UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Garett J. Childs

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant's telephone number, including area code: (517) 381-5500

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2026 – June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

JNL/American Funds Balanced Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/American Funds Balanced Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$46	0.90%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,945,019
Number of Investments:	1
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	3,811

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/American Funds Bond Fund of America Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/American Funds Bond Fund of America Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$41	0.83%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	519,365
Number of Investments:	1
Portfolio Turnover (%):	112
Total Advisory Fees Paid ($):	503

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/American Funds Capital Income Builder Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/American Funds Capital Income Builder Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$49	0.95%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	611,300
Number of Investments:	1
Portfolio Turnover (%):	51
Total Advisory Fees Paid ($):	801

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/American Funds Global Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/American Funds Global Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$58	1.06%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,463,172
Number of Investments:	1
Portfolio Turnover (%):	32
Total Advisory Fees Paid ($):	1,487

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Global Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/American Funds Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/American Funds Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$46	0.90%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,191,321
Number of Investments:	1
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	7,120

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/American Funds Growth-Income Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/American Funds Growth-Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$48	0.91%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	13,237,007
Number of Investments:	1
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	15,087

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/American Funds International Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/American Funds International Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$61	1.15%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,576,571
Number of Investments:	1
Portfolio Turnover (%):	69
Total Advisory Fees Paid ($):	1,758

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/American Funds New World Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/American Funds New World Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$68	1.27%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,635,774
Number of Investments:	1
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	2,194

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/American Funds Washington Mutual Investors Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/American Funds Washington Mutual Investors Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$47	0.92%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,326,908
Number of Investments:	1
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	5,464

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Bond Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Mellon Bond Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$28	0.57%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,011,689
Number of Investments:	1
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	465

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Emerging Markets Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Mellon Emerging Markets Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$40	0.72%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,361,328
Number of Investments:	1
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	618

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon International Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Mellon International Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$31	0.60%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,082,807
Number of Investments:	1
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	847

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon S&P 400 MidCap Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Mellon S&P 400 MidCap Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$30	0.56%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,641,207
Number of Investments:	1
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	991

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Small Cap Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Mellon Small Cap Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$31	0.56%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,804,627
Number of Investments:	1
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	790

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Aggressive Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL Aggressive Growth Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.45%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,499,347
Number of Investments:	23
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	706

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	56.9
International Equity	22.2
Emerging Markets Equity	9.8
Global Equity	5.4
Alternative	3.0
Domestic Fixed Income	2.7
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Conservative Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL Conservative Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.48%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	545,969
Number of Investments:	25
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	345

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	57.8
Alternative	13.2
Domestic Equity	10.4
Domestic Balanced	6.1
Emerging Markets Fixed Income	4.9
International Equity	4.1
Emerging Markets Equity	3.5
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL Growth Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.44%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,787,901
Number of Investments:	29
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	1,226

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	48.3
International Equity	19.6
Domestic Fixed Income	10.0
Alternative	8.7
Emerging Markets Equity	8.5
Global Equity	4.0
Emerging Markets Fixed Income	0.9
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Moderate Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL Moderate Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.45%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,814,105
Number of Investments:	30
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	850

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	38.3
Domestic Equity	22.0
Alternative	13.0
International Equity	10.2
Domestic Balanced	5.7
Emerging Markets Equity	4.4
Emerging Markets Fixed Income	3.8
Global Equity	2.6
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Moderate Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL Moderate Growth Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.44%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,300,255
Number of Investments:	31
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	1,438

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	37.2
Domestic Fixed Income	24.8
International Equity	14.3
Alternative	12.2
Emerging Markets Equity	5.7
Global Equity	3.4
Emerging Markets Fixed Income	2.4
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Multi-Manager Global Small Cap Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL Multi-Manager Global Small Cap Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$49	0.92%

(a)

Effective April 27, 2026, the Fund operates as a Fund of Funds. Prior to April 27, 2026, the Fund operated under a Master Feeder structure, and the expenses shown in the table reflect the combined Master Feeder expenses for the period prior to the conversion and expenses for the period after the conversion.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	642,588
Number of Investments:	3
Portfolio Turnover (%):	101
Total Advisory Fees Paid ($):	352

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	52.3
International Equity	47.7
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/JPMorgan Managed Aggressive Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/JPMorgan Managed Aggressive Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.44%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,107,193
Number of Investments:	28
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	895

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	62.7
International Equity	22.1
Emerging Markets Equity	5.7
Alternative	4.9
Domestic Fixed Income	4.6
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/JPMorgan Managed Conservative Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/JPMorgan Managed Conservative Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.46%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	611,524
Number of Investments:	30
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	320

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	65.7
Domestic Equity	15.2
Alternative	8.6
International Equity	4.9
Global Fixed Income	4.2
Emerging Markets Equity	1.4
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/JPMorgan Managed Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/JPMorgan Managed Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.44%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,888,967
Number of Investments:	30
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	1,591

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	56.2
International Equity	20.0
Domestic Fixed Income	13.7
Alternative	5.1
Emerging Markets Equity	5.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/JPMorgan Managed Moderate Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/JPMorgan Managed Moderate Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.44%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,539,877
Number of Investments:	35
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	692

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	47.4
Domestic Equity	29.3
International Equity	10.3
Alternative	7.5
Global Fixed Income	2.8
Emerging Markets Equity	2.7
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/JPMorgan Managed Moderate Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/JPMorgan Managed Moderate Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.44%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,509,556
Number of Investments:	33
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	1,456

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	42.9
Domestic Fixed Income	30.8
International Equity	15.3
Alternative	7.3
Emerging Markets Equity	3.7
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/American Funds Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/American Funds Growth Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.62%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,550,192
Number of Investments:	16
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	3,865

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	44.3
International Equity	17.6
Domestic Fixed Income	14.7
Global Equity	13.1
Emerging Markets Equity	8.9
Emerging Markets Fixed Income	1.4
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/American Funds Moderate Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/American Funds Moderate Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	89,818
Number of Investments:	16
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	79

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	49.7
Domestic Equity	24.0
International Equity	9.5
Global Equity	8.0
Emerging Markets Equity	4.9
Emerging Markets Fixed Income	3.9
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/American Funds Moderate Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/American Funds Moderate Growth Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,511,014
Number of Investments:	16
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	2,274

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	36.2
Domestic Fixed Income	31.3
International Equity	13.4
Global Equity	10.1
Emerging Markets Equity	6.4
Emerging Markets Fixed Income	2.6
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Growth ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL Growth ETF Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.65%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	473,420
Number of Investments:	26
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	427

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	48.3
International Equity	18.9
Domestic Fixed Income	15.9
Emerging Markets Equity	10.0
Securities Lending Collateral	4.5
Global Equity	3.7
Alternative	2.1
Emerging Markets Fixed Income	1.0
Short Term Investments	0.1
Total Net Assets	104.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Moderate ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL Moderate ETF Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	249,368
Number of Investments:	25
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	234

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	51.7
Domestic Equity	25.6
International Equity	10.4
Emerging Markets Equity	6.2
Securities Lending Collateral	4.5
Emerging Markets Fixed Income	3.9
Alternative	2.2
Total Net Assets	104.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Moderate Growth ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL Moderate Growth ETF Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.65%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	385,239
Number of Investments:	26
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	367

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	36.8
Domestic Fixed Income	33.2
International Equity	14.7
Emerging Markets Equity	7.8
Securities Lending Collateral	5.3
Emerging Markets Fixed Income	2.7
Global Equity	2.5
Alternative	2.2
Total Net Assets	105.2

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Vanguard Growth ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Vanguard Growth ETF Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,169,792
Number of Investments:	20
Portfolio Turnover (%):	18
Total Advisory Fees Paid ($):	1,978

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	56.4
International Equity	19.0
Domestic Fixed Income	12.7
Emerging Markets Equity	8.6
Securities Lending Collateral	4.6
Emerging Markets Fixed Income	1.9
Global Fixed Income	1.4
Total Net Assets	104.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Vanguard Moderate ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Vanguard Moderate ETF Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.66%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	579,097
Number of Investments:	21
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	570

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	43.4
Domestic Equity	31.6
International Equity	10.6
Global Fixed Income	4.9
Emerging Markets Fixed Income	4.8
Emerging Markets Equity	4.6
Securities Lending Collateral	4.5
Short Term Investments	0.0
Total Net Assets	104.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Vanguard Moderate Growth ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Vanguard Moderate Growth ETF Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,017,490
Number of Investments:	20
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	990

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	45.2
Domestic Fixed Income	27.4
International Equity	14.0
Emerging Markets Equity	6.5
Securities Lending Collateral	5.3
Emerging Markets Fixed Income	3.8
Global Fixed Income	3.1
Total Net Assets	105.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Multi-Manager Alternative Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL Multi-Manager Alternative Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	2.13%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	958,718
Number of Investments:	1,475
Portfolio Turnover (%):	78
Total Advisory Fees Paid ($):	5,112

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Other Short Term Investments	36.4
Information Technology	20.4
Private Investment Funds	11.9
Financials	10.5
Communication Services	9.2
Non-U.S. Government Agency ABS	8.8
Industrials	7.8
Health Care	6.5
Consumer Discretionary	5.4
Derivative Instruments	5.4
Other Sectors	12.9
Total Net Assets	135.2
Short Investments
Information Technology	(16.2)
Investment Companies	(3.6)
Derivative Instruments	(2.4)
Industrials	(2.0)
Consumer Discretionary	(1.7)
Health Care	(1.5)
Financials	(1.5)
Government Securities	(1.2)
Energy	(1.0)
Communication Services	(0.9)
Other Sectors	(1.4)
Total Net Assets	(33.4)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Multi-Manager Emerging Markets Equity Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL Multi-Manager Emerging Markets Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.22%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,575,817
Number of Investments:	427
Portfolio Turnover (%):	54
Total Advisory Fees Paid ($):	5,639

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	34.4
Financials	20.1
Industrials	9.2
Energy	7.0
Communication Services	6.1
Utilities	4.9
Consumer Discretionary	4.8
Materials	4.7
Consumer Staples	2.3
Other Short Term Investments	2.2
Other Sectors	4.8
Total Net Assets	100.5
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Multi-Manager Floating Rate Income Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL Multi-Manager Floating Rate Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.94%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	925,513
Number of Investments:	1,108
Portfolio Turnover (%):	45
Total Advisory Fees Paid ($):	2,114

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	30.1
Other Short Term Investments	15.3
Information Technology	15.3
Financials	11.9
Consumer Discretionary	10.8
Communication Services	10.4
Health Care	5.3
Materials	3.9
Consumer Staples	2.4
Energy	2.3
Other Sectors	3.8
Total Net Assets	111.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Multi-Manager International Equity Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL Multi-Manager International Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.97%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,441,754
Number of Investments:	281
Portfolio Turnover (%):	83
Total Advisory Fees Paid ($):	2,967

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	25.4
Financials	20.1
Industrials	16.7
Health Care	11.0
Consumer Discretionary	6.7
Materials	4.7
Energy	3.6
Communication Services	3.6
Consumer Staples	3.3
Utilities	2.7
Other Sectors	5.3
Total Net Assets	103.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Multi-Manager International Small Cap Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL Multi-Manager International Small Cap Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.21%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,006,207
Number of Investments:	358
Portfolio Turnover (%):	74
Total Advisory Fees Paid ($):	3,088

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	23.6
Information Technology	19.4
Financials	11.7
Materials	10.1
Consumer Discretionary	9.8
Energy	6.1
Health Care	5.6
Communication Services	3.7
Real Estate	3.5
Utilities	2.5
Other Sectors	3.4
Total Net Assets	99.4
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Multi-Manager Mid Cap Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL Multi-Manager Mid Cap Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.05%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,116,778
Number of Investments:	312
Portfolio Turnover (%):	82
Total Advisory Fees Paid ($):	3,327

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	28.7
Information Technology	14.4
Consumer Discretionary	8.7
Health Care	7.7
Financials	7.6
Consumer Staples	7.4
Materials	6.7
Investment Companies	4.9
Energy	3.7
Real Estate	3.5
Other Sectors	7.1
Total Net Assets	100.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Multi-Manager Select Equity Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL Multi-Manager Select Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.95%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,546,373
Number of Investments:	103
Portfolio Turnover (%):	54
Total Advisory Fees Paid ($):	3,624

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	17.9
Health Care	15.0
Industrials	13.0
Financials	11.8
Consumer Discretionary	7.2
Consumer Staples	7.1
Communication Services	7.0
Utilities	5.4
Private Investment Funds	4.5
Energy	3.5
Other Sectors	6.1
Total Net Assets	98.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Multi-Manager Small Cap Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL Multi-Manager Small Cap Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.97%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,542,108
Number of Investments:	470
Portfolio Turnover (%):	48
Total Advisory Fees Paid ($):	6,304

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	29.3
Health Care	22.9
Information Technology	19.8
Consumer Discretionary	9.0
Financials	8.8
Securities Lending Collateral	2.6
Other Short Term Investments	2.0
Consumer Staples	2.0
Energy	1.6
Materials	1.6
Other Sectors	3.0
Total Net Assets	102.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Multi-Manager Small Cap Value Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL Multi-Manager Small Cap Value Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.07%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,010,206
Number of Investments:	629
Portfolio Turnover (%):	59
Total Advisory Fees Paid ($):	6,022

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	20.5
Industrials	19.4
Information Technology	11.4
Consumer Discretionary	11.3
Health Care	9.0
Real Estate	5.9
Energy	4.3
Investment Companies	3.8
Materials	3.7
Consumer Staples	3.7
Other Sectors	7.4
Total Net Assets	100.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/BlackRock Global Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/BlackRock Global Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.04%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,425,260
Number of Investments:	2,983
Portfolio Turnover (%):	82
Total Advisory Fees Paid ($):	8,188

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	91.6
Information Technology	21.6
Industrials	11.2
Financials	10.6
Communication Services	8.0
Consumer Discretionary	7.8
Other Short Term Investments	6.9
Health Care	6.6
Non-U.S. Government Agency ABS	5.9
Energy	3.9
Other Sectors	17.5
Total Net Assets	191.6
Short Investments
Derivative Instruments	(68.0)
Total Net Assets	(68.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/BlackRock Global Natural Resources Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/BlackRock Global Natural Resources Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.99%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	703,275
Number of Investments:	45
Portfolio Turnover (%):	38
Total Advisory Fees Paid ($):	2,132

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Materials	59.8
Energy	32.8
Consumer Staples	3.1
Industrials	2.4
Securities Lending Collateral	1.9
Other Short Term Investments	1.8
Total Net Assets	101.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/BlackRock Large Cap Select Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/BlackRock Large Cap Select Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.83%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,445,790
Number of Investments:	34
Portfolio Turnover (%):	51
Total Advisory Fees Paid ($):	9,048

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	53.2
Industrials	15.2
Communication Services	10.4
Consumer Discretionary	8.4
Real Estate	4.2
Health Care	3.2
Energy	2.5
Materials	1.9
Consumer Staples	0.9
Other Short Term Investments	0.2
Total Net Assets	100.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Causeway International Value Select Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Causeway International Value Select Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.96%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,675,519
Number of Investments:	66
Portfolio Turnover (%):	30
Total Advisory Fees Paid ($):	6,793

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	23.8
Industrials	20.4
Health Care	12.6
Information Technology	11.2
Consumer Discretionary	9.4
Consumer Staples	8.6
Communication Services	6.1
Utilities	3.5
Materials	3.2
Real Estate	0.9
Other Sectors	0.3
Total Net Assets	100.0
Short Investments
Derivative Instruments	(0.0)
Total Net Assets	(0.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Cohen & Steers U.S. Realty Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Cohen & Steers U.S. Realty Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.07%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	609,775
Number of Investments:	39
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	766

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Real Estate	97.4
Consumer Discretionary	1.3
Securities Lending Collateral	1.0
Health Care	0.7
Warrants	0.1
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/DFA International Core Equity Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/DFA International Core Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.91%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	693,443
Number of Investments:	1,075
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	1,500

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	21.8
Industrials	19.1
Materials	10.5
Consumer Discretionary	10.0
Health Care	8.5
Information Technology	7.0
Energy	6.4
Consumer Staples	6.0
Communication Services	4.2
Utilities	3.8
Other Sectors	3.1
Total Net Assets	100.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/DFA U.S. Core Equity Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/DFA U.S. Core Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.80%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,760,120
Number of Investments:	2,151
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	2,834

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	29.5
Financials	14.6
Industrials	12.5
Consumer Discretionary	10.2
Health Care	9.7
Communication Services	7.9
Consumer Staples	4.8
Energy	4.7
Materials	3.2
Utilities	2.4
Other Sectors	0.6
Total Net Assets	100.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/DFA U.S. Small Cap Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/DFA U.S. Small Cap Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.98%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	860,534
Number of Investments:	1,986
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	2,046

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	20.2
Financials	19.7
Consumer Discretionary	13.6
Health Care	13.2
Information Technology	13.0
Energy	5.3
Materials	4.9
Consumer Staples	4.0
Communication Services	2.7
Utilities	2.6
Other Sectors	1.9
Total Net Assets	101.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/DoubleLine Core Fixed Income Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/DoubleLine Core Fixed Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.78%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,384,159
Number of Investments:	1,618
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	4,553

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	73.4
Government Securities	23.6
U.S. Government Agency MBS	23.5
Non-U.S. Government Agency ABS	23.1
Financials	5.5
Utilities	4.3
Industrials	4.2
Energy	2.6
Communication Services	2.2
Consumer Discretionary	2.1
Other Sectors	8.3
Total Net Assets	172.8
Short Investments
Derivative Instruments	(11.3)
Total Net Assets	(11.3)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/DoubleLine Emerging Markets Fixed Income Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/DoubleLine Emerging Markets Fixed Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.08%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	330,363
Number of Investments:	168
Portfolio Turnover (%):	43
Total Advisory Fees Paid ($):	1,045

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Utilities	17.8
Government Securities	16.2
Financials	15.8
Materials	13.6
Energy	10.4
Industrials	9.5
Consumer Staples	9.1
Other Short Term Investments	2.0
Consumer Discretionary	1.6
Communication Services	1.6
Other Sectors	1.8
Total Net Assets	99.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/DoubleLine Shiller Enhanced CAPE Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/DoubleLine Shiller Enhanced CAPE Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.99%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,238,814
Number of Investments:	648
Portfolio Turnover (%):	36
Total Advisory Fees Paid ($):	3,555

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	101.2
Non-U.S. Government Agency ABS	50.0
Government Securities	21.1
U.S. Government Agency MBS	8.1
Financials	5.9
Industrials	4.0
Utilities	2.3
Energy	1.8
Health Care	1.4
Materials	1.2
Other Sectors	5.3
Total Net Assets	202.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/DoubleLine Total Return Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/DoubleLine Total Return Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.83%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,657,853
Number of Investments:	495
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	3,672

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	72.6
U.S. Government Agency MBS	53.8
Non-U.S. Government Agency ABS	43.0
Government Securities	1.5
Other Short Term Investments	1.5
Total Net Assets	172.4
Short Investments
Derivative Instruments	(4.2)
Total Net Assets	(4.2)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Dreyfus Government Money Market Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Dreyfus Government Money Market Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.56%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,495,732
Number of Investments:	142
Total Advisory Fees Paid ($):	1,890

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Government Securities	51.5
Repurchase Agreements	46.3
Discount Notes	1.9
Total Net Assets	99.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.94%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,336,641
Number of Investments:	111
Portfolio Turnover (%):	70
Total Advisory Fees Paid ($):	3,151

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	53.4
Communication Services	14.0
Consumer Discretionary	9.7
Health Care	7.7
Industrials	6.2
Financials	3.9
Consumer Staples	3.0
Other Short Term Investments	2.7
Energy	0.6
Materials	0.3
Other Sectors	0.0
Total Net Assets	101.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Fidelity Institutional AM Total Bond Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Fidelity Institutional AM Total Bond Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,429,673
Number of Investments:	2,830
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	2,617

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Government Securities	39.3
U.S. Government Agency MBS	17.4
Non-U.S. Government Agency ABS	13.4
Derivative Instruments	12.8
Financials	11.9
Energy	3.7
Communication Services	2.9
Industrials	2.7
Other Short Term Investments	2.6
Real Estate	2.1
Other Sectors	9.1
Total Net Assets	117.9
Short Investments
Derivative Instruments	(3.1)
U.S. Government Agency MBS	(0.1)
Total Net Assets	(3.2)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/First Sentier Global Infrastructure Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/First Sentier Global Infrastructure Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.15%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	454,906
Number of Investments:	42
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	1,657

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Utilities	45.1
Industrials	38.8
Energy	9.2
Real Estate	5.1
Securities Lending Collateral	1.7
Communication Services	1.6
Total Net Assets	101.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Franklin Templeton Income Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Franklin Templeton Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.92%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,412,220
Number of Investments:	277
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	3,625

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Equity Linked Structured Notes	13.6
Health Care	13.6
Financials	9.2
Energy	9.2
Industrials	7.9
Consumer Staples	6.8
Utilities	6.6
Consumer Discretionary	6.1
U.S. Government Agency MBS	5.5
Information Technology	5.3
Other Sectors	18.1
Total Net Assets	101.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Goldman Sachs 4 Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Goldman Sachs 4 Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.70%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,384,824
Number of Investments:	144
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	6,294

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	40.0
Financials	12.2
Health Care	8.8
Consumer Discretionary	8.5
Communication Services	7.5
Industrials	7.5
Energy	3.2
Utilities	3.1
Real Estate	3.0
Materials	2.8
Other Sectors	4.2
Total Net Assets	100.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/GQG Emerging Markets Equity Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/GQG Emerging Markets Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.33%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	728,544
Number of Investments:	78
Portfolio Turnover (%):	44
Total Advisory Fees Paid ($):	3,283

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	20.4
Energy	18.4
Utilities	14.4
Information Technology	12.9
Industrials	12.1
Consumer Staples	10.7
Communication Services	8.1
Securities Lending Collateral	2.2
Other Short Term Investments	2.0
Materials	1.5
Other Sectors	0.9
Total Net Assets	103.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Invesco Small Cap Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Invesco Small Cap Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.03%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,030,325
Number of Investments:	100
Portfolio Turnover (%):	64
Total Advisory Fees Paid ($):	5,430

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	27.9
Industrials	24.5
Health Care	22.9
Consumer Discretionary	6.3
Financials	5.4
Energy	4.6
Other Short Term Investments	3.5
Materials	3.2
Utilities	1.4
Consumer Staples	1.3
Other Sectors	1.3
Total Net Assets	102.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/JPMorgan Hedged Equity Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/JPMorgan Hedged Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.95%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	791,485
Number of Investments:	156
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	2,069

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	37.2
Financials	11.9
Consumer Discretionary	10.6
Other Short Term Investments	10.0
Communication Services	9.5
Health Care	8.7
Industrials	8.4
Consumer Staples	3.3
Derivative Instruments	3.3
Energy	2.9
Other Sectors	5.8
Total Net Assets	111.6
Short Investments
Derivative Instruments	(1.3)
Total Net Assets	(1.3)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/JPMorgan MidCap Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/JPMorgan MidCap Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.89%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,570,587
Number of Investments:	114
Portfolio Turnover (%):	55
Total Advisory Fees Paid ($):	8,058

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	31.8
Industrials	23.6
Health Care	14.3
Consumer Discretionary	11.3
Financials	5.8
Communication Services	3.7
Energy	3.3
Consumer Staples	2.4
Real Estate	1.6
Utilities	1.2
Other Sectors	0.8
Total Net Assets	99.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/JPMorgan Nasdaq Hedged Equity Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/JPMorgan Nasdaq Hedged Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.99%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	55,118
Number of Investments:	98
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	126

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	60.5
Other Short Term Investments	17.1
Communication Services	12.2
Consumer Discretionary	10.9
Consumer Staples	5.7
Derivative Instruments	4.2
Health Care	3.9
Industrials	2.7
Utilities	1.0
Materials	0.9
Other Sectors	1.0
Total Net Assets	120.1
Short Investments
Derivative Instruments	(2.7)
Total Net Assets	(2.7)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/JPMorgan U.S. Government & Quality Bond Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.69%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,175,289
Number of Investments:	317
Portfolio Turnover (%):	48
Total Advisory Fees Paid ($):	1,731

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Government Securities	40.7
U.S. Government Agency MBS	38.9
Non-U.S. Government Agency ABS	11.7
Financials	4.3
Other Short Term Investments	2.7
Derivative Instruments	2.0
Utilities	0.7
Communication Services	0.5
Energy	0.2
Total Net Assets	101.7
Short Investments
Derivative Instruments	(0.3)
Total Net Assets	(0.3)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/JPMorgan U.S. Value Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/JPMorgan U.S. Value Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.89%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,415,143
Number of Investments:	90
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	3,300

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	20.4
Information Technology	17.2
Health Care	13.7
Industrials	12.6
Consumer Discretionary	11.2
Consumer Staples	4.8
Energy	4.6
Utilities	4.1
Communication Services	3.8
Materials	3.7
Other Sectors	3.7
Total Net Assets	99.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Loomis Sayles Global Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Loomis Sayles Global Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.85%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,005,517
Number of Investments:	44
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	2,603

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Consumer Discretionary	23.3
Communication Services	23.2
Information Technology	18.6
Health Care	12.9
Industrials	8.4
Financials	7.5
Consumer Staples	3.5
Other Short Term Investments	2.5
Derivative Instruments	0.0
Total Net Assets	99.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Lord Abbett Short Duration Income Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Lord Abbett Short Duration Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.80%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	621,789
Number of Investments:	744
Portfolio Turnover (%):	54
Total Advisory Fees Paid ($):	1,188

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	45.5
Non-U.S. Government Agency ABS	27.3
Financials	20.2
Energy	10.3
Utilities	6.6
Consumer Discretionary	6.1
Industrials	5.8
Health Care	4.7
Government Securities	3.7
Information Technology	3.5
Other Sectors	11.4
Total Net Assets	145.1
Short Investments
Derivative Instruments	(11.6)
Total Net Assets	(11.6)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Communication Services Sector Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Mellon Communication Services Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	906,970
Number of Investments:	50
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	917

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Communication Services	97.3
Information Technology	2.3
Derivative Instruments	0.3
Real Estate	0.1
Consumer Discretionary	0.1
Securities Lending Collateral	0.1
Other Short Term Investments	0.0
Total Net Assets	100.2

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Consumer Discretionary Sector Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Mellon Consumer Discretionary Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,190,480
Number of Investments:	141
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	1,100

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Consumer Discretionary	96.5
Materials	2.0
Industrials	0.6
Consumer Staples	0.6
Derivative Instruments	0.3
Securities Lending Collateral	0.3
Other Short Term Investments	0.2
Information Technology	0.1
Total Net Assets	100.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Consumer Staples Sector Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Mellon Consumer Staples Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	384,061
Number of Investments:	60
Portfolio Turnover (%):	25
Total Advisory Fees Paid ($):	398

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Consumer Staples	98.9
Derivative Instruments	0.7
Securities Lending Collateral	0.6
Consumer Discretionary	0.6
Other Short Term Investments	0.5
Total Net Assets	101.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Dow Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Mellon Dow Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.65%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,347,119
Number of Investments:	33
Portfolio Turnover (%):	5
Total Advisory Fees Paid ($):	1,155

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	26.6
Industrials	18.9
Information Technology	16.1
Health Care	13.2
Consumer Discretionary	10.2
Communication Services	5.1
Materials	3.9
Consumer Staples	3.9
Energy	1.9
Derivative Instruments	0.3
Other Sectors	0.2
Total Net Assets	100.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Energy Sector Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Mellon Energy Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.63%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,784,490
Number of Investments:	60
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	1,656

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Energy	99.2
Derivative Instruments	0.4
Utilities	0.3
Other Short Term Investments	0.3
Securities Lending Collateral	0.1
Total Net Assets	100.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Financial Sector Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Mellon Financial Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,376,602
Number of Investments:	183
Portfolio Turnover (%):	5
Total Advisory Fees Paid ($):	1,251

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	98.8
Derivative Instruments	0.7
Information Technology	0.7
Other Short Term Investments	0.5
Securities Lending Collateral	0.1
Total Net Assets	100.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Healthcare Sector Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Mellon Healthcare Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.63%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,677,945
Number of Investments:	142
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	2,280

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Health Care	99.5
Derivative Instruments	0.4
Other Short Term Investments	0.4
Materials	0.1
Securities Lending Collateral	0.1
Rights	0.0
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Industrials Sector Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Mellon Industrials Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.65%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	744,935
Number of Investments:	213
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	556

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	97.6
Other Short Term Investments	0.9
Consumer Discretionary	0.5
Derivative Instruments	0.5
Information Technology	0.4
Securities Lending Collateral	0.3
Financials	0.3
Materials	0.2
Consumer Staples	0.0
Total Net Assets	100.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Information Technology Sector Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Mellon Information Technology Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.61%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	8,594,541
Number of Investments:	198
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	6,113

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	97.4
Industrials	1.6
Financials	0.5
Derivative Instruments	0.3
Other Short Term Investments	0.3
Consumer Discretionary	0.2
Securities Lending Collateral	0.1
Communication Services	0.1
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Materials Sector Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Mellon Materials Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.65%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	348,754
Number of Investments:	49
Portfolio Turnover (%):	32
Total Advisory Fees Paid ($):	327

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Materials	98.4
Industrials	1.0
Derivative Instruments	0.3
Other Short Term Investments	0.2
Total Net Assets	99.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Nasdaq 100 Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Mellon Nasdaq 100 Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.63%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	11,201,634
Number of Investments:	106
Portfolio Turnover (%):	7
Total Advisory Fees Paid ($):	7,848

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	61.0
Communication Services	12.1
Consumer Discretionary	10.6
Consumer Staples	6.2
Health Care	3.5
Industrials	3.4
Utilities	1.1
Materials	1.0
Derivative Instruments	0.5
Energy	0.5
Other Sectors	0.8
Total Net Assets	100.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Real Estate Sector Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Mellon Real Estate Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.66%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	214,676
Number of Investments:	78
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	208

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Real Estate	96.4
Financials	2.6
Securities Lending Collateral	1.6
Derivative Instruments	1.0
Other Short Term Investments	0.8
Total Net Assets	102.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon S&P 500 Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Mellon S&P 500 Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.51%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	18,334,409
Number of Investments:	507
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	8,500

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	37.8
Financials	11.7
Communication Services	9.6
Consumer Discretionary	9.3
Industrials	8.9
Health Care	8.8
Consumer Staples	4.5
Securities Lending Collateral	3.8
Energy	3.0
Utilities	2.2
Other Sectors	4.7
Total Net Assets	104.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon U.S. Stock Market Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Mellon U.S. Stock Market Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.61%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,921,534
Number of Investments:	1,187
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	3,711

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	36.0
Financials	11.9
Industrials	10.0
Consumer Discretionary	9.4
Health Care	9.1
Communication Services	9.1
Consumer Staples	4.4
Energy	3.1
Utilities	2.2
Real Estate	2.1
Other Sectors	3.1
Total Net Assets	100.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Utilities Sector Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Mellon Utilities Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	749,620
Number of Investments:	52
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	726

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Utilities	99.5
Derivative Instruments	0.4
Other Short Term Investments	0.3
Securities Lending Collateral	0.2
Industrials	0.1
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon World Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Mellon World Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	920,094
Number of Investments:	1,177
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	818

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	30.5
Financials	15.9
Industrials	11.3
Health Care	8.8
Consumer Discretionary	8.7
Communication Services	7.8
Consumer Staples	4.9
Energy	3.5
Materials	3.2
Utilities	2.5
Other Sectors	3.3
Total Net Assets	100.4
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/MFS Equity Income Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/MFS Equity Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.96%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	830,381
Number of Investments:	100
Portfolio Turnover (%):	111
Total Advisory Fees Paid ($):	2,051

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	21.3
Information Technology	15.8
Health Care	12.3
Industrials	10.3
Consumer Discretionary	8.8
Consumer Staples	6.8
Energy	6.5
Utilities	6.3
Real Estate	4.9
Communication Services	4.4
Other Sectors	3.0
Total Net Assets	100.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/MFS Mid Cap Value Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/MFS Mid Cap Value Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.95%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,987,714
Number of Investments:	157
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	5,267

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	18.1
Industrials	17.6
Consumer Discretionary	9.5
Health Care	9.3
Information Technology	9.2
Utilities	7.9
Real Estate	7.6
Energy	7.5
Consumer Staples	5.4
Materials	5.1
Other Sectors	4.0
Total Net Assets	101.2

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Morningstar SMID Moat Focus Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Morningstar SMID Moat Focus Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.77%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	18,124
Number of Investments:	112
Portfolio Turnover (%):	50
Total Advisory Fees Paid ($):	63

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Health Care	22.5
Industrials	16.2
Materials	11.8
Financials	10.9
Consumer Staples	10.4
Consumer Discretionary	10.1
Information Technology	9.1
Communication Services	3.1
Real Estate	2.2
Energy	1.8
Other Sectors	1.5
Total Net Assets	99.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Morningstar U.S. Sustainability Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Morningstar U.S. Sustainability Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.71%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	402,026
Number of Investments:	274
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	498

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	36.2
Financials	14.7
Consumer Discretionary	11.8
Health Care	11.5
Industrials	8.3
Communication Services	4.3
Consumer Staples	3.7
Real Estate	3.6
Energy	2.3
Materials	2.2
Other Sectors	1.5
Total Net Assets	100.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Morningstar Wide Moat Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Morningstar Wide Moat Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.77%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	569,610
Number of Investments:	57
Portfolio Turnover (%):	32
Total Advisory Fees Paid ($):	717

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	28.0
Health Care	17.8
Consumer Staples	17.7
Industrials	11.5
Consumer Discretionary	11.0
Financials	10.6
Communication Services	2.3
Real Estate	0.7
Derivative Instruments	0.5
Other Short Term Investments	0.0
Total Net Assets	100.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Neuberger Berman Commodity Strategy Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Neuberger Berman Commodity Strategy Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.90%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	67,770
Number of Investments:	183
Portfolio Turnover (%):	30
Total Advisory Fees Paid ($):	139

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	106.8
Financials	28.9
Non-U.S. Government Agency ABS	17.7
Other Short Term Investments	15.4
Health Care	9.6
Communication Services	5.4
Utilities	5.3
Energy	3.7
Consumer Discretionary	1.7
Consumer Staples	1.2
Other Sectors	2.0
Total Net Assets	197.7
Short Investments
Derivative Instruments	(0.3)
Total Net Assets	(0.3)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Neuberger Berman Gold Plus Strategy Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Neuberger Berman Gold Plus Strategy Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.11%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	102,049
Number of Investments:	83
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	419

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	99.0
Financials	42.8
Health Care	12.8
Utilities	8.5
Other Short Term Investments	8.0
Communication Services	6.5
Energy	5.8
Investment Companies	2.9
Consumer Staples	1.8
Consumer Discretionary	1.8
Other Sectors	3.1
Total Net Assets	193.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Neuberger Berman Strategic Income Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Neuberger Berman Strategic Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.92%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,330,247
Number of Investments:	1,909
Portfolio Turnover (%):	30
Total Advisory Fees Paid ($):	2,677

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	64.4
U.S. Government Agency MBS	36.3
Non-U.S. Government Agency ABS	18.7
Financials	13.5
Government Securities	9.5
Communication Services	5.6
Consumer Discretionary	4.6
Utilities	4.3
Industrials	3.9
Energy	3.6
Other Sectors	11.6
Total Net Assets	176.0
Short Investments
Derivative Instruments	(9.2)
Total Net Assets	(9.2)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Newton Equity Income Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Newton Equity Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.85%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,432,952
Number of Investments:	76
Portfolio Turnover (%):	49
Total Advisory Fees Paid ($):	8,183

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	25.1
Health Care	14.1
Information Technology	12.7
Industrials	10.8
Energy	7.8
Consumer Discretionary	7.7
Consumer Staples	7.4
Materials	5.9
Communication Services	4.7
Utilities	1.6
Other Sectors	2.0
Total Net Assets	99.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/PIMCO Income Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/PIMCO Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.93%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,888,053
Number of Investments:	1,274
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	4,448

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	154.3
U.S. Government Agency MBS	58.8
Non-U.S. Government Agency ABS	29.9
Government Securities	26.0
Other Short Term Investments	17.7
Financials	5.9
Communication Services	3.4
Information Technology	1.7
Energy	1.1
Consumer Discretionary	1.1
Other Sectors	2.8
Total Net Assets	302.7
Short Investments
Derivative Instruments	(99.5)
U.S. Government Agency MBS	(0.5)
Total Net Assets	(100.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/PIMCO Investment Grade Credit Bond Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/PIMCO Investment Grade Credit Bond Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.89%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	749,770
Number of Investments:	1,152
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	1,332

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	130.2
Financials	33.9
Government Securities	12.9
U.S. Government Agency MBS	9.9
Utilities	9.3
Energy	8.8
Real Estate	7.5
Health Care	6.2
Communication Services	4.7
Non-U.S. Government Agency ABS	4.3
Other Sectors	12.6
Total Net Assets	240.3
Short Investments
Derivative Instruments	(42.0)
Total Net Assets	(42.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/PIMCO Real Return Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/PIMCO Real Return Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	2.01%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,057,862
Number of Investments:	661
Portfolio Turnover (%):	7
Total Advisory Fees Paid ($):	2,088

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Government Securities	123.0
Derivative Instruments	89.2
U.S. Government Agency MBS	19.1
Non-U.S. Government Agency ABS	9.3
Financials	0.5
Communication Services	0.4
Information Technology	0.4
Consumer Discretionary	0.0
Total Net Assets	241.9
Short Investments
Derivative Instruments	(86.6)
Government Securities	(5.3)
Total Net Assets	(91.9)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/PPM America Emerging Markets Debt Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/PPM America Emerging Markets Debt Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class(a)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$17	0.93%

(a)

This Fund share class’s shareholder report covers the period of time since inception on April 27, 2026 and is less than a full reporting period. Costs of a $10,000 investment in dollars for this class would have been higher for a full reporting period.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	51,114
Number of Investments:	130
Portfolio Turnover (%):	5
Total Advisory Fees Paid ($):	43

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Government Securities	59.2
Derivative Instruments	11.9
Energy	9.5
Materials	8.4
Utilities	7.6
Financials	4.7
Consumer Staples	2.1
Other Short Term Investments	2.1
Industrials	1.8
Real Estate	1.1
Other Sectors	1.9
Total Net Assets	110.3
Short Investments
Derivative Instruments	(8.1)
Total Net Assets	(8.1)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/PPM America High Yield Bond Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/PPM America High Yield Bond Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,517,713
Number of Investments:	334
Portfolio Turnover (%):	39
Total Advisory Fees Paid ($):	2,322

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	14.7
Communication Services	13.2
Consumer Discretionary	13.0
Industrials	11.1
Energy	10.6
Information Technology	9.6
Other Short Term Investments	5.9
Health Care	5.6
Materials	5.0
Securities Lending Collateral	4.4
Other Sectors	11.1
Total Net Assets	104.2
Short Investments
Derivative Instruments	(0.5)
Total Net Assets	(0.5)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/PPM America Investment Grade Credit Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/PPM America Investment Grade Credit Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.83%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	175,593
Number of Investments:	412
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	336

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	33.5
Health Care	11.3
Utilities	9.0
Communication Services	7.1
Information Technology	6.9
Derivative Instruments	6.6
Industrials	6.4
Consumer Staples	5.2
Energy	4.7
Government Securities	4.6
Other Sectors	12.6
Total Net Assets	107.9
Short Investments
Derivative Instruments	(2.7)
Total Net Assets	(2.7)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/PPM America Total Return Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/PPM America Total Return Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.79%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,264,623
Number of Investments:	494
Portfolio Turnover (%):	48
Total Advisory Fees Paid ($):	2,527

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Government Securities	32.9
U.S. Government Agency MBS	22.1
Non-U.S. Government Agency ABS	13.6
Financials	11.5
Derivative Instruments	10.2
Other Short Term Investments	3.7
Utilities	3.3
Communication Services	3.1
Materials	2.7
Consumer Discretionary	1.9
Other Sectors	8.9
Total Net Assets	113.9
Short Investments
Derivative Instruments	(3.3)
Total Net Assets	(3.3)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/RAFI Fundamental U.S. Small Cap Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/RAFI Fundamental U.S. Small Cap Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.67%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	411,637
Number of Investments:	997
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	349

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	20.0
Financials	16.2
Consumer Discretionary	13.7
Information Technology	13.7
Health Care	9.3
Real Estate	8.5
Energy	5.2
Materials	4.8
Consumer Staples	3.4
Communication Services	2.8
Other Sectors	5.9
Total Net Assets	103.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/RAFI Multi-Factor U.S. Equity Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/RAFI Multi-Factor U.S. Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.67%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,274,460
Number of Investments:	884
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	1,845

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	26.7
Health Care	14.6
Industrials	13.0
Financials	10.6
Consumer Staples	9.3
Consumer Discretionary	8.2
Energy	6.3
Communication Services	4.8
Materials	3.0
Real Estate	1.8
Other Sectors	2.6
Total Net Assets	100.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/T. Rowe Price Capital Appreciation Equity Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/T. Rowe Price Capital Appreciation Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.97%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,050,515
Number of Investments:	93
Portfolio Turnover (%):	39
Total Advisory Fees Paid ($):	2,524

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	32.4
Health Care	17.5
Communication Services	10.2
Consumer Discretionary	10.1
Utilities	9.4
Financials	8.8
Industrials	5.5
Consumer Staples	3.8
Energy	2.0
Securities Lending Collateral	1.1
Other Sectors	0.3
Total Net Assets	101.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/T. Rowe Price Capital Appreciation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/T. Rowe Price Capital Appreciation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.94%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	15,302,440
Number of Investments:	286
Portfolio Turnover (%):	62
Total Advisory Fees Paid ($):	36,930

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	24.1
Government Securities	15.4
Health Care	12.5
Financials	10.8
Consumer Discretionary	8.7
Utilities	7.9
Communication Services	6.9
Industrials	5.6
Other Short Term Investments	4.5
Consumer Staples	1.7
Other Sectors	1.5
Total Net Assets	99.6
Short Investments
Derivative Instruments	(0.5)
Total Net Assets	(0.5)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/T. Rowe Price Growth Stock Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/T. Rowe Price Growth Stock Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.83%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	8,852,880
Number of Investments:	115
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	18,793

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	54.1
Communication Services	17.0
Industrials	8.1
Consumer Discretionary	7.6
Health Care	5.8
Financials	5.7
Real Estate	0.5
Materials	0.3
Utilities	0.3
Other Short Term Investments	0.2
Other Sectors	0.3
Total Net Assets	99.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/T. Rowe Price Mid-Cap Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/T. Rowe Price Mid-Cap Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.95%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,367,882
Number of Investments:	294
Portfolio Turnover (%):	120
Total Advisory Fees Paid ($):	11,617

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	31.2
Industrials	22.6
Health Care	13.3
Consumer Discretionary	11.8
Financials	4.8
Communication Services	4.6
Energy	3.6
Real Estate	2.2
Materials	2.1
Utilities	1.9
Other Sectors	2.5
Total Net Assets	100.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/T. Rowe Price Short-Term Bond Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/T. Rowe Price Short-Term Bond Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.72%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,031,901
Number of Investments:	934
Portfolio Turnover (%):	63
Total Advisory Fees Paid ($):	1,625

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Non-U.S. Government Agency ABS	32.6
Derivative Instruments	27.7
Government Securities	21.0
Financials	12.2
U.S. Government Agency MBS	7.4
Health Care	4.4
Other Short Term Investments	3.8
Consumer Staples	2.7
Utilities	2.7
Information Technology	2.6
Other Sectors	12.1
Total Net Assets	129.2
Short Investments
Derivative Instruments	(7.2)
Total Net Assets	(7.2)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/T. Rowe Price Value Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/T. Rowe Price Value Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.85%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,377,468
Number of Investments:	109
Portfolio Turnover (%):	38
Total Advisory Fees Paid ($):	9,429

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	19.3
Financials	18.2
Health Care	13.2
Industrials	12.7
Consumer Discretionary	10.2
Energy	7.7
Consumer Staples	4.6
Materials	4.1
Real Estate	3.6
Utilities	3.2
Other Sectors	2.8
Total Net Assets	99.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/WCM Focused International Equity Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/WCM Focused International Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.09%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,392,534
Number of Investments:	40
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	7,250

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	29.3
Industrials	27.7
Financials	14.7
Health Care	8.1
Consumer Staples	5.8
Consumer Discretionary	4.0
Energy	3.2
Communication Services	2.7
Utilities	1.8
Materials	1.7
Other Sectors	0.6
Total Net Assets	99.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Westchester Capital Event Driven Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/Westchester Capital Event Driven Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	1.50%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	47,557
Number of Investments:	472
Portfolio Turnover (%):	133
Total Advisory Fees Paid ($):	246

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	60.4
Financials	25.2
Communication Services	16.7
Other Short Term Investments	15.1
Industrials	9.5
Health Care	6.1
Consumer Discretionary	4.4
Energy	3.8
Materials	2.8
Investment Companies	2.8
Other Sectors	6.0
Total Net Assets	152.8
Short Investments
Derivative Instruments	(16.1)
Energy	(1.5)
Information Technology	(0.4)
Communication Services	(0.3)
Materials	(0.1)
Industrials	(0.1)
Financials	(0.1)
Health Care	(0.0)
Total Net Assets	(18.6)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/WMC Balanced Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/WMC Balanced Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,342,542
Number of Investments:	604
Portfolio Turnover (%):	56
Total Advisory Fees Paid ($):	14,456

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	25.3
Government Securities	17.8
Financials	9.3
U.S. Government Agency MBS	7.8
Communication Services	6.7
Consumer Discretionary	6.6
Health Care	6.3
Industrials	5.6
Consumer Staples	3.8
Energy	2.8
Other Sectors	9.2
Total Net Assets	101.2
Short Investments
U.S. Government Agency MBS	(0.3)
Total Net Assets	(0.3)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/WMC Equity Income Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/WMC Equity Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.89%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	918,433
Number of Investments:	75
Portfolio Turnover (%):	41
Total Advisory Fees Paid ($):	2,008

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	20.0
Health Care	17.6
Information Technology	17.4
Industrials	9.3
Consumer Staples	8.2
Energy	7.7
Utilities	7.2
Materials	3.4
Real Estate	3.4
Communication Services	2.9
Other Sectors	3.4
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/WMC Value Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2026

This shareholder report contains important information about JNL/WMC Value Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.80%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	949,170
Number of Investments:	167
Portfolio Turnover (%):	134
Total Advisory Fees Paid ($):	1,845

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	22.3
Information Technology	19.9
Health Care	12.6
Industrials	10.6
Consumer Discretionary	9.4
Consumer Staples	7.7
Energy	5.2
Real Estate	4.2
Communication Services	3.9
Materials	3.1
Other Sectors	2.1
Total Net Assets	101.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/American Funds Balanced Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/American Funds Balanced Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$31	0.60%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,945,019
Number of Investments:	1
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	3,811

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/American Funds Bond Fund of America Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/American Funds Bond Fund of America Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$26	0.53%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	519,365
Number of Investments:	1
Portfolio Turnover (%):	112
Total Advisory Fees Paid ($):	503

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/American Funds Capital Income Builder Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/American Funds Capital Income Builder Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$34	0.65%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	611,300
Number of Investments:	1
Portfolio Turnover (%):	51
Total Advisory Fees Paid ($):	801

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/American Funds Global Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/American Funds Global Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$42	0.76%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,463,172
Number of Investments:	1
Portfolio Turnover (%):	32
Total Advisory Fees Paid ($):	1,487

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Global Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/American Funds Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/American Funds Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$31	0.60%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,191,321
Number of Investments:	1
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	7,120

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/American Funds Growth-Income Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/American Funds Growth-Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$32	0.61%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	13,237,007
Number of Investments:	1
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	15,087

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/American Funds International Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/American Funds International Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$45	0.85%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,576,571
Number of Investments:	1
Portfolio Turnover (%):	69
Total Advisory Fees Paid ($):	1,758

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/American Funds New World Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/American Funds New World Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$52	0.97%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,635,774
Number of Investments:	1
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	2,194

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/American Funds Washington Mutual Investors Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/American Funds Washington Mutual Investors Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$32	0.62%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,326,908
Number of Investments:	1
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	5,464

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Bond Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Mellon Bond Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$13	0.27%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,011,689
Number of Investments:	1
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	465

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Emerging Markets Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Mellon Emerging Markets Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$21	0.37%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,361,328
Number of Investments:	1
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	618

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon International Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Mellon International Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$16	0.30%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,082,807
Number of Investments:	1
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	847

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon S&P 400 MidCap Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Mellon S&P 400 MidCap Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$14	0.26%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,641,207
Number of Investments:	1
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	991

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Small Cap Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Mellon Small Cap Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$14	0.26%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,804,627
Number of Investments:	1
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	790

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Aggressive Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL Aggressive Growth Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.15%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,499,347
Number of Investments:	23
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	706

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	56.9
International Equity	22.2
Emerging Markets Equity	9.8
Global Equity	5.4
Alternative	3.0
Domestic Fixed Income	2.7
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Conservative Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL Conservative Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	545,969
Number of Investments:	25
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	345

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	57.8
Alternative	13.2
Domestic Equity	10.4
Domestic Balanced	6.1
Emerging Markets Fixed Income	4.9
International Equity	4.1
Emerging Markets Equity	3.5
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL Growth Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,787,901
Number of Investments:	29
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	1,226

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	48.3
International Equity	19.6
Domestic Fixed Income	10.0
Alternative	8.7
Emerging Markets Equity	8.5
Global Equity	4.0
Emerging Markets Fixed Income	0.9
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Moderate Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL Moderate Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.15%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,814,105
Number of Investments:	30
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	850

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	38.3
Domestic Equity	22.0
Alternative	13.0
International Equity	10.2
Domestic Balanced	5.7
Emerging Markets Equity	4.4
Emerging Markets Fixed Income	3.8
Global Equity	2.6
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Moderate Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL Moderate Growth Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,300,255
Number of Investments:	31
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	1,438

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	37.2
Domestic Fixed Income	24.8
International Equity	14.3
Alternative	12.2
Emerging Markets Equity	5.7
Global Equity	3.4
Emerging Markets Fixed Income	2.4
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Multi-Manager Global Small Cap Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL Multi-Manager Global Small Cap Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$33	0.62%

(a)

Effective April 27, 2026, the Fund operates as a Fund of Funds. Prior to April 27, 2026, the Fund operated under a Master Feeder structure, and the expenses shown in the table reflect the combined Master Feeder expenses for the period prior to the conversion and expenses for the period after the conversion.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	642,588
Number of Investments:	3
Portfolio Turnover (%):	101
Total Advisory Fees Paid ($):	352

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	52.3
International Equity	47.7
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/JPMorgan Managed Aggressive Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/JPMorgan Managed Aggressive Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,107,193
Number of Investments:	28
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	895

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	62.7
International Equity	22.1
Emerging Markets Equity	5.7
Alternative	4.9
Domestic Fixed Income	4.6
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/JPMorgan Managed Conservative Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/JPMorgan Managed Conservative Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.16%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	611,524
Number of Investments:	30
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	320

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	65.7
Domestic Equity	15.2
Alternative	8.6
International Equity	4.9
Global Fixed Income	4.2
Emerging Markets Equity	1.4
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/JPMorgan Managed Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/JPMorgan Managed Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,888,967
Number of Investments:	30
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	1,591

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	56.2
International Equity	20.0
Domestic Fixed Income	13.7
Alternative	5.1
Emerging Markets Equity	5.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/JPMorgan Managed Moderate Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/JPMorgan Managed Moderate Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,539,877
Number of Investments:	35
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	692

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	47.4
Domestic Equity	29.3
International Equity	10.3
Alternative	7.5
Global Fixed Income	2.8
Emerging Markets Equity	2.7
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/JPMorgan Managed Moderate Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/JPMorgan Managed Moderate Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,509,556
Number of Investments:	33
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	1,456

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	42.9
Domestic Fixed Income	30.8
International Equity	15.3
Alternative	7.3
Emerging Markets Equity	3.7
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/American Funds Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/American Funds Growth Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.32%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,550,192
Number of Investments:	16
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	3,865

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	44.3
International Equity	17.6
Domestic Fixed Income	14.7
Global Equity	13.1
Emerging Markets Equity	8.9
Emerging Markets Fixed Income	1.4
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/American Funds Moderate Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/American Funds Moderate Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	89,818
Number of Investments:	16
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	79

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	49.7
Domestic Equity	24.0
International Equity	9.5
Global Equity	8.0
Emerging Markets Equity	4.9
Emerging Markets Fixed Income	3.9
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/American Funds Moderate Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/American Funds Moderate Growth Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.34%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,511,014
Number of Investments:	16
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	2,274

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	36.2
Domestic Fixed Income	31.3
International Equity	13.4
Global Equity	10.1
Emerging Markets Equity	6.4
Emerging Markets Fixed Income	2.6
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Growth ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL Growth ETF Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	473,420
Number of Investments:	26
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	427

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	48.3
International Equity	18.9
Domestic Fixed Income	15.9
Emerging Markets Equity	10.0
Securities Lending Collateral	4.5
Global Equity	3.7
Alternative	2.1
Emerging Markets Fixed Income	1.0
Short Term Investments	0.1
Total Net Assets	104.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Moderate ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL Moderate ETF Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	249,368
Number of Investments:	25
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	234

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	51.7
Domestic Equity	25.6
International Equity	10.4
Emerging Markets Equity	6.2
Securities Lending Collateral	4.5
Emerging Markets Fixed Income	3.9
Alternative	2.2
Total Net Assets	104.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Moderate Growth ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL Moderate Growth ETF Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	385,239
Number of Investments:	26
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	367

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	36.8
Domestic Fixed Income	33.2
International Equity	14.7
Emerging Markets Equity	7.8
Securities Lending Collateral	5.3
Emerging Markets Fixed Income	2.7
Global Equity	2.5
Alternative	2.2
Total Net Assets	105.2

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Vanguard Growth ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Vanguard Growth ETF Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.22%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,169,792
Number of Investments:	20
Portfolio Turnover (%):	18
Total Advisory Fees Paid ($):	1,978

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	56.4
International Equity	19.0
Domestic Fixed Income	12.7
Emerging Markets Equity	8.6
Securities Lending Collateral	4.6
Emerging Markets Fixed Income	1.9
Global Fixed Income	1.4
Total Net Assets	104.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Vanguard Moderate ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Vanguard Moderate ETF Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.23%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	579,097
Number of Investments:	21
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	570

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	43.4
Domestic Equity	31.6
International Equity	10.6
Global Fixed Income	4.9
Emerging Markets Fixed Income	4.8
Emerging Markets Equity	4.6
Securities Lending Collateral	4.5
Short Term Investments	0.0
Total Net Assets	104.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Vanguard Moderate Growth ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Vanguard Moderate Growth ETF Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.23%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,017,490
Number of Investments:	20
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	990

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	45.2
Domestic Fixed Income	27.4
International Equity	14.0
Emerging Markets Equity	6.5
Securities Lending Collateral	5.3
Emerging Markets Fixed Income	3.8
Global Fixed Income	3.1
Total Net Assets	105.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Bond Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL Bond Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$4	0.08%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,037,698
Number of Investments:	3,445
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	361

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Government Securities	48.1
U.S. Government Agency MBS	24.3
Financials	8.9
Other Short Term Investments	5.1
Health Care	2.6
Utilities	2.6
Information Technology	2.0
Industrials	1.9
Energy	1.7
Communication Services	1.7
Other Sectors	5.9
Total Net Assets	104.8
Short Investments
U.S. Government Agency MBS	(0.0)
Total Net Assets	(0.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Emerging Markets Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL Emerging Markets Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.16%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,399,425
Number of Investments:	1,486
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	821

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	43.6
Financials	17.6
Consumer Discretionary	7.5
Industrials	7.2
Communication Services	5.8
Materials	5.2
Energy	3.1
Derivative Instruments	2.6
Consumer Staples	2.6
Health Care	2.2
Other Sectors	5.4
Total Net Assets	102.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL International Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL International Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.10%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,103,515
Number of Investments:	645
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	1,465

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	25.2
Industrials	18.8
Information Technology	11.9
Health Care	10.3
Consumer Discretionary	8.1
Consumer Staples	6.7
Materials	6.0
Utilities	3.7
Energy	3.4
Communication Services	3.4
Other Sectors	3.1
Total Net Assets	100.6
Short Investments
Derivative Instruments	(1.0)
Total Net Assets	(1.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Mid Cap Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL Mid Cap Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.10%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,711,507
Number of Investments:	405
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	1,374

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	25.8
Information Technology	15.4
Financials	15.1
Consumer Discretionary	10.5
Health Care	8.6
Real Estate	6.6
Materials	5.7
Energy	4.3
Consumer Staples	3.1
Utilities	3.0
Other Sectors	3.8
Total Net Assets	101.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Small Cap Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL Small Cap Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$6	0.10%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,893,847
Number of Investments:	608
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	1,021

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	18.2
Industrials	17.0
Information Technology	13.9
Consumer Discretionary	13.6
Health Care	12.1
Real Estate	6.4
Energy	4.9
Materials	4.3
Communication Services	3.5
Consumer Staples	3.3
Other Sectors	4.8
Total Net Assets	102.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Multi-Manager Alternative Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL Multi-Manager Alternative Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	1.83%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	958,718
Number of Investments:	1,475
Portfolio Turnover (%):	78
Total Advisory Fees Paid ($):	5,112

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Other Short Term Investments	36.4
Information Technology	20.4
Private Investment Funds	11.9
Financials	10.5
Communication Services	9.2
Non-U.S. Government Agency ABS	8.8
Industrials	7.8
Health Care	6.5
Consumer Discretionary	5.4
Derivative Instruments	5.4
Other Sectors	12.9
Total Net Assets	135.2
Short Investments
Information Technology	(16.2)
Investment Companies	(3.6)
Derivative Instruments	(2.4)
Industrials	(2.0)
Consumer Discretionary	(1.7)
Health Care	(1.5)
Financials	(1.5)
Government Securities	(1.2)
Energy	(1.0)
Communication Services	(0.9)
Other Sectors	(1.4)
Total Net Assets	(33.4)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Multi-Manager Emerging Markets Equity Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL Multi-Manager Emerging Markets Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.92%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,575,817
Number of Investments:	427
Portfolio Turnover (%):	54
Total Advisory Fees Paid ($):	5,639

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	34.4
Financials	20.1
Industrials	9.2
Energy	7.0
Communication Services	6.1
Utilities	4.9
Consumer Discretionary	4.8
Materials	4.7
Consumer Staples	2.3
Other Short Term Investments	2.2
Other Sectors	4.8
Total Net Assets	100.5
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Multi-Manager Floating Rate Income Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL Multi-Manager Floating Rate Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	925,513
Number of Investments:	1,108
Portfolio Turnover (%):	45
Total Advisory Fees Paid ($):	2,114

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	30.1
Other Short Term Investments	15.3
Information Technology	15.3
Financials	11.9
Consumer Discretionary	10.8
Communication Services	10.4
Health Care	5.3
Materials	3.9
Consumer Staples	2.4
Energy	2.3
Other Sectors	3.8
Total Net Assets	111.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Multi-Manager International Equity Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL Multi-Manager International Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.67%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,441,754
Number of Investments:	281
Portfolio Turnover (%):	83
Total Advisory Fees Paid ($):	2,967

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	25.4
Financials	20.1
Industrials	16.7
Health Care	11.0
Consumer Discretionary	6.7
Materials	4.7
Energy	3.6
Communication Services	3.6
Consumer Staples	3.3
Utilities	2.7
Other Sectors	5.3
Total Net Assets	103.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Multi-Manager International Small Cap Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL Multi-Manager International Small Cap Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.91%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,006,207
Number of Investments:	358
Portfolio Turnover (%):	74
Total Advisory Fees Paid ($):	3,088

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	23.6
Information Technology	19.4
Financials	11.7
Materials	10.1
Consumer Discretionary	9.8
Energy	6.1
Health Care	5.6
Communication Services	3.7
Real Estate	3.5
Utilities	2.5
Other Sectors	3.4
Total Net Assets	99.4
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Multi-Manager Mid Cap Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL Multi-Manager Mid Cap Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.75%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,116,778
Number of Investments:	312
Portfolio Turnover (%):	82
Total Advisory Fees Paid ($):	3,327

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	28.7
Information Technology	14.4
Consumer Discretionary	8.7
Health Care	7.7
Financials	7.6
Consumer Staples	7.4
Materials	6.7
Investment Companies	4.9
Energy	3.7
Real Estate	3.5
Other Sectors	7.1
Total Net Assets	100.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Multi-Manager Select Equity Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL Multi-Manager Select Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.65%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,546,373
Number of Investments:	103
Portfolio Turnover (%):	54
Total Advisory Fees Paid ($):	3,624

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	17.9
Health Care	15.0
Industrials	13.0
Financials	11.8
Consumer Discretionary	7.2
Consumer Staples	7.1
Communication Services	7.0
Utilities	5.4
Private Investment Funds	4.5
Energy	3.5
Other Sectors	6.1
Total Net Assets	98.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Multi-Manager Small Cap Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL Multi-Manager Small Cap Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.67%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,542,108
Number of Investments:	470
Portfolio Turnover (%):	48
Total Advisory Fees Paid ($):	6,304

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	29.3
Health Care	22.9
Information Technology	19.8
Consumer Discretionary	9.0
Financials	8.8
Securities Lending Collateral	2.6
Other Short Term Investments	2.0
Consumer Staples	2.0
Energy	1.6
Materials	1.6
Other Sectors	3.0
Total Net Assets	102.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL Multi-Manager Small Cap Value Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL Multi-Manager Small Cap Value Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.77%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,010,206
Number of Investments:	629
Portfolio Turnover (%):	59
Total Advisory Fees Paid ($):	6,022

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	20.5
Industrials	19.4
Information Technology	11.4
Consumer Discretionary	11.3
Health Care	9.0
Real Estate	5.9
Energy	4.3
Investment Companies	3.8
Materials	3.7
Consumer Staples	3.7
Other Sectors	7.4
Total Net Assets	100.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL S&P 500 Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL S&P 500 Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.09%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	629,657
Number of Investments:	507
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	88

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	37.5
Financials	11.6
Communication Services	9.5
Consumer Discretionary	9.2
Industrials	8.8
Health Care	8.8
Consumer Staples	4.5
Energy	2.9
Utilities	2.2
Materials	1.8
Other Sectors	3.3
Total Net Assets	100.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/BlackRock Global Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/BlackRock Global Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.74%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,425,260
Number of Investments:	2,983
Portfolio Turnover (%):	82
Total Advisory Fees Paid ($):	8,188

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	91.6
Information Technology	21.6
Industrials	11.2
Financials	10.6
Communication Services	8.0
Consumer Discretionary	7.8
Other Short Term Investments	6.9
Health Care	6.6
Non-U.S. Government Agency ABS	5.9
Energy	3.9
Other Sectors	17.5
Total Net Assets	191.6
Short Investments
Derivative Instruments	(68.0)
Total Net Assets	(68.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/BlackRock Global Natural Resources Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/BlackRock Global Natural Resources Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.69%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	703,275
Number of Investments:	45
Portfolio Turnover (%):	38
Total Advisory Fees Paid ($):	2,132

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Materials	59.8
Energy	32.8
Consumer Staples	3.1
Industrials	2.4
Securities Lending Collateral	1.9
Other Short Term Investments	1.8
Total Net Assets	101.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/BlackRock Large Cap Select Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/BlackRock Large Cap Select Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.53%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,445,790
Number of Investments:	34
Portfolio Turnover (%):	51
Total Advisory Fees Paid ($):	9,048

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	53.2
Industrials	15.2
Communication Services	10.4
Consumer Discretionary	8.4
Real Estate	4.2
Health Care	3.2
Energy	2.5
Materials	1.9
Consumer Staples	0.9
Other Short Term Investments	0.2
Total Net Assets	100.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Causeway International Value Select Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Causeway International Value Select Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.66%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,675,519
Number of Investments:	66
Portfolio Turnover (%):	30
Total Advisory Fees Paid ($):	6,793

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	23.8
Industrials	20.4
Health Care	12.6
Information Technology	11.2
Consumer Discretionary	9.4
Consumer Staples	8.6
Communication Services	6.1
Utilities	3.5
Materials	3.2
Real Estate	0.9
Other Sectors	0.3
Total Net Assets	100.0
Short Investments
Derivative Instruments	(0.0)
Total Net Assets	(0.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Cohen & Steers U.S. Realty Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Cohen & Steers U.S. Realty Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.77%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	609,775
Number of Investments:	39
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	766

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Real Estate	97.4
Consumer Discretionary	1.3
Securities Lending Collateral	1.0
Health Care	0.7
Warrants	0.1
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/DFA International Core Equity Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/DFA International Core Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.56%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	693,443
Number of Investments:	1,075
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	1,500

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	21.8
Industrials	19.1
Materials	10.5
Consumer Discretionary	10.0
Health Care	8.5
Information Technology	7.0
Energy	6.4
Consumer Staples	6.0
Communication Services	4.2
Utilities	3.8
Other Sectors	3.1
Total Net Assets	100.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/DFA U.S. Core Equity Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/DFA U.S. Core Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.45%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,760,120
Number of Investments:	2,151
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	2,834

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	29.5
Financials	14.6
Industrials	12.5
Consumer Discretionary	10.2
Health Care	9.7
Communication Services	7.9
Consumer Staples	4.8
Energy	4.7
Materials	3.2
Utilities	2.4
Other Sectors	0.6
Total Net Assets	100.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/DFA U.S. Small Cap Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/DFA U.S. Small Cap Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.63%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	860,534
Number of Investments:	1,986
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	2,046

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	20.2
Financials	19.7
Consumer Discretionary	13.6
Health Care	13.2
Information Technology	13.0
Energy	5.3
Materials	4.9
Consumer Staples	4.0
Communication Services	2.7
Utilities	2.6
Other Sectors	1.9
Total Net Assets	101.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/DoubleLine Core Fixed Income Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/DoubleLine Core Fixed Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.48%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,384,159
Number of Investments:	1,618
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	4,553

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	73.4
Government Securities	23.6
U.S. Government Agency MBS	23.5
Non-U.S. Government Agency ABS	23.1
Financials	5.5
Utilities	4.3
Industrials	4.2
Energy	2.6
Communication Services	2.2
Consumer Discretionary	2.1
Other Sectors	8.3
Total Net Assets	172.8
Short Investments
Derivative Instruments	(11.3)
Total Net Assets	(11.3)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/DoubleLine Emerging Markets Fixed Income Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/DoubleLine Emerging Markets Fixed Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.78%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	330,363
Number of Investments:	168
Portfolio Turnover (%):	43
Total Advisory Fees Paid ($):	1,045

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Utilities	17.8
Government Securities	16.2
Financials	15.8
Materials	13.6
Energy	10.4
Industrials	9.5
Consumer Staples	9.1
Other Short Term Investments	2.0
Consumer Discretionary	1.6
Communication Services	1.6
Other Sectors	1.8
Total Net Assets	99.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/DoubleLine Shiller Enhanced CAPE Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/DoubleLine Shiller Enhanced CAPE Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.69%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,238,814
Number of Investments:	648
Portfolio Turnover (%):	36
Total Advisory Fees Paid ($):	3,555

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	101.2
Non-U.S. Government Agency ABS	50.0
Government Securities	21.1
U.S. Government Agency MBS	8.1
Financials	5.9
Industrials	4.0
Utilities	2.3
Energy	1.8
Health Care	1.4
Materials	1.2
Other Sectors	5.3
Total Net Assets	202.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/DoubleLine Total Return Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/DoubleLine Total Return Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.53%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,657,853
Number of Investments:	495
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	3,672

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	72.6
U.S. Government Agency MBS	53.8
Non-U.S. Government Agency ABS	43.0
Government Securities	1.5
Other Short Term Investments	1.5
Total Net Assets	172.4
Short Investments
Derivative Instruments	(4.2)
Total Net Assets	(4.2)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Dreyfus Government Money Market Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Dreyfus Government Money Market Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.26%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,495,732
Number of Investments:	142
Total Advisory Fees Paid ($):	1,890

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Government Securities	51.5
Repurchase Agreements	46.3
Discount Notes	1.9
Total Net Assets	99.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.64%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,336,641
Number of Investments:	111
Portfolio Turnover (%):	70
Total Advisory Fees Paid ($):	3,151

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	53.4
Communication Services	14.0
Consumer Discretionary	9.7
Health Care	7.7
Industrials	6.2
Financials	3.9
Consumer Staples	3.0
Other Short Term Investments	2.7
Energy	0.6
Materials	0.3
Other Sectors	0.0
Total Net Assets	101.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Fidelity Institutional AM Total Bond Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Fidelity Institutional AM Total Bond Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.46%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,429,673
Number of Investments:	2,830
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	2,617

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Government Securities	39.3
U.S. Government Agency MBS	17.4
Non-U.S. Government Agency ABS	13.4
Derivative Instruments	12.8
Financials	11.9
Energy	3.7
Communication Services	2.9
Industrials	2.7
Other Short Term Investments	2.6
Real Estate	2.1
Other Sectors	9.1
Total Net Assets	117.9
Short Investments
Derivative Instruments	(3.1)
U.S. Government Agency MBS	(0.1)
Total Net Assets	(3.2)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/First Sentier Global Infrastructure Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/First Sentier Global Infrastructure Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.85%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	454,906
Number of Investments:	42
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	1,657

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Utilities	45.1
Industrials	38.8
Energy	9.2
Real Estate	5.1
Securities Lending Collateral	1.7
Communication Services	1.6
Total Net Assets	101.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Franklin Templeton Income Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Franklin Templeton Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.62%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,412,220
Number of Investments:	277
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	3,625

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Equity Linked Structured Notes	13.6
Health Care	13.6
Financials	9.2
Energy	9.2
Industrials	7.9
Consumer Staples	6.8
Utilities	6.6
Consumer Discretionary	6.1
U.S. Government Agency MBS	5.5
Information Technology	5.3
Other Sectors	18.1
Total Net Assets	101.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Goldman Sachs 4 Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Goldman Sachs 4 Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.40%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,384,824
Number of Investments:	144
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	6,294

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	40.0
Financials	12.2
Health Care	8.8
Consumer Discretionary	8.5
Communication Services	7.5
Industrials	7.5
Energy	3.2
Utilities	3.1
Real Estate	3.0
Materials	2.8
Other Sectors	4.2
Total Net Assets	100.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/GQG Emerging Markets Equity Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/GQG Emerging Markets Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	1.03%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	728,544
Number of Investments:	78
Portfolio Turnover (%):	44
Total Advisory Fees Paid ($):	3,283

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	20.4
Energy	18.4
Utilities	14.4
Information Technology	12.9
Industrials	12.1
Consumer Staples	10.7
Communication Services	8.1
Securities Lending Collateral	2.2
Other Short Term Investments	2.0
Materials	1.5
Other Sectors	0.9
Total Net Assets	103.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Invesco Small Cap Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Invesco Small Cap Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.73%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,030,325
Number of Investments:	100
Portfolio Turnover (%):	64
Total Advisory Fees Paid ($):	5,430

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	27.9
Industrials	24.5
Health Care	22.9
Consumer Discretionary	6.3
Financials	5.4
Energy	4.6
Other Short Term Investments	3.5
Materials	3.2
Utilities	1.4
Consumer Staples	1.3
Other Sectors	1.3
Total Net Assets	102.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/JPMorgan Hedged Equity Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/JPMorgan Hedged Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.65%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	791,485
Number of Investments:	156
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	2,069

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	37.2
Financials	11.9
Consumer Discretionary	10.6
Other Short Term Investments	10.0
Communication Services	9.5
Health Care	8.7
Industrials	8.4
Consumer Staples	3.3
Derivative Instruments	3.3
Energy	2.9
Other Sectors	5.8
Total Net Assets	111.6
Short Investments
Derivative Instruments	(1.3)
Total Net Assets	(1.3)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/JPMorgan MidCap Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/JPMorgan MidCap Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.59%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,570,587
Number of Investments:	114
Portfolio Turnover (%):	55
Total Advisory Fees Paid ($):	8,058

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	31.8
Industrials	23.6
Health Care	14.3
Consumer Discretionary	11.3
Financials	5.8
Communication Services	3.7
Energy	3.3
Consumer Staples	2.4
Real Estate	1.6
Utilities	1.2
Other Sectors	0.8
Total Net Assets	99.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/JPMorgan Nasdaq Hedged Equity Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/JPMorgan Nasdaq Hedged Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.69%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	55,118
Number of Investments:	98
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	126

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	60.5
Other Short Term Investments	17.1
Communication Services	12.2
Consumer Discretionary	10.9
Consumer Staples	5.7
Derivative Instruments	4.2
Health Care	3.9
Industrials	2.7
Utilities	1.0
Materials	0.9
Other Sectors	1.0
Total Net Assets	120.1
Short Investments
Derivative Instruments	(2.7)
Total Net Assets	(2.7)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/JPMorgan U.S. Government & Quality Bond Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.39%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,175,289
Number of Investments:	317
Portfolio Turnover (%):	48
Total Advisory Fees Paid ($):	1,731

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Government Securities	40.7
U.S. Government Agency MBS	38.9
Non-U.S. Government Agency ABS	11.7
Financials	4.3
Other Short Term Investments	2.7
Derivative Instruments	2.0
Utilities	0.7
Communication Services	0.5
Energy	0.2
Total Net Assets	101.7
Short Investments
Derivative Instruments	(0.3)
Total Net Assets	(0.3)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/JPMorgan U.S. Value Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/JPMorgan U.S. Value Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.59%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,415,143
Number of Investments:	90
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	3,300

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	20.4
Information Technology	17.2
Health Care	13.7
Industrials	12.6
Consumer Discretionary	11.2
Consumer Staples	4.8
Energy	4.6
Utilities	4.1
Communication Services	3.8
Materials	3.7
Other Sectors	3.7
Total Net Assets	99.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Loomis Sayles Global Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Loomis Sayles Global Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.62%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,005,517
Number of Investments:	44
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	2,603

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Consumer Discretionary	23.3
Communication Services	23.2
Information Technology	18.6
Health Care	12.9
Industrials	8.4
Financials	7.5
Consumer Staples	3.5
Other Short Term Investments	2.5
Derivative Instruments	0.0
Total Net Assets	99.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Lord Abbett Short Duration Income Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Lord Abbett Short Duration Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	621,789
Number of Investments:	744
Portfolio Turnover (%):	54
Total Advisory Fees Paid ($):	1,188

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	45.5
Non-U.S. Government Agency ABS	27.3
Financials	20.2
Energy	10.3
Utilities	6.6
Consumer Discretionary	6.1
Industrials	5.8
Health Care	4.7
Government Securities	3.7
Information Technology	3.5
Other Sectors	11.4
Total Net Assets	145.1
Short Investments
Derivative Instruments	(11.6)
Total Net Assets	(11.6)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Communication Services Sector Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Mellon Communication Services Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.29%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	906,970
Number of Investments:	50
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	917

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Communication Services	97.3
Information Technology	2.3
Derivative Instruments	0.3
Real Estate	0.1
Consumer Discretionary	0.1
Securities Lending Collateral	0.1
Other Short Term Investments	0.0
Total Net Assets	100.2

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Consumer Discretionary Sector Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Mellon Consumer Discretionary Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.29%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,190,480
Number of Investments:	141
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	1,100

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Consumer Discretionary	96.5
Materials	2.0
Industrials	0.6
Consumer Staples	0.6
Derivative Instruments	0.3
Securities Lending Collateral	0.3
Other Short Term Investments	0.2
Information Technology	0.1
Total Net Assets	100.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Consumer Staples Sector Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Mellon Consumer Staples Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.30%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	384,061
Number of Investments:	60
Portfolio Turnover (%):	25
Total Advisory Fees Paid ($):	398

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Consumer Staples	98.9
Derivative Instruments	0.7
Securities Lending Collateral	0.6
Consumer Discretionary	0.6
Other Short Term Investments	0.5
Total Net Assets	101.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Dow Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Mellon Dow Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.30%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,347,119
Number of Investments:	33
Portfolio Turnover (%):	5
Total Advisory Fees Paid ($):	1,155

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	26.6
Industrials	18.9
Information Technology	16.1
Health Care	13.2
Consumer Discretionary	10.2
Communication Services	5.1
Materials	3.9
Consumer Staples	3.9
Energy	1.9
Derivative Instruments	0.3
Other Sectors	0.2
Total Net Assets	100.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Energy Sector Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Mellon Energy Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.28%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,784,490
Number of Investments:	60
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	1,656

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Energy	99.2
Derivative Instruments	0.4
Utilities	0.3
Other Short Term Investments	0.3
Securities Lending Collateral	0.1
Total Net Assets	100.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Financial Sector Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Mellon Financial Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.29%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,376,602
Number of Investments:	183
Portfolio Turnover (%):	5
Total Advisory Fees Paid ($):	1,251

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	98.8
Derivative Instruments	0.7
Information Technology	0.7
Other Short Term Investments	0.5
Securities Lending Collateral	0.1
Total Net Assets	100.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Healthcare Sector Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Mellon Healthcare Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.28%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,677,945
Number of Investments:	142
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	2,280

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Health Care	99.5
Derivative Instruments	0.4
Other Short Term Investments	0.4
Materials	0.1
Securities Lending Collateral	0.1
Rights	0.0
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Industrials Sector Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Mellon Industrials Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.30%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	744,935
Number of Investments:	213
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	556

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	97.6
Other Short Term Investments	0.9
Consumer Discretionary	0.5
Derivative Instruments	0.5
Information Technology	0.4
Securities Lending Collateral	0.3
Financials	0.3
Materials	0.2
Consumer Staples	0.0
Total Net Assets	100.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Information Technology Sector Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Mellon Information Technology Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.26%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	8,594,541
Number of Investments:	198
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	6,113

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	97.4
Industrials	1.6
Financials	0.5
Derivative Instruments	0.3
Other Short Term Investments	0.3
Consumer Discretionary	0.2
Securities Lending Collateral	0.1
Communication Services	0.1
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Materials Sector Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Mellon Materials Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.30%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	348,754
Number of Investments:	49
Portfolio Turnover (%):	32
Total Advisory Fees Paid ($):	327

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Materials	98.4
Industrials	1.0
Derivative Instruments	0.3
Other Short Term Investments	0.2
Total Net Assets	99.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Nasdaq 100 Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Mellon Nasdaq 100 Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.28%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	11,201,634
Number of Investments:	106
Portfolio Turnover (%):	7
Total Advisory Fees Paid ($):	7,848

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	61.0
Communication Services	12.1
Consumer Discretionary	10.6
Consumer Staples	6.2
Health Care	3.5
Industrials	3.4
Utilities	1.1
Materials	1.0
Derivative Instruments	0.5
Energy	0.5
Other Sectors	0.8
Total Net Assets	100.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Real Estate Sector Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Mellon Real Estate Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.31%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	214,676
Number of Investments:	78
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	208

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Real Estate	96.4
Financials	2.6
Securities Lending Collateral	1.6
Derivative Instruments	1.0
Other Short Term Investments	0.8
Total Net Assets	102.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon S&P 500 Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Mellon S&P 500 Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.21%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	18,334,409
Number of Investments:	507
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	8,500

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	37.8
Financials	11.7
Communication Services	9.6
Consumer Discretionary	9.3
Industrials	8.9
Health Care	8.8
Consumer Staples	4.5
Securities Lending Collateral	3.8
Energy	3.0
Utilities	2.2
Other Sectors	4.7
Total Net Assets	104.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon U.S. Stock Market Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Mellon U.S. Stock Market Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.31%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,921,534
Number of Investments:	1,187
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	3,711

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	36.0
Financials	11.9
Industrials	10.0
Consumer Discretionary	9.4
Health Care	9.1
Communication Services	9.1
Consumer Staples	4.4
Energy	3.1
Utilities	2.2
Real Estate	2.1
Other Sectors	3.1
Total Net Assets	100.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon Utilities Sector Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Mellon Utilities Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.29%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	749,620
Number of Investments:	52
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	726

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Utilities	99.5
Derivative Instruments	0.4
Other Short Term Investments	0.3
Securities Lending Collateral	0.2
Industrials	0.1
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Mellon World Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Mellon World Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.29%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	920,094
Number of Investments:	1,177
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	818

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	30.5
Financials	15.9
Industrials	11.3
Health Care	8.8
Consumer Discretionary	8.7
Communication Services	7.8
Consumer Staples	4.9
Energy	3.5
Materials	3.2
Utilities	2.5
Other Sectors	3.3
Total Net Assets	100.4
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/MFS Equity Income Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/MFS Equity Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.66%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	830,381
Number of Investments:	100
Portfolio Turnover (%):	111
Total Advisory Fees Paid ($):	2,051

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	21.3
Information Technology	15.8
Health Care	12.3
Industrials	10.3
Consumer Discretionary	8.8
Consumer Staples	6.8
Energy	6.5
Utilities	6.3
Real Estate	4.9
Communication Services	4.4
Other Sectors	3.0
Total Net Assets	100.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/MFS Mid Cap Value Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/MFS Mid Cap Value Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.65%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,987,714
Number of Investments:	157
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	5,267

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	18.1
Industrials	17.6
Consumer Discretionary	9.5
Health Care	9.3
Information Technology	9.2
Utilities	7.9
Real Estate	7.6
Energy	7.5
Consumer Staples	5.4
Materials	5.1
Other Sectors	4.0
Total Net Assets	101.2

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Morningstar SMID Moat Focus Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Morningstar SMID Moat Focus Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.47%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	18,124
Number of Investments:	112
Portfolio Turnover (%):	50
Total Advisory Fees Paid ($):	63

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Health Care	22.5
Industrials	16.2
Materials	11.8
Financials	10.9
Consumer Staples	10.4
Consumer Discretionary	10.1
Information Technology	9.1
Communication Services	3.1
Real Estate	2.2
Energy	1.8
Other Sectors	1.5
Total Net Assets	99.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Morningstar U.S. Sustainability Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Morningstar U.S. Sustainability Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.36%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	402,026
Number of Investments:	274
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	498

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	36.2
Financials	14.7
Consumer Discretionary	11.8
Health Care	11.5
Industrials	8.3
Communication Services	4.3
Consumer Staples	3.7
Real Estate	3.6
Energy	2.3
Materials	2.2
Other Sectors	1.5
Total Net Assets	100.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Morningstar Wide Moat Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Morningstar Wide Moat Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.47%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	569,610
Number of Investments:	57
Portfolio Turnover (%):	32
Total Advisory Fees Paid ($):	717

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	28.0
Health Care	17.8
Consumer Staples	17.7
Industrials	11.5
Consumer Discretionary	11.0
Financials	10.6
Communication Services	2.3
Real Estate	0.7
Derivative Instruments	0.5
Other Short Term Investments	0.0
Total Net Assets	100.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Neuberger Berman Commodity Strategy Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Neuberger Berman Commodity Strategy Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.66%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	67,770
Number of Investments:	183
Portfolio Turnover (%):	30
Total Advisory Fees Paid ($):	139

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	106.8
Financials	28.9
Non-U.S. Government Agency ABS	17.7
Other Short Term Investments	15.4
Health Care	9.6
Communication Services	5.4
Utilities	5.3
Energy	3.7
Consumer Discretionary	1.7
Consumer Staples	1.2
Other Sectors	2.0
Total Net Assets	197.7
Short Investments
Derivative Instruments	(0.3)
Total Net Assets	(0.3)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Neuberger Berman Gold Plus Strategy Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Neuberger Berman Gold Plus Strategy Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.81%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	102,049
Number of Investments:	83
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	419

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	99.0
Financials	42.8
Health Care	12.8
Utilities	8.5
Other Short Term Investments	8.0
Communication Services	6.5
Energy	5.8
Investment Companies	2.9
Consumer Staples	1.8
Consumer Discretionary	1.8
Other Sectors	3.1
Total Net Assets	193.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Neuberger Berman Strategic Income Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Neuberger Berman Strategic Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.62%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,330,247
Number of Investments:	1,909
Portfolio Turnover (%):	30
Total Advisory Fees Paid ($):	2,677

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	64.4
U.S. Government Agency MBS	36.3
Non-U.S. Government Agency ABS	18.7
Financials	13.5
Government Securities	9.5
Communication Services	5.6
Consumer Discretionary	4.6
Utilities	4.3
Industrials	3.9
Energy	3.6
Other Sectors	11.6
Total Net Assets	176.0
Short Investments
Derivative Instruments	(9.2)
Total Net Assets	(9.2)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Newton Equity Income Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Newton Equity Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.55%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,432,952
Number of Investments:	76
Portfolio Turnover (%):	49
Total Advisory Fees Paid ($):	8,183

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	25.1
Health Care	14.1
Information Technology	12.7
Industrials	10.8
Energy	7.8
Consumer Discretionary	7.7
Consumer Staples	7.4
Materials	5.9
Communication Services	4.7
Utilities	1.6
Other Sectors	2.0
Total Net Assets	99.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/PIMCO Income Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/PIMCO Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.63%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,888,053
Number of Investments:	1,274
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	4,448

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	154.3
U.S. Government Agency MBS	58.8
Non-U.S. Government Agency ABS	29.9
Government Securities	26.0
Other Short Term Investments	17.7
Financials	5.9
Communication Services	3.4
Information Technology	1.7
Energy	1.1
Consumer Discretionary	1.1
Other Sectors	2.8
Total Net Assets	302.7
Short Investments
Derivative Instruments	(99.5)
U.S. Government Agency MBS	(0.5)
Total Net Assets	(100.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/PIMCO Investment Grade Credit Bond Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/PIMCO Investment Grade Credit Bond Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.59%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	749,770
Number of Investments:	1,152
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	1,332

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	130.2
Financials	33.9
Government Securities	12.9
U.S. Government Agency MBS	9.9
Utilities	9.3
Energy	8.8
Real Estate	7.5
Health Care	6.2
Communication Services	4.7
Non-U.S. Government Agency ABS	4.3
Other Sectors	12.6
Total Net Assets	240.3
Short Investments
Derivative Instruments	(42.0)
Total Net Assets	(42.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/PIMCO Real Return Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/PIMCO Real Return Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$85	1.71%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,057,862
Number of Investments:	661
Portfolio Turnover (%):	7
Total Advisory Fees Paid ($):	2,088

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Government Securities	123.0
Derivative Instruments	89.2
U.S. Government Agency MBS	19.1
Non-U.S. Government Agency ABS	9.3
Financials	0.5
Communication Services	0.4
Information Technology	0.4
Consumer Discretionary	0.0
Total Net Assets	241.9
Short Investments
Derivative Instruments	(86.6)
Government Securities	(5.3)
Total Net Assets	(91.9)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/PPM America Emerging Markets Debt Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/PPM America Emerging Markets Debt Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class(a)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.62%

(a)

This Fund share class’s shareholder report covers the period of time since inception on April 27, 2026 and is less than a full reporting period. Costs of a $10,000 investment in dollars for this class would have been higher for a full reporting period.

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	51,114
Number of Investments:	130
Portfolio Turnover (%):	5
Total Advisory Fees Paid ($):	43

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Government Securities	59.2
Derivative Instruments	11.9
Energy	9.5
Materials	8.4
Utilities	7.6
Financials	4.7
Consumer Staples	2.1
Other Short Term Investments	2.1
Industrials	1.8
Real Estate	1.1
Other Sectors	1.9
Total Net Assets	110.3
Short Investments
Derivative Instruments	(8.1)
Total Net Assets	(8.1)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/PPM America High Yield Bond Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/PPM America High Yield Bond Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.45%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,517,713
Number of Investments:	334
Portfolio Turnover (%):	39
Total Advisory Fees Paid ($):	2,322

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	14.7
Communication Services	13.2
Consumer Discretionary	13.0
Industrials	11.1
Energy	10.6
Information Technology	9.6
Other Short Term Investments	5.9
Health Care	5.6
Materials	5.0
Securities Lending Collateral	4.4
Other Sectors	11.1
Total Net Assets	104.2
Short Investments
Derivative Instruments	(0.5)
Total Net Assets	(0.5)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/PPM America Investment Grade Credit Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/PPM America Investment Grade Credit Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.53%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	175,593
Number of Investments:	412
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	336

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	33.5
Health Care	11.3
Utilities	9.0
Communication Services	7.1
Information Technology	6.9
Derivative Instruments	6.6
Industrials	6.4
Consumer Staples	5.2
Energy	4.7
Government Securities	4.6
Other Sectors	12.6
Total Net Assets	107.9
Short Investments
Derivative Instruments	(2.7)
Total Net Assets	(2.7)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/PPM America Total Return Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/PPM America Total Return Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.49%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,264,623
Number of Investments:	494
Portfolio Turnover (%):	48
Total Advisory Fees Paid ($):	2,527

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Government Securities	32.9
U.S. Government Agency MBS	22.1
Non-U.S. Government Agency ABS	13.6
Financials	11.5
Derivative Instruments	10.2
Other Short Term Investments	3.7
Utilities	3.3
Communication Services	3.1
Materials	2.7
Consumer Discretionary	1.9
Other Sectors	8.9
Total Net Assets	113.9
Short Investments
Derivative Instruments	(3.3)
Total Net Assets	(3.3)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/RAFI Fundamental U.S. Small Cap Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/RAFI Fundamental U.S. Small Cap Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.32%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	411,637
Number of Investments:	997
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	349

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	20.0
Financials	16.2
Consumer Discretionary	13.7
Information Technology	13.7
Health Care	9.3
Real Estate	8.5
Energy	5.2
Materials	4.8
Consumer Staples	3.4
Communication Services	2.8
Other Sectors	5.9
Total Net Assets	103.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/RAFI Multi-Factor U.S. Equity Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/RAFI Multi-Factor U.S. Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.37%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,274,460
Number of Investments:	884
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	1,845

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	26.7
Health Care	14.6
Industrials	13.0
Financials	10.6
Consumer Staples	9.3
Consumer Discretionary	8.2
Energy	6.3
Communication Services	4.8
Materials	3.0
Real Estate	1.8
Other Sectors	2.6
Total Net Assets	100.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/T. Rowe Price Capital Appreciation Equity Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/T. Rowe Price Capital Appreciation Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.67%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,050,515
Number of Investments:	93
Portfolio Turnover (%):	39
Total Advisory Fees Paid ($):	2,524

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	32.4
Health Care	17.5
Communication Services	10.2
Consumer Discretionary	10.1
Utilities	9.4
Financials	8.8
Industrials	5.5
Consumer Staples	3.8
Energy	2.0
Securities Lending Collateral	1.1
Other Sectors	0.3
Total Net Assets	101.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/T. Rowe Price Capital Appreciation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/T. Rowe Price Capital Appreciation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.64%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	15,302,440
Number of Investments:	286
Portfolio Turnover (%):	62
Total Advisory Fees Paid ($):	36,930

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	24.1
Government Securities	15.4
Health Care	12.5
Financials	10.8
Consumer Discretionary	8.7
Utilities	7.9
Communication Services	6.9
Industrials	5.6
Other Short Term Investments	4.5
Consumer Staples	1.7
Other Sectors	1.5
Total Net Assets	99.6
Short Investments
Derivative Instruments	(0.5)
Total Net Assets	(0.5)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/T. Rowe Price Growth Stock Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/T. Rowe Price Growth Stock Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.53%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	8,852,880
Number of Investments:	115
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	18,793

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	54.1
Communication Services	17.0
Industrials	8.1
Consumer Discretionary	7.6
Health Care	5.8
Financials	5.7
Real Estate	0.5
Materials	0.3
Utilities	0.3
Other Short Term Investments	0.2
Other Sectors	0.3
Total Net Assets	99.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/T. Rowe Price Mid-Cap Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/T. Rowe Price Mid-Cap Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.65%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,367,882
Number of Investments:	294
Portfolio Turnover (%):	120
Total Advisory Fees Paid ($):	11,617

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	31.2
Industrials	22.6
Health Care	13.3
Consumer Discretionary	11.8
Financials	4.8
Communication Services	4.6
Energy	3.6
Real Estate	2.2
Materials	2.1
Utilities	1.9
Other Sectors	2.5
Total Net Assets	100.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/T. Rowe Price Short-Term Bond Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/T. Rowe Price Short-Term Bond Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.42%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,031,901
Number of Investments:	934
Portfolio Turnover (%):	63
Total Advisory Fees Paid ($):	1,625

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Non-U.S. Government Agency ABS	32.6
Derivative Instruments	27.7
Government Securities	21.0
Financials	12.2
U.S. Government Agency MBS	7.4
Health Care	4.4
Other Short Term Investments	3.8
Consumer Staples	2.7
Utilities	2.7
Information Technology	2.6
Other Sectors	12.1
Total Net Assets	129.2
Short Investments
Derivative Instruments	(7.2)
Total Net Assets	(7.2)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/T. Rowe Price Value Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/T. Rowe Price Value Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.55%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,377,468
Number of Investments:	109
Portfolio Turnover (%):	38
Total Advisory Fees Paid ($):	9,429

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	19.3
Financials	18.2
Health Care	13.2
Industrials	12.7
Consumer Discretionary	10.2
Energy	7.7
Consumer Staples	4.6
Materials	4.1
Real Estate	3.6
Utilities	3.2
Other Sectors	2.8
Total Net Assets	99.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/WCM Focused International Equity Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/WCM Focused International Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.79%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,392,534
Number of Investments:	40
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	7,250

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	29.3
Industrials	27.7
Financials	14.7
Health Care	8.1
Consumer Staples	5.8
Consumer Discretionary	4.0
Energy	3.2
Communication Services	2.7
Utilities	1.8
Materials	1.7
Other Sectors	0.6
Total Net Assets	99.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Westchester Capital Event Driven Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/Westchester Capital Event Driven Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	1.20%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	47,557
Number of Investments:	472
Portfolio Turnover (%):	133
Total Advisory Fees Paid ($):	246

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	60.4
Financials	25.2
Communication Services	16.7
Other Short Term Investments	15.1
Industrials	9.5
Health Care	6.1
Consumer Discretionary	4.4
Energy	3.8
Materials	2.8
Investment Companies	2.8
Other Sectors	6.0
Total Net Assets	152.8
Short Investments
Derivative Instruments	(16.1)
Energy	(1.5)
Information Technology	(0.4)
Communication Services	(0.3)
Materials	(0.1)
Industrials	(0.1)
Financials	(0.1)
Health Care	(0.0)
Total Net Assets	(18.6)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/WMC Balanced Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/WMC Balanced Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.41%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,342,542
Number of Investments:	604
Portfolio Turnover (%):	56
Total Advisory Fees Paid ($):	14,456

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	25.3
Government Securities	17.8
Financials	9.3
U.S. Government Agency MBS	7.8
Communication Services	6.7
Consumer Discretionary	6.6
Health Care	6.3
Industrials	5.6
Consumer Staples	3.8
Energy	2.8
Other Sectors	9.2
Total Net Assets	101.2
Short Investments
U.S. Government Agency MBS	(0.3)
Total Net Assets	(0.3)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/WMC Equity Income Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/WMC Equity Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.59%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	918,433
Number of Investments:	75
Portfolio Turnover (%):	41
Total Advisory Fees Paid ($):	2,008

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	20.0
Health Care	17.6
Information Technology	17.4
Industrials	9.3
Consumer Staples	8.2
Energy	7.7
Utilities	7.2
Materials	3.4
Real Estate	3.4
Communication Services	2.9
Other Sectors	3.4
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/WMC Value Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2026

This shareholder report contains important information about JNL/WMC Value Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.50%

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	949,170
Number of Investments:	167
Portfolio Turnover (%):	134
Total Advisory Fees Paid ($):	1,845

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	22.3
Information Technology	19.9
Health Care	12.6
Industrials	10.6
Consumer Discretionary	9.4
Consumer Staples	7.7
Energy	5.2
Real Estate	4.2
Communication Services	3.9
Materials	3.1
Other Sectors	2.1
Total Net Assets	101.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

(b) Not Applicable

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as a part of the financial statements under Item 7.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

JACKSON®

Semi-Annual Financial Statements (unaudited)

JUNE 30, 2026

JNL Series Trust

Jackson® is the marketing name for Jackson Financial Inc., Jackson National Life Insurance Company® (Home Office: Lansing, Michigan), and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York). Jackson National Life Distributors LLC.

Issued by Jackson National Life Insurance Company
One Corporate Way, Lansing, MI 48951

Not FDIC/NCUA insured • May lose value • Not bank/CU guaranteed
Not a deposit • Not insured by any federal agency

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Call 1-866-349-4564, log in to Jackson.com, or mail this postage paid card.

I consent to receive by electronic delivery:

- ☐ **ALL DOCUMENTS**
- ☐ Statements and transaction confirmations
- ☐ Other contract-related correspondence
- ☐ Annual and semi-annual reports (variable products only)
- ☐ Prospectuses and prospectus supplements (variable life and variable and registered index-linked annuities only)

This consent will continue until revoked and will cover delivery to you in the form of an email or by notice to you of a document's availability on the Jackson National Life Insurance Company (also referred to as Jackson®) website. For jointly owned contracts, all joint owners are consenting to electronic delivery and use of the single email address below. Please contact the Jackson Customer Care Center or go to Jackson.com to update your email address, revoke your consent to electronic delivery, or request paper copies. Certain types of correspondence may continue to be delivered by the United States Postal Service for compliance reasons. Registration on Jackson's website (Jackson.com) is required for electronic delivery of contract-related correspondence. Electronic delivery may only be requested by contract owner(s) and not by a Power of Attorney.

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VADV6413 08/26

JNL Series Trust (Unaudited)

June 30, 2026

JNL/American Funds Balanced Fund, JNL/American Funds Bond Fund of America Fund, JNL/American Funds Capital Income Builder Fund, JNL/American Funds Global Growth Fund, JNL/American Funds Growth Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/American Funds Washington Mutual Investors Fund, JNL/Mellon Bond Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon International Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL Aggressive Growth Allocation Fund, JNL Conservative Allocation Fund, JNL Growth Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Multi-Manager Global Small Cap Fund, JNL/JPMorgan Managed Aggressive Growth Fund, JNL/JPMorgan Managed Conservative Fund, JNL/JPMorgan Managed Growth Fund, JNL/JPMorgan Managed Moderate Fund, JNL/JPMorgan Managed Moderate Growth Fund, JNL/American Funds Growth Allocation Fund, JNL/American Funds Moderate Allocation Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL Growth ETF Allocation Fund, JNL Moderate ETF Allocation Fund, JNL Moderate Growth ETF Allocation Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund, JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager Floating Rate Income Fund, JNL Multi-Manager International Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Select Equity Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL S&P 500 Index Fund, JNL/BlackRock Global Allocation Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/Causeway International Value Select Fund, JNL/Cohen & Steers U.S. Realty Fund, JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund, JNL/DFA U.S. Small Cap Fund, JNL/DoubleLine Core Fixed Income Fund, JNL/DoubleLine Emerging Markets Fixed Income Fund, JNL/DoubleLine Shiller Enhanced CAPE Fund, JNL/DoubleLine® Total Return Fund, JNL/Dreyfus Government Money Market Fund, JNL/Fidelity Institutional AM® & JPMorgan Large Cap Growth Fund, JNL/Fidelity Institutional AM® Total Bond Fund, JNL/First Sentier Global Infrastructure Fund, JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs 4 Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan Nasdaq Hedged Equity Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/JPMorgan U.S. Value Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Lord Abbett Short Duration Income Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Mellon World Index Fund, JNL/MFS Equity Income Fund, JNL/MFS Mid Cap Value Fund, JNL/Morningstar SMID Moat Focus Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/Neuberger Berman Commodity Strategy Fund, JNL/Neuberger Berman Gold Plus Strategy Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/Newton Equity Income Fund, JNL/PIMCO Income Fund, JNL/PIMCO Investment Grade Credit Bond Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Emerging Markets Debt Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Investment Grade Credit Fund, JNL/PPM America Total Return Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/T. Rowe Price Capital Appreciation Equity Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Growth Stock Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund, JNL/WCM Focused International Equity Fund, JNL/Westchester Capital Event Driven Fund, JNL/WMC Balanced Fund, JNL/WMC Equity Income Fund, JNL/WMC Value Fund

JNL Series Trust Supplements to Prospectus

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1 (a)	148,243	3,946,230
Total Investment Companies (cost $3,692,624)		3,946,230
Total Investments 100.0% (cost $3,692,624)		3,946,230
Other Assets and Liabilities, Net (0.0)%		(1,211)
Total Net Assets 100.0%		3,945,019

(a)  Investment in affiliate.

JNL/American Funds Bond Fund of America Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
American Funds Insurance Series - The Bond Fund of America - Class 1	54,686	519,520
Total Investment Companies (cost $523,515)		519,520
Total Investments 100.0% (cost $523,515)		519,520
Other Assets and Liabilities, Net (0.0)%		(155)
Total Net Assets 100.0%		519,365

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder - Class 1 (a)	40,850	611,521
Total Investment Companies (cost $484,772)		611,521
Total Investments 100.0% (cost $484,772)		611,521
Other Assets and Liabilities, Net (0.0)%		(221)
Total Net Assets 100.0%		611,300

(a)  Investment in affiliate.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	34,940	1,463,649
Total Investment Companies (cost $1,275,094)		1,463,649
Total Investments 100.0% (cost $1,275,094)		1,463,649
Other Assets and Liabilities, Net (0.0)%		(477)
Total Net Assets 100.0%		1,463,172

(a)  Investment in affiliate.

JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1 (a)	66,501	9,193,704
Total Investment Companies (cost $7,117,672)		9,193,704
Total Investments 100.0% (cost $7,117,672)		9,193,704
Other Assets and Liabilities, Net (0.0)%		(2,383)
Total Net Assets 100.0%		9,191,321

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	189,651	13,241,459
Total Investment Companies (cost $10,309,654)		13,241,459
Total Investments 100.0% (cost $10,309,654)		13,241,459
Other Assets and Liabilities, Net (0.0)%		(4,452)
Total Net Assets 100.0%		13,237,007

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - EUPAC Fund - Class 1 (a)	67,428	1,577,152
Total Investment Companies (cost $1,353,790)		1,577,152
Total Investments 100.0% (cost $1,353,790)		1,577,152
Other Assets and Liabilities, Net (0.0)%		(581)
Total Net Assets 100.0%		1,576,571

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	46,463	1,636,425
Total Investment Companies (cost $1,232,686)		1,636,425
Total Investments 100.0% (cost $1,232,686)		1,636,425
Other Assets and Liabilities, Net (0.0)%		(651)
Total Net Assets 100.0%		1,635,774

(a)  Investment in affiliate.

JNL/American Funds Washington Mutual Investors Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1 (a)	243,175	4,328,512
Total Investment Companies (cost $3,481,876)		4,328,512
Total Investments 100.0% (cost $3,481,876)		4,328,512
Other Assets and Liabilities, Net (0.0)%		(1,604)
Total Net Assets 100.0%		4,326,908

(a)  Investment in affiliate.

JNL/Mellon Bond Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
JNL Bond Index Fund - Class I (97.6%) (a)	100,486	1,011,898
Total Investment Companies (cost $994,313)		1,011,898
Total Investments 100.0% (cost $994,313)		1,011,898
Other Assets and Liabilities, Net (0.0)%		(209)
Total Net Assets 100.0%		1,011,689

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Emerging Markets Index Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
JNL Emerging Markets Index Fund - Class I (97.3%) (a)	94,298	1,361,668
Total Investment Companies (cost $1,002,404)		1,361,668
Total Investments 100.0% (cost $1,002,404)		1,361,668
Other Assets and Liabilities, Net (0.0)%		(340)
Total Net Assets 100.0%		1,361,328

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares	Value ($)
JNL/Mellon International Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
JNL International Index Fund - Class I (99.4%) (a)	227,717	3,083,285
Total Investment Companies (cost $2,342,592)		3,083,285
Total Investments 100.0% (cost $2,342,592)		3,083,285
Other Assets and Liabilities, Net (0.0)%		(478)
Total Net Assets 100.0%		3,082,807

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon S&P 400 MidCap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Mid Cap Index Fund - Class I (98.1%) (a)	240,703	3,641,837
Total Investment Companies (cost $2,427,640)		3,641,837
Total Investments 100.0% (cost $2,427,640)		3,641,837
Other Assets and Liabilities, Net (0.0)%		(630)
Total Net Assets 100.0%		3,641,207

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Small Cap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Small Cap Index Fund - Class I (97.0%) (a)	193,323	2,805,119
Total Investment Companies (cost $1,943,005)		2,805,119
Total Investments 100.0% (cost $1,943,005)		2,805,119
Other Assets and Liabilities, Net (0.0)%		(492)
Total Net Assets 100.0%		2,804,627

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 56.9%
JNL Multi-Manager Mid Cap Fund - Class I (7.5%) (a)	3,857	84,666
JNL Multi-Manager Select Equity Fund - Class I (11.6%) (a)	8,470	179,213
JNL Multi-Manager Small Cap Growth Fund - Class I (1.8%) (a)	848	47,051
JNL Multi-Manager Small Cap Value Fund - Class I (2.3%) (a)	1,807	46,844
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund - Class I (0.9%) (a)	355	11,854
JNL/JPMorgan MidCap Growth Fund - Class I (0.6%) (a)	250	21,970
JNL/JPMorgan U.S. Value Fund - Class I (1.1%) (a)	638	15,604
JNL/Mellon Nasdaq 100 Index Fund - Class I (0.5%) (a)	513	37,832
JNL/Mellon S&P 500 Index Fund - Class I (0.2%) (a)	699	43,849
JNL/Newton Equity Income Fund - Class I (2.4%) (a)	2,287	106,288
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (6.9%) (a)	5,934	72,750
JNL/T. Rowe Price Growth Stock Fund - Class I (0.7%) (a)	530	61,083
JNL/T. Rowe Price Value Fund - Class I (2.1%) (a)	2,441	94,567
JNL/WMC Equity Income Fund - Class I (3.1%) (a)	1,185	29,232
		852,803
International Equity 22.2%
JNL Multi-Manager International Small Cap Fund - Class I (8.4%) (a)	5,509	85,057
JNL/Causeway International Value Select Fund - Class I (4.6%) (a)	4,710	126,553
	Shares	Value ($)
JNL/WCM Focused International Equity Fund - Class I (5.0%) (a)	6,292	121,687
		333,297
Emerging Markets Equity 9.8%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (7.3%) (a)	8,943	114,561
JNL/GQG Emerging Markets Equity Fund - Class I (4.3%) (a)	1,839	32,127
		146,688
Global Equity 5.4%
JNL/Loomis Sayles Global Growth Fund - Class I (4.0%) (a)	4,161	81,138
Alternative 3.0%
Jackson Real Assets Fund - Class I (4.3%) (a)	1,425	16,103
JNL Multi-Manager Alternative Fund - Class I (3.1%) (a)	2,025	29,466
		45,569
Domestic Fixed Income 2.7%
JNL/DoubleLine Core Fixed Income Fund - Class I (1.6%) (a)	2,622	40,175
Total Investment Companies (cost $1,132,294)		1,499,670
Total Investments 100.0% (cost $1,132,294)		1,499,670
Other Assets and Liabilities, Net (0.0)%		(323)
Total Net Assets 100.0%		1,499,347

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 57.8%
JNL Multi-Manager Floating Rate Income Fund - Class I (0.9%) (a)	574	8,239
JNL/DoubleLine Core Fixed Income Fund - Class I (2.1%) (a)	3,517	53,879
JNL/DoubleLine Total Return Fund - Class I (3.5%) (a)	4,938	58,865
JNL/Fidelity Institutional AM Total Bond Fund - Class I (3.5%) (a)	3,768	51,470
JNL/Lord Abbett Short Duration Income Fund - Class I (1.3%) (a)	781	8,001
JNL/PIMCO Income Fund - Class I (2.2%) (a)	3,165	42,857
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (1.4%) (a)	771	10,591
JNL/PIMCO Real Return Fund - Class I (1.5%) (a)	1,224	15,874
JNL/PPM America High Yield Bond Fund - Class I (0.8%) (a)	667	14,696
JNL/PPM America Investment Grade Credit Fund - Class I (1.5%) (a)	233	2,636
JNL/PPM America Total Return Fund - Class I (3.8%) (a)	3,449	48,767
		315,875
Alternative 13.2%
Jackson Credit Opportunities Fund - Class I (5.0%) (a)	2,752	29,772
Jackson Real Assets Fund - Class I (3.6%) (a)	1,182	13,354
JNL Multi-Manager Alternative Fund - Class I (3.0%) (a)	1,984	28,868
		71,994
Domestic Equity 10.4%
JNL Multi-Manager Mid Cap Fund - Class I (0.8%) (a)	431	9,467
JNL Multi-Manager Select Equity Fund - Class I (1.5%) (a)	1,127	23,853
JNL Multi-Manager Small Cap Value Fund - Class I (0.3%) (a)	231	5,993
JNL/Newton Equity Income Fund - Class I (0.2%) (a)	164	7,628
JNL/T. Rowe Price Growth Stock Fund - Class I (0.0%) (a)	36	4,094
JNL/WMC Equity Income Fund - Class I (0.6%) (a)	230	5,674
		56,709
Domestic Balanced 6.1%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.2%) (a)	992	33,271

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares	Value ($)
Emerging Markets Fixed Income 4.9%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (8.0%) (a)	1,967	26,638
International Equity 4.1%
JNL/Causeway International Value Select Fund - Class I (0.4%) (a)	443	11,907
JNL/WCM Focused International Equity Fund - Class I (0.4%) (a)	551	10,654
		22,561
Emerging Markets Equity 3.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (1.2%) (a)	1,487	19,051
Total Investment Companies (cost $484,136)		546,099
Total Investments 100.0% (cost $484,136)		546,099
Other Assets and Liabilities, Net (0.0)%		(130)
Total Net Assets 100.0%		545,969

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 48.3%
JNL Multi-Manager Mid Cap Fund - Class I (11.1%) (a)	5,706	125,246
JNL Multi-Manager Select Equity Fund - Class I (18.9%) (a)	13,822	292,467
JNL Multi-Manager Small Cap Growth Fund - Class I (2.7%) (a)	1,321	73,302
JNL Multi-Manager Small Cap Value Fund - Class I (3.6%) (a)	2,817	73,021
JNL/JPMorgan MidCap Growth Fund - Class I (1.3%) (a)	550	48,343
JNL/JPMorgan U.S. Value Fund - Class I (1.5%) (a)	897	21,934
JNL/Mellon Nasdaq 100 Index Fund - Class I (0.7%) (a)	779	57,458
JNL/Mellon S&P 500 Index Fund - Class I (0.4%) (a)	1,168	73,296
JNL/Newton Equity Income Fund - Class I (3.6%) (a)	3,488	162,110
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (11.6%) (a)	9,999	122,588
JNL/T. Rowe Price Growth Stock Fund - Class I (1.1%) (a)	883	101,770
JNL/T. Rowe Price Value Fund - Class I (3.0%) (a)	3,617	140,126
JNL/WMC Equity Income Fund - Class I (5.8%) (a)	2,216	54,665
		1,346,326
International Equity 19.6%
JNL Multi-Manager International Small Cap Fund - Class I (11.5%) (a)	7,501	115,811
JNL/Causeway International Value Select Fund - Class I (8.2%) (a)	8,339	224,065
JNL/WCM Focused International Equity Fund - Class I (8.5%) (a)	10,616	205,319
		545,195
Domestic Fixed Income 10.0%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.3%) (a)	5,407	82,842
JNL/DoubleLine Total Return Fund - Class I (5.4%) (a)	7,504	89,452
JNL/Fidelity Institutional AM Total Bond Fund - Class I (3.9%) (a)	4,215	57,578
JNL/Lord Abbett Short Duration Income Fund - Class I (3.1%) (a)	1,896	19,434
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (1.7%) (a)	929	12,773
JNL/PPM America High Yield Bond Fund - Class I (1.0%) (a)	826	18,183
		280,262
Alternative 8.7%
Jackson Credit Opportunities Fund - Class I (15.9%) (a)	8,680	93,913
Jackson Real Assets Fund - Class I (13.4%) (a)	4,400	49,720
JNL Multi-Manager Alternative Fund - Class I (10.3%) (a)	6,823	99,270
		242,903
	Shares	Value ($)
Emerging Markets Equity 8.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (11.6%) (a)	14,346	183,778
JNL/GQG Emerging Markets Equity Fund - Class I (7.2%) (a)	3,059	53,436
		237,214
Global Equity 4.0%
JNL/Loomis Sayles Global Growth Fund - Class I (5.4%) (a)	5,676	110,686
Emerging Markets Fixed Income 0.9%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (7.8%) (a)	1,919	25,983
Total Investment Companies (cost $2,191,056)		2,788,569
Total Investments 100.0% (cost $2,191,056)		2,788,569
Other Assets and Liabilities, Net (0.0)%		(668)
Total Net Assets 100.0%		2,787,901

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 38.3%
JNL Multi-Manager Floating Rate Income Fund - Class I (2.4%) (a)	1,590	22,818
JNL/DoubleLine Core Fixed Income Fund - Class I (4.4%) (a)	7,286	111,629
JNL/DoubleLine Total Return Fund - Class I (7.0%) (a)	9,872	117,673
JNL/Fidelity Institutional AM Total Bond Fund - Class I (8.0%) (a)	8,521	116,393
JNL/Lord Abbett Short Duration Income Fund - Class I (5.1%) (a)	3,099	31,767
JNL/PIMCO Income Fund - Class I (5.2%) (a)	7,398	100,172
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.4%) (a)	1,887	25,925
JNL/PIMCO Real Return Fund - Class I (2.4%) (a)	1,999	25,923
JNL/PPM America High Yield Bond Fund - Class I (2.5%) (a)	1,982	43,649
JNL/PPM America Total Return Fund - Class I (7.8%) (a)	7,009	99,106
		695,055
Domestic Equity 22.0%
JNL Multi-Manager Mid Cap Fund - Class I (4.7%) (a)	2,426	53,239
JNL Multi-Manager Select Equity Fund - Class I (8.4%) (a)	6,130	129,706
JNL Multi-Manager Small Cap Growth Fund - Class I (0.7%) (a)	353	19,599
JNL Multi-Manager Small Cap Value Fund - Class I (1.0%) (a)	761	19,715
JNL/Mellon S&P 500 Index Fund - Class I (0.1%) (a)	337	21,152
JNL/Newton Equity Income Fund - Class I (1.3%) (a)	1,281	59,523
JNL/T. Rowe Price Growth Stock Fund - Class I (0.2%) (a)	151	17,434
JNL/T. Rowe Price Value Fund - Class I (0.9%) (a)	1,026	39,736
JNL/WMC Equity Income Fund - Class I (4.1%) (a)	1,542	38,033
		398,137
Alternative 13.0%
Jackson Credit Opportunities Fund - Class I (16.8%) (a)	9,136	98,856
Jackson Real Assets Fund - Class I (12.1%) (a)	3,997	45,169
JNL Multi-Manager Alternative Fund - Class I (9.4%) (a)	6,263	91,133
		235,158
International Equity 10.2%
JNL Multi-Manager International Small Cap Fund - Class I (2.4%) (a)	1,577	24,352
JNL/Causeway International Value Select Fund - Class I (3.0%) (a)	3,052	82,012
JNL/WCM Focused International Equity Fund - Class I (3.3%) (a)	4,101	79,311
		185,675

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares	Value ($)
Domestic Balanced 5.7%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.7%) (a)	3,089	103,646
Emerging Markets Equity 4.4%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.9%) (a)	4,821	61,758
JNL/GQG Emerging Markets Equity Fund - Class I (2.5%) (a)	1,050	18,337
		80,095
Emerging Markets Fixed Income 3.8%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (21.0%) (a)	5,142	69,616
Global Equity 2.6%
JNL/Loomis Sayles Global Growth Fund - Class I (2.3%) (a)	2,424	47,268
Total Investment Companies (cost $1,510,705)		1,814,650
Total Investments 100.0% (cost $1,510,705)		1,814,650
Other Assets and Liabilities, Net (0.0)%		(545)
Total Net Assets 100.0%		1,814,105

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 37.2%
JNL Multi-Manager Mid Cap Fund - Class I (11.3%) (a)	5,786	127,000
JNL Multi-Manager Select Equity Fund - Class I (20.0%) (a)	14,653	310,061
JNL Multi-Manager Small Cap Growth Fund - Class I (2.0%) (a)	950	52,717
JNL Multi-Manager Small Cap Value Fund - Class I (2.6%) (a)	2,038	52,824
JNL/JPMorgan MidCap Growth Fund - Class I (1.1%) (a)	477	41,968
JNL/JPMorgan U.S. Value Fund - Class I (1.2%) (a)	718	17,573
JNL/Mellon S&P 500 Index Fund - Class I (0.3%) (a)	844	52,954
JNL/Newton Equity Income Fund - Class I (3.3%) (a)	3,248	150,976
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (14.0%) (a)	12,036	147,560
JNL/T. Rowe Price Growth Stock Fund - Class I (1.1%) (a)	893	102,899
JNL/T. Rowe Price Value Fund - Class I (2.3%) (a)	2,754	106,686
JNL/WMC Equity Income Fund - Class I (7.0%) (a)	2,671	65,887
		1,229,105
Domestic Fixed Income 24.8%
JNL Multi-Manager Floating Rate Income Fund - Class I (4.4%) (a)	2,902	41,642
JNL/DoubleLine Core Fixed Income Fund - Class I (5.6%) (a)	9,229	141,389
JNL/DoubleLine Total Return Fund - Class I (9.3%) (a)	13,054	155,609
JNL/Fidelity Institutional AM Total Bond Fund - Class I (11.1%) (a)	11,851	161,878
JNL/Lord Abbett Short Duration Income Fund - Class I (8.8%) (a)	5,355	54,894
JNL/PIMCO Income Fund - Class I (4.5%) (a)	6,325	85,645
JNL/PIMCO Real Return Fund - Class I (4.3%) (a)	3,576	46,375
JNL/PPM America High Yield Bond Fund - Class I (1.8%) (a)	1,417	31,201
JNL/PPM America Total Return Fund - Class I (7.9%) (a)	7,078	100,083
		818,716
International Equity 14.3%
JNL Multi-Manager International Small Cap Fund - Class I (6.9%) (a)	4,522	69,814
JNL/Causeway International Value Select Fund - Class I (7.6%) (a)	7,686	206,532
JNL/WCM Focused International Equity Fund - Class I (8.1%) (a)	10,109	195,505
		471,851
	Shares	Value ($)
Alternative 12.2%
Jackson Credit Opportunities Fund - Class I (26.3%) (a)	14,326	155,008
Jackson Real Assets Fund - Class I (22.4%) (a)	7,380	83,392
JNL Multi-Manager Alternative Fund - Class I (17.0%) (a)	11,258	163,800
		402,200
Emerging Markets Equity 5.7%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (9.4%) (a)	11,589	148,460
JNL/GQG Emerging Markets Equity Fund - Class I (5.4%) (a)	2,295	40,091
		188,551
Global Equity 3.4%
JNL/Loomis Sayles Global Growth Fund - Class I (5.5%) (a)	5,788	112,875
Emerging Markets Fixed Income 2.4%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (23.5%) (a)	5,747	77,807
Total Investment Companies (cost $2,680,108)		3,301,105
Total Investments 100.0% (cost $2,680,108)		3,301,105
Other Assets and Liabilities, Net (0.0)%		(850)
Total Net Assets 100.0%		3,300,255

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Multi-Manager Global Small Cap Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 52.3%
JNL Multi-Manager Small Cap Growth Fund - Class I (6.4%) (a)	3,118	172,935
JNL Multi-Manager Small Cap Value Fund - Class I (8.0%) (a)	6,303	163,373
		336,308
International Equity 47.7%
JNL Multi-Manager International Small Cap Fund - Class I (30.3%) (a)	19,842	306,370
Total Investment Companies (cost $611,913)		642,678
Total Investments 100.0% (cost $611,913)		642,678
Other Assets and Liabilities, Net (0.0)%		(90)
Total Net Assets 100.0%		642,588

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 62.7%
JNL Multi-Manager Mid Cap Fund - Class I (5.7%) (a)	2,911	63,895
JNL Multi-Manager Select Equity Fund - Class I (7.3%) (a)	5,306	112,265
JNL Multi-Manager Small Cap Growth Fund - Class I (2.4%) (a)	1,183	65,627
JNL Multi-Manager Small Cap Value Fund - Class I (3.2%) (a)	2,525	65,441
JNL/BlackRock Large Cap Select Growth Fund - Class I (2.6%) (a)	1,025	124,235
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund - Class I (9.5%) (a)	3,879	129,401
JNL/JPMorgan MidCap Growth Fund - Class I (1.1%) (a)	469	41,209
JNL/JPMorgan U.S. Value Fund - Class I (4.5%) (a)	2,666	65,219
JNL/Mellon Nasdaq 100 Index Fund - Class I (0.5%) (a)	479	35,287
JNL/MFS Equity Income Fund - Class I (11.9%) (a)	4,691	100,060
JNL/MFS Mid Cap Value Fund - Class I (1.8%) (a)	1,470	37,652
JNL/Newton Equity Income Fund - Class I (2.3%) (a)	2,247	104,448
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (4.9%) (a)	4,182	51,275
JNL/T. Rowe Price Growth Stock Fund - Class I (1.3%) (a)	1,068	123,136
JNL/T. Rowe Price Value Fund - Class I (3.5%) (a)	4,125	159,807

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares	Value ($)
JNL/WMC Value Fund - Class I (4.4%) (a)	900	43,116
		1,322,073
International Equity 22.1%
JNL Multi-Manager International Equity Fund - Class I (10.7%) (a)	9,627	160,481
JNL/Causeway International Value Select Fund - Class I (6.3%) (a)	6,392	171,757
JNL/WCM Focused International Equity Fund - Class I (5.5%) (a)	6,837	132,229
		464,467
Emerging Markets Equity 5.7%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.1%) (a)	6,253	80,096
JNL/GQG Emerging Markets Equity Fund - Class I (5.4%) (a)	2,274	39,733
		119,829
Alternative 4.9%
Jackson Credit Opportunities Fund - Class I (5.4%) (a)	2,928	31,681
Jackson Real Assets Fund - Class I (6.6%) (a)	2,188	24,725
JNL Multi-Manager Alternative Fund - Class I (4.9%) (a)	3,268	47,544
		103,950
Domestic Fixed Income 4.6%
JNL/DoubleLine Total Return Fund - Class I (2.3%) (a)	3,282	39,126
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (1.3%) (a)	700	9,622
JNL/PPM America Investment Grade Credit Fund - Class I (5.4%) (a)	837	9,469
JNL/PPM America Total Return Fund - Class I (3.1%) (a)	2,767	39,128
		97,345
Total Investment Companies (cost $1,462,400)		2,107,664
Total Investments 100.0% (cost $1,462,400)		2,107,664
Other Assets and Liabilities, Net (0.0)%		(471)
Total Net Assets 100.0%		2,107,193

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 65.7%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.1%) (a)	3,467	53,115
JNL/DoubleLine Total Return Fund - Class I (3.4%) (a)	4,714	56,195
JNL/Fidelity Institutional AM Total Bond Fund - Class I (3.3%) (a)	3,478	47,505
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (4.2%) (a)	3,411	51,787
JNL/PIMCO Income Fund - Class I (2.2%) (a)	3,093	41,873
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.5%) (a)	1,945	26,729
JNL/PIMCO Real Return Fund - Class I (2.7%) (a)	2,291	29,719
JNL/PPM America High Yield Bond Fund - Class I (1.2%) (a)	956	21,045
JNL/PPM America Investment Grade Credit Fund - Class I (11.8%) (a)	1,829	20,702
JNL/PPM America Total Return Fund - Class I (4.2%) (a)	3,769	53,289
		401,959
Domestic Equity 15.2%
JNL Multi-Manager Mid Cap Fund - Class I (0.8%) (a)	417	9,161
JNL Multi-Manager Select Equity Fund - Class I (0.6%) (a)	469	9,924
JNL Multi-Manager Small Cap Growth Fund - Class I (0.2%) (a)	92	5,089
JNL Multi-Manager Small Cap Value Fund - Class I (0.2%) (a)	193	5,003
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund - Class I (0.7%) (a)	279	9,302
JNL/JPMorgan U.S. Value Fund - Class I (0.2%) (a)	138	3,374
	Shares	Value ($)
JNL/Mellon Nasdaq 100 Index Fund - Class I (0.1%) (a)	109	8,007
JNL/MFS Equity Income Fund - Class I (0.9%) (a)	352	7,514
JNL/Newton Equity Income Fund - Class I (0.2%) (a)	169	7,854
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (0.9%) (a)	770	9,440
JNL/T. Rowe Price Growth Stock Fund - Class I (0.1%) (a)	77	8,840
JNL/T. Rowe Price Value Fund - Class I (0.2%) (a)	247	9,571
		93,079
Alternative 8.6%
Jackson Credit Opportunities Fund - Class I (2.3%) (a)	1,276	13,803
Jackson Real Assets Fund - Class I (2.8%) (a)	922	10,424
JNL Multi-Manager Alternative Fund - Class I (2.9%) (a)	1,955	28,452
		52,679
International Equity 4.9%
JNL Multi-Manager International Equity Fund - Class I (0.7%) (a)	601	10,024
JNL/Causeway International Value Select Fund - Class I (0.4%) (a)	435	11,677
JNL/WCM Focused International Equity Fund - Class I (0.4%) (a)	440	8,518
		30,219
Global Fixed Income 4.2%
JNL/Neuberger Berman Strategic Income Fund - Class I (1.9%) (a)	1,746	25,330
Emerging Markets Equity 1.4%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (0.5%) (a)	661	8,469
Total Investment Companies (cost $530,495)		611,735
Total Investments 100.0% (cost $530,495)		611,735
Other Assets and Liabilities, Net (0.0)%		(211)
Total Net Assets 100.0%		611,524

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 56.2%
JNL Multi-Manager Mid Cap Fund - Class I (9.7%) (a)	5,000	109,747
JNL Multi-Manager Select Equity Fund - Class I (11.1%) (a)	8,108	171,560
JNL Multi-Manager Small Cap Growth Fund - Class I (4.0%) (a)	1,923	106,646
JNL Multi-Manager Small Cap Value Fund - Class I (5.2%) (a)	4,124	106,883
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.5%) (a)	1,747	211,787
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund - Class I (15.0%) (a)	6,094	203,308
JNL/JPMorgan MidCap Growth Fund - Class I (1.8%) (a)	763	67,090
JNL/JPMorgan U.S. Value Fund - Class I (7.0%) (a)	4,147	101,441
JNL/Mellon Nasdaq 100 Index Fund - Class I (0.7%) (a)	740	54,526
JNL/MFS Equity Income Fund - Class I (18.7%) (a)	7,357	156,934
JNL/MFS Mid Cap Value Fund - Class I (2.9%) (a)	2,344	60,030
JNL/Newton Equity Income Fund - Class I (3.6%) (a)	3,517	163,459
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (8.1%) (a)	7,000	85,825
JNL/T. Rowe Price Growth Stock Fund - Class I (2.3%) (a)	1,825	210,365
JNL/T. Rowe Price Value Fund - Class I (6.5%) (a)	7,698	298,239
JNL/WMC Value Fund - Class I (7.9%) (a)	1,632	78,155
		2,185,995
International Equity 20.0%
JNL Multi-Manager International Equity Fund - Class I (18.8%) (a)	16,861	281,078
JNL/Causeway International Value Select Fund - Class I (10.3%) (a)	10,443	280,614

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares	Value ($)
JNL/WCM Focused International Equity Fund - Class I (8.9%) (a)	11,153	215,703
		777,395
Domestic Fixed Income 13.7%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.2%) (a)	6,912	105,898
JNL/DoubleLine Total Return Fund - Class I (8.6%) (a)	12,070	143,876
JNL/PIMCO Income Fund - Class I (3.7%) (a)	5,290	71,629
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (5.9%) (a)	3,236	44,458
JNL/PPM America Investment Grade Credit Fund - Class I (20.2%) (a)	3,135	35,486
JNL/PPM America Total Return Fund - Class I (10.4%) (a)	9,388	132,751
		534,098
Alternative 5.1%
Jackson Credit Opportunities Fund - Class I (10.2%) (a)	5,564	60,198
Jackson Real Assets Fund - Class I (12.6%) (a)	4,146	46,853
JNL Multi-Manager Alternative Fund - Class I (9.5%) (a)	6,273	91,275
		198,326
Emerging Markets Equity 5.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (8.8%) (a)	10,821	138,613
JNL/GQG Emerging Markets Equity Fund - Class I (7.5%) (a)	3,176	55,478
		194,091
Total Investment Companies (cost $2,753,783)		3,889,905
Total Investments 100.0% (cost $2,753,783)		3,889,905
Other Assets and Liabilities, Net (0.0)%		(938)
Total Net Assets 100.0%		3,888,967

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 47.4%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.0%) (a)	6,642	101,751
JNL/DoubleLine Total Return Fund - Class I (7.0%) (a)	9,785	116,633
JNL/Fidelity Institutional AM Total Bond Fund - Class I (6.0%) (a)	6,408	87,539
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (7.0%) (a)	5,754	87,352
JNL/PIMCO Income Fund - Class I (3.8%) (a)	5,446	73,745
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (7.7%) (a)	4,253	58,441
JNL/PIMCO Real Return Fund - Class I (4.0%) (a)	3,384	43,889
JNL/PPM America High Yield Bond Fund - Class I (2.1%) (a)	1,681	37,007
JNL/PPM America Investment Grade Credit Fund - Class I (12.4%) (a)	1,922	21,753
JNL/PPM America Total Return Fund - Class I (8.0%) (a)	7,218	102,063
		730,173
Domestic Equity 29.3%
JNL Multi-Manager Mid Cap Fund - Class I (2.0%) (a)	1,027	22,539
JNL Multi-Manager Select Equity Fund - Class I (2.6%) (a)	1,921	40,644
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	413	22,924
JNL Multi-Manager Small Cap Value Fund - Class I (1.1%) (a)	888	23,020
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.6%) (a)	228	27,672
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund - Class I (2.2%) (a)	899	29,983
JNL/JPMorgan MidCap Growth Fund - Class I (0.3%) (a)	134	11,797
JNL/JPMorgan U.S. Value Fund - Class I (0.6%) (a)	340	8,303
	Shares	Value ($)
JNL/Mellon Nasdaq 100 Index Fund - Class I (0.5%) (a)	547	40,332
JNL/MFS Equity Income Fund - Class I (4.3%) (a)	1,698	36,218
JNL/MFS Mid Cap Value Fund - Class I (0.6%) (a)	481	12,311
JNL/Newton Equity Income Fund - Class I (0.7%) (a)	722	33,571
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (2.6%) (a)	2,224	27,266
JNL/T. Rowe Price Growth Stock Fund - Class I (0.5%) (a)	376	43,370
JNL/T. Rowe Price Value Fund - Class I (1.1%) (a)	1,306	50,605
JNL/WMC Value Fund - Class I (2.1%) (a)	433	20,747
		451,302
International Equity 10.3%
JNL Multi-Manager International Equity Fund - Class I (3.9%) (a)	3,486	58,108
JNL/Causeway International Value Select Fund - Class I (2.3%) (a)	2,291	61,560
JNL/WCM Focused International Equity Fund - Class I (1.6%) (a)	1,981	38,305
		157,973
Alternative 7.5%
Jackson Credit Opportunities Fund - Class I (5.7%) (a)	3,112	33,671
Jackson Real Assets Fund - Class I (6.9%) (a)	2,261	25,551
JNL Multi-Manager Alternative Fund - Class I (5.8%) (a)	3,830	55,721
		114,943
Global Fixed Income 2.8%
JNL/Neuberger Berman Strategic Income Fund - Class I (3.2%) (a)	3,031	43,974
Emerging Markets Equity 2.7%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (1.9%) (a)	2,388	30,593
JNL/GQG Emerging Markets Equity Fund - Class I (1.5%) (a)	651	11,377
		41,970
Total Investment Companies (cost $1,229,552)		1,540,335
Total Investments 100.0% (cost $1,229,552)		1,540,335
Other Assets and Liabilities, Net (0.0)%		(458)
Total Net Assets 100.0%		1,539,877

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 42.9%
JNL Multi-Manager Mid Cap Fund - Class I (7.1%) (a)	3,655	80,234
JNL Multi-Manager Select Equity Fund - Class I (7.7%) (a)	5,598	118,460
JNL Multi-Manager Small Cap Growth Fund - Class I (2.8%) (a)	1,350	74,873
JNL Multi-Manager Small Cap Value Fund - Class I (3.7%) (a)	2,883	74,731
JNL/BlackRock Large Cap Select Growth Fund - Class I (1.9%) (a)	731	88,582
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund - Class I (11.3%) (a)	4,593	153,206
JNL/JPMorgan MidCap Growth Fund - Class I (1.2%) (a)	503	44,189
JNL/JPMorgan U.S. Value Fund - Class I (5.8%) (a)	3,430	83,888
JNL/Mellon Nasdaq 100 Index Fund - Class I (0.8%) (a)	816	60,182
JNL/MFS Equity Income Fund - Class I (12.9%) (a)	5,072	108,194
JNL/MFS Mid Cap Value Fund - Class I (2.1%) (a)	1,651	42,291
JNL/Newton Equity Income Fund - Class I (2.1%) (a)	2,014	93,626
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (5.8%) (a)	5,000	61,305
JNL/T. Rowe Price Growth Stock Fund - Class I (1.8%) (a)	1,471	169,539
JNL/T. Rowe Price Value Fund - Class I (4.3%) (a)	5,122	198,437
JNL/WMC Value Fund - Class I (5.6%) (a)	1,164	55,743
		1,507,480

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares	Value ($)
Domestic Fixed Income 30.8%
JNL/DoubleLine Core Fixed Income Fund - Class I (5.8%) (a)	9,567	146,569
JNL/DoubleLine Total Return Fund - Class I (11.2%) (a)	15,763	187,900
JNL/Fidelity Institutional AM Total Bond Fund - Class I (8.5%) (a)	9,033	123,390
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (12.5%) (a)	10,215	155,070
JNL/PIMCO Income Fund - Class I (5.2%) (a)	7,316	99,059
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (11.9%) (a)	6,555	90,063
JNL/PPM America High Yield Bond Fund - Class I (2.8%) (a)	2,265	49,875
JNL/PPM America Investment Grade Credit Fund - Class I (37.1%) (a)	5,765	65,255
JNL/PPM America Total Return Fund - Class I (12.8%) (a)	11,554	163,374
		1,080,555
International Equity 15.3%
JNL Multi-Manager International Equity Fund - Class I (13.5%) (a)	12,109	201,849
JNL/Causeway International Value Select Fund - Class I (6.7%) (a)	6,840	183,793
JNL/WCM Focused International Equity Fund - Class I (6.2%) (a)	7,798	150,818
		536,460
Alternative 7.3%
Jackson Credit Opportunities Fund - Class I (12.4%) (a)	6,751	73,046
Jackson Real Assets Fund - Class I (15.3%) (a)	5,042	56,972
JNL Multi-Manager Alternative Fund - Class I (13.0%) (a)	8,613	125,312
		255,330
Emerging Markets Equity 3.7%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.6%) (a)	6,873	88,041
JNL/GQG Emerging Markets Equity Fund - Class I (5.8%) (a)	2,440	42,626
		130,667
Total Investment Companies (cost $2,618,118)		3,510,492
Total Investments 100.0% (cost $2,618,118)		3,510,492
Other Assets and Liabilities, Net (0.0)%		(936)
Total Net Assets 100.0%		3,509,556

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 44.3%
American Funds American Mutual Fund - Class R-6	5,180	333,216
American Funds Insurance Series - Growth Fund - Class 1	3,414	472,039
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	8,338	558,303
American Funds Investment Company of America Fund - Class R-6	9,562	652,191
		2,015,749
International Equity 17.6%
American Funds EuroPacific Growth Fund - Class R-6	6,396	407,630
American Funds International Growth and Income Fund - Class R-6	7,914	393,103
		800,733
Domestic Fixed Income 14.7%
American Funds American High-Income Trust - Class R-6	11,478	112,712
American Funds Inflation Linked Bond Fund - Class R-6	2,125	20,225
American Funds Insurance Series - The Bond Fund of America - Class 1	27,707	263,220
American Funds Mortgage Fund - Class R-6	15,018	131,856
	Shares	Value ($)
American Funds Strategic Bond Fund - Class R-6	15,536	140,907
		668,920
Global Equity 13.1%
American Funds Insurance Series - Global Growth Fund - Class 1	10,878	455,698
American Funds SMALLCAP World Fund - Class R-6	1,592	142,791
		598,489
Emerging Markets Equity 8.9%
American Funds Developing World Growth & Income Fund - Class R-6	4,339	71,165
American Funds New World Fund - Class R-6	3,073	333,961
		405,126
Emerging Markets Fixed Income 1.4%
American Funds Emerging Markets Bond Fund - Class R-6	7,693	62,696
Total Investment Companies (cost $3,817,460)		4,551,713
Total Investments 100.0% (cost $3,817,460)		4,551,713
Other Assets and Liabilities, Net (0.0)%		(1,521)
Total Net Assets 100.0%		4,550,192

JNL/American Funds Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 49.7%
American Funds American High-Income Trust - Class R-6	610	5,985
American Funds Inflation Linked Bond Fund - Class R-6	133	1,266
American Funds Insurance Series - The Bond Fund of America - Class 1	2,136	20,287
American Funds Mortgage Fund - Class R-6	964	8,467
American Funds Strategic Bond Fund - Class R-6	950	8,614
		44,619
Domestic Equity 24.0%
American Funds American Mutual Fund - Class R-6	57	3,693
American Funds Insurance Series - Growth Fund - Class 1	35	4,882
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	93	6,257
American Funds Investment Company of America Fund - Class R-6	99	6,744
		21,576
International Equity 9.5%
American Funds EuroPacific Growth Fund - Class R-6	68	4,340
American Funds International Growth and Income Fund - Class R-6	84	4,191
		8,531
Global Equity 8.0%
American Funds Insurance Series - Global Growth Fund - Class 1	125	5,229
American Funds SMALLCAP World Fund - Class R-6	22	1,979
		7,208
Emerging Markets Equity 4.9%
American Funds Developing World Growth & Income Fund - Class R-6	60	981
American Funds New World Fund - Class R-6	32	3,451
		4,432
Emerging Markets Fixed Income 3.9%
American Funds Emerging Markets Bond Fund - Class R-6	427	3,482
Total Investment Companies (cost $87,311)		89,848
Total Investments 100.0% (cost $87,311)		89,848
Other Assets and Liabilities, Net (0.0)%		(30)
Total Net Assets 100.0%		89,818

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 36.2%
American Funds American Mutual Fund - Class R-6	2,446	157,326

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares	Value ($)
American Funds Insurance Series - Growth Fund - Class 1	1,450	200,447
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	3,779	253,030
American Funds Investment Company of America Fund - Class R-6	4,355	297,074
		907,877
Domestic Fixed Income 31.3%
American Funds American High-Income Trust - Class R-6	11,813	116,005
American Funds Inflation Linked Bond Fund - Class R-6	3,607	34,339
American Funds Insurance Series - The Bond Fund of America - Class 1	34,978	332,288
American Funds Mortgage Fund - Class R-6	16,998	149,241
American Funds Strategic Bond Fund - Class R-6	16,955	153,782
		785,655
International Equity 13.4%
American Funds EuroPacific Growth Fund - Class R-6	2,691	171,497
American Funds International Growth and Income Fund - Class R-6	3,329	165,369
		336,866
Global Equity 10.1%
American Funds Insurance Series - Global Growth Fund - Class 1	4,795	200,874
American Funds SMALLCAP World Fund - Class R-6	599	53,746
		254,620
Emerging Markets Equity 6.4%
American Funds Developing World Growth & Income Fund - Class R-6	1,640	26,896
American Funds New World Fund - Class R-6	1,242	134,942
		161,838
Emerging Markets Fixed Income 2.6%
American Funds Emerging Markets Bond Fund - Class R-6	7,984	65,068
Total Investment Companies (cost $2,255,805)		2,511,924
Total Investments 100.0% (cost $2,255,805)		2,511,924
Other Assets and Liabilities, Net (0.0)%		(910)
Total Net Assets 100.0%		2,511,014

JNL Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 48.3%
Capital Group Dividend Value ETF (a)	591	29,101
iShares Core Dividend Growth ETF (a)	342	25,897
iShares Core S&P 500 ETF	42	31,590
iShares Core S&P Mid-Cap ETF	464	35,813
iShares Core S&P U.S. Growth ETF	65	12,315
iShares Select U.S. REIT ETF (a)	146	9,887
JPMorgan Active Growth ETF (a)	244	24,030
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	328	25,583
T. Rowe Price Capital Appreciation Equity ETF	841	34,567
		228,783
International Equity 18.9%
First Trust WCM International Equity ETF (a)	1,473	28,825
iShares Core MSCI EAFE ETF	333	32,126
Lazard International Dynamic Equity ETF (a)	815	28,565
		89,516
Domestic Fixed Income 15.9%
ALPS/SMITH Core Plus Bond ETF	727	18,718
DoubleLine Mortgage ETF	157	7,686
iShares 0-5 Year High Yield Corporate Bond ETF (a)	292	12,397
iShares 0-5 Year TIPS Bond ETF	22	2,229
iShares Core U.S. Aggregate Bond ETF	211	20,863
iShares MBS ETF	70	6,576
PIMCO Multisector Bond Active Exchange-Traded Fund	256	6,796
		75,265
Emerging Markets Equity 10.1%
Capital Group New Geography Equity ETF (a)	562	21,047
	Shares	Value ($)
iShares Core MSCI Emerging Markets ETF	319	26,454
		47,501
Global Equity 3.7%
FPA Global Equity ETF (a)	439	17,632
Alternative 2.1%
iShares Global Infrastructure ETF	151	10,080
Emerging Markets Fixed Income 1.0%
iShares JP Morgan USD Emerging Markets Bond ETF (a)	46	4,463
Total Investment Companies (cost $391,062)		473,240
SHORT TERM INVESTMENTS 4.5%
Securities Lending Collateral 4.5%
JNL Government Money Market Fund - Class SL, 3.63% (b) (c)	21,352	21,352
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 3.53% (b) (c)	214	214
Total Short Term Investments (cost $21,566)		21,566
Total Investments 104.5% (cost $412,628)		494,806
Other Assets and Liabilities, Net (4.5)%		(21,386)
Total Net Assets 100.0%		473,420

(a)  All or a portion of the security was on loan as of June 30, 2026.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL Moderate ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 51.7%
ALPS/SMITH Core Plus Bond ETF (a)	711	18,300
DoubleLine Mortgage ETF	296	14,540
iShares 0-5 Year High Yield Corporate Bond ETF (a)	401	17,014
iShares 0-5 Year TIPS Bond ETF	35	3,554
iShares 5-10 Year Investment Grade Corporate Bond ETF	320	17,023
iShares Core U.S. Aggregate Bond ETF	345	34,180
iShares MBS ETF	128	12,140
PIMCO Multisector Bond Active Exchange-Traded Fund	461	12,212
		128,963
Domestic Equity 25.6%
Capital Group Dividend Value ETF (a)	134	6,597
iShares Core Dividend Growth ETF (a)	83	6,298
iShares Core S&P 500 ETF	14	10,251
iShares Core S&P Mid-Cap ETF	120	9,261
iShares Core S&P U.S. Growth ETF	21	3,961
iShares Select U.S. REIT ETF	78	5,286
JPMorgan Active Growth ETF (a)	58	5,727
JPMorgan Small & Mid Cap Enhanced Equity ETF	88	6,857
T. Rowe Price Capital Appreciation Equity ETF (a)	231	9,477
		63,715
International Equity 10.4%
First Trust WCM International Equity ETF (a)	447	8,743
iShares Core MSCI EAFE ETF	89	8,611
Lazard International Dynamic Equity ETF	247	8,675
		26,029
Emerging Markets Equity 6.2%
Capital Group New Geography Equity ETF (a)	194	7,283
iShares Core MSCI Emerging Markets ETF	98	8,090
		15,373
Emerging Markets Fixed Income 3.9%
iShares JP Morgan USD Emerging Markets Bond ETF (a)	102	9,820
Alternative 2.2%
iShares Global Infrastructure ETF	82	5,439
Total Investment Companies (cost $228,624)		249,339

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares	Value ($)
SHORT TERM INVESTMENTS 4.5%
Securities Lending Collateral 4.5%
JNL Government Money Market Fund - Class SL, 3.63% (b) (c)	11,177	11,177
Total Short Term Investments (cost $11,177)		11,177
Total Investments 104.5% (cost $239,801)		260,516
Other Assets and Liabilities, Net (4.5)%		(11,148)
Total Net Assets 100.0%		249,368

(a)  All or a portion of the security was on loan as of June 30, 2026.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Equity 36.8%
Capital Group Dividend Value ETF (a)	350	17,250
iShares Core Dividend Growth ETF (a)	207	15,680
iShares Core S&P 500 ETF	30	22,554
iShares Core S&P Mid-Cap ETF	266	20,537
iShares Core S&P U.S. Growth ETF	43	8,171
iShares Select U.S. REIT ETF	122	8,250
JPMorgan Active Growth ETF (a)	130	12,869
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	164	12,774
T. Rowe Price Capital Appreciation Equity ETF (a)	580	23,827
		141,912
Domestic Fixed Income 33.2%
ALPS/SMITH Core Plus Bond ETF	820	21,096
DoubleLine Mortgage ETF (a)	298	14,607
iShares 0-5 Year High Yield Corporate Bond ETF (a)	481	20,401
iShares 0-5 Year TIPS Bond ETF	54	5,501
iShares 5-10 Year Investment Grade Corporate Bond ETF	176	9,381
iShares Core U.S. Aggregate Bond ETF	333	32,949
iShares MBS ETF	116	10,976
PIMCO Multisector Bond Active Exchange-Traded Fund	492	13,046
		127,957
International Equity 14.7%
First Trust WCM International Equity ETF (a)	920	17,999
iShares Core MSCI EAFE ETF	217	20,996
Lazard International Dynamic Equity ETF (a)	508	17,813
		56,808
Emerging Markets Equity 7.8%
Capital Group New Geography Equity ETF	329	12,332
iShares Core MSCI Emerging Markets ETF	215	17,828
		30,160
Emerging Markets Fixed Income 2.7%
iShares JP Morgan USD Emerging Markets Bond ETF (a)	106	10,199
Global Equity 2.5%
FPA Global Equity ETF (a)	238	9,568
Alternative 2.2%
iShares Global Infrastructure ETF	125	8,296
Total Investment Companies (cost $332,672)		384,900
SHORT TERM INVESTMENTS 5.3%
Securities Lending Collateral 5.3%
JNL Government Money Market Fund - Class SL, 3.63% (b) (c)	20,327	20,327
Total Short Term Investments (cost $20,327)		20,327
Total Investments 105.2% (cost $352,999)		405,227
Other Assets and Liabilities, Net (5.2)%		(19,988)
Total Net Assets 100.0%		385,239

(a)  All or a portion of the security was on loan as of June 30, 2026.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

	Shares	Value ($)
JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 56.4%
Vanguard Dividend Appreciation ETF	506	119,753
Vanguard Growth ETF	2,083	179,450
Vanguard Mid-Cap ETF (a)	2,340	188,502
Vanguard Real Estate ETF (a)	922	88,894
Vanguard Small-Cap ETF (a)	490	148,627
Vanguard Total Stock Market ETF	841	311,160
Vanguard Value ETF	857	186,841
		1,223,227
International Equity 19.0%
Vanguard FTSE All-World ex-US Small-Cap Index ETF (a)	529	81,674
Vanguard FTSE Developed Markets ETF	3,783	269,567
Vanguard International Dividend Appreciation ETF (a)	666	62,161
		413,402
Domestic Fixed Income 12.7%
Vanguard Core Bond ETF (a)	1,147	88,568
Vanguard Intermediate-Term Corporate Bond ETF	283	23,388
Vanguard Intermediate-Term Treasury ETF	516	30,422
Vanguard Mortgage-Backed Securities ETF	1,831	85,686
Vanguard Short-Term Corporate Bond ETF (a)	464	36,669
Vanguard Short-Term Inflation-Protected Securities ETF	208	10,432
		275,165
Emerging Markets Equity 8.6%
Vanguard FTSE Emerging Markets ETF (a)	3,116	186,009
Emerging Markets Fixed Income 1.9%
Vanguard Emerging Markets Government Bond ETF	608	40,914
Global Fixed Income 1.4%
Vanguard Total International Bond ETF	638	30,903
Total Investment Companies (cost $1,707,051)		2,169,620
SHORT TERM INVESTMENTS 4.6%
Securities Lending Collateral 4.6%
JNL Government Money Market Fund - Class SL, 3.63% (b) (c)	99,757	99,757
Total Short Term Investments (cost $99,757)		99,757
Total Investments 104.6% (cost $1,806,808)		2,269,377
Other Assets and Liabilities, Net (4.6)%		(99,585)
Total Net Assets 100.0%		2,169,792

(a)  All or a portion of the security was on loan as of June 30, 2026.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Fixed Income 43.4%
Vanguard Core Bond ETF	1,048	80,905
Vanguard Intermediate-Term Corporate Bond ETF	252	20,862
Vanguard Intermediate-Term Treasury ETF (a)	472	27,843
Vanguard Mortgage-Backed Securities ETF (a)	1,672	78,272
Vanguard Short-Term Corporate Bond ETF (a)	424	33,505
Vanguard Short-Term Inflation-Protected Securities ETF	199	9,994
		251,381
Domestic Equity 31.6%
Vanguard Dividend Appreciation ETF	76	17,909
Vanguard Growth ETF	294	25,334
Vanguard Mid-Cap ETF	302	24,309
Vanguard Real Estate ETF	126	12,159
Vanguard Small-Cap ETF	60	18,180
Vanguard Total Stock Market ETF	158	58,471
Vanguard Value ETF	121	26,377
		182,739
International Equity 10.6%
Vanguard FTSE All-World ex-US Small-Cap Index ETF (a)	63	9,781
Vanguard FTSE Developed Markets ETF	563	40,102

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares	Value ($)
Vanguard International Dividend Appreciation ETF	122	11,373
		61,256
Global Fixed Income 4.9%
Vanguard Total International Bond ETF	582	28,189
Emerging Markets Fixed Income 4.8%
Vanguard Emerging Markets Government Bond ETF	417	28,056
Emerging Markets Equity 4.6%
Vanguard FTSE Emerging Markets ETF	449	26,798
Total Investment Companies (cost $507,887)		578,419
SHORT TERM INVESTMENTS 4.5%
Securities Lending Collateral 4.5%
JNL Government Money Market Fund - Class SL, 3.63% (b) (c)	26,153	26,153
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 3.53% (b) (c)	220	220
Total Short Term Investments (cost $26,373)		26,373
Total Investments 104.4% (cost $534,260)		604,792
Other Assets and Liabilities, Net (4.4)%		(25,695)
Total Net Assets 100.0%		579,097

(a)  All or a portion of the security was on loan as of June 30, 2026.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 45.2%
Vanguard Dividend Appreciation ETF (a)	175	41,370
Vanguard Growth ETF	810	69,737
Vanguard Mid-Cap ETF	784	63,200
Vanguard Real Estate ETF	328	31,650
Vanguard Small-Cap ETF	179	54,303
Vanguard Total Stock Market ETF	342	126,680
Vanguard Value ETF	333	72,609
		459,549
Domestic Fixed Income 27.4%
Vanguard Core Bond ETF (a)	1,140	88,004
Vanguard Intermediate-Term Corporate Bond ETF (a)	262	21,691
Vanguard Intermediate-Term Treasury ETF	516	30,403
Vanguard Mortgage-Backed Securities ETF (a)	1,811	84,789
Vanguard Short-Term Corporate Bond ETF (a)	459	36,295
Vanguard Short-Term Inflation-Protected Securities ETF	345	17,328
		278,510
International Equity 14.0%
Vanguard FTSE All-World ex-US Small-Cap Index ETF	189	29,095
Vanguard FTSE Developed Markets ETF	1,320	94,068
Vanguard International Dividend Appreciation ETF	211	19,709
		142,872
Emerging Markets Equity 6.5%
Vanguard FTSE Emerging Markets ETF (a)	1,100	65,631
Emerging Markets Fixed Income 3.8%
Vanguard Emerging Markets Government Bond ETF	579	38,901
Global Fixed Income 3.1%
Vanguard Total International Bond ETF	656	31,757
Total Investment Companies (cost $845,589)		1,017,220
SHORT TERM INVESTMENTS 5.3%
Securities Lending Collateral 5.3%
JNL Government Money Market Fund - Class SL, 3.63% (b) (c)	54,318	54,318
Total Short Term Investments (cost $54,318)		54,318
Total Investments 105.3% (cost $899,907)		1,071,538
Other Assets and Liabilities, Net (5.3)%		(54,048)
Total Net Assets 100.0%		1,017,490

(a)  All or a portion of the security was on loan as of June 30, 2026.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Long Term Investments in Affiliates

The Funds of Funds, except for JNL/American Funds Funds of Funds, JNL ETF Allocation Funds and JNL/Vanguard ETF Allocation Funds, invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC. The JNL/American Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended (“1940 Act”), an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the period ended June 30, 2026, certain Funds of Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/American Funds Feeder Funds and JNL Mellon Feeder Funds invest primarily all of their investable assets in the respective Master Fund. Due to their ownership of more than 5% of the shares of the Master Fund, certain Feeder Funds may be deemed an affiliated person thereof under the 1940 Act. The following table details each Fund's long term investments in affiliates held during the period ended June 30, 2026.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class 1	3,655,694	497,039	89,696	418,148	13,357	(130,164)	3,946,230	100.0
	3,655,694	497,039	89,696	418,148	13,357	(130,164)	3,946,230	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder - Class 1	560,365	55,708	22,820	26,664	6,764	11,504	611,521	100.0
	560,365	55,708	22,820	26,664	6,764	11,504	611,521	100.0
JNL/American Funds Global Growth Fund
American Funds Insurance Series - Global Growth Fund - Class 1	1,132,237	267,892	27,820	166,480	7,479	83,861	1,463,649	100.0
	1,132,237	267,892	27,820	166,480	7,479	83,861	1,463,649	100.0
JNL/American Funds Growth Fund
American Funds Insurance Series - Growth Fund - Class 1	8,786,114	908,673	326,581	774,232	154,252	(328,754)	9,193,704	100.0
	8,786,114	908,673	326,581	774,232	154,252	(328,754)	9,193,704	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	12,556,598	952,088	650,172	943,055	264,003	118,942	13,241,459	100.0
	12,556,598	952,088	650,172	943,055	264,003	118,942	13,241,459	100.0
JNL/American Funds International Fund
American Funds Insurance Series - EUPAC Fund - Class 1	1,451,987	170,352	113,359	144,290	19,707	48,465	1,577,152	100.0
	1,451,987	170,352	113,359	144,290	19,707	48,465	1,577,152	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,500,659	136,889	125,157	116,943	51,471	72,563	1,636,425	100.0
	1,500,659	136,889	125,157	116,943	51,471	72,563	1,636,425	100.0
JNL/American Funds Washington Mutual Investors Fund
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	4,268,888	400,107	264,048	383,805	75,020	(151,455)	4,328,512	100.0
	4,268,888	400,107	264,048	383,805	75,020	(151,455)	4,328,512	100.0
JNL/Mellon Bond Index Fund
JNL Bond Index Fund - Class I	1,027,887	16,971	39,041	—	142	5,939	1,011,898	100.0
	1,027,887	16,971	39,041	—	142	5,939	1,011,898	100.0
JNL/Mellon Emerging Markets Index Fund
JNL Emerging Markets Index Fund - Class I	927,102	289,912	100,742	—	20,768	224,628	1,361,668	100.0
	927,102	289,912	100,742	—	20,768	224,628	1,361,668	100.0
JNL/Mellon International Index Fund
JNL International Index Fund - Class I	3,073,406	30,536	299,769	—	69,606	209,506	3,083,285	100.0
	3,073,406	30,536	299,769	—	69,606	209,506	3,083,285	100.0
JNL/Mellon S&P 400 MidCap Index Fund
JNL Mid Cap Index Fund - Class I	3,242,262	68,042	217,854	—	61,618	487,769	3,641,837	100.0
	3,242,262	68,042	217,854	—	61,618	487,769	3,641,837	100.0
JNL/Mellon Small Cap Index Fund
JNL Small Cap Index Fund - Class I	2,350,272	67,714	160,118	—	35,900	511,351	2,805,119	100.0
	2,350,272	67,714	160,118	—	35,900	511,351	2,805,119	100.0
JNL Aggressive Growth Allocation Fund
Jackson Real Assets Fund - Class I	15,404	—	—	—	—	699	16,103	1.1
JNL Multi-Manager Alternative Fund - Class I	29,304	—	—	—	—	162	29,466	2.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	102,550	662	7,246	—	2,679	15,916	114,561	7.6

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager International Small Cap Fund - Class I	80,507	519	5,678	—	1,812	7,897	85,057	5.7
JNL Multi-Manager Mid Cap Fund - Class I	86,814	559	5,999	—	2,453	839	84,666	5.6
JNL Multi-Manager Select Equity Fund - Class I	171,551	1,104	11,989	—	5,986	12,561	179,213	12.0
JNL Multi-Manager Small Cap Growth Fund - Class I	42,716	280	3,013	—	968	6,100	47,051	3.1
JNL Multi-Manager Small Cap Value Fund - Class I	43,475	281	3,046	—	1,298	4,836	46,844	3.1
JNL/Causeway International Value Select Fund - Class I	124,040	774	8,396	—	3,581	6,554	126,553	8.4
JNL/DoubleLine Core Fixed Income Fund - Class I	42,809	279	2,994	—	351	(270)	40,175	2.7
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund - Class I	—	12,003	173	—	(1)	25	11,854	0.8
JNL/GQG Emerging Markets Equity Fund - Class I	32,791	211	2,296	—	630	791	32,127	2.1
JNL/JPMorgan MidCap Growth Fund - Class I	21,139	140	1,503	—	16	2,178	21,970	1.5
JNL/JPMorgan U.S. Value Fund - Class I	14,721	94	1,021	—	346	1,464	15,604	1.0
JNL/Loomis Sayles Global Growth Fund - Class I	93,695	603	6,440	—	1,747	(8,467)	81,138	5.4
JNL/Mellon Nasdaq 100 Index Fund - Class I	37,128	235	6,543	—	811	6,201	37,832	2.5
JNL/Mellon S&P 500 Index Fund - Class I	—	44,108	624	—	2	363	43,849	2.9
JNL/Morningstar SMID Moat Focus Index Fund - Class I	25,521	148	26,444	—	3,967	(3,192)	—	—
JNL/Morningstar Wide Moat Index Fund - Class I	29,122	170	28,654	—	(5,156)	4,518	—	—
JNL/Newton Equity Income Fund - Class I	99,261	636	6,923	—	2,058	11,256	106,288	7.1
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	72,213	468	5,058	—	638	4,489	72,750	4.9
JNL/T. Rowe Price Growth Stock Fund - Class I	63,565	420	4,513	—	1,892	(281)	61,083	4.1
JNL/T. Rowe Price Value Fund - Class I	87,571	566	6,179	—	3,207	9,402	94,567	6.3
JNL/WCM Focused International Equity Fund - Class I	111,929	727	7,879	—	1,482	15,428	121,687	8.1
JNL/WMC Equity Income Fund - Class I	29,020	187	2,032	—	754	1,303	29,232	2.0
	1,456,846	65,174	154,643	—	31,521	100,772	1,499,670	100.0
JNL Conservative Allocation Fund
Jackson Credit Opportunities Fund - Class I	29,414	—	—	—	—	358	29,772	5.5
Jackson Real Assets Fund - Class I	12,775	—	—	—	—	579	13,354	2.4
JNL Multi-Manager Alternative Fund - Class I	28,710	—	—	—	—	158	28,868	5.3
JNL Multi-Manager Emerging Markets Equity Fund - Class I	17,486	297	1,862	—	390	2,740	19,051	3.5
JNL Multi-Manager Floating Rate Income Fund - Class I	—	8,250	—	—	—	(11)	8,239	1.5
JNL Multi-Manager Mid Cap Fund - Class I	10,017	174	1,088	—	33	331	9,467	1.7
JNL Multi-Manager Select Equity Fund - Class I	23,444	396	2,480	—	726	1,767	23,853	4.4
JNL Multi-Manager Small Cap Value Fund - Class I	5,726	99	623	—	165	626	5,993	1.1
JNL/Causeway International Value Select Fund - Class I	11,987	198	1,241	—	233	730	11,907	2.2
JNL/DoubleLine Core Fixed Income Fund - Class I	59,120	1,016	6,363	—	257	(151)	53,879	9.9
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	28,759	495	3,103	—	423	64	26,638	4.9
JNL/DoubleLine Total Return Fund - Class I	64,822	1,114	7,380	—	213	96	58,865	10.8
JNL/Fidelity Institutional AM Total Bond Fund - Class I	56,083	966	6,048	—	1,028	(559)	51,470	9.4
JNL/Lord Abbett Short Duration Income Fund - Class I	17,286	297	9,712	—	165	(35)	8,001	1.5
JNL/Newton Equity Income Fund - Class I	7,314	124	775	—	124	841	7,628	1.4
JNL/PIMCO Income Fund - Class I	46,448	793	4,966	—	1,193	(611)	42,857	7.8
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	11,532	198	1,241	—	16	86	10,591	1.9
JNL/PIMCO Real Return Fund - Class I	17,232	297	1,862	—	186	21	15,874	2.9
JNL/PPM America High Yield Bond Fund - Class I	7,209	8,363	1,064	—	53	135	14,696	2.7
JNL/PPM America Investment Grade Credit Fund - Class I	2,873	49	308	—	34	(12)	2,636	0.5
JNL/PPM America Total Return Fund - Class I	53,160	916	5,739	—	143	287	48,767	8.9
JNL/T. Rowe Price Capital Appreciation Fund - Class I	34,699	595	3,726	—	1,543	160	33,271	6.1
JNL/T. Rowe Price Growth Stock Fund - Class I	4,379	74	465	—	6	100	4,094	0.7
JNL/T. Rowe Price U.S. High Yield Fund - Class I	8,623	104	8,836	—	1,341	(1,232)	—	—
JNL/WCM Focused International Equity Fund - Class I	10,074	174	1,088	—	120	1,374	10,654	2.0
JNL/WMC Equity Income Fund - Class I	5,793	100	624	—	28	377	5,674	1.0
	574,965	25,089	70,594	—	8,420	8,219	546,099	100.0
JNL Growth Allocation Fund
Jackson Credit Opportunities Fund - Class I	92,785	—	—	—	—	1,128	93,913	3.4
Jackson Real Assets Fund - Class I	47,564	—	—	—	—	2,156	49,720	1.8
JNL Multi-Manager Alternative Fund - Class I	98,724	—	—	—	—	546	99,270	3.6
JNL Multi-Manager Emerging Markets Equity Fund - Class I	169,208	2	15,763	—	2,085	28,246	183,778	6.6
JNL Multi-Manager International Small Cap Fund - Class I	112,760	1	10,493	—	1,246	12,297	115,811	4.1
JNL Multi-Manager Mid Cap Fund - Class I	132,359	2	12,013	—	4,652	246	125,246	4.5
JNL Multi-Manager Select Equity Fund - Class I	288,263	3	26,526	—	13,264	17,463	292,467	10.5
JNL Multi-Manager Small Cap Growth Fund - Class I	68,556	1	6,356	—	920	10,181	73,302	2.6
JNL Multi-Manager Small Cap Value Fund - Class I	69,760	1	6,437	—	4,051	5,646	73,021	2.6
JNL/Causeway International Value Select Fund - Class I	225,395	3	19,520	—	7,026	11,161	224,065	8.0

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/DoubleLine Core Fixed Income Fund - Class I	90,908	1	8,237	—	1,467	(1,297)	82,842	3.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	28,060	—	2,555	—	464	14	25,983	0.9
JNL/DoubleLine Total Return Fund - Class I	97,853	1	8,883	—	875	(394)	89,452	3.2
JNL/Fidelity Institutional AM Total Bond Fund - Class I	62,760	1	5,716	—	704	(171)	57,578	2.1
JNL/GQG Emerging Markets Equity Fund - Class I	56,136	1	5,162	—	1,534	927	53,436	1.9
JNL/JPMorgan MidCap Growth Fund - Class I	47,933	1	4,442	—	63	4,788	48,343	1.7
JNL/JPMorgan U.S. Value Fund - Class I	21,293	—	1,941	—	653	1,929	21,934	0.8
JNL/Loomis Sayles Global Growth Fund - Class I	131,966	2	11,899	—	3,997	(13,380)	110,686	4.0
JNL/Lord Abbett Short Duration Income Fund - Class I	21,144	—	1,908	—	44	154	19,434	0.7
JNL/Mellon Nasdaq 100 Index Fund - Class I	42,835	10,367	4,142	—	323	8,075	57,458	2.1
JNL/Mellon S&P 500 Index Fund - Class I	—	74,251	1,568	—	6	607	73,296	2.6
JNL/Morningstar SMID Moat Focus Index Fund - Class I	35,162	—	36,223	—	5,545	(4,484)	—	—
JNL/Morningstar Wide Moat Index Fund - Class I	56,078	1	54,871	—	(8,685)	7,477	—	—
JNL/Newton Equity Income Fund - Class I	155,781	2	14,304	—	4,277	16,354	162,110	5.8
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	13,917	—	1,269	—	171	(46)	12,773	0.5
JNL/PPM America High Yield Bond Fund - Class I	19,572	—	1,786	—	87	310	18,183	0.6
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	125,435	1	11,533	—	1,491	7,194	122,588	4.4
JNL/T. Rowe Price Growth Stock Fund - Class I	109,323	1	10,168	—	4,345	(1,731)	101,770	3.6
JNL/T. Rowe Price Value Fund - Class I	133,517	2	12,417	—	7,916	11,108	140,126	5.0
JNL/WCM Focused International Equity Fund - Class I	194,447	2	18,042	—	(545)	29,457	205,319	7.4
JNL/WMC Equity Income Fund - Class I	55,886	1	5,151	—	1,917	2,012	54,665	2.0
	2,805,380	84,648	319,325	—	59,893	157,973	2,788,569	100.0
JNL Moderate Allocation Fund
Jackson Credit Opportunities Fund - Class I	97,669	—	—	—	—	1,187	98,856	5.4
Jackson Real Assets Fund - Class I	43,210	—	—	—	—	1,959	45,169	2.5
JNL Multi-Manager Alternative Fund - Class I	90,632	—	—	—	—	501	91,133	5.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	55,988	220	4,566	—	615	9,501	61,758	3.4
JNL Multi-Manager Floating Rate Income Fund - Class I	—	22,850	—	—	—	(32)	22,818	1.3
JNL Multi-Manager International Small Cap Fund - Class I	23,343	92	1,901	—	(43)	2,861	24,352	1.3
JNL Multi-Manager Mid Cap Fund - Class I	55,331	219	4,384	—	1,981	92	53,239	2.9
JNL Multi-Manager Select Equity Fund - Class I	125,782	494	10,123	—	3,413	10,140	129,706	7.1
JNL Multi-Manager Small Cap Growth Fund - Class I	18,036	73	1,466	—	71	2,885	19,599	1.1
JNL Multi-Manager Small Cap Value Fund - Class I	18,529	73	1,487	—	572	2,028	19,715	1.1
JNL/Causeway International Value Select Fund - Class I	81,421	311	6,342	—	2,335	4,287	82,012	4.5
JNL/DoubleLine Core Fixed Income Fund - Class I	120,459	474	9,533	—	808	(579)	111,629	6.2
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	73,936	292	5,884	—	1,419	(147)	69,616	3.8
JNL/DoubleLine Total Return Fund - Class I	129,659	510	13,117	—	758	(137)	117,673	6.5
JNL/Fidelity Institutional AM Total Bond Fund - Class I	124,730	492	9,902	—	1,841	(768)	116,393	6.4
JNL/GQG Emerging Markets Equity Fund - Class I	18,933	73	1,496	—	495	332	18,337	1.0
JNL/Loomis Sayles Global Growth Fund - Class I	55,360	219	4,347	—	946	(4,910)	47,268	2.6
JNL/Lord Abbett Short Duration Income Fund - Class I	55,518	219	24,417	—	186	261	31,767	1.8
JNL/Mellon S&P 500 Index Fund - Class I	—	21,378	402	—	1	175	21,152	1.2
JNL/Morningstar Wide Moat Index Fund - Class I	23,216	89	22,799	—	(3,557)	3,051	—	—
JNL/Newton Equity Income Fund - Class I	56,298	219	4,518	—	755	6,769	59,523	3.3
JNL/PIMCO Income Fund - Class I	106,827	419	8,441	—	2,119	(752)	100,172	5.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	27,759	109	2,194	—	185	66	25,925	1.4
JNL/PIMCO Real Return Fund - Class I	27,677	109	2,201	—	318	20	25,923	1.4
JNL/PPM America High Yield Bond Fund - Class I	18,563	26,863	2,300	—	118	405	43,649	2.4
JNL/PPM America Total Return Fund - Class I	106,241	419	8,436	—	556	326	99,106	5.5
JNL/T. Rowe Price Capital Appreciation Fund - Class I	106,439	420	8,523	—	4,209	1,101	103,646	5.7
JNL/T. Rowe Price Growth Stock Fund - Class I	18,375	73	1,473	—	18	441	17,434	1.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	27,706	106	28,167	—	5,187	(4,832)	—	—
JNL/T. Rowe Price Value Fund - Class I	37,266	147	3,031	—	652	4,702	39,736	2.2
JNL/WCM Focused International Equity Fund - Class I	73,893	292	5,965	—	(1,407)	12,498	79,311	4.4
JNL/WMC Equity Income Fund - Class I	38,191	146	3,012	—	1,125	1,583	38,033	2.1
	1,856,987	77,400	200,427	—	25,676	55,014	1,814,650	100.0
JNL Moderate Growth Allocation Fund
Jackson Credit Opportunities Fund - Class I	153,146	—	—	—	—	1,862	155,008	4.7
Jackson Real Assets Fund - Class I	79,776	—	—	—	—	3,616	83,392	2.5
JNL Multi-Manager Alternative Fund - Class I	162,899	—	—	—	—	901	163,800	5.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	137,461	4	13,581	—	5,039	19,537	148,460	4.5
JNL Multi-Manager Floating Rate Income Fund - Class I	—	41,700	—	—	—	(58)	41,642	1.3

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager International Small Cap Fund - Class I	68,378	2	6,777	—	2,908	5,303	69,814	2.1
JNL Multi-Manager Mid Cap Fund - Class I	135,174	4	13,097	—	5,897	(978)	127,000	3.8
JNL Multi-Manager Select Equity Fund - Class I	307,503	9	30,129	—	15,067	17,611	310,061	9.4
JNL Multi-Manager Small Cap Growth Fund - Class I	49,686	2	4,935	—	507	7,457	52,717	1.6
JNL Multi-Manager Small Cap Value Fund - Class I	50,796	2	4,994	—	2,457	4,563	52,824	1.6
JNL/Causeway International Value Select Fund - Class I	209,748	6	19,995	—	9,853	6,920	206,532	6.3
JNL/DoubleLine Core Fixed Income Fund - Class I	162,450	5	21,322	—	1,715	(1,459)	141,389	4.3
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	84,603	3	8,230	—	1,497	(66)	77,807	2.4
JNL/DoubleLine Total Return Fund - Class I	178,018	5	23,247	—	2,129	(1,296)	155,609	4.7
JNL/Fidelity Institutional AM Total Bond Fund - Class I	177,621	5	17,259	—	3,209	(1,698)	161,878	4.9
JNL/GQG Emerging Markets Equity Fund - Class I	42,408	1	4,192	—	1,633	241	40,091	1.2
JNL/JPMorgan MidCap Growth Fund - Class I	41,895	1	4,120	—	(160)	4,352	41,968	1.3
JNL/JPMorgan U.S. Value Fund - Class I	17,188	—	1,686	—	616	1,455	17,573	0.5
JNL/Loomis Sayles Global Growth Fund - Class I	135,597	4	12,995	—	3,242	(12,973)	112,875	3.4
JNL/Lord Abbett Short Duration Income Fund - Class I	93,172	3	39,035	—	294	460	54,894	1.7
JNL/Mellon S&P 500 Index Fund - Class I	—	53,555	1,044	—	4	439	52,954	1.6
JNL/Morningstar Wide Moat Index Fund - Class I	59,524	2	58,228	—	(9,405)	8,107	—	—
JNL/Newton Equity Income Fund - Class I	146,009	4	14,296	—	4,262	14,997	150,976	4.6
JNL/PIMCO Income Fund - Class I	93,522	3	9,055	—	1,993	(818)	85,645	2.6
JNL/PIMCO Real Return Fund - Class I	50,701	2	4,940	—	1,096	(484)	46,375	1.4
JNL/PPM America High Yield Bond Fund - Class I	16,957	16,025	2,206	—	110	315	31,201	0.9
JNL/PPM America Total Return Fund - Class I	109,848	3	10,669	—	1,680	(779)	100,083	3.0
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	152,098	5	14,936	—	1,871	8,522	147,560	4.5
JNL/T. Rowe Price Growth Stock Fund - Class I	111,090	3	10,754	—	5,908	(3,348)	102,899	3.1
JNL/T. Rowe Price U.S. High Yield Fund - Class I	16,908	—	17,122	—	1,921	(1,707)	—	—
JNL/T. Rowe Price Value Fund - Class I	102,269	3	10,127	—	6,480	8,061	106,686	3.2
JNL/WCM Focused International Equity Fund - Class I	186,296	6	18,346	—	3,515	24,034	195,505	5.9
JNL/WMC Equity Income Fund - Class I	67,812	2	6,681	—	2,485	2,269	65,887	2.0
	3,400,553	111,369	403,998	—	77,823	115,358	3,301,105	100.0
JNL Multi-Manager Global Small Cap Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class R-6	601,939	1,219	654,287	—	27,484	23,645	—	—
JNL Multi-Manager International Small Cap Fund - Class I	—	315,117	9,293	—	155	391	306,370	47.7
JNL Multi-Manager Small Cap Growth Fund - Class I	—	157,473	4,646	—	194	19,914	172,935	26.9
JNL Multi-Manager Small Cap Value Fund - Class I	—	157,473	4,647	—	87	10,460	163,373	25.4
	601,939	631,282	672,873	—	27,920	54,410	642,678	100.0
JNL/JPMorgan Managed Aggressive Growth Fund
Jackson Credit Opportunities Fund - Class I	31,301	—	—	—	—	380	31,681	1.5
Jackson Real Assets Fund - Class I	23,653	—	—	—	—	1,072	24,725	1.2
JNL Multi-Manager Alternative Fund - Class I	47,282	—	—	—	—	262	47,544	2.3
JNL Multi-Manager Emerging Markets Equity Fund - Class I	73,244	33	6,343	—	1,258	11,904	80,096	3.8
JNL Multi-Manager International Equity Fund - Class I	89,857	63,247	10,018	—	401	16,994	160,481	7.6
JNL Multi-Manager Mid Cap Fund - Class I	67,272	31	5,896	—	960	1,528	63,895	3.0
JNL Multi-Manager Select Equity Fund - Class I	94,326	14,972	9,032	—	1,907	10,092	112,265	5.3
JNL Multi-Manager Small Cap Growth Fund - Class I	61,124	28	5,448	—	2,404	7,519	65,627	3.1
JNL Multi-Manager Small Cap Value Fund - Class I	62,197	28	5,447	—	2,703	5,960	65,441	3.1
JNL/BlackRock Large Cap Select Growth Fund - Class I	122,240	56	10,894	—	7,210	5,623	124,235	5.9
JNL/Causeway International Value Select Fund - Class I	172,291	75	14,514	—	5,308	8,597	171,757	8.1
JNL/DoubleLine Total Return Fund - Class I	42,528	19	3,629	—	484	(276)	39,126	1.9
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund - Class I	133,388	61	11,790	—	5,331	2,411	129,401	6.1
JNL/GQG Emerging Markets Equity Fund - Class I	41,535	19	3,638	—	658	1,159	39,733	1.9
JNL/JPMorgan MidCap Growth Fund - Class I	40,696	19	3,637	—	915	3,216	41,209	2.0
JNL/JPMorgan U.S. Value Fund - Class I	62,985	28	5,447	—	2,940	4,713	65,219	3.1
JNL/Lazard International Quality Growth Fund - Class I	68,835	24	66,782	—	(6,509)	4,432	—	—
JNL/Mellon Nasdaq 100 Index Fund - Class I	31,944	14	2,724	—	197	5,856	35,287	1.7
JNL/MFS Equity Income Fund - Class I	99,443	45	8,619	—	3,975	5,216	100,060	4.7
JNL/MFS Mid Cap Value Fund - Class I	36,313	16	3,172	—	230	4,265	37,652	1.8
JNL/Newton Equity Income Fund - Class I	99,779	45	8,620	—	3,438	9,806	104,448	5.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	10,438	5	914	—	102	(9)	9,622	0.5
JNL/PPM America Investment Grade Credit Fund - Class I	10,299	5	914	—	102	(23)	9,469	0.4
JNL/PPM America Total Return Fund - Class I	42,391	19	3,628	—	474	(128)	39,128	1.9
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	52,153	23	4,533	—	587	3,045	51,275	2.4

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Growth Stock Fund - Class I	131,674	61	11,791	—	7,186	(3,994)	123,136	5.8
JNL/T. Rowe Price Value Fund - Class I	151,283	68	13,152	—	7,692	13,916	159,807	7.6
JNL/WCM Focused International Equity Fund - Class I	124,498	56	10,894	—	381	18,188	132,229	6.3
JNL/WMC Value Fund - Class I	57,395	24	19,030	—	8,209	(3,482)	43,116	2.0
	2,082,364	79,021	250,506	—	58,543	138,242	2,107,664	100.0
JNL/JPMorgan Managed Conservative Fund
Jackson Credit Opportunities Fund - Class I	13,637	—	—	—	—	166	13,803	2.3
Jackson Real Assets Fund - Class I	9,972	—	—	—	—	452	10,424	1.7
JNL Multi-Manager Alternative Fund - Class I	28,295	—	—	—	—	157	28,452	4.7
JNL Multi-Manager Emerging Markets Equity Fund - Class I	7,691	197	797	—	(6)	1,384	8,469	1.4
JNL Multi-Manager International Equity Fund - Class I	6,512	3,165	817	—	190	974	10,024	1.6
JNL Multi-Manager Mid Cap Fund - Class I	9,553	247	1,000	—	413	(52)	9,161	1.5
JNL Multi-Manager Select Equity Fund - Class I	9,647	247	999	—	207	822	9,924	1.6
JNL Multi-Manager Small Cap Growth Fund - Class I	4,701	124	502	—	143	623	5,089	0.8
JNL Multi-Manager Small Cap Value Fund - Class I	4,723	124	503	—	75	584	5,003	0.8
JNL/Causeway International Value Select Fund - Class I	11,594	251	1,113	—	249	696	11,677	1.9
JNL/DoubleLine Core Fixed Income Fund - Class I	57,512	1,483	5,997	—	367	(250)	53,115	8.7
JNL/DoubleLine Total Return Fund - Class I	60,658	1,567	6,338	—	177	131	56,195	9.2
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund - Class I	9,507	247	999	—	368	179	9,302	1.5
JNL/Fidelity Institutional AM Total Bond Fund - Class I	51,078	1,321	5,337	—	452	(9)	47,505	7.8
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	55,811	1,442	5,831	—	353	12	51,787	8.5
JNL/JPMorgan U.S. Value Fund - Class I	3,232	82	331	—	44	347	3,374	0.6
JNL/Lazard International Quality Growth Fund - Class I	3,210	8	3,122	—	(321)	225	—	—
JNL/Mellon Nasdaq 100 Index Fund - Class I	7,204	182	735	—	46	1,310	8,007	1.3
JNL/MFS Equity Income Fund - Class I	7,406	190	766	—	389	295	7,514	1.2
JNL/Neuberger Berman Strategic Income Fund - Class I	27,170	701	2,834	—	580	(287)	25,330	4.1
JNL/Newton Equity Income Fund - Class I	7,445	190	766	—	145	840	7,854	1.3
JNL/PIMCO Income Fund - Class I	44,809	1,154	4,666	—	957	(381)	41,873	6.8
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	28,721	742	2,998	—	104	160	26,729	4.4
JNL/PIMCO Real Return Fund - Class I	31,840	823	3,329	—	753	(368)	29,719	4.9
JNL/PPM America High Yield Bond Fund - Class I	22,347	576	2,330	—	216	236	21,045	3.4
JNL/PPM America Investment Grade Credit Fund - Class I	22,282	576	2,330	—	263	(89)	20,702	3.4
JNL/PPM America Total Return Fund - Class I	57,324	1,483	5,996	—	204	274	53,289	8.7
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	9,532	247	999	—	127	533	9,440	1.5
JNL/T. Rowe Price Growth Stock Fund - Class I	9,369	247	1,000	—	456	(232)	8,840	1.4
JNL/T. Rowe Price Value Fund - Class I	8,993	230	931	—	494	785	9,571	1.6
JNL/WCM Focused International Equity Fund - Class I	7,956	206	833	—	65	1,124	8,518	1.4
	639,731	18,052	64,199	—	7,510	10,641	611,735	100.0
JNL/JPMorgan Managed Growth Fund
Jackson Credit Opportunities Fund - Class I	59,474	—	—	—	—	724	60,198	1.6
Jackson Real Assets Fund - Class I	44,821	—	—	—	—	2,032	46,853	1.2
JNL Multi-Manager Alternative Fund - Class I	90,773	—	—	—	—	502	91,275	2.4
JNL Multi-Manager Emerging Markets Equity Fund - Class I	128,750	—	13,145	—	2,821	20,187	138,613	3.6
JNL Multi-Manager International Equity Fund - Class I	180,625	90,079	22,127	—	590	31,911	281,078	7.2
JNL Multi-Manager Mid Cap Fund - Class I	117,610	—	12,146	—	1,985	2,298	109,747	2.8
JNL Multi-Manager Select Equity Fund - Class I	148,885	20,882	16,679	—	3,535	14,937	171,560	4.4
JNL Multi-Manager Small Cap Growth Fund - Class I	101,055	—	10,609	—	4,736	11,464	106,646	2.7
JNL Multi-Manager Small Cap Value Fund - Class I	103,256	—	10,647	—	6,106	8,168	106,883	2.8
JNL/BlackRock Large Cap Select Growth Fund - Class I	212,164	—	22,255	—	8,066	13,812	211,787	5.5
JNL/Causeway International Value Select Fund - Class I	286,043	—	28,328	—	9,242	13,657	280,614	7.2
JNL/DoubleLine Core Fixed Income Fund - Class I	117,823	—	12,146	—	884	(663)	105,898	2.7
JNL/DoubleLine Total Return Fund - Class I	159,270	—	16,181	—	1,477	(690)	143,876	3.7
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund - Class I	213,473	—	22,254	—	11,666	423	203,308	5.2
JNL/GQG Emerging Markets Equity Fund - Class I	58,949	—	6,072	—	2,012	589	55,478	1.4
JNL/JPMorgan MidCap Growth Fund - Class I	67,425	—	7,072	—	2,479	4,258	67,090	1.7
JNL/JPMorgan U.S. Value Fund - Class I	99,535	—	10,109	—	5,805	6,210	101,441	2.6
JNL/Lazard International Quality Growth Fund - Class I	99,228	—	96,225	—	(6,626)	3,623	—	—
JNL/Mellon Nasdaq 100 Index Fund - Class I	50,211	—	5,073	—	361	9,027	54,526	1.4
JNL/MFS Equity Income Fund - Class I	158,558	—	16,181	—	6,988	7,569	156,934	4.0
JNL/MFS Mid Cap Value Fund - Class I	58,864	—	6,073	—	457	6,782	60,030	1.6
JNL/Newton Equity Income Fund - Class I	158,705	—	16,181	—	6,445	14,490	163,459	4.2
JNL/PIMCO Income Fund - Class I	78,749	—	8,110	—	74	916	71,629	1.8

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	49,096	—	5,074	—	569	(133)	44,458	1.1
JNL/PPM America Investment Grade Credit Fund - Class I	39,225	—	4,036	—	455	(158)	35,486	0.9
JNL/PPM America Total Return Fund - Class I	146,730	—	15,182	—	600	603	132,751	3.4
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	88,852	—	9,110	—	1,173	4,910	85,825	2.2
JNL/T. Rowe Price Growth Stock Fund - Class I	229,395	—	24,291	—	15,195	(9,934)	210,365	5.4
JNL/T. Rowe Price Value Fund - Class I	286,787	—	29,327	—	15,714	25,065	298,239	7.7
JNL/WCM Focused International Equity Fund - Class I	206,416	—	21,256	—	(2,963)	33,506	215,703	5.6
JNL/WMC Value Fund - Class I	98,833	—	29,433	—	15,821	(7,066)	78,155	2.0
	3,939,580	110,961	495,322	—	115,667	219,019	3,889,905	100.0
JNL/JPMorgan Managed Moderate Fund
Jackson Credit Opportunities Fund - Class I	33,266	—	—	—	—	405	33,671	2.2
Jackson Real Assets Fund - Class I	24,443	—	—	—	—	1,108	25,551	1.7
JNL Multi-Manager Alternative Fund - Class I	55,415	—	—	—	—	306	55,721	3.6
JNL Multi-Manager Emerging Markets Equity Fund - Class I	28,132	8	2,578	—	874	4,157	30,593	2.0
JNL Multi-Manager International Equity Fund - Class I	44,501	10,832	4,541	—	844	6,472	58,108	3.8
JNL Multi-Manager Mid Cap Fund - Class I	23,867	7	2,207	—	355	517	22,539	1.5
JNL Multi-Manager Select Equity Fund - Class I	40,180	12	3,819	—	794	3,477	40,644	2.6
JNL Multi-Manager Small Cap Growth Fund - Class I	21,474	6	2,015	—	889	2,570	22,924	1.5
JNL Multi-Manager Small Cap Value Fund - Class I	21,996	6	2,029	—	504	2,543	23,020	1.5
JNL/BlackRock Large Cap Select Growth Fund - Class I	27,399	8	2,577	—	927	1,915	27,672	1.8
JNL/Causeway International Value Select Fund - Class I	61,975	16	5,393	—	1,326	3,636	61,560	4.0
JNL/DoubleLine Core Fixed Income Fund - Class I	111,837	31	10,322	—	699	(494)	101,751	6.6
JNL/DoubleLine Total Return Fund - Class I	127,760	36	11,789	—	455	171	116,633	7.6
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund - Class I	31,146	9	2,946	—	1,516	258	29,983	1.9
JNL/Fidelity Institutional AM Total Bond Fund - Class I	95,545	27	8,841	—	652	156	87,539	5.7
JNL/GQG Emerging Markets Equity Fund - Class I	11,960	3	1,110	—	177	347	11,377	0.7
JNL/JPMorgan MidCap Growth Fund - Class I	11,725	3	1,111	—	195	985	11,797	0.8
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	95,560	27	8,842	—	528	79	87,352	5.7
JNL/JPMorgan U.S. Value Fund - Class I	8,067	2	740	—	98	876	8,303	0.5
JNL/Lazard International Quality Growth Fund - Class I	11,932	1	11,570	—	(311)	(52)	—	—
JNL/Mellon Nasdaq 100 Index Fund - Class I	36,740	10	3,316	—	214	6,684	40,332	2.6
JNL/MFS Equity Income Fund - Class I	36,199	10	3,317	—	1,631	1,695	36,218	2.3
JNL/MFS Mid Cap Value Fund - Class I	11,948	3	1,110	—	78	1,392	12,311	0.8
JNL/Neuberger Berman Strategic Income Fund - Class I	47,883	13	4,427	—	902	(397)	43,974	2.9
JNL/Newton Equity Income Fund - Class I	32,250	9	2,948	—	557	3,703	33,571	2.2
JNL/PIMCO Income Fund - Class I	80,065	22	7,346	—	1,509	(505)	73,745	4.8
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	63,753	18	5,895	—	197	368	58,441	3.8
JNL/PIMCO Real Return Fund - Class I	47,727	13	4,426	—	1,024	(449)	43,889	2.8
JNL/PPM America High Yield Bond Fund - Class I	39,879	11	3,688	—	342	463	37,007	2.4
JNL/PPM America Investment Grade Credit Fund - Class I	23,774	7	2,207	—	247	(68)	21,753	1.4
JNL/PPM America Total Return Fund - Class I	111,443	31	10,321	—	743	167	102,063	6.6
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	27,915	8	2,577	—	323	1,597	27,266	1.8
JNL/T. Rowe Price Growth Stock Fund - Class I	46,694	13	4,428	—	2,766	(1,675)	43,370	2.8
JNL/T. Rowe Price Value Fund - Class I	48,167	13	4,427	—	2,662	4,190	50,605	3.3
JNL/WCM Focused International Equity Fund - Class I	36,238	10	3,317	—	714	4,660	38,305	2.5
JNL/WMC Value Fund - Class I	20,050	5	1,710	—	860	1,542	20,747	1.3
	1,598,905	11,230	147,890	—	25,291	52,799	1,540,335	100.0
JNL/JPMorgan Managed Moderate Growth Fund
Jackson Credit Opportunities Fund - Class I	72,168	—	—	—	—	878	73,046	2.1
Jackson Real Assets Fund - Class I	54,501	—	—	—	—	2,471	56,972	1.6
JNL Multi-Manager Alternative Fund - Class I	124,623	—	—	—	—	689	125,312	3.6
JNL Multi-Manager Emerging Markets Equity Fund - Class I	81,009	—	7,465	—	1,780	12,717	88,041	2.5
JNL Multi-Manager International Equity Fund - Class I	127,046	65,711	13,963	—	3,217	19,838	201,849	5.7
JNL Multi-Manager Mid Cap Fund - Class I	84,918	—	7,804	—	1,268	1,852	80,234	2.3
JNL Multi-Manager Select Equity Fund - Class I	99,155	16,896	10,300	—	2,166	10,543	118,460	3.4
JNL Multi-Manager Small Cap Growth Fund - Class I	70,180	—	6,631	—	3,017	8,307	74,873	2.1
JNL Multi-Manager Small Cap Value Fund - Class I	71,454	—	6,632	—	3,608	6,301	74,731	2.1
JNL/BlackRock Large Cap Select Growth Fund - Class I	87,744	—	8,298	—	3,006	6,130	88,582	2.5
JNL/Causeway International Value Select Fund - Class I	185,527	—	16,595	—	5,826	9,035	183,793	5.2
JNL/DoubleLine Core Fixed Income Fund - Class I	161,201	—	14,929	—	946	(649)	146,569	4.2
JNL/DoubleLine Total Return Fund - Class I	205,952	—	19,062	—	692	318	187,900	5.3

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund - Class I	159,011	—	14,929	—	7,706	1,418	153,206	4.4
JNL/Fidelity Institutional AM Total Bond Fund - Class I	134,677	—	12,430	—	1,043	100	123,390	3.5
JNL/GQG Emerging Markets Equity Fund - Class I	44,800	—	4,134	—	659	1,301	42,626	1.2
JNL/JPMorgan MidCap Growth Fund - Class I	43,893	—	4,133	—	2,466	1,963	44,189	1.3
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	169,751	—	15,761	—	1,117	(37)	155,070	4.4
JNL/JPMorgan U.S. Value Fund - Class I	81,495	—	7,464	—	3,697	6,160	83,888	2.4
JNL/Lazard International Quality Growth Fund - Class I	72,133	—	69,947	—	(7,323)	5,137	—	—
JNL/Mellon Nasdaq 100 Index Fund - Class I	54,830	—	4,966	—	341	9,977	60,182	1.7
JNL/MFS Equity Income Fund - Class I	108,204	—	9,963	—	4,302	5,651	108,194	3.1
JNL/MFS Mid Cap Value Fund - Class I	41,056	—	3,824	—	273	4,786	42,291	1.2
JNL/Newton Equity Income Fund - Class I	90,027	—	8,297	—	3,320	8,576	93,626	2.7
JNL/PIMCO Income Fund - Class I	107,667	—	9,963	—	2,017	(662)	99,059	2.8
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	98,321	—	9,131	—	356	517	90,063	2.6
JNL/PPM America High Yield Bond Fund - Class I	53,755	—	4,966	—	1,590	(504)	49,875	1.4
JNL/PPM America Investment Grade Credit Fund - Class I	71,347	—	6,631	—	744	(205)	65,255	1.9
JNL/PPM America Total Return Fund - Class I	178,508	—	16,594	—	1,554	(94)	163,374	4.7
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	62,771	—	5,800	—	741	3,593	61,305	1.7
JNL/T. Rowe Price Growth Stock Fund - Class I	182,651	—	17,428	—	10,906	(6,590)	169,539	4.8
JNL/T. Rowe Price Value Fund - Class I	188,968	—	17,427	—	10,180	16,716	198,437	5.7
JNL/WCM Focused International Equity Fund - Class I	142,878	—	13,263	—	(3,067)	24,270	150,818	4.3
JNL/WMC Value Fund - Class I	71,916	—	22,325	—	11,778	(5,626)	55,743	1.6
	3,584,137	82,607	391,055	—	79,926	154,877	3,510,492	100.0
JNL/American Funds Growth Allocation Fund
American Funds Insurance Series - American Funds Mortgage Fund - Class 1	17,230	—	17,066	—	(109)	(55)	—	—
American Funds Insurance Series - American High-Income Trust - Class 1	78,497	249	78,345	—	(3,762)	3,361	—	—
	95,727	249	95,411	—	(3,871)	3,306	—	—
JNL/American Funds Moderate Growth Allocation Fund
American Funds Insurance Series - American High-Income Trust - Class 1	94,627	356	94,509	—	(3,568)	3,094	—	—
	94,627	356	94,509	—	(3,568)	3,094	—	—

JNL Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	—	33,192	32,978	10	—	—	214	0.1
JNL Government Money Market Fund, 3.63% - Class SL	25,383	477,835	481,866	312	—	—	21,352	4.5
	25,383	511,027	514,844	322	—	—	21,566	4.6

JNL Moderate ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	99	22,923	23,022	6	—	—	—	—
JNL Government Money Market Fund, 3.63% - Class SL	15,845	358,958	363,626	283	—	—	11,177	4.5
	15,944	381,881	386,648	289	—	—	11,177	4.5

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL Moderate Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	114	15,093	15,207	4	—	—	—	—
JNL Government Money Market Fund, 3.63% - Class SL	24,816	473,373	477,862	404	—	—	20,327	5.3
	24,930	488,466	493,069	408	—	—	20,327	5.3

JNL/Vanguard Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	1,276	25,928	27,204	8	—	—	—	—
JNL Government Money Market Fund, 3.63% - Class SL	79,268	1,376,491	1,356,002	1,435	—	—	99,757	4.6
	80,544	1,402,419	1,383,206	1,443	—	—	99,757	4.6

JNL/Vanguard Moderate ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	232	16,553	16,565	5	—	—	220	0.1
JNL Government Money Market Fund, 3.63% - Class SL	43,951	694,830	712,628	725	—	—	26,153	4.5
	44,183	711,383	729,193	730	—	—	26,373	4.6

JNL/Vanguard Moderate Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	1,558	22,973	24,531	7	—	—	—	—
JNL Government Money Market Fund, 3.63% - Class SL	25,219	925,458	896,359	1,009	—	—	54,318	5.3
	26,777	948,431	920,890	1,016	—	—	54,318	5.3

Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value under U.S. GAAP, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 72.4%
U.S. Treasury Note 35.9%
Treasury, United States Department of
4.38%, 07/15/27 - 05/15/36	19,140	19,168
2.75%, 07/31/27 - 08/15/32	8,695	8,225
3.88%, 07/31/27 - 08/15/34	44,120	43,505
2.25%, 08/15/27 - 11/15/27	3,425	3,348
3.75%, 08/15/27 - 02/28/33	19,220	18,880
0.50%, 08/31/27 - 10/31/27	3,855	3,676
3.13%, 08/31/27 - 11/15/28	5,625	5,512
3.63%, 08/31/27 - 09/30/31	26,895	26,396
3.38%, 09/15/27 - 05/15/33	12,015	11,673
0.38%, 09/30/27	3,210	3,064
3.50%, 09/30/27 - 02/15/33	33,635	32,980
4.13%, 09/30/27 - 02/15/36	37,250	37,048
0.63%, 11/30/27 - 08/15/30	9,100	8,012
4.00%, 12/15/27 - 11/15/35	35,915	35,498
4.25%, 01/15/28 - 08/15/35	26,850	26,777
0.75%, 01/31/28	1,310	1,242
1.13%, 02/29/28 - 02/15/31	9,945	9,073
3.38%, 02/29/28 (a)	2,325	2,296
1.25%, 03/31/28 - 08/15/31	7,435	6,702
2.88%, 05/15/28 - 05/15/32	8,632	8,198
1.00%, 07/31/28	1,835	1,720
4.63%, 09/30/28 - 02/15/35	12,285	12,454
1.38%, 10/31/28 - 12/31/28	7,710	7,222
4.88%, 10/31/28 - 10/31/30	2,525	2,575
1.75%, 01/31/29 - 11/15/29	4,025	3,730
2.63%, 02/15/29 - 07/31/29	5,080	4,886
2.38%, 03/31/29	3,420	3,262
4.50%, 05/31/29 - 11/15/33	4,070	4,111
3.25%, 06/30/29	410	400
1.63%, 08/15/29 - 05/15/31	5,120	4,592
1.50%, 02/15/30	3,925	3,576
0.88%, 11/15/30	4,905	4,260
3.88%, 04/30/31 (a)	2,310	2,277
1.88%, 02/15/32	6,455	5,696
		372,034
Mortgage-Backed Securities 23.5%
Federal Home Loan Mortgage Corporation
3.50%, 07/01/26 - 05/01/52	4,274	3,971
4.00%, 07/01/26 - 04/01/53	4,139	3,940
3.00%, 01/01/27 - 04/01/52	5,052	4,562
2.50%, 08/01/27 - 05/01/52	11,213	9,601
6.50%, 07/01/28 - 12/01/53	549	571
5.50%, 11/01/28 - 02/01/56	7,686	7,754
2.00%, 01/01/29 - 03/01/52	19,981	16,472
6.00%, 02/01/29 - 01/01/55	2,885	2,959
5.00%, 06/01/30 - 03/01/56	5,538	5,475
4.50%, 08/01/30 - 04/01/56	3,493	3,390
1.50%, 02/01/36 - 11/01/51	4,809	3,946
Federal National Mortgage Association, Inc.
4.00%, 07/01/26 - 09/01/52	6,125	5,850
3.50%, 08/01/26 - 06/01/52	7,867	7,307
3.00%, 11/01/26 - 03/01/52	13,243	11,897
2.50%, 03/01/27 - 05/01/52	21,777	18,540
2.00%, 09/01/28 - 06/01/52	29,812	24,525
4.50%, 06/01/29 - 12/01/55	2,921	2,851
5.00%, 09/01/29 - 12/01/55	6,310	6,246
6.00%, 11/01/31 - 10/01/55	4,958	5,104
5.50%, 01/01/32 - 12/01/55	7,283	7,358
6.50%, 07/01/32 - 12/01/38	76	80
1.50%, 09/01/35 - 09/01/51	5,933	4,923
7.00%, 12/01/35 - 06/01/55	431	455
TBA, 3.50%, 07/15/41 - 07/15/56 (b)	350	327
TBA, 4.00%, 07/15/41 (b)	450	437
TBA, 4.50%, 07/15/41 - 08/15/56 (b)	2,975	2,876
TBA, 5.00%, 07/15/41 - 08/15/56 (b)	5,748	5,667
TBA, 5.50%, 07/15/41 - 08/15/56 (b)	4,150	4,168
TBA, 6.00%, 07/15/41 - 08/15/56 (b)	6,750	6,896
TBA, 3.00%, 08/15/41 - 07/15/56 (b)	300	264
TBA, 1.50%, 07/15/56 (b)	50	38
TBA, 2.00%, 07/15/56 (b)	375	299
TBA, 2.50%, 07/15/56 (b)	200	167
TBA, 6.50%, 07/15/56 (b)	4,925	5,094
TBA, 7.00%, 07/15/56 (b)	650	686
Government National Mortgage Association
3.00%, 01/20/27 - 09/20/50	6,651	6,002
2.50%, 08/20/27 - 01/20/51	2,952	2,539
3.50%, 11/20/28 - 07/20/50	5,989	5,547
8.50%, 06/15/30	—	—
6.00%, 05/15/32 - 12/20/40	24	25
5.00%, 03/15/33 - 02/20/56	1,715	1,703
5.50%, 08/15/33 - 08/20/55	1,521	1,530
6.50%, 07/15/38	3	3
4.50%, 02/15/39 - 02/20/56	2,406	2,341
4.00%, 06/15/39 - 10/20/49	2,711	2,587
2.00%, 11/20/50 - 01/20/51	1,419	1,165
TBA, 2.00%, 07/15/56 (b)	1,175	963
TBA, 2.50%, 07/15/56 (b)	50	43
TBA, 4.00%, 07/15/56 - 08/15/56 (b)	1,000	928
TBA, 4.50%, 07/15/56 - 08/15/56 (b)	2,625	2,520
TBA, 5.00%, 07/15/56 - 08/15/56 (b)	6,900	6,802
TBA, 5.50%, 07/15/56 - 08/15/56 (b)	4,800	4,824
TBA, 6.00%, 07/15/56 (b)	3,825	3,903
TBA, 6.50%, 07/15/56 (b)	1,350	1,399
TBA, 7.00%, 07/15/56 (b)	275	283
Government National Mortgage Association II
2.00%, 03/20/51 - 05/20/52	6,757	5,542
2.50%, 04/20/51 - 07/20/52	6,690	5,719
3.00%, 11/20/51 - 06/20/52	380	337
3.50%, 04/20/52 - 09/20/52	129	117
4.50%, 07/20/52 - 05/20/53	462	447
4.00%, 09/20/52	297	279
5.50%, 07/20/53 - 05/20/54	1,396	1,412
5.00%, 08/20/53	313	310
		243,966
U.S. Treasury Bond 9.8%
Treasury, United States Department of
6.25%, 05/15/30	2,650	2,838
5.38%, 02/15/31	85	89
4.50%, 02/15/36 - 11/15/54	5,585	5,400
4.25%, 05/15/39 - 08/15/54	5,825	5,265
4.38%, 11/15/39 - 08/15/43	1,390	1,332
1.13%, 05/15/40 - 08/15/40	5,830	3,674
3.88%, 08/15/40 - 05/15/43	1,275	1,133
1.38%, 11/15/40 - 08/15/50	6,596	3,636
1.88%, 02/15/41 - 11/15/51	6,370	3,781
4.75%, 02/15/41 - 02/15/56	12,450	12,153
2.25%, 05/15/41 - 02/15/52	8,115	5,213
1.75%, 08/15/41	1,330	891
3.13%, 11/15/41 - 05/15/48	5,713	4,456
2.38%, 02/15/42 - 05/15/51	7,280	4,847
3.00%, 05/15/42 - 08/15/52	4,668	3,440
3.25%, 05/15/42	2,450	2,018
2.75%, 08/15/42 - 11/15/47	2,954	2,179
3.38%, 08/15/42 - 05/15/44	4,442	3,649
2.88%, 05/15/43 - 05/15/52	4,657	3,387
3.63%, 08/15/43 - 05/15/53	10,436	8,551
3.75%, 11/15/43	835	722
4.63%, 05/15/44 - 11/15/55	7,965	7,601
4.13%, 08/15/44 - 08/15/53	3,420	3,006
5.00%, 05/15/45 - 05/15/56	2,110	2,130
4.88%, 08/15/45	550	546
2.50%, 02/15/46 - 05/15/46	5,445	3,745
2.00%, 02/15/50 - 08/15/51	5,574	3,218
1.25%, 05/15/50	1,497	712
1.63%, 11/15/50	2,460	1,286
4.00%, 11/15/52	880	753
		101,651
Sovereign 1.3%
Aktiebolaget Svensk Exportkredit
4.13%, 06/14/28	300	299
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.55%, 03/14/37	250	273

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
5.88%, 08/08/54	200	198
3.60%, 01/15/72	300	191
Export Development Canada
4.75%, 06/05/34	400	409
Export-Import Bank of Korea, The
3.88%, 01/13/31	200	196
4.38%, 01/13/36	200	194
Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	127	127
4.13%, 11/20/45	200	172
5.10%, 06/18/50	100	93
4.98%, 04/20/55	100	90
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	400	396
5.00%, 05/07/29 - 04/27/51	500	436
8.30%, 08/15/31	300	347
4.75%, 04/27/32 - 03/08/44	856	734
5.63%, 09/22/35	200	195
6.13%, 02/09/38	200	197
4.60%, 01/23/46	250	193
6.40%, 05/07/54	200	188
5.75%, 10/12/10	400	327
Gouvernement de la Province de Quebec
3.63%, 04/13/28	300	297
Government of the Province of British Columbia
4.05%, 04/23/31 (a)	200	198
4.80%, 06/11/35	200	202
Government of the Province of Ontario
4.85%, 06/11/35	200	203
Government of The Republic of Korea
3.63%, 02/12/29	200	197
Government of the Republic of Panama
6.40%, 02/14/35	200	212
6.70%, 01/26/36	400	432
5.66%, 02/23/38	300	300
Korea Development Bank
3.75%, 01/28/29	200	197
Ministry of Defence State of Israel
2.75%, 07/03/30	400	367
3.38%, 01/15/50	200	133
4.50%, 04/03/20	300	219
Presidencia de la Republica de Chile
3.24%, 02/06/28	400	393
3.25%, 09/21/71	600	378
Republic of Indonesia, The Government of, The
2.85%, 02/14/30	600	560
4.30%, 04/16/31	300	293
5.35%, 02/11/49	200	190
Sandor-Palota
7.63%, 03/29/41	250	295
Segretariato Generale Della Presidenza Della Repubblica
5.38%, 06/15/33	200	207
The Philippines, Government of
9.50%, 02/02/30	400	463
1.65%, 06/10/31	300	260
6.38%, 01/15/32	500	538
5.25%, 05/14/34	200	200
3.70%, 03/01/41	300	243
5.95%, 10/13/47	200	203
Urzad Rady Ministrow
5.50%, 11/16/27 - 03/18/54	435	431
4.88%, 02/12/30	200	202
4.63%, 04/14/31	100	100
5.75%, 11/16/32	300	314
5.13%, 09/18/34	115	115
6.13%, 04/14/56	100	101
		13,698
Commercial Mortgage-Backed Securities 0.8%
Federal Home Loan Mortgage Corporation
Series A2-K082, REMIC, 3.92%, 09/25/28 (c)	750	741
Series A2-K087, REMIC, 3.77%, 12/25/28	482	474
Series A2-K092, REMIC, 3.30%, 04/25/29	400	388
Series A1-K099, REMIC, 2.26%, 06/25/29	212	204
Series A1-K106, REMIC, 1.78%, 10/25/29	211	200
Series A2-K103, REMIC, 2.65%, 11/25/29	300	283
Series A2-K117, REMIC, 1.41%, 08/25/30	500	444
Series A2-K126, REMIC, 2.07%, 01/25/31	400	362
Series AM-K138, REMIC, 1.89%, 01/25/32	300	259
Series A2-K145, REMIC, 2.58%, 05/25/32	400	361
Series A2-K761, REMIC, 4.40%, 06/25/32 (c)	100	99
Series K-A2-157, REMIC, 4.20%, 05/25/33	150	146
Series K-A2-158, REMIC, 4.05%, 07/25/33	100	97
Series K-A2-1516, REMIC, 1.72%, 05/25/35	750	591
Series K-A2-171, REMIC, 4.40%, 06/25/35 (c)	75	74
Series K-A2-173, REMIC, 4.60%, 09/25/35 (c)	150	149
Series K-A2-1521, REMIC, 2.18%, 08/25/36	750	597
Federal National Mortgage Association, Inc.
Series 2018-A2-M1, REMIC, 3.08%, 12/25/27 (c)	292	287
Series 2018-A2-M14, REMIC, 3.70%, 08/25/28 (c)	450	442
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	262	255
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	463	444
Series 2020-A2-M1, REMIC, 2.44%, 10/25/29	200	189
Series 2020-A2-M8, REMIC, 1.82%, 02/25/30	269	247
Series 2020-A2-M14, REMIC, 1.78%, 05/25/30	297	270
Series 2022-A2-M1, REMIC, 1.73%, 10/25/31 (c)	300	261
		7,864
Municipal 0.6%
Bay Area Toll Authority
6.26%, 04/01/49	200	208
California, State of
3.50%, 04/01/28	80	79
6.00%, 03/01/33	100	107
7.55%, 04/01/39	300	356
Chicago Transit Authority
6.90%, 12/01/40	176	195
Commonwealth of Massachusetts
4.91%, 05/01/29	300	302
Connecticut, State of
5.85%, 03/15/32	125	131
County of Cook
6.23%, 11/15/34	100	105
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	195	215
Dallas County Hospital District
5.62%, 08/15/44	300	302
Dallas Independent School District
6.45%, 02/15/35	300	306
Florida Department of Management Services
1.71%, 07/01/27	300	293
Maryland Economic Development Corporation
5.43%, 05/31/56	200	196
Municipal Electric Authority of Georgia
7.06%, 04/01/57	182	201
New Jersey Economic Development Authority
7.43%, 02/15/29	148	154
New Jersey Turnpike Authority
7.10%, 01/01/41	250	285
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	237
New York, City of
5.83%, 10/01/53	200	203
Pennsylvania Turnpike Commission
5.51%, 12/01/45	300	300
Port Authority of New York And New Jersey, The
6.04%, 12/01/29	200	211
Rector & Visitors of The University of Virginia
2.26%, 09/01/50	300	172
San Diego County Water Authority
6.14%, 05/01/49	255	261
State of Illinois
7.35%, 07/01/35	286	305
Texas A&M University
3.66%, 07/01/47	100	82

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Texas, State of
5.52%, 04/01/39	187	190
Transportation, Texas Department of
5.18%, 04/01/30	400	408
University of Pittsburgh-Of The Commonwealth System of Higher Education
3.56%, 09/15/19	300	183
		5,987
U.S. Government Agency Obligations 0.5%
Federal Farm Credit Banks Funding Corporation
1.10%, 08/10/29 (d)	500	455
1.23%, 09/10/29 (d)	500	455
1.65%, 07/23/35 (d)	225	175
Federal Home Loan Mortgage Corporation
6.75%, 09/15/29 - 03/15/31 (d)	1,680	1,833
6.25%, 07/15/32 (d)	205	226
Federal National Mortgage Association, Inc.
7.25%, 05/15/30 (d)	540	597
6.63%, 11/15/30 (d)	331	362
FHLBanks Office of Finance
3.25%, 11/16/28 (d)	550	540
5.50%, 07/15/36 (d)	400	431
Tennessee Valley Authority
5.25%, 09/15/39 (a) (d)	200	208
5.38%, 04/01/56 (d)	300	302
		5,584
Total Government And Agency Obligations (cost $794,809)		750,784
CORPORATE BONDS AND NOTES 25.7%
Financials 8.9%
AerCap Ireland Capital Designated Activity Company
3.88%, 01/23/28	300	296
4.13%, 02/28/29	300	296
Ally Financial Inc.
6.99%, 06/13/29	200	207
6.85%, 01/03/30	200	208
American Express Company
4.73%, 04/25/29	300	301
4.35%, 07/20/29	400	398
4.46%, 02/10/32	200	197
4.05%, 12/03/42	200	169
American Honda Finance Corporation
4.55%, 07/09/27	400	400
5.65%, 11/15/28	50	51
5.05%, 07/10/31	400	402
American International Group, Inc.
4.75%, 04/01/48	60	53
4.38%, 06/30/50	350	290
Ameriprise Financial, Inc.
5.15%, 05/15/33	100	101
Aon Corporation
3.75%, 05/02/29	300	293
2.80%, 05/15/30	350	326
Apollo Global Management, Inc.
5.15%, 08/12/35	300	291
6.00%, 12/15/54	100	97
Ares Capital Corporation
5.25%, 04/12/31	300	292
Arthur J. Gallagher & Co.
4.60%, 12/15/27	200	200
3.50%, 05/20/51	45	31
Asian Development Bank
2.38%, 08/10/27	300	294
4.38%, 01/14/28	300	301
2.75%, 01/19/28	400	392
6.38%, 10/01/28	210	218
1.88%, 01/24/30	200	185
4.00%, 01/12/33	300	293
Asian Infrastructure Investment Bank
3.88%, 04/22/31	200	197
4.25%, 03/13/34	300	297
4.50%, 05/21/35	200	202
Assured Guaranty US Holdings Inc.
6.13%, 09/15/28	300	308
Athene Holding Ltd
3.95%, 05/25/51	300	206
Australia and New Zealand Banking Group Limited
4.62%, 12/16/29	400	403
Banco De Desarrollo Para America Latina
4.13%, 01/07/28	400	399
Banco Santander, S.A.
3.80%, 02/23/28	200	197
5.54%, 03/14/30	200	204
4.55%, 11/06/30	400	394
Bank of America Corporation
3.59%, 07/21/28	350	347
4.98%, 01/24/29	90	90
3.97%, 03/05/29	150	148
4.27%, 07/23/29	170	169
3.19%, 07/23/30	300	287
2.88%, 10/22/30	400	377
5.16%, 01/24/31	100	101
2.50%, 02/13/31	185	171
2.59%, 04/29/31	250	231
1.90%, 07/23/31	150	134
1.92%, 10/24/31	300	266
2.69%, 04/22/32	255	231
4.70%, 04/23/32	200	198
2.30%, 07/21/32	200	177
2.57%, 10/20/32	300	267
2.97%, 02/04/33 - 07/21/52	500	400
5.87%, 09/15/34	250	261
5.51%, 01/24/36	130	133
5.74%, 02/12/36	300	306
5.46%, 05/09/36	200	204
5.05%, 02/06/37	200	197
3.85%, 03/08/37	200	186
5.49%, 04/23/37	200	199
4.24%, 04/24/38	120	110
4.44%, 01/20/48	120	102
3.95%, 01/23/49	75	59
4.33%, 03/15/50	300	248
2.83%, 10/24/51	200	126
3.48%, 03/13/52	55	39
Bank of Montreal
4.70%, 09/14/27	100	100
4.06%, 09/22/28	200	199
Banque Developpt Conseil Europe 9
3.63%, 05/08/28	200	198
4.00%, 05/21/29	400	398
4.50%, 01/15/30	200	202
Barclays PLC
4.84%, 05/09/28	300	300
4.48%, 11/11/29	200	199
2.89%, 11/24/32	200	179
6.22%, 05/09/34	300	315
5.86%, 08/11/46	300	300
6.04%, 03/12/55	200	208
Barings BDC, Inc.
7.00%, 02/15/29	300	305
Berkshire Hathaway Finance Corporation
4.30%, 05/15/43	200	177
4.20%, 08/15/48	135	110
2.85%, 10/15/50	200	127
BGC Group, Inc.
6.15%, 04/02/30	200	204
BlackRock Finance, Inc.
2.40%, 04/30/30	200	185
Blackstone Private Credit Strategies LLC
5.60%, 11/22/29	200	197
Blackstone Secured Lending Fund
5.88%, 11/15/27	300	302
5.35%, 04/13/28	300	299
Blue Owl Credit Income Corp.
7.95%, 06/13/28	200	207
6.60%, 09/15/29	300	302
Brookfield Capital Finance LLC
6.09%, 06/14/33	200	210

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Brookfield Financial, Inc.
3.90%, 01/25/28	150	148
Brown & Brown, Inc.
4.70%, 06/23/28	300	300
Canadian Imperial Bank of Commerce
4.28%, 01/29/30	400	395
Capital One Financial Corporation
6.38%, 06/08/34	400	423
5.20%, 09/11/36	200	195
5.40%, 01/30/37	200	197
Carlyle Secured Lending, Inc.
6.75%, 02/18/30	300	302
Caterpillar Financial Services Corporation
4.60%, 11/15/27	300	301
4.20%, 05/15/28	100	100
Charles Schwab Corporation, The
1.65%, 03/11/31	300	262
6.14%, 08/24/34	200	212
5.49%, 05/21/37	400	406
Chubb Ina Holdings LLC
1.38%, 09/15/30	400	351
4.35%, 11/03/45	150	129
Cincinnati Financial Corporation
6.13%, 11/01/34	100	105
Citigroup Inc.
3.67%, 07/24/28	450	446
4.13%, 07/25/28	250	247
4.08%, 04/23/29	115	114
6.63%, 06/15/32	300	326
3.06%, 01/25/33	300	272
3.79%, 03/17/33	200	188
6.27%, 11/17/33	300	320
5.59%, 11/19/34	300	304
5.83%, 02/13/35	95	97
5.33%, 03/27/36	300	302
5.88%, 01/30/42	489	506
4.75%, 05/18/46	200	171
Citizens Financial Group, Inc.
2.64%, 09/30/32	300	257
Commonwealth Bank of Australia
4.42%, 03/14/28	250	250
Cooperatieve Rabobank U.A.
3.96%, 10/17/28	300	297
Corebridge Financial, Inc.
3.90%, 04/05/32	200	188
4.40%, 04/05/52	200	160
Deutsche Bank Aktiengesellschaft
3.73%, 01/14/32	400	373
Discover Bank
2.70%, 02/06/30	250	233
Equitable Holdings, Inc.
4.35%, 04/20/28	29	29
5.59%, 01/11/33	300	306
5.00%, 04/20/48	68	59
European Bank for Reconstruction and Development
4.25%, 03/13/34	300	297
European Investment Bank. The
3.88%, 03/15/28	210	209
3.75%, 05/15/29	100	99
4.75%, 06/15/29	400	407
4.38%, 10/10/31 - 08/16/33	700	704
4.25%, 08/16/32 - 02/08/36	800	795
4.13%, 02/13/34	500	493
Fairfax Financial Holdings Limited
6.35%, 03/22/54	200	204
Fidelity National Information Services, Inc.
4.55%, 03/10/29	200	198
Fifth Third Bancorp
8.25%, 03/01/38	300	366
First Citizens BancShares, Inc.
5.23%, 03/12/31	200	199
Fiserv, Inc.
3.50%, 07/01/29	190	182
4.75%, 03/15/30	150	149
4.55%, 02/15/31	200	195
Ford Motor Credit Company LLC
4.00%, 11/13/30	300	282
5.42%, 04/09/31	300	298
General Motors Financial Company, Inc.
2.40%, 04/10/28	300	288
5.80%, 01/07/29	300	307
2.35%, 01/08/31	400	358
2.70%, 06/10/31	400	360
5.45%, 09/06/34	300	300
Global Payments Inc.
5.40%, 03/15/33	200	196
5.55%, 11/15/35	300	291
Goldman Sachs BDC, Inc.
5.10%, 01/28/29	300	293
Goldman Sachs Group, Inc., The
3.81%, 04/23/29	150	148
4.15%, 10/21/29	200	197
5.21%, 01/28/31	100	101
4.37%, 10/21/31	300	293
2.62%, 04/22/32	205	184
2.38%, 07/21/32	200	177
2.65%, 10/21/32	160	142
3.10%, 02/24/33	300	272
5.02%, 10/23/35	300	295
5.54%, 01/28/36	110	112
5.07%, 01/21/37	155	151
6.75%, 10/01/37	350	382
4.41%, 04/23/39	90	81
3.21%, 04/22/42	125	94
4.75%, 10/21/45	230	203
5.56%, 11/19/45	300	292
5.54%, 01/21/47	200	193
5.73%, 01/28/56	110	108
Golub Capital Private Credit Fund
5.45%, 08/15/28	400	395
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	200	205
Hartford Insurance Group, Inc., The
6.10%, 10/01/41	75	79
HSBC Holdings PLC
5.21%, 08/11/28	300	302
2.21%, 08/17/29	400	379
4.71%, 05/12/30	200	199
3.97%, 05/22/30	300	293
5.40%, 08/11/33	500	506
6.25%, 03/09/34	200	212
6.55%, 06/20/34	200	213
7.40%, 11/13/34	250	278
5.13%, 11/06/36	400	393
Huntington Bancshares Incorporated
6.21%, 08/21/29	300	309
ING Groep N.V.
4.25%, 03/28/33	200	193
5.53%, 03/25/36	300	305
Inter-American Development Bank
4.00%, 01/12/28	300	299
4.50%, 02/15/30	200	202
3.75%, 06/14/30	200	197
1.13%, 01/13/31	300	262
4.25%, 08/11/31	400	401
3.50%, 04/12/33	95	90
4.38%, 07/16/35 - 01/24/44	600	592
Inter-American Investment Corporation
4.25%, 02/14/29	400	400
Intercontinental Exchange, Inc.
2.10%, 06/15/30	400	363
4.60%, 03/15/33	250	245
4.25%, 09/21/48	75	62
3.00%, 09/15/60	85	50
International Bank for Reconstruction and Development
2.50%, 11/22/27 - 03/29/32	1,300	1,251
1.38%, 04/20/28	300	286
3.50%, 07/12/28	205	202

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
3.88%, 02/14/30	210	208
4.00%, 01/10/31	500	496
1.25%, 02/10/31	195	171
4.50%, 04/10/31 - 05/20/36	700	706
4.63%, 01/15/32	220	224
4.75%, 11/14/33	200	205
Japan Bank For International Cooperation
2.00%, 10/17/29	400	371
Jefferies Group LLC
4.15%, 01/23/30	150	145
John Deere Capital Corporation
3.45%, 03/07/29	115	112
1.45%, 01/15/31	200	175
4.40%, 09/08/31	300	297
JPMorgan Chase & Co.
4.85%, 07/25/28	150	150
3.51%, 01/23/29	200	197
4.92%, 01/24/29	100	100
4.01%, 04/23/29	150	148
4.20%, 07/23/29	640	634
2.74%, 10/15/30	220	207
5.14%, 01/24/31	90	91
2.52%, 04/22/31	405	373
2.96%, 05/13/31	350	327
1.76%, 11/19/31	85	75
2.58%, 04/22/32	200	180
2.96%, 01/25/33	300	272
4.91%, 07/25/33	200	200
5.72%, 09/14/33	100	103
5.35%, 06/01/34	500	508
5.34%, 01/23/35	250	254
5.77%, 04/22/35	115	120
5.29%, 07/22/35	200	202
5.50%, 01/24/36	100	102
5.15%, 04/23/37	200	199
4.85%, 02/01/44	300	278
3.96%, 11/15/48	200	157
3.90%, 01/23/49	105	82
3.11%, 04/22/51	370	248
3.33%, 04/22/52	195	135
KfW
3.75%, 02/15/28	300	298
4.13%, 07/22/31 (a)	500	498
4.13%, 07/15/33	700	686
0.00%, 06/29/37 (e)	774	473
Landwirtschaftliche Rentenbank
2.50%, 11/15/27	400	391
3.88%, 06/14/28	200	199
Lazard Group LLC
4.38%, 03/11/29	300	296
Lloyds Banking Group PLC
4.82%, 06/13/29	300	300
5.67%, 02/10/47	200	197
4.34%, 01/09/48	250	205
Manufacturers and Traders Trust Company
4.76%, 07/06/28	300	300
Marex Group PLC
5.83%, 05/08/28	300	302
Markel Group Inc.
4.15%, 09/17/50	300	231
6.00%, 05/16/54	200	199
Marsh & Mclennan Companies, Inc.
5.15%, 03/15/34	250	252
4.90%, 03/15/49	65	58
5.45%, 03/15/53	100	95
MasterCard Incorporated
4.85%, 03/09/33	100	101
3.85%, 03/26/50	300	232
MetLife, Inc.
5.70%, 06/15/35	100	104
6.40%, 12/15/36	100	102
5.25%, 01/15/54 (a)	300	280
Mitsubishi UFJ Financial Group, Inc.
5.02%, 07/20/28	300	301
5.35%, 09/13/28	300	303
4.32%, 04/19/33	300	289
5.41%, 04/19/34 (a)	200	204
5.19%, 09/12/36	200	198
Mizuho Financial Group, Inc.
4.02%, 03/05/28	500	496
2.20%, 07/10/31	200	180
5.42%, 05/13/36	200	202
Moody's Corporation
2.00%, 08/19/31 (a)	400	352
Morgan Stanley
5.12%, 02/01/29	300	302
4.13%, 10/18/29	300	296
4.24%, 01/09/30	300	296
4.56%, 04/10/30	100	99
2.70%, 01/22/31	435	404
2.24%, 07/21/32	200	175
2.51%, 10/20/32	130	115
2.94%, 01/21/33	600	540
4.89%, 07/20/33	500	496
6.34%, 10/18/33	130	139
5.47%, 01/18/35	250	254
5.66%, 04/17/36	300	308
4.89%, 10/22/36	300	290
5.07%, 01/30/37	200	196
5.30%, 04/10/37	200	199
5.94%, 02/07/39	250	258
3.22%, 04/22/42	110	84
4.38%, 01/22/47	200	168
Morgan Stanley Bank, N.A.
4.79%, 05/10/30	500	500
Morgan Stanley Private Bank, National Association
4.47%, 07/06/28	300	300
4.20%, 11/17/28	400	398
4.73%, 07/18/31	300	299
Nasdaq, Inc.
1.65%, 01/15/31 (f)	300	263
2.50%, 12/21/40 (f)	100	70
National Australia Bank Limited
3.85%, 12/13/28	300	296
National Rural Utilities Cooperative Finance Corporation
4.75%, 02/07/28	200	201
5.15%, 06/15/29	200	203
NatWest Group PLC
5.81%, 09/13/29	200	204
Nomura Holdings, Inc.
5.78%, 07/03/34	300	309
Oesterreichische Kontrollbank Aktiengesellschaft
3.75%, 01/15/31	500	488
PACCAR Financial Corp.
4.60%, 01/10/28	250	251
4.00%, 08/08/28	200	199
PayPal Holdings, Inc.
2.85%, 10/01/29	100	94
3.25%, 06/01/50	200	129
PNC Financial Services Group, Inc., The
3.45%, 04/23/29	200	195
4.81%, 10/21/32	400	398
5.68%, 01/22/35	250	258
5.37%, 07/21/36 (a)	300	303
Principal Financial Group, Inc.
5.38%, 03/15/33	200	204
5.50%, 03/15/53	100	96
Progressive Corporation, The
4.35%, 04/25/44	200	170
4.13%, 04/15/47	50	40
Prudential Financial, Inc.
3.91%, 12/07/47	313	239
3.70%, 03/13/51	150	108
Royal Bank of Canada
4.52%, 10/18/28	400	400
3.88%, 05/04/32	300	287
5.00%, 02/01/33	150	151
S&P Global Inc.
4.75%, 08/01/28	100	100

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
2.90%, 03/01/32	200	181
Santander Holdings USA, Inc.
6.50%, 03/09/29	200	205
5.47%, 03/20/29	300	303
5.04%, 06/05/30	200	200
5.22%, 06/05/32	200	199
Southstate Corporation
7.00%, 06/13/35	200	206
State Street Corporation
4.53%, 02/20/29	200	200
4.68%, 10/22/32	500	497
5.16%, 05/18/34	300	303
3.03%, 11/01/34	230	216
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/28	300	305
3.54%, 01/17/28	200	197
3.04%, 07/16/29	300	285
5.56%, 07/09/34	300	308
5.80%, 07/08/46	200	196
Synchrony Bank
5.63%, 08/23/27 (g)	400	404
Toronto-Dominion Bank, The
4.11%, 10/13/28	250	247
4.36%, 04/23/29 (a)	100	99
4.41%, 01/13/31	300	297
3.20%, 03/10/32	200	184
4.93%, 10/15/35	300	295
Toyota Motor Credit Corporation
4.05%, 09/05/28	200	199
2.15%, 02/13/30	500	460
1.65%, 01/10/31	100	88
4.70%, 01/12/33	100	100
Travelers Companies, Inc., The
6.38%, 03/15/33	200	220
4.00%, 05/30/47	100	80
Truist Financial Corporation
7.16%, 10/30/29	400	421
5.71%, 01/24/35	250	258
U.S. Bancorp
4.65%, 02/01/29	500	500
1.38%, 07/22/30	100	88
5.42%, 02/12/36 (a)	200	204
5.72%, 05/20/41	200	202
UBS Group AG
4.88%, 05/15/45	350	318
Unum Group
4.50%, 12/15/49	300	239
Visa Inc.
4.10%, 02/12/31	200	198
1.10%, 02/15/31	300	259
2.70%, 04/15/40	200	152
3.65%, 09/15/47	45	35
Wells Fargo & Company
4.15%, 01/24/29	130	129
4.08%, 09/15/29	200	197
2.57%, 02/11/31	360	333
5.15%, 04/23/31	300	303
4.84%, 05/20/32	200	200
4.90%, 07/25/33	400	397
5.50%, 01/23/35	250	255
4.96%, 01/23/37	200	195
3.07%, 04/30/41	150	115
5.61%, 01/15/44	350	338
4.90%, 11/17/45	250	219
4.75%, 12/07/46	200	170
5.43%, 01/23/47	300	288
4.61%, 04/25/53	250	210
Westpac Banking Corporation
4.15%, 05/11/28	250	249
5.54%, 11/17/28	200	205
4.45%, 06/12/31	500	496
4.11%, 07/24/34 (h)	250	244
5.62%, 11/20/35 (h)	300	302
3.02%, 11/18/36	85	76
4.42%, 07/24/39 (h)	50	45
Willis North America Inc.
3.88%, 09/15/49	300	225
		92,792
Health Care 2.6%
Abbott Laboratories
1.40%, 06/30/30	100	89
6.00%, 04/01/39	100	107
4.75%, 04/15/43	200	184
AbbVie Inc.
4.65%, 03/15/28	200	201
4.25%, 11/14/28	100	100
3.20%, 11/21/29	350	335
4.05%, 11/21/39	400	352
4.45%, 05/14/46	140	120
4.88%, 11/14/48	100	90
5.40%, 03/15/54	300	288
Aetna Inc.
6.63%, 06/15/36	150	164
Amgen Inc.
2.45%, 02/21/30	80	74
5.25%, 03/02/30	400	407
2.30%, 02/25/31	350	315
3.15%, 02/21/40	265	206
3.38%, 02/21/50	265	187
3.00%, 01/15/52	200	129
5.65%, 02/19/56	200	195
AstraZeneca Finance LLC
4.90%, 03/03/30	200	203
5.00%, 02/26/34	250	252
AstraZeneca PLC
1.38%, 08/06/30	80	71
4.38%, 11/16/45 - 08/17/48	130	113
Baxalta Incorporated
5.25%, 06/23/45	60	56
Baxter International Inc.
2.54%, 02/01/32	100	86
Biogen Inc.
6.45%, 05/15/55	200	214
Bristol-Myers Squibb Company
1.45%, 11/13/30	90	79
2.95%, 03/15/32	85	78
4.13%, 06/15/39	100	89
3.55%, 03/15/42	60	48
4.35%, 11/15/47	70	58
4.55%, 02/20/48	70	60
4.25%, 10/26/49	190	154
2.55%, 11/13/50	85	50
5.55%, 02/22/54	135	132
Cardinal Health, Inc.
5.00%, 11/15/29	300	303
Cencora, Inc.
5.15%, 02/15/35	200	200
Cigna Group, The
4.38%, 10/15/28	210	209
4.88%, 09/15/32	500	499
4.80%, 08/15/38	320	303
3.88%, 10/15/47	60	46
4.90%, 12/15/48	160	141
CommonSpirit Health
4.35%, 09/01/30	300	294
5.58%, 09/01/45	250	243
Cottage Health
3.30%, 11/01/49	300	207
CVS Health Corporation
4.30%, 03/25/28	300	298
5.40%, 06/01/29	300	306
3.25%, 08/15/29	300	287
1.75%, 08/21/30	95	84
6.00%, 06/01/44	300	303
5.13%, 07/20/45	200	181
5.05%, 03/25/48	470	415
Elevance Health, Inc.
2.25%, 05/15/30	350	320
4.38%, 12/01/47	80	66

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
3.60%, 03/15/51	70	50
Eli Lilly and Company
4.55%, 02/12/28	200	201
3.38%, 03/15/29	250	244
4.15%, 05/20/29	300	298
4.90%, 02/12/32	200	203
4.70%, 02/09/34	250	248
4.85%, 05/20/36	200	198
2.50%, 09/15/60	300	164
5.60%, 02/12/65	200	198
5.70%, 05/20/66	200	201
GE HealthCare Technologies Inc.
5.65%, 11/15/27	130	132
4.80%, 08/14/29	150	151
5.91%, 11/22/32	100	105
Gilead Sciences, Inc.
4.40%, 05/20/29	100	100
1.65%, 10/01/30	400	355
2.60%, 10/01/40	100	73
4.15%, 03/01/47	150	123
5.60%, 11/15/64	150	148
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	120	119
HCA Inc.
4.13%, 06/15/29	100	98
5.45%, 09/15/34	200	202
5.13%, 06/15/39	50	48
5.50%, 06/15/47	300	279
5.25%, 06/15/49	100	90
5.90%, 06/01/53	200	195
6.20%, 03/01/55	200	203
5.70%, 11/15/55	300	286
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52	200	152
Humana Inc.
5.38%, 04/15/31	200	203
5.95%, 03/15/34	250	259
5.75%, 04/15/54	200	188
Johnson & Johnson
4.80%, 06/01/29	300	305
4.70%, 03/01/30	200	203
3.63%, 03/03/37	100	90
5.95%, 08/15/37	250	274
3.50%, 01/15/48	50	38
2.45%, 09/01/60	200	109
McKesson Corporation
5.10%, 07/15/33	200	203
MedStar Health, Inc.
3.63%, 08/15/49	200	147
Medtronic Global Holdings S.C.A.
4.50%, 03/30/33	100	98
Medtronic, Inc.
4.63%, 03/15/45	284	255
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	120
4.20%, 07/01/55	250	202
Merck & Co., Inc.
3.85%, 09/15/27	500	498
4.30%, 05/22/28	100	100
4.95%, 05/22/33	200	201
3.90%, 03/07/39	50	44
2.35%, 06/24/40	55	39
4.00%, 03/07/49	80	64
2.45%, 06/24/50	70	41
5.70%, 09/15/55	500	503
5.85%, 05/22/56	200	205
5.15%, 05/17/63	100	91
Mylan II B.V.
5.25%, 06/15/46	85	72
New York and Presbyterian Hospital, The
4.06%, 08/01/56	150	117
Northwell Health, Inc.
3.98%, 11/01/46	300	237
Novartis Capital Corporation
3.90%, 11/05/28	400	396
2.20%, 08/14/30	95	87
4.40%, 05/06/44	200	176
2.75%, 08/14/50	65	41
Pfizer Inc.
6.60%, 12/01/28 (i)	50	52
4.20%, 09/15/48	50	41
4.00%, 03/15/49	65	51
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/30	300	301
5.30%, 05/19/53	400	376
5.34%, 05/19/63	300	276
Providence St. Joseph Health
3.74%, 10/01/47	350	263
Smith & Nephew PLC
5.40%, 03/20/34	200	202
Stryker Corporation
4.85%, 12/08/28	200	201
4.10%, 04/01/43	200	167
Thermo Fisher Scientific Inc.
4.47%, 10/07/32	300	295
4.89%, 10/07/37	300	295
5.30%, 02/01/44	200	195
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	203
UnitedHealth Group Incorporated
5.25%, 02/15/28	200	203
3.88%, 12/15/28	200	197
4.25%, 01/15/29 - 06/15/48	180	164
5.30%, 02/15/30	200	205
4.90%, 04/15/31	200	202
2.30%, 05/15/31	80	72
4.95%, 01/15/32	400	403
4.20%, 05/15/32 - 01/15/47	400	365
5.35%, 02/15/33	200	205
5.80%, 03/15/36	150	158
3.50%, 08/15/39	250	206
3.05%, 05/15/41	80	60
3.75%, 10/15/47	60	45
4.45%, 12/15/48	60	50
5.88%, 02/15/53	100	101
6.05%, 02/15/63	100	102
Viatris Inc.
2.70%, 06/22/30	90	82
3.85%, 06/22/40	80	63
4.00%, 06/22/50	110	76
Wyeth LLC
5.95%, 04/01/37	250	266
Zoetis Inc.
2.00%, 05/15/30	200	181
5.60%, 11/16/32	200	208
		26,993
Utilities 2.6%
AEP Texas Inc.
3.45%, 01/15/50	10	7
AEP Transmission Company, LLC
5.40%, 03/15/53	100	96
Alabama Power Company
6.00%, 03/01/39	250	265
3.70%, 12/01/47	200	150
3.13%, 07/15/51	200	132
Ameren Corporation
5.00%, 01/15/29	200	202
American Water Capital Corp.
5.15%, 03/01/34	250	253
3.75%, 09/01/47	100	76
Appalachian Power Company
5.65%, 04/01/34	200	206
Arizona Public Service Company
4.50%, 04/01/42	100	87
Atmos Energy Corporation
1.50%, 01/15/31	300	262
5.90%, 11/15/33	100	106
6.20%, 11/15/53	200	213

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Baltimore Gas and Electric Company
2.25%, 06/15/31 (a)	300	267
Basin Electric Power Cooperative
5.85%, 10/15/55	300	299
Berkshire Hathaway Energy Company
3.25%, 04/15/28	200	196
6.13%, 04/01/36	400	427
3.80%, 07/15/48	100	75
CenterPoint Energy Houston Electric, LLC
4.45%, 10/01/32	100	98
CenterPoint Energy, Inc.
5.95%, 04/01/56	300	299
CMS Energy Corporation
4.75%, 06/01/50	300	294
Commonwealth Edison Company
5.65%, 06/01/54	200	197
5.95%, 06/01/55	200	204
Consolidated Edison Company of New York, Inc.
5.50%, 03/15/34	100	103
5.38%, 05/15/34	300	307
5.13%, 03/15/35	150	150
5.70%, 06/15/40	100	102
3.88%, 06/15/47	300	230
Constellation Energy Generation, LLC
5.75%, 03/15/54	200	197
Consumers Energy Company
4.63%, 05/15/33	300	296
Dominion Energy, Inc.
4.60%, 05/15/28	300	300
3.38%, 04/01/30	250	239
5.00%, 06/15/30	200	202
5.35%, 06/15/36	300	300
6.88%, 02/01/55	300	310
6.20%, 02/15/56	200	201
DTE Electric Company
2.63%, 03/01/31 (a)	250	229
5.85%, 05/15/55	200	203
Duke Energy Corporation
2.45%, 02/01/30 - 06/01/30	550	509
5.15%, 06/15/36	300	300
5.30%, 02/15/40	300	298
3.20%, 08/15/49	250	169
5.75%, 06/15/56	200	200
Duke Energy Florida, LLC
3.40%, 10/01/46	60	43
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	266
5.90%, 05/15/55	200	202
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/37	100	86
Duke Energy Progress, LLC
5.05%, 03/15/35	200	200
4.20%, 08/15/45	250	206
5.35%, 03/15/53	100	94
Edison International
6.95%, 11/15/29	200	209
Entergy Utility Assets, LLC
5.35%, 03/15/34	200	205
5.15%, 09/15/34	150	152
Entergy Utility Enterprises, Inc.
5.00%, 09/01/33	400	401
Evergy Kansas Central, Inc.
4.70%, 03/13/28	200	200
Eversource Energy
3.30%, 01/15/28	200	196
4.45%, 12/15/30	300	295
Exelon Corporation
4.95%, 06/15/35 - 03/15/36	350	340
5.88%, 03/15/55	200	198
Florida Power & Light Company
5.05%, 04/01/28	100	101
3.70%, 12/01/47	40	30
4.13%, 06/01/48	300	242
5.70%, 03/15/55	200	199
Iberdrola International B.V.
6.75%, 07/15/36	150	168
Idaho Power Company
5.70%, 03/15/55	200	200
Indiana Michigan Power Company
5.60%, 03/15/56	100	97
Jersey Central Power & Light Company
4.15%, 01/15/29	200	198
Kentucky Utilities Company
5.13%, 11/01/40	150	145
MidAmerican Energy Company
6.75%, 12/30/31	50	55
3.15%, 04/15/50	125	84
National Fuel Gas Company
3.95%, 09/15/27 (f)	301	298
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/28	200	201
5.00%, 02/28/30	200	202
2.25%, 06/01/30	400	365
5.05%, 02/28/33	200	201
5.25%, 02/28/53	200	182
5.85%, 03/01/56	100	98
6.00%, 10/01/56	300	300
NiSource Inc.
5.25%, 03/30/28	100	101
1.70%, 02/15/31	500	436
Northern States Power Company
5.10%, 05/15/53	200	183
NorthWestern Corporation
4.18%, 11/15/44	150	124
NSTAR Electric Company
4.95%, 09/15/52	100	89
Ohio Power Company
2.60%, 04/01/30	200	186
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	154
5.25%, 09/30/40	200	195
3.80%, 09/30/47	200	152
One Gas, Inc.
5.10%, 04/01/29	200	203
Pacific Gas and Electric Company
4.55%, 07/01/30 (a)	235	231
6.95%, 03/15/34	200	218
5.20%, 05/01/36	100	97
5.60%, 08/15/36	300	300
4.50%, 07/01/40	240	207
3.50%, 08/01/50	105	70
6.10%, 10/15/55	300	291
6.00%, 05/01/56	100	96
6.30%, 08/15/56	200	199
PacifiCorp
6.25%, 10/15/37	200	210
5.50%, 05/15/54	200	183
PECO Energy Company
2.85%, 09/15/51	250	155
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/36	200	193
5.21%, 12/01/47	100	95
5.10%, 06/01/52	225	208
PPL Capital Funding, Inc.
4.13%, 04/15/30	250	245
PPL Electric Utilities Corporation
3.00%, 10/01/49	250	164
Progress Energy, Inc.
7.75%, 03/01/31	300	335
Public Service Company of Colorado
5.85%, 05/15/55	200	201
Public Service Electric And Gas Company
2.05%, 08/01/50	300	161
5.30%, 08/01/54	200	190
Public Service Enterprise Group Incorporated
1.60%, 08/15/30	200	176
Puget Sound Energy, Inc.
5.76%, 10/01/39	200	205
3.25%, 09/15/49	170	116

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
San Diego Gas & Electric Company
1.70%, 10/01/30	200	177
5.55%, 04/15/54	200	192
Sempra
5.50%, 08/01/33	200	206
4.00%, 02/01/48	50	38
Southern California Edison Company
5.95%, 11/01/32 - 02/01/38	400	414
6.00%, 01/15/34	75	78
5.63%, 02/01/36	195	195
4.05%, 03/15/42	200	158
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	167
3.15%, 09/30/51	200	132
Southern Power Company
4.25%, 10/01/30	250	246
Southwest Gas Corporation
5.45%, 03/23/28	100	101
System Energy Resources, Inc.
6.00%, 04/15/28	100	102
5.30%, 12/15/34	200	200
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	259
The Southern Company
3.70%, 04/30/30 (h)	250	241
4.40%, 07/01/46	200	167
Union Electric Company
3.65%, 04/15/45	350	268
Virginia Electric and Power Company
6.00%, 05/15/37	200	211
4.45%, 02/15/44	100	86
4.00%, 11/15/46	300	237
Washington Gas Light Company
3.80%, 09/15/46	200	153
Wisconsin Electric Power Company
4.75%, 09/30/32	100	100
XCEL Energy Inc.
2.60%, 12/01/29	300	280
		26,692
Information Technology 2.0%
Accenture Capital Inc.
3.90%, 10/04/27	400	398
4.50%, 10/04/34	400	384
Adobe Inc.
4.75%, 01/17/28	500	503
2.30%, 02/01/30	200	184
Amphenol Corporation
4.38%, 06/12/28	200	200
Apple Inc.
3.00%, 11/13/27	620	611
4.00%, 05/10/28 - 05/12/28	500	498
2.20%, 09/11/29	300	282
4.20%, 05/12/30	200	200
3.35%, 08/08/32	75	71
4.30%, 05/10/33	200	198
4.75%, 05/12/35	200	201
2.38%, 02/08/41	90	64
4.25%, 02/09/47	60	50
3.75%, 09/12/47	60	46
2.95%, 09/11/49	300	196
2.65%, 05/11/50	250	153
4.85%, 05/10/53	100	92
2.80%, 02/08/61	240	137
Atlassian Corporation
5.50%, 05/15/34	300	296
Autodesk, Inc.
5.30%, 06/15/35	200	200
Broadcom Inc.
4.75%, 04/15/29	200	201
5.00%, 04/15/30	250	253
4.15%, 11/15/30	100	98
5.15%, 11/15/31	300	305
4.90%, 07/15/32	400	401
3.47%, 04/15/34	255	229
4.80%, 02/15/36	90	87
3.50%, 02/15/41	300	240
3.75%, 02/15/51	300	222
Cisco Systems, Inc.
5.05%, 02/26/34	250	252
Corning Incorporated
5.75%, 08/15/40	95	97
3.90%, 11/15/49	300	228
4.38%, 11/15/57	40	32
Dell International L.L.C.
6.20%, 07/15/30 (f)	250	262
8.10%, 07/15/36 (f)	79	94
8.35%, 07/15/46 (f)	13	16
3.45%, 12/15/51	22	15
DXC Technology Company
2.38%, 09/15/28	300	283
Flex Ltd.
5.38%, 11/13/35	300	296
Gartner, Inc.
5.60%, 11/20/35	300	284
Hewlett Packard Enterprise Company
5.25%, 04/01/33	200	201
5.00%, 10/15/34	100	98
6.35%, 10/15/45 (i)	90	92
HP, Inc.
6.10%, 04/25/35	300	314
Intel Corporation
4.88%, 02/10/28	130	130
5.20%, 02/10/33	115	116
2.80%, 08/12/41	300	210
4.10%, 05/11/47	150	114
3.73%, 12/08/47	120	86
3.25%, 11/15/49	80	52
5.05%, 08/05/62	105	88
5.90%, 02/10/63	125	120
International Business Machines Corporation
3.50%, 05/15/29	210	204
5.88%, 11/29/32	100	106
4.00%, 06/20/42 (a)	200	164
4.25%, 05/15/49	150	117
5.70%, 02/10/55	200	192
Intuit Inc.
5.20%, 09/15/33	100	100
5.50%, 09/15/53	300	270
Keysight Technologies, Inc.
5.35%, 07/30/30	300	306
4.95%, 10/15/34	400	396
KLA Corporation
3.30%, 03/01/50	300	208
Microsoft Corporation
2.53%, 06/01/50	377	224
2.92%, 03/17/52	210	133
2.68%, 06/01/60	179	99
3.04%, 03/17/62	220	133
Motorola Solutions, Inc.
4.60%, 05/23/29	300	299
NVIDIA Corporation
1.55%, 06/15/28	300	284
4.35%, 06/15/29	200	199
4.95%, 06/15/36	200	198
3.50%, 04/01/40	300	249
5.63%, 06/15/56	200	198
Oracle Corporation
3.25%, 11/15/27	210	206
4.95%, 02/04/31	400	392
2.88%, 03/25/31	230	205
6.25%, 11/09/32	110	113
3.90%, 05/15/35	350	297
5.70%, 02/04/36	205	199
3.80%, 11/15/37	200	160
3.60%, 04/01/40	200	146
4.50%, 07/08/44	200	149
4.13%, 05/15/45	200	139
6.90%, 11/09/52	105	101
5.55%, 02/06/53	95	77

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
4.38%, 05/15/55	310	208
6.70%, 02/04/56	210	198
4.10%, 03/25/61	235	143
Qualcomm Incorporated
5.40%, 05/20/33	200	207
4.65%, 05/20/35	60	59
4.50%, 05/20/52	250	207
6.00%, 05/20/53	100	102
Roper Technologies, Inc.
1.40%, 09/15/27	300	289
4.25%, 09/15/28	200	198
5.10%, 09/15/35	300	291
Salesforce, Inc.
4.65%, 03/15/29	200	200
5.20%, 03/15/33	200	200
6.55%, 03/15/56	200	200
TD SYNNEX Corporation
2.65%, 08/09/31 (f)	200	178
5.30%, 10/10/35	500	492
Texas Instruments Incorporated
4.90%, 03/14/33	100	101
4.85%, 02/08/34	250	251
4.15%, 05/15/48	75	62
5.00%, 03/14/53	200	183
VMware LLC
4.70%, 05/15/30 (f)	250	250
		20,762
Industrials 1.9%
3M Company
2.38%, 08/26/29	690	647
5.15%, 03/15/35	400	404
Air Lease Corporation
5.30%, 02/01/28	300	303
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	296
Boeing Company, The
2.95%, 02/01/30	125	118
5.15%, 05/01/30 (f)	285	288
6.53%, 05/01/34 (f)	400	435
5.88%, 02/15/40	25	26
5.71%, 05/01/40 (f)	500	508
3.90%, 05/01/49	40	30
3.95%, 08/01/59	125	89
Burlington Northern Santa Fe, LLC
6.15%, 05/01/37	100	109
5.75%, 05/01/40	400	417
Canadian National Railway Company
3.65%, 02/03/48	300	226
Canadian Pacific Kansas City Limited
3.50%, 05/01/50	300	214
6.13%, 09/15/15	90	93
Carrier Global Corporation
2.72%, 02/15/30	125	117
5.90%, 03/15/34	208	219
3.58%, 04/05/50	104	76
Caterpillar Inc.
3.25%, 04/09/50	250	176
5.50%, 05/15/55	200	203
CRH America Finance, Inc.
5.00%, 02/09/36	300	293
CSX Corporation
3.80%, 03/01/28	100	99
5.50%, 04/15/41	205	207
4.30%, 03/01/48	50	41
3.95%, 05/01/50	300	233
Cummins Inc.
1.50%, 09/01/30	300	266
2.60%, 09/01/50	200	121
Deere & Company
3.90%, 06/09/42	200	169
Deere Funding Canada Corporation
4.15%, 10/09/30	300	295
Delta Air Lines, Inc.
4.95%, 07/10/28	200	201
Dover Corporation
5.38%, 03/01/41	150	149
Eaton Corporation
4.15%, 11/02/42	100	86
Equifax Inc.
3.10%, 05/15/30 (a)	250	235
FedEx Corporation
4.25%, 05/15/30	300	296
3.90%, 02/01/35	200	184
3.88%, 08/01/42	200	162
5.25%, 05/15/50	100	93
Fortune Brands Innovations, Inc.
5.88%, 06/01/33 (a)	200	208
GATX Corporation
6.90%, 05/01/34	200	221
GE Vernova Inc.
4.88%, 02/04/36	200	197
General Dynamics Corporation
3.75%, 05/15/28	300	297
General Electric Company
4.90%, 01/29/36	200	200
6.88%, 01/10/39	300	347
Honeywell International Inc.
1.75%, 09/01/31	250	217
3.81%, 11/21/47	300	232
Howmet Aerospace Inc.
3.00%, 01/15/29	300	289
Hubbell Incorporated
4.65%, 06/15/31	200	199
Ingersoll Rand Inc.
5.70%, 08/14/33	200	208
L3Harris Technologies, Inc.
2.90%, 12/15/29	300	284
5.05%, 04/27/45	250	234
Lockheed Martin Corporation
4.40%, 08/15/30	300	299
4.50%, 05/15/36	105	101
4.07%, 12/15/42	243	206
4.09%, 09/15/52	107	84
Norfolk Southern Corporation
2.30%, 05/15/31	300	269
2.90%, 08/25/51	250	156
5.95%, 03/15/64	100	101
Northrop Grumman Corporation
3.25%, 01/15/28	150	147
3.85%, 04/15/45	250	198
Otis Worldwide Corporation
3.11%, 02/15/40	100	77
Owens Corning
3.50%, 02/15/30	200	192
Parker-Hannifin Corporation
4.00%, 06/14/49	40	32
Paychex, Inc.
5.60%, 04/15/35 (a)	300	303
Quanta Services, Inc.
4.75%, 08/09/27	200	201
4.30%, 08/09/28	200	199
Republic Services, Inc.
4.88%, 04/01/29	100	101
5.00%, 12/15/33 - 04/01/34	300	302
RTX Corporation
6.10%, 03/15/34	250	268
4.50%, 06/01/42	150	134
4.80%, 12/15/43	25	23
4.05%, 05/04/47	200	160
4.63%, 11/16/48	90	78
6.40%, 03/15/54	200	220
Southwest Airlines Co.
2.63%, 02/10/30	300	278
Textron Inc.
6.10%, 11/15/33	200	212
Trane Technologies Financing Limited
4.50%, 03/21/49	200	171
Uber Technologies, Inc.
4.15%, 01/15/31	200	195

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
4.80%, 09/15/34	300	294
Union Pacific Corporation
3.95%, 09/10/28	300	297
4.50%, 01/20/33	100	99
3.84%, 03/20/60	445	321
3.80%, 04/06/71	50	34
3.85%, 02/14/72	80	56
United Parcel Service, Inc.
4.65%, 10/15/30	400	403
6.20%, 01/15/38	350	380
3.75%, 11/15/47	70	53
Veralto Corporation
5.35%, 09/18/28	300	304
4.85%, 01/15/32	200	200
Verisk Analytics, Inc.
5.75%, 04/01/33 (a)	200	207
W.W. Grainger, Inc.
4.60%, 06/15/45	200	178
Waste Connections, Inc.
5.00%, 03/01/34	250	250
Waste Management, Inc.
1.15%, 03/15/28	300	284
4.15%, 07/15/49	50	41
WRKCo Inc.
4.20%, 06/01/32	200	192
3.00%, 06/15/33	300	264
		19,821
Energy 1.7%
Apa Corp.
4.25%, 01/15/30	200	197
Baker Hughes Holdings LLC
4.49%, 05/01/30	250	248
BP Capital Markets America Inc.
3.63%, 04/06/30	350	338
4.81%, 02/13/33	95	95
2.94%, 06/04/51	85	54
BP Capital Markets P.L.C.
3.28%, 09/19/27	90	89
Burlington Resources Finance Co
7.20%, 08/15/31	100	111
Canadian Natural Resources Limited
5.00%, 12/15/29	100	101
5.40%, 12/15/34	300	303
5.85%, 02/01/35	150	156
6.25%, 03/15/38	150	158
Cenovus Energy Inc.
6.75%, 11/15/39	87	96
Cheniere Energy Partners, L.P.
5.95%, 06/30/33	200	209
5.75%, 08/15/34	300	309
Chevron Corporation
2.24%, 05/11/30	180	166
Chevron U.S.A. Inc.
2.34%, 08/12/50	40	23
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	99
ConocoPhillips Company
5.05%, 09/15/33	300	304
3.76%, 03/15/42	300	243
Diamondback Energy, Inc.
5.40%, 04/18/34	200	203
Enable Midstream Partners, LP
4.95%, 05/15/28	300	302
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	232
Enbridge Inc.
5.55%, 06/20/35	300	305
6.70%, 11/15/53	50	55
Energy Transfer LP
4.95%, 06/15/28	300	302
3.75%, 05/15/30	250	241
6.55%, 12/01/33	75	81
7.50%, 07/01/38	200	231
6.50%, 02/01/42	150	158
5.00%, 05/15/50	200	169
Enterprise Products Operating LLC
2.80%, 01/31/30	250	235
6.88%, 03/01/33	25	28
5.20%, 01/15/36	200	201
6.45%, 09/01/40	100	110
4.45%, 02/15/43	150	131
4.95%, 10/15/54 (a)	300	267
5.55%, 02/16/55	150	145
3.95%, 01/31/60	100	73
EOG Resources, Inc.
5.65%, 12/01/54	200	196
5.95%, 07/15/55	200	204
EQT Corporation
4.75%, 01/15/31	300	297
Equinor ASA
3.13%, 04/06/30	300	286
3.95%, 05/15/43	300	249
Exxon Mobil Corporation
2.61%, 10/15/30	360	334
4.11%, 03/01/46	205	170
3.10%, 08/16/49	200	135
Halliburton Company
7.45%, 09/15/39	250	293
5.00%, 11/15/45	120	107
Hess Corporation
7.30%, 08/15/31	23	26
5.60%, 02/15/41	200	203
Kinder Morgan Energy Partners, L.P.
5.00%, 03/01/43	300	271
5.40%, 09/01/44	250	235
Kinder Morgan, Inc.
5.30%, 12/01/34	350	353
3.60%, 02/15/51	300	211
Marathon Petroleum Corporation
6.50%, 03/01/41	300	321
MPLX LP
5.00%, 01/15/33	200	199
4.50%, 04/15/38	105	95
5.50%, 02/15/49	80	74
6.20%, 09/15/55	300	301
4.90%, 04/15/58	110	91
Occidental Petroleum Corporation
5.55%, 10/01/34 (a)	200	204
ONEOK Partners, L.P.
6.65%, 10/01/36	150	163
ONEOK, Inc.
4.55%, 07/15/28	50	50
5.65%, 11/01/28	150	153
4.40%, 10/15/29	300	297
3.25%, 06/01/30	250	236
4.95%, 10/15/32	200	198
5.70%, 11/01/54	300	278
Ovintiv Canada ULC
7.20%, 11/01/31	130	142
Phillips 66
4.65%, 11/15/34	250	242
4.90%, 10/01/46	150	131
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	165
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	300	298
4.50%, 05/15/30	250	248
Shell Finance US Inc.
2.75%, 04/06/30	250	235
6.38%, 12/15/38 (j)	200	219
4.00%, 05/10/46	155	124
3.13%, 11/07/49 (j)	200	135
3.25%, 04/06/50	250	173
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	200	201
5.58%, 10/01/34	200	199
Suncor Energy Inc.
4.00%, 11/15/47 (a)	340	261

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Targa Resources Corp.
4.35%, 01/15/29	400	397
6.50%, 03/30/34	200	216
5.65%, 02/15/36	200	204
TotalEnergies Capital International
3.46%, 07/12/49	50	36
TransCanada PipeLines Limited
4.10%, 04/15/30	250	244
6.20%, 10/15/37	100	106
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	250	237
Valero Energy Corporation
2.80%, 12/01/31	250	225
Western Midstream Operating, LP
4.75%, 08/15/28	100	100
Williams Companies, Inc., The
3.50%, 11/15/30	250	237
5.80%, 11/15/54	200	195
Williams Partners L.P.
6.30%, 04/15/40	200	213
		18,181
Communication Services 1.7%
Alphabet Inc.
1.10%, 08/15/30	280	246
5.35%, 11/15/45	85	82
5.45%, 11/15/55	175	168
2.25%, 08/15/60	225	113
5.75%, 02/15/66	200	198
America Movil, S.A.B. De C.V.
5.00%, 01/20/33	200	199
4.38%, 07/16/42	200	173
AT&T Inc.
4.35%, 03/01/29 - 06/15/45	255	234
2.25%, 02/01/32	250	217
2.55%, 12/01/33	751	631
4.50%, 05/15/35 - 03/09/48	706	629
5.55%, 11/01/45	100	94
3.65%, 06/01/51 - 09/15/59	706	472
5.70%, 11/01/54	200	186
6.00%, 04/30/56	200	193
British Telecommunications Public Limited Company
9.63%, 12/15/30 (f) (i)	250	295
Charter Communications Operating, LLC
6.65%, 02/01/34	250	257
6.55%, 06/01/34	300	306
6.48%, 10/23/45	210	193
5.75%, 04/01/48	100	84
5.25%, 04/01/53 (a)	200	156
3.85%, 04/01/61	400	234
4.40%, 12/01/61	75	48
5.50%, 04/01/63 (a)	300	230
Comcast Corporation
6.50%, 11/15/35	100	107
5.17%, 01/15/37 (j)	456	438
3.90%, 03/01/38	70	59
4.00%, 08/15/47 - 03/01/48	410	296
4.70%, 10/15/48	365	292
2.45%, 08/15/52	450	230
6.05%, 05/15/55 (a)	200	191
5.50%, 05/15/64	120	103
Deutsche Telekom International Finance B.V.
8.25%, 06/15/30 (f) (i)	300	337
Fox Corporation
6.50%, 10/13/33	200	213
5.48%, 01/25/39	65	63
5.58%, 01/25/49 (a)	80	74
Meta Platforms, Inc.
4.80%, 05/15/30	100	101
4.55%, 08/15/31	200	199
4.95%, 05/15/33	85	85
4.88%, 11/15/35	245	238
5.25%, 05/15/36	215	213
5.50%, 11/15/45	185	172
6.20%, 05/15/46	155	155
5.60%, 05/15/53	200	182
5.63%, 11/15/55	290	263
6.30%, 05/15/56	250	249
5.75%, 05/15/63	365	328
6.45%, 05/15/66	300	296
Omnicom Group Inc.
2.60%, 08/01/31	375	336
Orange
5.38%, 01/13/42	100	97
5.50%, 02/06/44	300	294
Rogers Communications Inc.
4.55%, 03/15/52	300	238
Space Exploration Technologies Corp.
5.65%, 07/15/33 (j)	200	199
6.60%, 07/15/46 (j)	200	195
Telefonica Emisiones S.A.
5.52%, 03/01/49	300	275
Telefonica Europe B.V.
8.25%, 09/15/30	250	281
T-Mobile USA, Inc.
2.05%, 02/15/28	900	865
3.88%, 04/15/30	435	421
2.55%, 02/15/31	400	363
6.70%, 12/15/33	300	328
4.95%, 11/15/35	300	294
4.50%, 04/15/50	160	129
5.75%, 01/15/54	200	191
3.60%, 11/15/60	100	65
5.80%, 09/15/62	100	96
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	50	56
Verizon Communications Inc.
4.33%, 09/21/28	198	198
1.75%, 01/20/31	130	114
2.36%, 03/15/32	250	218
4.75%, 01/15/33	300	295
3.40%, 03/22/41	215	166
5.75%, 11/30/45	400	388
3.70%, 03/22/61	405	271
Vodafone Group Public Limited Company
5.75%, 02/10/63	50	46
Walt Disney Company, The
2.00%, 09/01/29	625	580
6.20%, 12/15/34	50	55
4.63%, 03/14/36	200	194
2.75%, 09/01/49	225	140
3.80%, 05/13/60	350	253
		18,163
Consumer Staples 1.6%
Altria Group, Inc.
4.80%, 02/14/29	180	181
5.80%, 02/14/39	110	112
4.50%, 05/02/43	200	169
5.95%, 02/14/49	400	393
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	482	469
4.90%, 02/01/46	300	273
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	110	106
5.45%, 01/23/39	250	254
4.44%, 10/06/48	362	307
B.A.T Capital Corporation
2.73%, 03/25/31	300	274
4.39%, 08/15/37	150	137
4.54%, 08/15/47	100	82
Board of Trustees of the Leland Stanford Junior University, The
3.65%, 05/01/48	20	16
Brown-Forman Corporation
4.75%, 04/15/33	100	99
California Institute of Technology
4.32%, 08/01/45	40	35
Campbell's Company, The
4.15%, 03/15/28	300	297
5.40%, 03/21/34 (a)	200	197
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Church & Dwight Co., Inc.
3.95%, 08/01/47	200	158
Clorox Company, The
5.25%, 05/15/36	200	199
Coca-Cola Company, The
2.13%, 09/06/29 (a)	250	234
2.25%, 01/05/32	300	268
5.30%, 05/13/54	300	290
Conagra Brands, Inc.
1.38%, 11/01/27	300	287
5.00%, 08/01/30	400	400
5.40%, 11/01/48	55	48
Constellation Brands, Inc.
3.15%, 08/01/29	400	383
Diageo Investment Corporation
5.13%, 08/15/30	300	305
Dollar General Corporation
5.45%, 07/05/33	200	203
Dollar Tree, Inc.
4.20%, 05/15/28	90	89
Estee Lauder Companies Inc., The
5.00%, 02/14/34	250	250
3.13%, 12/01/49	225	149
General Mills, Inc.
4.20%, 04/17/28	105	104
Haleon US Capital LLC
4.00%, 03/24/52	250	196
Hershey Company, The
4.55%, 02/24/28	250	251
4.95%, 02/24/32	200	203
J. M. Smucker Company, The
3.38%, 12/15/27	250	246
Kenvue Inc.
5.00%, 03/22/30	200	202
4.90%, 03/22/33	100	100
5.20%, 03/22/63	100	91
Keurig Dr Pepper Inc.
5.20%, 03/15/31	200	202
4.50%, 04/15/52	100	80
Kraft Heinz Foods Company
5.20%, 03/15/32	200	203
5.00%, 06/04/42	200	180
4.38%, 06/01/46	43	34
Kroger Co., The
4.50%, 01/15/29	300	299
7.50%, 04/01/31	150	168
4.45%, 02/01/47	300	248
Massachusetts Institute of Technology
5.60%, 07/01/11	100	99
4.68%, 07/01/14	250	207
McCormick & Company, Incorporated
1.85%, 02/15/31	300	265
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	176
Mondelez International, Inc.
4.25%, 05/06/28	300	299
PepsiCo Singapore Financing I Pte. Ltd.
4.70%, 02/16/34	250	248
PepsiCo, Inc.
3.00%, 10/15/27	500	493
4.30%, 07/23/30	300	300
3.45%, 10/06/46	90	67
2.75%, 10/21/51	50	31
3.88%, 03/19/60	400	300
Philip Morris International Inc.
4.13%, 04/28/28	200	199
4.38%, 11/15/41	300	263
RELX Capital Inc.
4.00%, 03/18/29	300	295
Reynolds American Inc.
5.70%, 08/15/35	100	103
Southern California, University of
3.03%, 10/01/39	450	370
5.25%, 10/01/11	20	18
Sysco Corporation
5.95%, 04/01/30 (f)	266	276
6.00%, 01/17/34	200	210
6.60%, 04/01/50 (a) (f)	300	319
Target Corporation
2.35%, 02/15/30	200	186
5.00%, 04/15/35	200	200
2.95%, 01/15/52	200	128
Tyson Foods, Inc.
5.15%, 08/15/44	200	184
Unilever Capital Corporation
1.38%, 09/14/30	500	441
University of Notre Dame du Lac
3.44%, 02/15/45	250	192
University of Washington
3.52%, 04/15/54	100	73
Walmart Inc.
3.90%, 04/15/28	200	199
3.70%, 06/26/28 (a)	185	183
3.63%, 12/15/47	300	234
4.50%, 09/09/52	100	87
4.50%, 04/15/53 (a)	200	174
		16,290
Consumer Discretionary 1.2%
Airbnb, Inc.
4.40%, 03/16/29	300	298
Amazon.com, Inc.
3.15%, 08/22/27	440	435
3.85%, 03/13/28	300	298
1.65%, 05/12/28	400	381
1.50%, 06/03/30	130	116
4.25%, 03/13/31	300	295
3.60%, 04/13/32	135	128
4.35%, 03/20/33	400	389
4.88%, 03/13/36	300	295
3.88%, 08/22/37	170	152
2.50%, 06/03/50	300	174
3.10%, 05/12/51	200	130
2.70%, 06/03/60	55	30
4.10%, 04/13/62	160	118
5.95%, 03/13/66	200	199
6.05%, 03/13/76	200	199
AutoZone, Inc.
5.13%, 06/15/30	200	203
eBay Inc.
5.13%, 11/06/35	400	394
3.65%, 05/10/51	15	11
Expedia Group, Inc.
5.40%, 02/15/35 (a)	200	198
Ford Motor Company
7.40%, 11/01/46	300	313
General Motors Company
5.35%, 04/15/28	200	202
5.00%, 04/01/35	200	194
5.15%, 04/01/38	70	67
Hasbro, Inc.
6.35%, 03/15/40	300	314
Home Depot, Inc., The
1.38%, 03/15/31 (a)	300	260
4.50%, 09/15/32	200	199
4.65%, 09/15/35 (a)	200	195
5.88%, 12/16/36	600	639
3.13%, 12/15/49	200	133
4.95%, 09/15/52	150	136
3.50%, 09/15/56	200	139
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	195
Lowe`s Companies, Inc.
1.70%, 09/15/28 - 10/15/30 (a)	700	636
4.00%, 10/15/28	550	543
3.65%, 04/05/29	75	73
3.00%, 10/15/50	300	190
5.80%, 09/15/62	105	102

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Marriott International, Inc.
5.30%, 05/15/34	250	253
Mattel, Inc.
5.00%, 11/17/30	300	299
McDonald's Corporation
4.88%, 12/09/45	165	149
3.63%, 09/01/49	200	146
5.45%, 08/14/53 (a)	300	288
Nike, Inc.
2.85%, 03/27/30 (a)	400	377
O'Reilly Automotive, Inc.
1.75%, 03/15/31	300	262
5.10%, 03/12/36	300	297
Royal Caribbean Cruises Ltd.
5.38%, 01/15/36	200	198
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	300	293
Starbucks Corporation
4.50%, 05/15/28 - 11/15/48	303	270
5.00%, 02/15/34	139	139
4.45%, 08/15/49	50	41
Toyota Motor Corporation
3.67%, 07/20/28	200	198
		12,183
Real Estate 0.8%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29	250	247
5.25%, 03/15/36	100	98
5.63%, 05/15/54	300	283
American Tower Corporation
3.80%, 08/15/29	90	88
2.70%, 04/15/31	375	341
5.65%, 03/15/33	200	206
AvalonBay Communities, Inc.
2.45%, 01/15/31	350	319
5.35%, 06/01/34	200	204
Boston Properties Limited Partnership
2.90%, 03/15/30	200	186
COPT Defense Properties
2.00%, 01/15/29	450	421
Crown Castle Inc.
3.65%, 09/01/27	80	79
5.80%, 03/01/34	300	308
3.25%, 01/15/51	50	33
Equinix, Inc.
3.40%, 02/15/52	300	204
ERP Operating Limited Partnership
2.50%, 02/15/30	200	186
Extra Space Storage LP
5.70%, 04/01/28	300	305
5.90%, 01/15/31	300	311
GLP Financing, LLC
5.75%, 06/01/28	300	303
6.75%, 12/01/33	200	212
Healthpeak OP, LLC
5.25%, 12/15/32	150	151
6.75%, 02/01/41	200	220
Kimco Realty OP, LLC
2.70%, 10/01/30	200	186
Mid-America Apartments, L.P.
4.95%, 03/01/35	200	198
NNN REIT, Inc.
3.10%, 04/15/50	200	131
ProLogis, L.P.
2.25%, 04/15/30	175	161
4.63%, 01/15/33	100	99
4.75%, 06/15/33	100	99
3.00%, 04/15/50	35	23
Public Storage, Inc.
1.85%, 05/01/28	300	287
Realty Income Corporation
4.85%, 03/15/30	300	302
Rexford Industrial Realty, L.P.
2.15%, 09/01/31	300	261
Safehold GL Holdings LLC
5.65%, 01/15/35	200	202
Simon Property Group, L.P.
2.65%, 07/15/30	200	186
5.50%, 03/08/33	100	103
3.25%, 09/13/49	65	45
5.85%, 03/08/53	100	101
Store Capital LLC
4.50%, 03/15/28	200	199
4.95%, 02/11/31	100	99
Tanger Properties Limited Partnership
2.75%, 09/01/31	200	180
UDR, Inc.
2.10%, 08/01/32	200	170
Ventas Realty, Limited Partnership
3.00%, 01/15/30	200	189
Welltower Inc.
4.95%, 09/01/48	150	138
Weyerhaeuser Company
7.38%, 03/15/32	57	64
		8,128
Materials 0.7%
African Development Bank
3.50%, 09/18/29	400	392
Air Products and Chemicals, Inc.
4.60%, 02/08/29 (a)	150	151
4.85%, 02/08/34	250	249
Avery Dennison Corporation
5.75%, 03/15/33	200	209
BHP Billiton Finance (USA) Limited
5.25%, 09/08/33	75	77
5.75%, 09/05/55	200	203
Dow Chemical Company, The
4.63%, 10/01/44	250	204
DuPont de Nemours, Inc.
4.73%, 11/15/28 (j)	86	86
Ecolab Inc.
1.30%, 01/30/31	300	259
2.13%, 08/15/50	200	108
2.75%, 08/18/55	75	45
EIDP, Inc.
2.30%, 07/15/30	300	277
Freeport-McMoRan Inc.
5.45%, 03/15/43	300	290
LYB International Finance B.V.
5.25%, 07/15/43	300	265
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	296
5.50%, 12/01/54	200	191
Mosaic Company, The
4.35%, 01/15/29	400	396
4.88%, 11/15/41	20	18
NewMarket Corporation
2.70%, 03/18/31	400	363
Newmont Corporation
5.88%, 04/01/35	200	211
Nucor Corporation
2.98%, 12/15/55	200	125
Nutrien Ltd.
4.90%, 03/27/28	100	100
2.95%, 05/13/30	300	281
3.95%, 05/13/50	150	113
5.80%, 03/27/53	100	99
PPG Industries, Inc.
2.80%, 08/15/29	200	189
4.38%, 03/15/31	200	197
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	262
Rio Tinto Finance (USA) plc
5.00%, 03/09/33	100	101
Sherwin-Williams Company, The
4.30%, 08/15/28	200	199
5.15%, 08/15/35	100	100
4.50%, 06/01/47	70	59

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Sonoco Products Company
5.00%, 09/01/34 (a)	300	294
Southern Copper Corporation
7.50%, 07/27/35	150	173
Steel Dynamics, Inc.
3.25%, 10/15/50	115	77
Vale Overseas Ltd
3.75%, 07/08/30	100	95
Westlake Corporation
6.38%, 11/15/55	200	197
3.38%, 08/15/61	200	120
		7,071
Total Corporate Bonds And Notes (cost $292,518)		267,076
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.0%
American Express Credit Account Master Trust
Series 2023-A-2, 4.80%, 05/15/28	300	302
Bank 2017-BNK8
Series 2017-A3-BNK8, REMIC, 3.23%, 10/15/27	137	134
Bank 2019-Bnk16
Series 2019-A4-BN16, REMIC, 4.01%, 01/16/29	400	392
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	500	470
BBCMS Mortgage Trust 2022-C15
Series 2022-A5-C15, REMIC, 3.66%, 03/17/32 (c)	200	184
BBCMS Mortgage Trust 2023-C21
Series 2023-A5-C21, REMIC, 6.00%, 06/17/33 (c)	200	211
Benchmark 2019-B10 Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	800	776
Benchmark 2021-B25 Mortgage Trust
Series 2021-A5-B25, REMIC, 2.58%, 04/17/31	300	268
Benchmark 2021-B29 Mortgage Trust
Series 2021-A5-B29, REMIC, 2.39%, 08/15/31	300	264
Benchmark 2022-B32 Mortgage Trust
Series 2022-A5-B32, REMIC, 3.00%, 01/16/32 (c)	400	355
Benchmark 2026-V21 Mortgage Trust
Series 2026-A3-V21, REMIC, 5.13%, 03/17/31	150	151
BMO 2023-C5 Mortgage Trust
Series 2023-A5-C5, REMIC, 5.77%, 05/17/33	350	360
BMO 2025-5C9 Mortgage Trust
Series 2025-A3-5C9, REMIC, 5.78%, 03/15/30 (c)	500	513
BMW Vehicle Lease Trust 2026-1
Series 2026-A3-1, 4.15%, 09/25/28	100	100
Series 2026-A4-1, 4.18%, 10/25/28	150	149
Capital One Multi-Asset Execution Trust
Series 2024-A-A1, 3.92%, 09/15/27	100	100
Series 2021-A2-A2, 1.39%, 07/15/30	300	283
Capital One Prime Auto Receivables Trust 2025-1
Series 2025-A4-1, 3.92%, 05/15/29	140	138
CD 2017-CD5 Mortgage Trust
Series 2017-AS-CD5, REMIC, 3.68%, 07/16/27 (c)	300	292
Chase Issuance Trust
Series 2024-A-A2, 4.63%, 01/16/29	200	201
Citigroup Commercial Mortgage Trust 2019-C7
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	300	283
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-AS-GC46, REMIC, 2.92%, 02/15/30 (c)	500	451
GM Financial Automobile Leasing Trust 2025-3
Series 2025-A3-3, 4.17%, 09/20/27	100	100
Series 2025-A4-3, 4.20%, 12/20/27	100	100
GS Mortgage Securities Trust 2019-GC42
Series 2019-A4-GC42, REMIC, 3.00%, 09/12/29	200	189
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	100	95
GS Mortgage Securities Trust 2020-GC45
Series 2020-AS-GC45, REMIC, 3.17%, 12/14/29	300	279
Hyundai Auto Receivables Trust 2024-B
Series 2024-A4-B, 4.74%, 04/17/28	200	201
Mercedes-Benz Auto Lease Trust 2025-A
Series 2025-A4-A, 4.69%, 05/15/28	200	201
Morgan Stanley Capital I Trust 2018-H4
Series 2018-A3-H4, REMIC, 4.04%, 10/17/28	244	241
Synchrony Card Issuance Trust
Series 2025-A-A2, 4.49%, 05/15/28	100	100
Series 2025-A-A3, 4.06%, 11/15/28	100	99
Toyota Auto Receivables 2024-A Owner Trust
Series 2024-A4-A, 4.77%, 04/16/29	300	303
Toyota Auto Receivables 2025-B Owner Trust
Series 2025-A3-B, 4.34%, 11/15/29	280	280
Verizon Master Trust
Series 2024-A1A-6, 4.17%, 08/20/27	350	349
Volkswagen Auto Lease Trust 2025-A
Series 2025-A3-A, 4.50%, 11/22/27	261	261
Volkswagen Auto Loan Enhanced Trust 2025-1
Series 2025-A4-1, 4.61%, 07/21/31	225	225
Wells Fargo Commercial Mortgage Trust 2018-C44
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	985
World Omni Auto Receivables Trust 2025-A
Series 2025-A4-A, 4.86%, 12/15/28	100	101
World Omni Auto Receivables Trust 2026-A
Series 2026-A4-A, 4.00%, 01/15/30	102	101
Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,975)		10,587
SHORT TERM INVESTMENTS 5.7%
Investment Companies 5.1%
JNL Government Money Market Fund - Class I, 3.53% (k) (l)	52,860	52,860
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 3.63% (k) (l)	5,824	5,824
Total Short Term Investments (cost $58,684)		58,684
Total Investments 104.8% (cost $1,156,986)		1,087,131
Total Forward Sales Commitments 0.0% (proceeds $384)		(384)
Other Assets and Liabilities, Net (4.8)%		(49,049)
Total Net Assets 100.0%		1,037,698

(a) All or a portion of the security was on loan as of June 30, 2026.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2026, the total payable for investments purchased on a delayed delivery basis was $48,579.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Convertible security.

(i) Security is a step-up bond where the coupon may increase or step up at a future

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(j) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $1,272 and 0.1% of the Fund.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.0%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.0%)
Mortgage-Backed Securities (0.0%)
Federal National Mortgage Association, Inc.
TBA, 4.00%, 07/15/56 (a)	(75)	(70)
Government National Mortgage Association
TBA, 3.50%, 07/15/56 (a)	(325)	(292)
TBA, 3.00%, 08/15/56 (a)	(25)	(22)
Total Government And Agency Obligations (proceeds $384)		(384)
Total Forward Sales Commitments (0.0%) (proceeds $384)		(384)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2026, the total proceeds for investments sold on a delayed delivery basis was $384.

JNL Bond Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Synchrony Bank, 5.63%, 08/23/27	08/12/24	402	404	—

JNL Bond Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	47,584	54,713	49,437	837	—	—	52,860	5.1
JNL Government Money Market Fund, 3.63% - Class SL	10,065	24,455	28,696	165	—	—	5,824	0.6
	57,649	79,168	78,133	1,002	—	—	58,684	5.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	750,784	—	750,784
Corporate Bonds And Notes	—	267,076	—	267,076
Non-U.S. Government Agency Asset-Backed Securities	—	10,587	—	10,587
Short Term Investments	58,684	—	—	58,684
	58,684	1,028,447	—	1,087,131
Liabilities - Securities
Government And Agency Obligations	—	(384)	—	(384)
	—	(384)	—	(384)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL Emerging Markets Index Fund
COMMON STOCKS 95.7%
Taiwan 26.2%
Accton Technology Corporation	54	4,316
Advantech Co., Ltd.	58	912
Airtac International Group	17	712
Alchip Technologies, Limited	8	1,085
ASE Technology Holding Co., Ltd.	350	7,745
Asia Vital Components Co., Ltd.	36	2,936
ASPEED Technology Inc.	3	1,584
ASUSTeK Computer Inc.	78	1,735
BizLink Holding Inc.	19	1,172
Cathay Financial Holding Co., Ltd.	995	3,076
Chailease Holding Company Limited	171	632
Chang Hwa Commercial Bank, Ltd.	848	641
China Steel Corporation	1,224	725
Chroma ATE Inc.	41	2,842
Chunghwa Telecom Co., Ltd.	402	1,787
CTBC Financial Holding Co., Ltd.	2,071	4,624
Delta Electronics, Inc.	202	12,667
E. Sun Financial Holding Company, Ltd.	1,608	1,743
Elite Material Co., Ltd.	35	6,044
eMemory Technology Inc.	7	657
Evergreen Marine Corporation (Taiwan) Ltd.	113	656
Far EasTone Telecommunications Co., Ltd.	181	598
First Financial Holding Co., Ltd.	1,176	1,211
Formosa Chemicals & Fibre Corporation	467	805
Formosa Petrochemical Corporation	153	266
Formosa Plastics Corporation	489	843
Fortune Electric Co., Ltd.	28	681
Fubon Financial Holding Co., Ltd.	1,050	4,279
Global Unichip Corp.	9	1,407
GlobalWafers Co., Ltd.	26	834
Gold Circuit Electronics Ltd.	40	1,533
Hon Hai Precision Industry Co., Ltd.	1,291	10,344
Hon. Precision, Inc.	11	2,257
Hotai Motor Co., Ltd.	47	688
Hua Nan Financial Holdings Co., Ltd.	1,063	1,271
International Games System Co., Ltd.	28	699
Jentech Precision Industrial Co., Ltd.	9	990
KGI Financial Holding Co., Ltd.	1,690	1,530
King Slide Works Co., Ltd.	8	1,883
Largan Precision Co., Ltd.	10	1,356
Lite-On Technology Corporation	225	1,601
Lotes Co., Ltd	10	677
MediaTek Inc.	160	21,634
Mega Financial Holdings Co., Ltd.	1,227	1,779
MPI Corporation	10	1,956
Nan Ya P.C.B. Service Company	24	911
Nan Ya Plastics Corporation	576	3,053
Nan Ya Technology Corporation	122	1,819
Novatek Microelectronics Corporation	61	1,032
PEGATRON Corporation	258	684
PharmaEssentia Corp.	36	1,519
Phison Electronics Corporation	20	1,568
President Chain Store Corporation	58	406
Quanta Computer Inc.	305	3,569
Realtek Semiconductor Corporation	49	1,248
Shanghai Commercial & Savings Bank, Ltd., The	450	603
SinoPac Financial Holdings Company Limited	1,482	1,863
Taiwan Cooperative Bank, Ltd.	1,021	799
Taiwan Mobile Co., Ltd.	153	560
Taiwan Semiconductor Manufacturing Company Limited	2,493	193,942
Tripod Technology Corporation	64	1,059
TS Financial Holding Co., Ltd.	2,596	2,721
Unimicron Technology Corp.	146	5,025
Uni-President Enterprises Corp.	512	1,199
United Microelectronics Corporation	1,245	6,597
Vanguard International Semiconductor Corporation	109	756
Wan Hai Lines Ltd.	145	363
Wistron Corporation	340	1,718
Wiwynn Corporation	12	1,791
WT Microelectronics Co., Ltd.	93	634
Yageo Corporation	191	6,958
Yuanta Financial Holding Co., Ltd	1,385	2,874
Zhen Ding Technology Holding Limited	81	1,632
		366,316
South Korea 21.6%
ALTEOGEN Inc.	4	959
Celltrion, Inc.	16	1,783
DB Insurance Co., Ltd.	5	443
Doosan Corporation	1	818
Doosan Enerbility Co., Ltd. (a)	47	2,691
EcoPro BM Co., Ltd.	6	513
Ecopro Co., Ltd.	11	737
H Solution Co., Ltd.	8	362
Hana Financial Group Co., Ltd.	28	2,103
HANMI Semiconductor Co., Ltd.	5	878
Hanwha Aerospace Co., Ltd.	4	2,323
Hanwha Ocean Co., Ltd. (a)	14	929
HD Hyundai Co., Ltd.	4	545
HD Hyundai Electric Co., Ltd.	3	1,603
HD Hyundai Heavy Industries Co., Ltd.	3	1,314
HD Hyundai Marine Solution Co., Ltd.	2	286
HD Korea Shipbuilding & Marine Engineering Co., Ltd.	5	1,135
HMM Co., Ltd.	31	377
HYBE Co., Ltd.	3	324
Hyosung Heavy Industries Co., Ltd.	1	1,298
Hyundai Glovis Co., Ltd.	4	428
Hyundai Mobis Co., Ltd.	6	1,972
Hyundai Motor Company	15	4,926
Hyundai Rotem Company	8	859
Industrial Bank of Korea	31	399
Kakao Corp.	32	713
KakaoBank Corp.	36	488
KB Financial Group Inc.	37	3,937
KIA Corporation	26	2,389
Korea Aerospace Industries, Ltd.	7	699
Korea Electric Power Corp	29	694
Korea Investment Holdings Co., Ltd.	5	682
Korea Zinc Co., Ltd.	1	773
Korean Air Lines Co., Ltd.	21	378
Krafton, Inc.	3	475
KT&G Corporation	11	1,196
LG Chem, Ltd. (a)	5	1,235
LG Chem, Ltd.	5	837
LG Corp.	11	723
LG Electronics Inc.	11	1,497
LIG Defense&Aerospace Co., Ltd.	1	595
LS ELECTRIC Co., Ltd.	8	1,274
Meritz Financial Group Inc.	8	538
Mirae Asset Securities Co., Ltd.	22	606
NAVER Corporation	15	1,983
NH Investment & Securities Co., Ltd.	18	338
POSCO Future M Co., Ltd.	4	445
POSCO Holdings Inc.	8	1,597
Posco International Corporation	4	133
Samsung Biologics Co., Ltd. (a)	1	1,120
Samsung C&T Corporation	9	2,731
Samsung Electro-Mechanics Co., Ltd.	6	8,267
Samsung Electronics Co., Ltd.	481	106,315
Samsung Epis Holdings Co., Ltd. (a)	1	179
Samsung Fire & Marine Insurance Co., Ltd.	3	1,278
Samsung Heavy Industries Co., Ltd (a)	74	1,128
Samsung Life Insurance Co., Ltd.	10	2,747
Samsung SDI Co., Ltd. (a)	7	2,073
Samsung SDS Co., Ltd.	4	521
Samsung Securities Co., Ltd.	6	453
Shinhan Financial Group Co., Ltd	46	2,887
SK Hynix Inc.	57	102,980
SK Inc.	4	2,121
SK Innovation Co., Ltd. (a)	8	500
SK Square Co., Ltd.	9	9,827
SK Telecom Co., Ltd.	11	630
S-Oil Corporation	4	297

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Woori Financial Group Inc.	65	1,232
		301,516
China 18.7%
360 Security Technology Inc. - Class A	47	61
37 Interactive Entertainment Network Technology Group Co., Ltd. - Class A	22	62
AAC Technologies Holdings Inc.	78	430
Accelink Technologies Co., Ltd. - Class A (a)	6	213
ACM Research (Shanghai), Inc. - Class A	2	128
AECC Aero-Engine Control Co., Ltd. - Class A	11	29
Agricultural Bank of China Limited - Class A	1,239	1,106
Agricultural Bank of China Limited - Class H	2,992	2,041
Akeso Inc. (a) (b)	61	686
Alibaba Group Holding Limited (c)	1,891	22,652
Alibaba Health Information Technology Limited (b)	512	202
Aluminum Corporation of China Limited - Class A	91	111
Aluminum Corporation of China Limited - Class H	340	326
Amlogic (Shanghai) Co., Ltd. - Class A	3	52
Angel Yeast Co., Ltd. - Class A	9	46
Anhui Conch Cement Company Limited - Class A	28	70
Anhui Conch Cement Company Limited - Class H	132	283
Anhui Gujing Distillery Company Limited - Class A	3	33
Anhui Gujing Distillery Company Limited - Class B	10	66
Anhui Jianghuai Automobile Group Co., Ltd. - Class A (a)	18	68
Anhui Yingjiagongjiu Co., Ltd. - Class A	6	25
Anhui Yingliu Electromechanical Co., Ltd - Class A	6	54
Anjing Food Group Co., Ltd. - Class A	3	31
Anjing Food Group Co., Ltd. - Class H	6	49
ANTA Sports Products Limited	141	1,286
APT Medical Inc. - Class A	1	35
Asia Potassium International Investment (Guangzhou) Co., Ltd. - Class A	8	48
ASR Microelectronics Co., Ltd. - Class A (a)	3	55
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	3	81
Atour Lifestyle Holdings Limited - ADR	8	267
Avary Holding (Shenzhen) Co., Ltd - Class A	21	334
Avicopter PLC - Class A	6	24
Baic Bluepark New Energy Technology Co., Ltd. - Class A (a)	89	64
BAIC Foton Motor Co., Ltd. - Class A (a)	65	28
Baidu, Inc. - Class A (a) (c)	217	3,075
Baiyin Nonferrous Group Co., Ltd. - Class A	81	61
Bank of Beijing Co., Ltd. - Class A	152	110
Bank of Changsha Co., Ltd. - Class A	34	44
Bank of Chengdu Co., Ltd. - Class A	23	59
Bank of China Limited - Class H	8,349	5,324
Bank of Communications Co., Ltd. - Class H	809	696
Bank of Jiangsu Co., Ltd. - Class A	121	192
Bank of Nanjing Co., Ltd. - Class A	100	145
Bank of Ningbo Co., Ltd. - Class A	53	230
Bank of Shanghai Co., Ltd. - Class A	140	179
Bank of Suzhou Co., Ltd. - Class A	29	30
Baoshan Iron & Steel Co., Ltd. - Class A	161	129
Beijing Enterprises Holdings Limited	45	155
Beijing Enterprises Water Group Limited (b)	422	122
Beijing Huaer Company Limited - Class A	48	53
Beijing Jingneng Power Co., Ltd. - Class A	47	45
Beijing Kingsoft Office Software, Inc. - Class A	4	128
Beijing New Building Material (Group) Co., Ltd. - Class A	7	17
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	16	28
Beijing Roborock Technology Co., Ltd. - Class A	1	21
Beijing Shiji Information Technology Co., Ltd. - Class A	43	46
Beijing Shougang Co., Ltd. - Class A	34	17
Beijing Tiantan Biological Products Corporation Limited - Class A	12	20
Beijing Tongrentang Co., Ltd. - Class A	13	43
Beijing Tricolor Technology Co., Ltd. - Class A	3	62
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. - Class A (a)	6	24
Beijing Yandong Microelectronic Co., Ltd. - Class A (a)	9	112
Beijing Yanjing Brewery Co., Ltd. - Class A	30	45
Bestechnic (Shanghai) Co., Ltd. - Class A	1	28
Bethel Automotive Safety Systems Co., Ltd - Class A	7	27
Bicycle Club Joint Venture, L.P. - Class A (a)	23	32
Bilibili Inc. (a)	25	430
BIWIN Storage Technology Company Limited - Class A	4	274
Bluestar Adisseo Company - Class A	8	9
BOC Hong Kong (Holdings) Limited	370	2,007
BOC International (China) Co., Ltd. - Class A	25	47
BOE Technology Group Co., Ltd. - Class A	280	360
Bosideng International Holdings Limited	478	262
BYD Company Limited - Class A	43	502
BYD Company Limited - Class H	381	3,534
BYD Electronic (International) Company Limited (b)	91	246
Caitong Securities Co., Ltd. - Class A	50	63
Cambricon Technologies Corporation Limited - Class A	5	1,122
Capital Securities Corporation Limited - Class A	19	39
Cathay Biotech, Inc. - Class A	7	49
CCOOP Group Co., Ltd - Class A (a)	126	25
CGN Power Co., Ltd. - Class A	122	70
CGN Power Co., Ltd. - Class H (c)	1,064	364
Changchun High-Tech Industries (Group) Inc. - Class A	6	59
Changjiang Securities Co., Ltd. - Class A	59	85
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	1	15
Chery Automobile Co., Ltd. - Class H (c)	75	234
Chifeng Jilong Gold Mining Group Limited - Class A	11	43
Chifeng Jilong Gold Mining Group Limited - Class H (c)	19	55
China Aviation Power Co., Ltd. - Class A	18	101
China Baoan Group Co., Ltd. - Class A	32	29
China CITIC Bank Corporation Limited - Class A	45	46
China CITIC Bank Corporation Limited - Class H	868	737
China Coal Energy Company Limited - Class A	36	65
China Coal Energy Company Limited - Class H	233	292
China Construction Bank Corporation - Class A	161	228
China Construction Bank Corporation - Class H	10,271	10,596
China CSSC Holdings Limited - Class A	64	317
China Eastern Airlines Corporation Limited - Class A (a)	77	43
China Eastern Airlines Corporation Limited - Class H (a) (b)	296	119
China Energy Engineering Corporation Limited - Class A	272	107
China Energy Engineering Corporation Limited - Class H (b)	548	78
China Everbright Bank Company Limited - Class A	319	136
China Everbright Bank Company Limited - Class H (b)	326	122
China Everbright Environment Group Limited	340	197
China Feihe Limited (b) (c)	350	125
China Film Group Co., Ltd. - Class A	18	35
China First Heavy Industries - Class A (a)	53	26
China Galaxy Securities Co., Ltd. - Class A	30	55
China Galaxy Securities Co., Ltd. - Class H	373	352
China Gas Holdings Limited	321	212
China Gold International Resources Corp. Ltd.	25	391
China Hainan Rubber Industry Group Co., Ltd. - Class A	33	24
China Hongqiao Group Limited	390	1,006
China Huishan Dairy Holdings Company Limited (a) (d)	946	—
China International Capital Corporation Limited - Class A	26	140
China International Capital Corporation Limited - Class H (c)	184	495
China International Marine Containers (Group) Co., Ltd. - Class A	30	35
China International Marine Containers (Group) Co., Ltd. - Class H	74	71
China Jushi Co., Ltd. - Class A	33	361
China Life Insurance Company Limited - Class H	780	2,667
China Literature Limited (a) (b) (c)	23	56

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
China Longyuan Power Group Corporation Limited - Class H	299	191
China Medical System Holdings Limited	123	161
China Mengniu Dairy Company Limited	297	611
China Merchants Bank Co., Ltd. - Class A	150	786
China Merchants Bank Co., Ltd. - Class H	278	1,598
China Merchants Energy Shipping Co., Ltd. - Class A	62	160
China Merchants Expressway Network & Technology Holdings Co., Ltd. - Class A	43	58
China Merchants Port Holdings Company Limited	108	170
China Merchants Securities Co., Ltd. - Class A	46	144
China Merchants Securities Co., Ltd. - Class H (c)	53	118
China Merchants Shekou Industrial Zone Holdings Co., Ltd. - Class A	70	66
China Minsheng Banking Corp., Ltd. - Class A	226	107
China Minsheng Banking Corp., Ltd. - Class H	751	301
China National Materials International Engineering Co., Ltd. - Class A	25	26
China National Medicines Corporation Ltd. - Class A	7	27
China National Nuclear Power Co Ltd - Class A	184	245
China National Software and Service Company Limited - Class A (a)	8	31
China Nonferrous Metals Company Limited	141	205
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A	34	238
China Oilfield Services Limited - Class A	23	36
China Oilfield Services Limited - Class H	170	136
China Overseas Land & Investment Limited	369	569
China Pacific Insurance (Group) Co., Ltd. - Class A	51	216
China Pacific Insurance (Group) Co., Ltd. - Class H	269	924
China Petroleum & Chemical Corporation - Class A	300	197
China Petroleum & Chemical Corporation - Class H	2,248	1,149
China Power International Development Limited (b)	446	156
China Railway Construction Group Co., Ltd. - Class A	32	19
China Railway Group Limited - Class A	124	76
China Railway Group Limited - Class H (b)	400	169
China Railway Signal & Communication Corporation Limited - Class A	10	7
China Railway Signal & Communication Corporation Limited - Class H	166	68
China Rare Earth Resources and Technology Co., Ltd. - Class A	8	69
China Resources Gas Group Limited	86	162
China Resources Land Limited	284	1,089
China Resources Microelectronics Limited - Class A	8	122
China Resources Mixc Lifestyle Services Limited (c)	66	308
China Resources Pharmaceutical Group Limited (c)	161	87
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	6	19
China Securities Co., Ltd. - Class A	37	157
China Shenhua Energy Company Limited - Class A	55	317
China Shenhua Energy Company Limited - Class H	355	1,820
China Southern Airlines Company Limited - Class A (a)	130	99
China Southern Airlines Company Limited - Class H (a)	166	72
China Southern Power Grid Energy Storage Co., Ltd - Class A	38	68
China Suntien Green Energy Corporation Limited - Class H (b)	123	49
China Taiping Insurance Holdings Company Limited	145	336
China Three Gorges New Energy (Group) Co., Ltd. - Class A	178	97
China Tourism Group Duty Free Corporation Limited - Class A	15	118
China Tourism Group Duty Free Corporation Limited - Class H	10	62
China Tower Corporation Limited - Class H	469	528
China Vanke Co., Ltd. - Class A (a)	75	33
China Vanke Co., Ltd. - Class H (a) (b)	354	96
China XD Electric Co., Ltd. - Class A	32	70
China Yangtze Power Co., Ltd. - Class A	191	745
China Zhenhua (Group) Science & Technology Co., Ltd. - Class A	5	44
China Zheshang Bank Co., Ltd. - Class A	151	59
China Zheshang Bank Co., Ltd. - Class H (b) (c)	291	79
Chinatungsten High-Tech Materials Co., Ltd. - Class A	20	276
Chongqing Brewery Co., Ltd. - Class A	5	32
Chongqing Changan Automobile Co., Ltd. - Class A	52	55
Chongqing Changan Automobile Co., Ltd. - Class B	149	62
Chongqing Qianli Technology Co., Ltd. - Class A (a)	33	40
Chongqing Rural Commercial Bank Co., Ltd. - Class A	60	54
Chongqing Rural Commercial Bank Co., Ltd. - Class H	234	172
Chuangxin Industries Holdings Limited (c)	31	55
CICT Mobile Communication Ttechnology Co., Ltd. - Class A (a)	29	86
CIG Shanghai Co., Ltd. - Class A	2	83
CIG Shanghai Co., Ltd. - Class H (c)	7	134
CITIC Limited	524	711
CITIC Metal Co., Ltd. - Class A	44	70
Citic Pacific Special Steel Group Co., Ltd - Class A	26	49
CITIC Securities Company Limited - Class A	87	371
CITIC Securities Company Limited - Class H	140	489
CMOC Group Limited - Class A	128	334
CMOC Group Limited - Class H	368	720
CNOOC Energy Development Co., Ltd. - Class A	52	26
CNPC Capital Company Limited - Class A	76	74
COFCO Capital Holdings Co., Ltd. - Class A	9	11
COFCO Sugar Holding Co., Ltd - Class A	15	27
Contemporary Amperex Technology Co., Limited - Class H (b) (c)	21	1,889
Copper Sub Corporation, Inc. - Class A	29	33
COSCO SHIPPING Development Co., Ltd. - Class A	121	39
COSCO SHIPPING Development Co., Ltd. - Class H (b)	270	30
COSCO SHIPPING Energy Transportation Co., Ltd. - Class A	34	89
COSCO SHIPPING Energy Transportation Co., Ltd. - Class H (b)	122	216
COSCO Shipping Holdings Co., Ltd. - Class A	95	186
COSCO Shipping Holdings Co., Ltd. - Class H	259	430
CSI Solar Co., Ltd. - Class A	32	51
CSPC Pharmaceutical Group Limited	811	724
Dajin Heavy Industry Co., Ltd. - Class A	6	54
Daqin Railway Co., Ltd. - Class A	114	77
DaShenLin Pharmaceutical Group Co., Ltd. - Class A	8	18
Datang International Power Generation Co., Ltd. - Class A	83	87
Datang International Power Generation Co., Ltd. - Class H (b)	388	119
Dazhong Mining Co., Ltd. - Class A	12	54
Delton Technology (Guangzhou) Inc. - Class A	6	222
Delton Technology (Guangzhou) Inc. - Class H (c)	2	67
DHC Software Co., Ltd. - Class A	11	11
Dong'e Ejiao Co., Ltd. - Class A	6	37
Dongfang Electric Co., Ltd. - Class A	21	90
Dongfang Electric Co., Ltd. - Class H (b)	63	173
Dongxing Securities Co., Ltd. - Class A	31	62
Dosilicon Co., Ltd. - Class A (a)	4	109
Eastern Air Logistics Co., Ltd. - Class A	12	28
Eastroc Beverage(Group) Co., Ltd. - Class A	5	82
Eastroc Beverage(Group) Co., Ltd. - Class H	4	52
Ecovacs Robotics Co., Ltd. - Class A	4	33
eDraco Travel Limited (c)	130	199
Elite Bright Asia Pacific Limited - Class A	103	277
Elite Bright Asia Pacific Limited - Class H (c)	263	500
ENN Energy Holdings Limited	73	376
ENN Natural Gas Co., Ltd. - Class A	14	33
Everbright Securities Company Limited - Class A	40	86
EverDisplay Optronics (Shanghai) Co., Ltd. - Class A (a)	104	40
Far East Horizon Limited	145	99
FAW Jiefang Group Co., Ltd - Class A	33	29

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
FiberHome Telecommunication Technologies Co., Ltd. - Class A	11	116
Flat Glass Group Co., Ltd. - Class A	12	19
Flat Glass Group Co., Ltd. - Class H (b)	147	120
Foshan Haitian Flavouring & Food Co., Ltd. - Class A	39	188
Foshan Haitian Flavouring & Food Co., Ltd. - Class H	14	52
Fosun International Limited	216	110
Founder Securities Co., Ltd. - Class A	43	45
Founder Technology Group Co., Ltd. - Class A (a)	57	118
Foxconn Industrial Internet Co., Ltd. - Class A	82	894
FSPG Hi-tech Co., Ltd. - Class A	24	51
Fujian Sunner Development Co., Ltd. - Class A	14	30
Full Truck Alliance Co. Ltd. - Class A - ADR	82	669
Fuyao Glass Industry Group Co., Ltd. - Class A	16	117
Fuyao Glass Industry Group Co., Ltd. - Class H (c)	58	376
Galaxycore Inc. - Class A (a)	15	47
Gan & Lee Pharmaceuticals - Class A	11	88
Ganfeng Lithium Group Co., Ltd. - Class A	8	81
Ganfeng Lithium Group Co., Ltd. - Class H (c)	53	346
GCL Technology Holdings Limited (a)	3,571	316
GD Power Development Co., Ltd. - Class A	113	78
GDS Holdings Ltd. - Class A (a) (b) (e)	119	440
Geely Automobile Holdings Limited	648	1,398
GEM Co., Ltd. - Class A	46	45
GenScript Biotech Corporation (a) (b)	106	166
GF Securities Co., Ltd. - Class A	58	202
GF Securities Co., Ltd. - Class H	103	226
Giant Biogene Holding Co Ltd	46	155
Giant Network Group Co., Ltd. - Class A	13	53
GigaDevice Semiconductor Inc. - Class A	5	599
GigaDevice Semiconductor Inc. - Class H (c)	2	324
Goertek Inc. - Class A	21	71
Goldwind Science & Technology Co., Ltd. - Class A	25	89
Goldwind Science & Technology Co., Ltd. - Class H (b)	66	90
Gongniu Group Co., Ltd. - Class A	5	29
Grace Fabric Technology Co., Ltd. - Class A	4	141
Great Wall Motor Company Limited - Class A	38	85
Great Wall Motor Company Limited - Class H	232	262
Greatwall Securities Co., Ltd. Beijing Haiying Road Stock Exchange - Class A	31	38
Gree Electric Appliances, Inc. of Zhuhai - Class A	44	245
Greenland Holding Group Co., Ltd. - Class A (a)	99	18
Guangdong Electric Power Development Co., Ltd - Class A	34	34
Guangdong Haid Group Co., Ltd. - Class A	14	95
Guangdong HEC Technology Holding Co., Ltd. - Class A (a)	16	81
Guangxi Guiguan Electric Power Co., Ltd. - Class A	17	22
Guangzhou Automobile Group Co., Ltd. - Class A (a)	30	22
Guangzhou Automobile Group Co., Ltd. - Class H (b)	240	64
Guangzhou Baiyun International Airport Xianglong Restaurant - Class A	21	22
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	5	16
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class H	20	36
Guangzhou Development Group Incorporated - Class A	25	21
Guangzhou Haige Communications Group Incorporated Company - Class A	20	38
Guangzhou Port Co., Ltd. - Class A	18	8
Guangzhou Shiyuan Electronic Technology Co., Ltd. - Class A	7	37
Guangzhou Tinci Materials Technology Co., Ltd. - Class A	13	100
Guangzhou Yuexiu Capital Holdings Group Co., Ltd. - Class A	40	46
Guming Holdings Limited (b)	71	192
Guobo Electronics Co., Ltd. - Class A	3	53
Guocheng Mining CO., LTD - Class A	8	43
Guolian Minsheng Securities Company Limited - Class A	54	70
Guosen Securities Co., Ltd - Class A	65	96
Guoxuan High-Tech Co., Ltd. - Class A	14	55
H World Group Limited	188	795
Haidilao International Holding Ltd. (b) (c)	147	200
Haier Smart Home Co., Ltd. - Class A	58	174
Haier Smart Home Co., Ltd. - Class H	224	572
Hainan Airport Infrastructure Co., Ltd - Class A	91	37
Haisco Pharmaceutical Group Co., Ltd. - Class A	7	65
Haitian International Holdings Limited	102	245
Hangzhou Bank Co., Ltd. - Class A	43	92
Hangzhou Binjiang Real Estate Group Co., Ltd. - Class A	30	34
Hangzhou First Applied Material Co., Ltd. - Class A	12	30
Hangzhou Lion Microelectronics Co., Ltd. - Class A	6	67
Hangzhou Oxygen Plant Group Co., Ltd. - Class A	8	36
Hangzhou Silan Microelectronics Co., Ltd. - Class A	14	110
Han's Laser Technology Industry Group Co., Ltd. - Class A	8	176
Hansoh Pharmaceutical Group Company Limited (c)	132	498
Haohua Chemical Science & Technology Corp., Ltd. - Class A	7	78
Harris County School District - Class A	390	261
Hebei Sinopack Electronic Technology Co., Ltd. - Class A	2	56
Hebei Yangyuan Zhihui Beverage Co., Ltd. - Class A	11	79
Hedy Holding Co., Ltd. - Class A	105	75
Heilongjiang Agriculture Company Limited - Class A	17	27
Henan Shenhuo Coal & Power Co., Ltd. - Class A	14	44
Henan Shijia Photons Technology Co., Ltd. - Class A	4	104
Henan Shuanghui Investment & Development Co., Ltd. - Class A	21	69
Hengan International Group Company Limited	59	165
Hengdian Group DMEGC Magnetics Co., Ltd. - Class A	27	123
Hengli Petrochemical (Dalian) Co., Ltd. - Class A	42	109
Hengsheng Chemical Industry Co., Ltd. - Class A	25	86
Hengtong Optic-Electric Co., Ltd. - Class A	19	306
Hengyi Petrochemical Co. Ltd - Class A	25	49
Himile Mechanical Science And Technology (Shandong) Co., Ltd. - Class A	7	50
Hisense (Guangdong) Kitchen & Bath System Co., Ltd. - Class A	1	3
Hisense (Guangdong) Kitchen & Bath System Co., Ltd. - Class H	50	156
Hisense Visual Technology Co., Ltd. - Class A	13	52
HLA Group Corp., Ltd. - Class A	35	27
Hongta Securities Co., Ltd. - Class A	25	25
Horizon Robotics (a) (b)	1,112	584
Hoshizaki Corporation - Class A	6	41
Hua Hong Grace Semiconductor Limited (a) (c)	74	2,074
Hua Xia Bank Co., Limited - Class A	106	100
Huaan Securities Co., Ltd. - Class A	34	56
Huadian Power International Corporation Limited - Class A	86	56
Huadian Power International Corporation Limited - Class H (b)	158	75
Huadong Medicine Co., Ltd - Class A	7	27
Huafon Chemical Co., Ltd. - Class A	27	38
Huagong Tech Company Limited - Class A	9	232
Huaibei Mining Co., Ltd. - Class A	21	43
Hualan Biological Engineering Co., Ltd. - Class A	28	50
Huaneng Lancang River Hydropower Inc. - Class A	60	79
Huaneng Power International, Inc. - Class A	51	57
Huaneng Power International, Inc. - Class H (b)	414	289
Huaqin Technology Co., Ltd. - Class A	30	334
Huatai Securities Co., Ltd. - Class A	49	150
Huatai Securities Co., Ltd. - Class H (c)	145	310
Huaxi Securities Co., Ltd. - Class A	29	35
Huaxin Building Materials Group Co., Ltd. - Class A	12	28
Huaxin Building Materials Group Co., Ltd. - Class H	30	44
Huayu Automotive Systems Co., Ltd. - Class A	10	24
Hubei Energy Group Co., Ltd. - Class A	52	33
Hubei Jumpcan Pharmaceutical Co., Ltd. - Class A	9	29

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Hubei Xingfa Chemicals Group Co., Ltd. - Class A	13	89
Huizhou Desay SV Automotive Co., Ltd. - Class A	6	66
Hunan Valin Steel Co., Ltd. - Class A	59	30
Hundsun Technologies Inc. - Class A	9	27
Hwatsing Technology Co., Ltd. - Class A	6	271
Hygon Information Technology Co., Ltd. - Class A	18	968
iFlytek Co., Ltd. - Class A	17	105
Industrial and Commercial Bank of China Limited - Class A	881	917
Industrial and Commercial Bank of China Limited - Class H	7,993	6,561
Industrial Bank Co., Ltd. - Class A	168	411
Industrial Securities Co., Ltd. - Class A	90	80
Inner Mongolia Baotou Steel Union Co., Ltd. - Class A (a)	306	101
Inner Mongolia Dian Tou Energy Corporation Limited - Class A	22	74
Inner Mongolia ERDOS Resources Co., Ltd. - Class A	14	22
Inner Mongolia ERDOS Resources Co., Ltd. - Class B	58	69
Inner Mongolia Junzheng Energy & Chemical Group Co., Ltd. - Class A	40	27
Inner Mongolia Mengdian Huaneng Thermal Power Co., Ltd. - Class A	58	40
Inner Mongolia Xingye Silver&Tin Mining Co., Ltd - Class A	12	58
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	47	165
Inner Mongolia Yitai Coal Co., Ltd - Class B	85	223
Innovent Biologics, Inc. - Class B (a) (c)	160	1,632
Inspur Electronic Information Industry Co., Ltd. - Class A	12	120
iRay Technology Company Limited - Class A	3	47
J&T Global Express Limited (a)	608	649
JA Solar Technology Co., Ltd. - Class A (a)	22	26
Jason Furniture (Hangzhou) Co., Ltd. - Class A	7	23
JCET Group Co., Ltd. - Class A	12	184
JCHX Mining Management Co., Ltd. - Class A	6	49
JD Health International Inc. (a) (c)	97	411
JD Logistics, Inc. (a)	239	359
JD.com, Inc. - Class A	246	3,135
Jiage Haoyou (Guangzhou) Co., Ltd. (e)	46	141
Jiangsu Eastern Shenghong Co., Ltd. - Class A (a)	75	126
Jiangsu Etern Company Limited - Class A	11	113
Jiangsu Expressway Company Limited - Class A	2	4
Jiangsu Expressway Company Limited - Class H (b)	129	151
Jiangsu Financial Leasing Co., Ltd. - Class A	89	75
Jiangsu Guoxin Corp., Ltd. - Class A	16	16
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	8	121
Jiangsu Hengrui Pharmaceuticals Co., Ltd. - Class A	46	355
Jiangsu Hengrui Pharmaceuticals Co., Ltd. - Class H (b)	26	190
Jiangsu King'S Luck Brewery Joint-Stock Co., Ltd. - Class A	8	29
Jiangsu Lettall Electronics Co., Ltd. - Class A	2	61
Jiangsu NHWA Pharmaceutical Co., Ltd - Class A	10	26
Jiangsu Pacific Quartz Co., Ltd. - Class A	5	61
Jiangsu Phoenix Publishing & Media Corporation Limited - Class A	22	28
Jiangsu Xinquan Auto Trim Co., Ltd. - Class A	6	46
Jiangsu Yanghe Distillery Co., Ltd. - Class A	14	78
Jiangsu Yangnong Chemical Co., Ltd. - Class A	3	20
Jiangsu Yoke Technology Co., Ltd. - Class A	5	153
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. - Class A	14	53
Jiangsu Zhongtian Technology Co., Ltd. - Class A	28	251
Jiangxi Copper Company Limited - Class A	12	79
Jiangxi Copper Company Limited - Class H	109	433
Jinduicheng Molybdenum Group Co., Ltd. - Class A	14	58
Jinko Solar Co., Ltd. - Class A (a)	66	46
Jinneng Holding Shanxi Coal Industry Co., Ltd. - Class A	13	34
Jointown Pharmaceutical Group Co., Ltd. - Class A	53	37
Juneyao Airlines Co., Ltd. - Class A	20	30
Kanzhun Limited (b)	62	408
KE Holdings Inc.	194	935
Keboda Technology Co., Ltd. - Class A	1	8
Kingdee International Software Group Company Limited (a)	271	207
Kingfa Sci. & Tech. Co., Ltd. - Class A	18	41
Kingnet Network Co., Ltd. - Class A	12	28
Kingsoft Corp Ltd	97	276
Knowledge Atlas Technology Joint Stock Company Limited - Class H (a) (b) (c)	4	1,196
Kuaishou Technology (c)	291	1,557
Kuang-Chi Technologies Co., Ltd. - Class A	17	76
Kunlun Energy Company Limited	388	318
Kweichow Moutai Co., Ltd. - Class A	10	1,678
Laopu Gold Co., Ltd. - Class H (b) (c)	5	200
LB Group Co., Ltd. - Class A	22	52
Lenovo Group Limited	561	1,668
Levima Advanced Materials Corporation - Class A	9	35
Li Auto Inc. - Class A (a) (b)	112	655
Li Ning Company Limited	223	422
Liaoning Port Co., Ltd. - Class A	185	38
Lingyi Itech (Guangdong) Company - Class A	71	182
Livzon Pharmaceutical Group Inc. - Class A	3	12
Livzon Pharmaceutical Group Inc. - Class H (b)	11	32
Longfor Group Holdings Limited (b)	249	191
LONGi Green Energy Technology Co., Ltd. - Class A (a)	59	113
Loongson Technology Corporation Limited - Class A (a)	3	69
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	56	580
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	11	121
Mao Geping Cosmetics Co., Ltd. - Class H (b)	15	100
Meituan - Class B (a) (c)	560	4,915
Metallurgical Corporation of China Ltd. - Class A	127	46
Metallurgical Corporation of China Ltd. - Class H (b)	330	56
Midea Group Co., Ltd. - Class A	51	570
Midea Group Co., Ltd. - Class H (c)	52	547
Mingyang Smart Energy Group Co., Ltd. - Class A	34	59
Minmetals Capital Company Limited - Class A	40	27
MIXUE Group - Class H (a) (b)	4	120
Montage Technology Co., Ltd. - Class A	9	436
Montage Technology Co., Ltd. - Class H	4	260
Muyuan Foods Co., Ltd. - Class A	56	288
Nangfang Science City Development Co., Ltd. - Class A	19	48
Nanjing Iron and Steel Co., Ltd. - Class A	37	25
Nanjing Securities Co., Ltd. - Class A	23	22
NARI Technology Co., Ltd. - Class A	66	223
National Silicon Industry Group Co., Ltd. - Class A (a)	36	211
Naura Technology Group Co., Ltd. - Class A	6	832
NetEase, Inc.	183	4,731
New China Life Insurance Company Ltd. - Class A	15	132
New China Life Insurance Company Ltd. - Class H	101	598
New Hope Liuhe Co., Ltd. - Class A	17	16
New Oriental Education & Technology Group Inc. (c)	142	649
Nexchip Semiconductor Corporation - Class A (a)	16	141
NGVI Co., Ltd. - Class A	35	161
NGVI Co., Ltd. - Class H (b)	26	102
Ninestar Corporation - Class A (a)	12	29
Ningbo Deye Technology Co., Ltd. - Class A	13	206
Ningbo Joyson Electronic Corp. - Class A	10	32
Ningbo Orient Wires & Cables Co., Ltd - Class A	6	37
Ningbo Sanxing Medical Electric Co., Ltd. - Class A	9	20
Ningbo Tuopu Group Co., Ltd. - Class A	12	102
Ningbo Zhoushan Port Co., Ltd. - Class A	120	56
Ningxia Baofeng Energy Group Co., Ltd. - Class A	45	134
NIO, Inc. - Class A (a)	188	947
Nongfu Spring Co., Ltd. - Class H (c)	184	934
Offshore Oil Engineering Co., Ltd. - Class A	38	28
OFILM Group Co., Ltd. - Class A (a)	20	28
OmniVision Integrated Circuits Group, Inc. - Class A	8	117
Oppein Home Group Inc. - Class A	5	22

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Orbbec Inc. - Class A (a)	3	66
Orient Securities Company Limited - Class A	72	100
Orient Securities Company Limited - Class H (c)	89	63
Oriental Pearl Group Co., Ltd. - Class A	33	41
Pacific Securities Co., Ltd, The - Class A (a)	46	23
Pangang Group Steel Vanadium & Titanium Co., Ltd. - Class A (a)	74	36
PDD Holdings Inc. - ADR (a)	79	6,011
People's Insurance Company (Group) of China Limited, The - Class H	895	537
Perfect World Co., Ltd. - Class A	22	41
PetroChina Company Limited - Class H	2,165	2,343
PICC Property and Casualty Company Limited - Class H	675	1,236
Ping An Bank Co., Ltd. - Class A	143	213
Ping An Insurance (Group) Company of China, Ltd. - Class A	85	597
Ping An Insurance (Group) Company of China, Ltd. - Class H	617	4,038
Piotech, Inc. - Class A (d)	2	294
Poly Developments and Holdings Group Co., Ltd. - Class A	96	66
Pop Mart International Group Limited (b) (c)	68	1,357
Postal Savings Bank of China Co., Ltd. - Class H (c)	1,178	688
Power Construction Corporation of China - Class A	116	80
Proya Cosmetics Co., Ltd. - Class A	4	31
Qingdao Port International Co., Ltd. - Class A	8	10
Qingdao Port International Co., Ltd. - Class H (c)	71	57
Qinghai Salt Lake Industry Co., Ltd - Class A (a)	47	210
QuantuMcTek Co., Ltd - Class A	1	60
Quzhou Xin'an Development Co., Ltd. - Class A (a)	64	27
Radio And Television Yuntong Group Co., Ltd - Class A	25	35
Raytron Technology Co., Ltd. - Class A	6	147
RemeGen Co., Ltd. - Class A (a)	3	65
RemeGen Co., Ltd. - Class H (a) (c)	18	172
Rockchip Electronics Co., Ltd. - Class A	2	47
Rongsheng Petrochemical Co., Ltd. - Class A	57	91
Ruyi Film Entertainment Company Limited - Class A (a)	19	27
SAIC Motor Corporation Limited - Class A	92	133
Sailun Group Co., Ltd. - Class A	26	44
Sanan Optoelectronics Co., Ltd. - Class A	48	151
SANY Heavy Industry Co., Ltd. - Class A	76	194
SANY Heavy Industry Co., Ltd. - Class H (c)	58	136
Satellite Chemical Co., Ltd. - Class A	30	105
SDIC Capital Co., Ltd. - Class A	53	51
SDIC Power Holdings Co., Ltd. - Class A	84	164
Seazen Holdings Co., Ltd. - Class A (a)	23	35
SeeWay.ai Co., Ltd. - Class A (a)	19	18
Semiconductor Manufacturing Electronics (Shaoxing) Corporation. - Class A (a)	80	125
Seres Co., Ltd. - Class A	15	135
Shaanxi Coal Industry Company Limited - Class A	74	222
Shaanxi Energy Investment Co., Ltd. - Class A	28	42
Shandong Gold Group Co., Ltd. - Class A	20	69
Shandong Gold Group Co., Ltd. - Class H (c)	111	238
Shandong Hi-Speed Group Co., Ltd. - Class A	19	31
Shandong Nanshan Aluminium Co., Ltd. - Class A	90	53
Shandong Sun Paper Co., Ltd. - Class A	22	41
Shanghai Aiko Solar Energy Co., Ltd. - Class A (a)	13	26
Shanghai Allist Pharmaceuticals Co., Ltd. - Class A	3	48
Shanghai Baosight Software Co., Ltd - Class A	15	38
Shanghai Baosight Software Co., Ltd - Class B	113	91
Shanghai Biren Technology Co., Ltd. - Class H (a) (b) (c)	27	212
Shanghai BOCHU Electronic Technology Corporation Limited. - Class A	3	48
Shanghai Electric Group Company Limited - Class A	89	92
Shanghai Electric Group Company Limited - Class H	270	117
Shanghai Electric Power Co., Ltd. - Class A	24	52
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A	19	62
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H	47	91
Shanghai Fudan Microelectronics Group Co., Ltd. - Class A	5	54
Shanghai Fudan Microelectronics Group Co., Ltd. - Class H	26	104
Shanghai International Airport Co., Ltd. - Class A	31	107
Shanghai International Port(Group) Co., Ltd - Class A	100	70
Shanghai Jiangong Tufang Construction Co., Ltd. - Class A	27	9
Shanghai Jin Jiang International Hotels Co., Ltd. - Class A	10	27
Shanghai Junshi Biosciences Co., Limited - Class A (a)	6	31
Shanghai Junshi Biosciences Co., Limited - Class H (a) (b) (c)	21	44
Shanghai Lingang Holdings Co., Ltd - Class A	18	20
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class A	19	18
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class B	116	42
Shanghai M&G Stationery Inc. - Class A	10	30
Shanghai Moons' Electric Co., Ltd. - Class A	3	22
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	15	35
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	56	82
Shanghai Pudong Development Bank Co., Ltd. - Class A	256	325
Shanghai Putailai New Energy Technology Group Co., Ltd. - Class A	19	81
Shanghai RAAS blood products co., Ltd. - Class A	67	43
Shanghai Rural Commercial Bank Co., Ltd. - Class A	90	99
Shanghai Stonehill Technology Co., Ltd. - Class A	52	50
Shanghai United Imaging Healthcare Co., Ltd. - Class A	9	141
Shanghai Yto Express Co., Ltd. Dalian Branch - Class A	32	74
Shanghai Zhangjiang Hi-Tech Park Development Co., Ltd. - Class A	10	56
Shanxi Coal International Energy Group Co., Ltd. - Class A	18	28
Shanxi Coking Coal Energy Group Co., Ltd. - Class A	44	38
Shanxi Lu'an Environmental Energy Dev.Co., Ltd - Class A	20	42
Shanxi Xinghuacun Fenjiu Group., Ltd - Class A	11	172
Shenergy Company Limited - Class A	43	55
Shengyi Electronics Co., Ltd. - Class A	9	168
Shengyi Technology Co., Ltd. - Class A	19	488
Shennan Circuits Co., Ltd. - Class A	7	446
Shenwan Hongyuan Group Co., Ltd. - Class A	154	100
Shenwan Hongyuan Group Co., Ltd. - Class H (c)	184	59
Shenzhen Energy Group Co., Ltd. - Class A	34	31
Shenzhen Envicool Technology Co., Ltd. - Class A	12	139
Shenzhen Goodix Technology Co., Ltd. - Class A	4	36
Shenzhen Huaqiang Information Industry Co., Ltd. - Class A	13	60
Shenzhen Jingwang Electronics Co., Ltd. - Class A	12	126
Shenzhen JPT Opto-Electronics Co., Ltd. - Class A	1	56
Shenzhen Kaifa Technology Co., Ltd. - Class A	18	173
Shenzhen Kedali Industry Co.Limited - Class A	2	62
Shenzhen Megmeet Electric Co., Ltd - Class A	5	112
Shenzhen MTC Co., Ltd. - Class A	35	54
Shenzhen Salubris Pharmaceuticals Co., Ltd. - Class A	9	41
Shenzhen Techwinsemi Technology Co., Ltd - Class A	2	265
Shenzhen Transsion Holdings Co., Ltd. - Class A	9	76
Shenzhen Xunce Technology Co., Ltd. - Class H (a) (c)	9	139
Shenzhou International Group Holdings Limited	73	369
Shijiazhuang Changshan Beiming Technology Co., Ltd. - Class A	8	16
Shijiazhuang Yiling Pharmaceutical Co., Ltd - Class A	18	39

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
SICC Co., Ltd. - Class A (a)	5	133
Sichuan Biokin Pharmaceutical Co., Ltd. - Class A (a)	3	109
Sichuan Changhong Electric Co., Ltd. - Class A	41	43
Sichuan Chuantou Energy Co,.Ltd. - Class A	27	56
Sichuan Hongda Co., Ltd. - Class A (a)	28	45
Sichuan Huafeng Technology Co., Ltd. - Class A (a)	4	108
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	10	56
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd. - Class H (a) (b)	3	145
Sichuan New Energy Power Company Limited - Class A	17	30
Sichuan Road & Bridge (Group) Co., LTD - Class A	44	51
Sieyuan Electric Co., Ltd. - Class A	5	138
Sinolink Securities Co., Ltd. - Class A	23	29
Sinoma Science & Technology Co., Ltd. - Class A	14	192
Sinomach Heavy Equipment Group Co., Ltd. - Class A (a)	48	25
Sinomine Resource Group Co., Ltd. - Class A	6	49
Sinopec Oilfield Service Corporation - Class A (a)	123	37
Sinopec Shanghai Petrochemical Company Limited - Class A	40	17
Sinopec Shanghai Petrochemical Company Limited - Class H	390	54
Sinopharm Group Co. Ltd. - Class H	134	273
Sinotrans Limited - Class A	51	37
Sinotrans Limited - Class H	189	92
Sinotruk (Hong Kong) Limited	81	401
SKSHU Paint Co., Ltd. - Class A	8	28
Skyverse Technology Co., Ltd. - Class A (a)	3	186
Smoore International Holdings Limited (b) (c)	183	164
Soochow Securities Company Limited - Class A	55	65
Southwest Securities Co., Ltd. - Class A	13	8
SPIC Industry-Finance Holdings Co., Ltd - Class A	26	21
Spring Airlines Co., Ltd. - Class A	3	20
Starpower Semiconductor Ltd. - Class A	2	54
State Grid Xinyuan Company Ltd. - Class A	39	27
Sunny Optical Technology (Group) Company Limited	77	601
Sunshine City Group Co., Ltd. - Class A	92	67
Sunshine Guojian Pharmaceutical (Shanghai) Co., Ltd. - Class A	6	44
Suzhou Centec Communications Co Ltd. - Class A (a)	3	193
Suzhou Dongshan Precision Manufacturing Co., Ltd. - Class A (a)	14	554
Suzhou Everbright Photonics Co., Ltd. - Class A (a)	1	104
TAL Education Group - Class A - ADR (a)	44	419
Talkweb Information System Co., Ltd. - Class A (a)	10	41
Tasly Pharmaceutical Group Co., Ltd. - Class A	13	25
TBEA Co., Ltd. - Class A	54	180
TCL Technology Group Corporation - Class A	164	141
TCL Zhonghuan Renewable Energy Technology Co., Ltd - Class A (a)	73	130
Tencent Holdings Limited	637	35,260
Tencent Music Entertainment Group	123	519
Tianfeng Securities Co., Ltd. - Class A (a)	58	29
Tianjin Zhongxin Pharmaceutical Group Co., Ltd.	20	54
Tianjin Zhongxin Pharmaceutical Group Co., Ltd. - Class A	6	34
Tianneng Battery Group Co., Ltd - Class A	4	12
Tianqi Lithium Industry Co., Ltd - Class A (a)	10	92
Tianqi Lithium Industry Co., Ltd - Class H (a) (b)	24	125
Tianshan Aluminum Group Co., Ltd. - Class A	37	59
Tianshan Material Co., Ltd. - Class A (a)	30	16
Tianshui Huatian Technology Co., Ltd. - Class A	30	100
Tingyi (Cayman Islands) Holding Corp.	187	233
Tongfu Microelectronics Co., Ltd. - Class A	12	137
Tongkun Group Co., Ltd. - Class A	16	51
Tongling Nonferrous Metals Group Co., Ltd. - Class A	133	125
Tongwei Co., Ltd - Class A (a)	32	57
Trina Solar Co., Ltd. - Class A (a)	15	31
Trip.com Group Limited	57	2,269
Tsinghua Tongfang Co., Ltd. - Class A	32	33
Tsingtao Brewery Co. Ltd. - Class A	5	41
Tsingtao Brewery Co. Ltd. - Class H	72	396
Ubtech Robotics Corp Ltd - Class H (a) (b)	24	324
Unigroup Guoxin Microelectronics Co., Ltd. - Class A	11	144
Uni-President China Holdings Ltd (b)	131	113
Unisplendour Corporation Limited - Class A	28	120
Universal Scientific Industrial ( Shanghai ) Co., Ltd. - Class A	21	99
Verisilicon Microelectronics (Shanghai) Co., Ltd. - Class A (a)	5	288
Vipshop (China) Co., Ltd - ADR	29	381
Wanhua Chemical Group Co., Ltd. - Class A	23	228
Want Want China Holdings Limited	538	233
Wanxiang Qianchao Co., Ltd. - Class A	27	51
Weichai Power Co., Ltd. - Class A	48	195
Weichai Power Co., Ltd. - Class H	213	931
Western Mining Co., Ltd. - Class A	12	47
Western Securities Co., Ltd. - Class A	16	16
Western Superconducting Technologies Co., Ltd. - Class A	—	—
Wintime Energy Group Co., Ltd. - Class A (a)	143	34
Wolong Electric Group Co., Ltd. - Class A	11	52
Wuchan Zhongda Group Co., Ltd. - Class A	44	31
Wuhan Dameng Database Co., Ltd. - Class A	1	48
Wuhan Guide Infrared Co., Ltd. - Class A (a)	10	19
Wuliangye Yibin Co., Ltd. - Class A	30	329
WUS Printed Circuit (Kunshan) Co., Ltd. - Class A	19	428
WuXi AppTec Co., Ltd. - Class A	17	319
WuXi AppTec Co., Ltd. - Class H (c)	44	863
Wuzhou Minovo Co., Ltd. - Class A	20	22
XCMG Construction Machinery Co., Ltd. - Class A	77	92
Xiamen Amoytop Biotech Co., Ltd. - Class A	3	25
Xiamen C&D Inc. - Class A	28	33
Xiamen Faratronic Co., Ltd. - Class A	2	51
Xiamen Tungsten Co., Ltd. - Class A	12	146
Xiaomi Corporation (a) (c)	1,757	4,866
Xinjiang Daqo New Energy Co. Ltd. - Class A (a)	15	39
Xinyi Solar Holdings Limited	1,056	278
XPeng Inc. - Class A (a)	125	826
XtalPi Holdings Limited (a) (b)	260	256
Yadea Group Holdings Ltd (c)	116	132
Yangtze Optical Fibre And Cable Joint Stock Limited Company - Class A	3	217
Yangtze Optical Fibre And Cable Joint Stock Limited Company - Class H (c)	41	1,341
Yangzijiang Shipbuilding (Holdings) Ltd.	278	739
Yankuang Energy Group Company Limited - Class A	44	115
Yankuang Energy Group Company Limited - Class H	329	464
Yantai Jereh Oilfield Service Group Co., Ltd. - Class A	8	181
Yifeng Pharmacy Chain Co., Ltd. - Class A	1	3
Yongan Futures Co., Ltd. - Class A	33	61
Yonghui Superstores Co., Limited - Class A (a)	67	28
Youngor Group Co., Ltd. - Class A	57	64
Yuanjie Semiconductor Technology Co., Ltd. - Class A	1	277
Yum China Holdings, Inc.	34	1,393
YUNDA Holding Group Co., Ltd. - Class A	29	27
Yunnan Aluminium Co,Ltd. - Class A	26	84
Yunnan Baiyao Industrial Co., Ltd. - Class A	16	111
Yunnan Chihong Zinc And Germanium Co., Ltd. - Class A	44	78
Yunnan Energy New Material Co., Ltd. - Class A (a)	10	97
Yunnan Tin Co., Ltd. - Class A	14	88
Yunnan Yuntianhua Co., Ltd. - Class A	16	73
Yutong Bus Co., Ltd. - Class A	19	76
Zangge Mining Company Limited - Class A	10	106
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A	5	73
Zhaojin Mining Industry Co., Ltd. - Class H	173	363
Zhejiang China Commodities City Group Co., Ltd. - Class A	37	56
Zhejiang Chint Electric Co., Ltd. - Class A	13	50
Zhejiang Dahua Technology Co., Ltd. - Class A	28	68

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Zhejiang Dingli Machinery Co., Ltd. - Class A	4	25
Zhejiang Grandwall Electric Science&Technology Co., Ltd. - Class A (a)	32	91
Zhejiang Huahai Pharmaceutical Co., Ltd. - Class A	16	33
Zhejiang Huayou Cobalt Co., Ltd. - Class A	12	83
Zhejiang Juhua Co., Ltd. - Class A	21	161
Zhejiang Leapmotor Technology Co., Ltd. - Class H (a)	64	283
Zhejiang Longsheng Group Co., Ltd. - Class A	24	42
Zhejiang NHU Company Ltd. - Class A	32	136
Zhejiang Rongtai Electric Material Co., Ltd. - Class A	4	36
Zhejiang Sanhua Intelligent Controls Co., Ltd - Class A	23	151
Zhejiang Sanhua Intelligent Controls Co., Ltd - Class H (b)	59	201
Zhejiang SUPCON Technology Co., Ltd. - Class A	7	130
Zhejiang Supor Co., Ltd. - Class A	6	32
Zhejiang Wanfeng Auto Wheel Co., Ltd. - Class A	24	39
Zhejiang Weiming Environment Protection Co., Ltd. - Class A	16	36
Zhejiang Zheneng Electric Power Co., Ltd - Class A	59	46
Zheshang Securities Co., Ltd. - Class A	38	53
Zhongjin Gold Corporation Limited - Class A	38	102
Zhongtai Securities Co., Ltd. - Class A	24	18
Zhuzhou CRRC Times Electric Co., Ltd. - Class A	3	26
Zhuzhou CRRC Times Electric Co., Ltd. - Class H	42	214
Zijin Mining Group Co., Ltd. - Class A	157	583
Zijin Mining Group Co., Ltd. - Class H	574	2,022
ZJLD Group Inc.	71	66
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class A	42	44
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H (b)	199	175
ZTE Corporation - Class A	33	176
ZTE Corporation - Class H (b)	90	264
ZTO Express (Cayman) Inc. (c)	39	849
		262,116
India 12.3%
ABB India Limited	6	413
Abbott India Limited	1	148
Adani Energy Solutions Limited (a)	39	615
Adani Enterprises Limited	47	1,514
Adani Gas Limited	27	207
Adani Green Energy (UP) Limited (a)	38	607
Adani Ports and Special Economic Zone Limited	92	1,760
Adani Power Limited (a)	494	1,169
Aditya Birla Capital Limited (a)	96	400
Alkem Laboratories Limited	7	419
Ambuja Cements Limited	77	345
Apollo Hospitals Enterprise Limited	12	1,070
Ashok Leyland Limited	303	508
Asian Paints Limited	73	2,049
Astral Limited	15	218
AU Small Finance Bank Limited (c)	57	629
Aurobindo Pharma Ltd	33	546
Avenue Supermarts Limited (a) (c)	17	768
Axis Bank Limited	239	3,405
Bajaj Auto Limited	7	726
Bajaj Finance Limited	291	3,092
Bajaj Finserv Limited	41	775
Bajaj Holdings & Investment Limited	3	298
Bajaj Housing Finance Limited (a)	79	74
Balkrishna Industries Limited	8	174
Bank of Baroda Limited, The	109	313
Bank of India	89	132
Berger Paints India Limited	28	151
Bharat Electronics Limited	371	1,619
Bharat Forge Ltd	26	595
Bharat Heavy Electricals Limited	148	651
Bharat Petroleum Corporation Limited	216	694
Bharti Airtel Limited	331	6,495
Bharti Hexacom Limited	10	158
Billionbrains Garage Ventures Private Limited (a)	77	166
Biocon Limited	77	340
Bosch Limited	1	380
Britannia Industries Ltd	14	782
Canara Bank	196	260
CG Power and Industrial Solutions Limited	73	738
Cholamandalam Investment and Finance Company Limited	45	857
Cipla Limited	58	896
Coal India Ltd Govt Of India Undertaking	234	1,087
Colgate-Palmolive (India) Limited	14	291
Container Corporation	38	193
Coromandel International Limited	12	264
CRISIL Limited	2	74
Cummins India Limited	14	854
Dabur India Limited	77	345
Divis Laboratories Limited	15	1,017
Dixon Technologies (India) Limited	4	486
DLF Limited	85	560
Dr. Reddy's Laboratories Limited	61	873
Eicher Motors Limited	16	1,192
Eternal Limited (a)	483	1,355
Federal Bank Ltd, The	183	641
Fortis Healthcare Limited	51	515
FSN E-Commerce Ventures Private Limited (a)	146	481
GAIL (India) Limited	281	516
GE Vernova T&D India Limited	13	693
Glenmark Pharmaceuticals Limited	15	339
GMR Airports Limited (a)	274	325
Godrej Consumer Products Limited	41	439
Godrej Properties Limited	14	285
Grasim Industries Ltd	38	1,264
Havells India Limited	24	296
HCL Technologies Limited	115	1,308
HDB Financial Services Limited	26	209
HDFC Asset Management Company Limited	20	564
HDFC Bank Limited	1,192	10,065
HDFC Life Insurance Company Limited (c)	103	626
Hero MotoCorp Limited	14	704
Hindalco Industries Limited	153	1,553
Hindustan Aeronautics Limited	19	895
Hindustan Petroleum Corporation Limited	106	445
Hindustan Unilever Limited	91	2,038
Hindustan Zinc Limited	51	289
Hitachi Energy India Limited	1	488
Hyundai Motor India Limited	15	312
ICICI Bank Limited	554	8,055
ICICI Lombard General Insurance Company Limited (c)	27	500
ICICI Prudential Life Insurance Company Limited (c)	35	182
IDFC First Bank Limited	671	564
Indian Bank	24	208
Indian Hotels Company Limited, The	98	744
Indian Oil Corporation Limited	434	641
Indian Railway Catering And Tourism Corporation Limited	35	187
Indian Railway Finance Corporation Limited	182	174
Indian Renewable Energy Development Agency Limited	57	77
Indus Towers Limited	131	546
IndusInd Bank Ltd.	60	587
Info Edge (India) Limited	42	433
Infosys Limited	422	4,462
Interglobe Aviation Limited (c)	23	1,298
ITC Hotels Limited	100	192
ITC Limited	289	877
Jindal Stainless Limited	40	293
Jindal Steel Limited	40	449
Jio Financial Services Limited	324	812
JSW Energy Limited	57	352
JSW Infrastructure Limited	36	123
JSW Steel Limited	125	1,623
Jubilant Foodworks Limited	34	152
Kalyan Jewellers India Limited	40	163
Kotak Mahindra Bank Limited	560	2,307
L&T Finance Holdings Limited	93	307

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
L&T Technology Services Limited	3	84
Larsen and Toubro Limited (c)	10	370
Larsen and Toubro Limited	70	3,090
Lenskart Solutions Limited (a)	28	155
LG Electronics India Limited (a)	11	181
Linde India Limited	2	130
Lloyds Metals and Energy Limited	14	269
Lodha Developers Limited	32	322
Lupin Limited	24	612
Mahindra and Mahindra Limited	102	3,317
Mankind Pharma Limited	12	323
Marico Limited	66	588
Maruti Suzuki India Limited	14	2,059
Max Healthcare Institute Limited	71	853
Mazagon Dock Shipbuilders Limited	8	199
Meesho Limited (a)	182	371
Motilal Oswal Financial Services Limited	22	222
Mphasis Limited	15	354
MRF Limited	—	453
Multi Commodity Exchange of India Limited	13	392
Muthoot Finance Limited	11	352
National Aluminium Co Ltd	93	336
Nestle India Limited	73	1,090
NHPC Limited	352	303
NMDC Limited	332	300
NTPC Green Energy Limited (a)	67	68
NTPC Limited	499	1,886
Oberoi Realty Limited	12	234
Oil and Natural Gas Corporation Limited	437	1,084
Oil India Limited	62	273
One 97 Communications Limited (a)	40	486
Oracle Financial Services Software Limited	3	302
Page Industries Limited	1	265
Patanjali Foods Limited	43	185
PB Fintech Limited (a)	35	604
Persistent Systems Limited	11	527
Petronet LNG Limited	85	251
Phoenix Mills Limited, The	23	480
PI Industries Limited	11	285
Pidilite Industries Limited	53	891
Piramal Finance Limited	11	260
Polycab India Limited	6	678
Power Finance Corporation Limited	135	609
Power Grid Corporation of India Limited	466	1,410
Premier Energies Limited	15	166
Prestige Estates Projects Limited	16	268
Procter & Gamble Hygiene and Health Care Limited	1	92
Punjab National Bank	300	339
Rail Vikas Nigam Limited	51	127
REC Limited	126	486
Reliance Industries Limited	798	10,932
Samvardhana Motherson International Limited	520	818
SBI Cards And Payment Services Limited	28	178
SBI Life Insurance Company Limited (c)	42	786
Schaeffler India Limited	4	170
Shree Cement Limited	2	492
Shriram Finance Limited	145	1,602
Siemens Energy India Limited	10	385
Siemens Limited	10	379
Solar Industries Limited	3	534
Sona BLW Precision Forgings Limited	37	243
SRF Limited	13	378
State Bank of India	199	2,165
Steel Authority of India Limited	171	315
Sun Pharma Advanced Research Company Limited	113	2,220
Sundaram Finance Limited	11	521
Supreme Industries Limited, The	6	200
Suzlon Energy Limited (a)	1,308	818
Swiggy Limited (a)	179	454
Tata Capital Limited	54	208
Tata Communications Limited	11	231
Tata Consultancy Services Limited	109	2,339
Tata Consumer Products Limited	69	782
Tata Motors Limited	217	976
Tata Motors Passenger Vehicles Limited	218	813
Tata Power Company Limited, The	180	732
Tata Steel Limited	861	1,715
Tech Mahindra Limited	65	967
Thermax Limited.	4	239
Titan Company Limited	43	1,996
Torrent Pharmaceuticals Ltd	10	506
Torrent Power Limited	20	305
Trent Limited	29	996
Tube Investments of India Limited	13	414
TVS Motor Company Limited	25	902
UltraTech Cement Limited	14	1,657
Union Bank of India	149	273
United Breweries Limited	8	116
United Spirits Limited	34	480
UNO Minda Limited	21	246
UPL Limited	67	406
Varun Beverages Limited	147	791
Vedanta Limited	183	543
Vishal Mega Mart Limited (a)	290	363
Vodafone Idea Limited (a)	3,251	500
Voltas Limited	22	301
Waaree Energies Limited	11	332
Wipro Limited	301	550
Yes Bank Limited (a)	2,209	567
Zydus Lifesciences Limited	24	280
		171,442
South Africa 2.4%
ABSA Group	89	1,244
Bid Corporation	35	944
Bidvest Group, The (b)	34	492
Capitec Bank Holdings	10	2,880
Clicks Group	23	319
Discovery	54	869
FirstRand Limited	608	3,608
Gold Fields Limited	94	3,135
Harmony Gold Mining Company	59	907
Impala Platinum Holdings	90	945
Kumba Iron Ore Ltd (c)	5	95
MTN Group	181	2,530
Naspers Limited - Class N	78	3,930
Nedbank Group Limited	48	791
Northam Platinum Limited	38	540
OM Residual UK Ltd	416	340
Outsurance Group	82	394
Pepkor Holdings (c)	359	487
Remgro	52	621
Sanlam	194	1,047
Sasol (a)	59	584
Shoprite Holdings	49	884
Sibanye Stillwater (b)	294	620
Standard Bank Group	141	2,788
Valterra Platinum	28	1,882
Vodacom Group (b)	56	516
		33,392
Saudi Arabia 2.2%
Acwa Power Company (a)	15	757
ADES Holding Company	48	240
Al Nahdi Medical Co	5	123
Al Rajhi Banking and Investment Corporation	303	5,317
Alinma Bank	152	989
Almarai Company	48	577
Arab National Bank	85	472
Arabian Internet and Communications Services Co.	2	130
Bank AlBilad	71	459
Bank Aljazira	61	189
Banque Saudi Fransi	117	606
BUPA Arabia for Cooperative Insurance Company	8	382
Dar AL-Arkan Real Estate Development Company (a)	56	269
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	11	598
Elm Company	3	465
Etihad Etisalat Company	37	588
Jabal Omar Development Company (a)	69	277

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Jarir Marketing Company	56	248
Makkah Construction & Development Company	10	231
Mouwasat Medical Services Company	11	185
Rabigh Refining and Petrochemical Company (a)	41	134
Riyad Bank	204	1,082
SAL Saudi Logistics Services Company	2	106
Santana Mining Inc. (a)	130	2,056
Saudi Arabian Fertilizer Company	24	789
Saudi Arabian Oil Company (c)	592	4,110
Saudi Aramco Base Oil Company Luberef	5	161
Saudi Basic Industries Corporation	90	1,238
Saudi British Bank	105	906
Saudi Electricity Company	73	347
Saudi International Petrochemical Company (Sipchem)	33	124
Saudi National Bank, The	298	3,069
Saudi Tadawul Group Holding Company	5	186
Saudi Telecom Company	196	2,263
The Company For Cooperative Insurance	7	265
The Saudi Investment Bank	61	218
Umm Al Qura For Development And Construction Company (a)	46	221
Yanbu National Petrochemical Company (Yansab)	25	195
		30,572
Brazil 2.1%
Ambev S.A.	453	1,429
B3 S.A. - Brasil, Bolsa, Balcao	513	1,443
Banco Bradesco S/A.	166	505
Banco BTG Pactual S.A.	146	1,535
Banco do Brasil S.A.	177	686
BB Seguridade Participacoes S.A.	68	514
Caixa Seguridade Participacoes S/A	51	194
Centrais Eletricas Brasileiras S/A - Eletrobras	110	1,155
Companhia De Saneamento Basico Do Estado De Sao Paulo-Sabesp	250	1,436
Companhia Energetica de Minas Gerais-CEMIG	35	107
Companhia Paranaense De Energia	197	574
CPFL Energia S/A	18	152
Embraer S.A.	69	1,098
Energisa S.A.	32	299
ENGIE Brasil Energia S.A.	35	236
Equatorial Energia S.A.	129	976
Itausa S.A.	111	291
Localiza Rent A Car S/A	93	748
Motiva Infraestrutura De Mobilidade S.A.	97	274
Petrobras Distribuidora S/A.	117	676
Petroleo Brasileiro S/A Petrobras.	361	2,917
Porto Seguro S.A.	17	175
Prio S.A. (a)	84	845
Raia Drogasil S.A.	141	457
Rede D'or Sao Luiz S.A.	152	1,024
Rumo S.A.	109	283
Suzano S.A.	67	514
Telefonica Brasil S.A.	84	555
TIM S.A.	84	356
Vale S.A.	375	5,664
WEG S.A.	163	1,485
		28,603
United Arab Emirates 1.7%
Abu Dhabi Commercial Bank PJSC	327	1,292
Abu Dhabi Islamic Bank	151	849
Abu Dhabi National Oil Company	324	346
Adnoc Drilling Company PJSC	263	411
ADNOC Logistics & Services PLC	168	276
AFORTI Holding S.A. (a)	329	268
Aldar Properties PJSC	385	869
Alpha Dhabi Holding	157	338
Dubai Electricity and Water Authority	961	728
Dubai Islamic Bank PSC Br.	299	606
Emaar Development LLC	89	335
Emaar Properties PJSC	638	2,072
Emirates Integrated Telecommunications Company PJSC	135	420
Emirates NBD Bank PJSC	252	2,029
Emirates Telecommunications Group Company (Etisalat Group) PJSC	360	1,885
First Abu Dhabi Bank PJSC	454	2,105
International Holdings Company PJSC - Dubai Branch (a)	76	7,906
Mashreqbank PSC	2	142
Salik Company PJSC (c)	178	285
Two Point Zero Group PJSC (a)	1,668	1,000
		24,162
Mexico 1.6%
America Movil, S.A.B. De C.V.	1,841	2,393
Arca Continental S.A.B. de C.V.	89	1,065
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	316	542
CEMEX S.A.B. de C.V. - Series A	1,525	1,832
Coca-Cola FEMSA, S.A.B. de C.V.	56	590
El Puerto De Liverpool, S.A.B. De C.V. (b)	21	125
Fomento Economico Mexicano, S.A. B. De C.V.	205	2,622
GRUMA, S.A.B. de C.V. - Class B	19	302
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	37	940
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	17	528
Grupo Bimbo S.A.B. de C.V. - Class A (b)	137	447
Grupo Carso, S.A.B. De C.V.	58	436
Grupo Comercial Chedraui, S.A.B. de C.V.	27	140
Grupo Financiero Banorte, S.A.B. de C.V.	294	3,110
Grupo Financiero Inbursa, S.A.B. de C.V.	238	564
Grupo Mexico, S.A.B. de C.V. - Class B	337	3,808
Industrias Penoles, S.A.B. de C.V.	20	891
Kimberly - Clark De Mexico S.A.B. De C.V. - Class A (b)	159	351
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	17	271
Wal-Mart de Mexico, S.A.B. de C.V.	510	1,495
		22,452
Malaysia 1.3%
99 Speed Mart Retail Holdings Berhad	157	137
Ammb Holdings Berhad	329	515
Axiata Group Berhad	240	124
Celcomdigi Berhad	431	282
CIMB Group Holdings Berhad	915	1,667
Gamuda Berhad	561	602
Hong Leong Bank Berhad	79	414
Hong Leong Financial Group Berhad	24	106
IHH Healthcare Berhad	278	573
IOI Corporation Berhad	305	316
KLCC Property Holdings Berhad	99	219
Kuala Lumpur Kepong Berhad	54	282
Kumpulan Sime Darby Berhad	366	192
Malayan Banking Berhad	788	2,087
Maxis Communications Berhad	311	258
MISC Berhad	224	430
Mr D.I.Y. Group (M) Berhad	402	162
Nestle (Malaysia) Berhad	6	131
Petronas Chemicals Group Berhad	287	285
PETRONAS Dagangan Berhad	38	174
PETRONAS Gas Berhad	92	393
PPB Group Berhad	64	145
Press Metal Aluminium (Australia) Pty Ltd	477	899
Public Bank Berhad	1,679	1,976
QL Resources Berhad	165	152
RHB Bank Berhad	415	845
SD Guthrie Berhad	204	299
Sunway City SDN. BHD.	310	391
Sunway Healthcare Holdings Berhad (a)	1,130	502
Telekom Malaysia Berhad	254	464
Tenaga Nasional Berhad	535	1,876
Westports Holdings Berhad	96	143
YTL Corporation Berhad	555	279
YTL Power International Berhad	324	332
		17,652
Thailand 1.1%
Advanced Info Service PLC. - NVDR	54	596
Advanced Info Service PLC.	58	640

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Airports of Thailand Public Company Limited	159	310
Airports of Thailand Public Company Limited - NVDR (b)	270	527
Bangkok Bank Public Company Limited - NVDR	64	349
Bangkok Dusit Medical Services Public Company Limited.	433	253
Bumrungrad Hospital Public Company Limited - NVDR	49	277
Bumrungrad Hospital Public Company Limited	—	1
Central Pattana Public Company Limited	62	125
Central Pattana Public Company Limited - NVDR (b)	121	244
Central Retail Corporation Public Company Limited - NVDR (b)	214	152
Central Retail Corporation Public Company Limited	93	67
Charoen Pokphand Foods Public Company Limited	234	139
CP ALL Public Company Limited - NVDR	303	429
CP ALL Public Company Limited	145	205
CP Axtra Public Company Limited - NVDR	165	74
Delta Electronics (Thailand) Public Company Limited	390	3,886
Delta Electronics (Thailand) Public Company Limited - NVDR	104	1,040
Gulf Energy Development Public Company Limited - NVDR	436	813
Gulf Energy Development Public Company Limited	342	638
Indorama Ventures Public Company Limited - NVDR (b)	271	180
KASIKORNBANK Public Company Limited	87	571
Krungthai Bank Public Company Limited	323	372
Minor International Public Company Limited - NVDR (b)	228	170
Minor International Public Company Limited	164	123
PTT Exploration And Production Public Company Limited (b)	131	528
PTT Oil And Retail Business Public Company Limited - NVDR (b)	383	145
PTT Public Company Limited	320	342
PTT Public Company Limited - NVDR (b)	605	647
Siam Commercial Bank Public Company Limited, The - NVDR (b)	84	376
Siam Commercial Bank Public Company Limited, The	16	72
Thai Airways International Public Company Limited - NVDR	834	169
Thai Life Insurance Public Company Limited - NVDR	270	94
The Siam Cement Public Company Limited	26	195
TMB Bank Thanachart Public Company Limited	4,104	304
True Corporation Public Company Limited - NVDR	1,442	563
		15,616
Indonesia 0.6%
PT. Alamtri Resources Indonesia	1,260	160
PT. Amman Mineral Internasional (a)	884	154
PT. Aneka Tambang	822	120
PT. Astra International	1,759	447
PT. Bank Central Asia Tbk	5,636	1,754
PT. Bank Mandiri (Persero) Tbk.	3,547	767
PT. Bank Negara Indonesia (persero)	1,592	282
PT. Bank Rakyat Indonesia (Persero) Tbk	6,504	996
PT. Barito Pacific Tbk.	2,732	199
PT. Barito Renewables Energy	1,653	287
PT. Bumi Resources Minerals (a)	9,132	244
PT. Chandra Asri Pacific	1,609	150
PT. Charoen Pokphand Indonesia	981	187
PT. Dian Swastatika Sentosa (a)	4,342	191
PT. Goto Gojek Tokopedia (a)	95,353	268
PT. Impack Pratama Industri (a)	1,283	100
PT. Indofood CBP Sukses Makmur	322	123
PT. Indofood Sukses Makmur	400	150
PT. Indosat	494	48
PT. Merdeka Copper Gold (a)	1,531	209
PT. Merdeka Gold Resources (a)	460	145
PT. Mora Telematika Indonesia (a)	876	343
PT. Pantai Indah Kapuk Dua	326	106
PT. Petrindo Jaya Kreasi	2,329	70
PT. Sumber Alfaria Trijaya	1,977	152
PT. Telekomunikasi Indonesia (Persero) Tbk.	5,046	666
PT. Trimegah Bangun Persada	864	38
PT. Unilever Indonesia, Tbk.	517	52
PT. United Tractors	147	189
		8,597
Kuwait 0.6%
Boubyan Bank K.S.C.P	208	426
Commercial Bank of Kuwait S.A.K., The	147	226
Gulf Bank K.S.C.P.	246	280
Kuwait Finance House KSCP	1,463	3,625
Mabanee Company (K.P.S.C)	83	248
Mobile Telecommunications Company. K.S.C.P	267	526
National Bank of Kuwait K.S.C.	945	2,460
		7,791
Qatar 0.5%
Dukhan Bank (Q.P.S.C.)	245	225
Industries Qatar (Q.P.S.C.)	305	921
Masraf Al Rayan	677	382
Mesaieed Petrochemical Holding Company (Q.P.S.C.)	576	183
Ooredoo (Q.P.S.C.)	115	418
Qatar Electricity & Water Company	67	264
Qatar Fuel (WOQOD)	77	297
Qatar Gas Transport Company Ltd.	363	429
Qatar International Islamic Bank (Q.P.S.C)	131	398
Qatar Islamic Bank (Q.P.S.C.)	183	1,097
Qatar National Bank (Q.P.S.C.)	452	2,143
The Commercial Bank (P.S.Q.C.)	374	416
		7,173
Turkey 0.5%
Akbank Turk Anonim Sirketi - Class A	323	534
Aselsan Inc. - Class A	128	949
BIM Birlesik Magazalar Anonim Sirketi - Class A	95	745
Coca-Cola Icecek Anonim Sirketi - Class A	77	138
Destek Finans Faktoring A.S. (a)	9	659
Enka Insaat Ve Sanayi Anonim Sirketi - Class A	95	184
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A	354	308
Ford Otomotiv Sanayi Anonim Sirketi - Class A	98	178
Haci Omer Sabanci Holding Anonim Sirketi - Class A	126	265
Katilimevim Tasarruf Finansman AS	132	494
Kiler Holding Anonim Sirketi (a)	32	61
KOC Holding Anonim Sirketi - Class A	89	370
Tofas Turk Otomobil Fabrikasi Anonim Sirketi - Class A	17	109
Turk Hava Yollari Anonim Ortakligi - Class A	73	510
Turk Telekomunikasyon Anonim Sirketi - Class A (a)	58	76
Turkcell Iletisim Hizmetleri Anonim Sirketi - Class A	114	263
Turkiye Garanti Bankasi Anonim Sirketi - Class A	59	174
Turkiye Is Bankasi Anonim Sirketi - Class C	800	255
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A	98	477
Turkiye Vakiflar Bankasi T.A.O. - Class A (a)	137	96
Yapi Ve Kredi Bankasi Anonim Sirketi - Class A (a)	323	279
		7,124
Greece 0.5%
Allwyn AG - Class R (b)	19	298
Alpha Bank S.A.	231	1,051
Eurobank S.A.	268	1,278
Hellenic Duty Free Shops Single Member S.A. - Class R (a) (d)	9	—
Hellenic Telecommunications Organization S.A. - Class R	19	422
Jumbo SA - Class R	12	314
Motor Oil (Hellas) Corinth Refineries S.A. - Class R	6	272
National Bank of Greece S.A. - Class R	91	1,580
Piraeus Bank S.A. (a)	84	875
Public Power Corporation S.A. - Class R	29	774
		6,864
Chile 0.4%
Banco de Credito e Inversiones	9	566
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Banco Internacional	4,697	920
Banco Santander Chile	6,248	512
Cencosud S.A.	128	296
Empresas Copec S.A.	44	272
Enel Americas S.A.	1,648	148
Enel Chile S.A.	2,339	205
Falabella S.A.	157	982
LATAM Airlines Group S.A.	37,403	1,088
Plaza S.A.	91	374
Quinenco S.A.	37	157
		5,520
Hong Kong 0.3%
C&D International Investment Group Limited (b)	96	165
Central New Energy Holding Group Limited (a) (b) (c)	118	128
China Resources Beer (Holdings) Company Limited	172	469
China Resources Power Holdings Company Limited (b)	219	474
Chow Tai Fook Jewellery Group Limited (b)	170	237
Guangdong Investment Limited	272	269
Hanergy Thin Film Power Group Limited (a) (d)	3,098	—
Kingboard Holdings Limited	59	894
Kingboard Laminates Holdings Limited (b)	92	1,176
Orient Overseas (International) Limited (b)	13	203
Xinyi Glass Holdings Limited (b)	211	230
		4,245
Hungary 0.3%
MOL Magyar Olaj- es Gazipari Nyilvanosan Mukodo Reszvenytarsasag	42	504
OTP Bank Nyrt.	21	3,130
Richter Gedeon Vegyeszeti Gyar Nyilvanosan Mukodo Rt.	14	526
		4,160
Philippines 0.3%
Aboitiz Power Corporation	156	104
Ayala Corporation	19	133
Ayala Land Inc.	630	152
Bank of The Philippine Islands	223	349
BDO Unibank, Inc.	222	431
Emperador Inc.	429	106
Globe Telecom, Inc.	4	111
International Container Terminal Services, Inc.	84	1,229
Manila Electric Company	31	288
Metropolitan Bank & Trust Company	165	175
PLDT Inc.	7	133
SM Investments Corporation	52	502
SM Prime Holdings, Inc.	1,113	329
		4,042
Peru 0.2%
Credicorp Ltd.	7	2,860
MMG Limited (a)	400	358
		3,218
United States of America 0.1%
BeOne Ltd. - Class A (a)	1	20
BeOne Medicines AG (a) (c)	89	1,934
		1,954
Colombia 0.1%
Ecopetrol S.A.	497	354
Grupo Cibest S.A.	28	631
Grupo de Inversiones Suramericana S.A.	14	233
Grupo Energia Bogota S.A. ESP	317	265
Interconexion Electrica S A E S P	43	374
		1,857
Czech Republic 0.1%
CEZ, a. s. (b)	17	971
Komercni banka, a.s.	8	354
		1,325
Egypt 0.0%
Commercial International Bank Egypt S.A.E	220	572
Luxembourg 0.0%
Reinet Investments S.C.A.	14	392
Singapore 0.0%
BOC Aviation Limited (c)	20	210
Australia 0.0%
Yancoal Australia Ltd (b)	32	121
Russian Federation 0.0%
Bank VTB (Publichnoe Aktsionernoe Obshchestvo) (a) (c) (d)	680,515	—
Joint Stock Company Alrosa (Public Joint Stock Company) (a) (c) (d)	346	—
Public Joint Stock Company Gazprom (a) (c) (d)	1,618	—
Public Joint Stock Company Magnit (a) (c) (d)	10	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (a) (c) (d)	782	—
Public Joint Stock Company Mobile Telesystems (a) (c) (d)	115	—
Public Joint Stock Company Novatek (a) (c) (d)	131	—
Public Joint Stock Company Novolipetsk Metallurgical Plant (a) (c) (d)	167	—
Public Joint Stock Company Phosagro (a) (c) (d)	6	—
Public Joint Stock Company Phosagro (a) (c) (d)	—	—
Public Joint Stock Company PIK-Specialized Homebuilder (a) (c) (d)	15	—
Public Joint Stock Company Polyus (a) (c) (d)	4	—
Public Joint Stock Company Rostelecom (a) (c) (d)	157	—
Public Joint Stock Company Sberbank of Russia (a) (c) (d)	1,458	—
Public Joint Stock Company Surgutneftegaz (a) (c) (d)	1,157	—
Public Joint Stock Company Tatneft Named After V.D. Shashin (a) (c) (d)	220	—
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (c) (d)	189	—
Public Joint-Stock Company Federal Hydrogeneration Company - Rushydro (a) (c) (d)	13,159	—
Public Joint-Stock Company Inter RAO UES (a) (c) (d)	4,398	—
Public Joint-Stock Company Lukoil Oil Company (a) (c) (d)	49	—
Public Joint-Stock Company Magnitogorsk Iron And Steel Works (a) (c) (d)	241	—
Public Joint-Stock Company Oil Company Rosneft (a) (c) (d)	301	—
Public Joint-Stock Company Severstal (a) (c) (d)	27	—
United Company RUSAL PLC (a) (c) (d)	320	—
Total Common Stocks (cost $977,726)		1,339,004
PREFERRED STOCKS 2.1%
South Korea 1.0%
Doosan Corporation	—	97
Hyundai Motor Company, 1.00% (f)	3	424
Hyundai Motor Company, 2.00% (f)	4	575
LG Chem, Ltd., 1.00% (f)	1	97
LG Electronics Inc.	2	79
Mirae Asset Securities Co., Ltd., 2.70% (f)	10	91
Samsung Electro-Mechanics Co., Ltd.	—	241
Samsung Electronics Co., Ltd., 1.00% (f)	85	11,918
Samsung Fire & Marine Insurance Co., Ltd	—	110
		13,632
Brazil 0.9%
Banco Bradesco S/A. (g)	543	1,901
Companhia Energetica de Minas Gerais-CEMIG	183	384
Gerdau S.A.	126	507
Itau Unibanco Holding S.A. (g)	576	4,721
Itausa S.A.	675	1,753
Petroleo Brasileiro S/A Petrobras. (g)	479	3,503
		12,769
Colombia 0.1%
Grupo Aval Acciones y Valores S.A.	365	93
Grupo Cibest S.A.	49	978
Grupo de Inversiones Suramericana S.A.	14	194
		1,265
Chile 0.1%
Sociedad Quimica Y Minera De Chile S.A. - Series B	15	1,124

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Russian Federation 0.0%
Public Joint Stock Company Sberbank of Russia (a) (c) (d)	126	—
Public Joint Stock Company Surgutneftegaz (a) (c) (d)	1,025	—
Public Joint Stock Company Tatneft Named After V.D. Shashin (a) (c) (d)	9	—
Total Preferred Stocks (cost $20,894)		28,790
SHORT TERM INVESTMENTS 2.4%
Investment Companies 2.0%
JNL Government Money Market Fund - Class I, 3.53% (h) (i)	28,396	28,396
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 3.63% (h) (i)	5,435	5,435
Total Short Term Investments (cost $33,831)		33,831
Total Investments 100.2% (cost $1,032,451)		1,401,625
Other Derivative Instruments 0.0%		525
Other Assets and Liabilities, Net (0.2)%		(2,725)
Total Net Assets 100.0%		1,399,425

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $581 and 0.0% of the Fund.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Convertible security.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL Emerging Markets Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	9,285	270,751	251,640	384	—	—	28,396	2.0
JNL Government Money Market Fund, 3.63% - Class SL	5,636	23,707	23,908	135	—	—	5,435	0.4
	14,921	294,458	275,548	519	—	—	33,831	2.4

JNL Emerging Markets Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	04/26/21	35,395	22,652	1.6
AU Small Finance Bank Limited	04/28/21	465	629	0.1
Avenue Supermarts Limited	04/28/21	708	768	0.1
Baidu, Inc. - Class A	06/18/21	4,642	3,075	0.2
Bank VTB (Publichnoe Aktsionernoe Obshchestvo)	04/26/21	600	—	—
BeOne Medicines AG	04/26/21	2,008	1,934	0.2
BOC Aviation Limited	04/26/21	165	210	—
Central New Energy Holding Group Limited	06/20/25	125	128	—
CGN Power Co., Ltd. - Class H	04/26/21	351	364	—
Chery Automobile Co., Ltd. - Class H	06/18/26	249	234	—
Chifeng Jilong Gold Mining Group Limited - Class H	06/20/25	85	55	—
China Feihe Limited	04/26/21	923	125	—
China International Capital Corporation Limited - Class H	04/26/21	409	495	—
China Literature Limited	04/26/21	160	56	—
China Merchants Securities Co., Ltd. - Class H	03/21/25	102	118	—
China Resources Mixc Lifestyle Services Limited	06/18/21	380	308	—
China Resources Pharmaceutical Group Limited	06/16/23	145	87	—
China Zheshang Bank Co., Ltd. - Class H	06/16/23	101	79	—
Chuangxin Industries Holdings Limited	06/18/26	66	55	—
CIG Shanghai Co., Ltd. - Class H	06/18/26	122	134	—
Contemporary Amperex Technology Co., Limited - Class H	12/19/25	1,583	1,889	0.1
Delton Technology (Guangzhou) Inc. - Class H	06/18/26	56	67	—
eDraco Travel Limited	04/26/21	265	199	—
Elite Bright Asia Pacific Limited - Class H	04/26/21	472	500	—
Fuyao Glass Industry Group Co., Ltd. - Class H	04/26/21	314	376	—
Ganfeng Lithium Group Co., Ltd. - Class H	08/25/21	552	346	—
GigaDevice Semiconductor Inc. - Class H	06/18/26	252	324	—
Haidilao International Holding Ltd.	04/26/21	469	200	—
Hansoh Pharmaceutical Group Company Limited	04/26/21	621	498	—
HDFC Life Insurance Company Limited	04/28/21	894	626	0.1
Hua Hong Grace Semiconductor Limited	09/15/23	554	2,074	0.2
Huatai Securities Co., Ltd. - Class H	04/26/21	289	310	—
ICICI Lombard General Insurance Company Limited	04/28/21	530	500	—
ICICI Prudential Life Insurance Company Limited	04/28/21	248	182	—
Innovent Biologics, Inc. - Class B	04/26/21	1,208	1,632	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL Emerging Markets Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Interglobe Aviation Limited	04/28/21	889	1,298	0.1
JD Health International Inc.	09/17/21	909	411	—
Joint Stock Company Alrosa (Public Joint Stock Company)	04/26/21	532	—	—
Knowledge Atlas Technology Joint Stock Company Limited - Class H	06/18/26	1,177	1,196	0.1
Kuaishou Technology	09/17/21	2,613	1,557	0.1
Kumba Iron Ore Ltd	04/26/21	180	95	—
Laopu Gold Co., Ltd. - Class H	06/20/25	435	200	—
Larsen and Toubro Limited	04/28/21	547	370	—
Meituan - Class B	04/26/21	10,216	4,915	0.4
Midea Group Co., Ltd. - Class H	12/19/25	582	547	0.1
New Oriental Education & Technology Group Inc.	06/16/23	635	649	0.1
Nongfu Spring Co., Ltd. - Class H	04/26/21	1,012	934	0.1
Orient Securities Company Limited - Class H	05/20/21	57	63	—
Pepkor Holdings	05/19/21	480	487	—
Pop Mart International Group Limited	12/15/23	665	1,357	0.1
Postal Savings Bank of China Co., Ltd. - Class H	04/26/21	715	688	0.1
Public Joint Stock Company Gazprom	04/26/21	3,743	—	—
Public Joint Stock Company Magnit	04/26/21	1,595	—	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	04/26/21	1,209	—	—
Public Joint Stock Company Mobile Telesystems	04/26/21	568	—	—
Public Joint Stock Company Novatek	04/26/21	1,740	—	—
Public Joint Stock Company Novolipetsk Metallurgical Plant	04/26/21	361	—	—
Public Joint Stock Company Phosagro	07/01/21	1	—	—
Public Joint Stock Company Phosagro	05/19/21	322	—	—
Public Joint Stock Company PIK-Specialized Homebuilder	12/17/21	222	—	—
Public Joint Stock Company Polyus	04/26/21	454	—	—
Public Joint Stock Company Rostelecom	04/26/21	207	—	—
Public Joint Stock Company Sberbank of Russia	04/26/21	481	—	—
Public Joint Stock Company Sberbank of Russia	04/26/21	4,445	—	—
Public Joint Stock Company Surgutneftegaz	04/26/21	563	—	—
Public Joint Stock Company Surgutneftegaz	04/26/21	561	—	—
Public Joint Stock Company Tatneft Named After V.D. Shashin	04/26/21	66	—	—
Public Joint Stock Company Tatneft Named After V.D. Shashin	04/26/21	1,466	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	04/26/21	375	—	—
Public Joint-Stock Company Federal Hydrogeneration Company - Rushydro	04/26/21	143	—	—
Public Joint-Stock Company Inter RAO UES	04/26/21	271	—	—
Public Joint-Stock Company Lukoil Oil Company	04/26/21	3,119	—	—
Public Joint-Stock Company Magnitogorsk Iron And Steel Works	04/26/21	225	—	—
Public Joint-Stock Company Oil Company Rosneft	04/26/21	1,923	—	—
Public Joint-Stock Company Severstal	04/26/21	411	—	—
Qingdao Port International Co., Ltd. - Class H	04/26/21	45	57	—
RemeGen Co., Ltd. - Class H	12/19/25	186	172	—
Salik Company PJSC	12/16/22	120	285	—
SANY Heavy Industry Co., Ltd. - Class H	06/18/26	151	136	—
Saudi Arabian Oil Company	04/26/21	4,751	4,110	0.3
SBI Life Insurance Company Limited	04/28/21	644	786	0.1
Shandong Gold Group Co., Ltd. - Class H	04/26/21	306	238	—
Shanghai Biren Technology Co., Ltd. - Class H	06/18/26	210	212	—
Shanghai Junshi Biosciences Co., Limited - Class H	06/20/25	58	44	—
Shenwan Hongyuan Group Co., Ltd. - Class H	05/20/21	68	59	—
Shenzhen Xunce Technology Co., Ltd. - Class H	06/18/26	151	139	—
Smoore International Holdings Limited	04/26/21	1,007	164	—
United Company RUSAL PLC	04/26/21	230	—	—
WuXi AppTec Co., Ltd. - Class H	04/26/21	644	863	0.1
Xiaomi Corporation	12/20/24	7,347	4,866	0.4
Yadea Group Holdings Ltd	12/16/22	185	132	—
Yangtze Optical Fibre And Cable Joint Stock Limited Company - Class H	06/18/26	1,127	1,341	0.1
ZTO Express (Cayman) Inc.	06/22/21	1,106	849	0.1
		119,959	70,449	5.0

JNL Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	419	September 2026	37,017	525	(202)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Emerging Markets Index Fund
Assets - Securities
Common Stocks	70,649	1,268,061	294	1,339,004
Preferred Stocks	15,158	13,632	—	28,790
Short Term Investments	33,831	—	—	33,831
	119,638	1,281,693	294	1,401,625
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(202)	—	—	(202)
	(202)	—	—	(202)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL International Index Fund
COMMON STOCKS 98.7%
Japan 25.4%
Advantest Corporation	104	21,552
AEON Co., Ltd.	397	3,277
AGC, Inc.	29	1,266
Aisin Corporation	77	1,041
Ajinomoto Co., Inc.	138	5,019
ANA Holdings Inc.	21	376
Asahi Group Holdings, Ltd.	206	1,957
Asahi Kasei Corporation	195	2,159
ASICS Corporation	100	2,727
Astellas Pharma Inc.	258	3,462
Bandai Namco Holdings Inc.	89	2,059
Bridgestone Corporation (a)	160	3,370
Canon Inc. (a)	127	3,232
Capcom Co., Ltd. (a)	47	879
Central Japan Railway Company	136	2,896
Chubu Electric Power Co., Ltd.	105	1,988
Chugai Pharmaceutical Co., Ltd.	95	4,420
Dai Nippon Printing Co., Ltd.	59	1,079
Daifuku Co., Ltd.	52	2,293
Daiichi Life Group Co., Ltd.	518	5,712
Daiichi Sankyo Company, Limited	254	4,095
Daikin Industries, Ltd.	42	6,401
Daito Trust Construction Co., Ltd.	46	876
Daiwa House Industry Co., Ltd.	89	2,413
Daiwa Securities Group Inc.	198	1,954
DENSO Corporation	260	3,016
DISCO Corporation	13	6,719
East Japan Railway Company	157	3,299
EBARA Corporation	65	2,532
Eisai Co., Ltd.	38	974
ENEOS Holdings, Inc.	379	2,795
FANUC Corporation	128	5,880
Fast Retailing Co., Ltd.	27	13,892
Fuji Electric Co., Ltd.	21	1,777
FUJIFILM Holdings Corporation	169	3,627
Fujikura Ltd.	237	9,347
Fujitsu Limited	250	5,033
Furukawa Electric Co., Ltd.	101	3,029
Hankyu Hanshin Holdings, Inc.	35	908
Hikari Tsushin, Inc.	2	526
Hitachi Construction Machinery Co., Ltd.	11	363
Hitachi, Ltd.	647	18,083
Honda Motor Co., Ltd.	557	5,059
HOYA Corporation	49	7,790
Hulic Co., Ltd. (a)	82	856
IBIDEN Co., Ltd. (a)	37	5,623
Idemitsu Kosan Co., Ltd.	129	948
IHI Corporation (a)	157	2,664
Inpex Corporation (a)	127	2,558
Isuzu Motors Limited	72	962
ITOCHU Corporation	1,007	11,559
Japan Airlines Co., Ltd.	19	328
Japan Exchange Group, Inc.	142	1,798
Japan Post Bank Co., Ltd.	255	4,849
Japan Post Holdings Co., Ltd.	246	3,308
Japan Post Insurance Co., Ltd.	73	695
Japan Tobacco Inc. (a)	161	5,971
JFE Holdings, Inc.	88	845
JX Advanced Metals Corporation	80	2,207
Kajima Corporation	65	2,388
Kansai Electric Power Co., Inc.	149	2,106
Kao Corporation (a)	131	2,588
Kawasaki Heavy Industries, Ltd.	121	2,217
Kawasaki Kisen Kaisha, Ltd. (a)	54	836
KDDI Corporation	418	7,035
Keyence Corporation	27	13,482
Kikkoman Corporation (a)	115	1,179
Kioxia Holdings Corporation (b)	48	27,293
Kirin Holdings Company, Limited	115	1,987
Komatsu Ltd.	129	5,033
Konami Group Corporation	14	1,477
Kubota Corporation	167	2,795
KYOCERA Corporation	193	4,270
Kyowa Kirin Co., Ltd. (a)	30	471
Lasertec Corporation	12	3,813
LY Corporation	370	987
M3, Inc. (a)	57	639
Makita Corporation	32	1,149
Marubeni Corporation	235	6,849
Minebeamitsumi Inc.	53	1,568
Mitsubishi Chemical Group Corporation	205	1,433
Mitsubishi Corporation	528	14,217
Mitsubishi Electric Corporation	286	10,507
Mitsubishi Estate Co., Ltd.	177	4,552
Mitsubishi HC Capital Inc. (a)	114	928
Mitsubishi Heavy Industries, Ltd.	486	11,097
Mitsubishi UFJ Financial Group, Inc.	1,631	32,419
Mitsui & Co., Ltd.	366	10,196
Mitsui Fudosan Co., Ltd.	398	3,702
Mitsui Kinzoku Company, Limited	8	2,192
Mitsui O.S.K. Lines, Ltd. (a)	46	1,425
Mizuho Financial Group, Inc.	353	16,943
MS&AD Insurance Group Holdings, Inc.	201	5,265
Murata Manufacturing Co., Ltd.	261	18,627
Nec Corporation	182	4,424
NEXON Co., Ltd.	44	583
Nidec Corporation (b)	140	2,434
Nintendo Co., Ltd.	166	6,982
Nippon Building Fund Investment Corporation (a)	1	907
Nippon Paint Holdings Co., Ltd. (a)	133	863
Nippon Sanso Holdings Corporation	27	998
Nippon Steel Corporation	746	2,471
Nippon Telegraph and Telephone Corporation	3,842	3,426
Nippon Yusen Kabushiki Kaisha	58	1,856
Nissan Motor Co., Ltd. (a) (b)	288	536
Niterra Co., Ltd.	29	1,902
Nitori Holdings Co., Ltd.	63	933
Nitto Denko Corporation	92	1,802
Nomura Holdings, Inc.	422	3,703
Nomura Research Institute, Ltd.	59	1,660
Obayashi Corporation	99	2,012
OBIC Co., Ltd.	48	1,130
Olympus Corporation	151	1,570
Oracle Corporation Japan	5	241
Oriental Land Co., Ltd.	164	2,518
ORIX Corporation	160	6,120
Osaka Gas Co., Ltd.	54	1,831
Otsuka Holdings Co., Ltd.	67	4,483
Otsuka Shokai Co., Ltd. (a)	35	606
Pan Pacific International Holdings Corporation	379	1,914
Panasonic Holdings Corporation	318	8,887
Rakuten Group, Inc. (b)	227	1,060
Recruit Holdings Co., Ltd.	200	13,995
Renesas Electronics Corporation	240	7,308
Resona Holdings, Inc.	314	4,099
Resonac Holdings Co., Ltd.	26	2,864
SBI Holdings, Inc.	85	1,400
SCREEN Holdings Co., Ltd.	27	3,030
Secom Co., Ltd.	60	2,378
Sekisui House, Ltd. (a)	90	1,885
Seven & I Holdings Co., Ltd.	308	3,706
Shimadzu Corporation	41	1,042
Shimano Inc.	11	1,165
Shimizu Corporation	73	1,155
Shin-Etsu Chemical Co., Ltd.	268	11,598
Shionogi & Co., Ltd.	120	2,055
Shiseido Company, Limited (a)	49	794
SMC Corporation	8	3,642
SoftBank Corp.	4,079	5,226
SoftBank Group Corp.	525	19,772
Sompo Holdings, Inc.	130	5,004
Sony Group Corporation	855	17,287
Subaru Corporation. (a)	77	1,145
Sumitomo Corporation	691	6,654
Sumitomo Electric Industries, Ltd.	446	8,182
Sumitomo Metal Mining Co., Ltd.	37	1,704

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Sumitomo Mitsui Financial Group, Inc.	548	21,453
Sumitomo Mitsui Trust Group, Inc.	102	3,841
Sumitomo Realty & Development Co., Ltd.	136	3,148
Suntory Beverage & Food Limited (a)	18	490
Suzuki Motor Corporation	260	3,147
T&D Holdings Co., Ltd.	71	2,125
Taisei Corporation	22	1,984
Takeda Pharmaceutical Company Limited	225	7,154
TDK Corporation	271	6,046
Terumo Corporation	210	2,877
The Chiba Bank, Ltd.	100	1,534
Toho Co., Ltd. (a)	82	655
Tokio Marine Holdings, Inc.	275	12,352
Tokyo Electron Limited	64	31,134
Tokyo Gas Co., Ltd.	49	1,833
TOPPAN Holdings Inc.	43	1,373
Toray Industries, Inc.	217	1,514
Toyo Suisan Kaisha, Ltd. (a)	14	895
Toyota Motor Corporation	1,646	27,627
Toyota Tsusho Corporation	101	3,742
Unicharm Corporation (a)	148	860
West Japan Railway Company (a)	67	1,125
Yamaha Motor Co., Ltd. (a)	136	1,032
Yaskawa Electric Corporation (a)	37	1,651
Yokogawa Electric Corporation	33	1,167
Yokohama Financial Group, Inc.	168	1,807
Zensho Holdings Co., Ltd.	15	765
		788,261
United Kingdom 13.4%
3i Group PLC	138	4,555
Admiral Group PLC	32	1,516
Anglo American PLC	145	7,117
Associated British Foods PLC	39	1,019
AstraZeneca PLC	223	41,741
Aviva PLC	434	3,743
BAE Systems PLC	424	10,400
Barclays PLC	1,899	12,717
BP P.L.C.	2,209	13,650
British American Tobacco P.L.C.	311	19,274
BT Group PLC	826	2,085
Bunzl Public Limited Company	45	1,564
Centrica PLC	634	1,439
Coca-Cola Europacific Partners PLC	29	2,932
Compass Group PLC	245	7,923
CVC Capital Partners PLC (a)	149	2,163
Diageo PLC	320	6,442
Experian PLC	130	4,374
Fiat Chrysler Automobiles N.V. (b)	281	1,610
GSK PLC	579	15,196
Haleon PLC	1,277	5,883
Halma Public Limited Company	55	2,864
HSBC Holdings PLC	2,471	46,776
ICG PLC	40	902
Imperial Brands PLC	111	4,111
Informa PLC	174	2,089
InterContinental Hotels Group PLC	21	3,708
International Consolidated Airlines Group S.A.	460	2,918
Intertek Group PLC	22	1,732
J Sainsbury PLC	246	1,043
Legal & General Group PLC	804	3,051
Lloyds Banking Group PLC	8,391	12,292
London Stock Exchange Group PLC	63	6,891
M&G PLC	287	1,282
Melrose Industries PLC	162	1,021
National Grid PLC	714	11,776
NatWest Group PLC	1,137	10,076
Next PLC	16	3,151
Pearson PLC	90	1,424
Prudential Public Limited Company	369	4,905
Reckitt Benckiser Group PLC	92	6,004
Relx PLC	256	8,063
Rentokil Initial PLC	363	2,057
Rolls-Royce Holdings PLC	1,190	22,870
Schroders PLC	121	946
SEGRO Public Limited Company	181	2,106
Severn Trent PLC	37	1,453
Shell PLC - Class A	803	31,161
Smith & Nephew PLC	120	1,733
Smiths Group PLC	45	1,538
Spirax Group PLC	10	904
SSE PLC	166	5,361
Standard Chartered PLC	253	6,850
Standard Life PLC	107	1,185
Tesco PLC	911	5,543
The Sage Group PLC.	132	1,424
Unilever PLC	313	18,737
United Utilities PLC	100	1,732
Vodafone Group Public Limited Company	2,805	3,710
Weir Group PLC(The)	39	1,240
Wise Group PLC - Class A (b)	92	1,103
		415,075
Switzerland 9.2%
ABB Ltd - Class N	224	24,286
Alcon AG	70	4,740
Amrize AG	71	3,782
Chocoladefabriken Lindt & Sprungli AG - Class N	—	1,782
Coca-Cola HBC AG	28	1,855
Compagnie Financiere Richemont S.A.	77	17,689
EMS-Chemie Holding AG	1	864
Galderma Group AG	22	4,932
Geberit AG - Class N	5	3,193
Givaudan S.A. - Class N	1	4,898
Glencore PLC	1,366	9,285
Holcim AG	72	6,529
Julius Bar Gruppe AG - Class N	29	2,478
Kuhne & Nagel International AG	7	1,650
Lonza Group AG	10	6,813
Nestle S.A. - Class N	358	36,836
Novartis AG - Class N	274	42,940
Partners Group Holding AG	3	2,464
Roche Holding AG	99	40,930
Roche Holding AG	4	1,760
Sandoz Group AG	59	5,371
Schindler Holding AG - Class N	3	915
SGS S.A.	23	2,682
Sika AG	23	4,796
Straumann Holding AG - Class N	16	2,043
Swiss Life Holding AG - Class N	4	4,527
Swiss Re AG	41	6,486
Swisscom AG - Class N	4	2,838
UBS Group AG	430	21,337
Verisure P.L.C. (b)	33	366
Zurich Insurance Group AG - Class N	21	15,726
		286,793
France 9.1%
Airbus SE	84	18,819
Amundi (c)	9	871
AXA	235	11,790
BNP Paribas	144	16,928
Bollore SE	86	398
Bouygues	27	1,488
Bureau Veritas	46	1,413
Capgemini France	24	2,410
Compagnie de Saint-Gobain	65	5,901
Compagnie Generale des Etablissements Michelin (a)	95	3,668
Credit Agricole S.A.	155	3,126
Danone	92	7,504
Dassault Aviation	3	887
Dassault Systemes	96	1,952
Engie	268	8,419
EssilorLuxottica	42	7,892
Hermes International	5	8,944
Kering (a)	10	2,831
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	84	16,589
Legrand	38	6,384
L'Oreal	35	15,273

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
LVMH Moet Hennessy Louis Vuitton	36	19,798
Orange	287	5,412
Pernod Ricard (a)	28	2,034
Publicis Groupe S.A.	33	3,242
Safran	50	19,599
Sanofi	160	13,696
Sartorius Stedim Biotech	4	877
Schneider Electric SE	78	25,564
Societe Generale	94	8,327
Thales	14	3,501
TotalEnergies SE	301	23,448
Veolia Environnement	90	3,772
VINCI	71	10,396
		283,153
Germany 8.1%
Adidas AG - Class N	26	5,255
Allianz SE	55	25,955
BASF SE - Class N	129	6,868
Bayer Aktiengesellschaft - Class N	132	7,312
Bayerische Motoren Werke Aktiengesellschaft	40	2,596
Beiersdorf Aktiengesellschaft	12	1,030
BioNTech SE - ADR (b)	15	1,442
COMMERZBANK Aktiengesellschaft	93	3,956
Continental Aktiengesellschaft	16	1,282
Daimler Truck Holding AG	63	3,041
Deutsche Bank Aktiengesellschaft - Class N	253	8,561
Deutsche Borse Aktiengesellschaft - Class N	26	7,137
Deutsche Post AG - Class N	133	8,035
Deutsche Telekom AG - Class N	493	13,447
E.ON SE - Class N	319	6,578
Fresenius SE & Co. KGaA	59	2,687
Hannover Ruck SE - Class N	9	2,406
Heidelberg Materials AG	19	3,554
Henkel AG & Co. KGaA	13	1,058
HOCHTIEF Aktiengesellschaft	2	1,192
Infineon Technologies AG - Class N	187	17,532
Mercedes-Benz Group AG - Class N	101	5,049
MERCK Kommanditgesellschaft auf Aktien	19	3,123
MTU Aero Engines AG - Class N	7	2,954
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	18	10,293
Rheinmetall Aktiengesellschaft	7	7,578
RWE Aktiengesellschaft	94	6,056
SAP SE	148	22,802
Siemens Aktiengesellschaft - Class N	103	33,179
Siemens Energy AG	116	22,107
Siemens Healthineers AG (c)	50	1,958
Talanx Aktiengesellschaft	8	1,069
Vonovia SE	121	2,983
		250,075
Australia 6.9%
ANZ Group Holdings Limited	430	10,542
Aristocrat Leisure Limited	87	3,687
ASX Limited	28	1,026
Australian Pipeline Trust	184	1,289
BHP Group Limited	726	29,996
BlueScope Steel Limited	62	1,380
Brambles Limited	192	2,597
Coles Group Limited	191	3,228
Commonwealth Bank of Australia	241	27,568
Computershare Limited	78	2,058
CSL Limited	69	5,482
Evolution Mining Limited	290	2,376
Fortescue Ltd	231	3,068
Goodman Funding Pty Ltd	280	6,046
GPT Management Holdings Limited	288	973
Insurance Australia Group Limited	341	1,908
Lottery Corporation Limited, The	314	1,254
Macquarie Group Limited	52	9,117
Medibank Private Limited	397	1,364
National Australia Bank Limited	439	11,521
Northern Star Resources Ltd	201	2,643
Orica Limited	66	1,087
Origin Energy Limited	249	1,894
Pro Medicus Limited (a)	8	1,157
Qantas Airways Limited	110	809
QBE Insurance Group Limited	214	3,729
REA Group Ltd	8	770
Rio Tinto Limited	54	6,449
Rio Tinto PLC	153	14,464
Santos Limited	446	2,216
Scentre Group Limited	747	1,998
SGH Limited	28	897
Sigma Healthcare Ltd	825	1,575
Sonic Healthcare Limited	65	936
South32 Limited	639	1,743
Stockland Corporation Ltd	328	925
Suncorp Group Limited	157	2,093
Telstra Group Limited	577	2,026
Transurban Holdings Limited	442	4,410
Vicinity Centres RE Ltd	541	967
Wesfarmers Limited	163	10,211
Westpac Banking Corporation	492	12,005
WHSP Holdings Ltd	35	1,133
WiseTech Global Limited (a)	28	655
Woodside Energy Group Ltd	273	5,289
Woolworths Group Limited	175	4,853
		213,414
Netherlands 5.6%
Adyen N.V. (b) (c)	4	3,868
ASM International N.V.	6	7,241
ASML Holding N.V.	56	110,895
DSM-Firmenich AG (a)	32	3,064
Exor Nederland N.V.	12	945
HAL Trust	5	940
Heineken Holding N.V.	18	1,381
Heineken N.V.	39	3,321
ING Groep N.V.	413	13,061
Koninklijke Ahold Delhaize N.V.	123	4,949
Koninklijke KPN N.V.	556	2,742
Koninklijke Philips N.V.	114	3,117
NN Group N.V.	38	3,291
Prosus N.V. - Class N	159	6,921
STMicroelectronics N.V. (a)	93	6,915
Wolters Kluwer N.V. - Class C	32	2,055
		174,706
Spain 3.7%
AENA S.M.E., S.A.	105	3,212
Amadeus IT Holding, S.A. (c)	61	3,542
ASC Actividades De Construccion Y Servicios SA	32	4,659
Banco Bilbao Vizcaya Argentaria S.A.	802	20,122
Banco Santander, S.A.	2,061	28,580
CaixaBank SA	507	7,196
Cellnex Telecom, S.A. (c)	80	2,384
EDP Renovaveis Socieda Anonima (a)	35	573
Endesa, S.A.	44	2,019
Ferrovial N.V.	69	4,745
Iberdrola, Sociedad Anonima	882	21,963
Industria de Diseno Textil, S.A.	160	10,077
Naturgy Energy Group S.A.	21	659
Repsol S.A.	156	3,921
Telefonica, S.A. (a)	645	2,589
		116,241
Sweden 3.4%
AB Sagax - Class B	31	492
AB Sagax - Class D	20	69
Aktiebolaget Industrivarden - Class A	16	905
Aktiebolaget Industrivarden - Class C	23	1,283
Aktiebolaget SKF - Class B	56	1,444
Aktiebolaget Volvo - Class A	30	1,007
Aktiebolaget Volvo - Class B	225	7,652
Alfa Laval AB	39	2,351
ASSA ABLOY AB - Class B	151	5,345
Atlas Copco Aktiebolag - Class A	365	7,383
Atlas Copco Aktiebolag - Class B	224	3,971
Axfood AB	14	384
Boliden AB	41	2,327
Epiroc Aktiebolag - Class A	90	2,460

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Epiroc Aktiebolag - Class B	56	1,295
EQT AB (a) (c)	102	2,898
Essity Aktiebolag (publ) - Class A	4	118
Essity Aktiebolag (publ) - Class B	87	2,446
Evolution AB (publ) (b) (c)	19	1,289
Fastighets AB Balder - Class B (b)	109	580
G&L Beijer Ref AB - Class B (a)	61	888
H & M Hennes & Mauritz AB - Class B (a)	66	1,141
Hexagon Aktiebolag - Class B	295	2,437
Indutrade Aktiebolag	36	742
Investmentaktiebolaget Latour - Class B (a)	20	394
Investor Aktiebolag - Class A	83	3,390
Investor Aktiebolag - Class B	261	10,847
L E Lundbergforetagen Aktiebolag (publ) - Series B	11	613
Lifco AB (Publ) - Class B	33	1,075
NIBE Industrier AB - Class B	235	873
Nordnet AB	23	860
SAAB Aktiebolag - Class B	54	2,794
Sandvik Aktiebolag	145	5,994
Securitas AB - Class B	75	1,231
Skandinaviska Enskilda Banken AB - Class A	192	3,824
Skandinaviska Enskilda Banken AB - Class C (a)	4	89
Skanska AB - Class B	49	1,302
SSAB AB - Class A	21	194
SSAB AB - Class B	90	835
Svenska Cellulosa Aktiebolaget SCA - Class B	72	738
Svenska Handelsbanken AB - Class A	197	2,893
Svenska Handelsbanken AB - Class B (a)	6	140
Swedbank AB - Class A	136	5,090
Swedish Orphan Biovitrum AB (Publ) (b)	26	1,218
Tele2 AB - Class B	80	1,399
Telefonaktiebolaget LM Ericsson - Class A (a)	10	114
Telefonaktiebolaget LM Ericsson - Class B	388	4,356
Telia Company AB	329	1,601
Trelleborg AB - Class B	28	1,159
		103,930
Italy 3.3%
Assicurazioni Generali Societa' Per Azioni	125	6,093
Banca Mediolanum SpA	30	736
Banca Monte dei Paschi di Siena S.p.A.	279	3,468
Banco BPM Societa' Per Azioni	175	3,033
Bper Banca S.P.A.	219	3,438
ENEL - SPA	1,097	12,589
Eni S.P.A. (a)	267	6,270
Ferrari N.V.	18	6,680
Finecobank Banca Fineco S.P.A.	86	2,163
Intesa Sanpaolo SPA	2,210	15,163
Leonardo S.p.A.	57	3,097
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	16	474
Moncler S.p.A.	31	1,779
Poste Italiane - Societa' Per Azioni (c)	64	2,092
Prysmian S.p.A.	41	6,803
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	14	848
Snam S.p.A.	311	2,236
Telecom Italia S.p.A. (b)	272	2,474
Terna - Rete Elettrica Nazionale Societa Per Azioni	198	2,309
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	215	19,251
		100,996
Denmark 1.6%
A.P. Moller - Maersk A/S - Class A	—	905
A.P. Moller - Maersk A/S - Class B	—	927
Carlsberg A/S - Class B	13	1,686
Coloplast A/S - Class B	22	1,237
Danske Bank A/S	90	4,852
DSV A/S	28	6,614
Genmab A/S (b)	9	2,346
Novo Nordisk A/S - Class B	456	21,882
Novozymes A/S - Class B	49	3,100
Orsted A/S (b) (c)	65	1,459
Tryg A/S	44	1,012
Vestas Wind Systems A/S	140	3,963
		49,983
Hong Kong 1.6%
AIA Group Limited	1,498	13,701
Budweiser Brewing Company APAC Limited (a) (c)	258	201
CK Asset Holdings Limited	270	1,524
CK Hutchison Holdings Limited	381	3,231
CK Infrastructure Holdings Limited	92	698
CLP Holdings Limited	254	2,379
Henderson Land Development Company Limited	205	648
HKT Trust	522	777
Hong Kong And China Gas Company Limited -The-	1,593	1,323
Hong Kong Exchanges and Clearing Limited	170	7,914
Jardine Matheson Holdings Limited	28	1,708
Link Real Estate Investment Trust	367	1,714
MTR Corporation Limited (a)	232	905
Power Assets Holdings Limited	199	1,450
Sino Biopharmaceutical Limited	1,310	740
Sino Land Company Limited	562	739
Sun Hung Kai Properties Limited	192	2,764
Swire Pacific Limited - Class A	56	585
Swire Pacific Limited - Class B	67	107
Swire Properties Limited	140	368
Techtronic Industries Company Limited	204	3,393
WH Group Limited (c)	1,122	1,178
Wharf (Holdings) Limited, The	115	266
Wharf Real Estate Investment Company Limited	224	612
		48,925
Singapore 1.5%
Capitaland Ascendas REIT	551	1,064
Capitaland Investment Limited	302	582
Capitaland Mall Trust	836	1,535
DBS Group Holdings Ltd	292	14,771
Genting Singapore Limited	777	367
Jardine Cycle & Carriage Limited	9	186
Keppel Ltd.	202	1,716
Oversea-Chinese Banking Corporation Limited	469	8,995
Singapore Airlines Limited	210	1,248
Singapore Exchange Limited	115	2,156
Singapore Technologies Engineering Ltd	230	1,856
Singapore Telecommunications Limited	1,189	4,067
United Overseas Bank Limited	193	5,932
Wilmar International Limited	292	818
		45,293
Finland 1.3%
Elisa Oyj	20	841
Fortum Oyj	60	1,391
Kesko Oyj - Class A	11	248
Kesko Oyj - Class B	41	908
Kone Corporation - Class B	48	2,757
Metso Oyj	104	1,806
Neste Oyj	60	1,949
Nokia Oyj	749	9,937
Nordea Bank Abp	469	8,884
Orion Oyj - Class A	3	280
Orion Oyj - Class B	15	1,256
Sampo Oyj - Class A	356	3,748
Stora Enso Oyj - Class R	88	935
UPM-Kymmene Oyj	75	1,980
Wartsila Oyj Abp	71	2,691
		39,611
Belgium 1.2%
Ackermans	3	1,017
Ageas SA/NV	26	2,100
Anheuser-Busch InBev	140	11,509
Argenx SE (b)	9	8,344
D'Ieteren Group (a)	3	548
Elia Group	7	1,073
Groep Brussel Lambert	12	1,071
KBC Groep	36	4,849
Lotus Bakeries (a)	—	757
Sofina	2	589
Syensqo	10	716

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
U C B	17	5,157
		37,730
Israel 1.0%
Azrieli Group Ltd.	6	760
Bank Hapoalim B.M.	187	4,323
Bank Leumi Le-Israel B.M.	213	4,770
Elbit Systems Ltd.	4	2,721
ICL Group Ltd	106	530
Israel Discount Bank Limited	174	1,728
Mizrahi Tefahot Bank Ltd	21	1,355
Nova Ltd. (b)	4	2,367
Phoenix Financial Ltd	29	1,631
Teva Pharmaceutical Industries Ltd (b)	161	5,387
Tower Semiconductor Ltd. (b)	16	4,186
		29,758
Norway 0.6%
Aker BP ASA	44	1,341
DNB Bank ASA	104	3,086
Equinor ASA	113	3,565
Gjensidige Forsikring ASA	28	757
Kongsberg Gruppen ASA	64	1,934
Mowi ASA	61	1,132
Norsk Hydro ASA	189	1,714
Orkla ASA	98	1,026
SalMar ASA	10	488
Storebrand ASA	61	1,145
Telenor ASA	92	1,311
Var Energi ASA	107	446
Yara International ASA	23	1,024
		18,969
Poland 0.5%
Allegro.eu (b) (c)	119	1,202
Bank Polska Kasa Opieki - Spolka Akcyjna	30	1,810
Dino Polska Spolka Akcyjna (b) (c)	72	545
ING Bank Slaski Spolka Akcyjna	4	525
KGHM Polska Miedz Spolka Akcyjna	19	1,703
LPP Spolka Akcyjna	—	919
Orlen S A	83	2,786
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	124	3,400
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	84	1,466
Santander Bank Polska Spolka Akcyjna	6	945
		15,301
Austria 0.4%
Andritz AG	10	850
BAWAG Group AG (c)	10	2,088
Erste Group Bank AG	42	5,674
OMV Aktiengesellschaft	20	1,284
Raiffeisen Bank International AG	19	1,187
Telekom Austria Aktiengesellschaft	8	92
Verbund AG	10	636
		11,811
Ireland 0.2%
AIB Group Public Limited Company	285	3,350
Kerry Group Public Limited Company - Class A	21	1,940
Kingspan Group Public Limited Company	22	2,040
		7,330
Portugal 0.1%
EDP-Energias de Portugal Sociedade Anonima Sucursal en Espana	407	2,131
Galp Energia, SGPS, S.A. - Class B	66	1,404
Jeronimo Martins, SGPS, S.A.	39	752
		4,287
Luxembourg 0.1%
ArcelorMittal (a)	61	3,651
New Zealand 0.1%
Auckland International Airport Limited	231	1,093
Fisher & Paykel Healthcare Corporation Limited	78	1,737
Meridian Energy Limited	201	665
		3,495
China 0.1%
3SBio Inc. (c)	266	578
WuXi Biologics (Cayman) Inc. (b) (c)	537	2,387
		2,965
United States of America 0.1%
Universal Music Group N.V.	132	2,757
Chile 0.1%
Antofagasta PLC	50	2,538
Macau 0.1%
Galaxy Entertainment Group Limited	305	1,148
Sands China Ltd.	289	483
		1,631
Argentina 0.0%
Tenaris S.A.	47	1,292
Mexico 0.0%
Fresnillo PLC	26	960
Colombia 0.0%
Zijin Gold International Company Limited	53	610
Nigeria 0.0%
Airtel Africa PLC	103	449
Czech Republic 0.0%
CSG N.V. - Class A (a) (b)	22	315
Russian Federation 0.0%
Evraz PLC (b) (c) (d)	82	—
United Arab Emirates 0.0%
NMC Health PLC (d)	12	—
Total Common Stocks (cost $2,076,783)		3,062,305
PREFERRED STOCKS 0.3%
Germany 0.2%
Bayerische Motoren Werke Aktiengesellschaft	8	522
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	15	749
Henkel AG & Co. KGaA (e)	23	1,899
Sartorius Aktiengesellschaft	3	900
Volkswagen Aktiengesellschaft (e)	30	2,385
		6,455
Switzerland 0.1%
Chocoladefabriken Lindt & Sprungli AG	—	1,663
Schindler Holding AG	6	1,945
		3,608
Total Preferred Stocks (cost $12,743)		10,063
RIGHTS 0.0%
Spain 0.0%
ASC Actividades De Construccion Y Servicios SA (b)	32	66
Total Rights (cost $68)		66
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 3.53% (f) (g)	15,803	15,803
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 3.63% (f) (g)	488	488
Total Short Term Investments (cost $16,291)		16,291
Total Investments 99.5% (cost $2,105,885)		3,088,725
Other Derivative Instruments (0.0)%		(306)
Other Assets and Liabilities, Net 0.5%		15,096
Total Net Assets 100.0%		3,103,515

(a) All or a portion of the security was on loan as of June 30, 2026.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL International Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	33,330	215,498	233,025	317	—	—	15,803	0.5
JNL Government Money Market Fund, 3.63% - Class SL	25,458	113,230	138,200	238	—	—	488	—
	58,788	328,728	371,225	555	—	—	16,291	0.5

JNL International Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
3SBio Inc.	06/18/26	552	578	—
Adyen N.V.	04/26/21	8,665	3,868	0.1
Allegro.eu	09/17/21	1,239	1,202	—
Amadeus IT Holding, S.A.	04/26/21	4,159	3,542	0.1
Amundi	04/26/21	765	871	—
BAWAG Group AG	04/26/21	778	2,088	0.1
Budweiser Brewing Company APAC Limited	04/26/21	795	201	—
Cellnex Telecom, S.A.	04/26/21	3,802	2,384	0.1
Dino Polska Spolka Akcyjna	06/18/21	675	545	—
EQT AB	04/26/21	2,882	2,898	0.1
Evolution AB (publ)	04/26/21	2,292	1,289	—
Evraz PLC	04/26/21	631	—	—
Orsted A/S	04/26/21	2,167	1,459	0.1
Poste Italiane - Societa' Per Azioni	04/26/21	942	2,092	0.1
Siemens Healthineers AG	06/18/21	2,683	1,958	0.1
WH Group Limited	04/26/21	975	1,178	—
WuXi Biologics (Cayman) Inc.	12/17/21	3,876	2,387	0.1
		37,878	28,540	0.9

JNL International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	108	September 2026	EUR	6,777	115	101
FTSE 100 Index	37	September 2026	GBP	3,875	4	34
S&P/ASX 200 Index	15	September 2026	AUD	3,339	(12)	(34)
Topix Index	24	September 2026	JPY	957,205	17	22
					124	123

JNL International Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	HSB	09/16/26	AUD	952	658	(11)
AUD/USD	RBC	09/16/26	AUD	1,957	1,353	(29)
EUR/USD	BOA	09/16/26	EUR	2,875	3,295	(55)
EUR/USD	HSB	09/16/26	EUR	10,503	12,040	(128)
GBP/USD	BMO	09/16/26	GBP	1,551	2,057	(12)
GBP/USD	JPM	09/16/26	GBP	1,355	1,797	(23)
JPY/USD	HSB	09/16/26	JPY	1,034,242	6,401	(108)
JPY/USD	RBC	09/16/26	JPY	529,427	3,277	(55)
USD/AUD	BMO	09/16/26	AUD	(1,487)	(1,028)	(1)
USD/EUR	BCL	09/16/26	EUR	(4,714)	(5,403)	(19)
USD/GBP	BMO	09/16/26	GBP	(1,668)	(2,213)	(12)
USD/JPY	RBC	09/16/26	JPY	(539,009)	(3,336)	23
					18,898	(430)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL International Index Fund
Assets - Securities
Common Stocks	4,374	3,057,931	—	3,062,305
Preferred Stocks	—	10,063	—	10,063
Rights	—	66	—	66
Short Term Investments	16,291	—	—	16,291
	20,665	3,068,060	—	3,088,725
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	157	—	—	157
Open Forward Foreign Currency Contracts	—	23	—	23
	157	23	—	180
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(34)	—	—	(34)
Open Forward Foreign Currency Contracts	—	(453)	—	(453)
	(34)	(453)	—	(487)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL Mid Cap Index Fund
COMMON STOCKS 99.6%
Industrials 25.8%
AAON, Inc.	69	8,692
Acuity Inc.	31	11,611
Advanced Drainage Systems, Inc.	73	11,383
AECOM	131	9,131
AeroVironment, Inc. (a) (b)	33	5,403
AGCO Corporation	61	7,245
Alaska Air Group, Inc. (a)	114	5,929
American Airlines Group Inc. (a)	668	12,078
API Group Corporation (a)	392	16,616
Applied Industrial Technologies, Inc.	37	12,676
ATI Inc. (a)	138	27,274
Avis Budget Group, Inc. (a) (b)	17	2,536
Booz Allen Hamilton Holding Corporation - Class A	122	7,404
Brink's Company, The	41	3,916
BWXT Government Group, Inc.	93	18,078
CACI International Inc. - Class A (a)	22	10,375
Carlisle Companies Incorporated	41	14,896
Carpenter Technology Corporation	51	31,210
Chart Industries, Inc. (a)	45	9,503
Clean Harbors, Inc. (a)	51	15,087
CNH Industrial N.V.	886	9,945
Core & Main, Inc. - Class A (a)	191	9,222
Crane Company	50	11,164
Curtiss-Wright Corporation	37	28,370
Donaldson Company, Inc.	117	10,481
Dycom Industries, Inc. (a)	30	15,391
EnerSys	38	8,817
ESAB Corporation	59	5,784
ExlService Holdings, Inc. (a)	156	4,022
Exponent, Inc.	48	2,846
Flowserve Corporation	130	9,637
Fluor Corporation (a)	142	7,440
Fortune Brands Innovations, Inc.	120	6,562
FTI Consulting, Inc. (a)	30	4,438
GATX Corporation	36	6,373
Genpact Limited	159	4,369
Graco Inc.	168	12,717
GXO Logistics Inc. (a)	116	5,868
Hexcel Corporation	77	7,657
IES Holdings, Inc. (a)	9	6,358
ITT Inc.	90	17,860
KBR, Inc.	128	4,419
Kirby Corporation (a)	55	7,451
Knight-Swift Transportation Holdings Inc. - Class A	165	12,828
Kratos Defense & Security Solutions, Inc. (a)	190	9,481
Landstar System, Inc.	34	7,052
Lincoln Electric Holdings, Inc.	55	14,729
MasTec, Inc. (a)	63	26,016
Maximus, Inc.	53	2,852
Middleby Corporation, The (a)	42	7,282
Mine Safety Appliances Company, LLC	37	6,511
Moog Inc. - Class A	29	12,324
MSC Industrial Direct Co., Inc. - Class A	46	5,471
Mueller Industries, Inc.	112	13,766
NextPower LLC - Class A (a)	151	17,969
Nvent Electric Public Limited Company	164	27,799
Oshkosh Corporation	63	9,727
Owens Corning	82	13,028
Parsons Corporation (a)	55	2,905
Paylocity Holding Corporation (a)	44	4,642
RB Global, Inc.	189	21,966
RBC Bearings Incorporated (a)	32	20,687
Regal Rexnord Corporation	67	16,065
Ryder System, Inc.	39	10,382
Saia, Inc. (a)	27	11,384
Science Applications International Corporation	44	4,836
Sensata Technologies Holding PLC	148	7,062
Simpson Manufacturing Co., Inc.	42	8,763
SPX Technologies, Inc. (a)	51	12,506
StandardAero, Inc. (a)	192	5,741
Sterling Infrastructure, Inc. (a)	31	26,189
Terex Corporation	115	8,303
Tetra Tech, Inc.	263	7,606
Timken Company, The	64	9,316
Toro Company, The	100	9,718
Trex Company, Inc. (a)	108	5,414
UFP Industries, Inc.	58	5,219
UL Solutions Inc. - Class A	79	8,053
Valmont Industries, Inc.	20	11,401
Vicor Corporation (a)	24	8,997
Watsco, Inc.	35	14,771
Watts Water Technologies, Inc. - Class A	28	10,858
WESCO International, Inc.	49	17,069
Woodward, Inc.	60	25,711
XPO, Inc. (a)	119	24,500
		955,133
Information Technology 15.4%
Advanced Energy Industries, Inc.	39	14,392
Allegro Microsystems Inc. (a)	127	8,844
Amkor Technology, Inc.	116	10,044
AppFolio, Inc. - Class A (a)	25	3,937
Arrow Electronics, Inc. (a)	52	11,056
Avnet, Inc.	84	7,452
Belden Inc.	40	4,804
Bentley Systems, Incorporated - Class B	150	4,497
Bill Holdings, Inc. (a)	90	3,263
Cirrus Logic, Inc. (a)	52	7,764
Cognex Corporation	170	12,286
CommVault Systems, Inc. (a)	42	5,942
Crane Nxt, Co.	50	2,550
DigitalOcean Holdings, Inc. (a)	83	12,964
DocuSign, Inc. (a)	197	8,751
Dolby Laboratories, Inc. - Class A	61	3,228
Dropbox, Inc. - Class A (a)	152	4,188
Dynatrace, Inc. (a)	299	13,127
Entegris, Inc.	154	27,771
Fabrinet (a)	36	20,442
Guidewire Software, Inc. (a)	86	10,620
InterDigital, Inc.	26	7,447
IPG Photonics Corporation (a)	26	3,073
Kyndryl Holdings, Inc. (a)	220	2,490
Lattice Semiconductor Corporation (a)	139	21,254
Littelfuse, Inc.	26	11,646
MACOM Technology Solutions Holdings, Inc. (a)	67	25,307
Manhattan Associates, Inc. (a)	60	8,364
MKS Inc.	69	30,485
Novanta Inc. (a)	36	5,884
Nutanix, Inc. - Class A (a)	269	13,715
Okta, Inc. - Class A (a)	170	23,218
Onto Innovation Inc. (a)	50	19,083
Pegasystems Inc.	89	2,675
Pure Storage, Inc. - Class A (a)	320	25,229
Qualys, Inc. (a)	36	4,967
Rambus Inc. (a)	109	14,515
Sanmina Corporation (a)	54	13,739
Semtech Corporation (a)	94	15,269
Silicon Laboratories Inc. (a)	33	7,267
Sitime Corporation (a)	22	16,731
Synaptics Incorporated (a)	39	4,831
TD SYNNEX Corporation	76	20,259
TTM Technologies, Inc. (a)	106	19,735
Twilio Inc. - Class A (a)	154	31,777
Uipath, Inc. - Class A (a) (b)	441	4,797
Universal Display Corporation	45	3,863
Viavi Solutions Inc. (a)	237	11,310
Vontier Corporation	144	4,174
		571,026
Financials 15.1%
Affiliated Managers Group, Inc.	27	9,116
Ally Financial Inc.	285	13,079
American Financial Group, Inc.	70	9,796
Annaly Capital Management, Inc.	744	16,629
Associated Banc-Corp	165	5,077
Bank OZK	104	5,429
Brighthouse Financial, Inc. (a)	58	3,652

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Carlyle Group Inc., The	263	11,074
CNO Financial Group, Inc.	95	4,820
Columbia Banking System, Inc.	297	9,526
Commerce Bancshares, Inc.	138	7,992
Corebridge Financial, Inc.	248	7,092
Cullen/Frost Bankers, Inc.	64	9,869
East West Bancorp, Inc.	139	17,936
Equitable Holdings, Inc.	285	12,494
Essent Group Ltd.	94	6,023
Euronet Worldwide, Inc. (a)	36	2,643
Evercore Inc. - Class A	39	13,405
F.N.B. Corporation	361	6,881
Federated Hermes, Inc. - Class B	75	4,123
Fidelity National Financial, Inc. - Class A	256	12,090
First American Financial Corporation	104	7,161
First Financial Bankshares, Inc.	130	4,513
First Horizon Corporation	485	12,430
FirstCash, Inc.	39	8,462
Flagstar Bank, National Association	307	4,592
Glacier Bancorp, Inc.	132	6,810
Hamilton Lane Incorporated - Class A	41	3,193
Hancock Whitney Corporation	83	6,177
Hanover Insurance Group Inc, The	36	7,638
Home BancShares, Inc.	185	5,279
Houlihan Lokey, Inc. - Class A	55	7,381
International Bancshares Corporation	54	4,127
Janus Henderson Group PLC	124	6,461
Jefferies Financial Group Inc.	165	8,267
Kinsale Capital Group, Inc.	22	7,351
MGIC Investment Corporation	215	6,068
Morningstar, Inc.	23	3,656
Old National Bancorp	351	9,082
Old Republic International Corporation	229	9,361
Pinnacle Financial Partners, Inc.	152	15,310
Primerica, Inc.	32	9,060
Prosperity Bancshares, Inc.	102	7,448
Reinsurance Group of America, Incorporated	66	14,072
RenaissanceRe Holdings Ltd	43	13,735
RLI Corp.	93	5,477
Ryan Specialty Group Holdings, Inc. - Class A (b)	113	4,278
SEI Investments Company	93	8,157
Selective Insurance Group, Inc.	61	5,918
Shift4 Payments, LLC - Class A (a) (b)	60	2,929
SLM Corporation	192	4,991
Southstate Bank Corporation	99	9,908
Starwood Property Trust, Inc. (b)	351	5,752
Stifel Financial Corp.	155	10,779
Texas Capital Bancshares, Inc.	45	4,645
Toast, Inc. - Class A (a)	471	13,114
TransUnion	195	14,091
UMB Financial Corporation	72	10,309
United Bankshares, Inc.	141	6,451
Unum Group	150	13,376
Valley National Bancorp	483	7,075
Voya Financial, Inc.	92	8,360
Webster Financial Corporation	164	12,495
Western Alliance Bancorporation	104	8,531
Wex, Inc. (a)	35	4,990
Wintrust Financial Corporation	68	10,898
Zions Bancorporation, National Association	149	10,331
		559,235
Consumer Discretionary 10.5%
Abercrombie & Fitch Co. - Class A (a)	45	4,072
Aramark	267	15,189
Autoliv, Inc.	70	8,099
AutoNation, Inc. (a)	26	4,740
Bath & Body Works, Inc.	203	4,699
BorgWarner Inc.	208	13,834
Boyd Gaming Corporation	56	4,953
Brunswick Corporation	66	5,569
Burlington Stores, Inc. (a)	64	20,149
Capri Holdings Limited (a)	121	2,247
CAVA Group, Inc. (a)	102	8,010
Chewy, Inc. - Class A (a)	245	4,821
Choice Hotels International, Inc. (b)	21	2,272
Churchill Downs Incorporated	67	5,988
Columbia Sportswear Company	23	1,447
Crocs, Inc. (a)	51	6,093
Dick's Sporting Goods, Inc.	67	15,181
Duolingo, Inc. - Class A (a)	40	4,646
Dutch Bros Inc. - Class A (a)	130	9,362
Five Below, Inc. (a)	57	10,159
Floor & Decor Holdings, Inc. - Class A (a)	109	6,464
GameStop Corp. - Class A (a) (b)	417	9,205
Gap, Inc., The	233	4,362
Gentex Corporation	217	5,477
Goodyear Tire & Rubber Company, The (a)	291	1,919
Graham Holdings Co., Ltd. - Class B	3	3,865
Grand Canyon Education, Inc. (a)	27	3,829
H & R Block, Inc.	128	4,868
Harley-Davidson, Inc.	107	2,624
Hilton Grand Vacations Inc. (a)	60	3,163
Hyatt Hotels Corporation - Class A (b)	42	8,078
KB Home	62	3,890
Lear Corporation	51	6,833
Lithia Motors, Inc. - Class A	23	6,728
Macy's, Inc.	271	6,372
Mattel, Inc. (a)	296	4,107
Murphy USA Inc.	17	9,209
Ollie's Bargain Outlet Holdings, Inc. (a)	62	4,754
Penske Automotive Group, Inc.	19	3,330
Planet Fitness, Inc. - Class A (a)	80	4,194
Polaris Inc.	55	3,776
PVH Corp.	47	3,506
RH (a)	16	2,643
Service Corporation International	139	10,595
SharkNinja, Inc. (a)	72	10,897
Somnigroup International Inc.	213	16,715
Taylor Morrison Home II Corporation - Class A (a)	95	6,819
Texas Roadhouse, Inc. - Class A	67	12,954
Thor Industries, Inc.	53	4,008
Toll Brothers, Inc.	96	15,844
TopBuild Corp. (a) (c)	28	7,116
Travel + Leisure Co.	64	4,856
V.F. Corporation	330	5,507
Vail Resorts, Inc. (b)	35	4,826
Valvoline, Inc. (a)	128	5,075
Visteon Corporation	27	2,667
Whirlpool Corporation (b)	67	2,622
Wingstop Inc.	28	4,790
Wyndham Hotels & Resorts, Inc.	78	6,528
YETI Holdings, Inc. (a)	76	3,759
		390,304
Health Care 8.6%
Arrowhead Pharmaceuticals Inc. (a)	143	11,678
Avantor, Inc. (a)	695	6,879
BioMarin Pharmaceutical Inc. (a)	197	11,247
Bio-Rad Laboratories, Inc. - Class A (a)	18	5,271
Bruker Corporation	114	6,840
Chemed Corporation	13	6,273
Cytokinetics, Incorporated (a)	138	11,726
Dentsply Sirona Inc.	202	2,147
Doximity, Inc. - Class A (a)	135	2,806
Elanco Animal Health Incorporated (a)	504	12,405
Encompass Health Corporation	101	10,189
Ensign Group, Inc., The	59	9,474
Envista Holdings Corporation (a)	164	4,331
Exelixis, Inc. (a)	255	13,877
Globus Medical, Inc. - Class A (a)	115	9,114
Haemonetics Corporation (a)	47	3,526
Halozyme Therapeutics, Inc. (a)	120	9,419
HealthEquity, Inc. (a)	86	7,741
Hims & Hers Health, Inc. - Class A (a) (b)	214	7,418
Illumina, Inc. (a)	154	27,000
Jazz Pharmaceuticals Public Limited Company (a)	64	15,312
Lantheus Holdings, Inc. (a)	66	7,316
LivaNova PLC (a)	56	4,604
Medpace Holdings, Inc. (a)	23	12,147

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Neurocrine Biosciences, Inc. (a)	102	17,182
Option Care Health, Inc. (a)	160	3,359
Penumbra, Inc. (a)	40	12,676
Repligen Corporation (a)	54	7,403
Roivant Sciences Ltd. (a)	458	16,196
Sotera Health LLC (a)	268	4,750
Tenet Healthcare Corporation (a)	87	16,366
United Therapeutics Corporation (a)	43	23,350
		320,022
Real Estate 6.6%
Agree Realty Corporation	121	9,174
American Healthcare REIT, Inc.	195	10,152
American Homes 4 Rent - Class A	325	10,900
Brixmor Property Group Inc.	310	9,779
Caretrust REIT, Inc.	239	9,639
COPT Defense Properties	115	4,195
Cousins Properties Incorporated	166	4,968
Cubesmart, L.P.	231	9,171
EastGroup Properties, Inc.	54	10,924
EPR Properties	77	4,457
Equity Lifestyle Properties, Inc.	197	12,671
First Industrial Realty Trust, Inc.	136	8,314
Gaming and Leisure Properties, Inc.	287	12,792
Healthcare Realty Trust Incorporated - Class A	352	7,094
Independence Realty Trust, Inc.	241	4,017
Jones Lang LaSalle Incorporated (a)	47	14,619
Kilroy Realty Corporation	107	4,016
Kite Realty Naperville, LLC	212	6,025
Lamar Advertising Company - Class A	88	13,752
National Storage Affiliates Trust	72	3,188
NNN REIT, Inc.	194	9,044
Omega Healthcare Investors, Inc.	300	14,304
Park Hotels & Resorts Inc. (b)	207	2,947
Rayonier Inc.	281	5,983
Rexford Industrial Realty, Inc.	230	7,697
Sabra Health Care REIT, Inc.	260	5,064
STAG Industrial, Inc.	196	7,441
Vornado Realty Trust	160	6,277
W.P. Carey Inc.	225	16,086
		244,690
Materials 5.7%
Alcoa Corporation	268	13,947
AptarGroup, Inc.	65	8,132
Ashland Inc.	47	3,111
Avient Corporation	95	3,500
Axalta Coating Systems Ltd. (a)	216	7,376
Cabot Corporation	53	4,811
Cleveland-Cliffs Inc. (a)	578	5,424
Coeur Mining, Inc.	1,048	17,106
Commercial Metals Company	112	7,034
Crown Holdings, Inc.	112	12,576
Eagle Materials Inc.	32	7,157
Graphic Packaging Holding Company	300	3,171
Greif, Inc. - Class A	25	1,846
Hecla Mining Company	679	10,481
KRC Materials, Inc. (a)	58	4,882
Louisiana-Pacific Corporation (W VA)	65	5,080
MP Materials Corp. - Class A (a) (b)	138	7,738
NewMarket Corporation	8	6,131
Olin Corporation	115	2,270
Reliance, Inc.	52	19,371
Royal Gold, Inc.	83	16,533
RPM International Inc.	130	14,452
Scotts Miracle-Gro Company, The	45	3,046
Silgan Holdings Inc. (b)	89	4,105
Solstice Advanced Materials US, Inc.	161	14,282
Sonoco Products Company	99	5,604
Westlake Corporation	33	2,396
		211,562
Energy 4.3%
Antero Midstream Corporation	339	7,709
Antero Resources Corporation (a)	300	10,545
Chord Energy Corporation	57	6,559
CNX Resources Corporation (a)	144	4,874
DT Midstream, Inc.	103	15,155
HF Sinclair Corporation	156	10,859
Matador Resources Company	118	5,869
Murphy Oil Corporation	137	4,471
NOV Inc.	364	6,752
Ovintiv Canada ULC	280	14,750
PBF Energy Inc. - Class A	86	3,931
Permian Resources Corporation - Class A	796	14,654
Range Resources Corporation	237	8,811
TechnipFMC PLC	405	26,860
Valaris Limited (a)	65	4,731
Viper Energy, Inc. - Class A	197	8,341
Weatherford International Public Limited Company	73	5,924
		160,795
Consumer Staples 3.1%
Albertsons Companies, Inc. - Class A	364	4,930
BJ's Wholesale Club Holdings, Inc. (a)	129	11,290
Boston Beer Company, Inc., The - Class A (a)	8	1,396
Celsius Holdings, Inc. (a)	161	4,710
Coca-Cola Consolidated, Inc.	57	10,935
Darling Ingredients Inc. (a)	162	8,850
e.l.f. Beauty, Inc. (a)	60	4,412
Ingredion Incorporated	64	6,034
Maplebear Inc. (a)	167	7,929
Marzetti Company, The	20	2,302
Performance Food Group Company (a)	159	17,723
Pilgrim's Pride Corporation	42	1,191
Post Holdings, Inc. (a)	41	3,617
Sprouts Farmers Market, Inc. (a)	95	8,074
US Foods Holding Corp. (a)	223	22,788
		116,181
Utilities 3.0%
Black Hills Corporation	76	5,660
Essential Utilities, Inc.	290	11,093
IDACORP, Inc.	55	8,367
National Fuel Gas Company	97	7,508
New Jersey Resources Corporation	102	5,707
NorthWestern Corporation	63	4,503
OGE Energy Corp.	208	10,118
One Gas, Inc.	64	4,899
Ormat Technologies, Inc.	62	6,789
Portland General Electric Company	117	6,072
Southwest Gas Holdings, Inc.	66	5,854
Spire Inc.	60	4,685
Talen Energy Corporation (a)	46	17,717
TXNM Energy, Inc.	99	5,616
UGI Corporation	217	7,479
		112,067
Communication Services 1.5%
Nexstar Media Group, Inc. - Class A	29	5,231
Pinterest, Inc. - Class A (a)	490	10,302
Roku, Inc. - Class A (a)	133	18,308
Sirius XM Holdings Inc.	191	5,636
The New York Times Company - Class A	162	11,366
Warner Music Group Corp. - Class A	148	4,014
		54,857
Total Common Stocks (cost $2,885,219)		3,695,872
SHORT TERM INVESTMENTS 1.5%
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 3.63% (d) (e)	27,957	27,957
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	26,856	26,856
Total Short Term Investments (cost $54,813)		54,813
Total Investments 101.1% (cost $2,940,032)		3,750,685
Other Derivative Instruments 0.0%		240
Other Assets and Liabilities, Net (1.1)%		(39,418)
Total Net Assets 100.0%		3,711,507

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Security fair valued in good faith as a Level 2 security in accordance with the

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL Mid Cap Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	17,785	198,899	189,828	477	—	—	26,856	0.7
JNL Government Money Market Fund, 3.63% - Class SL	14,309	237,574	223,926	331	—	—	27,957	0.8
	32,094	436,473	413,754	808	—	—	54,813	1.5

JNL Mid Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	78	September 2026	29,894	240	409

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Mid Cap Index Fund
Assets - Securities
Common Stocks	3,688,756	7,116	—	3,695,872
Short Term Investments	54,813	—	—	54,813
	3,743,569	7,116	—	3,750,685
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	409	—	—	409
	409	—	—	409

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL Small Cap Index Fund
COMMON STOCKS 99.2%
Financials 18.2%
Acadian Asset Management, Inc.	41	2,955
Adamas Trust, Inc.	130	1,216
Ameris Bancorp	98	8,879
Amerisafe, Inc.	29	970
Arbor Realty Trust, Inc. (a)	300	1,628
ARMOUR Residential REIT, Inc. (a)	194	3,389
Artisan Partners Asset Management Inc. - Class A	111	3,818
Assured Guaranty Ltd.	65	5,178
Atlantic Union Bank	223	9,435
Axos Financial, Inc. (b)	89	8,655
Banc of California, Inc.	215	4,383
BancFirst Corporation	33	3,620
Bancorp, Inc., The (b)	65	4,094
Bank of Hawaii Corporation	62	5,038
BankUnited, Inc.	113	5,483
Banner Corporation	53	3,547
Beacon Financial Corporation	131	3,983
BGC Group, Inc. - Class A	579	6,188
Blackstone Mortgage Trust, Inc. - Class A	245	4,161
Bread Financial Payments, Inc.	63	6,808
Capitol Federal Financial	185	1,578
Cathay General Bancorp	105	6,507
Central Pacific Financial Corp.	40	1,543
City Holding Company	22	2,925
Cohen & Steers, Inc.	43	3,275
Community Financial System, Inc.	82	5,504
Credit Acceptance Corporation (a) (b)	9	5,808
Customers Bancorp, Inc. (b)	49	3,883
CVB Financial Corp.	260	5,860
Dave Inc. - Class A (b)	16	6,007
Dime Community Bancshares, Inc.	63	2,580
Donnelley Financial Solutions, Inc. (b)	39	1,650
Eagle Bancorp, Inc.	44	1,257
Eastern Bankshares, Inc.	328	7,290
Ellington Financial Inc.	194	2,642
Employers Holdings, Inc.	29	1,465
Enact Holdings, Inc.	44	2,024
Encore Capital Group, Inc. (b)	34	3,144
Enova International, Inc. (b)	39	9,388
EVERTEC, Inc.	97	2,687
EZCORP, Inc. - Class A (b)	92	3,166
F&G Annuities & Life, Inc.	58	1,541
FB Financial Corporation	63	3,495
First Bancorp	65	4,155
First Bancorp	241	6,275
First Commonwealth Financial Corporation	157	3,199
First Financial Bancorp.	163	5,506
First Hawaiian, Inc.	191	5,595
First Interstate BancSystem, Inc. - Class A	132	5,080
Franklin BSP Realty Trust, Inc.	122	992
Fulton Financial Corporation	295	7,125
Genworth Financial, Inc. - Class A (b)	596	5,641
Goosehead Insurance, Inc. - Class A (b)	37	1,778
HA Sustainable Infrastructure Capital, Inc.	199	7,788
Hanmi Financial Corporation	45	1,470
HCI Group, Inc.	16	2,881
Heritage Financial Corporation	64	1,893
Hilltop Holdings Inc.	63	2,458
Hope Bancorp, Inc.	200	2,730
Horace Mann Educators Corporation	62	3,224
Independent Bank Corp.	75	6,313
Jackson Financial Inc. - Class A (c)	109	11,143
Lakeland Financial Corporation	39	2,419
Lazard, Inc.	174	7,289
Lincoln National Corporation	267	9,421
MarketAxess Holdings Inc.	55	6,276
Merchants Bancorp, Inc.	46	2,278
Mercury General Corporation	42	4,448
Moelis & Company - Class A	116	7,580
National Bank Holdings Corporation - Class A	70	3,125
Navient Corporation	102	865
NBT Bancorp Inc.	81	3,991
NCR Atleos Corporation (b)	115	4,990
Nicolet Bankshares, Inc.	30	4,989
NMI Holdings, Inc. - Class A (b)	118	4,843
Northwest Bancshares, Inc.	228	3,463
OFG Bancorp	66	3,261
Palomar Holdings, Inc. (b)	42	5,258
Park National Corporation	25	4,619
Pathward Financial, Inc.	33	2,888
Payoneer Global Inc. (b)	426	3,031
PennyMac Mortgage Investment Trust	134	1,507
Piper Sandler Companies	105	7,628
PJT Partners Inc. - Class A	40	6,091
Preferred Bank	17	1,814
PROG Holdings, Inc.	63	2,928
Provident Financial Services, Inc.	203	4,793
Radian Group Inc.	209	7,857
Redwood Trust, Inc.	200	949
Remitly Global, Inc. (b)	271	6,069
Renasant Corporation	144	6,125
RITHM Capital Corp.	872	8,189
S & T Bancorp, Inc.	56	2,732
Safety Insurance Group, Inc.	23	1,729
Seacoast Banking Corporation of Florida	150	5,002
ServisFirst Bancshares, Inc.	78	6,808
Sezzle Inc. (b)	26	4,476
Simmons First National Corporation - Class A	228	5,155
SiriusPoint Ltd. (b)	163	3,908
Southside Bancshares, Inc.	44	1,563
Stellar Bancorp, Inc.	73	2,856
StepStone Group Inc. - Class A	115	4,738
Stewart Information Services Corporation	47	3,116
StoneX Group Inc. (b)	110	13,042
Tompkins Financial Corporation	20	1,862
Triumph Financial, Inc. (b)	35	2,685
Trupanion, Inc. (b)	53	1,310
Trustco Bank Corp N Y	27	1,479
Trustmark Corporation	91	4,204
Two Harbors Investment Corp.	164	2,031
United Community Banks, Inc.	187	6,555
United Fire Group, Inc.	34	1,769
Victory Capital Holdings, Inc. - Class A	72	6,057
Virtu Financial, Inc. - Class A	128	7,636
Virtus Investment Partners, Inc.	10	1,401
WAFD, Inc.	116	4,458
Walker & Dunlop, Inc.	53	2,911
WesBanco, Inc.	146	5,695
Westamerica Bancorporation	37	2,176
Western Union Company, The (a)	490	3,770
WisdomTree, Inc. (a)	197	3,342
World Acceptance Corporation (b)	4	953
WSFS Financial Corporation	81	6,215
Zurich American Corporation	91	2,457
		526,968
Industrials 17.0%
AAR Corp. (b)	61	8,738
ABM Industries Incorporated	92	4,060
Alamo Group Inc.	17	2,764
Albany International Corp. - Class A	44	3,295
Allegiant Travel Company (b)	35	4,131
Amentum Holdings, Inc. (b)	239	4,947
Apogee Enterprises, Inc.	33	1,514
Arcbest Corporation	35	4,987
Arcosa, Inc.	77	11,128
Argan, Inc.	22	17,396
Armstrong World Industries, Inc.	67	10,683
Astec Industries, Inc.	36	2,178
ATMUS Filtration Technologies Inc.	127	6,489
AZZ Inc.	47	7,236
Boise Cascade Company	55	4,282
Brady Corporation - Class A	68	6,231
Casella Waste Systems, Inc. - Class A (b)	98	9,459
Concentrix Corporation	67	1,506
CoreCivic, Inc. (b)	155	4,706

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
CSW Industrials, Inc.	26	7,166
Deluxe Corporation	72	1,709
DNOW Inc. (b)	286	3,715
DXP Enterprises, Inc. (b)	20	3,291
Enerpac Tool Group Corp. - Class A	81	2,897
Enpro Inc.	33	12,415
ESCO Technologies Inc.	40	14,151
Everus Construction Group, Inc. (b)	80	13,218
Federal Signal Corporation	95	12,224
First Advantage Corporation (b)	122	2,210
Franklin Electric Co., Inc.	59	6,350
Gates Industrial Corporation PLC (b)	396	11,081
GEO Group, Inc., The (b)	204	6,024
Gibraltar Industries, Inc. (b)	46	2,065
Granite Construction Incorporated	68	10,780
Greenbrier Companies, Inc., The	48	2,350
Griffon Corporation	60	5,897
Hayward Holdings, Inc. (b)	310	5,358
Healthcare Services Group, Inc. (b)	107	2,631
Heartland Express, Inc.	74	1,121
Hertz Global Holdings, Inc. (a) (b)	199	450
HNI Corporation	109	4,392
Hub Group, Inc. - Class A	95	4,165
Insperity, Inc.	56	2,324
Interface, Inc. - Class A	91	3,261
JBT Marel Corporation	81	11,781
JetBlue Airways Corporation (b)	460	2,637
Kadant Inc.	18	5,776
Kennametal Inc.	119	4,186
Korn Ferry	81	5,425
LegalZoom.com, Inc. (b)	173	1,060
Lindsay Corporation	16	2,012
Liquidity Services, Inc. (b)	37	1,441
Lyft, Inc. - Class A (a) (b)	592	8,647
ManpowerGroup Inc.	72	2,435
Marten Transport, Ltd.	89	1,544
Masterbrand, Inc. (b)	315	3,245
Matson Intermodal - Paragon, Inc.	47	9,075
Mercury Systems, Inc. (b)	82	10,079
MillerKnoll, Inc.	105	2,147
Mueller Water Products, Inc. - Class A	244	6,307
MYR Group Inc. (b)	24	12,158
National Presto Industries, Inc.	8	1,017
Openlane, Inc. (b)	166	6,848
Paycom Software, Inc.	65	8,136
Pitney Bowes Inc.	195	3,425
Powell Industries, Inc.	44	12,698
Primoris Services Corporation	84	8,372
Proto Labs, Inc. (b)	37	3,010
Quanex Building Products Corporation	70	1,309
Resideo Technologies, Inc. (b)	218	6,792
Robert Half Inc. (a)	158	4,842
Rush Enterprises, Inc. - Class A	95	6,921
RXO Inc. (b)	257	7,079
Schneider National, Inc. - Class B	78	2,843
SkyWest, Inc. (b)	62	6,180
Standex International Corporation	19	6,761
Sunrun Inc. (b)	374	5,004
Tennant Company	27	2,345
Trinity Industries, Inc.	124	4,297
Unifirst Corporation	23	5,994
Upwork Inc. (b)	194	1,625
Verra Mobility Corporation - Class A (b)	239	1,017
Vestis Corporation (b)	175	2,537
VSE Corporation	44	10,004
Werner Enterprises, Inc.	94	4,095
Willscot Holdings Corporation - Class A	283	8,169
Worthington Industries, Inc.	49	2,618
Zurn Elkay Water Solutions Corporation	232	11,710
		492,578
Information Technology 13.9%
A10 Networks, Inc.	112	4,185
ACI Worldwide, Inc. (b)	159	7,978
ACM Research, Inc. - Class A (b)	89	11,282
Adeia Inc.	172	5,671
Agilysys, Inc. (b)	39	4,119
Alarm.Com Holdings, Inc. (b)	77	3,591
Alpha and Omega Semiconductor Limited (b)	39	1,845
Arlo Technologies, Inc. (b)	170	2,292
Axcelis Technologies, Inc. (b)	48	9,112
Badger Meter, Inc.	46	6,758
Benchmark Electronics, Inc.	56	5,526
Blackbaud, Inc. (b)	54	1,599
Blackline, Inc. (b)	78	2,176
Box, Inc. - Class A (b)	217	5,753
Calix, Inc. (b)	90	3,342
Cleanspark Inc. (b)	400	5,822
Clear Secure, Inc. - Class A	143	7,942
Cohu, Inc. (b)	73	5,411
Corsair Gaming, Inc. (b)	72	697
CTS Corporation	44	2,898
Diebold Nixdorf, Incorporated (b)	54	4,614
Digi International Inc. (b)	59	4,422
Diodes Incorporated (b)	72	7,842
DXC Technology Company (b)	256	2,267
Enphase Energy, Inc. (b)	205	10,115
EPAM Systems, Inc. (b)	81	6,447
ePlus Inc.	41	3,406
Everforth, Inc. (b)	64	1,145
Extreme Networks, Inc. (b)	203	6,581
Formfactor, Inc. (b)	122	19,454
Harmonic, Inc. (b)	170	2,780
Ichor Holdings, Ltd. (b)	54	6,061
Impinj, Inc. (b)	42	6,049
Insight Enterprises, Inc. (b)	47	5,770
Itron, Inc. (b)	70	6,017
Knowles Corporation (b)	134	5,548
Kulicke and Soffa Industries, Inc.	82	10,942
Life360, Inc. (a) (b)	126	6,970
LiveRamp Holdings, Inc. (b)	99	3,723
Mara Holdings, Inc. (a) (b)	594	8,252
MaxLinear, Inc. (b)	131	16,816
Mirion Technologies (US), Inc. - Class A (b)	383	6,864
N-Able, Inc. (b)	120	442
Napco Security Technologies, Inc.	55	2,097
NCR Voyix Corporation (a) (b)	217	1,775
NetScout Systems, Inc. (b)	106	4,637
OSI Systems, Inc. (b)	24	5,275
PC Connection, Inc.	17	1,257
PDF Solutions, Inc. (b)	59	4,180
Penguin Solutions, Inc. (a) (b)	72	5,505
Photronics, Inc. (b)	92	2,996
Plexus Corp. (b)	42	12,553
Power Integrations, Inc.	87	7,275
Progress Software Corporation (b)	66	2,209
Q2 Holdings, Inc. (b)	98	4,717
Qorvo, Inc. (b)	125	11,657
Ralliant Corporation	175	12,861
RingCentral, Inc. - Class A	116	4,529
Rogers Corporation (b)	26	4,233
ScanSource, Inc. (b)	29	1,518
SolarEdge Technologies Ltd. (b)	95	5,572
Sprinklr, Inc. - Class A (b)	178	917
SPS Commerce, Inc. (b)	58	3,292
Teradata Corporation (b)	147	5,109
Ultra Clean Holdings, Inc. (b)	70	9,959
Veeco Instruments Inc. (b)	96	7,252
ViaSat, Inc. (b)	212	19,036
Vishay Intertechnology, Inc.	193	10,402
		401,339
Consumer Discretionary 13.6%
Academy Sports & Outdoors, Inc. (a)	100	4,719
Acushnet Holdings Corp.	43	5,067
Adient Public Limited Company (b)	122	2,245
ADT, Inc.	881	5,727
Advance Auto Parts, Inc. (a)	95	5,885
American Eagle Outfitters, Inc.	244	4,202
Asbury Automotive Group, Inc. (b)	29	5,832
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
BJ's Restaurants, Inc. (b)	33	1,975
Boot Barn Holdings, Inc. (b)	47	7,777
Bright Horizons Family Solutions, Inc. (b)	83	5,855
Brinker International, Inc. (b)	67	11,243
Buckle, Inc., The	48	2,024
Caesars Entertainment, Inc. (b)	318	9,592
Callaway Golf Company (b)	215	4,032
CarMax, Inc. (b)	221	11,712
Carter's, Inc.	58	2,383
Cavco Industries, Inc. (b)	12	7,440
Century Communities, Inc.	39	2,813
Cheesecake Factory Incorporated, The	71	5,668
Covista Inc. (b)	53	6,600
Cracker Barrel Old Country Store, Inc. (a)	35	1,879
Dana Incorporated	169	4,589
Dauch Corporation (b)	375	2,032
Dorman Products, Inc. (b)	42	5,760
Dream Finders Homes, Inc. - Class A (b)	41	711
ETSY, Inc. (b)	148	11,155
Fox Factory Holding Corp. (b)	65	1,098
Frontdoor, Inc. (b)	109	8,492
Gentherm Incorporated (b)	48	1,629
G-III Apparel Group, Ltd.	57	1,933
Green Brick Partners, Inc. (b)	47	3,760
Group 1 Automotive, Inc.	18	5,361
Installed Building Products, Inc. (a)	35	8,089
Kohl's Corporation	175	3,102
Kontoor Brands, Inc.	79	6,597
Laureate Education, Inc. - Class A (b)	199	7,210
La-Z-Boy Incorporated	63	2,518
LCI Industries	38	4,012
Leggett & Platt, Incorporated (a)	215	2,520
LGI Homes, Inc. (b)	32	2,046
Life Time Group Holdings, Inc. (b)	239	9,771
LKQ Corporation	397	10,464
M/I Homes, Inc. (b)	40	6,439
MarineMax, Inc. (b)	30	1,099
Marriott Vacations Worldwide Corporation	43	4,362
Matthews International Corporation - Class A	49	1,332
Meritage Homes Corporation	104	8,713
Mohawk Industries, Inc. (b)	80	9,691
Monarch Casino & Resort, Inc.	19	2,482
National Vision Holdings, Inc. (b)	126	2,399
Newell Brands Inc.	666	4,088
OneSpaWorld Holdings Limited	158	4,457
Papa John's International, Inc. (a)	51	1,888
Patrick Industries, Inc.	51	4,579
Peloton Interactive, Inc. - Class A (b)	654	3,865
PENN Entertainment, Inc. (b)	197	4,208
Perdoceo Education Corporation	93	2,961
Phinia Inc.	58	4,782
Pool Corporation	50	10,758
Pursuit Attractions And Hospitality, Inc. (b)	33	1,821
Red Rock Resorts, Inc. - Class A	74	4,834
Rush Street Interactive, Inc. - Class A (b)	163	4,837
Sabre Corporation (a) (b)	603	1,261
Sally Beauty Holdings, Inc. (b)	150	2,124
Shake Shack, Inc. - Class A (b)	63	3,547
Signet Jewelers Limited	62	5,357
Six Flags Entertainment Corporation (a) (b)	159	3,377
Skyline Champion Corporation (b)	86	7,592
Sonic Automotive, Inc. - Class A	21	1,757
Sonos, Inc. (b)	185	2,501
Standard Motor Products, Inc.	34	1,314
Steven Madden, Ltd.	115	4,825
Strategic Education, Inc.	35	2,693
Stride, Inc. (b)	65	5,608
Under Armour, Inc. - Class A (b)	293	1,871
Under Armour, Inc. - Class C (b)	189	1,174
United Parks And Resorts Inc. (a) (b)	37	1,764
Universal Technical Institute, Inc. (b)	79	3,386
Upbound Group, Inc.	81	1,720
Urban Outfitters, Inc. (b)	80	5,660
Versigent PLC (b)	110	4,636
Victoria's Secret & Co. (b)	124	10,346
Warby Parker Inc. - Class A (b)	157	4,778
Wendy's Company, The (a)	246	2,037
Winmark Corporation	5	1,988
Winnebago Industries, Inc.	43	1,354
Wolverine World Wide, Inc.	127	2,102
XPEL, Inc. (b)	39	1,958
		393,844
Health Care 12.1%
Acadia Healthcare Company, Inc. (b)	144	4,259
Acadia Pharmaceuticals Inc. (b)	197	4,981
AdaptHealth LLC - Class A (b)	168	1,753
Addus HomeCare Corporation (b)	28	2,853
ADMA Biologics, Inc. (b)	362	3,027
Alignment Healthcare, Inc. (b)	259	6,175
Alkermes Public Limited Company (b)	260	13,627
AMN Healthcare Services, Inc. (b)	60	1,947
Amneal Pharmaceuticals, Inc. - Class A (b)	269	4,663
Amphastar Pharmaceuticals, Inc. (b)	53	1,069
ANI Pharmaceuticals, Inc. (b)	29	2,373
Arcus Biosciences, Inc. (b)	136	4,188
Artivion, Inc. (b)	67	1,504
Astrana Health, Inc. (b)	66	3,060
Avanos Medical, Inc. (b)	72	1,800
Azenta, Inc. (b)	64	1,636
BioLife Solutions, Inc. (b)	62	1,751
Brightspring Health Services, Inc. (b)	247	17,213
Catalyst Pharmaceuticals, Inc. (b)	180	5,663
Certara, Inc. (b)	182	1,194
Collegium Pharmaceutical, Inc. (b)	51	1,836
Concentra Group Holdings Parent, Inc.	185	5,510
CONMED Corporation	48	1,559
Corcept Therapeutics Incorporated (b)	149	12,963
CorVel Corporation (b)	49	3,047
Enovis Corporation (b)	89	1,851
Fortrea Holdings Inc. (b)	146	2,540
Glaukos Corporation (b)	92	12,809
Harmony Biosciences Holdings, Inc. (b)	62	2,242
Healthstream, Inc.	38	1,028
ICU Medical, Inc. (b)	39	5,750
Indivior Pharmaceuticals, Inc. (b)	190	7,791
Innoviva, Inc. (b)	108	2,461
Inspire Medical Systems, Inc. (b)	41	1,847
Integer Holdings Corporation (b)	53	4,920
Integra LifeSciences Holdings Corporation (b)	106	1,904
Krystal Biotech, Inc. (b)	41	15,217
LeMaitre Vascular, Inc.	33	3,130
Lifestance Health Group, Inc. (b)	359	3,849
Ligand Pharmaceuticals Incorporated (b)	31	9,859
Liquidia Technologies, Inc. (b)	110	8,767
Merit Medical Systems, Inc. (b)	93	6,475
Molina Healthcare, Inc. (b)	81	18,593
National HealthCare Corporation	19	4,107
Neogen Corporation (b)	340	3,056
Neogenomics, Inc. (b)	202	2,944
OmniAb, Inc. (b) (d)	16	—
OmniAb, Inc. (b) (d)	16	—
Omnicell, Inc. (b)	71	2,968
Organon & Co.	412	5,572
Pacira Pharmaceuticals, Inc. (b)	61	1,554
Pediatrix Medical Group, Inc. (b)	124	3,134
Perrigo Company Public Limited Company	215	2,234
Phibro Animal Health Corporation - Class A	33	1,043
Prestige Consumer Healthcare Inc. (b)	74	3,497
Privia Health Group Inc. (b)	186	4,782
Progyny, Inc. (b)	112	3,240
Protagonist Therapeutics, Inc. (b)	94	11,552
PTC Therapeutics, Inc. (b)	129	10,547
QuidelOrtho Corporation (b)	106	1,851
RadNet, Inc. (b)	111	6,837
Sarepta Therapeutics, Inc. (b)	167	2,994
Schrodinger, Inc. (b)	88	1,425
STAAR Surgical Company (b)	78	2,237
Supernus Pharmaceuticals, Inc. (b)	90	4,186
Tandem Diabetes Care, Inc. (b)	108	1,627

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Teleflex Incorporated	69	8,739
TG Therapeutics, Inc. (b)	206	11,299
TransMedics Group, Inc. (b)	53	3,549
U.S. Physical Therapy, Inc.	24	1,632
UFP Technologies, Inc. (a) (b)	12	3,188
Veracyte, Inc. (b)	125	7,341
Vericel Corporation (b)	79	3,519
VIR Biotechnology, Inc. (b)	190	1,935
Waystar Holding Corp. (b)	180	3,696
Xencor, Inc. (b)	116	1,860
		348,829
Real Estate 6.4%
Acadia Realty Trust	209	4,367
Agnt, Inc.	143	775
American Assets Trust, Inc.	74	1,819
Apple Hospitality REIT, Inc.	343	5,759
Broadstone Net Lease, Inc.	300	6,198
Centerspace	27	1,521
Curbline Properties Corp.	152	4,626
Cushman & Wakefield Ltd. (b)	367	4,911
DiamondRock Alpharetta Tenant, LLC	319	3,885
Douglas Emmett, Inc.	262	3,090
Easterly Government Properties, Inc.	70	1,736
Essential Properties Realty Trust, Inc.	337	10,054
Four Corners Property Trust, Inc.	170	4,175
Getty Realty Corp. (a)	88	2,919
Global Net Lease, Inc. (a)	301	2,690
Highwoods Properties, Inc.	173	5,210
Innovative Industrial Properties, Inc.	45	2,787
InvenTrust Properties Corp.	118	4,169
JBG Smith Properties (a)	90	1,323
LTC Properties, Inc.	79	3,054
LXP Industrial Trust	92	4,947
Macerich Company, The	444	11,193
Marcus & Millichap Company	36	1,122
Medical Properties Trust, Inc. (a)	761	3,514
Millrose Properties, Inc. - Class A	241	7,243
National Health Investors, Inc.	76	5,796
Netstreit Corp. (a)	153	3,225
NexPoint Residential Trust, Inc.	34	943
OUTFRONT Media Inc.	239	7,813
Pebblebrook Hotel Trust	178	3,446
Phillips Edison & Company, Inc.	197	8,183
Ryman Hospitality Properties, Inc.	98	12,659
Safehold Inc.	73	1,149
Saul Centers, Inc.	19	725
SL Green Realty Corp. (a)	111	5,738
St. Joe Company, The	61	3,847
Sunstone Hotel Investors, Inc.	292	3,347
Tanger Inc.	180	7,103
Terreno Realty Corporation	166	10,734
Urban Edge Properties	195	4,468
Whitestone REIT	70	1,329
Xenia Hotels & Resorts, Inc.	144	2,931
		186,523
Energy 4.9%
Archrock, Inc.	273	11,134
Atlas Energy Solutions Inc. (a)	122	2,034
Bristow Holdings U.S. Inc.	40	1,662
Cactus, Inc. - Class A	109	5,570
California Resources Corporation	122	6,458
Comstock Resources, Inc. (b)	126	1,879
Core Laboratories LP	70	813
Core Natural Resources, Inc.	79	6,327
Crescent Energy Company - Class A	383	3,760
CVR Energy, Inc.	46	1,277
Dorian LPG Ltd.	57	1,980
Gulfport Energy Corporation (b)	23	3,858
Helix Energy Solutions Group, Inc. (b)	214	1,866
Helmerich & Payne, Inc.	156	5,107
Innovex International, Inc. (b)	60	1,487
International Seaways, Inc.	64	4,869
Kinetik Holdings Inc. - Class A	82	3,951
Kodiak Gas Services, LLC	153	11,470
Liberty Energy Inc. - Class A	254	6,646
Magnolia Oil & Gas Corporation - Class A	288	7,378
Noble Corporation PLC	198	7,367
Northern Oil and Gas Incorporated	163	2,967
Oceaneering International, Inc. (b)	156	6,307
Par Pacific Holdings, Inc. (b)	78	4,373
Patterson-UTI Energy, Inc.	539	4,943
Peabody Energy Corporation	189	4,373
REX American Resources Corporation (b)	44	1,997
RPC, Inc. (a)	141	821
SM Energy Company	355	9,267
Talos Energy Inc. (b)	192	2,482
Tidewater Inc. (b)	72	4,779
World Kinect Corporation	80	2,649
		141,851
Materials 4.3%
Alpha Metallurgical Resources, Inc. (b)	17	2,731
Balchem Corporation	50	8,464
Celanese Corporation - Class A	172	7,909
Century Aluminum Company (b)	88	4,064
Chemours Company, The	235	4,828
Eastman Chemical Company	178	11,949
Element Solutions Inc.	357	17,062
FMC Corporation	194	2,230
H.B. Fuller Company	85	4,956
Hawkins, Inc.	33	4,622
Ingevity Corporation (b)	54	4,028
Innospec Inc.	39	3,153
Kaiser Aluminum Corporation	25	4,956
Koppers Holdings Inc.	30	1,363
Materion Corporation	32	9,653
Metallus Inc. (b)	55	1,033
Minerals Technologies Inc.	48	3,557
O-I Glass, Inc. (b)	236	2,274
Quaker Chemical Corporation	21	3,401
Sensient Technologies Corporation	66	8,185
Stepan Company	33	1,860
Sylvamo Corporation	52	1,951
United States Lime & Minerals, Inc.	16	1,719
Warrior Met Coal, Inc.	82	6,686
Worthington Steel, Inc.	50	1,693
		124,327
Communication Services 3.5%
CarGurus, Inc. - Class A (b)	118	4,010
Cinemark Holdings, Inc.	160	5,089
Cogent Communications Holdings, Inc.	74	1,032
DoubleVerify Holdings, Inc. (b)	200	2,166
Iridium Communications Inc.	165	9,023
John Wiley & Sons, Inc. - Class A	61	2,981
Lumen Technologies, Inc. (b)	1,479	11,360
Match Group, Inc.	364	13,850
People Incorporated (b)	98	4,520
QuinStreet, Inc. (b)	92	1,341
Scholastic Corporation (a)	26	1,191
Shenandoah Telecommunications Company	72	1,089
Sphere Entertainment Co. - Class A (b)	42	7,292
Sphere Entertainment Co. - Class A (b)	28	11,276
Telephone and Data Systems, Inc.	150	5,567
TripAdvisor, Inc. (b)	179	2,447
Uniti Group Inc. (b)	286	3,276
Versant Media Group, Inc. - Class A	220	7,913
Yelp Inc. (b)	82	2,014
Ziff Davis, Inc. (b)	58	3,027
ZoomInfo Technologies Inc. - Class A (b)	408	1,194
		101,658
Consumer Staples 3.3%
Andersons, Inc., The	53	3,600
Cal-Maine Foods, Inc.	70	5,621
Campbell's Company, The (a)	306	6,815
Central Garden & Pet Company (b)	13	558
Central Garden & Pet Company - Class A (b)	80	3,087
Conagra Brands, Inc.	749	10,086
Coty Inc. - Class A (b)	566	1,223
Edgewell Personal Care Colombia S A S	72	1,930

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Energizer Holdings, Inc.	96	2,049
Flowers Foods, Inc.	329	2,596
Fresh Del Monte Produce Inc.	51	1,420
Freshpet, Inc. (b)	77	4,524
Grocery Outlet Holding Corp. (b)	153	1,523
Interparfums, Inc.	28	3,185
J&J Snack Foods Corp.	24	1,733
John B. Sanfilippo & Son, Inc.	14	1,242
Lamb Weston Holdings, Inc.	215	9,303
National Beverage Corp. (b)	36	1,125
PriceSmart, Inc.	40	7,719
Reynolds Consumer Products Inc.	86	2,301
Simply Good Foods Company, The (b)	128	1,696
The Chefs' Warehouse, Inc. (b)	57	5,442
Tootsie Roll Industries, Inc.	32	1,270
United Natural Foods, Inc. (b)	95	4,318
Universal Corporation	39	2,012
Vita Coco Company, Inc., The (b)	69	4,563
WD-40 Company	21	5,101
		96,042
Utilities 2.0%
American States Water Company	61	5,080
Avista Corporation	129	5,286
California Water Service Group	94	4,554
Chesapeake Utilities Corporation	38	4,592
Clearway Energy, Inc. - Class C	190	6,494
H2O America (a)	61	3,751
Hawaiian Electric Industries, Inc. (b)	270	3,658
MDU Resources Group, Inc.	325	6,890
MGE Energy, Inc.	59	4,802
Middlesex Water Company	29	1,613
Northwest Natural Holding Company	66	3,237
Otter Tail Corporation	65	5,882
Unitil Corporation	29	1,506
		57,345
Total Common Stocks (cost $2,332,046)		2,871,304
INVESTMENT COMPANIES 0.3%
iShares Core S&P Small Cap ETF	57	8,447
Total Investment Companies (cost $8,213)		8,447
SHORT TERM INVESTMENTS 1.9%
Securities Lending Collateral 1.4%
JNL Government Money Market Fund - Class SL, 3.63% (c) (e)	41,118	41,118
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 3.53% (c) (e)	14,189	14,189
Total Short Term Investments (cost $55,307)		55,307
Total Investments 101.4% (cost $2,395,566)		2,935,058
Other Derivative Instruments 0.0%		82
Other Assets and Liabilities, Net (1.4)%		(41,293)
Total Net Assets 100.0%		2,893,847

(a) All or a portion of the security was on loan as of June 30, 2026.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL Small Cap Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	11,489	831	704	197	460	(933)	11,143	0.4
JNL Government Money Market Fund, 3.63% - Class SL	25,870	212,164	196,916	604	—	—	41,118	1.4
JNL Government Money Market Fund, 3.53% - Class I	8,923	199,365	194,099	208	—	—	14,189	0.5
	46,282	412,360	391,719	1,009	460	(933)	66,450	2.3

JNL Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	109	September 2026	16,171	82	427

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Small Cap Index Fund
Assets - Securities
Common Stocks	2,871,304	—	—	2,871,304
Investment Companies	8,447	—	—	8,447
Short Term Investments	55,307	—	—	55,307
	2,935,058	—	—	2,935,058
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	427	—	—	427
	427	—	—	427

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 36.7%
Financials 8.3%
1RT Acquisition Corp. (a)	1	8
AA Mission Acquisition Corp. II - Class A (a)	57	577
Abony Acquisition Corp. I (a)	6	58
ACP Holdings Acquisition Corp. - Class A (a)	10	97
Activate Energy Acquisition Corp. - Class A (a)	27	275
Adyen N.V. (a) (b)	2	2,253
Agriculture & Natural Solutions Acquisition Corp. - Class A (a)	87	990
AI Infrastructure Acquisition Corp. (a)	18	189
AI Infrastructure Acquisition Corp. - Class A (a)	12	124
Aldabra 4 Liquidity Opportunity Vehicle Inc. (a)	12	121
Aldel Financial II Inc. - Class A (a)	59	631
American Drive Acquisition Company (a)	7	75
AmperCap Acquisition Co (a)	6	63
Andretti Acquisition Corp. II - Class A (a)	51	552
AON Public Limited Company - Class A	7	2,197
AP Acquisition Corp - Class A (a)	25	249
Aperture AC - Class A (a)	12	120
APEX Tech Acquisition Inc. (a)	35	350
Apex Treasury Corporation (a)	7	70
Apex Treasury Corporation - Class A (a)	46	460
Apogee Acquisition Corp. - Class A (a)	13	128
Archimedes Tech SPAC Partners III Co. (a)	5	47
Armada Acquisition Corp. II - Class A (a)	39	405
Arthur J. Gallagher & Co.	11	2,523
Artius II Acquisition Inc. - Class A (a)	52	545
Avalanche Treasury Corporation - Class A (a)	3	2
Axiom Intelligence Acquisition Corp 1 - Class A (a)	21	212
Bain Capital GSS Investment Corp. (a)	11	118
Barclays PLC - Class A (a)	58	621
Berto Acquisition Corp. (a)	33	342
Bitcoin Infrastructure Acquisition Corp. Ltd (a)	10	102
Block, Inc. - Class A (a) (c)	21	1,569
Blue Water Acquisition Corp. III - Class A (a)	26	267
Blue Water Acquisition Corp. IV (a)	5	46
Blueport Acquisition Ltd. - Class A (a)	5	47
Bluerock Acquisition Corp. (a)	11	115
Breeze Acquisition Corp. II (a)	11	111
Brighthouse Financial, Inc. (a)	3	199
BTC Development Corp. (a)	2	23
Cal Redwood Acquisition Corp. - Class A (a)	46	471
Calisa Acquisition Corp (a)	69	696
Cambridge Acquisition Corp. (a)	9	92
Cantor Equity Partners V, Inc. - Class A (a)	9	94
Cantor Equity Partners VII Inc. - Class A (a)	7	73
Cartesian Growth Corp. IV (a)	11	109
Championsgate Acquisition Corporation - Class A (a)	3	29
Charlton Aria Acquisition Corp. - Class A (a)	12	125
Chenghe Acquisition III Co. - Class A (a)	13	128
Churchill Capital Corp IX (a)	1	8
Citigroup Inc. (c)	26	3,570
Cohen Circle Acquisition Corp. II (a)	10	101
Collective Acquisition Corp. II (a)	28	280
Colombier Acquisition Corp. III (a)	4	42
Columbus Circle Capital Corp II (a)	7	73
Copley Acquisition Corp. (a)	43	452
Crane Harbor Acquisition Corp. II (a)	2	23
Crown Reserve Acquisition Corp. I (a)	11	116
Crown Reserve Acquisition Corp. I - Class A (a)	28	281
CSLM Digital Asset Acquisition Corp III Ltd. (a)	18	186
CSLM Digital Asset Acquisition Corp III Ltd. - Class A (a)	30	302
D. Boral Arc Acquisition I Corp. - Class A (a)	7	74
Daedalus Special Acquisition Corp. (a)	6	66
DigitalBridge Group, Inc. - Class A	197	3,104
Disciplined Growth Acquisition Corp. (a)	8	78
Drugs Made In America Acquisition Corp. (a)	10	109
Drugs Made in America Acquisition II Corp. (a)	23	233
Drugs Made in America Acquisition II Corp. (a)	29	291
Dune Acquisition Corporation II - Class A (a)	32	338
Dynamix Corporation III (a)	2	23
EGH Acquisition Corp. - Class A (a)	4	38
Emmis Acquisition Corp. - Class A (a)	8	81
EQV Ventures Acquisition Corp. II - Class A (a)	23	230
Eureka Acquisition Corp - Class A (a)	2	28
Fact II Acquisition Corp. - Class A (a)	36	388
Fifth Era Acquisition Corp I - Class A (a)	9	92
FIGX Capital Acquisition Corp. (a)	4	40
FIGX Capital Acquisition Corp. - Class A (a)	6	59
Flagship Acquisition Corporation (a)	2	27
Forefront Technology Holdings Acquisition Corp. (a)	5	49
Future Money Acquisition Corp. (a)	12	121
Future Vision II Acquisition Corp. (a)	18	194
FutureCrest Acquisition Corp. (a)	—	5
Galata Acquisition Corp. II - Class A (a)	8	81
Galaxyedge Acquisition Corp. (a)	14	138
Gesher Acquisition Corp. II - Class A (a)	11	114
GigCapital8 Corp. - Class A (a)	61	612
GigCapital9 Corp. (a)	14	141
GigCapital9 Corp. - Class A (a)	35	343
Globa Terra Acquisition Corp - Class A (a)	62	644
Gores Holdings X, Inc. - Class A (a)	23	245
GSR IV Acquisition Corp. - Class A (a)	42	431
GSR V Acquisition Corp. (a)	17	175
Harvard Ave Acquisition Corp. - Class A (a)	55	555
HCM III Acquisition Corp. (a)	1	12
Highview Merger Corp. - Class A (a)	8	79
Houlihan Lokey, Inc. - Class A	11	1,411
Idea Acquisition Corp. (a)	7	69
Illumination Acquisition Corp. I (a)	7	69
Indigo Acquisition Corp. (a)	11	117
Infinite Eagle Acquisition Corp. (a)	2	24
Inflection Point Acquisition Corp. V - Class A (a)	25	260
Integrated Wellness Acquisition Corp - Class A (a) (d)	25	316
InterPrivate Investment Partners V Inc. (a)	12	121
Iron Dome Acquisition I Corp. (a)	10	99
Iron Horse Acquisitions Corp. II (a)	7	75
ITHAX Acquisition Corp III - Class A (a)	11	114
Jab Acquisition Corp. I (a)	7	74
Jack Henry & Associates, Inc. (c)	7	980
Janus Henderson Group PLC	11	553
Jefferies Financial Group Inc.	32	1,578
Jena Acquisition Corporation II - Class A (a)	42	432
K&F Growth Acquisition Corp. II - Class A (a)	50	524
K2 Capital Acquisition Corp. - Class A (a)	13	125
Kochav Defense Acquisition Corp. - Class A (a)	66	681
KRAKacquisition Corp. (a)	2	24
LaFayette Acquisition Corp. (a)	9	93
Lafayette Digital Acquisition Corp. I (a)	5	44
Lafayette Digital Acquisition Corp. I - Class A (a)	7	73
Lake Superior Acquisition Corp. - Class A (a)	21	210
Lakeshore Acquisition III Corp. (a)	8	88
Launch Two Acquisition Corp. - Class A (a)	47	507
Launchpad Cadenza Acquisition Corp. I - Class A (a)	16	163
Leapfrog Acquisition Corp (a)	6	58
Legato Merger Corp. IV (a)	7	70
LightWave Acquisition Corp. - Class A (a)	34	349
LPL Financial Holdings Inc.	4	1,109
M Evo Global Acquisition Corp. II (a)	14	137
M3-Brigade Acquisition VI Corp. (a)	2	23
Maywood Acquisition Corp. 2 - Class A (a)	22	220
McKinley Acquisition Corporation (a)	5	47
McKinley Acquisition Corporation - Class A (a)	34	345
Meshflow Acquisition Corp (a)	16	161
Miluna Acquisition Corp - Class A (a)	21	210
Moody's Corporation	5	2,222
Mountain Lake Acquisition Corp. II - Class A (a)	40	400
Mozayyx Acquisition Corp. (a)	9	93
MSCI Inc. - Class A	2	1,397
Muzero Acquisition Corp. (a)	9	93
New Providence Acquisition Corp. III - Class A (a)	52	539
Newbury Street Acquisition Corporation - Class A (a)	41	436

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
NewHold Investment Corp IV (a)	2	25
NewHold Investment Corp. III - Class A (a)	22	244
NMP Acquisition Corp. - Class A (a)	23	236
Oak Woods Acquisition Corporation - Class A (a) (e)	54	661
Origin Investment Corp I (a)	20	211
OTG Acquisition Corp. I (a)	6	59
OTG Acquisition Corp. I - Class A (a)	16	167
Oxley Bridge Acquisition Ltd. - Class A (a)	48	491
Oyster Enterprises II Acquisition Corp - Class A (a)	62	639
PayPal Holdings, Inc.	18	785
Peace Acquisition Corp. (a)	6	63
Perimeter Acquisition Corp. I - Class A (a)	7	71
Pioneer Acquisition I Corp - Class A (a)	55	564
Pono Capital Four Inc. - Class A (a)	18	177
Praetorian Acquisition Corp. (a)	7	70
Primerica, Inc.	7	2,002
ProCap Acquisition Corp - Class A (a)	14	149
Proem Acquisition Corp. I (a)	5	54
Pyrophyte Acquisition Corp. II - Class A (a)	11	116
Quantum Leap Acquisition Corp. - Class A (a)	47	464
Quantumsphere Acquisition Corporation (a)	16	163
Quartzsea Acquisition Corporation (a)	29	304
Quasaredge Acquisition Corp. (a)	26	254
Republic Digital Acquisition Company - Class A (a)	38	392
Ribbon Acquisition Corp. - Class A (a)	17	187
Roman DBDR Acquisition Corp. II (a)	22	233
Ryan Specialty Group Holdings, Inc. - Class A (f)	28	1,046
SC II Acquisition Corp. - Class A (a)	23	233
SEI Investments Company (c)	15	1,287
Siddhi Acquisition Corp. - Class A (a)	64	663
Silver Pegasus Acquisition Corp. (a)	6	60
Silver Pegasus Acquisition Corp. - Class A (a)	21	218
SilverBox Corp IV - Class A (a)	15	161
SilverBox Corp V (a)	5	46
Sizzle Acquisition Corp. - Class A (a)	57	593
Social Commerce Partners Corp. (a)	6	60
Solarius Capital Acquisition Corp. - Class A (a)	29	301
Soren Acquisition Corp. (a)	9	93
Soulpower Acquisition Corp. - Class A (a)	63	653
Space Asset Acquisition Corp. (a)	3	31
Spacsphere Acquisition Corp - Class A (a)	23	230
Starlink AI Acquisition Corp. (a)	12	124
Starry Sea Acquisition Corp. (a)	17	175
Stellar V Capital Corp. - Class A (a)	9	95
Stichting Administratiekantoor Unigel Creditors (a) (e)	1	—
Stichting Administratiekantoor Unigel Creditors (a) (e)	—	—
StoneBridge Acquisition II Corp. - Class A (a)	4	41
Texas Ventures Acquisition III Corp (a)	2	23
Texas Ventures Acquisition III Corp - Class A (a)	7	76
Thayer Ventures Acquisition Corporation II - Class A (a)	24	252
Titan Acquisition Corp. - Class A (a)	44	454
Translational Development Acquisition Corp. (a)	5	48
Tribeca Strategic Acquisition Corp. (a)	12	121
Triumph Financial, Inc. (a)	39	2,994
UY Scuti Acquisition Corp. (a)	7	72
Vendome Acquisition Corporation I - Class A (a)	24	241
Vernal Capital Acquisition Corp. (a)	7	75
Viking Acquisition Corp. I (a)	3	36
Visa Inc. - Class A (c)	20	7,113
Webster Financial Corporation	10	802
Wells Fargo & Company	7	546
Wen Acquisition Corp. - Class A (a)	31	317
West Enclave Merger Corp. (a)	13	128
Westin Acquisition Corp. - Class A (a)	10	106
White Pearl Acquisition Corp - Class A (a)	39	392
Wilco 63 Corp. (a)	12	121
Wintergreen Acquisition Corp. (a)	—	2
Wintergreen Acquisition Corp. (a)	11	119
XFLH Capital Corp. (a)	28	276
Yorkville Acquisition Corp. - Class A (a)	25	259
		79,567
Communication Services 8.2%
Alphabet Inc. - Class A (c)	54	19,271
Alphabet Inc. - Class C	19	6,683
Comcast Corporation - Class A (c)	87	2,129
Electronic Arts Inc. (c)	43	8,921
Endeavor Group Holdings, Inc. - Class A (a) (d) (g)	288	7,932
Liberty Broadband Corporation - Series A (a)	3	117
Liberty Broadband Corporation - Series C (a)	25	828
Meta Platforms, Inc. - Class A (c)	27	15,422
Netflix, Inc. (a) (c)	83	5,920
Nintendo Co., Ltd.	21	903
Oi S.A. - Em Recuperacao Judicial - ADR (a) (e)	9	—
Roku, Inc. - Class A (a) (h)	17	2,292
Warner Bros. Discovery, Inc. - Series A (a)	312	8,325
		78,743
Industrials 5.7%
Andersen Group Inc. - Class A (a)	33	1,242
API Group Corporation (a)	1	46
Azelis Group (f)	253	2,697
Boeing Company, The (a) (c)	31	6,805
Bureau Veritas	23	693
Chart Industries, Inc. (a) (c)	33	6,948
CNH Industrial N.V.	59	668
Expeditors International of Washington, Inc. - Class A (c)	3	564
Ferguson Enterprises Inc.	7	1,611
Fluidra S.A. (f)	38	860
Fortune Brands Innovations, Inc.	33	1,791
Hoshizaki Corporation	15	483
IMCD N.V.	8	724
Lennox International Inc.	3	1,749
LG Corp.	14	871
Norfolk Southern Corporation	30	9,340
Old Dominion Freight Line, Inc.	8	1,703
Safran	7	2,694
Samsung C&T Corporation	7	2,081
Uber Technologies, Inc. (a)	8	603
UL Solutions Inc. - Class A	17	1,733
Unifirst Corporation	15	4,074
Verisk Analytics, Inc. (c)	10	1,769
Watts Water Technologies, Inc. - Class A	5	2,036
Westinghouse Air Brake Technologies Corporation	2	431
		54,216
Health Care 4.0%
Apogee Therapeutics, Inc. (a)	6	738
Avantor, Inc. (a)	67	667
Baxter International Inc.	63	1,343
Becton, Dickinson and Company	17	2,601
Bio-Rad Laboratories, Inc. - Class A (a)	3	995
Bio-Techne Corporation	2	163
Cooper Companies, Inc., The (a)	14	1,030
Danaher Corporation	5	891
Doximity, Inc. - Class A (a) (c)	43	893
Eurofins Scientific SE	22	1,711
GE HealthCare Technologies Inc.	7	448
Hinge Health, Inc. - Class A (a)	15	1,204
Icon Public Limited Company (a)	5	921
MERCK Kommanditgesellschaft auf Aktien	6	978
Novartis AG - ADR (c)	29	4,515
Novo Nordisk A/S - ADR (c)	39	1,850
Organon & Co.	74	1,006
Penumbra, Inc. (a)	9	2,721
Regeneron Pharmaceuticals, Inc. (c)	5	2,986
Select Medical Holdings Corporation	50	818
Thermo Fisher Scientific Inc.	2	1,045
Vertex Pharmaceuticals Incorporated (a) (c)	12	6,065
Waters Corporation (a)	2	831
West Pharmaceutical Services, Inc.	6	2,099
		38,519
Consumer Discretionary 3.4%
Amazon.com, Inc. (a) (c)	53	12,731
Caesars Entertainment, Inc. (a) (h)	73	2,215
CarMax, Inc. (a)	26	1,353

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Compagnie Financiere Richemont S.A.	4	860
Delivery Hero SE (a) (b)	7	273
Home Depot, Inc., The	4	1,378
Marriott International, Inc. - Class A	—	116
Prosus N.V. - Class N	41	1,769
Societe d'exploitation Hoteliere (f)	19	1,109
Tesla Inc. (a) (c)	19	8,040
TopBuild Corp. (a) (d) (h)	1	557
Vail Resorts, Inc. (f)	11	1,453
Yum China Holdings, Inc.	6	243
		32,097
Information Technology 2.9%
Analog Devices, Inc. (c)	15	5,901
Avaya Holdings Corp. (a)	2	33
Broadcom Inc.	1	205
Hirose Electric Co., Ltd.	6	1,022
Intuit Inc. (c)	7	1,882
nCino OpCo, Inc. (a)	82	1,333
NCR Voyix Corporation (a) (f)	50	412
NXP Semiconductors N.V.	6	1,629
Oracle Corporation (c)	41	6,022
Qorvo, Inc. (a)	28	2,627
Salesforce, Inc. (c)	14	2,134
SAP SE - ADR	5	710
SAP SE	—	1
TE Connectivity Public Limited Company	14	2,732
Trimble Inc. (a)	28	1,456
		28,099
Consumer Staples 2.0%
American Beverage Co Ambev - ADR (c)	575	1,806
Diageo PLC	1	26
Heineken Holding N.V.	39	2,963
Iron Horse Acquisitions Corp. (a) (e)	2	10
Kenvue Inc.	46	880
Kerry Group Public Limited Company - Class A	16	1,482
Magnum Ice Cream Company N.V., The (a) (f)	24	413
Magnum Ice Cream Company N.V., The (a) (f)	7	119
Magnum Ice Cream Company N.V., The (a)	89	1,543
Meridan Management Ltd - GDR (a) (b) (e)	38	—
Monster Beverage 1990 Corporation (a) (c)	90	8,606
Orion Incorporation	8	696
Pernod Ricard	13	920
		19,464
Materials 1.1%
Amrize AG	27	1,424
Glencore PLC	297	2,021
Grupo Mexico, S.A.B. de C.V. - Class B (f)	58	660
Holcim AG	10	935
Huntsman Corporation	18	193
International Flavors & Fragrances Inc.	44	3,475
Nippon Paint Holdings Co., Ltd.	220	1,434
		10,142
Energy 0.7%
ARC Resources Ltd.	226	4,754
ARC Resources Ltd.	4	74
McDermott International, Ltd. (a)	29	638
McDermott International, Ltd. (a)	1	30
NOV Inc.	54	1,001
Valaris Limited (a)	4	273
		6,770
Utilities 0.2%
AES Corporation, The (h)	60	877
Boralex Inc. - Class A	31	802
PG&E Corporation	10	168
TXNM Energy, Inc.	4	207
		2,054
Real Estate 0.2%
Douglas Emmett, Inc. (f)	97	1,142
Vornado Realty Trust	20	790
		1,932
Total Common Stocks (cost $269,516)		351,603
CORPORATE BONDS AND NOTES 29.9%
Information Technology 17.5%
A10 Networks, Inc.
2.75%, 04/01/30 (c) (i)	108	184
Adtran Holdings, Inc.
3.75%, 09/15/30 (c) (i) (j)	1,039	1,553
Advanced Energy Industries, Inc.
0.00%, 05/15/31 (c) (i) (j) (k)	41	45
Akamai Technologies, Inc.
0.38%, 09/01/27 (c) (i)	1,045	1,243
1.13%, 02/15/29 (c) (i)	2,084	2,468
0.00%, 05/15/30 - 05/15/32 (c) (i) (j) (k)	1,309	1,225
0.25%, 05/15/33 (c) (i)	2,078	3,021
Alarm.Com Holdings, Inc.
2.25%, 06/01/29 (c) (i)	104	99
Amkor Technology, Inc.
0.00%, 07/15/31 (c) (i) (j) (k)	103	122
AMS-Osram AG
10.50%, 03/30/29, EUR (b)	149	180
Applied Digital Corporation
2.75%, 06/01/30 (c) (i)	1,710	6,822
Applied Optoelectronics, Inc.
2.75%, 01/15/30 (c) (i)	1,789	6,337
Avnet, Inc.
1.75%, 09/01/30 (c) (i) (j)	98	137
Bentley Systems, Incorporated
0.38%, 07/01/27 (c) (i)	256	244
Bill Holdings, Inc.
0.00%, 04/01/27 - 04/01/30 (c) (i) (k)	1,002	880
Bitdeer Technologies Group
4.00%, 11/15/31 (c) (i) (j)	19	24
5.00%, 03/01/32 (c) (i) (j)	86	161
Bitfarms Ltd.
1.38%, 01/15/31 (c) (i) (j)	209	243
BlackBerry Limited
3.00%, 02/15/29 (c) (i)	215	701
Blackline, Inc.
1.00%, 06/01/29 (c) (i)	104	95
Box, Inc.
1.50%, 09/15/29 (c) (i)	997	976
Camtek Ltd.
0.00%, 09/15/30 (c) (i) (j) (k)	117	196
Canadian Solar Inc.
3.25%, 01/15/31 (c) (i) (j)	228	200
Check Point Software Technologies Ltd
0.00%, 12/15/30 (c) (i) (j) (k)	709	654
Ciena Corporation
0.00%, 09/15/31 (c) (i) (j) (k)	41	43
Cipher Digital Inc.
1.75%, 05/15/30 (c) (i)	988	5,514
0.00%, 10/01/31 (c) (i) (j) (k)	1,055	1,850
Cleanspark Inc.
0.00%, 06/15/30 (c) (i) (k)	311	406
Cloudflare, Inc.
0.00%, 08/15/26 - 06/15/30 (c) (i) (k)	3,409	4,328
Cohu, Inc.
1.50%, 01/15/31 (c) (i) (j)	128	361
CommVault Systems, Inc.
0.00%, 09/15/30 (c) (i) (j) (k)	103	97
Core Scientific, Inc.
3.00%, 09/01/29 (c) (i) (j)	1,274	3,112
0.00%, 06/15/31 (c) (i) (j) (k)	1,245	1,730
Coreweave, Inc.
1.75%, 12/01/31 - 10/01/32 (c) (i) (j)	4,091	4,752
CyberArk Software Ltd.
0.00%, 06/15/30 (c) (i) (k)	207	344
Datadog, Inc.
0.00%, 12/01/29 (c) (i) (k)	1,584	2,245
DigitalOcean Holdings, Inc.
0.00%, 12/01/26 (c) (i) (k)	145	164
0.00%, 08/15/30 (c) (i) (j) (k)	314	1,275
Dropbox, Inc.
0.00%, 03/01/28 (c) (i) (k)	208	209

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Fastly, Inc.
7.75%, 06/01/28 (c) (i)	31	45
0.00%, 12/15/30 (c) (i) (j) (k)	685	1,015
Five9, Inc.
1.00%, 03/15/29 (c) (i)	110	97
FREYR Battery
5.25%, 12/01/30 (c) (i)	436	722
4.00%, 04/15/31 (c) (i)	622	1,078
GDS Holdings Ltd.
4.50%, 01/31/30 (b) (i)	229	330
2.25%, 06/01/32 (c) (i)	233	282
Gorilla Technology Group Inc.
7.50%, 06/15/31 (c) (i)	58	65
Guidewire Software, Inc.
1.25%, 11/01/29 (c) (i)	1,553	1,486
Impinj, Inc.
0.00%, 09/15/29 (c) (i) (j) (k)	87	84
Indie Semiconductor, Inc.
3.50%, 12/15/29 (c) (i) (j)	995	1,124
4.00%, 03/15/31 (c) (i) (j)	124	172
InterDigital, Inc.
3.50%, 06/01/27 (c) (i)	2,858	10,463
IREN Limited
3.50%, 12/15/29 (c) (i)	2,504	8,834
3.25%, 06/15/30 (c) (i)	850	2,476
0.00%, 07/01/31 (c) (i) (j) (k)	869	752
0.25%, 06/01/32 (c) (i) (j)	194	213
1.00%, 06/01/33 - 12/01/33 (c) (i) (j)	622	592
Itron, Inc.
1.38%, 07/15/30 (c) (i)	208	207
0.00%, 03/15/32 (c) (i) (j) (k)	194	182
Keel Infrastructure Corp.
1.25%, 01/15/32 (c) (i) (j)	41	45
Life360, Inc.
0.00%, 06/01/30 (c) (i) (k)	96	100
Lumentum Holdings Inc.
0.50%, 06/15/28 (c) (i)	92	603
0.38%, 03/15/32 (c) (i) (j)	2,080	9,666
MACOM Technology Solutions Holdings, Inc.
0.00%, 12/15/29 (c) (i) (k)	21	48
Microchip Technology Incorporated
0.00%, 02/15/30 (c) (i) (j) (k)	39	44
0.75%, 06/01/30 (c) (i)	2,076	2,282
Mirion Technologies (US), Inc.
0.25%, 06/01/30 (c) (i) (j)	1,080	1,150
MKS Inc.
1.25%, 06/01/30 (c) (i)	2,271	6,659
Nebius Group N.V.
2.00%, 06/05/29 (c) (i) (j)	1,168	6,269
1.00%, 09/15/30 (c) (i) (j)	871	1,870
1.25%, 03/15/31 (c) (i) (j)	1,067	1,845
3.00%, 06/05/31 (c) (i) (j)	825	4,428
2.75%, 09/15/32 (c) (i) (j)	504	1,086
2.63%, 03/15/33 (c) (i) (j)	213	379
Nova Ltd.
0.00%, 09/15/30 (c) (i) (j) (k)	715	1,334
Nutanix, Inc.
0.25%, 10/01/27 (c) (i)	216	240
0.50%, 12/15/29 (c) (i)	1,123	1,101
ON Semiconductor Corporation
0.00%, 05/01/27 (c) (i) (k)	797	1,452
0.50%, 03/01/29 (c) (i)	513	613
0.00%, 05/01/31 (c) (i) (j) (k)	39	39
OSI Systems, Inc.
2.25%, 08/01/29 (c) (i)	1,432	1,892
0.50%, 02/01/31 (c) (i) (j)	783	726
Pagaya Us Holding Company LLC
6.13%, 10/01/29 (c) (i)	426	693
Pagerduty, Inc.
1.50%, 10/15/28 (c) (i)	50	47
PAR Technology Corporation
4.00%, 03/15/31 (c) (i) (j)	104	126
Penguin Solutions, Inc.
2.00%, 02/01/29 (c) (i) (j)	905	3,240
2.00%, 08/15/30 (c) (i)	207	589
Porch Group Inc.
6.75%, 10/01/28 (c) (i) (j)	105	114
Progress Software Corporation
3.50%, 03/01/30 (c) (i)	76	73
Rapid7, Inc.
0.25%, 03/15/27 (c) (i)	64	61
Riot Platforms, Inc.
0.75%, 01/15/30 (c) (i)	406	814
Rubrik, Inc.
0.00%, 06/15/30 (c) (i) (k)	490	497
Semtech Corporation
1.63%, 11/01/27 (c) (i)	896	3,891
0.00%, 10/15/30 (c) (i) (j) (k)	250	447
SharonAI Holdings Inc.
6.00%, 05/01/31 (c) (i) (j)	99	191
4.75%, 06/15/32 (c) (i) (j)	79	92
Sitime Corporation
0.00%, 06/15/31 (c) (i) (k)	104	115
Snowflake Inc.
0.00%, 10/01/27 - 10/01/29 (c) (i) (k)	4,082	6,934
SolarEdge Technologies Ltd.
2.25%, 07/01/29 (c) (i)	1,253	2,428
Super Micro Computer, Inc.
2.25%, 07/15/28 (c) (i)	108	105
3.50%, 03/01/29 (c) (i)	109	101
0.00%, 06/15/30 (c) (i) (k)	485	430
Synaptics Incorporated
0.75%, 12/01/31 (c) (i)	41	60
TeraWulf Inc.
2.75%, 02/01/30 (c) (i) (j)	2,567	7,782
1.00%, 09/01/31 (c) (i) (j)	1,106	2,362
Tyler Technologies, Inc.
0.50%, 07/15/31 (c) (i) (j)	104	103
Ultra Clean Holdings, Inc.
0.00%, 03/15/31 (c) (i) (j) (k)	145	272
Unity Software Inc.
0.00%, 03/15/30 (c) (i) (k)	210	238
Varonis Systems, Inc.
1.00%, 09/15/29 (c) (i)	967	932
Veeco Instruments Inc.
2.88%, 06/01/29 (c) (i)	1,235	3,271
Viavi Solutions Inc.
0.63%, 03/01/31 (c) (i) (j)	62	224
Vishay Intertechnology, Inc.
2.25%, 09/15/30 (c) (i)	880	1,739
VNET Group, Inc.
2.00%, 10/01/27 (c) (i)	311	349
2.50%, 04/01/30 (c) (i) (j)	62	63
WhiteFiber, Inc.
4.50%, 02/01/31 (i) (j)	61	109
Wix.Com Ltd.
0.00%, 09/15/30 (c) (i) (j) (k)	208	159
Wolfspeed, Inc.
3.50%, 03/15/31 (c) (i) (j)	12	30
2.50%, 06/15/31 (c) (i)	131	520
2.50%, 06/15/31 (c) (i) (j)	19	75
Workiva Inc.
1.25%, 08/15/28 (c) (i)	110	104
Zscaler, Inc.
0.00%, 07/15/28 (c) (i) (j) (k)	104	96
		167,806
Health Care 2.5%
Adaptive Biotechnologies Corporation
0.00%, 07/01/31 (c) (i) (j) (k)	39	45
Alignment Healthcare, Inc.
4.25%, 11/15/29 (c) (i)	759	1,302
Alphatec Holdings, Inc.
0.75%, 03/15/30 (c) (i)	26	25
ANI Pharmaceuticals, Inc.
2.25%, 09/01/29 (c) (i)	39	51
Arrowhead Pharmaceuticals Inc.
0.00%, 01/15/32 (c) (i) (k)	107	127
BioMarin Pharmaceutical Inc.
1.25%, 05/15/27 (c) (i)	107	104

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Bridgebio Pharma, Inc.
2.50%, 03/15/27 (c) (i)	1,336	2,372
2.25%, 02/01/29 (c) (i)	198	219
1.75%, 03/01/31 (c) (i)	99	167
Celcuity Inc.
2.75%, 08/01/31 (c) (i)	105	237
0.25%, 08/01/32 (c) (i)	228	260
Cogent Biosciences, Inc.
1.63%, 11/15/31 (c) (i)	27	33
Collegium Pharmaceutical, Inc.
2.88%, 02/15/29 (c) (i)	79	98
CorMedix Inc.
4.00%, 08/01/30 (c) (i) (j)	336	338
CRISPR Therapeutics AG
1.73%, 03/01/31 (c) (i) (j)	1,263	1,328
Cytokinetics, Incorporated
1.75%, 10/01/31 (c) (i) (j)	193	287
DexCom, Inc.
0.38%, 05/15/28 (c) (i)	97	90
Enovis Corporation
3.88%, 10/15/28 (c) (i)	95	92
Guardant Health, Inc.
0.00%, 11/15/27 (c) (i) (k)	2,412	2,999
1.25%, 02/15/31 (b) (c) (i)	197	492
Haemonetics Corporation
2.50%, 06/01/29 (c) (i)	97	98
Halozyme Therapeutics, Inc.
1.00%, 08/15/28 (c) (i)	187	273
0.00%, 02/15/31 (c) (i) (j) (k)	104	112
Hims & Hers Health, Inc.
0.00%, 05/15/30 - 06/01/32 (c) (i) (j) (k)	283	340
Indivior Pharmaceuticals, Inc.
0.63%, 03/15/31 (c) (i) (j)	105	128
Innoviva, Inc.
2.13%, 03/15/28 (c) (i)	104	112
Inotiv, Inc.
0.00%, 10/15/27 (a) (c) (i) (l)	701	21
Integer Holdings Corporation
1.88%, 03/15/30 (c) (i)	105	101
Ionis Pharmaceuticals, Inc.
0.00%, 12/01/30 (c) (i) (j) (k)	21	22
Irhythm Holdings, Inc.
1.50%, 09/01/29 (c) (i)	97	107
Lantheus Holdings, Inc.
2.63%, 12/15/27 (c) (i)	745	1,092
LeMaitre Vascular, Inc.
2.50%, 02/01/30 (c) (i)	100	106
Ligand Pharmaceuticals Incorporated
0.75%, 10/01/30 (c) (i) (j)	441	755
0.00%, 09/15/31 (c) (i) (j) (k)	39	44
LivaNova PLC
2.50%, 03/15/29 (c) (i)	172	233
Merit Medical Systems, Inc.
3.00%, 02/01/29 (c) (i)	67	72
Mirum Pharmaceuticals, Inc.
4.00%, 05/01/29 (c) (i)	343	1,265
0.00%, 06/01/32 (c) (i) (j) (k)	486	523
Neogenomics, Inc.
0.75%, 07/01/32 (c) (i) (j)	800	1,000
Novavax, Inc.
4.63%, 09/01/31 (c) (i) (j)	415	509
Nuvation Bio Operating Company LLC
0.75%, 07/01/32 (c) (i)	271	283
Omnicell, Inc.
1.00%, 12/01/29 (c) (i)	100	105
Organon & Co.
5.13%, 04/30/31 (j)	1,698	1,677
Oscar Health, Inc.
2.25%, 09/01/30 (c) (i) (j)	108	160
Pacira Pharmaceuticals, Inc.
2.13%, 05/15/29 (c) (i)	349	349
Pharming Group N.V.
4.50%, 04/25/29, EUR (b) (i)	400	585
PTC Therapeutics, Inc.
1.50%, 09/15/26 (c) (i)	66	103
Repligen Corporation
1.00%, 12/15/28 (c) (i)	27	28
Sarepta Therapeutics, Inc.
4.88%, 09/01/30 (c) (i) (j)	80	68
Syndax Pharmaceuticals, Inc.
2.25%, 06/15/31 (c) (i) (j)	103	125
Tandem Diabetes Care, Inc.
1.50%, 03/15/29 (c) (i)	98	93
Tempus AI, Inc.
0.75%, 07/15/30 (c) (i) (j)	112	119
0.00%, 05/15/32 (c) (i) (j) (k)	105	118
TransMedics Group, Inc.
1.50%, 06/01/28 (c) (i)	283	309
Travere Therapeutics, Inc.
2.25%, 03/01/29 (c) (i)	428	782
0.50%, 05/15/32 (c) (i)	635	742
Viridian Therapeutics, Inc.
1.75%, 05/15/32 (c) (i)	84	88
Zoetis Inc.
0.25%, 06/15/29 (c) (i) (j)	486	442
		23,755
Financials 2.2%
ABRA Global Finance
7.00%, 03/02/28 (c) (j) (m) (n)	2,788	2,788
Affirm Holdings, Inc.
0.75%, 12/15/29 (c) (i)	105	123
Alpha Holding, S.A. de C.V
0.00%, 12/31/27 (a) (j) (l)	236	7
Charles Schwab Corporation, The
5.00%, (100, 12/01/27) (o)	33	33
Coinbase Global, Inc.
0.00%, 10/01/29 - 10/01/32 (c) (i) (j) (k)	680	537
0.25%, 04/01/30 (c) (i)	776	691
Dave Inc.
0.00%, 04/01/31 (c) (i) (j) (k)	517	791
Encore Capital Group, Inc.
4.00%, 03/15/29 (c) (i)	783	1,191
Galaxy Digital Holdings LP
3.00%, 12/15/26 (c) (i) (j)	750	834
2.50%, 12/01/29 (c) (i) (j)	1,750	2,539
0.50%, 05/01/31 (c) (i) (j)	104	87
Hive Bermuda 2026 Ltd.
0.00%, 04/15/31 (c) (i) (j) (k)	243	410
MoneyGram International, Inc.
9.00%, 06/01/30 (j)	268	179
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (j)	261	278
Operadora de Servicios Mega SA de CV SOFOM ER.
0.00%, 12/31/27 (a) (j) (l)	200	1
Ping An Insurance (Group) Company of China, Ltd.
0.88%, 07/22/29 (b) (i)	2,900	3,838
Repay Holdings Corporation
2.88%, 07/15/29 (c) (i) (j)	105	98
Robinhood Markets, Inc.
0.00%, 10/01/29 (c) (i) (j) (k)	39	39
SBL Holdings, Inc.
6.50%, (100, 11/13/26) (j) (o)	448	403
Shift4 Payments, LLC
0.50%, 08/01/27 (c) (i)	95	90
SoFi Technologies, Inc.
0.00%, 10/15/26 (c) (i) (j) (k)	254	263
1.25%, 03/15/29 (c) (i) (j)	1,919	3,876
Tangerine Pomelo Group, S.A.P.I. De C.V.
0.00%, 07/24/26 (a) (j) (l)	200	1
Unigel Oldco Bv
0.00%, 12/31/44 (a) (b) (l) (n)	299	—
Upstart Holdings, Inc.
2.00%, 10/01/29 (c) (i)	1,315	1,487
WisdomTree, Inc.
4.63%, 08/15/30 (c) (i) (j)	104	124
4.50%, 10/01/31 (c) (i) (j)	398	456
		21,164

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Industrials 2.2%
Array Tech, Inc.
1.00%, 12/01/28 (c) (i)	105	97
2.88%, 07/01/31 (i)	409	510
Astronics Corporation
0.00%, 01/15/31 (c) (i) (j) (k)	597	1,107
Blacksky Technology Inc.
8.25%, 08/01/33 (c) (i) (j)	194	250
Bloom Energy Corporation
0.00%, 11/15/30 (c) (i) (j) (k)	626	1,154
Deutsche Lufthansa Aktiengesellschaft
0.00%, 09/10/32, EUR (b) (i) (k)	100	134
Energy Vault Holdings, Inc.
5.25%, 03/01/31 (c) (i) (j)	107	131
Enovix Corporation
3.00%, 05/01/28 (c) (i) (j)	104	101
4.75%, 09/15/30 (c) (i) (j)	104	89
Eos Energy Enterprises, Inc.
6.75%, 06/15/30 (c) (i) (j)	591	880
1.75%, 12/01/31 (c) (i) (j)	63	47
Fluence Energy, Inc.
2.25%, 06/15/30 (c) (i)	1,612	2,049
Fluor Corporation
1.13%, 08/15/29 (c) (i)	166	219
Grab Holdings Limited
0.00%, 06/15/30 (b) (c) (i) (k)	104	100
Greenbrier Companies, Inc., The
2.88%, 04/15/28 (c) (i)	884	1,015
Intuitive Machines, Inc.
2.50%, 10/01/30 (c) (i) (j)	1,008	1,971
JetBlue Airways Corporation
2.50%, 09/01/29 (c) (i)	19	21
Knight-Swift Transportation Holdings Inc.
1.00%, 11/15/31 (c) (i) (j)	214	249
Lyft, Inc.
0.63%, 03/01/29 (c) (i)	104	110
0.00%, 09/15/30 (c) (i) (j) (k)	99	97
Parsons Corporation
2.63%, 03/01/29 (c) (i)	91	91
Pitney Bowes Inc.
1.50%, 08/15/30 (c) (i) (j)	107	145
Planet Labs Inc.
0.50%, 10/15/30 (c) (i) (j)	1,424	4,269
Plug Power Inc.
6.75%, 12/01/33 (c) (i) (j)	800	1,072
Sunrun Inc.
4.00%, 03/01/30 (c) (i)	97	117
Tetra Tech, Inc.
2.25%, 08/15/28 (c) (i)	108	113
Uber Technologies, Inc.
0.00%, 05/15/28 (c) (i) (k)	104	120
0.88%, 12/01/28 (i)	213	254
Willis Lease Finance Corporation
2.50%, 05/15/31 (c) (i)	104	113
Xometry, Inc.
1.00%, 02/01/27 (c) (i)	1,229	2,176
0.75%, 06/15/30 (c) (i)	876	1,971
		20,772
Consumer Discretionary 2.0%
ABRA Global Finance
6.00%, 10/22/29 (c) (j) (n)	300	294
Alibaba Group Holding Limited
0.50%, 06/01/31 (c) (i)	2,075	2,456
0.00%, 09/15/32 (b) (c) (i) (k)	97	87
Cheesecake Factory Incorporated, The
2.00%, 03/15/30 (c) (i)	207	263
Cracker Barrel Old Country Store, Inc.
1.75%, 09/15/30 (c) (i)	486	492
Delivery Hero SE
1.50%, 01/15/28, EUR (b) (i)	100	111
DoorDash, Inc.
0.00%, 05/15/30 (c) (i) (k)	207	203
ETSY, Inc.
0.13%, 09/01/27 (c) (i)	84	79
0.25%, 06/15/28 (c) (i)	415	378
Fisker Group Inc.
0.00%, 09/15/26 (a) (c) (i) (j) (l)	2,160	—
GameStop Corp.
0.00%, 04/01/30 - 06/15/32 (c) (i) (k)	1,358	1,364
Gol Finance LLP
14.38%, 06/06/30 (c) (j)	332	321
Groupon, Inc.
4.88%, 06/30/30 (c) (i)	99	97
JD.com, Inc.
0.25%, 06/01/29 (c) (i)	207	203
LCI Industries
3.00%, 03/01/30 (c) (i)	526	587
Liberty Live Holdings, Inc.
2.38%, 09/30/53 (c) (i) (j)	1,708	3,144
MakeMyTrip Limited
0.00%, 07/01/30 (c) (i) (k)	312	284
Meritage Homes Corporation
1.75%, 05/15/28 (c) (i)	43	44
NCL Corporation Ltd.
1.13%, 02/15/27 (c) (i)	747	737
0.88%, 04/15/30 (c) (i)	141	156
0.75%, 09/15/30 (c) (i) (j)	870	840
NIO, Inc.
4.63%, 10/15/30 (c) (i)	108	107
Patrick Industries, Inc.
1.75%, 12/01/28 (c) (i)	104	154
Peloton Interactive, Inc.
5.50%, 12/01/29 (c) (i)	29	47
Realreal, Inc., The
4.00%, 02/15/31 (b) (c) (i) (m)	1,120	1,570
Rivian Automotive, Inc.
4.63%, 03/15/29 (c) (i)	124	147
Shift Technologies, Inc.
0.00%, 05/15/27 (a) (i) (j) (l)	1,305	1
Stride, Inc.
1.13%, 09/01/27 (c) (i)	1,588	2,678
Trip.com Group Limited
1.50%, 07/01/27 (b) (c) (i)	412	510
0.75%, 06/15/29 (c) (i)	77	75
Wayfair Inc.
1.00%, 08/15/26 (i)	57	57
3.25%, 09/15/27 (c) (i)	1,333	1,963
		19,449
Communication Services 0.9%
AST Spacemobile, Inc.
2.38%, 10/15/32 (c) (i) (j)	806	1,288
Bandwidth Inc.
0.00%, 07/01/32 (c) (i) (j) (k)	103	120
DISH Network Corporation
11.75%, 11/15/27 (j)	636	654
EchoStar Corporation
10.75%, 11/30/29	1,221	1,319
3.88%, 11/30/30 (i) (n)	298	932
3.88%, 11/30/30 (c) (i) (n)	856	2,675
Liberty Media Corporation
3.75%, 03/15/28 (c) (i)	238	273
0.00%, 11/15/29 - 02/15/30 (a) (c) (i) (l)	3,490	173
Live Nation Entertainment, Inc.
3.13%, 01/15/29 (c) (i)	99	177
2.88%, 01/15/30 (c) (i)	105	126
2.88%, 10/15/31 (c) (i) (j)	105	115
Match Group FinanceCo 3, Inc.
2.00%, 01/15/30 (c) (i) (j)	84	76
Snap Inc.
0.13%, 03/01/28 (c) (i)	98	90
Sphere Entertainment Co.
3.50%, 12/01/28 (c) (i)	100	491
Ziff Davis, Inc.
3.63%, 03/01/28 (b) (c) (i)	409	406
		8,915
Energy 0.9%
Atlas Energy Solutions Inc.
0.50%, 04/15/31 (c) (i) (j)	709	957

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Denison Mines Corp.
4.25%, 09/15/31 (c) (i) (j)	432	614
Golar LNG Limited
2.75%, 12/15/30 (i)	198	225
Green Plains Inc.
2.25%, 03/15/27 (c) (i)	40	40
5.25%, 11/01/30 (c) (i)	59	80
Liberty Energy Inc.
0.00%, 03/01/31 - 03/01/32 (c) (i) (j) (k)	544	547
Propetro Holding Corp.
0.00%, 11/15/31 (c) (i) (j) (k)	84	79
Solaris Energy Infrastructure, Inc.
4.75%, 05/01/30 (c) (i)	1,355	4,314
0.25%, 10/01/31 (c) (i)	871	1,400
Transocean Inc.
4.63%, 09/30/29 (c) (i)	398	621
		8,877
Materials 0.8%
Almonty Industries Inc.
2.25%, 07/01/31 (c) (i) (j)	21	22
B2Gold Corp.
2.75%, 02/01/30 (c) (i) (j)	1,052	1,470
Endeavour Silver Corp.
0.25%, 01/15/31 (c) (i) (j)	99	101
Equinox Gold Corp.
4.75%, 10/15/28 (c) (i)	1,507	2,528
First Majestic Silver Corp.
0.38%, 01/15/27 (c) (i)	124	151
0.13%, 01/15/31 (c) (i) (j)	99	112
Fortuna Mining Corp.
3.75%, 06/30/29 (c) (i)	787	1,195
I-80 Gold Corp.
3.75%, 04/15/31 (c) (i) (j)	105	117
Osisko Development Corp.
4.13%, 06/15/31 (c) (i) (j)	42	44
PureCycle Technologies, Inc.
4.75%, 07/01/32 (c) (i)	311	314
Silvercorp Metals Inc.
4.75%, 12/15/29 (c) (i)	857	2,053
Unigel Luxembourg S.A.
13.50%, 12/31/27 (a) (j) (l) (n)	44	4
13.50%, 12/31/27 (a) (b) (l) (n)	62	5
11.00%, 12/31/28 (a) (j) (l) (n)	53	1
11.00%, 12/31/28 (a) (b) (l) (n)	229	2
		8,119
Utilities 0.4%
Evergy, Inc.
4.50%, 12/15/27 (c) (i)	2,350	3,342
Ormat Technologies, Inc.
0.00%, 03/15/31 (c) (i) (j) (k)	104	107
1.50%, 03/15/31 (c) (i) (j)	39	42
		3,491
Real Estate 0.3%
Compass, Inc.
0.25%, 04/15/31 (c) (i) (j)	1,031	1,116
HAT Holdings I LLC
3.75%, 08/15/28 (c) (i) (j)	60	89
Healthcare Realty Holdings, L.P.
3.00%, 01/15/32 (c) (i) (j)	42	43
KIMCO Realty OP, LLC
3.50%, 06/15/31 (c) (i) (j)	103	105
Kite Realty Group, L.P.
0.75%, 04/01/27 (c) (i) (j)	79	96
Open Doors Technology Inc.
7.00%, 05/15/30 (c) (i) (j)	384	1,249
StorageVault Canada Inc.
5.00%, 03/31/28, CAD (i)	107	76
		2,774
Consumer Staples 0.2%
Freshpet, Inc.
3.00%, 04/01/28 (c) (i)	421	489
Herbalife Nutrition Ltd.
4.25%, 06/15/28 (c) (i)	268	307
MGPI Processing, Inc.
1.88%, 11/15/41 (c) (i)	798	772
Oddity Finance LLC
0.00%, 06/15/30 (c) (i) (j) (k)	207	145
Premium Brands Holdings Corporation
5.50%, 12/31/32, CAD (i)	79	57
The Chefs' Warehouse, Inc.
2.38%, 12/15/28 (c) (i)	44	98
		1,868
Total Corporate Bonds And Notes (cost $255,021)		286,990
PRIVATE INVESTMENT FUNDS 11.9%
WCM Partners Fund (b) (p)	47,706	113,614
Total Private Investment Funds (cost $55,913)		113,614
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.8%
1345 Trust 2025-AOA
Series 2025-D-AOA, REMIC, 6.63%, (1 Month Term SOFR + 3.00%), 06/15/27 (q)	80	80
AASET 2024-2 Ltd
Series 2024-B-2A, 6.61%, 09/16/31 (m)	131	131
AASET MT-1 Ltd
Series 2025-B-3A, 5.73%, 02/16/32 (j) (m)	385	376
AB Issuer LLC
Series 2026-A2-1A, 6.41%, 04/30/56	150	150
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1
Series 2006-A2C-CW1, REMIC, 3.80%, (1 Month Term SOFR + 0.39%), 07/25/36 (m) (q) (r)	1,576	1,316
ACORE 2026-FL1 Issuer, LLC
Series 2026-D-FL1, 6.39%, (1 Month Term SOFR + 2.75%), 11/20/30 (m) (q)	280	280
ACREC 2026-FL4 LLC
Series 2026-D-FL4, REMIC, 6.29%, (1 Month Term SOFR + 2.65%), 01/18/43 (m) (q)	260	260
ACRES Commercial Realty 2021-FL1 Issuer, Ltd.
Series 2021-E-FL1, 6.75%, (1 Month Term SOFR + 3.11%), 10/20/36 (q)	260	259
Affirm Asset Securitization Trust 2025-X2
Series 2025-D-X2, 5.23%, 07/15/28	250	249
Arbor Multifamily Mortgage Securities Trust 2021-MF3
Series 2021-E-MF3, REMIC, 2.00%, 10/16/54	273	213
Arbor Realty Commercial Real Estate Notes 2022-Fl1, Ltd.
Series 2022-C-FL1, 5.89%, (SOFR 30-Day Average + 2.30%), 01/15/37 (q)	350	350
Argentina, Republic of
Series 2022-E-CRE6, 7.00%, (SOFR 30-Day Average + 3.40%), 01/21/37 (q)	330	330
Avant Credit Card Master Trust
Series 2025-D-1A, 5.72%, 04/15/31	250	244
Bain Capital Credit CLO 2022-3, Limited
Series 2022-E-3A, 11.03%, (3 Month Term SOFR + 7.35%), 07/17/35 (q)	500	421
Bank 2019-BNK17
Interest Only, Series 2019-XG-BN17, REMIC, 1.50%, 04/17/52	1,978	65
Bank 2025-BNK51
Series 2025-C-BNK51, REMIC, 5.95%, 01/17/36	119	116
Interest Only, Series 2025-XD-BNK51, REMIC, 2.13%, 12/16/67 (q)	1,930	296
Bank5 2024-5YR9
Series 2024-D-5YR9, REMIC, 4.00%, 09/17/29	325	294
Bank5 2025-5YR16
Interest Only, Series 2025-XD-5YR19, REMIC, 1.80%, 12/17/58 (q)	3,833	278
Bank5 2025-5YR17
Series 2025-C-5YR17, REMIC, 5.89%, 10/18/30 (q)	277	275
Interest Only, Series 2025-XD-5YR17, REMIC, 1.81%, 11/18/58 (q)	5,000	350
Bank5 2026-5YR20
Series 2026-D-5YR20, REMIC, 4.50%, 02/18/31	178	153

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
BBCMS Mortgage Trust 2024-5C27
Interest Only, Series 2024-XD-5C27, REMIC, 2.74%, 07/17/57 (q)	3,110	223
BBCMS Mortgage Trust 2026-5C41
Series 2026-C-5C41, REMIC, 5.99%, 05/15/31 (q)	166	166
BBCMS Mortgage Trust 2026-5C42
Interest Only, Series 2026-XD-5C42, REMIC, 2.16%, 06/17/59 (q)	1,946	194
BDS 2025-FL15 LLC
Series 2025-D-FL15, 6.04%, (1 Month Term SOFR + 2.40%), 09/19/30 (m) (q)	230	230
Series 2025-C-FL15, 5.79%, (1 Month Term SOFR + 2.15%), 03/19/43 (m) (q)	120	120
BDS 2025-FL16 LLC
Series 2025-D-FL16, 6.14%, (1 Month Term SOFR + 2.50%), 06/22/43 (m) (q)	320	320
BDS 2026-FL17 LLC
Series 2026-C-FL17, 5.59%, (1 Month Term SOFR + 1.95%), 05/19/43 (m) (q)	400	400
Benchmark 2018-B4 Mortgage Trust
Series 2018-D-B4, REMIC, 2.76%, 07/17/28 (q)	377	276
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.75%, 12/15/62 (q)	15,008	248
Benchmark 2021-B31 Mortgage Trust
Series 2021-E-B31, REMIC, 2.25%, 12/17/54	617	327
Benchmark 2025-V16 Mortgage Trust
Series 2025-D-V16, REMIC, 4.50%, 08/16/58	160	138
Benchmark 2025-V18 Mortgage Trust
Series 2025-C-V18, REMIC, 6.14%, 10/18/30 (q)	276	273
Benchmark 2026-B43 Mortgage Trust
Series 2026-C-B43, REMIC, 6.09%, 05/16/36	222	219
Benchmark 2026-V20 Mortgage Trust
Series 2026-D-V20, REMIC, 4.50%, 01/17/31	210	178
BMO 2025-5C12 Mortgage Trust
Interest Only, Series 2025-XD-5C12, REMIC, 2.06%, 10/15/58 (q)	2,643	211
BMO 2026-C14 Mortgage Trust
Series 2026-D-C14, REMIC, 4.50%, 02/17/59	100	76
Brant Point CLO 2023-2, Ltd.
Series 2019-ER-2A, 10.40%, (3 Month Term SOFR + 6.73%), 07/17/34 (q)	500	342
BRAVO Residential Funding Trust 2026-NQM6
Series 2026-B1-NQM6, REMIC, 6.60%, 05/25/66 (q)	2,000	1,986
BRSP 2026-Fl3 Ltd
Series 2026-D-FL3, 6.29%, (1 Month Term SOFR + 2.85%), 08/19/43 (m) (q)	280	280
BRSP Ltd
Series 2024-C-FL2, 7.18%, (1 Month Term SOFR + 3.54%), 02/19/30 (q)	317	316
BSPRT 2025-FL12 Issuer, LLC
Series 2025-D-FL12, 6.33%, (1 Month Term SOFR + 2.70%), 04/17/43 (q)	250	250
Business Jet Securities 2024-2, LLC
Series 2024-C-2A, 7.97%, 09/15/30	332	327
BX Commercial Mortgage Trust 2025-BCAT
Series 2025-D-BCAT, REMIC, 6.28%, (1 Month Term SOFR + 2.65%), 08/16/27 (q)	84	84
BX Commercial Mortgage Trust 2026-CSMO
Series 2026-D-CSMO, REMIC, 6.03%, (1 Month Term SOFR + 2.40%), 02/15/28 (q)	210	212
BX Commercial Mortgage Trust 2026-XL6
Series 2026-E-XL6, REMIC, 6.63%, (1 Month Term SOFR + 3.00%), 03/15/28 (q)	217	219
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (q)	170	157
BX Trust 2022-LBA6
Series 2022-E-LBA6, REMIC, 6.33%, (1 Month Term SOFR + 2.70%), 01/18/39 (q)	120	120
BX Trust 2025-ROIC
Series 2025-E-ROIC, REMIC, 6.57%, (1 Month Term SOFR + 2.94%), 03/15/27 (q)	193	193
Canyon CLO 2020-1 Ltd
Series 2020-DR2-1A, 6.77%, (3 Month Term SOFR + 3.10%), 07/15/34 (q)	500	498
Carlyle Global Market Strategies CLO 2014-2-R, Ltd.
Series 2014-D-2RA, 9.26%, (3 Month Term SOFR + 5.61%), 05/15/31 (q)	1,000	1,004
Carlyle US CLO 2019-1 Ltd
Series 2019-DR2-1A, 9.93%, (3 Month Term SOFR + 6.25%), 04/21/31 (q)	500	484
Cascade MH Asset Trust 2019-MH1
Series 2019-M-MH1, REMIC, 5.99%, 11/25/44	4,100	3,866
Castlelake Aircraft Securitization Trust 2018-1
Series 2018-C-1, 6.63%, 06/15/43 (m)	1,084	869
CF 2019-CF2 Mortgage Trust
Interest Only, Series 2019-XG-CF2, REMIC, 0.89%, 11/18/52 (q)	3,080	76
CHL Mortgage Pass-Through Trust 2007-HY3
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	946	415
CIFC Funding 2021-V Ltd
Series 2021-D1R-5A, 6.42%, (3 Month Term SOFR + 2.75%), 01/15/38 (q)	500	501
Citigroup Commercial Mortgage Trust 2018-B2
Interest Only, Series 2018-XF-B2, REMIC, 1.39%, 03/10/51 (q)	2,522	53
Clas 2019-1 Limited
Series 2019-E-1A, 0.00%, 04/15/39 (e) (q)	1,000	115
Clover CLO 2021-3 LLC
Series 2021-DR-3A, 6.22%, (3 Month Term SOFR + 2.55%), 01/25/35 (q)	500	491
COMM 2005-C6
Series 2025-E-ELP, REMIC, 6.45%, 11/15/30 (q)	160	161
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 6.10%, (1 Month Term SOFR + 2.47%), 09/15/33 (q)	1,000	308
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.40%, 11/18/48 (q)	34	33
CSAIL 2019-C16 Commercial Mortgage Trust
Series 2019-C-C16, REMIC, 4.24%, 06/15/29 (q)	350	325
CSMC 2021-B33
Series 2021-C-B33, REMIC, 3.64%, 10/10/31 (q)	338	282
DBC 2025-DBC Mortgage Trust
Series 2025-D-DBC, REMIC, 6.28%, (1 Month Term SOFR + 2.65%), 11/15/27 (q)	190	191
DOLP Trust 2021-NYC
Series 2021-F-NYC, REMIC, 3.70%, 05/12/31	375	310
Dryden 40 Senior Loan Fund
Series 2015-ER-40A, 9.66%, (3 Month Term SOFR + 6.01%), 08/15/31 (j) (q)	500	439
EFMT 2025-INV1
Series 2025-B2-INV1, REMIC, 7.29%, 03/25/70 (q)	2,000	1,980
Series 2025-B2-INV5, REMIC, 7.22%, 12/25/70 (q)	2,000	1,973
EFMT 2025-INV2
Series 2025-B2-INV2, REMIC, 7.48%, 05/25/70 (q)	2,500	2,486
Extended Stay America Trust 2026-ESH2
Series 2026-F-ESH2, REMIC, 7.38%, (1 Month Term SOFR + 3.75%), 02/15/43 (q)	197	199
FIVE 2023-V1 Mortgage Trust
Series 2023-E-V1, REMIC, 6.35%, 02/11/28 (q)	417	392
FS Rialto 2021-FL3 Issuer, Ltd.
Series 2021-D-FL3, 6.25%, (1 Month Term SOFR + 2.61%), 11/18/36 (q)	330	331
FS Rialto 2024-FL9 Issuer, LLC
Series 2024-D-FL9, 7.58%, (1 Month Term SOFR + 3.94%), 10/19/39 (q)	300	294
FS Rialto 2025-FL10 Issuer, LLC
Series 2025-D-FL10, 6.33%, (1 Month Term SOFR + 2.70%), 08/19/42 (m) (q)	190	190
GoldenTree Loan Management US CLO 30 Ltd
Series 2026-D-30A, 6.19%, (3 Month Term SOFR + 2.45%), 07/20/39 (q)	500	500

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
GS Mortgage Securities Trust 2015-GC28
Series 2015-D-GC28, REMIC, 4.42%, 02/12/48 (q)	337	337
GS Mortgage Securities Trust 2018-GS9
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28	1,000	673
GS Mortgage Securities Trust 2019-GC38
Series 2019-D-GC38, REMIC, 3.00%, 02/12/29	242	208
GS Mortgage Securities Trust 2021-GSA3
Interest Only, Series 2021-XF-GSA3, REMIC, 1.40%, 12/17/54 (q)	3,608	236
GS Mortgage-Backed Securities Trust 2025-NQM6
Series 2025-B1-NQM6, REMIC, 6.60%, 02/25/66 (q)	1,000	984
Series 2025-B2-NQM6, REMIC, 7.40%, 02/25/66 (q)	1,000	991
GSAA Home Equity Trust 2007-9
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	1,538	817
Hilton Grand Vacations Trust 2025-3EXT
Series 2025-D-3EXT, 7.38%, 10/25/44	396	397
INCREF 2026-FL2 LLC
Series 2026-D-FL2, 6.24%, (1 Month Term SOFR + 2.60%), 12/19/43 (m) (q)	280	281
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Interest Only, Series 2019-XG-MFP, REMIC, 0.50%, 07/15/36 (q)	347	3
Series 2019-G-MFP, REMIC, 7.72%, (1 Month Term SOFR + 4.10%), 07/15/36 (q)	347	59
Jol Air Limited
Series 2019-B-1, 4.95%, 04/15/44	32	31
JPMBB Commercial Mortgage Securities Trust 2014-C24
Interest Only, Series 2014-XA-C24, REMIC, 0.69%, 11/18/47 (q)	1,332	6
JPMBB Commercial Mortgage Securities Trust 2015-C31
Interest Only, Series 2015-XA-C32, REMIC, 0.98%, 11/18/48 (q)	6,104	16
LCM 33 Ltd
Series D-33A, 7.14%, (3 Month Term SOFR + 3.46%), 07/20/34 (q)	500	460
LCM XVII Limited Partnership
Series ER-17A, 9.93%, (3 Month Term SOFR + 6.26%), 10/15/31 (q)	500	263
Lehman Mortgage Trust 2006-5
Series 2006-1A6-5, REMIC, 4.26%, (1 Month Term SOFR + 0.61%), 09/25/36 (q)	649	208
Lehman Mortgage Trust 2007-2
Interest Only, Series 2007-2A13-2, REMIC, 2.93%, (6.58% - (1 Month Term SOFR * 1)), 03/25/37 (q)	10,889	860
Series 2007-2A1-2, REMIC, 4.07%, (1 Month Term SOFR + 0.42%), 03/25/37 (q)	10,801	1,946
LMNT CRE 2025-FL3 LLC
Series 2025-D-FL3, 7.24%, (1 Month Term SOFR + 3.60%), 07/21/43 (q)	300	303
LMRK Issuer Co. 2 LLC
Series 2025-C-1A, 8.12%, 09/16/30	350	345
MAD Commercial Mortgage Trust 2025-11MD
Series 2025-E-11MD, REMIC, 7.57%, 10/18/30 (q) (r)	80	80
Mariner Finance Issuance Trust 2024-B
Series 2024-A-BA, 4.91%, 10/21/30	250	248
MetroNet Infrastructure Issuer LLC
Series 2025-C-2A, 7.83%, 08/20/30	275	280
MF1 2021-FL7 Ltd.
Series 2021-C-FL7, 5.80%, (1 Month Term SOFR + 2.16%), 10/21/36 (q)	290	291
Series 2021-D-FL7, 6.30%, (1 Month Term SOFR + 2.66%), 10/21/36 (q)	290	290
MF1 2024-FL15 LLC
Series 2024-D-FL15, 7.66%, (1 Month Term SOFR + 4.04%), 08/18/41 (q)	350	351
MF1 2025-FL17 LLC
Series 2025-E-FL17, 7.13%, (1 Month Term SOFR + 3.49%), 02/21/40 (q)	400	399
MF1 2025-FL20 LLC
Series 2025-E-FL20, 6.98%, (1 Month Term SOFR + 3.35%), 09/18/29 (q)	350	350
MF1 2026-FL21 LLC
Series 2026-D-FL21, 6.14%, (1 Month Term SOFR + 2.50%), 02/19/41 (q)	320	320
Morgan Stanley Capital I Trust 2016-UBS11
Interest Only, Series 2016-XA-UB11, REMIC, 1.32%, 08/17/49 (q)	7	—
Morgan Stanley Mortgage Loan Trust 2006-13ARX
Series 2006-A1-13AX, REMIC, 0.61%, (1 Month Term SOFR + 0.29%), 10/25/36 (m) (q) (r)	3,952	1,082
MTN Commercial Mortgage Trust 2026-LPFX
Series 2026-E-LPFX, REMIC, 5.79%, 05/15/31 (q)	230	232
Natixis Commercial Mortgage Securities Trust 2019-10K
Series 2019-E-10K, REMIC, 4.13%, 05/17/29 (q)	160	149
New Residential Mortgage Loan Trust 2025-NQM5
Series 2025-B2-NQM5, REMIC, 7.40%, 08/25/65 (q)	1,000	988
New Residential Mortgage Loan Trust 2026-NQM6
Series 2026-B1-NQM6, REMIC, 6.49%, 05/25/66 (q)	1,827	1,804
Series 2026-B2-NQM6, REMIC, 6.49%, 05/25/66 (q)	576	548
New Residential Mortgage Loan Trust 2026-NQM7
Series 2026-B2-NQM7, REMIC, 6.50%, 06/25/66 (q)	950	904
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-5A1-AR1, REMIC, 0.47%, (1 Month Term SOFR + 0.65%), 02/25/36 (m) (q) (r)	6,522	601
NYC Commercial Mortgage Trust 2025-300P
Series 2025-E-300P, REMIC, 7.39%, 07/15/30 (q)	170	172
Octagon 57 Ltd
Series 2021-E-1A, 10.53%, (3 Month Term SOFR + 6.86%), 10/16/34 (q)	1,500	1,392
Octagon Investment Partners 40 Ltd.
Series 2019-ER-1A, 10.94%, (3 Month Term SOFR + 7.26%), 01/20/35 (q)	1,000	846
Octagon Investment Partners XVI, Ltd.
Series 2013-ER-1A, 9.69%, (3 Month Term SOFR + 6.01%), 07/17/30 (q)	500	448
Series 2013-SUB-1A, REMIC, 0.00%, 07/17/30 (j) (q)	1,500	—
PFP 2024-11 Ltd
Series 2024-C-11, 6.63%, (1 Month Term SOFR + 2.99%), 09/19/39 (q)	293	293
PFP 2026-13 Ltd
Series 2026-D-13, 6.04%, (1 Month Term SOFR + 2.40%), 08/18/43 (m) (q)	330	330
PFP 2026-14, Ltd.
Series 2026-E-14, 6.65%, (1 Month Term SOFR + 3.00%), 06/18/30 (m) (q)	250	250
PRKCM 2022-AFC2 Trust
Series 2022-M1-AFC2, REMIC, 6.10%, 08/25/26 (q)	2,000	1,994
PRKCM 2026-AFC3 Trust
Series 2026-B1-AFC3, REMIC, 6.32%, 04/25/30 (q)	1,828	1,766
Series 2026-B2-AFC3, REMIC, 6.32%, 04/25/30 (q)	730	677
PRPM 2025-8, LLC
Series 2025-A2-8, 7.20%, 10/25/30 (m)	2,350	2,343
PRPM 2025-NQM6 Trust
Series 2025-B1-NQM6, REMIC, 6.96%, 12/25/29 (q)	909	903
RFR Trust 2025-SGRM
Series 2025-E-SGRM, REMIC, 7.51%, 03/11/29 (q) (r)	160	161
SG Residential Mortgage Trust 2021-2
Series 2021-B2-2, REMIC, 3.95%, 12/25/61 (q) (r)	4,191	2,901

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
SLG Commercial Mortgage Trust 2026-PAT
Series 2026-E-PAT, REMIC, 6.69%, 02/18/31 (q)	170	170
SoFi Professional Loan Program 2018-C Trust
Series 2018-R1-C, REMIC, 0.00%, 01/25/48 (e)	50	401
Sound Point CLO XXXII Ltd
Series 2021-E-4A, 10.63%, (3 Month Term SOFR + 6.96%), 10/25/34 (q)	500	253
Spruce Hill Mortgage Loan Trust 2020-SH1
Series 2020-B2-SH1, REMIC, 4.68%, 01/28/50 (q)	1,200	1,143
Starwood Mortgage Residential Trust 2021-4
Series 2021-B2-4, REMIC, 4.14%, 08/25/56 (q) (r)	3,767	3,096
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2004-2A2-19, REMIC, 4.75%, 01/25/35 (q)	903	825
STWD 2021-FL2, Ltd.
Series 2021-B-FL2, 5.55%, (1 Month Term SOFR + 1.91%), 04/16/38 (m) (q)	100	100
Series 2021-C-FL2, 5.85%, (1 Month Term SOFR + 2.21%), 04/16/38 (m) (q)	300	300
STWD 2025-FL4 LLC
Series 2025-D-FL4, 6.29%, (1 Month Term SOFR + 2.65%), 12/19/42 (m) (q)	250	250
THL Credit Wind River 2014-3 CLO Ltd
Series 2014-ER2-3A, 10.15%, (3 Month Term SOFR + 6.48%), 10/22/31 (q)	500	458
Trestles CLO III LTD
Series 2018-D1RR-2A, 6.34%, (3 Month Term SOFR + 2.70%), 07/15/39 (q)	500	501
TRTX 2025-FL6 Issuer, Ltd.
Series 2025-D-FL6, 6.61%, (1 Month Term SOFR + 3.00%), 09/18/42 (m) (q)	240	241
Vantage Data Centers Issuer, LLC
Series 2025-B-3A, 6.00%, 11/15/55	500	490
Velocity Commercial Capital Loan Trust 2018-2
Series 2018-M6-2, REMIC, 7.05%, 08/25/27	213	187
Series 2018-M4-2, REMIC, 5.32%, 10/25/48	162	151
Series 2018-M5-2, REMIC, 6.36%, 10/25/48	92	85
Velocity Commercial Capital Loan Trust 2019-1
Series 2019-M4-1, REMIC, 4.61%, 03/25/27 (q)	240	206
Series 2019-M5-1, REMIC, 5.70%, 08/25/27 (q)	140	116
Series 2019-M6-1, REMIC, 6.79%, 08/25/28 (q)	203	163
Verus Securitization Trust 2024-5
Series 2024-B2-5, REMIC, 7.79%, 06/25/69 (q)	1,250	1,256
Verus Securitization Trust 2024-6
Series 2024-B2-6, REMIC, 7.89%, 07/25/69 (q)	272	274
Verus Securitization Trust 2024-7
Series 2024-B2-7, REMIC, 7.79%, 09/25/69 (q)	1,250	1,253
Verus Securitization Trust 2024-INV1
Series 2024-B2-INV1, REMIC, 8.42%, 03/25/69 (q)	850	855
Verus Securitization Trust 2025-4
Series 2025-B1-4, REMIC, 7.45%, 05/25/70 (q)	1,000	1,012
Verus Securitization Trust 2025-6
Series 2025-B2-6, 7.33%, 07/25/70 (q)	600	600
Verus Securitization Trust 2026-1
Series 2026-B2-1, REMIC, 6.94%, 01/25/71 (q)	1,000	974
Verus Securitization Trust 2026-2
Series 2026-B2-2, REMIC, 6.87%, 02/25/71 (q)	1,300	1,262
Vital Care Issuer LLC
Series 2025-A2-1A, 6.74%, 01/30/56	249	250
Wells Fargo & Company
Series 2016-D-C33, REMIC, 3.12%, 03/17/59	118	115
Wells Fargo Commercial Mortgage Trust 2018-C46
Series 2018-C-C46, REMIC, 4.95%, 08/17/28 (q)	280	264
Wells Fargo Commercial Mortgage Trust 2024-C63
Interest Only, Series 2024-XD-C63, REMIC, 2.30%, 08/17/57 (q)	1,840	268
Wells Fargo Commercial Mortgage Trust 2025-5C6
Series 2025-D-5C6, REMIC, 4.25%, 10/18/30	275	241
Wells Fargo Commercial Mortgage Trust 2025-C65
Interest Only, Series 2025-XD-C65, REMIC, 2.31%, 10/18/58 (q)	1,580	258
Wells Fargo Commercial Mortgage Trust 2026-5C8
Series 2026-D-5C8, REMIC, 4.50%, 02/18/31	500	427
WFRBS Commercial Mortgage Trust 2013-C14
Series 2013-AS-C14, REMIC, 3.49%, 06/15/46	22	21
Total Non-U.S. Government Agency Asset-Backed Securities (cost $97,675)		84,620
GOVERNMENT AND AGENCY OBLIGATIONS 5.2%
Collateralized Mortgage Obligations 4.8%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1B2-R01, REMIC, 9.63%, (SOFR 30-Day Average + 6.00%), 12/26/41 (q)	1,250	1,277
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1B2-R03, REMIC, 13.48%, (SOFR 30-Day Average + 9.85%), 03/25/42 (q)	1,000	1,059
Federal Home Loan Mortgage Corporation
Series SW-4170, REMIC, 0.34%, (3.94% - (SOFR 30-Day Average * 1)), 01/15/33 (q)	164	147
Interest Only, Series SG-3972, REMIC, 2.19%, (5.79% - (SOFR 30-Day Average * 1)), 12/15/41 (q)	2,211	188
Series MS-4096, REMIC, 0.45%, (2.51% - (SOFR 30-Day Average * 0.57)), 08/15/42 (q)	129	69
Series SB-4118, REMIC, 0.51%, (2.56% - (SOFR 30-Day Average * 0.57)), 10/15/42 (q)	77	40
Interest Only, Series IO-5343, REMIC, 3.50%, 10/15/42	4,528	438
Series SJ-4141, REMIC, 0.00%, (4.63% - (SOFR 30-Day Average * 1.5)), 12/15/42 (q)	92	46
Series ST-4666, REMIC, 0.51%, (6.80% - (SOFR 30-Day Average * 1.75)), 12/15/42 (q)	119	68
Interest Only, Series CI-5156, REMIC, 3.00%, 02/25/50	3,052	528
Interest Only, Series JI-5138, REMIC, 3.50%, 03/25/50	8,105	1,506
Interest Only, Series HI-5023, REMIC, 3.00%, 10/25/50	2,125	343
Interest Only, Series TI-5057, REMIC, 3.00%, 11/25/50	2,785	442
Interest Only, Series LI-5077, REMIC, 3.00%, 02/25/51	4,003	613
Interest Only, Series CI-5293, REMIC, 2.50%, 04/25/51	5,079	775
Interest Only, Series QI-5547, REMIC, 3.00%, 04/25/51	2,665	474
Interest Only, Series AI-5127, REMIC, 3.00%, 06/25/51	3,361	563
Interest Only, Series IN-5180, REMIC, 3.00%, 07/25/51	1,906	387
Interest Only, Series GI-5132, REMIC, 3.00%, 08/25/51	5,389	891
Interest Only, Series PI-5133, REMIC, 3.00%, 08/25/51	3,178	477
Interest Only, Series CI-5531, REMIC, 3.50%, 09/25/51	5,070	918
Interest Only, Series IA-5353, REMIC, 2.50%, 10/25/51	4,866	522
Federal National Mortgage Association, Inc.
Interest Only, Series C7-427, 2.50%, 08/25/35	5,736	410
Interest Only, Series C1-437, 1.50%, 05/25/37	13,002	652
Interest Only, Series C34-431, 1.50%, 06/25/37	9,189	448
Interest Only, Series C22-425, 4.00%, 09/25/47	3,284	534
Interest Only, Series C34-436, 3.00%, 07/25/52	2,064	355
Series 2012-GS-125, REMIC, 0.51%, (2.56% - (SOFR 30-Day Average * 0.57)), 11/25/42 (q)	811	481
Interest Only, Series 2018-SA-54, REMIC, 2.51%, (6.14% - (SOFR 30-Day Average * 1)), 08/25/48 (q)	1,658	118
Interest Only, Series 2021-IN-85, REMIC, 2.50%, 02/25/50	3,866	601
Interest Only, Series 2020-AS-54, REMIC, 2.41%, (6.04% - (SOFR 30-Day Average * 1)), 08/25/50 (q)	1,753	192
Interest Only, Series 2020-SA-74, REMIC, 0.47%, (4.10% - (SOFR 30-Day Average * 1)), 10/25/50 (q)	4,806	147
Interest Only, Series 2020-SA-77, REMIC, 0.47%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (q)	6,341	170

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Interest Only, Series 2020-IB-80, REMIC, 2.50%, 11/25/50	3,792	589
Interest Only, Series 2020-WI-75, REMIC, 2.50%, 11/25/50	3,035	470
Interest Only, Series 2024-IE-22, REMIC, 2.50%, 11/25/50	3,725	584
Interest Only, Series 2021-S-82, REMIC, 0.12%, (3.75% - (SOFR 30-Day Average * 1)), 01/25/51 (q)	6,497	134
Interest Only, Series 2020-HI-96, REMIC, 3.00%, 01/25/51	2,070	344
Interest Only, Series 2021-MI-3, REMIC, 3.50%, 02/25/51	3,017	567
Interest Only, Series 2021-IL-56, REMIC, 3.00%, 03/25/51	9,724	1,564
Interest Only, Series 2021-PI-20, REMIC, 2.50%, 04/25/51	3,624	562
Interest Only, Series 2024-IO-32, REMIC, 2.50%, 04/25/51	618	91
Interest Only, Series 2021-IO-43, REMIC, 2.50%, 06/25/51	3,841	584
Interest Only, Series 2021-WI-56, REMIC, 2.50%, 09/25/51	3,708	451
Interest Only, Series 2021-LI-66, REMIC, 2.50%, 10/25/51	3,287	547
Interest Only, Series 2021-MI-74, REMIC, 2.50%, 11/25/51	3,071	326
Interest Only, Series 2023-IO-59, REMIC, 2.50%, 12/25/51	4,574	466
Government National Mortgage Association
Interest Only, Series 2013-SA-195, REMIC, 1.06%, 01/20/42 (q)	2,615	103
Interest Only, Series 2018-HS-97, REMIC, 2.45%, (6.09% - (1 Month Term SOFR * 1)), 07/20/48 (q)	155	16
Interest Only, Series 2018-SD-91, REMIC, 2.45%, (6.09% - (1 Month Term SOFR * 1)), 07/20/48 (q)	1,195	115
Interest Only, Series 2018-SA-111, REMIC, 0.80%, (4.44% - (1 Month Term SOFR * 1)), 08/20/48 (q)	1,800	54
Interest Only, Series 2018-SH-105, REMIC, 2.50%, (6.14% - (1 Month Term SOFR * 1)), 08/20/48 (q)	1,172	112
Interest Only, Series 2018-SK-124, REMIC, 2.45%, (6.09% - (1 Month Term SOFR * 1)), 09/20/48 (q)	1,387	135
Interest Only, Series 2018-SA-166, REMIC, 2.40%, (6.04% - (1 Month Term SOFR * 1)), 12/20/48 (q)	1,285	117
Interest Only, Series 2019-SH-92, REMIC, 2.35%, (5.99% - (1 Month Term SOFR * 1)), 07/20/49 (q)	1,275	130
Interest Only, Series 2022-IB-218, REMIC, 3.00%, 07/20/50	546	93
Interest Only, Series 2020-SC-115, REMIC, 0.45%, (4.09% - (1 Month Term SOFR * 1)), 08/20/50 (q)	3,219	104
Interest Only, Series 2020-BS-112, REMIC, 2.50%, (6.14% - (1 Month Term SOFR * 1)), 08/20/50 (q)	2,608	319
Interest Only, Series 2020-SD-142, REMIC, 2.55%, (6.19% - (1 Month Term SOFR * 1)), 09/20/50 (q)	2,185	286
Interest Only, Series 2020-TI-151, REMIC, 2.50%, 10/20/50	3,634	549
Interest Only, Series 2022-AI-112, REMIC, 2.50%, 10/20/50	1,235	188
Interest Only, Series 2020-SH-146, REMIC, 2.55%, (6.19% - (1 Month Term SOFR * 1)), 10/20/50 (q)	2,052	276
Interest Only, Series 2020-MI-154, REMIC, 3.00%, 10/20/50	3,067	528
Interest Only, Series 2020-AI-173, REMIC, 2.50%, 11/20/50	3,779	570
Interest Only, Series 2020-DI-167, REMIC, 2.50%, 11/20/50	3,972	581
Interest Only, Series 2020-HI-173, REMIC, 2.50%, 11/20/50	3,822	583
Interest Only, Series 2020-KI-175, REMIC, 2.50%, 11/20/50	4,529	668
Interest Only, Series 2020-YI-165, REMIC, 2.50%, 11/20/50	3,903	592
Interest Only, Series 2020-SD-167, REMIC, 2.55%, (6.19% - (1 Month Term SOFR * 1)), 11/20/50 (q)	2,135	287
Interest Only, Series 2020-BI-188, REMIC, 2.50%, 12/20/50	4,027	613
Interest Only, Series 2020-SU-189, REMIC, 2.55%, (6.19% - (1 Month Term SOFR * 1)), 12/20/50 (q)	2,009	247
Interest Only, Series 2020-UH-191, REMIC, 3.50%, 12/20/50	2,895	573
Interest Only, Series 2021-DI-30, REMIC, 2.50%, 02/20/51	6,728	987
Interest Only, Series 2021-SA-97, REMIC, 0.00%, (2.60% - (SOFR 30-Day Average * 1)), 06/20/51 (q)	7,452	47
Interest Only, Series 2021-SB-107, REMIC, 0.00%, (3.10% - (SOFR 30-Day Average * 1)), 06/20/51 (q)	5,077	70
Interest Only, Series 2021-SB-97, REMIC, 0.00%, (3.64% - (1 Month Term SOFR * 1)), 06/20/51 (q)	2,855	61
Interest Only, Series 2021-IP-160, REMIC, 2.50%, 06/20/51	3,138	367
Interest Only, Series 2021-BI-149, REMIC, 3.00%, 08/20/51	3,186	514
Interest Only, Series 2021-NI-138, REMIC, 3.00%, 08/20/51	3,582	458
Interest Only, Series 2021-SA-158, REMIC, 0.09%, (3.70% - (SOFR 30-Day Average * 1)), 09/20/51 (q)	4,366	110
Interest Only, Series 2021-BI-160, REMIC, 3.00%, 09/20/51	3,302	555
Interest Only, Series 2021-IA-159, REMIC, 3.00%, 09/20/51	3,220	518
Interest Only, Series 2021-VI-161, REMIC, 3.00%, 09/20/51	4,191	557
Interest Only, Series 2024-KI-48, REMIC, 2.50%, 10/20/51	3,638	532
Interest Only, Series 2025-JI-62, REMIC, 2.50%, 10/20/51	4,531	532
Interest Only, Series 2021-LI-177, REMIC, 3.00%, 10/20/51	4,792	652
Interest Only, Series 2021-SL-196, REMIC, 0.00%, (2.65% - (SOFR 30-Day Average * 1)), 11/20/51 (q)	11,923	76
Interest Only, Series 2022-IO-83, REMIC, 2.50%, 11/20/51	3,932	581
Interest Only, Series 2023-GI-19, REMIC, 3.00%, 11/20/51	3,344	511
Interest Only, Series 2021-SN-213, REMIC, 0.00%, (3.20% - (SOFR 30-Day Average * 1)), 12/20/51 (q)	7,044	100
Interest Only, Series 2021-SC-221, REMIC, 0.19%, (3.80% - (SOFR 30-Day Average * 1)), 12/20/51 (q)	7,119	139
Interest Only, Series 2024-BI-6, REMIC, 3.00%, 12/20/51	3,389	527
Interest Only, Series 2022-IO-137, REMIC, 3.00%, 01/20/52	3,533	509
Interest Only, Series 2024-CI-79, REMIC, 3.50%, 02/20/52	3,123	524
Interest Only, Series 2020-BI-H19, REMIC, 2.27%, 11/20/70 (q)	4,207	366
Interest Only, Series 2021-QI-H08, REMIC, 0.55%, 05/20/71 (q)	20,956	656
Government National Mortgage Association Guaranteed Remic Pass-Through Securities, The
Interest Only, Series 2025-MI-48, REMIC, 2.50%, 06/20/51	5,773	853
Interest Only, Series 2022-IO-207, REMIC, 3.00%, 08/20/51	4,739	798
Interest Only, Series 2025-GI-173, REMIC, 3.00%, 11/20/51	7,484	938
Interest Only, Series 2025-IA-120, REMIC, 4.00%, 03/20/52	6,766	1,310
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Government National Mortgage Association REMIC Trust 2019-085
Interest Only, Series 2019-IH-90, REMIC, 3.00%, 05/20/48	3,348	488
Government National Mortgage Association REMIC Trust 2024-025
Interest Only, Series 2024-DI-24, REMIC, 3.50%, 11/20/51	2,861	508
		45,841
Commercial Mortgage-Backed Securities 0.4%
Federal National Mortgage Association, Inc.
Interest Only, Series 2020-X9-M10, REMIC, 0.96%, 12/25/27 (q)	7,648	38
Interest Only, Series 2019-X-M5, REMIC, 0.61%, 02/25/29 (q)	11,080	114
Interest Only, Series 2019-X-M7, REMIC, 0.44%, 05/25/29 (q)	8,594	74
Interest Only, Series 2019-X-M12, REMIC, 0.68%, 06/25/29 (q)	7,478	106
Interest Only, Series 2019-X-M25, REMIC, 0.20%, 11/25/29 (q)	23,981	90
Interest Only, Series 2022-X2-M4, REMIC, 0.26%, 05/25/30 (q)	34,805	227
Interest Only, Series 2020-X2-M13, REMIC, 1.33%, 09/25/30 (q)	3,184	93
Interest Only, Series 2019-X2-M21, REMIC, 1.40%, 02/25/31 (q)	3,309	140
Interest Only, Series 2019-2XA-M24, REMIC, 1.15%, 03/25/31 (q)	3,293	140
Interest Only, Series 2021-X1-M23, REMIC, 0.59%, 11/25/31 (q)	11,873	190
Interest Only, Series 2020-X4-M10, REMIC, 0.98%, 07/25/32 (q)	11,191	409
FREMF 2018-KF56 Mortgage Trust
Series 2018-C-KF56, REMIC, 8.75%, (SOFR 30-Day Average + 5.91%), 11/25/28 (q) (r)	246	237
Government National Mortgage Association
Interest Only, Series 2021-IO-94, REMIC, 0.84%, 02/16/63 (q)	6,454	380
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (q)	4,361	223
Interest Only, Series 2023-IO-179, REMIC, 0.61%, 09/16/63 (q)	9,413	412
Interest Only, Series 2022-IO-48, REMIC, 0.71%, 01/16/64 (q)	7,182	429
Interest Only, Series 2025-IO-21, REMIC, 0.95%, 04/16/65 (q)	1,408	100
Interest Only, Series 2024-AI-170, REMIC, 0.76%, 10/16/65 (q)	5,842	352
Interest Only, Series 2024-IO-158, REMIC, 1.08%, 12/16/65 (q)	7,733	574
Interest Only, Series 2024-IO-170, REMIC, 0.89%, 03/16/66 (q)	1,658	114
		4,442
Total Government And Agency Obligations (cost $57,702)		50,283
OTHER EQUITY INTERESTS 0.3%
Acropolis Infrastructure Acquisition Corp. (a) (e) (s)	17	—
Altaba Inc. (a) (e) (s)	2,007	2,469
Amyris, Inc. (a) (e) (i) (s)	2,856	—
Danimer Scientific, Inc. (a) (e) (i) (s)	672	—
Pershing Square Tontine Holdings, Ltd. (a) (e) (s)	31	—
Zalatoris Acquisition Escrow (a) (e) (s)	13	—
Total Other Equity Interests (cost $4,413)		2,469
SENIOR FLOATING RATE INSTRUMENTS 0.1%
Energy 0.1%
Lealand Finance Company B.V.
2020 Make Whole Term Loan, 6.76%, (1 Month Term SOFR + 3.00%), 06/30/27 (q)	5	5
2020 Letter Of Credit, 8.25%, (LIBOR + 4.75%), 06/30/27 (e) (q)	321	266
2020 Take Back Term Loan, 7.73%, (1 Month Term SOFR + 4.00%), 12/31/27 (n) (q)	434	412
Lealand Reficar Term Loan
Term Loan, 11.17%, 06/30/27 (d) (n) (q)	5	4
		687
Communication Services 0.0%
Avaya, Inc.
2023 Exit Term Loan, 11.12%, (1 Month Term SOFR + 7.50%), 08/01/28 (q)	266	235
Information Technology 0.0%
Cornerstone OnDemand, Inc.
2021 Term Loan, 7.48%, (1 Month Term SOFR + 3.75%), 09/08/26 (q)	32	20
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, (LIBOR + 3.00%), 05/01/27 (a) (e) (l) (q)	43	—
Vision Solutions, Inc.
2021 Incremental Term Loan, 7.93%, (3 Month Term SOFR + 4.00%), 04/24/28 (q)	32	24
		44
Total Senior Floating Rate Instruments (cost $1,116)		966
PREFERRED STOCKS 0.1%
Communication Services 0.1%
Alphabet Inc., 6.25%, 05/15/29 (c) (i)	5	274
Alphabet Inc., 6.25%, 05/15/29 (c) (i)	5	277
Total Preferred Stocks (cost $544)		551
RIGHTS 0.0%
ABIOMED, Inc. (a) (e)	2	4
Aimei Health Technology Co., Ltd. (a)	15	5
Akouos, Inc. (a) (e)	14	7
AmpliTech Group, Inc. (a)	13	1
Apellis Pharmaceuticals, Inc. (a) (e)	23	1
Aperture AC (a)	12	2
Barclays PLC (a)	40	6
BEST SPAC I Acquisition Corp. (a)	2	—
Breeze Acquisition Corp. II (a)	11	3
Bristol-Myers Squibb Company (a) (e)	25	25
Cal Redwood Acquisition Corp. (a)	7	2
Championsgate Acquisition Corporation (a)	3	—
Drugs Made In America Acquisition Corp. (a)	25	3
Emmis Acquisition Corp. (a)	8	1
GSR IV Acquisition Corp. (a)	4	10
Harvard Ave Acquisition Corp. (a)	27	3
Hologic, Inc. (a) (e)	26	—
Inhibrx, Inc. (a) (e)	11	8
Jena Acquisition Corporation II (a)	18	3
K&F Growth Acquisition Corp. II (a)	11	1
Kochav Defense Acquisition Corp. (a)	52	11
Lake Superior Acquisition Corp. (a)	2	2
Lakeshore Acquisition III Corp. (a)	18	4
Oyster Enterprises II Acquisition Corp (a)	43	5
Pershing Square SPARC Holdings, Ltd. (a) (e)	7	2
Quantumsphere Acquisition Corporation (a)	5	1
Sizzle Acquisition Corp. (a)	12	2
Soulpower Acquisition Corp. (a)	37	4
Spacsphere Acquisition Corp (a)	23	4
Tavia Acquisition Corp. (a)	19	2
Thayer Ventures Acquisition Corporation II (a)	13	2
Treehouse Foods, Inc. (a) (e)	29	50
UY Scuti Acquisition Corp. (a)	16	2
White Pearl Acquisition Corp (a)	14	4
Total Rights (cost $177)		180
WARRANTS 0.0%
AA Mission Acquisition Corp. II (a)	15	3
Activate Energy Acquisition Corp. (a)	8	3
Agriculture & Natural Solutions Acquisition Corp. (a)	7	1
Alchemy Investments Acquisition Corp 1 (a)	9	1
Aldel Financial II Inc. (a)	14	4
Altenergy Acquisition Corp. (a)	3	—
Armada Acquisition Corp. II (a)	6	5
Berto Acquisition Corp. (a)	2	1
Blue Water Acquisition Corp. III (a)	6	2
Cartesian Growth Corporation II (a)	3	—
Chenghe Acquisition III Co. (a)	6	1
Dune Acquisition Corporation II (a)	22	9
Electriq Power Holdings, Inc. (a) (e)	4	—
EQV Ventures Acquisition Corp. (a)	8	3
Fact II Acquisition Corp. (a)	3	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Galata Acquisition Corp. II (a)	3	1
Gesher Acquisition Corp. II (a)	5	2
Goal Acquisitions Corp. (a) (e)	45	—
Gores Holdings X, Inc. (a)	6	6
iLearningEngines, Inc. (a) (e)	14	—
Iron Horse Acquisitions Corp. (a) (e)	11	1
ITHAX Acquisition Corp III (a)	6	1
Jaws Mustang Acquisition Corp. (a)	12	—
Keen Vision Acquisition Corporation (a)	25	1
LaFayette Acquisition Corp. (a)	9	1
Launch Two Acquisition Corp. (a)	6	2
Launchpad Cadenza Acquisition Corp. I (a)	5	2
LightWave Acquisition Corp. (a)	11	3
Maxeon Solar Technologies, Ltd. (a) (e)	81	—
Mountain Lake Acquisition Corp. II (a)	14	4
New Providence Acquisition Corp. III (a)	17	4
Newbury Street Acquisition Corporation (a)	10	2
NewHold Investment Corp. III (a)	1	3
Open Doors Technology Inc. - Series A (a) (c)	—	—
Open Doors Technology Inc. - Series K (a) (c)	—	—
Open Doors Technology Inc. - Series Z (a) (c)	—	—
Oxley Bridge Acquisition Ltd. (a)	5	1
Perimeter Acquisition Corp. I (a)	3	3
Pioneer Acquisition I Corp (a)	20	4
ProCap Acquisition Corp (a)	1	—
Quantum Leap Acquisition Corp. (a)	47	6
Republic Digital Acquisition Company (a)	2	1
Roman DBDR Acquisition Corp. II (a)	7	1
Ross Acquisition Corp. II (a) (e)	1	—
SIM Acquisition Corp. I (a)	23	6
Spacsphere Acquisition Corp (a)	12	1
Stellar V Capital Corp. (a)	5	2
Teamshares Inc. (a)	4	5
Tevogen Bio Holdings Inc. (a)	4	—
Texas Ventures Acquisition III Corp (a)	5	3
Titan Acquisition Corp. (a)	6	4
Veraxa Biotech AG (a)	8	1
Wen Acquisition Corp. (a)	9	3
Total Warrants (cost $117)		108
SHORT TERM INVESTMENTS 36.9%
Investment Companies 30.4%
JNL Government Money Market Fund - Class I, 3.53% (t) (u)	291,850	291,850
U.S. Treasury Bill 6.0%
Treasury, United States Department of
3.67%, 07/09/26 (v)	29,000	28,977
3.63%, 09/17/26 (v)	28,500	28,274
		57,251
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 3.63% (t) (u)	4,700	4,700
Total Short Term Investments (cost $353,806)		353,801
Total Investments 129.9% (cost $1,096,000)		1,245,185
Total Securities Sold Short (31.0)% (proceeds $248,317)		(296,809)
Total Purchased Options 0.0% (cost $21)		41
Other Derivative Instruments (0.1)%		(899)
Other Assets and Liabilities, Net 1.2%		11,200
Total Net Assets 100.0%		958,718

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(f) All or a portion of the security was on loan as of June 30, 2026.

(g) Shares subject to merger appraisal rights.

(h) All or a portion of the security is subject to a written call option.

(i) Convertible security.

(j) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $114,421 and 11.9% of the Fund.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) As of June 30, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(n) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(o) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(p) Security fair valued using the NAV per share practical expedient in accordance with the procedures approved by the Board of Trustees. See "Fair Value Measurement" in the Notes to Financial Statements.

(q) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(r) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(s) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(t) Investment in affiliate.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

(v) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (31.0%)
COMMON STOCKS (26.1%)
Information Technology (16.2%)
A10 Networks, Inc.	(4)	(153)
Adtran Holdings, Inc.	(76)	(1,055)
Advanced Energy Industries, Inc.	—	(22)
Akamai Technologies, Inc.	(40)	(4,742)
Alarm.Com Holdings, Inc.	—	(19)
Amkor Technology, Inc.	(1)	(64)
Applied Digital Corporation	(168)	(6,273)
Applied Optoelectronics, Inc.	(39)	(5,840)
ASML Holding N.V. - ADR	(2)	(4,186)
Aurora Innovations Inc. - Class A	(7)	(51)
Avnet, Inc.	(1)	(98)
Bill Holdings, Inc.	(2)	(71)
Bitdeer Technologies Group - Class A	(9)	(141)
BlackBerry Limited	(54)	(679)
Blackline, Inc.	(1)	(17)
Box, Inc. - Class A	(11)	(284)
Camtek Ltd.	(1)	(151)
Canadian Solar Inc.	(7)	(111)
Check Point Software Technologies Ltd	(1)	(131)
Ciena Corporation	—	(20)
Cipher Digital Inc.	(275)	(6,741)
Cleanspark Inc.	(17)	(245)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Cloudflare, Inc. - Class A	(11)	(2,668)
Cohu, Inc.	(4)	(331)
CommVault Systems, Inc.	—	(39)
Core Scientific, Inc.	(151)	(3,859)
Coreweave, Inc. - Class A	(33)	(3,246)
Datadog, Inc. - Class A	(6)	(1,524)
DigitalOcean Holdings, Inc.	(8)	(1,273)
Dropbox, Inc. - Class A	(3)	(72)
Fastly, Inc. - Class A	(42)	(763)
FREYR Battery	(141)	(1,341)
GDS Holdings Ltd. - ADR	(13)	(388)
Guidewire Software, Inc.	(3)	(384)
HIVE Digital Technologies Ltd.	(82)	(300)
Impinj, Inc.	—	(29)
Indie Semiconductor, Inc. - Class A	(183)	(821)
InterDigital, Inc.	(37)	(10,336)
IREN Limited	(243)	(11,102)
Itron, Inc.	(2)	(172)
Keel Infrastructure Corp.	(31)	(180)
KLA Corporation	(17)	(5,272)
Lenovo Group Limited	—	—
Life360, Inc.	(1)	(48)
Lumentum Holdings Inc.	(11)	(9,774)
MACOM Technology Solutions Holdings, Inc.	—	(43)
Microchip Technology Incorporated	(9)	(834)
Mirion Technologies (US), Inc. - Class A	(33)	(583)
MKS Inc.	(14)	(6,269)
Nebius Group N.V. - Class A (a)	(54)	(14,821)
NetApp, Inc.	(33)	(5,086)
Nova Ltd.	(2)	(1,073)
Nutanix, Inc. - Class A	(9)	(469)
ON Semiconductor Corporation	(17)	(1,640)
OSI Systems, Inc.	(7)	(1,536)
Pagaya Technologies, Ltd. - Class A	(27)	(489)
Palo Alto Networks, Inc.	(1)	(266)
PAR Technology Corporation	(5)	(80)
Penguin Solutions, Inc.	(48)	(3,681)
Progress Software Corporation	(1)	(18)
Riot Platforms, Inc.	(25)	(680)
Rubrik, Inc. - Class A	(3)	(208)
Seagate Technology Holdings Public Limited Company	(5)	(4,616)
Semtech Corporation	(26)	(4,219)
SharonAI Holdings Inc. - Class A	(2)	(199)
Sitime Corporation	—	(59)
Skyworks Solutions, Inc.	(1)	(93)
Snowflake Inc. - Class A	(22)	(5,695)
SolarEdge Technologies Ltd.	(33)	(1,923)
Super Micro Computer, Inc.	(8)	(245)
Synaptics Incorporated	—	(43)
TeraWulf Inc.	(367)	(9,071)
Tyler Technologies, Inc.	—	(46)
Ultra Clean Holdings, Inc.	(2)	(221)
Unity Software Inc.	(4)	(123)
Varonis Systems, Inc.	(7)	(294)
Veeco Instruments Inc.	(40)	(3,006)
Viavi Solutions Inc.	(4)	(207)
Vishay Intertechnology, Inc.	(26)	(1,382)
VNET Group, Inc. - ADR	(20)	(160)
WhiteFiber Inc.	(2)	(78)
Wix.Com Ltd.	—	(19)
Wolfspeed, Inc.	(13)	(616)
Workiva Inc. - Class A	—	(8)
Zscaler, Inc.	—	(6)
		(155,121)
Industrials (2.0%)
ACCO Brands Corporation	(200)	(831)
Array Tech, Inc.	(46)	(338)
Astronics Corporation	(11)	(901)
Astronics Corporation - Class B	(2)	(152)
Blacksky Technology Inc. - Class A	(5)	(127)
Bloom Energy Corporation - Class A	(3)	(865)
Cintas Corporation	(1)	(146)
Deluxe Corporation	(32)	(774)
Deutsche Lufthansa Aktiengesellschaft	(7)	(80)
Energy Vault Holdings, Inc.	(18)	(87)
Enovix Corporation	(10)	(61)
Eos Energy Enterprises, Inc. - Class A	(104)	(612)
Fluence Energy, Inc. - Class A	(65)	(1,286)
Fluor Corporation	(3)	(143)
Grab Holdings Limited - Class A	(6)	(22)
Greenbrier Companies, Inc., The	(9)	(437)
Intuitive Machines, Inc. - Class A	(70)	(1,500)
JetBlue Airways Corporation	(2)	(14)
Knight-Swift Transportation Holdings Inc. - Class A	(2)	(156)
Lyft, Inc. - Class A	(5)	(80)
Masco Corporation	(13)	(1,027)
MillerKnoll, Inc.	(30)	(621)
Parsons Corporation	—	(19)
Pitney Bowes Inc.	(6)	(112)
Planet Labs Inc. - Class A	(112)	(3,722)
Plug Power Inc.	(232)	(629)
Sunrun Inc.	(5)	(65)
Tetra Tech, Inc.	(1)	(35)
Uber Technologies, Inc.	(2)	(144)
Werner Enterprises, Inc.	(22)	(943)
Willis Lease Finance Corporation	—	(65)
Xometry, Inc. - Class A	(37)	(3,538)
		(19,532)
Consumer Discretionary (1.7%)
Alibaba Group Holding Limited - ADR	(15)	(1,448)
AutoZone, Inc.	(1)	(1,729)
Best Buy Co., Inc.	(29)	(2,225)
Cheesecake Factory Incorporated, The	(2)	(174)
Cracker Barrel Old Country Store, Inc.	(3)	(165)
Cricut, Inc. - Class A	(195)	(855)
D.R. Horton, Inc.	(5)	(788)
DoorDash, Inc. - Class A	—	(76)
GameStop Corp. - Class A	(28)	(613)
Groupon, Inc.	(1)	(29)
H World Group Limited - ADR	(9)	(385)
JD.com, Inc. - Class A-ADR	(1)	(23)
LCI Industries	(3)	(299)
Lennar Corporation - Class A	(4)	(402)
MakeMyTrip Limited	(1)	(52)
Meritage Homes Corporation	—	(12)
NIO, Inc. - Class A-ADR	(5)	(27)
Norwegian Cruise Line Holdings Ltd.	(24)	(510)
Patrick Industries, Inc.	(1)	(120)
Peloton Interactive, Inc. - Class A	(5)	(32)
Realreal, Inc., The	(93)	(1,092)
Rivian Automotive, Inc. - Class A	(5)	(80)
Stride, Inc.	(28)	(2,435)
Toll Brothers, Inc.	(8)	(1,317)
Trip.com Group Limited - ADR	—	(10)
Wayfair Inc. - Class A	(16)	(1,485)
		(16,383)
Health Care (1.5%)
Adaptive Biotechnologies Corporation	(1)	(29)
Alignment Healthcare, Inc.	(40)	(962)
Alphatec Holdings, Inc.	(1)	(10)
ANI Pharmaceuticals, Inc.	—	(34)
Arrowhead Pharmaceuticals Inc.	(1)	(86)
Boston Scientific Corporation	—	(7)
Bridgebio Pharma, Inc.	(33)	(2,448)
Celcuity Inc.	(3)	(343)
Cogent Biosciences, Inc.	(1)	(19)
Collegium Pharmaceutical, Inc.	(2)	(55)
CorMedix Inc.	(16)	(123)
CRISPR Therapeutics AG	(12)	(679)
Cytokinetics, Incorporated	(3)	(221)
DexCom, Inc.	—	(4)
Enovis Corporation	—	(8)
Guardant Health, Inc.	(15)	(2,282)
Haemonetics Corporation	—	(30)
Halozyme Therapeutics, Inc.	(4)	(290)
Hims & Hers Health, Inc. - Class A	(6)	(222)
Indivior Pharmaceuticals, Inc.	(2)	(81)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Innoviva, Inc.	(2)	(48)
Integer Holdings Corporation	—	(34)
Ionis Pharmaceuticals, Inc.	—	(12)
Irhythm Holdings, Inc.	—	(52)
Lantheus Holdings, Inc.	(6)	(672)
LeMaitre Vascular, Inc.	(1)	(51)
Ligand Pharmaceuticals Incorporated	(2)	(667)
LivaNova PLC	(2)	(160)
Merit Medical Systems, Inc.	—	(29)
Mirum Pharmaceuticals, Inc.	(13)	(1,539)
Neogenomics, Inc.	(48)	(701)
Novavax, Inc.	(31)	(295)
Nuvation Bio Operating Company LLC - Class A	(28)	(157)
Omnicell, Inc.	(1)	(46)
Oscar Health, Inc. - Class A	(4)	(103)
Pacira Pharmaceuticals, Inc.	(5)	(115)
Pharming Group N.V.	(239)	(327)
PTC Therapeutics, Inc.	(1)	(103)
Repligen Corporation	—	(9)
Sarepta Therapeutics, Inc.	(1)	(15)
Syndax Pharmaceuticals, Inc.	(3)	(72)
Tandem Diabetes Care, Inc.	(2)	(24)
Tempus AI, Inc. - Class A	(2)	(129)
TransMedics Group, Inc.	(2)	(113)
Travere Therapeutics, Inc.	(20)	(1,142)
Viridian Therapeutics, Inc.	(3)	(52)
Zoetis Inc. - Class A	(1)	(49)
		(14,649)
Financials (1.5%)
Affirm Holdings, Inc. - Class A	(1)	(63)
American Coastal Insurance Corporation	(54)	(598)
Baldwin Insurance Group, Inc., The - Class A	(23)	(623)
Banco Santander, S.A. - ADR	(21)	(286)
Coinbase Global, Inc. - Class A	(2)	(343)
Dave Inc. - Class A	(2)	(609)
Encore Capital Group, Inc.	(10)	(965)
Galaxy Digital Inc. - Class A	(72)	(1,971)
HA Sustainable Infrastructure Capital, Inc.	(2)	(75)
Ping An Insurance (Group) Company of China, Ltd. - Class H	(495)	(3,237)
Repay Holdings Corporation - Class A	(4)	(15)
Robinhood Markets, Inc. - Class A	—	(14)
SoFi Technologies, Inc.	(186)	(3,343)
Upstart Holdings, Inc.	(21)	(756)
Western Union Company, The	(85)	(653)
WisdomTree, Inc.	(17)	(281)
		(13,832)
Energy (1.0%)
Atlas Energy Solutions Inc.	(41)	(675)
Denison Mines Corp.	(127)	(391)
Golar LNG Limited	(3)	(126)
Green Plains Inc.	(3)	(51)
Liberty Energy Inc. - Class A	(11)	(288)
Propetro Holding Corp.	(3)	(39)
Shell PLC - Class A-ADR	(27)	(2,055)
Solaris Energy Infrastructure, Inc. - Class A	(61)	(4,921)
Transocean Ltd. (a)	(102)	(498)
		(9,044)
Communication Services (0.9%)
Alphabet Inc. - Class A	(1)	(191)
Alphabet Inc. - Class C	(1)	(193)
AST Spacemobile, Inc. - Class A	(10)	(903)
Bandwidth Inc. - Class A	(1)	(69)
EchoStar Corporation - Class A	(32)	(3,286)
Former Charter Communications Parent, Inc. - Class A	—	(10)
Fox Corporation - Class A	(9)	(468)
Live Nation Entertainment, Inc.	(17)	(3,067)
Match Group, Inc.	—	(12)
Sirius XM Holdings Inc.	(5)	(139)
Sphere Entertainment Co. - Class A	(3)	(480)
Ziff Davis, Inc.	(1)	(67)
		(8,885)
Materials (0.7%)
Almonty Industries Inc.	(1)	(10)
B2Gold Corp.	(261)	(976)
Endeavour Silver Corp.	(6)	(51)
Equinox Gold Corp.	(203)	(1,970)
First Majestic Silver Corp.	(8)	(142)
Fortuna Mining Corp.	(98)	(832)
I-80 Gold Corp.	(42)	(61)
Olin Corporation	(10)	(197)
Osisko Development Corp.	(8)	(20)
PureCycle Technologies, Inc.	(20)	(165)
Sherwin-Williams Company, The	(2)	(539)
Silvercorp Metals Inc.	(168)	(1,695)
		(6,658)
Utilities (0.3%)
Evergy, Inc.	(37)	(3,163)
Ormat Technologies, Inc.	(1)	(57)
		(3,220)
Real Estate (0.2%)
Compass, Inc. - Class A	(49)	(605)
Healthcare Realty Trust Incorporated - Class A	(1)	(20)
Kimco Realty OP, LLC	(1)	(31)
Kite Realty Naperville, LLC	(6)	(171)
Open Doors Technology Inc. - Class A	(232)	(1,072)
		(1,899)
Consumer Staples (0.1%)
Freshpet, Inc.	(4)	(217)
Herbalife Nutrition Ltd.	(10)	(128)
Oddity Tech Ltd - Class A	(1)	(13)
Premium Brands Holdings Corporation	—	(8)
The Chefs' Warehouse, Inc.	(1)	(91)
		(457)
Total Common Stocks (proceeds $211,246)		(249,680)
INVESTMENT COMPANIES (3.6%)
iShares Russell 2000 Growth ETF	—	(172)
State Street SPDR S&P 500 ETF	(39)	(29,314)
VanEck Semiconductor ETF	(8)	(5,257)
Total Investment Companies (proceeds $24,618)		(34,743)
GOVERNMENT AND AGENCY OBLIGATIONS (1.2%)
U.S. Treasury Note (1.2%)
Treasury, United States Department of
3.38%, 02/29/28	(1,817)	(1,795)
3.50%, 03/15/29	(3,022)	(2,972)
3.50%, 09/30/29	(4,235)	(4,151)
3.50%, 02/28/31	(2,116)	(2,055)
3.88%, 09/30/32	(153)	(150)
3.75%, 02/28/33	(727)	(705)
Total Government And Agency Obligations (proceeds $11,894)		(11,828)
SHORT TERM INVESTMENTS (0.1%)
Treasury Securities (0.1%)
Treasury, United States Department of
3.70%, 12/24/26	(569)	(558)
Total Short Term Investments (proceeds $559)		(558)
Total Securities Sold Short (31.0%) (proceeds $248,317)		(296,809)

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL Multi-Manager Alternative Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	235,012	505,465	448,627	4,354	—	—	291,850	30.4
JNL Government Money Market Fund, 3.63% - Class SL	1,154	21,036	17,490	24	—	—	4,700	0.5
	236,166	526,501	466,117	4,378	—	—	296,550	30.9

JNL Multi-Manager Alternative Fund — Private Fund Investments
	Lockup Period	Redemption Notice	Termination Date
WCM Partners Fund

An evergreen hybrid fund seeking to invest in high quality businesses with growing moats and strong corporate cultures across both public equities and pre-IPO private companies. The fund will target roughly 40-50 investments domiciled within and outside the U.S.

	2 Years	90 Days	N/A

JNL Multi-Manager Alternative Fund — Restricted Securities
	Initial Acquisition	Cost/ (Proceeds) ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	08/18/23	1,813	2,253	0.2
Alibaba Group Holding Limited, 0.00%, 09/15/32	04/29/26	97	87	—
AMS-Osram AG, 10.50%, 03/30/29	07/17/25	180	180	—
Delivery Hero SE	01/21/22	353	273	—
Delivery Hero SE, 1.50%, 01/15/28	02/05/24	94	111	—
Deutsche Lufthansa Aktiengesellschaft, 0.00%, 09/10/32	06/23/26	128	134	—
GDS Holdings Ltd., 4.50%, 01/31/30	05/22/26	379	330	—
Grab Holdings Limited, 0.00%, 06/15/30	05/19/26	100	100	—
Guardant Health, Inc., 1.25%, 02/15/31	05/21/26	401	492	0.1
Meridan Management Ltd	03/05/21	317	—	—
Nebius Group N.V. - Class A	11/17/25	(7,918)	(14,821)	(1.5)
Pharming Group N.V., 4.50%, 04/25/29	12/17/24	535	585	0.1
Ping An Insurance (Group) Company of China, Ltd., 0.88%, 07/22/29	12/06/24	4,189	3,838	0.4
Realreal, Inc., The, 4.00%, 02/15/31	08/26/25	1,387	1,570	0.2
Transocean Ltd.	06/29/26	(663)	(498)	(0.1)
Trip.com Group Limited, 1.50%, 07/01/27	04/15/26	543	510	0.1
Unigel Luxembourg S.A., 13.50%, 12/31/27	02/11/25	62	5	—
Unigel Luxembourg S.A., 11.00%, 12/31/28	02/11/25	120	2	—
Unigel Oldco Bv, 0.00%, 12/31/44	02/11/25	26	—	—
WCM Partners Fund	02/27/25	55,913	113,614	11.9
Ziff Davis, Inc., 3.63%, 03/01/28	08/19/25	401	406	—
		58,457	109,171	11.4

JNL Multi-Manager Alternative Fund —Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Lealand Finance Company B.V., 2020 Senior Letter Of Credit	163	58

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	55	October 2026	11,346	(6)	(9)
United States 5 Year Note	21	October 2026	2,242	(4)	6
United States Long Bond	30	September 2026	3,313	(20)	92
				(30)	89
Short Contracts
United States Ultra Bond	(27)	September 2026	(3,035)	20	(101)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Bill Holdings, Inc.	Call	40.00	07/17/26	10	40	1
Qxo, Inc.	Call	22.00	07/17/26	117	257	1
State Street SPDR S&P 500 ETF	Call	770.00	06/30/26	36	2,772	—
TopBuild Corp.	Put	400.00	07/17/26	9	360	39
						41

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
AES Corporation, The	Call	15.00	08/21/26	18	27	—
Caesars Entertainment, Inc.	Call	30.00	07/17/26	359	1,077	(32)
Caesars Entertainment, Inc.	Call	30.00	09/18/26	375	1,125	(44)
Roku, Inc.	Call	140.00	09/18/26	31	434	(17)
Roku, Inc.	Call	135.00	09/18/26	32	432	(26)
TopBuild Corp.	Call	440.00	07/17/26	13	572	—
						(119)

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	GSC	11/18/26	GBP	105	139	—
USD/CAD	JPM	08/28/26	CAD	(1,144)	(809)	22
USD/CAD	SSB	09/24/26	CAD	(277)	(196)	—
USD/CAD	JPM	10/07/26	CAD	(1,883)	(1,335)	36
USD/CAD	GSC	10/15/26	CAD	(24)	(17)	1
USD/EUR	SSB	09/24/26	EUR	(274)	(314)	—
USD/EUR	GSC	11/18/26	EUR	(355)	(406)	12
USD/EUR	JPM	12/16/26	EUR	(148)	(170)	—
USD/GBP	GSC	08/12/26	GBP	(1,199)	(1,590)	37
USD/GBP	JPM	08/17/26	GBP	(175)	(232)	2
USD/GBP	GSC	11/18/26	GBP	(1,688)	(2,238)	44
USD/GBP	GSC	12/15/26	GBP	(2,977)	(3,951)	47
USD/GBP	JPM	08/17/27	GBP	(6)	(8)	—
					(11,127)	201

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Headhunter Group PLC‡ (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	13,705	206	(223)
Ozon Holdings PLC‡ (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(48,131)	(558)	10
Public Joint Stock Company Children's World‡ (MT)	GSC	Federal Funds Effective Rate +0.96% (MT)	TBD	560,770	284	(307)
Public Joint Stock Company Sberbank of Russia‡ (MT)	GSC	Federal Funds Effective Rate +0.96% (MT)	TBD	41,476	—	—
VK Company Limited‡ (MT)	MSC	Federal Funds Effective Rate -2.13% (MT)	TBD	(137,620)	(249)	13
						(507)

‡Contract for Difference fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Financial Statements.

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
Equity
Bristol-Myers Squibb Company‡ (MT)	1M LIBOR +0.00% (Q)	BOA	12/27/26	—	—	23
Beazley Ireland Holdings PLC (MT)	OBFR +0.85% (Q)	GSC	02/09/27	1,503	—	28
Chart Industries, Inc. (MT)	OBFR +0.61% (Q)	GSC	04/17/27	470	—	2
Electronic Arts Inc. (MT)	OBFR +0.61% (Q)	GSC	04/15/27	675	—	6
Intertek Group PLC (MT)	OBFR +0.61% (Q)	GSC	05/15/27	3,769	—	58
Norfolk Southern Corporation (MT)	OBFR +0.61% (Q)	GSC	05/29/27	306	—	3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Schroders PLC (MT)	OBFR +1.00% (Q)	GSC	02/17/27	2,044	—	(33)
SECURE Waste Infrastructure Corp. (MT)	OBFR +0.55% (Q)	GSC	04/15/27	82	—	(6)
Telecom Italia S.p.A. (MT)	OBFR +0.61% (M)	GSC	06/15/27	1,653	—	268
Two Harbors Investment Corp. (MT)	OBFR +0.38% (Q)	GSC	01/20/27	116	—	—
Warner Bros. Discovery, Inc. (MT)	OBFR +0.61% (Q)	GSC	04/15/27	1,155	—	(19)
Webster Financial Corporation (MT)	OBFR +0.61% (Q)	GSC	02/12/27	8,261	—	455
Electronic Arts Inc. (MT)	OBFR +0.38% (Q)	JPM	01/26/27	328	—	3
Tate & Lyle Public Limited Company (MT)	OBFR +0.46% (Q)	JPM	06/10/27	229	—	—
Two Harbors Investment Corp. (MT)	OBFR +0.38% (Q)	JPM	05/22/27	174	—	(2)
Warner Bros. Discovery, Inc. (MT)	OBFR +0.38% (Q)	JPM	04/14/27	1,034	—	(21)
Webster Financial Corporation (MT)	OBFR +0.38% (Q)	JPM	02/24/27	681	—	35
					—	800
Total return swap agreements - paying return
Equity
Banco Santander, S.A. (MT)	OBFR -0.35% (Q)	GSC	02/12/27	(2,453)	—	(388)
Boston Scientific Corporation (MT)	OBFR -0.35% (Q)	GSC	03/12/27	(563)	—	190
Former Charter Communications Parent, Inc. (MT)	OBFR -0.35% (Q)	GSC	01/29/27	(185)	—	78
Galderma Group AG (MT)	OBFR -0.35% (Q)	GSC	03/12/27	(2,107)	—	234
GFL Environmental Inc. (MT)	OBFR -0.35% (Q)	GSC	04/15/27	(65)	—	5
Kimberly-Clark Corporation (MT)	OBFR -0.35% (Q)	GSC	03/06/27	(673)	—	(74)
Poste Italiane - Societa' Per Azioni (MT)	OBFR -0.27% (Q)	GSC	04/21/27	(1,209)	—	(298)
Shell PLC (MT)	OBFR -0.35% (Q)	GSC	05/13/27	(1,707)	—	163
Skyworks Solutions, Inc. (MT)	OBFR -0.35% (Q)	GSC	02/18/27	(1,442)	—	(111)
Transocean Ltd. (MT)	OBFR -0.35% (M)	GSC	03/12/27	(344)	—	68
Union Pacific Corporation (MT)	OBFR -0.35% (M)	GSC	11/05/26	(5,017)	—	(673)
Banco Santander, S.A. (MT)	OBFR -0.50% (Q)	JPM	02/24/27	(595)	—	(76)
Skyworks Solutions, Inc. (MT)	OBFR -0.50% (Q)	JPM	02/26/27	(162)	—	(22)
Union Pacific Corporation (MT)	OBFR -0.25% (Q)	JPM	08/22/26	(2,325)	—	(360)
					—	(1,264)

‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Financial Statements.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

-

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other ($)[1]	Total ($)
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	307,973	42,959	671	—	351,603
Corporate Bonds And Notes	—	286,990	—	—	286,990
Private Investment Funds	—	—	—	113,614	113,614
Non-U.S. Government Agency Asset-Backed Securities	—	84,104	516	—	84,620
Government And Agency Obligations	—	50,283	—	—	50,283
Other Equity Interests	—	—	2,469	—	2,469
Senior Floating Rate Instruments[2]	—	700	324	—	1,024
Preferred Stocks	551	—	—	—	551
Rights	83	—	97	—	180
Warrants	107	—	1	—	108
Short Term Investments	296,550	57,251	—	—	353,801
	605,264	522,287	4,078	113,614	1,245,243
Liabilities - Securities
Common Stocks	(246,036)	(3,644)	—	—	(249,680)
Investment Companies	(34,743)	—	—	—	(34,743)
Government And Agency Obligations	—	(11,828)	—	—	(11,828)
Short Term Investments	—	(558)	—	—	(558)
	(280,779)	(16,030)	—	—	(296,809)
Assets - Investments in Other Financial Instruments[3]
Futures Contracts	98	—	—	—	98
Exchange Traded Purchased Options	41	—	—	—	41
Open Forward Foreign Currency Contracts	—	201	—	—	201
OTC Contracts for Difference	—	—	23	—	23
OTC Total Return Swap Agreements	—	1,596	23	—	1,619
	139	1,797	46	—	1,982

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other ($)[1]	Total ($)
JNL Multi-Manager Alternative Fund (continued)
Liabilities - Investments in Other Financial Instruments[3]
Futures Contracts	(110)	—	—	—	(110)
Exchange Traded Written Options	(119)	—	—	—	(119)
Open Forward Foreign Currency Contracts	—	—	—	—	—
OTC Contracts for Difference	—	—	(530)	—	(530)
OTC Total Return Swap Agreements	—	(2,083)	—	—	(2,083)
	(229)	(2,083)	(530)	—	(2,842)

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

3 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL Multi-Manager Emerging Markets Equity Fund
COMMON STOCKS 92.7%
Taiwan 20.9%
Accton Technology Corporation	19	1,519
Advantech Co., Ltd.	69	1,078
ASE Technology Holding Co., Ltd.	677	14,981
Asia Vital Components Co., Ltd.	13	1,060
ASPEED Technology Inc.	1	528
BizLink Holding Inc.	4	247
Charoen Pokphand Enterprise (Taiwan) Co., Ltd.	100	356
Chroma ATE Inc.	114	7,903
Compeq Manufacturing Co., Ltd.	51	380
Daxin Materials Corp.	21	261
Delta Electronics, Inc.	59	3,700
E. Sun Financial Holding Company, Ltd.	986	1,069
Eclat Textile Corporation Ltd.	459	4,539
Elite Material Co., Ltd.	5	863
EVA Airways Corporation	257	364
Genius Electronic Optical Co., Ltd.	24	502
GlobalWafers Co., Ltd.	148	4,750
Hon Hai Precision Industry Co., Ltd.	415	3,325
International Games System Co., Ltd.	25	624
Jentech Precision Industrial Co., Ltd.	90	9,904
KGI Financial Holding Co., Ltd.	277	251
Kinsus Interconnect Technology Corp	240	6,847
Largan Precision Co., Ltd.	42	5,697
Lite-On Technology Corporation	1,371	9,753
Lotes Co., Ltd	3	203
MediaTek Inc.	318	43,064
Realtek Semiconductor Corporation	31	789
Silicon Motion, Inc. - ADR	2	517
Sunonwealth Electric Machine Industry Co., Ltd.	49	222
Taiwan Semiconductor Manufacturing Company Limited	2,508	195,108
Topoint Technology Co., Ltd.	364	6,701
United Microelectronics Corporation	122	646
Winbond Electronics Corp.	45	306
Yuanta Financial Holding Co., Ltd	577	1,197
		329,254
South Korea 16.9%
CJ Cheiljedang Corp.	2	276
Coupang, Inc. - Class A (a)	232	4,023
Coway Co., Ltd.	55	3,217
Fadu Inc. (a)	8	439
Hana Financial Group Co., Ltd.	10	753
Hanwha Aerospace Co., Ltd.	4	2,934
HD Hyundai Co., Ltd.	6	753
HD Hyundai Electric Co., Ltd.	1	627
HD Hyundai Heavy Industries Co., Ltd.	1	363
HD Korea Shipbuilding & Marine Engineering Co., Ltd.	3	649
Hyundai Mobis Co., Ltd.	1	194
Hyundai Motor Company	13	4,273
Hyundai Rotem Company	28	3,152
KB Financial Group Inc.	5	557
KIA Corporation	10	933
Korea Electric Power Corp	38	906
LG Chem, Ltd.	1	136
LG Electronics Inc.	6	839
Meritz Financial Group Inc.	10	685
Samsung Electro-Mechanics Co., Ltd.	1	1,443
Samsung Electronics Co., Ltd.	469	103,642
Samsung Fire & Marine Insurance Co., Ltd.	2	969
Samsung Life Insurance Co., Ltd.	39	10,181
Shinhan Financial Group Co., Ltd	156	9,756
SK Hynix Inc.	46	81,369
SK Square Co., Ltd.	26	28,118
ST Pharm Co., Ltd.	48	4,123
Woori Financial Group Inc.	19	361
		265,671
China 14.3%
Alibaba Group Holding Limited (b)	834	9,991
Anhui Conch Cement Company Limited - Class A	1,137	2,843
Atour Lifestyle Holdings Limited - ADR	21	682
Baidu, Inc. - Class A - ADR (a) (c)	21	2,413
Bank of Beijing Co., Ltd. - Class A	782	565
Bank of Guiyang Co., Ltd. - Class A	256	194
Bank of Ningbo Co., Ltd. - Class A	1,807	7,898
Bilibili Inc. (a)	342	5,782
Chery Automobile Co., Ltd. - Class H (b)	109	339
China CITIC Bank Corporation Limited - Class H	243	206
China Construction Bank Corporation - Class H	13,823	14,260
China Everbright Bank Company Limited - Class H (c)	2,397	896
China Gold International Resources Corp. Ltd.	24	385
China Mengniu Dairy Company Limited	99	204
China Nonferrous Metals Company Limited	144	209
China Pacific Insurance (Group) Co., Ltd. - Class H	1,581	5,435
China Resources Land Limited	1,470	5,636
Chongqing Rural Commercial Bank Co., Ltd. - Class H	1,086	800
CMOC Group Limited - Class H	96	188
Contemporary Amperex Technology Co., Limited - Class A	279	16,197
eDraco Travel Limited (b)	3,957	6,058
Fuyao Glass Industry Group Co., Ltd. - Class H (b)	48	314
G-Bits Network Technology (Xiamen) Co., Ltd. - Class A	7	349
Geely Automobile Holdings Limited	83	179
Giant Network Group Co., Ltd. - Class A	77	315
Great Wall Motor Company Limited - Class H	245	277
Guming Holdings Limited (c)	75	202
H World Group Limited - ADR	23	943
Han's Laser Technology Industry Group Co., Ltd. - Class A	11	238
Hansoh Pharmaceutical Group Company Limited (b)	140	529
Hithink Royalflush Information Network Co., Ltd. - Class A	12	419
Hongfa Technology Co., Ltd. - Class A	1,732	8,830
Hosa International Limited (a) (d)	7,408	—
Hua Xia Bank Co., Limited - Class A	920	866
Huishang Bank Corporation Limited - Class H	1,085	599
Industrial and Commercial Bank of China Limited - Class H	6,141	5,041
Innovent Biologics, Inc. - Class B (a) (b)	48	485
iQIYI, Inc. - Class A - ADR (a) (c)	1,997	2,077
J&T Global Express Limited (a) (c)	7,355	7,860
JD Logistics, Inc. (a)	372	560
JD.com, Inc. - Class A	159	2,037
JD.com, Inc. - Class A - ADR	45	1,153
Jiangsu Zhongtian Technology Co., Ltd. - Class A	1,395	12,562
Kanzhun Limited - ADR	17	224
KE Holdings Inc.	1,000	4,830
Kuaishou Technology (b)	761	4,071
Loncin Motor Co., Ltd. - Class A	143	252
Meituan - Class B (a) (b)	529	4,647
Midea Group Co., Ltd. - Class A	19	214
Muyuan Foods Co., Ltd. - Class H	50	186
NetEase, Inc.	581	15,022
NetEase, Inc. - ADR	10	1,230
New Oriental Education & Technology Group Inc. - ADR	7	302
Newborn Town Inc. (a) (b) (c)	334	325
Nongfu Spring Co., Ltd. - Class H (b)	39	200
PDD Holdings Inc. - ADR (a)	32	2,450
People's Insurance Company (Group) of China Limited, The - Class H	269	161
PetroChina Company Limited - Class A	1,661	2,119
PetroChina Company Limited - Class H	1,854	2,006
PICC Property and Casualty Company Limited - Class H	1,542	2,825
Ping An Insurance (Group) Company of China, Ltd. - Class H	1,106	7,244
Piotech, Inc. - Class A (d)	2	297
Pop Mart International Group Limited (b) (c)	17	345
Raytron Technology Co., Ltd. - Class A	17	380
SANY Heavy Industry Co., Ltd. - Class A	2,817	7,192

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Shenzhen Sunway Communication Co., Ltd. - Class A	16	274
Sungrow Power Supply Co., Ltd. - Class A	11	247
Tencent Holdings Limited	572	31,650
Tingyi (Cayman Islands) Holding Corp.	248	310
Trip.com Group Limited - ADR (a)	3	133
Uni-President China Holdings Ltd	504	435
Vipshop (China) Co., Ltd - ADR	14	188
Wanhua Chemical Group Co., Ltd. - Class A	328	3,315
WuXi Biologics (Cayman) Inc. (a) (b)	92	407
XD Inc. (a) (b)	41	233
Yadea Group Holdings Ltd (b)	174	198
Yangtze Optical Fibre And Cable Joint Stock Limited Company - Class H (b) (c)	8	248
Yantai Jereh Oilfield Service Group Co., Ltd. - Class A	19	434
Yutong Bus Co., Ltd. - Class A	102	403
Zhejiang Century Huatong Group Co., Ltd. - Class A	147	306
Zhejiang NHU Company Ltd. - Class A	83	349
Zhejiang Sanhua Intelligent Controls Co., Ltd - Class H (c)	91	310
Zhongji Innolight Co., Ltd. - Class A	2	453
Zijin Mining Group Co., Ltd. - Class H	274	965
ZTO Express (Cayman) Inc. (b)	10	228
		224,624
India 11.3%
Acutaas Chemicals Limited	11	395
Adani Energy Solutions Limited (a)	259	4,091
Adani Enterprises Limited	144	4,637
Adani Green Energy (UP) Limited (a)	370	5,874
Adani Ports and Special Economic Zone Limited	305	5,863
Adani Power Limited (a)	3,708	8,769
Ajanta Pharma Limited	6	234
Ashok Leyland Limited	3,746	6,272
Bank of Baroda Limited, The	151	437
Bank of India	489	728
Bank of Maharashtra	739	716
Bharti Airtel Limited	355	6,968
Canara Bank	348	463
Cipla Limited	30	472
Coal India Ltd Govt Of India Undertaking	830	3,858
Federal Bank Ltd, The	3,494	12,223
Force Motors Limited	2	306
GAIL (India) Limited	3,533	6,487
GMR Airports Limited (a)	2,655	3,154
HCL Technologies Limited	31	348
HDFC Bank Limited	90	760
HDFC Life Insurance Company Limited (b)	1,290	7,852
Hero MotoCorp Limited	7	351
Hindalco Industries Limited	820	8,307
Hindustan Aeronautics Limited	5	235
ICICI Bank Limited	1,230	17,880
Indus Towers Limited	128	531
Infosys Limited - ADR (c)	213	2,229
Infosys Limited	74	783
ITC Limited	1,847	5,611
Jammu and Kashmir Bank Limited	146	240
JSW Energy Limited	452	2,790
JSW Steel Limited	340	4,424
Lic Housing Finance Limited	145	866
Life Insurance Corporation of India	213	975
Lupin Limited	13	339
Marico Limited	29	261
Meesho Limited (a)	589	1,200
Multi Commodity Exchange of India Limited	31	938
National Aluminium Co Ltd	88	316
Nava Limited	39	250
Page Industries Limited	1	237
Patanjali Foods Limited	425	1,844
Phoenix Mills Limited, The	254	5,237
Piramal Finance Limited	30	689
Power Finance Corporation Limited	873	3,925
Reliance Industries Limited	764	10,470
Sansera Engineering Limited	11	385
Shree Cement Limited	24	6,293
Shriram Finance Limited	889	9,833
South Indian Bank Limited, The	1,478	715
State Bank of India	18	201
Sun Pharma Advanced Research Company Limited	45	880
Tata Capital Limited	975	3,775
Tata Consultancy Services Limited	12	249
Tata Motors Limited	72	322
Tata Motors Passenger Vehicles Limited	234	873
The Karur Vysya Bank Limited	139	437
Union Bank of India	446	816
Vedanta Limited	193	573
Yes Bank Limited (a)	1,304	335
		177,522
Brazil 7.0%
American Beverage Co Ambev - ADR (c)	1,402	4,403
B3 S.A. - Brasil, Bolsa, Balcao	778	2,188
Banco BTG Pactual S.A.	378	3,984
Centrais Eletricas Brasileiras S/A - Eletrobras	537	5,658
Companhia De Saneamento Basico Do Estado De Sao Paulo-Sabesp	2,447	14,080
Companhia de Saneamento de Minas Gerais - Copasa MG	923	10,680
Companhia De Saneamento Do Pardo - Sanepardo	157	1,128
Companhia Paranaense De Energia	641	1,869
Compass Gas E Energia S.A.	847	3,997
Embraer S.A.	253	4,024
Embraer S.A. - ADR	25	1,579
Eneva S.A. (a)	795	4,119
Equatorial Energia S.A.	452	3,416
NU Holdings Ltd. - Class A (a)	664	8,865
PagSeguro Digital Ltd. - Class A	35	315
Petroleo Brasileiro S/A Petrobras. - ADR	1,236	19,963
Prio S.A. (a)	1,048	10,605
Rede D'or Sao Luiz S.A.	966	6,488
Vivara Participacoes S.A.	637	2,810
		110,171
Mexico 2.9%
America Movil, S.A.B. De C.V. (c)	3,633	4,722
Arca Continental S.A.B. de C.V.	22	268
CEMEX S.A.B. de C.V. - ADR	1,802	21,619
Gentera, S.A.B. de C.V.	240	520
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. (c)	247	6,218
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. - Series B - ADR	9	2,257
Grupo Financiero Banorte, S.A.B. de C.V.	357	3,781
Grupo Mexico, S.A.B. de C.V. - Class B (c)	503	5,683
Industrias Penoles, S.A.B. de C.V.	8	346
		45,414
Singapore 1.9%
AEM Holdings Ltd.	897	7,488
BOC Aviation Limited (b)	59	614
Sea Limited - Class A - ADR (a)	129	12,320
Seatrium Limited (c)	4,189	6,407
Singapore Technologies Engineering Ltd	84	678
Singapore Telecommunications Limited	873	2,986
		30,493
Hong Kong 1.7%
AIA Group Limited	939	8,585
Futu Holdings Limited - ADR	14	1,305
Hong Kong Exchanges and Clearing Limited	66	3,090
Melco Resorts & Entertainment Limited - ADR (a)	572	3,015
Wasion Holdings Limited	2,192	5,579
Xinyi Glass Holdings Limited (c)	4,099	4,475
		26,049
Saudi Arabia 1.6%
Al Rajhi Banking and Investment Corporation	5	87
Al-Babtain Power & Telecommunication Co.	21	370
Banque Saudi Fransi	199	1,027
BUPA Arabia for Cooperative Insurance Company	84	3,909
Electrical Industries Company	211	810
Etihad Etisalat Company	53	859

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Jarir Marketing Company	110	492
Saudi Arabian Oil Company (b)	430	2,988
Saudi British Bank	376	3,243
Saudi Electricity Company	143	679
Saudi National Bank, The	1,030	10,590
		25,054
South Africa 1.6%
AngloGold Ashanti PLC	11	872
Capitec Bank Holdings	26	7,537
FirstRand Limited	1,725	10,242
Gold Fields Limited - ADR	29	975
Harmony Gold Mining Company - ADR	46	694
Naspers Limited - Class N	5	226
OM Residual UK Ltd	568	465
Sasol (a)	15	146
Telkom S.A. Ltd	90	310
Woolworths Holdings Limited	999	3,075
		24,542
United Arab Emirates 1.4%
Abu Dhabi Commercial Bank PJSC	106	421
Adnoc Drilling Company PJSC	4,383	6,846
Adnoc Gas	2,837	2,660
Aldar Properties PJSC	168	379
Alpha Dhabi Holding	1,019	2,196
Emaar Development LLC	192	721
Emaar Properties PJSC	187	606
First Abu Dhabi Bank PJSC	723	3,350
International Holdings Company PJSC - Dubai Branch (a)	44	4,594
NMC Health PLC (d)	119	—
		21,773
Greece 1.3%
Alpha Bank S.A.	174	791
Eurobank S.A.	341	1,629
Motor Oil (Hellas) Corinth Refineries S.A. - Class R	9	388
National Bank of Greece S.A. - Class R	154	2,666
Piraeus Bank S.A. (a)	1,445	15,051
		20,525
Thailand 1.2%
Advanced Info Service PLC.	42	468
Airports of Thailand Public Company Limited	2,693	5,252
Bangkok Bank Public Company Limited	99	538
Delta Electronics (Thailand) Public Company Limited - NVDR	59	591
PTT Exploration And Production Public Company Limited	54	217
Siam Commercial Bank Public Company Limited, The	493	2,202
Thai Foods Group Public Company Limited	694	102
TMB Bank Thanachart Public Company Limited	9,294	689
True Corporation Public Company Limited - NVDR	24,433	9,536
		19,595
Poland 1.0%
KGHM Polska Miedz Spolka Akcyjna	3	275
Orlen S A	11	386
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	114	3,135
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	358	6,261
Tauron Polska Energia Spolka Akcyjna	136	328
XTB Spolka Akcyjna	200	5,711
Zabka Group	64	465
		16,561
Peru 1.0%
Credicorp Ltd.	38	14,823
Intergroup Financial Services Corp.	16	918
MMG Limited (a)	524	469
		16,210
Indonesia 0.9%
PT. Bank Central Asia Tbk	9,007	2,803
PT. Bank Mandiri (Persero) Tbk.	11,067	2,394
PT. Bank Rakyat Indonesia (Persero) Tbk	21,041	3,221
PT. Indofood Sukses Makmur	688	257
PT. Japfa Comfeed Indonesia	2,195	240
PT. Semen Indonesia Tbk Disingkat Pt Semen Indonesia (persero) Tbk	3,029	241
PT. Telekomunikasi Indonesia (Persero) Tbk.	31,583	4,171
PT. Trimegah Bangun Persada	5,046	222
		13,549
Hungary 0.9%
Magyar Telekom Tavkozlesi Nyilvanosan Mukodo Reszvenytarsasag	50	428
OTP Bank Nyrt.	88	13,015
		13,443
United Kingdom 0.8%
BP P.L.C.	921	5,689
HSBC Holdings PLC	94	1,783
Standard Chartered PLC	56	1,503
Unilever PLC - ADR	72	4,322
		13,297
United States of America 0.8%
BeOne Medicines AG - ADR (a)	3	842
China Yuchai International Limited (a)	4	173
Cognizant Technology Solutions Corporation - Class A	62	2,386
Philip Morris International Inc.	50	9,061
		12,462
Malaysia 0.7%
99 Speed Mart Retail Holdings Berhad	924	802
CIMB Group Holdings Berhad	4,544	8,278
KPJ Healthcare Berhad	404	323
Kumpulan Sime Darby Berhad	648	341
Nestle (Malaysia) Berhad	2	55
Public Bank Berhad	256	301
RHB Bank Berhad	104	212
Sunway Construction Sdn Bhd	195	357
		10,669
Switzerland 0.6%
Coca-Cola HBC AG	56	3,650
Glencore PLC	938	6,374
		10,024
France 0.6%
TotalEnergies SE	123	9,582
Philippines 0.3%
International Container Terminal Services, Inc.	342	4,990
Metropolitan Bank & Trust Company	266	283
		5,273
Argentina 0.3%
Grupo Financiero Galicia S.A. - Class B - ADR (c)	31	1,532
Tenaris S.A.	135	3,737
		5,269
Kazakhstan 0.3%
Joint Stock Company Kaspi.Kz - ADR (b)	51	4,418
Italy 0.2%
Eni S.P.A.	118	2,777
Eni S.P.A. - ADR	9	415
		3,192
Belgium 0.2%
Anheuser-Busch InBev	30	2,483
Turkey 0.1%
Akbank Turk Anonim Sirketi - Class A	140	231
TAV Havalimanlari Holding Anonim Sirketi - Class A	34	208
Turkiye Is Bankasi Anonim Sirketi - Class C	1,657	527
		966
Netherlands 0.0%
Prosus N.V. - Class N (c)	18	774
Egypt 0.0%
Commercial International Bank Egypt S.A.E - GDR (b)	247	630
Colombia 0.0%
Zijin Gold International Company Limited	23	260
Chile 0.0%
LATAM Airlines Group S.A.	7,572	220

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Kuwait 0.0%
Kuwait Real Estate Company (a)	87	99
Russian Federation 0.0%
Public Joint Stock Company Gazprom - ADR (a) (b) (d)	627	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (a) (b) (d)	200	—
Public Joint Stock Company Novatek (a) (b) (d)	150	—
Public Joint Stock Company Novatek - GDR (a) (b) (d)	1	—
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	544	—
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (b) (d)	2,990	—
Public Joint-Stock Company Lukoil Oil Company - ADR (a) (b) (d)	47	—
Total Common Stocks (cost $1,145,936)		1,460,068
PREFERRED STOCKS 2.8%
Brazil 2.0%
Axia Energia SA (a) (e)	—	1
Banco Bradesco S/A. (f)	1,710	5,982
Centrais Eletricas Brasileiras S/A - Eletrobras - Preferred Class C (a)	139	1,438
Gerdau S.A.	1,946	7,841
Itau Unibanco Holding S.A. (f)	527	4,315
Petroleo Brasileiro S/A Petrobras. (f)	1,570	11,488
		31,065
South Korea 0.8%
Samsung Electronics Co., Ltd., 1.00% (g)	97	13,557
Total Preferred Stocks (cost $36,373)		44,622
INVESTMENT COMPANIES 2.0%
United States of America 2.0%
JNL Emerging Markets Index Fund - Class I (h)	2,215	31,987
Total Investment Companies (cost $31,500)		31,987
RIGHTS 0.0%
Taiwan 0.0%
Compeq Manufacturing Co., Ltd. (a) (e)	1	1
Total Rights (cost $0)		1
SHORT TERM INVESTMENTS 2.9%
Investment Companies 2.3%
JNL Government Money Market Fund - Class I, 3.53% (h) (i)	18,949	18,949
T. Rowe Price Government Reserve Fund, 3.64% (h) (i)	16,171	16,171
		35,120
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 3.63% (h) (i)	9,853	9,853
Total Short Term Investments (cost $44,973)		44,973
Total Investments 100.4% (cost $1,258,782)		1,581,651
Other Derivative Instruments (0.0)%		(3)
Other Assets and Liabilities, Net (0.4)%		(5,831)
Total Net Assets 100.0%		1,575,817

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2026.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(f) Convertible security.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL Multi-Manager Emerging Markets Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Emerging Markets Index Fund - Class I	—	31,500	—	—	—	487	31,987	2.0
JNL Government Money Market Fund, 3.53% - Class I	12,479	485,203	478,733	644	—	—	18,949	1.2
JNL Government Money Market Fund, 3.63% - Class SL	11,786	64,785	66,718	251	—	—	9,853	0.6
T. Rowe Price Government Reserve Fund, 3.64%	24,838	60,998	69,665	340	—	—	16,171	1.1
	49,103	642,486	615,116	1,235	—	487	76,960	4.9

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	02/12/25	13,001	9,991	0.7
BOC Aviation Limited	06/08/26	553	614	0.1
Chery Automobile Co., Ltd. - Class H	06/08/26	369	339	—
Commercial International Bank Egypt S.A.E	06/08/26	614	630	0.1
eDraco Travel Limited	06/06/23	9,198	6,058	0.4
Fuyao Glass Industry Group Co., Ltd. - Class H	06/08/26	330	314	—
Hansoh Pharmaceutical Group Company Limited	06/08/26	527	529	—
HDFC Life Insurance Company Limited	06/18/26	8,125	7,852	0.5
Innovent Biologics, Inc. - Class B	06/08/26	453	485	—
Joint Stock Company Kaspi.Kz	01/19/24	4,414	4,418	0.3
Kuaishou Technology	06/08/26	4,450	4,071	0.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Meituan - Class B	04/15/26	5,573	4,647	0.3
Newborn Town Inc.	06/08/26	313	325	—
Nongfu Spring Co., Ltd. - Class H	06/08/26	209	200	—
Pop Mart International Group Limited	06/08/26	382	345	—
Public Joint Stock Company Gazprom	06/24/21	5,367	—	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	05/03/24	541	—	—
Public Joint Stock Company Novatek	09/24/21	159	—	—
Public Joint Stock Company Novatek	11/13/20	2,678	—	—
Public Joint Stock Company Sberbank of Russia	03/09/21	2,176	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	04/16/20	4,462	—	—
Public Joint-Stock Company Lukoil Oil Company	01/15/21	3,890	—	—
Saudi Arabian Oil Company	10/22/24	3,062	2,988	0.2
WuXi Biologics (Cayman) Inc.	06/08/26	356	407	—
XD Inc.	06/08/26	258	233	—
Yadea Group Holdings Ltd	06/08/26	273	198	—
Yangtze Optical Fibre And Cable Joint Stock Limited Company - Class H	06/08/26	223	248	—
ZTO Express (Cayman) Inc.	06/08/26	229	228	—
		72,185	45,120	2.9

JNL Multi-Manager Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	07/02/26	HKD	7,878	1,005	—
USD/HKD	BOA	07/02/26	HKD	(8,390)	(1,070)	—
USD/ZAR	SSB	07/01/26	ZAR	(4,563)	(278)	(1)
USD/ZAR	SSB	07/02/26	ZAR	(8,396)	(513)	(2)
					(856)	(3)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Multi-Manager Emerging Markets Equity Fund
Assets - Securities
Common Stocks	232,981	1,226,790	297	1,460,068
Preferred Stocks	31,064	13,558	—	44,622
Investment Companies	31,987	—	—	31,987
Rights	—	1	—	1
Short Term Investments	44,973	—	—	44,973
	341,005	1,240,349	297	1,581,651
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(3)	—	(3)
	—	(3)	—	(3)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL Multi-Manager Floating Rate Income Fund
SENIOR FLOATING RATE INSTRUMENTS 92.5%
Industrials 30.0%
Acosta, Inc.
2024 Term Loan B, 9.28%, (6 Month Term SOFR + 5.50%), 08/21/31 (a)	393	388
ADI Global Distribution Funding LLC
Term Loan B, 0.00%, (SOFR + 2.75%), 06/17/33 (a) (b)	135	135
Advantage Sales & Marketing, Inc.
2026 First Out Term Loan, 0.00%, (3 Month Term SOFR + 6.00%), 04/19/30 (a) (b)	1,430	1,273
2026 First Out Term Loan, 9.93%, (3 Month Term SOFR + 6.00%), 04/19/30 (a)	507	451
AGI-CFI Acquisition Corp.
2026 Term Loan B, 8.20%, (3 Month Term SOFR + 4.50%), 03/05/33 (a)	1,081	1,071
AI Aqua Merger Sub, Inc.
2026 Term Loan B, 6.12%, (3 Month Term SOFR + 2.50%), 07/31/28 (a)	2,124	2,122
2026 Term Loan B, 6.16%, (3 Month Term SOFR + 2.50%), 07/31/28 (a)	2,128	2,126
2026 USD Term Loan B, 0.00%, (SOFR + 2.50%), 06/25/33 (a) (b)	2,796	2,793
Air Canada
2024 Term Loan B, 5.41%, (3 Month Term SOFR + 1.75%), 03/14/31 (a)	249	248
Air Comm Corporation, LLC
2025 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 2.75%), 11/21/31 (a) (b)	19	19
AIT Worldwide Logistics, Inc
2026 Term Loan B, 7.91%, (3 Month Term SOFR + 4.25%), 04/22/33 (a)	775	775
AlixPartners, LLP
2025 USD Term Loan, 5.62%, (1 Month Term SOFR + 2.00%), 07/29/32 (a)	4,039	4,013
Allied Universal Holdco LLC
2025 USD Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 08/06/32 (a)	5,253	5,252
Amentum Holdings, Inc.
2026 Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 09/29/31 (a)	2,847	2,841
American Airlines, Inc.
2025 Term Loan, 5.93%, (3 Month Term SOFR + 2.25%), 04/20/28 (a)	1,633	1,631
2023 1st Lien Term Loan, 5.91%, (3 Month Term SOFR + 2.25%), 05/29/29 (a)	843	827
2025 Term Loan B, 6.43%, (3 Month Term SOFR + 2.75%), 05/09/32 (a)	277	277
2026 1st Lien Term Loan B, 6.67%, (3 Month Term SOFR + 3.00%), 06/01/33 (a)	995	982
Amynta Agency Borrower Inc.
2026 Repriced Term Loan B, 0.00%, (1 Month Term SOFR + 2.50%), 12/29/31 (a) (b)	2,472	2,436
Anticimex International AB
2025 USD Term Loan, 6.41%, (3 Month Term SOFR + 2.90%), 10/31/31 (a)	752	753
APi Group DE, Inc.
2026 Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 05/11/27 (a)	667	666
Arsenal AIC Parent LLC
2025 Term Loan B, 6.37%, (1 Month Term SOFR + 2.75%), 08/19/30 (a)	2,065	2,070
Artera Services, LLC
2024 Term Loan, 8.12%, (1 Month Term SOFR + 4.50%), 02/07/31 (a)	1,395	1,230
Arthur US Finco Inc.
Term Loan B, 8.95%, (3 Month Term SOFR + 5.25%), 11/08/30 (a)	717	643
Ascensus Group Holdings Inc.
2024 Term Loan B, 0.00%, (1 Month Term SOFR + 3.00%), 08/02/28 (a) (b)	470	458
Astro Acquisition, LLC
2026 Term Loan B, 6.10%, (1 Month Term SOFR + 2.50%), 08/30/32 (a)	1,124	1,124
2026 Term Loan B, 6.14%, (1 Month Term SOFR + 2.50%), 08/30/32 (a)	495	495
Aurora Lux Finco S.a r.l.
2025 Term Loan B, 8.95%, (3 Month Term SOFR + 5.25%), 09/05/32 (a)	841	746
Azuria Water Solutions, Inc.
2026 Delayed Draw Term Loan, 6.42%, (1 Month Term SOFR + 2.75%), 04/25/33 (a)	28	28
2026 Term Loan B, 8.50%, (3 Month Term SOFR + 2.75%), 04/25/33 (a)	1,809	1,803
Barnes Group Inc.
2025 Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 12/11/31 (a)	1,615	1,613
BCPE Empire Holdings, Inc.
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 12/26/30 (a) (b)	465	458
2025 Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 12/26/30 (a)	1,301	1,282
2026 10th Amendment Term Loan, 7.12%, (1 Month Term SOFR + 3.50%), 12/29/32 (a)	1,726	1,703
BCPE HIPH Parent, Inc.
2026 Delayed Draw Term Loan, 0.00%, (SOFR + 4.00%), 07/05/33 (a) (b)	26	26
2026 Term Loan, 0.00%, (SOFR + 4.00%), 07/05/33 (a) (b)	244	244
Beach Acquisition Bidco LLC
USD Term Loan B, 6.38%, (1 Month Term SOFR + 2.75%), 06/25/32 (a)	1,920	1,928
BioMarin Pharmaceutical Inc.
Term Loan B, 5.43%, (6 Month Term SOFR + 1.75%), 01/28/33 (a)	445	445
Bleriot US Bidco Inc.
2023 Term Loan B, 5.95%, (3 Month Term SOFR + 2.25%), 10/31/28 (a)	265	264
BrightView Landscapes, LLC
2026 Term Loan B, 5.64%, (SOFR + 2.00%), 06/11/33 (a)	1,020	1,014
Calpine Construction Finance Company, L.P.
2025 Repriced Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 07/31/30 (a)	2,064	2,061
Cast and Crew Payroll, LLC
2021 Incremental Term Loan, 7.41%, (3 Month Term SOFR + 3.75%), 12/30/28 (a)	870	325
CD&R Hydra Buyer Inc.
2024 Term Loan B, 7.72%, (1 Month Term SOFR + 4.00%), 03/15/31 (a)	1,674	1,674
Chart Industries, Inc.
2024 Term Loan B, 6.18%, (3 Month Term SOFR + 2.50%), 03/15/30 (a)	574	573
CHG Healthcare Services Inc.
2026 Term Loan B, 6.66%, (1 Month Term SOFR + 3.00%), 05/11/27 (a)	750	750
Chromalloy Corporation
2024 Term Loan B, 6.93%, (3 Month Term SOFR + 3.25%), 03/21/31 (a)	374	375
Clear Channel Outdoor Holdings, Inc.
2024 Term Loan, 7.73%, (1 Month Term SOFR + 4.00%), 08/20/28 (a)	2,888	2,886
Clydesdale Acquisition Holdings, Inc.
Term Loan B, 6.80%, (1 Month Term SOFR + 3.17%), 03/30/29 (a)	4,731	4,642
2025 Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 03/27/32 (a)	2,835	2,722
Columbus McKinnon Corporation
2026 Term Loan B, 7.20%, (3 Month Term SOFR + 3.50%), 01/21/33 (a)	1,958	1,952
Congruex Group LLC
Term Loan, 9.60%, (3 Month Term SOFR + 5.75%), 04/26/29 (a)	211	127
Constant Contact Inc.
Term Loan, 0.00%, (3 Month Term SOFR + 4.00%), 02/10/28 (a) (b)	1,122	1,087
Term Loan, 7.93%, (3 Month Term SOFR + 4.00%), 02/10/28 (a)	1,342	1,300
Construction Partners, Inc.
2026 Term Loan B, 0.00%, (Prime + 1.00%), 11/03/31 (a) (b)	210	210
2026 Term Loan B, 5.64%, (1 Month Term SOFR + 2.00%), 11/03/31 (a)	350	350

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Core & Main LP
2024 Term Loan D, 0.00%, (SOFR + 2.00%), 07/27/28 (a) (b)	573	573
2024 Term Loan E, 5.66%, (1 Month Term SOFR + 2.00%), 02/09/31 (a)	210	210
2026 Term Loan B, 0.00%, (SOFR + 1.75%), 06/25/33 (a) (b)	320	319
Cornerstone Building Brands, Inc.
2021 Term Loan B, 7.01%, (3 Month Term SOFR + 3.25%), 04/12/28 (a)	1,300	789
2022 Term Loan, 9.29%, (3 Month Term SOFR + 5.63%), 08/01/28 (a)	88	50
2024 Term Loan B, 8.16%, (3 Month Term SOFR + 4.50%), 05/05/31 (a)	253	129
Corpay Technologies Operating Company LLC
2025 Term Loan B, 5.37%, (1 Month Term SOFR + 1.38%), 10/03/32 (a)	522	521
Corporation Service Company
Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 08/10/29 (a)	491	488
CPI Holdco B LLC
2025 Add-on Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 05/19/31 (a)	1,934	1,925
Crown Equipment Corporation
2025 1st Lien Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 10/10/31 (a)	296	297
Crown Subsea Communications Holding, Inc.
2026 Term Loan B, 6.62%, (1 Month Term SOFR + 3.00%), 01/30/31 (a)	2,711	2,718
Darktrace PLC
1st Lien Term Loan, 6.93%, (3 Month Term SOFR + 3.25%), 07/02/31 (a)	1,207	1,098
2nd Lien Term Loan, 8.93%, (3 Month Term SOFR + 5.25%), 07/02/32 (a)	250	227
Deep Blue Operating I LLC
Term Loan, 5.90%, (3 Month Term SOFR + 2.25%), 09/17/32 (a)	2,207	2,211
Delta TopCo, Inc.
2025 Term Loan B, 6.40%, (3 Month Term SOFR + 2.75%), 11/30/29 (a)	5,313	5,018
DG Investment Intermediate Holdings 2, Inc.
2025 Term Loan, 6.87%, (1 Month Term SOFR + 3.25%), 07/01/32 (a)	842	843
2025 2nd Lien Term Loan, 9.12%, (1 Month Term SOFR + 5.50%), 07/24/33 (a) (c)	120	121
Disco Parent, Inc.
2025 Term Loan B, 6.67%, (3 Month Term SOFR + 3.00%), 08/01/32 (a)	383	373
Dycom Investments Inc
2026 Term Loan B, 5.40%, (3 Month Term SOFR + 1.75%), 01/20/33 (a)	370	370
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 5.62%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	532	533
2024 1st Lien Term Loan B2, 5.62%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	202	203
Echo Global Logistics, Inc.
Term Loan, 7.47%, (1 Month Term SOFR + 3.75%), 11/09/28 (a)	1,091	1,053
Edelman Financial Center, LLC
2026 Term Loan B, 7.62%, (1 Month Term SOFR + 4.00%), 11/30/31 (a)	1,516	1,519
Eisner Advisory Group LLC
2024 Term Loan B, 7.62%, (1 Month Term SOFR + 4.00%), 02/24/31 (a)	1,275	1,250
EMG Utica, LLC
2025 Term Loan B, 7.20%, (3 Month Term SOFR + 3.50%), 10/24/29 (a)	341	342
Employbridge Holding Company
2025 First Out Term Loan, 9.20%, (3 Month Term SOFR + 5.50%), 01/19/30 (a)	768	516
EMRLD Borrower LP
Term Loan B, 5.92%, (3 Month Term SOFR + 2.25%), 05/04/30 (a)	99	99
2024 Term Loan B, 5.95%, (3 Month Term SOFR + 2.25%), 06/18/31 (a)	1,445	1,443
Ensemble RCM, LLC
2026 Term Loan B, 6.66%, (3 Month Term SOFR + 3.00%), 01/28/33 (a)	4,798	4,778
Esdec Solar Group B.V.
Term Loan B, 8.96%, (3 Month Term SOFR + 5.00%), 08/23/28 (a)	417	211
Evergreen Acqco 1 LP
2025 Term Loan B, 0.00%, (SOFR + 2.50%), 09/17/32 (a) (b)	408	408
Filtration Group Corporation
2025 USD Term Loan, 6.12%, (1 Month Term SOFR + 2.50%), 10/21/28 (a)	1,031	1,031
Focus Financial Partners, LLC
2025 Incremental Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 09/15/31 (a)	4,347	4,237
Formulations Parent Corporation
2025 Term Loan B, 0.00%, (SOFR + 4.00%), 04/09/32 (a) (b)	2,849	2,849
Fortress Intermediate 3, Inc.
2025 Term Loan B, 6.62%, (1 Month Term SOFR + 3.00%), 06/27/31 (a)	1,873	1,858
Gaia Purchaser Inc
Term Loan B, 0.00%, (SOFR + 4.00%), 06/24/33 (a) (b)	868	867
Garda World Security Corporation
2026 Term Loan B, 6.42%, (3 Month Term SOFR + 2.75%), 02/01/29 (a)	1,244	1,240
Genesee & Wyoming Inc.
2024 Term Loan, 5.45%, (3 Month Term SOFR + 1.75%), 03/27/31 (a)	699	695
Genmab AS
2026 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 12/10/32 (a)	963	961
Genuine Financial Holdings, LLC
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 09/27/30 (a) (b)	290	280
GFL Environmental Inc.
2025 Term Loan B, 6.16%, (3 Month Term SOFR + 2.50%), 02/04/32 (a)	1,152	1,152
Global Medical Response, Inc.
2025 Term Loan B, 6.89%, (1 Month Term SOFR + 3.25%), 10/02/28 (a)	3,707	3,715
Gloves Buyer, Inc.
2025 Term Loan, 7.62%, (1 Month Term SOFR + 4.00%), 01/16/32 (a)	2,506	2,511
Grant Thornton Advisors LLC
2025 Term Loan B, 6.37%, (1 Month Term SOFR + 2.75%), 05/30/31 (a)	1,387	1,317
Green Infrastructure Partners Inc.
USD Term Loan B, 6.45%, (3 Month Term SOFR + 2.75%), 09/18/32 (a)	906	905
Griffon Corporation
2024 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 01/24/29 (a)	283	282
Groupe Solmax Inc.
Term Loan, 8.48%, (1 Month Term SOFR + 4.75%), 06/28/28 (a)	667	613
Term Loan, 8.71%, (3 Month Term SOFR + 4.75%), 06/28/28 (a)	772	709
GSM Holdings, Inc.
2024 Term Loan B, 0.00%, (SOFR + 5.00%), 09/30/31 (a) (b)	6,142	6,142
GTCR Everest Borrower, LLC
2026 Term Loan B, 6.20%, (3 Month Term SOFR + 2.50%), 09/05/31 (a)	3,544	3,526
Harbourvest Partners, LLC
2025 Repriced Term Loan B, 5.70%, (3 Month Term SOFR + 2.00%), 04/22/30 (a)	439	437
Heritage Environmental Services, Inc.
2026 Term Loan B, 6.68%, (3 Month Term SOFR + 3.00%), 03/20/33 (a)	290	291
HighTower Holdings LLC
2025 1st Lien Term Loan B, 0.00%, (3 Month Term SOFR + 2.75%), 02/03/32 (a) (b)	274	271
2026 Delayed Draw Term Loan, 0.00%, (SOFR + 2.75%), 02/03/32 (a) (b)	91	90
2025 1st Lien Term Loan B, 6.41%, (3 Month Term SOFR + 2.75%), 02/03/32 (a)	796	789

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Hilcorp Energy I L.P.
Term Loan B, 5.39%, (1 Month Term SOFR + 1.75%), 02/05/30 (a)	1,570	1,568
Horizon US Finco LP
Term Loan B, 8.41%, (3 Month Term SOFR + 4.75%), 12/16/31 (a)	781	729
ICON Luxembourg S.a r.l.
2024 LUX Term Loan B, 5.70%, (3 Month Term SOFR + 2.00%), 07/03/28 (a)	196	196
IVC Acquisition Ltd
2025 USD Repriced Term Loan B, 7.45%, (3 Month Term SOFR + 3.75%), 12/06/28 (a)	1,039	1,030
John Bean Technologies Corp
Term Loan, 5.37%, (1 Month Term SOFR + 1.75%), 01/02/32 (a)	146	146
Johnstone Supply LLC
2026 Term Loan B, 5.87%, (1 Month Term SOFR + 2.25%), 06/09/31 (a)	477	476
Jupiter Borrower Inc.
Fungible Add on Term Loan B, 0.00%, (SOFR + 2.75%), 03/25/33 (a) (b)	175	175
Term Loan B, 0.00%, (SOFR + 2.75%), 03/25/33 (a) (b)	1,110	1,108
Jupiter Buyer, Inc.
2024 Term Loan B, 7.70%, (3 Month Term SOFR + 4.00%), 10/10/31 (a)	699	700
Kaman Corporation
2025 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 2.50%), 01/30/32 (a) (b)	96	95
2025 Term Loan B, 5.95%, (3 Month Term SOFR + 2.25%), 01/30/32 (a)	825	823
Karman Holdings LLC
2026 Term Loan B, 6.46%, (3 Month Term SOFR + 2.75%), 04/01/32 (a)	1,249	1,253
Kenan Advantage Group, Inc.
2024 Term Loan B4, 6.87%, (1 Month Term SOFR + 3.25%), 01/25/29 (a)	1,774	1,776
KNS Acquisition Corp.
2024 Term Loan A, 8.96%, (3 Month Term SOFR + 5.00%), 04/19/30 (a)	340	339
2024 Term Loan B, 10.21%, (3 Month Term SOFR + 6.25%), 10/19/30 (a)	325	293
Kohler Energy Co LLC
2026 USD Term Loan B, 6.70%, (3 Month Term SOFR + 3.00%), 05/01/31 (a)	2,951	2,953
KUEHG Corp.
2025 Term Loan, 0.00%, (3 Month Term SOFR + 2.75%), 06/12/30 (a) (b)	425	409
LBM Acquisition LLC
2024 Incremental Term Loan B, 7.50%, (1 Month Term SOFR + 3.75%), 06/06/31 (a)	740	619
2025 Incremental Term Loan, 8.65%, (1 Month Term SOFR + 5.00%), 06/06/31 (a)	253	225
LC AHAB US Bidco LLC
Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 04/14/31 (a)	374	373
Madison IAQ LLC
2026 Term Loan B, 5.47%, (6 Month Term SOFR + 1.75%), 05/06/32 (a)	2,899	2,891
Madison Safety & Flow LLC
2025 1st Lien Term Loan B, 6.11%, (Prime + 1.50%), 09/26/31 (a)	2,781	2,781
MajorDrive Holdings IV LLC
Term Loan B, 0.00%, (3 Month Term SOFR + 4.00%), 05/12/28 (a) (b)	2,858	2,737
Term Loan B, 7.96%, (3 Month Term SOFR + 4.00%), 05/12/28 (a)	532	509
2022 Incremental Term Loan B, 0.00%, (SOFR + 5.50%), 06/01/29 (a) (b)	599	572
Maximus, Inc.
2024 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 05/21/31 (a)	351	349
Modena Buyer LLC
Term Loan, 7.91%, (3 Month Term SOFR + 4.25%), 04/03/31 (a)	2,355	2,170
Modern Aviation FBO Holdings LLC
Term Loan B, 0.00%, (SOFR + 3.00%), 05/18/33 (a) (b)	110	110
MRP Buyer LLC
Delayed Draw Term Loan, 6.94%, (3 Month Term SOFR + 3.25%), 05/22/32 (a)	24	24
Delayed Draw Term Loan, 6.95%, (3 Month Term SOFR + 3.25%), 05/22/32 (a)	36	36
Term Loan, 6.95%, (3 Month Term SOFR + 3.25%), 05/22/32 (a)	464	465
Neptune BidCo US Inc.
2026 USD Term Loan B, 0.00%, (3 Month Term SOFR + 5.00%), 01/28/33 (a) (b)	465	461
2026 USD Term Loan B, 8.77%, (3 Month Term SOFR + 5.00%), 01/28/33 (a)	3,950	3,914
Nielsen Consumer Inc.
2025 USD 1st Lien Term Loan, 5.87%, (1 Month Term SOFR + 2.25%), 10/04/30 (a)	669	660
NTI Buyer LLC
Term Loan, 0.00%, (SOFR + 4.25%), 06/11/33 (a) (b) (c)	320	317
Nuvei Corporation
2025 Repriced Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 11/17/31 (a)	1,180	1,146
OMNIA Partners LLC
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 2.75%), 07/25/30 (a) (b)	1,058	1,059
2024 Term Loan B, 6.42%, (3 Month Term SOFR + 2.75%), 07/25/30 (a)	949	950
OneSky Flight, LLC
2026 Term Loan B, 6.39%, (1 Month Term SOFR + 2.75%), 02/04/33 (a)	1,532	1,536
Opal Bidco SAS
2026 USD Term Loan B, 6.11%, (1 Month Term SOFR + 2.50%), 04/28/32 (a)	2,226	2,223
Optiv Security, Inc.
2023 Term Loan, 0.00%, (3 Month Term SOFR + 5.25%), 08/17/26 (a) (b)	170	114
2023 Term Loan, 8.92%, (3 Month Term SOFR + 5.25%), 08/17/26 (a)	632	424
Orion US Finco Inc.
2nd Lien Term Loan, 0.00%, (3 Month Term SOFR + 5.50%), 07/29/33 (a) (b)	214	211
2nd Lien Term Loan, 9.17%, (3 Month Term SOFR + 5.50%), 07/29/33 (a)	385	379
Osaic Holdings, Inc.
2026 Term Loan B, 6.20%, (3 Month Term SOFR + 2.50%), 07/30/32 (a)	3,331	3,284
Osmose Utilities Services, Inc.
Term Loan, 6.98%, (1 Month Term SOFR + 3.25%), 06/18/28 (a)	1,133	1,126
Parexel International Corporation
2025 Repriced Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 12/09/31 (a)	2,712	2,712
Park River Holdings, Inc.
2025 Term Loan, 0.00%, (3 Month Term SOFR + 4.50%), 09/24/32 (a) (b)	328	327
2025 Term Loan, 8.19%, (3 Month Term SOFR + 4.50%), 09/24/32 (a)	709	707
Pelican Products, Inc.
2021 Term Loan, 0.00%, (SOFR + 4.00%), 11/16/28 (a) (b)	3,905	3,730
Phoenix Aviation Capital, LLC
Term Loan B, 6.91%, (3 Month Term SOFR + 3.25%), 10/09/30 (a)	2,486	2,463
PHRG Intermediate LLC
2025 Term Loan B, 7.70%, (3 Month Term SOFR + 4.00%), 02/13/32 (a)	951	944
Pinnacle Buyer LLC
Delayed Draw Term Loan, 0.00%, (SOFR + 2.50%), 09/11/32 (a) (b)	85	86
Term Loan, 6.18%, (3 Month Term SOFR + 2.50%), 09/11/32 (a)	1,925	1,928
Pitney Bowes Inc.
2025 Term Loan B, 7.45%, (3 Month Term SOFR + 3.75%), 01/31/32 (a)	1,067	1,065
PRA Health Sciences, Inc.
2024 US Term Loan B, 5.70%, (3 Month Term SOFR + 2.00%), 07/03/28 (a)	49	49

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Prime Security Services Borrower, LLC
2025 Incremental Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 03/08/32 (a)	1,985	1,953
PUG LLC
2024 Extended Term Loan B, 8.37%, (1 Month Term SOFR + 4.75%), 03/12/30 (a)	1,353	1,360
QuidelOrtho Corp
Term Loan A, 0.00%, (SOFR + 2.25%), 08/21/30 (a) (b)	331	321
Term Loan, 7.62%, (1 Month Term SOFR + 4.00%), 08/13/32 (a)	4,346	4,271
Quikrete Holdings, Inc.
2024 Term Loan B2, 5.87%, (1 Month Term SOFR + 2.25%), 03/18/29 (a)	2,965	2,965
2025 Term Loan B, 5.87%, (1 Month Term SOFR + 2.25%), 01/30/32 (a)	1,789	1,786
Qxo, Inc.
2025 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 04/30/32 (a)	186	186
Rand Parent, LLC
2025 Term Loan B, 6.70%, (3 Month Term SOFR + 3.00%), 03/18/30 (a)	1,787	1,781
Roper Industrial Products Investment Company LLC
2026 USD Term Loan B, 6.20%, (3 Month Term SOFR + 2.50%), 11/22/29 (a)	2,882	2,879
Ryan, LLC
2025 Term Loan, 0.00%, (SOFR + 3.50%), 11/05/32 (a) (b)	5,336	5,283
SGH2 LLC
2025 USD Term Loan B, 0.00%, (3 Month Term SOFR + 4.50%), 07/16/32 (a) (b)	110	110
2025 USD Term Loan B, 8.20%, (3 Month Term SOFR + 4.50%), 07/16/32 (a)	284	283
Shift4 Payments, LLC
Term Loan, 0.00%, (3 Month Term SOFR + 2.00%), 06/30/32 (a) (b)	175	174
2025 Repriced Term Loan B, 5.68%, (3 Month Term SOFR + 2.00%), 06/30/32 (a)	95	94
Signia Aerospace LLC
Term Loan, 6.20%, (SOFR + 2.50%), 12/11/31 (a)	550	550
Southern Veterinary Partners, LLC
2025 Term Loan B, 6.16%, (1 Month Term SOFR + 2.50%), 12/04/31 (a)	1,925	1,921
Spectris Plc
USD Term Loan, 6.45%, (3 Month Term SOFR + 2.75%), 09/26/32 (a)	605	606
Star Parent Inc.
Term Loan B, 7.70%, (3 Month Term SOFR + 4.00%), 09/19/30 (a)	2,425	2,427
Stonepeak Nile Parent LLC
2026 Term Loan B, 5.66%, (3 Month Term SOFR + 2.00%), 04/09/32 (a)	3,086	3,076
Student Transportation of America Holdings, Inc.
2025 Term Loan, 6.42%, (3 Month Term SOFR + 2.75%), 06/24/32 (a)	2,920	2,929
Summit Acquisition Inc.
2025 Add-on Term Loan, 0.00%, (SOFR + 3.50%), 10/16/31 (a) (b)	665	664
Superannuation and Investments US LLC
2026 Term Loan, 6.12%, (1 Month Term SOFR + 2.50%), 12/01/28 (a)	2,167	2,161
Tamko Building Products, LLC
2026 Incremental Term Loan, 0.00%, (3 Month Term SOFR + 3.00%), 09/17/30 (a) (b)	1,000	999
Tiger Acquisition, LLC
2025 Term Loan B, 6.15%, (1 Month Term SOFR + 2.50%), 08/14/32 (a)	452	453
TK Elevator Midco GmbH
2026 USD Term Loan B, 6.44%, (3 Month Term SOFR + 2.75%), 04/03/30 (a)	1,599	1,606
2025 USD Term Loan B, 6.38%, (6 Month Term SOFR + 2.75%), 04/30/30 (a)	3,135	3,146
TKC Holdings, Inc.
2026 Term Loan, 0.00%, (1 Month Term SOFR + 4.50%), 08/17/30 (a) (b)	1,498	1,491
2026 Term Loan, 8.14%, (1 Month Term SOFR + 4.50%), 08/17/30 (a)	1,995	1,985
TransDigm, Inc.
2023 Term Loan J, 6.12%, (1 Month Term SOFR + 2.50%), 02/28/31 (a)	3,917	3,917
2025 Term Loan M, 0.00%, (1 Month Term SOFR + 2.50%), 08/13/32 (a) (b)	1,636	1,636
2025 Term Loan M, 6.12%, (1 Month Term SOFR + 2.50%), 08/13/32 (a)	4,030	4,030
2024 Term Loan L, 6.12%, (1 Month Term SOFR + 2.50%), 09/05/32 (a)	488	488
2026 Term Loan N, 0.00%, (1 Month Term SOFR + 2.50%), 02/13/33 (a) (b)	1,064	1,064
2026 Term Loan N, 6.12%, (1 Month Term SOFR + 2.50%), 02/13/33 (a)	820	820
Traverse Midstream Partners LLC
2026 Term Loan B, 0.00%, (SOFR + 2.25%), 04/21/33 (a) (b)	2,182	2,179
Trilon Group, LLC
2026 Term Loan, 7.12%, (1 Month Term SOFR + 3.50%), 06/04/33 (a)	455	454
United Airlines, Inc.
2026 Term Loan B, 5.40%, (1 Month Term SOFR + 1.75%), 02/22/31 (a)	3,005	2,995
US Fertility Enterprises LLC
2025 Delayed Draw Term Loan, 0.00%, (SOFR + 3.50%), 12/11/32 (a) (b)	13	13
2025 Term Loan, 6.90%, (1 Month Term SOFR + 3.50%), 12/11/32 (a)	234	235
2025 Term Loan, 7.15%, (1 Month Term SOFR + 3.25%), 12/11/32 (a)	22	22
Van Pool Transportation LLC
2026 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 3.25%), 08/06/30 (a) (b)	4	4
2026 Term Loan, 6.45%, (3 Month Term SOFR + 2.75%), 08/06/30 (a)	248	248
2026 Delayed Draw Term Loan, 6.99%, (3 Month Term SOFR + 3.25%), 08/06/30 (a)	8	8
Vericast Corp.
2024 Extended Term Loan, 11.50%, (6 Month Term SOFR + 7.75%), 06/15/30 (a)	501	497
Veritiv Corporation
Term Loan B, 0.00%, (3 Month Term SOFR + 4.00%), 11/30/30 (a) (b)	1,300	1,226
Term Loan B, 7.70%, (3 Month Term SOFR + 4.00%), 11/30/30 (a)	995	939
VistaJet Malta Finance P.L.C.
2025 Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 03/27/31 (a) (b)	672	674
2025 Term Loan B, 7.44%, (3 Month Term SOFR + 3.75%), 03/27/31 (a)	964	967
VSE Corp
Term Loan B, 5.61%, (1 Month Term SOFR + 2.00%), 03/17/33 (a)	440	440
VT Topco, Inc.
2024 1st Lien Term Loan B, 0.00%, (1 Month Term SOFR + 3.00%), 08/12/30 (a) (b)	3,741	3,665
WEC US Holdings Ltd.
2024 Term Loan, 5.62%, (1 Month Term SOFR + 2.00%), 01/20/31 (a)	2,398	2,395
WestJet Loyalty LP
Term Loan B, 6.45%, (3 Month Term SOFR + 2.75%), 02/01/31 (a)	1,221	1,181
White Cap Buyer LLC
2024 Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 10/19/29 (a)	2,188	2,182
2026 Incremental Term Loan B, 7.12%, (1 Month Term SOFR + 3.50%), 02/04/33 (a)	960	955
		277,529
Information Technology 14.9%
Ahead DB Holdings, LLC
2024 Term Loan B4, 6.20%, (3 Month Term SOFR + 2.50%), 01/24/31 (a)	4,958	4,869
Applied Systems, Inc.
2024 1st Lien Term Loan, 5.95%, (3 Month Term SOFR + 2.25%), 02/07/31 (a)	3,331	3,269
2024 2nd Lien Term Loan, 0.00%, (3 Month Term SOFR + 4.50%), 02/07/32 (a) (b)	903	889
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Arches Buyer Inc.
2021 Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 12/06/27 (a) (b)	3,694	3,679
Ascend Learning, LLC
2025 Repriced Term Loan B, 6.62%, (1 Month Term SOFR + 3.00%), 12/11/28 (a)	2,228	2,170
Athenahealth Group, Inc.
2022 Term Loan B, 0.00%, (1 Month Term SOFR + 2.75%), 01/27/29 (a) (b)	275	274
2026 Term Loan B, 0.00%, (SOFR + 3.25%), 02/15/32 (a) (b)	2,716	2,685
2026 Term Loan B, 6.86%, (SOFR + 3.25%), 02/15/32 (a)	3,934	3,888
BCPE Pequod Buyer Inc.
USD Term Loan B, 6.37%, (1 Month Term SOFR + 2.75%), 09/19/31 (a)	3,176	3,077
Bending Spoons US Inc.
USD Term Loan B, 0.00%, (1 Month Term SOFR + 5.88%), 02/19/31 (a) (b)	285	280
Bingo Holdings I LLC
Term Loan B, 8.45%, (3 Month Term SOFR + 4.75%), 06/11/32 (a)	1,393	1,391
Boxer Parent Company Inc.
2025 USD Term Loan B, 6.67%, (3 Month Term SOFR + 2.75%), 07/30/31 (a)	3,038	2,728
CACI International, Inc.
2026 Incremental Term Loan B2, 5.37%, (1 Month Term SOFR + 1.75%), 02/26/33 (a)	175	174
Calabrio, Inc.
2025 First Out Term Loan, 7.67%, (3 Month Term SOFR + 4.00%), 10/24/32 (a)	1,496	1,153
Chamberlain Group Inc.
2025 Term Loan B, 6.62%, (1 Month Term SOFR + 2.75%), 07/22/32 (a)	770	770
Cloud Software Group, Inc.
2025 Term Loan B (2031), 6.95%, (3 Month Term SOFR + 3.25%), 03/24/31 (a)	3,492	3,050
2025 Term Loan B (2032), 6.95%, (3 Month Term SOFR + 3.25%), 08/07/32 (a)	2,282	1,968
CompoSecure Holdings LLC
Term Loan, 5.92%, (3 Month Term SOFR + 2.25%), 01/07/33 (a)	1,597	1,586
CoorsTek Inc.
Term Loan B, 6.67%, (3 Month Term SOFR + 3.00%), 10/10/32 (a) (c)	374	375
Coreweave Financing DDTL V LLC
Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 4.50%), 11/06/31 (a) (b)	1,595	1,626
Delayed Draw Term Loan, 8.05%, (3 Month Term SOFR + 4.50%), 11/06/31 (a)	752	767
Cyberswift US Finco, LLC
Term Loan B, 7.43%, (3 Month Term SOFR + 3.75%), 09/22/32 (a)	235	234
Dayforce, Inc.
2026 Term Loan, 6.66%, (3 Month Term SOFR + 3.00%), 10/07/32 (a)	4,360	3,961
DCert Buyer, Inc.
2021 2nd Lien Term Loan, 10.62%, (1 Month Term SOFR + 7.00%), 02/16/29 (a)	250	207
Delta TopCo, Inc.
2024 2nd Lien Term Loan, 0.00%, (SOFR + 5.25%), 11/29/30 (a) (b)	1,802	1,638
ECL Entertainment, LLC
2025 Term Loan B, 6.62%, (1 Month Term SOFR + 3.00%), 08/30/30 (a)	290	289
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, 0.00%, (1 Month Term SOFR + 2.50%), 10/29/29 (a) (b)	990	953
2024 1st Lien Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 10/29/29 (a)	1,546	1,489
2024 2nd Lien Term Loan, 0.00%, (1 Month Term SOFR + 4.75%), 11/14/32 (a) (b)	501	482
Epicor Software Corporation
2024 Term Loan F, 6.37%, (1 Month Term SOFR + 2.75%), 05/23/31 (a)	4,057	3,870
Gainwell Acquisition Corp.
Term Loan B, 7.80%, (3 Month Term SOFR + 4.00%), 08/17/27 (a)	1,412	1,390
Gen Digital Inc.
2024 Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 01/28/29 (a)	1,860	1,836
Genesys Cloud Services Holdings II LLC
2025 USD Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 01/23/32 (a)	2,533	2,421
Go Daddy Operating Company, LLC
2024 Term Loan B7, 5.37%, (1 Month Term SOFR + 1.75%), 05/21/31 (a)	1,136	1,107
GoodRx, Inc.
2024 USD Term Loan B, 7.37%, (1 Month Term SOFR + 3.75%), 06/27/29 (a)	1,246	1,187
Imprivata, Inc
2026 Term Loan B, 0.00%, (SOFR + 3.75%), 12/03/29 (a) (b)	335	335
ION Platform Finance US, Inc.
USD Term Loan, 7.45%, (3 Month Term SOFR + 3.75%), 09/30/32 (a)	1,213	860
Kaseya Inc.
2025 1st Lien Term Loan B, 6.91%, (3 Month Term SOFR + 3.25%), 03/05/32 (a)	1,884	1,449
2025 2nd Lien Term Loan B, 8.66%, (3 Month Term SOFR + 5.00%), 03/07/33 (a)	800	481
KnowBe4, Inc.
2025 Term Loan, 7.41%, (3 Month Term SOFR + 3.75%), 07/21/32 (a)	1,050	814
McAfee, LLC
2024 USD 1st Lien Term Loan B, 6.62%, (1 Month Term SOFR + 3.00%), 03/01/29 (a)	1,570	1,389
MH Sub I, LLC
2023 Term Loan, 7.87%, (1 Month Term SOFR + 4.25%), 04/13/28 (a)	2,254	2,188
2021 2nd Lien Term Loan, 9.87%, (1 Month Term SOFR + 6.25%), 02/12/29 (a)	60	56
2024 Term Loan B4, 7.87%, (1 Month Term SOFR + 4.25%), 12/11/31 (a)	5,410	4,675
Mitchell International, Inc.
2026 Add-on Term Loan, 6.62%, (1 Month Term SOFR + 3.00%), 06/27/31 (a)	940	893
MKS Instruments, Inc.
2026 USD Term Loan B, 5.36%, (1 Month Term SOFR + 1.75%), 01/27/33 (a)	262	263
MPH Acquisition Holdings LLC
2025 Second Out Term Loan, 8.26%, (3 Month Term SOFR + 4.60%), 12/31/30 (a)	2,985	2,614
MV Holding GmbH
2025 USD Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 02/19/32 (a)	297	297
NCR Atleos LLC
2025 Term Loan B, 6.67%, (3 Month Term SOFR + 3.00%), 04/16/29 (a)	316	315
Open Text Corporation
2023 Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 01/31/30 (a)	1,842	1,802
Peraton Corp.
Term Loan B, 7.51%, (3 Month Term SOFR + 3.75%), 02/22/28 (a)	5,318	4,787
2nd Lien Term Loan B1, 0.00%, (3 Month Term SOFR + 7.75%), 02/01/29 (a) (b)	60	40
2nd Lien Term Loan B1, 11.52%, (3 Month Term SOFR + 7.75%), 02/01/29 (a)	235	157
Ping Identity Corporation
2025 Term Loan, 6.38%, (1 Month Term SOFR + 2.75%), 10/31/32 (a)	445	433
Playtika Holding Corp
2021 Term Loan B1, 0.00%, (SOFR + 2.75%), 03/11/28 (a) (b)	2,178	2,110
PointClickCare Technologies, Inc.
2025 Term Loan B, 0.00%, (3 Month Term SOFR + 2.75%), 11/03/31 (a) (b)	380	378
2025 Term Loan B, 6.41%, (3 Month Term SOFR + 2.75%), 11/03/31 (a)	1,381	1,374
Polaris Newco LLC
USD Term Loan B, 7.93%, (3 Month Term SOFR + 4.00%), 06/03/28 (a)	4,467	3,864
Priority Holdings, LLC
2025 Term Loan B, 7.37%, (1 Month Term SOFR + 3.75%), 07/22/32 (a)	227	223

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B, 0.00%, (3 Month Term SOFR + 3.25%), 10/28/30 (a) (b)	997	718
2024 1st Lien Term Loan B, 6.95%, (3 Month Term SOFR + 3.25%), 10/28/30 (a)	1,075	774
2025 2nd Lien Incremental Term Loan, 8.70%, (3 Month Term SOFR + 5.00%), 11/22/32 (a)	430	234
Project Boost Purchaser LLC
2025 Refinancing Term Loan, 6.45%, (3 Month Term SOFR + 2.75%), 07/02/31 (a)	562	546
Proofpoint, Inc.
2025 Repriced Term Loan, 0.00%, (3 Month Term SOFR + 3.00%), 08/31/28 (a) (b)	310	299
2025 Repriced Term Loan, 6.70%, (3 Month Term SOFR + 3.00%), 08/31/28 (a)	3,854	3,714
Qnity Electronics, Inc.
Term Loan B, 5.67%, (3 Month Term SOFR + 2.00%), 08/11/32 (a)	3,273	3,277
Rackspace Finance, LLC
2024 First Lien Second Out Term Loan, 6.50%, (1 Month Term SOFR + 2.75%), 03/15/28 (a)	1,209	1,094
2024 First Lien First Out Term Loan, 10.00%, (1 Month Term SOFR + 6.25%), 05/15/28 (a)	187	190
RealPage, Inc.
2024 Incremental Term Loan, 7.45%, (3 Month Term SOFR + 3.75%), 04/24/28 (a)	1,393	1,307
Red Planet Borrower, LLC
2025 Term Loan B, 7.62%, (1 Month Term SOFR + 3.75%), 08/07/32 (a)	1,247	1,245
Relativity ODA LLC
2026 Term Loan B, 6.37%, (1 Month Term SOFR + 2.75%), 01/15/33 (a)	1,243	1,213
Renaissance Holding Corp.
2024 1st Lien Term Loan, 0.00%, (3 Month Term SOFR + 4.00%), 04/05/30 (a) (b)	2,051	1,618
2024 1st Lien Term Loan, 7.66%, (3 Month Term SOFR + 4.00%), 04/05/30 (a)	1,823	1,438
Resilience Parent LLC
1st Lien Term Loan, 6.13%, (6 Month Term SOFR + 2.50%), 01/21/33 (a)	765	763
Rocket Software, Inc.
2023 USD Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 11/28/28 (a) (b)	748	709
2023 USD Term Loan B, 7.37%, (1 Month Term SOFR + 3.75%), 11/28/28 (a)	877	832
SolarWinds Holdings, Inc.
2025 Term Loan, 0.00%, (SOFR + 4.00%), 03/12/32 (a) (b)	1,500	1,250
SonarSource Financing LLC
Term Loan, 8.18%, (3 Month Term SOFR + 4.50%), 12/17/30 (a)	422	390
Sovos Compliance, LLC
2025 Repriced Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 08/13/29 (a)	818	765
SS&C Technologies Inc.
2024 Term Loan B8, 5.62%, (1 Month Term SOFR + 2.00%), 05/09/31 (a)	3,064	3,057
Surf Holdings, LLC
Term Loan, 0.00%, (SOFR + 3.50%), 03/05/27 (a) (b)	295	273
TCP Sunbelt Acquisition Co.
2024 Term Loan B, 7.92%, (3 Month Term SOFR + 4.25%), 10/11/31 (a)	404	403
TTM Technologies, Inc.
2026 Term Loan, 5.87%, (1 Month Term SOFR + 1.75%), 05/30/30 (a)	390	390
UKG Inc.
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 2.25%), 01/30/31 (a) (b)	562	528
2024 Term Loan B, 5.91%, (3 Month Term SOFR + 2.25%), 01/30/31 (a)	7,728	7,263
VCI Asset Holdings 3 LLC
Fixed Term Loan, 6.87%, 04/24/31	621	629
VS Buyer, LLC
2025 Term Loan B, 5.91%, (3 Month Term SOFR + 2.25%), 04/12/31 (a)	2,247	2,153
World Wide Technology Holding Co. LLC
2025 Repriced Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 03/01/30 (a)	2,129	2,117
Zelis Payments Buyer, Inc.
Term Loan B, 6.37%, (1 Month Term SOFR + 2.75%), 09/28/29 (a)	2,657	2,590
5th Amendment Term Loan, 6.87%, (1 Month Term SOFR + 3.25%), 10/24/31 (a)	2,302	2,244
		137,552
Financials 11.4%
Acrisure, LLC
2024 1st Lien Term Loan B6, 0.00%, (1 Month Term SOFR + 3.00%), 11/06/30 (a) (b)	70	63
2024 1st Lien Term Loan B6, 6.62%, (1 Month Term SOFR + 3.00%), 11/06/30 (a)	7,766	7,009
2025 Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 06/07/32 (a)	2,034	1,833
Albion Financing 3 S.a r.l.
2025 USD Term Loan, 6.63%, (3 Month Term SOFR + 3.00%), 05/21/31 (a)	2,051	2,052
Alera Group, Inc.
2026 Term Loan B, 0.00%, (1 Month Term SOFR + 2.75%), 05/30/32 (a) (b)	285	270
2026 Term Loan B, 6.37%, (1 Month Term SOFR + 2.75%), 05/30/32 (a)	2,824	2,678
2025 2nd Lien Term Loan, 9.12%, (1 Month Term SOFR + 5.50%), 05/15/33 (a)	1,686	1,600
Alliant Holdings Intermediate, LLC
2025 Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 09/19/31 (a)	2,431	2,397
AmWINS Group, Inc.
2026 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 01/30/32 (a)	758	740
Ardonagh Midco 3 PLC
2024 USD Term Loan B, 0.00%, (3 Month Term SOFR + 3.00%), 02/28/31 (a) (b)	1,833	1,770
Aretec Group, Inc.
2025 Repriced Term Loan, 6.62%, (1 Month Term SOFR + 3.00%), 08/09/30 (a)	1,129	1,125
Asurion LLC
2021 Second Lien Term Loan B4, 9.03%, (3 Month Term SOFR + 5.25%), 01/15/29 (a)	1,570	1,550
2024 Term Loan B12, 7.87%, (3 Month Term SOFR + 4.25%), 09/12/30 (a)	4,726	4,664
2025 Term Loan B13, 7.91%, (3 Month Term SOFR + 4.25%), 09/19/30 (a)	497	492
2026 Term Loan B14, 7.41%, (3 Month Term SOFR + 3.75%), 02/13/33 (a)	2,671	2,521
Azorra Soar TLB Finance Ltd
2026 Term Loan B, 0.00%, (3 Month Term SOFR + 2.50%), 10/18/29 (a) (b)	10	10
2026 Term Loan B, 6.16%, (3 Month Term SOFR + 2.50%), 10/18/29 (a)	663	664
Baldwin Insurance Group Holdings LLC
2025 Term Loan B2, 0.00%, (1 Month Term SOFR + 2.50%), 05/27/31 (a) (b)	418	409
2025 Term Loan B2, 6.13%, (1 Month Term SOFR + 2.50%), 05/27/31 (a)	1,397	1,366
Blackhawk Network Holdings, Inc
2026 Term Loan B, 0.00%, (SOFR + 3.50%), 03/12/29 (a) (b)	1,067	1,061
Boots Group Bidco Ltd
USD Term Loan, 6.92%, (3 Month Term SOFR + 3.25%), 07/22/32 (a)	333	334
Broadstreet Partners, Inc.
2024 Term Loan B4, 0.00%, (1 Month Term SOFR + 2.50%), 05/10/31 (a) (b)	475	458
2024 Term Loan B4, 6.12%, (1 Month Term SOFR + 2.50%), 05/10/31 (a)	738	711
CFC Bidco 2022 Ltd
Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 05/30/32 (a) (b)	2,573	2,410
Term Loan B, 7.18%, (3 Month Term SOFR + 3.50%), 05/30/32 (a)	389	364
Charlotte Buyer, Inc.
2025 Repriced Term Loan B, 7.87%, (1 Month Term SOFR + 4.25%), 02/11/28 (a)	1,144	1,142

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Citadel Securities LP
2026 Term Loan B, 5.66%, (3 Month Term SOFR + 2.00%), 10/31/33 (a)	2,070	2,065
Cotiviti Corporation
2024 Term Loan, 6.37%, (1 Month Term SOFR + 2.75%), 02/21/31 (a)	4,723	4,313
2024 Fixed Term Loan B, 7.63%, 02/21/31	980	914
Cross Financial Corp
2025 Term Loan B, 0.00%, (SOFR + 2.75%), 10/31/31 (a) (b)	2,469	2,358
Goosehead Insurance Holdings LLC
2025 Term Loan B, 6.64%, (1 Month Term SOFR + 3.00%), 01/08/32 (a)	1,065	1,049
Herc Holdings Inc.
2026 Term Loan B, 5.38%, (1 Month Term SOFR + 1.75%), 06/02/32 (a)	1,990	1,990
HUB International Limited
2025 Term Loan B, 5.92%, (3 Month Term SOFR + 2.25%), 06/20/30 (a)	5,286	5,277
Hudson River Trading LLC
2026 Repriced Term Loan B, 6.14%, (1 Month Term SOFR + 2.50%), 03/18/30 (a)	2,367	2,349
Hyperion Insurance Group Ltd.
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 2.75%), 04/18/30 (a) (b)	500	470
2025 Term Loan B, 6.37%, (1 Month Term SOFR + 2.75%), 04/18/30 (a)	1,492	1,404
IMC Financing LLC
Term Loan B, 6.65%, (1 Month Term SOFR + 3.00%), 06/02/32 (a)	2,005	2,002
Jane Street Group, LLC
2024 Term Loan B1, 5.67%, (3 Month Term SOFR + 2.00%), 12/10/31 (a)	6,164	6,102
Jones DesLauriers Insurance Management Inc.
2026 Repriced Term Loan B, 6.66%, (3 Month Term SOFR + 3.00%), 12/09/32 (a)	2,233	2,133
Jump Financial, LLC
2025 1st Lien Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 02/26/32 (a) (b)	800	799
2025 1st Lien Term Loan B, 7.20%, (3 Month Term SOFR + 3.50%), 02/26/32 (a)	2,201	2,198
Liberty Company Insurance Brokers LLC
Term Loan B, 0.00%, (SOFR + 3.75%), 10/15/32 (a) (b)	2,892	2,718
Lockton, Inc.
Term Loan B, 5.66%, (SOFR + 2.00%), 04/23/33 (a)	1,634	1,628
Mavis Tire Express Services Corp.
2026 Incremental Term Loan, 0.00%, (SOFR + 3.25%), 05/06/33 (a) (b)	1,362	1,359
NEXUS Buyer LLC
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 3.50%), 07/31/31 (a) (b)	5,470	5,262
2025 Term Loan B, 7.12%, (1 Month Term SOFR + 3.50%), 07/31/31 (a)	2,078	1,999
2025 Incremental Term Loan, 7.62%, (1 Month Term SOFR + 4.00%), 07/31/31 (a)	388	375
2025 2nd Lien Term Loan B, 0.00%, (1 Month Term SOFR + 5.75%), 01/30/32 (a) (b)	2,754	2,669
2025 2nd Lien Term Loan B, 9.37%, (1 Month Term SOFR + 5.75%), 01/30/32 (a)	290	281
Novae LLC
1st Lien Term Loan, 8.88%, (3 Month Term SOFR + 5.00%), 01/19/29 (a) (d)	346	270
OneDigital Borrower LLC
2025 Repriced Term Loan, 0.00%, (1 Month Term SOFR + 3.00%), 07/02/31 (a) (b)	1,652	1,598
Orion US Finco Inc.
1st Lien Term Loan, 0.00%, (3 Month Term SOFR + 3.50%), 05/21/32 (a) (b)	1,879	1,879
1st Lien Term Loan, 7.17%, (3 Month Term SOFR + 3.50%), 05/21/32 (a)	464	464
Ryan Specialty Group, LLC
2024 USD Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 09/11/31 (a)	2,440	2,433
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 02/16/28 (a)	2,174	2,145
St. George Warehousing & Trucking Co. of CA, Inc.
2026 Interim New Money DIP Delayed Draw Term Loan, 8.00%, (3 Month Term SOFR + 8.00%), 07/07/26 (a) (c)	306	321
2026 FLFO DIP Term Loan, 8.00%, (3 Month Term SOFR + 8.00%), 07/13/26 (a) (c)	305	293
2026 FLSO DIP Term Loan, 8.00%, (3 Month Term SOFR + 8.00%), 07/13/26 (a) (c)	24	—
2024 Second Out Term Loan, 0.00%, (3 Month Term SOFR + 7.50%), 10/03/29 (a) (b) (c)	906	7
2024 UnSub FLFO, 0.00%, (3 Month Term SOFR + 8.25%), 10/07/29 (a) (b) (c)	141	136
Trans Union, LLC
2024 Term Loan B8, 5.37%, (1 Month Term SOFR + 1.75%), 06/06/31 (a)	960	957
Truist Insurance Holdings LLC
2024 Term Loan B, 6.45%, (3 Month Term SOFR + 2.75%), 05/06/31 (a)	1,996	1,947
2nd Lien Term Loan, 0.00%, (SOFR + 4.75%), 05/06/32 (a) (b)	578	559
USI, Inc.
2024 Term Loan C, 5.95%, (3 Month Term SOFR + 2.25%), 09/27/30 (a)	107	106
Virtu Financial LLC
2025 Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 06/21/31 (a)	540	539
		105,061
Consumer Discretionary 10.3%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 5.37%, (1 Month Term SOFR + 1.75%), 09/23/30 (a)	3,876	3,867
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, 5.87%, (1 Month Term SOFR + 2.25%), 12/21/28 (a)	2,528	2,528
Adient US LLC
2024 Term Loan B2, 5.62%, (1 Month Term SOFR + 2.00%), 01/31/31 (a)	1,063	1,060
Allison Transmission, Inc.
2025 Incremental Term Loan B, 5.38%, (1 Month Term SOFR + 1.75%), 11/06/32 (a)	239	239
American Axle and Manufacturing, Inc.
2025 Incremental Term Loan C, 6.83%, (1 Month Term SOFR + 3.25%), 02/24/32 (a)	142	142
2025 Incremental Term Loan C, 6.92%, (3 Month Term SOFR + 3.25%), 02/24/32 (a)	219	218
American Trailer World Corp.
Term Loan B, 7.47%, (1 Month Term SOFR + 3.75%), 02/17/28 (a)	1,424	955
Apro, LLC
2024 Term Loan B, 7.37%, (1 Month Term SOFR + 3.75%), 06/26/31 (a)	669	669
Asplundh Tree Expert, LLC
2024 Incremental Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 05/09/31 (a)	441	440
Autokiniton US Holdings, Inc.
2024 Term Loan B, 7.73%, (1 Month Term SOFR + 4.00%), 04/06/28 (a)	1,721	1,713
Avis Budget Car Rental, LLC
2025 Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 07/10/32 (a)	327	325
BCPE Grill Parent
2023 Term Loan B, 0.00%, (SOFR + 4.75%), 09/30/30 (a) (b)	1,691	1,599
Belron Finance 2019 LLC
2026 Repriced Term Loan B, 5.66%, (3 Month Term SOFR + 2.00%), 10/16/31 (a)	2,763	2,759
Bombardier Recreational Products, Inc.
2023 Term Loan B3, 5.87%, (1 Month Term SOFR + 2.25%), 12/13/29 (a)	536	535
Caesars Entertainment Inc.
Term Loan B, 5.87%, (1 Month Term SOFR + 2.25%), 01/25/30 (a)	3,892	3,754
2024 Term Loan B1, 5.87%, (1 Month Term SOFR + 2.25%), 01/24/31 (a)	1,237	1,185
Champ Acquisition Corporation
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 3.25%), 11/08/31 (a) (b)	814	817

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Chewy, Inc.
Term Loan B, 5.45%, (3 Month Term SOFR + 1.75%), 06/23/33 (a)	2,463	2,460
Clarios Global LP
2024 USD Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 05/06/30 (a)	2,397	2,397
2026 USD Term Loan B, 6.10%, (1 Month Term SOFR + 2.50%), 01/28/32 (a)	1,845	1,845
CWGS Group, LLC
2021 Term Loan B, 6.23%, (1 Month Term SOFR + 2.50%), 05/25/28 (a)	750	713
Dave & Buster's, Inc.
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 3.25%), 06/29/29 (a) (b)	1,364	1,197
2024 Term Loan B, 6.92%, (3 Month Term SOFR + 3.25%), 06/29/29 (a)	597	524
2024 1st Lien Term Loan B, 0.00%, (3 Month Term SOFR + 3.25%), 09/26/31 (a) (b)	287	232
2024 1st Lien Term Loan B, 6.92%, (3 Month Term SOFR + 3.25%), 09/26/31 (a)	781	631
Dealer Tire Financial, LLC
2024 Term Loan B4, 0.00%, (SOFR + 3.00%), 07/02/31 (a) (b)	275	272
EG America LLC
2026 Term Loan B, 6.92%, (3 Month Term SOFR + 3.25%), 01/30/31 (a)	4,941	4,953
Fertitta Entertainment, LLC
2022 Term Loan B, 6.89%, (1 Month Term SOFR + 3.25%), 01/13/29 (a) (d)	6,103	6,094
Flynn Restaurant Group LP
2025 Incremental Term Loan, 7.37%, (1 Month Term SOFR + 3.75%), 01/17/32 (a)	1,144	1,131
Four Seasons Hotels Limited
2025 Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 09/22/32 (a)	87	88
Fugue Finance B.V.
2026 USD Term Loan B, 5.92%, (3 Month Term SOFR + 2.25%), 01/09/32 (a)	569	567
GEN II Fund Services LLC
2024 Term Loan B, 6.45%, (3 Month Term SOFR + 2.75%), 11/19/31 (a)	415	414
GVC Holdings (Gibraltar) Limited
2025 Term Loan B6 (2029), 5.95%, (3 Month Term SOFR + 2.25%), 10/31/29 (a)	2,795	2,790
2025 Term Loan B5 (2032), 5.95%, (3 Month Term SOFR + 2.25%), 07/30/32 (a)	496	496
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 5.87%, (1 Month Term SOFR + 2.25%), 06/05/31 (a)	373	372
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 05/20/28 (a)	612	612
2024 Incremental Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 01/10/31 (a)	2,303	2,296
HNI Corp
2026 Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 12/10/32 (a)	269	269
Hunter Douglas Inc.
2025 USD Term Loan B, 6.70%, (3 Month Term SOFR + 3.00%), 01/14/32 (a)	780	778
IRB Holding Corp
2025 Term Loan B, 6.11%, (1 Month Term SOFR + 2.50%), 12/15/30 (a)	2,158	2,157
J&J Ventures Gaming, LLC
2025 Repriced Term Loan B, 7.12%, (1 Month Term SOFR + 3.50%), 04/26/30 (a)	2,739	2,724
Life Time Fitness Inc.
2025 Term Loan, 5.61%, (1 Month Term SOFR + 2.00%), 11/05/31 (a)	607	607
Lippert Colipper
2025 Term Loan B, 5.87%, (1 Month Term SOFR + 2.25%), 03/25/32 (a)	311	310
Michaels Companies, Inc., The
2026 Term Loan B, 0.00%, (3 Month Term SOFR + 5.00%), 03/02/33 (a) (b)	650	646
Open Text Corporation
2023 Term Loan B, 0.00%, (SOFR + 5.00%), 03/11/28 (a) (b)	375	374
Openlane, Inc.
Term Loan B, 6.15%, (3 Month Term SOFR + 2.50%), 10/01/32 (a)	159	160
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 0.00%, (1 Month Term SOFR + 6.25%), 09/03/29 (a) (b)	155	135
2019 Term Loan B, 9.91%, (3 Month Term SOFR + 6.25%), 09/03/29 (a)	329	286
PCI Gaming Authority
Term Loan, 5.62%, (1 Month Term SOFR + 2.00%), 07/18/31 (a)	113	113
Peer Holding III B.V.
2025 USD Term Loan B, 5.95%, (3 Month Term SOFR + 2.25%), 09/29/32 (a)	2,782	2,781
Peninsula Pacific Entertainment, LLC
2025 Term Loan B, 0.00%, (3 Month Term SOFR + 4.75%), 08/14/32 (a) (b)	570	570
PetSmart, Inc.
2025 USD Term Loan B, 7.65%, (1 Month Term SOFR + 4.00%), 08/09/32 (a)	1,495	1,492
Pye-Barker Fire & Safety, LLC
2025 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 2.50%), 12/10/32 (a) (b)	498	499
2025 Term Loan, 0.00%, (3 Month Term SOFR + 2.50%), 12/10/32 (a) (b)	3,022	3,025
2025 Term Loan, 6.16%, (3 Month Term SOFR + 2.50%), 12/10/32 (a)	374	375
2025 Delayed Draw Term Loan, 6.17%, (3 Month Term SOFR + 2.50%), 12/10/32 (a)	9	9
RealTruck Group, Inc.
2026 FLSO Tranche B Term Loan B, 0.00%, (SOFR + 6.00%), 01/31/31 (a) (b)	641	398
2026 FLSO Tranche A Term Loan, 8.65%, (3 Month Term SOFR + 4.75%), 01/31/31 (a)	643	395
Restoration Hardware, Inc.
Term Loan B, 6.23%, (1 Month Term SOFR + 2.50%), 10/15/28 (a)	789	767
RVR Dealership Holdings, LLC
2026 Term Loan B, 8.17%, (3 Month Term SOFR + 4.50%), 02/09/33 (a)	808	779
Sabre GLBL Inc.
2024 Term Loan B1, 9.72%, (1 Month Term SOFR + 6.00%), 11/15/29 (a)	484	431
Somnigroup International Inc.
Term Loan B, 5.76%, (SOFR + 2.25%), 10/24/31 (a)	816	819
Specialty Building Products Holdings, LLC
2021 Term Loan B, 0.00%, (LIBOR + 3.75%), 10/05/28 (a) (b)	271	244
Spin Holdco Inc.
2026 First Lien Second Out Term Loan, 7.93%, (3 Month Term SOFR + 4.00%), 09/04/30 (a)	3,170	2,374
2026 First Lien First Out Term Loan, 9.10%, (3 Month Term SOFR + 5.43%), 09/30/30 (a)	540	553
Splat Super Holdco, LLC
2025 Delayed Draw Term Loan, 0.00%, (1 Month Term SOFR + 5.00%), 06/24/32 (a) (b)	11	10
2025 Term Loan, 8.62%, (1 Month Term SOFR + 5.00%), 06/24/32 (a)	248	231
Staples, Inc.
2024 Term Loan B, 9.41%, (3 Month Term SOFR + 5.75%), 08/22/29 (a)	3,817	3,541
Station Casinos LLC
2024 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 03/07/31 (a)	1,337	1,336
Sweetwater Borrower, LLC
2026 Term Loan B, 7.62%, (1 Month Term SOFR + 4.00%), 02/17/33 (a)	924	928
Tenneco, Inc.
2022 Term Loan B, 8.74%, (3 Month Term SOFR + 5.00%), 11/17/28 (a)	1,496	1,488
2022 Term Loan B, 8.80%, (3 Month Term SOFR + 5.00%), 11/17/28 (a)	4	4
TGP Holdings III, LLC
2021 Term Loan, 0.00%, (1 Month Term SOFR + 3.25%), 06/24/28 (a) (b)	2,000	1,881

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Tory Burch LLC
2026 Term Loan B, 7.62%, (1 Month Term SOFR + 4.00%), 04/17/33 (a)	950	945
TruGreen Limited Partnership
2020 Term Loan, 7.77%, (3 Month Term SOFR + 4.00%), 11/02/27 (a)	1,105	1,055
Varsity Brands, Inc.
2025 1st Lien Term Loan, 6.45%, (3 Month Term SOFR + 2.75%), 08/26/31 (a)	1,305	1,306
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 01/30/31 (a)	472	472
Weber-Stephen Products LLC
2025 Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 09/17/32 (a) (b)	470	464
2025 Term Loan B, 7.44%, (3 Month Term SOFR + 3.75%), 09/17/32 (a)	798	787
WH Borrower, LLC
2025 Term Loan B, 8.14%, (3 Month Term SOFR + 4.50%), 02/12/32 (a)	2,343	2,345
2025 Term Loan B, 8.18%, (3 Month Term SOFR + 4.50%), 02/12/32 (a)	499	499
2026 USD Add on Term Loan B, 0.00%, (SOFR + 2.75%), 02/20/32 (a) (b)	250	251
Whatabrands LLC
2024 1st Lien Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 08/03/28 (a)	1,114	1,113
		95,615
Communication Services 9.7%
19th Holdings Golf, LLC
2022 Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 01/27/29 (a) (b)	4,069	4,078
2022 Term Loan B, 6.96%, (1 Month Term SOFR + 3.25%), 01/27/29 (a)	1,135	1,138
Allen Media, LLC
2021 Term Loan B, 9.38%, (3 Month Term SOFR + 5.50%), 02/10/27 (a) (d)	1,675	1,139
Altice Financing SA
2022 USD Term Loan, 8.67%, (3 Month Term SOFR + 5.00%), 10/31/27 (a)	711	532
Altice France S.A.
2025 USD Term Loan B13, 9.05%, (3 Month Term SOFR + 5.38%), 05/14/29 (a)	740	740
2025 USD Term Loan B14, 10.55%, (3 Month Term SOFR + 6.88%), 05/31/31 (a)	7,410	7,550
AP Core Holdings II, LLC
2026 Term Loan B, 10.14%, (3 Month Term SOFR + 6.50%), 05/07/31 (a)	1,315	1,307
Arcis Golf LLC
2025 Term Loan B, 6.37%, (1 Month Term SOFR + 2.75%), 11/24/28 (a)	370	371
Aventiv Technologies, LLC
2024 PIK Third Out Term Loan, 9.05%, (3 Month Term SOFR + 5.09%), 09/30/26 (a)	1,156	705
2026 8th Amendment Incremental Bridge Loan, 10.91%, (3 Month Term SOFR + 7.00%), 09/30/26 (a) (c)	56	57
2024 Incremental Second Out Term Loan, 11.46%, (3 Month Term SOFR + 7.50%), 09/30/26 (a) (c)	244	241
2024 Bridge Term Loan, 13.94%, (3 Month Term SOFR + 10.00%), 09/30/26 (a)	202	204
2025 5th Amendment Incremental Bridge Loan, 13.94%, (3 Month Term SOFR + 10.00%), 09/30/26 (a)	494	499
Banijay Entertainment S.A.S
2026 USD Term Loan B, 0.00%, (SOFR + 2.25%), 06/24/33 (a) (b)	515	515
Betclic Everest Group
2026 USD Term Loan B, 6.40%, (3 Month Term SOFR + 2.75%), 12/09/31 (a)	240	240
Charter Communications Operating, LLC
2024 Term Loan B5, 5.94%, (3 Month Term SOFR + 2.25%), 11/21/31 (a)	1,970	1,939
Cimpress Public Limited Company
2026 Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 06/03/33 (a)	374	375
2026 Term Loan B, 6.16%, (1 Month Term SOFR + 2.50%), 06/03/33 (a)	865	866
City Football Group Limited
2024 Term Loan, 7.43%, (3 Month Term SOFR + 3.00%), 07/21/30 (a)	1,709	1,700
CMG Media Corporation
2024 Term Loan, 7.30%, (3 Month Term SOFR + 3.50%), 06/18/29 (a)	5,112	4,606
Coherent Corp
2025 Term Loan B2, 5.37%, (1 Month Term SOFR + 1.75%), 07/02/29 (a)	448	447
Coral-US Co-Borrower, LLC
2025 Term Loan B7, 6.92%, (3 Month Term SOFR + 3.25%), 01/24/32 (a)	360	348
Crown Finance US, Inc.
2025 Term Loan B, 8.11%, (1 Month Term SOFR + 4.50%), 12/02/31 (a)	2,400	2,403
CSC Holdings, LLC
2019 Term Loan B5, 8.25%, (Prime + 1.50%), 04/15/27 (a)	1,741	1,219
Discovery Global Holdings, Inc.
2026 USD Term Loan B, 6.12%, (3 Month Term SOFR + 2.50%), 06/16/33 (a)	3,026	3,025
Dotdash Meredith Inc
2025 Term Loan B, 7.12%, (1 Month Term SOFR + 3.50%), 06/05/32 (a)	1,643	1,544
Eagle Broadband Investments LLC
Term Loan, 6.96%, (3 Month Term SOFR + 3.00%), 10/19/27 (a)	598	453
Electronic Arts, Inc.
USD Term Loan B, 0.00%, (SOFR + 3.50%), 03/23/33 (a) (b)	3,502	3,510
EOC Borrower, LLC
Term Loan B, 6.37%, (1 Month Term SOFR + 2.75%), 01/28/32 (a)	1,467	1,466
Flutter Financing B.V.
2024 Term Loan B, 5.45%, (3 Month Term SOFR + 1.75%), 11/30/30 (a)	2,189	2,167
2025 Term Loan B, 5.70%, (3 Month Term SOFR + 2.00%), 05/22/32 (a)	1,672	1,663
GOGO Intermediate Holdings LLC
Term Loan B, 7.48%, (1 Month Term SOFR + 3.75%), 04/21/28 (a)	1,991	1,831
Great Outdoors Group, LLC
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 01/20/32 (a) (b)	141	141
2025 Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 01/20/32 (a)	12,626	12,658
Herschend Entertainment Company, LLC
2026 Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 05/27/32 (a)	223	223
Houghton Mifflin Harcourt Publishing Company
2023 Term Loan B, 0.00%, (SOFR + 8.00%), 04/07/28 (a) (b)	715	642
2022 Term Loan, 0.00%, (SOFR + 5.25%), 04/04/29 (a) (b)	282	222
Iridium Satellite LLC
2024 Term Loan B, 5.87%, (1 Month Term SOFR + 2.25%), 09/20/30 (a)	2,430	2,428
Kingpin Intermediate Holdings LLC
2025 Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 09/16/32 (a)	662	574
Latham Pool Products, Inc.
2022 Term Loan B, 0.00%, (SOFR + 3.75%), 02/23/29 (a) (b)	2,866	2,852
Level 3 Financing Inc.
2026 Term Loan B, 6.38%, (1 Month Term SOFR + 2.75%), 03/29/32 (a)	1,455	1,455
Live Nation Entertainment, Inc.
2025 Term Loan B, 5.64%, (1 Month Term SOFR + 2.00%), 10/19/32 (a)	214	214
Nexstar Broadcasting, Inc.
2025 Term Loan B5, 6.12%, (1 Month Term SOFR + 2.50%), 06/23/32 (a)	722	714
2026 Term Loan B7, 6.37%, (1 Month Term SOFR + 2.75%), 03/23/33 (a)	1,546	1,529

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Recess Holdings, Inc.
2025 Repriced Term Loan, 7.42%, (3 Month Term SOFR + 3.75%), 02/21/30 (a)	467	466
SBA Senior Finance II LLC
2024 Term Loan B, 5.38%, (1 Month Term SOFR + 1.75%), 01/20/31 (a)	347	347
Securus Technologies Holdings, Inc.
2023 2nd Lien Term Loan, 0.00%, 09/30/26 (a) (b) (c) (d)	530	1
Sinclair Television Group Inc.
2025 Term Loan B6, 7.03%, (1 Month Term SOFR + 3.30%), 12/31/29 (a)	199	173
2025 Term Loan B7, 7.82%, (1 Month Term SOFR + 4.10%), 12/31/30 (a)	383	332
Telesat Canada
Term Loan B5, 6.68%, (3 Month Term SOFR + 2.75%), 11/22/26 (a)	883	784
TKO Worldwide Holdings, LLC
2026 Term Loan B, 5.41%, (3 Month Term SOFR + 1.75%), 11/21/31 (a)	593	591
Townsquare Media, Inc.
2025 Term Loan, 8.59%, (6 Month Term SOFR + 5.00%), 01/17/31 (a)	156	114
TripAdvisor, Inc.
Term Loan, 6.37%, (1 Month Term SOFR + 2.75%), 07/01/31 (a)	211	202
Univision Communications Inc.
2022 Term Loan B, 6.98%, (1 Month Term SOFR + 3.25%), 05/06/28 (a)	2,424	2,409
2024 Term Loan B, 7.23%, (1 Month Term SOFR + 3.50%), 01/31/29 (a)	1,127	1,119
2022 First Lien Term Loan B, 7.95%, (3 Month Term SOFR + 4.25%), 06/10/29 (a)	517	515
Vantor Holdings Inc.
1st Lien Term Loan, 0.00%, (3 Month Term SOFR + 4.50%), 02/26/33 (a) (b)	1,100	1,103
1st Lien Term Loan, 8.05%, (3 Month Term SOFR + 4.50%), 02/26/33 (a)	2,500	2,506
Versant Media Group, Inc.
Term Loan B, 7.20%, (3 Month Term SOFR + 3.50%), 10/24/30 (a)	1,170	1,172
ViaSat, Inc.
Term Loan, 8.26%, (1 Month Term SOFR + 4.50%), 02/23/29 (a)	1,539	1,546
2023 Term Loan, 8.26%, (1 Month Term SOFR + 4.50%), 05/30/30 (a)	733	737
Virgin Media Bristol LLC
2023 USD Term Loan Y, 6.97%, (6 Month Term SOFR + 3.17%), 03/06/31 (a)	1,500	1,325
Voyager Parent, LLC
Repriced Term Loan B, 7.95%, (3 Month Term SOFR + 4.25%), 07/01/32 (a)	1,003	1,003
Windstream Services, LLC
2025 Term Loan B, 7.62%, (1 Month Term SOFR + 4.00%), 09/24/32 (a)	905	910
		89,885
Health Care 5.3%
Accelerated Health Systems, LLC
2022 Term Loan B, 8.06%, (3 Month Term SOFR + 4.25%), 02/01/29 (a)	944	417
ADMI Corp.
2021 Incremental Term Loan B3, 7.48%, (1 Month Term SOFR + 3.75%), 12/23/27 (a)	840	749
2023 Term Loan B5, 9.37%, (1 Month Term SOFR + 5.75%), 12/23/27 (a)	670	628
Alkermes, Inc.
2026 Term Loan B, 6.45%, (3 Month Term SOFR + 2.75%), 01/28/31 (a)	254	255
Amneal Pharmaceuticals LLC
2026 Term Loan, 6.62%, (1 Month Term SOFR + 3.00%), 08/01/32 (a)	3,423	3,434
Auris Luxembourg III S.a r.l.
2026 USD Term Loan B, 0.00%, (SOFR + 3.25%), 02/27/32 (a) (b)	595	595
Aveanna Healthcare, LLC
2026 Term Loan B, 6.62%, (1 Month Term SOFR + 3.00%), 09/17/32 (a)	204	205
Barentz International B.V.
2025 USD Term Loan B, 0.00%, (SOFR + 3.25%), 06/24/33 (a) (b)	470	466
Bausch & Lomb Corporation
2025 Repriced Term Loan, 7.37%, (1 Month Term SOFR + 3.75%), 01/15/31 (a)	3,223	3,227
Bausch Health Companies Inc.
2025 Term Loan B, 9.87%, (1 Month Term SOFR + 6.25%), 09/25/30 (a)	3,399	3,292
Bella Holding Company, LLC
2026 Term Loan B, 0.00%, (SOFR + 3.25%), 06/16/33 (a) (b)	465	460
Bulldog Purchaser Inc.
2026 Term Loan, 0.00%, (SOFR + 3.25%), 02/04/33 (a) (b)	1,632	1,633
CNT Holdings I Corp
2025 Term Loan, 0.00%, (3 Month Term SOFR + 2.50%), 11/08/32 (a) (b)	409	409
2025 Term Loan, 6.16%, (3 Month Term SOFR + 2.50%), 11/08/32 (a)	2,291	2,292
DaVita, Inc.
2025 Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 05/09/31 (a)	965	963
Elanco Animal Health Incorporated
2025 Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 10/28/32 (a)	249	249
Endo Luxembourg Finance Company I S.a r.l.
2024 1st Lien Term Loan, 7.37%, (1 Month Term SOFR + 3.75%), 04/23/31 (a)	1,013	1,013
ExamWorks BidCo Inc.
2026 Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 11/01/35 (a)	380	380
Fitness International, LLC
2024 Term Loan B, 8.12%, (1 Month Term SOFR + 4.50%), 01/30/29 (a)	308	308
Grifols Worldwide Operations USA, Inc.
2026 USD Term Loan B, 6.19%, (6 Month Term SOFR + 2.50%), 04/01/33 (a)	1,386	1,389
Hanger, Inc.
2024 Delayed Draw Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 10/16/31 (a) (b)	10	10
2024 Delayed Draw Term Loan, 7.12%, (1 Month Term SOFR + 3.50%), 10/16/31 (a)	24	25
2024 Term Loan B, 7.12%, (1 Month Term SOFR + 3.50%), 10/16/31 (a)	267	268
Heartland Dental, LLC
2025 Term Loan, 7.12%, (1 Month Term SOFR + 3.50%), 07/31/32 (a)	576	577
Help At Home, Inc.
2024 Term Loan B, 8.62%, (1 Month Term SOFR + 5.00%), 09/20/31 (a)	1,164	1,027
Hologic, Inc.
2026 USD Term Loan B, 5.99%, (3 Month Term SOFR + 2.25%), 01/14/33 (a)	4,125	4,033
Insulet Corporation
2025 Term Loan, 5.62%, (1 Month Term SOFR + 2.00%), 08/04/31 (a)	1,288	1,293
IVC Acquisition Ltd
2026 USD Term Loan B, 0.00%, (SOFR + 4.00%), 12/12/31 (a) (b)	355	352
Jazz Financing Lux S.a r.l.
2024 1st Lien Term Loan B2, 5.87%, (1 Month Term SOFR + 2.25%), 05/05/28 (a)	2,310	2,315
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 7.42%, (3 Month Term SOFR + 3.75%), 05/16/31 (a)	1,229	1,209
Loire Finco Luxembourg S.a r.l.
2025 USD Term Loan B, 7.62%, (1 Month Term SOFR + 4.00%), 01/31/30 (a)	202	202
Mckesson Medical-Surgical Top Holdings Inc.
Term Loan B, 5.91%, (1 Month Term SOFR + 2.25%), 06/03/32 (a)	820	819
MED ParentCo LP
2025 Repriced Term Loan B, 6.62%, (1 Month Term SOFR + 3.00%), 04/15/31 (a)	1,073	1,074
Medline Borrower, LP
2026 Term Loan B, 5.11%, (1 Month Term SOFR + 1.50%), 05/15/33 (a)	371	369

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
MJH Healthcare Holdings, LLC
2025 Fungible Add On Term Loan B, 0.00%, (SOFR + 3.75%), 01/29/29 (a) (b)	1,260	1,200
2025 Repriced Term Loan B, 0.00%, (SOFR + 2.75%), 01/29/29 (a) (b)	1,276	1,208
National Mentor Holdings, Inc.
2025 1st Lien Term Loan B, 9.62%, (1 Month Term SOFR + 6.00%), 12/05/30 (a)	1,337	1,345
Organon & Co
2024 USD Term Loan, 5.87%, (1 Month Term SOFR + 2.25%), 05/19/31 (a)	801	799
Padagis LLC
Term Loan B, 8.69%, (3 Month Term SOFR + 4.75%), 06/30/28 (a)	1,030	973
Phoenix Guarantor Inc.
2026 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 02/21/31 (a)	423	422
Radiology Partners, Inc.
2025 Term Loan, 8.20%, (3 Month Term SOFR + 4.50%), 06/26/32 (a)	1,238	1,236
Raven Acquisition Holdings LLC
Term Loan B, 6.62%, (1 Month Term SOFR + 3.00%), 10/25/31 (a)	2,536	2,500
Select Medical Corporation
2026 Term Loan B, 0.00%, (SOFR + 3.00%), 12/31/31 (a) (b)	676	677
Sotera Health Holdings, LLC
2026 Term Loan B, 5.87%, (1 Month Term SOFR + 2.25%), 05/30/31 (a)	451	451
Team Services Group
2026 Term Loan B, 8.95%, (3 Month Term SOFR + 5.25%), 03/31/33 (a)	150	146
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 7.73%, (1 Month Term SOFR + 4.00%), 09/22/28 (a)	1,603	1,603
United FP Holdings, LLC
2019 1st Lien Term Loan, 7.93%, (3 Month Term SOFR + 4.00%), 12/30/26 (a) (c)	962	673
2019 2nd Lien Term Loan, 12.43%, (3 Month Term SOFR + 8.50%), 12/30/27 (a) (c)	155	46
		49,216
Materials 3.8%
Aruba Investments Holdings, LLC
2020 USD Term Loan, 7.77%, (3 Month Term SOFR + 4.00%), 10/28/27 (a) (c)	867	794
2022 USD Incremental Term Loan, 8.42%, (3 Month Term SOFR + 4.75%), 11/04/27 (a) (c)	333	305
Bakelite US Holdco, Inc.
2024 Term Loan B, 7.45%, (3 Month Term SOFR + 3.75%), 12/16/31 (a)	1,201	1,197
BASF Coatings
USD Term Loan B, 0.00%, (SOFR + 3.50%), 05/06/33 (a) (b)	1,227	1,231
Belden Inc.
Term Loan, 0.00%, (SOFR + 2.25%), 06/11/33 (a) (b)	1,070	1,070
Berlin Packaging LLC
2025 Term Loan B7, 0.00%, (3 Month Term SOFR + 3.25%), 06/07/31 (a) (b)	465	462
2025 Term Loan B7, 6.93%, (3 Month Term SOFR + 3.25%), 06/07/31 (a)	251	250
2025 Term Loan B7, 6.95%, (3 Month Term SOFR + 3.25%), 06/07/31 (a)	925	920
Charter NEX US, Inc.
2025 Repriced Term Loan B, 6.11%, (1 Month Term SOFR + 2.50%), 11/29/30 (a)	667	667
Chemours Company (The)
2025 USD Term Loan B, 7.12%, (1 Month Term SOFR + 3.50%), 09/30/32 (a)	1,249	1,245
Consolidated Energy Finance, S.A.
2024 Term Loan B, 8.16%, (3 Month Term SOFR + 4.50%), 11/07/30 (a)	965	941
2026 Incremental Term Loan, 8.41%, (3 Month Term SOFR + 4.75%), 11/18/30 (a)	414	401
Discovery Purchaser Corporation
Term Loan, 7.41%, (3 Month Term SOFR + 3.75%), 08/04/29 (a)	1,793	1,784
Graham Packaging Company Inc.
2026 Term Loan B, 5.87%, (1 Month Term SOFR + 2.25%), 01/14/33 (a)	2,248	2,250
Hexion Holdings Corporation
2024 Term Loan B, 7.65%, (1 Month Term SOFR + 4.00%), 03/15/29 (a)	1,685	1,626
2022 USD 2nd Lien Term Loan, 11.16%, (1 Month Term SOFR + 7.44%), 02/09/30 (a)	106	99
Ineos Finance PLC
2026 USD Term Loan, 0.00%, (SOFR + 5.00%), 06/17/32 (a) (b)	700	654
Klockner-Pentaplast of America, Inc.
2026 USD Term Loan, 10.66%, (3 Month Term SOFR + 2.00%), 01/30/31 (a)	638	602
Lonza Group AG
USD Term Loan B, 7.72%, (3 Month Term SOFR + 3.92%), 04/29/28 (a)	2,873	2,716
M2S Group Holdings Inc.
Term Loan B, 8.41%, (3 Month Term SOFR + 4.75%), 08/21/31 (a)	890	882
MATIV Holdings, Inc.
2026 Term Loan B, 8.12%, (1 Month Term SOFR + 4.50%), 03/26/33 (a)	385	385
Mauser Packaging Solutions Holding Company
2025 Term Loan B, 0.00%, (SOFR + 3.50%), 04/15/30 (a) (b)	465	458
Natgasoline LLC
2025 Term Loan B, 9.12%, (1 Month Term SOFR + 5.50%), 03/25/30 (a)	317	317
Nouryon Finance B.V.
2024 USD Term Loan B1, 6.94%, (6 Month Term SOFR + 3.25%), 04/03/28 (a)	292	291
2024 USD Term Loan B2, 6.94%, (6 Month Term SOFR + 3.25%), 04/03/28 (a)	648	647
2024 USD Term Loan B1, 6.94%, (6 Month Term SOFR + 3.25%), 04/03/28 (a)	78	78
2026 USD Term Loan B, 0.00%, (SOFR + 3.50%), 07/03/31 (a) (b)	1,466	1,465
Olympus Water US Holding Corporation
2024 USD Term Loan, 0.00%, (SOFR + 3.00%), 06/23/31 (a) (b)	460	459
Proampac PG Borrower LLC
2026 USD Term Loan B, 7.66%, (1 Month Term SOFR + 4.00%), 02/20/33 (a)	1,609	1,580
2026 USD Term Loan B, 7.67%, (1 Month Term SOFR + 4.00%), 02/20/33 (a)	664	651
Solstice Advanced Materials US, Inc.
Term Loan B, 5.41%, (3 Month Term SOFR + 1.75%), 09/16/32 (a)	360	361
Spa Holdings 3 Oy
USD Term Loan B, 7.96%, (3 Month Term SOFR + 4.00%), 03/18/28 (a)	292	291
2025 USD Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 05/22/30 (a) (b)	280	278
Stonepeak Bayou Holdings LP
Term Loan B, 6.45%, (3 Month Term SOFR + 2.75%), 09/24/32 (a)	1,539	1,534
SupplyOne, Inc.
2024 Term Loan B, 7.12%, (1 Month Term SOFR + 3.50%), 03/27/31 (a)	201	201
Sword Purchaser LLC
USD Term Loan B, 0.00%, (1 Month Term SOFR + 4.00%), 04/01/33 (a) (b)	893	870
USD Term Loan B, 7.62%, (1 Month Term SOFR + 4.00%), 04/01/33 (a)	1,200	1,169
TricorBraun Holdings, Inc.
2021 Term Loan, 6.87%, (1 Month Term SOFR + 3.25%), 01/29/28 (a)	1,158	1,081
Trident TPI Holdings, Inc.
2024 Term Loan B7, 0.00%, (3 Month Term SOFR + 3.75%), 09/15/28 (a) (b)	290	278
W.R. Grace & Co.-Conn.
2025 Term Loan B, 6.70%, (3 Month Term SOFR + 3.00%), 08/11/32 (a)	422	420
Wilsonart LLC
2024 Term Loan B, 7.95%, (3 Month Term SOFR + 4.25%), 07/25/31 (a)	817	737

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Windsor Holdings III, LLC
2025 USD Term Loan B, 6.37%, (1 Month Term SOFR + 2.75%), 08/01/30 (a)	1,340	1,340
		34,987
Consumer Staples 2.3%
Aspire Bakeries Holdings LLC
2025 Repriced Term Loan, 6.62%, (1 Month Term SOFR + 3.00%), 12/23/30 (a)	515	516
B&G Foods, Inc.
2024 Term Loan B, 0.00%, (SOFR + 3.50%), 10/10/29 (a) (b)	498	489
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 7.23%, (1 Month Term SOFR + 3.50%), 03/17/28 (a)	486	487
C&S Wholesale Grocers Inc.
Term Loan B, 8.70%, (3 Month Term SOFR + 5.00%), 08/05/30 (a)	655	628
Cardenas Markets, Inc.
2022 Term Loan, 10.55%, (3 Month Term SOFR + 6.75%), 07/20/29 (a)	1,011	636
Celsius Holdings, Inc
2025 Term Loan B, 5.95%, (3 Month Term SOFR + 2.25%), 04/01/32 (a)	301	303
Chobani, LLC
2025 Term Loan B, 5.87%, (1 Month Term SOFR + 2.25%), 10/23/32 (a)	766	767
Del Monte Foods, Inc.
2025 PIK Roll-Up Term Loan, 0.00%, (1 Month Term SOFR + 9.60%), 06/01/27 (a) (b) (c) (d)	582	220
2024 First Out Term Loan, 0.00%, (3 Month Term SOFR + 8.00%), 08/31/28 (a) (e) (f)	179	84
2025 PIK Term Loan, 0.00%, (1 Month Term SOFR + 8.00%), 11/02/28 (a) (e) (f)	165	78
2024 Second Out Term Loan, 0.00%, (3 Month Term SOFR + 4.25%), 02/15/29 (a) (e) (f)	1,118	34
Eagle Parent Corp.
2022 Term Loan B, 7.95%, (3 Month Term SOFR + 4.25%), 03/17/29 (a)	1,254	1,261
2025 Incremental Term Loan, 7.95%, (3 Month Term SOFR + 4.25%), 03/17/29 (a) (c)	778	775
Fiesta Purchaser, Inc.
2025 Repriced Term Loan, 6.37%, (1 Month Term SOFR + 2.75%), 02/12/31 (a)	769	753
Froneri Lux Finco S.a r.l.
2024 USD Term Loan B4, 5.88%, (6 Month Term SOFR + 2.25%), 09/16/31 (a)	347	345
2025 USD Term Loan B6, 0.00%, (6 Month Term SOFR + 2.50%), 07/17/32 (a) (b)	465	461
Golden State Food LLC
2026 Term Loan B, 7.20%, (3 Month Term SOFR + 3.50%), 12/04/31 (a)	1,288	1,288
Naked Juice LLC
2025 FLSO Term Loan, 7.05%, (3 Month Term SOFR + 3.25%), 01/24/29 (a)	816	542
2025 FLFO Term Loan, 9.20%, (3 Month Term SOFR + 5.50%), 01/24/29 (a)	988	1,001
2025 FLTO Term Loan, 9.80%, (3 Month Term SOFR + 6.00%), 01/24/30 (a)	886	268
Newly Weds Foods Inc.
Term Loan B, 5.90%, (1 Month Term SOFR + 2.25%), 03/05/32 (a)	896	896
Nourish Buyer I Inc.
2026 Repriced Term Loan B, 7.67%, (3 Month Term SOFR + 4.00%), 07/09/32 (a)	713	717
Olaplex, Inc.
2022 Term Loan, 7.27%, (3 Month Term SOFR + 3.50%), 02/17/29 (a)	140	140
Pegasus BidCo BV
2026 USD Term Loan B, 6.17%, (3 Month Term SOFR + 2.50%), 07/12/32 (a)	2,500	2,498
Prestige Brands, Inc.
2026 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 05/21/33 (a)	302	302
Primary Products Finance LLC
2024 1st Lien Term Loan B, 6.93%, (3 Month Term SOFR + 3.25%), 04/01/29 (a)	431	430
Primo Brands Corporation
2026 Term Loan B, 6.43%, (3 Month Term SOFR + 2.75%), 03/19/31 (a)	3,450	3,465
Upfield B.V.
2026 USD Term Loan B15, 7.84%, (6 Month Term SOFR + 4.25%), 10/31/30 (a)	1,495	1,435
Wash Multifamily Parent Inc.
Term Loan B, 6.61%, (1 Month Term SOFR + 3.25%), 08/07/32 (a)	329	330
		21,149
Energy 2.0%
AL NGPL Holdings, LLC
Term Loan B, 5.68%, (3 Month Term SOFR + 2.00%), 04/16/28 (a)	1,223	1,223
BIP PipeCo Holdings LLC
Term Loan B, 5.68%, (3 Month Term SOFR + 2.00%), 12/05/30 (a)	993	991
Blackfin Pipeline LLC
Term Loan B, 6.63%, (1 Month Term SOFR + 3.00%), 09/29/32 (a)	2,784	2,791
Colossus Acquireco LLC
2026 Term Loan B, 5.39%, (1 Month Term SOFR + 1.75%), 01/31/33 (a)	1,990	1,976
CQP Holdco LP
2026 Term Loan B, 5.45%, (3 Month Term SOFR + 1.75%), 12/31/32 (a)	4,227	4,199
Crescent Midstream Operating LLC
Term Loan B, 7.40%, (3 Month Term SOFR + 3.75%), 02/13/33 (a)	552	554
Delek US Holdings, Inc.
2026 Term Loan B, 6.62%, (1 Month Term SOFR + 3.00%), 05/01/33 (a)	435	434
GIP Pilot Acquisition Partners LP
2026 Term Loan B, 5.64%, (3 Month Term SOFR + 2.00%), 05/17/32 (a)	1,625	1,623
Pelican Pipeline LLC
Term Loan B, 6.46%, (3 Month Term SOFR + 2.75%), 03/18/33 (a)	2,000	2,000
Prairie ECI Acquiror LP
2026 Repriced Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 08/01/29 (a)	249	250
Rockpoint Gas Storage Partners LP
2026 Term Loan B, 5.91%, (3 Month Term SOFR + 2.25%), 09/18/31 (a)	675	675
Venture Global Plaquemines LNG, LLC
2024 Contingency Reserve Delayed Draw Term Loan, 5.85%, (1 Month Term SOFR + 2.23%), 05/25/29 (a)	85	85
Base Term Loan, 5.85%, (1 Month Term SOFR + 2.23%), 05/25/29 (a)	678	677
Whitewater Matterhorn Holdings LLC
2026 Term Loan B, 5.45%, (3 Month Term SOFR + 1.75%), 06/16/32 (a)	1,126	1,117
2026 Term Loan B, 5.50%, (3 Month Term SOFR + 1.75%), 06/16/32 (a)	100	100
		18,695
Utilities 1.9%
Alpha Generation LLC
Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 09/19/31 (a)	296	293
2026 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 05/29/33 (a)	815	805
Clean Energy Future Trumbull LLC
Term Loan B, 6.67%, (3 Month Term SOFR + 3.00%), 04/21/33 (a)	711	711
Cogentrix Finance Holdco I LLC
Repriced Term Loan B, 5.87%, (1 Month Term SOFR + 2.25%), 02/26/32 (a)	372	371
CPV Three Rivers LLC
Term Loan B, 6.42%, (3 Month Term SOFR + 2.75%), 03/31/33 (a)	1,257	1,254
Hamilton Projects Acquiror, LLC
2025 Repriced Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 05/30/31 (a)	198	198
Invenergy Thermal Operating I LLC
2025 Term Loan B, 6.38%, (SOFR + 2.75%), 05/06/32 (a)	633	634

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
2025 Term Loan C, 6.38%, (SOFR + 2.75%), 05/06/32 (a)	41	41
Lightning Power LLC
Term Loan B, 5.87%, (1 Month Term SOFR + 3.25%), 08/08/31 (a)	3,640	3,641
New Fortress Energy Inc.
2025 Incremental Term Loan B, 0.00%, (3 Month Term SOFR + 5.50%), 10/30/28 (a) (e) (f)	3,599	2,121
NRG Energy, Inc.
2024 Term Loan, 5.42%, (3 Month Term SOFR + 1.75%), 03/27/31 (a)	485	484
2026 Incremental Term Loan B, 5.36%, (1 Month Term SOFR + 1.75%), 04/15/33 (a)	623	622
Talen Energy Supply, LLC
2023 Term Loan B, 5.39%, (1 Month Term SOFR + 1.75%), 05/27/30 (a)	1,602	1,590
2024-1 Incremental Term Loan, 5.39%, (1 Month Term SOFR + 1.75%), 12/10/31 (a)	2,027	2,016
2025 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 10/09/32 (a)	970	962
Venture Global Calcasieu Pass, LLC
2026 Term Loan B, 6.94%, (6 Month Term SOFR + 3.25%), 04/02/33 (a)	1,362	1,364
Vistra Zero Operating Company, LLC
Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 03/20/31 (a)	638	635
		17,742
Real Estate 0.9%
Brand Industrial Services Inc.
2024 Term Loan B, 8.16%, (3 Month Term SOFR + 4.50%), 08/01/30 (a)	1,905	1,485
Cushman & Wakefield U.S. Borrower, LLC
2025 Term Loan, 6.12%, (1 Month Term SOFR + 2.50%), 01/31/30 (a)	129	129
2026 Term Loan B, 5.87%, (1 Month Term SOFR + 2.25%), 06/30/33 (a)	385	384
Greystar Real Estate Partners, LLC
2025 Term Loan B, 6.17%, (3 Month Term SOFR + 2.50%), 08/21/30 (a)	2,623	2,623
OEG Borrower, LLC
2024 Term Loan B, 0.00%, (SOFR + 3.50%), 06/30/31 (a) (b)	813	815
Pioneer Opco LLC
Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 05/07/33 (a) (b)	1,145	1,149
Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 05/07/33 (a)	652	653
Vestis Corporation
2024 Term Loan, 5.92%, (3 Month Term SOFR + 2.25%), 02/18/31 (a)	1,492	1,468
		8,706
Total Senior Floating Rate Instruments (cost $876,055)		856,137
CORPORATE BONDS AND NOTES 2.6%
Communication Services 0.6%
Arches Buyer Inc.
4.25%, 06/01/28 (g)	2,100	2,057
CCO Holdings, LLC
7.00%, 02/01/33 (g)	500	490
Dotdash Meredith, Inc.
7.63%, 06/15/32 (g)	250	237
EchoStar Corporation
10.75%, 11/30/29	603	652
Gray Media, Inc.
5.38%, 11/15/31 (g)	500	335
Liberty Media Corporation
0.00%, 02/01/30 (e) (f)	1,500	76
Meridian Arc Holdco LLC
6.25%, 04/30/31 (g)	120	120
Photo Holdings, LLC
12.00%, 07/01/31 (g)	1,626	1,675
WULF Compute LLC
7.75%, 10/15/30 (g)	75	79
		5,721
Financials 0.5%
Amynta Agency Borrower Inc.
7.50%, 07/15/33 (g)	1,484	1,414
Asurion LLC
8.38%, 02/01/34 (g)	2,580	2,390
CrossCountry Intermediate HoldCo, LLC
6.75%, 12/01/32 (g)	590	569
Freedom Mortgage Holdings LLC
8.38%, 04/01/32 (g)	500	508
Panther Escrow Issuer LLC
7.13%, 06/01/31 (g)	15	15
		4,896
Information Technology 0.5%
Athenahealth Group Inc.
6.50%, 02/15/30 (g)	400	383
Cloud Software Group, Inc.
9.00%, 09/30/29 (g)	500	485
Coreweave, Inc.
9.75%, 10/01/31 (g)	85	85
Kioxia Holdings Corporation
6.63%, 07/24/33 (g)	1,763	1,847
Oak-Eagle AcquireCo, Inc.
7.25%, 07/01/33 (g)	65	68
UKG Inc.
6.88%, 02/01/31 (g)	1,144	1,111
		3,979
Consumer Discretionary 0.4%
Cooper-Standard Automotive Inc.
9.25%, 03/01/31 (g)	225	227
Park River Holdings, Inc.
8.00%, 03/15/31 (g)	240	242
S&S Holdings LLC
8.38%, 10/01/31 (g)	255	241
Staples, Inc.
10.75%, 09/01/29 (g)	300	286
TKC Holdings, Inc.
8.50%, 08/15/30 (g)	1,578	1,623
12.00%, 02/15/31 (g)	989	1,042
Univision Communications Inc.
9.38%, 08/01/32 (g)	285	289
		3,950
Energy 0.2%
Bip-V Chinook
5.50%, 06/15/31 (g)	85	83
Hilcorp Energy I, L.P.
6.88%, 05/15/34 (g)	750	729
Plains All American Pipeline, L.P.
8.02%(3 Month Term SOFR + 4.37%), (a) (h)	570	567
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (g) (h)	500	488
Venture Global Plaquemines LNG, LLC
6.13%, 12/15/30 (g)	40	41
		1,908
Materials 0.2%
Hybar LLC
7.38%, 07/01/34 (g)	500	503
Skeena Resources Limited
8.50%, 04/01/31 (g)	928	974
		1,477
Consumer Staples 0.1%
OT MidCo Inc.
10.00%, 02/15/30 (g)	125	49
VT Topco, Inc.
8.50%, 08/15/30 (g)	858	871
		920
Real Estate 0.1%
MPT Operating Partnership, L.P.
5.00%, 10/15/27	815	789
Industrials 0.0%
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (g)	65	40

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Toucan Finco Ltd.
9.50%, 05/15/30 (d) (g)	150	141
		181
Health Care 0.0%
Organon & Co.
5.13%, 04/30/31 (g)	65	64
Total Corporate Bonds And Notes (cost $25,194)		23,885
INVESTMENT COMPANIES 0.8%
Invesco Senior Loan ETF	360	7,333
Total Investment Companies (cost $7,387)		7,333
COMMON STOCKS 0.2%
Industrials 0.1%
Fusion Parent, LLC (c) (e)	8	275
LuxCo 3 (c) (e)	35	693
		968
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (e)	112	272
Energy 0.0%
New Fortress Energy Inc. - Class A (e)	9	3
New Kleo Holdco (c) (e)	82	141
		144
Consumer Discretionary 0.0%
Constellis Holdings, Inc. (e)	21	—
Health Care 0.0%
Inotiv, Inc. (e)	3	—
Financials 0.0%
AFGlobal Corporation (c) (i)	39	—
FG Parent, LLC (c)	8	—
Total Common Stocks (cost $4,628)		1,384
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
BBAM US CLO I Ltd
Series 2022-D1R-1A, REMIC, 6.67%, (3 Month Term SOFR + 3.00%), 03/30/38 (a)	125	125
Birch Grove CLO 12 Ltd
Series 2025-D1-12A, 6.41%, (3 Month Term SOFR + 2.75%), 04/22/38 (a)	150	151
Brant Point CLO 2025-8 Ltd
Series 2025-D1-8A, 6.52%, (3 Month Term SOFR + 2.85%), 03/31/38 (a)	100	100
CIFC Funding 2018-IV Ltd
Series 2018-D2R-4A, 7.42%, (3 Month Term SOFR + 3.75%), 01/17/38 (a)	100	97
Flatiron RR CLO 30 Ltd
Series 2025-E-30A, REMIC, 8.92%, (3 Month Term SOFR + 5.25%), 04/15/38 (a)	200	201
Kennedy Lewis CLO 19 Ltd
Series 2025-E-19A, 9.66%, (3 Month Term SOFR + 6.00%), 04/22/36 (a)	100	100
Obra CLO 4 Ltd
Series 2026-D-4A, 6.94%, (3 Month Term SOFR + 3.30%), 07/20/39 (a)	150	152
Palmer Square CLO 2021-2 Ltd
Series 2021-DR2-2A, 7.81%, (3 Month Term SOFR + 4.14%), 04/15/38 (a)	100	99
Sandstone Peak III Ltd
Series 2024-D2R-1A, 8.57%, 04/27/37	250	250
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,274)		1,275
PREFERRED STOCKS 0.0%
Information Technology 0.0%
Strategy Inc., 11.50% (h) (j)	2	140
Total Preferred Stocks (cost $159)		140
SHORT TERM INVESTMENTS 15.3%
Investment Companies 15.3%
JNL Government Money Market Fund - Class I, 3.53% (k) (l)	141,988	141,988
Total Short Term Investments (cost $141,988)		141,988
Total Investments 111.5% (cost $1,056,685)		1,032,142
Other Assets and Liabilities, Net (11.5)%		(106,629)
Total Net Assets 100.0%		925,513

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior floating rate interest will settle after June 30, 2026. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) Non-income producing security.

(f) As of June 30, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $21,801 and 2.4% of the Fund.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL Multi-Manager Floating Rate Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	45,179	394,748	297,939	1,106	—	—	141,988	15.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL Multi-Manager Floating Rate Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	—	—

JNL Multi-Manager Floating Rate Income Fund —Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Azuria Water Solutions, Inc., 2026 Delayed Draw Term Loan, SOFR + 2.75%	191	—
Coreweave Financing DDTL V LLC, Delayed Draw Term Loan, 3 Month Term SOFR + 4.50%	222	7
Pinnacle Buyer LLC, Delayed Draw Term Loan, SOFR + 2.50%	286	—
Raven Acquisition Holdings LLC, Delayed Draw Term Loan, 3 Month Term SOFR + 3.25%	183	(2)
	882	5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Multi-Manager Floating Rate Income Fund
Assets - Securities
Senior Floating Rate Instruments[1]	—	851,462	4,682	856,144
Corporate Bonds And Notes	—	23,885	—	23,885
Investment Companies	7,333	—	—	7,333
Common Stocks	275	—	1,109	1,384
Non-U.S. Government Agency Asset-Backed Securities	—	1,275	—	1,275
Preferred Stocks	140	—	—	140
Short Term Investments	141,988	—	—	141,988
	149,736	876,622	5,791	1,032,149
Liabilities - Securities
Senior Floating Rate Instruments[1]	—	(2)	—	(2)
	—	(2)	—	(2)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Equity Fund
COMMON STOCKS 98.4%
Japan 16.5%
Advantest Corporation	45	9,269
Asahi Kasei Corporation	87	963
ASICS Corporation	194	5,286
Astellas Pharma Inc.	536	7,195
Chugai Pharmaceutical Co., Ltd.	93	4,305
Credit Saison Co., Ltd.	304	8,274
Daiichi Sankyo Company, Limited	47	760
Daiwa House Industry Co., Ltd.	308	8,379
DIC Corporation	93	2,772
Fast Retailing Co., Ltd.	16	8,202
Fujikura Ltd.	257	10,115
Hitachi, Ltd.	249	6,945
HOYA Corporation	22	3,549
IHI Corporation	363	6,162
INFRONEER Holdings Inc.	64	1,056
Japan Exchange Group, Inc.	676	8,573
Japan Post Holdings Co., Ltd.	677	9,085
Keyence Corporation	22	10,596
Kioxia Holdings Corporation (a)	47	26,840
Kyushu Electric Power Co., Inc.	74	750
M3, Inc.	351	3,923
Makita Corporation	24	873
Mizuho Financial Group, Inc.	245	11,765
Nsk Ltd.	688	4,860
ORIX Corporation	224	8,574
Otsuka Holdings Co., Ltd.	13	845
Penta-Ocean Construction Co., Ltd.	78	823
Recruit Holdings Co., Ltd.	144	10,092
SBI Holdings, Inc.	42	693
Shimizu Corporation	47	742
SMS Co., Ltd.	213	2,932
Sompo Holdings, Inc.	227	8,758
Sony Group Corporation - ADR (b)	510	10,231
Sumitomo Electric Industries, Ltd.	286	5,259
Sumitomo Mitsui Financial Group, Inc.	323	12,638
Susumitomo Chemical Co., Ltd.	2,236	7,092
Suzuki Motor Corporation	71	863
Toei Animation Co., Ltd.	133	1,995
Tokyo Electron Limited	10	4,688
Toyoda Gosei	31	993
		237,715
United Kingdom 14.2%
Anglo American PLC	115	5,629
AstraZeneca PLC	39	7,340
Babcock International Group PLC	1,139	14,403
BAE Systems PLC	140	3,445
Balfour Beatty PLC	76	881
Barclays PLC	2,699	18,074
British American Tobacco P.L.C.	116	7,181
Compass Group PLC	42	1,354
Convatec Group PLC (c)	1,914	5,457
Diageo PLC	142	2,869
Diploma PLC	81	7,666
Experian PLC	145	4,902
Genius Sports Limited (a)	517	3,136
Haleon PLC - ADR	700	6,530
Halma Public Limited Company	178	9,276
InterContinental Hotels Group PLC	33	5,648
Investec PLC	879	7,024
Lion Finance Group PLC	16	2,365
London Stock Exchange Group PLC	105	11,453
Morgan Sindall Group PLC	14	908
NatWest Group PLC	1,084	9,602
OSB Group PLC	112	771
Relx PLC	155	4,906
Rentokil Initial PLC	1,244	7,043
Rolls-Royce Holdings PLC	1,492	28,677
SSE PLC	194	6,291
Tesco PLC	1,750	10,648
Unilever PLC	114	6,831
Wise Group PLC - Class A (a)	388	4,659
		204,969
Taiwan 9.0%
Accton Technology Corporation	93	7,433
Ardentec Corporation	117	833
Asia Vital Components Co., Ltd.	24	1,958
ASPEED Technology Inc.	7	3,695
EVA Airways Corporation	766	1,085
Grand Process Technology Corporation	8	930
Hon Hai Precision Industry Co., Ltd.	1,142	9,150
L&K Engineering Co., Ltd.	38	1,122
Nan Ya Technology Corporation	271	4,041
Syntec Technology Co., Ltd.	31	1,974
Taiwan Semiconductor Manufacturing Company Limited - ADR	92	44,075
Taiwan Semiconductor Manufacturing Company Limited	507	39,442
Transcend Information, Inc.	167	1,434
Winbond Electronics Corp.	1,427	9,693
WPG Holdings Limited	273	926
WT Microelectronics Co., Ltd.	357	2,435
		130,226
Canada 7.4%
Athabasca Oil Corporation (a)	—	—
Banque Nationale Du Canada	6	916
Brookfield Corporation - Class A	195	8,308
Cameco Corporation	60	6,085
Canadian Imperial Bank of Commerce	84	9,649
Canadian Natural Resources Limited	198	7,827
Canadian Natural Resources Limited	173	6,853
Constellation Software Inc.	7	13,178
Dollarama Inc.	46	6,207
Fortuna Mining Corp. (a)	805	6,806
IAMGOLD Corporation (a)	173	2,744
K92 Mining Inc. (a)	44	697
Lundin Gold Inc. (c)	78	4,191
Magna International Inc.	46	3,018
Maple Leaf Foods Inc.	39	843
Open Text Corporation	37	808
Orla Mining Ltd.	52	510
Stantec Inc.	56	3,876
Suncor Energy Inc.	138	7,446
Toromont Industries Ltd.	26	4,323
Toronto-Dominion Bank, The	96	11,716
		106,001
South Korea 6.3%
DL E&C Co., Ltd.	23	947
Hana Financial Group Co., Ltd.	10	773
HD Hyundai Co., Ltd.	13	1,703
HD Hyundai Heavy Industries Co., Ltd.	3	1,006
HD Korea Shipbuilding & Marine Engineering Co., Ltd.	6	1,272
KB Financial Group Inc.	8	831
KB Financial Group Inc. - ADR	78	8,171
Korea Electric Power Corp	28	673
Samsung Electronics Co., Ltd.	168	37,270
Seoul Guarantee Insurance Company	25	678
SK Hynix Inc.	20	36,896
Woori Financial Group Inc.	35	659
		90,879
Netherlands 4.9%
ASM International N.V.	5	5,659
ASML Holding N.V.	23	46,196
Cementir Holding N.V. (b)	342	5,689
Heineken Holding N.V.	11	865
IMCD N.V.	24	2,161
Koninklijke Ahold Delhaize N.V.	18	705
Prosus N.V. - Class N	102	4,454
SBM Offshore N.V.	23	793
Wolters Kluwer N.V. - Class C	55	3,503
		70,025
China 4.5%
Alibaba Group Holding Limited - ADR (b)	39	3,702

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Aluminum Corporation of China Limited - Class H	3,240	3,104
Baidu, Inc. - Class A - ADR (a) (b)	49	5,638
Baoshan Iron & Steel Co., Ltd. - Class A	902	723
China International Capital Corporation Limited - Class H (c)	342	921
China Merchants Bank Co., Ltd. - Class A	144	752
Contemporary Amperex Technology Co., Limited - Class H (b) (c)	72	6,472
Gree Electric Appliances, Inc. of Zhuhai - Class A	153	847
Innovent Biologics, Inc. - Class B (a) (c)	72	735
JD.com, Inc. - Class A	548	6,991
Kanzhun Limited - ADR	245	3,150
Midea Group Co., Ltd. - Class H (b) (c)	76	807
Nangfang Science City Development Co., Ltd. - Class A	192	483
PDD Holdings Inc. - ADR (a)	24	1,842
Tencent Holdings Limited	271	14,988
WuXi AppTec Co., Ltd. - Class H (b) (c)	113	2,220
WuXi Biologics (Cayman) Inc. (a) (c)	1,555	6,914
Yunnan Aluminium Co,Ltd. - Class A	1,341	4,383
		64,672
Germany 4.4%
Bayer Aktiengesellschaft - Class N	135	7,483
Deutsche Telekom AG - Class N	289	7,893
Evotec SE (a) (b)	531	3,025
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	10	5,625
Nordex SE (a)	57	3,040
RATIONAL Aktiengesellschaft	6	4,209
SAP SE	29	4,426
Scout24 SE (c)	40	3,335
Siemens Energy AG	107	20,345
TUI AG (c)	533	4,410
		63,791
France 3.9%
Covivio	12	747
EssilorLuxottica	18	3,324
Gecina (b)	10	825
L'Oreal	13	5,495
LVMH Moet Hennessy Louis Vuitton	8	4,429
Pernod Ricard	24	1,765
Safran	24	9,552
Sanofi	102	8,715
Societe Generale	118	10,474
Sopra Steria Group	6	905
TotalEnergies SE	80	6,206
VINCI	25	3,628
		56,065
Italy 3.6%
ENEL - SPA	637	7,316
Ferrari N.V. (b)	8	3,091
Lottomatica Group S.p.A.	431	11,973
MFE-MediaForEurope N.V.	872	2,811
Prysmian S.p.A.	61	10,205
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	177	15,838
		51,234
Switzerland 3.4%
ABB Ltd - Class N	78	8,468
Accelleron Industries AG	8	850
Galderma Group AG	58	13,004
Glencore PLC	854	5,806
Partners Group Holding AG	5	3,978
Sandoz Group AG	97	8,790
Swiss Re AG	5	803
UBS Group AG	162	8,021
		49,720
United States of America 2.2%
Accenture Public Limited Company - Class A	25	3,122
AON Public Limited Company - Class A	18	5,825
Bunge Global S.A.	55	5,835
Chubb Limited	15	5,269
Millicom International Cellular S.A.	11	981
SLB Limited	160	7,417
Universal Music Group N.V.	147	3,085
		31,534
Israel 2.1%
Bank Hapoalim B.M.	10	237
Check Point Software Technologies Ltd (a)	37	4,927
EL AL Israel Airlines Ltd.	60	297
Global-E Online Ltd. (a)	102	3,549
Nice Ltd (a)	3	248
Teva Pharmaceutical Industries Ltd - ADR (a)	601	20,371
		29,629
Brazil 1.6%
Companhia De Saneamento Basico Do Estado De Sao Paulo-Sabesp - ADR (b)	1,907	11,025
Embraer S.A.	299	4,753
Inter & Co, Inc. - Class A	101	546
NU Holdings Ltd. - Class A (a)	210	2,802
Totvs S.A.	679	3,772
		22,898
Denmark 1.6%
AL Sydbank A/S	9	837
Coloplast A/S - Class B	39	2,240
Danske Bank A/S	16	862
H. Lundbeck A/S - Class B	382	2,482
Novo Nordisk A/S - ADR	147	7,024
Novo Nordisk A/S - Class B	174	8,345
Zealand Pharma A/S (a)	18	789
		22,579
Hong Kong 1.4%
AIA Group Limited	1,201	10,975
Hong Kong Exchanges and Clearing Limited	205	9,526
		20,501
Sweden 1.4%
ASSA ABLOY AB - Class B	169	5,977
Hexagon Aktiebolag - Class B	532	4,396
Sandvik Aktiebolag	158	6,522
Svenska Handelsbanken AB - Class A	133	1,954
Swedbank AB - Class A	23	852
		19,701
Belgium 1.3%
Argenx SE (a)	5	4,392
Argenx SE - ADR (a)	10	8,823
U C B	20	6,104
		19,319
Spain 1.3%
Banco Bilbao Vizcaya Argentaria S.A.	402	10,092
Endesa, S.A.	19	877
Iberdrola, Sociedad Anonima	317	7,891
		18,860
Russian Federation 1.2%
Nebius Group N.V. - Class A (a) (b) (c)	65	17,890
Australia 0.8%
Computershare Limited	183	4,836
Monadelphous Group Limited	41	894
Regis Resources Limited	154	645
Vault Minerals Limited	410	1,191
Ventia Services Group Limited (c)	553	2,375
West African Resources Ltd (a)	838	1,556
Westgold Resources Limited	179	588
		12,085
India 0.8%
Bharti Airtel Limited	279	5,467
HDFC Bank Limited - ADR	214	5,540
Oil and Natural Gas Corporation Limited	273	677
		11,684
Norway 0.7%
Aker Solutions ASA (c)	582	2,613
Equinor ASA	125	3,945
Gjensidige Forsikring ASA	143	3,863
		10,421

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Chile 0.7%
Antofagasta PLC	166	8,433
LATAM Airlines Group S.A.	57,777	1,680
		10,113
Turkey 0.5%
Migros Ticaret A.S. - Class A	57	823
Turkiye Is Bankasi Anonim Sirketi - Class C	17,901	5,698
		6,521
Peru 0.4%
Credicorp Ltd.	16	6,417
Singapore 0.4%
Singapore Telecommunications Limited	1,787	6,114
Ireland 0.4%
AIB Group Public Limited Company	467	5,489
Malaysia 0.3%
Kumpulan Sime Darby Berhad	9,218	4,846
Saudi Arabia 0.3%
Power And Water Utility Company For Jubail And Yanbu (Marafiq)	358	3,622
New Zealand 0.2%
OceanaGold Corporation	134	3,364
South Africa 0.2%
Clicks Group (b)	241	3,356
Kazakhstan 0.2%
Joint Stock Company Kaspi.Kz - ADR (c)	35	3,011
United Arab Emirates 0.1%
Emaar Development LLC	228	857
Emaar Properties PJSC	250	810
		1,667
Finland 0.1%
Orion Oyj - Class B	10	803
Portugal 0.1%
Galp Energia, SGPS, S.A. - Class B	37	786
Total Common Stocks (cost $1,290,975)		1,418,507
PREFERRED STOCKS 0.2%
Germany 0.2%
Sartorius Aktiengesellschaft	11	2,865
Total Preferred Stocks (cost $3,043)		2,865
SHORT TERM INVESTMENTS 4.5%
Securities Lending Collateral 2.5%
JNL Government Money Market Fund - Class SL, 3.63% (d) (e)	36,213	36,213
Investment Companies 2.0%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	28,388	28,388
Total Short Term Investments (cost $64,601)		64,601
Total Investments 103.1% (cost $1,358,619)		1,485,973
Other Assets and Liabilities, Net (3.1)%		(44,219)
Total Net Assets 100.0%		1,441,754

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL Multi-Manager International Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	—	244,164	215,776	174	—	—	28,388	2.0
JNL Government Money Market Fund, 3.63% - Class SL	—	138,266	102,053	104	—	—	36,213	2.5
	—	382,430	317,829	278	—	—	64,601	4.5

JNL Multi-Manager International Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aker Solutions ASA	05/20/26	2,906	2,613	0.2
China International Capital Corporation Limited - Class H	04/20/26	875	921	0.1
Contemporary Amperex Technology Co., Limited - Class H	05/04/26	5,901	6,472	0.4
Convatec Group PLC	04/20/26	6,066	5,457	0.4
Innovent Biologics, Inc. - Class B	04/20/26	827	735	—
Joint Stock Company Kaspi.Kz	04/20/26	3,149	3,011	0.2
Lundin Gold Inc.	01/09/26	6,302	4,191	0.3
Midea Group Co., Ltd. - Class H	04/20/26	880	807	0.1
Nebius Group N.V. - Class A	11/17/25	10,319	17,890	1.2
Scout24 SE	10/24/24	3,510	3,335	0.2
TUI AG	04/20/26	4,575	4,410	0.3
Ventia Services Group Limited	04/20/26	2,089	2,375	0.2
WuXi AppTec Co., Ltd. - Class H	04/20/26	1,761	2,220	0.2
WuXi Biologics (Cayman) Inc.	04/20/26	7,029	6,914	0.5
		56,189	61,351	4.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Multi-Manager International Equity Fund
Assets - Securities
Common Stocks	337,531	1,080,976	—	1,418,507
Preferred Stocks	—	2,865	—	2,865
Short Term Investments	64,601	—	—	64,601
	402,132	1,083,841	—	1,485,973

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 97.9%
Japan 23.3%
77 Bank, Ltd., The	254	5,234
Alfresa Holdings Corporation	167	2,229
Alps Alpine Co., Ltd.	598	7,591
Asahi Intecc Co., Ltd.	52	1,203
Azbil Corporation	819	8,733
Brother Industries, Ltd.	196	4,469
Chugoku Electric Power Co., Inc., The	294	1,610
Credit Saison Co., Ltd.	48	1,313
Curves Holdings Co., Ltd.	375	2,129
Daiei Environmental Co., Ltd.	300	7,014
Daifuku Co., Ltd.	70	3,104
Daiichikosho Co., Ltd.	87	919
Daiki Co., Ltd.	76	2,331
DIC Corporation	48	1,417
FP Corporation	63	1,004
Fuji Seal International, Inc.	63	1,101
Fuso Chemical Co., Ltd.	179	5,044
Hachijuni Nagano Bank, Ltd.	153	2,274
Hanwa Co., Ltd.	239	2,517
Hokkaido Electric Power Co., Inc. (a)	144	821
Hokuhoku Financial Group, Inc.	158	6,524
IHI Corporation	100	1,696
Integral Corporation (a)	110	1,863
ITOCHU ENEX Co., Ltd.	102	1,260
Iwatani Corporation	266	3,107
Japan Elevator Service Holdings Co., Ltd.	450	4,849
Japan Micronics Co., Ltd.	69	7,379
Kaga Electronics Co., Ltd.	43	1,123
Kanamoto Co., Ltd.	27	891
KATITAS Co., Ltd.	100	2,043
Kato Sangyo Co., Ltd.	21	779
Kobe Steel, Ltd.	155	1,791
Konica Minolta, Inc.	236	805
K's Holdings Co., Ltd.	114	1,337
Kyoto Financial Group Co., Ltd.	192	5,345
Kyushu Electric Power Co., Inc.	652	6,607
Maeda Kosen Co., Ltd.	147	1,599
MARUWA Co., Ltd.	4	1,824
Medipal Holdings Corporation	134	2,162
Megmilk Snow Brand Co., Ltd.	43	968
Metaplanet Co., Ltd. (a) (b)	343	426
Midac Holdings Co., Ltd.	64	807
Mitani Corporation	68	1,054
Mitsubishi Motors Corporation (a)	762	1,474
Nissan Chemical Corporation	49	2,569
Niterra Co., Ltd.	58	3,856
NS United Kaiun Kaisha, Ltd.	57	2,280
Nsk Ltd.	438	3,090
Park24 Co., Ltd.	324	4,026
PayPay Corp - ADR (b)	161	2,307
Persol Holdings Co., Ltd.	987	1,505
Rakuten Bank, Ltd. (b)	86	2,750
Rigaku Holdings Corporation	392	6,110
San-Ai Obli Co., Ltd.	128	1,649
Santen Pharmaceutical Co., Ltd.	160	2,095
Seiko Epson Corporation.	146	2,434
Sekisui House Reit, Inc.	3	1,557
Shibaura Mechatronics Corporation	262	7,717
Shikoku Electric Power Co., Inc.	427	3,872
Shimadzu Corporation	111	2,824
Ship Healthcare Holdings, Inc.	106	1,411
Showbond Holdings Co., Ltd. (a)	476	3,662
SK Kaken Co., Ltd.	34	1,975
SKY Perfect JSAT Corporation	118	1,969
Sojitz Corporation	70	2,249
Susumitomo Chemical Co., Ltd.	433	1,375
Suzuken Co., Ltd.	74	2,259
SWCC Corporation	34	2,874
Systena Corporation	560	1,370
Taiyo Yuden Co, Ltd	39	4,920
The Chiba Bank, Ltd.	153	2,341
TOCALO Co., Ltd.	98	1,975
Tohoku-Electric Power Co., Inc.	346	2,272
Tokai Rika Co., Ltd.	29	539
Tokyo Ohka Kogyo Co., Ltd.	54	3,873
Tokyo Tatemono Co., Ltd. (a)	98	1,993
Toyo Gosei Co., Ltd	15	1,542
Toyo Tire Corporation (a)	111	2,572
Toyoda Gosei	179	5,663
Toyota Boshoku Corporation	202	2,663
Transcosmos Inc.	54	1,196
Tsuruha Holdings Inc.	274	3,475
USS Co., Ltd.	327	3,839
Valor Holdings Co., Ltd.	55	1,321
Yamada Holdings Co., Ltd.	695	2,816
Zeon Corporation	111	1,621
		234,176
Canada 8.1%
5N Plus Inc. (b)	328	10,112
Air Canada (b)	140	2,451
Boardwalk Real Estate Investment Trust	21	963
Canadian Apartment Properties Real Estate Investment Trust	77	1,895
Celestica Inc. (b)	5	1,728
Centerra Gold Inc.	365	5,784
Cogeco Communications	29	1,308
Definity Financial Corporation	120	6,353
Extendicare Inc.	84	2,086
Finning International Inc.	57	4,046
Fortuna Mining Corp. (b)	358	3,025
Hammond Power Solutions, Inc. - Class A	15	3,746
Killam Apartment Real Estate Investment Trust - Class A	101	1,320
Linamar Corporation	40	2,851
Lumine Group Inc. (b)	108	1,642
MDA Space Ltd. (a) (b)	76	3,140
North West Company Inc., The	40	1,393
ONEX Corporation	41	3,081
Quebecor Inc. - Class B	49	2,318
Quincaillerie Richelieu Ltee Richelieu Hardware Ltd	124	3,549
Redevances OR Inc.	100	3,163
RioCan Real Estate Investment Trust	86	1,371
Russel Metals Inc.	58	2,480
Sprott Inc.	33	3,673
Strathcona Resources Ltd.	166	4,409
TerraVest Industries Inc. (a)	16	1,310
Vermilion Energy Inc.	234	2,188
		81,385
United Kingdom 7.9%
AB Dynamics PLC	63	885
Ceres Power Holdings PLC (b)	258	1,753
Clarkson PLC	23	1,293
Computacenter PLC	49	2,787
Conduit Holdings Limited	271	1,697
Currys PLC	1,359	2,878
Drax Group PLC	151	1,516
FirstGroup PLC	556	1,385
Games Workshop Group PLC	17	4,733
Genus PLC	85	2,421
Hill & Smith PLC	200	7,283
Howden Joinery Group PLC	183	2,040
InterContinental Hotels Group PLC - ADR (a)	14	2,424
Investec PLC	716	5,722
Jet2 PLC	274	4,722
Keller Group PLC	130	4,579
Metro Bank Holdings PLC (b)	1,259	2,730
Oxford Instruments PLC	240	9,743
Pinewood Technologies Group PLC (a) (b)	2	8
Rightmove PLC	334	1,945
SEGRO Public Limited Company	197	2,293
Sigmaroc PLC (b)	2,762	4,688
Spirax Group PLC	24	2,139
St. James's Place PLC	193	3,104
Trustpilot Group PLC (b)	638	2,201

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Zigup PLC	470	2,832
		79,801
Taiwan 5.9%
Arcadyan Technology Corporation	308	1,872
BizLink Holding Inc.	36	2,220
Compal Electronics, Inc.	840	942
Everlight Electronics Co., Ltd.	1,513	3,250
Fitipower Integrated Technology Inc.	230	1,203
Micro-Star International Co., Ltd.	1,176	5,444
Simplo Technology Co., Ltd.	510	6,721
Synnex Technology International Corporation	615	1,768
T3EX Global Holdings Corp.	469	1,035
Topoint Technology Co., Ltd.	340	6,259
Tung Ho Steel Enterprise Corporation	830	1,761
Universal Microwave Technology, Inc.	55	2,359
Wah Lee Industrial Corp.	565	2,321
Winbond Electronics Corp.	1,062	7,213
WNC Corporation	514	4,265
WPG Holdings Limited	2,420	8,207
WT Microelectronics Co., Ltd.	329	2,244
		59,084
South Korea 4.9%
APR Co., Ltd.	13	3,281
BGF Co., Ltd.	13	959
BNK Financial Group Inc.	334	3,688
CJ Logistics Corporation	35	1,689
DB Hitek Co., Ltd.	24	2,262
DL E&C Co., Ltd.	108	4,514
GS Holdings Corp.	103	4,441
Hanwha Corp.	65	4,206
Hyundai Marine & Fire Insurance Co., Ltd. (b)	50	1,130
Korean Reinsurance Company	185	1,594
Kumho Petrochemical Co., Ltd.	13	946
Kumho Tire Co., Inc. (b)	282	895
LG Innotek Co., Ltd.	4	2,597
LIG Defense&Aerospace Co., Ltd.	6	2,744
LS Corp.	8	2,042
LX International Co., Ltd.	127	3,034
Samsung Engineering Co., Ltd.	117	3,625
Samsung Securities Co., Ltd.	19	1,369
Seoul Guarantee Insurance Company	31	836
VITZRO CELL, Co., Ltd.	80	2,117
Youngone Corporation	22	1,021
		48,990
Germany 4.6%
Aixtron SE	101	6,083
AlzChem Group AG	16	3,120
Aroundtown S.A.	456	1,211
AUTO1 Group SE (b)	363	9,656
Befesa S.A. (c)	36	1,222
ELMOS Semiconductor Aktiengesellschaft	20	4,191
LPKF Laser & Electronics SE (b)	19	473
Nordex SE (b)	118	6,232
OHB Sweden AB	10	3,268
Scout24 SE (c)	45	3,756
Stabilus SE	62	1,068
TUI AG (c)	710	5,875
		46,155
Australia 3.4%
AUB Group Limited	82	1,628
Charter Hall Retail REIT	958	2,602
CODAN Limited	142	4,375
Cuscal Limited (b)	435	1,521
IMDEX Ltd	957	2,740
Neuren Pharmaceuticals Limited (b)	245	3,019
Nine Entertainment Co. Holdings Limited	1,548	951
NRW Holdings Limited	236	1,226
Perenti Limited	1,260	1,976
Regis Resources Limited	1,388	5,800
Stanmore Resources Limited	505	817
Steadfast Group Ltd	885	3,127
Superloop Limited (b)	1,705	3,907
Vault Minerals Limited	267	775
		34,464
Sweden 3.3%
Addtech AB - Class B	68	2,385
Alleima AB (a)	214	1,956
Ambea AB ( publ ) (c)	69	1,058
Attendo International AB (c)	390	4,939
Beijer Alma AB - Class B	60	1,823
Bergman & Beving Aktiebolag - Class B (a)	120	3,612
Bonesupport Holding AB (b)	124	2,713
Hemnet AB	211	1,604
Intea Fastigheter AB (publ) - Class B	134	1,019
John Mattson Fastighetsforetagen AB (publ) (b)	232	1,385
Lagercrantz Group Aktiebolag - Class B	159	4,189
Loomis AB - Class B	21	1,007
MIPS AB (a)	95	2,533
Rusta AB (publ) (a)	300	2,488
		32,711
France 3.0%
Argan	22	1,512
Carmila	74	1,408
Elis Services	143	4,435
Exail Technologies (a) (b)	47	6,456
Gaztransport Et Technigaz	10	2,126
GFI Industries	38	2,838
Soitec (b)	19	2,535
Sopra Steria Group	11	1,729
STEF (a)	11	1,485
Teleperformance SE (a)	97	5,093
Valeo	72	1,061
		30,678
India 3.0%
Chennai Petroleum Corporation Limited	138	1,697
Dr. Lal Pathlabs Limited	81	1,410
Federal Bank Ltd, The	1,119	3,916
Indian Energy Exchange Limited	1,817	2,408
Lic Housing Finance Limited	391	2,337
Multi Commodity Exchange of India Limited	88	2,659
National Aluminium Co Ltd	1,964	7,059
Power Finance Corporation Limited	1,114	5,009
PTC India Limited	411	789
Sterlite Technologies Limited (b)	435	2,842
		30,126
Italy 2.8%
BFF Bank S.P.A (a) (d)	165	583
GeneralFinance S.p.A. (c)	27	901
Interpump Group S.p.A. (a)	133	5,137
Lottomatica Group S.p.A.	335	9,316
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	26	1,512
SeSa S.P.A.	10	994
Sol S.P.A.	45	2,998
Unipol Assicurazioni S.P.A.	256	7,151
		28,592
Singapore 2.0%
AEM Holdings Ltd.	1,806	15,073
Boustead Singapore Limited	859	1,364
Hafnia Limited	227	1,483
Parkway Life Real Estate Investment Trust	620	1,943
Yangzijiang Financial Holding Ltd. (b)	3,649	610
		20,473
Norway 2.0%
Aker Solutions ASA (c)	383	1,718
Bw Lpg Limited	142	2,472
Hoegh Autoliners ASA	269	3,943
MPC Container Ships ASA	897	2,297
Norwegian Air Shuttle ASA	560	835
Protector Forsikring ASA	69	3,318
TGS ASA	236	3,081
Wallenius Wilhelmsen ASA	151	1,998
		19,662

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
China 1.9%
China Resources Pharmaceutical Group Limited (c)	6,736	3,648
Consun Pharmaceutical Group Limited	1,018	1,636
FinVolution Group - Class A - ADR	479	2,293
Harbin Electric Co., Ltd. - Class H	1,453	2,860
Joyy Inc. - Class A - ADR	17	1,149
TCL Electronics Holdings Limited	3,748	6,194
Weibo Corporation - Class A - ADR (a)	114	827
		18,607
Switzerland 1.8%
Bachem Holding AG - Class N (a)	41	3,908
Huber+Suhner AG - Class N	4	1,209
Kuros Biosciences AG (a) (b)	84	1,996
R&S Group Holding AG (a)	81	2,753
SMG Swiss Marketplace Group Holding AG	74	2,347
Sportradar Group AG - Class A (b)	204	3,047
Verisure P.L.C. (a) (b)	256	2,855
		18,115
Netherlands 1.7%
Aalberts N.V.	177	7,880
Cementir Holding N.V. (a)	192	3,198
CTP N.V.	110	2,010
Koninklijke Bam Groep N.V.	90	1,267
Koninklijke Heijmans N.V.	13	1,681
Van Lanschot Kempen N.V.	15	1,147
		17,183
Brazil 1.5%
Compass Gas E Energia S.A.	715	3,374
Embraer S.A.	376	5,972
Orizon Valorizacao De Residuos SA (b)	165	2,536
Prio S.A. (b)	320	3,241
		15,123
Israel 1.4%
Bezeq Israel Communications Company Ltd	1,264	2,986
EL AL Israel Airlines Ltd.	180	899
G City Ltd	453	1,700
Tel Aviv Stock Exchange Ltd., The	109	4,521
ZIM Integrated Shipping Services Ltd	171	4,443
		14,549
Ireland 1.4%
Cairn Homes Public Limited Company	541	1,548
Cosmo N.V. - Class N	24	1,991
DCC Public Limited Company	75	6,230
Kingspan Group Public Limited Company	29	2,679
Mincon Group Public Limited Company	1,831	1,410
		13,858
Austria 1.3%
ASTA Energy Solutions AG (b)	48	3,747
AT & S Austria Technologie & Systemtechnik Aktiengesellschaft (b)	40	9,691
		13,438
Spain 1.2%
Atalaya Mining PLC	277	3,011
CIE Automotive Sociedad Anonima	27	835
Clinica Baviera, S.A.	15	988
Grenergy Renovables S.A. (b)	32	4,219
Vidrala SA (a)	12	1,114
Viscofan, S.A.	22	1,494
		11,661
Greece 1.1%
Alpha Bank S.A.	1,302	5,911
Athens International Airport S.A.	128	1,588
Motor Oil (Hellas) Corinth Refineries S.A. - Class R	88	3,848
		11,347
Thailand 1.1%
Regional Container Lines Public Co Ltd	3,573	3,423
Star Petroleum Refining Public Company Limited	3,875	888
Thai Oil Public Company Limited	4,735	6,938
		11,249
Hong Kong 1.1%
Hysan Development Company Limited	814	1,717
VSTECS Holdings Limited	5,382	6,109
Wasion Holdings Limited	1,272	3,237
		11,063
Belgium 1.1%
Fagron	67	1,854
KBC Ancora	44	4,102
Melexis	21	1,882
Warehouses De Pauw	123	3,113
		10,951
United States of America 1.0%
Anteris Technologies Global Corp. (a) (b)	253	2,497
Cirrus Aircraft Limited	136	589
Legend Biotech Corp - ADR (b)	46	1,323
Millicom International Cellular S.A.	12	1,110
PriceSmart, Inc.	24	4,766
		10,285
Indonesia 0.9%
PT. Adaro Andalan Indonesia	4,107	1,791
PT. Alamtri Resources Indonesia	26,121	3,316
PT. Indo Tambangraya Megah Tbk.	971	1,195
PT. Japfa Comfeed Indonesia	10,622	1,162
PT. Selamat Sempurna	9,962	896
PT. Sumber Alfaria Trijaya	13,675	1,052
		9,412
Poland 0.8%
Allegro.eu (b) (c)	795	8,003
Denmark 0.7%
ALK-Abello A/S - Class B	81	3,024
Dampskibsselskabet Norden A/S	35	1,490
H. Lundbeck A/S - Class B	225	1,462
ISS A/S	25	1,021
		6,997
New Zealand 0.6%
OceanaGold Corporation	223	5,592
Finland 0.4%
Nokian Renkaat Oyj (a)	316	4,318
Malaysia 0.4%
Kumpulan Sime Darby Berhad	8,149	4,284
South Africa 0.4%
Life Healthcare Group Holdings	1,882	1,196
Telkom S.A. Ltd	812	2,787
		3,983
Turkey 0.4%
Astor Enerji Anonim Sirketi	396	2,357
Torunlar Gayrimenkul Yatirim Ortakligi Anonim Sirketi	634	1,360
		3,717
Colombia 0.4%
Parex Resources Inc.	239	3,599
Mexico 0.3%
Vista Energy, S.A.B. De C.V. - Series A - ADR (b)	52	3,300
Lithuania 0.3%
Baltic Classifieds Group PLC	1,301	3,233
Philippines 0.2%
International Container Terminal Services, Inc.	160	2,336
Portugal 0.2%
NOS, SGPS, S.A.	329	1,894
United Arab Emirates 0.1%
Dubai Residential REIT	2,958	1,007
Total Common Stocks (cost $912,541)		985,401
INVESTMENT COMPANIES 0.5%
United States of America 0.5%
Vanguard FTSE All-World ex-US Small-Cap Index ETF (a)	35	5,400
Total Investment Companies (cost $5,379)		5,400
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
PREFERRED STOCKS 0.1%
Italy 0.1%
Danieli & C. Officine Meccaniche S.p.A.	19	1,029
Total Preferred Stocks (cost $1,029)		1,029
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 3.53% (e) (f)	7,249	7,249
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 3.63% (e) (f)	1,360	1,360
Total Short Term Investments (cost $8,609)		8,609
Total Investments 99.4% (cost $927,558)		1,000,439
Other Assets and Liabilities, Net 0.6%		5,768
Total Net Assets 100.0%		1,006,207

(a) All or a portion of the security was on loan as of June 30, 2026.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $583 and 0.1% of the Fund.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL Multi-Manager International Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	15,656	486,114	494,521	292	—	—	7,249	0.7
JNL Government Money Market Fund, 3.63% - Class SL	—	33,427	32,067	18	—	—	1,360	0.2
	15,656	519,541	526,588	310	—	—	8,609	0.9

JNL Multi-Manager International Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aker Solutions ASA	04/23/25	1,171	1,718	0.2
Allegro.eu	04/20/26	7,001	8,003	0.8
Ambea AB ( publ )	09/25/25	957	1,058	0.1
Attendo International AB	02/16/26	4,380	4,939	0.5
Befesa S.A.	04/28/26	1,389	1,222	0.1
China Resources Pharmaceutical Group Limited	04/01/26	4,829	3,648	0.3
GeneralFinance S.p.A.	04/28/26	956	901	0.1
Scout24 SE	01/05/24	5,047	3,756	0.4
TUI AG	12/22/23	5,916	5,875	0.6
		31,646	31,120	3.1

JNL Multi-Manager International Small Cap Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BNP	07/02/26	HKD	4,285	546	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	139,933	845,468	—	985,401
Investment Companies	5,400	—	—	5,400
Preferred Stocks	—	1,029	—	1,029
Short Term Investments	8,609	—	—	8,609
	153,942	846,497	—	1,000,439
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 92.8%
Industrials 28.7%
AGCO Corporation	21	2,526
Alamo Group Inc.	18	2,953
AMETEK, Inc.	14	3,320
API Group Corporation (a)	174	7,385
Arxis, Inc. - Class A (a)	20	919
ATI Inc. (a)	28	5,598
Axon Enterprise, Inc. (a)	7	3,738
Bloom Energy Corporation - Class A (a)	5	1,659
BWXT Government Group, Inc.	9	1,692
C.H. Robinson Worldwide, Inc.	20	3,715
CACI International Inc. - Class A (a)	22	10,118
Carlisle Companies Incorporated	14	5,085
Carpenter Technology Corporation	11	6,804
Carrier Global Corporation	81	5,905
CECO Environmental Corp. (a)	1	75
Cintas Corporation	10	1,717
Comfort Systems USA, Inc.	6	12,332
Construction Partners, Inc. - Class A (a)	26	3,078
Crane Company	21	4,640
CSX Corporation	116	5,494
Curtiss-Wright Corporation	6	4,942
Delta Air Lines, Inc.	49	4,523
DroneShield Limited (a)	243	411
EMCOR Group, Inc.	4	3,460
ESCO Technologies Inc.	7	2,605
Expeditors International of Washington, Inc. - Class A	29	4,798
Fastenal Company	10	468
Federal Signal Corporation	10	1,329
Fedex Freight Holding Company, Inc. (a)	52	7,871
Forgent Power Solutions, Inc. - Class A (a)	76	4,237
FTAI Aviation Ltd.	4	1,095
FTI Consulting, Inc. (a)	23	3,371
Granite Construction Incorporated	21	3,378
HEICO Corporation - Class A	1	341
Howmet Aerospace Inc.	21	5,831
Hubbell Incorporated	12	6,187
IDEX Corporation	22	5,061
IES Holdings, Inc. (a)	1	764
ITT Inc.	14	2,764
J.B. Hunt Transport Services, Inc.	4	1,223
Karman Holdings Inc. (a)	32	1,619
Knight-Swift Transportation Holdings Inc. - Class A	104	8,071
L3Harris Technologies, Inc.	13	3,799
Landstar System, Inc.	16	3,267
Leonardo DRS, Inc.	8	352
Lincoln Electric Holdings, Inc.	21	5,655
MasTec, Inc. (a)	24	9,603
Mayville Engineering Company, Inc. (a)	47	1,775
McGrath RentCorp	40	4,845
Mercury Systems, Inc. (a)	9	1,110
Modine Manufacturing Company (a)	3	881
NextPower LLC - Class A (a)	8	980
Nvent Electric Public Limited Company	20	3,384
Old Dominion Freight Line, Inc.	5	1,024
Otis Worldwide Corporation	108	7,767
PACCAR Inc.	12	1,473
Quanta Services, Inc.	8	5,746
Qxo, Inc. (a)	45	776
RBC Bearings Incorporated (a)	13	8,332
Regal Rexnord Corporation	26	6,172
Republic Services, Inc.	17	3,654
Rocket Lab USA, Inc. (a)	34	3,465
Rockwell Automation, Inc.	8	3,803
Simpson Manufacturing Co., Inc.	29	5,964
SPX Technologies, Inc. (a)	7	1,640
SS&C Technologies Holdings, Inc.	67	4,142
StandardAero, Inc. (a)	465	13,893
Sterling Infrastructure, Inc. (a)	11	9,280
TFI International Inc.	35	5,078
Toro Company, The	53	5,163
Trane Technologies Public Limited Company	4	2,123
UFP Industries, Inc.	42	3,768
VSE Corporation	13	2,854
W.W. Grainger, Inc.	2	2,364
Westinghouse Air Brake Technologies Corporation	17	4,578
Woodward, Inc.	16	6,865
Xometry, Inc. - Class A (a)	20	1,974
XPO, Inc. (a)	27	5,568
Xylem Inc.	33	3,854
		320,073
Information Technology 14.4%
Advanced Energy Industries, Inc.	8	2,945
Akamai Technologies, Inc. (a)	53	6,318
AppFolio, Inc. - Class A (a)	7	1,154
Astera Labs, Inc. (a)	10	4,972
Cadence Design Systems, Inc. (a)	5	2,018
CDW Corp.	19	2,672
Celestica Inc. (a)	8	3,073
Cloudflare, Inc. - Class A (a)	35	8,627
Cognex Corporation	43	3,092
Coherent Corp. (a)	19	7,602
Constellation Software Inc.	3	5,757
Credo Technology Group Holding Ltd (a)	10	2,747
Datadog, Inc. - Class A (a)	25	6,427
F5, Inc. (a)	10	4,160
Fabrinet (a)	1	593
Fair Isaac Corporation (a)	—	476
Flex Ltd. (a)	63	10,195
Gartner, Inc. (a)	2	292
IPG Photonics Corporation (a)	21	2,440
Keysight Technologies, Inc. (a)	33	11,640
Lattice Semiconductor Corporation (a)	34	5,190
Lumentum Holdings Inc. (a)	7	6,004
MACOM Technology Solutions Holdings, Inc. (a)	19	7,055
Microchip Technology Incorporated	90	8,199
MKS Inc.	17	7,497
MongoDB, Inc. - Class A (a)	6	2,082
Monolithic Power Systems, Inc.	4	5,802
Nebius Group N.V. - Class A (a) (b) (c)	5	1,318
Nlight, Inc. (a)	16	1,140
Okta, Inc. - Class A (a)	28	3,797
Onto Innovation Inc. (a)	1	528
OSI Systems, Inc. (a)	6	1,393
SanDisk LLC (a)	—	489
Sanmina Corporation (a)	7	1,881
Snowflake Inc. - Class A (a)	20	5,044
Teradyne, Inc.	16	7,766
Tower Semiconductor Ltd. (a)	5	1,363
Trimble Inc. (a)	49	2,528
TTM Technologies, Inc. (a)	8	1,515
Zebra Technologies Corporation - Class A (a)	12	3,054
		160,845
Consumer Discretionary 8.7%
Aptiv PLC (a)	19	1,186
Aramark	89	5,041
AutoZone, Inc. (a)	1	4,331
BorgWarner Inc.	72	4,774
Carnival Corporation	334	9,532
Cooper-Standard Holdings Inc. (a)	14	368
Coupang, Inc. - Class A (a)	92	1,599
DK Crown Holdings Inc. - Class A (a)	3	85
Dutch Bros Inc. - Class A (a)	29	2,110
Expedia Group, Inc.	15	3,841
Flutter Entertainment Public Limited Company (a)	5	506
Garmin Ltd.	5	1,152
Genuine Parts Company	58	6,807
Hilton Worldwide Holdings Inc.	33	10,975
Lithia Motors, Inc. - Class A	25	7,197
Lowe`s Companies, Inc.	28	6,091
Marriott International, Inc. - Class A	8	2,816
On Holding AG - Class A (a)	10	339
Penske Automotive Group, Inc.	26	4,581
Ralph Lauren Corporation - Class A	5	2,109
Ross Stores, Inc.	16	3,448

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Royal Caribbean Cruises Ltd.	6	1,863
Tapestry, Inc.	8	1,170
Texas Roadhouse, Inc. - Class A	37	7,149
Viking Holdings Ltd (a)	32	3,347
Williams-Sonoma, Inc.	19	4,382
Wingstop Inc.	4	717
		97,516
Health Care 7.7%
Alnylam Pharmaceuticals, Inc. (a)	2	459
Brightspring Health Services, Inc. (a)	29	2,041
Cardinal Health, Inc.	12	2,771
Cencora, Inc.	6	1,571
Centene Corporation (a)	47	3,023
Cooper Companies, Inc., The (a)	107	7,640
DexCom, Inc. (a)	23	1,575
GE HealthCare Technologies Inc.	80	5,110
Guardant Health, Inc. (a)	16	2,437
IDEXX Laboratories, Inc. (a)	4	2,122
Labcorp Holdings Inc.	82	22,734
Medline Inc. - Class A (a)	32	1,267
Molina Healthcare, Inc. (a)	31	7,084
Natera, Inc. (a)	11	2,938
Quest Diagnostics Incorporated	23	4,801
Revolution Medicines, Inc. (a)	11	2,079
Revvity, Inc.	53	5,850
Royalty Pharma PLC - Class A	48	2,699
Smith & Nephew PLC - ADR (b)	147	4,235
Veeva Systems Inc. - Class A (a)	4	740
Waters Corporation (a)	7	2,514
West Pharmaceutical Services, Inc.	2	878
		86,568
Financials 7.6%
American Financial Group, Inc.	25	3,460
Brown & Brown, Inc.	69	4,440
CBOE Global Markets, Inc.	5	1,178
Citizens Financial Group, Inc.	32	2,215
Commerce Bancshares, Inc.	150	8,657
Corpay Inc. (a)	18	5,867
Evercore Inc. - Class A	8	2,755
Fairfax Financial Holdings Limited	5	8,990
First Citizens BancShares, Inc. - Class A	4	7,784
Hartford Insurance Group, Inc., The	39	5,208
LPL Financial Holdings Inc.	5	1,514
MSCI Inc. - Class A	4	2,331
Old Republic International Corporation	87	3,563
Raymond James Financial, Inc.	33	5,017
Remitly Global, Inc. (a)	15	337
Robinhood Markets, Inc. - Class A (a)	44	4,403
Toast, Inc. - Class A (a)	18	511
Truist Financial Corporation	125	6,237
White Mountains Insurance Group Ltd	3	6,388
Willis Towers Watson Public Limited Company	17	4,485
		85,340
Consumer Staples 7.4%
Archer-Daniels-Midland Company	59	4,544
BJ's Wholesale Club Holdings, Inc. (a)	131	11,393
Cal-Maine Foods, Inc.	104	8,406
Casey's General Stores, Inc.	11	8,565
Celsius Holdings, Inc. (a)	131	3,856
Coca-Cola Consolidated, Inc.	46	8,887
Estee Lauder Companies Inc., The - Class A	64	5,062
Keurig Dr Pepper Inc.	224	7,346
Performance Food Group Company (a)	22	2,448
Sprouts Farmers Market, Inc. (a)	76	6,459
United Natural Foods, Inc. (a)	146	6,685
US Foods Holding Corp. (a)	86	8,748
		82,399
Materials 6.7%
Amrize AG	309	16,474
AngloGold Ashanti PLC	47	3,801
AptarGroup, Inc.	95	11,923
CF Industries Holdings, Inc.	29	3,104
CRH Public Limited Company	18	1,874
DuPont de Nemours, Inc.	36	4,891
Element Solutions Inc.	51	2,442
Hudbay Minerals Inc.	37	879
International Flavors & Fragrances Inc.	98	7,780
Packaging Corporation of America	28	6,624
RPM International Inc.	58	6,416
Solstice Advanced Materials US, Inc.	9	824
Steel Dynamics, Inc.	25	5,653
Vulcan Materials Company	7	2,081
		74,766
Energy 3.7%
Baker Hughes Company - Class A	96	5,293
Cheniere Energy, Inc.	9	2,249
Chord Energy Corporation	24	2,772
Devon Energy Corporation	100	4,137
Diamondback Energy, Inc.	16	2,778
Expand Energy Corporation	43	3,912
Halliburton Company	132	4,481
Marathon Petroleum Corporation	5	1,151
Matador Resources Company	78	3,865
SLB Limited	76	3,524
Targa Resources Corp.	16	4,416
TechnipFMC PLC	47	3,079
		41,657
Real Estate 3.5%
Camden Property Trust	48	5,518
CBRE Group, Inc. - Class A (a)	5	629
Equity Lifestyle Properties, Inc.	74	4,795
Iron Mountain Incorporated	19	2,354
Lamar Advertising Company - Class A	36	5,686
Mid-America Apartment Communities, Inc.	47	6,463
NNN REIT, Inc.	90	4,204
Simon Property Group, Inc.	14	3,042
St. Joe Company, The	65	4,055
Welltower Inc.	10	2,325
		39,071
Communication Services 2.4%
AST Spacemobile, Inc. - Class A (a) (b)	9	821
Atlanta Braves Holdings, Inc. - Series C (a)	141	7,308
Live Nation Entertainment, Inc. (a)	11	2,042
News Corporation - Class A	185	4,604
Roblox Corporation - Class A (a)	11	600
Sphere Entertainment Co. - Class A (a)	12	4,883
TKO Group Holdings Inc. - Class A	5	1,051
Universal Music Group N.V. - ADR	477	4,976
		26,285
Utilities 2.0%
Alliant Energy Corporation	91	6,973
American Water Works Company, Inc.	42	5,474
CMS Energy Corporation	78	5,950
NRG Energy, Inc.	5	666
Talen Energy Corporation (a)	2	656
Vistra Corp.	16	2,492
		22,211
Total Common Stocks (cost $952,302)		1,036,731
INVESTMENT COMPANIES 4.9%
JNL Mid Cap Index Fund - Class I (d)	3,601	54,485
Total Investment Companies (cost $52,000)		54,485
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.3%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	25,725	25,725
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 3.63% (d) (e)	4,811	4,811
Total Short Term Investments (cost $30,536)		30,536
Total Investments 100.4% (cost $1,034,838)		1,121,752
Other Assets and Liabilities, Net (0.4)%		(4,974)
Total Net Assets 100.0%		1,116,778

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Security is restricted to resale to institutional investors or subject to trading

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL Multi-Manager Mid Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Mid Cap Index Fund - Class I	—	52,000	—	—	—	2,485	54,485	4.9
JNL Government Money Market Fund, 3.53% - Class I	22,398	191,827	188,500	510	—	—	25,725	2.3
JNL Government Money Market Fund, 3.63% - Class SL	7,337	74,364	76,890	125	—	—	4,811	0.4
	29,735	318,191	265,390	635	—	2,485	85,021	7.6

JNL Multi-Manager Mid Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nebius Group N.V. - Class A	11/17/25	1,239	1,318	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,036,320	411	—	1,036,731
Investment Companies	54,485	—	—	54,485
Short Term Investments	30,536	—	—	30,536
	1,121,341	411	—	1,121,752

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL Multi-Manager Select Equity Fund
COMMON STOCKS 93.0%
Information Technology 17.9%
Apple Inc.	19	5,450
AppLovin Corporation - Class A (a)	119	61,395
Dell Technologies Inc. - Class C	18	7,597
Microsoft Corporation	72	26,935
NVIDIA Corporation	275	55,092
Seagate Technology Holdings Public Limited Company	54	52,255
Taiwan Semiconductor Manufacturing Company Limited - ADR	71	33,736
TD SYNNEX Corporation	55	14,605
Western Digital Corporation	32	20,279
		277,344
Health Care 15.0%
AbbVie Inc.	33	8,406
Becton, Dickinson and Company	37	5,560
Brookdale Senior Living Inc. (a)	2,237	35,990
Cardinal Health, Inc.	103	24,366
Cigna Group, The	68	18,631
CVS Health Corporation	105	10,887
Eli Lilly and Company	14	17,320
GE HealthCare Technologies Inc.	85	5,429
Illumina, Inc. (a)	63	11,086
Intuitive Surgical, Inc. (a)	12	4,699
Labcorp Holdings Inc.	43	12,147
McKesson Corporation	20	14,749
Novartis AG - ADR	95	14,844
Tenet Healthcare Corporation (a)	104	19,456
Teva Pharmaceutical Industries Ltd - ADR (a)	839	28,413
		231,983
Industrials 13.0%
CACI International Inc. - Class A (a)	13	5,994
Carlisle Companies Incorporated	7	2,693
Deere & Company	3	2,231
DPC Holdings Limited (a) (b)	512	25,114
FedEx Corporation	49	15,231
General Electric Company	62	23,096
Huntington Ingalls Industries, Inc.	52	14,439
Lockheed Martin Corporation	7	3,385
Rolls-Royce Holdings PLC - ADR	2,192	42,198
Siemens Energy AG	268	51,183
StandardAero, Inc. (a)	330	9,856
Union Pacific Corporation	18	4,890
		200,310
Financials 11.8%
Allstate Corporation, The	73	17,409
American Express Company	32	10,972
Arthur J. Gallagher & Co.	29	6,618
Bank of America Corporation	151	8,620
Berkshire Hathaway Inc. - Class B (a)	36	17,797
Cincinnati Financial Corporation	51	9,420
Fairfax Financial Holdings Limited	6	9,654
First Citizens BancShares, Inc. - Class A	3	6,507
LPL Financial Holdings Inc.	38	10,687
Old Republic International Corporation	82	3,336
Progressive Corporation, The	108	23,707
Reinsurance Group of America, Incorporated	108	22,990
RenaissanceRe Holdings Ltd	26	8,313
State Street Corporation	49	8,366
Travelers Companies, Inc., The	21	6,798
Wells Fargo & Company	53	4,360
Willis Towers Watson Public Limited Company	24	6,333
		181,887
Consumer Discretionary 7.2%
Amazon.com, Inc. (a)	198	47,310
Lithia Motors, Inc. - Class A	17	4,996
LVMH Moet Hennessy Louis Vuitton - ADR	55	6,052
McDonald's Corporation	26	7,135
Sea Limited - Class A - ADR (a)	197	18,858
Tapestry, Inc.	186	27,213
		111,564
Consumer Staples 7.1%
Altria Group, Inc.	349	25,134
BJ's Wholesale Club Holdings, Inc. (a)	142	12,374
Coca-Cola Company, The	177	14,391
Hershey Company, The	36	6,250
Keurig Dr Pepper Inc.	150	4,912
Philip Morris International Inc.	254	46,062
		109,123
Communication Services 7.0%
AT&T Inc.	813	16,821
Meta Platforms, Inc. - Class A	79	45,227
Spotify Technology S.A. (a)	30	13,788
Universal Music Group N.V. - ADR (b)	530	5,533
Verizon Communications Inc.	419	17,756
Walt Disney Company, The	93	8,953
		108,078
Utilities 5.4%
American Electric Power Company, Inc.	63	8,677
American Water Works Company, Inc.	109	14,293
Atmos Energy Corporation	53	9,096
CenterPoint Energy, Inc.	169	7,438
Constellation Energy Group, Inc.	28	6,892
Duke Energy Corporation	59	7,448
Exelon Corporation	234	10,922
NextEra Energy, Inc.	86	7,566
XCEL Energy Inc.	142	11,378
		83,710
Energy 3.5%
BP P.L.C. - ADR	153	5,671
Chevron Corporation	43	7,150
Devon Energy Corporation	157	6,505
Diamondback Energy, Inc.	25	4,442
Exxon Mobil Corporation	222	30,388
		54,156
Real Estate 2.9%
American Healthcare REIT, Inc.	368	19,179
Mid-America Apartment Communities, Inc.	46	6,353
Welltower Inc.	87	19,678
		45,210
Materials 2.2%
Amrize AG	208	11,082
Corteva, Inc.	157	13,305
CRH Public Limited Company	97	10,371
		34,758
Total Common Stocks (cost $1,214,594)		1,438,123
PRIVATE INVESTMENT FUNDS 4.5%
WCM Partners Fund (c) (d)	50,000	69,090
Total Private Investment Funds (cost $50,000)		69,090
RIGHTS 0.0%
ABIOMED, Inc. (a) (e)	8	13
Total Rights (cost $0)		13
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 3.63% (f) (g)	12,808	12,808
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 3.53% (f) (g)	2,385	2,385
Total Short Term Investments (cost $15,193)		15,193
Total Investments 98.5% (cost $1,279,787)		1,522,419
Other Assets and Liabilities, Net 1.5%		23,954
Total Net Assets 100.0%		1,546,373

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Security fair valued using the NAV per share practical expedient in accordance with the procedures approved by the Board of Trustees. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Security is restricted to resale to institutional investors or subject to trading

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL Multi-Manager Select Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	29,672	297,378	324,665	382	—	—	2,385	0.2
JNL Government Money Market Fund, 3.63% - Class SL	13,135	148,148	148,475	157	—	—	12,808	0.8
	42,807	445,526	473,140	539	—	—	15,193	1.0

JNL Multi-Manager Select Equity Fund — Private Fund Investments
	Lockup Period	Redemption Notice	Termination Date
WCM Partners Fund

An evergreen hybrid fund seeking to invest in high quality businesses with growing moats and strong corporate cultures across both public equities and pre-IPO private companies. The fund will target roughly 40-50 investments domiciled within and outside the U.S.

	2 Years	90 Days	N/A

JNL Multi-Manager Select Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
WCM Partners Fund	04/01/26	50,000	69,090	4.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other ($)[1]	Total ($)
JNL Multi-Manager Select Equity Fund
Assets - Securities
Common Stocks	1,386,940	51,183	—	—	1,438,123
Private Investment Funds	—	—	—	69,090	69,090
Rights	—	—	13	—	13
Short Term Investments	15,193	—	—	—	15,193
	1,402,133	51,183	13	69,090	1,522,419

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 97.9%
Industrials 29.2%
AAON, Inc.	328	41,695
Advanced Drainage Systems, Inc.	201	31,604
AeroVironment, Inc. (a) (b)	11	1,875
Alliance Laundry Holdings Inc. (a)	188	4,975
Applied Aerospace & Defense, Inc. (a)	709	16,162
Applied Industrial Technologies, Inc.	44	14,860
Argan, Inc.	13	10,504
Armstrong World Industries, Inc.	31	4,917
Arxis, Inc. - Class A (a)	224	10,308
Axon Enterprise, Inc. (a)	10	5,689
BETA Technologies, Inc. - Class A (a)	153	2,553
Bloom Energy Corporation - Class A (a)	10	3,123
Cardinal Infrastructure Group Inc. - Class A (a) (b)	185	17,424
Carpenter Technology Corporation	14	8,062
Casella Waste Systems, Inc. - Class A (a)	152	14,741
CECO Environmental Corp. (a)	143	13,036
Construction Partners, Inc. - Class A (a)	59	6,997
CSW Industrials, Inc.	14	3,873
Curtiss-Wright Corporation	8	5,864
Donaldson Company, Inc.	189	16,927
DPC Holdings Limited (a) (b)	84	4,138
Ducommun Incorporated (a)	54	9,948
Dycom Industries, Inc. (a)	31	15,834
Enerpac Tool Group Corp. - Class A	389	13,955
Enpro Inc.	26	9,678
Eos Energy Enterprises, Inc. - Class A (a) (b)	345	2,026
ESCO Technologies Inc.	31	10,890
Everus Construction Group, Inc. (a)	33	5,375
Federal Signal Corporation	15	1,904
Firefly Aerospace Inc. (a)	53	1,558
Fluence Energy, Inc. - Class A (a)	149	2,960
Forgent Power Solutions, Inc. - Class A (a)	571	31,903
FTAI Aviation Ltd.	46	12,673
FTI Consulting, Inc. (a)	17	2,596
Generac Holdings Inc. (a)	2	556
Graham Corporation (a)	56	6,987
Griffon Corporation	42	4,135
HawkEye 360, Inc. (a)	101	2,041
HEICO Corporation - Class A	70	18,158
IES Holdings, Inc. (a)	4	2,982
Karman Holdings Inc. (a)	282	14,126
Knight-Swift Transportation Holdings Inc. - Class A	53	4,091
Kornit Digital Ltd. (a)	263	4,279
Kratos Defense & Security Solutions, Inc. (a)	175	8,700
Legence Corp. - Class A (a)	21	1,803
Limbach Holdings, Inc. (a)	79	6,051
Loar Holdings Inc. (a)	158	12,777
Mayville Engineering Company, Inc. (a)	53	1,974
Mercury Systems, Inc. (a)	282	34,556
Modine Manufacturing Company (a)	73	19,669
Moog Inc. - Class A	33	14,150
MYR Group Inc. (a)	4	1,963
Newpark Resources, Inc. (a)	82	1,299
NextPower LLC - Class A (a)	192	22,907
Omega Flex, Inc.	29	916
Onterris, Inc. (a)	531	10,732
Openlane, Inc. (a)	37	1,530
Planet Labs Inc. - Class A (a)	207	6,843
Qxo, Inc. (a) (b)	263	4,546
RBC Bearings Incorporated (a)	6	3,958
Regal Rexnord Corporation	49	11,724
Saia, Inc. (a)	72	30,517
Simpson Manufacturing Co., Inc.	84	17,675
SiteOne Landscape Supply, Inc. (a)	110	12,561
SOLV Energy, Inc. - Class A (a)	88	3,005
Spire Global Subsidiary, Inc. - Class A (a) (b)	52	971
SPX Technologies, Inc. (a)	11	2,608
Sterling Infrastructure, Inc. (a)	20	17,278
Terex Corporation	46	3,331
Toro Company, The	49	4,785
UL Solutions Inc. - Class A	169	17,222
Verisk Analytics, Inc.	48	8,587
Vicor Corporation (a)	21	8,000
Voyager Technologies, Inc. - Class A (a)	120	3,870
VSE Corporation	27	6,079
Watts Water Technologies, Inc. - Class A	32	12,418
X Energy, Inc. - Class A (a) (b)	97	1,772
Xometry, Inc. - Class A (a)	40	3,838
York Space Systems Inc. (a) (b)	122	2,987
Zurn Elkay Water Solutions Corporation	42	2,131
		743,715
Health Care 22.9%
Alkermes Public Limited Company (a)	186	9,714
Apogee Therapeutics, Inc. (a)	88	11,595
Arcutis Biotherapeutics, Inc. (a)	180	4,728
Arrowhead Pharmaceuticals Inc. (a)	120	9,811
AtriCure, Inc. (a)	179	4,995
AxoGen, Inc. (a)	237	10,937
Axsome Therapeutics, Inc. (a)	51	12,446
BillionToOne, Inc. - Class A (a) (b)	56	6,662
Bio-Techne Corporation	88	6,203
Blade Urban Air Mobility, Inc. - Class A (a)	193	1,019
Bridgebio Pharma, Inc. (a)	84	6,236
Canticle Pharmaceuticals, Inc. (a)	27	14,484
Caredx, Inc. (a)	289	8,246
Celcuity Inc. (a) (b)	38	4,012
Celldex Therapeutics, Inc. (a)	51	1,906
Cogent Biosciences, Inc. (a)	131	5,067
Crinetics Pharmaceuticals, Inc. (a)	204	7,611
Cryoport, Inc. (a)	150	2,363
Cytokinetics, Incorporated (a)	81	6,861
Definium Therapeutics, Inc. (a)	221	10,385
Denali Therapeutics Inc. (a)	162	4,155
Dianthus Therapeutics, Inc. (a)	15	1,490
Edgewise Therapeutics, Inc. (a)	128	5,193
Ensign Group, Inc., The	78	12,452
Establishment Labs Holdings Inc. (a) (b)	43	3,694
Glaukos Corporation (a)	120	16,787
Globus Medical, Inc. - Class A (a)	71	5,632
Grail, Inc. (a)	39	2,641
Guardant Health, Inc. (a)	214	32,194
Harrow, Inc. (a) (b)	120	5,099
HealthEquity, Inc. (a)	204	18,488
Heartflow, Inc. (a)	260	7,632
Hinge Health, Inc. - Class A (a)	239	19,870
IDEAYA Biosciences, Inc. (a)	112	4,193
Immunome, Inc. (a) (b)	94	1,992
Indivior Pharmaceuticals, Inc. (a)	74	3,037
Iradimed Corporation	103	9,802
Irhythm Holdings, Inc. (a)	111	13,138
Krystal Biotech, Inc. (a)	8	3,061
Kymera Therapeutics, Inc. (a)	110	12,612
LeMaitre Vascular, Inc.	164	15,742
Ligand Pharmaceuticals Incorporated (a)	38	11,824
Lumexa Imaging Holdings, Inc. (a) (b)	102	1,151
Mirum Pharmaceuticals, Inc. (a)	56	6,526
Natera, Inc. (a)	7	2,011
NRC Health	98	2,115
Omnicell, Inc. (a)	133	5,528
Orthopediatrics Corp. (a)	284	5,427
Owlet, Inc. - Class A (a)	598	3,435
Palvella Therapeutics Inc. (a) (b)	21	3,209
Praxis Precision Medicines, Inc. (a)	35	11,568
Procept Biorobotics Corporation (a)	66	1,491
Protagonist Therapeutics, Inc. (a)	113	13,935
PTC Therapeutics, Inc. (a)	167	13,724
RadNet, Inc. (a)	288	17,729
Repligen Corporation (a)	79	10,735
Rhythm Pharmaceuticals, Inc. (a)	80	8,892
Scholar Rock Holding Corporation (a)	141	7,734
Septerna, Inc. (a)	102	3,425
SI-BONE, Inc. (a)	549	8,966
Spyre Therapeutics, Inc. (a)	76	6,718
Stevanato Group Societa' Per Azioni	343	6,200
Stoke Therapeutics, Inc. (a)	31	1,018

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Structure Therapeutics Inc. - ADR (a)	34	1,805
Tempus AI, Inc. - Class A (a) (b)	132	7,666
TG Therapeutics, Inc. (a)	79	4,360
Travere Therapeutics, Inc. (a)	68	3,839
Twist Bioscience Corporation (a)	79	8,174
U.S. Physical Therapy, Inc.	53	3,644
Vaxcyte, Inc. (a)	178	10,311
Veracyte, Inc. (a)	144	8,493
VeraDermics Inc. (a)	26	3,230
Viking Therapeutics, Inc. (a)	21	801
Wave Life Sciences Ltd. (a)	186	1,079
Waystar Holding Corp. (a)	266	5,460
West Pharmaceutical Services, Inc.	59	21,186
Xenon Pharmaceuticals Inc. (a)	91	5,497
		583,091
Information Technology 19.8%
ACI Worldwide, Inc. (a)	158	7,927
Advanced Energy Industries, Inc.	66	24,521
Agilysys, Inc. (a)	63	6,548
Allegro Microsystems Inc. (a)	91	6,367
AppFolio, Inc. - Class A (a)	20	3,258
Arlo Technologies, Inc. (a)	394	5,311
Bentley Systems, Incorporated - Class B (b)	286	8,560
Cellebrite Di Ltd (a)	369	5,388
Cipher Digital Inc. (a)	120	2,949
Coherent Corp. (a)	8	2,992
Credo Technology Group Holding Ltd (a)	16	4,289
Descartes Systems Group Inc., The (a)	271	18,799
Digital Turbine USA, Inc. (a)	1,327	17,121
DigitalOcean Holdings, Inc. (a)	43	6,634
Dynatrace, Inc. (a)	218	9,589
Enphase Energy, Inc. (a)	57	2,823
Evolv Technologies Holdings, Inc. - Class A (a)	214	1,240
Fabrinet (a)	13	7,584
Fastly, Inc. - Class A (a)	64	1,184
Five9, Inc. (a)	117	2,502
Guidewire Software, Inc. (a)	52	6,340
Impinj, Inc. (a)	15	2,139
Indie Semiconductor, Inc. - Class A (a) (b)	4,988	22,394
InterDigital, Inc.	6	1,802
ionQ, Inc. (a) (b)	107	5,690
Itron, Inc. (a)	27	2,336
JFROG Ltd (a)	113	10,258
Lattice Semiconductor Corporation (a)	31	4,700
Littelfuse, Inc.	8	3,639
Lumentum Holdings Inc. (a)	2	2,107
MACOM Technology Solutions Holdings, Inc. (a)	20	7,611
MaxLinear, Inc. (a)	51	6,471
Mirion Technologies (US), Inc. - Class A (a)	815	14,615
nCino OpCo, Inc. (a)	618	10,112
Netskope, Inc. - Class A (a) (b)	490	5,365
Nlight, Inc. (a)	140	9,662
Novanta Inc. (a)	172	27,720
Onto Innovation Inc. (a)	37	14,383
OSI Systems, Inc. (a)	15	3,323
Porch Group Inc. - Class A (a)	2,269	34,132
Procore Technologies, Inc. (a)	168	6,798
Rambus Inc. (a)	107	14,315
Rubrik, Inc. - Class A (a)	124	9,989
SailPoint, Inc. (a) (b)	120	1,760
Samsara Inc. - Class A (a)	263	8,527
Semtech Corporation (a)	48	7,640
SentinelOne, Inc. - Class A (a)	271	4,597
ServiceTitan, Inc. - Class A (a)	119	8,409
Silicom Ltd. (a)	27	1,285
Silicon Motion, Inc. - ADR	103	34,355
Sitime Corporation (a)	28	20,914
Teledyne Technologies Incorporated (a)	25	16,523
TeraWulf Inc. (a) (b)	173	4,270
Tower Semiconductor Ltd. (a)	8	2,074
TTM Technologies, Inc. (a)	47	8,951
Ultra Clean Holdings, Inc. (a)	41	5,839
Unusual Machines, Inc. (a) (b)	84	1,870
Zeta Global Holdings Corp. - Class A (a)	245	4,831
		503,332
Consumer Discretionary 9.0%
Boot Barn Holdings, Inc. (a)	89	14,721
Brunello Cucinelli S.p.A.	64	6,069
CAVA Group, Inc. (a)	70	5,442
Cavco Industries, Inc. (a)	12	7,165
DK Crown Holdings Inc. - Class A (a)	214	5,415
Dream Finders Homes, Inc. - Class A (a) (b)	162	2,800
Dutch Bros Inc. - Class A (a)	40	2,884
FIGS, Inc. - Class A (a)	185	1,894
First Watch Restaurant Group, Inc. (a)	153	1,976
Garrett Motion Inc.	91	3,294
Genius Sports Limited (a)	936	5,672
Gigacloud Technology Inc. - Class A (a)	75	2,368
Global-E Online Ltd. (a)	78	2,695
Installed Building Products, Inc.	110	25,352
Kura Sushi USA, Inc. - Class A (a)	123	7,088
Lear Corporation	13	1,729
Liberty Live Holdings, Inc. - Series C (a)	94	9,895
Life Time Group Holdings, Inc. (a)	211	8,618
Lindblad Expeditions, LLC (a)	66	1,869
MGM Resorts International (a)	76	3,657
Ollie's Bargain Outlet Holdings, Inc. (a)	31	2,369
Patrick Industries, Inc.	51	4,553
Planet Fitness, Inc. - Class A (a)	58	3,030
Revolve Group Inc. - Class A (a)	329	7,532
Rush Street Interactive, Inc. - Class A (a)	165	4,909
Shake Shack, Inc. - Class A (a)	79	4,437
SharkNinja, Inc. (a)	221	33,603
Smith Douglas Homes Corp. - Class A (a)	62	956
Texas Roadhouse, Inc. - Class A	97	18,810
Universal Technical Institute, Inc. (a)	84	3,588
Victoria's Secret & Co. (a)	22	1,877
Warby Parker Inc. - Class A (a)	34	1,025
Wingstop Inc.	78	13,607
Wynn Resorts, Limited	75	7,296
		228,195
Financials 8.8%
Acadian Asset Management, Inc.	41	2,913
BankUnited, Inc.	46	2,232
Chime Financial, Inc. - Class A (a)	226	4,627
Coastal Financial Corporation (a)	22	1,715
Customers Bancorp, Inc. (a)	33	2,599
Dave Inc. - Class A (a)	43	16,040
Enova International, Inc. (a)	27	6,343
Evercore Inc. - Class A	54	18,306
Figure Technology Solutions, Inc. - Class A (a)	147	4,506
FirstCash, Inc.	11	2,298
Flywire Corporation (a)	116	2,039
Goosehead Insurance, Inc. - Class A (a)	87	4,229
Hamilton Lane Incorporated - Class A	34	2,683
Houlihan Lokey, Inc. - Class A	113	15,223
Jack Henry & Associates, Inc.	61	8,467
Kinsale Capital Group, Inc.	25	7,987
Lincoln International, Inc. - Class A (a)	160	3,820
Marex Group PLC	125	7,639
Moelis & Company - Class A	181	11,822
Morningstar, Inc.	8	1,247
Neptune Insurance Holdings Inc. - Class A (a)	67	2,116
Primerica, Inc.	25	7,042
Ryan Specialty Group Holdings, Inc. - Class A (b)	364	13,759
ServisFirst Bancshares, Inc.	69	5,982
Sezzle Inc. (a)	25	4,231
Shift4 Payments, LLC - Class A (a) (b)	22	1,046
Skyward Specialty Insurance Group, Inc. (a)	116	6,774
StepStone Group Inc. - Class A	222	9,170
StoneX Group Inc. (a)	126	15,000
Toast, Inc. - Class A (a)	122	3,399
Triumph Financial, Inc. (a)	70	5,307
UMB Financial Corporation	76	10,897
Victory Capital Holdings, Inc. - Class A	119	9,974
WisdomTree, Inc. (b)	158	2,675
		224,107

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Consumer Staples 2.0%
BBB Foods Inc. - Class A (a)	84	3,517
Freshpet, Inc. (a)	24	1,443
Mama's Creations, Inc. (a)	121	2,165
Once Upon a Farm, PBC (a) (b)	250	5,114
Performance Food Group Company (a)	80	8,894
PriceSmart, Inc.	11	2,207
Primo Brands Corporation - Class A	325	7,937
The Chefs' Warehouse, Inc. (a)	124	11,917
Turning Point Brands, Inc.	12	994
Vita Coco Company, Inc., The (a)	87	5,753
		49,941
Energy 1.6%
Cameco Corporation	18	1,850
Energy Fuels Inc. (a) (b)	258	3,736
Innovex International, Inc. (a)	65	1,617
Kodiak Gas Services, LLC	149	11,153
Matador Resources Company	71	3,486
PBF Energy Inc. - Class A	39	1,787
Range Resources Corporation	122	4,528
Solaris Energy Infrastructure, Inc. - Class A	53	4,233
TechnipFMC PLC	60	3,982
Tidewater Inc. (a)	29	1,926
Uranium Energy Corp. (a)	291	3,103
		41,401
Materials 1.6%
Almonty Industries Inc. (a)	122	2,020
Avient Corporation	191	7,075
Century Aluminum Company (a)	24	1,088
Hawkins, Inc.	28	3,977
KRC Materials, Inc. (a)	26	2,205
Materion Corporation	46	13,735
MP Materials Corp. - Class A (a) (b)	114	6,358
Perimeter Solutions, Inc. (a)	69	2,444
United States Antimony Corporation (a) (b)	63	455
United States Lime & Minerals, Inc.	19	2,000
		41,357
Communication Services 1.6%
Anterix Inc. (a)	27	2,749
Bandwidth Inc. - Class A (a)	39	2,459
IMAX Corporation (a)	68	2,698
Liberty Media Corporation - Series A (a)	67	5,896
Magnite, Inc. (a)	868	16,482
The New York Times Company - Class A	135	9,463
Trivago N.V. - ADR (a)	141	769
		40,516
Real Estate 1.3%
American Healthcare REIT, Inc.	187	9,739
Blackstone Digital Infrastructure Trust Inc. (a)	330	7,138
Compass, Inc. - Class A (a)	142	1,748
EastGroup Properties, Inc.	49	9,940
Terreno Realty Corporation	71	4,580
		33,145
Utilities 0.1%
Ormat Technologies, Inc.	14	1,498
Total Common Stocks (cost $2,014,493)		2,490,298
RIGHTS 0.0%
Flexion Therapeutics, Inc. (a) (b) (c)	491	5
Total Rights (cost $0)		5
SHORT TERM INVESTMENTS 4.7%
Securities Lending Collateral 2.6%
JNL Government Money Market Fund - Class SL, 3.63% (d) (e)	66,925	66,925
Investment Companies 2.1%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	51,733	51,733
Total Short Term Investments (cost $118,658)		118,658
Total Investments 102.6% (cost $2,133,151)		2,608,961
Other Assets and Liabilities, Net (2.6)%		(66,853)
Total Net Assets 100.0%		2,542,108

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL Multi-Manager Small Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	41,657	683,991	673,915	1,079	—	—	51,733	2.1
JNL Government Money Market Fund, 3.63% - Class SL	34,194	495,677	462,946	921	—	—	66,925	2.6
	75,851	1,179,668	1,136,861	2,000	—	—	118,658	4.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	2,484,229	6,069	—	2,490,298
Rights	—	—	5	5
Short Term Investments	118,658	—	—	118,658
	2,602,887	6,069	5	2,608,961

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 94.5%
Financials 20.5%
Acadian Asset Management, Inc.	6	450
Affiliated Managers Group, Inc.	14	4,673
Ally Financial Inc.	20	918
Amalgamated Financial Corp.	136	6,259
American Financial Group, Inc.	2	340
Apollo Commercial Real Estate Finance, Inc.	14	148
Assured Guaranty Ltd.	226	18,112
Atlantic Union Bank	146	6,195
AXIS Capital Holdings Limited	107	11,446
Axos Financial, Inc. (a)	43	4,154
Baldwin Insurance Group, Inc., The - Class A (a)	10	271
Bancorp, Inc., The (a)	183	11,473
Bank of Hawaii Corporation	105	8,539
Bank OZK	109	5,701
BankUnited, Inc.	165	7,968
Beacon Financial Corporation	93	2,843
BOK Financial Corporation	29	4,082
Bread Financial Payments, Inc.	51	5,580
BrightSpire Capital, Inc - Class A	27	146
Central Pacific Financial Corp.	161	6,151
Chimera Investment Corporation	96	1,283
CNA Financial Corporation	86	4,184
CNO Financial Group, Inc.	147	7,479
Corebridge Financial, Inc.	11	326
Credit Acceptance Corporation (a)	1	324
Eastern Bankshares, Inc.	198	4,406
Employers Holdings, Inc.	8	404
Encore Capital Group, Inc. (a)	15	1,431
Euronet Worldwide, Inc. (a)	193	14,107
Evercore Inc. - Class A	—	99
Everest Group, Ltd.	—	157
F.N.B. Corporation	614	11,712
Federated Hermes, Inc. - Class B	90	4,961
First American Financial Corporation	164	11,238
First Bancorp	43	2,775
First Citizens BancShares, Inc. - Class A	9	18,619
First Hawaiian, Inc.	267	7,825
FirstCash, Inc.	14	3,014
Franklin Resources, Inc.	8	262
Genworth Financial, Inc. - Class A (a)	1,053	9,974
Glacier Bancorp, Inc.	90	4,628
Hanover Insurance Group Inc, The	36	7,627
Independence Holdings, LLC	7	421
Independent Bank Corp.	73	6,112
International Bancshares Corporation	76	5,742
Invesco Ltd.	30	798
Ladder Capital Corp - Class A	44	439
Lazard, Inc.	60	2,504
Lincoln National Corporation	5	176
Loandepot, Inc. - Class A (a)	95	119
Marex Group PLC	39	2,358
Marqeta, Inc. - Class A (a)	1,101	4,470
MFA Financial, Inc.	17	165
MGIC Investment Corporation	23	635
Navient Corporation	56	477
Old Republic International Corporation	6	259
Old Second Bancorp, Inc.	212	4,948
P10, Inc. - Class A	273	2,145
PJT Partners Inc. - Class A	16	2,450
Popular, Inc.	1	132
Primerica, Inc.	16	4,519
Principal Financial Group, Inc.	3	343
PROG Holdings, Inc.	51	2,396
Radian Group Inc.	70	2,645
Ryan Specialty Group Holdings, Inc. - Class A	96	3,641
Skyward Specialty Insurance Group, Inc. (a)	320	18,672
SLM Corporation	127	3,299
Southstate Bank Corporation	47	4,663
T. Rowe Price Group, Inc.	12	1,418
Texas Capital Bancshares, Inc.	50	5,137
TriCo Bancshares	31	1,691
UMB Financial Corporation	135	19,296
Unum Group	2	169
Virtu Financial, Inc. - Class A	309	18,423
WAFD, Inc.	178	6,824
Wealthfront Corporation (a)	606	5,419
Western Union Company, The	390	3,006
Wex, Inc. (a)	30	4,216
White Mountains Insurance Group Ltd	13	26,568
Wintrust Financial Corporation	145	23,313
World Acceptance Corporation (a)	2	443
		412,735
Industrials 19.4%
A. O. Smith Corporation	185	11,606
Acuity Inc.	12	4,403
ACV Auctions Inc. - Class A (a)	356	2,558
AGCO Corporation	2	219
Allison Systems, Inc.	25	2,773
Apogee Enterprises, Inc.	16	719
Arcbest Corporation	11	1,580
Armstrong World Industries, Inc.	54	8,636
Atkore Inc.	8	599
ATMUS Filtration Technologies Inc.	71	3,614
Avis Budget Group, Inc. (a)	18	2,681
Blue Bird Global Corporation (a)	144	11,342
BlueLinx Holdings Inc. (a)	2	97
Boise Cascade Company	9	675
Booz Allen Hamilton Holding Corporation - Class A	2	114
Brady Corporation - Class A	7	614
Builders FirstSource, Inc. (a)	12	1,036
C.H. Robinson Worldwide, Inc.	1	251
CACI International Inc. - Class A (a)	9	4,006
Cadre Holdings, Inc.	323	9,209
CECO Environmental Corp. (a)	14	1,311
Cimpress Public Limited Company (a)	1	64
CNH Industrial N.V.	280	3,146
Concentrix Corporation	8	169
CoreCivic, Inc. (a)	622	18,916
Deluxe Corporation	11	260
DNOW Inc. (a)	290	3,767
DXP Enterprises, Inc. (a)	49	8,313
EnerSys	2	470
Enpro Inc.	12	4,514
Expeditors International of Washington, Inc. - Class A	3	511
Fortune Brands Innovations, Inc.	4	211
Forward Air Corporation (a)	7	100
GATX Corporation	19	3,331
GEO Group, Inc., The (a)	25	745
Global Industrial Company	2	52
GXO Logistics Inc. (a)	193	9,766
Healthcare Services Group, Inc. (a)	123	3,032
Helios Technologies, Inc.	81	7,204
Herc Holdings Inc.	34	4,917
Hillman Solutions Corp. - Class A (a)	1,177	9,937
Hub Group, Inc. - Class A	55	2,420
Huntington Ingalls Industries, Inc.	13	3,707
Huron Consulting Group Inc. (a)	62	5,546
Insperity, Inc.	371	15,331
J.B. Hunt Transport Services, Inc.	1	247
Jacobs Solutions Inc.	2	215
Janus International Group, Inc. (a)	310	1,720
JBT Marel Corporation	4	629
JELD-WEN Holding, Inc. (a)	46	70
KBR, Inc.	37	1,265
Kelly Services, Inc. - Class A	10	128
Kennametal Inc.	76	2,687
Kforce Inc.	7	347
Korn Ferry	30	2,003
Landstar System, Inc.	81	16,680
ManpowerGroup Inc.	6	219
Marten Transport, Ltd.	100	1,730
Masterbrand, Inc. (a)	15	159
Matson Intermodal - Paragon, Inc.	1	204
Maximus, Inc.	286	15,423
McGrath RentCorp	125	15,107

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Middleby Corporation, The (a)	17	2,988
MillerKnoll, Inc.	82	1,666
Modine Manufacturing Company (a)	60	15,892
MSC Industrial Direct Co., Inc. - Class A	19	2,239
MYR Group Inc. (a)	46	23,027
Oshkosh Corporation	32	4,887
Owens Corning	38	6,125
Parsons Corporation (a)	62	3,245
Paycom Software, Inc.	175	21,937
Powell Industries, Inc.	27	7,593
Rentokil Initial PLC - ADR (b)	202	5,778
Robert Half Inc.	16	496
Ryder System, Inc.	1	174
Science Applications International Corporation	60	6,613
Sensata Technologies Holding PLC	80	3,821
SkyWest, Inc. (a)	11	1,050
Snap-on Incorporated	—	135
SS&C Technologies Holdings, Inc.	2	134
StandardAero, Inc. (a)	204	6,095
Stanley Black & Decker, Inc.	3	255
Terex Corporation	1	43
Toro Company, The	2	184
Trinet Group, Inc.	11	548
Trinity Industries, Inc.	65	2,232
UFP Industries, Inc.	59	5,427
U-Haul Holding Company - Series N	199	11,489
V2X, Inc. (a)	153	11,408
Vestis Corporation (a)	13	183
Wabash National Corporation	37	493
Werner Enterprises, Inc.	47	2,052
WESCO International, Inc.	8	2,778
Willscot Holdings Corporation - Class A	202	5,837
		390,129
Information Technology 11.4%
A10 Networks, Inc.	56	2,076
ACI Worldwide, Inc. (a)	264	13,270
ACM Research, Inc. - Class A (a)	137	17,423
Adeia Inc.	48	1,582
Akamai Technologies, Inc. (a)	3	303
Alkami Technology, Inc. (a) (b)	278	5,044
Alpha and Omega Semiconductor Limited (a)	129	6,118
Amdocs Limited	6	310
Amkor Technology, Inc.	29	2,536
Arrow Electronics, Inc. (a)	2	323
Avnet, Inc.	6	526
Axcelis Technologies, Inc. (a)	111	20,997
Bel Fuse Inc. - Class B	13	4,232
Belden Inc.	17	2,043
Benchmark Electronics, Inc.	18	1,748
Cirrus Logic, Inc. (a)	11	1,686
Cleanspark Inc. (a)	262	3,809
Core Scientific, Inc. (a)	22	563
Diodes Incorporated (a)	3	275
Dropbox, Inc. - Class A (a)	132	3,621
DXC Technology Company (a)	15	135
ePlus Inc.	105	8,716
Everforth, Inc. (a)	28	509
Formfactor, Inc. (a)	66	10,555
Gen Digital Inc.	10	252
Ingram Micro Holding Corporation	7	179
Insight Enterprises, Inc. (a)	2	195
InterDigital, Inc.	49	14,015
IPG Photonics Corporation (a)	14	1,681
Klaviyo, Inc. - Series A (a) (b)	405	6,116
LiveRamp Holdings, Inc. (a)	20	769
MaxLinear, Inc. (a)	33	4,265
Napco Security Technologies, Inc.	190	7,210
NCR Voyix Corporation (a)	39	320
NetApp, Inc.	3	396
NETGEAR, Inc. (a)	11	246
NetScout Systems, Inc. (a)	53	2,316
OSI Systems, Inc. (a)	16	3,487
PC Connection, Inc.	2	121
Penguin Solutions, Inc. (a)	64	4,869
Plexus Corp. (a)	12	3,700
Qorvo, Inc. (a)	6	561
Riot Platforms, Inc. (a)	43	1,169
Sanmina Corporation (a)	30	7,622
Silicon Motion, Inc. - ADR	108	36,000
Skyworks Solutions, Inc.	5	360
Synaptics Incorporated (a)	8	1,013
TD SYNNEX Corporation	22	5,781
Teradata Corporation (a)	90	3,126
ViaSat, Inc. (a)	24	2,129
Viavi Solutions Inc. (a)	7	336
Vishay Intertechnology, Inc.	82	4,422
Vistance Networks, Inc. (a)	113	1,443
Vontier Corporation	243	7,051
Xerox Holdings Corporation	18	56
		229,606
Consumer Discretionary 11.3%
Academy Sports & Outdoors, Inc.	41	1,915
Adient Public Limited Company (a)	45	829
ADT, Inc.	20	131
American Eagle Outfitters, Inc.	5	92
American Public Education, Inc. (a)	43	2,319
Aptiv PLC (a)	6	394
AutoNation, Inc. (a)	1	200
Bloomin' Brands, Inc.	13	121
BorgWarner Inc.	5	334
Boyd Gaming Corporation	6	486
Brunswick Corporation	32	2,655
Buckle, Inc., The	1	50
Caleres, Inc.	7	89
Capri Holdings Limited (a)	135	2,511
Carter's, Inc.	80	3,308
Cheesecake Factory Incorporated, The	19	1,546
Columbia Sportswear Company	15	909
Covista Inc. (a)	2	307
Cracker Barrel Old Country Store, Inc.	44	2,367
Cricut, Inc. - Class A	9	40
Crocs, Inc. (a)	4	498
Dana Incorporated	3	95
Dauch Corporation (a)	417	2,259
Designer Brands Inc. - Class A	40	234
Dillard's, Inc. - Class A	7	3,650
Dorman Products, Inc. (a)	75	10,234
ETSY, Inc. (a)	30	2,240
Frontdoor, Inc. (a)	183	14,195
Garrett Motion Inc.	74	2,685
Genesco Inc. (a)	8	269
Gentherm Incorporated (a)	3	110
G-III Apparel Group, Ltd.	17	588
Goodyear Tire & Rubber Company, The (a)	23	150
Gopro Inc. - Class A (a)	199	155
Grand Canyon Education, Inc. (a)	103	14,705
Group 1 Automotive, Inc.	29	8,399
Helen of Troy Limited (a)	42	1,214
Jack in the Box Inc. (a)	30	477
KB Home	75	4,704
Kohl's Corporation	24	423
Laureate Education, Inc. - Class A (a)	121	4,397
LCI Industries	42	4,448
Lear Corporation	3	413
Leggett & Platt, Incorporated	107	1,256
LGI Homes, Inc. (a)	56	3,539
Lithia Motors, Inc. - Class A	38	11,095
LKQ Corporation	127	3,327
M/I Homes, Inc. (a)	72	11,587
Macy's, Inc.	21	497
Meritage Homes Corporation	20	1,690
MGM Resorts International (a)	7	342
Mohawk Industries, Inc. (a)	2	193
Monro, Inc.	20	337
Murphy USA Inc.	13	6,926
National Vision Holdings, Inc. (a)	129	2,447
Newell Brands Inc.	28	169
NVR, Inc. (a)	—	327

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Ollie's Bargain Outlet Holdings, Inc. (a)	28	2,170
OneSpaWorld Holdings Limited	426	12,030
Oxford Industries, Inc.	14	491
Patrick Industries, Inc.	137	12,354
Phinia Inc.	30	2,464
Polaris Inc.	13	869
Pursuit Attractions And Hospitality, Inc. (a)	105	5,884
PVH Corp.	3	200
Sally Beauty Holdings, Inc. (a)	9	127
Signet Jewelers Limited	36	3,058
Smith & Wesson Brands, Inc.	22	328
Sonos, Inc. (a)	61	825
Sturm, Ruger & Company, Inc.	7	259
Thor Industries, Inc.	3	213
TopBuild Corp. (a) (c)	—	141
United Parks And Resorts Inc. (a) (b)	90	4,314
Upbound Group, Inc.	6	134
V.F. Corporation	12	207
Vail Resorts, Inc. (b)	42	5,660
Victoria's Secret & Co. (a)	73	6,053
Whirlpool Corporation	6	225
Winmark Corporation	22	9,352
Winnebago Industries, Inc.	9	286
YETI Holdings, Inc. (a)	371	18,374
Zumiez Inc. (a)	4	64
		226,959
Health Care 9.0%
Acadia Healthcare Company, Inc. (a)	174	5,137
Accendra Health, Inc. (a)	118	405
AdaptHealth LLC - Class A (a)	817	8,514
Align Technology, Inc. (a)	1	192
Alphatec Holdings, Inc. (a)	268	2,319
Alumis Inc. (a)	12	338
AMN Healthcare Services, Inc. (a)	55	1,788
Avanos Medical, Inc. (a)	14	352
Baxter International Inc.	12	256
BioMarin Pharmaceutical Inc. (a)	57	3,283
Bio-Rad Laboratories, Inc. - Class A (a)	4	1,098
Brightspring Health Services, Inc. (a)	56	3,931
C4 Therapeutics, Inc. (a)	634	2,960
CG Oncology, Inc. (a)	5	336
Chemed Corporation	17	8,020
Claritev Corporation - Class A (a)	4	136
Cogent Biosciences, Inc. (a)	9	341
Community Health Systems, Inc. (a)	67	225
Cooper Companies, Inc., The (a)	161	11,560
CRISPR Therapeutics AG (a) (b)	72	3,935
Cross Country Healthcare, Inc. (a)	15	193
Cytokinetics, Incorporated (a)	9	731
Davita Inc. (a)	1	176
Dentsply Sirona Inc.	162	1,716
Dianthus Therapeutics, Inc. (a)	4	400
Embecta Corp.	21	69
Emergent BioSolutions Inc. (a)	24	197
Encompass Health Corporation	43	4,385
Enliven Therapeutics, Inc. (a)	10	493
Enovis Corporation (a)	199	4,128
Evolent Health, Inc. - Class A (a)	137	741
Fortrea Holdings Inc. (a)	49	847
Fulgent Genetics, Inc. (a)	7	138
Ginkgo Bioworks Holdings, Inc. - Class A (a)	34	335
Grail, Inc. (a)	2	165
Haemonetics Corporation (a)	99	7,440
Henry Schein, Inc. (a)	3	261
Icon Public Limited Company (a)	33	5,755
ICU Medical, Inc. (a)	85	12,406
IDEAYA Biosciences, Inc. (a)	75	2,792
Illumina, Inc. (a)	1	168
Incyte Corporation (a)	3	312
Innoviva, Inc. (a)	21	483
Integra LifeSciences Holdings Corporation (a)	43	777
Janux Therapeutics, Inc. (a)	41	636
Jazz Pharmaceuticals Public Limited Company (a)	22	5,189
Kiniksa Pharmaceuticals International, PLC - Class A (a)	5	307
Lantheus Holdings, Inc. (a)	162	17,974
Lifestance Health Group, Inc. (a)	3	29
Ligand Pharmaceuticals Incorporated (a)	20	6,293
LivaNova PLC (a)	59	4,843
Molina Healthcare, Inc. (a)	2	347
MoonLake Immunotherapeutics AG - Class A (a)	109	2,131
Novavax, Inc. (a)	68	641
Organon & Co.	33	442
Pediatrix Medical Group, Inc. (a)	22	548
Praxis Precision Medicines, Inc. (a)	1	265
QuidelOrtho Corporation (a)	48	847
Relay Therapeutics, Inc. (a)	405	7,581
Smith & Nephew PLC - ADR (b)	201	5,795
Solventum Corporation (a)	3	265
Spyre Therapeutics, Inc. (a)	—	44
Tango Therapeutics, Inc. (a)	246	7,694
Teladoc Health, Inc. (a)	199	1,688
Teleflex Incorporated	41	5,266
UFP Technologies, Inc. (a)	23	6,034
Universal Health Services, Inc. - Class B	2	283
Vaxcyte, Inc. (a)	17	1,013
Vericel Corporation (a)	96	4,281
Viatris Inc.	49	779
Viridian Therapeutics, Inc. (a)	14	250
Zimmer Biomet Holdings, Inc.	4	311
		182,010
Real Estate 5.9%
Acadia Realty Trust	116	2,421
Agnt, Inc.	42	229
Alexandria Real Estate Equities, Inc.	8	418
American Healthcare REIT, Inc.	62	3,252
Americold Realty Trust, Inc.	365	5,738
Apple Hospitality REIT, Inc.	346	5,822
Brandywine Realty Trust	693	2,198
BXP, Inc.	3	205
Caretrust REIT, Inc.	106	4,262
Compass, Inc. - Class A (a)	31	382
Cushman & Wakefield Ltd. (a)	397	5,326
EPR Properties	12	683
Getty Realty Corp. (b)	287	9,587
Healthcare Realty Trust Incorporated - Class A	9	178
Highwoods Properties, Inc.	279	8,425
Host Hotels & Resorts, Inc.	5	112
Howard Hughes Holdings Inc. (a)	40	2,847
Hudson Pacific Properties, Inc. (a)	20	299
Independence Realty Trust, Inc.	638	10,648
JBG Smith Properties	53	775
Jones Lang LaSalle Incorporated (a)	1	307
Medical Properties Trust, Inc.	308	1,423
Mid-America Apartment Communities, Inc.	70	9,736
Park Hotels & Resorts Inc.	276	3,935
Pebblebrook Hotel Trust	48	939
Rayonier Inc.	540	11,493
RLJ III-EM Columbus Lessee, LLC	147	1,738
Ryman Hospitality Properties, Inc.	78	10,032
Service Properties Trust	124	210
STAG Industrial, Inc.	152	5,768
Terreno Realty Corporation	121	7,835
Weyerhaeuser Company	21	504
Xenia Hotels & Resorts, Inc.	46	941
		118,668
Energy 4.3%
Apa Corp.	7	227
CES Energy Solutions Corp.	297	3,472
Chord Energy Corporation	21	2,448
CNX Resources Corporation (a)	200	6,793
CVR Energy, Inc.	95	2,627
Delek US Holdings, Inc.	189	9,606
DHT Holdings, Inc.	295	4,873
Dorian LPG Ltd.	8	291
Flowco Holdings Inc. - Class A	60	1,272
Gulfport Energy Corporation (a)	28	4,747
Helmerich & Payne, Inc.	45	1,476
HF Sinclair Corporation	43	2,995

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
International Seaways, Inc.	9	668
Liberty Energy Inc. - Class A	21	550
Matador Resources Company	76	3,795
Murphy Oil Corporation	81	2,644
Nabors Industries Ltd. (a)	5	418
National Energy Services Reunited Corporation (a)	72	2,156
Noble Corporation PLC	74	2,769
NOV Inc.	9	173
Oceaneering International, Inc. (a)	180	7,294
Ovintiv Canada ULC	8	446
Patterson-UTI Energy, Inc.	59	546
PBF Energy Inc. - Class A	19	856
Peabody Energy Corporation	15	348
Permian Resources Corporation - Class A	301	5,534
Propetro Holding Corp. (a)	14	206
RPC, Inc.	1,015	5,919
Scorpio Tankers Inc.	6	391
SM Energy Company	72	1,872
SunocoCorp LLC	57	3,866
Talos Energy Inc. (a)	333	4,301
Teekay Corporation	3	30
World Kinect Corporation	4	129
		85,738
Materials 3.7%
Almonty Industries Inc. (a)	159	2,625
Alpha Metallurgical Resources, Inc. (a)	5	790
AptarGroup, Inc.	105	13,111
Ashland Inc.	6	401
Avient Corporation	54	2,003
Celanese Corporation - Class A	3	161
Century Aluminum Company (a)	164	7,535
CF Industries Holdings, Inc.	3	320
Chemours Company, The	13	259
Clearwater Paper Corporation (a)	5	76
Commercial Metals Company	49	3,110
DuPont de Nemours, Inc.	2	247
Eagle Materials Inc.	10	2,351
Eastman Chemical Company	3	176
Ecovyst Inc. (a)	39	483
FMC Corporation	20	225
Graphic Packaging Holding Company	14	143
Greif, Inc. - Class A	1	38
Huntsman Corporation	14	151
Ingevity Corporation (a)	2	130
International Flavors & Fragrances Inc.	110	8,721
KRC Materials, Inc. (a)	84	7,088
MATIV Holdings, Inc.	3	20
Mosaic Company, The	17	361
Myers Industries, Inc.	95	3,363
NewMarket Corporation	1	1,026
Olin Corporation	16	312
Reliance, Inc.	2	595
Ryerson Holding Corporation	17	407
Silgan Holdings Inc.	44	2,023
SSR Mining Inc. (a)	343	9,694
Sylvamo Corporation	20	757
Triple Flag Precious Metals Corp.	41	1,215
Warrior Met Coal, Inc.	57	4,602
		74,519
Consumer Staples 3.7%
Albertsons Companies, Inc. - Class A	17	226
Andersons, Inc., The	1	63
B&G Foods, Inc.	11	43
BJ's Wholesale Club Holdings, Inc. (a)	204	17,787
Cal-Maine Foods, Inc.	210	16,921
Conagra Brands, Inc.	19	259
Dole Public Limited Company	217	2,978
Flowers Foods, Inc.	11	86
Fresh Del Monte Produce Inc.	13	369
Ingles Markets, Incorporated - Class A	66	5,879
Ingredion Incorporated	1	139
J. M. Smucker Company, The	2	259
Molson Coors Beverage Company - Class B	6	215
Nomad Foods Limited	1,048	11,474
Nu Skin Enterprises, Inc. - Class A	17	89
Oil-Dri Corporation of America	1	79
PriceSmart, Inc.	25	4,916
Simply Good Foods Company, The (a)	151	2,011
Spectrum Brands Holdings, Inc.	2	195
Sprouts Farmers Market, Inc. (a)	74	6,258
The Chefs' Warehouse, Inc. (a)	27	2,561
United Natural Foods, Inc. (a)	10	462
Universal Corporation	2	117
USANA Health Sciences, Inc. (a)	6	131
Weis Markets, Inc.	11	843
		74,360
Utilities 3.6%
Avista Corporation	172	7,027
Black Hills Corporation	140	10,401
California Water Service Group	57	2,762
Evergy, Inc.	3	252
Hawaiian Electric Industries, Inc. (a)	658	8,902
IDACORP, Inc.	28	4,236
MDU Resources Group, Inc.	205	4,357
NorthWestern Corporation	36	2,548
OGE Energy Corp.	6	313
Portland General Electric Company	106	5,491
Southwest Gas Holdings, Inc.	95	8,418
Spire Inc.	118	9,178
Talen Energy Corporation (a)	4	1,374
UGI Corporation	198	6,841
		72,100
Communication Services 1.7%
AMC Networks, Inc. - Class A (a)	14	142
Angi Inc. - Class A (a)	15	91
Cable One, Inc. (a)	1	41
CarGurus, Inc. - Class A (a)	10	338
Gray Media, Inc.	50	197
John Wiley & Sons, Inc. - Class A	18	853
Liberty Latin America Ltd. - Class C (a)	100	778
Lumen Technologies, Inc. (a)	688	5,283
News Corporation - Class A	3	64
Nexstar Media Group, Inc. - Class A	21	3,756
Scholastic Corporation	23	1,069
Sinclair, Inc. - Class A	12	177
Sirius XM Holdings Inc.	4	119
Sphere Entertainment Co. - Class A (a)	24	9,644
Telephone and Data Systems, Inc.	234	8,655
Yelp Inc. (a)	64	1,566
Ziff Davis, Inc. (a)	19	1,012
		33,785
Total Common Stocks (cost $1,577,019)		1,900,609
INVESTMENT COMPANIES 3.8%
JNL Small Cap Index Fund - Class I (d)	5,252	76,202
Total Investment Companies (cost $69,900)		76,202
RIGHTS 0.0%
Gilead Sciences, Inc. (a) (e)	30	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 2.1%
Investment Companies 1.5%
JNL Government Money Market Fund - Class I, 3.53% (d) (f)	30,936	30,936
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 3.63% (d) (f)	11,385	11,385
Total Short Term Investments (cost $42,321)		42,321
Total Investments 100.4% (cost $1,689,240)		2,019,132
Other Assets and Liabilities, Net (0.4)%		(8,926)
Total Net Assets 100.0%		2,010,206

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL Multi-Manager Small Cap Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Small Cap Index Fund - Class I	—	69,900	—	—	—	6,302	76,202	3.8
JNL Government Money Market Fund, 3.53% - Class I	34,521	394,206	397,791	767	—	—	30,936	1.5
JNL Government Money Market Fund, 3.63% - Class SL	11,073	259,339	259,027	369	—	—	11,385	0.6
	45,594	723,445	656,818	1,136	—	6,302	118,433	5.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,900,468	141	—	1,900,609
Investment Companies	76,202	—	—	76,202
Rights	—	—	—	—
Short Term Investments	42,321	—	—	42,321
	2,018,991	141	—	2,019,132

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 98.6%
Information Technology 37.5%
Accenture Public Limited Company - Class A	6	741
Adobe Inc. (a)	4	815
Advanced Micro Devices, Inc. (a)	16	9,124
Akamai Technologies, Inc. (a) (b)	1	159
Amphenol Corporation - Class A	12	2,087
Analog Devices, Inc.	5	1,881
Apple Inc.	141	40,935
Applied Materials, Inc.	8	5,542
AppLovin Corporation - Class A (a)	3	1,340
Arista Networks, Inc. (a)	10	1,689
Autodesk, Inc. (a)	2	403
Broadcom Inc.	46	17,227
Cadence Design Systems, Inc. (a)	3	988
CDW Corp.	1	184
Ciena Corporation (a)	1	675
Cisco Systems, Inc.	38	4,482
Cognizant Technology Solutions Corporation - Class A	5	181
Coherent Corp. (a)	2	741
Corning Incorporated	8	1,920
CrowdStrike Holdings, Inc. - Class A (a)	2	1,868
Datadog, Inc. - Class A (a)	3	833
Dell Technologies Inc. - Class C	3	1,202
F5, Inc. (a)	1	218
Fair Isaac Corporation (a)	—	277
First Solar, Inc. (a)	1	251
Flex Ltd. (a)	4	573
Fortinet, Inc. (a)	6	920
Gartner, Inc. (a)	1	86
Gen Digital Inc.	5	137
GoDaddy Inc. - Class A (a)	1	112
Hewlett Packard Enterprise Company	13	572
HP, Inc.	9	197
Intel Corporation (a)	46	6,354
International Business Machines Corporation	9	2,538
Intuit Inc.	3	697
Jabil Inc.	1	388
Keysight Technologies, Inc. (a)	2	587
KLA Corporation	13	3,792
Lam Research Corporation	12	5,226
Lumentum Holdings Inc. (a)	1	642
Marvell Technology, Inc.	8	2,511
Microchip Technology Incorporated	5	468
Micron Technology, Inc.	11	12,546
Microsoft Corporation	72	26,691
Monolithic Power Systems, Inc.	—	651
Motorola Solutions, Inc.	2	665
NetApp, Inc.	2	289
NVIDIA Corporation	233	46,680
NXP Semiconductors N.V.	2	690
ON Semiconductor Corporation (a)	4	362
Oracle Corporation	16	2,400
Palantir Technologies Inc. - Class A (a)	22	2,574
Palo Alto Networks, Inc. (a)	8	2,650
PTC Inc. (a)	1	133
Qnity Electronics, Inc.	2	320
Qualcomm Incorporated	10	1,875
Roper Technologies, Inc.	1	322
Salesforce, Inc.	8	1,224
SanDisk LLC (a)	1	3,240
Seagate Technology Holdings Public Limited Company	2	2,082
ServiceNow, Inc. (a)	10	982
Skyworks Solutions, Inc.	1	93
Super Micro Computer, Inc. (a)	5	148
Synopsys, Inc. (a)	2	830
TE Connectivity Public Limited Company	3	565
Teledyne Technologies Incorporated (a)	—	293
Teradyne, Inc.	2	721
Texas Instruments Incorporated	9	2,613
Trimble Inc. (a)	2	113
Tyler Technologies, Inc. (a)	—	126
VeriSign, Inc.	1	199
Western Digital Corporation	3	2,122
Workday, Inc. - Class A (a)	2	232
Zebra Technologies Corporation - Class A (a)	—	125
		236,119
Financials 11.6%
AFLAC Incorporated	5	534
Allstate Corporation, The	2	589
American Express Company	5	1,730
American International Group, Inc.	5	388
Ameriprise Financial, Inc.	1	398
AON Public Limited Company - Class A	2	673
Apollo Global Management, Inc.	4	521
Arch Capital Group Ltd. (a)	4	342
Ares Management Corporation - Class A	2	227
Arthur J. Gallagher & Co.	2	557
Assurant, Inc.	1	134
Bank of America Corporation	63	3,582
Berkshire Hathaway Inc. - Class B (a)	18	8,836
BlackRock, Inc.	1	1,339
Blackstone Inc. - Class A	7	837
Block, Inc. - Class A (a)	5	405
Brown & Brown, Inc.	3	177
Capital One Financial Corporation	6	1,192
CBOE Global Markets, Inc.	1	246
Charles Schwab Corporation, The	16	1,449
Chubb Limited	3	1,181
Cincinnati Financial Corporation	1	272
Citigroup Inc.	16	2,296
Citizens Financial Group, Inc.	4	289
CME Group Inc. - Class A	3	764
Coinbase Global, Inc. - Class A (a)	2	308
Corpay Inc. (a)	1	206
Erie Indemnity Company - Class A (b)	—	59
Everest Group, Ltd.	—	138
FactSet Research Systems Inc.	—	86
Fidelity National Information Services, Inc.	5	193
Fifth Third Bancorp	9	494
Fiserv, Inc. (a)	5	253
Franklin Resources, Inc.	3	96
Global Payments Inc.	2	169
Globe Life Inc.	1	127
Goldman Sachs Group, Inc., The	3	2,871
Hartford Insurance Group, Inc., The	3	364
Huntington Bancshares Incorporated	20	352
Interactive Brokers Group, Inc. - Class A	4	370
Intercontinental Exchange, Inc.	6	684
Invesco Ltd.	4	116
Jack Henry & Associates, Inc. (b)	1	92
JPMorgan Chase & Co.	26	8,452
KeyCorp	9	198
KKR & Co. Inc. - Class A	7	611
Loews Corporation	2	170
M&T Bank Corporation	1	342
Marsh & Mclennan Companies, Inc.	5	779
MasterCard Incorporated - Class A	8	3,980
MetLife, Inc.	5	439
Moody's Corporation	1	670
Morgan Stanley	12	2,410
MSCI Inc. - Class A	1	388
Nasdaq, Inc.	4	343
Northern Trust Corporation	2	305
PayPal Holdings, Inc.	8	358
PNC Financial Services Group, Inc., The	4	941
Principal Financial Group, Inc.	2	193
Progressive Corporation, The	6	1,238
Prudential Financial, Inc.	3	347
Raymond James Financial, Inc.	2	250
Regions Financial Corporation	8	234
Robinhood Markets, Inc. - Class A (a)	8	774
S&P Global Inc.	3	1,187
State Street Corporation	3	445
Synchrony Financial	3	244

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
T. Rowe Price Group, Inc.	2	240
The Bank Of New York Mellon Corporation (c)	7	962
Travelers Companies, Inc., The	2	663
Truist Financial Corporation	12	603
U.S. Bancorp	15	917
Visa Inc. - Class A	16	5,475
W. R. Berkley Corporation	3	202
Wells Fargo & Company	29	2,433
Willis Towers Watson Public Limited Company	1	240
		72,969
Communication Services 9.5%
Alphabet Inc. - Class A	56	20,177
Alphabet Inc. - Class C	46	16,095
AT&T Inc.	67	1,377
Comcast Corporation - Class A	35	850
EchoStar Corporation - Class A (a)	1	133
Electronic Arts Inc.	2	443
Former Charter Communications Parent, Inc. - Class A (a)	1	123
Fox Corporation - Class A	2	98
Fox Corporation - Class B	1	66
Live Nation Entertainment, Inc. (a)	2	281
Meta Platforms, Inc. - Class A	21	11,915
Netflix, Inc. (a)	41	2,893
News Corporation - Class A	4	91
News Corporation - Class B	1	25
Omnicom Group Inc.	3	198
Paramount Skydance Corporation - Class B (b)	2	24
Take-Two Interactive Software, Inc. (a)	2	422
TKO Group Holdings Inc. - Class A	1	129
T-Mobile US, Inc.	4	748
Trade Desk, Inc., The - Class A (a)	4	75
Verizon Communications Inc.	40	1,702
Walt Disney Company, The	17	1,601
Warner Bros. Discovery, Inc. - Series A (a)	24	643
		60,109
Consumer Discretionary 9.2%
Airbnb, Inc. - Class A (a)	4	592
Amazon.com, Inc. (a)	94	22,485
Aptiv PLC (a)	2	126
AutoZone, Inc. (a)	—	508
Best Buy Co., Inc.	2	143
Booking Holdings Inc.	7	1,321
Carnival Corporation	12	348
Carvana Co. - Class A (a)	7	453
Chipotle Mexican Grill, Inc. (a)	13	432
D.R. Horton, Inc.	3	415
Darden Restaurants, Inc.	1	228
Deckers Outdoor Corporation (a)	1	132
Domino's Pizza, Inc.	—	71
DoorDash, Inc. - Class A (a)	4	659
eBay Inc.	4	485
Expedia Group, Inc.	1	288
Ford Motor Company	38	524
Garmin Ltd.	2	374
General Motors Company	9	676
Genuine Parts Company	1	156
Hasbro, Inc.	1	102
Hilton Worldwide Holdings Inc.	2	728
Home Depot, Inc., The	10	3,371
Las Vegas Sands Corp.	3	137
Lennar Corporation - Class A	2	190
Lowe`s Companies, Inc.	5	1,190
Lululemon Athletica Inc. (a)	1	123
Marriott International, Inc. - Class A	2	787
McDonald's Corporation	7	1,859
MGM Resorts International (a)	2	94
Nike, Inc. - Class B	12	473
Norwegian Cruise Line Holdings Ltd. (a)	4	93
NVR, Inc. (a)	—	184
O'Reilly Automotive, Inc. (a)	8	739
PulteGroup, Inc.	2	245
Ralph Lauren Corporation - Class A	—	149
Ross Stores, Inc.	3	658
Royal Caribbean Cruises Ltd.	2	762
Starbucks Corporation	11	1,119
Tapestry, Inc.	2	294
Tesla Inc. (a)	27	11,404
TJX Companies, Inc., The	11	1,606
Tractor Supply Company	5	165
Ulta Beauty, Inc. (a)	—	192
Williams-Sonoma, Inc.	1	260
Wynn Resorts, Limited	1	76
Yum! Brands, Inc.	3	439
		57,855
Industrials 8.8%
3M Company	5	814
A. O. Smith Corporation	1	73
Allegion Public Limited Company	1	121
AMETEK, Inc.	2	543
Automatic Data Processing, Inc.	4	856
Axon Enterprise, Inc. (a)	1	429
Boeing Company, The (a)	8	1,636
Broadridge Financial Solutions, Inc.	1	155
Builders FirstSource, Inc. (a)	1	100
C.H. Robinson Worldwide, Inc.	1	212
Carrier Global Corporation	8	550
Caterpillar Inc.	4	4,719
Cintas Corporation	3	559
Comfort Systems USA, Inc.	—	680
Copart, Inc. (a)	9	249
CSX Corporation	18	850
Cummins Inc.	1	948
Deere & Company	2	1,536
Delta Air Lines, Inc.	6	583
Dover Corporation	1	286
Eaton Corporation Public Limited Company	4	1,592
EMCOR Group, Inc.	—	364
Emerson Electric Co.	5	771
Equifax Inc.	1	183
Expeditors International of Washington, Inc. - Class A	1	208
Fastenal Company	11	541
FedEx Corporation	2	659
Fedex Freight Holding Company, Inc. (a)	1	159
Fortive Corporation	3	167
GE Vernova Inc.	3	3,058
Generac Holdings Inc. (a)	1	165
General Dynamics Corporation	2	876
General Electric Company	10	3,754
Honeywell Aerospace Inc. (a)	3	677
Honeywell International Inc. (a)	3	685
Howmet Aerospace Inc.	4	1,046
Hubbell Incorporated	1	259
Huntington Ingalls Industries, Inc.	—	108
IDEX Corporation	1	159
Illinois Tool Works Inc.	2	663
Ingersoll Rand Inc.	4	287
J.B. Hunt Transport Services, Inc.	1	203
Jacobs Solutions Inc.	1	141
Johnson Controls International Public Limited Company	6	871
L3Harris Technologies, Inc.	2	531
Leidos Holdings, Inc.	1	127
Lennox International Inc.	—	179
Lockheed Martin Corporation	2	988
Masco Corporation	2	147
Nordson Corporation	—	144
Norfolk Southern Corporation	2	683
Northrop Grumman Corporation	1	656
Old Dominion Freight Line, Inc.	2	389
Otis Worldwide Corporation	4	254
PACCAR Inc.	5	613
Parker-Hannifin Corporation	1	1,188
Paychex, Inc.	3	306
Pentair Public Limited Company	2	125
Quanta Services, Inc.	1	1,035
Republic Services, Inc.	2	415
Rockwell Automation, Inc.	1	542
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Rollins, Inc.	3	121
RTX Corporation	13	2,459
Snap-on Incorporated	—	195
Southwest Airlines Co.	5	255
Stanley Black & Decker, Inc.	2	148
Textron Inc.	2	151
Trane Technologies Public Limited Company	2	1,050
TransDigm Group Incorporated	1	718
Uber Technologies, Inc. (a)	20	1,408
Union Pacific Corporation	6	1,557
United Airlines Holdings, Inc. (a)	3	415
United Parcel Service, Inc. - Class B	7	769
United Rentals, Inc.	1	682
Veralto Corporation	2	195
Verisk Analytics, Inc.	1	222
Vertiv Holdings Co - Class A	4	1,241
W.W. Grainger, Inc.	—	566
Waste Management, Inc.	4	783
Westinghouse Air Brake Technologies Corporation	2	447
Xylem Inc.	2	264
		55,463
Health Care 8.8%
Abbott Laboratories	17	1,519
AbbVie Inc.	17	4,295
Agilent Technologies, Inc.	3	368
Align Technology, Inc. (a)	1	106
Amgen Inc.	5	1,893
Baxter International Inc.	5	104
Becton, Dickinson and Company	3	393
Biogen Inc. (a)	1	302
Bio-Techne Corporation	1	101
Boston Scientific Corporation (a)	14	612
Bristol-Myers Squibb Company	20	1,128
Cardinal Health, Inc.	2	547
Cencora, Inc.	2	535
Centene Corporation (a)	5	291
Charles River Laboratories International, Inc. (a)	1	115
Cigna Group, The	3	703
Cooper Companies, Inc., The (a)	2	129
CVS Health Corporation	12	1,275
Danaher Corporation	6	1,158
Davita Inc. (a)	—	82
DexCom, Inc. (a)	4	250
Edwards Lifesciences Corporation (a)	6	497
Elevance Health, Inc.	2	823
Eli Lilly and Company	8	9,137
GE HealthCare Technologies Inc.	4	285
Gilead Sciences, Inc.	12	1,522
HCA Healthcare, Inc.	2	593
Henry Schein, Inc. (a)	1	82
Humana Inc.	1	468
IDEXX Laboratories, Inc. (a)	1	405
Incyte Corporation (a)	2	178
Insulet Corporation (a)	1	101
Intuitive Surgical, Inc. (a)	3	1,358
IQVIA Holdings Inc. (a)	2	322
Johnson & Johnson	23	5,876
Labcorp Holdings Inc.	1	220
McKesson Corporation	1	883
Medtronic, Inc.	12	962
Merck & Co., Inc.	24	3,050
Mettler-Toledo International Inc. (a)	—	252
Moderna, Inc. (a)	3	236
Pfizer Inc.	55	1,329
Quest Diagnostics Incorporated	1	219
Regeneron Pharmaceuticals, Inc.	1	600
ResMed Inc.	1	263
Revvity, Inc.	1	117
Solventum Corporation (a)	1	112
Steris Public Limited Company	1	187
Stryker Corporation	3	1,050
Thermo Fisher Scientific Inc.	4	1,810
UnitedHealth Group Incorporated	9	3,636
Universal Health Services, Inc. - Class B	—	61
Veeva Systems Inc. - Class A (a)	1	252
Vertex Pharmaceuticals Incorporated (a)	2	1,213
Viatris Inc.	11	173
Waters Corporation (a)	1	362
West Pharmaceutical Services, Inc.	1	242
Zimmer Biomet Holdings, Inc.	2	154
Zoetis Inc. - Class A	4	291
		55,227
Consumer Staples 4.5%
Altria Group, Inc.	16	1,172
Archer-Daniels-Midland Company	5	359
Brown-Forman Corporation - Class B	2	44
Bunge Global S.A.	1	143
Casey's General Stores, Inc.	—	280
Church & Dwight Co., Inc.	2	224
Clorox Company, The	1	117
Coca-Cola Company, The	37	3,039
Colgate-Palmolive Company	8	704
Constellation Brands, Inc. - Class A	1	175
Costco Wholesale Corporation	4	3,992
Dollar General Corporation	2	249
Dollar Tree, Inc. (a)	2	221
Estee Lauder Companies Inc., The - Class A	2	191
General Mills, Inc.	5	164
Hershey Company, The	1	252
Hormel Foods Corporation	3	70
J. M. Smucker Company, The	1	124
Kenvue Inc.	18	351
Keurig Dr Pepper Inc.	13	437
Kimberly-Clark Corporation (b)	3	355
Kraft Heinz Company, The (b)	8	189
Kroger Co., The	6	308
McCormick & Company, Incorporated	2	123
Molson Coors Beverage Company - Class B	1	47
Mondelez International, Inc. - Class A	12	709
Monster Beverage 1990 Corporation (a)	7	660
PepsiCo, Inc.	13	1,787
Philip Morris International Inc.	15	2,720
Procter & Gamble Company, The	22	3,290
Sysco Corporation	5	376
Target Corporation	4	562
Tyson Foods, Inc. - Class A	3	159
Walmart Inc.	42	4,795
		28,388
Energy 2.9%
Apa Corp.	3	113
Baker Hughes Company - Class A	10	533
Chevron Corporation	18	2,978
ConocoPhillips	12	1,224
Devon Energy Corporation	11	464
Diamondback Energy, Inc.	2	332
EOG Resources, Inc.	5	669
EQT Corporation	6	327
Expand Energy Corporation	2	208
Exxon Mobil Corporation	40	5,450
Halliburton Company	8	266
Kinder Morgan, Inc.	19	612
Marathon Petroleum Corporation	3	712
Occidental Petroleum Corporation	7	340
ONEOK, Inc.	6	534
Phillips 66	4	661
SLB Limited	14	673
Targa Resources Corp.	2	551
Texas Pacific Land Corporation	1	247
Valero Energy Corporation	3	737
Williams Companies, Inc., The	12	869
		18,500
Utilities 2.2%
AES Corporation, The	7	105
Alliant Energy Corporation	3	193
Ameren Corporation	3	305
American Electric Power Company, Inc.	5	717
American Water Works Company, Inc.	2	248
Atmos Energy Corporation	2	276

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
CenterPoint Energy, Inc.	7	286
CMS Energy Corporation	3	229
Consolidated Edison, Inc.	3	382
Constellation Energy Group, Inc.	3	762
Dominion Energy, Inc.	8	577
DTE Energy Company	2	305
Duke Energy Corporation	7	943
Edison International	4	285
Entergy Corporation	4	504
Evergy, Inc.	2	186
Eversource Energy	4	265
Exelon Corporation	10	462
FirstEnergy Corp.	5	239
NextEra Energy, Inc.	20	1,760
NiSource Inc.	4	213
NRG Energy, Inc.	2	300
PG&E Corporation	21	355
Pinnacle West Capital Corporation	1	128
PPL Corporation	7	259
Public Service Enterprise Group Incorporated	5	395
Sempra	6	585
The Southern Company	11	1,022
Vistra Corp.	3	493
WEC Energy Group Inc.	3	370
XCEL Energy Inc.	6	471
		13,620
Materials 1.8%
Air Products and Chemicals, Inc.	2	627
Albemarle Corporation	1	149
Amcor Pty Ltd	5	196
Avery Dennison Corporation	1	118
Ball Corporation	3	165
CF Industries Holdings, Inc.	2	166
Corteva, Inc.	7	552
CRH Public Limited Company	6	682
Dow Inc.	7	189
DuPont de Nemours, Inc.	1	172
Ecolab Inc.	2	688
Freeport-McMoRan Inc.	14	874
International Flavors & Fragrances Inc.	3	202
International Paper Company	5	194
Linde Public Limited Company	4	2,303
LyondellBasell Industries N.V. - Class A	2	130
Martin Marietta Materials, Inc.	1	329
Mosaic Company, The	3	63
Newmont Corporation	10	956
Nucor Corporation	2	481
Packaging Corporation of America	1	208
PPG Industries, Inc.	2	262
Sherwin-Williams Company, The	2	751
Smurfit Westrock Public Limited Company	5	232
Steel Dynamics, Inc.	1	300
Vulcan Materials Company	1	376
		11,365
Real Estate 1.8%
Alexandria Real Estate Equities, Inc.	2	82
American Tower Corporation	5	738
AvalonBay Communities, Inc.	1	261
BXP, Inc.	2	100
Camden Property Trust	1	114
CBRE Group, Inc. - Class A (a)	3	383
CoStar Group, Inc. (a)	4	118
Crown Castle Inc.	4	321
Digital Realty Trust, Inc.	3	559
Equinix, Inc.	1	992
Equity Residential	3	231
Essex Property Trust, Inc.	1	180
Extra Space Storage Inc.	2	298
Federal Realty Investment Trust	1	84
Healthpeak OP, LLC	7	139
Host Hotels & Resorts, Inc.	6	137
Invitation Homes Inc.	5	148
Iron Mountain Incorporated	3	368
Kimco Realty OP, LLC	7	174
Mid-America Apartment Communities, Inc.	1	159
ProLogis Inc.	9	1,214
Public Storage Operating Company	2	491
Realty Income Corporation	9	556
Regency Centers Corporation	2	119
SBA Communications Corporation - Class A	1	183
Simon Property Group, Inc.	3	694
UDR, Inc.	3	123
Ventas, Inc.	5	406
VICI Properties Inc.	10	273
Welltower Inc.	7	1,540
Weyerhaeuser Company	7	163
		11,348
Total Common Stocks (cost $334,058)		620,963
INVESTMENT COMPANIES 1.0%
iShares Core S&P 500 ETF	8	5,806
Total Investment Companies (cost $5,790)		5,806
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	998	998
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	361	361
Total Short Term Investments (cost $1,359)		1,359
Total Investments 99.8% (cost $341,207)		628,128
Other Derivative Instruments 0.0%		12
Other Assets and Liabilities, Net 0.2%		1,517
Total Net Assets 100.0%		629,657

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL S&P 500 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	1,680	48,160	48,842	29	—	—	998	0.2
JNL Government Money Market Fund, 3.63% - Class SL	221	2,926	2,786	8	—	—	361	0.1
The Bank Of New York Mellon Corporation	795	17	39	7	22	167	962	0.1
	2,696	51,103	51,667	44	22	167	2,321	0.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	5	September 2026	1,875	12	12

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	620,963	—	—	620,963
Investment Companies	5,806	—	—	5,806
Short Term Investments	1,359	—	—	1,359
	628,128	—	—	628,128
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	12	—	—	12
	12	—	—	12

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund
COMMON STOCKS 66.1%
Information Technology 20.6%
Accenture Public Limited Company - Class A	25	3,050
Accton Technology Corporation	16	1,279
Advanced Micro Devices, Inc. (a)	33	19,140
Advantest Corporation	9	1,960
Akamai Technologies, Inc. (a)	6	740
Alchip Technologies, Limited	1	136
Amphenol Corporation - Class A	3	463
Analog Devices, Inc.	7	2,636
Apple Inc. (b)	288	83,324
Applied Materials, Inc.	5	3,817
AppLovin Corporation - Class A (a)	4	1,909
Arista Networks, Inc. (a)	27	4,517
ASE Technology Holding Co., Ltd.	19	420
Asia Vital Components Co., Ltd.	3	245
ASM International N.V.	1	1,405
ASMedia Technology Inc.	14	659
ASML Holding N.V.	19	37,139
Avaya Holdings Corp. (a)	—	3
Broadcom Inc.	107	40,307
Cadence Design Systems, Inc. (a) (c)	29	11,016
Capgemini France	3	308
Celestica Inc. (a)	2	729
Cerebras Systems Inc. - Class A (a) (d)	11	2,525
Chorus Limited - Class A	32	2,045
Chroma ATE Inc.	4	277
Cisco Systems, Inc. (c)	148	17,384
Coherent Corp. (a)	—	120
Coreweave, Inc. - Class A (a) (c)	20	1,996
CrowdStrike Holdings, Inc. - Class A (a)	3	2,205
Datadog, Inc. - Class A (a) (c)	57	14,730
Dell Technologies Inc. - Class C	1	362
Delta Electronics, Inc.	12	753
DISCO Corporation	3	1,425
Elite Material Co., Ltd.	3	518
Fair Isaac Corporation (a)	1	1,048
First Solar, Inc. (a) (c)	10	2,429
Flex Ltd. (a)	4	707
Fujitsu Limited	89	1,794
Genius Electronic Optical Co., Ltd.	27	556
GigaDevice Semiconductor Inc. - Class A	10	1,198
GoDaddy Inc. - Class A (a)	6	515
Gold Circuit Electronics Ltd.	13	498
HANMI Semiconductor Co., Ltd.	—	72
Hewlett Packard Enterprise Company	10	467
Hon Hai Precision Industry Co., Ltd.	80	641
Hon. Precision, Inc.	11	2,257
HP, Inc.	120	2,623
IBIDEN Co., Ltd.	3	442
Indra Sistemas S.A. (d)	1	72
Infosys Limited	96	1,020
Intel Corporation (a) (c)	169	23,591
Jentech Precision Industrial Co., Ltd.	1	110
Keysight Technologies, Inc. (a)	19	6,713
Kioxia Holdings Corporation (a)	5	2,605
KLA Corporation (c)	17	5,061
Kokusai Electric Corporation	30	2,063
KYOCERA Corporation	4	86
Lam Research Corporation (c)	53	22,834
Lasertec Corporation (d)	3	890
Lenovo Group Limited	536	1,594
Lumentum Holdings Inc. (a) (c)	6	4,990
Marvell Technology, Inc.	11	3,400
Microchip Technology Incorporated	22	2,041
Micron Technology, Inc. (c)	40	46,169
Microsoft Corporation (c)	110	40,878
MongoDB, Inc. - Class A (a) (c)	13	4,292
Motorola Solutions, Inc.	1	516
Murata Manufacturing Co., Ltd.	9	649
Nan Ya P.C.B. Service Company	14	531
Nan Ya Technology Corporation	156	2,326
NVIDIA Corporation (b) (c)	435	87,076
OBIC Co., Ltd.	15	365
Oracle Corporation	48	6,995
Palantir Technologies Inc. - Class A (a) (c)	43	4,978
Palo Alto Networks, Inc. (a)	14	4,759
Phison Electronics Corporation	10	784
Powerchip Semiconductor Manufacturing Corp. (a)	170	438
PTC Inc. (a)	1	117
Qualcomm Incorporated	2	307
Rakus Co., Ltd. (d)	42	248
Redstone Buyer LLC (a) (e)	2	—
Salesforce, Inc.	21	3,323
Samsung Electronics Co., Ltd.	134	29,563
SanDisk LLC (a)	1	1,753
SAP SE	12	1,852
Seagate Technology Holdings Public Limited Company	1	703
ServiceTitan, Inc. - Class A (a)	42	2,964
Shopify Inc. - Class A (a)	3	319
SK Hynix Inc.	10	18,389
Skyworks Solutions, Inc.	47	3,156
Snowflake Inc. - Class A (a)	15	3,755
Synopsys, Inc. (a)	6	2,714
Taiwan Semiconductor Manufacturing Company Limited	696	54,145
Taiyo Yuden Co, Ltd (d)	11	1,388
TD SYNNEX Corporation	5	1,359
TDK Corporation	32	717
TE Connectivity Public Limited Company	26	5,242
Technoprobe S.p.A. (a)	5	201
Telefonaktiebolaget LM Ericsson - Class B	135	1,517
Texas Instruments Incorporated (c)	17	5,039
Tokyo Electron Limited	5	2,490
Tripod Technology Corporation	83	1,373
VeriSign, Inc.	5	1,259
Veritas NewCo. (a) (e)	4	79
Veritas NewCo. (a) (e)	6	114
Victory Giant Technology (HuiZhou) Co., Ltd. - Class H (a)	3	122
Vistance Networks, Inc. (a)	97	1,245
Western Digital Corporation (c)	5	2,930
Winbond Electronics Corp.	422	2,866
WOM Mobile SPA (a) (e)	1	8
Yangtze Optical Fibre And Cable Joint Stock Limited Company - Class A	10	813
Yangtze Optical Fibre And Cable Joint Stock Limited Company - Class H (f)	29	961
Zhongji Innolight Co., Ltd. - Class A	3	585
Zoom Communications, Inc. - Class A (a)	4	380
		706,611
Industrials 9.9%
3M Company	12	1,985
ABB Ltd - Class N	7	802
AerCap Holdings N.V.	3	406
Air Arabia PJSC	223	330
Airbus SE	53	11,787
Aktiebolaget Volvo - Class B	22	756
AMETEK, Inc.	5	1,239
Applied Aerospace & Defense, Inc. (a)	73	1,656
Athens International Airport S.A.	22	278
Atlas Copco Aktiebolag - Class A	117	2,366
Automatic Data Processing, Inc.	3	770
Ayala Corporation	13	86
BAE Systems PLC	363	8,908
Boeing Company, The (a)	101	21,962
Broadridge Financial Solutions, Inc.	25	3,411
Canadian National Railway Company	6	746
Carrier Global Corporation	14	1,015
Caterpillar Inc.	18	19,405
Clean Harbors, Inc. (a)	1	362
Contemporary Amperex Technology Co., Limited - Class A	7	390
Contemporary Amperex Technology Co., Limited - Class H (d) (f)	22	1,958
CSX Corporation	206	9,810
Delta Air Lines, Inc. (c)	114	10,696

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Diploma PLC	14	1,330
Doosan Enerbility Co., Ltd. (a)	4	206
DPC Holdings Limited (a) (d)	2	90
DSV A/S	19	4,633
Eaton Corporation Public Limited Company	5	2,015
EMCOR Group, Inc.	1	529
Emerson Electric Co.	6	845
Experian PLC	18	608
Fastenal Company	65	3,104
Fortune Electric Co., Ltd.	15	371
FTAI Aviation Ltd.	7	1,891
Furukawa Electric Co., Ltd.	36	1,080
GE Vernova Inc. (c)	18	21,391
General Electric Company (c)	53	19,746
GO Corporation (a)	3	45
Grupo Aeromexico, S.A.P.I. de C.V. - ADR (a) (d)	5	91
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	13	389
HD Hyundai Heavy Industries Co., Ltd.	1	390
HD Korea Shipbuilding & Marine Engineering Co., Ltd.	5	1,093
Hexcel Corporation	18	1,754
Hindustan Aeronautics Limited	39	1,813
Hitachi, Ltd.	8	226
Honeywell Aerospace Inc. (a)	8	1,749
Honeywell International Inc. (a)	8	1,771
Howmet Aerospace Inc.	18	4,923
Hubbell Incorporated	3	1,761
Hyundai Rotem Company	6	627
Illinois Tool Works Inc.	13	3,522
Ingersoll Rand Inc.	16	1,292
Innio N.V. (a)	6	232
J.B. Hunt Transport Services, Inc.	2	490
Kajima Corporation	40	1,469
KOC Holding Anonim Sirketi - Class A	133	552
Legrand	18	3,058
Leonardo S.p.A.	14	770
Localiza Rent A Car S/A	19	154
Lockheed Martin Corporation	2	909
LuxCo 3 (a) (e)	1	24
MasTec, Inc. (a)	1	510
MISUMI Group Inc.	32	803
Mitsubishi Heavy Industries, Ltd.	121	2,753
Mueller Industries, Inc.	3	424
Nidec Corporation (a)	119	2,058
NKT A/S (a)	2	332
Norfolk Southern Corporation	9	2,738
Northrop Grumman Corporation	10	4,901
Obayashi Corporation	30	603
Otis Worldwide Corporation	60	4,281
PACCAR Inc.	8	935
Palladyne AI Corp. (a) (d)	1	8
Parker-Hannifin Corporation	12	12,180
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	5	76
Qxo, Inc. (a) (d)	13	232
Relx PLC	145	4,561
Republic Services, Inc.	10	2,186
Rheinmetall Aktiengesellschaft	1	1,274
Rockwell Automation, Inc.	14	6,744
Rolls-Royce Holdings PLC	773	14,870
Rumo S.A.	111	289
Safran	7	2,956
SANY Heavy Industry Co., Ltd. - Class A	236	602
Schneider Electric SE	22	7,122
Siemens Aktiengesellschaft - Class N	20	6,409
Siemens Energy AG	54	10,244
Southwest Airlines Co.	10	527
Techtronic Industries Company Limited	55	923
Trane Technologies Public Limited Company	28	13,780
TransDigm Group Incorporated	1	1,937
Transurban Holdings Limited	166	1,656
Uber Technologies, Inc. (a)	37	2,672
Union Pacific Corporation	25	6,847
United Airlines Holdings, Inc. (a)	48	6,477
United Integrated Services Co., Ltd.	28	1,182
Veralto Corporation	18	1,607
Vertiv Holdings Co - Class A	60	20,003
Wartsila Oyj Abp	29	1,125
Waste Management, Inc.	4	938
Wesco Aircraft Holdings, Inc. (a) (e)	1	12
Worley Limited	12	89
		337,933
Financials 8.7%
ABN AMRO Bank N.V. - DUTCHCERT (f)	107	4,531
Abu Dhabi Commercial Bank PJSC	44	172
AIA Group Limited	357	3,260
Akbank Turk Anonim Sirketi - Class A	45	74
Aktiebolaget Industrivarden - Class A	5	306
Aktsionernoe Obshchestvo Narodny Bank Kazakhstana - GDR (f)	29	862
Al Rajhi Banking and Investment Corporation	26	456
Axis Bank Limited	19	275
Banco Bilbao Vizcaya Argentaria S.A.	100	2,516
Banco Comercial Portugues S.A.	308	365
Banco De Sabadell SA	337	1,198
Banco do Brasil S.A.	38	148
Bandhan Bank Limited (f)	81	174
Bank of America Corporation	322	18,360
Bank of Nova Scotia, The	30	2,625
Bank of The Philippine Islands	126	198
Bank Polska Kasa Opieki - Spolka Akcyjna	14	856
Bankinter Sociedad Anonima	49	819
Blackstone Inc. - Class A	6	651
Block, Inc. - Class A (a)	9	650
BNP Paribas	8	925
CaixaBank SA	117	1,661
Capital One Financial Corporation	37	7,478
CBOE Global Markets, Inc.	2	380
Charles Schwab Corporation, The	16	1,502
China Galaxy Securities Co., Ltd. - Class H	493	465
Citigroup Inc.	113	15,805
Citizens Financial Group, Inc.	136	9,543
CME Group Inc. - Class A	10	2,159
Coinbase Global, Inc. - Class A (a)	3	444
Commercial International Bank Egypt S.A.E	353	917
Daiichi Life Group Co., Ltd.	28	304
Daiwa Securities Group Inc.	101	1,004
Danske Bank A/S	29	1,578
Deutsche Bank Aktiengesellschaft - Class N	156	5,268
Eagle Bancorp, Inc.	1	37
EFG Hermes Holding S.A.E.	317	172
Euronext N.V. (f)	3	510
FactSet Research Systems Inc.	4	833
Fawry For Banking Technology And Electronic Payments S.A.E (a)	1,152	431
Fifth Third Bancorp	214	12,075
Finecobank Banca Fineco S.P.A.	51	1,274
First Citizens BancShares, Inc. - Class A	1	1,511
First Horizon Corporation	34	869
FirstRand Limited	275	1,630
Fiserv, Inc. (a)	41	1,997
Flagstar Bank, National Association	137	2,043
Franklin Resources, Inc.	24	800
Goldman Sachs Group, Inc., The	19	18,980
Grupo Financiero Banorte, S.A.B. de C.V.	183	1,938
IndusInd Bank Ltd.	13	124
ING Groep N.V.	307	9,701
Intact Financial Corporation	5	1,091
Intercontinental Exchange, Inc.	8	1,011
Intesa Sanpaolo SPA	712	4,883
Invesco Ltd.	32	839
Japan Exchange Group, Inc.	72	911
Japan Post Bank Co., Ltd.	102	1,944
Japan Post Holdings Co., Ltd.	150	2,019
Joint Stock Company Kaspi.Kz - ADR (f)	11	969
JPMorgan Chase & Co.	43	14,214
Julius Bar Gruppe AG - Class N	25	2,167
KBC Groep	6	851
Komercni banka, a.s.	4	181

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Krungthai Card Public Company Limited	459	461
Lloyds Banking Group PLC	387	566
Macquarie Group Limited	9	1,635
Manappuram Finance Limited	82	282
Marsh & Mclennan Companies, Inc.	43	7,088
MasterCard Incorporated - Class A	30	15,501
MetLife, Inc.	37	3,119
Metropolitan Bank & Trust Company	95	101
Mitsubishi UFJ Financial Group, Inc.	288	5,722
Mizuho Financial Group, Inc.	10	499
MONETA Money Bank, a.s. (f)	11	93
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	1	811
National Australia Bank Limited	72	1,886
National Bank of Greece S.A. - Class R	11	196
NatWest Group PLC	248	2,198
Northern Trust Corporation	6	1,076
NU Holdings Ltd. - Class A (a)	11	146
Optasia Limited (a) (d)	169	152
OTP Bank Nyrt.	6	920
Partners Group Holding AG	2	1,398
PNC Financial Services Group, Inc., The	4	1,038
Popular, Inc.	4	589
Power Corporation of Canada (d)	4	223
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	17	477
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	52	912
Principal Financial Group, Inc.	6	608
Progressive Corporation, The	41	8,985
Prudential Financial, Inc.	21	2,258
PT. Bank Mandiri (Persero) Tbk.	3,150	681
PT. Bank Syariah Indonesia Tbk.	263	25
Raiffeisen Bank International AG	2	149
Robinhood Markets, Inc. - Class A (a)	15	1,509
S&P Global Inc.	11	4,643
Sammaan Capital Limited (a)	142	262
Sampo Oyj - Class A	101	1,058
Saudi National Bank, The	8	86
SBI Holdings, Inc.	29	480
SBI Life Insurance Company Limited (f)	169	3,153
Societe Generale	138	12,215
Sompo Holdings, Inc.	22	867
St. James's Place PLC	61	982
State Street Corporation	3	503
StoneCo Ltd. - Class A	18	190
Svenska Handelsbanken AB - Class A	28	410
TBC Bank Group PLC	14	819
Toronto-Dominion Bank, The	1	71
Travelers Companies, Inc., The	4	1,298
Truist Financial Corporation	65	3,228
TS Financial Holding Co., Ltd.	310	325
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	226	20,231
Visa Inc. - Class A	16	5,374
Wealthfront Corporation (a)	39	350
Wells Fargo & Company	49	4,026
XP Inc. - Class A	5	89
Zurich Insurance Group AG - Class N	1	827
		296,725
Communication Services 6.1%
Alphabet Inc. - Class C (c)	237	83,748
AMC Networks, Inc. - Class A (a) (d)	23	227
America Movil, S.A.B. De C.V.	521	678
Baidu, Inc. - Class A - ADR (a) (d)	1	114
BCE Inc.	83	1,781
Deutsche Telekom AG - Class N	56	1,538
EchoStar Corporation - Class A (a) (d)	34	3,423
Emirates Integrated Telecommunications Company PJSC	71	221
Etihad Etisalat Company	48	764
Former Charter Communications Parent, Inc. - Class A (a)	5	696
Fox Corporation - Class B	30	1,396
Kakaku.com, Inc. (d)	11	224
Krafton, Inc.	1	184
Kuaishou Technology (f)	81	432
Live Nation Entertainment, Inc. (a) (c)	55	10,103
LY Corporation	399	1,064
Meta Platforms, Inc. - Class A (c)	42	23,477
Netflix, Inc. (a)	68	4,839
News Corporation - Class A	54	1,341
NEXON Co., Ltd. (d)	41	541
Paramount Skydance Corporation - Class B (d)	6	56
Publicis Groupe S.A. (d)	9	893
SoftBank Group Corp.	17	651
Space Exploration Technologies Corp. - Class A (a) (d)	214	36,539
Telenor ASA	14	199
Tencent Holdings Limited	189	10,438
Tencent Holdings Limited - ADR	—	12
T-Mobile US, Inc.	15	2,460
True Corporation Public Company Limited	694	271
Universal Music Group N.V.	51	1,073
Verizon Communications Inc.	87	3,682
Vodacom Group (d)	125	1,160
Walt Disney Company, The	151	14,561
		208,786
Consumer Discretionary 6.0%
Airbnb, Inc. - Class A (a) (b)	26	3,754
Alibaba Group Holding Limited - ADR (d)	9	878
Allwyn AG - Class R	8	125
Amazon.com, Inc. (a) (b)	213	50,741
ANTA Sports Products Limited	70	638
AutoZone, Inc. (a)	1	4,321
Bloomberry Resorts Corporation	—	—
Booking Holdings Inc.	46	8,148
BYD Company Limited - Class H	274	2,543
Caesars Entertainment, Inc. (a)	17	507
Carvana Co. - Class A (a)	18	1,208
Century Communities, Inc.	11	793
Compagnie Financiere Richemont S.A.	7	1,697
Compass Group PLC	149	4,820
D.R. Horton, Inc.	45	7,321
Darden Restaurants, Inc.	14	2,913
Deckers Outdoor Corporation (a)	10	948
DENSO Corporation	181	2,098
DigiPlus Interactive Corp.	422	81
DoorDash, Inc. - Class A (a)	15	2,730
eBay Inc.	10	1,103
Fast Retailing Co., Ltd.	3	1,487
Garmin Ltd.	2	520
Geely Automobile Holdings Limited	278	600
Genius Sports Limited (a)	101	610
Great Wall Motor Company Limited - Class A	472	1,049
Hasbro, Inc.	16	1,306
Hermes International	2	3,388
Hilton Worldwide Holdings Inc.	27	8,981
Home Depot, Inc., The	20	6,979
Hyundai Motor Company	1	187
Isuzu Motors Limited	70	938
Jawbone Inc. (e) (f)	—	—
KB Home	6	375
KIA Corporation	2	206
Las Vegas Sands Corp.	29	1,338
Lenskart Solutions Limited (a)	382	2,085
LG Electronics India Limited (a)	64	1,045
Lojas Renner S/A.	442	1,266
LVMH Moet Hennessy Louis Vuitton	11	6,134
Mahindra and Mahindra Limited	116	3,787
Marriott International, Inc. - Class A	4	1,598
McDonald's Corporation	21	5,598
Meituan - Class B (a) (f)	42	372
MercadoLibre, Inc. (a)	1	1,667
Mercedes-Benz Group AG - Class N	52	2,586
Meritage Homes Corporation	9	737
Misto Holdings Corporation	3	90
Mitsukoshi Isetan Holdings Co., Ltd.	36	910
Mr Price Group (d)	41	455
New Oriental Education & Technology Group Inc. - ADR	6	282

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Petrobras Distribuidora S/A.	93	540
Ralph Lauren Corporation - Class A	8	3,058
Renault	8	223
Ross Stores, Inc.	11	2,398
Ryohin Keikaku Co., Ltd.	5	102
SAIC Motor Corporation Limited - Class A	81	116
Six Flags Entertainment Corporation (a) (d)	20	427
Starbucks Corporation	49	5,048
Suzuki Motor Corporation	143	1,731
Tapestry, Inc.	20	2,866
Tesla Inc. (a) (c)	47	19,623
TJX Companies, Inc., The	96	14,546
Tractor Supply Company	9	283
Ulta Beauty, Inc. (a)	3	1,276
Wynn Macau, Limited	589	380
		206,560
Health Care 6.0%
AbbVie Inc.	51	12,827
Agilent Technologies, Inc.	15	1,999
Ascendis Pharma A/S (a)	1	315
AstraZeneca PLC	53	9,992
Bayer Aktiengesellschaft - Class N	29	1,588
Biogen Inc. (a)	2	341
Bio-Techne Corporation	2	113
Boston Scientific Corporation (a)	54	2,310
Bristol-Myers Squibb Company	15	890
Cardinal Health, Inc.	2	436
Cencora, Inc.	4	1,237
Centene Corporation (a)	10	652
Coloplast A/S - Class B	6	361
Convatec Group PLC (f)	95	272
Daiichi Sankyo Company, Limited	83	1,344
Edwards Lifesciences Corporation (a) (c)	57	5,116
Elevance Health, Inc.	3	1,046
Eli Lilly and Company (c)	38	45,413
EssilorLuxottica	7	1,232
Galderma Group AG	23	5,193
Gilead Sciences, Inc.	41	5,201
Grand Round, Inc. (e) (f)	644	496
GSK PLC	60	1,585
Haleon PLC	142	655
Icon Public Limited Company (a)	4	729
Incyte Corporation (a)	16	1,790
Intuitive Surgical, Inc. (a)	18	7,161
Ionis Pharmaceuticals, Inc. (a)	2	165
Johnson & Johnson	59	14,899
McKesson Corporation	12	9,306
Medtronic, Inc.	12	930
Merck & Co., Inc.	74	9,455
Mettler-Toledo International Inc. (a)	2	2,259
Moderna, Inc. (a)	32	2,252
NMC Health PLC (e)	162	—
Otsuka Holdings Co., Ltd.	6	406
Protagonist Therapeutics, Inc. (a)	2	192
Quest Diagnostics Incorporated	3	718
Rede D'or Sao Luiz S.A.	9	62
Regeneron Pharmaceuticals, Inc.	2	1,497
ResMed Inc.	11	2,088
Roche Holding AG	15	6,162
Royalty Pharma PLC - Class A	7	395
Sai Life Sciences Limited (a)	10	130
Sanofi	24	2,047
Santen Pharmaceutical Co., Ltd.	31	408
Straumann Holding AG - Class N	5	684
Stryker Corporation	22	7,028
Sumitomo Pharma Co., Ltd. (a) (d)	44	407
Teva Pharmaceutical Industries Ltd - ADR (a)	30	1,001
Thermo Fisher Scientific Inc.	18	9,142
U C B	2	530
UnitedHealth Group Incorporated	22	9,040
Vertex Pharmaceuticals Incorporated (a)	20	10,124
Viatris Inc.	109	1,724
West Pharmaceutical Services, Inc.	3	918
WuXi Biologics (Cayman) Inc. (a) (f)	80	358
		204,621
Energy 3.2%
ADES Holding Company	62	308
Apa Corp.	132	4,297
BP P.L.C.	291	1,800
Cameco Corporation (c)	74	7,588
Cenovus Energy Inc.	241	5,984
Cheniere Energy, Inc.	21	4,986
Devon Energy Corporation	22	920
Eaglerock Land, LLC - Class A (a)	34	718
ENEOS Holdings, Inc.	137	1,011
EOG Resources, Inc.	4	505
EQT Corporation	86	4,564
Equinor ASA	41	1,282
Exxon Mobil Corporation	105	14,372
Halliburton Company	36	1,210
Idemitsu Kosan Co., Ltd.	34	254
Marathon Petroleum Corporation	12	2,953
NAC Kazatomprom JSC - GDR (f)	5	369
Neste Oyj	6	208
New Kleo Holdco (a) (e)	51	87
Occidental Petroleum Corporation	56	2,725
PBF Energy Inc. - Class A	13	580
Phillips 66	9	1,467
Repsol S.A.	48	1,192
Shell PLC - Class A	274	10,646
SM Energy Company	31	816
Solaris Energy Infrastructure, Inc. - Class A	28	2,229
Suncor Energy Inc.	108	5,814
Targa Resources Corp.	20	5,297
Tenaris S.A.	64	1,759
TotalEnergies SE	8	660
Valero Energy Corporation (c)	32	8,231
Williams Companies, Inc., The (c)	173	12,868
Woodside Energy Group Ltd	53	1,032
YPF S.A. - Class D - ADR (a)	17	762
		109,494
Consumer Staples 2.1%
AEON Co., Ltd.	42	346
Altria Group, Inc.	39	2,809
Archer-Daniels-Midland Company	17	1,302
British American Tobacco P.L.C.	120	7,415
Costco Wholesale Corporation	15	14,079
CP ALL Public Company Limited	283	400
Dollar General Corporation	22	2,574
Eastroc Beverage(Group) Co., Ltd. - Class A	15	282
Estee Lauder Companies Inc., The - Class A	79	6,200
Fomento Economico Mexicano, S.A. B. De C.V.	6	73
Hershey Company, The	3	594
ITC Limited	273	829
J Sainsbury PLC	284	1,207
J. M. Smucker Company, The	4	428
Japan Tobacco Inc. (d)	49	1,832
Kao Corporation (d)	38	754
KT&G Corporation	8	922
L'Oreal	1	421
McCormick & Company, Incorporated	6	299
Metro Inc. - Class A	16	1,049
Monster Beverage 1990 Corporation (a)	1	126
PepsiCo, Inc.	38	5,114
Philip Morris International Inc.	43	7,778
Seven & I Holdings Co., Ltd.	65	781
Unilever PLC	32	1,902
Wal-Mart de Mexico, S.A.B. de C.V.	524	1,536
Walmart Inc.	87	9,907
		70,959
Materials 1.6%
Agnico Eagle Mines Limited	6	942
Air Products and Chemicals, Inc.	2	471
Albemarle Corporation	17	2,341
Algoma Steel Group Inc. (a)	110	447
Anglo American PLC	28	1,376
Asahi Kasei Corporation	30	328

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Barrick Mining Corporation	108	3,961
BHP Group Limited	31	1,264
Borouge PLC	263	182
China Hongqiao Group Limited	207	534
CRH Public Limited Company	53	5,623
Dow Inc.	53	1,439
DuPont de Nemours, Inc.	4	528
Ecolab Inc.	8	2,229
Eldorado Gold Corporation	13	396
ERO Copper Corp. (a)	4	104
First Majestic Silver Corp.	20	346
Fortescue Ltd	61	812
Freeport-McMoRan Inc. (c)	212	13,333
Fresnillo PLC	50	1,826
Holcim AG	9	837
Kansai Paint Co., Ltd. (d)	15	248
Kinross Gold Corporation	23	535
Klabin S.A.	183	595
Kumba Iron Ore Ltd (f)	9	166
LyondellBasell Industries N.V. - Class A	22	1,163
Methanex Corporation	11	502
Mitsui Kinzoku Company, Limited (d)	2	428
Nan Ya Plastics Corporation	189	1,002
Newmont Corporation	7	630
Nissan Chemical Corporation	15	807
Nucor Corporation	16	3,641
PLS Group Limited (a)	323	1,115
Quintis Limited (e) (f) (g)	3,771	—
Resonac Holdings Co., Ltd. (d)	15	1,626
Rio Tinto Limited	5	653
Southern Copper Corporation	2	292
Steel Dynamics, Inc.	3	729
Teck Resources Limited - Class B	17	1,009
Vale S.A. - ADR	45	673
Vale S.A.	25	373
Valterra Platinum	10	688
Yanbu National Petrochemical Company (Yansab)	56	437
		56,631
Utilities 1.4%
Ameren Corporation	14	1,633
El Paso Electric Company (a) (e)	1	2
Engie	82	2,583
Fervo Energy Company - Class A (a)	90	2,623
Fortis Inc.	51	2,930
GAIL (India) Limited	106	195
National Grid PLC	697	11,495
Naturgy Energy Group S.A.	11	351
NextEra Energy, Inc.	143	12,568
PG&E Corporation	38	648
Pinnacle West Capital Corporation	17	1,770
RWE Aktiengesellschaft	28	1,785
The Southern Company	16	1,555
Vistra Corp.	58	9,228
		49,366
Real Estate 0.5%
Aldar Properties PJSC	141	319
Amata Corporation Public Company Limited	865	700
CBRE Group, Inc. - Class A (a)	11	1,537
Digital Realty Trust, Inc.	10	1,817
Emaar Development LLC	39	147
Emaar Properties PJSC	175	567
Host Hotels & Resorts, Inc.	64	1,509
Iron Mountain Incorporated	8	1,061
Mirvac Limited	459	547
ProLogis Inc.	6	877
The British Land Company Public Limited Company	54	295
UOL Group Limited	32	233
Ventas, Inc.	21	1,875
VICI Properties Inc.	161	4,270
		15,754
Total Common Stocks (cost $1,997,327)		2,263,440
CORPORATE BONDS AND NOTES 8.3%
Financials 1.7%
Acrisure, LLC
4.25%, 02/15/29 (h)	180	164
6.75%, 07/01/32 (h)	100	90
AIB Group Public Limited Company
6.00%, (100, 07/14/31), EUR (f) (i)	250	296
Alexandrite Lake Lux Holdings S.a r.l.
6.75%, 07/30/30, EUR (f)	431	491
Alliant Holdings Intermediate, LLC
5.88%, 11/01/29 (h)	291	284
7.00%, 01/15/31 (h)	50	51
6.50%, 10/01/31 (h)	98	98
Ally Financial Inc.
6.65%, 01/17/40 (d)	100	99
American National Group Inc.
7.00%, 12/01/55	100	97
AmWINS Group, Inc.
6.38%, 02/15/29 (h)	100	100
Ardonagh Finco Limited
6.88%, 02/15/31, EUR (f)	368	421
6.88%, 02/15/31, EUR (h)	1,220	1,395
7.75%, 02/15/31 (h)	200	202
Aretec Escrow Issuer 2 Inc.
10.00%, 08/15/30 (h)	74	78
Axis Bank Limited
4.10%, (100, 09/08/26) (f) (i) (j)	300	299
6.88%, (100, 12/30/31) (f) (i)	200	201
5.35%, 06/30/31 (f)	200	201
Azorra Finance Limited
7.75%, 04/15/30 (h)	134	139
Banco Bilbao Vizcaya Argentaria S.A.
6.88%, (100, 12/13/30), EUR (f) (i)	400	492
8.38%, (100, 06/21/28), EUR (f) (i)	200	246
Bankinter Sociedad Anonima
7.38%, (100, 08/15/28), EUR (f) (i)	200	243
Barclays PLC
4.38%, (100, 03/15/28) (i) (j)	214	208
4.91%, 06/26/30	460	460
Block, Inc.
5.63%, 08/15/30 (h)	200	200
BNP Paribas
4.63%, (100, 01/12/27) (h) (i)	214	213
Bper Banca S.P.A.
6.50%, (100, 03/20/30), EUR (f) (i)	200	239
Breakwater Energy Holdings S.a r.l.
9.25%, 11/15/30 (h)	250	264
CaixaBank SA
5.88%, (100, 10/09/27), EUR (f) (i) (j)	400	467
6.25%, (100, 07/24/32), EUR (f) (i)	200	241
Citigroup Global Markets Holdings Inc.
0.00%, 06/17/29 (e) (k)	1,742	1,742
Citigroup Inc.
6.88%, (100, 08/15/30) (i)	73	74
6.95%, (100, 02/15/30) (i)	76	78
5.92%, (10 Year Treasury + 0.00%), 12/11/30 (k)	1,472	1,397
COMMERZBANK Aktiengesellschaft
7.88%, (100, 07/02/29), EUR (f) (i)	200	258
Credit Acceptance Corporation
9.25%, 12/15/28 (h)	100	104
6.63%, 03/15/30 (h)	100	100
CrossCountry Intermediate HoldCo, LLC
6.75%, 12/01/32 (h)	100	96
Deutsche Bank Aktiengesellschaft
4.50%, (100, 11/30/26), EUR (f) (i)	200	229
4.63%, (100, 10/30/27), EUR (f) (i)	800	911
6.75%, (100, 10/30/34), EUR (f) (i)	400	472
7.13%, EUR (f) (i)	200	244
Dynamo NewCo II GmbH
6.25%, 10/15/31, EUR (f)	437	470
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (h)	250	251

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Encore Capital Group, Inc.
5.44%, (3 Month EURIBOR + 3.25%), 07/15/33, EUR (f) (k)	309	357
Eurobank S.A.
4.00%, 02/07/36, EUR (f)	421	477
First Citizens BancShares, Inc.
6.25%, 03/12/40	1,819	1,788
FirstCash, Inc.
6.88%, 03/01/32 (h)	128	132
Flourishing Trade And Investment Ltd
11.04%, 04/02/28 (e) (h) (l)	4,138	4,272
Focus Financial Partners, LLC
6.75%, 09/15/31 (h)	100	101
Ford Motor Credit Company LLC
5.13%, 11/05/26	458	459
4.27%, 01/09/27	449	448
Freedom Mortgage Holdings LLC
9.13%, 05/15/31 (h)	100	103
8.38%, 04/01/32 (h)	39	40
7.88%, 04/01/33 (h)	100	97
FS KKR Capital Corp.
6.13%, 01/15/30	100	97
GACI First Investment Company
5.25%, 05/14/33 (f)	252	252
Garfunkelux Holdco 3 S.A.
9.00%, 09/01/28, EUR (f)	951	1,085
GGAM Finance Ltd.
6.88%, 04/15/29 (h)	151	154
Global Atlantic Financial Company
7.25%, 03/01/56 (h)	100	98
GS Finance Corp.
5.95%, 01/15/31	3,840	3,692
6.11%, 02/17/31 (k)	1,716	1,660
7.35%, (10 Year Treasury + 0.00%), 02/17/31 (k)	3,564	3,465
HA Sustainable Infrastructure Capital, Inc.
7.13%, 11/15/56	100	101
Howden UK Refinance 2 PLC
8.13%, 02/15/32 (h)	200	179
HSBC Holdings PLC
5.70%, 05/26/32, AUD (k)	370	257
HUB International Limited
7.25%, 06/15/30 (h)	200	205
IIFL Finance Limited
7.60%, 09/10/29 (f)	200	201
ING Groep N.V.
3.88%, (100, 05/16/27) (i) (j)	400	393
7.25%, (100, 11/16/34) (f) (i)	250	262
Intrum Investments and Financing AB
8.00%, 09/11/27, EUR (f)	569	655
Jane Street Group, LLC
6.75%, 05/01/33 (h)	200	205
Jefferies Finance LLC
5.00%, 08/15/28 (h)	200	193
Joint Stock Company Kaspi.Kz
5.90%, 04/28/31 (h)	200	200
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30 (h)	100	102
JPMorgan Chase & Co.
6.50%, (100, 04/01/30) (i)	69	71
Lloyds Banking Group PLC
7.50%, (100, 06/27/30), GBP (i)	200	273
Macquarie Bank Limited
5.77%, 08/20/36, AUD (k)	400	276
Minejesa Capital B.V.
5.63%, 08/10/37 (h)	200	191
Mirae Asset Securities Co., Ltd.
5.13%, 07/06/29 (f)	200	200
Mizuho Financial Group, Inc.
0.00%, (SOFR + 1.08%), 07/13/32 (k)	200	200
Morgan Stanley
6.07%, 05/08/31, EUR (e) (h) (k)	6,514	7,341
Muangthai Capital Public Company Limited
6.88%, 09/30/28 (f)	300	301
7.55%, 07/21/30	250	254
Muthoot Finance Limited
6.38%, 03/02/30 (f)	295	295
5.75%, 08/04/30 (f)	200	196
National Bank of Greece S.A.
5.80%, (100, 08/12/31), EUR (f) (i)	200	229
5.88%, 06/28/35, EUR (f)	200	241
Nationwide Building Society
5.75%, (100, 06/20/27), GBP (f) (i) (j)	215	286
7.50%, (100, 12/20/30), GBP (f) (i)	567	771
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (h)	745	793
NH Investment & Securities Co., Ltd.
5.00%, 06/29/31 (f)	200	199
NN Group N.V.
5.75%, (100, 09/11/34), EUR (f) (i)	275	320
Nomura Holdings, Inc.
7.00%, (100, 07/15/30) (i)	200	205
OneMain Finance Corporation
7.13%, 11/15/31	75	76
Osaic Holdings, Inc.
6.75%, 08/01/32 (h)	100	100
Panther Escrow Issuer LLC
7.13%, 06/01/31 (h)	131	131
PennyMac Financial Services, Inc.
5.75%, 09/15/31 (h)	100	95
6.88%, 05/15/32 (h)	207	202
Power Finance Edge Limited
5.32%, 06/30/31 (f)	200	201
PRA Group Europe Holding II S.a r.l.
6.25%, 09/30/32, EUR (f)	140	157
Progroup AG
5.13%, 04/15/29, EUR (h)	224	261
5.38%, 04/15/31, EUR (h)	188	219
RAG-Stiftung
1.45%, 12/16/31, EUR (j)	800	934
Resurgent Trade and Investment Ltd
9.51%, 12/01/27 (e) (f)	2,991	2,998
RLGH Finance Bermuda Ltd
6.88%, (100, 05/19/32) (f) (i)	200	200
Rocket Companies, Inc.
6.50%, 08/01/29 (h)	74	76
7.13%, 02/01/32 (h)	163	169
6.38%, 08/01/33 (h)	100	102
Ryan Specialty, LLC
5.88%, 08/01/32 (h)	100	98
Sammaan Capital Limited
7.50%, 10/16/30 (f)	275	278
Shift4 Payments, LLC
6.75%, 08/15/32 (h)	100	100
5.50%, 05/15/33, EUR (f)	824	919
SLM Corporation
6.50%, 01/31/30	100	101
Standard Chartered PLC
7.00%, (100, 06/08/33) (f) (i)	200	201
Starwood Property Trust, Inc.
4.38%, 01/15/27 (h)	103	102
Stena International S.A.
7.25%, 01/15/31 (f)	791	809
StoneX Escrow Issuer LLC
6.88%, 07/15/32 (h)	100	103
Synchrony Financial
7.25%, 02/02/33	100	104
Texas Capital Bancshares, Inc.
5.30%, 02/27/32	691	685
United Overseas Bank Limited
3.00%, (100, 01/21/33), SGD (f) (i)	250	192
United Wholesale Mortgage, LLC
5.50%, 04/15/29 (d) (h)	243	226
UWM Holdings, LLC
6.25%, 03/15/31 (d) (h)	101	90
WOM Chile Holdco SpA
5.00%, 04/01/32 (h) (j) (l)	186	164
Wom Mobile SpA
12.50%, 04/01/31 (h) (l)	13	14
		58,884

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Consumer Discretionary 1.3%
ABRA Global Finance
6.00%, 10/22/29 (h) (l)	76	75
Adient Global Holdings Ltd
7.00%, 04/15/28 (h)	166	169
Advance Auto Parts, Inc.
7.38%, 08/01/33 (h)	100	103
Afflelou
6.00%, 07/25/29, EUR (f)	330	388
Alibaba Group Holding Limited
0.50%, 06/01/31 (j)	697	825
Allwyn Entertainment Financing (UK) PLC
7.25%, 04/30/30, EUR (f)	454	539
American Axle & Manufacturing, Inc.
7.75%, 10/15/33 (h)	200	197
Aramark Services, Inc.
5.00%, 02/01/28 (h)	100	100
Asbury Automotive Group, Inc.
4.75%, 03/01/30	106	103
Ashton Woods USA L.L.C.
6.88%, 08/01/33 (h)	301	298
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (d) (h)	1,226	957
10.38%, 03/31/29, GBP (f)	411	426
Avianca MidCo 2 PLC
9.00%, 12/01/28 (f)	23	23
Avis Budget Car Rental, LLC
8.00%, 02/15/31 (h)	100	101
8.38%, 06/15/32 (d) (h)	100	101
Bath & Body Works, Inc.
6.63%, 10/01/30 (h)	100	102
BCPE Flavor Debt Merger Sub LLC
9.50%, 07/01/32 (h)	50	47
Beach Acquisition Bidco, LLC
5.25%, 07/15/32, EUR (f)	256	297
10.00%, 07/15/33 (h) (l)	100	113
Beazer Homes USA, Inc.
8.00%, 01/15/32 (h)	177	178
Bertrand Franchise Finance
5.99%, (3 Month EURIBOR + 3.75%), 07/18/30, EUR (f) (k)	164	187
BetClic Everest Group
5.13%, 12/10/31, EUR (f)	273	316
Bracelet Holdings Inc.
9.25%, 07/02/28 (h)	1,635	1,624
Brookfield Residential Properties Inc.
4.88%, 02/15/30 (d) (h)	266	248
Caesars Entertainment, Inc.
4.63%, 10/15/29 (h)	155	149
7.00%, 02/15/30 (h)	44	44
6.00%, 10/15/32 (d) (h)	200	181
Carvana Co.
9.00%, 06/01/31 (h) (l) (m)	100	110
CD&R Firefly Bidco PLC
8.63%, 04/30/29, GBP (f)	402	548
CDI Escrow Issuer, Inc.
5.75%, 04/01/30 (h)	100	100
Century Communities, Inc.
3.88%, 08/15/29 (h) (n)	100	95
Cesar S.P.A.
6.38%, (3 Month EURIBOR + 4.25%), 09/30/31, EUR (f) (k)	255	294
6.50%, 09/30/31, EUR (f)	513	598
Churchill Downs Incorporated
5.50%, 04/01/27 (h)	30	30
Cirsa Finance International S.a r.l.
4.88%, 10/15/31, EUR (f)	111	129
5.40%, (3 Month EURIBOR + 3.00%), 10/15/32, EUR (f) (k)	163	188
Clarios Global LP
6.75%, 05/15/28 - 09/15/32 (h)	200	203
4.75%, 06/15/31, EUR (f)	306	353
Cooper-Standard Automotive Inc.
9.25%, 03/01/31 (d) (h)	100	101
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (f)	550	660
Deuce Finco PLC
7.00%, 11/20/31, GBP (f)	413	558
5.90%, (3 Month EURIBOR + 3.50%), 11/20/32, EUR (f) (k)	385	446
Discovery Communications, LLC
5.00%, 09/20/37	100	78
6.35%, 06/01/40	200	165
Discovery Global Holdings, Inc.
3.76%, 03/15/27	1,452	1,441
4.28%, 03/15/32	100	90
Domain Greenbough Partner 2 LLC
14.57%, 01/23/32 (e) (h)	1,172	1,172
Duomo Bidco S.P.A.
5.45%, (3 Month EURIBOR + 3.25%), 01/15/32, EUR (f) (k)	762	877
EG Global Finance PLC
12.00%, 11/30/28 (h)	454	483
Elior Group
5.63%, 03/15/30, EUR (f)	380	424
Entain plc
4.88%, 11/30/31, EUR (f)	200	231
Essendi S.A.
5.63%, 05/15/32, EUR (f)	1,016	1,180
Fertitta Entertainment, LLC
6.75%, 01/15/30 (d) (h)	200	196
Flutter Treasury Designated Activity Company
4.00%, 06/04/31, EUR (f)	292	328
Fortune Star (BVI) Limited
6.80%, 09/09/29 (f)	200	198
Forvia
2.75%, 02/15/27, EUR (f) (m)	179	204
6.75%, 09/15/33 (d) (h)	300	300
Full House Resorts, Inc.
8.25%, 02/15/28 (d) (h)	46	45
Gaia Purchaser, Inc.
7.63%, 07/15/33 (h)	28	28
GOHL Capital Holdings Limited
7.63%, (100, 10/29/31) (f) (i)	200	193
Goldstory
6.15%, (3 Month EURIBOR + 4.00%), 02/01/30, EUR (h) (k)	375	431
6.75%, 02/01/30, EUR (h)	437	510
Goodyear Tire & Rubber Company, The
5.63%, 04/30/33 (d)	215	187
Group 1 Automotive, Inc.
6.38%, 01/15/30 (h)	184	186
GTECH S.p.A.
4.88%, 01/31/31, EUR (f)	275	320
Hilton Domestic Operating Company, Inc.
4.88%, 01/15/30	100	100
5.88%, 03/15/33 (h)	200	202
Hilton Grand Vacations Borrower LLC
4.88%, 07/01/31 (h)	146	137
IHO Verwaltungs GmbH
7.00%, 11/15/31, EUR (f) (l)	394	480
Jaguar Land Rover Automotive PLC
5.50%, 07/15/29 (h)	200	198
Kohl's Corporation
5.13%, 05/01/31 (m) (n)	100	89
LCM Investments Holdings II, LLC
8.25%, 08/01/31 (h)	101	105
LGI Homes, Inc.
7.00%, 11/15/32 (d) (h)	692	688
Light and Wonder International, Inc.
7.25%, 11/15/29 (h)	15	15
7.50%, 09/01/31 (h)	82	85
Lions Gate Capital Holdings 1, Inc.
6.00%, 04/15/29 (h) (m)	637	607
Lithia Motors, Inc.
4.63%, 12/15/27 (h)	100	100
Lottomatica S.p.A.
5.38%, 06/01/30, EUR (f)	137	161

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Magnum Management Corporation
5.25%, 07/15/29 (d)	186	181
MAHLE GmbH
6.50%, 05/02/31, EUR (h)	624	741
7.13%, 07/15/32, EUR (f)	547	656
Marriott Ownership Resorts, Inc.
6.50%, 10/01/33 (h)	100	99
Mattamy Homes Limited
6.00%, 12/15/33 (h)	100	96
MCE Finance Limited
6.50%, 09/24/33 (h)	200	197
MGM Resorts International
6.13%, 09/15/29	110	111
6.50%, 04/15/32 (d)	56	56
Motion Finco S.a r.l.
7.38%, 06/15/30, EUR (f)	194	193
NCL Corporation Ltd.
6.75%, 02/01/32 (h)	139	139
NCL Finance, Ltd.
6.13%, 03/15/28 (h)	100	101
Newell Brands Inc.
6.63%, 09/15/29	100	102
6.63%, 05/15/32 (d)	100	101
Nissan Motor Acceptance Company LLC
5.63%, 09/29/28 (h)	122	121
6.13%, 09/30/30 (h)	100	98
Nissan Motor Co., Ltd.
5.25%, 07/17/29, EUR (f)	312	360
7.50%, 07/17/30 (h)	300	309
PENN Entertainment, Inc.
6.75%, 04/01/31 (h)	100	100
PetSmart, LLC
10.00%, 09/15/33 (h)	300	300
Pinewood Finco PLC
6.00%, 03/27/30, GBP (h)	494	653
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (f)	789	1,085
Pioneer Opco LLC
7.00%, 05/15/33 (h)	230	234
PrestigeBidCo GmbH
5.95%, (3 Month EURIBOR + 3.75%), 07/01/29, EUR (f) (k)	358	413
Prosus N.V.
4.03%, 08/03/50 (f)	312	220
Rakuten Group, Inc.
4.25%, (100, 04/22/27), EUR (f) (i)	343	387
8.13%, (100, 12/15/29) (h) (i)	300	307
RCI Banque
6.13%, (100, 09/24/30), EUR (f) (i)	200	229
5.50%, 10/09/34, EUR (f)	400	473
4.75%, 03/24/37, EUR (f)	200	230
Restaurant Brands International Limited Partnership
3.88%, 01/15/28 (h)	100	98
6.13%, 06/15/29 (h)	100	101
5.63%, 09/15/29 (h)	125	126
Schaeffler AG
4.25%, 04/01/28, EUR (f)	200	230
5.38%, 04/01/31, EUR (f)	100	119
5.00%, 05/13/33, EUR (f)	300	346
Service Corporation International
3.38%, 08/15/30	100	93
Shiba Bidco S.P.A.
4.50%, 10/31/28, EUR (h)	1,066	1,213
Six Flags Entertainment Corporation
8.63%, 01/15/32 (h)	247	254
Stellantis N.V.
6.25%, (100, 03/16/31), EUR (f) (i)	707	791
6.88%, (100, 12/16/33), EUR (f) (i)	575	640
8.25%, (100, 06/16/32), GBP (f) (i)	525	677
STL Holding Company LLC
8.75%, 02/15/29 (h)	212	220
Stonegate Pub Company Financing 2019 PLC
8.91%, (3 Month EURIBOR + 6.63%), 07/31/29, EUR (f) (k)	183	211
10.75%, 07/31/29, GBP (f)	369	498
Studio City Finance Limited
5.00%, 01/15/29 (f)	300	287
Tabcorp Finance Pty Ltd
5.99%, 05/28/31, AUD	250	170
Tenneco LLC
8.00%, 11/17/28 (h)	109	110
The Unique Pub Finance Company PLC
6.46%, 03/30/32, GBP (f)	415	572
Travel + Leisure Co.
6.13%, 09/01/33 (h)	100	99
TUI Cruises GmbH
6.25%, 04/15/29, EUR (h)	393	461
5.00%, 05/15/30, EUR (f)	160	185
Univision Communications Inc.
4.50%, 05/01/29 (h)	28	27
8.50%, 07/31/31 (h)	179	180
9.38%, 08/01/32 (h)	25	25
8.88%, 04/15/33 (h)	73	72
Viking Cruises Limited
7.00%, 02/15/29 (h)	100	100
9.13%, 07/15/31 (h)	177	185
Volkswagen International Finance N.V.
5.49%, (100, 11/15/30), EUR (f) (i)	300	349
5.99%, (100, 11/15/33), EUR (f) (i)	200	235
Voyager Parent, LLC
9.25%, 07/01/32 (h)	53	56
Whirlpool Corporation
7.50%, 07/01/31 (h)	15	15
6.50%, 06/15/33 (d)	100	87
Wynn Macau, Limited
5.50%, 10/01/27 (d) (h)	226	225
6.75%, 02/15/34 (h)	200	199
Wynn Resorts Finance, LLC
6.25%, 03/15/33 (h)	100	100
Yum! Brands, Inc.
3.63%, 03/15/31	100	93
ZF Friedrichshafen AG
7.00%, 06/12/30, EUR (f)	300	364
5.50%, 02/17/32, EUR (f)	700	790
ZF North America Capital, Inc.
6.88%, 04/14/28 (h)	150	153
7.13%, 04/14/30 (h)	445	447
6.75%, 04/23/30 (h)	195	193
7.50%, 03/24/31 (h)	300	302
		44,528
Communication Services 1.3%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (h)	42	40
Altice France
7.25%, 11/01/29, EUR (f)	636	732
5.50%, 10/15/31, EUR (f)	90	101
5.63%, 07/15/32, EUR (f)	89	100
AMC Networks, Inc.
4.25%, 02/15/29 (d)	657	581
4.25%, 02/15/29 (j)	614	651
10.50%, 07/15/32 (h)	108	111
APLD ComputeCo 2 LLC
6.75%, 03/15/31 (h)	100	100
APLD ComputeCo LLC
9.25%, 12/15/30 (h)	100	108
Athomstart Invest 1083 AS
8.28%, (3 Month EURIBOR + 6.00%), 06/04/30, EUR (h) (k)	1,300	1,497
Beignet Investments, LLC
6.58%, 05/30/49 (h)	4,997	5,103
Bell Canada Inc.
6.88%, 09/15/55	135	138
British Telecommunications Public Limited Company
4.88%, 11/23/81 (h)	463	447
CCO Holdings, LLC
5.13%, 05/01/27 (h)	92	92
5.00%, 02/01/28 (h)	100	99
4.25%, 02/01/31 (h)	400	360

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
4.75%, 02/01/32 (d) (h)	132	118
7.00%, 02/01/33 (d) (h)	156	153
4.50%, 06/01/33 (d) (h)	300	259
4.25%, 01/15/34 (d) (h)	100	85
7.38%, 02/01/36 (d) (h)	100	98
CDC Data Centres Australia Pty Ltd
6.87%, 06/12/56, AUD (k) (m)	150	105
Cellnex Telecom, S.A.
0.75%, 11/20/31, EUR (f) (j)	200	207
Centurion Bidco S.P.A.
11.13%, 05/15/28, EUR (f)	115	136
Cinemark USA, Inc.
7.00%, 08/01/32 (d) (h)	133	137
Cipher Compute LLC
7.13%, 11/15/30 (h)	16	17
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/30 (h)	100	104
7.13%, 02/15/31 (h)	58	60
Cogent Communications Group, LLC
7.00%, 06/15/27 (h)	38	38
6.50%, 07/01/32 (d) (h)	100	90
Colombia Telecomunicaciones S.A. E.S.P.
4.95%, 07/17/30 (f)	200	190
Connect Finco S.a r.l.
9.00%, 09/15/29 (h)	300	315
CSC Holdings, LLC
5.50%, 04/15/27 (d) (h)	856	573
11.25%, 05/15/28 (d) (h)	200	129
11.75%, 01/31/29 (d) (h)	491	298
DIRECTV Financing, LLC
10.00%, 02/15/31 (h)	200	208
9.25%, 06/01/32 (h)	150	152
DISH Network Corporation
3.38%, 08/15/26 (j)	258	240
EchoStar Corporation
10.75%, 11/30/29	155	167
6.75%, 11/30/30 (l)	355	361
Eircom Limited
5.00%, 04/30/31, EUR (f)	318	367
Elk Grove Village Property LLC
7.50%, 06/15/31 (h)	86	87
Fibercop S.P.A.
5.38%, 04/15/31, EUR (f)	940	1,112
Global Switch Finance B.V.
1.38%, 10/07/30, EUR (f)	242	255
Go Daddy Operating Company, LLC
3.50%, 03/01/29 (h)	100	94
Gray Media, Inc.
9.63%, 07/15/32 (h)	200	193
7.25%, 08/15/33 (d) (h)	85	83
Grupo Televisa S.A.B.
6.63%, 01/15/40	95	83
HengTen Networks Group Limited
0.00%, 01/31/27, HKD (f) (j) (o)	2,000	243
iHeartCommunications, Inc.
7.75%, 08/15/30 (d) (h) (n)	200	186
IHS Holding Limited
6.25%, 11/29/28 (h)	200	199
Iliad
4.25%, 01/09/32, EUR (f)	200	230
ION Platform Finance S.a r.l.
4.63%, 05/01/28 (h)	252	229
5.75%, 05/15/28 (h)	745	683
Level 3 Financing, Inc.
6.88%, 06/30/33 (h)	195	200
7.00%, 03/31/34 (h)	66	68
8.50%, 01/15/36 (h)	100	107
7.50%, 02/15/37 (h)	32	33
Live Nation Entertainment, Inc.
4.75%, 10/15/27 (h)	247	246
Match Group Holdings II, LLC
6.13%, 09/15/33 (d) (h)	100	99
Maya
5.63%, 10/15/28, EUR (f)	1,401	1,609
7.00%, 10/15/28 (h)	200	201
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (h)	67	68
Meridian Arc Holdco LLC
6.25%, 04/30/31 (h)	1,956	1,957
Neptune BidCo US Inc.
10.38%, 05/15/31 (h)	91	94
9.50%, 02/15/33 (h)	200	202
Nexstar Media Group, Inc.
4.75%, 11/01/28 (h)	100	98
Nexstar Media Inc.
7.25%, 04/15/34 (h)	100	100
NTT Finance Corporation
0.00%, (SOFR + 1.03%), 06/20/31 (e) (f) (k)	200	200
Outfront Media Capital LLC
4.63%, 03/15/30 (h)	19	18
Rogers Communications Inc.
5.25%, 03/15/82 (h)	100	99
Sinclair Television Group, Inc.
8.13%, 02/15/33 (h)	100	103
Sirius XM Radio LLC
5.00%, 08/01/27 (h)	266	266
4.00%, 07/15/28 (h)	100	97
5.50%, 07/01/29 (h)	100	100
Snap Inc.
6.88%, 03/01/33 (h)	122	119
SoftBank Group Corp.
5.38%, 01/08/29, EUR (f)	371	430
6.38%, 04/22/30 - 07/10/33, EUR (f)	1,876	2,179
5.88%, 07/10/31, EUR (f)	705	806
7.00%, 04/22/32, EUR (f)	735	873
5.75%, 07/08/32, EUR (f)	555	629
7.38%, 04/22/34, EUR (f)	345	410
Summer (BC) Holdco B S.a r.l.
5.88%, 02/15/30, EUR (f)	353	353
6.53%, (3 Month EURIBOR + 4.25%), 02/15/30, EUR (f) (k)	199	200
Sunrise FinCo I B.V.
4.88%, 07/15/31 (h)	750	708
SV RNO Property Owner 1 LLC
5.88%, 03/01/31 (h)	186	183
TDC Brands A/S
8.00%, 04/30/31, EUR (f)	748	864
Telecom Argentina S.A.
9.25%, 05/28/33 (h)	84	89
Telecom Italia Capital
7.72%, 06/04/38	123	140
Telefonica Emisiones S.A.
4.38%, (100, 01/19/31), EUR (f) (i)	200	227
4.88%, (100, 01/19/34), EUR (f) (i)	400	452
Telekom Srbija A.D. Beograd
7.25%, 05/18/31 (h)	200	199
Telenet Finance Luxembourg Notes S.a r.l.
5.50%, 03/01/28 (h)	1,000	992
TELUS Corporation
6.63%, 10/15/55	115	117
Turkcell Iletisim Hizmetleri Anonim Sirketi
7.65%, 01/24/32 (h)	200	207
United Group B.V.
6.50%, 10/31/31, EUR (f)	155	182
Uniti Group Inc.
4.75%, 04/15/28 (h)	284	283
Uniti Services LLC
8.25%, 10/01/31 (h)	100	105
7.50%, 10/15/33 (h)	143	150
Versant Media Group, Inc.
7.25%, 01/30/31 (h)	42	43
VFU Funding PLC
9.62%, 02/11/27 (f) (k) (m)	152	152
Viacom Inc.
6.25%, 02/28/57	300	243
Virgin Media O2 Vendor Financing Notes V Designated Activity Company
7.88%, 03/15/32, GBP (f)	139	152

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Virgin Media O2 Vendor Financing Notes VII Designated Activity Company
7.50%, 07/15/33, EUR (f)	380	351
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (h)	208	197
4.25%, 01/15/30, GBP (f)	397	462
4.13%, 08/15/30, GBP (f)	431	490
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (f)	325	355
4.75%, 07/15/31 (h)	263	216
6.75%, 01/15/33 (h)	210	178
Vodafone Group Public Limited Company
7.00%, 04/04/79	100	104
4.13%, 06/04/81	88	82
8.00%, 08/30/86, GBP (f)	228	326
VZ Secured Financing B.V.
5.00%, 01/15/32 (h)	543	476
5.25%, 01/15/33, EUR (f)	744	808
VZ Vendor Financing II B.V.
2.88%, 01/15/29, EUR (f)	786	867
Wayfair LLC
7.25%, 10/31/29 (h)	100	103
6.75%, 11/15/32 (h)	100	103
WULF Compute LLC
7.75%, 10/15/30 (h)	100	105
Zegona Finance PLC
6.75%, 07/15/29, EUR (f)	456	540
4.25%, 01/15/32, EUR (f)	754	861
Ziggo B.V.
4.88%, 01/15/30 (h)	200	188
		42,808
Energy 0.7%
Antero Midstream Partners LP
5.38%, 06/15/29 (h)	100	100
Ascent Resources - Utica, LLC
6.63%, 10/15/32 (h)	100	101
Azule Energy Finance PLC
8.25%, 01/22/31 (h)	750	751
Blue Racer Midstream, LLC
7.25%, 07/15/32 (h)	46	48
Buckeye Partners, L.P.
6.75%, 02/01/30 (h)	158	163
California Resources Corporation
7.00%, 01/15/34 (h)	524	516
Civitas Resources, Inc.
8.63%, 11/01/30 (h)	567	595
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (h)	218	218
Comstock Resources, Inc.
6.75%, 03/01/29 (h)	160	157
Crescent Energy Finance LLC
7.38%, 01/15/33 (d) (h)	467	465
8.38%, 01/15/34 (h)	100	103
CVR Energy, Inc.
7.50%, 02/15/31 (h)	86	85
DeepOcean AS
6.00%, 04/08/31, EUR (f)	676	791
Delek Logistics Partners, LP
7.38%, 06/30/33 (h)	100	102
Ecopetrol S.A.
8.88%, 01/13/33	47	51
Energean PLC
5.63%, 05/12/31, EUR (f)	300	340
Energy Transfer LP
6.50%, 02/15/56	100	101
6.75%, 02/15/56	100	102
Eni S.P.A.
4.88%, (100, 01/21/34), EUR (f) (i)	425	492
EQT Corporation
7.50%, 06/01/30	135	146
Genesis Energy, L.P.
8.25%, 01/15/29	100	103
8.00%, 05/15/33	95	99
Hess Infrastructure Partners LP
5.88%, 03/01/28 (h)	108	109
Hilcorp Energy I, L.P.
7.25%, 02/15/35 (h)	200	197
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (h)	100	103
India Cleantech Energy
4.70%, 08/10/26 (f)	99	99
Ithaca Energy (North Sea) PLC
8.13%, 10/15/29 (h)	300	310
5.50%, 10/01/31, EUR (f)	338	384
ITT Holdings LLC
6.50%, 08/01/29 (h)	113	112
Kinetik Holdings LP
5.88%, 06/15/30 (h)	100	100
Kodiak Gas Services, LLC
6.75%, 10/01/35 (h)	100	103
Kondor Finance PLC
7.13%, 07/19/26, EUR (f)	124	128
Matador Resources Company
6.25%, 04/15/33 (h)	88	87
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29 (f)	300	309
Noble Finance II LLC
8.00%, 04/15/30 (h)	100	104
Northern Oil and Gas Incorporated
7.88%, 10/15/33 (h)	323	321
OEG Finance PLC
7.25%, 09/27/29, EUR (f)	868	1,025
Petrobras Global Finance B.V.
6.75%, 01/27/41	61	61
Petroleos Mexicanos
6.49%, 01/23/27	102	103
5.35%, 02/12/28	50	50
6.50%, 01/23/29	506	517
8.75%, 06/02/29	1,598	1,707
5.95%, 01/28/31	104	103
Pluspetrol Camisea S.A.
6.24%, 07/03/36 (h)	95	99
PRIO Luxembourg Holding S.a r.l.
6.75%, 10/15/30 (h)	200	196
Raizen Fuels Finance S.A.
0.00%, 03/05/34 - 03/05/54 (a) (h) (p)	487	266
SM Energy Company
6.75%, 08/01/29 (h)	200	204
Solaris Energy Infrastructure, Inc.
0.25%, 10/01/31 (j)	2,277	3,659
Solaris Energy Infrastructure, LLC
6.38%, 05/15/31 (h)	1,223	1,237
Sunoco LP
7.88%, (100, 09/18/30) (h) (i)	400	416
7.00%, 05/01/29 (h)	113	116
4.50%, 04/30/30	100	97
5.63%, 03/15/31 (h)	300	297
Tallgrass Energy Partners, LP
6.00%, 09/01/31 (h)	267	264
Thaioil Treasury Center Company Limited
6.10%, (100, 01/15/31) (f) (i)	200	197
Trafigura Funding S.A.
5.63%, 07/01/31 (f)	200	198
Transocean Inc.
8.25%, 05/15/29 (h)	223	230
Transocean International Limited
7.88%, 10/15/32 (h)	100	104
USA Compression Finance Corp.
7.13%, 03/15/29 (h)	94	96
6.25%, 10/01/33 (h)	34	34
Valaris Limited
8.38%, 04/30/30 (h)	49	51
Var Energi ASA
4.95%, 04/29/86, EUR (f)	600	685
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (h)	100	95
6.25%, 01/15/30 (h)	100	102
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (h) (i)	489	477
7.00%, 01/15/30 (d) (h)	458	467

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
8.38%, 06/01/31 (h)	300	312
Venture Global Plaquemines LNG, LLC
6.13%, 12/15/30 (h)	100	102
7.50%, 05/01/33 (h)	100	110
6.50%, 06/15/34 (h)	100	104
6.75%, 01/15/36 (h)	115	122
Vista Energy Argentina S.A.U.
8.50%, 06/10/33 (h)	43	46
Vital Energy, Inc.
7.88%, 04/15/32 (h)	82	83
WBI Operations LLC
6.50%, 10/15/33 (h)	100	101
Wintershall Dea GmbH
6.12%, (100, 05/08/30), EUR (f) (i)	335	396
		22,624
Materials 0.6%
A.C.N. 092 200 854 Ltd
0.00%, 10/01/26 (e) (h) (l)	506	54
0.00%, 10/01/28 (e) (h) (l) (m)	7,017	—
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	292	277
Ardagh Group S.A.
9.50%, 10/06/30 (f)	782	834
9.50%, 12/01/30 (h)	100	107
11.00%, 12/01/30 (h) (l)	1,249	1,193
12.00%, 12/01/30, EUR (d) (f) (l)	1,419	1,527
Arsenal AIC Parent LLC
11.50%, 10/01/31 (h)	217	232
Ball Corporation
6.00%, 06/15/29	100	102
Bond US Bidco 1 Inc.
7.13%, 06/15/33 (h)	200	202
Celanese US Holdings LLC
6.50%, 04/15/30	100	102
7.00%, 02/15/31	100	103
7.38%, 07/15/32 (m) (n)	125	131
6.75%, 04/15/33 (d)	77	78
Chemours Company, The
8.00%, 01/15/33 (h)	111	112
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (h)	15	15
7.00%, 03/15/32 (h)	100	99
7.38%, 05/01/33 (h)	200	200
CMOC Capital Limited
0.00%, 01/24/27 (f) (j) (o)	500	487
Compass Minerals International, Inc.
8.00%, 07/01/30 (h)	110	116
Corporacion Nacional del Cobre de Chile
5.53%, 01/30/37 (h)	200	197
EQUATE Petrochemical
4.25%, 11/03/26 (f)	200	199
EverArc Escrow
5.00%, 10/30/29 (h)	100	98
F.I.S. - Fabbrica Italiana Sintetici S.p.A.
5.40%, (3 Month EURIBOR + 3.25%), 02/05/31, EUR (f) (k)	118	136
FMC Corporation
8.00%, 06/01/31 (h)	1,709	1,773
Fortescue Treasury Pty Ltd
5.88%, 04/15/30 (h)	100	101
GC Treasury Center Company Limited
6.50%, (100, 09/10/30) (f) (i)	300	297
Huntsman International LLC
2.95%, 06/15/31	100	90
INEOS Finance PLC
7.50%, 04/15/29 (h)	200	194
7.25%, 03/31/31, EUR (f)	280	304
INEOS Quattro Finance 2 plc
8.50%, 03/15/29, EUR (f)	189	197
Italmatch Chemicals S.p.A.
6.25%, 02/05/31, EUR (f)	108	125
6.35%, (3 Month EURIBOR + 4.13%), 02/05/31, EUR (f) (k)	210	242
Itelyum Regeneration S.p.A.
5.75%, 04/15/30, EUR (f)	269	310
JX Advanced Metals Corporation
0.00%, 06/04/29 - 06/03/31, JPY (f) (j) (o)	460,000	3,504
K+S Aktiengesellschaft
0.63%, 06/16/31, EUR (f) (j)	300	343
Kronos International, Inc.
9.50%, 03/15/29, EUR (f)	261	294
LD Celulose International GmbH
7.95%, 01/26/32 (h)	200	209
Lune Holdings S.a r.l.
5.63%, 11/15/28, EUR (f)	479	14
Magnera Corporation
7.25%, 11/15/31 (h)	150	146
Methanex Corporation
6.25%, 03/15/32 (h)	100	101
Mineral Resources Limited
8.50%, 05/01/30 (h)	457	471
MMG Limited
0.00%, 06/21/27 (f) (j) (o)	200	197
Nippon Steel Corporation
0.00%, 02/14/29 - 02/14/31, JPY (f) (j) (o)	300,000	1,852
Nouryon Finance B.V.
6.13%, 07/15/31, EUR (f)	344	398
NOVA Chemicals Corporation
5.25%, 06/01/27 (h)	101	101
OCP S.A.
7.50%, 05/02/54 (h)	200	216
Olin Corporation
6.63%, 04/01/33 (h)	100	99
Olympus Water US Holding Corporation
7.25%, 06/15/31 (h)	200	203
6.13%, 02/15/33, EUR (f)	323	371
Orbia Advance Corporation, S.A.B. de C.V.
6.75%, 09/19/42 (h)	200	176
PT. Freeport Indonesia
4.76%, 04/14/27 (f)	347	347
Samarco Mineracao S.A.
9.00%, 06/30/31 (f) (l) (m)	113	114
9.00%, 06/30/31 (h) (l) (m)	23	23
Sappi Papier Holding GmbH
4.50%, 03/15/32, EUR (f)	232	222
Scotts Miracle-Gro Company, The
4.00%, 04/01/31	127	119
Stonepeak Motion Holdco Ltd.
5.00%, 07/15/33, EUR (f)	293	338
Stora Enso Oyj
5.63%, (100, 03/17/29), EUR (f) (i)	150	175
5.88%, (100, 07/17/31), EUR (f) (i)	125	146
Vale Overseas Ltd
6.40%, 06/28/54	13	13
6.00%, 02/25/56 (h)	200	200
Vedanta Resources Finance II PLC
7.75%, 07/13/37 (f)	200	199
Vedanta Resources Limited
10.88%, 09/17/29 (f)	300	318
7.00%, 07/13/32 (f)	200	199
7.38%, 07/13/34 (f)	200	199
Volcan Compania Minera S.A.A.
8.50%, 10/28/32 (h)	92	95
W. R. Grace Holdings LLC
7.00%, 08/01/33 (h)	100	97
		21,733
Industrials 0.6%
ADT Security Corporation, The
5.88%, 10/15/33 (h)	100	98
Air France - KLM
5.75%, (100, 05/21/30), EUR (f) (i)	200	233
American Airlines, Inc.
7.25%, 02/15/28 (h)	100	101
5.75%, 04/20/29 (h)	100	100
Arcosa, Inc.
6.88%, 08/15/32 (h)	137	143
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (h)	300	285
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
ATI Inc.
7.25%, 08/15/30	240	249
Axon Enterprise, Inc.
6.13%, 03/15/30 (h)	128	131
Biffa Group Holdings Limited
5.25%, 06/15/31, EUR (f)	253	290
7.38%, 06/15/31, GBP (f)	300	402
Bombardier Inc.
7.25%, 07/01/31 (h)	11	11
Builders FirstSource, Inc.
6.38%, 03/01/34 (h)	200	202
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/30 (d) (h)	456	450
6.75%, 04/15/32 (h)	154	149
Columbus McKinnon Corporation
7.13%, 02/01/33 (d) (h)	15	15
Corporation De Securite Garda World
8.38%, 11/15/32 (h)	200	204
Cyprium Corporation
6.38%, 04/15/34 (d) (h)	100	100
Deutsche Lufthansa Aktiengesellschaft
5.25%, 01/15/55, EUR (f)	500	584
Edge Finco PLC
8.13%, 08/15/31, GBP (f)	699	966
EGIS
5.13%, 05/15/31, EUR (f)	607	704
EMRLD Borrower LP
6.63%, 12/15/30 (h)	100	102
Equipmentshare.Com Inc.
9.00%, 05/15/28 (h)	35	36
8.63%, 05/15/32 (h)	100	104
Fedrigoni S.P.A.
6.13%, 06/15/31, EUR (f)	443	512
Fiber Midco S.p.A.
10.75%, 06/15/29, EUR (f) (l)	287	301
Fortress Transportation And Infrastructure Investors LLC
7.88%, 12/01/30 (h)	200	209
Gategroup Finance (Luxembourg) S.A.
3.00%, 02/28/27, CHF (f)	415	515
GEO Group, Inc., The
8.63%, 04/15/29	100	104
GFL Environmental Inc.
6.75%, 01/15/31 (h)	100	103
Graphic Packaging International, LLC
6.38%, 07/15/32 (d) (h)	100	101
Heathrow Finance PLC
6.63%, 03/01/31, GBP (f)	453	601
Herc Holdings Inc.
7.25%, 06/15/33 (h)	200	208
HT Troplast GmbH
7.63%, 07/15/31, EUR (f)	281	325
I.M.A. Industria Macchine Automatiche S.P.A. In Sigla Ima S.P.A.
5.95%, (3 Month EURIBOR + 3.75%), 04/15/29, EUR (h) (k)	388	447
JetBlue Airways Corporation
9.88%, 09/20/31 (h)	154	140
King US Bidco, Inc.
5.45%, (3 Month EURIBOR + 3.25%), 12/01/32, EUR (f) (k)	498	574
Kleopatra Finco S.a r.l.
4.03%, 01/30/31, EUR (f) (l)	511	491
Luna 1.5 S.a r.l.
10.50%, 07/01/32, EUR (f) (l)	134	162
Luna 2.5 S.a r.l.
5.50%, 07/01/32, EUR (f)	143	165
Mauser Packaging Solutions Holding Company
9.25%, 04/15/30 (h)	246	243
Maxam Prill S.a r.l.
6.00%, 07/15/30, EUR (f)	1,080	1,257
Mobico Group PLC
4.88%, 09/26/31, EUR (f)	471	430
Novelis Corporation
4.75%, 01/30/30 (h)	151	146
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31 (d) (h)	100	99
Pacific National Finance Pty Ltd
7.75%, 12/11/54, AUD (m)	290	203
Paprec Holding
4.13%, 07/15/30, EUR (f)	495	563
Prysmian S.p.A.
5.25%, (100, 05/21/30), EUR (f) (i)	125	148
Queen Mergerco, Inc.
6.75%, 04/30/32 (h)	100	103
Quikrete Holdings, Inc.
6.38%, 03/01/32 (h)	200	204
6.75%, 03/01/33 (h)	100	102
QXO Building Products, Inc.
6.50%, 07/15/31 (h)	55	56
Schneider Electric SE
0.25%, 09/30/34, EUR (f) (j)	1,000	1,163
Seche Environnement
4.50%, 03/25/30, EUR (f)	100	115
SGL Group ApS
6.94%, (3 Month EURIBOR + 4.75%), 04/22/30, EUR (k)	117	129
6.44%, (3 Month EURIBOR + 4.25%), 02/24/31, EUR (k)	125	140
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (h)	100	105
Spirit AeroSystems, Inc.
4.60%, 06/15/28	100	100
Standard Building Solutions Inc.
4.75%, 01/15/28 (h)	100	99
3.38%, 01/15/31 (h)	100	90
6.25%, 08/01/33 (h)	120	119
Stem, Inc.
0.50%, 12/01/28 (h) (j)	115	51
Sword Purchaser, LLC
7.25%, 04/15/33, EUR (f)	600	717
10.50%, 04/15/34 (d) (h)	100	104
TAV Havalimanlari Holding Anonim Sirketi
8.50%, 12/07/28 (f)	200	206
TK Elevator Midco GmbH
4.38%, 07/15/27, EUR (f)	254	290
Toucan Finco Ltd.
9.50%, 05/15/30 (d) (h) (l)	657	619
TransDigm Inc.
6.38%, 03/01/29 - 05/31/33 (h)	600	608
6.88%, 12/15/30 (h)	100	103
7.13%, 12/01/31 (h)	100	103
6.63%, 03/01/32 (h)	100	103
Trivium Packaging Finance B.V.
12.25%, 01/15/31 (h)	200	222
United Airlines Holdings, Inc.
4.88%, 03/01/29 (d)	100	99
Weekley Homes, LLC
4.88%, 09/15/28 (h)	10	10
Wesco Distribution, Inc.
6.38%, 03/15/29 - 03/15/33 (h)	200	205
ZTO Express (Cayman) Inc.
0.93%, 03/01/31 (f) (j)	1,292	1,244
		20,915
Information Technology 0.5%
Advanced Energy Industries, Inc.
0.00%, 05/15/31 (h) (j) (o)	138	150
Almaviva - The Italian Innovation Company S.P.A. In Breve Almaviva S.P.A.
5.00%, 10/30/30, EUR (f)	319	354
AMS-Osram AG
2.13%, 11/03/27, EUR (f) (j)	600	672
7.25%, 05/31/32, EUR (f)	606	712
Atos SE
8.13%, 05/21/31, EUR (f)	997	1,124
Cedacri Mergeco S.P.A.
6.91%, (3 Month EURIBOR + 4.63%), 05/15/28, EUR (f) (k)	150	166
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (h)	100	96

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Cloud Software Group, Inc.
6.50%, 03/31/29 (h)	110	107
9.00%, 09/30/29 (h)	554	538
8.25%, 06/30/32 (h)	311	292
Core Scientific, Inc.
0.00%, 06/15/31 (h) (j) (o)	145	202
Coreweave, Inc.
9.25%, 06/01/30 (h)	104	105
9.00%, 02/01/31 (d) (h)	121	120
9.75%, 10/01/31 (h)	1,097	1,093
8.50%, 07/15/32, EUR (f)	1,597	1,797
Entegris Escrow Corporation
4.75%, 04/15/29 (h)	100	99
Fair Isaac Corporation
6.00%, 05/15/33 (h)	100	98
Gen Digital Inc.
6.25%, 04/01/33 (h)	100	98
Imola Merger Corporation
4.75%, 05/15/29 (h)	102	100
IPD 3 B.V.
5.50%, 06/15/31, EUR (f)	574	638
Kioxia Holdings Corporation
6.25%, 07/24/30 (h)	200	206
MKS Inc.
4.25%, 02/15/34, EUR (f)	1,094	1,225
NCR Voyix Corporation
5.13%, 04/15/29 (h)	309	300
Oak-Eagle AcquireCo, Inc.
6.25%, 07/01/33, EUR (f)	775	926
7.25%, 07/01/33 (h)	103	108
8.75%, 07/01/34 (h)	100	106
Open Text Corporation
3.88%, 02/15/28 (h)	114	111
4.13%, 12/01/31 (d) (h)	100	88
Rocket Software, Inc.
9.00%, 11/28/28 (h)	100	99
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/29 (h)	933	976
8.50%, 07/15/31 (h)	501	524
9.63%, 12/01/32 (h)	897	990
SS&C Technologies, Inc.
5.50%, 09/30/27 (h)	100	100
TeamSystem S.p.A.
5.70%, (3 Month EURIBOR + 3.50%), 07/31/31, EUR (f) (k)	118	133
TER Finance (Jersey) Limited
4.50%, 03/31/32, EUR	1,415	1,621
UKG Inc.
6.88%, 02/01/31 (h)	132	128
Xerox Corporation
10.25%, 10/15/30 (d) (h)	1,229	1,078
		17,280
Real Estate 0.5%
ADLER Financing S.a r.l.
8.25%, 12/31/28, EUR (l)	702	903
Alexandrite Monnet UK HoldCo PLC
6.88%, 05/31/31, EUR (f)	602	692
alstria office AG
4.25%, 10/15/29, EUR (f)	200	223
5.50%, 03/20/31, EUR (f)	500	571
Aroundtown S.A.
5.13%, (100, 07/03/31), EUR (f) (i)	400	430
5.25%, (100, 04/30/31), EUR (f) (i)	1,236	1,358
Branicks Group AG
2.25%, 09/22/26, EUR (f)	200	122
DEMIRE Deutsche Mittelstand Real Estate AG
5.00%, 12/31/27, EUR (f) (m)	793	809
Five Point Operating Company, LP
8.00%, 10/01/30 (d) (h)	80	82
Heimstaden AB
8.38%, 01/29/30, EUR (f)	300	359
7.36%, 01/24/31, EUR (f)	100	116
Heimstaden Bostad AB
5.00%, (100, 01/19/31), EUR (f) (i)	275	306
1.38%, 03/03/27, EUR (f)	219	247
Howard Hughes Corporation, The
5.88%, 03/01/32 (h)	100	99
I&M Group PLC
5.38%, 07/08/31, EUR (f)	125	137
Iron Mountain Incorporated
4.88%, 09/15/27 (h)	100	100
5.25%, 07/15/30 (h)	200	197
6.25%, 01/15/33 (d) (h)	123	124
4.75%, 01/15/34, EUR (f)	812	921
Ladder Capital Finance Holdings LLLP
7.00%, 07/15/31 (h)	100	104
Millrose Properties, Inc.
6.38%, 08/01/30 (h)	100	101
MPT Operating Partnership, L.P.
0.99%, 10/15/26, EUR (d)	494	552
7.00%, 02/15/32, EUR (f)	339	389
New Immo Holding
5.88%, 04/17/28, EUR (f)	200	233
5.50%, 04/23/31, EUR (f)	500	573
Park Intermediate Holdings LLC
4.88%, 05/15/29 (h)	100	98
RHP Hotel Properties, LP
4.50%, 02/15/29 (h)	100	98
SBA Communications Corporation
3.13%, 02/01/29	106	101
Service Properties Trust
0.00%, 09/30/27 (h) (o)	656	608
4.95%, 10/01/29 (d)	100	94
8.88%, 06/15/32 (d)	1,547	1,593
Swire Pacific Mtn Financing Ltd.
0.00%, 06/16/27, HKD (f) (j) (o)	4,000	536
TAG Immobilien AG
0.63%, 03/11/31, EUR (j)	200	245
Unibail-Rodamco-Westfield SE
4.75%, (100, 06/11/31), EUR (f) (i)	400	458
Vivion Investments S.a r.l.
8.13%, (100, 03/08/31), EUR (f) (i)	400	409
8.25%, 02/28/29, EUR (f) (l) (m)	425	488
5.63%, 06/08/30, EUR (f)	674	740
Vonovia SE
0.00%, 06/30/31, EUR (f) (j) (o)	1,000	1,171
0.88%, 05/20/32, EUR (f) (j)	200	217
		16,604
Consumer Staples 0.5%
Albertsons Companies, Inc.
6.50%, 02/15/28 (h)	205	207
5.63%, 03/31/32 (h)	100	97
6.25%, 03/15/33 (h)	33	33
Albion Financing 2 S.a r.l.
5.38%, 05/21/30, EUR (f)	345	406
Allied Universal Holdco LLC
4.88%, 06/01/28, GBP (f)	1,513	1,988
6.00%, 06/01/29 (d) (h)	400	398
Arena Luxembourg Finance S.a r.l.
4.65%, (3 Month EURIBOR + 2.50%), 05/01/30, EUR (f) (k)	306	352
BCP V Modular Services Finance II PLC
4.75%, 11/30/28, EUR (f)	200	215
6.13%, 11/30/28, GBP (f)	161	200
6.13%, 11/30/28, GBP (h)	1,066	1,327
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (h)	989	734
Bellis Acquisition Company PLC
8.13%, 05/14/30, GBP (f)	577	717
Boels Topholding B.V.
6.25%, 02/15/29, EUR (f)	785	917
Co-operative Group Limited
8.25%, 12/15/31, GBP (f)	388	526
Darling Global Finance B.V.
4.50%, 07/15/32, EUR (f)	393	452
EC Finance PLC
3.25%, 10/15/26, EUR (f) (m)	600	681
Energizer Holdings, Inc.
4.38%, 03/31/29 (h)	96	93

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Froneri Lux Topco S.a r.l.
4.75%, 08/01/32, EUR (f)	202	225
Hertz Vehicle Financing II LP
6.75%, 07/01/30 (h) (j) (l)	135	126
ION Platform Finance S.a r.l.
7.88%, 05/01/29, EUR (h)	531	554
6.50%, 09/30/30, EUR (d) (f)	241	222
6.88%, 09/30/32, EUR (f)	186	158
7.88%, 09/30/32 (h)	300	218
Irca S.P.A.
6.15%, (3 Month EURIBOR + 3.75%), 12/15/29, EUR (f) (k)	191	219
Kapla Holding
5.13%, 04/30/32, EUR (f)	172	197
5.20%, (3 Month EURIBOR + 3.00%), 04/30/33, EUR (f) (k)	333	384
KeHE Distributors, LLC
9.00%, 02/15/29 (h)	69	72
Lion/Polaris Lux 4 S.A.
5.75%, (3 Month EURIBOR + 3.63%), 07/01/29, EUR (f) (k)	334	384
Loxama
6.38%, 05/31/29, EUR (f)	706	829
New Immo Holding
4.88%, 12/08/28, EUR (f)	400	457
Ocado Group PLC
11.00%, 06/15/30, GBP (f)	167	233
Performance Food Group, Inc.
4.25%, 08/01/29 (h)	100	97
Perrigo Finance Unlimited Company
5.38%, 09/30/32, EUR	161	180
6.13%, 09/30/32 (d)	100	96
Post Holdings, Inc.
6.25%, 02/15/32 - 10/15/34 (h)	246	248
6.50%, 03/15/36 (h)	100	99
REI Agro Limited
0.00%, 11/13/14 (a) (e) (f) (j) (p)	628	—
0.00%, 11/16/16 (a) (e) (h) (j) (p)	185	—
U.S. Foods Inc.
4.63%, 06/01/30 (h)	100	97
7.25%, 01/15/32 (h)	100	104
United Rentals (North America), Inc.
5.25%, 01/15/30	233	233
Verisure Midholding AB
5.25%, 02/15/29, EUR (f)	601	687
Wand NewCo 3, Inc.
7.63%, 01/30/32 (h)	100	103
Williams Scotsman, Inc.
6.63%, 04/15/30 (h)	134	138
		15,703
Utilities 0.3%
A2a S.P.A.
5.00%, (100, 06/11/29), EUR (f) (i)	171	200
AC Energy And Infrastructure Corporation
4.00% (f) (i)	300	179
AES Andes S.A.
6.30%, 03/15/29 (h)	200	204
AES Corporation, The
6.95%, 07/15/55	200	197
AGL Energy Limited
5.77%, 09/30/35, AUD	200	134
Alexander Funding Trust II
7.47%, 07/31/28 (h)	295	308
Alpha Generation LLC
6.25%, 01/15/34 (h)	100	98
AmeriGas Partners, L.P.
9.38%, 06/01/28 (h)	100	102
APA Infrastructure Limited
6.37%, 04/28/56, AUD (k) (m)	200	139
Atlantica Sustainable Infrastructure PLC
5.63%, 02/15/32, EUR (f)	696	805
Centrica PLC
6.50%, 05/21/55, GBP (f)	385	521
Clean Renewable Power (Mauritius) Pte. Ltd
4.25%, 03/25/27 (f)	220	217
Clearway Energy Operating LLC
5.75%, 01/15/34 (h)	100	98
ContourGlobal Power Holdings S.A.
5.00%, 02/28/30, EUR (f)	457	528
Edison International
8.13%, 06/15/53	100	103
EDP, S.A.
4.38%, 12/02/55, EUR (f)	300	339
EDP-Energias de Portugal Sociedade Anonima Sucursal en Espana
4.63%, 09/16/54, EUR (f)	200	232
Electricite de France
4.38%, (100, 01/06/31), EUR (f) (i)	600	681
5.13%, (100, 09/17/29), EUR (f) (i)	200	235
5.63%, (100, 06/17/32), EUR (f) (i)	200	239
7.38%, (100, 06/17/35), GBP (f) (i)	200	277
ENEL - SPA
4.50%, (100, 10/14/34), EUR (f) (i)	500	561
Engie
6.48%, (100, 03/24/32), AUD (i)	310	215
Iberdrola Finance Ireland Designated Activity Company
1.50%, 03/27/30, EUR (f) (j)	300	427
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (f)	143	141
Neoen Finco PLC
5.50%, 06/15/31, EUR (f)	659	768
NRG Energy, Inc.
3.38%, 02/15/29 (h)	172	164
5.25%, 06/15/29 (h)	168	168
5.75%, 01/15/34 (h)	100	99
PacifiCorp
7.38%, 09/15/55	100	101
PG&E Corporation
5.00%, 07/01/28	100	99
6.85%, 09/15/56	100	99
ReNew Treasury IFSC Private Limited
6.50%, 02/02/31 (h)	200	198
San Miguel Global Power Holdings Corporation
8.38%, (100, 10/20/30) (f) (i)	200	199
Talen Energy Supply, LLC
6.25%, 02/01/34 (h)	100	99
Thames Water Utilities Finance PLC
4.00%, 06/19/27, GBP (f)	832	630
UGI International, LLC
5.00%, 06/01/31, EUR (f)	415	483
Veolia Environnement
4.32%, (100, 10/24/32), EUR (f) (i)	200	227
Vistra Operations Company LLC
7.75%, 10/15/31 (h)	100	105
VoltaGrid LLC
7.38%, 11/01/30 (h)	748	774
XPLR Infrastructure Operating Partners, LP
8.63%, 03/15/33 (h)	200	215
		11,608
Health Care 0.3%
Acadia Healthcare Company, Inc.
7.38%, 03/15/33 (d) (h)	100	103
AdaptHealth LLC
5.13%, 03/01/30 (h)	100	97
Avantor, Inc.
4.63%, 07/15/28 (h)	100	99
Bausch + Lomb Corporation
8.38%, 10/01/28 (h)	360	370
Bausch+Lomb Netherlands B.V.
6.08%, (3 Month EURIBOR + 3.88%), 01/15/31, EUR (f) (k)	181	209
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (f)	500	588
Centene Corporation
4.25%, 12/15/27	596	593
Charles River Laboratories International, Inc.
3.75%, 03/15/29 (h)	100	96
Clariane
0.88%, 03/06/27, EUR (f) (j)	547	375

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
6.88%, 04/15/31, EUR (f)	335	392
Community Health Systems, Inc.
5.25%, 05/15/30 (d) (h)	38	36
4.75%, 02/15/31 (d) (h)	182	168
10.88%, 01/15/32 (h)	58	63
9.75%, 01/15/34 (h)	100	104
CVS Health Corporation
6.75%, 12/10/54	100	104
7.00%, 03/10/55	100	104
Davita Inc.
4.63%, 06/01/30 (h)	253	245
6.88%, 09/01/32 (h)	100	103
Dentsply Sirona Inc.
8.38%, 09/12/55	100	100
Dolcetto HoldCo S.p.A.
5.63%, 07/14/32, EUR (f)	411	472
Encompass Health Corporation
4.75%, 02/01/30	100	98
Endo Finance Holdings, Inc.
8.50%, 04/15/31 (h)	129	135
Grifols, S.A.
7.13%, 05/01/30, EUR (f)	157	186
7.50%, 05/01/30, EUR (f)	115	137
Grunenthal GmbH
4.63%, 11/15/31, EUR (f)	334	383
Gruppo San Donato S.P.A.
6.50%, 10/31/31, EUR (f)	189	213
Herbalife International, Inc.
4.88%, 06/01/29 (h)	100	94
Hologic, Inc.
6.00%, 01/31/33 (e) (j)	22	11
HomeVi
6.63%, 10/31/31, EUR (f)	516	598
Humana Inc.
6.63%, 09/15/56	100	100
IQVIA Inc.
5.00%, 05/15/27 (h)	300	300
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (d) (h)	200	195
Mehilainen Yhtiot Oy
5.13%, 06/30/32, EUR (f)	301	346
5.51%, (3 Month EURIBOR + 3.38%), 06/30/32, EUR (f) (k)	100	115
Molina Healthcare, Inc.
4.38%, 06/15/28 (h)	100	98
6.25%, 01/15/33 (h)	100	100
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (h)	198	192
Nidda Healthcare Holding GmbH
5.53%, (3 Month EURIBOR + 3.25%), 10/15/32, EUR (f) (k)	784	897
Rossini S.a r.l.
6.00%, (3 Month EURIBOR + 3.88%), 12/31/29, EUR (f) (k)	129	149
6.75%, 12/31/29, EUR (f)	214	253
Select Medical Corporation
6.25%, 12/01/32 (d) (h)	231	224
Tenet Healthcare Corporation
4.63%, 06/15/28 (f)	283	281
4.38%, 01/15/30	100	97
6.13%, 06/15/30	100	101
Teva Pharmaceutical Finance Netherlands II B.V.
7.88%, 09/15/31, EUR	539	720
Teva Pharmaceutical Finance Netherlands III B.V.
6.75%, 03/01/28	200	205
WuXi AppTec Co., Ltd.
0.00%, 05/22/27, CNY (f) (j) (o)	5,000	819
		11,468
Total Corporate Bonds And Notes (cost $292,061)		284,155
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.9%
1211 Avenue of The Americas
Series 2015-D-1211, REMIC, 4.14%, 08/10/35 (k)	665	604
1988 Asset MGMT Euro CLO 1 Designated Activity Company
Series D-1X, 0.00%, (3 Month EURIBOR + 2.95%), 04/15/40, EUR (f) (k)	380	434
425 Trust 2026-LEX
Series 2026-E-LEX, 0.00%, 07/15/43 (k)	2,600	2,600
Series 2026-F-LEX, 0.00%, 07/15/43 (k)	800	800
720 East CLO VII Ltd
Series 2025-A1-7A, 4.74%, (3 Month Term SOFR + 1.06%), 04/20/37 (k)	420	420
AB Carval Euro CLO II-C Designated Activity Company
Series D-2X, 6.03%, (3 Month EURIBOR + 3.75%), 02/15/37, EUR (f) (k)	380	437
Affirm Asset Securitization Trust 2025-X2
Series 2025-A-X2, 4.45%, 12/15/26	442	442
Series 2025-B-X2, 4.56%, 02/15/27	157	157
Series 2025-C-X2, 4.93%, 05/15/27	100	100
AGL Core CLO 31 Ltd
Series 2024-A-31A, 5.08%, (3 Month Term SOFR + 1.40%), 07/20/37 (k)	1,000	1,001
Air Canada
Series 2020-C-1, 10.50%, 07/15/26	931	934
Ajax Mortgage Loan Trust 2021-E
Series 2021-A1-E, REMIC, 1.74%, 12/25/60 (m)	2,518	2,217
Series 2021-A2-E, REMIC, 2.69%, 12/25/60 (m)	502	397
Series 2021-M1-E, REMIC, 2.94%, 12/25/60 (m)	203	151
Series 2021-B1-E, REMIC, 3.73%, 12/25/60 (m)	332	233
Allo Issuer, LLC
Series 2026-A2-1A, 5.61%, 06/20/56	2,253	2,274
American Airlines, Inc.
Series 2025-B-1B, 5.65%, 11/11/34	294	290
Anchorage Capital CLO 17, Ltd.
Series 2021-A1R-17A, 4.90%, (3 Month Term SOFR + 1.23%), 02/16/38 (k)	250	250
AOA Trust 2025-1301
Series 2025-A-1301, 5.06%, 08/11/30 (k)	510	510
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Series 2020-E-MF1, REMIC, 1.75%, 04/15/30	257	213
Arbour CLO VI Designated Activity Company
Series DR-6X, 5.48%, (3 Month EURIBOR + 3.20%), 11/15/37, EUR (f) (k)	440	505
Arcano Euro CLO I Designated Activity Company
Series D-1X, 5.56%, (3 Month EURIBOR + 3.40%), 04/25/39, EUR (f) (k)	520	600
Arcano Euro CLO II Designated Activity Company
Series D-2X, 5.30%, 07/25/39, EUR (f) (k)	230	264
Arcano Euro CLO IV Designated Activity Company
Series D-4X, 0.00%, 01/17/39, EUR (f) (k)	790	903
AREIT 2025-CRE10 LTD
Series 2025-A-CRE10, 5.02%, (1 Month Term SOFR + 1.38%), 07/19/38 (k)	1,020	1,021
Arini European CLO IV Designated Activity Company
Series D-4X, 5.70%, (3 Month EURIBOR + 3.50%), 01/15/38, EUR (f) (k)	630	722
Arini European CLO V Designated Activity Company
Series D-5X, 5.00%, (3 Month EURIBOR + 2.80%), 01/17/39, EUR (f) (k)	340	389
Arini European CLO X Designated Activity Company
Series D-10X, 0.00%, (3 Month EURIBOR + 0.00%), 07/15/40, EUR (f) (k)	440	504
Atrium Hotel Portfolio Trust 2025-ATRM
Series 2025-A-ATRM, REMIC, 5.28%, (1 Month Term SOFR + 1.65%), 08/15/42 (k)	255	255
Aurium CLO Vii Designated Activity Company
Series DR-7X, 5.35%, (3 Month EURIBOR + 3.15%), 10/15/38, EUR (f) (k)	150	172
Aurium CLO XIII Designated Activity Company
Series D-13X, 5.00%, (3 Month EURIBOR + 2.80%), 04/15/38, EUR (f) (k)	230	260

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Avoca CLO XVIII Designated Activity Company
Series DR-18X, 5.25%, (3 Month EURIBOR + 3.05%), 04/15/38, EUR (f) (k)	250	286
BAHA Trust 2024-MAR
Series 2024-C-MAR, REMIC, 7.52%, 12/13/29 (k)	830	854
Ballyrock CLO 14 Ltd.
Series 2020-A1AR-14A, 5.06%, (3 Month Term SOFR + 1.38%), 07/20/37 (k)	3,500	3,505
BAMLL Commercial Mortgage Securities Trust 2025-ASHF
Series 2025-E-ASHF, REMIC, 8.88%, (1 Month Term SOFR + 5.25%), 02/16/27 (k)	1,079	1,089
Bankers Healthcare Group Securitization Trust 2020-A
Series 2020-C-A, 5.17%, 09/17/31	68	68
Basswood Park CLO Ltd
Series 2021-AR-1A, 4.71%, (3 Month Term SOFR + 1.03%), 04/20/34 (k)	2,500	2,500
BAY 2025-LIVN Mortgage Trust
Series 2025-A-LIVN, REMIC, 5.43%, (1 Month Term SOFR + 1.18%), 05/17/27 (k)	250	250
Bayview Commercial Asset Trust 2006-3
Series 2006-M1-3A, REMIC, 4.27%, (1 Month Term SOFR + 0.62%), 10/27/36 (k) (m)	24	23
BBAM European CLO I Designated Activity Company
Series DRR-1X, 5.25%, (3 Month EURIBOR + 3.10%), 10/22/38, EUR (f) (k)	340	391
BBCMS 2018-TALL Mortgage Trust
Series 2018-C-TALL, REMIC, 4.94%, (1 Month Term SOFR + 1.32%), 03/16/37 (k) (m)	744	679
Benchmark 2021-B23 Mortgage Trust
Interest Only, Series 2021-XA-B23, REMIC, 1.24%, 02/18/54 (k)	8,098	347
Benefit Street Partners CLO Ltd
Series 2015-A1R-6BR, 4.86%, (3 Month Term SOFR + 1.18%), 04/20/38 (k)	500	500
BFLD Commercial Mortgage Trust 2025-5MW
Series 2025-E-5MW, REMIC, 7.91%, (1 Month Term SOFR + 0.00%), 10/11/30 (k)	868	892
BHMS Commercial Mortgage Trust 2025-ATLS
Series 2025-A-ATLS, REMIC, 5.51%, (1 Month Term SOFR + 1.85%), 08/16/27 (k) (m)	570	571
Bluemountain CLO XXIII LLC
Series 2018-B-22A, 5.43%, (3 Month Term SOFR + 1.76%), 07/15/31 (k)	252	252
BMP 2024-MF23
Series 2024-E-MF23, 7.01%, (1 Month Term SOFR + 3.39%), 06/17/41 (k)	376	376
BRAVO Residential Funding Trust 2026-NQMR1
Series 2026-A1-NQMR1, REMIC, 5.39%, 08/25/62 (k) (m)	1,953	1,944
BWAY Corporation
Series 2013-D-1515, REMIC, 3.63%, 03/10/33	581	530
BX Commercial Mortgage Trust 2020-VIV4
Series 2020-A-VIV4, REMIC, 2.84%, 03/11/30	237	219
BX Commercial Mortgage Trust 2024-GPA3
Series 2024-B-GPA3, REMIC, 5.27%, (1 Month Term SOFR + 1.64%), 12/15/26 (k)	1,224	1,227
BX Commercial Mortgage Trust 2024-MDHS
Series 2024-A-MDHS, REMIC, 5.27%, (1 Month Term SOFR + 1.64%), 05/15/29 (k)	238	238
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 5.02%, (1 Month Term SOFR + 1.39%), 03/15/29 (k)	499	499
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29 (k)	1,238	1,170
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (k)	1,735	1,601
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 5.07%, (1 Month Term SOFR + 1.44%), 04/15/29 (k)	707	708
BX Trust 2024-VLT4
Series 2024-E-VLT4, REMIC, 6.51%, (1 Month Term SOFR + 2.89%), 06/15/41 (k)	393	388
Series 2024-F-VLT4, REMIC, 7.56%, (1 Month Term SOFR + 3.94%), 06/15/41 (k)	983	983
BX Trust 2025-LIFE
Series 2025-A-LIFE, REMIC, 5.88%, 06/14/35 (k)	360	357
BX Trust 2025-ROIC
Series 2025-E-ROIC, REMIC, 6.57%, (1 Month Term SOFR + 2.94%), 03/15/27 (k)	704	704
BX Trust 2025-VLT6
Series 2025-A-VLT6, REMIC, 5.07%, (1 Month Term SOFR + 1.44%), 03/15/27 (k)	307	307
BX Trust 2026-CART
Series 2026-A-CART, REMIC, 4.68%, (1 Month Term SOFR + 1.05%), 02/15/28 (k)	2,000	1,992
Capital Four CLO VIII Designated Activity Company
Series D-8X, 5.42%, (3 Month EURIBOR + 3.25%), 10/25/37, EUR (f) (k)	520	596
CD 2017-CD6 Mortgage Trust
Series 2017-B-CD6, REMIC, 3.91%, 11/15/27 (k)	132	127
CFSP 2024-AHP1 A
Series 2024-A-AHP1, REMIC, 6.50%, 04/17/37	787	760
CIFC European Funding CLO II Designated Activity Company
Series DR-2X, 5.20%, (3 Month EURIBOR + 3.00%), 10/15/39, EUR (f) (k)	310	355
CIFC European Funding CLO III Designated Activity Company
Series DR-3X, 4.54%, (3 Month EURIBOR + 2.55%), 01/15/39, EUR (f) (k)	200	227
CIFC Funding 2014-III, Ltd.
Series 2014-A1R-3A, 4.85%, (3 Month Term SOFR + 1.18%), 03/31/38 (k)	1,800	1,798
CIFC Funding 2019-IV Ltd
Series 2019-A1R2-4A, 4.97%, (3 Month Term SOFR + 1.30%), 07/15/38 (k)	3,000	3,004
Series 2019-BR2-4A, 5.52%, (3 Month Term SOFR + 1.85%), 07/15/38 (k)	1,300	1,302
CIFC Funding 2021-V Ltd
Series 2021-A1R-5A, 4.93%, (3 Month Term SOFR + 1.26%), 01/15/38 (k)	1,300	1,300
CIFC Funding 2024-III Ltd
Series 2024-A1-3A, REMIC, 5.15%, (3 Month Term SOFR + 1.48%), 07/21/37 (k)	300	300
Community Loan Servicing, LLC
Series 2005-M6-3A, REMIC, 4.81%, (1 Month Term SOFR + 1.16%), 11/25/35 (k) (m)	32	37
Compass Datacenters Issuer II, LLC
Series 2025-A1-2A, 4.93%, 11/25/30	1,212	1,177
Concord Music Royalties LLC
Series 2024-A-1A, 5.64%, 10/20/29	441	443
CONE Trust 2024-DFW1
Series 2024-E-DFW1, REMIC, 7.51%, (1 Month Term SOFR + 3.89%), 08/15/41 (k)	480	478
Consolidated Communications LLC/Fidium Fiber Finan
Series 2025-A2-4A, 5.52%, 12/20/55	1,885	1,893
Contego CLO V Designated Activity Company
Series DR-5X, 5.30%, (3 Month EURIBOR + 3.10%), 10/15/37, EUR (f) (k)	340	382
Contego CLO VII Designated Activity Company
Series DR-7X, 5.62%, (3 Month EURIBOR + 3.45%), 01/23/38, EUR (f) (k)	430	486
Contego CLO XI Designated Activity Company
Series DR-11X, 5.42%, (3 Month EURIBOR + 3.20%), 11/20/38, EUR (f) (k)	320	365
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.40%, 11/18/48 (k)	10	9
CSMC 2020-FACT
Series 2020-E-FACT, REMIC, 9.10%, (1 Month Term SOFR + 5.48%), 10/15/37 (k)	200	105
CVC Cordatus Opportunity Loan Fund-R Designated Activity Company
Series DR-1X, 5.08%, (3 Month EURIBOR + 2.80%), 09/18/33, EUR (f) (k)	1,030	1,177
DB Master Finance LLC
Series 2025-A2I-1A, 4.89%, 11/20/30	1,078	1,068

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
DBGS 2024-SBL
Series 2024-A-SBL, REMIC, 5.51%, (1 Month Term SOFR + 1.88%), 08/17/26 (k)	85	84
DGWD Trust 2025-INFL
Series 2025-A-INFL, REMIC, 5.23%, (1 Month Term SOFR + 1.60%), 08/15/27 (k)	824	827
Diameter Capital CLO 9 Ltd
Series 2025-A-9A, 4.85%, (3 Month Term SOFR + 1.17%), 04/20/38 (k)	250	250
Digitalbridge Issuer, LLC
Series 2026-A2-1A, 6.33%, 06/25/56	739	737
DK Trust 2025-LXP
Series 2025-A-LXP, REMIC, 5.22%, (1 Month Term SOFR + 1.59%), 08/15/27 (k)	171	171
Dryden 61 CLO, Ltd.
Series 2018-B2R-61A, 5.00%, (3 Month Term SOFR + 1.32%), 01/17/32 (k)	2,500	2,501
ELM Park CLO Designated Activity Company
Series DR3-1X, 5.40%, (3 Month EURIBOR + 3.20%), 01/15/38, EUR (f) (k)	200	230
ELM Trust 2024-ELM
Series 2024-E10-ELM, REMIC, 7.79%, 06/11/27 (k)	918	918
Elmwood CLO II Ltd
Series 2019-BRR-2A, 5.38%, (3 Month Term SOFR + 1.70%), 10/20/37 (k)	350	351
Elmwood European CLO 1 Designated Activity Company
Series 2026-D-1X, 5.04%, (3 Month EURIBOR + 2.80%), 04/16/40, EUR (f) (k)	540	618
Fidelity Grand Harbour CLO 2023-1 Designated Activity Company
Series 2023-DR-1X, 4.98%, (3 Month EURIBOR + 2.70%), 02/15/38, EUR (f) (k)	440	500
Firstlight Issuer LLC
Series 2026-A2-1A, 5.87%, 06/20/31	330	331
FNA 8, LLC
Series 2025-A-1, 5.62%, 03/15/45 (k)	696	695
Foundation Finance Trust 2025-3
Series 2025-A-3A, REMIC, 4.56%, 08/15/52	1,087	1,075
FS Rialto 2025-FL10 Issuer, LLC
Series 2025-A-FL10, 5.02%, (1 Month Term SOFR + 1.39%), 08/19/42 (k) (m)	810	811
GoodLeap Home Improvement Solutions Trust 2024-1
Series 2024-A-1A, REMIC, 5.35%, 04/20/33	1,321	1,313
Goodleap Sustainable Home Solutions Trust 2021-3
Series 2021-A-3CS, REMIC, 2.10%, 03/20/36	404	324
Greensky Home Improvement Issuer Trust 2026-REV1
Series 2026-A-REV1, 4.93%, 05/15/41	2,673	2,674
Series 2026-B-REV1, 5.20%, 05/15/41	226	226
Series 2026-C-REV1, 5.45%, 05/15/41	285	285
GreenSky Home Improvement Trust 2024-1
Series 2024-A4-1, 5.67%, 06/25/59	671	679
Series 2024-B-1, 5.87%, 06/25/59	107	109
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 4.89%, (1 Month Term SOFR + 1.26%), 06/16/36 (k)	230	221
GS Mortgage Securities Corporation Trust 2025-800D
Series 2025-A-800D, REMIC, 6.29%, (1 Month Term SOFR + 2.65%), 11/18/27 (k) (m)	1,139	1,139
GS Mortgage Securities Trust 2020-GC47
Series 2020-AS-GC47, REMIC, 2.73%, 04/12/30	676	615
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.65%, 12/12/53 (k)	925	50
Hambridge Euro CLO 1 Designated Activity Company
Series D-1X, 5.54%, (3 Month EURIBOR + 3.30%), 10/20/38, EUR (f) (k)	310	359
Hambridge Euro CLO 2 Designated Activity Company
Series D-2X, 5.45%, (3 Month EURIBOR + 3.30%), 01/20/39, EUR (f) (k)	400	464
Henley CLO XI Designated Activity Company
Series D-11X, 4.76%, (3 Month EURIBOR + 2.60%), 04/25/39, EUR (f) (k)	490	559
Henley CLO XII Designated Activity Company
Series D-12X, 5.30%, (3 Month EURIBOR + 3.10%), 01/15/38, EUR (f) (k)	320	366
Henley CLO XVII DAC
Series D-17X, 5.35%, (3 Month EURIBOR + 3.05%), 07/25/39, EUR (f) (k)	146	167
HILT Commercial Mortgage Trust 2024-ORL
Series 2024-A-ORL, REMIC, 5.17%, (1 Month Term SOFR + 1.54%), 05/15/29 (k)	821	822
Series 2024-D-ORL, REMIC, 6.81%, (1 Month Term SOFR + 3.19%), 05/15/37 (k)	867	868
Huntington National Bank, The
Series 2024-B2-1, 5.01%, (SOFR 30-Day Average + 1.40%), 02/20/28 (h) (k)	342	342
Series 2025-B2-2, 4.81%, (SOFR 30-Day Average + 1.20%), 09/20/33 (k)	291	292
Iskandar Enterprise LLC
Series 2026-A21-1A, 5.05%, 04/15/31	2,618	2,600
Series 2026-A22-1A, 5.34%, 04/15/31	1,839	1,831
Series 2026-A23-1A, 5.54%, 04/15/31	953	947
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-DFL-WPT, REMIC, 6.35%, (1 Month Term SOFR + 2.74%), 07/08/33 (k) (m)	192	113
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-C-OPO, REMIC, 3.45%, 01/08/27 (k)	481	407
J.P. Morgan Mortgage Trust 2021-INV5
Series 2021-A2A-INV5, REMIC, 2.50%, 07/25/43 (k)	2,196	1,808
J.P. Morgan Mortgage Trust 2021-INV7
Series 2021-A3A-INV7, REMIC, 2.50%, 02/25/28 (k)	3,049	2,722
Series 2021-A4A-INV7, REMIC, 2.50%, 07/25/43 (k)	1,620	1,101
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	167	146
Jubilee CLO 2024-XXIX Designated Activity Company
Series 2024-D-29X, 5.40%, (3 Month EURIBOR + 3.20%), 01/15/39, EUR (f) (k)	540	618
Lendmark Funding Trust 2021-1
Series 2025-A-3A, 4.51%, 05/21/35	1,225	1,209
LMDV Issuer Co. LLC
Series 2026-A2-1A, 5.38%, 07/17/56	1,339	1,344
Series 2026-B-1A, 5.91%, 07/17/56	60	60
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.01%, (1 Month Term SOFR + 1.39%), 11/01/29 (k) (m)	830	831
Lyra Music Assets Delaware LP
Series 2024-A2-2A, 5.76%, 12/20/29 (h)	1,082	1,091
Mariner Finance Issuance Trust 2024- A
Series 2024-A-AA, 5.13%, 09/22/36	837	840
Series 2024-D-AA, 6.77%, 09/22/36	139	140
Mariner Finance Issuance Trust 2025-B
Series 2025-A-BA, 4.59%, 11/22/38	1,056	1,047
Mariner Finance Issuance Trust 2026-A
Series 2026-A-AA, 5.01%, 06/20/30	1,028	1,028
MCR 2024-TWA Mortgage Trust
Series 2024-E-TWA, REMIC, 8.73%, 06/12/27	314	313
Mercury Financial Credit Card Master Trust, Series 2021-1
Series 2026-A-2A, 5.07%, 06/21/32	1,259	1,258
MF1 2025-FL20 LLC
Series 2025-A-FL20, 5.08%, (1 Month Term SOFR + 1.45%), 08/18/29 (k)	970	972
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-F-W10, REMIC, 7.00%, (1 Month Term SOFR + 3.37%), 12/16/26 (k)	695	694

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-G-STOR, REMIC, 6.49%, (1 Month Term SOFR + 2.86%), 07/15/38 (k)	602	602
Morgan Stanley Capital I Trust 2018-MP
Series 2018-A-MP, REMIC, 4.42%, 07/13/28 (k)	338	318
Mtp Abs Funding LLC
Series 2026-A2-1A, 5.20%, 04/25/56	994	993
Series 2026-B-1A, 5.88%, 04/25/56	1,714	1,714
Navient Education Loan Trust 2026-A
Series 2026-A-A, 4.86%, 08/15/34	299	297
Series 2026-B-A, 5.06%, 08/15/34	100	99
Navient Private Education Loan Trust 2021-D
Series 2021-B-DA, 2.61%, 04/15/60	196	176
Series 2021-C-DA, 3.48%, 04/15/60	523	488
Series 2021-A-DA, 4.76%, (Prime + -1.99%), 04/15/60 (k)	684	666
Navient Private Education Refi Loan Trust 2023-A
Series 2024-A-A, 5.66%, 12/15/34	619	627
Navient Refinance Loan Trust 2025-B
Series 2025-A-B, 4.72%, 12/15/34	855	851
Navient Refinance Loan Trust 2025-C
Series 2025-A-C, 4.80%, 10/15/55	597	595
Nelnet Student Loan Trust 2021-A
Series 2021-B1-A, 2.85%, 04/20/62	981	884
Series 2021-D-A, 4.93%, 04/20/62	930	861
Nelnet Student Loan Trust 2021-B
Series 2021-C-BA, 3.57%, 04/20/62	980	883
Nelnet Student Loan Trust 2021-C
Series 2021-C-CA, 3.36%, 04/20/62	130	114
Nelnet Student Loan Trust 2025-A
Series 2025-A1B-AA, 4.69%, (SOFR 30-Day Average + 1.10%), 03/15/57 (k)	1,504	1,497
Nelnet Student Loan Trust 2025-C
Series 2025-A1B-CA, REMIC, 4.96%, (SOFR 30-Day Average + 1.35%), 08/15/36 (k)	974	974
Series 2025-D-CA, REMIC, 5.82%, 08/15/36	559	544
Neuberger Berman CLO XXI Ltd.
Series 2016-A1R3-21A, 5.00%, (3 Month Term SOFR + 1.32%), 01/20/39 (k)	6,600	6,603
Neuberger Berman Loan Advisers CLO 26 Ltd
Series 2017-BR2-26A, 5.43%, (3 Month Term SOFR + 1.75%), 10/18/38 (k)	500	501
Newbridge Park CLO Designated Activity Company
Series D-1X, 4.70%, (3 Month EURIBOR + 2.50%), 04/15/40, EUR (f) (k)	310	351
NYC Commercial Mortgage Trust 2025-3BP
Series 2025-A-3BP, REMIC, 4.84%, (1 Month Term SOFR + 1.27%), 02/16/27 (k)	406	406
OCP CLO 2017-13 Ltd
Series 2017-AR2-13A, 5.01%, (3 Month Term SOFR + 1.34%), 11/26/37 (k)	700	701
OCP Euro CLO 2017-2 Designated Activity Company
Series 2017-DRR-2XR, 5.44%, 04/15/37, EUR (f) (k)	334	382
Octagon Investment Partners XVI, Ltd.
Series 2013-BR-1A, 5.54%, (3 Month Term SOFR + 1.86%), 07/17/30 (k)	1,323	1,324
OHA Credit Partners Ltd
Series 2023-A-15RA, 4.97%, (3 Month Term SOFR + 1.29%), 07/20/38 (k)	1,300	1,303
Oha Credit Partners X Ltd
Series 2014-AR2-10RA, 4.81%, (3 Month Term SOFR + 1.13%), 04/20/38 (k)	250	250
ONNI Commercial Mortgage Trust 2024-APT
Series 2024-A-APT, REMIC, 5.57%, 07/17/29 (k)	420	423
P11 Commercial Mortgage Trust 2025-P11
Series 2025-A-P11, REMIC, 5.34%, 08/12/30 (k)	427	431
Palmer Square European Loan Funding 2024-2 Designated Activity Company
Series 2024-D-2X, 5.43%, (3 Month EURIBOR + 3.15%), 05/15/34, EUR (f) (k)	380	436
Palmer Square European Loan Funding 2024-3 Designated Activity Company
Series 2024-D-3X, 5.33%, (3 Month EURIBOR + 3.05%), 05/15/34, EUR (f) (k)	320	367
Penta CLO 14 Designated Activity Company
Series 2023-DRR-14XR, 5.23%, (3 Month EURIBOR + 2.90%), 04/20/40, EUR (f) (k)	240	274
Penta CLO 17 Designated Activity Company
Series 2024-DR-17X, 4.62%, (3 Month EURIBOR + 2.60%), 02/15/39, EUR (f) (k)	260	295
Perimeter Master Note Business Trust
Series 2026-A-1A, 6.01%, 01/15/32	2,600	2,600
Series 2026-B-1A, 6.50%, 01/15/32	400	400
Series 2026-C-1A, 8.73%, 01/15/32	300	300
Series 2026-D-1A, 11.51%, 01/15/32	300	300
Pikes Peak CLO 4
Series 2019-ARR-4A, 4.88%, (3 Month Term SOFR + 1.21%), 07/15/34 (k)	250	250
PKHL Commercial Mortgage Trust 2021-MF
Series 2021-F-MF, REMIC, 7.09%, (1 Month Term SOFR + 3.46%), 07/15/38 (k)	141	40
PRKCM 2026-AFC3 Trust
Series 2026-A1-AFC3, REMIC, 5.38%, 04/25/30 (k) (m)	1,983	1,973
PRM5 Trust 2025-PRM5
Series 2025-D-PRM5, REMIC, 5.62%, 03/10/28 (k)	900	891
Prodigy Finance CM2021-1 Designated Activity Company
Series 2021-B-1A, 6.26%, (1 Month Term SOFR + 2.61%), 07/25/51 (k)	38	38
Series 2021-C-1A, 7.51%, (1 Month Term SOFR + 3.86%), 07/25/51 (k)	33	33
Providus CLO II Designated Activity Company
Series DRR-2X, 5.40%, (3 Month EURIBOR + 3.20%), 10/15/38, EUR (f) (k)	346	397
Providus CLO XIV Designated Activity Company
Series D-14X, 4.92%, 04/18/40, EUR (f) (k)	200	228
QTS Issuer ABS II LLC
Series 2026-A2-5A, 6.18%, 03/07/33	1,000	1,013
Series 2026-A21-7A, 5.59%, 07/05/33	2,347	2,354
Series 2025-A2-1A, 5.04%, 10/05/55	1,171	1,146
Series 2026-A21-6A, 5.34%, 07/05/56	762	762
Regatta 31 Funding Ltd
Series 2025-A1-1A, 4.84%, (3 Month Term SOFR + 1.17%), 03/25/38 (k)	1,600	1,599
Regional Management Issuance Trust 2024-2
Series 2025-A-2, 4.59%, 11/16/37	1,489	1,478
Republic Finance Issuance Trust 2024-A
Series 2024-A-A, 5.91%, 06/21/27	1,284	1,286
Republic Finance Issuance Trust 2025-A
Series 2025-A-A, 4.59%, 11/20/29	1,359	1,349
Retained Vantage Data Centers Issuer LLC
Series 2025-A2A-1A, 5.09%, 08/15/30	982	958
Rockford Tower Europe CLO 2025-1 Designated Activity Company
Series 2025-D-1X, 5.16%, (3 Month EURIBOR + 3.00%), 10/25/37, EUR (f) (k)	430	491
Rockford Tower Europe CLO 2025-3 Designated Activity Company
Series 2025-D-3X, 5.18%, (3 Month EURIBOR + 3.10%), 01/15/40, EUR (f) (k)	230	263
SCG Commercial Mortgage Trust 2025-DLFN
Series 2025-E-DLFN, REMIC, 6.58%, (1 Month Term SOFR + 2.95%), 03/15/27 (k)	520	522
Sculptor European CLO VIII Designated Activity Company
Series DR-8XR, 5.24%, (3 Month EURIBOR + 2.95%), 01/17/39, EUR (f) (k)	400	457
Signal Harmonic CLO I Designated Activity Company
Series DR-1X, 5.70%, (3 Month EURIBOR + 3.50%), 07/15/38, EUR (f) (k)	180	207
Silver Point CLO 7 LTD
Series 2024-A1-7A, 5.03%, (3 Month Term SOFR + 1.36%), 01/15/38 (k)	250	250

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Silver Point CLO 8 Ltd
Series 2025-A1-8A, 4.88%, (3 Month Term SOFR + 1.21%), 04/15/38 (k)	150	150
Silver Point Euro CLO 1, Designated Activity Company
Series D-1X, 5.10%, (3 Month EURIBOR + 3.00%), 01/15/39, EUR (f) (k)	310	355
Silver Point Euro CLO 2 DAC
Series D-2X, 0.00%, (3 Month EURIBOR + 0.00%), 01/15/39, EUR (f) (k)	280	320
Sixth Street CLO XX Ltd
Series 2021-A1R-20A, 5.00%, (3 Month Term SOFR + 1.32%), 07/19/38 (k)	3,000	3,005
SLM Private Education Loan Trust 2010-C
Series 2010-A5-C, 8.49%, (1 Month Term SOFR + 4.86%), 10/15/41 (k)	1,187	1,231
Smarte Carte, Inc.
Series 2025-A2II-1A, 5.65%, 12/05/32	894	882
SMB Private Education Loan Trust 2021-A
Series 2021-B-A, 2.31%, 01/15/53	81	79
Series 2021-C-A, 2.99%, 01/15/53	1,715	1,538
SMB Private Education Loan Trust 2021-C
Series 2021-B-C, REMIC, 2.30%, 01/15/53	66	64
Series 2021-C-C, REMIC, 3.00%, 01/15/53	108	97
Series 2021-D-C, REMIC, 3.93%, 01/15/53	33	30
SMB Private Education Loan Trust 2024-D
Series 2024-A1B-D, 4.84%, (SOFR 30-Day Average + 1.25%), 07/05/53 (k)	942	942
SoFi Consumer Loan Program 2026-B Trust
Series 2026-A-B, 4.40%, 02/25/36	2,119	2,115
Series 2026-B-B, 4.90%, 02/25/36	260	258
Series 2026-C-B, 5.20%, 02/25/36	260	257
Series 2026-D-B, 5.56%, 02/25/36	231	229
SoFi Personal Loan Trust 2023-1
Series 2023-A-1, 6.00%, 09/13/27 (k)	406	407
Series 2023-R1-1, 0.00%, 11/12/30 (k)	27	302
Sona Fios CLO III Designated Activity Company
Series D-3X, 5.49%, (3 Month EURIBOR + 3.25%), 04/20/37, EUR (f) (k)	690	790
Sona Fios CLO V Designated Activity Company
Series D-5X, 5.50%, (3 Month EURIBOR + 3.30%), 08/25/38, EUR (f) (k)	260	299
Spirit Airlines, LLC
Series 2015-A-1, 0.00%, 04/01/28 (a) (p)	23	22
Series 2017-A-1, 0.00%, 02/15/30 (a) (p)	685	553
Series 2017-AA-1, 0.00%, 02/15/30 (a) (p)	260	249
SPLT_24-1: A ABS
Series 2024-A-1, 6.06%, 02/12/31	178	179
SPLT_24-1: R1 ABS
Series 2024-R1-1, 0.00%, 02/12/31 (k)	24	524
SREIT Commercial Mortgage Trust 2021-MFP2
Series 2021-F-MFP2, REMIC, 6.36%, (1 Month Term SOFR + 2.73%), 11/16/26 (k)	360	360
Subway Funding LLC
Series 2024-A2II-1A, 6.27%, 07/30/31	821	826
Summit Issuer, LLC
Series 2025-A2-1A, 5.21%, 11/20/30	1,237	1,225
SWCH Commercial Mortgage Trust 2025-DATA
Series 2025-A-DATA, 5.07%, (1 Month Term SOFR + 1.44%), 03/15/27 (k)	2,000	1,991
Symphony CLO XXI Ltd
Series 2019-AR2-21A, 4.57%, (3 Month Term SOFR + 0.90%), 07/15/32 (k)	114	114
Symphony CLO XXII Ltd
Series 2020-DR-22A, 6.98%, (3 Month Term SOFR + 3.30%), 04/18/33 (k)	2,500	2,501
Taco Bell Funding, LLC
Series 2025-A2I-1A, 4.82%, 08/25/55	1,239	1,225
TCW CLO 2023-1 Ltd
Series 2023-A1R-1A, 5.05%, (3 Month Term SOFR + 1.38%), 03/31/38 (k)	2,000	2,004
Texas Debt Capital CLO 2023-I Ltd
Series 2023-D1R-1A, 6.43%, (3 Month Term SOFR + 2.75%), 07/20/38 (k)	1,300	1,304
Texas Debt Capital Euro CLO 2024-I Designated Activity Company
Series 2024-DR-1XR, 5.32%, 07/16/40, EUR (f) (k)	440	503
Texas Debt Capital Euro CLO 2025-I Designated Activity Company
Series 2025-D-1X, 5.24%, (3 Month EURIBOR + 3.00%), 04/16/39, EUR (f) (k)	520	595
TICP CLO VI 2016-2, Ltd.
Series 2016-AR2-6A, 5.05%, (3 Month Term SOFR + 1.38%), 01/17/34 (k)	243	243
Tikehau CLO XII Designated Activity Company
Series D-12X, 5.49%, (3 Month EURIBOR + 3.25%), 10/20/38, EUR (f) (k)	570	654
Trestles CLO III LTD
Series 2020-A1R-3A, 5.07%, (3 Month Term SOFR + 1.39%), 10/20/37 (k)	1,250	1,251
Trimaran Cavu 2021-2 Ltd
Series 2021-AR-2A, REMIC, 4.69%, (3 Month Term SOFR + 1.02%), 10/25/34 (k)	2,500	2,498
Truist Bank
Series 2025-B-1, 4.73%, 09/26/33	522	520
UBS Commercial Mortgage Trust 2019-C17
Series 2019-A4-C17, REMIC, 2.92%, 09/17/29	180	170
United Airlines Pass Through Trust 2019-2AA
Series 2019-A-2, REMIC, 2.90%, 05/01/28	107	103
UPG HI 2026-1 Issuer Trust
Series 2026-A-1, 5.03%, 02/25/48	1,418	1,417
Upgrade Master Pass-Thru Trust
Series 2025-A-ST7, 4.55%, 11/15/32	451	450
Series 2025-B-ST7, 4.98%, 11/15/32	366	365
Upgrade Master Pass-Thru Trust Series 2025-ST6
Series 2025-A-ST6, 4.61%, 10/15/32	201	201
Upgrade Master Pass-Thru Trust Series 2026-ST2
Series 2026-A-ST2, 4.41%, 06/15/34	879	878
UPX HIL 2025-1 Issuer Trust
Series 2025-A-1, 5.16%, 06/25/32	991	985
Victory Street CLO I Designated Activity Company
Series D-1X, 5.65%, (3 Month EURIBOR + 3.45%), 01/15/38, EUR (f) (k)	480	551
Victory Street CLO II Designated Activity Company
Series D-2X, 5.17%, (3 Month EURIBOR + 3.10%), 01/15/39, EUR (f) (k)	380	437
VNDO Trust 2016-350P
Series 2016-D-350P, REMIC, 3.90%, 01/12/27 (k)	325	325
Voya CLO 2018-2 Ltd
Series 2018-C1-2A, 5.78%, (3 Month Term SOFR + 2.11%), 07/15/31 (k)	700	701
Wellfleet CLO 2021-4 Ltd
Series 2021-A1R-4A, 4.97%, (3 Month Term SOFR + 1.30%), 10/25/38 (k)	2,500	2,503
Wells Fargo Commercial Mortgage Trust 2018-1745
Series 2018-A-1745, REMIC, 3.75%, 06/15/28 (k)	211	199
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 1.77%, 07/17/53 (k)	4,663	266
Wells Fargo Commercial Mortgage Trust 2021-C59
Interest Only, Series 2021-XA-C59, REMIC, 1.46%, 04/17/54 (k)	2,752	138
Wells Fargo Commercial Mortgage Trust 2022-ONL
Series 2024-A-1CHI, REMIC, 5.31%, 07/15/27 (k)	417	417
Whitebox CLO V Ltd
Series 2025-A1-5A, 5.04%, (3 Month Term SOFR + 1.36%), 07/20/38 (k)	3,000	3,005
Series 2025-B-5A, 5.38%, (3 Month Term SOFR + 1.70%), 07/20/38 (k)	700	701
Total Non-U.S. Government Agency Asset-Backed Securities (cost $208,186)		203,309
GOVERNMENT AND AGENCY OBLIGATIONS 5.3%
Sovereign 3.6%
Arab Republic of Egypt
24.46%, 10/01/27, EGP	8,369	168
24.14%, 12/03/27, EGP	1,040	21

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
21.38%, 02/04/28, EGP	8,581	167
21.76%, 02/17/28, EGP	3,510	68
23.44%, 07/01/28, EGP	9,131	182
5.63%, 04/16/30, EUR (f)	106	120
8.50%, 01/31/47 (h)	200	195
7.50%, 02/16/61 (h)	200	172
Cabinet of Ministers of Ukraine
4.50%, 02/01/29 - 02/01/34 (h) (m)	93	73
0.00%, 02/01/30 - 02/01/36 (h) (m)	53	33
Cabinet Office
3.20%, 09/20/55, JPY	113,400	612
CBB International Sukuk Company S.P.C
5.45%, 09/16/32 (f)	219	203
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	169	155
1.86%, 12/01/32	111	92
5.40%, 08/12/34, PEN (f)	2,550	731
7.60%, 08/12/39, PEN (f)	1,359	428
6.20%, 06/30/55	125	129
Departamento Administrativo De La Presidencia De La Republica
13.25%, 02/09/33, COP	2,104,900	650
7.75%, 11/07/36 (d)	200	218
Estado Espanol
2.70%, 01/31/30, EUR	4,676	5,340
2.60%, 05/31/31, EUR	8,693	9,838
3.15%, 04/30/35, EUR (h)	1,139	1,296
3.30%, 04/30/36, EUR (h)	10,647	12,171
Federal Government of Nigeria
10.38%, 12/09/34 (h)	200	237
Gobierno de la Republica de Guatemala
7.05%, 10/04/32 (h)	260	280
6.60%, 06/13/36 (h)	200	213
Gobierno de la Republica del Ecuador
9.25%, 01/29/39 (h)	200	205
Gobierno de La Republica del Paraguay
2.74%, 01/29/33 (f)	200	177
8.50%, 04/04/38, PYG (h)	1,166,000	184
Gobierno De La Republica Oriental Del Uruguay
9.75%, 07/20/33, UYU	7,730	214
8.00%, 10/29/35, UYU	10,691	272
5.25%, 09/10/60	135	125
Gobierno Federal de los Estados Unidos Mexicanos
7.00%, 09/03/26, MXN	58,352	3,339
8.50%, 03/01/29, MXN	21,748	1,264
5.38%, 03/22/33	200	196
5.63%, 09/22/35	200	195
7.75%, 11/13/42, MXN	76,465	3,760
8.00%, 04/29/55, MXN	5,165	252
7.38%, 05/13/55 (d)	794	843
Gouvernement De France
3.20%, 05/25/35, EUR (h)	1,272	1,422
Government of Barbados, The
8.00%, 06/26/35 (h)	173	185
Government of Ireland
2.60%, 10/18/34, EUR (f)	9,632	10,760
Government of Kenya
9.75%, 02/16/31 (h)	200	217
Government of Morocco
5.95%, 03/08/28 (h)	200	203
4.75%, 04/02/35, EUR (h)	135	156
Government of Saudi Arabia
5.00%, 01/18/53 (h)	316	271
Government of the People's Republic of Benin
7.96%, 02/13/38 (h)	200	212
Government of the Republic of Panama
6.40%, 02/14/35	200	212
Government of the Republic of Serbia
4.25%, 05/06/31, EUR (h)	100	114
6.00%, 06/12/34 (h)	200	205
HM Treasury
4.38%, 03/07/30, GBP	8,024	10,692
Jordan, The Government Of, The Hashemite Kingdom of
5.85%, 07/07/30 (f)	200	202
Kyrgyzstan (Republic of)
7.75%, 06/03/30 (h)	200	202
Latvia, Republic of
5.13%, 07/30/34 (h)	200	201
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag
6.00%, 05/16/29, EUR (f)	240	291
Ministerio De Hacienda Y Credito Publico
12.50%, 02/27/30, COP	1,233,900	363
7.75%, 09/18/30, COP	7,246,700	1,822
7.00%, 06/30/32, COP	621,800	145
11.75%, 01/24/35, COP	5,058,600	1,454
6.25%, 07/09/36, COP	1,799,800	362
7.25%, 10/26/50, COP	1,006,600	188
Ministry of Finance People's Republic of China
2.11%, 08/25/34, CNY	5,380	820
Presidence de la Republique de Cote d'Ivoire
5.88%, 10/17/31, EUR (f)	100	117
8.08%, 04/01/36 (h)	200	219
Presidencia da Republica
10.00%, 01/01/27 - 01/01/31, BRL	26,921	4,968
6.25%, 05/22/36 (d)	200	198
Presidencia De La Nacion
0.75%, 07/09/30 (m)	60	54
4.13%, 07/09/35 (m)	59	47
Presidencia de la Republica de Chile
5.00%, 10/01/28, CLP	2,230,000	2,439
3.75%, 01/14/32, EUR	100	115
4.34%, 03/07/42	354	313
Presidencia de la Republica Dominicana
4.50%, 01/30/30 (h)	370	358
7.05%, 02/03/31 (h)	150	158
10.75%, 06/01/36, DOP (h)	39,650	717
Republic of Indonesia, The Government of, The
7.00%, 05/15/27, IDR	25,234,000	1,409
4.50%, 05/29/33, EUR	170	196
Romania, Government of
2.12%, 07/16/31, EUR (f)	200	203
4.63%, 03/04/33, EUR (h)	65	72
6.25%, 09/10/34, EUR (h)	148	178
6.75%, 07/11/39, EUR (d) (h)	51	62
6.50%, 10/07/45, EUR (h)	61	70
Sandor-Palota
5.25%, 06/16/29 (h)	344	348
7.00%, 10/24/35, HUF	494,570	1,812
6.25%, 09/23/37, HUF	235,020	829
3.00%, 10/27/38, HUF	319,100	833
Segretariato Generale Della Presidenza Della Repubblica
2.95%, 07/01/30, EUR	4,209	4,817
2.85%, 02/01/31, EUR	6,496	7,379
South Africa, Parliament of
8.00%, 01/31/30, ZAR	67,423	4,153
7.00%, 02/28/31, ZAR	54,855	3,235
8.50%, 01/31/37, ZAR	22,118	1,344
5.00%, 10/12/46	200	156
8.75%, 02/28/49, ZAR	8,394	503
5.75%, 09/30/49	353	299
The Philippines, Government of
6.38%, 07/27/30, PHP	52,770	849
6.00%, 08/20/30, PHP	116,815	1,853
The Republic of Uzbekistan
5.38%, 05/29/27, EUR (h)	108	125
Turkiye Cumhuriyeti Basbakanlik
31.08%, 11/08/28, TRY	9,364	186
30.00%, 09/12/29, TRY	5,371	104
7.13%, 02/12/32	200	205
27.70%, 09/27/34, TRY	10,217	196
Urad Vlady Ceske Republiky
3.60%, 06/03/36, CZK	6,760	294
4.00%, 04/04/44, CZK	2,110	87

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Urzad Rady Ministrow
5.75%, 04/25/29, PLN	6,369	1,761
4.75%, 07/25/29, PLN	3,588	967
4.00%, 07/25/31, PLN	914	235
4.88%, 10/04/33	41	41
5.00%, 10/25/34 - 10/25/35, PLN	9,221	2,422
5.50%, 04/04/53	134	126
Vlada Crne Gore
2.88%, 12/16/27, EUR (f)	106	119
Vlada NA Republika Severna Makedonija
6.96%, 03/13/27, EUR (f)	115	133
		122,821
Mortgage-Backed Securities 1.7%
Federal National Mortgage Association, Inc.
TBA, 3.50%, 07/15/56 (q)	62,309	56,562
Municipal 0.0%
GC Education, Inc.
7.38%, 10/01/29	555	580
Port of Beaumont Industrial Development Authority
10.00%, 07/01/26	785	785
		1,365
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-KW09, REMIC, 0.87%, 05/25/29 (k)	7,250	133
Interest Only, Series XFX-KL06, REMIC, 1.46%, 12/25/29 (k)	1,312	40
Interest Only, Series X1-K105, REMIC, 1.63%, 01/25/30 (k)	1,676	74
Interest Only, Series X1-K109, REMIC, 1.68%, 04/25/30 (k)	2,309	114
Interest Only, Series X1-K110, REMIC, 1.75%, 04/25/30 (k)	1,283	64
Interest Only, Series X1-K116, REMIC, 1.51%, 07/25/30 (k)	1,174	53
Interest Only, Series 2020-X1-K120, REMIC, 1.12%, 10/25/30 (k)	7,500	266
		744
Collateralized Mortgage Obligations 0.0%
Federal Home Loan Mortgage Corporation
Series 2022-B1-DNA1, REMIC, 7.03%, (SOFR 30-Day Average + 3.40%), 01/25/32 (k)	331	335
Treasury Inflation Indexed Securities 0.0%
Presidencia De La Nacion
0.00%, 12/15/27, ARS (o) (r) (s)	83,346	150
Urzad Rady Ministrow
2.00%, 08/25/36, PLN (t)	498	121
		271
Total Government And Agency Obligations (cost $180,071)		182,098
SENIOR FLOATING RATE INSTRUMENTS 3.1%
Industrials 0.7%
AERNNOVA Aerospace SAU
Term Loan B, 6.10%, (EURIBOR + 4.00%), 02/27/30, EUR (k)	1,303	1,493
Allied Universal Holdco LLC
2025 USD Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 08/06/32 (k)	421	421
Applegreen Ireland Investments Finance Ltd.
Term Loan, 6.65%, (3 Month EURIBOR + 5.00%), 01/24/32, EUR (k)	854	984
Clydesdale Acquisition Holdings, Inc.
Term Loan B, 6.80%, (1 Month Term SOFR + 3.17%), 03/30/29 (k)	857	841
FNZ Group Entities Ltd
Term Loan, 9.73%, (SONIA + 6.00%), 10/30/31, GBP (e) (k)	1,500	1,572
Garfunkelux Holdco 3 S.A.
Term Loan, 6.88%, (EURIBOR + 4.75%), 08/01/28, EUR (k)	1,000	1,111
INNIO Group Holding GmbH
Term Loan, 4.75%, (EURIBOR + 2.50%), 11/06/31, EUR (k)	1,000	1,146
Modulaire Group Holdings Limited
Facility B3, 6.55%, (EURIBOR + 4.42%), 07/02/31, EUR (k)	1,000	976
Neptune BidCo US Inc.
Term Loan, 7.15%, (EURIBOR + 5.00%), 01/28/33, EUR (k)	1,000	1,134
Nielsen Consumer Inc.
Term Loan, 4.65%, (EURIBOR + 3.25%), 10/31/30, EUR (k)	1,326	1,509
Node AcquiCo GmbH
Term Loan, 5.67%, (EURIBOR + 3.50%), 12/08/32, EUR (k)	1,000	1,144
OCS Group Holdings
Term Loan, 8.98%, (SONIA + 5.25%), 11/27/31, GBP (k)	1,000	1,324
Platea BC Bidco AB
Term Loan, 0.00%, (3 Month EURIBOR + 4.00%), 04/02/31, EUR (k) (u)	101	116
Platin2025 Acquisition S.a r.l.
Term Loan, 5.58%, (EURIBOR + 3.50%), 12/29/32, EUR (k)	1,000	1,148
Rain Carbon Inc.
2023 Replacement Term Loan, 7.39%, (EURIBOR + 5.00%), 10/31/28, EUR (k)	1,000	1,133
Saphira Holdings S.a r.l.
Term Loan, 0.00%, (EURIBOR + 3.00%), 12/31/49, EUR (k) (u)	1,000	1,146
Sector Alarm Holding AS
Term Loan, 5.23%, (EURIBOR + 3.00%), 06/14/29, EUR (k)	814	928
SGB-SMIT MidCo GmbH
Term Loan, 0.00%, (EURIBOR + 3.75%), 12/31/49, EUR (k) (u)	1,000	1,151
Speed Midco 3 S.a r.l.
Term Loan, 5.24%, (EURIBOR + 2.75%), 09/19/32, EUR (k)	1,500	1,714
TMF Sapphire Bidco B.V.
Term Loan, 0.00%, (EURIBOR + 3.25%), 12/31/49, EUR (k) (u)	1,000	1,140
TransDigm, Inc.
2023 Term Loan J, 6.12%, (1 Month Term SOFR + 2.50%), 02/28/31 (k)	491	491
Verisure Holding AB
Term Loan, 4.45%, (EURIBOR + 2.25%), 10/23/32, EUR (k)	1,000	1,148
		23,770
Communication Services 0.5%
Argento LLC
Term Loan, 7.62%, (SOFR + 4.00%), 04/30/31 (e) (k)	1,058	1,066
Avaya, Inc.
2023 Exit Term Loan, 11.12%, (1 Month Term SOFR + 7.50%), 08/01/28 (k)	6	5
Betclic Everest Group
Term Loan, 5.23%, (EURIBOR + 3.00%), 12/09/31, EUR (k)	1,000	1,144
CSC Holdings, LLC
2019 Term Loan B5, 8.25%, (Prime + 1.50%), 04/15/27 (k)	292	204
DirectTV Financing, LLC
Term Loan, 9.16%, (3 Month Term SOFR + 5.50%), 02/15/31 (k)	961	962
Discovery Global Holdings, Inc.
Term Loan, 4.49%, (EURIBOR + 2.50%), 05/27/33, EUR (k)	1,000	1,143
2026 USD Term Loan B, 6.12%, (3 Month Term SOFR + 2.50%), 06/16/33 (k)	3,926	3,926
Oak-Eagle AcquireCo Inc.
Term Loan, 0.00%, (EURIBOR + 3.50%), 12/31/49, EUR (k) (u)	1,000	1,146
RunItOneTime LLC
Term Loan, 16.12%, (SOFR + 12.50%), 10/15/26 (e) (k)	16	11
Term Loan, 16.12%, (SOFR + 11.50%), 10/15/26 (e) (k)	479	382

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Zegona Holdco Limited
Term Loan B, 4.39%, (EURIBOR + 2.25%), 07/17/29, EUR (k)	516	590
Ziggo B.V.
Term Loan, 0.00%, (EURIBOR + 3.75%), 05/21/33, EUR (k) (u)	1,000	1,117
Term Loan, 5.88%, (EURIBOR + 3.75%), 05/21/33, EUR (k)	6,053	6,759
		18,455
Consumer Discretionary 0.5%
Accell Group N.V.
Term Loan, 9.07%, 06/30/31, EUR (e) (k)	1,023	333
Allwyn Entertainment Financing (UK) PLC
Term Loan, 4.90%, (EURIBOR + 3.00%), 01/28/33, EUR (k)	1,000	1,140
Caesars Entertainment Inc.
2024 Term Loan B1, 5.87%, (1 Month Term SOFR + 2.25%), 01/24/31 (k)	1,330	1,275
CDR Firefly Bidco PLC
Term Loan, 8.48%, (EURIBOR + 4.75%), 04/29/29, GBP (k)	1,642	2,181
Clarios Global LP
Term Loan, 4.76%, (EURIBOR + 2.75%), 01/28/32, EUR (k)	1,500	1,717
EG Finco Ltd.
Term Loan, 5.73%, (EURIBOR + 3.50%), 01/29/31, EUR (k)	1,000	1,140
Fertitta Entertainment, LLC
2022 Term Loan B, 6.89%, (1 Month Term SOFR + 3.25%), 01/13/29 (k) (l)	960	959
Hestiafloor 2
Term Loan, 5.13%, (EURIBOR + 3.00%), 02/27/30, EUR (k)	588	675
Hydrofarm Holdings Group, Inc.
Term Loan, 11.42%, (LIBOR + 5.50%), 10/21/28 (e) (k)	377	189
J&J Ventures Gaming, LLC
2025 Repriced Term Loan B, 7.12%, (1 Month Term SOFR + 3.50%), 04/26/30 (k)	621	618
Jack Ohio Finance LLC
2025 Term Loan B, 7.62%, (1 Month Term SOFR + 4.00%), 01/28/32 (k)	251	247
Maverick Gaming LLC
Term Loan, 15.25%, (SOFR + 7.50%), 06/03/28 (e) (k)	521	287
Parts Europe
Term Loan, 4.56%, (EURIBOR + 2.50%), 02/06/31, EUR (k)	1,132	1,297
Pax Midco Spain, S.L.U.
Term Loan, 6.09%, (EURIBOR + 3.50%), 12/31/29, EUR (k)	1,632	1,873
Peninsula Pacific Entertainment, LLC
2025 Term Loan B, 8.45%, (3 Month Term SOFR + 4.75%), 08/14/32 (k)	1,542	1,542
Sapiencia BidCo S.L.U.
Term Loan, 0.00%, (EURIBOR + 3.00%), 12/31/49, EUR (k) (u)	1,000	1,146
		16,619
Information Technology 0.4%
Altar Bidco, Inc.
Term Loan, 9.11%, (3 Month Term SOFR + 5.60%), 11/09/28 (k)	1,874	1,749
Cloud Software Group, Inc.
2025 Term Loan B (2032), 6.95%, (3 Month Term SOFR + 3.25%), 08/07/32 (k)	500	431
ConnectWise, LLC
2021 Term Loan B, 7.46%, (3 Month Term SOFR + 3.50%), 09/23/28 (k)	599	550
Coreweave Financing DDTL V LLC
Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 4.50%), 11/06/31 (k) (u)	2,276	2,321
Delayed Draw Term Loan, 8.05%, (3 Month Term SOFR + 4.50%), 11/06/31 (k)	1,254	1,279
ECL Entertainment, LLC
2025 Term Loan B, 6.62%, (1 Month Term SOFR + 3.00%), 08/30/30 (k)	1,720	1,719
GoTo Group Inc.
Term Loan, 8.58%, (3 Month Term SOFR + 4.75%), 04/28/28 (k)	19	16
Term Loan, 8.58%, (3 Month Term SOFR + 4.75%), 04/28/28 (k)	174	144
IGT Holding IV AB
Term Loan, 5.38%, (3 Month EURIBOR + 3.50%), 07/31/31, EUR (k)	1,333	1,503
Instructure Holdings, Inc.
2025 Repriced Term Loan, 6.45%, (3 Month Term SOFR + 2.75%), 11/13/31 (k)	1,977	1,846
ION Platform Finance US, Inc.
Initial Euro Term Loan, 6.13%, (EURIBOR + 4.00%), 09/30/32, EUR (k)	1,420	1,201
ITG Communications, LLC
Term Loan B, 8.45%, (3 Month Term SOFR + 4.75%), 07/01/31 (k)	641	629
McAfee, LLC
2024 USD 1st Lien Term Loan B, 6.62%, (1 Month Term SOFR + 3.00%), 03/01/29 (k)	1,153	1,021
Xerox Corporation
Initial Term Loan (First Lien), 0.00%, (SOFR + 4.00%), 11/14/29 (k) (u)	3	2
2023 Term Loan B, 7.62%, (1 Month Term SOFR + 4.00%), 11/14/29 (k)	345	242
Term Loan, 7.63%, (SOFR + 4.00%), 11/14/29 (k)	106	74
Term Loan, 7.70%, (1 Month Term SOFR + 4.00%), 11/14/29 (k)	148	104
		14,831
Health Care 0.3%
Althea Acquisition Bidco S.a r.l.
Term Loan, 5.33%, (EURIBOR + 3.25%), 10/07/32, EUR (k)	1,232	1,410
Argent Bidco S.A.S.
Term Loan, 5.40%, (EURIBOR + 3.25%), 11/20/32, EUR (k)	1,000	1,149
Bausch & Lomb Corporation
2025 Repriced Term Loan, 7.37%, (1 Month Term SOFR + 3.75%), 01/15/31 (k)	669	670
Loire Finco Luxembourg S.a r.l.
2025 USD Term Loan B, 7.62%, (1 Month Term SOFR + 4.00%), 01/31/30 (k)	300	300
Median B.V.
Term Loan, 7.39%, (EURIBOR + 5.25%), 10/14/27, EUR (k)	1,636	1,869
Nidda Healthcare Holding GmbH
Term Loan, 5.20%, (EURIBOR + 3.00%), 12/09/32, EUR (k)	2,399	2,742
Ramsay Sante
Term Loan, 5.39%, (EURIBOR + 3.25%), 08/13/31, EUR (k)	900	1,030
Vivalto Santé Investissement
Term Loan, 0.00%, (EURIBOR + 3.00%), 12/31/49, EUR (k) (u)	1,000	1,143
		10,313
Consumer Staples 0.2%
Bellis Acquisition Company PLC
Term Loan B, 6.49%, (3 Month EURIBOR + 4.00%), 04/02/31, EUR (k)	1,654	1,784
Froneri Lux Finco S.a r.l.
Term Loan, 5.15%, (EURIBOR + 3.00%), 07/17/32, EUR (k)	2,035	2,309
Market Bidco Ltd
Term Loan, 6.73%, (3 Month EURIBOR + 4.50%), 11/04/30, EUR (k)	430	491
Pegasus Bidco B.V.
Term Loan, 5.04%, (EURIBOR + 2.75%), 07/12/32, EUR (k)	1,333	1,527
United Petfood
Term Loan, 4.40%, (3 Month EURIBOR + 2.75%), 02/26/32, EUR (k)	1,135	1,301
		7,412
Materials 0.2%
Bond US Bidco 1 Inc.
Term Loan, 0.00%, (EURIBOR + 3.75%), 12/31/49, EUR (k) (u)	1,000	1,143

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
INEOS Quattro Holdings UK Limited
Term Loan, 6.40%, (EURIBOR + 4.50%), 03/31/29, EUR (k)	1,210	1,195
Kersia International
Term Loan, 5.63%, (EURIBOR + 3.50%), 12/31/37, EUR (k)	1,000	1,147
Nobian Finance BV
Term Loan B, 5.84%, (3 Month EURIBOR + 3.50%), 07/04/30, EUR (k)	1,895	2,054
Sword Purchaser LLC
Term Loan, 0.00%, (EURIBOR + 4.25%), 12/31/49, EUR (k) (u)	1,000	1,136
		6,675
Utilities 0.1%
CPV Fairview, LLC
2025 Upsize Term B Loan, 6.20%, (SOFR + 2.50%), 08/14/31 (k)	710	710
Hunterstown Generation LLC
Term Loan, 6.37%, (SOFR + 2.75%), 11/06/31 (k)	690	689
Ohio Power Partners LLC
Term Loan, 6.37%, (SOFR + 2.75%), 10/29/32 (e) (k)	547	548
Tenaska Pennsylvania Partners, LLC
Term Loan, 5.88%, (SOFR + 2.25%), 02/04/33 (k)	460	458
West Deptford Energy Holdings LLC
Term Loan, 7.62%, (SOFR + 4.00%), 07/19/32 (k)	525	522
		2,927
Financials 0.1%
Boots Group Finco LP
Term Loan, 8.23%, (SONIA + 4.75%), 07/22/32, GBP (k)	1,449	1,930
Energy 0.1%
Crescent Midstream Operating LLC
Term Loan B, 7.40%, (3 Month Term SOFR + 3.75%), 02/13/33 (k)	1,621	1,630
Real Estate 0.0%
Seashell Bidco SL
Term Loan, 0.00%, (EURIBOR + 3.50%), 12/31/49, EUR (k) (u)	1,000	1,145
Total Senior Floating Rate Instruments (cost $108,821)		105,707
INVESTMENT COMPANIES 2.9%
iShares Broad USD High Yield Corporate Bond ETF (g)	81	3,016
iShares China Large-Cap ETF (c) (d) (g)	132	4,182
iShares Core S&P Small Cap ETF (g)	12	1,832
iShares MSCI Brazil ETF (g)	41	1,401
iShares MSCI China ETF (d) (g)	84	4,301
iShares MSCI Emerging Markets ETF (c) (d) (g)	54	3,701
iShares Russell 2000 ETF (d) (g)	28	8,391
KraneShares CSI China Internet ETF (c) (d)	128	3,122
SPDR Gold Shares (b) (d)	151	55,724
State Street Blackstone Senior Loan ETF (d)	33	1,321
State Street SPDR S&P Biotech ETF	33	5,151
State Street SPDR S&P Homebuilders ETF (d)	12	1,420
State Street SPDR S&P Regional Banking ETF (d)	29	2,168
VanEck Semiconductor ETF (d)	6	4,044
Total Investment Companies (cost $105,034)		99,774
PREFERRED STOCKS 0.3%
Communication Services 0.2%
Alphabet Inc., 6.25%, 05/15/29 (j)	50	2,533
Alphabet Inc., 6.25%, 05/15/29 (j)	50	2,562
		5,095
Financials 0.1%
Banco Bradesco S/A. (j)	439	1,536
Citigroup Capital XIII, 10.30%, 10/30/40 (d)	70	2,015
Wells Fargo & Company - Series A, 7.50% (i) (j)	1	1,033
		4,584
Energy 0.0%
Petroleo Brasileiro S/A Petrobras. (j)	94	687
Information Technology 0.0%
Redstone Buyer LLC (a) (e)	73	—
Redstone Buyer LLC (a) (e)	24	—
Total Preferred Stocks (cost $10,235)		10,366
RIGHTS 0.0%
Walgreens Boots Alliance, Inc. (a) (e)	38	20
Total Rights (cost $0)		20
WARRANTS 0.0%
Evgo Inc. (a)	23	—
Hippo Holdings Inc. (a)	20	—
Offerpad Solutions Inc. (a)	35	—
Palladyne AI Corp. (a)	121	4
Total Warrants (cost $324)		4
SHORT TERM INVESTMENTS 8.1%
Investment Companies 6.7%
JNL Government Money Market Fund - Class I, 3.53% (g) (v)	229,742	229,742
Securities Lending Collateral 1.2%
JNL Government Money Market Fund - Class SL, 3.63% (g) (v)	42,382	42,382
Treasury Securities 0.2%
Arab Republic of Egypt
21.24%, 10/20/26, EGP (r)	21,550	408
19.82%, 06/29/27, EGP (r)	29,800	487
Presidencia da Republica
12.83%, 10/01/26, BRL (r)	19,990	3,744
12.24%, 04/01/27, BRL (r)	5,420	953
		5,592
Total Short Term Investments (cost $277,682)		277,716
Total Investments 100.0% (cost $3,179,741)		3,426,589
Total Purchased Options 0.3% (cost $12,215)		9,459
Other Derivative Instruments (1.1)%		(37,786)
Other Assets and Liabilities, Net 0.8%		26,998
Total Net Assets 100.0%		3,425,260

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) All or a portion of the security was on loan as of June 30, 2026.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) Investment in affiliate.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $127,555 and 3.7% of the Fund.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Convertible security.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) Security is a step-up bond where the coupon may increase or step up at a future

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(n) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(o) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(p) As of June 30, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(q) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2026, the total payable for investments purchased on a delayed delivery basis was $56,481.

(r) The coupon rate represents the yield to maturity.

(s) Treasury inflation indexed note, par amount is not adjusted for inflation.

(t) Treasury inflation indexed note, par amount is adjusted for inflation.

(u) This senior floating rate interest will settle after June 30, 2026. If a reference rate and spread is presented, it will go into effect upon settlement.

(v) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

Summary of Investments by Country^	Total Long Term Investments
United States of America	66.7%
United Kingdom	4.6
France	2.5
Japan	2.3
Taiwan	2.3
Netherlands	2.0
Germany	1.7
Multi-National	1.7
South Korea	1.6
Italy	1.6
Canada	1.4
Spain	1.4
Cayman Islands	1.2
Ireland	1.2
China	1.0
Switzerland	0.7
Mexico	0.6
India	0.6
Brazil	0.6
South Africa	0.4
Australia	0.4
Sweden	0.3
Denmark	0.3
Poland	0.3
Colombia	0.2
Hungary	0.2
Hong Kong	0.2
Argentina	0.1
Norway	0.1
Philippines	0.1
Egypt	0.1
Chile	0.1
Finland	0.1
Indonesia	0.1
Belgium	0.1
Mauritius	0.1
Thailand	0.1
Saudi Arabia	0.1
Kazakhstan	0.1
Israel	0.1
Luxembourg	0.1
United Arab Emirates	0.1
Peru	0.1
Turkey	0.1
Jersey	0.1
Greece	0.1
Austria	0.1
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/BlackRock Global Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares Broad USD High Yield Corporate Bond ETF	3,047	—	—	86	—	(31)	3,016	0.1
iShares China Large-Cap ETF	6,412	227	1,552	33	(35)	(870)	4,182	0.1
iShares Core S&P Small Cap ETF	1,484	—	—	8	—	348	1,832	0.1
iShares MSCI Brazil ETF	1,290	—	—	14	—	111	1,401	—
iShares MSCI China ETF	5,064	—	—	31	—	(763)	4,301	0.1
iShares MSCI Emerging Markets ETF	—	3,849	—	—	—	(148)	3,701	0.1
iShares Russell 2000 ETF	—	7,040	—	19	—	1,351	8,391	0.3
JNL Government Money Market Fund, 3.53% - Class I	196,875	1,120,204	1,087,337	4,291	—	—	229,742	6.7
JNL Government Money Market Fund, 3.63% - Class SL	36,687	325,797	320,102	582	—	—	42,382	1.2
Quintis Limited	—	—	—	—	—	—	—	—
	250,859	1,457,117	1,408,991	5,064	(35)	(2)	298,948	8.7

JNL/BlackRock Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
1988 Asset MGMT Euro CLO 1 Designated Activity Company, Series D-1X, 0.00%, 04/15/40	05/28/26	443	434	—
A2a S.P.A., 5.00% (callable at 100, 06/11/29)	06/04/24	185	200	—
AB Carval Euro CLO II-C Designated Activity Company, Series D-2X, 6.03%, 02/15/37	07/05/24	412	437	—
ABN AMRO Bank N.V.	06/05/26	4,561	4,531	0.2
AC Energy And Infrastructure Corporation, 4.00%	02/13/25	200	179	—
Afflelou, 6.00%, 07/25/29	07/17/24	361	388	—
AIB Group Public Limited Company, 6.00% (callable at 100, 07/14/31)	01/07/25	259	296	—
Air France - KLM, 5.75% (callable at 100, 05/21/30)	05/15/25	223	233	—
Aktsionernoe Obshchestvo Narodny Bank Kazakhstana	10/22/24	866	862	0.1
Albion Financing 2 S.a r.l., 5.38%, 05/21/30	05/14/25	390	406	—
Alexandrite Lake Lux Holdings S.a r.l., 6.75%, 07/30/30	07/24/25	507	491	—
Alexandrite Monnet UK HoldCo PLC, 6.88%, 05/31/31	04/28/26	705	692	—
Allied Universal Holdco LLC, 4.88%, 06/01/28	02/08/24	1,835	1,988	0.1
Allwyn Entertainment Financing (UK) PLC, 7.25%, 04/30/30	03/19/24	507	539	—
Almaviva - The Italian Innovation Company S.P.A. In Breve Almaviva S.P.A., 5.00%, 10/30/30	06/26/25	373	354	—
alstria office AG, 4.25%, 10/15/29	10/08/25	231	223	—
alstria office AG, 5.50%, 03/20/31	03/14/25	560	571	—
Altice France, 7.25%, 11/01/29	06/08/26	740	732	—
Altice France, 5.50%, 10/15/31	10/13/25	98	101	—
Altice France, 5.63%, 07/15/32	10/13/25	97	100	—
AMS-Osram AG, 2.13%, 11/03/27	11/15/23	592	672	—
AMS-Osram AG, 7.25%, 05/31/32	05/19/26	695	712	—
Arab Republic of Egypt, 5.63%, 04/16/30	05/03/24	100	120	—
Arbour CLO VI Designated Activity Company, Series DR-6X, 5.48%, 11/15/37	09/20/24	491	505	—
Arcano Euro CLO I Designated Activity Company, Series D-1X, 5.56%, 04/25/39	03/12/25	566	600	—
Arcano Euro CLO II Designated Activity Company, Series D-2X, 5.30%, 07/25/39	06/27/25	269	264	—
Arcano Euro CLO IV Designated Activity Company, Series D-4X, 0.00%, 01/17/39	05/22/26	917	903	0.1
Ardagh Group S.A., 9.50%, 10/06/30	11/06/25	764	834	0.1
Ardagh Group S.A., 12.00%, 12/01/30	11/17/25	1,471	1,527	0.1
Ardonagh Finco Limited, 6.88%, 02/15/31	06/03/26	430	421	—
Arena Luxembourg Finance S.a r.l., 4.65%, 05/01/30	03/25/25	330	352	—
Arini European CLO IV Designated Activity Company, Series D-4X, 5.70%, 01/15/38	10/24/24	682	722	—
Arini European CLO V Designated Activity Company, Series D-5X, 5.00%, 01/17/39	02/21/25	356	389	—
Arini European CLO X Designated Activity Company, Series D-10X, 0.00%, 07/15/40	05/08/26	518	504	—
Aroundtown S.A., 5.13% (callable at 100, 07/03/31)	01/27/26	462	430	—
Aroundtown S.A., 5.25% (callable at 100, 04/30/31)	10/23/25	1,399	1,358	0.1
Aston Martin Capital Holdings Limited, 10.38%, 03/31/29	04/29/26	114	109	—
Aston Martin Capital Holdings Limited, 10.38%, 03/31/29	07/24/24	399	317	—
Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32	10/23/24	790	805	0.1
Atos SE, 8.13%, 05/21/31	05/12/26	1,171	1,124	0.1
Aurium CLO Vii Designated Activity Company, Series DR-7X, 5.35%, 10/15/38	08/14/25	175	172	—
Aurium CLO XIII Designated Activity Company, Series D-13X, 5.00%, 04/15/38	01/30/25	239	260	—
Avianca MidCo 2 PLC, 9.00%, 12/01/28	08/11/25	23	23	—
Avoca CLO XVIII Designated Activity Company, Series DR-18X, 5.25%, 04/15/38	12/13/24	262	286	—
Axis Bank Limited, 4.10% (callable at 100, 09/08/26)	02/10/25	289	299	—
Axis Bank Limited, 6.88% (callable at 100, 12/30/31)	06/23/26	200	201	—
Axis Bank Limited, 5.35%, 06/30/31	06/23/26	200	201	—
Banco Bilbao Vizcaya Argentaria S.A., 6.88% (callable at 100, 12/13/30)	06/04/24	435	492	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Bilbao Vizcaya Argentaria S.A., 8.38% (callable at 100, 06/21/28)	07/25/24	225	246	—
Bandhan Bank Limited	05/29/26	178	174	—
Bankinter Sociedad Anonima, 7.38% (callable at 100, 08/15/28)	01/28/25	217	243	—
Bausch+Lomb Netherlands B.V., 6.08%, 01/15/31	06/18/25	207	209	—
Bayer Aktiengesellschaft, 5.38%, 03/25/82	09/11/25	607	588	—
BBAM European CLO I Designated Activity Company, Series DRR-1X, 5.25%, 10/22/38	02/20/26	401	391	—
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28	05/01/26	224	215	—
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	01/18/24	195	200	—
Beach Acquisition Bidco, LLC, 5.25%, 07/15/32	06/26/25	300	297	—
Bellis Acquisition Company PLC, 8.13%, 05/14/30	05/14/26	718	717	—
Bertrand Franchise Finance, 5.99%, 07/18/30	05/30/24	181	187	—
BetClic Everest Group, 5.13%, 12/10/31	01/20/26	320	316	—
Biffa Group Holdings Limited, 5.25%, 06/15/31	12/04/25	295	290	—
Biffa Group Holdings Limited, 7.38%, 06/15/31	12/04/25	400	402	—
Boels Topholding B.V., 6.25%, 02/15/29	03/12/24	870	917	0.1
Bper Banca S.P.A., 6.50% (callable at 100, 03/20/30)	11/13/24	211	239	—
Branicks Group AG, 2.25%, 09/22/26	09/19/25	224	122	—
CaixaBank SA, 5.88% (callable at 100, 10/09/27)	07/24/24	430	467	—
CaixaBank SA, 6.25% (callable at 100, 07/24/32)	01/16/25	206	241	—
Capital Four CLO VIII Designated Activity Company, Series D-8X, 5.42%, 10/25/37	09/20/24	580	596	—
CBB International Sukuk Company S.P.C, 5.45%, 09/16/32	12/09/22	204	203	—
CD&R Firefly Bidco PLC, 8.63%, 04/30/29	12/11/24	159	166	—
CD&R Firefly Bidco PLC, 8.63%, 04/30/29	06/17/26	381	382	—
Cedacri Mergeco S.P.A., 6.91%, 05/15/28	09/29/25	177	166	—
Cellnex Telecom, S.A., 0.75%, 11/20/31	04/03/24	197	207	—
Centrica PLC, 6.50%, 05/21/55	01/24/25	485	521	—
Centurion Bidco S.P.A., 11.13%, 05/15/28	03/18/26	133	136	—
Cesar S.P.A., 6.38%, 09/30/31	09/18/24	282	294	—
Cesar S.P.A., 6.50%, 09/30/31	09/18/24	590	598	—
CIFC European Funding CLO II Designated Activity Company, Series DR-2X, 5.20%, 10/15/39	10/17/25	362	355	—
CIFC European Funding CLO III Designated Activity Company, Series DR-3X, 4.54%, 01/15/39	01/26/26	238	227	—
Cirsa Finance International S.a r.l., 4.88%, 10/15/31	10/14/25	129	129	—
Cirsa Finance International S.a r.l., 5.40%, 10/15/32	10/14/25	189	188	—
Clariane, 0.88%, 03/06/27	12/03/25	473	375	—
Clariane, 6.88%, 04/15/31	04/28/26	397	392	—
Clarios Global LP, 4.75%, 06/15/31	06/04/25	349	353	—
Clean Renewable Power (Mauritius) Pte. Ltd, 4.25%, 03/25/27	02/12/25	218	217	—
CMOC Capital Limited, 0.00%, 01/24/27	01/19/26	501	487	—
Colombia Telecomunicaciones S.A. E.S.P., 4.95%, 07/17/30	04/27/26	189	190	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 5.40%, 08/12/34	06/17/26	741	731	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 7.60%, 08/12/39	06/03/26	428	428	—
COMMERZBANK Aktiengesellschaft, 7.88% (callable at 100, 07/02/29)	06/25/24	214	258	—
Contego CLO V Designated Activity Company, Series DR-5X, 5.30%, 10/15/37	03/03/25	356	382	—
Contego CLO VII Designated Activity Company, Series DR-7X, 5.62%, 01/23/38	12/11/24	451	486	—
Contego CLO XI Designated Activity Company, Series DR-11X, 5.42%, 11/20/38	10/29/24	346	365	—
Contemporary Amperex Technology Co., Limited - Class H	01/13/26	1,465	1,958	0.1
ContourGlobal Power Holdings S.A., 5.00%, 02/28/30	01/23/25	504	528	—
Convatec Group PLC	12/09/25	292	272	—
Co-operative Group Limited, 8.25%, 12/15/31	05/28/26	521	526	—
Coreweave, Inc., 8.50%, 07/15/32	06/11/26	1,849	1,797	0.1
CVC Cordatus Opportunity Loan Fund-R Designated Activity Company, Series DR-1X, 5.08%, 09/18/33	03/13/25	1,117	1,177	0.1
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	03/12/24	643	660	—
Darling Global Finance B.V., 4.50%, 07/15/32	06/18/25	451	452	—
DeepOcean AS, 6.00%, 04/08/31	09/24/25	809	791	—
DEMIRE Deutsche Mittelstand Real Estate AG, 5.00%, 12/31/27	06/20/25	893	809	0.1
Deuce Finco PLC, 7.00%, 11/20/31	11/12/25	547	558	—
Deuce Finco PLC, 5.90%, 11/20/32	11/12/25	448	446	—
Deutsche Bank Aktiengesellschaft, 4.50% (callable at 100, 11/30/26)	05/17/24	195	229	—
Deutsche Bank Aktiengesellschaft, 4.63% (callable at 100, 10/30/27)	01/24/25	799	911	0.1
Deutsche Bank Aktiengesellschaft, 6.75% (callable at 100, 10/30/34)	11/24/25	461	472	—
Deutsche Bank Aktiengesellschaft, 7.13%	03/24/25	216	244	—
Deutsche Lufthansa Aktiengesellschaft, 5.25%, 01/15/55	01/08/25	518	584	—
Dolcetto HoldCo S.p.A., 5.63%, 07/14/32	06/25/25	480	472	—
Duomo Bidco S.P.A., 5.45%, 01/15/32	11/25/25	887	877	0.1
Dynamo NewCo II GmbH, 6.25%, 10/15/31	09/25/24	474	470	—
EC Finance PLC, 3.25%, 10/15/26	05/05/26	698	681	—
Edge Finco PLC, 8.13%, 08/15/31	10/03/24	948	966	0.1
EDP, S.A., 4.38%, 12/02/55	05/05/26	342	339	—
EDP-Energias de Portugal Sociedade Anonima Sucursal en Espana, 4.63%, 09/16/54	09/09/24	219	232	—
EGIS, 5.13%, 05/15/31	04/28/26	711	704	—
Eircom Limited, 5.00%, 04/30/31	06/20/25	367	367	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Electricite de France, 4.38% (callable at 100, 01/06/31)	09/29/25	693	681	—
Electricite de France, 5.13% (callable at 100, 09/17/29)	09/10/24	219	235	—
Electricite de France, 5.63% (callable at 100, 06/17/32)	09/10/24	221	239	—
Electricite de France, 7.38% (callable at 100, 06/17/35)	09/10/24	262	277	—
Elior Group, 5.63%, 03/15/30	02/25/26	461	424	—
ELM Park CLO Designated Activity Company, Series DR3-1X, 5.40%, 01/15/38	11/20/25	231	230	—
Elmwood European CLO 1 Designated Activity Company, Series 2026-D-1X, 5.04%, 04/16/40	02/20/26	636	618	—
Encore Capital Group, Inc., 5.44%, 07/15/33	05/13/26	362	357	—
ENEL - SPA, 4.50% (callable at 100, 10/14/34)	01/07/26	573	561	—
Energean PLC, 5.63%, 05/12/31	10/29/25	348	340	—
Eni S.P.A., 4.88% (callable at 100, 01/21/34)	01/14/25	450	492	—
Entain plc, 4.88%, 11/30/31	01/12/26	236	231	—
EQUATE Petrochemical, 4.25%, 11/03/26	12/09/22	199	199	—
Essendi S.A., 5.63%, 05/15/32	04/27/26	1,189	1,180	0.1
Eurobank S.A., 4.00%, 02/07/36	02/04/25	435	477	—
Euronext N.V.	04/09/26	544	510	—
F.I.S. - Fabbrica Italiana Sintetici S.p.A., 5.40%, 02/05/31	01/28/26	141	136	—
Fedrigoni S.P.A., 6.13%, 06/15/31	07/24/24	469	512	—
Fiber Midco S.p.A., 10.75%, 06/15/29	05/09/24	309	301	—
Fibercop S.P.A., 5.38%, 04/15/31	04/01/26	1,104	1,112	0.1
Fidelity Grand Harbour CLO 2023-1 Designated Activity Company, Series 2023-DR-1X, 4.98%, 02/15/38	02/07/25	454	500	—
Flutter Treasury Designated Activity Company, 4.00%, 06/04/31	05/22/25	329	328	—
Fortune Star (BVI) Limited, 6.80%, 09/09/29	10/27/25	200	198	—
Forvia, 2.75%, 02/15/27	05/18/23	190	204	—
Froneri Lux Topco S.a r.l., 4.75%, 08/01/32	07/16/25	235	225	—
GACI First Investment Company, 5.25%, 05/14/33	05/13/26	252	252	—
Garfunkelux Holdco 3 S.A., 9.00%, 09/01/28	09/11/25	1,082	1,085	0.1
Gategroup Finance (Luxembourg) S.A., 3.00%, 02/28/27	06/18/25	503	515	—
GC Treasury Center Company Limited, 6.50% (callable at 100, 09/10/30)	09/03/25	300	297	—
Global Switch Finance B.V., 1.38%, 10/07/30	07/24/24	245	255	—
Gobierno de La Republica del Paraguay, 2.74%, 01/29/33	04/27/26	179	177	—
GOHL Capital Holdings Limited, 7.63% (callable at 100, 10/29/31)	04/27/26	199	193	—
Government of Ireland, 2.60%, 10/18/34	03/27/25	10,312	10,760	0.3
Grand Round, Inc.	03/31/15	1,774	496	—
Grifols, S.A., 7.13%, 05/01/30	01/27/25	165	186	—
Grifols, S.A., 7.50%, 05/01/30	01/14/26	139	137	—
Grunenthal GmbH, 4.63%, 11/15/31	11/13/25	390	383	—
Gruppo San Donato S.P.A., 6.50%, 10/31/31	10/16/25	221	213	—
GTECH S.p.A., 4.88%, 01/31/31	04/24/25	313	320	—
Hambridge Euro CLO 1 Designated Activity Company, Series D-1X, 5.54%, 10/20/38	09/17/25	367	359	—
Hambridge Euro CLO 2 Designated Activity Company, Series D-2X, 5.45%, 01/20/39	02/27/26	473	464	—
Heathrow Finance PLC, 6.63%, 03/01/31	01/24/25	566	601	—
Heimstaden AB, 8.38%, 01/29/30	01/26/26	381	359	—
Heimstaden AB, 7.36%, 01/24/31	02/25/26	124	116	—
Heimstaden Bostad AB, 5.00% (callable at 100, 01/19/31)	01/13/26	319	306	—
Heimstaden Bostad AB, 1.38%, 03/03/27	03/13/24	233	247	—
HengTen Networks Group Limited, 0.00%, 01/31/27	01/26/26	256	243	—
Henley CLO XI Designated Activity Company, Series D-11X, 4.76%, 04/25/39	02/10/25	505	559	—
Henley CLO XII Designated Activity Company, Series D-12X, 5.30%, 01/15/38	10/22/24	345	366	—
Henley CLO XVII DAC, Series D-17X, 5.35%, 07/25/39	04/27/26	171	167	—
HomeVi, 6.63%, 10/31/31	05/07/26	606	598	—
HT Troplast GmbH, 7.63%, 07/15/31	06/18/26	322	325	—
I&M Group PLC, 5.38%, 07/08/31	04/01/25	134	137	—
Iberdrola Finance Ireland Designated Activity Company, 1.50%, 03/27/30	03/20/25	326	427	—
IHO Verwaltungs GmbH, 7.00%, 11/15/31	03/18/25	433	480	—
IIFL Finance Limited, 7.60%, 09/10/29	06/03/26	200	201	—
Iliad, 4.25%, 01/09/32	09/02/25	233	230	—
India Cleantech Energy, 4.70%, 08/10/26	02/12/25	99	99	—
INEOS Finance PLC, 7.25%, 03/31/31	09/23/25	331	304	—
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29	03/05/24	193	197	—
ING Groep N.V., 7.25% (callable at 100, 11/16/34)	09/05/24	250	262	—
Intrum Investments and Financing AB, 8.00%, 09/11/27	07/17/25	655	655	—
ION Platform Finance S.a r.l., 6.50%, 09/30/30	09/30/25	283	222	—
ION Platform Finance S.a r.l., 6.88%, 09/30/32	09/30/25	218	158	—
IPD 3 B.V., 5.50%, 06/15/31	07/08/25	661	638	—
Irca S.P.A., 6.15%, 12/15/29	11/27/24	202	219	—
Iron Mountain Incorporated, 4.75%, 01/15/34	09/05/25	938	921	0.1
Italmatch Chemicals S.p.A., 6.25%, 02/05/31	01/29/26	129	125	—
Italmatch Chemicals S.p.A., 6.35%, 02/05/31	01/29/26	251	242	—
Itelyum Regeneration S.p.A., 5.75%, 04/15/30	03/26/25	305	310	—
Ithaca Energy (North Sea) PLC, 5.50%, 10/01/31	05/28/26	394	384	—
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Jawbone Inc.	01/25/17	—	—	—
Joint Stock Company Kaspi.Kz	06/26/24	1,005	969	0.1
Jordan, The Government Of, The Hashemite Kingdom of, 5.85%, 07/07/30	01/28/26	202	202	—
Jubilee CLO 2024-XXIX Designated Activity Company, Series 2024-D-29X, 5.40%, 01/15/39	09/27/24	603	618	—
JX Advanced Metals Corporation, 0.00%, 06/04/29	05/18/26	1,706	1,828	0.1
JX Advanced Metals Corporation, 0.00%, 06/03/31	05/18/26	1,576	1,676	0.1
K+S Aktiengesellschaft, 0.63%, 06/16/31	06/09/26	346	343	—
Kapla Holding, 5.13%, 04/30/32	04/23/26	201	197	—
Kapla Holding, 5.20%, 04/30/33	04/23/26	389	384	—
King US Bidco, Inc., 5.45%, 12/01/32	11/12/25	579	574	—
Kleopatra Finco S.a r.l., 4.03%, 01/30/31	02/12/26	551	491	—
Kondor Finance PLC, 7.13%, 07/19/26	05/21/24	142	128	—
Kronos International, Inc., 9.50%, 03/15/29	07/23/24	305	294	—
Kuaishou Technology	03/02/26	594	432	—
Kumba Iron Ore Ltd	04/05/22	258	166	—
Lion/Polaris Lux 4 S.A., 5.75%, 07/01/29	06/26/24	359	384	—
Lottomatica S.p.A., 5.38%, 06/01/30	05/14/24	148	161	—
Loxama, 6.38%, 05/31/29	03/12/24	785	829	0.1
Luna 1.5 S.a r.l., 10.50%, 07/01/32	08/08/25	156	162	—
Luna 2.5 S.a r.l., 5.50%, 07/01/32	06/18/25	164	165	—
Lune Holdings S.a r.l., 5.63%, 11/15/28	08/08/24	345	14	—
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag, 6.00%, 05/16/29	11/08/23	257	291	—
MAHLE GmbH, 7.13%, 07/15/32	06/10/26	660	656	—
Maxam Prill S.a r.l., 6.00%, 07/15/30	06/26/25	1,284	1,257	0.1
Maya, 5.63%, 10/15/28	12/06/23	1,519	1,609	0.1
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29	02/13/25	312	309	—
Mehilainen Yhtiot Oy, 5.13%, 06/30/32	06/11/25	346	346	—
Mehilainen Yhtiot Oy, 5.51%, 06/30/32	06/11/25	115	115	—
Meituan - Class B	02/24/26	446	372	—
Mirae Asset Securities Co., Ltd., 5.13%, 07/06/29	06/25/26	200	200	—
MKS Inc., 4.25%, 02/15/34	01/28/26	1,285	1,225	0.1
MMG Limited, 0.00%, 06/21/27	06/15/26	204	197	—
Mobico Group PLC, 4.88%, 09/26/31	05/09/25	475	430	—
MONETA Money Bank, a.s.	05/22/24	67	93	—
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	02/13/25	140	141	—
Motion Finco S.a r.l., 7.38%, 06/15/30	07/09/24	214	193	—
MPT Operating Partnership, L.P., 7.00%, 02/15/32	01/30/25	349	389	—
Muangthai Capital Public Company Limited, 6.88%, 09/30/28	03/24/25	302	301	—
Muthoot Finance Limited, 6.38%, 03/02/30	08/26/25	295	295	—
Muthoot Finance Limited, 5.75%, 08/04/30	01/29/26	200	196	—
NAC Kazatomprom JSC	02/20/26	452	369	—
National Bank of Greece S.A., 5.80% (callable at 100, 08/12/31)	02/05/26	236	229	—
National Bank of Greece S.A., 5.88%, 06/28/35	07/25/24	224	241	—
Nationwide Building Society, 5.75% (callable at 100, 06/20/27)	07/25/24	264	286	—
Nationwide Building Society, 7.50% (callable at 100, 12/20/30)	09/09/24	726	771	—
Neoen Finco PLC, 5.50%, 06/15/31	06/11/26	763	768	—
New Immo Holding, 5.88%, 04/17/28	09/11/25	238	233	—
New Immo Holding, 4.88%, 12/08/28	06/05/25	461	457	—
New Immo Holding, 5.50%, 04/23/31	04/15/26	587	573	—
Newbridge Park CLO Designated Activity Company, Series D-1X, 4.70%, 04/15/40	02/06/26	366	351	—
NH Investment & Securities Co., Ltd., 5.00%, 06/29/31	06/22/26	200	199	—
Nidda Healthcare Holding GmbH, 5.53%, 10/15/32	10/01/25	920	897	0.1
Nippon Steel Corporation, 0.00%, 02/14/29	02/24/26	1,115	1,049	0.1
Nippon Steel Corporation, 0.00%, 02/14/31	02/24/26	854	803	0.1
Nissan Motor Co., Ltd., 5.25%, 07/17/29	07/10/25	365	360	—
NN Group N.V., 5.75% (callable at 100, 09/11/34)	03/04/25	292	320	—
Nouryon Finance B.V., 6.13%, 07/15/31	06/23/26	391	398	—
NTT Finance Corporation, 0.00%, 06/20/31	06/24/26	200	200	—
Oak-Eagle AcquireCo, Inc., 6.25%, 07/01/33	03/24/26	898	926	0.1
Ocado Group PLC, 11.00%, 06/15/30	05/01/25	222	233	—
OCP Euro CLO 2017-2 Designated Activity Company, Series 2017-DRR-2XR, 5.44%, 04/15/37	06/24/26	379	382	—
OEG Finance PLC, 7.25%, 09/27/29	06/30/25	1,047	1,025	0.1
Olympus Water US Holding Corporation, 6.13%, 02/15/33	09/25/25	377	371	—
Palmer Square European Loan Funding 2024-2 Designated Activity Company, Series 2024-D-2X, 5.43%, 05/15/34	07/16/24	414	436	—
Palmer Square European Loan Funding 2024-3 Designated Activity Company, Series 2024-D-3X, 5.33%, 05/15/34	10/17/24	346	367	—
Paprec Holding, 4.13%, 07/15/30	12/04/25	576	563	—
Penta CLO 14 Designated Activity Company, Series 2023-DRR-14XR, 5.23%, 04/20/40	06/02/26	279	274	—
Penta CLO 17 Designated Activity Company, Series 2024-DR-17X, 4.62%, 02/15/39	02/04/26	307	295	—
Pinnacle Bidco PLC, 10.00%, 10/11/28	10/03/24	1,092	1,085	0.1
Power Finance Edge Limited, 5.32%, 06/30/31	06/22/26	200	201	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
PRA Group Europe Holding II S.a r.l., 6.25%, 09/30/32	11/04/25	156	157	—
Presidence de la Republique de Cote d'Ivoire, 5.88%, 10/17/31	04/27/26	118	117	—
PrestigeBidCo GmbH, 5.95%, 07/01/29	06/19/24	382	413	—
Prosus N.V., 4.03%, 08/03/50	07/25/25	210	220	—
Providus CLO II Designated Activity Company, Series DRR-2X, 5.40%, 10/15/38	09/19/24	386	397	—
Providus CLO XIV Designated Activity Company, Series D-14X, 4.92%, 04/18/40	01/23/26	236	228	—
Prysmian S.p.A., 5.25% (callable at 100, 05/21/30)	05/14/25	139	148	—
PT. Freeport Indonesia, 4.76%, 04/14/27	12/09/22	345	347	—
Quintis Limited	11/03/17	1,905	—	—
Rakuten Group, Inc., 4.25% (callable at 100, 04/22/27)	12/18/25	389	387	—
RCI Banque, 6.13% (callable at 100, 09/24/30)	09/17/25	236	229	—
RCI Banque, 5.50%, 10/09/34	07/23/24	440	473	—
RCI Banque, 4.75%, 03/24/37	03/10/25	216	230	—
REI Agro Limited, 0.00%, 11/13/14	08/26/11	499	—	—
Resurgent Trade and Investment Ltd, 9.51%, 12/01/27	11/27/25	2,991	2,998	0.1
RLGH Finance Bermuda Ltd, 6.88% (callable at 100, 05/19/32)	05/21/26	199	200	—
Rockford Tower Europe CLO 2025-1 Designated Activity Company, Series 2025-D-1X, 5.16%, 10/25/37	03/07/25	466	491	—
Rockford Tower Europe CLO 2025-3 Designated Activity Company, Series 2025-D-3X, 5.18%, 01/15/40	10/31/25	265	263	—
Romania, Government of, 2.12%, 07/16/31	12/13/22	198	203	—
Rossini S.a r.l., 6.00%, 12/31/29	07/11/24	141	149	—
Rossini S.a r.l., 6.75%, 12/31/29	07/11/24	233	253	—
Samarco Mineracao S.A., 9.00%, 06/30/31	02/13/24	111	114	—
Sammaan Capital Limited, 7.50%, 10/16/30	10/09/25	275	278	—
San Miguel Global Power Holdings Corporation, 8.38% (callable at 100, 10/20/30)	01/12/26	201	199	—
Sappi Papier Holding GmbH, 4.50%, 03/15/32	03/05/25	250	222	—
SBI Life Insurance Company Limited	11/21/25	3,687	3,153	0.1
Schaeffler AG, 4.25%, 04/01/28	03/25/25	216	230	—
Schaeffler AG, 5.38%, 04/01/31	03/25/25	108	119	—
Schaeffler AG, 5.00%, 05/13/33	05/06/26	350	346	—
Schneider Electric SE, 0.25%, 09/30/34	06/04/26	1,161	1,163	0.1
Sculptor European CLO VIII Designated Activity Company, Series DR-8XR, 5.24%, 01/17/39	06/01/26	465	457	—
Seche Environnement, 4.50%, 03/25/30	03/18/25	109	115	—
Shift4 Payments, LLC, 5.50%, 05/15/33	05/08/25	976	919	0.1
Signal Harmonic CLO I Designated Activity Company, Series DR-1X, 5.70%, 07/15/38	08/14/25	210	207	—
Silver Point Euro CLO 1, Designated Activity Company, Series D-1X, 5.10%, 01/15/39	10/21/25	360	355	—
Silver Point Euro CLO 2 DAC, Series D-2X, 0.00%, 01/15/39	05/12/26	329	320	—
SoftBank Group Corp., 5.38%, 01/08/29	06/27/24	398	430	—
SoftBank Group Corp., 6.38%, 04/22/30	04/15/26	1,609	1,574	0.1
SoftBank Group Corp., 5.88%, 07/10/31	07/02/25	841	806	0.1
SoftBank Group Corp., 7.00%, 04/22/32	04/15/26	875	873	0.1
SoftBank Group Corp., 5.75%, 07/08/32	06/27/24	638	629	—
SoftBank Group Corp., 6.38%, 07/10/33	12/05/25	636	605	—
SoftBank Group Corp., 7.38%, 04/22/34	04/15/26	410	410	—
Sona Fios CLO III Designated Activity Company, Series D-3X, 5.49%, 04/20/37	08/02/24	753	790	—
Sona Fios CLO V Designated Activity Company, Series D-5X, 5.50%, 08/25/38	07/08/25	305	299	—
Standard Chartered PLC, 7.00% (callable at 100, 06/08/33)	05/28/26	200	201	—
Stellantis N.V., 6.25% (callable at 100, 03/16/31)	03/10/26	817	791	—
Stellantis N.V., 6.88% (callable at 100, 12/16/33)	03/10/26	663	640	—
Stellantis N.V., 8.25% (callable at 100, 06/16/32)	03/10/26	701	677	—
Stena International S.A., 7.25%, 01/15/31	03/10/25	797	809	0.1
Stonegate Pub Company Financing 2019 PLC, 8.91%, 07/31/29	07/31/24	198	211	—
Stonegate Pub Company Financing 2019 PLC, 10.75%, 07/31/29	07/31/24	474	498	—
Stonepeak Motion Holdco Ltd., 5.00%, 07/15/33	06/24/26	333	338	—
Stora Enso Oyj, 5.63% (callable at 100, 03/17/29)	04/10/26	176	175	—
Stora Enso Oyj, 5.88% (callable at 100, 07/17/31)	04/10/26	146	146	—
Studio City Finance Limited, 5.00%, 01/15/29	02/13/25	283	287	—
Summer (BC) Holdco B S.a r.l., 5.88%, 02/15/30	02/07/25	392	353	—
Summer (BC) Holdco B S.a r.l., 6.53%, 02/15/30	02/07/25	206	200	—
Swire Pacific Mtn Financing Ltd., 0.00%, 06/16/27	06/09/26	512	536	—
Sword Purchaser, LLC, 7.25%, 04/15/33	04/02/26	698	717	—
TAV Havalimanlari Holding Anonim Sirketi, 8.50%, 12/07/28	04/27/26	206	206	—
TDC Brands A/S, 8.00%, 04/30/31	04/21/26	876	864	0.1
TeamSystem S.p.A., 5.70%, 07/31/31	07/17/24	129	133	—
Telefonica Emisiones S.A., 4.38% (callable at 100, 01/19/31)	01/12/26	233	227	—
Telefonica Emisiones S.A., 4.88% (callable at 100, 01/19/34)	01/12/26	467	452	—
Tenet Healthcare Corporation, 4.63%, 06/15/28	11/13/25	282	281	—
Texas Debt Capital Euro CLO 2024-I Designated Activity Company, Series 2024-DR-1XR, 5.32%, 07/16/40	06/05/26	507	503	—
Texas Debt Capital Euro CLO 2025-I Designated Activity Company, Series 2025-D-1X, 5.24%, 04/16/39	03/13/25	564	595	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Thaioil Treasury Center Company Limited, 6.10% (callable at 100, 01/15/31)	05/21/26	197	197	—
Thames Water Utilities Finance PLC, 4.00%, 06/19/27	04/16/24	1,003	630	—
The Unique Pub Finance Company PLC, 6.46%, 03/30/32	02/12/24	544	572	—
Tikehau CLO XII Designated Activity Company, Series D-12X, 5.49%, 10/20/38	06/27/24	610	654	—
TK Elevator Midco GmbH, 4.38%, 07/15/27	02/13/23	273	290	—
Trafigura Funding S.A., 5.63%, 07/01/31	06/24/26	199	198	—
TUI Cruises GmbH, 5.00%, 05/15/30	11/19/24	170	185	—
UGI International, LLC, 5.00%, 06/01/31	05/13/26	486	483	—
Unibail-Rodamco-Westfield SE, 4.75% (callable at 100, 06/11/31)	09/02/25	463	458	—
United Group B.V., 6.50%, 10/31/31	10/09/24	170	182	—
United Overseas Bank Limited, 3.00% (callable at 100, 01/21/33)	01/14/26	194	192	—
Var Energi ASA, 4.95%, 04/29/86	04/22/26	701	685	—
Vedanta Resources Finance II PLC, 7.75%, 07/13/37	06/25/26	200	199	—
Vedanta Resources Limited, 10.88%, 09/17/29	02/13/25	310	318	—
Vedanta Resources Limited, 7.00%, 07/13/32	06/25/26	200	199	—
Vedanta Resources Limited, 7.38%, 07/13/34	06/25/26	200	199	—
Veolia Environnement, 4.32% (callable at 100, 10/24/32)	09/17/25	236	227	—
Verisure Midholding AB, 5.25%, 02/15/29	02/09/23	623	687	—
VFU Funding PLC, 9.62%, 02/11/27	06/21/23	144	152	—
Victory Street CLO I Designated Activity Company, Series D-1X, 5.65%, 01/15/38	11/04/24	522	551	—
Victory Street CLO II Designated Activity Company, Series D-2X, 5.17%, 01/15/39	10/31/25	438	437	—
Virgin Media O2 Vendor Financing Notes V Designated Activity Company, 7.88%, 03/15/32	07/31/25	188	152	—
Virgin Media O2 Vendor Financing Notes VII Designated Activity Company, 7.50%, 07/15/33	01/27/26	457	351	—
Virgin Media Secured Finance PLC, 4.25%, 01/15/30	10/03/23	423	462	—
Virgin Media Secured Finance PLC, 4.13%, 08/15/30	01/16/24	495	490	—
Vivion Investments S.a r.l., 8.13% (callable at 100, 03/08/31)	11/21/25	444	409	—
Vivion Investments S.a r.l., 8.25%, 02/28/29	11/21/25	490	488	—
Vivion Investments S.a r.l., 5.63%, 06/08/30	05/27/26	220	222	—
Vivion Investments S.a r.l., 5.63%, 06/08/30	11/20/25	537	518	—
Vlada Crne Gore, 2.88%, 12/16/27	03/15/24	111	119	—
Vlada NA Republika Severna Makedonija, 6.96%, 03/13/27	11/03/23	124	133	—
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	01/27/25	358	355	—
Vodafone Group Public Limited Company, 8.00%, 08/30/86	03/15/24	307	326	—
Volkswagen International Finance N.V., 5.49% (callable at 100, 11/15/30)	05/12/25	346	349	—
Volkswagen International Finance N.V., 5.99% (callable at 100, 11/15/33)	05/12/25	222	235	—
Vonovia SE, 0.00%, 06/30/31	06/23/26	1,138	1,171	0.1
Vonovia SE, 0.88%, 05/20/32	05/13/25	224	217	—
VZ Secured Financing B.V., 5.25%, 01/15/33	09/08/25	861	808	0.1
VZ Vendor Financing II B.V., 2.88%, 01/15/29	03/12/24	804	867	0.1
Wintershall Dea GmbH, 6.12% (callable at 100, 05/08/30)	04/29/25	381	396	—
WuXi AppTec Co., Ltd., 0.00%, 05/22/27	05/14/26	761	819	0.1
WuXi Biologics (Cayman) Inc.	03/31/26	358	358	—
Yangtze Optical Fibre And Cable Joint Stock Limited Company - Class H	06/04/26	901	961	0.1
Zegona Finance PLC, 6.75%, 07/15/29	07/30/25	362	359	—
Zegona Finance PLC, 6.75%, 07/15/29	10/23/24	169	181	—
Zegona Finance PLC, 4.25%, 01/15/32	06/25/26	858	861	0.1
ZF Friedrichshafen AG, 7.00%, 06/12/30	06/04/25	342	364	—
ZF Friedrichshafen AG, 5.50%, 02/17/32	02/09/26	818	790	—
ZTO Express (Cayman) Inc., 0.93%, 03/01/31	02/04/26	1,295	1,244	0.1
		188,426	185,281	5.4

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SOFR Index	148	March 2028		35,777	(13)	(216)
3 Month SOFR Index	148	March 2029		35,696	(17)	(91)
Australia 10 Year Bond	237	September 2026	AUD	25,830	34	136
Canada 10 Year Bond	11	September 2026	CAD	1,320	—	9
Chicago Board Options Exchange Volatility Index	4	September 2026		89	(1)	(10)
Chicago Board Options Exchange Volatility Index	2	December 2026		45	(1)	(4)
Chicago Board Options Exchange Volatility Index	2	February 2027		45	(1)	(2)
Euro BOBL	1,049	September 2026	EUR	120,249	(24)	902
Euro Bund	196	September 2026	EUR	24,755	(16)	234
Euro OAT	131	September 2026	EUR	15,566	(21)	174
Euro Schatz	568	September 2026	EUR	60,013	—	199
FTSE 100 Index	2	September 2026	GBP	209	—	2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/BlackRock Global Allocation Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Italy Government BTP Bond	330	September 2026	EUR	39,009	(19)	433
Italy Short Term Government BTP Bond	80	September 2026	EUR	8,530	—	39
Japan 10 Year Bond	35	September 2026	JPY	4,470,212	(58)	12
KOSPI 200 Index	23	September 2026	KRW	7,302,256	69	440
Long Gilt	248	September 2026	GBP	21,905	(148)	291
NIFTY 50 Index	129	July 2026		6,218	12	(25)
Nikkei 225 Index	180	September 2026	JPY	11,677,141	454	5,962
Russell 2000 Index	169	September 2026		25,084	127	652
S&P 500 Index	398	September 2026		151,488	1,015	(1,278)
S&P 500 Index	2	September 2026		347	(1)	1
STOXX Banks Index	350	September 2026	EUR	5,006	64	169
United States Long Bond	150	September 2026		16,611	(98)	414
United States Ultra Bond	968	September 2026		110,167	(726)	2,272
					631	10,715
Short Contracts
Chicago Board Options Exchange Volatility Index	(2)	July 2026		(41)	1	5
Chicago Board Options Exchange Volatility Index	(2)	August 2026		(39)	—	1
Chicago Board Options Exchange Volatility Index	(2)	October 2026		(46)	1	5
Chicago Board Options Exchange Volatility Index	(2)	January 2027		(45)	1	2
Euro Buxl 30 Year Bond	(17)	September 2026	EUR	(1,836)	4	(63)
Euro STOXX 50 Price Index	(66)	September 2026	EUR	(4,161)	(69)	(39)
NASDAQ 100 Stock Index	(6)	September 2026		(370)	(6)	4
NASDAQ 100 Stock Index	(425)	September 2026		(254,593)	(4,001)	(4,856)
United States 10 Year Note	(1,518)	September 2026		(165,656)	451	(1,158)
United States 10 Year Ultra Bond	(2,065)	September 2026		(229,046)	807	(3,202)
United States 2 Year Note	(778)	October 2026		(160,485)	91	114
United States 5 Year Note	(2,109)	October 2026		(225,479)	444	(283)
					(2,276)	(9,470)

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	6.91	(M)	09/11/26	MXN	64,170	—	(3)
28-Day MEXIBOR (M)	Receiving	6.98	(M)	06/15/28	MXN	45,853	3	7
28-Day MEXIBOR (M)	Receiving	8.65	(M)	02/07/30	MXN	9,850	1	(19)
28-Day MEXIBOR (M)	Receiving	7.73	(M)	05/06/30	MXN	4,433	1	(2)
28-Day MEXIBOR (M)	Paying	9.26	(M)	11/18/26	MXN	368,829	(1)	152
28-Day MEXIBOR (M)	Paying	9.04	(M)	11/14/29	MXN	135,897	(19)	324
28-Day MEXIBOR (M)	Paying	7.82	(M)	06/07/30	MXN	8,813	(1)	5
28-Day MEXIBOR (M)	Paying	7.72	(M)	06/24/30	MXN	5,735	(1)	2
28-Day MEXIBOR (M)	Paying	7.69	(M)	07/30/30	MXN	32,764	(6)	10
28-Day MEXIBOR (M)	Paying	7.75	(M)	04/24/31	MXN	8,961	(2)	2
28-Day MEXIBOR (M)	Paying	8.27	(M)	12/05/35	MXN	6,570	(2)	5
28-Day MEXIBOR (M)	Paying	8.16	(M)	04/17/36	MXN	2,037	(1)	1
3M JIBAR (Q)	Receiving	6.94	(Q)	09/17/26	ZAR	37,265	—	—
3M JIBAR (Q)	Receiving	6.92	(Q)	09/23/26	ZAR	7,160	—	—
3M JIBAR (Q)	Receiving	7.25	(Q)	03/19/27	ZAR	17,380	—	—
3M JIBAR (Q)	Receiving	6.99	(Q)	09/17/27	ZAR	7,821	—	2
3M JIBAR (Q)	Receiving	7.29	(Q)	09/16/29	ZAR	18,276	3	1
3M JIBAR (Q)	Receiving	7.94	(Q)	03/19/30	ZAR	32,421	6	(35)
3M JIBAR (Q)	Receiving	7.60	(Q)	09/17/30	ZAR	14,589	3	(8)
3M JIBAR (Q)	Paying	7.31	(Q)	09/16/27	ZAR	18,241	—	(1)
3M JIBAR (Q)	Paying	7.41	(Q)	09/16/31	ZAR	785	—	—
3M JIBAR (Q)	Paying	7.47	(Q)	09/16/33	ZAR	5,586	(2)	(2)
3M JIBAR (Q)	Paying	7.62	(Q)	09/16/33	ZAR	13,035	(4)	2
3M JIBAR (Q)	Paying	9.90	(Q)	09/20/33	ZAR	44,674	(15)	340
3M JIBAR (Q)	Paying	9.90	(Q)	09/20/33	ZAR	22,337	(7)	170
3M JIBAR (Q)	Paying	9.92	(Q)	09/20/33	ZAR	22,337	(7)	171
6M BUBOR (S)	Paying	6.50	(A)	03/19/27	HUF	194,072	1	3
6M BUBOR (S)	Paying	6.48	(A)	06/17/27	HUF	270,611	1	8
6M BUBOR (S)	Paying	5.68	(A)	09/17/27	HUF	270,932	(1)	3
6M BUBOR (S)	Paying	5.76	(A)	09/17/27	HUF	408,000	(1)	6
6M BUBOR (S)	Paying	6.55	(A)	03/19/30	HUF	77,570	—	14
6M BUBOR (S)	Paying	6.03	(A)	06/17/30	HUF	34,865	—	5
6M BUBOR (S)	Paying	5.96	(A)	09/17/30	HUF	34,906	—	5
6M BUBOR (S)	Paying	5.49	(A)	06/18/36	HUF	46,648	—	5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
6M BUBOR (S)	Paying	5.54	(A)	06/18/36	HUF	46,446	—	5
6M BUBOR (S)	Paying	5.65	(A)	06/18/36	HUF	47,369	—	6
6M BUBOR (S)	Paying	5.75	(A)	06/18/36	HUF	43,540	—	6
6M EURIBOR (S)	Receiving	0.02	(A)	08/26/31	EUR	15,925	17	2,188
6M EURIBOR (S)	Paying	3.00	(S)	03/05/29	EUR	23,857	9	202
6M EURIBOR (S)	Paying	2.90	(A)	04/30/29	EUR	26,623	(23)	131
6M EURIBOR (S)	Paying	2.87	(A)	06/11/29	EUR	19,266	(14)	69
6M EURIBOR (S)	Paying	2.20	(A)	06/04/30	EUR	4,886	(4)	(107)
6M EURIBOR (S)	Paying	2.94	(A)	04/27/36	EUR	22,069	(35)	74
6M PRIBOR (S)	Receiving	4.23	(A)	06/17/28	CZK	14,792	—	(2)
6M PRIBOR (S)	Receiving	4.15	(A)	06/17/28	CZK	47,720	1	(4)
6M PRIBOR (S)	Receiving	3.58	(A)	03/18/31	CZK	2,682	—	3
6M PRIBOR (S)	Receiving	3.62	(A)	03/18/31	CZK	2,690	—	3
6M PRIBOR (S)	Paying	4.31	(A)	09/16/28	CZK	25,470	(1)	5
6M PRIBOR (S)	Paying	3.46	(A)	03/19/30	CZK	18,218	(1)	(19)
6M PRIBOR (S)	Paying	3.56	(A)	06/18/30	CZK	4,572	—	(4)
6M PRIBOR (S)	Paying	3.66	(A)	06/18/30	CZK	7,410	—	(6)
6M PRIBOR (S)	Paying	3.41	(A)	09/17/30	CZK	13,590	(1)	(17)
6M PRIBOR (S)	Paying	3.55	(A)	09/17/30	CZK	17,667	(1)	(17)
6M PRIBOR (S)	Paying	4.31	(A)	06/17/31	CZK	5,471	—	2
6M PRIBOR (S)	Paying	4.31	(A)	06/17/31	CZK	11,109	—	5
6M PRIBOR (S)	Paying	4.38	(A)	06/17/31	CZK	13,071	—	8
6M PRIBOR (S)	Paying	4.44	(A)	06/17/31	CZK	11,641	—	8
6M PRIBOR (S)	Paying	4.59	(A)	06/17/31	CZK	4,137	—	4
6M PRIBOR (S)	Paying	4.61	(A)	06/17/31	CZK	4,137	—	5
6M WIBOR (S)	Receiving	4.21	(A)	09/17/26	PLN	3,178	—	(1)
6M WIBOR (S)	Receiving	5.24	(S)	09/19/26	PLN	7,062	(1)	(5)
6M WIBOR (S)	Receiving	5.13	(A)	03/19/27	PLN	3,523	—	(8)
6M WIBOR (S)	Receiving	5.14	(A)	03/19/27	PLN	5,872	—	(13)
6M WIBOR (S)	Receiving	3.97	(A)	09/17/27	PLN	4,228	(1)	(2)
6M WIBOR (S)	Receiving	4.42	(A)	06/17/28	PLN	1,397	—	(4)
6M WIBOR (S)	Receiving	4.08	(A)	12/17/30	PLN	1,504	(1)	(2)
6M WIBOR (S)	Receiving	4.10	(A)	12/17/30	PLN	1,527	(1)	(3)
6M WIBOR (S)	Receiving	4.08	(A)	12/17/30	PLN	1,527	(1)	(2)
6M WIBOR (S)	Receiving	4.12	(A)	06/17/31	PLN	2,269	(1)	(4)
6M WIBOR (S)	Receiving	4.22	(A)	06/17/31	PLN	2,863	(1)	(9)
6M WIBOR (S)	Receiving	4.53	(A)	06/17/31	PLN	3,548	(1)	(24)
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.38	(A)	03/30/28	JPY	742,913	—	(1)
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.32	(A)	03/30/28	JPY	800,061	—	4
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.34	(A)	03/30/28	JPY	804,446	—	2
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.39	(A)	03/30/28	JPY	804,822	—	(2)
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.32	(A)	03/30/28	JPY	812,842	—	4
Bank of Japan Overnight Call Rate TONAR (A)	Paying	1.45	(A)	03/06/54	JPY	440,458	(41)	(1,014)
Bank of Japan Overnight Call Rate TONAR (A)	Paying	1.45	(A)	03/11/54	JPY	440,458	(41)	(1,014)
Bank of Japan Overnight Call Rate TONAR (A)	Paying	2.58	(A)	10/08/55	JPY	40,200	(5)	(38)
Bank of Japan Overnight Call Rate TONAR (A)	Paying	2.87	(A)	03/30/56	JPY	229,674	(28)	(142)
Bank of Japan Overnight Call Rate TONAR (A)	Paying	2.88	(A)	03/30/56	JPY	229,935	(28)	(138)
Bank of Japan Overnight Call Rate TONAR (A)	Paying	2.89	(A)	03/30/56	JPY	231,427	(28)	(137)
Bank of Japan Overnight Call Rate TONAR (A)	Paying	2.95	(A)	03/30/56	JPY	229,508	(28)	(120)
Bank of Japan Overnight Call Rate TONAR (A)	Paying	2.98	(A)	03/30/56	JPY	270,509	(34)	(130)
BRAZIBOR (A)	Receiving	13.88	(A)	01/04/27	BRL	14,302	11	13
BRAZIBOR (A)	Receiving	14.17	(A)	01/04/27	BRL	4,433	—	—
BRAZIBOR (A)	Paying	13.77	(A)	01/03/28	BRL	2,458	—	(1)
BRAZIBOR (A)	Paying	13.80	(A)	01/03/28	BRL	2,634	—	(2)
BRAZIBOR (A)	Paying	13.75	(A)	01/03/28	BRL	5,297	—	(4)
BRAZIBOR (A)	Paying	14.01	(A)	01/03/28	BRL	7,576	1	—
BRAZIBOR (A)	Paying	13.14	(A)	01/02/29	BRL	2,906	(4)	(13)
BRAZIBOR (A)	Paying	13.59	(A)	01/02/29	BRL	5,160	1	(8)
BRAZIBOR (A)	Paying	13.01	(A)	01/02/29	BRL	5,889	(8)	(28)
Colombian Interbank Rate (Q)	Receiving	11.19	(Q)	09/16/30	COP	2,795,160	(2)	(25)
Colombian Interbank Rate (Q)	Paying	11.74	(Q)	09/16/28	COP	5,064,601	—	21
ESTR Volume Weighted Trimmed Mean Rate (A)	Paying	2.34	(A)	01/19/33	EUR	11,820	(4)	(112)
HICP (A)	Paying	2.69	(A)	08/15/32	EUR	2,335	(6)	40
Korean Won 3M Certificate of Deposit (Q)	Receiving	3.87	(Q)	06/17/36	KRW	213,946	(1)	1
Korean Won 3M Certificate of Deposit (Q)	Paying	3.71	(Q)	06/17/28	KRW	916,843	—	—
Korean Won 3M Certificate of Deposit (Q)	Paying	3.97	(Q)	09/16/28	KRW	1,874,295	1	3
Korean Won 3M Certificate of Deposit (Q)	Paying	3.67	(Q)	06/17/31	KRW	1,420,320	2	(8)
Korean Won 3M Certificate of Deposit (Q)	Paying	3.76	(Q)	06/17/31	KRW	454,536	1	(1)
MIBOR (S)	Paying	6.34	(S)	03/20/27	INR	304,464	1	21
MIBOR (S)	Paying	6.26	(S)	03/20/29	INR	94,215	1	9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
MIBOR (S)	Paying	6.30	(S)	03/20/29	INR	115,151	1	13
MIBOR (S)	Paying	6.51	(S)	06/17/31	INR	63,703	1	10
MIBOR (S)	Paying	6.34	(S)	03/20/34	INR	38,724	—	2
MIBOR (S)	Paying	6.35	(S)	03/20/34	INR	38,724	—	2
Sterling Overnight Index Average Rate (A)	Paying	3.18	(A)	02/10/28	GBP	128,276	(53)	(1,387)
Sterling Overnight Index Average Rate (A)	Paying	4.10	(A)	11/07/54	GBP	7,500	(27)	(1,033)
Sterling Overnight Index Average Rate (A)	Paying	4.45	(A)	12/04/55	GBP	3,554	(14)	(249)
Thai Overnight Repurchase Rate (Q)	Receiving	1.35	(Q)	09/17/35	THB	1,613	2	1
Thai Overnight Repurchase Rate (Q)	Paying	1.38	(Q)	09/17/35	THB	1,613	(2)	(2)
Thai Overnight Repurchase Rate (Q)	Paying	2.07	(Q)	09/16/36	THB	32,054	4	4
Thai Overnight Repurchase Rate (Q)	Paying	2.09	(Q)	09/16/36	THB	8,641	1	1
U.S. SOFR (A)	Receiving	3.45	(A)	01/26/28		36,886	24	332
U.S. SOFR (A)	Receiving	3.27	(A)	02/05/28		37,186	24	441
U.S. SOFR (A)	Receiving	3.90	(A)	06/17/28		2,690	2	5
U.S. SOFR (A)	Receiving	3.46	(A)	12/15/36		7,381	36	353
U.S. SOFR (A)	Receiving	4.25	(A)	09/29/43		2,537	18	(11)
U.S. SOFR (A)	Receiving	3.65	(A)	11/03/53		8,127	78	759
U.S. SOFR (A)	Receiving	3.65	(A)	11/02/54		74,211	733	6,930
U.S. SOFR (A)	Paying	4.35	(A)	07/22/26		16,524	—	6
U.S. SOFR (A)	Paying	4.00	(A)	10/28/26		59,862	(3)	24
U.S. SOFR (A)	Paying	4.07	(A)	01/14/27		55,300	(7)	36
U.S. SOFR (A)	Paying	4.73	(A)	04/26/27		206,451	(54)	1,090
U.S. SOFR (A)	Paying	4.10	(A)	05/30/27		45,464	(13)	36
U.S. SOFR (A)	Paying	4.15	(A)	05/30/27		45,464	(13)	56
U.S. SOFR (A)	Paying	3.50	(A)	06/10/27		111,620	(33)	(525)
U.S. SOFR (A)	Paying	4.20	(A)	10/23/27		15,436	(8)	30
U.S. SOFR (A)	Paying	3.23	(A)	12/11/27		55,264	(28)	(467)
U.S. SOFR (A)	Paying	4.00	(A)	01/26/28		36,886	(24)	(25)
U.S. SOFR (A)	Paying	3.80	(A)	06/17/28		2,690	(2)	(11)
U.S. SOFR (A)	Paying	3.50	(A)	08/20/28		37,166	(37)	(379)
U.S. SOFR (A)	Paying	4.50	(A)	04/26/29		265,430	(373)	3,524
U.S. SOFR (A)	Paying	4.00	(A)	05/06/29		37,974	(54)	42
U.S. SOFR (A)	Paying	3.66	(A)	10/10/29		18,554	(32)	(161)
U.S. SOFR (A)	Paying	4.00	(A)	01/23/30		20,893	(40)	45
U.S. SOFR (A)	Paying	3.23	(A)	02/19/30		20,761	(40)	(495)
U.S. SOFR (A)	Paying	3.90	(A)	02/24/30		18,047	(36)	(20)
U.S. SOFR (A)	Paying	4.35	(A)	04/26/34		203,666	(855)	4,883
U.S. SOFR (A)	Paying	3.66	(A)	10/10/34		12,495	(53)	(282)
U.S. SOFR (A)	Paying	3.67	(A)	12/26/34		21,606	(95)	(493)
U.S. SOFR (A)	Paying	3.70	(A)	01/06/35		16,913	(74)	(352)
U.S. SOFR (A)	Paying	3.75	(A)	03/27/35		16,742	(75)	(302)
U.S. SOFR (A)	Paying	3.75	(A)	07/09/35		8,525	(39)	(162)
U.S. SOFR (A)	Paying	4.07	(A)	04/26/54		8,103	(82)	(233)
							(1,593)	12,860

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Avis Budget Car Rental, LLC (Q)	N/A	5.00	12/20/26	1,885	(39)	—	239
CDX.NA.HY.44.V3 (Q)	N/A	5.00	06/20/30	6,806	(569)	5	(92)
CDX.NA.HY.45.V3 (Q)	N/A	5.00	12/20/30	2,287	(186)	2	(31)
CDX.NA.IG.44 (Q)	N/A	1.00	06/20/30	3,471	(73)	1	4
CDX.NA.IG.46 (Q)	N/A	1.00	06/20/31	426	(9)	—	—
ITRAXX.EUR.XO.44 (Q)	N/A	5.00	12/20/30	9,027	(1,186)	(14)	(365)
					(2,062)	(6)	(245)
Credit default swap agreements - sell protection
Ardagh Packaging Holdings Limited (Q)	8.65	5.00	06/20/30	(22)	(3)	—	(3)
CDX.NA.HY.39.V5 (Q)	1.72	5.00	12/20/27	(3,156)	147	(3)	144
CDX.NA.HY.41.V3 (Q)	2.10	5.00	12/20/28	(5,128)	342	(4)	149
CDX.NA.IG.39 (Q)	0.17	1.00	12/20/27	(2,318)	28	—	24
ITRAXX.EUR.XO.42.V4 (Q)	1.85	5.00	12/20/29	(15,228)	1,755	21	238
ITRAXX.EUR.XO.43.V3 (Q)	1.80	5.00	06/20/30	(1,596)	211	3	37
ITRAXX.EUR.XO.45 (Q)	2.45	5.00	06/20/31	(9,276)	1,162	15	12
					3,642	32	601

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
S&P 500 Index	Put	7,100.00	07/31/26	17	12,070	49

Options on Securities
Alphabet Inc.	Call	420.00	08/21/26	43	1,806	13
Alphabet Inc.	Call	375.00	10/16/26	98	3,675	189
Amazon.com, Inc.	Call	285.00	07/17/26	608	17,328	9
Amazon.com, Inc.	Call	285.00	08/21/26	725	20,663	193
Apple Inc.	Call	310.00	08/21/26	200	6,200	93
Apple Inc.	Call	330.00	09/18/26	89	2,937	26
Apple Inc.	Call	320.00	09/18/26	323	10,336	150
Apple Inc.	Call	295.00	09/18/26	249	7,346	329
Broadcom Inc.	Call	460.00	08/21/26	41	1,886	24
Cadence Design Systems, Inc.	Call	400.00	08/21/26	24	960	54
Carrier Global Corporation	Call	75.00	09/18/26	172	1,290	86
Corning Incorporated	Call	195.00	09/18/26	200	3,900	1,556
EchoStar Corporation	Call	150.00	07/17/26	37	555	—
Fifth Third Bancorp	Call	55.00	08/21/26	465	2,558	167
Freeport-McMoRan Inc.	Call	65.00	07/17/26	245	1,593	52
Freeport-McMoRan Inc.	Call	75.00	08/21/26	245	1,838	39
Invesco QQQ Trust Series I	Call	730.00	07/17/26	112	8,176	214
Invesco QQQ Trust Series I	Put	695.00	07/31/26	1,160	80,620	940
iShares China Large-Cap ETF	Call	39.00	07/17/26	3,548	13,837	—
iShares Expanded Tech-Software Sector ETF	Call	105.00	07/17/26	1,006	10,563	7
iShares MSCI Emerging Markets ETF	Call	75.00	07/17/26	404	3,030	11
KraneShares CSI China Internet ETF	Call	31.00	07/17/26	1,215	3,767	2
KraneShares CSI China Internet ETF	Call	32.00	09/18/26	1,157	3,702	22
Lam Research Corporation	Call	320.00	08/21/26	58	1,856	737
Lumentum Holdings Inc.	Call	1,200.00	08/21/26	16	1,920	64
Meta Platforms, Inc.	Call	660.00	08/21/26	27	1,782	25
Micron Technology, Inc.	Call	940.00	08/21/26	21	1,974	599
Microsoft Corporation	Call	440.00	08/21/26	43	1,892	24
MongoDB, Inc.	Call	340.00	08/21/26	28	952	89
NVIDIA Corporation	Call	245.00	08/21/26	76	1,862	10
NVIDIA Corporation	Put	180.00	07/17/26	763	13,734	78
SPDR Gold Shares	Call	450.00	07/17/26	344	15,480	4
SPDR S&P 500 ETF Trust	Call	755.00	07/17/26	236	17,818	109
SPDR S&P 500 ETF Trust	Call	760.00	07/31/26	169	12,844	108
State Street SPDR S&P 500 ETF	Call	745.00	07/17/26	223	16,614	220
State Street SPDR S&P 500 ETF	Put	720.00	07/02/26	599	43,128	7
State Street SPDR S&P 500 ETF	Put	730.00	09/18/26	283	20,659	375
State Street SPDR S&P Regional Banking ETF	Call	75.00	07/17/26	340	2,550	47
Tesla Inc.	Call	500.00	08/21/26	50	2,500	39
United Airlines Holdings, Inc.	Call	120.00	08/21/26	246	2,952	538
Verizon Communications Inc.	Call	47.00	09/18/26	1,352	6,354	76
Walmart Inc.	Call	130.00	08/21/26	405	5,265	28
Williams Companies, Inc., The	Call	75.00	07/17/26	214	1,605	30
Williams Companies, Inc., The	Call	75.00	08/21/26	171	1,283	51
Zoom Communications, Inc.	Call	100.00	09/18/26	223	2,230	75
						7,509

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Foreign Currency Options
AUD/USD Spot Rate	GSC	Call		0.69	07/06/26	776,600	AUD	777	6
AUD/USD Spot Rate	JPM	Call		0.73	07/06/26	1,553,200	AUD	1,553	—
USD/CLP Spot Rate	MSC	Call	CLP	940.00	07/09/26	703,000		703	2
USD/COP Spot Rate	BNP	Call	COP	4,150.00	08/11/26	957,000		957	—
USD/COP Spot Rate	BNP	Call	COP	3,900.00	07/09/26	958,000		958	—
USD/COP Spot Rate	GSC	Call	COP	3,900.00	07/09/26	956,000		956	—
USD/COP Spot Rate	MSC	Call	COP	4,050.00	07/16/26	293,000		293	—
USD/MXN Spot Rate	DUB	Call	MXN	17.60	08/20/26	1,072,000		1,072	13
USD/THB Spot Rate	HSB	Call	THB	33.00	07/02/26	1,177,000		1,177	8
USD/ZAR Spot Rate	BOA	Call	ZAR	17.00	07/06/26	349,200		349	—
AUD/USD Spot Rate	BNP	Put		0.68	07/16/26	37,200	AUD	37	—
AUD/USD Spot Rate	GSC	Put		0.71	07/02/26	982,000	AUD	982	18
EUR/USD Spot Rate	BNP	Put		1.13	07/23/26	1,247,000	EUR	1,247	2
EUR/USD Spot Rate	BOA	Put		1.17	07/02/26	18,279,906	EUR	18,280	506

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/BlackRock Global Allocation Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
EUR/USD Spot Rate	GSC	Put		1.15	07/08/26	1,498,000	EUR	1,498	8
EUR/USD Spot Rate	MSC	Put		1.14	07/02/26	10,645,250	EUR	10,645	11
EUR/USD Spot Rate	MSC	Put		1.14	07/30/26	2,054,000	EUR	2,054	8
USD/INR Spot Rate	HSB	Put	INR	92.40	01/08/27	979,500		980	2
USD/KRW Spot Rate	UBS	Put	KRW	1,450.00	07/23/26	1,184,000		1,184	—
USD/ZAR Spot Rate	DUB	Put	ZAR	16.30	07/06/26	698,400		698	2
									586
Index Options
Euro STOXX 600 Banks Price Index	BOA	Call	EUR	305.00	08/21/26	320	EUR	4,880	94
Nikkei 225 Index	BOA	Call	JPY	70,000.00	08/14/26	17	JPY	1,190,000	363
DUAL SPX P<7195.99 EUSA5<2.508	CIT	Put		7,195.99	09/18/26	738,604		53,150	34
DUAL SPX P<7195.99 EUSA5<2.588	CIT	Put		7,195.99	09/18/26	728,756		52,441	21
									512
Interest Rate Swaptions
U.S. SOFR, 07/15/28	GSC	Call		3.35	07/13/26	2,450,000		2,450	—
6M EURIBOR, 09/01/28	CIT	Put		2.90	08/28/26	66,524,000	EUR	66,524	56
Sterling Overnight Index Average Rate, 11/09/28	CIT	Put		5.50	11/09/26	35,699,000	GBP	35,699	8
U.S. SOFR, 08/31/28	CIT	Put		4.15	08/27/26	66,524,000		66,524	108
									172
Options on Securities
ASML Holding N.V.	BOA	Call	EUR	1,720.00	08/21/26	5	EUR	860	88
ASML Holding N.V.	BOA	Call	EUR	1,560.00	08/21/26	16	EUR	2,496	444
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	BOA	Call	EUR	84.00	08/21/26	25	EUR	1,050	21
									553

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
NASDAQ 100 Stock Index	Call	32,000.00	09/18/26	12	38,400	(833)
S&P 500 Index	Call	8,000.00	09/18/26	30	24,000	(107)
S&P 500 Index	Put	6,900.00	07/31/26	17	11,730	(29)
						(969)
Options on Securities
Alphabet Inc.	Call	450.00	09/18/26	79	3,555	(20)
Alphabet Inc.	Call	450.00	10/16/26	196	8,820	(81)
Alphabet Inc.	Put	330.00	09/18/26	73	2,409	(85)
Amazon.com, Inc.	Put	240.00	07/17/26	405	9,720	(314)
Amazon.com, Inc.	Put	220.00	08/21/26	662	14,564	(403)
Amazon.com, Inc.	Put	220.00	09/18/26	122	2,684	(98)
Apple Inc.	Put	260.00	08/21/26	200	5,200	(57)
Apple Inc.	Put	280.00	09/18/26	89	2,492	(85)
Apple Inc.	Put	245.00	09/18/26	299	7,326	(72)
Apple Inc.	Put	255.00	09/18/26	249	6,350	(92)
Broadcom Inc.	Put	350.00	09/18/26	61	2,135	(133)
Cadence Design Systems, Inc.	Call	450.00	08/21/26	48	2,160	(41)
Cadence Design Systems, Inc.	Call	460.00	09/18/26	69	3,174	(80)
Cameco Corporation	Call	150.00	09/18/26	77	1,155	(8)
Carrier Global Corporation	Put	65.00	09/18/26	172	1,118	(34)
Cisco Systems, Inc.	Call	100.00	07/17/26	183	1,830	(321)
Cisco Systems, Inc.	Call	115.00	09/18/26	259	2,979	(287)
Coreweave, Inc.	Call	195.00	09/18/26	57	1,112	(8)
Corning Incorporated	Call	260.00	09/18/26	200	5,200	(864)
Corning Incorporated	Put	150.00	09/18/26	300	4,500	(141)
Datadog, Inc.	Call	180.00	07/17/26	125	2,250	(1,012)
Datadog, Inc.	Call	220.00	09/18/26	164	3,608	(942)
Delta Air Lines, Inc.	Call	85.00	07/17/26	226	1,921	(221)
Delta Air Lines, Inc.	Call	90.00	09/18/26	350	3,150	(342)
Edwards Lifesciences Corporation	Call	100.00	09/18/26	287	2,870	(63)
Eli Lilly and Company	Call	1,240.00	09/18/26	39	4,836	(290)
Fifth Third Bancorp	Put	48.00	08/21/26	465	2,232	(20)
First Solar, Inc.	Call	280.00	09/18/26	37	1,036	(58)
Freeport-McMoRan Inc.	Call	80.00	09/18/26	430	3,440	(72)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Freeport-McMoRan Inc.	Put	55.00	07/17/26	119	655	(7)
Freeport-McMoRan Inc.	Put	60.00	08/21/26	179	1,074	(67)
Freeport-McMoRan Inc.	Put	55.00	08/21/26	466	2,563	(90)
GE Vernova Inc.	Call	1,400.00	09/18/26	7	980	(41)
General Electric Company	Call	340.00	07/17/26	53	1,802	(193)
General Electric Company	Call	350.00	09/18/26	85	2,975	(329)
General Electric Company	Call	340.00	09/18/26	28	952	(131)
Intel Corporation	Call	105.00	07/17/26	123	1,292	(441)
iShares China Large-Cap ETF	Call	42.00	07/17/26	2,893	12,151	—
iShares China Large-Cap ETF	Put	35.00	07/17/26	261	914	(88)
iShares Expanded Tech-Software Sector ETF	Put	85.00	07/17/26	1,006	8,551	(74)
iShares MSCI Emerging Markets ETF	Call	80.00	07/17/26	404	3,232	(1)
KLA Corporation	Call	232.00	09/18/26	40	928	(358)
KraneShares CSI China Internet ETF	Call	35.00	07/17/26	1,215	4,253	—
KraneShares CSI China Internet ETF	Call	38.00	09/18/26	1,157	4,397	(5)
KraneShares CSI China Internet ETF	Put	26.00	09/18/26	578	1,503	(141)
Lam Research Corporation	Call	400.00	08/21/26	115	4,600	(848)
Lam Research Corporation	Call	380.00	09/18/26	34	1,292	(326)
Lam Research Corporation	Call	390.00	09/18/26	92	3,588	(828)
Live Nation Entertainment, Inc.	Call	180.00	07/17/26	104	1,872	(71)
Live Nation Entertainment, Inc.	Call	190.00	09/18/26	153	2,907	(147)
Lumentum Holdings Inc.	Call	1,500.00	08/21/26	32	4,800	(47)
Meta Platforms, Inc.	Call	770.00	09/18/26	55	4,235	(21)
Meta Platforms, Inc.	Call	760.00	09/18/26	36	2,736	(15)
Meta Platforms, Inc.	Put	420.00	12/18/26	84	3,528	(90)
Micron Technology, Inc.	Call	680.00	07/17/26	28	1,904	(1,335)
Micron Technology, Inc.	Call	1,280.00	08/21/26	43	5,504	(497)
Micron Technology, Inc.	Call	900.00	09/18/26	59	5,310	(2,002)
Micron Technology, Inc.	Call	920.00	09/18/26	26	2,392	(843)
Micron Technology, Inc.	Call	1,400.00	09/18/26	26	3,640	(309)
Micron Technology, Inc.	Call	1,600.00	09/18/26	25	4,000	(189)
Micron Technology, Inc.	Call	2,000.00	09/18/26	40	8,000	(137)
Micron Technology, Inc.	Put	820.00	09/18/26	22	1,804	(116)
Micron Technology, Inc.	Put	650.00	09/18/26	20	1,300	(42)
Microsoft Corporation	Call	510.00	09/18/26	118	6,018	(27)
MongoDB, Inc.	Call	410.00	08/21/26	56	2,296	(62)
NVIDIA Corporation	Call	260.00	09/18/26	469	12,194	(98)
NVIDIA Corporation	Call	240.00	09/18/26	689	16,536	(289)
NVIDIA Corporation	Put	125.00	12/18/26	265	3,313	(45)
Palantir Technologies Inc.	Call	180.00	08/21/26	43	774	(3)
Palo Alto Networks, Inc.	Put	250.00	07/17/26	151	3,775	(2)
SPDR Gold Shares	Put	400.00	07/17/26	1,657	66,280	(5,271)
State Street SPDR S&P 500 ETF	Put	690.00	07/02/26	599	41,331	(2)
Tesla Inc.	Call	550.00	09/18/26	116	6,380	(81)
Tesla Inc.	Put	380.00	08/21/26	25	950	(29)
Texas Instruments Incorporated	Call	360.00	09/18/26	85	3,060	(113)
United Airlines Holdings, Inc.	Put	100.00	08/21/26	246	2,460	(21)
Valero Energy Corporation	Call	320.00	09/18/26	95	3,040	(39)
Verizon Communications Inc.	Put	38.00	09/18/26	1,352	5,138	(101)
Walmart Inc.	Put	110.00	08/21/26	405	4,455	(123)
Walt Disney Company, The	Put	90.00	09/18/26	537	4,833	(133)
Western Digital Corporation	Call	650.00	07/17/26	10	650	(47)
Western Digital Corporation	Put	450.00	07/17/26	10	450	(4)
Williams Companies, Inc., The	Call	85.00	09/18/26	118	1,003	(9)
Williams Companies, Inc., The	Put	65.00	07/17/26	214	1,391	(1)
Williams Companies, Inc., The	Put	65.00	08/21/26	171	1,112	(8)
Zoom Communications, Inc.	Put	80.00	09/18/26	223	1,784	(96)
						(22,677)

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Foreign Currency Options
AUD/USD Spot Rate	GSC	Call		0.73	07/06/26	1,553,200	AUD	1,553	—
AUD/USD Spot Rate	BNP	Put		0.68	07/16/26	37,200	AUD	37	—
EUR/BRL Spot Rate	BNP	Put	BRL	6.05	07/03/26	414,100	EUR	414	(11)
EUR/HUF Spot Rate	JPM	Call	HUF	380.00	11/11/26	508,000	EUR	508	(3)
EUR/USD Spot Rate	BOA	Put		1.14	07/02/26	18,279,906	EUR	18,280	(18)
EUR/USD Spot Rate	MSC	Put		1.17	07/02/26	10,645,250	EUR	10,645	(295)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/BlackRock Global Allocation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
USD/BRL Spot Rate	CIT	Put	BRL	5.25	08/31/26	588,000		588	(12)
USD/CLP Spot Rate	MSC	Call	CLP	975.00	08/10/26	703,000		703	(3)
USD/CNH Spot Rate	GSC	Call	CNH	6.78	07/30/26	789,000		789	(2)
USD/COP Spot Rate	BNP	Call	COP	3,900.00	07/09/26	957,000		957	—
USD/COP Spot Rate	BNP	Call	COP	4,150.00	08/06/26	479,000		479	—
USD/COP Spot Rate	CIT	Call	COP	3,500.00	09/18/26	479,000		479	(11)
USD/COP Spot Rate	GSC	Call	COP	4,150.00	08/11/26	478,000		478	—
USD/INR Spot Rate	BCL	Call	INR	96.00	07/23/26	423,300		423	(1)
USD/INR Spot Rate	BCL	Call	INR	95.00	08/14/26	1,077,000		1,077	(8)
USD/THB Spot Rate	HSB	Call	THB	33.50	07/02/26	588,500		589	—
USD/TWD Spot Rate	GSC	Call	TWD	31.95	07/30/26	717,000		717	(3)
USD/ZAR Spot Rate	DUB	Call	ZAR	17.00	07/06/26	349,200		349	—
									(367)
Index Options
Euro STOXX 600 Banks Price Index	BOA	Put	EUR	265.00	08/21/26	160	EUR	2,120	(21)

Interest Rate Swaptions
28-Day MEXIBOR, 02/27/31	BNP	Put		8.00	07/22/26	13,388,183	MXN	13,388	(4)
6M EURIBOR, 09/01/28	CIT	Put		3.20	08/28/26	133,048,000	EUR	133,048	(23)
6M EURIBOR, 10/19/28	CIT	Put		3.31	10/15/26	43,244,000	EUR	43,244	(16)
6M EURIBOR, 10/22/28	DUB	Put		3.20	10/20/26	79,839,000	EUR	79,839	(46)
6M EURIBOR, 11/10/36	GSC	Put		3.52	11/06/26	22,234,000	EUR	22,234	(43)
Sterling Overnight Index Average Rate, 11/09/28	CIT	Put		4.80	11/09/26	35,699,000	GBP	35,699	(31)
U.S. SOFR, 07/15/28	GSC	Call		3.05	07/13/26	3,680,000		3,680	—
U.S. SOFR, 08/31/28	CIT	Put		4.45	08/27/26	133,048,000		133,048	(70)
U.S. SOFR, 09/16/28	DUB	Put		3.80	09/14/26	27,908,000		27,908	(149)
U.S. SOFR, 12/20/29	DUB	Put		4.50	12/16/27	23,617,118		23,617	(90)
U.S. SOFR, 10/23/28	GSC	Put		3.85	10/21/26	102,922,000		102,922	(540)
U.S. SOFR, 09/22/29	GSC	Put		4.30	09/20/27	120,519,000		120,519	(532)
U.S. SOFR, 08/05/28	MSC	Put		3.70	08/03/26	86,245,000		86,245	(526)
U.S. SOFR, 10/14/56	MSC	Put		4.65	10/09/26	17,504,000		17,504	(59)
U.S. SOFR, 12/10/29	NSI	Put		4.00	12/08/27	46,997,896		46,998	(314)
									(2,443)
Options on Securities
ASML Holding N.V.	BOA	Put	EUR	1,360.00	08/21/26	5	EUR	680	(15)
ASML Holding N.V.	BOA	Put	EUR	1,320.00	08/21/26	16	EUR	2,112	(38)
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	BOA	Put	EUR	72.00	08/21/26	25	EUR	900	(20)
									(73)

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	CIT	07/22/26	ARS	200,252	133	(6)
ARS/USD	CIT	07/22/26	ARS	6,182	4	—
AUD/USD	HSB	07/24/26	AUD	1,495	1,035	(11)
AUD/USD	MSC	09/16/26	AUD	58,910	40,729	(518)
AUD/USD	GSC	09/17/26	AUD	450	311	1
BRL/EUR	HSB	09/16/26	EUR	(9,008)	(10,327)	169
BRL/USD	BCL	07/02/26	BRL	52,952	10,257	3
BRL/USD	BNP	07/02/26	BRL	855	166	2
BRL/USD	GSC	07/02/26	BRL	26,262	5,087	(88)
BRL/USD	BCL	08/04/26	BRL	25,340	4,869	(1)
BRL/USD	GSC	08/04/26	BRL	4,911	944	1
BRL/USD	HSB	09/16/26	BRL	12,264	2,332	14
CAD/USD	WFI	09/16/26	CAD	103,256	73,058	(1,316)
CHF/USD	BCL	09/16/26	CHF	5,960	7,439	(102)
CHF/USD	CIT	09/16/26	CHF	48,912	61,056	(839)
CLP/USD	HSB	07/24/26	CLP	1,487,909	1,614	(41)
CNY/USD	HSB	07/02/26	CNY	5,334	786	(3)
CNY/USD	BOA	07/24/26	CNY	19,407	2,865	(3)
CNY/USD	SGS	09/16/26	CNY	652,157	96,653	(184)
COP/USD	BOA	07/01/26	COP	642,128	188	1
COP/USD	MSC	07/01/26	COP	3,151,628	922	18
COP/USD	CIT	07/17/26	COP	4,475,841	1,305	101

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
COP/USD	RBC	07/17/26	COP	133,919	39	3
COP/USD	BCL	07/24/26	COP	3,274,629	953	8
CZK/USD	DUB	07/24/26	CZK	29,539	1,391	(5)
DKK/USD	BCL	09/16/26	DKK	110,600	16,977	(188)
EUR/CHF	UBS	09/16/26	CHF	(11,674)	(14,573)	24
EUR/HUF	RBS	07/24/26	HUF	(120,215)	(386)	3
EUR/USD	HSB	07/16/26	EUR	321	367	(13)
EUR/USD	HSB	07/16/26	EUR	12	13	—
EUR/USD	BCL	07/24/26	EUR	415	475	3
EUR/USD	BNP	07/24/26	EUR	831	950	2
EUR/USD	GSC	07/24/26	EUR	2,078	2,376	(2)
EUR/USD	BCL	09/16/26	EUR	67,510	77,387	(909)
EUR/USD	BCL	09/16/26	EUR	2,628	3,013	—
EUR/USD	CBA	09/16/26	EUR	7,050	8,080	(115)
EUR/USD	RBS	09/16/26	EUR	2,548	2,921	(43)
GBP/EUR	JPM	09/16/26	EUR	(5,396)	(6,186)	16
GBP/USD	BCL	09/16/26	GBP	35,436	47,005	(421)
GBP/USD	TDB	09/16/26	GBP	1,373	1,822	9
GBP/USD	UBS	09/16/26	GBP	1,596	2,117	(27)
HKD/USD	BNP	09/16/26	HKD	1,744	223	—
HUF/USD	HSB	07/24/26	HUF	1,089,197	3,494	(31)
HUF/USD	CIT	09/16/26	HUF	1,060,639	3,397	(24)
IDR/USD	HSB	09/17/26	IDR	64,356,372	3,576	(3)
INR/USD	BOA	07/06/26	INR	716	8	—
INR/USD	CIT	07/06/26	INR	23,792	251	2
INR/USD	BCL	07/13/26	INR	11,566	122	(1)
INR/USD	BOA	07/13/26	INR	993	10	—
INR/USD	GSC	07/13/26	INR	21,149	223	(1)
INR/USD	BNP	07/24/26	INR	243,519	2,568	(9)
INR/USD	BCL	09/16/26	INR	258,519	2,714	25
JPY/EUR	RBS	09/16/26	EUR	(17,178)	(19,691)	(58)
JPY/USD	BCL	09/16/26	JPY	1,244,369	7,701	(89)
JPY/USD	HSB	09/16/26	JPY	629,880	3,898	(25)
JPY/USD	JPM	09/16/26	JPY	30,167,060	186,700	(2,732)
JPY/USD	RBS	09/16/26	JPY	378,811	2,344	(34)
JPY/USD	SGS	09/16/26	JPY	573,861	3,552	(51)
KRW/USD	CIT	07/24/26	KRW	1,033,535	667	(4)
KRW/USD	BCL	09/16/26	KRW	15,997,344	10,343	(200)
MXN/EUR	GSC	09/17/26	EUR	(8,976)	(10,289)	83
MXN/USD	CIT	07/24/26	MXN	8,152	465	(1)
MXN/USD	UBS	07/24/26	MXN	42,055	2,400	(20)
MXN/USD	MSC	08/18/26	MXN	48,031	2,736	185
MXN/USD	BNP	09/17/26	MXN	39,113	2,222	(7)
MYR/USD	BCL	07/24/26	MYR	18,954	4,651	46
NGN/USD	CIT	07/28/26	NGN	273,811	195	12
NOK/CHF	GSC	09/16/26	CHF	(11,599)	(14,479)	(466)
NZD/USD	GSC	09/16/26	NZD	2,414	1,374	(32)
PEN/USD	DUB	07/24/26	PEN	1,624	475	(1)
PEN/USD	CIT	08/12/26	PEN	5,306	1,550	—
PHP/USD	BNP	07/24/26	PHP	23,154	377	(4)
PHP/USD	CIT	07/24/26	PHP	28,370	462	(5)
PHP/USD	BOA	08/24/26	PHP	25,896	422	(4)
PHP/USD	DUB	08/24/26	PHP	80,955	1,318	(7)
PLN/USD	HSB	07/24/26	PLN	8,237	2,189	(12)
PLN/USD	CIB	08/24/26	PLN	392	104	—
PLN/USD	CIB	09/16/26	PLN	18,191	4,835	(107)
PLN/USD	GSC	09/16/26	PLN	5,975	1,588	(33)
SEK/USD	BCL	09/16/26	SEK	19,259	1,995	(39)
SEK/USD	GSC	09/16/26	SEK	96,249	9,969	(224)
SGD/USD	GSC	09/16/26	SGD	7,160	5,565	(36)
THB/USD	HSB	07/24/26	THB	127,913	3,858	(52)
TRY/USD	BNP	08/24/26	TRY	20,219	415	2
TRY/USD	MSC	08/24/26	TRY	19,249	395	2
TRY/USD	BCL	09/16/26	TRY	114,217	2,303	36
TWD/USD	UBS	09/16/26	TWD	559,822	17,653	2
USD/AUD	MSC	07/24/26	AUD	(848)	(587)	2
USD/AUD	MSC	09/16/26	AUD	(3,558)	(2,460)	31
USD/AUD	BCL	09/17/26	AUD	(310)	(214)	4
USD/AUD	BNP	09/17/26	AUD	(1,166)	(806)	9
USD/AUD	BOA	09/17/26	AUD	(1,166)	(806)	9
USD/BRL	BCL	07/02/26	BRL	(25,145)	(4,871)	(2)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/BRL	CIT	07/02/26	BRL	(2,452)	(475)	(5)
USD/BRL	GSC	07/02/26	BRL	(52,889)	(10,245)	178
USD/BRL	BCL	08/04/26	BRL	(52,980)	(10,179)	1
USD/BRL	BNP	09/16/26	BRL	(44,445)	(8,451)	(40)
USD/BRL	MSC	09/16/26	BRL	(17,895)	(3,403)	(8)
USD/BRL	GSC	04/02/27	BRL	(4,920)	(897)	—
USD/CAD	WFI	07/24/26	CAD	(1,713)	(1,209)	3
USD/CAD	BNP	09/16/26	CAD	(8,367)	(5,920)	106
USD/CHF	BCL	09/16/26	CHF	(5,408)	(6,750)	92
USD/CLP	CIT	07/24/26	CLP	(546,061)	(592)	2
USD/CLP	GSC	09/02/26	CLP	(466,290)	(506)	15
USD/CLP	HSB	09/02/26	CLP	(559,558)	(607)	21
USD/CLP	MSC	09/02/26	CLP	(195,846)	(213)	8
USD/CLP	CIT	10/09/26	CLP	(561,536)	(609)	22
USD/CLP	MSC	10/09/26	CLP	(465,348)	(504)	19
USD/CNY	DUB	07/02/26	CNY	(380)	(56)	—
USD/CNY	GSC	07/02/26	CNY	(2,451)	(361)	(1)
USD/CNY	SCB	07/02/26	CNY	(2,535)	(374)	(1)
USD/CNY	DUB	08/24/26	CNY	(4,838)	(716)	3
USD/COP	BOA	07/01/26	COP	(642,128)	(188)	(13)
USD/COP	MSC	07/01/26	COP	(3,151,628)	(922)	(18)
USD/COP	CIT	07/07/26	COP	(1,421,247)	(416)	(40)
USD/COP	DUB	07/07/26	COP	(473,118)	(138)	(15)
USD/COP	CIT	07/24/26	COP	(769,505)	(224)	(3)
USD/COP	CIT	07/24/26	COP	(525,950)	(153)	—
USD/COP	BOA	08/24/26	COP	(367,679)	(106)	(1)
USD/COP	CIT	08/24/26	COP	(10,754,334)	(3,107)	(15)
USD/COP	CIT	09/16/26	COP	(4,822,046)	(1,385)	(18)
USD/CZK	CIT	08/24/26	CZK	(2,410)	(113)	(1)
USD/CZK	DUB	08/24/26	CZK	(3,860)	(182)	(1)
USD/CZK	SGS	08/24/26	CZK	(3,111)	(147)	3
USD/CZK	UBS	08/24/26	CZK	(1,887)	(89)	—
USD/EGP	MSC	08/20/26	EGP	(7,036)	(140)	(12)
USD/EUR	BNP	07/16/26	EUR	(1,144)	(1,307)	47
USD/EUR	BNY	07/16/26	EUR	(232)	(266)	8
USD/EUR	DUB	07/16/26	EUR	(99)	(114)	3
USD/EUR	GSC	07/16/26	EUR	(169)	(194)	4
USD/EUR	CIB	07/24/26	EUR	(2,473)	(2,828)	(2)
USD/EUR	CIB	07/24/26	EUR	(2,004)	(2,292)	—
USD/EUR	BCL	09/16/26	EUR	(59,296)	(67,971)	797
USD/EUR	BNP	09/16/26	EUR	(3,220)	(3,691)	8
USD/EUR	DUB	09/16/26	EUR	(2,969)	(3,403)	50
USD/EUR	GSC	09/16/26	EUR	(4,773)	(5,472)	(5)
USD/EUR	HSB	09/16/26	EUR	(1,979)	(2,268)	10
USD/GBP	RBC	07/24/26	GBP	(486)	(645)	(1)
USD/GBP	BCL	09/16/26	GBP	(28,924)	(38,366)	343
USD/GBP	MSC	09/16/26	GBP	(1,214)	(1,610)	8
USD/HKD	BNP	09/16/26	HKD	(201,957)	(25,821)	32
USD/HUF	RBS	08/24/26	HUF	(801,230)	(2,568)	79
USD/HUF	UBS	08/24/26	HUF	(56,300)	(180)	(1)
USD/HUF	HSB	09/16/26	HUF	(126,196)	(404)	4
USD/IDR	BCL	08/24/26	IDR	(60,529,099)	(3,370)	39
USD/IDR	HSB	09/16/26	IDR	(91,958,236)	(5,111)	(22)
USD/INR	BCL	09/16/26	INR	(44,525)	(467)	(4)
USD/JPY	WFI	07/24/26	JPY	(139,299)	(858)	5
USD/JPY	TDB	09/16/26	JPY	(710,356)	(4,396)	25
USD/JPY	UBS	09/16/26	JPY	(725,100)	(4,488)	18
USD/KRW	BCL	09/16/26	KRW	(3,718,233)	(2,404)	46
USD/MXN	HSB	08/18/26	MXN	(48,031)	(2,736)	(41)
USD/MXN	UBS	08/24/26	MXN	(145,817)	(8,300)	135
USD/MXN	BNP	09/17/26	MXN	(192,429)	(10,933)	32
USD/MXN	HSB	09/17/26	MXN	(5,640)	(320)	1
USD/NOK	BCL	09/16/26	NOK	(120,087)	(12,119)	539
USD/PEN	CIT	08/24/26	PEN	(3,694)	(1,079)	12
USD/PHP	BCL	08/24/26	PHP	(214,512)	(3,492)	60
USD/PHP	BOA	09/01/26	PHP	(3,668)	(60)	—
USD/PHP	CIT	09/01/26	PHP	(9,035)	(147)	(1)
USD/PHP	DUB	09/01/26	PHP	(56,571)	(920)	(7)
USD/PLN	JPM	07/24/26	PLN	(2,649)	(704)	4
USD/PLN	WFI	08/24/26	PLN	(22,149)	(5,888)	166
USD/SGD	JPM	09/17/26	SGD	(248)	(192)	2
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/THB	BCL	07/24/26	THB	(11,942)	(360)	(3)
USD/THB	CIT	07/24/26	THB	(18,375)	(554)	(5)
USD/TWD	DUB	09/16/26	TWD	(184,416)	(5,815)	(39)
USD/UYU	HSB	08/24/26	UYU	(11,545)	(287)	(1)
USD/ZAR	BOA	08/24/26	ZAR	(16,698)	(1,015)	13
USD/ZAR	CIB	08/24/26	ZAR	(125,482)	(7,626)	97
USD/ZAR	BCL	09/16/26	ZAR	(42,742)	(2,593)	(22)
USD/ZAR	JPM	09/16/26	ZAR	(5,294)	(321)	(3)
ZAR/EUR	CIB	09/16/26	EUR	(6,088)	(6,978)	162
ZAR/USD	CIB	07/24/26	ZAR	44,521	2,713	8
ZAR/USD	CIT	07/24/26	ZAR	9,784	596	—
ZAR/USD	BCL	09/16/26	ZAR	32,682	1,983	17
					386,253	(5,423)

JNL/BlackRock Global Allocation Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	BCL	13.33	(A)	01/02/29	BRL	1,021	—	(4)
BRAZIBOR (A)	Paying	BCL	14.03	(A)	01/02/29	BRL	2,269	—	(1)
BRAZIBOR (A)	Paying	BCL	13.34	(A)	01/02/29	BRL	4,562	—	(19)
BRAZIBOR (A)	Paying	BCL	13.00	(A)	01/02/29	BRL	18,531	—	(103)
BRAZIBOR (A)	Paying	BNP	10.12	(A)	01/04/27	BRL	150	—	(3)
BRAZIBOR (A)	Paying	BNP	10.03	(A)	01/04/27	BRL	19,707	—	(352)
BRAZIBOR (A)	Paying	BNP	10.12	(A)	01/04/27	BRL	26,802	—	(464)
BRAZIBOR (A)	Paying	BOA	9.97	(A)	01/04/27	BRL	22,621	—	(405)
BRAZIBOR (A)	Paying	BOA	10.12	(A)	01/04/27	BRL	27,934	—	(484)
BRAZIBOR (A)	Paying	BOA	12.95	(A)	01/02/29	BRL	10,350	—	(60)
BRAZIBOR (A)	Paying	BOA	13.00	(A)	01/02/29	BRL	12,045	—	(67)
BRAZIBOR (A)	Paying	BOA	13.12	(A)	01/02/29	BRL	48,379	—	(244)
Chilean Interbank Rate (S)	Receiving	BNP	5.42	(S)	06/17/36	CLP	153,229	—	(4)
Chilean Interbank Rate (S)	Receiving	GSC	4.44	(S)	12/17/27	CLP	1,530,952	—	—
Chilean Interbank Rate (S)	Receiving	GSC	4.81	(S)	06/17/28	CLP	620,319	—	(5)
Chilean Interbank Rate (S)	Receiving	GSC	4.82	(S)	06/17/28	CLP	2,202,693	—	(18)
Chilean Interbank Rate (S)	Receiving	JPM	5.02	(S)	12/17/27	CLP	474,560	—	(4)
Chilean Interbank Rate (S)	Receiving	JPM	5.35	(S)	06/17/36	CLP	47,498	—	(1)
Colombian Interbank Rate (A)	Receiving	BCL	8.07	(A)	09/17/26	COP	115,948	—	1
Colombian Interbank Rate (Q)	Receiving	BCL	7.25	(Q)	09/25/26	COP	257,662	—	1
Colombian Interbank Rate (Q)	Paying	HSB	11.20	(Q)	09/16/28	COP	1,215,394	—	2
Colombian Interbank Rate (Q)	Paying	MSC	12.24	(Q)	06/17/28	COP	1,915,943	—	12
Colombian Interbank Rate (Q)	Receiving	MSC	11.83	(Q)	06/17/30	COP	1,059,743	—	(15)
								—	(2,237)

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Boeing Company, The (Q)	DUB	N/A	1.00	12/20/28	1,300	(19)	(7)	(12)
Boeing Company, The (Q)	JPM	N/A	1.00	06/20/29	1,300	(22)	16	(38)
DXC Technology Company (Q)	JPM	N/A	5.00	06/20/29	112	(11)	(13)	2
DXC Technology Company (Q)	JPM	N/A	5.00	12/20/30	225	(21)	(33)	12
Southwest Airlines Co. (Q)	GSC	N/A	1.00	06/20/31	1,260	(7)	19	(26)
UBS Group AG (Q)	JPM	N/A	1.00	06/20/28	1,273	(20)	37	(57)
					5,470	(100)	19	(119)
Credit default swap agreements - sell protection
ITRAXX.EUR.XO.42.V4 (Q)	BNP	2.48	5.00	12/20/29	(665)	57	38	19
ITRAXX.EUR.XO.42.V4 (Q)	BNP	2.48	5.00	12/20/29	(665)	56	37	19
ITRAXX.EUR.XO.42.V4 (Q)	BNP	0.95	5.00	12/20/29	(1,293)	178	142	36
Albion Financing 2 S.a r.l. (Q)	BOA	2.22	5.00	06/20/31	(150)	19	16	3
Forvia (Q)	JPM	2.32	5.00	12/20/30	(183)	20	16	4
Eutelsat S.A. (Q)	BNP	1.36	5.00	12/20/30	(332)	50	39	11
Eutelsat S.A. (Q)	JPM	1.36	5.00	12/20/30	(383)	58	47	11
Altice France (Q)	JPM	1.81	5.00	06/20/27	(817)	27	19	8
Altice France (Q)	JPM	1.89	5.00	12/20/27	(322)	15	14	1
Altice France (Q)	MSC	1.81	5.00	06/20/27	(282)	9	8	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Altice France (Q)	MSC	1.89	5.00	12/20/27	(205)	10	8	2
TeamSystem S.p.A. (Q)	BOA	3.74	5.00	06/20/31	(183)	10	6	4
Virgin Media Inc. (Q)	GSC	4.74	5.00	12/20/28	(228)	2	17	(15)
Virgin Media Finance PLC (Q)	JPM	4.74	5.00	12/20/28	(370)	3	29	(26)
Vistra Operations Company LLC (Q)	JPM	0.89	5.00	12/20/30	(65)	11	12	(1)
Vistra Operations Company LLC (Q)	JPM	0.89	5.00	12/20/30	(120)	20	23	(3)
Zegona Finance PLC (Q)	JPM	1.67	5.00	06/20/31	(239)	36	32	4
ZF Friedrichshafen AG (Q)	DUB	1.76	5.00	12/20/28	(335)	26	23	3
Vodafoneziggo Employment B.V. (Q)	DUB	4.92	5.00	12/20/30	(425)	2	11	(9)
Ziggo Bond Company B.V. (Q)	GSC	4.92	5.00	12/20/30	(375)	2	6	(4)
					(7,637)	611	543	68

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
ABN AMRO Bank N.V. (MT)	BOA	OBFR +0.00% (M)	TBD	65,498		2,742	42
Adecco Group AG (MT)	BOA	OBFR -0.26% (M)	TBD	(113)		(2)	—
Adobe Inc. (MT)	BCL	OBFR +0.00% (M)	TBD	(6,037)		(1,201)	(37)
Advanced Energy Industries, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(177)		(54)	(12)
Airtel Africa PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(152,574)		(707)	36
Alamos Gold Inc (MT)	BOA	OBFR -0.20% (M)	TBD	(10,900)		(348)	17
Alexandria Real Estate Equities, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(8,786)		(446)	(25)
ALFA, S.A.B. de C.V. (MT)	BOA	OBFR -0.85% (M)	TBD	(182,378)		(164)	(3)
ALFA, S.A.B. de C.V. (MT)	JPM	OBFR -0.50% (M)	TBD	(40,316)		(36)	(1)
Alibaba Group Holding Limited (MT)	JPM	HONIA +0.30% (M)	TBD	8,500	HKD	1,010	(26)
Allegion Public Limited Company (MT)	BOA	OBFR -0.15% (M)	TBD	(5,095)		(670)	(47)
Alstom (MT)	BOA	OBFR -0.26% (M)	TBD	(37,464)		(695)	43
AMC Networks, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	28,632		277	8
Amcor Pty Ltd (MT)	BOA	OBFR +0.20% (M)	TBD	8,911		362	24
AMS-Osram AG (MT)	JPM	SARON +0.26% (M)	TBD	1,342	CHF	24	—
Anheuser-Busch InBev (MT)	BOA	OBFR -0.26% (M)	TBD	(36,125)		(2,929)	(42)
Annaly Capital Management, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	7,727		162	16
Ares Management Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(9,439)		(1,188)	125
ASX Limited (MT)	JPM	OBFR -0.19% (M)	TBD	(19,641)		(682)	(43)
Axon Enterprise, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,863)		(1,180)	(425)
BAE Systems PLC (MT)	JPM	SONIA -0.25% (M)	TBD	(4,362)	GBP	(85)	5
Baidu, Inc. (MT)	JPM	HONIA +0.30% (M)	TBD	8,800	HKD	1,021	(6)
Barratt Redrow PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(173,887)		(614)	(34)
Barry Callebaut AG (MT)	JPM	OBFR -0.47% (M)	TBD	(544)		(762)	10
Baxter International Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(96,330)		(1,894)	(160)
BeOne Medicines AG (MT)	BOA	OBFR -0.05% (M)	TBD	(50,300)		(1,034)	(60)
Berkeley Group Holdings PLC, The (MT)	BOA	OBFR -0.25% (M)	TBD	(16,026)		(742)	(2)
Best Buy Co., Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(20,852)		(1,585)	(22)
Bilibili Inc (MT)	JPM	HONIA +0.15% (M)	TBD	3,160	HKD	454	(5)
Boliden AB (MT)	BOA	OBFR -0.26% (M)	TBD	(12,879)		(761)	37
Brandywine Realty Trust (MT)	JPM	OBFR -0.15% (M)	TBD	(813)		(3)	—
Brenntag SE (MT)	JPM	OBFR -0.26% (M)	TBD	(3,016)		(191)	8
Brenntag SE (MT)	BOA	OBFR -0.26% (M)	TBD	(5,577)		(343)	4
Builders FirstSource, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(8,658)		(670)	(105)
Bunge Global S.A. (MT)	BOA	OBFR -0.15% (M)	TBD	(6,452)		(718)	30
Campbell's Company, The (MT)	BOA	OBFR -0.15% (M)	TBD	(8,032)		(164)	(15)
Carnival Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(56,581)		(1,708)	93
Cathay Pacific Airways Limited (MT)	JPM	HONIA -0.75% (M)	TBD	(138,000)	HKD	(1,647)	(19)
Chailease Holding Company Limited (MT)	BOA	OBFR -0.35% (M)	TBD	(175,025)		(653)	6
Chailease Holding Company Limited (MT)	JPM	OBFR -0.89% (M)	TBD	(12,000)		(44)	—
Charles River Laboratories International, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,654)		(482)	(120)
China Merchants Bank Co., Ltd. (MT)	BOA	OBFR -0.30% (M)	TBD	(70,500)		(420)	15
China Railway Group Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(559,000)		(256)	19

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
China Resources Power Holdings Company Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(1,866)		(5)	1
China Resources Power Holdings Company Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(222,511)		(517)	15
Cirsa Enterprises SA (MT)	JPM	ESTR +0.26% (M)	TBD	14,252	EUR	177	—
Citigroup Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	28,290		4,062	(108)
CMOC Group Limited (MT)	JPM	HONIA -0.30% (M)	TBD	(21,000)	HKD	(356)	3
Cochlear Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(4,296)		(344)	(16)
Comcast Corporation (MT)	BOA	ESTR +0.26% (M)	TBD	(60,721)		(1,381)	(109)
Comfort Systems USA, Inc. (MT)	BOA	OBFR -0.30% (M)	TBD	(1,335)		(2,754)	110
Community Financial System, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(2,756)		(176)	(10)
Constellation Brands, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(3,141)		(444)	8
Constellation Software Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(166)		(345)	33
Continental Aktiengesellschaft (MT)	BOA	OBFR -0.26% (M)	TBD	(4,069)		(342)	6
Corning Incorporated (MT)	JPM	OBFR -0.15% (M)	TBD	(569)		(107)	(39)
Corpay Inc (MT)	BOA	OBFR -0.15% (M)	TBD	(8,312)		(2,886)	118
Cosan S.A. (MT)	JPM	OBFR -0.15% (M)	TBD	(254,761)		(169)	(13)
Cosan S.A. (MT)	BOA	OBFR -0.30% (M)	TBD	(668,038)		(475)	(2)
Croda International Public Limited Company (MT)	BOA	OBFR -0.25% (M)	TBD	(9,645)		(398)	11
Crown Castle Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(12,476)		(1,037)	77
CSG N.V. (MT)	JPM	HONIA +0.26% (M)	TBD	39,898	EUR	584	(84)
CVB Financial Corp. (MT)	JPM	OBFR -0.15% (M)	TBD	(7,016)		(144)	(14)
Davide Campari-Milano N.V. (MT)	BOA	OBFR -0.26% (M)	TBD	(64,311)		(404)	4
Delivery Hero SE (MT)	BOA	OBFR -0.26% (M)	TBD	(34,918)		(1,458)	22
Derayah Financial (MT)	JPM	OBFR +0.75% (M)	TBD	14,191		85	(1)
Descartes Systems Group Inc., The (MT)	BOA	OBFR -0.20% (M)	TBD	(15,796)		(1,051)	(42)
Diageo PLC (MT)	BOA	OBFR -0.10% (M)	TBD	(81,670)		(1,643)	(1)
DiaSorin S.p.A. (MT)	BOA	OBFR +0.26% (M)	TBD	220		16	1
DMG Mori Co., Ltd. (MT)	BOA	OBFR -0.25% (M)	TBD	(81)		(2)	—
Domino's Pizza, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,179)		(643)	(1)
DPC Holdings Limited (MT)	BCL	OBFR -0.15% (M)	TBD	(1,727)		(83)	(1)
E Ink Holdings Inc. (MT)	JPM	OBFR -1.34% (M)	TBD	(7,000)		(44)	(3)
E Ink Holdings Inc. (MT)	BOA	OBFR -1.75% (M)	TBD	(61,000)		(392)	(23)
Eagle Bancorp, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	5,166		142	5
Eaglerock Land, LLC (MT)	BCL	OBFR -4.50% (M)	TBD	(9,907)		(205)	(6)
Eastroc Beverage(Group) Co., Ltd. (MT)	JPM	HONIA +0.30% (M)	TBD	6,630	HKD	873	(21)
Emirates Integrated Telecommunications Company PJSC (MT)	JPM	OBFR +0.75% (M)	TBD	148,124		476	(17)
Entain plc (MT)	BOA	OBFR -0.25% (M)	TBD	(67,059)		(486)	(11)
Equinox Gold Corp. (MT)	BOA	OBFR -0.20% (M)	TBD	(47,844)		(487)	21
Everest Group, Ltd. (MT)	BOA	OBFR -0.15% (M)	TBD	(4,863)		(1,653)	(91)
Expand Energy Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(32,473)		(2,872)	(87)
Expeditors International of Washington, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(1,958)		(318)	(1)
F5, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(8,947)		(3,501)	(219)
Ferrari N.V. (MT)	JPM	ESTR +0.26% (M)	TBD	481	EUR	150	9
Fervo Energy Company (MT)	BCL	OBFR -1.00% (M)	TBD	(71,398)		(2,596)	510
Fiat Chrysler Automobiles N.V. (MT)	BOA	OBFR -0.26% (M)	TBD	(126,879)		(821)	95
Fiat Chrysler Automobiles N.V. (MT)	JPM	ESTR -0.26% (M)	TBD	(262,859)	EUR	(1,505)	216
Flagstar Bank, National Association (MT)	JPM	OBFR +0.20% (M)	TBD	91,333		1,287	76
Flutter Entertainment Public Limited Company (MT)	JPM	OBFR -0.15% (M)	TBD	(16,366)		(1,750)	80
Fubon Financial Holding Co., Ltd. (MT)	BOA	OBFR -0.75% (M)	TBD	(114,000)		(485)	21
Fujikura Ltd. (MT)	BOA	OBFR -0.15% (M)	TBD	(12,200)		(465)	(15)
Gen Digital Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(42,283)		(981)	(71)
Generac Holdings Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(290)		(86)	1
General Mills, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(46,295)		(1,611)	1
General Motors Company (MT)	BOA	OBFR -0.15% (M)	TBD	(12,268)		(971)	26
Global Payments Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(24,944)		(1,673)	(136)
Global Unichip Corp. (MT)	BOA	OBFR -1.50% (M)	TBD	(4,000)		(602)	(26)
Grifols, S.A. (MT)	BOA	OBFR -0.26% (M)	TBD	(41,796)		(432)	—
Groupe WSP Global Inc. (MT)	BOA	OBFR -0.20% (M)	TBD	(3,352)		(412)	(4)
Guangdong Huayan Robotics (MT)	JPM	HONIA +0.30% (M)	TBD	1,200	HKD	24	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
H & M Hennes & Mauritz AB (MT)	BOA	OBFR -0.75% (M)	TBD	(15,739)		(273)	3
H & M Hennes & Mauritz AB (MT)	JPM	OBFR -0.66% (M)	TBD	(41,890)		(729)	10
Hankyu Hanshin Holdings, Inc. (MT)	BOA	OBFR -0.10% (M)	TBD	(23,800)		(623)	(3)
Hermes International (MT)	JPM	ESTR +0.26% (M)	TBD	94	EUR	154	(5)
HOCHTIEF Aktiengesellschaft (MT)	JPM	OBFR -0.26% (M)	TBD	(1,357)		(774)	(13)
HUTCHMED (China) Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(18,000)		(40)	1
HUTCHMED (China) Limited (MT)	BOA	OBFR -0.65% (M)	TBD	(43,000)		(87)	(5)
IAMGOLD Corporation (MT)	BOA	OBFR -0.20% (M)	TBD	(17,602)		(297)	18
Iberdrola, Sociedad Anonima (MT)	JPM	OBFR +0.26% (M)	TBD	406		9	1
Iluka Resources Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(99,501)		(523)	34
IMCD N.V. (MT)	BOA	OBFR -0.26% (M)	TBD	(6,209)		(581)	21
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (MT)	JPM	OBFR -0.85% (M)	TBD	(3,207)		(25)	2
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (MT)	BOA	OBFR -0.26% (M)	TBD	(26,085)		(188)	5
InPost S.A. (MT)	BOA	OBFR -0.26% (M)	TBD	(45,239)		(796)	(1)
Interactive Brokers Group, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(33,079)		(3,189)	312
International Flavors & Fragrances Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(24,000)		(1,823)	(87)
International Paper Company (MT)	JPM	OBFR -0.25% (M)	TBD	(14,838)		(485)	(82)
International Paper Company (MT)	BOA	OBFR -0.15% (M)	TBD	(96,701)		(3,567)	(115)
Intertek Group PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(17,522)		(1,345)	(16)
iShares Expanded Tech-Software Sector ETF (MT)	BCL	OBFR -0.63% (M)	TBD	(20,725)		(1,809)	(67)
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	BOA	OBFR -1.30% (M)	TBD	(30,826)		(2,464)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF (MT)	JPM	OBFR -0.81% (M)	TBD	(32,765)		(3,541)	(28)
Ivanhoe Mines Ltd (MT)	JPM	OBFR -0.25% (M)	TBD	(119,463)		(984)	50
Japan Steel Works, Ltd., The (MT)	BOA	OBFR -0.13% (M)	TBD	(22,800)		(1,148)	55
JD Sports Fashion PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(510,971)		(560)	(15)
JD Sports Fashion PLC (MT)	JPM	OBFR -0.25% (M)	TBD	(56,619)		(63)	—
JD.com, Inc. (MT)	JPM	HONIA +0.30% (M)	TBD	8,300	HKD	942	(14)
Johnson Controls International Public Limited Company (MT)	BOA	OBFR -0.15% (M)	TBD	(31,842)		(4,719)	56
JX Advanced Metals Corporation (MT)	JPM	MUTAN -0.25% (M)	TBD	(60,100)	JPY	(223,904)	(285)
Kobayashi Pharmaceutical Co., Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(4,100)		(135)	(3)
Kuaishou Technology (MT)	JPM	HONIA +1.00% (M)	TBD	9,900	HKD	437	(2)
LANXESS Aktiengesellschaft (MT)	JPM	OBFR +0.00% (M)	TBD	(18,393)	EUR	(280)	2
Leidos Holdings, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(11,962)		(1,247)	13
Les Vetements de Sport Gildan Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(6,749)		(381)	34
Les Vetements de Sport Gildan Inc. (MT)	BOA	OBFR -0.20% (M)	TBD	(33,746)		(1,758)	19
LG Chem, Ltd. (MT)	BOA	OBFR -0.35% (M)	TBD	(1,359)		(341)	19
Li Auto Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(330,600)		(2,128)	191
Lululemon Athletica Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(15,821)		(1,838)	34
Lululemon Athletica Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(44,514)		(4,695)	(385)
LVMH Moet Hennessy Louis Vuitton (MT)	JPM	ESTR +0.26% (M)	TBD	646	EUR	312	1
Lynas Rare Earths Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(39,502)		(482)	(16)
M3, Inc. (MT)	BOA	OBFR -0.10% (M)	TBD	(44,700)		(471)	(28)
MatsukiyoCocokara & Co. (MT)	BOA	OBFR -0.25% (M)	TBD	(32,700)		(471)	(12)
Meituan (MT)	BOA	OBFR +0.30% (M)	TBD	48,300		444	(20)
Mercari, Inc. (MT)	BOA	OBFR -0.25% (M)	TBD	(78,298)		(1,919)	(59)
Mercari, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(34)		(1)	—
Mitsui O.S.K. Lines, Ltd. (MT)	BOA	OBFR -0.13% (M)	TBD	(11,700)		(383)	1
MMG Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(416,000)		(439)	67
Mosaic Company, The (MT)	BOA	OBFR -0.15% (M)	TBD	(103,646)		(2,280)	86
Nebius Group N.V. (MT)	BOA	OBFR -0.43% (M)	TBD	(7,074)		(2,006)	54
NetEase, Inc. (MT)	JPM	OBFR +0.30% (M)	TBD	4,600	HKD	863	9
Nexi Spa (MT)	BOA	OBFR -1.00% (M)	TBD	(48,482)		(199)	3
Nike, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(85,380)		(3,688)	138
Ningbo Joyson Electronic Corp. (MT)	JPM	OBFR +0.30% (M)	TBD	28,000	HKD	443	(10)
Nippon Steel Corporation (MT)	JPM	MUTAN -0.25% (M)	TBD	(50,000)	JPY	(26,940)	(5)
Nippon Steel Corporation (MT)	BCL	MUTAN -0.25% (M)	TBD	(64,100)	JPY	(36,043)	3
Northern Star Resources Ltd (MT)	JPM	OBFR -0.25% (M)	TBD	(95,927)		(1,303)	45
OHB Sweden AB (MT)	BOA	ESTR +0.26% (M)	TBD	1,276	EUR	383	(26)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
Omnicom Group Inc. (MT)	BOA	OBFR -0.26% (M)	TBD	(21,669)		(1,572)	(22)
ON Semiconductor Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(5,306)		(698)	197
Pagaya Technologies, Ltd. (MT)	JPM	OBFR -0.15% (M)	TBD	(11,809)		(180)	(35)
Pagaya Technologies, Ltd. (MT)	BCL	OBFR -0.15% (M)	TBD	(54,344)		(820)	(171)
Panasonic Holdings Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(64,800)		(1,760)	(49)
Pandora A/S (MT)	BOA	OBFR -0.26% (M)	TBD	(7,565)		(741)	(128)
Paramount Skydance Corporation (MT)	JPM	OBFR +0.20% (M)	TBD	5,333		55	(3)
PayPal Holdings, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(52,357)		(2,218)	(46)
Pernod Ricard (MT)	JPM	OBFR -0.26% (M)	TBD	(5,510)		(350)	(51)
Pernod Ricard (MT)	JPM	OBFR -0.26% (M)	TBD	(16,863)	EUR	(1,069)	(6)
Pernod Ricard (MT)	BOA	OBFR +0.00% (M)	TBD	(13,660)		(992)	(2)
Planet Fitness, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(19,589)		(987)	(33)
POSCO Future M Co., Ltd. (MT)	BOA	OBFR -1.00% (M)	TBD	(1,803)		(225)	19
POSCO Future M Co., Ltd. (MT)	JPM	OBFR -1.23% (M)	TBD	(2,324)		(284)	17
Postal Savings Bank of China Co., Ltd. (MT)	BOA	OBFR -0.30% (M)	TBD	(337,000)		(216)	20
Power Corporation of Canada (MT)	JPM	OBFR -0.25% (M)	TBD	(3,584)		(213)	(11)
Prysmian S.p.A. (MT)	JPM	ESTR +0.26% (M)	TBD	1,022	EUR	152	(3)
Public Storage Operating Company (MT)	BOA	OBFR -0.15% (M)	TBD	(10,307)		(3,300)	(7)
Quanta Services, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,990)		(2,212)	60
Randstad N.V. (MT)	JPM	OBFR -0.26% (M)	TBD	(15,973)		(495)	36
Rasan Information Technology Company (MT)	JPM	OBFR +0.75% (M)	TBD	9,913		406	—
Recruit Holdings Co., Ltd. (MT)	BOA	OBFR -0.15% (M)	TBD	(8,700)		(600)	(9)
Relx PLC (MT)	JPM	SONIA +0.25% (M)	TBD	1,317	GBP	34	(3)
Renesas Electronics Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(41,200)		(1,284)	32
Restaurant Brands International Limited Partnership (MT)	BOA	OBFR -0.20% (M)	TBD	(6,918)		(498)	(9)
RH (MT)	JPM	OBFR -0.15% (M)	TBD	(6,571)		(991)	(90)
Rheinmetall Aktiengesellschaft (MT)	JPM	ESTR +0.26% (M)	TBD	76	EUR	91	(18)
Rigaku Holdings Corporation (MT)	BCL	MUTAN +0.25% (M)	TBD	1,800	JPY	5,132	(3)
Rocket Companies, Inc. (MT)	BOA	OBFR -0.49% (M)	TBD	(42,552)		(597)	(75)
SANY Heavy Industry Co., Ltd. (MT)	JPM	HONIA +0.30% (M)	TBD	73,800	HKD	1,582	(25)
Sapporo Holdings Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(28,200)		(292)	(62)
Sartorius Stedim Biotech (MT)	JPM	OBFR -0.26% (M)	TBD	(2,042)		(423)	—
Sasol (MT)	JPM	OBFR -0.40% (M)	TBD	(88,963)		(1,207)	334
Schroders PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(106,843)		(830)	(3)
Seatrium Limited (MT)	JPM	OBFR -1.25% (M)	TBD	(148,600)		(232)	5
Seatrium Limited (MT)	BOA	OBFR -1.50% (M)	TBD	(108,700)		(170)	4
Sembcorp Industries Ltd (MT)	JPM	OBFR -0.30% (M)	TBD	(36,700)		(172)	(8)
Sembcorp Industries Ltd (MT)	BOA	OBFR -0.30% (M)	TBD	(55,900)		(275)	(1)
ServiceNow, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(4,537)		(422)	(28)
SGH Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(8,458)		(248)	(25)
Shandong Gold Group Co., Ltd. (MT)	BOA	OBFR -0.90% (M)	TBD	(221,500)		(581)	103
Sharp Corporation (MT)	BOA	OBFR -1.34% (M)	TBD	(9,200)		(33)	(4)
Sharp Corporation (MT)	JPM	OBFR -0.47% (M)	TBD	(45,400)		(186)	4
Shiseido Company, Limited (MT)	BOA	OBFR -0.10% (M)	TBD	(41,800)		(647)	(36)
SIG Group AG (MT)	BOA	OBFR -0.26% (M)	TBD	(48,273)		(742)	(66)
Sigma Healthcare Ltd (MT)	JPM	OBFR +0.25% (M)	TBD	(534,989)		(1,103)	84
SMG Swiss Marketplace Group Holding AG (MT)	JPM	OBFR +0.26% (M)	TBD	455		15	—
Smurfit Westrock Public Limited Company (MT)	BOA	OBFR -0.15% (M)	TBD	(23,491)		(1,066)	(20)
Standard Chartered PLC (MT)	JPM	OBFR +0.25% (M)	TBD	12,613		343	(2)
STMicroelectronics N.V. (MT)	BOA	OBFR -0.26% (M)	TBD	(18,700)		(1,485)	88
Subaru Corporation. (MT)	BOA	OBFR -0.15% (M)	TBD	(19,200)		(288)	4
Sumitomo Mitsui Banking Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(39,600)		(1,142)	(54)
Sun Life Financial Inc. (MT)	BOA	OBFR -0.20% (M)	TBD	(7,190)		(558)	(9)
Sunny Optical Technology (Group) Company Limited (MT)	JPM	HONIA +0.30% (M)	TBD	10,200	HKD	786	(19)
Super Micro Computer, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(38,756)		(1,340)	204
Swisscom AG (MT)	BOA	OBFR +0.26% (M)	TBD	(1,537)		(1,203)	18
Sysmex Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(65,600)		(564)	(24)
Take-Two Interactive Software, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(6,086)		(1,458)	(62)
Target Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(7,834)		(1,036)	10

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
Temenos AG (MT)	BOA	OBFR -0.26% (M)	TBD	(3,540)		(284)	(6)
Tencent Holdings Limited (MT)	JPM	HONIA +1.00% (M)	TBD	2,100	HKD	937	(4)
TIS Inc. (MT)	BOA	OBFR -0.10% (M)	TBD	(16,100)		(303)	(15)
TKO Group Holdings Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(5,257)		(1,037)	(25)
TOPPAN Holdings Inc. (MT)	BOA	OBFR -0.13% (M)	TBD	(38,600)		(1,201)	(26)
Tourmaline Oil Corp (MT)	BOA	OBFR -0.20% (M)	TBD	(16,902)		(729)	13
Trade Desk, Inc., The (MT)	BOA	OBFR -0.15% (M)	TBD	(94,446)		(1,702)	(4)
UDR, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(28,098)		(1,060)	(60)
Unimicron Technology Corp. (MT)	BOA	OBFR -1.35% (M)	TBD	(9,000)		(286)	(24)
Unimicron Technology Corp. (MT)	JPM	OBFR -1.00% (M)	TBD	(2,000)		(58)	(11)
Vanguard Intermediate-Term Corporate Bond ETF (MT)	JPM	OBFR -0.15% (M)	TBD	(30,290)		(2,481)	(18)
Vonovia SE (MT)	JPM	ESTR -0.10% (M)	TBD	(15,641)	EUR	(320)	(20)
Whirlpool Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(41,164)		(1,511)	(111)
Whitbread PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(20,606)		(673)	4
Williams-Sonoma, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,511)		(306)	(46)
Willis Towers Watson Public Limited Company (MT)	BOA	OBFR -0.15% (M)	TBD	(6,211)		(1,571)	(57)
Wise Group PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(21,178)		(231)	(23)
WuXi AppTec Co., Ltd. (MT)	JPM	OBFR -0.75% (M)	TBD	(12,500)	HKD	(1,516)	(52)
Xiaomi Corporation (MT)	JPM	HONIA +0.30% (M)	TBD	24,800	HKD	679	(18)
Xinyi Glass Holdings Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(249,035)		(282)	3
Xinyi Glass Holdings Limited (MT)	JPM	OBFR -0.75% (M)	TBD	(39,746)		(48)	3
XPeng Inc. (MT)	JPM	HONIA +0.15% (M)	TBD	7,700	HKD	477	(10)
XPeng Inc. (MT)	BOA	HONIA +0.15% (M)	TBD	(113,600)		(747)	(3)
Yakult Honsha Co., Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(35,900)		(600)	(3)
Zensho Holdings Co., Ltd. (MT)	BOA	OBFR -0.12% (M)	TBD	(14,200)		(659)	(46)
Zijin Mining Group Co., Ltd. (MT)	BOA	OBFR -0.30% (M)	TBD	(90,000)		(363)	41
Zoetis Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,015)		(153)	8
ZTO Express (Cayman) Inc. (MT)	JPM	HONIA -0.41% (M)	TBD	(22,700)	HKD	(3,945)	4
							(877)

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
Equity
iShares Broad USD High Yield Corporate Bond ETF (Q)	SOFR +0.30% (Q)	BNP	09/18/26	949	—	—
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -0.50% (Q)	BNP	09/18/26	10,498	—	(5)
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -0.20% (Q)	BOA	09/18/26	2,598	—	(1)
iShares Broad USD High Yield Corporate Bond ETF (Q)	SOFR +0.20% (Q)	JPM	09/18/26	3,902	—	—
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -0.40% (Q)	JPM	09/18/26	5,002	—	(2)
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -0.50% (Q)	MSC	09/18/26	3,004	—	(1)
					—	(9)
Index
BNP Paribas AIR Intraday US Ultimate Index‡ (Q)	Fixed Rate of +0.00% (Q)	BNP	12/18/26	66	—	—
Citi EQ US 1W Volatility Carry Index‡ (Q)	Fixed Rate of +0.00% (Q)	BOA	12/18/26	199	—	2
Deutsche Bank Variable Notional Long-Short Credit Index (Q)	3M TSY +0.00% (Q)	DUB	12/11/26	335	—	6
Goldman Sachs Rate Volatility Index‡ (Q)	SOFR +0.00% (Q)	GSC	12/18/26	109	—	—
Goldman Sachs Systematic Equity Skew Index‡ (Q)	SOFR +0.00% (Q)	GSC	12/18/26	150	—	1
J.P. Morgan Emerging Market FX Volatility Index‡ (Q)	3M TSY +0.00% (Q)	JPM	12/18/26	199	—	—
					—	9
Total return swap agreements - paying return
Equity
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -0.80% (Q)	BOA	09/18/26	(4,446)	—	2

‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks	1,693,290	569,328	822	2,263,440
Corporate Bonds And Notes	—	266,365	17,790	284,155
Non-U.S. Government Agency Asset-Backed Securities	—	203,309	—	203,309
Government And Agency Obligations	—	182,098	—	182,098
Senior Floating Rate Instruments	—	101,319	4,388	105,707
Investment Companies	99,774	—	—	99,774
Preferred Stocks	10,366	—	—	10,366
Rights	—	—	20	20
Warrants	4	—	—	4
Short Term Investments	272,124	5,592	—	277,716
	2,075,558	1,328,011	23,020	3,426,589
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	12,472	—	—	12,472
Centrally Cleared Interest Rate Swap Agreements	—	22,710	—	22,710
Centrally Cleared Credit Default Swap Agreements	—	847	—	847
Exchange Traded Purchased Options	7,558	—	—	7,558
OTC Purchased Options	—	1,901	—	1,901
Open Forward Foreign Currency Contracts	—	4,075	—	4,075
OTC Interest Rate Swap Agreements	—	16	—	16
OTC Credit Default Swap Agreements	—	140	—	140
OTC Contracts for Difference	—	4,610	—	4,610
OTC Total Return Swap Agreements	—	8	3	11
	20,030	34,307	3	54,340
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(11,227)	—	—	(11,227)
Centrally Cleared Interest Rate Swap Agreements	—	(9,850)	—	(9,850)
Centrally Cleared Credit Default Swap Agreements	—	(491)	—	(491)
Exchange Traded Written Options	(23,646)	—	—	(23,646)
OTC Written Options	—	(2,904)	—	(2,904)
Open Forward Foreign Currency Contracts	—	(9,498)	—	(9,498)
OTC Interest Rate Swap Agreements	—	(2,253)	—	(2,253)
OTC Credit Default Swap Agreements	—	(191)	—	(191)
OTC Contracts for Difference	—	(5,487)	—	(5,487)
OTC Total Return Swap Agreements	—	(9)	—	(9)
	(34,873)	(30,683)	—	(65,556)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 98.1%
United States of America 39.1%
Bunge Global S.A.	202	21,565
CF Industries Holdings, Inc.	61	6,566
Chevron Corporation	225	37,340
ConocoPhillips	164	17,048
Corteva, Inc.	342	28,962
Deere & Company	27	16,945
Exxon Mobil Corporation	383	52,377
Freeport-McMoRan Inc.	110	6,937
Linde Public Limited Company	19	9,801
Newmont Corporation	70	6,561
Packaging Corporation of America	99	23,505
Permian Resources Corporation - Class A	385	7,086
Royal Gold, Inc.	88	17,467
TechnipFMC PLC	81	5,372
Valero Energy Corporation	35	9,029
Williams Companies, Inc., The	115	8,547
		275,108
Canada 16.7%
Barrick Mining Corporation	634	23,299
Nutrien Ltd. (a)	501	31,559
Red Lake Madsen Mine Ltd. (b) (c)	428	—
Suncor Energy Inc.	455	24,503
Wheaton Precious Metals Corp.	337	37,840
		117,201
United Kingdom 14.6%
Anglo American PLC	632	31,072
Mondi PLC	636	5,780
Shell PLC - Class A	1,412	54,825
Subsea 7 S.A.	328	11,227
		102,904
Switzerland 4.5%
Glencore PLC	4,652	31,622
Ireland 3.8%
CRH Public Limited Company	98	10,458
Smurfit Westrock Public Limited Company	352	16,272
		26,730
Brazil 3.3%
Vale S.A. - ADR	1,552	23,343
South Africa 3.0%
AngloGold Ashanti PLC	197	15,913
Valterra Platinum	79	5,319
		21,232
Australia 2.9%
Rio Tinto PLC	215	20,316
Denmark 1.7%
Novozymes A/S - Class B	189	11,947
Norway 1.5%
Aker Solutions ASA (d)	679	3,050
Norsk Hydro ASA	840	7,617
		10,667
Luxembourg 1.5%
ArcelorMittal - ADR (a)	171	10,300
Mexico 1.4%
CEMEX S.A.B. de C.V. - ADR	826	9,918
China 1.1%
Zijin Mining Group Co., Ltd. - Class H	2,242	7,898
Zambia 1.1%
First Quantum Minerals Ltd (b)	277	7,562
Finland 1.0%
UPM-Kymmene Oyj	260	6,894
France 0.9%
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	31	6,146
Russian Federation 0.0%
Public Joint Stock Company Gazprom (b) (c) (d)	5,692	—
Public Joint Stock Company Polyus (b) (c) (d)	106	—
Total Common Stocks (cost $629,008)		689,788
SHORT TERM INVESTMENTS 3.7%
Securities Lending Collateral 1.9%
JNL Government Money Market Fund - Class SL, 3.63% (e) (f)	13,392	13,392
Investment Companies 1.8%
JNL Government Money Market Fund - Class I, 3.53% (e) (f)	12,722	12,722
Total Short Term Investments (cost $26,114)		26,114
Total Investments 101.8% (cost $655,122)		715,902
Other Assets and Liabilities, Net (1.8)%		(12,627)
Total Net Assets 100.0%		703,275

(a) All or a portion of the security was on loan as of June 30, 2026.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/BlackRock Global Natural Resources Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	27,505	209,823	224,606	252	—	—	12,722	1.8
JNL Government Money Market Fund, 3.63% - Class SL	23,385	125,823	135,816	86	—	—	13,392	1.9
	50,890	335,646	360,422	338	—	—	26,114	3.7

JNL/BlackRock Global Natural Resources Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aker Solutions ASA	06/23/26	3,082	3,050	0.4
Public Joint Stock Company Gazprom	06/23/16	25,117	—	—
Public Joint Stock Company Polyus	11/30/17	15,311	—	—
		43,510	3,050	0.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks	486,075	203,713	—	689,788
Short Term Investments	26,114	—	—	26,114
	512,189	203,713	—	715,902

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 99.9%
Information Technology 53.2%
Anthropic, PBC (a) (b)	38	22,425
Apple Inc.	865	250,223
Applied Materials, Inc.	134	97,088
AppLovin Corporation - Class A (c)	137	70,421
Broadcom Inc.	585	220,986
Datadog, Inc. - Class A (c)	423	110,060
Flex Ltd. (c)	630	102,146
Intel Corporation (c)	971	135,594
Lam Research Corporation	258	111,827
Microsoft Corporation	600	223,758
NVIDIA Corporation	3,165	633,278
Oracle Corporation	431	63,147
Palo Alto Networks, Inc. (c)	441	150,281
Snowflake Inc. - Class A (c)	692	176,205
		2,367,439
Industrials 15.2%
Caterpillar Inc.	137	145,834
Eaton Corporation Public Limited Company	248	105,903
Howmet Aerospace Inc.	377	101,458
L3Harris Technologies, Inc.	203	59,038
Quanta Services, Inc.	182	130,894
TransDigm Group Incorporated	40	53,387
Vertiv Holdings Co - Class A	235	78,784
		675,298
Communication Services 10.4%
Alphabet Inc. - Class A	635	226,906
Meta Platforms, Inc. - Class A	285	160,780
Space Exploration Technologies Corp. - Class A (c) (d)	434	74,141
		461,827
Consumer Discretionary 8.4%
Amazon.com, Inc. (c)	1,391	331,486
Tesla Inc. (c)	103	43,205
		374,691
Real Estate 4.2%
Equinix, Inc.	99	102,897
Welltower Inc.	363	82,357
		185,254
Health Care 3.2%
Eli Lilly and Company	119	142,772
Energy 2.5%
Diamondback Energy, Inc.	462	81,263
EQT Corporation	601	31,951
		113,214
Materials 1.9%
Wheaton Precious Metals Corp.	742	83,315
Consumer Staples 0.9%
Walmart Inc.	345	39,099
Total Common Stocks (cost $2,703,165)		4,442,909
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 3.53% (e) (f)	8,573	8,573
Total Short Term Investments (cost $8,573)		8,573
Total Investments 100.1% (cost $2,711,738)		4,451,482
Other Assets and Liabilities, Net (0.1)%		(5,692)
Total Net Assets 100.0%		4,445,790

(a) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Non-income producing security.

(d) All or a portion of the security was on loan as of June 30, 2026.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/BlackRock Large Cap Select Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	87,605	443,655	522,687	439	—	—	8,573	0.2
JNL Government Money Market Fund, 3.63% - Class SL	—	99,996	99,996	42	—	—	—	—
	87,605	543,651	622,683	481	—	—	8,573	0.2

JNL/BlackRock Large Cap Select Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Anthropic, PBC	05/28/26	22,425	22,425	0.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	4,420,484	—	22,425	4,442,909
Short Term Investments	8,573	—	—	8,573
	4,429,057	—	22,425	4,451,482

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 99.6%
United Kingdom 27.9%
AstraZeneca PLC	445	83,047
Barclays PLC	10,968	73,450
Berkeley Group Holdings PLC, The (a)	408	18,922
British American Tobacco P.L.C.	345	21,333
Diageo PLC	2,818	56,758
Melrose Industries PLC	5,965	37,620
National Grid PLC	2,315	38,190
NatWest Group PLC	5,273	46,718
Prudential Public Limited Company	2,511	33,393
Reckitt Benckiser Group PLC	1,186	77,289
Relx PLC	1,281	40,589
Rolls-Royce Holdings PLC	4,577	87,981
SEGRO Public Limited Company	2,061	23,940
Smith & Nephew PLC	2,501	36,135
Smiths Group PLC	662	22,501
SSE PLC	797	25,802
Standard Chartered PLC	602	16,300
Tesco PLC	1,236	7,518
		747,486
France 17.1%
Alstom (a)	4,353	75,857
BNP Paribas	415	48,633
Capgemini France	40	4,010
Compagnie de Saint-Gobain	753	68,402
Kering	431	122,135
LVMH Moet Hennessy Louis Vuitton	88	48,547
Sanofi	317	27,072
Societe Generale	725	64,142
		458,798
Germany 13.7%
Daimler Truck Holding AG	464	22,432
Deutsche Bank Aktiengesellschaft - Class N	1,418	47,955
Deutsche Lufthansa Aktiengesellschaft	3,277	37,574
Deutsche Telekom AG - Class N	2,164	59,053
E.ON SE - Class N	365	7,514
Infineon Technologies AG - Class N	489	45,836
SAP SE	472	72,626
Siemens Aktiengesellschaft - Class N	231	74,362
		367,352
Japan 11.3%
FANUC Corporation	355	16,348
KDDI Corporation	2,554	42,991
Renesas Electronics Corporation	3,286	99,916
SMC Corporation	164	72,714
Sompo Holdings, Inc.	1,250	48,172
Sumitomo Mitsui Financial Group, Inc.	600	23,504
		303,645
Netherlands 5.7%
Heineken N.V.	591	49,739
ING Groep N.V.	1,289	40,719
Koninklijke Philips N.V.	2,243	61,227
		151,685
Italy 4.5%
Assicurazioni Generali Societa' Per Azioni (b)	368	17,927
Banca Monte dei Paschi di Siena S.p.A.	1,492	18,560
ENEL - SPA	1,974	22,657
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	685	61,435
		120,579
Switzerland 3.6%
Roche Holding AG	170	70,305
Sika AG	120	24,746
		95,051
United States of America 2.6%
Carnival Corporation	2,163	61,800
Octave Intelligence Public Limited Company - SWEDDR (a)	417	6,794
		68,594
China 2.3%
Tencent Holdings Limited	1,102	61,022
Denmark 2.2%
Novo Nordisk A/S - Class B	1,225	58,813
Belgium 1.5%
Anheuser-Busch InBev	213	17,537
Syensqo (b)	305	22,477
		40,014
Sweden 1.4%
Hexagon Aktiebolag - Class B	4,557	37,643
Ireland 1.4%
Smurfit Westrock Public Limited Company	801	37,042
South Korea 1.2%
Samsung Electronics Co., Ltd.	146	32,309
Singapore 1.0%
United Overseas Bank Limited	894	27,528
Canada 1.0%
Canadian Pacific Kansas City Limited	304	26,391
Greece 0.8%
Eurobank S.A.	3,617	17,271
National Bank of Greece S.A. - Class R	247	4,271
		21,542
Indonesia 0.4%
PT. Bank Mandiri (Persero) Tbk.	47,457	10,266
Total Common Stocks (cost $2,223,979)		2,665,760
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	9,251	9,251
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	—	—
Total Short Term Investments (cost $9,251)		9,251
Total Investments 100.0% (cost $2,233,230)		2,675,011
Other Assets and Liabilities, Net 0.0%		508
Total Net Assets 100.0%		2,675,519

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Causeway International Value Select Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	53,524	394,028	438,301	420	—	—	9,251	0.3
JNL Government Money Market Fund, 3.63% - Class SL	—	69,620	69,620	97	—	—	—	—
	53,524	463,648	507,921	517	—	—	9,251	0.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/Causeway International Value Select Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	07/02/26	HKD	4,894	624	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	125,233	2,540,527	—	2,665,760
Short Term Investments	9,251	—	—	9,251
	134,484	2,540,527	—	2,675,011
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Cohen & Steers U.S. Realty Fund
COMMON STOCKS 99.4%
Real Estate 97.4%
Agree Realty Corporation	194	14,683
American Tower Corporation	202	33,018
Blackstone Digital Infrastructure Trust Inc. (a)	159	3,436
BXP, Inc.	220	14,563
Caretrust REIT, Inc.	111	4,477
Crown Castle Inc.	440	33,352
Digital Realty Trust, Inc.	324	58,085
Equinix, Inc.	21	22,180
Equity Lifestyle Properties, Inc.	142	9,175
Equity Residential	105	7,149
Essential Properties Realty Trust, Inc.	326	9,741
Essex Property Trust, Inc.	53	15,561
Extra Space Storage Inc.	183	26,558
Gaming and Leisure Properties, Inc.	93	4,128
Healthcare Realty Trust Incorporated - Class A	652	13,152
Highwoods Properties, Inc.	294	8,879
Host Hotels & Resorts, Inc.	642	15,219
Hudson Pacific Properties, Inc. (a)	184	2,796
Invitation Homes Inc.	372	11,240
Iron Mountain Incorporated	150	18,993
Kimco Realty OP, LLC	679	17,216
Kite Realty Naperville, LLC	361	10,234
Lamar Advertising Company - Class A	21	3,281
Omega Healthcare Investors, Inc.	274	13,055
OUTFRONT Media Inc.	158	5,185
ProLogis Inc.	283	38,394
Public Storage Operating Company	49	15,716
Realty Income Corporation	145	8,976
SBA Communications Corporation - Class A	40	7,070
Simon Property Group, Inc.	55	12,199
SL Green Realty Corp. (b)	116	5,985
Sun Communities, Inc.	165	19,818
UDR, Inc.	98	3,929
Welltower Inc.	421	95,434
Weyerhaeuser Company	458	10,962
		593,839
Consumer Discretionary 1.3%
Boyd Gaming Corporation	92	8,092
Health Care 0.7%
PACS Group, Inc. (a)	96	4,101
Total Common Stocks (cost $558,986)		606,032
WARRANTS 0.1%
Hudson Pacific Properties, Inc. (a) (c)	22	329
Total Warrants (cost $339)		329
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 3.63% (d) (e)	6,243	6,243
Total Short Term Investments (cost $6,243)		6,243
Total Investments 100.5% (cost $565,568)		612,604
Other Assets and Liabilities, Net (0.5)%		(2,829)
Total Net Assets 100.0%		609,775

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Cohen & Steers U.S. Realty Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	440	32,849	33,289	36	—	—	—	—
JNL Government Money Market Fund, 3.63% - Class SL	594	31,139	25,490	8	—	—	6,243	1.0
	1,034	63,988	58,779	44	—	—	6,243	1.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Cohen & Steers U.S. Realty Fund
Assets - Securities
Common Stocks	606,032	—	—	606,032
Warrants	—	329	—	329
Short Term Investments	6,243	—	—	6,243
	612,275	329	—	612,604

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund
COMMON STOCKS 99.0%
Japan 23.0%
ADEKA Co., Ltd.	23	599
Advantest Corporation	11	2,312
AEON Co., Ltd.	29	237
Ajinomoto Co., Inc.	10	379
Aozora Bank, Ltd.	134	2,247
Asahi Group Holdings, Ltd.	49	469
ASICS Corporation	19	528
Astellas Pharma Inc.	78	1,045
Bandai Namco Holdings Inc.	17	395
Bridgestone Corporation (a)	27	573
Canon Inc. (a)	10	255
Capcom Co., Ltd.	11	197
Central Japan Railway Company	6	117
Chiyoda Corporation (a) (b)	59	246
Chubu Electric Power Co., Ltd.	13	236
Chugai Pharmaceutical Co., Ltd.	7	321
Cosmo Energy Holdings Co., Ltd.	15	348
Daifuku Co., Ltd.	8	364
Daiichi Life Group Co., Ltd.	85	936
Daiichi Sankyo Company, Limited	20	320
Daikin Industries, Ltd.	4	567
Daiwa House Industry Co., Ltd.	49	1,332
Daiwa Securities Group Inc.	32	317
Daiwabo Holdings Co., Ltd.	54	1,160
DENSO Corporation	24	276
DIC Corporation	39	1,147
DISCO Corporation	2	764
DOWA Holdings Co., Ltd.	42	2,255
East Japan Railway Company	7	136
EBARA Corporation	22	862
Eisai Co., Ltd.	7	178
ENEOS Holdings, Inc.	163	1,201
EXEO Group, Inc.	118	2,014
FANUC Corporation	2	110
Fast Retailing Co., Ltd.	2	1,025
Fuji Corporation Co., Ltd.	—	16
Fuji Electric Co., Ltd.	4	313
FUJIFILM Holdings Corporation	20	424
Fujikura Ltd.	43	1,700
Fujitsu Limited	21	431
Hachijuni Nagano Bank, Ltd.	15	228
Hamamatsu Photonics K.K.	14	231
Hankyu Hanshin Holdings, Inc.	3	68
HASEKO Corporation	27	466
Hitachi, Ltd.	62	1,733
Honda Motor Co., Ltd. - ADR	1	20
Honda Motor Co., Ltd.	51	462
HOYA Corporation	4	578
Idemitsu Kosan Co., Ltd.	9	66
IHI Corporation	30	507
Inpex Corporation	92	1,837
Isuzu Motors Limited	59	785
ITOCHU Corporation	41	471
Iwatani Corporation	71	833
J.Front Retailing Co., Ltd.	18	402
Japan Airlines Co., Ltd.	15	262
Japan Airport Terminal Co., Ltd.	33	1,020
Japan Exchange Group, Inc.	30	380
Japan Post Bank Co., Ltd.	17	325
Japan Post Holdings Co., Ltd.	16	220
Japan Tobacco Inc.	9	323
JEOL Ltd.	14	644
Kajima Corporation	9	317
Kanematsu Corporation	45	578
Kansai Electric Power Co., Inc.	15	208
Kao Corporation (a)	23	459
Kawasaki Heavy Industries, Ltd.	32	585
KDDI Corporation	64	1,069
Keio Corporation	79	365
Keyence Corporation	1	301
Kikkoman Corporation	12	121
Kintetsu Group Holdings Co., Ltd	22	462
Kirin Holdings Company, Limited	28	482
Komatsu Ltd.	13	515
Konami Group Corporation	3	317
Konica Minolta, Inc.	174	592
Kubota Corporation	31	519
Kurita Water Industries Ltd.	15	866
KYOCERA Corporation	35	763
Kyushu Electric Power Co., Inc.	22	219
Lasertec Corporation	2	763
Lion Corporation	143	1,503
LIXIL Corporation	101	1,122
LY Corporation	32	86
Mabuchi Motor Co., Ltd. (a)	136	1,318
Makita Corporation	3	104
Marubeni Corporation	9	253
MARUWA Co., Ltd.	1	222
Mazda Motor Corporation	82	555
Mebuki Financial Group Inc.	198	1,737
Meiji Holdings Co., Ltd.	6	144
Mercari, Inc. (b)	70	1,775
Minebeamitsumi Inc.	59	1,760
Miraito One Co., Ltd.	12	280
Mitsubishi Chemical Group Corporation	110	770
Mitsubishi Corporation	29	789
Mitsubishi Electric Corporation	9	330
Mitsubishi Estate Co., Ltd.	10	249
Mitsubishi HC Capital Inc.	45	364
Mitsubishi Heavy Industries, Ltd.	22	504
Mitsubishi Logistics Corporation	88	843
Mitsubishi Materials Corporation	81	2,177
Mitsubishi UFJ Financial Group, Inc.	76	1,507
Mitsui & Co., Ltd.	17	463
Mitsui E&S Co., Ltd.	43	1,104
Mitsui Fudosan Co., Ltd.	28	261
Mitsui Kinzoku Company, Limited	10	2,620
Mitsui O.S.K. Lines, Ltd.	12	376
Mitsukoshi Isetan Holdings Co., Ltd.	43	1,098
Mizuho Financial Group, Inc.	22	1,037
MODEC, Inc.	2	103
MS&AD Insurance Group Holdings, Inc.	28	731
Murata Manufacturing Co., Ltd.	17	1,234
Nagase & Co., Ltd.	228	1,653
Nagoya Railroad Co., Ltd. (a)	30	335
Nec Corporation	13	309
NICHIAS Corporation	32	788
Nidec Corporation (b)	15	264
Nifco Inc.	19	566
Nihon M&A Center Holdings Inc.	10	39
Nintendo Co., Ltd.	2	80
Nippon Express Co., Ltd. (a)	34	1,047
Nippon Gas Co., Ltd.	87	1,544
Nippon Paint Holdings Co., Ltd. (a)	30	197
Nippon Steel Corporation	167	552
Nippon Telegraph and Telephone Corporation	213	190
Nippon Yusen Kabushiki Kaisha	18	566
Nipro Corporation	59	573
Nissan Chemical Corporation	7	388
Nissan Motor Co., Ltd. (b)	83	154
Niterra Co., Ltd.	3	199
Nitori Holdings Co., Ltd.	47	695
Nitto Denko Corporation	36	702
Nomura Holdings, Inc.	80	705
Nomura Holdings, Inc. - ADR (a)	4	33
Nomura Research Institute, Ltd.	6	178
OBIC Co., Ltd.	4	94
Olympus Corporation	72	745
OMRON Corporation	28	1,019
Ono Pharmaceutical Co., Ltd.	4	56
Oriental Land Co., Ltd.	7	109
ORIX Corporation	25	961
Osaka Gas Co., Ltd.	4	118
Otsuka Holdings Co., Ltd.	9	612
Pan Pacific International Holdings Corporation	37	184
Panasonic Holdings Corporation	41	1,143

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Penta-Ocean Construction Co., Ltd.	97	1,029
Pigeon Corporation (a)	29	368
Rakuten Bank, Ltd. (b)	2	70
Rakuten Group, Inc. (b)	46	215
Recruit Holdings Co., Ltd.	14	995
Renesas Electronics Corporation	27	809
Resona Holdings, Inc.	34	449
Resonac Holdings Co., Ltd.	19	2,101
Sankyu Corporation	3	165
Santen Pharmaceutical Co., Ltd.	179	2,342
Sapporo Holdings Limited (a)	60	748
Sawai Group Holdings Co., Ltd.	19	201
SBI Holdings, Inc.	34	561
Secom Co., Ltd.	3	127
Sega Sammy Holdings, Inc.	67	908
Sekisui Chemical Co., Ltd.	48	770
Sekisui House, Ltd.	24	500
Seven & I Holdings Co., Ltd.	55	667
Shimadzu Corporation	19	486
Shimano Inc.	2	160
Shin-Etsu Chemical Co., Ltd.	23	996
Shionogi & Co., Ltd.	18	306
Ship Healthcare Holdings, Inc.	44	583
Sinfonia Technology Co., Ltd.	17	1,733
SKYLARK Holdings Co., Ltd. (a)	26	451
SMC Corporation	—	133
Socionext Inc.	6	88
SoftBank Corp.	247	316
SoftBank Group Corp.	110	4,157
Sojitz Corporation	39	1,253
Sompo Holdings, Inc.	18	701
Sony Financial Group Inc.	48	42
Sony Group Corporation	89	1,795
Sotetsu Holdings Co., Ltd.	20	311
Subaru Corporation.	65	954
SUMCO Corporation	45	1,152
Sumitomo Corporation	42	408
Sumitomo Electric Industries, Ltd.	124	2,277
Sumitomo Forestry Co., Ltd. (a)	169	1,412
Sumitomo Heavy Industries, Ltd.	38	1,190
Sumitomo Metal Mining Co., Ltd.	4	181
Sumitomo Mitsui Financial Group, Inc. - ADR (a)	3	71
Sumitomo Mitsui Financial Group, Inc.	44	1,718
Sumitomo Mitsui Trust Group, Inc.	15	547
Sumitomo Realty & Development Co., Ltd.	16	371
Susumitomo Chemical Co., Ltd.	346	1,098
Suzuki Motor Corporation	65	782
Sysmex Corporation	128	1,146
T&D Holdings Co., Ltd.	13	378
Taiheiyo Cement Corporation	38	930
Taisei Corporation	3	221
Takeda Pharmaceutical Company Limited	24	756
TDK Corporation	42	933
Teijin Limited	13	134
Terumo Corporation	53	723
The Chiba Bank, Ltd.	6	95
TIS Inc.	37	715
Toho Co., Ltd.	71	570
TOHO GAS Co., Ltd.	14	108
Tokai Carbon Co., Ltd.	56	595
Tokio Marine Holdings, Inc.	27	1,208
Tokyo Electric Power Company Holdings, Inc. (b)	9	27
Tokyo Electron Limited	5	2,490
Tokyo Gas Co., Ltd.	6	230
Tokyu Fudosan Holdings Corporation	58	461
Toray Industries, Inc.	44	308
Tosoh Corporation	93	1,673
TOTO Ltd.	3	177
Toyo Suisan Kaisha, Ltd.	3	179
Toyo Tire Corporation (a)	22	498
Toyota Motor Corporation	185	3,100
Toyota Tsusho Corporation	17	647
Trend Micro Incorporated	31	1,150
Tsumura & Co.	96	2,206
UBE Corporation	66	1,292
Unicharm Corporation (a)	46	269
United Supermarkets Holdings Inc.	33	163
West Japan Railway Company	11	190
Yakult Honsha Co., Ltd.	32	542
Yamato Holdings Co., Ltd.	21	235
Yaskawa Electric Corporation	1	44
Yokohama Financial Group, Inc.	70	748
Yoshinoya Holdings Co., Ltd. (a)	84	1,615
		159,384
Canada 11.7%
Agnico Eagle Mines Limited	12	1,894
Air Canada (b)	72	1,259
Alamos Gold Inc. - Class A (a)	33	997
Algonquin Power & Utilities Corp. (a)	93	544
Alimentation Couche-Tard Inc.	10	634
ARC Resources Ltd.	66	1,392
Aritzia, Inc. (b)	10	1,143
ATCO Ltd. - Class I	5	252
Bank of Montreal	11	1,905
Bank of Nova Scotia, The	16	1,355
Banque Nationale Du Canada	7	1,114
Barrick Mining Corporation	52	1,904
Bombardier Inc. - Class B (b)	4	973
Boyd Group Services Inc.	2	211
Brookfield Corporation - Class A	12	515
Brookfield Infrastructure Corporation - Class A	3	131
Brookfield Wealth Solutions Ltd. - Class A (a)	11	454
CAE Inc. (b)	9	235
Cameco Corporation	2	153
Canadian Imperial Bank of Commerce	19	2,175
Canadian National Railway Company	7	883
Canadian Natural Resources Limited	57	2,239
Canadian Pacific Kansas City Limited	7	585
Capital Power Corporation (a)	3	156
Celestica Inc. (b)	7	2,516
Cenovus Energy Inc.	84	2,087
Chorus Limited - Class A	6	367
Chorus Limited - Class A	—	25
Colliers International Group Inc.	3	291
Constellation Software Inc.	—	377
Descartes Systems Group Inc., The (b)	2	108
Dollarama Inc.	7	913
Eldorado Gold Corporation	62	1,938
Element Fleet Management Corp.	106	2,183
Emera Incorporated (c)	6	313
Enbridge Inc.	13	727
Equinox Gold Corp.	10	95
Fairfax Financial Holdings Limited	2	2,517
Finning International Inc.	13	944
FirstService Corporation (a)	4	579
Fortis Inc.	1	61
Fortis Inc.	8	473
Franco-Nevada Corporation	1	275
GFL Environmental Inc. (a)	3	121
Groupe Atkinsrealis Inc.	5	332
Groupe WSP Global Inc.	4	477
iA Financial Corporation Inc.	13	1,829
IAMGOLD Corporation (b)	89	1,407
IGM Financial Inc.	2	125
Imperial Oil Limited	6	706
Intact Financial Corporation	5	1,045
International Petroleum Corporation (b)	8	171
Kinross Gold Corporation	82	1,932
Les Vetements de Sport Gildan Inc. - Class A (a)	24	1,246
Linamar Corporation	9	638
Loblaw Companies Limited	11	494
Magna International Inc.	35	2,301
Manulife Financial Corporation	22	886
Methanex Corporation	3	152
Metro Inc. - Class A	2	134
Nutrien Ltd.	7	418
ONEX Corporation	21	1,577
Open Text Corporation	53	1,183
Pan American Silver Corp.	32	1,426

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Pembina Pipeline Corporation	22	999
Prairiesky Royalty Ltd. (a)	14	317
Premium Brands Holdings Corporation (a)	3	176
Quebecor Inc. - Class B	2	113
Restaurant Brands International Limited Partnership	9	646
Rogers Communications Inc. - Class B (a)	27	890
Royal Bank of Canada	—	76
Royal Bank of Canada	31	6,417
Saputo Inc.	31	910
Shopify Inc. - Class A (b)	2	172
Shopify Inc. - Class A (b)	—	42
South Bow Corporation (a)	5	181
Spin Master Corp. (d)	1	16
Stantec Inc.	8	585
Sun Life Financial Inc.	25	1,943
Suncor Energy Inc.	40	2,133
TC Energy Corporation (a)	6	409
Teck Resources Limited - Class B	8	469
TFI International Inc.	2	334
Thomson Reuters Corporation	1	88
TMX Group Limited	4	121
Toromont Industries Ltd.	1	142
Toronto-Dominion Bank, The	3	380
Toronto-Dominion Bank, The	17	2,064
Tourmaline Oil Corp	2	87
Triple Flag Precious Metals Corp.	6	177
Wheaton Precious Metals Corp.	1	138
Whitecap Resources Inc. (a)	270	2,809
		81,326
United Kingdom 10.8%
3i Group PLC	38	1,260
Anglo American PLC	23	1,154
AstraZeneca PLC	5	859
AstraZeneca PLC	17	3,166
Autotrader Group PLC	144	952
Aviva PLC	42	362
BAE Systems PLC	38	922
Barclays PLC	188	1,262
Barclays PLC - ADR	6	150
Barratt Redrow PLC	727	2,711
Beazley Ireland Holdings PLC	29	496
Bellway p.l.c.	9	239
BP P.L.C. - ADR	8	299
BP P.L.C.	528	3,263
British American Tobacco P.L.C.	16	1,015
BT Group PLC	397	1,001
Bunzl Public Limited Company	9	309
Burberry Group PLC (b)	21	295
Centrica PLC	56	127
Compass Group PLC	49	1,588
Croda International Public Limited Company	14	550
Diageo PLC - ADR (a)	7	594
Diageo PLC	47	947
Diploma PLC	1	136
Drax Group PLC	31	310
Experian PLC	27	898
Fiat Chrysler Automobiles N.V. (b)	45	257
Frasers Group PLC (b)	10	95
Games Workshop Group PLC	1	327
GSK PLC	63	1,645
GSK PLC - ADR (a)	1	42
Haleon PLC	226	1,040
Haleon PLC - ADR (a)	1	9
Halma Public Limited Company	3	179
Howden Joinery Group PLC	155	1,722
HSBC Holdings PLC - ADR	8	772
HSBC Holdings PLC	199	3,769
IG Group Holdings PLC	41	977
Imperial Brands PLC	13	475
Inchcape PLC	126	1,285
Informa PLC	101	1,208
InterContinental Hotels Group PLC	1	211
Intertek Group PLC	25	1,935
J Sainsbury PLC	145	617
JD Sports Fashion PLC	244	274
Jet2 PLC	4	63
Kingfisher PLC	481	1,807
Legal & General Group PLC	166	631
Lion Finance Group PLC	4	550
Lloyds Banking Group PLC - ADR	17	96
Lloyds Banking Group PLC	704	1,031
London Stock Exchange Group PLC	3	339
Man Group PLC	85	329
Marks and Spencer Group P.L.C.	24	120
Melrose Industries PLC	77	485
Mondi PLC	15	138
National Grid PLC	24	394
National Grid PLC - ADR	2	160
NatWest Group PLC	261	2,309
Next PLC	3	640
Pan African Resources PLC	315	401
Paragon Banking Group PLC	3	28
Pennon Group PLC	70	434
Reckitt Benckiser Group PLC	21	1,372
Relx PLC	25	786
Relx PLC - ADR	5	165
Rolls-Royce Holdings PLC	160	3,079
RS Group PLC	44	342
Serco Group PLC	54	156
Severn Trent PLC	3	137
Shell PLC - Class A	115	4,469
Shell PLC - Class A - ADR	21	1,611
Smith & Nephew PLC - ADR (a)	5	158
Smith & Nephew PLC	44	641
Smiths Group PLC	11	370
Softcat PLC	35	862
Spirax Group PLC	5	439
SSE PLC	11	362
St. James's Place PLC	10	164
Standard Chartered PLC	34	912
Stolt-Nielsen M.S. Ltd.	3	91
Subsea 7 S.A.	11	372
Tesco PLC	439	2,669
The Sage Group PLC.	18	193
Unilever PLC	16	980
Unilever PLC - ADR	7	450
United Utilities PLC	41	710
Vodafone Group Public Limited Company	987	1,305
Wise Group PLC - Class A (b)	8	95
WPP 2012 Limited	30	92
		74,641
Switzerland 8.0%
ABB Ltd - Class N	11	1,152
Alcon AG	6	417
Alcon AG	10	643
Avolta AG - Class N	9	626
BELIMO Holding AG - Class N	1	610
BKW Energie AG	—	66
Bucher Industries AG	2	825
Chocoladefabriken Lindt & Sprungli AG - Class N	—	356
Compagnie Financiere Richemont S.A.	4	985
Datwyler Holding AG	—	21
EMS-Chemie Holding AG	—	175
Geberit AG - Class N	3	2,027
Georg Fischer AG - Class N	15	803
Givaudan S.A. - Class N	—	453
Glencore PLC	153	1,041
Helvetia Baloise Holding AG	6	1,599
Holcim AG	31	2,757
International Workplace Group PLC	29	72
Julius Bar Gruppe AG - Class N	41	3,539
Lonza Group AG	2	1,432
Medacta Group SA	—	36
Nestle S.A. - Class N	51	5,231
Novartis AG - ADR	11	1,762
Novartis AG - Class N	34	5,250
Partners Group Holding AG	—	389
PSP Swiss Property AG - Class N	3	471
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Roche Holding AG	8	3,440
Roche Holding AG	3	1,294
Schindler Holding AG - Class N	—	78
SFS Group AG	1	219
SGS S.A.	2	287
Siegfried Holding AG (a)	8	710
Sika AG	2	472
SoftwareONE Holding AG	2	17
Sonova Holding AG	3	611
Straumann Holding AG - Class N	2	277
Sulzer AG - Class N	1	91
Swatch Group AG, The	6	1,548
Swiss Life Holding AG - Class N	1	861
Swiss Prime Site AG - Class N	39	6,406
Swisscom AG - Class N	2	1,360
Swissquote Group Holding S.A.	12	546
UBS Group AG	—	21
UBS Group AG	29	1,462
VAT Group AG (c)	1	1,051
VZ Holding AG - Class N	2	350
Zurich Insurance Group AG - Class N	2	1,604
		55,443
Germany 7.6%
Adidas AG - Class N	4	860
Allianz SE	7	3,208
Aumovio SE (b)	2	90
Aurubis AG	1	246
BASF SE - Class N	50	2,695
Bayer Aktiengesellschaft - Class N	65	3,578
Bayerische Motoren Werke Aktiengesellschaft	7	433
Bilfinger SE	1	71
Brenntag SE - Class N	20	1,241
Continental Aktiengesellschaft	17	1,418
CTS Eventim AG & Co. KGaA	11	651
Daimler Truck Holding AG	10	493
Deutsche Bank Aktiengesellschaft - Class N	25	838
Deutsche Borse Aktiengesellschaft - Class N	4	1,163
Deutsche Lufthansa Aktiengesellschaft	35	398
Deutsche Post AG - Class N	36	2,211
Deutsche Telekom AG - Class N	103	2,804
DWS Group GmbH & Co. KGaA (c)	5	378
E.ON SE - Class N	130	2,683
Evonik Industries AG	31	562
flatexDEGIRO SE	1	52
Fraport AG Frankfurt Airport Services Worldwide	1	112
Fresenius Medical Care AG	29	1,306
Fresenius SE & Co. KGaA	14	660
GEA Group Aktiengesellschaft	24	1,677
Hannover Ruck SE - Class N	3	758
Hapag-Lloyd Aktiengesellschaft (c)	1	128
Heidelberg Materials AG	1	130
Henkel AG & Co. KGaA	—	7
Hensoldt AG	22	1,696
HOCHTIEF Aktiengesellschaft	1	849
Infineon Technologies AG - Class N	22	2,067
Kion Group AG	6	257
Knorr-Bremse Aktiengesellschaft (c)	10	1,195
LEG Immobilien SE	5	295
Mercedes-Benz Group AG - Class N	14	703
MERCK Kommanditgesellschaft auf Aktien	3	464
MTU Aero Engines AG - Class N	1	234
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	3	1,428
Qiagen N.V.	—	18
Qiagen N.V.	12	460
Rheinmetall Aktiengesellschaft	2	1,716
RTL Group S.A.	1	48
RWE Aktiengesellschaft	24	1,520
SAP SE	5	738
Scout24 SE (c)	7	561
Siemens Aktiengesellschaft - Class N	3	1,030
Siemens Energy AG	8	1,549
Siemens Healthineers AG (c)	25	971
Symrise AG	5	471
Talanx Aktiengesellschaft	14	1,800
Volkswagen Aktiengesellschaft	1	121
Vonovia SE	21	529
Zalando SE (b) (c)	34	984
		52,555
France 7.2%
Aeroports de Paris	4	576
Airbus SE	6	1,318
Alstom (a) (b)	12	214
Arkema	7	418
AXA	16	805
Ayvens (d)	15	191
Biomerieux S.A.	1	88
BNP Paribas	8	913
Bouygues	26	1,458
Bureau Veritas	20	610
Capgemini France	6	648
Carrefour	82	1,515
Compagnie de Saint-Gobain	23	2,057
Compagnie Generale des Etablissements Michelin	17	660
Credit Agricole S.A.	15	302
Danone	11	889
Dassault Systemes	5	98
Edenred	7	174
Eiffage	8	1,202
Elis Services	5	169
Engie	98	3,090
EssilorLuxottica	1	235
Eurofins Scientific SE	14	1,111
Euronext N.V. (c)	6	915
Gaztransport Et Technigaz	4	946
Getlink S.E.	1	15
Hermes International	—	602
IPSEN	3	662
JCDecaux SE	15	329
Kering	1	191
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	7	1,308
Legrand	6	957
L'Oreal	2	769
LVMH Moet Hennessy Louis Vuitton	3	1,932
Nexans	1	223
Orange	139	2,623
Pernod Ricard	13	922
Publicis Groupe S.A.	4	410
Renault	37	1,051
Rexel	49	2,132
Rubis	3	91
Safran	3	1,169
Sanofi	10	834
Sartorius Stedim Biotech	—	56
Schneider Electric SE	2	631
Societe d'exploitation Hoteliere	16	941
Societe Generale	28	2,475
Spie S.A.	19	1,112
Technip Energies N.V.	8	313
Thales	3	756
Tikehau Capital	5	94
TotalEnergies SE	58	4,552
Veolia Environnement	10	413
VINCI	14	1,980
VusionGroup (a)	—	20
		50,165
Australia 6.1%
AGL Energy Limited	19	109
ALS Limited	13	214
Ampol Limited	11	243
Ansell Limited	29	641
ANZ Group Holdings Limited	30	730
Aristocrat Leisure Limited	5	225
ASX Limited	2	76
Atlas Arteria Limited	39	138
AUB Group Limited	13	262
Australian Pipeline Trust	21	148
Bellevue Gold Limited (b)	110	93

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
BHP Group Limited - ADR	8	690
BHP Group Limited	119	4,918
BHP Group Limited (a)	6	243
BlueScope Steel Limited	34	745
Brambles Limited	57	766
Breville Group Limited (a)	23	509
Car Group Limited	3	58
Cleanaway Waste Management Limited	174	284
Coles Group Limited	46	774
Commonwealth Bank of Australia	10	1,091
Computershare Limited	23	596
CSL Limited	5	367
Dalrymple Bay Infrastructure Limited	27	108
Downer EDI Limited	230	1,287
Dyno Nobel Limited	607	1,649
EBOS Group Limited	7	80
Endeavour Group Limited	89	199
Evolution Mining Limited	132	1,080
Fortescue Ltd	50	669
Genesis Minerals Limited (b)	20	74
Harvey Norman Holdings Ltd	83	278
HUB24 Limited	5	263
Insurance Australia Group Limited	104	584
JB Hi-Fi Limited	11	600
Lendlease Corporation Limited	32	72
Lynas Rare Earths Limited (b)	1	17
Macquarie Group Limited	2	399
Medibank Private Limited	135	466
Metcash Limited	261	535
National Australia Bank Limited	40	1,052
New Hope Corporation Limited (a)	156	577
NEXTDC Limited (b)	40	402
Nine Entertainment Co. Holdings Limited	197	121
Northern Star Resources Ltd	48	627
Oramelius Resources Limited	72	147
Orica Limited	32	522
Origin Energy Limited	59	451
Perseus Mining Limited	100	330
PLS Group Limited (b)	7	23
Premier Investments Limited	13	133
Qantas Airways Limited	15	111
QBE Insurance Group Limited	118	2,058
Ramsay Health Care Limited	12	377
Reece Limited (a)	2	24
Regis Resources Limited	82	341
Resolute Mining Limited (b)	214	141
Rio Tinto Limited	11	1,326
Rio Tinto PLC - ADR	1	95
Rio Tinto PLC	24	2,288
Sandfire Resources Limited (b)	25	342
SEEK Limited	13	126
SGH Limited	7	217
Sigma Healthcare Ltd	11	21
Sonic Healthcare Limited	40	570
Steadfast Group Ltd	126	444
Suncorp Group Limited	74	986
Super Retail Group Limited	36	329
Technology One Limited	5	93
Telstra Group Limited	66	231
Transurban Holdings Limited	20	203
Treasury Wine Estates Limited	63	209
Ventia Services Group Limited (c)	223	955
Wesfarmers Limited	12	728
Westpac Banking Corporation	39	951
WiseTech Global Limited	1	30
Woodside Energy Group Ltd	54	1,053
Woodside Energy Group Ltd - ADR (a)	3	58
Woolworths Group Limited	28	782
Zip Co Limited (b)	141	319
		42,073
Netherlands 3.9%
Aalberts N.V.	12	535
ABN AMRO Bank N.V. - DUTCHCERT (c)	54	2,283
Adyen N.V. (b) (c)	—	170
Arcadis N.V.	1	32
ASM International N.V.	1	1,598
ASML Holding N.V. - ADR	2	4,544
ASML Holding N.V.	3	6,362
ASR Nederland N.V.	9	693
BE Semiconductor Industries N.V.	2	706
CTP N.V.	6	114
HAL Trust	2	403
Heineken N.V.	4	304
IMCD N.V.	6	565
ING Groep N.V.	27	861
Koninklijke Ahold Delhaize N.V.	38	1,536
Koninklijke KPN N.V.	246	1,216
Koninklijke Philips N.V. - ADR (c)	2	55
Koninklijke Philips N.V.	28	772
Koninklijke Vopak N.V.	14	736
NN Group N.V.	17	1,519
Prosus N.V. - Class N	11	460
Randstad N.V. (a)	29	831
Wolters Kluwer N.V. - Class C	8	484
		26,779
Italy 3.9%
Acea S.p.A.	4	110
Assicurazioni Generali Societa' Per Azioni (a)	5	256
Azimut Holding S.p.A.	17	669
Banca Mediolanum SpA	8	209
Banca Monte dei Paschi di Siena S.p.A.	158	1,969
Banco BPM Societa' Per Azioni	126	2,188
Bper Banca S.P.A.	58	919
Brunello Cucinelli S.p.A. (a)	8	714
Buzzi S.p.A.	3	142
Credito Emiliano S.P.A.	46	897
Davide Campari-Milano N.V. (a)	39	245
De' Longhi S.P.A.	8	346
ENEL - SPA	115	1,321
Eni S.P.A.	81	1,909
Ferrari N.V. (a)	1	265
Ferrari N.V.	—	165
Finecobank Banca Fineco S.P.A.	41	1,019
Hera S.p.A.	233	973
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (c)	13	90
Intesa Sanpaolo SPA	193	1,327
Iren S.p.A.	36	103
Italgas S.p.A.	64	745
Iveco Group N.V.	33	528
Leonardo S.p.A.	4	207
Moncler S.p.A.	7	402
Pirelli & C. S.p.A. (c)	81	616
Poste Italiane - Societa' Per Azioni (c)	10	325
Prada S.p.A. (a)	24	122
Prysmian S.p.A.	6	1,011
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	23	1,334
Snam S.p.A.	56	406
Sol S.P.A.	1	59
Telecom Italia S.p.A. (b)	186	1,694
Terna - Rete Elettrica Nazionale Societa Per Azioni (a)	50	589
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	30	2,646
Unipol Assicurazioni S.P.A.	9	242
		26,762
Spain 2.8%
Acciona, S.A. (a)	3	968
AENA S.M.E., S.A.	20	597
Amadeus IT Holding, S.A. (c)	18	1,044
ASC Actividades De Construccion Y Servicios SA	9	1,397
Banco Bilbao Vizcaya Argentaria S.A.	124	3,122
Banco Bilbao Vizcaya Argentaria S.A. - ADR (a)	14	354
Banco De Sabadell SA	134	474
Banco Santander, S.A.	197	2,732
Bankinter Sociedad Anonima	67	1,123
CaixaBank SA	86	1,217
Cellnex Telecom, S.A. (c)	4	117

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Compania De Distribucion Integral Logista SAU	7	268
Corporacion Acciona Energias Renovables, S.A.	5	127
EDP Renovaveis Socieda Anonima (a)	16	260
Enagas S.A. (a)	13	259
Endesa, S.A.	3	138
Fluidra S.A.	1	31
Grifols, S.A. - Class A (a)	39	401
Iberdrola, Sociedad Anonima	26	659
Indra Sistemas S.A.	10	523
Industria de Diseno Textil, S.A.	12	731
Mapfre S.A.	85	424
Naturgy Energy Group S.A.	6	195
Redeia Corporacion S.A. (a)	18	302
Repsol S.A. (a)	44	1,099
Telefonica, S.A. (a)	162	652
		19,214
Sweden 2.5%
AAK AB (publ) (a)	2	58
AB Sagax - Class B (a)	5	85
Addlife AB - Class B	19	313
Addtech AB - Class B	8	268
Aktiebolaget Electrolux - Class B (a) (b)	64	200
Aktiebolaget SKF - Class B	14	369
Aktiebolaget Volvo - Class A	5	163
Aktiebolaget Volvo - Class B	43	1,467
Alfa Laval AB	3	207
Altra Fastigheter AB	15	106
Ambea AB ( publ ) (c)	14	214
ASSA ABLOY AB - Class B	6	200
Atlas Copco Aktiebolag - Class A	26	521
Atlas Copco Aktiebolag - Class B	15	260
Avanza Bank Holding AB (a)	15	607
Betsson AB - Class B	16	138
Billerud Aktiebolag (publ)	67	435
Boliden AB	7	407
Bonesupport Holding AB (b)	8	171
Bravida Holding AB (c)	32	409
Bufab AB (publ)	6	75
Bure Equity AB	10	268
Camurus AB (b)	—	23
Castellum Aktiebolag	28	372
Electrolux Professional AB (publ) - Class B	1	6
Elekta AB (publ) - Class B (a)	42	216
Epiroc Aktiebolag - Class A	8	209
Epiroc Aktiebolag - Class B	5	123
EQT AB (a) (c)	1	21
Essity Aktiebolag (publ) - Class A	—	13
Essity Aktiebolag (publ) - Class B	19	524
Evolution AB (publ) (b) (c)	3	220
G&L Beijer Ref AB - Class B (a)	6	84
Getinge AB (publ) - Class B	24	481
H & M Hennes & Mauritz AB - Class B (a)	10	173
Hexagon Aktiebolag - Class B	13	105
Hexpol AB - Class B (a)	16	122
Holmen Aktiebolag - Class B	5	152
Indutrade Aktiebolag	2	42
Invisio AB	1	13
Lagercrantz Group Aktiebolag - Class B	14	366
Lifco AB (Publ) - Class B	2	65
Loomis AB - Class B	9	425
Medicover AB - Class B	13	319
Mycronic AB (publ)	16	530
NCC Aktiebolag - Class B	10	194
NIBE Industrier AB - Class B (a)	22	81
Nolato Aktiebolag - Class B	4	21
Nordnet AB	5	204
Peab AB - Class B	14	134
SAAB Aktiebolag - Class B	1	61
Sandvik Aktiebolag	19	799
Scandic Hotels Group AB	34	315
Securitas AB - Class B	8	125
Skandinaviska Enskilda Banken AB - Class A	18	361
Skanska AB - Class B	9	229
Skistar Aktiebolag - Class B	4	62
SSAB AB - Class B	25	226
Svenska Cellulosa Aktiebolaget SCA - Class A	1	11
Svenska Cellulosa Aktiebolaget SCA - Class B	16	168
Svenska Handelsbanken AB - Class A	14	211
Svenska Handelsbanken AB - Class B (a)	1	14
SWECO Civil AB - Class B	7	97
Swedbank AB - Class A	12	466
Tele2 AB - Class B	18	313
Telefonaktiebolaget LM Ericsson - Class A	1	10
Telefonaktiebolaget LM Ericsson - Class B	90	1,004
Telia Company AB	128	625
Thule Group AB (a) (c)	5	104
Trelleborg AB - Class B	4	178
Vitrolife AB	3	23
Wihlborgs Fastigheter AB	11	83
		17,664
Denmark 1.8%
A.P. Moller - Maersk A/S - Class B	—	230
ALK-Abello A/S - Class B	3	117
Carlsberg A/S - Class B	5	607
Coloplast A/S - Class B	2	117
Danske Bank A/S	24	1,314
Demant A/S (b)	18	755
DSV A/S	2	581
Genmab A/S (b)	2	413
Jyske Bank A/S	2	234
NKT A/S (b)	8	1,224
Novo Nordisk A/S - Class B	40	1,938
Novozymes A/S - Class B	1	55
Orsted A/S (b) (c)	7	160
Pandora A/S	7	797
Ringkjobing Landbobank. Aktieselskab	6	1,538
Rockwool A/S - Class A	1	17
Rockwool A/S - Class B	32	1,026
Tryg A/S	12	284
Vestas Wind Systems A/S	30	862
		12,269
Finland 1.3%
Elisa Oyj	19	790
Fortum Oyj	25	574
Kesko Oyj - Class B	28	618
Kone Corporation - Class B	6	357
Konecranes Oyj	25	760
Mandatum Holding Oy (a)	9	56
Metso Oyj	19	323
Neste Oyj	14	473
Nokia Oyj	88	1,168
Nordea Bank Abp	58	1,098
Orion Oyj - Class B	3	238
Sampo Oyj - Class A	46	480
Sampo Oyj - Class A	50	527
Stora Enso Oyj - Class R (a)	54	573
UPM-Kymmene Oyj	25	666
Valmet Oy (a)	15	367
Wartsila Oyj Abp	5	202
		9,270
Singapore 1.2%
ASMPT Limited	23	722
Capitaland Investment Limited	112	217
DBS Group Holdings Ltd	27	1,352
Genting Singapore Limited (a)	238	112
Golden Agri-Resources Ltd.	393	82
Hafnia Limited	13	85
Jardine Cycle & Carriage Limited	22	452
Keppel Ltd.	66	560
NetLink NBN Trust	53	40
Oversea-Chinese Banking Corporation Limited	33	641
SATS Ltd.	66	233
Seatrium Limited (a)	357	545
Sembcorp Industries Ltd (a)	63	311
Singapore Airlines Limited	106	627
Singapore Exchange Limited	36	663
Singapore Land Group Limited	27	68
Singapore Technologies Engineering Ltd	14	109

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Singapore Telecommunications Limited	78	265
United Overseas Bank Limited	23	702
UOL Group Limited	10	73
Venture Corporation Limited	21	279
Wilmar International Limited	108	301
		8,439
Israel 1.2%
Africa Israel Residences Ltd.	—	13
Alrov Properties & Lodgings Ltd.	—	9
Ashtrom Group Ltd.	2	39
Aura Investments Ltd.	6	40
Azrieli Group Ltd.	—	49
Bank Hapoalim B.M.	25	580
Bank Leumi Le-Israel B.M.	36	794
Bezeq Israel Communications Company Ltd	73	173
Big Shopping Centers Ltd	—	56
Blue Square Real Estate Ltd	—	47
Camtek Ltd. (b)	—	23
Cellcom Israel Ltd.	2	18
CLAL Insurance Enterprises Holdings Ltd	7	551
Danya Cebus Ltd.	—	16
Delek Group Ltd.	—	104
Delta Galil Industries Ltd.	2	83
Doral Group Renewable Energy Resources Ltd (b)	1	28
Elbit Systems Ltd.	—	49
Electra Ltd	3	129
Enlight Renewable Energy Ltd. (b)	3	244
Equital Ltd. (b)	3	108
First International Bank of Israel Ltd.	2	131
Formula Systems (1985) Ltd.	1	96
Fox - Wizel Ltd	1	69
Gilat Satellite Networks Ltd. (b)	1	13
Harel Insurance Investments & Financial Services Ltd.	5	259
I.D.I. Insurance Company Ltd	1	53
Industrial Buildings Corporation Ltd	50	217
Isracard Ltd.	56	212
Israel Canada (T. R) Ltd	1	4
Israel Discount Bank Limited	31	308
Matrix I.T. Ltd	5	128
Mega OR Holdings Ltd.	—	31
Melisron Limited	—	46
Menora Mivtachim Insurance Ltd.	—	39
Migdal Insurance and Financial Holdings Ltd.	7	37
Mizrahi Tefahot Bank Ltd	4	233
Nayax Ltd (b)	—	29
Neto Malinda Trading Ltd	1	26
Next Vision Stabilized Systems Ltd	—	17
Nice Ltd (b)	—	16
Nova Ltd. (b)	—	64
Oil Refineries Ltd	241	127
Partner Communications Ltd	13	164
Paz Retail And Energy Ltd	1	299
Phoenix Financial Ltd	10	563
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	1	180
Shikun & Binui Ltd.	24	152
Shufersal Ltd.	16	234
Strauss Group Ltd	3	100
Tel Aviv Stock Exchange Ltd., The	12	502
Teva Pharmaceutical Industries Ltd - ADR (b)	4	138
Teva Pharmaceutical Industries Ltd (b)	13	429
Tower Semiconductor Ltd. (b)	—	125
Veridis Environment Ltd. (b)	5	79
		8,273
Hong Kong 1.2%
AIA Group Limited	115	1,055
Bank of East Asia, Limited, The	146	234
Cathay Pacific Airways Limited	83	138
CK Asset Holdings Limited	48	273
CK Hutchison Holdings Limited	40	339
CK Infrastructure Holdings Limited	15	114
CLP Holdings Limited	22	201
Dfi Retail Group Holdings Limited	85	324
First Pacific Company Limited	390	239
Guotai Junan International Holdings Limited (a)	234	59
Hang Lung Properties Limited	528	465
HK Electric Investments Limited (a)	49	39
HKT Trust	283	421
Hong Kong And China Gas Company Limited -The-	235	195
Hong Kong Exchanges and Clearing Limited	13	613
Hysan Development Company Limited	18	38
Johnson Electric Holdings Limited	174	432
MH Development Limited (b) (e)	12	—
MTR Corporation Limited (a)	34	132
New World Development Company Limited (b)	282	228
PCCW Limited	138	94
Sino Land Company Limited	237	311
Sun Hung Kai Properties Limited	15	216
Swire Pacific Limited - Class A	10	104
Swire Properties Limited	56	147
Techtronic Industries Company Limited	34	566
United Laboratories International Holdings Ltd, The (a)	252	271
WH Group Limited (c)	400	420
Wharf Real Estate Investment Company Limited	43	117
Xinyi Glass Holdings Limited (a)	132	144
Yue Yuen Industrial (Holdings) Limited (a)	85	133
		8,062
Belgium 1.1%
Ackermans	3	998
Ageas SA/NV	7	548
Anheuser-Busch InBev	24	1,963
Argenx SE (b)	—	161
Colruyt Group (a)	3	112
DEME Group	1	171
D'Ieteren Group	2	459
Elia Group	2	307
KBC Groep	9	1,293
Lotus Bakeries	—	279
U C B	3	961
Umicore	11	264
		7,516
Austria 0.7%
Andritz AG	10	846
BAWAG Group AG (c)	6	1,160
Erste Group Bank AG	6	833
OMV Aktiengesellschaft	8	518
Raiffeisen Bank International AG	1	74
Strabag SE	2	186
Telekom Austria Aktiengesellschaft	7	73
UNIQA Insurance Group AG	16	317
Verbund AG	1	79
voestalpine AG	16	757
		4,843
Norway 0.7%
Aker BP ASA	11	345
Aker Solutions ASA (c)	25	110
Atea ASA	10	172
Austevoll Seafood ASA	5	36
Bluenord ASA	2	113
Borregaard ASA	4	63
BW Energy Limited (b) (d)	9	49
Bw Lpg Limited	5	94
DNB Bank ASA	8	247
DOF Group ASA	8	88
Elkem ASA (b) (c)	15	48
Entra ASA (c)	1	11
Equinor ASA	23	713
Eurizon Opportunita	22	193
Frontline PLC	4	130
Gjensidige Forsikring ASA	3	80
Hoegh Autoliners ASA	11	161
Kitron ASA	3	27
Kongsberg Gruppen ASA	4	124
Kongsberg Maritime AS (b)	4	21
Leroy Seafood Group ASA	10	38
Mowi ASA	3	60

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Nordic Semiconductor ASA (b)	4	69
Norsk Hydro ASA	28	256
Odfjell Drilling Ltd.	10	81
Orkla ASA	3	32
Protector Forsikring ASA	2	103
SalMar ASA	—	12
Scatec ASA (b) (c)	12	122
Sparebank 1 Ostlandet	2	43
Sparebank 1 Sor-Norge ASA	7	132
Storebrand ASA	15	284
Telenor ASA	7	104
TGS ASA	10	129
TOMRA Systems ASA	3	29
Var Energi ASA	7	31
Veidekke ASA	9	169
Vend Marketplaces ASA - Class B	3	81
Wallenius Wilhelmsen ASA	6	77
Yara International ASA	3	153
		4,830
Ireland 0.6%
AIB Group Public Limited Company	151	1,772
Bank of Ireland Group Public Limited Company	50	1,002
Glanbia Public Limited Company	15	405
Kerry Group Public Limited Company - Class A	6	508
Kingspan Group Public Limited Company	6	524
		4,211
United States of America 0.4%
Brookfield Infrastructure Corporation - Class A	1	26
International Paper Company	16	608
James Hardie Industries Public Limited Company - CHESS	7	193
Octave Intelligence Public Limited Company - SWEDDR (b)	1	21
Reliance Worldwide Corporation Limited	88	240
Samsonite Group S.A. (c)	121	211
Sunbelt Rental Holdings Inc.	12	854
Universal Music Group N.V.	17	353
Waste Connections, Inc.	4	604
		3,110
Portugal 0.3%
Banco Comercial Portugues S.A.	607	719
EDP-Energias de Portugal Sociedade Anonima Sucursal en Espana	67	349
Galp Energia, SGPS, S.A. - Class B	31	658
Jeronimo Martins, SGPS, S.A.	15	287
Sonae - SGPS, S.A.	94	217
		2,230
Chile 0.3%
Antofagasta PLC	12	615
Capstone Copper Corp. (b)	154	1,417
		2,032
New Zealand 0.2%
Air New Zealand Limited	113	28
Auckland International Airport Limited	20	95
Chorus Limited	20	113
Contact Energy Limited	14	72
Fisher & Paykel Healthcare Corporation Limited	6	122
Fletcher Building Limited (b)	55	105
Freightways Group Limited	16	130
Genesis Energy Limited	97	142
Infratil Limited (a)	9	77
Mainfreight Limited (a)	3	118
Mercury NZ Limited	10	41
Meridian Energy Limited	15	50
Port of Tauranga Limited	2	12
Ryman Healthcare Limited (b)	21	27
Spark New Zealand Limited	55	59
Summerset Group Holdings Limited	9	45
The a2 Milk Company Limited (a)	17	87
Vector Limited	4	12
Xero Limited (b)	3	174
		1,509
Zambia 0.1%
First Quantum Minerals Ltd (b)	37	997
China 0.1%
BOC Hong Kong (Holdings) Limited	42	228
Cowell E Holdings Inc.	28	84
SITC International Holdings Company Limited	107	429
Yangzijiang Shipbuilding (Holdings) Ltd.	83	220
		961
Cote D'Ivoire 0.1%
Endeavour Mining Corporation	13	662
Georgia 0.1%
TBC Bank Group PLC	8	496
Democratic Republic of the Congo 0.1%
Ivanhoe Mines Ltd - Class A (b)	51	400
Macau 0.0%
Galaxy Entertainment Group Limited	49	185
MGM China Holdings Limited	68	89
Sands China Ltd.	32	53
Wynn Macau, Limited	111	72
		399
Faroe Islands 0.0%
P/F Bakkafrost Sales	1	31
United Arab Emirates 0.0%
NMC Health PLC (e)	1	—
Total Common Stocks (cost $525,242)		686,546
PREFERRED STOCKS 0.4%
Germany 0.4%
Bayerische Motoren Werke Aktiengesellschaft	1	80
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	6	322
Henkel AG & Co. KGaA (f)	11	916
Porsche Automobil Holding SE (f)	19	597
Sartorius Aktiengesellschaft	—	48
Volkswagen Aktiengesellschaft (f)	12	944
Total Preferred Stocks (cost $3,769)		2,907
RIGHTS 0.0%
Spain 0.0%
ASC Actividades De Construccion Y Servicios SA (b)	9	20
Total Rights (cost $20)		20
WARRANTS 0.0%
Italy 0.0%
Webuild S.p.A. (a) (b) (g)	—	—
Canada 0.0%
Constellation Software Inc. (b) (e)	—	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 3.63% (h) (i)	4,027	4,027
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 3.53% (h) (i)	2,439	2,439
Total Short Term Investments (cost $6,466)		6,466
Total Investments 100.4% (cost $535,497)		695,939
Other Assets and Liabilities, Net (0.4)%		(2,496)
Total Net Assets 100.0%		693,443

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

(a) All or a portion of the security was on loan as of June 30, 2026.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $256 and 0.0% of the Fund.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(f) Convertible security.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/DFA International Core Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	5,242	83,086	85,889	79	—	—	2,439	0.3
JNL Government Money Market Fund, 3.63% - Class SL	10,338	49,327	55,638	168	—	—	4,027	0.6
	15,580	132,413	141,527	247	—	—	6,466	0.9

JNL/DFA International Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V.	02/24/23	907	2,283	0.3
Adyen N.V.	11/24/21	316	170	—
Aker Solutions ASA	08/15/25	73	110	—
Amadeus IT Holding, S.A.	07/17/20	1,318	1,044	0.2
Ambea AB ( publ )	02/09/26	207	214	—
BAWAG Group AG	05/29/20	458	1,160	0.2
Bravida Holding AB	01/13/25	301	409	0.1
Cellnex Telecom, S.A.	06/25/19	163	117	—
DWS Group GmbH & Co. KGaA	02/18/26	344	378	0.1
Elkem ASA	07/23/24	31	48	—
Emera Incorporated	01/05/21	256	313	0.1
Entra ASA	01/10/24	11	11	—
EQT AB	06/13/25	21	21	—
Euronext N.V.	11/18/20	628	915	0.1
Evolution AB (publ)	05/06/22	276	220	—
Hapag-Lloyd Aktiengesellschaft	10/25/21	191	128	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	03/04/26	128	90	—
Knorr-Bremse Aktiengesellschaft	10/19/23	938	1,195	0.2
Koninklijke Philips N.V.	08/06/21	72	55	—
Orsted A/S	12/23/20	225	160	—
Pirelli & C. S.p.A.	02/06/26	588	616	0.1
Poste Italiane - Societa' Per Azioni	08/23/22	139	325	0.1
Samsonite Group S.A.	08/25/23	355	211	—
Scatec ASA	05/12/22	98	122	—
Scout24 SE	09/09/25	800	561	0.1
Siemens Healthineers AG	03/04/21	1,215	971	0.1
Thule Group AB	05/10/23	122	104	—
VAT Group AG	10/18/23	511	1,051	0.2
Ventia Services Group Limited	02/06/25	752	955	0.1
WH Group Limited	03/02/21	291	420	0.1
Zalando SE	08/13/25	923	984	0.1
		12,658	15,361	2.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	99,280	587,266	—	686,546
Preferred Stocks	—	2,907	—	2,907
Rights	—	20	—	20
Warrants	—	—	—	—
Short Term Investments	6,466	—	—	6,466
	105,746	590,193	—	695,939

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.8%
Information Technology 29.5%
8X8, Inc. (a)	8	14
A10 Networks, Inc.	3	106
Accenture Public Limited Company - Class A	12	1,461
ACI Worldwide, Inc. (a)	5	249
ACM Research, Inc. - Class A (a)	5	623
Adeia Inc.	6	186
Adobe Inc. (a)	5	1,120
Advanced Energy Industries, Inc.	2	598
Advanced Micro Devices, Inc. (a)	17	9,866
Agilysys, Inc. (a)	2	173
Akamai Technologies, Inc. (a)	9	1,122
Alarm.Com Holdings, Inc. (a)	2	107
Allegro Microsystems Inc. (a)	7	454
Alpha and Omega Semiconductor Limited (a)	2	118
Ambarella Inc. (a)	1	109
Amdocs Limited	4	208
Amkor Technology, Inc.	10	877
Amphenol Corporation - Class A	25	4,413
Amtech Systems, Inc. (a)	1	21
Analog Devices, Inc.	9	3,457
AppFolio, Inc. - Class A (a)	—	80
Apple Inc.	319	92,237
Applied Materials, Inc.	14	9,814
Applied Optoelectronics, Inc. (a)	1	152
AppLovin Corporation - Class A (a)	5	2,651
Arista Networks, Inc. (a)	10	1,653
Arrow Electronics, Inc. (a)	3	674
Astera Labs, Inc. (a)	2	927
Atlassian Corporation - Class A (a)	1	75
Autodesk, Inc. (a)	7	1,333
AvePoint, Inc. - Class A (a)	3	32
Aviat Networks, Inc. (a)	1	25
Avnet, Inc.	5	433
Axcelis Technologies, Inc. (a)	2	290
Badger Meter, Inc.	1	168
Bel Fuse Inc. - Class B	1	191
Belden Inc.	2	218
Benchmark Electronics, Inc.	2	222
Bentley Systems, Incorporated - Class B	15	462
Bill Holdings, Inc. (a)	7	261
Bk Technologies, Inc. (a)	—	16
Blackbaud, Inc. (a)	2	47
Blackline, Inc. (a)	1	42
Box, Inc. - Class A (a)	3	77
Broadcom Inc.	65	24,431
C3.ai, Inc. - Class A (a) (b)	3	26
Cadence Design Systems, Inc. (a)	3	1,181
Calix, Inc. (a)	4	133
CCC Intelligent Solutions Holdings Inc. (a)	11	57
CDW Corp.	5	737
Cerence Inc. (a)	2	28
CEVA Inc. (a)	1	37
Ciena Corporation (a)	5	2,449
Cirrus Logic, Inc. (a)	3	404
Cisco Systems, Inc.	50	5,874
Cleanspark Inc. (a)	4	63
Clear Secure, Inc. - Class A	4	218
Clearfield, Inc. (a)	1	24
Cloudflare, Inc. - Class A (a)	3	711
Cognex Corporation	9	682
Cognizant Technology Solutions Corporation - Class A	16	619
Coherent Corp. (a)	5	1,880
Cohu, Inc. (a)	2	135
Comtech Telecommunications Corp. (a)	1	3
Consensus Cloud Solutions, Inc. (a)	1	55
Corning Incorporated	9	2,410
Corsair Gaming, Inc. (a)	3	29
Crane Nxt, Co. (b)	3	148
Credo Technology Group Holding Ltd (a)	3	702
CrowdStrike Holdings, Inc. - Class A (a)	2	1,493
CTS Corporation	2	132
Daily Journal Corporation (a)	—	49
Daktronics, Inc. (a)	4	74
Datadog, Inc. - Class A (a)	4	1,144
Dell Technologies Inc. - Class C	5	2,223
Diebold Nixdorf, Incorporated (a)	3	251
Digi International Inc. (a)	2	134
Digital Turbine USA, Inc. (a)	5	67
DigitalOcean Holdings, Inc. (a)	3	486
Diodes Incorporated (a)	2	238
DocuSign, Inc. (a)	4	175
Dolby Laboratories, Inc. - Class A	4	235
Dropbox, Inc. - Class A (a)	5	136
DXC Technology Company (a)	10	86
Dynatrace, Inc. (a)	17	753
Eastman Kodak Company (a)	8	77
Enphase Energy, Inc. (a)	8	400
Entegris, Inc.	4	656
EPAM Systems, Inc. (a)	4	321
ePlus Inc.	2	157
Everforth, Inc. (a)	2	36
F5, Inc. (a)	3	1,229
Fabrinet (a)	1	789
Fair Isaac Corporation (a)	—	466
Fastly, Inc. - Class A (a)	7	134
First Solar, Inc. (a)	6	1,412
Flex Ltd. (a)	8	1,270
Formfactor, Inc. (a)	2	362
Fortinet, Inc. (a)	16	2,463
Frequency Electronics, Inc. (a)	1	66
Freshworks, Inc. - Class A (a)	6	57
Gartner, Inc. (a)	1	119
Gen Digital Inc.	49	1,229
Globalfoundries Inc.	4	362
Globant S.A. (a)	1	31
GoDaddy Inc. - Class A (a)	2	140
Grid Dynamics Holdings, Inc. - Class A (a)	4	25
Guidewire Software, Inc. (a)	1	156
Hackett Group, Inc., The	2	21
Harmonic, Inc. (a)	7	116
Hewlett Packard Enterprise Company	39	1,760
HP, Inc.	15	325
HubSpot, Inc. (a)	1	94
I3 Verticals, Inc. - Class A (a)	2	36
Ichor Holdings, Ltd. (a)	2	186
Information Services Group, Inc.	4	16
Insight Enterprises, Inc. (a)	1	111
Intapp US, Inc. (a)	1	23
Intel Corporation (a)	61	8,485
InterDigital, Inc.	1	399
International Business Machines Corporation	20	5,696
Intuit Inc.	3	725
ionQ, Inc. (a) (b)	9	486
IPG Photonics Corporation (a)	3	355
Itron, Inc. (a)	3	266
Jabil Inc.	4	1,379
Key Tronic Corporation (a)	—	2
Keysight Technologies, Inc. (a)	4	1,399
Kimball Electronics Group, LLC (a)	—	12
KLA Corporation	29	8,828
Klaviyo, Inc. - Series A (a)	1	8
Knowles Corporation (a)	4	169
Kulicke and Soffa Industries, Inc.	3	341
KVH Industries, Inc. (a)	2	15
Kyndryl Holdings, Inc. (a)	16	177
Lam Research Corporation	22	9,674
Lattice Semiconductor Corporation (a)	4	681
Littelfuse, Inc.	1	591
LiveRamp Holdings, Inc. (a)	5	180
Lumentum Holdings Inc. (a)	2	1,688
MACOM Technology Solutions Holdings, Inc. (a)	2	587
MagnaChip Semiconductor Corporation (a)	4	19
Manhattan Associates, Inc. (a)	4	551
Marvell Technology, Inc.	8	2,252
Methode Electronics, Inc.	2	39

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Microchip Technology Incorporated	10	905
Micron Technology, Inc.	24	28,070
Microsoft Corporation	159	59,322
Mirion Technologies (US), Inc. - Class A (a)	18	318
Mitek Systems, Inc. (a)	1	18
MKS Inc.	3	1,455
MongoDB, Inc. - Class A (a)	3	890
Monolithic Power Systems, Inc.	1	1,056
Motorola Solutions, Inc.	5	2,210
N-Able, Inc. (a)	6	21
Napco Security Technologies, Inc.	2	74
nCino OpCo, Inc. (a)	2	37
NCR Voyix Corporation (a)	6	52
NetApp, Inc.	9	1,388
NETGEAR, Inc. (a)	2	52
NetScout Systems, Inc. (a)	4	187
Nlight, Inc. (a)	2	140
Novanta Inc. (a)	2	307
Nutanix, Inc. - Class A (a)	3	178
NVE Corporation	—	49
NVIDIA Corporation	504	100,821
NXP Semiconductors N.V.	7	2,033
Okta, Inc. - Class A (a)	4	539
ON Semiconductor Corporation (a)	9	863
OneSpan Inc.	3	48
Onto Innovation Inc. (a)	2	696
Oracle Corporation	35	5,126
OSI Systems, Inc. (a)	1	189
Palantir Technologies Inc. - Class A (a)	13	1,532
Palo Alto Networks, Inc. (a)	5	1,874
PAR Technology Corporation (a) (b)	2	37
PC Connection, Inc.	2	129
PDF Solutions, Inc. (a)	1	100
Pegasystems Inc.	11	318
Penguin Solutions, Inc. (a)	3	248
Photronics, Inc. (a)	3	104
Plexus Corp. (a)	1	379
Porch Group Inc. - Class A (a)	2	25
Power Integrations, Inc.	3	240
Procore Technologies, Inc. (a)	10	390
Progress Software Corporation (a)	2	81
PTC Inc. (a)	7	801
Pure Storage, Inc. - Class A (a)	10	754
Q2 Holdings, Inc. (a)	1	49
Qnity Electronics, Inc.	5	774
Qorvo, Inc. (a)	7	623
Qualcomm Incorporated	26	4,716
Qualys, Inc. (a)	1	182
Ralliant Corporation	6	447
Rambus Inc. (a)	3	433
Red Violet, Inc. (a)	—	20
Ribbon Communications Inc. (a)	7	16
Richardson Electronics, Ltd.	1	11
Rimini Street, Inc. (a)	4	18
RingCentral, Inc. - Class A	4	144
Riot Platforms, Inc. (a)	14	372
Rogers Corporation (a)	1	155
Roper Technologies, Inc.	1	499
Salesforce, Inc.	12	1,922
Samsara Inc. - Class A (a)	12	376
SanDisk LLC (a)	3	7,285
Sanmina Corporation (a)	3	742
ScanSource, Inc. (a)	2	83
Seagate Technology Holdings Public Limited Company	5	4,674
SentinelOne, Inc. - Class A (a)	20	335
ServiceNow, Inc. (a)	9	909
Silicon Laboratories Inc. (a)	2	342
Sitime Corporation (a)	1	482
Skyworks Solutions, Inc.	11	741
Snowflake Inc. - Class A (a)	3	808
SolarEdge Technologies Ltd. (a)	1	59
Sprinklr, Inc. - Class A (a)	13	67
SPS Commerce, Inc. (a)	—	22
Super Micro Computer, Inc. (a)	14	403
Synaptics Incorporated (a)	3	343
Synopsys, Inc. (a)	3	1,506
TD SYNNEX Corporation	4	998
TE Connectivity Public Limited Company	9	1,783
Teledyne Technologies Incorporated (a)	1	960
Telos Corporation (a)	5	25
Teradata Corporation (a)	6	201
Teradyne, Inc.	3	1,271
Texas Instruments Incorporated	19	5,518
TransAct Technologies Incorporated (a)	—	1
Trimble Inc. (a)	13	649
TTM Technologies, Inc. (a)	6	1,201
Twilio Inc. - Class A (a)	7	1,406
Tyler Technologies, Inc. (a)	1	246
Uipath, Inc. - Class A (a)	36	386
Ultra Clean Holdings, Inc. (a)	3	426
Unisys Corporation (a)	4	14
Unity Software Inc. (a)	25	712
Universal Display Corporation	4	318
Veeco Instruments Inc. (a)	3	233
VeriSign, Inc.	4	1,063
Vertex, Inc. - Class A (a)	2	22
ViaSat, Inc. (a)	11	952
Viavi Solutions Inc. (a)	8	360
Vishay Intertechnology, Inc.	5	274
Vishay Precision Group, Inc. (a)	1	105
Vistance Networks, Inc. (a)	2	31
Vontier Corporation	10	285
Western Digital Corporation	10	6,261
Workday, Inc. - Class A (a)	2	251
Xerox Holdings Corporation	13	40
Xperi Inc. (a)	3	23
Yext, Inc. (a)	10	45
Zebra Technologies Corporation - Class A (a)	3	733
Zeta Global Holdings Corp. - Class A (a)	13	253
Zoom Communications, Inc. - Class A (a)	6	551
Zscaler, Inc. (a)	2	273
		519,207
Financials 14.6%
1st Security Bank of Washington	1	22
1st Source Corporation	2	162
Acacia Research Corporation (a)	2	8
Acadian Asset Management, Inc.	1	85
ACNB Corporation	1	50
Affiliated Managers Group, Inc.	2	549
Affirm Holdings, Inc. - Class A (a)	7	565
AFLAC Incorporated	16	1,868
Alerus Financial Corporation	1	46
Allstate Corporation, The	14	3,367
Ally Financial Inc.	14	645
Amalgamated Financial Corp.	2	101
Amerant Bancorp Inc. - Class A	2	42
American Coastal Insurance Corporation	1	16
American Express Company	14	4,880
American Financial Group, Inc.	5	768
American International Group, Inc.	18	1,345
Ameriprise Financial, Inc.	5	2,401
Ameris Bancorp	4	381
Amerisafe, Inc.	1	47
Ames National Corporation	1	17
AON Public Limited Company - Class A	7	2,433
Apollo Global Management, Inc.	7	872
Arch Capital Group Ltd. (a)	12	1,133
Ares Management Corporation - Class A	2	227
Arrow Financial Corporation	2	88
Arthur J. Gallagher & Co.	4	827
Artisan Partners Asset Management Inc. - Class A	4	127
Associated Banc-Corp	11	336
Assurant, Inc.	3	908
Assured Guaranty Ltd.	3	229
Atlantic Union Bank	10	413
Atlanticus Holdings Corporation (a)	1	101
AXIS Capital Holdings Limited	5	531
Axos Financial, Inc. (a)	3	339

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Baldwin Insurance Group, Inc., The - Class A (a)	1	31
Banc of California, Inc.	2	36
BancFirst Corporation	2	236
Bancorp, Inc., The (a)	3	190
Bank First Corporation	1	142
Bank of America Corporation	121	6,906
Bank of Hawaii Corporation	3	221
Bank of Marin Bancorp	2	47
Bank of N.T. Butterfield & Son Limited, The	2	140
Bank OZK	7	347
BankUnited, Inc.	4	210
Bankwell Financial Group, Inc.	—	14
Banner Corporation	2	126
Bar Harbor Bankshares	1	50
Baycom Corp	1	30
BCB Bancorp, Inc.	1	15
Beacon Financial Corporation	5	157
Berkshire Hathaway Inc. - Class B (a)	31	15,523
BGC Group, Inc. - Class A	20	212
BlackRock, Inc.	2	1,810
Blackstone Inc. - Class A	8	998
Block, Inc. - Class A (a)	9	684
Blue Ridge Bankshares, Inc.	3	9
BOK Financial Corporation	4	545
Bread Financial Payments, Inc.	3	290
Bridgewater Bancshares, Inc. (a) (c)	1	22
Brighthouse Financial, Inc. (a)	5	287
Brown & Brown, Inc.	8	525
Burke & Herbert Financial Services Corp.	—	30
Business First Bancshares, Inc.	1	43
Byline Bancorp, Inc.	3	130
C&F Financial Corporation	—	3
Camden National Corporation	2	88
Capital Bancorp, Inc.	—	15
Capital City Bank Group, Inc.	1	49
Capital One Financial Corporation	11	2,267
Capitol Federal Financial	7	57
Carlyle Group Inc., The	21	882
Carter Bankshares, Inc.	2	83
Cass Information Systems, Inc.	1	64
Cathay General Bancorp	5	287
CBOE Global Markets, Inc.	3	716
Central Pacific Financial Corp.	2	61
Charles Schwab Corporation, The	29	2,722
Chemung Financial Corporation	—	15
Chubb Limited	7	2,254
Cincinnati Financial Corporation	9	1,734
Citigroup Inc.	31	4,287
Citizens & Northern Corporation	1	17
Citizens Financial Group, Inc.	12	815
Citizens, Inc. - Class A (a) (b)	4	21
City Holding Company	1	131
Civista Bancshares, Inc.	2	62
CME Group Inc. - Class A	5	1,022
CNB Financial Corporation	2	73
CNO Financial Group, Inc.	1	74
Coastal Financial Corporation (a)	1	96
Cohen & Steers, Inc.	4	283
Coinbase Global, Inc. - Class A (a)	2	360
Columbia Banking System, Inc.	21	674
Columbia Financial, Inc. (a)	6	118
Commerce Bancshares, Inc.	10	600
Community Financial System, Inc.	3	202
Community Trust Bancorp, Inc.	1	102
Community West Bancshares	—	6
ConnectOne Bancorp, Inc.	3	89
Consumer Portfolio Services, Inc. (a)	2	20
Corebridge Financial, Inc.	40	1,143
Corpay Inc. (a)	5	1,766
Crawford & Company - Class A	2	20
Crawford & Company - Class B	1	15
Credit Acceptance Corporation (a)	1	357
Cullen/Frost Bankers, Inc.	4	658
Customers Bancorp, Inc. (a)	2	184
CVB Financial Corp.	10	223
Dave Inc. - Class A (a)	—	139
Dime Community Bancshares, Inc.	3	127
Donegal Group Inc. - Class A	2	30
Donnelley Financial Solutions, Inc. (a)	2	64
Eagle Bancorp, Inc.	3	73
East West Bancorp, Inc.	8	970
Eastern Bankshares, Inc.	18	394
eHealth, Inc. (a)	2	2
Employers Holdings, Inc.	2	88
Enact Holdings, Inc.	7	321
Encore Capital Group, Inc. (a)	2	154
Enova International, Inc. (a)	1	305
Enterprise Financial Services Corp.	3	171
Equitable Holdings, Inc.	9	414
Equity Bancshares, Inc. - Class A	1	52
Erie Indemnity Company - Class A (b)	1	162
Esquire Financial Holdings, Inc.	—	35
Essent Group Ltd.	5	353
Euronet Worldwide, Inc. (a)	2	162
Evercore Inc. - Class A	2	730
Everest Group, Ltd.	2	863
EVERTEC, Inc.	4	107
EZCORP, Inc. - Class A (a)	3	117
F&G Annuities & Life, Inc.	2	62
F.N.B. Corporation	23	432
FactSet Research Systems Inc.	1	233
Farmers National Banc Corp.	1	12
FB Financial Corporation	4	205
Federal Agricultural Mortgage Corporation - Class C	1	142
Federated Hermes, Inc. - Class B	6	340
Fidelity D&D Bancorp, Inc.	—	14
Fidelity National Financial, Inc. - Class A	10	464
Fidelity National Information Services, Inc.	14	534
Fifth Third Bancorp	24	1,369
Financial Institutions, Inc.	2	74
First American Financial Corporation	6	440
First Bancorp	3	198
First Bancorp	10	268
First Bancorp, Inc., The	1	39
First Bank of New Jersey	1	20
First Busey Corporation	5	158
First Business Financial Services, Inc.	1	59
First Citizens BancShares, Inc. - Class A	1	1,215
First Commonwealth Financial Corporation	6	126
First Community Bancshares, Inc.	2	78
First Financial Bancorp.	7	242
First Financial Bankshares, Inc.	10	350
First Financial Corporation	1	74
First Hawaiian, Inc.	9	249
First Horizon Corporation	23	583
First Internet Bancorp	1	23
First Interstate BancSystem, Inc. - Class A	7	261
First Merchants Corporation	4	184
First Mid Bancshares, Inc.	2	79
First Western Financial, Inc. (a)	1	17
FirstCash, Inc.	3	580
Firstsun Capital Bancorp (a)	1	26
Fiserv, Inc. (a)	11	525
Five Star Bancorp	2	91
Flagstar Bank, National Association	32	483
Flywire Corporation (a)	10	179
Franklin Resources, Inc.	28	946
Fulton Financial Corporation	11	261
FVCBankcorp, Inc.	2	28
GCM Grosvenor Inc. - Class A	3	42
Genworth Financial, Inc. - Class A (a)	25	233
German American Bancorp, Inc.	3	130
Glacier Bancorp, Inc.	9	474
Global Payments Inc.	16	1,148
Globe Life Inc.	4	743
Goldman Sachs Group, Inc., The	7	7,236
Goosehead Insurance, Inc. - Class A (a)	1	46
Great Southern Bancorp, Inc.	1	93
Green Dot Corporation - Class A (a)	3	47
Greenlight Capital Re, Ltd. - Class A (a)	3	52

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Hagerty, Inc. - Class A (a)	1	12
Hamilton Insurance Group, Ltd. - Class B	5	178
Hamilton Lane Incorporated - Class A	1	116
Hancock Whitney Corporation	5	372
Hanmi Financial Corporation	3	87
Hanover Insurance Group Inc, The	2	479
Happen, Inc. (a)	9	188
Hartford Insurance Group, Inc., The	14	1,793
Hawthorn Bancshares, Inc.	—	4
HBT Financial, Inc.	1	21
HCI Group, Inc.	1	137
Hennessy Advisors, Inc.	—	4
Heritage Financial Corporation	3	100
Heritage Insurance Holdings, Inc. (a)	3	69
Hilltop Holdings Inc.	3	134
Hingham Institution For Savings, The (b)	—	65
Hippo Holdings Inc. (a)	—	12
Home Bancorp, Inc.	—	14
Home BancShares, Inc.	11	327
Hometrust Bancshares, Inc.	1	72
Hope Bancorp, Inc.	6	87
Horace Mann Educators Corporation	3	163
Horizon Bancorp, Inc.	5	91
Houlihan Lokey, Inc. - Class A	3	359
Huntington Bancshares Incorporated	56	1,001
Independence Holdings, LLC	10	590
Independent Bank Corp.	3	260
Independent Bank Corporation	2	76
Interactive Brokers Group, Inc. - Class A	5	446
Intercontinental Exchange, Inc.	12	1,430
International Bancshares Corporation	4	281
Invesco Ltd.	28	749
Investar Holding Corporation	1	23
Investors Title Company	—	27
Jack Henry & Associates, Inc.	5	713
James River Group Holdings, Inc.	2	7
Jefferies Financial Group Inc.	15	738
JPMorgan Chase & Co.	68	22,380
Kearny Financial Corp	5	43
Kestrel Group Ltd (a) (b)	—	4
KeyCorp	60	1,388
Kinsale Capital Group, Inc.	1	354
KKR & Co. Inc. - Class A	8	727
Lakeland Financial Corporation	2	109
Lazard, Inc.	10	429
LendingTree, Inc. (a)	—	20
Lincoln National Corporation	14	498
Live Oak Bancshares, Inc.	2	88
Loews Corporation	11	1,247
LPL Financial Holdings Inc.	6	1,630
M&T Bank Corporation	4	1,030
Markel Group Inc. (a)	1	1,342
MarketAxess Holdings Inc.	1	90
Marqeta, Inc. - Class A (a)	32	129
Marsh & Mclennan Companies, Inc.	9	1,449
MasterCard Incorporated - Class A	19	9,587
Mechanics Bancorp - Class A	3	45
Mercantile Bank Corporation	2	94
Merchants Bancorp, Inc.	2	117
Mercury General Corporation	4	382
MetLife, Inc.	21	1,818
Metrocity Bankshares, Inc.	1	32
Metropolitan Bank Holding Corp.	1	97
MGIC Investment Corporation	13	374
Mid Penn Bancorp, Inc.	1	20
Midland States Bancorp, Inc.	2	48
Moelis & Company - Class A	2	114
Moody's Corporation	5	2,068
Morgan Stanley	23	4,804
Morningstar, Inc.	2	333
MSCI Inc. - Class A	2	947
MVB Financial Corp.	1	17
Nasdaq, Inc.	17	1,330
National Bank Holdings Corporation - Class A	2	103
National Bankshares, Inc.	—	2
Navient Corporation	6	48
NB Bancorp, Inc.	3	57
NBT Bancorp Inc.	4	175
NCR Atleos Corporation (a)	4	187
Nelnet, Inc. - Class A	2	232
NI Holdings Inc. (a)	1	14
Nicolet Bankshares, Inc.	1	215
NMI Holdings, Inc. - Class A (a)	5	187
Northeast Bank	—	66
Northeast Community Bancorp, Inc.	1	17
Northern Trust Corporation	6	1,045
Northfield Bancorp Inc.	5	78
Northrim Bancorp, Inc.	2	44
Northwest Bancshares, Inc.	10	152
Norwood Financial Corp.	—	10
OceanFirst Financial Corp.	8	152
Octave Specialty Group, Inc. (a)	2	15
OFG Bancorp	3	167
Old National Bancorp	26	663
Old Republic International Corporation	17	686
Old Second Bancorp, Inc.	4	100
Onity Group Inc. (a)	—	9
Open Lending Corporation - Class A (a)	3	9
Oppenheimer Holdings Inc. - Class A	1	56
Orange County Bancorp, Inc.	—	13
Origin Bancorp, Inc.	2	123
Orrstown Financial Services, Inc.	1	39
P.C.B. Bancorp, Inc.	1	15
Palomar Holdings, Inc. (a)	1	102
Park National Corporation	1	161
Parke Bancorp, Inc.	1	23
Pathward Financial, Inc.	2	135
Paymentus Holdings, Inc. - Class A (a)	2	47
Payoneer Global Inc. (a)	13	94
PayPal Holdings, Inc.	22	931
Paysafe Limited (a)	5	35
Peapack-Gladstone Financial Corporation	1	61
Pelagos Insurance Capital Limited	7	159
PennyMac Financial Services, Inc.	4	353
Peoples Bancorp Inc.	2	81
Peoples Bancorp of North Carolina, Inc.	—	19
Peoples Financial Services Corp.	—	14
Perella Weinberg Partners - Class A	1	15
Pinnacle Financial Partners, Inc.	7	720
Pioneer Bancorp, Inc. (a)	1	20
Piper Sandler Companies	3	237
PJT Partners Inc. - Class A	1	184
PNC Financial Services Group, Inc., The	7	1,764
Ponce Financial Group, Inc. (a)	1	13
Popular, Inc.	4	676
PRA Group, Inc. (a)	4	67
Preferred Bank	1	115
Primerica, Inc.	2	667
Primis Financial Corp.	3	51
Principal Financial Group, Inc.	14	1,531
PROG Holdings, Inc.	2	97
Progressive Corporation, The	17	3,607
Prosperity Bancshares, Inc.	7	518
Provident Financial Holdings, Inc.	—	7
Provident Financial Services, Inc.	8	189
Prudential Financial, Inc.	12	1,305
QCR Holdings, Inc.	1	95
Radian Group Inc.	9	321
Raymond James Financial, Inc.	6	976
Red River Bancshares, Inc.	—	17
Regional Management Corp.	2	74
Regions Financial Corporation	46	1,402
Reinsurance Group of America, Incorporated	3	710
Remitly Global, Inc. (a)	4	82
RenaissanceRe Holdings Ltd	3	831
Renasant Corporation	5	212
Repay Holdings Corporation - Class A (a)	2	8
Republic Bancorp, Inc. - Class A	2	137
RLI Corp.	4	222
Robinhood Markets, Inc. - Class A (a)	12	1,211

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Rocket Companies, Inc. - Class A (a)	28	438
Root LLC - Class A (a)	—	8
S & T Bancorp, Inc.	3	130
S&P Global Inc.	5	2,189
Safety Insurance Group, Inc.	1	86
Seacoast Banking Corporation of Florida	7	237
SEI Investments Company	6	503
Selective Insurance Group, Inc.	4	343
ServisFirst Bancshares, Inc.	4	328
Sezzle Inc. (a)	1	152
Shore Bancshares, Inc.	1	34
Sierra BanCorp	1	60
Simmons First National Corporation - Class A	8	171
SiriusPoint Ltd. (a)	7	168
Skyward Specialty Insurance Group, Inc. (a)	3	151
SLM Corporation	12	316
Smartfinancial, Inc.	1	41
SoFi Technologies, Inc. (a) (b)	72	1,285
South Plains Financial, Inc.	—	14
Southern First Bancshares, Inc. (a)	1	73
Southern Missouri Bancorp, Inc.	1	44
Southside Bancshares, Inc.	3	93
Southstate Bank Corporation	6	646
State Street Corporation	9	1,449
Stellar Bancorp, Inc.	4	155
Stewart Information Services Corporation	1	98
Stifel Financial Corp.	7	503
Stock Yards Bancorp, Inc.	2	147
StoneX Group Inc. (a)	4	468
Synchrony Financial	14	1,035
T. Rowe Price Group, Inc.	14	1,637
Texas Capital Bancshares, Inc.	3	279
TFS Financial Corporation (b)	11	188
The Bank Of New York Mellon Corporation	17	2,526
Third Coast Bancshares, Inc. (a)	—	13
Tiptree Inc.	3	53
Toast, Inc. - Class A (a)	7	198
Tompkins Financial Corporation	1	112
TowneBank	5	185
TPG Inc. - Class A	1	30
Tradeweb Markets Inc. - Class A	7	668
TransUnion	12	832
Travelers Companies, Inc., The	14	4,767
TriCo Bancshares	3	138
Triumph Financial, Inc. (a)	1	76
Truist Financial Corporation	40	1,979
Trupanion, Inc. (a)	1	25
Trustco Bank Corp N Y	2	104
Trustmark Corporation	4	205
U.S. Bancorp	28	1,676
UMB Financial Corporation	5	663
United Bankshares, Inc.	9	403
United Community Banks, Inc.	8	278
United Fire Group, Inc.	2	121
Unity Bancorp, Inc.	—	22
Universal Insurance Holdings, Inc.	2	70
Univest Financial Corporation	2	102
Unum Group	8	673
Upstart Holdings, Inc. (a) (b)	1	47
Valley National Bancorp	32	466
Velocity Financial Inc. (a)	1	16
Victory Capital Holdings, Inc. - Class A	5	385
Virtu Financial, Inc. - Class A	6	383
Virtus Investment Partners, Inc.	—	64
Visa Inc. - Class A	34	11,685
Voya Financial, Inc.	6	556
W. R. Berkley Corporation	25	1,791
WAFD, Inc.	5	178
Walker & Dunlop, Inc.	1	78
Washington Trust Bancorp, Inc.	2	75
Waterstone Financial, Inc.	3	68
Webster Financial Corporation	8	633
Wells Fargo & Company	78	6,433
WesBanco, Inc.	7	256
West Bancorporation, Inc.	2	48
Westamerica Bancorporation	2	102
Western Alliance Bancorporation	7	614
Western Union Company, The (b)	20	157
Westwood Holdings Group, Inc.	1	15
Wex, Inc. (a)	3	411
White Mountains Insurance Group Ltd	—	315
Willis Towers Watson Public Limited Company	3	826
Wintrust Financial Corporation	5	737
WisdomTree, Inc. (b)	9	159
World Acceptance Corporation (a)	—	104
WSFS Financial Corporation	3	250
Zions Bancorporation, National Association	10	679
Zurich American Corporation	3	69
		256,762
Industrials 12.5%
3D Systems Corporation (a)	9	27
3M Company	17	2,812
A. O. Smith Corporation	9	592
AAON, Inc.	4	501
AAR Corp. (a)	2	298
ABM Industries Incorporated	3	153
ACCO Brands Corporation	8	34
Acuity Inc.	2	578
ACV Auctions Inc. - Class A (a)	6	44
Advanced Drainage Systems, Inc.	5	839
Aebi Schmidt Holding AG	3	37
AECOM	9	649
AGCO Corporation	5	546
Alamo Group Inc.	1	133
Alaska Air Group, Inc. (a)	7	356
Albany International Corp. - Class A	1	86
Alight, Inc. - Class A	12	7
Allegiant Travel Company (a)	2	208
Allegion Public Limited Company	7	922
Allison Systems, Inc.	7	735
Alta Equipment Group Inc. - Class A (a)	2	13
Amentum Holdings, Inc. (a)	20	420
Ameresco, Inc. - Class A (a)	1	32
American Airlines Group Inc. (a)	34	617
AMETEK, Inc.	7	1,637
API Group Corporation (a)	23	967
Apogee Enterprises, Inc.	1	61
Applied Industrial Technologies, Inc.	2	613
Arcbest Corporation	1	167
Arcosa, Inc.	3	398
Argan, Inc.	1	476
Armstrong World Industries, Inc.	2	387
Astec Industries, Inc.	2	103
Astronics Corporation (a)	1	116
Astronics Corporation - Class B (a) (b)	2	157
ATI Inc. (a)	6	1,165
Atkore Inc.	1	110
ATMUS Filtration Technologies Inc.	5	256
Automatic Data Processing, Inc.	7	1,560
Avis Budget Group, Inc. (a) (b)	—	52
Axon Enterprise, Inc. (a)	1	696
AZZ Inc.	1	207
Barrett Business Services, Inc.	2	53
Bloom Energy Corporation - Class A (a)	1	405
Blue Bird Global Corporation (a)	2	186
BlueLinx Holdings Inc. (a)	1	47
Boeing Company, The (a)	6	1,224
Boise Cascade Company	2	137
Booz Allen Hamilton Holding Corporation - Class A	3	172
Bowman Consulting Group Ltd. (a)	1	39
Brady Corporation - Class A	3	230
BrightView Holdings, Inc. (a)	7	97
Brink's Company, The	2	216
Broadridge Financial Solutions, Inc.	3	415
Builders FirstSource, Inc. (a)	6	529
BWXT Government Group, Inc.	4	851
C.H. Robinson Worldwide, Inc.	6	1,114
CACI International Inc. - Class A (a)	1	514
Cadre Holdings, Inc.	1	17

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Carlisle Companies Incorporated	3	935
Carpenter Technology Corporation	2	1,409
Carrier Global Corporation	27	1,995
Casella Waste Systems, Inc. - Class A (a)	2	228
Caterpillar Inc.	9	10,079
CBIZ, Inc. (a)	2	70
CECO Environmental Corp. (a)	3	304
Centuri Holdings, Inc. (a)	7	211
Cimpress Public Limited Company (a)	1	144
Cintas Corporation	13	2,166
Civeo Corporation (a)	1	23
Clarivate PLC (a) (b)	24	52
Clean Harbors, Inc. (a)	3	1,004
CNH Industrial N.V.	75	839
Columbus McKinnon Corporation	2	28
Comfort Systems USA, Inc.	1	2,085
Commercial Vehicle Group, Inc. (a)	5	21
Concentrix Corporation (b)	1	24
Concrete Pumping Holdings, Inc. (a)	1	15
Conduent Incorporated (a)	15	21
Construction Partners, Inc. - Class A (a)	2	244
Copa Holdings, S.A. - Class A	2	334
Copart, Inc. (a)	14	407
Core & Main, Inc. - Class A (a)	13	644
Costamare Bulkers Holdings Limited (a)	2	28
Costamare Inc.	8	112
Covenant Logistics Group, Inc. - Class A	2	84
CRA International, Inc.	—	55
Crane Company	3	622
CSW Industrials, Inc.	1	253
CSX Corporation	39	1,840
Cummins Inc.	2	1,758
Curtiss-Wright Corporation	1	530
Custom Truck One Source, Inc. (a)	17	195
Deere & Company	4	2,714
Delta Air Lines, Inc.	32	2,996
Deluxe Corporation	4	101
Distribution Solutions Group, Inc. (a)	1	27
DNOW Inc. (a)	15	190
Donaldson Company, Inc.	8	732
Douglas Dynamics, Inc.	1	72
Dover Corporation	4	901
Ducommun Incorporated (a)	1	133
DXP Enterprises, Inc. (a)	1	130
Dycom Industries, Inc. (a)	2	1,081
Eaton Corporation Public Limited Company	5	2,099
EMCOR Group, Inc.	1	1,083
Emerson Electric Co.	10	1,434
Energy Recovery, Inc. (a)	3	24
Enerpac Tool Group Corp. - Class A	3	93
EnerSys	2	450
Ennis, Inc.	2	53
Enpro Inc.	1	369
Enviri II Corporation (a)	2	34
Equifax Inc.	3	476
ESAB Corporation	3	319
ESCO Technologies Inc.	1	430
Everus Construction Group, Inc. (a)	2	387
ExlService Holdings, Inc. (a)	7	185
Expeditors International of Washington, Inc. - Class A	8	1,344
Exponent, Inc.	3	158
Fastenal Company	37	1,755
Federal Signal Corporation	3	385
FedEx Corporation	5	1,537
Fedex Freight Holding Company, Inc. (a)	2	371
Ferguson Enterprises Inc.	9	2,069
First Advantage Corporation (a)	5	82
Flowserve Corporation	6	450
Fluor Corporation (a)	10	531
Format, Inc. (a)	1	28
Forrester Research, Inc. (a)	2	14
Fortive Corporation	17	1,019
Fortune Brands Innovations, Inc.	4	234
Forward Air Corporation (a)	2	21
Franklin Covey Co. (a)	1	27
Franklin Electric Co., Inc.	2	222
Frontier Group Holdings, Inc. (a)	2	19
FTAI Aviation Ltd.	4	1,114
FTAI Infrastructure Inc.	4	20
FTI Consulting, Inc. (a)	2	251
FuelCell Energy, Inc. (a)	—	15
Gates Industrial Corporation PLC (a)	20	563
GATX Corporation	2	395
GE Vernova Inc.	3	3,337
Genco Shipping & Trading Limited	1	19
Gencor Industries, Inc. (a)	1	8
Generac Holdings Inc. (a)	3	1,012
General Dynamics Corporation	4	1,458
General Electric Company	18	6,770
Genpact Limited	12	325
Gibraltar Industries, Inc. (a)	2	68
Global Industrial Company	2	79
Gorman- Rupp Company, The	1	123
Graco Inc.	9	668
Graham Corporation (a)	—	50
Granite Construction Incorporated	2	329
Greenbrier Companies, Inc., The	1	57
Griffon Corporation	2	184
GXO Logistics Inc. (a)	8	416
Hayward Holdings, Inc. (a)	18	305
Healthcare Services Group, Inc. (a)	5	123
Heartland Express, Inc.	5	73
HEICO Corporation	1	380
HEICO Corporation - Class A	2	519
Helios Technologies, Inc.	2	194
Herc Holdings Inc.	3	380
Hertz Global Holdings, Inc. (a) (b)	17	38
Hexcel Corporation	4	448
Hillman Solutions Corp. - Class A (a)	7	63
HNI Corporation	4	180
Honeywell Aerospace Inc. (a)	6	1,434
Honeywell International Inc. (a)	6	1,452
Howmet Aerospace Inc.	7	1,767
Hub Group, Inc. - Class A	3	133
Hubbell Incorporated	2	856
Hudson Global, Inc. (a)	—	1
Hudson Technologies, Inc. (a)	3	15
Huntington Ingalls Industries, Inc.	2	563
Hurco Companies, Inc. (a)	—	7
Huron Consulting Group Inc. (a)	1	101
Hyster-Yale, Inc. - Class A	1	25
IBEX Limited (a)	1	26
ICF International, Inc.	1	55
IDEX Corporation	4	991
IES Holdings, Inc. (a)	1	671
Illinois Tool Works Inc.	12	3,116
Ingersoll Rand Inc.	10	820
Innodata Inc. (a)	2	149
Innovative Solutions and Support, Inc. (a)	2	32
Insperity, Inc.	1	45
Insteel Industries, Inc.	1	32
Interface, Inc. - Class A	4	154
ITT Inc.	4	763
J.B. Hunt Transport Services, Inc.	6	1,697
Jacobs Solutions Inc.	7	827
Janus International Group, Inc. (a)	2	11
JELD-WEN Holding, Inc. (a)	6	9
JetBlue Airways Corporation (a)	14	79
Johnson Controls International Public Limited Company	11	1,591
Kadant Inc.	1	202
Karat Packaging Inc.	1	21
KBR, Inc.	8	269
Kennametal Inc.	5	171
Kforce Inc.	1	49
Kirby Corporation (a)	4	507
Knight-Swift Transportation Holdings Inc. - Class A	11	892
Korn Ferry	3	192
Kratos Defense & Security Solutions, Inc. (a)	10	474

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
L. B. Foster Company (a)	1	45
L3Harris Technologies, Inc.	5	1,366
Landstar System, Inc.	2	351
LegalZoom.com, Inc. (a)	15	91
Leidos Holdings, Inc.	10	1,044
Lennox International Inc.	2	1,244
Leonardo DRS, Inc.	10	438
Limbach Holdings, Inc. (a)	—	31
Lincoln Electric Holdings, Inc.	3	908
Lindsay Corporation	—	57
Liquidity Services, Inc. (a)	2	65
Loar Holdings Inc. (a)	1	117
Lockheed Martin Corporation	6	3,030
LSI Industries Inc.	1	31
Luxfer Holdings PLC	2	28
Lyft, Inc. - Class A (a)	30	443
Manitowoc Company, Inc., The (a)	1	18
ManpowerGroup Inc.	2	74
Marten Transport, Ltd.	2	36
Masco Corporation	10	783
MasTec, Inc. (a)	2	701
Masterbrand, Inc. (a)	10	107
Matrix Service Company (a)	3	44
Matson Intermodal - Paragon, Inc.	2	407
Maximus, Inc.	5	255
Mayville Engineering Company, Inc. (a)	1	35
McGrath RentCorp	1	181
Mercury Systems, Inc. (a)	3	371
Microvast Holdings, Inc. (a) (b)	9	11
Middleby Corporation, The (a)	3	531
Miller Industries, Inc.	1	50
MillerKnoll, Inc.	4	76
Mine Safety Appliances Company, LLC	2	346
Mistras Group, Inc. (a)	3	45
Modine Manufacturing Company (a)	2	503
Monocle Acquisition Corporation (a)	2	15
Moog Inc. - Class A	1	629
MSC Industrial Direct Co., Inc. - Class A	3	345
Mueller Industries, Inc.	6	705
Mueller Water Products, Inc. - Class A	9	220
MYR Group Inc. (a)	1	335
N L Industries, Inc.	1	5
National Presto Industries, Inc.	1	78
Newpark Resources, Inc. (a)	4	71
NextPower LLC - Class A (a)	8	1,000
NN, Inc. (a)	3	10
Nordson Corporation	3	989
Norfolk Southern Corporation	7	2,149
Northrop Grumman Corporation	2	1,236
Nvent Electric Public Limited Company	7	1,121
NWPX Infrastructure, Inc. (a)	1	90
Old Dominion Freight Line, Inc.	4	965
Omega Flex, Inc.	—	3
Onterris, Inc. (a)	2	31
Openlane, Inc. (a)	6	266
Orion Group Holdings, Inc. (a)	2	27
Oshkosh Corporation	4	565
Otis Worldwide Corporation	10	702
Owens Corning	5	762
P.A.M. Transportation Services, Inc. (a)	1	17
PACCAR Inc.	13	1,567
Pangaea Logistics Solutions Ltd.	3	22
Park Aerospace Technologies Corp.	2	82
Parker-Hannifin Corporation	2	2,081
Park-Ohio Holdings Corp.	1	50
Parsons Corporation (a)	3	154
Paychex, Inc.	8	741
Paycom Software, Inc.	2	215
Paylocity Holding Corporation (a)	1	155
Pentair Public Limited Company	8	607
Pitney Bowes Inc.	6	106
Planet Labs Inc. - Class A (a)	5	154
Plug Power Inc. (a) (b)	24	64
Powell Industries, Inc.	2	489
Preformed Line Products Company	—	78
Primoris Services Corporation	3	274
Proto Labs, Inc. (a)	2	144
Quad/Graphics, Inc. - Class A	4	38
Quanex Building Products Corporation	4	67
Quanta Services, Inc.	2	1,240
Radiant Logistics, Inc. (a)	3	32
RBC Bearings Incorporated (a)	1	924
Regal Rexnord Corporation	3	799
Republic Services, Inc.	14	3,027
Resideo Technologies, Inc. (a)	9	268
Resources Connection, Inc.	4	19
Robert Half Inc.	3	83
Rocket Lab USA, Inc. (a)	3	283
Rockwell Automation, Inc.	4	1,773
Rollins, Inc.	27	1,142
RTX Corporation	24	4,577
Rush Enterprises, Inc. - Class A	3	254
Rush Enterprises, Inc. - Class B	1	52
RXO Inc. (a)	5	140
Ryder System, Inc.	3	779
Saia, Inc. (a)	2	660
Schneider National, Inc. - Class B	7	246
Science Applications International Corporation	4	387
Sensata Technologies Holding PLC	11	503
Shoals Technologies Group, Inc. - Class A (a)	14	138
SIFCO Industries, Inc. (a)	—	3
Simpson Manufacturing Co., Inc.	2	422
SiteOne Landscape Supply, Inc. (a)	2	285
SkyWest, Inc. (a)	3	260
Snap-on Incorporated	3	1,146
Southwest Airlines Co.	32	1,669
SPX Technologies, Inc. (a)	2	562
SS&C Technologies Holdings, Inc.	16	993
StandardAero, Inc. (a)	22	659
Standex International Corporation	1	201
Stanley Black & Decker, Inc.	6	594
Sterling Infrastructure, Inc. (a)	1	536
Sunrun Inc. (a)	11	148
Symbotic Inc. - Class A (a)	1	42
Taskus, Inc. - Class A	—	2
Tecnoglass Inc.	2	97
Tennant Company	1	65
Terex Corporation	5	379
Tetra Tech, Inc.	15	434
Textron Inc.	9	798
TIC Solutions, Inc. (a) (b)	4	35
Timken Company, The	5	706
Titan International, Inc. (a)	3	21
Titan Machinery Inc. (a)	1	27
Toro Company, The	7	644
Trane Technologies Public Limited Company	4	2,210
Transcat, Inc. (a)	—	43
TransDigm Group Incorporated	1	1,951
Trex Company, Inc. (a)	3	142
Trinet Group, Inc.	1	63
Trinity Industries, Inc.	4	152
TrueBlue, Inc. (a)	6	40
TTEC Holdings, Inc. (a)	5	9
Tutor Perini Corporation	2	199
Twin Disc, Incorporated	1	28
Uber Technologies, Inc. (a)	34	2,432
UFP Industries, Inc.	4	365
U-Haul Holding Company (a)	1	73
U-Haul Holding Company - Series N	6	343
UL Solutions Inc. - Class A	5	486
Ultralife Corporation (a)	—	1
Unifirst Corporation	1	261
Union Pacific Corporation	13	3,497
United Airlines Holdings, Inc. (a)	21	2,854
United Parcel Service, Inc. - Class B	21	2,295
United Rentals, Inc.	3	3,471
Universal Logistics Holdings, Inc. (b)	2	34
Upwork Inc. (a)	5	40
V2X, Inc. (a)	1	95
Valmont Industries, Inc.	1	567
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Veralto Corporation	14	1,240
Verisk Analytics, Inc.	2	343
Verra Mobility Corporation - Class A (a)	8	32
Vertiv Holdings Co - Class A	6	2,035
Vestis Corporation (a)	5	67
Vicor Corporation (a)	1	447
VSE Corporation	1	338
W.W. Grainger, Inc.	1	1,967
Wabash National Corporation	1	20
Waste Management, Inc.	9	1,942
Watsco, Inc. (b)	1	337
Watts Water Technologies, Inc. - Class A	1	512
Werner Enterprises, Inc.	3	117
WESCO International, Inc.	2	833
Westinghouse Air Brake Technologies Corporation	4	1,106
Willdan Group, Inc. (a)	1	77
Willis Lease Finance Corporation	1	138
Willscot Holdings Corporation - Class A	8	236
Woodward, Inc.	3	1,164
Worthington Industries, Inc.	4	191
XPO, Inc. (a)	6	1,200
Xylem Inc.	7	875
Zurn Elkay Water Solutions Corporation	11	533
		220,456
Consumer Discretionary 10.3%
1-800-Flowers.com, Inc. - Class A (a) (b)	4	12
Abercrombie & Fitch Co. - Class A (a)	4	334
Academy Sports & Outdoors, Inc.	4	186
Acushnet Holdings Corp.	3	386
Adient Public Limited Company (a)	3	58
ADT, Inc.	69	446
Advance Auto Parts, Inc. (b)	4	263
Airbnb, Inc. - Class A (a)	5	695
Amazon.com, Inc. (a)	214	50,975
American Eagle Outfitters, Inc.	13	216
American Outdoor Brands, Inc. (a)	2	19
American Public Education, Inc. (a)	1	58
Aptiv PLC (a)	8	479
Aramark	13	713
Arhaus, Inc. - Class A	3	27
ARKO Corp. - Class A	3	24
Asbury Automotive Group, Inc. (a)	1	223
Autoliv, Inc.	5	623
AutoNation, Inc. (a)	2	463
AutoZone, Inc. (a)	—	1,266
Bassett Furniture Industries, Incorporated	—	9
Bath & Body Works, Inc.	3	71
Beazer Homes USA, Inc. (a)	3	80
Bed Bath & Beyond, Inc. (a)	2	9
Best Buy Co., Inc.	18	1,391
Biglari Holdings Inc. - Class A (a)	—	23
Biglari Holdings Inc. - Class B (a)	—	48
Birkenstock Holding PLC (a) (b)	5	216
BJ's Restaurants, Inc. (a)	2	115
Bloomin' Brands, Inc.	5	45
Booking Holdings Inc.	14	2,424
Boot Barn Holdings, Inc. (a)	2	265
BorgWarner Inc.	11	762
Boyd Gaming Corporation	2	194
Bright Horizons Family Solutions, Inc. (a)	3	185
Brinker International, Inc. (a)	3	434
Brunswick Corporation	5	383
Buckle, Inc., The	5	190
Build-A-Bear Workshop, Inc. (b)	1	31
Burlington Stores, Inc. (a)	3	1,021
Caesars Entertainment, Inc. (a)	7	212
Caleres, Inc.	2	22
Callaway Golf Company (a)	9	160
Camping World Holdings, Inc. - Class A	3	21
Capri Holdings Limited (a)	7	129
CarMax, Inc. (a)	6	303
Carnival Corporation	79	2,255
Carriage Services, Inc.	2	61
Carter's, Inc.	1	48
Carvana Co. - Class A (a)	11	720
Cato Corporation, The - Class A (a)	2	7
CAVA Group, Inc. (a)	4	278
Cavco Industries, Inc. (a)	—	256
Century Communities, Inc.	1	91
Cheesecake Factory Incorporated, The	3	243
Chegg, Inc. (a)	4	4
Chewy, Inc. - Class A (a)	4	80
Chipotle Mexican Grill, Inc. (a)	23	787
Choice Hotels International, Inc. (b)	1	146
Churchill Downs Incorporated	3	226
Citi Trends, Inc. (a)	2	107
Columbia Sportswear Company	4	231
Cooper-Standard Holdings Inc. (a)	3	82
Coupang, Inc. - Class A (a)	42	724
Coursera, Inc. (a)	4	22
Covista Inc. (a)	2	202
Cracker Barrel Old Country Store, Inc.	1	54
Crocs, Inc. (a)	2	278
Culp, Inc. (a)	2	5
D.R. Horton, Inc.	9	1,391
Dana Incorporated	6	164
Darden Restaurants, Inc.	7	1,467
Dauch Corporation (a)	9	48
Dave & Buster's Entertainment, Inc. (a)	1	8
Deckers Outdoor Corporation (a)	11	1,141
Destination XL Group, Inc. (a)	3	2
Dick's Sporting Goods, Inc.	3	746
Dillard's, Inc. - Class A (b)	1	423
Dine Brands Global, Inc. (b)	1	27
Domino's Pizza, Inc.	1	202
DoorDash, Inc. - Class A (a)	6	1,058
Dorman Products, Inc. (a)	2	224
Dream Finders Homes, Inc. - Class A (a)	2	42
Driven Brands Holdings Inc. (a)	2	33
Duluth Holdings Inc. - Class B (a)	3	12
Duolingo, Inc. - Class A (a)	1	78
Dutch Bros Inc. - Class A (a)	6	410
eBay Inc.	13	1,481
El Pollo Loco Holdings, Inc. (a)	2	29
Escalade, Incorporated	1	17
Ethan Allen Interiors Inc.	3	57
ETSY, Inc. (a)	5	371
Expedia Group, Inc.	4	1,127
FIGS, Inc. - Class A (a)	9	89
First Watch Restaurant Group, Inc. (a)	3	40
Five Below, Inc. (a)	3	595
Flexsteel Industries, Inc.	1	55
Floor & Decor Holdings, Inc. - Class A (a)	3	170
Flutter Entertainment Public Limited Company (a)	2	193
Ford Motor Company	210	2,919
Fossil Group, Inc. (a)	5	20
Fox Factory Holding Corp. (a)	2	42
Frontdoor, Inc. (a)	3	254
GameStop Corp. - Class A (a)	37	817
Gap, Inc., The	29	538
Garmin Ltd.	6	1,361
Garrett Motion Inc.	10	361
General Motors Company	45	3,506
Genesco Inc. (a)	—	14
Gentex Corporation	16	401
Gentherm Incorporated (a)	1	46
Genuine Parts Company	7	874
Gigacloud Technology Inc. - Class A (a)	1	19
G-III Apparel Group, Ltd.	2	61
Global Business Travel Group, Inc. - Class A (a)	26	242
Gold.Com, Inc.	1	32
Goodyear Tire & Rubber Company, The (a)	10	66
Gopro Inc. - Class A (a)	8	6
Graham Holdings Co., Ltd. - Class B	—	258
Grand Canyon Education, Inc. (a)	1	208
Green Brick Partners, Inc. (a)	3	211
Group 1 Automotive, Inc.	1	194
H & R Block, Inc.	3	117

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Hamilton Beach Brands Holding Company - Class A	1	23
Harley-Davidson, Inc.	4	100
Hasbro, Inc.	5	423
Haverty Furniture Companies, Inc.	2	40
Helen of Troy Limited (a)	1	36
Hilton Grand Vacations Inc. (a)	3	175
Hilton Worldwide Holdings Inc.	5	1,802
Holley Inc. (a)	5	13
Home Depot, Inc., The	24	8,349
Hooker Furnishings Corporation	1	24
Hovnanian Enterprises, Inc. - Class A (a)	—	43
Hyatt Hotels Corporation - Class A	2	363
Installed Building Products, Inc.	1	306
JAKKS Pacific, Inc.	—	12
Johnson Outdoors Inc. - Class A	1	44
KB Home	3	198
Kohl's Corporation	4	76
Kontoor Brands, Inc.	3	237
Kura Sushi USA, Inc. - Class A (a) (b)	—	24
Lakeland Industries, Inc. (b)	—	1
Lands' End, Inc. (a) (b)	1	15
Las Vegas Sands Corp.	18	854
Latham Group, Inc. (a)	3	21
Laureate Education, Inc. - Class A (a)	8	303
La-Z-Boy Incorporated	2	91
LCI Industries	2	181
Lear Corporation	4	485
Leggett & Platt, Incorporated	4	51
Lennar Corporation - Class A	12	1,087
Lennar Corporation - Class B (b)	1	47
Levi Strauss & Co. - Class A	7	175
LGI Homes, Inc. (a)	1	50
Liberty Live Holdings, Inc. - Series A (a)	1	140
Liberty Live Holdings, Inc. - Series C (a)	3	291
Life Time Group Holdings, Inc. (a)	17	710
Lifetime Brands, Inc.	1	9
Lincoln Educational Services Corporation (a)	2	111
Lindblad Expeditions, LLC (a)	1	32
Lithia Motors, Inc. - Class A	1	408
LKQ Corporation	10	253
Lovesac Company, The (a) (b)	1	22
Lowe`s Companies, Inc.	10	2,124
Lucid Group, Inc. (a) (b)	1	8
Lululemon Athletica Inc. (a)	2	276
M/I Homes, Inc. (a)	1	210
Macy's, Inc.	21	498
Malibu Boats, Inc. - Class A (a)	1	31
MarineMax, Inc. (a)	2	56
Marriott International, Inc. - Class A	4	1,435
Marriott Vacations Worldwide Corporation	2	159
MasterCraft Boat Holdings, Inc. (a)	1	31
Mattel, Inc. (a)	17	233
Matthews International Corporation - Class A	2	48
McDonald's Corporation	12	3,309
Meritage Homes Corporation	3	232
MGM Resorts International (a)	9	430
Mobileye Global Inc. - Class A (a)	3	26
Mohawk Industries, Inc. (a)	4	528
Monarch Casino & Resort, Inc.	1	92
Monro, Inc.	2	34
Motorcar Parts of America, Inc. (a)	2	30
Movado Group, Inc.	1	43
Murphy USA Inc.	1	581
National Vision Holdings, Inc. (a)	5	92
Newell Brands Inc.	19	120
Nike, Inc. - Class B	40	1,627
Nishka, Inc. - Class A (a)	3	18
Norwegian Cruise Line Holdings Ltd. (a)	45	942
NVR, Inc. (a)	—	1,485
Ollie's Bargain Outlet Holdings, Inc. (a)	3	221
OneSpaWorld Holdings Limited	6	167
O'Reilly Automotive, Inc. (a)	21	1,930
Oxford Industries, Inc. (b)	1	33
Papa John's International, Inc. (b)	1	43
Patrick Industries, Inc.	3	244
PENN Entertainment, Inc. (a)	6	138
Penske Automotive Group, Inc.	4	758
Perdoceo Education Corporation	4	119
Petco Health And Wellness Company, Inc. - Class A (a)	7	19
PetMed Express, Inc. (a)	2	4
Phinia Inc.	2	191
Planet Fitness, Inc. - Class A (a)	2	127
Polaris Inc.	3	218
Pool Corporation	1	256
PulteGroup, Inc.	12	1,704
Pursuit Attractions And Hospitality, Inc. (a)	2	92
PVH Corp.	3	242
Quantumscape Battery, Inc. - Class A (a) (b)	37	280
Ralph Lauren Corporation - Class A	2	916
Red Rock Resorts, Inc. - Class A	1	97
Revolve Group Inc. - Class A (a)	1	26
RH (a)	—	64
Rivian Automotive, Inc. - Class A (a)	70	1,216
Rocky Brands, Inc.	1	25
Ross Stores, Inc.	10	2,074
Royal Caribbean Cruises Ltd.	9	2,704
Sally Beauty Holdings, Inc. (a)	6	81
Savers Value Village, Inc. (a)	8	83
Service Corporation International	8	634
Shake Shack, Inc. - Class A (a)	2	122
SharkNinja, Inc. (a)	8	1,208
Shoe Station Group, Inc.	2	23
Signet Jewelers Limited	3	246
Skyline Champion Corporation (a)	4	345
Smith & Wesson Brands, Inc.	2	23
Solid Power Operating, Inc. - Class A (a) (b)	13	32
Somnigroup International Inc. (b)	12	955
Sonic Automotive, Inc. - Class A	1	103
Sonos, Inc. (a)	3	39
Sportsman's Warehouse Holdings, Inc. (a)	3	4
Standard Motor Products, Inc.	2	76
Starbucks Corporation	20	2,003
Steven Madden, Ltd.	4	167
Stitch Fix, Inc. - Class A (a)	1	4
Stoneridge, Inc. (a)	3	23
Strategic Education, Inc.	2	127
Strattec Security Corporation (a)	—	18
Stride, Inc. (a)	2	181
Superior Group of Companies, Inc. (b)	1	13
Sweetgreen, Inc. - Class A (a)	3	30
Tapestry, Inc.	6	876
Target Hospitality Corp. (a)	6	128
Taylor Morrison Home II Corporation - Class A (a)	6	408
Tesla Inc. (a)	27	11,327
Texas Roadhouse, Inc. - Class A	4	755
Thor Industries, Inc.	4	281
Tilly's, Inc. - Class A (a) (b)	1	5
TJX Companies, Inc., The	25	3,822
Toll Brothers, Inc.	6	916
TopBuild Corp. (a) (d)	2	666
Tractor Supply Company	39	1,244
Travel + Leisure Co.	3	237
Ulta Beauty, Inc. (a)	3	1,361
Under Armour, Inc. - Class A (a) (b)	11	71
Under Armour, Inc. - Class C (a)	14	86
Unifi, Inc. (a)	2	10
United Parks And Resorts Inc. (a)	2	102
Universal Electronics Inc. (a)	1	4
Universal Technical Institute, Inc. (a)	2	71
Upbound Group, Inc.	4	90
Urban Outfitters, Inc. (a)	5	386
V.F. Corporation	14	236
Vail Resorts, Inc. (b)	2	293
Valvoline, Inc. (a)	8	299
Vera Bradley, Inc. (a)	3	12
Versigent PLC (a)	3	109
Victoria's Secret & Co. (a)	7	552
Viking Holdings Ltd (a)	10	1,073

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Visteon Corporation	2	188
Warby Parker Inc. - Class A (a)	2	70
Wayfair Inc. - Class A (a)	6	537
Wendy's Company, The (b)	6	48
Weyco Group, Inc.	1	37
Whirlpool Corporation (b)	3	101
Williams-Sonoma, Inc.	6	1,386
Wingstop Inc.	1	247
Winmark Corporation	—	72
Winnebago Industries, Inc.	1	40
Wolverine World Wide, Inc.	3	57
Wyndham Hotels & Resorts, Inc.	5	394
Wynn Resorts, Limited	3	303
XPEL, Inc. (a)	1	30
YETI Holdings, Inc. (a)	5	234
Yum! Brands, Inc.	7	1,047
Zumiez Inc. (a)	2	28
		180,393
Health Care 9.7%
10X Genomics, Inc. - Class A (a)	7	254
4D Molecular Therapeutics, Inc. (a)	2	33
Abbott Laboratories	31	2,832
AbbVie Inc.	30	7,629
Acadia Healthcare Company, Inc. (a)	7	203
Acadia Pharmaceuticals Inc. (a)	10	249
Accendra Health, Inc. (a)	3	10
Accuray Incorporated (a)	1	—
AdaptHealth LLC - Class A (a)	9	95
Addus HomeCare Corporation (a)	1	112
ADMA Biologics, Inc. (a)	7	61
Agilent Technologies, Inc.	9	1,138
Agilon Health, Inc. (a)	—	34
Agios Pharmaceuticals, Inc. (a)	5	180
Aldeyra Therapeutics, Inc. (a)	4	9
Alector, Inc. (a)	1	1
Align Technology, Inc. (a)	4	654
Alignment Healthcare, Inc. (a)	7	167
Alkermes Public Limited Company (a)	8	443
Allogene Therapeutics, Inc. (a)	13	28
Alnylam Pharmaceuticals, Inc. (a)	3	903
American Well Corporation - Class A (a)	—	3
Amgen Inc.	15	5,604
AMN Healthcare Services, Inc. (a)	3	90
Amneal Pharmaceuticals, Inc. - Class A (a)	16	281
Amphastar Pharmaceuticals, Inc. (a)	4	84
AngioDynamics, Inc. (a)	4	58
ANI Pharmaceuticals, Inc. (a)	1	65
Anika Therapeutics, Inc. (a)	1	22
Arcturus Therapeutics Holdings Inc. (a) (b)	1	8
Arcus Biosciences, Inc. (a)	7	206
Arrowhead Pharmaceuticals Inc. (a)	8	648
Artivion, Inc. (a)	3	63
Astrana Health, Inc. (a)	2	92
Atea Pharmaceuticals, Inc. (a)	3	13
AtriCure, Inc. (a)	2	48
Avantor, Inc. (a)	20	201
Aveanna Healthcare Holdings Inc. (a)	15	129
Azenta, Inc. (a)	2	40
Baxter International Inc.	12	251
Beam Therapeutics Inc. (a)	2	81
Becton, Dickinson and Company	5	738
Bicara Therapeutics Inc. (a)	4	127
Biogen Inc. (a)	8	1,769
BioLife Solutions, Inc. (a)	2	58
BioMarin Pharmaceutical Inc. (a)	15	837
Bio-Rad Laboratories, Inc. - Class A (a)	2	473
Bio-Techne Corporation	9	624
Bioventus Inc. - Class A (a)	4	39
Blade Urban Air Mobility, Inc. - Class A (a)	8	41
Boston Scientific Corporation (a)	15	622
Bridgebio Pharma, Inc. (a)	10	763
Brightspring Health Services, Inc. (a)	11	790
Bristol-Myers Squibb Company	78	4,479
Brookdale Senior Living Inc. (a)	11	170
Bruker Corporation	8	507
C4 Therapeutics, Inc. (a)	7	33
Cardinal Health, Inc.	6	1,320
Caredx, Inc. (a)	1	33
Castle Biosciences, Inc. (a)	1	17
Catalyst Pharmaceuticals, Inc. (a)	6	188
Celldex Therapeutics, Inc. (a)	2	61
Cencora, Inc.	6	1,728
Centene Corporation (a)	13	817
Certara, Inc. (a)	4	28
Charles River Laboratories International, Inc. (a)	4	844
Chemed Corporation	1	271
Cigna Group, The	6	1,662
Collegium Pharmaceutical, Inc. (a)	2	61
Concentra Group Holdings Parent, Inc.	6	176
CONMED Corporation	2	50
Cooper Companies, Inc., The (a)	11	799
Corcept Therapeutics Incorporated (a)	1	98
CorVel Corporation (a)	2	134
Crinetics Pharmaceuticals, Inc. (a)	7	253
CRISPR Therapeutics AG (a) (b)	3	156
Cross Country Healthcare, Inc. (a)	2	31
Cryoport, Inc. (a)	2	33
Cullinan Oncology, LLC (a)	5	97
Cumberland Pharmaceuticals, Inc. (a)	1	6
CVS Health Corporation	23	2,363
Cytek Biosciences, Inc. (a)	6	26
Danaher Corporation	11	2,155
Davita Inc. (a)	3	731
Denali Therapeutics Inc. (a)	5	138
Dentsply Sirona Inc.	15	154
DexCom, Inc. (a)	17	1,172
Disc Medicine, Inc. (a)	3	186
Doximity, Inc. - Class A (a)	3	62
Dyne Therapeutics Inc. (a)	9	208
Edgewise Therapeutics, Inc. (a)	1	48
Edwards Lifesciences Corporation (a)	15	1,345
Elanco Animal Health Incorporated (a)	26	648
Elevance Health, Inc.	4	1,431
Eli Lilly and Company	18	21,501
Embecta Corp.	1	3
Emergent BioSolutions Inc. (a)	4	34
Enanta Pharmaceuticals, Inc. (a)	2	23
Encompass Health Corporation	6	616
Enliven Therapeutics, Inc. (a)	2	81
Enovis Corporation (a)	2	49
Ensign Group, Inc., The	3	458
Envista Holdings Corporation (a)	11	301
Evolent Health, Inc. - Class A (a)	6	32
Exelixis, Inc. (a)	17	913
Eyepoint, Inc. (a)	6	82
Fate Therapeutics, Inc. (a)	2	4
Fortrea Holdings Inc. (a)	4	72
Fulcrum Therapeutics, Inc. (a)	2	8
Fulgent Genetics, Inc. (a)	1	29
GE HealthCare Technologies Inc.	14	895
Gilead Sciences, Inc.	27	3,403
Glaukos Corporation (a)	1	79
Globus Medical, Inc. - Class A (a)	7	545
GoodRx Holdings, Inc. - Class A (a)	3	9
Grail, Inc. (a)	3	226
Guardian Pharmacy Services, Inc. - Class A (a)	2	102
Haemonetics Corporation (a)	4	266
Halozyme Therapeutics, Inc. (a)	4	324
Harmony Biosciences Holdings, Inc. (a)	4	152
Harrow, Inc. (a)	1	33
HCA Healthcare, Inc.	3	1,050
Health Catalyst, Inc. (a)	1	3
HealthEquity, Inc. (a)	4	347
Healthstream, Inc.	2	58
Henry Schein, Inc. (a)	8	663
Humana Inc.	3	1,115
Icon Public Limited Company (a)	2	272
ICU Medical, Inc. (a)	2	287
IDEAYA Biosciences, Inc. (a)	8	280

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
IDEXX Laboratories, Inc. (a)	3	1,335
Illumina, Inc. (a)	6	1,002
Incyte Corporation (a)	12	1,312
Indivior Pharmaceuticals, Inc. (a)	7	269
InnovAge Holding Corp (a)	1	16
Innoviva, Inc. (a)	5	111
Inogen, Inc. (a)	1	8
Insmed Incorporated (a)	2	210
Inspire Medical Systems, Inc. (a)	—	20
Insulet Corporation (a)	3	525
Integer Holdings Corporation (a)	1	108
Integra LifeSciences Holdings Corporation (a)	3	56
Intellia Therapeutics, Inc. (a)	9	154
Intuitive Surgical, Inc. (a)	5	1,807
Iovance Biotherapeutics, Inc. (a) (b)	36	148
IQVIA Holdings Inc. (a)	7	1,427
Iradimed Corporation	—	41
Ironwood Pharmaceuticals, Inc. - Class A (a)	4	18
Jazz Pharmaceuticals Public Limited Company (a)	3	718
Johnson & Johnson	34	8,555
Kiniksa Pharmaceuticals International, PLC - Class A (a)	2	154
Kodiak Sciences Inc. (a)	3	103
Krystal Biotech, Inc. (a)	2	619
Kura Oncology, Inc. (a)	5	51
Kymera Therapeutics, Inc. (a)	5	561
Labcorp Holdings Inc.	5	1,493
Lantheus Holdings, Inc. (a)	3	326
LeMaitre Vascular, Inc.	1	125
Lensar, Inc. (a)	—	3
Lifestance Health Group, Inc. (a)	29	315
Ligand Pharmaceuticals Incorporated (a)	1	334
LivaNova PLC (a)	4	290
MacroGenics, Inc. (a) (b)	3	15
MannKind Corporation (a)	2	10
Maravai LifeSciences Holdings, Inc. - Class A (a)	5	31
MBX Biosciences, Inc. (a)	3	172
McKesson Corporation	2	1,594
Medpace Holdings, Inc. (a)	1	588
Medtronic, Inc.	23	1,798
Merck & Co., Inc.	67	8,630
Merit Medical Systems, Inc. (a)	2	159
Mesa Laboratories, Inc.	—	26
Mettler-Toledo International Inc. (a)	1	1,336
MiMedx Group, Inc. (a)	2	9
Moderna, Inc. (a)	22	1,551
Molina Healthcare, Inc. (a)	2	559
Myriad Genetics, Inc. (a)	6	32
Natera, Inc. (a)	2	581
National HealthCare Corporation	1	179
Neogen Corporation (a)	19	168
Neogenomics, Inc. (a)	7	97
Neurocrine Biosciences, Inc. (a)	6	965
NRC Health	1	15
Nurix Therapeutics, Inc. (a)	6	155
Nuvation Bio Operating Company LLC - Class A (a)	18	99
Olema Pharmaceuticals Inc. (a)	2	21
OmniAb, Inc. (a) (e)	—	—
OmniAb, Inc. (a) (e)	—	—
OmniAb, Inc. (a)	6	15
Omnicell, Inc. (a)	2	101
OptimizeRX Corporation (a)	2	14
Option Care Health, Inc. (a)	9	196
Orasure Technologies, Inc. (a)	4	19
Organogenesis Holdings Inc. - Class A (a)	8	20
Organon & Co.	13	174
Oric Pharmaceuticals, Inc. (a)	1	15
Orthofix Medical Inc. (a)	3	32
Orthopediatrics Corp. (a)	1	26
Oscar Health, Inc. - Class A (a)	5	155
Pacific Biosciences of California, Inc. (a) (b)	5	9
Pacira Pharmaceuticals, Inc. (a)	3	76
PACS Group, Inc. (a)	12	494
PDL BioPharma, Inc. (a) (e)	6	2
Pediatrix Medical Group, Inc. (a)	5	127
Pennant Group, Inc., The (a)	2	57
Penumbra, Inc. (a)	1	360
Perrigo Company Public Limited Company	7	76
Personalis, Inc. (a)	3	40
Pfizer Inc.	145	3,482
Phibro Animal Health Corporation - Class A	2	50
Phreesia, Inc. (a)	2	16
Prestige Consumer Healthcare Inc. (a)	3	120
Privia Health Group Inc. (a)	7	182
Progyny, Inc. (a)	4	120
Protagonist Therapeutics, Inc. (a)	1	84
Prothena Corporation Public Limited Company (a)	3	28
Quest Diagnostics Incorporated	6	1,336
QuidelOrtho Corporation (a)	1	13
RadNet, Inc. (a)	3	182
Rafael Holdings, Inc. - Class B (a)	1	5
Rapport Therapeutics, Inc. (a)	3	129
Regeneron Pharmaceuticals, Inc.	4	2,207
Regenxbio Inc. (a)	3	41
Relay Therapeutics, Inc. (a)	2	45
Repligen Corporation (a)	3	395
Replimune Group, Inc. (a)	3	37
ResMed Inc.	5	888
Revolution Medicines, Inc. (a)	3	522
Revvity, Inc.	8	913
Rigel Pharmaceuticals, Inc. (a)	1	27
Roivant Sciences Ltd. (a)	39	1,384
Royalty Pharma PLC - Class A	10	557
Sarepta Therapeutics, Inc. (a)	1	26
Schrodinger, Inc. (a)	1	15
Seer, Inc. - Class A (a)	8	13
Select Medical Holdings Corporation	9	146
SI-BONE, Inc. (a)	2	40
SIGA Technologies, Inc.	6	20
Sight Sciences, Inc. (a)	3	15
Solid Biosciences Inc. (a)	3	30
Solventum Corporation (a)	18	1,385
Sotera Health LLC (a)	18	316
STAAR Surgical Company (a)	3	94
Steris Public Limited Company	6	1,220
Stoke Therapeutics, Inc. (a)	2	73
Stryker Corporation	6	1,947
Supernus Pharmaceuticals, Inc. (a)	3	158
Surgery Partners, Inc. (a) (b)	3	56
Tactile Systems Technology, Inc. (a)	—	12
Teladoc Health, Inc. (a)	5	46
Teleflex Incorporated	3	424
Tenet Healthcare Corporation (a)	6	1,072
TG Therapeutics, Inc. (a)	1	60
Theravance Biopharma, Inc. (a)	3	43
Thermo Fisher Scientific Inc.	5	2,374
TransMedics Group, Inc. (a) (b)	2	135
TruBridge, Inc. (a)	1	19
U.S. Physical Therapy, Inc.	1	60
UFP Technologies, Inc. (a)	—	80
United Therapeutics Corporation (a)	2	1,283
UnitedHealth Group Incorporated	12	4,850
Universal Health Services, Inc. - Class B	4	539
Utah Medical Products, Inc.	—	14
Vanda Pharmaceuticals Inc. (a)	5	29
Varex Imaging Corporation (a)	3	32
Vaxcyte, Inc. (a)	9	527
Veeva Systems Inc. - Class A (a)	4	749
Veracyte, Inc. (a)	6	331
Vericel Corporation (a)	2	78
Vertex Pharmaceuticals Incorporated (a)	5	2,241
Viatris Inc.	75	1,192
Viridian Therapeutics, Inc. (a)	9	167
Waters Corporation (a)	3	1,081
Wave Life Sciences Ltd. (a)	17	99
Waystar Holding Corp. (a)	2	47
West Pharmaceutical Services, Inc.	4	1,515
Xencor, Inc. (a)	4	70
Xoma Royalty Corporation (a)	1	36
Zentalis Pharmaceuticals, Inc. (a)	3	16

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Zevra Therapeutics, Inc. (a)	4	52
Zimmer Biomet Holdings, Inc.	11	943
Zoetis Inc. - Class A	8	601
Zymeworks Inc. (a)	4	98
		171,181
Communication Services 7.9%
Advantage Solutions, Inc. - Class A (a) (b)	—	19
Alphabet Inc. - Class A	104	37,001
Alphabet Inc. - Class C	83	29,339
Angi Inc. - Class A (a)	1	4
Anterix Inc. (a)	—	50
Array Digital Infrastructure, Inc.	2	86
AST Spacemobile, Inc. - Class A (a) (b)	5	418
AT&T Inc.	178	3,688
Atlanta Braves Holdings, Inc. - Series A (a)	—	20
Atlanta Braves Holdings, Inc. - Series C (a)	3	160
ATN International, Inc.	3	68
Bandwidth Inc. - Class A (a)	1	48
Boston Omaha Corporation - Class A (a)	1	19
Bumble Inc. - Class A (a)	2	6
Cable One, Inc. (a)	—	21
CarGurus, Inc. - Class A (a)	3	104
Cars.com Inc. (a)	2	27
Cinemark Holdings, Inc.	7	234
Comcast Corporation - Class A	136	3,345
DHI Group, Inc. (a)	—	1
DoubleVerify Holdings, Inc. (a)	2	20
E.W. Scripps Company, The - Class A (a)	8	22
Former Charter Communications Parent, Inc. - Class A (a)	5	718
Fox Corporation - Class A	12	620
Fox Corporation - Class B	15	683
Gogo, Inc. (a)	3	10
Gray Media, Inc. (b)	5	21
Grizzly Merger Sub 1, LLC - Series A (a) (b)	—	5
Grizzly Merger Sub 1, LLC - Series C (a)	1	31
IDT Corporation - Class B	2	98
IMAX Corporation (a)	3	101
Iridium Communications Inc.	4	228
John Wiley & Sons, Inc. - Class A	4	172
Liberty Broadband Corporation - Series A (a)	1	40
Liberty Broadband Corporation - Series C (a)	4	130
Liberty Global Ltd. - Class A (a)	13	149
Liberty Global Ltd. - Class C (a)	12	129
Liberty Latin America Ltd. - Class A (a)	2	17
Liberty Latin America Ltd. - Class C (a)	8	64
Liberty Media Corporation - Series A (a)	1	58
Liberty Media Corporation - Series C (a)	13	1,208
Lionsgate Studios Corp. (a)	12	184
Live Nation Entertainment, Inc. (a)	7	1,233
Lumen Technologies, Inc. (a)	34	264
Magnite, Inc. (a)	7	137
Marchex, Inc. - Class B (a)	—	—
Marcus Corporation, The	2	39
Match Group, Inc.	12	438
Meta Platforms, Inc. - Class A	49	27,540
Netflix, Inc. (a)	86	6,145
News Corporation - Class A	19	474
News Corporation - Class B	8	212
Nexstar Media Group, Inc. - Class A	2	443
Omnicom Group Inc.	13	939
Paramount Skydance Corporation - Class B	10	96
Pinterest, Inc. - Class A (a)	10	219
PubMatic, Inc. - Class A (a)	2	22
QuinStreet, Inc. (a)	2	34
Reddit, Inc. - Class A (a)	2	346
Roblox Corporation - Class A (a)	6	321
Roku, Inc. - Class A (a)	7	949
Scholastic Corporation	2	70
Shenandoah Telecommunications Company	3	42
Shutterstock, Inc.	2	22
Sinclair, Inc. - Class A	2	22
Sirius XM Holdings Inc.	27	805
Snap Inc. - Class A (a)	27	121
Sphere Entertainment Co. - Class A (a)	2	383
Sphere Entertainment Co. - Class A (a)	1	117
Spok Holdings, Inc.	2	21
Spotify Technology S.A. (a)	2	816
Stagwell, Inc. - Class A (a)	21	158
Starz Entertainment (a)	1	39
Take-Two Interactive Software, Inc. (a)	3	695
TechTarget, Inc. (a)	1	5
Telephone and Data Systems, Inc.	7	249
The New York Times Company - Class A	8	594
Thryv Holdings, Inc. (a)	1	6
TKO Group Holdings Inc. - Class A	1	295
T-Mobile US, Inc.	11	1,918
Townsquare Media, Inc. - Class A	—	2
Trade Desk, Inc., The - Class A (a)	4	74
Travelzoo (a)	1	12
TripAdvisor, Inc. (a)	6	77
USA TODAY Co., Inc. (a)	13	109
Verizon Communications Inc.	182	7,724
Versant Media Group, Inc. - Class A	5	180
Walt Disney Company, The	32	3,048
Warner Bros. Discovery, Inc. - Series A (a)	69	1,829
Warner Music Group Corp. - Class A	10	268
Yelp Inc. (a)	2	58
Zedge, Inc. - Class B	1	2
Ziff Davis, Inc. (a)	2	102
ZoomInfo Technologies Inc. - Class A (a)	10	30
		139,110
Consumer Staples 4.8%
Albertsons Companies, Inc. - Class A	46	622
Alico, Inc.	1	34
Altria Group, Inc.	29	2,064
Andersons, Inc., The	3	174
Archer-Daniels-Midland Company	16	1,227
B&G Foods, Inc. (b)	3	10
Bellring Intermediate Holdings, Inc. (a)	5	63
BJ's Wholesale Club Holdings, Inc. (a)	10	840
Boston Beer Company, Inc., The - Class A (a)	—	68
Brown-Forman Corporation - Class A	3	86
Brown-Forman Corporation - Class B	6	168
Bunge Global S.A.	11	1,129
Cal-Maine Foods, Inc.	4	350
Campbell's Company, The (b)	11	236
Casey's General Stores, Inc.	1	645
Central Garden & Pet Company (a)	1	50
Central Garden & Pet Company - Class A (a)	4	150
Church & Dwight Co., Inc.	14	1,389
Clorox Company, The	2	186
Coca-Cola Company, The	70	5,715
Coca-Cola Consolidated, Inc.	2	468
Colgate-Palmolive Company	26	2,380
Conagra Brands, Inc.	18	238
Constellation Brands, Inc. - Class A	8	1,118
Costco Wholesale Corporation	8	7,112
Coty Inc. - Class A (a)	28	61
Darling Ingredients Inc. (a)	11	628
Dole Public Limited Company	8	104
Dollar General Corporation	10	1,179
Dollar Tree, Inc. (a)	15	1,812
e.l.f. Beauty, Inc. (a)	3	246
Edgewell Personal Care Colombia S A S	2	66
Energizer Holdings, Inc.	4	80
Estee Lauder Companies Inc., The - Class A	12	969
Flowers Foods, Inc. (b)	9	72
Fresh Del Monte Produce Inc.	4	108
Freshpet, Inc. (a)	1	56
General Mills, Inc.	18	642
Grocery Outlet Holding Corp. (a)	4	41
Hain Celestial Group, Inc., The (a)	6	3
Herbalife Nutrition Ltd. (a)	4	50
Hershey Company, The	7	1,181
Hormel Foods Corporation	16	390
Ingles Markets, Incorporated - Class A	1	73
Ingredion Incorporated	4	399
Interparfums, Inc.	1	141

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
J&J Snack Foods Corp.	1	48
J. M. Smucker Company, The	8	874
John B. Sanfilippo & Son, Inc.	1	75
Kenvue Inc.	43	816
Keurig Dr Pepper Inc.	25	814
Kimberly-Clark Corporation	8	879
Kraft Heinz Company, The	24	578
Kroger Co., The	36	2,020
Lamb Weston Holdings, Inc.	5	236
Lifeway Foods, Inc. (a)	—	15
Limoneira Company	1	14
Mama's Creations, Inc. (a)	1	12
Maplebear Inc. (a)	14	686
Marzetti Company, The	1	157
McCormick & Company, Incorporated	8	383
McCormick & Company, Incorporated	1	31
Medifast, Inc. (a)	1	5
MGPI Processing, Inc.	1	14
Mission Produce, Inc. (a)	5	59
Molson Coors Beverage Company - Class B	8	305
Mondelez International, Inc. - Class A	44	2,547
Monster Beverage 1990 Corporation (a)	12	1,180
National Beverage Corp. (a)	4	113
Natural Grocers By Vitamin Cottage, Inc.	2	66
Natural Health Trends Corp.	—	—
Nature's Sunshine Products, Inc. (a)	1	17
Nu Skin Enterprises, Inc. - Class A	5	25
Oil-Dri Corporation of America	1	82
PepsiCo, Inc.	28	3,775
Performance Food Group Company (a)	8	921
Philip Morris International Inc.	27	4,866
Pilgrim's Pride Corporation	7	183
Post Holdings, Inc. (a)	3	264
PriceSmart, Inc.	2	318
Procter & Gamble Company, The	55	8,062
Reynolds Consumer Products Inc.	13	352
Seaboard Corporation	—	272
Seneca Foods Corporation - Class A (a)	—	63
Simply Good Foods Company, The (a)	5	71
Smithfield Foods, Inc.	11	271
Spectrum Brands Holdings, Inc.	1	108
Sprouts Farmers Market, Inc. (a)	5	403
Sysco Corporation	18	1,486
Target Corporation	28	3,637
The Chefs' Warehouse, Inc. (a)	2	191
The Honest Company, Inc. (a)	5	18
Tootsie Roll Industries, Inc.	3	100
Turning Point Brands, Inc.	1	108
Tyson Foods, Inc. - Class A	15	874
United Natural Foods, Inc. (a)	4	181
Universal Corporation	2	105
US Foods Holding Corp. (a)	15	1,503
USANA Health Sciences, Inc. (a)	1	28
UTZ Brands, Inc. - Class A	2	18
Village Super Market, Inc. - Class A	1	41
Vita Coco Company, Inc., The (a)	3	171
Vital Farms, Inc. (a) (b)	1	17
Walmart Inc.	75	8,502
WD-40 Company	1	130
Weis Markets, Inc. (b)	1	100
		84,013
Energy 4.7%
Antero Midstream Corporation	23	530
Antero Resources Corporation (a)	22	760
Apa Corp.	32	1,031
Archrock, Inc.	15	615
Ardmore Shipping Services (Ireland) Limited	2	31
Atlas Energy Solutions Inc. (b)	1	14
Baker Hughes Company - Class A	29	1,632
BKV Corporation (a)	5	139
Bristow Holdings U.S. Inc.	1	61
Cactus, Inc. - Class A	4	207
California Resources Corporation	4	230
Centrus Energy Corp. - Class A (a)	1	185
Cheniere Energy, Inc.	9	2,083
Chevron Corporation	34	5,589
Chord Energy Corporation	4	482
Clean Energy Fuels Corp. (a)	5	11
CNX Resources Corporation (a)	8	266
Comstock Resources, Inc. (a) (b)	23	343
ConocoPhillips	46	4,806
Core Laboratories LP	3	34
Core Natural Resources, Inc.	1	78
Crescent Energy Company - Class A	24	233
CVR Energy, Inc.	9	254
Delek US Holdings, Inc.	5	254
Devon Energy Corporation	64	2,645
DHT Holdings, Inc.	10	167
Diamondback Energy, Inc.	9	1,636
DMC Global Inc. (a)	2	13
Dorian LPG Ltd.	3	102
DT Midstream, Inc.	5	750
EOG Resources, Inc.	28	3,619
EQT Corporation	21	1,120
Evolution Petroleum Corporation	3	10
Excelerate Energy, Inc. - Class A	1	38
Expand Energy Corporation	16	1,437
Expro Group Holdings N.V. (a)	4	54
Exxon Mobil Corporation	105	14,416
Forum Energy Technologies, Inc. (a)	1	27
FutureFuel Corp.	4	16
Geospace Technologies Corporation (a)	1	5
Granite Ridge Resources, Inc.	5	22
Green Plains Inc. (a)	4	61
Gulfport Energy Corporation (a)	1	153
Halliburton Company	35	1,191
Helix Energy Solutions Group, Inc. (a)	9	82
Helmerich & Payne, Inc.	7	234
HF Sinclair Corporation	12	831
Innovex International, Inc. (a)	4	101
International Seaways, Inc.	4	275
Kinder Morgan, Inc.	73	2,329
Kinetik Holdings Inc. - Class A	2	91
Kodiak Gas Services, LLC	3	259
Kosmos Energy Ltd. (a)	44	93
Liberty Energy Inc. - Class A	10	261
Magnolia Oil & Gas Corporation - Class A	14	358
Mammoth Energy Services, Inc. (a)	2	7
Marathon Petroleum Corporation	13	3,439
Matador Resources Company	11	530
Murphy Oil Corporation	10	333
Nabors Industries Ltd. (a)	1	80
NACCO Industries, Inc. - Class A	—	25
National Energy Services Reunited Corporation (a)	4	132
Natural Gas Services Group, Inc.	2	72
Noble Corporation PLC	12	447
Nordic American Tankers Limited	13	71
Northern Oil and Gas Incorporated	3	55
NOV Inc.	26	489
Occidental Petroleum Corporation	50	2,438
Oceaneering International, Inc. (a)	5	193
Oil States International, Inc. (a)	6	47
ONEOK, Inc.	22	1,879
Ovintiv Canada ULC	15	771
Par Pacific Holdings, Inc. (a)	3	184
Patterson-UTI Energy, Inc.	28	259
PBF Energy Inc. - Class A	8	376
Peabody Energy Corporation	9	199
Permian Resources Corporation - Class A	54	996
Phillips 66	14	2,365
Primeenergy Resources Corporation (a)	—	16
Propetro Holding Corp. (a)	6	86
Range Resources Corporation	16	593
REX American Resources Corporation (a)	1	46
RPC, Inc.	13	73
Scorpio Tankers Inc.	4	263
SEACOR Marine Holdings Inc. (a)	2	14
Seadrill Limited (a)	5	173
Select Water Solutions, Inc. - Class A	6	118

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
SFL Corporation Ltd.	9	96
SLB Limited	48	2,226
SM Energy Company	6	163
Solaris Energy Infrastructure, Inc. - Class A	2	157
Talos Energy Inc. (a)	7	95
Targa Resources Corp.	8	2,138
TechnipFMC PLC	16	1,050
Teekay Corporation	7	74
Teekay Tankers Ltd. - Class A	2	147
TETRA Technologies, Inc. (a)	8	90
Texas Pacific Land Corporation	2	929
Tidewater Inc. (a)	4	239
Transocean Ltd. (a) (c)	82	399
Uranium Energy Corp. (a)	12	125
VAALCO Energy, Inc.	6	30
Valaris Limited (a)	5	380
Valero Energy Corporation	9	2,429
Viper Energy, Inc. - Class A	11	454
Vitesse Energy, Inc. (b)	2	33
W&T Offshore, Inc.	16	49
Weatherford International Public Limited Company	6	504
Williams Companies, Inc., The	27	2,017
World Kinect Corporation	4	132
		82,989
Materials 3.2%
AdvanSix Inc.	2	44
Air Products and Chemicals, Inc.	7	2,128
Albemarle Corporation	6	844
Alcoa Corporation	14	728
Alpha Metallurgical Resources, Inc. (a)	1	148
Alto Ingredients, Inc. (a)	10	56
Amcor Pty Ltd	24	1,044
American Battery Technology Company (a) (b)	10	28
American Vanguard Corporation (a)	4	10
Ampco-Pittsburgh Corporation (a)	1	8
AptarGroup, Inc.	3	437
Ardagh Metal Packaging S.A.	14	66
Ashland Inc.	2	142
Aspen Aerogels, Inc. (a)	2	13
Avery Dennison Corporation	6	983
Avient Corporation	7	259
Axalta Coating Systems Ltd. (a)	16	562
Balchem Corporation	1	241
Ball Corporation	16	975
Cabot Corporation	4	407
Caledonia Mining Corporation PLC	1	21
Celanese Corporation - Class A	8	375
Century Aluminum Company (a)	4	196
CF Industries Holdings, Inc.	10	1,079
Chemours Company, The	10	199
Clearwater Paper Corporation (a)	—	2
Cleveland-Cliffs Inc. (a)	44	417
Coeur Mining, Inc.	17	283
Commercial Metals Company	7	423
Compass Minerals International, Inc. (a)	3	104
Core Molding Technologies, Inc. (a)	1	19
Corteva, Inc.	20	1,704
CRH Public Limited Company	12	1,264
Crown Holdings, Inc.	7	836
Dow Inc.	37	1,011
DuPont de Nemours, Inc.	8	1,042
Eagle Materials Inc.	2	496
Eastman Chemical Company	8	525
Ecolab Inc.	10	2,741
Ecovyst Inc. (a)	4	51
Element Solutions Inc.	12	554
Ferroglobe PLC	13	42
FMC Corporation (b)	4	45
Fortitude Gold Corporation	1	6
Freeport-McMoRan Inc.	26	1,618
Graphic Packaging Holding Company	19	203
Greif, Inc. - Class A	2	151
Greif, Inc. - Class B (b)	1	98
H.B. Fuller Company	4	232
Hawkins, Inc.	1	169
Hecla Mining Company	33	505
Huntsman Corporation	8	83
Ingevity Corporation (a)	1	90
Innospec Inc.	1	100
International Flavors & Fragrances Inc.	15	1,149
International Paper Company	15	566
Intrepid Potash, Inc. (a)	2	68
Kaiser Aluminum Corporation	1	163
Koppers Holdings Inc.	2	89
KRC Materials, Inc. (a)	3	227
Kronos Worldwide, Inc.	8	48
Linde Public Limited Company	8	4,286
Louisiana-Pacific Corporation (W VA)	5	400
LSB Industries, Inc. (a)	4	38
LyondellBasell Industries N.V. - Class A	18	922
Martin Marietta Materials, Inc.	1	803
Materion Corporation	1	284
MATIV Holdings, Inc.	5	38
Mercer International Inc.	8	5
Metallus Inc. (a)	3	58
Minera Andes Inc. (a)	5	99
Minerals Technologies Inc.	2	113
Mosaic Company, The	22	466
MP Materials Corp. - Class A (a) (b)	6	329
Myers Industries, Inc.	2	74
NewMarket Corporation	1	430
Newmont Corporation	24	2,263
Nucor Corporation	6	1,312
O-I Glass, Inc. (a)	14	137
Olin Corporation	9	169
Orion Engineered Carbons Finance & Co. S.C.A.	4	30
Packaging Corporation of America	6	1,467
Perimeter Solutions, Inc. (a)	3	98
PPG Industries, Inc.	13	1,569
Quaker Chemical Corporation	1	195
Ramaco Resources, Inc. - Class A (a)	4	52
Ramaco Resources, Inc. - Class B (a)	1	11
Ranpak Holdings Corp - Class A (a)	3	21
Reliance, Inc.	2	888
Royal Gold, Inc.	5	947
RPM International Inc.	9	982
Ryerson Holding Corporation	3	82
Scotts Miracle-Gro Company, The	3	221
Sensient Technologies Corporation	2	268
Sherwin-Williams Company, The	7	2,329
Silgan Holdings Inc.	4	197
Smurfit Westrock Public Limited Company	30	1,384
Solstice Advanced Materials US, Inc.	11	965
Sonoco Products Company	8	451
Southern Copper Corporation	2	328
Steel Dynamics, Inc.	4	971
Stepan Company	1	71
SunCoke Energy, Inc.	4	33
Sylvamo Corporation	2	80
Tredegar Corporation (a)	3	22
TriMas Corporation	3	151
Tronox Holdings PLC	10	63
United States Lime & Minerals, Inc.	2	165
Vulcan Materials Company	4	1,139
Warrior Met Coal, Inc.	4	294
Westlake Corporation	5	348
Worthington Steel, Inc.	2	77
		56,242
Utilities 2.4%
AES Corporation, The	38	550
Alliant Energy Corporation	13	999
Ameren Corporation	7	744
American Electric Power Company, Inc.	13	1,794
American States Water Company	2	124
American Water Works Company, Inc.	11	1,403
Artesian Resources Corporation - Class A	1	32
Atmos Energy Corporation	4	679
Avista Corporation	3	134

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Black Hills Corporation	4	274
California Water Service Group	3	129
CenterPoint Energy, Inc.	14	614
Chesapeake Utilities Corporation	1	107
Clearway Energy, Inc. - Class C	5	159
CMS Energy Corporation	16	1,217
Consolidated Edison, Inc.	9	964
Consolidated Water Co. Ltd.	—	14
Constellation Energy Group, Inc.	5	1,167
Dominion Energy, Inc.	21	1,458
DTE Energy Company	5	752
Duke Energy Corporation	13	1,697
Edison International	9	635
Entergy Corporation	11	1,264
Essential Utilities, Inc.	14	521
Evergy, Inc.	11	993
Eversource Energy	19	1,409
Exelon Corporation	24	1,128
FirstEnergy Corp.	14	653
Genie Energy Ltd. - Class B	2	29
H2O America	1	54
Hallador Energy Company (a)	3	54
Hawaiian Electric Industries, Inc. (a)	6	81
IDACORP, Inc.	2	339
MDU Resources Group, Inc.	14	302
MGE Energy, Inc.	2	133
Middlesex Water Company	1	40
National Fuel Gas Company	4	291
New Jersey Resources Corporation	6	357
NextEra Energy, Inc.	36	3,149
NiSource Inc.	24	1,163
Northwest Natural Holding Company	2	103
NorthWestern Corporation	2	149
NRG Energy, Inc.	7	1,087
OGE Energy Corp.	10	471
One Gas, Inc.	2	181
Ormat Technologies, Inc.	4	447
Otter Tail Corporation	2	145
PG&E Corporation	55	920
Pinnacle West Capital Corporation	6	603
Portland General Electric Company	5	242
PPL Corporation	18	642
Public Service Enterprise Group Incorporated	12	959
Sempra	16	1,446
Southwest Gas Holdings, Inc.	3	265
Spire Inc.	2	193
Talen Energy Corporation (a)	2	579
The Southern Company	19	1,860
The York Water Company	1	23
UGI Corporation	10	350
Unitil Corporation	1	53
Vistra Corp.	13	1,995
WEC Energy Group Inc.	8	908
XCEL Energy Inc.	15	1,200
		42,427
Real Estate 0.2%
Agnt, Inc.	2	12
CBRE Group, Inc. - Class A (a)	9	1,163
Compass, Inc. - Class A (a)	3	37
CoStar Group, Inc. (a)	9	247
Cushman & Wakefield Ltd. (a)	13	177
Douglas Elliman Inc. (a)	6	10
Dwight A. Walker Real Estate, Inc. - Class A (a)	3	30
Five Point Holdings, LLC - Class A (a)	2	10
Florida Rock Properties, Inc. (a)	1	26
Forestar Group Inc. (a)	2	65
Howard Hughes Holdings Inc. (a)	3	230
Jones Lang LaSalle Incorporated (a)	2	676
Marcus & Millichap Company	2	75
Newmark Group, Inc. - Class A	9	138
Seaport Entertainment Group Inc. (a) (b)	1	22
St. Joe Company, The	3	207
Stratus Properties Inc. (a)	—	13
Tejon Ranch Co. (a)	3	58
The Rmr Group Inc. - Class A	2	39
Zillow Group, Inc. - Class A (a)	2	71
Zillow Group, Inc. - Class C (a)	7	212
		3,518
Total Common Stocks (cost $1,013,147)		1,756,298
RIGHTS 0.0%
ABIOMED, Inc. (a) (e)	1	1
Akero Therapeutics Inc. (a) (e)	1	—
Albireo Pharma, Inc. (a) (e)	2	15
Apellis Pharmaceuticals, Inc. (a) (e)	1	—
Bristol-Myers Squibb Company (a)	2	—
Chinook Therapeutics, Inc. (a) (e)	5	—
Poseida Therapeutics, Inc. (a) (e)	5	7
Resolute Forest Products Inc. (a) (e)	8	2
Sage Therapeutics Inc. (a) (e)	1	—
Spectrum Pharmaceuticals, Inc. (a) (e)	3	—
Treehouse Foods, Inc. (a) (b) (e)	3	4
Total Rights (cost $0)		29
PREFERRED STOCKS 0.0%
Communication Services 0.0%
Liberty Latin America Ltd. - Series A, 9.00% (f)	1	22
Total Preferred Stocks (cost $24)		22
WARRANTS 0.0%
Xerox Holdings Corporation (a)	6	2
Total Warrants (cost $0)		2
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 3.63% (g) (h)	3,408	3,408
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 3.53% (g) (h)	2,797	2,797
Total Short Term Investments (cost $6,205)		6,205
Total Investments 100.1% (cost $1,019,376)		1,762,556
Other Assets and Liabilities, Net (0.1)%		(2,436)
Total Net Assets 100.0%		1,760,120

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/DFA U.S. Core Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	2,487	71,185	70,875	55	—	—	2,797	0.2
JNL Government Money Market Fund, 3.63% - Class SL	1,642	17,139	15,373	44	—	—	3,408	0.2
	4,129	88,324	86,248	99	—	—	6,205	0.4

JNL/DFA U.S. Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	08/23/22	19	22	—
Transocean Ltd.	07/07/15	695	399	—
		714	421	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,755,630	666	2	1,756,298
Rights	—	—	29	29
Preferred Stocks	22	—	—	22
Warrants	2	—	—	2
Short Term Investments	6,205	—	—	6,205
	1,761,859	666	31	1,762,556

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.8%
Industrials 20.2%
3D Systems Corporation (a)	26	78
A. O. Smith Corporation	14	880
AAON, Inc.	12	1,489
AAR Corp. (a)	7	937
ABM Industries Incorporated	12	517
ACCO Brands Corporation	22	91
Acuity Inc.	5	1,826
ACV Auctions Inc. - Class A (a)	21	152
Advanced Drainage Systems, Inc.	11	1,689
Aebi Schmidt Holding AG	8	101
AECOM	9	658
AGCO Corporation	9	1,128
Airjoule Technologies Corporation - Class A (a) (b)	6	32
Alamo Group Inc.	2	382
Alaska Air Group, Inc. (a)	20	1,042
Albany International Corp. - Class A	5	393
Alight, Inc. - Class A	79	44
Allegiant Travel Company (a)	5	595
Allient Inc.	3	340
Allison Systems, Inc.	13	1,487
Alta Equipment Group Inc. - Class A (a)	8	49
Amentum Holdings, Inc. (a)	16	336
Ameresco, Inc. - Class A (a)	6	179
American Airlines Group Inc. (a)	82	1,475
American Superconductor Corporation (a)	9	356
Apogee Enterprises, Inc.	4	194
Applied Industrial Technologies, Inc.	6	2,105
Arcbest Corporation	4	599
Archer Aviation Inc. - Class A (a)	20	95
Arcosa, Inc.	8	1,206
Argan, Inc.	3	2,181
Armstrong World Industries, Inc.	7	1,148
Astec Industries, Inc.	4	262
Astronics Corporation (a)	6	491
Astronics Corporation - Class B (a) (b)	1	105
Asure Software, Inc. (a)	6	50
Atkore Inc.	6	474
ATMUS Filtration Technologies Inc.	14	693
AZZ Inc.	5	778
Barrett Business Services, Inc.	5	165
BGSF, Inc.	2	9
Blue Bird Global Corporation (a)	7	525
BlueLinx Holdings Inc. (a)	1	88
Boise Cascade Company	7	521
Booz Allen Hamilton Holding Corporation - Class A	16	976
Bowman Consulting Group Ltd. (a)	3	95
Brady Corporation - Class A	7	678
BrightView Holdings, Inc. (a)	18	256
Brink's Company, The	7	649
Broadwind Inc. (a)	2	9
Builders FirstSource, Inc. (a)	13	1,129
Byrna Technologies Inc. (a)	4	25
CACI International Inc. - Class A (a)	2	921
Cadre Holdings, Inc.	8	234
Casella Waste Systems, Inc. - Class A (a)	10	989
CBIZ, Inc. (a)	4	122
CECO Environmental Corp. (a)	12	1,094
Centuri Holdings, Inc. (a)	18	550
Cimpress Public Limited Company (a)	4	453
Civeo Corporation (a)	3	99
Clarivate PLC (a)	124	269
Clean Harbors, Inc. (a)	—	28
CNH Industrial N.V.	25	286
Columbus McKinnon Corporation	5	83
Commercial Vehicle Group, Inc. (a)	5	23
Concentrix Corporation (b)	11	253
Concrete Pumping Holdings, Inc. (a)	9	107
Conduent Incorporated (a)	35	51
Construction Partners, Inc. - Class A (a)	7	847
Copa Holdings, S.A. - Class A	5	783
Core & Main, Inc. - Class A (a)	23	1,117
Costamare Bulkers Holdings Limited (a)	4	70
Costamare Inc.	21	296
Covenant Logistics Group, Inc. - Class A	4	174
CRA International, Inc.	1	177
Crane Company	7	1,556
CSW Industrials, Inc.	3	764
Custom Truck One Source, Inc. (a)	37	433
Deluxe Corporation	9	213
Distribution Solutions Group, Inc. (a)	6	158
DLH Holdings Corp. (a)	1	4
DNOW Inc. (a)	33	433
Donaldson Company, Inc.	16	1,397
Douglas Dynamics, Inc.	5	265
Ducommun Incorporated (a)	3	505
DXP Enterprises, Inc. (a)	3	576
Dycom Industries, Inc. (a)	5	2,395
Eastern Company The	1	34
Energy Recovery, Inc. (a)	11	97
Enerpac Tool Group Corp. - Class A	10	356
EnerSys	7	1,550
Ennis, Inc.	5	116
Enpro Inc.	4	1,331
Enviri II Corporation (a)	5	115
ESAB Corporation	10	964
ESCO Technologies Inc.	4	1,473
Espey Mfg. & Electronics Corp.	1	37
Everus Construction Group, Inc. (a)	8	1,366
EVI Industries, Inc.	3	44
ExlService Holdings, Inc. (a)	27	690
Exponent, Inc.	9	535
Federal Signal Corporation	10	1,268
First Advantage Corporation (a)	27	495
Flowserve Corporation	21	1,549
Fluence Energy, Inc. - Class A (a) (b)	1	29
Fluor Corporation (a)	26	1,360
Format, Inc. (a)	4	157
Forrester Research, Inc. (a)	5	41
Fortune Brands Innovations, Inc.	19	1,044
Forward Air Corporation (a)	6	80
Franklin Covey Co. (a)	3	69
Franklin Electric Co., Inc.	8	850
FreightCar America, Inc. (a)	2	24
Frontier Group Holdings, Inc. (a)	30	239
FTAI Infrastructure Inc.	7	34
FTI Consulting, Inc. (a)	6	846
FuelCell Energy, Inc. (a)	9	314
Gates Industrial Corporation PLC (a)	43	1,190
GATX Corporation	6	1,086
Genco Shipping & Trading Limited	8	209
Gencor Industries, Inc. (a)	2	29
Generac Holdings Inc. (a)	4	1,292
Genpact Limited	28	764
Gibraltar Industries, Inc. (a)	6	249
Global Industrial Company	6	215
Gorman- Rupp Company, The	5	489
Graham Corporation (a)	2	285
Granite Construction Incorporated	7	1,160
Greenbrier Companies, Inc., The	6	277
Griffon Corporation	9	844
GXO Logistics Inc. (a)	18	938
Hayward Holdings, Inc. (a)	40	697
Healthcare Services Group, Inc. (a)	13	310
Heartland Express, Inc.	15	231
Helios Technologies, Inc.	6	528
Herc Holdings Inc.	6	874
Hertz Global Holdings, Inc. (a) (b)	52	118
Hexcel Corporation	12	1,211
Hillman Solutions Corp. - Class A (a)	36	300
HireQuest, Inc. (b)	1	8
HNI Corporation	6	259
Hub Group, Inc. - Class A	11	474
Hudson Global, Inc. (a)	—	5
Hudson Technologies, Inc. (a)	10	59
Huntington Ingalls Industries, Inc.	1	173
Hurco Companies, Inc. (a)	2	36

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Huron Consulting Group Inc. (a)	3	282
Hyliion Holdings Corp. - Class A (a)	22	112
Hyster-Yale, Inc. - Class A	3	103
IBEX Limited (a)	3	94
ICF International, Inc.	3	239
IES Holdings, Inc. (a)	4	2,688
Innodata Inc. (a)	6	438
Innovative Solutions and Support, Inc. (a)	4	72
Insperity, Inc.	6	267
Insteel Industries, Inc.	4	116
Interface, Inc. - Class A	12	413
Janus International Group, Inc. (a)	26	143
JELD-WEN Holding, Inc. (a)	15	23
JetBlue Airways Corporation (a)	69	398
Kadant Inc.	2	608
Karat Packaging Inc.	4	124
Karman Holdings Inc. (a)	12	607
KBR, Inc.	20	707
Kelly Services, Inc. - Class A	7	84
Kennametal Inc.	14	492
Kforce Inc.	3	156
Kirby Corporation (a)	9	1,237
Knight-Swift Transportation Holdings Inc. - Class A	22	1,677
Korn Ferry	10	637
Kratos Defense & Security Solutions, Inc. (a)	10	484
L. B. Foster Company (a)	2	106
Landstar System, Inc.	5	1,058
LegalZoom.com, Inc. (a)	33	200
Leonardo DRS, Inc.	17	731
Limbach Holdings, Inc. (a)	2	188
Lincoln Electric Holdings, Inc.	—	89
Lindsay Corporation	2	251
Liquidity Services, Inc. (a)	6	228
Loar Holdings Inc. (a)	14	1,146
LSI Industries Inc.	6	166
Luxfer Holdings PLC	5	85
Lyft, Inc. - Class A (a)	61	890
Manitowoc Company, Inc., The (a)	8	109
ManpowerGroup Inc.	8	258
Marten Transport, Ltd.	16	278
Mastech Digital, Inc. (a)	3	21
Masterbrand, Inc. (a)	37	378
Matrix Service Company (a)	4	62
Matson Intermodal - Paragon, Inc.	5	1,056
Maximus, Inc.	9	507
Mayville Engineering Company, Inc. (a)	4	144
McGrath RentCorp	5	556
Mercury Systems, Inc. (a)	10	1,234
Microvast Holdings, Inc. (a) (b)	38	44
Middleby Corporation, The (a)	7	1,258
Miller Industries, Inc.	2	125
MillerKnoll, Inc.	14	282
Mine Safety Appliances Company, LLC	6	1,114
Mistras Group, Inc. (a)	7	126
Modine Manufacturing Company (a)	7	1,926
Monocle Acquisition Corporation (a)	11	68
Moog Inc. - Class A	4	1,553
MSC Industrial Direct Co., Inc. - Class A	8	996
Mueller Industries, Inc.	14	1,709
Mueller Water Products, Inc. - Class A	25	657
MYR Group Inc. (a)	3	1,327
National Presto Industries, Inc.	1	177
NET Power Inc. - Class A (a)	6	11
Newpark Resources, Inc. (a)	17	274
NN, Inc. (a)	11	40
NWPX Infrastructure, Inc. (a)	2	301
Omega Flex, Inc.	2	58
Onterris, Inc. (a)	7	139
Openlane, Inc. (a)	19	789
Orion Group Holdings, Inc. (a)	8	131
Oshkosh Corporation	11	1,615
Owens Corning	11	1,710
P.A.M. Transportation Services, Inc. (a)	4	61
Pangaea Logistics Solutions Ltd.	11	72
Park Aerospace Technologies Corp.	5	183
Park-Ohio Holdings Corp.	3	122
Parsons Corporation (a)	17	907
Paycom Software, Inc.	6	749
Paylocity Holding Corporation (a)	8	860
Pentair Public Limited Company	2	176
Perma-Fix Environmental Services, Inc. (a) (b)	3	47
Perma-Pipe International Holdings, Inc. (a)	1	32
Pitney Bowes Inc.	28	491
Planet Labs Inc. - Class A (a)	30	1,002
Plug Power Inc. (a)	241	654
Powell Industries, Inc.	6	1,807
Preformed Line Products Company	1	394
Primoris Services Corporation	9	898
Proto Labs, Inc. (a)	5	379
Quad/Graphics, Inc. - Class A	8	71
Quanex Building Products Corporation	8	150
Quest Resource Holding Corporation (a)	1	2
Radiant Logistics, Inc. (a)	8	77
RCM Technologies, Inc. (a)	2	61
Regal Rexnord Corporation	8	1,813
Resideo Technologies, Inc. (a)	25	767
Resources Connection, Inc.	7	28
Robert Half Inc.	17	521
Rush Enterprises, Inc. - Class A	10	732
Rush Enterprises, Inc. - Class B	3	237
RXO Inc. (a)	30	833
Ryder System, Inc.	7	1,807
Saia, Inc. (a)	4	1,477
Schneider National, Inc. - Class B	15	544
Science Applications International Corporation	8	863
Sensata Technologies Holding PLC	23	1,088
SES AI Corporation - Class A (a) (b)	27	26
Shoals Technologies Group, Inc. - Class A (a)	31	309
SIFCO Industries, Inc. (a)	1	13
Simpson Manufacturing Co., Inc.	7	1,437
SiteOne Landscape Supply, Inc. (a)	7	796
SkyWest, Inc. (a)	7	719
SPX Technologies, Inc. (a)	8	1,869
StandardAero, Inc. (a)	22	645
Standex International Corporation	2	817
Stanley Black & Decker, Inc.	13	1,218
Sterling Infrastructure, Inc. (a)	—	384
Sunrun Inc. (a)	44	589
Taskus, Inc. - Class A	3	16
Taylor Devices, Inc. (a)	—	24
Tecnoglass Inc.	8	363
Tennant Company	3	305
Terex Corporation	20	1,418
Tetra Tech, Inc.	34	974
TIC Solutions, Inc. (a) (b)	35	281
Timken Company, The	12	1,678
Titan International, Inc. (a)	12	92
Titan Machinery Inc. (a)	5	100
Toro Company, The	13	1,256
Transcat, Inc. (a)	2	169
Trex Company, Inc. (a)	16	820
Trinet Group, Inc.	8	415
Trinity Industries, Inc.	15	511
TrueBlue, Inc. (a)	6	45
TTEC Holdings, Inc. (a)	8	16
Tutor Perini Corporation	10	834
Twin Disc, Incorporated	3	69
UFP Industries, Inc.	10	916
U-Haul Holding Company (a)	3	189
U-Haul Holding Company - Series N	20	1,178
Ultralife Corporation (a)	3	17
Unifirst Corporation	3	685
Universal Logistics Holdings, Inc. (b)	5	72
Upwork Inc. (a)	26	213
V2X, Inc. (a)	6	434
Valmont Industries, Inc.	3	1,913
Verra Mobility Corporation - Class A (a)	29	123
Vestis Corporation (a)	22	323
Vicor Corporation (a)	5	2,064
Virco Mfg. Corporation	4	23

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
VirTra, Inc. (a)	1	5
VSE Corporation	4	983
Wabash National Corporation	9	117
Watts Water Technologies, Inc. - Class A	5	1,769
Werner Enterprises, Inc.	12	503
WESCO International, Inc.	4	1,365
Willdan Group, Inc. (a)	3	227
Willis Lease Finance Corporation	2	345
Willscot Holdings Corporation - Class A	33	950
Worthington Industries, Inc.	9	489
Zurn Elkay Water Solutions Corporation	22	1,106
		173,398
Financials 19.7%
1st Security Bank of Washington	2	81
1st Source Corporation	4	361
Abacus Global Management, Inc. - Class A (b)	8	88
Acacia Research Corporation (a)	15	72
Acadian Asset Management, Inc.	7	492
ACNB Corporation	2	113
Affiliated Managers Group, Inc.	5	1,654
Alerus Financial Corporation	5	159
Ally Financial Inc.	6	279
AlTi Global, Inc. - Class A (a) (b)	3	12
Amalgamated Financial Corp.	6	255
Amerant Bancorp Inc. - Class A	8	195
American Coastal Insurance Corporation	9	95
American Financial Group, Inc.	5	664
Ameris Bancorp	12	1,108
Amerisafe, Inc.	4	124
Ames National Corporation	2	71
Arrow Financial Corporation	4	145
Artisan Partners Asset Management Inc. - Class A	14	470
Associated Banc-Corp	27	837
Associated Capital Group Inc. - Class A	1	21
Assurant, Inc.	5	1,327
Assured Guaranty Ltd.	9	761
Atlantic Union Bank	24	1,008
Atlanticus Holdings Corporation (a)	4	362
AXIS Capital Holdings Limited	13	1,387
Axos Financial, Inc. (a)	10	1,007
Baldwin Insurance Group, Inc., The - Class A (a)	16	415
Banc of California, Inc.	27	555
BancFirst Corporation	6	625
Bancorp, Inc., The (a)	9	558
Bank First Corporation	2	297
Bank of Hawaii Corporation	7	573
Bank of Marin Bancorp	3	94
Bank of N.T. Butterfield & Son Limited, The	8	453
Bank OZK	20	1,019
Bank7 Corp.	1	55
BankUnited, Inc.	13	642
Bankwell Financial Group, Inc.	2	113
Banner Corporation	6	427
Bar Harbor Bankshares	3	112
Baycom Corp	3	88
BCB Bancorp, Inc.	5	53
Beacon Financial Corporation	15	466
BGC Group, Inc. - Class A	64	680
Blue Ridge Bankshares, Inc.	13	46
BOK Financial Corporation (b)	10	1,414
Bowhead Specialty Holdings Inc. (a)	5	149
Bread Financial Payments, Inc.	8	903
Bridgewater Bancshares, Inc. (a) (c)	5	99
Brighthouse Financial, Inc. (a)	10	651
Burke & Herbert Financial Services Corp.	4	255
Business First Bancshares, Inc.	6	189
BV Financial, Inc. (a)	1	19
Byline Bancorp, Inc.	9	339
C&F Financial Corporation	1	56
California BanCorp	6	124
Camden National Corporation	3	183
Capital Bancorp, Inc.	3	117
Capital City Bank Group, Inc.	3	170
Capitol Federal Financial	26	220
Carter Bankshares, Inc.	5	181
Cass Information Systems, Inc.	3	141
Cathay General Bancorp	13	776
Central Pacific Financial Corp.	5	198
CF Bankshares Inc.	1	27
Chemung Financial Corporation	1	84
ChoiceOne Financial Services, Inc.	3	92
Citizens & Northern Corporation	4	90
Citizens Community Bancorp, Inc.	2	36
Citizens Financial Services, Inc.	—	36
City Holding Company	3	346
Civista Bancshares, Inc.	4	122
CNB Financial Corporation	5	176
CNO Financial Group, Inc.	16	803
Coastal Financial Corporation (a)	3	230
Cohen & Steers, Inc.	10	735
Colony Bankcorp, Inc.	4	78
Columbia Banking System, Inc.	38	1,204
Columbia Financial, Inc. (a)	17	367
Commerce Bancshares, Inc.	22	1,288
Community Financial System, Inc.	9	632
Community Trust Bancorp, Inc.	4	263
Community West Bancshares	5	129
ConnectOne Bancorp, Inc.	10	321
Consumer Portfolio Services, Inc. (a)	6	56
Corebridge Financial, Inc.	25	715
Crawford & Company - Class A	6	72
Crawford & Company - Class B	5	48
Credit Acceptance Corporation (a) (b)	2	1,223
Cullen/Frost Bankers, Inc.	10	1,514
Customers Bancorp, Inc. (a)	6	481
CVB Financial Corp.	33	734
Dave Inc. - Class A (a)	2	873
Dime Community Bancshares, Inc.	8	338
Donegal Group Inc. - Class A	6	119
Donnelley Financial Solutions, Inc. (a)	5	220
Eagle Bancorp Montana, Inc.	1	35
Eagle Bancorp, Inc.	6	163
Eagle Financial Services, Inc.	1	32
Eastern Bankshares, Inc.	41	916
eHealth, Inc. (a)	7	10
Employers Holdings, Inc.	5	237
Enact Holdings, Inc.	12	556
Encore Capital Group, Inc. (a)	4	400
Enova International, Inc. (a)	5	1,145
Enterprise Financial Services Corp.	7	450
Equitable Holdings, Inc.	39	1,697
Equity Bancshares, Inc. - Class A	3	171
Erie Indemnity Company - Class A (b)	3	812
Esquire Financial Holdings, Inc.	2	210
Essent Group Ltd.	17	1,078
Euronet Worldwide, Inc. (a)	8	560
Evercore Inc. - Class A	4	1,467
EVERTEC, Inc.	12	332
EZCORP, Inc. - Class A (a)	11	375
F&G Annuities & Life, Inc.	11	297
F.N.B. Corporation	61	1,155
FactSet Research Systems Inc.	4	925
Farmers & Merchants Bancorp, Inc.	2	64
Farmers National Banc Corp.	10	144
FB Bancorp (a)	2	37
FB Financial Corporation	9	506
Federal Agricultural Mortgage Corporation - Class C	2	347
Federated Hermes, Inc. - Class B	14	765
Fidelity D&D Bancorp, Inc.	—	11
Fidelity National Financial, Inc. - Class A	13	599
Finance of America Companies Inc. - Class A (a)	1	40
Financial Institutions, Inc.	4	150
Finwise Bancorp (a)	—	7
First American Financial Corporation	17	1,137
First Bancorp	7	465
First Bancorp	30	794
First Bancorp, Inc., The	3	93
First Bank of New Jersey	4	63
First Busey Corporation	16	461

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
First Business Financial Services, Inc.	2	110
First Commonwealth Financial Corporation	18	372
First Community Bancshares, Inc.	4	166
First Community Corporation	2	55
First Financial Bancorp.	19	640
First Financial Bankshares, Inc.	23	807
First Financial Corporation	2	188
First Hawaiian, Inc.	22	637
First Horizon Corporation	65	1,675
First Internet Bancorp	2	62
First Interstate BancSystem, Inc. - Class A	18	688
First Merchants Corporation	11	498
First Mid Bancshares, Inc.	5	223
First National Corporation	1	37
First United Corporation	1	34
First Western Financial, Inc. (a)	3	80
FirstCash, Inc.	8	1,649
Firstsun Capital Bancorp (a)	6	250
Five Star Bancorp	4	183
Flagstar Bank, National Association	66	990
Flywire Corporation (a)	22	395
Franklin Resources, Inc.	7	220
Fulton Financial Corporation	32	773
FVCBankcorp, Inc.	3	56
GBank Financial Holdings Inc. (a) (b)	1	24
GCM Grosvenor Inc. - Class A	10	124
Genworth Financial, Inc. - Class A (a)	71	668
German American Bancorp, Inc.	7	337
Glacier Bancorp, Inc.	21	1,097
Globe Life Inc.	10	1,845
Goosehead Insurance, Inc. - Class A (a)	4	202
Great Southern Bancorp, Inc.	2	179
Green Dot Corporation - Class A (a)	11	150
Greene County Bancorp, MHC	2	80
Greenlight Capital Re, Ltd. - Class A (a)	7	121
Hagerty, Inc. - Class A (a)	11	125
Hamilton Insurance Group, Ltd. - Class B	11	364
Hamilton Lane Incorporated - Class A	7	542
Hancock Whitney Corporation	14	1,066
Hanmi Financial Corporation	6	194
Hanover Insurance Group Inc, The	6	1,264
Happen, Inc. (a)	21	445
HBT Financial, Inc.	6	196
HCI Group, Inc.	2	421
Hennessy Advisors, Inc.	1	8
Heritage Financial Corporation	7	196
Heritage Global Solutions, Inc. (a)	6	7
Heritage Insurance Holdings, Inc. (a)	6	169
Hingham Institution For Savings, The (b)	—	146
Hippo Holdings Inc. (a)	5	128
Home Bancorp, Inc.	2	115
Home BancShares, Inc.	33	934
Hometrust Bancshares, Inc.	3	163
Hope Bancorp, Inc.	25	339
Horace Mann Educators Corporation	8	391
Horizon Bancorp, Inc.	10	191
Houlihan Lokey, Inc. - Class A	6	860
Independence Holdings, LLC	19	1,182
Independent Bank Corp.	9	729
Independent Bank Corporation	4	149
International Bancshares Corporation	10	792
Invesco Ltd.	61	1,603
Investar Holding Corporation	2	66
Investors Title Company	—	108
Isabella Bank Corporation	1	24
Jack Henry & Associates, Inc.	8	1,065
James River Group Holdings, Inc.	9	37
Janus Henderson Group PLC	5	278
Jefferies Financial Group Inc.	26	1,315
John Marshall Bancorp, Inc.	1	30
Kearny Financial Corp	14	132
Kestrel Group Ltd (a) (b)	1	10
Kingstone Companies, Inc.	2	40
Kinsale Capital Group, Inc.	3	987
Lakeland Financial Corporation	5	298
Lazard, Inc.	18	746
LCNB Corp.	3	47
LendingTree, Inc. (a)	3	129
Lincoln National Corporation	31	1,083
Live Oak Bancshares, Inc.	8	334
Loandepot, Inc. - Class A (a) (b)	15	18
Mainstreet Bancshares, Inc.	1	35
MarketAxess Holdings Inc.	6	672
Marqeta, Inc. - Class A (a)	75	303
Mechanics Bancorp - Class A	5	72
Mercantile Bank Corporation	3	186
Merchants Bancorp, Inc.	8	395
Mercury General Corporation	9	996
Meridian Bank	3	56
Metrocity Bankshares, Inc.	5	179
Metropolitan Bank Holding Corp.	2	219
MGIC Investment Corporation	39	1,105
Mid Penn Bancorp, Inc.	4	156
Midland States Bancorp, Inc.	5	150
Moelis & Company - Class A	11	750
Morningstar, Inc.	6	939
MVB Financial Corp.	3	85
National Bank Holdings Corporation - Class A	8	351
National Bankshares, Inc.	1	35
Navient Corporation	18	157
NB Bancorp, Inc.	7	142
NBT Bancorp Inc.	10	475
NCR Atleos Corporation (a)	14	612
Nelnet, Inc. - Class A	5	602
Nerdwallet, Inc. - Class A (a)	7	67
NI Holdings Inc. (a)	3	50
Nicolet Bankshares, Inc.	4	676
NMI Holdings, Inc. - Class A (a)	14	573
Northeast Bank	2	219
Northeast Community Bancorp, Inc.	3	72
Northfield Bancorp Inc.	8	119
Northpointe Bancshares, Inc.	2	43
Northrim Bancorp, Inc.	5	125
Northwest Bancshares, Inc.	27	403
Norwood Financial Corp.	2	52
Oak Valley Bancorp.	1	43
OceanFirst Financial Corp.	18	344
Octave Specialty Group, Inc. (a)	10	65
OFG Bancorp	8	404
Ohio Valley Banc Corp.	1	24
Old National Bancorp	54	1,400
Old Republic International Corporation	33	1,359
Old Second Bancorp, Inc.	10	222
Onity Group Inc. (a)	2	70
OP Bancorp	2	37
Open Lending Corporation - Class A (a)	19	59
Oportun Financial Corporation (a)	8	48
Oppenheimer Holdings Inc. - Class A	2	214
OppFi Inc. - Class A (a)	10	99
Orange County Bancorp, Inc.	2	84
Origin Bancorp, Inc.	6	295
Orrstown Financial Services, Inc.	4	151
P.C.B. Bancorp, Inc.	3	99
Palomar Holdings, Inc. (a)	5	629
Park National Corporation	3	591
Parke Bancorp, Inc.	3	97
Pathward Financial, Inc.	5	395
Paymentus Holdings, Inc. - Class A (a)	11	274
Payoneer Global Inc. (a)	63	447
Paysafe Limited (a)	10	78
Paysign, Inc. (a)	8	67
Peapack-Gladstone Financial Corporation	3	163
Pelagos Insurance Capital Limited	18	430
PennyMac Financial Services, Inc.	9	748
Peoples Bancorp Inc.	7	270
Peoples Bancorp of North Carolina, Inc.	1	36
Peoples Financial Services Corp.	2	103
Perella Weinberg Partners - Class A	11	183
Pinnacle Financial Partners, Inc.	12	1,166
Piper Sandler Companies	12	857

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
PJT Partners Inc. - Class A	4	572
Plumas Bancorp	1	71
Ponce Financial Group, Inc. (a)	5	102
Popular, Inc.	11	1,851
PRA Group, Inc. (a)	7	134
Preferred Bank	2	260
Primerica, Inc.	4	1,194
Primis Financial Corp.	6	90
Princeton Bancorp, Inc.	1	55
Priority Technology Holdings, Inc. (a)	14	93
PROG Holdings, Inc.	8	367
Prosperity Bancshares, Inc.	13	977
Provident Financial Services, Inc.	24	561
QCR Holdings, Inc.	3	318
Radian Group Inc.	22	844
RBB Bancorp	5	124
Red River Bancshares, Inc.	1	137
Regional Management Corp.	2	90
Reinsurance Group of America, Incorporated	—	53
Remitly Global, Inc. (a)	36	813
RenaissanceRe Holdings Ltd	2	739
Renasant Corporation	16	683
Repay Holdings Corporation - Class A (a)	17	73
Republic Bancorp, Inc. - Class A	3	301
Richmond Mutual Bancorporation, Inc.	3	46
Riverview Bancorp, Inc.	3	15
RLI Corp.	15	886
Root LLC - Class A (a)	2	125
S & T Bancorp, Inc.	7	346
Safety Insurance Group, Inc.	3	208
Seacoast Banking Corporation of Florida	18	584
Security National Financial Corporation - Class A (a)	4	36
SEI Investments Company	16	1,441
Selective Insurance Group, Inc.	10	963
SelectQuote, Inc. (a)	19	16
ServisFirst Bancshares, Inc.	9	793
Sezzle Inc. (a)	6	1,101
Shore Bancshares, Inc.	7	150
Sierra BanCorp	3	123
Silvercrest Asset Management Group Inc. - Class A	2	23
Simmons First National Corporation - Class A	27	604
SiriusPoint Ltd. (a)	22	528
Skyward Specialty Insurance Group, Inc. (a)	8	455
SLM Corporation	35	897
Smartfinancial, Inc.	3	161
South Plains Financial, Inc.	2	103
Southern First Bancshares, Inc. (a)	2	112
Southern Missouri Bancorp, Inc.	2	159
Southside Bancshares, Inc.	6	201
Southstate Bank Corporation	17	1,656
SR Bancorp, Inc.	1	13
Stellar Bancorp, Inc.	9	373
Stewart Information Services Corporation	6	364
Stifel Financial Corp.	21	1,494
Stock Yards Bancorp, Inc.	5	418
StoneX Group Inc. (a)	12	1,472
Texas Capital Bancshares, Inc.	8	814
TFS Financial Corporation (b)	28	494
Third Coast Bancshares, Inc. (a)	3	117
Timberland Bancorp, Inc.	2	101
Tiptree Inc.	8	137
Tompkins Financial Corporation	3	262
TowneBank	16	565
TransUnion	—	28
TriCo Bancshares	6	311
Triumph Financial, Inc. (a)	5	347
Trupanion, Inc. (a)	9	212
Trustco Bank Corp N Y	4	205
Trustmark Corporation	11	497
TWFG, Inc. (a)	3	65
UMB Financial Corporation	12	1,779
United Bankshares, Inc.	24	1,081
United Community Banks, Inc.	20	695
United Fire Group, Inc.	5	273
Unity Bancorp, Inc.	2	113
Universal Insurance Holdings, Inc.	6	229
Univest Financial Corporation	6	244
Unum Group	9	767
Upstart Holdings, Inc. (a) (b)	17	618
USCB Financial Holdings, Inc. - Class A	3	66
Usio, Inc. (a)	5	12
UWM Holdings Corporation - Class A (b)	53	122
Valley National Bancorp	92	1,342
Value Line, Inc.	—	19
Velocity Financial Inc. (a)	6	106
Victory Capital Holdings, Inc. - Class A	10	818
Virginia National Bankshares Corporation	—	15
Virtu Financial, Inc. - Class A	15	911
Virtus Investment Partners, Inc.	1	165
Voya Financial, Inc.	14	1,301
WAFD, Inc.	14	548
Walker & Dunlop, Inc.	6	326
Washington Trust Bancorp, Inc.	4	128
Waterstone Financial, Inc.	4	92
Webster Financial Corporation	18	1,374
Webull Corp - Class A (a)	11	74
WesBanco, Inc.	17	678
West Bancorporation, Inc.	4	114
Westamerica Bancorporation	5	281
Western Alliance Bancorporation	14	1,135
Western New England Bancorp, Inc.	6	87
Western Union Company, The	60	462
Westwood Holdings Group, Inc.	2	39
Wex, Inc. (a)	5	758
White Mountains Insurance Group Ltd	—	889
Wintrust Financial Corporation	11	1,751
WisdomTree, Inc. (b)	28	471
World Acceptance Corporation (a)	1	248
WSFS Financial Corporation	11	817
Zions Bancorporation, National Association	23	1,617
Zurich American Corporation	10	280
		169,832
Consumer Discretionary 13.6%
1-800-Flowers.com, Inc. - Class A (a) (b)	5	19
1stdibs.com, Inc. (a)	7	32
Abercrombie & Fitch Co. - Class A (a)	7	675
Academy Sports & Outdoors, Inc.	13	594
Accel Entertainment, Inc. - Class A (a)	14	180
Acushnet Holdings Corp.	11	1,330
Adient Public Limited Company (a)	15	272
ADT, Inc.	118	769
Advance Auto Parts, Inc. (b)	11	659
American Eagle Outfitters, Inc.	32	545
American Outdoor Brands, Inc. (a)	3	39
American Public Education, Inc. (a)	4	205
Ammo, Inc. (a)	16	36
Aptiv PLC (a)	—	13
Aramark	36	2,032
Arhaus, Inc. - Class A	9	74
Ark Restaurants Corp. (a)	1	3
ARKO Corp. - Class A	23	185
Asbury Automotive Group, Inc. (a)	3	685
Autoliv, Inc.	9	1,089
AutoNation, Inc. (a)	6	1,154
Bassett Furniture Industries, Incorporated	2	41
Bath & Body Works, Inc.	31	712
Beazer Homes USA, Inc. (a)	5	148
Bed Bath & Beyond, Inc. (a)	13	77
Beech Leaf LLC (a) (b)	35	124
Best Buy Co., Inc.	6	453
Biglari Holdings Inc. - Class A (a)	—	19
Biglari Holdings Inc. - Class B (a)	—	187
Birkenstock Holding PLC (a) (b)	19	835
BJ's Restaurants, Inc. (a)	4	254
Bloomin' Brands, Inc.	15	135
Boot Barn Holdings, Inc. (a)	5	830
BorgWarner Inc.	23	1,501
Bowlero Corp. - Class A (b)	5	39
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Boyd Gaming Corporation	1	117
Bright Horizons Family Solutions, Inc. (a)	9	663
Brightstar Lottery PLC	28	297
Brinker International, Inc. (a)	9	1,450
Brunswick Corporation	11	917
Buckle, Inc., The	10	415
Build-A-Bear Workshop, Inc. (b)	3	94
Caesars Entertainment, Inc. (a)	26	799
Caleres, Inc.	7	87
Callaway Golf Company (a)	35	659
Camping World Holdings, Inc. - Class A	10	80
Capri Holdings Limited (a)	22	410
CarMax, Inc. (a)	20	1,076
Carriage Services, Inc.	3	117
Carter's, Inc.	7	304
Cato Corporation, The - Class A (a)	5	15
CAVA Group, Inc. (a)	12	972
Cavco Industries, Inc. (a)	1	906
Century Communities, Inc.	6	401
Cheesecake Factory Incorporated, The	9	725
Chegg, Inc. (a)	22	22
Chewy, Inc. - Class A (a)	28	542
Choice Hotels International, Inc. (b)	7	741
Churchill Downs Incorporated	8	721
Citi Trends, Inc. (a)	2	112
CLARUS Corporation	9	29
Columbia Sportswear Company	9	583
Cooper-Standard Holdings Inc. (a)	4	100
Coursera, Inc. (a)	55	313
Covista Inc. (a)	7	858
Cracker Barrel Old Country Store, Inc. (b)	4	195
Cricut, Inc. - Class A (b)	9	40
Crocs, Inc. (a)	8	1,025
Culp, Inc. (a)	2	6
Dana Incorporated	23	632
Dauch Corporation (a)	46	249
Dave & Buster's Entertainment, Inc. (a)	7	78
Deckers Outdoor Corporation (a)	1	75
Designer Brands Inc. - Class A	10	57
Destination XL Group, Inc. (a)	12	8
Dillard's, Inc. - Class A (b)	2	925
Dine Brands Global, Inc. (b)	3	108
DK Crown Holdings Inc. - Class A (a)	29	722
Domino's Pizza, Inc.	2	707
Dorman Products, Inc. (a)	5	749
Dream Finders Homes, Inc. - Class A (a)	6	109
Driven Brands Holdings Inc. (a)	24	341
Duluth Holdings Inc. - Class B (a)	6	29
Duolingo, Inc. - Class A (a)	3	328
Dutch Bros Inc. - Class A (a)	15	1,089
Educational Development Corporation (a)	1	1
El Pollo Loco Holdings, Inc. (a)	7	117
Envela Corporation (a)	4	106
Escalade, Incorporated	3	57
Ethan Allen Interiors Inc.	5	116
ETSY, Inc. (a)	15	1,132
FIGS, Inc. - Class A (a)	29	297
First Watch Restaurant Group, Inc. (a)	11	136
Five Below, Inc. (a)	7	1,280
Flexsteel Industries, Inc.	1	86
Floor & Decor Holdings, Inc. - Class A (a)	18	1,083
Fossil Group, Inc. (a)	1	3
Fox Factory Holding Corp. (a)	8	140
Frontdoor, Inc. (a)	11	868
Full House Resorts, Inc. (a)	8	23
GameStop Corp. - Class A (a)	48	1,061
Gap, Inc., The	62	1,153
Garrett Motion Inc.	36	1,290
Genesco Inc. (a)	3	85
Gentex Corporation	35	895
Gentherm Incorporated (a)	6	196
Genuine Parts Company	—	54
Gigacloud Technology Inc. - Class A (a)	5	166
G-III Apparel Group, Ltd.	8	269
Global Business Travel Group, Inc. - Class A (a)	57	533
Gold.Com, Inc.	5	199
Goodyear Tire & Rubber Company, The (a)	51	337
Gopro Inc. - Class A (a)	13	10
Graham Holdings Co., Ltd. - Class B	1	727
Grand Canyon Education, Inc. (a)	5	703
Green Brick Partners, Inc. (a)	8	612
Group 1 Automotive, Inc.	2	719
Groupon, Inc. (a) (b)	7	167
GrowGeneration Corp. (a)	4	6
H & R Block, Inc.	22	833
Hamilton Beach Brands Holding Company - Class A	1	33
Harley-Davidson, Inc.	21	507
Hasbro, Inc.	16	1,326
Haverty Furniture Companies, Inc.	3	89
Helen of Troy Limited (a)	4	121
Hilton Grand Vacations Inc. (a)	15	810
Holley Inc. (a)	17	44
Hooker Furnishings Corporation (b)	3	54
Hovnanian Enterprises, Inc. - Class A (a)	1	142
Inspired Entertainment, Inc. (a)	4	32
Installed Building Products, Inc.	5	1,060
J.jill, Inc. (b)	2	38
JAKKS Pacific, Inc.	2	52
Johnson Outdoors Inc. - Class A	2	101
KB Home	12	754
Kohl's Corporation	21	379
Kontoor Brands, Inc.	10	796
Kura Sushi USA, Inc. - Class A (a) (b)	2	122
Lakeland Industries, Inc. (b)	2	17
Lands' End, Inc. (a) (b)	6	64
Latham Group, Inc. (a)	19	126
Laureate Education, Inc. - Class A (a)	26	931
La-Z-Boy Incorporated	8	324
LCI Industries	5	480
Lear Corporation	8	1,133
Legacy Education Inc. (a)	2	21
Legacy Housing Corporation (a)	4	117
Leggett & Platt, Incorporated	23	269
Levi Strauss & Co. - Class A	15	373
LGI Homes, Inc. (a)	5	293
Life Time Group Holdings, Inc. (a)	35	1,448
Lifetime Brands, Inc.	5	45
Lincoln Educational Services Corporation (a)	7	327
Lindblad Expeditions, LLC (a)	12	352
Lithia Motors, Inc. - Class A	4	1,118
LKQ Corporation	42	1,117
Lovesac Company, The (a)	4	61
Lucid Group, Inc. (a) (b)	7	50
M/I Homes, Inc. (a)	2	334
Macy's, Inc.	45	1,054
Malibu Boats, Inc. - Class A (a)	4	96
MarineMax, Inc. (a)	4	157
Marriott Vacations Worldwide Corporation	7	664
MasterCraft Boat Holdings, Inc. (a)	5	128
Mattel, Inc. (a)	50	694
Matthews International Corporation - Class A	6	156
Meritage Homes Corporation	5	392
MGM Resorts International (a)	3	126
Mobileye Global Inc. - Class A (a)	32	313
Mohawk Industries, Inc. (a)	10	1,218
Monarch Casino & Resort, Inc.	2	272
Monro, Inc.	6	96
Motorcar Parts of America, Inc. (a)	5	73
Movado Group, Inc.	4	149
Murphy USA Inc.	3	1,436
National Vision Holdings, Inc. (a)	16	295
Newell Brands Inc.	84	514
Nishka, Inc. - Class A (a)	8	44
Norwegian Cruise Line Holdings Ltd. (a)	61	1,279
Ollie's Bargain Outlet Holdings, Inc. (a)	10	793
OneSpaWorld Holdings Limited	19	536
Onewater Marine Inc. - Class A (a)	2	26
Oxford Industries, Inc. (b)	3	96
Papa John's International, Inc. (b)	6	235

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Patrick Industries, Inc.	6	554
Peloton Interactive, Inc. - Class A (a)	40	234
PENN Entertainment, Inc. (a)	24	514
Penske Automotive Group, Inc.	5	968
Perdoceo Education Corporation	11	366
Petco Health And Wellness Company, Inc. - Class A (a)	49	134
PetMed Express, Inc. (a)	5	9
Phinia Inc.	7	581
Planet Fitness, Inc. - Class A (a)	12	649
Polaris Inc.	10	717
Pool Corporation	5	1,070
Portillo's Inc. - Class A (a)	10	48
Pursuit Attractions And Hospitality, Inc. (a)	5	267
PVH Corp.	8	621
Quantumscape Battery, Inc. - Class A (a) (b)	89	673
RCI Hospitality Holdings, Inc.	2	50
Red Rock Resorts, Inc. - Class A	8	539
Revolve Group Inc. - Class A (a)	8	182
RH (a)	4	603
Rocky Brands, Inc.	1	56
Rush Street Interactive, Inc. - Class A (a)	14	421
Sabre Corporation (a)	51	106
Sally Beauty Holdings, Inc. (a)	18	257
Savers Value Village, Inc. (a)	22	226
Service Corporation International	19	1,459
Shake Shack, Inc. - Class A (a)	7	374
Shoe Station Group, Inc.	5	77
Signet Jewelers Limited	7	644
Six Flags Entertainment Corporation (a)	15	325
Skyline Champion Corporation (a)	9	835
Smith & Wesson Brands, Inc.	9	134
Smith Douglas Homes Corp. - Class A (a)	1	18
Solid Power Operating, Inc. - Class A (a) (b)	42	109
Solo Brands, Inc. - Class A (a) (b)	—	—
Sonic Automotive, Inc. - Class A	4	333
Sonos, Inc. (a)	23	310
Sportsman's Warehouse Holdings, Inc. (a)	11	14
Standard Motor Products, Inc.	4	171
Steven Madden, Ltd.	14	579
Stitch Fix, Inc. - Class A (a)	24	97
Stoneridge, Inc. (a)	6	48
Strategic Education, Inc.	4	325
Strattec Security Corporation (a)	1	69
Stride, Inc. (a)	8	678
Sturm, Ruger & Company, Inc.	3	122
Superior Group of Companies, Inc. (b)	3	45
Sweetgreen, Inc. - Class A (a)	17	150
Sypris Solutions, Inc. (a)	3	6
Target Hospitality Corp. (a)	17	338
Taylor Morrison Home II Corporation - Class A (a)	17	1,192
Texas Roadhouse, Inc. - Class A	7	1,267
Thor Industries, Inc.	9	660
Tilly's, Inc. - Class A (a) (b)	4	18
Toll Brothers, Inc.	3	519
TopBuild Corp. (a) (d)	4	1,554
Travel + Leisure Co.	11	859
Under Armour, Inc. - Class A (a) (b)	36	229
Under Armour, Inc. - Class C (a)	37	233
Unifi, Inc. (a)	4	21
United Parks And Resorts Inc. (a)	10	466
Universal Electronics Inc. (a)	3	16
Universal Technical Institute, Inc. (a)	10	443
Upbound Group, Inc.	11	230
Urban Outfitters, Inc. (a)	15	1,082
V.F. Corporation	49	813
Vail Resorts, Inc. (b)	6	807
Valvoline, Inc. (a)	22	889
Vera Bradley, Inc. (a)	8	30
Victoria's Secret & Co. (a)	13	1,085
Vince Holding Corp. (a)	1	6
Visteon Corporation	5	477
Warby Parker Inc. - Class A (a)	20	602
Wayfair Inc. - Class A (a)	15	1,428
Wendy's Company, The (b)	34	286
Weyco Group, Inc.	3	100
Whirlpool Corporation (b)	7	275
Wingstop Inc.	4	740
Winmark Corporation (b)	1	282
Winnebago Industries, Inc.	5	170
Wolverine World Wide, Inc.	16	258
WW International, Inc. (a)	1	11
Wyndham Hotels & Resorts, Inc.	12	1,043
Wynn Resorts, Limited	13	1,229
XPEL, Inc. (a)	5	261
YETI Holdings, Inc. (a)	14	703
Zumiez Inc. (a)	4	71
		117,164
Health Care 13.2%
10X Genomics, Inc. - Class A (a)	21	805
4D Molecular Therapeutics, Inc. (a)	8	104
Aadi Bioscience, Inc. (a)	6	27
Abeona Therapeutics Inc. (a)	5	29
AbSci, LLC (a)	18	212
AC Immune S.A. (a) (b)	8	19
Acadia Healthcare Company, Inc. (a)	16	465
Acadia Pharmaceuticals Inc. (a)	27	678
Accendra Health, Inc. (a)	2	8
Accuray Incorporated (a)	1	—
Aclaris Therapeutics, Inc. (a)	16	85
Acme United Corporation	1	33
Acumen Pharmaceuticals, Inc. (a)	11	28
AdaptHealth LLC - Class A (a)	25	262
Addus HomeCare Corporation (a)	3	339
ADMA Biologics, Inc. (a)	45	377
Agios Pharmaceuticals, Inc. (a)	11	407
Akebia Therapeutics, Inc. (a)	29	33
Aldeyra Therapeutics, Inc. (a)	17	36
Align Technology, Inc. (a)	5	858
Alignment Healthcare, Inc. (a)	26	611
Alkermes Public Limited Company (a)	27	1,436
Allogene Therapeutics, Inc. (a)	48	99
Altimmune, Inc. (a)	18	54
Alto Neuroscience, Inc. (a)	1	19
American Well Corporation - Class A (a)	2	16
AMN Healthcare Services, Inc. (a)	7	233
Amneal Pharmaceuticals, Inc. - Class A (a)	53	919
Amphastar Pharmaceuticals, Inc. (a)	8	161
Amylyx Pharmaceuticals, Inc. (a)	11	199
An2 Therapeutics, Inc. (a)	—	1
Anaptysbio, Inc. (a)	2	119
AngioDynamics, Inc. (a)	8	107
ANI Pharmaceuticals, Inc. (a)	4	353
Anika Therapeutics, Inc. (a)	4	55
Annexon, Inc. (a)	16	90
Arcturus Therapeutics Holdings Inc. (a) (b)	6	42
Arcus Biosciences, Inc. (a)	16	498
Ardent Health, Inc. (a)	3	27
ArriVent Biopharma, Inc. (a)	5	167
Arrowhead Pharmaceuticals Inc. (a)	20	1,615
Artivion, Inc. (a)	9	194
Arvinas Operations, Inc. (a)	12	97
Astrana Health, Inc. (a)	10	462
Atea Pharmaceuticals, Inc. (a)	14	65
AtriCure, Inc. (a)	9	248
Atyr Pharma, Inc. (a)	4	2
Aura Biosciences, Inc. (a)	10	70
Avalo Therapeutics, Inc. (a)	1	14
Avantor, Inc. (a)	92	907
Aveanna Healthcare Holdings Inc. (a)	28	241
AxoGen, Inc. (a)	6	275
Azenta, Inc. (a)	9	234
Baxter International Inc.	55	1,168
Beam Therapeutics Inc. (a)	18	611
BFLY Operations, Inc. - Class A (a)	15	124
Bicara Therapeutics Inc. (a)	8	227
Bioage Labs, Inc. (a)	5	120
BioLife Solutions, Inc. (a)	9	268
BioMarin Pharmaceutical Inc. (a)	26	1,516

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Bio-Rad Laboratories, Inc. - Class A (a)	3	818
Biote Corp. - Class A (a)	6	11
Bio-Techne Corporation	20	1,414
Bioventus Inc. - Class A (a)	11	108
Black Diamond Therapeutics, Inc. (a)	11	21
Blade Urban Air Mobility, Inc. - Class A (a)	17	92
Brightspring Health Services, Inc. (a)	24	1,650
Brookdale Senior Living Inc. (a)	44	712
Bruker Corporation	23	1,414
C4 Therapeutics, Inc. (a)	20	91
Cabaletta Bio, Inc. (a)	18	56
CareCloud, Inc. (a)	2	5
Caredx, Inc. (a)	10	292
Caribou Biosciences, Inc. (a)	18	32
Castle Biosciences, Inc. (a)	6	140
Catalyst Pharmaceuticals, Inc. (a)	22	679
Celldex Therapeutics, Inc. (a)	11	421
Century Therapeutics, Inc. (a)	6	14
Certara, Inc. (a)	30	199
CG Oncology, Inc. (a)	6	417
Champions Oncology, Inc. (a)	—	1
Charles River Laboratories International, Inc. (a)	7	1,530
Chemed Corporation	2	1,017
Chinook Therapeutics, Inc. (a) (e)	3	1
Claritev Corporation - Class A (a)	1	30
Climb Bio, Inc. (a)	7	94
Clover Health Investments, Corp. - Class A (a)	39	206
Codexis, Inc. (a)	10	22
Collegium Pharmaceutical, Inc. (a)	6	230
Community Health Systems, Inc. (a)	30	99
Compass Therapeutics, Inc. (a)	8	18
Concentra Group Holdings Parent, Inc.	24	714
CONMED Corporation	6	189
Contineum Therapeutics, Inc. - Class A (a)	3	47
Cooper Companies, Inc., The (a)	5	340
Corbus Pharmaceuticals Holdings, Inc. (a)	3	31
Corcept Therapeutics Incorporated (a)	17	1,490
CorVel Corporation (a)	9	577
Crinetics Pharmaceuticals, Inc. (a)	16	591
CRISPR Therapeutics AG (a) (b)	15	837
Cross Country Healthcare, Inc. (a)	8	104
Cryoport, Inc. (a)	9	143
Cullinan Oncology, LLC (a)	12	223
Cumberland Pharmaceuticals, Inc. (a)	3	18
CVRx, Inc. (a) (b)	4	22
Cytek Biosciences, Inc. (a)	22	98
Cytomx Therapeutics, Inc. (a)	37	140
Davita Inc. (a)	8	1,729
Definitive Healthcare Corp. - Class A (a)	15	12
Delcath Systems, Inc. (a)	3	33
Denali Therapeutics Inc. (a)	28	714
Dentsply Sirona Inc.	34	363
Design Therapeutics, Inc. (a)	9	137
Dianthus Therapeutics, Inc. (a)	5	464
Disc Medicine, Inc. (a)	6	419
Doximity, Inc. - Class A (a)	13	270
Dyne Therapeutics Inc. (a)	24	540
Edgewise Therapeutics, Inc. (a)	13	515
Elanco Animal Health Incorporated (a)	65	1,603
Electromed, Inc. (a)	2	65
Eledon Pharmaceuticals, Inc. (a) (b)	11	42
Embecta Corp.	10	34
Emergent BioSolutions Inc. (a)	10	83
Enanta Pharmaceuticals, Inc. (a)	5	71
Encompass Health Corporation	14	1,365
enGene Therapeutics Inc. (a)	10	17
Enliven Therapeutics, Inc. (a)	9	432
Enovis Corporation (a)	10	204
Ensign Group, Inc., The	9	1,423
Entrada Therapeutics, Inc. (a)	6	41
Envista Holdings Corporation (a)	26	688
Erasca, Inc. (a)	24	448
Eton Pharmaceuticals, Inc. (a)	1	47
Evolent Health, Inc. - Class A (a)	20	109
Exagen Inc. (a)	1	4
Exelixis, Inc. (a)	35	1,923
Eyepoint, Inc. (a)	11	154
Fate Therapeutics, Inc. (a)	14	37
First Tracks Biotherapeutics, Inc. (a)	1	19
Fortrea Holdings Inc. (a)	13	232
Fulcrum Therapeutics, Inc. (a)	12	45
Fulgent Genetics, Inc. (a)	6	124
GeneDx Holdings Corp. - Class A (a)	5	355
Glaukos Corporation (a)	1	92
Globus Medical, Inc. - Class A (a)	14	1,127
GoodRx Holdings, Inc. - Class A (a)	18	52
Grail, Inc. (a)	6	412
Guardian Pharmacy Services, Inc. - Class A (a)	7	295
Haemonetics Corporation (a)	8	605
Halozyme Therapeutics, Inc. (a)	20	1,577
Harmony Biosciences Holdings, Inc. (a)	10	371
Harrow, Inc. (a)	7	286
Health Catalyst, Inc. (a)	13	27
HealthEquity, Inc. (a)	14	1,256
Healthstream, Inc.	6	152
Henry Schein, Inc. (a)	19	1,592
Icon Public Limited Company (a)	6	1,120
ICU Medical, Inc. (a)	4	653
IDEAYA Biosciences, Inc. (a)	15	567
Immunome, Inc. (a)	9	200
Indivior Pharmaceuticals, Inc. (a)	19	788
InfuSystem Holdings, Inc. (a)	5	50
InnovAge Holding Corp (a)	13	155
Innoviva, Inc. (a)	13	300
Inogen, Inc. (a)	6	37
Inspire Medical Systems, Inc. (a)	4	176
Insulet Corporation (a)	5	792
Integer Holdings Corporation (a)	6	546
Integra LifeSciences Holdings Corporation (a)	13	229
Intellia Therapeutics, Inc. (a)	22	371
Iovance Biotherapeutics, Inc. (a) (b)	75	311
Iradimed Corporation	2	233
Ironwood Pharmaceuticals, Inc. - Class A (a)	28	119
Janux Therapeutics, Inc. (a)	4	59
Jazz Pharmaceuticals Public Limited Company (a)	5	1,153
Joint Corp, The (a)	—	4
Kalaris Therapeutics, Inc. (a)	—	—
Keros Therapeutics, Inc. (a)	4	39
Kewaunee Scientific Corporation (a)	—	15
Kiniksa Pharmaceuticals International, PLC - Class A (a)	8	514
Kodiak Sciences Inc. (a)	9	336
Krystal Biotech, Inc. (a)	5	1,751
Kura Oncology, Inc. (a)	17	189
Kymera Therapeutics, Inc. (a)	5	555
Lantheus Holdings, Inc. (a)	11	1,176
Larimar Therapeutics, Inc. (a)	17	53
LeMaitre Vascular, Inc.	4	400
LENZ Therapeutics, Inc. (a) (b)	2	12
Lexeo Therapeutics Inc. (a)	14	63
Lifestance Health Group, Inc. (a)	68	729
Ligand Pharmaceuticals Incorporated (a)	3	1,022
Liquidia Technologies, Inc. (a)	11	891
LivaNova PLC (a)	10	800
Lyell Immunopharma Inc. (a)	2	31
MacroGenics, Inc. (a) (b)	15	70
MannKind Corporation (a)	17	72
Maravai LifeSciences Holdings, Inc. - Class A (a)	25	157
MaxCyte, Inc. (a)	19	23
MBX Biosciences, Inc. (a)	3	149
MediciNova, Inc. (a)	3	4
Medpace Holdings, Inc. (a)	3	1,550
Merit Medical Systems, Inc. (a)	10	679
Merrimack Pharmaceuticals, Inc. (a) (e)	4	—
Mesa Laboratories, Inc.	1	111
MiMedx Group, Inc. (a)	25	96
Mineralys Therapeutics, Inc. (a)	8	203
Molina Healthcare, Inc. (a)	6	1,463
Monte Rosa Therapeutics, Inc. (a)	13	319
MoonLake Immunotherapeutics AG - Class A (a)	2	45

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Myriad Genetics, Inc. (a)	17	95
National HealthCare Corporation	3	614
Nautilus Subsidiary, Inc. (a)	6	10
Neogen Corporation (a)	38	346
Neogenomics, Inc. (a)	26	377
Neumora Therapeutics, Inc. (a)	17	29
Nkarta, Inc. (a)	7	21
Novavax, Inc. (a) (b)	2	21
Novocure Limited (a)	18	275
NRC Health	5	109
Nurix Therapeutics, Inc. (a)	16	388
Nutex Health Inc. (a) (b)	—	37
Ocular Therapeutix, Inc. (a)	31	300
Olema Pharmaceuticals Inc. (a)	16	195
OmniAb, Inc. (a) (e)	1	—
OmniAb, Inc. (a) (e)	1	—
OmniAb, Inc. (a)	23	56
Omnicell, Inc. (a)	8	337
Onkure Therapeutics, Inc. - Class A (a)	3	13
OPKO Health, Inc. (a)	22	33
OptimizeRX Corporation (a)	4	22
Option Care Health, Inc. (a)	27	570
Oramed Pharmaceuticals Inc. (a)	5	23
Orasure Technologies, Inc. (a)	14	64
Organogenesis Holdings Inc. - Class A (a) (b)	22	55
Organon & Co.	35	480
Oric Pharmaceuticals, Inc. (a)	18	196
Orthofix Medical Inc. (a)	7	65
Orthopediatrics Corp. (a)	5	98
Oruka Therapeutics, Inc. (a)	3	329
Oscar Health, Inc. - Class A (a)	39	1,118
Pacific Biosciences of California, Inc. (a) (b)	12	20
Pacira Pharmaceuticals, Inc. (a)	8	207
PACS Group, Inc. (a)	21	885
PDL BioPharma, Inc. (a) (e)	14	4
Pediatrix Medical Group, Inc. (a)	17	420
Pennant Group, Inc., The (a)	7	248
Penumbra, Inc. (a)	4	1,166
PepGen Inc. (a)	6	10
Perrigo Company Public Limited Company	24	250
Personalis, Inc. (a)	16	219
Perspective Therapeutics, Inc. (a)	18	61
Phibro Animal Health Corporation - Class A	4	133
Phreesia, Inc. (a)	10	98
Pliant Therapeutics, Inc. (a)	10	11
Precision Biosciences, Inc. (a)	3	23
Prelude Therapeutics Incorporated (a)	4	19
Prestige Consumer Healthcare Inc. (a)	9	407
Prime Medicine, Inc. (a)	17	63
Privia Health Group Inc. (a)	22	567
Progyny, Inc. (a)	16	456
Protagonist Therapeutics, Inc. (a)	2	248
Protalix Biotherapeutics, Inc. (a)	7	16
Protara Therapeutics, Inc. (a)	8	32
Prothena Corporation Public Limited Company (a)	10	99
PTC Therapeutics, Inc. (a)	7	602
Pulmonx Corporation (a)	9	11
Puma Biotechnology, Inc. (a)	10	84
Pyxis Oncology, Inc. (a)	4	12
Quanterix Corporation (a)	9	38
QuidelOrtho Corporation (a)	11	189
RadNet, Inc. (a)	14	841
Rafael Holdings, Inc. - Class B (a)	4	14
Rapport Therapeutics, Inc. (a)	7	275
Regenxbio Inc. (a)	10	123
Relay Therapeutics, Inc. (a)	32	592
Repligen Corporation (a)	9	1,165
Replimune Group, Inc. (a)	15	167
Revvity, Inc.	15	1,677
Rezolute, Inc. (a)	15	76
Rigel Pharmaceuticals, Inc. (a)	1	40
Rocket Pharmaceuticals, Inc. (a)	17	59
RxSight, Inc. (a)	7	34
Sagimet Biosciences Inc. - Series A (a)	4	29
Sana Biotechnology, Inc. (a)	8	29
Sanara Medtech Inc. (a)	1	18
Sarepta Therapeutics, Inc. (a)	7	133
Schrodinger, Inc. (a)	11	181
Seer, Inc. - Class A (a)	6	10
Select Medical Holdings Corporation	22	367
Sensus Healthcare, Inc. (a) (b)	2	7
Septerna, Inc. (a)	3	101
Sera Prognostics, Inc. - Class A (a)	3	6
Shattuck Labs, Inc. (a)	6	39
SI-BONE, Inc. (a)	8	126
SIGA Technologies, Inc.	14	50
Sight Sciences, Inc. (a)	8	43
Simulations Plus, Inc. (a)	4	69
Solid Biosciences Inc. (a)	14	137
Solventum Corporation (a)	9	676
Sotera Health LLC (a)	45	796
STAAR Surgical Company (a)	9	255
Stoke Therapeutics, Inc. (a)	10	337
Supernus Pharmaceuticals, Inc. (a)	11	490
Surgery Partners, Inc. (a)	22	363
Tactile Systems Technology, Inc. (a)	5	147
Tango Therapeutics, Inc. (a)	7	211
Taysha Gene Therapies, Inc. (a)	12	80
Teladoc Health, Inc. (a)	32	273
Teleflex Incorporated	7	863
Tenax Therapeutics, Inc. (a)	2	34
TG Therapeutics, Inc. (a)	24	1,340
Theravance Biopharma, Inc. (a)	10	178
Tonix Pharmaceuticals Holding Corp. (a)	1	9
TransMedics Group, Inc. (a) (b)	5	362
Treace Medical Concepts, Inc. (a) (b)	5	19
TruBridge, Inc. (a)	4	93
TScan Therapeutics, Inc. (a)	3	3
Tyra Biosciences, Inc. (a)	6	194
U.S. Physical Therapy, Inc.	3	203
UFP Technologies, Inc. (a)	1	390
Unicycive Therapeutics, Inc. (a) (b)	2	7
Universal Health Services, Inc. - Class B	7	1,095
Upstream Bio, Inc. (a)	4	26
Utah Medical Products, Inc.	1	66
Vanda Pharmaceuticals Inc. (a)	14	85
Varex Imaging Corporation (a)	9	94
Vaxcyte, Inc. (a)	17	988
Vera Therapeutics, Inc. - Class A (a)	1	52
Veracyte, Inc. (a)	15	860
Vericel Corporation (a)	9	401
Verrica Pharmaceuticals Inc. (a)	2	12
Viatris Inc.	54	853
Viking Therapeutics, Inc. (a)	11	413
VIR Biotechnology, Inc. (a)	28	289
Viridian Therapeutics, Inc. (a)	16	286
Voyager Therapeutics, Inc. (a)	13	44
Wave Life Sciences Ltd. (a)	24	141
Waystar Holding Corp. (a)	28	573
Xbiotech Inc. (a) (b)	6	14
Xencor, Inc. (a)	15	237
Xeris Biopharma Holdings, Inc. (a)	23	182
Xoma Royalty Corporation (a)	1	61
Zenas BioPharma, Inc. (a) (b)	1	20
Zentalis Pharmaceuticals, Inc. (a)	10	49
Zevra Therapeutics, Inc. (a)	9	125
Zura Bio Limited - Class A (a)	13	76
Zymeworks Inc. (a)	10	261
		113,760
Information Technology 13.0%
8X8, Inc. (a)	16	28
908 Devices Inc. (a)	5	48
A10 Networks, Inc.	13	494
Access Newswire Inc. (a)	1	6
ACI Worldwide, Inc. (a)	19	932
ACM Research, Inc. - Class A (a)	11	1,341
Adeia Inc.	20	660
Adtran Holdings, Inc. (a)	15	206
Advanced Energy Industries, Inc.	6	2,345

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Aehr Test Systems (a)	6	549
Agilysys, Inc. (a)	5	522
Airgain, Inc. (a)	2	14
Akamai Technologies, Inc. (a)	1	60
Alarm.Com Holdings, Inc. (a)	9	424
Alkami Technology, Inc. (a) (b)	10	188
Allegro Microsystems Inc. (a)	28	1,934
Alpha and Omega Semiconductor Limited (a)	6	271
Ambarella Inc. (a)	7	625
Amdocs Limited	16	795
Amplitude Inc. - Class A (a)	17	132
Amtech Systems, Inc. (a)	3	72
AppFolio, Inc. - Class A (a)	3	555
Arlo Technologies, Inc. (a)	6	76
Arrow Electronics, Inc. (a)	9	1,850
AstroNova, Inc. (a)	1	14
AvePoint, Inc. - Class A (a)	38	422
Aviat Networks, Inc. (a)	3	64
Avnet, Inc.	14	1,246
Aware Inc. (a)	5	6
Axcelis Technologies, Inc. (a)	5	1,028
Backblaze Inc. - Class A (a)	12	190
Badger Meter, Inc.	5	737
Bel Fuse Inc. - Class B	2	814
Belden Inc.	7	809
Benchmark Electronics, Inc.	7	683
Bentley Systems, Incorporated - Class B	19	580
Bill Holdings, Inc. (a)	16	569
Bk Technologies, Inc. (a)	1	53
Blackbaud, Inc. (a)	9	262
Blackline, Inc. (a)	11	299
Box, Inc. - Class A (a)	25	670
Braze, Inc. - Class A (a)	17	359
C3.ai, Inc. - Class A (a) (b)	17	156
Calix, Inc. (a)	11	423
CCC Intelligent Solutions Holdings Inc. (a)	101	522
Cerence Inc. (a)	9	100
CEVA Inc. (a)	6	260
Cipher Digital Inc. (a)	28	693
Cirrus Logic, Inc. (a)	9	1,369
Cleanspark Inc. (a) (b)	47	678
Clear Secure, Inc. - Class A	15	864
Clearfield, Inc. (a)	2	96
Climb Global Solutions, Inc.	4	99
Coda Octopus Group, Inc. (a)	1	11
Cognex Corporation	22	1,568
Cohu, Inc. (a)	9	643
CommVault Systems, Inc. (a)	7	1,010
Comtech Telecommunications Corp. (a)	8	16
Consensus Cloud Solutions, Inc. (a)	4	155
Corsair Gaming, Inc. (a)	18	172
CPI Card Group Inc. (a)	2	46
Crane Nxt, Co. (b)	10	506
Crexendo, Inc. (a)	4	32
CS Disco, Inc. (a)	13	49
CSP, Inc.	1	5
CTS Corporation	5	349
Daily Journal Corporation (a)	—	153
Daktronics, Inc. (a)	10	192
Diebold Nixdorf, Incorporated (a)	6	530
Digi International Inc. (a)	7	521
Digital Turbine USA, Inc. (a)	17	221
DigitalOcean Holdings, Inc. (a)	15	2,282
Diodes Incorporated (a)	8	892
DocuSign, Inc. (a)	18	813
Dolby Laboratories, Inc. - Class A	9	497
Dropbox, Inc. - Class A (a)	29	803
DXC Technology Company (a)	31	277
Dynatrace, Inc. (a)	26	1,152
Eastman Kodak Company (a)	16	149
Egain Corporation (a)	9	57
Elastic N.V. (a)	8	452
Enphase Energy, Inc. (a)	19	944
EPAM Systems, Inc. (a)	7	537
ePlus Inc.	5	383
Everforth, Inc. (a)	8	139
Everspin Technologies, Inc. (a) (b)	5	124
Fastly, Inc. - Class A (a)	25	467
Five9, Inc. (a)	13	277
Formfactor, Inc. (a)	13	2,028
Frequency Electronics, Inc. (a)	2	111
Freshworks, Inc. - Class A (a)	42	430
Gen Digital Inc.	28	691
GitLab Inc. - Class A (a)	16	490
Globant S.A. (a)	5	154
Grid Dynamics Holdings, Inc. - Class A (a)	15	84
Guidewire Software, Inc. (a)	6	742
Hackett Group, Inc., The	6	61
Harmonic, Inc. (a)	20	326
I3 Verticals, Inc. - Class A (a)	5	101
Ichor Holdings, Ltd. (a)	6	714
Identiv, Inc. (a)	6	14
Indie Semiconductor, Inc. - Class A (a) (b)	31	139
Information Services Group, Inc.	11	46
Inseego Corp. (a) (b)	2	23
Insight Enterprises, Inc. (a)	6	716
Intapp US, Inc. (a)	9	239
Intellicheck, Inc. (a)	1	3
InterDigital, Inc.	5	1,416
inTEST Corporation (a)	3	47
IPG Photonics Corporation (a)	7	836
Itron, Inc. (a)	8	669
Kimball Electronics Group, LLC (a)	5	138
Klaviyo, Inc. - Series A (a)	16	238
Knowles Corporation (a)	16	650
Kulicke and Soffa Industries, Inc.	9	1,208
KVH Industries, Inc. (a)	5	46
Kyndryl Holdings, Inc. (a)	38	430
Lantronix, Inc. (a)	11	62
Life360, Inc. (a) (b)	8	455
Littelfuse, Inc.	4	1,632
LiveRamp Holdings, Inc. (a)	12	447
MagnaChip Semiconductor Corporation (a)	12	56
Manhattan Associates, Inc. (a)	8	1,126
Mara Holdings, Inc. (a) (b)	49	684
Methode Electronics, Inc.	6	119
Mirion Technologies (US), Inc. - Class A (a)	39	695
Mitek Systems, Inc. (a)	10	196
M-Tron Industries, Inc. (a)	—	38
N-Able, Inc. (a)	34	124
Napco Security Technologies, Inc.	7	249
nCino OpCo, Inc. (a)	19	310
NCR Voyix Corporation (a)	27	218
NETGEAR, Inc. (a)	7	153
NetScout Systems, Inc. (a)	13	583
Network-1 Technologies, Inc.	3	4
Nlight, Inc. (a)	9	656
Novanta Inc. (a)	6	974
Nutanix, Inc. - Class A (a)	20	1,013
NVE Corporation	1	92
One Stop Systems, Inc. (a)	3	56
OneSpan Inc.	8	113
Onto Innovation Inc. (a)	6	2,450
Ooma, Inc. (a)	6	117
OSI Systems, Inc. (a)	3	662
Ouster, Inc. - Class A (a)	2	95
Pagerduty, Inc. (a)	17	161
PAR Technology Corporation (a) (b)	6	105
PC Connection, Inc.	5	349
PDF Solutions, Inc. (a)	8	562
Pegasystems Inc.	25	748
Penguin Solutions, Inc. (a)	10	777
Photronics, Inc. (a)	12	379
Plexus Corp. (a)	5	1,447
Porch Group Inc. - Class A (a)	22	338
Power Integrations, Inc.	10	823
Powerfleet Inc. (a)	23	89
Procore Technologies, Inc. (a)	6	228
Progress Software Corporation (a)	7	247
Q2 Holdings, Inc. (a)	10	458

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Qorvo, Inc. (a)	15	1,388
Qualys, Inc. (a)	6	867
Ralliant Corporation	5	392
Rambus Inc. (a)	17	2,284
Rapid7, Inc. (a)	6	48
Red Violet, Inc. (a)	3	171
Research Solutions, Inc. (a)	3	7
RF Industries, Ltd. (a)	1	25
Ribbon Communications Inc. (a)	35	82
Richardson Electronics, Ltd.	2	42
Rimini Street, Inc. (a)	16	68
RingCentral, Inc. - Class A	14	540
Riot Platforms, Inc. (a) (b)	65	1,774
Rogers Corporation (a)	3	529
SailPoint, Inc. (a) (b)	17	248
Sanmina Corporation (a)	9	2,258
ScanSource, Inc. (a)	4	229
SentinelOne, Inc. - Class A (a)	48	811
Silicon Laboratories Inc. (a)	5	1,035
Silvaco Group, Inc. (a)	3	41
Skywater Technology, Inc. (a)	6	196
Skyworks Solutions, Inc.	19	1,309
SmartRent, Inc. - Class A (a)	12	14
Soundthinking, Inc. (a)	3	29
Sprinklr, Inc. - Class A (a)	27	140
SPS Commerce, Inc. (a)	6	357
Synaptics Incorporated (a)	7	891
Telos Corporation (a)	17	78
Tenable Holdings, Inc. (a)	17	621
Teradata Corporation (a)	18	627
TransAct Technologies Incorporated (a)	—	1
Trimble Inc. (a)	4	225
TTM Technologies, Inc. (a)	17	3,229
Tucows Inc. - Class A (a)	1	14
Turtle Beach Corporation (a)	3	33
Tyler Technologies, Inc. (a)	1	270
Uipath, Inc. - Class A (a)	72	781
Ultra Clean Holdings, Inc. (a)	8	1,186
Unisys Corporation (a)	15	53
Unity Software Inc. (a)	35	990
Universal Display Corporation	8	650
Varonis Systems, Inc. (a)	7	282
Veeco Instruments Inc. (a)	11	849
Vertex, Inc. - Class A (a)	10	116
Viant Technology Inc. - Class A (a)	3	33
ViaSat, Inc. (a)	17	1,530
Viavi Solutions Inc. (a)	39	1,855
Vishay Intertechnology, Inc.	21	1,149
Vishay Precision Group, Inc. (a)	3	401
Vistance Networks, Inc. (a)	35	447
Vontier Corporation	24	697
Xerox Holdings Corporation (b)	22	68
Xperi Inc. (a)	9	70
Yext, Inc. (a)	23	106
Zebra Technologies Corporation - Class A (a)	4	1,081
Zeta Global Holdings Corp. - Class A (a)	33	649
		111,362
Energy 5.3%
Amplify Energy Corp. (a)	9	37
Antero Midstream Corporation	78	1,774
Antero Resources Corporation (a)	26	914
Apa Corp.	23	739
Archrock, Inc.	29	1,176
Ardmore Shipping Services (Ireland) Limited	8	119
Atlas Energy Solutions Inc. (b)	22	373
BKV Corporation (a)	15	405
Borr Drilling Limited (a) (b)	62	255
Bristow Holdings U.S. Inc.	6	232
Cactus, Inc. - Class A	11	555
California Resources Corporation	14	729
Calumet Specialty Products Partners, L.P. (a)	6	218
Centrus Energy Corp. - Class A (a)	3	431
Chord Energy Corporation	9	1,065
Clean Energy Fuels Corp. (a)	46	94
CNX Resources Corporation (a)	24	819
Comstock Inc. (a) (b)	11	45
Comstock Resources, Inc. (a) (b)	46	680
Core Laboratories LP	9	101
Core Natural Resources, Inc.	7	587
Crescent Energy Company - Class A	59	577
CVR Energy, Inc.	19	526
Delek US Holdings, Inc.	7	363
DHT Holdings, Inc.	31	507
Diversified Energy Company	6	88
DMC Global Inc. (a)	5	31
Dorian LPG Ltd.	8	280
Drilling Tools International, Inc. (a)	3	7
DT Midstream, Inc.	10	1,519
enCore Energy Corp. (a)	6	8
Energy Services of America Corporation	3	53
Epsilon Energy Ltd. (b)	5	27
Evolution Petroleum Corporation	9	32
Excelerate Energy, Inc. - Class A	5	179
Expro Group Holdings N.V. (a)	22	327
Flowco Holdings Inc. - Class A	6	129
Forum Energy Technologies, Inc. (a)	2	112
FutureFuel Corp.	10	47
Geospace Technologies Corporation (a)	3	24
Gevo, Inc. (a) (b)	10	16
Gran Tierra Energy Inc. (a)	4	22
Granite Ridge Resources, Inc.	24	105
Green Plains Inc. (a)	13	204
Gulfport Energy Corporation (a)	3	492
Helix Energy Solutions Group, Inc. (a)	27	233
Helmerich & Payne, Inc.	19	616
HF Sinclair Corporation	23	1,595
Innovex International, Inc. (a)	13	325
International Seaways, Inc.	8	648
Kinetik Holdings Inc. - Class A	9	413
KLX Energy Services Holdings, Inc. (a) (b)	1	2
Kodiak Gas Services, LLC	15	1,161
Kosmos Energy Ltd. (a)	105	222
Liberty Energy Inc. - Class A	27	717
Magnolia Oil & Gas Corporation - Class A	31	801
Mammoth Energy Services, Inc. (a)	11	36
Matador Resources Company	21	1,023
Murphy Oil Corporation	24	772
Nabors Industries Ltd. (a)	3	227
NACCO Industries, Inc. - Class A	2	88
National Energy Services Reunited Corporation (a)	18	537
Natural Gas Services Group, Inc.	2	101
NCS Multistage Holdings, Inc. (a)	—	13
Noble Corporation PLC	26	985
Nordic American Tankers Limited	40	224
Northern Oil and Gas Incorporated	20	369
NOV Inc.	58	1,068
Oceaneering International, Inc. (a)	17	699
Oil States International, Inc. (a)	13	105
Opal Fuels Inc. - Class A (a) (b)	2	4
Ovintiv Canada ULC	7	384
Par Pacific Holdings, Inc. (a)	8	473
Patterson-UTI Energy, Inc.	67	612
PBF Energy Inc. - Class A	19	876
Peabody Energy Corporation	23	534
Permian Resources Corporation - Class A	28	516
Primeenergy Resources Corporation (a)	—	44
ProFrac Holding Corp. - Class A (a)	8	46
Propetro Holding Corp. (a)	23	331
Range Resources Corporation	40	1,477
Ranger Energy Services, Inc. - Class A	4	68
REX American Resources Corporation (a)	7	309
Riley Exploration - Permian, LLC	4	131
Ring Energy Inc. (a) (b)	2	2
RPC, Inc.	44	256
Sable Offshore Corp. - Class A (a) (b)	1	5
SandRidge Energy, Inc.	6	85
Scorpio Tankers Inc.	9	626
SEACOR Marine Holdings Inc. (a)	7	56
Seadrill Limited (a)	12	444

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Select Water Solutions, Inc. - Class A	24	483
SFL Corporation Ltd.	29	295
SM Energy Company	35	902
Smart Sand, Inc.	10	48
Solaris Energy Infrastructure, Inc. - Class A	9	687
SunocoCorp LLC	4	271
Talos Energy Inc. (a)	33	423
Teekay Corporation	17	172
Teekay Tankers Ltd. - Class A	6	383
TETRA Technologies, Inc. (a)	28	320
Tidewater Inc. (a)	9	579
Transocean Ltd. (a) (c)	165	806
Uranium Energy Corp. (a)	56	592
VAALCO Energy, Inc.	19	95
Valaris Limited (a)	11	832
Vitesse Energy, Inc. (b)	5	82
W&T Offshore, Inc.	31	97
Weatherford International Public Limited Company	11	885
World Kinect Corporation	11	347
		45,581
Materials 4.9%
AdvanSix Inc.	5	99
Alpha Metallurgical Resources, Inc. (a)	2	369
Alto Ingredients, Inc. (a)	20	112
American Battery Technology Company (a) (b)	22	62
American Vanguard Corporation (a)	6	17
Ampco-Pittsburgh Corporation (a)	3	23
AptarGroup, Inc.	8	941
Ardagh Metal Packaging S.A.	73	346
ARQ, Inc. (a)	6	15
Ascent Industries Co. (a)	2	27
Ashland Inc.	8	542
Aspen Aerogels, Inc. (a)	13	86
Avery Dennison Corporation	4	666
Avient Corporation	16	600
Axalta Coating Systems Ltd. (a)	34	1,168
Balchem Corporation	6	931
Cabot Corporation	9	858
Caledonia Mining Corporation PLC	4	69
Celanese Corporation - Class A	15	678
Century Aluminum Company (a)	17	771
CF Industries Holdings, Inc.	4	387
Chemours Company, The	28	584
Clearwater Paper Corporation (a)	3	54
Cleveland-Cliffs Inc. (a)	92	864
Commercial Metals Company	20	1,266
Compass Minerals International, Inc. (a)	8	252
Core Molding Technologies, Inc. (a)	1	28
Crown Holdings, Inc.	15	1,707
Dakota Gold Corp. (a)	13	54
Eagle Materials Inc.	5	1,098
Eastman Chemical Company	15	992
Ecovyst Inc. (a)	20	251
Element Solutions Inc.	44	2,094
Ferroglobe PLC	26	83
Flotek Industries, Inc. (a) (b)	6	146
FMC Corporation (b)	15	171
Fortitude Gold Corporation	2	11
Friedman Industries, Incorporated	2	48
Graphic Packaging Holding Company	39	411
Greif, Inc. - Class A	4	333
Greif, Inc. - Class B (b)	3	243
H.B. Fuller Company	10	565
Hawkins, Inc.	4	543
Hecla Mining Company	107	1,652
Huntsman Corporation	30	316
Ingevity Corporation (a)	7	502
Innospec Inc.	4	356
Intrepid Potash, Inc. (a)	3	93
Ivanhoe Electric Inc. (a)	9	86
Kaiser Aluminum Corporation	3	596
Koppers Holdings Inc.	4	188
KRC Materials, Inc. (a)	9	760
Kronos Worldwide, Inc.	12	78
Lifezone Metals Limited (a) (b)	6	22
Louisiana-Pacific Corporation (W VA)	11	904
LSB Industries, Inc. (a)	14	149
Magnera Corporation (a)	3	33
Materion Corporation	4	1,110
MATIV Holdings, Inc.	12	91
Mercer International Inc.	13	9
Metallus Inc. (a)	8	156
Minera Andes Inc. (a)	11	202
Minerals Technologies Inc.	6	420
Mosaic Company, The	39	822
MP Materials Corp. - Class A (a) (b)	25	1,384
Myers Industries, Inc.	7	240
NewMarket Corporation	2	1,224
Nexa Resources S.A. (a)	16	194
O-I Glass, Inc. (a)	29	282
Olin Corporation	21	418
Orion Engineered Carbons Finance & Co. S.C.A.	11	71
Perimeter Solutions, Inc. (a)	25	898
Quaker Chemical Corporation	3	503
Ramaco Resources, Inc. - Class A (a)	11	149
Ramaco Resources, Inc. - Class B (a)	2	19
Ranpak Holdings Corp - Class A (a)	14	101
Rayonier Advanced Materials Inc. (a)	13	102
RPM International Inc.	1	103
Ryerson Holding Corporation	10	234
Scotts Miracle-Gro Company, The	9	619
Sensient Technologies Corporation	7	877
Silgan Holdings Inc.	18	843
Smith-Midland Corporation (a)	1	35
Solstice Advanced Materials US, Inc.	7	663
Sonoco Products Company	16	883
Standard Lithium Ltd. (a)	4	10
Stepan Company	4	240
SunCoke Energy, Inc.	17	141
Sylvamo Corporation	7	257
Tredegar Corporation (a)	8	65
TriMas Corporation	8	339
Tronox Holdings PLC	30	188
United States Lime & Minerals, Inc.	5	543
Warrior Met Coal, Inc.	8	681
Westlake Corporation	5	377
Worthington Steel, Inc.	9	303
		42,096
Consumer Staples 4.0%
Albertsons Companies, Inc. - Class A	71	959
Alico, Inc.	2	63
Andersons, Inc., The	6	414
B&G Foods, Inc. (b)	13	50
Bellring Intermediate Holdings, Inc. (a)	20	263
BJ's Wholesale Club Holdings, Inc. (a)	11	919
Boston Beer Company, Inc., The - Class A (a)	2	269
Brown-Forman Corporation - Class B	29	760
Cal-Maine Foods, Inc.	8	644
Campbell's Company, The (b)	37	826
Central Garden & Pet Company (a)	1	66
Central Garden & Pet Company - Class A (a)	9	365
Clorox Company, The	11	1,063
Coca-Cola Consolidated, Inc.	7	1,302
Conagra Brands, Inc.	61	816
Coty Inc. - Class A (a)	73	158
Darling Ingredients Inc. (a)	21	1,170
Dole Public Limited Company	18	242
e.l.f. Beauty, Inc. (a)	8	560
Edgewell Personal Care Colombia S A S	8	227
Energizer Holdings, Inc.	12	265
Flowers Foods, Inc. (b)	34	267
Fresh Del Monte Produce Inc.	9	246
Freshpet, Inc. (a)	9	503
Grocery Outlet Holding Corp. (a)	16	161
Hain Celestial Group, Inc., The (a)	17	10
Herbalife Nutrition Ltd. (a)	18	239
Hormel Foods Corporation	31	775
Ingles Markets, Incorporated - Class A	3	241

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Ingredion Incorporated	11	1,012
Interparfums, Inc.	6	660
J&J Snack Foods Corp.	4	271
J. M. Smucker Company, The	15	1,657
John B. Sanfilippo & Son, Inc.	2	160
Lamb Weston Holdings, Inc.	22	958
LifeVantage Corporation	2	11
Lifeway Foods, Inc. (a)	3	77
Limoneira Company	4	58
Mama's Creations, Inc. (a)	8	143
Maplebear Inc. (a)	33	1,547
Marzetti Company, The	5	526
McCormick & Company, Incorporated	18	914
Medifast, Inc. (a)	2	23
MGPI Processing, Inc.	3	60
Mission Produce, Inc. (a)	16	191
Molson Coors Beverage Company - Class B	22	871
National Beverage Corp. (a)	15	482
Natural Alternatives International, Inc. (a)	1	2
Natural Grocers By Vitamin Cottage, Inc.	5	167
Natural Health Trends Corp.	1	2
Nature's Sunshine Products, Inc. (a)	5	104
Niagen Bioscience, Inc. (a)	13	40
Nu Skin Enterprises, Inc. - Class A	9	48
Oil-Dri Corporation of America	2	223
Pilgrim's Pride Corporation	20	557
Post Holdings, Inc. (a)	10	862
PriceSmart, Inc.	5	1,016
Primo Brands Corporation - Class A	12	286
Reynolds Consumer Products Inc.	29	788
Rocky Mountain Chocolate Factory, Inc. (a)	1	1
Seaboard Corporation	—	643
Seneca Foods Corporation - Class A (a)	1	192
Simply Good Foods Company, The (a)	17	219
Skinhealth Systems Inc. - Class A (a) (b)	14	10
Smithfield Foods, Inc.	4	101
Spectrum Brands Holdings, Inc.	5	402
Sprouts Farmers Market, Inc. (a)	11	920
The Chefs' Warehouse, Inc. (a)	8	734
The Honest Company, Inc. (a)	16	60
Tootsie Roll Industries, Inc.	8	316
Turning Point Brands, Inc.	4	320
United Natural Foods, Inc. (a)	12	529
United-Guardian, Inc.	—	1
Universal Corporation	4	227
USANA Health Sciences, Inc. (a)	3	72
UTZ Brands, Inc. - Class A	16	125
Village Super Market, Inc. - Class A	2	101
Vita Coco Company, Inc., The (a)	10	665
Vital Farms, Inc. (a) (b)	9	103
WD-40 Company	2	579
Weis Markets, Inc.	5	366
ZEVIA PBC - Class A (a)	6	9
		34,254
Communication Services 2.7%
Advantage Solutions, Inc. - Class A (a) (b)	1	54
AMC Networks, Inc. - Class A (a)	8	77
Angi Inc. - Class A (a)	7	39
Anterix Inc. (a)	4	417
Array Digital Infrastructure, Inc.	9	320
Atlanta Braves Holdings, Inc. - Series A (a)	2	102
Atlanta Braves Holdings, Inc. - Series C (a)	9	462
ATN International, Inc.	4	94
Bandwidth Inc. - Class A (a)	6	350
Boston Omaha Corporation - Class A (a)	6	79
Bumble Inc. - Class A (a)	25	79
Cable One, Inc. (a)	1	41
CarGurus, Inc. - Class A (a)	16	536
Cars.com Inc. (a)	11	125
Cinemark Holdings, Inc.	22	707
Clear Channel Outdoor Holdings, Inc. (a)	18	44
Curiositystream, Inc. - Class A	6	17
DHI Group, Inc. (a)	12	45
DoubleVerify Holdings, Inc. (a)	28	300
E.W. Scripps Company, The - Class A (a)	20	54
EverQuote, Inc. - Class A (a)	6	143
Firy Inc. - Class A (a)	4	43
Gaia, Inc. - Class A (a)	3	7
Gambling.Com Group Limited (a)	7	13
Globalstar, Inc. (a)	3	280
Gogo, Inc. (a)	25	76
Gray Media, Inc. (b)	17	67
Grindr Inc. (a)	20	282
Grizzly Merger Sub 1, LLC - Series A (a) (b)	—	5
Grizzly Merger Sub 1, LLC - Series C (a)	6	137
Harte Hanks, Inc. (a)	1	3
Ibotta, Inc. - Class A (a) (b)	1	27
IDT Corporation - Class B	4	261
IMAX Corporation (a)	10	407
Iridium Communications Inc.	19	1,054
John Wiley & Sons, Inc. - Class A	8	396
Liberty Broadband Corporation - Series A (a)	3	91
Liberty Broadband Corporation - Series C (a)	17	562
Liberty Global Ltd. - Class A (a)	30	337
Liberty Global Ltd. - Class C (a)	23	253
Liberty Latin America Ltd. - Class A (a)	5	37
Liberty Latin America Ltd. - Class C (a)	30	236
Lionsgate Studios Corp. (a)	11	176
Lumen Technologies, Inc. (a)	155	1,193
Magnite, Inc. (a)	26	488
Marchex, Inc. - Class B (a)	—	—
Marcus Corporation, The	4	105
Match Group, Inc.	33	1,238
Mediaalpha, Inc. - Class A (a)	10	120
National CineMedia, Inc.	11	41
Nexstar Media Group, Inc. - Class A	5	923
Nextdoor Holdings, Inc. - Class A (a)	34	77
Old Market Capital Corporation (a)	2	8
Paramount Skydance Corporation - Class B	24	235
Pinterest, Inc. - Class A (a)	45	941
Playstudios, Inc. - Class A (a)	5	2
Podcastone, Inc. (a)	—	1
PubMatic, Inc. - Class A (a)	8	104
QuinStreet, Inc. (a)	12	175
Reservoir Media Management, Inc. (a)	4	44
Saga Communications, Inc. - Class A	1	8
Scholastic Corporation	5	239
Shenandoah Telecommunications Company	10	158
Shutterstock, Inc.	6	89
Sinclair, Inc. - Class A	9	124
Sirius XM Holdings Inc.	43	1,258
Snap Inc. - Class A (a)	152	677
Sphere Entertainment Co. - Class A (a)	5	924
Sphere Entertainment Co. - Class A (a)	8	624
Spok Holdings, Inc.	3	36
Stagwell, Inc. - Class A (a)	37	275
Starz Entertainment (a)	1	22
TechTarget, Inc. (a)	6	22
Telephone and Data Systems, Inc.	21	763
The New York Times Company - Class A	16	1,144
Thryv Holdings, Inc. (a)	8	31
Travelzoo (a)	2	24
TripAdvisor, Inc. (a)	21	286
Uniti Group Inc. (a)	29	333
Urban One, Inc. - Class A (a)	—	1
Urban One, Inc. - Class D (a)	1	3
USA TODAY Co., Inc. (a)	30	259
Versant Media Group, Inc. - Class A	7	245
Vivid Seats Inc. - Class A (a) (b)	1	7
Yelp Inc. (a)	11	267
Zedge, Inc. - Class B	1	3
Ziff Davis, Inc. (a)	8	400
ZoomInfo Technologies Inc. - Class A (a)	56	163
		22,915
Utilities 2.6%
AES Corporation, The	97	1,419
American States Water Company	7	571
Artesian Resources Corporation - Class A	2	59

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Avista Corporation	15	602
Black Hills Corporation	12	871
California Water Service Group	11	518
Chesapeake Utilities Corporation	4	514
Clearway Energy, Inc. - Class C	19	664
Consolidated Water Co. Ltd.	3	88
Essential Utilities, Inc.	36	1,361
Genie Energy Ltd. - Class B	5	71
Global Water Resources, Inc.	4	28
H2O America	6	377
Hallador Energy Company (a)	9	155
Hawaiian Electric Industries, Inc. (a)	30	411
IDACORP, Inc.	8	1,216
MDU Resources Group, Inc.	33	696
MGE Energy, Inc.	7	549
Middlesex Water Company	3	187
Montauk Renewables, Inc. (a)	25	39
National Fuel Gas Company	15	1,123
New Jersey Resources Corporation	17	938
Northwest Natural Holding Company	7	355
NorthWestern Corporation	10	717
OGE Energy Corp.	30	1,479
One Gas, Inc.	9	720
Ormat Technologies, Inc.	10	1,055
Otter Tail Corporation	7	616
Pinnacle West Capital Corporation	10	1,107
Portland General Electric Company	19	985
Pure Cycle Corporation (a)	6	63
RGC Resources, Inc.	2	44
Southwest Gas Holdings, Inc.	11	997
Spire Inc.	10	745
The York Water Company	3	93
UGI Corporation	32	1,101
Unitil Corporation	3	182
		22,716
Real Estate 0.6%
Agnt, Inc.	25	138
Cushman & Wakefield Ltd. (a)	44	584
Douglas Elliman Inc. (a)	22	39
Dwight A. Walker Real Estate, Inc. - Class A (a)	4	38
Five Point Holdings, LLC - Class A (a)	16	86
Florida Rock Properties, Inc. (a)	4	88
Forestar Group Inc. (a)	9	296
Howard Hughes Holdings Inc. (a)	9	639
Marcus & Millichap Company	8	244
Maui Land & Pineapple Company, Inc. (a)	2	27
Newmark Group, Inc. - Class A	26	386
Open Doors Technology Inc. - Class A (a)	145	672
Seaport Entertainment Group Inc. (a) (b)	2	55
St. Joe Company, The	10	645
Stratus Properties Inc. (a)	2	57
Tejon Ranch Co. (a)	5	99
The Rmr Group Inc. - Class A	4	82
Zillow Group, Inc. - Class A (a)	6	201
Zillow Group, Inc. - Class C (a)	25	797
		5,173
Total Common Stocks (cost $699,898)		858,251
RIGHTS 0.0%
89Bio, Inc. (a) (b) (e)	11	4
Akero Therapeutics Inc. (a) (e)	1	—
Albireo Pharma, Inc. (a) (e)	5	33
Apellis Pharmaceuticals, Inc. (a) (e)	21	1
Bristol-Myers Squibb Company (a)	8	1
Chinook Therapeutics, Inc. (a) (e)	11	—
HilleVax, Inc. (a) (e)	8	1
Kinnate Biopharma Inc. (a) (e)	1	—
Opiant Pharmaceuticals, Inc. (a) (b) (e)	1	—
Poseida Therapeutics, Inc. (a) (e)	21	30
Resolute Forest Products Inc. (a) (e)	16	4
Sage Therapeutics Inc. (a) (e)	8	—
Spectrum Pharmaceuticals, Inc. (a) (e)	30	—
Treehouse Foods, Inc. (a) (e)	9	17
Verve Therapeutics, Inc. (a) (e)	1	3
Total Rights (cost $0)		94
PREFERRED STOCKS 0.0%
Communication Services 0.0%
Liberty Latin America Ltd. - Series A, 9.00% (f)	3	58
Total Preferred Stocks (cost $62)		58
WARRANTS 0.0%
Xerox Holdings Corporation (a)	11	3
Total Warrants (cost $0)		3
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 1.3%
JNL Government Money Market Fund - Class SL, 3.63% (g) (h)	11,452	11,452
Total Short Term Investments (cost $11,452)		11,452
Total Investments 101.1% (cost $711,412)		869,858
Other Assets and Liabilities, Net (1.1)%		(9,324)
Total Net Assets 100.0%		860,534

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/DFA U.S. Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	2,374	84,115	86,489	44	—	—	—	—
JNL Government Money Market Fund, 3.63% - Class SL	8,852	46,897	44,297	153	—	—	11,452	1.3
	11,226	131,012	130,786	197	—	—	11,452	1.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/DFA U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	03/10/21	76	99	—
Transocean Ltd.	03/02/21	752	806	0.1
		828	905	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	856,692	1,554	5	858,251
Rights	1	—	93	94
Preferred Stocks	58	—	—	58
Warrants	3	—	—	3
Short Term Investments	11,452	—	—	11,452
	868,206	1,554	98	869,858

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 47.1%
Mortgage-Backed Securities 22.2%
Federal Home Loan Mortgage Corporation
6.36%, (1 Year Treasury + 2.36%), 07/01/27 (a)	—	—
3.00%, 08/01/46 - 07/01/52	61,889	54,792
4.00%, 10/01/48	1,510	1,433
2.00%, 11/01/50 - 05/01/51	22,898	18,692
5.50%, 04/01/53 - 04/01/55	44,572	45,427
5.00%, 06/01/53 - 11/01/53	21,502	21,396
6.00%, 11/01/53 - 12/01/54	47,012	48,555
Series 2023-A-GSP, REMIC, 6.48%, 01/12/29 (a)	2,350	2,419
Federal National Mortgage Association, Inc.
4.00%, 07/01/26 - 01/01/46	9	8
4.50%, 01/01/27 - 07/01/42	1,131	1,125
5.10%, 03/01/30	3,682	3,730
5.09%, 05/01/30	4,289	4,372
4.48%, 06/01/30	12,431	12,399
4.97%, 07/01/31	7,014	7,067
2.46%, 04/01/32	11,428	10,226
5.78%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.45%), 01/01/35 (a)	86	88
5.98%, (1 Year Treasury + 2.24%), 01/01/36 (a)	806	829
5.00%, 12/01/38 - 08/01/53	38,916	38,667
5.53%, 06/01/40	8,397	8,501
5.48%, 04/01/41	5,863	6,070
5.07%, 10/01/41	1,984	1,932
4.97%, (12 Month Treasury Average + 1.20%), 06/01/43 (a)	21	21
3.00%, 04/01/47 - 07/01/52	12,203	10,825
2.50%, 10/01/50 - 05/01/52	78,989	67,253
2.00%, 11/01/50 - 12/01/51	34,668	28,166
5.50%, 06/01/53 - 08/01/55	47,471	48,254
6.00%, 12/01/53 - 10/01/54	2,883	3,001
Government National Mortgage Association
5.00%, (1 Year Treasury + 1.50%), 02/20/27 - 02/20/32 (a)	7	7
5.63%, (1 Year Treasury + 1.50%), 04/20/30 - 05/20/30 (a)	—	—
5.00%, 02/15/38 - 07/15/39	2,368	2,385
3.50%, 09/15/42 - 07/20/51	30,309	27,898
3.00%, 11/15/44 - 04/20/52	23,674	20,981
2.50%, 12/20/50 - 02/20/52	39,287	33,615
		530,134
U.S. Treasury Note 10.0%
Treasury, United States Department of
0.63%, 03/31/27 - 08/15/30	150,570	131,295
0.50%, 10/31/27	920	877
0.75%, 01/31/28	2,530	2,399
0.88%, 11/15/30	117,110	101,707
4.38%, 05/15/36	1,210	1,204
		237,482
U.S. Treasury Bond 5.8%
Treasury, United States Department of
1.13%, 05/15/40 - 08/15/40	141,500	88,720
1.38%, 11/15/40 - 08/15/50	2,910	1,814
1.88%, 02/15/41 - 02/15/51	66,790	46,293
1.75%, 08/15/41	2,400	1,608
1.25%, 05/15/50	410	195
		138,630
Sovereign 4.8%
Assembleia da Republica
0.48%, 10/18/30, EUR (b)	1,210	1,260
3.00%, 06/15/35, EUR (c)	500	565
Bundesrepublik Deutschland
0.00%, 02/15/31, EUR (b) (d)	1,750	1,779
1.70%, 08/15/32, EUR	1,190	1,288
Cabinet Office
0.10%, 12/20/26 - 12/20/27, JPY	279,800	1,697
1.90%, 03/20/31, JPY	133,000	818
0.50%, 03/20/38, JPY	284,500	1,331
0.30%, 09/20/39, JPY	130,000	557
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.15%, 08/12/32, PEN	3,900	1,239
5.40%, 08/12/34, PEN	3,700	1,066
5.50%, 03/30/36	650	657
7.60%, 08/12/39, PEN	3,600	1,144
Commonwealth of Australia
2.75%, 06/21/35, AUD (b)	1,410	837
Departamento Administrativo De La Presidencia De La Republica
7.00%, 03/26/31, COP	4,700,000	1,134
4.13%, 05/15/51 (e)	1,750	1,203
Estado Espanol
0.60%, 10/31/29, EUR	1,000	1,068
0.50%, 04/30/30, EUR (b)	2,500	2,631
Federal Government of Nigeria
7.70%, 02/23/38 (b)	450	458
Fondo Mivivienda S.A.
5.40%, 03/31/31 (c)	300	301
Gobierno de la Republica de Costa Rica
5.63%, 04/30/43 (b)	500	482
Gobierno de la Republica de Guatemala
5.38%, 04/24/32 (b)	450	451
4.65%, 10/07/41 (b)	1,050	916
Gobierno Federal de los Estados Unidos Mexicanos
8.50%, 02/28/30, MXN	22,000	1,269
7.75%, 05/29/31, MXN	73,500	4,096
7.50%, 05/26/33, MXN	49,400	2,648
8.00%, 02/21/36, MXN	54,800	2,932
4.40%, 02/12/52	1,000	714
6.34%, 05/04/53	700	654
Government of Canada
3.25%, 12/01/34 - 06/01/35, CAD	780	549
Government of Ireland
1.10%, 05/15/29, EUR (b)	1,030	1,129
Government of Morocco
3.00%, 12/15/32 (b)	800	699
4.00%, 12/15/50 (b)	600	431
Government of Saudi Arabia
4.63%, 10/04/47 (b)	500	419
Government of the Republic of Panama
5.66%, 02/23/38	450	450
Government of the Republic of Trinidad and Tobago
6.50%, 01/28/36 (c)	450	464
HM Treasury
4.38%, 03/07/30, GBP	930	1,239
4.25%, 03/07/36, GBP (b)	900	1,144
Kerajaan Malaysia
3.58%, 07/15/32, MYR	7,200	1,772
3.83%, 07/05/34, MYR	7,700	1,917
Ministerio De Hacienda Y Credito Publico
5.75%, 11/03/27, COP	3,700,000	997
12.50%, 02/27/30, COP	3,800,000	1,118
New Zealand Parliament
1.50%, 05/15/31, NZD	700	356
4.50%, 05/15/35, NZD	1,290	744
Presidencia da Republica
10.00%, 01/01/27 - 01/01/31, BRL	47,000	8,459
5.00%, 01/27/45	850	681
4.75%, 01/14/50	1,250	928
Presidencia de la Republica de Chile
5.80%, 10/01/29, CLP	1,835,000	2,050
3.10%, 05/07/41	650	496
Presidencia de la Republica Dominicana
4.50%, 01/30/30 (b)	450	435
5.75%, 03/17/34 (b)	150	148
5.75%, 03/17/34 (c)	550	543
6.15%, 05/17/38 (b)	450	448
Prime Minister's Office Singapore
2.75%, 03/01/35, SGD	2,000	1,638
2.38%, 07/01/39, SGD	2,000	1,592

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Republic of Indonesia, The Government of, The
8.25%, 05/15/29, IDR	24,190,000	1,390
7.00%, 02/15/33, IDR	17,080,000	946
8.38%, 03/15/34, IDR	24,170,000	1,443
7.50%, 06/15/35, IDR	5,600,000	320
6.75%, 07/15/35, IDR	18,160,000	985
Republique Francaise Presidence
0.50%, 05/25/29, EUR (b)	830	889
1.50%, 05/25/31, EUR (b)	1,570	1,675
Romania, Government of
6.30%, 04/26/28, RON	7,200	1,570
8.00%, 04/29/30, RON	1,900	433
Sandor-Palota
4.75%, 11/24/32, HUF	592,200	1,871
7.00%, 10/24/35, HUF	1,087,800	3,986
5.50%, 03/26/36 (b)	900	901
6.25%, 09/23/37, HUF	490,000	1,728
Segretariato Generale Della Presidenza Della Repubblica
3.60%, 10/01/35, EUR	780	896
Service Public Federal Chancellerie Du Premier Ministre
0.90%, 06/22/29, EUR (b)	290	315
2.85%, 10/22/34, EUR (c)	1,170	1,299
South Africa, Parliament of
8.88%, 02/28/35, ZAR	67,200	4,248
8.50%, 01/31/37, ZAR	50,100	3,044
10.88%, 03/31/38, ZAR	78,500	5,549
South Africa, Republic of
6.13%, 12/11/37 (b)	950	932
Thailand, Kingdom of
2.40%, 11/17/27, THB	11,900	365
3.35%, 06/17/33, THB	40,300	1,334
1.59%, 12/17/35, THB (b)	53,800	1,557
Urad Vlady Ceske Republiky
2.75%, 07/23/29, CZK	43,900	1,993
6.20%, 06/16/31, CZK	29,500	1,517
3.00%, 03/03/33, CZK	18,500	805
Urzad Rady Ministrow
4.50%, 07/25/30, PLN	5,400	1,435
1.75%, 04/25/32, PLN	4,300	970
5.00%, 10/25/34 - 10/25/35, PLN	9,500	2,499
5.38%, 04/14/36	700	704
		113,640
U.S. Treasury Inflation Indexed Securities 3.0%
Treasury, United States Department of
0.13%, 04/15/27 (f)	12,149	11,912
0.38%, 07/15/27 (f)	11,000	10,817
1.63%, 10/15/27 (f)	14,468	14,397
0.50%, 01/15/28 (f)	11,084	10,801
1.75%, 01/15/28 (f)	11,874	11,793
1.25%, 04/15/28 (f)	12,046	11,853
		71,573
Collateralized Mortgage Obligations 1.3%
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 6.73%, (SOFR 30-Day Average + 3.10%), 03/25/42 (a)	6,000	6,086
Connecticut Avenue Securities Trust 2024-R03
Series 2024-2M1-R03, REMIC, 4.78%, (SOFR 30-Day Average + 1.15%), 03/25/27 (a)	1,840	1,840
Federal Home Loan Mortgage Corporation
Series LZ-2764, REMIC, 4.50%, 03/15/34	764	762
Series 2022-M1B-DNA3, REMIC, 6.53%, (SOFR 30-Day Average + 2.90%), 04/25/42 (a)	10,000	10,142
Series 2024-M2-HQA2, REMIC, 5.43%, (SOFR 30-Day Average + 1.80%), 08/25/44 (a)	4,000	4,022
Series 2025-A1-DNA1, REMIC, 4.58%, (SOFR 30-Day Average + 0.95%), 01/25/45 (a)	1,127	1,128
Series FK-5092, REMIC, 4.00%, (SOFR 30-Day Average + 0.70%), 03/25/51 (a)	3,909	3,232
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 6.04%, 05/25/35 (a)	4	4
Government National Mortgage Association
Interest Only, Series 2020-IO-188, REMIC, 2.00%, 12/20/50	7,668	900
Interest Only, Series 2021-IU-159, REMIC, 3.00%, 09/20/51	9,462	1,586
		29,702
Treasury Inflation Indexed Securities 0.0%
Republique Francaise Presidence
0.70%, 07/25/30, EUR (b) (f)	713	808
Total Government And Agency Obligations (cost $1,145,054)		1,121,969
CORPORATE BONDS AND NOTES 25.6%
Financials 5.3%
Acrisure, LLC
6.00%, 08/01/29 (c)	170	150
6.75%, 07/01/32 (c)	415	373
AerCap Ireland Capital Designated Activity Company
5.10%, 01/19/29	1,143	1,153
6.95%, 03/10/55	1,708	1,766
AIB Group Public Limited Company
5.87%, 03/28/35 (c)	1,736	1,798
Alliant Holdings Intermediate, LLC
6.50%, 10/01/31 (c)	380	379
American Express Company
5.41%, 02/08/41	2,166	2,162
Ardonagh Finco Limited
7.75%, 02/15/31 (c)	520	526
Arthur J. Gallagher & Co.
4.85%, 12/15/29	974	981
Asian Development Bank
6.20%, 10/06/26 (b)	129,000	1,357
Asurion LLC
8.00%, 12/31/32 (c)	145	147
8.38%, 02/01/34 (c)	155	144
Aviation Capital Group LLC
5.38%, 07/15/29 (c)	1,223	1,237
Avolon Holdings Funding Limited
5.75%, 03/01/29 (c)	1,491	1,521
Azorra Finance Limited
7.75%, 04/15/30 (c)	275	286
7.25%, 01/15/31 (c)	385	395
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (b)	693	703
7.25%, 01/31/41 (c)	495	502
Banco BBVA Peru S.A.
6.20%, 06/07/34 (b)	500	512
Banco Davivienda S A
6.65%, (100, 04/22/31) (b) (g)	200	184
6.65%, (100, 04/22/31) (c) (g)	400	368
8.13%, 07/02/35 (b)	300	310
8.13%, 07/02/35 (c)	500	517
Banco de Credito del Peru
3.25%, 09/30/31 (b)	1,800	1,790
Banco Espirito Santo S.A.
0.00%, 12/29/15 - 01/21/29, EUR (b) (h) (i)	6,400	1,682
Banco Internacional Del Peru S.A.A. – Interbank
4.80%, 07/15/31 (c)	450	443
6.40%, 04/30/35 (b)	1,050	1,080
6.40%, 04/30/35 (c)	250	257
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (b) (g)	200	199
7.63%, (100, 01/10/28) (b) (g)	400	400
8.38%, (100, 05/20/31) (c) (g)	1,100	1,124
Banco Santander Chile
4.55%, 11/20/30 (b)	300	295
4.55%, 11/20/30 (c)	400	394
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
8.13%, 01/08/39 (b) (e)	1,300	1,386
Banco Santander, S.A.
5.44%, 04/15/36	2,000	2,001

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Bank of America Corporation
6.63%, (100, 05/01/30) (g)	859	886
2.57%, 10/20/32	1,363	1,213
5.47%, 01/23/35	1,310	1,336
5.74%, 02/12/36	1,435	1,464
5.49%, 04/23/37	645	643
Bank of Ireland Group Public Limited Company
5.00%, 11/12/32 (c)	862	861
Bank of Nova Scotia, The
4.81%, 02/02/34	561	552
Barclays PLC
5.59%, 06/26/37	1,799	1,797
5.86%, 08/11/46	1,703	1,701
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.13%, 01/18/33 (b)	400	392
5.88%, 09/13/34 (b)	300	295
BPCE
4.76%, 01/13/32 (c)	1,918	1,890
Brown & Brown, Inc.
6.25%, 06/23/55 (e)	695	701
Canadian Imperial Bank of Commerce
4.72%, 06/16/29	549	550
Charles Schwab Corporation, The
4.74%, 05/21/30	891	896
4.91%, 11/14/36	895	873
Citigroup Inc.
6.88%, (100, 08/15/30) (g)	857	875
3.07%, 02/24/28	681	675
4.95%, 05/07/31	1,421	1,426
4.50%, 09/11/31	1,002	989
6.17%, 05/25/34	812	847
Credit Agricole S.A.
4.82%, 09/25/33 (c)	1,994	1,953
Daimler Trucks Finance North America LLC
4.50%, 04/12/31 (c)	1,976	1,940
European Investment Bank. The
6.95%, 03/01/29 (c)	87,000	908
Ford Motor Credit Company LLC
6.05%, 03/05/31	883	896
Freedom Mortgage Holdings LLC
8.38%, 04/01/32 (c)	280	284
Gabx Leasing LLC
4.63%, 04/15/31 (c)	1,019	1,005
General Motors Financial Company, Inc.
4.60%, 01/08/31	1,757	1,733
5.10%, 09/15/31	1,024	1,026
GGAM Finance Ltd.
6.88%, 04/15/29 (c)	525	537
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (c)	860	874
Goldman Sachs Group, Inc., The
6.85%, (100, 02/10/30) (g)	789	809
4.37%, 10/21/31	1,736	1,697
4.52%, 01/21/32	265	260
5.33%, 07/23/35	1,585	1,590
Guardian Life Insurance Co.
4.33%, 10/06/30 (c)	1,817	1,788
Hightower Holdings LLC
6.75%, 04/15/29 (c)	370	367
HUB International Limited
7.25%, 06/15/30 (c)	260	266
Huntington Bancshares Incorporated
2.49%, 08/15/36	1,046	902
Industrial Subordinated Trust 2.0
6.55%, 04/15/36 (b)	300	304
6.55%, 04/15/36 (c)	300	304
ING Groep N.V.
5.42%, 03/23/37	2,087	2,091
Inter-American Development Bank
7.00%, 01/25/29 (b)	120,000	1,256
International Bank for Reconstruction and Development
6.85%, 04/24/28	100,000	1,047
International Finance Corporation
7.50%, 01/18/28, MXN	24,200	1,382
Intesa Sanpaolo SPA
4.20%, 06/01/32 (c)	1,916	1,808
JPMorgan Chase & Co.
5.14%, 01/24/31	1,429	1,445
4.26%, 10/22/31	868	849
4.62%, 04/23/32	1,816	1,796
5.29%, 07/22/35	3,169	3,202
5.58%, 07/23/36	1,076	1,091
LFS Topco LLC
8.75%, 07/15/30 (c)	245	245
Liberty Mutual Group Inc.
5.25%, 05/01/36 (c)	1,481	1,464
Marsh & Mclennan Companies, Inc.
4.95%, 03/15/36	868	853
Mizuho Bank, Ltd.
5.19%, 04/16/36 (c)	986	980
Morgan Stanley
4.24%, 01/09/30	878	866
4.36%, 10/22/31	861	842
5.07%, 01/30/37	1,008	986
5.95%, 01/19/38	831	855
5.94%, 02/07/39	1,601	1,651
Nationwide Building Society
5.54%, 07/14/36 (c)	2,095	2,112
NatWest Group PLC
4.98%, 06/18/32	1,393	1,392
Navient Corporation
5.00%, 03/15/27	150	149
7.88%, 06/15/32	150	141
New York Life Insurance Company
6.75%, 11/15/39 (c)	745	826
OneMain Finance Corporation
7.50%, 05/15/31	235	243
6.50%, 03/15/33	355	349
Oversea-Chinese Banking Corporation Limited
4.60%, 06/15/32 (b)	900	899
4.55%, 09/08/35 (b) (j)	800	786
Panther Escrow Issuer LLC
7.13%, 06/01/31 (c)	425	424
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (c)	280	267
7.88%, 12/15/29 (c)	310	322
6.88%, 05/15/32 (c)	185	181
PNC Financial Services Group, Inc., The
5.37%, 07/21/36	560	565
5.42%, 01/25/41	731	718
Progressive Corporation, The
5.15%, 03/26/36	1,739	1,738
Rocket Companies, Inc.
6.38%, 08/01/33 (c)	250	255
6.50%, 06/15/34 (c)	46	47
Royal Bank of Canada
4.31%, 11/03/31	2,567	2,515
Santander Holdings USA, Inc.
5.04%, 06/05/30	291	291
Scotiabank Peru S.A.A.
6.10%, 10/01/35 (c)	200	205
Societe Generale
5.44%, 10/03/36 (c)	1,994	1,966
Starwood Property Trust, Inc.
5.25%, 10/15/28 (c)	420	417
7.25%, 04/01/29 (c)	350	362
6.00%, 04/15/30 (c)	165	166
Tangerine Pomelo Group, S.A.P.I. De C.V.
0.00%, 07/24/26 (c) (h) (i)	700	3
The Bank Of New York Mellon Corporation
5.63%, (100, 03/20/31) (g)	1,443	1,435
5.06%, 07/22/32	1,466	1,483
Toronto-Dominion Bank, The
4.93%, 10/15/35	862	847
Travelers Companies, Inc., The
4.60%, 08/01/43	955	855

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Truist Financial Corporation
7.16%, 10/30/29	712	750
5.15%, 08/05/32	1,611	1,623
UBS Group AG
5.01%, 03/23/37 (c)	1,764	1,717
Unigel Oldco Bv
0.00%, 12/31/44 (b) (h) (i) (k)	299	—
United Overseas Bank Limited
2.00%, 10/14/31 (b) (j)	850	841
3.86%, 10/07/32 (b) (j)	500	493
Walker & Dunlop, Inc.
6.63%, 04/01/33 (c)	325	330
Wells Fargo & Company
4.84%, 05/20/32	3,584	3,582
5.21%, 12/03/35	1,763	1,760
		126,591
Utilities 4.2%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (b)	600	565
3.87%, 07/22/31 (b)	400	366
Adani Energy Solutions Limited
4.25%, 05/21/36 (b)	826	747
AEP Texas Inc.
5.45%, 05/15/29	967	985
5.20%, 04/15/36	638	629
AES Espana B.V.
5.70%, 05/04/28 (c)	800	781
Alliant Energy Corporation
5.75%, 04/01/56	862	851
Ameren Illinois Company
4.95%, 06/01/33	1,500	1,503
Arizona Public Service Company
5.90%, 08/15/55	3,429	3,440
Black Hills Corporation
6.00%, 01/15/35	1,552	1,613
Boston Gas Company
3.15%, 08/01/27 (c)	5,000	4,926
Buffalo Energy Mexico Holdings, S.A. de C.V.
7.88%, 02/15/39 (c)	198	209
Chile Electricity Lux MPC II S.a r.l.
5.67%, 10/20/35 (b)	777	790
5.67%, 10/20/35 (c)	583	593
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (b)	839	865
Chile Electricity PEC SpA
0.00%, 01/25/28 (c) (d)	1,295	1,193
CHPE LLC
5.10%, 06/30/33 (c)	371	370
CMS Energy Corporation
6.50%, 06/01/55	828	847
Comision Federal De Electricidad, E.P.E.
6.45%, 01/24/35 (c)	400	400
Commonwealth Edison Company
5.95%, 06/01/55	1,616	1,647
Constellation Energy Generation, LLC
4.40%, 01/15/31	1,425	1,401
Dominion Energy, Inc.
3.38%, 04/01/30	4,500	4,296
DTE Energy Company
6.20%, 07/01/58	1,441	1,452
Duke Energy Corporation
4.95%, 09/15/35	5,000	4,891
3.95%, 08/15/47	2,133	1,629
5.00%, 08/15/52	568	494
5.80%, 06/15/54	1,204	1,174
Electricite de France
4.88%, 09/21/38 (c)	1,948	1,800
Emirates Sembcorp Water & Power Company PJSC
4.45%, 08/01/35 (c)	1,000	941
Empresa Electrica Angamos S.p.A.
4.88%, 05/25/29 (b)	339	312
Empresas Publicas de Medellin E.S.P.
4.38%, 02/15/31 (b)	800	730
Enel Finance International N.V.
4.13%, 09/30/28 (c)	920	910
5.13%, 06/26/29 (c)	782	791
Entergy Corporation
7.13%, 12/01/54	1,679	1,735
Essential Utilities, Inc.
5.13%, 03/15/36	716	705
Evergy Kansas Central, Inc.
5.70%, 03/15/53	1,694	1,688
Exelon Corporation
5.45%, 03/15/34	3,925	4,002
Generadora de Gatun, S.A.
6.87%, 09/30/44 (c)	900	929
GNL Quintero S.A.
4.63%, 07/31/29 (b)	1,236	1,233
Hydro One Inc.
4.75%, 05/30/31	2,185	2,189
ITC Holdings Corp.
2.95%, 05/14/30 (c)	1,250	1,166
5.40%, 06/01/33 (c)	750	760
JSW Energy Limited
4.13%, 05/18/31 (b)	1,287	1,197
JSW Hydro Energy Limited
4.13%, 05/18/31 (c)	339	315
Kentucky Utilities Company
5.85%, 08/15/55	693	696
Liberty Utilities Co.
5.10%, 05/15/31 (c)	1,456	1,452
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (b)	438	446
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (b)	489	487
Minejesa Capital B.V.
5.63%, 08/10/37 (b)	700	664
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (b)	714	704
National Fuel Gas Company
5.05%, 10/15/31	1,017	1,013
5.95%, 03/15/35	693	714
NextEra Energy Capital Holdings, Inc.
6.75%, 06/15/54	836	869
5.90%, 03/15/55	902	893
NiSource Inc.
5.35%, 04/01/34	1,646	1,677
6.95%, 11/30/54	818	847
5.85%, 04/01/55	1,423	1,411
NRG Energy, Inc.
6.00%, 02/01/33 (c)	300	301
5.75%, 01/15/34 (c)	110	109
6.13%, 05/15/36 (c)	180	180
NSTAR Electric Company
5.20%, 03/01/35	5,000	5,036
Pampa Energia S.A.
7.75%, 11/14/37 (c)	450	459
PSEG Power LLC
5.20%, 05/15/30 (c)	558	564
PT. Perusahaan Listrik Negara
3.88%, 07/17/29 (b)	200	193
5.25%, 10/24/42 (b)	500	445
Saavi Energia S.a r.l.
8.88%, 02/10/35 (c)	300	328
Sempra
5.50%, 08/01/33	4,000	4,110
Star Energy Geothermal Wayang Windu Ltd
6.75%, 04/24/33 (b)	904	915
Talen Energy Supply, LLC
6.25%, 02/01/34 (c)	210	209
TermoCandelaria Power S.A.
7.75%, 09/17/31 (b)	400	413
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (c)	1,500	1,468
The Southern Company
3.70%, 04/30/30 (j)	2,500	2,411
6.38%, 03/15/55	1,142	1,172
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Tierra Mojada Luxembourg II S.a r.l.
5.75%, 12/01/40 (b)	491	475
Trans-Allegheny Interstate Line Company
5.00%, 01/15/31 (c)	3,159	3,183
Transelec S.A.
3.88%, 01/12/29 (c)	750	729
Virginia Electric and Power Company
5.55%, 08/15/54	593	572
5.60%, 09/15/55	851	826
Vistra Operations Company LLC
4.38%, 05/01/29 (c)	1,800	1,769
5.55%, 04/30/36 (c)	885	879
VoltaGrid LLC
7.38%, 11/01/30 (c)	270	279
WEC Energy Group Inc.
5.63%, 05/15/56	1,211	1,201
		100,159
Industrials 3.4%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (c)	310	317
Adani Ports and Special Economic Zone Limited
4.38%, 07/03/29 (b)	250	243
3.10%, 02/02/31 (b)	750	677
5.00%, 08/02/41 (b)	250	220
Advanced Drainage Systems, Inc.
6.38%, 06/15/30 (c)	508	513
5.38%, 03/01/34 (c)	230	225
Aircastle Limited
5.00%, 05/15/31 (c)	1,846	1,829
Allegiant Travel Company
7.13%, 07/01/31 (c)	218	221
Artera Services, LLC
8.50%, 02/15/31 (c) (e)	60	54
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (b) (d)	1,215	996
Builders FirstSource, Inc.
6.38%, 03/01/34 (c)	315	319
6.75%, 05/15/35 (c)	270	275
Burlington Northern Santa Fe, LLC
5.20%, 04/15/54	1,938	1,804
CACI International Inc.
6.38%, 06/15/33 (c)	175	178
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/32 (c)	490	475
CNH Industrial Capital LLC
4.38%, 03/07/31	903	884
Columbus McKinnon Corporation
7.13%, 02/01/33 (c)	560	560
Corporation De Securite Garda World
6.50%, 01/15/31 (c)	420	425
8.25%, 08/01/32 (c)	480	490
CRH SMW Finance Designated Activity Company
5.13%, 01/09/30	2,098	2,126
CSX Corporation
3.80%, 11/01/46	2,212	1,724
Danaos Corporation
6.88%, 10/15/32 (c)	345	356
Eaton Corporation
4.80%, 03/06/36	1,419	1,391
Element Fleet Management Corp.
6.32%, 12/04/28 (c)	1,578	1,634
5.04%, 03/25/30 (c)	1,618	1,627
Empresa de Transporte de Pasajeros Metro S.A.
5.00%, 01/25/47 (c)	1,095	993
EMRLD Borrower LP
6.63%, 12/15/30 (c)	525	536
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (b)	373	386
GATX Corporation
5.20%, 03/15/44	720	669
GE Vernova Inc.
5.50%, 02/04/56	560	543
Genesee & Wyoming Inc.
6.25%, 04/15/32 (c)	1,055	1,071
GFL Environmental Holdings (US), Inc.
5.50%, 02/01/34 (c)	710	694
Goat Holdco, LLC
6.75%, 02/01/32 (c)	290	296
GrafTech Finance Inc.
4.63%, 12/23/29 (c)	150	96
Griffon Corporation
5.75%, 03/01/28	490	489
Groupe WSP Global Inc.
5.04%, 09/18/31 (c)	2,165	2,150
Herc Holdings Inc.
7.00%, 06/15/30 (c)	270	279
5.75%, 03/15/31 (c)	165	165
6.00%, 03/15/34 (c)	165	164
Honeywell Aerospace Inc.
4.95%, 03/16/36 (c)	1,475	1,452
Hubbell Incorporated
4.90%, 06/15/33	1,010	1,002
Icahn Enterprises L.P.
5.25%, 05/15/27	260	256
Jacobs Solutions Inc.
5.38%, 03/03/36	2,926	2,880
JetBlue Airways Corporation
9.88%, 09/20/31 (c)	160	145
JSW Infrastructure Limited
4.95%, 01/21/29 (b)	900	891
Kennametal Inc.
5.80%, 05/28/36	711	719
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (b)	2,331	2,384
4.35%, 04/05/36 (b)	772	735
Lockheed Martin Corporation
5.00%, 08/15/35	1,658	1,665
Madison IAQ LLC
5.88%, 06/30/29 (c)	785	784
MasTec, Inc.
5.90%, 06/15/29 (l)	1,647	1,695
MISC Capital Two (Labuan) Limited
3.75%, 04/06/27 (b)	700	695
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 (c)	525	520
Molex Electronic Technologies, LLC
5.25%, 04/30/32 (c)	1,802	1,832
MV24 Capital B.V.
6.75%, 06/01/34 (b)	1,210	1,206
Northrop Grumman Corporation
4.03%, 10/15/47	1,128	897
5.20%, 06/01/54 (e)	1,706	1,592
nVent Finance S.a r.l.
5.65%, 05/15/33 (l)	848	872
Penske Truck Leasing Co., L.P.
5.25%, 02/01/30 (c)	1,678	1,698
PODS, LLC
8.75%, 05/15/31 (c)	230	225
Queen Mergerco, Inc.
6.75%, 04/30/32 (c)	270	278
Quikrete Holdings, Inc.
6.75%, 03/01/33 (c)	475	483
QXO Building Products, Inc.
6.50%, 07/15/31 (c)	295	301
6.88%, 07/15/34 (c)	295	303
Rollins, Inc.
5.25%, 02/24/35	1,769	1,767
Seaspan Corporation
5.50%, 08/01/29 (c)	510	500
Simpar Europe
5.20%, 01/26/31 (b)	600	502
Spirit AeroSystems, Inc.
4.60%, 06/15/28	704	701
Standard Building Solutions Inc.
6.50%, 08/15/32 (c)	260	261
5.88%, 03/15/34 (c)	335	323
Star Leasing Company, LLC
7.63%, 02/15/30 (c)	105	103

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Textron Inc.
5.50%, 05/15/35	1,617	1,645
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (c)	200	200
TransDigm Inc.
6.88%, 12/15/30 (c)	515	530
6.38%, 05/31/33 (c)	490	495
6.25%, 01/31/34 (c)	35	36
6.75%, 01/31/34 (c)	55	56
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (c)	140	140
Triton Container International Limited
5.15%, 02/15/33	1,803	1,768
Trivium Packaging Finance B.V.
8.25%, 07/15/30 (c)	271	286
Uber Technologies, Inc.
4.80%, 09/15/34	1,666	1,630
United Airlines Holdings, Inc.
5.38%, 03/01/31	715	710
Veralto Corporation
5.35%, 09/18/28	577	585
4.85%, 01/15/32	1,450	1,448
5.45%, 09/18/33	831	852
Verisk Analytics, Inc.
5.25%, 06/05/34	1,615	1,613
Vertiv Group Corporation
4.13%, 11/15/28 (c)	3,588	3,550
Vertiv Holdings Co
5.80%, 03/15/56	638	628
Waste Connections, Inc.
5.25%, 09/01/35	1,357	1,375
Watco Companies, L.L.C.
7.13%, 08/01/32 (c)	520	534
Wesco Distribution, Inc.
6.38%, 03/15/33 (c)	170	174
5.50%, 04/15/34 (c)	265	262
Westinghouse Air Brake Technologies Corporation
4.90%, 05/29/30	1,606	1,617
XPO, Inc.
7.13%, 06/01/31 (c)	650	671
Xylem Inc.
5.20%, 06/01/33	996	1,009
Yinson Bergenia Production B.V.
8.50%, 01/31/45 (b)	543	580
8.50%, 01/31/45 (c)	296	317
		80,472
Energy 2.5%
Acu Petroleo Luxembourg S.a r.l.
7.50%, 07/13/35 (b)	886	910
Adani Renewable Energy (RJ) Limited
4.63%, 10/15/39 (b)	565	478
Aethon United BR LP
7.50%, 10/01/29 (c)	490	509
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (b)	1,500	1,390
5.75%, 06/15/33 (c)	500	463
Antero Midstream Partners LP
5.75%, 07/01/34 (c)	614	605
Archrock Partners, L.P.
6.63%, 09/01/32 (c)	510	519
Baker Hughes Holdings LLC
5.00%, 06/15/36	1,446	1,414
Bip-V Chinook
5.50%, 06/15/31 (c)	790	774
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (b)	450	449
Buckeye Partners, L.P.
6.88%, 07/01/29 (c)	730	744
Caturus Energy, LLC
7.13%, 05/15/31 (c)	325	321
Cheniere Energy Partners, L.P.
6.05%, 11/30/56 (c)	1,046	1,057
Cheniere Energy, Inc.
4.63%, 10/15/28	1,664	1,660
5.65%, 04/15/34	2,674	2,743
6.00%, 07/30/56 (c)	147	147
Chord Energy Corporation
6.00%, 10/01/30 (c)	185	186
6.75%, 03/15/33 (c)	290	294
CNX Midstream Partners LP
4.75%, 04/15/30 (c)	470	446
CNX Resources Corporation
5.88%, 03/01/34 (c)	250	243
Colonial Enterprises, Inc.
5.63%, 11/15/35 (c)	998	998
Eastern Energy Gas Holdings, LLC
5.65%, 10/15/54	1,889	1,809
Ecopetrol S.A.
5.88%, 11/02/51	850	680
Enbridge Inc.
5.45%, 03/27/36	882	891
Energy Transfer LP
7.13%, (100, 05/15/30) (g)	1,718	1,770
Enterprise Products Operating LLC
5.55%, 02/16/55	1,654	1,600
Esentia Energy Development SAB DE CV
6.13%, 07/30/33 (c)	550	548
6.50%, 07/30/38 (c)	350	344
Frontera Energy Corporation
7.88%, 06/21/28 (b)	400	398
FS Luxembourg S.a r.l.
8.13%, 02/11/36 (c) (e)	400	363
Guara Norte S.a r.l.
5.20%, 06/15/34 (b)	141	136
Gulfport Energy Corporation
6.75%, 09/01/29 (c)	505	514
Harvest Midstream I, L.P.
7.50%, 05/15/32 (c)	495	512
6.75%, 05/15/34 (c)	300	304
Hilcorp Energy I, L.P.
7.25%, 02/15/35 (c)	210	207
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	786	880
Kodiak Gas Services, LLC
6.50%, 10/01/33 (c)	145	147
6.75%, 10/01/35 (c)	145	149
Matador Resources Company
6.50%, 04/15/32 (c)	420	422
6.00%, 04/15/34 (c)	305	297
Medco Laurel Tree Pte. Ltd.
6.95%, 11/12/28 (b)	400	402
MPLX LP
5.40%, 09/15/35	2,500	2,492
5.30%, 04/01/36	895	881
Nabors Industries, Inc.
9.13%, 01/31/30 (c)	250	261
7.63%, 11/15/32 (c)	350	358
NGL Energy Operating LLC
8.13%, 02/15/29 (c)	150	155
NGPL PipeCo LLC
3.25%, 07/15/31 (c)	1,921	1,767
5.60%, 08/15/36 (c)	747	743
ONEOK, Inc.
6.63%, 09/01/53	5,000	5,234
5.70%, 11/01/54	975	905
Par Petroleum, LLC
7.38%, 06/01/34 (c)	370	374
PBF Holding Company LLC
7.25%, 06/01/34 (c)	150	149
Permian Resources Operating, LLC
6.25%, 02/01/33 (c)	831	849
PERU LNG
5.38%, 03/22/30 (b)	934	909
PETRONAS Capital Limited
5.34%, 04/03/35 (b)	450	461
PT. Pertamina (Persero)
2.30%, 02/09/31 (b)	400	352
5.63%, 05/20/43 (b)	500	469

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Rio Grande LNG, LLC
5.25%, 06/30/31 (c)	730	730
6.15%, 06/30/41 (c)	296	297
SM Energy Company
7.00%, 08/01/32 (c)	315	318
Southwestern Energy Company
4.75%, 02/01/32	848	826
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (c)	265	272
6.75%, 03/15/34 (c)	140	141
Tecila Sociedad Anonima
7.00%, 09/30/33 (b) (m)	300	304
TransCanada PipeLines Limited
4.63%, 03/01/34	3,000	2,899
6.38%, 10/17/56	885	895
Transocean International Limited
7.88%, 10/15/32 (c)	105	109
Venture Global LNG, Inc.
8.38%, 06/01/31 (c)	400	416
9.88%, 02/01/32 (c)	140	149
6.38%, 12/15/34 (c)	220	216
6.63%, 06/15/36 (c)	145	143
Venture Global Plaquemines LNG, LLC
6.13%, 12/15/30 (c)	255	261
7.50%, 05/01/33 (c)	90	99
6.50%, 01/15/34 (c)	285	296
Viper Energy Partners LLC
4.90%, 08/01/30	596	594
Vista Energy Argentina S.A.U.
7.88%, 04/08/38 (c)	440	455
Vital Energy, Inc.
7.88%, 04/15/32 (c)	100	101
WBI Operations LLC
6.50%, 10/15/33 (c)	405	408
Weatherford International Ltd
6.75%, 10/15/33 (c)	485	495
Western Midstream Operating, LP
5.50%, 12/15/35	890	881
5.70%, 07/01/36	1,443	1,448
Williams Companies, Inc., The
5.95%, 03/15/56	1,711	1,696
		59,531
Consumer Discretionary 1.9%
Academy, Ltd.
5.88%, 05/15/31 (c)	375	375
Acushnet Company
5.63%, 12/01/33 (c)	695	692
Adi Escrow Issuer LLC
7.13%, 07/15/34 (c)	320	326
Advance Auto Parts, Inc.
7.38%, 08/01/33 (c)	180	186
Airbnb, Inc.
5.25%, 03/16/36	1,716	1,708
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (e)	210	204
6.38%, 10/15/32 (c)	210	209
7.75%, 10/15/33 (c)	255	252
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (c)	285	270
AutoZone, Inc.
5.13%, 06/15/30	1,581	1,602
Beach Acquisition Bidco, LLC
10.00%, 07/15/33 (c) (k)	431	489
Carnival Corporation
5.13%, 05/01/29 (c)	575	574
6.13%, 02/15/33 (c)	568	575
Clarios Global LP
6.75%, 05/15/28 (c) (e)	530	537
6.75%, 02/15/30 - 09/15/32 (c)	1,035	1,061
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (c)	260	272
DCLI Bidco LLC
7.75%, 11/15/29 (c)	685	708
Dealer Tire Financial, LLC
10.38%, 10/01/31 (c)	245	244
Dealer Tire, LLC
8.00%, 02/01/28 (c)	405	405
DexKo Global Inc.
7.50%, 04/15/32 (c) (e)	416	353
Discovery Global Holdings, Inc.
4.05%, 03/15/29	410	405
4.28%, 03/15/32	175	157
5.05%, 03/15/42	300	220
Expedia Group, Inc.
3.80%, 02/15/28	1,695	1,674
Fertitta Entertainment, LLC
6.75%, 01/15/30 (c) (e)	205	201
Full House Resorts, Inc.
8.25%, 02/15/28 (c) (e)	205	200
Gates Corporation
6.88%, 07/01/29 (c)	345	352
Genting New York LLC
7.25%, 10/01/29 (c)	365	376
Goodyear Tire & Rubber Company, The
5.25%, 07/15/31	235	209
Graham Holdings Co., Ltd.
5.63%, 12/01/33 (c)	755	747
Group 1 Automotive, Inc.
4.00%, 08/15/28 (c)	275	268
6.38%, 01/15/30 (c)	340	344
Hilton Domestic Operating Company, Inc.
5.75%, 09/15/33 (c)	465	466
Hyundai Capital America
5.30%, 01/08/29 (c)	3,229	3,266
Installed Building Products, Inc.
5.63%, 02/01/34 (c)	105	103
K. Hovnanian Enterprises, Inc.
8.00%, 04/01/31 (c)	220	227
Las Vegas Sands Corp.
5.65%, 05/18/33	1,000	1,000
LBM Acquisition, LLC
9.50%, 06/15/31 (c)	150	134
Life Time, Inc.
6.00%, 11/15/31 (c)	925	938
Light and Wonder International, Inc.
6.25%, 10/01/33 (c)	515	512
Lindblad Expeditions, LLC
7.00%, 09/15/30 (c)	330	341
Lowe`s Companies, Inc.
5.63%, 04/15/53	974	938
Marriott International, Inc.
4.50%, 10/15/31 (e)	1,695	1,671
5.30%, 05/15/34	1,636	1,653
Mattamy Homes Limited
4.63%, 03/01/30 (c)	415	399
McDonald's Corporation
4.45%, 03/01/47	1,877	1,586
Merlin Entertainments Group U.S. Holdings Inc.
7.38%, 02/15/31 (c)	570	479
Michaels Companies, Inc., The
8.50%, 03/15/33 (c)	725	718
NCL Corporation Ltd.
5.88%, 01/15/31 (c)	140	136
6.25%, 09/15/33 (c)	220	214
Newell Brands Inc.
6.38%, 05/15/30 (e)	300	304
Nissan Motor Acceptance Company LLC
5.63%, 09/29/28 (c)	245	244
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (c)	210	207
4.81%, 09/17/30 (c)	215	200
7.75%, 07/17/32 (c)	200	207
Ontario Gaming GTA Limited Partnership
8.00%, 08/01/30 (c)	300	298
O'Reilly Automotive, Inc.
5.00%, 08/19/34	849	840

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (b)	950	914
PENN Entertainment, Inc.
6.75%, 04/01/31 (c)	235	236
PetSmart, LLC
7.50%, 09/15/32 (c)	690	690
10.00%, 09/15/33 (c)	250	250
Rivers Enterprise Borrower, LLC
6.25%, 10/15/30 (c)	255	258
6.63%, 02/01/33 (c)	755	765
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27 (c)	844	846
5.38%, 01/15/36	727	721
Sabre GLBL Inc.
10.75%, 11/15/29 - 03/15/30 (c)	220	210
Sotheby's, Inc.
8.25%, 04/15/31 (c)	200	199
Staples, Inc.
10.75%, 09/01/29 (c)	420	401
Starz Capital Holdings LLC
5.50%, 04/15/29 (c)	65	59
Station Casinos LLC
6.63%, 03/15/32 (c)	260	264
Swf Holdings I Corp.
6.50%, 10/01/29 (c)	95	8
Taylor Morrison Communities, Inc.
5.75%, 11/15/32 (c)	500	515
Univision Communications Inc.
8.50%, 07/31/31 (c)	490	492
Upbound Group, Inc.
6.38%, 02/15/29 (c)	170	168
Vamos Europe S.A.
9.20%, 01/26/31 (c) (e)	600	573
Verde Purchaser, LLC
10.50%, 11/30/30 (c)	195	199
Victra Holdings LLC
8.75%, 09/15/29 (c) (e)	895	919
Viking Cruises Limited
5.88%, 10/15/33 (c)	2,105	2,105
Voyager Parent, LLC
9.25%, 07/01/32 (c)	421	445
Whirlpool Corporation
7.50%, 07/01/31 (c)	220	223
6.50%, 06/15/33 (e)	250	217
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (c)	585	574
		45,527
Communication Services 1.8%
Altice France
6.88%, 07/15/32 (c)	778	755
APLD ComputeCo LLC
9.25%, 12/15/30 (c)	260	280
AT&T Inc.
2.75%, 06/01/31	4,000	3,636
3.50%, 09/15/53	4,769	3,095
Beacon Point DC LLC
6.13%, 11/30/42 (c)	1,813	1,830
Bell Canada Inc.
7.00%, 09/15/55	1,739	1,790
C T Trust
5.13%, 02/03/32 (b)	450	428
CCO Holdings, LLC
5.13%, 05/01/27 (c)	149	148
4.75%, 03/01/30 (c)	755	715
4.75%, 02/01/32 (c)	640	570
7.38%, 02/01/36 (c) (e)	100	98
Cipher Compute LLC
7.13%, 11/15/30 (c)	400	416
DIRECTV Financing, LLC
5.88%, 08/15/27 (c)	29	29
8.88%, 02/01/30 (c)	480	489
DISH DBS Corporation
5.75%, 12/01/28 (c)	720	697
5.13%, 06/01/29	525	474
Getty Images, Inc.
10.50%, 11/15/30 (c)	410	340
Gray Media, Inc.
9.63%, 07/15/32 (c)	240	232
7.25%, 08/15/33 (c)	365	358
iHeartCommunications, Inc.
9.13%, 05/01/29 (c) (l)	100	97
ION Platform Finance S.a r.l.
5.00%, 05/01/28 (c)	475	433
Lamar Media Corp.
5.38%, 11/01/33 (c)	705	691
Level 3 Financing, Inc.
6.88%, 06/30/33 (c)	485	498
Match Group Holdings II, LLC
5.00%, 12/15/27 (c)	570	567
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (c)	270	274
Meridian Arc Holdco LLC
6.25%, 04/30/31 (c)	360	360
Millicom International Cellular S.A.
5.13%, 01/15/28 (b)	540	535
6.25%, 03/25/29 (b)	630	629
4.50%, 04/27/31 (b)	200	186
MVC Acquisition Corp.
5.75%, 08/01/28 (c)	280	279
Neptune BidCo US Inc.
10.38%, 05/15/31 (c)	335	347
Nexstar Media Inc.
6.50%, 09/15/33 (c)	355	355
7.25%, 04/15/34 (c)	150	149
Outfront Media Capital LLC
7.38%, 02/15/31 (c)	200	208
PR RNO Property Owner 1, LLC
6.50%, 05/01/31 (c)	305	304
QTS Fayetteville I DC1-2, LLC
5.70%, 04/15/36 (c)	2,210	2,100
Radiate HoldCo, LLC
4.50%, 09/15/26 (c) (e)	85	84
SE Cosmos, LLC
8.88%, 05/01/31 (c)	375	385
Space Exploration Technologies Corp.
5.88%, 07/15/36 (c)	1,809	1,785
Stingray Compute LLC
6.00%, 06/15/31 (c)	217	217
SV RNO Property Owner 1 LLC
5.88%, 03/01/31 (c)	390	384
TELUS Corporation
7.00%, 10/15/55	1,720	1,777
T-Mobile USA, Inc.
3.40%, 10/15/52	1,853	1,215
5.50%, 01/15/55	5,000	4,582
5.25%, 06/15/55	1,185	1,049
5.88%, 11/15/55	1,030	1,003
Uniti Group Inc.
8.63%, 06/15/32 (c)	285	298
Uniti Services LLC
8.25%, 10/01/31 (c)	315	332
7.50%, 10/15/33 (c)	320	336
Verizon Communications Inc.
5.75%, 11/30/45	2,108	2,045
6.20%, 05/14/56	1,463	1,479
Videotron Ltee
5.70%, 01/15/35 (c)	1,636	1,642
Wayfair LLC
7.25%, 10/31/29 (c)	250	258
6.75%, 11/15/32 (c)	340	349
Ziggo B.V.
4.88%, 01/15/30 (c)	200	188
		43,800
Health Care 1.6%
1261229 B.C. Ltd.
10.00%, 04/15/32 (c)	920	931
180 Medical, Inc.
5.30%, 10/08/35 (c)	1,963	1,923

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
AbbVie Inc.
4.70%, 05/14/45	1,748	1,565
Amgen Inc.
5.75%, 03/02/63	2,354	2,282
Augusta SpinCo Corporation
5.25%, 03/23/36	718	718
Bausch + Lomb Corporation
8.38%, 10/01/28 (c)	650	668
Bausch Health Companies Inc.
5.25%, 01/30/30 (c)	80	51
14.00%, 10/15/30 (c)	30	28
BioMarin Pharmaceutical Inc.
5.50%, 02/15/34 (c)	260	255
Cardinal Health, Inc.
4.60%, 03/15/43	1,643	1,438
4.50%, 11/15/44	232	197
Centene Corporation
4.63%, 12/15/29	385	375
Community Health Systems, Inc.
6.00%, 01/15/29 (c)	360	356
6.88%, 04/15/29 (c)	180	177
4.75%, 02/15/31 (c)	142	131
CVS Health Corporation
6.75%, 12/10/54	848	883
Eli Lilly and Company
5.60%, 05/20/56	1,826	1,835
Encompass Health Corporation
5.88%, 06/01/34 (c)	380	379
GE HealthCare Technologies Inc.
4.80%, 01/15/31	1,663	1,665
Genmab A/S
6.25%, 12/15/32 (c)	280	285
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (c)	635	622
Illumina, Inc.
4.75%, 12/12/30	1,401	1,393
IQVIA Inc.
6.25%, 06/01/32 (c)	340	347
Lifepoint Health, Inc.
10.00%, 06/01/32 (c)	230	230
7.00%, 05/01/34 (c)	175	167
Mars, Incorporated
5.70%, 05/01/55 (c)	1,832	1,806
Medline Borrower, LP
5.25%, 06/15/33 (c)	889	884
Merck & Co., Inc.
5.70%, 09/15/55	2,097	2,108
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (c)	2,291	2,274
Quest Diagnostics Incorporated
5.00%, 12/15/34	1,636	1,624
Radiology Partners, Inc.
9.78%, 02/15/30 (a) (c) (k) (m)	157	156
8.50%, 07/15/32 (c)	240	250
Royalty Pharma PLC
5.95%, 09/25/55	1,031	1,028
Select Medical Corporation
6.25%, 12/01/32 (c) (e)	245	238
Solventum Corporation
5.60%, 03/23/34	1,739	1,779
Takeda U.S. Financing, Inc.
5.90%, 07/07/55	1,788	1,805
Teleflex Incorporated
5.88%, 01/15/32 (c)	145	146
Tenet Healthcare Corporation
6.13%, 06/15/30	530	533
5.50%, 11/15/32 (c)	85	85
6.00%, 11/15/33 (c)	85	86
Teva Pharmaceutical Finance, LLC
6.15%, 02/01/36	1,746	1,839
VSP Optical Group, Inc.
5.40%, 06/01/33 (c)	739	742
5.45%, 12/01/35 (c)	1,776	1,766
Zoetis Inc.
4.70%, 02/01/43	674	603
		38,653
Consumer Staples 1.4%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (b)	949	882
3.00%, 02/16/31 (c)	438	407
Agrosuper S.A.
4.60%, 01/20/32 (b)	150	143
Allied Universal Holdco LLC
6.00%, 06/01/29 (c) (e)	235	234
7.88%, 02/15/31 (c)	670	701
Ashtead Capital, Inc.
5.55%, 05/30/33 (c)	1,869	1,887
B.A.T Capital Corporation
5.63%, 08/15/35 (e)	1,639	1,689
4.54%, 08/15/47	1,485	1,224
Belron UK Finance PLC
5.75%, 10/15/29 (c)	680	682
Block Financial LLC
5.38%, 09/15/32	1,325	1,297
Bunge Limited Finance Corp.
4.65%, 09/17/34	1,758	1,698
Cosan Overseas Limited
8.25% (b) (g)	1,400	1,383
Energizer Holdings, Inc.
6.00%, 09/15/33 (c) (e)	305	293
ERAC USA Finance LLC
5.25%, 04/30/36 (c)	1,776	1,771
Imperial Brands Finance PLC
4.88%, 02/07/32 (c)	1,741	1,728
Industrial F&B Investments III, Inc.
7.75%, 02/11/33 (c)	195	198
ION Platform Finance S.a r.l.
7.88%, 09/30/32 (c)	200	145
J&F Luxembourg Finance S.a r.l.
8.50%, 12/01/32 (c)	350	350
JBS USA Food Company
5.63%, 03/10/37 (c)	551	548
JBS USA Holding Lux S.a r.l.
6.25%, 03/01/56	1,799	1,760
Marfrig Holdings (Europe) B.V.
3.95%, 01/29/31 (b)	1,000	881
Mavis Tire Express Services TopCo, Corp.
6.50%, 05/15/29 (c)	160	159
Minerva Luxembourg S.A.
8.88%, 09/13/33 (b)	400	414
8.88%, 09/13/33 (c)	200	207
Opal Bidco SAS
6.50%, 03/31/32 (c)	740	754
Performance Food Group, Inc.
5.63%, 03/01/34 (c)	185	182
Philip Morris International Inc.
5.25%, 02/13/34	1,473	1,496
4.88%, 04/29/36	1,451	1,420
Post Holdings, Inc.
6.38%, 03/01/33 (c)	405	401
6.25%, 10/15/34 (c)	35	34
Prestige Brands, Inc.
6.25%, 07/15/34 (c)	70	70
Primo Water Holdings Inc.
6.25%, 04/01/29 (c)	315	315
Prumo Participacoes E Investimentos S.A.
7.50%, 12/31/31 (b)	1,569	1,599
PT. Indofood CBP Sukses Makmur
3.40%, 06/09/31 (b)	500	458
Rentokil Terminix Funding PLC
4.63%, 04/23/31 (c)	926	909
Rentokil Terminix Funding, LLC
5.00%, 04/28/30 (c)	1,758	1,762
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (b) (d)	1,470	1,120
Sabre Financial Borrower, LLC
11.13%, 06/15/29 (c)	145	153

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Synergy Infrastructure Holdings, LLC
7.00%, 07/15/34 (c)	290	294
U.S. Foods Inc.
5.75%, 04/15/33 (c)	700	700
United Rentals (North America), Inc.
5.38%, 11/15/33 (c)	330	325
VT Topco, Inc.
8.50%, 08/15/30 (c) (e)	210	213
Wand NewCo 3, Inc.
7.63%, 01/30/32 (c)	910	940
		33,826
Information Technology 1.4%
Amentum Escrow Corp.
7.25%, 08/01/32 (c)	205	211
Amphenol Corporation
5.30%, 11/15/55	1,226	1,164
Arrow Electronics, Inc.
5.88%, 04/10/34	1,748	1,798
Athenahealth Group Inc.
6.50%, 02/15/30 (c)	400	384
Cloud Software Group, Inc.
6.50%, 03/31/29 (c)	325	315
9.00%, 09/30/29 (c)	280	272
6.63%, 08/15/33 (c)	180	156
Coreweave, Inc.
9.25%, 06/01/30 (c)	355	357
Dell Inc.
6.50%, 04/15/38	762	821
Dell International L.L.C.
5.00%, 02/15/34	1,408	1,389
Ellucian Holdings Inc.
6.50%, 12/01/29 (c)	260	252
Flash Compute LLC
7.25%, 12/31/30 (c)	260	267
Flex Ltd.
5.38%, 11/13/35	864	852
Foundry JV Holdco LLC
6.15%, 01/25/32 (c)	1,500	1,575
5.88%, 01/25/34 (c)	1,000	1,017
Intel Corporation
5.30%, 05/15/36	895	890
Jabil Inc.
4.75%, 02/01/33	724	706
Kyndryl Holdings, Inc.
4.10%, 10/15/41	3,106	2,208
Marvell Technology, Inc.
5.30%, 04/15/36	1,439	1,432
McAfee Corp.
7.38%, 02/15/30 (c)	115	98
Motorola Solutions, Inc.
5.20%, 08/15/32	1,353	1,366
NXP B.V.
4.85%, 08/19/32	1,348	1,332
Oak-Eagle AcquireCo, Inc.
7.25%, 07/01/33 (c)	315	330
8.75%, 07/01/34 (c)	175	186
Qnity Electronics, Inc.
6.25%, 08/15/33 (c)	195	198
Qorvo, Inc.
3.38%, 04/01/31 (c)	974	892
Renesas Electronics Corporation
2.17%, 11/25/26 (c) (l)	3,243	3,211
Roper Technologies, Inc.
4.25%, 09/15/28	506	502
SK Hynix Inc.
4.25%, 09/11/28 (c)	4,789	4,756
UKG Inc.
6.88%, 02/01/31 (c)	830	806
VeriSign, Inc.
5.10%, 07/15/31	566	568
5.25%, 06/01/32	2,084	2,097
Workday, Inc.
3.80%, 04/01/32	905	843
		33,251
Materials 1.1%
Anglo American Capital PLC
5.25%, 03/19/36 (c)	1,453	1,437
ArcelorMittal
6.00%, 06/17/34 (e)	886	927
5.38%, 05/19/36	905	897
Aris Mining Corporation
8.00%, 10/31/29 (c)	600	624
Arsenal AIC Parent LLC
8.00%, 10/01/30 (c)	150	156
Cap S.A.
3.90%, 04/27/31 (b)	1,400	1,184
3.90%, 04/27/31 (c)	600	507
CCL Industries Inc.
3.05%, 06/01/30 (c)	1,766	1,652
Celanese US Holdings LLC
6.50%, 04/15/30	230	234
6.75%, 04/15/33	230	234
CEMEX S.A.B. de C.V.
7.20%, (100, 06/10/30) (b) (g)	200	208
7.20%, (100, 06/10/30) (c) (g)	200	208
Chemours Company, The
7.88%, 03/15/34 (c)	95	95
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (c)	325	327
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (b)	700	661
CSN Resources S.A.
5.88%, 04/08/32 (b)	1,400	857
FMC Corporation
8.00%, 06/01/31 (c)	95	99
Glencore Funding LLC
5.20%, 07/01/33 (c)	1,776	1,775
Gold Fields Orogen Holding (BVI) Limited
6.13%, 05/15/29 (b)	600	612
Industrias Penoles, S.A.B. de C.V.
4.75%, 08/06/50 (b)	550	452
Inversiones CMPC S.A.
6.70%, 12/09/57 (b)	500	491
6.70%, 12/09/57 (c)	200	197
Marcobre S.A.C.
5.75%, 01/22/36 (b)	300	296
Minsur S.A.
4.50%, 10/28/31 (b)	1,400	1,338
Nexa Resources S.A.
6.50%, 01/18/28 (b)	200	202
6.60%, 04/08/37 (b)	450	467
Novelis Corporation
6.88%, 01/30/30 (c)	190	194
Nutrien Ltd.
4.85%, 05/29/31	729	728
OCP S.A.
6.75%, 05/02/34 (b)	1,100	1,157
Olin Corporation
6.63%, 04/01/33 (c)	170	168
Olympus Water US Holding Corporation
7.25%, 02/15/33 (c)	290	287
Orbia Advance Corporation, S.A.B. de C.V.
5.88%, 09/17/44 (b)	550	439
Solstice Advanced Materials US, Inc.
5.63%, 09/30/33 (c)	485	482
Sonoco Products Company
4.60%, 09/01/29	462	459
Southern Copper Corporation
5.25%, 11/08/42	300	283
Suzano Netherlands B.V.
5.50%, 01/15/36	1,798	1,752
Unigel Luxembourg S.A.
13.50%, 12/31/27 (c) (h) (i) (k)	44	4
13.50%, 12/31/27 (b) (h) (i) (k)	62	5
11.00%, 12/31/28 (c) (h) (i) (k)	53	1
11.00%, 12/31/28 (b) (h) (i) (k)	229	2
Vale Overseas Ltd
6.40%, 06/28/54	643	656

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
6.00%, 02/25/56 (b)	700	700
Vedanta Resources Finance II PLC
7.00%, 07/13/32 (c)	450	449
Volcan Compania Minera S.A.A.
8.50%, 10/28/32 (c)	570	588
W. R. Grace Holdings LLC
5.63%, 08/15/29 (c)	350	329
		24,820
Real Estate 1.0%
American Tower Corporation
5.55%, 07/15/33	812	833
3.70%, 10/15/49	596	435
Anywhere Real Estate Group LLC
5.25%, 04/15/30 (c)	210	202
7.00%, 04/15/30 (c)	235	236
9.75%, 04/15/30 (c)	220	236
Banco Nacional De Mexico, S.A., Integrante Del Grupo Financiero Banamex
6.70%, 08/07/36 (c)	1,350	1,331
Crown Castle Inc.
5.10%, 05/01/33	5,000	4,957
CTR Partnership, L.P.
3.88%, 06/30/28 (c)	911	889
Equinix Europe 2 Financing Corporation LLC
4.60%, 11/15/30	865	855
Essential Properties, L.P.
5.40%, 12/01/35	2,303	2,283
5.38%, 07/15/36	745	736
Extra Space Storage LP
5.40%, 02/01/34	1,640	1,657
First Industrial, L.P.
5.25%, 01/15/31	2,079	2,094
Iron Mountain Incorporated
7.00%, 02/15/29 (c)	405	413
Omega Healthcare Investors, Inc.
3.38%, 02/01/31	923	857
3.25%, 04/15/33	986	876
Park Intermediate Holdings LLC
7.00%, 02/01/30 (c)	380	388
Phillips Edison Grocery Center Operating Partnership I, L.P.
5.75%, 07/15/34	1,266	1,309
RHP Hotel Properties, LP
6.50%, 06/15/33 (c)	420	430
5.75%, 03/15/34 (c)	305	301
Sabra Health Care Limited Partnership
3.20%, 12/01/31	974	883
Service Properties Trust
0.00%, 09/30/27 (c) (d)	325	301
8.88%, 06/15/32	220	227
Store Capital LLC
4.95%, 02/11/31	313	309
XHR LP
6.63%, 05/15/30 (c)	675	689
		23,727
Total Corporate Bonds And Notes (cost $622,456)		610,357
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 23.1%
AASET 2021-2 Trust
Series 2021-B-2A, 3.54%, 12/15/28 (m)	305	284
AASET 2024-1
Series 2024-A2-1A, 6.26%, 05/16/31 (m)	1,739	1,735
Series 2024-B-1A, 6.90%, 05/16/31 (m)	3,430	3,404
AASET 2024-2 Ltd
Series 2024-A-2A, 5.93%, 09/16/31 (m)	1,231	1,213
ABFC 2006-HE1 Trust
Series 2006-A2B-HE1, REMIC, 1.76%, (1 Month Term SOFR + 0.33%), 01/25/37 (a) (m) (n)	2,361	1,247
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 1.66%, (1 Month Term SOFR + 1.36%), 06/25/37 (a) (m) (n)	2,158	1,534
Affirm Asset Securitization Trust 2025-X1
Series 2025-B-X1, 5.19%, 07/15/26	625	625
Affirm Asset Securitization Trust 2025-X2
Series 2025-A-X2, 4.45%, 12/15/26	985	986
Affirm Asset Securitization Trust 2026-X1
Series 2026-B-X1, 4.59%, 04/15/31	1,450	1,447
Affirm Master Trust
Series 2026-A-1A, REMIC, 4.37%, 02/15/28	1,700	1,689
AIMCO CLO 10 Ltd
Series 2019-D1R3-10AR, 6.11%, (3 Month Term SOFR + 2.45%), 07/22/39 (a)	2,000	2,000
Allo Issuer, LLC
Series 2026-B-1A, 6.05%, 06/20/56	2,500	2,518
Alternative Loan Trust 2004-24CB
Series 2005-1A7-6CB, REMIC, 5.50%, 04/25/35	2,586	2,109
Alternative Loan Trust 2005-43
Series 2005-1A2-27, REMIC, 4.49%, (12 Month Treasury Average + 1.40%), 08/25/35 (a) (n)	121	115
Series 2005-A3-32T1, REMIC, 4.76%, (1 Month Term SOFR + 1.11%), 08/25/35 (a)	4,296	2,113
Alternative Loan Trust 2005-45
Series 2005-1A1-59, REMIC, 3.55%, (1 Month Term SOFR + 0.77%), 11/20/35 (a) (m) (n)	2,316	2,169
Series 2005-2A1-J12, REMIC, 2.19%, (1 Month Term SOFR + 0.65%), 11/25/35 (a) (m) (n)	5,311	2,592
Series 2005-1A10-64CB, REMIC, 5.75%, 12/25/35	2,032	1,808
Alternative Loan Trust 2006-19CB
Series 2006-A5-19CB, REMIC, 6.00%, 08/25/36	3,051	1,543
Alternative Loan Trust 2006-25CB
Series 2006-A4-25CB, REMIC, 6.00%, 10/25/36	3,223	1,523
Alternative Loan Trust 2006-9T1
Series 2006-2A4-6CB, REMIC, 5.75%, 05/25/36	5,109	1,640
Alternative Loan Trust 2006-OA12
Series 2006-A1B-OA12, REMIC, 3.73%, (1 Month Term SOFR + 0.30%), 09/20/46 (a) (m) (n)	310	360
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 3.71%, (1 Month Term SOFR + 0.31%), 12/20/46 (a) (m)	2,625	2,388
Alternative Loan Trust 2006-OA21
Series 2006-A1-OA21, REMIC, 3.83%, (1 Month Term SOFR + 0.30%), 03/20/47 (a) (m) (n)	1,710	1,562
Alternative Loan Trust 2006-OC3
Series 2006-2A3-OC3, REMIC, 3.68%, (1 Month Term SOFR + 0.69%), 03/25/36 (a) (m) (n)	4,419	3,855
Alternative Loan Trust 2007-16CB
Series 2007-1A4-16CB, REMIC, 6.00%, 08/25/37	2,738	1,945
Alternative Loan Trust 2007-9T1
Series 2007-2A3-9T1, REMIC, 6.00%, 05/25/37	5,836	2,205
Alternative Loan Trust 2007-Oa7
Series 2007-A1A-OA7, REMIC, 3.88%, (1 Month Term SOFR + 0.47%), 05/25/47 (a) (m) (n)	117	109
Anthelion CLO 2025-1 Ltd
Series 2025-A1-1A, REMIC, 5.18%, (3 Month Term SOFR + 1.50%), 07/21/36 (a)	1,000	1,001
Apidos CLO XLIII Ltd
Series 2022-A1R-39A, 4.90%, (3 Month Term SOFR + 1.23%), 10/21/38 (a)	500	500
AREIT 2025-CRE10 LTD
Series 2025-A-CRE10, 5.02%, (1 Month Term SOFR + 1.38%), 07/19/38 (a)	2,290	2,292
Argent Securities Inc.
Series 2006-A2C-W2, REMIC, 1.34%, (1 Month Term SOFR + 0.69%), 03/25/36 (a) (m) (n)	10,137	5,423
Argent Securities Trust 2006-M1
Series 2006-A2C-M1, REMIC, 0.96%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (m) (n)	12,752	3,273
Avant Credit Card Master Trust
Series 2025-C-1A, 5.28%, 04/15/31	1,700	1,671

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Bain Capital Credit CLO 2023-2, Limited
Series 2023-A1R-2A, 5.00%, (3 Month Term SOFR + 1.32%), 07/18/38 (a)	2,000	2,002
Bain Capital Credit CLO 2024-4 Ltd
Series 2024-D1-4A, 6.77%, (3 Month Term SOFR + 3.10%), 10/23/37 (a)	500	496
Balboa Bay Loan Funding 2023-2 Ltd
Series 2023-A1R-2A, 4.83%, (3 Month Term SOFR + 1.15%), 10/20/36 (a)	2,500	2,499
Balboa Bay Loan Funding 2025-2 Ltd
Series 2025-A1-2A, 4.93%, (3 Month Term SOFR + 1.25%), 01/20/39 (a)	1,000	1,001
BAMLL Commercial Mortgage Securities Trust 2016-ISQR
Series 2016-C-ISQ, REMIC, 3.61%, 08/14/26 (a)	3,125	1,160
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 4.60%, 02/20/35 (a)	153	142
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	2,331	2,191
Bank 2020-BNK26
Series 2020-A3-BN26, REMIC, 2.16%, 01/17/30	2,000	1,841
Bank 2021-BNK38
Series 2021-A5-BN38, REMIC, 2.52%, 12/15/31	3,800	3,348
Bank 2022-BNK39
Series 2022-E-BNK39, REMIC, 2.50%, 01/16/32	900	613
Series 2022-AS-BNK39, REMIC, 3.18%, 01/16/32	2,280	2,049
Bank of America Corporation
Series 2005-A1-D, REMIC, 5.37%, 05/25/35 (a)	1,265	1,224
Bank5 2024-5YR10
Series 2024-AS-5YR10, REMIC, 5.64%, 10/17/29	2,368	2,399
Bank5 2024-5YR8
Series 2024-A3-5YR8, REMIC, 5.88%, 07/17/29	870	893
Bank5 2024-5YR9
Series 2024-A3-5YR9, REMIC, 5.61%, 08/15/29	2,363	2,410
Bank5 2025-5YR16
Series 2025-AS-5YR19, REMIC, 5.61%, 12/17/30	1,891	1,914
Bank5 2026-5YR20
Series 2026-A3-5YR20, REMIC, 5.10%, 01/17/31	825	830
Barclays Mortgage Loan Trust 2026-NQM1
Series 2026-A1-NQM1, REMIC, 4.84%, 12/25/65 (m)	944	936
Series 2026-A3-NQM1, REMIC, 5.24%, 12/25/65 (m)	944	932
Bayswater Park CLO, Ltd.
Series 2023-A1R-1A, 4.89%, (3 Month Term SOFR + 1.21%), 01/20/39 (a)	2,000	2,001
BBCMS Mortgage Trust 2019-C3
Series 2019-C-C3, REMIC, 4.18%, 05/17/29	2,600	2,390
BBCMS Mortgage Trust 2020-C8
Series 2020-A5-C8, REMIC, 2.04%, 10/18/30	1,275	1,133
BBCMS Mortgage Trust 2021-C12
Series 2021-A5-C12, REMIC, 2.69%, 11/18/31	3,157	2,797
BBCMS Mortgage Trust 2021-C9
Series 2021-A5-C9, REMIC, 2.30%, 02/18/31	2,916	2,604
BBCMS Mortgage Trust 2022-C17
Series 2022-A5-C17, REMIC, 4.44%, 08/17/32	3,037	2,936
BBCMS Mortgage Trust 2024-5C27
Series 2024-AS-5C27, REMIC, 6.41%, 06/15/29 (a)	1,600	1,653
BBCMS Mortgage Trust 2024-5C29
Series 2024-A3-5C29, REMIC, 5.21%, 09/17/29	2,369	2,390
BBCMS Mortgage Trust 2025-5C34
Series 2025-A3-5C34, REMIC, 5.66%, 04/15/30	1,593	1,634
Series 2026-C-5C40, REMIC, 5.81%, 01/17/31	870	861
BCAP LLC 2010-RR11-II Trust
Series 2010-5A3-RR11, REMIC, 4.90%, 03/27/47 (a)	3,475	2,912
BCAP LLC 2011-RR4-II Trust
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36 (a)	458	164
BCAP LLC Trust 2007-AA2
Series 2007-11A-AA2, REMIC, 4.08%, (1 Month Term SOFR + 0.49%), 05/25/47 (a) (m) (n)	1,006	1,101
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.44%, 03/26/37 (a)	20	19
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37	2,978	1,245
BDS 2026-FL17 LLC
Series 2026-B-FL17, 5.44%, (1 Month Term SOFR + 1.80%), 05/19/43 (a) (m)	1,220	1,220
Bear Stearns ALT-A Trust 2006-3
Series 2005-23A1-4, REMIC, 5.04%, 05/25/35 (a)	43	41
Series 2005-22A1-7, REMIC, 4.64%, 09/25/35 (a)	55	28
Bear Stearns ARM Trust 2004-1
Series 2000-A1-2, REMIC, 4.64%, 11/25/30 (a)	—	—
Series 2002-1A1-11, REMIC, 5.63%, 02/25/33 (a)	—	—
Series 2003-6A1-1, REMIC, 6.00%, 04/25/33 (a)	2	2
Series 2003-4A1-8, REMIC, 6.13%, 01/25/34 (a)	25	25
Series 2004-2A1-8, REMIC, 5.58%, 11/25/34 (a)	67	60
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-1A1-R6, REMIC, 4.66%, 01/26/36 (a)	117	81
Series 2007-2A1-R6, REMIC, 4.41%, 12/26/46 (a)	102	78
Benchmark 2019-B13 Mortgage Trust
Series 2019-A3-B13, REMIC, 2.70%, 08/17/29	1,000	941
Series 2019-C-B13, REMIC, 3.84%, 10/17/29	889	743
Benchmark 2021-B30 Mortgage Trust
Series 2021-A5-B30, REMIC, 2.58%, 11/18/31	1,654	1,468
Benchmark 2021-B31 Mortgage Trust
Series 2021-A5-B31, REMIC, 2.67%, 12/17/31	1,450	1,290
Benchmark 2022-B32 Mortgage Trust
Series 2022-AS-B32, REMIC, 3.41%, 01/16/32 (a)	2,300	1,979
Benchmark 2023-B38 Mortgage Trust
Series 2023-A4-B38, REMIC, 5.52%, 02/17/33	1,650	1,698
Benchmark 2024-V10 Mortgage Trust
Series 2024-A3-V10, REMIC, 5.28%, 09/17/29	2,400	2,426
Benchmark 2024-V11 Mortgage Trust
Series 2024-A3-V11, REMIC, 5.91%, 10/17/29 (a)	1,964	2,021
Benchmark 2024-V8 Mortgage Trust
Series 2024-A2-V8, REMIC, 5.71%, 05/17/29 (a)	2,386	2,432
Series 2024-A3-V8, REMIC, 6.19%, 06/15/29 (a)	1,963	2,029
Series 2024-D-V8, REMIC, 4.00%, 07/17/29	984	867
Benchmark 2024-V9 Mortgage Trust
Series 2024-A3-V9, REMIC, 5.60%, 08/17/29	2,361	2,405
Benchmark 2025-V15 Mortgage Trust
Series 2025-AS-V15, REMIC, 6.17%, 05/15/30	1,306	1,343
Benchmark 2025-V18 Mortgage Trust
Series 2025-AS-V18, REMIC, 5.59%, 10/18/30 (a)	1,438	1,454
Benchmark 2025-V19 Mortgage Trust
Series 2025-B-V19, REMIC, 5.90%, 12/16/30 (a)	707	713
Benchmark 2026-B42 Mortgage Trust
Series 2026-ASB-B42, REMIC, 4.94%, 09/17/35	2,118	2,119

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Benchmark 2026-V20 Mortgage Trust
Series 2026-C-V20, REMIC, 5.44%, 01/17/31	325	316
Benchmark 2026-V21 Mortgage Trust
Series 2026-A3-V21, REMIC, 5.13%, 03/17/31	1,756	1,770
Benefit Street Partners CLO 42 Ltd
Series 2025-D1-42A, 6.37%, (3 Month Term SOFR + 2.70%), 10/25/38 (a)	500	500
Benefit Street Partners CLO 46 Ltd
Series 2025-A-46A, 4.88%, (3 Month Term SOFR + 1.21%), 01/25/39 (a)	1,000	1,000
Bluemountain CLO XXIII LLC
Series 2018-D1R-23A, 7.53%, (3 Month Term SOFR + 3.85%), 07/20/37 (a)	2,000	2,000
BMO 2024-5C6 Mortgage Trust
Series 2024-A3-5C6, REMIC, 5.32%, 09/17/29	2,367	2,393
BMO 2024-5C7 Mortgage Trust
Series 2024-AS-5C7, REMIC, 5.89%, 11/19/57 (a)	1,563	1,573
BMO 2026-C14 Mortgage Trust
Series 2026-B-C14, REMIC, 5.82%, 02/15/36 (a)	1,649	1,659
BRAVO Residential Funding Trust 2023-NQM5
Series 2023-A1-NQM5, REMIC, 6.51%, 06/25/63 (m)	5,225	5,209
BRSP 2026-Fl3 Ltd
Series 2026-D-FL3, 6.29%, (1 Month Term SOFR + 2.85%), 08/19/43 (a) (m)	1,770	1,772
BSPRT 2023-FL10 Issuer LLC
Series 2023-B-FL10, 6.89%, (1 Month Term SOFR + 3.27%), 08/15/28 (a) (m)	2,500	2,502
BSTN Commercial Mortgage Trust 2025-HUB
Series 2025-D-HUB, REMIC, 6.16%, 04/15/31 (a)	1,330	1,313
BX Commercial Mortgage Trust 2018-BIOA
Series 2026-D-ALOHA, REMIC, 5.78%, (1 Month Term SOFR + 2.15%), 04/15/43 (a)	1,290	1,292
BX Commercial Mortgage Trust 2026-CSMO
Series 2026-C-CSMO, REMIC, 5.63%, (1 Month Term SOFR + 2.00%), 02/15/28 (a)	1,320	1,333
BX Commercial Mortgage Trust 2026-XL6
Series 2026-B-XL6, REMIC, 5.08%, (1 Month Term SOFR + 1.45%), 03/15/28 (a)	1,175	1,178
BX Trust
Series 2025-C-ARIA, REMIC, 5.52%, 12/13/30 (a)	851	849
BX Trust 2026-CIP
Series 2026-D-CIP, REMIC, 5.73%, (1 Month Term SOFR + 2.10%), 05/15/28 (a)	844	850
BXMT 2026-FL6, Ltd.
Series 2026-A-FL6, REMIC, 5.13%, (1 Month Term SOFR + 1.45%), 08/19/43 (a) (m)	2,650	2,652
BXP Trust 2017-GM
Series 2017-C-GM, REMIC, 3.42%, 06/15/27 (a)	1,306	1,293
Campbellsville Independent School District
Series 2018-DR-27A, 7.76%, (3 Month Term SOFR + 4.09%), 01/25/35 (a)	2,500	2,478
Canyon Capital CLO 2019-2 Ltd
Series 2019-DR2-2A, 6.52%, (3 Month Term SOFR + 2.85%), 10/15/34 (a)	1,000	967
Canyon CLO 2021-3, Ltd.
Series 2021-DR-3A, 6.52%, (3 Month Term SOFR + 0.00%), 07/15/34 (a)	1,000	971
Carlyle US CLO 2018-4 Ltd
Series 2018-D1R-4A, 6.78%, (3 Month Term SOFR + 3.10%), 10/19/37 (a)	500	501
Carlyle US CLO 2021-8 Ltd
Series 2021-A1R-8A, REMIC, 4.94%, (3 Month Term SOFR + 1.27%), 10/15/38 (a)	3,000	3,010
Carlyle US CLO 2025-5 LTD
Series 2025-D1-5A, 6.33%, (3 Month Term SOFR + 2.60%), 01/18/39 (a)	1,000	1,002
Carvana Auto Receivables Trust 2024-P3
Series 2024-A4-P3, 4.31%, 05/10/29	1,500	1,489
Cathedral Lake VIII, Ltd.
Series 2021-D1-8A, 7.36%, (3 Month Term SOFR + 3.68%), 01/22/35 (a)	1,000	1,000
C-BASS 2007-CB1 Trust
Series 2007-AF2-CB1, REMIC, 0.52%, 01/25/37 (a) (m) (n)	2,422	645
CF 2019-CF1 Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 05/17/52	2,737	274
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 4.20%, 12/25/35 (a)	8	7
ChaseFlex Trust Series 2007-3
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	342	107
CIFC Funding 2019-III Ltd
Series 2019-D1R2-3A, 6.43%, (3 Month Term SOFR + 2.75%), 01/16/38 (a)	500	501
CIFC Funding 2021-V Ltd
Series 2021-D1R-5A, 6.42%, (3 Month Term SOFR + 2.75%), 01/15/38 (a)	500	501
CIFC Funding 2025-VII Ltd
Series 2025-D1-7A, 6.26%, (3 Month Term SOFR + 2.60%), 01/24/39 (a)	1,500	1,501
Citicorp Mortgage Securities Trust, Series 2007-2
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	526	481
Citigroup Commercial Mortgage Trust 2018-B2
Series 2018-A3-B2, REMIC, 3.74%, 01/12/28	2,647	2,609
Citigroup Commercial Mortgage Trust 2019-GC41
Series 2019-B-GC41, REMIC, 3.20%, 08/10/29	1,762	1,557
Citigroup Mortgage Loan Trust 2007-FS1
Series 2007-1A1-FS1, REMIC, 4.36%, 10/25/37 (a) (m)	1,283	1,240
Citigroup Mortgage Loan Trust 2018-RP1
Series 2018-M3-RP1, REMIC, 3.00%, 09/25/64 (a)	1,500	1,271
Citigroup Mortgage Loan Trust Inc.
Series 2005-1A3A-8, REMIC, 4.44%, 10/25/35 (a)	288	366
Series 2005-A2A-11, REMIC, 6.14%, (1 Year Treasury + 2.40%), 10/25/35 (a) (n)	5	5
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 2.72%, (1 Month Term SOFR + 0.17%), 07/25/45 (a) (m) (n)	196	141
CLI Funding IX LLC
Series 2025-A-1A, 5.35%, 06/22/37	1,358	1,362
COLT 2020-RPL1 Trust
Series 2020-1-RPL, REMIC, 2.88%, 01/25/65	4,257	3,130
COMM 2005-C6
Series 2025-E-ELP, REMIC, 6.45%, 11/15/30 (a)	890	898
COMM 2015-DC1 Mortgage Trust
Series 2015-C-DC1, REMIC, 4.42%, 02/12/48 (a)	200	178
COMM 2024-277P Mortgage Trust
Series 2024-B-277P, REMIC, 7.00%, 08/06/29 (a)	889	931
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-A-P1A, REMIC, 4.42%, 03/25/32 (a)	8	8
Crown City CLO I
Series 2020-A1RR-1A, 5.05%, (3 Month Term SOFR + 1.37%), 07/20/38 (a)	1,000	1,001
CSMC 2021-B33
Series 2021-B-B33, REMIC, 3.64%, 10/10/31 (a)	2,810	2,485
CSMC 2022-RPL4 Trust
Series 2022-A1-RPL4, REMIC, 3.90%, 04/25/62 (a)	6,015	5,739
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,234	515
CSMC Series 2010-18R
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (a)	50	49
CSMC Trust 2017-CALI
Series 2017-F-CALI, REMIC, 3.78%, 11/12/32 (a)	5,200	130

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
CSTL Commercial Mortgage Trust 2026-GATE3
Series 2026-C-GATE3, REMIC, 5.30%, 02/10/43 (a)	1,570	1,533
CWABS, Inc.
Series 2005-3A2A-HYB9, REMIC, 4.64%, (12 Month Term SOFR + 2.47%), 02/20/36 (a) (n)	6	6
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	937	925
Series 2004-A2-HYB6, REMIC, 5.20%, 11/21/34 (a)	161	155
Series 2004-A3-22, REMIC, 4.67%, 11/25/34 (a)	59	56
Series 2004-1A1-HYB9, REMIC, 4.96%, 02/20/35 (a)	5	5
Series 2005-1A13-26, REMIC, 5.50%, 11/25/35	2,525	1,394
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	860	377
CyrusOne Data Centers Issuer I LLC
Series 2023-B-1A, 5.45%, 04/20/28	1,644	1,629
Series 2024-A2-2A, 4.50%, 05/20/29	3,000	2,909
DataBank Issuer II LLC
Series 2025-A2-1A, 5.18%, 10/25/28	1,500	1,470
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RAMP1
Series 2006-A6-AR6, REMIC, 3.74%, (1 Month Term SOFR + 0.49%), 02/25/37 (a) (m) (n)	4,034	3,501
Domino's Pizza, Inc.
Series 2025-A2II-1A, 5.22%, 07/25/32	1,500	1,484
Dryden 43 Senior Loan Fund LLC
Series 2016-DR3-43A, REMIC, 7.19%, (3 Month Term SOFR + 3.51%), 04/20/34 (a)	1,000	994
Extended Stay America Trust 2026-ESH2
Series 2026-D-ESH2, REMIC, 5.88%, (1 Month Term SOFR + 2.25%), 02/15/43 (a)	1,246	1,255
Extenet Issuer, LLC
Series 2025-B-1A, 5.70%, 07/25/29	1,500	1,355
First Horizon Alternative Mortgage Securities Trust 2007-FA4
Series 2007-1A10-FA4, REMIC, 6.25%, 08/25/37	7,783	2,227
First Horizon Mortgage Pass-Through Trust 2006-AR1
Series 2005-2A1-AR4, REMIC, 4.59%, 10/25/35 (a)	161	144
Series 2005-4A1-AR6, REMIC, 5.15%, 02/25/36 (a)	35	33
FMC GMSR Issuer Trust
Series 2021-A-GT2, 3.85%, 10/25/26	3,420	3,296
GCAT 2026-NQM2 Trust
Series 2026-A1-NQM2, REMIC, 5.45%, 02/25/71 (a) (m) (n)	4,866	4,859
Generate CLO 12 Ltd
Series 2023-AR-12A, 5.01%, (3 Month Term SOFR + 1.33%), 07/20/38 (a)	2,000	2,004
GGP 2026-TY
Series 2026-A-TY, REMIC, 4.83%, 03/07/31 (n)	1,330	1,309
GGP Commercial Mortgage Trust 2026-SSP
Series 2026-A-SSP, REMIC, 5.12%, 07/07/31 (a)	850	851
GM Financial Consumer Automobile Receivables Trust 2024-1
Series 2024-A3-1, 4.85%, 12/18/28	1,368	1,372
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	428	357
GreenSky Home Improvement Issuer Trust 2025-3
Series 2025-D-3A, 5.15%, 12/27/60	1,500	1,483
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-C-RIVR, REMIC, 5.17%, (1 Month Term SOFR + 1.55%), 07/16/35 (a) (m)	1,898	19
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 4.82%, 09/25/35 (a)	56	53
Series 2005-6A1-AR7, REMIC, 4.10%, 11/25/35 (a)	19	17
GS Mortgage Securities Corporation Trust 2024-MARK
Series 2026-A-DAWN, REMIC, 5.63%, 04/11/31 (a)	1,302	1,305
GS Mortgage Securities Trust 2016-GS3
Series 2016-WMB-GS3, REMIC, 3.60%, 09/14/26 (a)	4,000	3,707
GS Mortgage-Backed Securities Trust 2026-NQM1
Series 2026-A1-NQM1, REMIC, 4.87%, 01/25/30 (a) (m)	885	875
Series 2026-A2-NQM1, REMIC, 5.12%, 01/25/30 (m)	221	219
Series 2026-A3-NQM1, REMIC, 5.23%, 01/25/30 (m)	221	219
GS REFT 2026-FL1 Issuer Ltd
Series 2026-C-FL1, 5.79%, (1 Month Term SOFR + 2.15%), 10/20/43 (a) (m)	820	821
GSAMP Trust 2006-HE4
Series 2006-A1-HE4, REMIC, 3.58%, (1 Month Term SOFR + 0.39%), 06/25/36 (a) (m) (n)	213	209
GSR Mortgage Loan Trust 2006-OA1
Series 2006-1A1-OA1, REMIC, 10.43%, (1 Month Term SOFR + 0.55%), 08/25/46 (a) (m) (n)	15,461	2,799
HarborView Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 3.97%, (1 Month Term SOFR + 0.55%), 05/19/35 (a) (m) (n)	23	22
Series 2005-3A1-4, REMIC, 4.33%, 07/19/35 (a)	183	133
Hardee's Funding LLC
Series 2018-A23-1A, 5.71%, 06/20/28	4,613	4,549
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (c) (m)	602	584
Series 2024-A-I, 5.38%, 09/15/31 (m)	1,825	1,743
HSI Asset Securitization Corporation
Series 2006-1A1-HE1, REMIC, 1.15%, (1 Month Term SOFR + 0.39%), 10/25/36 (a) (m) (n)	5,088	1,386
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A3-NC1, REMIC, 2.81%, (1 Month Term SOFR + 0.29%), 04/25/37 (a) (m) (n)	313	198
Hyundai Auto Receivables Trust 2024-C
Series 2024-C-C, 4.86%, 10/15/28	1,150	1,150
ICG US CLO 2023-1 I Ltd
Series 2023-AR-1A, 5.06%, (3 Month Term SOFR + 1.38%), 07/18/38 (a)	1,000	1,003
Imperial Fund Mortgage Trust 2021-NQM4
Series 2021-M1-NQM4, REMIC, 3.45%, 01/25/57 (a)	3,000	2,392
INCREF 2025-FL1 LLC
Series 2025-D-FL1, 7.83%, (1 Month Term SOFR + 4.19%), 10/22/42 (a) (m)	1,680	1,715
INCREF 2026-FL2 LLC
Series 2026-B-FL2, 5.59%, (1 Month Term SOFR + 1.95%), 12/21/43 (a) (m)	1,510	1,511
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 5.65%, 01/25/32 (a)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 3.61%, 08/25/35 (a)	665	484
Series 2005-1A1-AR31, REMIC, 3.45%, 01/25/36 (a)	129	115
Iskandar Enterprise LLC
Series 2026-A23-1A, 5.54%, 04/15/31	4,000	3,977
J.P. Morgan Mortgage Trust 2005-A1
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	52	22
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	2	2
J.P. Morgan Mortgage Trust 2025-VIS2
Series 2025-M1-VIS2, REMIC, 6.20%, 06/25/29 (a)	5,693	5,696
J.P. Morgan Mortgage Trust 2026-VIS1
Series 2026-M1-VIS1, REMIC, 5.50%, 06/25/66 (a)	2,000	1,951
JPMDB Commercial Mortgage Securities Trust 2017-C7
Interest Only, Series 2017-XA-C7, REMIC, 0.95%, 10/17/50 (a)	73,599	544
LBTY Commercial Mortgage Trust 2026-225L
Series 2026-B-225L, REMIC, 4.88%, 02/10/43 (a)	1,225	1,205

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
LCM 28 Ltd
Series D-28A, 6.89%, (3 Month Term SOFR + 3.21%), 10/21/30 (a)	1,000	1,003
LCM XIV Limited Partnership
Series DR-14A, 6.69%, (3 Month Term SOFR + 3.01%), 07/21/31 (a) (c)	550	550
Lehman Mortgage Trust 2006-3
Series 2006-1A1-6, REMIC, 4.26%, (1 Month Term SOFR + 0.61%), 09/25/36 (a)	11,388	2,876
Lehman XS Trust Series 2006-12N
Series 2006-2A1A-12N, REMIC, 4.01%, (1 Month Term SOFR + 0.46%), 08/25/46 (a) (m) (n)	1,941	1,953
Lehman XS Trust, Series 2007-2N
Series 2007-3A3-2N, REMIC, 1.43%, (1 Month Term SOFR + 0.28%), 02/25/37 (a) (m) (n)	3,004	2,539
LMNT CRE 2025-FL3 LLC
Series 2025-D-FL3, 7.24%, (1 Month Term SOFR + 3.60%), 07/21/43 (a)	820	829
LMRK Issuer Co. 2 LLC
Series 2025-A-1A, 5.52%, 09/16/30	2,500	2,479
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.01%, (1 Month Term SOFR + 1.39%), 11/01/29 (a) (m)	2,290	2,293
Luminace Abs-2024 Issuer LLC
Series 2024-A-1, 5.87%, 10/30/31	929	924
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (c) (m)	889	873
MAD Commercial Mortgage Trust 2025-11MD
Series 2025-D-11MD, REMIC, 6.57%, 10/18/30 (a) (n)	1,780	1,793
Madison Park Funding XIII, Ltd
Series 2024-AR-58AR, 0.00%, (3 Month Term SOFR + 1.21%), 04/27/37 (a)	1,000	1,000
Marble Point CLO XXI Ltd
Series 2021-D1R-3A, 6.43%, (3 Month Term SOFR + 2.75%), 10/17/34 (a)	2,000	1,955
MASTR Asset Backed Securities Trust 2006-AM1
Series 2003-M3-OPT1, 0.47%, (1 Month Term SOFR + 4.24%), 12/25/32 (a) (m) (n)	353	340
MASTR Asset Backed Securities Trust 2007-HE2
Series 2007-A1-HE2, REMIC, 2.60%, (1 Month Term SOFR + 1.26%), 08/25/37 (a) (m) (n)	3,194	2,789
MASTR Asset Backed Securities Trust 2007-WMC1
Series 2007-A2-WMC1, REMIC, 1.08%, (1 Month Term SOFR + 0.16%), 01/25/37 (a) (m) (n)	261	62
MASTR Asset Securitization Trust 2006-2
Series 2006-1A13-2, REMIC, 6.00%, 06/25/36	1,206	673
Series 2006-1A10-2, REMIC, 6.00%, (1 Month Term SOFR + 6.00%), 06/25/36 (a)	1,026	572
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 4.39%, (1 Month Term SOFR + 0.60%), 10/20/29 (a)	4	4
Menlo CLO I Ltd
Series 2024-A1-1A, 5.10%, (3 Month Term SOFR + 1.42%), 01/20/38 (a)	2,000	2,002
Merrill Lynch Mortgage Capital Inc.
Series 2005-5A-3, REMIC, 4.20%, (1 Month Term SOFR + 0.61%), 11/25/35 (a) (m)	11	10
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C
Series 2003-1A-A3, REMIC, 5.30%, 05/25/33 (a)	40	39
MF1 2021-FL7 Ltd.
Series 2021-B-FL7, 5.50%, (1 Month Term SOFR + 1.86%), 10/16/36 (a)	3,780	3,785
MF1 2026-FL21 LLC
Series 2026-B-FL21, 5.39%, (1 Month Term SOFR + 1.75%), 02/19/41 (a)	2,600	2,597
MF1 2026-FL22 LLC
Series 2026-C-FL22, 5.64%, 11/18/43 (a)	2,150	2,151
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (m)	2,879	2,874
Mill City Mortgage Loan Trust 2017-1
Series 2017-B2-1, REMIC, 3.65%, 09/25/30 (a)	8,210	7,423
Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C1
Series 2025-D-5C1, REMIC, 4.00%, 03/15/30	1,327	1,166
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 6.58%, (1 Month Term SOFR + 2.96%), 12/15/36 (a)	3,663	18
Morgan Stanley Capital I Trust 2020-HR8
Series 2020-A3-HR8, REMIC, 1.79%, 03/15/30	1,337	1,186
Morgan Stanley Mortgage Loan Trust 2007-2AX
Series 2007-2A1-2AX, REMIC, 0.94%, (1 Month Term SOFR + 0.29%), 12/25/36 (a) (m) (n)	9,206	3,007
MortgageIT Mortgage Loan Trust 2006-1
Series 2005-A1-5, REMIC, 4.22%, (1 Month Term SOFR + 0.63%), 12/25/35 (a) (m) (n)	404	399
Mosaic Solar Loan Trust 2018-1
Series 2018-A-1A, REMIC, 4.01%, 08/20/30	504	471
Mosaic Solar Loan Trust 2019-2
Series 2019-B-2A, REMIC, 3.28%, 05/20/32	365	314
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	581	508
Series 2020-B-1A, 3.10%, 11/22/32	727	595
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	663	518
Mosaic Solar Loans 2017-2 LLC
Series 2017-A-2A, 3.82%, 01/22/30	1,990	1,869
MP 2023 LLC
Series 2025-A-1A, 5.55%, 11/15/65	1,963	1,916
MTN Commercial Mortgage Trust 2026-LPFX
Series 2026-B-LPFX, REMIC, 4.81%, 05/15/31 (a)	840	838
Navient Refinance Loan Trust 2026-B
Series 2026-A-B, 5.07%, 05/15/36	1,000	1,003
Navigator Aviation Designated Activity Company
Series 2021-A-1, 2.77%, 11/15/28 (m)	1,729	1,632
New Residential Mortgage Loan Trust 2020-NQM1
Series 2020-M1-NQM1, REMIC, 3.21%, 01/25/60 (a)	3,600	3,139
New Residential Mortgage Loan Trust 2026-NQM1
Series 2026-A1-NQM1, REMIC, 4.82%, 11/25/65 (a) (m)	1,487	1,470
Series 2026-A2-NQM1, REMIC, 5.08%, 11/25/65 (m)	232	230
Series 2026-A3-NQM1, REMIC, 5.18%, 11/25/65 (m)	465	459
New Residential Mortgage Loan Trust 2026-NQM7
Series 2026-A3-NQM7, REMIC, 5.77%, 06/25/66 (m)	1,980	1,977
NJ 2025-WBRK Mortgage Trust
Series 2025-A-WBRK, REMIC, 5.87%, 03/07/30	950	970
NYC Commercial Mortgage Trust 2021-909
Series 2026-B-9W57, REMIC, 5.18%, 06/06/31 (a)	1,280	1,274
NYC Commercial Mortgage Trust 2026-7W34
Series 2026-A-7W34, REMIC, 5.04%, 02/06/31 (a)	650	642
NYMT Loan Trust 2026-INV1
Series 2026-A1-INV1, REMIC, 4.77%, 02/25/61 (a) (m)	491	484
Series 2026-A2-INV1, REMIC, 5.05%, 02/25/61 (m)	246	242
Series 2026-A3-INV1, REMIC, 5.20%, 02/25/61 (m)	246	243
OBX 2025-NQM11 Trust
Series 2025-M1-NQM11, REMIC, 6.15%, 05/25/65 (a)	5,000	5,009
OBX 2026-NQM2 Trust
Series 2026-A1-NQM2, REMIC, 4.82%, 01/25/30 (a) (m)	1,146	1,132
Oceanview Mortgage Trust 2026-SBC1
Series 2026-A-1, REMIC, 5.10%, 08/25/55 (a)	1,884	1,862
Octagon Investment Partners 40 Ltd.
Series 2019-DR-1A, 7.29%, (3 Month Term SOFR + 3.61%), 01/20/35 (a)	1,000	961

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Octagon Investment Partners XVI, Ltd.
Series 2013-DR-1A, 6.94%, (3 Month Term SOFR + 3.26%), 07/17/30 (a)	500	503
Option One Mortgage Loan Trust 2005-3
Series 2005-M3-3, REMIC, 3.36%, (1 Month Term SOFR + 0.88%), 08/25/35 (a) (m) (n)	1,527	1,492
Option One Mortgage Loan Trust 2007-6
Series 2007-2A2-6, REMIC, 1.01%, (1 Month Term SOFR + 0.24%), 07/25/37 (a) (m) (n)	528	314
Option One Mortgage Loan Trust 2007-CP1
Series 2007-2A2-CP1, REMIC, 4.07%, (1 Month Term SOFR + 0.23%), 03/25/37 (a) (m) (n)	906	878
Oryx Funding LLC
Series 2026-A2-1A, 6.30%, 06/05/56	3,750	3,761
P11 Commercial Mortgage Trust 2025-P11
Series 2025-C-P11, REMIC, 6.51%, 08/12/30 (a)	1,330	1,372
Park Place Securities, Inc.
Series 2005-M4-WCW2, REMIC, 3.48%, (1 Month Term SOFR + 1.09%), 07/25/35 (a) (m) (n)	5,000	4,207
PFP 2026-14, Ltd.
Series 2026-C-14, 5.60%, (1 Month Term SOFR + 1.95%), 06/18/30 (a) (m)	1,700	1,699
Phantom Aviation
Series 2026-A-1, 5.24%, 01/18/33 (m)	2,215	2,177
PLYM Commercial Mortgage Trust 2026-IND
Series 2026-C-IND, 5.28%, (1 Month Term SOFR + 1.65%), 03/15/28 (a)	1,030	1,030
Pret 2025-NPL7 LLC
Series 2025-A1-NPL7, 5.66%, 07/25/55 (m)	870	870
Prime Mortgage Trust 2005-4
Series 2004-1A2-CL1, REMIC, 4.16%, (1 Month Term SOFR + 0.51%), 02/25/34 (a)	2	2
Primrose Funding LLC
Series 2025-A2-1A, 6.46%, 07/30/32 (c)	1,489	1,488
Progress Residential 2021-SFR6 Trust
Series 2021-E2-SFR6, REMIC, 2.53%, 07/17/26	1,150	1,147
Series 2021-F-SFR6, REMIC, 3.42%, 07/17/26	2,000	1,995
Progress Residential 2024-SFR2 Trust
Series 2024-A-SFR2, REMIC, 3.30%, 04/17/29	5,827	5,588
PRPM 2025-5, LLC
Series 2025-A1-5, 5.73%, 07/25/30 (a) (m)	851	848
PRPM 2026-NQM1 Trust
Series 2026-M1-NQM1, REMIC, 5.72%, 02/25/71 (a)	1,000	974
QTS Issuer ABS II LLC
Series 2026-B-6A, 7.14%, 07/05/56	500	500
RALI Series 2007-QS7 Trust
Series 2007-1A2-QS7, REMIC, 6.00%, 05/25/37	2,017	1,619
RASC Series 2006-EMX9 Trust
Series 2006-1A3-EMX9, REMIC, 4.04%, (1 Month Term SOFR + 0.45%), 09/25/36 (a) (m) (n)	618	575
Renaissance Home Equity Loan Trust 2006-1
Series 2006-AF5-1, REMIC, 6.17%, 05/25/36 (m)	3,374	1,511
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-2, REMIC, 5.80%, 08/25/36 (a) (m)	1,983	657
Renew 20172
Series 2017-A-2A, 3.22%, 09/22/53	2,267	2,005
Residential Accredit Loans, Inc.
Series 2006-A5-QS1, REMIC, 4.67%, (1 Month Term SOFR + 1.02%), 01/25/36 (a)	2,863	2,294
Series 2006-A21-QA1, REMIC, 4.99%, 01/25/36 (a)	2,707	1,889
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (c)	4,000	3,960
Series 2023-B-1A, 5.75%, 09/15/28 (c)	3,000	2,949
RFR Trust 2025-SGRM
Series 2025-E-SGRM, REMIC, 7.51%, 03/11/29 (a) (n)	1,330	1,342
Rockland Park Limited
Series 2021-A1R-1A, 4.98%, (3 Month Term SOFR + 1.30%), 07/20/38 (a)	2,000	2,002
Santander Mortgage Asset Receivable Trust 2025-NQM
Series 2025-M1-NQM6, 5.92%, 11/25/65 (a)	6,000	5,968
Scalelogix Abs Us Issuer LLC
Series 2025-B-1A, 6.16%, 07/25/30	2,500	2,468
Securitized Asset Backed Receivables LLC Trust 2007-BR2
Series 2007-A2-BR2, REMIC, 1.47%, (1 Month Term SOFR + 0.34%), 02/25/37 (a) (m) (n)	11,836	4,983
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2A-HE1, REMIC, 2.72%, (1 Month Term SOFR + 0.23%), 12/25/36 (a) (m) (n)	205	39
SG Commercial Mortgage Securities Trust 2016-C5
Interest Only, Series 2016-XA-C5, REMIC, 1.44%, 10/13/48 (a)	4,300	—
SG Mortgage Securities Trust 2006-FRE2
Series 2006-A2D-FRE2, REMIC, 0.84%, (1 Month Term SOFR + 0.57%), 07/25/36 (a) (m) (n)	15,675	2,811
SG Residential Mortgage Trust 2021-1
Series 2021-M1-1, REMIC, 2.50%, 07/25/61 (a)	3,258	2,188
SHOPS Commercial Mortgage Trust 2026-CSTL
Series 2026-A-CSTL, REMIC, 4.81%, 05/15/39 (a)	1,290	1,282
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 4.46%, (1 Month Term SOFR + 0.83%), 03/15/28 (a) (c)	191	191
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.53%, 05/25/30 (a)	68	65
Sofi Consumer Loan Program 2025-3 Trust
Series 2025-A-3, 4.47%, 08/25/34	481	482
Sound Point CLO IX Ltd
Series 2015-DRRR-2A, 8.44%, (3 Month Term SOFR + 4.76%), 07/20/32 (a)	1,000	988
Sound Point CLO XVIII Ltd
Series 2017-C-4A, 6.44%, (3 Month Term SOFR + 2.76%), 01/21/31 (a)	1,000	992
Sound Point CLO XX Ltd
Series 2018-C-2A, 5.88%, (3 Month Term SOFR + 2.21%), 07/26/31 (a)	500	501
Sound Point CLO XXIII
Series 2019-DR-2A, 7.23%, (3 Month Term SOFR + 3.56%), 07/17/34 (a)	2,000	1,925
Sound Point CLO XXXI Ltd
Series 2021-D-3A, 7.18%, (3 Month Term SOFR + 3.51%), 10/25/34 (a)	1,000	950
Specialty Underwriting & Residential Finance Trust, Series 2007-AB1
Series 2007-A2B-AB1, REMIC, 2.05%, (1 Month Term SOFR + 0.30%), 03/25/37 (a) (m) (n)	5,222	2,626
Sprite 2021-1 Limited
Series 2021-A-1, 3.75%, 10/15/28 (c) (m)	448	436
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-M1-INV1, REMIC, 3.06%, 09/25/49 (a)	6,721	6,564
Storm King Park CLO, Ltd
Series 2022-AR-1A, 5.03%, (3 Month Term SOFR + 1.36%), 10/15/37 (a)	2,200	2,203
Structured Asset Investment Loan Trust 2005-4
Series 2006-A4-1, REMIC, 3.82%, (1 Month Term SOFR + 0.73%), 01/25/36 (a) (m) (n)	835	788
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 4.23%, (1 Month Term SOFR + 0.61%), 07/19/35 (a) (m) (n)	36	34
Structured Asset Mortgage Investments II Trust 2007-AR2
Series 2007-2A1-AR2, REMIC, 2.14%, (1 Month Term SOFR + 0.37%), 03/25/37 (a) (m) (n)	223	72
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 4.39%, (1 Month Term SOFR + 0.77%), 09/19/32 (a) (m) (n)	1	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Structured Asset Securities Corporation Mortgage Loan Trust 2006-BC3
Series 2006-A1-BC3, REMIC, 2.90%, (1 Month Term SOFR + 0.43%), 10/25/36 (a) (m) (n)	2,863	1,888
Subway Funding LLC
Series 2024-A23-1A, 6.51%, 07/30/34	1,970	1,945
Sunnova Helios VII Issuer, LLC
Series 2021-C-C, 2.63%, 10/20/28	2,842	1,556
Switch ABS Issuer, LLC
Series 2024-B-1A, 6.50%, 03/25/29	2,000	1,987
Series 2024-A2-2A, 5.44%, 06/25/54	2,640	2,611
Symphony CLO XVI, Ltd
Series 2015-DR-16A, 6.98%, (3 Month Term SOFR + 3.31%), 10/15/31 (a)	1,000	1,004
Thayer Park CLO, Ltd.
Series 2017-CR-1A, 6.74%, (3 Month Term SOFR + 3.06%), 04/20/34 (a)	1,000	955
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	2,798	2,547
Trestles CLO 2017-1, Ltd.
Series 2021-AR1-4A, 4.94%, (3 Month Term SOFR + 1.28%), 11/01/38 (a)	3,000	3,005
Trestles CLO VI Ltd
Series 2023-A1R-6A, 4.85%, (3 Month Term SOFR + 1.18%), 04/26/38 (a)	1,000	999
Tricon Residential 2025-SFR2 Trust
Series 2025-A-SFR2, 5.20%, 07/31/44	5,372	5,426
Trimaran CAVU 2021-3, Ltd.
Series 2021-D-3A, 7.72%, (3 Month Term SOFR + 4.04%), 01/18/35 (a)	2,250	2,252
U.S. Auto Funding Trust 2021-1
Series 2021-C-1A, 2.20%, 04/15/27	851	656
UBS Commercial Mortgage Trust 2017-C4
Series 2017-A3-C4, REMIC, 3.30%, 08/17/27	478	465
UBS Commercial Mortgage Trust 2017-C7
Series 2017-B-C7, REMIC, 4.29%, 01/18/28 (a)	2,000	1,917
UBS Commercial Mortgage Trust 2018-C8
Series 2018-A3-C8, REMIC, 3.72%, 01/18/28	1,419	1,398
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-C-C5, REMIC, 3.72%, 03/12/46 (a)	2,351	2,182
Upstart Securitization Trust 2017-2
Series 2026-B-3, 5.35%, 07/20/36	2,300	2,299
Upstart Securitization Trust 2025-4
Series 2025-A2-4, 4.83%, 11/20/26	1,848	1,848
Vantage Data Centers Issuer, LLC
Series 2020-A2-2A, 1.99%, 09/15/27	250	240
Velocity Commercial Capital Loan Trust 2026-2
Series 2026-A-2, REMIC, 5.45%, 11/25/33 (a)	7,951	7,908
Verus Securitization Trust 2021-R2
Series 2021-M1-R2, REMIC, 2.24%, 02/25/64	3,017	2,780
Verus Securitization Trust 2026-4
Series 2026-M1-R4, REMIC, 6.01%, 12/25/67 (a)	2,375	2,383
Verus Securitization Trust 2026-R1
Series 2026-A1-R1, REMIC, 4.83%, 10/25/67 (a) (m)	931	919
Series 2026-A2-R1, REMIC, 5.03%, 10/25/67 (m)	233	229
Series 2026-A3-R1, REMIC, 5.19%, 10/25/67 (m)	233	230
Verus Securitization Trust 2026-R3
Series 2026-A1-R3, REMIC, 5.19%, 02/25/68 (a) (m)	3,844	3,825
Voya CLO 2018-2 Ltd
Series 2018-D-2A, 6.68%, (3 Month Term SOFR + 3.01%), 07/15/31 (a)	1,000	1,003
Voya CLO 2023-1 Ltd
Series 2023-A1R-1A, 4.89%, (3 Month Term SOFR + 1.21%), 01/20/39 (a)	500	500
Warwick Capital CLO 6 Ltd
Series 2025-A1-6A, 5.11%, (3 Month Term SOFR + 1.43%), 07/20/38 (a)	2,000	2,004
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR17 Trust
Series 2002-1A-AR17, REMIC, 4.25%, (12 Month Treasury Average + 1.20%), 11/25/42 (a) (n)	7	6
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2005-1A3A-AR18, REMIC, 4.61%, 01/25/36 (a)	100	90
Series 2005-A1A1-AR13, REMIC, 4.26%, (1 Month Term SOFR + 0.69%), 10/25/45 (a) (m) (n)	12	11
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY1 Trust
Series 2007-4A1-HY1, REMIC, 3.95%, 02/25/37 (a)	68	63
Series 2007-3A3-HY1, REMIC, 3.97%, 02/25/37 (a)	687	612
Washington Mutual Mortgage Pass-Through Certificates Wmalt Series 2006-Ar9 Trust
Series 2006-1A-AR9, REMIC, 3.40%, (12 Month Treasury Average + 0.83%), 11/25/46 (a) (m)	1,054	934
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR8 Trust
Series 2006-3A3-AR8, REMIC, 4.19%, 08/25/36 (a)	598	567
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY7 Trust
Series 2007-2A3-HY7, REMIC, 3.75%, 07/25/37 (a)	116	107
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 5.27%, 02/25/31 (a)	—	—
Series 2002-1A-AR9, REMIC, 5.17%, (12 Month Treasury Average + 1.40%), 08/25/42 (a) (n)	9	9
WAVE 2019-1 LLC
Series 2019-A-1, 3.60%, 09/15/27	1,118	1,092
Wells Fargo Alternative Loan 2007-PA6 Trust
Series 2007-A1-PA6, REMIC, 5.80%, 12/25/37 (a)	239	211
Wells Fargo Commercial Mortgage Trust 2017-C41
Series 2017-B-C41, REMIC, 4.19%, 11/17/27 (a)	1,643	1,592
Wells Fargo Commercial Mortgage Trust 2018-C43
Interest Only, Series 2018-XA-C43, REMIC, 0.57%, 03/17/51 (a)	57,595	432
Wells Fargo Commercial Mortgage Trust 2019-C50
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	2,200	1,988
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-B-C55, REMIC, 3.14%, 02/15/30	1,034	936
Wells Fargo Commercial Mortgage Trust 2020-C58
Series 2020-A3-C58, REMIC, 1.81%, 09/17/30	2,643	2,373
Wells Fargo Commercial Mortgage Trust 2021-C60
Series 2021-A3-C60, REMIC, 2.06%, 04/15/31	1,611	1,442
Wells Fargo Commercial Mortgage Trust 2021-C61
Series 2021-A3-C61, REMIC, 2.41%, 10/17/31	1,000	899
Wells Fargo Commercial Mortgage Trust 2025-5C4
Series 2025-A3-5C4, REMIC, 5.67%, 05/15/30	1,950	1,998
Wells Fargo Commercial Mortgage Trust 2025-5C6
Series 2025-AS-5C6, REMIC, 5.58%, 09/17/30 (a)	1,796	1,809
Wells Fargo Commercial Mortgage Trust 2025-5C7
Series 2025-B-5C7, REMIC, 5.86%, 11/18/30	1,904	1,918
Wells Fargo Commercial Mortgage Trust 2026-5C8
Series 2026-A3-5C8, REMIC, 5.03%, 02/18/31	2,650	2,656
Series 2026-C-5C8, REMIC, 5.55%, 02/18/31	1,325	1,299
Wells Fargo Mortgage Backed Securities 2007-15 Trust
Series 2007-A1-15, REMIC, 6.00%, 11/25/37	1,093	1,019
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (m)	3,375	3,257
Wind River 2014-2 CLO Ltd.
Series 2014-DR-2A, 6.83%, (3 Month Term SOFR + 3.16%), 01/15/31 (a)	1,000	1,003
Series 2014-ER-2A, 9.68%, (3 Month Term SOFR + 6.01%), 01/15/31 (a)	1,000	930
Wind River 2021-1 CLO Ltd
Series 2021-D1R-1A, REMIC, 7.63%, (3 Month Term SOFR + 3.95%), 07/20/37 (a)	500	500
Total Non-U.S. Government Agency Asset-Backed Securities (cost $620,594)		552,014

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
SENIOR FLOATING RATE INSTRUMENTS 2.5%
Industrials 0.8%
ACI Rover Parent LLC
2026 Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 06/04/33 (a)	150	150
ADI Global Distribution Funding LLC
Term Loan B, 0.00%, (SOFR + 2.75%), 06/17/33 (a) (o)	255	255
AI Aqua Merger Sub, Inc.
2026 Term Loan B, 6.12%, (3 Month Term SOFR + 2.50%), 07/31/28 (a)	302	301
2026 Term Loan B, 6.16%, (3 Month Term SOFR + 2.50%), 07/31/28 (a)	300	300
2026 USD Term Loan B, 0.00%, (SOFR + 2.50%), 06/25/33 (a) (o)	380	380
Air Comm Corporation, LLC
2025 Delayed Draw Term Loan, 6.37%, (3 Month Term SOFR + 2.75%), 12/11/31 (a)	7	7
Allied Universal Holdco LLC
2025 USD Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 08/06/32 (a)	387	387
AllSpring Buyer LLC
2024 Term Loan B, 6.75%, (3 Month Term SOFR + 3.00%), 11/01/30 (a)	705	707
American Airlines, Inc.
2026 1st Lien Term Loan B, 6.67%, (3 Month Term SOFR + 3.00%), 06/01/33 (a)	190	187
APi Group DE, Inc.
2026 Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 05/11/27 (a)	249	249
BCP VI Summit Holdings LP
Term Loan, 6.62%, (SOFR + 2.75%), 01/30/32 (a)	327	327
BCPE Empire Holdings, Inc.
2025 Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 12/26/30 (a)	324	319
2026 10th Amendment Term Loan, 7.12%, (1 Month Term SOFR + 3.50%), 12/29/32 (a)	40	39
BioMarin Pharmaceutical Inc.
Term Loan B, 5.43%, (6 Month Term SOFR + 1.75%), 01/28/33 (a)	220	220
Brown Group Holding, LLC
2022 Incremental Term Loan B2, 6.12%, (1 Month Term SOFR + 2.75%), 06/09/29 (a)	36	36
2022 Incremental Term Loan B2, 6.16%, (3 Month Term SOFR + 2.50%), 06/09/29 (a)	78	78
2022 Incremental Term Loan B2, 6.17%, (3 Month Term SOFR + 2.50%), 06/09/29 (a)	50	50
Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 07/01/31 (a)	283	283
CHG Healthcare Services Inc.
2026 Term Loan B, 6.66%, (1 Month Term SOFR + 3.00%), 05/11/27 (a)	469	469
Clear Channel Outdoor Holdings, Inc.
2024 Term Loan, 7.73%, (1 Month Term SOFR + 4.00%), 08/20/28 (a)	370	370
Clydesdale Acquisition Holdings, Inc.
Term Loan B, 6.80%, (1 Month Term SOFR + 3.17%), 03/30/29 (a)	125	123
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 03/27/32 (a) (o)	195	187
2025 Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 03/27/32 (a)	65	62
Columbus McKinnon Corporation
2026 Term Loan B, 7.20%, (3 Month Term SOFR + 3.50%), 01/21/33 (a)	367	365
Construction Partners, Inc.
2026 Term Loan B, 0.00%, (Prime + 1.00%), 11/03/31 (a) (o)	75	75
2026 Term Loan B, 5.64%, (1 Month Term SOFR + 2.00%), 11/03/31 (a)	350	349
Core & Main LP
2026 Term Loan B, 0.00%, (SOFR + 1.75%), 06/25/33 (a) (o)	100	100
Cornerstone Building Brands, Inc.
2021 Term Loan B, 7.01%, (3 Month Term SOFR + 3.25%), 04/12/28 (a)	84	51
2024 Term Loan B, 8.16%, (3 Month Term SOFR + 4.50%), 05/05/31 (a)	49	25
Corpay Technologies Operating Company LLC
2025 Term Loan B, 4.99%, (1 Month Term SOFR + 1.38%), 10/03/32 (a)	53	53
CPI Holdco B LLC
2025 Add-on Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 05/19/31 (a)	454	452
Deep Blue Operating I LLC
Term Loan, 5.90%, (3 Month Term SOFR + 2.25%), 09/17/32 (a)	125	125
DG Investment Intermediate Holdings 2, Inc.
2025 Term Loan, 6.87%, (1 Month Term SOFR + 3.25%), 07/01/32 (a)	647	648
2025 2nd Lien Term Loan, 9.12%, (1 Month Term SOFR + 5.50%), 07/24/33 (a) (p)	65	65
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 5.62%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	207	207
2024 1st Lien Term Loan B2, 5.62%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	79	79
Edelman Financial Center, LLC
2026 Term Loan B, 7.62%, (1 Month Term SOFR + 4.00%), 11/30/31 (a)	390	391
Eisner Advisory Group LLC
2024 Term Loan B, 7.62%, (1 Month Term SOFR + 4.00%), 02/24/31 (a)	312	305
Element Materials Technology Group US Holdings Inc.
2022 USD Term Loan, 7.20%, (3 Month Term SOFR + 3.50%), 04/12/29 (a)	403	404
EMRLD Borrower LP
2024 Term Loan B, 5.95%, (3 Month Term SOFR + 2.25%), 06/18/31 (a)	376	376
First Advantage Holdings, LLC
2025 Repriced Term Loan B, 6.45%, (3 Month Term SOFR + 2.75%), 10/31/31 (a)	195	193
Focus Financial Partners, LLC
2025 Incremental Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 09/15/31 (a)	619	604
Fortrea Holdings Inc.
Term Loan B, 7.16%, (3 Month Term SOFR + 3.50%), 06/12/30 (a)	23	23
Garda World Security Corporation
2026 Term Loan B, 6.42%, (3 Month Term SOFR + 2.75%), 02/01/29 (a)	410	409
GBT US III LLC
2026 Term Loan B, 5.67%, (3 Month Term SOFR + 2.00%), 07/28/31 (a)	317	316
GC Ferry Acquisition I Inc.
Term Loan, 7.20%, (3 Month Term SOFR + 3.50%), 06/06/32 (a)	115	115
Genmab AS
2026 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 12/10/32 (a)	288	288
Grant Thornton Advisors LLC
2025 Term Loan B, 6.37%, (1 Month Term SOFR + 2.75%), 05/30/31 (a)	631	600
HighTower Holdings LLC
2025 1st Lien Term Loan B, 6.41%, (3 Month Term SOFR + 2.75%), 02/03/32 (a)	735	728
Homeserve USA Holding Corp
2024 Term Loan B, 5.64%, (1 Month Term SOFR + 2.00%), 10/21/30 (a)	200	199
Lavender Dutch BorrowerCo BV
USD Term Loan, 6.95%, (3 Month Term SOFR + 3.25%), 09/27/32 (a)	99	97
LBM Acquisition LLC
2024 Incremental Term Loan B, 7.50%, (1 Month Term SOFR + 3.75%), 06/06/31 (a)	130	109
LC AHAB US Bidco LLC
Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 04/14/31 (a)	315	314
Madison Safety & Flow LLC
2025 1st Lien Term Loan B, 6.11%, (Prime + 1.50%), 09/26/31 (a)	157	157
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Neptune BidCo US Inc.
2026 USD Term Loan B, 8.77%, (3 Month Term SOFR + 5.00%), 01/28/33 (a)	125	124
OEP Glass Purchaser LLC
2026 Term Loan B, 7.70%, (3 Month Term SOFR + 4.00%), 02/26/33 (a)	138	138
OVG Business Services, LLC
2024 Term Loan B, 6.62%, (1 Month Term SOFR + 3.00%), 06/13/31 (a)	495	494
Pathfinder Power LLC
Term Loan B, 0.00%, (SOFR + 2.00%), 06/22/33 (a) (o)	280	279
Pinnacle Buyer LLC
Term Loan, 6.18%, (3 Month Term SOFR + 2.50%), 09/11/32 (a)	79	80
PUG LLC
2024 Extended Term Loan B, 8.37%, (1 Month Term SOFR + 4.75%), 03/12/30 (a)	56	56
Quikrete Holdings, Inc.
2024 Term Loan B2, 5.87%, (1 Month Term SOFR + 2.25%), 03/18/29 (a)	272	272
2025 Term Loan B1, 5.87%, (1 Month Term SOFR + 2.25%), 04/14/31 (a)	73	73
Qxo, Inc.
2026 Term Loan B, 0.00%, (SOFR + 2.00%), 06/03/33 (a) (o)	300	299
Resideo Funding Inc.
2025 Incremental Term Loan, 5.67%, (3 Month Term SOFR + 2.00%), 08/08/32 (a)	337	337
SGH2 LLC
2025 USD Term Loan B, 8.20%, (3 Month Term SOFR + 4.50%), 07/16/32 (a)	204	203
Shift4 Payments, LLC
Term Loan, 0.00%, (SOFR + 2.25%), 07/03/32 (a) (o)	155	153
Signia Aerospace LLC
Term Loan, 6.20%, (SOFR + 2.50%), 12/11/31 (a)	501	500
Skyshield US Bidco Ltd
USD Term Loan B, 0.00%, (SOFR + 2.50%), 06/02/33 (a) (o)	115	115
Spectris Plc
USD Term Loan, 6.45%, (3 Month Term SOFR + 2.75%), 09/26/32 (a)	119	120
Tamko Building Products, LLC
2026 Incremental Term Loan, 0.00%, (3 Month Term SOFR + 3.00%), 09/17/30 (a) (o)	145	145
Tecta America Corp.
Term Loan, 6.20%, (SOFR + 2.50%), 02/18/32 (a)	337	338
Tiger Acquisition, LLC
2025 Term Loan B, 6.15%, (1 Month Term SOFR + 2.50%), 08/14/32 (a)	345	346
TK Elevator Midco GmbH
2025 USD Term Loan B, 6.38%, (6 Month Term SOFR + 2.75%), 04/30/30 (a)	374	375
TransDigm, Inc.
2025 Term Loan M, 6.12%, (1 Month Term SOFR + 2.50%), 08/13/32 (a)	402	402
Traverse Midstream Partners LLC
2026 Term Loan B, 0.00%, (SOFR + 2.25%), 04/21/33 (a) (o)	225	225
Veritiv Corporation
Term Loan B, 7.70%, (3 Month Term SOFR + 4.00%), 11/30/30 (a)	133	125
Victory Capital Holdings, Inc.
2025 Term Loan, 5.70%, (3 Month Term SOFR + 1.75%), 09/10/32 (a)	74	74
Virtus Investment Partners, Inc.
2025 Term Loan B, 5.87%, (1 Month Term SOFR + 2.25%), 09/16/32 (a)	114	113
VT Topco, Inc.
2024 1st Lien Term Loan B, 6.62%, (1 Month Term SOFR + 3.00%), 08/12/30 (a)	91	90
WEC US Holdings Ltd.
2024 Term Loan, 5.62%, (1 Month Term SOFR + 2.00%), 01/20/31 (a)	521	520
White Cap Buyer LLC
2024 Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 10/19/29 (a)	190	189
		19,893
Information Technology 0.4%
Applied Systems, Inc.
2024 2nd Lien Term Loan, 8.20%, (3 Month Term SOFR + 4.50%), 02/07/32 (a)	155	153
Ascend Learning, LLC
2025 Repriced Term Loan B, 6.62%, (1 Month Term SOFR + 3.00%), 12/11/28 (a)	638	622
Athenahealth Group, Inc.
2026 Term Loan B, 6.86%, (SOFR + 3.25%), 02/15/32 (a)	259	256
Boxer Parent Company Inc.
2025 USD Term Loan B, 6.67%, (3 Month Term SOFR + 2.75%), 07/30/31 (a)	661	594
2024 2nd Lien Term Loan, 9.41%, (3 Month Term SOFR + 5.75%), 07/06/32 (a)	73	62
Camelot U.S. Acquisition LLC
2024 Term Loan B, 6.37%, (1 Month Term SOFR + 2.75%), 01/31/31 (a)	243	223
Chamberlain Group Inc.
2025 Term Loan B, 6.62%, (1 Month Term SOFR + 2.75%), 07/22/32 (a)	124	124
Cloud Software Group, Inc.
2025 Term Loan B (2032), 6.95%, (3 Month Term SOFR + 3.25%), 08/07/32 (a)	124	107
CompoSecure Holdings LLC
Term Loan, 5.92%, (3 Month Term SOFR + 2.25%), 01/07/33 (a)	265	263
CoreLogic, Inc.
Term Loan, 7.23%, (1 Month Term SOFR + 3.50%), 04/14/28 (a)	320	316
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, (LIBOR + 3.00%), 05/01/27 (a) (h) (i) (p)	113	—
Dayforce, Inc.
2026 Term Loan, 6.66%, (3 Month Term SOFR + 3.00%), 10/07/32 (a)	645	586
Ellucian Holdings, Inc.
2024 2nd Lien Term Loan, 8.37%, (1 Month Term SOFR + 4.75%), 11/14/32 (a)	25	24
Gainwell Acquisition Corp.
Term Loan B, 0.00%, (3 Month Term SOFR + 4.00%), 08/17/27 (a) (o)	100	98
Term Loan B, 7.80%, (3 Month Term SOFR + 4.00%), 08/17/27 (a)	518	510
Gen Digital Inc.
2025 Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 02/13/32 (a)	416	410
ION Platform Finance US, Inc.
USD Term Loan, 7.45%, (3 Month Term SOFR + 3.75%), 09/30/32 (a)	399	283
Iron Mountain, Inc.
2023 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 01/31/31 (a)	216	216
LSF9 Atlantis Holdings, LLC
2025 Term Loan B, 7.45%, (3 Month Term SOFR + 3.75%), 03/29/29 (a)	924	911
MH Sub I, LLC
2024 Term Loan B4, 7.87%, (1 Month Term SOFR + 4.25%), 12/11/31 (a)	453	391
Mitchell International, Inc.
2026 Add-on Term Loan, 6.62%, (1 Month Term SOFR + 3.00%), 06/27/31 (a)	507	482
2024 2nd Lien Term Loan, 8.87%, (1 Month Term SOFR + 5.25%), 06/07/32 (a)	70	64
MV Holding GmbH
2025 USD Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 02/19/32 (a)	104	104
PointClickCare Technologies, Inc.
2025 Term Loan B, 0.00%, (3 Month Term SOFR + 2.75%), 11/03/31 (a) (o)	300	299
Proofpoint, Inc.
2025 Repriced Term Loan, 6.70%, (3 Month Term SOFR + 3.00%), 08/31/28 (a)	130	125

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Qnity Electronics, Inc.
Term Loan B, 5.67%, (3 Month Term SOFR + 2.00%), 08/11/32 (a)	313	314
RealPage, Inc.
1st Lien Term Loan, 6.96%, (3 Month Term SOFR + 3.00%), 02/18/28 (a)	371	346
2024 Incremental Term Loan, 7.45%, (3 Month Term SOFR + 3.75%), 04/24/28 (a)	143	134
UKG Inc.
2024 Term Loan B, 5.91%, (3 Month Term SOFR + 2.25%), 01/30/31 (a)	675	634
Zayo Group Holdings, Inc.
2025 USD Term Loan, 7.23%, (1 Month Term SOFR + 3.50%), 03/11/30 (a)	921	920
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, 6.87%, (1 Month Term SOFR + 3.25%), 10/24/31 (a)	310	302
		9,873
Communication Services 0.3%
Alterra Mountain Company
2025 Term Loan B9, 6.12%, (1 Month Term SOFR + 2.50%), 08/17/28 (a)	224	224
2025 Term Loan B8, 6.12%, (1 Month Term SOFR + 2.50%), 05/31/30 (a)	30	30
Altice France S.A.
2025 USD Term Loan B14, 10.55%, (3 Month Term SOFR + 6.88%), 05/31/31 (a)	335	341
Cengage Learning, Inc.
2026 Term Loan B, 6.61%, (1 Month Term SOFR + 3.00%), 03/24/31 (a)	278	275
2026 Term Loan B, 6.64%, (3 Month Term SOFR + 3.00%), 03/24/31 (a)	471	465
Creative Artists Agency, LLC
2025 Repriced Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 05/19/31 (a)	44	44
Crown Finance US, Inc.
2025 Term Loan B, 8.11%, (1 Month Term SOFR + 4.50%), 12/02/31 (a)	414	415
Delta 2 (LUX) S.a.r.l.
2024 Term Loan B1, 5.45%, (3 Month Term SOFR + 1.75%), 09/10/31 (a)	1,245	1,244
DirecTV Financing, LLC
2024 Term Loan, 9.17%, (3 Month Term SOFR + 5.25%), 08/02/29 (a)	121	122
Discovery Global Holdings, Inc.
2026 USD Term Loan B, 6.12%, (3 Month Term SOFR + 2.50%), 06/16/33 (a)	471	471
Electronic Arts, Inc.
USD Term Loan B, 0.00%, (SOFR + 3.50%), 03/23/33 (a) (o)	480	481
ESCO Technologies Inc.
Term Loan B, 0.00%, (SOFR + 1.75%), 06/10/33 (a) (o)	175	175
Great Outdoors Group, LLC
2025 Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 01/20/32 (a)	179	179
Motion Finco S.a r.l.
2024 USD Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 11/30/29 (a) (o)	100	85
2024 USD Term Loan B, 7.20%, (3 Month Term SOFR + 3.50%), 11/30/29 (a)	311	265
Nexstar Broadcasting, Inc.
2025 Term Loan B5, 6.12%, (1 Month Term SOFR + 2.50%), 06/23/32 (a)	267	264
2026 Term Loan B7, 6.37%, (1 Month Term SOFR + 2.75%), 03/23/33 (a)	344	340
Ontario Gaming GTA LP
Term Loan B, 7.95%, (3 Month Term SOFR + 4.25%), 07/11/30 (a)	272	258
Pretzel Parent, Inc.
2024 Term Loan B, 8.12%, (1 Month Term SOFR + 4.50%), 08/14/31 (a)	248	235
Six Flags Entertainment Corporation
2024 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 04/18/31 (a)	267	264
Sunrise Financing Partnership
Term Loan AAA, 6.13%, (6 Month Term SOFR + 2.47%), 02/15/32 (a)	255	251
Townsquare Media, Inc.
2025 Term Loan, 8.59%, (6 Month Term SOFR + 5.00%), 01/17/31 (a)	93	68
United Talent Agency, LLC
2025 Repriced Term Loan B, 6.64%, (1 Month Term SOFR + 3.00%), 06/10/32 (a)	148	148
Univision Communications Inc.
2024 Term Loan B, 7.23%, (1 Month Term SOFR + 3.50%), 01/31/29 (a)	84	84
2022 First Lien Term Loan B, 7.95%, (3 Month Term SOFR + 4.25%), 06/10/29 (a)	304	304
Virgin Media Bristol LLC
2020 USD Term Loan Q, 6.99%, (1 Month Term SOFR + 3.25%), 01/31/29 (a)	420	402
Voyager Parent, LLC
Repriced Term Loan B, 7.95%, (3 Month Term SOFR + 4.25%), 07/01/32 (a)	392	392
		7,826
Consumer Discretionary 0.2%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, 5.87%, (1 Month Term SOFR + 2.25%), 12/21/28 (a)	39	39
American Axle and Manufacturing, Inc.
2025 Incremental Term Loan C, 6.83%, (1 Month Term SOFR + 3.25%), 02/24/32 (a)	74	74
2025 Incremental Term Loan C, 6.92%, (3 Month Term SOFR + 3.25%), 02/24/32 (a)	114	114
Apro, LLC
2024 Term Loan B, 7.37%, (1 Month Term SOFR + 3.75%), 06/26/31 (a)	408	408
Burlington Coat Factory Warehouse Corporation
2024 Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 09/19/31 (a)	74	74
Caesars Entertainment Inc.
2024 Term Loan B1, 5.87%, (1 Month Term SOFR + 2.25%), 01/24/31 (a)	359	344
Clarios Global LP
2024 USD Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 05/06/30 (a)	522	522
DexKo Global Inc.
2026 USD Term Loan B, 8.16%, (3 Month Term SOFR + 4.50%), 10/09/31 (a)	133	128
EG America LLC
2026 Term Loan B, 6.92%, (3 Month Term SOFR + 3.25%), 01/30/31 (a)	605	607
Fertitta Entertainment, LLC
2022 Term Loan B, 6.89%, (1 Month Term SOFR + 3.25%), 01/13/29 (a) (k)	626	625
Life Time Fitness Inc.
2025 Term Loan, 5.61%, (1 Month Term SOFR + 2.00%), 11/05/31 (a)	247	247
Michaels Companies, Inc., The
2026 Term Loan B, 0.00%, (3 Month Term SOFR + 5.00%), 03/02/33 (a) (o)	55	55
2026 Term Loan B, 8.67%, (3 Month Term SOFR + 5.00%), 03/02/33 (a)	310	308
PetSmart, Inc.
2025 USD Term Loan B, 0.00%, (1 Month Term SOFR + 4.00%), 08/09/32 (a) (o)	105	105
2025 USD Term Loan B, 7.65%, (1 Month Term SOFR + 4.00%), 08/09/32 (a)	264	264
Pye-Barker Fire & Safety, LLC
2025 Term Loan, 6.16%, (3 Month Term SOFR + 2.50%), 12/10/32 (a)	165	166
2025 Delayed Draw Term Loan, 6.17%, (3 Month Term SOFR + 2.50%), 12/10/32 (a)	4	4
Sabre GLBL Inc.
2024 Term Loan B1, 9.72%, (1 Month Term SOFR + 6.00%), 11/15/29 (a)	93	82
2024 Term Loan B2, 9.72%, (1 Month Term SOFR + 6.00%), 11/15/29 (a)	70	62
Staples, Inc.
2024 Term Loan B, 9.41%, (3 Month Term SOFR + 5.75%), 08/22/29 (a)	132	122
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 01/30/31 (a)	386	385

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Whatabrands LLC
2024 1st Lien Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 08/03/28 (a)	578	577
		5,312
Health Care 0.2%
Aveanna Healthcare, LLC
2026 Term Loan B, 6.62%, (1 Month Term SOFR + 3.00%), 09/17/32 (a)	498	500
Bausch & Lomb Corporation
2025 Repriced Term Loan, 7.37%, (1 Month Term SOFR + 3.75%), 01/15/31 (a)	979	980
Bausch Health Companies Inc.
2025 Term Loan B, 9.87%, (1 Month Term SOFR + 6.25%), 09/25/30 (a)	163	158
Curium BidCo S.a r.l.
2025 USD Term Loan B, 6.70%, (3 Month Term SOFR + 3.00%), 07/31/31 (a)	191	191
DaVita, Inc.
2025 Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 05/09/31 (a)	250	249
Hologic, Inc.
2026 USD Term Loan B, 5.99%, (3 Month Term SOFR + 2.25%), 01/14/33 (a)	635	621
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 7.42%, (3 Month Term SOFR + 3.75%), 05/16/31 (a)	431	424
Mckesson Medical-Surgical Top Holdings Inc.
Term Loan B, 5.91%, (1 Month Term SOFR + 2.25%), 06/03/32 (a)	320	320
Medline Borrower, LP
2026 Term Loan B, 5.11%, (1 Month Term SOFR + 1.50%), 05/15/33 (a)	135	134
Pacific Dental Services, LLC
2024 Term Loan B, 5.89%, (1 Month Term SOFR + 2.25%), 03/07/31 (a)	149	149
Radiology Partners, Inc.
2025 Term Loan, 8.20%, (3 Month Term SOFR + 4.50%), 06/26/32 (a)	312	312
Select Medical Corporation
2026 Term Loan B, 0.00%, (SOFR + 3.00%), 12/31/31 (a) (o)	325	326
Team Health Holdings, Inc.
2026 Repriced Term Loan B, 7.66%, (3 Month Term SOFR + 4.00%), 06/30/28 (a)	183	183
		4,547
Financials 0.2%
Acrisure, LLC
2024 1st Lien Term Loan B6, 6.62%, (1 Month Term SOFR + 3.00%), 11/06/30 (a)	467	421
2025 Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 06/07/32 (a)	173	156
Alera Group, Inc.
2026 Term Loan B, 6.37%, (1 Month Term SOFR + 2.75%), 05/30/32 (a)	263	250
2025 2nd Lien Term Loan, 9.12%, (1 Month Term SOFR + 5.50%), 05/15/33 (a)	100	95
Alliant Holdings Intermediate, LLC
2025 Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 09/19/31 (a)	375	370
AmWINS Group, Inc.
2026 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 01/30/32 (a)	345	337
Asurion LLC
2021 Second Lien Term Loan B4, 9.03%, (3 Month Term SOFR + 5.25%), 01/15/29 (a)	53	52
2025 Term Loan B13, 7.91%, (3 Month Term SOFR + 4.25%), 09/19/30 (a)	263	260
Boots Group Bidco Ltd
USD Term Loan, 6.92%, (3 Month Term SOFR + 3.25%), 07/22/32 (a)	199	199
Cotiviti Corporation
2024 Term Loan, 6.37%, (1 Month Term SOFR + 2.75%), 02/21/31 (a)	444	406
2025 2nd Amendment Term Loan, 6.37%, (1 Month Term SOFR + 2.75%), 02/16/32 (a)	94	85
OneDigital Borrower LLC
2025 Repriced Term Loan, 6.62%, (1 Month Term SOFR + 3.00%), 07/02/31 (a)	375	363
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 02/16/28 (a)	491	485
Starwood Property Trust, Inc.
2026 Term Loan B, 5.64%, (1 Month Term SOFR + 2.00%), 05/11/27 (a)	214	213
2025 Term Loan B5, 5.62%, (1 Month Term SOFR + 2.00%), 01/02/30 (a)	150	150
Trans Union, LLC
2024 Term Loan B8, 5.37%, (1 Month Term SOFR + 1.75%), 06/06/31 (a)	186	186
		4,028
Materials 0.1%
Belden Inc.
Term Loan, 0.00%, (SOFR + 2.25%), 06/11/33 (a) (o)	246	246
ECO Services Operations Corp
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 2.00%), 06/09/31 (a) (o)	30	30
2024 Term Loan B, 5.66%, (3 Month Term SOFR + 2.00%), 06/09/31 (a)	294	292
Harsco Corporation
2021 Term Loan, 5.98%, (1 Month Term SOFR + 2.25%), 03/10/28 (a)	266	265
Hexion Holdings Corporation
2024 Term Loan B, 7.65%, (1 Month Term SOFR + 4.00%), 03/15/29 (a)	64	61
INEOS Quattro Holdings UK Ltd
2024 USD Term Loan B, 7.87%, (1 Month Term SOFR + 4.25%), 10/01/31 (a)	123	103
INEOS US Finance LLC
2023 USD Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 02/09/30 (a)	113	104
MATIV Holdings, Inc.
2026 Term Loan B, 8.12%, (1 Month Term SOFR + 4.50%), 03/26/33 (a)	185	185
MI Windows and Doors, LLC
2024 Term Loan B2, 6.37%, (1 Month Term SOFR + 2.75%), 03/21/31 (a)	268	264
Natgasoline LLC
2025 Term Loan B, 9.12%, (1 Month Term SOFR + 5.50%), 03/25/30 (a)	151	150
Nouryon Finance B.V.
2026 USD Term Loan B, 0.00%, (SOFR + 3.50%), 07/03/31 (a) (o)	115	115
Pregis TopCo Corporation
2025 Refinancing Term Loan, 7.37%, (1 Month Term SOFR + 3.75%), 02/28/29 (a)	369	370
Stonepeak Bayou Holdings LP
Term Loan B, 6.45%, (3 Month Term SOFR + 2.75%), 09/24/32 (a)	140	139
Sword Purchaser LLC
USD Term Loan B, 7.62%, (1 Month Term SOFR + 4.00%), 04/01/33 (a)	310	302
Trident TPI Holdings, Inc.
2024 Term Loan B7, 7.45%, (3 Month Term SOFR + 3.75%), 09/15/28 (a)	125	119
		2,745
Utilities 0.1%
Alpha Generation LLC
Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 09/19/31 (a)	212	210
2026 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 05/29/33 (a)	320	316
Compass Power Generation LLC
2025 Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 04/14/29 (a) (p)	441	441
2026 Term Loan B, 6.20%, (SOFR + 2.50%), 04/16/29 (a)	75	75
Lightning Power LLC
Term Loan B, 5.87%, (1 Month Term SOFR + 3.25%), 08/08/31 (a)	325	325

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Talen Energy Supply, LLC
2025 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 10/09/32 (a)	239	237
Venture Global Calcasieu Pass, LLC
2026 Term Loan B, 6.94%, (6 Month Term SOFR + 3.25%), 04/02/33 (a)	235	235
		1,839
Energy 0.1%
Blackfin Pipeline LLC
Term Loan B, 6.63%, (1 Month Term SOFR + 3.00%), 09/29/32 (a)	219	219
CPPIB OVM Member US LLC
Term Loan B, 5.95%, (3 Month Term SOFR + 2.25%), 08/07/31 (a)	211	211
Delek US Holdings, Inc.
2026 Term Loan B, 6.62%, (1 Month Term SOFR + 3.00%), 05/01/33 (a)	345	344
Freeport LNG Investments, LLLP
2026 Term Loan B, 6.93%, (3 Month Term SOFR + 3.25%), 01/29/33 (a)	345	345
GIP Pilot Acquisition Partners LP
2026 Term Loan B, 5.64%, (3 Month Term SOFR + 2.00%), 05/17/32 (a)	225	225
NGL Energy Partners LP
2026 Term Loan B, 7.13%, (1 Month Term SOFR + 3.50%), 03/05/33 (a)	135	135
Whitewater Matterhorn Holdings LLC
2026 Term Loan B, 5.45%, (3 Month Term SOFR + 1.75%), 06/16/32 (a)	260	258
		1,737
Consumer Staples 0.1%
Aspire Bakeries Holdings LLC
2025 Repriced Term Loan, 6.62%, (1 Month Term SOFR + 3.00%), 12/23/30 (a)	231	232
Eagle Parent Corp.
2022 Term Loan B, 7.95%, (3 Month Term SOFR + 4.25%), 03/17/29 (a)	382	384
Golden State Food LLC
2026 Term Loan B, 7.20%, (3 Month Term SOFR + 3.50%), 12/04/31 (a)	306	306
Savor Acquisition, Inc.
Term Loan B, 6.66%, (3 Month Term SOFR + 3.00%), 02/04/32 (a)	307	308
United Natural Foods, Inc.
2026 Term Loan B, 9.75%, (Prime + 3.00%), 05/01/31 (a)	192	194
		1,424
Real Estate 0.0%
Pioneer Opco LLC
Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 05/07/33 (a)	115	115
Vestis Corporation
2024 Term Loan, 5.92%, (3 Month Term SOFR + 2.25%), 02/18/31 (a)	272	267
		382
Total Senior Floating Rate Instruments (cost $60,535)		59,606
COMMON STOCKS 0.0%
Industrials 0.0%
LuxCo 3 (h) (p)	4	81
Financials 0.0%
Stichting Administratiekantoor Unigel Creditors (h) (p)	1	—
Stichting Administratiekantoor Unigel Creditors (h) (p)	—	—
Total Common Stocks (cost $66)		81
OTHER EQUITY INTERESTS 0.0%
Credito Real, S.A.B. De C.V., Sofom, E.N.R. (b) (h) (q)	1,100	6
Total Other Equity Interests (cost $1,064)		6
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 3.53% (r) (s)	19,212	19,212
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 3.63% (r) (s)	6,940	6,940
Total Short Term Investments (cost $26,152)		26,152
Total Investments 99.4% (cost $2,475,921)		2,370,185
Other Derivative Instruments (0.0)%		(1,124)
Other Assets and Liabilities, Net 0.6%		15,098
Total Net Assets 100.0%		2,384,159

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $243,911 and 10.2% of the Fund.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) All or a portion of the security was on loan as of June 30, 2026.

(f) Treasury inflation indexed note, par amount is adjusted for inflation.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Non-income producing security.

(i) As of June 30, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Convertible security.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(n) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(o) This senior floating rate interest will settle after June 30, 2026. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(q) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/DoubleLine Core Fixed Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	18,391	288,282	287,461	371	—	—	19,212	0.8
JNL Government Money Market Fund, 3.63% - Class SL	11,231	45,350	49,641	239	—	—	6,940	0.3
	29,622	333,632	337,102	610	—	—	26,152	1.1

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Acu Petroleo Luxembourg S.a r.l., 7.50%, 07/13/35	04/04/24	868	910	0.1
Adani Electricity Mumbai Limited, 3.95%, 02/12/30	01/10/23	538	565	—
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	03/21/25	340	366	—
Adani Energy Solutions Limited, 4.25%, 05/21/36	08/04/23	686	747	—
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	12/17/21	919	882	—
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	03/30/22	235	243	—
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	702	677	—
Adani Ports and Special Economic Zone Limited, 5.00%, 08/02/41	05/28/26	220	220	—
Adani Renewable Energy (RJ) Limited, 4.63%, 10/15/39	05/27/25	453	478	—
Agrosuper S.A., 4.60%, 01/20/32	01/23/26	145	143	—
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	04/11/22	1,230	1,390	0.1
Asian Development Bank, 6.20%, 10/06/26	08/13/25	1,451	1,357	0.1
Assembleia da Republica, 0.48%, 10/18/30	02/09/23	1,259	1,260	0.1
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver, 7.25%, 01/31/41	11/07/24	687	703	—
Banco BBVA Peru S.A., 6.20%, 06/07/34	05/15/26	512	512	—
Banco Davivienda S A, 6.65% (callable at 100, 04/22/31)	05/13/26	184	184	—
Banco Davivienda S A, 8.13%, 07/02/35	03/12/26	310	310	—
Banco de Credito del Peru, 3.25%, 09/30/31	03/11/24	1,749	1,790	0.1
Banco Espirito Santo S.A., 0.00%, 12/29/15	07/10/15	5,090	1,209	0.1
Banco Espirito Santo S.A., 0.00%, 01/21/29	12/09/15	1,852	473	—
Banco Internacional Del Peru S.A.A. – Interbank, 6.40%, 04/30/35	12/17/25	1,087	1,080	0.1
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	200	199	—
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	01/10/19	392	400	—
Banco Santander Chile, 4.55%, 11/20/30	05/11/26	299	295	—
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico, 8.13%, 01/08/39	01/15/25	1,318	1,386	0.1
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.13%, 01/18/33	02/05/26	397	392	—
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.88%, 09/13/34	07/27/23	274	295	—
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	959	996	0.1
BPRL International Singapore PTE. Ltd., 4.38%, 01/18/27	07/03/25	449	449	—
Bundesrepublik Deutschland, 0.00%, 02/15/31	04/13/22	1,852	1,779	0.1
C T Trust, 5.13%, 02/03/32	04/08/26	429	428	—
Cap S.A., 3.90%, 04/27/31	12/13/21	1,298	1,184	0.1
CEMEX S.A.B. de C.V., 7.20% (callable at 100, 06/10/30)	05/20/26	206	208	—
Chile Electricity Lux MPC II S.a r.l., 5.67%, 10/20/35	03/11/26	804	790	—
Chile Electricity Lux MPC S.a r.l., 6.01%, 01/20/33	02/06/25	869	865	—
Commonwealth of Australia, 2.75%, 06/21/35	01/07/26	837	837	—
Corporacion Nacional del Cobre de Chile, 3.00%, 09/30/29	10/29/25	672	661	—
Cosan Overseas Limited, 8.25%	01/26/23	1,397	1,383	0.1
Credito Real, S.A.B. De C.V., Sofom, E.N.R. (callable at 100, 11/29/27)	10/10/18	1,064	6	—
CSN Resources S.A., 5.88%, 04/08/32	08/14/23	1,208	857	—
Empresa Electrica Angamos S.p.A., 4.88%, 05/25/29	05/24/18	338	312	—
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	07/09/25	727	730	—
Estado Espanol, 0.50%, 04/30/30	04/14/21	2,639	2,631	0.1
Federal Government of Nigeria, 7.70%, 02/23/38	05/27/26	465	458	—
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	372	386	—
Frontera Energy Corporation, 7.88%, 06/21/28	03/18/26	395	398	—
GNL Quintero S.A., 4.63%, 07/31/29	11/08/17	1,248	1,233	0.1
Gobierno de la Republica de Costa Rica, 5.63%, 04/30/43	05/27/26	476	482	—
Gobierno de la Republica de Guatemala, 5.38%, 04/24/32	05/27/26	452	451	—
Gobierno de la Republica de Guatemala, 4.65%, 10/07/41	06/02/26	920	916	0.1
Gold Fields Orogen Holding (BVI) Limited, 6.13%, 05/15/29	12/23/24	604	612	—
Government of Ireland, 1.10%, 05/15/29	02/09/23	1,114	1,129	0.1
Government of Morocco, 3.00%, 12/15/32	01/29/25	689	699	—
Government of Morocco, 4.00%, 12/15/50	10/27/25	455	431	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Government of Saudi Arabia, 4.63%, 10/04/47	05/28/26	422	419	—
Guara Norte S.a r.l., 5.20%, 06/15/34	02/05/26	137	136	—
HM Treasury, 4.25%, 03/07/36	09/12/24	1,200	1,144	0.1
Industrial Subordinated Trust 2.0, 6.55%, 04/15/36	05/13/26	304	304	—
Industrias Penoles, S.A.B. de C.V., 4.75%, 08/06/50	06/18/26	455	452	—
Inter-American Development Bank, 7.00%, 01/25/29	08/13/25	1,375	1,256	0.1
Inversiones CMPC S.A., 6.70%, 12/09/57	04/01/26	497	491	—
JSW Energy Limited, 4.13%, 05/18/31	11/08/23	1,183	1,197	0.1
JSW Infrastructure Limited, 4.95%, 01/21/29	08/12/24	880	891	0.1
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	10/24/17	2,391	2,384	0.1
Lima Metro Line 2 Finance Limited, 4.35%, 04/05/36	05/06/24	711	735	—
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	05/29/26	446	446	—
Marcobre S.A.C., 5.75%, 01/22/36	05/18/26	295	296	—
Marfrig Holdings (Europe) B.V., 3.95%, 01/29/31	12/19/25	904	881	—
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28	10/30/24	400	402	—
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	05/25/22	473	487	—
Millicom International Cellular S.A., 5.13%, 01/15/28	06/14/23	523	535	—
Millicom International Cellular S.A., 6.25%, 03/25/29	04/10/23	599	629	—
Millicom International Cellular S.A., 4.50%, 04/27/31	07/07/25	186	186	—
Minejesa Capital B.V., 5.63%, 08/10/37	05/29/26	674	664	—
Minerva Luxembourg S.A., 8.88%, 09/13/33	05/04/26	424	414	—
Minsur S.A., 4.50%, 10/28/31	03/12/24	1,304	1,338	0.1
MISC Capital Two (Labuan) Limited, 3.75%, 04/06/27	10/29/25	697	695	—
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	682	704	—
MV24 Capital B.V., 6.75%, 06/01/34	01/18/23	1,146	1,206	0.1
Nexa Resources S.A., 6.50%, 01/18/28	08/12/25	203	202	—
Nexa Resources S.A., 6.60%, 04/08/37	06/18/26	469	467	—
OCP S.A., 6.75%, 05/02/34	01/29/25	1,118	1,157	0.1
Orbia Advance Corporation, S.A.B. de C.V., 5.88%, 09/17/44	11/03/25	451	439	—
Oversea-Chinese Banking Corporation Limited, 4.60%, 06/15/32	09/17/25	903	899	0.1
Oversea-Chinese Banking Corporation Limited, 4.55%, 09/08/35	01/22/26	795	786	—
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer, 3.25%, 03/22/28	12/05/24	911	914	0.1
PERU LNG, 5.38%, 03/22/30	06/04/25	900	909	0.1
PETRONAS Capital Limited, 5.34%, 04/03/35	06/18/26	462	461	—
Presidencia de la Republica Dominicana, 4.50%, 01/30/30	05/21/26	432	435	—
Presidencia de la Republica Dominicana, 5.75%, 03/17/34	04/17/26	148	148	—
Presidencia de la Republica Dominicana, 6.15%, 05/17/38	05/26/26	439	448	—
Prumo Participacoes E Investimentos S.A., 7.50%, 12/31/31	02/06/24	1,561	1,599	0.1
PT. Indofood CBP Sukses Makmur, 3.40%, 06/09/31	02/19/26	468	458	—
PT. Pertamina (Persero), 2.30%, 02/09/31	05/11/26	358	352	—
PT. Pertamina (Persero), 5.63%, 05/20/43	06/18/26	468	469	—
PT. Perusahaan Listrik Negara, 3.88%, 07/17/29	05/11/26	194	193	—
PT. Perusahaan Listrik Negara, 5.25%, 10/24/42	06/18/26	443	445	—
Republique Francaise Presidence, 0.50%, 05/25/29	06/02/20	880	889	0.1
Republique Francaise Presidence, 0.70%, 07/25/30	03/12/25	776	808	—
Republique Francaise Presidence, 1.50%, 05/25/31	04/12/21	1,814	1,675	0.1
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	11/30/22	1,062	1,120	0.1
Sandor-Palota, 5.50%, 03/26/36	04/17/26	915	901	0.1
Service Public Federal Chancellerie Du Premier Ministre, 0.90%, 06/22/29	08/03/23	300	315	—
Simpar Europe, 5.20%, 01/26/31	03/31/22	535	502	—
South Africa, Republic of, 6.13%, 12/11/37	05/21/26	914	932	0.1
Star Energy Geothermal Wayang Windu Ltd, 6.75%, 04/24/33	01/27/26	924	915	0.1
Tecila Sociedad Anonima, 7.00%, 09/30/33	04/27/26	301	304	—
TermoCandelaria Power S.A., 7.75%, 09/17/31	04/15/26	411	413	—
Thailand, Kingdom of, 1.59%, 12/17/35	08/13/25	1,696	1,557	0.1
Tierra Mojada Luxembourg II S.a r.l., 5.75%, 12/01/40	11/13/24	458	475	—
Unigel Luxembourg S.A., 13.50%, 12/31/27	02/11/25	62	5	—
Unigel Luxembourg S.A., 11.00%, 12/31/28	02/11/25	120	2	—
Unigel Oldco Bv, 0.00%, 12/31/44	02/11/25	26	—	—
United Overseas Bank Limited, 2.00%, 10/14/31	02/22/23	798	841	—
United Overseas Bank Limited, 3.86%, 10/07/32	03/18/26	496	493	—
Vale Overseas Ltd, 6.00%, 02/25/56	04/01/26	701	700	—
Yinson Bergenia Production B.V., 8.50%, 01/31/45	05/18/26	581	580	—
		89,136	82,277	3.5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/DoubleLine Core Fixed Income Fund —Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Air Comm Corporation, LLC, 2025 Delayed Draw Term Loan, 3 Month Term SOFR + 2.75%	18	—
GC Ferry Acquisition I Inc., Delayed Draw Term Loan, 3 Month Term SOFR + 3.50%	20	—
Pinnacle Buyer LLC, Delayed Draw Term Loan, SOFR + 2.50%	15	—
Pye-Barker Fire & Safety, LLC, 2025 Delayed Draw Term Loan, 3 Month Term SOFR + 2.50%	21	—
Savor Acquisition, Inc., Delayed Draw Term Loan, SOFR + 3.25%	25	—
	99	—

JNL/DoubleLine Core Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	5,550	October 2026	1,144,350	(650)	(313)
United States 5 Year Note	4,045	October 2026	431,524	(758)	1,481
United States Long Bond	1,560	September 2026	173,065	(1,024)	3,996
				(2,432)	5,164
Short Contracts
United States 10 Year Ultra Bond	(1,360)	September 2026	(150,734)	531	(2,224)
United States Ultra Bond	(1,050)	September 2026	(117,962)	787	(4,003)
				1,318	(6,227)

JNL/DoubleLine Core Fixed Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	GSC	07/17/26	BRL	4,500	868	(10)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,121,969	—	1,121,969
Corporate Bonds And Notes	—	610,357	—	610,357
Non-U.S. Government Agency Asset-Backed Securities	—	552,014	—	552,014
Senior Floating Rate Instruments[1]	—	59,101	506	59,607
Common Stocks	—	—	81	81
Other Equity Interests	—	6	—	6
Short Term Investments	26,152	—	—	26,152
	26,152	2,343,447	587	2,370,186
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	5,477	—	—	5,477
	5,477	—	—	5,477
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(6,540)	—	—	(6,540)
Open Forward Foreign Currency Contracts	—	(10)	—	(10)
	(6,540)	(10)	—	(6,550)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 81.0%
Brazil 13.5%
Acu Petroleo Luxembourg S.a r.l.
7.50%, 07/13/35 (a)	3,206	3,294
Cosan Overseas Limited
8.25% (a) (b)	6,800	6,718
CSN Resources S.A.
5.88%, 04/08/32 (a)	5,000	3,062
FS Luxembourg S.a r.l.
8.13%, 02/11/36 (c)	1,350	1,226
Guara Norte S.a r.l.
5.20%, 06/15/34 (a)	211	204
J&F Luxembourg Finance S.a r.l.
8.50%, 12/01/32 (c)	1,200	1,199
Marfrig Holdings (Europe) B.V.
3.95%, 01/29/31 (a)	3,700	3,261
Minerva Luxembourg S.A.
8.88%, 09/13/33 (a)	2,100	2,173
MV24 Capital B.V.
6.75%, 06/01/34 (a)	4,705	4,690
Nexa Resources S.A.
6.60%, 04/08/37 (a)	1,600	1,661
Prumo Participacoes E Investimentos S.A.
7.50%, 12/31/31 (a)	4,903	4,998
Simpar Europe
5.20%, 01/26/31 (a)	5,000	4,182
Unigel Luxembourg S.A.
13.50%, 12/31/27 (c) (d) (e) (f)	100	8
13.50%, 12/31/27 (a) (d) (e) (f)	140	12
11.00%, 12/31/28 (c) (d) (e) (f)	120	1
11.00%, 12/31/28 (a) (d) (e) (f)	515	5
Vale Overseas Ltd
6.00%, 02/25/56 (a)	2,500	2,498
Vamos Europe S.A.
9.20%, 01/26/31 (c)	2,200	2,100
Yinson Bergenia Production B.V.
8.50%, 01/31/45 (a)	2,072	2,216
8.50%, 01/31/45 (c)	1,085	1,161
		44,669
Peru 11.3%
Banco BBVA Peru S.A.
6.20%, 06/07/34 (a)	1,450	1,484
Banco de Credito del Peru
3.25%, 09/30/31 (a)	6,700	6,663
Banco Internacional Del Peru S.A.A. – Interbank
4.80%, 07/15/31 (c)	2,700	2,656
6.40%, 04/30/35 (a)	4,100	4,216
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (a)	2,550	2,607
4.35%, 04/05/36 (a)	4,267	4,061
Marcobre S.A.C.
5.75%, 01/22/36 (a)	600	591
5.75%, 01/22/36 (c)	400	394
Minsur S.A.
4.50%, 10/28/31 (a)	5,100	4,874
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (a)	3,450	3,318
PERU LNG
5.38%, 03/22/30 (a)	3,434	3,343
Scotiabank Peru S.A.A.
6.10%, 10/01/35 (a)	500	513
6.10%, 10/01/35 (c)	300	308
Volcan Compania Minera S.A.A.
8.50%, 10/28/32 (c)	2,100	2,165
		37,193
Mexico 11.2%
Alpha Holding, S.A. de C.V
0.00%, 12/31/27 (c) (d) (e)	292	9
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (a)	1,387	1,407
7.25%, 01/31/41 (c)	2,972	3,015
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (100, 01/10/28) (a) (b)	2,400	2,400
8.38%, (100, 05/20/31) (a) (b)	400	409
8.38%, (100, 05/20/31) (b) (c)	2,100	2,147
Banco Nacional De Mexico, S.A., Integrante Del Grupo Financiero Banamex
6.70%, 08/07/36 (c)	5,050	4,981
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
8.13%, 01/08/39 (a) (g)	3,300	3,518
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.13%, 01/18/33 (a)	1,800	1,762
5.88%, 09/13/34 (a)	1,700	1,674
Buffalo Energy Mexico Holdings, S.A. de C.V.
7.88%, 02/15/39 (a)	446	471
7.88%, 02/15/39 (c)	297	314
CEMEX S.A.B. de C.V.
7.20%, (100, 06/10/30) (a) (b)	400	416
7.20%, (100, 06/10/30) (b) (c)	800	833
Comision Federal De Electricidad, E.P.E.
6.45%, 01/24/35 (a)	1,350	1,350
6.45%, 01/24/35 (c)	1,150	1,150
Esentia Energy Development SAB DE CV
6.13%, 07/30/33 (c)	2,100	2,094
6.50%, 07/30/38 (c)	1,150	1,131
Industrias Penoles, S.A.B. de C.V.
4.75%, 08/06/50 (a)	2,000	1,644
Orbia Advance Corporation, S.A.B. de C.V.
5.88%, 09/17/44 (a)	2,000	1,595
Saavi Energia S.a r.l.
8.88%, 02/10/35 (a)	200	219
8.88%, 02/10/35 (c)	1,000	1,094
Southern Copper Corporation
5.25%, 11/08/42	1,150	1,085
Tangerine Pomelo Group, S.A.P.I. De C.V.
0.00%, 07/24/26 (c) (d) (e)	2,400	11
Tierra Mojada Luxembourg II S.a r.l.
5.75%, 12/01/40 (a)	2,371	2,297
		37,026
India 9.3%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (a)	2,000	1,882
3.87%, 07/22/31 (a)	1,800	1,647
Adani Energy Solutions Limited
4.25%, 05/21/36 (a)	4,699	4,254
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (a)	5,070	4,714
3.00%, 02/16/31 (c)	584	543
Adani Ports and Special Economic Zone Limited
4.38%, 07/03/29 (a)	800	777
3.10%, 02/02/31 (a)	2,800	2,526
5.00%, 08/02/41 (a)	950	837
Adani Renewable Energy (RJ) Limited
4.63%, 10/15/39 (a)	1,776	1,504
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (a)	1,650	1,646
JSW Energy Limited
4.13%, 05/18/31 (a)	4,675	4,349
JSW Hydro Energy Limited
4.13%, 05/18/31 (c)	1,084	1,008
JSW Infrastructure Limited
4.95%, 01/21/29 (a)	3,350	3,318
Vedanta Resources Finance II PLC
7.00%, 07/13/32 (c)	1,700	1,696
		30,701
Chile 9.2%
Agrosuper S.A.
4.60%, 01/20/32 (a)	450	429
Antofagasta PLC
5.63%, 05/13/32 (a)	2,700	2,763

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Banco Santander Chile
4.55%, 11/20/30 (a)	1,100	1,083
4.55%, 11/20/30 (c)	1,450	1,428
Cap S.A.
3.90%, 04/27/31 (a)	4,950	4,186
3.90%, 04/27/31 (c)	2,250	1,903
Chile Electricity Lux MPC II S.a r.l.
5.67%, 10/20/35 (a)	3,786	3,854
5.67%, 10/20/35 (c)	1,191	1,212
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (a)	3,268	3,372
Chile Electricity PEC SpA
0.00%, 01/25/28 (a) (h)	518	477
0.00%, 01/25/28 (c) (h)	3,479	3,203
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (a)	3,050	2,879
Empresa Electrica Angamos S.p.A.
4.88%, 05/25/29 (a)	703	648
GNL Quintero S.A.
4.63%, 07/31/29 (a)	408	407
Inversiones CMPC S.A.
6.70%, 12/09/57 (a)	1,800	1,769
6.70%, 12/09/57 (c)	700	688
		30,301
Colombia 6.8%
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (a)	6,000	5,558
5.75%, 06/15/33 (c)	1,350	1,251
Aris Mining Corporation
8.00%, 10/31/29 (c)	1,200	1,248
Banco Davivienda S A
6.65%, (100, 04/22/31) (b) (c)	2,000	1,839
8.13%, 07/02/35 (a)	900	931
8.13%, 07/02/35 (c)	2,200	2,276
Ecopetrol S.A.
5.88%, 11/02/51	3,100	2,481
Empresas Publicas de Medellin E.S.P.
4.38%, 02/15/31 (a)	2,750	2,508
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (a)	1,043	1,082
Frontera Energy Corporation
7.88%, 06/21/28 (a)	1,200	1,195
Parex Resources Inc.
8.50%, 05/11/31 (c) (g)	300	305
TermoCandelaria Power S.A.
7.75%, 09/17/31 (a)	1,600	1,652
		22,326
Indonesia 4.6%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (a)	1,651	1,679
Medco Laurel Tree Pte. Ltd.
6.95%, 11/12/28 (a)	2,300	2,309
Minejesa Capital B.V.
5.63%, 08/10/37 (a)	2,600	2,466
PT. Indofood CBP Sukses Makmur
3.40%, 06/09/31 (a)	1,100	1,007
PT. Pertamina (Persero)
2.30%, 02/09/31 (a)	1,050	925
5.63%, 05/20/43 (a)	1,750	1,641
PT. Perusahaan Listrik Negara
3.88%, 07/17/29 (a)	850	820
5.25%, 10/24/42 (a)	1,300	1,156
Star Energy Geothermal Wayang Windu Ltd
6.75%, 04/24/33 (a)	3,193	3,233
		15,236
Singapore 3.1%
Oversea-Chinese Banking Corporation Limited
4.60%, 06/15/32 (a)	3,300	3,296
4.55%, 09/08/35 (a) (i)	2,100	2,063
United Overseas Bank Limited
2.00%, 10/14/31 (a) (i)	2,100	2,077
3.86%, 10/07/32 (a) (i)	2,900	2,859
		10,295
Paraguay 2.5%
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (a) (h)	4,093	3,356
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (a) (h)	6,427	4,899
		8,255
Argentina 1.3%
Pampa Energia S.A.
7.75%, 11/14/37 (c)	1,650	1,683
Tecila Sociedad Anonima
7.00%, 09/30/33 (a) (j)	1,085	1,100
Vista Energy Argentina S.A.U.
7.88%, 04/08/38 (a)	405	418
7.88%, 04/08/38 (c)	1,195	1,235
		4,436
Dominican Republic 1.3%
AES Espana B.V.
5.70%, 05/04/28 (c)	4,400	4,294
Morocco 1.3%
OCP S.A.
6.75%, 05/02/34 (a)	4,000	4,208
United States of America 1.1%
Millicom International Cellular S.A.
5.13%, 01/15/28 (a)	180	178
6.25%, 03/25/29 (a)	3,420	3,416
4.50%, 04/27/31 (a)	200	186
		3,780
Guatemala 1.1%
C T Trust
5.13%, 02/03/32 (a)	1,500	1,427
Industrial Subordinated Trust 2.0
6.55%, 04/15/36 (a)	1,150	1,164
6.55%, 04/15/36 (c)	1,000	1,012
		3,603
Panama 1.0%
Generadora de Gatun, S.A.
6.87%, 09/30/44 (c)	3,250	3,354
South Africa 0.9%
Gold Fields Orogen Holding (BVI) Limited
6.13%, 05/15/29 (a)	2,300	2,348
Sasol Financing USA LLC
5.50%, 03/18/31	600	557
		2,905
Vietnam 0.8%
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (a)	2,833	2,793
Malaysia 0.7%
MISC Capital Two (Labuan) Limited
3.75%, 04/06/27 (a)	550	546
PETRONAS Capital Limited
5.34%, 04/03/35 (a)	1,600	1,640
		2,186
Jamaica 0.0%
Digicel Group Holdings Limited
0.00%, 12/31/30 (c) (h) (k)	1,124	21
Netherlands 0.0%
Unigel Oldco Bv
0.00%, 12/31/44 (a) (d) (e) (f)	673	—
Total Corporate Bonds And Notes (cost $271,281)		267,582
GOVERNMENT AND AGENCY OBLIGATIONS 16.2%
Mexico 1.9%
Gobierno Federal de los Estados Unidos Mexicanos
4.40%, 02/12/52	6,600	4,712
6.34%, 05/04/53	1,700	1,589
		6,301
Brazil 1.8%
Presidencia da Republica
5.00%, 01/27/45	3,150	2,524

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
4.75%, 01/14/50	4,700	3,490
		6,014
Dominican Republic 1.8%
Presidencia de la Republica Dominicana
4.50%, 01/30/30 (a)	1,750	1,691
5.75%, 03/17/34 (a)	150	148
5.75%, 03/17/34 (c)	2,400	2,370
6.15%, 05/17/38 (a)	1,700	1,692
		5,901
Guatemala 1.5%
Gobierno de la Republica de Guatemala
5.38%, 04/24/32 (a)	1,600	1,604
4.65%, 10/07/41 (a)	3,800	3,315
		4,919
Morocco 1.4%
Government of Morocco
3.00%, 12/15/32 (a)	2,800	2,446
4.00%, 12/15/50 (a)	3,000	2,152
		4,598
Peru 1.1%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.50%, 03/30/36	2,450	2,475
Fondo Mivivienda S.A.
5.40%, 03/31/31 (a)	450	451
5.40%, 03/31/31 (c)	700	702
		3,628
South Africa 1.1%
South Africa, Republic of
6.13%, 12/11/37 (a)	3,500	3,434
Hungary 1.0%
Sandor-Palota
5.50%, 03/26/36 (a)	3,350	3,352
Colombia 0.8%
Departamento Administrativo De La Presidencia De La Republica
4.13%, 05/15/51	4,000	2,750
Poland 0.8%
Urzad Rady Ministrow
5.38%, 04/14/36	2,500	2,516
Chile 0.5%
Presidencia de la Republica de Chile
3.10%, 05/07/41	2,300	1,757
Costa Rica 0.5%
Gobierno de la Republica de Costa Rica
5.63%, 04/30/43 (a)	1,800	1,737
Nigeria 0.5%
Federal Government of Nigeria
7.70%, 02/23/38 (a)	1,650	1,681
Panama 0.5%
Government of the Republic of Panama
5.66%, 02/23/38	1,650	1,650
Trinidad and Tobago 0.5%
Government of the Republic of Trinidad and Tobago
6.50%, 01/28/36 (c)	1,600	1,648
Saudi Arabia 0.5%
Government of Saudi Arabia
4.63%, 10/04/47 (a)	1,850	1,549
Total Government And Agency Obligations (cost $55,845)		53,435
OTHER EQUITY INTERESTS 0.0%
Mexico 0.0%
Credito Real, S.A.B. De C.V., Sofom, E.N.R. (a) (d) (l)	3,200	16
Total Other Equity Interests (cost $3,123)		16
COMMON STOCKS 0.0%
United States of America 0.0%
New Cotai LLC (d) (k)	—	—
Netherlands 0.0%
Stichting Administratiekantoor Unigel Creditors (d) (k)	2	—
Stichting Administratiekantoor Unigel Creditors (d) (k)	1	—
Total Common Stocks (cost $0)		—
SHORT TERM INVESTMENTS 2.2%
Investment Companies 2.0%
JNL Government Money Market Fund - Class I, 3.53% (m) (n)	6,553	6,553
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 3.63% (m) (n)	821	821
Total Short Term Investments (cost $7,374)		7,374
Total Investments 99.4% (cost $337,623)		328,407
Other Assets and Liabilities, Net 0.6%		1,956
Total Net Assets 100.0%		330,363

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $62,916 and 19.0% of the Fund.

(d) Non-income producing security.

(e) As of June 30, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) All or a portion of the security was on loan as of June 30, 2026.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) Convertible security.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(l) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/DoubleLine Emerging Markets Fixed Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	16,891	76,573	86,911	111	—	—	6,553	2.0

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/DoubleLine Emerging Markets Fixed Income Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.63% - Class SL	371	22,144	21,694	26	—	—	821	0.2
	17,262	98,717	108,605	137	—	—	7,374	2.2

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Acu Petroleo Luxembourg S.a r.l., 7.50%, 07/13/35	07/10/24	3,107	3,294	1.0
Adani Electricity Mumbai Limited, 3.95%, 02/12/30	02/07/25	1,788	1,882	0.6
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	09/26/23	1,513	1,647	0.5
Adani Energy Solutions Limited, 4.25%, 05/21/36	08/08/23	4,052	4,254	1.3
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	06/09/21	4,925	4,714	1.4
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	03/28/25	743	777	0.2
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	02/07/25	2,408	2,526	0.8
Adani Ports and Special Economic Zone Limited, 5.00%, 08/02/41	05/28/26	838	837	0.3
Adani Renewable Energy (RJ) Limited, 4.63%, 10/15/39	05/27/25	1,458	1,504	0.5
Agrosuper S.A., 4.60%, 01/20/32	01/23/26	434	429	0.1
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	04/12/22	4,856	5,558	1.7
Antofagasta PLC, 5.63%, 05/13/32	01/22/26	2,808	2,763	0.8
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver, 7.25%, 01/31/41	01/21/25	1,362	1,407	0.4
Banco BBVA Peru S.A., 6.20%, 06/07/34	05/15/26	1,486	1,484	0.5
Banco Davivienda S A, 8.13%, 07/02/35	03/12/26	930	931	0.3
Banco de Credito del Peru, 3.25%, 09/30/31	06/24/24	6,547	6,663	2.0
Banco Internacional Del Peru S.A.A. – Interbank, 6.40%, 04/30/35	12/17/25	4,251	4,216	1.3
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	02/20/19	2,374	2,400	0.7
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 8.38% (callable at 100, 05/20/31)	04/21/26	425	409	0.1
Banco Santander Chile, 4.55%, 11/20/30	05/11/26	1,095	1,083	0.3
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico, 8.13%, 01/08/39	01/22/25	3,423	3,518	1.1
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.13%, 01/18/33	01/28/26	1,788	1,762	0.5
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.88%, 09/13/34	07/10/24	1,666	1,674	0.5
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	3,185	3,356	1.0
BPRL International Singapore PTE. Ltd., 4.38%, 01/18/27	07/09/25	1,647	1,646	0.5
Buffalo Energy Mexico Holdings, S.A. de C.V., 7.88%, 02/15/39	06/18/26	472	471	0.1
C T Trust, 5.13%, 02/03/32	04/01/26	1,427	1,427	0.4
Cap S.A., 3.90%, 04/27/31	12/14/21	4,298	4,186	1.3
CEMEX S.A.B. de C.V., 7.20% (callable at 100, 06/10/30)	05/20/26	411	416	0.1
Chile Electricity Lux MPC II S.a r.l., 5.67%, 10/20/35	12/19/25	3,925	3,854	1.2
Chile Electricity Lux MPC S.a r.l., 6.01%, 01/20/33	02/05/25	3,407	3,372	1.0
Chile Electricity PEC SpA, 0.00%, 01/25/28	05/23/23	473	477	0.1
Comision Federal De Electricidad, E.P.E., 6.45%, 01/24/35	04/15/26	1,372	1,350	0.4
Corporacion Nacional del Cobre de Chile, 3.00%, 09/30/29	10/29/25	2,927	2,879	0.9
Cosan Overseas Limited, 8.25%	01/24/23	6,796	6,718	2.0
Credito Real, S.A.B. De C.V., Sofom, E.N.R. (callable at 100, 11/29/27)	08/01/18	3,123	16	—
CSN Resources S.A., 5.88%, 04/08/32	08/14/23	4,329	3,062	0.9
Empresa Electrica Angamos S.p.A., 4.88%, 05/25/29	05/24/18	706	648	0.2
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	07/09/25	2,496	2,508	0.8
Federal Government of Nigeria, 7.70%, 02/23/38	05/27/26	1,707	1,681	0.5
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	1,037	1,082	0.3
Fondo Mivivienda S.A., 5.40%, 03/31/31	05/14/26	453	451	0.1
Frontera Energy Corporation, 7.88%, 06/21/28	03/18/26	1,185	1,195	0.4
GNL Quintero S.A., 4.63%, 07/31/29	03/14/25	405	407	0.1
Gobierno de la Republica de Costa Rica, 5.63%, 04/30/43	05/27/26	1,715	1,737	0.5
Gobierno de la Republica de Guatemala, 5.38%, 04/24/32	02/13/25	1,592	1,604	0.5
Gobierno de la Republica de Guatemala, 4.65%, 10/07/41	06/02/26	3,327	3,315	1.0
Gold Fields Orogen Holding (BVI) Limited, 6.13%, 05/15/29	12/09/24	2,320	2,348	0.7
Government of Morocco, 3.00%, 12/15/32	01/29/25	2,425	2,446	0.7
Government of Morocco, 4.00%, 12/15/50	01/21/25	2,197	2,152	0.7
Government of Saudi Arabia, 4.63%, 10/04/47	05/28/26	1,561	1,549	0.5
Guara Norte S.a r.l., 5.20%, 06/15/34	02/05/26	206	204	0.1
Industrial Subordinated Trust 2.0, 6.55%, 04/15/36	04/15/26	1,165	1,164	0.4
Industrias Penoles, S.A.B. de C.V., 4.75%, 08/06/50	06/18/26	1,656	1,644	0.5
Inversiones CMPC S.A., 6.70%, 12/09/57	04/01/26	1,793	1,769	0.5
JSW Energy Limited, 4.13%, 05/18/31	05/20/24	4,296	4,349	1.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
JSW Infrastructure Limited, 4.95%, 01/21/29	08/12/24	3,261	3,318	1.0
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	06/15/23	2,519	2,607	0.8
Lima Metro Line 2 Finance Limited, 4.35%, 04/05/36	07/10/24	3,918	4,061	1.2
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	05/29/26	1,682	1,679	0.5
Marcobre S.A.C., 5.75%, 01/22/36	05/18/26	590	591	0.2
Marfrig Holdings (Europe) B.V., 3.95%, 01/29/31	12/19/25	3,370	3,261	1.0
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28	07/01/24	2,282	2,309	0.7
Millicom International Cellular S.A., 5.13%, 01/15/28	09/17/25	180	178	0.1
Millicom International Cellular S.A., 6.25%, 03/25/29	04/10/23	3,263	3,416	1.0
Millicom International Cellular S.A., 4.50%, 04/27/31	07/07/25	186	186	0.1
Minejesa Capital B.V., 5.63%, 08/10/37	05/29/26	2,504	2,466	0.7
Minerva Luxembourg S.A., 8.88%, 09/13/33	05/04/26	2,229	2,173	0.7
Minsur S.A., 4.50%, 10/28/31	01/15/25	4,777	4,874	1.5
MISC Capital Two (Labuan) Limited, 3.75%, 04/06/27	10/07/25	548	546	0.2
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	2,699	2,793	0.8
MV24 Capital B.V., 6.75%, 06/01/34	01/18/23	4,394	4,690	1.4
Nexa Resources S.A., 6.60%, 04/08/37	06/18/26	1,666	1,661	0.5
OCP S.A., 6.75%, 05/02/34	01/17/25	4,060	4,208	1.3
Orbia Advance Corporation, S.A.B. de C.V., 5.88%, 09/17/44	11/03/25	1,614	1,595	0.5
Oversea-Chinese Banking Corporation Limited, 4.60%, 06/15/32	09/17/25	3,309	3,296	1.0
Oversea-Chinese Banking Corporation Limited, 4.55%, 09/08/35	01/22/26	2,087	2,063	0.6
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer, 3.25%, 03/22/28	12/05/24	3,374	3,318	1.0
PERU LNG, 5.38%, 03/22/30	06/04/25	3,324	3,343	1.0
PETRONAS Capital Limited, 5.34%, 04/03/35	06/18/26	1,642	1,640	0.5
Presidencia de la Republica Dominicana, 4.50%, 01/30/30	07/10/25	1,683	1,691	0.5
Presidencia de la Republica Dominicana, 5.75%, 03/17/34	04/17/26	148	148	—
Presidencia de la Republica Dominicana, 6.15%, 05/17/38	05/26/26	1,659	1,692	0.5
Prumo Participacoes E Investimentos S.A., 7.50%, 12/31/31	02/02/24	4,877	4,998	1.5
PT. Indofood CBP Sukses Makmur, 3.40%, 06/09/31	02/19/26	1,030	1,007	0.3
PT. Pertamina (Persero), 2.30%, 02/09/31	01/22/26	940	925	0.3
PT. Pertamina (Persero), 5.63%, 05/20/43	06/18/26	1,638	1,641	0.5
PT. Perusahaan Listrik Negara, 3.88%, 07/17/29	12/19/25	833	820	0.2
PT. Perusahaan Listrik Negara, 5.25%, 10/24/42	06/18/26	1,153	1,156	0.4
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	02/15/23	4,682	4,899	1.5
Saavi Energia S.a r.l., 8.88%, 02/10/35	06/03/26	217	219	0.1
Sandor-Palota, 5.50%, 03/26/36	04/17/26	3,405	3,352	1.0
Scotiabank Peru S.A.A., 6.10%, 10/01/35	05/11/26	513	513	0.2
Simpar Europe, 5.20%, 01/26/31	05/04/22	4,375	4,182	1.3
South Africa, Republic of, 6.13%, 12/11/37	05/21/26	3,369	3,434	1.0
Star Energy Geothermal Wayang Windu Ltd, 6.75%, 04/24/33	01/26/26	3,266	3,233	1.0
Tecila Sociedad Anonima, 7.00%, 09/30/33	04/27/26	1,087	1,100	0.3
TermoCandelaria Power S.A., 7.75%, 09/17/31	04/15/26	1,644	1,652	0.5
Tierra Mojada Luxembourg II S.a r.l., 5.75%, 12/01/40	03/18/24	2,259	2,297	0.7
Unigel Luxembourg S.A., 13.50%, 12/31/27	02/11/25	140	12	—
Unigel Luxembourg S.A., 11.00%, 12/31/28	02/11/25	269	5	—
Unigel Oldco Bv, 0.00%, 12/31/44	02/11/25	58	—	—
United Overseas Bank Limited, 2.00%, 10/14/31	05/21/25	2,058	2,077	0.6
United Overseas Bank Limited, 3.86%, 10/07/32	03/18/26	2,878	2,859	0.9
Vale Overseas Ltd, 6.00%, 02/25/56	04/01/26	2,508	2,498	0.8
Vista Energy Argentina S.A.U., 7.88%, 04/08/38	06/17/26	424	418	0.1
Yinson Bergenia Production B.V., 8.50%, 01/31/45	01/28/26	2,223	2,216	0.7
		233,125	230,531	69.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	267,561	21	267,582
Government And Agency Obligations	—	53,435	—	53,435
Other Equity Interests	—	16	—	16
Common Stocks	—	—	—	—
Short Term Investments	7,374	—	—	7,374
	7,374	321,012	21	328,407

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 49.9%
1211 Avenue of The Americas
Series 2015-A1A2-1211, REMIC, 3.90%, 08/10/35	900	873
280 Park Avenue 2017-280P Mortgage Trust
Series 2017-A-280P, REMIC, 4.79%, (1 Month Term SOFR + 1.18%), 09/15/34 (a) (b)	2,320	2,317
ACORE 2026-FL1 Issuer, LLC
Series 2026-A-FL1, 5.09%, (1 Month Term SOFR + 1.45%), 08/20/30 (a) (b)	2,420	2,423
ACRA 2026-NQM1
Series 2026-A1-NQM1, 5.57%, 06/25/66 (a)	3,500	3,499
ACREC 2025-Fl3 LLC
Series 2025-A-FL3, 4.95%, (1 Month Term SOFR + 1.31%), 08/18/42 (a)	2,300	2,301
ACREC 2026-FL4 LLC
Series 2026-A-FL4, REMIC, 5.14%, (1 Month Term SOFR + 1.50%), 01/18/43 (a) (b)	2,090	2,095
ACRES 2025-FL3, LLC
Series 2025-A-FL3, REMIC, 5.26%, (1 Month Term SOFR + 1.62%), 08/18/40 (a)	2,639	2,648
Affirm Asset Securitization Trust 2024-B
Series 2024-B-B, 4.88%, 04/15/27	3,000	3,002
Affirm Asset Securitization Trust 2025-X2
Series 2025-A-X2, 4.45%, 12/15/26	1,379	1,380
Affirm Master Trust
Series 2025-B-1A, 5.13%, 02/15/33	1,500	1,501
Series 2025-C-1A, 5.28%, 02/15/33	1,100	1,101
AJAX Mortgage Loan Trust 2021-C
Series 2021-A-C, 6.12%, 01/25/61 (b)	619	619
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	2,000	1,994
Alternative Loan Trust 2006-19CB
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	727	368
Alternative Loan Trust 2006-29T1
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	644	340
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 4.02%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (b) (c)	666	648
Alternative Loan Trust 2007-12T1
Series 2007-A6-12T1, REMIC, 6.00%, 06/25/37	4,215	1,710
Alternative Loan Trust 2007-23CB
Series 2007-A5-23CB, REMIC, 6.50%, 09/25/37	5,397	2,472
American Home Mortgage Investment Trust 2004-3
Series 2004-M1-2, REMIC, 4.19%, (1 Month Term SOFR + 1.01%), 02/25/44 (a) (b) (c)	1,593	1,546
Americredit Automobile Receivables Trust 2026-1
Series 2026-A1-1, 3.99%, 03/18/27	1,249	1,249
Series 2026-A2-1, 4.03%, 04/18/29	1,200	1,198
Angel Oak Mortgage Trust 2020-6
Series 2020-A3-6, REMIC, 1.78%, 05/25/65	410	384
Angel Oak Mortgage Trust 2021-7
Series 2021-A1-7, REMIC, 1.98%, 10/25/66	2,575	2,249
Apidos CLO XLIII Ltd
Series 2022-A1R-39A, 4.90%, (3 Month Term SOFR + 1.23%), 10/21/38 (a)	3,500	3,503
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Interest Only, Series 2020-XA-MF1, REMIC, 0.92%, 05/15/53 (a)	23,401	672
Arbor Multifamily Mortgage Securities Trust 2021-Mf2
Interest Only, Series 2021-XA-MF2, REMIC, 1.08%, 06/15/54 (a)	50,146	1,953
Arbor Realty Commercial Real Estate Notes 2025-FL1, LLC
Series 2025-A-FL1, 4.99%, (1 Month Term SOFR + 1.35%), 02/20/29 (a)	1,850	1,853
ARDN 2025-ARCP Mortgage Trust
Series 2025-A-ARCP, REMIC, 5.41%, (1 Month Term SOFR + 1.75%), 06/15/27 (a)	1,610	1,611
AREIT 2025-CRE10 LTD
Series 2025-A-CRE10, 5.02%, (1 Month Term SOFR + 1.38%), 07/19/38 (a)	3,450	3,453
AREIT 2025-CRE11 Ltd
Series 2025-A-CRE11, 5.19%, (1 Month Term SOFR + 1.55%), 07/20/43 (a) (b)	2,110	2,119
ARES Commercial Mortgage Trust 2026-GCP
Series 2026-B-GCP, 5.13%, (1 Month Term SOFR + 1.50%), 02/15/28 (a)	1,400	1,400
Argentina, Republic of
Series 2022-A-CRE6, 4.85%, (SOFR 30-Day Average + 1.25%), 01/21/37 (a)	271	271
Arroyo Mortgage Trust 2019-3
Series 2019-A3-3, REMIC, 3.42%, 10/25/48 (a)	481	464
Atlas Senior Loan Fund XVI, Ltd.
Series 2018-B-11A, 5.58%, (3 Month Term SOFR + 1.91%), 07/28/31 (a) (d)	1,903	1,905
AutoNation Finance Trust 2026-1
Series 2026-A2-1A, 3.95%, 01/11/29	1,906	1,903
Avant Credit Card Master Trust
Series 2025-A-1A, 4.89%, 04/15/31	3,750	3,714
Avant Loans Funding Trust 2024-REV1
Series 2024-A-REV1, 5.92%, 10/15/33	3,500	3,517
Avant Loans Funding Trust 2025-REV1
Series 2025-B-REV1, 5.42%, 05/15/34	1,600	1,601
Banc of America Alternative Loan Trust 2006-3
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	203	178
Banc of America Funding 2006-D Trust
Series 2006-A1-D, REMIC, 3.83%, 05/20/36 (a)	1,544	1,314
Bank 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.32%, 05/17/50 (a)	12,273	87
Bank 2021-BNK36
Interest Only, Series 2021-XA-BN36, REMIC, 0.86%, 09/17/64 (a)	74,411	2,077
Bank5 2023-5YR2
Series 2023-A3-5YR2, REMIC, 6.66%, 06/16/28 (a)	2,655	2,728
Bank5 2024-5YR10
Series 2024-AS-5YR10, REMIC, 5.64%, 10/17/29	2,407	2,438
Bank5 2025-5YR13
Interest Only, Series 2025-XA-5YR13, REMIC, 1.06%, 01/15/58 (a)	21,113	691
Battalion CLO XX Ltd.
Series 2021-AR-20A, 4.89%, (3 Month Term SOFR + 1.22%), 04/15/38 (a)	1,500	1,499
Battalion CLO XXIII Ltd.
Series 2022-A1R-23A, 5.09%, (3 Month Term SOFR + 1.42%), 10/15/37 (a)	5,000	5,007
BBCMS 2019-BWAY Mortgage Trust
Series 2019-E-BWAY, REMIC, 6.59%, (1 Month Term SOFR + 2.96%), 11/15/34 (a)	2,715	14
BBCMS Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.43%, 02/17/50 (a)	16,392	33
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XB-C10, REMIC, 0.99%, 07/17/54 (a)	26,096	1,080
Interest Only, Series 2021-XD-C10, REMIC, 1.66%, 07/17/54 (a)	16,250	1,097
BBCMS Mortgage Trust 2024-5C29
Series 2024-AS-5C29, REMIC, 5.63%, 09/17/29	2,638	2,660
BBCMS Mortgage Trust 2025-5C34
Interest Only, Series 2025-XA-5C34, REMIC, 1.17%, 05/15/58 (a)	23,079	941
BBCMS Mortgage Trust 2025-C32
Interest Only, Series 2025-XA-C32, REMIC, 1.12%, 02/17/62 (a)	26,284	2,006
BDS 2024-FL13 LLC
Series 2024-A-FL13, 5.22%, (1 Month Term SOFR + 1.58%), 06/19/29 (a) (b)	3,411	3,417
BDS 2025-FL15 LLC
Series 2025-A-FL15, 5.04%, (1 Month Term SOFR + 1.40%), 08/19/30 (a) (b)	2,550	2,556

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
BDS 2025-FL16 LLC
Series 2025-A-FL16, 5.04%, (1 Month Term SOFR + 1.40%), 06/22/43 (a) (b)	1,930	1,935
BDS 2026-FL17 LLC
Series 2026-A-FL17, 4.99%, (1 Month Term SOFR + 1.35%), 05/19/43 (a) (b)	2,660	2,664
Bear Stearns ARM Trust 2007-1
Series 2007-4A1-1, REMIC, 6.12%, 02/25/47 (a)	5,633	4,679
Benchmark 2019-B14 Mortgage Trust
Series 2019-A2-B14, REMIC, 2.91%, 12/15/62	1,679	1,601
Benchmark 2020-B22 Mortgage Trust
Interest Only, Series 2020-XA-B22, REMIC, 1.49%, 01/16/54 (a)	29,984	1,615
Benchmark 2025-V17 Mortgage Trust
Interest Only, Series 2025-XA-V17, REMIC, 1.73%, 09/17/58 (a)	28,260	1,534
Benchmark 2026-B42 Mortgage Trust
Series 2026-A1-B42, REMIC, 4.22%, 05/15/29	1,458	1,442
Benchmark 2026-B43 Mortgage Trust
Series 2026-A1-B43, REMIC, 4.65%, 05/16/31	881	875
Benchmark 2026-V20 Mortgage Trust
Interest Only, Series 2026-XA-V20, REMIC, 1.22%, 02/18/59 (a)	52,457	2,575
Benefit Street Partners CLO 46 Ltd
Series 2025-A-46A, 4.88%, (3 Month Term SOFR + 1.21%), 01/25/39 (a)	5,000	5,000
Benefit Street Partners CLO XXXII, Ltd.
Series 2023-AR-32A, 4.88%, (3 Month Term SOFR + 1.21%), 10/25/38 (a)	2,500	2,505
Benefit Street Partners CLO XXXVII Ltd
Series 2024-A-37A, 5.02%, (3 Month Term SOFR + 1.35%), 01/25/38 (a)	2,000	2,004
BMO 2025-5C12 Mortgage Trust
Interest Only, Series 2025-XA-5C12, REMIC, 1.44%, 10/15/58 (a)	43,843	2,325
BRAVO Residential Funding Trust 2026-NQM4
Series 2026-A1-NQM4, REMIC, 5.18%, 03/25/30 (a) (b)	3,894	3,876
BRSP 2026-Fl3 Ltd
Series 2026-A-FL3, 5.09%, (1 Month Term SOFR + 1.45%), 01/17/31 (a) (b)	2,830	2,834
BRSP Ltd
Series 2024-A-FL2, 5.58%, (1 Month Term SOFR + 1.95%), 08/19/27 (a)	3,078	3,081
BSPRT 2023-FL10 Issuer LLC
Series 2023-AS-FL10, 6.48%, (1 Month Term SOFR + 2.86%), 09/17/35 (a) (b)	3,710	3,713
BSPRT 2026-FL13 Issuer, LLC
Series 2026-A-FL13, 5.14%, (1 Month Term SOFR + 1.50%), 10/19/43 (a)	2,280	2,284
BX Commercial Mortgage Trust 2018-BIOA
Series 2026-A-ALOHA, REMIC, 4.98%, (1 Month Term SOFR + 1.35%), 04/15/43 (a)	1,370	1,371
BX Commercial Mortgage Trust 2021-ACNT
Series 2021-B-ACNT, REMIC, 4.99%, (1 Month Term SOFR + 1.36%), 11/15/38 (a)	183	183
Series 2021-C-ACNT, REMIC, 5.24%, (1 Month Term SOFR + 1.61%), 11/15/38 (a)	566	566
BX Commercial Mortgage Trust 2022-AHP
Series 2022-AS-AHP, REMIC, 5.12%, (1 Month Term SOFR + 1.49%), 01/17/39 (a)	764	764
BX Commercial Mortgage Trust 2024-AIRC
Series 2024-A-AIRC, REMIC, 5.32%, (1 Month Term SOFR + 1.69%), 08/17/26 (a)	911	914
BX Commercial Mortgage Trust 2024-MDHS
Series 2024-B-MDHS, REMIC, 5.47%, (1 Month Term SOFR + 1.84%), 05/15/29 (a)	508	508
BX Commercial Mortgage Trust 2024-XL5
Series 2024-C-XL5, REMIC, 5.57%, (1 Month Term SOFR + 1.94%), 03/15/29 (a)	475	476
BX Commercial Mortgage Trust 2025-BCAT
Series 2025-A-BCAT, REMIC, 5.01%, (1 Month Term SOFR + 1.38%), 08/16/27 (a)	911	913
BX Commercial Mortgage Trust 2026-CSMO
Series 2026-A-CSMO, REMIC, 5.03%, (1 Month Term SOFR + 1.40%), 02/15/28 (a)	1,410	1,414
BX Commercial Mortgage Trust 2026-XL6
Series 2026-A-XL6, REMIC, 4.83%, (1 Month Term SOFR + 1.20%), 03/15/28 (a)	1,383	1,383
BX Trust 2021-BXMF
Series 2021-A-BXMF, REMIC, 4.38%, (1 Month Term SOFR + 0.75%), 10/15/26 (a)	1,347	1,346
BX Trust 2021-LGCY
Series 2021-B-LGCY, 4.59%, (1 Month Term SOFR + 0.97%), 10/15/36 (a)	973	973
BX Trust 2022-LBA6
Series 2022-C-LBA6, REMIC, 5.23%, (1 Month Term SOFR + 1.60%), 01/18/39 (a)	1,100	1,100
BX Trust 2026-ORBT
Series 2026-A-ORBT, 0.00%, (1 Month Term SOFR + 1.35%), 07/17/28 (a)	860	860
BXMT 2021-FL4, Ltd.
Series 2021-A-FL4, 4.80%, (1 Month Term SOFR + 1.16%), 05/17/38 (a) (b)	684	684
BXP Trust 2017-GM
Series 2017-B-GM, REMIC, 3.42%, 06/15/27 (a)	1,490	1,477
CAL Funding IV Ltd.
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	1,521	1,460
Captree Park CLO Ltd
Series 2024-A1R-1AR, 4.94%, (3 Month Term SOFR + 0.00%), 07/20/37 (a)	7,500	7,500
Carlyle US CLO 2023-3 Ltd
Series 2023-A1R-3A, 4.90%, (3 Month Term SOFR + 1.23%), 10/15/38 (a)	2,000	2,005
CarMax Auto Owner Trust 2026-1
Series 2026-A3-1, 4.04%, 11/15/29	4,500	4,460
Carrington Mortgage Loan Trust, Series 2006-NC4
Series 2006-A3-NC4, REMIC, 4.36%, (1 Month Term SOFR + 0.27%), 07/25/36 (a) (b) (c)	735	723
Carval CLO X-C Ltd.
Series 2024-A-2A, 5.14%, (3 Month Term SOFR + 1.46%), 07/20/37 (a)	2,000	2,001
Carvana Auto Receivables Trust 2024-P3
Series 2024-A4-P3, 4.31%, 05/10/29	4,100	4,071
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/39 (b)	436	427
CBAM 2017-1 Ltd
Series 2017-AR2-1A, 5.06%, (3 Month Term SOFR + 1.39%), 01/20/38 (a)	5,000	5,011
CBAMR 2017-2 Ltd
Series 2017-A1RR-2A, 4.97%, (3 Month Term SOFR + 1.32%), 04/18/39 (a)	4,500	4,522
CD 2017-CD4 Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.20%, 05/12/50 (a)	12,572	40
Cedar Funding IX CLO Ltd
Series 2018-AR-9A, 5.10%, (3 Month Term SOFR + 1.42%), 07/20/37 (a)	4,000	4,007
CFCRE 2016-C4 Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 0.73%, 05/10/58 (a)	101	—
CFCRE 2016-C7 Mortgage Trust
Series 2016-A3-C7, REMIC, 3.84%, 12/11/26	1,090	1,085
Chase Auto Owner Trust 2024-5
Series 2024-A4-5A, 4.15%, 03/25/30	3,200	3,182
CHL Mortgage Pass-Through Trust 2007-HY3
Series 2007-A19-10, REMIC, 6.00%, 07/25/37	2,815	1,211
CIFC Funding 2020-III Ltd
Series 2020-A1R2-3A, 4.89%, (3 Month Term SOFR + 1.21%), 10/20/38 (a)	10,000	10,012
CIFC Funding 2021-V Ltd
Series 2021-A1R-5A, 4.93%, (3 Month Term SOFR + 1.26%), 01/15/38 (a)	1,500	1,500
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 0.91%, 02/12/49 (a)	586	5
Citigroup Commercial Mortgage Trust 2016-P3
Interest Only, Series 2016-XA-P3, REMIC, 1.28%, 04/16/49 (a)	343	5
Citigroup Commercial Mortgage Trust 2016-P5
Interest Only, Series 2016-XA-P5, REMIC, 1.19%, 10/13/49 (a)	3,813	5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Citigroup Commercial Mortgage Trust 2017-P7
Interest Only, Series 2017-XA-P7, REMIC, 1.10%, 04/15/50 (a)	9,903	33
Citigroup Mortgage Loan Trust 2014-6
Series 2014-2A2-6, REMIC, 4.00%, (1 Month Term SOFR + 0.31%), 04/26/38 (a) (b)	9,422	8,913
Citimortgage Alternative Loan Trust, Series 2006-A3
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	419	394
CMALT (CitiMortgage Alternative Loan Trust), Series 2007-A6
Series 2007-1A16-A6, REMIC, 6.00%, 06/25/37	684	619
COLT 2021-RPL1 Trust
Series 2021-A1-RPL1, REMIC, 1.67%, 09/25/61 (b)	2,366	2,184
COLT 2022-2 Mortgage Loan Trust
Series 2022-A1-2, REMIC, 3.94%, 02/25/67 (a) (b) (c)	2,944	2,810
COLT 2025-11 Mortgage Loan Trust
Series 2026-A1-3, REMIC, 5.12%, 05/25/71 (a) (b)	992	985
COMM 2013-CCRE12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 0.23%, 10/15/46 (a)	1,271	4
COMM 2014-CCRE16 Mortgage Trust
Series 2014-C-CR16, REMIC, 4.73%, 04/12/47 (a)	1,000	960
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 6.10%, (1 Month Term SOFR + 2.47%), 09/15/33 (a)	197	61
COMM 2024-277P Mortgage Trust
Series 2024-A-277P, REMIC, 6.34%, 08/10/29	1,404	1,453
Commonbond Student Loan Trust 2016-A
Series 2016-A1-A, REMIC, 3.32%, 05/25/40	124	120
Compass Datacenters Issuer II, LLC
Series 2024-A1-1A, 5.25%, 02/26/29	5,500	5,508
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	358	207
Crown City CLO
Series 2021-A1A-1A, 5.11%, (3 Month Term SOFR + 1.43%), 07/20/34 (a)	3,000	3,000
CSMC 2020-SPT1 Trust
Series 2020-A3-SPT1, REMIC, 3.73%, 04/25/65 (a) (b)	209	208
CWMBS, Inc.
Series 2006-A1-OA2, REMIC, 3.72%, (1 Month Term SOFR + 0.53%), 05/20/46 (a) (b) (c)	1,215	1,082
CyrusOne Data Centers Issuer I LLC
Series 2024-A2-2A, 4.50%, 05/20/29	1,200	1,163
D2 Multifamily Credit 2026-FL1 Issuer, Ltd.
Series 2026-A-FL1, REMIC, 5.09%, (1 Month Term SOFR + 1.45%), 11/20/43 (a) (b)	2,370	2,375
DBGS 2021-W52 Mortgage Trust
Series 2021-A-W52, REMIC, 5.13%, (1 Month Term SOFR + 1.51%), 10/17/39 (a)	910	910
DBJPM 2016-C1 Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 0.97%, 05/12/49 (a)	603	3
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 2.81%, (1 Month Term SOFR + 0.41%), 09/25/47 (a) (b) (c)	710	616
Domino's Pizza, Inc.
Series 2017-A23-1A, 4.12%, 07/26/27	1,880	1,867
EFMT 2026-NQM1
Series 2026-A2-NQM1, REMIC, 5.06%, 02/25/71 (b)	2,879	2,847
Series 2026-A3-NQM1, REMIC, 5.11%, 02/25/71 (b)	2,879	2,841
Eldridge CLO 2025-1 Ltd
Series 2025-A1-1A, 5.01%, (3 Month Term SOFR + 1.33%), 10/20/38 (a)	3,500	3,506
Elmwood CLO II Ltd
Series 2019-A1RR-2A, 5.03%, (3 Month Term SOFR + 1.35%), 10/20/37 (a)	5,000	5,005
Extended Stay America Trust 2026-ESH2
Series 2026-A-ESH2, REMIC, 4.83%, (1 Month Term SOFR + 1.20%), 02/15/43 (a)	1,330	1,332
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2005-A6M-FF10, REMIC, 3.82%, (1 Month Term SOFR + 0.81%), 11/25/35 (a) (b) (c)	751	706
Foundation Finance Trust 2025-3
Series 2025-B-3A, REMIC, 4.87%, 08/15/52	2,000	1,980
FS Commercial Mortgage Trust 2026-PALM
Series 2026-A-PALM, REMIC, 0.00%, (1 Month Term SOFR + 1.40%), 07/15/31 (a)	860	856
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 4.97%, (1 Month Term SOFR + 1.58%), 05/18/38 (a) (b)	740	740
FS Rialto 2021-FL3 Issuer, Ltd.
Series 2021-A-FL3, 5.00%, (1 Month Term SOFR + 1.36%), 11/18/36 (a)	1,828	1,829
FS Rialto 2026-FL11 Issuer, LLC
Series 2026-A-FL11, 5.09%, (1 Month Term SOFR + 1.45%), 01/19/44 (a) (b)	2,700	2,708
FS Trust 2026-HULA
Series 2026-A-HULA, REMIC, 5.08%, (1 Month Term SOFR + 1.45%), 03/15/28 (a)	1,390	1,393
GCAT 2021-NQM4 TRUST
Series 2021-A3-NQM4, REMIC, 1.56%, 08/25/66 (a)	2,480	2,073
GCAT 2025-NQM1 Trust
Series 2025-A1-NQM1, REMIC, 5.37%, 11/25/69 (b)	6,462	6,459
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	730	701
GLS Auto Select Receivables Trust 2024-4
Series 2024-B-4A, 4.50%, 11/15/30	3,000	2,997
GPMT 2021-FL4 Ltd
Series 2021-A-FL4, 5.10%, (1 Month Term SOFR + 1.46%), 12/22/36 (a)	1,532	1,533
Great Wolf Trust 2024-WOLF
Series 2024-A-WOLF, REMIC, 5.17%, (1 Month Term SOFR + 1.54%), 03/15/29 (a)	1,860	1,863
GreenSky Home Improvement Issuer Trust 2025-1
Series 2025-A4-1A, 5.22%, 03/25/60	643	646
GreenSky Home Improvement Issuer Trust 2025-2
Series 2025-A4-2A, 4.89%, 06/25/60	456	452
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-G-RIVR, REMIC, 6.52%, (1 Month Term SOFR + 2.90%), 07/16/35 (a) (b)	2,000	2
GS Mortgage Securities Trust 2017-GS6
Interest Only, Series 2017-XA-GS6, REMIC, 1.00%, 05/12/50 (a)	19,129	113
GS Mortgage Securities Trust 2017-GS8
Interest Only, Series 2017-XA-GS8, REMIC, 0.92%, 11/11/50 (a)	27,724	268
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.65%, 12/12/53 (a)	26,779	1,447
GS Mortgage-Backed Securities Trust 2025-NQM5
Series 2025-A3-NQM5, REMIC, 5.42%, 11/25/55 (b)	1,599	1,586
GS Mortgage-Backed Securities Trust 2026-NQM2
Series 2026-A2-NQM2, REMIC, 5.19%, 02/25/30 (b)	920	910
Series 2026-A3-NQM2, REMIC, 5.34%, 02/25/30 (b)	920	910
HarborView Mortgage Loan Trust, 2006-11
Series 2006-A1A-11, REMIC, 3.26%, (1 Month Term SOFR + 0.45%), 12/19/36 (a) (b) (c)	3,212	2,960
Highbridge Loan Management 3-2014
Series 3A-CR-2014, 7.54%, (3 Month Term SOFR + 3.86%), 07/18/29 (a)	1,231	1,234
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (b) (d)	2,438	2,367
INCREF 2026-FL2 LLC
Series 2026-A-FL2, 5.09%, (1 Month Term SOFR + 1.45%), 12/21/43 (a) (b)	2,560	2,563

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
IndyMac MBS, Inc.
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,098	368
J.P. Morgan Mortgage Trust
Series 2025-A3-NQM4, REMIC, 5.26%, 10/25/29 (b)	1,669	1,656
J.P. Morgan Mortgage Trust 2025-NQM2
Series 2025-A2-NQM2, REMIC, 5.77%, 05/25/29 (b)	1,511	1,513
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27	1,718	1,713
JPMBB Commercial Mortgage Securities Trust 2015-C31
Interest Only, Series 2015-XA-C32, REMIC, 0.98%, 11/18/48 (a)	2,523	7
JPMCC Commercial Mortgage Securities Trust 2015-JP1
Interest Only, Series 2015-XA-JP1, REMIC, 0.71%, 01/15/49 (a)	414	6
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Interest Only, Series 2016-XA-JP4, REMIC, 0.64%, 12/17/49 (a)	12,029	15
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.42%, 06/17/49 (a)	6,478	41
KREF 2022-FL3 Ltd.
Series 2022-A-FL3, 5.09%, (1 Month Term SOFR + 1.45%), 02/22/39 (a) (b)	410	410
Legacy Mortgage Asset Trust 2021-GS3
Series 2021-A1-GS3, REMIC, 5.56%, 07/25/61 (a) (b) (c)	2,215	2,220
Legacy Mortgage Asset Trust 2021-GS4
Series 2021-A1-GS4, REMIC, 5.46%, 11/25/60 (a) (b) (c)	2,674	2,675
LEX Trust 2026-450
Series 2026-A-450, REMIC, 5.01%, (1 Month Term SOFR + 1.35%), 03/15/28 (a)	930	931
LoanCore 2021-CRE6 Issuer Ltd
Series 2021-A-CRE6, 5.04%, (1 Month Term SOFR + 1.41%), 11/15/38 (a) (b)	56	56
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.01%, (1 Month Term SOFR + 1.39%), 11/01/29 (a) (b)	2,240	2,243
LoanCore 2025-CRE9 Issuer LLC
Series 2025-A-CRE9, 5.09%, (1 Month Term SOFR + 1.45%), 05/18/43 (a)	2,700	2,708
Loanpal Solar Loan 2020-3 LLC
Series 2020-A-3GS, 2.47%, 08/20/35	1,395	1,144
Loanpal Solar Loan 2021-1 Ltd.
Series 2021-A-1GS, 2.29%, 10/20/34	1,420	1,168
Long Beach Mortgage Loan Trust 2006-2
Series 2006-2A4-2, REMIC, 1.07%, (1 Month Term SOFR + 0.69%), 04/25/36 (a) (b) (c)	6,249	1,838
Long Beach Mortgage Loan Trust 2006-6
Series 2006-2A3-6, REMIC, 1.32%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (b) (c)	9,062	3,581
Lunar Aircraft 2020-1 Limited
Series 2020-A-1A, 3.38%, 02/15/27 (b)	907	891
Magnetite Xlii Ltd
Series 2024-A1-42A, 4.98%, (3 Month Term SOFR + 1.31%), 01/25/38 (a)	4,000	4,003
Mariner Finance Issuance Trust 2025-A
Series 2025-B-AA, 5.33%, 05/20/38	1,950	1,950
Merrill Lynch Mortgage Investors Trust, Series MLCC 2006-2
Series 2006-A2C-AHL1, REMIC, 2.50%, (1 Month Term SOFR + 0.43%), 05/25/37 (a) (b) (c)	5,210	3,004
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 4.83%, (1 Month Term SOFR + 1.19%), 10/21/36 (a)	242	243
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 4.96%, (1 Month Term SOFR + 1.35%), 02/20/37 (a)	1,094	1,095
MF1 2022-FL9 LLC
Series 2022-A-FL9, 5.79%, (1 Month Term SOFR + 2.15%), 06/22/37 (a)	1,832	1,835
MF1 2024-FL15 LLC
Series 2024-A-FL15, 5.31%, (1 Month Term SOFR + 1.69%), 08/18/41 (a)	3,500	3,513
MF1 2025-FL17 LLC
Series 2025-A-FL17, 4.96%, (1 Month Term SOFR + 1.32%), 02/21/40 (a)	1,849	1,851
MF1 2026-FL21 LLC
Series 2026-A-FL21, 4.99%, (1 Month Term SOFR + 1.35%), 02/19/41 (a)	2,830	2,831
MF1 2026-FL22 LLC
Series 2026-A-FL22, 5.04%, (1 Month Term SOFR + 1.40%), 11/18/43 (a)	2,210	2,213
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (b)	6,264	6,253
Morgan Stanley ABS Capital I Inc. Trust 2007-HE3
Series 2007-A1-HE3, REMIC, 1.67%, (1 Month Term SOFR + 0.24%), 12/25/36 (a) (b) (c)	2,611	1,447
Morgan Stanley ABS Capital Trust I Inc.
Series 2005-M2-HE2, REMIC, 3.48%, (1 Month Term SOFR + 0.77%), 01/25/35 (a) (b) (c)	1,153	1,119
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.03%, 01/15/49 (a)	519	3
Morgan Stanley Capital I Trust 2017-H1
Interest Only, Series 2017-XA-H1, REMIC, 1.25%, 06/17/50 (a)	19,016	146
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 6.58%, (1 Month Term SOFR + 2.96%), 12/15/36 (a)	4,283	21
Morgan Stanley Capital I Trust 2024-NSTB
Series 2024-A-NSTB, REMIC, 3.90%, 07/25/32 (a) (b)	1,526	1,501
Morgan Stanley Residential Mortgage Loan Trust 202
Series 2026-A1-NEW1, REMIC, 5.28%, 04/25/30 (a) (b)	3,933	3,918
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	203	178
Series 2020-B-1A, 3.10%, 11/22/32	1,918	1,571
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	745	583
Navient Private Education Refi Loan Trust 2018-A
Series 2018-B-A, 3.68%, 02/18/42	883	870
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	2,297	2,068
Navient Refinance Loan Trust 2026-B
Series 2026-A-B, 5.07%, 05/15/36	1,750	1,756
New Residential Mortgage Loan Trust 2026-NQM5
Series 2026-A1-NQM5, REMIC, 5.18%, 04/25/66 (a) (b)	985	978
NYC Commercial Mortgage Trust 2025-3BP
Series 2025-A-3BP, REMIC, 4.84%, (1 Month Term SOFR + 1.27%), 02/16/27 (a)	2,380	2,379
NYO Commercial Mortgage Trust 2021-1290
Series 2021-A1-1290, REMIC, 4.83%, (1 Month Term SOFR + 1.21%), 11/15/28 (a)	880	879
OBX 2020-EXP2 Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 07/25/36 (a)	274	230
OBX 2024-NQM10 Trust
Series 2024-A1-NQM10, REMIC, 6.18%, 05/25/64 (b)	2,408	2,423
OBX 2025-NQM8 Trust
Series 2025-A1-NQM8, REMIC, 5.47%, 03/25/65 (b)	6,653	6,666
OCP CLO 2017-14 Ltd
Series 2017-A1R-14A, 5.05%, (3 Month Term SOFR + 1.37%), 07/20/37 (a)	3,000	3,002
OCP CLO 2020-18 Ltd
Series 2020-A1R2-18A, 5.05%, (3 Month Term SOFR + 1.37%), 07/20/37 (a)	4,000	4,000
Octagon 56, Ltd.
Series 2021-B-1A, REMIC, 5.58%, (3 Month Term SOFR + 1.91%), 10/16/34 (a)	2,500	2,501

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Octagon Investment Partners 20-R Ltd.
Series 2019-A1RR-4A, 5.04%, (3 Month Term SOFR + 1.40%), 08/12/37 (a)	10,000	10,015
OHA Credit Funding 16-R Ltd
Series 2023-A1-16RA, 4.87%, (3 Month Term SOFR + 1.20%), 10/20/38 (a)	10,000	10,005
Pagaya AI Debt Selection Trust 2021-5
Series 2021-C-5, 3.93%, 08/15/29	1,106	1,099
Park Blue CLO 2022-1 Ltd
Series 2022-A1R-1A, 5.09%, (3 Month Term SOFR + 1.42%), 10/20/37 (a)	9,700	9,716
PFP 2024-11 Ltd
Series 2024-A-11, 5.47%, (1 Month Term SOFR + 1.83%), 09/19/39 (a)	305	305
PFP 2026-13 Ltd
Series 2026-A-13, 5.14%, (1 Month Term SOFR + 1.50%), 08/18/43 (a) (b)	1,870	1,878
PLYM Commercial Mortgage Trust 2026-IND
Series 2026-A-IND, 4.88%, (1 Month Term SOFR + 1.25%), 03/15/28 (a)	1,390	1,390
PRKCM 2026-AFC2 Trust
Series 2026-A1-AFC2, REMIC, 5.37%, 03/25/30 (a) (b)	9,848	9,798
PRKCM 2026-AFC3 Trust
Series 2026-A1-AFC3, REMIC, 5.38%, 04/25/30 (a) (b)	992	988
PRPM 2024-NQM4 Trust
Series 2024-A1-NQM4, REMIC, 5.67%, 12/25/69 (b)	2,015	2,024
PRPM 2025-NQM2 Trust
Series 2025-A1-NQM2, REMIC, 5.69%, 05/25/29 (b)	12,508	12,551
RALI Series 2006-QS12 Trust
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	498	398
RALI Series 2007-QS4 Trust
Series 2007-3A4-QS4, REMIC, 6.00%, 03/25/37	938	773
RALI Series 2007-QS8 Trust
Series 2007-A3-QS8, REMIC, 4.30%, (1 Month Term SOFR + 0.71%), 06/25/37 (a) (c)	869	645
RBSSP Resecuritization Trust 2009-2
Series 2009-3A2-2, REMIC, 4.27%, (1 Month Term SOFR + 0.61%), 04/26/35 (a)	365	349
Reach ABS Trust 2026-1
Series 2026-A-1A, 4.32%, 02/15/33	1,674	1,673
Residential Mortgage Loan Trust 2019-2
Series 2019-M1-2, REMIC, 3.86%, 05/27/59 (a)	2,295	2,285
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (d)	5,000	4,950
RFMSI Series 2006-S4 Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	339	271
Santander Mortgage Asset Receivable Trust 2025-NQM5
Series 2025-A3-NQM5, REMIC, 5.47%, 08/25/65 (b)	3,467	3,455
SCOTT Trust 2023-SFS
Series 2023-AS-SFS, REMIC, 6.20%, 03/10/28	1,370	1,384
Securitized Asset Backed Receivables LLC Trust 2006-WM4
Series 2006-A2C-WM4, REMIC, 0.87%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (b) (c)	15,386	3,853
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2B-HE1, REMIC, 2.74%, (1 Month Term SOFR + 0.33%), 12/25/36 (a) (b) (c)	4,875	947
SFO Commercial Mortgage Trust 2021-555
Series 2021-A-555, REMIC, 4.89%, (1 Month Term SOFR + 1.26%), 05/15/28 (a)	1,980	1,979
Sierra Timeshare 2026-1 Receivables Funding LLC
Series 2026-A-1A, 4.56%, 12/22/42	2,527	2,515
SMRT 2022-MINI
Series 2022-C-MINI, REMIC, 5.18%, (1 Month Term SOFR + 1.55%), 01/15/39 (a)	1,360	1,359
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.53%, 05/25/30 (a)	102	97
SoFi Consumer Loan Program 2025-1 Trust
Series 2025-A-1, 4.80%, 02/27/34	497	497
Sofi Consumer Loan Program 2025-3 Trust
Series 2025-B-3, 4.67%, 07/25/28	2,500	2,489
SoFi Consumer Loan Program 2025-4 Trust
Series 2025-B-4, 4.60%, 08/25/35	1,850	1,838
SoFi Consumer Loan Program 2025-5 Trust
Series 2026-A-1, 4.06%, 05/25/28	4,368	4,355
SoFi Consumer Loan Program 2026-2 Trust
Series 2026-A-2, 4.27%, 03/25/36	3,645	3,640
Sound Point CLO 40 Ltd
Series 2024-A1-40A, 5.07%, (3 Month Term SOFR + 1.39%), 10/20/37 (a)	4,000	4,005
Sound Point CLO XXIII
Series 2019-AR-2A, 5.10%, (3 Month Term SOFR + 1.43%), 07/17/34 (a)	10,000	10,005
SREIT Commercial Mortgage Trust 2021-MFP2
Series 2021-A-MFP2, REMIC, 4.56%, (1 Month Term SOFR + 0.94%), 11/16/26 (a)	2,020	2,020
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (a)	5,924	5,072
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2005-4A1-22, REMIC, 5.20%, 12/25/35 (a)	395	340
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11
Series 2006-1A1-11, REMIC, 4.02%, (1 Month Term SOFR + 0.43%), 12/25/36 (a) (b) (c)	2,323	2,342
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	1,696	745
STWD 2022-FL3, Ltd.
Series 2022-AS-FL3, 5.40%, (SOFR 30-Day Average + 1.80%), 11/18/38 (a) (b)	1,299	1,298
Switch ABS Issuer, LLC
Series 2026-A21-1A, 5.61%, 03/27/56	3,500	3,520
Tesla Sustainable Energy Trust 2024-1
Series 2024-A2-1A, 5.08%, 09/20/29	4,545	4,529
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	2,238	2,038
Trestles CLO VI Ltd
Series 2023-A1R-6A, 4.85%, (3 Month Term SOFR + 1.18%), 04/26/38 (a)	2,500	2,496
Tricolor Auto Securitization Trust 2025-2
Series 2025-A-2A, 5.12%, 01/16/29	1,093	669
Trimaran CAVU 2021-3, Ltd.
Series 2021-A-3A, 5.15%, (3 Month Term SOFR + 1.47%), 01/18/35 (a)	6,500	6,501
TRTX 2025-FL7 Issuer, Ltd.
Series 2025-A-FL7, REMIC, 5.09%, (1 Month Term SOFR + 1.45%), 06/18/43 (a) (b)	2,500	2,506
UBS Commercial Mortgage Trust 2017-C7
Series 2017-ASB-C7, REMIC, 3.59%, 06/15/27	1,001	995
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-B-C5, REMIC, 3.65%, 03/12/46 (a)	1,750	1,691
Upgrade Master Pass-Thru Trust Series 2025-ST2
Series 2025-A-ST2, 6.11%, 06/15/32	1,891	1,902
Upgrade Master Pass-Thru Trust Series 2025-ST4
Series 2025-A-ST4, REMIC, 5.50%, 08/16/32	599	599
Upstart Securitization Trust 2017-2
Series 2026-A2-3, 4.77%, 07/20/36	2,950	2,949
Upstart Securitization Trust 2025-3
Series 2025-A2-3, 4.60%, 09/20/35	2,404	2,403
Upstart Securitization Trust 2026-1
Series 2026-A2-1, 4.30%, 03/20/36	3,000	2,991
Vegas Trust 2024-TI
Series 2024-A-TI, REMIC, 5.52%, 11/15/27	1,000	998
Velocity Commercial Capital Loan Trust 2019-2
Series 2019-A-2, REMIC, 3.13%, 07/25/49 (a)	1,225	1,172
Velocity Commercial Capital Loan Trust 2025-4
Series 2025-A-4, REMIC, 5.19%, 02/25/33 (a)	895	882
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 2.83%, 10/25/66 (a) (b) (c)	1,112	1,010
Verus Securitization Trust 2024-1
Series 2024-A1-1, REMIC, 5.71%, 01/25/28 (b)	6,496	6,499
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Verus Securitization Trust 2024-3
Series 2024-A1-3, REMIC, 6.34%, 04/25/69 (a) (b)	2,454	2,468
Verus Securitization Trust 2024-9
Series 2024-A1-9, REMIC, 5.44%, 11/25/69 (a) (b)	5,628	5,639
Verus Securitization Trust 2025-10
Series 2025-A2-10, REMIC, 5.21%, 07/25/70 (b)	1,163	1,154
Verus Securitization Trust 2026-R1
Series 2026-A3-R1, REMIC, 5.19%, 10/25/67 (b)	1,675	1,658
Verus Securitization Trust 2026-R3
Series 2026-A1-R3, REMIC, 5.19%, 02/25/68 (a) (b)	2,848	2,834
Vibrant CLO XR Ltd
Series 2018-A1R-10RAR, 0.00%, (3 Month Term SOFR + 1.24%), 04/21/36 (a)	3,000	3,000
Vibrant CLO XR, Ltd.
Series 2018-A1-10RA, 5.38%, (3 Month Term SOFR + 1.70%), 04/21/36 (a)	3,000	3,000
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 0.00%, (1 Month Term SOFR + 0.29%), 10/25/36 (a) (b) (c)	7,035	2,386
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR2 Trust
Series 2006-M1-HE1, REMIC, 4.08%, (1 Month Term SOFR + 0.62%), 02/25/36 (a) (b) (c)	11,530	10,861
Wellington Management CLO 4 Ltd
Series 2025-A-4A, 4.83%, (3 Month Term SOFR + 1.15%), 04/19/38 (a)	5,000	4,996
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	204	177
Wells Fargo Commercial Mortgage Trust 2017-C38
Interest Only, Series 2017-XA-C38, REMIC, 0.89%, 07/15/50 (a)	20,565	81
Wells Fargo Commercial Mortgage Trust 2018-C48
Interest Only, Series 2018-XA-C48, REMIC, 0.93%, 01/18/52 (a)	12,254	216
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2019-ASB-C53, REMIC, 2.96%, 12/15/28	183	179
Wells Fargo Commercial Mortgage Trust 2022-ONL
Series 2022-A-ONL, REMIC, 3.86%, 02/18/27	4,003	3,842
Wells Fargo Commercial Mortgage Trust 2025-5C7
Interest Only, Series 2025-XA-5C7, REMIC, 1.65%, 12/17/58 (a)	42,513	2,361
Wells Fargo Commercial Mortgage Trust 2025-C64
Series 2025-A1-C64, REMIC, 5.02%, 02/15/30	552	552
Interest Only, Series 2025-XA-C64, REMIC, 1.02%, 02/15/58 (a)	23,055	1,567
Wells Fargo Commercial Mortgage Trust 2026-5C9
Interest Only, Series 2026-XA-5C9, REMIC, 1.23%, 05/15/59 (a)	24,321	1,279
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	125	115
Wells Fargo Mortgage Backed Securities 2007-AR4 Trust
Series 2007-A1-AR4, REMIC, 5.98%, 08/25/37 (a)	75	68
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (b)	2,025	1,954
Total Non-U.S. Government Agency Asset-Backed Securities (cost $653,309)		618,986
GOVERNMENT AND AGENCY OBLIGATIONS 29.2%
U.S. Treasury Note 17.6%
Treasury, United States Department of
0.50%, 06/30/27	1,950	1,882
3.50%, 10/31/27	113,900	112,921
0.75%, 01/31/28	65,900	62,479
0.88%, 11/15/30	47,200	40,992
		218,274
Collateralized Mortgage Obligations 4.8%
Connecticut Avenue Securities Trust 2025-R04
Series 2025-1A1-R04, REMIC, 4.63%, (SOFR 30-Day Average + 1.00%), 05/25/45 (a)	2,503	2,505
Federal Home Loan Mortgage Corporation
Series 2024-M1-DNA2, REMIC, 4.83%, (SOFR 30-Day Average + 1.20%), 05/25/44 (a)	2,171	2,173
Series FE-4940, REMIC, 4.29%, (SOFR 30-Day Average + 0.66%), 01/25/50 (a)	1,630	1,609
Series FD-5536, REMIC, 4.83%, (SOFR 30-Day Average + 1.20%), 05/25/54 (a)	1,693	1,705
Series FA-5470, REMIC, 4.73%, (SOFR 30-Day Average + 1.10%), 11/25/54 (a)	751	753
Series FA-5512, REMIC, 4.53%, (SOFR 30-Day Average + 0.90%), 03/25/55 (a)	3,862	3,849
Series AF-5524, REMIC, 4.83%, (SOFR 30-Day Average + 1.20%), 04/25/55 (a)	1,326	1,334
Series FA-5525, REMIC, 4.83%, (SOFR 30-Day Average + 1.20%), 04/25/55 (a)	1,260	1,264
Series CF-5632, REMIC, 4.58%, (SOFR 30-Day Average + 0.95%), 02/25/56 (a)	2,000	2,001
Federal National Mortgage Association, Inc.
Series 2007-FC-44, REMIC, 4.07%, (SOFR 30-Day Average + 0.44%), 05/25/37 (a)	962	956
Series 2014-KF-10, REMIC, 4.19%, (SOFR 30-Day Average + 0.56%), 03/25/44 (a)	1,053	1,043
Series 2017-FC-112, REMIC, 4.09%, (SOFR 30-Day Average + 0.46%), 01/25/48 (a)	1,598	1,564
Series 2018-FE-85, REMIC, 4.04%, (SOFR 30-Day Average + 0.41%), 12/25/48 (a)	755	748
Series 2022-FB-68, REMIC, 4.50%, (SOFR 30-Day Average + 0.87%), 10/25/52 (a)	4,299	4,279
Series 2025-FK-26, REMIC, 4.83%, (SOFR 30-Day Average + 1.20%), 06/25/54 (a)	1,348	1,352
Series 2025-FQ-15, REMIC, 4.83%, (SOFR 30-Day Average + 1.20%), 04/25/55 (a)	1,566	1,576
Freddie Mac Structured Pass-Through Certificates Series K-560, Class AS
Series FE-5644, REMIC, 4.48%, (SOFR 30-Day Average + 0.85%), 04/25/56 (a)	1,924	1,927
Series FC-5658, REMIC, 4.68%, (SOFR 30-Day Average + 1.05%), 05/25/56 (a)	2,911	2,910
Series FB-5669, REMIC, 4.38%, (SOFR 30-Day Average + 0.75%), 06/25/56 (a)	4,774	4,774
Government National Mortgage Association
Series 2017-QF-141, REMIC, 4.05%, (1 Month Term SOFR + 0.41%), 09/20/47 (a)	1,045	1,030
Series 2018-BF-125, REMIC, 4.48%, (1 Month Term SOFR + 0.86%), 06/20/48 (a)	1,135	1,128
Series 2025-FD-211, REMIC, 4.71%, (SOFR 30-Day Average + 1.10%), 12/20/55 (a)	3,811	3,819
Series 2026-KF-61, REMIC, 4.26%, (SOFR 30-Day Average + 0.65%), 04/20/56 (a)	2,993	2,988
Series 2026-FN-100, REMIC, 4.39%, (SOFR 30-Day Average + 0.80%), 06/20/56 (a)	4,750	4,753
Series 2026-MF-108, REMIC, 4.39%, (SOFR 30-Day Average + 0.80%), 06/20/56 (a)	6,700	6,701
		58,741
U.S. Treasury Inflation Indexed Securities 3.3%
Treasury, United States Department of
2.38%, 01/15/27 (e)	12,897	12,867
0.13%, 04/15/27 (e) (f)	15,215	14,919
1.63%, 10/15/27 (e)	13,018	12,954
		40,740
Mortgage-Backed Securities 3.2%
Federal Home Loan Mortgage Corporation
5.50%, 08/01/43 - 09/01/55	11,461	11,595
5.00%, 10/01/45	2,903	2,891
Federal National Mortgage Association, Inc.
6.30%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.62%), 11/01/42 (a)	257	268
5.00%, 01/01/43 - 09/01/45	6,074	6,052
5.50%, 08/01/45 - 04/01/55	12,251	12,406
4.36%, 09/25/54 (a) (g)	3,835	3,836
6.00%, 06/01/55	2,841	2,943
		39,991

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Sovereign 0.2%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.84%, 06/20/30	300	281
Fondo Mivivienda S.A.
5.40%, 03/31/31 (d)	150	151
Gobierno de la Republica de Costa Rica
6.13%, 02/19/31 (h)	200	206
Gobierno de la Republica de Guatemala
5.25%, 08/10/29 (h)	200	200
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (h)	200	200
Government of Morocco
2.38%, 12/15/27 (h)	200	193
Korea National Oil Corporation
4.00%, 09/29/28 (h)	200	198
Presidencia de la Republica de Chile
4.35%, 04/13/31	200	196
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (h)	150	151
5.50%, 02/22/29 (h)	200	201
Sandor-Palota
2.13%, 09/22/31 (h)	300	260
		2,237
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Series 2019-B-KF69, REMIC, 6.27%, (SOFR 30-Day Average + 2.41%), 08/27/29 (a) (c)	920	891
FREMF 2017-KF30 Mortgage Trust
Series 2017-B-KF30, REMIC, 7.25%, (SOFR 30-Day Average + 3.36%), 03/25/27 (a) (c)	500	500
		1,391
Total Government And Agency Obligations (cost $363,930)		361,374
CORPORATE BONDS AND NOTES 18.6%
Financials 5.8%
AerCap Ireland Capital Designated Activity Company
6.45%, 04/15/27	1,308	1,325
5.75%, 06/06/28	488	497
AIB Group Public Limited Company
5.32%, 05/15/31 (d)	2,347	2,376
American Express Company
4.73%, 04/25/29	1,764	1,768
Aviation Capital Group LLC
6.25%, 04/15/28 (d)	309	316
4.80%, 10/24/30 (d)	2,597	2,571
Avolon Holdings Funding Limited
6.38%, 05/04/28 (d)	1,039	1,066
5.38%, 05/30/30 (d)	1,180	1,192
Banco de Credito del Peru
3.25%, 09/30/31 (h)	150	149
3.25%, 09/30/31 (d)	200	199
Banco Internacional Del Peru S.A.A. – Interbank
6.40%, 04/30/35 (h)	300	309
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (100, 01/10/28) (h) (i)	200	200
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (h)	300	298
Banco Santander Chile
4.55%, 11/20/30 (d)	250	246
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
7.53%, 10/01/28 (h)	200	207
Bank of America Corporation
4.98%, 01/24/29	2,369	2,382
5.16%, 01/24/31	1,176	1,192
Bank of Ireland Group Public Limited Company
5.60%, 03/20/30 (d)	500	510
Bank of Montreal
4.64%, 09/10/30 (j)	2,405	2,394
Banque Federative du Credit Mutuel
5.54%, 01/22/30 (d)	1,856	1,898
Barclays PLC
4.91%, 06/26/30	2,286	2,285
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.88%, 09/13/34 (h)	200	197
BPCE
5.88%, 01/14/31 (d)	1,903	1,955
Brown & Brown, Inc.
4.70%, 06/23/28	345	345
4.50%, 03/15/29	399	396
CaixaBank SA
6.21%, 01/18/29 (d)	1,204	1,232
4.82%, 04/22/32 (d)	593	588
Canadian Imperial Bank of Commerce
4.72%, 06/16/29	691	692
Charles Schwab Corporation, The
4.68%, (SOFR + 1.05%), 03/03/27 (a)	654	656
4.34%, 11/14/31	2,423	2,383
Citigroup Inc.
4.79%, 03/04/29	1,266	1,269
4.54%, 09/19/30	2,707	2,688
4.50%, 09/11/31	1,218	1,202
Cooperatieve Rabobank U.A.
4.32%, 04/01/29	1,245	1,243
Credit Agricole S.A.
5.23%, 01/09/29 (d)	1,202	1,211
Daimler Trucks Finance North America LLC
4.30%, 08/12/27 (d)	953	951
4.15%, 01/12/29 (d)	628	620
Goldman Sachs Bank USA
4.66%, 06/03/29	575	575
Goldman Sachs Group, Inc., The
4.15%, 10/21/29	1,119	1,103
4.52%, 01/21/32	534	524
Intergroup Financial Services Corp.
4.13%, 10/19/27 (h)	200	198
JPMorgan Chase & Co.
4.55%, (SOFR + 0.92%), 04/22/28 (a)	1,280	1,284
4.92%, 01/24/29	2,376	2,387
3.70%, 05/06/30	1,222	1,189
M&T Bank Corporation
4.83%, 01/16/29	620	621
Mizuho Bank, Ltd.
4.70%, 04/16/31 (d)	619	620
Morgan Stanley
4.56%, 04/10/30	2,428	2,412
Morgan Stanley Bank, N.A.
4.79%, 05/10/30	818	818
National Securities Clearing Corporation
4.70%, 05/20/30 (d)	1,131	1,136
Nationwide Building Society
6.56%, 10/18/27 (d)	200	201
NatWest Group PLC
4.96%, 08/15/30	1,569	1,574
New York Life Global Funding
4.70%, 01/29/29 (d)	194	195
Oversea-Chinese Banking Corporation Limited
4.60%, 06/15/32 (h)	250	250
Progressive Corporation, The
4.60%, 03/26/31	1,201	1,197
Royal Bank of Canada
4.49%, (SOFR + 0.86%), 10/18/28 (a)	2,361	2,369
Societe Generale
3.00%, 01/22/30 (d)	1,042	977
Swedbank AB
5.41%, 03/14/29 (d)	715	729
Truist Financial Corporation
7.16%, 10/30/29	1,963	2,067
UBS Group AG
6.33%, 12/22/27 (d)	430	434
United Overseas Bank Limited
3.86%, 10/07/32 (h) (j)	300	296
Wells Fargo & Company
4.70%, (SOFR + 1.07%), 04/22/28 (a)	2,292	2,301
4.58%, 05/20/29	1,171	1,168

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
6.30%, 10/23/29	2,254	2,331
5.15%, 04/23/31	1,022	1,032
		70,996
Industrials 3.4%
Adani Ports and Special Economic Zone Limited
4.38%, 07/03/29 (h)	200	194
BAE Systems PLC
3.40%, 04/15/30 (d)	2,065	1,975
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (h) (k)	320	262
Canadian Pacific Kansas City Limited
4.80%, 03/30/30	2,553	2,565
CNH Industrial Capital LLC
4.50%, 10/16/30	2,404	2,369
CRH SMW Finance Designated Activity Company
5.13%, 01/09/30	1,135	1,150
Element Fleet Management Corp.
6.32%, 12/04/28 (d)	1,462	1,514
5.04%, 03/25/30 (d)	1,211	1,218
4.64%, 11/24/30 (d)	422	417
Equifax Inc.
4.80%, 09/15/29	1,294	1,295
Ferguson Enterprises Inc.
4.35%, 03/15/31	2,411	2,369
GATX Corporation
4.70%, 04/01/29	1,188	1,187
4.00%, 06/30/30	953	929
Hubbell Incorporated
4.65%, 06/15/31	503	501
Jacobs Solutions Inc.
4.75%, 03/03/31	1,222	1,209
JSW Infrastructure Limited
4.95%, 01/21/29 (h)	200	198
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (h)	255	261
MasTec, Inc.
4.50%, 08/15/28 (d)	2,017	1,998
MISC Capital Two (Labuan) Limited
3.75%, 04/06/27 (h)	200	199
Molex Electronic Technologies, LLC
4.75%, 04/30/28 (d)	1,471	1,473
MV24 Capital B.V.
6.75%, 06/01/34 (h)	202	201
Northrop Grumman Corporation
4.65%, 07/15/30	1,196	1,198
7.75%, 02/15/31	1,814	2,041
Otis Worldwide Corporation
4.49%, 05/07/29	1,016	1,013
Paychex, Inc.
5.10%, 04/15/30	927	935
Penske Truck Leasing Co., L.P.
5.25%, 02/01/30 (d)	2,294	2,321
Quanta Services, Inc.
4.50%, 01/15/31	1,073	1,060
Republic Services, Inc.
4.75%, 07/15/30	2,172	2,185
Ryder System, Inc.
4.30%, 12/01/30	878	866
Textron Inc.
3.90%, 09/17/29	484	471
Triton Container International Limited
3.15%, 06/15/31 (d)	2,650	2,398
Uber Technologies, Inc.
4.15%, 01/15/31	590	576
Veralto Corporation
5.35%, 09/18/28	651	660
Verisk Analytics, Inc.
4.45%, 03/15/31	340	333
Westinghouse Air Brake Technologies Corporation
4.90%, 05/29/30	2,365	2,380
		41,921
Utilities 2.1%
American Electric Power Company, Inc.
5.20%, 01/15/29	2,355	2,390
Black Hills Corporation
4.55%, 01/31/31	2,138	2,105
CenterPoint Energy, Inc.
5.40%, 06/01/29	729	744
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (h)	258	266
Chile Electricity PEC SpA
0.00%, 01/25/28 (d) (k)	296	273
Cometa Energia, S.A. de C.V.
6.38%, 04/24/35 (h)	144	149
Comision Federal De Electricidad, E.P.E.
5.70%, 01/24/30 (d)	200	200
Constellation Energy Generation, LLC
3.90%, 01/08/28	917	909
Dominion Energy, Inc.
5.00%, 06/15/30	1,276	1,290
DTE Energy Company
5.20%, 04/01/30	1,367	1,387
Empresa Electrica Angamos S.p.A.
4.88%, 05/25/29 (h)	156	144
Enel Finance International N.V.
5.13%, 06/26/29 (d)	956	967
4.38%, 09/30/30 (d)	1,077	1,058
Essential Utilities, Inc.
4.80%, 08/15/27	1,121	1,124
3.57%, 05/01/29	64	62
Evergy Kansas Central, Inc.
4.70%, 03/13/28	2,172	2,176
Evergy, Inc.
4.25%, 03/15/29	186	184
Exelon Corporation
5.15%, 03/15/29	764	774
FirstEnergy Transmission, LLC
4.55%, 01/15/30	458	454
GNL Quintero S.A.
4.63%, 07/31/29 (h)	268	267
JSW Energy Limited
4.13%, 05/18/31 (h)	203	189
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (h)	293	292
Minejesa Capital B.V.
4.63%, 08/10/30 (h)	130	128
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (h)	119	117
Niagara Mohawk Power Corporation
4.65%, 10/03/30 (d)	2,007	1,994
NiSource Inc.
5.25%, 03/30/28	630	637
5.20%, 07/01/29	508	516
4.75%, 05/18/31	522	520
Pinnacle West Capital Corporation
4.90%, 05/15/28	301	302
4.65%, 06/01/29	502	502
PT. Perusahaan Listrik Negara
4.13%, 05/15/27 (h)	300	298
Public Service Enterprise Group Incorporated
5.85%, 11/15/27	1,098	1,117
5.88%, 10/15/28	1,244	1,276
Southern Company Gas Capital Corporation
4.05%, 09/15/28	371	367
Southern Power Company
4.25%, 10/01/30	892	876
		26,054
Energy 1.7%
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (h)	267	271
Boardwalk Pipelines, LP
4.45%, 07/15/27	715	713
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (h)	200	200
Cenovus Energy Inc.
4.65%, 03/20/31	2,405	2,374
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	1,100	1,092

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Cheniere Energy, Inc.
4.63%, 10/15/28	1,357	1,354
DCP Midstream Operating, LP
5.13%, 05/15/29	427	432
Devon Energy Corporation
5.25%, 10/15/27	321	321
DT Midstream, Inc.
4.13%, 06/15/29 (d)	382	374
Ecopetrol S.A.
4.63%, 11/02/31	100	92
Enbridge Inc.
6.00%, 11/15/28	572	589
Energy Transfer LP
6.05%, 12/01/26	1,500	1,509
6.10%, 12/01/28	1,135	1,170
Guara Norte S.a r.l.
5.20%, 06/15/34 (h)	211	204
Kinder Morgan Kansas, Inc.
5.00%, 02/01/29	1,163	1,173
MPLX LP
4.80%, 02/15/29	1,167	1,170
Oleoducto Central S.A.
4.00%, 07/14/27 (h)	200	197
PT. Pertamina (Persero)
3.65%, 07/30/29 (h)	300	288
Targa Resources Corp.
4.35%, 04/15/31	2,521	2,462
Targa Resources Partners LP
5.50%, 03/01/30	1,905	1,921
Ultrapar International S.A.
5.25%, 06/06/29 (h)	200	200
Western Midstream Operating, LP
6.35%, 01/15/29	208	215
4.05%, 02/01/30 (b) (l)	1,377	1,334
Williams Companies, Inc., The
4.80%, 11/15/29	1,442	1,448
		21,103
Health Care 1.3%
180 Medical, Inc.
3.88%, 10/15/29 (d)	2,493	2,391
AbbVie Inc.
4.88%, 03/15/30	876	885
Amgen Inc.
4.20%, 02/19/31	2,454	2,406
Augusta SpinCo Corporation
4.40%, 03/23/29	1,207	1,198
Biogen Inc.
5.05%, 01/15/31	970	981
Cardinal Health, Inc.
5.13%, 02/15/29	1,153	1,166
GE HealthCare Technologies Inc.
4.80%, 08/14/29	1,465	1,472
Illumina, Inc.
4.65%, 09/09/26	919	919
Mars, Incorporated
4.80%, 03/01/30 (d)	2,551	2,557
Royalty Pharma PLC
4.45%, 03/25/31	2,401	2,359
		16,334
Materials 1.2%
Anglo American Capital PLC
4.63%, 03/19/31 (d)	1,188	1,170
Antofagasta PLC
2.38%, 10/14/30 (h)	200	181
ArcelorMittal
4.25%, 07/16/29	2,440	2,407
Avery Dennison Corporation
4.88%, 12/06/28	262	263
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (h)	300	283
Freeport-McMoRan Inc.
4.13%, 03/01/28	200	198
Georgia-Pacific LLC
4.40%, 05/15/29 (d)	1,218	1,212
Gerdau S.A.
4.88%, 10/24/27 (h)	200	200
Minsur S.A.
4.50%, 10/28/31 (h)	200	191
Nutrien Ltd.
4.90%, 03/27/28	1,204	1,209
PT. Freeport Indonesia
4.76%, 04/14/27 (d)	200	200
Rio Tinto Finance (USA) plc
4.88%, 03/14/30	1,532	1,546
Sonoco Products Company
4.45%, 09/01/26	787	787
Suzano Austria GmbH
5.00%, 01/15/30	200	197
3.75%, 01/15/31 (b)	2,577	2,419
Vale Overseas Ltd
3.75%, 07/08/30	2,679	2,553
		15,016
Real Estate 1.0%
Agree Limited Partnership
2.90%, 10/01/30	1,786	1,658
American Tower Corporation
4.90%, 03/15/30	3,444	3,459
Cubesmart, L.P.
4.38%, 02/15/29	1,051	1,043
Equinix Europe 2 Financing Corporation LLC
4.60%, 11/15/30	546	540
Essential Properties, L.P.
2.95%, 07/15/31	1,153	1,042
Extra Space Storage LP
5.50%, 07/01/30	2,269	2,322
Omega Healthcare Investors, Inc.
4.75%, 01/15/28	652	652
Phillips Edison Grocery Center Operating Partnership I, L.P.
2.63%, 11/15/31	1,162	1,035
Store Capital LLC
4.95%, 02/11/31	1,027	1,014
		12,765
Consumer Staples 1.0%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (h)	146	136
Altria Group, Inc.
6.20%, 11/01/28	396	410
4.50%, 08/06/30	649	644
Ashtead Capital, Inc.
4.25%, 11/01/29 (d)	1,112	1,088
B.A.T Capital Corporation
4.91%, 04/02/30	64	64
B.A.T. International Finance P.L.C.
5.93%, 02/02/29	1,040	1,071
BRF GmbH
4.35%, 09/29/26 (h)	200	199
Diageo Investment Corporation
5.13%, 08/15/30	436	443
ERAC USA Finance LLC
4.50%, 10/30/29 (d)	1,464	1,455
Imperial Brands Finance PLC
4.50%, 06/30/28 (d)	1,356	1,352
5.50%, 02/01/30 (d)	1,041	1,063
NBM US Holdings, Inc.
6.63%, 08/06/29 (h)	250	249
Prumo Participacoes E Investimentos S.A.
7.50%, 12/31/31 (h)	196	200
Rentokil Terminix Funding, LLC
5.00%, 04/28/30 (d)	1,933	1,937
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (h) (k)	140	107
Sysco Corporation
5.10%, 09/23/30	1,183	1,195
		11,613

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Consumer Discretionary 0.8%
Airbnb, Inc.
4.40%, 03/16/29	1,206	1,199
Darden Restaurants, Inc.
4.35%, 10/15/27	704	702
Hyundai Capital America
4.55%, 09/26/29 (d)	1,409	1,398
5.40%, 06/24/31 (d)	2,051	2,081
Marriott International, Inc.
4.80%, 03/15/30	1,442	1,448
O'Reilly Automotive, Inc.
5.75%, 11/20/26	728	731
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (h)	200	192
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31 (d)	2,338	2,360
		10,111
Communication Services 0.2%
Axiata SPV2 Berhad
2.16%, 08/19/30 (h)	200	181
Digicel Group Holdings Limited
0.00%, 12/31/30 (d) (g) (k)	136	4
Millicom International Cellular S.A.
5.13%, 01/15/28 (h)	180	178
T-Mobile USA, Inc.
3.50%, 04/15/31	2,503	2,362
		2,725
Information Technology 0.1%
Dell International L.L.C.
4.50%, 02/15/31	1,275	1,257
Roper Technologies, Inc.
4.25%, 09/15/28	301	299
		1,556
Total Corporate Bonds And Notes (cost $230,902)		230,194
SENIOR FLOATING RATE INSTRUMENTS 2.2%
Industrials 0.7%
APi Group DE, Inc.
2026 Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 05/11/27 (a)	1,321	1,318
BioMarin Pharmaceutical Inc.
Term Loan B, 5.43%, (6 Month Term SOFR + 1.75%), 01/28/33 (a)	1,370	1,369
Core & Main LP
2026 Term Loan B, 0.00%, (SOFR + 1.75%), 06/25/33 (a) (m)	125	125
Corpay Technologies Operating Company LLC
2025 Term Loan B, 4.99%, (1 Month Term SOFR + 1.38%), 10/03/32 (a)	824	822
CPI Holdco B LLC
2025 Add-on Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 05/19/31 (a)	1,729	1,722
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 5.62%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	328	329
2024 1st Lien Term Loan B2, 5.62%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	125	125
Pathfinder Power LLC
Term Loan B, 0.00%, (SOFR + 2.00%), 06/22/33 (a) (m)	360	359
Resideo Funding Inc.
2025 Incremental Term Loan, 5.67%, (3 Month Term SOFR + 2.00%), 08/08/32 (a)	437	437
Standard Industries Inc.
2021 Term Loan B, 0.00%, (1 Month Term SOFR + 1.75%), 08/05/28 (a) (m)	635	635
2021 Term Loan B, 5.39%, (1 Month Term SOFR + 1.75%), 08/05/28 (a)	702	702
		7,943
Information Technology 0.4%
CACI International, Inc.
2026 Incremental Term Loan B2, 5.37%, (1 Month Term SOFR + 1.75%), 02/26/33 (a)	1,416	1,413
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, (LIBOR + 3.00%), 05/01/27 (a) (g) (n) (o)	86	—
Energizer Holdings, Inc.
2025 Term Loan B, 5.64%, (1 Month Term SOFR + 2.00%), 03/13/32 (a)	1,084	1,079
Gen Digital Inc.
2025 Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 02/13/32 (a)	549	542
Go Daddy Operating Company, LLC
2024 Term Loan B8, 5.37%, (1 Month Term SOFR + 1.75%), 11/09/29 (a)	527	515
Iron Mountain, Inc.
2023 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 01/31/31 (a)	962	959
		4,508
Communication Services 0.3%
Delta 2 (LUX) S.a.r.l.
2024 Term Loan B1, 5.45%, (3 Month Term SOFR + 1.75%), 09/10/31 (a)	1,365	1,364
Discovery Global Holdings, Inc.
2026 USD Term Loan B, 6.12%, (3 Month Term SOFR + 2.50%), 06/16/33 (a)	608	608
ESCO Technologies Inc.
Term Loan B, 0.00%, (SOFR + 1.75%), 06/10/33 (a) (m)	225	224
Six Flags Entertainment Corporation
2024 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 04/18/31 (a)	769	761
TKO Worldwide Holdings, LLC
2026 Term Loan B, 0.00%, (3 Month Term SOFR + 1.75%), 11/21/31 (a) (m)	1,270	1,265
		4,222
Consumer Discretionary 0.3%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 5.37%, (1 Month Term SOFR + 1.75%), 09/23/30 (a)	1,308	1,305
Allison Transmission, Inc.
2025 Incremental Term Loan B, 5.38%, (1 Month Term SOFR + 1.75%), 11/06/32 (a)	424	423
Burlington Coat Factory Warehouse Corporation
2024 Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 09/19/31 (a)	1,123	1,121
Somnigroup International Inc.
Term Loan B, 5.76%, (SOFR + 2.25%), 10/24/31 (a)	750	752
		3,601
Utilities 0.2%
Alpha Generation LLC
2026 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 05/29/33 (a)	835	824
NRG Energy, Inc.
2024 Term Loan, 5.42%, (3 Month Term SOFR + 1.75%), 03/27/31 (a)	623	622
2026 Incremental Term Loan B, 5.36%, (1 Month Term SOFR + 1.75%), 04/15/33 (a)	519	518
		1,964
Energy 0.1%
Colossus Acquireco LLC
2026 Term Loan B, 5.39%, (1 Month Term SOFR + 1.75%), 01/31/33 (a)	1,698	1,686
Financials 0.1%
Trans Union, LLC
2024 Term Loan B8, 5.37%, (1 Month Term SOFR + 1.75%), 06/06/31 (a)	325	324
2024 Term Loan B9, 5.37%, (1 Month Term SOFR + 1.75%), 06/24/31 (a)	1,275	1,271
		1,595
Health Care 0.1%
DaVita, Inc.
2025 Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 05/09/31 (a)	320	319
Mckesson Medical-Surgical Top Holdings Inc.
Term Loan B, 5.91%, (1 Month Term SOFR + 2.25%), 06/03/32 (a)	410	410

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Medline Borrower, LP
2026 Term Loan B, 5.11%, (1 Month Term SOFR + 1.50%), 05/15/33 (a)	175	173
		902
Materials 0.0%
Belden Inc.
Term Loan, 0.00%, (SOFR + 2.25%), 06/11/33 (a) (m)	320	320
Consumer Staples 0.0%
Prestige Brands, Inc.
2026 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 05/21/33 (a)	115	115
Total Senior Floating Rate Instruments (cost $27,000)		26,856
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 3.53% (p) (q)	14,333	14,333
Total Short Term Investments (cost $14,333)		14,333
Total Investments 101.0% (cost $1,289,474)		1,251,743
Other Derivative Instruments (0.7)%		(8,838)
Other Assets and Liabilities, Net (0.3)%		(4,091)
Total Net Assets 100.0%		1,238,814

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(c) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $69,044 and 5.6% of the Fund.

(e) Treasury inflation indexed note, par amount is adjusted for inflation.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(h) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Convertible security.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(m) This senior floating rate interest will settle after June 30, 2026. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Non-income producing security.

(o) As of June 30, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/DoubleLine Shiller Enhanced CAPE Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	126,466	233,352	345,485	903	—	—	14,333	1.2

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	08/31/22	130	136	—
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/04/26	195	194	—
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	08/16/22	258	271	0.1
Antofagasta PLC, 2.38%, 10/14/30	02/10/26	183	181	—
Axiata SPV2 Berhad, 2.16%, 08/19/30	02/11/26	184	181	—
Banco de Credito del Peru, 3.25%, 09/30/31	09/22/25	148	149	—
Banco Internacional Del Peru S.A.A. – Interbank, 6.40%, 04/30/35	01/30/26	311	309	0.1
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	05/14/26	203	200	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	10/19/23	258	298	0.1
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico, 7.53%, 10/01/28	02/06/25	206	207	—
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.88%, 09/13/34	06/05/25	195	197	—
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	02/26/25	260	262	—
BPRL International Singapore PTE. Ltd., 4.38%, 01/18/27	06/23/25	199	200	—
BRF GmbH, 4.35%, 09/29/26	04/15/25	199	199	—
Chile Electricity Lux MPC S.a r.l., 6.01%, 01/20/33	01/29/26	270	266	—
Cometa Energia, S.A. de C.V., 6.38%, 04/24/35	03/11/25	144	149	—
Corporacion Nacional del Cobre de Chile, 3.00%, 09/30/29	02/10/26	288	283	0.1
Empresa Electrica Angamos S.p.A., 4.88%, 05/25/29	01/14/20	157	144	—
Gerdau S.A., 4.88%, 10/24/27	04/01/26	200	200	—
GNL Quintero S.A., 4.63%, 07/31/29	11/03/21	268	267	0.1
Gobierno de la Republica de Costa Rica, 6.13%, 02/19/31	04/20/26	208	206	—
Gobierno de la Republica de Guatemala, 5.25%, 08/10/29	02/05/25	196	200	—
Gobierno de La Republica del Paraguay, 4.95%, 04/28/31	04/16/26	202	200	—
Government of Morocco, 2.38%, 12/15/27	03/12/26	194	193	—
Guara Norte S.a r.l., 5.20%, 06/15/34	04/16/26	208	204	—
Intergroup Financial Services Corp., 4.13%, 10/19/27	07/31/24	195	198	—
JSW Energy Limited, 4.13%, 05/18/31	11/14/23	180	189	—
JSW Infrastructure Limited, 4.95%, 01/21/29	02/06/25	196	198	—
Korea National Oil Corporation, 4.00%, 09/29/28	05/04/26	199	198	—
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	05/17/24	254	261	—
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	10/28/24	291	292	0.1
Millicom International Cellular S.A., 5.13%, 01/15/28	06/15/23	172	178	—
Minejesa Capital B.V., 4.63%, 08/10/30	01/05/26	129	128	—
Minsur S.A., 4.50%, 10/28/31	04/21/26	192	191	—
MISC Capital Two (Labuan) Limited, 3.75%, 04/06/27	04/07/26	199	199	—
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	01/11/23	115	117	—
MV24 Capital B.V., 6.75%, 06/01/34	11/21/23	193	201	—
NBM US Holdings, Inc., 6.63%, 08/06/29	03/27/25	250	249	—
Oleoducto Central S.A., 4.00%, 07/14/27	03/13/26	198	197	—
Oversea-Chinese Banking Corporation Limited, 4.60%, 06/15/32	09/15/25	251	250	—
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer, 3.25%, 03/22/28	05/08/25	192	192	—
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	08/15/25	151	151	—
Presidencia de la Republica Dominicana, 5.50%, 02/22/29	12/06/24	198	201	—
Prumo Participacoes E Investimentos S.A., 7.50%, 12/31/31	02/07/24	194	200	—
PT. Pertamina (Persero), 3.65%, 07/30/29	02/20/26	294	288	0.1
PT. Perusahaan Listrik Negara, 4.13%, 05/15/27	05/13/25	299	298	0.1
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	06/12/25	104	107	—
Sandor-Palota, 2.13%, 09/22/31	04/16/26	263	260	—
Ultrapar International S.A., 5.25%, 06/06/29	03/19/25	198	200	—
United Overseas Bank Limited, 3.86%, 10/07/32	01/22/26	298	296	0.1
		10,469	10,535	0.9

JNL/DoubleLine Shiller Enhanced CAPE Fund —Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Prestige Brands, Inc., 2026 Term Loan B, 1 Month Term SOFR + 2.00%	10	—

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
Index
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	BCL	10/15/26	30,000	—	(272)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	BCL	12/04/26	30,000	—	497
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	BCL	11/18/26	37,000	—	(243)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	BCL	11/05/26	36,000	—	(204)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	09/10/26	66,000	—	885
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	12/10/26	67,000	—	290
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	08/27/26	69,000	—	1,851
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	10/08/26	57,000	—	(439)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	09/24/26	64,000	—	255

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	07/16/26	101,000	—	(3,847)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	09/18/26	53,000	—	(782)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	10/30/26	50,000	—	(283)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	07/10/26	60,000	—	(1,666)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	10/02/26	45,000	—	(473)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	11/25/26	50,000	—	829
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	08/14/26	52,000	—	(1,184)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	07/06/26	95,000	—	(3,329)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	10/23/26	50,000	—	(453)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	07/23/26	27,000	—	(757)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	08/05/26	68,000	—	(2,384)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	11/11/26	51,000	—	758
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	09/02/26	51,000	—	1,951
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	08/19/26	45,000	—	162
					—	(8,838)

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E#documents.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	618,986	—	618,986
Government And Agency Obligations	—	357,538	3,836	361,374
Corporate Bonds And Notes	—	230,190	4	230,194
Senior Floating Rate Instruments	—	26,856	—	26,856
Short Term Investments	14,333	—	—	14,333
	14,333	1,233,570	3,840	1,251,743
Assets - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	7,478	—	7,478
	—	7,478	—	7,478
Liabilities - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	(16,316)	—	(16,316)
	—	(16,316)	—	(16,316)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 55.3%
Mortgage-Backed Securities 29.5%
Federal Home Loan Mortgage Corporation
3.00%, 06/01/43 - 05/01/52	62,951	56,084
4.00%, 09/01/43 - 08/01/52	11,340	10,722
3.50%, 01/01/48	1,917	1,767
2.50%, 02/01/52	11,199	9,494
4.50%, 08/01/52	6,521	6,302
5.50%, 02/01/53 - 09/01/53	23,824	24,134
5.00%, 06/01/53	11,113	10,999
6.00%, 08/01/53 - 02/01/55	51,583	53,507
Federal National Mortgage Association, Inc.
6.18%, 12/01/28	8,237	8,459
4.65%, 05/01/30	13,450	13,435
2.63%, 04/01/32	62,149	56,095
3.00%, 03/01/35 - 04/01/51	35,931	32,006
3.50%, 09/01/43 - 01/01/51	24,817	22,869
4.00%, 01/01/48	1,714	1,626
2.50%, 09/01/50 - 03/01/51	35,650	30,167
2.00%, 10/01/50 - 02/01/51	23,249	18,827
4.50%, 06/01/52	10,475	10,091
5.00%, 08/01/52 - 11/01/53	44,863	44,551
5.50%, 05/01/53 - 02/01/55	40,495	41,111
6.00%, 02/01/54	13,243	13,729
Government National Mortgage Association
3.50%, 10/20/45	989	890
2.50%, 08/20/51	26,784	22,972
		489,837
Collateralized Mortgage Obligations 20.3%
Connecticut Avenue Securities Trust 2024-R04
Series 2024-1A1-R04, REMIC, 4.63%, (SOFR 30-Day Average + 1.00%), 05/25/44 (a)	11,635	11,644
Federal Home Loan Mortgage Corporation
Series UB-4247, REMIC, 3.00%, 09/15/33	5,009	4,824
Series EB-4247, REMIC, 3.50%, 09/15/33	2,696	2,635
Interest Only, Series SM-3780, REMIC, 2.79%, (6.39% - (SOFR 30-Day Average * 1)), 12/15/40 (a)	3,387	280
Series SL-4061, REMIC, 0.57%, (6.86% - (SOFR 30-Day Average * 1.75)), 06/15/42 (a)	36	19
Series KM-4141, REMIC, 1.75%, 12/15/42	6,382	5,492
Series CS-4156, REMIC, 0.95%, (5.26% - (SOFR 30-Day Average * 1.2)), 01/15/43 (a)	3,158	2,276
Series 2023-M1B-HQA2, REMIC, 6.98%, (SOFR 30-Day Average + 3.35%), 06/25/43 (a)	3,000	3,082
Series UZ-4508, REMIC, 3.00%, 07/15/43	572	469
Series 2024-M2-DNA3, REMIC, 5.08%, (SOFR 30-Day Average + 1.45%), 10/25/44 (a)	1,022	1,022
Series LZ-4410, REMIC, 4.00%, 11/15/44	2,363	2,263
Series GZ-4612, REMIC, 3.00%, 09/15/46	20,473	18,299
Series MY-4677, REMIC, 3.50%, 04/15/47	8,228	7,066
Series DZ-4894, REMIC, 3.50%, 06/15/49	4,111	3,778
Interest Only, Series ID-5159, REMIC, 3.00%, 10/25/49	15,707	2,349
Series ZP-5028, REMIC, 1.50%, 10/25/50	7,060	3,265
Series BD-5645, REMIC, 4.50%, 07/25/51	14,500	14,229
Series NH-5250, REMIC, 3.00%, 08/25/52	24,493	21,227
Interest Only, Series MS-4291, REMIC, 2.19%, (5.79% - (SOFR 30-Day Average * 1)), 01/15/54 (a)	1,666	150
Federal National Mortgage Association, Inc.
Interest Only, Series C55-426, 2.50%, 11/25/50	36,697	5,229
Interest Only, Series C26-437, 4.50%, 01/25/52	17,326	4,528
Interest Only, Series C60-426, 3.50%, 02/25/52	14,904	2,787
Interest Only, Series C8-437, 2.50%, 06/25/52	27,569	4,272
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	211	197
Interest Only, Series 2005-S-2, REMIC, 2.86%, (6.49% - (SOFR 30-Day Average * 1)), 02/25/35 (a)	1,306	63
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	217	209
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	711	684
Interest Only, Series 2011-ES-93, REMIC, 2.76%, (6.39% - (SOFR 30-Day Average * 1)), 09/25/41 (a)	587	47
Interest Only, Series 2018-ST-25, REMIC, 2.31%, (5.94% - (SOFR 30-Day Average * 1)), 03/25/42 (a)	4,158	269
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	460	447
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	7,905	7,278
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	13,093	11,868
Series 2018-LZ-38, REMIC, 3.50%, 06/25/48	18,973	16,119
Interest Only, Series 2024-IE-96, REMIC, 3.00%, 02/25/51	34,522	5,482
Interest Only, Series 2021-MI-3, REMIC, 3.50%, 02/25/51	11,487	2,159
Series 2026-BD-5, REMIC, 4.50%, 04/25/53	32,503	31,932
Freddie Mac Structured Pass-Through Certificates Series K-560, Class AS
Series FA-5667, REMIC, 4.63%, (SOFR 30-Day Average + 1.00%), 06/25/56 (a)	23,500	23,546
Government National Mortgage Association
Series 2012-Z-32, REMIC, 3.50%, 03/20/42	881	829
Interest Only, Series 2020-KI-16, REMIC, 3.50%, 02/20/50	7,447	1,502
Interest Only, Series 2021-IL-77, REMIC, 3.00%, 07/20/50	7,696	1,346
Interest Only, Series 2022-SA-22, REMIC, 0.00%, (3.60% - (SOFR 30-Day Average * 1)), 08/20/50 (a)	9,731	167
Interest Only, Series 2020-IE-160, REMIC, 2.50%, 10/20/50	30,726	4,564
Interest Only, Series 2020-MI-151, REMIC, 2.50%, 10/20/50	29,825	4,347
Interest Only, Series 2020-AI-173, REMIC, 2.50%, 11/20/50	12,421	1,873
Interest Only, Series 2020-SB-185, REMIC, 2.55%, (6.19% - (1 Month Term SOFR * 1)), 12/20/50 (a)	31,237	4,094
Interest Only, Series 2021-IM-15J, REMIC, 2.50%, 01/20/51	41,048	5,790
Interest Only, Series 2022-IA-218, REMIC, 2.50%, 01/20/51	23,211	3,131
Interest Only, Series 2021-IB-30, REMIC, 2.50%, 02/20/51	21,248	3,139
Interest Only, Series 2023-IO-19, REMIC, 2.50%, 02/20/51	33,617	4,950
Interest Only, Series 2021-IM-24, REMIC, 3.00%, 02/20/51	12,943	2,247
Interest Only, Series 2021-S-59, REMIC, 0.00%, (2.60% - (SOFR 30-Day Average * 1)), 04/20/51 (a)	13,885	90
Interest Only, Series 2021-SL-58, REMIC, 0.00%, (3.64% - (1 Month Term SOFR * 1)), 04/20/51 (a)	44,251	938
Interest Only, Series 2021-MI-91, REMIC, 3.00%, 05/20/51	43,713	7,323
Interest Only, Series 2021-IA-116, REMIC, 2.50%, 06/20/51	15,575	2,284
Interest Only, Series 2021-IK-114, REMIC, 3.00%, 06/20/51	29,849	5,163
Series 2021-LZ-177, REMIC, 3.00%, 10/20/51	17,819	11,432
Interest Only, Series 2022-IO-83, REMIC, 2.50%, 11/20/51	33,578	4,961
Interest Only, Series 2021-IQ-209, REMIC, 3.50%, 11/20/51	16,549	3,256
Interest Only, Series 2021-AI-221, REMIC, 3.50%, 12/20/51	23,195	4,271
Series 2022-Z-25, REMIC, 3.00%, 02/20/52	8,819	6,837
Series 2025-MF-208, REMIC, 4.61%, (SOFR 30-Day Average + 1.00%), 12/20/55 (a)	9,681	9,701
Series 2025-QF-208, REMIC, 4.61%, (SOFR 30-Day Average + 1.00%), 12/20/55 (a)	14,721	14,789
Government National Mortgage Association REMIC Trust 2020-095
Interest Only, Series 2020-IH-86, REMIC, 3.00%, 06/20/50	10,771	1,758
Interest Only, Series 2020-WI-86, REMIC, 3.00%, 06/20/50	22,043	3,768
		336,035

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Commercial Mortgage-Backed Securities 4.0%
Federal National Mortgage Association, Inc.
Series 2022-A1X-M4, REMIC, 2.54%, 05/25/30 (a)	8,939	8,518
Interest Only, Series 2020-X1-M15, REMIC, 1.56%, 09/25/31 (a)	32,748	1,642
Interest Only, Series 2020-AX-M21, REMIC, 1.91%, 01/25/58 (a)	24,564	2,398
Government National Mortgage Association
Interest Only, Series 2021-IO-84, REMIC, 0.79%, 04/16/61 (a)	71,565	3,778
Interest Only, Series 2022-IO-14, REMIC, 0.65%, 12/16/61 (a)	35,938	1,516
Interest Only, Series 2021-IO-20, REMIC, 1.14%, 08/16/62 (a)	51,241	3,588
Interest Only, REMIC, 0.82%, 02/16/63 (a)	51,474	3,015
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (a)	62,656	3,197
Interest Only, Series 2021-IO-45, REMIC, 0.81%, 04/16/63 (a)	10,266	539
Interest Only, Series 2021-IO-22, REMIC, 0.98%, 05/16/63 (a)	16,159	1,002
Interest Only, Series 2021-IO-129, REMIC, 0.98%, 06/16/63 (a)	75,711	5,038
Interest Only, Series 2021-IO-79, REMIC, 0.87%, 08/16/63 (a)	37,702	2,122
Interest Only, Series 2022-IO-130, REMIC, 0.38%, 11/16/63 (a)	74,305	2,496
Interest Only, Series 2021-IO-200, REMIC, 0.89%, 11/16/63 (a)	81,956	5,375
Interest Only, Series 2022-IO-131, REMIC, 0.50%, 06/16/64 (a)	88,524	4,135
Interest Only, Series 2022-IO-118, REMIC, 0.64%, 06/16/64 (a)	28,023	1,342
Interest Only, Series 2025-IO-21, REMIC, 0.95%, 04/16/65 (a)	38,489	2,745
Interest Only, Series 2024-AI-170, REMIC, 0.76%, 10/16/65 (a)	48,607	2,932
Interest Only, Series 2024-IO-158, REMIC, 1.08%, 12/16/65 (a)	47,647	3,538
Interest Only, Series 2025-IO-202, REMIC, 0.72%, 09/16/67 (a)	99,946	6,962
		65,878
U.S. Treasury Inflation Indexed Securities 1.5%
Treasury, United States Department of
0.38%, 07/15/27 (b)	7,678	7,550
1.63%, 10/15/27 (b)	10,095	10,046
0.50%, 01/15/28 (b)	7,736	7,538
		25,134
Total Government And Agency Obligations (cost $952,658)		916,884
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 43.0%
1345 Trust 2025-AOA
Series 2025-A-AOA, REMIC, 5.23%, (1 Month Term SOFR + 1.60%), 06/15/27 (a)	1,260	1,262
AASET 2024-1
Series 2024-A2-1A, 6.26%, 05/16/31 (c)	1,932	1,928
Series 2024-B-1A, 6.90%, 05/16/31 (c)	688	683
AASET 2024-2 Ltd
Series 2024-A-2A, 5.93%, 09/16/31 (c)	3,492	3,439
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 1.66%, (1 Month Term SOFR + 1.36%), 06/25/37 (a) (c) (d)	2,938	2,089
ACRA 2026-NQM1
Series 2026-A2-NQM1, 5.77%, 06/25/66 (c)	1,800	1,797
Series 2026-A3-NQM1, 5.93%, 06/25/66 (c)	1,200	1,198
ACRES 2025-FL3, LLC
Series 2025-A-FL3, REMIC, 5.26%, (1 Month Term SOFR + 1.62%), 08/18/40 (a)	1,797	1,803
Affirm Master Trust
Series 2025-A-1A, 4.99%, 02/15/33	2,000	2,006
Series 2026-A-1A, REMIC, 4.37%, 02/15/28	2,400	2,385
Aircraft Lease Securitisation Limited
Series 2007-2F5-M1, REMIC, 6.45%, 12/25/28 (a) (c) (d)	1,948	1,645
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	5,000	4,984
Series 2021-B-1A, 2.48%, 08/17/26	4,000	3,986
Series 2023-A2-1A, 6.00%, 08/15/28	1,500	1,492
Series 2026-A2I-1A, 5.91%, 06/15/31	3,000	3,007
Allegro CLO V-S Ltd
Series 2024-A1-2A, 5.17%, (3 Month Term SOFR + 1.50%), 07/24/37 (a)	3,000	3,006
Alternative Loan Trust 2005-43
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	1,321	1,037
Alternative Loan Trust 2005-45
Series 2005-2A1-53T2, REMIC, 4.92%, 11/25/35 (a) (d)	11,066	6,252
Alternative Loan Trust 2006-15CB
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	828	813
Alternative Loan Trust 2006-19CB
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	4,727	2,395
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 4.02%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (c) (d)	2,276	2,214
Alternative Loan Trust 2007-3T1
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	10,892	4,539
Alternative Loan Trust 2007-5CB
Interest Only, Series 2007-1A5-5CB, REMIC, 1.63%, (5.29% - (1 Month Term SOFR * 1)), 04/25/37 (a)	2,954	239
Series 2007-1A6-5CB, REMIC, 4.37%, (1 Month Term SOFR + 0.71%), 04/25/37 (a)	2,954	1,094
Angel Oak Mortgage Trust 2025-7
Series 2025-A3-7, REMIC, 5.92%, 06/25/29 (a) (c)	1,870	1,872
Series 2025-M1-7, REMIC, 6.35%, 06/25/29	3,800	3,793
Angel Oak Mortgage Trust 2026-1
Series 2026-A3-1, REMIC, 5.17%, 01/25/30 (c)	938	929
Apidos CLO XLIII Ltd
Series 2022-A1R-39A, 4.90%, (3 Month Term SOFR + 1.23%), 10/21/38 (a)	1,000	1,001
Apidos CLO XLVIII Ltd
Series 2024-A1-48A, 5.11%, (3 Month Term SOFR + 1.44%), 07/27/37 (a)	2,000	2,002
Arbor Realty Commercial Real Estate Notes 2022-Fl1, Ltd.
Series 2022-A-FL1, 5.04%, (SOFR 30-Day Average + 1.45%), 01/15/37 (a)	654	654
Arbor Realty Commercial Real Estate Notes 2025-FL1, LLC
Series 2025-A-FL1, 4.99%, (1 Month Term SOFR + 1.35%), 02/20/29 (a)	2,500	2,505
ARDN 2025-ARCP Mortgage Trust
Series 2025-A-ARCP, REMIC, 5.41%, (1 Month Term SOFR + 1.75%), 06/15/27 (a)	1,270	1,270
AREIT 2025-CRE10 LTD
Series 2025-A-CRE10, 5.02%, (1 Month Term SOFR + 1.38%), 07/19/38 (a)	2,710	2,713
Bain Capital Credit CLO 2022-6, Limited
Series 2022-A1R-6A, 5.03%, (3 Month Term SOFR + 1.37%), 01/22/38 (a)	1,500	1,503
Bain Capital Credit CLO 2024-6 Ltd
Series 2024-A1-6A, 5.00%, (3 Month Term SOFR + 1.33%), 01/21/38 (a)	5,000	5,016
Banc of America Alternative Loan Trust 2006-4
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	1,894	1,706
Bank 2020-BNK25
Series 2020-AS-BN25, REMIC, 2.84%, 01/17/30	306	281
Bank5 2024-5YR10
Series 2024-B-5YR10, REMIC, 6.14%, 10/17/29	2,747	2,776
Bank5 2025-5YR13
Series 2025-A3-5YR18, REMIC, 5.15%, 11/18/30	1,514	1,523
Barclays Mortgage Loan Trust 2026-NQM1
Series 2026-A1-NQM1, REMIC, 4.84%, 12/25/65 (c)	944	936

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Series 2026-A3-NQM1, REMIC, 5.24%, 12/25/65 (c)	944	932
Barrow Hanley CLO III Ltd
Series 2024-AR-3A, 4.91%, (3 Month Term SOFR + 1.27%), 04/20/38 (a)	3,500	3,502
Battalion CLO XXIII Ltd.
Series 2022-A1R-23A, 5.09%, (3 Month Term SOFR + 1.42%), 10/15/37 (a)	1,000	1,001
Bayswater Park CLO, Ltd.
Series 2023-A1R-1A, 4.89%, (3 Month Term SOFR + 1.21%), 01/20/39 (a)	1,000	1,000
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XA-C10, REMIC, 1.19%, 07/17/54 (a)	20,248	890
BBCMS Mortgage Trust 2021-C11
Interest Only, Series 2021-XA-C11, REMIC, 1.32%, 09/17/54 (a)	39,055	1,879
BBCMS Mortgage Trust 2021-C12
Interest Only, Series 2021-XA-C12, REMIC, 0.92%, 11/18/54 (a)	12,048	396
BBCMS Mortgage Trust 2021-C9
Interest Only, Series 2021-XA-C9, REMIC, 1.54%, 02/18/54 (a)	33,572	1,877
BBCMS Mortgage Trust 2024-5C25
Series 2024-AS-5C25, REMIC, 6.36%, 03/16/29 (a)	1,547	1,587
BBCMS Mortgage Trust 2024-5C29
Series 2024-A3-5C29, REMIC, 5.21%, 09/17/29	2,629	2,652
BBCMS Mortgage Trust 2025-5C34
Series 2026-AS-5C40, REMIC, 5.53%, 01/17/31	2,401	2,429
BBCMS Mortgage Trust 2025-5C37
Series 2025-A3-5C37, REMIC, 5.02%, 09/15/58	2,512	2,518
BBCMS Mortgage Trust 2025-5C38
Series 2025-A3-5C38, REMIC, 5.15%, 10/18/30	2,469	2,492
BBCMS Mortgage Trust 2026-5C41
Series 2026-A3-5C41, REMIC, 5.44%, 04/17/31	1,529	1,560
BDS 2024-FL13 LLC
Series 2024-A-FL13, 5.22%, (1 Month Term SOFR + 1.58%), 06/19/29 (a) (c)	2,335	2,338
BDS 2026-FL17 LLC
Series 2026-A-FL17, 4.99%, (1 Month Term SOFR + 1.35%), 05/19/43 (a) (c)	2,280	2,284
Bear Stearns Asset Backed Securities I LLC
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	51	50
Benchmark 2018-B7 Mortgage Trust
Interest Only, Series 2018-XA-B7, REMIC, 0.38%, 05/16/53 (a)	81,272	546
Benchmark 2020-B19 Mortgage Trust
Interest Only, Series 2020-XA-B19, REMIC, 1.65%, 09/17/53 (a)	30,159	1,177
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.23%, 07/17/54 (a)	19,279	833
Benchmark 2021-B29 Mortgage Trust
Interest Only, Series 2021-XB-B29, REMIC, 0.69%, 09/17/54 (a)	38,734	1,188
Benchmark 2024-V10 Mortgage Trust
Series 2024-A3-V10, REMIC, 5.28%, 09/17/29	2,650	2,679
Benchmark 2024-V6 Mortgage Trust
Series 2024-A3-V6, REMIC, 5.93%, 03/16/29	2,477	2,536
Benchmark 2024-V9 Mortgage Trust
Series 2024-A3-V9, REMIC, 5.60%, 08/17/29	2,636	2,685
Benchmark 2025-V17 Mortgage Trust
Series 2025-A3-V17, REMIC, 5.07%, 08/16/30	2,505	2,516
Benchmark 2025-V18 Mortgage Trust
Series 2025-AS-V18, REMIC, 5.59%, 10/18/30 (a)	1,235	1,249
Benchmark 2025-V19 Mortgage Trust
Series 2025-A3-V19, REMIC, 5.25%, 12/16/30	2,450	2,481
Benchmark 2026-B43 Mortgage Trust
Series 2026-A1-B43, REMIC, 4.65%, 05/16/31	1,508	1,498
Benchmark 2026-V21 Mortgage Trust
Series 2026-A3-V21, REMIC, 5.13%, 03/17/31	1,576	1,589
Benefit Street Partners CLO 46 Ltd
Series 2025-A-46A, 4.88%, (3 Month Term SOFR + 1.21%), 01/25/39 (a)	5,000	5,000
Benefit Street Partners CLO XXXVII Ltd
Series 2024-A-37A, 5.02%, (3 Month Term SOFR + 1.35%), 01/25/38 (a)	500	501
BFLD Trust 2025-EWEST
Series 2025-C-EWEST, REMIC, 5.73%, (1 Month Term SOFR + 2.10%), 06/15/27 (a)	1,270	1,271
BlueMountain CLO 2014-2 Ltd
Series 2014-BR2-2A, 5.69%, (3 Month Term SOFR + 2.01%), 10/21/30 (a)	3,000	3,006
BMO 2024-5C7 Mortgage Trust
Series 2024-AS-5C7, REMIC, 5.89%, 11/19/57 (a)	1,834	1,845
Bojangles Issuer LLC
Series 2024-A2-1A, 6.58%, 11/20/29	1,985	1,986
Brant Point CLO 2024-3, Ltd.
Series 2024-A1R-3A, 4.85%, (3 Month Term SOFR + 1.22%), 01/20/39 (a)	1,500	1,500
BRAVO Residential Funding Trust 2020-RPL1
Series 2020-M1-RPL1, REMIC, 3.25%, 05/25/59 (a)	4,500	4,301
BRAVO Residential Funding Trust 2023-NQM5
Series 2023-A1-NQM5, REMIC, 6.51%, 06/25/63 (c)	9,043	9,016
BRAVO Residential Funding Trust 2026-NQM3
Series 2026-A3-NQM3, REMIC, 5.34%, 11/25/65 (c)	951	944
Series 2026-M1-NQM3, REMIC, 5.63%, 11/25/65 (a)	1,000	981
Bridge Street CLO I Ltd
Series 2020-A1R-1A, 5.23%, (3 Month Term SOFR + 1.55%), 07/20/37 (a)	10,000	10,000
Series 2020-A1RR-1AR, 0.00%, (3 Month Term SOFR + 0.00%), 07/15/39 (a)	10,000	10,000
Bridgecrest Lending Auto Securitization Trust 2025-2
Series 2025-C-2, 5.17%, 01/18/28	2,000	2,008
BSTN Commercial Mortgage Trust 2025-HUB
Series 2025-A-HUB, REMIC, 4.90%, 04/15/31 (a)	1,080	1,067
BX Commercial Mortgage Trust 2018-BIOA
Series 2026-C-ALOHA, REMIC, 5.33%, (1 Month Term SOFR + 1.70%), 04/15/43 (a)	1,160	1,162
BX Commercial Mortgage Trust 2025-BCAT
Series 2025-A-BCAT, REMIC, 5.01%, (1 Month Term SOFR + 1.38%), 08/16/27 (a)	826	828
BX Commercial Mortgage Trust 2026-XL6
Series 2026-A-XL6, REMIC, 4.83%, (1 Month Term SOFR + 1.20%), 03/15/28 (a)	1,175	1,175
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (a)	1,860	1,717
BXP Trust 2017-GM
Series 2017-B-GM, REMIC, 3.42%, 06/15/27 (a)	1,140	1,130
Carlyle US CLO 2017-2, Ltd.
Series 2017-AR3-2AR, 0.00%, (3 Month Term SOFR + 0.00%), 07/20/37 (a)	2,500	2,500
Series 2017-AR2-2A, 5.17%, (3 Month Term SOFR + 1.49%), 07/20/37 (a)	2,500	2,500
Carlyle US CLO 2023-3 Ltd
Series 2023-A1R-3A, 4.90%, (3 Month Term SOFR + 1.23%), 10/15/38 (a)	1,000	1,003
Carrington Mortgage Loan Trust, Series 2007-RFC1
Series 2007-A3-RFC1, REMIC, 3.77%, (1 Month Term SOFR + 0.25%), 09/25/36 (a) (c) (d)	1,482	1,459
Carval CLO IX-C Ltd.
Series 2024-AR-1A, 4.98%, (3 Month Term SOFR + 1.32%), 04/20/37 (a)	1,000	1,009
Carval CLO X-C Ltd.
Series 2024-A-2A, 5.14%, (3 Month Term SOFR + 1.46%), 07/20/37 (a)	4,000	4,002

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Castlelake Aircraft Structured Trust 2026-1
Series 2026-A-1A, 5.07%, 03/15/33 (c)	2,938	2,882
CBAM 2017-1 Ltd
Series 2017-AR2-1A, 5.06%, (3 Month Term SOFR + 1.39%), 01/20/38 (a)	3,000	3,007
CD 2017-CD6 Mortgage Trust
Series 2017-C-CD6, REMIC, 4.26%, 11/15/27 (a)	243	229
Cedar Funding IX CLO Ltd
Series 2018-AR-9A, 5.10%, (3 Month Term SOFR + 1.42%), 07/20/37 (a)	1,000	1,002
CFCRE 2016-C4 Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 0.73%, 05/10/58 (a)	510	—
Chase Mortgage Finance Trust Series 2006-S2
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	6,300	2,117
CHL Mortgage Pass-Through Trust 2006-18
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	1,869	787
CHL Mortgage Pass-Through Trust 2007-8
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	2,122	778
CIM Trust 2023-R4
Series 2023-A1-R4, REMIC, 5.00%, 05/25/62	5,558	5,484
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 0.91%, 02/12/49 (a)	2,976	28
Citigroup Commercial Mortgage Trust 2016-P3
Interest Only, Series 2016-XA-P3, REMIC, 1.28%, 04/16/49 (a)	819	12
Citigroup Mortgage Loan Trust 2007-AR8
Series 2007-1A1A-AR8, REMIC, 3.58%, 07/25/47 (a)	1,095	928
CLI Funding IX LLC
Series 2025-A-1A, 5.35%, 06/22/37	1,811	1,816
CMALT (Citimortgage Alternative Loan Trust), Series 2006-A4
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	839	739
CMALT (Citimortgage Alternative Loan Trust), Series 2007-A5
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	628	584
COLT 2023-1 Mortgage Loan Trust
Series 2023-A1-1, REMIC, 6.05%, 04/25/68 (c)	3,207	3,201
COLT 2023-2 Mortgage Loan Trust
Series 2023-A1-2, REMIC, 6.60%, 07/25/68 (c)	2,117	2,110
COLT 2026-2 Mortgage Loan Trust
Series 2026-M1-2, REMIC, 5.42%, 03/25/71 (a)	3,050	2,987
COMM 2013-CCRE12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 0.23%, 10/15/46 (a)	1,209	3
COMM 2015-DC1 Mortgage Trust
Interest Only, Series 2015-XA-DC1, REMIC, 0.70%, 02/12/48 (a)	846	1
COMM 2016-DC2 Mortgage Trust
Series 2016-C-DC2, REMIC, 4.61%, 02/12/49 (a)	1,340	1,298
COMM 2018-HCLV Mortgage Trust
Series 2018-A-HCLV, REMIC, 4.92%, (1 Month Term SOFR + 1.30%), 09/15/33 (a)	2,125	2,009
CommonBond Student Loan Trust 2018-B-GS
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28	85	71
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	4,829	2,262
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,023	1,065
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	2,235	832
CSAIL 2019-C16 Commercial Mortgage Trust
Interest Only, Series 2019-XA-C16, REMIC, 1.53%, 06/17/52 (a)	8,365	292
CSMC 2019-RPL1 Trust
Series 2018-PT-SP3, REMIC, 4.26%, 09/25/58 (a)	12,444	10,827
CSMC 2020-SPT1 Trust
Series 2020-M1-SPT1, REMIC, 3.39%, 04/25/65 (a)	7,000	6,819
CSMC 2021-B33
Series 2021-A1-B33, REMIC, 3.05%, 10/10/31	767	724
Series 2021-A2-B33, REMIC, 3.17%, 10/10/31	2,130	1,903
CSMC 2021-RPL3 Trust
Series 2021-A1-RPL3, REMIC, 2.00%, 01/25/60 (a)	6,388	5,638
DBJPM 2016-C1 Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 0.97%, 05/12/49 (a)	1,082	5
Deephaven Residential Mortgage Trust 2026-INV1
Series 2026-A2-INV1, REMIC, 5.10%, 01/25/30 (c)	239	237
Series 2026-A3-INV1, REMIC, 5.20%, 01/25/30 (c)	478	473
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 2.81%, (1 Month Term SOFR + 0.41%), 09/25/47 (a) (c) (d)	8,412	7,291
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-Ar1
Series 2006-1A3-AR1, REMIC, 0.00%, (1 Month Term SOFR + 0.77%), 02/25/36 (a) (c) (d)	5,445	5,329
Series 2006-A2B-AB1, REMIC, 4.29%, 02/25/36 (a) (d)	2,418	2,223
DOLP Trust 2021-NYC
Series 2021-D-NYC, REMIC, 3.70%, 05/12/31	550	479
ELP Commercial Mortgage Trust 2025-ELP
Series 2025-C-ELP, REMIC, 5.14%, 11/15/30 (a)	1,200	1,191
First Franklin Mortgage Loan Trust, Series 2007-FF2
Series 2007-A1-FF2, REMIC, 1.78%, (1 Month Term SOFR + 0.25%), 03/25/37 (a) (c) (d)	4,587	2,405
First Horizon Mortgage Pass-Through Trust 2006-AR1
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	2,443	825
FMC GMSR Issuer Trust
Series 2021-A-GT1, 3.62%, 07/25/26 (c)	10,500	10,116
Series 2021-A-GT2, 3.85%, 10/25/26	11,300	10,891
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 4.97%, (1 Month Term SOFR + 1.58%), 05/18/38 (a) (c)	541	541
FS Trust 2026-HULA
Series 2026-A-HULA, REMIC, 5.08%, (1 Month Term SOFR + 1.45%), 03/15/28 (a)	1,190	1,193
GBX Leasing 2022-1 LLC
Series 2026-A-1A, 5.13%, 02/22/33	1,992	1,967
GGP Commercial Mortgage Trust 2026-SSP
Series 2026-A-SSP, REMIC, 5.12%, 07/07/31 (a)	760	761
GM Financial Consumer Automobile Receivables Trust 2024-1
Series 2024-A3-1, 4.85%, 12/18/28	1,990	1,995
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	1,948	1,626
GoodLeap Home Improvement Solutions Trust 2024-1
Series 2024-A-1A, REMIC, 5.35%, 04/20/33	884	878
Grace Trust
Series 2020-D-GRCE, REMIC, 2.68%, 12/12/30 (a)	1,345	1,182
GS Mortgage Securities Corp Trust 2018-TWR
Series 2018-A-TWR, REMIC, 4.82%, (1 Month Term SOFR + 1.20%), 07/15/31 (a) (c)	436	401
Series 2018-D-TWR, REMIC, 5.52%, (1 Month Term SOFR + 1.90%), 07/15/31 (a) (c)	1,000	140
Series 2018-E-TWR, REMIC, 6.02%, (1 Month Term SOFR + 2.40%), 07/15/31 (a) (c)	1,000	100
Series 2018-F-TWR, REMIC, 6.72%, (1 Month Term SOFR + 3.10%), 07/15/31 (a) (c)	1,000	82
Series 2018-G-TWR, REMIC, 7.85%, (1 Month Term SOFR + 4.22%), 07/15/31 (a) (c)	1,000	82
GS Mortgage Securities Corp.
Series 2006-AF5B-7, REMIC, 1.72%, 03/25/46 (a) (c) (d)	3,465	1,166
GS Mortgage Securities Trust 2015-GC34
Series 2015-B-GC34, REMIC, 0.00%, 10/13/48 (a) (d)	782	479

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Interest Only, Series 2015-XA-GC34, REMIC, 0.63%, 10/13/48 (a)	1,012	6
GS Mortgage Securities Trust 2016-GS3
Interest Only, Series 2016-XA-GS3, REMIC, 1.09%, 10/13/49 (a)	7,463	11
GS Mortgage Securities Trust 2017-GS7
Interest Only, Series 2017-C-2, REMIC, 1.17%, 08/12/50 (a)	30,348	163
GS Mortgage Securities Trust 2018-GS9
Series 2018-C-GS9, REMIC, 4.34%, 03/10/28 (a)	2,000	1,757
GS Mortgage Securities Trust 2019-GC38
Interest Only, Series 2019-XA-GC38, REMIC, 1.00%, 02/12/52 (a)	36,769	834
GS Mortgage Securities Trust 2020-GC45
Interest Only, Series 2020-XA-GC45, REMIC, 0.61%, 02/14/53 (a)	45,105	781
GS Mortgage-Backed Securities Trust 2026-NQM1
Series 2026-A1-NQM1, REMIC, 4.87%, 01/25/30 (a) (c)	1,328	1,313
Series 2026-A2-NQM1, REMIC, 5.12%, 01/25/30 (c)	221	219
Series 2026-A3-NQM1, REMIC, 5.23%, 01/25/30 (c)	443	437
GSR Mortgage Loan Trust 2006-OA1
Series 2006-3A2-OA1, REMIC, 1.20%, (COFI 11D (11th District Cost of Funds) + 1.50%), 08/25/46 (a) (d)	12,564	1,891
GWT Commercial Mortgage Trust 2024-WLF2
Series 2024-A-WLF2, REMIC, 5.32%, (1 Month Term SOFR + 1.69%), 05/15/41 (a)	2,500	2,506
Halcyon Loan Advisors Funding 2013-2 Ltd.
Series 2013-D-2A, 7.72%, (3 Month Term SOFR + 4.06%), 08/01/26 (a)	46	46
HalseyPoint CLO II, Ltd.
Series 2020-AR-2A, 5.20%, (3 Month Term SOFR + 1.52%), 07/20/37 (a)	6,000	6,004
HERO Funding Trust 2016-4A
Series 2016-A2-4A, REMIC, 4.29%, 09/20/37	1,246	1,182
Home Partners of America 2018-1 Trust
Series 2021-D-1, REMIC, 2.48%, 09/19/29	2,106	1,922
Series 2021-E-1, REMIC, 2.58%, 09/19/29	963	875
Series 2021-F-1, REMIC, 3.33%, 09/19/29	1,109	1,018
HOMES 2026-AFC1 Trust
Series 2026-A3-AFC1, REMIC, 5.30%, 02/25/30 (c)	1,387	1,373
Horizon Aircraft Finance III Limited
Series 2024-A-I, 5.38%, 09/15/31 (c)	2,281	2,179
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A2-NC1, REMIC, 2.81%, (1 Month Term SOFR + 0.25%), 04/25/37 (a) (c) (d)	1,653	1,048
Series 2007-A4-NC1, REMIC, 2.81%, (1 Month Term SOFR + 0.39%), 04/25/37 (a) (c) (d)	7,781	4,933
INCREF 2025-FL1 LLC
Series 2025-A-FL1, 5.37%, (1 Month Term SOFR + 1.73%), 10/22/42 (a) (c)	2,530	2,537
IndyMac INDA Mortgage Loan Trust 2006-AR2
Series 2006-4A1-AR2, REMIC, 4.14%, 09/25/36 (a)	470	444
IndyMac MBS, Inc.
Series 2005-A6-A8CB, REMIC, 5.00%, 07/25/35	6,119	2,813
Iskandar Enterprise LLC
Series 2026-A23-1A, 5.54%, 04/15/31	3,250	3,231
Ixis Real Estate Capital Trust 2006-HE1
Series 2006-A4-HE1, REMIC, 1.33%, (1 Month Term SOFR + 0.71%), 03/25/36 (a) (c) (d)	3,720	1,785
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-NLP
Series 2022-A-NLP, REMIC, 4.47%, (1 Month Term SOFR + 0.85%), 04/15/37 (a)	2,536	2,517
J.P. Morgan Mortgage Acquisition Trust 2006-HE3
Series 2006-A3-HE3, REMIC, 4.01%, (1 Month Term SOFR + 0.33%), 01/25/34 (a) (c) (d)	3,714	3,484
Series 2006-A4-HE3, REMIC, 4.02%, (1 Month Term SOFR + 0.43%), 07/25/36 (a) (c) (d)	1,388	1,303
Series 2006-A5-HE3, REMIC, 4.02%, (1 Month Term SOFR + 0.59%), 11/25/36 (a) (c) (d)	3,590	3,347
Series 2006-A5-WMC4, REMIC, 1.85%, (1 Month Term SOFR + 0.32%), 12/25/36 (a) (c) (d)	18,936	9,285
J.P. Morgan Resecuritization Trust, Series 2009-10 Trust
Series 2009-4A2-10, REMIC, 1.13%, 03/26/37 (a)	671	777
JPMBB Commercial Mortgage Securities Trust 2015-C33
Series 2015-C-C33, REMIC, 4.80%, 12/17/48 (a)	2,224	2,128
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-B-JP2, REMIC, 3.46%, 07/17/26	2,500	2,297
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.42%, 06/17/49 (a)	4,736	30
JPMDB Commercial Mortgage Securities Trust 2019-COR6
Series 2019-AS-COR6, REMIC, 3.41%, 11/15/29	4,415	3,842
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Interest Only, Series 2020-XA-COR7, REMIC, 1.76%, 05/15/53 (a)	32,561	1,292
Katayma CLO II, Ltd.
Series 2024-A1-2A, 5.33%, (3 Month Term SOFR + 1.65%), 04/20/37 (a)	1,000	1,001
Labrador Aviation Finance Limited
Series 2016-A1-1A, 4.30%, 01/15/42 (c)	2,212	2,371
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.01%, (1 Month Term SOFR + 1.39%), 11/01/29 (a) (c)	1,680	1,682
Long Beach Mortgage Loan Trust 2006-2
Series 2006-2A3-2, REMIC, 1.07%, (1 Month Term SOFR + 0.49%), 04/25/36 (a) (c) (d)	13,020	3,915
LSTAR Commercial Mortgage Trust 2017-5
Interest Only, Series 2017-X-5, REMIC, 0.80%, 03/11/50 (a)	22,045	44
Luminace Abs-2024 Issuer LLC
Series 2024-A-1, 5.87%, 10/30/31	1,137	1,131
Magnetite XL, Limited
Series 2024-A1-40A, 5.12%, (3 Month Term SOFR + 1.45%), 07/15/37 (a)	2,000	2,003
MAPS 2026-1 Trust
Series 2026-A-1A, REMIC, 5.20%, 01/15/33 (c)	2,424	2,372
Marble Point CLO XXV Ltd
Series 2022-A1RR-2A, 4.87%, (3 Month Term SOFR + 1.19%), 10/20/36 (a)	2,000	1,997
Master Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	1,614	868
MASTR Adjustable Rate Mortgages Trust 2007-R5
Series 2007-A1-R5, REMIC, 5.16%, 11/25/35 (a)	7,918	3,267
MASTR Alternative Loan Trust 2007-1
Series 2007-2A1-1, REMIC, 6.50%, 10/25/36	2,578	722
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1
Series 2007-1A1-OAR5, REMIC, 3.29%, 10/25/47 (a)	9,501	2,374
Merrill Lynch Mortgage Capital Inc.
Series 2006-A1-AR1, REMIC, 1.34%, (1 Month Term SOFR + 0.44%), 03/25/37 (a) (c) (d)	26,477	8,680
Merrill Lynch Mortgage Investors Trust, Series 2006-HE3
Series 2006-A3-HE3, REMIC, 1.01%, (1 Month Term SOFR + 0.41%), 06/25/37 (a) (c) (d)	15,797	3,829
MetroNet Infrastructure Issuer LLC
Series 2026-A2-1A, 5.27%, 04/20/31	1,000	999
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 4.83%, (1 Month Term SOFR + 1.19%), 10/21/36 (a)	401	401
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 4.96%, (1 Month Term SOFR + 1.35%), 02/20/37 (a)	312	312

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
MF1 2024-FL15 LLC
Series 2024-A-FL15, 5.31%, (1 Month Term SOFR + 1.69%), 08/18/41 (a)	1,090	1,094
MF1 2025-FL17 LLC
Series 2025-A-FL17, 4.96%, (1 Month Term SOFR + 1.32%), 02/21/40 (a)	1,583	1,585
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (c)	7,779	7,766
MFA 2026-NQM1 Trust
Series 2026-M1-NQM1, REMIC, 5.59%, 02/25/71	1,250	1,223
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.03%, 01/15/49 (a)	2,740	15
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
Interest Only, Series 2016-XA-C30, REMIC, 1.15%, 09/17/49 (a)	1,865	—
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Series 2016-C-C31, REMIC, 4.21%, 10/19/26 (a)	2,360	2,204
Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C2
Series 2025-A3-5C2, REMIC, 5.11%, 11/18/30	2,479	2,497
Morgan Stanley Capital I Trust 2019-L3
Series 2019-AS-L3, REMIC, 3.49%, 11/16/29 (a)	3,847	3,619
Interest Only, Series 2019-XA-L3, REMIC, 0.60%, 11/18/52 (a)	65,073	1,156
Morgan Stanley Capital I Trust 2024-NSTB
Series 2024-A-NSTB, REMIC, 3.90%, 07/25/32 (a) (c)	2,209	2,173
Morgan Stanley Mortgage Loan Trust 2006-16AX
Series 2006-A2C-WMC2, REMIC, 1.07%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (c) (d)	16,564	5,481
Morgan Stanley Mortgage Loan Trust 2007-12
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,082	346
Morgan Stanley Mortgage Loan Trust 2007-8XS
Series 2007-A1-8XS, REMIC, 1.26%, 04/25/37 (a) (d)	876	441
Morgan Stanley Residential Mortgage Loan Trust 2026-NQM2
Series 2026-M1-NQM2, REMIC, 5.48%, 01/25/71	1,500	1,462
Mosaic Solar Loan Trust 2020-1
Series 2020-B-1A, 3.10%, 11/22/32	1,083	887
MRCD 2019-PARK Mortgage Trust
Series 2019-F-PARK, REMIC, 2.72%, 12/15/36	1,018	643
MTN Commercial Mortgage Trust 2026-LPFX
Series 2026-A-LPFX, REMIC, 4.55%, 05/15/31 (a)	770	768
Natixis Commercial Mortgage Securities Trust 2020-2PAC
Series 2020-D-2PAC, REMIC, 3.75%, 12/16/38	4,415	4,144
Navient Refinance Loan Trust 2025-C
Series 2025-A-C, 4.80%, 10/15/55	2,419	2,412
NBC Funding LLC
Series 2024-A2-1A, 6.75%, 07/30/31	1,485	1,495
Neighborly Issuer 2022-1
Series 2022-A2-1A, 3.70%, 01/30/29	1,915	1,818
New Residential Mortgage Loan Trust 2020-RPL1
Series 2020-M2-RPL1, REMIC, 3.50%, 11/25/59 (a)	5,300	4,608
New Residential Mortgage Loan Trust 2025-NQM5
Series 2025-A3-NQM5, REMIC, 5.46%, 08/25/65 (a) (c)	686	680
Series 2025-M1-NQM5, REMIC, 6.09%, 08/25/65 (a)	1,150	1,151
New Residential Mortgage Loan Trust 2026-NQM1
Series 2026-A1-NQM1, REMIC, 4.82%, 11/25/65 (a) (c)	2,137	2,114
Series 2026-A2-NQM1, REMIC, 5.08%, 11/25/65 (c)	465	459
Series 2026-A3-NQM1, REMIC, 5.18%, 11/25/65 (c)	465	459
New Residential Mortgage Loan Trust 2026-NQM7
Series 2026-A3-NQM7, REMIC, 5.77%, 06/25/66 (c)	3,961	3,953
NJ 2025-WBRK Mortgage Trust
Series 2025-A-WBRK, REMIC, 5.87%, 03/07/30	1,814	1,852
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-3A-AR1, REMIC, 4.44%, 02/25/36 (a)	332	207
Nomura Resecuritization Trust 2011-4R
Series 2011-2A10-4RA, REMIC, 3.91%, 07/26/41 (a)	4,892	4,146
NYC Commercial Mortgage Trust 2021-909
Series 2026-B-9W57, REMIC, 5.18%, 06/06/31 (a)	1,140	1,135
NYMT Loan Trust 2026-INV1
Series 2026-A1-INV1, REMIC, 4.77%, 02/25/61 (a) (c)	1,376	1,357
Series 2026-A2-INV1, REMIC, 5.05%, 02/25/61 (c)	491	484
Series 2026-A3-INV1, REMIC, 5.20%, 02/25/61 (c)	491	486
OBX 2022-NQM7 Trust
Series 2022-A1-NQM7, REMIC, 5.11%, 08/25/62 (c)	2,952	2,944
OBX 2026-NQM2 Trust
Series 2026-A1-NQM2, REMIC, 4.82%, 01/25/30 (a) (c)	1,718	1,699
Oceanview Mortgage Trust 2026-SBC1
Series 2026-A-1, REMIC, 5.10%, 08/25/55 (a)	2,826	2,793
OCP CLO 2017-13 Ltd
Series 2017-AR2-13A, 5.01%, (3 Month Term SOFR + 1.34%), 11/26/37 (a)	1,000	1,001
Palmer Square CLO 2018-2, Ltd.
Series 2018-A1R2-2AR, REMIC, 4.88%, (3 Month Term SOFR + 1.21%), 04/16/37 (a)	1,000	1,005
Peebles Park CLO, Ltd.
Series 2024-AR-1AR, 4.86%, (3 Month Term SOFR + 1.22%), 04/21/37 (a)	3,000	3,016
Phantom Aviation
Series 2026-A-1, 5.24%, 01/18/33 (c)	2,953	2,903
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.86%, 09/25/47 (a)	3,720	3,463
Pret 2025-NPL7 LLC
Series 2025-A1-NPL7, 5.66%, 07/25/55 (c)	4,350	4,350
Progress Residential 2021-SFR5 Trust
Series 2021-E1-SFR5, REMIC, 2.21%, 07/17/26	15,840	15,805
Progress Residential 2021-SFR8 Trust
Series 2021-E2-SFR8, REMIC, 2.53%, 10/19/26	5,100	5,058
PRPM 2024-6, LLC.
Series 2024-A1-6, REMIC, 5.70%, 11/25/27 (c)	8,190	8,190
PRPM 2024-7 LLC
Series 2024-A1-7, 5.87%, 11/25/27 (c)	1,327	1,327
PRPM 2025-5, LLC
Series 2025-A1-5, 5.73%, 07/25/30 (a) (c)	6,127	6,104
PRPM 2026-NQM1 Trust
Series 2026-A3-NQM1, REMIC, 5.44%, 02/25/71 (c)	951	944
Series 2026-M1-NQM1, REMIC, 5.72%, 02/25/71 (a)	2,000	1,949
QTS Issuer ABS II LLC
Series 2025-B-1A, 5.78%, 10/05/55	3,500	3,336
RALI Series 2006-QS4 Trust
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	1,159	933
RALI Series 2006-QS5 Trust
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	1,106	953
Rate Adjustable Mortgage Trust
Series 2005-6A21-4, REMIC, 4.71%, 08/25/35 (a)	2,348	1,970

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
RBSGC Mortgage Loan Trust 2007-B
Series 2007-1A4-B, REMIC, 4.21%, (1 Month Term SOFR + 0.56%), 12/25/36 (a)	2,084	1,065
Interest Only, Series 2007-1A6-B, REMIC, 2.29%, (5.94% - (1 Month Term SOFR * 1)), 01/25/37 (a)	2,084	201
RBSGC Mortgage Loan Trust, 2007-A
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	1,941	1,804
RCKT Mortgage Trust 2026-CES6
Series 2026-A1A-CES6, REMIC, 5.45%, 06/25/56 (c)	1,000	1,000
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 4.99%, 01/25/36 (a)	3,447	2,406
Residential Asset Securitization Trust 2006-A12
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	9,075	2,952
Residential Asset Securitization Trust 2006-A6
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	2,383	1,089
Residential Asset Securitization Trust 2007-A3
Series 2007-1A1-A3, REMIC, 4.21%, (1 Month Term SOFR + 0.56%), 04/25/37 (a)	5,000	1,742
Series 2007-1A2-A3, REMIC, 17.54%, (45.51% - (1 Month Term SOFR * 7.67)), 04/25/37 (a)	652	614
Residential Asset Securitization Trust 2007-A6
Series 2007-2A1-A6, REMIC, 6.50%, 06/25/37	2,916	513
Residential Asset Securitization Trust 2007-A8
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	15,031	6,315
Retained Vantage Data Centers Issuer LLC
Series 2024-B-1A, 5.78%, 09/15/29	300	291
RFMSI Series 2006-S6 Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	134	116
RFMSI Series 2007 S7 Trust
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	882	737
RFMSI Series 2007-S2 Trust
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	436	327
RFMSI Series 2007-S4 Trust
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	471	371
RFMSI Series 2007-S5 Trust
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	3,530	2,900
Rockford Tower CLO 2024-1 Ltd
Series 2024-A1-1A, 5.29%, (3 Month Term SOFR + 1.61%), 04/20/37 (a)	2,000	2,000
Securitized Asset Backed Receivables LLC Trust 2006-Nc3
Series 2006-A2B-NC3, REMIC, 1.19%, (1 Month Term SOFR + 0.41%), 09/25/36 (a) (c) (d)	14,976	4,555
SFO Commercial Mortgage Trust 2021-555
Series 2021-B-555, REMIC, 5.24%, (1 Month Term SOFR + 1.61%), 05/15/28 (a)	1,330	1,328
SHOPS Commercial Mortgage Trust 2026-CSTL
Series 2026-A-CSTL, REMIC, 4.81%, 05/15/39 (a)	1,150	1,142
SLG Office Trust 2021-OVA
Series 2021-E-OVA, REMIC, 2.85%, 07/17/31	2,180	1,865
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.53%, 05/25/30 (a)	68	65
SoFi Consumer Loan Program 2025-2 Trust
Series 2025-C-2, 5.22%, 06/25/34	5,000	4,995
SoFi Consumer Loan Program 2025-4 Trust
Series 2025-D-4, 5.27%, 08/25/35	3,300	3,263
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 5.09%, (3 Month Term SOFR + 1.41%), 04/18/31 (a) (e)	558	558
Sound Point CLO IX Ltd
Series 2015-BRRR-2A, 5.74%, (3 Month Term SOFR + 2.06%), 07/20/32 (a)	850	851
Sound Point CLO XXI Ltd
Series 2018-A1AR-3A, 4.97%, (3 Month Term SOFR + 1.30%), 10/27/31 (a)	725	725
Sound Point CLO XXIII
Series 2019-AR-2A, 5.10%, (3 Month Term SOFR + 1.43%), 07/17/34 (a)	2,000	2,001
Starm Mortgage Loan Trust 2007-2
Series 2007-4A1-2, REMIC, 6.07%, 04/25/37 (a)	365	152
Starwood Mortgage Residential Trust 2021-2
Series 2021-B1-2, REMIC, 2.75%, 05/25/65 (a)	5,537	4,956
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2005-2A-21, REMIC, 5.14%, 11/25/35 (a)	2,297	1,850
Structured Asset Investment Loan Trust 2006-3
Series 2006-A1-3, REMIC, 2.18%, (1 Month Term SOFR + 0.27%), 06/25/36 (a) (c) (d)	4,238	2,553
Structured Asset Investment Loan Trust 2006-4
Series 2006-A5-4, REMIC, 1.58%, (1 Month Term SOFR + 0.42%), 07/25/36 (a) (c) (d)	20,229	6,937
Structured Asset Investment Loan Trust 2006-BNC3
Series 2006-A1-BNC3, REMIC, 2.51%, (1 Month Term SOFR + 0.29%), 09/25/36 (a) (c) (d)	4,338	2,547
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	4,835	2,123
Sunnova Helios III Issuer, LLC
Series 2019-A-AA, 3.75%, 06/20/29	1,318	1,216
Sunnova Sol II Issuer, LLC
Series 2020-A-2A, 2.73%, 10/30/30	3,144	2,688
Switch ABS Issuer, LLC
Series 2025-B-2A, 6.24%, 10/25/30	750	727
Series 2024-A2-2A, 5.44%, 06/25/54	2,200	2,176
Series 2026-A21-1A, 5.61%, 03/27/56	250	251
Taco Bell Funding, LLC
Series 2021-A23-1A, 2.54%, 08/25/31	3,930	3,463
Tesla Sustainable Energy Trust 2024-1
Series 2024-A3-1A, 5.29%, 12/22/31	2,450	2,413
Trackside Rail LLC
Series 2026-A-1A, 4.89%, 03/20/31 (c)	994	973
Trestles CLO 2017-1, Ltd.
Series 2021-AR1-4A, 4.94%, (3 Month Term SOFR + 1.28%), 11/01/38 (a)	2,000	2,004
Tricon Residential 2025-SFR2 Trust
Series 2025-A-SFR2, 5.20%, 07/31/44	3,330	3,364
UBS Commercial Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.61%, 06/17/50 (a)	12,250	88
Unity-Peace Park CLO Ltd
Series 2022-A1R-1A, 4.74%, (3 Month Term SOFR + 1.06%), 04/20/35 (a)	2,000	1,999
Upgrade Master Pass-Thru Trust
Series 2025-A-ST1, 5.44%, 02/15/29	500	500
Upstart Securitization Trust 2024-1
Series 2024-A-1, 5.33%, 11/20/34	477	477
Upstart Securitization Trust 2025-3
Series 2025-B-3, 5.02%, 09/20/35	3,000	2,985
Upstart Securitization Trust 2025-4
Series 2025-A2-4, 4.83%, 11/20/26	2,612	2,611
Vantage Data Centers Issuer, LLC
Series 2025-A2-2A, 5.24%, 11/15/55	2,440	2,379
Vegas Trust 2024-TI
Series 2024-A-TI, REMIC, 5.52%, 11/15/27	937	935
Velocity Commercial Capital Loan Trust 2017-2
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (a)	29	29
Velocity Commercial Capital Loan Trust 2026-2
Series 2026-A-2, REMIC, 5.45%, 11/25/33 (a)	2,982	2,965
Verus Securitization Trust 2024-9
Series 2024-M1-9, REMIC, 6.20%, 11/25/69 (a)	4,000	4,021
Verus Securitization Trust 2026-R1
Series 2026-A1-R1, REMIC, 4.83%, 10/25/67 (a) (c)	1,024	1,011
Series 2026-A2-R1, REMIC, 5.03%, 10/25/67 (c)	233	229
Series 2026-A3-R1, REMIC, 5.19%, 10/25/67 (c)	233	230
Visio 2021-1R Trust
Series 2021-M1-1R, REMIC, 2.73%, 05/25/56	6,161	5,585
Warwick Capital CLO 4 Ltd.
Series 2024-A1-4A, 5.08%, (3 Month Term SOFR + 1.40%), 07/20/37 (a)	3,000	3,002

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 0.00%, (1 Month Term SOFR + 0.29%), 10/25/36 (a) (c) (d)	49	17
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	836	666
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	1,493	1,188
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust
Series 2006-A4-7, REMIC, 1.37%, 09/25/36 (a) (c) (d)	16,237	4,110
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	735	734
Wells Fargo & Company
Series 2016-C-LC24, REMIC, 4.54%, 09/17/26 (a)	2,000	1,904
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	850	740
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	711	617
Wells Fargo Alternative Loan 2007-PA5 Trust
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	289	239
Wells Fargo Commercial Mortgage Trust 2015-C31
Series 2015-C-C31, REMIC, 4.92%, 11/18/48 (a)	10	10
Wells Fargo Commercial Mortgage Trust 2017-C39
Interest Only, Series 2017-XA-C39, REMIC, 1.05%, 09/16/50 (a)	61,174	549
Wells Fargo Commercial Mortgage Trust 2017-RC1
Interest Only, Series 2017-XA-RC1, REMIC, 1.37%, 01/16/60 (a)	14,133	66
Wells Fargo Commercial Mortgage Trust 2019-C54
Interest Only, Series 2019-XA-C54, REMIC, 0.82%, 12/17/52 (a)	32,937	775
Wells Fargo Commercial Mortgage Trust 2020-C55
Interest Only, Series 2020-XA-C55, REMIC, 1.27%, 02/18/53 (a)	55,622	2,129
Wells Fargo Commercial Mortgage Trust 2020-C56
Interest Only, Series 2020-XA-C56, REMIC, 1.26%, 06/17/53 (a)	47,315	1,690
Wells Fargo Commercial Mortgage Trust 2025-5C7
Series 2025-A3-5C7, REMIC, 5.20%, 12/15/58	2,463	2,486
Wells Fargo Commercial Mortgage Trust 2026-5C10
Series 2026-A3-5C10, REMIC, 5.79%, 06/17/59	1,612	1,662
Wells Fargo Commercial Mortgage Trust 2026-5C8
Series 2026-A3-5C8, REMIC, 5.03%, 02/18/31	1,190	1,193
Series 2026-C-5C8, REMIC, 5.55%, 02/18/31	1,190	1,167
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	416	382
World Omni Auto Receivables Trust 2025-D
Series 2025-A2A-D, 3.91%, 07/15/27	2,512	2,510
Total Non-U.S. Government Agency Asset-Backed Securities (cost $822,837)		712,246
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.5%
JNL Government Money Market Fund - Class I, 3.53% (f) (g)	24,890	24,890
Total Short Term Investments (cost $24,890)		24,890
Total Investments 99.8% (cost $1,800,385)		1,654,020
Other Derivative Instruments (0.1)%		(1,768)
Other Assets and Liabilities, Net 0.3%		5,601
Total Net Assets 100.0%		1,657,853

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(d) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $558 and 0.0% of the Fund.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/DoubleLine Total Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	39,269	270,418	284,797	355	—	—	24,890	1.5

JNL/DoubleLine Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	3,170	October 2026	653,587	(372)	(146)
United States 5 Year Note	3,435	October 2026	366,262	(644)	1,444
United States Long Bond	1,675	September 2026	184,484	(1,099)	5,628
				(2,115)	6,926
Short Contracts
United States 10 Year Ultra Bond	(340)	September 2026	(37,676)	133	(564)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/DoubleLine Total Return Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
United States Ultra Bond	(285)	September 2026	(32,017)	214	(1,087)
				347	(1,651)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	916,884	—	916,884
Non-U.S. Government Agency Asset-Backed Securities	—	712,246	—	712,246
Short Term Investments	24,890	—	—	24,890
	24,890	1,629,130	—	1,654,020
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	7,072	—	—	7,072
	7,072	—	—	7,072
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,797)	—	—	(1,797)
	(1,797)	—	—	(1,797)
1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Dreyfus Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 53.4%
U.S. Treasury Bill 20.9%
Treasury, United States Department of
3.60%, 07/02/26 (a)	36,300	36,296
3.67%, 07/09/26 (a)	33,000	32,972
3.66%, 07/14/26 - 11/05/26 (a)	52,000	51,799
3.65%, 07/21/26 (a)	17,000	16,966
3.57%, 07/23/26 (a)	25,000	24,946
3.55%, 08/13/26 (a)	7,000	6,971
3.68%, 08/18/26 (a)	12,200	12,141
3.66%, 08/25/26 (a)	1,000	995
3.58%, 09/03/26 (a)	10,000	9,937
3.66%, 09/08/26 (a)	7,900	7,845
3.62%, 09/10/26 (a)	19,600	19,462
3.67%, 09/15/26 - 11/19/26 (a)	30,300	29,995
3.63%, 09/17/26 (a)	7,000	6,946
3.68%, 09/24/26 (a)	13,000	12,889
3.68%, 09/29/26 (a)	10,000	9,909
3.66%, 10/01/26 (a)	17,300	17,141
3.69%, 10/06/26 (a)	11,000	10,892
3.67%, 10/08/26 (a)	5,500	5,445
3.72%, 10/13/26 (a)	12,000	11,873
3.66%, 10/15/26 (a)	15,550	15,385
3.64%, 10/22/26 (a)	9,100	8,998
3.82%, 10/27/26 (a)	8,000	7,901
3.64%, 10/29/26 (a)	11,900	11,758
3.67%, 11/12/26 (a)	12,700	12,529
3.60%, 11/27/26 (a)	43,900	43,256
3.72%, 12/03/26 (a)	12,000	11,811
3.73%, 12/17/26 (a)	9,200	9,041
3.71%, 12/24/26 (a)	25,100	24,651
3.44%, 01/21/27 (a)	24,000	23,539
3.53%, 03/18/27 (a)	8,600	8,384
3.61%, 04/15/27 (a)	13,800	13,407
3.70%, 05/13/27 (a)	4,200	4,065
		520,145
U.S. Treasury Note 15.4%
Treasury, United States Department of
4.38%, 07/31/26	1,100	1,101
3.75%, 08/31/26 - 04/30/27	21,600	21,596
3.50%, 09/30/26	11,700	11,694
4.63%, 10/15/26 - 06/15/27	5,500	5,532
1.13%, 10/31/26	6,700	6,645
3.93%, (3 Month Treasury + 0.20%), 10/31/26 (b)	40,300	40,306
4.13%, 10/31/26 - 02/28/27	24,500	24,566
4.25%, 11/30/26 - 03/15/27	37,000	37,122
1.25%, 12/31/26	8,000	7,908
1.50%, 01/31/27	4,100	4,053
3.87%, (3 Month Treasury + 0.10%), 01/31/27 (b)	48,300	48,300
1.88%, 02/28/27	8,700	8,601
2.50%, 03/31/27	2,000	1,983
3.88%, 03/31/27 - 05/31/27	38,000	38,056
4.50%, 04/15/27	4,000	4,026
2.75%, 04/30/27	2,000	1,983
3.94%, (3 Month Treasury + 0.16%), 04/30/27 (b)	15,400	15,400
2.63%, 05/31/27	5,700	5,637
3.89%, (3 Month Treasury + 0.16%), 07/31/27 (b)	32,200	32,190
3.92%, (3 Month Treasury + 0.19%), 10/31/27 (b)	24,300	24,311
3.87%, (3 Month Treasury + 0.10%), 01/31/28 (b)	33,600	33,596
3.83%, (3 Month Treasury + 0.10%), 04/30/28 (b)	10,200	10,202
		384,808
U.S. Government Agency Obligations 15.2%
Council of Federal Home Loan Banks
3.62%, (SOFR + 0.01%), 07/10/26 - 08/21/26 (b) (c)	28,200	28,200
3.63%, (SOFR + 0.01%), 08/13/26 (b) (c)	8,800	8,800
3.63%, (SOFR + 0.01%), 08/18/26 - 09/28/26 (b) (c)	15,300	15,300
3.64%, (SOFR + 0.02%), 09/18/26 - 11/09/26 (b) (c)	29,700	29,700
3.65%, (SOFR + 0.03%), 10/19/26 - 11/02/26 (b) (c)	17,900	17,900
3.80%, 11/06/26 (c)	21,800	21,800
3.84%, 11/06/26 (c)	11,000	11,000
3.65%, (SOFR + 0.03%), 11/24/26 - 12/22/26 (b) (c)	25,400	25,400
3.66%, (SOFR + 0.04%), 12/17/26 - 01/21/27 (b) (c)	20,400	20,400
3.66%, (SOFR + 0.04%), 01/28/27 (b) (c)	6,500	6,500
3.72%, (SOFR + 0.10%), 03/16/27 - 03/18/27 (b) (c)	7,400	7,400
3.67%, (SOFR + 0.05%), 05/20/27 (b) (c)	4,200	4,200
3.67%, (SOFR + 0.06%), 05/27/27 (b) (c)	5,000	5,000
3.73%, (SOFR + 0.11%), 07/16/27 (b) (c)	1,300	1,300
3.74%, (SOFR + 0.12%), 08/11/27 - 08/12/27 (b) (c)	6,500	6,500
3.76%, (SOFR + 0.14%), 08/26/27 (b) (c)	4,000	4,000
3.76%, (SOFR + 0.14%), 09/23/27 (b) (c)	2,800	2,800
3.80%, (SOFR + 0.18%), 10/08/27 (b) (c)	9,900	9,900
3.77%, (SOFR + 0.15%), 11/19/27 (b) (c)	6,900	6,900
3.71%, (SOFR + 0.09%), 03/30/28 (b) (c)	3,000	3,000
Federal Farm Credit Banks Funding Corporation
3.76%, (SOFR + 0.14%), 11/04/26 - 12/02/26 (b) (c)	10,800	10,800
3.76%, (SOFR + 0.14%), 11/23/26 - 09/15/27 (b) (c)	18,000	18,000
3.71%, (SOFR + 0.09%), 05/12/27 - 05/15/28 (b) (c)	11,100	11,100
3.74%, (SOFR + 0.12%), 08/04/27 (b) (c)	2,300	2,300
3.75%, (SOFR + 0.13%), 09/10/27 (b) (c)	2,000	2,000
3.71%, (SOFR + 0.09%), 04/07/28 (b) (c)	5,900	5,900
Federal Home Loan Bank of New York
3.76%, (SOFR + 0.14%), 12/17/26 (b) (c)	10,000	10,000
Federal Home Loan Bank of Topeka
3.66%, (SOFR + 0.04%), 12/14/26 - 01/19/27 (b) (c)	16,000	16,000
3.67%, (SOFR + 0.05%), 12/23/26 - 01/29/27 (b) (c)	11,100	11,100
3.67%, (SOFR + 0.04%), 01/14/27 (b) (c)	4,000	4,000
3.67%, (SOFR + 0.06%), 03/01/27 - 03/16/27 (b) (c)	9,500	9,500
3.72%, (SOFR + 0.10%), 12/17/27 (b) (c)	3,000	3,000
3.71%, (SOFR + 0.09%), 06/09/28 (b) (c)	11,000	11,000
3.73%, (SOFR + 0.11%), 06/16/28 (b) (c)	6,000	6,000
Federal Home Loan Mortgage Corporation
3.76%, (SOFR + 0.14%), 10/29/26 (b) (c)	3,300	3,300
Federal National Mortgage Association, Inc.
3.76%, (SOFR + 0.14%), 10/23/26 - 12/11/26 (b) (c)	19,000	19,000
		379,000
Discount Notes 1.9%
FHLBanks Office of Finance
3.55%, 07/08/26 (a) (c)	4,500	4,497
3.55%, 07/17/26 (a) (c)	4,600	4,593
3.58%, 07/22/26 (a) (c)	3,700	3,692
3.59%, 07/24/26 (a) (c)	3,800	3,791
3.59%, 09/09/26 (a) (c)	8,400	8,342
3.68%, 10/07/26 (a) (c)	7,500	7,426
3.66%, 10/28/26 (a) (c)	5,000	4,940
3.71%, 11/25/26 (a) (c)	6,400	6,305
3.65%, 01/21/27 (a) (c)	4,900	4,800
		48,386
Total Government And Agency Obligations (cost $1,332,339)		1,332,339
REPURCHASE AGREEMENTS 46.3%
Repurchase Agreements (d)		1,155,000
Total Repurchase Agreements (cost $1,155,000)		1,155,000
Total Investments 99.7% (cost $2,487,339)		2,487,339
Other Assets and Liabilities, Net 0.3%		8,393
Total Net Assets 100.0%		2,495,732

(a) The coupon rate represents the yield to maturity.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

effect as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) For repurchase agreements held at June 30, 2026, see Repurchase Agreements in the Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BNS	Treasury, United States Department of, 0.13%-4.50%, due 08/31/26-02/15/54	202,535	204,021	3.64	06/30/26	07/01/26	200,020	200,000	200,000
CIB	Federal Home Loan Mortgage Corporation, 2.50%-6.50%, due 12/01/28-05/01/56	34,697	34,614
	Federal National Mortgage Association, Inc., 1.48%-6.50%, due 11/01/26-06/01/56	186,415	151,154
	Treasury, United States Department of, 0.00%-4.63%, due 11/15/26-05/15/53	15,095	15,270
	Government National Mortgage Association, 3.00%-6.50%, due 07/20/46-08/20/74	3,457	2,961

		239,664	203,999	3.65	06/30/26	07/01/26	200,020	200,000	200,000
CTC	Treasury, United States Department of, 0.00%-4.88%, due 08/15/26-02/15/55	480,281	408,000	3.64	06/30/26	07/01/26	400,040	400,000	400,000
DWA	Government National Mortgage Association, 4.50%-6.00%, due 03/20/52-06/20/56	55,784	38,786
	Federal National Mortgage Association, Inc., 2.00%-6.00%, due 10/01/36-10/25/55	8,517	6,105
	Federal Home Loan Mortgage Corporation, 4.50%-6.00%, due 07/01/52-03/01/56	43,535	33,181

		107,836	78,072	3.65	06/30/26	07/01/26	75,008	75,000	75,000
FICC	Treasury, United States Department of, 2.75%-4.63%, due 08/15/34-11/15/42	296,106	285,600	3.63	06/30/26	07/01/26	280,034	280,000	280,000
									1,155,000

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Dreyfus Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	1,332,339	—	1,332,339
Repurchase Agreements	—	1,155,000	—	1,155,000
	—	2,487,339	—	2,487,339

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund
COMMON STOCKS 98.8%
Information Technology 53.4%
Advanced Micro Devices, Inc. (a)	42	24,628
Amphenol Corporation - Class A	30	5,213
Analog Devices, Inc.	13	5,322
Apple Inc.	430	124,431
Applied Materials, Inc.	40	28,252
AppLovin Corporation - Class A (a)	14	6,956
Arista Networks, Inc. (a)	59	10,040
Broadcom Inc.	107	40,558
Celestica Inc. (a)	8	3,012
Cerebras Systems Inc. - Class A (a)	1	302
Ciena Corporation (a)	24	11,842
Cisco Systems, Inc.	36	4,225
Cloudflare, Inc. - Class A (a)	—	91
Corning Incorporated	46	11,855
CrowdStrike Holdings, Inc. - Class A (a)	7	5,418
Dell Technologies Inc. - Class C	22	9,420
DigitalOcean Holdings, Inc. (a)	19	2,923
Globalfoundries Inc.	104	8,554
International Business Machines Corporation	5	1,449
Lam Research Corporation	41	17,799
Lumentum Holdings Inc. (a)	6	5,307
Marvell Technology, Inc.	87	26,077
Micron Technology, Inc.	24	28,093
Microsoft Corporation	100	37,157
MKS Inc.	4	1,994
MongoDB, Inc. - Class A (a)	14	4,803
Monolithic Power Systems, Inc.	11	14,515
NVIDIA Corporation	929	185,954
Oracle Corporation	6	820
Palantir Technologies Inc. - Class A (a)	2	238
Palo Alto Networks, Inc. (a)	18	6,114
SanDisk LLC (a)	13	28,535
Snowflake Inc. - Class A (a)	2	504
Taiwan Semiconductor Manufacturing Company Limited - ADR	24	11,257
Teradyne, Inc.	7	3,502
Texas Instruments Incorporated	33	9,782
Twilio Inc. - Class A (a)	19	3,897
Western Digital Corporation	37	23,526
		714,365
Communication Services 14.0%
Alphabet Inc. - Class A	172	61,360
Alphabet Inc. - Class C	189	66,780
Meta Platforms, Inc. - Class A	73	41,122
Netflix, Inc. (a)	234	16,761
Roblox Corporation - Class A (a)	1	50
Space Exploration Technologies Corp. - Class A (a)	6	1,057
		187,130
Consumer Discretionary 9.7%
Amazon.com, Inc. (a)	265	63,197
AutoZone, Inc. (a)	—	741
Carvana Co. - Class A (a)	10	669
DoorDash, Inc. - Class A (a)	1	261
Lowe`s Companies, Inc.	25	5,402
McDonald's Corporation	14	3,739
Starbucks Corporation	31	3,147
Tesla Inc. (a)	123	52,092
		129,248
Health Care 7.7%
Alnylam Pharmaceuticals, Inc. (a)	1	356
Amgen Inc.	3	1,243
Bristol-Myers Squibb Company	6	349
Eli Lilly and Company	34	41,323
Gilead Sciences, Inc.	110	13,812
Hims & Hers Health, Inc. - Class A (a) (b)	11	390
Insmed Incorporated (a)	16	1,667
Johnson & Johnson	38	9,672
McKesson Corporation	—	339
Merck & Co., Inc.	37	4,794
Moderna, Inc. (a)	175	12,234
Natera, Inc. (a)	32	8,576
Revolution Medicines, Inc. (a)	8	1,436
UnitedHealth Group Incorporated	16	6,692
		102,883
Industrials 6.2%
3M Company	27	4,300
Bloom Energy Corporation - Class A (a)	13	4,086
Boeing Company, The (a)	21	4,459
Caterpillar Inc.	13	13,362
Deere & Company	8	4,979
GE Vernova Inc.	14	16,207
General Electric Company	35	12,935
Quanta Services, Inc.	9	6,501
Rocket Lab USA, Inc. (a)	25	2,509
RTX Corporation	25	4,695
Union Pacific Corporation	17	4,650
Vertiv Holdings Co - Class A	13	4,239
		82,922
Financials 3.9%
Berkshire Hathaway Inc. - Class B (a)	7	3,395
Charles Schwab Corporation, The	23	2,133
Goldman Sachs Group, Inc., The	24	24,620
MasterCard Incorporated - Class A	42	21,538
Visa Inc. - Class A	1	414
		52,100
Consumer Staples 3.0%
Coca-Cola Company, The	66	5,361
Monster Beverage 1990 Corporation (a)	72	6,934
Philip Morris International Inc.	51	9,221
Procter & Gamble Company, The	8	1,194
Target Corporation	74	9,652
Walmart Inc.	66	7,494
		39,856
Energy 0.6%
Exxon Mobil Corporation	54	7,330
Materials 0.3%
Freeport-McMoRan Inc.	65	4,078
Total Common Stocks (cost $897,622)		1,319,912
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.7%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	36,687	36,687
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	9	9
Total Short Term Investments (cost $36,696)		36,696
Total Investments 101.5% (cost $934,318)		1,356,608
Other Assets and Liabilities, Net (1.5)%		(19,967)
Total Net Assets 100.0%		1,336,641

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	11,477	221,212	196,002	281	—	—	36,687	2.7
JNL Government Money Market Fund, 3.63% - Class SL	—	36,128	36,119	27	—	—	9	—
	11,477	257,340	232,121	308	—	—	36,696	2.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund
Assets - Securities
Common Stocks	1,319,912	—	—	1,319,912
Short Term Investments	36,696	—	—	36,696
	1,356,608	—	—	1,356,608

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional AM Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 56.7%
U.S. Treasury Note 24.0%
Treasury, United States Department of
3.50%, 02/15/29 - 11/30/30	7,360	7,198
3.88%, 04/15/29 - 08/15/34	18,510	18,087
3.63%, 03/31/30 - 09/30/31	24,464	23,848
3.75%, 05/31/30 - 11/30/32	69,663	67,841
4.63%, 09/30/30 - 02/15/35	399	406
4.25%, 06/30/31 - 08/15/35	52,900	52,428
4.13%, 11/30/31 - 02/15/36	56,987	56,373
4.00%, 01/31/33 - 11/15/35	25,150	24,415
3.50%, 02/15/33 (a)	95,540	91,170
4.38%, 05/15/36	1,330	1,323
		343,089
Mortgage-Backed Securities 14.8%
Federal Home Loan Mortgage Corporation
3.00%, 12/01/30 - 06/01/52	8,735	7,803
3.50%, 11/01/33 - 03/01/52	4,144	3,819
1.50%, 07/01/35 - 02/01/51	2,812	2,335
2.00%, 12/01/36 - 06/01/52	16,706	13,631
4.00%, 05/01/38 - 02/01/53	3,212	3,063
6.00%, 07/01/39 - 06/01/56	6,422	6,657
2.50%, 06/01/40 - 02/01/52	8,498	7,260
5.00%, 05/01/52 - 04/01/56	6,081	6,010
5.50%, 09/01/52 - 08/01/53	2,941	2,992
5.00%, 12/01/52 (a)	866	864
6.50%, 09/01/53 - 11/01/55	3,661	3,845
6.00%, 04/01/54 (a)	553	575
6.00%, 12/01/55 (b)	274	284
Federal National Mortgage Association, Inc.
2.00%, 02/01/28 - 03/01/52	13,417	11,066
3.00%, 02/01/31 - 04/01/52	12,998	11,566
1.50%, 11/01/35 - 02/01/51	1,740	1,404
3.50%, 05/01/36 - 07/01/52	8,081	7,560
4.00%, 06/01/38 - 09/01/52	4,309	4,092
4.50%, 03/01/39 - 08/01/39	559	552
2.50%, 03/01/40 - 06/01/52	12,735	10,929
TBA, 5.00%, 07/15/41 (b)	875	878
2.00%, 05/01/42 (a)	2,142	1,860
4.50%, 08/01/49 (a)	1,385	1,344
5.50%, 09/01/52 - 06/01/56	6,484	6,597
6.00%, 09/01/52 - 06/01/56	8,566	8,855
5.00%, 10/01/52 - 06/01/56	3,126	3,096
6.50%, 05/01/53 - 04/01/56	2,864	2,992
6.00%, 05/01/55 - 08/15/56 (b)	4,950	5,065
TBA, 2.00%, 07/15/56 - 08/15/56 (b)	13,750	10,971
TBA, 5.50%, 07/15/56 (b)	1,775	1,781
TBA, 6.50%, 07/15/56 (b)	1,000	1,034
Government National Mortgage Association
4.00%, 02/20/41 - 03/20/47	1,677	1,599
3.50%, 09/20/45 - 02/20/46	2,437	2,261
3.00%, 12/20/46 - 03/20/50	721	645
5.00%, 04/20/48 - 12/20/54	672	669
2.50%, 08/20/51 - 01/20/52	3,709	3,161
4.50%, 04/20/56	1,497	1,439
TBA, 2.00%, 07/15/56 (b)	5,000	4,096
TBA, 2.50%, 07/15/56 (b)	5,175	4,417
TBA, 5.00%, 07/15/56 - 08/15/56 (b)	9,700	9,557
TBA, 5.50%, 07/15/56 - 08/15/56 (b)	15,475	15,539
TBA, 6.00%, 07/15/56 (b)	7,725	7,882
Government National Mortgage Association II
2.50%, 07/20/51 - 02/20/52	5,223	4,465
2.00%, 01/20/52 - 05/20/52	6,724	5,515
		212,025
U.S. Treasury Bond 13.0%
Treasury, United States Department of
0.00%, 11/15/35 - 11/15/40 (c)	43,650	24,453
0.00%, 08/15/41 (c) (d)	8,320	3,931
4.38%, 08/15/43	9,550	8,984
4.63%, 11/15/44 - 11/15/55	28,150	26,938
4.75%, 02/15/45 - 02/15/56	26,564	25,778
4.88%, 08/15/45	5,355	5,314
1.88%, 11/15/51	15,598	8,570
2.25%, 02/15/52	36,390	21,914
2.88%, 05/15/52	10,630	7,353
3.63%, 02/15/53 (a)	13,522	10,814
4.13%, 08/15/53	15,441	13,486
4.25%, 02/15/54	23,407	20,880
4.50%, 11/15/54	2,800	2,607
5.00%, 05/15/56	4,700	4,749
		185,771
Sovereign 2.2%
Arab Republic of Egypt
7.50%, 01/31/27 (e)	235	237
7.63%, 05/29/32 (e)	90	92
7.90%, 02/21/48 (e)	15	14
8.70%, 03/01/49 (e)	310	305
7.50%, 02/16/61 (e)	185	159
Bank Gospodarstwa Krajowego
6.25%, 07/09/54 (e)	110	111
Bermuda, Government of
3.72%, 01/25/27 (e)	215	214
3.38%, 08/20/50 (e)	60	41
Cabinet of Ministers of Ukraine
4.50%, 02/01/29 - 02/01/36 (e) (f)	511	378
0.00%, 02/01/30 - 02/01/36 (e) (f)	338	202
4.00%, 02/01/32 (e) (f)	100	83
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	135	124
3.00%, 01/15/34	90	78
3.30%, 03/11/41	85	66
Congo, Democratic Republic of
8.75%, 04/16/32 (e)	200	206
Democratic Socialist Republic of Sri Lanka
4.00%, 04/15/28 (d) (e)	29	28
3.10%, 01/15/30 (e) (f)	55	56
3.35%, 03/15/33 (e) (f)	189	181
3.60%, 06/15/35 - 02/15/38 (e) (f)	135	132
Departamento Administrativo De La Presidencia De La Republica
7.38%, 04/25/30 - 09/18/37	230	243
6.13%, 01/21/31 - 01/18/41	210	211
3.13%, 04/15/31	115	102
8.00%, 04/20/33	80	88
7.50%, 02/02/34	50	53
5.20%, 05/15/49	150	120
8.75%, 11/14/53	200	237
Dubai, Government of
5.25%, 01/30/43 (g)	200	190
Egyptian Financial Company for Sovereign Taskeek, The
7.95%, 10/07/32 (e)	200	210
Federal Government of Nigeria
6.50%, 11/28/27 (e)	10	10
6.13%, 09/28/28 (e)	305	304
7.14%, 02/23/30 (e)	90	91
7.88%, 02/16/32 (e)	155	161
7.70%, 02/23/38 (e)	60	61
Gobierno de la Provincia de Santa Fe
8.10%, 12/11/34 (g)	65	65
Gobierno de la Provincia del Chubut
9.45%, 04/29/36 (e)	90	97
Gobierno de la Republica de Costa Rica
5.63%, 04/30/43 (e)	5	5
7.30%, 11/13/54 (e)	200	226
Gobierno de la Republica de Guatemala
4.90%, 06/01/30 (e)	10	10
5.38%, 04/24/32 (e)	125	125
6.60%, 06/13/36 (e)	20	21
6.25%, 08/15/36 (e)	200	209
6.13%, 06/01/50 (e)	75	75
Gobierno de la Republica del Ecuador
6.90%, 07/31/30 (e) (f)	211	210
8.75%, 01/29/34 (e)	200	201
6.90%, 07/31/35 (e) (f)	195	179
9.25%, 01/29/39 (e)	200	205

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Gobierno de La Republica del Paraguay
2.74%, 01/29/33 (e)	200	177
6.00%, 02/09/36 (e)	200	209
5.40%, 03/30/50 (e)	30	28
6.65%, 03/04/55 (e)	200	215
Gobierno De La Republica Oriental Del Uruguay
5.75%, 10/28/34	70	73
5.10%, 06/18/50	150	140
Gobierno Federal de los Estados Unidos Mexicanos
4.50%, 04/22/29	70	69
3.25%, 04/16/30	135	126
2.66%, 05/24/31	100	88
3.50%, 02/12/34	125	107
6.35%, 02/09/35	200	204
6.00%, 05/07/36	200	200
6.88%, 05/13/37	200	210
6.25%, 08/27/37 (d)	200	200
6.13%, 02/09/38	200	197
6.05%, 01/11/40	145	140
6.40%, 05/07/54	50	47
7.38%, 05/13/55	200	212
3.77%, 05/24/61	180	108
Gouvernement Du Senegal
6.25%, 05/23/33 (e)	80	42
Government of Abu Dhabi
3.13%, 09/30/49 (e)	480	322
3.88%, 04/16/50 (e)	145	111
3.00%, 09/15/51 (e)	105	68
5.50%, 04/30/54 (e)	200	195
Government of Commonwealth of the Bahamas
8.25%, 06/24/36 (e)	170	191
Government of Gabon
7.00%, 11/24/31 (e)	40	34
Government of Ghana
0.00%, 07/03/26 - 01/03/30 (c) (e)	9	8
5.00%, 07/03/29 - 07/03/35 (e) (f)	134	127
Government of Kenya
9.75%, 02/16/31 (e)	200	217
9.50%, 03/05/36 (e)	55	58
Government of Morocco
6.50%, 09/08/33 (e)	200	213
Government of Saudi Arabia
3.25%, 10/22/30 (e)	385	362
4.38%, 01/12/31 (e)	200	196
2.25%, 02/02/33 (e)	200	169
4.50%, 10/26/46 (e)	125	103
4.63%, 10/04/47 (e)	110	92
3.75%, 01/21/55 (e)	100	69
4.50%, 04/22/60 (e)	300	234
3.45%, 02/02/61 (e)	250	157
Government of the Kingdom of Bahrain
7.10%, 02/03/38 (e)	200	194
Government of the People's Republic of Benin
7.96%, 02/13/38 (e)	200	212
Government of the Republic of Panama
5.23%, 02/23/34	200	198
5.66%, 02/23/38	250	250
7.88%, 03/01/57	100	121
Government of the Republic of Serbia
6.50%, 09/26/33 (d) (e)	75	79
6.00%, 06/12/34 (e)	125	128
Government of the Republic of Trinidad and Tobago
6.50%, 01/28/36 (e)	200	206
Government of the Republic of Zambia
5.75%, 06/30/33 (e) (f)	34	33
Government of the Sultanate of Oman
6.00%, 08/01/29 (e)	50	51
6.25%, 01/25/31 (e)	200	210
6.50%, 03/08/47 (e)	25	26
6.75%, 01/17/48 (e)	125	136
7.00%, 01/25/51 (e)	25	28
Israel, State of
5.75%, 03/12/54	200	190
Jamaica, The Government of
7.88%, 07/28/45	35	42
Jordan, The Government Of, The Hashemite Kingdom of
7.38%, 10/10/47 (e)	60	60
Kingdom of Bahrain
5.63%, 05/18/34 (e)	45	41
Ministerul Finantelor Publice
5.75%, 09/16/30 (e)	90	90
3.63%, 03/27/32 (d) (e)	98	88
7.13%, 01/17/33 (e)	110	116
6.00%, 05/25/34 (e)	65	64
7.50%, 02/10/37 (e)	136	146
4.00%, 02/14/51 (e)	85	57
Ministry of Defence State of Israel
3.38%, 01/15/50	135	89
Ministry of Diwan Amiri Affairs
4.63%, 06/02/46 (e)	220	197
4.82%, 03/14/49 (e)	275	251
4.40%, 04/16/50 (e)	285	243
Ministry of Finance
5.00%, 01/13/36	200	195
Minstry of Finance, Lebenon Republic of
0.00%, 03/09/20 - 04/03/20 (g) (h) (i)	205	50
Pakistan, Government of
6.88%, 12/05/27 (e)	95	96
6.98%, 04/24/29 (e)	200	200
7.38%, 04/08/31 (e)	60	60
People's Government of Inner Mongolia Autonomous Region
7.88%, 06/05/29 (e)	200	212
Presidence de la Republique de Cote d'Ivoire
6.13%, 06/15/33 (e)	200	198
8.08%, 04/01/36 (e)	200	219
Presidencia da Republica
3.88%, 06/12/30	170	162
8.25%, 01/20/34	225	255
6.63%, 03/15/35	200	206
6.25%, 05/22/36	200	198
7.13%, 01/20/37	115	124
Presidencia De La Nacion
1.00%, 07/09/29	198	181
0.75%, 07/09/30 (f)	989	876
4.13%, 07/09/35 (f)	996	799
5.00%, 01/09/38 (f)	579	483
3.50%, 07/09/41 (f)	400	299
Presidencia de la Republica de Chile
2.75%, 01/31/27	75	74
2.45%, 01/31/31	285	258
4.00%, 01/31/52	200	157
5.33%, 01/05/54	200	192
3.10%, 01/22/61	160	100
Presidencia de la Republica de El Salvador
0.25%, 04/17/30 (e)	150	6
9.25%, 04/17/30 (e)	150	161
7.65%, 06/15/35 (e)	55	57
7.63%, 02/01/41 (e)	20	20
7.12%, 01/20/50 (e)	40	37
9.65%, 11/21/54 (e)	150	172
Presidencia de la Republica Dominicana
6.00%, 07/19/28 (e)	75	76
7.05%, 02/03/31 (e)	300	316
5.75%, 03/17/34 (e)	150	148
6.60%, 06/01/36 (e)	150	157
5.30%, 01/21/41 (e)	95	85
6.85%, 01/27/45 (e)	80	82
7.15%, 02/24/55 (e)	150	160
Republic of Indonesia, The Government of, The
8.50%, 10/12/35 (e)	165	201
6.63%, 02/17/37 (e)	30	32
7.75%, 01/17/38 (e)	160	188
6.75%, 01/15/44 (e)	70	77
5.13%, 01/15/45 (e)	85	79
5.95%, 01/08/46 (e)	220	223
4.35%, 01/11/48	90	73

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
3.50%, 02/14/50	60	42
4.20%, 10/15/50	1,515	1,188
Republica Bolivariana de Venezuela
0.00%, 09/15/27 (h) (i)	580	282
Republica de Angola
8.25%, 05/09/28 (e)	95	98
9.24%, 01/15/31 (e)	235	243
8.75%, 04/14/32 (e)	135	136
9.38%, 03/31/33 (e)	200	204
9.38%, 05/08/48 (e)	50	48
Romania, Government of
5.75%, 07/04/36 (e)	210	200
Sandor-Palota
2.13%, 09/22/31 (e)	200	173
5.50%, 06/16/34 (e)	155	157
3.13%, 09/21/51 (e)	75	48
6.75%, 09/25/52 - 09/23/55 (e)	165	179
South Africa, Parliament of
4.85%, 09/27/27	60	60
5.88%, 04/20/32	60	61
7.10%, 11/19/36 (e)	100	107
6.13%, 12/11/37 (e)	200	196
5.00%, 10/12/46	85	66
5.65%, 09/27/47	75	64
5.75%, 09/30/49	140	119
The Government of the Republic of Armenia
3.60%, 02/02/31 (e)	65	60
6.75%, 03/12/35 (e)	200	209
The Philippines, Government of
2.95%, 05/05/45	35	24
2.65%, 12/10/45	70	44
5.95%, 10/13/47 (d)	200	203
5.50%, 01/17/48	200	192
The Republic of Rwanda, Government of
5.50%, 08/09/31 (e)	120	114
The Republic of Uzbekistan
3.70%, 11/25/30 (e)	85	79
Turkiye Cumhuriyeti Basbakanlik
4.88%, 10/09/26 - 04/16/43	380	338
6.00%, 03/25/27 - 01/14/41	215	194
9.88%, 01/15/28	145	154
9.38%, 03/14/29 - 01/19/33	580	647
9.13%, 07/13/30	90	99
5.88%, 06/26/31	85	83
6.30%, 03/14/33	200	195
7.63%, 05/15/34	200	210
6.80%, 11/04/36	200	197
6.63%, 02/17/45	30	27
5.75%, 05/11/47	75	61
Turkiye Ihracat Kredi Bankasi Anonim Sirketi
6.38%, 10/03/30 (e)	275	269
Urzad Rady Ministrow
5.75%, 11/16/32	90	94
5.38%, 04/14/36	45	45
5.50%, 04/04/53	45	42
6.13%, 04/14/56	45	46
Vlada Crne Gore
7.25%, 03/12/31 (e)	240	254
		31,175
Collateralized Mortgage Obligations 1.8%
Federal Home Loan Mortgage Corporation
Series AH-5213, REMIC, 2.25%, 04/25/37	272	256
Series CL-5092, REMIC, 3.00%, 04/25/41	763	681
Series CD-5266, REMIC, 4.50%, 10/25/44	306	304
Series BA-5000, REMIC, 2.00%, 04/25/45	347	325
Series LA-4646, REMIC, 4.00%, 09/15/45	14	14
Series KB-4692, REMIC, 4.00%, 10/15/46	102	98
Series TA-5210, REMIC, 3.50%, 11/25/46	164	156
Series PA-4746, REMIC, 4.00%, 02/15/47	50	48
Series KA-5180, REMIC, 2.50%, 10/25/47	149	136
Series LB-5202, REMIC, 2.50%, 10/25/47	148	135
Series GC-5159, REMIC, 2.00%, 11/25/47	119	106
Series BA-5190, REMIC, 2.50%, 11/25/47	182	165
Series BA-5198, REMIC, 2.50%, 11/25/47	271	248
Series DA-5197, REMIC, 2.50%, 11/25/47	138	126
Series A-5248, REMIC, 4.00%, 04/15/48	326	321
Series P-5236, REMIC, 5.00%, 04/25/48	118	118
Series M-5164, REMIC, 2.50%, 07/25/48	122	109
Series EA-5159, REMIC, 2.50%, 08/25/48	120	107
Series A-5182, REMIC, 2.50%, 10/25/48	1,026	916
Series AG-5202, REMIC, 3.00%, 01/25/49	108	100
Series TP-5178, REMIC, 2.50%, 04/25/49	263	235
Series BA-5169, REMIC, 2.50%, 05/25/49	528	471
Series CA-5190, REMIC, 2.50%, 05/25/49	154	138
Series TP-5189, REMIC, 2.50%, 05/25/49	184	164
Series A-5197, REMIC, 2.50%, 06/25/49	154	138
Series TP-5169, REMIC, 2.50%, 06/25/49	122	108
Series CA-5191, REMIC, 2.50%, 04/25/50	177	156
Series CB-5175, REMIC, 2.50%, 04/25/50	758	666
Series UA-5202, REMIC, 3.00%, 04/25/50	158	145
Series BE-5058, REMIC, 3.00%, 11/25/50	283	247
Series PK-5220, REMIC, 3.50%, 01/25/51	204	194
Series CG-5214, REMIC, 3.50%, 04/25/52	138	131
Series FP-5237, REMIC, 4.18%, (SOFR 30-Day Average + 0.55%), 07/25/52 (j)	62	61
Series FA-5250, REMIC, 4.30%, (SOFR 30-Day Average + 0.67%), 08/25/52 (j)	138	137
Series FA-5256, REMIC, 4.28%, (SOFR 30-Day Average + 0.65%), 09/25/52 (j)	60	60
Series FA-5255, REMIC, 4.33%, (SOFR 30-Day Average + 0.70%), 09/25/52 (j)	135	133
Series FA-5330, REMIC, 4.68%, (SOFR 30-Day Average + 1.05%), 08/25/53 (j)	299	301
Series FK-5425, REMIC, 4.83%, (SOFR 30-Day Average + 1.20%), 06/25/54 (j)	200	202
Series FD-5459, REMIC, 4.63%, (SOFR 30-Day Average + 1.00%), 10/25/54 (j)	423	425
Series FV-5500, REMIC, 4.88%, (SOFR 30-Day Average + 1.25%), 10/25/54 (j)	226	227
Series FB-5509, REMIC, 4.78%, (SOFR 30-Day Average + 1.15%), 02/25/55 (j)	244	246
Series WF-5499, REMIC, 4.83%, (SOFR 30-Day Average + 1.20%), 02/25/55 (j)	124	124
Series CF-5529, REMIC, 4.68%, (SOFR 30-Day Average + 1.05%), 04/25/55 (j)	273	274
Federal National Mortgage Association, Inc.
Series 2013-DJ-44, REMIC, 1.85%, 05/25/33	322	301
Series 2022-AB-69, REMIC, 4.50%, 01/25/44	289	286
Series 2022-MA-13, REMIC, 3.00%, 05/25/44	1,855	1,784
Series 2020-BA-51, REMIC, 2.00%, 06/25/46	371	336
Series 2022-HA-13, REMIC, 3.00%, 08/25/46	106	100
Series 2022-GC-15, REMIC, 3.00%, 01/25/47	237	225
Series 2022-CK-35, REMIC, 4.00%, 03/25/47	1,583	1,538
Series 2022-BH-17, REMIC, 3.00%, 05/25/47	258	244
Series 2022-AB-25, REMIC, 4.00%, 09/25/47	207	202
Series 2022-N-3, REMIC, 2.00%, 10/25/47	1,284	1,149
Series 2022-DA-5, REMIC, 2.25%, 11/25/47	462	418
Series 2022-E-7, REMIC, 2.50%, 11/25/47	556	509
Series 2021-DA-66, REMIC, 2.00%, 01/25/48	152	130
Series 2021-DM-66, REMIC, 2.00%, 01/25/48	162	138
Series 2022-D-3, REMIC, 2.00%, 02/25/48	557	503
Series 2022-A-7, REMIC, 3.00%, 05/25/48	339	316
Series 2022-BA-9, REMIC, 3.00%, 05/25/48	174	162
Series 2022-JA-13, REMIC, 3.00%, 05/25/48	209	195
Series 2022-KA-1, REMIC, 3.00%, 05/25/48	240	224
Series 2022-E-30, REMIC, 4.50%, 07/25/48	254	251
Series 2021-L-85, REMIC, 2.50%, 08/25/48	135	120
Series 2021-NA-95, REMIC, 2.50%, 09/25/48	389	347
Series 2022-TC-49, REMIC, 4.00%, 12/25/48	77	76
Series 2021-AH-96, REMIC, 2.50%, 03/25/49	587	525
Series 2022-B-4, REMIC, 2.50%, 05/25/49	152	136
Series 2021-BA-95, REMIC, 2.50%, 06/25/49	589	525
Series 2022-B-11, REMIC, 3.00%, 06/25/49	185	170
Series 2021-A-68, REMIC, 2.00%, 07/25/49	266	220
Series 2022-BA-5, REMIC, 2.50%, 12/25/49	199	174
Series 2021-HA-96, REMIC, 2.50%, 02/25/50	210	186
Series 2022-A-28, REMIC, 2.50%, 02/25/52	449	426
Series 2022-TH-2, REMIC, 2.50%, 02/25/52	56	52
Series 2023-FD-54, REMIC, 5.08%, (SOFR 30-Day Average + 1.45%), 11/25/53 (j)	395	400

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Series 2024-FB-41, REMIC, 5.16%, (SOFR 30-Day Average + 1.53%), 07/25/54 (j)	107	108
Series 2025-FC-33, REMIC, 5.23%, (SOFR 30-Day Average + 1.60%), 08/25/54 (j)	693	704
Series 2025-FH-4, REMIC, 4.83%, (SOFR 30-Day Average + 1.20%), 09/25/54 (j)	148	149
Series 2025-DF-7, REMIC, 5.03%, (SOFR 30-Day Average + 1.40%), 09/25/54 (j)	219	221
Series 2024-FG-93, REMIC, 4.73%, (SOFR 30-Day Average + 1.10%), 12/25/54 (j)	545	549
Series 2024-FD-90, REMIC, 4.83%, (SOFR 30-Day Average + 1.20%), 12/25/54 (j)	665	670
Series 2025-FE-7, REMIC, 4.78%, (SOFR 30-Day Average + 1.15%), 02/25/55 (j)	165	167
Series 2025-FB-7, REMIC, 4.83%, (SOFR 30-Day Average + 1.20%), 02/25/55 (j)	350	353
Series 2025-AF-7, REMIC, 5.03%, (SOFR 30-Day Average + 1.40%), 02/25/55 (j)	182	184
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	193	176
Series 2019-F-11, REMIC, 4.15%, (1 Month Term SOFR + 0.51%), 01/20/49 (j)	111	111
Series 2019-NF-23, REMIC, 4.20%, (1 Month Term SOFR + 0.56%), 02/20/49 (j)	68	67
Series 2019-FB-153, REMIC, 4.20%, (1 Month Term SOFR + 0.56%), 12/20/49 (j)	332	328
		25,607
Commercial Mortgage-Backed Securities 0.8%
Federal Home Loan Mortgage Corporation
Series A2-K074, REMIC, 3.60%, 01/25/28	395	390
Series AS-K521, REMIC, 4.15%, (SOFR 30-Day Average + 0.52%), 03/26/29 (j)	497	498
Series A2-K546, REMIC, 4.36%, 05/25/30	200	199
Series A2-K547, REMIC, 4.42%, 05/25/30 (j)	300	299
Series A2-K543, REMIC, 4.33%, 06/25/30 (j)	300	298
Series AS-K548, REMIC, 4.12%, (SOFR 30-Day Average + 0.53%), 07/25/30 (j)	300	300
Series A2-K544, REMIC, 4.27%, 07/25/30 (j)	200	198
Series A2-K548, REMIC, 4.32%, 09/25/30 (j)	400	398
Series AS-K554, REMIC, 4.09%, (SOFR 30-Day Average + 0.50%), 10/25/30 (j)	400	400
Series AS-K552, REMIC, 4.13%, (SOFR 30-Day Average + 0.54%), 10/25/30 (j)	799	799
Series AS-K553, REMIC, 4.13%, (SOFR 30-Day Average + 0.54%), 10/25/30 (j)	560	560
Series AS-K551, REMIC, 4.14%, (SOFR 30-Day Average + 0.55%), 10/25/30 (j)	1,499	1,499
Series AS-K555, REMIC, 4.09%, (SOFR 30-Day Average + 0.50%), 11/25/30 (j)	900	900
Series A2-K551, REMIC, 4.16%, 11/25/30 (j)	200	197
Series AS-K557, REMIC, 4.13%, (SOFR 30-Day Average + 0.50%), 12/25/30 (j)	700	700
Series AS-K556, REMIC, 4.08%, (SOFR 30-Day Average + 0.49%), 12/26/30 (j)	200	200
Series AS-K563, REMIC, 4.09%, (SOFR 30-Day Average + 0.50%), 04/25/31 (j)	300	300
Series A2-K135, REMIC, 2.15%, 10/25/31 (j)	100	89
Freddie Mac Structured Pass-Through Certificates Series K-560, Class AS
Series AS-K559, REMIC, 4.15%, (SOFR 30-Day Average + 0.52%), 12/26/30 (j)	900	900
Series AS-K560, REMIC, 4.14%, (SOFR 30-Day Average + 0.51%), 02/25/31 (j)	300	300
Series AS-K562, REMIC, 4.09%, (SOFR 30-Day Average + 0.50%), 03/25/31 (j)	1,400	1,400
Series AS-K561, REMIC, 4.13%, (SOFR 30-Day Average + 0.50%), 03/25/31 (j)	700	700
		11,524
U.S. Treasury Inflation Indexed Securities 0.1%
Treasury, United States Department of
1.88%, 01/15/36 (k)	492	478
2.38%, 02/15/55 - 02/15/56 (k)	1,026	947
		1,425
Total Government And Agency Obligations (cost $859,739)		810,616
CORPORATE BONDS AND NOTES 26.1%
Financials 11.4%
Abu Dhabi Developmental Holding Company PJSC
5.50%, 05/08/34 (e)	200	204
5.25%, 10/02/54 (e)	200	184
AerCap Ireland Capital Designated Activity Company
2.45%, 10/29/26	561	558
6.45%, 04/15/27	867	878
3.00%, 10/29/28	588	566
5.10%, 01/19/29	1,651	1,665
3.30%, 01/30/32	629	575
6.50%, 01/31/56	81	82
AIA Group Limited
3.20%, 09/16/40 (e)	538	415
Akbank Turk Anonim Sirketi
8.25%, 12/08/36 (e)	200	202
Alliant Holdings Intermediate, LLC
6.75%, 04/15/28 (e)	94	95
Ally Financial Inc.
4.70%, (100, 05/15/28) (d) (l)	175	169
7.10%, (100, 08/15/31) (l)	100	101
7.10%, 11/15/27	1,430	1,472
6.70%, 02/14/33 (d)	30	31
6.65%, 01/17/40	223	220
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (e)	125	126
Ares Strategic Income Fund
5.70%, 03/15/28	1,335	1,333
5.45%, 09/09/28	732	727
5.80%, 09/09/30	592	584
Asurion LLC
8.00%, 12/31/32 (e)	200	202
8.38%, 02/01/34 (e)	440	408
Athene Global Funding
5.34%, 01/15/27 (e)	2,128	2,136
4.57%, 04/19/27 (e) (j)	1,460	1,463
5.58%, 01/09/29 (e)	1,190	1,207
Avilease Capital Limited
5.50%, 06/30/31 (e)	610	612
Avolon Holdings Funding Limited
6.38%, 05/04/28 (e)	134	137
5.15%, 01/15/30 (e)	93	93
5.38%, 05/30/30 (e)	503	508
4.85%, 04/01/33 (e)	39	38
Banco de Credito del Peru
5.80%, 03/10/35 (e)	115	116
Banco Del Estado De Chile
7.95%, (100, 05/02/29) (e) (l)	200	212
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (100, 01/10/28) (d) (e) (l)	200	200
Banco Nacional De Comercio Exterior, S.N.C.
6.00%, 05/14/36 (e)	200	197
Bank Leumi Le-Israel B.M.
5.74%, 09/09/36 (e) (m)	200	200
Bank of America Corporation
6.25%, (100, 07/26/30) (l)	70	71
4.18%, 11/25/27	3,725	3,708
4.38%, 04/27/28	3,800	3,796
2.30%, 07/21/32	1,360	1,201
2.97%, 02/04/33	3,100	2,799
5.02%, 07/22/33	5,250	5,257
Barclays PLC
6.49%, 09/13/29	1,408	1,457
5.69%, 03/12/30	1,000	1,021
5.09%, 06/20/30	2,500	2,507
6.22%, 05/09/34	1,083	1,139
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.13%, 01/18/33 (e)	200	196
BCI Miami
8.75%, (100, 02/08/29) (d) (e) (l)	200	214
Blackstone Private Credit Strategies LLC
7.30%, 11/27/28	1,600	1,650

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Block, Inc.
5.63%, 08/15/30 (e)	65	65
3.50%, 06/01/31	20	18
6.50%, 05/15/32	226	231
6.00%, 08/15/33 (e)	155	156
BNP Paribas
7.20%, (100, 04/17/36) (e) (l) (m)	110	110
7.45%, (100, 06/27/35) (e) (l) (m)	115	118
5.79%, 01/13/33 (e)	1,294	1,335
Breakwater Energy Holdings S.a r.l.
9.25%, 11/15/30 (e)	95	100
Burford Capital Global Finance LLC
7.50%, 07/15/33 (d) (e)	90	76
BW Real Estate Inc.
9.50%, (100, 03/30/30) (e) (l)	60	61
Capital One Financial Corporation
4.93%, 05/10/28	2,117	2,122
3.27%, 03/01/30	2,123	2,043
5.25%, 07/26/30	1,600	1,617
7.62%, 10/30/31	1,228	1,348
Citigroup Inc.
6.50%, (100, 05/15/31) (d) (l)	40	40
6.63%, (100, 02/15/31) (l)	100	102
4.30%, 11/20/26	200	200
3.07%, 02/24/28	4,000	3,963
2.67%, 01/29/31	2,300	2,136
4.41%, 03/31/31	1,522	1,500
4.91%, 05/24/33	491	488
Commonwealth Bank of Australia
3.61%, 09/12/34 (e) (m)	384	368
Corebridge Financial, Inc.
3.65%, 04/05/27	420	417
3.90%, 04/05/32	1,490	1,398
4.35%, 04/05/42	111	93
Deutsche Bank Aktiengesellschaft
5.00%, 09/11/30	5,000	5,018
3.73%, 01/14/32	2,500	2,332
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (e)	235	236
Equitable Holdings, Inc.
4.57%, 02/15/29 (e)	257	254
Five Corners Funding Trust II
2.85%, 05/15/30 (e)	1,710	1,591
Ford Motor Credit Company LLC
4.95%, 05/28/27	1,700	1,701
4.97%, 04/06/29	253	250
FS KKR Capital Corp.
7.50%, 08/01/31	150	149
GGAM Finance Ltd.
8.00%, 06/15/28 (e)	30	31
6.88%, 04/15/29 (e)	45	46
5.88%, 03/15/30 (e)	320	319
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (e)	265	269
Goldman Sachs Group, Inc., The
3.62%, 03/15/28	3,900	3,874
4.22%, 05/01/29	5,000	4,955
3.80%, 03/15/30	2,570	2,488
2.38%, 07/21/32	1,355	1,198
3.10%, 02/24/33	2,900	2,626
HA Sustainable Infrastructure Capital, Inc.
5.95%, 07/15/33 (e)	15	15
6.00%, 03/15/36	123	121
8.00%, 06/01/56	105	111
7.13%, 11/15/56	74	75
Hightower Holdings LLC
6.75%, 04/15/29 (e)	35	35
9.13%, 01/31/30 (e)	75	78
HPS Corporate Lending Fund
5.45%, 01/14/28	2,431	2,422
HSBC Holdings PLC
6.75%, (100, 03/24/31) (l) (m)	90	91
7.00%, (100, 09/24/35) (l) (m)	40	41
Intesa Sanpaolo SPA
4.20%, 06/01/32 (e)	200	189
Jane Street Group, LLC
7.13%, 04/30/31 (e)	85	88
6.13%, 11/01/32 (e)	85	85
6.75%, 05/01/33 (e)	120	123
Jefferies Finance LLC
5.00%, 08/15/28 (e)	134	129
6.63%, 10/15/31 (e)	105	103
JPMorgan Chase & Co.
6.10%, (100, 07/01/31) (l)	185	187
3.51%, 01/23/29	1,850	1,819
5.30%, 07/24/29	1,500	1,519
4.49%, 03/24/31	4,900	4,857
5.10%, 04/22/31	921	932
2.96%, 05/13/31	677	632
4.59%, 04/26/33	3,532	3,475
4.91%, 07/25/33	1,287	1,286
5.57%, 04/22/36	1,094	1,124
4.90%, 01/22/37	1,700	1,656
JSC Bank of Georgia
6.50%, 06/03/31 (e)	155	155
LFS Topco LLC
8.75%, 07/15/30 (e)	115	115
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/31 (e)	200	209
Liberty Mutual Group Inc.
5.25%, 05/01/36 (e)	564	557
Macquarie AirFinance Holdings Limited
6.40%, 03/26/29 (e)	145	149
6.50%, 03/26/31 (e)	85	89
MDGH GMTN (RSC) Ltd.
5.08%, 05/22/53 (e)	200	181
Mitsubishi UFJ Financial Group, Inc.
4.59%, 04/18/30	200	199
4.85%, 04/21/32	265	264
Morgan Stanley
4.21%, 04/20/28	5,800	5,788
5.45%, 07/20/29	788	798
4.43%, 01/23/30	1,000	991
3.62%, 04/01/31	4,344	4,159
5.19%, 04/17/31	835	844
4.81%, 04/16/32	348	345
4.89%, 07/20/33	1,207	1,198
5.66%, 04/17/36	662	679
Morgan Stanley Bank, N.A.
4.79%, 05/10/30	396	396
Morgan Stanley Private Bank, National Association
4.20%, 11/17/28	1,420	1,413
4.47%, 11/19/31	1,424	1,399
MSCI Inc.
5.25%, 09/01/35	959	938
5.15%, 03/15/36	247	239
NatWest Group PLC
3.07%, 05/22/28	712	703
Navient Corporation
5.00%, 03/15/27	110	109
4.88%, 03/15/28	49	48
5.50%, 03/15/29	45	43
9.38%, 10/15/31	35	35
7.88%, 06/15/32	45	42
5.63%, 08/01/33	35	29
NBK Tier 1 Financing Limited
3.63%, (100, 08/24/26) (e) (l)	200	199
North American Company for Life and Health Insurance
5.95%, 06/15/36 (e)	615	616
OneMain Finance Corporation
7.50%, 05/15/31	120	124
7.13%, 11/15/31 - 09/15/32	130	132
6.75%, 03/15/32 - 09/15/33	75	75
6.50%, 03/15/33	45	44
Panther Escrow Issuer LLC
7.13%, 06/01/31 (e)	5	5
Pine Street Trust II
5.57%, 02/15/49 (e)	1,000	930

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
PTT Treasury Center Company Limited
3.70%, 07/16/70 (e)	50	34
Regions Bank
6.45%, 06/26/37	500	533
RITHM Capital Corp.
8.00%, 04/01/29 - 07/15/30 (e)	125	125
8.50%, 06/01/31 (e)	30	30
Sixth Street Lending Partners
6.13%, 07/15/30	841	846
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29	514	520
SLM Corporation
6.50%, 01/31/30	75	76
6.50%, 05/15/32	75	75
Societe Generale
5.50%, 04/13/29 (e)	884	894
Starwood Property Trust, Inc.
3.63%, 07/15/26 (e)	20	20
5.25%, 10/15/28 (e)	20	20
7.25%, 04/01/29 (e)	45	46
5.88%, 08/15/29 (e)	80	80
6.00%, 04/15/30 (e)	50	50
6.50%, 07/01/30 - 10/15/30 (e)	80	81
5.75%, 01/15/31 (e)	35	35
6.13%, 06/01/31 (e)	25	25
Sumitomo Mitsui Financial Group, Inc.
4.93%, 07/07/32	321	320
Takeoff Merger Sub Inc.
4.40%, 03/24/28 (e)	472	469
4.50%, 03/24/29 (e)	467	463
4.85%, 03/24/31 (e)	585	579
TCS Finance Designated Activity Company
0.00%, (100, 12/20/26) (e) (g) (h) (i) (l) (m) (n)	200	—
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (e)	640	569
TIAA Asset Management, LLC
4.00%, 11/01/28 (e)	425	420
Truist Financial Corporation
6.25%, (100, 06/15/31) (l)	90	90
Turkiye Garanti Bankasi Anonim Sirketi
8.13%, 01/08/36 (d) (e) (m)	90	91
UBS Group AG
1.49%, 08/10/27 (e)	836	833
4.28%, 01/09/28 (e)	2,059	2,050
3.87%, 01/12/29 (e)	303	299
4.19%, 04/01/31 (e)	1,376	1,343
Unum Group
5.75%, 08/15/42	1,423	1,416
VistaJet Group Holding S.A.
9.50%, 06/01/28 (d) (e)	45	46
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (d) (e)	110	105
Walker & Dunlop, Inc.
6.63%, 04/01/33 (e)	70	71
Wells Fargo & Company
6.13%, (100, 06/15/31) (l)	106	107
3.53%, 03/24/28	5,123	5,085
5.57%, 07/25/29	1,500	1,525
4.48%, 04/04/31	4,110	4,062
5.15%, 04/23/31	1,247	1,260
5.50%, 01/23/35	722	736
5.61%, 04/23/36	1,101	1,123
Western Alliance Bancorporation
5.91%, (3 Month Term SOFR + 2.25%), 06/15/31 (j)	160	155
Westpac Banking Corporation
4.11%, 07/24/34 (m)	558	544
		163,057
Energy 3.6%
ADNOC Murban RSC Ltd
5.13%, 09/11/54 (e)	200	180
Antero Midstream Partners LP
5.38%, 06/15/29 (e)	70	70
5.75%, 10/15/33 - 07/01/34 (e)	145	144
Archrock Services, L.P.
6.00%, 02/01/34 (e)	140	139
Ascent Resources - Utica, LLC
6.63%, 07/15/33 (e)	50	50
Bapco Energies B.S.C. Closed
7.50%, 10/25/27 (e)	110	110
8.38%, 11/07/28 (e)	40	41
Bip-V Chinook
5.50%, 06/15/31 (e)	15	15
Boland Holdings, LLC
6.25%, 12/01/30 (e)	35	35
California Resources Corporation
7.00%, 01/15/34 (e)	75	74
7.25%, 01/15/35 (e)	35	35
Calumet Specialty Products Partners, L.P.
9.75%, 07/15/28 - 02/15/31 (e)	200	207
Canacol Energy Ltd.
0.00%, 11/24/28 (e) (h) (i)	546	189
Cenovus Energy Inc.
4.65%, 03/20/31	240	237
2.65%, 01/15/32	1,400	1,250
5.40%, 03/20/36 - 06/15/47	273	264
6.75%, 11/15/39	36	40
3.75%, 02/15/52	140	100
Cheniere Energy Partners, L.P.
5.35%, 11/30/36 (e)	515	512
Cheniere Energy, Inc.
5.20%, 07/30/36 (e)	193	190
6.00%, 07/30/56 (e)	39	39
Citgo Petroleum Corporation
8.38%, 01/15/29 (e)	33	34
CNX Midstream Partners LP
4.75%, 04/15/30 (e)	105	100
CNX Resources Corporation
7.25%, 03/01/32 (e)	65	67
5.88%, 03/01/34 (e)	75	73
Columbia Pipelines Operating Company LLC
6.04%, 11/15/33 (e)	492	516
6.50%, 08/15/43 (e)	147	156
6.54%, 11/15/53 (e)	265	282
6.71%, 08/15/63 (e)	158	172
Comstock Resources, Inc.
6.75%, 03/01/29 (e)	55	54
5.88%, 01/15/30 (e)	125	118
CQP Holdco LP
7.50%, 12/15/33 (e)	150	157
CVR Energy, Inc.
7.50%, 02/15/31 (e)	75	75
7.88%, 02/15/34 (e)	40	40
Delek Logistics Partners, LP
8.63%, 03/15/29 (e)	23	24
7.38%, 06/30/33 (e)	35	36
Ecopetrol S.A.
4.63%, 11/02/31	75	69
8.88%, 01/13/33	310	339
8.38%, 01/19/36	70	75
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (e)	267	242
Empresa Nacional del Petroleo
5.95%, 07/30/34 (e)	200	204
Energean Israel Finance Ltd
5.38%, 03/30/28 (d)	130	129
5.88%, 03/30/31	100	96
Energy Transfer LP
6.63%, (100, 02/15/28) (l)	191	192
7.13%, (100, 05/15/30) (l)	45	46
5.25%, 04/15/29	925	937
3.75%, 05/15/30	327	315
5.30%, 04/15/47	700	628
5.00%, 05/15/50	191	162
6.50%, 02/15/56	38	38
6.75%, 02/15/56	8	8
Enfragen Energia Sur S.A.
5.38%, 12/30/30 (e)	318	299

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Esentia Energy Development SAB DE CV
6.13%, 07/30/33 (e)	200	199
6.50%, 07/30/38 (e)	200	197
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (e)	86	77
2.63%, 03/31/36 (e)	300	262
Genesis Energy, L.P.
8.00%, 05/15/33	100	104
6.75%, 03/15/34	40	40
Geopark Limited
5.50%, 01/17/27 (e)	110	108
8.75%, 01/31/30 (e)	200	199
Global Partners LP
6.88%, 01/15/29	180	182
7.13%, 07/01/33 (e)	35	35
Golar LNG Limited
7.50%, 10/02/30 (e)	140	142
2.75%, 12/15/30 (m)	131	149
Gran Tierra Energy Inc.
9.75%, 04/15/31 (e)	131	115
GreenSaif Pipelines Bidco S.a r.l.
5.85%, 02/23/36 (e)	60	61
6.13%, 02/23/38 (e)	200	207
6.51%, 02/23/42 (e)	200	211
Guara Norte S.a r.l.
5.20%, 06/15/34 (e)	141	136
Harvest Midstream I, L.P.
7.50%, 05/15/32 (e)	45	47
6.75%, 05/15/34 (e)	85	86
Hess Corporation
7.13%, 03/15/33	1,351	1,519
5.80%, 04/01/47	601	606
Hess Infrastructure Partners LP
5.88%, 03/01/28 (e)	75	76
6.50%, 06/01/29 (e)	80	82
4.25%, 02/15/30 (e)	23	22
5.50%, 10/15/30 (e)	20	20
Hess Midstream Operations LP
5.13%, 06/15/28 (e)	10	10
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (e)	35	36
6.63%, 01/15/34 (e)	45	45
Investment Energy Resources Limited
6.25%, 04/26/29 (e)	200	198
Joint Stock Company National Company Kazmunaygas
5.38%, 04/24/30 (e)	60	61
Kinetik Holdings LP
6.63%, 12/15/28 (e)	115	117
5.88%, 06/15/30 (e)	60	60
Kodiak Gas Services, LLC
6.50%, 10/01/33 (e)	75	76
6.75%, 10/01/35 (e)	55	56
Kosmos Energy Ltd.
7.75%, 05/01/27 (e)	110	109
7.50%, 03/01/28 (d) (e)	210	199
3.13%, 03/15/30 (m)	300	218
8.75%, 10/01/31 (d) (e)	275	224
Leviathan Bond Ltd
6.50%, 06/30/27 (g)	160	160
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (e)	162	153
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29 (e)	250	258
Moss Creek Resources Holdings, Inc.
8.25%, 09/01/31 (e)	106	105
MPLX LP
4.95%, 09/01/32	993	987
4.50%, 04/15/38	675	611
4.70%, 04/15/48	325	270
Occidental Petroleum Corporation
7.50%, 05/01/31	1,400	1,549
6.45%, 09/15/36	1,135	1,219
6.60%, 03/15/46	1,010	1,072
Oceaneering International, Inc.
6.88%, 07/15/34 (e)	75	76
ONEOK, Inc.
4.25%, 09/24/27	338	337
4.40%, 10/15/29	353	349
4.75%, 10/15/31	688	680
Orlen S A
6.00%, 01/30/35 (e)	200	207
Par Petroleum, LLC
7.38%, 06/01/34 (e)	85	86
PBF Holding Company LLC
9.88%, 03/15/30 (d) (e)	90	96
7.88%, 09/15/30 (e)	102	104
7.25%, 06/01/34 (e)	110	109
Pemex Project Funding Master Trust
6.63%, 06/15/35	410	398
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (g) (h) (i)	680	249
0.00%, 05/17/35 (e) (h) (i)	330	147
Petroleos Mexicanos
5.95%, 01/28/31	2,235	2,206
6.70%, 02/16/32	500	504
6.50%, 06/02/41	40	36
6.38%, 01/23/45	60	51
6.75%, 09/21/47	2,560	2,191
6.35%, 02/12/48	4,400	3,634
7.69%, 01/23/50	671	626
6.95%, 01/28/60	115	97
PETRONAS Capital Limited
3.40%, 04/28/61 (e)	105	70
Plains All American Pipeline, L.P.
8.02%(3 Month Term SOFR + 4.37%), (j) (l)	338	337
3.55%, 12/15/29	188	181
Prairie Acquiror LP
9.00%, 08/01/29 (e)	75	78
PRIO Luxembourg Holding S.a r.l.
6.75%, 10/15/30 (e)	200	196
PT. Pertamina (Persero)
4.18%, 01/21/50 (e)	90	69
Qatarenergy
2.25%, 07/12/31 (e)	200	178
3.13%, 07/12/41 (e)	110	83
3.30%, 07/12/51 (e)	350	239
Rio Grande LNG, LLC
5.25%, 06/30/31 (e)	215	215
5.50%, 01/30/34 (e)	274	273
5.75%, 06/30/36 (e)	623	621
Rockies Express Pipeline LLC
6.75%, 03/15/33 (e)	95	97
Saudi Arabian Oil Company
3.50%, 04/16/29 (e)	315	304
2.25%, 11/24/30 (e)	380	340
4.25%, 04/16/39 (e)	285	252
4.38%, 04/16/49 (e)	35	28
3.25%, 11/24/50 (e)	130	85
6.38%, 06/02/55 (e)	245	250
5.88%, 07/17/64 (e)	200	188
3.50%, 11/24/70 (e)	65	40
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55	76	81
7.63%, 03/01/55	15	16
Sunnova Energy Corporation
0.00%, 09/01/26 (e) (h) (i)	245	1
Sunoco LP
7.88%, (100, 09/18/30) (e) (l)	123	128
5.88%, 03/15/28	50	50
7.00%, 05/01/29 (e)	30	31
4.50%, 05/15/29	65	63
4.50%, 10/01/29 (e)	65	63
4.63%, 05/01/30 (e)	185	178
5.38%, 07/15/31 (e)	75	74
7.25%, 05/01/32 (e)	45	47
6.63%, 08/15/32 (e)	60	61
6.25%, 07/01/33 (e)	60	60
5.88%, 03/15/34 (e)	40	39

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
5.63%, 07/15/34 (e)	75	73
Tallgrass Energy Partners, LP
6.00%, 12/31/30 - 09/01/31 (e)	470	467
6.75%, 03/15/34 (e)	135	136
Targa Resources Corp.
4.35%, 01/15/29 - 04/15/31	678	667
4.90%, 09/15/30	447	448
5.65%, 02/15/36	1,076	1,095
Tecpetrol
7.63%, 11/03/30 - 01/22/33 (e)	125	129
Tengizchevroil Finance Company S.a r.l.
3.25%, 08/15/30 (e)	95	88
TGS ASA
8.50%, 01/15/30 (e)	35	37
TMS ISSUER S.a r.l.
5.78%, 08/23/32 (e)	110	113
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	158	150
3.95%, 05/15/50	509	391
Transocean Inc.
8.25%, 05/15/29 (e)	30	31
8.50%, 05/15/31 (e)	70	73
Transocean International Limited
7.88%, 10/15/32 (e)	20	21
Tullow HoldCo 2 Limited
15.00%, 11/15/28 (e) (o)	269	267
USA Compression Finance Corp.
6.25%, 10/01/33 (e)	70	69
Vallourec
7.50%, 04/15/32 (e)	224	234
Venture Global Plaquemines LNG, LLC
6.13%, 12/15/30 (e)	85	87
7.50%, 05/01/33 (e)	60	66
6.50%, 01/15/34 - 06/15/34 (e)	170	177
7.75%, 05/01/35 (e)	60	67
6.75%, 01/15/36 (e)	190	201
Viridien
10.00%, 10/15/30 (e)	65	69
WBI Operations LLC
6.50%, 10/15/33 (e)	35	35
Western Midstream Operating, LP
4.05%, 02/01/30 (f) (p)	4,300	4,165
5.70%, 07/01/36	872	875
Williams Companies, Inc., The
4.65%, 08/15/32	1,037	1,021
Yinson Boronia Production B.V.
8.95%, 07/31/42 (e)	233	257
YPF S.A.
8.25%, 01/17/34 (e)	60	63
		51,050
Communication Services 2.3%
Altice Financing S.A.
9.63%, 07/15/27 (e)	101	78
5.75%, 08/15/29 (e)	363	253
Altice France
6.88%, 10/15/30 - 07/15/32 (e)	185	179
6.50%, 10/15/31 - 04/15/32 (e)	435	421
10.00%, 01/15/33 (e)	190	187
AP Core Holdings II, LLC
11.00%, 05/15/31 (e)	100	105
APLD ComputeCo 2 LLC
6.75%, 03/15/31 (e)	120	120
APLD ComputeCo 3 LLC
7.00%, 06/15/31 (e)	185	185
APLD ComputeCo LLC
9.25%, 12/15/30 (e)	297	320
AT&T Inc.
4.90%, 08/15/37	400	381
3.80%, 12/01/57	2,900	1,935
Axian Telecom Holding and Management PLC
7.25%, 07/11/30 (e)	200	203
Black Pearl Compute LLC
6.13%, 02/15/31 (e)	72	73
C T Trust
5.13%, 02/03/32 (e)	200	190
C&W Senior Finance Ltd.
9.00%, 01/15/33 (e)	175	177
CCO Holdings, LLC
4.25%, 02/01/31 (e)	130	117
4.75%, 02/01/32 (e)	65	58
4.50%, 05/01/32	130	115
7.00%, 02/01/33 (e)	40	39
4.50%, 06/01/33 (d) (e)	85	74
4.25%, 01/15/34 (d) (e)	90	76
7.38%, 02/01/36 (d) (e)	30	30
Charter Communications Operating, LLC
6.10%, 06/01/29	694	711
2.30%, 02/01/32	166	141
4.40%, 04/01/33	416	382
6.55%, 06/01/34	559	571
5.38%, 05/01/47	2,440	1,968
5.75%, 04/01/48	1,857	1,563
4.80%, 03/01/50	1,868	1,392
5.50%, 04/01/63	487	373
Cipher Compute LLC
7.13%, 11/15/30 (e)	72	75
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/29 - 03/15/33 (e)	175	180
7.88%, 04/01/30 (e)	90	94
7.13%, 02/15/31 (e)	100	104
CMG Media Corporation
8.88%, 06/18/29 (e)	20	15
Cogent Communications Group, LLC
7.00%, 06/15/27 (d) (e)	80	79
7.00%, 06/15/27 (e)	255	253
Colombia Telecomunicaciones S.A. E.S.P.
4.95%, 07/17/30 (e)	205	194
Core Scientific Finance I LLC
7.75%, 05/15/31 (e)	265	269
CSC Holdings, LLC
4.13%, 12/01/30 (e)	245	145
4.63%, 12/01/30 (e)	106	24
3.38%, 02/15/31 (d) (e)	145	85
4.50%, 11/15/31 (e)	213	125
DISH Network Corporation
11.75%, 11/15/27 (e)	119	122
Dotdash Meredith, Inc.
7.63%, 06/15/32 (e)	65	62
E.W. Scripps Company, The
9.88%, 08/15/30 (e)	75	66
EchoStar Corporation
10.75%, 11/30/29	156	169
Edged Compute LLC
7.50%, 04/30/31 (e)	277	270
Hut 8 DC LLC
6.19%, 11/15/42 (e)	873	886
IHS Holding Limited
5.63%, 11/29/26 (e)	188	187
7.88%, 05/29/30 (e)	200	206
Lamar Media Corp.
5.38%, 11/01/33 (e)	75	73
Level 3 Financing, Inc.
3.75%, 07/15/29 (e)	11	11
6.88%, 06/30/33 (e)	75	77
7.00%, 03/31/34 (e)	85	88
8.50%, 01/15/36 (e)	210	226
7.50%, 02/15/37 (e)	105	108
Liquid Telecommunications Financing PLC
10.75%, 04/14/31 (e)	131	135
Lumen Technologies, Inc.
4.50%, 01/15/29 (e)	25	24
Maya
8.50%, 04/15/31 (e)	85	90
7.00%, 04/15/32 (e)	65	66
Meridian Arc Holdco LLC
6.25%, 04/30/31 (e)	285	285
Meta Platforms, Inc.
4.88%, 05/15/33	1,088	1,078

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
5.25%, 05/15/36	707	701
Millicom International Cellular S.A.
5.13%, 01/15/28 (e)	126	125
4.50%, 04/27/31 (e)	200	186
7.38%, 04/02/32 (e)	55	57
MTN (Mauritius) Investments Limited
6.50%, 10/13/26 (e)	70	70
Neptune BidCo US Inc.
9.50%, 02/15/33 (e)	90	91
Nexstar Media Inc.
6.50%, 09/15/33 (e)	73	73
NTT Finance Corporation
4.57%, 07/16/27 (e)	200	200
4.62%, 07/16/28 (e)	200	199
4.88%, 07/16/30 (e)	449	448
5.01%, 11/01/31 (e)	608	607
5.26%, 11/01/33 (e)	875	872
PR RNO Property Owner 1, LLC
6.50%, 05/01/31 (e)	370	369
Rogers Communications Inc.
7.00%, 04/15/55	52	53
7.13%, 04/15/55	27	28
Sable International Finance Limited
7.13%, 10/15/32 (e)	305	303
Silk Road Group Holding LLC
7.50%, 09/15/30 (e)	200	201
Snap Inc.
6.88%, 03/01/33 - 03/15/34 (e)	120	117
Space Exploration Technologies Corp.
5.35%, 07/15/31 (e)	1,868	1,862
5.65%, 07/15/33 (e)	2,613	2,594
Stingray Compute LLC
6.00%, 06/15/31 (e)	75	75
SV RNO Property Owner 1 LLC
5.88%, 03/01/31 (e)	105	103
Telecom Argentina S.A.
9.50%, 07/18/31 (e)	55	60
Telecomunicaciones Digitales, S.A.
4.50%, 01/30/30 (e)	260	248
TELUS Corporation
6.63%, 10/15/55	72	73
7.00%, 10/15/55	38	39
T-Mobile USA, Inc.
3.75%, 04/15/27	870	865
3.88%, 04/15/30	40	39
4.50%, 04/15/50	40	32
Turk Telekomunikasyon Anonim Sirketi
6.95%, 10/07/32 (e)	60	60
TV Azteca S.A.B. de C.V.
0.00%, 08/09/26 (g) (h) (i)	300	102
Uniti Group Inc.
6.50%, 02/15/29 (e)	185	184
6.00%, 01/15/30 (e)	175	171
8.63%, 06/15/32 (e)	225	235
Uniti Services LLC
8.25%, 10/01/31 (e)	85	90
VEON MidCo BV
6.95%, 06/01/31 (e)	200	200
Verizon Communications Inc.
2.55%, 03/21/31	846	768
4.75%, 01/15/33	660	650
4.78%, 02/15/35	179	173
Virgin Media Finance PLC
5.00%, 07/15/30 (e)	115	87
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (e)	80	68
VMED O2 UK Financing I PLC
6.75%, 01/15/33 (e)	105	89
Wayfair LLC
7.25%, 10/31/29 (e)	170	175
7.75%, 09/15/30 (e)	200	210
6.75%, 11/15/32 (e)	170	174
7.13%, 05/31/34 (e)	75	77
WULF Compute LLC
7.75%, 10/15/30 (e)	165	173
Yondr Jk 1, LLC
6.88%, 06/30/31 (e)	60	60
		32,724
Real Estate 2.0%
Aldar Properties PJSC
5.88%, 04/14/56 (e)	235	223
Alpha Star Holding IX Limited
7.00%, 08/26/28 (g)	200	199
American Homes 4 Rent, L.P.
3.63%, 04/15/32	451	419
Anywhere Real Estate Group LLC
5.75%, 01/15/29 (e)	50	50
5.25%, 04/15/30 (e)	19	18
7.00%, 04/15/30 (e)	16	16
9.75%, 04/15/30 (e)	85	91
Boston Properties Limited Partnership
6.75%, 12/01/27	740	760
Brandywine Operating Partnership, L.P.
8.30%, 03/15/28 (f) (p)	1,062	1,100
4.55%, 10/01/29	189	177
COPT Defense Properties
4.50%, 10/15/30	119	117
2.75%, 04/15/31	187	169
Corporacion Inmobiliaria Vesta, S.A.B. DE C.V.
5.50%, 01/30/33 (e)	200	195
CTR Partnership, L.P.
3.88%, 06/30/28 (e)	60	59
Dar Al Arkan Sukuk Co Ltd
7.25%, 07/02/30 (g)	200	199
Ellington Financial Operating Partnership LLC
7.38%, 09/30/30 (e)	70	70
Forestar Group Inc.
6.50%, 03/15/33 (e)	100	102
GLP Financing, LLC
5.63%, 09/15/34	167	165
Healthcare Realty Holdings, L.P.
3.10%, 02/15/30	193	182
Howard Hughes Corporation, The
4.13%, 02/01/29 (e)	35	34
Hudson Pacific Properties, L.P.
4.65%, 04/01/29 (d)	2,500	2,360
Invitation Homes Operating Partnership LP
4.15%, 04/15/32	1,513	1,440
Kennedy-Wilson, Inc.
7.00%, 06/01/31 (e)	150	153
7.25%, 06/01/33 (e)	150	153
Kilroy Realty, L.P.
4.75%, 12/15/28	925	918
Ladder Capital Finance Holdings LLLP
4.75%, 06/15/29 (e)	55	54
7.00%, 07/15/31 (e)	55	57
Millrose Properties, Inc.
6.38%, 08/01/30 (e)	50	51
6.25%, 09/15/32 (e)	80	81
MPT Operating Partnership, L.P.
0.99%, 10/15/26, EUR	100	112
5.00%, 10/15/27 (d)	457	443
4.63%, 08/01/29 (d)	45	36
3.50%, 03/15/31	105	72
Omega Healthcare Investors, Inc.
4.50%, 04/01/27	5,000	4,992
3.63%, 10/01/29	852	817
3.38%, 02/01/31	1,283	1,191
3.25%, 04/15/33	1,005	893
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls
5.65%, 10/16/32 (e)	90	89
Phillips Edison Grocery Center Operating Partnership I, L.P.
4.75%, 03/15/33	345	338
Piedmont Operating Partnership, LP
2.75%, 04/01/32	207	177
Realty Income Corporation
3.40%, 01/15/28	238	234
2.20%, 06/15/28	133	127

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Redfin Corporation
0.50%, 04/01/27 (m)	335	325
Retail Properties of America, Inc.
4.75%, 09/15/30	58	58
RHP Hotel Properties, LP
6.50%, 06/15/33 (e)	75	77
5.75%, 03/15/34 (e)	70	69
Sabra Health Care Limited Partnership
3.20%, 12/01/31	1,350	1,224
Star Holdings
8.75%, 08/01/31 (e)	49	49
Store Capital LLC
2.75%, 11/18/30	329	297
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	233	221
2.70%, 07/15/31	617	555
Tanger Properties Limited Partnership
3.13%, 09/01/26 (d)	3,000	2,994
2.75%, 09/01/31	1,630	1,466
VICI Properties Inc.
4.25%, 12/01/26 (e)	8	8
VICI Properties L.P.
4.75%, 02/15/28 - 04/01/28	1,180	1,180
4.95%, 02/15/30	1,407	1,403
5.13%, 05/15/32	345	342
		29,401
Utilities 1.4%
Abu Dhabi National Energy Company PJSC
4.88%, 04/23/30 (e)	40	40
4.75%, 03/09/37 (e)	200	191
4.00%, 10/03/49 (e)	95	74
AEP Texas Inc.
5.20%, 04/15/36	249	246
AES Corporation, The
5.20%, 07/15/29	169	170
3.95%, 07/15/30 (e)	1,148	1,100
2.45%, 01/15/31	2,861	2,552
6.95%, 07/15/55	85	84
Alliant Holdings LP
10.00%, 12/31/99 (n)	47	46
Alpha Generation LLC
6.75%, 10/15/32 (e)	50	51
6.25%, 01/15/34 (e)	135	133
Atlantica Sustainable Infrastructure Group PLC
6.38%, 02/15/32 (e)	220	221
Buffalo Energy Mexico Holdings, S.A. de C.V.
7.88%, 02/15/39 (e)	119	126
Cerro Del Aguila S.A.
5.50%, 09/11/35 (e)	200	199
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (e)	172	177
Clearway Energy Operating LLC
4.75%, 03/15/28 (e)	25	25
3.75%, 01/15/32 (e)	95	86
5.75%, 01/15/34 (e)	100	98
Cleco Corporate Holdings LLC
3.38%, 09/15/29	1,499	1,406
ContourGlobal Power Holdings S.A.
6.75%, 02/28/30 (e)	75	76
Cox Asset Mexico S.A. de C.V.
7.13%, 01/08/32 (e)	200	203
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (e)	209	187
2.78%, 01/07/32 (e)	755	665
Edison International
6.25%, 03/15/30	52	53
4.80%, 03/15/31	78	76
8.13%, 06/15/53	75	77
7.88%, 06/15/54	75	77
Energuate Trust
6.35%, 09/15/35 (e)	200	199
Enfragen Energia Sur S.A.
8.50%, 06/30/32 (e)	75	78
ESKOM Holdings
6.35%, 08/10/28 (e)	150	153
8.45%, 08/10/28 (e)	25	26
Exelon Corporation
3.35%, 03/15/32	2,834	2,622
Generadora de Gatun, S.A.
6.87%, 09/30/44 (e)	200	206
Hawaiian Electric Company, Inc.
6.00%, 10/01/33 (e)	50	50
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (e)	62	61
Niagara Energy S.A.C.
5.75%, 10/03/34 (e)	200	201
NRG Energy, Inc.
5.75%, 07/15/29 - 01/15/34 (e)	230	229
3.63%, 02/15/31 (e)	50	46
6.00%, 02/01/33 - 01/15/36 (e)	270	271
5.88%, 05/15/34 (e)	40	40
6.25%, 11/01/34 (e)	75	76
6.13%, 05/15/36 (e)	45	45
Pacific Gas and Electric Company
5.20%, 05/01/36	10	10
6.00%, 05/01/56	20	19
PacifiCorp
7.38%, 09/15/55	97	98
PG&E Corporation
4.25%, 12/01/27 (m)	219	223
5.00%, 07/01/28	95	94
5.25%, 07/01/30	230	226
7.38%, 03/15/55	149	151
6.85%, 09/15/56	166	165
Puget Energy, Inc.
4.10%, 06/15/30	516	500
4.22%, 03/15/32	2,096	2,012
Saavi Energia S.a r.l.
8.88%, 02/10/35 (e)	200	219
Sierra Pacific Power Company
6.38%, 09/15/56	155	155
Southwestern Electric Power Company
5.30%, 04/01/33	486	493
5.20%, 04/01/36	402	397
Talen Energy Supply, LLC
6.25%, 02/01/34 (e)	100	99
6.50%, 02/01/36 (e)	100	101
TermoCandelaria Power S.A.
7.75%, 09/17/31 (e)	200	206
Tierra Mojada Luxembourg II S.a r.l.
5.75%, 12/01/40 (e)	164	158
TransAlta Corporation
5.88%, 02/01/34	105	104
6.50%, 03/15/40	75	74
Vistra Operations Company LLC
4.55%, 10/30/28 (e)	180	179
5.00%, 04/30/31 (e)	442	439
7.75%, 10/15/31 (e)	65	68
6.88%, 04/15/32 (e)	75	78
5.25%, 04/30/33 (e)	469	466
5.55%, 04/30/36 (e)	847	841
XPLR Infrastructure Operating Partners, LP
7.25%, 01/15/29 (d) (e)	50	52
8.38%, 01/15/31 (e)	61	65
8.63%, 03/15/33 (e)	106	114
7.75%, 04/15/34 (e)	180	189
		20,737
Information Technology 1.3%
Amkor Technology, Inc.
5.88%, 10/01/33 (e)	35	35
Broadcom Inc.
1.95%, 02/15/28	271	261
2.45%, 02/15/31	2,643	2,392
2.60%, 02/15/33	2,342	2,035
3.42%, 04/15/33	208	190
Cloud Software Group, Inc.
9.00%, 09/30/29 (e)	281	273

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)
June 30, 2026

	Shares/Par[1]	Value ($)
Coherent Corp.
5.00%, 12/15/29 (e)	75	74
Coreweave, Inc.
9.25%, 06/01/30 (e)	103	104
9.00%, 02/01/31 (e)	380	376
9.75%, 10/01/31 (e)	225	224
9.63%, 07/15/32 (e)	50	49
Dell International L.L.C.
4.50%, 02/15/31	1,171	1,155
4.75%, 10/06/32	781	772
5.00%, 02/15/34	760	750
5.10%, 02/15/36	1,440	1,419
5.25%, 02/15/37	970	955
Entegris Escrow Corporation
4.75%, 04/15/29 (e)	20	20
5.95%, 06/15/30 (e)	65	66
Entegris, Inc.
3.63%, 05/01/29 (e)	120	114
Flash Compute LLC
7.25%, 12/31/30 (e)	125	128
GPGI, Inc.
5.63%, 02/01/33 (e)	140	137
MKS Inc.
1.25%, 06/01/30 (m)	31	91
NXP B.V.
4.85%, 08/19/32	364	360
5.25%, 08/19/35	1,050	1,050
Oak-Eagle AcquireCo, Inc.
7.25%, 07/01/33 (e)	120	126
8.75%, 07/01/34 (e)	105	111
ON Semiconductor Corporation
0.00%, 05/01/27 (c) (m)	40	73
3.88%, 09/01/28 (e)	25	24
Oracle Corporation
4.55%, 02/04/29	30	30
4.73%, 02/04/29 (j)	40	40
4.45%, 09/26/30	444	429
4.95%, 02/04/31	73	71
4.80%, 09/26/32	741	705
5.35%, 05/04/33	80	78
5.20%, 09/26/35	675	631
5.70%, 02/04/36	38	37
3.60%, 04/01/40	523	381
5.88%, 09/26/45	416	364
6.55%, 02/04/46	38	36
5.95%, 09/26/55	522	444
6.70%, 02/04/56	38	36
6.10%, 09/26/65	537	449
6.85%, 02/04/66	8	7
RD Michigan Property Owner I LLC
7.50%, 03/30/45 (e)	152	152
Riot Platforms, Inc.
0.75%, 01/15/30 (m)	164	329
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/29 (e)	55	58
5.88%, 07/15/30	10	10
5.75%, 12/01/34 (e)	130	133
Strategy Inc.
0.00%, 12/01/29 (c) (m)	230	197
TeraWulf Inc.
0.00%, 05/01/32 (c) (e) (m)	104	153
Wolfspeed, Inc.
7.00%, 06/15/31 (o)	118	108
		18,242
Industrials 1.1%
ADT Security Corporation, The
5.88%, 10/15/33 (e)	70	69
AECOM
6.00%, 08/01/33 (e)	125	125
Aeropuerto Internacional de Tocumen, S.A.
5.13%, 08/11/61 (e)	200	169
Aeropuertos Dominicanos Siglo XXI, S.A.
7.00%, 06/30/34 (e)	200	209
Air Lease Corporation
4.13%, (100, 12/15/26) (l)	263	256
8.35%, (100, 09/15/26) (l)	93	93
Allegiant Travel Company
7.13%, 07/01/31 (e)	110	111
Ambipar Lux S.a r.l.
0.00%, 02/06/31 (e) (h) (i)	323	77
Ameritex Holdco Intermediate LLC
7.63%, 08/15/33 (e)	75	78
Amsted Industries Incorporated
6.38%, 03/15/33 (e)	35	35
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (e)	79	75
6.25%, 01/30/31 (e)	145	146
Artera Services, LLC
8.50%, 02/15/31 (d) (e)	462	416
Axon Enterprise, Inc.
6.13%, 03/15/30 (e)	70	71
6.25%, 03/15/33 (e)	75	77
Beacon Mobility Corp.
7.25%, 08/01/30 (e)	35	36
Boeing Company, The
6.26%, 05/01/27 (p)	291	295
6.30%, 05/01/29 (p)	373	388
5.15%, 05/01/30 (p)	778	787
6.39%, 05/01/31 (p)	283	301
6.53%, 05/01/34 (p)	303	330
5.71%, 05/01/40 (p)	560	569
5.81%, 05/01/50 (p)	166	164
6.86%, 05/01/54 (p)	456	513
5.93%, 05/01/60 (p)	560	551
7.01%, 05/01/64 (p)	430	490
Bombardier Inc.
7.25%, 07/01/31 (e)	50	52
7.00%, 06/01/32 (e)	60	62
6.75%, 06/15/33 (e)	50	52
Brand Industrial Services, Inc.
10.38%, 08/01/30 (e)	75	61
Builders FirstSource, Inc.
4.25%, 02/01/32 (e)	45	42
6.38%, 03/01/34 (e)	45	46
6.75%, 05/15/35 (e)	135	138
CACI International Inc.
6.38%, 06/15/33 (e)	100	101
Carpenter Technology Corporation
5.63%, 03/01/34 (e)	90	90
Carrier Global Corporation
5.90%, 03/15/34	121	128
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/30 (e)	82	81
6.75%, 04/15/32 (e)	80	78
Columbus McKinnon Corporation
7.13%, 02/01/33 (d) (e)	75	75
CoreCivic, Inc.
4.75%, 10/15/27	135	134
8.25%, 04/15/29	35	36
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (d) (e)	65	40
9.50%, 08/15/29 (e)	30	18
Crown America LLC
5.88%, 06/01/33	100	101
Cyprium Corporation
6.13%, 04/15/31 (e)	110	110
6.38%, 04/15/34 (e)	118	118
Czechoslovak Group a.s.
6.50%, 01/10/31 (e)	200	204
Danaos Corporation
6.88%, 10/15/32 (e)	70	72
DP World Limited
5.63%, 09/25/48 (e)	100	93
Embraer Netherlands Finance B.V.
5.40%, 01/09/38	65	63
EMRLD Borrower LP
6.63%, 12/15/30 (e)	165	168

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
6.75%, 07/15/31 (e)	65	67
Enpro Inc.
6.13%, 06/01/33 (e)	20	20
Eos Energy Enterprises, Inc.
1.75%, 12/01/31 (e) (m)	222	167
Fortress Transportation And Infrastructure Investors LLC
7.88%, 12/01/30 (e)	70	73
7.00%, 06/15/32 (e)	45	46
Genesee & Wyoming Inc.
6.25%, 04/15/32 (e)	135	137
GEO Group, Inc., The
8.63%, 04/15/29	75	78
10.25%, 04/15/31	100	108
GFL Environmental Holdings (US), Inc.
5.63%, 07/01/31 (e)	110	110
5.50%, 02/01/34 (e)	40	39
GFL Environmental Inc.
3.50%, 09/01/28 (e)	80	78
6.75%, 01/15/31 (e)	55	57
Global Infrastructure Solutions Inc.
6.38%, 07/15/34 (e)	100	100
Granite Construction Incorporated
6.38%, 06/15/34 (e)	50	51
Graphic Packaging International, LLC
3.75%, 02/01/30 (d) (e)	50	47
6.38%, 07/15/32 (d) (e)	70	71
Herc Holdings Inc.
7.00%, 06/15/30 (e)	100	103
5.75%, 03/15/31 (e)	50	50
7.25%, 06/15/33 (e)	80	83
6.00%, 03/15/34 (e)	50	50
Icahn Enterprises L.P.
5.25%, 05/15/27	400	394
9.75%, 01/15/29	40	39
10.00%, 11/15/29 (e)	55	54
9.00%, 06/15/30	30	28
JetBlue Airways Corporation
9.88%, 09/20/31 (e)	115	104
JH North America Holdings Inc.
6.13%, 07/31/32 (e)	25	25
JSC Georgian Railways
4.00%, 06/17/28 (e)	65	63
Kingston Airport Revenue Finance Ltd.
6.75%, 12/15/36 (e)	200	201
LG Energy Solution Co., Ltd.
5.25%, 04/02/31 (e)	200	200
MISC Capital Two (Labuan) Limited
3.75%, 04/06/27 (e)	200	198
Montego Bay Airport Revenue Finance Ltd.
6.60%, 06/15/35 (e)	200	197
Paychex, Inc.
5.10%, 04/15/30	112	113
5.35%, 04/15/32	157	159
5.60%, 04/15/35 (d)	124	125
Queen Mergerco, Inc.
6.75%, 04/30/32 (e)	200	206
Quikrete Holdings, Inc.
6.38%, 03/01/32 (e)	205	209
6.75%, 03/01/33 (e)	75	76
QXO Building Products, Inc.
6.50%, 07/15/31 (e)	50	51
6.88%, 07/15/34 (e)	50	51
RailWorks Holdings, LP
8.25%, 11/15/28 (e)	150	150
Rand Parent, LLC
8.50%, 02/15/30 (e)	71	73
Reworld Holding Corporation
4.88%, 12/01/29 (e)	35	33
Rumo Luxembourg S.a r.l.
4.20%, 01/18/32 (e)	75	67
Sensata Technologies, Inc.
6.63%, 07/15/32 (e)	115	118
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (e)	115	121
SRM Escrow Issuer, LLC
6.00%, 11/01/28 (e)	75	75
Standard Building Solutions Inc.
6.50%, 08/15/32 (e)	75	75
6.25%, 08/01/33 (e)	130	129
5.88%, 03/15/34 (e)	75	72
TAV Havalimanlari Holding Anonim Sirketi
8.50%, 12/07/28 (e)	45	46
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (e)	180	180
Toucan Finco Ltd.
9.50%, 05/15/30 (e) (o)	77	73
TransDigm Inc.
6.38%, 03/01/29 - 05/31/33 (e)	330	334
7.13%, 12/01/31 (e)	50	52
6.63%, 03/01/32 (e)	60	62
6.00%, 01/15/33 (e)	45	45
6.25%, 01/31/34 (e)	30	31
6.75%, 01/31/34 (e)	110	113
6.13%, 07/31/34 (e)	120	120
Transnet
8.25%, 02/06/28 (e)	55	57
Uber Technologies, Inc.
4.15%, 01/15/31	582	568
4.80%, 09/15/35	459	445
United Airlines Holdings, Inc.
4.88%, 03/01/29	110	109
5.38%, 03/01/31	77	76
Verisk Analytics, Inc.
4.45%, 03/15/31	168	164
Wesco Distribution, Inc.
5.25%, 04/15/31 (e)	76	75
6.38%, 03/15/33 (e)	40	41
5.50%, 04/15/34 (e)	105	104
Wrangler Holdco Corp.
6.63%, 04/01/32 (e)	75	77
		16,307
Materials 1.0%
Ahlstrom Oyj
4.88%, 02/04/28 (e)	35	35
Alcoa Nederland Holding B.V.
7.13%, 03/15/31 (e)	200	208
Alumina Pty Ltd
6.38%, 09/15/32 (e)	140	142
Antofagasta PLC
2.38%, 10/14/30 (e)	200	181
Aris Mining Corporation
8.00%, 10/31/29 (e)	200	208
Braskem Netherlands Finance B.V.
7.25%, 02/13/33 (e)	235	139
8.00%, 10/15/34 (e)	200	119
5.88%, 01/31/50 (e)	75	32
Capstone Copper Corp.
6.75%, 03/31/33 (e)	80	81
Celanese US Holdings LLC
7.35%, 11/15/28 (f) (j) (p)	399	416
7.55%, 11/15/30 (f) (j) (p)	649	688
6.75%, 04/15/33	135	138
7.70%, 11/15/33 (f) (j) (p)	434	464
7.38%, 02/15/34 (d)	240	248
Celtic Resources Holdings Designated Activity Company
0.00%, 12/31/26 (e) (g) (h) (i) (n)	100	—
CEMEX S.A.B. de C.V.
7.20%, (100, 06/10/30) (e) (l)	300	312
Chemours Company, The
5.75%, 11/15/28 (e)	193	193
8.00%, 01/15/33 (e)	95	96
7.88%, 03/15/34 (e)	85	85
Cleveland-Cliffs Inc.
7.38%, 05/01/33 (e)	35	35
7.63%, 01/15/34 (e)	70	70
Commercial Metals Company
4.38%, 03/15/32	50	47
5.75%, 11/15/33 (e)	90	89

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
6.00%, 12/15/35 (e)	90	90
Compania de Minas Buenaventura S.A.A.
6.80%, 02/04/32 (e)	200	205
Consolidated Energy Finance S.A.
5.63%, 10/15/28 (e)	170	162
12.00%, 02/15/31 (e)	120	123
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (e)	25	24
3.15%, 01/14/30 (e)	60	56
5.95%, 01/08/34 (e)	200	206
5.53%, 01/30/37 (e)	200	197
3.70%, 01/30/50 (e)	140	98
6.30%, 09/08/53 (e)	200	205
CSN Islands XII Corp
6.75%, 01/28/28 (e)	210	174
CSN Resources S.A.
5.88%, 04/08/32 (e)	75	46
Dangote Fertiliser Limited
7.75%, 05/05/31 (e)	110	111
Endeavour Mining PLC
7.00%, 05/28/30 (e)	200	204
ERO Copper Corp.
6.50%, 02/15/30 (e)	105	105
First Quantum Minerals Ltd
8.00%, 03/01/33 (e)	115	120
7.25%, 02/15/34 (e)	350	359
6.38%, 02/15/36 (e)	180	176
Fresnillo PLC
4.25%, 10/02/50 (e)	200	155
GPD Companies, Inc.
12.50%, 12/31/29 (e) (o)	82	54
Herens Holdco S.a r.l.
4.75%, 05/15/28 (e)	377	328
Inversion Escrow Issuer, LLC
6.75%, 08/01/32 (e)	75	73
Ivanhoe Mines Ltd
7.88%, 01/23/30 (e)	130	131
Kaiser Aluminum Corporation
5.88%, 03/01/34 (e)	70	69
Kobe Us Midco 2 Incorporated
9.25%, 11/01/26 (e) (f) (o)	198	158
LD Celulose International GmbH
7.95%, 01/26/32 (e)	200	209
MATIV Holdings, Inc.
8.00%, 10/01/29 (d) (e)	151	150
Methanex Corporation
5.13%, 10/15/27	125	125
5.25%, 12/15/29	60	60
6.25%, 03/15/32 (e)	135	137
5.65%, 12/01/44	100	89
Mineral Resources Limited
9.25%, 10/01/28 (e)	31	32
8.50%, 05/01/30 (e)	70	72
7.00%, 04/01/31 (e)	45	47
6.00%, 05/01/32 (e)	30	30
6.25%, 05/01/34 (e)	35	34
Navoiy Kon-Metallurgiya Kombinati, Aksiyadorlik Jamiyati
6.95%, 10/17/31 (e)	200	211
Navoiyuran, Davlat Korxonasi
6.70%, 07/02/30 (e)	200	204
Nexa Resources S.A.
6.75%, 04/09/34 (e)	200	211
Novelis Corporation
6.88%, 01/30/30 (e)	90	92
3.88%, 08/15/31 (e)	50	45
6.38%, 08/15/33 (e)	45	45
OCP S.A.
6.74%, (100, 04/22/31) (e) (l)	200	199
6.10%, 04/30/30 (e)	100	102
6.88%, 04/25/44 (e)	120	122
5.13%, 06/23/51 (e)	110	89
7.50%, 05/02/54 (e)	35	38
Olin Corporation
5.00%, 02/01/30	191	185
6.63%, 04/01/33 (e)	165	163
Olympus Water US Holding Corporation
7.25%, 02/15/33 (e)	205	203
Orbia Advance Corporation, S.A.B. de C.V.
6.80%, 05/13/30 (e)	200	199
2.88%, 05/11/31 (e)	70	58
Perimeter Holdings LLC
6.25%, 01/15/34 (e)	75	75
POSCO Holdings Inc.
5.88%, 01/17/33 (e)	200	210
PT. Indonesia Asahan Aluminium
5.45%, 05/15/30 (e)	130	131
Samarco Mineracao S.A.
9.00%, 06/30/31 (e) (f) (o)	490	492
Sasol Financing USA LLC
8.75%, 05/03/29 - 04/10/33 (e)	460	478
5.50%, 03/18/31	35	33
Saudi Arabian Mining Company
5.25%, 02/13/30 (e)	200	201
Sibanye-Stillwater UK Financing PLC
6.25%, 11/15/31 (e)	200	197
Suzano Austria GmbH
5.00%, 01/15/30	200	197
3.75%, 01/15/31 (f)	60	56
Suzano Netherlands B.V.
5.50%, 01/15/36	110	107
Tronox Incorporated
4.63%, 03/15/29 (d) (e)	187	131
Usiminas International S.a r.l.
7.50%, 01/27/32 (e)	200	207
Vale Overseas Ltd
6.40%, 06/28/54	125	128
6.00%, 02/25/56 (e)	200	200
Volcan Compania Minera S.A.A.
8.50%, 10/28/32 (e)	280	289
W. R. Grace Holdings LLC
6.63%, 08/15/32 (e)	45	44
		13,982
Health Care 0.9%
1261229 B.C. Ltd.
10.00%, 04/15/32 (e)	282	286
Acadia Healthcare Company, Inc.
7.38%, 03/15/33 (d) (e)	72	74
Accendra Health, Inc.
9.00%, 06/15/32 (e)	50	46
9.75%, 06/15/33 (d) (e)	247	168
Bausch Health Companies Inc.
11.00%, 09/30/28 (e)	14	14
Centene Corporation
4.25%, 12/15/27	293	292
2.45%, 07/15/28	1,120	1,065
4.63%, 12/15/29	987	960
3.38%, 02/15/30	580	541
2.63%, 08/01/31	520	453
Charlotte Buyer, Inc.
8.00%, 06/30/31 (e)	25	25
Community Health Systems, Inc.
6.13%, 04/01/30 (d) (e)	145	130
9.75%, 01/15/34 (e)	70	73
CVS Health Corporation
3.00%, 08/15/26	92	92
3.63%, 04/01/27	259	258
5.00%, 01/30/29	529	534
5.25%, 01/30/31	217	221
6.75%, 12/10/54	68	71
7.00%, 03/10/55	179	186
Davita Inc.
4.63%, 06/01/30 (e)	160	155
6.88%, 09/01/32 (e)	115	119
6.75%, 07/15/33 (e)	75	77
Dentsply Sirona Inc.
8.38%, 09/12/55	13	13
Emergent BioSolutions Inc.
3.88%, 08/15/28 (e)	266	246

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
HCA Inc.
5.63%, 09/01/28	783	795
5.88%, 02/01/29	698	714
3.50%, 09/01/30	513	487
3.63%, 03/15/32	137	128
Humana Inc.
6.63%, 09/15/56	273	272
IQVIA Inc.
6.50%, 05/15/30 (e)	205	209
6.25%, 06/01/32 (e)	25	25
Lifepoint Health, Inc.
10.00%, 06/01/32 (e)	70	70
Mars, Incorporated
4.80%, 03/01/30 (e)	899	901
5.00%, 03/01/32 (e)	675	680
Medline Borrower, LP
6.25%, 04/01/29 (e)	181	185
Molina Healthcare, Inc.
6.50%, 02/15/31 (e)	95	97
6.25%, 01/15/33 (e)	265	265
National Mentor Holdings, Inc.
10.50%, 12/15/30 (e)	93	98
Organon & Co.
5.13%, 04/30/31 (e)	10	10
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (e)	70	69
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (d) (e)	68	69
Team Services Holding Inc.
9.00%, 02/15/33 (d) (e)	138	140
Tenet Healthcare Corporation
6.13%, 10/01/28 - 06/15/30	139	140
4.38%, 01/15/30	45	44
5.50%, 11/15/32 (e)	175	174
6.00%, 11/15/33 (e)	60	61
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	20	20
7.88%, 09/15/29	200	215
6.00%, 12/01/32	260	270
Teva Pharmaceutical Finance Netherlands IV B.V.
5.75%, 12/01/30	235	241
U.S. Acute Care Solutions, LLC
9.75%, 05/15/29 (e)	208	195
		12,673
Consumer Discretionary 0.8%
A&K Travel Group Holdings Ltd.
7.50%, 05/15/33 (e)	200	202
Advance Auto Parts, Inc.
1.75%, 10/01/27	25	24
3.90%, 04/15/30	40	38
7.00%, 08/01/30 (e)	72	74
3.50%, 03/15/32	43	38
7.38%, 08/01/33 (e)	217	224
Allison Transmission, Inc.
5.88%, 12/01/33 (e)	70	70
American Axle & Manufacturing, Inc.
6.38%, 10/15/32 (e)	60	60
7.75%, 10/15/33 (e)	95	94
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (e)	55	52
6.88%, 08/01/33 (e)	45	45
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (e)	130	101
Avis Budget Car Rental, LLC
8.00%, 02/15/31 (e)	5	5
8.38%, 06/15/32 (d) (e)	75	76
Azul Secured Finance LLP
9.88%, 02/15/31 (e)	85	82
BCPE Flavor Debt Merger Sub LLC
9.50%, 07/01/32 (e)	125	118
Beach Acquisition Bidco, LLC
10.00%, 07/15/33 (e) (o)	138	157
Beazer Homes USA, Inc.
7.50%, 03/15/31 (e)	75	75
8.00%, 01/15/32 (e)	20	20
BRE RC Pitney Road PA LP
6.63%, 01/15/32 (e)	70	71
Caesars Entertainment, Inc.
7.00%, 02/15/30 (e)	51	51
Carnival Corporation
5.88%, 06/15/31 (e)	90	92
5.75%, 08/01/32 (e)	70	71
6.13%, 02/15/33 (e)	75	76
Carvana Co.
5.88%, 10/01/28 (e)	85	83
4.88%, 09/01/29 (e)	140	129
10.25%, 05/01/30 (e)	145	155
Century Communities, Inc.
6.63%, 09/15/33 (e)	80	81
Clarios Global LP
6.75%, 02/15/30 - 09/15/32 (e)	125	128
Cooper-Standard Automotive Inc.
9.25%, 03/01/31 (e)	127	128
Corporacion Geo, S.A.B. De C.V.
0.00%, 12/31/49 (h) (i) (n)	99	—
Dream Finders Homes, Inc.
6.88%, 09/15/30 (e)	80	79
EG Global Finance PLC
12.00%, 11/30/28 (e)	339	361
Fertitta Entertainment, LLC
6.75%, 01/15/30 (d) (e)	230	225
Forvia
6.75%, 09/15/33 (e)	70	70
GENM Capital Labuan Limited
3.88%, 04/19/31 (e)	200	180
Grubhub Holdings Inc.
13.00%, 07/31/30 (e) (o)	57	47
Hilton Domestic Operating Company, Inc.
5.50%, 09/15/31 - 03/31/34 (e)	190	189
3.63%, 02/15/32 (e)	112	102
6.13%, 04/01/32 (e)	45	46
5.88%, 03/15/33 (e)	45	45
5.75%, 09/15/33 (e)	125	125
JH North America Holdings Inc.
10.00%, 01/15/31 (e)	185	184
LBM Acquisition, LLC
6.25%, 01/15/29 (e)	127	92
Les Vetements de Sport Gildan Inc.
4.70%, 10/07/30 (e)	359	352
LGI Homes, Inc.
7.00%, 11/15/32 (d) (e)	270	269
Light and Wonder International, Inc.
6.25%, 10/01/33 (e)	75	75
Lowe`s Companies, Inc.
3.35%, 04/01/27	89	88
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (d) (e)	171	142
Metalsa, S.A.P.I. de C.V.
3.75%, 05/04/31 (e)	150	133
Michaels Companies, Inc., The
8.50%, 03/15/33 (e)	135	134
11.00%, 03/15/34 (d) (e)	127	124
NCL Corporation Ltd.
6.75%, 02/01/32 (e)	75	75
6.25%, 09/15/33 (e)	80	78
Prosus N.V.
3.68%, 01/21/30 (e)	45	43
3.06%, 07/13/31 (e)	125	114
4.19%, 01/19/32 (e)	200	191
Resideo Funding Inc.
6.50%, 07/15/32 (e)	35	35
Restaurant Brands International Limited Partnership
4.38%, 01/15/28 (e)	60	59
6.13%, 06/15/29 (e)	60	61
5.63%, 09/15/29 (e)	150	151
Risewell Homes Inc.
8.50%, 11/01/30 (e)	75	77
Sotheby's, Inc.
8.25%, 04/15/31 (e)	200	199

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	381
5.50%, 09/01/41	2,000	1,712
Staples, Inc.
10.75%, 09/01/29 (e)	215	205
12.75%, 01/15/30 (e)	110	84
Stonemor Inc.
8.50%, 05/15/29 (e)	252	247
Telekom Srbija A.D. Beograd
7.00%, 10/28/29 (e)	225	225
TKC Holdings, Inc.
8.50%, 08/15/30 (e)	110	113
12.00%, 02/15/31 (e)	38	40
Univision Communications Inc.
8.50%, 07/31/31 (e)	144	145
9.38%, 08/01/32 (e)	100	101
8.88%, 04/15/33 (e)	75	74
Viking Cruises Limited
9.13%, 07/15/31 (e)	75	79
5.88%, 10/15/33 (e)	130	130
VistaJet Group Holding S.A.
8.75%, 01/15/32 (d) (e)	75	74
Whirlpool Corporation
7.50%, 07/01/31 (e)	35	35
6.50%, 06/15/33 (d)	300	260
5.75%, 03/01/34	30	23
7.88%, 07/01/34 (e)	75	75
ZF North America Capital, Inc.
6.75%, 04/23/30 (e)	80	79
7.50%, 03/24/31 (e)	55	55
6.88%, 04/23/32 (e)	45	44
		10,946
Consumer Staples 0.3%
Albertsons Companies, Inc.
5.63%, 03/31/32 (e)	75	72
5.75%, 03/31/34 (e)	80	76
B&G Foods, Inc.
5.25%, 09/15/27 (d)	5	5
BidFair Holdings Inc.
5.88%, 06/01/29 (e)	65	62
Biocon Biologics Global PLC
6.67%, 10/09/29 (e)	60	60
C&S Group Enterprises LLC
5.00%, 12/15/28 (d) (e)	77	72
Cencosud S.A.
5.75%, 04/15/36 (e)	80	80
Central American Bottling Corporation
5.25%, 04/27/29 (e)	130	128
Champions Financing, Inc.
8.75%, 02/15/29 (d) (e)	161	157
Cosan Overseas Limited
8.25% (g) (l)	190	188
DP World Crescent Limited
3.75%, 01/30/30 (e)	175	166
Green Palm Bidco S.a r.l.
5.96%, 06/30/41 (e)	100	101
6.46%, 06/30/46 (e)	200	203
Imperial Brands Finance PLC
6.13%, 07/27/27 (e)	536	544
KeHE Distributors, LLC
9.00%, 02/15/29 (e)	130	136
7.13%, 04/30/33 (e)	25	25
Lamb Weston Holdings, Inc.
4.38%, 01/31/32 (e)	130	122
Marb Bondco PLC
3.95%, 01/29/31 (e)	195	172
Minerva Luxembourg S.A.
4.38%, 03/18/31 (d) (e)	45	40
8.88%, 09/13/33 (e)	170	176
NBM US Holdings, Inc.
6.63%, 08/06/29 (e)	120	120
OT MidCo Inc.
10.00%, 02/15/30 (d) (e)	155	61
Performance Food Group, Inc.
6.13%, 09/15/32 (e)	40	41
5.63%, 03/01/34 (e)	80	79
Post Holdings, Inc.
6.25%, 02/15/32 - 10/15/34 (e)	110	110
6.38%, 03/01/33 (e)	55	55
6.50%, 03/15/36 (e)	35	35
Reynolds American Inc.
5.85%, 08/15/45	1,000	986
Synergy Infrastructure Holdings, LLC
7.88%, 12/01/30 (e)	31	32
7.00%, 07/15/34 (e)	15	15
U.S. Foods Inc.
6.88%, 09/15/28 (e)	45	46
4.75%, 02/15/29 (e)	65	64
5.75%, 04/15/33 (e)	65	65
United Rentals (North America), Inc.
6.13%, 03/15/34 (e)	100	102
Viking Baked Goods Acquisition Corporation
8.63%, 11/01/31 (e)	75	76
Williams Scotsman, Inc.
6.63%, 06/15/29 - 04/15/30 (e)	130	134
		4,606
Total Corporate Bonds And Notes (cost $381,582)		373,725
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.4%
AASET 2020-1 Trust
Series 2020-A-1A, 3.35%, 01/15/27 (f)	47	46
Series 2020-B-1A, 4.34%, 01/15/27 (f)	39	38
AASET 2021-1 Trust
Series 2021-A-1A, 2.95%, 10/16/28 (f)	277	266
AASET 2021-2 Trust
Series 2021-A-2A, 2.80%, 12/15/28 (f)	302	283
AASET 2022-1 Limited
Series 2022-A-1A, 6.00%, 05/16/29 (f)	992	987
AASET 2024-1
Series 2024-A1-1A, 6.26%, 05/16/31 (f)	581	580
Series 2024-A2-1A, 6.26%, 05/16/31 (f)	529	528
AASET 2025-1
Series 2025-A-1A, 5.94%, 02/16/32 (e) (f)	520	514
Affirm Master Trust
Series 2026-A-2A, 4.67%, 04/16/29	290	289
AIMCO CLO 10 Ltd
Series 2019-A1R3-10AR, 4.85%, (3 Month Term SOFR + 1.19%), 07/22/39 (j)	927	928
AIMCO CLO 11 Ltd
Series 2020-A1R2-11A, 5.02%, (3 Month Term SOFR + 1.34%), 07/17/37 (j)	969	970
AIMCO CLO 14 Ltd
Series 2021-A1R-14A, REMIC, 4.90%, (3 Month Term SOFR + 1.22%), 10/20/38 (j)	1,573	1,574
AIMCO CLO 17 Ltd
Series 2022-A1R-17A, 5.03%, (3 Month Term SOFR + 1.35%), 07/20/37 (j)	1,099	1,100
AIMCO CLO 19, Ltd.
Series 2024-A-19A, 5.03%, (3 Month Term SOFR + 1.35%), 10/20/37 (j)	340	341
AIMCO CLO 21, Ltd.
Series 2024-A1R-21A, 4.92%, (3 Month Term SOFR + 1.25%), 04/18/39 (j)	1,046	1,047
AIMCO CLO 22 Ltd
Series 2024-A1R-22A, 4.86%, (3 Month Term SOFR + 1.20%), 04/19/39 (j)	1,035	1,036
AIMCO CLO Series 2018-B
Series 2018-AR3-BA, 4.88%, (3 Month Term SOFR + 1.20%), 04/16/37 (j)	1,188	1,190
ALA Trust 2025-OANA
Series 2025-A-OANA, REMIC, 5.37%, (1 Month Term SOFR + 1.74%), 06/15/27 (j)	780	783
Aligned Data Centers Issuer, LLC
Series 2026-A2I-1A, 5.91%, 06/15/31	545	546
Allegro CLO XII, Ltd.
Series 2020-A1R-1A, 5.11%, (3 Month Term SOFR + 1.44%), 07/21/37 (j)	1,461	1,464
Allegro CLO XIII, Ltd.
Series 2021-A1R-1A, 5.02%, (3 Month Term SOFR + 1.34%), 07/20/38 (j)	716	717

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Allegro CLO XV, Ltd.
Series 2022-A1R-1A, 4.86%, (3 Month Term SOFR + 1.18%), 04/20/38 (j)	893	892
ALTDE 2025-1 Trust
Series 2025-A-1A, 5.90%, 02/15/32 (f)	694	688
Angel Oak Mortgage Trust I, LLC
Series 2026-A1-2, REMIC, 4.69%, 02/25/30 (f) (j)	95	93
Ares LIV CLO Ltd
Series 2019-AR2-54A, 4.98%, (3 Month Term SOFR + 1.31%), 07/15/38 (j)	643	644
Ares LIX CLO Ltd
Series 2021-A-59A, 4.96%, (3 Month Term SOFR + 1.29%), 04/25/34 (j)	521	521
Ares LV CLO Ltd
Series 2020-A1R2-55A, 5.04%, (3 Month Term SOFR + 1.37%), 10/15/37 (j)	652	653
Ares LVIII CLO Ltd.
Series 2020-A1R2-58A, 4.91%, (3 Month Term SOFR + 1.24%), 04/15/38 (j)	908	908
Ares LXX CLO Ltd
Series 2023-A1R-70A, 4.92%, (3 Month Term SOFR + 1.25%), 01/25/39 (j)	775	776
ARI Fleet Lease Trust 2024-B
Series 2024-A2-B, 5.54%, 02/16/27	70	71
Avis Budget Rental Car Funding (AESOP) LLC
Series 2026-A-3A, REMIC, 4.82%, 04/20/30	200	200
Series 2026-A-4A, REMIC, 5.09%, 12/20/31	200	200
Bain Capital Credit CLO 2023-2, Limited
Series 2023-A1R-2A, 5.00%, (3 Month Term SOFR + 1.32%), 07/18/38 (j)	943	944
Bain Capital Credit CLO 2023-4 Ltd
Series 2023-A1R-4A, 4.90%, (3 Month Term SOFR + 1.23%), 01/21/39 (j)	915	915
BAMLL Commercial Mortgage Securities Trust 2019-BPR
Series 2019-ANM-BPR, REMIC, 3.11%, 11/05/32	376	365
Series 2019-BNM-BPR, REMIC, 3.47%, 11/05/32	100	97
Bank 2017-BNK6
Series 2017-ASB-BNK6, REMIC, 3.29%, 07/17/26	2	2
Bank 2019-BNK21
Series 2019-A5-BN21, REMIC, 2.85%, 09/17/29	94	88
Bank 2020-BNK25
Interest Only, Series 2020-XB-BN25, REMIC, 0.44%, 01/18/63 (j)	3,200	48
Bank 2022-BNK44
Series 2022-A5-BNK44, REMIC, 5.93%, 10/18/32 (j) (q)	3,815	3,975
Bank5 2025-5YR16
Interest Only, Series 2025-XB-5YR19, REMIC, 0.60%, 12/17/58 (j)	1,000	26
Interest Only, Series 2025-XB-5YR16, REMIC, 0.35%, 08/17/63 (j)	1,600	26
Bank5 2026-5YR21
Series 2026-A3-5YR21, REMIC, 5.53%, 03/17/31	400	410
Barings 2026-SBP Issuer LLC
Series 2026-A-SBP, 4.82%, 02/19/59 (f)	926	914
Barings CLO Ltd 2020-I
Series 2020-A1R2-1A, 4.93%, (3 Month Term SOFR + 1.26%), 01/15/38 (j)	589	591
Barings CLO Ltd. 2020-IV
Series 2020-AR-4A, 5.05%, (3 Month Term SOFR + 1.37%), 10/20/37 (j)	1,190	1,193
BCRED BSL Static CLO 2025-1 Ltd
Series 2025-AR-1A, 4.92%, (3 Month Term SOFR + 1.25%), 07/24/35 (j)	475	475
Benchmark 2018-B4 Mortgage Trust
Series 2018-A5-B4, REMIC, 4.12%, 06/16/28 (j)	106	104
Benchmark 2019-B10 Mortgage Trust
Series 2019-ASB-B10, REMIC, 3.62%, 11/17/28	124	121
Benchmark 2019-B12 Mortgage Trust
Interest Only, Series 2019-XA-B12, REMIC, 0.99%, 08/16/52 (j)	6,016	127
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.75%, 12/15/62 (j)	4,244	70
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.23%, 07/17/54 (j)	1,987	86
Benefit Street Partners CLO 44 Ltd
Series 2025-A1-44A, 4.89%, (3 Month Term SOFR + 1.22%), 01/18/39 (j)	784	785
Benefit Street Partners CLO V-B Ltd
Series 2018-A1RR-5BAR, 4.88%, (3 Month Term SOFR + 1.21%), 07/20/39 (j)	538	539
Benefit Street Partners CLO XXXI, Ltd.
Series 2023-AR-33A, 4.86%, (3 Month Term SOFR + 1.19%), 01/25/39 (j)	859	860
Benefit Street Partners CLO XXXIII, Ltd.
Series 2021-A1RR-23A, 4.90%, (3 Month Term SOFR + 1.26%), 04/25/39 (j)	739	740
Benefit Street Partners CLO XXXV Ltd
Series 2024-AR-35AR, 4.85%, (3 Month Term SOFR + 1.20%), 07/25/39 (j)	745	746
BHG Securitization Trust 2025-2CON
Series 2025-A-2CON, 4.84%, 09/17/36	143	142
BHG Securitization Trust 2026-1CON
Series 2026-A-1CON, 4.81%, 06/17/37	96	96
Blackbird Capital II Aircraft Lease Limited
Series 2021-A-1A, 2.44%, 07/17/28 (f)	2,469	2,327
BLP Commercial Mortgage Trust
Series 2024-A-IND2, REMIC, 4.97%, (1 Month Term SOFR + 1.34%), 03/15/41 (j)	428	429
Blueberry Park CLO, Ltd.
Series 2024-A-1A, 5.03%, (3 Month Term SOFR + 1.35%), 10/20/37 (j)	1,264	1,265
BMO 2025-5C13 Mortgage Trust
Series 2025-A2-5C13, REMIC, 4.74%, 11/18/30	200	198
BMP 2024-MF23
Series 2024-A-MF23, 5.00%, (1 Month Term SOFR + 1.37%), 06/17/41 (j)	749	749
Series 2024-B-MF23, 5.27%, (1 Month Term SOFR + 1.64%), 06/17/41 (j)	370	370
Series 2024-C-MF23, 5.47%, (1 Month Term SOFR + 1.84%), 06/17/41 (j)	261	261
Brant Point CLO 2025-8 Ltd
Series 2025-D1-8A, 6.52%, (3 Month Term SOFR + 2.85%), 03/31/38 (j)	100	100
BRAVO Residential Funding Trust 2023-RPL1
Series 2023-A1-RPL1, REMIC, 5.00%, 05/25/63 (j)	457	451
BRAVO Residential Funding Trust 2025-NQM5
Series 2025-A1-NQM5, REMIC, 5.50%, 02/25/65 (f)	192	192
Bridge Commercial Mortgage Trust 2026-MF
Series 2026-A-MF, REMIC, 4.85%, (1 Month Term SOFR + 1.25%), 06/15/28 (j)	300	300
BX 2021-PAC Mortgage Trust
Series 2021-A-PAC, REMIC, 4.43%, (1 Month Term SOFR + 0.80%), 11/15/38 (j)	1,203	1,203
Series 2021-B-PAC, REMIC, 4.64%, (1 Month Term SOFR + 1.01%), 11/15/38 (j)	180	180
Series 2021-C-PAC, REMIC, 4.84%, (1 Month Term SOFR + 1.21%), 11/15/38 (j)	241	241
Series 2021-D-PAC, REMIC, 5.04%, (1 Month Term SOFR + 1.41%), 11/15/38 (j)	234	234
Series 2021-E-PAC, REMIC, 5.69%, (1 Month Term SOFR + 2.06%), 11/15/38 (j)	813	813
BX Commercial Mortgage Trust 2018-BIOA
Series 2025-A-DIME, REMIC, 4.78%, (1 Month Term SOFR + 1.15%), 02/16/27 (j)	988	984
Series 2026-A-LP3, REMIC, 5.01%, (1 Month Term SOFR + 1.38%), 04/15/28 (j)	1,323	1,328
Series 2026-A-ALOHA, REMIC, 4.98%, (1 Month Term SOFR + 1.35%), 04/15/43 (j)	1,053	1,054

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
BX Commercial Mortgage Trust 2024-GPA3
Series 2024-A-GPA3, REMIC, 4.92%, (1 Month Term SOFR + 1.29%), 12/15/26 (j)	270	271
BX Commercial Mortgage Trust 2024-MDHS
Series 2024-A-MDHS, REMIC, 5.27%, (1 Month Term SOFR + 1.64%), 05/15/29 (j)	1,013	1,014
BX Commercial Mortgage Trust 2024-XL4
Series 2024-A-XL4, REMIC, 5.07%, (1 Month Term SOFR + 1.44%), 02/15/39 (j)	987	989
Series 2024-B-XL4, REMIC, 5.42%, (1 Month Term SOFR + 1.79%), 02/15/39 (j)	93	93
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 5.02%, (1 Month Term SOFR + 1.39%), 03/15/29 (j)	1,630	1,632
Series 2024-B-XL5, REMIC, 5.32%, (1 Month Term SOFR + 1.69%), 03/15/29 (j)	372	372
Series 2024-C-XL5, REMIC, 5.57%, (1 Month Term SOFR + 1.94%), 03/15/29 (j)	493	494
BX Commercial Mortgage Trust 2025-SPOT
Series 2025-A-SPOT, REMIC, 5.07%, (1 Month Term SOFR + 1.44%), 04/15/27 (j)	1,795	1,796
Series 2025-B-SPOT, REMIC, 5.37%, (1 Month Term SOFR + 1.74%), 04/15/27 (j)	645	645
BX Commercial Mortgage Trust 2026-XL6
Series 2026-A-XL6, REMIC, 4.83%, (1 Month Term SOFR + 1.20%), 03/15/28 (j)	1,467	1,467
Series 2026-B-XL6, REMIC, 5.08%, (1 Month Term SOFR + 1.45%), 03/15/28 (j)	163	163
BX Trust 2022-IND
Series 2022-A-IND, REMIC, 5.12%, (1 Month Term SOFR + 1.49%), 04/15/37 (j)	339	339
Series 2022-B-IND, REMIC, 5.57%, (1 Month Term SOFR + 1.94%), 04/15/37 (j)	427	427
Series 2022-C-IND, REMIC, 5.92%, (1 Month Term SOFR + 2.29%), 04/15/37 (j)	97	97
Series 2022-D-IND, REMIC, 6.46%, (1 Month Term SOFR + 2.84%), 04/15/37 (j)	80	81
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 5.07%, (1 Month Term SOFR + 1.44%), 04/15/29 (j)	1,400	1,401
Series 2024-B-CNYN, REMIC, 5.32%, (1 Month Term SOFR + 1.69%), 04/15/29 (j)	225	226
Series 2024-C-CNYN, REMIC, 5.57%, (1 Month Term SOFR + 1.94%), 04/15/29 (j)	188	188
BX Trust 2025-ROIC
Series 2025-A-ROIC, REMIC, 4.77%, (1 Month Term SOFR + 1.14%), 03/15/27 (j)	3,323	3,318
Series 2025-B-ROIC, REMIC, 5.02%, (1 Month Term SOFR + 1.39%), 03/15/27 (j)	369	368
Series 2025-C-ROIC, REMIC, 5.17%, (1 Month Term SOFR + 1.54%), 03/15/27 (j)	521	519
BX Trust 2025-TAIL
Series 2025-A-TAIL, 5.03%, (1 Month Term SOFR + 1.40%), 06/15/27 (j)	347	348
BX Trust 2026-CIP
Series 2026-A-CIP, REMIC, 4.83%, (1 Month Term SOFR + 1.20%), 05/15/28 (j)	910	911
BX Trust 2026-ORBT
Series 2026-A-ORBT, 0.00%, (1 Month Term SOFR + 1.35%), 07/17/28 (j)	1,110	1,110
Carlyle US CLO 2021-10 LTD
Series 2021-A1R-10A, 4.99%, (3 Month Term SOFR + 1.31%), 01/20/38 (j)	728	729
Carlyle US CLO 2021-11 Ltd
Series 2021-A1R-11A, 5.08%, (3 Month Term SOFR + 1.41%), 07/27/37 (j)	1,277	1,277
Carlyle US CLO 2025-6 LTD
Series 2025-A1-6A, 4.88%, (3 Month Term SOFR + 1.22%), 01/20/39 (j)	886	887
Carmax Select Receivables Trust 2026-A
Series 2026-A3-A, 3.99%, 11/16/28	35	35
Carvana Auto Receivables Trust 2026-P2
Series 2026-A3-P2, 4.77%, 06/10/29	300	300
CCG Receivables Trust 2026-1
Series 2026-A2-1, 4.45%, 10/15/29	300	299
Cedar Funding X CLO Ltd
Series 2019-AR2-10A, 5.04%, (3 Month Term SOFR + 1.36%), 10/20/37 (j)	710	712
Cedar Funding XII CLO Ltd
Series 2020-ARR-12A, 4.87%, (3 Month Term SOFR + 1.20%), 01/25/38 (j)	857	857
Cedar Funding XVII CLO, Ltd.
Series 2023-AR-17A, 5.03%, (3 Month Term SOFR + 1.35%), 07/20/38 (j)	877	879
CENT 2025-CITY
Series 2025-A-CITY, REMIC, 5.09%, (1 Month Term SOFR + 5.09%), 07/12/30 (j) (q)	716	715
CENT TRUST 2025-CITY
Interest Only, Series 2025-X-CITY, REMIC, 0.21%, 07/10/40 (j)	8,500	50
CF Hippolyta Issuer LLC
Series 2021-A1-1A, REMIC, 1.53%, 03/15/61	1,417	1,121
CFCRE 2016-C7 Mortgage Trust
Series 2016-A2-C7, REMIC, 3.59%, 11/13/26	157	157
CFCRE 2017-C8 Mortgage Trust
Series 2017-A3-C8, REMIC, 3.30%, 03/17/27	868	861
CFMT 2024-HB15, LLC
Series 2024-A-HB15, 4.00%, 08/25/27	118	117
Chesapeake Funding II LLC
Series 2023-A1-2A, 6.16%, 11/16/26	83	83
Series 2024-A1-1A, 5.52%, 09/15/27	216	217
CIFC Funding 2019-V Ltd
Series 2019-A1R2-5A, 4.94%, (3 Month Term SOFR + 1.27%), 10/15/38 (j)	823	823
CIFC Funding 2021-VI Ltd
Series 2021-A1R-6A, 4.85%, (3 Month Term SOFR + 1.21%), 07/15/39 (j)	933	933
CIFC Funding 2025-VI, Ltd.
Series 2025-A1-6A, 4.92%, (3 Month Term SOFR + 1.25%), 10/23/38 (j)	545	545
CIFC Funding 2026-I Ltd
Series 2026-A1-1A, REMIC, 4.84%, (3 Month Term SOFR + 1.17%), 04/25/39 (j)	1,500	1,501
Citigroup Commercial Mortgage Trust 2019-GC41
Interest Only, Series 2019-XA-GC41, REMIC, 1.00%, 08/11/56 (j)	3,134	78
COMM 2005-C6
Series 2025-A-ELP, REMIC, 4.60%, 11/15/30 (j)	537	530
Consolidated Communications LLC/Fidium Fiber Finan
Series 2026-A2-1A, 5.08%, 03/20/56	190	188
CSAIL 2018-CX12 Commercial Mortgage Trust
Series 2018-A3-CX12, REMIC, 3.96%, 05/17/28	210	207
CSTL Commercial Mortgage Trust 2026-GATE3
Series 2026-A-GATE3, REMIC, 4.85%, 02/10/43 (j)	100	98
DB Master Finance LLC
Series 2017-A2II-1A, 4.03%, 11/20/27	3,564	3,530
Series 2025-A2I-1A, 4.89%, 11/20/30	667	660
Series 2026-A2I-1A, 5.20%, 08/20/31	550	550
Series 2025-A2II-1A, 5.17%, 11/22/32	542	531
Series 2026-A2II-1A, 5.43%, 08/20/33	548	549
Dext ABS 2025-2, LLC
Series 2025-A3-2, 4.23%, 04/15/36	135	134
DLLAA 2023-1 LLC
Series 2023-A3-1A, 5.64%, 02/22/28	117	118
DLLAD 2023-1 LLC
Series 2023-A3-1A, 4.79%, 03/22/27	87	87
Domino's Pizza, Inc.
Series 2017-A23-1A, 4.12%, 07/26/27	3,532	3,508
Dryden 37 Senior Loan Fund
Series 2022-A1R-108A, 5.04%, (3 Month Term SOFR + 1.36%), 07/18/37 (j)	1,705	1,705
Dryden 85 CLO Ltd
Series 2020-A1R2-85A, 5.05%, (3 Month Term SOFR + 1.38%), 07/15/37 (j)	1,266	1,268
DTP Commercial Mortgage Trust 2023-STE2
Series 2023-A-STE2, REMIC, 5.84%, 01/18/29 (j)	282	282
Eaton Vance CLO 2020-1, Ltd.
Series 2020-ARR-1A, 5.06%, (3 Month Term SOFR + 1.39%), 10/15/37 (j)	1,146	1,148

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Eaton Vance CLO 2020-2 Ltd
Series 2020-AR2-2A, 5.05%, (3 Month Term SOFR + 1.38%), 10/15/37 (j)	1,020	1,021
Exeter Select Automobile Receivables Trust 2025-1
Series 2025-A2-1, 4.83%, 11/16/26	15	15
Series 2025-A3-1, 4.69%, 03/15/28	115	115
Extended Stay America Trust 2025-ESH
Series 2025-A-ESH, REMIC, 4.93%, (1 Month Term SOFR + 1.30%), 10/15/30 (j)	1,599	1,602
Series 2025-B-ESH, REMIC, 5.23%, (1 Month Term SOFR + 1.60%), 10/15/30 (j)	284	285
Series 2025-C-ESH, REMIC, 5.48%, (1 Month Term SOFR + 1.85%), 10/15/30 (j)	140	141
Extended Stay America Trust 2026-ESH2
Series 2026-A-ESH2, REMIC, 4.83%, (1 Month Term SOFR + 1.20%), 02/15/43 (j)	1,422	1,424
Series 2026-B-ESH2, REMIC, 5.03%, (1 Month Term SOFR + 1.40%), 02/15/43 (j)	146	147
Series 2026-C-ESH2, REMIC, 5.23%, (1 Month Term SOFR + 1.60%), 02/15/43 (j)	99	100
Flatiron CLO 20 Ltd
Series 2020-A1R2-1A, 4.88%, (3 Month Term SOFR + 1.24%), 11/20/38 (j)	1,862	1,863
Flatiron CLO 21 Ltd
Series 2021-A1R-1A, 5.04%, (3 Month Term SOFR + 1.36%), 10/19/37 (j)	1,103	1,104
Flatiron CLO 26 Ltd.
Series 2024-A-4A, 5.00%, (3 Month Term SOFR + 1.33%), 01/15/38 (j)	1,041	1,043
Flatiron CLO 31 Ltd
Series 2025-A1-31A, 4.88%, (3 Month Term SOFR + 1.20%), 01/18/39 (j)	777	778
Flatiron CLO 32 Ltd
Series 2025-A1-32A, 4.96%, (3 Month Term SOFR + 1.29%), 10/22/38 (j)	849	853
Flatiron RR CLO 30 Ltd
Series 2025-A1-30A, REMIC, 4.83%, (3 Month Term SOFR + 1.16%), 04/15/38 (j)	905	906
FTAI MRE 2026-1 Cayman Ltd
Series 2026-A-1A, 5.63%, 06/15/51 (f)	615	613
GGAM Master Trust International Ltd
Series 2025-A-1A, 5.92%, 09/30/60	1,703	1,687
GGAM Master Trust International, Ltd.
Series 2026-A-1A, 5.86%, 09/30/60 (r)	715	715
Gilead 2025-1 Aviation Limited
Series 2025-A-1A, 5.79%, 03/15/32 (f)	1,237	1,225
GMF Floorplan Owner Revolving Trust
Series 2024-A1-4A, REMIC, 4.73%, 11/15/27	750	754
GoldenTree Loan Management US CLO 28, Ltd.
Series 2026-A-28A, 4.92%, (3 Month Term SOFR + 1.17%), 10/20/39 (j)	501	501
GoldenTree Loan Management US CLO 30 Ltd
Series 2026-A-30A, 4.93%, (3 Month Term SOFR + 1.18%), 07/20/39 (j)	920	920
Green Lakes Park CLO LLC
Series 2025-ARR-1A, 4.85%, (3 Month Term SOFR + 1.18%), 01/25/38 (j)	905	904
GS Mortgage Securities Trust 2017-GS6
Series 2017-A2-GS6, REMIC, 3.16%, 03/12/27	66	65
GS Mortgage-Backed Securities Trust 2024-RPL2
Series 2024-A1-RPL2, REMIC, 3.75%, 07/25/61 (j)	312	304
GS Mortgage-Backed Securities Trust 2024-RPL4
Series 2024-A1-RPL4, REMIC, 3.90%, 07/25/26 (f)	575	567
Hamlin Park CLO Ltd
Series 2024-A-1A, 5.02%, (3 Month Term SOFR + 1.34%), 10/20/37 (j)	1,015	1,016
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/38 (f)	87	87
INTL Commercial Mortgage Trust 2025-PLAZA
Series 2025-A-PLAZA, REMIC, 4.88%, 11/07/30 (j)	490	488
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFX-WPT, REMIC, 4.25%, 07/08/33	339	319
J.P. Morgan Mortgage Trust 2025-NQM2
Series 2025-A1-NQM2, REMIC, 5.57%, 05/25/29 (j)	151	151
J.P. Morgan Mortgage Trust 2026-NQX1
Series 2026-A1-NQX1, REMIC, 5.50%, 03/25/30 (f) (j)	283	282
Jersey Mike's Funding, LLC
Series 2024-A2-1A, 5.64%, 02/15/32	1,205	1,217
Series 2025-A2-1A, 5.61%, 08/16/32	526	529
Kennedy Lewis CLO 19 Ltd
Series 2025-E-19A, 9.66%, (3 Month Term SOFR + 6.00%), 04/22/36 (j)	100	100
Lakeside Park CLO Ltd
Series 2025-A-1A, 4.82%, (3 Month Term SOFR + 1.15%), 04/15/38 (j)	658	657
LIFE 2021-BMR Mortgage Trust
Series 2021-C-BMR, REMIC, 4.84%, (1 Month Term SOFR + 1.21%), 03/15/38 (j)	17	17
Series 2021-D-BMR, REMIC, 5.14%, (1 Month Term SOFR + 1.51%), 03/15/38 (j)	159	153
Series 2021-E-BMR, REMIC, 5.49%, (1 Month Term SOFR + 1.86%), 03/15/38 (j)	139	132
LIFE 2022-BMR2 Mortgage Trust
Series 2022-A1-BMR2, REMIC, 4.92%, (1 Month Term SOFR + 1.30%), 05/17/38 (j)	2,042	1,948
Series 2022-B-BMR2, REMIC, 5.42%, (1 Month Term SOFR + 1.79%), 05/17/38 (j)	1,221	1,102
Series 2022-C-BMR2, REMIC, 5.72%, (1 Month Term SOFR + 2.09%), 05/17/38 (j)	684	589
Series 2022-D-BMR2, REMIC, 6.17%, (1 Month Term SOFR + 2.54%), 05/17/38 (j)	608	493
Madison Park Funding XIII, Ltd
Series 2024-A1-67A, 5.18%, (3 Month Term SOFR + 1.51%), 04/25/37 (j)	1,211	1,211
Magnetite XLI, Limited
Series 2024-A-41A, REMIC, 4.96%, (3 Month Term SOFR + 1.29%), 01/25/38 (j)	596	596
Magnetite Xlv Ltd
Series 2025-A1-45A, REMIC, 4.82%, (3 Month Term SOFR + 1.15%), 04/15/38 (j)	635	635
Magnetite XXIX, Limited
Series 2021-AR-29A, 5.02%, (3 Month Term SOFR + 1.35%), 07/15/37 (j)	1,150	1,151
MAGNETITE XXVI, Ltd.
Series 2020-AR2-26A, 4.82%, (3 Month Term SOFR + 1.15%), 01/25/38 (j)	870	869
Magnetite XXVIII Ltd
Series 2020-A1RR-28A, 4.91%, (3 Month Term SOFR + 1.24%), 01/15/38 (j)	1,209	1,211
Magnetite XXX, Limited
Series 2021-AR-30A, 5.02%, (3 Month Term SOFR + 1.35%), 10/25/37 (j)	1,072	1,073
Magnetite XXXVI Ltd
Series 2023-AR-36A, 4.99%, (3 Month Term SOFR + 1.32%), 07/26/38 (j)	863	865
Magnetite XXXVIII Ltd
Series 2024-A1R-38AR, 4.85%, (3 Month Term SOFR + 1.19%), 07/15/39 (j)	786	786
Merchants Fleet Funding LLC
Series 2024-A-1A, 5.82%, 08/20/27	342	344
Series 2023-A-1A, 7.21%, 05/20/36	99	99
Series 2025-A-1A, 4.49%, 01/20/39	200	200
MFA 2024-RPL1 Trust
Series 2024-A1-RPL1, REMIC, 4.25%, 02/25/66 (j)	160	152
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-A-STOR, REMIC, 4.44%, (1 Month Term SOFR + 0.81%), 07/15/38 (j)	603	603
MHP Commercial Mortgage Trust 2025-MHIL2
Series 2025-A-MHIL2, REMIC, 5.08%, (1 Month Term SOFR + 1.45%), 09/15/27 (j)	751	752
Morgan Stanley & Co. LLC
Series 2019-A3-L2, REMIC, 3.81%, 01/18/29	449	441
Morgan Stanley Capital I Trust 2016-UBS11
Series 2016-A4-UB11, REMIC, 2.78%, 08/17/26	1	1
Morgan Stanley Capital I Trust 2017-H1
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	683	676

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-A-NUGS, REMIC, 4.69%, (1 Month Term SOFR + 1.06%), 12/15/36 (j)	900	535
Morgan Stanley Eaton Vance CLO 2023-20 Ltd
Series 2023-A1R-20A, 5.00%, (3 Month Term SOFR + 1.32%), 01/20/37 (j)	706	707
Morgan Stanley Eaton Vance CLO 2025-21 Ltd
Series 2025-A1-21A, 4.84%, (3 Month Term SOFR + 1.17%), 04/15/38 (j)	1,085	1,084
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3
Series 2025-A1-NQM3, REMIC, 5.53%, 05/25/70 (f) (j)	148	149
Navigator 2025-1 Aviation Ltd
Series 2025-A-1, 5.11%, 10/15/50 (f)	1,206	1,173
Neuberger Berman Loan Advisers CLO 25 Ltd
Series 2017-AR2-25A, 5.08%, (3 Month Term SOFR + 1.40%), 07/18/38 (j)	965	967
Nissan Auto Lease Trust 2026-A
Series 2026-A3-A, 3.87%, 03/15/29	140	139
NYMT Loan Trust 2022-CP1
Series 2022-A1-CP1, 2.04%, 09/25/27	95	89
NYMT Loan Trust 2024-CP1
Series 2024-A1-CP1, REMIC, 3.75%, 08/25/37 (j)	233	215
Oak Hill Credit Partners
Series 2024-A1-18A, 5.18%, (3 Month Term SOFR + 1.50%), 04/20/37 (j)	1,393	1,393
Series 2024-A2-18A, 5.33%, (3 Month Term SOFR + 1.65%), 04/20/37 (j)	250	250
OBX 2026-R2 Trust
Series 2026-A1FC-R2, REMIC, 5.36%, 03/25/63 (f)	387	386
OCP Aegis CLO 2025-47 Ltd
Series 2025-A1-47A, 4.78%, (3 Month Term SOFR + 1.11%), 01/21/38 (j)	714	712
OCP CLO 2015-8, Ltd.
Series 2020-AR2-8RA, 4.90%, (3 Month Term SOFR + 1.22%), 10/18/38 (j)	806	806
OCP CLO 2018-15 Ltd
Series 2018-AR-15A, 4.93%, (3 Month Term SOFR + 1.25%), 01/20/38 (j)	550	550
OCP CLO 2024-33 Ltd
Series 2024-A1R-33AR, 4.89%, (3 Month Term SOFR + 1.19%), 06/21/39 (j)	735	735
OCP CLO 2025-44 Ltd
Series 2025-A-44A, 4.97%, (3 Month Term SOFR + 1.30%), 10/25/38 (j)	891	894
OCP CLO 2025-46 Ltd
Series 2025-A-46A, 4.97%, (3 Month Term SOFR + 1.20%), 10/15/38 (j)	555	555
OCP CLO Aegis 2024-39, Ltd.
Series 2024-AR-39A, 4.77%, (3 Month Term SOFR + 1.09%), 04/16/38 (j)	1,043	1,041
OCWEN Loan Investment Trust 2024-HB1
Series 2024-A-HB1, 3.00%, 02/25/27	29	28
OHA Credit Funding 13 Ltd
Series 2022-AR-13A, 5.03%, (3 Month Term SOFR + 1.35%), 07/20/37 (j)	1,592	1,593
OHA Credit Funding 14-R Ltd
Series 2023-A-14RA, 4.91%, (3 Month Term SOFR + 1.23%), 04/20/38 (j)	594	595
OHA Credit Funding 18 Ltd
Series 2024-A1R-18AR, 0.00%, 07/20/39 (j)	1,393	1,393
Series 2024-A2R-18AR, 0.00%, 07/20/39 (j)	250	250
OHA Credit Funding 4 Ltd.
Series 2019-AR2-4A, 4.95%, (3 Month Term SOFR + 1.29%), 01/22/38 (j)	1,088	1,089
OHA Credit Funding 5 Ltd.
Series 2012-AR4-7A, 4.78%, (3 Month Term SOFR + 1.14%), 02/20/38 (j)	979	979
OHA Credit Funding 6 Ltd
Series 2020-AR2-6A, 5.01%, (3 Month Term SOFR + 1.33%), 10/20/37 (j)	857	858
OHA Credit Partners Ltd
Series 2024-A-17A, 5.00%, (3 Month Term SOFR + 1.32%), 01/18/38 (j)	374	375
OneMain Financial Issuance Trust 2021-1
Series 2021-A1-1A, 1.55%, 09/14/27	952	934
Onity Loan Investment Trust 2024-HB2
Series 2024-A-HB2, 5.00%, 08/25/27	83	82
Onity Loan Investment Trust 2025-HB2
Series 2025-A-HB2, 3.00%, 11/25/28 (j)	168	164
Onity Loan Investment Trust 2026-HB3
Series 2026-A-HB3, REMIC, 3.00%, 06/25/29 (j) (n)	348	341
Oportun Issuance Trust 2025-B
Series 2025-A-B, 4.88%, 11/08/27	300	301
Palmer Square CLO 2026-1 Ltd
Series 2026-A-1A, 4.83%, (3 Month Term SOFR + 1.19%), 04/20/39 (j)	713	713
Palmer Square Loan Funding 2025-1 Ltd
Series 2025-A1-1A, 4.45%, (3 Month Term SOFR + 0.80%), 02/15/33 (j)	787	786
Palmer Square Loan Funding 2025-2 Ltd
Series 2025-A1-2A, 4.61%, (3 Month Term SOFR + 0.94%), 07/15/33 (j)	717	717
Peace Park CLO Ltd
Series 2021-AR-1A, 4.93%, (3 Month Term SOFR + 1.25%), 10/20/38 (j)	898	899
Phantom Aviation
Series 2026-A-1, 5.24%, 01/18/33 (f)	492	484
PK Alift Loan Funding 3 LP
Series 2024-A1-1, 5.84%, 06/15/29	157	157
PLYM Commercial Mortgage Trust 2026-IND
Series 2026-A-IND, 4.88%, (1 Month Term SOFR + 1.25%), 03/15/28 (j)	1,834	1,835
Series 2026-B-IND, 5.08%, (1 Month Term SOFR + 1.45%), 03/15/28 (j)	235	235
Series 2026-C-IND, 5.28%, (1 Month Term SOFR + 1.65%), 03/15/28 (j)	261	261
PRET 2024-RPL1 Trust
Series 2024-A1-RPL1, REMIC, 3.90%, 10/25/63 (j)	366	346
PRET 2025-RPL3 Trust
Series 2025-A1-RPL3, REMIC, 4.15%, 04/25/65 (f)	270	262
PRMI Securitization Trust 2024-CMG1
Series 2024-A1-CMG1, REMIC, 5.06%, (1 Month Term SOFR + 1.45%), 07/25/54 (j) (q)	355	354
PRPM 2024-RCF4, LLC
Series 2024-A1-RCF4, REMIC, 4.00%, 07/25/28 (f)	112	111
PRPM 2024-RCF6, LLC
Series 2024-A1-RCF6, 4.00%, 10/25/64 (f)	74	72
PRPM 2024-RPL2, LLC
Series 2024-A1-RPL2, 3.50%, 05/25/28 (f)	590	573
PRPM 2025-RCF3, LLC
Series 2025-A1-RCF3, REMIC, 5.25%, 07/26/55 (f)	145	145
PRPM 2025-RCF5, LLC
Series 2025-A1-RCF5, REMIC, 4.84%, 10/25/55 (f)	246	245
PRPM 2026-RCF2, LLC
Series 2026-A1-RCF2, 5.50%, 03/25/56 (f) (j)	179	179
PRPM 2026-RCF3 LLC
Series 2026-A1-RCF3, 5.25%, 05/25/56 (f) (j)	131	130
PRPM 2026-RCF4, LLC
Series 2026-A1-RCF4, REMIC, 5.25%, 07/25/28 (f)	200	199
RCO X Mortgage LLC 2026-1
Series 2026-A1-1, 5.54%, 03/25/31 (f)	282	280
RKTL 2026-2
Series 2026-A-2A, 4.33%, 05/25/35	377	377
RR 16 Ltd
Series 2021-A1A2-16AR, 4.90%, 07/15/41 (j)	561	562
RR 25 Ltd
Series 2023-A1A2-25A, 4.85%, (3 Month Term SOFR + 1.18%), 04/15/41 (j)	602	601
RR 34 LTD
Series 2024-A1R-34RA, 5.02%, (3 Month Term SOFR + 1.35%), 10/15/39 (j)	478	479

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
RR 44 Ltd
Series 2026-A1A-44A, 4.85%, (3 Month Term SOFR + 1.17%), 04/15/41 (j)	915	914
RR 7 Ltd
Series 2019-A1AB-7A, 5.01%, (3 Month Term SOFR + 1.34%), 01/15/37 (j)	1,141	1,141
SBA Towers, LLC
Series 2020-2C-2, 2.33%, 01/15/28	279	268
SFS Auto Receivables Securitization Trust 2026-1
Series 2026-A2A-1A, 3.91%, 08/20/29	100	100
Series 2026-A3-1A, 3.96%, 07/20/31	100	99
SHOPS Commercial Mortgage Trust 2026-CSTL
Series 2026-A-CSTL, REMIC, 4.81%, 05/15/39 (j)	865	859
Silver Aircraft Lease Investment Limited
Series 2019-A-1, 3.97%, 07/15/26 (f)	344	332
Sixth Street CLO XIX, Ltd.
Series 2021-A1R-19A, 4.96%, (3 Month Term SOFR + 1.28%), 07/17/37 (j)	540	541
Sixth Street CLO XVIII Ltd
Series 2021-A1R-18A, 4.93%, (3 Month Term SOFR + 1.25%), 10/18/38 (j)	819	820
Sixth Street CLO XX Ltd
Series 2021-A1R-20A, 5.00%, (3 Month Term SOFR + 1.32%), 07/19/38 (j)	697	698
SLAM 2025-1 Ltd
Series 2025-A-1A, 5.81%, 05/15/32 (f)	565	567
Smarte Carte, Inc.
Series 2022-A2II-1A, 4.01%, 12/07/26	589	546
Series 2025-A2I-1A, 5.27%, 12/05/30	534	528
Series 2019-A2-1A, 3.86%, 12/05/49 (e)	618	593
Subway Funding LLC
Series 2024-A2I-3A, 5.25%, 07/30/29	1,230	1,211
Series 2024-A2II-3A, 5.57%, 07/30/29	582	570
Series 2024-A23-3A, 5.91%, 07/30/29	1,180	1,144
Series 2024-A2I-1A, 6.03%, 07/30/29	1,658	1,664
Series 2024-A2II-1A, 6.27%, 07/30/31	986	992
Series 2024-A23-1A, 6.51%, 07/30/34	865	854
Taco Bell Funding, LLC
Series 2025-A2I-1A, 4.82%, 08/25/55	1,170	1,156
TCO Commercial Mortgage Trust 2024-DPM
Series 2024-A-DPM, REMIC, 4.87%, (1 Month Term SOFR + 1.24%), 12/17/29 (j)	1,227	1,227
Series 2024-B-DPM, REMIC, 5.22%, (1 Month Term SOFR + 1.59%), 12/17/29 (j)	271	271
Series 2024-C-DPM, REMIC, 5.62%, (1 Month Term SOFR + 1.99%), 12/17/29 (j)	200	200
Thunderbolt II Aircraft Lease Limited
Series 2018-A-A, 4.15%, 09/15/38 (f)	15	14
Thunderbolt III Aircraft Lease Limited
Series 2019-A-1, 3.67%, 11/15/26 (f)	206	203
VCAT 2026-NPL2, LLC
Series 2026-A1-NPL2, REMIC, 5.06%, 02/25/29 (f)	179	178
VCAT 2026-NPL3 LLC
Series 2026-A1-NPL3, 5.57%, 05/25/56 (f)	182	182
Verus Securitization Trust 2025-5
Series 2025-A1-5, REMIC, 5.43%, 06/25/70 (f)	227	227
Verus Securitization Trust 2025-6
Series 2025-A1-6, 5.42%, 07/25/70 (f)	801	802
Verus Securitization Trust 2026-5
Series 2026-A1FC-5, REMIC, 5.36%, 05/25/71 (f)	100	100
VLS Commercial Mortgage Trust 2020-LAB
Series 2020-A-LAB, REMIC, 2.13%, 10/11/30	1,251	1,067
Series 2020-B-LAB, REMIC, 2.45%, 10/11/30	70	58
Volofin Finance (Ireland) Designated Activity Company
Series 2024-A-1A, 5.94%, 03/17/31	196	196
Voya CLO 2020-2 Ltd
Series 2020-A1RR-2A, 4.99%, (3 Month Term SOFR + 1.31%), 01/20/38 (j)	304	305
Voya CLO 2024-1 Ltd
Series 2024-A1-1A, 5.19%, (3 Month Term SOFR + 1.52%), 04/15/37 (j)	813	813
Series 2024-A1AR-1AR, 0.00%, (3 Month Term SOFR + 1.22%), 07/15/39 (j)	800	800
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-ASB-C55, REMIC, 2.65%, 10/17/29	162	157
Wells Fargo Commercial Mortgage Trust 2026-5C9
Series 2026-A3-5C9, REMIC, 5.49%, 04/17/31	300	307
Wheels Fleet Lease Funding 1 LLC
Series 2025-A1-3A, 4.08%, 09/18/40	200	198
Willis Engine Structured Trust IX
Series 2025-A-B, 5.16%, 12/15/31 (f)	488	481
Willis Engine Structured Trust VII
Series 2023-A-A, 8.00%, 10/15/29 (f)	44	44
Willis Engine Structured Trust VIII
Series 2025-A-A, 5.58%, 06/16/31 (f)	743	744
World Omni Auto Receivables Trust 2023-C
Series 2023-A3-C, 5.15%, 11/15/28	101	101
Total Non-U.S. Government Agency Asset-Backed Securities (cost $193,255)		191,808
SENIOR FLOATING RATE INSTRUMENTS 5.5%
Industrials 1.5%
Acosta, Inc.
2024 Term Loan B, 9.28%, (6 Month Term SOFR + 5.50%), 08/21/31 (j)	75	74
ADI Global Distribution Funding LLC
Term Loan B, 0.00%, (SOFR + 2.75%), 06/17/33 (j) (s)	25	25
Advantage Sales & Marketing, Inc.
2026 First Out Term Loan, 9.93%, (3 Month Term SOFR + 6.00%), 04/19/30 (j)	135	121
AI Aqua Merger Sub, Inc.
2026 Term Loan B, 6.12%, (3 Month Term SOFR + 2.50%), 07/31/28 (j)	218	217
2026 Term Loan B, 6.16%, (3 Month Term SOFR + 2.50%), 07/31/28 (j)	219	219
2026 USD Term Loan B, 0.00%, (SOFR + 2.50%), 06/25/33 (j) (s)	435	435
Air Canada
2024 Term Loan B, 5.41%, (3 Month Term SOFR + 1.75%), 03/14/31 (j)	73	73
Air Comm Corporation, LLC
2025 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 2.75%), 11/21/31 (j) (s)	5	5
AIT Worldwide Logistics, Inc
2026 Term Loan B, 7.91%, (3 Month Term SOFR + 4.25%), 04/22/33 (j)	150	150
AlixPartners, LLP
2025 USD Term Loan, 5.62%, (1 Month Term SOFR + 2.00%), 07/29/32 (j)	177	176
Allied Universal Holdco LLC
2025 USD Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 08/06/32 (j)	541	541
Amentum Holdings, Inc.
2026 Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 09/29/31 (j)	198	198
American Airlines, Inc.
2023 1st Lien Term Loan, 5.91%, (3 Month Term SOFR + 2.25%), 05/29/29 (j)	98	96
2025 Term Loan B, 6.43%, (3 Month Term SOFR + 2.75%), 05/09/32 (j)	79	79
2026 1st Lien Term Loan B, 0.00%, (3 Month Term SOFR + 3.00%), 05/20/33 (j) (s)	75	74
2026 1st Lien Term Loan B, 6.67%, (3 Month Term SOFR + 3.00%), 06/01/33 (j)	310	306
Anticimex International AB
2025 USD Term Loan, 6.41%, (3 Month Term SOFR + 2.90%), 10/31/31 (j)	147	147
APi Group DE, Inc.
2026 Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 05/11/27 (j)	158	157
Artera Services, LLC
2024 Term Loan, 0.00%, (1 Month Term SOFR + 4.50%), 02/07/31 (j) (s)	10	9
2024 Term Loan, 8.12%, (1 Month Term SOFR + 4.50%), 02/07/31 (j)	430	379
Arthur US Finco Inc.
Term Loan B, 8.95%, (3 Month Term SOFR + 5.25%), 11/08/30 (j)	137	123

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Astro Acquisition, LLC
2026 Term Loan B, 6.10%, (1 Month Term SOFR + 2.50%), 08/30/32 (j)	70	70
Aurora Lux Finco S.a r.l.
2025 Term Loan B, 8.95%, (3 Month Term SOFR + 5.25%), 09/05/32 (j)	164	146
Barnes Group Inc.
2025 Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 12/11/31 (j)	86	86
BCPE Empire Holdings, Inc.
2025 Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 12/26/30 (j)	79	78
2026 10th Amendment Term Loan, 7.12%, (1 Month Term SOFR + 3.50%), 12/29/32 (j)	469	463
BCPE HIPH Parent, Inc.
2026 Delayed Draw Term Loan, 0.00%, (SOFR + 4.00%), 07/05/33 (j) (s)	5	5
2026 Term Loan, 0.00%, (SOFR + 4.00%), 07/05/33 (j) (s)	50	50
Beach Acquisition Bidco LLC
USD Term Loan B, 6.38%, (1 Month Term SOFR + 2.75%), 06/25/32 (j)	119	120
BioMarin Pharmaceutical Inc.
Term Loan B, 5.43%, (6 Month Term SOFR + 1.75%), 01/28/33 (j)	90	90
Bleriot US Bidco Inc.
2023 Term Loan B, 5.95%, (3 Month Term SOFR + 2.25%), 10/31/28 (j)	64	64
Brock Holdings III, Inc.
2024 Term Loan B, 9.66%, (3 Month Term SOFR + 5.75%), 05/01/30 (j) (n)	25	22
Calpine Construction Finance Company, L.P.
2025 Repriced Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 07/31/30 (j)	115	114
Cast and Crew Payroll, LLC
2021 Incremental Term Loan, 7.41%, (3 Month Term SOFR + 3.75%), 12/30/28 (j)	184	69
CD&R Hydra Buyer Inc.
2024 Term Loan B, 7.72%, (1 Month Term SOFR + 4.00%), 03/15/31 (j)	221	221
Chart Industries, Inc.
2024 Term Loan B, 6.18%, (3 Month Term SOFR + 2.50%), 03/15/30 (j)	76	75
CHG Healthcare Services Inc.
2026 Term Loan B, 6.66%, (1 Month Term SOFR + 3.00%), 05/11/27 (j)	121	121
Chromalloy Corporation
2024 Term Loan B, 6.93%, (3 Month Term SOFR + 3.25%), 03/21/31 (j)	88	89
Clydesdale Acquisition Holdings, Inc.
Term Loan B, 0.00%, (1 Month Term SOFR + 3.17%), 03/30/29 (j) (s)	50	49
Term Loan B, 6.80%, (1 Month Term SOFR + 3.17%), 03/30/29 (j)	701	688
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 03/27/32 (j) (s)	60	58
2025 Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 03/27/32 (j)	296	284
Columbus McKinnon Corporation
2026 Term Loan B, 7.20%, (3 Month Term SOFR + 3.50%), 01/21/33 (j)	110	110
Conair Holdings, LLC
Term Loan B, 7.48%, (1 Month Term SOFR + 3.75%), 05/13/28 (j)	128	110
Congruex Group LLC
Term Loan, 9.60%, (3 Month Term SOFR + 5.75%), 04/26/29 (j)	164	99
Constant Contact Inc.
Term Loan, 0.00%, (3 Month Term SOFR + 4.00%), 02/10/28 (j) (s)	15	14
Term Loan, 7.93%, (3 Month Term SOFR + 4.00%), 02/10/28 (j)	320	310
Second Lien Term Loan, 11.43%, (3 Month Term SOFR + 7.50%), 02/10/29 (j)	10	9
Construction Partners, Inc.
2026 Term Loan B, 0.00%, (Prime + 1.00%), 11/03/31 (j) (s)	40	40
2026 Term Loan B, 5.64%, (1 Month Term SOFR + 2.00%), 11/03/31 (j)	109	108
Core & Main LP
2024 Term Loan E, 5.66%, (1 Month Term SOFR + 2.00%), 02/09/31 (j)	49	49
2026 Term Loan B, 0.00%, (SOFR + 1.75%), 06/25/33 (j) (s)	15	15
Cornerstone Building Brands, Inc.
2021 Term Loan B, 7.01%, (3 Month Term SOFR + 3.25%), 04/12/28 (j)	488	296
2022 Term Loan, 0.00%, (3 Month Term SOFR + 5.63%), 08/01/28 (j) (s)	15	9
2022 Term Loan, 9.29%, (3 Month Term SOFR + 5.63%), 08/01/28 (j)	74	42
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 4.50%), 05/05/31 (j) (s)	40	20
2024 Term Loan B, 8.16%, (3 Month Term SOFR + 4.50%), 05/05/31 (j)	95	48
Corpay Technologies Operating Company LLC
2025 Term Loan B, 5.37%, (1 Month Term SOFR + 1.38%), 10/03/32 (j)	104	104
Corporation Service Company
Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 08/10/29 (j)	154	153
CPI Holdco B LLC
2025 Add-on Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 05/19/31 (j)	88	88
Crash Champions, LLC
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 4.75%), 02/23/29 (j) (s)	75	70
2024 Term Loan B, 8.42%, (3 Month Term SOFR + 4.75%), 02/23/29 (j)	80	74
Crown Equipment Corporation
2025 1st Lien Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 10/10/31 (j)	79	79
Crown Subsea Communications Holding, Inc.
2026 Term Loan B, 6.62%, (1 Month Term SOFR + 3.00%), 01/30/31 (j)	218	218
Darktrace PLC
1st Lien Term Loan, 6.93%, (3 Month Term SOFR + 3.25%), 07/02/31 (j)	203	184
2nd Lien Term Loan, 8.93%, (3 Month Term SOFR + 5.25%), 07/02/32 (j)	70	63
DG Investment Intermediate Holdings 2, Inc.
2025 Term Loan, 6.87%, (1 Month Term SOFR + 3.25%), 07/01/32 (j)	147	147
2025 2nd Lien Term Loan, 9.12%, (1 Month Term SOFR + 5.50%), 07/24/33 (j) (n)	25	25
Disco Parent, Inc.
2025 Term Loan B, 6.67%, (3 Month Term SOFR + 3.00%), 08/01/32 (j)	75	73
Dycom Investments Inc
2026 Term Loan B, 5.40%, (3 Month Term SOFR + 1.75%), 01/20/33 (j)	70	70
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 5.62%, (1 Month Term SOFR + 2.00%), 10/24/31 (j)	100	100
2024 1st Lien Term Loan B2, 5.62%, (1 Month Term SOFR + 2.00%), 10/24/31 (j)	38	38
Echo Global Logistics, Inc.
Term Loan, 7.47%, (1 Month Term SOFR + 3.75%), 11/09/28 (j)	188	182
EMG Utica, LLC
2025 Term Loan B, 7.20%, (3 Month Term SOFR + 3.50%), 10/24/29 (j)	79	79
EMRLD Borrower LP
Term Loan B, 5.92%, (3 Month Term SOFR + 2.25%), 05/04/30 (j)	25	25
2024 Term Loan B, 5.95%, (3 Month Term SOFR + 2.25%), 06/18/31 (j)	148	148
Ensemble RCM, LLC
2026 Term Loan B, 6.66%, (3 Month Term SOFR + 3.00%), 01/28/33 (j)	530	528
Esdec Solar Group B.V.
Term Loan B, 8.96%, (3 Month Term SOFR + 5.00%), 08/23/28 (j)	291	148

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Filtration Group Corporation
2025 USD Term Loan, 6.12%, (1 Month Term SOFR + 2.50%), 10/21/28 (j)	112	112
Focus Financial Partners, LLC
2025 Incremental Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 09/15/31 (j)	212	207
Genesee & Wyoming Inc.
2024 Term Loan, 5.45%, (3 Month Term SOFR + 1.75%), 03/27/31 (j)	138	137
Genmab AS
2026 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 12/10/32 (j)	191	190
GFL Environmental Inc.
2025 Term Loan B, 6.16%, (3 Month Term SOFR + 2.50%), 02/04/32 (j)	223	223
Global Medical Response, Inc.
2025 Term Loan B, 6.89%, (1 Month Term SOFR + 3.25%), 10/02/28 (j)	69	69
Gloves Buyer, Inc.
2025 Term Loan, 7.62%, (1 Month Term SOFR + 4.00%), 01/16/32 (j)	154	155
Griffon Corporation
2024 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 01/24/29 (j)	104	104
Groupe Solmax Inc.
Term Loan, 8.48%, (1 Month Term SOFR + 4.75%), 06/28/28 (j)	83	76
Term Loan, 8.71%, (3 Month Term SOFR + 4.75%), 06/28/28 (j)	96	88
GTCR Everest Borrower, LLC
2026 Term Loan B, 6.20%, (3 Month Term SOFR + 2.50%), 09/05/31 (j)	113	112
Harbourvest Partners, LLC
2025 Repriced Term Loan B, 5.70%, (3 Month Term SOFR + 2.00%), 04/22/30 (j)	85	84
Heritage Environmental Services, Inc.
2026 Term Loan B, 6.68%, (3 Month Term SOFR + 3.00%), 03/20/33 (j)	55	55
HighTower Holdings LLC
2025 1st Lien Term Loan B, 0.00%, (3 Month Term SOFR + 2.75%), 02/03/32 (j) (s)	45	45
2026 Delayed Draw Term Loan, 0.00%, (SOFR + 2.75%), 02/03/32 (j) (s)	15	15
2025 1st Lien Term Loan B, 6.41%, (3 Month Term SOFR + 2.75%), 02/03/32 (j)	169	167
Horizon US Finco LP
Term Loan B, 0.00%, (3 Month Term SOFR + 4.75%), 12/16/31 (j) (s)	25	23
Term Loan B, 8.41%, (3 Month Term SOFR + 4.75%), 12/16/31 (j)	292	272
ICON Luxembourg S.a r.l.
2024 LUX Term Loan B, 5.70%, (3 Month Term SOFR + 2.00%), 07/03/28 (j)	86	86
IVC Acquisition Ltd
2025 USD Repriced Term Loan B, 7.45%, (3 Month Term SOFR + 3.75%), 12/06/28 (j)	210	209
John Bean Technologies Corp
Term Loan, 5.37%, (1 Month Term SOFR + 1.75%), 01/02/32 (j)	35	35
Johnstone Supply LLC
2026 Term Loan B, 5.87%, (1 Month Term SOFR + 2.25%), 06/09/31 (j)	113	113
Jupiter Borrower Inc.
Fungible Add on Term Loan B, 0.00%, (SOFR + 2.75%), 03/25/33 (j) (s)	30	30
Term Loan B, 0.00%, (SOFR + 2.75%), 03/25/33 (j) (s)	220	220
Jupiter Buyer, Inc.
2024 Term Loan B, 7.70%, (3 Month Term SOFR + 4.00%), 10/10/31 (j)	136	136
Kaman Corporation
2025 Term Loan B, 5.95%, (3 Month Term SOFR + 2.25%), 01/30/32 (j)	112	112
2025 Delayed Draw Term Loan, 6.20%, (3 Month Term SOFR + 2.50%), 01/30/32 (j)	13	13
Karman Holdings LLC
2026 Term Loan B, 6.46%, (3 Month Term SOFR + 2.75%), 04/01/32 (j)	50	50
KNS Acquisition Corp.
2024 Term Loan A, 8.96%, (3 Month Term SOFR + 5.00%), 04/19/30 (j)	89	88
2024 Term Loan B, 10.21%, (3 Month Term SOFR + 6.25%), 10/19/30 (j)	85	76
LBM Acquisition LLC
2024 Incremental Term Loan B, 7.50%, (1 Month Term SOFR + 3.75%), 06/06/31 (j)	55	46
2025 Incremental Term Loan, 8.65%, (1 Month Term SOFR + 5.00%), 06/06/31 (j)	79	71
LC AHAB US Bidco LLC
Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 04/14/31 (j)	113	113
Madison IAQ LLC
2026 Term Loan B, 5.47%, (6 Month Term SOFR + 1.75%), 05/06/32 (j)	129	129
Madison Safety & Flow LLC
2025 1st Lien Term Loan B, 6.11%, (Prime + 1.50%), 09/26/31 (j)	31	31
MajorDrive Holdings IV LLC
Term Loan B, 0.00%, (3 Month Term SOFR + 4.00%), 05/12/28 (j) (s)	30	29
Term Loan B, 7.96%, (3 Month Term SOFR + 4.00%), 05/12/28 (j)	174	167
Maximus, Inc.
2024 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 05/21/31 (j)	44	44
Modena Buyer LLC
Term Loan, 7.91%, (3 Month Term SOFR + 4.25%), 04/03/31 (j)	354	327
Modern Aviation FBO Holdings LLC
Term Loan B, 0.00%, (SOFR + 3.00%), 05/18/33 (j) (s)	20	20
ModivCare Buyer LLC
Takeback Term Loan, 7.95%, (3 Month Term SOFR + 5.00%), 12/01/30 (j)	28	23
MRP Buyer LLC
Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 3.25%), 05/22/32 (j) (s)	—	—
Delayed Draw Term Loan, 6.94%, (3 Month Term SOFR + 3.25%), 05/22/32 (j)	4	4
Delayed Draw Term Loan, 6.95%, (3 Month Term SOFR + 3.25%), 05/22/32 (j)	7	7
Term Loan, 6.95%, (3 Month Term SOFR + 3.25%), 05/22/32 (j)	88	88
Neptune BidCo US Inc.
2026 USD Term Loan B, 8.77%, (3 Month Term SOFR + 5.00%), 01/28/33 (j)	930	921
Nielsen Consumer Inc.
2025 USD 1st Lien Term Loan, 5.87%, (1 Month Term SOFR + 2.25%), 10/04/30 (j)	84	83
NTI Buyer LLC
Term Loan, 0.00%, (SOFR + 4.25%), 06/11/33 (j) (n) (s)	60	59
Nuvei Corporation
2025 Repriced Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 11/17/31 (j)	143	139
OMNIA Partners LLC
2024 Term Loan B, 6.42%, (3 Month Term SOFR + 2.75%), 07/25/30 (j)	226	226
OneSky Flight, LLC
2026 Term Loan B, 6.39%, (1 Month Term SOFR + 2.75%), 02/04/33 (j)	65	65
Optiv Security, Inc.
2023 Term Loan, 0.00%, (3 Month Term SOFR + 5.25%), 08/17/26 (j) (s)	35	23
2023 Term Loan, 8.92%, (3 Month Term SOFR + 5.25%), 08/17/26 (j)	143	96
Osmose Utilities Services, Inc.
Term Loan, 6.98%, (1 Month Term SOFR + 3.25%), 06/18/28 (j)	109	108
Parexel International Corporation
2025 Repriced Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 12/09/31 (j)	333	333
Park River Holdings, Inc.
2025 Term Loan, 0.00%, (3 Month Term SOFR + 4.50%), 09/24/32 (j) (s)	15	15

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
2025 Term Loan, 8.19%, (3 Month Term SOFR + 4.50%), 09/24/32 (j)	140	139
PHRG Intermediate LLC
2025 Term Loan B, 7.70%, (3 Month Term SOFR + 4.00%), 02/13/32 (j)	188	187
Pinnacle Buyer LLC
Delayed Draw Term Loan, 0.00%, (SOFR + 2.50%), 09/11/32 (j) (s)	18	18
Term Loan, 6.18%, (3 Month Term SOFR + 2.50%), 09/11/32 (j)	92	92
PRA Health Sciences, Inc.
2024 US Term Loan B, 5.70%, (3 Month Term SOFR + 2.00%), 07/03/28 (j)	22	22
QuidelOrtho Corp
Term Loan A, 0.00%, (SOFR + 2.25%), 08/21/30 (j) (s)	64	62
Term Loan, 7.62%, (1 Month Term SOFR + 4.00%), 08/13/32 (j)	214	210
Quikrete Holdings, Inc.
2025 Term Loan B, 5.87%, (1 Month Term SOFR + 2.25%), 01/30/32 (j)	212	212
Roper Industrial Products Investment Company LLC
2026 USD Term Loan B, 6.20%, (3 Month Term SOFR + 2.50%), 11/22/29 (j)	103	103
Sabert Corporation
2026 Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 12/10/28 (j)	118	119
SGH2 LLC
2025 USD Term Loan B, 0.00%, (3 Month Term SOFR + 4.50%), 07/16/32 (j) (s)	10	10
2025 USD Term Loan B, 8.20%, (3 Month Term SOFR + 4.50%), 07/16/32 (j)	65	65
Shift4 Payments, LLC
Term Loan, 0.00%, (3 Month Term SOFR + 2.00%), 06/30/32 (j) (s)	35	35
2025 Repriced Term Loan B, 5.68%, (3 Month Term SOFR + 2.00%), 06/30/32 (j)	25	25
Signia Aerospace LLC
Term Loan, 6.20%, (SOFR + 2.50%), 12/11/31 (j)	144	143
Sk Neptune Husky Finance S.a r.l.
Term Loan, 0.00%, (Prime Rate + 9.00%), 04/30/33 (h) (i) (j)	6	1
Southern Veterinary Partners, LLC
2025 Term Loan B, 6.16%, (1 Month Term SOFR + 2.50%), 12/04/31 (j)	347	347
Superannuation and Investments US LLC
2026 Term Loan, 6.12%, (1 Month Term SOFR + 2.50%), 12/01/28 (j)	76	75
Tiger Acquisition, LLC
2025 Term Loan B, 6.15%, (1 Month Term SOFR + 2.50%), 08/14/32 (j)	99	99
TK Elevator Midco GmbH
2026 USD Term Loan B, 6.44%, (3 Month Term SOFR + 2.75%), 04/03/30 (j)	95	95
2025 USD Term Loan B, 6.38%, (6 Month Term SOFR + 2.75%), 04/30/30 (j)	160	160
TKC Holdings, Inc.
2026 Term Loan, 8.14%, (1 Month Term SOFR + 4.50%), 08/17/30 (j)	85	84
TransDigm, Inc.
2025 Term Loan K, 5.87%, (1 Month Term SOFR + 2.25%), 03/22/30 (j)	716	716
2024 Term Loan L, 6.12%, (1 Month Term SOFR + 2.50%), 09/05/32 (j)	44	44
2026 Term Loan N, 6.12%, (1 Month Term SOFR + 2.50%), 02/13/33 (j)	150	150
Traverse Midstream Partners LLC
2017 Term Loan, 6.16%, (3 Month Term SOFR + 2.50%), 02/16/28 (j)	59	59
Trilon Group, LLC
2026 Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 06/04/33 (j) (s)	—	—
2026 Term Loan, 7.12%, (1 Month Term SOFR + 3.50%), 06/04/33 (j)	87	87
2026 Delayed Draw Term Loan, 0.00%, 06/10/33 (j) (s)	8	8
United Airlines, Inc.
2026 Term Loan B, 5.40%, (1 Month Term SOFR + 1.75%), 02/22/31 (j)	156	156
US Fertility Enterprises LLC
2025 Delayed Draw Term Loan, 0.00%, (SOFR + 3.50%), 12/11/32 (j) (s)	2	2
2025 Term Loan, 6.90%, (1 Month Term SOFR + 3.50%), 12/11/32 (j)	43	43
2025 Term Loan, 7.15%, (1 Month Term SOFR + 3.25%), 12/11/32 (j)	4	4
Van Pool Transportation LLC
2026 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 3.25%), 08/06/30 (j) (s)	1	1
2026 Term Loan, 6.45%, (3 Month Term SOFR + 2.75%), 08/06/30 (j)	71	71
2026 Delayed Draw Term Loan, 6.99%, (3 Month Term SOFR + 3.25%), 08/06/30 (j)	3	3
Vericast Corp.
2024 Extended Term Loan, 11.50%, (6 Month Term SOFR + 7.75%), 06/15/30 (j)	176	174
VistaJet Malta Finance P.L.C.
2025 Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 03/27/31 (j) (s)	5	5
2025 Term Loan B, 7.44%, (3 Month Term SOFR + 3.75%), 03/27/31 (j)	187	188
VSE Corp
Term Loan B, 5.61%, (1 Month Term SOFR + 2.00%), 03/17/33 (j)	85	85
WEC US Holdings Ltd.
2024 Term Loan, 5.62%, (1 Month Term SOFR + 2.00%), 01/20/31 (j)	302	302
White Cap Buyer LLC
2026 Incremental Term Loan B, 7.12%, (1 Month Term SOFR + 3.50%), 02/04/33 (j)	80	80
		21,391
Consumer Discretionary 0.8%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 5.37%, (1 Month Term SOFR + 1.75%), 09/23/30 (j)	56	56
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, 5.87%, (1 Month Term SOFR + 2.25%), 12/21/28 (j)	751	751
Allison Transmission, Inc.
2025 Incremental Term Loan B, 5.38%, (1 Month Term SOFR + 1.75%), 11/06/32 (j)	45	45
American Axle and Manufacturing, Inc.
2025 Incremental Term Loan C, 6.83%, (1 Month Term SOFR + 3.25%), 02/24/32 (j)	29	29
2025 Incremental Term Loan C, 6.92%, (3 Month Term SOFR + 3.25%), 02/24/32 (j)	45	45
American Trailer World Corp.
Term Loan B, 7.47%, (1 Month Term SOFR + 3.75%), 02/17/28 (j)	132	88
Apro, LLC
2024 Term Loan B, 7.37%, (1 Month Term SOFR + 3.75%), 06/26/31 (j)	133	133
Aramark Services, Inc.
2025 Repriced Term Loan, 5.37%, (1 Month Term SOFR + 1.75%), 04/06/28 (j)	85	85
2025 Term Loan, 5.37%, (1 Month Term SOFR + 1.75%), 06/22/30 (j)	109	109
Asplundh Tree Expert, LLC
2024 Incremental Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 05/09/31 (j)	98	98
Avis Budget Car Rental, LLC
2025 Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 07/10/32 (j)	74	74
Belron Finance 2019 LLC
2026 Repriced Term Loan B, 5.66%, (3 Month Term SOFR + 2.00%), 10/16/31 (j)	216	215
Bombardier Recreational Products, Inc.
2023 Term Loan B3, 5.87%, (1 Month Term SOFR + 2.25%), 12/13/29 (j)	125	125
2024 Term Loan B4, 5.87%, (1 Month Term SOFR + 2.25%), 01/22/31 (j)	13	13
Byju's Alpha, Inc.
Term Loan B, 0.00%, (LIBOR + 5.50%), 11/05/26 (h) (i) (j)	158	8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
2026 New Money Term Loan, 11.70%, (3 Month Term SOFR + 8.00%), 03/23/33 (j) (n)	5	5
2026 Second Out Roll Over Term Loan, 11.70%, (3 Month Term SOFR + 8.00%), 03/31/33 (j) (n)	11	11
2026 Third Out Roll Over Term Loan, 11.70%, (3 Month Term SOFR + 8.00%), 03/31/33 (j) (n)	48	3
Caesars Entertainment Inc.
Term Loan B, 5.87%, (1 Month Term SOFR + 2.25%), 01/25/30 (j)	538	519
2024 Term Loan B1, 5.87%, (1 Month Term SOFR + 2.25%), 01/24/31 (j)	54	51
Chewy, Inc.
Term Loan B, 5.45%, (3 Month Term SOFR + 1.75%), 06/23/33 (j)	40	40
Clarios Global LP
2024 USD Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 05/06/30 (j)	173	173
2026 USD Term Loan B, 6.10%, (1 Month Term SOFR + 2.50%), 01/28/32 (j)	85	85
CWGS Group, LLC
2021 Term Loan B, 0.00%, (1 Month Term SOFR + 2.50%), 05/25/28 (j) (s)	38	36
2021 Term Loan B, 6.23%, (1 Month Term SOFR + 2.50%), 05/25/28 (j)	165	156
Dave & Buster's, Inc.
2024 Term Loan B, 6.92%, (3 Month Term SOFR + 3.25%), 06/29/29 (j)	130	114
2024 1st Lien Term Loan B, 6.92%, (3 Month Term SOFR + 3.25%), 09/26/31 (j)	148	120
EG America LLC
2026 Term Loan B, 6.92%, (3 Month Term SOFR + 3.25%), 01/30/31 (j)	440	441
Fertitta Entertainment, LLC
2022 Term Loan B, 6.89%, (1 Month Term SOFR + 3.25%), 01/13/29 (j) (o)	1,033	1,032
Flynn Restaurant Group LP
2025 Incremental Term Loan, 7.37%, (1 Month Term SOFR + 3.75%), 01/17/32 (j)	230	228
Fugue Finance B.V.
2026 USD Term Loan B, 5.92%, (3 Month Term SOFR + 2.25%), 01/09/32 (j)	132	131
GEN II Fund Services LLC
2024 Term Loan B, 6.45%, (3 Month Term SOFR + 2.75%), 11/19/31 (j)	109	108
GVC Holdings (Gibraltar) Limited
2025 Term Loan B6 (2029), 5.95%, (3 Month Term SOFR + 2.25%), 10/31/29 (j)	150	149
2025 Term Loan B5 (2032), 5.95%, (3 Month Term SOFR + 2.25%), 07/30/32 (j)	81	81
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 05/20/28 (j)	375	375
HNI Corp
2026 Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 12/10/32 (j)	55	55
Hunter Douglas Inc.
2025 USD Term Loan B, 6.70%, (3 Month Term SOFR + 3.00%), 01/14/32 (j)	173	172
J&J Ventures Gaming, LLC
2025 Repriced Term Loan B, 7.12%, (1 Month Term SOFR + 3.50%), 04/26/30 (j)	228	227
Life Time Fitness Inc.
2025 Term Loan, 5.61%, (1 Month Term SOFR + 2.00%), 11/05/31 (j)	153	153
Lippert Colipper
2025 Term Loan B, 5.87%, (1 Month Term SOFR + 2.25%), 03/25/32 (j)	84	84
Marriott Ownership Resorts, Inc.
2024 Term Loan B, 5.87%, (1 Month Term SOFR + 2.25%), 03/17/31 (j)	164	164
Michaels Companies, Inc., The
2026 Term Loan B, 0.00%, (3 Month Term SOFR + 5.00%), 03/02/33 (j) (s)	10	10
2026 Term Loan B, 8.67%, (3 Month Term SOFR + 5.00%), 03/02/33 (j)	45	45
Needle Holdings LLC
2024 Exit Term Loan, 0.00%, (Prime Rate + 8.50%), 04/30/28 (h) (i) (j) (n)	1	—
Openlane, Inc.
Term Loan B, 6.15%, (3 Month Term SOFR + 2.50%), 10/01/32 (j)	30	30
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 0.00%, (1 Month Term SOFR + 6.25%), 09/03/29 (j) (s)	30	26
2019 Term Loan B, 9.91%, (3 Month Term SOFR + 6.25%), 09/03/29 (j)	99	86
PCI Gaming Authority
Term Loan, 5.62%, (1 Month Term SOFR + 2.00%), 07/18/31 (j)	57	57
Peer Holding III B.V.
2025 USD Term Loan B, 5.95%, (3 Month Term SOFR + 2.25%), 09/29/32 (j)	90	90
Pye-Barker Fire & Safety, LLC
2025 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 2.50%), 12/10/32 (j) (s)	9	9
2025 Term Loan, 6.16%, (3 Month Term SOFR + 2.50%), 12/10/32 (j)	74	74
2025 Delayed Draw Term Loan, 6.17%, (3 Month Term SOFR + 2.50%), 12/10/32 (j)	2	2
Restoration Hardware, Inc.
Term Loan B, 6.23%, (1 Month Term SOFR + 2.50%), 10/15/28 (j)	126	122
2022 Incremental Term Loan, 6.97%, (1 Month Term SOFR + 3.25%), 10/20/28 (j)	108	107
RVR Dealership Holdings, LLC
2026 Term Loan B, 0.00%, (3 Month Term SOFR + 4.50%), 02/09/33 (j) (s)	30	29
2026 Term Loan B, 8.17%, (3 Month Term SOFR + 4.50%), 02/09/33 (j)	160	154
Somnigroup International Inc.
Term Loan B, 5.76%, (SOFR + 2.25%), 10/24/31 (j)	171	172
Spin Holdco Inc.
2026 First Lien Second Out Term Loan, 0.00%, (3 Month Term SOFR + 4.00%), 09/04/30 (j) (s)	5	4
2026 First Lien Second Out Term Loan, 7.93%, (3 Month Term SOFR + 4.00%), 09/04/30 (j)	1,154	864
2026 First Lien First Out Term Loan, 0.00%, (3 Month Term SOFR + 5.43%), 09/30/30 (j) (s)	100	102
2026 First Lien First Out Term Loan, 9.10%, (3 Month Term SOFR + 5.43%), 09/30/30 (j)	116	119
Splat Super Holdco, LLC
2025 Delayed Draw Term Loan, 0.00%, (1 Month Term SOFR + 5.00%), 06/24/32 (j) (s)	10	9
2025 Term Loan, 0.00%, (1 Month Term SOFR + 5.00%), 06/24/32 (j) (s)	14	13
2025 Term Loan, 8.62%, (1 Month Term SOFR + 5.00%), 06/24/32 (j)	210	195
Staples, Inc.
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 5.75%), 08/22/29 (j) (s)	10	9
2024 Term Loan B, 9.41%, (3 Month Term SOFR + 5.75%), 08/22/29 (j)	547	508
Station Casinos LLC
2024 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 03/07/31 (j)	145	145
Sweetwater Borrower, LLC
2026 Term Loan B, 7.62%, (1 Month Term SOFR + 4.00%), 02/17/33 (j)	160	160
TGP Holdings III, LLC
2021 Term Loan, 6.97%, (1 Month Term SOFR + 3.25%), 06/24/28 (j)	205	193
Tory Burch LLC
2026 Term Loan B, 7.62%, (1 Month Term SOFR + 4.00%), 04/17/33 (j)	194	193
Varsity Brands, Inc.
2025 1st Lien Term Loan, 6.45%, (3 Month Term SOFR + 2.75%), 08/26/31 (j)	258	258
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 01/30/31 (j)	82	82

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Weber-Stephen Products LLC
2025 Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 09/17/32 (j) (s)	35	35
2025 Term Loan B, 7.44%, (3 Month Term SOFR + 3.75%), 09/17/32 (j)	297	293
WH Borrower, LLC
2025 Term Loan B, 8.14%, (3 Month Term SOFR + 4.50%), 02/12/32 (j)	459	459
2025 Term Loan B, 8.18%, (3 Month Term SOFR + 4.50%), 02/12/32 (j)	98	98
2026 USD Add on Term Loan B, 0.00%, (SOFR + 2.75%), 02/20/32 (j) (s)	55	55
Whatabrands LLC
2024 1st Lien Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 08/03/28 (j)	136	135
		11,529
Information Technology 0.8%
Ahead DB Holdings, LLC
2024 Term Loan B4, 6.20%, (3 Month Term SOFR + 2.50%), 01/24/31 (j)	153	150
Applied Systems, Inc.
2024 1st Lien Term Loan, 5.95%, (3 Month Term SOFR + 2.25%), 02/07/31 (j)	298	293
Ascend Learning, LLC
2025 Repriced Term Loan B, 6.62%, (1 Month Term SOFR + 3.00%), 12/11/28 (j)	247	241
Athenahealth Group, Inc.
2026 Term Loan B, 6.86%, (SOFR + 3.25%), 02/15/32 (j)	299	296
Bending Spoons US Inc.
USD Term Loan B, 0.00%, (1 Month Term SOFR + 5.88%), 02/19/31 (j) (s)	60	59
CACI International, Inc.
Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 10/16/31 (j)	79	79
2026 Incremental Term Loan B2, 5.37%, (1 Month Term SOFR + 1.75%), 02/26/33 (j)	35	35
Chamberlain Group Inc.
2025 Term Loan B, 6.62%, (1 Month Term SOFR + 2.75%), 07/22/32 (j)	148	148
Cloud Software Group, Inc.
2025 Term Loan B (2031), 6.95%, (3 Month Term SOFR + 3.25%), 03/24/31 (j)	233	204
2025 Term Loan B (2032), 6.95%, (3 Month Term SOFR + 3.25%), 08/07/32 (j)	268	231
CompoSecure Holdings LLC
Term Loan, 5.92%, (3 Month Term SOFR + 2.25%), 01/07/33 (j)	155	154
CoorsTek Inc.
Term Loan B, 6.67%, (3 Month Term SOFR + 3.00%), 10/10/32 (j) (n)	75	75
Coreweave Financing DDTL V LLC
Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 4.50%), 11/06/31 (j) (s)	329	335
Delayed Draw Term Loan, 8.05%, (3 Month Term SOFR + 4.50%), 11/06/31 (j)	111	114
Cyberswift US Finco, LLC
Term Loan B, 7.43%, (3 Month Term SOFR + 3.75%), 09/22/32 (j)	45	45
Dayforce, Inc.
2026 Term Loan, 6.66%, (3 Month Term SOFR + 3.00%), 10/07/32 (j)	440	400
DCert Buyer, Inc.
2021 2nd Lien Term Loan, 10.62%, (1 Month Term SOFR + 7.00%), 02/16/29 (j)	165	137
ECL Entertainment, LLC
2025 Term Loan B, 6.62%, (1 Month Term SOFR + 3.00%), 08/30/30 (j)	69	69
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 10/29/29 (j)	159	153
Epicor Software Corporation
2024 Term Loan F, 6.37%, (1 Month Term SOFR + 2.75%), 05/23/31 (j)	215	205
Gen Digital Inc.
2024 Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 01/28/29 (j)	301	297
Genesys Cloud Services Holdings II LLC
2025 USD Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 01/23/32 (j)	94	90
Go Daddy Operating Company, LLC
2024 Term Loan B8, 5.37%, (1 Month Term SOFR + 1.75%), 11/09/29 (j)	130	127
2024 Term Loan B7, 5.37%, (1 Month Term SOFR + 1.75%), 05/21/31 (j)	78	76
GTT Communications, Inc.
2025 Fixed Holdco Term Loan, 14.00%, (PIK + 14.00%), 07/15/31 (j)	38	31
Kaseya Inc.
2025 1st Lien Term Loan B, 6.91%, (3 Month Term SOFR + 3.25%), 03/05/32 (j)	316	243
2025 2nd Lien Term Loan B, 8.66%, (3 Month Term SOFR + 5.00%), 03/07/33 (j)	155	93
KnowBe4, Inc.
2025 Term Loan, 7.41%, (3 Month Term SOFR + 3.75%), 07/21/32 (j)	209	162
MH Sub I, LLC
2023 Term Loan, 0.00%, (1 Month Term SOFR + 4.25%), 04/13/28 (j) (s)	70	68
2023 Term Loan, 7.87%, (1 Month Term SOFR + 4.25%), 04/13/28 (j)	392	381
2021 2nd Lien Term Loan, 9.87%, (1 Month Term SOFR + 6.25%), 02/12/29 (j)	100	93
2024 Term Loan B4, 7.87%, (1 Month Term SOFR + 4.25%), 12/11/31 (j)	403	348
Mitchell International, Inc.
2026 Add-on Term Loan, 6.62%, (1 Month Term SOFR + 3.00%), 06/27/31 (j)	172	164
MKS Instruments, Inc.
2026 USD Term Loan B, 5.36%, (1 Month Term SOFR + 1.75%), 01/27/33 (j)	53	54
MV Holding GmbH
2025 USD Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 02/19/32 (j)	79	79
NCR Atleos LLC
2025 Term Loan B, 6.67%, (3 Month Term SOFR + 3.00%), 04/16/29 (j)	81	81
Peraton Corp.
Term Loan B, 7.51%, (3 Month Term SOFR + 3.75%), 02/22/28 (j)	612	551
2nd Lien Term Loan B1, 0.00%, (3 Month Term SOFR + 7.75%), 02/01/29 (j) (s)	10	7
2nd Lien Term Loan B1, 11.52%, (3 Month Term SOFR + 7.75%), 02/01/29 (j)	50	33
Ping Identity Corporation
2025 Term Loan, 6.38%, (1 Month Term SOFR + 2.75%), 10/31/32 (j)	85	83
PointClickCare Technologies, Inc.
2025 Term Loan B, 0.00%, (3 Month Term SOFR + 2.75%), 11/03/31 (j) (s)	75	75
Polaris Newco LLC
USD Term Loan B, 7.93%, (3 Month Term SOFR + 4.00%), 06/03/28 (j)	719	622
Priority Holdings, LLC
2025 Term Loan B, 7.37%, (1 Month Term SOFR + 3.75%), 07/22/32 (j)	56	55
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B, 6.95%, (3 Month Term SOFR + 3.25%), 10/28/30 (j)	111	80
2025 2nd Lien Incremental Term Loan, 8.70%, (3 Month Term SOFR + 5.00%), 11/22/32 (j)	110	60
Project Boost Purchaser LLC
2025 Refinancing Term Loan, 6.45%, (3 Month Term SOFR + 2.75%), 07/02/31 (j)	112	109
Proofpoint, Inc.
2025 Repriced Term Loan, 0.00%, (3 Month Term SOFR + 3.00%), 08/31/28 (j) (s)	65	63
2025 Repriced Term Loan, 6.70%, (3 Month Term SOFR + 3.00%), 08/31/28 (j)	732	705
Qnity Electronics, Inc.
Term Loan B, 5.67%, (3 Month Term SOFR + 2.00%), 08/11/32 (j)	154	154
Rackspace Finance, LLC
2024 First Lien Second Out Term Loan, 6.50%, (1 Month Term SOFR + 2.75%), 03/15/28 (j)	269	244
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
2024 First Lien First Out Term Loan, 10.00%, (1 Month Term SOFR + 6.25%), 05/15/28 (j)	63	64
Red Planet Borrower, LLC
2025 Term Loan B, 7.62%, (1 Month Term SOFR + 3.75%), 08/07/32 (j)	240	240
Renaissance Holding Corp.
2024 1st Lien Term Loan, 7.66%, (3 Month Term SOFR + 4.00%), 04/05/30 (j)	357	282
Resilience Parent LLC
1st Lien Term Loan, 6.13%, (6 Month Term SOFR + 2.50%), 01/21/33 (j)	150	150
SonarSource Financing LLC
Term Loan, 8.18%, (3 Month Term SOFR + 4.50%), 12/17/30 (j)	83	77
Sovos Compliance, LLC
2025 Repriced Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 08/13/29 (j)	162	151
SS&C Technologies Inc.
2024 Term Loan B8, 5.62%, (1 Month Term SOFR + 2.00%), 05/09/31 (j)	210	210
TCP Sunbelt Acquisition Co.
2024 Term Loan B, 7.92%, (3 Month Term SOFR + 4.25%), 10/11/31 (j)	103	103
TTM Technologies, Inc.
2026 Term Loan, 5.87%, (1 Month Term SOFR + 1.75%), 05/30/30 (j)	101	101
UKG Inc.
2024 Term Loan B, 5.91%, (3 Month Term SOFR + 2.25%), 01/30/31 (j)	603	566
VCI Asset Holdings 3 LLC
Fixed Term Loan, 6.87%, 04/24/31	172	174
VS Buyer, LLC
2025 Term Loan B, 5.91%, (3 Month Term SOFR + 2.25%), 04/12/31 (j)	183	175
Zelis Payments Buyer, Inc.
Term Loan B, 6.37%, (1 Month Term SOFR + 2.75%), 09/28/29 (j)	156	153
5th Amendment Term Loan, 6.87%, (1 Month Term SOFR + 3.25%), 10/24/31 (j)	232	226
		11,323
Communication Services 0.6%
19th Holdings Golf, LLC
2022 Term Loan B, 6.96%, (1 Month Term SOFR + 3.25%), 01/27/29 (j)	184	185
Allen Media, LLC
2021 Term Loan B, 9.38%, (3 Month Term SOFR + 5.50%), 02/10/27 (j) (o)	339	231
Altice Financing SA
2022 USD Term Loan, 8.67%, (3 Month Term SOFR + 5.00%), 10/31/27 (j)	5	4
Altice France S.A.
2025 USD Term Loan B14, 10.55%, (3 Month Term SOFR + 6.88%), 05/31/31 (j)	845	861
AP Core Holdings II, LLC
2026 Term Loan B, 0.00%, (3 Month Term SOFR + 6.50%), 05/07/31 (j) (s)	5	5
2026 Term Loan B, 10.14%, (3 Month Term SOFR + 6.50%), 05/07/31 (j)	415	413
Arcis Golf LLC
2025 Term Loan B, 6.37%, (1 Month Term SOFR + 2.75%), 11/24/28 (j)	75	75
Aventiv Technologies, LLC
2024 PIK Third Out Term Loan, 9.05%, (3 Month Term SOFR + 5.09%), 09/30/26 (j)	355	217
2026 8th Amendment Incremental Bridge Loan, 10.91%, (3 Month Term SOFR + 7.00%), 09/30/26 (j) (n)	15	15
2024 Incremental Second Out Term Loan, 11.46%, (3 Month Term SOFR + 7.50%), 09/30/26 (j) (n)	9	9
2024 Bridge Term Loan, 13.94%, (3 Month Term SOFR + 10.00%), 09/30/26 (j)	14	14
2025 5th Amendment Incremental Bridge Loan, 13.94%, (3 Month Term SOFR + 10.00%), 09/30/26 (j)	103	104
Betclic Everest Group
2026 USD Term Loan B, 6.40%, (3 Month Term SOFR + 2.75%), 12/09/31 (j)	45	45
City Football Group Limited
2024 Term Loan, 7.43%, (3 Month Term SOFR + 3.00%), 07/21/30 (j)	360	358
CMG Media Corporation
2024 Term Loan, 7.30%, (3 Month Term SOFR + 3.50%), 06/18/29 (j)	384	346
Coherent Corp
2025 Term Loan B2, 5.37%, (1 Month Term SOFR + 1.75%), 07/02/29 (j)	111	110
Connect Holding II LLC
Delayed Draw Term Loan, 7.90%, (1 Month Term SOFR + 4.25%), 04/03/31 (j)	210	197
PIK Term Loan B, 8.65%, (1 Month Term SOFR + 5.00%), 10/03/31 (j)	28	20
Coral-US Co-Borrower, LLC
2025 Term Loan B7, 6.92%, (3 Month Term SOFR + 3.25%), 01/24/32 (j)	85	82
Crown Finance US, Inc.
2025 Term Loan B, 8.11%, (1 Month Term SOFR + 4.50%), 12/02/31 (j)	434	434
Discovery Global Holdings, Inc.
2026 USD Term Loan B, 6.12%, (3 Month Term SOFR + 2.50%), 06/16/33 (j)	593	593
Dotdash Meredith Inc
2025 Term Loan B, 7.12%, (1 Month Term SOFR + 3.50%), 06/05/32 (j)	109	103
Electronic Arts, Inc.
USD Term Loan B, 0.00%, (SOFR + 3.50%), 03/23/33 (j) (s)	430	431
Flutter Financing B.V.
2024 Term Loan B, 5.45%, (3 Month Term SOFR + 1.75%), 11/30/30 (j)	164	162
2025 Term Loan B, 5.70%, (3 Month Term SOFR + 2.00%), 05/22/32 (j)	114	113
Great Outdoors Group, LLC
2025 Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 01/20/32 (j)	1,953	1,958
Herschend Entertainment Company, LLC
2026 Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 05/27/32 (j)	64	64
Kingpin Intermediate Holdings LLC
2025 Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 09/16/32 (j)	119	104
Level 3 Financing Inc.
2026 Term Loan B, 6.38%, (1 Month Term SOFR + 2.75%), 03/29/32 (j)	325	325
Light and Wonder International, Inc.
2026 Term Loan B, 5.64%, (1 Month Term SOFR + 2.00%), 04/16/29 (j)	183	183
Live Nation Entertainment, Inc.
2025 Term Loan B, 5.64%, (1 Month Term SOFR + 2.00%), 10/19/32 (j)	45	45
Nexstar Broadcasting, Inc.
2026 Term Loan B7, 6.37%, (1 Month Term SOFR + 2.75%), 03/23/33 (j)	187	185
Recess Holdings, Inc.
2025 Repriced Term Loan, 7.42%, (3 Month Term SOFR + 3.75%), 02/21/30 (j)	98	98
Securus Technologies Holdings, Inc.
2023 2nd Lien Term Loan, 0.00%, 09/30/26 (j) (n) (o) (s)	199	—
Sinclair Television Group Inc.
2025 Term Loan B6, 7.03%, (1 Month Term SOFR + 3.30%), 12/31/29 (j)	10	9
2025 Term Loan B7, 7.82%, (1 Month Term SOFR + 4.10%), 12/31/30 (j)	112	97
TKO Worldwide Holdings, LLC
2026 Term Loan B, 5.41%, (3 Month Term SOFR + 1.75%), 11/21/31 (j)	138	138
Townsquare Media, Inc.
2025 Term Loan, 8.59%, (6 Month Term SOFR + 5.00%), 01/17/31 (j)	44	32
TripAdvisor, Inc.
Term Loan, 6.37%, (1 Month Term SOFR + 2.75%), 07/01/31 (j)	79	75
Univision Communications Inc.
2022 Term Loan B, 6.98%, (1 Month Term SOFR + 3.25%), 05/06/28 (j)	308	306

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
2024 Term Loan B, 7.23%, (1 Month Term SOFR + 3.50%), 01/31/29 (j)	98	98
2022 First Lien Term Loan B, 7.95%, (3 Month Term SOFR + 4.25%), 06/10/29 (j)	58	57
Versant Media Group, Inc.
Term Loan B, 7.20%, (3 Month Term SOFR + 3.50%), 10/24/30 (j)	230	230
Windstream Services, LLC
2025 Term Loan B, 7.62%, (1 Month Term SOFR + 4.00%), 09/24/32 (j)	149	150
		9,281
Financials 0.5%
Acrisure, LLC
2024 1st Lien Term Loan B6, 6.62%, (1 Month Term SOFR + 3.00%), 11/06/30 (j)	914	825
2025 Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 06/07/32 (j)	357	322
Alera Group, Inc.
2026 Term Loan B, 0.00%, (1 Month Term SOFR + 2.75%), 05/30/32 (j) (s)	40	38
2026 Term Loan B, 6.37%, (1 Month Term SOFR + 2.75%), 05/30/32 (j)	229	217
Alliant Holdings Intermediate, LLC
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 2.50%), 09/19/31 (j) (s)	55	54
2025 Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 09/19/31 (j)	135	133
AmWINS Group, Inc.
2026 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 01/30/32 (j)	152	148
Asurion LLC
2021 Second Lien Term Loan B4, 9.03%, (3 Month Term SOFR + 5.25%), 01/15/29 (j)	171	169
2024 Term Loan B12, 7.87%, (3 Month Term SOFR + 4.25%), 09/12/30 (j)	887	876
2025 Term Loan B13, 7.91%, (3 Month Term SOFR + 4.25%), 09/19/30 (j)	169	167
2026 Term Loan B14, 7.41%, (3 Month Term SOFR + 3.75%), 02/13/33 (j)	628	593
Azorra Soar TLB Finance Ltd
2026 Term Loan B, 0.00%, (3 Month Term SOFR + 2.50%), 10/18/29 (j) (s)	5	5
2026 Term Loan B, 6.16%, (3 Month Term SOFR + 2.50%), 10/18/29 (j)	133	133
Boots Group Bidco Ltd
USD Term Loan, 6.92%, (3 Month Term SOFR + 3.25%), 07/22/32 (j)	75	75
Broadstreet Partners, Inc.
2024 Term Loan B4, 0.00%, (1 Month Term SOFR + 2.50%), 05/10/31 (j) (s)	30	29
2024 Term Loan B4, 6.12%, (1 Month Term SOFR + 2.50%), 05/10/31 (j)	168	161
CFC Bidco 2022 Ltd
Term Loan B, 7.18%, (3 Month Term SOFR + 3.50%), 05/30/32 (j)	90	84
Charlotte Buyer, Inc.
2025 Repriced Term Loan B, 7.87%, (1 Month Term SOFR + 4.25%), 02/11/28 (j)	166	166
2026 Term Loan B, 0.00%, (SOFR + 4.50%), 06/16/31 (j) (s)	50	50
Citadel Securities LP
2026 Term Loan B, 5.66%, (3 Month Term SOFR + 2.00%), 10/31/33 (j)	237	236
Cotiviti Corporation
2024 Term Loan, 6.37%, (1 Month Term SOFR + 2.75%), 02/21/31 (j)	170	155
2024 Fixed Term Loan B, 7.63%, 02/21/31	55	51
2025 2nd Amendment Term Loan, 6.37%, (1 Month Term SOFR + 2.75%), 02/16/32 (j)	69	63
HUB International Limited
2025 Term Loan B, 5.92%, (3 Month Term SOFR + 2.25%), 06/20/30 (j)	548	547
Jane Street Group, LLC
2024 Term Loan B1, 5.67%, (3 Month Term SOFR + 2.00%), 12/10/31 (j)	403	399
NEXUS Buyer LLC
2025 Term Loan B, 7.12%, (1 Month Term SOFR + 3.50%), 07/31/31 (j)	218	210
2025 Incremental Term Loan, 7.62%, (1 Month Term SOFR + 4.00%), 07/31/31 (j)	80	77
2025 2nd Lien Term Loan B, 9.37%, (1 Month Term SOFR + 5.75%), 01/30/32 (j)	65	63
Novae LLC
1st Lien Term Loan, 8.88%, (3 Month Term SOFR + 5.00%), 01/19/29 (j) (o)	98	76
Orion US Finco Inc.
1st Lien Term Loan, 7.17%, (3 Month Term SOFR + 3.50%), 05/21/32 (j)	90	90
Ryan Specialty Group, LLC
2024 USD Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 09/11/31 (j)	76	76
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 02/16/28 (j)	142	140
St. George Warehousing & Trucking Co. of CA, Inc.
2026 Interim New Money DIP Delayed Draw Term Loan, 8.00%, (3 Month Term SOFR + 8.00%), 07/07/26 (j) (n)	30	32
2026 FLFO DIP Term Loan, 8.00%, (3 Month Term SOFR + 8.00%), 07/13/26 (j) (n)	24	23
2026 FLSO DIP Term Loan, 8.00%, (3 Month Term SOFR + 8.00%), 07/13/26 (j) (n)	2	—
2024 Second Out Term Loan, 0.00%, (3 Month Term SOFR + 7.50%), 10/03/29 (j) (n) (s)	72	1
2024 UnSub FLFO, 0.00%, (3 Month Term SOFR + 8.25%), 10/07/29 (j) (n) (s)	11	11
Trans Union, LLC
2024 Term Loan B8, 5.37%, (1 Month Term SOFR + 1.75%), 06/06/31 (j)	48	48
2024 Term Loan B9, 5.37%, (1 Month Term SOFR + 1.75%), 06/24/31 (j)	166	166
Truist Insurance Holdings LLC
2024 Term Loan B, 6.45%, (3 Month Term SOFR + 2.75%), 05/06/31 (j)	258	252
USI, Inc.
2024 Term Loan D, 5.95%, (3 Month Term SOFR + 2.25%), 11/23/29 (j)	128	128
2024 Term Loan C, 5.95%, (3 Month Term SOFR + 2.25%), 09/27/30 (j)	29	29
		7,118
Materials 0.4%
American Consolidated Natural Resources, Inc.
2024 2nd Lien Term Loan, 13.00%, 12/11/29	39	39
American Rock Salt Company LLC
2021 Term Loan, 7.73%, (1 Month Term SOFR + 4.00%), 06/04/28 (j)	34	31
Aruba Investments Holdings, LLC
2020 USD Term Loan, 0.00%, (3 Month Term SOFR + 4.00%), 10/28/27 (j) (n) (s)	10	9
2020 USD Term Loan, 7.77%, (3 Month Term SOFR + 4.00%), 10/28/27 (j) (n)	384	351
2022 USD Incremental Term Loan, 0.00%, (3 Month Term SOFR + 4.75%), 11/04/27 (j) (n) (s)	5	5
2022 USD Incremental Term Loan, 8.42%, (3 Month Term SOFR + 4.75%), 11/04/27 (j) (n)	5	5
2020 2nd Lien Term Loan, 11.52%, (3 Month Term SOFR + 7.75%), 10/28/28 (j) (n)	255	191
Bakelite US Holdco, Inc.
2024 Term Loan B, 7.45%, (3 Month Term SOFR + 3.75%), 12/16/31 (j)	183	182
Belden Inc.
Term Loan, 0.00%, (SOFR + 2.25%), 06/11/33 (j) (s)	85	85
Berlin Packaging LLC
2025 Term Loan B7, 6.93%, (3 Month Term SOFR + 3.25%), 06/07/31 (j)	70	69
2025 Term Loan B7, 6.95%, (3 Month Term SOFR + 3.25%), 06/07/31 (j)	152	151
Charter NEX US, Inc.
2025 Repriced Term Loan B, 6.11%, (1 Month Term SOFR + 2.50%), 11/29/30 (j)	156	156
Chemours Company (The)
2025 USD Term Loan B, 7.12%, (1 Month Term SOFR + 3.50%), 09/30/32 (j)	209	208

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Consolidated Energy Finance, S.A.
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 4.50%), 11/07/30 (j) (s)	50	49
2024 Term Loan B, 8.16%, (3 Month Term SOFR + 4.50%), 11/07/30 (j)	297	290
2026 Incremental Term Loan, 8.41%, (3 Month Term SOFR + 4.75%), 11/18/30 (j)	229	222
Derby Buyer LLC
2026 Term Loan, 6.39%, (1 Month Term SOFR + 2.75%), 11/01/30 (j)	98	98
Discovery Purchaser Corporation
Term Loan, 7.41%, (3 Month Term SOFR + 3.75%), 08/04/29 (j)	315	313
Graham Packaging Company Inc.
2026 Term Loan B, 5.87%, (1 Month Term SOFR + 2.25%), 01/14/33 (j)	85	85
Hexion Holdings Corporation
2024 Term Loan B, 0.00%, (1 Month Term SOFR + 4.00%), 03/15/29 (j) (s)	30	29
2024 Term Loan B, 7.65%, (1 Month Term SOFR + 4.00%), 03/15/29 (j)	612	591
2022 USD 2nd Lien Term Loan, 11.16%, (1 Month Term SOFR + 7.44%), 02/09/30 (j)	108	100
Klockner-Pentaplast of America, Inc.
2026 USD Term Loan, 10.66%, (3 Month Term SOFR + 2.00%), 01/30/31 (j)	95	90
Lonza Group AG
USD Term Loan B, 7.72%, (3 Month Term SOFR + 3.92%), 04/29/28 (j)	478	452
Luxembourg Investment Company 428 S.a r.l.
Term Loan B, 0.00%, (SOFR + 7.00%), 10/22/28 (h) (i) (j)	58	1
M2S Group Holdings Inc.
Term Loan B, 8.41%, (3 Month Term SOFR + 4.75%), 08/21/31 (j)	332	329
MATIV Holdings, Inc.
2026 Term Loan B, 8.12%, (1 Month Term SOFR + 4.50%), 03/26/33 (j)	195	195
Natgasoline LLC
2025 Term Loan B, 9.12%, (1 Month Term SOFR + 5.50%), 03/25/30 (j)	105	105
Nouryon Finance B.V.
2024 USD Term Loan B1, 6.94%, (6 Month Term SOFR + 3.25%), 04/03/28 (j)	108	108
2024 USD Term Loan B1, 6.94%, (6 Month Term SOFR + 3.25%), 04/03/28 (j)	29	29
Proampac PG Borrower LLC
2026 USD Term Loan B, 7.66%, (1 Month Term SOFR + 4.00%), 02/20/33 (j)	85	83
2026 USD Term Loan B, 7.67%, (1 Month Term SOFR + 4.00%), 02/20/33 (j)	35	34
Solstice Advanced Materials US, Inc.
Term Loan B, 5.41%, (3 Month Term SOFR + 1.75%), 09/16/32 (j)	75	75
Spa Holdings 3 Oy
USD Term Loan B, 7.96%, (3 Month Term SOFR + 4.00%), 03/18/28 (j)	90	90
2025 USD Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 05/22/30 (j) (s)	10	10
2025 USD Term Loan B, 8.21%, (3 Month Term SOFR + 4.25%), 05/22/30 (j)	99	99
SupplyOne, Inc.
2024 Term Loan B, 7.12%, (1 Month Term SOFR + 3.50%), 03/27/31 (j)	34	34
Sword Purchaser LLC
USD Term Loan B, 7.62%, (1 Month Term SOFR + 4.00%), 04/01/33 (j)	235	229
TricorBraun Holdings, Inc.
2021 Term Loan, 6.87%, (1 Month Term SOFR + 3.25%), 01/29/28 (j)	195	182
Tronox Finance LLC
2024 1st Lien Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 09/30/31 (j)	59	48
2024 1st Lien Term Loan B, 6.20%, (3 Month Term SOFR + 2.50%), 09/30/31 (j)	75	61
USALCO, LLC
2025 Term Loan, 7.12%, (1 Month Term SOFR + 3.50%), 09/30/31 (j)	79	79
W.R. Grace & Co.-Conn.
2025 Term Loan B, 6.70%, (3 Month Term SOFR + 3.00%), 08/11/32 (j)	94	94
Windsor Holdings III, LLC
2025 USD Term Loan B, 6.37%, (1 Month Term SOFR + 2.75%), 08/01/30 (j)	155	155
Zekelman Industries, Inc.
2024 Term Loan B, 5.86%, (1 Month Term SOFR + 2.25%), 01/24/31 (j)	83	83
		5,924
Health Care 0.4%
Accelerated Health Systems, LLC
2022 Term Loan B, 8.06%, (3 Month Term SOFR + 4.25%), 02/01/29 (j)	97	43
Alkermes, Inc.
2026 Term Loan B, 6.45%, (3 Month Term SOFR + 2.75%), 01/28/31 (j)	50	50
Amneal Pharmaceuticals LLC
2026 Term Loan, 6.62%, (1 Month Term SOFR + 3.00%), 08/01/32 (j)	114	114
Aveanna Healthcare, LLC
2026 Term Loan B, 6.62%, (1 Month Term SOFR + 3.00%), 09/17/32 (j)	45	45
Bausch & Lomb Corporation
2025 Repriced Term Loan, 7.37%, (1 Month Term SOFR + 3.75%), 01/15/31 (j)	198	199
Bausch Health Companies Inc.
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 6.25%), 09/25/30 (j) (s)	20	19
2025 Term Loan B, 9.87%, (1 Month Term SOFR + 6.25%), 09/25/30 (j)	1,086	1,052
Cano Health LLC
2025 PIK Initial Exchange Term Loan, 13.70%, (3 Month Term SOFR + 10.00%), 06/28/29 (j) (n)	107	75
CNT Holdings I Corp
2025 Term Loan, 6.16%, (3 Month Term SOFR + 2.50%), 11/08/32 (j)	102	102
DaVita, Inc.
2025 Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 05/09/31 (j)	189	189
Elanco Animal Health Incorporated
2025 Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 10/28/32 (j)	50	50
Endo Luxembourg Finance Company I S.a r.l.
2024 1st Lien Term Loan, 7.37%, (1 Month Term SOFR + 3.75%), 04/23/31 (j)	162	162
ExamWorks BidCo Inc.
2026 Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 11/01/35 (j)	82	82
Fitness International, LLC
2024 Term Loan B, 8.12%, (1 Month Term SOFR + 4.50%), 01/30/29 (j)	68	68
Grifols Worldwide Operations USA, Inc.
2026 USD Term Loan B, 6.19%, (6 Month Term SOFR + 2.50%), 04/01/33 (j)	90	90
Hanger, Inc.
2024 Delayed Draw Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 10/16/31 (j) (s)	3	3
2024 Delayed Draw Term Loan, 7.12%, (1 Month Term SOFR + 3.50%), 10/16/31 (j)	6	6
2024 Term Loan B, 7.12%, (1 Month Term SOFR + 3.50%), 10/16/31 (j)	70	70
Heartland Dental, LLC
2025 Term Loan, 7.12%, (1 Month Term SOFR + 3.50%), 07/31/32 (j)	114	114
Help At Home, Inc.
2024 Term Loan B, 8.62%, (1 Month Term SOFR + 5.00%), 09/20/31 (j)	227	200
Hologic, Inc.
2026 USD Term Loan B, 5.99%, (3 Month Term SOFR + 2.25%), 01/14/33 (j)	320	313
Insulet Corporation
2025 Term Loan, 5.62%, (1 Month Term SOFR + 2.00%), 08/04/31 (j)	190	191
IVC Acquisition Ltd
2026 USD Term Loan B, 0.00%, (SOFR + 4.00%), 12/12/31 (j) (s)	15	15

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Jazz Financing Lux S.a r.l.
2024 1st Lien Term Loan B2, 5.87%, (1 Month Term SOFR + 2.25%), 05/05/28 (j)	239	240
Loire Finco Luxembourg S.a r.l.
2025 USD Term Loan B, 7.62%, (1 Month Term SOFR + 4.00%), 01/31/30 (j)	54	54
Mckesson Medical-Surgical Top Holdings Inc.
Term Loan B, 5.91%, (1 Month Term SOFR + 2.25%), 06/03/32 (j)	160	160
MED ParentCo LP
2025 Repriced Term Loan B, 6.62%, (1 Month Term SOFR + 3.00%), 04/15/31 (j)	140	140
National Mentor Holdings, Inc.
2025 1st Lien Term Loan B, 9.62%, (1 Month Term SOFR + 6.00%), 12/05/30 (j)	309	311
Organon & Co
2024 USD Term Loan, 5.87%, (1 Month Term SOFR + 2.25%), 05/19/31 (j)	172	172
Phoenix Guarantor Inc.
2026 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 02/21/31 (j)	93	93
Sotera Health Holdings, LLC
2026 Term Loan B, 5.87%, (1 Month Term SOFR + 2.25%), 05/30/31 (j)	84	84
Team Services Group
2026 Term Loan B, 8.95%, (3 Month Term SOFR + 5.25%), 03/31/33 (j)	70	68
2026 Term Loan B, 0.00%, (3 Month Term SOFR + 5.25%), 03/31/33 (j) (s)	15	15
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 7.73%, (1 Month Term SOFR + 4.00%), 09/22/28 (j)	43	44
United FP Holdings, LLC
2019 1st Lien Term Loan, 7.93%, (3 Month Term SOFR + 4.00%), 12/30/26 (j) (n)	656	459
2020 Incremental Term Loan, 12.43%, (3 Month Term SOFR + 8.50%), 12/30/26 (j) (n)	53	37
		5,129
Consumer Staples 0.2%
Aspire Bakeries Holdings LLC
2025 Repriced Term Loan, 6.62%, (1 Month Term SOFR + 3.00%), 12/23/30 (j)	99	99
BIFM US Finance LLC
2025 Repriced Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 05/31/28 (j)	108	108
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 7.23%, (1 Month Term SOFR + 3.50%), 03/17/28 (j)	120	120
C&S Wholesale Grocers Inc.
Term Loan B, 8.70%, (3 Month Term SOFR + 5.00%), 08/05/30 (j)	223	214
Cardenas Markets, Inc.
2022 Term Loan, 10.55%, (3 Month Term SOFR + 6.75%), 07/20/29 (j)	208	131
Celsius Holdings, Inc
2025 Term Loan B, 5.95%, (3 Month Term SOFR + 2.25%), 04/01/32 (j)	85	85
Chobani, LLC
2025 Term Loan B, 5.87%, (1 Month Term SOFR + 2.25%), 10/23/32 (j)	149	149
Del Monte Foods, Inc.
2025 PIK Roll-Up Term Loan, 0.00%, (1 Month Term SOFR + 9.60%), 06/01/27 (j) (n) (o) (s)	152	57
2024 First Out Term Loan, 0.00%, (3 Month Term SOFR + 8.00%), 08/31/28 (h) (i) (j)	47	22
2025 PIK Term Loan, 0.00%, (1 Month Term SOFR + 8.00%), 11/02/28 (h) (i) (j)	42	20
2024 Second Out Term Loan, 0.00%, (3 Month Term SOFR + 4.25%), 02/15/29 (h) (i) (j)	275	8
Eagle Parent Corp.
2022 Term Loan B, 7.95%, (3 Month Term SOFR + 4.25%), 03/17/29 (j)	143	144
2025 Incremental Term Loan, 7.95%, (3 Month Term SOFR + 4.25%), 03/17/29 (j) (n)	212	211
Fiesta Purchaser, Inc.
2025 Repriced Term Loan, 6.37%, (1 Month Term SOFR + 2.75%), 02/12/31 (j)	153	150
Froneri Lux Finco S.a r.l.
2024 USD Term Loan B4, 5.88%, (6 Month Term SOFR + 2.25%), 09/16/31 (j)	152	149
Golden State Food LLC
2026 Term Loan B, 7.20%, (3 Month Term SOFR + 3.50%), 12/04/31 (j)	79	79
JP Intermediate B, LLC
2025 Term Loan (2030), 10.70%, (3 Month Term SOFR + 7.00%), 09/30/30 (j) (n)	13	11
2025 Takeback Term Loan A, 9.20%, (3 Month Term SOFR + 5.50%), 03/31/31 (j) (n)	51	25
Naked Juice LLC
2025 FLSO Term Loan, 7.05%, (3 Month Term SOFR + 3.25%), 01/24/29 (j)	141	94
2025 FLFO Term Loan, 9.20%, (3 Month Term SOFR + 5.50%), 01/24/29 (j)	108	109
2025 FLTO Term Loan, 9.80%, (3 Month Term SOFR + 6.00%), 01/24/30 (j)	30	9
Newly Weds Foods Inc.
Term Loan B, 5.90%, (1 Month Term SOFR + 2.25%), 03/05/32 (j)	218	218
Nourish Buyer I Inc.
2026 Repriced Term Loan B, 7.67%, (3 Month Term SOFR + 4.00%), 07/09/32 (j)	155	155
Olaplex, Inc.
2022 Term Loan, 7.27%, (3 Month Term SOFR + 3.50%), 02/17/29 (j)	33	33
Prestige Brands, Inc.
2026 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 05/21/33 (j)	60	60
Primary Products Finance LLC
2024 1st Lien Term Loan B, 6.93%, (3 Month Term SOFR + 3.25%), 04/01/29 (j)	117	116
Primo Brands Corporation
2026 Term Loan B, 6.43%, (3 Month Term SOFR + 2.75%), 03/19/31 (j)	304	306
Wash Multifamily Parent Inc.
Term Loan B, 6.61%, (1 Month Term SOFR + 3.25%), 08/07/32 (j)	75	75
		2,957
Utilities 0.1%
Alpha Generation LLC
Term Loan B, 5.37%, (1 Month Term SOFR + 1.75%), 09/19/31 (j)	142	141
2026 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 05/29/33 (j)	30	30
Clean Energy Future Trumbull LLC
Term Loan B, 6.67%, (3 Month Term SOFR + 3.00%), 04/21/33 (j)	50	50
Cogentrix Finance Holdco I LLC
Repriced Term Loan B, 5.87%, (1 Month Term SOFR + 2.25%), 02/26/32 (j)	61	60
Hamilton Projects Acquiror, LLC
2025 Repriced Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 05/30/31 (j)	59	59
Lightning Power LLC
Term Loan B, 5.87%, (1 Month Term SOFR + 3.25%), 08/08/31 (j)	162	162
New Fortress Energy Inc.
2025 Incremental Term Loan B, 0.00%, (3 Month Term SOFR + 5.50%), 10/30/28 (h) (i) (j)	1,446	852
NRG Energy, Inc.
2024 Term Loan, 5.42%, (3 Month Term SOFR + 1.75%), 03/27/31 (j)	138	138
2026 Incremental Term Loan B, 5.36%, (1 Month Term SOFR + 1.75%), 04/15/33 (j)	125	124
Talen Energy Supply, LLC
2024-1 Incremental Term Loan, 5.39%, (1 Month Term SOFR + 1.75%), 12/10/31 (j)	54	54
2025 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 10/09/32 (j)	110	109
		1,779
Energy 0.1%
Canacol Energy Ltd
Fixed Tranche A2 DIP Term Loan, 15.00%, 09/30/26 (n)	27	27

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Term Loan A, 15.00%, (3 Month Term SOFR + 15.00%), 09/30/26 (j) (n)	62	62
CQP Holdco LP
2026 Term Loan B, 5.45%, (3 Month Term SOFR + 1.75%), 12/31/32 (j)	401	399
Delek US Holdings, Inc.
2026 Term Loan B, 6.62%, (1 Month Term SOFR + 3.00%), 05/01/33 (j)	85	85
Prairie ECI Acquiror LP
2026 Repriced Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 08/01/29 (j)	54	54
Rockpoint Gas Storage Partners LP
2026 Term Loan B, 5.91%, (3 Month Term SOFR + 2.25%), 09/18/31 (j)	148	148
Venture Global Plaquemines LNG, LLC
2024 Contingency Reserve Delayed Draw Term Loan, 5.85%, (1 Month Term SOFR + 2.23%), 05/25/29 (j)	13	13
Base Term Loan, 5.85%, (1 Month Term SOFR + 2.23%), 05/25/29 (j)	103	102
		890
Real Estate 0.1%
Brand Industrial Services Inc.
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 4.50%), 08/01/30 (j) (s)	20	16
2024 Term Loan B, 8.16%, (3 Month Term SOFR + 4.50%), 08/01/30 (j)	543	423
Cushman & Wakefield U.S. Borrower, LLC
2025 Term Loan, 6.12%, (1 Month Term SOFR + 2.50%), 01/31/30 (j)	97	97
2025 Term Loan B3, 6.37%, (1 Month Term SOFR + 2.75%), 01/31/30 (j)	59	59
Greystar Real Estate Partners, LLC
2025 Term Loan B, 6.17%, (3 Month Term SOFR + 2.50%), 08/21/30 (j)	128	128
		723
Total Senior Floating Rate Instruments (cost $81,543)		78,044
COMMON STOCKS 0.1%
Energy 0.1%
California Resources Corporation	2	90
Diamond Sports Group, LLC (h)	—	—
Expand Energy Corporation	3	274
Limetree Bay Cayman Limited (h) (n)	—	—
Mesquite Energy, Inc. (h) (n)	9	144
New Fortress Energy Inc. - Class A (d) (h)	2	1
New Kleo Holdco (h) (n)	12	21
		530
Financials 0.0%
Acrisure Investment Holdings, LLC (h) (n)	6	198
AFLAC Incorporated (h)	2	43
FG Parent, LLC (n)	3	—
New Cineworld Ltd. (h) (n)	5	138
		379
Materials 0.0%
ACNR Holdings Inc. (h) (n)	2	338
Industrials 0.0%
Azul S.A. - ADR	2	18
Azul S.A. - ADR (e) (h) (n)	6	54
Fusion Parent, LLC (h) (n)	3	93
LuxCo 3 (h) (n)	2	49
		214
Consumer Discretionary 0.0%
At Home Group, Inc. (h) (n)	1	17
Juice Plus Equity (h) (n)	1	1
Old Claimco, LLC (h) (n)	5	47
Party City Holdings Inc. (h) (n)	—	—
		65
Health Care 0.0%
Cano Health, Inc. (h) (n)	15	—
ModivCare Inc. (h)	4	18
		18
Information Technology 0.0%
Travelport Worldwide Limited (h) (n)	—	9
Total Common Stocks (cost $875)		1,553
PREFERRED STOCKS 0.0%
Information Technology 0.0%
Oracle Corporation, 6.50%, 01/15/29 (m)	1	50
Strategy Inc., 10.00% (l)	—	33
Strategy Inc., 11.50% (f) (l)	1	93
		176
Communication Services 0.0%
Alphabet Inc., 6.25%, 05/15/29 (m)	1	61
Alphabet Inc., 6.25%, 05/15/29 (m)	1	62
		123
Consumer Discretionary 0.0%
Whirlpool Corporation, 8.50%, 02/15/29 (m)	2	80
Total Preferred Stocks (cost $416)		379
WARRANTS 0.0%
Cano Health, Inc. (h) (n)	1	—
Carnelian Point Holdings, L.P. (h) (n)	—	—
Total Warrants (cost $3)		—
OTHER EQUITY INTERESTS 0.0%
Saks Global Enterprises LLC (h) (m) (n) (t)	39	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 3.3%
Investment Companies 2.6%
JNL Government Money Market Fund - Class I, 3.53% (u) (v)	36,631	36,631
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 3.63% (u) (v)	10,278	10,278
Total Short Term Investments (cost $46,909)		46,909
Total Investments 105.1% (cost $1,564,322)		1,503,034
Total Forward Sales Commitments (0.1)% (proceeds $1,969)		(1,966)
Total Purchased Options 0.0% (cost $624)		563
Other Derivative Instruments (0.0)%		(384)
Other Assets and Liabilities, Net (5.0)%		(71,574)
Total Net Assets 100.0%		1,429,673

(a) All or a portion of the security is pledged or segregated as collateral.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2026, the total payable for investments purchased on a delayed delivery basis was $61,457.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) All or a portion of the security was on loan as of June 30, 2026.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $129,416 and 9.1% of the Fund.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Non-income producing security.

(i) As of June 30, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) Treasury inflation indexed note, par amount is adjusted for inflation.

(l) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(m) Convertible security.

(n) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(o) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(p) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(q) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(r) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(s) This senior floating rate interest will settle after June 30, 2026. If a reference rate and spread is presented, it will go into effect upon settlement.

(t) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(u) Investment in affiliate.

(v) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
Mortgage-Backed Securities (0.1%)
Federal National Mortgage Association, Inc.
TBA, 5.00%, 07/15/56 (a)	(2,000)	(1,966)
Total Government And Agency Obligations (proceeds $1,969)		(1,966)
Total Forward Sales Commitments (0.1%) (proceeds $1,969)		(1,966)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2026, the total proceeds for investments sold on a delayed delivery basis was $1,969.

JNL/Fidelity Institutional AM Total Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	57,496	124,007	144,872	607	—	—	36,631	2.6
JNL Government Money Market Fund, 3.63% - Class SL	8,264	31,366	29,352	175	—	—	10,278	0.7
	65,760	155,373	174,224	782	—	—	46,909	3.3

JNL/Fidelity Institutional AM Total Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alpha Star Holding IX Limited, 7.00%, 08/26/28	04/02/25	203	199	—
Celtic Resources Holdings Designated Activity Company, 0.00%, 12/31/26	10/02/19	102	—	—
Cosan Overseas Limited, 8.25%	06/27/19	190	188	—
Dar Al Arkan Sukuk Co Ltd, 7.25%, 07/02/30	08/18/25	201	199	—
Dubai, Government of, 5.25%, 01/30/43	10/27/22	173	190	—
Gobierno de la Provincia de Santa Fe, 8.10%, 12/11/34	05/11/26	64	65	—
Leviathan Bond Ltd, 6.50%, 06/30/27	05/14/25	159	160	—
Minstry of Finance, Lebenon Republic of, 0.00%, 03/09/20	07/16/19	107	26	—
Minstry of Finance, Lebenon Republic of, 0.00%, 04/03/20	07/01/19	74	24	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	10/23/17	198	249	0.1
TCS Finance Designated Activity Company, 0.00% (callable at 100, 12/20/26)	09/13/21	200	—	—
TV Azteca S.A.B. de C.V., 0.00%, 08/09/26	07/01/19	300	102	—
		1,971	1,402	0.1

JNL/Fidelity Institutional AM Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	309	September 2026	33,759	(92)	198
United States 2 Year Note	167	October 2026	34,444	(19)	(20)
United States 5 Year Note	1,000	October 2026	106,845	(188)	201
United States Ultra Bond	10	September 2026	1,163	(6)	(1)
				(305)	378

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/Fidelity Institutional AM Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	3.00	(A)	09/16/28	40,533	41	(6)
U.S. SOFR (A)	Receiving	3.50	(A)	09/16/33	810	3	3
U.S. SOFR (A)	Paying	3.75	(A)	09/16/36	2,729	(14)	14
U.S. SOFR (A)	Paying	4.00	(A)	09/16/56	1,110	(11)	16
						19	27

JNL/Fidelity Institutional AM Total Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.EM.IG.45 (Q)	N/A	1.00	06/20/31	595	(9)	—	(5)

JNL/Fidelity Institutional AM Total Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Interest Rate Swaptions
U.S. SOFR, 06/18/41	BOA	Call	4.44	06/16/31	300,000	300	13
U.S. SOFR, 08/12/36	BOA	Call	3.80	08/13/26	450,000	450	1
U.S. SOFR, 03/27/41	CIT	Call	4.34	03/25/31	360,000	360	16
U.S. SOFR, 04/02/41	CIT	Call	4.37	03/31/31	810,000	810	36
U.S. SOFR, 04/12/29	CIT	Call	3.47	04/08/27	6,480,000	6,480	73
U.S. SOFR, 05/29/41	GSC	Call	4.51	05/27/31	2,000,000	2,000	111
U.S. SOFR, 04/03/41	GSC	Call	4.35	04/01/31	800,000	800	36
U.S. SOFR, 04/02/41	GSC	Call	4.36	03/31/31	1,470,000	1,470	66
U.S. SOFR, 08/27/36	GSC	Call	3.80	08/25/26	1,540,000	1,540	30
U.S. SOFR, 03/14/29	GSC	Call	3.28	03/10/28	4,940,000	4,940	37
U.S. SOFR, 06/23/37	GSC	Call	4.06	06/21/27	1,400,000	1,400	32
U.S. SOFR, 04/19/29	JPM	Call	3.40	04/17/28	9,820,000	9,820	67
U.S. SOFR, 11/09/34	MSC	Call	3.87	11/07/29	1,700,000	1,700	45
							563

JNL/Fidelity Institutional AM Total Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Interest Rate Swaptions
U.S. SOFR, 03/24/41	BOA	Put	4.36	03/20/31	800,000	800	(40)
U.S. SOFR, 03/24/41	BOA	Put	4.34	03/20/31	540,000	540	(26)
U.S. SOFR, 05/07/41	BOA	Put	4.45	05/05/31	2,000,000	2,000	(106)
							(172)

JNL/Fidelity Institutional AM Total Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CMBX.NA.BBB-.19 (M)	GSC	N/A	3.00	12/17/58	50	4	4	—
CMBX.NA.BB.18 (M)	GSC	N/A	5.00	12/17/57	100	16	15	1
CMBX.NA.BBB-.18 (M)	GSC	N/A	3.00	12/17/57	100	8	10	(2)
CMBX.NA.BBB-.18 (M)	GSC	N/A	3.00	12/17/57	100	8	7	1
CMBX.NA.AAA.13 (M)	JPM	N/A	0.50	12/16/72	970	(6)	6	(12)
CMBX.NA.BB.18 (M)	JPM	N/A	5.00	12/17/57	100	16	7	9
CMBX.NA.BBB-.18 (M)	JPM	N/A	3.00	12/17/57	100	8	5	3
CMBX.NA.BBB-.18 (M)	GSC	N/A	3.00	12/17/57	300	23	11	12
CMBX.NA.BB.18 (M)	MSC	N/A	5.00	12/17/57	100	16	7	9
CMBX.NA.BBB-.19 (M)	CIT	N/A	3.00	12/17/58	50	3	4	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/Fidelity Institutional AM Total Bond Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
CMBX.NA.BBB-.17 (M)	CIT	N/A	3.00	12/15/56	100	15	14	1
					2,070	111	90	21
Credit default swap agreements - sell protection
CMBX.NA.AAA.17 (M)	CIT	0.66	0.50	12/15/56	(300)	(3)	(4)	1
CMBX.NA.AAA.17 (M)	MSC	0.66	0.50	12/15/56	(100)	(1)	(2)	1
CMBX.NA.AAA.17 (M)	GSC	0.66	0.50	12/15/56	(200)	(2)	(3)	1
CMBX.NA.AAA.17 (M)	GSC	0.66	0.50	12/15/56	(300)	(3)	(9)	6
CMBX.NA.AAA.17 (M)	JPM	0.66	0.50	12/15/56	(200)	(2)	(2)	—
CMBX.NA.AAA.13 (M)	MSC	0.31	0.50	12/16/72	(970)	6	(23)	29
CMBX.NA.BB.15 (M)	MSC	10.86	5.00	11/18/64	(50)	(11)	(12)	1
CMBX.NA.BB.17 (M)	MSC	10.32	5.00	12/15/56	(100)	(22)	(21)	(1)
					(2,220)	(38)	(76)	38

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Fidelity Institutional AM Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	810,616	—	810,616
Corporate Bonds And Notes	—	373,679	46	373,725
Non-U.S. Government Agency Asset-Backed Securities	—	191,467	341	191,808
Senior Floating Rate Instruments	—	76,228	1,816	78,044
Common Stocks	401	43	1,109	1,553
Preferred Stocks	379	—	—	379
Warrants	—	—	—	—
Other Equity Interests	—	—	—	—
Short Term Investments	46,909	—	—	46,909
	47,689	1,452,033	3,312	1,503,034
Liabilities - Securities
Government And Agency Obligations	—	(1,966)	—	(1,966)
	—	(1,966)	—	(1,966)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	399	—	—	399
Centrally Cleared Interest Rate Swap Agreements	—	33	—	33
OTC Purchased Options	—	563	—	563
Open Forward Foreign Currency Contracts	—	1	—	1
OTC Credit Default Swap Agreements	—	75	—	75
	399	672	—	1,071
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(21)	—	—	(21)
Centrally Cleared Interest Rate Swap Agreements	—	(6)	—	(6)
Centrally Cleared Credit Default Swap Agreements	—	(5)	—	(5)
OTC Written Options	—	(172)	—	(172)
OTC Credit Default Swap Agreements	—	(16)	—	(16)
	(21)	(199)	—	(220)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/First Sentier Global Infrastructure Fund
COMMON STOCKS 99.8%
United States of America 56.4%
American Electric Power Company, Inc.	156	21,390
Cheniere Energy, Inc.	43	10,396
Crown Castle Inc.	145	11,018
CSX Corporation	310	14,720
DT Midstream, Inc.	36	5,242
Duke Energy Corporation	178	22,549
Evergy, Inc.	167	14,446
NextEra Energy, Inc.	277	24,286
ONEOK, Inc.	176	15,339
PG&E Corporation	514	8,642
Public Service Enterprise Group Incorporated	164	13,315
Republic Services, Inc.	42	8,915
SBA Communications Corporation - Class A	68	12,075
Sempra	162	15,051
Targa Resources Corp.	41	11,003
UGI Corporation	265	9,147
Union Pacific Corporation	83	22,441
XCEL Energy Inc.	205	16,456
		256,431
Canada 8.3%
Algonquin Power & Utilities Corp. (a)	1,461	8,590
Canadian National Railway Company	164	19,512
GFL Environmental Inc.	268	9,847
		37,949
United Kingdom 4.9%
National Grid PLC	971	16,017
United Utilities PLC	364	6,328
		22,345
France 4.5%
Aeroports de Paris (a)	86	11,224
Getlink S.E.	426	9,047
		20,271
Mexico 4.1%
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	487	12,305
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	400	6,351
		18,656
Spain 3.5%
AENA S.M.E., S.A.	526	16,043
China 3.3%
Beijing Capital International Airport Co., Ltd. - Class H (b)	15,272	2,825
China Tower Corporation Limited - Class H	6,402	7,213
ENN Energy Holdings Limited	941	4,851
		14,889
Japan 2.9%
Japan Airport Terminal Co., Ltd.	222	6,930
West Japan Railway Company (a)	368	6,173
		13,103
Australia 2.7%
Atlas Arteria Limited	1,647	5,827
Transurban Holdings Limited	663	6,615
		12,442
Brazil 2.5%
Motiva Infraestrutura De Mobilidade S.A.	2,265	6,407
Rumo S.A.	1,998	5,186
		11,593
Hong Kong 2.3%
CLP Holdings Limited	1,105	10,327
Denmark 1.7%
Orsted A/S (b) (c)	352	7,925
Switzerland 1.4%
Flughafen Zurich AG - Class N	20	6,146
Italy 1.3%
Hera S.p.A.	1,365	5,700
Total Common Stocks (cost $413,733)		453,820
SHORT TERM INVESTMENTS 1.7%
Securities Lending Collateral 1.7%
JNL Government Money Market Fund - Class SL, 3.63% (d) (e)	7,816	7,816
Total Short Term Investments (cost $7,816)		7,816
Total Investments 101.5% (cost $421,549)		461,636
Other Assets and Liabilities, Net (1.5)%		(6,730)
Total Net Assets 100.0%		454,906

(a) All or a portion of the security was on loan as of June 30, 2026.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/First Sentier Global Infrastructure Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	2,315	49,509	51,824	37	—	—	—	—
JNL Government Money Market Fund, 3.63% - Class SL	849	52,180	45,213	49	—	—	7,816	1.7
	3,164	101,689	97,037	86	—	—	7,816	1.7

JNL/First Sentier Global Infrastructure Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Orsted A/S	10/09/25	7,136	7,925	1.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/First Sentier Global Infrastructure Fund
Assets - Securities
Common Stocks	324,629	129,191	—	453,820
Short Term Investments	7,816	—	—	7,816
	332,445	129,191	—	461,636

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
CORPORATE BONDS AND NOTES 36.9%
Health Care 7.0%
Centene Corporation
4.63%, 12/15/29	4,780	4,652
Community Health Systems, Inc.
6.88%, 04/15/29 (a)	12,847	12,638
6.13%, 04/01/30 (a) (b)	8,000	7,178
10.88%, 01/15/32 (a)	19,410	20,929
9.75%, 01/15/34 (a)	1,000	1,045
CVS Health Corporation
5.25%, 02/21/33	3,500	3,556
Davita Inc.
4.63%, 06/01/30 (a)	3,500	3,385
Endo Finance Holdings, Inc.
8.50%, 04/15/31 (a)	3,000	3,150
Genmab A/S
6.25%, 12/15/32 (a)	1,500	1,528
7.25%, 12/15/33 (a)	500	521
HCA Inc.
5.50%, 06/01/33	8,500	8,683
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	4,000	3,884
Organon & Co.
4.13%, 04/30/28 (a) (b)	1,500	1,481
5.13%, 04/30/31 (a)	1,500	1,481
7.88%, 05/15/34 (a)	1,500	1,604
Tenet Healthcare Corporation
6.13%, 06/15/30	20,000	20,120
6.00%, 11/15/33 (a) (b)	2,500	2,521
		98,356
Financials 6.7%
Ares Capital Corporation
5.80%, 03/08/32 (b)	1,500	1,487
Ares Strategic Income Fund
5.55%, 04/15/31	1,500	1,456
Asurion LLC
8.00%, 12/31/32 (a)	2,000	2,023
8.38%, 02/01/34 (a)	1,000	926
Barclays PLC
5.75%, 08/09/33	8,500	8,729
7.44%, 11/02/33	5,000	5,577
Blackstone Private Credit Strategies LLC
5.95%, 05/15/31 (b)	2,000	1,969
6.00%, 01/29/32	2,000	1,967
Citigroup Inc.
6.27%, 11/17/33	10,500	11,191
Ford Motor Credit Company LLC
4.95%, 05/28/27	4,000	4,001
7.35%, 03/06/30	3,000	3,173
General Motors Financial Company, Inc.
6.40%, 01/09/33	3,500	3,718
Goldman Sachs Group, Inc., The
6.56%, 10/24/34	8,000	8,654
5.39%, 02/02/41	1,000	974
Goldman Sachs Private Credit Corp.
6.15%, 06/16/31 (a)	3,000	2,974
JPMorgan Chase & Co.
6.50%, (100, 04/01/30) (c)	2,000	2,047
6.88%, (100, 06/01/29) (c)	3,000	3,142
6.25%, 10/23/34	1,500	1,605
KeyBank National Association
4.90%, 08/08/32	1,500	1,469
Morgan Stanley
6.34%, 10/18/33	2,000	2,132
5.25%, 04/21/34	4,000	4,025
6.63%, 11/01/34	2,500	2,714
PNC Financial Services Group, Inc., The
6.04%, 10/28/33	4,000	4,215
Truist Financial Corporation
4.92%, 07/28/33	2,000	1,960
U.S. Bancorp
5.85%, 10/21/33	4,500	4,693
Wells Fargo & Company
6.13%, (100, 06/15/31) (c)	1,500	1,517
5.56%, 07/25/34	6,000	6,146
		94,484
Industrials 4.3%
American Airlines, Inc.
5.75%, 04/20/29 (a)	4,000	3,999
Boeing Company, The
5.15%, 05/01/30 (d)	3,000	3,035
3.25%, 02/01/35	4,500	3,903
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/32 (a)	3,500	3,394
EMRLD Borrower LP
6.63%, 12/15/30 (a)	2,000	2,042
Equipmentshare.Com Inc.
7.13%, 07/01/34 (a)	1,500	1,473
Herc Holdings Inc.
7.00%, 06/15/30 (a)	1,250	1,294
JetBlue Airways Corporation
9.88%, 09/20/31 (a) (b)	3,500	3,172
Mauser Packaging Solutions Holding Company
7.88%, 04/15/30 (a)	5,000	5,104
9.25%, 04/15/30 (a)	5,000	4,938
Quikrete Holdings, Inc.
6.38%, 03/01/32 (a)	3,000	3,060
QXO Building Products, Inc.
6.50%, 07/15/31 (a)	1,500	1,529
6.88%, 07/15/34 (a)	1,500	1,540
R. R. Donnelley & Sons Company
9.50%, 08/01/29 (a)	2,000	2,073
Sword Purchaser, LLC
8.25%, 04/15/33 (a)	4,000	4,138
TransDigm Inc.
6.75%, 08/15/28 - 01/31/34 (a)	6,300	6,379
6.63%, 03/01/32 (a)	5,000	5,129
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (a)	4,000	3,941
		60,143
Consumer Discretionary 4.2%
Beach Acquisition Bidco, LLC
10.00%, 07/15/33 (a) (b) (e)	4,216	4,785
Caesars Entertainment, Inc.
7.00%, 02/15/30 (a)	5,000	5,020
6.50%, 02/15/32 (a)	2,500	2,433
6.00%, 10/15/32 (a) (b)	3,500	3,172
Carnival Corporation
5.75%, 08/01/32 (a)	5,000	5,050
DexKo Global Inc.
7.50%, 04/15/32 (a) (b)	6,401	5,425
Fertitta Entertainment, LLC
4.63%, 01/15/29 (a)	1,600	1,552
6.75%, 01/15/30 (a) (b)	3,000	2,940
Ford Motor Company
3.25%, 02/12/32	3,500	3,086
General Motors Company
5.60%, 10/15/32	2,500	2,559
5.15%, 04/01/38	6,000	5,715
JH North America Holdings Inc.
10.00%, 01/15/31 (a)	1,500	1,493
NCL Corporation Ltd.
6.75%, 02/01/32 (a)	1,000	997
Newell Brands Inc.
8.50%, 06/01/28 (a)	1,500	1,569
SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	4,583	4,581
Univision Communications Inc.
9.38%, 08/01/32 (a)	1,500	1,519
Wynn Las Vegas, LLC
5.25%, 05/15/27 (a)	2,000	1,996
Wynn Resorts Finance, LLC
6.25%, 03/15/33 (a) (b)	5,000	5,019
		58,911

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Energy 3.6%
Calumet Specialty Products Partners, L.P.
9.25%, 07/15/29 (a)	4,800	4,872
9.75%, 02/15/31 (a)	500	529
Hilcorp Energy I, L.P.
7.25%, 02/15/35 (a)	2,000	1,968
Kinder Morgan Kansas, Inc.
5.40%, 02/01/34	4,000	4,075
Matador Resources Company
6.25%, 04/15/33 (a)	1,500	1,491
Occidental Petroleum Corporation
6.63%, 09/01/30	2,000	2,111
5.55%, 10/01/34 (b)	2,000	2,043
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (a) (c)	7,500	7,322
8.38%, 06/01/31 (a)	6,000	6,246
9.88%, 02/01/32 (a)	2,000	2,132
Venture Global Plaquemines LNG, LLC
6.13%, 12/15/30 (a)	1,500	1,535
6.50%, 06/15/34 (a)	2,500	2,600
7.75%, 05/01/35 (a)	4,500	5,046
Weatherford International Ltd
8.63%, 04/30/30 (a)	2,422	2,442
6.75%, 10/15/33 (a)	1,500	1,530
Williams Companies, Inc., The
5.65%, 03/15/33	4,400	4,530
		50,472
Materials 3.5%
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (a)	2,000	1,942
ArcelorMittal
6.80%, 11/29/32 (b)	6,000	6,584
Ardagh Group S.A.
9.50%, 12/01/30 (a)	4,180	4,459
11.00%, 12/01/30 (a) (e)	4,431	4,232
Celanese US Holdings LLC
7.17%, 07/15/27 (d) (f)	4,000	4,094
Cleveland-Cliffs Inc.
7.00%, 03/15/32 (a)	2,500	2,478
7.38%, 05/01/33 (a)	2,000	1,998
7.63%, 01/15/34 (a)	2,500	2,497
Fortescue Treasury Pty Ltd
5.88%, 04/15/30 (a)	3,000	3,030
4.38%, 04/01/31 (a)	3,000	2,859
Rain Carbon Inc.
12.25%, 09/01/29 (a)	4,500	4,805
Scih Salt Holdings Inc.
4.88%, 05/01/28 (a)	3,300	3,253
Tronox Incorporated
4.63%, 03/15/29 (a)	6,000	4,200
9.13%, 09/30/30 (a) (b)	3,400	3,413
		49,844
Utilities 2.5%
NRG Energy, Inc.
5.75%, 07/15/29 (a)	9,000	8,995
6.00%, 01/15/36 (a)	4,500	4,486
Pacific Gas and Electric Company
4.55%, 07/01/30	2,500	2,461
Talen Energy Supply, LLC
6.38%, 05/01/33 (a)	3,000	2,996
The Southern Company
6.00%, 04/01/58	6,000	6,010
Vistra Corp.
8.00%, (100, 10/15/26) (a) (c)	8,000	8,039
Vistra Operations Company LLC
7.75%, 10/15/31 (a)	2,500	2,614
		35,601
Communication Services 1.9%
Beignet Investments, LLC
6.58%, 05/30/49 (a)	4,000	4,085
CCO Holdings, LLC
5.00%, 02/01/28 (a)	5,000	4,938
6.38%, 09/01/29 (a)	5,000	4,980
7.00%, 02/01/33 (a) (b)	4,500	4,410
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a)	4,000	4,003
PR RNO Property Owner 1, LLC
6.50%, 05/01/31 (a)	3,500	3,487
Verizon Communications Inc.
6.20%, 05/14/56	1,500	1,517
		27,420
Consumer Staples 1.7%
B.A.T Capital Corporation
6.42%, 08/02/33	2,850	3,080
JBS USA Food Company
5.75%, 04/01/33	4,000	4,099
Opal Bidco SAS
6.50%, 03/31/32 (a)	2,000	2,038
Pilgrim's Pride Corporation
6.25%, 07/01/33	4,500	4,691
United Rentals (North America), Inc.
4.88%, 01/15/28	6,000	5,971
6.00%, 12/15/29 (a)	4,000	4,065
		23,944
Information Technology 1.4%
Cloud Software Group, Inc.
6.50%, 03/31/29 (a)	2,500	2,425
9.00%, 09/30/29 (a)	2,500	2,427
Coreweave, Inc.
9.00%, 02/01/31 (a) (b)	1,000	988
McAfee Corp.
7.38%, 02/15/30 (a) (b)	2,500	2,125
Oracle Corporation
6.25%, 11/09/32	2,000	2,055
5.70%, 02/04/36	3,500	3,391
Qnity Electronics, Inc.
5.75%, 08/15/32 (a)	750	754
6.25%, 08/15/33 (a)	750	763
RD Michigan Property Owner I LLC
7.50%, 03/30/45 (a)	2,000	1,999
Salesforce, Inc.
5.55%, 03/15/36	3,500	3,489
		20,416
Real Estate 0.1%
Millrose Properties, Inc.
6.38%, 08/01/30 (a)	1,500	1,520
Total Corporate Bonds And Notes (cost $506,062)		521,111
COMMON STOCKS 32.2%
Health Care 6.2%
Abbott Laboratories	130	11,796
AbbVie Inc.	65	16,357
Amgen Inc.	10	3,621
Bristol-Myers Squibb Company	68	3,916
CVS Health Corporation	80	8,271
Johnson & Johnson	50	12,698
Medtronic, Inc.	55	4,303
Merck & Co., Inc.	100	12,850
Pfizer Inc.	470	11,315
UnitedHealth Group Incorporated	7	2,908
		88,035
Energy 5.6%
Chevron Corporation	155	25,693
ConocoPhillips	45	4,678
Exxon Mobil Corporation	200	27,344
Shell PLC - Class A - ADR	125	9,692
SLB Limited	200	9,298
TotalEnergies SE	40	3,110
		79,815
Consumer Staples 5.1%
Coca-Cola Company, The	150	12,190
Nestle S.A. - Series B - ADR	80	8,215
PepsiCo, Inc.	115	15,571
Philip Morris International Inc.	30	5,427
Procter & Gamble Company, The	185	27,128

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Target Corporation	31	3,984
		72,515
Information Technology 3.3%
Cisco Systems, Inc.	190	22,317
International Business Machines Corporation	30	8,436
Microsoft Corporation	15	5,595
Salesforce, Inc.	17	2,663
Texas Instruments Incorporated	25	7,452
		46,463
Utilities 3.2%
Duke Energy Corporation	100	12,658
Sempra	75	6,953
The Southern Company	210	20,099
XCEL Energy Inc.	63	5,059
		44,769
Industrials 2.7%
Honeywell Aerospace Inc. (g)	11	2,542
Honeywell International Inc. (g)	11	2,574
Lockheed Martin Corporation	15	7,642
RTX Corporation	30	5,692
Union Pacific Corporation	50	13,600
United Parcel Service, Inc. - Class B	50	5,429
		37,479
Financials 2.2%
Bank of America Corporation	100	5,698
BlackRock, Inc.	7	6,731
Capital One Financial Corporation	30	6,019
Citigroup Inc.	25	3,499
Fifth Third Bancorp	75	4,228
JPMorgan Chase & Co.	15	4,910
		31,085
Consumer Discretionary 1.9%
Amazon.com, Inc. (g)	25	5,938
Home Depot, Inc., The	35	12,344
McDonald's Corporation	15	4,055
Nike, Inc. - Class B	50	2,053
Starbucks Corporation	25	2,555
		26,945
Materials 1.3%
Air Products and Chemicals, Inc.	50	14,659
Freeport-McMoRan Inc.	60	3,773
		18,432
Communication Services 0.7%
Comcast Corporation - Class A	175	4,296
Verizon Communications Inc.	120	5,081
		9,377
Total Common Stocks (cost $373,779)		454,915
EQUITY LINKED STRUCTURED NOTES 13.6%
Barclays Bank PLC
(Micron Technology, Inc.), 10.00%, 09/08/26 (h)	39	5,947
(Microchip Technology Incorporated), 10.00%, 10/05/26 (h)	100	7,538
(Freeport-McMoRan Inc.), 10.00%, 01/27/27 (h)	65	3,638
BNP Paribas Issuance B.V.
(Texas Instruments Incorporated), 9.00%, 07/01/26 (h)	50	11,499
(Freeport-McMoRan Inc.), 10.00%, 08/28/26 (h)	175	8,514
(Target Corporation), 11.00%, 10/07/26 (h)	22	2,322
(NextEra Energy, Inc.), 8.00%, 02/10/27 (a) (h)	150	13,122
Citigroup Global Markets Holdings Inc.
(International Business Machines Corporation), 8.50%, 08/21/26 (h)	13	3,495
(Halliburton Company), 10.00%, 01/26/27 (h)	95	3,116
(Workday, Inc.), 10.00%, 02/24/27 (h)	26	3,315
J.P. Morgan Structured Products B.V.
(Home Depot, Inc., The), 8.00%, 10/20/26 (a) (h)	25	8,929
(Amazon.com, Inc.), 9.00%, 01/11/27 (a) (h)	18	4,117
Merrill Lynch S.A.
(UnitedHealth Group Incorporated), 10.00%, 07/01/26 (h)	10	3,909
(Comcast Corporation), 8.50%, 07/06/26 (h) (i)	150	3,896
(Albemarle Corporation), 12.50%, 08/28/26 (h)	48	5,087
(Microchip Technology Incorporated), 11.00%, 09/03/26 (h)	100	7,769
(Halliburton Company), 8.50%, 09/21/26 (h)	145	4,054
(UnitedHealth Group Incorporated), 9.00%, 09/25/26 (h)	14	5,295
(Charles Schwab Corporation, The), 8.00%, 03/03/27 (h)	59	5,481
Mizuho Markets Cayman LP
(Dell Technologies Inc.), 12.00%, 11/09/26 (a) (h)	48	9,336
(Meta Platforms, Inc.), 10.00%, 12/07/26 (a) (h)	10	5,634
(Microsoft Corporation), 7.25%, 01/11/27 (a) (h)	20	7,638
Morgan Stanley Finance II Ltd
(JPMorgan Chase & Co.), 8.00%, 03/30/27 (h)	15	4,613
(International Business Machines Corporation), 8.00%, 04/08/27 (h)	15	4,024
Royal Bank of Canada
(Texas Instruments Incorporated), 9.00%, 07/21/26 (h)	15	3,710
(Microsoft Corporation), 8.00%, 04/05/27 (a) (h)	10	3,678
Toronto-Dominion Bank, The
(Intel Corporation), 10.50%, 09/01/26 (h)	170	5,393
(Qualcomm Incorporated), 10.00%, 11/25/26 (h)	36	6,244
(Starbucks Corporation), 9.00%, 01/27/27 (h)	100	9,835
UBS AG
(Accenture Public Limited Company), 8.00%, 07/13/26 (a) (h)	15	1,909
(Oracle Corporation), 12.00%, 01/11/27 (h)	14	2,091
(Texas Instruments Incorporated), 10.00%, 02/24/27 (h)	22	5,339
(Bank of America Corporation), 8.00%, 03/03/27 (h)	42	2,304
Wells Fargo Bank, National Association
(NextEra Energy, Inc.), 9.50%, 10/22/26 (h)	37	3,237
(Amazon.com, Inc.), 9.00%, 02/26/27 (a) (h)	29	6,379
Total Equity Linked Structured Notes (cost $184,272)		192,407
GOVERNMENT AND AGENCY OBLIGATIONS 10.7%
Mortgage-Backed Securities 5.5%
Federal Home Loan Mortgage Corporation
5.00%, 05/01/53 - 11/01/54	17,408	17,192
5.50%, 07/01/53 - 02/01/55	17,069	17,183
6.00%, 09/01/55	1,671	1,711
Federal National Mortgage Association, Inc.
4.00%, 08/01/49	462	437
5.00%, 05/01/53 - 11/01/53	12,674	12,540
5.50%, 11/01/54	2,706	2,721
6.00%, 08/01/55	2,949	3,016
Government National Mortgage Association
5.50%, 05/20/55 - 12/20/55	13,879	13,965
6.00%, 08/20/55 - 01/20/56	8,573	8,758
		77,523
U.S. Treasury Note 2.8%
Treasury, United States Department of
4.00%, 05/31/30	7,500	7,450
4.13%, 03/31/31 - 05/31/32	27,500	27,379
2.88%, 05/15/32	5,000	4,642
		39,471
U.S. Treasury Bond 2.4%
Treasury, United States Department of
3.63%, 05/15/53	14,000	11,185
Principal Only, 0.00%, 11/15/54 (j)	75,000	18,363
4.50%, 11/15/54	5,000	4,655
		34,203
Total Government And Agency Obligations (cost $153,172)		151,197
PREFERRED STOCKS 3.1%
Utilities 0.9%
NextEra Energy, Inc., 7.23%, 11/01/27 (k)	150	7,455
PPL Corporation, 7.00%, 02/15/29 (k)	30	1,472
The Southern Company, 7.13%, 12/15/28 (b) (k)	80	3,979
		12,906

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Communication Services 0.6%
Alphabet Inc., 6.25%, 05/15/29 (k)	85	4,276
Alphabet Inc., 6.25%, 05/15/29 (k)	85	4,326
		8,602
Industrials 0.5%
Boeing Company, The, 6.00%, 10/15/27 (k)	110	7,403
Information Technology 0.5%
Oracle Corporation, 6.50%, 01/15/29 (k)	150	6,743
Financials 0.4%
Ares Management Corporation, 6.75%, 10/01/27 (b) (k)	125	4,581
KKR & Co. Inc., 6.25%, 03/01/28 (k)	10	399
		4,980
Materials 0.2%
Albemarle Corporation, 7.25%, 03/01/27 (k)	60	3,321
Total Preferred Stocks (cost $41,319)		43,955
SENIOR FLOATING RATE INSTRUMENTS 0.9%
Industrials 0.5%
American Airlines, Inc.
2026 1st Lien Term Loan B, 6.67%, (3 Month Term SOFR + 3.00%), 06/01/33 (h)	3,000	2,960
Clydesdale Acquisition Holdings, Inc.
2025 Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 03/27/32 (h)	1,481	1,421
Opal Bidco SAS
2026 USD Term Loan B, 6.11%, (1 Month Term SOFR + 2.50%), 04/28/32 (h)	1,990	1,987
		6,368
Health Care 0.3%
Hologic, Inc.
2026 USD Term Loan B, 5.99%, (3 Month Term SOFR + 2.25%), 01/14/33 (h)	1,000	978
Term Loan, 8.68%, (SOFR + 5.00%), 01/14/33 (h)	4,000	3,938
		4,916
Information Technology 0.1%
MPH Acquisition Holdings LLC
2025 Exchange 1st Out Term Loan, 7.41%, (3 Month Term SOFR + 3.75%), 12/31/30 (h)	884	885
Utilities 0.0%
Venture Global Calcasieu Pass, LLC
2026 Term Loan B, 6.94%, (6 Month Term SOFR + 3.25%), 04/02/33 (h)	500	501
Total Senior Floating Rate Instruments (cost $12,750)		12,670
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.3%
United Airlines Pass Through Certificates, Series 2023-1
Series 2023-1, 5.80%, 01/15/36	2,732	2,831
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	1,400	1,417
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,132)		4,248
SHORT TERM INVESTMENTS 4.2%
Securities Lending Collateral 3.1%
JNL Government Money Market Fund - Class SL, 3.63% (l) (m)	43,242	43,242
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 3.53% (l) (m)	15,341	15,341
Total Short Term Investments (cost $58,583)		58,583
Total Investments 101.9% (cost $1,334,069)		1,439,086
Other Assets and Liabilities, Net (1.9)%		(26,866)
Total Net Assets 100.0%		1,412,220

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $377,782 and 26.8% of the Fund.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(g) Non-income producing security.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Convertible security.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Franklin Templeton Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	—	209,069	193,728	261	—	—	15,341	1.1
JNL Government Money Market Fund, 3.63% - Class SL	47,419	142,339	146,516	811	—	—	43,242	3.0
	47,419	351,408	340,244	1,072	—	—	58,583	4.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Franklin Templeton Income Fund
Assets - Securities
Corporate Bonds And Notes	—	521,111	—	521,111
Common Stocks	454,915	—	—	454,915
Equity Linked Structured Notes	—	192,407	—	192,407
Government And Agency Obligations	—	151,197	—	151,197
Preferred Stocks	43,955	—	—	43,955
Senior Floating Rate Instruments	—	12,670	—	12,670
Non-U.S. Government Agency Asset-Backed Securities	—	4,248	—	4,248
Short Term Investments	58,583	—	—	58,583
	557,453	881,633	—	1,439,086

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs 4 Fund
COMMON STOCKS 99.3%
Information Technology 40.0%
Accenture Public Limited Company - Class A	430	53,524
Adobe Inc. (a)	249	51,005
Akamai Technologies, Inc. (a) (b)	205	24,212
Amphenol Corporation - Class A	648	114,292
Applied Materials, Inc.	259	187,148
Broadcom Inc.	150	56,841
CDW Corp.	61	8,523
Cisco Systems, Inc.	579	68,021
Corning Incorporated	679	173,551
Gartner, Inc. (a)	265	34,393
Hewlett Packard Enterprise Company	1,191	53,734
HP, Inc.	2,246	49,279
Intel Corporation (a)	415	57,964
International Business Machines Corporation	39	10,883
Jabil Inc.	488	187,965
KLA Corporation	257	77,634
Lam Research Corporation	524	227,141
Microsoft Corporation	111	41,536
NetApp, Inc.	956	147,889
NVIDIA Corporation	285	57,013
NXP Semiconductors N.V.	78	21,954
ON Semiconductor Corporation (a)	341	32,229
Oracle Corporation	71	10,362
Qualcomm Incorporated	658	121,650
Roper Technologies, Inc.	27	8,961
Salesforce, Inc.	83	13,061
Seagate Technology Holdings Public Limited Company	104	100,384
Skyworks Solutions, Inc. (b)	789	53,481
TE Connectivity Public Limited Company	226	45,466
Texas Instruments Incorporated	136	40,399
Trimble Inc. (a)	200	10,226
VeriSign, Inc.	59	14,861
		2,155,582
Financials 12.2%
Ameriprise Financial, Inc.	54	24,859
AON Public Limited Company - Class A	47	15,688
Ares Management Corporation - Class A	83	9,238
Blackstone Inc. - Class A	82	9,648
Capital One Financial Corporation	70	13,961
CBOE Global Markets, Inc.	129	31,257
Charles Schwab Corporation, The	165	15,223
Citigroup Inc.	483	67,589
Citizens Financial Group, Inc.	294	20,624
Corpay Inc. (a)	49	16,219
JPMorgan Chase & Co.	54	17,599
KeyCorp	889	20,483
MasterCard Incorporated - Class A	47	24,219
Moody's Corporation	91	41,028
Morgan Stanley	203	42,386
Northern Trust Corporation	248	43,118
Progressive Corporation, The	265	57,894
Prudential Financial, Inc.	249	26,915
The Bank Of New York Mellon Corporation	298	43,135
Truist Financial Corporation	369	18,386
U.S. Bancorp	344	20,752
Visa Inc. - Class A	229	78,723
		658,944
Health Care 8.8%
AbbVie Inc.	153	38,560
Boston Scientific Corporation (a)	157	6,721
Cardinal Health, Inc.	236	55,954
Cencora, Inc.	249	70,549
Centene Corporation (a)	424	27,245
Cigna Group, The	63	17,462
CVS Health Corporation	339	35,016
Eli Lilly and Company	55	65,356
HCA Healthcare, Inc.	88	34,183
Johnson & Johnson	71	17,932
McKesson Corporation	23	17,595
Merck & Co., Inc.	183	23,570
Pfizer Inc.	1,022	24,616
UnitedHealth Group Incorporated	59	24,518
Universal Health Services, Inc. - Class B	49	7,228
Zoetis Inc. - Class A	106	7,601
		474,106
Consumer Discretionary 8.5%
Aptiv PLC (a)	555	34,037
AutoZone, Inc. (a)	4	12,199
Best Buy Co., Inc.	847	64,267
Booking Holdings Inc.	333	59,295
Darden Restaurants, Inc.	48	9,946
Expedia Group, Inc.	76	19,420
General Motors Company	225	17,349
Genuine Parts Company	81	9,598
Hasbro, Inc.	377	31,159
LKQ Corporation	1,108	29,162
O'Reilly Automotive, Inc. (a)	509	46,887
Ralph Lauren Corporation - Class A	99	39,598
Tapestry, Inc.	531	77,743
Versigent PLC (a)	192	8,084
		458,744
Communication Services 7.5%
Alphabet Inc. - Class A	183	65,337
Comcast Corporation - Class A	3,050	74,884
Electronic Arts Inc.	94	19,302
Former Charter Communications Parent, Inc. - Class A (a)	116	16,453
Meta Platforms, Inc. - Class A	102	57,413
Netflix, Inc. (a)	283	20,211
Omnicom Group Inc.	875	63,703
Paramount Skydance Corporation - Class B (b)	2,341	23,084
T-Mobile US, Inc.	167	28,082
Verizon Communications Inc.	583	24,684
Walt Disney Company, The	136	13,130
		406,283
Industrials 7.5%
Automatic Data Processing, Inc.	136	30,526
Broadridge Financial Solutions, Inc.	50	6,824
C.H. Robinson Worldwide, Inc.	95	17,833
Caterpillar Inc.	23	24,867
EMCOR Group, Inc.	52	43,345
Huntington Ingalls Industries, Inc.	124	34,823
Johnson Controls International Public Limited Company	150	21,856
Leidos Holdings, Inc.	53	5,446
Lennox International Inc.	94	53,861
Masco Corporation	137	11,131
Paychex, Inc.	99	9,760
Quanta Services, Inc.	42	30,460
RTX Corporation	99	18,755
Snap-on Incorporated	51	20,677
Stanley Black & Decker, Inc.	341	32,050
United Airlines Holdings, Inc. (a)	83	11,351
United Parcel Service, Inc. - Class B	265	28,529
		402,094
Energy 3.2%
ConocoPhillips	343	35,665
EOG Resources, Inc.	128	16,657
Exxon Mobil Corporation	115	15,725
Kinder Morgan, Inc.	599	19,136
Marathon Petroleum Corporation	173	44,294
ONEOK, Inc.	341	29,646
SLB Limited	237	11,007
		172,130
Utilities 3.1%
American Electric Power Company, Inc.	138	18,856
Edison International	947	70,510
Entergy Corporation	359	41,283
NextEra Energy, Inc.	189	16,582
NRG Energy, Inc.	52	7,559
WEC Energy Group Inc.	82	9,563
		164,353

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Real Estate 3.0%
Alexandria Real Estate Equities, Inc.	427	22,559
Host Hotels & Resorts, Inc.	1,419	33,641
SBA Communications Corporation - Class A	255	45,025
Welltower Inc.	259	58,824
		160,049
Materials 2.8%
CF Industries Holdings, Inc.	503	54,407
Freeport-McMoRan Inc.	258	16,203
International Paper Company	223	8,488
LyondellBasell Industries N.V. - Class A	325	17,131
Mosaic Company, The	1,152	24,402
Sherwin-Williams Company, The	94	32,412
		153,043
Consumer Staples 2.7%
Colgate-Palmolive Company	578	53,020
Conagra Brands, Inc.	1,843	24,806
Dollar General Corporation	112	12,923
Dollar Tree, Inc. (a)	151	18,281
Kraft Heinz Company, The	707	16,699
Philip Morris International Inc.	96	17,307
		143,036
Total Common Stocks (cost $4,139,029)		5,348,364
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	31,697	31,697
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	22,318	22,318
Total Short Term Investments (cost $54,015)		54,015
Total Investments 100.3% (cost $4,193,044)		5,402,379
Other Derivative Instruments 0.0%		163
Other Assets and Liabilities, Net (0.3)%		(17,718)
Total Net Assets 100.0%		5,384,824

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Goldman Sachs 4 Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	16,240	376,476	361,019	515	—	—	31,697	0.6
JNL Government Money Market Fund, 3.63% - Class SL	283	236,481	214,446	298	—	—	22,318	0.4
	16,523	612,957	575,465	813	—	—	54,015	1.0

JNL/Goldman Sachs 4 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	68	September 2026	25,689	163	(25)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Goldman Sachs 4 Fund
Assets - Securities
Common Stocks	5,348,364	—	—	5,348,364
Short Term Investments	54,015	—	—	54,015
	5,402,379	—	—	5,402,379
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(25)	—	—	(25)
	(25)	—	—	(25)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 93.4%
India 21.7%
Adani Energy Solutions Limited (a)	647	10,233
Adani Enterprises Limited	360	11,612
Adani Green Energy (UP) Limited (a)	904	14,337
Adani Ports and Special Economic Zone Limited	762	14,623
Adani Power Limited (a)	9,181	21,715
Bharti Airtel Limited	883	17,307
Coal India Ltd Govt Of India Undertaking	2,070	9,622
GMR Airports Limited (a)	6,261	7,437
Infosys Limited - ADR (b)	532	5,579
ITC Limited	4,629	14,060
JSW Energy Limited	1,124	6,945
JSW Steel Limited	849	11,035
Patanjali Foods Limited	1,060	4,601
Power Finance Corporation Limited	2,019	9,083
		158,189
Brazil 14.3%
American Beverage Co Ambev - ADR (b)	3,510	11,020
B3 S.A. - Brasil, Bolsa, Balcao	1,959	5,510
Banco BTG Pactual S.A.	943	9,933
Centrais Eletricas Brasileiras S/A - Eletrobras	1,413	14,887
Companhia De Saneamento Basico Do Estado De Sao Paulo-Sabesp	1,479	8,511
Companhia Paranaense De Energia	1,717	5,006
Embraer S.A. - ADR	62	3,962
Eneva S.A. (a)	2,032	10,527
Equatorial Energia S.A.	1,139	8,604
Petroleo Brasileiro S/A Petrobras. - ADR	1,615	26,102
		104,062
Taiwan 12.1%
Hon Hai Precision Industry Co., Ltd.	1,042	8,349
Taiwan Semiconductor Manufacturing Company Limited - ADR	17	7,951
Taiwan Semiconductor Manufacturing Company Limited	927	72,116
		88,416
China 11.0%
China Construction Bank Corporation - Class H	11,552	11,917
Contemporary Amperex Technology Co., Limited - Class A	196	11,387
Industrial and Commercial Bank of China Limited - Class H	14,452	11,862
JD.com, Inc. - Class A	262	3,337
JD.com, Inc. - Class A - ADR	113	2,881
NetEase, Inc.	183	4,739
NetEase, Inc. - ADR	24	3,070
PetroChina Company Limited - Class A	4,139	5,279
PetroChina Company Limited - Class H	3,112	3,368
PICC Property and Casualty Company Limited - Class H	3,902	7,150
Tencent Holdings Limited	269	14,884
		79,874
United Kingdom 4.6%
BP P.L.C.	2,309	14,271
HSBC Holdings PLC	240	4,551
Standard Chartered PLC	141	3,816
Unilever PLC - ADR	181	10,878
		33,516
United Arab Emirates 4.3%
Adnoc Gas	7,064	6,623
Alpha Dhabi Holding	2,555	5,506
First Abu Dhabi Bank PJSC	1,618	7,494
International Holdings Company PJSC - Dubai Branch (a)	112	11,663
		31,286
Hong Kong 4.0%
AIA Group Limited	2,353	21,510
Hong Kong Exchanges and Clearing Limited	167	7,753
		29,263
Mexico 3.4%
America Movil, S.A.B. De C.V. (b)	9,104	11,833
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. (b)	152	3,838
Grupo Financiero Banorte, S.A.B. de C.V.	895	9,474
		25,145
France 3.3%
TotalEnergies SE	309	24,056
United States of America 3.1%
Philip Morris International Inc.	123	22,328
Greece 1.5%
Eurobank S.A.	897	4,283
National Bank of Greece S.A. - Class R	380	6,562
		10,845
Philippines 1.3%
International Container Terminal Services, Inc.	657	9,586
Singapore 1.3%
Singapore Technologies Engineering Ltd	212	1,712
Singapore Telecommunications Limited	2,180	7,455
		9,167
Switzerland 1.3%
Coca-Cola HBC AG	140	9,133
Hungary 1.2%
OTP Bank Nyrt.	59	8,776
Italy 1.1%
Eni S.P.A. (b)	297	6,966
Eni S.P.A. - ADR (b)	22	1,031
		7,997
Poland 1.1%
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	286	7,866
Saudi Arabia 1.1%
Al Rajhi Banking and Investment Corporation	13	226
Saudi Arabian Oil Company (c)	1,074	7,461
		7,687
South Korea 0.9%
Hanwha Aerospace Co., Ltd.	10	6,775
Belgium 0.8%
Anheuser-Busch InBev	75	6,213
Russian Federation 0.0%
Public Joint Stock Company Gazprom (a) (c) (d)	2,924	—
Public Joint Stock Company Polyus (a) (c) (d)	42	—
Public Joint-Stock Company Lukoil Oil Company (a) (c) (d)	202	—
Public Joint-Stock Company Oil Company Rosneft (a) (c) (d)	2,349	—
Public Joint-Stock Company Severstal (a) (c) (d)	75	—
Total Common Stocks (cost $646,654)		680,180
PREFERRED STOCKS 6.0%
Brazil 6.0%
Axia Energia SA (a) (e)	—	4
Centrais Eletricas Brasileiras S/A - Eletrobras - Preferred Class C (a)	367	3,786
Itau Unibanco Holding S.A. (f)	1,317	10,784
Petroleo Brasileiro S/A Petrobras. (f)	4,011	29,348
Total Preferred Stocks (cost $38,312)		43,922
SHORT TERM INVESTMENTS 4.2%
Securities Lending Collateral 2.2%
JNL Government Money Market Fund - Class SL, 3.63% (g) (h)	16,079	16,079
Investment Companies 2.0%
JNL Government Money Market Fund - Class I, 3.53% (g) (h)	14,376	14,376
Total Short Term Investments (cost $30,455)		30,455
Total Investments 103.6% (cost $715,421)		754,557
Other Assets and Liabilities, Net (3.6)%		(26,013)
Total Net Assets 100.0%		728,544

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(f) Convertible security.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/GQG Emerging Markets Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	18,864	124,983	129,471	348	—	—	14,376	2.0
JNL Government Money Market Fund, 3.63% - Class SL	10,339	40,259	34,519	212	—	—	16,079	2.2
	29,203	165,242	163,990	560	—	—	30,455	4.2

JNL/GQG Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Gazprom	09/25/17	13,221	—	—
Public Joint Stock Company Polyus	11/30/17	6,921	—	—
Public Joint-Stock Company Lukoil Oil Company	09/25/17	17,029	—	—
Public Joint-Stock Company Oil Company Rosneft	09/25/17	18,442	—	—
Public Joint-Stock Company Severstal	09/25/17	1,642	—	—
Saudi Arabian Oil Company	06/09/24	7,873	7,461	1.0
		65,128	7,461	1.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks	182,925	497,255	—	680,180
Preferred Stocks	43,918	4	—	43,922
Short Term Investments	30,455	—	—	30,455
	257,298	497,259	—	754,557

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 98.1%
Information Technology 27.9%
A10 Networks, Inc.	333	12,438
Advanced Energy Industries, Inc.	30	11,311
Allegro Microsystems Inc. (a)	770	53,637
Applied Optoelectronics, Inc. (a)	141	20,818
Benchmark Electronics, Inc.	108	10,625
Cognex Corporation	516	37,384
IPG Photonics Corporation (a)	124	14,553
JFROG Ltd (a)	388	35,257
Lattice Semiconductor Corporation (a)	279	42,687
MKS Inc.	148	65,643
Nlight, Inc. (a)	147	10,217
Nova Ltd. (a)	35	18,775
Novanta Inc. (a)	70	11,326
Onto Innovation Inc. (a)	107	40,517
Sanmina Corporation (a)	159	40,236
Silicon Motion, Inc. - ADR	99	33,067
Tower Semiconductor Ltd. (a)	79	20,481
TTM Technologies, Inc. (a)	203	38,000
Viavi Solutions Inc. (a)	390	18,614
Vishay Intertechnology, Inc.	563	30,262
		565,848
Industrials 24.5%
API Group Corporation (a)	810	34,303
Applied Industrial Technologies, Inc.	66	22,191
ATMUS Filtration Technologies Inc.	473	24,119
Carpenter Technology Corporation	53	32,974
Clean Harbors, Inc. (a)	104	31,071
Embraer S.A. - ADR	85	5,452
Enpro Inc.	95	35,869
ESCO Technologies Inc.	138	48,170
Everus Construction Group, Inc. (a)	100	16,644
Flowserve Corporation	177	13,120
Forgent Power Solutions, Inc. - Class A (a)	632	35,300
Knight-Swift Transportation Holdings Inc. - Class A	218	16,962
Legence Corp. - Class A (a)	115	9,834
Planet Labs Inc. - Class A (a)	154	5,113
RBC Bearings Incorporated (a)	37	23,687
Regal Rexnord Corporation	84	19,958
Saia, Inc. (a)	75	31,469
SPX Technologies, Inc. (a)	121	29,718
Sterling Infrastructure, Inc. (a)	51	42,967
Zurn Elkay Water Solutions Corporation	368	18,614
		497,535
Health Care 22.9%
Alignment Healthcare, Inc. (a)	891	21,205
Arrowhead Pharmaceuticals Inc. (a)	140	11,370
Ascendis Pharma A/S (a)	61	16,285
Axsome Therapeutics, Inc. (a)	169	41,274
BillionToOne, Inc. - Class A (a)	94	11,321
Bridgebio Pharma, Inc. (a)	285	21,253
Brightspring Health Services, Inc. (a)	786	54,833
Canticle Pharmaceuticals, Inc. (a)	39	20,811
Charles River Laboratories International, Inc. (a)	131	29,660
Cogent Biosciences, Inc. (a)	578	22,349
Cytokinetics, Incorporated (a)	267	22,740
Encompass Health Corporation	90	9,118
Glaukos Corporation (a)	77	10,716
Guardant Health, Inc. (a)	260	38,975
Halozyme Therapeutics, Inc. (a)	201	15,695
Heartflow, Inc. (a)	305	8,953
Hinge Health, Inc. - Class A (a)	144	11,958
Ionis Pharmaceuticals, Inc. (a)	159	12,625
Kiniksa Pharmaceuticals International, PLC - Class A (a)	280	17,886
Mirum Pharmaceuticals, Inc. (a)	90	10,548
Praxis Precision Medicines, Inc. (a)	65	21,654
Protagonist Therapeutics, Inc. (a)	197	24,166
RadNet, Inc. (a)	168	10,364
		465,759
Consumer Discretionary 6.3%
Boot Barn Holdings, Inc. (a)	79	13,041
CAVA Group, Inc. (a)	57	4,490
Cavco Industries, Inc. (a)	18	11,247
Les Vetements de Sport Gildan Inc. - Class A (b)	201	10,379
Lindblad Expeditions, LLC (a)	302	8,521
M/I Homes, Inc. (a)	77	12,405
Pattern Group Inc. - Series A (a)	422	10,638
Phinia Inc.	186	15,350
Rush Street Interactive, Inc. - Class A (a)	571	16,977
Travel + Leisure Co.	232	17,738
Wyndham Hotels & Resorts, Inc.	71	6,000
		126,786
Financials 5.4%
Acadian Asset Management, Inc.	110	7,849
Bancorp, Inc., The (a)	221	13,822
Bullish (a) (b)	228	5,340
Evercore Inc. - Class A	102	34,887
Galaxy Digital Inc. - Class A (a)	347	9,490
Piper Sandler Companies	409	29,608
WisdomTree, Inc. (b)	526	8,918
		109,914
Energy 4.6%
Chord Energy Corporation	92	10,563
Kodiak Gas Services, LLC	293	22,008
Matador Resources Company	208	10,344
Par Pacific Holdings, Inc. (a)	204	11,437
Permian Resources Corporation - Class A	813	14,965
SunocoCorp LLC	140	9,484
TechnipFMC PLC	229	15,195
		93,996
Materials 3.2%
Element Solutions Inc.	518	24,721
Equinox Gold Corp.	518	5,038
ERO Copper Corp. (a)	469	12,553
MP Materials Corp. - Class A (a) (b)	293	16,390
Triple Flag Precious Metals Corp.	231	6,925
		65,627
Utilities 1.4%
Fervo Energy Company - Class A (a)	403	11,791
Talen Energy Corporation (a)	42	16,097
		27,888
Consumer Staples 1.3%
Andersons, Inc., The	239	16,336
Vita Coco Company, Inc., The (a)	147	9,742
		26,078
Communication Services 0.6%
CarGurus, Inc. - Class A (a)	341	11,616
Total Common Stocks (cost $1,454,209)		1,991,047
SHORT TERM INVESTMENTS 4.2%
Investment Companies 3.5%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	71,934	71,934
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	14,237	14,237
Total Short Term Investments (cost $86,171)		86,171
Total Investments 102.3% (cost $1,540,380)		2,077,218
Other Assets and Liabilities, Net (2.3)%		(46,893)
Total Net Assets 100.0%		2,030,325

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/Invesco Small Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	9,805	531,273	469,144	610	—	—	71,934	3.5
JNL Government Money Market Fund, 3.63% - Class SL	—	122,808	108,571	130	—	—	14,237	0.7
	9,805	654,081	577,715	740	—	—	86,171	4.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,991,047	—	—	1,991,047
Short Term Investments	86,171	—	—	86,171
	2,077,218	—	—	2,077,218

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 98.3%
Information Technology 37.2%
Accenture Public Limited Company - Class A	21	2,567
Advanced Micro Devices, Inc. (a) (b)	21	12,031
Amphenol Corporation - Class A	32	5,568
Analog Devices, Inc. (b)	12	4,764
Apple Inc. (b)	176	50,962
Applied Materials, Inc.	3	2,008
AppLovin Corporation - Class A (a) (b)	3	1,383
Arista Networks, Inc. (a) (b)	21	3,578
Autodesk, Inc. (a)	9	1,795
Broadcom Inc.	62	23,535
Cadence Design Systems, Inc. (a) (b)	6	2,310
Ciena Corporation (a)	2	843
Cognizant Technology Solutions Corporation - Class A (b)	26	992
Corning Incorporated	18	4,699
CrowdStrike Holdings, Inc. - Class A (a)	2	1,551
Fortinet, Inc. (a)	8	1,230
Intel Corporation (a)	42	5,833
Intuit Inc.	5	1,240
Lam Research Corporation (b)	27	11,849
Micron Technology, Inc.	16	18,093
Microsoft Corporation (b)	101	37,679
NVIDIA Corporation (b)	316	63,248
NXP Semiconductors N.V.	16	4,395
Oracle Corporation (b)	33	4,894
Palantir Technologies Inc. - Class A (a)	25	2,870
Palo Alto Networks, Inc. (a)	4	1,268
SanDisk LLC (a)	1	2,440
Seagate Technology Holdings Public Limited Company	6	6,211
ServiceNow, Inc. (a) (b)	43	4,256
Texas Instruments Incorporated (b)	18	5,308
Western Digital Corporation (b)	8	5,002
		294,402
Financials 11.9%
Affirm Holdings, Inc. - Class A (a)	28	2,314
American Express Company (b)	10	3,245
AON Public Limited Company - Class A	16	5,445
Apollo Global Management, Inc.	12	1,481
Arch Capital Group Ltd. (a)	10	996
Arthur J. Gallagher & Co.	18	4,028
Bank of America Corporation (b)	144	8,216
Berkshire Hathaway Inc. - Class B (a) (b)	20	9,944
Blackstone Inc. - Class A	12	1,423
Capital One Financial Corporation	17	3,345
Charles Schwab Corporation, The (b)	58	5,372
Chubb Limited	2	568
Citigroup Inc. (b)	36	5,065
Corpay Inc. (a) (b)	9	2,947
Fidelity National Information Services, Inc.	43	1,678
Fifth Third Bancorp	58	3,268
Intercontinental Exchange, Inc.	7	875
MasterCard Incorporated - Class A (b)	18	9,199
Morgan Stanley (b)	21	4,450
Progressive Corporation, The	8	1,768
Toast, Inc. - Class A (a)	38	1,062
U.S. Bancorp (b)	61	3,664
Visa Inc. - Class A (b)	21	7,258
Wells Fargo & Company (b)	76	6,277
Wex, Inc. (a)	2	242
		94,130
Consumer Discretionary 10.6%
Amazon.com, Inc. (a) (b)	137	32,593
Aptiv PLC (a)	6	380
AutoZone, Inc. (a)	1	2,784
Booking Holdings Inc.	13	2,358
Burlington Stores, Inc. (a) (b)	8	2,520
Carnival Corporation	70	2,008
Chipotle Mexican Grill, Inc. (a) (b)	103	3,507
DoorDash, Inc. - Class A (a)	9	1,754
Expedia Group, Inc.	6	1,602
Hilton Worldwide Holdings Inc. (b)	11	3,563
Lennar Corporation - Class A	6	561
Lowe`s Companies, Inc. (b)	27	5,929
McDonald's Corporation (b)	20	5,373
Ross Stores, Inc.	17	3,691
Tesla Inc. (a) (b)	29	12,223
Yum! Brands, Inc.	21	3,308
		84,154
Communication Services 9.5%
Alphabet Inc. - Class A (b)	73	26,150
Alphabet Inc. - Class C	54	18,937
AT&T Inc. (b)	271	5,609
Meta Platforms, Inc. - Class A (b)	29	16,155
Netflix, Inc. (a)	28	1,988
Omnicom Group Inc.	10	767
Space Exploration Technologies Corp. - Class A (a)	5	893
Walt Disney Company, The (b)	44	4,242
Warner Music Group Corp. - Class A	20	531
		75,272
Health Care 8.7%
AbbVie Inc. (b)	36	9,167
Boston Scientific Corporation (a)	46	1,969
Bristol-Myers Squibb Company	74	4,245
Cencora, Inc.	5	1,317
Cigna Group, The (b)	9	2,531
Edwards Lifesciences Corporation (a)	36	3,220
Eli Lilly and Company (b)	8	9,805
Humana Inc.	5	1,818
Johnson & Johnson (b)	38	9,550
McKesson Corporation	2	1,674
Medtronic, Inc.	30	2,325
Neurocrine Biosciences, Inc. (a)	4	697
Regeneron Pharmaceuticals, Inc.	5	3,269
Stryker Corporation	15	4,719
Thermo Fisher Scientific Inc.	4	1,935
UnitedHealth Group Incorporated (b)	14	5,836
Vertex Pharmaceuticals Incorporated (a) (b)	6	2,952
Waters Corporation (a)	6	2,088
		69,117
Industrials 8.4%
3M Company (b)	39	6,347
Deere & Company (b)	8	4,872
Delta Air Lines, Inc.	12	1,145
Dover Corporation	13	2,818
Eaton Corporation Public Limited Company	9	3,723
EMCOR Group, Inc.	1	989
Emerson Electric Co. (b)	13	1,907
FedEx Corporation	7	2,267
Fedex Freight Holding Company, Inc. (a)	4	547
GE Vernova Inc. (b)	3	3,368
Howmet Aerospace Inc. (b)	25	6,652
Ingersoll Rand Inc.	14	1,132
Leidos Holdings, Inc. (b)	16	1,638
Masco Corporation (b)	21	1,743
RTX Corporation (b)	38	7,295
Textron Inc.	14	1,295
Trane Technologies Public Limited Company	16	7,792
TransDigm Group Incorporated (b)	2	2,705
Union Pacific Corporation (b)	8	2,297
United Airlines Holdings, Inc. (a)	6	782
United Rentals, Inc. (b)	2	2,034
Vertiv Holdings Co - Class A	10	3,347
		66,695
Consumer Staples 3.3%
Altria Group, Inc.	20	1,442
Church & Dwight Co., Inc.	11	1,101
Keurig Dr Pepper Inc.	73	2,379
Mondelez International, Inc. - Class A	69	4,013
PepsiCo, Inc. (b)	48	6,476
Philip Morris International Inc. (b)	31	5,524
Walmart Inc. (b)	45	5,071
		26,006

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Energy 2.9%
Baker Hughes Company - Class A (b)	51	2,859
ConocoPhillips	27	2,836
Diamondback Energy, Inc.	7	1,280
EOG Resources, Inc. (b)	41	5,273
EQT Corporation	22	1,157
Exxon Mobil Corporation	69	9,401
		22,806
Utilities 2.2%
American Water Works Company, Inc.	2	249
Entergy Corporation	29	3,391
NextEra Energy, Inc. (b)	76	6,643
Sempra (b)	39	3,582
The Southern Company	32	3,111
		16,976
Materials 1.9%
Ball Corporation	3	200
Ecolab Inc. (b)	18	5,134
Linde Public Limited Company	6	3,182
Martin Marietta Materials, Inc. (b)	2	1,254
Newmont Corporation	13	1,237
PPG Industries, Inc. (b)	16	1,998
Vulcan Materials Company	5	1,534
		14,539
Real Estate 1.7%
American Tower Corporation	10	1,719
Equinix, Inc.	3	3,499
Equity Lifestyle Properties, Inc.	22	1,412
Ventas, Inc. (b)	46	4,044
Welltower Inc.	13	2,929
		13,603
Total Common Stocks (cost $523,938)		777,700
SHORT TERM INVESTMENTS 10.0%
Investment Companies 10.0%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	79,369	79,369
Total Short Term Investments (cost $79,369)		79,369
Total Investments 108.3% (cost $603,307)		857,069
Total Purchased Options 1.2% (cost $10,052)		9,832
Other Derivative Instruments (1.2)%		(9,568)
Other Assets and Liabilities, Net (8.3)%		(65,848)
Total Net Assets 100.0%		791,485

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/JPMorgan Hedged Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	2,780	155,753	79,164	97	—	—	79,369	10.0

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	43	September 2026	16,115	533	114

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
S&P 500 Index	Put	7,090.00	09/30/26	1,036	734,524	9,832

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
S&P 500 Index	Call	7,890.00	09/30/26	1,036	817,404	(7,843)
S&P 500 Index	Put	5,990.00	09/30/26	1,036	620,564	(2,258)
						(10,101)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	777,700	—	—	777,700
Short Term Investments	79,369	—	—	79,369
	857,069	—	—	857,069

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/JPMorgan Hedged Equity Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	114	—	—	114
Exchange Traded Purchased Options	9,832	—	—	9,832
	9,946	—	—	9,946
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(10,101)	—	—	(10,101)
	(10,101)	—	—	(10,101)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 99.5%
Information Technology 31.8%
Allegro Microsystems Inc. (a)	439	30,596
Astera Labs, Inc. (a)	181	87,404
Autodesk, Inc. (a)	71	13,848
Cerebras Systems Inc. - Class A (a)	156	34,442
Ciena Corporation (a)	37	18,051
Circle Internet Group, Inc. - Class A (a)	49	3,082
Cloudflare, Inc. - Class A (a)	218	53,433
Coreweave, Inc. - Class A (a)	238	23,689
Credo Technology Group Holding Ltd (a)	83	22,538
CyberArk Software Ltd. (a) (b)	51	2,314
Datadog, Inc. - Class A (a)	417	108,688
DigitalOcean Holdings, Inc. (a)	187	29,339
Entegris, Inc.	109	19,513
Fabrinet (a)	83	46,483
Guidewire Software, Inc. (a)	93	11,495
Jabil Inc.	139	53,753
JFROG Ltd (a)	341	30,987
Kulicke and Soffa Industries, Inc.	113	15,173
Lumentum Holdings Inc. (a)	88	75,797
MACOM Technology Solutions Holdings, Inc. (a)	92	34,892
Microchip Technology Incorporated	223	20,293
MKS Inc.	63	27,857
MongoDB, Inc. - Class A (a)	36	11,975
Okta, Inc. - Class A (a)	138	18,799
Procore Technologies, Inc. (a)	217	8,806
Rambus Inc. (a)	212	28,152
Rubrik, Inc. - Class A (a)	292	23,416
Sitime Corporation (a)	41	30,280
Snowflake Inc. - Class A (a)	417	106,235
Teledyne Technologies Incorporated (a)	45	30,091
Teradyne, Inc.	159	76,914
Twilio Inc. - Class A (a)	104	21,554
Viavi Solutions Inc. (a)	347	16,572
		1,136,461
Industrials 23.6%
AMETEK, Inc.	127	30,794
Axon Enterprise, Inc. (a)	50	27,816
BWXT Government Group, Inc.	175	34,086
Carlisle Companies Incorporated	46	16,605
Carpenter Technology Corporation	71	43,709
Comfort Systems USA, Inc.	50	99,399
DPC Holdings Limited (a)	230	11,268
ESAB Corporation	157	15,496
Fastenal Company	1,507	72,367
FTAI Aviation Ltd.	156	42,299
HEICO Corporation - Class A	222	57,262
Howmet Aerospace Inc.	73	19,716
Ingersoll Rand Inc.	196	16,090
Innio N.V. (a)	796	31,499
ITT Inc.	144	28,450
MasTec, Inc. (a)	96	40,015
PACCAR Inc.	160	19,201
Quanta Services, Inc.	34	24,227
Rocket Lab USA, Inc. (a)	695	70,616
Rockwell Automation, Inc.	107	53,130
Sterling Infrastructure, Inc. (a)	40	33,195
Trane Technologies Public Limited Company	59	29,021
Vicor Corporation (a)	69	26,271
		842,532
Health Care 14.3%
Agilent Technologies, Inc.	128	17,009
Alnylam Pharmaceuticals, Inc. (a)	166	49,837
Bridgebio Pharma, Inc. (a)	312	23,202
Caris Life Sciences, Inc. (a) (c)	907	16,168
Cencora, Inc.	205	57,984
Cytokinetics, Incorporated (a)	110	9,345
Disc Medicine, Inc. (a)	175	12,833
IDEXX Laboratories, Inc. (a)	61	31,844
Insmed Incorporated (a)	392	41,760
Ionis Pharmaceuticals, Inc. (a)	307	24,331
IQVIA Holdings Inc. (a)	97	18,834
Irhythm Holdings, Inc. (a)	57	6,736
Mettler-Toledo International Inc. (a)	10	12,521
Natera, Inc. (a)	214	57,960
Neurocrine Biosciences, Inc. (a)	305	51,416
Rhythm Pharmaceuticals, Inc. (a)	204	22,681
uniQure N.V. (a)	262	12,068
Veeva Systems Inc. - Class A (a)	158	28,032
Xenon Pharmaceuticals Inc. (a)	261	15,729
		510,290
Consumer Discretionary 11.3%
AutoZone, Inc. (a)	6	20,262
Burlington Stores, Inc. (a)	140	44,371
Carvana Co. - Class A (a)	182	12,002
Chipotle Mexican Grill, Inc. (a)	1,985	67,503
Coupang, Inc. - Class A (a)	409	7,104
DK Crown Holdings Inc. - Class A (a)	436	11,009
DoorDash, Inc. - Class A (a)	137	25,239
Expedia Group, Inc.	43	10,974
Hilton Worldwide Holdings Inc.	63	20,955
Levi Strauss & Co. - Class A	859	21,333
Royal Caribbean Cruises Ltd.	174	55,276
Somnigroup International Inc. (c)	299	23,433
Texas Roadhouse, Inc. - Class A	139	26,822
Viking Holdings Ltd (a)	366	38,263
Wynn Resorts, Limited	208	20,220
		404,766
Financials 5.8%
Affirm Holdings, Inc. - Class A (a)	437	35,655
Arthur J. Gallagher & Co.	120	27,592
Figure Technology Solutions, Inc. - Class A (a)	344	10,568
MSCI Inc. - Class A	38	21,170
Robinhood Markets, Inc. - Class A (a)	772	77,388
Rocket Companies, Inc. - Class A (a)	869	13,681
The Bank Of New York Mellon Corporation	112	16,127
Tradeweb Markets Inc. - Class A	37	3,733
		205,914
Communication Services 3.7%
Live Nation Entertainment, Inc. (a)	243	44,476
Reddit, Inc. - Class A (a)	51	8,822
Roblox Corporation - Class A (a)	260	14,153
Take-Two Interactive Software, Inc. (a)	262	65,456
		132,907
Energy 3.3%
Cheniere Energy, Inc.	110	26,385
EOG Resources, Inc.	184	23,824
TechnipFMC PLC	414	27,478
Williams Companies, Inc., The	524	38,960
		116,647
Consumer Staples 2.4%
Casey's General Stores, Inc.	59	46,943
Performance Food Group Company (a)	333	37,197
		84,140
Real Estate 1.6%
CBRE Group, Inc. - Class A (a)	168	22,671
Simon Property Group, Inc.	157	35,219
		57,890
Utilities 1.2%
Fervo Energy Company - Class A (a)	438	12,803
Vistra Corp.	185	29,277
		42,080
Materials 0.5%
James Hardie Industries Public Limited Company (a)	692	18,124
Total Common Stocks (cost $3,000,095)		3,551,751

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	11,855	11,855
Total Short Term Investments (cost $11,855)		11,855
Total Investments 99.8% (cost $3,011,950)		3,563,606
Other Assets and Liabilities, Net 0.2%		6,981
Total Net Assets 100.0%		3,570,587

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(c) All or a portion of the security was on loan as of June 30, 2026.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/JPMorgan MidCap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	21,897	382,509	392,551	454	—	—	11,855	0.3
JNL Government Money Market Fund, 3.63% - Class SL	—	76,005	76,005	52	—	—	—	—
	21,897	458,514	468,556	506	—	—	11,855	0.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	3,549,437	2,314	—	3,551,751
Short Term Investments	11,855	—	—	11,855
	3,561,292	2,314	—	3,563,606

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/JPMorgan Nasdaq Hedged Equity Fund
COMMON STOCKS 98.9%
Information Technology 60.5%
Adobe Inc. (a)	1	155
Advanced Micro Devices, Inc. (a) (b)	4	2,524
Analog Devices, Inc.	2	737
Apple Inc. (b)	13	3,807
Applied Materials, Inc.	1	858
AppLovin Corporation - Class A (a)	1	338
ASML Holding N.V. - ADR	—	738
Astera Labs, Inc. (a)	—	58
Broadcom Inc. (b)	4	1,437
Cisco Systems, Inc. (b)	8	876
CrowdStrike Holdings, Inc. - Class A (a)	1	507
Datadog, Inc. - Class A (a)	—	89
HubSpot, Inc. (a)	—	39
Intel Corporation (a)	8	1,055
Intuit Inc. (b)	1	226
KLA Corporation	1	145
Lam Research Corporation (b)	4	1,891
Marvell Technology, Inc.	3	910
Micron Technology, Inc. (b)	3	3,687
Microsoft Corporation (b)	7	2,545
Nebius Group N.V. - Class A (a) (c)	1	206
NVIDIA Corporation (b)	22	4,448
NXP Semiconductors N.V.	1	355
Oracle Corporation	1	123
Palantir Technologies Inc. - Class A (a)	4	514
Palo Alto Networks, Inc. (a) (b)	2	779
Qualcomm Incorporated	2	384
SanDisk LLC (a)	—	571
Seagate Technology Holdings Public Limited Company	1	1,261
ServiceNow, Inc. (a)	1	88
Shopify Inc. - Class A (a)	2	245
Strategy Inc. - Class A (a)	—	21
Synopsys, Inc. (a)	1	322
Teradyne, Inc.	1	494
Texas Instruments Incorporated	2	560
Western Digital Corporation	1	324
Workday, Inc. - Class A (a)	—	38
		33,355
Communication Services 12.3%
Alphabet Inc. - Class C (b)	9	3,299
Comcast Corporation - Class A	10	257
Meta Platforms, Inc. - Class A (b)	3	1,556
Netflix, Inc. (a)	11	795
Space Exploration Technologies Corp. - Class A (a)	2	318
Take-Two Interactive Software, Inc. (a)	1	181
T-Mobile US, Inc.	2	345
		6,751
Consumer Discretionary 10.9%
Airbnb, Inc. - Class A (a)	—	52
Amazon.com, Inc. (a) (b)	10	2,398
Booking Holdings Inc.	2	433
Chipotle Mexican Grill, Inc. (a)	3	97
DoorDash, Inc. - Class A (a)	1	139
Lowe`s Companies, Inc.	1	151
Marriott International, Inc. - Class A	1	300
MercadoLibre, Inc. (a)	—	238
O'Reilly Automotive, Inc. (a)	3	296
PDD Holdings Inc. - ADR (a)	1	39
Ross Stores, Inc.	1	137
Starbucks Corporation	2	181
Tesla Inc. (a) (b)	4	1,560
		6,021
Consumer Staples 5.7%
Coca-Cola Company, The	1	118
Costco Wholesale Corporation (b)	1	760
Kraft Heinz Company, The	3	61
Mondelez International, Inc. - Class A	5	278
Monster Beverage 1990 Corporation (a)	4	337
PepsiCo, Inc.	3	434
Walmart Inc. (b)	10	1,167
		3,155
Health Care 3.9%
AbbVie Inc.	1	267
Alnylam Pharmaceuticals, Inc. (a)	1	137
Amgen Inc.	1	228
Bristol-Myers Squibb Company	2	127
DexCom, Inc. (a)	1	97
Gilead Sciences, Inc.	1	69
Intuitive Surgical, Inc. (a)	1	403
Regeneron Pharmaceuticals, Inc.	—	253
Thermo Fisher Scientific Inc.	—	99
UnitedHealth Group Incorporated	—	102
Vertex Pharmaceuticals Incorporated (a)	1	391
		2,173
Industrials 2.7%
Copart, Inc. (a)	5	126
CSX Corporation	8	394
Deere & Company	—	180
Eaton Corporation Public Limited Company	1	226
Honeywell Aerospace Inc. (a)	1	206
Honeywell International Inc. (a)	1	209
Uber Technologies, Inc. (a)	1	86
United Parcel Service, Inc. - Class B	—	40
		1,467
Utilities 1.0%
Constellation Energy Group, Inc.	—	37
NextEra Energy, Inc.	2	171
The Southern Company	2	172
XCEL Energy Inc.	2	187
		567
Materials 0.9%
Linde Public Limited Company	1	475
Financials 0.5%
Corpay Inc. (a)	—	97
MasterCard Incorporated - Class A	—	139
PayPal Holdings, Inc.	1	52
		288
Energy 0.3%
Diamondback Energy, Inc.	1	170
Real Estate 0.2%
ProLogis Inc.	1	105
Total Common Stocks (cost $38,996)		54,527
SHORT TERM INVESTMENTS 17.1%
Investment Companies 17.1%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	9,399	9,399
Total Short Term Investments (cost $9,399)		9,399
Total Investments 116.0% (cost $48,395)		63,926
Total Purchased Options 2.8% (cost $1,509)		1,516
Other Derivative Instruments (2.3)%		(1,290)
Other Assets and Liabilities, Net (16.5)%		(9,034)
Total Net Assets 100.0%		55,118

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/JPMorgan Nasdaq Hedged Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	1,424	16,919	8,944	23	—	—	9,399	17.1
JNL Government Money Market Fund, 3.63% - Class SL	—	432	432	—	—	—	—	—
	1,424	17,351	9,376	23	—	—	9,399	17.1

JNL/JPMorgan Nasdaq Hedged Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nebius Group N.V. - Class A	11/17/25	214	206	0.4

JNL/JPMorgan Nasdaq Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	13	September 2026	781	174	13

JNL/JPMorgan Nasdaq Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
NASDAQ 100 Stock Index	Put	28,700.00	09/30/26	18	51,660	1,516

JNL/JPMorgan Nasdaq Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
NASDAQ 100 Stock Index	Call	32,600.00	09/30/26	18	58,680	(1,095)
NASDAQ 100 Stock Index	Put	24,200.00	09/30/26	18	43,560	(369)
						(1,464)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/JPMorgan Nasdaq Hedged Equity Fund
Assets - Securities
Common Stocks	54,527	—	—	54,527
Short Term Investments	9,399	—	—	9,399
	63,926	—	—	63,926
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	13	—	—	13
Exchange Traded Purchased Options	1,516	—	—	1,516
	1,529	—	—	1,529
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(1,464)	—	—	(1,464)
	(1,464)	—	—	(1,464)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 79.7%
Mortgage-Backed Securities 21.0%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28 - 06/01/56	21,847	22,352
7.00%, 10/01/31 - 06/01/32	4	5
5.50%, 07/01/38 - 03/01/56	41,857	42,171
6.50%, 03/01/56 - 04/01/56	4,056	4,213
Series 2025-A1A-CES3, REMIC, 4.84%, 09/25/60 (a) (b)	1,941	1,920
Federal National Mortgage Association, Inc.
7.00%, 03/01/29 - 04/01/56	683	724
8.00%, 12/01/29 - 03/01/31	3	3
7.50%, 02/01/31	2	2
1.90%, 12/01/31	35,000	30,696
1.94%, 10/01/33	10,000	8,450
2.52%, 09/01/34	6,810	5,919
2.41%, 10/01/34	9,742	8,427
5.50%, 02/01/35 - 06/01/56	25,499	25,688
1.78%, 05/01/35	15,000	11,863
2.50%, 11/01/35	1,379	1,292
6.00%, 11/01/35 - 05/01/56	15,110	15,516
6.50%, 02/01/36 - 04/01/56	2,289	2,379
2.04%, 06/01/37	5,083	3,976
3.50%, 06/01/42	3,064	2,927
2.00%, 02/01/52	2,513	2,008
5.00%, 08/01/52 - 03/01/56	37,136	36,781
TBA, 2.00%, 07/15/56 (c)	3,240	2,586
Government National Mortgage Association
6.00%, 05/15/32 - 01/15/36	213	218
2.50%, 10/15/49 - 12/20/49	2,582	2,212
3.50%, 09/20/51	6,046	5,383
5.50%, 01/20/56	8,162	8,211
Government National Mortgage Association II
2.50%, 08/20/53	1,780	1,524
		247,446
U.S. Treasury Note 20.2%
Treasury, United States Department of
2.25%, 02/15/27 (d)	34,079	33,709
2.25%, 08/15/27	36,100	35,357
4.13%, 10/31/27 - 02/15/36	18,980	18,759
3.38%, 12/31/27 - 05/15/33	6,120	5,795
3.88%, 03/31/28 - 08/15/34	29,227	28,679
4.00%, 06/30/28 - 11/15/35	48,170	47,366
1.50%, 11/30/28	14,930	14,023
3.50%, 02/28/31	9,225	8,956
3.75%, 02/28/33	9,955	9,644
4.25%, 03/31/33 - 08/15/35	35,317	34,919
		237,207
U.S. Treasury Bond 16.4%
Treasury, United States Department of
Interest Only, 0.00%, 08/15/36 - 05/15/50 (e)	34,121	10,340
0.00%, 11/15/37 (e)	7,126	4,194
3.63%, 08/15/43	12,735	10,852
3.75%, 11/15/43	48,000	41,498
4.88%, 08/15/45	52,550	52,150
4.63%, 11/15/45 - 11/15/55	47,670	45,408
3.00%, 02/15/48	10,000	7,361
2.25%, 08/15/49	5,000	3,109
2.00%, 02/15/50	30,000	17,476
		192,388
Collateralized Mortgage Obligations 14.8%
Federal Home Loan Mortgage Corporation
Series HA-445, 4.25%, 05/25/31	6,812	6,700
Series 30-264, 3.00%, 07/15/42	3,706	3,400
Series AM-2525, REMIC, 4.50%, 04/15/32	35	35
Series NY-4206, REMIC, 3.00%, 05/15/33	3,051	2,944
Series MJ-2638, REMIC, 5.00%, 07/15/33	229	231
Series MU-2915, REMIC, 5.00%, 01/15/35	336	340
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,088	2,101
Series PB-3283, REMIC, 5.50%, 07/15/36	266	272
Series B-3413, REMIC, 5.50%, 04/15/37	125	127
Series PE-3341, REMIC, 6.00%, 07/15/37	190	196
Series HZ-4365, REMIC, 3.00%, 01/15/40	2,095	1,982
Series QH-3699, REMIC, 5.50%, 07/15/40	206	209
Series YN-4094, REMIC, 3.00%, 08/15/42	1,493	1,408
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	4,152
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	3,124
Series DB-4585, REMIC, 3.00%, 05/15/46	5,594	4,532
Series KR-4945, REMIC, 2.50%, 09/25/49	3,631	3,140
Series MD-4937, REMIC, 2.50%, 10/25/49	2,884	2,531
Series PA-4933, REMIC, 2.50%, 10/25/49	4,980	4,343
Series 2020-M55G-1, REMIC, 3.00%, 08/25/59	5,546	4,892
Series 2024-MT-2, REMIC, 3.50%, 05/25/64	2,761	2,382
Series 2025-MAU-1, REMIC, 3.25%, 11/25/64	8,238	7,428
Federal National Mortgage Association, Inc.
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	3,386	3,320
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,653
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	3,431	3,292
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	1,185	1,177
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	1,099	1,086
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,004	2,931
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	4,013
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	4,769
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	35	36
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	542	550
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36	190	157
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	5,399
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	4,610
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	660	667
Series 2010-SL-4, REMIC, 3.17%, (11.33% - (SOFR 30-Day Average * 2.25)), 02/25/40 (f)	25	20
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	26	25
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	151	151
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,362
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	1,033	1,081
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	325	314
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	290	294
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,313
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	2,097	1,926
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	622	607
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	1,716	1,611
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	12,042
Series 2019-CA-71, REMIC, 2.50%, 07/25/46	3,944	3,667
Series 2017-CA-52, REMIC, 3.00%, 07/25/47	2,491	2,253
Series 2019-PA-65, REMIC, 2.50%, 05/25/48	1,382	1,265
Series 2019-KA-42, REMIC, 3.00%, 07/25/49	7,159	6,462
Series 2019-JA-81, REMIC, 2.50%, 09/25/49	3,743	3,252
Series 2009-A-W1, REMIC, 5.99%, 12/25/49 (f)	57	59
Series 2020-JC-12, REMIC, 2.00%, 03/25/50	7,297	6,079
Series 2025-MA-31, REMIC, 0.50%, 09/25/54	1,169	989
Government National Mortgage Association
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	183	186
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	272	279
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	422	432
Interest Only, Series 2008-SA-40, REMIC, 2.65%, (6.29% - (1 Month Term SOFR * 1)), 05/16/38 (f)	338	16
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	807	801
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	9,432	9,516
Interest Only, Series 2011-SH-97, REMIC, 2.38%, (6.02% - (1 Month Term SOFR * 1)), 07/20/41 (f)	770	56
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	10,877
Series 2016-AC-19, REMIC, 3.00%, 02/20/46	1,284	1,093
Principal Only, Series 2018-BO-46, REMIC, 0.00%, 03/20/48	3,697	3,149
Principal Only, Series 2022-AO-94, REMIC, 0.00%, 05/20/52	2,982	2,117
Interest Only, Series 2022-SA-140, REMIC, 2.44%, (6.05% - (SOFR 30-Day Average * 1)), 08/20/52 (f)	11,035	1,021
Interest Only, Series 2022-SA-190, REMIC, 1.99%, (5.60% - (SOFR 30-Day Average * 1)), 11/20/52 (f)	14,606	787
Interest Only, Series 2024-SA-114, REMIC, 2.39%, (6.00% - (SOFR 30-Day Average * 1)), 07/20/54 (f)	8,709	610

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Series 2025-JS-100, REMIC, 6.03%, (15.95% - (SOFR 30-Day Average * 2.75)), 06/20/55 (f)	3,534	3,301
Series 2013-FA-H16, REMIC, 4.30%, (1 Month Term SOFR + 0.65%), 07/20/63 (f)	506	506
Government National Mortgage Association Guaranteed Remic Pass-Through Securities, The
Interest Only, Series 2024-SM-164, REMIC, 1.89%, (5.50% - (SOFR 30-Day Average * 1)), 10/20/54 (f)	14,838	801
		173,449
U.S. Government Agency Obligations 4.2%
Federal Farm Credit Banks Funding Corporation
4.50%, 03/26/27 (g)	11,250	11,282
3.33%, 04/28/37 (g)	7,500	6,713
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (e) (g)	4,000	3,720
Resolution Funding Corporation
Principal Only, 0.00%, 01/15/30 - 04/15/30 (e) (g)	27,560	23,613
Tennessee Valley Authority
Interest Only, 0.00%, 07/15/37 (e) (g)	6,000	3,494
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	210	210
		49,032
Commercial Mortgage-Backed Securities 3.1%
Federal Home Loan Mortgage Corporation
Series A2-K145, REMIC, 2.58%, 05/25/32	4,265	3,844
Series APT2-Q013, REMIC, 1.21%, 05/25/50 (f)	3,854	3,764
Federal National Mortgage Association, Inc.
Series 2022-A2-M3, REMIC, 1.76%, 11/25/31 (f)	7,500	6,513
Series 2019-A2-M31, REMIC, 2.85%, 04/25/34	9,000	7,805
Series 2020-AL-M8, REMIC, 2.01%, 03/25/35	9,847	7,989
Series 2019-AL2-M14, REMIC, 3.07%, 04/25/48	7,596	7,110
		37,025
Total Government And Agency Obligations (cost $1,003,342)		936,547
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.7%
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 3.71%, (1 Month Term SOFR + 0.31%), 12/20/46 (a) (f)	221	201
Alternative Loan Trust 2006-OA9
Series 2006-2A1A-OA9, REMIC, 3.63%, (1 Month Term SOFR + 0.53%), 07/20/46 (a) (b) (f)	114	102
American Credit Acceptance Receivables Trust 2024-1
Series 2024-D-1, 5.86%, 05/13/30	1,800	1,817
AMSR 2026-SFR1 Trust
Series 2026-A-SFR1, REMIC, 3.78%, 04/17/31	2,510	2,378
Aqua Finance Trust 2024-A
Series 2024-A-A, 4.81%, 06/17/30	1,571	1,556
Bank 2020-BNK26
Series 2020-A4-BN26, REMIC, 2.40%, 02/15/30	5,000	4,570
BRAVO Residential Funding Trust 2026-CES1
Series 2026-A1A-CES1, REMIC, 5.25%, 05/25/56 (a)	1,543	1,536
Bridge 2025-SFR1 Trust
Series 2025-A-SFR1, REMIC, 4.05%, 09/17/30	5,101	4,891
Bridgecrest Lending Auto Securitization Trust 2026-2
Series 2026-B-2, 4.56%, 05/15/28	1,171	1,166
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-A5-GC46, REMIC, 2.72%, 02/15/30	8,750	8,056
Credit Acceptance Auto Loan Trust 2026-1
Series 2026-B-1A, 4.96%, 10/15/29	1,266	1,257
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	100	98
Exeter Automobile Receivables Trust 2025-3
Series 2025-C-3A, 5.09%, 01/15/28	1,426	1,432
Fig Six Trust 2026-PF1
Series 2026-A-PF1, REMIC, 0.00%, 08/25/56 (f)	961	964
FIGRE Trust 2025-HE3
Series 2025-A-HE3, REMIC, 5.56%, 05/25/55 (f)	3,363	3,359
First Trust Capital Management L.P.
5.50%, 05/01/56	1,184	1,191
6.00%, 05/01/56	3,865	3,960
Foundation Finance Trust 2026-1
Series 2026-A-1A, 4.98%, 09/15/33	989	989
GLS Auto Select Receivables Trust 2024-1
Series 2024-C-1A, 5.69%, 03/15/30	2,080	2,109
GreenSky Home Improvement Issuer Trust 2025-3
Series 2025-A2-3A, 4.59%, 12/27/60	1,945	1,935
GS Mortgage Securities Trust 2017-GS7
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	10,356
GS Mortgage-Backed Securities Trust 2021-PJ5
Series 2021-A6-PJ5, REMIC, 2.50%, 10/25/51	2,503	2,325
GS Mortgage-Backed Securities Trust 2026-CES1
Series 2026-A1-CES1, REMIC, 4.90%, 01/25/30 (a)	501	495
GS Mortgage-Backed Securities Trust 2026-CES2
Series 2026-A1A-CES2, REMIC, 5.23%, 04/25/30 (a)	1,101	1,095
GS Mortgage-Backed Securities Trust 2026-CES3
Series 2026-A1A-CES3, REMIC, 5.36%, 05/25/30 (a)	1,482	1,479
Hilton Grand Vacations Trust 2025-2
Series 2025-A-2A, 4.54%, 05/25/44	2,007	1,998
IRV Trust 2025-200P
Series 2025-A-200P, REMIC, 5.29%, 02/15/35 (f)	3,600	3,621
J.P. Morgan Mortgage Trust 2026-CES1
Series 2026-A1A-CES1, REMIC, 4.91%, 01/25/30 (a)	1,110	1,097
Lendmark Funding Trust 2021-1
Series 2025-A-3A, 4.51%, 05/21/35	6,420	6,336
M&T Bank RV Trust 2026-1
Series 2026-A-1A, 4.35%, 01/15/46	2,292	2,257
Mariner Finance Issuance Trust 2026-A
Series 2026-A-AA, 5.01%, 06/20/30	1,983	1,983
MASTR Adjustable Rate Mortgages Trust 2004-10
Series 2004-3A2-1, REMIC, 3.48%, 02/25/34 (f)	157	135
Morgan Stanley Mortgage Loan Trust 2004-8AR
Series 2004-4A2-8AR, REMIC, 5.13%, 10/25/34 (f)	25	24
MVW 2025-2 LLC
Series 2025-A-2A, 4.48%, 10/20/44	4,722	4,669
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34	854	728
Onemain Direct Auto Receivables Trust 2025-2
Series 2026-A-1A, 4.49%, 12/14/33	3,620	3,578
Onemain Financial Issuance Trust 2026-1
Series 2026-B-1A, 5.20%, 12/16/30	1,813	1,819
Progress Residential 2022-SFR3 Trust
Series 2022-A-SFR3, REMIC, 3.20%, 04/19/27 (f)	3,871	3,824
Progress Residential 2022-SFR7 Trust
Series 2026-A-SFR3, REMIC, 4.00%, 07/18/31	1,599	1,521
Progress Residential 2024-SFR5 Trust
Series 2025-A-SFR2, 3.31%, 04/17/42	7,943	7,496
Progress Residential 2025-SFR2 Trust
Series 2026-A-SFR2, REMIC, 4.24%, 05/19/31	1,564	1,506
PRPM 2025-RPL2, LLC
Series 2025-A1-RPL2, 3.75%, 04/25/55 (a)	3,059	2,972
RCKT Mortgage Trust 2025-CES10
Series 2025-A1A-CES10, REMIC, 4.89%, 10/25/29 (a)	4,170	4,126
RCKT Mortgage Trust 2025-CES12
Series 2025-A1A-CES12, REMIC, 5.03%, 11/25/29 (a)	5,325	5,283
RCKT Mortgage Trust 2026-CES2
Series 2026-A1A-CES2, REMIC, 4.76%, 02/25/30 (a)	3,478	3,428
RCKT Mortgage Trust 2026-CES4
Series 2026-A1A-CES4, REMIC, 5.12%, 04/25/30 (a)	2,545	2,531

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
RCKT Mortgage Trust 2026-CES5
Series 2026-A1A-CES5, REMIC, 5.25%, 05/25/30 (a)	1,500	1,493
Reach ABS Trust 2026-2
Series 2026-B-2A, 4.81%, 02/15/35	1,173	1,172
SCF Equipment Leasing 2025-2 LLC
Series 2025-A3-2A, 4.33%, 08/20/30	6,605	6,542
Structured Asset Mortgage Investments II Trust 2006-AR7
Series 2006-A1A-AR7, REMIC, 2.67%, (1 Month Term SOFR + 0.53%), 08/25/36 (a) (b) (f)	191	157
Towd Point Mortgage Trust 2026-CES3
Series 2026-A1-CES3, REMIC, 5.30%, 06/20/66 (a)	1,779	1,779
Towd Point Mortgage Trust 2026-FIX2
Series 2026-A1A-FIX2, REMIC, 5.31%, 04/25/66 (a)	1,174	1,171
Tricon 2026-SFR2 Trust
Series 2026-A-SFR2, 4.90%, (1 Month Term SOFR + 1.30%), 06/20/28 (f)	1,784	1,783
UPG HI 2026-1 Issuer Trust
Series 2026-A-1, 5.03%, 02/25/48	1,181	1,180
Upstart Securitization Trust 2026-2
Series 2026-A2-2, 4.54%, 05/20/36	1,977	1,973
Total Non-U.S. Government Agency Asset-Backed Securities (cost $139,890)		137,499
CORPORATE BONDS AND NOTES 5.6%
Financials 4.3%
AerCap Ireland Capital Designated Activity Company
3.88%, 01/23/28	3,750	3,705
AIB Group Public Limited Company
6.61%, 09/13/29 (h)	4,000	4,149
Avolon Holdings Funding Limited
5.75%, 03/01/29 (h)	3,750	3,824
Bank of America Corporation
5.29%, 04/25/34	4,000	4,053
Citigroup Inc.
4.50%, 09/11/31	3,100	3,059
Goldman Sachs Group, Inc., The
4.37%, 10/21/31	2,150	2,102
4.52%, 01/21/32	3,045	2,987
HSBC Holdings PLC
4.71%, 05/12/30	2,935	2,922
4.62%, 11/06/31	3,500	3,451
Morgan Stanley
2.70%, 01/22/31	2,300	2,137
4.36%, 10/22/31	3,150	3,080
Morgan Stanley Private Bank, National Association
4.47%, 11/19/31	2,955	2,903
Santander UK Group Holdings PLC
5.69%, 04/15/31	3,500	3,590
Wells Fargo & Company
4.08%, 09/15/29	2,100	2,070
4.18%, 01/23/30	3,195	3,152
5.15%, 04/23/31	3,050	3,081
		50,265
Utilities 0.7%
Pacific Gas and Electric Company
6.10%, 01/15/29	3,100	3,191
PG&E Recovery Funding LLC
5.54%, 07/15/47	5,115	5,071
		8,262
Communication Services 0.4%
AT&T Inc.
4.70%, 08/15/30	1,345	1,344
Meta Platforms, Inc.
4.88%, 11/15/35	1,732	1,684
T-Mobile USA, Inc.
3.88%, 04/15/30	2,645	2,562
		5,590
Energy 0.2%
Columbia Pipelines Operating Company LLC
5.93%, 08/15/30 (h)	2,000	2,077
Total Corporate Bonds And Notes (cost $67,375)		66,194
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.8%
JNL Government Money Market Fund - Class I, 3.53% (i) (j)	32,144	32,144
Total Short Term Investments (cost $32,144)		32,144
Total Investments 99.8% (cost $1,242,751)		1,172,384
Other Derivative Instruments (0.0)%		(32)
Other Assets and Liabilities, Net 0.2%		2,937
Total Net Assets 100.0%		1,175,289

(a) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(b) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2026, the total payable for investments purchased on a delayed delivery basis was $2,577.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) The security is a direct debt of the agency and not collateralized by mortgages.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $10,050 and 0.9% of the Fund.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/JPMorgan U.S. Government & Quality Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	8,567	228,567	204,990	510	—	—	32,144	2.7
JNL Government Money Market Fund, 3.63% - Class SL	3,371	6,783	10,154	22	—	—	—	—
	11,938	235,350	215,144	532	—	—	32,144	2.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/JPMorgan U.S. Government & Quality Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1	October 2026	206	—	—
United States 5 Year Note	217	October 2026	23,133	(41)	97
				(41)	97
Short Contracts
United States 10 Year Note	(30)	September 2026	(3,266)	9	(31)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	936,547	—	936,547
Non-U.S. Government Agency Asset-Backed Securities	—	137,499	—	137,499
Corporate Bonds And Notes	—	66,194	—	66,194
Short Term Investments	32,144	—	—	32,144
	32,144	1,140,240	—	1,172,384
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	97	—	—	97
	97	—	—	97
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(31)	—	—	(31)
	(31)	—	—	(31)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Value Fund
COMMON STOCKS 99.0%
Financials 20.4%
American Express Company	58	19,609
AON Public Limited Company - Class A	20	6,511
Ares Management Corporation - Class A	58	6,454
Arthur J. Gallagher & Co.	18	4,234
Bank of America Corporation	535	30,456
Berkshire Hathaway Inc. - Class B (a)	35	17,242
Blackstone Inc. - Class A	55	6,437
Capital One Financial Corporation	86	17,290
Charles Schwab Corporation, The	201	18,579
Chubb Limited	30	10,181
Citigroup Inc.	200	27,986
Goldman Sachs Group, Inc., The	17	17,271
Morgan Stanley	146	30,589
The Bank Of New York Mellon Corporation	148	21,364
Travelers Companies, Inc., The	30	9,997
U.S. Bancorp	205	12,366
Wells Fargo & Company	387	31,948
		288,514
Information Technology 17.2%
Advanced Micro Devices, Inc. (a)	14	8,362
Analog Devices, Inc.	51	20,287
Apple Inc.	176	51,041
Hewlett Packard Enterprise Company	257	11,606
International Business Machines Corporation	70	19,714
Lam Research Corporation	18	7,648
Micron Technology, Inc.	7	7,652
Microsoft Corporation	150	55,800
NVIDIA Corporation	43	8,572
NXP Semiconductors N.V.	35	9,932
Taiwan Semiconductor Manufacturing Company Limited - ADR	20	9,623
Texas Instruments Incorporated	59	17,720
Western Digital Corporation	24	15,527
		243,484
Health Care 13.7%
AbbVie Inc.	97	24,310
Bristol-Myers Squibb Company	190	10,940
Cardinal Health, Inc.	33	7,905
Cigna Group, The	28	7,640
CVS Health Corporation	141	14,590
Eli Lilly and Company	7	8,698
Humana Inc.	23	8,970
Johnson & Johnson	117	29,791
Merck & Co., Inc.	162	20,871
Regeneron Pharmaceuticals, Inc.	10	6,204
Thermo Fisher Scientific Inc.	41	20,493
UnitedHealth Group Incorporated	59	24,639
Vertex Pharmaceuticals Incorporated (a)	16	7,947
		192,998
Industrials 12.6%
3M Company	128	20,703
Carrier Global Corporation	321	23,517
CSX Corporation	299	14,195
Deere & Company	29	18,650
Dover Corporation	80	18,001
Eaton Corporation Public Limited Company	57	24,082
General Dynamics Corporation	32	11,366
Republic Services, Inc.	36	7,738
RTX Corporation	131	24,780
Union Pacific Corporation	57	15,518
		178,550
Consumer Discretionary 11.2%
Amazon.com, Inc. (a)	266	63,288
AutoZone, Inc. (a)	3	10,547
Booking Holdings Inc.	39	6,971
Chipotle Mexican Grill, Inc. (a)	140	4,746
Home Depot, Inc., The	48	16,776
Lowe`s Companies, Inc.	83	18,395
McDonald's Corporation	54	14,534
O'Reilly Automotive, Inc. (a)	78	7,219
TJX Companies, Inc., The	104	15,773
		158,249
Consumer Staples 4.8%
Mondelez International, Inc. - Class A	190	10,992
PepsiCo, Inc.	22	2,991
Philip Morris International Inc.	159	28,712
Procter & Gamble Company, The	81	11,868
Walmart Inc.	119	13,458
		68,021
Energy 4.6%
Chevron Corporation	150	24,918
ConocoPhillips	229	23,794
EOG Resources, Inc.	130	16,902
		65,614
Utilities 4.1%
CMS Energy Corporation	165	12,610
Dominion Energy, Inc.	78	5,352
Entergy Corporation	100	11,493
NextEra Energy, Inc.	180	15,755
XCEL Energy Inc.	164	13,202
		58,412
Communication Services 3.8%
Alphabet Inc. - Class C	41	14,611
Comcast Corporation - Class A	358	8,784
Meta Platforms, Inc. - Class A	24	13,519
Walt Disney Company, The	169	16,303
		53,217
Materials 3.7%
Air Products and Chemicals, Inc.	51	15,074
Ball Corporation	193	12,070
Ecolab Inc.	29	7,933
Vulcan Materials Company	60	17,709
		52,786
Real Estate 2.9%
American Tower Corporation	26	4,323
Host Hotels & Resorts, Inc.	444	10,517
ProLogis Inc.	49	6,607
Ventas, Inc.	169	15,026
Welltower Inc.	21	4,646
		41,119
Total Common Stocks (cost $1,086,921)		1,400,964
OTHER EQUITY INTERESTS 0.0%
Walter Energy Inc. (a) (b) (c) (d)	1,503	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 3.53% (e) (f)	11,160	11,160
Total Short Term Investments (cost $11,160)		11,160
Total Investments 99.8% (cost $1,098,081)		1,412,124
Other Assets and Liabilities, Net 0.2%		3,019
Total Net Assets 100.0%		1,415,143

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/JPMorgan U.S. Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	9,903	98,158	96,901	142	—	—	11,160	0.8

JNL/JPMorgan U.S. Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Walter Energy Inc.	08/23/19	—	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/JPMorgan U.S. Value Fund
Assets - Securities
Common Stocks	1,400,964	—	—	1,400,964
Other Equity Interests	—	—	—	—
Short Term Investments	11,160	—	—	11,160
	1,412,124	—	—	1,412,124

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 97.4%
United States of America 58.8%
Alnylam Pharmaceuticals, Inc. (a)	162	48,861
Alphabet Inc. - Class A	524	187,384
Amazon.com, Inc. (a)	554	132,042
Autodesk, Inc. (a)	95	18,384
Block, Inc. - Class A (a)	222	16,902
Boeing Company, The (a)	348	75,382
Deere & Company	46	28,869
Doximity, Inc. - Class A (a)	470	9,755
Expeditors International of Washington, Inc. - Class A	84	13,650
Meta Platforms, Inc. - Class A	237	133,605
Microsoft Corporation	179	66,596
Netflix, Inc. (a)	1,039	74,217
Nike, Inc. - Class B	184	7,564
Oracle Corporation	462	67,639
Salesforce, Inc.	153	24,041
SEI Investments Company	178	15,649
Tesla Inc. (a)	312	131,385
Vertex Pharmaceuticals Incorporated (a)	91	45,057
Visa Inc. - Class A	208	71,536
Yum! Brands, Inc.	71	11,291
		1,179,809
Switzerland 6.3%
Nestle S.A. - Class N	127	13,102
Novartis AG - Class N	509	79,657
Roche Holding AG	82	33,969
		126,728
United Kingdom 6.1%
Arm Holdings PLC - ADR (a)	221	78,411
Experian PLC	815	27,505
Reckitt Benckiser Group PLC	82	5,338
Unilever PLC	190	11,387
		122,641
China 5.4%
Baidu, Inc. - Class A - ADR (a) (b)	190	21,744
Tencent Holdings Limited	890	49,240
Trip.com Group Limited - ADR (a)	764	30,424
Yum China Holdings, Inc.	139	5,665
		107,073
Argentina 5.1%
MercadoLibre, Inc. (a)	60	102,473
Canada 4.4%
Shopify Inc. - Class A (a)	774	88,348
Netherlands 3.7%
Adyen N.V. (a) (c)	49	45,711
NXP Semiconductors N.V.	102	28,534
		74,245
Denmark 2.0%
Novo Nordisk A/S - Class B	846	40,617
Brazil 1.9%
American Beverage Co Ambev - ADR	12,278	38,554
France 1.3%
LVMH Moet Hennessy Louis Vuitton	36	19,837
Societe d'exploitation Hoteliere (b)	115	6,641
		26,478
Japan 1.2%
FANUC Corporation	509	23,402
Italy 1.1%
Ferrari N.V. (b)	56	20,667
Hong Kong 0.1%
Budweiser Brewing Company APAC Limited (b) (c)	1,787	1,394
Total Common Stocks (cost $1,794,818)		1,952,429
SHORT TERM INVESTMENTS 2.5%
Investment Companies 2.5%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	50,649	50,649
Total Short Term Investments (cost $50,649)		50,649
Total Investments 99.9% (cost $1,845,467)		2,003,078
Other Assets and Liabilities, Net 0.1%		2,439
Total Net Assets 100.0%		2,005,517

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Loomis Sayles Global Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	2,895	156,439	108,685	155	—	—	50,649	2.5

JNL/Loomis Sayles Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	10/26/20	58,150	45,711	2.3
Budweiser Brewing Company APAC Limited	04/21/20	2,119	1,394	—
		60,269	47,105	2.3

JNL/Loomis Sayles Global Growth Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	BCL	07/02/26	HKD	(2,222)	(283)	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	1,594,629	357,800	—	1,952,429
Short Term Investments	50,649	—	—	50,649
	1,645,278	357,800	—	2,003,078
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Lord Abbett Short Duration Income Fund
CORPORATE BONDS AND NOTES 62.1%
Financials 20.1%
AEGON Funding Company LLC
5.50%, 04/16/27 (a)	388	390
Aercap Funding Designated Activity Company
4.88%, 07/07/31	376	374
AIB Group Public Limited Company
5.32%, 05/15/31 (a)	200	202
AIG Global Funding
5.20%, 01/12/29 (a)	341	344
Aon Corporation
8.21%, 01/01/27	617	628
Aretec Group, Inc.
7.50%, 04/01/29 (a)	660	658
Atlas Warehouse Lending Company, L.P.
6.05%, 01/15/28 (a)	429	434
4.63%, 11/15/28 (a)	2,134	2,105
4.95%, 11/15/30 (a)	635	626
Aviation Capital Group LLC
1.95%, 09/20/26 (a)	2,216	2,204
3.50%, 11/01/27 (a)	609	599
6.25%, 04/15/28 (a)	533	545
4.25%, 04/30/29 (a)	226	222
5.38%, 07/15/29 (a)	345	349
Avilease Capital Limited
4.75%, 11/12/30 (a)	813	796
5.50%, 06/30/31 (a)	229	230
Avolon Holdings Funding Limited
3.25%, 02/15/27 (a)	378	375
2.53%, 11/18/27 (a)	166	161
4.95%, 01/15/28 (a)	520	521
2.75%, 02/21/28 (a)	478	463
6.38%, 05/04/28 (a)	849	871
5.75%, 03/01/29 - 11/15/29 (a)	1,999	2,041
4.20%, 04/15/29 (a)	316	310
5.38%, 05/30/30 (a)	980	990
Azorra Finance Limited
7.75%, 04/15/30 (a)	1,000	1,038
Banco Internacional Del Peru S.A.A. – Interbank
4.80%, 07/15/31 (a)	406	399
Bank Hapoalim B.M.
4.72%, 07/14/29 (a)	740	730
Bank Leumi Le-Israel B.M.
5.34%, 06/29/29 (a)	520	521
Bank of Ireland Group Public Limited Company
5.60%, 03/20/30 (a)	348	355
5.00%, 11/12/32 (a)	541	540
Barclays PLC
6.50%, 09/13/27	725	728
2.28%, 11/24/27	351	348
Blackstone Private Credit Strategies LLC
2.63%, 12/15/26	1,028	1,017
Blackstone Secured Lending Fund
2.13%, 02/15/27	366	359
BNP Paribas
2.59%, 01/20/28 (a)	1,805	1,786
5.28%, 11/19/30 (a)	255	258
Brighthouse Financial, Inc.
5.55%, 04/09/27 (a)	935	941
5.65%, 06/10/29 (a)	1,053	1,058
Citadel Securities Global Holdings LLC
5.50%, 06/18/30 (a)	605	613
Citigroup Inc.
3.07%, 02/24/28	781	774
4.79%, 03/04/29	140	140
4.50%, 09/11/31	1,583	1,562
Citizens Bank, National Association
4.58%, 08/09/28 (b)	387	387
Citizens Financial Group, Inc.
5.25%, 03/05/31	1,410	1,424
CNO Global Funding
4.88%, 12/10/27 (a)	505	505
4.38%, 09/08/28 (a)	395	391
4.95%, 09/09/29 (a)	262	262
4.70%, 12/11/30 (a)	1,185	1,166
Danske Bank A/S
4.61%, 10/02/30 (a)	510	507
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (a)	3,705	3,714
Equitable Financial Life Global Funding
5.45%, 03/03/28 (a)	885	894
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (c)	736	757
F&G Global Funding
5.88%, 06/10/27 (a)	304	307
4.65%, 09/08/28 (a)	420	415
Federation des caisses Desjardins du Quebec
5.02%, 05/27/31 (a)	501	504
First Citizens BancShares, Inc.
5.23%, 03/12/31	1,335	1,331
First Horizon Corporation
5.51%, 03/07/31	526	532
First-Citizens Bank & Trust Company
5.10%, 07/13/29	507	508
Fiserv, Inc.
5.45%, 03/02/28	394	398
Ford Motor Credit Company LLC
2.70%, 08/10/26	1,131	1,129
5.13%, 11/05/26	2,526	2,529
4.27%, 01/09/27	1,420	1,416
5.85%, 05/17/27	621	625
7.35%, 11/04/27	791	813
5.80%, 03/08/29	912	920
4.97%, 04/06/29	306	303
5.30%, 09/06/29	805	802
Freedom Mortgage Corporation
6.63%, 01/15/27 (a)	1,050	1,050
General Motors Financial Company, Inc.
4.92%, (SOFR + 1.29%), 01/07/30 (d)	377	380
GGAM Finance Ltd.
8.00%, 02/15/27 - 06/15/28 (a)	1,091	1,105
Global Payments Inc.
4.50%, 11/15/28	776	767
4.88%, 11/15/30	673	661
Goldman Sachs Bank USA
4.66%, 06/03/29	1,812	1,813
Goldman Sachs Group, Inc., The
2.64%, 02/24/28	754	745
3.62%, 03/15/28	129	128
3.81%, 04/23/29	208	205
4.22%, 05/01/29	3,501	3,470
5.73%, 04/25/30	863	884
5.22%, 04/23/31	674	681
4.37%, 10/21/31	419	410
4.52%, 01/21/32	947	929
HSBC Holdings PLC
5.60%, 05/17/28	869	876
Intesa Sanpaolo SPA
5.00%, 06/29/30 (a)	330	330
4.20%, 06/01/32 (a)	934	881
Jane Street Group, LLC
4.50%, 11/15/29 (a)	631	614
Jefferson Capital Holdings LLC
6.00%, 08/15/26 (a)	957	954
JPMorgan Chase & Co.
3.78%, 02/01/28	361	360
2.95%, 02/24/28	258	255
5.57%, 04/22/28	1,261	1,271
4.32%, 04/26/28	245	245
3.54%, 05/01/28	1,010	1,002
4.85%, 07/25/28	235	236
5.01%, 01/23/30	2,777	2,796
5.58%, 04/22/30	175	179
4.41%, 04/23/30	940	931
3.70%, 05/06/30	187	182
5.14%, 01/24/31	269	272
2.96%, 05/13/31	489	456

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
LPL Holdings, Inc.
5.70%, 05/20/27	251	253
4.63%, 11/15/27 (a)	2,619	2,607
4.90%, 04/03/28	314	314
6.75%, 11/17/28	492	511
5.20%, 03/15/30	199	200
5.15%, 06/15/30	471	472
Macquarie AirFinance Holdings Limited
6.40%, 03/26/29 (a)	1,168	1,203
5.15%, 03/17/30 (a)	176	175
6.50%, 03/26/31 (a)	288	301
Macquarie Bank Limited
3.62%, 06/03/30 (a) (e)	392	371
MGIC Investment Corporation
5.25%, 08/15/28	1,038	1,037
Midcap Financial Issuer Trust
6.50%, 05/01/28 (a)	680	679
Morgan Stanley
4.21%, 04/20/28	452	451
5.45%, 07/20/29	720	729
4.24%, 01/09/30	806	795
5.17%, 01/16/30	1,223	1,234
4.43%, 01/23/30	1,841	1,824
4.56%, 04/10/30	1,235	1,227
5.66%, 04/18/30	657	671
5.04%, 07/19/30	383	385
4.36%, 10/22/31	1,088	1,064
4.49%, 01/16/32	962	943
4.71%, 03/12/32	941	930
Morgan Stanley Bank, N.A.
4.79%, 05/10/30	250	250
Morgan Stanley Private Bank, National Association
4.73%, 07/18/31	252	251
MSCI Inc.
4.00%, 11/15/29 (a)	820	793
3.63%, 09/01/30 (a)	333	315
Mutual Of Omaha Cps Global Funding
5.45%, 12/12/28 (a)	620	631
5.00%, 04/01/30 (a)	390	393
4.55%, 01/13/31 (a)	335	330
Navient Corporation
5.00%, 03/15/27	558	553
NMI Holdings, Inc.
6.00%, 08/15/29	189	193
Nomura Holdings, Inc.
5.00%, 06/29/29	380	381
OneMain Finance Corporation
6.63%, 01/15/28	676	685
Popular, Inc.
7.25%, 03/13/28	671	692
Protective Life Global Funding
5.76%, 07/05/30 (a) (f)	172	178
Rocket Companies, Inc.
6.50%, 08/01/29 (a)	1,370	1,398
6.13%, 08/01/30 (a)	705	718
Rocket Mortgage, LLC
3.88%, 03/01/31 (a)	37	35
Sammons Financial Group, Inc.
5.10%, 12/10/29 (a)	235	236
Santander UK Group Holdings PLC
6.53%, 01/10/29	2,601	2,669
4.32%, 09/22/29	400	396
Societe Generale
5.25%, 02/19/27 (a)	1,126	1,131
Standard Chartered PLC
6.75%, 02/08/28 (a)	393	398
5.69%, 05/14/28 (a)	457	461
4.30%, 01/13/30 (a)	494	487
Starwood Property Trust, Inc.
3.63%, 07/15/26 (a)	350	349
Stellantis Financial Services US Corp.
4.95%, 09/15/28 (a)	557	553
Synchrony Bank
5.63%, 08/23/27 (b)	1,688	1,705
Synchrony Financial
3.70%, 08/04/26	265	265
3.95%, 12/01/27	223	221
5.02%, 07/29/29	387	387
Takeoff Merger Sub Inc.
4.50%, 03/24/29 (a)	496	492
4.85%, 03/24/31 (a)	621	615
Toronto-Dominion Bank, The
3.63%, 09/15/31 (e)	3,526	3,513
U.S. Bancorp
5.05%, 02/12/31	1,687	1,703
UBS Group AG
1.49%, 08/10/27 (a)	313	312
3.87%, 01/12/29 (a)	523	517
5.43%, 02/08/30 (a)	279	283
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.
5.86%, 06/19/32 (a)	514	517
United Wholesale Mortgage, LLC
5.75%, 06/15/27 (a)	1,270	1,256
Wells Fargo & Company
5.71%, 04/22/28	861	869
4.97%, 04/23/29	546	549
5.57%, 07/25/29	1,270	1,291
Westpac Banking Corporation
4.32%, 11/23/31 (e)	243	243
		124,802
Energy 10.3%
Aethon United BR LP
7.50%, 10/01/29 (a)	1,490	1,548
Alliance Resource Operating Partners, L.P.
8.63%, 06/15/29 (a)	365	380
Antero Midstream Partners LP
5.75%, 01/15/28 (a)	691	692
5.38%, 06/15/29 (a)	350	349
Antero Resources Corporation
5.38%, 03/01/30 (a)	1,143	1,151
Buckeye Partners, L.P.
3.95%, 12/01/26	1,138	1,130
6.88%, 07/01/29 (a)	330	336
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	284	273
Cheniere Energy, Inc.
4.63%, 10/15/28	353	352
Chord Energy Corporation
6.00%, 10/01/30 (a)	919	922
Citgo Petroleum Corporation
8.38%, 01/15/29 (a)	2,100	2,158
Civitas Resources, Inc.
8.38%, 07/01/28 (a)	1,312	1,338
8.75%, 07/01/31 (a)	895	935
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (a)	1,440	1,440
Columbia Pipelines Holding Company LLC
6.06%, 08/15/26 (a)	1,523	1,525
6.04%, 08/15/28 (a)	538	552
Continental Resources, Inc.
2.27%, 11/15/26 (a)	2,038	2,023
4.38%, 01/15/28	1,125	1,118
5.75%, 01/15/31 (a)	2,379	2,422
Crescent Energy Finance LLC
7.75%, 07/31/29 (a)	363	363
9.75%, 10/15/30 (a)	685	726
Crestwood Midstream Partners LP
6.00%, 02/01/29 (a)	1,982	1,998
7.38%, 02/01/31 (a)	908	937
Delek Logistics Partners, LP
8.63%, 03/15/29 (a)	869	902
Devon Energy Corporation
3.90%, 05/15/27 (a)	2,053	2,038
5.25%, 10/15/27	1,045	1,044
DT Midstream, Inc.
4.13%, 06/15/29 (a)	2,179	2,136
4.38%, 06/15/31 (a)	517	500

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Ecopetrol S.A.
8.63%, 01/19/29	1,971	2,094
EQT Corporation
7.50%, 06/01/30	304	328
Genesis Energy, L.P.
8.25%, 01/15/29	1,320	1,363
Gulfport Energy Corporation
6.75%, 09/01/29 (a)	609	620
Helix Energy Solutions Group, Inc.
9.75%, 03/01/29 (a)	650	680
Helmerich & Payne, Inc.
4.65%, 12/01/27	525	524
Hess Infrastructure Partners LP
5.88%, 03/01/28 (a)	240	242
Hess Midstream Operations LP
5.13%, 06/15/28 (a)	824	822
HF Sinclair Corporation
5.00%, 02/01/28	1,168	1,168
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (a)	290	289
Kinetik Holdings LP
6.63%, 12/15/28 (a)	1,130	1,146
Medco Laurel Tree Pte. Ltd.
6.95%, 11/12/28 (b)	621	623
NGPL PipeCo LLC
3.25%, 07/15/31 (a)	1,850	1,702
Noble Finance II LLC
8.00%, 04/15/30 (a)	590	611
Occidental Petroleum Corporation
8.88%, 07/15/30	1,109	1,249
7.50%, 05/01/31	182	201
Permian Resources Operating, LLC
7.00%, 01/15/32 (a)	920	952
Petrobras Global Finance B.V.
5.13%, 09/10/30 (f)	1,249	1,231
Seadrill Finance Limited
8.38%, 08/01/30 (a)	931	971
SM Energy Company
6.50%, 07/15/28	682	682
6.75%, 08/01/29 (a)	968	986
Solaris Water Midstream, LLC
7.25%, 04/01/30 (a)	1,640	1,722
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	967	969
5.03%, 10/01/29	777	780
Southwestern Energy Company
5.38%, 02/01/29 - 03/15/30	1,772	1,775
Sunoco LP
5.88%, 07/15/27 (a)	340	339
7.00%, 09/15/28 - 05/01/29 (a)	831	852
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (a)	590	605
Targa Resources Partners LP
4.88%, 02/01/31	730	727
Tengizchevroil Finance Company S.a r.l.
4.00%, 08/15/26 (b)	1,831	1,829
3.25%, 08/15/30 (a)	400	372
TGNR Intermediate Holdings LLC
5.50%, 10/15/29 (a)	1,400	1,377
Viper Energy Partners LLC
4.90%, 08/01/30	526	524
Weatherford International Ltd
8.63%, 04/30/30 (a)	330	333
Western Midstream Operating, LP
4.75%, 08/15/28	385	384
6.35%, 01/15/29	1,179	1,220
Whistler Pipeline LLC
5.40%, 09/30/29 (a)	571	580
WildFire Intermediate Holdings, LLC
7.50%, 10/15/29 (a)	118	121
		64,281
Utilities 6.4%
AES Corporation, The
5.45%, 06/01/28	711	719
Alexander Funding Trust II
7.47%, 07/31/28 (a)	722	755
Alliant Energy Finance, LLC
5.40%, 06/06/27 (a)	244	246
5.95%, 03/30/29 (a)	1,349	1,387
Capital Power (US Holdings) Inc.
5.26%, 06/01/28 (a)	2,082	2,095
CHPE LLC
4.88%, 06/30/31 (a)	666	664
Comision Federal De Electricidad, E.P.E.
5.70%, 01/24/30 (b) (f)	1,400	1,401
Constellation Energy Generation, LLC
4.63%, 02/01/29 (a)	922	917
5.00%, 02/01/31 (a)	1,415	1,413
Electricite de France
5.70%, 05/23/28 (a)	640	652
Emera US Finance LP
4.50%, 04/01/29	314	312
Enel Finance International N.V.
4.13%, 09/30/28 (a)	299	296
5.13%, 06/26/29 (a)	675	683
4.38%, 09/30/30 (a)	770	757
Evergy Missouri West, Inc.
4.70%, 05/21/29 (a)	2,331	2,330
FirstEnergy Pennsylvania Electric Company
4.15%, 03/15/28 (a)	187	186
Hydro One Inc.
4.75%, 05/30/31	412	413
ITC Holdings Corp.
4.95%, 09/22/27 (a)	551	552
4.88%, 04/15/31 (a)	1,230	1,226
Jersey Central Power & Light Company
4.60%, 01/15/30 (a)	144	143
Liberty Utilities Co.
5.58%, 01/31/29 (a)	688	700
5.10%, 05/15/31 (a)	1,032	1,029
National Fuel Gas Company
4.75%, 05/15/29	265	264
5.50%, 03/15/30 (c)	1,541	1,568
5.05%, 10/15/31	767	764
Niagara Mohawk Power Corporation
4.65%, 10/03/30 (a)	455	452
NOVA Securitisation S.a r.l.
5.75%, 02/03/31 (a)	920	884
NRG Energy, Inc.
5.75%, 01/15/28	80	80
5.75%, 07/15/29 (a)	283	283
4.73%, 10/15/30 (a)	1,442	1,423
4.96%, 04/28/31 (a)	195	193
Oncor Electric Delivery Company LLC
4.50%, 03/15/31 (a)	347	343
Pacific Gas and Electric Company
5.00%, 06/04/28	565	568
6.10%, 01/15/29	222	228
5.55%, 05/15/29	525	535
4.55%, 07/01/30	648	638
PG&E Corporation
5.25%, 07/01/30	661	650
PSEG Power LLC
5.20%, 05/15/30 (a)	389	393
Snam S.p.A.
5.00%, 05/28/30 (a)	388	390
Southwest Gas Corporation
5.45%, 03/23/28	357	362
System Energy Resources, Inc.
6.00%, 04/15/28	1,500	1,533
Vistra Operations Company LLC
5.05%, 12/30/26 (a)	175	175
3.70%, 01/30/27 (a)	242	240
4.30%, 10/15/28 (a)	2,011	1,985
4.55%, 10/30/28 (a)	295	293
4.38%, 05/01/29 (a)	1,200	1,179
4.70%, 01/31/31 (a)	686	673
5.00%, 04/30/31 (a)	653	648
7.75%, 10/15/31 (a)	2,745	2,871
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
6.88%, 04/15/32 (a)	1,237	1,281
		39,772
Consumer Discretionary 5.6%
7-Eleven, Inc.
1.80%, 02/10/31 (a)	573	498
Allison Transmission, Inc.
5.88%, 06/01/29 (a)	249	250
American Axle & Manufacturing, Inc.
6.88%, 07/01/28	48	48
Aramark Services, Inc.
5.00%, 02/01/28 (a)	340	339
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (a)	474	473
Carnival Corporation
4.00%, 08/01/28 (a)	3,172	3,111
5.13%, 05/01/29 (a)	857	855
7.00%, 08/15/29 (a)	686	711
5.75%, 03/15/30 (a)	310	313
Churchill Downs Incorporated
4.75%, 01/15/28 (a)	680	672
Dick's Sporting Goods, Inc.
4.00%, 10/01/29 (a)	501	488
Discovery Communications, LLC
3.95%, 03/20/28	1,793	1,767
Discovery Global Holdings, Inc.
3.76%, 03/15/27	377	374
4.05%, 03/15/29	555	549
Dream Finders Homes, Inc.
8.25%, 08/15/28 (a)	775	792
EG Global Finance PLC
12.00%, 11/30/28 (a)	539	573
Empire Resorts, Inc.
7.75%, 11/01/26 (a)	623	618
Flutter Treasury Designated Activity Company
6.38%, 04/29/29 (a)	1,200	1,218
5.88%, 06/04/31 (a)	600	598
Hasbro, Inc.
3.90%, 11/19/29 (c)	969	942
Hyundai Capital America
4.30%, 09/24/27 (a)	700	697
2.00%, 06/15/28 (a)	654	621
4.90%, 06/23/28 (a)	649	651
6.10%, 09/21/28 (a)	745	764
6.50%, 01/16/29 (a)	157	163
Las Vegas Sands Corp.
5.90%, 06/01/27	64	65
Leggett & Platt, Incorporated
3.50%, 11/15/27	1,141	1,118
LGI Homes, Inc.
8.75%, 12/15/28 (a)	980	1,010
Mattel, Inc.
5.88%, 12/15/27 (a)	1,815	1,815
5.00%, 11/17/30	1,188	1,184
MCE Finance Limited
5.75%, 07/21/28 (a)	700	695
Mobility Global Inc.
5.05%, 06/15/29 (a)	374	375
5.45%, 06/15/31 (a)	626	633
Nissan Motor Acceptance Company LLC
6.95%, 09/15/26 (a)	1,486	1,491
1.85%, 09/16/26 (a)	371	367
PENN Entertainment, Inc.
5.63%, 01/15/27 (a)	1,060	1,060
Prosus N.V.
3.26%, 01/19/27 (a)	1,075	1,063
Rakuten Group, Inc.
11.25%, 02/15/27 (a)	1,791	1,852
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27 (a)	764	766
3.70%, 03/15/28	1,493	1,471
5.50%, 04/01/28 (a)	212	214
5.63%, 09/30/31 (a)	960	969
Stellantis Financial Services US Corp.
5.40%, 06/15/29 (a)	436	434
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/29 (a)	350	350
		35,017
Industrials 5.1%
Air Canada
3.88%, 08/15/26 (a)	925	925
Air Lease Corporation
5.10%, 03/01/29	676	680
Aircastle Limited
5.25%, 03/15/30 (a)	1,003	1,009
5.00%, 09/15/30 - 05/15/31 (a)	628	624
Aktsionernoe Obshchestvo Natsionalnaya Kompaniya Kazakstan Temir Zholy
4.88%, 04/29/31 (a)	404	395
ATI Inc.
7.25%, 08/15/30	568	589
Boeing Company, The
5.04%, 05/01/27 (c)	229	230
Chart Industries, Inc.
7.50%, 01/01/30 (a)	605	625
Czechoslovak Group a.s.
6.50%, 01/10/31 (a)	1,170	1,192
Equipmentshare.Com Inc.
9.00%, 05/15/28 (a)	644	657
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (a)	1,570	1,565
GEO Group, Inc., The
8.63%, 04/15/29	875	911
Griffon Corporation
5.75%, 03/01/28	432	431
GXO Logistics Inc.
1.65%, 07/15/26	1,040	1,039
6.25%, 05/06/29	1,158	1,197
Hexcel Corporation
4.90%, 05/15/31 (c)	643	641
Hillenbrand, Inc.
6.25%, 02/15/29 (f)	996	933
Jacobs Engineering Group Inc.
6.35%, 08/18/28	1,347	1,391
Jacobs Solutions Inc.
4.75%, 03/03/31	458	453
Madison IAQ LLC
4.13%, 06/30/28 (a)	1,124	1,105
MasTec, Inc.
4.50%, 08/15/28 (a)	1,602	1,587
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (a)	260	260
Molex Electronic Technologies, LLC
4.75%, 04/30/28 (a)	669	670
Regal Rexnord Corporation
6.05%, 04/15/28 (c)	1,200	1,225
6.30%, 02/15/30 (c)	1,188	1,239
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (a)	320	320
TransDigm Inc.
6.75%, 08/15/28 (a)	1,350	1,363
Trinity Industries, Inc.
7.75%, 07/15/28 (a)	1,081	1,102
Triton Container International Limited
3.15%, 06/15/31 (a)	436	395
Uber Technologies, Inc.
4.50%, 08/15/29 (a)	4,269	4,239
Vertiv Group Corporation
4.13%, 11/15/28 (a)	718	710
XPO, Inc.
6.25%, 06/01/28 (a)	2,239	2,263
		31,965
Health Care 4.5%
180 Medical, Inc.
3.88%, 10/15/29 (a)	1,257	1,206
Adventist Health System/West
4.74%, 12/01/30	1,777	1,762

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Baxter International Inc.
2.27%, 12/01/28	394	371
4.45%, 02/15/29	188	186
4.90%, 12/15/30	1,319	1,308
Bayer US Finance II LLC
4.38%, 12/15/28 (a)	470	465
Bayer US Finance LLC
6.25%, 01/21/29 (a)	597	616
6.38%, 11/21/30 (a)	1,522	1,600
Centene Corporation
2.45%, 07/15/28	944	897
3.00%, 10/15/30	738	667
CommonSpirit Health
4.35%, 09/01/30	537	525
Dentsply Sirona Inc.
3.25%, 06/01/30	961	888
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/26 (a)	160	158
3.75%, 06/15/29 (a)	992	960
2.38%, 02/16/31 (a)	408	362
Health Care Service Corporation, A Mutual Legal Reserve Company
5.20%, 06/15/29 (a)	313	316
Icon Investments Six Designated Activity Company
5.81%, 05/08/27	566	570
5.85%, 05/08/29	2,431	2,483
Illumina, Inc.
5.75%, 12/13/27	721	732
4.75%, 12/12/30	899	894
IQVIA Inc.
5.00%, 05/15/27 (a)	821	821
5.70%, 05/15/28	200	203
Medline Borrower, LP
6.25%, 04/01/29 (a)	1,097	1,121
5.00%, 06/15/31 (a)	629	626
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	1,234	1,198
Organon & Co.
4.13%, 04/30/28 (a)	1,510	1,491
Rede D'Or Finance
4.95%, 01/17/28 (b)	727	719
Royalty Pharma PLC
5.15%, 09/02/29	410	415
2.20%, 09/02/30	176	159
Tenet Healthcare Corporation
6.13%, 10/01/28	1,032	1,036
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	1,404	1,398
Universal Health Services, Inc.
4.63%, 10/15/29	1,357	1,340
2.65%, 10/15/30	215	193
		27,686
Information Technology 3.1%
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	1,444	1,427
Foundry JV Holdco LLC
5.90%, 01/25/30 (a)	2,993	3,090
5.50%, 01/25/31 (a)	1,027	1,050
6.15%, 01/25/32 (a)	648	680
Intel Corporation
2.45%, 11/15/29	330	307
4.65%, 06/01/31	964	955
Kioxia Holdings Corporation
6.25%, 07/24/30 (a)	303	313
Microchip Technology Incorporated
5.05%, 03/15/29 - 02/15/30	994	1,000
Oracle Corporation
4.55%, 02/04/29	1,628	1,605
6.15%, 11/09/29	1,051	1,076
2.95%, 04/01/30	103	95
4.45%, 09/26/30	3,303	3,190
4.95%, 02/04/31	1,240	1,214
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/29 (a)	300	314
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)	1,013	1,012
TD SYNNEX Corporation
4.30%, 01/17/29	467	461
VeriSign, Inc.
5.10%, 07/15/31	286	287
ViaSat, Inc.
5.63%, 04/15/27 (a)	965	962
Vontier Corporation
2.95%, 04/01/31	271	245
		19,283
Real Estate 2.1%
EPR Properties
4.75%, 12/15/26	564	564
3.75%, 08/15/29	293	283
Equinix Europe 2 Financing Corporation LLC
4.60%, 11/15/30	517	511
HAT Holdings I LLC
3.75%, 09/15/30 (a)	950	887
Iron Mountain Incorporated
4.88%, 09/15/27 (a)	623	621
5.25%, 03/15/28 (a)	600	599
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 (a)	1,108	1,101
4.75%, 06/15/29 (a)	1,368	1,336
7.00%, 07/15/31 (a)	403	418
Park Intermediate Holdings LLC
5.88%, 10/01/28 (a)	700	700
Prologis Targeted U.S. Logistics Fund, L.P.
4.25%, 01/15/31 (a)	802	781
VICI Properties Inc.
4.50%, 09/01/26 (a)	956	956
4.25%, 12/01/26 (a)	709	708
5.75%, 02/01/27 (a)	707	709
3.75%, 02/15/27 (a)	441	438
3.88%, 02/15/29 (a)	864	839
4.63%, 12/01/29 (a)	759	746
WEA Finance LLC
2.88%, 01/15/27 (a)	550	545
3.50%, 06/15/29 (a)	285	274
		13,016
Consumer Staples 2.0%
Albertsons Companies, Inc.
6.50%, 02/15/28 (a)	622	627
Allied Universal Holdco LLC
6.00%, 06/01/29 (a)	400	398
Ashtead Capital, Inc.
4.38%, 08/15/27 (a)	1,209	1,204
4.25%, 11/01/29 (a)	200	196
Bacardi Limited
4.70%, 05/15/28 (a)	626	624
5.25%, 01/15/29 (a)	653	658
Bacardi-Martini B.V.
5.55%, 02/01/30 (a)	845	861
Central American Bottling Corporation
5.25%, 04/27/29 (a)	708	697
Conagra Brands, Inc.
7.00%, 10/01/28	304	317
4.85%, 11/01/28	1,618	1,620
Imperial Brands Finance PLC
5.50%, 02/01/30 (a)	1,210	1,236
4.88%, 02/07/32 (a)	550	546
Japan Tobacco Inc.
5.25%, 06/15/30 (a)	1,754	1,786
JBS USA Food Company
3.00%, 02/02/29	545	523
Keurig Dr Pepper Inc.
4.35%, 05/15/28	438	436
Pilgrim's Pride Corporation
4.25%, 04/15/31	672	644
		12,373
Materials 1.6%
Anglo American Capital PLC
4.75%, 04/10/27 (a)	333	334

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
4.63%, 03/19/31 (a)	559	550
Celanese US Holdings LLC
1.40%, 08/05/26	122	121
EQUATE Petrochemical
4.25%, 11/03/26 (b)	201	200
First Quantum Minerals Ltd
8.63%, 06/01/31 (a)	1,375	1,432
Freeport-McMoRan Inc.
5.25%, 09/01/29	495	498
Glencore Funding LLC
5.40%, 05/08/28 (a)	229	232
6.13%, 10/06/28 (a)	513	527
5.19%, 04/01/30 (a)	914	924
6.38%, 10/06/30 (a)	772	815
Methanex Corporation
5.13%, 10/15/27	340	339
PT. Freeport Indonesia
4.76%, 04/14/27 (b)	1,400	1,399
Saudi Arabian Mining Company
5.25%, 02/13/30 (a)	393	396
Snf Group
3.38%, 03/15/30 (a)	1,300	1,210
5.63%, 03/31/31 (a)	710	718
		9,695
Communication Services 1.3%
CCO Holdings, LLC
5.13%, 05/01/27 (a)	426	424
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a)	67	67
7.50%, 06/01/29 (a)	1,062	1,062
Deutsche Telekom International Finance B.V.
8.25%, 06/15/30 (c) (g)	832	936
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	152	152
NTT Finance Corporation
4.74%, 03/31/28 (a)	315	315
4.83%, 11/01/29 (a)	555	554
Paramount Global
2.90%, 01/15/27	463	458
3.38%, 02/15/28	786	764
3.70%, 06/01/28	217	210
4.20%, 06/01/29	240	231
7.88%, 07/30/30	178	187
Roblox Corporation
3.88%, 05/01/30 (a)	681	644
Space Exploration Technologies Corp.
5.35%, 07/15/31 (a)	1,468	1,463
Telefonica Europe B.V.
8.25%, 09/15/30	466	524
		7,991
Total Corporate Bonds And Notes (cost $385,696)		385,881
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 27.3%
ACORE 2026-FL1 Issuer, LLC
Series 2026-A-FL1, 5.09%, (1 Month Term SOFR + 1.45%), 08/20/30 (d) (g)	440	441
Affirm Master Trust
Series 2026-A-2A, 4.67%, 04/16/29	675	673
Series 2025-A-1A, 4.99%, 02/15/33	135	135
Series 2026-A-1A, REMIC, 4.37%, 02/15/28	1,050	1,043
Affirm Master Trust Series 2025-3
Series 2025-A-3A, 4.45%, 10/16/34	1,085	1,076
AGL CLO 1 LTD
Series 2019-ARR-1A, 4.88%, (3 Month Term SOFR + 1.20%), 10/20/34 (d)	3,100	3,101
ALA Trust 2025-OANA
Series 2025-A-OANA, REMIC, 5.37%, (1 Month Term SOFR + 1.74%), 06/15/27 (d)	480	482
Allegany Park CLO, Ltd.
Series 2019-ARR-1A, 4.78%, (3 Month Term SOFR + 1.10%), 01/22/35 (d)	560	560
Apex Credit CLO 2021 Ltd
Series 2021-ANR-1A, 4.90%, (3 Month Term SOFR + 1.22%), 07/18/34 (d)	3,600	3,600
Arbor Realty Commercial Real Estate Notes 2022-Fl1, Ltd.
Series 2022-A-FL1, 5.04%, (SOFR 30-Day Average + 1.45%), 01/15/37 (d)	188	188
Arbor Realty Commercial Real Estate Notes 2025-FL1, LLC
Series 2025-A-FL1, 4.99%, (1 Month Term SOFR + 1.35%), 02/20/29 (d)	810	812
ARDN 2025-ARCP Mortgage Trust
Series 2025-A-ARCP, REMIC, 5.41%, (1 Month Term SOFR + 1.75%), 06/15/27 (d)	220	220
ARES Commercial Mortgage Trust 2026-AZURE
Series 2026-A-AZURE, REMIC, 4.98%, (1 Month Term SOFR + 1.35%), 04/17/28 (d)	590	590
Balboa Bay Loan Funding 2023-2 Ltd
Series 2023-A1R-2A, 4.83%, (3 Month Term SOFR + 1.15%), 10/20/36 (d)	2,320	2,319
Bank5 2023-5YR2
Series 2023-A3-5YR2, REMIC, 6.66%, 06/16/28 (d)	600	616
Bank5 2024-5Yr11
Series 2024-A3-5YR11, REMIC, 5.89%, 11/19/29	730	751
Bank5 2024-5YR8
Series 2024-A3-5YR8, REMIC, 5.88%, 07/17/29	750	770
BAR 2026-FL1 Issuer LLC
Series 2026-A-FL1, 5.24%, (1 Month Term SOFR + 1.60%), 08/20/43 (d) (g)	920	924
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 4.73%, (SOFR 30-Day Average + 1.10%), 12/26/31 (d)	269	269
BBAM US CLO III Ltd
Series 2023-A1R-3A, 4.84%, (3 Month Term SOFR + 1.17%), 10/15/38 (d)	380	380
BBCMS Mortgage Trust 2024-5C29
Series 2024-A2-5C29, REMIC, 4.74%, 08/17/29	991	985
BBCMS Mortgage Trust 2025-5C33
Series 2025-A4-5C33, REMIC, 5.84%, 02/15/30	530	546
BDS 2025-FL15 LLC
Series 2025-A-FL15, 5.04%, (1 Month Term SOFR + 1.40%), 08/19/30 (d) (g)	970	972
BDS 2025-FL16 LLC
Series 2025-A-FL16, 5.04%, (1 Month Term SOFR + 1.40%), 06/22/43 (d) (g)	690	692
BDS 2026-FL17 LLC
Series 2026-A-FL17, 4.99%, (1 Month Term SOFR + 1.35%), 05/19/43 (d) (g)	460	461
Benchmark 2018-B2 Mortgage Trust
Series 2018-A5-B2, REMIC, 3.88%, 01/18/28 (d)	330	324
Benchmark 2019-B11 Mortgage Trust
Series 2019-A5-B11, REMIC, 3.54%, 05/17/28	510	490
Benchmark 2024-V11 Mortgage Trust
Series 2024-A3-V11, REMIC, 5.91%, 10/17/29 (d)	1,710	1,760
Benchmark 2024-V12 Mortgage Trust
Series 2024-A3-V12, REMIC, 5.74%, 12/15/29	750	769
Benchmark 2024-V7 Mortgage Trust
Series 2024-A3-V7, REMIC, 6.23%, 05/17/29 (d)	1,030	1,064
Benchmark 2024-V8 Mortgage Trust
Series 2024-A3-V8, REMIC, 6.19%, 06/15/29 (d)	390	403
Benchmark 2024-V9 Mortgage Trust
Series 2024-A3-V9, REMIC, 5.60%, 08/17/29	1,670	1,701
Black Diamond CLO 2021-1 Ltd
Series 2021-A1AR-1A, 4.91%, (3 Month Term SOFR + 1.25%), 11/22/34 (d)	920	919
BMO 2023-5C2 Mortgage Trust
Series 2023-A3-5C2, REMIC, 7.05%, 10/17/28 (d)	620	646
BMO 2024-5C6 Mortgage Trust
Series 2024-A3-5C8, REMIC, 5.63%, 12/17/29 (d)	1,140	1,165

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
BMO 2025-5C12 Mortgage Trust
Series 2025-A3-5C12, REMIC, 5.18%, 10/15/58	860	866
BSPDF 2026-FL3 Issuer, LLC
Series 2026-A-FL3, 5.09%, (1 Month Term SOFR + 1.45%), 09/18/43 (d)	430	432
BSPDF 2026-FL4 Issuer, LLC
Series 2026-A-FL4, 5.09%, (1 Month Term SOFR + 1.45%), 11/18/43 (d)	1,050	1,052
BSPRT 2025-FL12 Issuer, LLC
Series 2025-A-FL12, 5.02%, (1 Month Term SOFR + 1.39%), 04/17/43 (d)	620	621
Buckhorn Park CLO, Ltd.
Series 2019-ARR-1A, 4.75%, (3 Month Term SOFR + 1.07%), 07/18/34 (d)	2,030	2,030
BVCLN 2026-CRD1 LLC
Series 2026-A-CRD1, REMIC, 5.19%, (SOFR 30-Day Average + 0.00%), 03/25/34 (d)	1,075	1,075
Series 2026-B-CRD1, REMIC, 5.49%, (SOFR 30-Day Average + 0.00%), 03/25/34 (d)	1,490	1,490
BX Commercial Mortgage Trust 2024-XL4
Series 2024-A-XL4, REMIC, 5.07%, (1 Month Term SOFR + 1.44%), 02/15/39 (d)	449	450
BX Commercial Mortgage Trust 2025-BCAT
Series 2025-A-BCAT, REMIC, 5.01%, (1 Month Term SOFR + 1.38%), 08/16/27 (d)	446	447
BX Trust
Series 2025-A-ARIA, REMIC, 5.03%, 12/13/30 (d)	700	701
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 5.07%, (1 Month Term SOFR + 1.44%), 04/15/29 (d)	865	866
BX Trust 2025-ROIC
Series 2025-A-ROIC, REMIC, 4.77%, (1 Month Term SOFR + 1.14%), 03/15/27 (d)	453	452
BX Trust 2025-TAIL
Series 2025-A-TAIL, 5.03%, (1 Month Term SOFR + 1.40%), 06/15/27 (d)	510	511
BX Trust 2025-VOLT
Series 2025-A-VOLT, REMIC, 5.33%, (1 Month Term SOFR + 1.70%), 12/16/30 (d)	1,430	1,433
Canyon CLO 2020-2 Ltd
Series 2020-AR2-2A, 4.70%, (3 Month Term SOFR + 1.03%), 10/15/34 (d)	2,000	2,000
CarMax Auto Owner Trust 2023-1
Series 2023-B-1, 4.98%, 01/16/29	1,960	1,966
CarMax Auto Owner Trust 2023-2
Series 2023-B-2, 5.18%, 03/15/27	1,150	1,156
CarMax Auto Owner Trust 2023-4
Series 2023-B-4, 6.39%, 09/15/27	1,975	2,015
CarMax Auto Owner Trust 2024-2
Series 2024-A4-2, 5.51%, 11/15/29	385	390
Carmax Select Receivables Trust 2026-A
Series 2026-A3-A, 3.99%, 11/16/28	335	331
Carvana Auto Receivables Trust 2021-N1
Series 2021-A-N1, 0.70%, 01/10/28	4	4
Carvana Auto Receivables Trust 2022-P2
Series 2022-A4-P2, 4.68%, 09/10/26	351	351
Cathedral Lake VI, Ltd.
Series 2021-ANR-6A, 4.87%, (3 Month Term SOFR + 1.20%), 04/25/34 (d)	930	930
Cedar Funding XI CLO Ltd
Series 2019-A1R2-11A, 4.72%, (3 Month Term SOFR + 1.06%), 06/01/32 (d)	754	755
Citigroup Commercial Mortgage Trust 2016-GC36
Series 2016-A5-GC36, REMIC, 3.62%, 02/12/49	26	26
Citizens Auto Receivables Trust 2023-1
Series 2023-A4-1, 5.78%, 12/15/26	1,505	1,514
Series 2023-A3-1, 5.84%, 01/18/28	194	194
Citizens Auto Receivables Trust 2023-2
Series 2023-A4-2, 5.74%, 01/15/27	980	987
Clover CLO 2021-3 LLC
Series 2021-AR-3A, 4.74%, (3 Month Term SOFR + 1.07%), 01/25/35 (d)	430	430
Columbia Cent CLO 32 Limited
Series 2022-A1R2-32A, 4.79%, (3 Month Term SOFR + 1.12%), 07/24/34 (d)	1,010	1,010
CONE Trust 2024-DFW1
Series 2024-A-DFW1, REMIC, 5.27%, (1 Month Term SOFR + 1.64%), 08/15/41 (d)	500	498
Continental Finance Credit Card ABS Master Trust
Series 2025-A-A, 5.40%, 12/15/35	500	498
CPS Auto Receivables Trust 2023-C
Series 2023-D-C, 6.77%, 06/15/27	1,155	1,180
CPS Auto Receivables Trust 2024-A
Series 2024-D-A, 6.13%, 04/15/30	1,050	1,063
Crown City CLO V
Series 2023-A1R2-5AR, 4.91%, (3 Month Term SOFR + 1.25%), 04/20/37 (d)	950	951
CSAIL 2017-CX10 Commercial Mortgage Trust
Series 2017-A5-CX10, REMIC, 3.46%, 11/18/27 (d)	1,050	1,022
DBC 2025-DBC Mortgage Trust
Series 2025-A-DBC, REMIC, 4.98%, (1 Month Term SOFR + 1.35%), 11/15/27 (d)	620	621
DBGS 2018-C1 Mortgage Trust
Series 2018-A4-C1, REMIC, 4.47%, 10/17/28 (d)	2,030	2,010
Dell Equipment Finance Trust 2026-1
Series 2026-A3-1A, 4.32%, 12/22/28	155	155
Dryden 104 CLO Ltd
Series 2022-A1R-104A, 4.93%, (3 Month Term SOFR + 1.29%), 08/20/34 (d)	2,830	2,831
Dryden 43 Senior Loan Fund LLC
Series 2016-AR3-43A, 4.75%, (3 Month Term SOFR + 1.07%), 04/20/34 (d)	1,630	1,631
Exeter Automobile Receivables Trust 2024-3
Series 2024-D-3A, 5.98%, 09/16/30	540	550
Exeter Automobile Receivables Trust 2026-3
Series 2026-A3-3A, 4.47%, 07/15/30	420	419
First National Master Note Trust
Series 2026-A-1I, 4.61%, 05/15/29	820	823
Ford Credit Auto Lease Trust 2024-A
Series 2024-B-A, 5.29%, 07/15/26	329	329
Ford Credit Auto Owner Trust 2026-REV1
Series 2026-A-1, 4.32%, 02/15/31 (g)	1,393	1,376
FS Rialto 2025-FL10 Issuer, LLC
Series 2025-A-FL10, 5.02%, (1 Month Term SOFR + 1.39%), 08/19/42 (d) (g)	520	521
GLS Auto Receivables Issuer Trust 2026-1
Series 2026-A3-1A, 3.97%, 12/15/27	335	333
GLS Auto Receivables Issuer Trust 2026-2
Series 2026-A3-2A, 4.33%, 11/15/29	205	205
GS Mortgage Securities Corporation II
Series 2025-A-SNIP, REMIC, 5.13%, (1 Month Term SOFR + 1.50%), 09/15/27 (d)	840	843
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	280	265
Hudson Yards 2025-SPRL Mortgage Trust
Series 2025-A-SPRL, REMIC, 5.47%, 01/15/30 (d)	730	742
Huntington Auto Trust 2024-1
Series 2024-A3-1A, 5.23%, 09/15/27	672	675
Huntington National Bank, The
Series 2024-B1-1, 6.15%, 02/20/28 (a)	364	367
Series 2024-B1-2, 5.44%, 10/20/32	369	371
INCREF 2026-Fl3 LLC
Series 2026-A-FL3, 5.05%, (1 Month Term SOFR + 1.40%), 01/20/44 (d) (g)	460	460
J.P. Morgan Mortgage Trust 2025-NQM5
Series 2025-A1FC-NQM5, REMIC, 4.79%, 10/25/29 (g)	805	799
J.P. Morgan Mortgage Trust 2026-NQM1
Series 2026-A1FC-NQM1, REMIC, 4.60%, 01/25/30 (g)	772	766
JPMDB Commercial Mortgage Securities Trust 2017-C7
Series 2017-A4-C7, REMIC, 3.15%, 07/16/27	1,793	1,765

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Kennedy Lewis CLO 3 Ltd.
Series 2024-AR-14A, 4.98%, (3 Month Term SOFR + 1.32%), 04/22/37 (d)	690	692
KIND Commercial Mortgage Trust 2024-1
Series 2024-A-1, REMIC, 5.52%, (1 Month Term SOFR + 1.95%), 08/17/26 (d)	550	550
Kinetic Advantage Master Owner Trust
Series 2025-A-1A, 5.87%, (1 Month Term SOFR + 2.20%), 10/15/27 (d)	505	507
KKR CLO 15 Ltd.
Series BR2-15, 4.96%, (3 Month Term SOFR + 1.55%), 01/18/32 (d)	1,340	1,340
KKR CLO 24 LTD.
Series A1R-24, 5.02%, (3 Month Term SOFR + 1.34%), 04/20/32 (d)	525	526
KKR CLO 40 Ltd
Series AR-40A, 4.98%, (3 Month Term SOFR + 1.30%), 10/20/34 (d)	280	280
LAD Auto Receivables Trust 2023-3
Series 2023-C-3A, 6.43%, 12/15/26	1,880	1,896
LAD Auto Receivables Trust 2024-2
Series 2024-A3-2A, 5.61%, 12/15/26	264	265
LBA Trust 2024-7IND
Series 2024-A-7IND, REMIC, 5.07%, (1 Month Term SOFR + 1.44%), 10/15/26 (d)	355	355
LCM 33 Ltd
Series AR-33A, 4.86%, (3 Month Term SOFR + 1.18%), 07/20/34 (d)	1,070	1,070
LCM 35 Ltd.
Series A1R-35A, 4.75%, (3 Month Term SOFR + 1.08%), 10/15/34 (d)	1,500	1,500
Lendmark Funding Trust 2021-2
Series 2021-A-2A, 2.00%, 04/20/32	1,710	1,666
Lendmark Funding Trust 2021-B
Series 2021-A-1A, 1.90%, 11/20/31	1,564	1,536
Lendmark Funding Trust 2026-1
Series 2026-A-1A, 4.80%, 09/20/30	535	531
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.01%, (1 Month Term SOFR + 1.39%), 11/01/29 (d) (g)	770	771
M&T Bank Auto Receivables Trust 2026-1
Series 2026-A3-1A, 4.66%, 06/16/31	610	611
M&T Bank RV Trust 2026-1
Series 2026-A-1A, 4.35%, 01/15/46	298	294
Madison Park Euro Funding XVII Designated Activity Company
Series 2022-A1R-57A, 4.95%, (3 Month Term SOFR + 1.28%), 07/27/34 (d)	1,210	1,210
Mariner Finance Issuance Trust 2021-A
Series 2021-A-AA, 1.86%, 03/20/36	972	958
Mariner Finance Issuance Trust 2021-B
Series 2021-A-BA, 2.10%, 10/20/27	2,585	2,532
Merchants Fleet Funding LLC
Series 2024-A-1A, 5.82%, 08/20/27	819	822
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 4.83%, (1 Month Term SOFR + 1.19%), 10/21/36 (d)	23	23
MF1 2026-FL22 LLC
Series 2026-A-FL22, 5.04%, (1 Month Term SOFR + 1.40%), 11/18/43 (d)	1,220	1,222
Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C1
Series 2025-A3-5C1, REMIC, 5.64%, 03/15/30	1,080	1,105
Morgan Stanley Capital I Trust 2024-NSTB
Series 2024-A-NSTB, REMIC, 3.90%, 07/25/32 (d) (g)	1,176	1,157
Morgan Stanley Residential Mortgage Loan Trust 2026-DSC1
Series 2026-A1FC-DSC1, REMIC, 4.62%, 01/25/71 (g)	620	614
Morgan Stanley Residential Mortgage Loan Trust 2026-NQM3
Series 2026-A1FC-NQM3, REMIC, 5.13%, 03/25/71 (g)	235	234
Navesink CLO 3, Limited
Series 2025-A1-3A, 5.15%, (3 Month Term SOFR + 1.48%), 07/15/37 (d)	1,780	1,781
Navesink CLO 4 Ltd
Series 2025-A1-4A, 4.95%, (3 Month Term SOFR + 1.28%), 10/15/37 (d)	390	390
Navient Private Education Refi Loan Trust 2021-C
Series 2021-A-CA, 1.06%, 10/15/69	540	484
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	526	473
Navient Refinance Loan Trust 2026-A
Series 2026-A-A, 4.50%, 04/16/35	267	263
Nelnet Student Loan Trust 2021-A
Series 2021-APT1-A, 1.36%, 04/20/62	202	192
Nissan Auto Lease Trust 2026-A
Series 2026-A3-A, 3.87%, 03/15/29	460	456
NYMT Loan Trust 2026-INV1
Series 2026-A1FC-INV1, REMIC, 4.61%, 02/25/61 (g)	274	270
OBX 2026-NQM7 Trust
Series 2026-A1FC-NQM7, REMIC, 5.22%, 04/26/66 (g)	314	313
OBX 2025-NQM17 Trust
Series 2025-A1FC-NQM17, REMIC, 4.85%, 08/25/65 (g)	652	649
OBX 2025-NQM21 Trust
Series 2025-A1FC-NQM21, REMIC, 4.92%, 10/25/65 (g)	537	535
OBX 2026-NQM6 Trust
Series 2026-A1FC-NQM6, REMIC, 5.06%, 04/25/66 (d) (g)	1,323	1,317
Ocean Trails CLO XI
Series 2021-AR-11A, 4.71%, (3 Month Term SOFR + 1.03%), 07/20/34 (d)	2,240	2,240
Octagon Investment Partners 51 Ltd
Series 2021-AR-1A, 4.67%, (3 Month Term SOFR + 0.99%), 07/20/34 (d)	1,210	1,211
Octane Receivables Trust 2024-2
Series 2024-A2-2A, 5.80%, 07/20/32	152	153
Octane Receivables Trust 2024-3
Series 2024-A2-3A, REMIC, 4.94%, 08/20/27	942	944
OneMain Financial Issuance Trust 2021-1
Series 2021-A1-1A, 1.55%, 09/14/27	1,105	1,083
OneMain Financial Issuance Trust 2023-1
Series 2023-A-1A, 5.50%, 09/14/29	2,240	2,278
PFP 2025-12, Ltd.
Series 2025-A-12, 5.13%, (1 Month Term SOFR + 1.49%), 06/18/30 (d) (g)	1,300	1,305
PFP 2026-13 Ltd
Series 2026-A-13, 5.14%, (1 Month Term SOFR + 1.50%), 08/18/43 (d) (g)	590	593
PFP 2026-14, Ltd.
Series 2026-A-14, 4.97%, (1 Month Term SOFR + 1.32%), 05/20/30 (d) (g)	1,060	1,060
Post CLO 2022-1 LTD
Series 2022-AR-1A, REMIC, 4.78%, (3 Month Term SOFR + 1.10%), 04/20/35 (d)	610	610
ROCK Trust 2024-CNTR
Series 2024-A-CNTR, REMIC, 5.39%, 11/15/41	1,190	1,202
RR 20 Ltd
Series 2022-A1R-20A, 4.66%, (3 Month Term SOFR + 0.99%), 07/15/37 (d)	2,200	2,198
Santander Drive Auto Receivables Trust 2007-2
Series 2025-A3-4, 4.17%, 04/17/28	865	863
Santander Drive Auto Receivables Trust 2023-1
Series 2023-C-1, 5.09%, 05/15/30	805	808
Santander Drive Auto Receivables Trust 2023-3
Series 2023-C-3, 5.77%, 05/15/28	940	948
Santander Drive Auto Receivables Trust 2023-6
Series 2023-C-6, 6.40%, 10/16/28	340	348
Santander Drive Auto Receivables Trust 2024-1
Series 2024-C-1, 5.45%, 07/15/27	1,010	1,016
Santander Drive Auto Receivables Trust 2024-2
Series 2024-C-2, 5.84%, 07/17/28	1,145	1,159
Santander Drive Auto Receivables Trust 2024-3
Series 2024-B-3, 5.55%, 06/15/27	580	582
Santander Drive Auto Receivables Trust 2025-1
Series 2025-A2-1, 4.87%, 07/15/26	5	5
Series 2025-B-1, 4.88%, 05/15/28	540	542

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Santander Drive Auto Receivables Trust 2026-1
Series 2026-A3-1, 3.93%, 07/17/28	715	710
SCCU Auto Receivables Trust 2025-1
Series 2025-A4-1A, 4.68%, 07/16/29	1,190	1,185
SCF Equipment Leasing 2024-1 LLC
Series 2024-A3-1A, 5.52%, 10/20/28	231	233
SCF Equipment Leasing 2025-1 LLC
Series 2025-A3-1A, 5.11%, 11/21/33	599	604
SCF Equipment Leasing 2025-2 LLC
Series 2025-A3-2A, 4.33%, 08/20/30	990	980
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	270	270
SFS Auto Receivables Securitization Trust 2024-3
Series 2024-A3-3A, 4.55%, 04/20/28	396	396
SG Residential Mortgage Trust 2026-3
Series 2026-A1FC-3, REMIC, 5.08%, 05/25/66 (g)	347	345
Stellantis Financial Underwritten Enhanced Lease Trust 2025-A
Series 2025-A4-AA, 4.50%, 10/20/27	455	455
Stellantis Financial Underwritten Enhanced Lease Trust 2026-A
Series 2026-A3-AA, 4.35%, 12/20/28	515	513
SWCH Commercial Mortgage Trust 2025-DATA
Series 2025-A-DATA, 5.07%, (1 Month Term SOFR + 1.44%), 03/15/27 (d)	860	856
Symphony CLO 30 Ltd
Series 2023-A1R-30A, 5.22%, (3 Month Term SOFR + 1.54%), 10/20/37 (d)	620	620
Toyota Auto Loan Extended Note Trust 2026-1
Series 2026-A-1A, 4.58%, 04/25/31	945	943
U.S. Bank National Association
Series 2025-B-SUP1, 5.58%, 02/25/32	356	356
Series 2026-B1-RVM1, 4.96%, 12/25/46	1,300	1,284
UBS Commercial Mortgage Trust 2019-C18
Series 2019-A4-C18, REMIC, 3.04%, 12/17/29	70	65
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	397	401
Venture 45 CLO Ltd
Series 2022-A1R-45A, 4.95%, (3 Month Term SOFR + 1.27%), 07/20/35 (d)	1,400	1,401
Verdant Receivables 2025-1 LLC
Series 2025-A3-1A, 4.96%, 06/12/29	1,755	1,759
Verus Securitization Trust 2025-10
Series 2025-A1FC-10, REMIC, 5.02%, 07/25/70 (g)	357	357
Verus Securitization Trust 2025-R2
Series 2025-A1FC-12, REMIC, 4.86%, 12/25/70 (g)	255	254
Verus Securitization Trust 2026-1
Series 2026-A1FC-1, REMIC, 4.74%, 01/25/71 (g)	363	360
Verus Securitization Trust 2026-2
Series 2026-A1FC-2, REMIC, 4.51%, 02/25/71 (g)	560	554
Verus Securitization Trust 2026-3
Series 2026-A1FC-3, REMIC, 4.93%, 03/25/71 (g)	328	326
Verus Securitization Trust 2026-4
Series 2026-A1FC-4, REMIC, 5.00%, 04/25/71 (g)	530	527
Verus Securitization Trust 2026-R3
Series 2026-A1FC-R3, REMIC, 5.19%, 02/25/68 (g)	177	177
Volkswagen Credit Auto Master Owner Trust
Series 2026-A-1A, 4.71%, 05/21/29	610	612
Wells Fargo Commercial Mortgage Trust 2017-C40
Series 2017-A3-C40, REMIC, 3.32%, 08/17/27	3,600	3,557
Wells Fargo Commercial Mortgage Trust 2019-C50
Series 2019-A5-C50, REMIC, 3.73%, 04/17/29	130	125
Wells Fargo Commercial Mortgage Trust 2024-5C1
Series 2024-A3-5C1, REMIC, 5.93%, 07/15/57	880	903
Wells Fargo Commercial Mortgage Trust 2025-5C3
Series 2025-A3-5C3, REMIC, 6.10%, 01/15/58	1,620	1,679
Wells Fargo Commercial Mortgage Trust 2025-5C4
Series 2025-A3-5C4, REMIC, 5.67%, 05/15/30	1,710	1,753
Western Funding Auto Loan Trust 2025-1
Series 2025-A-1, 4.75%, 04/17/28	1,710	1,704
Westlake Automobile Receivables Trust 2023-1
Series 2023-D-1A, 6.79%, 11/15/28	925	934
Westlake Automobile Receivables Trust 2023-3
Series 2023-C-3A, 6.02%, 09/15/28	783	786
Westlake Automobile Receivables Trust 2024-1
Series 2024-B-1A, 5.55%, 11/15/27	289	289
Series 2024-C-1A, 5.65%, 02/15/29	1,335	1,342
Series 2024-D-1A, 6.02%, 10/15/29	820	833
Westlake Automobile Receivables Trust 2024-2
Series 2024-D-2A, 5.91%, 04/15/30	765	777
Westlake Automobile Receivables Trust 2024-3
Series 2024-A3-3A, 4.71%, 08/15/26	362	363
Wind River 2019-3 CLO Ltd.
Series 2019-AR3-3A, 4.87%, (3 Month Term SOFR + 1.20%), 01/15/38 (d)	580	580
Wind River 2022-1 CLO Ltd
Series 2022-ARR-1AR, 4.80%, 07/20/35 (d)	1,440	1,440
Zais CLO 11 Ltd
Series 2018-BR-11A, 5.47%, (3 Month Term SOFR + 1.79%), 01/20/32 (d)	250	250
Zais CLO 16 Ltd
Series 2020-A1R2-16A, 4.81%, (3 Month Term SOFR + 1.13%), 10/20/34 (d)	1,020	1,017
Total Non-U.S. Government Agency Asset-Backed Securities (cost $169,830)		169,814
GOVERNMENT AND AGENCY OBLIGATIONS 6.5%
Mortgage-Backed Securities 2.1%
Federal Home Loan Mortgage Corporation
6.00%, (SOFR 30-Day Average + 2.32%), 08/01/54 (d)	268	274
5.84%, (SOFR 30-Day Average + 2.12%), 05/01/55 (d)	509	517
5.50%, (SOFR 30-Day Average + 2.29%), 07/01/55 (d)	759	768
5.35%, (SOFR 30-Day Average + 2.18%), 08/01/55 (d)	274	276
5.62%, (SOFR 30-Day Average + 2.13%), 08/01/55 (d)	421	427
5.00%, (SOFR 30-Day Average + 2.23%), 09/01/55 (d)	299	299
4.85%, (SOFR 30-Day Average + 2.14%), 10/01/55 (d)	325	325
5.42%, (SOFR 30-Day Average + 2.08%), 10/01/55 (d)	409	411
4.88%, (SOFR 30-Day Average + 2.12%), 03/01/56 (d)	3,764	3,754
Federal National Mortgage Association, Inc.
5.52%, (SOFR 30-Day Average + 2.11%), 10/01/53 (d)	96	98
5.85%, (SOFR 30-Day Average + 2.13%), 02/01/54 (d)	155	158
5.73%, (SOFR 30-Day Average + 2.20%), 08/01/55 (d)	637	647
5.97%, (SOFR 30-Day Average + 2.16%), 09/01/55 (d)	2,066	2,116
5.46%, (SOFR 30-Day Average + 2.03%), 10/01/55 (d)	150	152
4.88%, (SOFR 30-Day Average + 2.16%), 03/01/56 (d)	1,924	1,920
4.54%, (SOFR 30-Day Average + 2.25%), 04/01/56 (d)	583	579
4.60%, (SOFR 30-Day Average + 2.08%), 04/01/56 (d)	563	560
		13,281
U.S. Treasury Note 2.0%
Treasury, United States Department of
4.13%, 06/30/28	5,793	5,790
3.50%, 12/15/28	6,896	6,790
		12,580
Sovereign 1.7%
Bermuda, Government of
3.72%, 01/25/27 (b)	1,500	1,491

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Departamento Administrativo De La Presidencia De La Republica
5.38%, 01/21/29	952	951
Government of the Republic of Serbia
6.25%, 05/26/28 (b)	344	350
Ministerul Finantelor Publice
5.88%, 01/30/29 (a)	926	932
5.75%, 09/16/30 (a)	874	876
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (b)	973	978
8.63%, 04/20/27 (b)	257	264
5.50%, 02/22/29 (b)	630	632
Romania, Government of
5.25%, 11/25/27 (b)	1,886	1,887
6.63%, 02/17/28 (b)	1,184	1,207
Turkiye Ihracat Kredi Bankasi Anonim Sirketi
6.13%, 05/02/29 (a)	670	662
		10,230
Collateralized Mortgage Obligations 0.7%
Connecticut Avenue Securities Trust 2024-R06
Series 2024-1A1-R06, REMIC, 4.78%, (SOFR 30-Day Average + 1.15%), 09/25/28 (d)	390	390
Connecticut Avenue Securities Trust 2025-R01
Series 2025-1A1-R01, REMIC, 4.58%, (SOFR 30-Day Average + 0.95%), 01/25/45 (d)	401	401
Series 2025-1M1-R01, REMIC, 4.73%, (SOFR 30-Day Average + 1.10%), 01/25/45 (d)	275	276
Connecticut Avenue Securities Trust 2025-R02
Series 2025-1A1-R02, REMIC, 4.63%, (SOFR 30-Day Average + 1.00%), 02/27/45 (d)	307	308
Federal Home Loan Mortgage Corporation
Series 2024-A1-HQA1, REMIC, 4.88%, (SOFR 30-Day Average + 1.25%), 03/25/44 (d)	1,385	1,388
Series 2024-M1-HQA1, REMIC, 4.88%, (SOFR 30-Day Average + 1.25%), 03/25/44 (d)	190	190
Series 2024-A1-DNA2, REMIC, 4.88%, (SOFR 30-Day Average + 1.25%), 05/25/44 (d)	917	920
Series 2024-A1-DNA3, REMIC, 4.68%, (SOFR 30-Day Average + 1.05%), 10/25/44 (d)	291	291
		4,164
Total Government And Agency Obligations (cost $40,489)		40,255
SENIOR FLOATING RATE INSTRUMENTS 3.3%
Communication Services 1.2%
Charter Communications Operating, LLC
2023 Term Loan B4, 0.00%, (3 Month Term SOFR + 2.00%), 12/02/30 (d) (h)	293	289
2023 Term Loan B4, 5.69%, (3 Month Term SOFR + 2.00%), 12/02/30 (d)	1,516	1,496
2024 Term Loan B5, 0.00%, (3 Month Term SOFR + 2.25%), 11/21/31 (d) (h)	17	17
2024 Term Loan B5, 5.94%, (3 Month Term SOFR + 2.25%), 11/21/31 (d)	1,203	1,184
Iridium Satellite LLC
2024 Term Loan B, 0.00%, (SOFR + 2.25%), 09/20/30 (d) (h)	570	570
Learfield Communications, LLC
2024 Term Loan B, 0.00%, (SOFR + 5.00%), 06/30/28 (d) (h)	700	700
Peloton Interactive, Inc.
2024 Term Loan B, 9.12%, (1 Month Term SOFR + 5.50%), 05/30/29 (d)	1,357	1,357
Telenet Financing USD LLC
2020 USD Term Loan AR, 5.74%, (1 Month Term SOFR + 2.00%), 04/21/29 (d)	1,800	1,785
		7,398
Industrials 0.7%
American Airlines, Inc.
2025 Term Loan, 5.93%, (3 Month Term SOFR + 2.25%), 04/20/28 (d)	497	496
GBT US III LLC
2026 Term Loan B, 0.00%, (3 Month Term SOFR + 2.00%), 07/28/31 (d) (h)	320	320
Hilcorp Energy I L.P.
Term Loan B, 5.39%, (1 Month Term SOFR + 1.75%), 02/05/30 (d)	1,382	1,382
TK Elevator Midco GmbH
2026 USD Term Loan B, 0.00%, (SOFR + 2.75%), 04/03/30 (d) (h)	1,250	1,258
TransDigm, Inc.
2025 Term Loan K, 5.87%, (1 Month Term SOFR + 2.25%), 03/22/30 (d)	949	949
		4,405
Consumer Discretionary 0.5%
Aramark Services, Inc.
2025 Term Loan, 5.37%, (1 Month Term SOFR + 1.75%), 06/22/30 (d)	1,094	1,094
Fertitta Entertainment, LLC
2022 Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 01/13/29 (d) (h)	33	33
2022 Term Loan B, 6.89%, (1 Month Term SOFR + 3.25%), 01/13/29 (d) (i)	314	314
KFC Holding Co.
2021 Term Loan B, 5.50%, (1 Month Term SOFR + 1.75%), 03/10/28 (d)	1,714	1,716
		3,157
Information Technology 0.4%
Arches Buyer Inc.
2021 Term Loan B, 6.97%, (1 Month Term SOFR + 3.25%), 12/06/27 (d)	1,396	1,391
RealPage, Inc.
1st Lien Term Loan, 6.96%, (3 Month Term SOFR + 3.00%), 02/18/28 (d)	967	903
		2,294
Utilities 0.2%
Lightning Power LLC
Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 08/08/31 (d) (h)	330	330
Long Ridge Energy LLC
Term Loan B, 8.20%, (3 Month Term SOFR + 4.50%), 02/19/32 (d)	673	674
NRG Energy, Inc.
2024 Term Loan, 0.00%, (SOFR + 2.00%), 03/27/31 (d) (h)	600	599
		1,603
Health Care 0.2%
Organon & Co
2024 USD Term Loan, 0.00%, (1 Month Term SOFR + 2.25%), 05/19/31 (d) (h)	300	300
2024 USD Term Loan, 5.87%, (1 Month Term SOFR + 2.25%), 05/19/31 (d)	1,020	1,018
		1,318
Financials 0.1%
Avolon TLB Borrower 1 (US) LLC
2023 Term Loan B6, 0.00%, (SOFR + 1.75%), 06/22/28 (d) (h)	576	576
Total Senior Floating Rate Instruments (cost $20,884)		20,751
SHORT TERM INVESTMENTS 0.5%
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 3.63% (j) (k)	2,267	2,267
Commercial Paper 0.1%
Keurig Dr Pepper Inc.
4.47%, 07/06/26 (l)	657	657
Total Short Term Investments (cost $2,924)		2,924
Total Investments 99.7% (cost $619,823)		619,625
Other Derivative Instruments (0.0)%		(34)
Other Assets and Liabilities, Net 0.3%		2,198
Total Net Assets 100.0%		621,789

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $230,878 and 37.1% of the Fund.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

effect as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Convertible security.

(f) All or a portion of the security was on loan as of June 30, 2026.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(h) This senior floating rate interest will settle after June 30, 2026. If a reference rate and spread is presented, it will go into effect upon settlement.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

(l) The coupon rate represents the yield to maturity.

JNL/Lord Abbett Short Duration Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	5,319	137,578	142,897	74	—	—	—	—
JNL Government Money Market Fund, 3.63% - Class SL	241	18,184	16,158	27	—	—	2,267	0.4
	5,560	155,762	159,055	101	—	—	2,267	0.4

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bermuda, Government of, 3.72%, 01/25/27	04/22/25	1,491	1,491	0.2
Citizens Bank, National Association, 4.58%, 08/09/28	11/08/22	379	387	0.1
Comision Federal De Electricidad, E.P.E., 5.70%, 01/24/30	06/03/25	1,410	1,401	0.2
EQUATE Petrochemical, 4.25%, 11/03/26	09/24/25	201	200	—
Government of the Republic of Serbia, 6.25%, 05/26/28	06/26/26	351	350	0.1
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28	02/25/26	623	623	0.1
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	12/11/25	979	978	0.2
Presidencia de la Republica Dominicana, 8.63%, 04/20/27	03/05/25	262	264	—
Presidencia de la Republica Dominicana, 5.50%, 02/22/29	11/13/25	637	632	0.1
PT. Freeport Indonesia, 4.76%, 04/14/27	09/24/25	1,401	1,399	0.2
Rede D'Or Finance, 4.95%, 01/17/28	10/03/25	726	719	0.1
Romania, Government of, 5.25%, 11/25/27	11/26/24	1,881	1,887	0.3
Romania, Government of, 6.63%, 02/17/28	10/08/25	1,216	1,207	0.2
Synchrony Bank, 5.63%, 08/23/27	02/07/25	1,695	1,705	0.3
Tengizchevroil Finance Company S.a r.l., 4.00%, 08/15/26	04/18/24	1,828	1,829	0.3
		15,080	15,072	2.4

JNL/Lord Abbett Short Duration Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,370	October 2026	282,713	(160)	(311)

Short Contracts
United States 5 Year Note	(673)	October 2026	(71,842)	126	(200)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Lord Abbett Short Duration Income Fund
Assets - Securities
Corporate Bonds And Notes	—	385,881	—	385,881
Non-U.S. Government Agency Asset-Backed Securities	—	169,814	—	169,814
Government And Agency Obligations	—	40,255	—	40,255
Senior Floating Rate Instruments	—	20,751	—	20,751
Short Term Investments	2,267	657	—	2,924
	2,267	617,358	—	619,625
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(511)	—	—	(511)
	(511)	—	—	(511)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 99.9%
Communication Services 97.4%
Alphabet Inc. - Class A	748	267,351
Alphabet Inc. - Class C	589	208,196
AT&T Inc.	1,273	26,347
Comcast Corporation - Class A	648	15,901
EchoStar Corporation - Class A (a) (b)	25	2,508
Electronic Arts Inc.	41	8,491
Former Charter Communications Parent, Inc. - Class A (a)	15	2,133
Fox Corporation - Class A	35	1,836
Fox Corporation - Class B	25	1,153
Globalstar, Inc. (a)	10	779
Liberty Broadband Corporation - Series A (a)	2	76
Liberty Broadband Corporation - Series C (a)	21	715
Liberty Media Corporation - Series A (a)	3	276
Liberty Media Corporation - Series C (a)	40	3,842
Live Nation Entertainment, Inc. (a)	26	4,776
Lumen Technologies, Inc. (a)	166	1,277
Match Group, Inc.	42	1,607
Meta Platforms, Inc. - Class A	263	148,151
Netflix, Inc. (a)	768	54,811
News Corporation - Class A	66	1,642
News Corporation - Class B	21	577
Nexstar Media Group, Inc. - Class A	5	872
Omnicom Group Inc.	52	3,763
Paramount Skydance Corporation - Class B (b)	165	1,628
Pinterest, Inc. - Class A (a)	87	1,826
Reddit, Inc. - Class A (a)	25	4,407
Roblox Corporation - Class A (a)	117	6,367
Roku, Inc. - Class A (a)	24	3,263
Sirius XM Holdings Inc.	33	992
Snap Inc. - Class A (a)	195	865
Sphere Entertainment Co. - Class A (a)	3	1,218
Take-Two Interactive Software, Inc. (a)	31	7,776
Telephone and Data Systems, Inc.	16	583
The New York Times Company - Class A	26	1,829
TKO Group Holdings Inc. - Class A	11	2,292
T-Mobile US, Inc.	92	15,444
Trade Desk, Inc., The - Class A (a)	73	1,322
Verizon Communications Inc.	767	32,458
Versant Media Group, Inc. - Class A	26	926
Walt Disney Company, The	316	30,388
Warner Bros. Discovery, Inc. - Series A (a)	432	11,531
Warner Music Group Corp. - Class A	25	673
		882,868
Information Technology 2.3%
AppLovin Corporation - Class A (a)	40	20,551
Real Estate 0.1%
Zillow Group, Inc. - Class A (a)	6	183
Zillow Group, Inc. - Class C (a)	31	976
		1,159
Consumer Discretionary 0.1%
Liberty Live Holdings, Inc. - Series A (a)	3	261
Liberty Live Holdings, Inc. - Series C (a)	8	817
		1,078
Total Common Stocks (cost $763,746)		905,656
SHORT TERM INVESTMENTS 0.1%
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	963	963
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	197	197
Total Short Term Investments (cost $1,160)		1,160
Total Investments 100.0% (cost $764,906)		906,816
Other Derivative Instruments (0.0)%		(16)
Other Assets and Liabilities, Net 0.0%		170
Total Net Assets 100.0%		906,970

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Mellon Communication Services Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	4,248	145,651	149,702	52	—	—	197	—
JNL Government Money Market Fund, 3.63% - Class SL	732	34,432	34,201	39	—	—	963	0.1
	4,980	180,083	183,903	91	—	—	1,160	0.1

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	16	September 2026	2,286	(16)	(25)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	905,656	—	—	905,656
Short Term Investments	1,160	—	—	1,160
	906,816	—	—	906,816
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(25)	—	—	(25)
	(25)	—	—	(25)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 99.8%
Consumer Discretionary 96.5%
Acushnet Holdings Corp.	5	572
Airbnb, Inc. - Class A (a)	71	10,189
Amazon.com, Inc. (a)	1,733	413,117
Aptiv PLC (a)	37	2,273
Asbury Automotive Group, Inc. (a)	3	612
Autoliv, Inc.	11	1,283
AutoNation, Inc. (a)	4	800
AutoZone, Inc. (a)	3	9,329
Bath & Body Works, Inc.	34	775
Best Buy Co., Inc.	35	2,618
Booking Holdings Inc.	137	24,350
Boot Barn Holdings, Inc. (a)	5	884
BorgWarner Inc.	36	2,411
Boyd Gaming Corporation	9	811
Bright Horizons Family Solutions, Inc. (a)	9	654
Brinker International, Inc. (a) (b)	8	1,258
Brunswick Corporation	11	946
Burlington Stores, Inc. (a)	11	3,511
Caesars Entertainment, Inc. (a)	34	1,039
CarMax, Inc. (a)	25	1,312
Carnival Corporation	225	6,434
Carvana Co. - Class A (a)	118	7,776
CAVA Group, Inc. (a)	17	1,339
Cavco Industries, Inc. (a)	1	760
Chewy, Inc. - Class A (a)	40	789
Chipotle Mexican Grill, Inc. (a)	225	7,658
Choice Hotels International, Inc. (b)	5	506
Churchill Downs Incorporated	12	1,064
Coupang, Inc. - Class A (a)	227	3,948
Crocs, Inc. (a)	8	1,013
D.R. Horton, Inc.	45	7,314
Darden Restaurants, Inc.	20	4,146
Deckers Outdoor Corporation (a)	25	2,458
Dick's Sporting Goods, Inc.	11	2,555
Dillard's, Inc. - Class A (b)	1	401
DK Crown Holdings Inc. - Class A (a)	83	2,094
Domino's Pizza, Inc.	5	1,567
DoorDash, Inc. - Class A (a)	67	12,295
Dutch Bros Inc. - Class A (a)	22	1,581
eBay Inc.	78	8,765
ETSY, Inc. (a)	17	1,251
Expedia Group, Inc.	20	5,157
Five Below, Inc. (a)	9	1,663
Floor & Decor Holdings, Inc. - Class A (a)	19	1,102
Flutter Entertainment Public Limited Company (a)	25	2,552
Ford Motor Company	694	9,652
Frontdoor, Inc. (a)	12	923
GameStop Corp. - Class A (a) (b)	72	1,586
Gap, Inc., The	41	762
Garrett Motion Inc.	30	1,089
General Motors Company	159	12,290
Gentex Corporation	37	932
Genuine Parts Company	25	2,888
Group 1 Automotive, Inc.	2	597
H & R Block, Inc.	22	831
Hasbro, Inc.	23	1,867
Hilton Worldwide Holdings Inc.	39	12,983
Home Depot, Inc., The	176	61,925
Hyatt Hotels Corporation - Class A (b)	7	1,337
Installed Building Products, Inc. (b)	4	962
Kontoor Brands, Inc.	10	802
Las Vegas Sands Corp.	49	2,284
Lear Corporation	9	1,191
Lennar Corporation - Class A	37	3,345
Lennar Corporation - Class B (b)	1	120
Life Time Group Holdings, Inc. (a)	28	1,140
Lithia Motors, Inc. - Class A	4	1,105
LKQ Corporation	43	1,139
Lowe`s Companies, Inc.	99	21,811
Lululemon Athletica Inc. (a)	18	2,009
Macy's, Inc.	42	985
Marriott International, Inc. - Class A	37	13,666
Mattel, Inc. (a)	50	687
McDonald's Corporation	126	33,923
MercadoLibre, Inc. (a)	8	14,090
Meritage Homes Corporation	11	936
MGM Resorts International (a)	33	1,583
Mohawk Industries, Inc. (a)	8	1,025
Murphy USA Inc.	3	1,704
Nike, Inc. - Class B	206	8,443
Norwegian Cruise Line Holdings Ltd. (a)	77	1,630
NVR, Inc. (a)	—	3,100
O'Reilly Automotive, Inc. (a)	146	13,408
Penske Automotive Group, Inc.	3	577
Planet Fitness, Inc. - Class A (a)	14	703
PulteGroup, Inc.	34	4,625
PVH Corp.	8	580
Quantumscape Battery, Inc. - Class A (a) (b)	86	648
Ralph Lauren Corporation - Class A	6	2,598
Rivian Automotive, Inc. - Class A (a) (b)	140	2,434
Ross Stores, Inc.	56	11,973
Royal Caribbean Cruises Ltd.	44	14,005
Service Corporation International	24	1,832
Shake Shack, Inc. - Class A (a)	6	359
Skyline Champion Corporation (a)	9	793
Somnigroup International Inc.	33	2,570
Starbucks Corporation	201	20,497
Tapestry, Inc.	35	5,191
Taylor Morrison Home II Corporation - Class A (a)	17	1,187
Tesla Inc. (a)	498	209,389
Texas Roadhouse, Inc. - Class A	12	2,229
Thor Industries, Inc.	9	675
TJX Companies, Inc., The	196	29,690
Toll Brothers, Inc.	17	2,721
Tractor Supply Company	86	2,720
Travel + Leisure Co.	11	813
Ulta Beauty, Inc. (a)	8	3,474
Urban Outfitters, Inc. (a)	8	581
V.F. Corporation	57	954
Vail Resorts, Inc. (b)	6	839
Valvoline, Inc. (a)	22	851
Wayfair Inc. - Class A (a)	19	1,787
Whirlpool Corporation (b)	11	424
Williams-Sonoma, Inc.	21	4,832
Wingstop Inc.	5	817
Wyndham Hotels & Resorts, Inc.	13	1,100
Wynn Resorts, Limited	13	1,306
Yum! Brands, Inc.	47	7,557
		1,149,013
Materials 2.0%
Amcor Pty Ltd	81	3,510
Avery Dennison Corporation	13	2,188
Ball Corporation	44	2,770
Crown Holdings, Inc.	20	2,205
International Paper Company	93	3,548
Packaging Corporation of America	16	3,760
Silgan Holdings Inc.	15	709
Smurfit Westrock Public Limited Company	92	4,273
Sonoco Products Company	17	941
		23,904
Industrials 0.6%
Alliance Laundry Holdings Inc. (a)	8	210
Allison Systems, Inc.	15	1,655
ATMUS Filtration Technologies Inc.	2	125
Modine Manufacturing Company (a)	8	2,251
Rollins, Inc.	56	2,337
Rush Enterprises, Inc. - Class A	11	778
Rush Enterprises, Inc. - Class B (b)	1	108
		7,464
Consumer Staples 0.6%
Casey's General Stores, Inc.	7	5,189
Maplebear Inc. (a)	27	1,278
Reynolds Consumer Products Inc.	9	253
		6,720

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Information Technology 0.1%
Aurora Innovations Inc. - Class A (a)	230	1,571
Total Common Stocks (cost $902,510)		1,188,672
SHORT TERM INVESTMENTS 0.5%
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	2,913	2,913
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	2,586	2,586
Total Short Term Investments (cost $5,499)		5,499
Total Investments 100.3% (cost $908,009)		1,194,171
Other Assets and Liabilities, Net (0.3)%		(3,691)
Total Net Assets 100.0%		1,190,480

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Mellon Consumer Discretionary Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	2,683	92,135	92,232	58	—	—	2,586	0.2
JNL Government Money Market Fund, 3.63% - Class SL	1,102	35,445	33,634	59	—	—	2,913	0.3
	3,785	127,580	125,866	117	—	—	5,499	0.5

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	14	September 2026	3,381	—	(32)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,188,672	—	—	1,188,672
Short Term Investments	5,499	—	—	5,499
	1,194,171	—	—	1,194,171
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(32)	—	—	(32)
	(32)	—	—	(32)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 99.5%
Consumer Staples 98.9%
Albertsons Companies, Inc. - Class A	42	565
Altria Group, Inc.	210	15,079
Archer-Daniels-Midland Company	56	4,317
BJ's Wholesale Club Holdings, Inc. (a) (b)	14	1,228
Brown-Forman Corporation - Class A (b)	6	158
Brown-Forman Corporation - Class B	35	925
Bunge Global S.A.	17	1,770
Cal-Maine Foods, Inc.	6	448
Campbell's Company, The (b)	23	520
Celsius Holdings, Inc. (a)	23	669
Church & Dwight Co., Inc.	30	2,861
Clorox Company, The	15	1,437
Coca-Cola Company, The	487	39,617
Coca-Cola Consolidated, Inc.	7	1,351
Colgate-Palmolive Company	100	9,156
Conagra Brands, Inc.	57	770
Constellation Brands, Inc. - Class A	18	2,549
Costco Wholesale Corporation	55	51,807
Darling Ingredients Inc. (a)	20	1,077
Dollar General Corporation	27	3,146
Dollar Tree, Inc. (a)	23	2,748
e.l.f. Beauty, Inc. (a)	7	523
Estee Lauder Companies Inc., The - Class A	31	2,429
General Mills, Inc.	67	2,320
Hershey Company, The	18	3,115
Hormel Foods Corporation	36	893
Ingredion Incorporated	7	685
J. M. Smucker Company, The	13	1,475
Kenvue Inc.	216	4,128
Keurig Dr Pepper Inc.	169	5,519
Kimberly-Clark Corporation (b)	41	4,554
Kraft Heinz Company, The	108	2,561
Kroger Co., The	71	3,933
Lamb Weston Holdings, Inc. (b)	16	704
McCormick & Company, Incorporated	32	1,596
Molson Coors Beverage Company - Class B	18	711
Mondelez International, Inc. - Class A	162	9,351
Monster Beverage 1990 Corporation (a)	85	8,215
PepsiCo, Inc.	171	23,127
Performance Food Group Company (a)	19	2,170
Philip Morris International Inc.	194	35,097
Pilgrim's Pride Corporation	5	147
Post Holdings, Inc. (a)	5	413
PriceSmart, Inc.	3	621
Primo Brands Corporation - Class A	30	739
Procter & Gamble Company, The	290	42,517
Smithfield Foods, Inc.	6	138
Sprouts Farmers Market, Inc. (a)	12	993
Sysco Corporation	59	4,975
Target Corporation	57	7,401
Tyson Foods, Inc. - Class A	35	2,009
US Foods Holding Corp. (a)	27	2,791
Walmart Inc.	547	61,941
		379,989
Consumer Discretionary 0.6%
Covista Inc. (a)	4	514
Grand Canyon Education, Inc. (a)	3	472
Laureate Education, Inc. - Class A (a)	14	520
Ollie's Bargain Outlet Holdings, Inc. (a)	8	579
		2,085
Total Common Stocks (cost $365,544)		382,074
SHORT TERM INVESTMENTS 1.1%
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	2,383	2,383
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	1,732	1,732
Total Short Term Investments (cost $4,115)		4,115
Total Investments 100.6% (cost $369,659)		386,189
Other Derivative Instruments (0.0)%		(46)
Other Assets and Liabilities, Net (0.6)%		(2,082)
Total Net Assets 100.0%		384,061

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Mellon Consumer Staples Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	1,894	112,884	113,046	42	—	—	1,732	0.5
JNL Government Money Market Fund, 3.63% - Class SL	626	10,485	8,728	10	—	—	2,383	0.6
	2,520	123,369	121,774	52	—	—	4,115	1.1

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	32	September 2026	2,763	(46)	(60)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	382,074	—	—	382,074
Short Term Investments	4,115	—	—	4,115
	386,189	—	—	386,189
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(60)	—	—	(60)
	(60)	—	—	(60)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 99.8%
Financials 26.6%
American Express Company	152	51,652
Goldman Sachs Group, Inc., The	153	154,438
JPMorgan Chase & Co.	153	49,984
Travelers Companies, Inc., The	153	50,410
Visa Inc. - Class A	153	52,391
		358,875
Industrials 18.9%
3M Company	153	24,724
Boeing Company, The (a)	152	33,055
Caterpillar Inc.	153	162,612
Honeywell Aerospace Inc. (a)	—	1
Honeywell International Inc. (a)	153	34,190
		254,582
Information Technology 16.1%
Apple Inc.	152	44,186
Cisco Systems, Inc.	152	17,936
International Business Machines Corporation	153	42,941
Microsoft Corporation	152	56,961
NVIDIA Corporation	153	30,554
Salesforce, Inc.	153	23,922
		216,500
Health Care 13.2%
Amgen Inc.	153	55,297
Johnson & Johnson	153	38,782
Merck & Co., Inc.	152	19,622
UnitedHealth Group Incorporated	153	63,468
		177,169
Consumer Discretionary 10.2%
Amazon.com, Inc. (a)	153	36,395
Home Depot, Inc., The	153	53,855
McDonald's Corporation	152	41,277
Nike, Inc. - Class B	153	6,268
		137,795
Communication Services 5.1%
Alphabet Inc. - Class A	153	54,571
Walt Disney Company, The	152	14,698
		69,269
Materials 3.9%
Sherwin-Williams Company, The	153	52,578
Consumer Staples 3.9%
Coca-Cola Company, The	153	12,410
Procter & Gamble Company, The	153	22,392
Walmart Inc.	153	17,295
		52,097
Energy 1.9%
Chevron Corporation	152	25,312
Total Common Stocks (cost $686,354)		1,344,177
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 3.53% (b) (c)	2,950	2,950
Total Short Term Investments (cost $2,950)		2,950
Total Investments 100.0% (cost $689,304)		1,347,127
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (0.0)%		(9)
Total Net Assets 100.0%		1,347,119

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Mellon Dow Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	6,085	63,953	67,088	96	—	—	2,950	0.2
JNL Government Money Market Fund, 3.63% - Class SL	—	—	—	5	—	—	—	—
	6,085	63,953	67,088	101	—	—	2,950	0.2

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	14	September 2026	3,652	1	35

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	1,344,177	—	—	1,344,177
Short Term Investments	2,950	—	—	2,950
	1,347,127	—	—	1,347,127
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	35	—	—	35
	35	—	—	35

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.5%
Energy 99.2%
Antero Midstream Corporation	257	5,850
Antero Resources Corporation (a)	242	8,503
Apa Corp.	272	8,870
Archrock, Inc.	139	5,659
Baker Hughes Company - Class A	802	44,491
California Resources Corporation	60	3,167
Centrus Energy Corp. - Class A (a) (b)	14	2,431
Cheniere Energy, Inc.	170	40,600
Chevron Corporation	1,496	247,993
Chord Energy Corporation	43	4,936
CNX Resources Corporation (a)	109	3,713
Comstock Resources, Inc. (a)	44	653
ConocoPhillips	986	102,504
Core Natural Resources, Inc.	40	3,227
Crescent Energy Company - Class A	240	2,354
Devon Energy Corporation	859	35,497
Diamondback Energy, Inc.	147	25,759
DT Midstream, Inc.	82	12,065
EOG Resources, Inc.	431	55,867
EQT Corporation	501	26,666
Expand Energy Corporation	193	17,563
Exxon Mobil Corporation	3,372	461,054
Halliburton Company	678	23,013
HF Sinclair Corporation	118	8,239
Kinder Morgan, Inc.	1,592	50,892
Kodiak Gas Services, LLC	80	6,031
Liberty Energy Inc. - Class A	126	3,298
Magnolia Oil & Gas Corporation - Class A	147	3,757
Marathon Petroleum Corporation	236	60,286
Matador Resources Company	89	4,442
Murphy Oil Corporation	108	3,511
Noble Corporation PLC	98	3,653
NOV Inc.	277	5,144
Occidental Petroleum Corporation	590	28,648
ONEOK, Inc.	503	43,722
Ovintiv Canada ULC	219	11,515
Patterson-UTI Energy, Inc.	299	2,744
PBF Energy Inc. - Class A	79	3,583
Permian Resources Corporation - Class A	612	11,264
Phillips 66	326	55,071
Range Resources Corporation	182	6,784
SLB Limited	1,202	55,865
SM Energy Company	193	5,033
Solaris Energy Infrastructure, Inc. - Class A	42	3,410
Targa Resources Corp.	172	46,258
TechnipFMC PLC	305	20,194
Texas Pacific Land Corporation	47	20,474
Tidewater Inc. (a)	38	2,548
Transocean Ltd. (a) (c)	817	3,994
Uranium Energy Corp. (a) (b)	391	4,166
Valaris Limited (a)	46	3,313
Valero Energy Corporation	240	62,462
Venture Global, Inc. - Class A (b)	204	2,272
Viper Energy, Inc. - Class A	157	6,655
Weatherford International Public Limited Company	58	4,771
Williams Companies, Inc., The	984	73,148
		1,769,582
Utilities 0.3%
National Fuel Gas Company	77	5,933
Total Common Stocks (cost $1,501,799)		1,775,515
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	5,112	5,112
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 3.63% (d) (e)	2,074	2,074
Total Short Term Investments (cost $7,186)		7,186
Total Investments 99.9% (cost $1,508,985)		1,782,701
Other Derivative Instruments (0.0)%		(59)
Other Assets and Liabilities, Net 0.1%		1,848
Total Net Assets 100.0%		1,784,490

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Mellon Energy Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	5,509	414,478	414,875	153	—	—	5,112	0.3
JNL Government Money Market Fund, 3.63% - Class SL	571	37,575	36,072	22	—	—	2,074	0.1
	6,080	452,053	450,947	175	—	—	7,186	0.4

JNL/Mellon Energy Sector Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	06/18/26	4,337	3,994	0.2

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	60	September 2026	6,976	(59)	(239)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	1,775,515	—	—	1,775,515
Short Term Investments	7,186	—	—	7,186
	1,782,701	—	—	1,782,701
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(239)	—	—	(239)
	(239)	—	—	(239)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.4%
Financials 98.7%
Affiliated Managers Group, Inc.	4	1,496
Affirm Holdings, Inc. - Class A (a)	47	3,839
AFLAC Incorporated	75	8,825
Allstate Corporation, The	43	10,238
Ally Financial Inc.	44	2,005
American Express Company	89	30,218
American Financial Group, Inc.	12	1,651
American International Group, Inc.	84	6,230
Ameriprise Financial, Inc.	14	6,619
Ameris Bancorp	10	902
AON Public Limited Company - Class A	36	11,834
Apollo Global Management, Inc.	71	8,410
Arch Capital Group Ltd. (a)	59	5,691
Ares Management Corporation - Class A	35	3,866
Arthur J. Gallagher & Co.	42	9,692
Associated Banc-Corp	27	819
Assurant, Inc.	8	2,203
Assured Guaranty Ltd.	7	566
Atlantic Union Bank	22	923
AXIS Capital Holdings Limited	12	1,273
Axos Financial, Inc. (a)	9	885
Bank of America Corporation	1,091	62,142
Bank OZK	16	860
Berkshire Hathaway Inc. - Class B (a)	308	154,194
BlackRock, Inc.	23	22,174
Blackstone Inc. - Class A	124	14,606
Blue Owl Capital Inc. - Class A	107	940
BOK Financial Corporation	3	376
Brown & Brown, Inc.	46	2,973
Capital One Financial Corporation	103	20,674
Carlyle Group Inc., The	36	1,505
Charles Schwab Corporation, The	271	25,007
Chubb Limited	59	20,091
Cincinnati Financial Corporation	25	4,686
Citigroup Inc.	283	39,578
Citizens Financial Group, Inc.	70	4,895
CME Group Inc. - Class A	60	13,180
CNO Financial Group, Inc.	15	767
Coinbase Global, Inc. - Class A (a)	36	5,337
Columbia Banking System, Inc.	45	1,456
Commerce Bancshares, Inc.	23	1,331
Corebridge Financial, Inc.	39	1,129
Credit Acceptance Corporation (a)	1	549
Cullen/Frost Bankers, Inc.	10	1,506
East West Bancorp, Inc.	23	2,940
Eastern Bankshares, Inc.	33	743
Enact Holdings, Inc.	5	221
Enova International, Inc. (a)	4	911
Equitable Holdings, Inc.	46	2,028
Erie Indemnity Company - Class A (b)	4	994
Essent Group Ltd.	14	912
Evercore Inc. - Class A	6	2,011
Everest Group, Ltd.	5	1,764
F&G Annuities & Life, Inc.	7	175
F.N.B. Corporation	57	1,084
FactSet Research Systems Inc.	6	1,401
Federated Hermes, Inc. - Class B	12	681
Fidelity National Financial, Inc. - Class A	42	1,977
Fifth Third Bancorp	150	8,434
Figure Technology Solutions, Inc. - Class A (a)	24	737
First American Financial Corporation	16	1,104
First Citizens BancShares, Inc. - Class A	1	2,715
First Financial Bankshares, Inc.	20	699
First Horizon Corporation	78	2,007
FirstCash, Inc.	7	1,432
Flagstar Bank, National Association	50	741
Franklin Resources, Inc.	46	1,521
Freedom Holding Corp. (a) (b)	3	385
Galaxy Digital Inc. - Class A (a)	31	843
Glacier Bancorp, Inc.	22	1,118
Globe Life Inc.	13	2,283
Goldman Sachs Group, Inc., The	49	49,516
Hamilton Lane Incorporated - Class A	6	444
Hancock Whitney Corporation	13	987
Hanover Insurance Group Inc, The	6	1,210
Hartford Insurance Group, Inc., The	45	5,993
Home BancShares, Inc.	31	889
Houlihan Lokey, Inc. - Class A	9	1,195
Huntington Bancshares Incorporated	326	5,780
Independence Holdings, LLC	19	1,158
Interactive Brokers Group, Inc. - Class A	73	6,388
Intercontinental Exchange, Inc.	94	11,543
International Bancshares Corporation	8	629
Invesco Ltd.	53	1,387
Jackson Financial Inc. - Class A (c)	11	1,170
Janus Henderson Group PLC	20	1,039
Jefferies Financial Group Inc.	26	1,326
JPMorgan Chase & Co.	447	146,366
KeyCorp	154	3,540
Kinsale Capital Group, Inc.	4	1,195
KKR & Co. Inc. - Class A	113	10,364
Lazard, Inc.	16	664
Lemonade, Inc. (a)	12	762
Lincoln National Corporation	28	994
Loews Corporation	28	3,162
LPL Financial Holdings Inc.	13	3,594
M&T Bank Corporation	24	5,774
Markel Group Inc. (a)	2	4,015
MarketAxess Holdings Inc.	6	657
Marsh & Mclennan Companies, Inc.	78	12,996
MasterCard Incorporated - Class A	135	69,149
Mercury General Corporation	4	436
MetLife, Inc.	89	7,553
MGIC Investment Corporation	32	904
Miami International Holdings, Inc. (a)	13	467
Moelis & Company - Class A	12	801
Moody's Corporation	25	11,357
Morgan Stanley	199	41,700
Morningstar, Inc.	3	536
MSCI Inc. - Class A	12	6,600
Nasdaq, Inc.	62	4,879
Northern Trust Corporation	31	5,323
Old National Bancorp	55	1,414
Old Republic International Corporation	38	1,538
PayPal Holdings, Inc.	146	6,315
PennyMac Financial Services, Inc.	5	410
Pinnacle Financial Partners, Inc.	24	2,431
Piper Sandler Companies	11	788
PJT Partners Inc. - Class A	4	617
PNC Financial Services Group, Inc., The	67	16,488
Popular, Inc.	10	1,647
Primerica, Inc.	5	1,484
Principal Financial Group, Inc.	36	3,845
Progressive Corporation, The	97	21,187
Prosperity Bancshares, Inc.	18	1,344
Prudential Financial, Inc.	58	6,252
Radian Group Inc.	22	841
Raymond James Financial, Inc.	28	4,189
Regions Financial Corporation	136	4,097
Reinsurance Group of America, Incorporated	11	2,264
RenaissanceRe Holdings Ltd	6	2,036
RLI Corp.	14	839
Robinhood Markets, Inc. - Class A (a)	129	12,930
Rocket Companies, Inc. - Class A (a)	154	2,433
Ryan Specialty Group Holdings, Inc. - Class A (b)	17	660
S&P Global Inc.	50	20,196
SEI Investments Company	17	1,453
Selective Insurance Group, Inc.	10	962
ServisFirst Bancshares, Inc.	9	780
SLM Corporation	31	802
SoFi Technologies, Inc. (a)	209	3,752
Southstate Bank Corporation	15	1,538
State Street Corporation	44	7,532
StepStone Group Inc. - Class A	12	505
Stifel Financial Corp.	25	1,769
StoneX Group Inc. (a)	12	1,421

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Synchrony Financial	56	4,246
T. Rowe Price Group, Inc.	35	4,030
Texas Capital Bancshares, Inc.	7	692
TFS Financial Corporation (b)	9	156
The Bank Of New York Mellon Corporation (c)	110	15,873
TPG Inc. - Class A	23	923
Tradeweb Markets Inc. - Class A	19	1,912
TransUnion	32	2,278
Travelers Companies, Inc., The	35	11,627
Truist Financial Corporation	207	10,291
U.S. Bancorp	258	15,576
UMB Financial Corporation	11	1,610
United Bankshares, Inc.	22	1,004
United Community Banks, Inc.	19	651
Unum Group	24	2,166
Valley National Bancorp	75	1,105
Victory Capital Holdings, Inc. - Class A	7	628
Virtu Financial, Inc. - Class A	14	811
Visa Inc. - Class A	275	94,502
Voya Financial, Inc.	15	1,333
W. R. Berkley Corporation	45	3,210
Webster Financial Corporation	26	1,987
Wells Fargo & Company	508	41,970
Western Alliance Bancorporation	18	1,444
White Mountains Insurance Group Ltd	—	775
Willis Towers Watson Public Limited Company	15	3,927
Wintrust Financial Corporation	11	1,754
Zions Bancorporation, National Association	23	1,624
		1,359,308
Information Technology 0.7%
Bitmine Immersion Technologies, Inc.	92	1,221
Circle Internet Group, Inc. - Class A (a)	30	1,881
Hut 8 Corp. (a)	17	1,950
Mara Holdings, Inc. (a) (b)	61	848
Riot Platforms, Inc. (a)	58	1,602
TeraWulf Inc. (a) (b)	69	1,707
		9,209
Total Common Stocks (cost $991,472)		1,368,517
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	7,402	7,402
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	1,665	1,665
Total Short Term Investments (cost $9,067)		9,067
Total Investments 100.1% (cost $1,000,539)		1,377,584
Other Derivative Instruments (0.0)%		(17)
Other Assets and Liabilities, Net (0.1)%		(965)
Total Net Assets 100.0%		1,376,602
(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Mellon Financial Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	1,363	73	221	21	144	(189)	1,170	0.1
JNL Government Money Market Fund, 3.53% - Class I	7,869	150,608	151,075	82	—	—	7,402	0.5
JNL Government Money Market Fund, 3.63% - Class SL	1,911	31,180	31,426	41	—	—	1,665	0.1
The Bank Of New York Mellon Corporation	14,145	911	2,604	129	1,802	1,619	15,873	1.2
	25,288	182,772	185,326	273	1,946	1,430	26,110	1.9

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	56	September 2026	9,348	(17)	(19)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	1,368,517	—	—	1,368,517
Short Term Investments	9,067	—	—	9,067
	1,377,584	—	—	1,377,584
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(19)	—	—	(19)
	(19)	—	—	(19)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.6%
Health Care 99.5%
Abbott Laboratories	716	65,003
AbbVie Inc.	727	183,046
Agilent Technologies, Inc.	118	15,608
Align Technology, Inc. (a)	29	4,834
Alignment Healthcare, Inc. (a)	73	1,744
Alkermes Public Limited Company (a)	65	3,410
Alnylam Pharmaceuticals, Inc. (a)	55	16,454
Amgen Inc.	221	80,198
Apogee Therapeutics, Inc. (a)	17	2,197
Arrowhead Pharmaceuticals Inc. (a)	50	4,104
Avantor, Inc. (a)	269	2,667
Axsome Therapeutics, Inc. (a)	17	4,241
Baxter International Inc.	212	4,516
Becton, Dickinson and Company	113	17,162
Biogen Inc. (a)	60	13,053
BioMarin Pharmaceutical Inc. (a)	79	4,546
Bio-Rad Laboratories, Inc. - Class A (a)	7	2,176
Bio-Techne Corporation	65	4,587
Boston Scientific Corporation (a)	609	25,989
Bridgebio Pharma, Inc. (a)	68	5,038
Brightspring Health Services, Inc. (a)	62	4,313
Bristol-Myers Squibb Company	838	48,305
Bruker Corporation	43	2,569
Canticle Pharmaceuticals, Inc. (a)	8	4,237
Cardinal Health, Inc.	96	22,900
Caris Life Sciences, Inc. (a)	44	777
Celcuity Inc. (a) (b)	9	947
Cencora, Inc.	80	22,514
Centene Corporation (a)	203	13,032
CG Oncology, Inc. (a)	23	1,651
Charles River Laboratories International, Inc. (a)	20	4,456
Chemed Corporation	6	2,558
Cigna Group, The	105	28,877
Cogent Biosciences, Inc. (a)	64	2,473
Cooper Companies, Inc., The (a)	81	5,775
Corcept Therapeutics Incorporated (a)	40	3,494
Crinetics Pharmaceuticals, Inc. (a)	42	1,575
CRISPR Therapeutics AG (a) (b)	38	2,073
CVS Health Corporation	521	53,864
Cytokinetics, Incorporated (a)	51	4,354
Danaher Corporation	265	50,556
Davita Inc. (a)	14	3,161
DexCom, Inc. (a)	159	10,719
Dianthus Therapeutics, Inc. (a)	16	1,518
Edwards Lifesciences Corporation (a)	229	20,676
Elanco Animal Health Incorporated (a)	195	4,807
Elevance Health, Inc.	86	33,321
Eli Lilly and Company	330	395,595
Encompass Health Corporation	41	4,125
Ensign Group, Inc., The	24	3,859
Envista Holdings Corporation (a)	65	1,720
Exelixis, Inc. (a)	93	5,077
GE HealthCare Technologies Inc.	187	11,978
Gilead Sciences, Inc.	511	64,581
Glaukos Corporation (a)	23	3,253
Globus Medical, Inc. - Class A (a)	46	3,646
Guardant Health, Inc. (a)	52	7,862
Halozyme Therapeutics, Inc. (a)	49	3,839
HCA Healthcare, Inc.	62	24,161
HealthEquity, Inc. (a)	34	3,111
Henry Schein, Inc. (a)	39	3,233
Hims & Hers Health, Inc. - Class A (a) (b)	84	2,908
Humana Inc.	50	19,678
IDEXX Laboratories, Inc. (a)	31	16,417
Illumina, Inc. (a)	63	11,047
Immunitybio, Inc. (a) (b)	154	1,351
Immunovant, Inc. (a)	35	1,351
Incyte Corporation (a)	69	7,819
Indivior Pharmaceuticals, Inc. (a)	47	1,919
Insmed Incorporated (a)	89	9,434
Insulet Corporation (a)	29	4,342
Intuitive Surgical, Inc. (a)	145	57,792
Ionis Pharmaceuticals, Inc. (a)	68	5,380
IQVIA Holdings Inc. (a)	68	13,137
Irhythm Holdings, Inc. (a)	14	1,635
Jazz Pharmaceuticals Public Limited Company (a)	26	6,212
Johnson & Johnson	992	251,891
Krystal Biotech, Inc. (a)	10	3,879
Kymera Therapeutics, Inc. (a)	22	2,571
Labcorp Holdings Inc.	34	9,454
Lantheus Holdings, Inc. (a)	27	2,975
Ligand Pharmaceuticals Incorporated (a)	8	2,508
McKesson Corporation	50	37,421
Medline Inc. - Class A (a)	107	4,221
Medpace Holdings, Inc. (a)	9	4,943
Medtronic, Inc.	528	41,336
Merck & Co., Inc.	989	127,069
Merit Medical Systems, Inc. (a)	25	1,716
Mettler-Toledo International Inc. (a)	8	10,699
Mirum Pharmaceuticals, Inc. (a)	18	2,120
Moderna, Inc. (a)	146	10,238
Molina Healthcare, Inc. (a)	21	4,848
Natera, Inc. (a)	56	15,261
Neurocrine Biosciences, Inc. (a)	41	6,939
Nuvalent, Inc. - Class A (a)	23	2,834
Oscar Health, Inc. - Class A (a)	92	2,635
PACS Group, Inc. (a)	19	809
Penumbra, Inc. (a)	16	4,921
Pfizer Inc.	2,335	56,223
Praxis Precision Medicines, Inc. (a)	9	2,979
Protagonist Therapeutics, Inc. (a)	22	2,674
PTC Therapeutics, Inc. (a)	30	2,477
Quest Diagnostics Incorporated	46	9,662
RadNet, Inc. (a)	28	1,724
Regeneron Pharmaceuticals, Inc.	42	25,870
Repligen Corporation (a)	22	2,981
ResMed Inc.	60	11,669
Revolution Medicines, Inc. (a)	76	14,230
Revvity, Inc.	46	5,138
Rhythm Pharmaceuticals, Inc. (a)	22	2,447
Roivant Sciences Ltd. (a)	206	7,287
Royalty Pharma PLC - Class A	152	8,528
Scholar Rock Holding Corporation (a)	36	1,973
Solventum Corporation (a)	61	4,675
Sotera Health LLC (a)	101	1,786
Spyre Therapeutics, Inc. (a)	32	2,812
Steris Public Limited Company	41	8,569
Stryker Corporation	149	46,874
Summit Therapeutics Sub Inc. (a) (b)	55	800
Teleflex Incorporated	18	2,318
Tempus AI, Inc. - Class A (a) (b)	47	2,747
Tenet Healthcare Corporation (a)	35	6,594
TG Therapeutics, Inc. (a)	60	3,281
Thermo Fisher Scientific Inc.	153	76,763
United Therapeutics Corporation (a)	16	8,419
UnitedHealth Group Incorporated	373	155,185
Universal Health Services, Inc. - Class B	21	3,144
Vaxcyte, Inc. (a)	53	3,062
Veeva Systems Inc. - Class A (a)	62	10,943
Vertex Pharmaceuticals Incorporated (a)	104	51,873
Viatris Inc.	464	7,376
Viking Therapeutics, Inc. (a)	44	1,733
Waters Corporation (a)	40	15,138
Waystar Holding Corp. (a)	56	1,141
West Pharmaceutical Services, Inc.	29	10,417
Zimmer Biomet Holdings, Inc.	80	6,882
Zoetis Inc. - Class A	173	12,421
		2,664,640
Materials 0.1%
AptarGroup, Inc.	26	3,290
Total Common Stocks (cost $1,500,284)		2,667,930
RIGHTS 0.0%
Akero Therapeutics Inc. (a) (c)	29	19
Total Rights (cost $0)		19

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	9,754	9,754
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 3.63% (d) (e)	2,065	2,065
Total Short Term Investments (cost $11,819)		11,819
Total Investments 100.1% (cost $1,512,103)		2,679,768
Other Derivative Instruments (0.0)%		(164)
Other Assets and Liabilities, Net (0.1)%		(1,659)
Total Net Assets 100.0%		2,677,945

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Mellon Healthcare Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	8,125	163,964	162,335	144	—	—	9,754	0.3
JNL Government Money Market Fund, 3.63% - Class SL	1,631	19,459	19,025	26	—	—	2,065	0.1
	9,756	183,423	181,360	170	—	—	11,819	0.4

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	75	September 2026	11,675	(164)	443

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	2,667,930	—	—	2,667,930
Rights	—	—	19	19
Short Term Investments	11,819	—	—	11,819
	2,679,749	—	19	2,679,768
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	443	—	—	443
	443	—	—	443

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund
COMMON STOCKS 98.9%
Industrials 97.6%
3M Company	57	9,253
A. O. Smith Corporation	11	709
AAON, Inc.	7	920
AAR Corp. (a)	4	603
Acuity Inc.	3	1,259
Advanced Drainage Systems, Inc.	8	1,249
AECOM	14	984
AeroVironment, Inc. (a) (b)	4	674
AGCO Corporation	6	712
Alaska Air Group, Inc. (a)	11	576
Allegion Public Limited Company	9	1,274
Amentum Holdings, Inc. (a)	22	449
American Airlines Group Inc. (a)	71	1,276
AMETEK, Inc.	25	6,106
API Group Corporation (a)	42	1,759
Applied Industrial Technologies, Inc.	4	1,357
Archer Aviation Inc. - Class A (a)	69	325
Arcosa, Inc.	5	760
Argan, Inc.	1	1,134
Armstrong World Industries, Inc.	5	731
ATI Inc. (a)	15	2,899
Avis Budget Group, Inc. (a)	2	274
Axon Enterprise, Inc. (a)	8	4,713
AZZ Inc.	3	476
Bloom Energy Corporation - Class A (a)	29	8,830
Boeing Company, The (a)	86	18,584
Booz Allen Hamilton Holding Corporation - Class A	13	795
Brink's Company, The	4	413
Builders FirstSource, Inc. (a)	12	1,053
BWXT Government Group, Inc.	10	1,950
C.H. Robinson Worldwide, Inc.	12	2,342
Carlisle Companies Incorporated	4	1,594
Carpenter Technology Corporation	5	3,319
Carrier Global Corporation	85	6,235
Casella Waste Systems, Inc. - Class A (a)	7	670
Caterpillar Inc.	50	53,740
Chart Industries, Inc. (a)	5	1,092
Cintas Corporation	38	6,401
Clean Harbors, Inc. (a)	5	1,641
CNH Industrial N.V.	91	1,020
Comfort Systems USA, Inc.	4	7,401
Construction Partners, Inc. - Class A (a)	5	611
Copart, Inc. (a)	92	2,595
Core & Main, Inc. - Class A (a)	18	854
Crane Company	5	1,198
CSW Industrials, Inc.	2	503
CSX Corporation	204	9,708
Cummins Inc.	15	10,742
Curtiss-Wright Corporation	4	3,055
Deere & Company	27	17,336
Delta Air Lines, Inc.	71	6,681
Donaldson Company, Inc.	13	1,131
Dover Corporation	15	3,306
Dycom Industries, Inc. (a)	3	1,608
Eaton Corporation Public Limited Company	43	18,134
EMCOR Group, Inc.	5	3,867
Emerson Electric Co.	62	8,836
EnerSys	4	897
Enpro Inc.	2	870
Equifax Inc.	13	2,069
Equipmentshare.Com Inc. - Class A (a) (b)	4	85
ESAB Corporation	6	618
Everus Construction Group, Inc. (a)	6	917
Expeditors International of Washington, Inc. - Class A	14	2,275
Fastenal Company	121	5,818
Federal Signal Corporation	7	859
FedEx Corporation	24	7,654
Ferguson Enterprises Inc.	20	4,816
Firefly Aerospace Inc. (a)	8	241
Flowserve Corporation	14	1,003
Fluor Corporation (a)	15	781
Forgent Power Solutions, Inc. - Class A (a)	10	546
Fortune Brands Innovations, Inc.	12	670
Franklin Electric Co., Inc.	4	454
FTI Consulting, Inc. (a)	3	485
Gates Industrial Corporation PLC (a)	25	695
GATX Corporation	4	680
GE Vernova Inc.	30	34,695
Generac Holdings Inc. (a)	6	1,887
General Dynamics Corporation	27	9,423
General Electric Company	115	42,861
Graco Inc.	18	1,356
Granite Construction Incorporated	4	700
Griffon Corporation	4	416
GXO Logistics Inc. (a)	12	623
HEICO Corporation	5	1,637
HEICO Corporation - Class A	9	2,198
Herc Holdings Inc.	3	450
Hexcel Corporation	8	789
Honeywell Aerospace Inc. (a)	—	1
Honeywell International Inc. (a)	35	7,787
Howmet Aerospace Inc.	44	11,799
Hubbell Incorporated	5	2,874
Huntington Ingalls Industries, Inc.	4	1,204
IDEX Corporation	8	1,709
IES Holdings, Inc. (a)	1	731
Illinois Tool Works Inc.	32	8,571
Ingersoll Rand Inc.	43	3,542
ITT Inc.	10	1,938
J.B. Hunt Transport Services, Inc.	8	2,373
Jacobs Solutions Inc.	13	1,627
JBT Marel Corporation	6	804
Joby Aviation, Inc. - Class A (a) (b)	69	616
Johnson Controls International Public Limited Company	67	9,783
Karman Holdings Inc. (a)	14	675
KBR, Inc.	14	480
Kirby Corporation (a)	6	773
Knight-Swift Transportation Holdings Inc. - Class A	17	1,337
Kratos Defense & Security Solutions, Inc. (a)	20	1,002
L3Harris Technologies, Inc.	20	5,934
Landstar System, Inc.	4	756
Legence Corp. - Class A (a)	5	397
Lennox International Inc.	4	2,008
Leonardo DRS, Inc.	8	328
Lincoln Electric Holdings, Inc.	6	1,599
Loar Holdings Inc. (a)	4	360
Lockheed Martin Corporation	21	10,929
Madison Air Solutions Corporation - Class A (a)	10	404
Masco Corporation	22	1,800
MasTec, Inc. (a)	7	2,788
Mercury Systems, Inc. (a)	6	723
Middleby Corporation, The (a)	5	885
Mine Safety Appliances Company, LLC	4	704
Moog Inc. - Class A	3	1,300
MSC Industrial Direct Co., Inc. - Class A	4	529
Mueller Industries, Inc.	12	1,477
Mueller Water Products, Inc. - Class A	17	428
MYR Group Inc. (a)	2	843
Nordson Corporation	5	1,636
Norfolk Southern Corporation	25	7,795
Northrop Grumman Corporation	16	7,904
NuScale Power, LLC - Class A (a)	37	367
Nvent Electric Public Limited Company	18	2,984
Old Dominion Freight Line, Inc.	20	4,431
Oshkosh Corporation	7	1,041
Otis Worldwide Corporation	42	3,007
Owens Corning	9	1,356
PACCAR Inc.	54	6,492
Parker-Hannifin Corporation	13	12,983
Pentair Public Limited Company	18	1,347
Planet Labs Inc. - Class A (a)	31	1,036
Plug Power Inc. (a) (b)	145	392
Powell Industries, Inc.	3	935
Primoris Services Corporation	6	583

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Quanta Services, Inc.	16	11,623
Qxo, Inc. (a) (b)	75	1,295
RBC Bearings Incorporated (a)	3	2,181
Regal Rexnord Corporation	7	1,660
Republic Services, Inc.	22	4,631
Resideo Technologies, Inc. (a)	15	458
Rocket Lab USA, Inc. (a)	59	6,007
Rockwell Automation, Inc.	12	6,036
RTX Corporation	147	27,826
Ryder System, Inc.	4	1,095
Saia, Inc. (a)	3	1,218
SiteOne Landscape Supply, Inc. (a)	5	542
Snap-on Incorporated	5	2,202
Southwest Airlines Co.	51	2,613
SPX Technologies, Inc. (a)	5	1,295
StandardAero, Inc. (a)	25	761
Stanley Black & Decker, Inc.	16	1,552
Sterling Infrastructure, Inc. (a)	3	2,798
Sunbelt Rental Holdings Inc.	46	3,407
Symbotic Inc. - Class A (a)	7	303
Terex Corporation	12	888
Tetra Tech, Inc.	25	736
Textron Inc.	19	1,751
Timken Company, The	7	965
Toro Company, The	11	1,035
Trane Technologies Public Limited Company	24	11,899
TransDigm Group Incorporated	6	7,871
Trex Company, Inc. (a)	11	545
Tutor Perini Corporation	5	397
U-Haul Holding Company (a)	1	52
U-Haul Holding Company - Series N	11	607
UL Solutions Inc. - Class A	8	853
Union Pacific Corporation	65	17,656
United Airlines Holdings, Inc. (a)	35	4,817
United Parcel Service, Inc. - Class B	82	8,794
United Rentals, Inc.	7	7,760
Valmont Industries, Inc.	2	1,213
Veralto Corporation	26	2,297
Verisk Analytics, Inc.	14	2,577
Vertiv Holdings Co - Class A	41	13,743
VSE Corporation	3	633
W.W. Grainger, Inc.	5	6,655
Waste Management, Inc.	41	9,128
Watsco, Inc.	4	1,573
Watts Water Technologies, Inc. - Class A	3	1,138
WESCO International, Inc.	5	1,815
Westinghouse Air Brake Technologies Corporation	18	4,982
Willscot Holdings Corporation - Class A	20	579
Woodward, Inc.	6	2,748
X Energy, Inc. - Class A (a)	5	84
XPO, Inc. (a)	13	2,647
Xylem Inc.	26	3,075
York Space Systems Inc. (a)	2	47
Zurn Elkay Water Solutions Corporation	17	834
		727,189
Consumer Discretionary 0.5%
ADT, Inc.	54	350
Aramark	28	1,616
Pool Corporation	3	750
TopBuild Corp. (a) (c)	3	1,281
		3,997
Information Technology 0.4%
Advanced Energy Industries, Inc.	4	1,541
Composecure, Inc. - Class A (b)	20	315
Dolby Laboratories, Inc. - Class A	7	343
Mirion Technologies (US), Inc. - Class A (a)	25	441
		2,640
Financials 0.2%
Global Payments Inc.	25	1,826
Materials 0.2%
Commercial Metals Company	11	722
Louisiana-Pacific Corporation (W VA)	7	545
		1,267
Consumer Staples 0.0%
Seaboard Corporation	—	112
Total Common Stocks (cost $579,632)		737,031
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	7,031	7,031
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 3.63% (d) (e)	2,341	2,341
Total Short Term Investments (cost $9,372)		9,372
Total Investments 100.2% (cost $589,004)		746,403
Other Derivative Instruments 0.0%		42
Other Assets and Liabilities, Net (0.2)%		(1,510)
Total Net Assets 100.0%		744,935

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Mellon Industrials Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	1,550	227,005	221,524	84	—	—	7,031	1.0
JNL Government Money Market Fund, 3.63% - Class SL	353	14,477	12,489	19	—	—	2,341	0.3
	1,903	241,482	234,013	103	—	—	9,372	1.3

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	19	September 2026	3,484	42	91

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	735,750	1,281	—	737,031
Short Term Investments	9,372	—	—	9,372
	745,122	1,281	—	746,403
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	91	—	—	91
	91	—	—	91

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.8%
Information Technology 97.4%
Accenture Public Limited Company - Class A	204	25,375
ACI Worldwide, Inc. (a)	35	1,765
Adobe Inc. (a)	134	27,438
Advanced Micro Devices, Inc. (a)	540	313,774
Akamai Technologies, Inc. (a)	47	5,567
Allegro Microsystems Inc. (a)	40	2,799
Amkor Technology, Inc.	40	3,477
Amphenol Corporation - Class A	405	71,370
Analog Devices, Inc.	162	64,375
AppFolio, Inc. - Class A (a)	8	1,256
Apple Inc.	4,867	1,408,285
Applied Digital Corporation (a)	82	3,052
Applied Materials, Inc.	263	190,331
Applied Optoelectronics, Inc. (a)	25	3,752
Arista Networks, Inc. (a)	341	57,975
Arrow Electronics, Inc. (a)	14	3,093
Astera Labs, Inc. (a)	46	22,113
Atlassian Corporation - Class A (a)	53	4,132
Autodesk, Inc. (a)	71	13,746
Avnet, Inc.	26	2,347
Axcelis Technologies, Inc. (a)	9	1,778
AXT, Inc. (a)	19	1,402
Belden Inc.	13	1,499
Bentley Systems, Incorporated - Class B	38	1,149
Bill Holdings, Inc. (a)	26	957
Broadcom Inc.	1,544	583,155
Cadence Design Systems, Inc. (a)	91	34,202
CDW Corp.	43	6,006
Ciena Corporation (a)	47	23,035
Cipher Digital Inc. (a)	110	2,687
Cirrus Logic, Inc. (a)	17	2,569
Cisco Systems, Inc.	1,311	153,963
Clear Secure, Inc. - Class A	30	1,670
Cloudflare, Inc. - Class A (a)	105	25,790
Cognex Corporation	52	3,730
Cognizant Technology Solutions Corporation - Class A	152	5,868
Coherent Corp. (a)	61	24,023
CommVault Systems, Inc. (a)	14	1,967
Core Scientific, Inc. (a)	99	2,529
Coreweave, Inc. - Class A (a)	98	9,728
Corning Incorporated	260	66,417
Credo Technology Group Holding Ltd (a)	55	14,875
CrowdStrike Holdings, Inc. - Class A (a)	81	61,730
Datadog, Inc. - Class A (a)	103	26,914
Dell Technologies Inc. - Class C	95	40,815
DigitalOcean Holdings, Inc. (a)	25	3,875
Diodes Incorporated (a)	13	1,476
DocuSign, Inc. (a)	66	2,936
Dropbox, Inc. - Class A (a)	50	1,380
D-Wave Quantum Inc. (a) (b)	117	2,809
Dynatrace, Inc. (a)	98	4,281
Elastic N.V. (a)	29	1,642
Enphase Energy, Inc. (a)	44	2,181
Entegris, Inc.	50	9,065
EPAM Systems, Inc. (a)	18	1,400
F5, Inc. (a)	18	7,577
Fabrinet (a)	12	6,553
Fair Isaac Corporation (a)	7	8,665
Figma, Inc. - Class A (a) (b)	73	1,316
First Solar, Inc. (a)	34	8,008
Flex Ltd. (a)	116	18,831
Formfactor, Inc. (a)	25	4,068
Fortinet, Inc. (a)	206	31,707
Gartner, Inc. (a)	21	2,783
Gen Digital Inc.	182	4,523
GoDaddy Inc. - Class A (a)	44	3,746
Guidewire Software, Inc. (a)	27	3,343
Hewlett Packard Enterprise Company	439	19,795
HP, Inc.	303	6,650
HubSpot, Inc. (a)	16	2,928
Impinj, Inc. (a)	9	1,308
Ingram Micro Holding Corporation	12	338
Intel Corporation (a)	1,443	201,434
InterDigital, Inc.	8	2,341
International Business Machines Corporation	310	87,248
Intuit Inc.	89	23,226
ionQ, Inc. (a) (b)	122	6,509
IPG Photonics Corporation (a)	7	846
Itron, Inc. (a)	14	1,236
Jabil Inc.	34	13,247
JFROG Ltd (a)	33	3,036
Keysight Technologies, Inc. (a)	57	19,838
KLA Corporation	435	131,343
Kulicke and Soffa Industries, Inc.	16	2,150
Lam Research Corporation	417	180,539
Lattice Semiconductor Corporation (a)	46	6,989
Littelfuse, Inc.	8	3,792
Lumentum Holdings Inc. (a)	26	22,055
MACOM Technology Solutions Holdings, Inc. (a)	23	8,649
Manhattan Associates, Inc. (a)	20	2,761
Marvell Technology, Inc.	289	86,136
MaxLinear, Inc. (a)	27	3,398
Microchip Technology Incorporated	180	16,385
Micron Technology, Inc.	373	430,784
Microsoft Corporation	2,464	919,140
MKS Inc.	22	9,729
MongoDB, Inc. - Class A (a)	26	8,709
Monolithic Power Systems, Inc.	16	21,451
Motorola Solutions, Inc.	55	23,010
NetApp, Inc.	63	9,773
Novanta Inc. (a)	12	1,882
Nutanix, Inc. - Class A (a)	87	4,412
NVIDIA Corporation	7,776	1,555,872
NXP Semiconductors N.V.	80	22,617
Okta, Inc. - Class A (a)	56	7,594
ON Semiconductor Corporation (a)	131	12,349
Ondas Inc. (a) (b)	160	1,316
Onto Innovation Inc. (a)	16	6,193
Oracle Corporation	564	82,650
OSI Systems, Inc. (a)	5	1,121
Palantir Technologies Inc. - Class A (a)	733	85,575
Palo Alto Networks, Inc. (a)	268	91,519
Pegasystems Inc.	29	865
Plexus Corp. (a)	8	2,484
Procore Technologies, Inc. (a)	38	1,536
PTC Inc. (a)	37	4,242
Pure Storage, Inc. - Class A (a)	104	8,217
Qnity Electronics, Inc.	70	11,352
Qorvo, Inc. (a)	29	2,697
Qualcomm Incorporated	348	64,305
Ralliant Corporation	38	2,800
Rambus Inc. (a)	36	4,722
Rigetti Computing, Inc. (a) (b)	100	1,938
Roper Technologies, Inc.	33	11,263
Rubrik, Inc. - Class A (a)	50	3,982
SailPoint, Inc. (a) (b)	24	348
Salesforce, Inc.	263	41,222
Samsara Inc. - Class A (a)	105	3,401
SanDisk LLC (a)	46	105,324
Sanmina Corporation (a)	17	4,342
Seagate Technology Holdings Public Limited Company	74	71,621
Semtech Corporation (a)	30	4,918
SentinelOne, Inc. - Class A (a)	108	1,839
ServiceNow, Inc. (a)	343	34,016
ServiceTitan, Inc. - Class A (a)	19	1,377
Silicon Laboratories Inc. (a)	11	2,364
Sitime Corporation (a)	7	5,351
Skyworks Solutions, Inc.	49	3,319
Snowflake Inc. - Class A (a)	112	28,502
Strategy Inc. - Class A (a)	110	9,522
Super Micro Computer, Inc. (a)	172	5,039
Synopsys, Inc. (a)	64	28,354
TD SYNNEX Corporation	26	6,850
TE Connectivity Public Limited Company	97	19,646

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Teledyne Technologies Incorporated (a)	15	10,258
Teradyne, Inc.	52	25,101
Texas Instruments Incorporated	302	89,898
Trimble Inc. (a)	77	3,937
TTM Technologies, Inc. (a)	34	6,285
Twilio Inc. - Class A (a)	48	9,962
Tyler Technologies, Inc. (a)	14	4,150
Uipath, Inc. - Class A (a) (b)	136	1,483
Unity Software Inc. (a)	117	3,334
Universal Display Corporation (b)	15	1,338
VeriSign, Inc.	27	6,749
ViaSat, Inc. (a)	36	3,189
Viavi Solutions Inc. (a)	72	3,421
Vontier Corporation	48	1,405
Western Digital Corporation	114	72,683
Workday, Inc. - Class A (a)	68	8,268
Zebra Technologies Corporation - Class A (a)	16	4,294
Zeta Global Holdings Corp. - Class A (a)	71	1,393
Zoom Communications, Inc. - Class A (a)	80	6,893
Zscaler, Inc. (a)	34	4,747
		8,373,064
Industrials 1.6%
Automatic Data Processing, Inc.	133	29,807
Broadridge Financial Solutions, Inc.	38	5,208
CACI International Inc. - Class A (a)	7	3,354
ESCO Technologies Inc.	8	2,863
ExlService Holdings, Inc. (a)	50	1,290
Fortive Corporation	100	6,135
Genpact Limited	44	1,222
Leidos Holdings, Inc.	41	4,192
Lyft, Inc. - Class A (a)	122	1,779
NextPower LLC - Class A (a)	49	5,808
Parsons Corporation (a)	17	902
Paychex, Inc.	108	10,573
Paycom Software, Inc.	14	1,721
Paylocity Holding Corporation (a)	14	1,437
Science Applications International Corporation	15	1,649
Sensata Technologies Holding PLC	46	2,214
SS&C Technologies Holdings, Inc.	70	4,372
Uber Technologies, Inc. (a)	651	46,986
Vicor Corporation (a)	8	3,049
		134,561
Financials 0.5%
Block, Inc. - Class A (a)	179	13,570
Chime Financial, Inc. - Class A (a)	62	1,271
Corpay Inc. (a)	21	7,149
Fidelity National Information Services, Inc.	172	6,682
Fiserv, Inc. (a)	176	8,616
Jack Henry & Associates, Inc.	23	3,206
Toast, Inc. - Class A (a)	173	4,800
Wex, Inc. (a)	11	1,527
		46,821
Consumer Discretionary 0.2%
Duolingo, Inc. - Class A (a)	13	1,460
Garmin Ltd.	54	12,725
Navan, Inc. - Class A (a)	30	681
		14,866
Communication Services 0.1%
AST Spacemobile, Inc. - Class A (a) (b)	88	7,836
Total Common Stocks (cost $4,062,137)		8,577,148
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	21,445	21,445
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	9,105	9,105
Total Short Term Investments (cost $30,550)		30,550
Total Investments 100.2% (cost $4,092,687)		8,607,698
Other Derivative Instruments 0.0%		826
Other Assets and Liabilities, Net (0.2)%		(13,983)
Total Net Assets 100.0%		8,594,541

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Mellon Information Technology Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	20,654	493,086	492,295	426	—	—	21,445	0.3
JNL Government Money Market Fund, 3.63% - Class SL	11,712	97,688	100,295	202	—	—	9,105	0.1
	32,366	590,774	592,590	628	—	—	30,550	0.4

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Technology Select Sector Index	73	September 2026	27,899	826	382

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	8,577,148	—	—	8,577,148
Short Term Investments	30,550	—	—	30,550
	8,607,698	—	—	8,607,698

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Information Technology Sector Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	382	—	—	382
	382	—	—	382

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 99.4%
Materials 98.4%
Air Products and Chemicals, Inc.	60	17,457
Albemarle Corporation	31	4,233
Alcoa Corporation	68	3,536
Axalta Coating Systems Ltd. (a)	52	1,767
Balchem Corporation	8	1,407
Cabot Corporation	14	1,251
Celanese Corporation - Class A	29	1,346
Century Aluminum Company (a)	18	848
CF Industries Holdings, Inc.	41	4,427
Cleveland-Cliffs Inc. (a)	152	1,429
Coeur Mining, Inc.	277	4,517
Constellium SE - Class A (a)	32	1,019
Corteva, Inc.	180	15,239
CRH Public Limited Company	179	19,162
Dow Inc.	193	5,282
DuPont de Nemours, Inc.	37	4,963
Eagle Materials Inc.	8	1,892
Eastman Chemical Company	30	1,980
Ecolab Inc.	68	18,841
Element Solutions Inc.	60	2,845
Freeport-McMoRan Inc.	385	24,199
Hecla Mining Company	165	2,548
International Flavors & Fragrances Inc.	68	5,415
KRC Materials, Inc. (a)	13	1,100
Linde Public Limited Company	125	64,804
LyondellBasell Industries N.V. - Class A	69	3,649
Martin Marietta Materials, Inc.	16	9,354
Mosaic Company, The	81	1,721
MP Materials Corp. - Class A (a) (b)	38	2,103
NewMarket Corporation	2	1,484
Newmont Corporation	286	26,692
Nucor Corporation	61	13,619
Perimeter Solutions, Inc. (a)	36	1,293
PPG Industries, Inc.	60	7,234
Reliance, Inc.	14	5,108
Royal Gold, Inc.	22	4,495
RPM International Inc.	34	3,835
Sensient Technologies Corporation	11	1,394
Sherwin-Williams Company, The	62	21,421
Solstice Advanced Materials US, Inc.	42	3,763
Southern Copper Corporation	26	4,599
Steel Dynamics, Inc.	36	8,279
USA Rare Earth, Inc. - Class A (a)	47	1,025
Vulcan Materials Company	34	9,897
Westlake Corporation	8	574
		343,046
Industrials 1.0%
Simpson Manufacturing Co., Inc.	11	2,303
UFP Industries, Inc.	15	1,318
		3,621
Total Common Stocks (cost $337,909)		346,667
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	573	573
Total Short Term Investments (cost $573)		573
Total Investments 99.6% (cost $338,482)		347,240
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net 0.4%		1,511
Total Net Assets 100.0%		348,754

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Mellon Materials Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	827	173,690	173,944	49	—	—	573	0.2
JNL Government Money Market Fund, 3.63% - Class SL	—	13,355	13,355	9	—	—	—	—
	827	187,045	187,299	58	—	—	573	0.2

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	10	September 2026	1,101	3	(14)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	346,667	—	—	346,667
Short Term Investments	573	—	—	573
	347,240	—	—	347,240
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(14)	—	—	(14)
	(14)	—	—	(14)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 99.6%
Information Technology 61.0%
Adobe Inc. (a)	195	40,057
Advanced Micro Devices, Inc. (a)	789	458,260
Analog Devices, Inc.	235	93,512
Apple Inc.	2,574	744,767
Applied Materials, Inc.	384	277,752
AppLovin Corporation - Class A (a)	148	76,143
Arm Holdings PLC - ADR (a)	205	72,733
ASML Holding N.V. - ADR	44	88,240
Astera Labs, Inc. (a)	83	40,054
Autodesk, Inc. (a)	102	19,829
Broadcom Inc.	831	313,862
Cadence Design Systems, Inc. (a)	133	50,038
Cisco Systems, Inc.	1,907	224,005
Coreweave, Inc. - Class A (a)	217	21,553
CrowdStrike Holdings, Inc. - Class A (a)	123	93,910
Datadog, Inc. - Class A (a)	160	41,635
Fortinet, Inc. (a)	354	54,404
Intel Corporation (a)	2,431	339,514
Intuit Inc.	132	34,509
KLA Corporation	632	190,772
Lam Research Corporation	605	262,198
Lumentum Holdings Inc. (a)	38	32,370
Marvell Technology, Inc.	423	125,965
Microchip Technology Incorporated	262	23,897
Micron Technology, Inc.	546	629,763
Microsoft Corporation	1,302	485,588
Monolithic Power Systems, Inc.	24	32,827
Nebius Group N.V. - Class A (a) (b) (c)	107	29,448
NVIDIA Corporation	4,241	848,553
NXP Semiconductors N.V.	122	34,296
Palantir Technologies Inc. - Class A (a)	1,112	129,683
Palo Alto Networks, Inc. (a)	394	134,510
Qualcomm Incorporated	509	94,147
Roper Technologies, Inc.	49	16,507
SanDisk LLC (a)	72	163,006
Seagate Technology Holdings Public Limited Company	108	104,701
Shopify Inc. - Class A (a)	589	67,311
Strategy Inc. - Class A (a)	161	13,975
Synopsys, Inc. (a)	93	41,286
Teradyne, Inc.	76	36,643
Texas Instruments Incorporated	441	131,340
Western Digital Corporation	167	106,508
Workday, Inc. - Class A (a)	97	11,894
		6,831,965
Communication Services 12.1%
Alphabet Inc. - Class A	1,021	364,735
Alphabet Inc. - Class C	956	337,775
Comcast Corporation - Class A	1,722	42,279
Electronic Arts Inc.	121	24,852
Meta Platforms, Inc. - Class A	519	292,318
Netflix, Inc. (a)	2,038	145,524
Space Exploration Technologies Corp. - Class A (a)	1	163
Take-Two Interactive Software, Inc. (a)	90	22,435
T-Mobile US, Inc.	523	87,742
Warner Bros. Discovery, Inc. - Series A (a)	1,210	32,247
		1,350,070
Consumer Discretionary 10.6%
Airbnb, Inc. - Class A (a)	202	28,908
Amazon.com, Inc. (a)	1,885	449,294
Booking Holdings Inc.	375	66,761
DoorDash, Inc. - Class A (a)	199	36,690
Marriott International, Inc. - Class A	127	47,236
MercadoLibre, Inc. (a)	24	41,595
O'Reilly Automotive, Inc. (a)	401	36,890
PDD Holdings Inc. - ADR (a)	323	24,628
Ross Stores, Inc.	156	33,145
Starbucks Corporation	551	56,297
Tesla Inc. (a)	875	368,200
		1,189,644
Consumer Staples 6.2%
Coca-Cola Europacific Partners PLC	216	21,568
Costco Wholesale Corporation	215	200,828
Keurig Dr Pepper Inc.	658	21,525
Kraft Heinz Company, The	573	13,540
Mondelez International, Inc. - Class A	620	35,889
Monster Beverage 1990 Corporation (a)	473	45,440
PepsiCo, Inc.	661	89,454
Walmart Inc.	2,360	267,295
		695,539
Health Care 3.5%
Alnylam Pharmaceuticals, Inc. (a)	64	19,375
Amgen Inc.	261	94,471
DexCom, Inc. (a)	186	12,511
GE HealthCare Technologies Inc.	220	14,075
Gilead Sciences, Inc.	600	75,822
IDEXX Laboratories, Inc. (a)	38	20,073
Intuitive Surgical, Inc. (a)	171	68,080
Regeneron Pharmaceuticals, Inc.	50	31,051
Vertex Pharmaceuticals Incorporated (a)	123	60,940
		396,398
Industrials 3.4%
Automatic Data Processing, Inc.	193	43,272
Axon Enterprise, Inc. (a)	39	21,811
Cintas Corporation	193	32,892
Copart, Inc. (a)	447	12,615
CSX Corporation	898	42,690
Fastenal Company	555	26,653
Ferrovial N.V. (b)	348	23,860
Honeywell Aerospace Inc. (a)	153	33,858
Honeywell International Inc. (a)	153	34,290
Old Dominion Freight Line, Inc.	100	21,774
PACCAR Inc.	254	30,558
Paychex, Inc.	173	17,030
Rocket Lab USA, Inc. (a)	281	28,542
Thomson Reuters Corporation (b)	184	15,043
		384,888
Utilities 1.1%
American Electric Power Company, Inc.	263	35,982
Constellation Energy Group, Inc.	175	43,363
Exelon Corporation	495	23,058
XCEL Energy Inc.	302	24,231
		126,634
Materials 1.0%
Linde Public Limited Company	223	115,977
Energy 0.5%
Baker Hughes Company - Class A	480	26,615
Diamondback Energy, Inc.	136	23,903
		50,518
Financials 0.2%
PayPal Holdings, Inc.	426	18,411
Total Common Stocks (cost $5,590,699)		11,160,044
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	45,322	45,322
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 3.63% (d) (e)	18,878	18,878
Total Short Term Investments (cost $64,200)		64,200
Total Investments 100.2% (cost $5,654,899)		11,224,244
Other Derivative Instruments 0.0%		806
Other Assets and Liabilities, Net (0.2)%		(23,416)
Total Net Assets 100.0%		11,201,634

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

as of June 30, 2026.

JNL/Mellon Nasdaq 100 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	43,631	595,304	593,613	811	—	—	45,322	0.4
JNL Government Money Market Fund, 3.63% - Class SL	25,075	265,350	271,547	270	—	—	18,878	0.2
	68,706	860,654	865,160	1,081	—	—	64,200	0.6

JNL/Mellon Nasdaq 100 Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nebius Group N.V. - Class A	11/17/25	30,569	29,448	0.3

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	87	September 2026	52,594	806	517

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	11,160,044	—	—	11,160,044
Short Term Investments	64,200	—	—	64,200
	11,224,244	—	—	11,224,244
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	517	—	—	517
	517	—	—	517

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 99.0%
Real Estate 96.4%
Agree Realty Corporation (a)	17	1,257
Alexandria Real Estate Equities, Inc.	21	1,102
American Healthcare REIT, Inc. (a)	27	1,397
American Homes 4 Rent - Class A	42	1,423
American Tower Corporation	66	10,724
AvalonBay Communities, Inc.	19	3,677
Brixmor Property Group Inc.	41	1,308
BXP, Inc.	21	1,360
Camden Property Trust	14	1,590
Caretrust REIT, Inc.	30	1,223
CBRE Group, Inc. - Class A (b)	41	5,530
Compass, Inc. - Class A (b)	98	1,213
CoStar Group, Inc. (b)	55	1,543
Cousins Properties Incorporated	22	645
Crown Castle Inc.	61	4,610
Cubesmart, L.P.	32	1,261
Digital Realty Trust, Inc.	46	8,307
EastGroup Properties, Inc.	8	1,526
EPR Properties	11	620
Equinix, Inc.	14	14,340
Equity Lifestyle Properties, Inc.	27	1,758
Equity Residential	48	3,236
Essential Properties Realty Trust, Inc.	29	873
Essex Property Trust, Inc.	9	2,514
Extra Space Storage Inc.	29	4,179
Federal Realty Investment Trust	12	1,489
First Industrial Realty Trust, Inc.	16	1,007
Gaming and Leisure Properties, Inc.	38	1,700
Healthcare Realty Trust Incorporated - Class A	47	949
Healthpeak OP, LLC	98	2,100
Host Hotels & Resorts, Inc.	95	2,250
Howard Hughes Holdings Inc. (b)	4	319
Independence Realty Trust, Inc.	33	555
Invitation Homes Inc.	73	2,213
Iron Mountain Incorporated	41	5,240
Janus Living, Inc. - Class A	10	296
Jones Lang LaSalle Incorporated (b)	6	2,014
Kilroy Realty Corporation	14	535
Kimco Realty OP, LLC	96	2,422
Kite Realty Naperville, LLC	27	780
Lamar Advertising Company - Class A	12	1,908
Lineage, Inc. (a)	8	360
Macerich Company, The (a)	39	976
Mid-America Apartment Communities, Inc.	16	2,276
Millrose Properties, Inc. - Class A	22	649
NNN REIT, Inc.	27	1,243
Omega Healthcare Investors, Inc.	42	1,993
Open Doors Technology Inc. - Class A (a) (b)	131	607
OUTFRONT Media Inc.	23	770
Phillips Edison & Company, Inc.	17	696
ProLogis Inc.	131	17,703
Public Storage Operating Company	22	7,084
Rayonier Inc.	42	888
Realty Income Corporation	127	7,866
Regency Centers Corporation	23	1,834
Rexford Industrial Realty, Inc.	32	1,061
Ryman Hospitality Properties, Inc.	9	1,116
Sabra Health Care REIT, Inc.	35	678
SBA Communications Corporation - Class A	15	2,630
Simon Property Group, Inc.	44	9,913
STAG Industrial, Inc.	27	1,022
Sun Communities, Inc.	15	1,799
Tanger Inc.	16	629
Terreno Realty Corporation	14	902
UDR, Inc.	42	1,659
Ventas, Inc.	65	5,780
VICI Properties Inc.	146	3,888
Vornado Realty Trust	23	887
W.P. Carey Inc.	31	2,224
Welltower Inc.	99	22,533
Weyerhaeuser Company	96	2,301
		206,960
Financials 2.6%
AGNC Investment Corp. (a)	161	1,751
Annaly Capital Management, Inc.	103	2,301
RITHM Capital Corp.	79	739
Starwood Property Trust, Inc. (a)	49	810
		5,601
Total Common Stocks (cost $206,886)		212,561
SHORT TERM INVESTMENTS 2.4%
Securities Lending Collateral 1.6%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	3,476	3,476
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	1,591	1,591
Total Short Term Investments (cost $5,067)		5,067
Total Investments 101.4% (cost $211,953)		217,628
Other Derivative Instruments (0.0)%		(48)
Other Assets and Liabilities, Net (1.4)%		(2,904)
Total Net Assets 100.0%		214,676

(a) All or a portion of the security was on loan as of June 30, 2026.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Mellon Real Estate Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	1,330	25,886	25,625	17	—	—	1,591	0.8
JNL Government Money Market Fund, 3.63% - Class SL	2,006	17,187	15,717	14	—	—	3,476	1.6
	3,336	43,073	41,342	31	—	—	5,067	2.4

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	40	September 2026	2,215	(48)	(43)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	212,561	—	—	212,561
Short Term Investments	5,067	—	—	5,067
	217,628	—	—	217,628
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(43)	—	—	(43)
	(43)	—	—	(43)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 99.5%
Information Technology 37.8%
Accenture Public Limited Company - Class A (a)	174	21,712
Adobe Inc. (b)	117	23,904
Advanced Micro Devices, Inc. (b)	461	268,007
Akamai Technologies, Inc. (a) (b)	40	4,726
Amphenol Corporation - Class A	348	61,327
Analog Devices, Inc.	138	54,853
Apple Inc.	4,155	1,202,402
Applied Materials, Inc.	225	162,821
AppLovin Corporation - Class A (b)	76	39,153
Arista Networks, Inc. (b)	292	49,646
Autodesk, Inc. (a) (b)	59	11,559
Broadcom Inc.	1,340	506,040
Cadence Design Systems, Inc. (b)	78	29,226
CDW Corp. (a)	36	5,076
Ciena Corporation (b)	40	19,641
Cisco Systems, Inc.	1,118	131,277
Cognizant Technology Solutions Corporation - Class A (a)	137	5,324
Coherent Corp. (b)	55	21,814
Corning Incorporated	222	56,830
CrowdStrike Holdings, Inc. - Class A (b)	72	54,942
Datadog, Inc. - Class A (b)	93	24,347
Dell Technologies Inc. - Class C	82	35,317
F5, Inc. (b)	16	6,466
Fair Isaac Corporation (a) (b)	6	7,608
First Solar, Inc. (a) (b)	30	7,167
Flex Ltd. (b)	104	16,800
Fortinet, Inc. (b)	176	27,066
Gartner, Inc. (a) (b)	19	2,422
Gen Digital Inc. (a)	150	3,732
GoDaddy Inc. - Class A (a) (b)	34	2,915
Hewlett Packard Enterprise Company	373	16,845
HP, Inc. (a)	259	5,693
Intel Corporation (b)	1,337	186,643
International Business Machines Corporation	266	74,832
Intuit Inc.	79	20,517
Jabil Inc.	30	11,429
Keysight Technologies, Inc. (b)	49	16,993
KLA Corporation	370	111,513
Lam Research Corporation	355	153,643
Lumentum Holdings Inc. (b)	22	18,888
Marvell Technology, Inc.	247	73,722
Microchip Technology Incorporated	153	13,956
Micron Technology, Inc.	319	368,221
Microsoft Corporation	2,102	783,955
Monolithic Power Systems, Inc. (a)	14	19,276
Motorola Solutions, Inc.	47	19,586
NetApp, Inc. (a)	57	8,897
NVIDIA Corporation	6,852	1,371,119
NXP Semiconductors N.V.	71	19,910
ON Semiconductor Corporation (b)	108	10,232
Oracle Corporation	479	70,266
Palantir Technologies Inc. - Class A (a) (b)	650	75,881
Palo Alto Networks, Inc. (b)	230	78,409
PTC Inc. (b)	32	3,610
Qnity Electronics, Inc.	58	9,410
Qualcomm Incorporated	298	55,102
Roper Technologies, Inc. (a)	30	10,231
Salesforce, Inc.	231	36,250
SanDisk LLC (b)	42	95,128
Seagate Technology Holdings Public Limited Company	63	61,205
ServiceNow, Inc. (b)	291	28,917
Skyworks Solutions, Inc. (a)	42	2,823
Super Micro Computer, Inc. (a) (b)	144	4,235
Synopsys, Inc. (b)	54	24,255
TE Connectivity Public Limited Company	82	16,573
Teledyne Technologies Incorporated (a) (b)	13	8,699
Teradyne, Inc.	45	21,749
Texas Instruments Incorporated	258	76,993
Trimble Inc. (a) (b)	69	3,558
Tyler Technologies, Inc. (a) (b)	11	3,305
VeriSign, Inc.	24	6,050
Western Digital Corporation	97	62,268
Workday, Inc. - Class A (b)	57	7,001
Zebra Technologies Corporation - Class A (b)	14	3,617
		6,935,525
Financials 11.7%
AFLAC Incorporated (a)	132	15,422
Allstate Corporation, The	74	17,515
American Express Company	150	50,888
American International Group, Inc.	152	11,336
Ameriprise Financial, Inc.	25	11,640
AON Public Limited Company - Class A	60	19,956
Apollo Global Management, Inc. (a)	131	15,454
Arch Capital Group Ltd. (b)	102	9,854
Ares Management Corporation - Class A	60	6,672
Arthur J. Gallagher & Co.	71	16,346
Assurant, Inc. (a)	13	3,465
Bank of America Corporation	1,845	105,129
Berkshire Hathaway Inc. - Class B (b)	519	259,492
BlackRock, Inc.	41	39,369
Blackstone Inc. - Class A (a)	208	24,481
Block, Inc. - Class A (b)	150	11,392
Brown & Brown, Inc. (a)	86	5,508
Capital One Financial Corporation	176	35,370
CBOE Global Markets, Inc.	29	7,129
Charles Schwab Corporation, The	462	42,626
Chubb Limited	102	34,650
Cincinnati Financial Corporation (a)	44	8,128
Citigroup Inc.	483	67,546
Citizens Financial Group, Inc. (a)	120	8,426
CME Group Inc. - Class A	103	22,823
Coinbase Global, Inc. - Class A (a) (b)	62	9,054
Corpay Inc. (b)	19	6,196
Erie Indemnity Company - Class A (a)	8	1,857
Everest Group, Ltd.	11	3,948
FactSet Research Systems Inc. (a)	10	2,209
Fidelity National Information Services, Inc.	148	5,765
Fifth Third Bancorp (a)	253	14,243
Fiserv, Inc. (a) (b)	153	7,513
Franklin Resources, Inc. (a)	84	2,783
Global Payments Inc. (a)	64	4,628
Globe Life Inc.	21	3,683
Goldman Sachs Group, Inc., The	83	84,466
Hartford Insurance Group, Inc., The	78	10,374
Huntington Bancshares Incorporated	593	10,521
Interactive Brokers Group, Inc. - Class A	122	10,626
Intercontinental Exchange, Inc.	160	19,683
Invesco Ltd.	129	3,397
Jack Henry & Associates, Inc. (a)	17	2,371
JPMorgan Chase & Co.	758	248,084
KeyCorp	269	6,207
KKR & Co. Inc. - Class A (a)	195	17,876
Loews Corporation	48	5,416
M&T Bank Corporation	41	9,768
Marsh & Mclennan Companies, Inc.	137	22,813
MasterCard Incorporated - Class A	228	117,260
MetLife, Inc.	151	12,780
Moody's Corporation	42	19,195
Morgan Stanley	341	71,227
MSCI Inc. - Class A	21	11,681
Nasdaq, Inc. (a)	128	10,058
Northern Trust Corporation	52	9,124
PayPal Holdings, Inc.	248	10,722
PNC Financial Services Group, Inc., The	113	27,716
Principal Financial Group, Inc.	54	5,828
Progressive Corporation, The (a)	166	36,235
Prudential Financial, Inc. (a)	97	10,492
Raymond James Financial, Inc. (a)	51	7,704
Regions Financial Corporation (a)	238	7,190
Robinhood Markets, Inc. - Class A (b)	224	22,486
S&P Global Inc.	86	34,908
State Street Corporation	79	13,323
Synchrony Financial	94	7,164

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
T. Rowe Price Group, Inc. (a)	61	6,988
The Bank Of New York Mellon Corporation (c)	194	28,110
Travelers Companies, Inc., The	60	19,928
Truist Financial Corporation (a)	347	17,304
U.S. Bancorp	444	26,794
Visa Inc. - Class A	470	161,099
W. R. Berkley Corporation (a)	81	5,745
Wells Fargo & Company	865	71,459
Willis Towers Watson Public Limited Company (a)	26	6,713
		2,143,331
Communication Services 9.6%
Alphabet Inc. - Class A	1,659	592,859
Alphabet Inc. - Class C	1,337	472,452
AT&T Inc.	1,980	40,979
Comcast Corporation - Class A	1,001	24,564
EchoStar Corporation - Class A (a) (b)	38	3,865
Electronic Arts Inc.	63	12,995
Former Charter Communications Parent, Inc. - Class A (a) (b)	24	3,348
Fox Corporation - Class A (a)	57	2,971
Fox Corporation - Class B	36	1,667
Live Nation Entertainment, Inc. (a) (b)	44	8,049
Meta Platforms, Inc. - Class A	621	349,907
Netflix, Inc. (b)	1,191	85,009
News Corporation - Class A	103	2,561
News Corporation - Class B (a)	38	1,057
Omnicom Group Inc. (a)	81	5,886
Paramount Skydance Corporation - Class B (a)	93	921
Take-Two Interactive Software, Inc. (b)	49	12,363
TKO Group Holdings Inc. - Class A (a)	18	3,650
T-Mobile US, Inc.	135	22,587
Trade Desk, Inc., The - Class A (a) (b)	118	2,140
Verizon Communications Inc. (a)	1,179	49,900
Walt Disney Company, The	491	47,221
Warner Bros. Discovery, Inc. - Series A (b)	701	18,693
		1,765,644
Consumer Discretionary 9.3%
Airbnb, Inc. - Class A (b)	120	17,242
Amazon.com, Inc. (b)	2,772	660,603
Aptiv PLC (b)	60	3,686
AutoZone, Inc. (b)	5	14,992
Best Buy Co., Inc. (a)	56	4,249
Booking Holdings Inc.	219	38,988
Carnival Corporation	367	10,480
Carvana Co. - Class A (a) (b)	206	13,536
Chipotle Mexican Grill, Inc. (b)	364	12,367
D.R. Horton, Inc.	76	12,360
Darden Restaurants, Inc. (a)	33	6,806
Deckers Outdoor Corporation (b)	42	4,170
Domino's Pizza, Inc. (a)	9	2,568
DoorDash, Inc. - Class A (a) (b)	106	19,594
eBay Inc.	131	14,670
Expedia Group, Inc.	32	8,176
Ford Motor Company	1,099	15,276
Garmin Ltd. (a)	47	11,225
General Motors Company	258	19,925
Genuine Parts Company (a)	39	4,546
Hasbro, Inc.	34	2,842
Hilton Worldwide Holdings Inc.	65	21,341
Home Depot, Inc., The	281	99,138
Las Vegas Sands Corp.	83	3,846
Lennar Corporation - Class A (a)	63	5,743
Lowe`s Companies, Inc.	158	34,842
Lululemon Athletica Inc. (a) (b)	27	3,099
Marriott International, Inc. - Class A	62	23,164
McDonald's Corporation	201	54,291
MGM Resorts International (b)	52	2,496
Nike, Inc. - Class B (a)	343	14,065
Norwegian Cruise Line Holdings Ltd. (a) (b)	141	2,983
NVR, Inc. (b)	1	4,981
O'Reilly Automotive, Inc. (b)	234	21,540
PulteGroup, Inc.	53	7,214
Ralph Lauren Corporation - Class A	11	4,326
Ross Stores, Inc.	91	19,295
Royal Caribbean Cruises Ltd. (a)	70	22,335
Starbucks Corporation	322	32,954
Tapestry, Inc.	58	8,559
Tesla Inc. (b)	796	334,907
TJX Companies, Inc., The	311	47,182
Tractor Supply Company (a)	152	4,814
Ulta Beauty, Inc. (a) (b)	12	5,630
Williams-Sonoma, Inc. (a)	34	8,024
Wynn Resorts, Limited (a)	22	2,173
Yum! Brands, Inc.	77	12,258
		1,699,501
Industrials 8.9%
3M Company	148	24,004
A. O. Smith Corporation (a)	32	2,013
Allegion Public Limited Company (a)	22	3,113
AMETEK, Inc.	64	15,438
Automatic Data Processing, Inc. (a)	114	25,567
Axon Enterprise, Inc. (a) (b)	23	13,030
Boeing Company, The (a) (b)	224	48,515
Broadridge Financial Solutions, Inc. (a)	33	4,491
Builders FirstSource, Inc. (a) (b)	30	2,714
C.H. Robinson Worldwide, Inc. (a)	35	6,561
Carrier Global Corporation	224	16,404
Caterpillar Inc.	130	138,787
Cintas Corporation	97	16,421
Comfort Systems USA, Inc.	10	19,990
Copart, Inc. (b)	243	6,839
CSX Corporation	524	24,919
Cummins Inc.	39	27,760
Deere & Company	71	45,207
Delta Air Lines, Inc.	183	17,178
Dover Corporation	39	8,704
Eaton Corporation Public Limited Company	110	46,913
EMCOR Group, Inc.	13	10,595
Emerson Electric Co.	162	23,190
Equifax Inc.	34	5,418
Expeditors International of Washington, Inc. - Class A (a)	37	6,004
Fastenal Company	317	15,230
FedEx Corporation (a)	62	19,516
Fedex Freight Holding Company, Inc. (b)	31	4,624
Fortive Corporation	81	4,932
GE Vernova Inc.	76	89,342
Generac Holdings Inc. (b)	18	5,176
General Dynamics Corporation	72	25,535
General Electric Company	295	110,389
Honeywell Aerospace Inc. (b)	91	20,024
Honeywell International Inc. (b)	91	20,280
Howmet Aerospace Inc.	113	30,392
Hubbell Incorporated	15	7,761
Huntington Ingalls Industries, Inc.	10	2,898
IDEX Corporation	20	4,588
Illinois Tool Works Inc. (a)	73	19,797
Ingersoll Rand Inc. (a)	101	8,284
J.B. Hunt Transport Services, Inc.	21	6,015
Jacobs Solutions Inc. (a)	30	3,840
Johnson Controls International Public Limited Company	172	25,199
L3Harris Technologies, Inc.	52	15,110
Leidos Holdings, Inc. (a)	33	3,362
Lennox International Inc. (a)	9	5,151
Lockheed Martin Corporation (a)	57	29,121
Masco Corporation (a)	56	4,545
Nordson Corporation	15	4,460
Norfolk Southern Corporation	63	19,883
Northrop Grumman Corporation	38	19,279
Old Dominion Freight Line, Inc.	52	11,377
Otis Worldwide Corporation	107	7,660
PACCAR Inc. (a)	151	18,129
Parker-Hannifin Corporation	36	34,883
Paychex, Inc. (a)	92	9,083
Pentair Public Limited Company	43	3,319
Quanta Services, Inc.	42	30,613
Republic Services, Inc.	56	11,876
Rockwell Automation, Inc.	31	15,436

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Rollins, Inc. (a)	81	3,362
RTX Corporation	380	72,109
Snap-on Incorporated (a)	14	5,828
Southwest Airlines Co. (a)	139	7,130
Stanley Black & Decker, Inc. (a)	45	4,228
Textron Inc. (a)	49	4,491
Trane Technologies Public Limited Company	63	31,018
TransDigm Group Incorporated (a)	16	21,185
Uber Technologies, Inc. (b)	575	41,466
Union Pacific Corporation	168	45,595
United Airlines Holdings, Inc. (b)	91	12,314
United Parcel Service, Inc. - Class B	211	22,667
United Rentals, Inc.	18	19,965
Veralto Corporation	69	6,130
Verisk Analytics, Inc.	37	6,661
Vertiv Holdings Co - Class A	108	36,336
W.W. Grainger, Inc.	12	16,421
Waste Management, Inc. (a)	105	23,343
Westinghouse Air Brake Technologies Corporation	48	13,011
Xylem Inc.	67	7,868
		1,628,012
Health Care 8.9%
Abbott Laboratories	491	44,543
AbbVie Inc.	502	126,256
Agilent Technologies, Inc.	81	10,785
Align Technology, Inc. (a) (b)	20	3,344
Amgen Inc.	154	55,637
Baxter International Inc. (a)	140	2,986
Becton, Dickinson and Company	77	11,594
Biogen Inc. (b)	41	8,841
Bio-Techne Corporation (a)	39	2,780
Boston Scientific Corporation (b)	421	17,973
Bristol-Myers Squibb Company	574	33,087
Cardinal Health, Inc.	67	15,920
Cencora, Inc.	55	15,661
Centene Corporation (b)	137	8,775
Charles River Laboratories International, Inc. (a) (b)	14	3,179
Cigna Group, The	75	20,750
Cooper Companies, Inc., The (b)	53	3,775
CVS Health Corporation (a)	361	37,336
Danaher Corporation	179	34,193
Davita Inc. (a) (b)	9	1,995
DexCom, Inc. (b)	111	7,472
Edwards Lifesciences Corporation (b)	165	14,960
Elevance Health, Inc.	61	23,742
Eli Lilly and Company	224	268,429
GE HealthCare Technologies Inc.	126	8,059
Gilead Sciences, Inc.	353	44,608
HCA Healthcare, Inc.	43	16,928
Henry Schein, Inc. (a) (b)	28	2,350
Humana Inc.	34	13,326
IDEXX Laboratories, Inc. (b)	23	11,941
Incyte Corporation (b)	49	5,526
Insulet Corporation (b)	19	2,947
Intuitive Surgical, Inc. (b)	99	39,530
IQVIA Holdings Inc. (b)	47	9,083
Johnson & Johnson	680	172,818
Labcorp Holdings Inc.	24	6,639
McKesson Corporation (a)	34	25,644
Medtronic, Inc.	364	28,449
Merck & Co., Inc.	697	89,508
Mettler-Toledo International Inc. (a) (b)	6	7,222
Moderna, Inc. (a) (b)	102	7,125
Pfizer Inc.	1,606	38,672
Quest Diagnostics Incorporated (a)	32	6,740
Regeneron Pharmaceuticals, Inc.	29	17,902
ResMed Inc. (a)	41	8,023
Revvity, Inc. (a)	33	3,690
Solventum Corporation (b)	44	3,386
Steris Public Limited Company	28	5,907
Stryker Corporation (a)	98	30,742
Thermo Fisher Scientific Inc.	105	52,585
UnitedHealth Group Incorporated	257	106,817
Universal Health Services, Inc. - Class B	15	2,226
Veeva Systems Inc. - Class A (b)	43	7,658
Vertex Pharmaceuticals Incorporated (b)	71	35,379
Viatris Inc. (a)	314	4,980
Waters Corporation (b)	28	10,474
West Pharmaceutical Services, Inc.	21	7,399
Zimmer Biomet Holdings, Inc. (a)	54	4,688
Zoetis Inc. - Class A	120	8,590
		1,621,574
Consumer Staples 4.5%
Altria Group, Inc.	474	34,129
Archer-Daniels-Midland Company (a)	136	10,380
Brown-Forman Corporation - Class B (a)	54	1,435
Bunge Global S.A.	38	4,061
Casey's General Stores, Inc.	11	8,406
Church & Dwight Co., Inc.	67	6,519
Clorox Company, The (a)	34	3,223
Coca-Cola Company, The	1,093	88,839
Colgate-Palmolive Company	226	20,739
Constellation Brands, Inc. - Class A (a)	41	5,648
Costco Wholesale Corporation	125	117,305
Dollar General Corporation (a)	62	7,085
Dollar Tree, Inc. (a) (b)	51	6,223
Estee Lauder Companies Inc., The - Class A	71	5,576
General Mills, Inc. (a)	147	5,116
Hershey Company, The (a)	42	7,406
Hormel Foods Corporation (a)	80	1,976
J. M. Smucker Company, The	31	3,452
Kenvue Inc.	546	10,439
Keurig Dr Pepper Inc. (a)	385	12,587
Kimberly-Clark Corporation (a)	94	10,286
Kraft Heinz Company, The (a)	246	5,814
Kroger Co., The	159	8,857
McCormick & Company, Incorporated	73	3,684
Molson Coors Beverage Company - Class B (a)	48	1,853
Mondelez International, Inc. - Class A	362	20,955
Monster Beverage 1990 Corporation (b)	200	19,198
PepsiCo, Inc.	387	52,381
Philip Morris International Inc.	441	79,788
Procter & Gamble Company, The	657	96,334
Sysco Corporation	135	11,253
Target Corporation	130	16,937
Tyson Foods, Inc. - Class A	80	4,560
Walmart Inc.	1,240	140,460
		832,904
Energy 3.0%
Apa Corp. (a)	101	3,276
Baker Hughes Company - Class A	277	15,394
Chevron Corporation	530	87,777
ConocoPhillips	345	35,849
Devon Energy Corporation	324	13,368
Diamondback Energy, Inc.	55	9,739
EOG Resources, Inc.	151	19,552
EQT Corporation	181	9,614
Expand Energy Corporation	67	6,126
Exxon Mobil Corporation	1,173	160,368
Halliburton Company	232	7,882
Kinder Morgan, Inc.	546	17,449
Marathon Petroleum Corporation	83	21,162
Occidental Petroleum Corporation	208	10,109
ONEOK, Inc. (a)	180	15,650
Phillips 66	114	19,267
SLB Limited	427	19,842
Targa Resources Corp.	60	16,054
Texas Pacific Land Corporation (a)	16	7,159
Valero Energy Corporation (a)	84	21,924
Williams Companies, Inc., The	346	25,694
		543,255
Utilities 2.2%
AES Corporation, The	191	2,796
Alliant Energy Corporation (a)	75	5,701
Ameren Corporation (a)	79	8,923
American Electric Power Company, Inc. (a)	152	20,748
American Water Works Company, Inc.	54	7,107
Atmos Energy Corporation	47	8,167

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
CenterPoint Energy, Inc. (a)	183	8,060
CMS Energy Corporation	88	6,737
Consolidated Edison, Inc.	106	11,777
Constellation Energy Group, Inc.	91	22,618
Dominion Energy, Inc.	248	16,912
DTE Energy Company	58	8,860
Duke Energy Corporation	219	27,753
Edison International	110	8,224
Entergy Corporation (a)	130	14,900
Evergy, Inc.	67	5,808
Eversource Energy	109	7,914
Exelon Corporation	292	13,603
FirstEnergy Corp. (a)	149	7,064
NextEra Energy, Inc.	588	51,645
NiSource Inc.	137	6,533
NRG Energy, Inc.	59	8,592
PG&E Corporation	615	10,337
Pinnacle West Capital Corporation (a)	35	3,746
PPL Corporation (a)	213	7,740
Public Service Enterprise Group Incorporated	141	11,419
Sempra	184	17,077
The Southern Company (a)	320	30,631
Vistra Corp.	89	14,157
WEC Energy Group Inc. (a)	91	10,621
XCEL Energy Inc.	175	14,026
		400,196
Real Estate 1.8%
Alexandria Real Estate Equities, Inc. (a)	45	2,372
American Tower Corporation	132	21,594
AvalonBay Communities, Inc.	41	7,729
BXP, Inc. (a)	40	2,654
Camden Property Trust (a)	27	3,054
CBRE Group, Inc. - Class A (b)	84	11,343
CoStar Group, Inc. (a) (b)	118	3,354
Crown Castle Inc. (a)	122	9,225
Digital Realty Trust, Inc. (a)	93	16,793
Equinix, Inc.	28	28,987
Equity Residential	95	6,459
Essex Property Trust, Inc.	18	5,222
Extra Space Storage Inc.	60	8,712
Federal Realty Investment Trust	21	2,620
Healthpeak OP, LLC	207	4,429
Host Hotels & Resorts, Inc.	178	4,226
Invitation Homes Inc.	155	4,669
Iron Mountain Incorporated	83	10,544
Kimco Realty OP, LLC (a)	200	5,061
Mid-America Apartment Communities, Inc.	33	4,542
ProLogis Inc.	263	35,655
Public Storage Operating Company (a)	45	14,334
Realty Income Corporation (a)	265	16,429
Regency Centers Corporation	47	3,722
SBA Communications Corporation - Class A	31	5,403
Simon Property Group, Inc.	91	20,466
UDR, Inc.	92	3,659
Ventas, Inc.	140	12,408
VICI Properties Inc.	312	8,281
Welltower Inc.	199	45,187
Weyerhaeuser Company	202	4,844
		333,977
Materials 1.8%
Air Products and Chemicals, Inc.	63	18,512
Albemarle Corporation (a)	33	4,424
Amcor Pty Ltd (a)	126	5,457
Avery Dennison Corporation (a)	20	3,310
Ball Corporation	76	4,738
CF Industries Holdings, Inc.	44	4,775
Corteva, Inc. (a)	186	15,777
CRH Public Limited Company	187	20,021
Dow Inc. (a)	199	5,449
DuPont de Nemours, Inc.	39	5,333
Ecolab Inc.	71	19,769
Freeport-McMoRan Inc.	406	25,512
International Flavors & Fragrances Inc. (a)	72	5,733
International Paper Company (a)	150	5,697
Linde Public Limited Company	131	67,850
LyondellBasell Industries N.V. - Class A	73	3,819
Martin Marietta Materials, Inc. (a)	17	9,807
Mosaic Company, The (a)	92	1,946
Newmont Corporation	303	28,269
Nucor Corporation	63	14,112
Packaging Corporation of America	26	6,092
PPG Industries, Inc.	65	7,853
Sherwin-Williams Company, The	65	22,542
Smurfit Westrock Public Limited Company (a)	151	6,970
Steel Dynamics, Inc. (a)	38	8,768
Vulcan Materials Company (a)	38	11,077
		333,612
Total Common Stocks (cost $6,436,647)		18,237,531
SHORT TERM INVESTMENTS 4.3%
Securities Lending Collateral 3.8%
Repurchase Agreement with BNS, 3.97% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $444,612) acquired on 6/30/2026, due 10/5/2026 at $404,279	400,000	400,000
Repurchase Agreement with CIT, 4.03% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $330,000) acquired on 6/30/2026, due 9/30/2026 at $303,090	300,000	300,000
		700,000
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	84,468	84,468
Total Short Term Investments (cost $784,468)		784,468
Total Investments 103.8% (cost $7,221,115)		19,021,999
Other Derivative Instruments 0.0%		664
Other Assets and Liabilities, Net (3.8)%		(688,254)
Total Net Assets 100.0%		18,334,409

(a) All or a portion of the security was on loan as of June 30, 2026.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Mellon S&P 500 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	73,368	606,341	595,241	1,361	—	—	84,468	0.5
JNL Government Money Market Fund, 3.63% - Class SL	139,193	2,889,513	3,028,706	1,346	—	—	—	—
The Bank Of New York Mellon Corporation	23,749	139	1,379	209	988	4,613	28,110	0.1
	236,310	3,495,993	3,625,326	2,916	988	4,613	112,578	0.6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	277	September 2026	103,900	664	643

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	18,237,531	—	—	18,237,531
Short Term Investments	784,468	—	—	784,468
	19,021,999	—	—	19,021,999
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	643	—	—	643
	643	—	—	643

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon U.S. Stock Market Index Fund
COMMON STOCKS 99.3%
Information Technology 36.0%
Accenture Public Limited Company - Class A	43	5,377
ACI Worldwide, Inc. (a)	7	337
Adobe Inc. (a)	28	5,727
Advanced Energy Industries, Inc.	2	930
Advanced Micro Devices, Inc. (a)	113	65,836
Akamai Technologies, Inc. (a)	10	1,132
Allegro Microsystems Inc. (a)	8	557
Amkor Technology, Inc.	8	707
Amphenol Corporation - Class A	85	14,979
Analog Devices, Inc.	34	13,492
AppFolio, Inc. - Class A (a)	2	241
Apple Inc.	1,022	295,591
Applied Digital Corporation (a)	17	620
Applied Materials, Inc.	55	39,924
Applied Optoelectronics, Inc. (a)	5	799
AppLovin Corporation - Class A (a)	15	7,812
Arista Networks, Inc. (a)	72	12,148
Arrow Electronics, Inc. (a)	3	585
Astera Labs, Inc. (a)	10	4,643
Atlassian Corporation - Class A (a)	11	888
Aurora Innovations Inc. - Class A (a)	97	658
Autodesk, Inc. (a)	15	2,923
Avnet, Inc.	6	529
Axcelis Technologies, Inc. (a)	2	381
AXT, Inc. (a)	4	302
Belden Inc.	3	320
Bentley Systems, Incorporated - Class B	6	177
Bill Holdings, Inc. (a)	5	195
Bitmine Immersion Technologies, Inc.	41	551
Broadcom Inc.	324	122,376
Cadence Design Systems, Inc. (a)	19	7,163
CDW Corp.	9	1,306
Ciena Corporation (a)	10	4,796
Cipher Digital Inc. (a)	24	596
Circle Internet Group, Inc. - Class A (a)	13	784
Cirrus Logic, Inc. (a)	4	588
Cisco Systems, Inc.	275	32,308
Clear Secure, Inc. - Class A	7	368
Cloudflare, Inc. - Class A (a)	22	5,471
Cognex Corporation	11	821
Cognizant Technology Solutions Corporation - Class A	31	1,196
Coherent Corp. (a)	13	5,090
CommVault Systems, Inc. (a)	3	433
Composecure, Inc. - Class A	12	185
Core Scientific, Inc. (a)	21	550
Coreweave, Inc. - Class A (a)	21	2,057
Corning Incorporated	55	13,958
Credo Technology Group Holding Ltd (a)	12	3,185
CrowdStrike Holdings, Inc. - Class A (a)	17	12,944
Datadog, Inc. - Class A (a)	22	5,608
Dell Technologies Inc. - Class C	20	8,509
DigitalOcean Holdings, Inc. (a)	5	831
Diodes Incorporated (a)	3	311
DocuSign, Inc. (a)	12	538
Dolby Laboratories, Inc. - Class A	5	243
Dropbox, Inc. - Class A (a)	10	279
D-Wave Quantum Inc. (a) (b)	25	604
Dynatrace, Inc. (a)	20	864
Elastic N.V. (a)	6	339
Enphase Energy, Inc. (a)	10	485
Entegris, Inc.	10	1,849
EPAM Systems, Inc. (a)	4	328
F5, Inc. (a)	4	1,529
Fabrinet (a)	2	1,337
Fair Isaac Corporation (a)	1	1,789
Figma, Inc. - Class A (a)	16	289
First Solar, Inc. (a)	7	1,669
Flex Ltd. (a)	25	4,013
Formfactor, Inc. (a)	5	866
Fortinet, Inc. (a)	43	6,675
Gartner, Inc. (a)	5	612
Gen Digital Inc.	38	936
GoDaddy Inc. - Class A (a)	10	816
Guidewire Software, Inc. (a)	6	719
Hewlett Packard Enterprise Company	92	4,170
HP, Inc.	65	1,424
HubSpot, Inc. (a)	4	670
Hut 8 Corp. (a)	7	805
Impinj, Inc. (a)	2	277
Ingram Micro Holding Corporation	5	135
Intel Corporation (a)	303	42,265
InterDigital, Inc.	2	522
International Business Machines Corporation	65	18,296
Intuit Inc.	19	4,866
ionQ, Inc. (a) (b)	26	1,377
IPG Photonics Corporation (a)	2	183
Itron, Inc. (a)	3	261
Jabil Inc.	7	2,816
JFROG Ltd (a)	7	602
Keysight Technologies, Inc. (a)	12	4,116
KLA Corporation	91	27,545
Kulicke and Soffa Industries, Inc.	3	457
Lam Research Corporation	87	37,871
Lattice Semiconductor Corporation (a)	9	1,409
Littelfuse, Inc.	2	740
Lumentum Holdings Inc. (a)	5	4,660
MACOM Technology Solutions Holdings, Inc. (a)	5	1,858
Manhattan Associates, Inc. (a)	5	645
Mara Holdings, Inc. (a) (b)	27	377
Marvell Technology, Inc.	61	18,068
MaxLinear, Inc. (a)	6	728
Microchip Technology Incorporated	38	3,459
Micron Technology, Inc.	78	90,397
Microsoft Corporation	517	192,927
Mirion Technologies (US), Inc. - Class A (a)	18	322
MKS Inc.	5	2,083
MongoDB, Inc. - Class A (a)	5	1,829
Monolithic Power Systems, Inc.	3	4,562
Motorola Solutions, Inc.	12	4,797
NetApp, Inc.	13	2,077
Novanta Inc. (a)	2	395
Nutanix, Inc. - Class A (a)	18	892
NVIDIA Corporation	1,632	326,531
NXP Semiconductors N.V.	17	4,743
Okta, Inc. - Class A (a)	12	1,609
ON Semiconductor Corporation (a)	27	2,565
Ondas Inc. (a) (b)	34	279
Onto Innovation Inc. (a)	3	1,246
Oracle Corporation	118	17,338
OSI Systems, Inc. (a)	1	253
Palantir Technologies Inc. - Class A (a)	154	17,947
Palo Alto Networks, Inc. (a)	56	19,230
Pegasystems Inc.	7	214
Plexus Corp. (a)	1	449
Procore Technologies, Inc. (a)	8	326
PTC Inc. (a)	8	903
Pure Storage, Inc. - Class A (a)	22	1,706
Qnity Electronics, Inc.	14	2,355
Qorvo, Inc. (a)	6	533
Qualcomm Incorporated	73	13,462
Ralliant Corporation	7	504
Rambus Inc. (a)	8	1,029
Rigetti Computing, Inc. (a) (b)	22	424
Riot Platforms, Inc. (a)	25	675
Roper Technologies, Inc.	7	2,336
Rubrik, Inc. - Class A (a)	10	824
SailPoint, Inc. (a) (b)	6	90
Salesforce, Inc.	55	8,672
Samsara Inc. - Class A (a)	20	661
SanDisk LLC (a)	10	22,089
Sanmina Corporation (a)	4	949
Seagate Technology Holdings Public Limited Company	16	15,085
Semtech Corporation (a)	7	1,055
SentinelOne, Inc. - Class A (a)	25	421
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
ServiceNow, Inc. (a)	72	7,160
ServiceTitan, Inc. - Class A (a)	4	268
Silicon Laboratories Inc. (a)	2	520
Sitime Corporation (a)	1	1,102
Skyworks Solutions, Inc.	10	688
Snowflake Inc. - Class A (a)	23	5,974
Strategy Inc. - Class A (a)	23	2,013
Super Micro Computer, Inc. (a)	38	1,115
Synopsys, Inc. (a)	13	5,943
TD SYNNEX Corporation	5	1,380
TE Connectivity Public Limited Company	20	4,093
Teledyne Technologies Incorporated (a)	3	2,172
Teradyne, Inc.	11	5,328
TeraWulf Inc. (a) (b)	29	724
Texas Instruments Incorporated	63	18,855
Trimble Inc. (a)	16	810
TTM Technologies, Inc. (a)	7	1,375
Twilio Inc. - Class A (a)	10	2,079
Tyler Technologies, Inc. (a)	3	833
Uipath, Inc. - Class A (a)	25	268
Unity Software Inc. (a)	27	761
Universal Display Corporation (b)	4	327
VeriSign, Inc.	5	1,355
ViaSat, Inc. (a)	7	669
Viavi Solutions Inc. (a)	15	735
Vontier Corporation	10	300
Western Digital Corporation	24	15,272
Workday, Inc. - Class A (a)	14	1,710
Zebra Technologies Corporation - Class A (a)	3	896
Zeta Global Holdings Corp. - Class A (a)	16	310
Zoom Communications, Inc. - Class A (a)	17	1,433
Zscaler, Inc. (a)	7	980
		1,771,408
Financials 11.9%
Affiliated Managers Group, Inc.	2	622
Affirm Holdings, Inc. - Class A (a)	19	1,578
AFLAC Incorporated	32	3,719
AGNC Investment Corp. (b)	82	894
Allstate Corporation, The	18	4,330
Ally Financial Inc.	17	761
American Express Company	37	12,658
American Financial Group, Inc.	5	717
American International Group, Inc.	35	2,586
Ameriprise Financial, Inc.	6	2,772
Ameris Bancorp	4	355
Annaly Capital Management, Inc.	49	1,098
AON Public Limited Company - Class A	15	4,946
Apollo Global Management, Inc.	30	3,570
Arch Capital Group Ltd. (a)	24	2,370
Ares Management Corporation - Class A	15	1,624
Arthur J. Gallagher & Co.	18	4,039
Associated Banc-Corp	10	317
Assurant, Inc.	4	984
Assured Guaranty Ltd.	3	243
Atlantic Union Bank	8	351
AXIS Capital Holdings Limited	6	597
Axos Financial, Inc. (a)	4	366
Bank of America Corporation	458	26,102
Bank OZK	8	395
Berkshire Hathaway Inc. - Class B (a)	129	64,713
BlackRock, Inc.	10	9,301
Blackstone Inc. - Class A	52	6,156
Block, Inc. - Class A (a)	38	2,907
Blue Owl Capital Inc. - Class A	48	421
BOK Financial Corporation	1	185
Brown & Brown, Inc.	20	1,277
Capital One Financial Corporation	43	8,667
Carlyle Group Inc., The	16	672
Charles Schwab Corporation, The	114	10,526
Chime Financial, Inc. - Class A (a)	13	266
Chubb Limited	25	8,402
Cincinnati Financial Corporation	11	2,012
Citigroup Inc.	119	16,605
Citizens Financial Group, Inc.	30	2,102
CME Group Inc. - Class A	25	5,497
CNO Financial Group, Inc.	6	319
Coinbase Global, Inc. - Class A (a)	16	2,301
Columbia Banking System, Inc.	19	611
Commerce Bancshares, Inc.	10	563
Corebridge Financial, Inc.	17	487
Corpay Inc. (a)	4	1,441
Credit Acceptance Corporation (a) (b)	—	166
Cullen/Frost Bankers, Inc.	4	624
East West Bancorp, Inc.	10	1,262
Eastern Bankshares, Inc.	9	208
Enova International, Inc. (a)	1	354
Equitable Holdings, Inc.	20	886
Erie Indemnity Company - Class A (b)	2	428
Essent Group Ltd.	7	432
Evercore Inc. - Class A	3	887
Everest Group, Ltd.	2	666
F&G Annuities & Life, Inc.	1	32
F.N.B. Corporation	24	452
FactSet Research Systems Inc.	3	629
Federated Hermes, Inc. - Class B	5	280
Fidelity National Financial, Inc. - Class A	17	804
Fidelity National Information Services, Inc.	36	1,384
Fifth Third Bancorp	62	3,520
Figure Technology Solutions, Inc. - Class A (a)	10	299
First American Financial Corporation	7	487
First Citizens BancShares, Inc. - Class A	1	1,151
First Financial Bankshares, Inc.	6	224
First Horizon Corporation	33	836
FirstCash, Inc.	3	582
Fiserv, Inc. (a)	38	1,856
Flagstar Bank, National Association	23	348
Franklin Resources, Inc.	20	659
Freedom Holding Corp. (a) (b)	1	132
Galaxy Digital Inc. - Class A (a)	13	362
Glacier Bancorp, Inc.	10	501
Global Payments Inc.	16	1,175
Globe Life Inc.	5	931
Goldman Sachs Group, Inc., The	21	20,782
Hamilton Lane Incorporated - Class A	3	220
Hancock Whitney Corporation	6	430
Hanover Insurance Group Inc, The	2	466
Hartford Insurance Group, Inc., The	19	2,528
Home BancShares, Inc.	15	433
Houlihan Lokey, Inc. - Class A	4	503
Huntington Bancshares Incorporated	136	2,418
Independence Holdings, LLC	8	503
Interactive Brokers Group, Inc. - Class A	31	2,724
Intercontinental Exchange, Inc.	39	4,834
International Bancshares Corporation	3	250
Invesco Ltd.	20	536
Jack Henry & Associates, Inc.	5	722
Jackson Financial Inc. - Class A (c)	5	522
Janus Henderson Group PLC	8	396
Jefferies Financial Group Inc.	11	549
JPMorgan Chase & Co.	188	61,428
KeyCorp	65	1,495
Kinsale Capital Group, Inc.	2	572
KKR & Co. Inc. - Class A	48	4,386
Lazard, Inc.	7	303
Lemonade, Inc. (a)	4	256
Lincoln National Corporation	14	482
Loews Corporation	12	1,380
LPL Financial Holdings Inc.	5	1,544
M&T Bank Corporation	10	2,425
Markel Group Inc. (a)	1	1,633
MarketAxess Holdings Inc.	3	297
Marsh & Mclennan Companies, Inc.	32	5,399
MasterCard Incorporated - Class A	57	29,021
Mercury General Corporation	2	164
MetLife, Inc.	36	3,057
MGIC Investment Corporation	14	389
Miami International Holdings, Inc. (a)	5	188
Moelis & Company - Class A	5	304
Moody's Corporation	10	4,748

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Morgan Stanley	84	17,539
Morningstar, Inc.	2	273
MSCI Inc. - Class A	5	2,802
Nasdaq, Inc.	26	2,027
Northern Trust Corporation	13	2,288
Old National Bancorp	22	581
Old Republic International Corporation	17	696
PayPal Holdings, Inc.	60	2,606
PennyMac Financial Services, Inc.	3	231
Pinnacle Financial Partners, Inc.	11	1,070
Piper Sandler Companies	5	359
PJT Partners Inc. - Class A	1	203
PNC Financial Services Group, Inc., The	28	6,965
Popular, Inc.	5	743
Primerica, Inc.	2	596
Principal Financial Group, Inc.	15	1,587
Progressive Corporation, The	41	8,881
Prosperity Bancshares, Inc.	7	482
Prudential Financial, Inc.	24	2,618
Radian Group Inc.	8	316
Raymond James Financial, Inc.	12	1,826
Regions Financial Corporation	56	1,696
Reinsurance Group of America, Incorporated	4	941
RenaissanceRe Holdings Ltd	3	803
RITHM Capital Corp.	43	399
RLI Corp.	7	397
Robinhood Markets, Inc. - Class A (a)	54	5,462
Rocket Companies, Inc. - Class A (a)	59	929
Ryan Specialty Group Holdings, Inc. - Class A (b)	7	268
S&P Global Inc.	21	8,484
SEI Investments Company	7	571
Selective Insurance Group, Inc.	5	465
ServisFirst Bancshares, Inc.	4	334
SLM Corporation	13	328
SoFi Technologies, Inc. (a)	85	1,529
Southstate Bank Corporation	7	658
Starwood Property Trust, Inc. (b)	27	445
State Street Corporation	19	3,144
StepStone Group Inc. - Class A	6	229
Stifel Financial Corp.	12	804
StoneX Group Inc. (a)	5	647
Synchrony Financial	24	1,808
T. Rowe Price Group, Inc.	15	1,677
Texas Capital Bancshares, Inc.	3	299
TFS Financial Corporation	2	29
The Bank Of New York Mellon Corporation (c)	46	6,622
Toast, Inc. - Class A (a)	37	1,032
TPG Inc. - Class A	8	326
Tradeweb Markets Inc. - Class A	8	846
TransUnion	14	1,004
Travelers Companies, Inc., The	15	4,824
Truist Financial Corporation	81	4,055
U.S. Bancorp	109	6,554
UMB Financial Corporation	5	675
United Bankshares, Inc.	9	413
United Community Banks, Inc.	8	276
Unum Group	10	903
Valley National Bancorp	29	430
Victory Capital Holdings, Inc. - Class A	4	314
Virtu Financial, Inc. - Class A	5	325
Visa Inc. - Class A	116	39,661
Voya Financial, Inc.	7	616
W. R. Berkley Corporation	18	1,288
Webster Financial Corporation	11	863
Wells Fargo & Company	213	17,623
Western Alliance Bancorporation	8	626
Wex, Inc. (a)	2	334
White Mountains Insurance Group Ltd	—	303
Willis Towers Watson Public Limited Company	6	1,654
Wintrust Financial Corporation	5	743
Zions Bancorporation, National Association	9	619
		584,233
Industrials 10.0%
3M Company	36	5,863
A. O. Smith Corporation	8	482
AAON, Inc.	4	567
AAR Corp. (a)	3	389
Acuity Inc.	2	839
Advanced Drainage Systems, Inc.	5	816
AECOM	9	641
AeroVironment, Inc. (a) (b)	3	431
AGCO Corporation	4	470
Alaska Air Group, Inc. (a)	7	365
Allegion Public Limited Company	6	855
Allison Systems, Inc.	6	663
Amentum Holdings, Inc. (a)	10	208
American Airlines Group Inc. (a)	48	874
AMETEK, Inc.	16	3,887
API Group Corporation (a)	27	1,131
Applied Industrial Technologies, Inc.	3	852
Archer Aviation Inc. - Class A (a)	38	181
Arcosa, Inc.	3	428
Argan, Inc. (b)	1	727
Armstrong World Industries, Inc.	3	488
ATI Inc. (a)	9	1,794
Automatic Data Processing, Inc.	28	6,306
Avis Budget Group, Inc. (a)	1	184
Axon Enterprise, Inc. (a)	5	2,934
AZZ Inc.	2	279
Bloom Energy Corporation - Class A (a)	19	5,604
Boeing Company, The (a)	55	11,814
Booz Allen Hamilton Holding Corporation - Class A	8	499
Brink's Company, The	3	265
Broadridge Financial Solutions, Inc.	8	1,116
Builders FirstSource, Inc. (a)	7	590
BWXT Government Group, Inc.	7	1,282
C.H. Robinson Worldwide, Inc.	8	1,537
CACI International Inc. - Class A (a)	1	690
Carlisle Companies Incorporated	3	1,054
Carpenter Technology Corporation	3	2,082
Carrier Global Corporation	53	3,911
Casella Waste Systems, Inc. - Class A (a)	5	473
Caterpillar Inc.	32	34,163
Chart Industries, Inc. (a)	3	675
Cintas Corporation	24	4,110
Clean Harbors, Inc. (a)	4	1,073
CNH Industrial N.V.	64	716
Comfort Systems USA, Inc.	2	4,745
Construction Partners, Inc. - Class A (a)	4	432
Copart, Inc. (a)	58	1,647
Core & Main, Inc. - Class A (a)	13	621
Crane Company	3	738
CSW Industrials, Inc.	1	266
CSX Corporation	131	6,203
Cummins Inc.	10	6,863
Curtiss-Wright Corporation	3	1,986
Deere & Company	17	11,039
Delta Air Lines, Inc.	45	4,235
Donaldson Company, Inc.	8	698
Dover Corporation	9	2,032
Dycom Industries, Inc. (a)	2	1,037
Eaton Corporation Public Limited Company	27	11,527
EMCOR Group, Inc.	3	2,456
Emerson Electric Co.	39	5,630
EnerSys	3	596
Enpro Inc.	1	528
Equifax Inc.	8	1,326
ESAB Corporation	4	413
ESCO Technologies Inc.	2	580
Everus Construction Group, Inc. (a)	3	553
ExlService Holdings, Inc. (a)	13	341
Expeditors International of Washington, Inc. - Class A	9	1,424
Fastenal Company	76	3,666
Federal Signal Corporation	4	474
FedEx Corporation	15	4,822
Ferguson Enterprises Inc.	13	3,046
Firefly Aerospace Inc. (a)	6	165
Flowserve Corporation	9	678

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Fluor Corporation (a)	11	580
Forgent Power Solutions, Inc. - Class A (a)	5	282
Fortive Corporation	20	1,226
Fortune Brands Innovations, Inc.	8	421
Franklin Electric Co., Inc.	3	321
FTI Consulting, Inc. (a)	2	369
Gates Industrial Corporation PLC (a)	17	486
GATX Corporation	2	398
GE Vernova Inc.	19	22,056
Generac Holdings Inc. (a)	4	1,250
General Dynamics Corporation	17	6,014
General Electric Company	73	27,247
Genpact Limited	11	301
Graco Inc.	12	935
Granite Construction Incorporated	2	386
Griffon Corporation	3	262
GXO Logistics Inc. (a)	8	425
HEICO Corporation	3	1,033
HEICO Corporation - Class A	5	1,409
Herc Holdings Inc.	2	355
Hexcel Corporation	5	526
Honeywell Aerospace Inc. (a)	—	5
Honeywell International Inc. (a)	22	4,967
Howmet Aerospace Inc.	28	7,482
Hubbell Incorporated	3	1,807
Huntington Ingalls Industries, Inc.	3	771
IDEX Corporation	5	1,105
IES Holdings, Inc. (a)	1	395
Illinois Tool Works Inc.	20	5,455
Ingersoll Rand Inc.	27	2,227
ITT Inc.	6	1,174
J.B. Hunt Transport Services, Inc.	5	1,482
Jacobs Solutions Inc.	8	1,055
JBT Marel Corporation	4	568
Joby Aviation, Inc. - Class A (a) (b)	37	330
Johnson Controls International Public Limited Company	43	6,229
Karman Holdings Inc. (a)	9	431
KBR, Inc.	9	314
Kirby Corporation (a)	4	481
Knight-Swift Transportation Holdings Inc. - Class A	11	843
Kratos Defense & Security Solutions, Inc. (a)	13	628
L3Harris Technologies, Inc.	13	3,805
Landstar System, Inc.	2	504
Legence Corp. - Class A (a)	3	240
Leidos Holdings, Inc.	9	889
Lennox International Inc.	2	1,293
Leonardo DRS, Inc.	5	211
Lincoln Electric Holdings, Inc.	4	1,049
Loar Holdings Inc. (a)	2	142
Lockheed Martin Corporation	14	7,002
Lyft, Inc. - Class A (a)	28	407
Madison Air Solutions Corporation - Class A (a)	5	204
Masco Corporation	15	1,197
MasTec, Inc. (a)	4	1,749
Mercury Systems, Inc. (a)	4	439
Middleby Corporation, The (a)	3	514
Mine Safety Appliances Company, LLC	3	460
Modine Manufacturing Company (a)	3	903
Moog Inc. - Class A	2	846
MSC Industrial Direct Co., Inc. - Class A	3	307
Mueller Industries, Inc.	8	957
Mueller Water Products, Inc. - Class A	11	292
MYR Group Inc. (a)	1	518
NextPower LLC - Class A (a)	10	1,205
Nordson Corporation	4	1,096
Norfolk Southern Corporation	16	5,014
Northrop Grumman Corporation	10	5,036
NuScale Power, LLC - Class A (a)	23	226
Nvent Electric Public Limited Company	11	1,943
Old Dominion Freight Line, Inc.	13	2,797
Oshkosh Corporation	4	650
Otis Worldwide Corporation	26	1,895
Owens Corning	5	869
PACCAR Inc.	34	4,119
Parker-Hannifin Corporation	8	8,269
Parsons Corporation (a)	4	203
Paychex, Inc.	23	2,270
Paycom Software, Inc.	3	315
Paylocity Holding Corporation (a)	3	314
Pentair Public Limited Company	12	906
Planet Labs Inc. - Class A (a)	20	673
Plug Power Inc. (a) (b)	95	258
Powell Industries, Inc.	2	661
Primoris Services Corporation	3	335
Quanta Services, Inc.	10	7,439
Qxo, Inc. (a) (b)	49	840
RBC Bearings Incorporated (a)	2	1,396
Regal Rexnord Corporation	4	1,061
Republic Services, Inc.	14	2,980
Resideo Technologies, Inc. (a)	9	280
Rocket Lab USA, Inc. (a)	38	3,854
Rockwell Automation, Inc.	8	3,836
Rollins, Inc.	21	862
RTX Corporation	93	17,669
Rush Enterprises, Inc. - Class A	4	319
Ryder System, Inc.	2	659
Saia, Inc. (a)	2	781
Science Applications International Corporation	3	334
Sensata Technologies Holding PLC	11	531
Simpson Manufacturing Co., Inc.	3	658
SiteOne Landscape Supply, Inc. (a)	3	396
Snap-on Incorporated	3	1,367
Southwest Airlines Co.	32	1,628
SPX Technologies, Inc. (a)	4	881
SS&C Technologies Holdings, Inc.	15	910
StandardAero, Inc. (a)	15	438
Stanley Black & Decker, Inc.	10	965
Sterling Infrastructure, Inc. (a)	2	1,782
Sunbelt Rental Holdings Inc.	29	2,145
Symbotic Inc. - Class A (a)	4	195
Terex Corporation	7	494
Tetra Tech, Inc.	17	504
Textron Inc.	12	1,079
Timken Company, The	5	676
Toro Company, The	7	724
Trane Technologies Public Limited Company	15	7,556
TransDigm Group Incorporated	4	5,056
Trex Company, Inc. (a)	7	342
Tutor Perini Corporation	3	233
Uber Technologies, Inc. (a)	137	9,877
UFP Industries, Inc.	4	347
U-Haul Holding Company (a)	1	77
U-Haul Holding Company - Series N	7	398
UL Solutions Inc. - Class A	5	473
Union Pacific Corporation	41	11,175
United Airlines Holdings, Inc. (a)	23	3,089
United Parcel Service, Inc. - Class B	52	5,558
United Rentals, Inc.	4	4,911
Valmont Industries, Inc.	1	743
Veralto Corporation	16	1,440
Verisk Analytics, Inc.	9	1,589
Vertiv Holdings Co - Class A	26	8,753
Vicor Corporation (a)	2	648
VSE Corporation	1	327
W.W. Grainger, Inc.	3	4,283
Waste Management, Inc.	26	5,703
Watsco, Inc.	2	1,018
Watts Water Technologies, Inc. - Class A	2	778
WESCO International, Inc.	3	1,191
Westinghouse Air Brake Technologies Corporation	12	3,214
Willscot Holdings Corporation - Class A	10	296
Woodward, Inc.	4	1,719
XPO, Inc. (a)	8	1,693
Xylem Inc.	16	1,945
Zurn Elkay Water Solutions Corporation	10	480
		494,683
Consumer Discretionary 9.4%
Acushnet Holdings Corp.	2	264

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
ADT, Inc.	20	132
Airbnb, Inc. - Class A (a)	28	4,017
Amazon.com, Inc. (a)	683	162,881
Aptiv PLC (a)	14	863
Aramark	18	1,013
Asbury Automotive Group, Inc. (a)	1	256
Autoliv, Inc.	5	534
AutoNation, Inc. (a)	2	381
AutoZone, Inc. (a)	1	3,749
Bath & Body Works, Inc.	14	320
Best Buy Co., Inc.	13	996
Booking Holdings Inc.	54	9,577
Boot Barn Holdings, Inc. (a)	2	386
BorgWarner Inc.	14	950
Boyd Gaming Corporation	4	320
Bright Horizons Family Solutions, Inc. (a) (b)	4	272
Brinker International, Inc. (a) (b)	3	483
Brunswick Corporation	5	434
Burlington Stores, Inc. (a)	4	1,414
Caesars Entertainment, Inc. (a)	14	430
CarMax, Inc. (a)	10	524
Carnival Corporation	88	2,505
Carvana Co. - Class A (a)	47	3,070
CAVA Group, Inc. (a)	6	509
Cavco Industries, Inc. (a)	1	360
Chewy, Inc. - Class A (a)	16	306
Chipotle Mexican Grill, Inc. (a)	88	2,981
Choice Hotels International, Inc. (b)	2	194
Churchill Downs Incorporated	5	457
Coupang, Inc. - Class A (a)	92	1,607
Covista Inc. (a)	2	286
Crocs, Inc. (a)	3	365
D.R. Horton, Inc.	16	2,588
Darden Restaurants, Inc.	8	1,590
Deckers Outdoor Corporation (a)	10	983
Dick's Sporting Goods, Inc.	4	1,004
Dillard's, Inc. - Class A	—	151
DK Crown Holdings Inc. - Class A (a)	33	830
Domino's Pizza, Inc.	2	677
DoorDash, Inc. - Class A (a)	26	4,834
Duolingo, Inc. - Class A (a)	3	291
Dutch Bros Inc. - Class A (a)	10	691
eBay Inc.	31	3,449
ETSY, Inc. (a)	6	440
Expedia Group, Inc.	8	2,051
Five Below, Inc. (a)	4	667
Floor & Decor Holdings, Inc. - Class A (a)	7	411
Flutter Entertainment Public Limited Company (a)	10	993
Ford Motor Company	276	3,837
Frontdoor, Inc. (a)	6	431
GameStop Corp. - Class A (a) (b)	30	665
Gap, Inc., The	18	331
Garmin Ltd.	11	2,705
Garrett Motion Inc.	12	433
General Motors Company	63	4,839
Gentex Corporation	16	401
Genuine Parts Company	9	1,111
Grand Canyon Education, Inc. (a)	2	226
Group 1 Automotive, Inc.	1	226
H & R Block, Inc.	10	373
Hasbro, Inc.	8	699
Hilton Worldwide Holdings Inc.	15	5,089
Home Depot, Inc., The	69	24,415
Hyatt Hotels Corporation - Class A (b)	3	559
Installed Building Products, Inc. (b)	2	363
Kontoor Brands, Inc.	4	357
Las Vegas Sands Corp.	19	881
Laureate Education, Inc. - Class A (a)	7	272
Lear Corporation	4	475
Lennar Corporation - Class A	14	1,274
Lennar Corporation - Class B (b)	1	104
Liberty Live Holdings, Inc. - Series A (a)	1	123
Liberty Live Holdings, Inc. - Series C (a)	3	283
Life Time Group Holdings, Inc. (a)	9	384
Lithia Motors, Inc. - Class A	2	478
LKQ Corporation	17	461
Lowe`s Companies, Inc.	39	8,554
Lululemon Athletica Inc. (a)	7	809
Macy's, Inc.	15	343
Marriott International, Inc. - Class A	14	5,362
Mattel, Inc. (a)	24	329
McDonald's Corporation	49	13,363
MercadoLibre, Inc. (a)	3	5,554
Meritage Homes Corporation	5	421
MGM Resorts International (a)	13	612
Mohawk Industries, Inc. (a)	4	438
Murphy USA Inc.	1	650
Navan, Inc. - Class A (a)	7	169
Nike, Inc. - Class B	79	3,258
Norwegian Cruise Line Holdings Ltd. (a)	32	676
NVR, Inc. (a)	—	1,220
Ollie's Bargain Outlet Holdings, Inc. (a)	5	354
O'Reilly Automotive, Inc. (a)	57	5,285
Penske Automotive Group, Inc.	1	246
Planet Fitness, Inc. - Class A (a)	6	293
Pool Corporation	2	383
PulteGroup, Inc.	13	1,795
PVH Corp.	3	247
Quantumscape Battery, Inc. - Class A (a) (b)	32	243
Ralph Lauren Corporation - Class A	3	1,066
Rivian Automotive, Inc. - Class A (a) (b)	53	918
Ross Stores, Inc.	22	4,696
Royal Caribbean Cruises Ltd.	17	5,500
Service Corporation International	9	703
Shake Shack, Inc. - Class A (a)	3	168
Skyline Champion Corporation (a)	4	388
Somnigroup International Inc.	13	1,030
Starbucks Corporation	79	8,096
Tapestry, Inc.	14	2,085
Taylor Morrison Home II Corporation - Class A (a)	6	465
Tesla Inc. (a)	196	82,556
Texas Roadhouse, Inc. - Class A	5	886
Thor Industries, Inc.	4	310
TJX Companies, Inc., The	77	11,706
Toll Brothers, Inc.	7	1,081
TopBuild Corp. (a) (d)	2	828
Tractor Supply Company	31	976
Travel + Leisure Co.	4	313
Ulta Beauty, Inc. (a)	3	1,417
Urban Outfitters, Inc. (a)	3	187
V.F. Corporation	24	395
Vail Resorts, Inc. (b)	3	399
Valvoline, Inc. (a)	8	332
Wayfair Inc. - Class A (a)	8	709
Whirlpool Corporation (b)	5	183
Williams-Sonoma, Inc.	8	1,889
Wingstop Inc.	2	335
Wyndham Hotels & Resorts, Inc.	5	450
Wynn Resorts, Limited	6	564
Yum! Brands, Inc.	18	2,908
		460,424
Health Care 9.1%
Abbott Laboratories	121	10,967
AbbVie Inc.	123	30,944
Agilent Technologies, Inc.	20	2,629
Align Technology, Inc. (a)	5	828
Alignment Healthcare, Inc. (a)	10	235
Alkermes Public Limited Company (a)	11	590
Alnylam Pharmaceuticals, Inc. (a)	9	2,740
Amgen Inc.	38	13,596
Apogee Therapeutics, Inc. (a)	3	373
Arrowhead Pharmaceuticals Inc. (a)	9	728
Avantor, Inc. (a)	44	433
Axsome Therapeutics, Inc. (a)	3	672
Baxter International Inc.	37	779
Becton, Dickinson and Company	19	2,819
Biogen Inc. (a)	10	2,142
BioMarin Pharmaceutical Inc. (a)	14	796
Bio-Rad Laboratories, Inc. - Class A (a)	1	393

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Bio-Techne Corporation	12	832
Boston Scientific Corporation (a)	103	4,403
Bridgebio Pharma, Inc. (a)	12	898
Brightspring Health Services, Inc. (a)	11	738
Bristol-Myers Squibb Company	142	8,165
Bruker Corporation	8	456
Canticle Pharmaceuticals, Inc. (a)	1	685
Cardinal Health, Inc.	16	3,821
Caris Life Sciences, Inc. (a)	8	145
Celcuity Inc. (a) (b)	2	176
Cencora, Inc.	13	3,806
Centene Corporation (a)	34	2,185
CG Oncology, Inc. (a)	4	277
Charles River Laboratories International, Inc. (a)	3	791
Chemed Corporation	1	476
Cigna Group, The	18	4,851
Cogent Biosciences, Inc. (a)	11	420
Cooper Companies, Inc., The (a)	13	939
Corcept Therapeutics Incorporated (a)	6	542
Crinetics Pharmaceuticals, Inc. (a)	7	262
CRISPR Therapeutics AG (a) (b)	8	417
CVS Health Corporation	88	9,101
Cytokinetics, Incorporated (a)	8	661
Danaher Corporation	45	8,538
Davita Inc. (a)	2	522
DexCom, Inc. (a)	27	1,838
Dianthus Therapeutics, Inc. (a)	3	258
Edwards Lifesciences Corporation (a)	38	3,477
Elanco Animal Health Incorporated (a)	33	812
Elevance Health, Inc.	15	5,622
Eli Lilly and Company	56	66,877
Encompass Health Corporation	7	729
Ensign Group, Inc., The	4	649
Envista Holdings Corporation (a)	10	257
Exelixis, Inc. (a)	17	919
GE HealthCare Technologies Inc.	32	2,029
Gilead Sciences, Inc.	87	10,965
Glaukos Corporation (a)	4	577
Globus Medical, Inc. - Class A (a)	8	624
Guardant Health, Inc. (a)	9	1,383
Halozyme Therapeutics, Inc. (a)	9	708
HCA Healthcare, Inc.	10	4,044
HealthEquity, Inc. (a)	5	469
Henry Schein, Inc. (a)	6	540
Hims & Hers Health, Inc. - Class A (a) (b)	12	428
Humana Inc.	8	3,334
IDEXX Laboratories, Inc. (a)	5	2,832
Illumina, Inc. (a)	11	1,867
Immunitybio, Inc. (a) (b)	26	224
Immunovant, Inc. (a)	6	228
Incyte Corporation (a)	12	1,344
Indivior Pharmaceuticals, Inc. (a)	8	314
Insmed Incorporated (a)	15	1,620
Insulet Corporation (a)	5	768
Intuitive Surgical, Inc. (a)	25	9,753
Ionis Pharmaceuticals, Inc. (a)	12	957
IQVIA Holdings Inc. (a)	12	2,255
Irhythm Holdings, Inc. (a)	2	257
Jazz Pharmaceuticals Public Limited Company (a)	4	1,039
Johnson & Johnson	168	42,583
Krystal Biotech, Inc. (a)	2	655
Kymera Therapeutics, Inc. (a)	3	392
Labcorp Holdings Inc.	6	1,602
Lantheus Holdings, Inc. (a)	4	484
Ligand Pharmaceuticals Incorporated (a)	1	419
McKesson Corporation	8	6,327
Medline Inc. - Class A (a)	17	689
Medpace Holdings, Inc. (a)	2	806
Medtronic, Inc.	90	7,033
Merck & Co., Inc.	167	21,519
Merit Medical Systems, Inc. (a)	4	253
Mettler-Toledo International Inc. (a)	1	1,778
Mirum Pharmaceuticals, Inc. (a)	3	374
Moderna, Inc. (a)	25	1,723
Molina Healthcare, Inc. (a)	4	876
Natera, Inc. (a)	10	2,612
Neurocrine Biosciences, Inc. (a)	7	1,144
Nuvalent, Inc. - Class A (a)	4	504
Oscar Health, Inc. - Class A (a)	16	444
PACS Group, Inc. (a)	4	174
Penumbra, Inc. (a)	3	853
Pfizer Inc.	393	9,471
Praxis Precision Medicines, Inc. (a)	1	495
Protagonist Therapeutics, Inc. (a)	4	465
PTC Therapeutics, Inc. (a)	4	362
Quest Diagnostics Incorporated	8	1,704
RadNet, Inc. (a)	5	324
Regeneron Pharmaceuticals, Inc.	7	4,427
Repligen Corporation (a)	4	519
ResMed Inc.	10	1,950
Revolution Medicines, Inc. (a)	13	2,427
Revvity, Inc.	8	904
Rhythm Pharmaceuticals, Inc. (a)	4	450
Roivant Sciences Ltd. (a)	36	1,265
Royalty Pharma PLC - Class A	25	1,419
Scholar Rock Holding Corporation (a)	6	325
Solventum Corporation (a)	9	674
Sotera Health LLC (a)	19	332
Spyre Therapeutics, Inc. (a)	5	479
Steris Public Limited Company	7	1,389
Stryker Corporation	25	7,902
Summit Therapeutics Sub Inc. (a) (b)	10	149
Teleflex Incorporated	3	386
Tempus AI, Inc. - Class A (a) (b)	8	453
Tenet Healthcare Corporation (a)	6	1,085
TG Therapeutics, Inc. (a)	11	606
Thermo Fisher Scientific Inc.	26	12,994
United Therapeutics Corporation (a)	3	1,403
UnitedHealth Group Incorporated	63	26,235
Universal Health Services, Inc. - Class B	4	532
Vaxcyte, Inc. (a)	8	463
Veeva Systems Inc. - Class A (a)	10	1,844
Vertex Pharmaceuticals Incorporated (a)	18	8,780
Viatris Inc.	82	1,295
Viking Therapeutics, Inc. (a)	9	339
Waters Corporation (a)	7	2,565
Waystar Holding Corp. (a)	6	115
West Pharmaceutical Services, Inc.	5	1,713
Zimmer Biomet Holdings, Inc.	13	1,132
Zoetis Inc. - Class A	29	2,117
		450,501
Communication Services 9.1%
Alphabet Inc. - Class A	408	145,645
Alphabet Inc. - Class C	328	115,911
AST Spacemobile, Inc. - Class A (a) (b)	19	1,665
AT&T Inc.	487	10,082
Comcast Corporation - Class A	245	6,013
EchoStar Corporation - Class A (a) (b)	10	983
Electronic Arts Inc.	16	3,289
Former Charter Communications Parent, Inc. - Class A (a)	6	792
Fox Corporation - Class A	14	736
Fox Corporation - Class B	9	424
Globalstar, Inc. (a)	4	304
Liberty Broadband Corporation - Series A (a)	1	30
Liberty Broadband Corporation - Series C (a)	7	225
Liberty Media Corporation - Series A (a)	2	179
Liberty Media Corporation - Series C (a)	15	1,429
Live Nation Entertainment, Inc. (a)	10	1,889
Lumen Technologies, Inc. (a)	61	471
Match Group, Inc.	16	617
Meta Platforms, Inc. - Class A	152	85,811
Netflix, Inc. (a)	294	20,997
News Corporation - Class A	24	606
News Corporation - Class B	8	228
Nexstar Media Group, Inc. - Class A	2	344
Omnicom Group Inc.	20	1,447
Paramount Skydance Corporation - Class B (b)	64	634
Pinterest, Inc. - Class A (a)	33	684
Reddit, Inc. - Class A (a)	10	1,704

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Roblox Corporation - Class A (a)	45	2,448
Roku, Inc. - Class A (a)	9	1,198
Sirius XM Holdings Inc.	15	433
Snap Inc. - Class A (a)	63	281
Sphere Entertainment Co. - Class A (a)	1	441
Take-Two Interactive Software, Inc. (a)	12	3,025
Telephone and Data Systems, Inc.	7	259
The New York Times Company - Class A	11	763
TKO Group Holdings Inc. - Class A	4	896
T-Mobile US, Inc.	35	5,907
Trade Desk, Inc., The - Class A (a)	28	511
Verizon Communications Inc.	292	12,381
Versant Media Group, Inc. - Class A	9	323
Walt Disney Company, The	121	11,655
Warner Bros. Discovery, Inc. - Series A (a)	167	4,451
Warner Music Group Corp. - Class A	9	236
		448,347
Consumer Staples 4.4%
Albertsons Companies, Inc. - Class A	29	386
Altria Group, Inc.	117	8,409
Archer-Daniels-Midland Company	31	2,397
BJ's Wholesale Club Holdings, Inc. (a)	8	678
Brown-Forman Corporation - Class A (b)	3	95
Brown-Forman Corporation - Class B	21	567
Bunge Global S.A.	9	1,004
Cal-Maine Foods, Inc.	4	288
Campbell's Company, The (b)	16	346
Casey's General Stores, Inc.	3	2,000
Celsius Holdings, Inc. (a)	12	363
Church & Dwight Co., Inc.	16	1,582
Clorox Company, The	9	832
Coca-Cola Company, The	272	22,117
Coca-Cola Consolidated, Inc.	4	690
Colgate-Palmolive Company	56	5,105
Conagra Brands, Inc.	34	462
Constellation Brands, Inc. - Class A	11	1,467
Costco Wholesale Corporation	31	28,923
Darling Ingredients Inc. (a)	10	564
Dollar General Corporation	15	1,739
Dollar Tree, Inc. (a)	13	1,613
e.l.f. Beauty, Inc. (a)	4	289
Estee Lauder Companies Inc., The - Class A	18	1,415
General Mills, Inc.	36	1,267
Hershey Company, The	10	1,716
Hormel Foods Corporation	22	558
Ingredion Incorporated	5	451
J. M. Smucker Company, The	7	811
Kenvue Inc.	121	2,305
Keurig Dr Pepper Inc.	94	3,065
Kimberly-Clark Corporation	23	2,553
Kraft Heinz Company, The	60	1,416
Kroger Co., The	39	2,146
Lamb Weston Holdings, Inc.	9	384
Maplebear Inc. (a)	10	469
McCormick & Company, Incorporated	18	893
Molson Coors Beverage Company - Class B	12	449
Mondelez International, Inc. - Class A	90	5,234
Monster Beverage 1990 Corporation (a)	48	4,638
PepsiCo, Inc.	95	12,911
Performance Food Group Company (a)	10	1,170
Philip Morris International Inc.	108	19,594
Pilgrim's Pride Corporation	2	47
Post Holdings, Inc. (a)	3	237
PriceSmart, Inc.	1	200
Primo Brands Corporation - Class A	14	349
Procter & Gamble Company, The	162	23,736
Reynolds Consumer Products Inc.	4	104
Sprouts Farmers Market, Inc. (a)	7	565
Sysco Corporation	33	2,798
Target Corporation	32	4,174
Tyson Foods, Inc. - Class A	18	1,053
US Foods Holding Corp. (a)	15	1,538
Walmart Inc.	305	34,581
		214,743
Energy 3.1%
Antero Midstream Corporation	22	511
Antero Resources Corporation (a)	18	644
Apa Corp.	25	814
Archrock, Inc.	11	451
Baker Hughes Company - Class A	70	3,883
California Resources Corporation	4	204
Centrus Energy Corp. - Class A (a) (b)	1	195
Cheniere Energy, Inc.	14	3,463
Chevron Corporation	129	21,321
Chord Energy Corporation	4	495
CNX Resources Corporation (a)	9	314
Comstock Resources, Inc. (a)	7	108
ConocoPhillips	85	8,858
Core Natural Resources, Inc.	3	263
Crescent Energy Company - Class A	19	187
Devon Energy Corporation	74	3,060
Diamondback Energy, Inc.	13	2,282
DT Midstream, Inc.	7	1,000
EOG Resources, Inc.	37	4,793
EQT Corporation	43	2,294
Expand Energy Corporation	16	1,435
Exxon Mobil Corporation	290	39,639
Halliburton Company	60	2,034
HF Sinclair Corporation	9	648
Kinder Morgan, Inc.	136	4,359
Kodiak Gas Services, LLC	7	509
Liberty Energy Inc. - Class A	10	273
Magnolia Oil & Gas Corporation - Class A	13	324
Marathon Petroleum Corporation	20	5,222
Matador Resources Company	8	409
Murphy Oil Corporation	8	257
Noble Corporation PLC	9	348
NOV Inc.	25	456
Occidental Petroleum Corporation	51	2,487
ONEOK, Inc.	44	3,818
Ovintiv Canada ULC	20	1,027
Patterson-UTI Energy, Inc.	24	219
PBF Energy Inc. - Class A	7	310
Permian Resources Corporation - Class A	49	910
Phillips 66	28	4,693
Range Resources Corporation	17	650
SLB Limited	103	4,806
SM Energy Company	16	421
Solaris Energy Infrastructure, Inc. - Class A	4	293
Targa Resources Corp.	15	3,957
TechnipFMC PLC	26	1,716
Texas Pacific Land Corporation	4	1,715
Tidewater Inc. (a)	3	194
Transocean Ltd. (a) (e)	68	331
Uranium Energy Corp. (a)	34	364
Valaris Limited (a)	4	275
Valero Energy Corporation	21	5,367
Venture Global, Inc. - Class A	22	241
Viper Energy, Inc. - Class A	14	596
Weatherford International Public Limited Company	5	412
Williams Companies, Inc., The	85	6,326
		152,181
Utilities 2.2%
AES Corporation, The	50	736
Alliant Energy Corporation	17	1,321
Ameren Corporation	19	2,187
American Electric Power Company, Inc.	38	5,178
American Water Works Company, Inc.	13	1,703
Atmos Energy Corporation	11	1,884
Black Hills Corporation	6	431
CenterPoint Energy, Inc.	45	2,001
Clearway Energy, Inc. - Class C	8	287
CMS Energy Corporation	21	1,599
Consolidated Edison, Inc.	26	2,854
Constellation Energy Group, Inc.	24	5,919
Dominion Energy, Inc.	59	4,024
DTE Energy Company	15	2,217
Duke Energy Corporation	55	6,900

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Edison International	26	1,964
Entergy Corporation	32	3,652
Essential Utilities, Inc.	18	686
Evergy, Inc.	15	1,335
Eversource Energy	26	1,875
Exelon Corporation	71	3,303
FirstEnergy Corp.	37	1,752
IDACORP, Inc. (b)	4	565
MDU Resources Group, Inc.	11	232
National Fuel Gas Company	6	433
New Jersey Resources Corporation	6	325
NextEra Energy, Inc.	145	12,750
NiSource Inc.	33	1,568
NorthWestern Corporation	3	237
NRG Energy, Inc.	14	2,067
OGE Energy Corp.	14	705
Oklo Inc. - Class A (a) (b)	11	561
One Gas, Inc.	4	331
Ormat Technologies, Inc.	4	468
PG&E Corporation	151	2,548
Pinnacle West Capital Corporation	8	906
Portland General Electric Company	7	367
PPL Corporation	49	1,787
Public Service Enterprise Group Incorporated	34	2,795
Sempra	46	4,260
Southwest Gas Holdings, Inc.	4	356
Spire Inc.	5	351
Talen Energy Corporation (a)	3	1,151
The Southern Company	79	7,515
TXNM Energy, Inc.	6	346
UGI Corporation	14	484
Vistra Corp.	24	3,768
WEC Energy Group Inc.	23	2,738
XCEL Energy Inc.	44	3,568
		106,990
Real Estate 2.1%
Agree Realty Corporation (b)	7	533
Alexandria Real Estate Equities, Inc.	11	595
American Healthcare REIT, Inc. (b)	12	650
American Homes 4 Rent - Class A	21	716
American Tower Corporation	33	5,344
AvalonBay Communities, Inc.	10	1,798
Brixmor Property Group Inc.	23	728
BXP, Inc.	11	724
Camden Property Trust	7	748
Caretrust REIT, Inc.	16	628
CBRE Group, Inc. - Class A (a)	21	2,771
Compass, Inc. - Class A (a)	52	642
CoStar Group, Inc. (a)	29	818
Cousins Properties Incorporated	9	262
Crown Castle Inc.	31	2,345
Cubesmart, L.P.	16	622
Digital Realty Trust, Inc.	23	4,144
EastGroup Properties, Inc.	4	788
EPR Properties	5	292
Equinix, Inc.	7	7,148
Equity Lifestyle Properties, Inc.	14	904
Equity Residential	23	1,590
Essential Properties Realty Trust, Inc.	16	487
Essex Property Trust, Inc.	4	1,177
Extra Space Storage Inc.	14	2,088
Federal Realty Investment Trust	6	796
First Industrial Realty Trust, Inc.	9	562
Gaming and Leisure Properties, Inc.	19	825
Healthcare Realty Trust Incorporated - Class A	23	469
Healthpeak OP, LLC	48	1,030
Host Hotels & Resorts, Inc.	47	1,106
Howard Hughes Holdings Inc. (a)	1	102
Independence Realty Trust, Inc.	12	195
Invitation Homes Inc.	36	1,082
Iron Mountain Incorporated	21	2,598
Jones Lang LaSalle Incorporated (a)	3	971
Kilroy Realty Corporation	8	294
Kimco Realty OP, LLC	48	1,217
Kite Realty Naperville, LLC	14	399
Lamar Advertising Company - Class A	6	974
Lineage, Inc. (b)	5	228
Macerich Company, The (b)	17	421
Mid-America Apartment Communities, Inc.	8	1,133
Millrose Properties, Inc. - Class A	10	291
NNN REIT, Inc.	13	598
Omega Healthcare Investors, Inc.	19	909
Open Doors Technology Inc. - Class A (a)	68	315
OUTFRONT Media Inc.	12	380
Phillips Edison & Company, Inc.	9	372
ProLogis Inc.	65	8,797
Public Storage Operating Company	11	3,529
Rayonier Inc.	18	374
Realty Income Corporation	63	3,874
Regency Centers Corporation	12	924
Rexford Industrial Realty, Inc.	16	541
Ryman Hospitality Properties, Inc.	4	541
Sabra Health Care REIT, Inc.	15	288
SBA Communications Corporation - Class A	8	1,365
Simon Property Group, Inc.	22	4,877
STAG Industrial, Inc.	12	452
Sun Communities, Inc.	8	901
Tanger Inc.	7	273
Terreno Realty Corporation	7	482
UDR, Inc.	22	863
Ventas, Inc.	32	2,809
VICI Properties Inc.	76	2,006
Vornado Realty Trust	9	351
W.P. Carey Inc.	15	1,088
Welltower Inc.	49	11,160
Weyerhaeuser Company	49	1,179
Zillow Group, Inc. - Class A (a)	4	126
Zillow Group, Inc. - Class C (a)	10	318
		102,927
Materials 2.0%
Air Products and Chemicals, Inc.	16	4,576
Albemarle Corporation	8	1,111
Alcoa Corporation	19	974
Amcor Pty Ltd	33	1,425
AptarGroup, Inc.	5	591
Avery Dennison Corporation	5	831
Axalta Coating Systems Ltd. (a)	16	541
Balchem Corporation	2	414
Ball Corporation	18	1,108
Cabot Corporation	3	286
Celanese Corporation - Class A	8	347
Century Aluminum Company (a)	5	220
CF Industries Holdings, Inc.	10	1,115
Cleveland-Cliffs Inc. (a)	37	345
Coeur Mining, Inc.	72	1,177
Commercial Metals Company	6	397
Constellium SE - Class A (a)	8	249
Corteva, Inc.	47	3,974
CRH Public Limited Company	47	4,976
Crown Holdings, Inc.	7	760
Dow Inc.	51	1,383
DuPont de Nemours, Inc.	9	1,256
Eagle Materials Inc.	2	548
Eastman Chemical Company	7	501
Ecolab Inc.	17	4,859
Element Solutions Inc.	14	665
Freeport-McMoRan Inc.	100	6,296
Hecla Mining Company	41	632
International Flavors & Fragrances Inc.	18	1,389
International Paper Company	38	1,441
KRC Materials, Inc. (a)	3	291
Linde Public Limited Company	32	16,821
Louisiana-Pacific Corporation (W VA)	4	307
LyondellBasell Industries N.V. - Class A	18	962
Martin Marietta Materials, Inc.	4	2,411
Mosaic Company, The	20	424
MP Materials Corp. - Class A (a) (b)	9	527
NewMarket Corporation	—	364

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Newmont Corporation	75	6,973
Nucor Corporation	16	3,525
Packaging Corporation of America	6	1,525
Perimeter Solutions, Inc. (a)	10	342
PPG Industries, Inc.	16	1,898
Reliance, Inc.	4	1,327
Royal Gold, Inc.	6	1,225
RPM International Inc.	9	1,006
Sensient Technologies Corporation	3	411
Sherwin-Williams Company, The	16	5,473
Silgan Holdings Inc.	7	319
Smurfit Westrock Public Limited Company	37	1,735
Solstice Advanced Materials US, Inc.	11	1,015
Sonoco Products Company	6	338
Southern Copper Corporation	7	1,235
Steel Dynamics, Inc.	9	2,166
USA Rare Earth, Inc. - Class A (a)	13	271
Vulcan Materials Company	8	2,504
Westlake Corporation	2	178
		99,960
Total Common Stocks (cost $2,789,419)		4,886,397
RIGHTS 0.0%
Akero Therapeutics Inc. (a) (f)	5	3
Total Rights (cost $0)		3
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 3.63% (c) (g)	8,938	8,938
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 3.53% (c) (g)	6,484	6,484
Total Short Term Investments (cost $15,422)		15,422
Total Investments 99.6% (cost $2,804,841)		4,901,822
Other Derivative Instruments 0.0%		64
Other Assets and Liabilities, Net 0.4%		19,648
Total Net Assets 100.0%		4,921,534

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Mellon U.S. Stock Market Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	631	—	92	9	56	(73)	522	—
JNL Government Money Market Fund, 3.53% - Class I	7,245	363,757	364,518	366	—	—	6,484	0.1
JNL Government Money Market Fund, 3.63% - Class SL	9,066	55,733	55,861	177	—	—	8,938	0.2
The Bank Of New York Mellon Corporation	5,884	138	810	53	500	910	6,622	0.2
	22,826	419,628	421,281	605	556	837	22,566	0.5

JNL/Mellon U.S. Stock Market Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	06/18/26	359	331	—

JNL/Mellon U.S. Stock Market Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	29	September 2026	4,400	2	15
S&P 500 Index	98	September 2026	37,038	62	(51)
				64	(36)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon U.S. Stock Market Index Fund
Assets - Securities
Common Stocks	4,885,569	828	—	4,886,397
Rights	—	—	3	3
Short Term Investments	15,422	—	—	15,422
	4,900,991	828	3	4,901,822
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	15	—	—	15
	15	—	—	15
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(51)	—	—	(51)
	(51)	—	—	(51)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 99.6%
Utilities 99.5%
AES Corporation, The	332	4,862
Alliant Energy Corporation	126	9,598
Ameren Corporation	135	15,224
American Electric Power Company, Inc.	265	36,253
American Water Works Company, Inc.	92	12,055
Atmos Energy Corporation	77	13,189
Black Hills Corporation	37	2,759
CenterPoint Energy, Inc.	318	14,003
Clearway Energy, Inc. - Class C	56	1,921
CMS Energy Corporation	150	11,501
Consolidated Edison, Inc.	180	19,880
Constellation Energy Group, Inc.	165	41,069
Dominion Energy, Inc.	408	27,880
DTE Energy Company	100	15,309
Duke Energy Corporation	379	47,975
Edison International	181	13,451
Entergy Corporation	223	25,568
Essential Utilities, Inc.	138	5,288
Evergy, Inc.	112	9,672
Eversource Energy	183	13,219
Exelon Corporation	499	23,260
FirstEnergy Corp.	265	12,624
IDACORP, Inc.	26	3,898
MDU Resources Group, Inc.	98	2,076
New Jersey Resources Corporation	47	2,653
NextEra Energy, Inc.	1,014	89,043
NiSource Inc.	234	11,105
NorthWestern Corporation	30	2,123
NRG Energy, Inc.	98	14,260
OGE Energy Corp.	100	4,893
Oklo Inc. - Class A (a) (b)	74	3,875
One Gas, Inc.	29	2,248
Ormat Technologies, Inc.	28	3,103
PG&E Corporation	1,067	17,955
Pinnacle West Capital Corporation	59	6,323
Portland General Electric Company	56	2,922
PPL Corporation	351	12,762
Public Service Enterprise Group Incorporated	243	19,701
Sempra	318	29,471
Southwest Gas Holdings, Inc.	30	2,691
Spire Inc.	28	2,167
Talen Energy Corporation (a)	20	7,828
The Southern Company	550	52,611
TXNM Energy, Inc.	50	2,814
UGI Corporation	105	3,630
Vistra Corp.	165	26,118
WEC Energy Group Inc.	158	18,504
XCEL Energy Inc.	304	24,444
		745,778
Industrials 0.1%
SOLV Energy, Inc. - Class A (a)	16	533
Total Common Stocks (cost $651,198)		746,311
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	1,931	1,931
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	1,897	1,897
Total Short Term Investments (cost $3,828)		3,828
Total Investments 100.1% (cost $655,026)		750,139
Other Derivative Instruments (0.0)%		(45)
Other Assets and Liabilities, Net (0.1)%		(474)
Total Net Assets 100.0%		749,620

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Mellon Utilities Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	1,368	114,555	113,992	40	—	—	1,931	0.3
JNL Government Money Market Fund, 3.63% - Class SL	6,977	18,657	23,737	111	—	—	1,897	0.2
	8,345	133,212	137,729	151	—	—	3,828	0.5

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	35	September 2026	3,176	(45)	51

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	746,311	—	—	746,311
Short Term Investments	3,828	—	—	3,828
	750,139	—	—	750,139
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	51	—	—	51
	51	—	—	51

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon World Index Fund
COMMON STOCKS 98.6%
United States of America 71.3%
3M Company	5	868
Abbott Laboratories	18	1,613
AbbVie Inc.	18	4,557
Accenture Public Limited Company - Class A	6	775
Adobe Inc. (a)	4	864
Advanced Micro Devices, Inc. (a)	17	9,695
AFLAC Incorporated	5	547
Agilent Technologies, Inc.	3	393
Air Products and Chemicals, Inc.	2	675
Airbnb, Inc. - Class A (a)	4	592
Alliant Energy Corporation	3	208
Allstate Corporation, The	3	629
Alnylam Pharmaceuticals, Inc. (a)	1	398
Alphabet Inc. - Class A	60	21,447
Alphabet Inc. - Class C	48	17,068
Altria Group, Inc.	17	1,229
Amazon.com, Inc. (a)	101	23,985
Ameren Corporation	3	316
American Electric Power Company, Inc.	5	732
American Express Company	6	1,872
American International Group, Inc.	5	382
American Tower Corporation	5	792
American Water Works Company, Inc.	2	266
Ameriprise Financial, Inc.	1	415
AMETEK, Inc.	2	579
Amgen Inc.	6	2,004
Amphenol Corporation - Class A	13	2,213
Analog Devices, Inc.	5	1,997
Annaly Capital Management, Inc.	7	165
AON Public Limited Company - Class A	2	739
Apollo Global Management, Inc.	4	509
Apple Inc.	150	43,527
Applied Materials, Inc.	8	5,879
AppLovin Corporation - Class A (a)	2	1,163
Arch Capital Group Ltd. (a)	3	340
Archer-Daniels-Midland Company	5	359
Ares Management Corporation - Class A	2	237
Arista Networks, Inc. (a)	11	1,794
Arthur J. Gallagher & Co.	3	604
Astera Labs, Inc. (a)	1	660
AT&T Inc.	72	1,489
Atmos Energy Corporation	2	290
Autodesk, Inc. (a)	2	426
Automatic Data Processing, Inc.	4	935
AutoZone, Inc. (a)	—	546
AvalonBay Communities, Inc.	1	266
Axon Enterprise, Inc. (a)	1	436
Baker Hughes Company - Class A	10	571
Bank of America Corporation	68	3,854
Becton, Dickinson and Company	3	423
Berkshire Hathaway Inc. - Class B (a)	19	9,517
Biogen Inc. (a)	1	324
BlackRock, Inc.	1	1,370
Blackstone Inc. - Class A	8	915
Block, Inc. - Class A (a)	5	406
Bloom Energy Corporation - Class A (a)	3	829
Boeing Company, The (a)	8	1,744
Booking Holdings Inc.	8	1,406
Boston Scientific Corporation (a)	15	644
Bristol-Myers Squibb Company	21	1,191
Broadcom Inc.	48	18,020
Broadridge Financial Solutions, Inc.	1	146
Brookfield Asset Management Ltd. - Class A	4	172
Brown & Brown, Inc.	3	191
Burlington Stores, Inc. (a)	1	204
Cadence Design Systems, Inc. (a)	3	1,072
Capital One Financial Corporation	6	1,267
Cardinal Health, Inc.	2	560
Carlyle Group Inc., The	2	93
Carnival Corporation	13	374
Carrier Global Corporation	8	594
Carvana Co. - Class A (a)	7	443
Caterpillar Inc.	5	5,031
CBRE Group, Inc. - Class A (a)	3	414
CDW Corp.	1	197
Cencora, Inc.	2	565
Centene Corporation (a)	5	339
CenterPoint Energy, Inc.	7	300
Charles Schwab Corporation, The	17	1,553
Cheniere Energy, Inc.	2	504
Chevron Corporation	19	3,134
Chipotle Mexican Grill, Inc. (a)	13	435
Chubb Limited	4	1,248
Church & Dwight Co., Inc.	2	240
Ciena Corporation (a)	1	712
Cigna Group, The	3	712
Cincinnati Financial Corporation	2	295
Cintas Corporation	4	597
Circle Internet Group, Inc. - Class A (a)	2	115
Cisco Systems, Inc.	41	4,757
Citigroup Inc.	17	2,446
Citizens Financial Group, Inc.	4	303
Cloudflare, Inc. - Class A (a)	3	789
CME Group Inc. - Class A	4	823
CMS Energy Corporation	3	225
Coca-Cola Company, The	40	3,252
Cognizant Technology Solutions Corporation - Class A	4	174
Coherent Corp. (a)	2	742
Coinbase Global, Inc. - Class A (a)	2	343
Colgate-Palmolive Company	8	756
Comcast Corporation - Class A	36	886
Comfort Systems USA, Inc.	—	698
ConocoPhillips	12	1,294
Consolidated Edison, Inc.	4	420
Constellation Brands, Inc. - Class A	2	217
Constellation Energy Group, Inc.	4	874
Copart, Inc. (a)	8	235
Coreweave, Inc. - Class A (a)	3	301
Corning Incorporated	8	2,062
Corpay Inc. (a)	1	203
Corteva, Inc.	7	577
Costco Wholesale Corporation	5	4,259
Credo Technology Group Holding Ltd (a)	2	477
CrowdStrike Holdings, Inc. - Class A (a)	2	1,906
Crown Castle Inc.	4	325
CSX Corporation	19	909
Cummins Inc.	1	1,002
CVS Health Corporation	13	1,328
D.R. Horton, Inc.	3	436
Danaher Corporation	7	1,256
Darden Restaurants, Inc.	1	251
Datadog, Inc. - Class A (a)	3	830
Deere & Company	3	1,624
Dell Technologies Inc. - Class C	3	1,269
Delta Air Lines, Inc.	7	634
Devon Energy Corporation	11	454
DexCom, Inc. (a)	4	273
Diamondback Energy, Inc.	2	338
Digital Realty Trust, Inc.	3	589
Dollar General Corporation	2	262
Dollar Tree, Inc. (a)	2	216
Dominion Energy, Inc.	8	577
DoorDash, Inc. - Class A (a)	4	714
Dover Corporation	1	322
Dow Inc.	7	193
DTE Energy Company	2	333
Duke Energy Corporation	8	1,022
DuPont de Nemours, Inc.	1	193
East West Bancorp, Inc.	1	179
Eaton Corporation Public Limited Company	4	1,700
eBay Inc.	4	497
Ecolab Inc.	3	715
Edison International	4	296
Edwards Lifesciences Corporation (a)	6	516
Electronic Arts Inc.	2	481

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Elevance Health, Inc.	2	840
Eli Lilly and Company	8	9,847
EMCOR Group, Inc.	—	352
Emerson Electric Co.	6	838
Entegris, Inc.	2	278
Entergy Corporation	5	527
EOG Resources, Inc.	5	696
EQT Corporation	6	338
Equifax Inc.	1	181
Equinix, Inc.	1	1,048
Equity Residential	4	242
Essex Property Trust, Inc.	1	192
Estee Lauder Companies Inc., The - Class A	2	195
Evergy, Inc.	2	206
Eversource Energy	4	278
Exelon Corporation	10	489
Expand Energy Corporation	2	220
Expedia Group, Inc.	1	286
Expeditors International of Washington, Inc. - Class A	1	222
Extra Space Storage Inc.	2	301
Exxon Mobil Corporation	43	5,837
F5, Inc. (a)	1	227
Fair Isaac Corporation (a)	—	262
Fastenal Company	11	541
FedEx Corporation	2	705
Ferguson Enterprises Inc.	2	439
Fidelity National Information Services, Inc.	6	215
Fifth Third Bancorp	9	504
First Citizens BancShares, Inc. - Class A	—	156
First Solar, Inc. (a)	1	251
FirstEnergy Corp.	5	260
Fiserv, Inc. (a)	5	264
Flex Ltd. (a)	4	584
Flutter Entertainment Public Limited Company (a)	2	153
Ford Motor Company	41	567
Former Charter Communications Parent, Inc. - Class A (a)	1	137
Fortinet, Inc. (a)	6	972
Fortive Corporation	3	179
Fox Corporation - Class A	2	111
Fox Corporation - Class B	1	59
Freeport-McMoRan Inc.	15	922
Garmin Ltd.	2	399
GE HealthCare Technologies Inc.	5	291
GE Vernova Inc.	3	3,237
General Dynamics Corporation	2	882
General Electric Company	11	4,012
General Mills, Inc.	6	198
General Motors Company	9	698
Genuine Parts Company	1	167
Gilead Sciences, Inc.	13	1,611
Global Payments Inc.	2	172
Goldman Sachs Group, Inc., The	3	3,060
Halliburton Company	9	295
Hartford Insurance Group, Inc., The	3	377
HCA Healthcare, Inc.	2	610
HEICO Corporation	—	156
HEICO Corporation - Class A	1	211
Hershey Company, The	1	242
Hewlett Packard Enterprise Company	14	616
Hilton Worldwide Holdings Inc.	2	748
Home Depot, Inc., The	10	3,592
Honeywell Aerospace Inc. (a)	—	1
Honeywell International Inc. (a)	3	731
Howmet Aerospace Inc.	4	1,108
HP, Inc.	9	196
Hubbell Incorporated	—	260
Humana Inc.	1	485
Huntington Bancshares Incorporated	21	365
IDEXX Laboratories, Inc. (a)	1	420
Illinois Tool Works Inc.	3	798
Illumina, Inc. (a)	2	275
Incyte Corporation (a)	2	195
Ingersoll Rand Inc.	4	338
Insmed Incorporated (a)	2	236
Intel Corporation (a)	45	6,224
Interactive Brokers Group, Inc. - Class A	5	396
Intercontinental Exchange, Inc.	6	717
International Business Machines Corporation	10	2,713
International Flavors & Fragrances Inc.	2	196
International Paper Company	5	196
Intuit Inc.	3	703
Intuitive Surgical, Inc. (a)	4	1,440
Invitation Homes Inc.	6	175
IQVIA Holdings Inc. (a)	2	329
Iron Mountain Incorporated	3	377
J.B. Hunt Transport Services, Inc.	1	230
Jabil Inc.	1	401
Jacobs Solutions Inc.	1	160
Johnson & Johnson	25	6,271
Johnson Controls International Public Limited Company	6	927
JPMorgan Chase & Co.	28	9,045
Kenvue Inc.	17	332
Keurig Dr Pepper Inc.	13	441
KeyCorp	10	226
Keysight Technologies, Inc. (a)	2	616
Kimberly-Clark Corporation	3	368
Kimco Realty OP, LLC	7	181
Kinder Morgan, Inc.	20	653
KKR & Co. Inc. - Class A	7	631
KLA Corporation	13	4,050
Kraft Heinz Company, The	9	217
Kroger Co., The	6	316
L3Harris Technologies, Inc.	2	563
Labcorp Holdings Inc.	1	240
Lam Research Corporation	13	5,577
Las Vegas Sands Corp.	3	122
Leidos Holdings, Inc.	1	127
Lennar Corporation - Class A	2	192
Lennar Corporation - Class B (b)	—	8
Lennox International Inc.	—	194
Liberty Media Corporation - Series A (a)	—	10
Liberty Media Corporation - Series C (a)	2	212
Linde Public Limited Company	5	2,468
Live Nation Entertainment, Inc. (a)	2	279
Lockheed Martin Corporation	2	1,036
Loews Corporation	2	203
Lowe`s Companies, Inc.	6	1,283
LPL Financial Holdings Inc.	1	228
Lumentum Holdings Inc. (a)	1	685
LyondellBasell Industries N.V. - Class A	3	145
M&T Bank Corporation	2	367
Marathon Petroleum Corporation	3	752
Markel Group Inc. (a)	—	240
Marriott International, Inc. - Class A	2	785
Marsh & Mclennan Companies, Inc.	5	803
Martin Marietta Materials, Inc.	1	361
Marvell Technology, Inc.	9	2,678
Masco Corporation	2	152
MasterCard Incorporated - Class A	8	4,274
McDonald's Corporation	7	1,978
McKesson Corporation	1	929
Medline Inc. - Class A (a)	3	112
Medtronic, Inc.	13	1,031
Merck & Co., Inc.	25	3,163
Meta Platforms, Inc. - Class A	22	12,636
MetLife, Inc.	5	459
Mettler-Toledo International Inc. (a)	—	264
Microchip Technology Incorporated	5	487
Micron Technology, Inc.	12	13,311
Microsoft Corporation	76	28,409
Mid-America Apartment Communities, Inc.	1	166
Mondelez International, Inc. - Class A	13	779
MongoDB, Inc. - Class A (a)	1	248
Monolithic Power Systems, Inc.	—	680
Monster Beverage 1990 Corporation (a)	7	681
Moody's Corporation	2	701
Morgan Stanley	12	2,577

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Motorola Solutions, Inc.	2	721
MSCI Inc. - Class A	1	414
Nasdaq, Inc.	4	305
NetApp, Inc.	2	304
Netflix, Inc. (a)	43	3,086
Newmont Corporation	11	1,031
News Corporation - Class A	4	97
News Corporation - Class B	1	18
NextEra Energy, Inc.	21	1,879
Nike, Inc. - Class B	12	506
NiSource Inc.	5	230
Norfolk Southern Corporation	2	737
Northern Trust Corporation	2	332
Northrop Grumman Corporation	1	749
NRG Energy, Inc.	2	292
Nucor Corporation	2	526
NVIDIA Corporation	240	48,083
NVR, Inc. (a)	—	191
Occidental Petroleum Corporation	7	329
Old Dominion Freight Line, Inc.	2	407
Omnicom Group Inc.	3	213
ON Semiconductor Corporation (a)	4	373
ONEOK, Inc.	6	559
Oracle Corporation	17	2,543
O'Reilly Automotive, Inc. (a)	8	777
Otis Worldwide Corporation	4	277
PACCAR Inc.	5	614
Packaging Corporation of America	1	210
Palantir Technologies Inc. - Class A (a)	23	2,660
Palo Alto Networks, Inc. (a)	8	2,850
Parker-Hannifin Corporation	1	1,229
Paychex, Inc.	3	329
PayPal Holdings, Inc.	9	390
PepsiCo, Inc.	14	1,909
Pfizer Inc.	58	1,391
PG&E Corporation	22	378
Philip Morris International Inc.	16	2,878
Phillips 66	4	692
PNC Financial Services Group, Inc., The	4	1,005
PPG Industries, Inc.	2	284
PPL Corporation	7	272
Principal Financial Group, Inc.	2	242
Procter & Gamble Company, The	24	3,492
Progressive Corporation, The	6	1,299
ProLogis Inc.	9	1,282
Prudential Financial, Inc.	4	391
PTC Inc. (a)	1	120
Public Service Enterprise Group Incorporated	5	409
Public Storage Operating Company	2	519
PulteGroup, Inc.	2	277
Pure Storage, Inc. - Class A (a)	3	251
Qualcomm Incorporated	11	2,001
Quanta Services, Inc.	2	1,087
Quest Diagnostics Incorporated	1	232
Raymond James Financial, Inc.	2	268
Realty Income Corporation	9	573
Regeneron Pharmaceuticals, Inc.	1	652
Regions Financial Corporation	8	241
Republic Services, Inc.	2	444
ResMed Inc.	2	304
Robinhood Markets, Inc. - Class A (a)	8	781
Roblox Corporation - Class A (a)	6	353
Rocket Lab USA, Inc. (a)	6	564
Rockwell Automation, Inc.	1	553
Rollins, Inc.	3	130
Roper Technologies, Inc.	1	353
Ross Stores, Inc.	3	681
Royal Caribbean Cruises Ltd.	3	805
Royalty Pharma PLC - Class A	4	205
RTX Corporation	14	2,593
S&P Global Inc.	3	1,247
Salesforce, Inc.	8	1,269
SanDisk LLC (a)	1	3,270
SBA Communications Corporation - Class A	1	198
Seagate Technology Holdings Public Limited Company	2	2,213
Sempra	7	628
ServiceNow, Inc. (a)	11	1,050
Sherwin-Williams Company, The	2	802
Simon Property Group, Inc.	3	723
SLB Limited	15	717
Snap-on Incorporated	1	211
Snowflake Inc. - Class A (a)	3	880
SoFi Technologies, Inc. (a) (b)	13	228
Southwest Airlines Co.	5	250
SS&C Technologies Holdings, Inc.	2	142
Starbucks Corporation	12	1,194
State Street Corporation	3	464
Steel Dynamics, Inc.	1	324
Steris Public Limited Company	1	214
Strategy Inc. - Class A (a)	3	301
Stryker Corporation	4	1,155
Sun Communities, Inc.	1	141
Sunbelt Rental Holdings Inc.	4	309
Super Micro Computer, Inc. (a)	5	156
Synchrony Financial	3	244
Synopsys, Inc. (a)	2	862
Sysco Corporation	5	414
T. Rowe Price Group, Inc.	2	259
Take-Two Interactive Software, Inc. (a)	2	437
Targa Resources Corp.	2	592
Target Corporation	5	615
TE Connectivity Public Limited Company	3	619
Teledyne Technologies Incorporated (a)	—	296
Teradyne, Inc.	2	787
Tesla Inc. (a)	29	12,157
Texas Instruments Incorporated	9	2,795
Texas Pacific Land Corporation	1	265
Textron Inc.	2	170
The Bank Of New York Mellon Corporation (c)	7	981
The Southern Company	11	1,094
Thermo Fisher Scientific Inc.	4	1,909
TJX Companies, Inc., The	11	1,729
T-Mobile US, Inc.	5	860
Tractor Supply Company	5	170
Trane Technologies Public Limited Company	2	1,129
TransDigm Group Incorporated	1	723
Travelers Companies, Inc., The	2	715
Trimble Inc. (a)	2	127
Truist Financial Corporation	13	626
Twilio Inc. - Class A (a)	1	290
Tyler Technologies, Inc. (a)	—	121
Tyson Foods, Inc. - Class A	3	160
U.S. Bancorp	16	958
Uber Technologies, Inc. (a)	20	1,446
Ulta Beauty, Inc. (a)	—	201
Union Pacific Corporation	6	1,656
United Airlines Holdings, Inc. (a)	3	460
United Parcel Service, Inc. - Class B	8	826
United Rentals, Inc.	1	719
UnitedHealth Group Incorporated	9	3,862
Universal Music Group N.V.	10	203
Valero Energy Corporation	3	796
Veeva Systems Inc. - Class A (a)	2	271
Ventas, Inc.	5	417
Veralto Corporation	2	221
VeriSign, Inc.	1	224
Verisk Analytics, Inc.	1	233
Verizon Communications Inc.	43	1,838
Vertex Pharmaceuticals Incorporated (a)	3	1,278
Vertiv Holdings Co - Class A	4	1,274
VICI Properties Inc.	11	297
Visa Inc. - Class A	17	5,840
Vistra Corp.	4	557
Vulcan Materials Company	1	379
W. R. Berkley Corporation	3	186
W.P. Carey Inc.	2	161
W.W. Grainger, Inc.	—	631
Walmart Inc.	45	5,104

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Walt Disney Company, The	18	1,702
Warner Bros. Discovery, Inc. - Series A (a)	24	652
Waste Connections, Inc.	3	440
Waste Management, Inc.	4	834
Waters Corporation (a)	1	382
Watsco, Inc. (b)	—	150
WEC Energy Group Inc.	3	379
Wells Fargo & Company	31	2,584
Welltower Inc.	7	1,643
West Pharmaceutical Services, Inc.	1	253
Western Digital Corporation	4	2,253
Westinghouse Air Brake Technologies Corporation	2	474
Weyerhaeuser Company	7	173
Williams Companies, Inc., The	12	922
Willis Towers Watson Public Limited Company	1	249
Workday, Inc. - Class A (a)	2	269
XCEL Energy Inc.	6	494
Xylem Inc.	2	283
Yum! Brands, Inc.	3	453
Zimmer Biomet Holdings, Inc.	2	177
Zoetis Inc. - Class A	4	307
Zoom Communications, Inc. - Class A (a)	2	216
Zscaler, Inc. (a)	1	149
		655,858
Japan 6.1%
Advantest Corporation	8	1,548
AEON Co., Ltd.	27	225
AGC, Inc.	2	69
Aisin Corporation	6	81
Ajinomoto Co., Inc.	10	375
ANA Holdings Inc.	2	35
Asahi Group Holdings, Ltd.	13	122
Asahi Kasei Corporation	12	138
ASICS Corporation	7	199
Astellas Pharma Inc.	19	254
Bandai Namco Holdings Inc.	6	149
Bridgestone Corporation	11	238
Canon Inc. (b)	9	232
Capcom Co., Ltd.	2	41
Central Japan Railway Company	10	211
Chubu Electric Power Co., Ltd.	8	157
Chugai Pharmaceutical Co., Ltd.	7	316
Dai Nippon Printing Co., Ltd.	4	77
Daifuku Co., Ltd.	4	169
Daiichi Life Group Co., Ltd.	38	417
Daiichi Sankyo Company, Limited	17	280
Daikin Industries, Ltd.	3	459
Daito Trust Construction Co., Ltd.	3	61
Daiwa House Industry Co., Ltd.	7	180
Daiwa Securities Group Inc.	13	124
DENSO Corporation	18	210
DISCO Corporation	1	509
East Japan Railway Company	11	235
EBARA Corporation	5	176
Eisai Co., Ltd.	3	74
ENEOS Holdings, Inc.	29	212
FANUC Corporation	9	414
Fast Retailing Co., Ltd.	2	974
Fuji Electric Co., Ltd.	1	118
FUJIFILM Holdings Corporation	12	249
Fujikura Ltd.	17	681
Fujitsu Limited	18	367
Furukawa Electric Co., Ltd.	7	210
Hankyu Hanshin Holdings, Inc.	2	61
Hikari Tsushin, Inc.	—	22
Hitachi Construction Machinery Co., Ltd.	1	29
Hitachi, Ltd.	46	1,283
Honda Motor Co., Ltd.	40	367
HOYA Corporation	4	562
Hulic Co., Ltd. (b)	7	68
IBIDEN Co., Ltd.	3	396
Idemitsu Kosan Co., Ltd.	9	70
IHI Corporation	9	159
Inpex Corporation	9	185
Isuzu Motors Limited	6	77
ITOCHU Corporation	73	836
Japan Airlines Co., Ltd.	1	14
Japan Exchange Group, Inc.	11	136
Japan Post Bank Co., Ltd.	18	344
Japan Post Holdings Co., Ltd.	17	231
Japan Post Insurance Co., Ltd.	5	48
Japan Tobacco Inc.	12	427
JFE Holdings, Inc.	7	67
JX Advanced Metals Corporation	6	158
Kajima Corporation	5	171
Kansai Electric Power Co., Inc.	10	145
Kao Corporation (b)	10	194
Kawasaki Heavy Industries, Ltd.	7	135
Kawasaki Kisen Kaisha, Ltd. (b)	4	60
KDDI Corporation	30	507
Keyence Corporation	2	954
Kikkoman Corporation	10	105
Kioxia Holdings Corporation (a)	3	1,925
Kirin Holdings Company, Limited	8	145
Komatsu Ltd.	9	344
Konami Group Corporation	1	98
Kubota Corporation	13	216
KYOCERA Corporation	13	292
Kyowa Kirin Co., Ltd. (b)	2	33
Lasertec Corporation	1	254
LY Corporation	27	72
M3, Inc.	5	53
Makita Corporation	2	68
Marubeni Corporation	16	474
Minebeamitsumi Inc.	4	116
Mitsubishi Chemical Group Corporation	15	108
Mitsubishi Corporation	38	1,031
Mitsubishi Electric Corporation	21	753
Mitsubishi Estate Co., Ltd.	13	321
Mitsubishi HC Capital Inc.	8	66
Mitsubishi Heavy Industries, Ltd.	34	785
Mitsubishi UFJ Financial Group, Inc.	117	2,318
Mitsui & Co., Ltd.	26	736
Mitsui Fudosan Co., Ltd.	26	247
Mitsui Kinzoku Company, Limited	1	160
Mitsui O.S.K. Lines, Ltd. (b)	4	116
Mizuho Financial Group, Inc.	25	1,210
MS&AD Insurance Group Holdings, Inc.	14	375
Murata Manufacturing Co., Ltd.	19	1,341
Nec Corporation	12	297
NEXON Co., Ltd.	4	50
Nidec Corporation (a)	11	184
Nintendo Co., Ltd.	12	509
Nippon Building Fund Investment Corporation	—	62
Nippon Paint Holdings Co., Ltd.	13	86
Nippon Sanso Holdings Corporation	2	71
Nippon Steel Corporation	55	184
Nippon Telegraph and Telephone Corporation	280	249
Nippon Yusen Kabushiki Kaisha	4	135
Nissan Motor Co., Ltd. (a)	30	56
Niterra Co., Ltd.	2	140
Nitori Holdings Co., Ltd.	4	64
Nitto Denko Corporation	7	128
Nomura Holdings, Inc.	31	269
Nomura Research Institute, Ltd.	5	139
Obayashi Corporation	7	138
OBIC Co., Ltd.	3	68
Olympus Corporation	11	116
Oracle Corporation Japan	1	36
Oriental Land Co., Ltd.	12	188
ORIX Corporation	11	433
Osaka Gas Co., Ltd.	4	128
Otsuka Holdings Co., Ltd.	5	326
Otsuka Shokai Co., Ltd. (b)	1	24
Pan Pacific International Holdings Corporation	28	144
Panasonic Holdings Corporation	23	637
Rakuten Group, Inc. (a)	15	70
Recruit Holdings Co., Ltd.	14	981
Renesas Electronics Corporation	17	523
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Resona Holdings, Inc.	23	299
Resonac Holdings Co., Ltd.	2	210
SBI Holdings, Inc.	6	95
SCREEN Holdings Co., Ltd.	2	181
Secom Co., Ltd.	4	171
Sekisui House, Ltd.	7	135
Seven & I Holdings Co., Ltd.	20	246
Shimadzu Corporation	3	84
Shimano Inc.	1	64
Shimizu Corporation	6	92
Shin-Etsu Chemical Co., Ltd.	19	814
Shionogi & Co., Ltd.	9	153
Shiseido Company, Limited	3	55
SMC Corporation	1	266
SoftBank Corp.	297	381
SoftBank Group Corp.	38	1,419
Sompo Holdings, Inc.	9	327
Sony Group Corporation	62	1,253
Subaru Corporation.	5	80
Sumitomo Corporation	47	455
Sumitomo Electric Industries, Ltd.	32	588
Sumitomo Metal Mining Co., Ltd.	2	102
Sumitomo Mitsui Financial Group, Inc.	39	1,526
Sumitomo Mitsui Trust Group, Inc.	7	277
Sumitomo Realty & Development Co., Ltd.	10	220
Suntory Beverage & Food Limited (b)	1	39
Suzuki Motor Corporation	17	209
T&D Holdings Co., Ltd.	5	155
Taisei Corporation	2	142
Takeda Pharmaceutical Company Limited	16	517
TDK Corporation	19	420
Terumo Corporation	16	216
The Chiba Bank, Ltd.	8	116
Toho Co., Ltd.	4	30
Tokio Marine Holdings, Inc.	20	894
Tokyo Electron Limited	5	2,197
Tokyo Gas Co., Ltd.	3	113
TOPPAN Holdings Inc.	4	114
Toray Industries, Inc.	16	109
Toyo Suisan Kaisha, Ltd.	1	64
Toyota Motor Corporation	118	1,985
Toyota Tsusho Corporation	8	279
Unicharm Corporation	12	67
West Japan Railway Company	5	84
Yamaha Motor Co., Ltd. (b)	9	68
Yaskawa Electric Corporation	3	128
Yokogawa Electric Corporation	3	88
Yokohama Financial Group, Inc.	13	135
Zensho Holdings Co., Ltd.	1	70
		56,221
United Kingdom 3.2%
3i Group PLC	10	324
Admiral Group PLC	2	118
Anglo American PLC	10	495
Associated British Foods PLC	3	78
AstraZeneca PLC	16	2,989
Aviva PLC	31	270
BAE Systems PLC	30	746
Barclays PLC	136	907
BP P.L.C.	159	984
British American Tobacco P.L.C.	22	1,377
BT Group PLC	61	153
Bunzl Public Limited Company	3	112
Centrica PLC	50	113
Coca-Cola Europacific Partners PLC	2	220
Compass Group PLC	17	565
CVC Capital Partners PLC (b)	10	147
Diageo PLC	23	464
Experian PLC	10	322
Fiat Chrysler Automobiles N.V. (a)	21	118
GSK PLC	41	1,080
Haleon PLC	93	426
Halma Public Limited Company	4	206
HSBC Holdings PLC	176	3,333
ICG PLC	3	65
Imperial Brands PLC	8	300
Informa PLC	10	126
InterContinental Hotels Group PLC	2	270
International Consolidated Airlines Group S.A.	34	218
Intertek Group PLC	1	100
J Sainsbury PLC	19	80
Legal & General Group PLC	60	226
Lloyds Banking Group PLC	595	871
London Stock Exchange Group PLC	4	479
M&G PLC	24	108
Melrose Industries PLC	11	68
National Grid PLC	51	835
NatWest Group PLC	80	709
Next PLC	1	234
Pearson PLC	6	98
Prudential Public Limited Company	24	324
Reckitt Benckiser Group PLC	6	408
Relx PLC	18	569
Rentokil Initial PLC	25	139
Rolls-Royce Holdings PLC	85	1,627
Schroders PLC	9	70
SEGRO Public Limited Company	11	125
Severn Trent PLC	3	113
Shell PLC - Class A	57	2,214
Smith & Nephew PLC	9	131
Smiths Group PLC	3	102
Spirax Group PLC	1	64
SSE PLC	12	385
Standard Chartered PLC	18	482
Standard Life PLC	8	86
Tesco PLC	64	391
The Sage Group PLC.	10	105
Unilever PLC	22	1,331
United Utilities PLC	9	152
Vodafone Group Public Limited Company	200	265
Weir Group PLC(The)	3	87
Wise Group PLC - Class A (a)	7	83
		29,587
Canada 3.2%
Agnico Eagle Mines Limited	5	807
Alamos Gold Inc. - Class A	4	119
Alimentation Couche-Tard Inc.	7	456
AltaGas Ltd.	3	121
ARC Resources Ltd.	6	125
Bank of Montreal	7	1,284
Bank of Nova Scotia, The	12	1,085
Banque Nationale Du Canada	4	613
Barrick Mining Corporation	17	613
BCE Inc.	3	61
Bombardier Inc. - Class B (a)	1	190
Brookfield Corporation - Class A	19	811
CAE Inc. (a)	3	76
Cameco Corporation	4	442
Canadian Imperial Bank of Commerce	9	1,081
Canadian National Railway Company	6	675
Canadian Natural Resources Limited	21	826
Canadian Pacific Kansas City Limited	9	798
Canadian Tire Corporation, Limited - Class A	1	72
CCL Industries Inc. - Class B	2	99
Celestica Inc. (a)	1	426
Cenovus Energy Inc.	14	349
Chorus Limited - Class A	2	111
Constellation Software Inc.	—	399
Dollarama Inc.	3	373
Emera Incorporated (d)	3	171
Enbridge Inc.	22	1,210
Fairfax Financial Holdings Limited	—	306
Fortis Inc.	5	286
Franco-Nevada Corporation	2	418
George Weston Limited	2	117
GFL Environmental Inc. (b)	3	101
Great-West Lifeco Inc.	3	178
Groupe WSP Global Inc.	1	171

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Hydro One Limited	3	131
iA Financial Corporation Inc.	1	129
IGM Financial Inc.	1	53
Imperial Oil Limited	2	172
Intact Financial Corporation	2	382
Keyera Corp. (d)	2	87
Kinross Gold Corporation	13	298
Les Vetements de Sport Gildan Inc. - Class A	2	80
Loblaw Companies Limited	6	264
Lululemon Athletica Inc. (a)	1	112
Lundin Gold Inc. (d)	1	58
Magna International Inc.	3	179
Manulife Financial Corporation	17	706
Metro Inc. - Class A	2	145
Nutrien Ltd. (b)	5	320
Pan American Silver Corp.	4	196
Pembina Pipeline Corporation	6	277
Power Corporation of Canada (b)	5	341
Quebecor Inc. - Class B	2	78
RB Global, Inc. (b)	2	216
Restaurant Brands International Limited Partnership	3	225
Rogers Communications Inc. - Class B	4	129
Royal Bank of Canada	14	2,966
Saputo Inc.	2	72
Shopify Inc. - Class A (a)	13	1,452
Stantec Inc.	1	80
Sun Life Financial Inc.	6	456
Suncor Energy Inc.	12	645
TC Energy Corporation (b)	11	713
Teck Resources Limited - Class B	5	279
TELUS Corporation	6	60
TFI International Inc.	1	107
Thomson Reuters Corporation	1	90
TMX Group Limited	3	100
Toronto-Dominion Bank, The	17	2,099
Tourmaline Oil Corp	4	163
Wheaton Precious Metals Corp.	5	526
		29,356
Switzerland 2.2%
ABB Ltd - Class N	16	1,727
Alcon AG	5	350
Amrize AG	5	259
Chocoladefabriken Lindt & Sprungli AG - Class N	—	119
Coca-Cola HBC AG	2	138
Compagnie Financiere Richemont S.A.	6	1,280
EMS-Chemie Holding AG (b)	—	45
Galderma Group AG	2	347
Geberit AG - Class N	—	226
Givaudan S.A. - Class N	—	347
Glencore PLC	96	653
Holcim AG	5	463
Julius Bar Gruppe AG - Class N	2	177
Kuhne & Nagel International AG	1	122
Lonza Group AG	1	489
Nestle S.A. - Class N	26	2,625
Novartis AG - Class N	20	3,055
Partners Group Holding AG	—	163
Roche Holding AG	7	2,938
Roche Holding AG	—	111
Sandoz Group AG	4	384
Schindler Holding AG - Class N	—	66
SGS S.A.	2	177
Sika AG	2	353
Straumann Holding AG - Class N	1	152
Swiss Life Holding AG - Class N	—	315
Swiss Re AG	3	476
Swisscom AG - Class N	—	207
UBS Group AG	31	1,520
Verisure P.L.C. (a)	2	24
Zurich Insurance Group AG - Class N	1	1,107
		20,415
France 2.2%
Airbus SE	6	1,355
Amundi (d)	1	63
AXA	17	852
BNP Paribas	10	1,224
Bollore SE	7	34
Bouygues	2	103
Bureau Veritas	3	94
Capgemini France	2	181
Compagnie de Saint-Gobain	5	426
Compagnie Generale des Etablissements Michelin	7	264
Credit Agricole S.A.	12	234
Danone	6	531
Dassault Aviation	—	67
Dassault Systemes	6	132
Engie	19	585
EssilorLuxottica	3	569
Hermes International	—	645
Kering	1	189
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	6	1,174
Legrand	3	455
L'Oreal	3	1,097
LVMH Moet Hennessy Louis Vuitton	3	1,404
Orange	19	358
Pernod Ricard	2	151
Publicis Groupe S.A.	2	234
Safran	4	1,392
Sanofi	11	969
Sartorius Stedim Biotech	—	61
Schneider Electric SE	6	1,814
Societe Generale	7	593
Thales	1	245
TotalEnergies SE	21	1,671
Veolia Environnement	7	272
VINCI	5	752
		20,190
Germany 2.0%
Adidas AG - Class N	2	362
Allianz SE	4	1,843
BASF SE - Class N	9	499
Bayer Aktiengesellschaft - Class N	10	528
Bayerische Motoren Werke Aktiengesellschaft	3	190
Beiersdorf Aktiengesellschaft	1	85
BioNTech SE - ADR (a)	1	100
COMMERZBANK Aktiengesellschaft	7	290
Continental Aktiengesellschaft	1	88
Daimler Truck Holding AG	5	219
Deutsche Bank Aktiengesellschaft - Class N	18	598
Deutsche Borse Aktiengesellschaft - Class N	2	521
Deutsche Post AG - Class N	10	587
Deutsche Telekom AG - Class N	35	956
E.ON SE - Class N	22	463
Fresenius SE & Co. KGaA	4	200
Hannover Ruck SE - Class N	1	175
Heidelberg Materials AG	1	252
Henkel AG & Co. KGaA	1	77
HOCHTIEF Aktiengesellschaft	—	75
Infineon Technologies AG - Class N	13	1,259
Mercedes-Benz Group AG - Class N	7	353
MERCK Kommanditgesellschaft auf Aktien	1	230
MTU Aero Engines AG - Class N	1	228
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	1	737
Rheinmetall Aktiengesellschaft	—	562
RWE Aktiengesellschaft	7	443
SAP SE	11	1,618
Siemens Aktiengesellschaft - Class N	7	2,362
Siemens Energy AG	8	1,583
Siemens Healthineers AG (d)	3	137
Talanx Aktiengesellschaft	1	68
Vonovia SE	9	215
		17,903
Australia 1.7%
Amcor Pty Ltd	5	210
ANZ Group Holdings Limited	31	764
Aristocrat Leisure Limited	6	265

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
ASX Limited	2	72
Australian Pipeline Trust	14	97
BHP Group Limited	52	2,140
BlueScope Steel Limited	4	99
Brambles Limited	14	191
Coles Group Limited	14	232
Commonwealth Bank of Australia	17	1,969
Computershare Limited	6	151
CSL Limited	5	388
Evolution Mining Limited	21	170
Fortescue Ltd	17	222
Goodman Funding Pty Ltd	20	424
GPT Management Holdings Limited	20	67
Insurance Australia Group Limited	25	142
Lottery Corporation Limited, The	23	91
Macquarie Group Limited	4	629
Medibank Private Limited	29	98
National Australia Bank Limited	32	834
Northern Star Resources Ltd	15	195
Orica Limited	4	63
Origin Energy Limited	18	135
Pro Medicus Limited	1	77
Qantas Airways Limited	7	50
QBE Insurance Group Limited	15	265
REA Group Ltd (b)	1	57
Rio Tinto Limited	4	459
Rio Tinto PLC	11	1,046
Santos Limited	32	157
Scentre Group Limited	57	152
SGH Limited	2	58
Sigma Healthcare Ltd	59	113
Sonic Healthcare Limited	6	79
South32 Limited	45	123
Stockland Corporation Ltd (b)	25	70
Suncorp Group Limited	11	152
Telstra Group Limited	41	145
Transurban Holdings Limited	32	316
Vicinity Centres RE Ltd	34	61
Wesfarmers Limited	12	726
Westpac Banking Corporation	35	867
WHSP Holdings Ltd	3	81
WiseTech Global Limited	2	48
Woodside Energy Group Ltd	20	382
Woolworths Group Limited	13	359
		15,491
Netherlands 1.4%
Adyen N.V. (a) (d)	—	278
ASM International N.V.	—	515
ASML Holding N.V.	4	7,912
DSM-Firmenich AG	2	206
Exor Nederland N.V.	1	66
HAL Trust	—	71
Heineken Holding N.V.	1	102
Heineken N.V.	3	247
ING Groep N.V.	29	927
Koninklijke Ahold Delhaize N.V.	8	336
Koninklijke KPN N.V.	41	201
Koninklijke Philips N.V.	8	225
NN Group N.V.	3	244
NXP Semiconductors N.V.	2	682
Prosus N.V. - Class N	11	498
STMicroelectronics N.V.	7	493
Wolters Kluwer N.V. - Class C	2	149
		13,152
Spain 0.9%
AENA S.M.E., S.A.	8	239
Amadeus IT Holding, S.A. (d)	4	237
ASC Actividades De Construccion Y Servicios SA	2	336
Banco Bilbao Vizcaya Argentaria S.A.	57	1,429
Banco Santander, S.A.	147	2,040
CaixaBank SA	37	519
Cellnex Telecom, S.A. (d)	6	167
EDP Renovaveis Socieda Anonima (b)	3	52
Endesa, S.A.	3	145
Ferrovial N.V.	5	327
Iberdrola, Sociedad Anonima	62	1,556
Industria de Diseno Textil, S.A.	12	726
Naturgy Energy Group S.A.	1	40
Repsol S.A. (b)	11	285
Telefonica, S.A. (b)	46	185
		8,283
Sweden 0.8%
AB Sagax - Class B (b)	2	34
AB Sagax - Class D	—	1
Aktiebolaget Industrivarden - Class A	1	60
Aktiebolaget Industrivarden - Class C	2	89
Aktiebolaget SKF - Class B	4	94
Aktiebolaget Volvo - Class A	2	63
Aktiebolaget Volvo - Class B	16	542
Alfa Laval AB	3	172
ASSA ABLOY AB - Class B	11	393
Atlas Copco Aktiebolag - Class A	26	517
Atlas Copco Aktiebolag - Class B	16	276
Axfood AB (b)	1	36
Boliden AB	3	167
Epiroc Aktiebolag - Class A	7	179
Epiroc Aktiebolag - Class B	4	94
EQT AB (b) (d)	7	197
Essity Aktiebolag (publ) - Class B	6	181
Evolution AB (publ) (a) (d)	1	100
Fastighets AB Balder - Class B (a)	9	46
G&L Beijer Ref AB - Class B (b)	4	58
H & M Hennes & Mauritz AB - Class B (b)	4	74
Hexagon Aktiebolag - Class B	23	188
Indutrade Aktiebolag	2	45
Investmentaktiebolaget Latour - Class B	1	29
Investor Aktiebolag - Class A	6	242
Investor Aktiebolag - Class B	19	784
L E Lundbergforetagen Aktiebolag (publ) - Series B	1	40
Lifco AB (Publ) - Class B	3	84
NIBE Industrier AB - Class B	17	64
Nordnet AB	1	42
SAAB Aktiebolag - Class B	4	204
Sandvik Aktiebolag	11	445
Securitas AB - Class B	5	90
Skandinaviska Enskilda Banken AB - Class A	14	282
Skanska AB - Class B	4	98
SSAB AB - Class A	3	26
SSAB AB - Class B	6	56
Svenska Cellulosa Aktiebolaget SCA - Class B (b)	5	47
Svenska Handelsbanken AB - Class A	14	212
Swedbank AB - Class A	10	373
Swedish Orphan Biovitrum AB (Publ) (a)	2	81
Tele2 AB - Class B	6	100
Telefonaktiebolaget LM Ericsson - Class B	27	307
Telia Company AB	24	117
Trelleborg AB - Class B	2	87
		7,416
Italy 0.8%
Assicurazioni Generali Societa' Per Azioni	9	447
Banca Mediolanum SpA	2	54
Banca Monte dei Paschi di Siena S.p.A.	19	237
Banco BPM Societa' Per Azioni	12	208
Bper Banca S.P.A.	16	256
ENEL - SPA	80	914
Eni S.P.A. (b)	19	436
Ferrari N.V.	1	480
Finecobank Banca Fineco S.P.A.	7	168
Intesa Sanpaolo SPA	155	1,065
Leonardo S.p.A.	4	224
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	1	38
Moncler S.p.A.	2	128
Poste Italiane - Societa' Per Azioni (d)	4	145
Prysmian S.p.A.	3	488
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	1	60
Snam S.p.A.	22	159

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Telecom Italia S.p.A. (a)	20	181
Terna - Rete Elettrica Nazionale Societa Per Azioni	15	171
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A. (b)	15	1,376
		7,235
Denmark 0.4%
A.P. Moller - Maersk A/S - Class A	—	64
A.P. Moller - Maersk A/S - Class B	—	69
Carlsberg A/S - Class B	1	126
Coloplast A/S - Class B	1	85
Danske Bank A/S	7	354
DSV A/S	2	477
Genmab A/S (a)	1	182
Novo Nordisk A/S - Class B	32	1,555
Novozymes A/S - Class B	4	226
Orsted A/S (a) (d)	5	104
Tryg A/S (b)	3	78
Vestas Wind Systems A/S	10	287
		3,607
Hong Kong 0.4%
AIA Group Limited	106	965
Budweiser Brewing Company APAC Limited (b) (d)	24	19
CK Asset Holdings Limited	20	110
CK Hutchison Holdings Limited	28	237
CK Infrastructure Holdings Limited	8	57
CLP Holdings Limited	20	182
Henderson Land Development Company Limited	12	39
HKT Trust	39	58
Hong Kong And China Gas Company Limited -The-	121	100
Hong Kong Exchanges and Clearing Limited	12	575
Jardine Matheson Holdings Limited	2	122
Link Real Estate Investment Trust	27	127
MTR Corporation Limited (b)	18	71
Power Assets Holdings Limited	14	102
Sino Biopharmaceutical Limited	87	49
Sino Land Company Limited	56	73
Sun Hung Kai Properties Limited	15	209
Swire Pacific Limited - Class A	4	43
Swire Properties Limited	10	26
Techtronic Industries Company Limited	14	233
WH Group Limited (d)	73	77
Wharf (Holdings) Limited, The	10	23
Wharf Real Estate Investment Company Limited	8	22
		3,519
Singapore 0.4%
Capitaland Ascendas REIT	36	69
Capitaland Investment Limited	23	44
Capitaland Mall Trust	60	111
DBS Group Holdings Ltd	21	1,072
Genting Singapore Limited (b)	45	21
Jardine Cycle & Carriage Limited	1	17
Keppel Ltd.	15	128
Oversea-Chinese Banking Corporation Limited	34	649
Singapore Airlines Limited	17	98
Singapore Exchange Limited	9	161
Singapore Technologies Engineering Ltd	15	124
Singapore Telecommunications Limited	82	282
United Overseas Bank Limited	14	416
Wilmar International Limited	15	43
		3,235
Finland 0.3%
Elisa Oyj	2	66
Fortum Oyj	4	94
Kesko Oyj - Class A	1	27
Kesko Oyj - Class B	2	48
Kone Corporation - Class B	3	184
Metso Oyj	7	128
Neste Oyj	4	140
Nokia Oyj	54	713
Nordea Bank Abp	34	639
Orion Oyj - Class B	1	92
Sampo Oyj - Class A	26	271
Stora Enso Oyj - Class R (b)	6	67
UPM-Kymmene Oyj	6	153
Wartsila Oyj Abp	5	192
		2,814
Belgium 0.3%
Ackermans	—	80
Ageas SA/NV	2	134
Anheuser-Busch InBev	10	817
Argenx SE (a)	1	585
D'Ieteren Group	—	39
Elia Group	—	70
Groep Brussel Lambert	1	74
KBC Groep	3	346
Lotus Bakeries	—	53
Sofina	—	47
Syensqo	1	59
U C B	1	376
		2,680
Israel 0.2%
Azrieli Group Ltd.	—	48
Bank Hapoalim B.M.	13	308
Bank Leumi Le-Israel B.M.	16	351
Elbit Systems Ltd.	—	192
ICL Group Ltd	8	41
Israel Discount Bank Limited	14	135
Mizrahi Tefahot Bank Ltd	2	102
Nova Ltd. (a)	—	166
Phoenix Financial Ltd	2	108
Teva Pharmaceutical Industries Ltd (a)	12	387
Tower Semiconductor Ltd. (a)	1	299
		2,137
Ireland 0.2%
AIB Group Public Limited Company	18	207
CRH Public Limited Company	7	720
Kerry Group Public Limited Company - Class A	2	140
Kingspan Group Public Limited Company	2	145
Smurfit Westrock Public Limited Company	5	248
		1,460
Norway 0.2%
Aker BP ASA	3	98
DNB Bank ASA	8	226
Equinor ASA	8	260
Gjensidige Forsikring ASA	2	55
Kongsberg Gruppen ASA	5	141
Mowi ASA	4	78
Norsk Hydro ASA	13	122
Orkla ASA	8	80
SalMar ASA	1	36
Storebrand ASA	4	81
Telenor ASA	6	93
Var Energi ASA	8	33
Yara International ASA	2	72
		1,375
Poland 0.1%
Allegro.eu (a) (d)	7	72
Bank Polska Kasa Opieki - Spolka Akcyjna	2	136
Dino Polska Spolka Akcyjna (a) (d)	4	32
ING Bank Slaski Spolka Akcyjna	—	50
KGHM Polska Miedz Spolka Akcyjna	1	115
LPP Spolka Akcyjna	—	63
Orlen S A	6	194
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	9	244
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	6	100
Santander Bank Polska Spolka Akcyjna	—	70
		1,076
Argentina 0.1%
MercadoLibre, Inc. (a)	—	832
Tenaris S.A.	3	89
		921
Austria 0.1%
Andritz AG	1	60
BAWAG Group AG (d)	1	164

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Erste Group Bank AG	3	403
OMV Aktiengesellschaft (b)	2	95
Raiffeisen Bank International AG	1	82
Telekom Austria Aktiengesellschaft	2	20
Verbund AG (b)	1	50
		874
Chile 0.1%
Antofagasta PLC	4	188
Lundin Mining Corporation	7	173
		361
Portugal 0.0%
EDP-Energias de Portugal Sociedade Anonima Sucursal en Espana	29	151
Galp Energia, SGPS, S.A. - Class B	4	79
Jeronimo Martins, SGPS, S.A.	3	57
		287
Luxembourg 0.0%
ArcelorMittal	4	263
Mexico 0.0%
Fresnillo PLC	2	75
Southern Copper Corporation	1	171
		246
South Korea 0.0%
Coupang, Inc. - Class A (a)	14	238
New Zealand 0.0%
Auckland International Airport Limited	17	80
Fisher & Paykel Healthcare Corporation Limited	6	122
Meridian Energy Limited	9	31
		233
China 0.0%
3SBio Inc. (d)	19	40
WuXi Biologics (Cayman) Inc. (a) (d)	38	169
		209
Zambia 0.0%
First Quantum Minerals Ltd (a)	7	198
Macau 0.0%
Galaxy Entertainment Group Limited	16	60
Sands China Ltd.	22	38
		98
Democratic Republic of the Congo 0.0%
Ivanhoe Mines Ltd - Class A (a)	8	65
Colombia 0.0%
Zijin Gold International Company Limited	4	47
Nigeria 0.0%
Airtel Africa PLC	7	30
Czech Republic 0.0%
CSG N.V. - Class A (a)	1	22
Russian Federation 0.0%
Evraz PLC (a) (d) (e)	3	—
United Arab Emirates 0.0%
NMC Health PLC (e)	1	—
Total Common Stocks (cost $546,926)		907,102
PREFERRED STOCKS 0.1%
Germany 0.1%
Bayerische Motoren Werke Aktiengesellschaft	—	31
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	1	47
Henkel AG & Co. KGaA (f)	1	108
Sartorius Aktiengesellschaft	—	58
Volkswagen Aktiengesellschaft (f)	2	174
		418
Switzerland 0.0%
Chocoladefabriken Lindt & Sprungli AG	—	116
Schindler Holding AG	—	140
		256
Total Preferred Stocks (cost $800)		674
RIGHTS 0.0%
Spain 0.0%
ASC Actividades De Construccion Y Servicios SA (a)	2	5
Total Rights (cost $5)		5
WARRANTS 0.0%
Canada 0.0%
Constellation Software Inc. (a) (e)	—	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 0.6%
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 3.63% (c) (g)	2,858	2,858
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 3.53% (c) (g)	2,714	2,714
Total Short Term Investments (cost $5,572)		5,572
Total Investments 99.3% (cost $553,303)		913,353
Other Derivative Instruments 0.0%		16
Other Assets and Liabilities, Net 0.7%		6,725
Total Net Assets 100.0%		920,094

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Investment in affiliate.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(f) Convertible security.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Mellon World Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	4,798	49,977	52,061	90	—	—	2,714	0.3
JNL Government Money Market Fund, 3.63% - Class SL	2,905	20,993	21,040	53	—	—	2,858	0.3
The Bank Of New York Mellon Corporation	847	17	90	8	55	152	981	0.1
	8,550	70,987	73,191	151	55	152	6,553	0.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/Mellon World Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
3SBio Inc.	06/18/26	38	40	—
Adyen N.V.	04/23/21	555	278	0.1
Allegro.eu	12/15/23	59	72	—
Amadeus IT Holding, S.A.	09/22/17	297	237	0.1
Amundi	11/30/17	53	63	—
BAWAG Group AG	04/23/21	76	164	—
Budweiser Brewing Company APAC Limited	10/15/19	60	19	—
Cellnex Telecom, S.A.	08/10/20	238	167	—
Dino Polska Spolka Akcyjna	06/18/21	49	32	—
Emera Incorporated	09/22/17	138	171	—
EQT AB	12/16/22	191	197	0.1
Evolution AB (publ)	09/20/22	117	100	—
Evraz PLC	05/28/19	25	—	—
Keyera Corp.	09/22/17	66	87	—
Lundin Gold Inc.	12/19/25	84	58	—
Orsted A/S	04/23/25	94	104	—
Poste Italiane - Societa' Per Azioni	09/22/17	67	145	—
Siemens Healthineers AG	06/18/21	177	137	—
WH Group Limited	12/15/23	67	77	—
WuXi Biologics (Cayman) Inc.	12/17/21	144	169	—
		2,595	2,317	0.3

JNL/Mellon World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	14	September 2026	EUR	888	4	2
FTSE 100 Index	5	September 2026	GBP	527	—	(1)
S&P 500 Index	20	September 2026		7,526	22	23
S&P/TSX 60 Index	1	September 2026	CAD	411	—	—
Topix Index	3	September 2026	JPY	119,250	1	5
					27	29

JNL/Mellon World Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	HSB	09/16/26	AUD	7	5	—
CAD/USD	CBA	09/16/26	CAD	202	143	(2)
EUR/USD	HSB	09/16/26	EUR	506	580	(6)
JPY/USD	HSB	09/16/26	JPY	25,004	155	(3)
USD/GBP	BMO	09/16/26	GBP	(27)	(37)	—
					846	(11)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon World Index Fund
Assets - Securities
Common Stocks	688,868	218,234	—	907,102
Preferred Stocks	—	674	—	674
Rights	—	5	—	5
Warrants	—	—	—	—
Short Term Investments	5,572	—	—	5,572
	694,440	218,913	—	913,353
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	30	—	—	30
Open Forward Foreign Currency Contracts	—	—	—	—
	30	—	—	30

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon World Index Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1)	—	—	(1)
Open Forward Foreign Currency Contracts	—	(11)	—	(11)
	(1)	(11)	—	(12)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/MFS Equity Income Fund
COMMON STOCKS 96.2%
Financials 21.3%
American Express Company	33	11,134
Ameriprise Financial, Inc.	24	10,769
Bank of America Corporation	240	13,676
BNP Paribas	91	10,653
Charles Schwab Corporation, The	18	1,649
Citigroup Inc.	142	19,863
Equitable Holdings, Inc.	251	11,030
Hartford Insurance Group, Inc., The	25	3,371
ING Groep N.V.	143	4,526
Interactive Brokers Group, Inc. - Class A	63	5,480
JPMorgan Chase & Co.	5	1,659
Lincoln National Corporation	267	9,445
MasterCard Incorporated - Class A	11	5,871
Northern Trust Corporation	99	17,153
PNC Financial Services Group, Inc., The	22	5,520
Popular, Inc.	124	20,376
State Street Corporation	50	8,559
Voya Financial, Inc.	123	11,147
Wells Fargo & Company	63	5,169
		177,050
Information Technology 15.8%
Accenture Public Limited Company - Class A	22	2,793
Amphenol Corporation - Class A	21	3,717
Apple Inc.	63	18,287
Arista Networks, Inc. (a)	38	6,512
Broadcom Inc.	18	6,600
Cognizant Technology Solutions Corporation - Class A	63	2,447
Hewlett Packard Enterprise Company	110	4,944
Intuit Inc.	12	3,239
KLA Corporation	24	7,311
Lam Research Corporation	30	13,105
Microsoft Corporation	43	16,010
Pegasystems Inc. (b)	60	1,803
Qualcomm Incorporated	45	8,252
Salesforce, Inc.	30	4,712
Seagate Technology Holdings Public Limited Company	19	18,021
Taiwan Semiconductor Manufacturing Company Limited - ADR	28	13,490
		131,243
Health Care 12.3%
Bristol-Myers Squibb Company	138	7,960
Cigna Group, The	47	13,075
Gilead Sciences, Inc.	80	10,126
GSK PLC	267	7,009
Humana Inc.	16	6,500
Johnson & Johnson	91	23,022
McKesson Corporation	10	7,666
Medtronic, Inc.	117	9,145
Pfizer Inc.	723	17,400
		101,903
Industrials 9.7%
AGCO Corporation	134	16,011
Caterpillar Inc.	12	13,059
Eaton Corporation Public Limited Company	21	8,973
Finning International Inc.	147	10,351
General Dynamics Corporation	11	3,737
Jacobs Solutions Inc.	24	2,979
Leidos Holdings, Inc.	26	2,644
Masco Corporation	155	12,614
Trane Technologies Public Limited Company	16	7,621
Union Pacific Corporation	11	3,059
		81,048
Consumer Discretionary 8.8%
Amazon.com, Inc. (a)	54	12,746
Aramark	205	11,685
Brunswick Corporation	159	13,370
Ford Motor Company	323	4,486
Home Depot, Inc., The	31	10,860
Polaris Inc.	73	5,017
Ross Stores, Inc.	27	5,833
TJX Companies, Inc., The	58	8,749
		72,746
Consumer Staples 6.8%
Albertsons Companies, Inc. - Class A	196	2,650
Altria Group, Inc.	87	6,225
American Beverage Co Ambev - ADR (b)	2,050	6,437
British American Tobacco P.L.C.	166	10,255
Colgate-Palmolive Company	128	11,719
General Mills, Inc.	61	2,125
Kimberly-Clark Corporation	28	3,072
PepsiCo, Inc.	27	3,686
Philip Morris International Inc.	27	4,868
Target Corporation	42	5,477
		56,514
Energy 6.5%
Cenovus Energy Inc.	208	5,168
Enbridge Inc.	61	3,318
Eni S.P.A. (b)	339	7,955
Phillips 66	37	6,316
Suncor Energy Inc.	44	2,389
TechnipFMC PLC	223	14,792
TotalEnergies SE	60	4,647
Valero Energy Corporation	36	9,257
		53,842
Real Estate 4.9%
Cousins Properties Incorporated	277	8,301
Essential Properties Realty Trust, Inc.	325	9,694
Highwoods Properties, Inc.	260	7,842
W.P. Carey Inc.	211	15,070
		40,907
Communication Services 4.4%
Alphabet Inc. - Class A	49	17,548
Meta Platforms, Inc. - Class A	12	6,544
Omnicom Group Inc.	104	7,549
TKO Group Holdings Inc. - Class A	25	5,114
		36,755
Utilities 3.8%
AES Corporation, The	183	2,680
Duke Energy Corporation	37	4,637
Edison International	96	7,179
Portland General Electric Company	323	16,751
		31,247
Materials 1.9%
Eastman Chemical Company	39	2,625
Rio Tinto PLC	140	13,171
		15,796
Total Common Stocks (cost $737,450)		799,051
PREFERRED STOCKS 2.8%
Utilities 2.3%
NextEra Energy, Inc., 7.23%, 11/01/27 (c)	192	9,555
PG&E Corporation, 6.00%, 12/01/27 (c)	232	9,615
		19,170
Industrials 0.5%
Boeing Company, The, 6.00%, 10/15/27 (c)	63	4,260
Total Preferred Stocks (cost $24,628)		23,430
CORPORATE BONDS AND NOTES 0.2%
Utilities 0.2%
PG&E Corporation
4.25%, 12/01/27 (c)	1,762	1,791
Total Corporate Bonds And Notes (cost $1,793)		1,791
SHORT TERM INVESTMENTS 1.2%
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 3.63% (d) (e)	6,663	6,663

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	2,941	2,941
Total Short Term Investments (cost $9,604)		9,604
Total Investments 100.4% (cost $773,475)		833,876
Other Assets and Liabilities, Net (0.4)%		(3,495)
Total Net Assets 100.0%		830,381

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/MFS Equity Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	10,205	153,825	161,089	269	—	—	2,941	0.4
JNL Government Money Market Fund, 3.63% - Class SL	—	69,503	62,840	22	—	—	6,663	0.8
	10,205	223,328	223,929	291	—	—	9,604	1.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/MFS Equity Income Fund
Assets - Securities
Common Stocks	740,835	58,216	—	799,051
Preferred Stocks	23,430	—	—	23,430
Corporate Bonds And Notes	—	1,791	—	1,791
Short Term Investments	9,604	—	—	9,604
	773,869	60,007	—	833,876

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 97.9%
Financials 18.1%
American International Group, Inc.	183	13,673
Assurant, Inc.	71	19,183
Brown & Brown, Inc.	183	11,709
Carlyle Group Inc., The	192	8,103
Columbia Banking System, Inc.	322	10,306
Corebridge Financial, Inc.	435	12,443
East West Bancorp, Inc.	127	16,457
Equitable Holdings, Inc.	169	7,409
Everest Group, Ltd.	33	11,959
Fidelity National Information Services, Inc.	221	8,600
Fifth Third Bancorp	281	15,849
Global Payments Inc.	206	14,924
Hanover Insurance Group Inc, The	32	6,876
Hartford Insurance Group, Inc., The	177	23,478
Lincoln National Corporation	326	11,530
London Stock Exchange Group PLC	67	7,221
M&T Bank Corporation	88	21,014
Northern Trust Corporation	144	25,097
Prosperity Bancshares, Inc.	121	8,826
Raymond James Financial, Inc.	133	20,225
Regions Financial Corporation	570	17,207
SLM Corporation	415	10,758
Synchrony Financial	88	6,727
TPG Inc. - Class A	162	6,564
TransUnion	188	13,540
Voya Financial, Inc.	159	14,420
Willis Towers Watson Public Limited Company	64	16,607
		360,705
Industrials 17.0%
AGCO Corporation	129	15,449
Alaska Air Group, Inc. (a)	210	10,958
Allegion Public Limited Company	117	16,398
Builders FirstSource, Inc. (a)	68	6,100
Delta Air Lines, Inc.	158	14,830
FedEx Corporation	31	9,573
Fedex Freight Holding Company, Inc. (a)	65	9,863
Ferguson Enterprises Inc.	53	12,465
Flowserve Corporation	167	12,405
GFL Environmental Inc.	519	19,087
Hubbell Incorporated	29	14,983
Ingersoll Rand Inc.	134	10,966
Innio N.V. (a)	217	8,567
ITT Inc.	49	9,729
J.B. Hunt Transport Services, Inc.	56	16,087
Jacobs Solutions Inc.	112	14,145
KBR, Inc.	202	6,985
L3Harris Technologies, Inc.	55	15,959
Leidos Holdings, Inc.	79	8,141
Nordson Corporation	14	4,103
Nvent Electric Public Limited Company	57	9,667
Otis Worldwide Corporation	136	9,716
PACCAR Inc.	102	12,305
Pentair Public Limited Company	152	11,642
Southwest Airlines Co.	249	12,780
StandardAero, Inc. (a)	133	3,969
Stanley Black & Decker, Inc.	140	13,134
Terex Corporation	110	8,000
Westinghouse Air Brake Technologies Corporation	74	20,041
		338,047
Consumer Discretionary 9.5%
Aptiv PLC (a)	233	14,312
Aramark	329	18,736
Birkenstock Holding PLC (a) (b)	184	7,939
Brightstar Lottery PLC	482	5,165
Brunswick Corporation	166	14,012
Darden Restaurants, Inc.	48	9,924
Gap, Inc., The	183	3,410
General Motors Company	127	9,806
Group 1 Automotive, Inc.	25	7,391
Hyatt Hotels Corporation - Class A	93	18,115
LKQ Corporation	377	9,922
Mohawk Industries, Inc. (a)	87	10,537
Newell Brands Inc.	756	4,641
PulteGroup, Inc.	153	21,016
Ross Stores, Inc.	62	13,135
Viking Holdings Ltd (a)	195	20,374
		188,435
Health Care 9.3%
Agilent Technologies, Inc.	163	21,660
Becton, Dickinson and Company	156	23,600
Biogen Inc. (a)	48	10,377
BioNTech SE - ADR (a)	57	5,327
Cencora, Inc.	50	14,025
Cooper Companies, Inc., The (a)	109	7,789
Humana Inc.	69	27,345
Icon Public Limited Company (a)	57	9,954
Labcorp Holdings Inc.	47	13,198
Medline Inc. - Class A (a)	194	7,640
MiniMed Group, Inc. (a)	492	7,362
Steris Public Limited Company	65	13,643
Universal Health Services, Inc. - Class B	62	9,153
Waters Corporation (a)	39	14,645
		185,718
Information Technology 9.2%
CDW Corp.	65	9,078
Check Point Software Technologies Ltd (a)	59	7,789
Cognizant Technology Solutions Corporation - Class A	144	5,566
Coherent Corp. (a)	47	18,409
Entegris, Inc.	78	14,120
Flex Ltd. (a)	116	18,867
Guidewire Software, Inc. (a)	89	10,902
Hewlett Packard Enterprise Company	362	16,323
MACOM Technology Solutions Holdings, Inc. (a)	25	9,513
NXP Semiconductors N.V.	59	16,704
Pegasystems Inc.	203	6,086
Qnity Electronics, Inc.	74	12,045
Skyworks Solutions, Inc.	100	6,782
TE Connectivity Public Limited Company	45	9,036
Tyler Technologies, Inc. (a)	40	11,814
Zebra Technologies Corporation - Class A (a)	39	10,166
		183,200
Utilities 7.9%
Alliant Energy Corporation	265	20,211
Atmos Energy Corporation	77	13,187
CenterPoint Energy, Inc.	378	16,650
CMS Energy Corporation	248	18,951
Evergy, Inc.	128	11,059
PG&E Corporation	1,311	22,048
Pinnacle West Capital Corporation	156	16,737
Public Service Enterprise Group Incorporated	234	19,001
Sempra	166	15,407
Talen Energy Corporation (a)	11	4,262
		157,513
Real Estate 7.6%
Brixmor Property Group Inc.	536	16,891
CoStar Group, Inc. (a)	217	6,142
Equity Lifestyle Properties, Inc.	221	14,225
Essex Property Trust, Inc.	47	13,767
Extra Space Storage Inc.	117	16,937
Jones Lang LaSalle Incorporated (a)	54	16,687
Mid-America Apartment Communities, Inc.	86	11,996
Rexford Industrial Realty, Inc.	225	7,535
Ventas, Inc.	189	16,771
VICI Properties Inc.	507	13,452
W.P. Carey Inc.	220	15,758
		150,161
Energy 7.5%
Baker Hughes Company - Class A	189	10,474
Diamondback Energy, Inc.	99	17,436
Expand Energy Corporation	184	16,757
Peabody Energy Corporation	188	4,354
Permian Resources Corporation - Class A	1,082	19,928

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Plains GP Holdings, L.P. - Class A (a)	591	14,340
Targa Resources Corp.	90	24,060
TechnipFMC PLC	262	17,379
Valero Energy Corporation	90	23,332
		148,060
Consumer Staples 5.4%
Albertsons Companies, Inc. - Class A	606	8,193
BJ's Wholesale Club Holdings, Inc. (a)	97	8,497
Brown-Forman Corporation - Class B	296	7,896
Campbell's Company, The (b)	195	4,350
Ingredion Incorporated	92	8,750
Kenvue Inc.	888	16,977
Pernod Ricard	122	8,914
Sysco Corporation	167	13,989
Tyson Foods, Inc. - Class A	217	12,429
US Foods Holding Corp. (a)	170	17,352
		107,347
Materials 5.1%
Amcor Pty Ltd	238	10,302
Ashland Inc.	146	9,597
Avery Dennison Corporation	66	10,761
DuPont de Nemours, Inc.	70	9,432
Eastman Chemical Company	180	12,047
International Flavors & Fragrances Inc.	150	11,914
International Paper Company	236	8,989
James Hardie Industries Public Limited Company (a)	386	10,104
Nucor Corporation	79	17,525
		100,671
Communication Services 1.3%
Nexstar Media Group, Inc. - Class A	56	10,091
Omnicom Group Inc.	128	9,335
Pinterest, Inc. - Class A (a)	335	7,056
		26,482
Total Common Stocks (cost $1,569,618)		1,946,339
PREFERRED STOCKS 0.6%
Industrials 0.6%
Boeing Company, The, 6.00%, 10/15/27 (c)	182	12,232
Total Preferred Stocks (cost $9,088)		12,232
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.4%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	46,862	46,862
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 3.63% (d) (e)	6,709	6,709
Total Short Term Investments (cost $53,571)		53,571
Total Investments 101.2% (cost $1,632,277)		2,012,142
Other Assets and Liabilities, Net (1.2)%		(24,428)
Total Net Assets 100.0%		1,987,714

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/MFS Mid Cap Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	25,291	194,474	172,903	446	—	—	46,862	2.4
JNL Government Money Market Fund, 3.63% - Class SL	3,374	103,671	100,336	104	—	—	6,709	0.3
	28,665	298,145	273,239	550	—	—	53,571	2.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	1,930,204	16,135	—	1,946,339
Preferred Stocks	12,232	—	—	12,232
Short Term Investments	53,571	—	—	53,571
	1,996,007	16,135	—	2,012,142

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Morningstar SMID Moat Focus Index Fund
COMMON STOCKS 98.8%
Health Care 22.5%
Agilent Technologies, Inc.	1	131
Align Technology, Inc. (a)	1	221
Becton, Dickinson and Company	1	222
Biogen Inc. (a)	1	262
BioMarin Pharmaceutical Inc. (a)	4	225
Bio-Techne Corporation	4	300
Cencora, Inc.	—	121
Cigna Group, The	1	227
Cooper Companies, Inc., The (a)	2	125
DexCom, Inc. (a)	2	103
Elevance Health, Inc.	—	108
GE HealthCare Technologies Inc.	3	211
Insulet Corporation (a)	1	72
Ionis Pharmaceuticals, Inc. (a) (b)	3	246
IQVIA Holdings Inc. (a)	1	245
Labcorp Holdings Inc.	—	125
Repligen Corporation (a)	1	127
ResMed Inc.	—	88
Royalty Pharma PLC - Class A	5	260
Tenet Healthcare Corporation (a)	1	134
Waters Corporation (a)	—	139
West Pharmaceutical Services, Inc.	—	160
Zimmer Biomet Holdings, Inc.	3	219
		4,071
Industrials 16.2%
A. O. Smith Corporation	2	128
Acuity Inc.	1	307
Allegion Public Limited Company	1	129
Allison Systems, Inc.	1	109
Carrier Global Corporation	2	141
CNH Industrial N.V.	21	237
Core & Main, Inc. - Class A (a)	2	109
Equifax Inc.	1	90
Fortune Brands Innovations, Inc.	3	163
Huntington Ingalls Industries, Inc.	—	112
L3Harris Technologies, Inc.	—	112
Masco Corporation	3	282
Northrop Grumman Corporation	—	110
Oshkosh Corporation (b)	1	137
Otis Worldwide Corporation	1	93
StandardAero, Inc. (a)	5	141
Terex Corporation	2	135
United Rentals, Inc.	—	153
Veralto Corporation	1	122
Watsco, Inc. (b)	—	131
		2,941
Materials 11.8%
Air Products and Chemicals, Inc.	—	124
Albemarle Corporation	1	198
Amcor Pty Ltd	6	251
AptarGroup, Inc.	1	107
Ball Corporation	2	139
Celanese Corporation - Class A	5	214
CF Industries Holdings, Inc.	1	116
Corteva, Inc.	3	254
Dow Inc.	7	183
DuPont de Nemours, Inc.	2	225
Eastman Chemical Company	2	109
International Flavors & Fragrances Inc.	2	128
LyondellBasell Industries N.V. - Class A	2	95
		2,143
Financials 10.9%
Ameriprise Financial, Inc.	—	113
Block, Inc. - Class A (a)	3	255
Carlyle Group Inc., The	5	210
Global Payments Inc.	2	131
Jack Henry & Associates, Inc. (b)	1	93
MarketAxess Holdings Inc.	1	69
MSCI Inc. - Class A	—	114
Raymond James Financial, Inc.	1	114
Rocket Companies, Inc. - Class A (a)	9	149
Stifel Financial Corp.	3	224
T. Rowe Price Group, Inc.	1	142
TransUnion	3	232
U.S. Bancorp	2	128
		1,974
Consumer Staples 10.4%
Brown-Forman Corporation - Class B	9	237
Clorox Company, The	1	94
Constellation Brands, Inc. - Class A	2	221
Dollar General Corporation	1	126
Estee Lauder Companies Inc., The - Class A	3	204
Hershey Company, The	1	116
Hormel Foods Corporation	5	123
Ingredion Incorporated	1	95
Kraft Heinz Company, The (b)	9	224
Lamb Weston Holdings, Inc. (b)	5	224
Mondelez International, Inc. - Class A	4	223
		1,887
Consumer Discretionary 10.1%
Airbnb, Inc. - Class A (a)	2	244
AutoNation, Inc. (a)	1	117
Brunswick Corporation	2	131
Carnival Corporation	9	248
Deckers Outdoor Corporation (a)	1	106
ETSY, Inc. (a)	2	148
Gentex Corporation	10	250
Hasbro, Inc.	1	116
Lithia Motors, Inc. - Class A	—	116
Norwegian Cruise Line Holdings Ltd. (a)	12	249
Wynn Resorts, Limited	1	107
		1,832
Information Technology 9.1%
Akamai Technologies, Inc. (a) (b)	1	137
Cloudflare, Inc. - Class A (a)	1	139
Datadog, Inc. - Class A (a)	1	231
Entegris, Inc.	1	163
Littelfuse, Inc.	—	165
Monolithic Power Systems, Inc.	—	140
NXP Semiconductors N.V.	1	152
ON Semiconductor Corporation (a)	2	175
Vontier Corporation	3	84
Zebra Technologies Corporation - Class A (a)	1	132
Zoom Communications, Inc. - Class A (a)	2	127
		1,645
Communication Services 3.1%
Omnicom Group Inc.	3	211
Reddit, Inc. - Class A (a)	1	143
Warner Music Group Corp. - Class A	8	216
		570
Real Estate 2.2%
Crown Castle Inc.	3	194
SBA Communications Corporation - Class A	1	209
		403
Energy 1.8%
Devon Energy Corporation	5	209
SLB Limited	2	108
		317
Utilities 0.7%
Portland General Electric Company	2	121
Total Common Stocks (cost $16,930)		17,904
INVESTMENT COMPANIES 0.6%
iShares Core S&P Mid-Cap ETF	1	112
Total Investment Companies (cost $107)		112
Total Investments 99.4% (cost $17,037)		18,016
Other Assets and Liabilities, Net 0.6%		108
Total Net Assets 100.0%		18,124

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/Morningstar SMID Moat Focus Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	216	5,648	5,864	4	—	—	—	—
JNL Government Money Market Fund, 3.63% - Class SL	—	2,907	2,907	—	—	—	—	—
	216	8,555	8,771	4	—	—	—	—

JNL/Morningstar SMID Moat Focus Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	1	September 2026	38	—	1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Morningstar SMID Moat Focus Index Fund
Assets - Securities
Common Stocks	17,904	—	—	17,904
Investment Companies	112	—	—	112
	18,016	—	—	18,016
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1	—	—	1
	1	—	—	1

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Morningstar U.S. Sustainability Index Fund
COMMON STOCKS 99.8%
Information Technology 36.2%
Accenture Public Limited Company - Class A	8	1,000
Adobe Inc. (a)	5	1,083
Advanced Micro Devices, Inc. (a)	21	12,427
Applied Materials, Inc.	10	7,539
AppLovin Corporation - Class A (a)	3	1,484
Arista Networks, Inc. (a)	14	2,298
Cadence Design Systems, Inc. (a)	4	1,358
CDW Corp.	2	238
Ciena Corporation (a)	1	505
Cisco Systems, Inc.	52	6,097
Dell Technologies Inc. - Class C	4	1,613
Fabrinet (a)	—	262
Flex Ltd. (a)	5	750
Hewlett Packard Enterprise Company	18	793
HP, Inc.	12	266
International Business Machines Corporation	12	3,464
Intuit Inc.	4	925
Jabil Inc.	1	524
Keysight Technologies, Inc. (a)	2	778
KLA Corporation	17	5,207
Lam Research Corporation	16	7,153
Marvell Technology, Inc.	11	3,409
Microsoft Corporation	81	30,229
MKS Inc.	1	382
NetApp, Inc.	2	390
NVIDIA Corporation	190	38,085
Oracle Corporation	22	3,272
Palo Alto Networks, Inc. (a)	11	3,627
Pure Storage, Inc. - Class A (a)	4	331
Qualcomm Incorporated	14	2,551
Seagate Technology Holdings Public Limited Company	3	2,834
TD SYNNEX Corporation	1	264
TE Connectivity Public Limited Company	4	784
Trimble Inc. (a)	3	157
TTM Technologies, Inc. (a)	1	245
Western Digital Corporation	4	2,881
Workday, Inc. - Class A (a)	3	320
		145,525
Financials 14.7%
AFLAC Incorporated	6	692
American Express Company	7	2,397
Ameriprise Financial, Inc.	1	528
Annaly Capital Management, Inc.	9	208
AON Public Limited Company - Class A	3	929
Arch Capital Group Ltd. (a)	5	448
Arthur J. Gallagher & Co.	3	760
Bank of America Corporation	86	4,922
BlackRock, Inc.	2	1,753
Brown & Brown, Inc.	4	230
Capital One Financial Corporation	8	1,637
Carlyle Group Inc., The	3	120
Citigroup Inc.	22	3,134
CME Group Inc. - Class A	5	1,050
Fifth Third Bancorp	12	666
Global Payments Inc.	3	222
Hartford Insurance Group, Inc., The	4	476
Huntington Bancshares Incorporated	26	460
Intercontinental Exchange, Inc.	7	919
JPMorgan Chase & Co.	35	11,589
KKR & Co. Inc. - Class A	1	87
LPL Financial Holdings Inc.	1	288
Marsh & Mclennan Companies, Inc.	6	1,033
MasterCard Incorporated - Class A	11	5,481
MetLife, Inc.	7	602
Moody's Corporation	2	904
MSCI Inc. - Class A	1	526
Nasdaq, Inc.	5	388
PayPal Holdings, Inc.	12	505
PNC Financial Services Group, Inc., The	5	1,302
Principal Financial Group, Inc.	3	310
Progressive Corporation, The	8	1,682
Prudential Financial, Inc.	5	498
Regions Financial Corporation	11	331
S&P Global Inc.	4	1,594
SoFi Technologies, Inc. (a)	17	298
State Street Corporation	3	596
Synchrony Financial	4	342
T. Rowe Price Group, Inc.	3	319
Travelers Companies, Inc., The	3	923
Visa Inc. - Class A	22	7,493
W. R. Berkley Corporation	4	255
Willis Towers Watson Public Limited Company	1	313
		59,210
Consumer Discretionary 11.8%
Airbnb, Inc. - Class A (a)	5	764
Amazon.com, Inc. (a)	129	30,742
AutoZone, Inc. (a)	—	687
Booking Holdings Inc.	10	1,808
Carvana Co. - Class A (a)	9	584
eBay Inc.	6	658
Genuine Parts Company	2	215
Hilton Worldwide Holdings Inc.	3	969
Home Depot, Inc., The	13	4,605
Lowe`s Companies, Inc.	7	1,617
Lululemon Athletica Inc. (a)	1	150
Nike, Inc. - Class B	15	628
O'Reilly Automotive, Inc. (a)	11	1,004
Somnigroup International Inc.	2	193
Tapestry, Inc.	3	392
TJX Companies, Inc., The	12	1,769
Ulta Beauty, Inc. (a)	1	257
Williams-Sonoma, Inc.	2	362
		47,404
Health Care 11.5%
Abbott Laboratories	23	2,070
AbbVie Inc.	22	5,441
Agilent Technologies, Inc.	4	501
Amgen Inc.	7	2,556
Becton, Dickinson and Company	4	551
Biogen Inc. (a)	2	416
Boston Scientific Corporation (a)	19	822
Bristol-Myers Squibb Company	27	1,535
Cardinal Health, Inc.	3	736
Cencora, Inc.	3	717
Centene Corporation (a)	6	411
Cigna Group, The	3	914
CVS Health Corporation	17	1,716
Danaher Corporation	8	1,611
DexCom, Inc. (a)	5	344
Edwards Lifesciences Corporation (a)	7	664
Elevance Health, Inc.	3	1,061
GE HealthCare Technologies Inc.	6	384
Gilead Sciences, Inc.	16	2,057
Humana Inc.	2	633
IDEXX Laboratories, Inc. (a)	1	527
Illumina, Inc. (a)	2	351
Intuitive Surgical, Inc. (a)	5	1,844
IQVIA Holdings Inc. (a)	2	424
McKesson Corporation	2	1,201
Medtronic, Inc.	17	1,312
Merck & Co., Inc.	32	4,055
Mettler-Toledo International Inc. (a)	—	335
Moderna, Inc. (a)	5	318
Pfizer Inc.	74	1,794
Quest Diagnostics Incorporated	1	312
Regeneron Pharmaceuticals, Inc.	1	831
ResMed Inc.	2	373
Stryker Corporation	5	1,493
Thermo Fisher Scientific Inc.	5	2,453
United Therapeutics Corporation (a)	—	273
Veeva Systems Inc. - Class A (a)	2	349
Vertex Pharmaceuticals Incorporated (a)	3	1,650
Waters Corporation (a)	1	486

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
West Pharmaceutical Services, Inc.	1	336
Zoetis Inc. - Class A	6	400
		46,257
Industrials 8.3%
AMETEK, Inc.	3	730
C.H. Robinson Worldwide, Inc.	1	275
Carrier Global Corporation	10	754
Cintas Corporation	5	771
Copart, Inc. (a)	11	308
CSX Corporation	24	1,157
Cummins Inc.	2	1,284
Deere & Company	3	2,076
Delta Air Lines, Inc.	8	797
Eaton Corporation Public Limited Company	5	2,172
Emerson Electric Co.	7	1,059
Equifax Inc.	2	250
Expeditors International of Washington, Inc. - Class A	2	274
Fastenal Company	15	702
FedEx Corporation	3	912
Ferguson Enterprises Inc.	2	583
GE Vernova Inc.	4	4,164
Hubbell Incorporated	1	351
Illinois Tool Works Inc.	4	1,026
Ingersoll Rand Inc.	5	429
J.B. Hunt Transport Services, Inc.	1	290
Johnson Controls International Public Limited Company	8	1,166
Lennox International Inc.	—	236
NextPower LLC - Class A (a)	2	223
Norfolk Southern Corporation	3	942
Old Dominion Freight Line, Inc.	2	534
Otis Worldwide Corporation	5	359
Republic Services, Inc.	3	557
Rockwell Automation, Inc.	1	720
Sunbelt Rental Holdings Inc.	5	404
Trane Technologies Public Limited Company	3	1,425
Union Pacific Corporation	8	2,117
United Parcel Service, Inc. - Class B	10	1,060
United Rentals, Inc.	1	938
Verisk Analytics, Inc.	2	311
Waste Management, Inc.	5	1,087
Watsco, Inc. (b)	—	183
WESCO International, Inc.	1	185
Xylem Inc.	3	371
		33,182
Communication Services 4.3%
AT&T Inc.	92	1,902
Comcast Corporation - Class A	47	1,143
EchoStar Corporation - Class A (a) (b)	2	177
Electronic Arts Inc.	3	620
Former Charter Communications Parent, Inc. - Class A (a)	1	156
Fox Corporation - Class A	2	129
Fox Corporation - Class B	2	85
Liberty Media Corporation - Series A (a)	—	32
Liberty Media Corporation - Series C (a)	3	273
Live Nation Entertainment, Inc. (a)	2	351
Netflix, Inc. (a)	56	3,966
News Corporation - Class A	5	121
News Corporation - Class B	1	35
Omnicom Group Inc.	4	275
Reddit, Inc. - Class A (a)	2	316
Roblox Corporation - Class A (a)	8	462
Take-Two Interactive Software, Inc. (a)	2	564
TKO Group Holdings Inc. - Class A	1	165
T-Mobile US, Inc.	7	1,116
Verizon Communications Inc.	56	2,353
Walt Disney Company, The	23	2,201
Warner Bros. Discovery, Inc. - Series A (a)	31	838
		17,280
Consumer Staples 3.7%
Church & Dwight Co., Inc.	3	301
Colgate-Palmolive Company	11	967
Dollar General Corporation	3	334
Dollar Tree, Inc. (a)	2	292
Estee Lauder Companies Inc., The - Class A	3	258
Hershey Company, The	2	331
Kenvue Inc.	23	437
Mondelez International, Inc. - Class A	17	989
PepsiCo, Inc.	18	2,434
Performance Food Group Company (a)	2	226
Sysco Corporation	6	527
Target Corporation	6	786
US Foods Holding Corp. (a)	3	301
Walmart Inc.	58	6,533
		14,716
Real Estate 3.6%
American Tower Corporation	6	1,008
AvalonBay Communities, Inc.	2	335
CBRE Group, Inc. - Class A (a)	4	521
CoStar Group, Inc. (a)	5	143
Crown Castle Inc.	6	430
Digital Realty Trust, Inc.	4	780
Equinix, Inc.	1	1,335
Equity Residential	4	302
Essex Property Trust, Inc.	1	237
Extra Space Storage Inc.	3	394
Invitation Homes Inc.	7	207
Iron Mountain Incorporated	4	493
Kimco Realty OP, LLC	9	229
Mid-America Apartment Communities, Inc.	2	212
ProLogis Inc.	12	1,655
Public Storage Operating Company	2	667
Realty Income Corporation	12	738
SBA Communications Corporation - Class A	1	248
Simon Property Group, Inc.	4	924
Sun Communities, Inc.	1	166
Ventas, Inc.	6	536
VICI Properties Inc.	14	360
W.P. Carey Inc.	3	214
Welltower Inc.	9	2,102
Weyerhaeuser Company	9	222
		14,458
Energy 2.3%
Baker Hughes Company - Class A	13	726
Cheniere Energy, Inc.	3	662
Halliburton Company	11	377
Kinder Morgan, Inc.	26	828
Marathon Petroleum Corporation	4	985
ONEOK, Inc.	8	712
Phillips 66	5	888
SLB Limited	20	911
Targa Resources Corp.	3	745
Texas Pacific Land Corporation	1	337
Valero Energy Corporation	4	1,010
Williams Companies, Inc., The	16	1,181
		9,362
Materials 2.2%
Air Products and Chemicals, Inc.	3	861
Amcor Pty Ltd	6	258
CRH Public Limited Company	9	946
Dow Inc.	10	266
Ecolab Inc.	3	927
International Flavors & Fragrances Inc.	3	263
Linde Public Limited Company	6	3,177
LyondellBasell Industries N.V. - Class A	3	179
Newmont Corporation	14	1,307
PPG Industries, Inc.	3	356
Reliance, Inc.	1	253
Royal Gold, Inc.	1	223
		9,016
Utilities 1.2%
Alliant Energy Corporation	3	261
American Electric Power Company, Inc.	7	980
American Water Works Company, Inc.	2	327
Consolidated Edison, Inc.	5	539

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Edison International	5	356
Eversource Energy	5	353
Exelon Corporation	14	631
Public Service Enterprise Group Incorporated	7	533
Sempra	9	802
		4,782
Total Common Stocks (cost $324,642)		401,192
SHORT TERM INVESTMENTS 0.0%
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	173	173
Total Short Term Investments (cost $173)		173
Total Investments 99.8% (cost $324,815)		401,365
Other Derivative Instruments 0.0%		7
Other Assets and Liabilities, Net 0.2%		654
Total Net Assets 100.0%		402,026

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Morningstar U.S. Sustainability Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	771	24,789	25,387	10	—	—	173	—
JNL Government Money Market Fund, 3.63% - Class SL	—	5,600	5,600	6	—	—	—	—
The Bank Of New York Mellon Corporation	1,205	22	1,492	11	903	(638)	—	—
	1,976	30,411	32,479	27	903	(638)	173	—

JNL/Morningstar U.S. Sustainability Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	3	September 2026	1,125	7	7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Morningstar U.S. Sustainability Index Fund
Assets - Securities
Common Stocks	401,192	—	—	401,192
Short Term Investments	173	—	—	173
	401,365	—	—	401,365
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	7	—	—	7
	7	—	—	7

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.6%
Information Technology 28.0%
Amphenol Corporation - Class A	48	8,491
Applied Materials, Inc.	18	13,275
Broadcom Inc.	36	13,771
Datadog, Inc. - Class A (a)	53	13,836
Entegris, Inc.	54	9,794
Fair Isaac Corporation (a)	10	12,123
Fortinet, Inc. (a)	82	12,535
Guidewire Software, Inc. (a)	54	6,690
Microsoft Corporation	34	12,499
Motorola Solutions, Inc.	17	7,055
NVIDIA Corporation	70	13,913
NXP Semiconductors N.V.	32	9,098
Palo Alto Networks, Inc. (a)	42	14,265
Tyler Technologies, Inc. (a)	42	12,188
		159,533
Health Care 17.8%
Agilent Technologies, Inc.	59	7,859
Bristol-Myers Squibb Company	239	13,792
Danaher Corporation	72	13,682
GE HealthCare Technologies Inc.	196	12,567
Thermo Fisher Scientific Inc.	13	6,685
Veeva Systems Inc. - Class A (a)	77	13,671
West Pharmaceutical Services, Inc.	27	9,624
Zimmer Biomet Holdings, Inc.	152	13,066
Zoetis Inc. - Class A	143	10,307
		101,253
Consumer Staples 17.7%
Brown-Forman Corporation - Class B	530	14,136
Clorox Company, The	132	12,564
Constellation Brands, Inc. - Class A	95	13,145
Estee Lauder Companies Inc., The - Class A	154	12,135
Hershey Company, The	39	6,894
Kenvue Inc.	770	14,710
McCormick & Company, Incorporated	145	7,323
Mondelez International, Inc. - Class A	229	13,264
PepsiCo, Inc.	49	6,667
		100,838
Industrials 11.5%
Broadridge Financial Solutions, Inc.	83	11,333
Copart, Inc. (a)	405	11,406
Huntington Ingalls Industries, Inc.	24	6,623
Masco Corporation	206	16,780
Northrop Grumman Corporation	13	6,523
Otis Worldwide Corporation	177	12,695
		65,360
Consumer Discretionary 11.0%
Airbnb, Inc. - Class A (a)	102	14,532
Amazon.com, Inc. (a)	32	7,573
Chipotle Mexican Grill, Inc. (a)	236	8,033
Domino's Pizza, Inc.	22	6,528
MercadoLibre, Inc. (a)	4	7,292
Nike, Inc. - Class B	279	11,448
Tractor Supply Company	229	7,252
		62,658
Financials 10.6%
Blackstone Inc. - Class A	62	7,263
Charles Schwab Corporation, The	151	13,911
Jack Henry & Associates, Inc.	55	7,537
LPL Financial Holdings Inc.	46	13,056
MarketAxess Holdings Inc.	37	4,169
TransUnion	91	6,583
U.S. Bancorp	131	7,882
		60,401
Communication Services 2.3%
Meta Platforms, Inc. - Class A	12	6,654
Walt Disney Company, The	70	6,730
		13,384
Real Estate 0.7%
CoStar Group, Inc. (a)	142	4,011
Total Common Stocks (cost $549,962)		567,438
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 3.53% (b) (c)	340	340
Total Short Term Investments (cost $340)		340
Total Investments 99.7% (cost $550,302)		567,778
Other Derivative Instruments 0.0%		17
Other Assets and Liabilities, Net 0.3%		1,815
Total Net Assets 100.0%		569,610

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Morningstar Wide Moat Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	4,359	59,913	63,932	40	—	—	340	0.1
JNL Government Money Market Fund, 3.63% - Class SL	—	61,858	61,858	33	—	—	—	—
	4,359	121,771	125,790	73	—	—	340	0.1

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	7	September 2026	2,625	17	17

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	567,438	—	—	567,438
Short Term Investments	340	—	—	340
	567,778	—	—	567,778
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	17	—	—	17
	17	—	—	17

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund
CORPORATE BONDS AND NOTES 57.8%
Financials 28.9%
AIG Global Funding
4.94%, (SOFR + 1.30%), 09/25/26 (a) (b)	454	455
American Express Company
4.61%, (SOFR + 1.00%), 02/16/28 (a)	655	657
Athene Global Funding
4.46%, (SOFR + 0.83%), 01/07/27 (a) (b)	305	305
4.62%, (SOFR + 1.00%), 09/18/28 (a) (b)	250	249
Bank of America Corporation
4.66%, (SOFR + 1.05%), 02/04/28 (a)	330	331
4.45%, (SOFR + 0.83%), 01/24/29 (a)	1,195	1,199
Caterpillar Financial Services Corporation
4.13%, (SOFR + 0.52%), 05/14/27 (a)	710	711
4.19%, (SOFR + 0.58%), 11/14/28 (a)	165	165
Citigroup Inc.
4.33%, (SOFR + 0.71%), 11/19/27 (a)	415	415
4.76%, (SOFR + 1.14%), 05/07/28 (a)	828	831
Fifth Third Bank, National Association
4.43%, (SOFR + 0.81%), 01/28/28 (a)	380	380
Goldman Sachs Group, Inc., The
5.48%, (SOFR + 1.85%), 03/15/28 (a)	755	762
4.91%, (SOFR + 1.29%), 04/23/28 (a)	475	478
John Deere Capital Corporation
4.23%, (SOFR + 0.60%), 06/11/27 (a)	150	150
4.31%, (SOFR + 0.68%), 07/15/27 (a)	195	196
4.18%, (SOFR + 0.55%), 03/09/29 (a)	445	446
JPMorgan Chase & Co.
4.49%, (SOFR + 0.86%), 10/22/28 (a)	1,695	1,701
Marsh & Mclennan Companies, Inc.
4.31%, (SOFR + 0.70%), 11/08/27 (a)	315	316
MasterCard Incorporated
4.07%, (SOFR + 0.44%), 03/15/28 (a)	155	155
Morgan Stanley Bank, N.A.
4.31%, (SOFR + 0.69%), 10/15/27 (a)	150	150
4.50%, (SOFR + 0.86%), 05/26/28 (a) (c)	1,235	1,238
New York Life Global Funding
4.22%, (SOFR + 0.58%), 08/28/26 (a) (b)	400	400
4.03%, (SOFR + 0.41%), 02/05/27 (a) (b)	340	340
Nordea Bank Abp
4.36%, (SOFR + 0.74%), 03/19/27 (a) (b)	267	268
PayPal Holdings, Inc.
4.30%, (SOFR + 0.67%), 03/06/28 (a)	335	335
PepsiCo Singapore Financing I Pte. Ltd.
4.17%, (SOFR + 0.56%), 02/16/27 (a)	225	225
PNC Bank, National Association
4.35%, (SOFR + 0.73%), 07/21/28 (a)	625	626
PNC Financial Services Group, Inc., The
4.24%, 01/26/29 (a)	150	150
Principal Life Global Funding II
4.42%, (SOFR + 0.81%), 08/18/28 (a) (b)	300	300
State Street Corporation
4.46%, (SOFR + 0.84%), 08/03/26 (a)	115	115
4.26%, (SOFR + 0.64%), 10/22/27 (a)	950	952
The Bank Of New York Mellon Corporation
4.31%, (SOFR + 0.68%), 06/09/28 (a)	1,125	1,126
Truist Bank
4.39%, (SOFR + 0.77%), 07/24/28 (a)	805	806
U.S. Bank National Association
4.31%, (SOFR + 0.69%), 10/22/27 (a) (c)	1,465	1,466
Wells Fargo & Company
4.70%, (SOFR + 1.07%), 04/22/28 (a)	465	467
4.34%, (SOFR + 0.72%), 05/20/29 (a)	760	761
		19,627
Health Care 9.6%
Abbott Laboratories
4.13%, (SOFR + 0.50%), 03/09/29 (a)	840	840
AbbVie Inc.
4.11%, 03/03/28 (a)	550	550
CVS Health Corporation
3.00%, 08/15/26	170	170
3.63%, 04/01/27	610	606
Eli Lilly and Company
3.97%, 05/20/28 (a)	485	485
4.16%, (SOFR + 0.53%), 10/15/28 (a)	230	230
GlaxoSmithKline Capital PLC
4.13%, (SOFR + 0.50%), 03/12/27 (a)	475	476
Merck & Co., Inc.
3.99%, 05/22/28 (a)	1,195	1,194
Novartis Capital Corporation
4.14%, (SOFR + 0.52%), 11/05/28 (a)	435	436
Pfizer Inc.
4.11%, (SOFR + 0.50%), 11/15/27 (a)	370	371
Sanofi
4.08%, (SOFR + 0.46%), 11/03/27 (a)	515	516
UnitedHealth Group Incorporated
4.13%, (SOFR + 0.50%), 07/15/26 (a)	633	633
		6,507
Communication Services 5.4%
Alphabet Inc.
2.00%, 08/15/26	350	349
4.13%, (SOFR + 0.52%), 11/15/28 (a)	455	456
AT&T Inc.
3.80%, 02/15/27	620	617
4.25%, 03/01/27	320	320
T-Mobile USA, Inc.
3.75%, 04/15/27	835	830
Verizon Communications Inc.
4.13%, 03/16/27	1,088	1,085
		3,657
Utilities 5.3%
Consolidated Edison Company of New York, Inc.
4.13%, (SOFR + 0.52%), 11/18/27 (a)	395	396
Constellation Energy Generation, LLC
4.23%, 01/08/28 (a)	115	115
Duke Energy Florida, LLC
3.20%, 01/15/27	550	546
Duke Energy Progress, LLC
4.35%, 03/06/27	555	555
Georgia Power Company
3.91%, (SOFR + 0.28%), 09/15/26 (a)	430	430
4.04%, 11/22/27 (a)	340	341
NextEra Energy Capital Holdings, Inc.
4.42%, (SOFR + 0.80%), 02/04/28 (a)	180	181
The Southern Company
3.25%, 07/01/26	150	150
Virginia Electric and Power Company
3.50%, 03/15/27	890	884
		3,598
Energy 3.7%
BP Capital Markets America Inc.
3.02%, 01/16/27	445	442
Chevron U.S.A. Inc.
3.98%, (SOFR + 0.36%), 02/26/27 (a)	470	470
4.18%, (SOFR + 0.57%), 08/13/28 (a)	285	286
Enbridge Inc.
5.90%, 11/15/26	465	467
Enterprise Products Operating LLC
4.60%, 01/11/27	850	851
		2,516
Consumer Discretionary 1.7%
Amazon.com, Inc.
4.08%, 03/13/28 (a)	460	460
4.22%, 03/13/29 (a)	695	698
		1,158
Consumer Staples 1.2%
Philip Morris International Inc.
4.45%, (SOFR + 0.83%), 04/28/28 (a)	460	463
Walmart Inc.
4.02%, 04/30/29 (a)	335	335
		798
Information Technology 0.8%
Amphenol Corporation
4.14%, 11/15/27 (a)	375	375
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Oracle Corporation
4.38%, (SOFR + 0.76%), 08/03/28 (a)	170	169
		544
Industrials 0.6%
Siemens Funding B.V.
4.26%, (SOFR + 0.64%), 05/26/28 (a) (b)	395	396
Real Estate 0.6%
Simon Property Group, L.P.
1.38%, 01/15/27	390	384
Total Corporate Bonds And Notes (cost $39,188)		39,185
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 17.7%
Ally Auto Receivables Trust 2026-1
Series 2026-A2-1, 3.91%, 09/15/27	125	125
Amur Equipment Finance Receivables XIII LLC
Series 2024-A2-1A, 5.38%, 07/20/27	48	48
BMW Vehicle Lease Trust 2026-1
Series 2026-A2A-1, 4.03%, 10/25/27	272	271
Bofa Auto Trust 2026-1
Series 2026-A2A-1A, 4.10%, 10/15/27	142	142
Capital One Prime Auto Receivables Trust 2025-1
Series 2025-A2A-1, 3.88%, 01/16/29	304	303
CarMax Auto Owner Trust 2025-3
Series 2025-A2A-3, 4.42%, 08/15/28	71	71
Carmax Auto Owner Trust 2026-2
Series 2026-A2A-2, 4.11%, 08/15/29	163	163
CCG Receivables Trust 2023-1
Series 2023-A2-1, 5.82%, 09/16/30	4	4
CNH Equipment Trust 2008-B
Series 2026-A2A-A, REMIC, 3.82%, 06/15/29	276	275
CNH Equipment Trust 2025-A
Series 2025-A2A-A, 4.30%, 08/15/28	72	72
DLLAA 2025-1 LLC
Series 2025-A2-1A, 4.70%, 10/20/27	22	22
DLLAD 2025-1 LLC
Series 2025-A2-1A, 4.46%, 09/20/27	86	86
Ford Credit Auto Lease Trust 2025-A
Series 2025-A2A-A, 4.57%, 08/15/27	40	40
Ford Credit Auto Lease Trust 2026-A
Series 2026-A2A-A, 3.83%, 08/15/27	46	46
Ford Credit Auto Owner Trust 2024-C
Series 2024-A3-C, 4.07%, 03/15/28	271	271
Ford Credit Auto Owner Trust 2025-A
Series 2025-A2A-A, 4.47%, 11/15/26	113	113
Ford Credit Auto Owner Trust 2025-B
Series 2025-A2A-B, 3.88%, 04/15/27	215	215
Ford Credit Auto Owner Trust 2026-A
Series 2026-A2A-A, 4.02%, 01/15/29	429	428
GM Financial Automobile Leasing Trust 2026-1
Series 2026-A2A-1, 3.77%, 07/20/27	456	454
GM Financial Consumer Automobile Receivables Trust 2025-3
Series 2025-A2A-3, 4.32%, 03/16/27	87	88
GM Financial Consumer Automobile Receivables Trust 2025-4
Series 2025-A2A-4, 3.88%, 07/16/27	287	287
GM Financial Consumer Automobile Receivables Trust 2026-1
Series 2026-A2A-1, 3.77%, 03/16/29	365	364
GM Financial Consumer Automobile Receivables Trust 2026-2
Series 2026-A2A-2, 4.05%, 05/16/29	169	169
Greatamerica Leasing Receivables Funding, L.L.C.
Series 2026-A2-1, 4.47%, 01/16/29	106	106
Honda Auto Receivables 2025-3 Owner Trust
Series 2025-A2A-3, 4.19%, 03/22/27	248	248
Honda Auto Receivables 2026-1 Owner Trust
Series 2026-A2A-2, 4.11%, 12/15/27	265	265
HPEFS Equipment Trust 2025-1
Series 2025-A2-1A, 4.49%, 02/20/27	80	80
Hyundai Auto Lease Securitization Trust 2025-C
Series 2025-A2A-C, 4.37%, 04/15/27	104	104
Hyundai Auto Lease Securitization Trust 2026-A
Series 2026-A2A-A, 3.85%, 09/15/27	377	376
Hyundai Auto Receivables Trust 2025-A
Series 2025-A2A-A, 4.33%, 09/15/26	47	47
Hyundai Auto Receivables Trust 2025-D
Series 2025-A2A-D, 4.03%, 07/15/27	73	73
Hyundai Auto Receivables Trust 2026-B
Series 2026-A2A-B, 4.19%, 05/15/29	687	687
John Deere Owner Trust 2025-B
Series 2025-A2A-B, 4.28%, 07/17/28	117	117
John Deere Owner Trust 2026
Series 2026-A2A-A, 3.85%, 12/15/27	308	307
Kubota Credit Owner Trust 2025-2
Series 2025-A2-2A, 4.48%, 07/15/27	116	117
Kubota Credit Owner Trust 2026-1
Series 2026-A2-1A, 3.84%, 04/17/28	112	111
M&T Bank Auto Receivables Trust 2025-1
Series 2025-A2A-1A, 4.63%, 05/15/28	27	27
M&T Bank Auto Receivables Trust 2026-1
Series 2026-A2-1A, 4.33%, 07/16/29	248	248
Mercedes-Benz Auto Lease Trust 2025-B
Series 2025-A2A-B, 3.86%, 03/15/28	158	158
Mercedes-Benz Auto Receivables Trust 2026-1
Series 2026-A2A-1, 4.13%, 12/15/27	547	546
Nissan Auto Lease Trust 2026-A
Series 2026-A2A-A, 3.90%, 05/15/28	78	78
Nissan Auto Receivables 2026-A Owner Trust
Series 2026-A2A-A, 4.19%, 03/15/29	320	319
PenFed Auto Receivables Owner Trust 2025-A
Series 2025-A2-A, 4.12%, 09/15/28	67	67
Porsche Innovative Lease Owner Trust 2026-1
Series 2026-A2A-1A, 4.10%, 10/20/28	499	499
SFS Auto Receivables Securitization Trust 2025-2
Series 2025-A2-2A, 4.52%, 03/20/27	34	34
SFS Auto Receivables Securitization Trust 2025-3
Series 2025-A2-3A, 4.11%, 03/20/29	218	218
SFS Auto Receivables Securitization Trust 2026-1
Series 2026-A2A-1A, 3.91%, 08/20/29	110	110
Stellantis Financial Underwritten Enhanced Lease Trust 2025-B
Series 2025-A2-BA, 4.31%, 04/20/27	39	39
Stellantis Financial Underwritten Enhanced Lease Trust 2025-C
Series 2025-A2-CA, 4.06%, 09/20/27	307	307
Toyota Auto Receivables 2025-A Owner Trust
Series 2025-A2A-A, 4.48%, 11/15/27	38	38
Toyota Auto Receivables 2025-C Owner Trust
Series 2025-A2A-C, 4.29%, 03/15/27	207	207
Toyota Auto Receivables 2026-B Owner Trust
Series 2026-A2A-B, 4.04%, 12/15/27	268	268
Toyota Lease Owner Trust 2025-A
Series 2025-A2A-A, 4.58%, 12/21/26	5	5
Toyota Lease Owner Trust 2025-B
Series 2025-A2A-B, 3.91%, 09/20/27	88	88
USAA Auto Owner Trust 2025-A
Series 2025-A2-A, 3.98%, 03/15/27	161	161
Verizon Master Trust
Series 2024-A1B-3, REMIC, 4.19%, (SOFR 30-Day Average + 0.58%), 04/20/27 (a)	307	307
Volkswagen Auto Lease Trust 2025-B
Series 2025-A2A-B, 3.97%, 04/20/27	175	175
Volkswagen Auto Lease Trust 2026-A
Series 2026-A2A-A, 4.06%, 10/20/27	272	271
Volkswagen Auto Loan Enhanced Trust 2025-1
Series 2025-A2A-1, 4.51%, 10/20/26	87	87
Volvo Financial Equipment LLC, Series 2025-2
Series 2025-A2-2A, 3.96%, 06/15/28	100	100
World Omni Auto Receivables Trust 2025-A
Series 2025-A2A-A, 4.49%, 11/16/26	19	19
World Omni Auto Receivables Trust 2026-A
Series 2026-A2A-A, 3.71%, 11/15/27	325	324
World Omni Auto Receivables Trust 2026-B
Series 2026-A2A-B, REMIC, 4.11%, 06/15/29	295	295
World Omni Automobile Lease Securitization Trust 2025-A
Series 2025-A2A-A, 4.35%, 02/16/27	19	19

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
World Omni Automobile Lease Securitization Trust 2026-A
Series 2026-A2A-A, 4.02%, 01/18/28	272	271
Total Non-U.S. Government Agency Asset-Backed Securities (cost $11,992)		11,980
SHORT TERM INVESTMENTS 15.4%
U.S. Treasury Bill 9.9%
Treasury, United States Department of
3.81%, 07/07/26 (d)	6,750	6,746
Investment Companies 5.5%
JNL Government Money Market Fund - Class I, 3.53% (e) (f)	3,706	3,706
Total Short Term Investments (cost $10,452)		10,452
Total Investments 90.9% (cost $61,632)		61,617
Other Derivative Instruments (0.3)%		(196)
Other Assets and Liabilities, Net 9.4%		6,349
Total Net Assets 100.0%		67,770

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $2,713 and 4.0% of the Fund.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) The coupon rate represents the yield to maturity.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Neuberger Berman Commodity Strategy Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	5,864	76,126	78,284	158	—	—	3,706	5.5

JNL/Neuberger Berman Commodity Strategy Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Morgan Stanley Bank, N.A., 4.50%, 05/26/28	10/17/25	1,238	1,238	1.8
U.S. Bank National Association, 4.31%, 10/22/27	10/17/24	1,465	1,466	2.2
		2,703	2,704	4.0

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	41	November 2026		3,235	(76)	(76)
Brent Crude	60	September 2026		4,408	(22)	(32)
Canola	18	November 2026	CAD	277	(4)	(9)
Carbon Emission	6	December 2026	EUR	428	9	62
Cattle Feeder	4	August 2026		735	(5)	(6)
Cocoa	7	September 2026	GBP	204	10	84
Cocoa	26	September 2026		1,147	12	173
Coffee C	14	September 2026		1,383	86	173
Copper	2	August 2026		675	(6)	(6)
Copper	30	December 2026		4,688	67	65
Corn	79	March 2027		1,807	22	(25)
Cotton No. 2	22	March 2027		861	3	(1)
Crude Oil, WTI	43	September 2026		3,612	(43)	(634)
Gasoline, RBOB	29	November 2026		2,856	(13)	2
Gold, 100 Oz.	24	December 2026		9,857	(1)	(21)
Iron Ore	31	September 2026		324	1	(18)
KC HRW Wheat	9	December 2026		304	5	(16)
Lead	15	November 2026		716	(1)	(5)
Lean Hogs	21	October 2026		680	5	9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Live Cattle	20	November 2026		1,926	(7)	(33)
Low Sulfur Gasoil	42	September 2026		4,084	61	(377)
Milling Wheat No. 2	26	September 2026	EUR	267	(1)	(5)
Natural Gas	112	January 2027		4,938	28	(20)
New York Harbor ULSD	23	September 2026		3,325	41	(272)
Nickel	6	November 2026		610	(46)	(20)
Palladium	2	September 2026		277	(2)	(35)
Platinum	4	October 2026		355	(5)	(41)
Rapeseed	7	August 2026	EUR	179	(4)	(3)
Red Wheat	11	September 2026		354	3	(21)
Robusta Coffee	5	September 2026		164	5	19
Silver	8	September 2026		2,978	48	(581)
Soybean	85	November 2026		4,895	26	(34)
Soybean Meal	76	December 2026		2,393	(2)	(90)
Soybean Oil	66	January 2027		2,647	(67)	(68)
Sugar No. 11	122	December 2026		2,016	(2)	9
Tin	1	September 2026		277	(40)	(19)
Wheat	9	December 2026		290	3	(18)
White Sugar	14	November 2026		312	—	15
Zinc	21	November 2026		1,801	71	59
					159	(1,816)
Short Contracts
Natural Gas	(5)	December 2026	EUR	(160)	4	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	39,185	—	39,185
Non-U.S. Government Agency Asset-Backed Securities	—	11,980	—	11,980
Short Term Investments	3,706	6,746	—	10,452
	3,706	57,911	—	61,617
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	670	—	—	670
	670	—	—	670
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,486)	—	—	(2,486)
	(2,486)	—	—	(2,486)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Gold Plus Strategy Fund
CORPORATE BONDS AND NOTES 83.1%
Financials 42.8%
AIG Global Funding
4.94%, (SOFR + 1.30%), 09/25/26 (a) (b)	690	691
American Express Company
4.61%, (SOFR + 1.00%), 02/16/28 (a)	1,683	1,688
Athene Global Funding
4.46%, (SOFR + 0.83%), 01/07/27 (a) (b)	550	551
4.62%, (SOFR + 1.00%), 09/18/28 (a) (b)	550	547
Bank of America Corporation
4.66%, (SOFR + 1.05%), 02/04/28 (a)	512	514
4.45%, (SOFR + 0.83%), 01/24/29 (a)	2,540	2,548
Caterpillar Financial Services Corporation
4.19%, (SOFR + 0.58%), 11/14/28 (a)	2,550	2,555
Citigroup Inc.
4.33%, (SOFR + 0.71%), 11/19/27 (a)	1,055	1,056
4.76%, (SOFR + 1.14%), 05/07/28 (a)	2,075	2,084
Fifth Third Bank, National Association
4.43%, (SOFR + 0.81%), 01/28/28 (a)	630	630
Goldman Sachs Group, Inc., The
5.48%, (SOFR + 1.85%), 03/15/28 (a)	1,370	1,382
4.91%, (SOFR + 1.29%), 04/23/28 (a)	1,951	1,962
John Deere Capital Corporation
4.04%, (SOFR + 0.40%), 01/05/27 (a)	785	785
4.23%, (SOFR + 0.60%), 06/11/27 (a)	460	461
4.31%, (SOFR + 0.68%), 07/15/27 (a)	540	542
4.18%, (SOFR + 0.55%), 03/09/29 (a)	805	807
JPMorgan Chase & Co.
4.49%, (SOFR + 0.86%), 10/22/28 (a)	2,765	2,775
Marsh & Mclennan Companies, Inc.
4.31%, (SOFR + 0.70%), 11/08/27 (a)	470	472
MasterCard Incorporated
4.07%, (SOFR + 0.44%), 03/15/28 (a)	230	230
Morgan Stanley Bank, N.A.
4.31%, (SOFR + 0.69%), 10/15/27 (a)	165	165
4.50%, (SOFR + 0.86%), 05/26/28 (a) (c)	3,435	3,444
New York Life Global Funding
4.22%, (SOFR + 0.58%), 08/28/26 (a) (b)	680	680
4.03%, (SOFR + 0.41%), 02/05/27 (a) (b)	485	485
Nordea Bank Abp
4.36%, (SOFR + 0.74%), 03/19/27 (a) (b)	270	271
PayPal Holdings, Inc.
4.30%, (SOFR + 0.67%), 03/06/28 (a)	680	681
PepsiCo Singapore Financing I Pte. Ltd.
4.17%, (SOFR + 0.56%), 02/16/27 (a)	530	531
PNC Bank, National Association
4.35%, (SOFR + 0.73%), 07/21/28 (a)	1,620	1,622
PNC Financial Services Group, Inc., The
4.24%, 01/26/29 (a)	390	390
Principal Life Global Funding II
4.42%, (SOFR + 0.81%), 08/18/28 (a) (b)	605	606
State Street Corporation
4.46%, (SOFR + 0.84%), 08/03/26 (a)	195	195
4.26%, (SOFR + 0.64%), 10/22/27 (a)	1,503	1,507
The Bank Of New York Mellon Corporation
4.31%, (SOFR + 0.68%), 06/09/28 (a)	2,415	2,418
Toyota Motor Credit Corporation
4.38%, (SOFR + 0.77%), 08/07/26 (a)	600	600
Truist Bank
4.39%, (SOFR + 0.77%), 07/24/28 (a)	2,125	2,127
U.S. Bank National Association
4.31%, (SOFR + 0.69%), 10/22/27 (a) (c)	2,400	2,402
Wells Fargo & Company
4.70%, (SOFR + 1.07%), 04/22/28 (a)	880	884
4.34%, (SOFR + 0.72%), 05/20/29 (a)	2,390	2,392
		43,680
Health Care 12.8%
Abbott Laboratories
4.13%, (SOFR + 0.50%), 03/09/29 (a)	2,295	2,295
AbbVie Inc.
4.11%, 03/03/28 (a)	855	855
CVS Health Corporation
3.00%, 08/15/26	340	339
3.63%, 04/01/27	1,115	1,109
Eli Lilly and Company
3.97%, 05/20/28 (a)	885	885
4.16%, (SOFR + 0.53%), 10/15/28 (a)	495	496
GlaxoSmithKline Capital PLC
4.13%, (SOFR + 0.50%), 03/12/27 (a)	1,000	1,001
Merck & Co., Inc.
3.99%, 05/22/28 (a)	2,015	2,014
Novartis Capital Corporation
4.14%, (SOFR + 0.52%), 11/05/28 (a)	1,010	1,012
Pfizer Inc.
4.11%, (SOFR + 0.50%), 11/15/27 (a)	925	927
Sanofi
4.08%, (SOFR + 0.46%), 11/03/27 (a)	1,250	1,253
UnitedHealth Group Incorporated
4.13%, (SOFR + 0.50%), 07/15/26 (a)	888	888
		13,074
Utilities 8.5%
Consolidated Edison Company of New York, Inc.
4.13%, (SOFR + 0.52%), 11/18/27 (a)	990	992
Constellation Energy Generation, LLC
4.23%, 01/08/28 (a)	300	300
Duke Energy Florida, LLC
3.20%, 01/15/27	1,615	1,604
Duke Energy Progress, LLC
4.35%, 03/06/27	615	615
Georgia Power Company
3.91%, (SOFR + 0.28%), 09/15/26 (a)	949	949
4.04%, 11/22/27 (a)	575	576
NextEra Energy Capital Holdings, Inc.
4.42%, (SOFR + 0.80%), 02/04/28 (a)	1,465	1,471
The Southern Company
3.25%, 07/01/26	305	305
Virginia Electric and Power Company
3.50%, 03/15/27	1,835	1,824
		8,636
Communication Services 6.5%
Alphabet Inc.
2.00%, 08/15/26	910	907
4.13%, (SOFR + 0.52%), 11/15/28 (a)	1,065	1,067
AT&T Inc.
3.80%, 02/15/27	1,125	1,120
4.25%, 03/01/27	460	459
T-Mobile USA, Inc.
3.75%, 04/15/27	1,470	1,462
Verizon Communications Inc.
4.13%, 03/16/27	1,647	1,643
		6,658
Energy 5.8%
BP Capital Markets America Inc.
3.02%, 01/16/27	1,310	1,301
Chevron U.S.A. Inc.
3.98%, (SOFR + 0.36%), 02/26/27 (a)	780	781
4.18%, (SOFR + 0.57%), 08/13/28 (a)	1,195	1,200
Enbridge Inc.
5.90%, 11/15/26	920	924
Enterprise Products Operating LLC
4.60%, 01/11/27	1,755	1,757
		5,963
Consumer Staples 1.8%
Philip Morris International Inc.
4.45%, (SOFR + 0.83%), 04/28/28 (a)	1,180	1,188
Walmart Inc.
4.02%, 04/30/29 (a)	670	670
		1,858
Consumer Discretionary 1.8%
Amazon.com, Inc.
4.22%, 03/13/29 (a)	1,805	1,812
Information Technology 1.3%
Amphenol Corporation
4.14%, 11/15/27 (a)	965	966

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Oracle Corporation
4.38%, (SOFR + 0.76%), 08/03/28 (a)	385	382
		1,348
Real Estate 1.1%
Simon Property Group, L.P.
1.38%, 01/15/27	1,150	1,133
Industrials 0.7%
Siemens Funding B.V.
4.26%, (SOFR + 0.64%), 05/26/28 (a) (b)	660	662
Total Corporate Bonds And Notes (cost $84,826)		84,824
INVESTMENT COMPANIES 2.9%
iShares Bitcoin Trust ETF	90	2,990
Total Investment Companies (cost $3,628)		2,990
SHORT TERM INVESTMENTS 8.0%
U.S. Treasury Bill 4.6%
Treasury, United States Department of
3.81%, 07/07/26 (d)	4,650	4,647
Investment Companies 3.4%
JNL Government Money Market Fund - Class I, 3.53% (e) (f)	3,464	3,464
Total Short Term Investments (cost $8,111)		8,111
Total Investments 94.0% (cost $96,565)		95,925
Other Derivative Instruments (0.0)%		(17)
Other Assets and Liabilities, Net 6.0%		6,141
Total Net Assets 100.0%		102,049

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $4,493 and 4.4% of the Fund.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) The coupon rate represents the yield to maturity.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Neuberger Berman Gold Plus Strategy Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	16,234	229,041	241,811	236	—	—	3,464	3.4

JNL/Neuberger Berman Gold Plus Strategy Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Morgan Stanley Bank, N.A., 4.50%, 05/26/28	10/17/25	3,443	3,444	3.4
U.S. Bank National Association, 4.31%, 10/22/27	10/17/24	2,401	2,402	2.3
		5,844	5,846	5.7

JNL/Neuberger Berman Gold Plus Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Gold, 100 Oz.	225	December 2026	92,421	(7)	(205)
Palladium	20	September 2026	2,972	(22)	(550)
Platinum	30	October 2026	2,657	(40)	(308)
Silver	8	September 2026	3,010	52	(613)
				(17)	(1,676)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Neuberger Berman Gold Plus Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	84,824	—	84,824
Investment Companies	2,990	—	—	2,990
Short Term Investments	3,464	4,647	—	8,111
	6,454	89,471	—	95,925

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Neuberger Berman Gold Plus Strategy Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,676)	—	—	(1,676)
	(1,676)	—	—	(1,676)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 45.8%
Mortgage-Backed Securities 28.7%
Federal Home Loan Mortgage Corporation
2.50%, 07/01/50 - 10/01/52	6,386	5,350
3.00%, 12/01/51 - 09/01/52	4,405	3,867
3.50%, 06/01/52 - 08/01/53	971	883
4.50%, 06/01/52 - 04/01/56	9,152	8,824
4.00%, 08/01/52 - 12/01/54	6,584	6,171
5.00%, 10/01/52 - 03/01/56	32,690	32,236
5.50%, 11/01/52 - 06/01/56	23,846	23,997
6.00%, 01/01/53 - 01/01/56	11,097	11,357
Federal National Mortgage Association, Inc.
3.00%, 06/01/50 - 07/01/52	13,725	12,028
2.50%, 08/01/51 - 01/01/54	9,898	8,344
3.50%, 03/01/52 - 04/01/53	14,286	13,026
4.00%, 05/01/52 - 02/01/54	6,460	6,068
4.50%, 08/01/52 - 02/01/56	12,902	12,423
5.00%, 08/01/52 - 02/01/56	19,952	19,745
5.50%, 12/01/52 - 04/01/56	33,705	33,958
6.00%, 01/01/53 - 12/01/55	19,619	20,104
TBA, 3.50%, 07/15/56 (a)	5,810	5,274
TBA, 4.00%, 07/15/56 (a)	5,520	5,157
TBA, 4.50%, 07/15/56 (a)	37,935	36,357
TBA, 5.00%, 07/15/56 (a)	26,610	26,145
TBA, 5.50%, 07/15/56 (a)	36,940	37,063
TBA, 6.00%, 07/15/56 (a)	17,805	18,189
Government National Mortgage Association
TBA, 4.50%, 07/15/56 (a)	2,855	2,741
TBA, 5.00%, 07/15/56 (a)	18,120	17,862
TBA, 5.50%, 07/15/56 (a)	14,715	14,787
		381,956
Sovereign 8.9%
Arab Republic of Egypt
7.05%, 01/15/32 (b)	2,295	2,295
7.63%, 05/29/32 (b)	420	428
9.45%, 02/04/33 (b)	949	1,050
8.50%, 01/31/47 (b)	1,750	1,711
8.88%, 05/29/50 (b)	170	170
Cabinet of Ministers of Ukraine
0.00%, 02/01/30 - 02/01/36 (b) (c)	313	187
4.50%, 02/01/34 - 02/01/36 (b) (c)	652	449
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.15%, 08/12/32, PEN	7,832	2,489
5.40%, 08/12/34, PEN	2,953	851
6.90%, 08/12/37, PEN (d)	5,269	1,587
Departamento Administrativo De La Presidencia De La Republica
13.25%, 02/09/33, COP	231,600	72
7.50%, 02/02/34	260	278
Gobierno de la Republica de Costa Rica
6.55%, 04/03/34 (b)	1,310	1,397
7.16%, 03/12/45 (d)	440	486
7.30%, 11/13/54 (b)	850	959
Gobierno de la Republica de Guatemala
6.25%, 08/15/36 (b)	715	746
6.88%, 08/15/55 (b) (e)	555	605
Gobierno de la Republica del Ecuador
6.90%, 07/31/35 (b) (c)	204	187
Gobierno de La Republica del Paraguay
5.40%, 03/30/50 (b)	465	430
Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	450	420
Gobierno Federal de los Estados Unidos Mexicanos
7.50%, 06/03/27, MXN	19,090	1,096
7.75%, 05/29/31 - 11/13/42, MXN	49,597	2,625
6.35%, 02/09/35	845	864
6.13%, 02/09/38	3,350	3,292
4.75%, 03/08/44	390	313
5.55%, 01/21/45	130	117
Government of Abu Dhabi
5.00%, 04/30/34 (b)	900	911
5.50%, 04/30/54 (b)	430	419
Government of Ghana
5.00%, 07/03/29 (b) (c)	1,396	1,375
Government of Morocco
6.50%, 09/08/33 (b)	4,345	4,627
Government of Saudi Arabia
5.63%, 01/13/35 (b)	1,690	1,747
3.25%, 11/17/51 (b)	640	413
3.75%, 01/21/55 (b)	535	369
Government of the Province of Alberta
3.05%, 12/01/48, CAD	4,255	2,379
3.10%, 06/01/50, CAD	1,225	683
Government of the Province of British Columbia
4.60%, 06/18/57, CAD	4,300	3,041
Government of the Province of Ontario
3.60%, 06/02/35, CAD	3,550	2,489
3.90%, 06/02/36, CAD	3,550	2,525
2.90%, 06/02/49, CAD	1,465	796
2.65%, 12/02/50, CAD	3,060	1,567
1.90%, 12/02/51, CAD	1,710	734
4.15%, 12/02/54, CAD	1,175	781
4.60%, 12/02/55, CAD	2,110	1,511
Government of the Republic of Panama
5.23%, 02/23/34	130	129
6.40%, 02/14/35	910	963
5.66%, 02/23/38	1,000	1,000
Government of the Republic of Serbia
6.00%, 06/12/34 (b)	1,185	1,213
Government of the Sultanate of Oman
6.00%, 08/01/29 (b)	1,945	2,002
Ministerio De Hacienda Y Credito Publico
7.00%, 06/30/32, COP	4,157,800	966
7.25%, 10/18/34, COP	5,873,800	1,301
Ministerul Finantelor Publice
5.75%, 09/16/30 - 03/24/35 (b)	370	363
6.00%, 05/25/34 (b)	210	208
6.63%, 05/16/36 (b)	510	519
Ministry of Finance
5.88%, 01/13/56	365	352
Presidence de la Republique de Cote d'Ivoire
7.63%, 01/30/33 (b)	200	214
6.13%, 06/15/33 (b)	760	754
8.08%, 04/01/36 (b)	3,130	3,427
8.25%, 01/30/37 (b)	1,295	1,434
6.75%, 02/25/41 (b)	630	610
Presidencia da Republica
10.00%, 01/01/29 - 01/01/35, BRL	23,344	3,772
6.25%, 05/22/36	460	457
7.25%, 01/12/56	3,200	3,216
Presidencia De La Nacion
4.13%, 07/09/35 (c)	3,865	3,098
3.50%, 07/09/41 (c)	1,260	942
Presidencia de la Republica de Chile
3.50%, 01/31/34	1,765	1,601
5.33%, 01/05/54	745	717
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (b)	135	152
Presidencia de la Republica Dominicana
7.05%, 02/03/31 (b)	315	332
5.88%, 10/28/35 - 01/30/60 (b)	1,210	1,095
6.95%, 03/15/37 (b)	2,265	2,404
6.15%, 05/17/38 (b)	475	473
5.30%, 01/21/41 (b)	190	171
6.85%, 01/27/45 (b)	320	329
6.40%, 06/05/49 (b)	90	88
7.15%, 02/24/55 (b)	1,150	1,223
Qatar, The Amiri Diwan of The State of
4.88%, 02/27/35 (b)	1,750	1,768
Republic of Indonesia, The Government of, The
4.63%, 04/15/43 (b)	495	437
Republica Bolivariana de Venezuela
0.00%, 10/13/27 (d) (f) (g)	1,085	479
Republica de Angola
8.00%, 11/26/29 (b)	323	328
9.38%, 03/31/33 (b)	500	510

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
9.38%, 05/08/48 (b)	600	576
9.13%, 11/26/49 (b)	175	164
Romania, Government of
4.85%, 07/25/29, RON	2,860	596
6.70%, 02/25/32, RON	4,925	1,073
8.25%, 09/29/32, RON	5,140	1,209
7.10%, 07/31/34, RON	8,250	1,836
Sandor-Palota
3.25%, 10/22/31, HUF	428,520	1,264
2.25%, 06/22/34, HUF	658,320	1,735
7.00%, 10/24/35, HUF	39,090	143
South Africa, Parliament of
8.00%, 01/31/30, ZAR	7,092	437
8.25%, 03/31/32, ZAR	47	3
8.88%, 02/28/35, ZAR	6,186	391
7.10%, 11/19/36 (b)	1,350	1,450
8.50%, 01/31/37, ZAR	3,050	185
6.13%, 12/11/37 (b)	405	397
6.50%, 02/28/41, ZAR	24,789	1,218
8.75%, 01/31/44, ZAR	13,647	817
5.65%, 09/27/47	705	597
5.75%, 09/30/49	3,330	2,822
7.30%, 04/20/52	110	111
7.95%, 11/19/54 (b)	830	894
7.25%, 12/11/55 (b)	1,620	1,616
Turkiye Cumhuriyeti Basbakanlik
7.13%, 02/12/32	225	231
26.20%, 10/05/33, TRY	151,565	2,775
5.75%, 05/11/47	545	442
Urzad Rady Ministrow
4.75%, 07/25/29, PLN	1,286	347
4.50%, 01/25/31, PLN	2,330	618
1.75%, 04/25/32, PLN	3,733	842
6.00%, 10/25/33, PLN	4,134	1,166
5.00%, 10/25/34, PLN	5,954	1,571
		118,044
Collateralized Mortgage Obligations 7.6%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1B1-R01, REMIC, 6.73%, (SOFR 30-Day Average + 3.10%), 10/25/41 (h)	960	966
Connecticut Avenue Securities Trust 2021-R03
Series 2021-1M2-R03, REMIC, 5.28%, (SOFR 30-Day Average + 1.65%), 12/25/41 (h)	295	296
Series 2021-1B1-R03, REMIC, 6.38%, (SOFR 30-Day Average + 2.75%), 12/25/41 (h)	750	756
Connecticut Avenue Securities Trust 2022-R02
Series 2022-2B2-R02, REMIC, 11.28%, (SOFR 30-Day Average + 7.65%), 01/25/42 (h)	1,725	1,783
Series 2022-2B1-R02, REMIC, 8.13%, (SOFR 30-Day Average + 4.50%), 01/27/42 (h)	2,035	2,076
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1M2-R03, REMIC, 7.13%, (SOFR 30-Day Average + 3.50%), 03/25/42 (h)	2,252	2,288
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 6.73%, (SOFR 30-Day Average + 3.10%), 03/25/42 (h)	1,329	1,348
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1B1-R08, REMIC, 9.23%, (SOFR 30-Day Average + 5.60%), 07/25/42 (h)	2,146	2,245
Connecticut Avenue Securities Trust 2022-R09
Series 2022-2M2-R09, REMIC, 8.38%, (SOFR 30-Day Average + 4.75%), 09/25/42 (h)	3,250	3,392
Connecticut Avenue Securities Trust 2023-R01
Series 2023-1M2-R01, REMIC, 7.38%, (SOFR 30-Day Average + 3.75%), 12/26/42 (h)	1,526	1,583
Connecticut Avenue Securities Trust 2023-R02
Series 2023-1M2-R02, REMIC, 6.98%, (SOFR 30-Day Average + 3.35%), 01/25/43 (h)	964	995
Series 2023-1B1-R02, REMIC, 9.18%, (SOFR 30-Day Average + 5.55%), 01/25/43 (h)	270	287
Connecticut Avenue Securities Trust 2023-R05
Series 2023-1M2-R05, REMIC, 6.73%, (SOFR 30-Day Average + 3.10%), 06/25/29 (h)	670	693
Connecticut Avenue Securities Trust 2024-R01
Series 2024-1B2-R01, REMIC, 7.63%, (SOFR 30-Day Average + 4.00%), 01/25/44 (h)	2,000	2,108
Connecticut Avenue Securities Trust 2024-R02
Series 2024-1B2-R02, REMIC, 7.33%, (SOFR 30-Day Average + 3.70%), 02/25/44 (h)	1,000	1,048
Connecticut Avenue Securities Trust 2025-R01
Series 2025-1B1-R01, REMIC, 5.33%, (SOFR 30-Day Average + 1.70%), 01/25/45 (h)	743	743
Connecticut Avenue Securities Trust 2025-R02
Series 2025-1M2-R02, REMIC, 5.23%, (SOFR 30-Day Average + 1.60%), 02/27/45 (h)	3,570	3,582
Series 2025-1B1-R02, REMIC, 5.58%, (SOFR 30-Day Average + 1.95%), 02/27/45 (h)	624	625
Connecticut Avenue Securities Trust 2025-R04
Series 2025-1M2-R04, REMIC, 5.13%, (SOFR 30-Day Average + 1.50%), 05/25/45 (h)	2,600	2,606
Connecticut Avenue Securities Trust 2025-R05
Series 2025-2M2-R05, REMIC, 5.23%, (SOFR 30-Day Average + 1.60%), 07/25/45 (h)	2,304	2,312
Connecticut Avenue Securities Trust 2025-R06
Series 2025-1B1-R06, REMIC, 5.48%, (SOFR 30-Day Average + 1.85%), 09/25/45 (h)	1,431	1,438
Connecticut Avenue Securities Trust 2026-R02
Series 2026-1M2-R02, REMIC, 5.13%, (SOFR 30-Day Average + 1.50%), 02/26/46 (h)	3,675	3,691
Connecticut Avenue Securities Trust 2026-R03
Series 2026-2M2-R03, REMIC, 5.18%, (SOFR 30-Day Average + 1.55%), 04/25/46 (h)	3,112	3,112
Federal Home Loan Mortgage Corporation
Interest Only, Series 2020-X1-RR03, REMIC, 1.71%, 07/27/28 (h)	18,440	512
Interest Only, Series 2020-DX-RR02, REMIC, 1.82%, 09/27/28 (h)	8,100	263
Series 2022-M2-DNA1, REMIC, 6.13%, (SOFR 30-Day Average + 2.50%), 01/25/29 (h)	897	904
Interest Only, Series 2020-X-RR04, REMIC, 2.13%, 02/27/29 (h)	19,580	782
Interest Only, Series 2020-CX-RR02, REMIC, 1.27%, 03/27/29 (h)	5,615	158
Series 2022-B1-DNA1, REMIC, 7.03%, (SOFR 30-Day Average + 3.40%), 01/25/32 (h)	815	825
Series 2021-B1-DNA6, REMIC, 7.03%, (SOFR 30-Day Average + 3.40%), 10/25/41 (h)	718	723
Series 2022-M2-DNA2, REMIC, 7.38%, (SOFR 30-Day Average + 3.75%), 02/25/42 (h)	3,799	3,863
Series 2022-M2-HQA1, REMIC, 8.88%, (SOFR 30-Day Average + 5.25%), 03/25/42 (h)	1,313	1,351
Series 2022-B1-HQA1, REMIC, 10.63%, (SOFR 30-Day Average + 7.00%), 03/25/42 (h)	1,550	1,612
Series 2022-M2-DNA3, REMIC, 7.98%, (SOFR 30-Day Average + 4.35%), 04/25/42 (h)	1,869	1,918
Series 2022-M1B-DNA5, REMIC, 8.13%, (SOFR 30-Day Average + 4.50%), 06/25/42 (h)	700	724
Series 2022-M1B-HQA3, REMIC, 7.18%, (SOFR 30-Day Average + 3.55%), 08/25/42 (h)	1,457	1,497
Series 2022-M2-DNA6, REMIC, 9.38%, (SOFR 30-Day Average + 5.75%), 09/25/42 (h)	420	443
Series 2024-M2-DNA1, REMIC, 5.58%, (SOFR 30-Day Average + 1.95%), 02/25/44 (h)	593	598
Series 2024-M2-HQA1, REMIC, 5.63%, (SOFR 30-Day Average + 2.00%), 03/25/44 (h)	1,613	1,627
Series FK-5471, REMIC, 4.78%, (SOFR 30-Day Average + 1.15%), 08/25/54 (h)	1,155	1,157
Series FA-5475, REMIC, 4.73%, (SOFR 30-Day Average + 1.10%), 11/25/54 (h)	331	332
Series FB-5474, REMIC, 4.78%, (SOFR 30-Day Average + 1.15%), 11/25/54 (h)	1,634	1,639
Series FB-5468, REMIC, 4.83%, (SOFR 30-Day Average + 1.20%), 11/25/54 (h)	2,322	2,327
Series FJ-5513, REMIC, 5.43%, (SOFR 30-Day Average + 1.80%), 11/25/54 (h)	1,239	1,254
Series FC-5481, REMIC, 5.13%, (SOFR 30-Day Average + 1.50%), 12/25/54 (h)	1,817	1,839
Series FB-5505, REMIC, 5.13%, (SOFR 30-Day Average + 1.50%), 02/25/55 (h)	712	722
Series FB-5521, REMIC, 5.33%, (SOFR 30-Day Average + 1.70%), 03/25/55 (h)	1,254	1,268

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Series FD-5518, REMIC, 5.33%, (SOFR 30-Day Average + 1.70%), 03/25/55 (h)	1,380	1,395
Series FB-5551, REMIC, 5.13%, (SOFR 30-Day Average + 1.50%), 06/25/55 (h)	1,950	1,977
Interest Only, Series SC-5596, REMIC, 1.67%, (5.30% - (SOFR 30-Day Average * 1)), 11/25/55 (h)	10,846	463
Series JP-FA-1434, REMIC, 5.13%, (SOFR 30-Day Average + 1.50%), 06/25/56 (h)	2,236	2,209
Series 2019-M-1, REMIC, 4.75%, 07/25/58 (h)	577	556
Federal National Mortgage Association, Inc.
Interest Only, Series 2021-AI-76, REMIC, 3.50%, 11/25/51	2,582	438
Series 2024-FD-61, REMIC, 4.63%, (SOFR 30-Day Average + 1.00%), 03/25/53 (h)	956	956
Series 2024-FA-40, REMIC, 4.78%, (SOFR 30-Day Average + 1.15%), 03/25/54 (h)	1,094	1,100
Series 2024-FA-67, REMIC, 4.80%, (SOFR 30-Day Average + 1.17%), 09/25/54 (h)	1,357	1,363
Series 2025-FC-6, REMIC, 5.23%, (SOFR 30-Day Average + 1.60%), 02/25/55 (h)	2,046	2,065
Series 2025-LF-6, REMIC, 5.43%, (SOFR 30-Day Average + 1.80%), 02/25/55 (h)	1,277	1,294
Series 2025-FB-6, REMIC, 5.63%, (SOFR 30-Day Average + 2.00%), 02/25/55 (h)	2,203	2,236
Series 2025-HF-35, REMIC, 5.33%, (SOFR 30-Day Average + 1.70%), 05/25/55 (h)	1,964	1,985
Series 2026-BF-41, REMIC, 5.23%, (SOFR 30-Day Average + 1.60%), 06/25/56 (h)	2,250	2,208
Series BNP-FA-1061, REMIC, 5.33%, (SOFR 30-Day Average + 1.70%), 06/25/56 (h)	2,227	2,201
Freddie Mac MSCR Trust MN1
Series 2026-M2-MN14, REMIC, 6.29%, (SOFR 30-Day Average + 2.70%), 06/25/33 (h)	2,157	2,157
Freddie Mac STACR REMIC Trust 2025-DNA4
Series 2025-M2-DNA4, REMIC, 5.18%, (SOFR 30-Day Average + 1.55%), 10/25/31 (h)	1,221	1,227
Series 2025-M2-DNA3, REMIC, 5.13%, (SOFR 30-Day Average + 1.50%), 09/25/45 (h)	1,070	1,073
Series 2026-M2-HQA1, REMIC, 5.13%, (SOFR 30-Day Average + 1.50%), 05/25/46 (h)	890	890
Government National Mortgage Association
Series 2020-KA-112, REMIC, 1.00%, 08/20/50	659	508
Interest Only, Series 2020-CI-162, REMIC, 2.00%, 10/20/50	4,433	548
Series 2021-HE-103, REMIC, 2.00%, 06/20/51	1,180	978
Series 2021-NC-119, REMIC, 1.50%, 07/20/51	1,195	979
Government National Mortgage Association Guaranteed Remic Pass-Through Securities, The
Series 2025-FY-4, REMIC, 5.21%, (SOFR 30-Day Average + 1.60%), 01/20/55 (h)	770	778
Government National Mortgage Association REMIC Trust 2020-095
Series 2020-WK-86, REMIC, 1.00%, 06/20/50	1,343	1,036
		100,931
U.S. Treasury Inflation Indexed Securities 0.6%
Treasury, United States Department of
1.88%, 01/15/36 (i)	8,527	8,292
U.S. Treasury Bond 0.0%
Treasury, United States Department of
4.63%, 02/15/46	400	384
4.75%, 02/15/56	150	146
		530
Total Government And Agency Obligations (cost $607,631)		609,753
CORPORATE BONDS AND NOTES 42.5%
Financials 13.3%
ABN AMRO Bank N.V.
5.52%, 12/03/35 (b)	1,400	1,422
Abu Dhabi Developmental Holding Company PJSC
4.38%, 10/02/31 (b)	800	781
Acrisure, LLC
7.50%, 11/06/30 (b)	295	280
6.75%, 07/01/32 (b)	55	49
Admiral Group PLC
8.50%, 01/06/34, GBP (d)	100	151
AerCap Ireland Capital Designated Activity Company
6.95%, 03/10/55	900	931
Allianz SE
3.20%, (100, 10/30/27) (d) (j)	2,200	2,107
Ally Financial Inc.
4.70%, (100, 05/15/28) (j)	241	233
Amynta Agency Borrower Inc.
7.50%, 07/15/33 (b)	250	238
Athene Global Funding
3.72%, 08/22/32, EUR (d)	150	168
Azorra Finance Limited
6.25%, 02/15/34 (b)	100	97
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (b)	981	995
Banco Bilbao Vizcaya Argentaria S.A.
7.13%, (100, 05/08/33) (j) (k)	895	905
7.75%, (100, 01/14/32) (j) (k)	1,460	1,536
Banco Bradesco S/A.
5.38%, 01/20/31 (b) (e)	190	189
Banco De Sabadell SA
6.00%, 08/16/33, EUR (d)	200	239
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
8.75%, (100, 05/20/35) (b) (j)	115	119
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
5.62%, 12/10/29 (b)	85	87
Banco Santander, S.A.
7.25%, (100, 12/03/35) (j) (k)	1,200	1,219
Bangkok Bank Public Company Limited
5.65%, 07/05/34 (b)	190	197
Bank of America Corporation
4.38%, (100, 01/27/27) (j)	1,345	1,339
6.25%, (100, 07/26/30) (j)	655	663
6.63%, (100, 05/01/30) (j)	1,610	1,661
5.52%, 10/25/35	305	306
5.46%, 05/09/36	2,925	2,982
5.49%, 04/23/37	3,330	3,318
Bank of Montreal
3.54%, 03/03/32, CAD	1,555	1,089
Bank of Nova Scotia, The
3.62%, 01/30/32, CAD	1,165	819
4.44%, 11/15/35, CAD	1,165	840
Banque Nationale Du Canada
3.64%, 04/13/30, CAD	975	690
3.54%, 01/13/31, CAD	975	685
Barclays PLC
4.38%, (100, 03/15/28) (j) (k)	710	689
7.63%, (100, 03/15/35) (e) (j) (k)	895	935
8.00%, (100, 03/15/29) (j) (k)	1,180	1,239
9.63%, (100, 12/15/29) (j) (k)	645	715
7.12%, 06/27/34	680	744
Bayerische Landesbank
1.38%, 11/22/32, EUR (d)	200	223
Benteler International Aktiengesellschaft
7.25%, 06/15/31, EUR (d)	710	860
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29 (b)	555	574
6.25%, 06/01/31 (b)	300	290
Block, Inc.
5.63%, 08/15/30 (b)	160	160
6.50%, 05/15/32	605	618
6.00%, 08/15/33 (b)	95	96
BNP Paribas
4.50%, (100, 02/25/30) (b) (j) (k)	155	145
4.63%, (100, 02/25/31) (b) (j)	2,575	2,372
7.20%, (100, 04/17/36) (b) (j) (k)	1,680	1,686
8.00%, (100, 08/22/31) (b) (j) (k)	1,150	1,234
9.25%, (100, 11/17/27) (b) (j) (k)	135	141
5.91%, 11/19/35 (b)	540	551
BPCE
5.94%, 05/30/35 (b)	1,690	1,733

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
BUPA Finance PLC.
6.63%, 11/18/45, GBP (d)	100	131
Canadian Imperial Bank of Commerce
3.70%, 04/02/30, CAD	975	691
3.65%, 01/13/32, CAD	975	686
Capital One Financial Corporation
6.18%, 01/30/36	1,180	1,208
Charles Schwab Corporation, The
4.00%, (100, 12/01/30) (j)	2,257	2,119
5.00%, (100, 06/01/27) (j)	405	404
Citigroup Inc.
4.15%, (100, 11/15/26) (e) (j)	935	929
6.63%, (100, 02/15/31) (j)	540	550
6.95%, (100, 02/15/30) (j)	1,395	1,426
7.00%, (100, 08/15/34) (e) (j)	950	987
7.13%, (100, 08/15/29) (j)	1,300	1,329
4.50%, 09/11/31	1,375	1,357
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (j)	215	213
6.94%, (3 Month Term SOFR + 3.26%), (100, 07/06/26) (h) (j)	275	275
Credit Agricole S.A.
6.70%, (100, 09/23/34) (j)	1,365	1,368
6.25%, 01/10/35 (b)	545	567
5.26%, 01/12/37 (b)	1,250	1,230
Deutsche Bank Aktiengesellschaft
4.95%, 08/04/31	1,855	1,848
Doha Finance Limited
4.50%, 03/16/31 (d)	800	774
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (b)	1,675	1,679
Equitable Holdings, Inc.
6.70%, 03/28/55	1,195	1,229
Fidelity National Information Services, Inc.
4.80%, 03/10/31	1,050	1,039
Fifth Third Bancorp
6.99%(3 Month Term SOFR + 3.29%), (h) (j)	547	547
4.34%, 04/25/33	1,485	1,432
Focus Financial Partners, LLC
6.75%, 09/15/31 (b)	245	246
Freedom Mortgage Holdings LLC
8.38%, 04/01/32 (b)	210	213
FS KKR Capital Corp.
3.13%, 10/12/28	385	363
GA Global Funding Trust
4.13%, 09/16/35, EUR (d)	150	168
Gabx Leasing LLC
4.63%, 04/15/31 (b)	945	932
5.30%, 04/15/36 (b)	1,685	1,671
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (b)	350	356
Goldman Sachs Group, Inc., The
3.65%, (100, 08/10/26) (j)	1,535	1,528
4.13%, (100, 11/10/26) (j)	260	258
4.69%(3 Month Term SOFR + 1.03%), (h) (j)	540	429
6.13%, (100, 11/10/34) (e) (j)	1,070	1,069
7.50%, (100, 05/10/29) (j)	1,720	1,804
6.48%, 10/24/29	1,920	1,991
4.37%, 10/21/31	1,585	1,549
4.94%, 10/21/36	3,850	3,737
6.75%, 10/01/37	1,660	1,811
5.39%, 02/02/41	1,635	1,593
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (b)	390	370
Gulf International Bank B.S.C.
5.75%, 06/05/29 (d)	1,310	1,335
HSBC Holdings PLC
4.70%, (100, 03/09/31) (e) (j) (k)	910	853
6.75%, (100, 03/24/31) (j) (k)	410	414
6.95%, (100, 08/27/31) (j) (k)	1,365	1,385
7.00%, (100, 09/24/35) (j) (k)	945	970
5.74%, 09/10/36	540	544
HUB International Limited
5.63%, 12/01/29 (b)	85	84
7.25%, 06/15/30 (b)	860	881
7.38%, 01/31/32 (b)	950	967
Huntington Bancshares Incorporated
4.45%, (100, 10/15/27) (j)	383	378
ING Groep N.V.
3.88%, (100, 05/16/27) (e) (j) (k)	1,045	1,027
4.25%, (100, 05/16/31) (e) (j) (k)	1,505	1,360
Intesa Sanpaolo SPA
6.38%, (100, 03/30/28), EUR (d) (j)	265	313
Jane Street Group, LLC
7.13%, 04/30/31 (b)	405	418
6.13%, 11/01/32 (b)	50	50
6.75%, 05/01/33 (b)	350	360
Jerrold Finco PLC
7.50%, 06/15/31, GBP (d)	274	368
JPMorgan Chase & Co.
6.88%, (100, 06/01/29) (j)	540	566
5.58%, 07/23/36	300	304
4.81%, 10/22/36	4,250	4,128
5.15%, 04/23/37	2,470	2,452
Liberty Mutual Group Inc.
4.13%, 12/15/51 (b)	690	687
Lloyds Banking Group PLC
8.00%, (100, 09/27/29) (j) (k)	940	1,000
6.07%, 06/13/36	1,143	1,177
M&T Bank Corporation
3.50%, (100, 09/01/26) (j)	1,095	1,088
MDGH GMTN (RSC) Ltd.
4.63%, 10/16/35 (b)	1,025	992
MetLife, Inc.
6.35%, 03/15/55	460	471
Morgan Stanley
5.32%, 07/19/35	975	980
4.89%, 10/22/36	2,905	2,813
5.30%, 04/10/37	2,905	2,892
Nationwide Building Society
5.54%, 07/14/36 (b)	1,930	1,945
NatWest Group PLC
4.60%, (100, 06/28/31) (j) (k)	2,530	2,334
8.13%, (100, 11/10/33) (j) (k)	1,210	1,355
Navient Corporation
4.88%, 03/15/28	50	49
5.50%, 03/15/29	155	149
7.88%, 06/15/32	50	47
NBK SPC Limited
5.50%, 06/06/30 (b)	590	598
Nordea Bank Abp
3.75%, (100, 03/01/29) (b) (e) (j) (k)	1,015	953
OneMain Finance Corporation
6.63%, 05/15/29	230	234
6.13%, 05/15/30	490	490
7.50%, 05/15/31	145	150
7.13%, 11/15/31 - 09/15/32	380	386
6.75%, 03/15/32	160	160
PennyMac Financial Services, Inc.
7.88%, 12/15/29 (b)	200	208
6.88%, 05/15/32 (b)	115	112
Pension Insurance Corporation PLC
6.88%, 11/15/34, GBP (d)	100	136
PNC Financial Services Group, Inc., The
3.40%, (100, 09/15/26) (j)	2,060	2,050
5.00%, (100, 11/01/26) (j)	30	30
6.25%, (100, 03/15/30) (j)	1,795	1,836
5.37%, 07/21/36	1,715	1,731
5.42%, 01/25/41	2,920	2,868
Progroup AG
5.38%, 04/15/31, EUR (d) (e)	301	350
Provident Funding Mortgage Loan Trust 2005-1
9.75%, 09/15/29 (b)	255	266
Rocket Companies, Inc.
6.50%, 08/01/29 (b)	110	112
6.13%, 08/01/30 - 08/01/31 (b)	330	337
6.38%, 08/01/33 (b)	550	560
Rocket Mortgage, LLC
4.00%, 10/15/33 (b)	120	108

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Royal Bank of Canada
3.83%, 03/27/30, CAD	975	694
3.99%, 07/22/31, CAD (d)	1,555	1,111
4.46%, 10/17/35, CAD (d)	1,555	1,125
Santander UK Group Holdings PLC
2.96%, 02/16/30, EUR (d)	150	170
Shift4 Payments, LLC
6.75%, 08/15/32 (b)	645	646
5.50%, 05/15/33, EUR (d)	270	301
SLM Corporation
6.50%, 01/31/30	395	401
6.50%, 05/15/32	140	140
Societe Generale
3.75%, 09/02/33, EUR (d)	100	114
5.40%, 08/08/34 (b)	1,780	1,773
Starwood Property Trust, Inc.
5.25%, 10/15/28 (b)	120	119
7.25%, 04/01/29 (b)	145	150
5.88%, 08/15/29 (b)	210	210
6.50%, 07/01/30 (b)	735	750
5.75%, 01/15/31 (b)	150	149
6.13%, 06/01/31 (b)	115	116
Synchrony Financial
7.25%, (100, 08/15/31) (j)	1,275	1,264
The Bank Of New York Mellon Corporation
3.75%, (100, 12/20/26) (j)	2,655	2,635
Toronto-Dominion Bank, The
3.69%, 01/09/32, CAD	1,750	1,235
4.42%, 10/31/35, CAD	1,165	839
Truist Financial Corporation
5.10%, (100, 03/01/30) (j)	360	359
Turkiye Vakiflar Bankasi T.A.O.
8.99%, 10/05/34 (b)	300	310
U S I, Inc.
7.50%, 01/15/32 (b)	340	343
U.S. Bancorp
3.70%, (100, 01/15/27) (j)	3,760	3,723
5.08%, 05/15/31	1,550	1,567
4.97%, 07/22/33	205	203
5.42%, 02/12/36	1,755	1,787
UBS Group AG
6.63%, (100, 01/08/31) (b) (j) (k)	430	431
7.00%, (100, 02/10/30) (b) (j) (k)	1,540	1,555
9.25%, (100, 11/13/33) (b) (j) (k)	1,415	1,629
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.
5.38%, 04/16/34, EUR (d)	450	536
Velocity Commercial Capital, LLC
9.38%, 02/15/31 (b)	305	315
Walker & Dunlop, Inc.
6.63%, 04/01/33 (b)	340	345
Wells Fargo & Company
6.13%, (100, 06/15/31) (j)	2,340	2,367
6.85%, (100, 09/15/29) (j)	630	654
5.15%, 04/23/31	2,405	2,429
5.39%, 04/24/34	1,040	1,056
5.56%, 07/25/34	2,365	2,423
4.89%, 09/15/36	4,195	4,093
XP Inc.
6.75%, 07/02/29 (b)	480	491
		176,815
Communication Services 5.6%
Altice France
6.88%, 10/15/30 - 07/15/32 (b)	662	642
5.50%, 10/15/31, EUR (d)	905	1,015
6.50%, 10/15/31 - 04/15/32 (b)	425	411
APLD ComputeCo 2 LLC
6.75%, 03/15/31 (b)	895	898
APLD ComputeCo LLC
9.25%, 12/15/30 (b)	115	124
AT&T Inc.
5.25%, 10/30/36	2,715	2,670
6.20%, 10/30/56	1,350	1,334
Bell Canada Inc.
6.88%, 09/15/55	1,265	1,293
7.00%, 09/15/55	565	582
Black Pearl Compute LLC
6.13%, 02/15/31 (b)	1,330	1,346
British Telecommunications Public Limited Company
8.38%, 12/20/83, GBP (d)	1,269	1,775
CCO Holdings, LLC
5.38%, 06/01/29 (b)	450	440
6.38%, 09/01/29 (b)	340	339
4.75%, 03/01/30 (b)	425	403
4.25%, 02/01/31 (b)	465	418
4.50%, 05/01/32 (e)	2,840	2,506
7.00%, 02/01/33 (b)	305	299
4.50%, 06/01/33 (b) (e)	65	56
4.25%, 01/15/34 (b) (e)	75	63
7.38%, 02/01/36 (b) (e)	120	118
Charter Communications Operating, LLC
3.50%, 06/01/41	1,410	984
5.75%, 04/01/48	1,385	1,165
4.80%, 03/01/50	2,551	1,901
Cipher Compute LLC
7.13%, 11/15/30 (b)	590	613
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31 (b)	490	508
7.50%, 03/15/33 (b)	355	374
Core Scientific Finance I LLC
7.75%, 05/15/31 (b)	495	502
CSC Holdings, LLC
5.38%, 02/01/28 (b)	105	66
11.25%, 05/15/28 (b)	725	469
11.75%, 01/31/29 (b)	175	106
6.50%, 02/01/29 (b)	265	158
4.50%, 11/15/31 (b)	30	18
DISH DBS Corporation
7.38%, 07/01/28	645	619
5.75%, 12/01/28 (b)	100	97
5.13%, 06/01/29	150	135
EchoStar Corporation
6.75%, 11/30/30 (l)	275	279
Eircom Limited
5.00%, 04/30/31, EUR (d)	570	658
Elk Grove Village Property LLC
7.50%, 06/15/31 (b)	155	156
Eutelsat Communications
6.25%, 03/15/33, EUR (d)	311	365
Koninklijke KPN N.V.
4.88%, (100, 06/18/29), EUR (d) (j)	326	382
Level 3 Financing, Inc.
6.88%, 06/30/33 (b)	395	405
7.00%, 03/31/34 (b)	520	536
8.50%, 01/15/36 (b)	490	526
7.50%, 02/15/37 (b)	95	97
Lumen Technologies, Inc.
4.50%, 01/15/29 (b)	90	87
Maya
5.63%, 10/15/28, EUR (d)	973	1,117
7.00%, 10/15/28 - 04/15/32 (b)	375	380
8.50%, 04/15/31 (b)	95	101
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (b)	335	340
Meridian Arc Holdco LLC
6.25%, 04/30/31 (b)	1,565	1,566
Meta Platforms, Inc.
5.25%, 05/15/36	1,485	1,472
6.30%, 05/15/56	1,860	1,850
Midcontinent Communications
8.00%, 08/15/32 (b)	400	351
Millicom International Cellular S.A.
5.13%, 01/15/28 (b)	2,921	2,895
MVC Acquisition Corp.
8.00%, 08/01/29 (b)	85	85
Neptune BidCo US Inc.
10.38%, 05/15/31 (b)	35	36
Nexstar Media Inc.
6.50%, 09/15/33 (b)	425	425

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Ooredoo International Finance Limited
4.63%, 10/10/34 (d)	830	816
Optics BidCo S.p.A.
6.88%, 02/15/28, EUR (d)	610	728
7.88%, 07/31/28, EUR	261	320
1.63%, 01/18/29, EUR (d)	173	188
6.38%, 11/15/33 (b)	450	451
6.00%, 09/30/34 (b)	100	96
7.20%, 07/18/36 (b)	110	113
Paramount Global
7.88%, 07/30/30	105	110
4.95%, 01/15/31	140	130
4.20%, 05/19/32	225	195
4.90%, 08/15/44	105	69
PLT VII Finance S.a r.l.
6.00%, 06/15/31, EUR (d)	130	153
PR RNO Property Owner 1, LLC
6.50%, 05/01/31 (b)	860	857
Proximus
4.75%, (100, 07/02/31), EUR (d) (j)	400	464
Rogers Communications Inc.
7.00%, 04/15/55	1,580	1,616
7.13%, 04/15/55	1,560	1,605
6.88%, 07/31/56	576	583
SoftBank Group Corp.
5.25%, 10/10/29, EUR (d)	335	383
5.88%, 07/10/31, EUR (d)	170	194
Space Exploration Technologies Corp.
5.88%, 07/15/36 (b)	3,345	3,300
Stingray Compute LLC
6.00%, 06/15/31 (b)	660	661
Sunrise FinCo I B.V.
4.63%, 05/15/32, EUR (d)	270	308
Sunrise HoldCo IV B.V.
3.88%, 06/15/29, EUR (d)	340	387
SV RNO Property Owner 1 LLC
5.88%, 03/01/31 (b)	1,270	1,250
Telecom Italia S.p.A.
7.88%, 07/31/28, EUR (d)	239	295
3.63%, 09/30/30, EUR (d)	250	286
Telefonica Europe B.V.
2.88%, (100, 06/24/27), EUR (d) (j)	800	905
5.75%, (100, 01/15/32), EUR (d) (e) (j)	700	844
6.14%, (100, 02/03/30), EUR (d) (j)	200	242
6.75%, (100, 06/07/31), EUR (d) (j)	300	375
TELUS Corporation
6.63%, 06/09/56	1,685	1,679
TMNL Holding BV
3.75%, 01/15/29, EUR (d)	620	706
T-Mobile USA, Inc.
3.88%, 04/15/30	1,975	1,913
United Group B.V.
4.63%, 08/15/28, EUR (d)	180	206
5.25%, 02/01/30, EUR (b)	100	115
6.75%, 02/15/31, EUR (d)	437	518
Uniti Group Inc.
6.50%, 02/15/29 (b)	235	233
6.00%, 01/15/30 (b)	245	239
8.63%, 06/15/32 (b)	365	380
Uniti Services LLC
8.25%, 10/01/31 (b)	420	443
7.50%, 10/15/33 (b)	705	740
Verizon Communications Inc.
6.20%, 05/14/56	1,485	1,502
5.74%, 08/15/56, GBP	100	130
6.05%, 05/14/58	1,485	1,498
Viacom Inc.
4.38%, 03/15/43	110	71
5.85%, 09/01/43	95	71
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (b)	140	133
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (d)	645	704
5.63%, 04/15/32, EUR (d)	275	275
Vodafone Group Public Limited Company
5.75%, 06/28/54	1,165	1,099
4.13%, 09/12/55, EUR (d)	130	146
3.00%, 08/27/80, EUR (d)	1,094	1,203
6.50%, 08/30/84, EUR (d)	500	612
VZ Secured Financing B.V.
5.25%, 01/15/33, EUR (d)	215	233
Wayfair LLC
7.25%, 10/31/29 (b)	205	211
6.75%, 11/15/32 (b)	225	231
7.13%, 05/31/34 (b)	180	185
WPP 2025 LLC
6.50%, 03/30/36	1,577	1,545
Yondr Jk 1, LLC
6.88%, 06/30/31 (b)	565	566
Zayo Group Holdings, Inc.
6.25%, 03/09/30 (b) (l)	353	354
9.00%, 09/09/30 (b) (l)	71	70
Zegona Finance PLC
6.75%, 07/15/29, EUR (d)	230	272
Ziggo B.V.
2.88%, 01/15/30, EUR (d)	135	147
		74,910
Consumer Discretionary 4.6%
Accor
4.88%, (100, 06/06/30), EUR (d) (j)	300	347
Acushnet Company
5.63%, 12/01/33 (b)	455	453
Adi Escrow Issuer LLC
7.13%, 07/15/34 (b)	445	453
Advance Auto Parts, Inc.
7.00%, 08/01/30 (b)	295	302
7.38%, 08/01/33 (b)	510	527
Allison Transmission, Inc.
5.88%, 12/01/33 (b)	175	174
Allwyn Entertainment Financing (UK) PLC
4.13%, 02/15/31, EUR (d) (e)	180	202
Azelis Finance
4.75%, 09/25/29, EUR (b)	310	360
B&M European Value Retail S.A.
4.00%, 11/15/28, GBP (d)	100	128
6.50%, 11/27/31, GBP (d)	190	247
Bath & Body Works, Inc.
6.63%, 10/01/30 (b)	225	229
6.88%, 11/01/35 (e)	420	430
6.75%, 07/01/36	55	55
Beach Acquisition Bidco, LLC
5.25%, 07/15/32, EUR (d)	678	787
10.00%, 07/15/33 (b) (l)	317	359
Boots Group Finco LP
5.38%, 08/31/32, EUR (d)	275	322
BRE RC Pitney Road PA LP
6.63%, 01/15/32 (b)	420	426
Carnival Corporation
5.88%, 06/15/31 (b)	45	46
6.13%, 02/15/33 (b)	1,020	1,033
CD&R Firefly Bidco PLC
8.63%, 04/30/29, GBP (d)	280	381
CDI Escrow Issuer, Inc.
5.75%, 04/01/30 (b)	380	380
Ceconomy AG
6.25%, 07/15/29, EUR (d)	295	347
Cesar S.P.A.
6.50%, 09/30/31, EUR (d)	200	233
Champ Acquisition Corporation
8.38%, 12/01/31 (b)	145	152
Churchill Downs Incorporated
6.75%, 05/01/31 (b)	345	351
Cirsa Finance International S.a r.l.
7.88%, 07/31/28, EUR (d)	401	468
6.50%, 03/15/29, EUR (d)	295	348
Clarios Global LP
6.75%, 09/15/32 (b)	985	1,005

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Core & Main LP
6.00%, 07/01/34 (b)	150	151
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (b)	425	445
CPUK Mortgage Finance Limited
4.50%, 08/28/27, GBP (c) (d)	260	341
6.88%, 08/28/32, GBP (d)	230	308
CT Investment GmbH
6.38%, 04/15/30, EUR (b)	560	658
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (d)	223	267
Dealer Tire Financial, LLC
10.38%, 10/01/31 (b)	275	274
Dealer Tire, LLC
8.00%, 02/01/28 (b)	120	120
Deuce Finco PLC
7.00%, 11/20/31, GBP (d)	175	236
DexKo Global Inc.
7.50%, 04/15/32 (b) (e)	196	166
Discovery Communications, LLC
4.13%, 05/15/29	115	114
Discovery Global Holdings, Inc.
4.28%, 03/15/32	490	439
5.05%, 03/15/42	655	480
Dufry One B.V.
4.50%, 05/23/32, EUR (d)	615	710
Elior Group
5.63%, 03/15/30, EUR (d)	260	290
Eroski Sociedad Cooperativa
5.75%, 05/15/31, EUR (d)	165	196
Essendi S.A.
5.50%, 11/15/31, EUR (d)	400	463
Flutter Treasury Designated Activity Company
4.00%, 06/04/31, EUR (d)	205	230
6.13%, 06/04/31, GBP (d)	200	264
FNAC Darty
6.00%, 04/01/29, EUR (d)	425	500
Forvia
3.75%, 06/15/28, EUR (d)	96	110
5.63%, 06/15/30, EUR (d) (e)	654	769
5.38%, 03/15/31, EUR (d) (e)	230	268
6.75%, 09/15/33 (b)	950	950
Fressnapf Holding SE
5.25%, 10/31/31, EUR (d)	696	809
Gaia Purchaser, Inc.
7.63%, 07/15/33 (b)	260	263
Gestamp Automocion Sociedad Anonima
4.38%, 10/15/30, EUR (d)	300	342
Goodyear Europe B.V.
2.75%, 08/15/28, EUR (d)	170	188
Goodyear Tire & Rubber Company, The
8.88%, 07/15/32	170	171
Group 1 Automotive, Inc.
6.38%, 01/15/30 (b)	265	268
GTECH S.p.A.
4.88%, 01/31/31, EUR (d)	300	349
Hilton Grand Vacations Borrower LLC
4.88%, 07/01/31 (b)	120	113
IHO Verwaltungs GmbH
7.00%, 11/15/31, EUR (d) (l)	310	377
IHOL-Verwaltungs-GmbH
7.75%, 11/15/30 (b) (l)	385	397
7.38%, 05/15/33 (b) (l)	60	62
Jaguar Land Rover Automotive PLC
4.50%, 07/15/28, EUR (d)	336	383
K. Hovnanian Enterprises, Inc.
8.00%, 04/01/31 (b)	370	381
8.38%, 10/01/33 (b)	95	98
K2016470219 (South Africa)
8.00%, 05/07/49, EUR (b) (f) (g) (l)	4,042	—
KB Home
7.25%, 07/15/30	250	254
LCM Investments Holdings II, LLC
4.88%, 05/01/29 (b)	115	112
8.25%, 08/01/31 (b)	245	255
LGI Homes, Inc.
7.00%, 11/15/32 (b)	180	179
LHMC Finco 2 S.A R.L.
8.63%, 05/15/30, EUR (c) (d) (l)	165	194
Light and Wonder International, Inc.
6.25%, 10/01/33 (b)	690	686
Lindblad Expeditions, LLC
7.00%, 09/15/30 (b)	485	501
Lottomatica S.p.A.
5.38%, 06/01/30, EUR (d)	180	211
Macys Retail Holdings
7.38%, 08/01/33 (b) (e)	340	357
Magnum Management Corporation
5.25%, 07/15/29	145	141
Marriott International, Inc.
5.10%, 05/01/38	555	535
Marriott Ownership Resorts, Inc.
6.50%, 10/01/33 (b) (e)	635	629
Mattamy Homes Limited
6.00%, 12/15/33 (b)	530	508
MCE Finance Limited
5.63%, 07/17/27 (b)	595	594
MercadoLibre, Inc.
3.13%, 01/14/31 (e)	3,005	2,756
Merlin Entertainments Group U.S. Holdings Inc.
7.38%, 02/15/31 (b)	50	42
Michaels Companies, Inc., The
8.50%, 03/15/33 (b)	560	554
11.00%, 03/15/34 (b) (e)	175	171
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (b)	290	282
Miller Homes Group (Finco) PLC
7.00%, 05/15/29, GBP (d)	200	263
Mohegan Escrow Issuer, LLC
8.25%, 04/15/30 (b)	345	360
11.88%, 04/15/31 (b)	130	141
Motel One GmbH
7.75%, 04/02/31, EUR (d) (e)	160	194
Motion Bondco Designated Activity Company
6.63%, 11/15/27 (b) (e)	40	38
NCL Corporation Ltd.
7.75%, 02/15/29 (b)	85	89
6.75%, 02/01/32 (b)	140	140
Newell Brands Inc.
8.50%, 06/01/28 (b)	270	282
6.63%, 09/15/29	40	41
6.38%, 05/15/30	85	86
Next Group PLC
3.63%, 05/18/28, GBP (d)	300	390
Nissan Motor Acceptance Company LLC
7.05%, 09/15/28 (b)	50	51
5.63%, 09/29/28 (b)	50	50
5.55%, 09/13/29 (b)	20	20
6.13%, 09/30/30 (b)	40	39
Nissan Motor Co., Ltd.
5.25%, 07/17/29, EUR (d)	160	185
7.50%, 07/17/30 (b)	75	77
4.81%, 09/17/30 (b)	275	256
7.75%, 07/17/32 (b)	60	62
6.38%, 07/17/33, EUR (d) (e)	100	117
8.13%, 07/17/35 (b)	40	42
Nordstrom, Inc.
4.38%, 04/01/30	60	58
4.25%, 08/01/31	120	113
Patrick Industries, Inc.
6.38%, 11/01/32 (b)	955	948
Petco Health And Wellness Company, Inc.
8.25%, 02/01/31 (b)	370	373
PetSmart, LLC
7.50%, 09/15/32 (b)	335	335
10.00%, 09/15/33 (b)	20	20
Pinewood Finco PLC
6.00%, 03/27/30, GBP (b)	405	535
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (b)	651	896

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Punch Finance PLC
7.88%, 12/30/30, GBP (d)	335	458
Rakuten Group, Inc.
4.25%, (100, 04/22/27), EUR (d) (j)	400	451
RCI Banque
5.50%, 10/09/34, EUR (d)	100	118
Renault
3.88%, 09/30/30, EUR (d)	300	342
Resideo Funding Inc.
6.50%, 07/15/32 (b)	575	578
S&S Holdings LLC
8.38%, 10/01/31 (b)	75	71
Schaeffler AG
4.75%, 08/14/29, EUR (d)	100	117
4.50%, 03/28/30, EUR (d)	1,200	1,388
5.38%, 04/01/31, EUR (d)	200	238
Six Flags Entertainment Corporation
8.63%, 01/15/32 (b)	535	550
Six Flags Operations Inc.
7.25%, 05/15/31 (b) (e)	380	377
6.63%, 05/01/32 (b)	750	759
Spectrum Management Holding Company, LLC
5.25%, 07/15/42, GBP	110	119
Staples, Inc.
10.75%, 09/01/29 (b)	90	86
Stellantis Finance US Inc.
6.45%, 03/18/35 (b)	2,980	2,933
Stellantis N.V.
6.25%, (100, 03/16/31), EUR (d) (j)	330	369
6.88%, (100, 12/16/33), EUR (d) (j)	375	418
8.25%, (100, 06/16/32), GBP (d) (j)	100	129
4.63%, 06/06/35, EUR (d) (e)	120	133
TAP–Transportes Aereos Portugueses, SGPS, S.A.
5.13%, 11/15/29, EUR (d)	700	812
TKC Holdings, Inc.
8.50%, 08/15/30 (b)	685	705
12.00%, 02/15/31 (b)	270	285
Travel + Leisure Co.
6.25%, 06/01/31 (b)	430	432
6.13%, 09/01/33 (b)	230	227
TUI Cruises GmbH
5.00%, 05/15/30, EUR (d)	250	289
United Parks And Resorts Inc.
5.25%, 08/15/29 (b)	785	765
V.F. Corporation
4.25%, 03/07/29, EUR	230	264
2.95%, 04/23/30	270	246
0.63%, 02/25/32, EUR	696	651
Valeo
4.50%, 04/11/30, EUR (d)	300	347
5.13%, 05/20/31, EUR (d)	700	825
4.63%, 03/23/32, EUR (d) (e)	100	114
Verde Purchaser, LLC
10.50%, 11/30/30 (b)	500	511
Viking Cruises Limited
5.88%, 10/15/33 (b)	505	505
Volkswagen International Finance N.V.
3.75%, (100, 12/28/27), EUR (d) (j)	500	568
3.88%, (100, 06/14/27), EUR (d) (j)	400	456
Whirlpool Corporation
6.13%, 06/15/30	105	97
7.50%, 07/01/31 (b)	315	319
6.50%, 06/15/33 (e)	105	91
7.88%, 07/01/34 (b)	315	316
White Cap Supply Holdings, LLC
7.38%, 11/15/30 (b)	655	664
Windsor Holdings III, LLC
8.50%, 06/15/30 (b)	895	933
ZF Friedrichshafen AG
6.13%, 03/13/29, EUR (d) (e)	700	824
3.00%, 10/23/29, EUR (d) (e)	800	869
ZF North America Capital, Inc.
6.88%, 04/14/28 - 04/23/32 (b)	420	417
6.75%, 04/23/30 (b)	455	451
		61,274
Utilities 4.3%
A2a S.P.A.
5.00%, (100, 06/11/29), EUR (d) (j)	326	382
Abu Dhabi National Energy Company PJSC
4.75%, 03/09/37 (b)	405	387
Affinity Water Finance PLC
6.25%, 09/12/40, GBP (d)	100	131
Alliant Energy Corporation
5.75%, 04/01/56	2,665	2,630
Alpha Generation LLC
6.75%, 10/15/32 (b)	1,055	1,073
6.25%, 01/15/34 (b)	525	516
American Electric Power Company, Inc.
7.05%, 12/15/54	1,585	1,647
6.05%, 03/15/56	745	741
AmeriGas Partners, L.P.
6.88%, 06/01/31 (b)	285	288
APA Infrastructure Limited
7.13%, 11/09/83, EUR (d)	595	726
AusNet Services Holdings Pty Ltd
1.63%, 03/11/81, EUR (d)	543	617
CenterPoint Energy, Inc.
6.70%, 05/15/55	2,895	2,980
5.95%, 04/01/56	3,185	3,179
CHPE LLC
5.35%, 06/30/36 (b)	1,560	1,556
Clearway Energy Operating LLC
5.75%, 01/15/34 (b)	115	113
CMS Energy Corporation
6.50%, 06/01/55	3,060	3,129
Comision Federal De Electricidad, E.P.E.
5.70%, 01/24/30 (b)	225	225
6.50%, 01/28/51 (b)	230	224
Cox Asset Mexico S.A. de C.V.
7.13%, 01/08/32 (b)	210	213
7.75%, 05/08/36 (b) (e)	630	644
Dominion Energy, Inc.
6.63%, 05/15/55	1,815	1,866
6.20%, 02/15/56	690	692
EDP-Energias de Portugal Sociedade Anonima Sucursal en Espana
4.75%, 05/29/54, EUR (d)	500	581
4.63%, 09/16/54, EUR (d)	800	927
Electricite de France
2.63%, (100, 12/01/27), EUR (d) (j)	600	672
3.38%, (100, 06/15/30), EUR (d) (j)	400	440
4.38%, (100, 01/06/31), EUR (d) (j)	700	795
7.50%, (100, 09/06/28), EUR (d) (j)	1,200	1,472
5.25%, 04/22/36 (b)	1,665	1,634
4.63%, 05/07/45, EUR (d)	200	227
Elia Group
5.85%, (100, 03/15/28), EUR (d) (j)	300	354
ENEL - SPA
4.50%, (100, 10/14/32), EUR (d) (j)	324	370
6.38%, (100, 04/16/28), EUR (d) (e) (j)	450	537
Energia Group Roi Financeco Designated Activity Company
6.88%, 07/31/28, EUR (b)	207	241
Eversource Energy
6.10%, 08/15/56	1,245	1,241
6.35%, 08/15/56	1,990	1,989
Holding D'infrastructures Des Metiers De L'environnement
4.88%, 10/24/29, EUR (d) (e)	483	564
NextEra Energy Capital Holdings, Inc.
6.38%, 08/15/55	540	550
4.50%, 05/15/56, EUR	150	169
6.20%, 10/01/56	765	764
6.63%, 10/01/66	765	776
NiSource Inc.
5.75%, 07/15/56	1,215	1,213
Northumbrian Water Finance PLC
5.38%, 07/22/32, GBP (d)	100	131
NRG Energy, Inc.
10.25%, (100, 03/15/28) (b) (j)	275	296

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
5.75%, 07/15/29 - 01/15/34 (b)	855	854
6.00%, 02/01/33 - 01/15/36 (b)	270	269
5.88%, 05/15/34 (b)	75	75
6.13%, 05/15/36 (b)	85	85
Orsted A/S
5.13%, (100, 09/14/29), EUR (d) (e) (j)	490	570
5.25%, 12/08/22, EUR (d)	300	350
Pacific Gas and Electric Company
4.95%, 07/01/50	852	710
6.10%, 10/15/55	623	603
PG&E Corporation
6.85%, 09/15/56	595	592
Saavi Energia S.a r.l.
8.88%, 02/10/35 (b)	195	213
Sempra
6.40%, 10/01/54	2,645	2,657
6.38%, 04/01/56	1,095	1,105
Sierra Pacific Power Company
6.38%, 09/15/56	1,295	1,291
Spire Inc.
6.25%, 06/01/56	770	767
6.45%, 06/01/56	885	891
SSE PLC
4.00%, (100, 01/21/28), EUR (d) (j)	400	459
Stedin Holding NV
1.50%, (100, 12/31/26), EUR (d) (j)	200	225
Talen Energy Supply, LLC
6.25%, 02/01/34 (b)	615	611
6.50%, 02/01/36 (b)	340	342
The Southern Company
1.88%, 09/15/81, EUR	536	600
UGI International, LLC
2.50%, 12/01/29, EUR (d)	362	390
United Utilities Water Finance PLC
5.75%, 05/28/51, GBP (d)	100	117
Vattenfall AB
6.88%, 08/17/83, GBP (d)	300	404
Veolia Environnement
2.50%, (100, 01/20/29), EUR (d) (j)	900	991
4.37%, (100, 05/20/30), EUR (d) (j)	200	231
5.99%, (100, 11/22/28), EUR (d) (j)	500	599
VoltaGrid LLC
7.38%, 11/01/30 (b)	530	549
Wessex Water Services Limited
6.13%, 09/19/34, GBP (d)	100	133
XPLR Infrastructure Operating Partners, LP
7.75%, 04/15/34 (b)	290	305
Yorkshire Water Finance PLC
6.63%, 07/22/40, GBP (d)	100	131
		57,021
Industrials 3.7%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (b)	315	322
Abertis Infraestructuras Finance B.V.
4.75%, (100, 11/23/30), EUR (d) (j)	100	116
4.87%, (100, 11/28/29), EUR (d) (j)	700	814
ADT Security Corporation, The
5.88%, 10/15/33 (b)	360	353
Aeropuertos Dominicanos Siglo XXI, S.A.
7.00%, 06/30/34 (b)	580	605
Air France - KLM
4.63%, 05/23/29, EUR (d)	300	352
Amsted Industries Incorporated
6.38%, 03/15/33 (b)	600	606
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (b)	620	590
5.00%, 01/30/31, EUR (d)	320	368
6.25%, 01/30/31 (b)	715	722
Artera Services, LLC
8.50%, 02/15/31 (b) (e)	240	216
Assemblin Caverion Group AB
6.25%, 07/01/30, EUR (d)	301	354
Ats Consolidated, Inc.
5.50%, 04/15/29 (b)	200	176
Axon Enterprise, Inc.
6.25%, 03/15/33 (b)	205	210
Boeing Company, The
5.81%, 05/01/50 (m)	805	794
Bombardier Inc.
7.00%, 06/01/32 (b)	255	264
6.75%, 06/15/33 (b)	470	487
5.88%, 01/15/35 (b)	5	5
Brand Industrial Services, Inc.
10.38%, 08/01/30 (b)	70	57
Builders FirstSource, Inc.
6.38%, 03/01/34 (b)	125	126
6.75%, 05/15/35 (b)	250	255
CACI International Inc.
6.38%, 06/15/33 (b)	800	812
Calderys Financing II, LLC
11.75%, 06/01/28 (b) (c) (l)	456	465
CANPACK Group, Inc.
6.00%, 05/15/31 (b)	330	331
Can-Pack SA
4.88%, 01/15/32, EUR (d)	165	192
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/32 (b)	375	364
CMA CGM
5.00%, 01/15/31, EUR (d)	322	373
Columbus McKinnon Corporation
7.13%, 02/01/33 (b) (e)	1,055	1,055
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (b) (e)	185	115
Corporation De Securite Garda World
6.00%, 06/01/29 (b)	90	88
6.50%, 01/15/31 (b)	655	663
8.25%, 08/01/32 (b)	470	480
8.38%, 11/15/32 (b)	320	327
CTEC II GmbH
5.25%, 02/15/30, EUR (d) (e)	385	420
Cyprium Corporation
6.13%, 04/15/31 (b)	375	375
6.38%, 04/15/34 (b)	625	623
Deutsche Lufthansa Aktiengesellschaft
5.25%, 01/15/55, EUR (d) (e)	400	467
Dovalue S.P.A.
7.00%, 02/28/30, EUR (d)	200	239
Eaton Corporation
4.80%, 03/06/36	495	485
5.45%, 03/06/56	425	417
Edge Finco PLC
8.13%, 08/15/31, GBP (d)	360	498
EMRLD Borrower LP
6.63%, 12/15/30 (b)	245	250
6.75%, 07/15/31 (b)	420	434
Energizer Gamma Acquisition B.V.
3.50%, 06/30/29, EUR (d)	350	390
EnerSys
6.63%, 01/15/32 (b)	260	265
Enpro Inc.
6.13%, 06/01/33 (b)	425	431
Equipmentshare.Com Inc.
8.63%, 05/15/32 (b)	65	68
8.00%, 03/15/33 (b) (e)	1,135	1,161
7.13%, 07/01/34 (b)	140	138
ESAB Corporation
5.63%, 04/01/31 (b)	155	155
Flowserve Corporation
5.70%, 05/15/36	1,525	1,533
Fortress Transportation And Infrastructure Investors LLC
7.88%, 12/01/30 (b)	60	63
7.00%, 05/01/31 - 06/15/32 (b)	415	429
Gatwick Airport Finance PLC
6.00%, 11/21/30, GBP (d)	235	309
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (b)	240	239
7.50%, 04/15/32 (b)	135	141
6.38%, 07/15/34 (b)	280	281
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Goat Holdco, LLC
6.75%, 02/01/32 (b)	805	822
Granite Construction Incorporated
6.38%, 06/15/34 (b)	420	428
Graphic Packaging International, LLC
6.38%, 07/15/32 (b) (e)	110	111
Herc Holdings Inc.
7.00%, 06/15/30 (b)	400	414
5.75%, 03/15/31 (b)	40	40
7.25%, 06/15/33 (b)	572	596
6.00%, 03/15/34 (b)	150	149
Honeywell Aerospace Inc.
4.95%, 03/16/36 (b)	2,195	2,161
5.73%, 03/16/56 (b)	2,095	2,095
JELD-WEN Holding, Inc.
7.00%, 09/01/32 (b) (e)	150	87
JELD-WEN, Inc.
4.88%, 12/15/27 (b)	65	52
JH North America Holdings Inc.
6.13%, 07/31/32 (b)	10	10
Kier Group PLC
9.00%, 02/15/29, GBP (d)	215	296
LSF12 Helix Parent, LLC
7.13%, 02/01/33 (b)	645	625
Luna 1.5 S.a r.l.
12.00%, 07/01/32 (b) (l)	295	315
Madison IAQ LLC
5.88%, 06/30/29 (b)	810	809
Manitowoc Company, Inc., The
9.25%, 10/01/31 (b)	760	815
Masterbrand, Inc.
7.00%, 07/15/32 (b) (e)	275	278
Mauser Packaging Solutions Holding Company
7.88%, 04/15/30 (b)	855	873
9.25%, 04/15/30 (b)	835	825
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 (b)	140	139
MIWD Holdco II LLC
5.50%, 02/01/30 (b)	155	146
Nexans
4.25%, 03/11/30, EUR (d)	400	465
Novelis Corporation
4.75%, 01/30/30 (b)	375	362
Paprec Holding
4.50%, 07/15/32, EUR (d)	335	382
PODS, LLC
8.75%, 05/15/31 (b)	285	279
Prysmian S.p.A.
5.25%, (100, 05/21/30), EUR (d) (j)	389	460
Queen Mergerco, Inc.
6.75%, 04/30/32 (b)	610	629
Quikrete Holdings, Inc.
6.38%, 03/01/32 (b)	235	240
6.75%, 03/01/33 (b)	530	539
QXO Building Products, Inc.
6.50%, 07/15/31 (b)	235	240
6.88%, 07/15/34 (b)	360	370
Science Applications International Corporation
5.88%, 11/01/33 (b)	205	202
Sensata Technologies, Inc.
6.63%, 07/15/32 (b)	470	483
Standard Building Solutions Inc.
6.50%, 08/15/32 (b)	280	281
6.25%, 08/01/33 (b)	285	283
Sword Purchaser, LLC
8.25%, 04/15/33 (b)	615	636
10.50%, 04/15/34 (b)	375	392
Terex Corporation
5.00%, 05/15/29 (b)	115	114
6.25%, 10/15/32 (b)	735	743
Toucan Finco Ltd.
8.25%, 05/15/30, EUR (d)	190	199
9.50%, 05/15/30 (b) (l)	345	325
TransDigm Inc.
6.38%, 03/01/29 - 05/31/33 (b)	750	758
7.13%, 12/01/31 (b)	140	145
6.63%, 03/01/32 (b)	175	180
6.75%, 01/31/34 (b)	225	231
6.13%, 07/31/34 (b)	325	324
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (b)	355	355
Trivium Packaging Finance B.V.
6.63%, 07/15/30, EUR (d) (e)	205	245
8.25%, 07/15/30 (b)	943	995
12.25%, 01/15/31 (b)	465	515
Vertiv Holdings Co
5.80%, 03/15/56	1,335	1,313
Wesco Distribution, Inc.
6.63%, 03/15/32 (b)	40	41
6.38%, 03/15/33 (b)	270	277
5.50%, 04/15/34 (b)	200	198
XPO, Inc.
7.13%, 02/01/32 (b)	605	626
		48,781
Energy 3.6%
3R Lux
9.75%, 02/05/31 (b)	235	246
Antero Midstream Partners LP
6.63%, 02/01/32 (b)	520	530
Archrock Partners, L.P.
6.63%, 09/01/32 (b)	365	371
Ascent Resources - Utica, LLC
5.88%, 06/30/29 (b)	415	413
6.63%, 10/15/32 (b)	70	71
Baker Hughes Holdings LLC
5.00%, 06/15/36	2,405	2,352
4.74%, 03/11/46, EUR	200	233
5.85%, 06/15/56	2,445	2,416
Bip-V Chinook
5.50%, 06/15/31 (b)	380	372
BKV Upstream Midstream, LLC
7.50%, 10/15/30 (b)	425	427
Boland Holdings, LLC
6.25%, 12/01/30 (b)	590	598
BP Capital Markets P.L.C.
4.38%, (100, 08/19/31), EUR (d) (j)	100	117
Caturus Energy, LLC
7.13%, 05/15/31 (b)	365	360
Civitas Resources, Inc.
8.63%, 11/01/30 (b)	330	346
8.75%, 07/01/31 (b)	30	31
CQP Holdco LP
7.50%, 12/15/33 (b)	65	68
Crescent Energy Finance LLC
7.63%, 04/01/32 (b)	275	277
DeepOcean AS
6.00%, 04/08/31, EUR (d)	195	228
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (d)	757	687
Enbridge Inc.
7.20%, 06/27/54	610	648
5.75%, 07/15/80 (k)	299	299
8.25%, 01/15/84 (k)	300	316
Energy Transfer LP
8.00%, 05/15/54	60	64
7.13%, 10/01/54	30	31
6.50%, 02/15/56	230	232
6.75%, 02/15/56	195	199
Esentia Energy Development SAB DE CV
6.50%, 07/30/38 (b)	170	167
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (b)	455	480
FS Luxembourg S.a r.l.
8.63%, 06/25/33 (b)	185	176
Galaxy Pipeline Assets Bidco Limited
2.63%, 03/31/36 (b)	1,565	1,365
2.94%, 09/30/40 (b)	1,138	946
Genesis Energy, L.P.
8.25%, 01/15/29	175	181

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
8.00%, 05/15/33	555	578
6.75%, 03/15/34	565	561
Geopark Limited
8.75%, 01/31/30 (b)	90	90
Global Partners LP
8.25%, 01/15/32 (b)	360	377
7.13%, 07/01/33 (b)	235	237
Golar LNG Limited
7.50%, 10/02/30 (b)	1,125	1,140
Harvest Midstream I, L.P.
7.50%, 05/15/32 (b)	560	579
6.75%, 05/15/34 (b)	50	51
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (b)	80	80
6.00%, 04/15/30 (b)	335	329
8.38%, 11/01/33 (b)	125	130
6.88%, 05/15/34 (b)	285	277
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (b)	590	610
6.63%, 01/15/34 (b)	415	418
Infinity Natural Resources, Inc.
7.63%, 04/01/31 (b)	280	278
Joint Stock Company National Company Kazmunaygas
5.38%, 04/24/30 (b)	1,290	1,303
Kimmeridge Texas Gas, LLC
8.50%, 02/15/30 (b)	770	803
Kinetik Holdings LP
5.88%, 06/15/30 (b)	280	281
Kodiak Gas Services, LLC
5.88%, 04/01/31 (b)	60	60
6.50%, 10/01/33 (b)	310	313
6.75%, 10/01/35 (b)	310	318
Matador Resources Company
6.50%, 04/15/32 (b)	210	211
6.25%, 04/15/33 (b)	130	129
6.00%, 04/15/34 (b)	410	399
MV24 Capital B.V.
6.75%, 06/01/34 (b)	148	147
NGL Energy Operating LLC
8.13%, 02/15/29 (b)	630	653
8.38%, 02/15/32 (b)	240	250
Northern Oil and Gas Incorporated
7.88%, 10/15/33 (b)	130	129
Oceaneering International, Inc.
6.88%, 07/15/34 (b)	615	624
Permian Resources Operating, LLC
7.00%, 01/15/32 (b)	175	181
6.25%, 02/01/33 (b)	170	174
Petrobras Global Finance B.V.
5.50%, 06/10/51	370	301
Petroleos Mexicanos
6.50%, 01/23/29	520	531
4.75%, 02/26/29, EUR (d)	335	388
6.70%, 02/16/32	185	187
6.75%, 09/21/47	330	282
6.35%, 02/12/48	665	549
7.69%, 01/23/50	3,015	2,812
6.95%, 01/28/60	440	371
PT. Pertamina (Persero)
6.45%, 05/30/44 (b)	260	265
Rockies Express Pipeline LLC
6.75%, 03/15/33 (b)	320	328
6.88%, 04/15/40 (b)	290	297
Saudi Arabian Oil Company
5.38%, 06/02/35 (b)	3,375	3,403
5.75%, 07/17/54 (b)	240	228
6.00%, 02/02/56 (b)	210	204
Tallgrass Energy Partners, LP
6.00%, 12/31/30 - 09/01/31 (b)	465	463
6.75%, 03/15/34 (b)	465	469
TGNR Intermediate Holdings LLC
5.50%, 10/15/29 (b)	225	221
TotalEnergies SE
4.50%, (100, 08/19/34), EUR (d) (j)	300	344
Transocean Inc.
8.25%, 05/15/29 (b)	395	408
8.50%, 05/15/31 (b)	125	130
Transocean International Limited
7.88%, 10/15/32 (b)	640	666
USA Compression Finance Corp.
7.13%, 03/15/29 (b)	680	696
6.25%, 10/01/33 (b)	450	446
Venture Global Calcasieu Pass, LLC
6.00%, 05/01/36 (b)	230	232
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (b) (j)	115	112
9.50%, 02/01/29 (b)	260	280
7.00%, 01/15/30 (b)	235	239
8.38%, 06/01/31 (b)	905	942
6.38%, 12/15/34 (b)	35	34
6.63%, 06/15/36 (b)	35	34
Venture Global Plaquemines LNG, LLC
6.13%, 12/15/30 (b)	200	205
7.50%, 05/01/33 (b)	317	348
6.50%, 01/15/34 - 06/15/34 (b)	240	249
7.75%, 05/01/35 (b)	253	284
6.75%, 01/15/36 (b)	180	191
WBI Operations LLC
6.25%, 10/15/30 (b)	415	417
6.50%, 10/15/33 (b)	615	619
Williams Companies, Inc., The
5.30%, 09/30/35	1,730	1,725
Wintershall Dea GmbH
3.00%, (100, 07/20/28), EUR (d) (j)	400	444
		47,301
Materials 2.0%
Ahlstrom Oyj
3.63%, 02/04/28, EUR (d)	402	456
Avient Corporation
7.13%, 08/01/30 (b)	65	66
6.25%, 11/01/31 (b)	565	571
Bond US Bidco 1 Inc.
7.13%, 06/15/33 (b)	450	455
Capstone Copper Corp.
6.75%, 03/31/33 (b)	630	635
Celanese US Holdings LLC
7.55%, 11/15/30 (c) (h) (m)	150	159
7.00%, 02/15/31	55	57
5.00%, 04/15/31, EUR	345	393
7.38%, 07/15/32 (c) (m)	235	247
7.70%, 11/15/33 (c) (h) (m)	155	166
7.38%, 02/15/34	135	139
Celsa OpCo S.A.
7.90%, (3 Month EURIBOR + 5.50%), 12/15/30, EUR (d) (h)	608	709
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (b)	340	320
Century Aluminum Company
6.88%, 08/01/32 (b)	665	682
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (b)	260	262
7.50%, 09/15/31 (b)	160	162
7.00%, 03/15/32 (b)	205	203
Constellium SE
5.38%, 08/15/32, EUR (d) (e)	355	421
6.38%, 08/15/32 (b)	105	106
Corporacion Nacional del Cobre de Chile
6.33%, 01/13/35 (b)	910	953
5.53%, 01/30/37 (b)	160	158
First Quantum Minerals Ltd
7.25%, 02/15/34 (b)	275	282
6.38%, 02/15/36 (b)	260	255
FMC Corporation
3.45%, 10/01/29	40	37
8.00%, 06/01/31 (b)	65	67
6.38%, 05/18/53 (e)	40	31
8.45%, 11/01/55	30	22
Freeport-McMoRan Inc.
5.45%, 03/15/43	1,520	1,469

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Glencore Capital Finance Designated Activity Company
3.67%, 10/06/32, EUR (d)	120	137
Glencore Finance (Canada) Limited
6.00%, 11/15/41 (d)	1,865	1,922
Guala Closures S.p.A.
3.25%, 06/15/28, EUR (d)	130	145
Hybar LLC
7.38%, 07/01/34 (b)	310	312
INEOS Finance PLC
6.38%, 04/15/29, EUR (d)	245	275
Inversion Escrow Issuer, LLC
6.75%, 08/01/32 (b)	680	664
Italmatch Chemicals S.p.A.
6.25%, 02/05/31, EUR (d)	135	157
Kaiser Aluminum Corporation
5.88%, 03/01/34 (b)	60	59
KRC Materials, Inc.
7.75%, 05/01/31 (b)	350	362
Kronos International, Inc.
9.50%, 03/15/29, EUR (d)	255	287
LANXESS Aktiengesellschaft
1.75%, 03/22/28, EUR (d)	300	332
Lune Holdings S.a r.l.
5.63%, 11/15/28, EUR (d)	200	6
Magnera Corporation
7.25%, 11/15/31 (b)	435	424
Metinvest B.V.
7.65%, 10/01/27 (b)	105	103
7.75%, 10/17/29 (b)	565	526
Mineral Resources Limited
7.00%, 04/01/31 (b)	275	285
6.00%, 05/01/32 (b)	285	281
6.25%, 05/01/34 (b)	280	276
Nexa Resources S.A.
6.60%, 04/08/37 (b)	110	114
Novelis Corporation
6.88%, 01/30/30 (b)	120	123
Olympus Water US Holding Corporation
3.88%, 10/01/28, EUR (d)	262	297
5.38%, 10/01/29, EUR (d)	145	161
6.25%, 10/01/29 (b)	470	462
7.25%, 06/15/31 - 02/15/33 (b)	520	522
6.13%, 02/15/33, EUR (d)	235	270
Scih Salt Holdings Inc.
4.88%, 05/01/28 (b)	30	30
6.63%, 05/01/29 (b) (e)	790	783
Silgan Holdings Inc.
4.25%, 02/15/31, EUR (d)	267	302
Skeena Resources Limited
8.50%, 04/01/31 (b)	670	703
Snf Group
4.50%, 03/15/32, EUR (d)	235	273
Sociedad Quimica Y Minera De Chile S.A.
6.50%, 11/07/33 (b)	105	112
5.50%, 09/10/34 (b)	170	170
Southern Copper Corporation
5.25%, 11/08/42	110	104
Suzano Austria GmbH
5.00%, 01/15/30	1,255	1,237
Suzano Netherlands B.V.
5.50%, 01/15/36	370	361
Taseko Mines Limited
8.25%, 05/01/30 (b)	775	809
Vale Overseas Ltd
6.40%, 06/28/54	115	117
W. R. Grace Holdings LLC
5.63%, 08/15/29 (b)	260	244
7.38%, 03/01/31 (b)	290	291
6.63%, 08/15/32 (b)	535	518
7.00%, 08/01/33 (b)	415	405
Westlake Corporation
5.55%, 11/15/35	795	788
6.38%, 11/15/55	915	903
Worthington Steel, Inc.
7.75%, 06/01/33 (b)	560	575
		26,710
Health Care 1.9%
1261229 B.C. Ltd.
10.00%, 04/15/32 (b)	1,085	1,099
Acadia Healthcare Company, Inc.
5.00%, 04/15/29 (b)	165	162
AdaptHealth LLC
6.13%, 08/01/28 (b)	215	215
Bausch Health Companies Inc.
5.00%, 01/30/28 - 02/15/29 (b)	225	190
11.00%, 09/30/28 (b)	375	382
5.25%, 01/30/30 (b)	10	6
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (d)	700	824
BMS Ireland Capital Funding Designated Activity Company
4.58%, 11/10/55, EUR	210	237
Centene Corporation
4.63%, 12/15/29	780	759
3.38%, 02/15/30	540	503
Cheplapharm Arzneimittel GmbH
7.50%, 05/15/30, EUR (d)	560	661
Cigna Group, The
4.80%, 08/15/38	1,375	1,304
Community Health Systems, Inc.
6.00%, 01/15/29 (b)	25	25
10.88%, 01/15/32 (b)	108	116
9.75%, 01/15/34 (b)	70	73
CVS Health Corporation
5.13%, 07/20/45	835	755
5.05%, 03/25/48	3,335	2,946
6.75%, 12/10/54	1,170	1,219
Ephios Subco 3 S.a r.l.
7.88%, 01/31/31, EUR (d) (e)	300	360
Eurofins Scientific SE
6.75%, (100, 04/24/28), EUR (d) (j)	646	773
Genmab A/S
6.25%, 12/15/32 (b)	215	219
7.25%, 12/15/33 (b)	75	78
Global Medical Response, Inc.
7.38%, 10/01/32 (b)	1,210	1,253
Grifols Escrow Issuer S.A.
3.88%, 10/15/28, EUR (d)	555	629
4.75%, 10/15/28 (b)	130	127
Grifols, S.A.
7.50%, 05/01/30, EUR (d) (e)	542	644
Grunenthal GmbH
4.63%, 11/15/31, EUR (d)	843	967
Gruppo San Donato S.P.A.
6.50%, 10/31/31, EUR (d) (e)	200	226
HAH Group Holding Company LLC
9.75%, 10/01/31 (b) (e)	145	130
Lifepoint Health, Inc.
8.38%, 02/15/32 (b)	215	223
10.00%, 06/01/32 (b)	140	140
7.00%, 05/01/34 (b)	295	282
Medline Borrower, LP
6.25%, 04/01/29 (b)	183	187
Mehilainen Yhtiot Oy
5.13%, 06/30/32, EUR (d)	555	638
Molina Healthcare, Inc.
6.50%, 02/15/31 (b)	335	341
6.25%, 01/15/33 (b)	440	440
National Mentor Holdings, Inc.
10.50%, 12/15/30 (b)	125	131
Nidda Healthcare Holding GmbH
5.63%, 02/21/30, EUR (d)	666	769
Organon & Co.
7.88%, 05/15/34 (b)	35	37
Ray Financing LLC
6.50%, 07/15/31, EUR (b)	355	406

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Rossini S.a r.l.
6.00%, (3 Month EURIBOR + 3.88%), 12/31/29, EUR (d) (h)	210	241
Select Medical Corporation
6.25%, 12/01/32 (b) (e)	295	286
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (b) (e)	640	646
Team Health Holdings, Inc.
8.38%, 06/30/28 (b)	365	366
Team Services Holding Inc.
9.00%, 02/15/33 (b) (e)	210	213
Tenet Healthcare Corporation
6.00%, 11/15/33 (b)	635	640
Teva Pharmaceutical Finance Netherlands II B.V.
1.63%, 10/15/28, EUR (d)	250	273
7.38%, 09/15/29, EUR	286	360
4.38%, 05/09/30, EUR (d)	1,102	1,280
4.13%, 06/01/31, EUR	100	115
		24,896
Consumer Staples 1.8%
AA Bond Co Limited
8.45%, 01/31/28, GBP (c) (d)	199	275
5.50%, 07/31/32, GBP (d)	100	131
Aegis Lux 1A S.a r.l.
5.63%, 10/29/31, EUR (d) (l)	170	197
Albertsons Companies, Inc.
5.50%, 03/31/31 (b)	70	69
5.63%, 03/31/32 (b)	470	454
6.25%, 03/15/33 (b)	20	20
Albion Financing 1 S.a r.l.
7.00%, 05/21/30 (b)	475	492
Albion Financing 2 S.a r.l.
5.38%, 05/21/30, EUR (d)	276	325
Allied Universal Holdco LLC
4.88%, 06/01/28, GBP (d)	375	493
6.00%, 06/01/29 (b) (e)	585	582
7.88%, 02/15/31 (b)	220	230
Amber FinCo PLC
6.63%, 07/15/29, EUR (d) (e)	195	230
Anheuser-Busch InBev
3.75%, 03/22/37, EUR (d)	210	240
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (b)	400	393
BCP V Modular Services Finance II PLC
4.75%, 11/30/28, EUR (d)	100	108
6.13%, 11/30/28, GBP (d) (e)	223	278
Bellis Acquisition Company PLC
8.13%, 05/14/30, GBP (d)	280	348
8.00%, 07/01/31, EUR (d) (e)	100	111
Champions Financing, Inc.
8.75%, 02/15/29 (b) (e)	350	340
Chobani, LLC
6.38%, 04/15/34 (b)	675	684
Co-operative Group Limited
7.50%, 07/08/26, GBP (c) (d) (m)	100	133
Currenta Group Holdings S.a r.l.
5.50%, 05/15/30, EUR (d)	376	434
Darling Global Finance B.V.
4.50%, 07/15/32, EUR (d) (e)	376	432
Flora Food Management B.V.
6.88%, 07/02/29, EUR (d)	369	411
Froneri Lux Topco S.a r.l.
4.75%, 08/01/32, EUR (d)	380	423
6.00%, 08/01/32 (b)	380	372
JBS USA Holding Lux S.a r.l.
5.95%, 04/20/35	225	232
6.38%, 02/25/55	5,555	5,543
Kroger Co., The
5.00%, 09/15/34	505	499
Mavis Tire Express Services TopCo, Corp.
6.50%, 05/15/29 (b)	175	174
Minerva Luxembourg S.A.
8.88%, 09/13/33 (b)	165	171
7.50%, 04/22/36 (b)	255	243
Motability Operations Group PLC
4.13%, 02/04/38, EUR (d)	360	408
Neptune BidCo US Inc.
9.29%, 04/15/29 (b)	490	499
New Immo Holding
6.00%, 03/22/29, EUR (d)	400	470
Nomad Foods Bondco PLC
2.50%, 06/24/28, EUR (d) (e)	200	224
Ontex Group
5.25%, 04/15/30, EUR (d)	335	346
Pachelbel BidCo S.p.A.
7.13%, 05/17/31, EUR (d)	397	470
Performance Food Group, Inc.
4.25%, 08/01/29 (b)	110	107
6.13%, 09/15/32 (b)	125	127
Perrigo Finance Unlimited Company
5.38%, 09/30/32, EUR	135	151
Prestige Brands, Inc.
6.25%, 07/15/34 (b)	85	85
Primo Water Holdings Inc.
3.88%, 10/31/28, EUR (d)	341	388
Q-Park Holding I B.V.
5.13%, 03/01/29, EUR (b)	208	242
5.13%, 02/15/30, EUR (d)	402	469
RAC Bond Co PLC
5.25%, 11/04/27, GBP (d)	200	262
5.75%, 11/06/29, GBP (c) (d)	100	134
Roquette Freres
6.00%, (100, 01/21/32), EUR (d) (j)	300	345
Sabre Financial Borrower, LLC
11.13%, 06/15/29 (b)	165	174
Sudzucker International Finance B.V.
5.95%, (100, 05/28/30), EUR (d) (j)	300	337
Synergy Infrastructure Holdings, LLC
7.00%, 07/15/34 (b)	585	593
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 07/15/29, EUR (d)	626	732
U.S. Foods Inc.
4.75%, 02/15/29 (b)	55	54
Verisure Midholding AB
5.25%, 02/15/29, EUR (d)	656	750
Wand NewCo 3, Inc.
7.63%, 01/30/32 (b)	950	981
Williams Scotsman, Inc.
6.63%, 04/15/30 (b)	335	345
7.38%, 10/01/31 (b)	215	222
		23,982
Information Technology 1.0%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (b)	165	164
Amentum Escrow Corp.
7.25%, 08/01/32 (b)	775	797
Amkor Technology, Inc.
5.88%, 10/01/33 (b)	605	605
Atos SE
9.36%, 12/18/29, EUR (c) (d)	432	566
5.20%, 12/18/30, EUR (c) (d)	218	250
Belden Inc.
3.38%, 07/15/31, EUR (d)	140	153
4.25%, 02/01/33, EUR (d)	240	268
Capstone Borrower, Inc.
8.00%, 06/15/30 (b)	245	233
Cloud Software Group, Inc.
6.50%, 03/31/29 (b)	195	189
9.00%, 09/30/29 (b)	135	131
8.25%, 06/30/32 (b)	105	98
Coreweave, Inc.
9.00%, 02/01/31 (b) (e)	310	306
9.75%, 10/01/31 (b)	545	543
Fair Isaac Corporation
6.00%, 05/15/33 (b)	245	241
6.25%, 09/15/34 (b)	235	231
Flash Compute LLC
7.25%, 12/31/30 (b)	240	247

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Fortress Intermediate 3, Inc.
7.50%, 06/01/31 (b)	295	300
Insight Enterprises, Inc.
6.63%, 05/15/32 (b)	140	142
MKS Inc.
4.25%, 02/15/34, EUR (d)	695	778
Oak-Eagle AcquireCo, Inc.
6.25%, 07/01/33, EUR (d)	547	654
7.25%, 07/01/33 (b)	780	816
8.75%, 07/01/34 (b)	555	589
Oracle Corporation
5.70%, 02/04/36	865	838
6.70%, 02/04/56	3,380	3,180
6.85%, 02/04/66	390	363
TeamSystem S.p.A.
5.00%, 07/01/31, EUR (d)	185	203
UKG Inc.
6.88%, 02/01/31 (b)	655	636
		13,521
Real Estate 0.7%
ADLER Financing S.a r.l.
8.25%, 12/31/28, EUR (l)	468	602
Brandywine Operating Partnership, L.P.
8.88%, 04/12/29	265	279
6.13%, 01/15/31	30	29
CFE Fibra E
5.88%, 09/23/40 (b)	437	427
Country Garden Holdings Company Limited
0.00%, 08/06/30 (d) (f) (g)	365	33
CPI Property Group
7.50%, (100, 03/24/31), EUR (d) (j)	204	216
4.00%, 01/22/28, GBP (c) (d) (m)	100	129
1.75%, 01/14/30, EUR (d)	195	194
6.00%, 01/27/32, EUR (d)	823	919
Ellington Financial Operating Partnership LLC
7.38%, 09/30/30 (b)	245	243
Fastighets AB Balder
4.00%, 03/04/33, EUR (d)	150	168
Globalworth Real Estate Investments Limited
6.25%, 03/31/29, EUR (d)	145	169
Hammerson PLC
5.88%, 10/08/36, GBP (d)	100	131
Heimstaden AB
8.38%, 01/29/30, EUR (d)	540	645
Heimstaden Bostad AB
2.63%, (100, 02/01/27), EUR (d) (e) (j)	100	113
3.00%, (100, 10/29/27), EUR (d) (j)	253	280
6.25%, (100, 12/04/29), EUR (d) (e) (j)	400	474
1.63%, 10/13/31, EUR (d)	360	364
Ladder Capital Finance Holdings LLLP
7.00%, 07/15/31 (b)	45	47
MPT Operating Partnership, L.P.
7.00%, 02/15/32, EUR (d)	330	379
Park Intermediate Holdings LLC
5.88%, 10/01/28 (b)	650	650
7.00%, 02/01/30 (b)	110	112
Pebblebrook Hotel Trust
6.38%, 10/15/29 (b)	255	258
PPI Public Property Invest AB (publ)
3.88%, 10/16/31, EUR (d)	120	136
RHP Hotel Properties, LP
6.50%, 06/15/33 (b)	195	200
5.75%, 03/15/34 (b)	225	222
RLJ III-EM Columbus Lessee, LLC
4.00%, 09/15/29 (b)	410	391
Service Properties Trust
8.63%, 11/15/31 (b)	440	462
Star Holdings
8.75%, 08/01/31 (b)	585	586
Unibail-Rodamco-Westfield SE
4.75%, (100, 06/11/31), EUR (d) (j)	600	687
Vonovia SE
4.50%, 11/12/40, EUR (d)	200	226
XHR LP
6.63%, 05/15/30 (b)	205	209
		9,980
Total Corporate Bonds And Notes (cost $566,755)		565,191
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 18.8%
1211 Avenue of The Americas
Series 2015-B-1211, REMIC, 4.09%, 08/10/35 (h)	912	874
522 Funding CLO 2019-5, Ltd.
Series 2019-DR-5A, 6.92%, (3 Month Term SOFR + 3.25%), 04/16/35 (h)	2,850	2,745
A&D Mortgage Trust 2026-NQM2
Series 2026-A1-NQM2, REMIC, 4.81%, 03/25/71 (c) (h)	1,048	1,033
A&D Mortgage Trust 2026-NQM4
Series 2026-M1-NQM4, REMIC, 6.40%, 06/25/71 (h)	442	442
Abry Liquid Credit CLO 2026-4 Ltd
Series 2026-D1-4A, 6.59%, (3 Month Term SOFR + 2.85%), 07/20/39 (h)	2,500	2,500
Ally Bank
Series 2024-D-A, 6.32%, 02/15/28	107	108
Series 2024-E-A, 7.92%, 02/15/28	107	109
Series 2025-C-A, 4.84%, 11/15/29	780	781
Series 2025-D-A, 4.99%, 12/15/29	565	564
Series 2024-E-B, 6.68%, 09/15/32	203	204
Angel Oak Mortgage Trust 2022-3
Series 2022-A3-3, REMIC, 4.12%, 01/25/67 (h)	798	750
AOA Trust 2025-1301
Series 2025-D-1301, 6.22%, 08/11/30 (h)	1,129	1,128
BAHA Trust 2024-MAR
Series 2024-A-MAR, REMIC, 5.97%, 12/13/29 (h)	1,025	1,043
Balboa Bay Loan Funding 2024-1 Ltd
Series 2024-D1R-1AR, 6.30%, (3 Month Term SOFR + 2.60%), 07/20/37 (h)	3,000	3,000
BAMLL Trust 2024-BHP
Series 2024-B-BHP, REMIC, 6.53%, (1 Month Term SOFR + 2.90%), 08/17/26 (h)	656	658
Bank 2019-BNK17
Series 2019-C-BN17, REMIC, 4.51%, 04/17/29 (h)	455	429
Bank5 2023-5YR3
Series 2023-C-5YR3, REMIC, 7.32%, 09/15/28 (h)	331	338
Bank5 2024-5Yr7
Series 2024-C-5YR7, REMIC, 7.10%, 06/15/29 (h)	433	446
Bank5 2025-5YR17
Series 2025-D-5YR17, REMIC, 4.50%, 10/18/30	459	406
Battalion CLO XXI Ltd.
Series 2021-D-21A, 7.23%, (3 Month Term SOFR + 3.56%), 07/17/34 (h)	1,000	959
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-C-CAR1, 5.13%, (SOFR 30-Day Average + 1.50%), 12/26/31 (h)	67	67
Series 2024-D-CAR1, 5.68%, (SOFR 30-Day Average + 2.05%), 12/26/31 (h)	67	67
BBCMS 2018-TALL Mortgage Trust
Series 2018-A-TALL, REMIC, 4.54%, (1 Month Term SOFR + 0.92%), 03/16/37 (c) (h)	680	643
Series 2018-B-TALL, REMIC, 4.79%, (1 Month Term SOFR + 1.17%), 03/16/37 (c) (h)	433	401
Series 2018-C-TALL, REMIC, 4.94%, (1 Month Term SOFR + 1.32%), 03/16/37 (c) (h)	400	365
BBCMS Mortgage Trust 2022-C17
Interest Only, Series 2022-XA-C17, REMIC, 1.15%, 09/17/55 (h)	8,155	470
BBCMS Mortgage Trust 2024-5C31
Series 2024-C-5C31, REMIC, 5.76%, 12/17/29	279	276
Benchmark 2020-B16 Mortgage Trust
Series 2020-C-B16, REMIC, 3.52%, 01/17/30 (h)	391	330
Benchmark 2024-V6 Mortgage Trust
Series 2024-D-V6, REMIC, 4.00%, 03/16/29	225	203

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Series 2024-E-V6, REMIC, 4.00%, 03/16/29	544	481
Benchmark 2026-V21 Mortgage Trust
Series 2026-C-V21, REMIC, 6.01%, 03/17/31	861	848
Benefit Street Partners CLO 48 Ltd
Series 2026-D1-48A, 6.14%, (3 Month Term SOFR + 2.45%), 04/20/39 (h)	2,600	2,601
BLP Commercial Mortgage Trust 2025-IND2
Series 2025-D-IND2, REMIC, 6.28%, (1 Month Term SOFR + 2.65%), 12/15/42 (h)	1,168	1,172
Blue Stream Issuer, LLC
Series 2024-A2-1A, REMIC, 5.41%, 11/20/29	842	846
Series 2024-B-1A, REMIC, 6.04%, 11/20/29	1,207	1,222
BMO 2024-5C3 Mortgage Trust
Series 2024-B-5C3, REMIC, 6.56%, 02/16/29 (h)	203	207
BMO 2024-5C6 Mortgage Trust
Series 2024-C-5C8, REMIC, 5.74%, 12/17/29 (h)	168	166
BRAVO Residential Funding Trust 2025-NQM5
Series 2025-A3-NQM5, REMIC, 5.80%, 02/25/65 (c)	681	683
Series 2025-M1-NQM5, REMIC, 6.34%, 02/25/65 (h)	1,117	1,121
BRAVO Residential Funding Trust 2026-NQM1
Series 2026-A3-NQM1, REMIC, 5.21%, 12/25/65 (c)	2,318	2,295
BRAVO Residential Funding Trust 2026-NQM5
Series 2026-A3-NQM5, REMIC, 5.72%, 06/25/66 (c)	708	707
BRAVO Residential Funding Trust 2026-NQM6
Series 2026-M1-NQM6, REMIC, 5.96%, 05/25/66 (h)	400	400
Business Jet Securities 2024-1, LLC
Series 2024-A-1A, 6.20%, 05/15/30	484	490
Series 2024-C-1A, 9.13%, 05/15/30	229	229
Business Jet Securities 2024-2, LLC
Series 2024-B-2A, 5.75%, 09/15/30	341	339
Business Jet Securities 2026-1, LLC
Series 2026-A-1A, 5.46%, 06/15/32	1,611	1,614
BX Commercial Mortgage Trust 2024-GPA2
Series 2024-C-GPA2, 5.82%, (1 Month Term SOFR + 2.19%), 11/15/26 (h)	954	957
BX Commercial Mortgage Trust 2024-XL5
Series 2024-D-XL5, REMIC, 6.32%, (1 Month Term SOFR + 2.69%), 03/15/29 (h)	873	875
BX Commercial Mortgage Trust 2026-XL6
Series 2026-D-XL6, REMIC, 5.73%, (1 Month Term SOFR + 2.10%), 03/15/28 (h)	763	765
BX Trust
Series 2024-C-BIO, REMIC, 6.27%, (1 Month Term SOFR + 2.64%), 02/15/29 (h)	1,086	1,079
Series 2025-C-ARIA, REMIC, 5.52%, 12/13/30 (h)	1,552	1,549
Series 2024-C-MF, REMIC, 5.57%, (1 Month Term SOFR + 1.94%), 02/15/39 (h)	336	336
Series 2024-D-MF, REMIC, 6.32%, (1 Month Term SOFR + 2.69%), 02/15/39 (h)	768	770
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29 (h)	775	733
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (h)	923	852
BX Trust 2024-VLT4
Series 2024-E-VLT4, REMIC, 6.51%, (1 Month Term SOFR + 2.89%), 06/15/41 (h)	2,029	2,002
BX Trust 2025-DELC
Series 2025-E-DELC, REMIC, 6.68%, (1 Month Term SOFR + 3.05%), 12/15/27 (h)	1,337	1,337
BX Trust 2025-GW
Series 2025-D-GW, REMIC, 6.41%, (1 Month Term SOFR + 2.75%), 07/15/27 (h)	1,196	1,203
BX Trust 2025-ROIC
Series 2025-D-ROIC, REMIC, 5.62%, (1 Month Term SOFR + 1.99%), 03/15/27 (h)	1,562	1,560
BX Trust 2025-VLT7
Series 2025-D-VLT7, REMIC, 6.88%, (1 Month Term SOFR + 3.25%), 07/15/30 (h)	2,030	2,030
BX Trust 2025-VOLT
Series 2025-D-VOLT, REMIC, 6.63%, (1 Month Term SOFR + 3.00%), 12/16/30 (h)	2,035	2,031
BX Trust 2026-CIP
Series 2026-C-CIP, REMIC, 5.28%, (1 Month Term SOFR + 1.65%), 05/15/28 (h)	946	950
Series 2026-D-CIP, REMIC, 5.73%, (1 Month Term SOFR + 2.10%), 05/15/28 (h)	626	630
BX Trust 2026-CLS
Series 2026-C-CLS, REMIC, 6.28%, (1 Month Term SOFR + 2.65%), 05/15/28 (h)	750	751
Series 2026-D-CLS, REMIC, 7.38%, (1 Month Term SOFR + 3.75%), 05/15/28 (h)	750	752
BX Trust 2026-RISE
Series 2026-D-RISE, REMIC, 5.63%, (1 Month Term SOFR + 2.00%), 04/17/28 (h)	1,688	1,690
Castlelake Aircraft Structured Trust 2025-1
Series 2025-C-1A, 7.75%, 08/15/30 (c)	497	486
Castlelake Aircraft Structured Trust 2025-2
Series 2025-A-2A, 5.47%, 08/15/32 (c)	1,207	1,198
Castlelake Aircraft Structured Trust 2026-2
Series 2026-A-2A, 5.33%, 04/15/33 (c)	664	656
Chase Home Lending Mortgage Trust 2024-11
Series 2024-A4-11, REMIC, 6.00%, 03/25/32 (h)	717	718
Series 2024-A9A-11, REMIC, 6.00%, 05/25/46 (h)	291	292
Series 2024-A9-11, REMIC, 6.30%, 05/25/46 (h)	126	127
Chase Home Lending Mortgage Trust 2025-10
Series 2025-A9B-10, REMIC, 5.50%, 01/25/48 (h)	998	989
Chase Home Lending Mortgage Trust Series 2024-2
Series 2024-A6-3, REMIC, 6.00%, 02/25/29 (h)	596	597
Series 2024-A6A-2, REMIC, 6.00%, 02/25/55 (h)	349	349
Chase Home Lending Mortgage Trust Series 2024-4
Series 2024-A6-4, REMIC, 6.00%, 03/25/29 (h)	319	319
CHI Commercial Mortgage Trust 2025-SFT
Series 2025-D-SFT, REMIC, 7.32%, 04/17/30 (h)	1,005	1,020
Series 2025-D-110W, REMIC, 6.63%, 12/13/30 (h)	1,682	1,636
CIFC Funding 2014-III, Ltd.
Series 2014-A1R-3A, 4.85%, (3 Month Term SOFR + 1.18%), 03/31/38 (h)	500	499
Citigroup Commercial Mortgage Trust
Series 2023-C-SMRT, REMIC, 6.05%, 06/12/28 (h)	635	636
Citigroup Commercial Mortgage Trust 2023-PRM3
Series 2023-C-PRM3, REMIC, 6.57%, 07/10/28 (h) (n)	532	539
CLI Funding VI LLC
Series 2020-B-1A, 3.62%, 09/18/30	972	926
Cloud Capital Holdco LP
Series 2024-A2-1A, 5.78%, 11/23/29	524	525
COLT 2025-6 Mortgage Loan Trust
Series 2025-M1-6, 6.27%, 08/25/70 (h)	763	766
COMM 2024-CBM Mortgage Trust
Series 2024-D-CBM, REMIC, 7.93%, 12/12/29 (h)	472	484
Compass Datacenters Issuer II, LLC
Series 2024-A1-1A, 5.25%, 02/26/29	520	521
Series 2024-A2-1A, 5.75%, 02/26/29	713	715
Series 2024-B-1A, 7.00%, 02/26/29	485	488
Series 2024-A1-2A, 5.02%, 08/27/29	1,257	1,247
Compass Datacenters Issuer III , LLC
Series 2026-A22-1A, 5.29%, 02/25/31	1,073	1,061
Series 2026-A23-1A, 5.44%, 02/25/31	807	794
CONE Trust 2024-DFW1
Series 2024-D-DFW1, REMIC, 6.67%, (1 Month Term SOFR + 3.04%), 08/15/41 (h)	446	446
Consolidated Communications LLC
Series 2025-A2-1A, 6.00%, 05/20/30	1,648	1,671
Series 2025-C-1A, 9.41%, 05/20/30	2,150	2,242

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Cross 2024-H8 Mortgage Trust
Series 2024-M1-H8, REMIC, 6.32%, 12/25/69 (h)	175	176
Cross 2026-NQM6
Series 2026-A3-NQM6, REMIC, 5.62%, 05/25/71 (c)	314	313
Series 2026-M1-NQM6, REMIC, 5.91%, 05/25/71 (h)	230	229
CSAIL 2016-C7 Commercial Mortgage Trust
Series 2016-C-C7, REMIC, 4.54%, 11/18/26 (h)	930	864
CyrusOne Data Centers Issuer I LLC
Series 2023-A2-1A, 4.30%, 04/20/28	576	561
Series 2024-A2-2A, 4.50%, 05/20/29	4,010	3,888
Series 2024-A2-3A, 4.65%, 05/20/31	289	276
DC Office Trust 2019-MTC
Series 2019-A-MTC, REMIC, 2.97%, 10/15/29	330	297
Series 2019-D-MTC, REMIC, 3.07%, 11/17/29 (h)	725	627
EFMT 2024-INV2
Series 2024-M1-INV2, REMIC, 5.73%, 10/25/69 (h)	495	493
EFMT 2025-NQM5
Series 2025-A1-NQM5, REMIC, 5.03%, 11/25/70 (c) (h)	859	854
EFMT 2026-NQM5
Series 2026-M1-NQM5, REMIC, 6.35%, 06/25/71 (h)	304	306
EFMT 2026-NQM7
Series 2026-M1-NQM7, REMIC, 6.08%, 07/25/71 (h)	193	193
ELFI Graduate Loan Program 2024-A LLC
Series 2024-A-A, 5.56%, 08/25/49	235	237
Ellington Financial Mortgage Trust 2020-1
Series 2020-B1-1, REMIC, 5.06%, 05/25/65 (h)	870	908
ELM Trust 2024-ELM
Series 2024-D15-ELM, REMIC, 6.67%, 06/11/27 (h)	628	626
ESTN Trust 2026-TOWN
Series 2026-D-TOWN, REMIC, 6.69%, 05/12/36 (h)	1,250	1,271
Exeter Select Automobile Receivables Trust 2025-2
Series 2025-C-2, 4.91%, 09/15/29	752	747
Foundation Finance Trust 2024-2
Series 2024-B-2A, 4.93%, 03/15/50	148	147
Series 2024-D-2A, 6.59%, 03/15/50	415	421
GLS Auto Receivables Issuer Trust 2026-2
Series 2026-D-2A, 5.38%, 01/15/32	3,672	3,663
GLS Auto Select Receivables Trust 2024-4
Series 2024-C-4A, 4.75%, 11/15/30	255	254
Series 2024-D-4A, 5.28%, 10/15/31	272	272
GreenSky Home Improvement Issuer Trust 2025-1
Series 2025-B-1A, 5.39%, 03/25/60	439	442
Series 2025-C-1A, 5.69%, 03/25/60	343	344
GreenSky Home Improvement Issuer Trust 2025-2
Series 2025-B-2A, 5.07%, 06/25/60	495	492
Series 2025-C-2A, 5.26%, 06/25/60	378	375
Series 2025-D-2A, 5.56%, 06/25/60	297	296
GS Mortgage Securities Trust 2016-GS2
Series 2016-C-GS2, REMIC, 4.57%, 05/12/49 (h)	540	515
GS Mortgage Securities Trust 2019-GC42
Series 2019-C-GC42, REMIC, 3.71%, 09/12/29 (h)	823	637
GS Mortgage-Backed Securities Trust 2025-PJ8
Series 2025-A19-PJ8, REMIC, 6.00%, 08/25/46 (h)	414	415
Hilton Grand Vacations Trust 2022-1D
Series 2022-D-1D, 6.79%, 06/20/34	140	140
Hilton Grand Vacations Trust 2022-2
Series 2022-B-2A, 4.74%, 08/27/29	148	147
Hilton Grand Vacations Trust 2024-1B
Series 2024-B-1B, 5.99%, 09/15/39	57	57
Series 2024-D-1B, 8.85%, 09/15/39	124	126
Hilton Grand Vacations Trust 2024-2
Series 2024-C-2A, 5.99%, 03/25/38	389	392
Series 2024-D-2A, 6.91%, 03/25/38	96	97
Hilton Grand Vacations Trust 2025-2
Series 2025-C-2A, 5.12%, 05/25/44	498	495
Hilton Grand Vacations Trust 2026-2
Series 2026-D-2A, 6.00%, 03/27/45	1,460	1,420
HOMES 2026-NQM3 Trust
Series 2026-A2-NQM3, REMIC, 5.47%, 04/25/71 (c)	97	97
Series 2026-A3-NQM3, REMIC, 5.62%, 04/25/71 (c)	575	573
Homes 2026-NQM4 Trust
Series 2026-A3-NQM4, REMIC, 5.81%, 06/25/61 (c)	576	576
Series 2026-M1-NQM4, REMIC, 6.05%, 06/25/61 (h)	249	249
Hudson Yards 2025-SPRL Mortgage Trust
Series 2025-C-SPRL, REMIC, 5.95%, 01/15/30 (h)	1,573	1,603
Series 2025-D-SPRL, REMIC, 6.34%, 01/15/30 (h)	330	337
Series 2025-E-SPRL, REMIC, 6.68%, 01/15/30 (h)	595	610
Huntington National Bank, The
Series 2024-B1-1, 6.15%, 02/20/28 (b)	463	467
Series 2024-C-2, 6.24%, (SOFR 30-Day Average + 2.60%), 10/20/32 (h)	137	138
INTOWN 2025-STAY Mortgage Trust
Series 2025-C-STAY, REMIC, 5.88%, (1 Month Term SOFR + 2.25%), 03/15/27 (h)	1,052	1,052
IP 2025-IP Mortgage Trust
Series 2025-D-IP, REMIC, 6.31%, 06/12/30 (h)	672	677
Series 2025-E-IP, REMIC, 6.85%, 06/12/30 (h)	384	387
Series 2025-F-IP, REMIC, 7.71%, 06/12/30 (h)	824	826
IRV Trust 2025-200P
Series 2025-C-200P, REMIC, 5.73%, 02/14/35 (h)	1,094	1,092
Island Finance Trust 2025-1
Series 2025-A-1A, 6.54%, 03/19/35	1,321	1,325
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-D-OPO, REMIC, 3.45%, 01/08/27 (h)	935	763
J.P. Morgan Mortgage Trust 2023-HE3
Series 2023-A1-HE3, REMIC, 4.91%, (SOFR 30-Day Average + 1.60%), 06/20/31 (h) (n)	266	266
J.P. Morgan Mortgage Trust 2024-HE1
Series 2024-M1-HE1, REMIC, 5.28%, (SOFR 30-Day Average + 2.00%), 04/21/31 (h) (n)	290	292
Series 2024-M2-HE1, REMIC, 5.66%, (SOFR 30-Day Average + 2.40%), 04/21/31 (h) (n)	220	222
J.P. Morgan Mortgage Trust 2025-NQM3
Series 2025-A2-NQM3, REMIC, 5.65%, 07/25/29 (c) (h)	1,058	1,058
J.P. Morgan Mortgage Trust 2026-NQM3
Series 2026-A3-NQM3, REMIC, 5.84%, 05/25/30 (c)	459	460
Series 2026-M1-NQM3, REMIC, 6.26%, 05/25/30 (h)	420	420
LEX Trust 2026-450
Series 2026-D-450, REMIC, 6.01%, (1 Month Term SOFR + 2.35%), 03/15/28 (h)	760	763
LHOME Mortgage Trust 2024-RTL4
Series 2024-A1-RTL4, REMIC, 5.92%, 01/25/27 (c)	1,690	1,692
LHOME Mortgage Trust 2026-RTL1
Series 2026-A1-RTL1, REMIC, 4.91%, 01/25/41 (c)	256	254
Lightpath Fiber Issuer LLC
Series 2026-A2-1A, 5.60%, 03/25/31	2,014	2,012
Series 2026-B-1A, 5.89%, 03/25/31	793	783
Lyra Music Assets Delaware LP
Series 2025-A2-1A, REMIC, 5.60%, 09/20/30	1,316	1,321
MAD Commercial Mortgage Trust 2025-11MD
Series 2025-D-11MD, REMIC, 6.57%, 10/18/30 (h) (n)	625	630
Series 2025-E-11MD, REMIC, 7.57%, 10/18/30 (h) (n)	1,993	1,985

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Magnetite LI Ltd
Series 2025-A1-51A, 4.87%, (3 Month Term SOFR + 1.20%), 10/25/38 (h)	250	250
Magnetite XXIV, Limited
Series 2019-DR-24A, 6.72%, (3 Month Term SOFR + 3.05%), 04/15/35 (h)	5,200	5,201
Manhattan West 2020-1MW Mortgage Trust
Series 2020-D-OMW, REMIC, 2.41%, 09/10/27 (h)	458	439
Manhattan West 2026-2MW Mortgage Trust
Series 2026-C-2MW, REMIC, 5.92%, 06/10/48 (h)	1,139	1,143
MED Commercial Mortgage Trust 2024-MOB
Series 2024-C-MOB, REMIC, 5.92%, (1 Month Term SOFR + 2.29%), 05/15/41 (h)	535	524
Menlo CLO IV Ltd
Series 2026-D1-4A, 6.18%, (3 Month Term SOFR + 2.50%), 03/21/39 (h)	1,000	990
MetroNet Infrastructure Issuer LLC
Series 2025-A2-2A, 5.40%, 08/20/30	2,837	2,851
Series 2025-C-2A, 7.83%, 08/20/30	1,706	1,738
MFA 2025-NQM5 Trust
Series 2025-A2-NQM5, REMIC, 5.34%, 11/25/70 (c)	836	829
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
Series 2025-C-C35, REMIC, 6.35%, 07/15/35	511	513
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33
Series 2017-C-C33, REMIC, 4.56%, 05/17/27 (h)	256	238
Morgan Stanley Capital I Trust 2017-H1
Series 2017-B-H1, REMIC, 4.08%, 05/17/27	240	235
Series 2017-C-H1, REMIC, 4.28%, 05/17/27 (h)	387	369
Morgan Stanley Capital I Trust 2018-H4
Series 2018-C-H4, REMIC, 5.05%, 12/15/28 (h)	324	305
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM3
Series 2024-A3-NQM3, REMIC, 5.40%, 07/25/69 (c)	304	303
Series 2024-M1-NQM3, REMIC, 5.61%, 07/25/69 (h)	316	315
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM5
Series 2024-A3-NQM5, 6.00%, 10/25/69 (c)	65	65
Series 2024-M1-NQM5, 6.51%, 10/25/69 (h)	114	115
Morgan Stanley Residential Mortgage Loan Trust 2026-NQM5
Series 2026-A3-NQM5, REMIC, 5.84%, 04/25/71 (c)	308	309
Series 2026-M1-NQM5, REMIC, 6.26%, 04/25/71 (h)	364	364
Mtp Abs Funding LLC
Series 2026-A2-1A, 5.20%, 04/25/56	1,614	1,613
Series 2026-B-1A, 5.88%, 04/25/56	720	720
MVW 2021-1W LLC
Series 2021-C-1WA, 1.94%, 01/22/41	204	198
MVW 2022-1 LLC
Series 2022-B-1A, 4.40%, 11/21/39	312	309
MVW 2023-2 LLC
Series 2023-C-2A, 7.06%, 11/20/40	186	190
MVW 2024-1 LLC
Series 2024-C-1A, 6.20%, 02/20/43	300	303
MVW 2024-2 LLC
Series 2024-C-2A, 4.92%, 03/20/42	383	377
MVW 2025-1 LLC
Series 2025-C-1A, 5.75%, 09/22/42	305	305
MVW 2026-1 LLC
Series 2026-C-1A, 5.36%, 03/20/43	1,034	1,028
Navient Private Education Refi Loan Trust 2019-F
Series 2019-B-FA, 3.12%, 09/15/32	1,225	1,095
Nelnet Student Loan Trust 2021-C
Series 2021-D-CA, 4.44%, 04/20/62	1,400	1,234
New Residential Mortgage LLC
Series 2024-A-FNT1, 7.40%, 11/25/29 (c)	737	743
New Residential Mortgage Loan Trust 2024-RTL2
Series 2024-A1-RTL2, REMIC, 5.44%, 10/25/27 (c)	929	929
New Residential Mortgage Loan Trust 2025-NQM3
Series 2025-M1-NQM3, REMIC, 6.32%, 08/25/30 (h)	670	677
New Residential Mortgage Loan Trust 2026-NQM6
Series 2026-A2-NQM6, REMIC, 5.50%, 05/25/66 (c)	98	98
Series 2026-A3-NQM6, REMIC, 5.60%, 05/25/66 (c)	214	214
Series 2026-M1-NQM6, REMIC, 5.78%, 05/25/66 (h)	193	191
NRZ FHT Excess LLC
Series 2025-A-FHT1, 6.55%, 03/25/32 (b) (c)	853	859
NYC Commercial Mortgage Trust 2025-3BP
Series 2025-C-3BP, REMIC, 5.52%, (1 Month Term SOFR + 1.95%), 02/16/27 (h)	553	554
Series 2025-D-3BP, REMIC, 6.07%, (1 Month Term SOFR + 2.50%), 02/16/27 (h)	635	637
NYMT Loan Trust 2024-INV1
Series 2024-A1-INV1, REMIC, 5.38%, 10/25/28 (c)	294	294
Series 2024-A3-INV1, REMIC, 5.83%, 10/25/28 (c)	587	587
NYMT Loan Trust 2026-INV3
Series 2026-A3-INV3, REMIC, 5.71%, 05/25/30 (c)	392	392
Series 2026-M1-INV3, REMIC, 5.96%, 05/25/30 (h)	260	259
OBX 2026-NQM7 Trust
Series 2026-M1-NQM7, REMIC, 5.83%, 04/25/66 (h)	194	192
Series 2026-A3-NQM7, REMIC, 5.64%, 04/26/66 (c)	881	880
OBX 2024-NQM1 Trust
Series 2024-A1-NQM1, REMIC, 5.93%, 12/25/27 (c)	484	484
OBX 2024-NQM14 Trust
Series 2024-M1-NQM14, REMIC, 5.58%, 09/25/28 (h)	715	713
OBX 2025-HE1 Trust
Series 2025-A1-HE1, 5.39%, (SOFR 30-Day Average + 1.60%), 02/25/55 (h)	495	496
Series 2025-M1-HE1, 5.70%, (SOFR 30-Day Average + 1.90%), 02/25/55 (h)	244	245
OBX 2026-NQM8 Trust
Series 2026-A3-NQM8, REMIC, 5.60%, 05/25/66 (c)	266	265
Series 2026-M1-NQM8, REMIC, 5.79%, 05/25/66 (h)	352	350
OBX 2026-NQM9 Trust
Series 2026-M1-NQM9, REMIC, 5.82%, 05/25/66 (h)	600	600
OBX 2026-R2 Trust
Series 2026-A3-R2, REMIC, 5.71%, 03/25/63 (c)	157	157
Series 2026-M1-R2, REMIC, 5.93%, 03/25/63 (h)	230	229
OCP CLO 2020-19, Ltd.
Series 2020-A1R2-19A, 4.86%, (3 Month Term SOFR + 1.18%), 04/20/38 (h)	1,450	1,449
One Market Plaza Trust 2017-1MKT
Series 2017-B-1MKT, REMIC, 3.85%, 02/10/32	451	433
Series 2017-C-1MKT, REMIC, 4.02%, 02/10/32	449	428
ONNI Commercial Mortgage Trust 2024-APT
Series 2024-C-APT, REMIC, 6.43%, 07/20/29 (h)	1,053	1,062
ORL 2024-GLKS Mortgage Trust
Series 2024-D-GLKS, REMIC, 6.42%, (1 Month Term SOFR + 2.79%), 12/15/26 (h)	697	700
Oryx Funding LLC
Series 2026-A2-1A, 6.30%, 06/05/56	2,331	2,338
P11 Commercial Mortgage Trust 2025-P11
Series 2025-C-P11, REMIC, 6.51%, 08/12/30 (h)	362	373
Series 2025-D-P11, REMIC, 7.38%, 08/12/30 (h)	1,059	1,095

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Pk Alift Loan Funding 6 LP
Series 2025-A-1, 5.37%, 12/15/31	1,315	1,307
Pk Alift Loan Funding 8 LP
Series 2026-C-1, 5.00%, 09/15/43	1,181	1,157
PRKCM 2025-AFC1 Trust
Series 2025-A3-AFC1, REMIC, 5.36%, 10/25/60 (c)	887	881
PRKCM 2026-AFC3 Trust
Series 2026-A3-AFC3, REMIC, 5.69%, 04/25/30 (c)	3,351	3,348
PRKCM 2026-AFC4 Trust
Series 2026-M1-AFC4, REMIC, 6.04%, 07/25/61 (h)	195	195
PRM Trust 2025-PRM6
Series 2025-E-PRM6, REMIC, 6.58%, 07/05/28 (h)	1,565	1,561
QTS Issuer ABS II LLC
Series 2026-A2-4A, 5.70%, 03/05/31	1,012	1,007
Series 2026-B-4A, 6.73%, 03/05/31	979	965
Series 2026-A2-5A, 6.18%, 03/07/33	560	567
Series 2025-A2-1A, 5.04%, 10/05/55	826	809
RCKT Mortgage Trust 2025-CES10
Series 2025-A1A-CES10, REMIC, 4.89%, 10/25/29 (c)	287	284
Series 2025-A2-CES10, REMIC, 5.16%, 10/25/29 (c)	353	349
Series 2025-A3-CES10, REMIC, 5.31%, 10/25/29 (c)	856	846
RCKT Mortgage Trust 2025-CES8
Series 2025-A1A-CES8, REMIC, 5.15%, 08/25/29 (c) (h)	955	952
ROCK Trust 2024-CNTR
Series 2024-B-CNTR, REMIC, 5.93%, 11/15/29	800	814
Series 2024-D-CNTR, REMIC, 7.11%, 11/15/41	1,689	1,746
RR 45 LTD
Series 2026-C1-45A, 6.34%, (3 Month Term SOFR + 2.60%), 07/15/41 (h)	2,800	2,800
Santander Drive Auto Receivables Trust 2025-1
Series 2025-D-1, 5.43%, 04/16/29	1,939	1,957
SCCU Auto Receivables Trust 2025-1
Series 2025-C-1A, 5.08%, 07/16/29	363	361
SFO Commercial Mortgage Trust 2021-555
Series 2021-C-555, REMIC, 5.54%, (1 Month Term SOFR + 1.91%), 05/15/28 (h)	415	414
Series 2021-D-555, REMIC, 6.14%, (1 Month Term SOFR + 2.51%), 05/15/28 (h)	880	877
SG Residential Mortgage Trust 2026-4
Series 2026-M1-4, REMIC, 6.10%, 07/01/66 (h)	409	410
Sierra Timeshare 2023-1 Receivables Funding LLC
Series 2023-C-1A, 7.00%, 01/20/40	101	103
Sierra Timeshare 2023-2 Receivables Funding LLC
Series 2023-C-2A, 7.30%, 04/20/40	82	84
Series 2023-D-2A, 9.72%, 04/20/40	139	143
Series 2023-D-3A, 9.44%, 09/20/40	259	266
Sierra Timeshare 2024-1 Receivables Funding LLC
Series 2024-C-1A, 5.94%, 09/20/31	223	225
Series 2024-D-1A, 8.02%, 09/20/31	67	67
Sierra Timeshare 2024-2 Receivables Funding LLC
Series 2024-C-2A, 5.83%, 06/20/41	306	309
Sierra Timeshare 2024-3 Receivables Funding LLC
Series 2024-C-3A, 5.32%, 08/20/41	444	444
Series 2024-D-3A, 6.93%, 08/20/41	188	187
Sierra Timeshare 2025-1 Receivables Funding LLC
Series 2025-D-1A, 6.86%, 01/21/42	460	457
Sierra Timeshare 2025-2 Receivables Funding LLC
Series 2025-C-2A, 5.32%, 04/20/44	279	279
Series 2025-D-2A, 6.79%, 04/20/44	332	331
Signal Peak CLO 4, Ltd.
Series 2024-D1-11A, 6.78%, (3 Month Term SOFR + 3.10%), 07/18/37 (h)	2,000	2,003
Sixth Street CLO XIX, Ltd.
Series 2020-D1R-15A, 6.82%, (3 Month Term SOFR + 3.15%), 10/26/37 (h)	500	500
SLG Office Trust 2026-OMA
Series 2026-D-OMA, REMIC, 5.79%, 04/15/31 (h)	925	927
SMRT 2022-MINI
Series 2022-E-MINI, REMIC, 6.33%, (1 Month Term SOFR + 2.70%), 01/18/39 (h)	1,070	1,068
SoFi Consumer Loan Program 2026-2 Trust
Series 2026-D-2, 5.37%, 03/25/36	3,362	3,346
SoFi Professional Loan Program 2020-A Trust
Series 2020-BFX-A, REMIC, 3.12%, 05/15/46	403	368
Sotheby's ArtFi Master Trust
Series 2026-B-1A, 4.90%, 03/20/28	484	482
Series 2026-D-1A, 5.54%, 03/20/28	427	427
Stack Infrastructure Issuer, LLC
Series 2025-A2-1A, 5.00%, 05/28/30	1,265	1,225
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (h)	3,608	3,089
Summit Issuer, LLC
Series 2025-A2-1A, 5.21%, 11/20/30	2,096	2,075
Symphony CLO 54 Ltd
Series 2026-D-54A, 0.00%, (3 Month Term SOFR + 2.60%), 07/22/39 (h)	3,000	3,000
TCO Commercial Mortgage Trust 2024-DPM
Series 2024-C-DPM, REMIC, 5.62%, (1 Month Term SOFR + 1.99%), 12/17/29 (h)	375	375
Towd Point Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 3.75%, 09/25/31	1,044	983
Towd Point Mortgage Trust 2024-CES1
Series 2024-A1B-CES1, REMIC, 6.05%, 09/25/31 (h)	92	92
Towd Point Mortgage Trust 2024-CES2
Series 2024-A1A-CES2, REMIC, 6.13%, 04/25/31 (h)	743	744
Trafigura Securitisation Finance Public Limited Company
Series 2024-B2-1A, 7.29%, 05/15/27 (b)	996	1,007
Trestles CLO III LTD
Series 2020-D1R-3A, 6.83%, (3 Month Term SOFR + 3.15%), 10/20/37 (h)	1,000	1,001
Trestles CLO IX Ltd
Series 2025-D1-9A, 6.32%, (3 Month Term SOFR + 2.65%), 01/15/39 (h)	2,000	1,999
TRTX 2025-FL7 Issuer, Ltd.
Series 2025-C-FL7, REMIC, 5.84%, (1 Month Term SOFR + 2.20%), 06/18/43 (c) (h)	1,494	1,500
Series 2025-D-FL7, REMIC, 6.29%, (1 Month Term SOFR + 2.65%), 06/18/43 (c) (h)	693	693
Series 2025-E-FL7, REMIC, 6.89%, (1 Month Term SOFR + 3.25%), 06/18/43 (c) (h)	307	308
U.S. Bank National Association
Series 2026-B1-RVM1, 4.96%, 12/25/46	699	690
Uniti Fiber Abs Issuer Llc
Series 2025-B-1A, 6.37%, 04/22/30	1,444	1,460
Vantage Data Centers Issuer, LLC
Series 2025-A2-1A, 5.13%, 08/15/30	4,947	4,859
Series 2025-A2-2A, 5.24%, 11/15/55	159	155
VB-S1 Issuer, LLC
Series 2026-D-1A, 5.19%, 03/15/31	1,895	1,861
Verus Securitization Trust 2021-6
Series 2021-A3-6, REMIC, 1.89%, 10/25/66 (h)	1,052	894
Verus Securitization Trust 2024-4
Series 2024-M1-4, REMIC, 6.70%, 06/25/69 (h)	310	312
Verus Securitization Trust 2024-7
Series 2024-A3-7, REMIC, 5.40%, 09/25/69 (c) (h)	432	431
Verus Securitization Trust 2025-3
Series 2025-M1-3, REMIC, 6.65%, 05/25/70 (h)	360	364
Verus Securitization Trust 2025-4
Series 2025-A3-4, REMIC, 5.75%, 05/25/70 (c)	482	482
Series 2025-M1-4, REMIC, 6.30%, 05/25/70 (h)	405	408
Verus Securitization Trust 2025-6
Series 2025-A3-6, 5.72%, 07/25/70 (c)	1,332	1,333
Verus Securitization Trust 2026-4
Series 2026-M1-R4, REMIC, 6.01%, 12/25/67 (h)	270	271
Series 2026-A2-4, REMIC, 5.32%, 04/25/71 (c)	598	596
Series 2026-A3-4, REMIC, 5.48%, 04/25/71 (c)	448	445
Verus Securitization Trust 2026-5
Series 2026-A3-5, REMIC, 5.72%, 05/25/71 (c)	476	475

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Series 2026-M1-5, REMIC, 5.91%, 05/25/71 (h)	266	266
Verus Securitization Trust 2026-R5
Series 2026-A3-R5, REMIC, 5.76%, 03/25/68 (c)	407	407
Series 2026-M1-R5, REMIC, 6.25%, 03/25/68 (h)	470	474
Volofin Finance (Ireland) Designated Activity Company
Series 2024-A-1A, 5.94%, 03/17/31	377	377
Series 2024-B-1A, 6.21%, 11/17/31	168	168
Wells Fargo Commercial Mortgage Securities, Inc.
Series 2024-D-1CHI, REMIC, 6.71%, 07/15/27 (h)	454	455
Wells Fargo Commercial Mortgage Trust 2017-C39
Series 2017-C-C39, REMIC, 4.12%, 08/17/27	301	278
Wells Fargo Commercial Mortgage Trust 2025-609M
Series 2025-C-609M, REMIC, 5.97%, (1 Month Term SOFR + 2.34%), 08/16/27 (h)	1,565	1,561
Westlake Automobile Receivables Trust 2025-2
Series 2025-D-2A, 5.08%, 05/15/31	1,535	1,535
Westlake Automobile Receivables Trust 2026-2
Series 2026-D-2A, 5.25%, 03/15/32	1,374	1,366
Willis Engine Structured Trust VIII
Series 2025-B-A, 6.07%, 06/16/31 (c)	517	508
Wireless Propco Funding LLC
Series 2025-B-1A, 4.30%, 06/25/30	285	268
Series 2025-C-1A, 8.69%, 06/25/30	1,000	1,005
Total Non-U.S. Government Agency Asset-Backed Securities (cost $250,672)		249,311
INVESTMENT COMPANIES 1.5%
iShares iBoxx $ High Yield Corporate Bond ETF (e)	26	2,097
VanEck J. P. Morgan EM Local Currency Bond ETF	713	18,224
Total Investment Companies (cost $19,907)		20,321
SENIOR FLOATING RATE INSTRUMENTS 0.4%
Industrials 0.2%
Focus Financial Partners, LLC
2025 Incremental Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 09/15/31 (h)	2,593	2,527
Financials 0.2%
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 02/16/28 (h)	2,407	2,376
Total Senior Floating Rate Instruments (cost $4,978)		4,903
COMMON STOCKS 0.0%
Financials 0.0%
Edcon Holdings Ltd. (d) (o)	14,399	—
Edcon Holdings Ltd. (d) (o)	124,902	—
Total Common Stocks (cost $106)		—
SHORT TERM INVESTMENTS 2.6%
Securities Lending Collateral 1.6%
JNL Government Money Market Fund - Class SL, 3.63% (p) (q)	21,507	21,507
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 3.53% (p) (q)	13,065	13,065
Total Short Term Investments (cost $34,572)		34,572
Total Investments 111.6% (cost $1,484,621)		1,484,051
Other Derivative Instruments 0.2%		2,405
Other Assets and Liabilities, Net (11.8)%		(156,209)
Total Net Assets 100.0%		1,330,247

(a) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2026, the total payable for investments purchased on a delayed delivery basis was $163,058.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $265,524 and 20.0% of the Fund.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) All or a portion of the security was on loan as of June 30, 2026.

(f) Non-income producing security.

(g) As of June 30, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Treasury inflation indexed note, par amount is adjusted for inflation.

(j) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(k) Convertible security.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(n) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(o) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Neuberger Berman Strategic Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	22,596	479,984	489,515	987	—	—	13,065	1.0
JNL Government Money Market Fund, 3.63% - Class SL	12,802	104,612	95,907	403	—	—	21,507	1.6
	35,398	584,596	585,422	1,390	—	—	34,572	2.6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
A2a S.P.A., 5.00% (callable at 100, 06/11/29)	11/12/25	391	382	—
AA Bond Co Limited, 8.45%, 01/31/28	12/05/23	256	275	—
AA Bond Co Limited, 5.50%, 07/31/32	04/23/26	132	131	—
Abertis Infraestructuras Finance B.V., 4.75% (callable at 100, 11/23/30)	07/23/25	120	116	—
Abertis Infraestructuras Finance B.V., 4.87% (callable at 100, 11/28/29)	05/21/25	823	814	0.1
Accor, 4.88% (callable at 100, 06/06/30)	05/29/25	350	347	—
Admiral Group PLC, 8.50%, 01/06/34	04/23/26	151	151	—
Aegis Lux 1A S.a r.l., 5.63%, 10/29/31	03/17/26	196	197	—
Affinity Water Finance PLC, 6.25%, 09/12/40	04/23/26	132	131	—
Ahlstrom Oyj, 3.63%, 02/04/28	09/24/24	450	456	—
Air France - KLM, 4.63%, 05/23/29	09/24/24	347	352	—
Albion Financing 2 S.a r.l., 5.38%, 05/21/30	07/23/25	332	325	—
Allianz SE, 3.20% (callable at 100, 10/30/27)	04/27/22	1,818	2,107	0.2
Allied Universal Holdco LLC, 4.88%, 06/01/28	01/05/24	475	493	0.1
Allwyn Entertainment Financing (UK) PLC, 4.13%, 02/15/31	03/17/26	200	202	—
Altice France, 5.50%, 10/15/31	10/13/25	994	1,015	0.1
Amber FinCo PLC, 6.63%, 07/15/29	09/24/24	224	230	—
Anheuser-Busch InBev, 3.75%, 03/22/37	04/23/26	242	240	—
APA Infrastructure Limited, 7.13%, 11/09/83	01/16/24	706	726	0.1
Ardagh Metal Packaging Finance Public Limited Company, 5.00%, 01/30/31	03/17/26	372	368	—
Assemblin Caverion Group AB, 6.25%, 07/01/30	09/05/24	361	354	—
Athene Global Funding, 3.72%, 08/22/32	04/23/26	171	168	—
Atos SE, 9.36%, 12/18/29	05/21/25	512	566	0.1
Atos SE, 5.20%, 12/18/30	05/21/25	232	250	—
AusNet Services Holdings Pty Ltd, 1.63%, 03/11/81	12/11/23	538	617	0.1
B&M European Value Retail S.A., 4.00%, 11/15/28	07/02/24	121	128	—
B&M European Value Retail S.A., 6.50%, 11/27/31	02/12/25	236	247	—
Banco De Sabadell SA, 6.00%, 08/16/33	09/12/25	246	239	—
Bayer Aktiengesellschaft, 5.38%, 03/25/82	12/06/23	767	824	0.1
Bayerische Landesbank, 1.38%, 11/22/32	04/23/26	227	223	—
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28	06/25/26	107	108	—
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	12/09/21	292	278	—
Beach Acquisition Bidco, LLC, 5.25%, 07/15/32	09/12/25	812	787	0.1
Belden Inc., 3.38%, 07/15/31	03/17/26	158	153	—
Belden Inc., 4.25%, 02/01/33	03/17/26	273	268	—
Bellis Acquisition Company PLC, 8.13%, 05/14/30	06/24/24	358	348	—
Bellis Acquisition Company PLC, 8.00%, 07/01/31	05/07/26	114	111	—
Benteler International Aktiengesellschaft, 7.25%, 06/15/31	08/27/25	870	860	0.1
Boots Group Finco LP, 5.38%, 08/31/32	09/12/25	331	322	—
BP Capital Markets P.L.C., 4.38% (callable at 100, 08/19/31)	04/30/25	111	117	—
British Telecommunications Public Limited Company, 8.38%, 12/20/83	09/08/23	1,696	1,775	0.1
BUPA Finance PLC., 6.63%, 11/18/45	04/23/26	130	131	—
Can-Pack SA, 4.88%, 01/15/32	06/22/26	192	192	—
CD&R Firefly Bidco PLC, 8.63%, 04/30/29	04/14/25	375	381	—
Ceconomy AG, 6.25%, 07/15/29	03/26/26	350	347	—
Celsa OpCo S.A., 7.90%, 12/15/30	02/16/26	724	709	0.1
Cesar S.P.A., 6.50%, 09/30/31	12/05/24	215	233	—
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30	09/19/23	655	661	0.1
Cirsa Finance International S.a r.l., 7.88%, 07/31/28	12/05/23	439	468	0.1
Cirsa Finance International S.a r.l., 6.50%, 03/15/29	09/24/24	342	348	—
CMA CGM, 5.00%, 01/15/31	09/12/25	381	373	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.90%, 08/12/37	05/10/22	1,372	1,587	0.1
Constellium SE, 5.38%, 08/15/32	09/24/24	417	421	—
Co-operative Group Limited, 7.50%, 07/08/26	10/05/23	122	133	—
Country Garden Holdings Company Limited, 0.00%, 08/06/30	02/22/21	22	33	—
CPI Property Group, 7.50% (callable at 100, 03/24/31)	06/25/25	231	216	—
CPI Property Group, 4.00%, 01/22/28	10/21/24	124	129	—
CPI Property Group, 1.75%, 01/14/30	05/02/24	181	194	—
CPI Property Group, 6.00%, 01/27/32	05/21/25	961	919	0.1
CPUK Mortgage Finance Limited, 4.50%, 08/28/27	05/13/25	342	341	—
CPUK Mortgage Finance Limited, 6.88%, 08/28/32	04/22/26	317	308	—
CTEC II GmbH, 5.25%, 02/15/30	03/13/24	403	420	—
Currenta Group Holdings S.a r.l., 5.50%, 05/15/30	07/23/25	449	434	—
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	12/05/23	252	267	—
Darling Global Finance B.V., 4.50%, 07/15/32	08/11/25	445	432	—
DeepOcean AS, 6.00%, 04/08/31	05/15/26	233	228	—
Deuce Finco PLC, 7.00%, 11/20/31	04/22/26	237	236	—
Deutsche Lufthansa Aktiengesellschaft, 5.25%, 01/15/55	04/14/25	467	467	0.1
Doha Finance Limited, 4.50%, 03/16/31	11/05/25	788	774	0.1
Dovalue S.P.A., 7.00%, 02/28/30	11/28/25	244	239	—
Dufry One B.V., 4.50%, 05/23/32	07/15/25	725	710	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Edcon Holdings Ltd.	02/27/17	11	—	—
Edcon Holdings Ltd.	02/28/17	95	—	—
Edge Finco PLC, 8.13%, 08/15/31	12/05/24	480	498	0.1
EDP-Energias de Portugal Sociedade Anonima Sucursal en Espana, 4.75%, 05/29/54	05/13/25	582	581	0.1
EDP-Energias de Portugal Sociedade Anonima Sucursal en Espana, 4.63%, 09/16/54	04/01/25	934	927	0.1
EIG Pearl Holdings S.a r.l., 3.55%, 08/31/36	11/05/25	703	687	0.1
Eircom Limited, 5.00%, 04/30/31	01/23/26	683	658	0.1
Electricite de France, 2.63% (callable at 100, 12/01/27)	01/10/24	634	672	0.1
Electricite de France, 3.38% (callable at 100, 06/15/30)	09/24/24	410	440	—
Electricite de France, 4.38% (callable at 100, 01/06/31)	04/09/26	809	795	0.1
Electricite de France, 7.50% (callable at 100, 09/06/28)	12/11/23	1,429	1,472	0.1
Electricite de France, 4.63%, 05/07/45	04/23/26	228	227	—
Elia Group, 5.85% (callable at 100, 03/15/28)	12/11/23	325	354	—
Elior Group, 5.63%, 03/15/30	03/05/26	310	290	—
ENEL - SPA, 4.50% (callable at 100, 10/14/32)	11/12/25	380	370	—
ENEL - SPA, 6.38% (callable at 100, 04/16/28)	01/04/24	503	537	0.1
Energizer Gamma Acquisition B.V., 3.50%, 06/30/29	10/31/23	338	390	—
Ephios Subco 3 S.a r.l., 7.88%, 01/31/31	05/21/25	363	360	—
Eroski Sociedad Cooperativa, 5.75%, 05/15/31	03/19/26	194	196	—
Essendi S.A., 5.50%, 11/15/31	08/13/25	478	463	0.1
Eurofins Scientific SE, 6.75% (callable at 100, 04/24/28)	05/14/24	770	773	0.1
Eutelsat Communications, 6.25%, 03/15/33	06/01/26	377	365	—
Fastighets AB Balder, 4.00%, 03/04/33	04/23/26	171	168	—
Flora Food Management B.V., 6.88%, 07/02/29	11/01/24	403	411	—
Flutter Treasury Designated Activity Company, 4.00%, 06/04/31	11/20/25	235	230	—
Flutter Treasury Designated Activity Company, 6.13%, 06/04/31	09/12/25	274	264	—
FNAC Darty, 6.00%, 04/01/29	10/16/25	511	500	0.1
Forvia, 3.75%, 06/15/28	12/10/25	113	110	—
Forvia, 5.63%, 06/15/30	05/21/25	769	769	0.1
Forvia, 5.38%, 03/15/31	11/20/25	272	268	—
Fressnapf Holding SE, 5.25%, 10/31/31	05/15/25	810	809	0.1
Froneri Lux Topco S.a r.l., 4.75%, 08/01/32	09/12/25	444	423	—
GA Global Funding Trust, 4.13%, 09/16/35	04/23/26	170	168	—
Gatwick Airport Finance PLC, 6.00%, 11/21/30	02/24/26	321	309	—
Gestamp Automocion Sociedad Anonima, 4.38%, 10/15/30	11/28/25	353	342	—
Glencore Capital Finance Designated Activity Company, 3.67%, 10/06/32	04/23/26	139	137	—
Glencore Finance (Canada) Limited, 6.00%, 11/15/41	04/27/22	1,969	1,922	0.2
Globalworth Real Estate Investments Limited, 6.25%, 03/31/29	05/29/25	168	169	—
Gobierno de la Republica de Costa Rica, 7.16%, 03/12/45	08/08/24	474	486	0.1
Goodyear Europe B.V., 2.75%, 08/15/28	06/01/26	193	188	—
Grifols Escrow Issuer S.A., 3.88%, 10/15/28	04/25/24	602	629	0.1
Grifols, S.A., 7.50%, 05/01/30	10/31/24	630	644	0.1
Grunenthal GmbH, 4.63%, 11/15/31	02/17/25	973	967	0.1
Gruppo San Donato S.P.A., 6.50%, 10/31/31	01/05/26	239	226	—
GTECH S.p.A., 4.88%, 01/31/31	04/28/26	356	349	—
Guala Closures S.p.A., 3.25%, 06/15/28	11/04/24	137	145	—
Gulf International Bank B.S.C., 5.75%, 06/05/29	11/04/25	1,353	1,335	0.1
Hammerson PLC, 5.88%, 10/08/36	04/23/26	131	131	—
Heimstaden AB, 8.38%, 01/29/30	03/17/25	646	645	0.1
Heimstaden Bostad AB, 2.63% (callable at 100, 02/01/27)	10/29/24	96	113	—
Heimstaden Bostad AB, 3.00% (callable at 100, 10/29/27)	06/04/24	236	280	—
Heimstaden Bostad AB, 6.25% (callable at 100, 12/04/29)	05/20/25	451	474	0.1
Heimstaden Bostad AB, 1.63%, 10/13/31	09/08/23	307	364	—
Holding D'infrastructures Des Metiers De L'environnement, 4.88%, 10/24/29	12/09/24	570	564	0.1
IHO Verwaltungs GmbH, 7.00%, 11/15/31	04/22/26	385	377	—
INEOS Finance PLC, 6.38%, 04/15/29	04/22/26	278	275	—
Intesa Sanpaolo SPA, 6.38% (callable at 100, 03/30/28)	09/12/25	324	313	—
Italmatch Chemicals S.p.A., 6.25%, 02/05/31	04/22/26	159	157	—
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28	01/11/24	388	383	—
Jerrold Finco PLC, 7.50%, 06/15/31	08/14/25	380	368	—
Kier Group PLC, 9.00%, 02/15/29	12/09/24	282	296	—
Koninklijke KPN N.V., 4.88% (callable at 100, 06/18/29)	11/12/25	391	382	—
Kronos International, Inc., 9.50%, 03/15/29	02/22/24	308	287	—
LANXESS Aktiengesellschaft, 1.75%, 03/22/28	03/26/26	333	332	—
LHMC Finco 2 S.A R.L., 8.63%, 05/15/30	01/12/26	196	194	—
Lottomatica S.p.A., 5.38%, 06/01/30	09/24/24	205	211	—
Lune Holdings S.a r.l., 5.63%, 11/15/28	06/06/23	188	6	—
Maya, 5.63%, 10/15/28	12/05/23	1,114	1,117	0.1
Mehilainen Yhtiot Oy, 5.13%, 06/30/32	09/12/25	656	638	0.1
Miller Homes Group (Finco) PLC, 7.00%, 05/15/29	01/16/24	244	263	—
MKS Inc., 4.25%, 02/15/34	03/17/26	790	778	0.1
Motability Operations Group PLC, 4.13%, 02/04/38	04/23/26	416	408	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Motel One GmbH, 7.75%, 04/02/31	07/09/24	177	194	—
MPT Operating Partnership, L.P., 7.00%, 02/15/32	05/21/25	390	379	—
New Immo Holding, 6.00%, 03/22/29	05/29/25	449	470	0.1
Nexans, 4.25%, 03/11/30	09/02/25	479	465	0.1
Next Group PLC, 3.63%, 05/18/28	09/25/18	395	390	—
Nidda Healthcare Holding GmbH, 5.63%, 02/21/30	02/05/25	761	769	0.1
Nissan Motor Co., Ltd., 5.25%, 07/17/29	09/12/25	191	185	—
Nissan Motor Co., Ltd., 6.38%, 07/17/33	01/12/26	121	117	—
Nomad Foods Bondco PLC, 2.50%, 06/24/28	03/20/26	224	224	—
Northumbrian Water Finance PLC, 5.38%, 07/22/32	04/23/26	132	131	—
Oak-Eagle AcquireCo, Inc., 6.25%, 07/01/33	05/22/26	662	654	0.1
Olympus Water US Holding Corporation, 3.88%, 10/01/28	11/01/24	279	297	—
Olympus Water US Holding Corporation, 5.38%, 10/01/29	11/12/25	159	161	—
Olympus Water US Holding Corporation, 6.13%, 02/15/33	03/17/26	268	270	—
Ontex Group, 5.25%, 04/15/30	05/21/25	389	346	—
Ooredoo International Finance Limited, 4.63%, 10/10/34	11/05/25	835	816	0.1
Optics BidCo S.p.A., 6.88%, 02/15/28	05/15/25	731	728	0.1
Optics BidCo S.p.A., 1.63%, 01/18/29	06/01/26	191	188	—
Orsted A/S, 5.13% (callable at 100, 09/14/29)	05/15/25	562	570	0.1
Orsted A/S, 5.25%, 12/08/22	04/22/24	330	350	—
Pachelbel BidCo S.p.A., 7.13%, 05/17/31	05/13/25	472	470	0.1
Paprec Holding, 4.50%, 07/15/32	10/06/25	399	382	—
Pension Insurance Corporation PLC, 6.88%, 11/15/34	04/23/26	136	136	—
Petroleos Mexicanos, 4.75%, 02/26/29	10/16/24	362	388	—
PLT VII Finance S.a r.l., 6.00%, 06/15/31	04/22/26	157	153	—
PPI Public Property Invest AB (publ), 3.88%, 10/16/31	04/23/26	137	136	—
Primo Water Holdings Inc., 3.88%, 10/31/28	02/14/25	355	388	—
Progroup AG, 5.38%, 04/15/31	10/31/24	334	350	—
Proximus, 4.75% (callable at 100, 07/02/31)	05/13/25	467	464	0.1
Prysmian S.p.A., 5.25% (callable at 100, 05/21/30)	07/24/25	469	460	0.1
Punch Finance PLC, 7.88%, 12/30/30	07/23/25	464	458	—
Q-Park Holding I B.V., 5.13%, 02/15/30	07/16/25	479	469	0.1
RAC Bond Co PLC, 5.25%, 11/04/27	05/17/23	249	262	—
RAC Bond Co PLC, 5.75%, 11/06/29	04/23/26	136	134	—
Rakuten Group, Inc., 4.25% (callable at 100, 04/22/27)	03/20/25	432	451	—
RCI Banque, 5.50%, 10/09/34	12/02/25	121	118	—
Renault, 3.88%, 09/30/30	11/12/25	349	342	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/27	06/24/26	493	479	0.1
Roquette Freres, 6.00% (callable at 100, 01/21/32)	06/01/26	349	345	—
Rossini S.a r.l., 6.00%, 12/31/29	11/01/24	227	241	—
Royal Bank of Canada, 3.99%, 07/22/31	04/17/26	1,150	1,111	0.1
Royal Bank of Canada, 4.46%, 10/17/35	04/21/26	1,167	1,125	0.1
Santander UK Group Holdings PLC, 2.96%, 02/16/30	04/23/26	173	170	—
Schaeffler AG, 4.75%, 08/14/29	04/14/25	112	117	—
Schaeffler AG, 4.50%, 03/28/30	05/23/24	1,352	1,388	0.1
Schaeffler AG, 5.38%, 04/01/31	10/02/25	244	238	—
Shift4 Payments, LLC, 5.50%, 05/15/33	09/12/25	328	301	—
Silgan Holdings Inc., 4.25%, 02/15/31	10/28/25	315	302	—
Snf Group, 4.50%, 03/15/32	05/21/25	271	273	—
Societe Generale, 3.75%, 09/02/33	04/23/26	116	114	—
SoftBank Group Corp., 5.25%, 10/10/29	09/12/25	403	383	—
SoftBank Group Corp., 5.88%, 07/10/31	04/22/26	196	194	—
SSE PLC, 4.00% (callable at 100, 01/21/28)	12/11/23	415	459	—
Stedin Holding NV, 1.50% (callable at 100, 12/31/26)	12/11/23	196	225	—
Stellantis N.V., 6.25% (callable at 100, 03/16/31)	04/28/26	380	369	—
Stellantis N.V., 6.88% (callable at 100, 12/16/33)	04/28/26	433	418	—
Stellantis N.V., 8.25% (callable at 100, 06/16/32)	04/28/26	132	129	—
Stellantis N.V., 4.63%, 06/06/35	04/23/26	138	133	—
Sudzucker International Finance B.V., 5.95% (callable at 100, 05/28/30)	07/23/25	348	337	—
Sunrise FinCo I B.V., 4.63%, 05/15/32	04/22/26	316	308	—
Sunrise HoldCo IV B.V., 3.88%, 06/15/29	11/20/25	389	387	—
TAP–Transportes Aereos Portugueses, SGPS, S.A., 5.13%, 11/15/29	03/04/25	812	812	0.1
TeamSystem S.p.A., 5.00%, 07/01/31	02/18/26	207	203	—
Techem Verwaltungsgesellschaft 675 mbH, 5.38%, 07/15/29	07/17/25	745	732	0.1
Telecom Italia S.p.A., 7.88%, 07/31/28	12/05/23	274	295	—
Telecom Italia S.p.A., 3.63%, 09/30/30	11/12/25	292	286	—
Telefonica Europe B.V., 2.88% (callable at 100, 06/24/27)	05/04/23	877	905	0.1
Telefonica Europe B.V., 5.75% (callable at 100, 01/15/32)	05/15/25	842	844	0.1
Telefonica Europe B.V., 6.14% (callable at 100, 02/03/30)	05/21/25	235	242	—
Telefonica Europe B.V., 6.75% (callable at 100, 06/07/31)	04/18/24	337	375	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.63%, 10/15/28	11/10/21	267	273	—
Teva Pharmaceutical Finance Netherlands II B.V., 4.38%, 05/09/30	12/05/23	1,227	1,280	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TMNL Holding BV, 3.75%, 01/15/29	05/06/22	646	706	0.1
TotalEnergies SE, 4.50% (callable at 100, 08/19/34)	04/30/25	335	344	—
Toucan Finco Ltd., 8.25%, 05/15/30	04/10/26	195	199	—
Trivium Packaging Finance B.V., 6.63%, 07/15/30	07/23/25	249	245	—
TUI Cruises GmbH, 5.00%, 05/15/30	05/21/25	290	289	—
UGI International, LLC, 2.50%, 12/01/29	05/08/24	386	390	—
Unibail-Rodamco-Westfield SE, 4.75% (callable at 100, 06/11/31)	11/17/25	715	687	0.1
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A., 5.38%, 04/16/34	09/12/25	555	536	0.1
United Group B.V., 4.63%, 08/15/28	07/04/23	180	206	—
United Group B.V., 6.75%, 02/15/31	11/25/25	527	518	0.1
United Utilities Water Finance PLC, 5.75%, 05/28/51	04/23/26	118	117	—
Valeo, 4.50%, 04/11/30	07/25/25	352	347	—
Valeo, 5.13%, 05/20/31	09/04/25	836	825	0.1
Valeo, 4.63%, 03/23/32	11/20/25	115	114	—
Vattenfall AB, 6.88%, 08/17/83	12/11/23	378	404	—
Veolia Environnement, 2.50% (callable at 100, 01/20/29)	06/11/25	1,004	991	0.1
Veolia Environnement, 4.37% (callable at 100, 05/20/30)	08/13/25	240	231	—
Veolia Environnement, 5.99% (callable at 100, 11/22/28)	01/10/24	563	599	0.1
Verisure Midholding AB, 5.25%, 02/15/29	12/05/23	695	750	0.1
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	05/06/22	738	704	0.1
VMED O2 UK Financing I PLC, 5.63%, 04/15/32	02/19/26	318	275	—
Vodafone Group Public Limited Company, 4.13%, 09/12/55	04/23/26	149	146	—
Vodafone Group Public Limited Company, 3.00%, 08/27/80	05/21/25	1,216	1,203	0.1
Vodafone Group Public Limited Company, 6.50%, 08/30/84	12/11/23	564	612	0.1
Volkswagen International Finance N.V., 3.75% (callable at 100, 12/28/27)	12/11/23	504	568	0.1
Volkswagen International Finance N.V., 3.88% (callable at 100, 06/14/27)	04/22/26	469	456	—
Vonovia SE, 4.50%, 11/12/40	04/23/26	227	226	—
VZ Secured Financing B.V., 5.25%, 01/15/33	11/18/25	251	233	—
Wessex Water Services Limited, 6.13%, 09/19/34	04/23/26	134	133	—
Wintershall Dea GmbH, 3.00% (callable at 100, 07/20/28)	10/11/23	388	444	—
Yorkshire Water Finance PLC, 6.63%, 07/22/40	04/23/26	132	131	—
Zegona Finance PLC, 6.75%, 07/15/29	12/09/24	251	272	—
ZF Friedrichshafen AG, 6.13%, 03/13/29	05/21/25	820	824	0.1
ZF Friedrichshafen AG, 3.00%, 10/23/29	12/05/23	851	869	0.1
Ziggo B.V., 2.88%, 01/15/30	05/19/25	143	147	—
		106,503	107,310	8.1

Summary of Investments by Country^	Total Long Term Investments
United States of America	75.8%
Canada	2.7
United Kingdom	2.5
France	2.5
Germany	1.4
Mexico	1.3
Cayman Islands	1.2
Netherlands	0.9
Brazil	0.8
Spain	0.8
South Africa	0.7
Italy	0.5
Switzerland	0.5
Saudi Arabia	0.5
Argentina	0.5
Dominican Republic	0.5
Cote D'Ivoire	0.4
Romania	0.4
United Arab Emirates	0.4
Egypt	0.4
Poland	0.4
Peru	0.3
Chile	0.3
Morocco	0.3
Turkey	0.3
Ireland	0.3
Sweden	0.2
Qatar	0.2
Hungary	0.2
Colombia	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Summary of Investments by Country^	Total Long Term Investments
Costa Rica	0.2
Israel	0.2
Portugal	0.2
Australia	0.2
Panama	0.1
Finland	0.1
Oman	0.1
Japan	0.1
Belgium	0.1
Angola	0.1
Norway	0.1
Czech Republic	0.1
Ghana	0.1
Guatemala	0.1
Bahrain	0.1
Kazakhstan	0.1
Ukraine	0.1
Denmark	0.1
Serbia	0.1
Austria	0.1
Luxembourg	0.1
Indonesia	0.1
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SOFR Index	353	March 2027		85,306	(26)	(621)
Canada 5 Year Bond	323	September 2026	CAD	36,444	(2)	61
Euro BOBL	6	September 2026	EUR	689	—	4
Euro Bund	95	September 2026	EUR	11,970	(8)	146
Euro Schatz	41	September 2026	EUR	4,339	—	7
Italy Government BTP Bond	189	September 2026	EUR	22,379	(11)	205
United States 10 Year Note	223	September 2026		24,514	(12)	(8)
United States 2 Year Note	717	October 2026		147,920	(84)	(123)
United States 5 Year Note	2,234	October 2026		239,006	(419)	136
United States Long Bond	112	September 2026		12,660	(74)	52
					(636)	(141)
Short Contracts
Euro Buxl 30 Year Bond	(1)	September 2026	EUR	(109)	—	(3)
Long Gilt	(1)	September 2026	GBP	(87)	1	(3)
United States 10 Year Ultra Bond	(103)	September 2026		(11,515)	40	(69)
United States Ultra Bond	(593)	September 2026		(67,807)	444	(1,074)
					485	(1,149)

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	13.25	(A)	01/02/31	BRL	33,452	19	(127)
BRAZIBOR (A)	Paying	13.45	(A)	01/02/31	BRL	57,168	32	(208)
U.S. CPURNSA (A)	Receiving	2.47	(A)	12/02/29		1,535	—	19
U.S. CPURNSA (A)	Paying	2.58	(A)	12/02/26		3,700	5	(45)
							56	(361)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.HY.46.V2 (Q)	3.04	5.00	06/20/31	(19,800)	1,599	(13)	7
ITRAXX.EUR.XO.45 (Q)	2.45	5.00	06/20/31	(20,008)	2,506	24	199
					4,105	11	206

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BCL	07/15/26	AUD	760	526	(1)
BRL/USD	GSC	07/15/26	BRL	3,050	589	(18)
BRL/USD	GSC	07/15/26	BRL	1,110	214	4
BRL/USD	CIT	08/28/26	BRL	6,110	1,167	(24)
BRL/USD	JPM	08/28/26	BRL	914	175	(1)
CLP/USD	CIT	07/15/26	CLP	985,500	1,069	3
CLP/USD	SCB	09/16/26	CLP	1,184,020	1,286	(29)
COP/USD	CIT	09/16/26	COP	2,043,242	587	30
EUR/CZK	JPM	09/16/26	CZK	(110)	(5)	—
EUR/HUF	SSB	07/03/26	HUF	(345,095)	(1,108)	(2)
EUR/HUF	CIT	07/20/26	HUF	(154,292)	(495)	(8)
EUR/HUF	GSC	07/20/26	HUF	(253,954)	(815)	(13)
EUR/HUF	GSC	07/20/26	HUF	(26,313)	(84)	—
EUR/HUF	JPM	10/01/26	HUF	(87,962)	(281)	—
EUR/PLN	GSC	07/15/26	PLN	(7,237)	(1,923)	17
EUR/USD	CIT	07/03/26	EUR	712	814	(15)
EUR/USD	CIT	07/03/26	EUR	2,577	2,944	11
EUR/USD	GSC	07/03/26	EUR	333	380	(5)
EUR/USD	JPM	07/03/26	EUR	685	782	(14)
EUR/USD	JPM	07/03/26	EUR	294	336	2
EUR/USD	SCB	07/03/26	EUR	90	102	—
EUR/USD	CIT	07/15/26	EUR	900	1,029	(38)
EUR/USD	GSC	07/15/26	EUR	900	1,029	(29)
GBP/EUR	GSC	07/15/26	EUR	(717)	(820)	15
GBP/USD	CIT	07/15/26	GBP	407	540	(1)
HUF/EUR	CIT	07/20/26	EUR	(284)	(325)	5
HUF/EUR	GSC	07/20/26	EUR	(1,089)	(1,246)	20
HUF/EUR	SCB	07/20/26	EUR	(393)	(449)	6
HUF/EUR	SSB	07/20/26	EUR	(719)	(822)	(1)
HUF/EUR	SSB	07/20/26	EUR	(225)	(257)	8
HUF/EUR	CIT	10/01/26	EUR	(181)	(208)	3
HUF/EUR	SCB	10/01/26	EUR	(194)	(222)	4
HUF/EUR	SSB	10/01/26	EUR	(489)	(561)	1
IDR/USD	GSC	09/16/26	IDR	15,502,619	862	(1)
IDR/USD	GSC	09/16/26	IDR	7,296,116	405	1
ILS/USD	GSC	07/17/26	ILS	3,880	1,305	44
ILS/USD	JPM	07/17/26	ILS	3,221	1,083	(10)
ILS/USD	JPM	07/17/26	ILS	2,509	844	2
INR/USD	CIT	07/09/26	INR	24,244	256	1
INR/USD	GSC	07/09/26	INR	80,311	848	7
KRW/USD	CIT	07/01/26	KRW	726,997	469	(13)
KRW/USD	JPM	07/13/26	KRW	669,966	432	(9)
KRW/USD	GSC	07/15/26	KRW	2,000,000	1,291	(28)
KRW/USD	CIT	07/31/26	KRW	701,999	453	(3)
KRW/USD	GSC	08/03/26	KRW	570,479	368	(1)
KRW/USD	GSC	08/03/26	KRW	525,017	339	1
MXN/USD	GSC	07/15/26	MXN	9,100	520	(2)
MXN/USD	SCB	07/15/26	MXN	34,338	1,961	55
MXN/USD	SCB	07/17/26	MXN	11,918	681	9
MXN/USD	SSB	07/17/26	MXN	14,592	833	(5)
MYR/USD	GSC	07/03/26	MYR	1,964	482	(11)
MYR/USD	GSC	07/13/26	MYR	1,832	449	(1)
MYR/USD	GSC	07/31/26	MYR	1,915	470	1
NZD/USD	GSC	07/15/26	NZD	1,440	818	(34)
PEN/USD	CIT	07/09/26	PEN	1,692	495	(3)
PEN/USD	GSC	07/09/26	PEN	4,043	1,183	(1)
PEN/USD	JPM	07/09/26	PEN	491	144	1
PHP/USD	GSC	07/06/26	PHP	51,664	842	3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
PLN/EUR	GSC	07/15/26	EUR	(1,082)	(1,237)	(14)
PLN/EUR	SCB	07/15/26	EUR	(662)	(757)	(10)
RON/EUR	JPM	08/11/26	EUR	(1,084)	(1,241)	7
THB/USD	GSC	07/16/26	THB	36,985	1,115	(19)
THB/USD	JPM	09/16/26	THB	26,984	817	(6)
TRY/USD	GSC	11/09/26	TRY	46,678	900	26
USD/AUD	CIT	07/15/26	AUD	(760)	(526)	15
USD/BRL	GSC	07/15/26	BRL	(1,110)	(214)	2
USD/CAD	BCL	07/15/26	CAD	(22,791)	(16,080)	424
USD/CAD	GSC	07/15/26	CAD	(13,000)	(9,172)	360
USD/CAD	SCB	07/15/26	CAD	(2,019)	(1,425)	59
USD/COP	JPM	09/16/26	COP	(3,621,701)	(1,040)	(5)
USD/EUR	CIT	07/03/26	EUR	(2,137)	(2,442)	35
USD/EUR	GSC	07/03/26	EUR	(432)	(494)	7
USD/EUR	JPM	07/03/26	EUR	(1,658)	(1,895)	35
USD/EUR	SCB	07/03/26	EUR	(462)	(527)	6
USD/EUR	CIT	07/15/26	EUR	(46,221)	(52,843)	1,093
USD/EUR	GSC	07/15/26	EUR	(38)	(43)	1
USD/EUR	JPM	07/15/26	EUR	(17,252)	(19,724)	370
USD/EUR	SSB	07/15/26	EUR	(3,276)	(3,745)	106
USD/EUR	CIT	08/05/26	EUR	(2,577)	(2,949)	(11)
USD/EUR	CIT	08/05/26	EUR	(118)	(135)	—
USD/GBP	CIT	07/15/26	GBP	(439)	(582)	10
USD/GBP	GSC	07/15/26	GBP	—	—	—
USD/GBP	JPM	07/15/26	GBP	(10,674)	(14,158)	28
USD/GBP	SSB	07/15/26	GBP	(254)	(337)	5
USD/HUF	CIT	07/15/26	HUF	(733,243)	(2,354)	(144)
USD/IDR	CIT	09/16/26	IDR	(23,988,558)	(1,333)	(22)
USD/ILS	CIT	07/17/26	ILS	(1,498)	(503)	11
USD/ILS	GSC	07/17/26	ILS	(5,687)	(1,912)	61
USD/ILS	JPM	07/17/26	ILS	(2,427)	(816)	(36)
USD/INR	JPM	07/09/26	INR	(22,978)	(243)	—
USD/JPY	JPM	07/15/26	JPY	(1,711,007)	(10,535)	338
USD/KRW	CIT	07/01/26	KRW	(169,899)	(110)	3
USD/KRW	GSC	07/01/26	KRW	(519,518)	(335)	—
USD/KRW	JPM	07/13/26	KRW	(634,675)	(410)	8
USD/KRW	SSB	07/13/26	KRW	(35,291)	(23)	—
USD/MXN	GSC	07/15/26	MXN	(23,000)	(1,314)	16
USD/MXN	CIT	07/17/26	MXN	(26,441)	(1,510)	(26)
USD/MYR	GSC	07/03/26	MYR	(1,917)	(470)	4
USD/MYR	GSC	07/13/26	MYR	(1,804)	(442)	(5)
USD/PEN	CIT	07/09/26	PEN	(2,196)	(642)	(21)
USD/PEN	CIT	07/09/26	PEN	(619)	(181)	—
USD/PEN	GSC	07/09/26	PEN	(3,144)	(920)	(7)
USD/PHP	CIT	07/06/26	PHP	(51,664)	(842)	(7)
USD/THB	CIT	07/16/26	THB	(14,766)	(445)	(3)
USD/THB	CIT	07/16/26	THB	(22,220)	(670)	2
USD/THB	CIT	09/16/26	THB	(26,984)	(818)	7
USD/TRY	GSC	11/09/26	TRY	(4,357)	(84)	(3)
USD/ZAR	CIT	07/15/26	ZAR	(36,387)	(2,218)	(63)
USD/ZAR	CIT	07/17/26	ZAR	(40,229)	(2,453)	(38)
USD/ZAR	CIT	07/17/26	ZAR	(8,041)	(490)	—
USD/ZAR	GSC	07/17/26	ZAR	(41,166)	(2,510)	(38)
USD/ZAR	SCB	07/17/26	ZAR	(11,886)	(725)	(15)
USD/ZAR	SSB	07/17/26	ZAR	(4,690)	(286)	(6)
ZAR/USD	GSC	07/15/26	ZAR	2,590	158	—
ZAR/USD	CIT	07/17/26	ZAR	12,780	779	8
ZAR/USD	GSC	07/17/26	ZAR	15,706	958	20
ZAR/USD	JPM	07/17/26	ZAR	32,089	1,957	(16)
ZAR/USD	JPM	07/17/26	ZAR	43,570	2,656	53
					(136,039)	2,538

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/Neuberger Berman Strategic Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
Equity
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	SOFR -0.40% (Q)	GSC	09/22/26	3,330	—	(1)
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	SOFR -0.35% (Q)	GSC	09/15/26	10,889	—	(25)
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	SOFR -0.60% (M)	GSC	07/09/26	3,807	—	10
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	SOFR -0.30% (Q)	GSC	08/20/26	8,715	—	25
iShares iBoxx $ Investment Grade Corporate Bond ETF (MT)	SOFR -0.25% (A)	JPM	07/21/26	7,072	—	(58)
					—	(49)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Government And Agency Obligations	—	609,753	—	609,753
Corporate Bonds And Notes	—	565,191	—	565,191
Non-U.S. Government Agency Asset-Backed Securities	—	249,311	—	249,311
Investment Companies	20,321	—	—	20,321
Senior Floating Rate Instruments	—	4,903	—	4,903
Common Stocks	—	—	—	—
Short Term Investments	34,572	—	—	34,572
	54,893	1,429,158	—	1,484,051
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	611	—	—	611
Centrally Cleared Interest Rate Swap Agreements	—	19	—	19
Centrally Cleared Credit Default Swap Agreements	—	206	—	206
Open Forward Foreign Currency Contracts	—	3,374	—	3,374
OTC Total Return Swap Agreements	—	35	—	35
	611	3,634	—	4,245
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,901)	—	—	(1,901)
Centrally Cleared Interest Rate Swap Agreements	—	(380)	—	(380)
Open Forward Foreign Currency Contracts	—	(836)	—	(836)
OTC Total Return Swap Agreements	—	(84)	—	(84)
	(1,901)	(1,300)	—	(3,201)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Newton Equity Income Fund
COMMON STOCKS 98.8%
Financials 25.1%
American International Group, Inc.	292	21,758
AON Public Limited Company - Class A	187	62,028
Assurant, Inc.	504	135,211
Berkshire Hathaway Inc. - Class B (a)	282	141,314
Capital One Financial Corporation	248	49,776
Chubb Limited	134	45,587
Citigroup Inc.	634	88,697
Fifth Third Bancorp	2,491	140,431
First Horizon Corporation	2,224	57,036
Goldman Sachs Group, Inc., The	39	39,316
JPMorgan Chase & Co.	531	173,922
Morgan Stanley	296	61,787
Old Republic International Corporation	1,135	46,429
Voya Financial, Inc.	524	47,450
		1,110,742
Health Care 14.1%
Agilent Technologies, Inc.	354	46,995
Alcon AG	252	16,878
Bristol-Myers Squibb Company	788	45,418
Elevance Health, Inc.	189	73,176
Gilead Sciences, Inc.	275	34,802
Johnson & Johnson	500	127,055
Medtronic, Inc.	302	23,603
Pfizer Inc.	1,996	48,069
Thermo Fisher Scientific Inc.	91	45,604
UnitedHealth Group Incorporated	390	161,961
		623,561
Information Technology 12.7%
Applied Materials, Inc.	112	81,022
Cisco Systems, Inc.	1,179	138,427
Dolby Laboratories, Inc. - Class A	519	27,315
International Business Machines Corporation	296	83,323
Marvell Technology, Inc.	79	23,568
Microsoft Corporation	252	94,102
Seagate Technology Holdings Public Limited Company	22	20,949
Texas Instruments Incorporated	321	95,742
		564,448
Industrials 10.8%
Carlisle Companies Incorporated	99	35,744
Carrier Global Corporation	417	30,572
CNH Industrial N.V.	2,237	25,117
CSX Corporation	710	33,727
Cummins Inc.	42	30,084
Delta Air Lines, Inc.	1,043	97,718
Dover Corporation	200	44,915
Ferguson Enterprises Inc.	82	19,412
Honeywell Aerospace Inc. (a)	86	18,929
Honeywell International Inc. (a)	86	19,170
L3Harris Technologies, Inc.	224	65,218
Pentair Public Limited Company	303	23,238
Regal Rexnord Corporation	155	36,859
		480,703
Energy 7.8%
Diamondback Energy, Inc.	298	52,334
EQT Corporation	374	19,905
Exxon Mobil Corporation	559	76,474
Marathon Petroleum Corporation	123	31,384
Occidental Petroleum Corporation	636	30,905
Phillips 66	247	41,704
SLB Limited	1,966	91,408
		344,114
Consumer Discretionary 7.7%
Amazon.com, Inc. (a)	907	216,237
Deckers Outdoor Corporation (a)	331	32,870
Ford Motor Company	3,498	48,622
Las Vegas Sands Corp.	453	20,944
Lowe`s Companies, Inc.	107	23,548
		342,221
Consumer Staples 7.4%
Bunge Global S.A.	175	18,649
Coca-Cola Company, The	804	65,316
Colgate-Palmolive Company	1,136	104,167
Estee Lauder Companies Inc., The - Class A	272	21,463
Philip Morris International Inc.	329	59,602
Target Corporation	469	61,307
		330,504
Materials 5.9%
CRH Public Limited Company	557	59,630
Freeport-McMoRan Inc.	514	32,306
International Paper Company	1,546	58,918
Newmont Corporation	518	48,428
Packaging Corporation of America	256	60,992
		260,274
Communication Services 4.7%
AT&T Inc.	3,311	68,530
Omnicom Group Inc.	1,353	98,506
Walt Disney Company, The	421	40,506
		207,542
Utilities 1.6%
Constellation Energy Group, Inc.	89	22,013
Dominion Energy, Inc.	324	22,119
NRG Energy, Inc.	177	25,830
		69,962
Real Estate 1.0%
Weyerhaeuser Company	1,826	43,722
Total Common Stocks (cost $3,844,179)		4,377,793
SHORT TERM INVESTMENTS 1.0%
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 3.53% (b) (c)	45,262	45,262
Total Short Term Investments (cost $45,262)		45,262
Total Investments 99.8% (cost $3,889,441)		4,423,055
Other Assets and Liabilities, Net 0.2%		9,897
Total Net Assets 100.0%		4,432,952

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/Newton Equity Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	118,025	621,160	693,923	1,275	—	—	45,262	1.0
JNL Government Money Market Fund, 3.63% - Class SL	—	68,746	68,746	26	—	—	—	—
	118,025	689,906	762,669	1,301	—	—	45,262	1.0

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Newton Equity Income Fund
Assets - Securities
Common Stocks	4,377,793	—	—	4,377,793
Short Term Investments	45,262	—	—	45,262
	4,423,055	—	—	4,423,055

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 84.8%
Mortgage-Backed Securities 58.8%
Federal Home Loan Mortgage Corporation
4.00%, 08/01/42 - 02/01/52	17,805	16,823
3.50%, 06/01/48	81	75
3.00%, 05/01/52	1,064	933
5.50%, 01/01/53 - 10/01/53	6,254	6,310
6.00%, 02/01/53	32,254	33,081
4.50%, 05/01/53 - 06/01/53	866	835
5.00%, 08/01/54	342	337
Federal National Mortgage Association, Inc.
4.00%, 05/01/39 - 03/01/52	29,651	28,047
3.50%, 03/01/48 - 02/01/50	3,267	3,005
3.00%, 03/01/50 - 05/01/52	4,156	3,669
5.50%, 11/01/52 - 10/01/53	23,521	23,739
4.50%, 04/01/53 - 05/01/53	468	452
6.00%, 09/01/53	173	178
7.00%, 04/01/55	920	975
TBA, 4.00%, 07/15/56 - 08/15/56 (a)	60,800	56,772
TBA, 4.50%, 07/15/56 - 08/15/56 (a)	26,800	25,680
TBA, 5.00%, 07/15/56 - 08/15/56 (a)	218,005	214,052
TBA, 6.50%, 07/15/56 - 08/15/56 (a)	194,655	201,230
TBA, 3.00%, 08/15/56 (a)	20,000	17,434
TBA, 3.50%, 08/15/56 (a)	26,950	24,446
TBA, 5.50%, 08/15/56 (a)	131,725	131,977
TBA, 7.00%, 08/15/56 (a)	10,400	10,931
TBA, 6.00%, 09/15/56 (a)	173,005	175,877
Government National Mortgage Association
3.50%, 01/20/55 - 04/20/56	16,367	14,700
6.50%, 08/20/55	—	—
TBA, 3.50%, 07/15/56 (a)	600	539
TBA, 4.50%, 07/15/56 (a)	14,400	13,825
TBA, 5.50%, 07/15/56 (a)	4,000	4,019
TBA, 6.50%, 07/15/56 - 08/15/56 (a)	43,100	44,657
TBA, 3.00%, 08/15/56 (a)	4,000	3,547
TBA, 4.00%, 08/15/56 (a)	9,200	8,537
TBA, 5.00%, 08/15/56 (a)	30,500	30,035
TBA, 6.00%, 09/15/56 (a)	13,600	13,825
		1,110,542
Sovereign 9.4%
Arab Republic of Egypt
21.95%, 03/04/28, EGP	208,400	4,065
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.95%, 08/12/31, PEN (b)	10,072	3,346
6.95%, 08/12/31, PEN (c)	24,000	7,972
6.15%, 08/12/32, PEN	4,571	1,452
6.15%, 08/12/32, PEN (b)	6,434	2,039
7.30%, 08/12/33, PEN	8,800	2,902
5.40%, 08/12/34, PEN (b)	502	144
5.40%, 08/12/34, PEN (c)	3,050	875
5.40%, 08/12/34, PEN	1,100	317
6.85%, 08/12/35, PEN	6,913	2,139
6.90%, 08/12/37, PEN (b)	3,314	998
6.90%, 08/12/37, PEN (c)	1,620	488
7.60%, 08/12/39, PEN	1,682	535
5.35%, 08/12/40, PEN	400	104
Departamento Administrativo De La Presidencia De La Republica
5.38%, 01/21/29	9,500	9,487
6.13%, 01/21/31	200	202
5.00%, 09/19/32, EUR	600	679
6.50%, 01/21/33 (d)	200	203
13.25%, 02/09/33, COP	25,835,000	7,980
5.75%, 11/26/34, EUR	1,200	1,393
5.63%, 02/19/36, EUR	700	792
6.50%, 11/26/38, EUR	1,000	1,198
9.25%, 05/28/42, COP	897,100	214
Gobierno de la Republica de Costa Rica
6.47%, 11/21/30, EUR (b)	1,500	1,795
7.00%, 04/27/33, EUR (b)	700	844
Gobierno Federal de los Estados Unidos Mexicanos
8.50%, 03/01/29 - 05/31/29, MXN	104,800	6,088
7.75%, 05/29/31, MXN	47,500	2,647
7.50%, 05/26/33, MXN	4,100	220
5.63%, 02/09/34 (d)	1,000	983
6.25%, 08/27/37 (d)	800	801
Government of Abu Dhabi
4.63%, 04/20/33 (b)	4,300	4,259
5.00%, 04/30/34 (b)	2,300	2,328
Government of Saudi Arabia
4.13%, 01/12/29 (b)	4,200	4,126
Kuwait Stock Exchange
4.80%, 04/20/33 (b)	4,300	4,272
Ministerio De Hacienda Y Credito Publico
11.00%, 08/22/29, COP	18,213,500	5,171
12.50%, 02/27/30, COP	11,860,900	3,491
7.00%, 06/30/32, COP	374,500	87
7.25%, 10/18/34, COP	2,355,000	522
11.75%, 01/24/35, COP	22,780,100	6,547
12.75%, 11/28/40, COP	18,014,100	5,504
11.50%, 07/25/46, COP	212,000	60
12.00%, 03/13/58, COP	1,831,400	529
Ministry of Finance of the Russian Federation
0.00%, 04/04/42 - 09/16/43 (b) (c) (e) (f)	3,000	2,025
0.00%, 04/04/42 - 09/16/43 (c) (e) (f)	3,400	2,296
0.00%, 06/23/47 (b) (c) (e) (f) (g)	400	—
0.00%, 06/23/47 (c) (e) (f) (g)	5,400	—
Petroleos de Venezuela, S.A.
0.00%, 05/17/35 (c) (e) (f)	100	44
Presidencia da Republica
4.00%, 04/23/30, EUR	1,200	1,373
4.88%, 04/23/33, EUR	600	687
5.50%, 04/23/36, EUR	600	692
Presidencia De La Nacion
1.00%, 07/09/29	394	360
0.75%, 07/09/30 (h)	4,321	3,527
4.13%, 07/09/35 - 07/09/46 (h)	4,456	3,543
5.00%, 01/09/38 (h)	3,720	3,104
3.50%, 07/09/41 (h)	4,210	3,149
Presidencia de la Republica de Chile
5.80%, 10/01/29, CLP	645,000	721
4.70%, 09/01/30, CLP	315,000	336
6.00%, 04/01/33, CLP	215,000	241
5.00%, 03/01/35, CLP	120,000	126
Qatar, The Amiri Diwan of The State of
4.80%, 04/08/33 (b)	5,100	5,112
Republica Bolivariana de Venezuela
0.00%, 10/21/26 - 03/31/38 (c) (e) (f)	2,212	1,013
0.00%, 09/15/27 (e) (f)	900	438
0.00%, 05/07/28 - 12/09/49 (c) (e) (f)	7,158	3,442
Romania, Government of
5.38%, 03/22/31, EUR (b)	1,020	1,203
5.13%, 09/24/31, EUR (b)	1,700	1,979
5.88%, 07/11/32, EUR (b)	3,900	4,661
6.25%, 09/10/34, EUR (b)	1,700	2,047
5.63%, 05/30/37, EUR (b)	500	561
6.75%, 07/11/39, EUR (b) (d)	1,500	1,811
South Africa, Parliament of
8.00%, 01/31/30, ZAR	12,600	776
7.00%, 02/28/31, ZAR	110,300	6,504
8.88%, 02/28/35, ZAR	186,525	11,792
6.25%, 03/31/36, ZAR	7,800	408
8.50%, 01/31/37, ZAR	50,700	3,081
9.88%, 03/31/39, ZAR	3,300	218
9.00%, 01/31/40, ZAR	41,783	2,578
Turkiye Cumhuriyeti Basbakanlik
41.36%, 08/19/26 - 05/17/28, TRY	117,300	2,529
41.88%, 09/06/28, TRY	7,500	161
6.13%, 10/24/28	600	605
7.63%, 04/26/29	1,330	1,385
5.25%, 03/13/30	2,400	2,322
		176,648

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
U.S. Treasury Inflation Indexed Securities 6.9%
Treasury, United States Department of
0.13%, 10/15/26 - 07/15/31 (i)	7,819	7,681
0.38%, 01/15/27 - 07/15/27 (i)	1,276	1,258
0.75%, 07/15/28 (i) (j)	3,491	3,413
0.88%, 01/15/29 - 02/15/47 (i)	14,081	12,811
0.25%, 07/15/29 - 02/15/50 (i)	20,430	18,123
1.63%, 04/15/30 (i)	4,498	4,444
0.63%, 07/15/32 - 02/15/43 (i)	13,501	12,432
1.38%, 07/15/33 - 02/15/44 (i)	30,945	29,625
1.75%, 01/15/34 (i)	3,250	3,179
1.88%, 07/15/34 (i)	20,696	20,413
2.13%, 02/15/40 - 02/15/41 (i)	612	589
0.75%, 02/15/42 - 02/15/45 (i)	4,055	2,916
1.00%, 02/15/46 - 02/15/49 (i)	15,415	10,936
1.50%, 02/15/53 (i)	4,033	3,068
		130,888
U.S. Treasury Note 5.2%
Treasury, United States Department of
4.50%, 04/15/27	31,000	31,109
3.75%, 04/30/27	2,800	2,793
0.50%, 10/31/27 (j)	100	95
0.63%, 11/30/27 - 12/31/27	1,100	1,046
0.75%, 01/31/28	210	199
2.38%, 03/31/29	11,900	11,352
4.00%, 07/31/32	31,400	30,950
2.75%, 08/15/32	19,800	18,185
4.13%, 02/15/36	2,610	2,547
		98,276
U.S. Treasury Bond 4.5%
Treasury, United States Department of
4.38%, 08/15/43	4,700	4,422
4.88%, 08/15/45	857	850
4.63%, 11/15/45 - 05/15/54	30,730	29,274
3.00%, 08/15/48	30	22
4.25%, 08/15/54	3,000	2,679
4.50%, 11/15/54	17,400	16,200
4.75%, 02/15/56	32,338	31,410
		84,857
Treasury Inflation Indexed Securities 0.0%
Gobierno Federal de los Estados Unidos Mexicanos
3.00%, 12/03/26, MXN (k)	706	40
4.00%, 11/30/28, MXN (k)	5,912	338
Ministerio De Hacienda Y Credito Publico
6.50%, 01/22/31, COP (k)	124,187	35
		413
Total Government And Agency Obligations (cost $1,609,215)		1,601,624
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 29.9%
Accredited Mortgage Loan Trust 2006-2
Series 2006-A4-2, REMIC, 3.96%, (1 Month Term SOFR + 0.37%), 09/25/36 (h) (l) (m)	578	576
ACE Securities Corp. Home Equity Loan Trust, Series 2006-ASL1
Series 2005-M2-AG1, REMIC, 2.64%, (1 Month Term SOFR + 0.80%), 08/25/35 (h) (l) (m)	5,606	5,017
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 6.10%, (1 Month Term SOFR + 1.13%), 04/25/34 (h) (l) (m)	3,122	3,029
AFC Mortgage Corporation
Series 2000-2A-1, REMIC, 4.40%, (1 Month Term SOFR + 0.75%), 03/25/30 (l)	935	907
Alba 2006-2 PLC
Series 2006-D-2, 4.31%, (SONIA + 0.58%), 12/15/38, GBP (c) (l)	642	798
Alternative Loan Trust 2004-24CB
Series 2004-A1-20T1, REMIC, 6.00%, 09/25/34	1,508	1,483
Alternative Loan Trust 2005-43
Series 2005-B1-J4, REMIC, 4.67%, (1 Month Term SOFR + 2.14%), 07/25/35 (h) (l) (m)	1,477	1,437
Series 2005-A3-38, REMIC, 4.40%, (1 Month Term SOFR + 0.81%), 09/25/35 (h) (l) (m)	155	141
Series 2005-1A1-35CB, REMIC, 5.50%, 09/25/35	558	392
Alternative Loan Trust 2005-45
Series 2005-2A3A-AR1, REMIC, 4.09%, (1 Month Term SOFR + 0.81%), 10/25/35 (h) (l) (m)	5,591	5,084
Series 2005-1A1-59, REMIC, 3.55%, (1 Month Term SOFR + 0.77%), 11/20/35 (h) (l) (m)	1,130	1,058
Alternative Loan Trust 2006-9T1
Series 2005-A1-81, REMIC, 4.28%, (1 Month Term SOFR + 0.67%), 02/25/36 (h) (l) (m)	561	477
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 3.71%, (1 Month Term SOFR + 0.31%), 12/20/46 (h) (l)	1,103	1,003
Alternative Loan Trust 2007-19
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,005	1,657
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	1,346	1,328
Series 2015-AA-2, 3.60%, 09/22/27	368	362
Ameriquest Mortgage Securities Inc.
Series 2005-M5-R10, REMIC, 4.71%, (1 Month Term SOFR + 1.06%), 11/25/35 (h) (l)	4,660	4,310
Anchorage Capital CLO 28 Ltd
Series 2024-A1R-28A, 4.84%, (3 Month Term SOFR + 1.16%), 04/20/37 (l)	9,500	9,500
Anchorage Credit Funding 11, Ltd.
Series 2020-A-11A, 3.40%, 04/25/38	2,904	2,817
Anchorage Credit Funding 12, Ltd.
Series 2020-A1-12A, 3.18%, 10/25/38	918	891
Anchorage Credit Funding 13, Ltd.
Series 2021-A1-13A, 2.88%, 07/27/39	1,000	951
Anchorage Credit Funding 14, Ltd.
Series 2021-A-14A, 3.00%, 01/23/40	1,000	950
Anchorage Credit Funding 20 Ltd
Series 2026-A-20A, 4.90%, 04/25/42	3,700	3,679
Series 2026-B-20A, 5.20%, 04/25/42	600	594
ARI Fleet Lease Trust 2026-A
Series 2026-A1-A, 3.81%, 11/16/26	2,275	2,275
Series 2026-A2-A, 3.96%, 09/15/28	4,700	4,677
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 4.38%, (3 Month Term SOFR + 0.71%), 10/11/42 (b) (l)	4,196	3,936
Avis Budget Rental Car Funding (AESOP) LLC
Series 2023-A-3A, 5.44%, 02/20/27	150	151
Series 2023-A-5A, 5.78%, 04/20/27	320	322
Series 2024-A-2A, 5.13%, 10/20/27	790	795
Avon Finance No.4 PLC
Series A-4A, 4.63%, (SONIA + 0.90%), 12/28/49, GBP (b) (h) (l)	4,945	6,563
Bain Capital Credit CLO 2021-3 Ltd
Series 2021-AR-3A, 4.73%, (3 Month Term SOFR + 1.06%), 07/24/34 (l)	6,400	6,398
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 3.71%, (1 Month Term SOFR + 0.79%), 02/20/35 (h) (l) (m)	2,044	1,970
Series 2005-1A23-3, REMIC, 5.50%, 06/25/35	31	31
BCAP LLC 2009-RR13-II Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (l)	3,472	1,443
Bear Stearns ALT-A Trust 2006-3
Series 2005-12A1-8, REMIC, 4.21%, (1 Month Term SOFR + 0.65%), 10/25/35 (h) (l) (m)	55	54
Bear Stearns Asset Backed Securities I Trust 2006-HE1
Series 2004-M1-HE10, REMIC, 4.67%, (1 Month Term SOFR + 1.09%), 12/25/34 (h) (l) (m)	2,483	2,547
BHG Securitization Trust 2025-1CON
Series 2025-A-1CON, 4.82%, 04/17/36	2,380	2,367
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 2.95%, 12/15/29 (l) (m)	6,296	280
Bridgecrest Lending Auto Securitization Trust 2026-1
Series 2026-A2-1, 4.10%, 12/15/26	2,598	2,597
Carmax Select Receivables Trust 2026-A
Series 2026-A2A-A, 4.03%, 02/16/28	9,600	9,571

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Carrington Mortgage Loan Trust, Series 2006-NC3
Series 2006-A4-NC3, REMIC, 3.75%, (1 Month Term SOFR + 0.35%), 07/25/36 (h) (l) (m)	7,130	5,788
Carval
Series 2018-AR-1A, 4.91%, (3 Month Term SOFR + 1.23%), 07/16/31 (l)	3,850	3,851
Carvana Auto Receivables Trust 2023-P3
Series 2023-A3-P3, 5.82%, 11/10/26	1,210	1,213
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB8
Series 2006-A2C-CB8, REMIC, 3.90%, (1 Month Term SOFR + 0.41%), 10/25/36 (h) (l) (m)	4,156	3,567
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A
Series 2004-A1-1A, REMIC, 4.04%, (1 Month Term SOFR + 0.39%), 01/25/35 (b) (h) (l)	67	65
CHL Mortgage Pass-Through Trust 2006-17
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,187	485
CIM Trust 2023-R4
Series 2023-A1-R4, REMIC, 5.00%, 05/25/62	4,459	4,400
Citigroup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	1,176	1,170
Citigroup Mortgage Loan Trust 2006-AR9
Series 2006-1M2-AR9, REMIC, 4.40%, (1 Month Term SOFR + 0.82%), 11/25/36 (h) (l) (m)	893	1,003
Citigroup Mortgage Loan Trust 2013-2
Series 2013-1A4-2, REMIC, 5.88%, 11/25/37 (l)	1,782	1,636
CommonBond Student Loan Trust 2020-A-GS
Series 2020-A-AGS, 1.98%, 08/25/50	2,035	1,813
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	2,811	534
CPS Auto Receivables Trust 2022-D
Series 2022-D-D, 8.73%, 07/15/26	500	509
CPS Auto Receivables Trust 2023-B
Series 2023-C-B, 6.04%, 07/16/29	149	150
CPS Auto Receivables Trust 2023-D
Series 2023-D-D, 7.80%, 07/15/27	500	514
CPS Auto Receivables Trust 2026-A
Series 2026-A-A, 4.19%, 08/16/27	15,237	15,197
Cross 2023-H1 Mortgage Trust
Series 2023-A1-H1, REMIC, 6.62%, 03/25/68 (h) (l)	3,045	3,036
CSMC 2021-RPL3 Trust
Series 2021-M1-RPL3, REMIC, 3.38%, 01/25/60	1,000	832
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	447	186
CSMC Series 2009-5R
Series 2009-1A2-5R, REMIC, 4.99%, 06/26/36 (l)	1,532	1,292
CWABS Asset-Backed Certificates Trust 2006-20
Series 2006-2A4-20, REMIC, 3.63%, (1 Month Term SOFR + 0.34%), 09/25/35 (h) (l) (m)	12,325	10,948
CWABS Asset-Backed Certificates Trust 2006-21
Series 2006-1A-21, REMIC, 3.98%, (1 Month Term SOFR + 0.25%), 05/25/35 (h) (l) (m)	424	414
CWABS Asset-Backed Certificates Trust 2007-10
Series 2007-1M1-10, REMIC, 3.39%, (1 Month Term SOFR + 0.37%), 11/25/36 (h) (l) (m)	9,945	8,102
CWABS, Inc.
Series 2004-M6-BC5, REMIC, 5.17%, (1 Month Term SOFR + 1.76%), 07/25/34 (h) (l) (m)	3,284	3,260
Series 2004-M4-AB2, REMIC, 3.84%, (1 Month Term SOFR + 1.39%), 11/25/34 (h) (l) (m)	2,450	2,152
Series 2005-MV6-7, REMIC, 4.32%, (1 Month Term SOFR + 1.31%), 08/25/35 (h) (l) (m)	4,000	3,631
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 4.10%, (1 Month Term SOFR + 0.51%), 04/25/46 (h) (l) (m)	2,009	1,727
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-Ar1
Series 2005-2A5-5, REMIC, 5.11%, (1 Month Term SOFR + 1.46%), 11/25/35 (l)	4,907	2,121
DLLMT 2026-1 LLC
Series 2026-A2-1A, 4.03%, 07/20/28	1,200	1,198
DSLA Mortgage Loan Trust 2004-AR2
Series 2004-1A1A-AR4, REMIC, 3.70%, (1 Month Term SOFR + 0.83%), 01/19/45 (h) (l) (m)	941	852
Ellington Financial Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 5.90%, 09/25/67 (h)	7,676	7,660
Ellington Loan Acquisition Trust 2007-1
Series 2007-M1-1, REMIC, 3.92%, (1 Month Term SOFR + 2.21%), 05/25/37 (h) (l) (m)	28,000	24,069
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 3.46%, (1 Month Term SOFR + 1.09%), 01/25/36 (h) (l) (m)	8,175	7,375
Enterprise Fleet Financing 2026-1, LLC
Series 2026-A1-1, REMIC, 3.85%, 12/20/26	1,388	1,388
Series 2026-A2-1, REMIC, 4.00%, 04/20/28	3,800	3,785
Eurosail-UK 2007-3BL PLC
Series 2007-C1A-3X, 4.40%, (SONIA + 0.67%), 06/13/45, GBP (c) (l)	11,954	14,460
Eurosail-UK 2007-6NC PLC
Series 2007-A3A-6NCX, 4.55%, (SONIA + 0.82%), 09/13/45, GBP (c) (l)	12	15
First Franklin Mortgage Loan Trust 2006FF13
Series 2006-A2C-FF13, REMIC, 6.53%, (1 Month Term SOFR + 0.43%), 10/25/36 (h) (l) (m)	6,032	3,726
Fremont Home Loan Trust 2006-E
Series 2006-1A1-E, REMIC, 0.26%, (1 Month Term SOFR + 0.25%), 01/25/37 (h) (l) (m)	12,201	5,960
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 2.86%, (1 Month Term SOFR + 0.80%), 10/25/35 (h) (l) (m)	17,754	13,985
GLS Auto Select Receivables Issuer Trust 2026-1
Series 2026-A2-1A, 4.05%, 05/15/29	2,747	2,734
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 1.44%, (1 Month Term SOFR + 0.65%), 03/25/36 (h) (l) (m)	3,387	1,537
GSMSC Resecuritization Trust 2015-8R
Series 2015-B-8R, REMIC, 2.49%, 04/28/37 (l)	23,904	5,089
GSR Mortgage Loan Trust 2005-AR1
Series 2004-1AF-4, REMIC, 4.10%, (1 Month Term SOFR + 0.51%), 06/25/34 (l) (m)	2,774	2,531
Series 2004-M2-10, REMIC, 0.00%, 08/25/34 (h) (l) (m)	2,887	2,670
HarborView Mortgage Loan Trust 2006-8
Series 2006-1A1-8, REMIC, 1.99%, (1 Month Term SOFR + 0.51%), 07/21/36 (h) (l) (m)	4,048	1,925
HITR 2019-2A A1 144A 3MLIB+176BP
Series 2019-A1-2, 5.66%, (3 Month Term SOFR + 2.02%), 05/23/39 (l)	8,185	8,149
Home Equity Asset Trust
Series 2004-M1-4, REMIC, 4.48%, (1 Month Term SOFR + 0.89%), 10/25/34 (h) (l) (m)	410	408
Honda Auto Receivables 2024-4 Owner Trust
Series 2024-A3-4, 4.33%, 01/18/28	6,719	6,720
IndyMac INDX Mortgage Loan Trust 2006-AR21
Series 2006-3A1-AR11, REMIC, 3.30%, 06/25/36 (l)	1,986	1,250
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 4.16%, (1 Month Term SOFR + 0.51%), 05/25/35 (l)	826	468
J.P. Morgan Alternative Loan Trust 2006-A2
Series 2006-1A4-A2, REMIC, 4.02%, (1 Month Term SOFR + 0.65%), 05/25/36 (h) (l) (m)	742	626
J.P. Morgan Alternative Loan Trust 2006-A6
Series 2006-1A1-A5, REMIC, 4.70%, (1 Month Term SOFR + 0.43%), 10/25/36 (h) (l) (m)	710	658
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-2NU
Series 2021-A-2NU, REMIC, 1.97%, 01/07/28	7,390	6,871
J.P. Morgan Mortgage Acquisition Corp. 2005-FLD1
Series 2005-M6-FLD1, REMIC, 4.84%, (1 Month Term SOFR + 1.19%), 07/25/35 (l)	3,528	3,463
J.P. Morgan Mortgage Trust 2022-DCS1
Series 2023-A1-DSC1, REMIC, 4.62%, 12/25/33 (l)	3,401	3,310

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
J.P. Morgan Mortgage Trust 2024-VIS1
Series 2024-A1-VIS1, REMIC, 5.99%, 09/01/54 (h) (l)	3,272	3,282
J.P. Morgan Seasoned Mortgage Trust 2024-1
Series 2024-A3-1, REMIC, 4.36%, 04/25/46 (l)	848	807
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Series 2016-A4-JP4, REMIC, 3.65%, 11/18/26 (l)	2,600	2,587
Kennedy Lewis CLO 7 Ltd.
Series A1RR-7AR, 4.87%, (3 Month Term SOFR + 1.20%), 04/22/37 (l)	9,400	9,401
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 4.04%, (1 Month Term SOFR + 0.61%), 08/25/47 (h) (l) (m)	1,732	1,625
Long Beach Mortgage Loan Trust 2006-2
Series 2005-3M2-WL1, REMIC, 3.63%, (1 Month Term SOFR + 0.89%), 06/25/45 (h) (l) (m)	373	415
Lugo Funding Designated Activity Company
Series 2024-A-1A, 3.23%, (3 Month EURIBOR + 1.00%), 05/26/66, EUR (b) (h) (l)	11,079	12,648
Mansard Mortgages 2006-1 PLC
Series 2006-B1-1X, 4.96%, (SONIA + 1.22%), 10/15/48, GBP (c) (l)	2,999	3,878
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M8-WF1, REMIC, 10.57%, (1 Month Term SOFR + 1.97%), 06/25/35 (h) (l) (m)	2,828	2,936
Series 2005-A4-NC2, REMIC, 1.68%, (1 Month Term SOFR + 0.81%), 11/25/35 (h) (l) (m)	7,618	4,125
Meritage Mortgage Corporation
Series 2004-M2-2, REMIC, 3.82%, (1 Month Term SOFR + 1.01%), 01/25/35 (h) (l) (m)	2,031	1,995
METAL 2017-1 LLC
Series 2017-A-1, 4.58%, 10/15/42 (b) (h)	863	595
MFA 2023-NQM2 Trust
Series 2023-A1-NQM2, REMIC, 4.40%, 03/25/68 (h)	9,895	9,817
Mill City Mortgage Loan Trust 2017-1
Series 2017-B3-1, REMIC, 3.65%, 04/25/33 (l)	1,638	1,395
Morgan Stanley & Co. LLC
Series 2019-A4-L2, REMIC, 4.07%, 02/16/29	1,700	1,632
Morgan Stanley Capital I Trust 2021-L7
Series 2021-D-230P, REMIC, 6.12%, (1 Month Term SOFR + 2.49%), 12/15/38 (l)	2,929	2,657
Series 2021-E-230P, REMIC, 6.82%, (1 Month Term SOFR + 3.19%), 12/15/38 (l)	1,050	924
Mr. Cooper Group Inc.
Series 2007-A1A-OA5, REMIC, 3.45%, (12 Month Treasury Average + 0.84%), 05/25/47 (l) (m)	1,330	1,112
Navient Funding, LLC
Series 2006-A5-B, REMIC, 4.20%, (3 Month Term SOFR + 0.53%), 12/15/39 (l)	745	731
Navient Student Loan Trust 2020-2
Series 2020-A1B-2A, REMIC, 4.63%, (SOFR 30-Day Average + 1.01%), 02/25/33 (l)	4,535	4,501
Nelnet Student Loan Trust 2023-A
Series 2023-AFX-AA, 6.64%, 02/20/41	1,456	1,498
Nelnet Student Loan Trust 2025-C
Series 2025-A1A-CA, REMIC, 4.67%, 08/15/36	4,022	3,935
Nelnet Student Loan Trust 2026-A
Series 2026-A1A-A, REMIC, 4.61%, 02/21/61	6,409	6,216
New Residential Mortgage Loan Trust 2019-RPL3
Series 2019-A2-RPL3, REMIC, 3.00%, 07/25/59 (l)	1,500	1,385
Newgate Funding PLC
Series 2007-A3-2X, 4.03%, (SONIA + 0.28%), 12/15/50, GBP (c) (l)	1,886	2,461
Nissan Auto Lease Trust 2026-A
Series 2026-A2A-A, 3.90%, 05/15/28	9,600	9,551
Novastar Mortgage Funding Trust, Series 2007-1
Series 2007-A2C-1, REMIC, 0.68%, (1 Month Term SOFR + 0.29%), 03/25/37 (h) (l) (m)	34,227	10,276
Octane Receivables Trust 2024-3
Series 2024-A2-3A, REMIC, 4.94%, 08/20/27	1,812	1,817
Park Place Securities, Inc.
Series 2005-M5-WHQ2, REMIC, 2.65%, (1 Month Term SOFR + 1.15%), 05/25/35 (h) (l) (m)	4,461	3,568
PHH Alternative Mortgage Trust, Series 2007-3
Series 2007-A3-3, REMIC, 4.30%, (1 Month Term SOFR + 0.71%), 07/25/37 (h) (l) (m)	2,111	2,066
Preferred Residential Securities 05-2 PLC
Series 2005-C1C-2X, 4.44%, (SONIA + 0.69%), 12/15/40, GBP (c) (h) (l)	157	208
Prospect Mortgage, LLC
Series 2005-M8-2, REMIC, 4.35%, (1 Month Term SOFR + 2.06%), 04/25/35 (h) (l) (m)	3,738	3,565
PRPM 2026-4 LLC
Series 2026-A1-4, 6.30%, 06/25/31 (h)	9,400	9,401
RCKT Mortgage Trust 2024-CES5
Series 2024-A1A-CES5, REMIC, 5.85%, 07/25/28 (h) (l)	2,931	2,939
RCKT Mortgage Trust 2024-CES7
Series 2024-A1A-CES7, REMIC, 5.16%, 09/25/28 (h)	697	695
Reach ABS Trust 2026-1
Series 2026-A-1A, 4.32%, 02/15/33	5,357	5,354
Regional Management Issuance Trust 2024-2
Series 2024-A-2, 5.11%, 12/15/33	4,600	4,607
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-3, REMIC, 5.59%, 11/25/36 (h)	19,851	5,687
Series 2006-AF5-3, REMIC, 6.12%, 11/25/36 (h)	2,934	919
RFMSI Series 2006-S6 Trust
Series 2006-A12-S6, REMIC, 6.00%, 07/25/36	1,337	1,163
RFMSI Series 2007-S4 Trust
Series 2007-A5-S4, REMIC, 6.00%, (1 Month Term SOFR + 0.71%), 04/25/37 (l)	512	409
Saxon Asset Securities Trust 2004-3
Series 2004-M1-1, REMIC, 3.60%, (1 Month Term SOFR + 0.91%), 03/25/35 (h) (l) (m)	156	121
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR3, REMIC, 4.22%, (1 Month Term SOFR + 1.09%), 04/25/35 (h) (l) (m)	561	499
SG Mortgage Securities Trust
Series 2005-M3-OPT1, REMIC, 2.93%, (1 Month Term SOFR + 0.82%), 10/25/35 (h) (l) (m)	4,975	4,621
SLM Student Loan Trust 2012-5
Series 2012-A3-5, 4.53%, (SOFR 30-Day Average + 0.91%), 01/25/75 (l)	4,759	4,777
SMB Private Education Loan Trust 2022-B
Series 2022-A1A-B, REMIC, 3.94%, 02/16/55	1,556	1,514
Series 2022-A1B-B, REMIC, 5.04%, (SOFR 30-Day Average + 1.45%), 02/16/55 (l)	1,556	1,558
SMB Private Education Loan Trust 2022-C
Series 2022-A1B-C, 5.44%, (SOFR 30-Day Average + 1.85%), 05/16/50 (l)	1,454	1,472
SMB Private Education Loan Trust 2024-D
Series 2024-A1B-D, 4.84%, (SOFR 30-Day Average + 1.25%), 07/05/53 (l)	2,882	2,882
SoFi Consumer Loan Program 2025-4 Trust
Series 2025-A-4, 4.24%, 08/25/35	4,071	4,066
Sound Point CLO XXVIII, Ltd
Series 2020-A1R-3A, 4.95%, (3 Month Term SOFR + 1.28%), 01/26/32 (l)	6,515	6,521
Soundview Home Loan Trust
Series 2005-M5-1, REMIC, 3.76%, (1 Month Term SOFR + 1.28%), 04/25/35 (h) (l) (m)	2,810	2,703
Series 2005-M2-OPT2, REMIC, 2.17%, (1 Month Term SOFR + 0.95%), 08/25/35 (h) (l) (m)	6,752	6,112
Specialty Underwriting & Residential Finance Trust
Series 2006-A1-AB2, REMIC, 4.12%, (1 Month Term SOFR + 0.41%), 06/25/37 (h) (l) (m)	14,599	7,283
Spirit Airlines, LLC
Series 2017-AA-1, 0.00%, 02/15/30 (e) (f)	230	220
Structured Asset Investment Loan Trust 2005-4
Series 2004-M2-5, REMIC, 4.06%, (1 Month Term SOFR + 0.94%), 06/25/34 (h) (l) (m)	2,448	2,354

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Series 2005-M2-HE1, REMIC, 5.85%, (1 Month Term SOFR + 0.83%), 07/25/35 (h) (l) (m)	696	665
Structured Asset Securities Corporation Mortgage Loan Trust
Series 2007-M1-GEL2, REMIC, 2.64%, (1 Month Term SOFR + 0.81%), 05/25/37 (h) (l) (m)	15,456	12,569
Structured Asset Securities Corporation Mortgage Loan Trust 2007-OSI
Series 2007-A4-OSI, REMIC, 1.41%, (1 Month Term SOFR + 0.31%), 06/25/37 (h) (l) (m)	11,277	7,377
Tesla Sustainable Energy Trust 2024-1
Series 2024-A3-1A, 5.29%, 12/22/31	1,800	1,773
Towd Point Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 3.75%, 09/25/31	8,347	7,859
Towd Point Mortgage Trust 2025-CES4
Series 2025-A1A-CES4, REMIC, 5.09%, 10/25/29 (h)	3,722	3,703
Toyota Auto Receivables 2024-A Owner Trust
Series 2024-A3-A, 4.83%, 10/16/28	4,341	4,354
United Airlines Pass Through Certificates, Series 2018-1
Series 2018-AA-1, 3.50%, 03/01/30	683	658
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	840	850
Washington Mutual Asset-Backed Certificates WaMu Series 2007-HE2 Trust
Series 2007-2A3-HE2, REMIC, 1.31%, (1 Month Term SOFR + 0.36%), 04/25/37 (h) (l) (m)	34,161	11,670
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2005-1A3-AR10, REMIC, 4.43%, 09/25/35 (l)	2,160	1,970
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA3 Trust
Series 2007-4A2-OA3, REMIC, 3.06%, (12 Month Treasury Average + 0.70%), 04/25/47 (l) (m)	887	777
Wells Fargo Mortgage Backed Securities 2007-AR7 Trust
Series 2007-A1-AR7, REMIC, 5.93%, 12/25/37 (l)	7,979	7,156
Westlake Automobile Receivables Trust 2026-1
Series 2026-A1-1A, 3.89%, 01/15/27	2,045	2,045
Series 2026-A2A-1A, 4.02%, 09/15/28	1,300	1,298
WSTN Trust
Series 2023-A-MAUI, REMIC, 6.52%, 09/08/39 (l)	800	805
Total Non-U.S. Government Agency Asset-Backed Securities (cost $609,869)		563,911
CORPORATE BONDS AND NOTES 13.4%
Financials 5.4%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (b)	984	955
Banco Santander, S.A.
6.53%, 11/07/27	1,500	1,511
6.61%, 11/07/28	1,200	1,254
Bank of Nova Scotia, The
4.25%, 02/02/30	6,700	6,618
Barclays PLC
6.49%, 09/13/29	1,200	1,242
BPCE
6.71%, 10/19/29 (b)	1,650	1,715
5.88%, 01/14/31 (b)	1,000	1,028
4.76%, 01/13/32 (b)	5,100	5,026
7.00%, 10/19/34 (b)	1,400	1,523
Citadel Securities Global Holdings LLC
5.13%, 01/27/32 (b)	500	494
Credicorp Capital Sociedad Titularizada S.A.
10.10%, 12/15/43, PEN (b)	983	308
9.70%, 03/05/45, PEN (b)	1,700	524
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (b)	8,800	8,821
Ford Motor Credit Company LLC
2.70%, 08/10/26	3,700	3,692
4.13%, 08/17/27	3,200	3,171
3.82%, 11/02/27	3,067	3,021
2.90%, 02/16/28	200	193
5.80%, 03/08/29	1,738	1,754
4.97%, 04/06/29	6,070	6,009
Goldman Sachs Group, Inc., The
4.15%, 01/21/29	7,500	7,435
Jane Street Group, LLC
6.75%, 05/01/33 (b)	200	205
Marex Group PLC
6.40%, 11/04/29	300	307
Morgan Stanley
4.24%, 01/09/30	6,700	6,611
3.49%, 06/11/30, EUR	2,200	2,526
Nationwide Building Society
4.30%, 03/08/29 (b)	1,000	994
NatWest Group PLC
5.08%, 01/27/30	2,800	2,818
4.45%, 05/08/30	2,000	1,982
Panama Infrastructure Receivable Purchaser PLC
0.00%, 04/05/32 (b) (n)	6,449	5,252
Rio Oil Finance Trust
8.20%, 04/06/28 (b)	99	101
Santander Holdings USA, Inc.
5.35%, 09/06/30	700	706
Santander UK Group Holdings PLC
3.82%, 11/03/28	1,800	1,780
4.86%, 09/11/30	800	800
5.69%, 04/15/31	1,200	1,231
Societe Generale
4.86%, 07/07/29 (b)	1,700	1,700
Stichting AK Rabobank Certificaten II
6.50%, EUR (c) (h) (l) (o)	2,059	2,651
UBS Group AG
6.33%, 12/22/27 (b)	4,400	4,437
6.25%, 09/22/29 (b)	3,000	3,093
Voyager Aviation Holdings, LLC
0.00%, 05/09/49 (b) (e) (f) (g)	1,129	—
Wells Fargo & Company
4.18%, 01/23/30	8,900	8,781
		102,269
Communication Services 2.3%
Altice France
9.50%, 11/01/29 (b)	2,742	2,783
6.88%, 10/15/30 (b)	205	198
6.50%, 04/15/32 (b)	125	121
Beignet Investments, LLC
6.58%, 05/30/49 (b)	32,980	33,683
DISH DBS Corporation
5.25%, 12/01/26 (b)	2,590	2,569
5.75%, 12/01/28 (b)	2,090	2,025
NTT Finance Corporation
5.01%, 11/01/31 (b)	400	399
5.26%, 11/01/33 (b)	1,000	997
5.48%, 11/01/36 (b)	600	598
Uniti Group Inc.
6.50%, 02/15/29 (b) (d)	507	503
		43,876
Information Technology 1.6%
Gartner, Inc.
5.60%, 11/20/35	700	662
Jabil Inc.
4.20%, 02/01/29	1,900	1,873
RD Michigan Property Owner I LLC
7.50%, 03/30/45 (b)	28,468	28,457
		30,992
Energy 1.1%
Enbridge Inc.
4.50%, 02/15/31	700	689
Gaz Capital S.A.
0.00%, 03/23/27 (c) (e) (f)	800	728
Gaz Finance PLC
0.00%, 06/29/27 - 01/27/29 (c) (e) (f)	6,600	5,232

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Petroleos de Venezuela, S.A.
0.00%, 11/15/26 - 04/12/37 (c) (e) (f)	2,890	1,080
0.00%, 04/12/27 (c) (e) (f)	300	110
Petroleos Mexicanos
6.70%, 02/16/32	7,689	7,753
6.95%, 01/28/60	1,190	1,004
Topaz Solar Farms LLC
4.88%, 09/30/39 (b)	50	44
5.75%, 09/30/39 (b)	551	545
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (b)	2,100	2,004
3.88%, 11/01/33 (b) (d)	100	89
Venture Global LNG, Inc.
9.50%, 02/01/29 (b)	200	215
7.00%, 01/15/30 (b)	900	917
9.88%, 02/01/32 (b)	400	426
		20,836
Consumer Discretionary 1.1%
Carvana Co.
9.00%, 06/01/30 - 06/01/31 (b) (h) (p)	4,081	4,376
GSG Bidco Limited
5.38%, 06/15/36, EUR (b)	1,300	1,469
6.38%, 06/15/51, EUR (b)	2,300	2,644
Mitchells & Butlers Finance PLC
6.01%, 12/15/28, GBP (h)	62	83
Nissan Motor Acceptance Company LLC
5.68%, (SOFR + 2.05%), 09/13/27 (b) (l)	2,800	2,779
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (b)	4,100	4,034
7.50%, 07/17/30 (b)	700	720
4.81%, 09/17/30 (b)	300	279
Station Casinos LLC
4.50%, 02/15/28 (b)	2,620	2,580
Stellantis Finance US Inc.
5.75%, 03/18/30 (b) (d)	700	700
Stellantis Financial Services US Corp.
5.40%, 06/15/29 (b)	1,000	996
		20,660
Utilities 1.1%
Edison International
6.25%, 03/15/30	400	411
5.25%, 03/15/32	3,600	3,557
Pacific Gas and Electric Company
3.30%, 03/15/27 - 12/01/27	1,347	1,325
3.00%, 06/15/28	3,343	3,235
3.75%, 07/01/28	976	959
4.55%, 07/01/30	7,255	7,140
4.40%, 03/01/32	1,000	966
6.00%, 08/15/35	600	618
Pryvatne Aktsionerne Tovarystvo Natsionalna Enerhetychna Kompaniia Ukrenerho
0.00%, 11/09/28 (c) (e) (f)	400	387
Thames Water Super Senior Issuer PLC
9.75%, 10/10/27, GBP (c)	100	140
9.75%, 10/10/27, GBP (b)	866	1,210
		19,948
Health Care 0.4%
Bayer US Finance LLC
6.25%, 01/21/29 (b)	3,700	3,818
Centene Corporation
3.38%, 02/15/30	500	466
3.00%, 10/15/30	1,600	1,445
2.63%, 08/01/31	900	784
		6,513
Consumer Staples 0.3%
B.A.T. International Finance P.L.C.
5.93%, 02/02/29	100	103
Flora Food Management B.V.
6.88%, 07/02/29, EUR (b)	1,100	1,224
7.50%, 10/31/30, EUR (b)	3,500	3,961
		5,288
Real Estate 0.1%
CBRE Services, Inc.
5.25%, 06/01/36	1,500	1,479
Country Garden Holdings Company Limited
0.00%, 12/31/31 (c) (n) (q)	633	42
EPR Properties
4.75%, 12/15/26	32	32
4.95%, 04/15/28	90	90
GLP Financing, LLC
5.30%, 01/15/29	268	269
		1,912
Industrials 0.0%
Boeing Company, The
6.26%, 05/01/27 (r)	630	638
6.30%, 05/01/29 (r)	90	94
		732
Materials 0.0%
FMC Corporation
8.00%, 06/01/31 (b)	200	207
Total Corporate Bonds And Notes (cost $252,632)		253,233
SENIOR FLOATING RATE INSTRUMENTS 2.1%
Communication Services 0.8%
Altice France S.A.
2025 USD Term Loan B11, 7.80%, (SOFR + 4.13%), 04/30/28 (l)	2,189	2,193
2025 USD Term Loan B14, 10.55%, (3 Month Term SOFR + 6.88%), 05/31/31 (l)	4,698	4,787
Discovery Global Holdings, Inc.
2026 USD Term Loan B, 6.12%, (3 Month Term SOFR + 2.50%), 06/16/33 (l)	5,885	5,884
SubCalidora 2 S.a r.l.
2024 EUR Term Loan, 7.88%, (3 Month EURIBOR + 5.75%), 08/14/29, EUR (g) (l)	1,200	1,385
Syniverse Holdings, Inc.
2022 Term Loan, 10.73%, (3 Month Term SOFR + 7.00%), 05/06/27 (l)	1,477	1,262
		15,511
Industrials 0.7%
Mercury Aggregator LP
Term Loan, 0.00%, 04/03/26 (e) (f) (g) (l)	933	—
SVF II Finco Cayman LP
Term Loan, 7.38%, (SOFR + 3.65%), 04/25/29 (g) (l)	2,845	2,896
TransDigm, Inc.
2023 Term Loan J, 6.12%, (1 Month Term SOFR + 2.50%), 02/28/31 (l)	9,504	9,505
		12,401
Financials 0.4%
Jane Street Group, LLC
2024 Term Loan B1, 5.67%, (3 Month Term SOFR + 2.00%), 12/10/31 (l)	298	295
Republic of Panama
Term Loan, 4.93%, 04/01/27, EUR (g) (l)	3,900	4,486
Term Loan, 2.39%, 06/20/28, CHF (g) (l)	2,796	3,428
		8,209
Materials 0.2%
SCURAlpha 1503 Gmbh
USD Term Loan B1, 9.16%, (3 Month Term SOFR + 5.00%), 01/04/30 (l)	2,421	2,091
EUR Term Loan B1, 7.65%, (1 Month EURIBOR + 5.50%), 03/30/30, EUR (l)	1,300	1,369
Westmoreland Coal Co
PIK Term Loan, 8.00%, 03/15/29 (g) (l) (p)	21	11
		3,471
Information Technology 0.0%
Poseidon Bidco SASU
2024 EUR Term Loan B, 0.00%, (EURIBOR + 5.00%), 07/22/30, EUR (e) (f) (l)	2,100	630
Energy 0.0%
Lealand Finance Company B.V.
2020 Make Whole Term Loan, 6.76%, (1 Month Term SOFR + 3.00%), 06/30/27 (l)	21	20

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
2020 Take Back Term Loan, 7.73%, (1 Month Term SOFR + 4.00%), 12/31/27 (l) (p)	78	74
		94
Total Senior Floating Rate Instruments (cost $42,824)		40,316
COMMON STOCKS 0.2%
Communication Services 0.2%
Clear Channel Outdoor Holdings, Inc. (e)	515	1,247
iHeartMedia, Inc. (e) (g)	91	164
iHeartMedia, Inc. - Class A (e)	110	470
Uniti Group Inc. (e)	130	1,497
Uniti Group Inc. (e)	24	280
		3,658
Financials 0.0%
UBS Group AG	4	204
Real Estate 0.0%
Country Garden Holdings Company Limited (e)	433	9
Energy 0.0%
WestMet Group Holdings (e) (g)	4	2
Materials 0.0%
Westmoreland Coal Company (e) (g)	1	—
Total Common Stocks (cost $7,815)		3,873
RIGHTS 0.1%
SES (e)	124	1,828
Total Rights (cost $1,456)		1,828
PREFERRED STOCKS 0.1%
Communication Services 0.1%
Windstream Holdings, Inc. (g)	1	928
Total Preferred Stocks (cost $832)		928
WARRANTS 0.0%
Windstream Holdings, Inc. (e) (s)	25	291
Total Warrants (cost $155)		291
OTHER EQUITY INTERESTS 0.0%
Amsurg Corp. (e) (s) (t)	101	91
Total Other Equity Interests (cost $0)		91
SHORT TERM INVESTMENTS 17.8%
Discount Notes 8.7%
FHLBanks Office of Finance
3.58%, 07/22/26 (u)	8,200	8,183
3.67%, 07/29/26 (u)	25,700	25,627
3.70%, 07/31/26 (u)	5,300	5,284
3.68%, 08/05/26 (u)	700	698
3.69%, 08/07/26 (u)	19,200	19,128
3.68%, 08/14/26 (u)	45,900	45,695
3.66%, 08/21/26 (u)	15,000	14,922
3.59%, 08/26/26 (u)	7,700	7,656
3.68%, 08/28/26 (u)	700	696
3.68%, 09/04/26 (u)	19,100	18,972
3.59%, 09/09/26 (u)	9,800	9,729
3.71%, 09/16/26 (u)	4,800	4,762
3.66%, 09/30/26 (u)	3,400	3,368
		164,720
U.S. Treasury Bill 4.9%
Treasury, United States Department of
3.60%, 07/02/26 (u)	1,300	1,300
3.81%, 07/07/26 (u)	6,100	6,096
3.67%, 07/09/26 (u)	7,700	7,694
3.66%, 07/14/26 (u)	800	799
3.66%, 07/16/26 (j) (u)	800	799
3.65%, 07/21/26 (u)	10,600	10,579
3.57%, 07/23/26 (j) (u)	7,200	7,184
3.67%, 07/28/26 (j) (u)	10,100	10,073
3.65%, 07/30/26 (j) (u)	700	698
3.66%, 08/04/26 (u)	1,500	1,495
3.66%, 08/11/26 (j) (u)	4,500	4,481
3.55%, 08/13/26 (j) (u)	700	697
3.68%, 08/18/26 (u)	19,900	19,803
3.62%, 08/20/26 (j) (u)	1,800	1,791
3.66%, 08/25/26 (u)	8,400	8,353
3.64%, 08/27/26 (j) (u)	4,600	4,573
3.67%, 09/01/26 (j) (u)	1,000	994
3.66%, 09/08/26 (j) (u)	300	298
3.62%, 09/10/26 (j) (u)	2,000	1,986
3.67%, 09/15/26 (j) (u)	2,000	1,985
3.68%, 09/24/26 (j) (u)	700	694
		92,372
Treasury Securities 3.9%
Presidencia da Republica
12.83%, 10/01/26, BRL (u)	49,000	9,178
12.24%, 04/01/27, BRL (u)	363,200	63,888
		73,066
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 3.53% (v) (w)	1,946	1,946
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 3.63% (v) (w)	1,533	1,533
Commercial Paper 0.1%
HCA Inc.
4.28%, 07/23/26 (u)	1,300	1,297
Total Short Term Investments (cost $335,395)		334,934
Total Investments 148.4% (cost $2,860,193)		2,801,029
Total Forward Sales Commitments (0.5)% (proceeds $9,481)		(9,473)
Other Derivative Instruments (0.3)%		(5,261)
Other Assets and Liabilities, Net (47.6)%		(898,242)
Total Net Assets 100.0%		1,888,053

(a) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2026, the total payable for investments purchased on a delayed delivery basis was $975,565.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $211,103 and 11.2% of the Fund.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) All or a portion of the security was on loan as of June 30, 2026.

(e) Non-income producing security.

(f) As of June 30, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.9% of the Fund’s net assets.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(i) Treasury inflation indexed note, par amount is adjusted for inflation.

(j) All or a portion of the security is pledged or segregated as collateral.

(k) Treasury inflation indexed note, par amount is not adjusted for inflation.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(n) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(o) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(p) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

the security may be paid in cash or additional par.

(q) Convertible security.

(r) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(s) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(t) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(u) The coupon rate represents the yield to maturity.

(v) Investment in affiliate.

(w) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.5%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.5%)
Mortgage-Backed Securities (0.5%)
Federal National Mortgage Association, Inc.
TBA, 6.00%, 07/15/56 (a)	(100)	(102)
TBA, 6.00%, 08/15/56 (a)	(9,200)	(9,371)
Total Government And Agency Obligations (proceeds $9,481)		(9,473)
Total Forward Sales Commitments (0.5%) (proceeds $9,481)		(9,473)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2026, the total proceeds for investments sold on a delayed delivery basis was $9,481.

JNL/PIMCO Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	4,394	176,334	178,782	47	—	—	1,946	0.1
JNL Government Money Market Fund, 3.63% - Class SL	3,975	44,761	47,203	84	—	—	1,533	0.1
	8,369	221,095	225,985	131	—	—	3,479	0.2

JNL/PIMCO Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alba 2006-2 PLC, Series 2006-D-2, 4.31%, 12/15/38	02/19/20	802	798	0.1
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.95%, 08/12/31	09/25/24	6,739	7,972	0.4
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 5.40%, 08/12/34	09/13/24	780	875	0.1
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.90%, 08/12/37	05/07/26	479	488	—
Country Garden Holdings Company Limited, 0.00%, 12/31/31	01/06/26	93	42	—
Eurosail-UK 2007-3BL PLC, Series 2007-C1A-3X, 4.40%, 06/13/45	09/02/20	14,160	14,460	0.8
Eurosail-UK 2007-6NC PLC, Series 2007-A3A-6NCX, 4.55%, 09/13/45	10/15/18	15	15	—
Gaz Capital S.A., 0.00%, 03/23/27	01/20/21	881	728	—
Gaz Finance PLC, 0.00%, 06/29/27	02/03/21	204	176	—
Gaz Finance PLC, 0.00%, 01/27/29	01/20/21	6,400	5,056	0.3
Mansard Mortgages 2006-1 PLC, Series 2006-B1-1X, 4.96%, 10/15/48	02/19/20	3,810	3,878	0.2
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/24/22	943	1,890	0.1
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/31/22	1,016	1,890	0.1
Ministry of Finance of the Russian Federation, 0.00%, 09/16/43	04/01/22	241	406	—
Ministry of Finance of the Russian Federation, 0.00%, 09/16/43	09/13/22	113	135	—
Ministry of Finance of the Russian Federation, 0.00%, 06/23/47	04/11/22	2,633	—	—
Ministry of Finance of the Russian Federation, 0.00%, 06/23/47	09/13/22	225	—	—
Newgate Funding PLC, Series 2007-A3-2X, 4.03%, 12/15/50	11/28/17	2,425	2,461	0.1
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	11/21/18	529	730	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	09/06/18	59	110	—
Petroleos de Venezuela, S.A., 0.00%, 05/16/34	11/03/17	134	240	—
Petroleos de Venezuela, S.A., 0.00%, 05/17/35	02/04/26	38	44	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/37	09/06/18	59	110	—
Preferred Residential Securities 05-2 PLC, Series 2005-C1C-2X, 4.44%, 12/15/40	10/06/22	171	208	—
Pryvatne Aktsionerne Tovarystvo Natsionalna Enerhetychna Kompaniia Ukrenerho, 0.00%, 11/09/28	09/29/22	95	387	—
Republica Bolivariana de Venezuela, 0.00%, 10/21/26	02/04/26	137	162	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/28	12/13/17	1,084	1,316	0.1
Republica Bolivariana de Venezuela, 0.00%, 08/05/31	09/12/18	446	751	0.1
Republica Bolivariana de Venezuela, 0.00%, 12/31/34	12/13/17	419	686	—
Republica Bolivariana de Venezuela, 0.00%, 12/31/35	12/13/17	260	476	—
Republica Bolivariana de Venezuela, 0.00%, 03/31/38	12/13/17	93	165	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/49	12/13/17	472	874	0.1
Republica Bolivariana de Venezuela, 0.00%, 12/09/49	12/13/17	15	25	—
Stichting AK Rabobank Certificaten II, 6.50%	02/25/20	3,075	2,651	0.2
Thames Water Super Senior Issuer PLC, 9.75%, 10/10/27	11/12/25	144	140	—
		49,189	50,345	2.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	822	September 2026	AUD	88,964	(24)	912
Long Gilt	895	September 2026	GBP	77,926	(380)	2,563
United States 10 Year Note	3,991	September 2026		434,417	(1,185)	4,156
United States 2 Year Note	537	October 2026		110,748	(63)	(54)
United States 5 Year Note	1,998	October 2026		213,343	(374)	537
United States Ultra Bond	582	September 2026		65,585	(436)	2,019
					(2,462)	10,133
Short Contracts
Euro BOBL	(131)	September 2026	EUR	(15,048)	12	(77)
Euro Bund	(269)	September 2026	EUR	(33,893)	40	(415)
Euro Schatz	(1)	September 2026	EUR	(106)	—	—
United States 10 Year Ultra Bond	(331)	September 2026		(36,708)	129	(520)
United States Long Bond	(581)	September 2026		(64,226)	381	(1,717)
					562	(2,729)

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	7.22	(M)	06/14/28	MXN	186,100	20	(68)
28-Day MEXIBOR (M)	Receiving	8.00	(M)	06/11/31	MXN	89,200	23	(85)
28-Day MEXIBOR (M)	Paying	9.02	(M)	12/17/29	MXN	10,400	(2)	25
28-Day MEXIBOR (M)	Paying	8.99	(M)	12/18/29	MXN	7,700	(2)	18
28-Day MEXIBOR (M)	Paying	9.14	(M)	12/27/29	MXN	14,900	(3)	38
28-Day MEXIBOR (M)	Paying	9.15	(M)	12/31/29	MXN	12,800	(3)	33
28-Day MEXIBOR (M)	Paying	9.11	(M)	03/13/30	MXN	39,400	(9)	103
3M JIBAR (Q)	Paying	6.77	(Q)	03/10/28	ZAR	6,900	(1)	(3)
3M JIBAR (Q)	Paying	8.41	(Q)	07/31/28	ZAR	2,000	—	2
3M JIBAR (Q)	Paying	8.42	(Q)	07/31/28	ZAR	1,600	—	2
3M JIBAR (Q)	Paying	8.42	(Q)	07/31/28	ZAR	6,000	(1)	7
3M JIBAR (Q)	Paying	8.43	(Q)	07/31/28	ZAR	4,000	—	5
3M JIBAR (Q)	Paying	8.43	(Q)	08/01/28	ZAR	2,400	—	3
3M JIBAR (Q)	Paying	8.46	(Q)	08/01/28	ZAR	4,100	—	5
3M JIBAR (Q)	Paying	8.46	(Q)	08/02/28	ZAR	4,100	(1)	5
3M JIBAR (Q)	Paying	8.46	(Q)	08/02/28	ZAR	4,100	(1)	5
3M JIBAR (Q)	Paying	8.55	(Q)	08/03/28	ZAR	8,400	(1)	11
3M JIBAR (Q)	Paying	8.38	(Q)	08/04/28	ZAR	4,200	(1)	5
3M JIBAR (Q)	Paying	8.41	(Q)	08/04/28	ZAR	10,200	(1)	12
3M JIBAR (Q)	Paying	8.42	(Q)	08/04/28	ZAR	4,200	(1)	5
3M JIBAR (Q)	Paying	8.42	(Q)	08/04/28	ZAR	4,300	(1)	5
3M JIBAR (Q)	Paying	8.54	(Q)	08/04/28	ZAR	4,300	(1)	6
3M JIBAR (Q)	Paying	8.36	(Q)	08/07/28	ZAR	7,700	(1)	9
3M JIBAR (Q)	Paying	8.40	(Q)	08/07/28	ZAR	7,700	(1)	9
3M JIBAR (Q)	Paying	8.41	(Q)	08/07/28	ZAR	2,300	—	3
3M JIBAR (Q)	Paying	8.00	(Q)	01/03/31	ZAR	5,000	(1)	7
3M JIBAR (Q)	Paying	8.00	(Q)	01/06/31	ZAR	5,000	(1)	7
3M JIBAR (Q)	Paying	8.01	(Q)	01/07/31	ZAR	4,900	(1)	7
3M JIBAR (Q)	Paying	8.03	(Q)	01/07/31	ZAR	4,900	(1)	7
3M JIBAR (Q)	Paying	8.05	(Q)	01/07/31	ZAR	4,900	(1)	7
3M JIBAR (Q)	Paying	8.06	(Q)	01/07/31	ZAR	4,900	(1)	7
3M JIBAR (Q)	Paying	8.06	(Q)	01/08/31	ZAR	14,900	(3)	22
3M JIBAR (Q)	Paying	8.08	(Q)	01/08/31	ZAR	6,900	(2)	11
3M JIBAR (Q)	Paying	8.20	(Q)	01/10/31	ZAR	24,900	(6)	44
3M JIBAR (Q)	Paying	7.74	(Q)	04/15/36	ZAR	3,200	(1)	—
3M JIBAR (Q)	Paying	7.80	(Q)	04/16/36	ZAR	3,400	(1)	1
3M JIBAR (Q)	Paying	7.82	(Q)	04/16/36	ZAR	7,100	(3)	2
3M JIBAR (Q)	Paying	7.83	(Q)	04/16/36	ZAR	3,500	(1)	1
3M JIBAR (Q)	Paying	7.86	(Q)	04/16/36	ZAR	3,600	(1)	2
3M JIBAR (Q)	Paying	7.80	(Q)	04/21/36	ZAR	1,896	(1)	—
3M JIBAR (Q)	Paying	7.96	(Q)	04/22/36	ZAR	3,290	(1)	3
3M JIBAR (Q)	Paying	8.00	(Q)	04/23/36	ZAR	1,900	(1)	2
3M JIBAR (Q)	Paying	8.08	(Q)	04/24/36	ZAR	2,300	(1)	3
3M JIBAR (Q)	Paying	8.14	(Q)	04/28/36	ZAR	2,000	(1)	3
3M JIBAR (Q)	Paying	8.15	(Q)	04/28/36	ZAR	2,300	(1)	4
3M JIBAR (Q)	Paying	7.95	(Q)	05/07/36	ZAR	3,700	(1)	3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Paying	4.75	(S)	06/19/29	NZD	9,300	—	154
6M Australian Bank Bill Short Term Rate (S)	Paying	4.00	(S)	09/18/29	AUD	26,300	(22)	(627)
6M Australian Bank Bill Short Term Rate (S)	Paying	4.50	(S)	06/18/35	AUD	46,200	(71)	(1,366)
6M EURIBOR (S)	Receiving	2.59	(A)	08/19/34	EUR	2,400	2	48
6M EURIBOR (S)	Receiving	2.51	(A)	04/09/35	EUR	1,300	1	41
6M EURIBOR (S)	Receiving	0.25	(A)	03/18/50	EUR	5,400	8	3,365
6M EURIBOR (S)	Receiving	0.50	(A)	06/17/50	EUR	2,500	3	1,664
6M EURIBOR (S)	Receiving	0.83	(A)	12/09/52	EUR	23,200	8	2,902
6M EURIBOR (S)	Receiving	3.00	(A)	09/16/56	EUR	22,750	34	12
6M EURIBOR (S)	Paying	0.65	(A)	04/12/27	EUR	8,200	—	(92)
6M EURIBOR (S)	Paying	0.65	(A)	05/11/27	EUR	8,200	—	(98)
6M EURIBOR (S)	Paying	1.00	(A)	05/13/27	EUR	11,200	—	(100)
6M EURIBOR (S)	Paying	1.00	(A)	05/18/27	EUR	5,400	—	(52)
6M EURIBOR (S)	Paying	3.37	(A)	10/09/28	EUR	3,000	(1)	43
6M EURIBOR (S)	Paying	3.45	(A)	10/20/28	EUR	2,800	(1)	46
6M EURIBOR (S)	Paying	2.77	(A)	04/16/29	EUR	2,400	(1)	3
6M EURIBOR (S)	Paying	2.86	(A)	04/24/29	EUR	3,600	(2)	14
6M EURIBOR (S)	Paying	2.78	(A)	05/02/29	EUR	2,400	(1)	4
6M EURIBOR (S)	Paying	2.95	(A)	06/12/29	EUR	1,800	(1)	11
6M EURIBOR (S)	Paying	2.50	(A)	09/16/31	EUR	77,510	(59)	(845)
6M EURIBOR (S)	Paying	2.00	(A)	09/21/32	EUR	25,380	(20)	(1,347)
6M EURIBOR (S)	Paying	2.55	(A)	03/09/33	EUR	5,800	(5)	(78)
6M EURIBOR (S)	Paying	3.27	(A)	08/21/33	EUR	1,600	(1)	53
6M EURIBOR (S)	Paying	2.77	(A)	04/29/34	EUR	1,600	(2)	(8)
6M EURIBOR (S)	Paying	2.41	(A)	11/05/34	EUR	2,800	(3)	(102)
6M EURIBOR (S)	Paying	2.22	(A)	01/08/35	EUR	1,400	(1)	(73)
6M EURIBOR (S)	Paying	2.42	(A)	03/07/35	EUR	1,300	(1)	(48)
6M EURIBOR (S)	Paying	2.52	(A)	03/27/35	EUR	1,300	(1)	(39)
6M EURIBOR (S)	Paying	2.75	(A)	09/16/36	EUR	4,220	(5)	(6)
6M PRIBOR (S)	Paying	4.48	(A)	03/11/36	CZK	1,600	—	2
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	(0.02)	(S)	09/20/28	JPY	12,430,000	1	(221)
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.00	(S)	03/15/29	JPY	6,580,000	3	(69)
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.70	(A)	09/18/29	JPY	3,190,000	5	61
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.40	(A)	06/15/32	JPY	569,400	8	49
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.00	(A)	09/18/34	JPY	1,640,000	48	284
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.25	(A)	06/18/35	JPY	382,000	13	78
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	03/15/42	JPY	276,000	16	79
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.71	(A)	04/27/42	JPY	130,000	8	39
Bank of Japan Overnight Call Rate TONAR (A)	Paying	0.18	(A)	04/27/27	JPY	520,000	—	9
BRAZIBOR (A)	Paying	11.70	(A)	01/04/27	BRL	100	—	(1)
BRAZIBOR (A)	Paying	11.26	(A)	01/04/27	BRL	300	—	(4)
BRAZIBOR (A)	Paying	11.25	(A)	01/04/27	BRL	300	—	(4)
BRAZIBOR (A)	Paying	11.22	(A)	01/04/27	BRL	600	—	(8)
BRAZIBOR (A)	Paying	11.72	(A)	01/04/27	BRL	600	—	(6)
BRAZIBOR (A)	Paying	11.87	(A)	01/04/27	BRL	1,600	—	(13)
BRAZIBOR (A)	Paying	10.21	(A)	01/04/27	BRL	3,880	—	(51)
BRAZIBOR (A)	Paying	10.00	(A)	01/04/27	BRL	4,300	(1)	(71)
BRAZIBOR (A)	Paying	10.10	(A)	01/04/27	BRL	7,300	(2)	(117)
BRAZIBOR (A)	Paying	10.07	(A)	01/04/27	BRL	7,530	—	(105)
BRAZIBOR (A)	Paying	10.18	(A)	01/04/27	BRL	11,500	—	(154)
BRAZIBOR (A)	Paying	10.17	(A)	01/04/27	BRL	11,540	—	(156)
BRAZIBOR (A)	Paying	10.00	(A)	01/04/27	BRL	15,600	(3)	(259)
BRAZIBOR (A)	Paying	9.96	(A)	01/04/27	BRL	17,500	(4)	(294)
BRAZIBOR (A)	Paying	10.17	(A)	01/04/27	BRL	19,260	—	(259)
BRAZIBOR (A)	Paying	10.33	(A)	01/04/27	BRL	20,480	—	(259)
BRAZIBOR (A)	Paying	14.01	(A)	01/04/27	BRL	20,500	1	(26)
BRAZIBOR (A)	Paying	10.10	(A)	01/04/27	BRL	22,760	1	(314)
BRAZIBOR (A)	Paying	10.18	(A)	01/04/27	BRL	23,090	1	(309)
BRAZIBOR (A)	Paying	10.26	(A)	01/04/27	BRL	26,920	1	(351)
BRAZIBOR (A)	Paying	10.20	(A)	01/04/27	BRL	26,950	1	(358)
BRAZIBOR (A)	Paying	13.93	(A)	01/04/27	BRL	28,900	1	(44)
BRAZIBOR (A)	Paying	10.05	(A)	01/04/27	BRL	29,400	(6)	(480)
BRAZIBOR (A)	Paying	13.29	(A)	01/02/29	BRL	19,000	7	(81)
BRAZIBOR (A)	Paying	13.35	(A)	01/02/29	BRL	37,800	14	(155)
BRAZIBOR (A)	Paying	13.44	(A)	01/02/31	BRL	800	—	(2)
BRAZIBOR (A)	Paying	13.44	(A)	01/02/31	BRL	800	—	(2)
BRAZIBOR (A)	Paying	13.67	(A)	01/02/31	BRL	1,000	1	(2)
BRAZIBOR (A)	Paying	13.25	(A)	01/02/31	BRL	1,100	1	(4)
BRAZIBOR (A)	Paying	13.56	(A)	01/02/31	BRL	2,000	1	(4)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	13.56	(A)	01/02/31	BRL	2,300	1	(5)
BRAZIBOR (A)	Paying	13.35	(A)	01/02/31	BRL	2,400	1	(8)
BRAZIBOR (A)	Paying	13.73	(A)	01/02/31	BRL	3,900	2	(6)
BRAZIBOR (A)	Paying	13.52	(A)	01/02/31	BRL	7,800	4	(19)
BRAZIBOR (A)	Paying	13.26	(A)	01/02/31	BRL	10,400	6	(37)
BRAZIBOR (A)	Paying	12.84	(A)	01/02/31	BRL	16,600	10	(104)
BRAZIBOR (A)	Paying	13.17	(A)	01/02/31	BRL	20,300	11	(87)
BRAZIBOR (A)	Paying	12.80	(A)	01/02/31	BRL	45,400	26	(290)
BRAZIBOR (A)	Paying	13.68	(A)	01/02/31	BRL	76,600	42	(95)
BRAZIBOR (A)	Paying	13.18	(A)	01/02/31	BRL	80,600	45	(307)
Sterling Overnight Index Average Rate (A)	Receiving	3.70	(A)	03/28/34	GBP	1,000	2	43
Sterling Overnight Index Average Rate (A)	Receiving	4.50	(A)	03/18/56	GBP	1,530	9	86
Sterling Overnight Index Average Rate (A)	Paying	3.50	(A)	03/18/28	GBP	45,200	(23)	479
Sterling Overnight Index Average Rate (A)	Paying	3.50	(A)	03/18/31	GBP	55,800	(70)	(593)
U.K. Retail Price Index (A)	Paying	4.06	(A)	09/15/31	GBP	1,100	(6)	(156)
U.K. Retail Price Index (A)	Paying	4.00	(A)	09/15/31	GBP	1,300	(7)	(189)
U.K. Retail Price Index (A)	Paying	4.07	(A)	09/15/31	GBP	2,200	(11)	(272)
U.K. Retail Price Index (A)	Paying	4.40	(A)	10/15/31	GBP	1,400	(7)	(120)
U.K. Retail Price Index (A)	Paying	4.02	(A)	10/15/31	GBP	1,600	(8)	(217)
U.K. Retail Price Index (A)	Paying	4.14	(A)	10/15/31	GBP	3,100	(15)	(364)
U.K. Retail Price Index (A)	Paying	4.25	(A)	11/15/31	GBP	3,100	(12)	(256)
U.S. SOFR (Q)	Receiving	1.25	(S)	12/15/26		1,200	—	42
U.S. SOFR (Q)	Receiving	1.74	(S)	12/16/26		2,700	—	144
U.S. SOFR (Q)	Receiving	1.35	(S)	01/20/27		11,500	—	178
U.S. SOFR (Q)	Receiving	1.45	(S)	02/17/27		8,300	—	142
U.S. SOFR (Q)	Receiving	1.42	(S)	02/24/27		6,200	—	111
U.S. SOFR (A)	Receiving	1.00	(A)	06/15/27		8,220	2	(47)
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/27		2,100	1	(87)
U.S. SOFR (Q)	Receiving	1.24	(S)	05/12/28		1,800	1	98
U.S. SOFR (Q)	Receiving	2.25	(S)	06/20/28		2,000	1	233
U.S. SOFR (A)	Receiving	3.25	(A)	06/21/28		2,620	2	(2)
U.S. SOFR (A)	Receiving	3.51	(A)	11/30/28		1,070	1	12
U.S. SOFR (A)	Receiving	3.51	(A)	11/30/28		1,500	2	16
U.S. SOFR (A)	Receiving	3.75	(A)	12/20/28		18,400	22	(130)
U.S. SOFR (Q)	Receiving	1.50	(S)	01/12/29		1,980	1	130
U.S. SOFR (A)	Receiving	3.30	(A)	02/28/29		4,340	6	79
U.S. SOFR (A)	Receiving	4.25	(A)	03/20/29		3,680	5	92
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/29		5,570	8	115
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/29		53,380	78	703
U.S. SOFR (Q)	Receiving	2.00	(S)	12/10/29		1,800	2	317
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/29		460	1	14
U.S. SOFR (Q)	Receiving	1.50	(S)	12/18/29		3,600	4	533
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/29		95,990	172	1,999
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/29		6,470	12	(137)
U.S. SOFR (Q)	Receiving	1.75	(S)	01/15/30		5,900	6	968
U.S. SOFR (Q)	Receiving	2.00	(S)	02/12/30		3,500	3	630
U.S. SOFR (Q)	Receiving	2.00	(S)	03/10/30		1,700	2	309
U.S. SOFR (Q)	Receiving	1.43	(S)	03/17/30		3,800	5	514
U.S. SOFR (Q)	Receiving	1.25	(S)	06/17/30		69,000	98	9,964
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/30		1,670	3	31
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/30		65,870	135	1,518
U.S. SOFR (Q)	Receiving	0.71	(S)	07/28/30		1,700	3	197
U.S. SOFR (A)	Receiving	3.33	(A)	08/31/30		26,580	59	474
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30		200	—	3
U.S. SOFR (A)	Receiving	3.68	(A)	10/31/30		200	—	2
U.S. SOFR (A)	Receiving	3.73	(A)	10/31/30		200	—	1
U.S. SOFR (A)	Receiving	3.72	(A)	10/31/30		300	1	2
U.S. SOFR (A)	Receiving	3.74	(A)	10/31/30		300	1	2
U.S. SOFR (A)	Receiving	3.73	(A)	10/31/30		300	1	2
U.S. SOFR (A)	Receiving	3.72	(A)	10/31/30		300	1	2
U.S. SOFR (A)	Receiving	3.75	(A)	10/31/30		300	1	2
U.S. SOFR (A)	Receiving	3.66	(A)	10/31/30		300	1	3
U.S. SOFR (A)	Receiving	3.74	(A)	10/31/30		300	1	2
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30		400	1	5
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30		400	1	6
U.S. SOFR (A)	Receiving	3.61	(A)	10/31/30		400	1	5
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30		400	1	4
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30		500	1	6
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30		500	1	7
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30		500	1	4
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	3.57	(A)	10/31/30	500	1	7
U.S. SOFR (A)	Receiving	3.62	(A)	10/31/30	500	1	6
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	2	9
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	2	9
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	2	9
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30	700	2	6
U.S. SOFR (A)	Receiving	3.58	(A)	10/31/30	900	2	12
U.S. SOFR (A)	Receiving	4.00	(A)	11/30/30	2,850	7	(9)
U.S. SOFR (A)	Receiving	4.00	(A)	11/30/30	11,800	28	(21)
U.S. SOFR (A)	Receiving	3.75	(A)	12/17/30	3,260	8	76
U.S. SOFR (A)	Receiving	3.50	(A)	12/20/30	1,630	4	(13)
U.S. SOFR (A)	Receiving	3.50	(A)	12/20/30	51,190	123	(71)
U.S. SOFR (A)	Receiving	3.50	(A)	03/18/31	20,620	53	428
U.S. SOFR (A)	Receiving	4.25	(A)	03/20/31	6,120	16	195
U.S. SOFR (A)	Receiving	3.33	(A)	04/30/31	990	3	25
U.S. SOFR (A)	Receiving	3.43	(A)	04/30/31	1,750	5	37
U.S. SOFR (Q)	Receiving	0.75	(S)	06/16/31	33,500	73	3,217
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/31	8,380	23	147
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/31	16,930	46	248
U.S. SOFR (A)	Receiving	3.30	(A)	06/30/31	3,140	9	87
U.S. SOFR (Q)	Receiving	1.45	(S)	07/16/31	33,100	59	4,097
U.S. SOFR (A)	Receiving	3.75	(A)	05/15/32	33,644	108	333
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/32	2,570	8	58
U.S. SOFR (A)	Receiving	3.58	(A)	11/15/32	8,850	31	171
U.S. SOFR (A)	Receiving	3.57	(A)	11/15/32	11,710	41	234
U.S. SOFR (A)	Receiving	3.54	(A)	11/15/32	14,600	51	315
U.S. SOFR (A)	Receiving	3.59	(A)	11/15/32	17,670	61	332
U.S. SOFR (A)	Receiving	3.75	(A)	12/17/32	8,510	30	203
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/32	5,540	19	71
U.S. SOFR (A)	Receiving	3.56	(A)	01/31/33	660	2	14
U.S. SOFR (A)	Receiving	3.75	(A)	03/18/33	9,607	36	238
U.S. SOFR (A)	Receiving	3.75	(A)	03/18/33	49,060	179	1,025
U.S. SOFR (A)	Receiving	3.50	(A)	05/22/33	107,380	399	1,796
U.S. SOFR (A)	Receiving	4.00	(A)	05/31/33	5,640	21	(20)
U.S. SOFR (A)	Receiving	3.70	(A)	06/06/33	63,690	239	1,433
U.S. SOFR (A)	Receiving	3.50	(A)	06/17/33	2,060	8	(4)
U.S. SOFR (A)	Receiving	3.50	(A)	06/17/33	2,960	11	26
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/33	2,820	10	87
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/33	9,880	37	444
U.S. SOFR (A)	Receiving	4.25	(A)	11/22/33	2,400	10	(46)
U.S. SOFR (A)	Receiving	4.03	(A)	12/15/33	2,400	10	(12)
U.S. SOFR (A)	Receiving	3.84	(A)	12/26/33	1,300	5	9
U.S. SOFR (A)	Receiving	3.85	(A)	12/29/33	1,200	5	8
U.S. SOFR (A)	Receiving	3.81	(A)	01/02/34	1,200	5	11
U.S. SOFR (A)	Receiving	3.75	(A)	01/02/34	1,200	5	16
U.S. SOFR (A)	Receiving	3.68	(A)	01/03/34	1,200	5	21
U.S. SOFR (A)	Receiving	3.65	(A)	01/08/34	2,300	9	46
U.S. SOFR (A)	Receiving	3.59	(A)	01/09/34	2,400	10	56
U.S. SOFR (A)	Receiving	3.60	(A)	01/17/34	1,200	5	28
U.S. SOFR (A)	Receiving	3.99	(A)	07/02/34	3,300	14	(7)
U.S. SOFR (A)	Receiving	3.85	(A)	08/05/34	4,000	17	32
U.S. SOFR (A)	Receiving	3.80	(A)	08/06/34	3,800	16	45
U.S. SOFR (A)	Receiving	3.65	(A)	08/07/34	3,800	16	84
U.S. SOFR (A)	Receiving	3.68	(A)	08/13/34	3,800	16	76
U.S. SOFR (A)	Receiving	3.53	(A)	08/20/34	3,800	16	115
U.S. SOFR (A)	Receiving	3.56	(A)	08/21/34	4,300	18	122
U.S. SOFR (A)	Receiving	3.61	(A)	08/22/34	3,800	16	93
U.S. SOFR (A)	Receiving	3.51	(A)	09/04/34	2,200	9	70
U.S. SOFR (A)	Receiving	3.47	(A)	09/04/34	2,600	11	90
U.S. SOFR (A)	Receiving	3.53	(A)	09/04/34	2,700	12	83
U.S. SOFR (A)	Receiving	3.41	(A)	09/05/34	2,400	10	93
U.S. SOFR (A)	Receiving	3.24	(A)	09/16/34	1,200	5	61
U.S. SOFR (A)	Receiving	3.28	(A)	09/16/34	4,800	20	232
U.S. SOFR (A)	Receiving	3.23	(A)	09/18/34	3,700	16	191
U.S. SOFR (A)	Receiving	3.25	(A)	09/18/34	3,700	16	187
U.S. SOFR (A)	Receiving	3.91	(A)	03/04/35	2,200	10	12
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/35	1,620	7	49
U.S. SOFR (A)	Receiving	4.00	(A)	02/15/36	790	4	1
U.S. SOFR (A)	Receiving	3.68	(A)	02/15/36	1,160	6	31
U.S. SOFR (A)	Receiving	3.75	(A)	02/15/36	2,410	12	49

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	3.75	(A)	06/17/36	700	3	5
U.S. SOFR (A)	Receiving	4.07	(A)	02/15/46	450	4	10
U.S. SOFR (A)	Receiving	4.08	(A)	02/15/46	1,000	8	21
U.S. SOFR (A)	Receiving	3.53	(A)	11/15/49	270	2	29
U.S. SOFR (A)	Receiving	3.37	(A)	11/15/49	410	3	54
U.S. SOFR (A)	Receiving	3.46	(A)	11/15/49	680	6	79
U.S. SOFR (Q)	Receiving	2.00	(S)	01/15/50	500	2	274
U.S. SOFR (Q)	Receiving	1.63	(S)	01/16/50	900	3	459
U.S. SOFR (Q)	Receiving	1.75	(S)	01/22/50	2,300	8	1,203
U.S. SOFR (Q)	Receiving	1.63	(S)	02/03/50	11,500	44	5,865
U.S. SOFR (Q)	Receiving	1.88	(S)	02/07/50	4,300	15	2,307
U.S. SOFR (Q)	Receiving	1.25	(S)	06/16/51	4,800	22	1,526
U.S. SOFR (Q)	Receiving	1.04	(S)	06/28/52	600	3	328
U.S. SOFR (A)	Receiving	2.75	(A)	06/21/53	24,300	214	3,447
U.S. SOFR (A)	Receiving	4.08	(A)	11/15/53	300	3	6
U.S. SOFR (A)	Receiving	4.00	(A)	11/15/53	330	3	11
U.S. SOFR (A)	Receiving	4.02	(A)	11/15/53	330	3	10
U.S. SOFR (A)	Receiving	4.01	(A)	11/15/53	330	3	11
U.S. SOFR (A)	Receiving	4.08	(A)	11/15/53	430	4	9
U.S. SOFR (A)	Receiving	3.30	(A)	11/15/53	1,010	9	158
U.S. SOFR (A)	Receiving	4.14	(A)	11/15/53	2,080	22	23
U.S. SOFR (A)	Receiving	3.98	(A)	11/15/53	2,700	27	52
U.S. SOFR (A)	Receiving	4.20	(A)	11/15/53	3,150	33	8
U.S. SOFR (A)	Receiving	4.19	(A)	11/15/53	4,130	44	16
U.S. SOFR (A)	Receiving	4.21	(A)	11/15/53	4,240	44	1
U.S. SOFR (A)	Receiving	4.20	(A)	11/15/53	4,240	44	8
U.S. SOFR (A)	Receiving	4.16	(A)	11/15/53	5,250	54	43
U.S. SOFR (A)	Receiving	4.14	(A)	11/15/53	5,260	55	60
U.S. SOFR (A)	Receiving	4.09	(A)	11/15/53	7,713	77	160
U.S. SOFR (A)	Receiving	3.50	(A)	09/17/55	6,600	64	116
U.S. SOFR (A)	Receiving	4.05	(A)	02/15/56	530	6	13
U.S. SOFR (A)	Receiving	4.06	(A)	02/15/56	540	6	12
U.S. SOFR (Q)	Paying	1.38	(S)	01/04/27	34,000	1	(478)
U.S. SOFR (Q)	Paying	1.43	(S)	01/18/27	3,400	—	(51)
U.S. SOFR (Q)	Paying	1.44	(S)	01/18/27	3,600	—	(54)
U.S. SOFR (Q)	Paying	1.55	(S)	01/20/27	50,900	1	(557)
U.S. SOFR (Q)	Paying	1.58	(S)	02/16/27	3,500	—	(57)
U.S. SOFR (Q)	Paying	1.70	(S)	02/17/27	33,200	2	(392)
U.S. SOFR (Q)	Paying	1.65	(S)	02/24/27	20,600	1	(263)
U.S. SOFR (A)	Paying	1.57	(A)	02/28/27	2,200	—	(34)
U.S. SOFR (A)	Paying	1.79	(A)	05/03/27	2,700	(1)	(49)
U.S. SOFR (A)	Paying	2.85	(A)	08/30/27	3,300	(1)	(44)
U.S. SOFR (A)	Paying	3.05	(A)	09/07/27	1,600	(1)	(18)
U.S. SOFR (A)	Paying	2.96	(A)	10/04/27	2,460	(1)	(33)
U.S. SOFR (Q)	Paying	0.50	(S)	06/16/28	19,903	(15)	(295)
U.S. SOFR (A)	Paying	3.25	(A)	06/21/28	13,500	(12)	(12)
U.S. SOFR (Q)	Paying	1.50	(S)	12/15/28	10,460	(7)	(904)
U.S. SOFR (Q)	Paying	1.70	(S)	01/12/29	7,200	(4)	(408)
U.S. SOFR (Q)	Paying	1.52	(S)	01/20/29	1,000	(1)	(66)
U.S. SOFR (Q)	Paying	1.63	(S)	01/26/29	1,700	(1)	(107)
U.S. SOFR (A)	Paying	3.94	(A)	02/22/29	6,800	(8)	(5)
U.S. SOFR (A)	Paying	3.97	(A)	02/27/29	2,300	(3)	—
U.S. SOFR (A)	Paying	1.00	(A)	06/15/29	127,110	(181)	(5,194)
U.S. SOFR (A)	Paying	1.75	(A)	06/15/29	1,230	(2)	59
U.S. SOFR (A)	Paying	3.05	(A)	09/08/29	1,600	(3)	(43)
U.S. SOFR (A)	Paying	3.10	(A)	09/09/29	1,600	(3)	(40)
U.S. SOFR (A)	Paying	3.47	(A)	02/22/30	4,500	(9)	(70)
U.S. SOFR (A)	Paying	3.34	(A)	02/23/30	3,800	(7)	(76)
U.S. SOFR (A)	Paying	3.53	(A)	03/02/30	1,600	(3)	(22)
U.S. SOFR (A)	Paying	3.50	(A)	06/22/30	12,600	(26)	(193)
U.S. SOFR (Q)	Paying	1.00	(S)	12/16/30	14,824	(26)	(2,191)
U.S. SOFR (Q)	Paying	0.75	(S)	06/16/31	59,600	(129)	(4,057)
U.S. SOFR (Q)	Paying	1.50	(S)	10/05/31	2,100	(4)	(266)
U.S. SOFR (Q)	Paying	1.54	(S)	10/15/31	2,000	(4)	(251)
U.S. SOFR (Q)	Paying	1.54	(S)	10/22/31	1,400	(3)	(176)
U.S. SOFR (Q)	Paying	1.74	(S)	01/12/32	1,300	(2)	(157)
U.S. SOFR (Q)	Paying	1.66	(S)	01/24/32	1,700	(3)	(213)
U.S. SOFR (Q)	Paying	2.00	(S)	02/18/32	3,100	(5)	(339)
U.S. SOFR (A)	Paying	3.05	(A)	09/06/32	2,500	(8)	(120)
U.S. SOFR (A)	Paying	3.75	(A)	09/17/32	60	—	(2)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Paying	3.40	(A)	02/23/33	2,810	(10)	(88)
U.S. SOFR (A)	Paying	3.45	(A)	03/07/33	4,500	(16)	(128)
U.S. SOFR (A)	Paying	3.50	(A)	06/21/33	8,400	(32)	(224)
U.S. SOFR (A)	Paying	3.75	(A)	07/12/33	4,200	(16)	(49)
U.S. SOFR (A)	Paying	3.73	(A)	08/03/33	1,400	(5)	(18)
U.S. SOFR (A)	Paying	3.76	(A)	08/23/33	4,600	(18)	(52)
U.S. SOFR (A)	Paying	3.80	(A)	08/30/33	2,300	(9)	(21)
U.S. SOFR (A)	Paying	3.90	(A)	08/30/33	2,200	(8)	(6)
U.S. SOFR (A)	Paying	4.03	(A)	10/04/33	4,700	(19)	24
U.S. SOFR (A)	Paying	4.18	(A)	10/10/33	2,300	(9)	33
U.S. SOFR (A)	Paying	4.15	(A)	10/12/33	2,300	(9)	29
U.S. SOFR (A)	Paying	4.22	(A)	10/20/33	2,300	(9)	39
U.S. SOFR (A)	Paying	4.45	(A)	10/31/33	1,400	(6)	44
U.S. SOFR (A)	Paying	4.45	(A)	11/01/33	3,500	(14)	111
U.S. SOFR (A)	Paying	3.50	(A)	12/20/33	900	(4)	(2)
U.S. SOFR (A)	Paying	3.50	(A)	12/20/33	8,320	(33)	78
U.S. SOFR (A)	Paying	3.74	(A)	01/23/34	1,200	(5)	(17)
U.S. SOFR (A)	Paying	3.74	(A)	01/23/34	700	(3)	(10)
U.S. SOFR (A)	Paying	3.67	(A)	01/24/34	2,300	(9)	(43)
U.S. SOFR (A)	Paying	3.69	(A)	01/24/34	2,300	(9)	(40)
U.S. SOFR (A)	Paying	3.62	(A)	01/31/34	1,200	(5)	(26)
U.S. SOFR (A)	Paying	3.73	(A)	02/07/34	1,100	(4)	(17)
U.S. SOFR (A)	Paying	3.86	(A)	02/21/34	4,600	(19)	(29)
U.S. SOFR (A)	Paying	3.70	(A)	03/05/34	1,200	(5)	(20)
U.S. SOFR (A)	Paying	3.90	(A)	04/10/34	2,300	(9)	(9)
U.S. SOFR (A)	Paying	3.95	(A)	04/16/34	2,500	(11)	(2)
U.S. SOFR (A)	Paying	4.08	(A)	04/17/34	2,300	(10)	19
U.S. SOFR (A)	Paying	4.09	(A)	04/22/34	2,300	(10)	19
U.S. SOFR (A)	Paying	4.13	(A)	05/03/34	2,200	(9)	25
U.S. SOFR (A)	Paying	3.75	(A)	06/20/34	5,530	(23)	78
U.S. SOFR (A)	Paying	3.75	(A)	06/20/34	11,230	(47)	129
U.S. SOFR (A)	Paying	3.45	(A)	10/11/34	3,800	(16)	(140)
U.S. SOFR (A)	Paying	3.38	(A)	10/15/34	3,800	(16)	(160)
U.S. SOFR (A)	Paying	3.39	(A)	10/17/34	2,500	(11)	(103)
U.S. SOFR (A)	Paying	3.40	(A)	10/17/34	5,200	(22)	(212)
U.S. SOFR (A)	Paying	3.40	(A)	10/17/34	2,100	(9)	(85)
U.S. SOFR (A)	Paying	3.52	(A)	11/06/34	7,600	(33)	(247)
U.S. SOFR (A)	Paying	3.75	(A)	12/18/34	460	(2)	(14)
U.S. SOFR (A)	Paying	3.85	(A)	01/08/35	1,100	(5)	(10)
U.S. SOFR (A)	Paying	3.90	(A)	01/08/35	2,200	(10)	(13)
U.S. SOFR (A)	Paying	3.97	(A)	01/15/35	2,100	(10)	(2)
U.S. SOFR (A)	Paying	4.07	(A)	01/15/35	3,500	(16)	23
U.S. SOFR (A)	Paying	4.10	(A)	01/21/35	1,800	(8)	16
U.S. SOFR (A)	Paying	4.09	(A)	01/22/35	4,900	(22)	39
U.S. SOFR (A)	Paying	3.75	(A)	05/07/35	4,500	(21)	(80)
U.S. SOFR (Q)	Paying	1.59	(S)	02/09/51	12,800	(51)	(5,698)
U.S. SOFR (Q)	Paying	1.82	(S)	01/24/52	300	(1)	(125)
U.S. SOFR (Q)	Paying	1.87	(S)	01/26/52	300	(1)	(123)
U.S. SOFR (A)	Paying	3.08	(A)	02/23/53	1,200	(11)	(219)
U.S. SOFR (A)	Paying	3.37	(A)	07/12/53	2,900	(28)	(395)
U.S. SOFR (A)	Paying	3.83	(A)	10/12/53	700	(7)	(44)
U.S. SOFR (A)	Paying	3.88	(A)	10/16/53	700	(7)	(38)
U.S. SOFR (A)	Paying	3.87	(A)	10/17/53	800	(8)	(45)
						2,360	25,302

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
AT&T Inc. (Q)	0.37	1.00	12/20/27	(1,700)	15	(1)	(4)
AT&T Inc. (Q)	0.39	1.00	06/20/28	(3,700)	43	(1)	81
Bank of America Corporation (Q)	0.24	1.00	12/20/26	(3,500)	13	—	(31)
Boeing Company, The (Q)	0.56	1.00	12/20/30	(3,700)	66	—	4
CDX.EM.36.V3 (Q)	0.32	1.00	12/20/26	(12,236)	40	(3)	585
CDX.EM.38 (Q)	0.49	1.00	12/20/27	(1,600)	12	—	148
CDX.EM.39 (Q)	0.59	1.00	06/20/28	(300)	2	—	23

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
CDX.EM.40 (Q)	0.68	1.00	12/20/28	(3,800)	29	2	208
CDX.EM.41 (Q)	0.76	1.00	06/20/29	(1,200)	8	—	54
CDX.EM.42 (Q)	0.85	1.00	12/20/29	(1,700)	8	1	58
CDX.EM.43 (Q)	0.97	1.00	06/20/30	(100)	—	—	4
CDX.EM.44 (Q)	1.07	1.00	12/20/30	(500)	(1)	—	9
CDX.EM.45 (Q)	1.41	1.00	06/20/31	(600)	(11)	—	15
CDX.NA.HY.37.V6 (Q)	1.08	5.00	12/20/26	(2,660)	49	(2)	(97)
CDX.NA.HY.39.V5 (Q)	1.72	5.00	12/20/27	(480)	22	—	28
CDX.NA.HY.44.V3 (Q)	2.58	5.00	06/20/30	(392)	33	—	3
CDX.NA.HY.45.V3 (Q)	2.85	5.00	12/20/30	(14,034)	1,142	(9)	(41)
CDX.NA.HY.46.V2 (Q)	3.04	5.00	06/20/31	(37,422)	3,022	(24)	728
CDX.NA.IG.45 (Q)	0.47	1.00	12/20/30	(6,850)	149	(1)	(4)
CDX.NA.IG.46 (Q)	0.51	1.00	06/20/31	(18,340)	403	(4)	64
Credit Agricole SA (Q)	0.49	1.00	12/20/30	(3,900)	95	(1)	28
Discovery Global Holdings, Inc. (Q)	0.61	1.00	12/20/26	(600)	1	—	3
ITRAXX.EUR.45 (Q)	0.52	1.00	06/20/31	(8,940)	229	1	66
MetLife, Inc. (Q)	0.74	1.00	06/20/31	(600)	7	—	3
Oracle Corporation (Q)	1.42	1.00	06/20/30	(1,100)	(17)	—	(41)
Prudential Financial, Inc. (Q)	0.83	1.00	06/20/31	(700)	5	—	5
Rolls-Royce Group Limited (Q)	0.09	1.00	12/20/26	(1,300)	6	—	62
Rolls-Royce Group Limited (Q)	0.11	1.00	06/20/27	(1,500)	15	—	161
Verizon Communications Inc. (Q)	0.36	1.00	06/20/28	(3,900)	48	(1)	54
Verizon Communications Inc. (Q)	0.41	1.00	12/20/28	(900)	12	—	15
					5,445	(43)	2,191

JNL/PIMCO Income Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Exchange Traded Future Options
United States 10 Year Note 1st Week Future, Sep. 2026	Call	110.50	07/02/26	112	12,376	(4)
United States 10 Year Note 1st Week Future, Sep. 2026	Call	110.25	07/02/26	53	5,843	(4)
United States 10 Year Note 1st Week Future, Sep. 2026	Put	108.75	07/02/26	112	12,180	—
United States 10 Year Note 1st Week Future, Sep. 2026	Put	108.25	07/02/26	53	5,737	—
United States 10 Year Note 2nd Week Future, Sep. 2026	Call	110.75	07/10/26	50	5,538	(2)
United States 10 Year Note 2nd Week Future, Sep. 2026	Put	109.00	07/10/26	50	5,450	(3)
United States 10 Year Note 3rd Week Future, Sep. 2026	Call	111.00	07/17/26	62	6,882	(5)
United States 10 Year Note 3rd Week Future, Sep. 2026	Call	110.25	07/17/26	62	6,836	(16)
United States 10 Year Note 3rd Week Future, Sep. 2026	Put	109.25	07/17/26	62	6,774	(12)
United States 10 Year Note 3rd Week Future, Sep. 2026	Put	108.75	07/17/26	62	6,743	(6)
United States 10 Year Note Future, Sep. 2026	Call	111.00	07/24/26	124	13,764	(16)
United States 10 Year Note Future, Sep. 2026	Call	110.75	07/24/26	31	3,433	(5)
United States 10 Year Note Future, Sep. 2026	Put	109.50	07/24/26	62	6,789	(20)
United States 10 Year Note Future, Sep. 2026	Put	109.25	07/24/26	31	3,387	(8)
United States 10 Year Note Future, Sep. 2026	Put	108.50	07/24/26	62	6,727	(7)
						(108)

JNL/PIMCO Income Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Interest Rate Swaptions
U.S. SOFR, 07/28/36	JPM	Call	3.88	07/24/26	3,000,000	3,000	(5)
U.S. SOFR, 07/28/36	JPM	Put	4.14	07/24/26	3,000,000	3,000	(6)
							(11)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	07/02/26	AUD	1,728	1,196	(16)
AUD/USD	HSB	07/02/26	AUD	1,172	811	3
BRL/USD	GSC	07/02/26	BRL	95,000	18,403	(403)
BRL/USD	GSC	07/02/26	BRL	127,286	24,657	521
BRL/USD	JPM	07/02/26	BRL	113,556	21,997	(271)
BRL/USD	JPM	07/02/26	BRL	68,900	13,346	65
BRL/USD	BOA	08/04/26	BRL	127,539	24,504	(462)
BRL/USD	BOA	08/04/26	BRL	55,666	10,695	64
BRL/USD	GSC	08/04/26	BRL	11,682	2,245	(41)
BRL/USD	GSC	09/02/26	BRL	15,668	2,989	(55)
BRL/USD	GSC	10/02/26	BRL	15,904	3,013	25
CNY/USD	DUB	07/02/26	CNY	396	58	—
COP/USD	CIT	07/13/26	COP	2,308,239	674	13
COP/USD	GSC	07/13/26	COP	1,022,295	298	5
COP/USD	CIT	07/21/26	COP	8,207,157	2,390	51
COP/USD	GSC	07/21/26	COP	21,313,396	6,206	88
COP/USD	BOA	10/26/26	COP	7,411	2	—
EUR/USD	BOA	07/02/26	EUR	854	976	(20)
EUR/USD	HSB	07/02/26	EUR	53,484	61,111	364
GBP/USD	CIT	07/02/26	GBP	1,127	1,495	(19)
GBP/USD	HSB	07/02/26	GBP	1,175	1,559	(19)
GBP/USD	HSB	07/02/26	GBP	806	1,069	4
GBP/USD	JPM	07/02/26	GBP	847	1,124	(16)
GBP/USD	JPM	07/02/26	GBP	1,451	1,925	5
IDR/USD	CIT	09/16/26	IDR	93,325	5	—
IDR/USD	DUB	09/16/26	IDR	269,149	15	—
IDR/USD	GSC	09/16/26	IDR	423,073	23	—
JPY/USD	BOA	07/02/26	JPY	1,062,981	6,538	(145)
JPY/USD	GSC	07/02/26	JPY	441,837	2,717	(64)
JPY/USD	HSB	07/02/26	JPY	5,911,381	36,356	(821)
JPY/USD	BCL	08/04/26	JPY	7,397,214	45,620	(261)
MXN/USD	BOA	09/17/26	MXN	26,365	1,498	(13)
MXN/USD	GSC	09/17/26	MXN	2,940	167	(2)
MXN/USD	HSB	09/17/26	MXN	8,529	485	(4)
MXN/USD	JPM	09/17/26	MXN	41,595	2,363	(31)
PEN/USD	CIT	07/08/26	PEN	3,991	1,167	(4)
PEN/USD	CIT	09/16/26	PEN	3,556	1,037	9
TRY/USD	BCL	07/06/26	TRY	22,480	480	3
TRY/USD	BCL	07/13/26	TRY	102,514	2,177	41
TRY/USD	BCL	07/14/26	TRY	64,406	1,367	26
TRY/USD	BCL	07/20/26	TRY	22,847	482	9
TRY/USD	BCL	07/21/26	TRY	48,944	1,033	19
TRY/USD	BCL	07/27/26	TRY	23,618	496	—
TRY/USD	BCL	07/28/26	TRY	103,571	2,172	1
TRY/USD	BCL	07/30/26	TRY	55,399	1,160	(1)
USD/AUD	HSB	07/02/26	AUD	(552)	(382)	13
USD/AUD	JPM	07/02/26	AUD	(2,348)	(1,626)	48
USD/AUD	HSB	08/04/26	AUD	(1,172)	(811)	(3)
USD/BRL	BOA	07/02/26	BRL	(62,339)	(12,075)	(218)
USD/BRL	GSC	07/02/26	BRL	(220,062)	(42,628)	(3,014)
USD/BRL	JPM	07/02/26	BRL	(122,300)	(23,691)	(1,964)
USD/BRL	BOA	10/02/26	BRL	(3,700)	(701)	(24)
USD/BRL	GSC	10/02/26	BRL	(26,000)	(4,926)	(369)
USD/BRL	JPM	10/02/26	BRL	(19,300)	(3,656)	(142)
USD/BRL	JPM	10/02/26	BRL	(18,862)	(3,573)	13
USD/BRL	GSC	04/02/27	BRL	(77,900)	(14,200)	(113)
USD/BRL	GSC	04/02/27	BRL	(104,400)	(19,030)	391
USD/BRL	JPM	04/02/27	BRL	(76,000)	(13,854)	(100)
USD/BRL	JPM	04/02/27	BRL	(104,900)	(19,121)	219
USD/CHF	HSB	07/02/26	CHF	(3,354)	(4,152)	132
USD/CHF	HSB	08/04/26	CHF	(3,340)	(4,149)	(5)
USD/CLP	CIT	09/16/26	CLP	(987,996)	(1,073)	31
USD/CNY	JPM	07/02/26	CNY	(396)	(58)	—
USD/CNY	DUB	08/04/26	CNY	(395)	(58)	—
USD/CNY	GSC	08/04/26	CNY	(1)	—	—
USD/COP	CIT	07/13/26	COP	(3,425,714)	(1,000)	(102)
USD/COP	GSC	07/13/26	COP	(101,242)	(30)	(3)
USD/COP	BOA	07/21/26	COP	(7,240)	(2)	—
USD/COP	CIT	07/21/26	COP	(17,097,113)	(4,979)	(492)
USD/COP	HSB	07/21/26	COP	(12,401,922)	(3,612)	(338)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/COP	CIT	08/18/26	COP	(7,260,779)	(2,100)	(190)
USD/COP	CIT	09/16/26	COP	(43,281,123)	(12,433)	(1,042)
USD/COP	CIT	10/19/26	COP	(2,790,295)	(795)	(12)
USD/COP	CIT	11/17/26	COP	(8,014,726)	(2,269)	(52)
USD/COP	GSC	11/17/26	COP	(9,371,217)	(2,651)	(69)
USD/COP	GSC	11/23/26	COP	(13,629,457)	(3,851)	(22)
USD/EUR	BOA	07/02/26	EUR	(51,107)	(58,395)	1,209
USD/EUR	HSB	07/02/26	EUR	(3,231)	(3,691)	51
USD/EUR	HSB	08/04/26	EUR	(53,484)	(61,198)	(369)
USD/GBP	BOA	07/02/26	GBP	(1,633)	(2,166)	20
USD/GBP	CIT	07/02/26	GBP	(3,322)	(4,406)	(16)
USD/GBP	HSB	07/02/26	GBP	(966)	(1,282)	10
USD/GBP	JPM	07/02/26	GBP	(24,442)	(32,421)	378
USD/GBP	JPM	08/04/26	GBP	(24,957)	(33,104)	(79)
USD/JPY	BCL	07/02/26	JPY	(7,416,658)	(45,614)	267
USD/NZD	BCL	07/02/26	NZD	(70)	(40)	2
USD/NZD	BCL	08/04/26	NZD	(70)	(40)	—
USD/PEN	DUB	07/08/26	PEN	(3,991)	(1,167)	13
USD/PEN	CIT	07/24/26	PEN	(10,748)	(3,142)	45
USD/PEN	CIT	08/19/26	PEN	(3,253)	(950)	(47)
USD/PEN	CIT	09/16/26	PEN	(3,991)	(1,164)	4
USD/PEN	DUB	09/16/26	PEN	(6,079)	(1,773)	(6)
USD/PEN	BOA	09/28/26	PEN	(967)	(282)	(1)
USD/PEN	CIT	11/30/26	PEN	(12,561)	(3,654)	18
USD/PEN	CIT	12/16/26	PEN	(55,343)	(16,090)	(129)
USD/TRY	BCL	07/14/26	TRY	(26,733)	(567)	(7)
USD/TRY	BCL	07/20/26	TRY	(36,685)	(774)	(7)
USD/TRY	BCL	07/21/26	TRY	(37,319)	(787)	(10)
USD/TRY	BCL	07/21/26	TRY	(24)	—	—
USD/TRY	BCL	07/22/26	TRY	(20,232)	(426)	(1)
USD/TWD	JPM	09/16/26	TWD	(3,671)	(116)	—
ZAR/USD	BCL	07/21/26	ZAR	25,237	1,538	(15)
ZAR/USD	DUB	07/21/26	ZAR	11,735	715	(10)
ZAR/USD	GSC	07/21/26	ZAR	23,562	1,436	5
					(162,945)	(7,454)

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
ITRAXX.EUR.XO.44 (Q)	BOA	0.50	5.00	12/20/30	(3,750)	702	753	(51)
ITRAXX.EUR.XO.44 (Q)	CIT	0.50	5.00	12/20/30	(568)	106	113	(7)
ITRAXX.EUR.XO.44 (Q)	JPM	0.50	5.00	12/20/30	(2,727)	511	557	(46)
CMBX.NA.AAA.10 (M)	GSC	0.19	0.50	11/17/59	(22,091)	19	(160)	179
CMBX.NA.AAA.11 (M)	GSC	0.25	0.50	11/18/54	(7,797)	23	60	(37)
CMBX.NA.AAA.11 (M)	GSC	0.25	0.50	11/18/54	(7,497)	22	(41)	63
CMBX.NA.AAA.13 (M)	GSC	0.31	0.50	12/16/72	(79,500)	452	(1,365)	1,817
CMBX.NA.AAA.6 (M)	GSC	0.50	0.50	05/11/63	(16)	—	—	—
CMBX.NA.AAA.9 (M)	GSC	0.50	0.50	09/17/58	(541)	—	1	(1)
Departamento Administrativo De La Presidencia De La Republica (Q)	BCL	0.42	1.00	12/20/26	(1,000)	4	(46)	50
Departamento Administrativo De La Presidencia De La Republica (Q)	CIT	0.51	1.00	06/20/27	(200)	1	(7)	8
Departamento Administrativo De La Presidencia De La Republica (Q)	GSC	0.63	1.00	12/20/27	(100)	—	(9)	9
Departamento Administrativo De La Presidencia De La Republica (Q)	GSC	0.51	1.00	06/20/27	(300)	1	(11)	12
Departamento Administrativo De La Presidencia De La Republica (Q)	JPM	0.51	1.00	06/20/27	(300)	1	(12)	13
Ministry of Finance (Q)	GSC	0.41	1.00	12/20/29	(800)	15	(22)	37
Ministry of Finance (Q)	GSC	0.14	1.00	12/20/26	(6,400)	28	28	—
Ministry of Finance (Q)	JPM	0.41	1.00	12/20/29	(200)	4	(6)	10
Pemex Project Funding Master Trust (M)‡	DUB	3.44	4.75	07/06/26	(259)	1	—	1
Pemex Project Funding Master Trust (M)‡	DUB	3.44	4.85	07/06/26	(123)	—	—	—
South Africa, Parliament of (Q)	DUB	0.20	1.00	12/20/26	(1,200)	5	(53)	58
					(135,369)	1,895	(220)	2,115

‡Credit Default Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	1,601,624	—	1,601,624
Non-U.S. Government Agency Asset-Backed Securities	—	563,911	—	563,911
Corporate Bonds And Notes	—	253,233	—	253,233
Senior Floating Rate Instruments	—	28,110	12,206	40,316
Common Stocks	3,494	213	166	3,873
Rights	1,828	—	—	1,828
Preferred Stocks	—	—	928	928
Warrants	—	291	—	291
Other Equity Interests	—	91	—	91
Short Term Investments	3,479	331,455	—	334,934
	8,801	2,778,928	13,300	2,801,029
Liabilities - Securities
Government And Agency Obligations	—	(9,473)	—	(9,473)
	—	(9,473)	—	(9,473)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	10,187	—	—	10,187
Centrally Cleared Interest Rate Swap Agreements	—	64,044	—	64,044
Centrally Cleared Credit Default Swap Agreements	—	2,409	—	2,409
Open Forward Foreign Currency Contracts	—	4,185	—	4,185
OTC Credit Default Swap Agreements	—	2,256	1	2,257
	10,187	72,894	1	83,082
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,783)	—	—	(2,783)
Centrally Cleared Interest Rate Swap Agreements	—	(38,742)	—	(38,742)
Centrally Cleared Credit Default Swap Agreements	—	(218)	—	(218)
Exchange Traded Written Options	(56)	(52)	—	(108)
OTC Written Options	—	(11)	—	(11)
Open Forward Foreign Currency Contracts	—	(11,639)	—	(11,639)
OTC Credit Default Swap Agreements	—	(142)	—	(142)
	(2,839)	(50,804)	—	(53,643)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 80.6%
Financials 33.6%
ABN AMRO Bank N.V.
6.38%, (100, 09/22/34), EUR (a) (b)	600	734
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	3,700	3,381
Ally Financial Inc.
6.99%, 06/13/29	500	518
American Express Company
5.44%, 01/30/36	1,300	1,326
American Honda Finance Corporation
4.55%, 04/10/28	700	699
Antares Holdings LP
3.95%, 07/15/26 (c)	300	300
3.75%, 07/15/27 (c)	630	618
7.95%, 08/11/28 (c)	600	620
6.50%, 02/08/29 (c)	500	501
Apollo Debt Solutions BDC
6.70%, 07/29/31	1,200	1,222
Arch Capital Group Ltd.
3.64%, 06/30/50	615	449
Ares Capital Corporation
5.95%, 07/15/29	600	606
Ares Finance Co. II LLC
3.25%, 06/15/30 (c)	1,200	1,123
Ares Finance Co. III LLC
4.13%, 06/30/51 (c)	500	499
Ares Strategic Income Fund
5.60%, 02/15/30	200	196
5.15%, 01/15/31	600	573
6.20%, 03/21/32	200	198
Assured Guaranty US Holdings Inc.
6.13%, 09/15/28	400	411
3.60%, 09/15/51	1,700	1,183
Aviation Capital Group LLC
3.50%, 11/01/27 (c)	1,400	1,377
6.25%, 04/15/28 (c)	600	614
5.38%, 07/15/29 (c)	400	405
Aviva PLC
7.75%, (100, 09/30/32), GBP (a) (b) (d)	300	418
Avolon Holdings Funding Limited
2.53%, 11/18/27 (c)	922	895
5.75%, 03/01/29 - 11/15/29 (c)	1,900	1,940
4.95%, 10/15/32 (c)	100	98
Banco Bilbao Vizcaya Argentaria S.A.
4.15%, 03/03/29	1,600	1,577
Banco Santander, S.A.
4.60%, 04/15/29	400	398
4.87%, 04/15/31	200	199
4.88%, 10/18/31, EUR (b) (d)	2,700	3,296
Bank of America Corporation
3.82%, 01/20/28	2,750	2,740
3.97%, 02/07/30	6,550	6,427
1.90%, 07/23/31	3,900	3,483
2.69%, 04/22/32	2,300	2,082
4.57%, 04/27/33	800	784
5.29%, 04/25/34	3,200	3,242
Barclays PLC
8.38%, (100, 09/15/31), GBP (a) (b)	600	849
5.69%, 03/12/30	2,000	2,041
4.22%, 05/24/30	1,600	1,573
6.22%, 05/09/34	2,900	3,049
BGC Group, Inc.
8.00%, 05/25/28 (e)	600	627
6.15%, 04/02/30	300	306
Blackstone Holdings Finance Co. L.L.C.
1.50%, 04/10/29, EUR (c)	800	875
Blackstone Inc.
2.50%, 01/10/30 (c)	5,700	5,289
5.00%, 06/15/44 (c)	300	272
Blackstone Secured Lending Fund
5.88%, 11/15/27	1,000	1,007
Block, Inc.
5.63%, 08/15/30 (c)	300	300
Blue Owl Finance LLC
4.13%, 10/07/51	3,400	2,335
BNP Paribas
7.00%, (100, 08/16/28) (a) (c) (d)	200	204
8.50%, (100, 08/14/28) (a) (c) (d)	1,200	1,265
4.89%, 06/30/30 (c)	1,800	1,800
Boral Finance Pty Limited
3.75%, 05/01/28 (c)	338	330
BPCE
6.61%, 10/19/27 (c)	900	905
4.76%, 01/13/32 (c)	600	591
7.00%, 10/19/34 (c)	400	435
Brookfield Asset Management Ltd.
4.83%, 04/15/31	1,900	1,882
Brookfield Capital Finance LLC
6.09%, 06/14/33	300	315
Brookfield Financial, Inc.
5.68%, 01/15/35	1,400	1,422
CaixaBank SA
5.88%, (100, 10/09/27), EUR (a) (b) (d)	1,200	1,400
Cantor Fitzgerald, L.P.
7.20%, 12/12/28 (c)	1,000	1,036
Capital Farm Credit ACA
8.40%, (5 Year Treasury + 4.52%), (100, 09/15/26) (a) (f)	3,200	3,144
Capital One Financial Corporation
3.95%, (100, 09/01/26) (a)	1,100	1,097
Charles Schwab Corporation, The
4.00%, (100, 12/01/30) (a)	2,300	2,159
5.00%, (100, 12/01/27) (a)	900	890
CI Financial Corp.
7.50%, 05/30/29 (c)	500	524
Citadel Finance LLC
4.75%, 02/14/29 (c)	1,600	1,575
5.90%, 02/10/30 (c)	1,000	1,008
Citadel Limited Partnership
6.38%, 01/23/32 (c) (e)	900	937
Citigroup Inc.
6.88%, (100, 08/15/30) (a)	500	510
6.95%, (100, 02/15/30) (a)	475	486
5.57%, 04/30/34	700	725
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (a)	800	794
CNA Financial Corporation
2.05%, 08/15/30	300	269
CoBank, ACB
4.25%, (100, 01/01/27) (a) (c)	2,200	2,172
COMMERZBANK Aktiengesellschaft
7.88%, (100, 07/02/29), EUR (a) (b)	1,400	1,808
Cooperatieve Rabobank U.A.
4.38%, (100, 06/29/27), EUR (a) (b)	800	919
Corebridge Financial, Inc.
3.85%, 04/05/29	1,900	1,855
Credit Agricole S.A.
7.25%, (100, 09/23/28), EUR (a) (d)	600	727
Danske Bank A/S
5.00%, 03/27/32 (c)	800	800
Deutsche Bank Aktiengesellschaft
3.55%, 09/18/31	1,600	1,510
DrillCo Holding Lux S.A.
7.50%, 06/15/30 (b)	13	13
7.50%, 06/15/30 (c)	51	50
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (c)	1,800	1,804
Encore Capital Group, Inc.
8.50%, 05/15/30 (c) (g)	300	318
Equitable Holdings, Inc.
6.70%, 03/28/55	1,000	1,028
Erste Group Bank AG
4.25%, (100, 10/15/27), EUR (a) (b)	2,000	2,297
Essent Group Ltd.
6.25%, 07/01/29	500	515

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Export-Import Bank of India
3.25%, 01/15/30 (c)	600	568
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (c)	600	680
4.63%, 04/29/30	1,900	1,889
Fidelity National Financial, Inc.
3.20%, 09/17/51	400	253
Fidelity National Information Services, Inc.
4.55%, 03/10/29	800	794
First Abu Dhabi Bank PJSC
4.78%, (SOFR + 1.15%), 06/03/31 (c) (f)	1,100	1,099
First American Financial Corporation
5.45%, 09/30/34	400	394
Ford Motor Credit Company LLC
5.85%, 05/17/27	500	504
4.13%, 08/17/27	300	297
3.82%, 11/02/27	1,653	1,628
5.92%, 03/20/28 (g)	1,300	1,316
5.80%, 03/08/29	900	908
4.97%, 04/06/29	600	594
5.11%, 05/03/29	256	254
5.30%, 09/06/29 (g)	544	542
Fortitude Group Holdings, LLC
6.25%, 04/01/30 (c)	300	306
Franklin Resources, Inc.
2.95%, 08/12/51	1,480	926
FS KKR Capital Corp.
7.88%, 01/15/29	1,400	1,435
Global Atlantic Financial Company
6.75%, 03/15/54 (c)	200	191
Global Payments Inc.
2.90%, 05/15/30	400	367
4.88%, 11/15/30	1,400	1,376
4.15%, 08/15/49	500	365
Goldman Sachs Bank USA
4.66%, 06/03/29	1,100	1,100
Goldman Sachs Group, Inc., The
4.59%, 04/20/30	800	795
1.99%, 01/27/32	3,900	3,428
2.38%, 07/21/32	2,000	1,768
5.02%, 10/23/35	2,800	2,749
5.54%, 01/28/36	1,700	1,726
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28	700	696
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	400	409
6.38%, 07/01/34	1,000	1,020
Hanover Insurance Group Inc, The
2.50%, 09/01/30	500	455
HPS Corporate Lending Fund
5.95%, 04/14/32	600	587
HSBC Holdings PLC
7.39%, 11/03/28	800	828
4.40%, 03/10/30	1,200	1,187
4.71%, 05/12/30	1,500	1,493
ING Groep N.V.
4.80%, 03/23/32	900	894
Intesa Sanpaolo SPA
5.00%, 06/29/30 (c)	500	501
6.63%, 06/20/33 (c)	300	325
7.80%, 11/28/53 (c)	600	724
Itau Unibanco Holding S.A.
6.00%, 02/27/30 (c)	1,300	1,335
JAB Holdings B.V.
2.20%, 11/23/30 (c)	686	614
JPMorgan Chase & Co.
6.44%, (3 Month Term SOFR + 2.75%), (100, 07/01/26) (a) (f)	4,700	4,705
6.50%, (100, 04/01/30) (a)	1,400	1,433
6.88%, (100, 06/01/29) (a)	170	178
3.78%, 02/01/28	2,350	2,340
5.58%, 04/22/30	2,600	2,656
2.74%, 10/15/30	2,900	2,723
4.60%, 10/22/30	1,000	995
5.14%, 01/24/31	100	101
1.95%, 02/04/32	1,800	1,584
5.35%, 06/01/34	1,500	1,524
6.25%, 10/23/34	3,000	3,210
5.29%, 07/22/35	100	101
KBC Groep
6.25%, (100, 09/17/31), EUR (a) (b) (d)	400	480
Lazard Group LLC
4.50%, 09/19/28	1,200	1,191
4.38%, 03/11/29	278	275
Lloyds Banking Group PLC
4.98%, 08/11/33 (g)	2,300	2,289
5.68%, 01/05/35	1,500	1,540
LSEG US Fin Corp.
4.25%, 03/23/29 (c)	400	396
Marex Group PLC
5.83%, 05/08/28	200	201
5.68%, 04/21/31	800	800
Marsh & Mclennan Companies, Inc.
5.00%, 03/15/35	900	891
Meiji Yasuda Life Insurance Company
6.10%, 06/11/55 (c)	600	607
Mitsubishi UFJ Financial Group, Inc.
4.59%, 04/18/30	200	199
4.51%, 01/14/32	200	196
4.82%, (SOFR + 1.19%), 04/21/32 (f)	1,100	1,111
5.19%, 09/12/36	3,600	3,572
Mizuho Financial Group, Inc.
1.98%, 09/08/31	1,900	1,691
5.59%, 07/10/35	900	923
Morgan Stanley
5.88%, (100, 09/15/26) (a)	700	692
5.12%, 02/01/29	4,550	4,577
6.41%, 11/01/29	2,400	2,484
5.17%, 01/16/30	1,600	1,614
4.65%, 10/18/30	600	597
5.23%, 01/15/31	200	202
3.62%, 04/01/31 (g)	3,500	3,351
1.79%, 02/13/32	900	783
2.24%, 07/21/32	1,600	1,402
Morgan Stanley Private Bank, National Association
4.73%, 07/18/31	500	498
MSCI Inc.
3.63%, 11/01/31 (c)	800	742
Nationwide Building Society
6.56%, 10/18/27 (c)	1,450	1,458
Nationwide Financial Services, Inc.
3.90%, 11/30/49 (c)	500	377
NatWest Group PLC
4.60%, (100, 06/28/31) (a) (d)	800	738
5.58%, 03/01/28	1,500	1,511
5.08%, 01/27/30	2,800	2,818
Nomura Holdings, Inc.
7.00%, (100, 07/15/30) (a)	600	614
5.84%, 01/18/28 (g)	1,800	1,832
2.17%, 07/14/28	1,900	1,806
5.78%, 07/03/34	200	206
Norinchukin Bank, The
4.68%, 03/10/31 (c)	900	887
North American Company for Life and Health Insurance
6.88%, 04/15/34 (c)	1,500	1,604
Nykredit Realkredit A/S
1.00%, 10/01/50, DKK (b)	84	10
1.50%, 10/01/53, DKK (b)	4,305	525
OneMain Finance Corporation
7.88%, 03/15/30	900	936
Protective Life Corporation
4.30%, 09/30/28 (c)	500	494
QNB Finance Ltd
4.67%, (SOFR + 1.05%), 04/27/29 (c) (f)	1,000	1,000
Rexford Industrial Realty, L.P.
2.13%, 12/01/30	800	710
Rio Oil Finance Trust
9.75%, 01/06/27 (c) (h)	24	24

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Royal Bank of Canada
3.41%, 06/12/29, CAD (b)	400	282
Santander Holdings USA, Inc.
3.24%, 10/05/26	2,100	2,092
Santander UK Group Holdings PLC
5.69%, 04/15/31	600	615
SB Capital S.A.
0.00%, 05/23/49 - 10/29/49 (b) (i) (j) (k)	5,700	—
SBL Holdings, Inc.
5.90%, 09/26/28 (c) (g)	200	195
Sixth Street Lending Partners
6.50%, 03/11/29	600	612
5.75%, 01/15/30	100	99
State Street Corporation
6.70%, (100, 03/15/29) (a)	600	620
Stichting AK Rabobank Certificaten II
6.50%, EUR (a) (b) (f) (h)	630	812
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/30	2,700	2,437
5.42%, 07/09/31	2,700	2,760
5.56%, 07/09/34	800	821
Takeoff Merger Sub Inc.
4.40%, 03/24/28 (c)	900	895
Toronto-Dominion Bank, The
4.21%, 06/01/27, CAD	1,300	927
UBS Group AG
6.60%, (100, 08/05/30) (a) (c) (d)	400	403
6.85%, (100, 09/10/29) (a) (c) (d)	600	612
7.00%, (100, 02/10/30) (a) (c) (d)	800	813
9.25%, (100, 11/13/28) (a) (b) (d)	400	431
4.15%, 12/23/29 (c)	900	887
4.21%, 04/10/30 (c)	1,600	1,575
5.96%, 01/12/34 (c)	1,900	1,980
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.
7.30%, 04/02/34 (c)	1,000	1,053
Unigel Oldco Bv
15.00%, 12/31/44 (c) (i) (j) (l)	449	4
Wells Fargo & Company
6.85%, (100, 09/15/29) (a)	1,000	1,039
7.63%, (100, 09/15/28) (a)	400	420
3.58%, 05/22/28	2,600	2,578
2.39%, 06/02/28	2,400	2,352
4.58%, 05/20/29	200	200
5.57%, 07/25/29	500	508
5.20%, 01/23/30	1,700	1,719
2.57%, 02/11/31	3,700	3,426
5.56%, 07/25/34	300	307
Willis North America Inc.
2.95%, 09/15/29	1,500	1,420
		251,792
Utilities 9.3%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (c)	524	493
AES Corporation, The
5.45%, 06/01/28	2,900	2,932
6.95%, 07/15/55	700	691
American Water Capital Corp.
4.63%, 06/01/29	1,800	1,802
Anglian Water Services Financing PLC
6.00%, 06/20/39, GBP (b)	100	127
Arizona Public Service Company
2.20%, 12/15/31	1,700	1,484
Black Hills Corporation
2.50%, 06/15/30	1,400	1,281
6.00%, 01/15/35	325	338
Cameron LNG, LLC
3.40%, 01/15/38 (c)	1,300	1,136
Capital Power (US Holdings) Inc.
6.19%, 06/01/35 (c)	400	414
CenterPoint Energy Houston Electric, LLC
5.05%, 03/01/35	100	100
Connecticut Light and Power Company, The
4.90%, 07/01/33	400	401
Constellation Energy Generation, LLC
4.40%, 01/15/31	2,500	2,458
DTE Electric Company
4.85%, 03/01/36	1,000	977
DTE Energy Company
2.95%, 03/01/30	500	471
Duke Energy Progress, LLC
5.05%, 03/15/35	1,700	1,701
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (c)	1,000	988
Edison International
5.45%, 06/15/29	1,500	1,514
Electricite de France
4.88%, 09/21/38 (c)	1,100	1,016
Entergy Corporation
2.80%, 06/15/30	2,600	2,417
Entergy Texas, Inc.
5.25%, 04/15/35	700	703
EPH Financing International, a.s.
5.88%, 11/30/29, EUR (b)	700	848
Evergy Metro, Inc.
2.25%, 06/01/30	1,000	915
Eversource Energy
4.45%, 12/15/30	800	786
Georgia Power Company
3.70%, 01/30/50	400	296
3.25%, 03/15/51	2,300	1,554
IPALCO Enterprises, Inc.
5.75%, 04/01/34	200	199
ITC Holdings Corp.
2.95%, 05/14/30 (c)	1,750	1,633
National Grid Electricity Transmission PLC
2.00%, 04/17/40, GBP (b)	1,400	1,161
National Grid PLC
5.81%, 06/12/33	900	937
New York State Electric & Gas Corporation
3.30%, 09/15/49 (c)	100	69
Pacific Gas and Electric Company
3.30%, 03/15/27 - 08/01/40	5,100	4,499
3.75%, 07/01/28	250	246
3.25%, 06/01/31	1,400	1,292
4.60%, 06/15/43	600	501
4.30%, 03/15/45	200	157
4.25%, 03/15/46	1,200	929
4.95%, 07/01/50 (g)	500	417
5.25%, 03/01/52	2,300	1,988
PacifiCorp
5.30%, 02/15/31	900	913
6.25%, 10/15/37	1,087	1,141
7.38%, 09/15/55	700	706
PECO Energy Company
3.00%, 09/15/49	800	523
Piedmont Natural Gas Company, Inc.
3.50%, 06/01/29	800	776
Public Service Company of Colorado
1.88%, 06/15/31 (g)	2,700	2,355
Public Service Company of Oklahoma
5.45%, 01/15/36	1,650	1,665
Public Service Electric And Gas Company
4.85%, 08/01/34	500	496
ReNew Treasury IFSC Private Limited
6.50%, 02/02/31 (c)	800	793
San Diego Gas & Electric Company
5.40%, 04/15/35	1,500	1,524
4.10%, 06/15/49	200	156
Southern California Edison Company
5.30%, 03/01/28	2,100	2,120
5.65%, 10/01/28	1,100	1,121
5.25%, 03/15/30	700	708
6.05%, 03/15/39	400	407
3.60%, 02/01/45	400	286
4.00%, 04/01/47	1,100	819
Southern California Gas Company
2.55%, 02/01/30	1,500	1,400
5.20%, 06/01/33	1,800	1,827

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
SPP - distribucia , a.s.
1.00%, 06/09/31, EUR (b)	300	300
SW (Finance) I PLC
7.00%, 04/16/40, GBP (b)	1,000	1,259
System Energy Resources, Inc.
5.30%, 12/15/34	700	698
Thames Water Super Senior Issuer PLC
9.75%, 10/10/27, GBP (c)	241	337
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (c)	2,870	2,810
Vistra Operations Company LLC
4.70%, 01/31/31 (c)	1,000	981
6.00%, 04/15/34 (c)	900	926
Yorkshire Water Finance PLC
1.75%, 10/27/32, GBP (b)	700	736
		69,654
Energy 8.8%
Aker BP ASA
4.00%, 01/15/31 (c)	2,950	2,839
Canadian Natural Resources Limited
6.45%, 06/30/33	500	540
6.25%, 03/15/38	1,100	1,161
Cheniere Corpus Christi Holdings, LLC
3.70%, 11/15/29	800	774
Cheniere Energy Partners, L.P.
5.75%, 08/15/34	800	825
5.55%, 10/30/35	1,850	1,879
Cheniere Energy, Inc.
5.65%, 04/15/34	100	103
Columbia Pipelines Holding Company LLC
5.10%, 10/01/31 (c)	300	300
Devon Energy Corporation
5.20%, 09/15/34 (g)	400	400
DT Midstream, Inc.
5.80%, 12/15/34 (c)	350	358
Enbridge Inc.
6.20%, 11/15/30	1,500	1,578
5.70%, 03/08/33	1,700	1,755
Energy Transfer LP
6.55%, 12/01/33	650	703
4.90%, 03/15/35	554	539
6.05%, 06/01/41	1,300	1,321
Energy Transfer Operating, L.P.
6.25%, 04/15/49	3,000	2,995
Eni S.P.A.
5.95%, 05/15/54 (c)	700	694
Enterprise Products Operating LLC
4.95%, 02/15/35	2,300	2,283
5.20%, 01/15/36	900	903
6.90%, (3 Month Term SOFR + 3.25%), 08/16/77 (f)	250	250
EQT Corporation
4.50%, 01/15/29	142	141
Flex Intermediate Holdco, LLC
3.36%, 06/30/31 (c)	2,200	2,033
Florida Gas Transmission Company, LLC
2.55%, 07/01/30 (c)	800	733
Gaz Finance PLC
0.00%, 01/27/29 (b) (i) (j)	1,800	1,422
GreenSaif Pipelines Bidco S.a r.l.
5.85%, 02/23/36 (c)	1,500	1,535
Kinder Morgan, Inc.
5.95%, 08/01/54	900	904
Midwest Connector Capital Company LLC
4.63%, 04/01/29 (c)	500	497
MPLX LP
2.65%, 08/15/30	3,500	3,220
5.20%, 12/01/47	1,638	1,470
4.90%, 04/15/58 (g)	300	248
Occidental Petroleum Corporation
7.88%, 09/15/31	2,050	2,310
6.20%, 03/15/40	10	10
ONEOK, Inc.
4.95%, 07/13/47	2,250	1,934
Petrobras Global Finance B.V.
5.13%, 09/10/30	2,200	2,167
Petroleos Mexicanos
6.84%, 01/23/30	400	411
6.70%, 02/16/32	100	101
QatarEnergy LNG
5.84%, 09/30/27 (c)	74	74
Sabine Pass Liquefaction, LLC
5.90%, 09/15/37	944	987
Santos Finance Ltd
3.65%, 04/29/31 (c)	400	374
6.88%, 09/19/33 (c)	2,300	2,497
Saudi Arabian Oil Company
2.25%, 11/24/30 (c)	200	179
5.75%, 07/17/54 (c)	400	379
Schlumberger Holdings Corporation
5.00%, 06/01/34 (c)	500	499
Targa Resources Corp.
4.20%, 02/01/33	1,300	1,232
6.13%, 03/15/33	1,100	1,159
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (c)	5,100	4,777
Var Energi ASA
8.00%, 11/15/32 (c)	500	568
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (c)	1,200	1,145
6.25%, 01/15/30 (c)	600	615
4.13%, 08/15/31 (c)	300	282
3.88%, 11/01/33 (c) (g)	1,200	1,069
Venture Global LNG, Inc.
9.88%, 02/01/32 (c)	1,100	1,172
Viper Energy Partners LLC
5.70%, 08/01/35	1,400	1,417
Weatherford International Ltd
6.75%, 10/15/33 (c)	200	204
Williams Companies, Inc., The
5.65%, 03/15/33	300	309
5.60%, 03/15/35	1,400	1,429
5.30%, 09/30/35	1,700	1,695
Woodside Finance Limited
4.50%, 03/04/29 (c)	2,000	1,988
5.10%, 09/12/34	500	491
		65,877
Real Estate 7.5%
American Assets Trust, L.P.
3.38%, 02/01/31	2,600	2,379
American Homes 4 Rent, L.P.
4.25%, 02/15/28	1,200	1,191
American Tower Corporation
5.65%, 03/15/33	1,200	1,239
5.90%, 11/15/33	1,700	1,774
3.70%, 10/15/49	2,100	1,532
Broadstone Net Lease, LLC
5.00%, 11/01/32	200	197
CBRE Services, Inc.
5.50%, 04/01/29	200	204
CoStar Group, Inc.
2.80%, 07/15/30 (c)	1,100	989
Crown Castle Inc.
2.50%, 07/15/31	500	444
5.20%, 09/01/34	1,700	1,685
Digital Dutch Finco B.V.
1.50%, 03/15/30, EUR (b)	1,400	1,502
EPR Properties
4.75%, 12/15/26	200	200
3.60%, 11/15/31	1,800	1,649
Equinix, Inc.
2.15%, 07/15/30	1,700	1,532
Essex Portfolio, L.P.
2.65%, 03/15/32	3,862	3,426
Extra Space Storage LP
2.20%, 10/15/30	900	808
Fideicomiso Fibra Uno
7.38%, 02/13/34 (c)	231	246

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
GLP Financing, LLC
5.75%, 06/01/28	300	303
5.30%, 01/15/29	700	703
4.00%, 01/15/31	5,600	5,287
Goodman US Finance Six, LLC
5.13%, 10/07/34 (c)	2,000	1,970
Highwoods Realty Limited Partnership
3.05%, 02/15/30	400	372
Host Hotels & Resorts, L.P.
3.38%, 12/15/29	3,600	3,433
3.50%, 09/15/30 (e)	3,400	3,216
Hudson Pacific Properties, L.P.
5.95%, 02/15/28	500	494
Invitation Homes Operating Partnership LP
4.15%, 04/15/32	3,100	2,951
Kaisa Group Holdings Ltd.
0.00%, 12/31/26 - 12/31/32 (c) (d) (i) (j) (m)	2,154	6
0.00%, 11/30/27 (b) (i) (j)	42	2
0.00%, 11/30/27 (c) (i) (j)	10	1
6.72%, 12/28/27 (b) (i) (j) (l)	155	3
5.25%, 12/28/28 (b) (i) (j) (l)	227	4
5.50%, 12/28/29 (b) (i) (j) (l)	380	7
5.75%, 12/28/30 (b) (i) (j) (l)	458	8
6.00%, 12/28/31 (b) (i) (j) (l)	689	12
6.25%, 12/28/32 (b) (i) (j) (l)	649	11
Kilroy Realty, L.P.
3.05%, 02/15/30	1,000	922
6.25%, 01/15/36	700	709
Newmark Group, Inc.
7.50%, 01/12/29 (e)	700	734
Next Properties Trust 2401
7.38%, 02/13/34 (c)	569	608
Omega Healthcare Investors, Inc.
3.25%, 04/15/33 (g)	2,100	1,866
Phillips Edison Grocery Center Operating Partnership I, L.P.
5.25%, 08/15/32	925	935
ProLogis, L.P.
4.20%, 02/15/33, CAD (b)	700	497
Realty Income Corporation
4.75%, 04/15/33	400	395
3.88%, 06/20/35, EUR	700	790
Safehold GL Holdings LLC
5.65%, 01/15/35	300	304
Store Capital LLC
5.40%, 04/30/30	800	806
VICI Properties Inc.
5.75%, 02/01/27 (c)	400	401
3.88%, 02/15/29 (c)	2,500	2,427
4.13%, 08/15/30 (c)	1,300	1,248
Weyerhaeuser Company
4.00%, 11/15/29 - 04/15/30	4,000	3,899
Yango Justice International Limited
0.00%, 04/15/49 (b) (i) (j)	600	1
		56,322
Health Care 5.9%
AbbVie Inc.
5.20%, 03/15/35	800	813
4.40%, 11/06/42	1,381	1,216
Adventist Health System/West
2.95%, 03/01/29	1,000	951
Alcon Finance Corporation
2.60%, 05/27/30 (c)	700	645
Amgen Inc.
5.25%, 03/02/33	1,200	1,221
5.60%, 03/02/43	2,700	2,682
5.65%, 03/02/53	800	779
Bausch Health Companies Inc.
11.00%, 09/30/28 (c)	270	275
14.00%, 10/15/30 (c)	53	50
Bayer US Finance LLC
6.38%, 11/21/30 (c)	4,800	5,046
6.50%, 11/21/33 (c)	800	859
Becton, Dickinson and Company
1.96%, 02/11/31	2,600	2,297
Boston Scientific Corporation
4.70%, 03/01/49 (g)	1,483	1,324
Centene Corporation
2.45%, 07/15/28	1,100	1,046
3.00%, 10/15/30	3,700	3,343
2.50%, 03/01/31	300	262
CommonSpirit Health
4.35%, 09/01/30	400	391
4.98%, 09/01/35	100	97
CVS Health Corporation
7.51%, 01/10/32 (c)	28	30
5.25%, 02/21/33	1,100	1,118
4.78%, 03/25/38	1,700	1,593
5.05%, 03/25/48	1,300	1,148
5.88%, 06/01/53	500	489
6.05%, 06/01/54	100	100
6.20%, 09/15/55	100	102
Elevance Health, Inc.
4.10%, 05/15/32	200	192
4.75%, 02/15/33	3,400	3,350
6.10%, 10/15/52	900	923
Grifols, S.A.
7.50%, 05/01/30, EUR (b)	492	584
HCA Inc.
3.63%, 03/15/32	4,900	4,561
5.50%, 06/01/33 - 06/15/47	2,600	2,574
Illumina, Inc.
5.75%, 12/13/27	100	102
2.55%, 03/23/31	200	180
INTEGRIS Baptist Medical Center, Inc.
3.88%, 08/15/50	700	521
Mars, Incorporated
5.65%, 05/01/45 (c)	1,300	1,292
Stryker Corporation
4.63%, 09/11/34	500	488
Sutter Health
5.16%, 08/15/33	300	303
UnitedHealth Group Incorporated
5.50%, 07/15/44 (g)	500	489
5.63%, 07/15/54	1,000	977
		44,413
Communication Services 4.4%
AT&T Inc.
4.40%, 04/30/31	1,200	1,180
4.75%, 04/30/33	400	391
Beignet Investments, LLC
6.58%, 05/30/49 (c)	7,129	7,281
Charter Communications Operating, LLC
5.85%, 12/01/35	300	290
3.50%, 03/01/42	3,000	2,067
5.75%, 04/01/48	300	252
4.80%, 03/01/50	2,000	1,490
3.85%, 04/01/61	200	117
3.95%, 06/30/62	1,500	886
Comcast Corporation
5.50%, 05/15/64	700	600
Fox Corporation
6.50%, 10/13/33	900	957
Live Nation Entertainment, Inc.
3.75%, 01/15/28 (c)	200	196
NTT Finance Corporation
5.17%, 07/16/32 (c)	1,000	999
5.26%, 11/01/33 (c)	1,100	1,097
Oi S.A. – Em Recuperacao Judicial
13.50%, 06/30/27 (c) (i) (j) (l)	129	63
8.50%, 12/31/28 (c) (i) (j) (l)	268	1
Omnicom Group Inc.
4.20%, 03/02/29	900	888
Orange
4.25%, 01/13/31 (c)	1,500	1,463
Paramount Global
3.70%, 06/01/28	800	776
QTS Fayetteville I DC1-2, LLC
5.70%, 04/15/36 (c)	800	760
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
T-Mobile USA, Inc.
5.15%, 04/15/34	100	100
4.70%, 01/15/35 (g)	2,300	2,219
4.95%, 11/15/35	2,000	1,960
3.30%, 02/15/51	3,500	2,285
5.75%, 01/15/54	2,100	2,005
Verizon Communications Inc.
5.00%, 01/15/36	1,900	1,852
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (c)	700	594
		32,769
Consumer Discretionary 4.0%
American Airlines, Inc. Class A Pass Through Certificates, Series 2026-1
5.25%, 11/10/38	400	396
BMW US Capital, LLC
4.54%, (SOFR + 0.92%), 03/21/28 (c) (f)	1,700	1,711
Burberry Group PLC
5.75%, 06/20/30, GBP (b)	400	535
Carnival Corporation
4.00%, 08/01/28 (c)	1,100	1,079
5.13%, 05/01/29 (c)	100	100
Choice Hotels International, Inc.
5.85%, 08/01/34	400	406
Discovery Global Holdings, Inc.
5.05%, 03/15/42	1,700	1,108
Ferguson Finance PLC
3.25%, 06/02/30 (c)	3,900	3,671
Hilton Domestic Operating Company, Inc.
5.88%, 04/01/29 (c)	500	506
Hyatt Hotels Corporation
5.38%, 12/15/31	500	508
Hyundai Capital America
4.25%, 01/08/29 (c)	400	395
5.10%, 06/24/30 (c)	1,300	1,307
Las Vegas Sands Corp.
3.90%, 08/08/29	1,100	1,062
6.00%, 08/15/29	3,225	3,309
6.20%, 08/15/34	1,100	1,132
Marriott International, Inc.
5.45%, 09/15/26	1,000	1,001
4.63%, 06/15/30 (e)	200	199
Mobility Global Inc.
5.45%, 06/15/31 (c)	1,400	1,416
Nissan Motor Acceptance Company LLC
1.85%, 09/16/26 (c)	1,400	1,385
NVR, Inc.
3.00%, 05/15/30	4,400	4,124
Royal Caribbean Cruises Ltd.
5.50%, 04/01/28 (c)	400	404
5.63%, 09/30/31 (c)	400	404
5.38%, 01/15/36	400	397
Spectrum Management Holding Company, LLC
4.50%, 09/15/42	300	226
Stellantis Financial Services US Corp.
5.80%, 06/15/31 (c)	1,200	1,187
Tapestry, Inc.
5.50%, 03/11/35	400	403
Volkswagen Group of America Finance, LLC
5.05%, 03/27/28 (c) (g)	1,300	1,305
		29,676
Information Technology 3.6%
Booz Allen Hamilton Inc.
5.95%, 08/04/33	600	603
Broadcom Inc.
3.14%, 11/15/35 (c)	1,622	1,377
3.19%, 11/15/36 (c)	1,093	915
CDW Finance Corporation
3.25%, 02/15/29	800	765
3.57%, 12/01/31	1,400	1,286
Chorus Limited
4.95%, 03/14/30	400	398
Gartner, Inc.
4.95%, 03/20/31	1,200	1,170
Jabil Inc.
4.20%, 02/01/29	1,500	1,478
NXP B.V.
3.40%, 05/01/30	899	856
Oracle Corporation
2.30%, 03/25/28	6,000	5,743
5.20%, 09/26/35	1,800	1,684
4.00%, 07/15/46	900	607
6.00%, 08/03/55 (g)	600	511
RD Michigan Property Owner I LLC
7.50%, 03/30/45 (c)	4,390	4,388
ServiceNow, Inc.
4.25%, 05/15/28	1,000	997
Synopsys, Inc.
5.00%, 04/01/32	1,300	1,301
VMware LLC
4.70%, 05/15/30 (e)	3,100	3,104
		27,183
Industrials 2.2%
Aircastle Limited
2.85%, 01/26/28 (c)	2,700	2,618
Boeing Company, The
6.13%, 02/15/33	300	319
3.60%, 05/01/34	1,525	1,372
5.81%, 05/01/50 (e)	4,100	4,043
5.93%, 05/01/60 (e)	2,000	1,967
Equifax Inc.
5.10%, 06/01/28	1,000	1,008
GATX Corporation
3.50%, 03/15/28	500	491
Heathrow Finance PLC
4.13%, 09/01/29, GBP (b) (e) (h)	300	373
Huntington Ingalls Industries, Inc.
5.75%, 01/15/35	1,125	1,160
IRB Infrastructure Developers Limited
7.11%, 03/11/32 (c)	400	405
RTX Corporation
6.10%, 03/15/34	1,000	1,073
5.38%, 02/27/53 (g)	900	862
Xylem Inc.
5.20%, 06/01/33	700	709
		16,400
Consumer Staples 1.2%
Ashtead Capital, Inc.
4.00%, 05/01/28 (c)	400	394
5.80%, 04/15/34 (c)	1,100	1,121
BCP V Modular Services Finance II PLC
6.50%, 07/10/31, EUR (c)	500	494
Clorox Company, The
4.70%, 05/15/31	700	695
Conagra Brands, Inc.
5.00%, 08/01/30	300	300
Diageo Capital PLC
2.00%, 04/29/30	950	862
Greene King Finance PLC
5.32%, 09/15/31, GBP (b) (h)	243	322
Haleon US Capital LLC
3.63%, 03/24/32	1,250	1,170
JDE Peet's N.V.
1.13%, 06/16/33, EUR (b)	100	94
Kraft Heinz Foods Company
6.88%, 01/26/39	1,200	1,316
Massachusetts Institute of Technology
4.68%, 07/01/14	200	166
Philip Morris International Inc.
5.38%, 02/15/33	1,500	1,540
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (c)	950	855
		9,329
Materials 0.1%
Joint Stock Company Alrosa (Public Joint Stock Company)
0.00%, 04/09/49 (b) (c) (i) (j) (k)	900	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Synthos Spolka Akcyjna
2.50%, 06/07/28, EUR (b)	400	439
Unigel Luxembourg S.A.
13.50%, 12/31/27 (c) (i) (j) (l)	160	14
11.00%, 12/31/28 (c) (i) (j) (l)	423	4
		457
Total Corporate Bonds And Notes (cost $627,873)		603,872
GOVERNMENT AND AGENCY OBLIGATIONS 22.9%
Mortgage-Backed Securities 9.9%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/39 - 06/01/48	347	324
4.50%, 09/01/48 - 09/01/53	825	797
3.00%, 05/01/52	409	358
6.50%, 02/01/54	1,731	1,790
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	147	134
4.50%, 08/01/48 - 01/01/49	145	142
4.00%, 03/01/49 - 05/01/50	1,277	1,208
6.00%, 11/01/53	301	308
TBA, 4.00%, 07/15/56 (n)	11,900	11,118
TBA, 4.50%, 07/15/56 (n)	3,800	3,642
TBA, 5.00%, 07/15/56 (n)	35,525	34,905
Government National Mortgage Association
4.00%, 07/20/55	4,617	4,289
TBA, 4.50%, 07/15/56 (n)	2,600	2,496
TBA, 5.00%, 07/15/56 (n)	2,900	2,859
TBA, 4.00%, 08/15/56 (n)	9,000	8,351
TBA, 6.00%, 09/15/56 (n)	1,600	1,626
		74,347
Sovereign 7.5%
Cabinet of Ministers of Ukraine
4.50%, 02/01/29 - 02/01/34 (c) (h)	144	115
0.00%, 02/01/30 - 02/01/36 (c) (h)	83	50
Cabinet Office
2.00%, 12/20/44, JPY	390,000	1,900
2.40%, 03/20/45 - 03/20/55, JPY	313,800	1,582
2.70%, 09/20/45, JPY	16,250	88
2.10%, 09/20/54, JPY	20,650	88
2.30%, 12/20/54, JPY	8,850	39
3.20%, 09/20/55, JPY	378,000	2,038
3.70%, 03/20/56, JPY	145,450	863
Cassa Depositi E Prestiti Societa Per Azioni
5.88%, 04/30/29 (c)	1,000	1,031
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.95%, 08/12/31, PEN (b)	2,543	845
6.15%, 08/12/32, PEN (b)	100	32
6.15%, 08/12/32, PEN (c)	1,922	609
7.30%, 08/12/33, PEN	5,400	1,781
5.40%, 08/12/34, PEN (b)	12,600	3,613
Departamento Administrativo De La Presidencia De La Republica
5.38%, 01/21/29	500	499
Gobierno de la Republica de Costa Rica
7.00%, 04/27/33, EUR (c)	200	241
Gobierno Federal de los Estados Unidos Mexicanos
5.63%, 02/09/34 (g)	600	590
4.50%, 03/19/34, EUR	1,500	1,707
6.00%, 05/07/36 (g)	700	699
6.25%, 08/27/37 (g)	700	701
Government of Abu Dhabi
4.88%, 04/30/29 (c)	1,500	1,509
Government of Saudi Arabia
5.13%, 01/13/28 (c)	1,800	1,809
4.13%, 01/12/29 (c)	600	590
4.75%, 01/16/30 (c)	200	199
2.25%, 02/02/33 (c)	5,100	4,314
HM Treasury
4.38%, 07/31/54, GBP (b)	4,427	4,934
Israel, State of
5.38%, 03/12/29 - 02/19/30	3,100	3,129
Kingdom of Saudi Arabia
3.75%, 03/05/37, EUR (c)	300	335
Kuwait Stock Exchange
4.80%, 04/20/33 (c)	800	795
Ministry of Finance of the Russian Federation
0.00%, 06/24/28 (b) (i) (j)	200	193
0.00%, 04/04/42 (b) (c) (i) (j)	200	135
New South Wales Treasury Corporation
1.75%, 03/20/34, AUD	200	109
4.75%, 02/20/37, AUD	200	131
3.50%, 11/20/37, AUD (b)	700	403
Presidencia da Republica
4.00%, 04/23/30, EUR	1,300	1,487
7.25%, 01/12/56	700	704
Qatar, The Amiri Diwan of The State of
4.80%, 04/08/33 (c)	1,475	1,479
Queensland Treasury Corporation
1.50%, 08/20/32, AUD (c)	1,300	739
Republic of Indonesia, The Government of, The
4.10%, 03/04/34, EUR	400	448
Romania, Government of
2.13%, 03/07/28, EUR (c)	200	224
5.38%, 03/22/31, EUR (c)	500	590
5.25%, 05/30/32, EUR (c)	1,000	1,163
3.75%, 02/07/34, EUR (c)	800	824
Segretariato Generale Della Presidenza Della Repubblica
2.85%, 02/01/31, EUR	700	795
South Africa, Parliament of
8.88%, 02/28/35, ZAR	82,390	5,208
8.50%, 01/31/37, ZAR	73,200	4,448
Treasury Corporation of Victoria
2.00%, 11/20/37, AUD	1,000	484
		56,289
U.S. Treasury Bond 2.4%
Treasury, United States Department of
4.38%, 05/15/41 - 08/15/43	5,983	5,686
3.38%, 08/15/42	450	376
4.00%, 11/15/42 (o)	2,014	1,819
3.88%, 05/15/43	1,970	1,742
3.63%, 08/15/43	300	256
4.50%, 02/15/44	1,037	988
4.88%, 08/15/45	3,543	3,516
4.63%, 02/15/46 - 11/15/55	3,000	2,856
4.75%, 02/15/56	525	510
		17,749
U.S. Treasury Note 2.1%
Treasury, United States Department of
3.50%, 01/31/30 (n)	725	709
3.88%, 04/30/30 (n)	675	668
4.00%, 01/31/31 - 02/15/34 (n)	5,950	5,826
4.25%, 02/28/31 (n)	750	751
4.13%, 03/31/31 (n)	596	594
4.63%, 04/30/31 (n)	1,287	1,310
2.75%, 08/15/32 (n) (o)	3,800	3,490
4.13%, 11/15/32 (o)	2,500	2,478
		15,826
U.S. Treasury Inflation Indexed Securities 0.7%
Treasury, United States Department of
1.00%, 02/15/46 (p)	422	310
1.50%, 02/15/53 (n) (p)	1,568	1,193
2.13%, 02/15/54 (n) (p)	2,490	2,180
2.38%, 02/15/55 (n) (p)	1,414	1,304
		4,987
Municipal 0.2%
GC Education, Inc.
7.38%, 10/01/29	500	522
Texas Natural Gas Securitization Finance Corporation
5.10%, 04/01/35	949	964
		1,486
Treasury Inflation Indexed Securities 0.1%
Presidencia da Republica
6.00%, 08/15/60, BRL (f) (q)	900	678
Total Government And Agency Obligations (cost $170,501)		171,362

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.3%
Air Canada
Series 2015-A-1, 3.60%, 03/15/27	100	99
Series 2020-A-2, 5.25%, 04/01/29	40	40
Series 2017-A-1, 3.55%, 01/15/30	308	288
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	626	625
Alternative Loan Trust 2005-43
Series 2005-A6-25T1, REMIC, 5.75%, 07/25/35	1,446	828
Series 2005-2A1-27, REMIC, 4.24%, (12 Month Treasury Average + 1.35%), 08/25/35 (f) (r)	42	34
Series 2005-A14-46CB, REMIC, 5.50%, 10/25/35	1,156	782
Alternative Loan Trust 2006-15CB
Series 2006-1A11-23CB, REMIC, 6.00%, 08/25/36	651	640
Alternative Loan Trust 2006-43CB
Series 2006-1A10-43CB, REMIC, 6.00%, 02/25/37	476	222
Alternative Loan Trust 2006-9T1
Series 2005-A4-86CB, REMIC, 5.50%, 02/25/36	2,829	1,516
American Airlines, Inc.
Series 2015-AA-2, 3.60%, 09/22/27	526	517
Series 2016-AA-1, 3.58%, 01/15/28	165	161
Series 2016-AA-2, 3.20%, 06/15/28	1,068	1,034
Series 2017-AA-2, 3.35%, 10/15/29	1,531	1,466
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	135	127
American Home Mortgage Assets Trust 2006-3
Series 2006-2A11-3, REMIC, 3.43%, (12 Month Treasury Average + 0.94%), 10/25/46 (f) (h) (r)	280	193
Banc of America Alternative Loan Trust 2006-3
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	7	6
Banc of America Mortgage 2006-B Trust
Series 2006-4A2-B, REMIC, 3.58%, 11/20/36 (f)	1,181	1,013
Bear Stearns ALT-A Trust 2006-3
Series 2005-2A3-2, REMIC, 4.81%, 04/25/35 (f)	193	178
Bear Stearns ARM Trust 2005-6
Series 2005-2A2-3, REMIC, 4.51%, 06/25/35 (f)	185	168
Bear Stearns ARM Trust 2006-2
Series 2006-4A1-2, REMIC, 3.66%, 07/25/36 (f)	475	415
Bear Stearns Asset Backed Securities I Trust 2006-HE9
Series 2006-1A3-HE9, REMIC, 4.16%, (1 Month Term SOFR + 0.34%), 11/25/36 (f) (h) (r)	1,000	976
Bluemountain CLO XXX Ltd
Series 2018-A1R-3A, 4.59%, (3 Month Term SOFR + 1.19%), 10/25/30 (f)	364	364
British Airways PLC
Series 2021-A-1, 2.90%, 03/15/35	1,148	1,045
C-BASS 2007-CB1 Trust
Series 2007-AF4-CB1, REMIC, 0.52%, 01/25/37 (f) (h) (r)	533	142
Centex Corporation
Series 2004-MV1-D, REMIC, 4.63%, (1 Month Term SOFR + 1.04%), 09/25/34 (f) (h) (r)	14	14
CHL Mortgage Pass-Through Trust 2007-HY3
Series 2007-A2-13, REMIC, 6.00%, 08/25/37	550	241
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 3.68%, (1 Month Term SOFR + 0.53%), 11/25/34 (f) (r)	213	199
CSMC 2021-ADV
Series 2021-A-ADV, REMIC, 5.14%, (1 Month Term SOFR + 1.51%), 07/15/38 (f)	1,700	1,418
CSWF Trust 2021-SOP2
Series 2021-A-SOP2, 4.81%, (1 Month Term SOFR + 1.18%), 06/15/34 (f) (h)	65	65
CWABS Asset-Backed Certificates Trust 2006-24
Series 2006-1A-24, REMIC, 4.04%, (1 Month Term SOFR + 0.25%), 07/25/35 (f) (h)	43	40
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 4.29%, (1 Month Term SOFR + 0.85%), 06/25/37 (f) (h) (r)	342	335
CWABS, Inc.
Series 2005-1A-AB4, REMIC, 4.45%, (1 Month Term SOFR + 0.59%), 03/25/36 (f) (h) (r)	14	13
DC Office Trust 2019-MTC
Series 2019-A-MTC, REMIC, 2.97%, 10/15/29	2,250	2,024
Delta Air Lines, Inc.
Series 2020-1, 2.00%, 06/10/28	513	495
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2004-M3-FF8, REMIC, 5.12%, (1 Month Term SOFR + 1.54%), 10/25/34 (f) (h) (r)	325	320
GS Mortgage Securities Corp.
Series 2005-1A1-15, REMIC, 1.37%, (1 Month Term SOFR + 0.62%), 01/25/36 (f) (h) (r)	228	189
GSAMP Trust 2006-FM2
Series 2006-A1-FM2, REMIC, 1.13%, (1 Month Term SOFR + 0.39%), 09/25/36 (f) (h) (r)	2,446	770
HarborView Mortgage Loan Trust 2006-12
Series 2006-1A1A-12, REMIC, 1.49%, (1 Month Term SOFR + 0.52%), 12/19/36 (f) (h) (r)	352	296
IndyMac MBS, Inc.
Series 2005-2A1A-AR12, REMIC, 3.48%, (1 Month Term SOFR + 0.59%), 07/25/35 (f) (h) (r)	199	181
J.P. Morgan Mortgage Acquisition Trust 2006-CW2
Series 2006-AF3-CW2, REMIC, 2.10%, 08/25/36 (f) (h) (r)	919	554
J.P. Morgan Mortgage Acquisition Trust 2006-NC2
Series 2006-M1-NC2, REMIC, 3.84%, (1 Month Term SOFR + 0.52%), 07/25/36 (f) (h) (r)	115	112
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	209	183
Series 2020-1A-1, 4.00%, 11/15/32	1,856	1,745
Long Beach Mortgage Loan Trust 2006-8
Series 2006-2A3-8, REMIC, 1.00%, (1 Month Term SOFR + 0.43%), 09/25/36 (f) (h) (r)	862	202
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M1-NC1, REMIC, 4.49%, (1 Month Term SOFR + 0.83%), 12/25/34 (f) (h)	536	503
Merrill Lynch Mortgage Capital Inc.
Series 2005-M1-WMC1, REMIC, 4.45%, (1 Month Term SOFR + 0.86%), 09/25/35 (f) (h) (r)	426	412
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 4.96%, (1 Month Term SOFR + 1.35%), 02/20/37 (f)	332	332
Morgan Stanley Home Equity Loan Trust 2007-2
Series 2007-A1-2, REMIC, 1.59%, (1 Month Term SOFR + 0.21%), 04/25/37 (f) (h) (r)	8	4
MortgageIT Mortgage Loan Trust 2006-1
Series 2006-1A2-1, REMIC, 4.29%, (1 Month Term SOFR + 0.51%), 04/25/36 (f) (h) (r)	248	188
New Century Home Equity Loan Trust
Series 2005-M2-D, REMIC, 3.12%, (1 Month Term SOFR + 0.82%), 02/25/36 (f) (h) (r)	300	251
New Century Home Equity Loan Trust 2006-2
Series 2006-A2B-2, REMIC, 4.06%, (1 Month Term SOFR + 0.27%), 08/25/36 (f) (h) (r)	112	111
New Residential Mortgage Loan Trust 2018-3
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (f)	267	258
Northwoods Capital 25 Ltd
Series 2021-AR-25A, 4.53%, (3 Month Term SOFR + 0.86%), 07/20/34 (f)	1,000	1,000
RALI Series 2007-QS3 Trust
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	27	21
Renaissance Home Equity Loan Trust 2007-3
Series 2007-AF3-3, REMIC, 2.96%, 09/25/37 (f) (h) (r)	133	49

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	21	18
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 4.15%, (1 Month Term SOFR + 0.57%), 12/25/35 (f) (h) (r)	119	92
SMRT 2022-MINI
Series 2022-A-MINI, REMIC, 4.63%, (1 Month Term SOFR + 1.00%), 01/15/27 (f)	1,600	1,600
Spirit Airlines, LLC
Series 2015-A-1, 0.00%, 04/01/28 (i) (j)	467	444
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 3.55%, 08/25/35 (f) (r)	1	1
Tesco Property Finance 5 PLC
Series BN-5, 5.66%, 10/13/41, GBP (b)	533	695
United Airlines 2014-2 Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	42	42
United Airlines Pass Through Certificates, Series 2016-2
Series 2024-AA-1, 5.45%, 02/15/37	752	765
United Airlines Pass Through Trust 2019-2AA
Series 2019-AA-2, REMIC, 2.70%, 05/01/32	3,247	2,960
Total Non-U.S. Government Agency Asset-Backed Securities (cost $35,811)		32,021
SENIOR FLOATING RATE INSTRUMENTS 0.8%
Communication Services 0.3%
Discovery Global Holdings, Inc.
Term Loan, 0.00%, (EURIBOR + 2.50%), 05/27/33, EUR (f) (s)	300	343
2026 USD Term Loan B, 6.12%, (3 Month Term SOFR + 2.50%), 06/16/33 (f)	1,275	1,275
Live Nation Entertainment, Inc.
2025 Term Loan B, 5.64%, (1 Month Term SOFR + 2.00%), 10/19/32 (f)	995	994
		2,612
Health Care 0.3%
Bausch & Lomb Corporation
2025 Repriced Term Loan, 7.37%, (1 Month Term SOFR + 3.75%), 01/15/31 (f)	2,084	2,087
Financials 0.2%
Republic of Panama
Term Loan, 3.89%, (3 Month EURIBOR + 1.75%), 03/07/27, EUR (f) (k)	1,400	1,602
Total Senior Floating Rate Instruments (cost $6,224)		6,301
PREFERRED STOCKS 0.1%
Financials 0.1%
Morgan Stanley, 6.50% (a)	35	872
Total Preferred Stocks (cost $865)		872
COMMON STOCKS 0.0%
Financials 0.0%
DrillCo Holding Lux S.A. (i) (k)	—	3
DrillCo Holding Lux S.A. (i) (k)	1	28
DrillCo Holding Lux S.A. (i) (k)	—	9
DrillCo Holding Lux S.A. (i) (k)	3	83
Stichting Administratiekantoor Unigel Creditors (i) (k)	1	—
SVB Financial Trust (i)	104	5
		128
Real Estate 0.0%
Kaisa Group Holdings Ltd. (i)	3,828	23
Total Common Stocks (cost $79)		151
SHORT TERM INVESTMENTS 1.5%
Securities Lending Collateral 1.1%
JNL Government Money Market Fund - Class SL, 3.63% (t) (u)	8,703	8,703
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 3.53% (t) (u)	2,828	2,828
Total Short Term Investments (cost $11,531)		11,531
Total Investments 110.2% (cost $852,884)		826,110
Other Derivative Instruments 0.4%		2,878
Other Assets and Liabilities, Net (10.6)%		(79,218)
Total Net Assets 100.0%		749,770

(a) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $162,989 and 21.7% of the Fund.

(d) Convertible security.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) All or a portion of the security was on loan as of June 30, 2026.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(i) Non-income producing security.

(j) As of June 30, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2026, the total payable for investments purchased on a delayed delivery basis was $104,223.

(o) All or a portion of the security is pledged or segregated as collateral.

(p) Treasury inflation indexed note, par amount is adjusted for inflation.

(q) Treasury inflation indexed note, par amount is not adjusted for inflation.

(r) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(s) This senior floating rate interest will settle after June 30, 2026. If a reference rate and spread is presented, it will go into effect upon settlement.

(t) Investment in affiliate.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PIMCO Investment Grade Credit Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	198	42,444	39,814	17	—	—	2,828	0.4
JNL Government Money Market Fund, 3.63% - Class SL	7,545	36,115	34,957	151	—	—	8,703	1.1
	7,743	78,559	74,771	168	—	—	11,531	1.5

Summary of Investments by Country^	Total Long Term Investments
United States of America	74.2%
United Kingdom	4.8
Japan	3.4
Canada	1.7
Germany	1.5
Australia	1.3
South Africa	1.2
Saudi Arabia	1.1
France	1.0
Spain	0.9
Peru	0.8
Mexico	0.8
Switzerland	0.8
Brazil	0.8
Ireland	0.8
Italy	0.6
Netherlands	0.5
Norway	0.4
Israel	0.4
Romania	0.3
United Arab Emirates	0.3
Qatar	0.3
Austria	0.3
India	0.3
Multi-National	0.2
Russian Federation	0.2
Cayman Islands	0.2
Denmark	0.2
Czech Republic	0.1
Kuwait	0.1
Luxembourg	0.1
Colombia	0.1
Belgium	0.1
Indonesia	0.1
Poland	0.1
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V., 6.38% (callable at 100, 09/22/34)	01/22/25	641	734	0.1
Anglian Water Services Financing PLC, 6.00%, 06/20/39	07/10/24	130	127	—
Aviva PLC, 7.75% (callable at 100, 09/30/32)	03/24/25	388	418	0.1
Banco Santander, S.A., 4.88%, 10/18/31	09/25/24	3,199	3,296	0.4
Barclays PLC, 8.38% (callable at 100, 09/15/31)	09/25/25	841	849	0.1
Burberry Group PLC, 5.75%, 06/20/30	07/30/25	533	535	0.1
CaixaBank SA, 5.88% (callable at 100, 10/09/27)	01/22/25	1,268	1,400	0.2
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.95%, 08/12/31	04/19/24	709	845	0.1
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.15%, 08/12/32	02/26/25	28	32	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 5.40%, 08/12/34	10/23/24	3,124	3,613	0.5
COMMERZBANK Aktiengesellschaft, 7.88% (callable at 100, 07/02/29)	01/22/25	1,564	1,808	0.2
Cooperatieve Rabobank U.A., 4.38% (callable at 100, 06/29/27)	03/10/25	862	919	0.1
Digital Dutch Finco B.V., 1.50%, 03/15/30	10/08/24	1,431	1,502	0.2
DrillCo Holding Lux S.A., 7.50%, 06/15/30	06/12/23	12	13	—
EPH Financing International, a.s., 5.88%, 11/30/29	03/05/25	791	848	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Erste Group Bank AG, 4.25% (callable at 100, 10/15/27)	01/27/21	2,442	2,297	0.3
Gaz Finance PLC, 0.00%, 01/27/29	01/20/21	1,800	1,422	0.2
Greene King Finance PLC, 5.32%, 09/15/31	04/02/19	343	322	—
Grifols, S.A., 7.50%, 05/01/30	08/20/25	595	584	0.1
Heathrow Finance PLC, 4.13%, 09/01/29	03/05/25	363	373	—
HM Treasury, 4.38%, 07/31/54	03/21/25	5,247	4,934	0.7
JDE Peet's N.V., 1.13%, 06/16/33	02/21/24	90	94	—
Joint Stock Company Alrosa (Public Joint Stock Company), 0.00%, 04/09/49	04/02/19	900	—	—
Kaisa Group Holdings Ltd., 0.00%, 11/30/27	10/20/25	—	2	—
Kaisa Group Holdings Ltd., 6.72%, 12/28/27	09/24/25	26	3	—
Kaisa Group Holdings Ltd., 5.25%, 12/28/28	09/24/25	34	4	—
Kaisa Group Holdings Ltd., 5.50%, 12/28/29	09/24/25	53	7	—
Kaisa Group Holdings Ltd., 5.75%, 12/28/30	09/24/25	12	8	—
Kaisa Group Holdings Ltd., 6.00%, 12/28/31	09/24/25	39	12	—
Kaisa Group Holdings Ltd., 6.25%, 12/28/32	09/24/25	10	11	—
KBC Groep, 6.25% (callable at 100, 09/17/31)	03/06/25	444	480	0.1
Ministry of Finance of the Russian Federation, 0.00%, 06/24/28	04/04/22	87	193	—
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/24/22	58	135	—
National Grid Electricity Transmission PLC, 2.00%, 04/17/40	07/30/24	1,200	1,161	0.2
New South Wales Treasury Corporation, 3.50%, 11/20/37	01/14/26	389	403	0.1
Nykredit Realkredit A/S, 1.00%, 10/01/50	11/10/21	13	10	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/15/21	238	192	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/13/21	416	333	—
ProLogis, L.P., 4.20%, 02/15/33	01/28/25	485	497	0.1
Royal Bank of Canada, 3.41%, 06/12/29	04/06/26	287	282	—
SB Capital S.A., 0.00%, 05/23/49	09/19/19	615	—	—
SB Capital S.A., 0.00%, 10/29/49	11/23/20	5,165	—	—
SPP - distribucia , a.s., 1.00%, 06/09/31	07/10/24	273	300	—
Stichting AK Rabobank Certificaten II, 6.50%	01/17/17	755	812	0.1
SW (Finance) I PLC, 7.00%, 04/16/40	07/09/24	1,205	1,259	0.2
Synthos Spolka Akcyjna, 2.50%, 06/07/28	03/06/25	412	439	0.1
Tesco Property Finance 5 PLC, Series BN-5, 5.66%, 10/13/41	01/31/17	658	695	0.1
UBS Group AG, 9.25% (callable at 100, 11/13/28)	03/11/25	436	431	0.1
Yango Justice International Limited, 0.00%, 04/15/49	11/05/21	119	1	—
Yango Justice International Limited, 0.00%, 04/15/49	12/10/20	203	—	—
Yorkshire Water Finance PLC, 1.75%, 10/27/32	07/10/24	712	736	0.1
		41,645	35,371	4.7

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SOFR Index	330	December 2027		79,218	(33)	3
3 Month SOFR Index	231	March 2028		55,400	(20)	104
Euro BOBL	4	September 2026	EUR	459	—	2
Euro Bund	2	September 2026	EUR	252	—	3
Long Gilt	66	September 2026	GBP	5,781	(28)	142
United States 10 Year Note	281	September 2026		30,662	(84)	217
United States 10 Year Ultra Bond	4	September 2026		442	(2)	8
United States 2 Year Note	912	October 2026		188,097	(107)	(104)
United States Ultra Bond	908	September 2026		102,319	(681)	3,151
					(955)	3,526
Short Contracts
Australia 10 Year Bond	(49)	September 2026	AUD	(5,355)	1	(18)
United States Long Bond	(1)	September 2026		(110)	1	(3)
					2	(21)

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
6M Australian Bank Bill Short Term Rate (S)	Paying	4.25	(S)	03/19/30	AUD	31,200	(31)	(548)
6M Australian Bank Bill Short Term Rate (S)	Paying	4.00	(S)	12/17/35	AUD	7,200	(9)	(214)
6M EURIBOR (S)	Receiving	3.00	(A)	09/16/56	EUR	6,130	9	(40)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
6M EURIBOR (S)	Paying	2.50	(A)	09/16/31	EUR	10	—	—
6M EURIBOR (S)	Paying	2.75	(A)	09/16/36	EUR	100	—	(1)
BRAZIBOR (A)	Paying	13.40	(A)	01/02/29	BRL	45,000	17	(167)
BRAZIBOR (A)	Paying	13.73	(A)	01/02/31	BRL	100	—	—
BRAZIBOR (A)	Paying	13.90	(A)	01/02/31	BRL	900	—	(1)
BRAZIBOR (A)	Paying	14.38	(A)	01/02/31	BRL	2,300	1	4
BRAZIBOR (A)	Paying	13.68	(A)	01/02/31	BRL	3,300	2	(3)
BRAZIBOR (A)	Paying	13.66	(A)	01/02/31	BRL	11,800	6	(17)
BRAZIBOR (A)	Paying	14.03	(A)	01/02/31	BRL	24,860	13	25
Sterling Overnight Index Average Rate (A)	Receiving	4.00	(A)	09/16/36	GBP	8,500	23	68
Sterling Overnight Index Average Rate (A)	Paying	3.50	(A)	03/18/31	GBP	11,120	(14)	(207)
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/29		36,700	66	1,045
U.S. SOFR (A)	Receiving	3.00	(A)	03/19/30		13,400	26	220
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/30		10,700	22	108
U.S. SOFR (A)	Receiving	3.33	(A)	08/31/30		18,610	41	333
U.S. SOFR (A)	Receiving	4.00	(A)	11/30/30		1,580	4	(5)
U.S. SOFR (A)	Receiving	4.00	(A)	11/30/30		6,720	16	(16)
U.S. SOFR (A)	Receiving	3.50	(A)	03/18/31		1,500	4	38
U.S. SOFR (A)	Receiving	3.50	(A)	03/18/31		2,500	6	46
U.S. SOFR (A)	Receiving	3.56	(A)	01/31/33		300	1	6
U.S. SOFR (A)	Receiving	3.60	(A)	08/19/34		20	—	1
U.S. SOFR (A)	Receiving	3.56	(A)	08/28/34		1,300	5	37
U.S. SOFR (A)	Receiving	3.53	(A)	09/04/34		200	1	6
U.S. SOFR (A)	Receiving	3.51	(A)	09/04/34		1,400	6	44
U.S. SOFR (A)	Receiving	3.87	(A)	03/05/35		10,600	49	118
U.S. SOFR (A)	Receiving	3.93	(A)	03/24/35		1,400	7	6
U.S. SOFR (A)	Receiving	3.72	(A)	08/15/35		6,432	30	120
U.S. SOFR (A)	Receiving	3.55	(A)	09/17/35		600	3	21
U.S. SOFR (A)	Receiving	3.68	(A)	02/15/36		400	2	11
U.S. SOFR (A)	Receiving	3.75	(A)	02/15/36		900	4	18
U.S. SOFR (A)	Receiving	4.00	(A)	02/15/36		7,600	38	25
U.S. SOFR (A)	Receiving	3.78	(A)	03/03/36		800	4	15
U.S. SOFR (A)	Receiving	4.00	(A)	03/18/36		800	4	26
U.S. SOFR (A)	Receiving	3.75	(A)	06/17/36		4,100	21	(28)
U.S. SOFR (A)	Receiving	3.75	(A)	09/16/36		1,600	8	—
U.S. SOFR (A)	Receiving	4.07	(A)	02/15/46		200	2	4
U.S. SOFR (A)	Receiving	4.01	(A)	11/15/53		200	2	7
U.S. SOFR (A)	Receiving	4.02	(A)	11/15/53		200	2	6
U.S. SOFR (A)	Receiving	4.08	(A)	11/15/53		200	2	4
U.S. SOFR (A)	Receiving	3.50	(A)	06/20/54		12,110	117	1,209
U.S. SOFR (A)	Receiving	4.05	(A)	02/15/56		200	2	5
U.S. SOFR (A)	Receiving	4.06	(A)	02/15/56		300	3	7
U.S. SOFR (A)	Receiving	4.00	(A)	06/17/56		10,550	110	135
							625	2,471

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
General Motors Company (Q)	N/A	5.00	06/20/30	1,400	(215)	—	17

Credit default swap agreements - sell protection
AES Corporation, The (Q)	0.52	5.00	12/20/28	(300)	32	—	(5)
American International Group, Inc. (Q)	0.16	1.00	12/20/26	(1,000)	4	—	(17)
AT&T Inc. (Q)	0.25	1.00	12/20/26	(800)	3	—	(6)
AT&T Inc. (Q)	0.37	1.00	12/20/27	(1,100)	10	—	(2)
AT&T Inc. (Q)	0.39	1.00	06/20/28	(500)	6	—	8
Bank of America Corporation (Q)	0.24	1.00	12/20/26	(200)	1	—	(2)
Boeing Company, The (Q)	0.25	1.00	06/20/27	(1,000)	7	—	42
CDX.NA.IG.45 (Q)	0.47	1.00	12/20/30	(46,210)	1,003	(6)	64
CDX.NA.IG.46 (Q)	0.51	1.00	06/20/31	(150,505)	3,304	(23)	556
Credit Agricole SA (Q)	0.49	1.00	12/20/30	(1,400)	34	—	11
Electricite de France (Q)	0.43	1.00	06/20/30	(700)	17	—	7
General Motors Company (Q)	0.21	5.00	12/20/26	(320)	7	—	(46)
Glencore Finance (Europe) Limited (Q)	0.71	5.00	06/20/31	(600)	137	—	(8)
Hess Corporation (Q)	0.07	1.00	12/20/26	(1,800)	8	—	32

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
ITRAXX.EUR.45 (Q)	0.52	1.00	06/20/31	(4,160)	107	1	32
MetLife, Inc. (Q)	0.36	1.00	06/20/28	(800)	10	—	25
Oracle Corporation (Q)	1.42	1.00	06/20/30	(400)	(6)	—	(15)
Prudential Financial, Inc. (Q)	0.76	1.00	12/20/30	(1,200)	11	—	5
Tesco PLC (Q)	0.17	1.00	12/20/27	(1,700)	24	(1)	25
Verizon Communications Inc. (Q)	0.23	1.00	12/20/26	(1,400)	5	—	(28)
					4,724	(29)	678

JNL/PIMCO Investment Grade Credit Bond Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Exchange Traded Future Options
United States 10 Year Note 1st Week Future, Sep. 2026	Call	110.50	07/02/26	18	1,989	—
United States 10 Year Note 1st Week Future, Sep. 2026	Call	110.25	07/02/26	9	992	(1)
United States 10 Year Note 1st Week Future, Sep. 2026	Put	108.75	07/02/26	18	1,958	—
United States 10 Year Note 1st Week Future, Sep. 2026	Put	108.25	07/02/26	9	974	—
United States 10 Year Note 2nd Week Future, Sep. 2026	Call	110.75	07/10/26	8	886	—
United States 10 Year Note 2nd Week Future, Sep. 2026	Put	109.00	07/10/26	8	872	(1)
United States 10 Year Note 3rd Week Future, Sep. 2026	Call	111.00	07/17/26	10	1,110	(1)
United States 10 Year Note 3rd Week Future, Sep. 2026	Call	110.25	07/17/26	11	1,213	(3)
United States 10 Year Note 3rd Week Future, Sep. 2026	Put	109.25	07/17/26	10	1,093	(2)
United States 10 Year Note 3rd Week Future, Sep. 2026	Put	108.75	07/17/26	11	1,196	(1)
United States 10 Year Note Future, Sep. 2026	Call	111.00	07/24/26	39	4,329	(5)
United States 10 Year Note Future, Sep. 2026	Call	110.75	07/24/26	5	554	(1)
United States 10 Year Note Future, Sep. 2026	Put	109.25	07/24/26	5	546	(1)
United States 10 Year Note Future, Sep. 2026	Put	109.50	07/24/26	10	1,095	(3)
United States 10 Year Note Future, Sep. 2026	Put	108.50	07/24/26	20	2,170	(2)
United States 10 Year Note Future, Sep. 2026	Put	108.00	07/24/26	9	972	(1)
						(22)

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]	Value ($)
Foreign Currency Options
USD/KRW Spot Rate	BOA	Put	KRW	1,350.00	07/09/26	672,427	672	—
USD/KRW Spot Rate	BOA	Put	KRW	1,350.00	07/13/26	1,191,572	1,192	—
USD/KRW Spot Rate	HSB	Put	KRW	1,350.00	07/09/26	1,732,500	1,733	—
USD/KRW Spot Rate	HSB	Put	KRW	1,350.00	07/10/26	1,727,000	1,727	—
								—
Interest Rate Swaptions
U.S. SOFR, 07/10/36	GSC	Call		4.00	07/08/26	400,000	400	(1)
U.S. SOFR, 07/28/36	JPM	Call		3.88	07/24/26	500,000	500	(1)
U.S. SOFR, 07/22/28	BOA	Put		4.20	07/20/26	5,300,000	5,300	(2)
U.S. SOFR, 07/10/36	GSC	Put		4.28	07/08/26	400,000	400	—
U.S. SOFR, 07/28/36	JPM	Put		4.14	07/24/26	500,000	500	(1)
U.S. SOFR, 07/06/28	MSC	Put		4.15	07/01/26	1,100,000	1,100	—
								(5)

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	HSB	07/02/26	AUD	5,700	3,946	15
BRL/USD	BNP	07/02/26	BRL	201	39	(1)
BRL/USD	BNP	07/02/26	BRL	11,569	2,241	1
BRL/USD	GSC	07/02/26	BRL	4,005	776	(18)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	GSC	07/02/26	BRL	60,512	11,722	544
BRL/USD	BNP	08/04/26	BRL	1,254	241	1
BRL/USD	JPM	10/02/26	BRL	59,607	11,293	(41)
CAD/USD	ANZ	07/02/26	CAD	205	144	—
CAD/USD	GSC	07/02/26	CAD	13,254	9,345	31
CNY/USD	BOA	07/02/26	CNY	2,420	357	(1)
CNY/USD	DUB	07/02/26	CNY	25,414	3,745	9
DKK/USD	HSB	07/02/26	DKK	1,368	209	1
DKK/USD	JPM	07/02/26	DKK	1,252	191	—
EUR/USD	HSB	07/02/26	EUR	29,526	33,737	201
EUR/USD	MSC	07/02/26	EUR	260	297	(3)
GBP/USD	BNP	07/02/26	GBP	1,300	1,724	3
GBP/USD	SCB	07/02/26	GBP	670	889	(10)
IDR/USD	CIT	07/02/26	IDR	2,235,852	125	—
IDR/USD	GSC	07/02/26	IDR	13,862,759	775	3
IDR/USD	CIT	07/06/26	IDR	6,813,519	381	1
IDR/USD	JPM	07/06/26	IDR	1,180,587	66	—
IDR/USD	SCB	07/06/26	IDR	2,738,281	153	—
IDR/USD	BNP	07/23/26	IDR	7,127,378	398	(2)
IDR/USD	BNP	09/16/26	IDR	16,978,017	943	6
IDR/USD	CIT	09/16/26	IDR	7,640,282	425	(4)
IDR/USD	DUB	09/16/26	IDR	7,121,504	396	4
IDR/USD	GSC	09/16/26	IDR	9,355,629	520	(6)
IDR/USD	GSC	09/16/26	IDR	8,220,612	457	5
IDR/USD	SCB	09/16/26	IDR	5,918,840	329	(3)
IDR/USD	SCB	09/16/26	IDR	9,065,515	504	3
ILS/USD	BNP	07/07/26	ILS	2,697	907	(19)
ILS/USD	CIT	08/12/26	ILS	353	119	—
INR/USD	BNP	07/01/26	INR	8,726	92	2
INR/USD	CIT	07/01/26	INR	52,802	558	13
INR/USD	JPM	07/01/26	INR	16,286	172	—
INR/USD	SCB	07/13/26	INR	26,738	282	3
INR/USD	BNP	07/20/26	INR	11,914	126	2
INR/USD	DUB	07/20/26	INR	13,566	143	2
INR/USD	HSB	07/20/26	INR	31,443	331	6
INR/USD	BNP	07/23/26	INR	116,299	1,226	(4)
INR/USD	BNP	07/27/26	INR	64,578	681	1
INR/USD	BNP	07/29/26	INR	74,899	789	(2)
INR/USD	BNP	07/31/26	INR	32,193	339	(1)
INR/USD	BNP	08/03/26	INR	69,073	728	—
INR/USD	BOA	08/03/26	INR	8,224	87	—
INR/USD	CIT	08/03/26	INR	12,834	135	—
INR/USD	HSB	08/03/26	INR	9,693	102	—
INR/USD	JPM	08/03/26	INR	27,367	288	—
INR/USD	GSC	08/18/26	INR	40,260	424	4
INR/USD	SCB	08/18/26	INR	99,998	1,052	8
INR/USD	BNP	09/16/26	INR	50,283	528	(2)
INR/USD	GSC	09/16/26	INR	53,318	560	2
INR/USD	HSB	09/16/26	INR	94,304	990	10
INR/USD	DUB	09/30/26	INR	7,304	76	—
INR/USD	HSB	09/30/26	INR	76,682	804	(1)
INR/USD	HSB	09/30/26	INR	7,333	77	—
INR/USD	JPM	09/30/26	INR	77,666	814	—
INR/USD	SCB	09/30/26	INR	5,750	60	—
JPY/USD	CIT	07/02/26	JPY	131,400	808	(5)
JPY/USD	HSB	07/02/26	JPY	121,700	748	(15)
JPY/USD	SCB	07/02/26	JPY	581,803	3,578	(21)
KRW/USD	BNP	07/06/26	KRW	227,498	146	(4)
KRW/USD	BNP	07/15/26	KRW	89,267	58	—
KRW/USD	BOA	07/15/26	KRW	2,000,637	1,292	(22)
KRW/USD	CIT	07/15/26	KRW	89,611	58	(1)
KRW/USD	GSC	07/15/26	KRW	173,724	112	—
KRW/USD	JPM	07/15/26	KRW	80,246	52	—
KRW/USD	BNP	07/27/26	KRW	698,779	451	(3)
KRW/USD	BNP	07/29/26	KRW	123,313	80	—
MXN/USD	CIT	09/17/26	MXN	2,639	150	2
MXN/USD	JPM	09/17/26	MXN	114,697	6,517	(71)
MXN/USD	JPM	12/16/26	MXN	50,994	2,875	(14)
NOK/USD	BOA	07/02/26	NOK	396	40	(3)
NOK/USD	DUB	07/02/26	NOK	983	99	(6)
NOK/USD	HSB	07/02/26	NOK	2,337	236	(16)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
NOK/USD	HSB	08/04/26	NOK	899	91	—
NOK/USD	JPM	08/04/26	NOK	2,788	281	—
NZD/USD	ANZ	07/02/26	NZD	3,386	1,923	10
PEN/USD	CIT	07/08/26	PEN	2,991	875	(3)
PEN/USD	CIT	08/03/26	PEN	1,992	582	(2)
PEN/USD	CIT	09/16/26	PEN	19	6	—
PLN/USD	JPM	07/10/26	PLN	12,082	3,212	(103)
PLN/USD	BOA	07/23/26	PLN	181	48	—
PLN/USD	CIT	07/23/26	PLN	180	48	—
PLN/USD	GSC	07/23/26	PLN	3,796	1,009	(9)
PLN/USD	JPM	07/23/26	PLN	166	44	—
SGD/USD	BOA	07/02/26	SGD	5,567	4,303	2
SGD/USD	DUB	07/02/26	SGD	4,308	3,330	—
THB/USD	JPM	07/06/26	THB	8,151	246	2
THB/USD	BNP	09/16/26	THB	1,969	60	—
THB/USD	UBS	09/16/26	THB	22	1	—
TRY/USD	BCL	07/01/26	TRY	15,210	326	2
TRY/USD	BCL	07/06/26	TRY	12,822	274	1
TRY/USD	BCL	07/13/26	TRY	35,593	756	14
TRY/USD	BCL	07/14/26	TRY	40,030	849	11
TRY/USD	BCL	07/20/26	TRY	48,046	1,015	7
TRY/USD	BCL	07/21/26	TRY	24,229	511	9
TRY/USD	BCL	07/27/26	TRY	13,066	274	—
TRY/USD	BCL	07/28/26	TRY	35,960	754	—
TRY/USD	BCL	07/30/26	TRY	13,776	288	—
TRY/USD	BCL	07/31/26	TRY	15,567	326	—
USD/AUD	ANZ	07/02/26	AUD	(1,066)	(738)	24
USD/AUD	HSB	07/02/26	AUD	(19)	(13)	—
USD/AUD	JPM	07/02/26	AUD	(4,615)	(3,195)	95
USD/AUD	HSB	08/04/26	AUD	(4,491)	(3,107)	(11)
USD/BRL	BNP	07/02/26	BRL	(4,074)	(790)	(9)
USD/BRL	BNP	07/02/26	BRL	(456)	(88)	1
USD/BRL	BOA	07/02/26	BRL	(52)	(10)	—
USD/BRL	GSC	07/02/26	BRL	(13)	(2)	—
USD/BRL	HSB	07/02/26	BRL	(14,103)	(2,732)	38
USD/BRL	JPM	07/02/26	BRL	(58,323)	(11,298)	36
USD/BRL	BNP	08/04/26	BRL	(217)	(42)	1
USD/BRL	GSC	08/04/26	BRL	(3,995)	(768)	15
USD/BRL	GSC	09/02/26	BRL	(474)	(91)	2
USD/BRL	BNP	10/02/26	BRL	(4,849)	(919)	11
USD/CAD	BNP	07/02/26	CAD	(13,624)	(9,606)	211
USD/CAD	ANZ	08/04/26	CAD	(204)	(144)	—
USD/CAD	GSC	08/04/26	CAD	(13,235)	(9,346)	(32)
USD/CAD	HSB	08/04/26	CAD	(165)	(117)	—
USD/CHF	BNP	07/02/26	CHF	(314)	(389)	11
USD/CHF	BOA	07/02/26	CHF	(1,050)	(1,300)	2
USD/CHF	HSB	07/02/26	CHF	(478)	(591)	(3)
USD/CHF	HSB	07/02/26	CHF	(2,613)	(3,234)	96
USD/CHF	JPM	07/02/26	CHF	(108)	(133)	4
USD/CHF	SCB	08/04/26	CHF	(4,547)	(5,649)	(12)
USD/CNY	ANZ	07/02/26	CNY	(15,971)	(2,354)	11
USD/CNY	BNP	07/02/26	CNY	(9,502)	(1,400)	4
USD/CNY	JPM	07/02/26	CNY	(2,375)	(350)	—
USD/CNY	DUB	08/04/26	CNY	(25,358)	(3,746)	(10)
USD/CNY	GSC	08/04/26	CNY	(14)	(2)	—
USD/DKK	CIT	07/02/26	DKK	(3,377)	(516)	11
USD/DKK	BNP	08/04/26	DKK	(756)	(116)	—
USD/DKK	HSB	08/04/26	DKK	(1,366)	(209)	(1)
USD/DKK	HSB	08/04/26	DKK	(1,250)	(191)	—
USD/EUR	BNP	07/02/26	EUR	(29,786)	(34,034)	668
USD/EUR	HSB	08/04/26	EUR	(29,526)	(33,785)	(204)
USD/GBP	BNP	07/02/26	GBP	(9,652)	(12,803)	133
USD/GBP	BOA	07/02/26	GBP	(241)	(320)	2
USD/GBP	JPM	08/04/26	GBP	(7,923)	(10,509)	(25)
USD/IDR	BNP	07/02/26	IDR	(15,993,105)	(895)	—
USD/IDR	HSB	07/02/26	IDR	(106,097)	(6)	—
USD/IDR	BNP	07/06/26	IDR	(9,649,443)	(540)	—
USD/IDR	DUB	07/06/26	IDR	(1,079,503)	(60)	—
USD/IDR	BNP	07/27/26	IDR	(16,333,999)	(911)	(4)
USD/IDR	BNP	07/27/26	IDR	(1,369,527)	(76)	—
USD/IDR	BNP	07/29/26	IDR	(3,960,944)	(221)	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/IDR	BNP	08/03/26	IDR	(6,647,561)	(371)	(1)
USD/IDR	BNP	09/16/26	IDR	(1,778,732)	(99)	(2)
USD/IDR	CIT	09/16/26	IDR	(6,852,822)	(381)	(1)
USD/IDR	CIT	09/16/26	IDR	(2,249,189)	(125)	—
USD/IDR	DUB	09/16/26	IDR	(10,526,124)	(585)	(1)
USD/IDR	GSC	09/16/26	IDR	(10,457,955)	(581)	(1)
USD/IDR	GSC	09/16/26	IDR	(3,485,985)	(194)	—
USD/IDR	JPM	09/16/26	IDR	(1,187,148)	(66)	—
USD/IDR	SCB	09/16/26	IDR	(5,488,684)	(305)	(1)
USD/IDR	SCB	09/16/26	IDR	(2,753,770)	(153)	—
USD/ILS	JPM	07/07/26	ILS	(2,643)	(889)	(3)
USD/ILS	BCL	07/21/26	ILS	(951)	(320)	2
USD/ILS	BNP	07/21/26	ILS	(979)	(329)	3
USD/ILS	CIT	07/21/26	ILS	(1,091)	(367)	9
USD/ILS	CIT	08/05/26	ILS	(1,826)	(614)	33
USD/ILS	JPM	08/05/26	ILS	(6,216)	(2,091)	68
USD/ILS	BNP	08/12/26	ILS	(192)	(65)	—
USD/ILS	BOA	08/12/26	ILS	(620)	(209)	—
USD/ILS	CIT	08/12/26	ILS	(810)	(272)	3
USD/ILS	JPM	08/12/26	ILS	(5,350)	(1,800)	7
USD/INR	BNP	07/01/26	INR	(77,797)	(822)	(12)
USD/INR	DUB	07/13/26	INR	(7,255)	(76)	—
USD/INR	HSB	07/13/26	INR	(7,283)	(77)	—
USD/INR	SCB	07/13/26	INR	(5,712)	(60)	—
USD/INR	BOA	09/16/26	INR	(11,833)	(124)	—
USD/INR	CIT	09/16/26	INR	(4,825)	(51)	—
USD/INR	JPM	09/16/26	INR	(77,001)	(808)	(1)
USD/INR	JPM	09/16/26	INR	(16,400)	(172)	—
USD/JPY	BNP	07/02/26	JPY	(232,954)	(1,433)	32
USD/JPY	BOA	07/02/26	JPY	(68,919)	(424)	9
USD/JPY	HSB	07/02/26	JPY	(505,026)	(3,106)	71
USD/JPY	SCB	07/02/26	JPY	(28,652)	(176)	4
USD/JPY	SCB	08/04/26	JPY	(580,282)	(3,579)	21
USD/KRW	GSC	07/06/26	KRW	(173,748)	(112)	—
USD/KRW	JPM	07/06/26	KRW	(53,690)	(35)	—
USD/KRW	BNP	07/15/26	KRW	(177,327)	(114)	2
USD/KRW	BNP	07/23/26	KRW	(214,080)	(138)	2
USD/MXN	BNP	09/17/26	MXN	(475)	(27)	—
USD/MXN	BOA	09/17/26	MXN	(1,129)	(64)	—
USD/MXN	GSC	09/17/26	MXN	(4,406)	(251)	—
USD/MXN	JPM	09/17/26	MXN	(909)	(52)	(1)
USD/MXN	UBS	09/17/26	MXN	(869)	(49)	—
USD/NOK	HSB	07/02/26	NOK	(899)	(91)	—
USD/NOK	JPM	07/02/26	NOK	(2,786)	(282)	—
USD/NZD	ANZ	07/02/26	NZD	(3,003)	(1,706)	68
USD/NZD	BCL	07/02/26	NZD	(4,362)	(2,477)	102
USD/NZD	HSB	07/02/26	NZD	(1,886)	(1,071)	10
USD/NZD	ANZ	08/04/26	NZD	(3,386)	(1,925)	(10)
USD/NZD	BCL	08/04/26	NZD	(5,865)	(3,335)	(14)
USD/PEN	DUB	07/08/26	PEN	(2,991)	(875)	9
USD/PEN	BOA	07/15/26	PEN	(2,436)	(712)	9
USD/PEN	CIT	08/03/26	PEN	(1,991)	(582)	(3)
USD/PEN	CIT	09/16/26	PEN	(2,991)	(872)	3
USD/PEN	CIT	10/01/26	PEN	(1,997)	(582)	2
USD/PEN	CIT	10/23/26	PEN	(8,881)	(2,586)	(22)
USD/PEN	CIT	12/16/26	PEN	(6,775)	(1,970)	(32)
USD/PLN	BNP	07/23/26	PLN	(9)	(2)	—
USD/PLN	CIT	07/23/26	PLN	(313)	(83)	1
USD/PLN	DUB	07/23/26	PLN	(144)	(38)	1
USD/PLN	UBS	07/23/26	PLN	(144)	(38)	1
USD/SGD	ANZ	07/02/26	SGD	(743)	(574)	9
USD/SGD	BNP	07/02/26	SGD	(2,930)	(2,265)	2
USD/SGD	BOA	07/02/26	SGD	(7,788)	(6,020)	79
USD/SGD	DUB	07/02/26	SGD	(893)	(689)	10
USD/SGD	ANZ	08/04/26	SGD	(2,473)	(1,916)	(2)
USD/SGD	BOA	08/04/26	SGD	(5,554)	(4,304)	(2)
USD/SGD	DUB	08/04/26	SGD	(4,298)	(3,330)	—
USD/THB	BNP	07/06/26	THB	(8,151)	(245)	5
USD/THB	BNP	07/30/26	THB	(4,002)	(121)	(1)
USD/THB	BNP	09/16/26	THB	(9,755)	(296)	5
USD/THB	CIT	09/16/26	THB	(8,555)	(259)	(2)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/THB	CIT	09/16/26	THB	(5,212)	(158)	—
USD/THB	GSC	09/16/26	THB	(31,728)	(961)	21
USD/THB	HSB	09/16/26	THB	(9,154)	(277)	(3)
USD/THB	HSB	09/16/26	THB	(11)	—	—
USD/THB	JPM	09/16/26	THB	(7,706)	(233)	(2)
USD/THB	JPM	09/16/26	THB	(44,143)	(1,337)	16
USD/THB	SCB	09/16/26	THB	(14,298)	(433)	8
USD/THB	UBS	09/16/26	THB	(1,267)	(38)	—
USD/TRY	BCL	07/20/26	TRY	(3,138)	(66)	(1)
USD/TRY	BCL	07/20/26	TRY	(105)	(2)	—
USD/TRY	BCL	07/21/26	TRY	(40)	(1)	—
USD/TWD	JPM	09/16/26	TWD	(4,018)	(127)	—
USD/ZAR	BCL	07/21/26	ZAR	(27,099)	(1,652)	(4)
USD/ZAR	BCL	07/21/26	ZAR	(40,925)	(2,495)	25
USD/ZAR	BNP	07/21/26	ZAR	(8,286)	(505)	—
USD/ZAR	DUB	07/21/26	ZAR	(19,030)	(1,160)	16
					(90,013)	2,135

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
ITRAXX.EUR.XO.44 (Q)	BOA	0.50	5.00	12/20/30	(1,932)	361	385	(24)
ITRAXX.EUR.XO.44 (Q)	BPC	0.50	5.00	12/20/30	(1,364)	256	259	(3)
ITRAXX.EUR.XO.44 (Q)	CIT	0.50	5.00	12/20/30	(227)	42	45	(3)
ITRAXX.EUR.XO.44 (Q)	GSC	0.50	5.00	12/20/30	(568)	106	102	4
ITRAXX.EUR.XO.44 (Q)	JPM	0.50	5.00	12/20/30	(1,932)	362	372	(10)
Pemex Project Funding Master Trust (M)‡	DUB	3.44	4.75	07/06/26	(76)	—	—	—
					(6,099)	1,127	1,163	(36)

‡Credit Default Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Financial Statements.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	603,872	—	603,872
Government And Agency Obligations	—	171,362	—	171,362
Non-U.S. Government Agency Asset-Backed Securities	—	32,021	—	32,021
Senior Floating Rate Instruments	—	4,699	1,602	6,301
Preferred Stocks	872	—	—	872
Common Stocks	5	23	123	151
Short Term Investments	11,531	—	—	11,531
	12,408	811,977	1,725	826,110
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3,630	—	—	3,630
Centrally Cleared Interest Rate Swap Agreements	—	3,718	—	3,718
Centrally Cleared Credit Default Swap Agreements	—	824	—	824
Open Forward Foreign Currency Contracts	—	2,985	—	2,985
OTC Credit Default Swap Agreements	—	4	—	4
	3,630	7,531	—	11,161
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(125)	—	—	(125)
Centrally Cleared Interest Rate Swap Agreements	—	(1,247)	—	(1,247)
Centrally Cleared Credit Default Swap Agreements	—	(129)	—	(129)
Exchange Traded Written Options	(22)	—	—	(22)
OTC Written Options	—	(5)	—	(5)
Open Forward Foreign Currency Contracts	—	(850)	—	(850)
OTC Credit Default Swap Agreements	—	(40)	—	(40)
	(147)	(2,271)	—	(2,418)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 142.1%
U.S. Treasury Inflation Indexed Securities 113.4%
Treasury, United States Department of
0.38%, 01/15/27 - 07/15/27 (a) (b)	117,017	115,161
2.38%, 01/15/27 (a)	429	428
0.13%, 04/15/27 - 02/15/52 (a) (c)	17,423	14,322
1.63%, 10/15/27 - 10/15/29 (a) (b)	95,692	95,114
0.50%, 01/15/28 (a)	54,546	53,153
1.75%, 01/15/28 - 01/15/34 (a) (b)	62,414	61,273
1.25%, 04/15/28 (a) (b) (c)	19,429	19,117
3.63%, 04/15/28 (a) (b)	38,530	39,500
0.75%, 07/15/28 (a) (b)	26,958	26,361
2.38%, 10/15/28 (a) (b) (c)	40,664	41,104
0.88%, 01/15/29 (a) (b)	14,251	13,864
2.50%, 01/15/29 (a) (b)	18,143	18,371
2.13%, 04/15/29 - 02/15/54 (a)	55,193	52,729
3.88%, 04/15/29 (a) (b)	14,895	15,641
0.25%, 07/15/29 (a) (b)	24,407	23,281
0.13%, 01/15/30 - 02/15/51 (a)	112,993	98,824
1.63%, 04/15/30 (a)	42,997	42,479
1.13%, 10/15/30 (a)	17,914	17,398
0.13%, 01/15/31 (a) (b)	21,044	19,440
0.63%, 07/15/32 - 02/15/43 (a)	96,714	88,545
1.13%, 01/15/33 (a) (b)	43,154	40,841
1.38%, 07/15/33 (a)	52,413	50,317
1.88%, 07/15/34 - 07/15/35 (a) (b)	79,220	77,881
2.13%, 01/15/35 (a) (b)	36,511	36,471
1.88%, 01/15/36 (a) (b) (c)	11,991	11,660
0.75%, 02/15/42 - 02/15/45 (a)	55,851	41,227
1.38%, 02/15/44 (a) (b)	22,648	18,519
1.00%, 02/15/46 (a) (b)	20,731	15,244
0.88%, 02/15/47 (a)	22,269	15,691
1.00%, 02/15/48 - 02/15/49 (a)	15,864	11,249
0.25%, 02/15/50 (a)	11,269	6,355
1.50%, 02/15/53 (a)	6,498	4,943
2.38%, 02/15/55 (a) (b)	14,142	13,040
		1,199,543
Mortgage-Backed Securities 15.3%
Federal Home Loan Mortgage Corporation
5.96%, (FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.82%), 07/01/36 (d)	31	32
6.19%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.45%), 09/01/36 (d)	11	12
6.18%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.60%), 10/01/36 (d)	13	13
Federal National Mortgage Association, Inc.
5.93%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.27%), 11/01/35 (d)	10	10
6.00%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%), 03/01/36 (d)	22	22
4.50%, 09/01/52 - 11/01/52	798	770
5.00%, 06/01/53	306	303
6.50%, 12/01/53	418	433
TBA, 4.00%, 07/15/56 - 08/15/56 (b)	18,600	17,370
TBA, 5.00%, 07/15/56 - 08/15/56 (b)	6,300	6,189
TBA, 4.50%, 08/15/56 (b)	44,800	42,901
TBA, 5.50%, 08/15/56 (b)	30,100	30,158
TBA, 6.00%, 09/15/56 (b)	19,900	20,230
Government National Mortgage Association
3.50%, 12/20/54 - 03/20/56	37,069	33,288
TBA, 3.50%, 07/15/56 (b)	7,000	6,283
Government National Mortgage Association II
3.50%, 05/20/52 - 08/20/54	4,647	4,225
		162,239
Treasury Inflation Indexed Securities 6.4%
Cabinet Office
0.10%, 03/10/28 - 03/10/29, JPY (a)	3,556,313	21,906
0.01%, 03/10/34 - 03/10/35, JPY (a)	865,312	5,037
Gouvernement De France
0.10%, 07/25/38, EUR (a)	123	116
Government of Canada
4.25%, 12/01/26, CAD (a)	7,273	5,214
Republique Francaise Presidence
0.10%, 07/25/31, EUR (a)	2,515	2,742
0.10%, 07/25/36, EUR (a) (e)	5,312	5,225
Segretariato Generale Della Presidenza Della Repubblica
0.40%, 05/15/30, EUR (a) (e)	2,167	2,414
0.10%, 05/15/33, EUR (a)	14,449	15,139
1.80%, 05/15/36, EUR (a) (f)	8,738	10,023
		67,816
Collateralized Mortgage Obligations 3.8%
Federal Home Loan Mortgage Corporation
Series F1-278, 4.16%, (SOFR 30-Day Average + 0.56%), 09/15/42 (d)	792	783
Series WF-4779, REMIC, 4.11%, (SOFR 30-Day Average + 0.46%), 07/15/44 (d)	419	414
Series T-1A1-62, REMIC, 4.13%, (12 Month Treasury Average + 1.20%), 10/25/44 (d)	68	61
Series T-1A1-63, REMIC, 4.13%, (12 Month Treasury Average + 1.20%), 02/25/45 (d)	52	50
Series MF-5513, REMIC, 4.57%, (SOFR 30-Day Average + 0.94%), 11/25/54 (d)	2,123	2,136
Series FG-5511, REMIC, 4.78%, (SOFR 30-Day Average + 1.15%), 03/25/55 (d)	772	777
Series BF-5512, REMIC, 5.03%, (SOFR 30-Day Average + 1.40%), 03/25/55 (d)	1,859	1,879
Series 2055-FA-65, REMIC, 4.78%, (SOFR 30-Day Average + 1.15%), 08/25/55 (d)	966	976
Series PF-4851, REMIC, 4.11%, (SOFR 30-Day Average + 0.51%), 08/15/57 (d)	3,837	3,780
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 3.80%, (SOFR 30-Day Average + 0.17%), 07/25/37 (d)	15	15
Series 2024-CF-46, REMIC, 4.78%, (SOFR 30-Day Average + 1.15%), 07/25/54 (d)	1,958	1,976
Freddie Mac Structured Pass-Through Certificates Series K-560, Class AS
Series FA-5672, REMIC, 4.58%, (SOFR 30-Day Average + 0.95%), 06/25/56 (d)	5,844	5,867
Government National Mortgage Association
Series 2017-FB-H10, REMIC, 4.90%, (12 Month Term SOFR + 1.47%), 04/20/67 (d)	410	414
Series 2018-FG-H15, REMIC, 4.93%, (12 Month Term SOFR + 0.87%), 08/20/68 (d)	1,358	1,365
Series 2022-F-H22, REMIC, 4.51%, (SOFR 30-Day Average + 0.90%), 10/20/72 (d)	2,212	2,232
Government National Mortgage Association Guaranteed Remic Pass-Through Securities, The
Series 2025-FJ-47, REMIC, 4.66%, (SOFR 30-Day Average + 1.03%), 06/25/55 (d)	4,636	4,686
Series 2033-F-53, REMIC, 4.83%, (SOFR 30-Day Average + 1.20%), 07/25/55 (d)	1,529	1,546
Series 2025-FK-66, REMIC, 4.81%, (SOFR 30-Day Average + 1.18%), 08/25/55 (d)	685	691
Series 2025-F-H22, REMIC, 4.41%, (SOFR 30-Day Average + 0.78%), 10/20/75 (d) (g)	10,388	10,203
		39,851
Sovereign 3.1%
Cabinet Office
3.40%, 12/20/55, JPY	890,000	4,991
Gobierno de la Republica de Costa Rica
7.00%, 04/27/33, EUR (f)	100	121
Gobierno Federal de los Estados Unidos Mexicanos
5.85%, 07/02/32	300	303
6.63%, 01/29/38	300	307
Government of Abu Dhabi
4.88%, 04/30/29 (f)	500	503
4.63%, 04/20/33 (f)	1,600	1,585
5.00%, 04/30/34 (f)	500	506
HM Treasury
4.00%, 10/22/31, GBP	17,200	22,454
Kuwait Stock Exchange
4.80%, 04/20/33 (f)	1,600	1,590
Presidencia da Republica
4.00%, 04/23/30, EUR	600	686
		33,046

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
U.S. Treasury Note 0.1%
Treasury, United States Department of
4.25%, 08/15/35	129	127
4.13%, 02/15/36	410	400
		527
U.S. Treasury Bond 0.0%
Treasury, United States Department of
4.88%, 08/15/45	91	90
Asset-Backed Securities 0.0%
U.S. Small Business Administration
5.29%, 12/01/27	18	18
Total Government And Agency Obligations (cost $1,528,001)		1,503,130
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.4%
ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASAP1
Series 2007-A2B-ASP1, REMIC, 0.01%, (1 Month Term SOFR + 0.51%), 03/25/37 (d) (g) (h)	310	115
Alternative Loan Trust 2005-43
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	58	29
Alternative Loan Trust 2006-HY11
Series 2006-A1-HY11, REMIC, 4.00%, (1 Month Term SOFR + 0.35%), 06/25/36 (d) (h)	199	186
Alternative Loan Trust 2007-1T1
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	2,159	658
Alternative Loan Trust 2007-4CB
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	180	150
Anchorage Capital CLO 20, Ltd.
Series 2021-A1R-20A, 4.78%, (3 Month Term SOFR + 1.10%), 01/22/35 (d)	900	899
Arbor Realty Commercial Real Estate Notes 2022-Fl1, Ltd.
Series 2022-A-FL1, 5.04%, (SOFR 30-Day Average + 1.45%), 01/15/37 (d)	317	317
Arbour CLO VI Designated Activity Company
Series AR-6A, 3.43%, 11/15/37, EUR (d) (f)	1,000	1,144
Atlas Senior Loan Fund XV Ltd
Series 2019-A1R-15A, 4.89%, (3 Month Term SOFR + 1.22%), 10/23/32 (d)	192	192
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 4.78%, 06/25/35 (d)	8	7
Bavarian Sky Korea 7th Asset Securitization Specialty Company
Series 2023-AR-3A, 3.25%, (3 Month EURIBOR + 0.97%), 05/15/33, EUR (d) (f)	194	222
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.44%, 03/26/37 (d)	63	61
BCRED PC STATIC 2026-2 LLC
Series 2026-A1-2A, REMIC, 5.00%, (3 Month Term SOFR + 1.34%), 04/27/36 (d)	2,200	2,200
Bear Stearns ALT-A Trust 2006-3
Series 2005-24A1-10, REMIC, 4.70%, 01/25/36 (d)	50	47
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates Series 2006-4
Series 2006-21A1-4, REMIC, 4.49%, 08/25/36 (d)	76	43
Bear Stearns ARM Trust 2004-1
Series 2003-3A2-3, REMIC, 6.00%, 05/25/33 (d)	4	3
Series 2003-2A1-9, REMIC, 5.50%, 02/25/34 (d)	26	24
Series 2004-22A1-9, REMIC, 5.60%, 11/25/34 (d)	19	18
Series 2004-22A1-10, REMIC, 5.12%, 01/25/35 (d)	23	20
Bear Stearns ARM Trust 2005-6
Series 2005-2A1-1, REMIC, 4.59%, 03/25/35 (d)	46	43
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-2A1-R6, REMIC, 4.41%, 12/26/46 (d)	148	114
Black Diamond CLO 2019-1 Designated Activity Company
Series 2019-A1R-1A, 2.96%, (3 Month EURIBOR + 0.98%), 05/15/32, EUR (d) (f)	31	35
Bluemountain CLO XXIII LLC
Series 2018-A1-22A, 5.01%, (3 Month Term SOFR + 1.34%), 07/15/31 (d)	112	112
Bosphorus CLO VI Designated Activity Company
Series A-6A, 3.04%, (3 Month EURIBOR + 0.85%), 05/25/34, EUR (d) (f)	3,362	3,836
Capital Four CLO X Designated Activity Company
Series A-10A, 3.41%, (3 Month EURIBOR + 1.25%), 10/25/38, EUR (d) (f)	2,400	2,742
C-Bass Mortgage Loan Asset Backed Certificates Series 2002-CB2
Series 2005-M4-CB3, REMIC, 3.50%, (1 Month Term SOFR + 1.16%), 08/25/34 (d) (g) (h)	143	138
Chase Mortgage Finance Trust Series 2007-A1
Series 2007-5A1-A1, REMIC, 5.63%, 02/25/37 (d)	6	6
CHL Mortgage Pass-Through Trust 2007-1
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	695	295
CIT Mortgage Loan Trust 2007-1
Series 2007-1M1-1, REMIC, 5.26%, (1 Month Term SOFR + 1.61%), 10/26/37 (d)	1,076	1,070
Citigroup Mortgage Loan Trust 2006-AMC1
Series 2006-A1-AMC1, REMIC, 0.00%, (1 Month Term SOFR + 0.40%), 09/25/36 (d) (g) (h)	916	897
Citigroup Mortgage Loan Trust 2007-10
Series 2007-22AA-10, REMIC, 4.43%, 09/25/37 (d)	189	179
Citigroup Mortgage Loan Trust 2007-AMC2
Series 2007-A3A-AMC2, REMIC, 1.44%, (1 Month Term SOFR + 0.19%), 01/25/37 (d) (g) (h)	39	28
Citigroup Mortgage Loan Trust 2007-AMC3
Series 2007-A2B-AMC3, REMIC, 4.10%, (1 Month Term SOFR + 0.29%), 03/25/37 (d) (g) (h)	852	742
Citigroup Mortgage Loan Trust 2007-AMC4
Series 2007-M1-AMC4, REMIC, 4.10%, (1 Month Term SOFR + 0.38%), 05/25/37 (d) (h)	1,200	1,117
Citigroup Mortgage Loan Trust 2007-AR4
Series 2007-1A1A-AR4, REMIC, 4.40%, 03/25/37 (d)	695	613
Citigroup Mortgage Loan Trust Inc.
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	4	4
Series 2005-2A2B-3, REMIC, 5.30%, 08/25/35 (d)	15	16
Series 2005-A1-6, REMIC, 5.78%, (1 Year Treasury + 2.10%), 09/25/35 (d)	2	2
Series 2005-A2-6, REMIC, 5.83%, (1 Year Treasury + 2.15%), 09/25/35 (d)	1	1
Series 2005-M3-HE4, REMIC, 0.00%, (1 Month Term SOFR + 0.80%), 10/25/35 (d) (g) (h)	3,422	3,183
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 2.72%, (1 Month Term SOFR + 0.17%), 07/25/45 (d) (g) (h)	79	57
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A1-CB6, REMIC, 1.32%, (1 Month Term SOFR + 0.23%), 07/25/37 (d) (g) (h)	60	40
Series 2007-A3-CB6, REMIC, 1.32%, (1 Month Term SOFR + 0.33%), 07/25/37 (d) (g) (h)	1,747	1,159
Cross Ocean Bosphorus CLO IX Designated Activity Company
Series AR-9A, 3.61%, (3 Month EURIBOR + 1.38%), 04/15/38, EUR (d) (f)	3,800	4,353
Crown City CLO III
Series 2021-A1AR-1AR, 0.00%, (3 Month Term SOFR + 1.06%), 07/20/34 (d)	2,400	2,400
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
CSMC Mortgage-Backed Trust 2007-1
Series 2007-1A6A-1, REMIC, 1.20%, 02/25/37 (d) (g) (h)	563	117
CSMC Series 2015-12R
Series 2015-2A2-12R, REMIC, 3.18%, 12/03/37 (d)	1,521	1,392
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 4.29%, (1 Month Term SOFR + 0.85%), 06/25/37 (d) (g) (h)	47	46
CWABS Asset-Backed Certificates Trust 2007-8
Series 2007-1A1-8, REMIC, 3.80%, (1 Month Term SOFR + 0.30%), 02/25/36 (d) (g) (h)	2,637	2,491
Dryden 44 Euro CLO 2015 B.V.
Series 2015-A1RR-44A, 3.08%, (3 Month EURIBOR + 0.88%), 04/17/34, EUR (d) (f)	428	489
Dryden 52 Euro CLO 2017 B.V. In Liquidatie
Series 2017-AR-52A, 3.14%, (3 Month EURIBOR + 0.86%), 05/15/34, EUR (d) (f)	111	127
Dryden 64 CLO, Ltd.
Series 2018-A-64A, 4.91%, (3 Month Term SOFR + 1.23%), 04/18/31 (d)	112	112
Elevation CLO 2022-16 Ltd
Series 2022-A1AR-16A, 4.80%, (3 Month Term SOFR + 1.13%), 07/25/34 (d)	600	600
Eurosail-UK 2007-3BL PLC
Series 2007-A3A-3X, 4.80%, (SONIA + 1.07%), 06/13/45, GBP (d) (e)	100	133
Series 2007-A3C-3A, 4.80%, (SONIA + 1.07%), 06/13/45, GBP (d) (f)	35	46
First Franklin Mortgage Loan Trust 2006-FF10
Series 2006-A5-FF10, REMIC, 3.07%, (1 Month Term SOFR + 0.42%), 07/25/36 (d) (g) (h)	923	895
First Franklin Mortgage Loan Trust 2006-FF17
Series 2006-A2-FF17, REMIC, 3.91%, (1 Month Term SOFR + 0.23%), 12/25/36 (d) (g) (h)	4,193	3,760
First NLC Trust
Series 2007-A1-1, REMIC, 3.83%, (1 Month Term SOFR + 0.18%), 08/25/37 (d)	175	82
Gallatin CLO VIII 2017-1 Ltd
Series 2017-A1R-1A, 5.02%, (3 Month Term SOFR + 1.35%), 07/15/31 (d)	241	241
GCBSL 2020-50A A1R2 TSFR3
Series 2020-A-50, 4.79%, (3 Month Term SOFR + 1.11%), 04/20/35 (d)	3,600	3,596
Greenpoint M F T S 2006-AR4
Series 2006-A-A6, REMIC, 3.82%, (1 Month Term SOFR + 0.47%), 09/25/46 (d) (g) (h)	178	166
Grifonas Finance No.1 PLC
Series A-1, 2.42%, (6 Month EURIBOR + 0.28%), 08/28/39, EUR (d) (e) (h)	179	202
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 1.72%, 03/25/46 (d) (g) (h)	196	101
GSR Mortgage Loan Trust 2005-AR1
Series 2005-1A1-AR1, REMIC, 6.45%, 01/25/35 (d)	12	12
HarborView Mortgage Loan Trust
Series 2004-2A-1, REMIC, 6.06%, 04/19/34 (d)	28	28
HarborView Mortgage Loan Trust 2007-5
Series 2007-A1A-5, REMIC, 2.74%, (1 Month Term SOFR + 0.49%), 09/19/37 (d) (g) (h)	12	10
Home Equity Asset Trust
Series 2005-M2-8, REMIC, 3.87%, (1 Month Term SOFR + 0.56%), 02/25/36 (d) (g) (h)	549	534
INCREF 2026-Fl3 LLC
Series 2026-A-FL3, 5.05%, (1 Month Term SOFR + 1.40%), 01/20/44 (d) (h)	2,100	2,101
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	5	5
Series 2005-2A1-AR1, REMIC, 4.75%, 11/25/35 (d)	9	10
Series 2005-A1-16IP, REMIC, 5.13%, (1 Month Term SOFR + 0.75%), 07/25/45 (d) (g) (h)	52	38
J.P. Morgan Mortgage Acquisition Trust 2006-Ch2
Series 2006-AV5-CH2, REMIC, 3.79%, (1 Month Term SOFR + 0.53%), 10/25/36 (d) (h)	3	3
J.P. Morgan Mortgage Trust 2005-A1
Series 2005-7A1-A6, REMIC, 5.07%, 08/25/35 (d)	34	33
Series 2005-2A1-A6, REMIC, 5.91%, 08/25/35 (d)	21	21
Series 2005-4A1-A6, REMIC, 5.17%, 09/25/35 (d)	4	3
J.P. Morgan Mortgage Trust 2007-A1
Series 2007-1A1-A1, REMIC, 6.01%, 07/25/35 (d)	4	4
J.P. Morgan Mortgage Trust, Series 2008-R2
Series 2008-1A1-R2, REMIC, 3.89%, 07/27/37 (d)	110	102
LCM 36 Ltd
Series A1R-36A, 4.74%, (3 Month Term SOFR + 1.07%), 01/15/34 (d)	2,000	2,000
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 4.04%, (1 Month Term SOFR + 0.61%), 08/25/47 (d) (g) (h)	261	245
Long Beach Mortgage Loan Trust 2006-7
Series 2006-2A2-7, REMIC, 1.42%, (1 Month Term SOFR + 0.35%), 08/25/36 (d) (g) (h)	357	136
MASTR Adjustable Rate Mortgages Trust 2004-10
Series 2003-2A1-6, REMIC, 4.67%, 12/25/33 (d)	27	26
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M1-FRE1, REMIC, 2.86%, (1 Month Term SOFR + 0.86%), 10/25/35 (d) (g) (h)	38	37
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 5.65%, 02/25/34 (d)	26	25
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C
Series 2003-1A1-A2, REMIC, 5.83%, 02/25/33 (d)	9	8
MF1 2022-FL9 LLC
Series 2022-A-FL9, 5.79%, (1 Month Term SOFR + 2.15%), 06/22/37 (d)	833	834
Mill City Mortgage Loan Trust 2019-GS2
Series 2019-A1-GS2, REMIC, 2.75%, 08/25/59 (d)	108	105
Morgan Stanley ABS Capital I Inc. Trust 2006-HE8
Series 2006-A2D-HE8, REMIC, 1.53%, (1 Month Term SOFR + 0.33%), 10/25/36 (d) (g) (h)	1,109	463
Morgan Stanley ABS Capital I Inc. Trust 2007-HE6
Series 2007-A1-HE6, REMIC, 2.69%, (1 Month Term SOFR + 0.17%), 05/25/37 (d) (g) (h)	29	26
Morgan Stanley ABS Capital Trust I Inc.
Series 2004-M3-NC7, REMIC, 3.89%, (1 Month Term SOFR + 1.09%), 07/25/34 (d) (g) (h)	194	213
Series 2005-M2-HE2, REMIC, 3.48%, (1 Month Term SOFR + 0.77%), 01/25/35 (d) (g) (h)	569	553
Series 2005-M3-HE5, REMIC, 3.25%, (1 Month Term SOFR + 0.79%), 09/25/35 (d) (g) (h)	870	830
Mortgageit Trust 2004-2
Series 2004-M2-2, REMIC, 4.70%, (1 Month Term SOFR + 1.12%), 12/25/34 (d) (g) (h)	82	81
Mountain View CLO 2016-1 LLC
Series 2016-AR3-1A, 4.55%, (3 Month Term SOFR + 0.88%), 04/14/33 (d)	2,011	2,011
Nelnet Student Loan Trust 2026-A
Series 2026-A1B-A, REMIC, 4.91%, (SOFR 30-Day Average + 1.30%), 02/21/61 (d)	2,528	2,527
New Century Home Equity Loan Trust
Series 2004-M1-4, REMIC, 4.53%, (1 Month Term SOFR + 0.88%), 02/25/35 (d)	169	167
New Residential Mortgage Loan Trust 2019-RPL3
Series 2019-A1-RPL3, REMIC, 2.75%, 07/25/59 (d)	780	753
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2005-FM1
Series 2005-M3-FM1, REMIC, 4.46%, (1 Month Term SOFR + 0.88%), 05/25/35 (d) (g) (h)	1,232	1,209

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Octagon Investment Partners 40 Ltd.
Series 2019-A1RR-1A, 4.72%, (3 Month Term SOFR + 1.04%), 01/20/35 (d)	700	700
OZLM XXIV, Ltd.
Series 2019-A1AR-24A, 5.10%, (3 Month Term SOFR + 1.42%), 07/20/32 (d)	50	50
Palmer Square European Loan Funding 2024-1 Designated Activity Company
Series 2024-AR-1A, 3.25%, (3 Month EURIBOR + 0.97%), 08/15/33, EUR (d) (f)	605	692
Palmer Square European Loan Funding 2024-2 Designated Activity Company
Series 2024-A-2A, 3.27%, (3 Month EURIBOR + 0.99%), 05/15/34, EUR (d) (f)	912	1,043
PMT Loan Trust 2026-J3
Series 2026-A24-J3, REMIC, 5.39%, (SOFR 30-Day Average + 1.80%), 06/25/57 (d)	1,998	1,994
Project Cashmere
Series A1, 4.54%, 12/30/57, AUD (i)	17,200	11,869
RALI Series 2007-QH8 Trust
Series 2007-A-QH8, REMIC, 4.64%, 10/25/37 (d)	387	325
RASC Series 2006-EMX1 Trust
Series 2006-A4-EMX4, REMIC, 4.16%, (1 Month Term SOFR + 0.57%), 06/25/36 (d) (g) (h)	1,524	1,498
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 4.57%, (1 Month Term SOFR + 0.98%), 02/25/34 (d) (h)	63	66
Residential Asset Securities Corporation
Series 2006-M1-KS3, REMIC, 4.19%, (1 Month Term SOFR + 0.61%), 04/25/36 (d) (g) (h)	9	9
Residential Asset Securitization Trust 2006-A10
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	180	49
RMRK 2021-5A AR 144A TSFR3M+119BP
Series 2021-AR-5A, 4.86%, 01/15/35 (d)	4,100	4,098
Romark Credit Funding Ltd
Series 2025-A-4A, 5.42%, 07/22/43	1,000	1,004
Saxon Asset Securities Trust 2004-3
Series 2005-M3-4, REMIC, 3.15%, (1 Month Term SOFR + 0.59%), 11/25/37 (d) (g) (h)	2,000	1,734
Saxon Asset Securities Trust 2007-3
Series 2007-1A-3, REMIC, 3.40%, (1 Month Term SOFR + 0.42%), 09/25/47 (d) (g) (h)	190	183
Securitized Asset Backed Receivables LLC Trust 2006-HE1
Series 2006-A2C-HE1, REMIC, 0.90%, (1 Month Term SOFR + 0.43%), 07/25/36 (d) (g) (h)	2,413	770
Securitized Asset Backed Receivables LLC Trust 2006-HE2
Series 2006-A2C-HE2, REMIC, 1.01%, (1 Month Term SOFR + 0.41%), 07/25/36 (d) (g) (h)	339	121
Shackleton 2019-XIV CLO Ltd
Series 2019-A1RR-14A, 4.88%, (3 Month Term SOFR + 1.20%), 07/20/34 (d)	1,000	1,001
SLM Student Loan Trust 2004-1
Series 2004-A6B-3A, 4.48%, (SOFR 90-Day Average + 0.81%), 10/25/64 (d)	1,024	1,009
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 5.09%, (3 Month Term SOFR + 1.41%), 04/18/31 (d) (f)	56	56
Sound Point CLO IX Ltd
Series 2015-ARRR-2A, 5.15%, (3 Month Term SOFR + 1.47%), 07/20/32 (d)	499	499
Sound Point CLO XXVIII, Ltd
Series 2020-A1R-3A, 4.95%, (3 Month Term SOFR + 1.28%), 01/26/32 (d)	513	513
Soundview Home Loan Trust 2007-OPT1
Series 2007-1A1-OPT1, REMIC, 2.55%, (1 Month Term SOFR + 0.31%), 06/25/37 (d) (g) (h)	1,190	821
St. Paul's CLO II Designated Activity Company
Series AR4-2A, 3.14%, 10/25/35, EUR (d) (f)	600	684
St. Paul's CLO X Designated Activity Company
Series AR-10A, 2.99%, (3 Month EURIBOR + 0.80%), 04/22/35, EUR (d) (f)	519	592
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 4.39%, (1 Month Term SOFR + 0.77%), 10/19/34 (d) (g) (h)	3	3
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 5.86%, 02/25/34 (d)	37	36
SYMP 2021-29A AR TSFR3M+1
Series 2021-AR-29A, 4.82%, (3 Month Term SOFR + 1.15%), 10/15/35 (d)	1,200	1,200
TBW Mortgage-Backed Trust Series 2006-4
Series 2006-A6-4, REMIC, 0.60%, 09/25/36 (d) (g) (h)	473	12
TCW CLO 2019-1 AMR Ltd
Series 2019-ASNR-1A, 5.13%, (3 Month Term SOFR + 1.30%), 08/16/34 (d)	600	601
Thornburg Mortgage Securities Trust
Series 2006-A2B-4, REMIC, 3.88%, (1 Month Term SOFR + 0.23%), 07/25/36 (d)	1,411	1,148
Series 2005-A3-1, REMIC, 5.18%, 04/25/45 (d)	29	28
Toro European CLO 7 Designated Activity Company
Series ARE-7A, 3.09%, (3 Month EURIBOR + 0.81%), 02/15/34, EUR (d) (f)	1,309	1,495
Towd Point Mortgage Trust 2019-HY3
Series 2019-A1A-HY3, REMIC, 4.70%, (1 Month Term SOFR + 1.11%), 07/25/27 (d) (g)	200	200
Trinitas CLO XIX Ltd
Series 2022-A1R-19A, 4.79%, (3 Month Term SOFR + 1.11%), 10/20/33 (d)	1,043	1,042
Voya Euro CLO IV Designated Activity Company
Series AR-4A, 3.17%, (3 Month EURIBOR + 0.97%), 10/15/34, EUR (d) (f)	1,600	1,828
WaMu Mortgage Pass-Through Certificates Series 2007-OA4 Trust
Series 2007-1A-OA4, REMIC, 3.25%, (12 Month Treasury Average + 0.77%), 05/25/47 (d) (g)	117	101
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR17 Trust
Series 2003-A7-AR5, REMIC, 0.00%, 06/25/33 (d) (g)	23	22
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2003-2A-AR9, REMIC, 5.62%, 09/25/33 (d)	13	12
Series 2005-2A1-AR14, REMIC, 4.68%, 12/25/35 (d)	19	18
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9 Trust
Series 2006-1A-AR9, REMIC, 3.60%, (12 Month Treasury Average + 1.00%), 08/25/46 (d) (g)	589	558
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 5.37%, 03/25/33 (d)	12	12
Total Non-U.S. Government Agency Asset-Backed Securities (cost $102,369)		98,962
CORPORATE BONDS AND NOTES 1.3%
Financials 0.5%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (f)	40	39
Bank of America Corporation
5.88%, (100, 03/15/28) (j)	1,160	1,170
Blue Owl Capital Corporation
6.45%, 09/15/28	350	355
Credicorp Capital Sociedad Titularizada S.A.
9.70%, 03/05/45, PEN (f)	700	216
Credit Suisse Group AG
7.00%, 09/30/27, GBP (e)	100	133
Emirates NBD Bank PJSC
5.13%, 06/29/31 (f)	1,300	1,298
First Abu Dhabi Bank PJSC
4.78%, (SOFR + 1.15%), 06/03/31 (d) (f)	1,200	1,199
QNB Finance Ltd
4.67%, (SOFR + 1.05%), 04/27/29 (d) (f)	900	900
		5,310

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Communication Services 0.4%
Beignet Investments, LLC
6.58%, 05/30/49 (f)	4,000	4,085
Information Technology 0.4%
RD Michigan Property Owner I LLC
7.50%, 03/30/45 (f)	3,900	3,899
Consumer Discretionary 0.0%
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (f)	300	295
Total Corporate Bonds And Notes (cost $13,234)		13,589
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Company - Series A, 7.50% (j) (k)	1	579
Total Preferred Stocks (cost $500)		579
Total Investments 152.8% (cost $1,644,104)		1,616,260
Total Forward Sales Commitments (5.3)% (proceeds $56,256)		(56,170)
Other Derivative Instruments 0.4%		4,210
Other Assets and Liabilities, Net (47.9)%		(506,438)
Total Net Assets 100.0%		1,057,862

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2026, the total payable for investments purchased on a delayed delivery basis was $1,007,580.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $45,643 and 4.3% of the Fund.

(g) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(j) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(k) Convertible security.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (5.3%)
GOVERNMENT AND AGENCY OBLIGATIONS (5.3%)
Treasury Inflation Indexed Securities (5.3%)
Treasury, United States Department of
0.38%, 07/15/27 (a)	(45,198)	(44,446)
0.13%, 01/15/30 (a)	(7,507)	(7,050)
1.38%, 02/15/44 (a)	(5,716)	(4,674)
Total Government And Agency Obligations (proceeds $56,256)		(56,170)
Total Forward Sales Commitments (5.3%) (proceeds $56,256)		(56,170)

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

JNL/PIMCO Real Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	1,485	58,963	60,448	16	—	—	—	—
JNL Government Money Market Fund, 3.63% - Class SL	—	755	755	—	—	—	—	—
	1,485	59,718	61,203	16	—	—	—	—

JNL/PIMCO Real Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Credit Suisse Group AG, 7.00%, 09/30/27	03/21/23	122	133	—
Eurosail-UK 2007-3BL PLC, Series 2007-A3A-3X, 4.80%, 06/13/45	06/29/16	124	133	—
Grifonas Finance No.1 PLC, Series A-1, 2.42%, 08/28/39	02/10/15	164	202	—
Republique Francaise Presidence, 0.10%, 07/25/36	04/21/26	5,472	5,225	0.5
Segretariato Generale Della Presidenza Della Repubblica, 0.40%, 05/15/30	09/24/21	2,612	2,414	0.3
		8,494	8,107	0.8

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SOFR Index	426	March 2027		102,219	(32)	(22)
Aluminum	5	September 2026		443	(24)	(57)
Australia 10 Year Bond	187	September 2026	AUD	20,251	(5)	199
Brent Crude	4	January 2027		307	(1)	(20)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PIMCO Real Return Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
California Carbon Allowance Vintage	185	December 2026		5,497	33	628
Carbon Emission	3	December 2026	EUR	233	—	9
Cocoa	4	September 2026		169	4	35
Coffee C	1	December 2026		88	7	18
Copper	1	September 2026		164	2	(8)
Crude Oil, WTI	3	December 2026		239	(2)	(34)
Euro BOBL	1	September 2026	EUR	115	—	1
Euro Buxl 30 Year Bond	121	September 2026	EUR	13,184	(36)	313
Gasoline, RBOB	5	December 2026		523	(3)	(51)
Italy Government BTP Bond	166	September 2026	EUR	19,638	(11)	200
KC HRW Wheat	5	December 2026		169	3	(9)
Live Cattle	10	November 2026		944	(3)	2
Low Sulfur Gasoil	3	December 2026		253	2	(11)
Milling Wheat No. 2	8	September 2026	EUR	85	—	(4)
New York Harbor ULSD	2	December 2026		278	3	(29)
Silver	2	September 2026		721	13	(121)
Soybean	11	November 2026		647	3	(18)
Soybean Meal	53	December 2026		1,695	2	(88)
United States 10 Year Ultra Bond	203	September 2026		22,702	(79)	129
United States Ultra Bond	73	September 2026		8,409	(124)	71
White Sugar	3	November 2026		67	—	3
Zinc	9	September 2026		783	—	20
					(248)	1,156
Short Contracts
Cocoa	(1)	September 2026	GBP	(30)	—	(11)
Cocoa	(3)	December 2026		(111)	(6)	(44)
Coffee C	(2)	September 2026		(193)	(14)	(29)
Corn	(83)	September 2026		(1,951)	(27)	221
Corn	(8)	December 2026		(178)	(2)	3
Cotton No. 2	(12)	December 2026		(469)	(3)	8
Euro Bund	(159)	September 2026	EUR	(20,055)	24	(220)
Euro OAT	(351)	September 2026	EUR	(41,952)	84	(184)
Euro Schatz	(86)	September 2026	EUR	(9,101)	4	(13)
Iron Ore	(23)	September 2026		(231)	(1)	3
Japan 10 Year Bond	(24)	September 2026	JPY	(3,058,762)	68	(49)
KC HRW Wheat	(10)	September 2026		(348)	(5)	35
Lead	(17)	September 2026		(843)	—	50
Lean Hogs	(18)	October 2026		(589)	(3)	(1)
Natural Gas	(5)	September 2026	EUR	(152)	(11)	(6)
Natural Gas	(29)	September 2026		(906)	(24)	(20)
Natural Gas	(1)	January 2027		(44)	—	—
Nickel	(7)	September 2026		(733)	(2)	50
Palladium	(1)	September 2026		(139)	1	18
Platinum	(1)	October 2026		(92)	1	13
Robusta Coffee	(1)	September 2026		(35)	(1)	(1)
Soybean	(9)	January 2027		(521)	(2)	(1)
Soybean Meal	(1)	January 2027		(30)	—	—
Soybean Oil	(4)	December 2026		(164)	3	7
Sugar No. 11	(42)	May 2027		(757)	(2)	15
United States 10 Year Note	(112)	September 2026		(12,208)	33	(100)
United States 2 Year Note	(892)	October 2026		(184,060)	116	190
United States 5 Year Note	(640)	October 2026		(68,255)	120	(256)
United States Long Bond	(52)	September 2026		(5,738)	34	(164)
Wheat	(22)	September 2026		(722)	(11)	74
Wheat	(12)	December 2026		(384)	(5)	21
					369	(391)

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
6M EURIBOR (S)	Receiving	0.19	(A)	11/04/52	EUR	4,600	6	2,430
6M EURIBOR (S)	Receiving	0.20	(A)	11/08/52	EUR	13,300	18	7,192
6M EURIBOR (S)	Receiving	3.05	(A)	01/13/56	EUR	7,530	10	(267)
6M EURIBOR (S)	Receiving	3.00	(A)	09/16/56	EUR	24,350	36	34
6M EURIBOR (S)	Paying	2.75	(A)	09/16/36	EUR	70,940	(87)	(290)
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	—	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.55	(A)	09/14/28	JPY	1,400,000	—	(2)
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	1	2
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	12/15/31	JPY	1,021,000	12	75
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	2.00	(A)	02/15/27	EUR	1,600	1	12
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	1.64	(A)	06/15/27	EUR	13,700	13	249
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	2.05	(A)	08/15/34	EUR	8,500	16	50
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	2.03	(A)	09/15/34	EUR	5,000	11	54
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.70	(A)	04/15/53	EUR	1,700	(3)	194
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.76	(A)	09/15/53	EUR	800	(2)	108
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.68	(A)	10/15/53	EUR	900	(2)	105
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.74	(A)	10/15/53	EUR	1,300	(3)	161
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	(1)	(17)
HICP (A)	Receiving	3.00	(A)	05/15/27	EUR	2,700	3	91
HICP (A)	Receiving	3.13	(A)	05/15/27	EUR	1,100	1	28
HICP (A)	Paying	1.38	(A)	03/15/31	EUR	8,920	(20)	(2,003)
HICP (A)	Paying	2.49	(A)	05/15/37	EUR	10	—	—
HICP (A)	Paying	2.58	(A)	03/15/52	EUR	800	(2)	15
HICP (A)	Paying	2.59	(A)	03/15/52	EUR	1,000	(2)	48
HICP (A)	Paying	2.55	(A)	04/15/52	EUR	300	(1)	5
HICP (A)	Paying	2.42	(A)	05/15/52	EUR	570	(1)	(7)
HICP (A)	Paying	2.59	(A)	12/15/52	EUR	2,000	(5)	153
Sterling Overnight Index Average Rate (A)	Paying	3.50	(A)	03/18/28	GBP	21,800	(11)	209
Sterling Overnight Index Average Rate (A)	Paying	3.50	(A)	03/18/31	GBP	9,380	(12)	(166)
U.K. Retail Price Index (A)	Receiving	3.37	(A)	09/15/27	GBP	8,200	13	(10)
U.K. Retail Price Index (A)	Paying	3.50	(A)	08/15/34	GBP	5,800	(16)	113
U.K. Retail Price Index (A)	Paying	3.47	(A)	09/15/34	GBP	2,400	(9)	45
U.S. CPURNSA (A)	Receiving	1.80	(A)	08/25/27		3,700	(2)	686
U.S. CPURNSA (A)	Receiving	1.89	(A)	08/27/27		4,500	(3)	802
U.S. CPURNSA (A)	Receiving	2.57	(A)	08/26/28		800	(3)	71
U.S. CPURNSA (A)	Receiving	2.65	(A)	09/10/28		1,900	(6)	153
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/24/31		16,800	11	2,244
U.S. CPURNSA (A)	Paying	3.44	(A)	08/01/26		6,800	—	(55)
U.S. CPURNSA (A)	Paying	3.43	(A)	08/27/26		11,200	21	(47)
U.S. CPURNSA (A)	Paying	2.15	(A)	07/02/27		11,000	1	1
U.S. CPURNSA (A)	Paying	2.34	(A)	02/05/28		10,040	1	(1,267)
U.S. CPURNSA (A)	Paying	2.37	(A)	06/06/28		8,700	12	(1,033)
U.S. CPURNSA (A)	Paying	2.38	(A)	07/09/28		7,900	26	(917)
U.S. CPURNSA (A)	Paying	2.00	(A)	07/25/29		6,100	(2)	(979)
U.S. CPURNSA (A)	Paying	1.76	(A)	11/04/29		14,500	(5)	(2,700)
U.S. CPURNSA (A)	Paying	1.28	(A)	05/19/30		2,200	(1)	(517)
U.S. SOFR (A)	Receiving	3.33	(A)	08/31/30		35,820	79	641
U.S. SOFR (A)	Receiving	4.00	(A)	11/30/30		3,010	7	(9)
U.S. SOFR (A)	Receiving	4.00	(A)	11/30/30		10,800	26	(31)
U.S. SOFR (A)	Receiving	3.75	(A)	05/15/32		6,767	22	40
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/34		7,700	32	31
U.S. SOFR (A)	Receiving	4.00	(A)	02/15/36		38,400	191	186
U.S. SOFR (A)	Receiving	4.00	(A)	11/15/53		200	2	7
U.S. SOFR (A)	Receiving	4.02	(A)	11/15/53		400	4	13
U.S. SOFR (A)	Receiving	4.08	(A)	11/15/53		7,443	77	110
U.S. SOFR (A)	Receiving	4.01	(A)	11/15/53		8,300	85	156
U.S. SOFR (Q)	Receiving	2.24	(S)	11/21/53		10,490	89	3,842
U.S. SOFR (A)	Receiving	2.87	(A)	02/13/54		21,700	195	4,319
U.S. SOFR (A)	Receiving	3.50	(A)	06/20/54		7,700	74	704
U.S. SOFR (Q)	Paying	2.34	(S)	11/21/28		50,860	(60)	(2,222)
U.S. SOFR (A)	Paying	4.00	(A)	11/30/30		22,200	(53)	67
U.S. SOFR (A)	Paying	4.02	(A)	11/30/30		25,170	(60)	97
							724	13,003

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]		Value ($)
Interest Rate Swaptions
6M EURIBOR, 01/27/29	BCL	Call	2.44	01/25/27	51,900,000	EUR	51,900	(81)
6M EURIBOR, 01/27/29	BCL	Put	2.44	01/25/27	51,900,000	EUR	51,900	(404)
Sterling Overnight Index Average Rate, 08/27/31	SGS	Call	4.00	08/27/26	9,800,000	GBP	9,800	(47)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PIMCO Real Return Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]		Value ($)
Sterling Overnight Index Average Rate, 08/27/31	SGS	Put	4.50	08/27/26	9,800,000	GBP	9,800	(12)
								(544)

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BNP	07/02/26	AUD	1,711	1,185	6
AUD/USD	HSB	07/02/26	AUD	1,284	889	3
AUD/USD	SGS	07/02/26	AUD	1,042	721	2
BRL/USD	BNP	07/02/26	BRL	401	78	(2)
BRL/USD	BNP	07/02/26	BRL	101	20	—
BRL/USD	GSC	07/02/26	BRL	3,536	685	(16)
BRL/USD	GSC	07/02/26	BRL	72,621	14,068	653
BRL/USD	BNP	08/04/26	BRL	1,776	341	1
BRL/USD	JPM	10/02/26	BRL	77,083	14,604	(53)
CAD/USD	ANZ	07/02/26	CAD	295	208	—
CAD/USD	GSC	07/02/26	CAD	19,076	13,450	45
CHF/USD	SGS	07/02/26	CHF	6,731	8,331	10
CNY/USD	BOA	07/02/26	CNY	4,679	690	(2)
CNY/USD	DUB	07/02/26	CNY	13,603	2,005	5
COP/USD	CIT	08/18/26	COP	4,262,736	1,233	112
COP/USD	CIT	09/16/26	COP	4,227,986	1,214	122
EUR/USD	HSB	07/02/26	EUR	488	558	(9)
EUR/USD	SGS	07/02/26	EUR	51,465	58,804	262
GBP/USD	SGS	07/02/26	GBP	3,600	4,776	14
IDR/USD	CIT	07/02/26	IDR	4,253,086	238	1
IDR/USD	GSC	07/02/26	IDR	26,369,991	1,475	4
IDR/USD	CIT	07/06/26	IDR	12,968,426	725	2
IDR/USD	JPM	07/06/26	IDR	2,247,052	126	1
IDR/USD	SCB	07/06/26	IDR	5,211,874	291	1
IDR/USD	BNP	09/16/26	IDR	32,048,971	1,781	11
IDR/USD	CIT	09/16/26	IDR	14,422,374	802	(7)
IDR/USD	DUB	09/16/26	IDR	13,443,059	747	7
IDR/USD	GSC	09/16/26	IDR	17,660,372	982	(10)
IDR/USD	GSC	09/16/26	IDR	15,517,820	862	9
IDR/USD	SCB	09/16/26	IDR	11,172,841	621	(6)
IDR/USD	SCB	09/16/26	IDR	17,112,723	951	5
ILS/USD	JPM	07/07/26	ILS	1,895	637	(37)
ILS/USD	CIT	08/12/26	ILS	682	229	—
INR/USD	BNP	07/01/26	INR	16,542	175	5
INR/USD	CIT	07/01/26	INR	100,098	1,057	24
INR/USD	JPM	07/01/26	INR	30,341	321	(1)
INR/USD	BNP	07/06/26	INR	765	8	—
INR/USD	SCB	07/13/26	INR	38,007	401	5
INR/USD	BNP	07/20/26	INR	16,935	179	3
INR/USD	DUB	07/20/26	INR	19,283	203	3
INR/USD	HSB	07/20/26	INR	44,697	471	8
INR/USD	BNP	07/27/26	INR	90,623	955	2
INR/USD	BNP	07/29/26	INR	104,726	1,104	(2)
INR/USD	BNP	07/31/26	INR	45,449	479	(1)
INR/USD	BNP	08/03/26	INR	96,909	1,021	—
INR/USD	BOA	08/03/26	INR	11,538	122	—
INR/USD	CIT	08/03/26	INR	18,005	189	—
INR/USD	HSB	08/03/26	INR	13,599	143	—
INR/USD	JPM	08/03/26	INR	38,396	404	—
INR/USD	GSC	08/18/26	INR	64,282	676	6
INR/USD	SCB	08/18/26	INR	159,664	1,680	14
INR/USD	BNP	09/16/26	INR	80,286	843	(2)
INR/USD	GSC	09/16/26	INR	84,970	892	3
INR/USD	HSB	09/16/26	INR	150,573	1,581	16
INR/USD	DUB	09/30/26	INR	10,382	109	—
INR/USD	HSB	09/30/26	INR	122,437	1,284	(2)
INR/USD	HSB	09/30/26	INR	10,423	109	—
INR/USD	JPM	09/30/26	INR	124,007	1,300	—
INR/USD	SCB	09/30/26	INR	8,173	86	—
JPY/USD	BCL	07/02/26	JPY	5,040	31	—
JPY/USD	BOA	07/02/26	JPY	221,000	1,359	(30)
JPY/USD	SCB	07/02/26	JPY	4,525,636	27,834	(164)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
KRW/USD	BNP	07/06/26	KRW	430,735	278	(6)
KRW/USD	BNP	07/15/26	KRW	178,535	115	—
KRW/USD	CIT	07/15/26	KRW	179,221	116	(3)
KRW/USD	GSC	07/15/26	KRW	328,921	212	(1)
KRW/USD	JPM	07/15/26	KRW	49,805	32	(1)
KRW/USD	JPM	07/15/26	KRW	101,642	66	—
KRW/USD	BNP	07/27/26	KRW	983,041	635	(4)
KRW/USD	BNP	07/29/26	KRW	184,970	119	(1)
MXN/USD	CIT	09/17/26	MXN	7,072	402	6
MXN/USD	JPM	09/17/26	MXN	203,220	11,545	(146)
MXN/USD	JPM	12/16/26	MXN	20,680	1,166	(7)
NOK/USD	BOA	07/02/26	NOK	7,222	730	(48)
NOK/USD	DUB	07/02/26	NOK	1,024	103	(7)
NOK/USD	HSB	07/02/26	NOK	2,433	246	(17)
NOK/USD	HSB	08/04/26	NOK	1,478	149	1
NOK/USD	JPM	08/04/26	NOK	4,582	463	—
NZD/USD	ANZ	07/02/26	NZD	4,414	2,507	13
NZD/USD	JPM	07/02/26	NZD	1,773	1,007	7
PLN/USD	JPM	07/10/26	PLN	13,739	3,652	(118)
PLN/USD	BOA	07/23/26	PLN	272	72	—
PLN/USD	CIT	07/23/26	PLN	5,071	1,348	(25)
PLN/USD	DUB	07/23/26	PLN	2,332	620	(9)
PLN/USD	GSC	07/23/26	PLN	151	40	—
PLN/USD	JPM	07/23/26	PLN	226	60	—
PLN/USD	UBS	07/23/26	PLN	2,337	621	(18)
SEK/USD	CIT	07/02/26	SEK	3,326	343	(17)
SEK/USD	CIT	08/04/26	SEK	340	35	—
SEK/USD	HSB	08/04/26	SEK	2,982	308	1
SGD/USD	SGS	07/02/26	SGD	16,790	12,978	12
SGD/USD	SGS	08/04/26	SGD	25	19	—
THB/USD	JPM	07/06/26	THB	15,194	457	3
THB/USD	BNP	09/16/26	THB	3,560	108	(1)
THB/USD	BNP	09/16/26	THB	38	1	—
TRY/USD	GSC	07/09/26	TRY	13,349	285	3
TRY/USD	BCL	07/14/26	TRY	38,440	816	10
TRY/USD	BCL	07/20/26	TRY	51,002	1,077	4
TRY/USD	BCL	07/21/26	TRY	9,333	197	4
TRY/USD	BCL	07/28/26	TRY	29,001	608	—
TWD/USD	BNP	07/15/26	TWD	4,601	145	(1)
TWD/USD	CIT	07/15/26	TWD	1,648	52	—
USD/AUD	ANZ	07/02/26	AUD	(755)	(523)	17
USD/AUD	HSB	07/02/26	AUD	(14)	(9)	—
USD/AUD	JPM	07/02/26	AUD	(3,269)	(2,263)	67
USD/AUD	HSB	08/04/26	AUD	(1,284)	(888)	(3)
USD/AUD	SGS	08/04/26	AUD	(1,042)	(721)	(2)
USD/BRL	BNP	07/02/26	BRL	(1,411)	(273)	(2)
USD/BRL	BNP	07/02/26	BRL	(764)	(148)	1
USD/BRL	BOA	07/02/26	BRL	(104)	(20)	—
USD/BRL	GSC	07/02/26	BRL	(15)	(3)	—
USD/BRL	JPM	07/02/26	BRL	(75,423)	(14,610)	46
USD/CAD	SGS	07/02/26	CAD	(19,609)	(13,826)	378
USD/CAD	ANZ	08/04/26	CAD	(294)	(208)	(1)
USD/CAD	GSC	08/04/26	CAD	(19,049)	(13,452)	(47)
USD/CAD	SGS	08/04/26	CAD	(238)	(168)	—
USD/CHF	BNP	07/02/26	CHF	(584)	(723)	20
USD/CHF	HSB	07/02/26	CHF	(675)	(835)	(4)
USD/CHF	HSB	07/02/26	CHF	(5,271)	(6,524)	197
USD/CHF	JPM	07/02/26	CHF	(201)	(249)	8
USD/CHF	SGS	08/04/26	CHF	(6,707)	(8,333)	(12)
USD/CNY	ANZ	07/02/26	CNY	(813)	(120)	1
USD/CNY	BNP	07/02/26	CNY	(6,561)	(967)	3
USD/CNY	SGS	07/02/26	CNY	(10,916)	(1,609)	5
USD/CNY	DUB	08/04/26	CNY	(13,573)	(2,005)	(5)
USD/COP	UBS	12/16/26	COP	(8,610,446)	(2,420)	(213)
USD/EUR	CIT	07/02/26	EUR	(774)	(884)	18
USD/EUR	SGS	07/02/26	EUR	(51,179)	(58,478)	1,225
USD/EUR	SGS	08/04/26	EUR	(51,465)	(58,888)	(267)
USD/GBP	BNP	07/02/26	GBP	(12,574)	(16,679)	173
USD/GBP	JPM	08/04/26	GBP	(8,974)	(11,903)	(28)
USD/GBP	SGS	08/04/26	GBP	(3,600)	(4,776)	(14)
USD/IDR	BNP	07/02/26	IDR	(30,422,329)	(1,701)	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/IDR	HSB	07/02/26	IDR	(201,873)	(11)	—
USD/IDR	BNP	07/06/26	IDR	(18,351,776)	(1,026)	—
USD/IDR	DUB	07/06/26	IDR	(2,069,026)	(116)	—
USD/IDR	BNP	07/27/26	IDR	(22,924,716)	(1,280)	(5)
USD/IDR	BNP	07/27/26	IDR	(1,928,742)	(108)	—
USD/IDR	BNP	07/29/26	IDR	(5,581,331)	(311)	(1)
USD/IDR	BNP	08/03/26	IDR	(9,522,182)	(531)	(1)
USD/IDR	BNP	09/16/26	IDR	(3,201,718)	(178)	(3)
USD/IDR	CIT	09/16/26	IDR	(17,321,689)	(963)	(3)
USD/IDR	DUB	09/16/26	IDR	(19,929,513)	(1,108)	(2)
USD/IDR	GSC	09/16/26	IDR	(26,524,417)	(1,475)	(4)
USD/IDR	JPM	09/16/26	IDR	(2,259,539)	(126)	(1)
USD/IDR	SCB	09/16/26	IDR	(15,633,305)	(869)	(3)
USD/ILS	JPM	07/07/26	ILS	(7,610)	(2,557)	(9)
USD/ILS	BCL	07/21/26	ILS	(2,965)	(997)	5
USD/ILS	BNP	07/21/26	ILS	(2,433)	(818)	8
USD/ILS	CIT	07/21/26	ILS	(2,713)	(912)	22
USD/ILS	CIT	08/05/26	ILS	(604)	(203)	11
USD/ILS	JPM	08/05/26	ILS	(2,058)	(692)	22
USD/ILS	BNP	08/12/26	ILS	(278)	(94)	—
USD/ILS	BOA	08/12/26	ILS	(1,729)	(582)	—
USD/ILS	CIT	08/12/26	ILS	(2,860)	(962)	11
USD/ILS	JPM	08/12/26	ILS	(3,522)	(1,185)	10
USD/INR	BNP	07/01/26	INR	(146,951)	(1,552)	(22)
USD/INR	DUB	07/13/26	INR	(10,312)	(109)	—
USD/INR	HSB	07/13/26	INR	(10,353)	(109)	—
USD/INR	SCB	07/13/26	INR	(8,119)	(86)	—
USD/INR	BOA	09/16/26	INR	(24,815)	(260)	1
USD/INR	CIT	09/16/26	INR	(9,653)	(101)	(1)
USD/INR	JPM	09/16/26	INR	(159,461)	(1,674)	(2)
USD/INR	JPM	09/16/26	INR	(30,555)	(321)	1
USD/JPY	BNP	07/02/26	JPY	(629,829)	(3,874)	88
USD/JPY	BOA	07/02/26	JPY	(186,333)	(1,146)	25
USD/JPY	HSB	07/02/26	JPY	(1,365,669)	(8,399)	192
USD/JPY	SCB	07/02/26	JPY	(77,466)	(476)	11
USD/JPY	SGS	07/02/26	JPY	(2,492,379)	(15,329)	360
USD/JPY	BCL	08/04/26	JPY	(5,027)	(31)	—
USD/JPY	SCB	08/04/26	JPY	(4,513,802)	(27,838)	161
USD/KRW	GSC	07/06/26	KRW	(328,968)	(212)	1
USD/KRW	JPM	07/06/26	KRW	(101,654)	(66)	—
USD/KRW	BNP	07/15/26	KRW	(348,634)	(225)	4
USD/KRW	BOA	07/15/26	KRW	(1,824,608)	(1,178)	20
USD/MXN	BOA	09/17/26	MXN	(1,552)	(88)	(1)
USD/MXN	GSC	09/17/26	MXN	(10,959)	(623)	2
USD/MXN	JPM	09/17/26	MXN	(1,355)	(77)	(1)
USD/MXN	JPM	09/17/26	MXN	(2,616)	(149)	—
USD/MXN	UBS	09/17/26	MXN	(1,738)	(99)	—
USD/NOK	BOA	07/02/26	NOK	(2,100)	(212)	—
USD/NOK	CIT	07/02/26	NOK	(2,470)	(250)	17
USD/NOK	HSB	07/02/26	NOK	(1,477)	(149)	(1)
USD/NOK	JPM	07/02/26	NOK	(4,580)	(463)	—
USD/NZD	ANZ	07/02/26	NZD	(5,640)	(3,203)	128
USD/NZD	BCL	07/02/26	NZD	(8,192)	(4,653)	192
USD/NZD	ANZ	08/04/26	NZD	(4,414)	(2,510)	(14)
USD/NZD	SGS	08/04/26	NZD	(7,645)	(4,347)	(12)
USD/PEN	CIT	10/23/26	PEN	(2,852)	(831)	(7)
USD/SEK	HSB	07/02/26	SEK	(2,987)	(308)	(1)
USD/SGD	ANZ	07/02/26	SGD	(1,322)	(1,021)	15
USD/SGD	BOA	07/02/26	SGD	(13,856)	(10,710)	140
USD/SGD	DUB	07/02/26	SGD	(1,588)	(1,227)	18
USD/SGD	SGS	07/02/26	SGD	(25)	(19)	—
USD/SGD	SGS	08/04/26	SGD	(16,752)	(12,980)	(15)
USD/THB	BNP	07/06/26	THB	(15,193)	(457)	8
USD/THB	BNP	07/30/26	THB	(5,336)	(161)	(1)
USD/THB	BNP	09/16/26	THB	(18,509)	(561)	10
USD/THB	CIT	09/16/26	THB	(11,977)	(363)	(2)
USD/THB	CIT	09/16/26	THB	(10,099)	(306)	—
USD/THB	GSC	09/16/26	THB	(53,985)	(1,635)	37
USD/THB	HSB	09/16/26	THB	(12,909)	(391)	(5)
USD/THB	HSB	09/16/26	THB	(16)	—	—
USD/THB	JPM	09/16/26	THB	(14,363)	(435)	(5)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/THB	JPM	09/16/26	THB	(28,775)	(872)	19
USD/THB	SCB	09/16/26	THB	(3,979)	(121)	(1)
USD/THB	SCB	09/16/26	THB	(19,213)	(582)	13
USD/THB	UBS	09/16/26	THB	(2,470)	(75)	—
USD/TRY	SCB	07/02/26	TRY	(3)	—	—
USD/TRY	GSC	07/09/26	TRY	(152)	(3)	—
USD/TRY	BCL	07/21/26	TRY	(1,203)	(25)	—
ZAR/USD	BCL	07/21/26	ZAR	14,908	909	(9)
ZAR/USD	BCL	07/21/26	ZAR	9,872	602	2
ZAR/USD	BNP	07/21/26	ZAR	3,019	184	—
ZAR/USD	DUB	07/21/26	ZAR	6,932	423	(6)
					(129,008)	3,633

JNL/PIMCO Real Return Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
U.S. Treasury Inflation Indexed Securities
Treasury, United States Department of (S)	SOFR +0.12% (S)	MSC	07/22/26	56,771	—	224

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	1,503,130	—	1,503,130
Non-U.S. Government Agency Asset-Backed Securities	—	87,093	11,869	98,962
Corporate Bonds And Notes	—	13,589	—	13,589
Preferred Stocks	579	—	—	579
	579	1,603,812	11,869	1,616,260
Liabilities - Securities
Government And Agency Obligations	—	(56,170)	—	(56,170)
	—	(56,170)	—	(56,170)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,708	—	628	2,336
Centrally Cleared Interest Rate Swap Agreements	—	25,543	—	25,543
Open Forward Foreign Currency Contracts	—	5,143	—	5,143
OTC Total Return Swap Agreements	—	224	—	224
	1,708	30,910	628	33,246
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,571)	—	—	(1,571)
Centrally Cleared Interest Rate Swap Agreements	—	(12,540)	—	(12,540)
OTC Written Options	—	(544)	—	(544)
Open Forward Foreign Currency Contracts	—	(1,510)	—	(1,510)
	(1,571)	(14,594)	—	(16,165)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/PPM America Emerging Markets Debt Fund
GOVERNMENT AND AGENCY OBLIGATIONS 59.2%
Argentina 4.5%
Gobierno de la Provincia de Buenos Aires
6.63%, 09/01/37 (a) (b)	1,619	1,339
Gobierno de la Provincia del Chubut
9.45%, 04/29/36 (b)	310	333
Ministerio De Gobierno
9.75%, 07/02/32 (b)	600	640
		2,312
Nigeria 3.7%
Federal Government of Nigeria
7.14%, 02/23/30 (b)	770	782
8.63%, 01/13/36 (b)	570	618
7.63%, 11/28/47 (b)	480	470
		1,870
Hungary 3.3%
Sandor-Palota
5.50%, 03/26/36 (b)	830	831
6.75%, 09/23/55 (b)	770	835
		1,666
Ecuador 3.2%
Gobierno de la Republica del Ecuador
6.90%, 07/31/35 (a) (b)	1,350	1,237
5.00%, 07/31/40 (a) (b)	460	385
		1,622
Cote D'Ivoire 3.1%
Presidence de la Republique de Cote d'Ivoire
6.13%, 06/15/33 (b)	800	794
8.08%, 04/01/36 (b)	740	810
		1,604
South Africa 2.9%
South Africa, Parliament of
8.25%, 03/31/32, ZAR	8,000	494
6.25%, 03/08/41	510	489
5.65%, 09/27/47	580	492
		1,475
Panama 2.9%
Government of the Republic of Panama
5.66%, 02/23/38	960	960
6.85%, 03/28/54	470	508
		1,468
Ukraine 2.8%
Cabinet of Ministers of Ukraine
0.00%, 02/01/36 (a) (b)	1,210	726
4.50%, 02/01/36 (a) (b)	1,050	717
		1,443
United States of America 2.4%
Treasury, United States Department of
4.63%, 02/15/46	1,287	1,235
Ghana 2.2%
Government of Ghana
5.00%, 07/03/35 (a) (b)	1,200	1,113
Colombia 2.1%
Departamento Administrativo De La Presidencia De La Republica
6.13%, 01/21/31	390	395
8.50%, 04/25/35	250	282
7.75%, 11/07/36	360	392
		1,069
Angola 2.0%
Republica de Angola
9.88%, 03/31/37 (b)	290	299
9.13%, 11/26/49 (b)	790	740
		1,039
El Salvador 2.0%
Presidencia de la Republica de El Salvador
9.25%, 04/17/30 (b)	450	484
9.65%, 11/21/54 (b)	470	538
		1,022
Brazil 1.7%
Presidencia da Republica
6.25%, 05/22/36	630	625
7.25%, 01/12/56	220	221
		846
Turkey 1.5%
Turkiye Cumhuriyeti Basbakanlik
4.88%, 04/16/43	640	486
Turkiye Ihracat Kredi Bankasi Anonim Sirketi
6.38%, 01/15/31 (b)	310	301
		787
Romania 1.4%
Ministerul Finantelor Publice
3.00%, 02/14/31 (b)	430	383
6.38%, 01/30/34 (b)	320	323
		706
Egypt 1.3%
Arab Republic of Egypt
5.88%, 02/16/31 (b)	330	321
7.90%, 02/21/48 (b)	350	320
		641
Benin 1.2%
Government of the People's Republic of Benin
7.96%, 02/13/38 (b)	600	637
Congo 1.1%
Congo, Democratic Republic of
8.75%, 04/16/32 (b)	310	320
9.50%, 02/17/35 (c)	250	244
		564
Mexico 1.1%
Gobierno Federal de los Estados Unidos Mexicanos
6.13%, 02/09/38	300	295
6.40%, 05/07/54	270	254
		549
Poland 1.0%
Bank Gospodarstwa Krajowego
5.75%, 07/09/34 (b)	250	259
6.25%, 07/09/54 (b)	260	263
		522
Kenya 1.0%
Government of Kenya
6.30%, 01/23/34 (c)	200	183
9.50%, 03/05/36 (b)	310	328
		511
Venezuela 1.0%
Republica Bolivariana de Venezuela
0.00%, 09/15/27 (d) (e)	240	117
0.00%, 12/31/34 (c) (d) (e)	850	380
		497
Guatemala 0.9%
Gobierno de la Republica de Guatemala
6.05%, 08/06/31 (b)	450	462
Dominican Republic 0.8%
Presidencia de la Republica Dominicana
5.88%, 10/28/35 (b)	440	436
Jordan 0.8%
Jordan, The Government Of, The Hashemite Kingdom of
7.38%, 10/10/47 (b)	420	417
Costa Rica 0.7%
Gobierno de la Republica de Costa Rica
7.30%, 11/13/54 (b)	330	372
Sri Lanka 0.7%
Democratic Socialist Republic of Sri Lanka
3.60%, 06/15/35 (a) (b)	420	350

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Peru 0.6%
Fondo Mivivienda S.A.
5.40%, 03/31/31 (b)	320	321
Trinidad and Tobago 0.6%
Government of the Republic of Trinidad and Tobago
6.50%, 01/28/36 (b)	310	319
Indonesia 0.6%
Republic of Indonesia, The Government of, The
5.69%, 05/29/36	289	294
Uzbekistan 0.6%
The Republic of Uzbekistan
6.90%, 02/28/32 (b)	270	288
Paraguay 0.5%
Gobierno de La Republica del Paraguay
6.00%, 02/09/36 (b)	250	262
Pakistan 0.5%
Pakistan, Government of
8.88%, 04/08/51 (b)	260	262
Uruguay 0.5%
Gobierno De La Republica Oriental Del Uruguay
3.40%, 05/16/45, UYU (f)	9,843	258
Armenia 0.5%
The Government of the Republic of Armenia
3.95%, 09/26/29 (b)	270	258
Bolivia 0.5%
Estado Plurinacional de Bolivia
9.45%, 05/14/31 (b)	250	256
Gabon 0.4%
Government of Gabon
6.63%, 02/06/31 (b)	220	189
Zambia 0.4%
Government of the Republic of Zambia
5.75%, 06/30/33 (a) (b)	184	181
Senegal 0.2%
Gouvernement Du Senegal
6.25%, 05/23/33 (b)	220	116
Total Government And Agency Obligations (cost $29,832)		30,239
CORPORATE BONDS AND NOTES 36.7%
Mexico 5.7%
CFE Fibra E
5.88%, 09/23/40 (b)	301	294
Comision Federal De Electricidad, E.P.E.
6.05%, 01/28/34 (b)	340	333
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (b)	480	481
Esentia Energy Development SAB DE CV
6.50%, 07/30/38 (b)	370	364
FIBRA Prologis
5.63%, 01/14/38 (b)	270	261
Fideicomiso F/80460
5.50%, 10/31/46 (b)	300	257
Fresnillo PLC
4.25%, 10/02/50 (b)	260	202
Petroleos Mexicanos
5.95%, 01/28/31	260	257
5.63%, 01/23/46 (g)	330	264
Southern Copper Corporation
6.75%, 04/16/40	170	188
		2,901
Chile 5.0%
Antofagasta PLC
5.63%, 09/09/35 (b)	380	385
Chile Electricity Lux MPC II S.a r.l.
5.58%, 10/20/35 (b)	362	367
Colbun S.A.
5.38%, 09/11/35 (b)	400	397
Corporacion Nacional del Cobre de Chile
6.33%, 01/13/35 (b)	370	387
Engie Energia Chile S.A.
6.38%, 04/17/34 (b) (g)	370	387
Inversiones CMPC S.A.
6.13%, 06/23/33 (b)	260	258
Sociedad Quimica Y Minera De Chile S.A.
5.50%, 09/10/34 (b)	380	381
		2,562
Saudi Arabia 3.4%
EIG Pearl Holdings S.a r.l.
4.39%, 11/30/46 (b)	450	367
GACI First Investment Company
5.13%, 02/14/53 (c)	270	233
Green Palm Bidco S.a r.l.
5.96%, 06/30/41 (b)	440	445
GreenSaif Pipelines Bidco S.a r.l.
6.10%, 08/23/42 (b)	350	358
Saudi Arabian Oil Company
5.75%, 07/17/54 (b)	380	360
		1,763
Indonesia 2.4%
PT. Freeport Indonesia
5.32%, 04/14/32 (b)	270	269
PT. Indonesia Asahan Aluminium
5.80%, 05/15/50 (b)	380	358
PT. Pertamina (Persero)
6.50%, 05/27/41 (b)	340	352
PT. Perusahaan Listrik Negara
4.88%, 07/17/49 (b)	280	227
		1,206
Colombia 2.2%
Ecopetrol S.A.
7.75%, 02/01/32	240	251
Grupo Energia Bogota S.A. ESP
5.75%, 10/22/35 (b)	310	303
Grupo Nutresa S.A.
9.00%, 05/12/35 (b)	270	298
Interconexion Electrica S A E S P
3.83%, 11/26/33 (b)	310	284
		1,136
Multi-National 2.1%
Africa Finance Corporation
3.75%, 10/30/29 (c)	390	373
Asian Development Bank
14.25%, 03/25/27, NGN	680,000	484
International Bank for Reconstruction and Development
14.75%, 07/14/27, KZT	110,000	228
		1,085
Brazil 1.8%
Samarco Mineracao S.A.
9.00%, 06/30/31 (a) (b) (h)	350	352
Suzano Austria GmbH
3.13%, 01/15/32	440	390
Vale Overseas Ltd
6.40%, 06/28/54	180	184
		926
Venezuela 1.5%
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (c) (d) (e)	400	147
0.00%, 05/16/27 (b) (d) (e)	1,620	607
		754
Peru 1.4%
Cerro Del Aguila S.A.
5.88%, 01/30/32 (b)	260	266
Consorcio Transmantaro S.A.
5.20%, 04/11/38 (b)	270	263
Pluspetrol Camisea S.A.
6.24%, 07/03/36 (b)	180	188
		717
Israel 1.3%
Bank Hapoalim B.M.
5.25%, 01/14/33 (b)	290	287

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
ICL Group Ltd
6.04%, 06/16/36	395	396
		683
United Arab Emirates 1.3%
Abu Dhabi Crude Oil Pipeline - LLC
4.60%, 11/02/47 (b)	410	368
Galaxy Pipeline Assets Bidco Limited
2.94%, 09/30/40 (b)	373	311
		679
Guatemala 1.2%
Central American Bottling Corporation
5.25%, 04/27/29 (b)	350	344
Energuate Trust
6.35%, 09/15/35 (b)	250	249
		593
Kazakhstan 0.8%
Aktsionernoe Obshchestvo Natsionalnaya Kompaniya Kazakstan Temir Zholy
4.88%, 04/29/31 (b)	400	392
Netherlands 0.8%
Prosus N.V.
4.19%, 01/19/32 (b)	410	391
Poland 0.7%
Orlen S A
6.00%, 01/30/35 (b)	360	373
South Africa 0.7%
ESKOM Holdings
6.35%, 08/10/28 (b)	340	346
Thailand 0.6%
Bangkok Bank Public Company Limited
5.08%, 11/26/35 (b) (g)	330	325
Argentina 0.6%
Transportadora de Gas del Sur S.A.
7.75%, 11/20/35 (b)	300	308
Turkey 0.6%
Turk Telekomunikasyon Anonim Sirketi
7.38%, 05/20/29 (b)	300	307
Costa Rica 0.5%
Instituto Costarricense de Electricidad
6.75%, 10/07/31 (b)	270	282
Zambia 0.6%
First Quantum Minerals Ltd
8.00%, 03/01/33 (b)	270	282
Dominican Republic 0.6%
Aeropuertos Dominicanos Siglo XXI, S.A.
7.00%, 06/30/34 (b)	270	282
Morocco 0.5%
OCP S.A.
6.70%, 03/01/36 (b)	250	261
Panama 0.4%
Generadora de Gatun, S.A.
6.87%, 09/30/44 (b)	200	206
Total Corporate Bonds And Notes (cost $18,896)		18,760
SHORT TERM INVESTMENTS 2.5%
Investment Companies 2.0%
JNL Government Money Market Fund - Class I, 3.53% (i) (j)	1,057	1,057
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 3.63% (i) (j)	251	251
Total Short Term Investments (cost $1,308)		1,308
Total Investments 98.4% (cost $50,036)		50,307
Total Purchased Options 0.2% (cost $200)		93
Other Derivative Instruments (0.0)%		(21)
Other Assets and Liabilities, Net 1.4%		735
Total Net Assets 100.0%		51,114

(a) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $37,000 and 72.4% of the Fund.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Non-income producing security.

(e) As of June 30, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 2.4% of the Fund’s net assets.

(f) Treasury inflation indexed note, par amount is adjusted for inflation.

(g) All or a portion of the security was on loan as of June 30, 2026.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/PPM America Emerging Markets Debt Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	—	53,337	52,280	13	—	—	1,057	2.1
JNL Government Money Market Fund, 3.63% - Class SL	—	1,212	961	—	—	—	251	0.5
	—	54,549	53,241	13	—	—	1,308	2.6

JNL/PPM America Emerging Markets Debt Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Africa Finance Corporation, 3.75%, 10/30/29	04/27/26	375	373	0.7
Congo, Democratic Republic of, 9.50%, 02/17/35	05/13/26	247	244	0.5
GACI First Investment Company, 5.13%, 02/14/53	04/27/26	237	233	0.5
Government of Kenya, 6.30%, 01/23/34	04/29/26	175	183	0.4
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	05/14/26	164	147	0.3
Republica Bolivariana de Venezuela, 0.00%, 12/31/34	04/27/26	405	380	0.7
		1,603	1,560	3.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PPM America Emerging Markets Debt Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	29	October 2026	5,979	(3)	(1)

Short Contracts
EUR/USD Spot Rate	(3)	September 2026	(441)	—	11
United States 10 Year Ultra Bond	(33)	September 2026	(3,654)	13	(57)
				13	(46)

JNL/PPM America Emerging Markets Debt Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
S&P 500 Index Future, Sep. 2026	Put	6,800.00	09/18/26	35	11,900	93

JNL/PPM America Emerging Markets Debt Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
S&P 500 Index Future, Sep. 2026	Put	6,000.00	09/18/26	35	10,500	(31)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/PPM America Emerging Markets Debt Fund
Assets - Securities
Government And Agency Obligations	—	30,239	—	30,239
Corporate Bonds And Notes	—	18,760	—	18,760
Short Term Investments	1,308	—	—	1,308
	1,308	48,999	—	50,307
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	11	—	—	11
Exchange Traded Purchased Options	93	—	—	93
	104	—	—	104
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(58)	—	—	(58)
Exchange Traded Written Options	(31)	—	—	(31)
	(89)	—	—	(89)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 86.9%
Financials 14.0%
Acrisure, LLC
7.50%, 11/06/30 (a)	1,968	1,865
6.75%, 07/01/32 (a)	865	778
Alliant Holdings Intermediate, LLC
7.00%, 01/15/31 (a)	2,400	2,439
6.50%, 10/01/31 (a)	4,379	4,368
Ally Financial Inc.
4.70%, (100, 05/15/28) (b) (c)	3,425	3,307
6.65%, 01/17/40	4,922	4,867
Aretec Escrow Issuer 2 Inc.
10.00%, 08/15/30 (a)	5,745	6,050
Aretec Group, Inc.
7.50%, 04/01/29 (a) (b)	3,573	3,562
Barclays PLC
9.63%, (100, 12/15/29) (c) (d)	3,756	4,164
Beacon Funding Trust
6.27%, 08/15/54 (a)	4,149	4,231
Big Sky Funding LLC
8.50%, 12/31/31 (e)	10,000	10,000
5.75%, 06/20/32 (e)	3,750	3,750
Bread Financial Payments, Inc.
6.75%, 05/15/31 (a)	3,124	3,194
8.38%, 06/15/35 (a) (b)	3,372	3,516
Citadel Securities Global Holdings LLC
5.13%, 01/27/32 (a)	3,988	3,938
5.75%, 03/27/36 (a)	3,989	3,952
Citigroup Inc.
6.88%, (100, 08/15/30) (c)	4,620	4,714
Credit Acceptance Corporation
9.25%, 12/15/28 (a)	485	505
6.63%, 03/15/30 (a)	9,819	9,842
CrossCountry Intermediate HoldCo, LLC
6.50%, 10/01/30 (a)	6,333	6,246
6.75%, 12/01/32 (a)	3,578	3,453
Deutsche Bank Aktiengesellschaft
3.73%, 01/14/32	3,269	3,049
First Citizens BancShares, Inc.
6.25%, 03/12/40	3,770	3,707
Ford Motor Credit Company LLC
7.35%, 11/04/27	3,023	3,106
Freedom Mortgage Corporation
6.63%, 01/15/27 (a)	1,455	1,455
12.25%, 10/01/30 (a)	2,962	3,194
Freedom Mortgage Holdings LLC
8.38%, 04/01/32 (a)	9,182	9,322
Global Atlantic Financial Company
7.95%, 10/15/54 (a)	4,005	4,024
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (a)	8,091	8,221
Goldman Sachs Group, Inc., The
7.50%, (100, 05/10/29) (c)	4,640	4,866
Howden UK Refinance 2 PLC
8.13%, 02/15/32 (a)	8,156	7,318
Jane Street Group, LLC
7.13%, 04/30/31 (a)	6,743	6,965
OneMain Finance Corporation
5.38%, 11/15/29	1,944	1,907
4.00%, 09/15/30	1,759	1,624
6.50%, 03/15/33	2,513	2,474
Osaic Holdings, Inc.
8.00%, 08/01/33 (a)	3,660	3,668
PennyMac Financial Services, Inc.
5.75%, 09/15/31 (a)	2,711	2,571
6.88%, 05/15/32 (a)	5,117	5,001
PHH Escrow Issuer LLC
9.88%, 11/01/29 (a)	9,619	9,403
PRA Group, Inc.
8.38%, 02/01/28 (a)	3,712	3,762
Rocket Companies, Inc.
6.13%, 08/01/30 - 08/01/31 (a)	5,574	5,686
6.38%, 08/01/33 (a)	4,536	4,619
6.50%, 06/15/34 (a)	800	821
SLM Corporation
6.50%, 05/15/32	7,576	7,565
Toronto-Dominion Bank, The
8.13%, 10/31/82 (d)	4,407	4,532
UBS Group AG
4.88%, (100, 02/12/27) (a) (c)	5,602	5,580
6.88%, (100, 06/05/32) (a) (c) (d)	5,010	5,016
VistaJet Group Holding S.A.
9.50%, 06/01/28 (a) (b)	3,728	3,775
Washington Mutual Bank, FA
0.00%, 06/15/11 (f) (g)	1,500	—
		211,972
Consumer Discretionary 12.7%
A&K Travel Group Holdings Ltd.
7.50%, 05/15/33 (a)	7,544	7,611
Advance Auto Parts, Inc.
7.00%, 08/01/30 (a)	1,843	1,887
7.38%, 08/01/33 (a)	5,238	5,413
Beach Acquisition Bidco, LLC
10.00%, 07/15/33 (a) (h)	6,811	7,730
BRE RC Pitney Road PA LP
6.63%, 01/15/32 (a)	6,382	6,470
Brightstar Lottery PLC
5.75%, 01/15/33 (a)	7,661	7,507
Caesars Entertainment, Inc.
6.50%, 02/15/32 (a)	7,742	7,535
Carnival Corporation
4.00%, 08/01/28 (a)	23,097	22,654
5.13%, 05/01/29 (a)	2,988	2,980
5.75%, 08/01/32 (a)	10,988	11,098
Champ Acquisition Corporation
8.38%, 12/01/31 (a)	2,819	2,948
Discovery Global Holdings, Inc.
4.28%, 03/15/32	5,143	4,609
EG Global Finance PLC
12.00%, 11/30/28 (a)	4,125	4,389
Ford Motor Company
9.63%, 04/22/30	1,826	2,071
Gaia Purchaser, Inc.
7.63%, 07/15/33 (a)	3,748	3,790
IHOL-Verwaltungs-GmbH
6.38%, 05/15/29 (a) (h)	1,573	1,580
7.75%, 11/15/30 (a) (h)	3,836	3,960
7.38%, 05/15/33 (a) (h)	2,828	2,938
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)	5,141	5,034
Macy's Retail Holdings, LLC
4.50%, 12/15/34 (b)	1,179	1,056
PetSmart, LLC
7.50%, 09/15/32 (a)	5,575	5,575
10.00%, 09/15/33 (a)	3,671	3,676
Rivers Enterprise Borrower, LLC
6.25%, 10/15/30 (a)	3,472	3,510
Royal Caribbean Cruises Ltd.
6.00%, 02/01/33 (a)	2,957	2,996
Sabre GLBL Inc.
10.75%, 11/15/29 - 03/15/30 (a)	2,736	2,615
Staples, Inc.
10.75%, 09/01/29 (a)	3,980	3,796
Tenneco LLC
8.00%, 11/17/28 (a)	5,015	5,046
TKC Holdings, Inc.
8.50%, 08/15/30 (a)	8,628	8,876
12.00%, 02/15/31 (a)	2,806	2,957
Univision Communications Inc.
8.50%, 07/31/31 (a)	2,377	2,389
9.38%, 08/01/32 (a)	1,740	1,762
8.88%, 04/15/33 (a)	3,338	3,283
Voyager Parent, LLC
9.25%, 07/01/32 (a)	8,883	9,389
Wynn Macau, Limited
5.13%, 12/15/29 (a)	6,902	6,737
6.75%, 02/15/34 (a)	5,399	5,366

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
ZF North America Capital, Inc.
6.75%, 04/23/30 (a)	6,380	6,323
7.50%, 03/24/31 (a)	4,947	4,977
		192,533
Communication Services 11.0%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (a)	5,215	5,026
Advantage Sales & Marketing Inc.
9.00%, 11/15/30 (a) (b)	4,505	4,015
Altice France
9.50%, 11/01/29 (a)	5,478	5,560
6.50%, 04/15/32 (a)	3,910	3,783
10.00%, 01/15/33 (a) (b)	1,598	1,569
CCO Holdings, LLC
5.38%, 06/01/29 (a)	5,267	5,150
4.25%, 02/01/31 (a)	3,973	3,576
7.38%, 03/01/31 (a) (b)	2,465	2,468
4.75%, 02/01/32 (a) (b)	2,844	2,532
4.50%, 05/01/32 (b)	1,355	1,196
7.00%, 02/01/33 (a) (b)	8,185	8,021
4.25%, 01/15/34 (a) (b)	3,753	3,176
Cipher Compute LLC
7.13%, 11/15/30 (a)	6,925	7,198
CMG Media Corporation
8.88%, 06/18/29 (a) (b)	11,073	8,065
Connect Finco S.a r.l.
9.00%, 09/15/29 (a)	3,844	4,041
CSC Holdings, LLC
5.50%, 04/15/27 (a) (b)	5,610	3,758
11.75%, 01/31/29 (a)	5,911	3,591
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	727	726
8.88%, 02/01/30 (a)	3,750	3,814
9.25%, 06/01/32 (a)	6,017	6,113
Gray Media, Inc.
5.38%, 11/15/31 (a)	8,857	5,942
7.25%, 08/15/33 (a)	980	961
Hut 8 DC LLC
6.19%, 11/15/42 (a)	5,746	5,831
ION Platform Finance S.a r.l.
5.00%, 05/01/28 (a)	2,395	2,181
Level 3 Financing, Inc.
6.88%, 06/30/33 (a)	5,961	6,116
7.00%, 03/31/34 (a)	1,469	1,514
8.50%, 01/15/36 (a)	3,304	3,548
Liberty Media Corporation
0.00%, 02/01/30 (f) (g)	5,487	280
Maya
7.00%, 10/15/28 - 04/15/32 (a)	5,601	5,683
8.50%, 04/15/31 (a)	5,244	5,556
Meridian Arc Holdco LLC
6.25%, 04/30/31 (a)	626	626
Nexstar Media Group, Inc.
4.75%, 11/01/28 (a)	505	494
Nexstar Media Inc.
6.50%, 09/15/33 (a)	4,231	4,232
7.25%, 04/15/34 (a)	5,229	5,206
Optics BidCo S.p.A.
7.72%, 06/04/38 (a)	9,758	10,153
PR RNO Property Owner 1, LLC
6.50%, 05/01/31 (a)	7,635	7,606
SV RNO Property Owner 1 LLC
5.88%, 03/01/31 (a)	5,491	5,403
Virgin Media O2 Vendor Financing Notes VI Designated Activity Company
8.50%, 03/15/33 (a) (b)	7,477	6,014
WULF Compute LLC
7.75%, 10/15/30 (a)	5,528	5,804
		166,528
Industrials 10.5%
ADT Security Corporation, The
5.88%, 10/15/33 (a)	7,549	7,407
Air Canada
3.88%, 08/15/26 (a)	6,407	6,409
Boeing Company, The
7.01%, 05/01/64 (i)	3,643	4,152
Bombardier Inc.
8.75%, 11/15/30 (a)	2,904	3,064
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 02/01/32 (a)	5,107	5,291
Cimpress NV
7.38%, 09/15/32 (a) (b)	8,127	8,208
Columbus McKinnon Corporation
7.13%, 02/01/33 (a) (b)	7,455	7,455
Cyprium Corporation
6.13%, 04/15/31 (a)	2,992	2,992
6.38%, 04/15/34 (a)	262	261
Fortress Transportation And Infrastructure Investors LLC
7.00%, 05/01/31 - 06/15/32 (a)	5,207	5,375
Genesee & Wyoming Inc.
6.25%, 04/15/32 (a)	4,229	4,294
Global Infrastructure Solutions Inc.
6.38%, 07/15/34 (a)	757	761
Herc Holdings Inc.
7.00%, 06/15/30 (a)	1,942	2,010
7.25%, 06/15/33 (a)	2,243	2,336
6.00%, 03/15/34 (a) (b)	4,530	4,500
JH North America Holdings Inc.
5.88%, 01/31/31 (a)	211	212
6.13%, 07/31/32 (a)	306	308
Manitowoc Company, Inc., The
9.25%, 10/01/31 (a)	5,093	5,459
Maxam Prill S.a r.l.
7.75%, 07/15/30 (a)	4,947	5,095
Onesky Flight, LLC
8.88%, 12/15/29 (a)	6,298	6,661
Queen Mergerco, Inc.
6.75%, 04/30/32 (a)	3,093	3,190
QXO Building Products, Inc.
6.50%, 07/15/31 (a)	347	354
6.88%, 07/15/34 (a)	582	598
Rand Parent, LLC
8.50%, 02/15/30 (a)	10,783	11,109
Regal Rexnord Corporation
6.40%, 04/15/33 (i)	3,831	4,066
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (a)	6,991	7,361
Stonepeak Nile Parent LLC
7.25%, 03/15/32 (a)	3,674	3,803
TransDigm Inc.
6.75%, 08/15/28 (a)	1,833	1,851
6.38%, 03/01/29 (a)	3,751	3,804
6.63%, 03/01/32 (a)	5,038	5,168
6.00%, 01/15/33 (a)	2,064	2,084
Trivium Packaging Finance B.V.
8.25%, 07/15/30 (a)	2,266	2,391
United Airlines Holdings, Inc.
4.88%, 03/01/29	3,067	3,031
5.38%, 03/01/31	3,280	3,255
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (a)	3,311	3,263
Watco Companies, L.L.C.
7.13%, 08/01/32 (a)	3,361	3,452
Weekley Homes, LLC
6.75%, 01/15/34 (a)	9,657	9,689
Wesco Distribution, Inc.
6.38%, 03/15/29 - 03/15/33 (a)	5,472	5,592
6.63%, 03/15/32 (a)	2,813	2,899
		159,210
Energy 10.0%
Aethon United BR LP
7.50%, 10/01/29 (a)	4,428	4,602
Bip-V Chinook
5.50%, 06/15/31 (a)	6,663	6,530
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Caturus Energy, LLC
7.13%, 05/15/31 (a)	6,058	5,979
Citgo Petroleum Corporation
8.38%, 01/15/29 (a)	14,265	14,659
Crescent Energy Finance LLC
8.38%, 01/15/34 (a)	3,569	3,676
Energy Transfer LP
8.00%, 05/15/54	2,518	2,669
6.50%, 02/15/56	1,400	1,411
6.75%, 02/15/56	4,900	4,992
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (a)	5,432	5,732
Hilcorp Energy I, L.P.
6.88%, 05/15/34 (a)	7,368	7,158
7.25%, 02/15/35 (a)	2,580	2,538
Infinity Natural Resources, Inc.
7.63%, 04/01/31 (a)	9,906	9,839
ITT Holdings LLC
6.50%, 08/01/29 (a)	3,735	3,693
Kimmeridge Texas Gas, LLC
8.50%, 02/15/30 (a)	6,685	6,970
Kinetik Holdings LP
5.88%, 06/15/30 (a)	3,351	3,363
Kodiak Gas Services, LLC
6.50%, 10/01/33 (a)	4,280	4,325
6.75%, 10/01/35 (a)	3,012	3,088
NGL Energy Operating LLC
8.13%, 02/15/29 (a)	5,078	5,261
Phillips 66
5.88%, 03/15/56	6,297	6,240
6.20%, 03/15/56	1,895	1,898
SM Energy Company
6.63%, 04/15/34 (a)	9,081	8,934
Sunoco LP
7.88%, (100, 09/18/30) (a) (c)	7,150	7,436
Transmontaigne Partners LLC
8.50%, 06/15/30 (a)	7,099	7,207
Transocean Aquila Limited
8.00%, 09/30/28 (a)	606	617
Transportadora de Gas del Sur S.A.
7.75%, 11/20/35 (a)	3,078	3,163
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (a) (b) (c)	5,258	5,133
9.50%, 02/01/29 (a)	4,531	4,876
9.88%, 02/01/32 (a)	2	2
6.38%, 12/15/34 (a)	2,104	2,068
6.63%, 06/15/36 (a)	2,104	2,074
Venture Global Plaquemines LNG, LLC
6.13%, 12/15/30 (a)	1,011	1,035
7.50%, 05/01/33 (a)	1,335	1,465
7.75%, 05/01/35 (a)	2,003	2,246
6.75%, 01/15/36 (a)	245	260
		151,139
Information Technology 8.4%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (a) (b)	10,237	10,194
Amentum Escrow Corp.
7.25%, 08/01/32 (a)	5,705	5,869
AMS-Osram AG
7.25%, 05/31/32, EUR (a) (b)	6,585	7,733
Athenahealth Group Inc.
6.50%, 02/15/30 (a)	10,335	9,909
Cloud Software Group, Inc.
6.50%, 03/31/29 (a)	7,813	7,579
9.00%, 09/30/29 (a)	7,670	7,445
Coreweave, Inc.
9.75%, 10/01/31 (a)	3,843	3,829
9.63%, 07/15/32 (a)	3,775	3,720
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	2,539	2,510
5.95%, 06/15/30 (a)	8,251	8,316
Entegris, Inc.
4.38%, 04/15/28 (a)	4,302	4,239
Fortress Intermediate 3, Inc.
7.50%, 06/01/31 (a)	7,414	7,534
Imola Merger Corporation
4.75%, 05/15/29 (a)	9,039	8,857
Oak-Eagle AcquireCo, Inc.
7.25%, 07/01/33 (a)	748	783
8.75%, 07/01/34 (a)	3,466	3,678
Open Text Corporation
6.90%, 12/01/27 (a)	705	721
3.88%, 02/15/28 (a)	7,128	6,937
4.13%, 02/15/30 (a)	4,152	3,801
Qnity Electronics, Inc.
5.75%, 08/15/32 (a)	2,535	2,548
Rocket Software, Inc.
9.00%, 11/28/28 (a)	7,592	7,523
6.50%, 02/15/29 (a) (b)	8,229	7,380
ViaSat, Inc.
6.50%, 07/15/28 (a)	2,880	2,873
7.50%, 05/30/31 (a) (b)	2,864	2,893
		126,871
Health Care 5.3%
1261229 B.C. Ltd.
10.00%, 04/15/32 (a)	9,665	9,786
Bausch Health Companies Inc.
4.88%, 06/01/28 (a) (b)	1,227	1,133
Community Health Systems, Inc.
6.00%, 01/15/29 (a)	3,920	3,881
6.13%, 04/01/30 (a) (b)	5,603	5,027
10.88%, 01/15/32 (a)	3,942	4,251
9.75%, 01/15/34 (a)	4,560	4,763
Global Medical Response, Inc.
7.38%, 10/01/32 (a)	4,851	5,024
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (a)	5,349	5,242
Herbalife International, Inc.
4.88%, 06/01/29 (a)	2,579	2,413
7.75%, 05/01/33 (a)	7,489	7,583
Humana Inc.
6.63%, 09/15/56	5,061	5,039
Lifepoint Health, Inc.
9.88%, 08/15/30 (a)	3,567	3,758
MPH Acquisition Holdings LLC
5.75%, 12/31/30 (a)	2,434	2,028
Radiology Partners, Inc.
8.50%, 07/15/32 (a)	5,654	5,883
Star Parent, Inc.
9.00%, 10/01/30 (a)	4,478	4,699
Tenet Healthcare Corporation
4.25%, 06/01/29	1,858	1,804
4.38%, 01/15/30	2,480	2,401
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	2,488	2,478
4.75%, 05/09/27 (b)	3,567	3,565
		80,758
Materials 4.7%
Bond US Bidco 1 Inc.
7.13%, 06/15/33 (a)	3,586	3,624
Celanese US Holdings LLC
7.00%, 02/15/31	2,770	2,848
7.38%, 02/15/34 (b)	2,565	2,647
Commercial Metals Company
6.00%, 12/15/35 (a)	7,583	7,559
First Quantum Minerals Ltd
8.63%, 06/01/31 (a)	5,444	5,670
8.00%, 03/01/33 (a)	575	601
7.25%, 02/15/34 (a)	1,461	1,497
6.38%, 02/15/36 (a)	8,905	8,731
FMC Corporation
8.00%, 06/01/31 (a)	4,761	4,940
4.50%, 10/01/49 (b)	6,316	4,084
Fortescue Treasury Pty Ltd
4.38%, 04/01/31 (a)	3,274	3,121
Hybar LLC
7.38%, 07/01/34 (a)	8,400	8,445

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Mineral Resources Limited
9.25%, 10/01/28 (a)	6,093	6,291
6.00%, 05/01/32 (a)	3,733	3,685
6.25%, 05/01/34 (a)	4,426	4,360
Olympus Water US Holding Corporation
7.25%, 02/15/33 (a)	3,877	3,833
		71,936
Consumer Staples 4.2%
Allied Universal Holdco LLC
4.63%, 06/01/28 (a)	5,176	5,098
6.88%, 06/15/30 (a)	4,751	4,873
Coty Inc.
6.63%, 07/15/30 (a)	4,414	4,406
Grupo Nutresa S.A.
8.00%, 05/12/30 (a) (b)	3,593	3,809
9.00%, 05/12/35 (a)	2,513	2,771
ION Platform Finance S.a r.l.
7.88%, 09/30/32 (a)	1,915	1,389
JBS USA Lux S.A.
7.25%, 11/15/53	3,524	3,857
Marb Bondco PLC
3.95%, 01/29/31 (a)	12,721	11,210
Pilgrim's Pride Corporation
4.25%, 04/15/31	5,298	5,077
3.50%, 03/01/32	2,853	2,601
Raven Acquisition Holding LLC
6.88%, 11/15/31 (a) (b)	7,711	7,534
Synergy Infrastructure Holdings, LLC
7.00%, 07/15/34 (a)	6,037	6,121
United Natural Foods, Inc.
6.75%, 10/15/28 (a)	5,347	5,335
		64,081
Utilities 3.1%
NextEra Energy Capital Holdings, Inc.
6.00%, 10/01/56	1,285	1,285
6.20%, 10/01/56	1,894	1,893
NRG Energy, Inc.
5.88%, 05/15/34 (a)	1,605	1,597
6.13%, 05/15/36 (a)	2,235	2,234
PG&E Corporation
6.85%, 09/15/56	7,450	7,413
Sempra
6.40%, 10/01/54	3,727	3,744
Talen Energy Supply, LLC
6.25%, 02/01/34 (a)	4,472	4,444
6.50%, 02/01/36 (a)	6,525	6,568
Vistra Corp.
8.00%, (100, 10/15/26) (a) (c)	6,802	6,836
8.88%, (100, 01/15/29) (c) (j)	3,720	3,976
Vistra Operations Company LLC
4.38%, 05/01/29 (a)	1,018	1,000
6.88%, 04/15/32 (a)	6,596	6,830
		47,820
Real Estate 3.0%
Five Point Operating Company, LP
8.00%, 10/01/30 (a)	10,919	11,174
Greystar Real Estate Partners, LLC
7.75%, 09/01/30 (a)	5,850	6,065
Howard Hughes Corporation, The
5.88%, 03/01/32 (a)	4,288	4,238
6.13%, 03/01/34 (a) (b)	3,552	3,489
RHP Hotel Properties, LP
6.50%, 04/01/32 - 06/15/33 (a)	7,777	7,944
5.75%, 03/15/34 (a)	2,065	2,041
Service Properties Trust
0.00%, 09/30/27 (a) (k)	5,505	5,104
8.88%, 06/15/32	5,708	5,879
		45,934
Total Corporate Bonds And Notes (cost $1,317,121)		1,318,782
SENIOR FLOATING RATE INSTRUMENTS 6.0%
Communication Services 2.2%
Allen Media, LLC
2021 Term Loan B, 9.38%, (3 Month Term SOFR + 5.50%), 02/10/27 (h) (l)	2,936	1,996
Aventiv Technologies, LLC
2026 8th Amendment Incremental Bridge Loan, 10.91%, (3 Month Term SOFR + 7.00%), 09/30/26 (e) (l)	6	6
2024 Incremental Second Out Term Loan, 11.46%, (3 Month Term SOFR + 7.50%), 09/30/26 (e) (l)	179	177
2024 Bridge Term Loan, 13.94%, (3 Month Term SOFR + 10.00%), 09/30/26 (l)	134	135
2025 5th Amendment Incremental Bridge Loan, 13.94%, (3 Month Term SOFR + 10.00%), 09/30/26 (l)	70	70
CMG Media Corporation
2024 Term Loan, 7.30%, (3 Month Term SOFR + 3.50%), 06/18/29 (l)	5,646	5,088
GOGO Intermediate Holdings LLC
Term Loan B, 7.48%, (1 Month Term SOFR + 3.75%), 04/21/28 (l)	8,180	7,525
Iridium Satellite LLC
2024 Term Loan B, 5.87%, (1 Month Term SOFR + 2.25%), 09/20/30 (l)	7,706	7,702
Vantor Holdings Inc.
1st Lien Term Loan, 8.05%, (3 Month Term SOFR + 4.50%), 02/26/33 (l)	7,670	7,689
ViaSat, Inc.
2023 Term Loan, 8.26%, (1 Month Term SOFR + 4.50%), 05/30/30 (l)	3,355	3,369
		33,757
Information Technology 1.2%
Ahead DB Holdings, LLC
2024 Term Loan B4, 6.20%, (3 Month Term SOFR + 2.50%), 01/24/31 (l)	3,750	3,683
Bingo Holdings I LLC
Term Loan B, 8.45%, (3 Month Term SOFR + 4.75%), 06/11/32 (l)	3,789	3,781
Coreweave Financing DDTL V LLC
Delayed Draw Term Loan, 8.05%, (3 Month Term SOFR + 4.50%), 11/06/31 (l)	203	207
MPH Acquisition Holdings LLC
2025 Second Out Term Loan, 8.26%, (3 Month Term SOFR + 4.60%), 12/31/30 (l)	3,492	3,059
Rocket Software, Inc.
2023 USD Term Loan B, 7.37%, (1 Month Term SOFR + 3.75%), 11/28/28 (l)	3,947	3,742
SolarWinds Holdings, Inc.
2025 Term Loan, 0.00%, (SOFR + 4.00%), 03/12/32 (l) (m)	4,500	3,752
		18,224
Financials 0.7%
Aretec Group, Inc.
2025 Repriced Term Loan, 6.62%, (1 Month Term SOFR + 3.00%), 08/09/30 (l)	3,727	3,717
Cotiviti Corporation
2024 Fixed Term Loan B, 7.63%, 02/21/31	8,067	7,522
		11,239
Industrials 0.5%
Focus Financial Partners, LLC
2025 Incremental Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 09/15/31 (l)	3,840	3,742
Pitney Bowes Inc.
2025 Term Loan B, 7.45%, (3 Month Term SOFR + 3.75%), 01/31/32 (l)	3,218	3,212
		6,954
Consumer Discretionary 0.4%
Autokiniton US Holdings, Inc.
2024 Term Loan B, 7.73%, (1 Month Term SOFR + 4.00%), 04/06/28 (l)	3,601	3,584

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Sabre GLBL Inc.
2024 Term Loan B1, 9.72%, (1 Month Term SOFR + 6.00%), 11/15/29 (l)	2,015	1,791
		5,375
Energy 0.3%
Blackfin Pipeline LLC
Term Loan B, 6.63%, (1 Month Term SOFR + 3.00%), 09/29/32 (l)	4,441	4,452
Utilities 0.3%
Venture Global Calcasieu Pass, LLC
2026 Term Loan B, 6.94%, (6 Month Term SOFR + 3.25%), 04/02/33 (l)	3,793	3,800
Health Care 0.2%
Amneal Pharmaceuticals LLC
2026 Term Loan, 6.62%, (1 Month Term SOFR + 3.00%), 08/01/32 (l)	3,779	3,791
Materials 0.2%
Ineos Finance PLC
2026 USD Term Loan, 0.00%, (SOFR + 5.00%), 06/17/32 (l) (m)	3,800	3,550
Total Senior Floating Rate Instruments (cost $92,640)		91,142
GOVERNMENT AND AGENCY OBLIGATIONS 0.5%
Sovereign 0.5%
Gobierno de la Provincia de Buenos Aires
6.63%, 09/01/37 (a) (n)	4,493	3,718
Presidence de la Republique de Cote d'Ivoire
8.08%, 04/01/36 (a)	3,488	3,819
Total Government And Agency Obligations (cost $7,268)		7,537
COMMON STOCKS 0.5%
Energy 0.3%
Ascent Resources - Marcellus, LLC (e)	5	1
MPLX LP	87	4,912
Prairie Provident Resources Inc. (b) (f)	8	2
		4,915
Industrials 0.2%
LuxCo 3 (e) (f)	118	2,326
Information Technology 0.0%
New Cotai LLC (e) (f)	—	—
Total Common Stocks (cost $5,100)		7,241
RIGHTS 0.0%
Altice Financing S.A. (e) (f)	7	99
Total Rights (cost $68)		99
SHORT TERM INVESTMENTS 10.3%
Investment Companies 5.9%
JNL Government Money Market Fund - Class I, 3.53% (o) (p)	89,157	89,157
Securities Lending Collateral 4.4%
JNL Government Money Market Fund - Class SL, 3.63% (o) (p)	67,646	67,646
Total Short Term Investments (cost $156,803)		156,803
Total Investments 104.2% (cost $1,579,000)		1,581,604
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net (4.2)%		(63,895)
Total Net Assets 100.0%		1,517,713

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $1,161,170 and 76.5% of the Fund.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Convertible security.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(f) Non-income producing security.

(g) As of June 30, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(j) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) This senior floating rate interest will settle after June 30, 2026. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/PPM America High Yield Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	57,537	415,919	384,299	1,183	—	—	89,157	5.9
JNL Government Money Market Fund, 3.63% - Class SL	76,204	170,473	179,031	1,087	—	—	67,646	4.4
	133,741	586,392	563,330	2,270	—	—	156,803	10.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PPM America High Yield Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Vistra Corp., 8.88% (callable at 100, 01/15/29)	06/11/24	3,868	3,976	0.3

JNL/PPM America High Yield Bond Fund —Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Coreweave Financing DDTL V LLC, Delayed Draw Term Loan, 3 Month Term SOFR + 4.50%	369	11

JNL/PPM America High Yield Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Contracts
EUR/USD Spot Rate	(54)	September 2026	(7,882)	4	149

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,305,032	13,750	1,318,782
Senior Floating Rate Instruments[1]	—	90,970	183	91,153
Government And Agency Obligations	—	7,537	—	7,537
Common Stocks	4,914	—	2,327	7,241
Rights	—	—	99	99
Short Term Investments	156,803	—	—	156,803
	161,717	1,403,539	16,359	1,581,615
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	149	—	—	149
	149	—	—	149

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/PPM America Investment Grade Credit Fund
CORPORATE BONDS AND NOTES 90.1%
Financials 33.5%
Aercap Funding Designated Activity Company
4.88%, 07/07/31	515	512
AerCap Ireland Capital Designated Activity Company
3.00%, 10/29/28	700	674
AIG Global Funding
5.20%, 06/24/29 (a)	500	505
American Express Company
4.35%, 07/20/29	600	597
American Honda Finance Corporation
4.90%, 04/10/31	250	249
Athene Holding Ltd
6.63%, 05/19/55	150	146
Avolon Holdings Funding Limited
4.95%, 01/15/28 (a)	400	401
Banco Santander, S.A.
6.53%, 11/07/27	880	886
Bank of America Corporation
3.71%, 04/24/28	830	824
5.82%, 09/15/29	2,240	2,291
4.48%, 04/23/30	500	497
4.70%, 04/23/32	700	694
2.97%, 02/04/33	700	632
5.47%, 01/23/35	950	969
Barclays PLC
2.28%, 11/24/27	500	496
5.86%, 08/11/46	200	200
Beacon Funding Trust
6.27%, 08/15/54 (a)	100	102
Berkshire Hathaway Finance Corporation
4.20%, 08/15/48	280	229
3.85%, 03/15/52	260	197
BlackRock Finance, Inc.
2.10%, 02/25/32	380	333
BlackRock, Inc.
5.25%, 03/14/54	160	151
5.35%, 01/08/55	438	418
Blackstone Private Credit Strategies LLC
5.95%, 05/15/31 (b)	139	137
Blue Owl Credit Income Corp.
6.60%, 09/15/29	240	241
Blue Owl Finance LLC
6.25%, 04/18/34	75	73
Brookfield Asset Management Ltd.
5.80%, 04/24/35	324	330
6.08%, 09/15/55	120	121
Brown & Brown, Inc.
5.25%, 06/23/32	145	145
Caterpillar Financial Services Corporation
4.30%, 05/15/29	729	726
Citigroup Inc.
6.95%, (100, 02/15/30) (c)	500	511
4.55%, 06/18/29	770	769
4.50%, 09/11/31	570	562
3.79%, 03/17/33	900	846
6.02%, 01/24/36	200	206
CNO Financial Group, Inc.
6.45%, 06/15/34	180	188
Credit Agricole S.A.
4.66%, 01/12/32 (a)	200	197
Deutsche Bank Aktiengesellschaft
3.55%, 09/18/31	500	472
Equitable Financial Life Global Funding
4.95%, 06/09/30 (a)	700	701
European Bank for Reconstruction and Development
4.13%, 01/25/29	500	500
European Investment Bank. The
3.75%, 05/15/29	1,290	1,276
4.25%, 08/16/32	718	718
4.38%, 08/16/33	395	397
Fidelity National Information Services, Inc.
4.55%, 03/10/29	400	397
First Citizens BancShares, Inc.
5.60%, 09/05/35	400	393
Ford Motor Credit Company LLC
6.80%, 11/07/28	190	196
Goldman Sachs Bank USA
4.66%, 06/03/29	376	376
Goldman Sachs Group, Inc., The
4.69%, 10/23/30	580	577
4.37%, 10/21/31	1,600	1,564
5.43%, 06/03/37	380	381
5.56%, 11/19/45	500	486
5.54%, 01/21/47	230	222
Golub Capital Private Credit Fund
5.88%, 05/01/30	250	246
Guardian Life Insurance Co.
4.33%, 10/06/30 (a)	200	197
Guardian Life Insurance Company of America, The
3.70%, 01/22/70 (a)	200	131
HSBC Holdings PLC
4.68%, 03/10/32	655	646
International Bank for Reconstruction and Development
3.88%, 10/16/29 - 02/14/30	2,900	2,874
4.00%, 07/25/30	600	596
4.50%, 04/10/31	520	527
4.38%, 08/27/35	800	798
JPMorgan Chase & Co.
5.04%, 01/23/28	1,000	1,003
4.51%, 10/22/28	1,640	1,639
4.92%, 01/24/29	357	359
2.07%, 06/01/29	1,223	1,166
5.35%, 06/01/34	460	467
4.95%, 10/22/35	500	493
5.57%, 04/22/36	400	411
3.11%, 04/22/41	300	231
5.53%, 11/29/45	800	793
3.96%, 11/15/48	450	354
LPL Holdings, Inc.
5.65%, 03/15/35	60	60
Manulife Financial Corporation
4.99%, 12/11/35	300	295
MasterCard Incorporated
4.60%, 06/08/31	690	689
Mitsubishi UFJ Financial Group, Inc.
4.53%, 09/12/31	538	531
5.57%, 01/16/36	700	715
Mizuho Financial Group, Inc.
4.97%, 07/13/32	880	877
5.34%, 07/13/37	850	852
Morgan Stanley
5.66%, 04/18/30	830	848
4.65%, 10/18/30	1,350	1,343
4.49%, 01/16/32	463	454
5.25%, 04/21/34	1,290	1,298
5.59%, 01/18/36	300	306
5.07%, 01/30/37	700	685
5.95%, 01/19/38	280	288
5.90%, 03/13/47	250	253
5.52%, 11/19/55	400	387
Morgan Stanley Private Bank, National Association
4.47%, 11/19/31	1,090	1,071
NatWest Group PLC
5.12%, 05/23/31	450	453
North Haven Private Income Fund LLC
5.13%, 09/25/28 (a)	110	107
Northwestern Mutual Life Foundation, Inc.
6.17%, 05/29/55 (a)	210	216
PNC Financial Services Group, Inc., The
6.04%, 10/28/33	685	722
5.58%, 01/29/36	300	307
Protective Life Corporation
4.70%, 01/15/31 (a)	371	366

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Royal Bank of Canada
4.40%, 04/17/30	400	397
4.97%, 08/02/30	800	806
Skandinaviska Enskilda Banken AB
4.50%, 09/03/30 (a)	400	396
The Bank Of New York Mellon Corporation
6.32%, 10/25/29	450	466
5.32%, 06/06/36	400	405
Toyota Motor Credit Corporation
4.60%, 03/11/33	480	471
U.S. Bancorp
5.08%, 05/15/31	300	303
U.S. Bank National Association
4.73%, 05/15/28 (d)	600	601
UBS AG
4.30%, 03/16/29	500	498
UBS Group AG
6.25%, 09/22/29 (a)	500	515
Wells Fargo & Company
4.58%, 05/20/29	890	888
5.24%, 01/24/31	600	608
5.43%, 01/23/47	800	768
		58,887
Health Care 11.3%
180 Medical, Inc.
5.30%, 10/08/35 (a)	200	196
Abbott Laboratories
4.00%, 03/15/31	920	896
5.50%, 03/15/56	650	637
AbbVie Inc.
4.80%, 03/15/29	800	806
4.25%, 11/21/49	1,000	815
5.55%, 03/15/56	408	401
Advocate Health and Hospitals Corporation
3.01%, 06/15/50	200	132
Alcon Finance Corporation
3.00%, 09/23/29 (a)	300	285
2.60%, 05/27/30 (a)	480	443
Amgen Inc.
5.25%, 03/02/30	970	987
5.65%, 03/02/53	570	555
Augusta SpinCo Corporation
4.95%, 03/23/33	313	311
Bayer US Finance II LLC
4.63%, 06/25/38 (a)	270	246
Cencora, Inc.
5.15%, 02/15/35	400	399
Cigna Group, The
2.38%, 03/15/31	340	306
5.25%, 01/15/36	300	301
CVS Health Corporation
4.78%, 03/25/38	780	731
Elevance Health, Inc.
5.00%, 01/15/36	600	588
6.10%, 10/15/52	100	102
Eli Lilly and Company
5.05%, 08/14/54	500	464
5.60%, 05/20/56	590	593
5.70%, 05/20/66	100	101
EMD Finance LLC
4.38%, 10/15/30 (a)	600	592
4.63%, 10/15/32 (a)	243	239
Gilead Sciences, Inc.
4.80%, 04/01/44	400	364
HCA Inc.
4.60%, 11/15/32	200	195
5.45%, 09/15/34	200	202
4.63%, 03/15/52	400	325
6.20%, 03/01/55	400	407
Humana Inc.
5.75%, 04/15/54	150	141
Indiana University Health, Inc.
2.85%, 11/01/51	200	126
Labcorp Holdings Inc.
4.35%, 04/01/30	960	947
Mars, Incorporated
3.88%, 04/01/39 (a)	610	529
5.65%, 05/01/45 (a)	260	258
5.70%, 05/01/55 (a)	70	69
McKesson Corporation
4.65%, 05/30/30	200	200
Merck & Co., Inc.
4.95%, 05/22/33	210	211
5.50%, 03/15/46	420	415
5.00%, 05/17/53	140	127
Novartis Capital Corporation
4.60%, 03/18/33	503	498
5.70%, 03/18/56	271	276
Pfizer Investment Enterprises Pte. Ltd
5.30%, 05/19/53	340	320
Roche Holdings, Inc.
5.59%, 11/13/33 (a)	300	314
Royalty Pharma PLC
3.30%, 09/02/40	900	697
STERIS Irish FinCo Unlimited Company
3.75%, 03/15/51	240	172
Takeda Pharmaceutical Company Limited
5.30%, 07/05/34	560	566
UnitedHealth Group Incorporated
4.95%, 01/15/32	500	503
4.25%, 06/15/48	720	585
5.38%, 04/15/54	240	226
		19,799
Utilities 9.0%
AES Corporation, The
5.20%, 07/15/29	325	327
5.75%, 07/15/33	154	155
American Water Capital Corp.
5.70%, 09/01/55	220	218
CHPE LLC
4.88%, 06/30/31 (a)	590	589
5.35%, 06/30/36 (a)	274	273
Comision Federal De Electricidad, E.P.E.
6.05%, 01/28/34 (a)	270	265
Consolidated Edison Company of New York, Inc.
4.45%, 03/15/44	350	302
Dominion Energy, Inc.
6.15%, 12/15/56	297	298
6.25%, 12/15/56 (b)	206	207
Duke Energy Corporation
5.15%, 06/15/36	155	155
4.25%, 12/15/41	290	252
Duke Energy Florida, LLC
5.95%, 11/15/52	390	400
Duke Energy Progress, LLC
4.10%, 03/15/43	320	267
5.55%, 03/15/55	540	525
Electricite de France
5.25%, 04/22/36 (a)	1,100	1,080
Entergy Corporation
5.88%, 06/15/56	500	500
Entergy Utility Assets, LLC
5.15%, 09/15/34	200	202
Essential Utilities, Inc.
2.70%, 04/15/30	500	464
5.13%, 03/15/36	93	92
Exelon Corporation
6.50%, 03/15/55	200	205
Florida Power & Light Company
5.30%, 06/15/34	256	261
3.95%, 03/01/48	610	478
5.70%, 03/15/55	67	67
5.75%, 06/01/56	159	160
5.60%, 02/15/66	272	262
Interstate Power and Light Company
5.60%, 06/29/35	354	363

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
NextEra Energy Capital Holdings, Inc.
6.00%, 10/01/56	301	301
6.20%, 10/01/56	299	299
Niagara Mohawk Power Corporation
6.00%, 07/03/55 (a)	230	229
NiSource Inc.
5.85%, 04/01/55	250	248
Oncor Electric Delivery Company LLC
3.10%, 09/15/49	430	283
Pacific Gas and Electric Company
4.50%, 07/01/40	500	430
6.75%, 01/15/53	330	346
6.70%, 04/01/53	230	239
6.00%, 05/01/56	150	143
Piedmont Natural Gas Company, Inc.
5.05%, 05/15/52	210	188
PT. Perusahaan Listrik Negara
4.75%, 02/03/31 (a)	924	904
Public Service Company of Colorado
5.15%, 09/15/35	1,000	995
Public Service Electric And Gas Company
5.45%, 03/01/54	150	145
San Diego Gas & Electric Company
5.35%, 04/01/53	360	336
5.95%, 03/15/56	89	90
Sempra
5.25%, 03/15/36	173	171
6.40%, 10/01/54	350	352
Southern California Edison Company
4.88%, 02/01/27	250	250
4.65%, 10/01/43	350	296
5.88%, 12/01/53	210	200
Southern California Gas Company
6.00%, 06/15/55	491	498
5.90%, 06/01/56	576	576
		15,886
Communication Services 7.1%
Alphabet Inc.
1.90%, 08/15/40	270	179
5.50%, 02/15/46	780	767
AT&T Inc.
4.85%, 03/01/39	740	688
4.30%, 12/15/42	730	602
5.85%, 04/30/46	550	529
3.65%, 06/01/51	1,150	783
6.20%, 10/30/56	630	623
Bell Canada Inc.
5.45%, 11/15/36	806	801
Charter Communications Operating, LLC
3.50%, 06/01/41 - 03/01/42	510	353
5.38%, 05/01/47	300	242
Comcast Corporation
2.89%, 11/01/51	390	221
Cox Communications, Inc.
5.95%, 09/01/54 (a)	200	172
Hut 8 DC LLC
6.19%, 11/15/42 (a)	526	534
Meta Platforms, Inc.
5.50%, 11/15/45	450	417
6.20%, 05/15/46	200	200
5.60%, 05/15/53	200	182
5.63%, 11/15/55	350	317
6.30%, 05/15/56	326	324
5.55%, 08/15/64	210	183
SoftBank Corp.
5.33%, 07/09/35 (a)	620	612
Space Exploration Technologies Corp.
5.35%, 07/15/31 (a)	200	199
5.65%, 07/15/33 (a)	400	397
T-Mobile USA, Inc.
4.95%, 03/15/28	660	664
2.25%, 11/15/31	330	290
5.75%, 01/15/34	500	518
5.65%, 01/15/53	200	188
5.70%, 01/15/56	280	265
Verizon Communications Inc.
4.75%, 01/15/33	283	279
5.75%, 11/30/45	350	340
5.88%, 11/30/55	300	291
Vodafone Group Public Limited Company
6.10%, 06/18/56	400	393
		12,553
Information Technology 6.9%
Apple Inc.
3.45%, 02/09/45	330	251
4.38%, 05/13/45	120	104
3.95%, 08/08/52	500	386
Applied Materials, Inc.
4.60%, 01/15/36	625	606
AppLovin Corporation
5.13%, 12/01/29	360	363
5.38%, 12/01/31	580	588
Broadcom Inc.
4.35%, 02/15/30	470	465
4.60%, 07/15/30 - 01/15/33	656	650
4.90%, 07/15/32	456	457
Cisco Systems, Inc.
4.85%, 02/26/29	460	465
5.30%, 02/26/54	260	245
Foundry JV Holdco LLC
6.15%, 01/25/32 (a)	470	494
Intel Corporation
4.80%, 10/01/41	200	179
Microsoft Corporation
2.53%, 06/01/50	830	493
NVIDIA Corporation
4.25%, 06/15/28	880	878
5.55%, 06/15/46	555	551
5.63%, 06/15/56	581	577
NXP B.V.
3.15%, 05/01/27	570	564
Oracle Corporation
4.95%, 02/04/31	250	245
3.65%, 03/25/41	450	323
5.88%, 09/26/45	680	594
4.00%, 11/15/47	340	226
6.10%, 09/26/65	280	234
Salesforce, Inc.
5.20%, 03/15/33	300	300
5.55%, 03/15/36	500	498
ServiceNow, Inc.
5.05%, 05/15/33	384	384
Synopsys, Inc.
4.85%, 04/01/30	968	970
		12,090
Industrials 6.4%
Aircastle Limited
6.50%, 07/18/28 (a)	250	257
Amcor Finance (USA), Inc.
5.63%, 05/26/33	280	288
Amrize Finance US LLC
4.95%, 04/07/30	391	393
Boeing Company, The
6.30%, 05/01/29 (e)	660	687
6.53%, 05/01/34 (e)	370	403
5.81%, 05/01/50 (e)	330	325
Burlington Northern Santa Fe, LLC
5.20%, 04/15/54	700	651
5.50%, 03/15/55	330	321
Canadian Pacific Kansas City Limited
3.10%, 12/02/51	170	111
5.50%, 03/15/56	250	241
CRH America Finance, Inc.
4.40%, 02/09/31	612	602
5.00%, 02/09/36	216	211
Element Fleet Management Corp.
5.04%, 03/25/30 (a)	460	463

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Flowserve Corporation
5.70%, 05/15/36	147	148
GATX Corporation
6.90%, 05/01/34	290	320
5.50%, 06/15/35	150	152
Honeywell Aerospace Inc.
4.60%, 03/16/33 (a)	181	178
4.95%, 03/16/36 (a)	348	343
Jacobs Solutions Inc.
4.75%, 03/03/31	200	198
Norfolk Southern Corporation
3.16%, 05/15/55	580	371
Paychex, Inc.
5.35%, 04/15/32	345	349
Regal Rexnord Corporation
6.05%, 04/15/28 (e)	400	408
6.40%, 04/15/33 (e)	350	371
Republic Services, Inc.
4.88%, 04/01/29	100	101
RTX Corporation
6.00%, 03/15/31	500	528
6.10%, 03/15/34	400	429
5.38%, 02/27/53	220	211
Smurfit Kappa Treasury Unlimited Company
5.78%, 04/03/54	200	199
Smurfit Westrock Financing Designated Activity Company
5.19%, 01/15/36	500	495
UL Solutions Inc.
6.50%, 10/20/28	700	725
Union Pacific Corporation
3.95%, 08/15/59	170	126
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (a)	157	155
Waste Connections, Inc.
5.00%, 03/01/34	510	510
		11,270
Consumer Staples 5.2%
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	1,190	1,211
Ashtead Capital, Inc.
4.00%, 05/01/28 (a)	350	344
B.A.T Capital Corporation
7.08%, 08/02/53	330	372
Bunge Limited Finance Corp.
5.15%, 08/04/35	622	619
Cargill, Incorporated
5.38%, 10/23/55 (a)	270	258
Coca-Cola Company, The
5.30%, 05/13/54	350	338
CSL Finance PLC
4.25%, 04/27/32 (a)	200	192
5.11%, 04/03/34 (a)	300	300
JBS USA Holding Lux S.a r.l.
6.25%, 03/01/56	270	264
6.38%, 04/15/66	300	294
JBS USA Lux S.A.
7.25%, 11/15/53	270	296
Keurig Dr Pepper Inc.
3.95%, 04/15/29	560	549
Nestle Capital Corporation
4.88%, 03/12/34 (a)	210	211
Philip Morris International Inc.
4.00%, 10/29/30	800	779
4.75%, 11/01/31	700	702
Southern California, University of
3.84%, 10/01/47	450	359
Trustees of Columbia University In The City of New York, The
4.36%, 10/01/35	447	431
Unilever Capital Corporation
5.00%, 12/08/33	300	305
University of Chicago, The
2.76%, 04/01/45	350	276
Walmart Inc.
4.00%, 04/30/29	600	595
4.50%, 04/15/53	420	365
		9,060
Energy 4.7%
BP Capital Markets America Inc.
2.94%, 06/04/51	300	190
Cheniere Energy Partners, L.P.
5.35%, 11/30/36 (a)	322	320
Cheniere Energy, Inc.
5.20%, 07/30/36 (a)	103	101
Energy Transfer LP
5.70%, 04/01/35	210	215
5.80%, 06/15/38	270	275
5.00%, 05/15/50	500	424
Enterprise Products Operating LLC
4.60%, 01/15/31	313	312
5.20%, 01/15/36	170	171
5.70%, 02/15/42	550	559
Exxon Mobil Corporation
4.23%, 03/19/40	400	360
MPLX LP
6.20%, 09/15/55	300	301
Ovintiv Canada ULC
6.25%, 07/15/33	70	74
Pioneer Natural Resources Company
1.90%, 08/15/30	300	269
Rio Grande LNG, LLC
5.50%, 01/30/34 (a)	430	428
6.15%, 06/30/41 (a)	375	376
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	850	842
Shell Finance US Inc.
3.00%, 11/26/51 (a)	250	162
Targa Resources Corp.
6.15%, 03/01/29	850	880
TransCanada PipeLines Limited
6.38%, 10/17/56	45	45
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (a)	600	573
Williams Companies, Inc., The
5.30%, 09/30/35 - 08/15/52	840	809
5.15%, 03/15/36	594	584
		8,270
Materials 3.9%
Amcor Flexibles North America, Inc.
5.50%, 03/17/35 (b)	250	254
Anglo American Capital PLC
5.00%, 03/21/33 (a)	500	496
Antofagasta PLC
5.63%, 09/09/35 (a)	200	203
CEMEX S.A.B. de C.V.
5.75%, 06/05/36	722	720
Corporacion Nacional del Cobre de Chile
5.53%, 01/30/37 (a)	250	246
6.78%, 01/13/55 (a)	250	268
Ecolab Inc.
5.15%, 06/15/33	433	439
5.00%, 09/01/35	150	149
Georgia-Pacific LLC
4.40%, 05/15/29 (a)	890	885
4.60%, 05/15/31 (a)	890	883
Glencore Funding LLC
5.19%, 04/01/30 (a)	164	166
5.67%, 04/01/35 (a)	150	154
Mosaic Company, The
4.35%, 01/15/29	400	396
Newmont Corporation
5.35%, 03/15/34	550	564
Nutrien Ltd.
4.85%, 05/29/31	207	207
5.40%, 06/21/34	300	304
Sonoco Products Company
4.45%, 09/01/26	143	143

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
4.60%, 09/01/29	370	368
		6,845
Consumer Discretionary 1.1%
Amazon.com, Inc.
5.80%, 03/13/56	310	308
5.95%, 03/13/66	370	368
Flutter Treasury Designated Activity Company
5.88%, 06/04/31 (a)	330	329
General Motors Company
5.63%, 04/15/30	380	389
Lowe`s Companies, Inc.
3.00%, 10/15/50	300	190
McDonald's Corporation
5.45%, 08/14/53	180	173
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	120	117
		1,874
Real Estate 1.0%
CoStar Group, Inc.
2.80%, 07/15/30 (a)	480	432
ERP Operating Limited Partnership
4.95%, 06/15/32	140	141
National Health Investors, Inc.
5.35%, 02/01/33	250	247
ProLogis, L.P.
5.25%, 06/15/53	170	161
Realty Income Corporation
4.75%, 04/15/33	304	300
VICI Properties Inc.
4.13%, 08/15/30 (a)	450	432
		1,713
Total Corporate Bonds And Notes (cost $158,532)		158,247
GOVERNMENT AND AGENCY OBLIGATIONS 4.6%
Sovereign 2.7%
Gobierno Federal de los Estados Unidos Mexicanos
5.38%, 03/22/33	513	502
6.25%, 08/27/37 (b)	456	457
6.34%, 05/04/53	460	430
Israel, State of
5.50%, 03/12/34	520	527
Republic of Indonesia, The Government of, The
4.30%, 04/16/31	800	780
5.69%, 05/29/36	254	258
ROP Sukuk Trust
5.05%, 06/06/29 (a)	960	966
Segretariato Generale Della Presidenza Della Repubblica
3.88%, 05/06/51	200	146
Urzad Rady Ministrow
5.38%, 04/14/36	200	201
5.50%, 03/18/54	400	377
		4,644
U.S. Treasury Note 1.1%
Treasury, United States Department of
4.50%, 05/15/27	2,000	2,007
Municipal 0.5%
Metropolitan Transportation Authority
6.81%, 11/15/40	125	138
New Jersey Turnpike Authority
7.10%, 01/01/41	250	285
Texas, State of
5.52%, 04/01/39	234	237
The University of Texas System
4.79%, 08/15/46	230	219
		879
U.S. Treasury Bond 0.3%
Treasury, United States Department of
4.63%, 02/15/46	500	480
Total Government And Agency Obligations (cost $8,005)		8,010
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.1%
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	225	218
Series 2016-A-2, 3.65%, 06/15/28	185	179
British Airways PLC
Series 2018-AA-1, 3.80%, 09/20/31	194	188
Series 2019-1, 3.30%, 12/15/32	274	258
Compass Datacenters Issuer II, LLC
Series 2025-A1-2A, 4.93%, 11/25/30	661	642
DLLAD 2024-1 LLC
Series 2024-A2-1A, 5.50%, 08/20/27	76	76
GreatAmerica Financial Services Corporation
Series 2025-A2-2, 4.22%, 11/15/27	665	665
Greatamerica Leasing Receivables Funding, L.L.C.
Series 2025-A2-1, 4.52%, 04/15/27	543	543
J.P. Morgan Mortgage Trust 2025-NQM1
Series 2025-A1-NQM4, REMIC, 4.95%, 10/25/29 (f) (g)	507	502
J.P. Morgan Mortgage Trust 2026-NQX2
Series 2026-A1LC-NQX2, REMIC, 5.63%, 10/25/66 (g)	437	437
OBX 2025-NQM20 Trust
Series 2025-A1-NQM20, REMIC, 5.02%, 10/25/65 (f) (g)	450	447
OBX 2026-NQM4 Trust
Series 2026-A1-NQM4, REMIC, 5.17%, 02/25/66 (f) (g)	385	383
QTS Issuer ABS II LLC
Series 2026-A23-6A, 5.98%, 07/05/56	267	268
RIDE 2025-SHRE
Series 2025-A-SHRE, REMIC, 5.44%, 02/14/30 (f)	210	212
United Airlines Pass Through Certificates, Series 2016-2
Series 2024-AA-1, 5.45%, 02/15/37	599	609
United Airlines Pass Through Certificates, Series 2019-1
Series 2019-AA-1, 4.15%, 08/25/31	263	255
United Airlines Pass Through Certificates, Series 2023-1
Series 2023-1, 5.80%, 01/15/36	1,320	1,368
Total Non-U.S. Government Agency Asset-Backed Securities (cost $7,204)		7,250
SHORT TERM INVESTMENTS 2.5%
Investment Companies 1.9%
JNL Government Money Market Fund - Class I, 3.53% (h) (i)	3,371	3,371
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 3.63% (h) (i)	1,084	1,084
Total Short Term Investments (cost $4,455)		4,455
Total Investments 101.3% (cost $178,196)		177,962
Other Derivative Instruments (0.0)%		(6)
Other Assets and Liabilities, Net (1.3)%		(2,363)
Total Net Assets 100.0%		175,593

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $22,874 and 13.0% of the Fund.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/PPM America Investment Grade Credit Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	910	43,001	40,540	42	—	—	3,371	1.9
JNL Government Money Market Fund, 3.63% - Class SL	2,846	7,674	9,436	24	—	—	1,084	0.6
	3,756	50,675	49,976	66	—	—	4,455	2.5

Summary of Investments by Country^	Total Long Term Investments
United States of America	76.8%
Multi-National	4.4
United Kingdom	2.6
Japan	2.4
Canada	2.1
Ireland	1.8
Switzerland	1.7
Mexico	1.4
Indonesia	1.1
Germany	0.9
France	0.7
Belgium	0.7
Philippines	0.6
Spain	0.5
Australia	0.5
Chile	0.4
Poland	0.3
Netherlands	0.3
Israel	0.3
Sweden	0.2
Brazil	0.2
Italy	0.1
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/PPM America Investment Grade Credit Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
U.S. Bank National Association, 4.73%, 05/15/28	05/12/25	600	601	0.3

JNL/PPM America Investment Grade Credit Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	15	September 2026	1,644	(4)	4
United States 2 Year Note	35	October 2026	7,213	(4)	1
United States Long Bond	24	September 2026	2,654	(16)	70
				(24)	75
Short Contracts
United States 10 Year Ultra Bond	(13)	September 2026	(1,466)	5	4
United States 5 Year Note	(18)	October 2026	(1,928)	4	2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PPM America Investment Grade Credit Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
United States Ultra Bond	(12)	September 2026	(1,371)	9	(23)
				18	(17)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/PPM America Investment Grade Credit Fund
Assets - Securities
Corporate Bonds And Notes	—	158,247	—	158,247
Government And Agency Obligations	—	8,010	—	8,010
Non-U.S. Government Agency Asset-Backed Securities	—	7,250	—	7,250
Short Term Investments	4,455	—	—	4,455
	4,455	173,507	—	177,962
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	81	—	—	81
	81	—	—	81
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(23)	—	—	(23)
	(23)	—	—	(23)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 55.0%
Mortgage-Backed Securities 22.1%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31 - 11/01/51	2,761	2,375
3.00%, 05/01/34 - 06/01/52	12,155	10,801
2.00%, 04/01/36 - 09/01/51	17,372	14,850
4.00%, 10/01/37 - 06/01/48	6,015	5,761
5.00%, 02/01/38 - 05/01/56	16,131	15,936
4.50%, 07/01/38 - 11/01/48	1,009	999
3.50%, 04/01/42 - 05/01/48	6,455	5,955
5.50%, 10/01/53 - 09/01/54	19,637	19,750
6.00%, 11/01/53 - 03/01/54	7,627	7,819
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 01/01/52	11,025	9,733
3.00%, 04/01/31 - 05/01/53	23,166	20,700
5.00%, 06/01/35 - 04/01/53	9,324	9,245
2.00%, 10/01/35 - 03/01/52	29,652	24,099
4.00%, 10/01/37 - 09/01/49	9,120	8,687
4.50%, 05/01/38 - 09/01/52	5,158	5,043
3.50%, 11/01/42 - 08/01/49	7,267	6,734
5.50%, 02/01/53	2,281	2,305
6.00%, 10/01/53	1,909	1,958
TBA, 5.50%, 06/01/56 - 07/15/56 (a)	30,080	30,263
TBA, 6.00%, 08/15/56 (a)	7,550	7,688
Government National Mortgage Association
5.00%, 08/20/41 - 01/20/55	2,354	2,327
3.50%, 06/20/43 - 03/20/50	7,477	6,897
4.00%, 05/20/44 - 03/20/50	3,780	3,582
3.00%, 07/20/45 - 04/20/50	3,867	3,470
4.50%, 12/20/48 - 05/20/49	1,133	1,109
2.50%, 08/20/50 - 09/20/50	6,795	5,813
TBA, 2.50%, 07/15/56 (a)	7,350	6,274
Government National Mortgage Association II
2.50%, 03/20/51 - 04/20/52	12,870	11,003
3.00%, 03/20/51 - 06/20/52	4,999	4,445
2.00%, 10/20/51 - 01/20/52	5,780	4,740
3.50%, 05/20/52	367	334
4.50%, 08/20/52 - 06/20/53	11,502	11,140
4.00%, 10/20/52 - 04/20/53	3,103	2,919
5.00%, 10/20/52 - 04/20/53	4,415	4,381
		279,135
U.S. Treasury Note 20.1%
Treasury, United States Department of
3.75%, 08/15/27 - 05/15/28	77,060	76,594
4.63%, 04/30/29 - 09/30/30	11,400	11,557
4.13%, 11/30/29 - 05/31/32	33,110	33,001
3.88%, 06/30/30	62,380	61,668
4.88%, 10/31/30	3,750	3,849
3.50%, 11/30/30	22,770	22,133
2.88%, 05/15/32	27,478	25,513
4.38%, 05/15/34	19,655	19,667
		253,982
U.S. Treasury Bond 12.2%
Treasury, United States Department of
3.75%, 08/15/41 - 11/15/43	18,998	16,693
3.13%, 11/15/41	11,200	9,151
4.13%, 08/15/44	19,330	17,482
2.50%, 02/15/45 - 02/15/46	34,665	24,277
4.75%, 02/15/45 - 05/15/55	32,890	32,023
3.00%, 02/15/48	16,488	12,137
2.88%, 05/15/49	20,310	14,424
2.25%, 08/15/49	23,095	14,359
4.00%, 11/15/52	16,510	14,121
		154,667
U.S. Government Agency Obligations 0.5%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (b)	7,104	6,212
Sovereign 0.1%
Gobierno Federal de los Estados Unidos Mexicanos
6.25%, 08/27/37	1,530	1,532
Total Government And Agency Obligations (cost $729,947)		695,528
CORPORATE BONDS AND NOTES 30.7%
Financials 11.1%
Athene Holding Ltd
6.63%, 05/19/55	2,074	2,013
Atlas Warehouse Lending Company, L.P.
4.63%, 11/15/28 (c)	1,900	1,874
5.25%, 01/15/33 (c)	541	533
Bank of America Corporation
5.52%, 10/25/35	2,535	2,547
Barclays PLC
7.63%, (100, 03/15/35) (d) (e) (f)	1,772	1,852
Big Sky Funding LLC
8.50%, 12/31/31 (g)	2,000	2,000
5.75%, 06/20/32 (g)	2,999	2,999
Blue Owl Technology Finance Corp.
6.10%, 03/15/28	1,958	1,951
Capital One Financial Corporation
6.38%, 06/08/34	1,732	1,832
6.18%, 01/30/36	2,627	2,689
CIMIC Finance Limited
6.00%, 04/22/36 (c)	3,039	2,999
Citadel Limited Partnership
6.38%, 01/23/32 (c) (h)	2,402	2,500
Citigroup Inc.
6.02%, 01/24/36	2,776	2,859
Daimler Trucks Finance North America LLC
4.58%, (SOFR + 0.96%), 09/25/27 (c) (i)	3,995	4,010
First Citizens BancShares, Inc.
4.87%, 03/03/32	3,380	3,289
Ford Motor Credit Company LLC
4.13%, 08/17/27	632	626
7.35%, 11/04/27	3,456	3,551
6.05%, 11/05/31	1,340	1,355
General Motors Financial Company, Inc.
4.96%, (SOFR + 1.35%), 05/08/27 (i)	4,700	4,725
Global Atlantic Financial Company
7.95%, 10/15/54 (c)	2,734	2,747
Goldman Sachs Group, Inc., The
5.09%, 04/20/34	1,294	1,288
5.43%, 06/03/37	1,595	1,600
5.56%, 11/19/45	2,724	2,647
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28	759	755
Golub Capital Private Credit Fund
5.45%, 08/15/28	967	956
5.80%, 09/12/29	3,890	3,847
Henneman Trust
6.58%, 05/15/55 (c)	1,646	1,705
Jane Street Group, LLC
6.75%, 05/01/33 (c)	1,226	1,260
JPMorgan Chase & Co.
6.10%, (100, 07/01/31) (e)	6,440	6,520
5.57%, 04/22/36	8,605	8,843
Macquarie AirFinance Holdings Limited
6.40%, 03/26/29 (c)	4,199	4,325
MassMutual Global Funding II
4.37%, (SOFR + 0.74%), 04/09/27 (c) (i)	7,690	7,712
Mizuho Financial Group, Inc.
4.78%, 07/13/30	4,190	4,186
4.97%, 07/13/32	4,190	4,177
Morgan Stanley
4.65%, (SOFR + 1.02%), 04/13/28 (i)	6,000	6,019
5.07%, 01/30/37	2,560	2,505
5.30%, 04/10/37	1,296	1,290
Morgan Stanley Bank, N.A.
4.50%, (SOFR + 0.86%), 05/26/28 (i) (j)	2,005	2,010
Morgan Stanley Private Bank, National Association
4.73%, 07/18/31	2,555	2,543

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Nomura Holdings, Inc.
5.00%, 06/29/29	1,736	1,740
North Haven Private Income Fund LLC
5.13%, 09/25/28 (c)	1,211	1,183
Northern Trust Corporation
5.12%, 11/19/40	2,611	2,552
Northwestern Mutual Life Foundation, Inc.
6.05%, 06/30/56 (c)	2,508	2,557
PACCAR Financial Corp.
4.30%, 06/18/29	1,863	1,857
Protective Life Corporation
5.35%, 12/15/35 (c)	3,322	3,266
Rocket Companies, Inc.
6.50%, 06/15/34 (c)	402	412
SLM Corporation
6.50%, 05/15/32	2,535	2,531
Stripe Global Holdings Inc.
4.88%, 03/26/29 (g)	2,000	1,967
5.17%, 03/26/31 (g)	2,000	1,955
Wells Fargo & Company
4.70%, (SOFR + 1.07%), 04/22/28 (i)	3,523	3,537
Western-Southern Global Funding
4.25%, 01/29/29 (c)	3,541	3,499
		140,195
Utilities 3.2%
AES Corporation, The
5.20%, 07/15/29	1,556	1,565
5.75%, 07/15/33	1,469	1,477
American Water Capital Corp.
4.63%, 06/01/29	2,161	2,163
CHPE LLC
5.10%, 06/30/33 (c)	3,577	3,566
5.35%, 06/30/36 (c)	1,974	1,968
Dominion Energy, Inc.
6.15%, 12/15/56	2,847	2,854
6.25%, 12/15/56 (d)	983	987
Electricite de France
5.25%, 04/22/36 (c)	3,242	3,182
Entergy Corporation
6.10%, 06/15/56	3,166	3,171
Essential Utilities, Inc.
5.13%, 03/15/36	682	672
Evergy Missouri West, Inc.
4.70%, 05/21/29 (c)	1,441	1,440
NextEra Energy Capital Holdings, Inc.
6.00%, 10/01/56	1,431	1,431
6.20%, 10/01/56	2,108	2,106
6.63%, 10/01/66	2,131	2,163
Pacific Gas and Electric Company
6.75%, 01/15/53	1,419	1,487
6.00%, 05/01/56	1,240	1,185
Pinnacle West Capital Corporation
4.65%, 06/01/29	2,146	2,146
Sempra
5.25%, 03/15/36	1,259	1,243
Talen Energy Supply, LLC
6.25%, 02/01/34 (c)	558	555
6.50%, 02/01/36 (c)	930	936
Vistra Operations Company LLC
6.95%, 10/15/33 (c)	3,532	3,839
		40,136
Communication Services 3.1%
Alphabet Inc.
5.65%, 02/15/56	3,269	3,225
APLD ComputeCo 2 LLC
6.75%, 03/15/31 (c)	1,557	1,563
AT&T Inc.
5.85%, 04/30/46	4,330	4,167
6.00%, 04/30/56	3,491	3,376
Beacon Point DC LLC
6.13%, 11/30/42 (c)	3,140	3,169
Charter Communications Operating, LLC
6.48%, 10/23/45	2,280	2,093
Hut 8 DC LLC
6.19%, 11/15/42 (c)	3,796	3,852
Meridian Arc Holdco LLC
6.25%, 04/30/31 (c)	420	420
Meta Platforms, Inc.
6.20%, 05/15/46	2,413	2,412
PR RNO Property Owner 1, LLC
6.50%, 05/01/31 (c)	1,964	1,957
Space Exploration Technologies Corp.
5.35%, 07/15/31 (c)	3,510	3,498
5.65%, 07/15/33 (c)	4,210	4,179
6.60%, 07/15/46 (c)	4,210	4,097
Wayfair LLC
7.13%, 05/31/34 (c)	1,280	1,315
		39,323
Materials 2.7%
Anglo American Capital PLC
5.25%, 03/19/36 (c)	1,933	1,912
CEMEX S.A.B. de C.V.
5.75%, 06/05/36	5,161	5,147
Corporacion Nacional del Cobre de Chile
6.78%, 01/13/55 (c)	1,092	1,169
Ecolab Inc.
5.15%, 06/15/33	4,113	4,168
5.35%, 06/15/36	2,614	2,656
First Quantum Minerals Ltd
8.00%, 03/01/33 (c)	340	355
6.38%, 02/15/36 (c)	2,202	2,159
Georgia-Pacific LLC
4.90%, 05/15/33 (c)	4,100	4,079
Glencore Funding LLC
5.63%, 04/04/34 (c)	2,460	2,525
5.51%, 04/01/36 (c)	3,270	3,290
Hybar LLC
7.38%, 07/01/34 (c)	1,847	1,857
Mineral Resources Limited
6.25%, 05/01/34 (c)	1,861	1,833
Nutrien Ltd.
5.35%, 05/29/36	2,522	2,517
		33,667
Consumer Discretionary 1.9%
Brightstar Lottery PLC
5.75%, 01/15/33 (c)	2,085	2,043
Carnival Corporation
5.13%, 05/01/29 (c)	2,003	1,998
5.75%, 08/01/32 (c)	2,910	2,939
6.13%, 02/15/33 (c)	2,983	3,020
Hyundai Capital America
4.66%, (SOFR + 1.04%), 06/24/27 (c) (i)	4,450	4,467
Mobility Global Inc.
5.05%, 06/15/29 (c)	1,728	1,731
Resorts World Las Vegas LLC
8.45%, 07/27/30 (c)	1,410	1,389
4.63%, 04/06/31 (c)	1,700	1,415
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31 (c)	1,480	1,494
Univision Communications Inc.
8.88%, 04/15/33 (c)	1,913	1,881
Voyager Parent, LLC
9.25%, 07/01/32 (c)	1,740	1,839
		24,216
Health Care 1.8%
Augusta SpinCo Corporation
4.95%, 03/23/33	2,302	2,288
Cencora, Inc.
4.90%, 02/13/36	1,333	1,299
Eli Lilly and Company
4.65%, 05/20/33	3,217	3,199
Horseshoe Funding Trust II
6.89%, 11/15/55 (c)	2,262	2,372
Humana Inc.
6.63%, 09/15/56	1,270	1,265
Mars, Incorporated
3.74%, 10/11/27 (g) (j)	1,200	1,188

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Medline Borrower, LP
5.00%, 06/15/31 (c)	4,260	4,236
5.25%, 06/15/33 (c)	2,661	2,645
Merck & Co., Inc.
4.95%, 05/22/33	1,502	1,512
Royalty Pharma PLC
3.30%, 09/02/40	3,660	2,835
		22,839
Consumer Staples 1.7%
Bunge Limited Finance Corp.
5.15%, 03/19/36	2,515	2,496
ERAC USA Finance LLC
5.25%, 04/30/36 (c)	4,340	4,328
Green Palm Bidco S.a r.l.
5.96%, 06/30/41 (c)	840	850
6.46%, 06/30/46 (c)	927	940
Grupo Nutresa S.A.
7.88%, (100, 10/21/31) (c) (e)	3,049	3,041
9.00%, 05/12/35 (c)	1,842	2,031
JBS USA Food Company
6.40%, 05/10/57 (c)	1,692	1,684
JBS USA Lux S.A.
7.25%, 11/15/53	2,945	3,223
Marb Bondco PLC
3.95%, 01/29/31 (c)	3,470	3,058
Synergy Infrastructure Holdings, LLC
7.00%, 07/15/34 (c)	288	292
		21,943
Energy 1.7%
Energy Transfer LP
6.50%, (100, 08/15/26) (e)	565	565
7.13%, (100, 05/15/30) (e)	2,573	2,650
Eni S.P.A.
5.25%, 05/18/36 (c)	3,189	3,135
Patterson-UTI Energy, Inc.
6.05%, 05/15/36	1,002	1,000
Phillips 66
5.88%, 03/15/56	2,575	2,552
Rio Grande LNG, LLC
5.75%, 06/30/36 (c)	6,350	6,327
6.15%, 06/30/41 (c)	2,052	2,057
TransCanada PipeLines Limited
6.38%, 10/17/56	1,746	1,765
Venture Global LNG, Inc.
6.38%, 12/15/34 (c)	699	687
6.63%, 06/15/36 (c)	699	689
		21,427
Industrials 1.7%
Boeing Company, The
7.01%, 05/01/64 (h)	1,318	1,502
CIMIC Finance (USA) Pty Ltd
7.00%, 03/25/34 (c) (h)	3,050	3,242
Element Fleet Management Corp.
4.64%, 11/24/30 (c)	4,600	4,543
Flowserve Corporation
5.70%, 05/15/36	1,064	1,070
Granite Construction Incorporated
6.38%, 06/15/34 (c)	156	159
Groupe WSP Global Inc.
5.71%, 09/18/36 (c)	3,411	3,372
Triton Container International Limited
5.15%, 02/15/33	1,035	1,015
United Airlines Holdings, Inc.
5.38%, 03/01/31	941	934
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (c)	2,842	2,800
XPO, Inc.
6.25%, 06/01/28 (c)	2,506	2,533
		21,170
Information Technology 1.5%
Foundry JV Holdco LLC
5.88%, 01/25/34 (c)	2,810	2,858
NVIDIA Corporation
4.75%, 06/15/33	2,846	2,835
4.95%, 06/15/36	3,107	3,080
5.55%, 06/15/46	1,710	1,697
Oracle Corporation
4.30%, 07/08/34	2,910	2,596
4.13%, 05/15/45	1,600	1,114
6.85%, 02/04/66	1,110	1,034
Salesforce, Inc.
6.55%, 03/15/56	3,860	3,861
		19,075
Real Estate 0.3%
National Health Investors, Inc.
5.35%, 02/01/33	1,855	1,835
VICI Properties Inc.
3.75%, 02/15/27 (c)	1,679	1,668
		3,503
Total Corporate Bonds And Notes (cost $387,060)		387,494
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.6%
ALA Trust 2025-OANA
Series 2025-A-OANA, REMIC, 5.37%, (1 Month Term SOFR + 1.74%), 06/15/27 (i)	1,100	1,104
Series 2025-B-OANA, REMIC, 5.47%, (1 Month Term SOFR + 1.84%), 06/15/27 (i)	1,470	1,476
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	3,252	3,149
Angel Oak Mortgage Trust 2025-13
Series 2025-A1-13, REMIC, 4.93%, 10/25/29 (k)	2,401	2,382
ARDN 2025-ARCP Mortgage Trust
Series 2025-A-ARCP, REMIC, 5.41%, (1 Month Term SOFR + 1.75%), 06/15/27 (i)	2,839	2,840
ARES Commercial Mortgage Trust 2026-GCP
Series 2026-A-GCP, 4.88%, (1 Month Term SOFR + 1.25%), 02/15/28 (i)	3,429	3,429
Atlas Senior Loan Fund XXII, Ltd.
Series 2023-A1R-22A, 4.99%, (3 Month Term SOFR + 1.30%), 04/20/39 (i)	4,470	4,479
Bain Capital Credit CLO 2024-1, Ltd
Series 2024-BR-1A, 5.28%, (3 Month Term SOFR + 1.60%), 04/16/39 (i)	2,000	2,004
Bank 2017-Bnk5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,247
Barings CLO Ltd 2025-III
Series 2025-B-3A, 5.33%, (3 Month Term SOFR + 1.65%), 03/31/38 (i)	5,000	5,013
BX Commercial Mortgage Trust 2026-CSMO
Series 2026-A-CSMO, REMIC, 5.03%, (1 Month Term SOFR + 1.40%), 02/15/28 (i)	3,110	3,120
BX Trust 2025-DELC
Series 2025-A-DELC, REMIC, 5.18%, (1 Month Term SOFR + 1.55%), 12/15/27 (i)	1,654	1,659
BX Trust 2026-CIP
Series 2026-A-CIP, REMIC, 4.83%, (1 Month Term SOFR + 1.20%), 05/15/28 (i)	1,286	1,289
Series 2026-B-CIP, REMIC, 5.08%, (1 Month Term SOFR + 1.45%), 05/15/28 (i)	991	995
Series 2026-C-CIP, REMIC, 5.28%, (1 Month Term SOFR + 1.65%), 05/15/28 (i)	846	849
Series 2026-D-CIP, REMIC, 5.73%, (1 Month Term SOFR + 2.10%), 05/15/28 (i)	255	257
Canon Music Issuer Trust
Series 2026-A-1A, 5.52%, 05/15/31	1,777	1,772
Castlelake Aircraft Structured Trust 2026-1
Series 2026-A-1A, 5.07%, 03/15/33 (k)	1,965	1,928
Castlelake Aircraft Structured Trust 2026-2
Series 2026-A-2A, 5.33%, 04/15/33 (k)	1,855	1,832
Channel EF 2026-1, LLC
Series 2026-A2-1A, REMIC, 5.00%, 01/17/34	1,371	1,368
CIM Trust 2021-J2
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (i)	4,388	3,621
Compass Datacenters Issuer II, LLC
Series 2025-A1-2A, 4.93%, 11/25/30	2,535	2,462

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Consolidated Communications LLC/Fidium Fiber Finan
Series 2025-A2-4A, 5.52%, 12/20/55	2,641	2,652
CSMC 2017-HL1 Trust
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (i)	307	276
DataBank Issuer II LLC
Series 2025-A2-1A, 5.18%, 10/25/28	1,845	1,808
Databank Issuer, LLC
Series 2026-A2-1A, REMIC, 5.81%, 02/25/31	2,895	2,881
DB Master Finance LLC
Series 2025-A2I-1A, 4.89%, 11/20/30	997	988
Series 2025-A2II-1A, 5.17%, 11/22/32	1,222	1,196
Diameter Capital CLO 12 Ltd
Series 2025-A-12A, 4.92%, (3 Month Term SOFR + 1.24%), 10/20/38 (i)	2,850	2,849
Extended Stay America Trust 2025-ESH
Series 2025-A-ESH, REMIC, 4.93%, (1 Month Term SOFR + 1.30%), 10/15/30 (i)	1,132	1,134
Flexential Issuer 2021-1
Series 2025-A2-1A, 6.03%, 10/25/30	2,767	2,762
Garnet CLO 2 Ltd
Series 2025-A-2A, 5.03%, (3 Month Term SOFR + 1.35%), 10/20/38 (i)	3,500	3,504
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	5,550	4,947
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	489	483
Homes 2025-NQM3 Trust
Series 2026-A1-NQM1, REMIC, 4.80%, 09/25/70 (k)	1,106	1,095
Houston Galleria Mall Trust 2025-HGLR
Series 2025-A-HGLR, REMIC, 5.46%, 02/07/35 (i)	3,137	3,207
Hudson Yards 2026-10HY Mortgage Trust
Series 2026-B-10HY, REMIC, 5.33%, 12/10/31 (i)	1,154	1,159
Series 2026-A-10HY, REMIC, 5.09%, 12/12/39 (i)	1,853	1,861
Iskandar Enterprise LLC
Series 2026-A22-1A, 5.34%, 04/15/31	1,255	1,249
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 2.89%, 01/25/29 (i) (l)	198	185
J.P. Morgan Mortgage Trust 2022-4
Series 2022-A3-4, REMIC, 3.00%, 09/25/43 (i)	4,439	3,817
J.P. Morgan Mortgage Trust 2025-NQM1
Series 2025-A1-NQM4, REMIC, 4.95%, 10/25/29 (i) (k)	3,115	3,083
J.P. Morgan Mortgage Trust 2026-NQX1
Series 2026-A1-NQX1, REMIC, 5.50%, 03/25/30 (i) (k)	1,877	1,872
J.P. Morgan Mortgage Trust 2026-NQX2
Series 2026-A1LC-NQX2, REMIC, 5.63%, 10/25/66 (k)	3,200	3,204
JPMorgan Chase & Co.
Series 2014-A1-5, REMIC, 2.47%, 10/25/26 (i)	38	38
LEX 2024-BBG Mortgage Trust
Series 2024-A-BBG, REMIC, 4.87%, 10/13/33 (i)	2,500	2,491
M&T Equipment (2025-LEAF1), LLC
Series 2025-A2-1A, 4.70%, 12/16/27	3,326	3,328
MetroNet Infrastructure Issuer LLC
Series 2025-A2-4A, 5.16%, 12/22/55	1,848	1,839
MidOcean Credit CLO XIX
Series 2025-A1R-19AR, REMIC, 4.98%, (3 Month Term SOFR + 1.24%), 07/20/39 (i)	3,000	3,000
MLTI Trust 2026-SF75
Series 2026-A-SF75, REMIC, 5.03%, (1 Month Term SOFR + 1.40%), 03/15/28 (i)	3,377	3,379
Morgan Stanley Residential Mortgage Loan Trust 202
Series 2026-A1-NEW1, REMIC, 5.28%, 04/25/30 (i) (k)	1,773	1,766
Morgan Stanley Residential Mortgage Loan Trust 2026-NQM3
Series 2026-A1-NQM3, REMIC, 5.21%, 03/25/71 (i) (k)	2,884	2,864
Morgan Stanley Residential Mortgage Loan Trust 2026-NQM6
Series 2026-A1-NQM6, REMIC, 5.46%, 05/25/71 (i)	2,897	2,900
NYC Commercial Mortgage Trust 2025-3BP
Series 2025-A-77C, REMIC, 4.79%, 01/10/31 (i)	1,051	1,041
NYC Commercial Mortgage Trust 2026-7W34
Series 2026-A-1PARK, REMIC, 4.88%, (1 Month Term SOFR + 1.25%), 02/15/28 (i)	1,534	1,533
OBX 2025-NQM11 Trust
Series 2025-A1-NQM11, REMIC, 5.42%, 05/25/65 (k)	1,823	1,826
OBX 2025-NQM13 Trust
Series 2025-A1-NQM13, REMIC, 5.44%, 05/25/65 (k)	2,586	2,590
OBX 2025-NQM20 Trust
Series 2025-A1-NQM20, REMIC, 5.02%, 10/25/65 (i) (k)	2,104	2,088
OBX 2026-NQM2 Trust
Series 2026-A1-NQM2, REMIC, 4.82%, 01/25/30 (i) (k)	2,467	2,438
OBX 2026-NQM5 Trust
Series 2026-A1-NQM5, REMIC, 5.32%, 01/25/66 (i) (k)	2,292	2,285
OBX 2026-NQM8 Trust
Series 2026-A1-NQM8, REMIC, 5.30%, 05/25/66 (i) (k)	2,777	2,770
OBX 2026-NQM9 Trust
Series 2026-A1-NQM9, REMIC, 5.47%, 05/25/66 (i)	1,600	1,599
OHA Credit Funding 5 Ltd.
Series 2026-A1-25A, 4.79%, (3 Month Term SOFR + 1.13%), 04/20/38 (i)	2,000	1,998
PK Alift Loan Funding 7 LP
Series 2025-A-2, 4.75%, 02/17/32	1,320	1,307
QTS Issuer ABS I LLC
Series 2025-A2-1A, 5.44%, 05/28/30	2,850	2,825
QTS Issuer ABS II LLC
Series 2026-A2-5A, 6.18%, 03/07/33	1,257	1,274
Series 2026-A21-7A, 5.59%, 07/05/33	2,557	2,565
Series 2026-A23-6A, 5.98%, 07/05/56	1,160	1,163
Regents Capital Equipment Receivables 2026-1 LLC
Series 2026-A-1A, 5.11%, 01/31/34	1,481	1,474
Retained Vantage Data Centers Issuer LLC
Series 2024-A2-1A, 4.99%, 09/15/29	2,800	2,736
RIDE 2025-SHRE
Series 2025-A-SHRE, REMIC, 5.44%, 02/14/30 (i)	1,340	1,355
Series 2025-B-SHRE, REMIC, 5.83%, 02/14/30 (i)	660	664
SBNA Auto Lease Trust 2024-C
Series 2024-A3-C, 4.56%, 02/22/28	816	817
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (i)	2,242	1,846
Shentel Issuer LLC
Series 2025-A2-1A, 5.64%, 12/20/55	981	984
Silver Point CLO 12 Ltd
Series 2025-A1-12A, 4.98%, (3 Month Term SOFR + 1.31%), 10/15/38 (i)	5,000	5,006
SLAM 2026-1 Ltd
Series 2026-A-1A, 5.55%, 05/15/33 (c)	2,584	2,575
Stellantis Financial Underwritten Enhanced Lease Trust 2025-B
Series 2025-A3-BA, 4.27%, 11/22/27	3,625	3,619
Stellantis Financial Underwritten Enhanced Lease Trust 2026-A
Series 2026-A3-AA, 4.35%, 12/20/28	3,278	3,265
VTR Commercial Mortgage Trust 2025-STEM
Series 2025-B-STEM, 5.33%, 10/15/29 (i)	900	886

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (i)	878	752
Total Non-U.S. Government Agency Asset-Backed Securities (cost $175,274)		172,373
SENIOR FLOATING RATE INSTRUMENTS 0.5%
Financials 0.4%
Hudson River Trading LLC
2026 Repriced Term Loan B, 6.14%, (1 Month Term SOFR + 2.50%), 03/18/30 (i)	2,915	2,892
Jane Street Group, LLC
2024 Term Loan B1, 5.67%, (3 Month Term SOFR + 2.00%), 12/10/31 (i)	2,548	2,523
		5,415
Utilities 0.1%
Venture Global Calcasieu Pass, LLC
2026 Term Loan B, 6.94%, (6 Month Term SOFR + 3.25%), 04/02/33 (i)	1,192	1,194
Information Technology 0.0%
Coreweave Financing DDTL V LLC
Delayed Draw Term Loan, 8.05%, (3 Month Term SOFR + 4.50%), 11/06/31 (i)	131	134
Total Senior Floating Rate Instruments (cost $6,749)		6,743
SHORT TERM INVESTMENTS 3.9%
Investment Companies 3.7%
JNL Government Money Market Fund - Class I, 3.53% (m) (n)	47,089	47,089
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 3.63% (m) (n)	1,822	1,822
Total Short Term Investments (cost $48,911)		48,911
Total Investments 103.7% (cost $1,347,941)		1,311,049
Other Derivative Instruments 0.0%		84
Other Assets and Liabilities, Net (3.7)%		(46,510)
Total Net Assets 100.0%		1,264,623

(a) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2026, the total payable for investments purchased on a delayed delivery basis was $44,232.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $185,635 and 14.7% of the Fund.

(d) All or a portion of the security was on loan as of June 30, 2026.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Convertible security.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(l) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/PPM America Total Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	21,501	363,020	337,432	517	—	—	47,089	3.7
JNL Government Money Market Fund, 3.63% - Class SL	1,838	27,155	27,171	58	—	—	1,822	0.2
	23,339	390,175	364,603	575	—	—	48,911	3.9

JNL/PPM America Total Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mars, Incorporated, 3.74%, 10/11/27	09/19/12	1,200	1,188	0.1
Morgan Stanley Bank, N.A., 4.50%, 05/26/28	05/28/24	2,005	2,010	0.2
		3,205	3,198	0.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/PPM America Total Return Fund —Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Coreweave Financing DDTL V LLC, Delayed Draw Term Loan, 3 Month Term SOFR + 4.50%	238	7

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	97	September 2026	10,649	4	10
United States 2 Year Note	422	October 2026	87,047	(38)	(59)
United States 5 Year Note	89	October 2026	9,527	(17)	1
United States Ultra Bond	193	September 2026	22,174	(82)	244
				(133)	196
Short Contracts
United States 10 Year Ultra Bond	(205)	September 2026	(23,006)	107	(50)
United States Long Bond	(168)	September 2026	(18,733)	110	(335)
				217	(385)
Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/PPM America Total Return Fund
Assets - Securities
Government And Agency Obligations	—	695,528	—	695,528
Corporate Bonds And Notes	—	377,385	10,109	387,494
Non-U.S. Government Agency Asset-Backed Securities	—	172,373	—	172,373
Senior Floating Rate Instruments[1]	—	6,750	—	6,750
Short Term Investments	48,911	—	—	48,911
	48,911	1,252,036	10,109	1,311,056
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	255	—	—	255
	255	—	—	255
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(444)	—	—	(444)
	(444)	—	—	(444)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 99.9%
Industrials 20.0%
A. O. Smith Corporation	11	704
AAON, Inc.	1	96
AAR Corp. (a)	3	372
ABM Industries Incorporated	7	329
ACCO Brands Corporation	12	51
Acuity Inc.	3	1,010
Advanced Drainage Systems, Inc.	4	581
Alamo Group Inc.	1	166
Alaska Air Group, Inc. (a)	16	810
Albany International Corp. - Class A	4	276
Alight, Inc. - Class A	162	91
Allegiant Travel Company (a)	3	304
Allegion Public Limited Company	2	337
Allison Systems, Inc.	8	888
Amentum Holdings, Inc. (a)	9	181
American Airlines Group Inc. (a)	17	315
API Group Corporation (a)	11	452
Apogee Enterprises, Inc.	3	147
Applied Industrial Technologies, Inc.	2	582
Arcbest Corporation	4	621
Arcosa, Inc.	3	474
Armstrong World Industries, Inc.	2	262
Astec Industries, Inc.	2	149
ATI Inc. (a)	3	612
Atkore Inc.	6	458
Axon Enterprise, Inc. (a)	1	323
AZZ Inc.	1	106
BlueLinx Holdings Inc. (a)	1	85
Boise Cascade Company	5	423
Booz Allen Hamilton Holding Corporation - Class A	12	711
Brady Corporation - Class A	3	248
BrightView Holdings, Inc. (a)	9	130
Brink's Company, The	3	273
Broadridge Financial Solutions, Inc.	4	604
BWXT Government Group, Inc.	2	363
CACI International Inc. - Class A (a)	2	730
Carpenter Technology Corporation	1	553
CBIZ, Inc. (a)	6	191
Chart Industries, Inc. (a)	2	321
Cimpress Public Limited Company (a)	1	92
Clarivate PLC (a) (b)	69	148
Clean Harbors, Inc. (a)	2	605
Comfort Systems USA, Inc.	—	751
Concentrix Corporation (b)	14	307
Conduent Incorporated (a)	21	31
Copart, Inc. (a)	24	670
Core & Main, Inc. - Class A (a)	8	394
CoreCivic, Inc. (a)	13	410
Costamare Inc.	3	41
Crane Company	2	425
Curtiss-Wright Corporation	1	761
Deluxe Corporation	5	121
DNOW Inc. (a)	22	283
Donaldson Company, Inc.	7	585
Dycom Industries, Inc. (a)	1	564
EMCOR Group, Inc.	1	704
EnerSys	3	755
Enpro Inc.	1	333
Equifax Inc.	5	762
ESAB Corporation	3	312
Everus Construction Group, Inc. (a)	3	541
ExlService Holdings, Inc. (a)	8	214
Federal Signal Corporation	2	286
Flowserve Corporation	8	562
Fluor Corporation (a)	16	863
Fortune Brands Innovations, Inc.	20	1,103
Forward Air Corporation (a)	7	89
Franklin Electric Co., Inc.	3	317
FTAI Aviation Ltd.	1	282
FTI Consulting, Inc. (a)	3	459
Gates Industrial Corporation PLC (a)	24	675
GATX Corporation	2	392
Generac Holdings Inc. (a)	3	980
Genpact Limited	19	526
GEO Group, Inc., The (a)	18	518
Gibraltar Industries, Inc. (a)	4	178
Global Industrial Company	2	51
Global Ship Lease, Inc. - Class A	2	83
Graco Inc.	8	585
GrafTech International Ltd. (a)	2	11
Granite Construction Incorporated	3	426
Greenbrier Companies, Inc., The	6	270
Griffon Corporation	3	287
GXO Logistics Inc. (a)	12	629
Hayward Holdings, Inc. (a)	12	212
Healthcare Services Group, Inc. (a)	10	236
HEICO Corporation	1	531
Herc Holdings Inc.	3	464
Hexcel Corporation	5	481
HNI Corporation	8	318
Hub Group, Inc. - Class A	9	374
Hubbell Incorporated	2	1,055
Hyster-Yale, Inc. - Class A	1	42
ICF International, Inc.	2	177
IDEX Corporation	4	1,020
IES Holdings, Inc. (a)	—	58
Insperity, Inc.	6	253
ITT Inc.	4	758
JBT Marel Corporation	2	254
JELD-WEN Holding, Inc. (a)	19	28
JetBlue Airways Corporation (a)	77	443
KBR, Inc.	15	520
Kelly Services, Inc. - Class A	5	57
Kennametal Inc.	11	393
Kforce Inc.	3	148
Kirby Corporation (a)	4	580
Korn Ferry	6	385
Landstar System, Inc.	5	1,063
Lennox International Inc.	1	592
Leonardo DRS, Inc.	3	125
Lincoln Electric Holdings, Inc.	3	702
Lyft, Inc. - Class A (a)	30	441
Manitowoc Company, Inc., The (a)	3	44
Marten Transport, Ltd.	10	170
MasTec, Inc. (a)	3	1,066
Masterbrand, Inc. (a)	20	208
Matson Intermodal - Paragon, Inc.	5	891
Maximus, Inc.	7	396
McGrath RentCorp	1	101
Mercury Systems, Inc. (a)	3	360
Middleby Corporation, The (a)	4	763
MillerKnoll, Inc.	8	166
Mine Safety Appliances Company, LLC	2	304
Modine Manufacturing Company (a)	1	342
Moog Inc. - Class A	2	703
MSC Industrial Direct Co., Inc. - Class A	6	704
Mueller Industries, Inc.	6	707
Mueller Water Products, Inc. - Class A	8	213
MYR Group Inc. (a)	1	459
NextPower LLC - Class A (a)	1	126
Nordson Corporation	2	751
Nvent Electric Public Limited Company	6	1,027
Openlane, Inc. (a)	8	323
Oshkosh Corporation	8	1,202
Parsons Corporation (a)	4	206
Paycom Software, Inc.	2	281
Pentair Public Limited Company	9	672
Plug Power Inc. (a) (b)	99	267
Primoris Services Corporation	3	288
Qxo, Inc. (a) (b)	20	344
RBC Bearings Incorporated (a)	1	385
Regal Rexnord Corporation	6	1,509
Resideo Technologies, Inc. (a)	16	487
Rollins, Inc.	7	292
Rush Enterprises, Inc. - Class A	7	529
RXO Inc. (a)	23	644

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Saia, Inc. (a)	1	573
Schneider National, Inc. - Class B	9	337
Science Applications International Corporation	7	783
Sensata Technologies Holding PLC	20	945
Simpson Manufacturing Co., Inc.	2	515
SiteOne Landscape Supply, Inc. (a)	3	351
SkyWest, Inc. (a)	4	411
SPX Technologies, Inc. (a)	1	235
StandardAero, Inc. (a)	5	140
Sunrun Inc. (a)	18	242
Terex Corporation	11	805
Tetra Tech, Inc.	13	386
TIC Solutions, Inc. (a) (b)	8	68
Timken Company, The	7	1,009
Titan Machinery Inc. (a)	3	58
Toro Company, The	8	816
Trex Company, Inc. (a)	8	381
Trinet Group, Inc.	6	280
Trinity Industries, Inc.	8	286
TrueBlue, Inc. (a)	5	32
TTEC Holdings, Inc. (a)	1	1
Tutor Perini Corporation	3	289
UFP Industries, Inc.	6	508
U-Haul Holding Company - Series N	8	461
UL Solutions Inc. - Class A	1	140
Unifirst Corporation	2	435
V2X, Inc. (a)	3	190
Valmont Industries, Inc.	1	660
Veralto Corporation	8	701
Verisk Analytics, Inc.	6	996
Vertiv Holdings Co - Class A	3	910
Vestis Corporation (a)	26	385
Wabash National Corporation	7	101
Watsco, Inc. (b)	2	978
Watts Water Technologies, Inc. - Class A	1	467
Werner Enterprises, Inc.	14	595
Willscot Holdings Corporation - Class A	29	825
Woodward, Inc.	2	831
Worthington Industries, Inc.	2	129
XPO, Inc. (a)	3	520
Zurn Elkay Water Solutions Corporation	5	263
		82,388
Financials 16.2%
Acadian Asset Management, Inc.	3	194
Adamas Trust, Inc.	9	85
Affiliated Managers Group, Inc.	3	995
AGNC Investment Corp. (b)	90	976
Ameris Bancorp	5	423
Apollo Commercial Real Estate Finance, Inc.	15	164
Arbor Realty Trust, Inc. (b)	41	225
Ares Management Corporation - Class A	4	438
Artisan Partners Asset Management Inc. - Class A	7	238
Associated Banc-Corp	17	538
Assurant, Inc.	4	972
Assured Guaranty Ltd.	2	168
Atlantic Union Bank	9	400
AXIS Capital Holdings Limited	3	353
Axos Financial, Inc. (a)	3	258
B. Riley & Co., LLC (a) (b)	7	58
Bank of Hawaii Corporation	3	273
Bank OZK	13	693
BankUnited, Inc.	11	526
Banner Corporation	3	226
BGC Group, Inc. - Class A	15	164
Blackstone Mortgage Trust, Inc. - Class A	19	324
Blue Owl Capital Inc. - Class A	8	68
BOK Financial Corporation (b)	2	308
Bread Financial Payments, Inc.	8	909
Brighthouse Financial, Inc. (a)	7	431
BrightSpire Capital, Inc - Class A	10	55
Brown & Brown, Inc.	11	697
Cathay General Bancorp	6	343
CBOE Global Markets, Inc.	1	356
Central Bancompany, Inc. - Class A	1	25
Chimera Investment Corporation	10	133
Claros Mortgage Trust, Inc. (a)	8	20
CNO Financial Group, Inc.	9	452
Cohen & Steers, Inc.	2	140
Coinbase Global, Inc. - Class A (a)	1	153
Columbia Banking System, Inc.	24	785
Columbia Financial, Inc. (a)	2	44
Commerce Bancshares, Inc.	8	457
Community Financial System, Inc.	3	235
Credit Acceptance Corporation (a) (b)	1	448
Cullen/Frost Bankers, Inc.	4	590
CVB Financial Corp.	13	284
DigitalBridge Group, Inc. - Class A	19	302
Eagle Bancorp, Inc.	6	160
East West Bancorp, Inc.	9	1,145
Eastern Bankshares, Inc.	13	281
Employers Holdings, Inc.	3	152
Enact Holdings, Inc.	3	142
Encore Capital Group, Inc. (a)	3	307
Enova International, Inc. (a)	2	526
Equitable Holdings, Inc.	23	998
Erie Indemnity Company - Class A (b)	1	270
Essent Group Ltd.	9	561
Euronet Worldwide, Inc. (a)	6	446
Evercore Inc. - Class A	3	885
F&G Annuities & Life, Inc.	3	81
F.N.B. Corporation	39	752
FactSet Research Systems Inc.	2	571
Federated Hermes, Inc. - Class B	8	434
First Bancorp	8	201
First Financial Bancorp.	8	255
First Financial Bankshares, Inc.	6	203
First Hawaiian, Inc.	15	427
First Horizon Corporation	46	1,175
First Interstate BancSystem, Inc. - Class A	11	435
First Merchants Corporation	4	187
FirstCash, Inc.	2	506
Flagstar Bank, National Association	61	907
Fulton Financial Corporation	18	431
Genworth Financial, Inc. - Class A (a)	65	617
Glacier Bancorp, Inc.	9	443
Globe Life Inc.	6	1,005
Hamilton Insurance Group, Ltd. - Class B	2	55
Hancock Whitney Corporation	7	555
Hanover Insurance Group Inc, The	3	625
Hilltop Holdings Inc.	5	209
Home BancShares, Inc.	16	446
Hope Bancorp, Inc.	13	172
Houlihan Lokey, Inc. - Class A	2	317
Independent Bank Corp.	4	343
Interactive Brokers Group, Inc. - Class A	3	220
International Bancshares Corporation	3	261
Jack Henry & Associates, Inc.	4	600
Jackson Financial Inc. - Class A (c)	8	777
KKR Real Estate Finance Trust Inc. (b)	12	81
Ladder Capital Corp - Class A	10	100
Loandepot, Inc. - Class A (a) (b)	30	38
LPL Financial Holdings Inc.	3	879
MarketAxess Holdings Inc.	2	213
Mercury General Corporation	2	235
MFA Financial, Inc.	17	164
MGIC Investment Corporation	28	798
Moelis & Company - Class A	6	408
Morningstar, Inc.	1	173
MSCI Inc. - Class A	1	838
Navient Corporation	11	95
NCR Atleos Corporation (a)	7	304
Nelnet, Inc. - Class A	1	155
NMI Holdings, Inc. - Class A (a)	5	217
Northwest Bancshares, Inc.	14	205
OceanFirst Financial Corp.	7	134
OFG Bancorp	2	102
Old National Bancorp	26	679
Paysafe Limited (a)	5	38
Pelagos Insurance Capital Limited	3	66

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
PennyMac Financial Services, Inc.	5	400
PennyMac Mortgage Investment Trust	15	166
Pinnacle Financial Partners, Inc.	11	1,151
Piper Sandler Companies	3	245
PJT Partners Inc. - Class A	—	57
Popular, Inc.	3	567
PRA Group, Inc. (a)	5	92
Primerica, Inc.	2	660
PROG Holdings, Inc.	6	263
Prosperity Bancshares, Inc.	11	797
Provident Financial Services, Inc.	10	242
Radian Group Inc.	15	563
Ready Capital Corporation	33	58
RenaissanceRe Holdings Ltd	2	551
Renasant Corporation	7	280
RITHM Capital Corp.	91	850
RLI Corp.	6	362
Robinhood Markets, Inc. - Class A (a)	7	717
SEI Investments Company	9	762
Selective Insurance Group, Inc.	5	510
Simmons First National Corporation - Class A	15	351
SiriusPoint Ltd. (a)	4	95
SLM Corporation	35	912
SoFi Technologies, Inc. (a) (b)	19	334
Southstate Bank Corporation	7	728
Starwood Property Trust, Inc.	45	740
Stewart Information Services Corporation	3	191
Stifel Financial Corp.	8	560
StoneX Group Inc. (a)	7	800
Texas Capital Bancshares, Inc.	3	314
TFS Financial Corporation (b)	3	50
Toast, Inc. - Class A (a)	10	268
TowneBank	5	173
TPG Inc. - Class A	4	167
Tradeweb Markets Inc. - Class A	3	278
TransUnion	9	616
Trustmark Corporation	4	202
Two Harbors Investment Corp.	9	109
UMB Financial Corporation	3	418
United Bankshares, Inc.	11	505
United Community Banks, Inc.	10	349
UWM Holdings Corporation - Class A (b)	12	29
Valley National Bancorp	55	800
Victory Capital Holdings, Inc. - Class A	3	258
Virtu Financial, Inc. - Class A	9	531
Voya Financial, Inc.	8	744
WAFD, Inc.	8	305
Walker & Dunlop, Inc.	3	186
Webster Financial Corporation	15	1,144
WesBanco, Inc.	8	302
Western Alliance Bancorporation	8	656
Western Union Company, The	106	816
Wex, Inc. (a)	3	407
White Mountains Insurance Group Ltd	—	539
Wintrust Financial Corporation	4	671
World Acceptance Corporation (a)	1	137
WSFS Financial Corporation	5	358
Zurich American Corporation	11	291
		66,558
Consumer Discretionary 13.7%
1-800-Flowers.com, Inc. - Class A (a) (b)	8	28
Abercrombie & Fitch Co. - Class A (a)	5	437
Academy Sports & Outdoors, Inc.	14	667
Acushnet Holdings Corp.	2	287
Adient Public Limited Company (a)	15	277
ADT, Inc.	76	491
American Eagle Outfitters, Inc.	30	508
Aramark	18	1,001
Asbury Automotive Group, Inc. (a)	3	539
AutoZone, Inc. (a)	—	780
Bath & Body Works, Inc.	26	598
Beazer Homes USA, Inc. (a)	5	146
Birkenstock Holding PLC (a) (b)	2	86
Bloomin' Brands, Inc.	33	298
Boot Barn Holdings, Inc. (a)	1	102
Boyd Gaming Corporation	6	526
Bright Horizons Family Solutions, Inc. (a)	3	193
Brightstar Lottery PLC	6	67
Brunswick Corporation	11	956
Buckle, Inc., The	4	157
Burlington Stores, Inc. (a)	2	578
Caesars Entertainment, Inc. (a)	40	1,217
Caleres, Inc.	10	128
Callaway Golf Company (a)	28	522
Camping World Holdings, Inc. - Class A	9	72
Capri Holdings Limited (a)	36	674
Carnival Corporation	15	430
Carter's, Inc.	15	624
Cavco Industries, Inc. (a)	1	383
Century Communities, Inc.	4	321
Chegg, Inc. (a)	26	27
Chewy, Inc. - Class A (a)	3	57
Choice Hotels International, Inc. (b)	1	133
Churchill Downs Incorporated	3	282
Columbia Sportswear Company	6	389
Coupang, Inc. - Class A (a)	34	591
Covista Inc. (a)	3	375
Cracker Barrel Old Country Store, Inc. (b)	9	458
Cricut, Inc. - Class A (b)	8	35
Crocs, Inc. (a)	7	893
Dana Incorporated	24	653
Dauch Corporation (a)	44	241
Deckers Outdoor Corporation (a)	9	906
Designer Brands Inc. - Class A (b)	13	75
Dillard's, Inc. - Class A (b)	—	99
DK Crown Holdings Inc. - Class A (a)	9	221
Domino's Pizza, Inc.	2	565
DoorDash, Inc. - Class A (a)	2	334
Dorman Products, Inc. (a)	2	251
Dream Finders Homes, Inc. - Class A (a)	2	42
ETSY, Inc. (a)	10	790
Five Below, Inc. (a)	2	399
Floor & Decor Holdings, Inc. - Class A (a)	6	380
Fox Factory Holding Corp. (a)	8	130
GameStop Corp. - Class A (a)	19	417
Genesco Inc. (a)	3	98
Gentex Corporation	32	803
Gentherm Incorporated (a)	3	108
G-III Apparel Group, Ltd.	6	219
Gold.Com, Inc.	5	209
Gopro Inc. - Class A (a) (b)	76	60
Graham Holdings Co., Ltd. - Class B	—	412
Grand Canyon Education, Inc. (a)	3	364
Green Brick Partners, Inc. (a)	3	217
Group 1 Automotive, Inc.	1	348
H & R Block, Inc.	8	316
Harley-Davidson, Inc.	27	662
Hasbro, Inc.	12	963
Helen of Troy Limited (a)	11	318
Hilton Grand Vacations Inc. (a)	8	440
Hyatt Hotels Corporation - Class A	2	315
Installed Building Products, Inc.	1	217
Jack in the Box Inc. (a) (b)	11	168
KB Home	13	793
Kontoor Brands, Inc.	4	308
Laureate Education, Inc. - Class A (a)	15	528
La-Z-Boy Incorporated	6	236
LCI Industries	4	416
Leggett & Platt, Incorporated	28	332
Levi Strauss & Co. - Class A	8	198
LGI Homes, Inc. (a)	5	335
Life Time Group Holdings, Inc. (a)	4	175
Lucid Group, Inc. (a) (b)	21	137
M/I Homes, Inc. (a)	4	573
MarineMax, Inc. (a)	5	169
Marriott Vacations Worldwide Corporation	7	713
Mattel, Inc. (a)	35	493
Matthews International Corporation - Class A	3	87
Meritage Homes Corporation	13	1,079

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Monro, Inc.	10	167
Murphy USA Inc.	2	1,311
National Vision Holdings, Inc. (a)	9	171
Ollie's Bargain Outlet Holdings, Inc. (a)	3	253
Oxford Industries, Inc. (b)	5	174
Patrick Industries, Inc.	3	301
PE Mav Holdings, LLC (a)	2	15
PENN Entertainment, Inc. (a)	37	788
Petco Health And Wellness Company, Inc. - Class A (a)	33	90
Phinia Inc.	6	455
Polaris Inc.	15	1,008
Pool Corporation	3	628
Red Rock Resorts, Inc. - Class A	3	196
RH (a)	3	451
Royal Caribbean Cruises Ltd.	3	856
Sally Beauty Holdings, Inc. (a)	16	231
Service Corporation International	9	681
SharkNinja, Inc. (a)	3	470
Signet Jewelers Limited	7	616
Six Flags Entertainment Corporation (a)	11	243
Skyline Champion Corporation (a)	4	389
Smith & Wesson Brands, Inc.	9	139
Somnigroup International Inc. (b)	7	552
Sonic Automotive, Inc. - Class A	3	260
Sonos, Inc. (a)	17	235
Standard Motor Products, Inc.	2	74
Steven Madden, Ltd.	11	461
Strategic Education, Inc.	3	202
Stride, Inc. (a)	2	214
Sturm, Ruger & Company, Inc.	3	102
Super Group (SGHC) Limited	3	40
Taylor Morrison Home II Corporation - Class A (a)	8	565
Texas Roadhouse, Inc. - Class A	3	621
TopBuild Corp. (a) (d)	1	643
Travel + Leisure Co.	7	530
Ulta Beauty, Inc. (a)	2	786
Under Armour, Inc. - Class A (a) (b)	74	475
United Parks And Resorts Inc. (a)	4	203
Upbound Group, Inc.	10	207
Urban Outfitters, Inc. (a)	6	432
Vail Resorts, Inc. (b)	4	578
Valvoline, Inc. (a)	14	568
Victoria's Secret & Co. (a)	11	923
Visteon Corporation	3	340
Wayfair Inc. - Class A (a)	2	174
Wendy's Company, The (b)	36	299
Williams-Sonoma, Inc.	5	1,214
Winnebago Industries, Inc.	8	240
Wolverine World Wide, Inc.	9	157
Wyndham Hotels & Resorts, Inc.	6	523
Wynn Resorts, Limited	2	183
YETI Holdings, Inc. (a)	6	294
Zumiez Inc. (a)	2	41
		56,414
Information Technology 13.7%
ACI Worldwide, Inc. (a)	8	409
Adtran Holdings, Inc. (a)	14	197
Advanced Energy Industries, Inc.	2	571
Alarm.Com Holdings, Inc. (a)	4	195
Allegro Microsystems Inc. (a)	5	330
Amkor Technology, Inc.	12	1,073
AppLovin Corporation - Class A (a)	1	458
Aurora Innovations Inc. - Class A (a)	43	296
Axcelis Technologies, Inc. (a)	2	438
Belden Inc.	3	330
Benchmark Electronics, Inc.	4	356
Bentley Systems, Incorporated - Class B	3	97
Bill Holdings, Inc. (a)	7	240
Blackbaud, Inc. (a)	4	129
Blackline, Inc. (a)	3	80
Box, Inc. - Class A (a)	5	124
Calix, Inc. (a)	2	74
CCC Intelligent Solutions Holdings Inc. (a)	43	223
Ciena Corporation (a)	5	2,671
Cirrus Logic, Inc. (a)	5	718
Cloudflare, Inc. - Class A (a)	—	116
Cognex Corporation	10	718
Coherent Corp. (a)	4	1,669
CommVault Systems, Inc. (a)	2	314
Crane Nxt, Co. (b)	3	170
CrowdStrike Holdings, Inc. - Class A (a)	1	761
Datadog, Inc. - Class A (a)	3	748
Diebold Nixdorf, Incorporated (a)	2	169
DigitalOcean Holdings, Inc. (a)	1	138
Diodes Incorporated (a)	5	540
DocuSign, Inc. (a)	7	295
Dolby Laboratories, Inc. - Class A	7	350
Dropbox, Inc. - Class A (a)	25	687
Dynatrace, Inc. (a)	8	341
Elastic N.V. (a)	2	99
Enphase Energy, Inc. (a)	12	592
Entegris, Inc.	6	1,136
EPAM Systems, Inc. (a)	5	417
ePlus Inc.	2	186
Everforth, Inc. (a)	9	155
F5, Inc. (a)	3	1,371
Fair Isaac Corporation (a)	—	487
Figma, Inc. - Class A (a) (b)	3	47
First Solar, Inc. (a)	4	929
Formfactor, Inc. (a)	4	612
Gartner, Inc. (a)	6	726
Globant S.A. (a)	6	164
GoDaddy Inc. - Class A (a)	4	358
Guidewire Software, Inc. (a)	2	241
HubSpot, Inc. (a)	1	234
Insight Enterprises, Inc. (a)	5	636
InterDigital, Inc.	1	237
IPG Photonics Corporation (a)	3	351
Itron, Inc. (a)	3	294
Knowles Corporation (a)	8	319
Kyndryl Holdings, Inc. (a)	21	239
Lattice Semiconductor Corporation (a)	3	414
Littelfuse, Inc.	2	745
LiveRamp Holdings, Inc. (a)	8	299
Lumentum Holdings Inc. (a)	2	1,817
MACOM Technology Solutions Holdings, Inc. (a)	—	119
Manhattan Associates, Inc. (a)	2	241
MaxLinear, Inc. (a)	10	1,265
Methode Electronics, Inc.	5	99
MKS Inc.	4	1,668
MongoDB, Inc. - Class A (a)	1	346
Monolithic Power Systems, Inc.	1	800
NCR Voyix Corporation (a)	24	193
NETGEAR, Inc. (a)	7	156
NetScout Systems, Inc. (a)	8	345
Nutanix, Inc. - Class A (a)	5	230
Okta, Inc. - Class A (a)	7	1,014
Onto Innovation Inc. (a)	2	697
OSI Systems, Inc. (a)	1	189
Palantir Technologies Inc. - Class A (a)	3	403
PC Connection, Inc.	1	73
Pegasystems Inc.	3	95
Photronics, Inc. (a)	6	194
Plexus Corp. (a)	2	612
Power Integrations, Inc.	6	502
Procore Technologies, Inc. (a)	2	71
Progress Software Corporation (a)	6	200
PTC Inc. (a)	3	358
Pure Storage, Inc. - Class A (a)	7	559
Qualys, Inc. (a)	2	295
Rackspace Technology, Inc. (a) (b)	5	34
Ralliant Corporation	6	478
Rambus Inc. (a)	3	354
Ribbon Communications Inc. (a)	8	18
RingCentral, Inc. - Class A	5	192
Rogers Corporation (a)	2	368
SailPoint, Inc. (a) (b)	2	29
Sanmina Corporation (a)	5	1,318
ScanSource, Inc. (a)	3	148

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Semtech Corporation (a)	2	364
SentinelOne, Inc. - Class A (a)	6	110
ServiceTitan, Inc. - Class A (a)	1	60
Silicon Laboratories Inc. (a)	3	652
Snowflake Inc. - Class A (a)	3	864
Strategy Inc. - Class A (a)	3	297
Super Micro Computer, Inc. (a)	21	614
Synaptics Incorporated (a)	4	528
Teradata Corporation (a)	15	508
Trimble Inc. (a)	16	824
TTM Technologies, Inc. (a)	4	801
Tyler Technologies, Inc. (a)	1	317
Ubiquiti Inc.	—	35
Uipath, Inc. - Class A (a)	19	203
Ultra Clean Holdings, Inc. (a)	5	682
Unity Software Inc. (a)	23	643
Universal Display Corporation	2	201
VeriSign, Inc.	2	478
ViaSat, Inc. (a)	15	1,318
Viavi Solutions Inc. (a)	15	706
Vishay Intertechnology, Inc.	22	1,209
Vistance Networks, Inc. (a)	29	368
Vontier Corporation	12	338
Xerox Holdings Corporation	24	74
Zebra Technologies Corporation - Class A (a)	4	1,147
Zscaler, Inc. (a)	—	63
		56,197
Health Care 9.3%
Acadia Healthcare Company, Inc. (a)	23	667
Acadia Pharmaceuticals Inc. (a)	7	182
Accendra Health, Inc. (a)	20	68
AdaptHealth LLC - Class A (a)	14	150
Agios Pharmaceuticals, Inc. (a)	4	135
Alkermes Public Limited Company (a)	5	286
Alnylam Pharmaceuticals, Inc. (a)	1	327
AMN Healthcare Services, Inc. (a)	12	398
Ardent Health, Inc. (a)	4	42
Avanos Medical, Inc. (a)	7	181
Avantor, Inc. (a)	86	850
Azenta, Inc. (a)	7	188
BioMarin Pharmaceutical Inc. (a)	16	899
Bio-Rad Laboratories, Inc. - Class A (a)	3	762
Bio-Techne Corporation	7	480
Brightspring Health Services, Inc. (a)	4	283
Bruker Corporation	10	598
Charles River Laboratories International, Inc. (a)	4	801
Chemed Corporation	1	523
Claritev Corporation - Class A (a) (b)	2	63
Community Health Systems, Inc. (a)	24	81
Concentra Group Holdings Parent, Inc.	12	366
Cooper Companies, Inc., The (a)	14	1,034
Corcept Therapeutics Incorporated (a)	4	333
Cross Country Healthcare, Inc. (a)	5	70
Denali Therapeutics Inc. (a)	11	272
Dentsply Sirona Inc.	51	546
DexCom, Inc. (a)	11	716
Elanco Animal Health Incorporated (a)	44	1,083
Embecta Corp.	7	21
Emergent BioSolutions Inc. (a)	12	100
Encompass Health Corporation	5	459
Enovis Corporation (a)	13	276
Ensign Group, Inc., The	2	287
Envista Holdings Corporation (a)	23	602
Exelixis, Inc. (a)	19	1,021
Fortrea Holdings Inc. (a)	23	399
Fulgent Genetics, Inc. (a)	4	85
Ginkgo Bioworks Holdings, Inc. - Class A (a) (b)	19	186
Globus Medical, Inc. - Class A (a)	6	467
Grail, Inc. (a)	4	302
Haemonetics Corporation (a)	4	289
Halozyme Therapeutics, Inc. (a)	4	294
HealthEquity, Inc. (a)	3	308
ICU Medical, Inc. (a)	3	375
IDEXX Laboratories, Inc. (a)	1	762
Innoviva, Inc. (a)	7	167
Insulet Corporation (a)	1	102
Integer Holdings Corporation (a)	3	273
Integra LifeSciences Holdings Corporation (a)	13	236
Ionis Pharmaceuticals, Inc. (a)	6	460
Jazz Pharmaceuticals Public Limited Company (a)	6	1,445
Lantheus Holdings, Inc. (a)	2	173
LivaNova PLC (a)	4	338
Merit Medical Systems, Inc. (a)	3	204
Mettler-Toledo International Inc. (a)	1	1,134
Natera, Inc. (a)	1	169
National HealthCare Corporation	1	182
Neogen Corporation (a)	35	312
Neurocrine Biosciences, Inc. (a)	4	664
Novavax, Inc. (a) (b)	53	502
Omnicell, Inc. (a)	6	234
OPKO Health, Inc. (a)	46	69
Option Care Health, Inc. (a)	14	301
Organon & Co.	38	509
Pediatrix Medical Group, Inc. (a)	9	228
Penumbra, Inc. (a)	—	96
Perrigo Company Public Limited Company	18	187
Prestige Consumer Healthcare Inc. (a)	4	193
PTC Therapeutics, Inc. (a)	4	300
QuidelOrtho Corporation (a) (b)	21	360
Repligen Corporation (a)	2	223
ResMed Inc.	5	890
Revolution Medicines, Inc. (a)	3	577
Revvity, Inc.	12	1,338
Roivant Sciences Ltd. (a)	17	614
Royalty Pharma PLC - Class A	15	844
Sarepta Therapeutics, Inc. (a)	22	396
Surgery Partners, Inc. (a) (b)	9	154
Teladoc Health, Inc. (a)	62	523
Teleflex Incorporated	6	825
Tenet Healthcare Corporation (a)	2	454
Ultragenyx Pharmaceutical Inc. (a)	10	349
United Therapeutics Corporation (a)	2	1,202
Vaxcyte, Inc. (a)	2	145
Veeva Systems Inc. - Class A (a)	3	616
VIR Biotechnology, Inc. (a)	21	211
Waters Corporation (a)	1	385
Waystar Holding Corp. (a)	6	116
West Pharmaceutical Services, Inc.	3	1,036
		38,353
Real Estate 8.5%
Acadia Realty Trust	10	207
Agnt, Inc. (b)	15	79
Agree Realty Corporation	6	446
American Assets Trust, Inc.	5	136
American Healthcare REIT, Inc.	5	244
American Homes 4 Rent - Class A	21	721
Americold Realty Trust, Inc.	50	783
Apple Hospitality REIT, Inc.	33	555
Brandywine Realty Trust	41	130
Brixmor Property Group Inc.	21	670
Broadstone Net Lease, Inc.	18	374
Camden Property Trust	8	920
Caretrust REIT, Inc.	3	123
Compass, Inc. - Class A (a)	49	607
COPT Defense Properties	10	356
CoStar Group, Inc. (a)	16	447
Cousins Properties Incorporated	22	668
Cubesmart, L.P.	14	548
Cushman & Wakefield Ltd. (a)	34	449
DiamondRock Alpharetta Tenant, LLC	20	245
Diversified Healthcare Trust	16	144
Douglas Emmett, Inc.	30	356
EastGroup Properties, Inc.	2	409
Empire State Realty Trust, Inc. - Class A	21	112
EPR Properties	7	391
Equity Lifestyle Properties, Inc.	7	471
Essential Properties Realty Trust, Inc.	10	285
Essex Property Trust, Inc.	4	1,197

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Federal Realty Investment Trust	6	740
First Industrial Realty Trust, Inc.	7	427
Forestar Group Inc. (a)	2	64
Gaming and Leisure Properties, Inc.	16	715
Global Net Lease, Inc.	24	213
Healthcare Realty Trust Incorporated - Class A	43	868
Highwoods Properties, Inc.	14	435
Howard Hughes Holdings Inc. (a)	2	147
Hudson Pacific Properties, Inc. (a)	14	220
Independence Realty Trust, Inc.	21	349
Innovative Industrial Properties, Inc.	4	232
InvenTrust Properties Corp.	6	213
JBG Smith Properties (b)	10	151
Kilroy Realty Corporation	19	716
Kite Realty Naperville, LLC	17	497
Lamar Advertising Company - Class A	4	678
Lineage, Inc.	6	260
LXP Industrial Trust	7	368
Macerich Company, The	21	534
Medical Properties Trust, Inc.	98	451
Millrose Properties, Inc. - Class A	4	126
National Health Investors, Inc.	3	207
National Storage Affiliates Trust	4	193
Newmark Group, Inc. - Class A	11	171
NNN REIT, Inc.	13	620
Omega Healthcare Investors, Inc.	14	677
Open Doors Technology Inc. - Class A (a)	75	348
OUTFRONT Media Inc.	11	363
Park Hotels & Resorts Inc.	52	735
Pebblebrook Hotel Trust	23	449
Phillips Edison & Company, Inc.	8	331
Piedmont Realty Trust, Inc. - Class A (a)	13	122
Rayonier Inc.	25	539
Regency Centers Corporation	12	958
Rexford Industrial Realty, Inc.	18	604
RLJ III-EM Columbus Lessee, LLC	26	312
Ryman Hospitality Properties, Inc.	2	284
Sabra Health Care REIT, Inc.	21	410
SBA Communications Corporation - Class A	4	726
Service Properties Trust	45	76
SL Green Realty Corp. (b)	12	646
STAG Industrial, Inc.	13	484
Sun Communities, Inc.	9	1,040
Sunstone Hotel Investors, Inc.	25	284
Terreno Realty Corporation	5	324
UDR, Inc.	23	915
Urban Edge Properties	11	243
Vornado Realty Trust	20	774
W.P. Carey Inc.	15	1,109
Xenia Hotels & Resorts, Inc.	13	257
Zillow Group, Inc. - Class C (a)	13	409
		35,087
Energy 5.2%
Antero Midstream Corporation	18	416
Archrock, Inc.	9	381
BKV Corporation (a)	2	49
California Resources Corporation	11	558
Chord Energy Corporation	5	570
CNX Resources Corporation (a)	21	724
Comstock Resources, Inc. (a) (b)	7	103
Core Natural Resources, Inc.	5	393
Crescent Energy Company - Class A	48	468
CVR Energy, Inc.	7	189
Delek US Holdings, Inc.	12	622
DHT Holdings, Inc.	7	112
Diversified Energy Company	6	78
Dorian LPG Ltd.	6	218
DT Midstream, Inc.	5	705
Expro Group Holdings N.V. (a)	6	92
Golar LNG Limited	2	107
Green Plains Inc. (a)	18	273
Gulfport Energy Corporation (a)	1	256
Helix Energy Solutions Group, Inc. (a)	21	183
Helmerich & Payne, Inc.	21	688
Highpeak Energy, Inc. (b)	6	40
International Seaways, Inc.	5	415
Kodiak Gas Services, LLC	3	249
Kosmos Energy Ltd. (a)	127	267
Liberty Energy Inc. - Class A	28	740
Magnolia Oil & Gas Corporation - Class A	17	446
Matador Resources Company	13	648
Murphy Oil Corporation	29	935
Nabors Industries Ltd. (a)	4	342
New Fortress Energy Inc. - Class A (a) (b)	137	50
Noble Corporation PLC	11	420
Northern Oil and Gas Incorporated	14	261
NOV Inc.	57	1,055
Par Pacific Holdings, Inc. (a)	8	432
Patterson-UTI Energy, Inc.	98	900
Peabody Energy Corporation	29	677
Permian Resources Corporation - Class A	45	822
ProFrac Holding Corp. - Class A (a)	6	35
Propetro Holding Corp. (a)	19	270
Range Resources Corporation	20	745
RPC, Inc.	21	120
Scorpio Tankers Inc.	3	225
Select Water Solutions, Inc. - Class A	12	243
SM Energy Company	55	1,428
Talos Energy Inc. (a)	21	278
TechnipFMC PLC	16	1,068
Teekay Corporation	4	37
Texas Pacific Land Corporation	1	328
Valaris Limited (a)	3	246
Venture Global, Inc. - Class A	3	29
Weatherford International Public Limited Company	5	414
		21,350
Materials 4.8%
AdvanSix Inc.	5	94
Alpha Metallurgical Resources, Inc. (a)	3	521
AptarGroup, Inc.	5	592
Ardagh Metal Packaging S.A.	14	67
Ashland Inc.	9	606
Avery Dennison Corporation	6	1,015
Avient Corporation	10	384
Axalta Coating Systems Ltd. (a)	19	636
Balchem Corporation	1	213
Cabot Corporation	6	518
Chemours Company, The	37	767
Clearwater Paper Corporation (a)	2	37
Commercial Metals Company	14	910
Compass Minerals International, Inc. (a)	3	99
Crown Holdings, Inc.	10	1,078
Eagle Materials Inc.	3	641
Ecovyst Inc. (a)	19	236
Element Solutions Inc.	16	751
Graphic Packaging Holding Company	61	644
Greif, Inc. - Class A	3	231
H.B. Fuller Company	6	351
Hecla Mining Company	16	249
Ingevity Corporation (a)	3	228
Innospec Inc.	3	219
James Hardie Industries Public Limited Company (a)	17	436
Kaiser Aluminum Corporation	2	320
KRC Materials, Inc. (a)	4	340
Kronos Worldwide, Inc.	4	25
Louisiana-Pacific Corporation (W VA)	7	548
Materion Corporation	1	445
MATIV Holdings, Inc.	6	47
Metallus Inc. (a)	5	89
Minerals Technologies Inc.	3	199
NewMarket Corporation	1	514
O-I Glass, Inc. (a)	23	221
Quaker Chemical Corporation	2	258
Royal Gold, Inc.	2	343
RPM International Inc.	9	948
Ryerson Holding Corporation	6	137
Scotts Miracle-Gro Company, The	5	352
Sensient Technologies Corporation	3	352

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Silgan Holdings Inc.	10	481
Solstice Advanced Materials US, Inc.	7	633
Sonoco Products Company	15	828
Stepan Company	2	121
SunCoke Energy, Inc.	15	117
Sylvamo Corporation	4	157
Tronox Holdings PLC	45	281
Warrior Met Coal, Inc.	5	424
Worthington Steel, Inc.	3	110
		19,813
Consumer Staples 3.4%
Andersons, Inc., The	4	290
B&G Foods, Inc. (b)	31	123
BJ's Wholesale Club Holdings, Inc. (a)	8	686
Boston Beer Company, Inc., The - Class A (a)	1	194
Brown-Forman Corporation - Class B	29	771
Cal-Maine Foods, Inc.	5	432
Casey's General Stores, Inc.	1	847
Central Garden & Pet Company - Class A (a)	6	220
Clorox Company, The	9	816
Coca-Cola Consolidated, Inc.	2	443
Coty Inc. - Class A (a)	87	189
Darling Ingredients Inc. (a)	20	1,073
Dole Public Limited Company	5	69
Edgewell Personal Care Colombia S A S	9	252
Energizer Holdings, Inc.	11	230
Flowers Foods, Inc. (b)	50	392
Fresh Del Monte Produce Inc.	4	112
Grocery Outlet Holding Corp. (a)	25	251
Hain Celestial Group, Inc., The (a)	15	8
Ingles Markets, Incorporated - Class A	2	142
Ingredion Incorporated	7	680
Interparfums, Inc.	1	67
J&J Snack Foods Corp.	2	150
Lamb Weston Holdings, Inc.	14	609
Maplebear Inc. (a)	11	504
Marzetti Company, The	2	189
Medifast, Inc. (a)	1	12
National Beverage Corp. (a)	2	71
Nomad Foods Limited	21	232
Nu Skin Enterprises, Inc. - Class A	6	30
Oil-Dri Corporation of America	1	96
Pilgrim's Pride Corporation	2	65
Post Holdings, Inc. (a)	6	562
PriceSmart, Inc.	3	510
Primo Brands Corporation - Class A	9	219
Reynolds Consumer Products Inc.	6	172
Seneca Foods Corporation - Class A (a)	1	149
Simply Good Foods Company, The (a)	12	157
Spectrum Brands Holdings, Inc.	6	492
Sprouts Farmers Market, Inc. (a)	7	584
United Natural Foods, Inc. (a)	12	551
Universal Corporation	3	154
USANA Health Sciences, Inc. (a)	3	62
Village Super Market, Inc. - Class A	1	31
Weis Markets, Inc. (b)	2	134
		14,022
Communication Services 2.8%
Advantage Solutions, Inc. - Class A (a) (b)	—	—
AMC Networks, Inc. - Class A (a) (b)	6	55
Angi Inc. - Class A (a)	12	71
Array Digital Infrastructure, Inc.	2	70
Bumble Inc. - Class A (a)	22	70
Cable One, Inc. (a)	2	106
CarGurus, Inc. - Class A (a)	7	239
Cogent Communications Holdings, Inc.	9	125
E.W. Scripps Company, The - Class A (a)	10	27
Getty Images Holdings, Inc. - Class A (a) (b)	5	4
Gray Media, Inc.	19	77
Grizzly Merger Sub 1, LLC - Series C (a)	3	67
iHeartMedia, Inc. - Class A (a)	9	38
IHS Holding Limited (a)	11	92
Iridium Communications Inc.	11	629
John Wiley & Sons, Inc. - Class A	6	305
Liberty Broadband Corporation - Series C (a)	14	475
Liberty Latin America Ltd. - Class C (a)	19	145
Liberty Media Corporation - Series C (a)	7	636
Match Group, Inc.	14	523
Nexstar Media Group, Inc. - Class A	2	374
Optimum Communications, Inc. - Class A (a) (b)	19	28
People Incorporated (a)	13	614
Pinterest, Inc. - Class A (a)	39	817
Reddit, Inc. - Class A (a)	1	131
Roblox Corporation - Class A (a)	5	250
Roku, Inc. - Class A (a)	5	735
Scholastic Corporation	4	202
Shutterstock, Inc. (b)	2	25
Sinclair, Inc. - Class A	5	72
Snap Inc. - Class A (a)	106	471
Stagwell, Inc. - Class A (a)	7	50
Take-Two Interactive Software, Inc. (a)	4	1,086
Telephone and Data Systems, Inc.	14	519
The New York Times Company - Class A	7	518
TKO Group Holdings Inc. - Class A	1	202
Trade Desk, Inc., The - Class A (a)	13	232
TripAdvisor, Inc. (a)	16	218
Uniti Group Inc. (a)	26	298
Warner Music Group Corp. - Class A	4	113
Yelp Inc. (a)	13	317
Ziff Davis, Inc. (a)	8	433
ZoomInfo Technologies Inc. - Class A (a)	33	97
		11,556
Utilities 2.3%
Avista Corporation	8	348
Black Hills Corporation	8	569
California Water Service Group	5	227
Clearway Energy, Inc. - Class C	8	263
Essential Utilities, Inc.	22	826
Hawaiian Electric Industries, Inc. (a)	22	298
IDACORP, Inc.	4	545
MDU Resources Group, Inc.	15	326
National Fuel Gas Company	7	532
New Jersey Resources Corporation	8	440
Northwest Natural Holding Company	4	181
NorthWestern Corporation	6	417
OGE Energy Corp.	17	827
One Gas, Inc.	6	459
Ormat Technologies, Inc.	2	271
Otter Tail Corporation	3	257
Portland General Electric Company	13	655
Southwest Gas Holdings, Inc.	6	554
Spire Inc.	5	424
Talen Energy Corporation (a)	1	438
TXNM Energy, Inc.	7	422
		9,279
Total Common Stocks (cost $329,535)		411,017
SHORT TERM INVESTMENTS 3.2%
Securities Lending Collateral 1.9%
JNL Government Money Market Fund - Class SL, 3.63% (c) (e)	7,840	7,840
Investment Companies 1.3%
JNL Government Money Market Fund - Class I, 3.53% (c) (e)	5,444	5,444
Total Short Term Investments (cost $13,284)		13,284
Total Investments 103.1% (cost $342,819)		424,301
Other Derivative Instruments 0.0%		9
Other Assets and Liabilities, Net (3.1)%		(12,673)
Total Net Assets 100.0%		411,637

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/RAFI Fundamental U.S. Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	964	27	182	15	123	(155)	777	0.2
JNL Government Money Market Fund, 3.63% - Class SL	4,978	31,296	28,434	68	—	—	7,840	1.9
JNL Government Money Market Fund, 3.53% - Class I	1,246	35,587	31,389	23	—	—	5,444	1.3
	7,188	66,910	60,005	106	123	(155)	14,061	3.4

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	1	September 2026	152	—	—
S&P Midcap 400 Index	4	September 2026	1,538	9	16
				9	16

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	410,374	643	—	411,017
Short Term Investments	13,284	—	—	13,284
	423,658	643	—	424,301
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	16	—	—	16
	16	—	—	16
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 99.7%
Information Technology 26.7%
Accenture Public Limited Company - Class A	20	2,483
Adobe Inc. (a)	2	486
Advanced Energy Industries, Inc.	2	558
Advanced Micro Devices, Inc. (a)	38	22,178
Akamai Technologies, Inc. (a)	10	1,152
Amdocs Limited	10	498
Amkor Technology, Inc.	25	2,137
Amphenol Corporation - Class A	29	5,075
Analog Devices, Inc.	11	4,544
Apple Inc.	81	23,314
Applied Materials, Inc.	51	36,654
AppLovin Corporation - Class A (a)	1	580
Arista Networks, Inc. (a)	25	4,166
Arrow Electronics, Inc. (a)	10	2,155
Avnet, Inc.	19	1,730
Belden Inc.	3	345
Benchmark Electronics, Inc.	6	615
Broadcom Inc.	103	38,875
CDW Corp.	2	246
Ciena Corporation (a)	6	2,708
Cirrus Logic, Inc. (a)	6	892
Cisco Systems, Inc.	274	32,235
Cognex Corporation	10	689
Coherent Corp. (a)	8	3,022
Corning Incorporated	122	31,193
Datadog, Inc. - Class A (a)	13	3,370
Dell Technologies Inc. - Class C	16	6,819
DigitalOcean Holdings, Inc. (a)	3	477
Dolby Laboratories, Inc. - Class A	8	445
Dropbox, Inc. - Class A (a)	32	879
DXC Technology Company (a)	36	322
Entegris, Inc.	6	1,046
F5, Inc. (a)	4	1,819
Fair Isaac Corporation (a)	1	699
First Solar, Inc. (a)	4	951
Flex Ltd. (a)	9	1,387
Formfactor, Inc. (a)	3	507
Fortinet, Inc. (a)	6	917
Gartner, Inc. (a)	3	361
Gen Digital Inc.	37	917
Hewlett Packard Enterprise Company	177	7,998
HP, Inc.	234	5,138
Insight Enterprises, Inc. (a)	8	937
Intel Corporation (a)	492	68,659
InterDigital, Inc.	3	896
International Business Machines Corporation	84	23,582
Jabil Inc.	12	4,466
Keysight Technologies, Inc. (a)	4	1,399
KLA Corporation	66	20,049
Knowles Corporation (a)	13	560
Kyndryl Holdings, Inc. (a)	13	145
Lam Research Corporation	83	36,030
Lattice Semiconductor Corporation (a)	9	1,363
Littelfuse, Inc.	1	464
Lumentum Holdings Inc. (a)	3	2,588
MACOM Technology Solutions Holdings, Inc. (a)	3	987
Manhattan Associates, Inc. (a)	2	242
Marvell Technology, Inc.	21	6,110
MaxLinear, Inc. (a)	3	422
Microchip Technology Incorporated	12	1,135
Micron Technology, Inc.	26	30,532
MKS Inc.	3	1,192
MongoDB, Inc. - Class A (a)	3	1,035
Monolithic Power Systems, Inc.	2	3,112
Motorola Solutions, Inc.	3	1,442
NetApp, Inc.	10	1,607
NetScout Systems, Inc. (a)	10	448
NVIDIA Corporation	107	21,373
ON Semiconductor Corporation (a)	9	867
Onto Innovation Inc. (a)	2	771
Oracle Corporation	79	11,607
OSI Systems, Inc. (a)	2	487
Plexus Corp. (a)	5	1,572
Power Integrations, Inc.	3	292
Pure Storage, Inc. - Class A (a)	12	974
Qorvo, Inc. (a)	5	500
Qualcomm Incorporated	65	11,933
Rambus Inc. (a)	4	571
Rogers Corporation (a)	2	294
Roper Technologies, Inc.	2	832
SanDisk LLC (a)	3	7,469
Sanmina Corporation (a)	13	3,170
ScanSource, Inc. (a)	4	196
Seagate Technology Holdings Public Limited Company	17	16,045
Semtech Corporation (a)	4	616
Silicon Laboratories Inc. (a)	6	1,390
Synaptics Incorporated (a)	3	424
TD SYNNEX Corporation	6	1,475
Teradata Corporation (a)	31	1,077
Teradyne, Inc.	12	6,037
Texas Instruments Incorporated	55	16,273
TTM Technologies, Inc. (a)	22	4,092
Tyler Technologies, Inc. (a)	1	275
VeriSign, Inc.	6	1,508
ViaSat, Inc. (a)	20	1,824
Viavi Solutions Inc. (a)	9	448
Vishay Intertechnology, Inc.	49	2,660
Vistance Networks, Inc. (a)	63	811
Vontier Corporation	16	462
Western Digital Corporation	41	26,265
Zoom Communications, Inc. - Class A (a)	6	509
		607,083
Health Care 14.6%
AbbVie Inc.	112	28,225
Alkermes Public Limited Company (a)	8	402
Alnylam Pharmaceuticals, Inc. (a)	2	478
Amgen Inc.	48	17,315
AMN Healthcare Services, Inc. (a)	12	379
Baxter International Inc.	23	482
Becton, Dickinson and Company	16	2,374
Biogen Inc. (a)	3	745
BioMarin Pharmaceutical Inc. (a)	6	365
Boston Scientific Corporation (a)	9	372
Brightspring Health Services, Inc. (a)	5	345
Bristol-Myers Squibb Company	209	12,014
Bruker Corporation	9	556
Cardinal Health, Inc.	30	7,021
Cencora, Inc.	8	2,342
Centene Corporation (a)	27	1,723
Charles River Laboratories International, Inc. (a)	2	428
Chemed Corporation	3	1,210
Cigna Group, The	30	8,356
Cooper Companies, Inc., The (a)	19	1,350
CVS Health Corporation	140	14,478
Davita Inc. (a)	12	2,773
Dentsply Sirona Inc.	51	544
Elanco Animal Health Incorporated (a)	19	473
Elevance Health, Inc.	9	3,415
Eli Lilly and Company	33	40,137
Encompass Health Corporation	17	1,683
Ensign Group, Inc., The	5	757
Exelixis, Inc. (a)	46	2,482
Fortrea Holdings Inc. (a)	20	350
GE HealthCare Technologies Inc.	12	757
Gilead Sciences, Inc.	126	15,875
Ginkgo Bioworks Holdings, Inc. - Class A (a)	23	225
Globus Medical, Inc. - Class A (a)	13	1,005
Haemonetics Corporation (a)	4	320
Halozyme Therapeutics, Inc. (a)	11	836
HCA Healthcare, Inc.	14	5,316
HealthEquity, Inc. (a)	3	281
Henry Schein, Inc. (a)	11	947
Humana Inc.	9	3,562
ICU Medical, Inc. (a)	2	345
IDEXX Laboratories, Inc. (a)	5	2,781

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Illumina, Inc. (a)	3	610
Incyte Corporation (a)	20	2,259
Ionis Pharmaceuticals, Inc. (a)	11	883
Jazz Pharmaceuticals Public Limited Company (a)	12	2,908
Johnson & Johnson	145	36,874
Labcorp Holdings Inc.	3	942
McKesson Corporation	7	5,355
Medtronic, Inc.	24	1,890
Merck & Co., Inc.	184	23,686
Mettler-Toledo International Inc. (a)	1	1,571
Moderna, Inc. (a)	32	2,257
National HealthCare Corporation	2	425
Neurocrine Biosciences, Inc. (a)	9	1,562
Novavax, Inc. (a) (b)	51	485
Organon & Co.	103	1,391
Penumbra, Inc. (a)	2	483
Pfizer Inc.	671	16,161
Quest Diagnostics Incorporated	6	1,248
Regeneron Pharmaceuticals, Inc.	10	6,476
ResMed Inc.	6	1,221
Revolution Medicines, Inc. (a)	8	1,485
Roivant Sciences Ltd. (a)	19	663
Royalty Pharma PLC - Class A	57	3,220
Teleflex Incorporated	7	888
United Therapeutics Corporation (a)	9	4,889
UnitedHealth Group Incorporated	36	15,089
Universal Health Services, Inc. - Class B	5	771
Vaxcyte, Inc. (a)	6	330
Vertex Pharmaceuticals Incorporated (a)	5	2,561
Viatris Inc.	181	2,875
West Pharmaceutical Services, Inc.	8	2,989
Zimmer Biomet Holdings, Inc.	3	289
Zoetis Inc. - Class A	8	539
		331,099
Industrials 13.0%
3M Company	41	6,697
A. O. Smith Corporation	27	1,672
AAON, Inc.	3	341
AAR Corp. (a)	6	892
ABM Industries Incorporated	11	472
Acuity Inc.	3	1,012
Advanced Drainage Systems, Inc.	8	1,259
AECOM	8	551
AerCap Holdings N.V.	4	530
AGCO Corporation	7	789
Allison Systems, Inc.	15	1,677
API Group Corporation (a)	14	603
Applied Industrial Technologies, Inc.	2	688
Arcbest Corporation	2	334
Arcosa, Inc.	5	723
Armstrong World Industries, Inc.	3	561
ATI Inc. (a)	7	1,396
Atkore Inc.	8	579
Automatic Data Processing, Inc.	10	2,188
Avis Budget Group, Inc. (a) (b)	4	592
Boise Cascade Company	7	567
Booz Allen Hamilton Holding Corporation - Class A	21	1,297
Brady Corporation - Class A	4	405
Brink's Company, The	6	533
Broadridge Financial Solutions, Inc.	11	1,478
Builders FirstSource, Inc. (a)	9	842
BWXT Government Group, Inc.	19	3,666
C.H. Robinson Worldwide, Inc.	28	5,184
CACI International Inc. - Class A (a)	5	2,339
Carlisle Companies Incorporated	1	489
Carpenter Technology Corporation	12	7,673
Caterpillar Inc.	24	25,631
Chart Industries, Inc. (a)	2	399
Cintas Corporation	7	1,195
Clean Harbors, Inc. (a)	2	592
Comfort Systems USA, Inc.	1	2,723
Copart, Inc. (a)	33	929
Core & Main, Inc. - Class A (a)	10	485
CoreCivic, Inc. (a)	18	534
Crane Company	3	592
CSX Corporation	115	5,454
Cummins Inc.	4	3,182
Curtiss-Wright Corporation	5	3,518
Delta Air Lines, Inc.	4	350
DNOW Inc. (a)	25	323
Donaldson Company, Inc.	11	994
Dycom Industries, Inc. (a)	2	1,147
EMCOR Group, Inc.	1	851
EnerSys	1	343
Enpro Inc.	1	305
Equifax Inc.	1	237
Everus Construction Group, Inc. (a)	7	1,153
Expeditors International of Washington, Inc. - Class A	23	3,753
Fastenal Company	28	1,331
Federal Signal Corporation	2	312
FedEx Corporation	5	1,603
Fedex Freight Holding Company, Inc. (a)	3	384
Ferguson Enterprises Inc.	16	3,774
Flowserve Corporation	5	386
Franklin Electric Co., Inc.	5	482
FTAI Aviation Ltd.	4	1,215
FTI Consulting, Inc. (a)	6	958
Gates Industrial Corporation PLC (a)	10	279
GATX Corporation	4	625
GE Vernova Inc.	6	7,409
Generac Holdings Inc. (a)	9	2,527
General Dynamics Corporation	18	6,343
General Electric Company	33	12,408
Genpact Limited	43	1,181
GEO Group, Inc., The (a)	33	964
Graco Inc.	10	782
Granite Construction Incorporated	11	1,717
Greenbrier Companies, Inc., The	8	369
Griffon Corporation	6	544
Healthcare Services Group, Inc. (a)	12	287
Hertz Global Holdings, Inc. (a) (b)	59	134
Hexcel Corporation	11	1,125
HNI Corporation	8	337
Howmet Aerospace Inc.	36	9,744
Hub Group, Inc. - Class A	13	553
Hubbell Incorporated	3	1,514
Huntington Ingalls Industries, Inc.	2	656
IDEX Corporation	13	2,914
Illinois Tool Works Inc.	9	2,472
ITT Inc.	9	1,733
J.B. Hunt Transport Services, Inc.	5	1,493
Jacobs Solutions Inc.	2	194
JetBlue Airways Corporation (a)	85	485
Johnson Controls International Public Limited Company	14	2,086
Kennametal Inc.	15	521
Kirby Corporation (a)	2	285
Knight-Swift Transportation Holdings Inc. - Class A	3	257
L3Harris Technologies, Inc.	18	5,141
Landstar System, Inc.	9	1,814
Leidos Holdings, Inc.	6	637
Lennox International Inc.	1	790
Lincoln Electric Holdings, Inc.	6	1,697
Lockheed Martin Corporation	28	14,127
ManpowerGroup Inc.	11	369
Masco Corporation	10	806
MasTec, Inc. (a)	3	1,044
Masterbrand, Inc. (a)	38	391
Matson Intermodal - Paragon, Inc.	5	975
Maximus, Inc.	13	673
Mercury Systems, Inc. (a)	5	611
MillerKnoll, Inc.	14	296
Mine Safety Appliances Company, LLC	3	525
Modine Manufacturing Company (a)	2	570
Moog Inc. - Class A	5	2,020
MSC Industrial Direct Co., Inc. - Class A	12	1,405
Mueller Industries, Inc.	13	1,542
MYR Group Inc. (a)	1	301

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
NextPower LLC - Class A (a)	6	704
Nordson Corporation	2	641
Norfolk Southern Corporation	5	1,654
Northrop Grumman Corporation	12	6,121
Nvent Electric Public Limited Company	6	1,079
Old Dominion Freight Line, Inc.	4	799
Openlane, Inc. (a)	12	498
Oshkosh Corporation	5	769
Otis Worldwide Corporation	19	1,327
Owens Corning	3	466
PACCAR Inc.	12	1,454
Parker-Hannifin Corporation	3	2,893
Paychex, Inc.	6	609
Primoris Services Corporation	13	1,336
Quanta Services, Inc.	4	2,519
Qxo, Inc. (a) (b)	43	745
RBC Bearings Incorporated (a)	1	790
Regal Rexnord Corporation	3	646
Republic Services, Inc.	5	1,073
Resideo Technologies, Inc. (a)	21	644
Robert Half Inc.	7	217
Rockwell Automation, Inc.	3	1,295
Rollins, Inc.	21	865
RTX Corporation	45	8,596
Rush Enterprises, Inc. - Class A	9	688
Ryder System, Inc.	1	293
Saia, Inc. (a)	1	444
Schneider National, Inc. - Class B	14	522
Science Applications International Corporation	10	1,142
Sensata Technologies Holding PLC	6	265
Simpson Manufacturing Co., Inc.	2	346
SkyWest, Inc. (a)	7	677
SPX Technologies, Inc. (a)	2	496
Stanley Black & Decker, Inc.	4	382
Terex Corporation	26	1,859
Textron Inc.	4	380
Timken Company, The	13	1,826
Toro Company, The	15	1,418
Trinity Industries, Inc.	12	398
UFP Industries, Inc.	7	654
UL Solutions Inc. - Class A	5	516
Unifirst Corporation	3	807
Union Pacific Corporation	25	6,726
United Airlines Holdings, Inc. (a)	4	506
United Parcel Service, Inc. - Class B	58	6,258
United Rentals, Inc.	1	1,662
Valmont Industries, Inc.	1	813
Veralto Corporation	19	1,668
Verisk Analytics, Inc.	12	2,097
Vertiv Holdings Co - Class A	15	5,004
W.W. Grainger, Inc.	1	1,637
Waste Management, Inc.	11	2,418
Watsco, Inc. (b)	3	1,380
Watts Water Technologies, Inc. - Class A	1	404
Werner Enterprises, Inc.	20	866
WESCO International, Inc.	1	385
Woodward, Inc.	2	1,010
XPO, Inc. (a)	5	939
Zurn Elkay Water Solutions Corporation	6	317
		295,779
Financials 10.6%
Acadian Asset Management, Inc.	6	424
Affiliated Managers Group, Inc.	7	2,331
AFLAC Incorporated	22	2,589
AGNC Investment Corp. (b)	163	1,776
Allstate Corporation, The	11	2,510
Ally Financial Inc.	35	1,608
American International Group, Inc.	59	4,404
Ameriprise Financial, Inc.	4	1,859
Annaly Capital Management, Inc.	17	383
AON Public Limited Company - Class A	9	2,985
Apollo Commercial Real Estate Finance, Inc.	27	288
Arch Capital Group Ltd. (a)	4	419
Ares Management Corporation - Class A	4	499
Arthur J. Gallagher & Co.	4	985
Artisan Partners Asset Management Inc. - Class A	9	310
Assurant, Inc.	6	1,744
BankUnited, Inc.	16	755
Berkshire Hathaway Inc. - Class B (a)	47	23,355
Blackstone Inc. - Class A	14	1,652
Bread Financial Payments, Inc.	13	1,389
Brighthouse Financial, Inc. (a)	11	726
Brown & Brown, Inc.	13	808
Capital One Financial Corporation	33	6,672
CBOE Global Markets, Inc.	6	1,484
Charles Schwab Corporation, The	17	1,548
Chimera Investment Corporation	15	196
Chubb Limited	8	2,735
Citigroup Inc.	219	30,634
Citizens Financial Group, Inc.	21	1,485
CME Group Inc. - Class A	10	2,280
CNO Financial Group, Inc.	11	583
Columbia Banking System, Inc.	11	354
Corebridge Financial, Inc.	27	764
Corpay Inc. (a)	1	313
Credit Acceptance Corporation (a) (b)	—	310
DigitalBridge Group, Inc. - Class A	56	884
East West Bancorp, Inc.	6	715
Employers Holdings, Inc.	5	230
Encore Capital Group, Inc. (a)	6	524
Equitable Holdings, Inc.	26	1,153
Erie Indemnity Company - Class A (b)	2	558
Evercore Inc. - Class A	7	2,343
FactSet Research Systems Inc.	2	388
Federated Hermes, Inc. - Class B	15	830
Fifth Third Bancorp	21	1,185
First American Financial Corporation	7	475
First Horizon Corporation	19	488
FirstCash, Inc.	6	1,317
Flagstar Bank, National Association	71	1,055
Franklin Resources, Inc.	34	1,119
Genworth Financial, Inc. - Class A (a)	64	602
Globe Life Inc.	3	567
Goldman Sachs Group, Inc., The	13	12,709
Hanover Insurance Group Inc, The	6	1,204
Hilltop Holdings Inc.	7	260
Houlihan Lokey, Inc. - Class A	6	738
Independence Holdings, LLC	17	1,052
Interactive Brokers Group, Inc. - Class A	24	2,124
Intercontinental Exchange, Inc.	15	1,883
Invesco Ltd.	47	1,244
Jack Henry & Associates, Inc.	11	1,573
Jackson Financial Inc. - Class A (c)	10	1,060
Jefferies Financial Group Inc.	8	408
KeyCorp	24	557
Lincoln National Corporation	22	776
Loews Corporation	12	1,345
LPL Financial Holdings Inc.	2	643
MarketAxess Holdings Inc.	4	449
Marsh & Mclennan Companies, Inc.	18	3,059
MasterCard Incorporated - Class A	9	4,877
Mercury General Corporation	4	443
MetLife, Inc.	31	2,634
MFA Financial, Inc.	24	234
MGIC Investment Corporation	11	315
Moelis & Company - Class A	6	418
Moody's Corporation	1	517
Morgan Stanley	28	5,818
MSCI Inc. - Class A	2	1,126
Nasdaq, Inc.	2	184
NCR Atleos Corporation (a)	15	660
Nelnet, Inc. - Class A	3	342
Northern Trust Corporation	4	721
PennyMac Mortgage Investment Trust	23	258
Popular, Inc.	3	430
PROG Holdings, Inc.	8	384
Progressive Corporation, The	17	3,763
Prudential Financial, Inc.	28	3,009
Regions Financial Corporation	20	594

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
RenaissanceRe Holdings Ltd	4	1,243
RITHM Capital Corp.	35	328
RLI Corp.	6	335
S&P Global Inc.	2	876
SEI Investments Company	14	1,227
Selective Insurance Group, Inc.	7	687
SLM Corporation	57	1,478
State Street Corporation	6	1,044
Stewart Information Services Corporation	4	254
Stifel Financial Corp.	5	375
StoneX Group Inc. (a)	3	323
Synchrony Financial	69	5,282
T. Rowe Price Group, Inc.	25	2,857
The Bank Of New York Mellon Corporation (c)	59	8,587
Tradeweb Markets Inc. - Class A	4	417
Travelers Companies, Inc., The	14	4,578
U.S. Bancorp	35	2,138
UMB Financial Corporation	3	356
Unum Group	10	931
Valley National Bancorp	20	286
Virtu Financial, Inc. - Class A	25	1,460
Visa Inc. - Class A	23	7,950
Voya Financial, Inc.	4	319
W. R. Berkley Corporation	4	260
WAFD, Inc.	8	313
Webster Financial Corporation	7	502
Wells Fargo & Company	202	16,720
Western Union Company, The (b)	149	1,144
Wex, Inc. (a)	2	298
White Mountains Insurance Group Ltd	—	690
Willis Towers Watson Public Limited Company	4	932
Wintrust Financial Corporation	3	415
Zions Bancorporation, National Association	8	559
		240,565
Consumer Staples 9.3%
Albertsons Companies, Inc. - Class A	82	1,105
Altria Group, Inc.	174	12,521
Andersons, Inc., The	6	378
Archer-Daniels-Midland Company	69	5,274
B&G Foods, Inc. (b)	34	136
BJ's Wholesale Club Holdings, Inc. (a)	11	936
Boston Beer Company, Inc., The - Class A (a)	2	368
Brown-Forman Corporation - Class B	56	1,487
Bunge Global S.A.	31	3,343
Cal-Maine Foods, Inc.	18	1,422
Campbell's Company, The (b)	14	307
Casey's General Stores, Inc.	1	1,148
Central Garden & Pet Company - Class A (a)	7	263
Church & Dwight Co., Inc.	16	1,559
Clorox Company, The	19	1,799
Coca-Cola Company, The	170	13,791
Coca-Cola Consolidated, Inc.	6	1,060
Colgate-Palmolive Company	50	4,583
Conagra Brands, Inc.	40	538
Constellation Brands, Inc. - Class A	6	857
Costco Wholesale Corporation	5	4,807
Darling Ingredients Inc. (a)	7	361
Dole Public Limited Company	12	170
Dollar General Corporation	30	3,497
Dollar Tree, Inc. (a)	22	2,611
Edgewell Personal Care Colombia S A S	12	314
Energizer Holdings, Inc.	16	340
Estee Lauder Companies Inc., The - Class A	5	414
Flowers Foods, Inc. (b)	35	278
General Mills, Inc.	46	1,610
Hershey Company, The	13	2,280
Hormel Foods Corporation	22	537
Ingles Markets, Incorporated - Class A	2	186
Ingredion Incorporated	11	1,003
J. M. Smucker Company, The	11	1,257
Kenvue Inc.	20	387
Keurig Dr Pepper Inc.	61	2,007
Kimberly-Clark Corporation	27	2,978
Kraft Heinz Company, The	156	3,684
Kroger Co., The	110	6,112
Lamb Weston Holdings, Inc.	13	554
Maplebear Inc. (a)	8	394
Marzetti Company, The	4	454
McCormick & Company, Incorporated	2	79
Molson Coors Beverage Company - Class B	34	1,330
Mondelez International, Inc. - Class A	82	4,770
Monster Beverage 1990 Corporation (a)	45	4,351
PepsiCo, Inc.	102	13,780
Philip Morris International Inc.	75	13,546
Post Holdings, Inc. (a) (b)	8	746
PriceSmart, Inc.	4	860
Procter & Gamble Company, The	122	17,937
Seaboard Corporation	—	259
Seneca Foods Corporation - Class A (a)	2	309
Spectrum Brands Holdings, Inc.	6	551
Sprouts Farmers Market, Inc. (a)	38	3,252
Sysco Corporation	20	1,685
Target Corporation	104	13,568
Tyson Foods, Inc. - Class A	52	2,964
United Natural Foods, Inc. (a)	13	589
Universal Corporation	3	172
US Foods Holding Corp. (a)	16	1,671
Walmart Inc.	363	41,074
		212,603
Consumer Discretionary 8.2%
Abercrombie & Fitch Co. - Class A (a)	14	1,284
Academy Sports & Outdoors, Inc.	24	1,151
Acushnet Holdings Corp.	6	741
Adient Public Limited Company (a)	17	312
Advance Auto Parts, Inc. (b)	13	806
American Eagle Outfitters, Inc.	82	1,408
Aptiv PLC (a)	20	1,213
Asbury Automotive Group, Inc. (a)	4	820
AutoNation, Inc. (a)	7	1,316
AutoZone, Inc. (a)	1	2,870
Bath & Body Works, Inc.	17	402
Best Buy Co., Inc.	58	4,386
Booking Holdings Inc.	22	3,909
BorgWarner Inc.	34	2,287
Boyd Gaming Corporation	10	851
Brunswick Corporation	16	1,377
Buckle, Inc., The	8	340
Burlington Stores, Inc. (a)	2	783
Callaway Golf Company (a)	16	299
Capri Holdings Limited (a)	42	782
Carter's, Inc.	20	832
Century Communities, Inc.	5	329
Covista Inc. (a)	6	791
Cracker Barrel Old Country Store, Inc. (b)	9	466
Crocs, Inc. (a)	6	728
D.R. Horton, Inc.	6	975
Dana Incorporated	24	663
Darden Restaurants, Inc.	6	1,174
Dauch Corporation (a)	63	342
Deckers Outdoor Corporation (a)	14	1,381
Dick's Sporting Goods, Inc. (b)	6	1,390
Domino's Pizza, Inc.	5	1,421
Dorman Products, Inc. (a)	3	465
eBay Inc.	92	10,320
ETSY, Inc. (a)	14	1,060
Expedia Group, Inc.	7	1,793
Five Below, Inc. (a)	2	393
Ford Motor Company	780	10,841
Gap, Inc., The	27	505
General Motors Company	139	10,748
Gentex Corporation	37	943
Genuine Parts Company	7	794
G-III Apparel Group, Ltd.	7	251
Gold.Com, Inc.	12	483
Goodyear Tire & Rubber Company, The (a)	82	540
Graham Holdings Co., Ltd. - Class B	—	350
Grand Canyon Education, Inc. (a)	5	697
H & R Block, Inc.	14	545

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Harley-Davidson, Inc.	24	592
Hasbro, Inc.	29	2,391
Helen of Troy Limited (a)	12	344
Hilton Worldwide Holdings Inc.	5	1,726
Home Depot, Inc., The	29	10,335
Hyatt Hotels Corporation - Class A (b)	2	317
Installed Building Products, Inc.	2	363
Kohl's Corporation	50	886
Kontoor Brands, Inc.	8	707
Las Vegas Sands Corp.	10	478
Laureate Education, Inc. - Class A (a)	26	947
La-Z-Boy Incorporated	8	332
LCI Industries	2	248
Lear Corporation	8	1,130
Leggett & Platt, Incorporated	50	585
Lennar Corporation - Class A	6	577
Lithia Motors, Inc. - Class A	1	386
Lowe`s Companies, Inc.	28	6,259
M/I Homes, Inc. (a)	4	579
Macy's, Inc.	57	1,334
MarineMax, Inc. (a)	6	214
Marriott International, Inc. - Class A	8	2,952
Marriott Vacations Worldwide Corporation	6	562
McDonald's Corporation	34	9,077
Meritage Homes Corporation	13	1,110
MGM Resorts International (a)	11	511
Mohawk Industries, Inc. (a)	3	405
Murphy USA Inc.	6	3,361
Newell Brands Inc.	20	120
Nike, Inc. - Class B	35	1,427
NVR, Inc. (a)	—	1,281
Ollie's Bargain Outlet Holdings, Inc. (a)	4	294
O'Reilly Automotive, Inc. (a)	40	3,724
Penske Automotive Group, Inc.	2	335
Phinia Inc.	7	600
Polaris Inc.	7	447
Pool Corporation	4	924
PulteGroup, Inc.	15	2,064
PVH Corp.	9	669
Ralph Lauren Corporation - Class A	3	1,394
Red Rock Resorts, Inc. - Class A	7	430
Ross Stores, Inc.	7	1,579
Sally Beauty Holdings, Inc. (a)	29	408
Service Corporation International	24	1,791
SharkNinja, Inc. (a)	3	506
Signet Jewelers Limited	15	1,284
Somnigroup International Inc. (b)	12	925
Sonic Automotive, Inc. - Class A	4	367
Starbucks Corporation	24	2,454
Steven Madden, Ltd.	16	654
Strategic Education, Inc.	5	365
Tapestry, Inc.	22	3,238
Taylor Morrison Home II Corporation - Class A (a)	6	411
Texas Roadhouse, Inc. - Class A	2	402
Thor Industries, Inc. (b)	5	377
TJX Companies, Inc., The	57	8,609
Toll Brothers, Inc.	7	1,100
TopBuild Corp. (a) (d)	2	945
Tractor Supply Company	30	937
Ulta Beauty, Inc. (a)	4	1,922
Upbound Group, Inc.	16	338
Urban Outfitters, Inc. (a)	13	946
V.F. Corporation	63	1,044
Vail Resorts, Inc. (b)	11	1,466
Valvoline, Inc. (a)	36	1,430
Victoria's Secret & Co. (a)	35	2,926
Visteon Corporation	5	525
Wayfair Inc. - Class A (a)	4	369
Wendy's Company, The (b)	61	509
Whirlpool Corporation (b)	11	438
Williams-Sonoma, Inc.	16	3,733
Winnebago Industries, Inc.	11	349
Wyndham Hotels & Resorts, Inc.	8	654
Wynn Resorts, Limited	4	409
Yum! Brands, Inc.	14	2,291
		186,675
Energy 6.3%
Antero Midstream Corporation	12	278
Apa Corp.	28	910
Archrock, Inc.	28	1,123
Baker Hughes Company - Class A	72	4,007
Cheniere Energy, Inc.	7	1,717
Chevron Corporation	157	25,968
Chord Energy Corporation	2	182
CNX Resources Corporation (a)	32	1,080
ConocoPhillips	53	5,468
Core Natural Resources, Inc.	7	531
CVR Energy, Inc.	17	464
Delek US Holdings, Inc.	25	1,265
Devon Energy Corporation	15	602
DHT Holdings, Inc.	15	242
Diamondback Energy, Inc.	4	764
Dorian LPG Ltd.	9	304
DT Midstream, Inc.	9	1,327
Expand Energy Corporation	3	243
Exxon Mobil Corporation	246	33,566
Halliburton Company	18	595
Helmerich & Payne, Inc.	22	713
HF Sinclair Corporation	29	2,025
International Seaways, Inc.	10	731
Kinder Morgan, Inc.	71	2,256
Marathon Petroleum Corporation	42	10,821
Matador Resources Company	5	225
Murphy Oil Corporation	37	1,212
Nabors Industries Ltd. (a)	5	419
Noble Corporation PLC	5	182
NOV Inc.	15	282
Occidental Petroleum Corporation	17	824
Ovintiv Canada ULC	33	1,740
Par Pacific Holdings, Inc. (a)	6	343
Patterson-UTI Energy, Inc.	74	679
PBF Energy Inc. - Class A	30	1,346
Peabody Energy Corporation	47	1,091
Permian Resources Corporation - Class A	63	1,165
Phillips 66	53	8,887
Scorpio Tankers Inc.	11	735
SLB Limited	50	2,335
SM Energy Company	26	678
Targa Resources Corp.	7	1,989
TechnipFMC PLC	52	3,478
Valero Energy Corporation	59	15,304
Weatherford International Public Limited Company	3	231
Williams Companies, Inc., The	29	2,133
World Kinect Corporation	15	482
		142,942
Communication Services 4.8%
Alphabet Inc. - Class A	57	20,507
AT&T Inc.	755	15,624
Comcast Corporation - Class A	200	4,913
EchoStar Corporation - Class A (a) (b)	14	1,388
Electronic Arts Inc.	26	5,367
Former Charter Communications Parent, Inc. - Class A (a)	34	4,767
Fox Corporation - Class A	43	2,228
Iridium Communications Inc.	13	731
John Wiley & Sons, Inc. - Class A	9	430
Liberty Broadband Corporation - Series C (a)	11	365
Liberty Global Ltd. - Class A (a)	65	737
Liberty Media Corporation - Series C (a)	7	703
Lumen Technologies, Inc. (a)	236	1,810
Match Group, Inc.	28	1,052
Meta Platforms, Inc. - Class A	6	3,469
Netflix, Inc. (a)	46	3,278
News Corporation - Class A	20	485
Nexstar Media Group, Inc. - Class A	2	444
Omnicom Group Inc.	14	998
Paramount Skydance Corporation - Class B	76	749
Roku, Inc. - Class A (a)	5	713
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Scholastic Corporation	12	568
Sirius XM Holdings Inc.	25	730
Take-Two Interactive Software, Inc. (a)	9	2,192
Telephone and Data Systems, Inc.	16	584
The New York Times Company - Class A	18	1,273
TKO Group Holdings Inc. - Class A	3	657
T-Mobile US, Inc.	22	3,624
Uniti Group Inc. (a)	44	509
Verizon Communications Inc.	476	20,158
Warner Bros. Discovery, Inc. - Series A (a)	278	7,401
Warner Music Group Corp. - Class A	11	307
Yelp Inc. (a)	21	512
		109,273
Materials 3.0%
Albemarle Corporation	3	373
Alcoa Corporation	25	1,294
Alpha Metallurgical Resources, Inc. (a)	5	749
Amcor Pty Ltd	18	766
AptarGroup, Inc.	8	1,060
Ashland Inc.	5	362
Avery Dennison Corporation	8	1,321
Balchem Corporation	2	270
Ball Corporation	25	1,567
Cabot Corporation	7	644
Celanese Corporation - Class A	16	714
CF Industries Holdings, Inc.	12	1,269
Chemours Company, The	57	1,163
Cleveland-Cliffs Inc. (a)	87	817
Commercial Metals Company	22	1,359
Corteva, Inc.	14	1,214
Crown Holdings, Inc.	20	2,289
Dow Inc.	66	1,806
DuPont de Nemours, Inc.	23	3,169
Eagle Materials Inc.	4	858
Eastman Chemical Company	14	906
Ecovyst Inc. (a)	19	232
Element Solutions Inc.	9	447
Freeport-McMoRan Inc.	34	2,125
Graphic Packaging Holding Company	65	692
Greif, Inc. - Class A	4	326
Hecla Mining Company	24	377
Huntsman Corporation	9	96
Ingevity Corporation (a)	3	250
International Paper Company	35	1,348
Kaiser Aluminum Corporation	5	901
Louisiana-Pacific Corporation (W VA)	8	642
LyondellBasell Industries N.V. - Class A	68	3,599
Mosaic Company, The	55	1,168
NewMarket Corporation	2	1,561
Newmont Corporation	66	6,176
Nucor Corporation	29	6,491
O-I Glass, Inc. (a)	32	310
Olin Corporation	14	273
Packaging Corporation of America	5	1,125
PPG Industries, Inc.	13	1,625
Reliance, Inc.	5	1,779
Royal Gold, Inc.	7	1,477
RPM International Inc.	18	2,012
Ryerson Holding Corporation	7	163
Sensient Technologies Corporation	7	877
Sherwin-Williams Company, The	3	1,142
Silgan Holdings Inc.	16	727
Sonoco Products Company	19	1,043
Southern Copper Corporation	6	963
Steel Dynamics, Inc.	6	1,479
Sylvamo Corporation	6	219
Tronox Holdings PLC	49	307
Warrior Met Coal, Inc.	15	1,258
Westlake Corporation	1	65
		67,245
Real Estate 1.8%
Agree Realty Corporation	9	646
American Healthcare REIT, Inc.	9	481
American Homes 4 Rent - Class A	29	966
American Tower Corporation	5	838
Americold Realty Trust, Inc.	40	637
Apple Hospitality REIT, Inc.	51	850
Brixmor Property Group Inc.	12	372
Camden Property Trust	11	1,245
Caretrust REIT, Inc.	14	546
Compass, Inc. - Class A (a)	29	359
COPT Defense Properties	15	563
Cubesmart, L.P.	13	507
DiamondRock Alpharetta Tenant, LLC	35	431
Diversified Healthcare Trust	28	256
EastGroup Properties, Inc.	2	421
Equity Lifestyle Properties, Inc.	10	648
Federal Realty Investment Trust	3	428
First Industrial Realty Trust, Inc.	10	622
Gaming and Leisure Properties, Inc.	38	1,710
Healthcare Realty Trust Incorporated - Class A	62	1,255
Host Hotels & Resorts, Inc.	25	581
InvenTrust Properties Corp.	8	300
Iron Mountain Incorporated	5	681
Jones Lang LaSalle Incorporated (a)	2	745
Lamar Advertising Company - Class A	10	1,495
LXP Industrial Trust	9	497
Macerich Company, The	38	965
Medical Properties Trust, Inc. (b)	107	493
National Health Investors, Inc.	5	406
National Storage Affiliates Trust	7	325
NNN REIT, Inc.	7	341
Omega Healthcare Investors, Inc.	31	1,478
OUTFRONT Media Inc.	24	772
Park Hotels & Resorts Inc.	78	1,106
Phillips Edison & Company, Inc.	16	653
Piedmont Realty Trust, Inc. - Class A (a)	23	212
ProLogis Inc.	22	2,964
Public Storage Operating Company	2	516
Rayonier Inc.	34	732
RLJ III-EM Columbus Lessee, LLC	44	521
Ryman Hospitality Properties, Inc.	4	486
Sabra Health Care REIT, Inc.	17	324
SBA Communications Corporation - Class A	6	1,010
Simon Property Group, Inc.	7	1,490
SL Green Realty Corp. (b)	9	482
STAG Industrial, Inc.	8	291
Sun Communities, Inc.	6	664
Sunstone Hotel Investors, Inc.	33	372
Terreno Realty Corporation	4	271
Ventas, Inc.	11	994
Vornado Realty Trust	14	538
W.P. Carey Inc.	14	1,009
Welltower Inc.	17	3,766
Xenia Hotels & Resorts, Inc.	12	238
		41,499
Utilities 1.4%
AES Corporation, The	31	453
Alliant Energy Corporation	6	460
American Electric Power Company, Inc.	13	1,724
Atmos Energy Corporation	4	659
Avista Corporation	11	467
California Water Service Group	7	327
CenterPoint Energy, Inc.	15	658
Clearway Energy, Inc. - Class C	17	591
Dominion Energy, Inc.	21	1,413
Edison International	9	669
Entergy Corporation	11	1,280
Essential Utilities, Inc.	8	315
Evergy, Inc.	8	711
Exelon Corporation	42	1,980
FirstEnergy Corp.	13	606
Hawaiian Electric Industries, Inc. (a)	46	624
IDACORP, Inc.	7	1,087
MDU Resources Group, Inc.	33	693
National Fuel Gas Company	12	906
New Jersey Resources Corporation	10	542
NiSource Inc.	11	514

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Northwest Natural Holding Company	5	247
NorthWestern Corporation	9	655
NRG Energy, Inc.	13	1,950
OGE Energy Corp.	7	351
One Gas, Inc.	8	646
Ormat Technologies, Inc.	7	783
Otter Tail Corporation	5	456
Portland General Electric Company	13	699
Sempra	15	1,420
Southwest Gas Holdings, Inc.	10	871
Spire Inc.	6	507
Talen Energy Corporation (a)	3	1,306
TXNM Energy, Inc.	17	971
UGI Corporation	14	481
Vistra Corp.	19	2,982
XCEL Energy Inc.	15	1,167
		32,171
Total Common Stocks (cost $1,700,748)		2,266,934
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 3.63% (c) (e)	9,394	9,394
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 3.53% (c) (e)	8,079	8,079
Total Short Term Investments (cost $17,473)		17,473
Total Investments 100.4% (cost $1,718,221)		2,284,407
Other Derivative Instruments 0.0%		73
Other Assets and Liabilities, Net (0.4)%		(10,020)
Total Net Assets 100.0%		2,274,460

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/RAFI Multi-Factor U.S. Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	1,224	65	188	18	136	(177)	1,060	—
JNL Government Money Market Fund, 3.53% - Class I	2,455	167,445	161,821	141	—	—	8,079	0.4
JNL Government Money Market Fund, 3.63% - Class SL	6,269	64,686	61,561	102	—	—	9,394	0.4
The Bank Of New York Mellon Corporation	7,101	344	518	63	335	1,325	8,587	0.4
	17,049	232,540	224,088	324	471	1,148	27,120	1.2

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	21	September 2026	7,901	51	25
S&P Midcap 400 Index	7	September 2026	2,687	22	32
				73	57

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,265,989	945	—	2,266,934
Short Term Investments	17,473	—	—	17,473
	2,283,462	945	—	2,284,407
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	57	—	—	57
	57	—	—	57

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Equity Fund
COMMON STOCKS 99.7%
Information Technology 32.4%
Advanced Micro Devices, Inc. (a)	56	32,762
Apple Inc.	172	49,811
Arista Networks, Inc. (a)	34	5,822
ASML Holding N.V. - ADR	3	5,968
Aurora Innovations Inc. - Class A (a) (b)	1,048	7,147
Bentley Systems, Incorporated - Class B (b)	151	4,515
Broadcom Inc.	88	33,391
Cadence Design Systems, Inc. (a)	16	6,149
Cerebras Systems Inc. - Class A (a)	2	376
Ciena Corporation (a)	6	2,741
KLA Corporation	35	10,503
Micron Technology, Inc.	19	21,844
Microsoft Corporation	146	54,368
NVIDIA Corporation	280	56,074
PTC Inc. (a)	115	13,104
Synopsys, Inc. (a)	11	4,951
Taiwan Semiconductor Manufacturing Company Limited - ADR	57	27,309
TE Connectivity Public Limited Company	18	3,649
		340,484
Health Care 17.5%
Abbott Laboratories	29	2,592
Alnylam Pharmaceuticals, Inc. (a)	35	10,377
Apogee Therapeutics, Inc. (a)	93	12,398
Ascendis Pharma A/S (a)	49	13,101
Becton, Dickinson and Company	80	12,141
Biogen Inc. (a)	14	2,960
Cencora, Inc.	76	21,479
CG Oncology, Inc. (a)	34	2,420
Cytokinetics, Incorporated (a)	166	14,171
Danaher Corporation	90	17,108
Denali Therapeutics Inc. (a)	65	1,667
Dyne Therapeutics Inc. (a)	51	1,131
Eli Lilly and Company	5	6,392
Erasca, Inc. (a)	80	1,468
Gilead Sciences, Inc.	27	3,460
HCA Healthcare, Inc.	10	3,977
Kymera Therapeutics, Inc. (a)	17	1,987
MoonLake Immunotherapeutics AG - Class A (a)	24	465
Revvity, Inc.	124	13,752
Stoke Therapeutics, Inc. (a)	8	267
UnitedHealth Group Incorporated	27	11,401
Vaxcyte, Inc. (a)	93	5,395
Waters Corporation (a)	51	19,062
West Pharmaceutical Services, Inc.	13	4,618
		183,789
Communication Services 10.2%
Alphabet Inc. - Class A	130	46,309
Alphabet Inc. - Class C	30	10,604
Meta Platforms, Inc. - Class A	79	44,376
Netflix, Inc. (a)	39	2,785
Sphere Entertainment Co. - Class A (a)	7	2,927
		107,001
Consumer Discretionary 10.1%
Amazon.com, Inc. (a)	258	61,522
DoorDash, Inc. - Class A (a)	62	11,454
General Motors Company	18	1,409
Hilton Worldwide Holdings Inc.	5	1,632
Marriott International, Inc. - Class A	5	2,008
Service Corporation International	31	2,360
Starbucks Corporation	133	13,547
Yum! Brands, Inc.	74	11,881
		105,813
Utilities 9.4%
Ameren Corporation	155	17,550
CenterPoint Energy, Inc.	727	32,022
Entergy Corporation	11	1,238
NiSource Inc.	540	25,686
PPL Corporation	485	17,616
WEC Energy Group Inc.	41	4,725
		98,837
Financials 8.8%
Ares Management Corporation - Class A	29	3,217
Arthur J. Gallagher & Co.	53	12,199
JPMorgan Chase & Co.	61	20,001
KKR & Co. Inc. - Class A	45	4,130
MasterCard Incorporated - Class A	43	21,926
MSCI Inc. - Class A	9	5,067
Ryan Specialty Group Holdings, Inc. - Class A (b)	23	870
S&P Global Inc.	6	2,552
Visa Inc. - Class A	49	16,752
Willis Towers Watson Public Limited Company (b)	21	5,443
		92,157
Industrials 5.5%
Arxis, Inc. - Class A (a)	62	2,855
General Electric Company	10	3,888
IDEX Corporation	11	2,401
Ingersoll Rand Inc.	157	12,852
ITT Inc.	9	1,816
Lockheed Martin Corporation	14	6,854
Northrop Grumman Corporation	14	6,978
Republic Services, Inc.	9	2,014
SPX Technologies, Inc. (a)	16	3,860
TransDigm Group Incorporated	3	3,353
Veralto Corporation	78	6,917
Waste Connections, Inc.	24	3,958
		57,746
Consumer Staples 3.8%
Keurig Dr Pepper Inc.	842	27,554
Philip Morris International Inc.	26	4,681
US Foods Holding Corp. (a)	79	8,113
		40,348
Energy 2.0%
Canadian Natural Resources Limited	326	12,878
Chevron Corporation	33	5,426
ConocoPhillips	25	2,619
		20,923
Total Common Stocks (cost $918,306)		1,047,098
RIGHTS 0.0%
Gilead Sciences, Inc. (a) (c)	25	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 1.4%
Securities Lending Collateral 1.1%
JNL Government Money Market Fund - Class SL, 3.63% (d) (e)	11,537	11,537
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	3,051	3,051
T. Rowe Price Government Reserve Fund, 3.64% (d) (e)	2	2
		3,053
Total Short Term Investments (cost $14,590)		14,590
Total Investments 101.1% (cost $932,896)		1,061,688
Other Assets and Liabilities, Net (1.1)%		(11,173)
Total Net Assets 100.0%		1,050,515

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/T. Rowe Price Capital Appreciation Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	4,529	56,210	57,688	52	—	—	3,051	0.3
JNL Government Money Market Fund, 3.63% - Class SL	7,541	63,443	59,447	57	—	—	11,537	1.1
T. Rowe Price Government Reserve Fund, 3.64%	—	7,345	7,343	2	—	—	2	—
	12,070	126,998	124,478	111	—	—	14,590	1.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/T. Rowe Price Capital Appreciation Equity Fund
Assets - Securities
Common Stocks	1,047,098	—	—	1,047,098
Rights	—	—	—	—
Short Term Investments	14,590	—	—	14,590
	1,061,688	—	—	1,061,688

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 62.9%
Information Technology 21.5%
Advanced Micro Devices, Inc. (a) (b) (c)	597	346,653
Apple Inc. (c)	973	281,621
Arista Networks, Inc. (a)	724	123,006
ASML Holding N.V. - ADR	45	90,364
Aurora Innovations Inc. - Class A (a)	38,368	261,671
Bentley Systems, Incorporated - Class B (d)	975	29,158
Broadcom Inc. (c)	1,088	410,956
Cadence Design Systems, Inc. (a)	157	58,813
Cerebras Systems Inc. - Class A (a)	20	4,510
Ciena Corporation (a)	33	16,336
International Business Machines Corporation	40	11,228
Lumentum Holdings Inc. (a)	32	27,630
Micron Technology, Inc.	146	168,062
Microsoft Corporation (c)	1,435	535,404
NVIDIA Corporation (b)	2,284	457,017
PTC Inc. (a) (b) (c)	1,045	118,735
Quantinuum Inc. - Class A (a)	11	884
Synopsys, Inc. (a)	124	55,134
Taiwan Semiconductor Manufacturing Company Limited	3,085	239,996
TE Connectivity Public Limited Company	213	42,866
Texas Instruments Incorporated	37	10,968
		3,291,012
Health Care 12.0%
Alnylam Pharmaceuticals, Inc. (a)	489	147,275
Ascendis Pharma A/S (a)	796	212,236
Becton, Dickinson and Company (b)	502	75,956
Cencora, Inc.	1,049	296,791
CG Oncology, Inc. (a)	586	41,628
Cytokinetics, Incorporated (a)	1,446	123,190
Danaher Corporation	948	180,527
Denali Therapeutics Inc. (a)	1,084	27,891
Dyne Therapeutics Inc. (a)	720	15,984
Erasca, Inc. (a)	1,524	27,911
HCA Healthcare, Inc.	136	53,154
Kymera Therapeutics, Inc. (a)	447	51,250
Maze Therapeutics, Inc. (a) (d)	215	6,424
MoonLake Immunotherapeutics AG - Class A (a)	350	6,817
Revvity, Inc. (c)	2,500	278,179
Stoke Therapeutics, Inc. (a)	119	3,894
UnitedHealth Group Incorporated (c)	72	29,742
Vaxcyte, Inc. (a)	926	53,801
Waters Corporation (a) (c)	500	187,680
Xenon Pharmaceuticals Inc. (a)	299	18,046
		1,838,376
Communication Services 6.7%
Alphabet Inc. - Class A (b) (c)	1,140	407,326
Alphabet Inc. - Class C (c)	713	251,844
Meta Platforms, Inc. - Class A (b) (c)	625	351,794
Sphere Entertainment Co. - Class A (a) (b)	45	17,960
		1,028,924
Utilities 6.2%
Ameren Corporation	1,679	189,843
CenterPoint Energy, Inc.	9,278	408,612
NiSource Inc.	4,087	194,347
PPL Corporation	4,383	159,312
		952,114
Consumer Discretionary 5.8%
Amazon.com, Inc. (a) (b) (c)	2,216	528,249
DoorDash, Inc. - Class A (a) (c)	760	140,301
Starbucks Corporation (c)	997	101,920
Yum! Brands, Inc. (c)	742	118,546
		889,016
Financials 5.3%
Ares Management Corporation - Class A	381	42,389
Arthur J. Gallagher & Co.	317	72,883
JPMorgan Chase & Co. (c)	170	55,646
KKR & Co. Inc. - Class A	777	71,313
MasterCard Incorporated - Class A (c)	477	244,783
MSCI Inc. - Class A	132	73,869
Ryan Specialty Group Holdings, Inc. - Class A (d)	502	18,945
TransUnion	39	2,782
Visa Inc. - Class A (b) (c)	456	156,487
Willis Towers Watson Public Limited Company	243	63,636
		802,733
Industrials 2.6%
Arxis, Inc. - Class A (a)	329	15,182
Ingersoll Rand Inc. (c)	1,345	110,292
Lockheed Martin Corporation	184	93,588
Northrop Grumman Corporation	152	77,570
Veralto Corporation	887	78,686
Woodward, Inc.	66	28,273
		403,591
Consumer Staples 1.7%
Keurig Dr Pepper Inc. (b)	7,850	256,919
Energy 1.1%
Canadian Natural Resources Limited (c)	2,880	113,769
ConocoPhillips	444	46,138
SLB Limited	149	6,950
		166,857
Total Common Stocks (cost $8,804,242)		9,629,542
GOVERNMENT AND AGENCY OBLIGATIONS 15.4%
U.S. Treasury Note 15.4%
Treasury, United States Department of
3.63%, 10/31/30 - 12/31/30	422,853	413,281
3.50%, 11/30/30 - 02/28/31	640,893	622,507
3.75%, 01/31/31 - 02/28/33	441,463	429,831
3.88%, 03/31/31 - 12/31/32	437,323	429,366
4.00%, 01/31/33	154,402	151,778
4.25%, 05/31/33	311,124	310,030
Total Government And Agency Obligations (cost $2,390,774)		2,356,793
SENIOR FLOATING RATE INSTRUMENTS 8.4%
Financials 3.4%
AmWINS Group, Inc.
2026 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 01/30/32 (e)	114,674	112,030
Broadstreet Partners, Inc.
2024 Term Loan B4, 6.12%, (1 Month Term SOFR + 2.50%), 05/10/31 (e)	114,622	110,444
HUB International Limited
2025 Term Loan B, 5.92%, (3 Month Term SOFR + 2.25%), 06/20/30 (e)	208,090	207,749
Ryan Specialty Group, LLC
2024 USD Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 09/11/31 (e)	1,748	1,743
USI, Inc.
2024 Term Loan D, 5.95%, (3 Month Term SOFR + 2.25%), 11/23/29 (e)	42,232	42,063
2024 Term Loan C, 5.95%, (3 Month Term SOFR + 2.25%), 09/27/30 (e)	42,216	41,995
		516,024
Information Technology 2.4%
Applied Systems, Inc.
2024 1st Lien Term Loan, 5.95%, (3 Month Term SOFR + 2.25%), 02/07/31 (e)	224,626	220,414
2024 2nd Lien Term Loan, 8.20%, (3 Month Term SOFR + 4.50%), 02/07/32 (e)	32,458	31,961
Bending Spoons US Inc.
USD Term Loan B, 9.49%, (1 Month Term SOFR + 5.88%), 02/19/31 (e)	2,678	2,627
Term Loan, 9.49%, (1 Month Term SOFR + 5.88%), 03/07/31 (e)	43,844	43,077
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, 6.12%, (1 Month Term SOFR + 2.50%), 10/29/29 (e)	29,804	28,699
Epicor Software Corporation
2024 Term Loan F, 6.37%, (1 Month Term SOFR + 2.75%), 05/23/31 (e)	23,272	22,196
Storable Intermediate Holdings, LLC
2025 Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 04/17/31 (e)	14,626	13,005
		361,979

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Industrials 1.5%
CPI Holdco B LLC
2025 Add-on Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 05/19/31 (e)	49,331	49,110
EP Wealth Advisors, LLC
2026 Term Loan B, 6.17%, (3 Month Term SOFR + 2.50%), 10/18/32 (e)	4,396	4,392
Filtration Group Corporation
2025 EUR Term Loan B, 5.40%, (1 Month EURIBOR + 3.50%), 10/21/28, EUR (e)	13,832	15,860
2025 USD Term Loan, 6.12%, (1 Month Term SOFR + 2.50%), 10/21/28 (e)	52,866	52,866
Mariner Wealth Advisors LLC
2025 Repriced Term Loan B, 5.95%, (3 Month Term SOFR + 2.25%), 12/31/30 (e)	26,976	26,933
TransDigm, Inc.
2025 Term Loan K, 5.87%, (1 Month Term SOFR + 2.25%), 03/22/30 (e)	73,910	73,915
2026 Term Loan N, 6.12%, (1 Month Term SOFR + 2.50%), 02/13/33 (e)	6,406	6,405
		229,481
Consumer Discretionary 0.7%
Hilton Domestic Operating Company, Inc.
2023 Term Loan B4, 5.40%, (1 Month Term SOFR + 1.75%), 11/09/30 (e)	55,395	55,474
Varsity Brands, Inc.
2025 1st Lien Term Loan, 6.45%, (3 Month Term SOFR + 2.75%), 08/26/31 (e)	50,418	50,463
Wyndham Hotels & Resorts, Inc.
2024 Term Loan, 5.37%, (1 Month Term SOFR + 1.75%), 05/28/30 (e)	7,967	7,967
		113,904
Health Care 0.3%
Loire Finco Luxembourg S.a r.l.
2025 USD Term Loan B, 7.62%, (1 Month Term SOFR + 4.00%), 01/31/30 (e)	42,076	42,106
Communication Services 0.1%
SBA Senior Finance II LLC
2024 Term Loan B, 5.38%, (1 Month Term SOFR + 1.75%), 01/20/31 (e)	24,995	25,011
Total Senior Floating Rate Instruments (cost $1,302,327)		1,288,505
CORPORATE BONDS AND NOTES 8.3%
Financials 2.2%
AmWINS Group, Inc.
6.38%, 02/15/29 (f)	9,265	9,300
BroadStreet Partners, Inc.
5.88%, 04/15/29 (f)	30,874	30,015
HUB International Limited
5.63%, 12/01/29 (f)	17,168	17,039
7.25%, 06/15/30 (f)	130,529	133,750
7.38%, 01/31/32 (f)	75,433	76,795
MSCI Inc.
5.25%, 09/01/35	20,175	19,743
Ryan Specialty, LLC
4.38%, 02/01/30 (f)	5,820	5,603
5.88%, 08/01/32 (f)	15,085	14,840
U S I, Inc.
7.50%, 01/15/32 (f)	32,043	32,363
		339,448
Consumer Discretionary 2.1%
Hilton Domestic Operating Company, Inc.
5.88%, 04/01/29 (f)	10,871	11,003
3.75%, 05/01/29 (f)	22,500	21,669
4.88%, 01/15/30	20,356	20,292
4.00%, 05/01/31 (f)	33,420	31,582
3.63%, 02/15/32 (f)	27,656	25,293
5.75%, 09/15/33 (f)	18,097	18,137
5.50%, 03/31/34 (f)	18,352	18,150
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	9,316	9,292
KFC Holding Co.
4.75%, 06/01/27 (f)	32,013	31,890
Life Time, Inc.
6.00%, 11/15/31 (f)	8,506	8,627
Murphy Oil USA, Inc.
3.75%, 02/15/31 (f)	1,644	1,537
5.88%, 06/01/34 (f)	6,202	6,218
Service Corporation International
4.63%, 12/15/27	1,296	1,287
3.38%, 08/15/30	6,232	5,781
5.75%, 10/15/32	8,037	8,070
Vail Resorts, Inc.
6.50%, 05/15/32 (f)	7,589	7,720
Yum! Brands, Inc.
4.75%, 01/15/30 (f)	10,689	10,495
3.63%, 03/15/31	15,142	14,078
4.63%, 01/31/32	25,739	24,605
5.38%, 04/01/32	30,197	29,994
6.88%, 11/15/37	5,682	6,147
5.35%, 11/01/43	16,246	15,190
		327,057
Utilities 1.7%
Alliant Energy Corporation
5.75%, 04/01/56	4,945	4,881
American Electric Power Company, Inc.
5.80%, 03/15/56	32,411	32,198
6.05%, 03/15/56	31,421	31,237
CenterPoint Energy, Inc.
5.95%, 04/01/56	28,600	28,549
DTE Energy Company
6.20%, 07/01/58	28,498	28,716
Entergy Corporation
5.88%, 06/15/56	25,302	25,299
6.10%, 06/15/56	23,311	23,347
NiSource Inc.
5.75%, 07/15/56	43,098	43,043
The Southern Company
6.00%, 04/01/58	36,376	36,437
		253,707
Industrials 1.5%
Korn Ferry
4.63%, 12/15/27 (f)	7,298	7,263
TransDigm Inc.
6.75%, 08/15/28 - 01/31/34 (f)	35,728	36,563
4.63%, 01/15/29	10,875	10,687
6.38%, 03/01/29 - 05/31/33 (f)	79,160	80,078
7.13%, 12/01/31 (f)	25,254	26,101
6.63%, 03/01/32 (f)	49,069	50,334
6.25%, 01/31/34 (f)	2,625	2,676
6.13%, 07/31/34 (f)	16,614	16,573
		230,275
Real Estate 0.3%
SBA Communications Corporation
3.88%, 02/15/27	22,175	22,045
3.13%, 02/01/29	28,166	26,913
		48,958
Information Technology 0.3%
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (d) (f)	5,736	5,595
5.95%, 08/04/33	8,255	8,290
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	1,514	1,443
Ellucian Holdings Inc.
6.50%, 12/01/29 (f)	6,178	5,978
Fair Isaac Corporation
6.00%, 05/15/33 (f)	10,513	10,352
PTC Inc.
4.00%, 02/15/28 (f)	9,830	9,604
		41,262
Health Care 0.2%
IQVIA Inc.
5.00%, 05/15/27 (f)	10,770	10,765
6.50%, 05/15/30 (f)	6,763	6,881
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (d) (f)	6,337	6,394
		24,040
Total Corporate Bonds And Notes (cost $1,252,554)		1,264,747

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.0%
Domino's Pizza, Inc.
Series 2017-A23-1A, 4.12%, 07/26/27	2,060	2,046
Series 2019-A2-1A, 3.67%, 10/25/29 (f)	2,822	2,708
SBA Towers, LLC
Series 2022-C-1, 6.60%, 01/15/28	602	608
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,484)		5,362
RIGHTS 0.0%
Gilead Sciences, Inc. (a) (g)	307	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 4.6%
Investment Companies 4.5%
JNL Government Money Market Fund - Class I, 3.53% (h) (i)	1,120	1,120
T. Rowe Price Government Reserve Fund, 3.64% (h) (i)	687,858	687,858
		688,978
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 3.63% (h) (i)	13,757	13,757
Total Short Term Investments (cost $702,735)		702,735
Total Investments 99.6% (cost $14,458,116)		15,247,684
Other Derivative Instruments (0.5)%		(83,145)
Other Assets and Liabilities, Net 0.9%		137,901
Total Net Assets 100.0%		15,302,440

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) All or a portion of the security was on loan as of June 30, 2026.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $789,891 and 5.2% of the Fund.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/T. Rowe Price Capital Appreciation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	932	487,969	487,781	135	—	—	1,120	—
JNL Government Money Market Fund, 3.63% - Class SL	10,856	438,364	435,463	537	—	—	13,757	0.1
T. Rowe Price Government Reserve Fund, 3.64%	403,177	2,744,688	2,460,007	9,851	—	—	687,858	4.5
	414,965	3,671,021	3,383,251	10,523	—	—	702,735	4.6

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Advanced Micro Devices, Inc.	JPM	Call	320.00	01/15/27	354	11,328	(10,077)
Advanced Micro Devices, Inc.	JPM	Call	310.00	01/15/27	354	10,974	(10,425)
Alphabet Inc.	JPM	Call	380.00	01/15/27	282	10,716	(888)
Alphabet Inc.	JPM	Call	370.00	01/15/27	282	10,434	(1,009)
Alphabet Inc.	JPM	Call	415.00	01/15/27	531	22,037	(1,079)
Alphabet Inc.	JPM	Call	400.00	01/15/27	531	21,240	(1,208)
Alphabet Inc.	JPM	Call	360.00	01/15/27	282	10,152	(1,135)
Alphabet Inc.	JPM	Call	460.00	06/17/27	245	11,270	(565)
Alphabet Inc.	JPM	Call	450.00	06/17/27	245	11,025	(615)
Alphabet Inc.	JPM	Call	440.00	06/17/27	245	10,780	(670)
Alphabet Inc.	JPM	Call	430.00	06/17/27	245	10,535	(731)
Alphabet Inc.	UBS	Call	340.00	01/15/27	292	9,928	(1,492)
Alphabet Inc.	UBS	Call	350.00	01/15/27	292	10,220	(1,314)
Alphabet Inc.	UBS	Call	360.00	01/15/27	292	10,512	(1,176)
Amazon.com, Inc.	UBS	Call	310.00	01/15/27	399	12,369	(321)
Amazon.com, Inc.	UBS	Call	315.00	01/15/27	399	12,569	(299)
Amazon.com, Inc.	UBS	Call	305.00	01/15/27	399	12,170	(350)
Amazon.com, Inc.	UBS	Call	300.00	01/15/27	399	11,970	(389)
Amazon.com, Inc.	UBS	Call	320.00	01/15/27	399	12,768	(270)
Amazon.com, Inc.	UBS	Call	330.00	06/17/27	398	13,134	(553)
Amazon.com, Inc.	UBS	Call	320.00	06/17/27	398	12,736	(615)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Amazon.com, Inc.	UBS	Call	300.00	06/17/27	341	10,230	(675)
Amazon.com, Inc.	UBS	Call	310.00	06/17/27	398	12,338	(700)
Apple Inc.	BOA	Call	300.00	01/15/27	858	25,740	(1,802)
Apple Inc.	BOA	Call	360.00	06/17/27	349	12,564	(414)
Apple Inc.	BOA	Call	370.00	06/17/27	349	12,913	(338)
Apple Inc.	BOA	Call	340.00	06/17/27	348	11,832	(575)
Apple Inc.	BOA	Call	350.00	06/17/27	348	12,180	(484)
Broadcom Inc.	GSC	Call	410.00	01/15/27	536	21,976	(2,506)
Broadcom Inc.	GSC	Call	390.00	01/15/27	536	20,904	(2,948)
Canadian Natural Resources Limited	JPM	Call	55.00	01/15/27	1,013	5,572	(55)
Canadian Natural Resources Limited	JPM	Call	57.50	01/15/27	1,013	5,825	(61)
Canadian Natural Resources Limited	JPM	Call	50.00	01/15/27	1,012	5,060	(96)
Canadian Natural Resources Limited	JPM	Call	52.50	01/15/27	1,012	5,313	(71)
DoorDash, Inc.	BOA	Call	185.00	03/19/27	498	9,213	(1,843)
DoorDash, Inc.	BOA	Call	190.00	03/19/27	498	9,462	(1,799)
DoorDash, Inc.	BOA	Call	175.00	03/19/27	498	8,715	(2,007)
DoorDash, Inc.	BOA	Call	180.00	03/19/27	498	8,964	(2,021)
DoorDash, Inc.	NSI	Call	230.00	01/15/27	360	8,280	(597)
Ingersoll Rand Inc.	GSC	Call	95.00	01/15/27	871	8,275	(422)
Ingersoll Rand Inc.	GSC	Call	100.00	01/15/27	871	8,710	(279)
Ingersoll Rand Inc.	GSC	Call	85.00	03/19/27	664	5,644	(634)
Ingersoll Rand Inc.	GSC	Call	80.00	03/19/27	664	5,312	(827)
JPMorgan Chase & Co.	WFI	Call	360.00	06/17/27	567	20,412	(1,245)
JPMorgan Chase & Co.	WFI	Call	350.00	06/17/27	566	19,810	(1,415)
JPMorgan Chase & Co.	WFI	Call	340.00	06/17/27	567	19,278	(1,668)
MasterCard Incorporated	BCL	Call	570.00	01/15/27	141	8,037	(285)
MasterCard Incorporated	BCL	Call	580.00	01/15/27	231	13,398	(395)
MasterCard Incorporated	BCL	Call	600.00	01/15/27	372	22,320	(467)
MasterCard Incorporated	BCL	Call	590.00	06/17/27	156	9,204	(459)
MasterCard Incorporated	BCL	Call	580.00	06/17/27	156	9,048	(521)
MasterCard Incorporated	BCL	Call	550.00	06/17/27	156	8,580	(686)
MasterCard Incorporated	BCL	Call	560.00	06/17/27	156	8,736	(626)
Meta Platforms, Inc.	WFI	Call	760.00	06/17/27	219	16,644	(832)
Meta Platforms, Inc.	WFI	Call	740.00	06/17/27	219	16,206	(938)
Microsoft Corporation	WFI	Call	500.00	06/17/27	225	11,250	(486)
Microsoft Corporation	WFI	Call	490.00	06/17/27	225	11,025	(522)
Microsoft Corporation	WFI	Call	470.00	06/17/27	225	10,575	(613)
PTC Inc.	JPM	Call	165.00	01/15/27	147	2,426	(27)
PTC Inc.	JPM	Call	170.00	01/15/27	147	2,499	(21)
PTC Inc.	JPM	Call	155.00	01/15/27	147	2,279	(50)
PTC Inc.	JPM	Call	160.00	01/15/27	147	2,352	(31)
Revvity, Inc.	WFI	Call	115.00	12/18/26	221	2,542	(294)
Revvity, Inc.	WFI	Call	120.00	12/18/26	221	2,652	(238)
Revvity, Inc.	WFI	Call	105.00	12/18/26	221	2,321	(397)
Revvity, Inc.	WFI	Call	110.00	12/18/26	221	2,431	(338)
Starbucks Corporation	UBS	Call	115.00	01/15/27	2,058	23,667	(931)
Starbucks Corporation	UBS	Call	110.00	01/15/27	1,716	18,876	(1,055)
Starbucks Corporation	UBS	Call	105.00	01/15/27	1,716	18,018	(1,425)
UnitedHealth Group Incorporated	CIT	Call	450.00	06/17/27	160	7,200	(707)
UnitedHealth Group Incorporated	CIT	Call	460.00	06/17/27	161	7,406	(660)
UnitedHealth Group Incorporated	CIT	Call	420.00	06/17/27	161	6,762	(933)
UnitedHealth Group Incorporated	CIT	Call	440.00	06/17/27	161	7,084	(783)
Visa Inc.	CIT	Call	365.00	01/15/27	181	6,607	(313)
Visa Inc.	CIT	Call	375.00	01/15/27	326	12,225	(451)
Visa Inc.	CIT	Call	345.00	01/15/27	181	6,245	(481)
Visa Inc.	CIT	Call	360.00	01/15/27	326	11,736	(629)
Visa Inc.	GSC	Call	390.00	06/17/27	236	9,204	(455)
Visa Inc.	GSC	Call	380.00	06/17/27	236	8,968	(540)
Visa Inc.	GSC	Call	360.00	06/17/27	236	8,496	(708)
Visa Inc.	GSC	Call	370.00	06/17/27	236	8,732	(627)
Waters Corporation	WFI	Call	400.00	01/15/27	136	5,440	(443)
Waters Corporation	WFI	Call	410.00	01/15/27	136	5,576	(378)
Waters Corporation	WFI	Call	380.00	01/15/27	136	5,168	(562)
Waters Corporation	WFI	Call	390.00	01/15/27	136	5,304	(491)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Yum! Brands, Inc.	UBS	Call	180.00	01/15/27	448	8,064	(170)
Yum! Brands, Inc.	UBS	Call	185.00	01/15/27	448	8,288	(133)
Yum! Brands, Inc.	UBS	Call	165.00	01/15/27	591	9,752	(508)
Yum! Brands, Inc.	UBS	Call	180.00	06/17/27	204	3,672	(161)
Yum! Brands, Inc.	UBS	Call	170.00	06/17/27	204	3,468	(236)
Yum! Brands, Inc.	UBS	Call	175.00	06/17/27	204	3,570	(196)
Yum! Brands, Inc.	UBS	Call	165.00	06/17/27	204	3,366	(280)
							(83,145)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	9,389,546	239,996	—	9,629,542
Government And Agency Obligations	—	2,356,793	—	2,356,793
Senior Floating Rate Instruments	—	1,288,505	—	1,288,505
Corporate Bonds And Notes	—	1,264,747	—	1,264,747
Non-U.S. Government Agency Asset-Backed Securities	—	5,362	—	5,362
Rights	—	—	—	—
Short Term Investments	702,735	—	—	702,735
	10,092,281	5,155,403	—	15,247,684
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Options	—	(83,145)	—	(83,145)
	—	(83,145)	—	(83,145)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Growth Stock Fund
COMMON STOCKS 99.7%
Information Technology 54.1%
Advanced Micro Devices, Inc. (a)	504	292,618
Amphenol Corporation - Class A	539	95,022
Apple Inc.	1,986	574,622
Applied Materials, Inc.	182	131,488
AppLovin Corporation - Class A (a)	126	64,733
Arista Networks, Inc. (a)	369	62,652
ASML Holding N.V. - ADR	27	54,306
Broadcom Inc.	1,350	510,108
Cadence Design Systems, Inc. (a)	88	32,901
Cerebras Systems Inc. - Class A (a)	25	5,527
Ciena Corporation (a)	29	14,064
Coherent Corp. (a)	33	13,175
CrowdStrike Holdings, Inc. - Class A (a)	63	48,260
Datadog, Inc. - Class A (a)	26	6,717
Dell Technologies Inc. - Class C	71	30,677
Fabrinet (a)	15	8,413
HubSpot, Inc. (a)	26	4,791
Intuit Inc.	5	1,393
Keysight Technologies, Inc. (a)	75	26,185
KLA Corporation	383	115,676
Lam Research Corporation	348	150,668
Marvell Technology, Inc.	217	64,693
Micron Technology, Inc.	303	349,865
Microsoft Corporation	1,003	374,241
Motorola Solutions, Inc.	118	48,926
NVIDIA Corporation	6,287	1,257,881
ON Semiconductor Corporation (a)	101	9,539
Oracle Corporation	268	39,290
Palantir Technologies Inc. - Class A (a)	95	11,074
PTC Inc. (a)	82	9,361
Qualcomm Incorporated	43	7,946
Rambus Inc. (a)	121	16,075
Samsara Inc. - Class A (a)	324	10,502
SanDisk LLC (a)	35	80,526
ServiceNow, Inc. (a)	375	37,251
Shopify Inc. - Class A (a)	212	24,218
Snowflake Inc. - Class A (a)	135	34,472
Taiwan Semiconductor Manufacturing Company Limited - ADR	129	61,560
TE Connectivity Public Limited Company	35	7,035
Teledyne Technologies Incorporated (a)	52	34,636
Texas Instruments Incorporated	93	27,696
Western Digital Corporation	28	18,140
Workday, Inc. - Class A (a)	191	23,431
		4,792,354
Communication Services 17.0%
Alphabet Inc. - Class A	2,912	1,040,486
Live Nation Entertainment, Inc. (a)	34	6,207
Meta Platforms, Inc. - Class A	512	288,576
Netflix, Inc. (a)	1,598	114,098
Space Exploration Technologies Corp. - Class A (a)	116	19,759
Spotify Technology S.A. (a)	63	28,902
T-Mobile US, Inc.	44	7,345
		1,505,373
Industrials 8.1%
AMETEK, Inc.	150	36,406
Automatic Data Processing, Inc.	98	22,043
Boeing Company, The (a)	111	23,961
Caterpillar Inc.	105	112,033
Cintas Corporation	131	22,238
Comfort Systems USA, Inc.	14	27,335
GE Vernova Inc.	32	37,014
General Electric Company	378	141,397
HEICO Corporation	113	40,388
Howmet Aerospace Inc.	258	69,474
Old Dominion Freight Line, Inc.	65	14,167
Parker-Hannifin Corporation	34	33,671
TransDigm Group Incorporated	7	8,911
United Airlines Holdings, Inc. (a)	112	15,191
Vertiv Holdings Co - Class A	186	62,158
W.W. Grainger, Inc.	26	35,936
Xylem Inc.	89	10,531
		712,854
Consumer Discretionary 7.6%
Amazon.com, Inc. (a)	302	71,945
Booking Holdings Inc.	226	40,242
Carvana Co. - Class A (a)	500	32,905
Chipotle Mexican Grill, Inc. (a)	329	11,197
DoorDash, Inc. - Class A (a)	130	23,990
Ferrari N.V. (b)	33	12,116
Hilton Worldwide Holdings Inc.	80	26,377
Las Vegas Sands Corp.	656	30,311
MercadoLibre, Inc. (a)	8	14,346
Sea Limited - Class A - ADR (a)	161	15,422
SharkNinja, Inc. (a)	169	25,803
Tesla Inc. (a)	586	246,322
TJX Companies, Inc., The	226	34,272
Toll Brothers, Inc.	249	40,990
Ulta Beauty, Inc. (a)	93	41,963
		668,201
Health Care 5.8%
Argenx SE - ADR (a)	19	17,980
Boston Scientific Corporation (a)	267	11,401
Centene Corporation (a)	231	14,841
Danaher Corporation	74	14,045
Eli Lilly and Company	231	277,143
Intuitive Surgical, Inc. (a)	210	83,398
Medline Inc. - Class A (a)	46	1,815
Medpace Holdings, Inc. (a)	26	13,505
Natera, Inc. (a)	11	2,873
ResMed Inc.	83	16,208
Stryker Corporation	69	21,643
Thermo Fisher Scientific Inc.	13	6,338
United Therapeutics Corporation (a)	27	14,792
UnitedHealth Group Incorporated	40	16,789
		512,771
Financials 5.7%
Charles Schwab Corporation, The	200	18,464
Chubb Limited	114	38,776
Corpay Inc. (a)	103	34,352
LPL Financial Holdings Inc.	42	11,690
Marsh & Mclennan Companies, Inc.	58	9,586
MasterCard Incorporated - Class A	253	129,861
Moody's Corporation	72	32,529
Morgan Stanley	155	32,422
Tradeweb Markets Inc. - Class A	34	3,416
Visa Inc. - Class A	574	197,040
		508,136
Real Estate 0.5%
Public Storage Operating Company	27	8,499
Welltower Inc.	159	36,156
		44,655
Materials 0.3%
Linde Public Limited Company	49	25,608
Sherwin-Williams Company, The	14	4,771
		30,379
Utilities 0.3%
PG&E Corporation	1,299	21,850
Vistra Corp.	45	7,093
		28,943
Energy 0.2%
TechnipFMC PLC	217	14,387
Consumer Staples 0.1%
Costco Wholesale Corporation	10	8,927
Total Common Stocks (cost $6,412,960)		8,826,980

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
T. Rowe Price Government Reserve Fund, 3.64% (c) (d)	20,752	20,752
Total Short Term Investments (cost $20,752)		20,752
Total Investments 99.9% (cost $6,433,712)		8,847,732
Other Assets and Liabilities, Net 0.1%		5,148
Total Net Assets 100.0%		8,852,880

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/T. Rowe Price Growth Stock Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	5,851	93,576	99,427	55	—	—	—	—
JNL Government Money Market Fund, 3.63% - Class SL	—	16,743	16,743	4	—	—	—	—
T. Rowe Price Government Reserve Fund, 3.64%	57	497,754	477,059	257	—	—	20,752	0.2
	5,908	608,073	593,229	316	—	—	20,752	0.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/T. Rowe Price Growth Stock Fund
Assets - Securities
Common Stocks	8,826,980	—	—	8,826,980
Short Term Investments	20,752	—	—	20,752
	8,847,732	—	—	8,847,732

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 99.9%
Information Technology 31.2%
Advanced Energy Industries, Inc.	15	5,416
Allegro Microsystems Inc. (a)	70	4,895
AppFolio, Inc. - Class A (a)	24	3,893
Astera Labs, Inc. (a)	195	94,061
Atlassian Corporation - Class A (a)	66	5,172
Autodesk, Inc. (a)	195	37,921
AXT, Inc. (a)	41	2,970
Belden Inc.	89	10,700
CDW Corp.	30	4,269
Celestica Inc. (a)	70	25,477
Cerebras Systems Inc. - Class A (a)	11	2,523
Cloudflare, Inc. - Class A (a)	421	103,201
Cognex Corporation	63	4,590
Coherent Corp. (a)	59	23,334
Coreweave, Inc. - Class A (a)	297	29,572
Credo Technology Group Holding Ltd (a)	180	49,077
Datadog, Inc. - Class A (a)	427	111,138
Descartes Systems Group Inc., The (a)	57	3,951
DigitalOcean Holdings, Inc. (a)	120	18,872
Entegris, Inc.	36	6,510
Fabrinet (a)	46	25,891
Fair Isaac Corporation (a)	13	14,971
Flex Ltd. (a)	24	3,948
Formfactor, Inc. (a)	58	9,323
Globalfoundries Inc.	56	4,627
GoDaddy Inc. - Class A (a)	70	5,943
Guidewire Software, Inc. (a)	49	5,995
HubSpot, Inc. (a)	30	5,426
Hut 8 Corp. (a)	34	3,969
Impinj, Inc. (a)	33	4,748
InterDigital, Inc.	23	6,615
Jabil Inc.	41	15,756
JFROG Ltd (a)	68	6,143
Keysight Technologies, Inc. (a)	115	40,140
Lattice Semiconductor Corporation (a)	207	31,623
Lumentum Holdings Inc. (a)	73	62,647
MACOM Technology Solutions Holdings, Inc. (a)	78	29,859
Manhattan Associates, Inc. (a)	29	4,016
MaxLinear, Inc. (a)	44	5,573
Microchip Technology Incorporated	566	51,618
MKS Inc.	13	5,906
MongoDB, Inc. - Class A (a)	74	24,847
Monolithic Power Systems, Inc.	7	10,176
Motorola Solutions, Inc.	9	3,789
Nebius Group N.V. - Class A (a) (b) (c)	54	15,015
NetApp, Inc.	98	15,190
Nutanix, Inc. - Class A (a)	101	5,160
Okta, Inc. - Class A (a)	47	6,385
ON Semiconductor Corporation (a)	67	6,338
Onto Innovation Inc. (a)	29	10,845
Pegasystems Inc.	110	3,298
Procore Technologies, Inc. (a)	148	6,024
PTC Inc. (a)	30	3,402
Pure Storage, Inc. - Class A (a)	276	21,748
Rambus Inc. (a)	117	15,488
Rubrik, Inc. - Class A (a)	157	12,617
Samsara Inc. - Class A (a)	494	16,027
Sanmina Corporation (a)	15	3,870
Semtech Corporation (a)	102	16,475
Sitime Corporation (a)	32	23,566
Skyworks Solutions, Inc.	62	4,173
Snowflake Inc. - Class A (a)	299	76,073
TD SYNNEX Corporation	54	14,463
TE Connectivity Public Limited Company	19	3,859
Teledyne Technologies Incorporated (a)	17	11,636
Teradyne, Inc.	149	72,190
Tower Semiconductor Ltd. (a)	41	10,763
TTM Technologies, Inc. (a)	71	13,274
Twilio Inc. - Class A (a)	29	5,891
Tyler Technologies, Inc. (a)	21	6,189
Viavi Solutions Inc. (a)	407	19,439
Zscaler, Inc. (a)	102	14,388
		1,364,877
Industrials 22.6%
AAON, Inc.	62	7,828
API Group Corporation (a)	85	3,580
Applied Industrial Technologies, Inc.	28	9,474
Arxis, Inc. - Class A (a)	120	5,543
ATI Inc. (a)	152	29,896
Axon Enterprise, Inc. (a)	103	57,987
Bloom Energy Corporation - Class A (a)	18	5,384
Booz Allen Hamilton Holding Corporation - Class A	98	5,972
Broadridge Financial Solutions, Inc.	28	3,822
BWXT Government Group, Inc.	93	18,188
CACI International Inc. - Class A (a)	8	3,691
Carpenter Technology Corporation	39	24,273
Comfort Systems USA, Inc.	47	92,615
Core & Main, Inc. - Class A (a)	166	8,007
Curtiss-Wright Corporation	24	18,498
Delta Air Lines, Inc.	82	7,711
EMCOR Group, Inc.	52	43,148
ESAB Corporation	41	3,999
ExlService Holdings, Inc. (a)	135	3,494
Fastenal Company	1,095	52,605
Ferguson Enterprises Inc.	41	9,827
FTAI Aviation Ltd.	120	32,600
GFL Environmental Inc.	102	3,740
GXO Logistics Inc. (a)	73	3,701
HEICO Corporation	116	41,241
Hubbell Incorporated	15	7,779
Innio N.V. (a)	68	2,681
JBT Marel Corporation	46	6,674
Karman Holdings Inc. (a)	117	5,840
Kratos Defense & Security Solutions, Inc. (a)	67	3,343
Lennox International Inc.	17	9,580
Leonardo DRS, Inc.	103	4,384
Loar Holdings Inc. (a)	72	5,778
Madison Air Solutions Corporation - Class A (a)	121	4,736
MasTec, Inc. (a)	76	31,566
Middleby Corporation, The (a)	29	4,998
Modine Manufacturing Company (a)	53	14,278
Mueller Industries, Inc.	30	3,711
NextPower LLC - Class A (a)	34	4,033
Nvent Electric Public Limited Company	90	15,199
Old Dominion Freight Line, Inc.	37	8,088
Paychex, Inc.	59	5,826
Paylocity Holding Corporation (a)	80	8,403
Planet Labs Inc. - Class A (a)	289	9,571
Powell Industries, Inc.	50	14,366
RBC Bearings Incorporated (a)	21	13,849
Rocket Lab USA, Inc. (a)	658	66,836
Rockwell Automation, Inc.	90	44,486
StandardAero, Inc. (a)	167	5,007
Symbotic Inc. - Class A (a)	69	3,109
Tetra Tech, Inc.	131	3,799
UL Solutions Inc. - Class A	186	18,981
United Airlines Holdings, Inc. (a)	44	6,005
United Rentals, Inc.	14	15,986
Veralto Corporation	46	4,054
Verisk Analytics, Inc.	35	6,283
Vicor Corporation (a)	57	21,643
W.W. Grainger, Inc.	42	56,891
Westinghouse Air Brake Technologies Corporation	27	7,228
Woodward, Inc.	63	26,897
XPO, Inc. (a)	94	19,371
		988,083
Health Care 13.3%
Alnylam Pharmaceuticals, Inc. (a)	160	48,259
Argenx SE - ADR (a)	7	6,685
Arrowhead Pharmaceuticals Inc. (a)	47	3,817
Ascendis Pharma A/S (a)	18	4,776
Axsome Therapeutics, Inc. (a)	18	4,406
BeOne Medicines AG - ADR (a)	14	3,887
Bridgebio Pharma, Inc. (a)	56	4,194
Brightspring Health Services, Inc. (a)	195	13,629

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Canticle Pharmaceuticals, Inc. (a)	8	4,077
Cardinal Health, Inc.	152	36,154
Cencora, Inc.	232	65,668
Centene Corporation (a)	83	5,353
CG Oncology, Inc. (a)	71	5,026
Charles River Laboratories International, Inc. (a)	24	5,487
Cogent Biosciences, Inc. (a)	112	4,319
Cytokinetics, Incorporated (a)	54	4,628
Davita Inc. (a)	19	4,143
DexCom, Inc. (a)	459	30,919
Edwards Lifesciences Corporation (a)	45	4,051
Elanco Animal Health Incorporated (a)	181	4,444
Encompass Health Corporation	100	10,116
Glaukos Corporation (a)	34	4,725
Guardant Health, Inc. (a)	118	17,639
HealthEquity, Inc. (a)	50	4,500
IDEXX Laboratories, Inc. (a)	83	43,901
Insmed Incorporated (a)	249	26,546
Insulet Corporation (a)	37	5,698
Ionis Pharmaceuticals, Inc. (a)	213	16,874
Krystal Biotech, Inc. (a)	15	5,430
Kymera Therapeutics, Inc. (a)	94	10,747
Medline Inc. - Class A (a)	92	3,619
Medpace Holdings, Inc. (a)	33	17,361
Mettler-Toledo International Inc. (a)	3	4,093
Mirum Pharmaceuticals, Inc. (a)	37	4,325
Natera, Inc. (a)	152	41,388
Praxis Precision Medicines, Inc. (a)	12	4,141
Quest Diagnostics Incorporated	43	9,124
RadNet, Inc. (a)	71	4,395
Repligen Corporation (a)	35	4,764
Revolution Medicines, Inc. (a)	186	34,832
Rhythm Pharmaceuticals, Inc. (a)	43	4,733
Summit Therapeutics Sub Inc. (a)	186	2,711
Tenet Healthcare Corporation (a)	31	5,869
United Therapeutics Corporation (a)	7	3,917
Vaxcyte, Inc. (a)	69	4,014
Veeva Systems Inc. - Class A (a)	25	4,349
Waystar Holding Corp. (a)	162	3,318
West Pharmaceutical Services, Inc.	21	7,679
Xenon Pharmaceuticals Inc. (a)	74	4,440
Zoetis Inc. - Class A	48	3,465
		582,635
Consumer Discretionary 11.8%
Amer Sports, Inc. (a)	115	3,878
AutoZone, Inc. (a)	2	6,238
Birkenstock Holding PLC (a) (b)	134	5,781
Boot Barn Holdings, Inc. (a)	49	8,003
Burlington Stores, Inc. (a)	97	30,634
Carvana Co. - Class A (a)	112	7,364
CAVA Group, Inc. (a)	180	14,162
Chewy, Inc. - Class A (a)	503	9,894
Chipotle Mexican Grill, Inc. (a)	946	32,155
Churchill Downs Incorporated	40	3,627
Coupang, Inc. - Class A (a)	769	13,349
Darden Restaurants, Inc.	134	27,600
Deckers Outdoor Corporation (a)	60	5,977
Domino's Pizza, Inc.	11	3,307
Dutch Bros Inc. - Class A (a)	188	13,483
eBay Inc.	84	9,374
Expedia Group, Inc.	138	35,221
Hyatt Hotels Corporation - Class A	25	4,850
Las Vegas Sands Corp.	363	16,749
Murphy USA Inc.	33	17,519
Ollie's Bargain Outlet Holdings, Inc. (a)	137	10,541
On Holding AG - Class A (a)	236	8,345
Ralph Lauren Corporation - Class A	25	9,837
Ross Stores, Inc.	33	6,926
Royal Caribbean Cruises Ltd.	149	47,158
Service Corporation International	47	3,557
SharkNinja, Inc. (a)	44	6,751
Somnigroup International Inc.	106	8,285
Tapestry, Inc.	249	36,418
Texas Roadhouse, Inc. - Class A	76	14,673
Ulta Beauty, Inc. (a)	28	12,453
Valvoline, Inc. (a)	385	15,221
Viking Holdings Ltd (a)	204	21,324
Wayfair Inc. - Class A (a)	63	5,792
Williams-Sonoma, Inc.	41	9,456
Wingstop Inc.	38	6,588
Yum! Brands, Inc.	135	21,523
		514,013
Financials 4.8%
Affirm Holdings, Inc. - Class A (a)	74	6,032
Allstate Corporation, The	19	4,594
Ameriprise Financial, Inc.	16	7,539
Ares Management Corporation - Class A	36	3,969
Arthur J. Gallagher & Co.	27	6,293
Block, Inc. - Class A (a)	50	3,815
CBOE Global Markets, Inc.	13	3,113
Corpay Inc. (a)	46	15,356
East West Bancorp, Inc.	46	5,909
Global Payments Inc.	61	4,400
Globe Life Inc.	56	9,946
Hanover Insurance Group Inc, The	23	4,952
Lazard, Inc.	87	3,642
LPL Financial Holdings Inc.	47	13,111
MSCI Inc. - Class A	18	9,893
Nasdaq, Inc.	46	3,616
Robinhood Markets, Inc. - Class A (a)	617	61,846
Rocket Companies, Inc. - Class A (a)	263	4,147
SLM Corporation	172	4,471
StepStone Group Inc. - Class A	85	3,507
Stifel Financial Corp.	53	3,714
Toast, Inc. - Class A (a)	523	14,542
Tradeweb Markets Inc. - Class A	72	7,226
Virtu Financial, Inc. - Class A	68	4,078
		209,711
Communication Services 4.6%
AST Spacemobile, Inc. - Class A (a) (b)	273	24,289
EchoStar Corporation - Class A (a)	35	3,571
Liberty Media Corporation - Series C (a)	149	14,155
Live Nation Entertainment, Inc. (a)	202	36,920
Reddit, Inc. - Class A (a)	159	27,623
Roblox Corporation - Class A (a)	660	35,867
Take-Two Interactive Software, Inc. (a)	175	43,861
TKO Group Holdings Inc. - Class A	63	12,630
		198,916
Energy 3.6%
Cameco Corporation	34	3,427
Cheniere Energy, Inc.	40	9,589
Diamondback Energy, Inc.	21	3,704
EQT Corporation	70	3,709
HF Sinclair Corporation	92	6,437
Marathon Petroleum Corporation	63	16,188
Ovintiv Canada ULC	74	3,880
Permian Resources Corporation - Class A	200	3,689
Targa Resources Corp.	244	65,408
TechnipFMC PLC	110	7,286
Texas Pacific Land Corporation	68	29,676
Uranium Energy Corp. (a)	292	3,117
		156,110
Real Estate 2.2%
CBRE Group, Inc. - Class A (a)	87	11,699
Iron Mountain Incorporated	45	5,645
Lamar Advertising Company - Class A	44	6,925
Simon Property Group, Inc.	285	63,842
Ventas, Inc.	98	8,726
		96,837
Materials 2.1%
Almonty Industries Inc. (a)	187	3,103
AngloGold Ashanti PLC	313	25,313
CF Industries Holdings, Inc.	36	3,881
Kinross Gold Corporation	526	12,436
Louisiana-Pacific Corporation (W VA)	55	4,291
MP Materials Corp. - Class A (a) (b)	68	3,789
Packaging Corporation of America	19	4,600

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Sensient Technologies Corporation	33	4,112
Solstice Advanced Materials US, Inc.	184	16,333
Steel Dynamics, Inc.	56	12,947
		90,805
Utilities 1.9%
IDACORP, Inc.	116	17,574
NRG Energy, Inc.	116	16,937
Vistra Corp.	314	49,800
		84,311
Consumer Staples 1.8%
Casey's General Stores, Inc.	27	21,510
Celsius Holdings, Inc. (a)	200	5,844
Dollar General Corporation	36	4,151
Estee Lauder Companies Inc., The - Class A	53	4,167
Freshpet, Inc. (a)	62	3,672
McCormick & Company, Incorporated	80	4,020
Performance Food Group Company (a)	46	5,088
Primo Brands Corporation - Class A	155	3,797
Sprouts Farmers Market, Inc. (a)	73	6,160
US Foods Holding Corp. (a)	176	17,946
		76,355
Total Common Stocks (cost $3,986,892)		4,362,653
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 3.63% (d) (e)	29,399	29,399
Investment Companies 0.0%
T. Rowe Price Government Reserve Fund, 3.64% (d) (e)	2	2
Total Short Term Investments (cost $29,401)		29,401
Total Investments 100.6% (cost $4,016,293)		4,392,054
Other Assets and Liabilities, Net (0.6)%		(24,172)
Total Net Assets 100.0%		4,367,882

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/T. Rowe Price Mid-Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	3,434	314,311	317,745	150	—	—	—	—
JNL Government Money Market Fund, 3.63% - Class SL	—	204,109	174,710	152	—	—	29,399	0.7
T. Rowe Price Government Reserve Fund, 3.64%	131,630	494,745	626,373	1,547	—	—	2	—
	135,064	1,013,165	1,118,828	1,849	—	—	29,401	0.7

JNL/T. Rowe Price Mid-Cap Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nebius Group N.V. - Class A	11/17/25	15,244	15,015	0.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	4,362,653	—	—	4,362,653
Short Term Investments	29,401	—	—	29,401
	4,392,054	—	—	4,392,054

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 36.5%
Financials 12.2%
AerCap Ireland Capital Designated Activity Company
6.45%, 04/15/27	2,574	2,607
AIG Global Funding
4.65%, 08/20/27 (a)	605	606
4.25%, 08/21/28 (a)	1,110	1,099
5.20%, 01/12/29 (a)	585	590
American Express Company
5.10%, 02/16/28	665	668
4.73%, 04/25/29	1,295	1,298
5.53%, 04/25/30	1,280	1,308
American Honda Finance Corporation
4.55%, 04/10/28	475	474
5.65%, 11/15/28	1,895	1,936
4.90%, 04/10/31	450	448
Aspen Insurance Holdings Limited
5.75%, 07/01/30	710	728
Athene Global Funding
4.86%, 08/27/26 (a)	1,290	1,291
Avolon Holdings Funding Limited
6.38%, 05/04/28 (a)	740	759
Banco Santander Chile
4.55%, 11/20/30 (a)	1,580	1,556
Banco Santander, S.A.
5.55%, 03/14/28 (b)	1,000	1,005
Bank Leumi Le-Israel B.M.
5.34%, 06/29/29 (a)	1,530	1,534
Bank of America Corporation
1.73%, 07/22/27	1,290	1,288
4.62%, 05/09/29	2,175	2,174
4.46%, 02/06/32	1,400	1,375
Barclays PLC
5.09%, 02/25/29	1,260	1,267
4.48%, 11/11/29	665	660
4.22%, 05/24/30	995	978
4.91%, 06/26/30	685	685
BNP Paribas
4.79%, 05/09/29 (a)	1,055	1,056
Brown & Brown, Inc.
4.70%, 06/23/28	800	800
CaixaBank SA
6.68%, 09/13/27 (a)	1,565	1,572
4.82%, 04/22/32 (a)	515	511
Canadian Imperial Bank of Commerce
4.28%, 01/29/30	1,555	1,537
Capital One Financial Corporation
7.15%, 10/29/27	760	766
Charles Schwab Corporation, The
4.74%, 05/21/30	1,200	1,207
Citigroup Inc.
5.17%, 02/13/30	1,170	1,182
4.50%, 09/11/31	1,240	1,224
CNO Global Funding
4.88%, 12/10/27 (a)	613	613
Credit Agricole S.A.
5.23%, 01/09/29 (a)	1,050	1,058
Daimler Trucks Finance North America LLC
4.30%, 08/12/27 (a)	1,135	1,133
5.13%, 09/25/27 (a)	1,025	1,032
4.15%, 01/12/29 (a)	460	454
Danske Bank A/S
5.43%, 03/01/28 (a)	1,210	1,218
4.66%, 03/27/29 (a)	1,495	1,495
4.61%, 10/02/30 (a)	1,115	1,108
DNB Bank ASA
4.83%, 03/30/32 (a)	1,350	1,344
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (a)	1,890	1,895
Equitable Financial Life Global Funding
4.65%, 06/09/28 (a)	1,310	1,308
Fidelity National Information Services, Inc.
4.45%, 03/10/28	1,065	1,061
4.55%, 03/10/29	2,465	2,445
4.80%, 03/10/31	530	524
Fifth Third Bancorp
4.57%, 04/29/32	1,365	1,339
First Abu Dhabi Bank PJSC
5.13%, 10/13/27 (c) (d)	2,800	2,817
Fiserv, Inc.
5.38%, 08/21/28	885	894
4.20%, 10/01/28 (e)	1,035	1,021
3.50%, 07/01/29	1,200	1,152
4.55%, 02/15/31	775	757
Ford Motor Credit Company LLC
5.13%, 11/05/26	1,135	1,137
5.80%, 03/05/27	1,485	1,493
5.92%, 03/20/28	840	850
4.97%, 04/06/29	610	604
Gabx Leasing LLC
4.63%, 04/15/31 (a)	730	720
General Motors Financial Company, Inc.
5.40%, 05/08/27	1,174	1,183
5.35%, 07/15/27	1,101	1,110
5.05%, 04/04/28	1,095	1,102
Global Payments Inc.
4.55%, 03/15/28	1,750	1,743
4.50%, 11/15/28	350	346
3.20%, 08/15/29	2,110	1,992
Goldman Sachs Group, Inc., The
4.94%, 04/23/28	3,035	3,044
4.48%, 08/23/28	1,225	1,224
4.15%, 01/21/29	1,780	1,765
5.22%, 04/23/31	1,315	1,328
HSBC Holdings PLC
5.60%, 05/17/28	1,280	1,291
5.13%, 11/19/28	1,645	1,655
4.90%, 03/03/29	1,410	1,415
4.40%, 03/10/30	1,025	1,014
Huntington Bancshares Incorporated
4.62%, 01/28/32	1,370	1,347
ING Groep N.V.
4.86%, 03/25/29	1,610	1,616
4.80%, 03/23/32	1,360	1,351
JPMorgan Chase & Co.
5.04%, 01/23/28	1,170	1,174
4.98%, 07/22/28	1,175	1,180
4.35%, 01/22/32	1,045	1,024
Lloyds Banking Group PLC
5.46%, 01/05/28	1,175	1,181
LPL Holdings, Inc.
5.70%, 05/20/27	1,940	1,955
4.63%, 11/15/27 (a)	315	314
4.90%, 04/03/28	825	826
6.75%, 11/17/28	600	624
LSEG US Fin Corp.
4.25%, 03/23/29 (a)	1,425	1,409
Manufacturers and Traders Trust Company
4.76%, 07/06/28	935	936
Morgan Stanley
4.99%, 04/12/29	1,635	1,643
4.24%, 01/09/30	1,130	1,115
4.71%, 03/12/32	1,655	1,635
Morgan Stanley Bank, N.A.
4.79%, 05/10/30	450	450
NatWest Markets PLC
4.65%, 03/27/29 (a)	2,795	2,792
RGA Global Funding
4.35%, 08/25/28 (a)	1,540	1,528
Royal Bank of Canada
4.40%, 04/17/30	1,375	1,363
Sammons Financial Group, Inc.
5.05%, 01/10/28 (a)	695	696
Santander Holdings USA, Inc.
2.49%, 01/06/28	1,360	1,345
5.04%, 06/05/30	735	735

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Santander UK Group Holdings PLC
4.32%, 09/22/29	790	782
Societe Generale
5.52%, 01/19/28 (a)	1,025	1,030
Standard Chartered PLC
4.30%, 02/19/27 (a) (b)	788	786
5.69%, 05/14/28 (a)	1,180	1,191
U.S. Bancorp
4.55%, 07/22/28	1,435	1,435
Wells Fargo & Company
4.90%, 01/24/28	2,090	2,095
4.97%, 04/23/29	4,465	4,486
		125,917
Health Care 4.4%
Agilent Technologies, Inc.
4.90%, 01/15/32 (a)	2,650	2,651
Augusta SpinCo Corporation
4.40%, 03/23/29	2,270	2,254
Baxter International Inc.
2.27%, 12/01/28	1,988	1,872
Bayer US Finance II LLC
4.38%, 12/15/28 (a)	3,172	3,137
Becton, Dickinson and Company
4.69%, 02/13/28	3,035	3,041
Cencora, Inc.
4.63%, 12/15/27	955	956
3.95%, 02/13/29	870	855
Centene Corporation
4.63%, 12/15/29	1,650	1,606
CVS Health Corporation
3.00%, 08/15/26	890	888
1.30%, 08/21/27	3,190	3,077
4.30%, 03/25/28	980	974
EMD Finance LLC
4.13%, 08/15/28 (a)	2,855	2,826
HCA Inc.
5.63%, 09/01/28	1,840	1,869
4.30%, 11/15/30	580	567
Health Care Service Corporation, A Mutual Legal Reserve Company
5.20%, 06/15/29 (a)	875	882
Humana Inc.
5.75%, 03/01/28 - 12/01/28	2,202	2,245
3.70%, 03/23/29	548	534
Icon Investments Six Designated Activity Company
5.81%, 05/08/27	2,440	2,459
IQVIA Inc.
5.70%, 05/15/28	1,540	1,565
6.25%, 02/01/29	1,235	1,277
Medline Borrower, LP
6.25%, 04/01/29 (a)	175	179
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	5,480	5,322
Revvity, Inc.
1.90%, 09/15/28	1,362	1,281
Solventum Corporation
5.45%, 02/25/27	897	903
Viatris Inc.
2.30%, 06/22/27	1,968	1,922
		45,142
Consumer Staples 2.7%
B.A.T. International Finance P.L.C.
4.45%, 03/16/28	3,255	3,248
Bacardi Limited
4.70%, 05/15/28 (a)	2,912	2,904
Coca-Cola Europacific Partners PLC
1.50%, 01/15/27 (a)	290	286
Conagra Brands, Inc.
1.38%, 11/01/27	440	421
4.85%, 11/01/28	578	579
CSL Finance PLC
3.85%, 04/27/27 (a)	730	726
Dollar General Corporation
5.20%, 07/05/28	1,088	1,099
DP World Crescent Limited
4.85%, 09/26/28 (d)	2,680	2,655
ERAC USA Finance LLC
4.60%, 05/01/28 (a)	2,440	2,443
5.00%, 02/15/29 (a)	875	883
Imperial Brands Finance PLC
6.13%, 07/27/27 (a)	1,540	1,563
4.50%, 06/30/28 (a)	1,195	1,192
Japan Tobacco Inc.
4.85%, 05/15/28 (a)	2,490	2,502
Keurig Dr Pepper Inc.
4.35%, 05/15/28	610	607
5.05%, 03/15/29	1,790	1,803
3.95%, 04/15/29	302	296
KT&G Corporation
5.00%, 05/02/28 (d)	1,260	1,269
Maple Parent Holdings Corp.
4.75%, 03/26/29 (a) (e)	1,555	1,553
Molson Coors Beverage Company
4.90%, 07/08/31	750	749
Rentokil Terminix Funding PLC
4.63%, 04/23/31 (a)	905	889
		27,667
Utilities 2.7%
AES Corporation, The
5.20%, 07/15/29	255	256
Ameren Corporation
1.95%, 03/15/27	872	856
Appalachian Power Company
3.30%, 06/01/27	2,528	2,500
CHPE LLC
4.88%, 06/30/31 (a)	1,190	1,187
Constellation Energy Generation, LLC
5.60%, 03/01/28	613	623
DTE Energy Company
4.95%, 07/01/27	880	883
4.88%, 06/01/28	1,200	1,205
5.20%, 04/01/30	1,155	1,172
Enel Finance International N.V.
1.63%, 07/12/26 (a) (f)	2,250	2,248
4.13%, 09/30/28 (a)	560	554
FirstEnergy Corp.
3.90%, 07/15/27 (e) (f)	1,896	1,884
Korea Hydro & Nuclear Power Co., Ltd
4.25%, 07/27/27 (a)	1,120	1,119
National Fuel Gas Company
4.75%, 05/15/29	1,000	997
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27 (f)	370	371
Niagara Mohawk Power Corporation
4.65%, 10/03/30 (a)	970	964
NiSource Inc.
5.25%, 03/30/28	515	521
Pacific Gas and Electric Company
3.30%, 03/15/27 - 12/01/27	837	824
5.45%, 06/15/27	195	196
5.00%, 06/04/28	995	1,000
PacifiCorp
4.65%, 04/15/29	695	693
Public Service Enterprise Group Incorporated
4.90%, 03/15/30	1,930	1,945
Sempra
5.40%, 08/01/26	1,090	1,091
Southern California Edison Company
5.15%, 06/01/29	1,325	1,339
The Southern Company
5.11%, 08/01/27 (f)	1,035	1,041
Vistra Operations Company LLC
5.05%, 12/30/26 (a)	988	989
4.55%, 10/30/28 (a)	1,155	1,147
		27,605
Information Technology 2.6%
Atlassian Corporation
5.25%, 05/15/29	645	647

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (a)	2,900	2,830
4.00%, 07/01/29 (a)	1,310	1,278
Foundry JV Holdco LLC
5.90%, 01/25/30 (a)	505	521
5.50%, 01/25/31 (a)	535	547
Gartner, Inc.
4.50%, 07/01/28 (a)	3,360	3,309
Hewlett Packard Enterprise Company
4.50%, 03/23/28	1,675	1,674
Leidos, Inc.
4.10%, 03/15/29	955	939
Marvell Technology, Inc.
4.88%, 06/22/28	2,200	2,210
NXP B.V.
3.15%, 05/01/27	305	302
4.30%, 08/19/28 - 06/18/29	1,845	1,826
Oracle Corporation
4.45%, 09/26/30	1,680	1,622
Salesforce, Inc.
4.50%, 03/15/28	1,600	1,598
4.65%, 03/15/29	3,600	3,596
Synopsys, Inc.
4.65%, 04/01/28	2,900	2,904
Workday, Inc.
3.50%, 04/01/27	975	968
		26,771
Consumer Discretionary 2.5%
Airbnb, Inc.
4.40%, 03/16/29	950	945
AutoZone, Inc.
5.13%, 06/15/30	1,230	1,246
BMW US Capital, LLC
4.60%, 08/13/27 (a)	2,875	2,881
Ck Hutchison International 25 Ltd.
4.25%, 09/26/30 (a)	1,610	1,592
Darden Restaurants, Inc.
4.35%, 10/15/27	1,620	1,615
Hyundai Capital America
5.25%, 01/08/27 (a)	620	623
4.85%, 03/25/27 (a)	1,080	1,083
4.88%, 06/23/27 (a)	1,130	1,134
5.00%, 01/07/28 (a)	1,340	1,345
5.60%, 03/30/28 (a)	1,180	1,196
4.25%, 01/08/29 (a)	740	730
4.75%, 06/18/29 (a)	450	449
Mobility Global Inc.
5.05%, 06/15/29 (a)	580	581
O'Reilly Automotive, Inc.
5.75%, 11/20/26	3,362	3,376
Volkswagen Group of America Finance, LLC
5.70%, 09/12/26 (a)	1,355	1,358
6.00%, 11/16/26 (a)	1,195	1,202
4.85%, 08/15/27 (a)	2,020	2,024
4.45%, 09/11/27 (a)	325	324
5.05%, 03/27/28 (a)	1,450	1,456
4.75%, 11/13/28 (a)	800	797
		25,957
Industrials 2.5%
Aktsionernoe Obshchestvo Natsionalnaya Kompaniya Kazakstan Temir Zholy
4.88%, 04/29/31 (a)	730	715
Amrize Finance US LLC
4.70%, 04/07/28	1,540	1,542
4.95%, 04/07/30	565	568
Boeing Company, The
6.26%, 05/01/27 (e)	2,378	2,409
3.20%, 03/01/29	1,195	1,152
CNH Industrial Capital LLC
4.38%, 03/07/31	2,395	2,344
Element Fleet Management Corp.
5.64%, 03/13/27 (a)	1,090	1,098
4.80%, 05/29/29 (a)	355	354
5.04%, 03/25/30 (a)	1,045	1,051
GATX Corporation
3.25%, 09/15/26	820	818
5.40%, 03/15/27	774	778
3.85%, 03/30/27	1,472	1,465
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	445	452
Owens Corning
3.40%, 08/15/26	748	747
5.50%, 06/15/27	1,035	1,044
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (a)	470	468
5.35%, 01/12/27 (a)	690	692
4.40%, 07/01/27 (a)	191	191
5.70%, 02/01/28 (a)	80	81
5.55%, 05/01/28 (a)	43	44
6.05%, 08/01/28 (a)	680	696
Regal Rexnord Corporation
6.05%, 04/15/28 (e)	1,580	1,613
6.30%, 02/15/30 (e)	194	202
Rolls-Royce PLC
5.75%, 10/15/27 (a)	1,435	1,452
RTX Corporation
6.70%, 08/01/28	981	1,021
7.00%, 11/01/28	927	973
Southwest Airlines Co.
4.38%, 11/15/28	1,790	1,775
		25,745
Energy 2.3%
Canadian Natural Resources Limited
3.85%, 06/01/27	1,243	1,236
Cheniere Corpus Christi Holdings, LLC
5.13%, 06/30/27	1,518	1,522
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	1,135	1,090
Columbia Pipelines Holding Company LLC
6.06%, 08/15/26 (a)	290	290
Enbridge Inc.
5.90%, 11/15/26	730	733
4.60%, 06/20/28	505	505
6.00%, 11/15/28	600	618
Energy Transfer LP
6.05%, 12/01/26	2,770	2,786
5.25%, 07/01/29	960	974
4.55%, 01/15/31	890	878
ONEOK, Inc.
5.55%, 11/01/26	1,325	1,329
4.25%, 09/24/27	2,280	2,272
5.63%, 01/15/28 (a)	586	592
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	1,595	1,599
Targa Resources Corp.
5.20%, 07/01/27	510	513
Tengizchevroil Finance Company S.a r.l.
4.00%, 08/15/26 (d)	1,120	1,119
Var Energi ASA
5.00%, 05/18/27 (a)	1,405	1,409
7.50%, 01/15/28 (a)	2,900	3,010
Williams Companies, Inc., The
4.80%, 11/15/29	980	984
Woodside Finance Limited
3.70%, 09/15/26 (a)	657	656
		24,115
Materials 1.9%
AptarGroup, Inc.
4.75%, 03/30/31	540	535
Celanese US Holdings LLC
1.40%, 08/05/26	1,260	1,252
Corporacion Nacional del Cobre de Chile
3.63%, 08/01/27 (d)	421	416
3.00%, 09/30/29 (d)	2,570	2,426
Ecolab Inc.
4.60%, 06/15/29	2,810	2,813
EQUATE Petrochemical
2.63%, 04/28/28 (d)	2,350	2,239
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Freeport-McMoRan Inc.
4.13%, 03/01/28	419	415
5.25%, 09/01/29	495	498
Nutrien Ltd.
4.90%, 03/27/28	980	984
Saudi Arabian Mining Company
5.25%, 02/13/30 (d)	615	619
5.25%, 02/13/30 (a)	2,000	2,013
Sherwin-Williams Company, The
4.55%, 03/01/28	1,305	1,305
Snf Group
5.63%, 03/31/31 (a)	1,375	1,390
Steel Dynamics, Inc.
4.00%, 12/15/28	2,675	2,635
		19,540
Communication Services 1.6%
Advanced Info Service PLC.
4.26%, 03/04/31 (d)	1,280	1,250
Charter Communications Operating, LLC
4.20%, 03/15/28	1,655	1,633
5.05%, 03/30/29	735	732
Cox Communications, Inc.
3.35%, 09/15/26 (a)	665	663
3.50%, 08/15/27 (a)	860	849
KT Corporation
4.13%, 02/02/28 (a)	350	348
NTT Finance Corporation
4.74%, 03/31/28 (a)	1,230	1,230
4.62%, 07/16/28 (a)	1,035	1,032
Rogers Communications Inc.
3.20%, 03/15/27	2,250	2,229
5.00%, 02/15/29	2,780	2,797
Space Exploration Technologies Corp.
5.35%, 07/15/31 (a)	1,595	1,590
STC Sukuk Company II Ltd.
4.49%, 01/15/31 (a)	1,770	1,741
		16,094
Real Estate 1.1%
CBRE Services, Inc.
4.80%, 06/15/30	595	595
Crown Castle Inc.
1.05%, 07/15/26	2,800	2,796
2.90%, 03/15/27	2,205	2,180
5.00%, 01/11/28	850	855
4.80%, 09/01/28	1,125	1,128
4.30%, 02/15/29	230	227
5.60%, 06/01/29	930	950
Cubesmart, L.P.
2.25%, 12/15/28	245	231
Extra Space Storage LP
3.88%, 12/15/27	1,610	1,597
Healthcare Realty Holdings, L.P.
3.75%, 07/01/27	1,089	1,082
3.63%, 01/15/28	28	28
Ventas Realty, Limited Partnership
4.40%, 01/15/29	285	283
		11,952
Total Corporate Bonds And Notes (cost $376,587)		376,505
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 32.6%
Affirm Asset Securitization Trust 2025-X2
Series 2025-A-X2, 4.45%, 12/15/26	532	532
Affirm Asset Securitization Trust 2026-X1
Series 2026-B-X1, 4.59%, 04/15/31	100	100
Series 2026-C-X1, 4.82%, 04/15/31	315	314
Affirm Master Trust
Series 2026-B-1A, REMIC, 4.57%, 02/15/28	310	308
Series 2026-C-1A, REMIC, 4.72%, 02/15/28	1,275	1,261
Series 2025-A-2A, REMIC, 4.67%, 07/15/33	940	942
Series 2025-B-2A, REMIC, 5.06%, 07/15/33	990	991
Alinea CLO 2018-1 Ltd
Series 2018-BR-1A, 4.82%, (3 Month Term SOFR + 1.15%), 07/21/31 (g)	59	59
Ally Auto Receivables Trust 2023-A
Series 2023-C-A, 6.08%, 12/15/26	284	285
Ally Bank
Series 2024-C-A, 6.02%, 02/15/28	100	101
Series 2024-A2-B, 4.97%, 09/15/32	290	291
Series 2024-C-B, 5.22%, 09/15/32	181	182
Series 2025-B-B, 4.50%, 09/15/33	462	460
Series 2025-C-B, 4.70%, 09/15/33	550	550
Series 2026-C-A, 4.86%, 03/15/34	496	496
Series 2026-D-A, 5.25%, 03/15/34	403	403
AmeriCredit Automobile Receivables Trust 2022-1
Series 2022-D-1, 3.23%, 02/18/28	1,465	1,460
Americredit Automobile Receivables Trust 2023-1
Series 2023-C-1, 5.80%, 12/18/28	1,195	1,204
AMUR Equipment Finance Receivables XIV LLC
Series 2024-D-2A, 5.97%, 10/20/31	255	257
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 01/25/66 (g)	771	701
Angel Oak Mortgage Trust 2025-5
Series 2025-A1-5, REMIC, 5.57%, 04/25/70 (f)	2,286	2,295
Anthelion CLO 2025-1 Ltd
Series 2025-A1-1A, REMIC, 5.18%, (3 Month Term SOFR + 1.50%), 07/21/36 (g)	1,650	1,651
Arby's Funding, LLC
Series 2020-A2-1A, 3.24%, 07/30/27 (f)	2,931	2,868
ARI Fleet Lease Trust 2024-B
Series 2024-A2-B, 5.54%, 02/16/27	346	347
ARI Fleet Lease Trust 2026-A
Series 2026-A3-A, 4.09%, 01/15/30	125	123
Ari Fleet Lease Trust 2026-B
Series 2026-B-B, 4.74%, 02/15/35	240	239
Auxilior Term Funding 2023-1, LLC
Series 2023-D-1A, 7.27%, 12/16/30	1,040	1,066
Auxilior Term Funding 2024-1, LLC
Series 2024-A3-1A, 5.49%, 07/15/31	572	578
Avis Budget Rental Car Funding (AESOP) LLC
Series 2023-C-2A, 6.18%, 10/20/26	247	247
Series 2025-B-3A, 4.46%, 02/20/29	260	256
Series 2025-C-3A, 4.95%, 02/20/29	100	99
Bain Capital Credit CLO 2020-5, Ltd
Series 2020-ARR-5A, 4.83%, (3 Month Term SOFR + 1.15%), 04/20/34 (g)	2,685	2,685
Balboa Bay Loan Funding 2023-1 Ltd
Series 2023-ARR-1A, 4.84%, (3 Month Term SOFR + 1.16%), 04/21/36 (g)	545	545
Bank 2024-BNK47
Series 2024-A1-BNK47, REMIC, 5.52%, 05/17/29	203	204
Bank 2026-BNK52
Series 2026-A1-BNK52, REMIC, 4.85%, 07/17/31	80	80
Bank5 2024-5Yr11
Series 2024-AS-5YR11, REMIC, 6.14%, 11/19/29	925	946
Bank5 2024-5YR12
Series 2024-AS-5YR12, REMIC, 6.12%, 12/15/29 (g)	650	665
Series 2024-A3-5YR12, REMIC, 5.90%, 12/17/57 (g)	1,535	1,581
Bank5 2024-5YR9
Series 2024-A1-5YR9, REMIC, 4.89%, 06/15/29	905	908
Bank5 2026-5YR21
Series 2026-A3-5YR21, REMIC, 5.53%, 03/17/31	695	712
Barclays Mortgage Loan Trust 2025-NQM6
Series 2025-A1-NQM6, 5.09%, 10/25/65 (f)	2,054	2,047
Battalion CLO X Ltd.
Series 2016-A2R3-10A, 5.42%, (3 Month Term SOFR + 1.75%), 01/24/35 (g)	2,930	2,931
Battalion CLO XII Ltd
Series 2018-BRR-12A, 4.85%, (3 Month Term SOFR + 1.20%), 05/19/31 (g)	1,261	1,260
Series 2018-CRR-12A, 5.20%, (3 Month Term SOFR + 1.55%), 05/19/31 (g)	1,445	1,445
Battalion CLO XV Ltd.
Series 2020-A1RR-15A, 4.66%, (3 Month Term SOFR + 0.98%), 01/17/33 (g)	2,431	2,429

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Series 2020-CR-15A, 5.58%, (3 Month Term SOFR + 1.90%), 01/17/33 (g)	965	961
Battalion CLO XXI Ltd.
Series 2021-BR-21A, REMIC, 5.37%, (3 Month Term SOFR + 1.70%), 07/17/34 (g)	830	831
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 4.73%, (SOFR 30-Day Average + 1.10%), 12/26/31 (g)	216	217
Bayview Opportunity Master Fund VII 2025-EDU1 LLC
Series 2025-A-EDU1, REMIC, 4.93%, (SOFR 30-Day Average + 1.30%), 07/27/48 (g)	381	381
Series 2025-B-EDU1, REMIC, 5.33%, (SOFR 30-Day Average + 1.70%), 07/27/48 (g)	996	995
Benchmark 2024-V11 Mortgage Trust
Series 2024-AM-V11, REMIC, 6.20%, 11/19/29	785	804
Benchmark 2024-V8 Mortgage Trust
Series 2024-A1-V8, REMIC, 5.51%, 04/16/29 (g)	447	451
Benchmark 2025-B41 Mortgage Trust
Series 2025-A1-B41, REMIC, 4.40%, 08/16/30	188	186
Benchmark 2025-V19 Mortgage Trust
Series 2025-A3-V19, REMIC, 5.25%, 12/16/30	315	319
Bethpage Park CLO, Ltd.
Series 2021-BR-1A, 5.14%, (3 Month Term SOFR + 1.50%), 10/15/36 (g)	1,565	1,572
BFLD Commercial Mortgage Trust 2025-5MW
Series 2025-C-5MW, REMIC, 5.45%, (1 Month Term SOFR + 0.00%), 10/11/30 (g)	425	423
BINOM Mortgage Loan Trust 2026-NQM1
Series 2026-A1-NQM1, REMIC, 5.06%, 02/25/66 (f) (g) (h)	212	210
Series 2026-A2-NQM1, REMIC, 5.31%, 02/25/66 (f) (h)	429	425
BINOM Securitization Trust 2021-INV1
Series 2021-A2-INV1, REMIC, 2.37%, 06/25/56 (g)	425	390
Series 2021-A3-INV1, REMIC, 2.63%, 06/25/56 (g)	436	402
Blue Owl Asset Leasing Trust 2024-1 LLC
Series 2024-A2-1A, 5.05%, 03/15/29	285	284
Series 2024-B-1A, 5.41%, 03/15/30	325	326
BlueMountain CLO 2016-3 Ltd
Series 2016-A1R2-3A, 4.59%, (3 Month Term SOFR + 0.94%), 11/15/30 (g)	144	144
Bluemountain CLO XXX Ltd
Series 2018-A1R-3A, 4.59%, (3 Month Term SOFR + 1.19%), 10/25/30 (g)	218	219
BMO 2024-5C4 Mortgage Trust
Series 2024-A3-5C4, REMIC, 6.53%, 04/17/29	1,540	1,600
BMO 2026-5C14 Mortgage Trust
Series 2026-A3-5C14, REMIC, 5.21%, 02/18/31	2,155	2,175
BMO 2026-C14 Mortgage Trust
Series 2026-A1-C14, REMIC, 4.36%, 02/15/31	71	71
BRAVO Residential Funding Trust 2026-NQM4
Series 2026-A1-NQM4, REMIC, 5.18%, 03/25/30 (f) (g)	253	252
Bridgecrest Lending Auto Securitization Trust 2026-1
Series 2026-C-1, 4.44%, 12/15/28	1,220	1,205
Bridgecrest Lending Auto Securitization Trust 2026-2
Series 2026-C-2, 4.88%, 01/15/29	985	981
BX Commercial Mortgage Trust 2024-GPA3
Series 2024-B-GPA3, REMIC, 5.27%, (1 Month Term SOFR + 1.64%), 12/15/26 (g)	721	723
BX Commercial Mortgage Trust 2024-MDHS
Series 2024-A-MDHS, REMIC, 5.27%, (1 Month Term SOFR + 1.64%), 05/15/29 (g)	907	908
Series 2024-B-MDHS, REMIC, 5.47%, (1 Month Term SOFR + 1.84%), 05/15/29 (g)	1,061	1,062
BX Commercial Mortgage Trust 2024-SLCT
Series 2024-B-SLCT, REMIC, 5.42%, (1 Month Term SOFR + 1.79%), 01/15/27 (g)	545	544
Series 2024-C-SLCT, REMIC, 6.02%, (1 Month Term SOFR + 2.39%), 01/15/27 (g)	1,430	1,430
BX Trust 2025-VOLT
Series 2025-A-VOLT, REMIC, 5.33%, (1 Month Term SOFR + 1.70%), 12/16/30 (g)	1,230	1,232
Series 2025-B-VOLT, REMIC, 5.73%, (1 Month Term SOFR + 2.10%), 12/16/30 (g)	1,703	1,705
BX Trust 2026-CLS
Series 2026-B-CLS, REMIC, 5.53%, (1 Month Term SOFR + 1.90%), 05/15/28 (g)	215	215
Series 2026-C-CLS, REMIC, 6.28%, (1 Month Term SOFR + 2.65%), 05/15/28 (g)	120	120
BX Trust 2026-ORBT
Series 2026-A-ORBT, 0.00%, (1 Month Term SOFR + 1.35%), 07/17/28 (g)	500	500
BX Trust 2026-PNDA
Series 2026-B-PNDA, REMIC, 5.13%, (1 Month Term SOFR + 1.50%), 05/15/28 (g)	710	712
Canyon Capital CLO 2019-2 Ltd
Series 2019-AR2-2A, 4.68%, (3 Month Term SOFR + 1.01%), 10/16/34 (g)	1,490	1,489
Captree Park CLO Ltd
Series 2024-A1R-1AR, 4.94%, (3 Month Term SOFR + 0.00%), 07/20/37 (g)	1,580	1,580
CarMax Auto Owner Trust 2023-2
Series 2023-C-2, 5.57%, 11/15/28	2,330	2,344
Series 2023-D-2, 6.55%, 10/15/29	1,570	1,589
CarMax Auto Owner Trust 2023-3
Series 2023-C-3, 5.61%, 02/15/29	1,505	1,518
Series 2023-D-3, 6.44%, 12/16/30	820	831
CarMax Auto Owner Trust 2024-1
Series 2024-C-1, 5.47%, 12/15/27	905	912
CarMax Auto Owner Trust 2024-2
Series 2024-D-2, 6.42%, 10/15/30	100	102
CarMax Auto Owner Trust 2024-3
Series 2024-D-3, 5.67%, 01/15/31	375	375
CarMax Select Receivables Trust 2024-A
Series 2024-B-A, 5.35%, 08/16/27	405	409
Series 2024-C-A, 5.62%, 03/15/28	1,700	1,720
Carvana Auto Receivables Trust 2022-N1
Series 2022-C-N1, 3.32%, 02/10/27	32	32
Carvana Auto Receivables Trust 2024-N2
Series 2024-B-N2, 5.67%, 03/10/27	1,215	1,221
Series 2024-C-N2, 5.82%, 09/10/27	2,445	2,471
Carvana Auto Receivables Trust 2025-P4
Series 2025-C-P4, 5.04%, 03/10/31	910	902
Series 2025-D-P4, 5.62%, 05/10/31	1,090	1,077
Carvana Auto Receivables Trust 2026-P1
Series 2026-C-P1, 5.28%, 08/10/31	2,110	2,076
Series 2026-B-P1, 4.76%, 07/10/32	430	424
Carvana Auto Receivables Trust 2026-P2
Series 2026-C-P2, 5.80%, 09/10/31	840	848
Series 2026-D-P2, 6.18%, 12/10/31	1,485	1,494
CENT 2025-CITY
Series 2025-A-CITY, REMIC, 5.09%, (1 Month Term SOFR + 5.09%), 07/12/30 (g) (h)	1,275	1,273
Cerberus Loan Funding XLIV LLC
Series 2023-A1R-5AR, 0.00%, (3 Month Term SOFR + 0.00%), 01/15/36 (g)	2,545	2,545
Chenango Park CLO, Ltd.
Series 2018-A2R-1A, REMIC, 5.12%, (3 Month Term SOFR + 1.45%), 04/15/30 (g)	64	64
Series 2018-BR-1A, REMIC, 5.47%, (3 Month Term SOFR + 1.80%), 04/15/30 (g)	1,825	1,827
CIM Trust 2021-R6
Series 2021-A1-R6, REMIC, 1.42%, 07/25/61 (g)	175	159
CIM Trust 2022-R3
Series 2022-A1-R3, REMIC, 4.50%, 03/25/62	2,338	2,283
Citigroup Mortgage Loan Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 11/25/38	884	754
Citigroup Mortgage Loan Trust 2026-HE1
Series 2026-A1-HE1, REMIC, 4.94%, (SOFR 30-Day Average + 1.35%), 10/25/56 (g)	711	711
Series 2026-M2-HE1, REMIC, 5.54%, (SOFR 30-Day Average + 1.95%), 10/25/56 (g)	100	100

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
CLIP 2026-NQM1 Trust
Series 2026-A1-NQM1, REMIC, 2.90%, 05/25/71 (f) (g) (h)	533	529
Series 2026-A2-NQM1, REMIC, 5.47%, 05/25/71 (f)	450	448
Clover CLO 2019-1 Ltd
Series 2019-ARR-1A, 4.68%, (3 Month Term SOFR + 1.00%), 04/18/35 (g)	2,300	2,301
COLT 2024-6 Mortgage Loan Trust
Series 2024-A2-6, REMIC, 5.64%, 11/25/69 (f)	1,161	1,162
COLT 2024-INV4 Mortgage Loan Trust
Series 2024-A3-INV4, REMIC, 6.11%, 11/25/69 (f)	1,211	1,216
COLT 2025-10 Mortgage Loan Trust
Series 2025-A1F-10, REMIC, 4.81%, (SOFR 30-Day Average + 1.20%), 10/25/70 (f) (g) (h)	1,531	1,533
COLT 2025-11 Mortgage Loan Trust
Series 2026-A1-3, REMIC, 5.12%, 05/25/71 (f) (g)	402	399
COLT 2025-4 Mortgage Loan Trust
Series 2025-A1-4, REMIC, 5.79%, 04/25/70 (f)	537	540
COLT 2025-INV2 Mortgage Loan Trust
Series 2025-A1-INV2, REMIC, 5.60%, 02/25/70 (f)	970	974
COLT Funding LLC
Series 2021-A2-1, REMIC, 1.17%, 06/25/66 (g)	676	599
COMM 2014-CCRE15 Mortgage Trust
Series 2014-B-CR15, REMIC, 3.81%, 02/12/47 (g)	672	652
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	905	894
CyrusOne Data Centers Issuer I LLC
Series 2024-A2-2A, 4.50%, 05/20/29	2,080	2,017
DBC 2025-DBC Mortgage Trust
Series 2025-A-DBC, REMIC, 4.98%, (1 Month Term SOFR + 1.35%), 11/15/27 (g)	1,685	1,687
Deephaven Residential Mortgage Trust 2021-1
Series 2021-A2-1, 0.97%, 05/25/65	222	217
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A3-2, REMIC, 1.26%, 04/25/66 (g)	325	292
Deephaven Residential Mortgage Trust 2026-INV1
Series 2026-A1-INV1, REMIC, 4.80%, 01/25/30 (f) (g)	876	865
Deephaven Residential Mortgage Trust 2026-INV2
Series 2026-A1-INV2, REMIC, 5.48%, 03/25/30 (f) (g)	756	755
Dell Equipment Finance Trust 2024-1
Series 2024-D-1, 6.12%, 12/22/26	300	302
Dell Equipment Finance Trust 2024-2
Series 2024-B-2, 4.82%, 08/22/30	155	155
Series 2024-D-2, 5.29%, 02/24/31	360	361
Dell Equipment Finance Trust 2025-1
Series 2025-C-1, 5.25%, 12/22/27	110	110
Dell Equipment Finance Trust 2026-1
Series 2026-C-1A, 4.80%, 12/22/28	110	110
Series 2026-D-1A, 5.19%, 12/22/28	195	194
Dext ABS 2025-2, LLC
Series 2025-C-2, 4.89%, 04/15/36	220	217
DLLMT 2026-1 LLC
Series 2026-A3-1A, 4.20%, 12/20/29	240	238
Series 2026-A4-1A, 4.36%, 09/20/33	70	69
DLLST 2024-1 LLC
Series 2024-A3-1A, 5.05%, 10/21/26	126	126
Series 2024-A4-1A, 4.93%, 03/22/27	120	120
Drive Auto Receivables Trust 2024-2
Series 2024-C-2, 4.67%, 12/15/27	270	270
Dryden 86 CLO, Ltd.
Series 2020-A1R2-86A, 4.81%, (3 Month Term SOFR + 1.13%), 07/17/34 (g)	2,755	2,757
EFMT 2024-INV2
Series 2024-A1-INV2, REMIC, 5.03%, 10/25/69 (g)	1,083	1,080
Series 2024-A2-INV2, REMIC, 5.29%, 10/25/69 (g)	611	610
EFMT 2025-INV1
Series 2025-A1-INV5, REMIC, 5.08%, 12/25/70 (f) (g)	373	371
EFMT 2025-INV2
Series 2025-A1-INV2, REMIC, 5.39%, 05/25/70 (f)	491	491
EFMT 2025-INV4
Series 2025-A1F-INV4, REMIC, 4.81%, (SOFR 30-Day Average + 1.20%), 10/25/70 (f) (g) (h)	497	497
EFMT 2025-NQM5
Series 2025-A1-NQM5, REMIC, 5.03%, 11/25/70 (f) (g)	373	370
EFMT 2025-NQM6
Series 2025-A1-NQM6, REMIC, 5.00%, 12/25/70 (f) (g)	996	989
EFMT 2026-NQM1
Series 2026-A1F-NQM1, REMIC, 4.76%, (SOFR 30-Day Average + 1.15%), 02/25/71 (f) (g)	413	412
EFMT 2026-NQM4
Series 2026-A1-NQM4, REMIC, 5.47%, 04/25/71 (f) (g)	164	164
Series 2026-A2-NQM4, REMIC, 5.67%, 04/25/71 (f)	2,517	2,517
Elara HGV Timeshare Issuer 2023-A, LLC
Series 2023-A-A, 6.16%, 11/25/30	255	261
Series 2023-C-A, 7.30%, 11/25/30	348	357
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (g)	63	62
Ellington Financial Mortgage Trust 2021-3
Series 2021-A3-3, REMIC, 1.55%, 09/25/66	460	388
Enterprise Fleet Financing 2024-3, LLC
Series 2024-A4-3, 5.06%, 04/20/29	300	302
Enterprise Fleet Financing 2026-2, LLC
Series 2026-A3-2, REMIC, 4.51%, 02/20/30	365	364
Series 2026-A4-2, REMIC, 4.59%, 02/20/31	380	379
Exeter Automobile Receivables Trust 2022-4
Series 2022-D-4A, 5.98%, 12/15/28	571	573
Exeter Automobile Receivables Trust 2023-1
Series 2023-D-1A, 6.69%, 06/15/29	110	111
Exeter Automobile Receivables Trust 2025-4
Series 2025-B-4A, 4.40%, 02/15/28	375	375
Series 2025-C-4A, 4.57%, 10/16/28	1,320	1,312
Exeter Automobile Receivables Trust 2025-5
Series 2025-B-5A, 4.28%, 04/15/28	1,270	1,264
Exeter Automobile Receivables Trust 2026-1
Series 2026-B-1A, 4.22%, 07/17/28	410	405
Series 2026-C-1A, 4.40%, 03/15/29	1,185	1,161
Exeter Automobile Receivables Trust 2026-3
Series 2026-D-3A, 5.44%, 08/15/30	350	350
Series 2026-C-3A, 4.92%, 10/15/32	260	259
Exeter Select Automobile Receivables Trust 2025-1
Series 2025-B-1, 4.87%, 08/15/28	775	776
Exeter Select Automobile Receivables Trust 2025-2
Series 2025-C-2, 4.91%, 09/15/29	795	790
Series 2025-B-2, 4.63%, 11/17/31	385	383
Extended Stay America Trust 2025-ESH
Series 2025-C-ESH, REMIC, 5.48%, (1 Month Term SOFR + 1.85%), 10/15/30 (g)	607	611
FIGRE Trust 2026-FL2
Series 2026-A2-FL2, REMIC, 5.82%, 06/25/56 (f)	380	381
Series 2026-A3-FL2, REMIC, 5.92%, 06/25/56 (f)	150	150
FIGRE Trust 2026-HE6
Series 2026-B-HE6, REMIC, 5.74%, 07/25/56 (g)	680	681
Flagstar Mortgage Trust 2019-1INV
Series 2019-A13-1INV, REMIC, 3.50%, 01/25/40 (g)	197	176
Flagstar Mortgage Trust 2020-1INV
Series 2020-A11-1INV, REMIC, 4.55%, (1 Month Term SOFR + 0.96%), 08/25/41 (g) (h)	315	304
Ford Credit Floorplan Master Owner Trust A
Series 2024-B-1, 5.48%, 04/15/27	840	846
Series 2025-B-2, 4.33%, 09/15/28	360	357
Fortress Credit BSL IX Ltd
Series 2020-A1AR-1A, 4.78%, (3 Month Term SOFR + 1.10%), 10/20/33 (g)	1,842	1,842

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Fortress Credit Bsl VII Ltd
Series 2019-A2R-1A, 5.07%, (3 Month Term SOFR + 1.40%), 07/23/32 (g)	1,320	1,320
Series 2019-BR-1A, 5.32%, (3 Month Term SOFR + 1.65%), 07/23/32 (g)	1,690	1,690
Fortress Credit BSL XV Limited
Series 2022-AR-2A, 5.08%, (3 Month Term SOFR + 1.40%), 10/18/33 (g)	1,447	1,448
Fortress Credit BSL XVIII Ltd
Series 2023-A1R-1A, 5.24%, (3 Month Term SOFR + 1.57%), 04/23/36 (g)	395	395
Galaxy XXII CLO Ltd
Series 2016-CR4-22A, 5.28%, (3 Month Term SOFR + 1.60%), 04/16/34 (g)	1,025	1,023
Galton Funding Mortgage Trust 2018-1
Series 2018-A33-1, REMIC, 3.50%, 02/25/33 (g)	89	80
Galton Funding Mortgage Trust 2019-1
Series 2019-A32-1, REMIC, 4.00%, 12/25/32 (g)	34	32
Series 2019-A21-1, REMIC, 4.50%, 12/25/32 (g)	68	66
Galton Funding Mortgage Trust 2019-H1
Series 2019-M1-H1, REMIC, 3.34%, 10/25/59	805	766
Galton Funding Mortgage Trust 2020-H1
Series 2020-M1-H1, REMIC, 2.83%, 01/25/60 (g)	1,170	986
GCAT 2025-NQM1 Trust
Series 2025-A1-NQM1, REMIC, 5.37%, 11/25/69 (f)	646	646
GCAT 2026-NQM2 Trust
Series 2026-A1-NQM2, REMIC, 5.45%, 02/25/71 (f) (g) (h)	1,761	1,759
GM Financial Consumer Automobile Receivables Trust 2023-1
Series 2023-B-1, 5.03%, 09/18/28	805	808
Golub Capital Partners Static 2024-1, Ltd.
Series 2024-BR-1A, 5.18%, (3 Month Term SOFR + 1.50%), 07/20/35 (g)	4,300	4,296
GoTo Foods Funding LLC
Series 2017-A2II-1A, 5.09%, 04/30/27	2,730	2,720
Series 2026-A2-1A, 6.85%, 04/30/56	1,760	1,762
GreatAmerica Financial Services Corporation
Series 2025-A3-2, 4.14%, 06/15/29	880	874
GS Mortgage Securities Trust 2011-GC5
Series 2026-A1A-AH2, REMIC, 0.00%, 11/25/56 (g)	1,740	1,740
GS Mortgage-Backed Securities Trust 2014-EB1
Series 2014-2A1-EB1A, REMIC, 5.47%, 07/25/44 (g)	5	5
Hardee's Funding LLC
Series 2020-A2-1A, 3.98%, 12/20/27	1,942	1,880
Series 2021-A2-1A, 2.87%, 06/20/28	1,277	1,193
Series 2018-A23-1A, 5.71%, 06/20/28	909	896
HILT Commercial Mortgage Trust 2024-ORL
Series 2024-B-ORL, REMIC, 5.57%, (1 Month Term SOFR + 1.94%), 05/15/29 (g)	1,470	1,471
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	235	231
Hilton Grand Vacations Trust 2022-1D
Series 2022-A-1D, 3.61%, 06/20/34	137	137
Hilton Grand Vacations Trust 2025-1
Series 2025-A-1A, 4.88%, 10/25/31	407	407
Series 2025-B-1A, 5.18%, 05/27/42	697	697
Hilton Grand Vacations Trust 2026-2
Series 2026-B-2A, 5.10%, 03/27/45	855	855
Series 2026-C-2A, 5.54%, 03/27/45	430	430
Homes 2025-NQM2 Trust
Series 2025-A1-NQM2, REMIC, 5.43%, 02/25/70 (f)	592	593
Homes 2025-NQM3 Trust
Series 2026-A1-NQM2, REMIC, 5.49%, 01/25/71 (f) (g)	1,287	1,286
HOMES 2025-NQM4 Trust
Series 2025-A1-NQM4, REMIC, 5.22%, 08/25/70 (f)	806	805
HOMES 2026-AFC1 Trust
Series 2026-A1-AFC1, REMIC, 4.85%, 02/25/30 (f) (g)	274	270
HPEFS Equipment Trust 2023-2
Series 2023-D-2A, 6.97%, 07/20/26	237	238
HPEFS Equipment Trust 2024-1
Series 2024-C-1A, 5.33%, 05/20/31	2,145	2,149
HPEFS Equipment Trust 2024-2
Series 2024-B-2A, 5.35%, 10/20/31	250	251
Series 2024-D-2A, 5.82%, 04/20/32	620	625
Hudson Yards 2026-10HY Mortgage Trust
Series 2026-B-10HY, REMIC, 5.33%, 12/10/31 (g)	305	306
Huntington National Bank, The
Series 2024-B1-1, 6.15%, 02/20/28 (a)	636	641
Series 2025-B-1, 4.96%, 04/20/29	1,045	1,045
Series 2024-B1-2, 5.44%, 10/20/32	747	750
Series 2025-B1-2, 4.84%, 09/20/33	367	365
Series 2026-B1-1, 4.50%, 02/20/34	681	675
HYT Commercial Mortgage Trust 2024-RGCY
Series 2024-A-RGCY, REMIC, 5.47%, (1 Month Term SOFR + 1.84%), 09/15/26 (g)	1,395	1,397
Hyundai Auto Lease Securitization Trust 2025-B
Series 2025-A3-B, 4.53%, 08/15/27	595	596
Series 2025-B-B, 4.94%, 10/15/27	1,235	1,240
Hyundai Auto Receivables Trust 2026-A
Series 2026-C-A, 4.31%, 05/15/30	215	211
Imperial Fund Mortgage Trust 2021-NQM2
Series 2021-A3-NQM2, REMIC, 1.52%, 09/25/56 (g)	701	605
Imperial Fund Mortgage Trust 2022-NQM4
Series 2022-A1-NQM4, REMIC, 5.10%, 06/25/67 (f) (g) (h)	2,219	2,216
Invesco CLO 2021-3 Ltd
Series 2021-A1R-3A, REMIC, 4.74%, (3 Month Term SOFR + 1.08%), 10/22/34 (g)	710	710
J.P. Morgan Mortgage Trust
Series 2020-A13-INV2, REMIC, 3.00%, 03/25/42	323	277
J.P. Morgan Mortgage Trust 2020-INV1
Series 2020-A15-INV1, REMIC, 3.50%, 03/25/43 (g)	211	187
J.P. Morgan Mortgage Trust 2025-DSC1
Series 2025-A1-DSC1, REMIC, 5.58%, 04/25/29 (f) (g)	1,413	1,416
J.P. Morgan Mortgage Trust 2025-DSC2
Series 2025-A1-DSC2, REMIC, 5.20%, 08/25/29 (f) (g)	487	486
J.P. Morgan Mortgage Trust 2025-HE3
Series 2025-A1-HE3, REMIC, 4.67%, (SOFR 30-Day Average + 1.35%), 03/20/34 (g) (h)	535	537
J.P. Morgan Mortgage Trust 2026-HE1
Series 2026-A1-HE1, REMIC, 4.58%, (SOFR 30-Day Average + 1.25%), 09/20/56 (g) (h)	882	883
Jack in the Box Funding, LLC
Series 2022-A2I-1A, 3.45%, 02/25/27	136	132
Series 2026-A2-1A, 7.62%, 05/25/56	1,635	1,639
JPMorgan Chase Bank, National Association
Series 2025-B-1, 4.75%, 04/25/29	667	666
KKR CLO 18 Ltd
Series A1R2-18, 4.73%, (3 Month Term SOFR + 1.05%), 10/18/35 (g)	2,784	2,784
KKR CLO 33 Ltd
Series AR-33A, 4.76%, (3 Month Term SOFR + 1.08%), 07/20/34 (g)	2,705	2,704
Series BR-33A, 5.28%, (3 Month Term SOFR + 1.60%), 07/20/34 (g)	1,735	1,736
KKR CLO 34 Ltd
Series AR-34A, 4.77%, (3 Month Term SOFR + 1.10%), 07/17/34 (g)	920	920
KKR CLO 40 Ltd
Series AR-40A, 4.98%, (3 Month Term SOFR + 1.30%), 10/20/34 (g)	2,860	2,861
LCM 39 Ltd.
Series A1R2-39A, 4.70%, (3 Month Term SOFR + 1.04%), 10/16/34 (g)	735	735

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-AS-5, REMIC, 4.02%, 01/12/27	1,410	1,382
Madison Park Funding XLV Ltd
Series 2020-ARR-45A, 4.75%, (3 Month Term SOFR + 1.08%), 07/15/34 (g)	805	806
Madison Park Funding XXIV Ltd
Series 2016-CR2-24A, 5.73%, (3 Month Term SOFR + 2.05%), 10/20/29 (g)	1,300	1,301
Marble Point CLO XV Ltd
Series 2019-A1R2-1A, REMIC, 4.71%, (3 Month Term SOFR + 1.04%), 07/23/32 (g)	1,218	1,218
Marble Point CLO XXI Ltd
Series 2021-BR-3A, 5.18%, (3 Month Term SOFR + 1.50%), 10/17/34 (g)	3,070	3,069
MARQ Trust 2024-HOU
Series 2024-B-HOU, REMIC, 5.68%, (1 Month Term SOFR + 2.09%), 06/15/39 (g)	1,600	1,595
MED Commercial Mortgage Trust 2024-MOB
Series 2024-A-MOB, REMIC, 5.22%, (1 Month Term SOFR + 1.59%), 05/15/41 (g)	1,520	1,508
MFA 2025-NQM4 Trust
Series 2025-A1F-NQM4, REMIC, 4.83%, (SOFR 30-Day Average + 1.20%), 08/25/70 (g)	2,275	2,279
MFA Trust
Series 2021-A1-INV1, REMIC, 0.85%, 01/25/56 (g)	77	76
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
Series 2025-A1-C35, REMIC, 4.61%, 08/16/30	114	113
Morgan Stanley Residential Mortgage Loan Trust 2026-NQM4
Series 2026-A1-NQM4, REMIC, 5.07%, 03/25/71 (f) (g)	341	338
Series 2026-A2-NQM4, REMIC, 5.40%, 03/25/71 (f)	298	296
MVW 2020-1 LLC
Series 2020-A-1A, 1.74%, 10/20/37	150	149
Series 2020-B-1A, 2.73%, 10/20/37	266	265
MVW 2023-1 LLC
Series 2023-A-1A, 4.93%, 10/22/40	1,056	1,057
MVW 2023-2 LLC
Series 2023-A-2A, 6.18%, 11/20/40	202	206
Series 2023-B-2A, 6.33%, 11/20/40	136	139
MVW 2026-1 LLC
Series 2026-B-1A, 4.97%, 03/20/43	1,145	1,136
Nassau LLC
Series 2020-B1RR-1AR, 5.25%, (3 Month Term SOFR + 1.60%), 01/16/35 (g)	1,040	1,040
Navient Education Loan Trust 2026-A
Series 2026-A-A, 4.86%, 08/15/34	433	430
Navient Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.46%, 11/15/68	413	400
Navient Private Education Loan Trust 2020-C
Series 2020-A2A-CA, 2.15%, 03/15/29	1,620	1,566
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	24	24
Navient Private Education Refi Loan Trust 2019-E
Series 2019-A2A-EA, 2.64%, 09/15/28	275	271
Navient Private Education Refi Loan Trust 2019-G
Series 2019-A-GA, 2.40%, 02/15/29	453	440
Navient Private Education Refi Loan Trust 2020-D
Series 2020-A-DA, 1.69%, 05/15/69	293	278
Navient Private Education Refi Loan Trust 2020-G
Series 2020-A-GA, 1.17%, 09/15/69	200	187
Navient Private Education Refi Loan Trust 2020-H
Series 2020-A-HA, 1.31%, 11/15/27	169	159
Navient Private Education Refi Loan Trust 2023-A
Series 2023-A-A, 5.51%, 09/15/71	493	501
Navient Refinance Loan Trust 2026-A
Series 2026-A-A, 4.50%, 04/16/35	502	495
Navient Refinance Loan Trust 2026-B
Series 2026-A-B, 5.07%, 05/15/36	860	863
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-B-1, 4.42%, 09/27/27	235	231
Series 2025-C-1, 4.72%, 09/27/27	105	103
Nelnet Student Loan Trust 2021-B
Series 2021-AFX-BA, 1.42%, 04/20/62	383	364
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	684	645
Neuberger Berman Loan Advisers CLO 42, Ltd.
Series 2021-AR-43A, 4.73%, (3 Month Term SOFR + 1.05%), 07/17/36 (g)	3,975	3,976
Neuberger Berman Loan Advisers CLO 50, Ltd.
Series 2022-AR2-50A, 4.71%, (3 Month Term SOFR + 1.04%), 07/23/36 (g)	250	250
New Residential Mortgage Loan Trust 2025-NQM4
Series 2025-A1-NQM4, REMIC, 5.35%, 07/25/65 (f) (g)	1,301	1,300
Series 2025-A2-NQM4, REMIC, 5.60%, 07/25/65 (f)	643	642
NMEF Funding 2025-A LLC
Series 2025-A2-A, 4.72%, 07/15/32	295	295
NMEF Funding 2026-A, LLC
Series 2026-B-A, 4.48%, 07/16/29	100	99
Series 2026-C-A, 4.71%, 12/15/29	230	228
NYC Commercial Mortgage Trust 2021-909
Series 2025-B-28L, REMIC, 5.01%, 11/05/28 (g)	595	591
Series 2026-B-9W57, REMIC, 5.18%, 06/06/31 (g)	2,555	2,543
NYMT Loan Trust 2026-INV2
Series 2026-A1-INV2, REMIC, 5.47%, 04/25/61 (f) (g)	664	664
OBX 2019-EXP2 Trust
Series 2019-2A2-EXP2, REMIC, 4.96%, (1 Month Term SOFR + 1.31%), 06/25/59 (g)	87	87
OBX 2019-EXP3 Trust
Series 2019-2A1-EXP3, REMIC, 4.66%, (1 Month Term SOFR + 1.01%), 09/25/59 (g)	70	70
OBX 2020-EXP1 Trust
Series 2020-2A1-EXP1, REMIC, 4.45%, (1 Month Term SOFR + 0.86%), 02/25/27 (g) (h)	136	134
Series 2020-2A2-EXP1, REMIC, 4.65%, (1 Month Term SOFR + 1.06%), 01/26/60 (g) (h)	151	150
OBX 2020-EXP2 Trust
Series 2020-A9-EXP2, REMIC, 3.00%, 07/25/36 (g)	141	122
OBX 2020-EXP3 Trust
Series 2020-2A1-EXP3, REMIC, 4.60%, (1 Month Term SOFR + 11.45%), 01/25/60 (g)	327	325
OBX 2025-NQM15 Trust
Series 2025-A1F-NQM15, REMIC, 4.76%, (SOFR 30-Day Average + 1.15%), 07/25/65 (f) (g) (h)	360	360
Series 2025-A1-NQM15, REMIC, 5.14%, 07/25/65 (f)	514	512
OBX 2026-NQM5 Trust
Series 2026-A1-NQM5, REMIC, 5.32%, 01/25/66 (f) (g)	935	932
OBX 2026-R1 Trust
Series 2026-A1-R1, REMIC, 4.88%, 01/25/63 (f) (g)	173	170
Octane Receivables Trust 2023-3
Series 2023-B-3A, 6.48%, 11/20/26	374	375
Series 2023-C-3A, 6.74%, 05/20/27	145	146
Octane Receivables Trust 2024-3
Series 2024-A2-3A, REMIC, 4.94%, 08/20/27	204	205
Series 2024-C-3A, REMIC, 5.51%, 10/20/28	405	408
Octane Receivables Trust 2025-RVM1
Series 2025-B-RVM1, 4.83%, 12/20/46	685	678
Series 2025-C-RVM1, 5.26%, 12/20/46	1,410	1,407
OZLM Funding II, Ltd.
Series 2012-AR4-2A, 4.86%, (3 Month Term SOFR + 1.20%), 07/30/37 (g)	2,600	2,600
Series 2012-BR4-2A, 5.41%, (3 Month Term SOFR + 1.75%), 07/30/37 (g)	1,755	1,755
OZLM XIX Ltd
Series 2017-A1R3-19A, 4.67%, (3 Month Term SOFR + 1.00%), 01/16/35 (g)	1,910	1,908
PEAC Solutions Receivables 2025-1 LLC
Series 2025-A2-1A, 4.94%, 10/20/28	545	546
Series 2025-A3-1A, 5.04%, 07/20/32	680	684

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
PEAC Solutions Receivables 2026-1 LLC
Series 2026-B-1A, 4.75%, 07/20/29	905	900
Post Road Equipment Finance 2024-1 LLC
Series 2024-A2-1A, 5.59%, 08/15/26	8	8
Post Road Equipment Finance 2026-1, LLC
Series 2026-B-1A, 4.91%, 02/15/33	100	99
Series 2026-C-1A, 5.12%, 06/15/33	240	239
Progress Residential 2021-SFR8 Trust
Series 2021-C-SFR8, REMIC, 1.93%, 10/19/26	2,430	2,406
RCKT Mortgage Trust 2024-CES8
Series 2024-A1A-CES8, REMIC, 5.49%, 10/25/28 (f)	1,178	1,179
RCKT Mortgage Trust 2024-CES9
Series 2024-A1A-CES9, REMIC, 5.58%, 12/25/28 (f)	231	231
Roc Mortgage Trust 2024-RTL1
Series 2024-A1-RTL1, REMIC, 5.78%, 04/25/27 (f) (g) (h)	1,145	1,146
Rockford Tower CLO 2019-2 Ltd
Series 2019-AR2-2A, 4.77%, (3 Month Term SOFR + 1.13%), 08/20/32 (g)	1,653	1,654
Romark CLO II Ltd
Series 2018-A2R-2A, 5.32%, (3 Month Term SOFR + 1.65%), 07/25/31 (g)	3,225	3,226
Santander Bank, N.A.
Series 2024-B-A, 5.62%, 07/15/28	245	246
Series 2024-C-A, 5.82%, 07/15/28	300	302
Series 2024-B-B, 4.97%, 01/18/33	217	217
Series 2024-C-B, 5.14%, 01/18/33	302	302
Series 2023-A2-B, 5.64%, 12/15/33	128	129
Series 2023-D-B, 6.66%, 12/15/33	379	383
Series 2025-B-A, 4.48%, 01/15/34	250	249
Series 2025-C-A, 4.66%, 01/15/34	250	249
Series 2026-C-A, REMIC, 4.95%, 07/15/34	250	250
Series 2026-D-A, REMIC, 5.25%, 07/15/34	250	250
Santander Consumer Auto Receivables Trust 2021-B
Series 2021-C-BA, 3.09%, 03/15/29	131	131
Santander Drive Auto Receivables Trust 2007-2
Series 2025-B-4, 4.27%, 10/16/28	1,175	1,168
Santander Drive Auto Receivables Trust 2023-1
Series 2023-C-1, 5.09%, 05/15/30	848	851
Santander Drive Auto Receivables Trust 2025-2
Series 2025-C-2, 4.39%, 10/16/28	600	596
Santander Drive Auto Receivables Trust 2026-1
Series 2026-A3-1, 3.93%, 07/17/28	895	889
Santander Mortgage Asset Receivable Trust 2025-CES1
Series 2025-A1A-CES1, REMIC, 5.04%, 10/25/29 (f)	1,293	1,281
Santander Mortgage Asset Receivable Trust 2025-NQM
Series 2025-A1-NQM6, 5.14%, 11/25/65 (f) (g)	444	443
SBA Towers, LLC
Series 2022-C-1, 6.60%, 01/15/28	1,930	1,950
Series 2024-C-1, 4.83%, 10/15/29	3,270	3,279
Series 2021-C-211, 1.63%, 05/15/51	1,240	1,223
SCF Equipment Leasing 2025-1 LLC
Series 2025-A2-1A, 4.82%, 07/22/30	193	193
Series 2025-A3-1A, 5.11%, 11/21/33	840	847
SDR Commercial Mortgage Trust 2024-DSNY
Series 2024-B-DSNY, REMIC, 5.37%, (1 Month Term SOFR + 1.80%), 05/16/39 (g)	1,210	1,212
SEB Funding LLC
Series 2024-A2-1A, 7.39%, 04/30/29	1,508	1,528
Series 2026-A2-1A, 6.67%, 01/30/56	2,600	2,576
Securitized Term Auto Receivables Trust
Series 2025-B-A, 5.04%, 04/25/28	661	665
Series 2026-B-A, 4.28%, 03/25/33	760	756
Series 2026-C-A, 4.43%, 03/25/33	258	256
Securitized Term Auto Receivables Trust 2025-B
Series 2025-B-B, 4.93%, 09/25/28	213	214
Series 2025-C-B, 5.12%, 09/25/28	86	86
Sequoia Mortgage Capital, Inc.
Series 2018-A19-CH3, REMIC, 4.50%, 08/25/48 (g)	2	2
Sequoia Mortgage Trust 2018-CH2
Series 2018-A21-CH2, REMIC, 4.00%, 09/25/35 (g)	78	72
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (g)	156	144
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	231	232
Series 2024-C-1A, 5.51%, 01/20/32	170	172
SFS Auto Receivables Securitization Trust 2026-1
Series 2026-C-1A, 4.46%, 11/20/33	1,670	1,639
SFS Auto Receivables Securitization Trust 2026-2
Series 2026-B-2A, 4.89%, 05/20/33	490	491
Series 2026-C-2A, 4.99%, 07/20/34	170	170
SG Residential Mortgage Trust 2026-3
Series 2026-A1-3, REMIC, 5.19%, 05/25/66 (f) (g) (h)	581	577
Series 2026-A2-3, REMIC, 5.49%, 05/25/66 (f)	397	395
Sierra Timeshare 2025-2 Receivables Funding LLC
Series 2025-B-2A, 4.93%, 04/20/44	374	373
Sierra Timeshare 2025-3 Receivables Funding LLC
Series 2025-A-3A, 4.44%, 08/22/44	175	174
Series 2025-B-3A, 4.64%, 08/22/44	278	277
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 4.46%, (1 Month Term SOFR + 0.83%), 03/15/28 (a) (g)	272	272
SMB Private Education Loan Trust 2019-B
Series 2020-A2A-PTB, REMIC, 1.60%, 09/15/54	1,463	1,393
SMB Private Education Loan Trust 2020-B
Series 2020-A1A-BA, REMIC, 1.29%, 07/15/53	192	183
SMB Private Education Loan Trust 2021-B
Series 2021-A-B, 1.31%, 07/17/51	1,026	969
SMB Private Education Loan Trust 2025-A
Series 2025-A1A-A, 5.13%, 09/15/36	784	784
Sonic Capital LLC
Series 2020-A2I-1A, REMIC, 3.85%, 01/20/27	381	378
Series 2020-A2II-1A, REMIC, 4.34%, 01/20/30	358	341
Sound Point CLO XXI Ltd
Series 2019-BRR-1A, 5.33%, (3 Month Term SOFR + 1.65%), 01/20/32 (g)	325	325
Sound Point CLO XXXI Ltd
Series 2021-AR-3AR, 4.69%, (3 Month Term SOFR + 1.07%), 10/25/34 (g)	2,080	2,080
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (g)	8	8
Starwood Mortgage Residential Trust 2020-1
Series 2020-A2-1, REMIC, 2.41%, 02/25/50 (g)	391	376
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/65	198	193
Starwood Mortgage Residential Trust 2021-4
Series 2021-A1-4, REMIC, 1.16%, 08/25/56 (g) (h)	1,558	1,387
Stellantis Financial Underwritten Enhanced Lease Trust 2025-C
Series 2025-B-CA, 4.25%, 09/20/28	280	278
Series 2025-C-CA, 4.44%, 11/20/28	870	861
Stellantis Financial Underwritten Enhanced Lease Trust 2026-A
Series 2026-B-AA, 4.61%, 04/20/29	145	144
Series 2026-C-AA, 4.80%, 05/21/29	1,360	1,350
Stratus Funding CLO 2025-1 Ltd
Series 2025-B-1A, 5.12%, (3 Month Term SOFR + 1.45%), 07/15/33 (g)	905	904
Symphony CLO 37 Ltd
Series 2022-AR2-37A, 4.80%, (3 Month Term SOFR + 1.13%), 01/20/37 (g)	2,700	2,697
Towd Point Mortgage Trust 2018-1
Series 2018-A1-1, REMIC, 3.00%, 01/25/58 (g)	—	—
Towd Point Mortgage Trust 2024-2
Series 2024-A1B-2, REMIC, 4.93%, 09/25/41 (g)	582	585
Towd Point Mortgage Trust 2026-1
Series 2026-A1B-1, REMIC, 4.45%, 02/25/43 (g)	1,494	1,470
Tricon Residential 2024-SFR2 Trust
Series 2024-A-SFR2, REMIC, 4.75%, 06/20/28	832	826

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Series 2024-D-SFR2, REMIC, 6.00%, 06/20/28	1,530	1,535
Trinitas CLO VI, Ltd.
Series 2017-AR4-6A, REMIC, 4.78%, (3 Month Term SOFR + 0.00%), 01/25/34 (g)	2,116	2,116
Trinitas CLO VII Ltd
Series 2017-A1R2-7A, 4.73%, (3 Month Term SOFR + 1.06%), 01/25/35 (g)	2,760	2,754
TRK 2021-INV1 Trust
Series 2021-A2-INV1, REMIC, 1.41%, 07/25/56 (g)	260	241
Truist Bank
Series 2026-B-1, 5.07%, 06/26/34	1,915	1,915
U.S. Bank National Association
Series 2023-B-1, 6.79%, 08/25/32	62	63
Series 2026-B1-RVM1, 4.96%, 12/25/46	258	255
Verdant Receivables 2023-1 LLC
Series 2023-A2-1A, 6.24%, 06/14/27	459	464
Verdant Receivables 2024-1 LLC
Series 2024-A2-1A, 5.68%, 08/14/28	205	208
Verizon Master Trust
Series 2024-B-6, 4.42%, 08/20/27	1,975	1,971
Verus Securitization Trust 2021-1
Series 2021-A2-1, REMIC, 1.05%, 01/25/66 (g)	307	280
Series 2021-A3-1, REMIC, 1.15%, 01/25/66 (g)	183	167
Verus Securitization Trust 2021-2
Series 2021-A1-2, REMIC, 1.03%, 02/25/66	246	225
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	318	307
Verus Securitization Trust 2023-7
Series 2023-A2-7, REMIC, 7.27%, 10/25/68 (f)	445	446
Verus Securitization Trust 2025-3
Series 2025-A1-3, REMIC, 5.62%, 05/25/70 (f)	477	479
Verus Securitization Trust 2025-7
Series 2025-A1F-7, REMIC, 4.85%, (SOFR 30-Day Average + 1.20%), 08/25/70 (f) (g) (h)	1,054	1,055
Vista Point Securitization Trust 2020-2
Series 2020-A3-2, REMIC, 2.50%, 04/25/65	51	50
Wellfleet CLO 2021-1 Ltd
Series 2021-BR-1A, 5.33%, (3 Month Term SOFR + 1.65%), 04/20/34 (g)	2,180	2,180
Wells Fargo Commercial Mortgage Trust 2025-5C6
Series 2025-A1-5C6, REMIC, 4.31%, 06/15/30	326	323
Wheels Fleet Lease Funding 1 LLC
Series 2026-C-1, 4.93%, 11/18/30	100	100
Series 2025-A1-3A, 4.08%, 09/18/40	595	590
Series 2025-C-3A, 4.79%, 09/18/40	815	806
Wind River 2022-1 CLO Ltd
Series 2022-B1RR-1AR, 5.20%, 07/20/35 (g)	2,595	2,596
Wingspire Equipment Finance 2025-1 LLC
Series 2025-A2-1A, 4.33%, 03/20/28	100	100
Series 2025-C-1A, 4.76%, 08/20/28	100	99
Yamaha Motor Master Trust II
Series 2026-B-A, 4.64%, 04/16/29	185	185
Series 2026-C-A, 4.89%, 04/16/29	160	160
Zaxbys Funding LLC
Series 2021-A2-1A, 3.24%, 07/30/28	1,862	1,772
Total Non-U.S. Government Agency Asset-Backed Securities (cost $338,150)		336,454
GOVERNMENT AND AGENCY OBLIGATIONS 28.4%
U.S. Treasury Note 20.7%
Treasury, United States Department of
3.88%, 03/31/28 (i)	9,635	9,588
3.75%, 04/30/28	84,355	83,745
4.00%, 05/31/28	58,500	58,331
4.13%, 06/30/28	37,825	37,806
3.88%, 07/15/28	24,180	24,042
		213,512
Mortgage-Backed Securities 6.3%
Federal Home Loan Mortgage Corporation
6.36%, (1 Year Treasury + 2.25%), 09/01/33 (g)	4	4
6.50%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%), 09/01/33 (g)	1	1
6.00%, 09/01/34 - 08/01/55	9,247	9,504
6.11%, (1 Year Treasury + 2.11%), 10/01/34 (g)	4	4
3.00%, 11/01/34	109	105
5.89%, (1 Year Treasury + 2.25%), 11/01/34 (g)	6	6
6.28%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.90%), 11/01/34 (g)	1	1
6.46%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.89%), 11/01/34 (g)	3	3
6.65%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.90%), 11/01/34 (g)	1	1
5.93%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.68%), 01/01/35 (g)	2	2
5.73%, (1 Year Treasury + 2.11%), 02/01/35 (g)	7	7
5.81%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.63%), 02/01/35 (g)	4	4
5.82%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.62%), 02/01/35 (g)	1	1
5.87%, (1 Year Treasury + 2.25%), 02/01/35 (g)	5	5
5.93%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.68%), 02/01/35 (g)	2	2
6.15%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.90%), 02/01/35 (g)	3	3
6.22%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%), 06/01/35 (g)	47	48
6.49%, (1 Year Treasury + 2.37%), 09/01/35 (g)	72	74
6.10%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.66%), 10/01/35 (g)	13	13
5.76%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.61%), 03/01/36 (g)	25	26
7.50%, 06/01/38	77	81
7.00%, 03/01/39	89	94
4.00%, 12/01/49	386	366
2.50%, 01/01/52	1,149	978
4.50%, 09/01/52 - 02/01/53	4,579	4,424
5.50%, 07/01/53 - 07/01/55	5,278	5,318
6.50%, 09/01/54	125	129
5.00%, 02/01/55 - 06/01/55	241	238
Federal National Mortgage Association, Inc.
3.50%, 11/01/26 - 01/01/52	1,880	1,732
3.00%, 09/01/28 - 02/01/35	736	712
6.50%, 07/01/32 - 06/01/55	1,187	1,229
5.83%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.64%), 03/01/33 (g)	—	—
5.48%, (FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.41%), 06/01/33 (g)	2	2
5.74%, (1 Year Treasury + 2.16%), 06/01/33 (g)	24	24
5.61%, (1 Year Treasury + 2.01%), 07/01/33 (g)	1	1
5.00%, 10/01/33 - 03/01/56	12,331	12,221
5.50%, 10/01/33 - 10/01/55	13,824	13,959
5.84%, (1 Year Treasury + 2.21%), 12/01/33 (g)	39	40
6.00%, 03/01/34 - 02/01/49	1,343	1,386
6.10%, (1 Year Treasury + 2.30%), 04/01/34 (g)	—	—
6.20%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.59%), 10/01/34 (g)	2	2
5.85%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.35%), 11/01/34 (g)	1	1
6.22%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.67%), 11/01/34 (g)	5	5
6.23%, (1 Year Treasury + 2.36%), 11/01/34 (g)	28	29
5.92%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.61%), 12/01/34 (g)	2	2
5.80%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.54%), 01/01/35 (g)	6	6
5.85%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.55%), 01/01/35 (g)	3	3
5.93%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.63%), 01/01/35 (g)	2	2
6.07%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.70%), 01/01/35 (g)	3	3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
5.83%, (1 Year Treasury + 2.19%), 02/01/35 (g)	7	7
5.87%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.62%), 02/01/35 (g)	2	2
5.59%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.36%), 03/01/35 (g)	4	4
5.45%, (1 Year Treasury + 1.82%), 04/01/35 (g)	46	47
6.06%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%), 04/01/35 (g)	6	7
6.11%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.99%), 04/01/35 (g)	23	24
5.69%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.42%), 05/01/35 (g)	18	18
5.81%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.43%), 05/01/35 (g)	14	14
5.82%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.63%), 05/01/35 (g)	4	4
6.01%, (1 Year Treasury + 2.30%), 06/01/35 (g)	45	46
6.32%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.69%), 06/01/35 (g)	36	37
6.26%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.84%), 07/01/35 (g)	8	8
5.98%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.60%), 08/01/35 (g)	20	21
6.06%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.69%), 11/01/35 (g)	4	4
5.93%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.69%), 02/01/36 (g)	23	24
5.99%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.74%), 03/01/36 (g)	26	27
4.50%, 09/01/39 - 10/01/48	1,897	1,869
4.00%, 08/01/43 - 09/01/52	3,031	2,856
2.00%, 10/01/50	505	408
Government National Mortgage Association
5.00%, 12/20/34 - 02/20/48	693	700
6.00%, 07/15/36	236	243
4.50%, 09/20/40	159	156
3.50%, 03/20/43 - 04/20/43	737	686
4.00%, 09/20/45 - 10/20/50	866	820
3.00%, 09/20/47 - 09/20/49	1,274	1,145
Government National Mortgage Association II
3.50%, 07/20/52	2,645	2,404
4.00%, 10/20/52	613	577
		64,959
Collateralized Mortgage Obligations 0.9%
Connecticut Avenue Securities Trust 2025-R03
Series 2025-2A1-R03, REMIC, 5.08%, (SOFR 30-Day Average + 1.45%), 03/27/45 (g)	349	350
Connecticut Avenue Securities Trust 2025-R06
Series 2025-1M1-R06, REMIC, 4.58%, (SOFR 30-Day Average + 0.95%), 09/25/45 (g)	515	515
Connecticut Avenue Securities Trust 2026-R01
Series 2026-2A1-R01, REMIC, 4.48%, (SOFR 30-Day Average + 0.85%), 01/25/46 (g)	1,831	1,829
Federal Home Loan Mortgage Corporation
Series 2021-M2-DNA7, REMIC, 5.43%, (SOFR 30-Day Average + 1.80%), 11/25/41 (g)	895	897
Series 2022-M1B-DNA2, REMIC, 6.03%, (SOFR 30-Day Average + 2.40%), 02/25/42 (g)	208	210
Series 2023-A1-HQA3, REMIC, 5.48%, (SOFR 30-Day Average + 1.85%), 11/25/43 (g)	450	452
Series 2024-A1-HQA1, REMIC, 4.88%, (SOFR 30-Day Average + 1.25%), 03/25/44 (g)	1,745	1,750
Series 2025-A1-DNA1, REMIC, 4.58%, (SOFR 30-Day Average + 0.95%), 01/25/45 (g)	237	237
Federal National Mortgage Association, Inc.
Series 2017-KA-90, REMIC, 3.00%, 11/25/47	895	844
Freddie Mac STACR REMIC Trust 2025-DNA4
Series 2025-A1-DNA4, REMIC, 4.53%, (SOFR 30-Day Average + 0.90%), 10/25/29 (g)	1,127	1,127
Series 2025-M1-DNA4, REMIC, 4.73%, (SOFR 30-Day Average + 1.10%), 10/25/29 (g)	440	441
Series 2026-M1-DNA1, REMIC, 4.63%, (SOFR 30-Day Average + 1.00%), 02/25/30 (g)	69	69
Series 2025-M1-DNA3, REMIC, 4.73%, (SOFR 30-Day Average + 1.10%), 09/25/45 (g)	663	663
		9,384
Sovereign 0.3%
Government of Saudi Arabia
5.13%, 01/13/28 (a)	1,270	1,276
Korea Housing Finance Corporation
4.63%, 02/24/28 (a)	2,500	2,509
		3,785
Commercial Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corporation
Series A1-K753, REMIC, 4.60%, 06/25/30	935	930
FREMF 2020-K737 Mortgage Trust
Series 2020-B-K737, REMIC, 3.43%, 11/25/26 (g)	900	894
		1,824
Total Government And Agency Obligations (cost $295,487)		293,464
SHORT TERM INVESTMENTS 3.9%
Commercial Paper 2.1%
HCA Inc.
4.31%, 07/08/26 (j)	2,455	2,453
Jabil Inc.
4.41%, 08/10/26 (j)	1,400	1,393
4.36%, 08/17/26 (j)	2,950	2,933
Keurig Dr Pepper Inc.
4.41%, 08/05/26 (j)	2,820	2,808
4.31%, 08/24/26 (j)	2,815	2,796
Southern California Edison Company
4.44%, 07/24/26 (j)	2,940	2,932
Stellantis Financial Services US Corp.
4.51%, 09/03/26 (j)	1,480	1,469
Videotron Ltee
4.39%, 07/16/26 (j)	4,415	4,407
		21,191
Investment Companies 1.7%
JNL Government Money Market Fund - Class I, 3.53% (k) (l)	3,722	3,722
T. Rowe Price Government Reserve Fund, 3.64% (k) (l)	14,067	14,067
		17,789
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 3.63% (k) (l)	1,159	1,159
Total Short Term Investments (cost $40,139)		40,139
Total Investments 101.4% (cost $1,050,363)		1,046,562
Other Derivative Instruments 0.0%		41
Other Assets and Liabilities, Net (1.4)%		(14,702)
Total Net Assets 100.0%		1,031,901

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $127,457 and 12.4% of the Fund.

(b) Convertible security.

(c) All or a portion of the security was on loan as of June 30, 2026.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) The coupon rate represents the yield to maturity.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/T. Rowe Price Short-Term Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	4,755	152,780	153,813	39	—	—	3,722	0.3
JNL Government Money Market Fund, 3.63% - Class SL	1,628	94,352	94,821	80	—	—	1,159	0.1
T. Rowe Price Government Reserve Fund, 3.64%	7,246	268,151	261,330	125	—	—	14,067	1.4
	13,629	515,283	509,964	244	—	—	18,948	1.8

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Advanced Info Service PLC., 4.26%, 03/04/31	02/24/26	1,280	1,250	0.1
Corporacion Nacional del Cobre de Chile, 3.63%, 08/01/27	01/22/25	414	416	—
Corporacion Nacional del Cobre de Chile, 3.00%, 09/30/29	02/12/25	2,386	2,426	0.2
DP World Crescent Limited, 4.85%, 09/26/28	11/12/25	2,708	2,655	0.3
EQUATE Petrochemical, 2.63%, 04/28/28	05/20/25	2,271	2,239	0.2
First Abu Dhabi Bank PJSC, 5.13%, 10/13/27	04/15/25	2,821	2,817	0.3
KT&G Corporation, 5.00%, 05/02/28	04/24/25	1,260	1,269	0.1
Saudi Arabian Mining Company, 5.25%, 02/13/30	09/24/25	633	619	0.1
Tengizchevroil Finance Company S.a r.l., 4.00%, 08/15/26	01/28/25	1,118	1,119	0.1
		14,891	14,810	1.4

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,388	October 2026	286,178	(163)	(66)

Short Contracts
United States 10 Year Note	(215)	September 2026	(23,435)	64	(192)
United States 10 Year Ultra Bond	(88)	September 2026	(9,770)	34	(127)
United States 5 Year Note	(338)	October 2026	(36,056)	74	(126)
United States Ultra Bond	(42)	September 2026	(4,738)	32	(140)
				204	(585)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	376,505	—	376,505
Non-U.S. Government Agency Asset-Backed Securities	—	336,454	—	336,454
Government And Agency Obligations	—	293,464	—	293,464
Short Term Investments	18,948	21,191	—	40,139
	18,948	1,027,614	—	1,046,562
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(651)	—	—	(651)
	(651)	—	—	(651)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 99.6%
Information Technology 19.3%
Advanced Micro Devices, Inc. (a)	15	8,824
Amphenol Corporation - Class A	150	26,465
Analog Devices, Inc.	117	46,481
Apple Inc.	802	231,943
Arista Networks, Inc. (a)	117	19,915
Cisco Systems, Inc.	588	69,008
Intel Corporation (a)	468	65,368
InterDigital, Inc.	35	9,966
International Business Machines Corporation	118	33,272
Keysight Technologies, Inc. (a)	295	103,239
Lam Research Corporation	50	21,695
Microsoft Corporation	403	150,326
Qualcomm Incorporated	130	23,986
Salesforce, Inc.	96	15,055
Texas Instruments Incorporated	65	19,233
		844,776
Financials 18.2%
Allstate Corporation, The	132	31,317
American Express Company	155	52,481
Apollo Global Management, Inc.	16	1,857
Bank of America Corporation	1,150	65,556
Berkshire Hathaway Inc. - Class B (a)	247	123,402
Capital One Financial Corporation	55	10,968
Charles Schwab Corporation, The	559	51,596
Chubb Limited	66	22,478
Citigroup Inc.	188	26,321
CME Group Inc. - Class A	20	4,417
Federal National Mortgage Association, Inc. (a)	624	4,065
Fifth Third Bancorp	783	44,120
Goldman Sachs Group, Inc., The	25	25,648
Huntington Bancshares Incorporated	820	14,535
Intercontinental Exchange, Inc.	387	47,645
JPMorgan Chase & Co.	453	148,343
Marsh & Mclennan Companies, Inc.	92	15,410
MetLife, Inc.	227	19,179
Morgan Stanley	278	58,210
Progressive Corporation, The	21	4,627
Travelers Companies, Inc., The	24	7,764
Visa Inc. - Class A	48	16,467
		796,406
Health Care 13.2%
Abbott Laboratories	653	59,294
AbbVie Inc.	45	11,441
AstraZeneca PLC	132	24,948
Bristol-Myers Squibb Company	482	27,759
Cencora, Inc.	155	43,889
CVS Health Corporation	404	41,845
Danaher Corporation	12	2,290
Gilead Sciences, Inc.	531	67,050
Johnson & Johnson	371	94,248
Quest Diagnostics Incorporated	88	18,588
Revvity, Inc.	256	28,535
Royalty Pharma PLC - Class A	403	22,616
Tenet Healthcare Corporation (a)	270	50,426
UnitedHealth Group Incorporated	208	86,344
		579,273
Industrials 12.7%
AMETEK, Inc.	304	73,626
CSX Corporation	983	46,731
Deere & Company	179	113,327
Emerson Electric Co.	156	22,297
Equifax Inc.	61	9,730
Ingersoll Rand Inc.	565	46,354
Norfolk Southern Corporation	69	21,804
Northrop Grumman Corporation	29	14,693
Otis Worldwide Corporation	275	19,719
Parker-Hannifin Corporation	39	38,153
Pentair Public Limited Company	302	23,174
Republic Services, Inc.	218	46,459
W.W. Grainger, Inc.	3	3,864
Westinghouse Air Brake Technologies Corporation	286	77,228
		557,159
Consumer Discretionary 10.2%
Amazon.com, Inc. (a)	1,010	240,817
AutoZone, Inc. (a)	15	48,029
Booking Holdings Inc.	154	27,392
Home Depot, Inc., The	92	32,469
Lowe`s Companies, Inc.	114	25,133
McDonald's Corporation	199	53,663
Tractor Supply Company	588	18,587
		446,090
Energy 7.7%
Cenovus Energy Inc.	736	18,250
Chevron Corporation	298	49,318
ConocoPhillips	677	70,420
Exxon Mobil Corporation	303	41,420
NOV Inc.	420	7,800
Range Resources Corporation	1,146	42,638
SLB Limited	1,131	52,572
TechnipFMC PLC	453	30,025
Valero Energy Corporation	86	22,298
		334,741
Consumer Staples 4.6%
Coca-Cola Company, The	120	9,728
Colgate-Palmolive Company	269	24,632
Dollar Tree, Inc. (a)	38	4,572
Mondelez International, Inc. - Class A	865	50,055
Philip Morris International Inc.	252	45,589
Procter & Gamble Company, The	464	67,990
		202,566
Materials 4.1%
Ball Corporation	486	30,356
Corteva, Inc.	75	6,377
International Paper Company	841	32,052
Linde Public Limited Company	131	67,820
Martin Marietta Materials, Inc.	38	21,857
Packaging Corporation of America	96	22,923
		181,385
Real Estate 3.6%
Equity Lifestyle Properties, Inc.	328	21,133
Essex Property Trust, Inc.	85	24,659
Public Storage Operating Company	139	44,358
VICI Properties Inc.	597	15,843
Welltower Inc.	217	49,234
		155,227
Utilities 3.2%
Ameren Corporation	371	41,939
Atmos Energy Corporation	13	2,155
Constellation Energy Group, Inc.	95	23,595
The Southern Company	705	67,466
XCEL Energy Inc.	56	4,463
		139,618
Communication Services 2.8%
Alphabet Inc. - Class C	28	10,065
Meta Platforms, Inc. - Class A	31	17,524
Netflix, Inc. (a)	280	19,971
T-Mobile US, Inc.	206	34,567
Walt Disney Company, The	433	41,724
		123,851
Total Common Stocks (cost $3,660,775)		4,361,092
SHORT TERM INVESTMENTS 0.0%
Investment Companies 0.0%
T. Rowe Price Government Reserve Fund, 3.64% (b) (c)	30	30
Total Short Term Investments (cost $30)		30
Total Investments 99.6% (cost $3,660,805)		4,361,122
Other Assets and Liabilities, Net 0.4%		16,346
Total Net Assets 100.0%		4,377,468

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

as of June 30, 2026.

JNL/T. Rowe Price Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	3,962	75,362	79,324	74	—	—	—	—
JNL Government Money Market Fund, 3.63% - Class SL	224	110,736	110,960	78	—	—	—	—
T. Rowe Price Government Reserve Fund, 3.64%	1,194	279,255	280,419	316	—	—	30	—
	5,380	465,353	470,703	468	—	—	30	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,361,092	—	—	4,361,092
Short Term Investments	30	—	—	30
	4,361,122	—	—	4,361,122

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 99.0%
United States of America 18.4%
AON Public Limited Company - Class A	78	25,799
Arch Capital Group Ltd. (a)	503	48,780
Ferguson Enterprises Inc.	176	41,653
Linde Public Limited Company	77	39,911
Medtronic, Inc.	453	35,424
Philip Morris International Inc.	455	82,257
Seagate Technology Holdings Public Limited Company	146	141,208
Waste Connections, Inc.	157	26,238
		441,270
United Kingdom 17.7%
3i Group PLC	1,140	37,643
AstraZeneca PLC	260	48,650
BAE Systems PLC	3,201	78,541
British American Tobacco P.L.C.	924	57,149
Lloyds Banking Group PLC	23,933	35,058
National Grid PLC	2,600	42,880
Rolls-Royce Holdings PLC	6,462	124,222
		424,143
Germany 9.2%
Deutsche Borse Aktiengesellschaft - Class N	116	31,563
Siemens Energy AG	982	187,303
		218,866
Taiwan 7.9%
Taiwan Semiconductor Manufacturing Company Limited - ADR	398	189,936
Netherlands 7.1%
Adyen N.V. (a) (b)	10	9,556
ASM International N.V.	41	46,665
ASML Holding N.V. - ADR	57	112,491
		168,712
South Korea 6.7%
Samsung Electronics Co., Ltd.	214	47,349
SK Hynix Inc.	63	113,532
		160,881
Canada 5.5%
Canadian Natural Resources Limited	886	35,048
Canadian Pacific Kansas City Limited	640	55,488
TC Energy Corporation (c)	628	41,621
		132,157
Switzerland 4.9%
Novartis AG - Class N	407	63,758
UBS Group AG	1,088	54,041
		117,799
France 4.8%
Safran	198	78,313
Societe Generale	402	35,583
		113,896
Singapore 4.0%
Sea Limited - Class A - ADR (a)	992	95,097
Japan 3.6%
Advantest Corporation	239	49,420
Mitsubishi Heavy Industries, Ltd.	1,065	24,285
Nintendo Co., Ltd.	300	12,613
		86,318
Sweden 2.2%
Spotify Technology S.A. (a)	115	52,697
Israel 2.0%
Teva Pharmaceutical Industries Ltd - ADR (a)	1,378	46,694
China 1.9%
Contemporary Amperex Technology Co., Limited - Class A	786	45,707
India 1.6%
ICICI Bank Limited - ADR	1,308	37,981
Brazil 1.5%
NU Holdings Ltd. - Class A (a)	2,706	36,153
Total Common Stocks (cost $1,591,078)		2,368,307
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	14,243	14,243
Total Short Term Investments (cost $14,243)		14,243
Total Investments 99.6% (cost $1,605,321)		2,382,550
Other Assets and Liabilities, Net 0.4%		9,984
Total Net Assets 100.0%		2,392,534

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2026.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/WCM Focused International Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	77,327	379,669	442,753	1,115	—	—	14,243	0.6
JNL Government Money Market Fund, 3.63% - Class SL	—	96,594	96,594	103	—	—	—	—
	77,327	476,263	539,347	1,218	—	—	14,243	0.6

JNL/WCM Focused International Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	02/14/23	12,310	9,556	0.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
United States of America	441,270	—	—	441,270
United Kingdom	—	424,143	—	424,143
Germany	—	218,866	—	218,866
Taiwan	189,936	—	—	189,936
Netherlands	112,491	56,221	—	168,712
South Korea	—	160,881	—	160,881
Canada	132,157	—	—	132,157
Switzerland	—	117,799	—	117,799
France	—	113,896	—	113,896
Singapore	95,097	—	—	95,097
Japan	—	86,318	—	86,318
Sweden	52,697	—	—	52,697
Israel	46,694	—	—	46,694
China	—	45,707	—	45,707
India	37,981	—	—	37,981
Brazil	36,153	—	—	36,153
Short Term Investments	14,243	—	—	14,243
	1,158,719	1,223,831	—	2,382,550

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 59.2%
Financials 23.8%
1RT Acquisition Corp. (a)	1	6
AA Mission Acquisition Corp. II - Class A (a)	8	78
Abony Acquisition Corp. I (a)	2	20
ACP Holdings Acquisition Corp. - Class A (a)	3	31
Activate Energy Acquisition Corp. - Class A (a)	10	96
AI Infrastructure Acquisition Corp. (a)	6	67
AI Infrastructure Acquisition Corp. - Class A (a)	4	43
Aldabra 4 Liquidity Opportunity Vehicle Inc. (a)	4	42
American Drive Acquisition Company (a)	3	26
AmperCap Acquisition Co (a)	2	21
Andretti Acquisition Corp. II - Class A (a)	9	96
Aperture AC - Class A (a)	4	37
APEX Tech Acquisition Inc. (a)	11	110
Apex Treasury Corporation (a)	2	25
Apex Treasury Corporation - Class A (a)	16	161
Archimedes Tech SPAC Partners III Co. (a)	2	16
Armada Acquisition Corp. II - Class A (a)	12	123
Avalanche Treasury Corporation - Class A (a)	1	—
Axiom Intelligence Acquisition Corp 1 - Class A (a)	8	78
Bain Capital GSS Investment Corp. (a)	4	42
Barclays PLC - Class A (a)	4	38
Berto Acquisition Corp. (a)	11	120
Bitcoin Infrastructure Acquisition Corp. Ltd (a)	4	36
Blue Water Acquisition Corp. III - Class A (a)	9	95
Blue Water Acquisition Corp. IV (a)	2	16
Blueport Acquisition Ltd. - Class A (a)	2	16
Bluerock Acquisition Corp. (a)	4	40
Breeze Acquisition Corp. II (a)	3	35
Brighthouse Financial, Inc. (a)	1	93
BTC Development Corp. (a)	1	8
Cal Redwood Acquisition Corp. - Class A (a)	16	167
Cambridge Acquisition Corp. (a)	3	32
Cantor Equity Partners V, Inc. - Class A (a)	3	33
Cantor Equity Partners VII Inc. - Class A (a)	2	24
Cartesian Growth Corp. IV (a)	3	35
Championsgate Acquisition Corporation - Class A (a)	1	10
Chenghe Acquisition III Co. - Class A (a)	4	45
CO2 Energy Transition Corp. (a)	36	385
Cohen Circle Acquisition Corp. II (a)	3	36
Collective Acquisition Corp. II (a)	9	88
Colombier Acquisition Corp. III (a)	1	14
Columbus Circle Capital Corp II (a)	2	25
Copley Acquisition Corp. (a)	4	40
Crane Harbor Acquisition Corp. II (a)	1	8
Crown Reserve Acquisition Corp. I (a)	4	41
Crown Reserve Acquisition Corp. I - Class A (a)	10	98
CSLM Digital Asset Acquisition Corp III Ltd. (a)	6	66
CSLM Digital Asset Acquisition Corp III Ltd. - Class A (a)	10	105
D. Boral Arc Acquisition I Corp. - Class A (a)	2	21
Daedalus Special Acquisition Corp. (a)	2	23
DigitalBridge Group, Inc. - Class A (b)	69	1,086
Drugs Made in America Acquisition II Corp. (a)	8	82
Drugs Made in America Acquisition II Corp. (a)	10	99
DT Cloud Star Acquisition Corporation (a)	7	84
Dune Acquisition Corporation II - Class A (a)	6	63
Dynamix Corporation III (a)	1	8
EGH Acquisition Corp. - Class A (a)	1	14
Emmis Acquisition Corp. - Class A (a)	3	29
EQV Ventures Acquisition Corp. II - Class A (a)	12	127
Eureka Acquisition Corp - Class A (a)	1	10
Fifth Era Acquisition Corp I - Class A (a)	3	31
FIGX Capital Acquisition Corp. (a)	1	14
FIGX Capital Acquisition Corp. - Class A (a)	2	21
Flagship Acquisition Corporation (a)	1	9
Forefront Technology Holdings Acquisition Corp. (a)	2	15
Future Money Acquisition Corp. (a)	4	38
Future Vision II Acquisition Corp. (a)	7	72
FutureCrest Acquisition Corp. (a)	—	2
Galata Acquisition Corp. II - Class A (a)	3	28
Gesher Acquisition Corp. II - Class A (a)	4	44
GigCapital8 Corp. - Class A (a)	21	215
GigCapital9 Corp. (a)	5	49
GigCapital9 Corp. - Class A (a)	6	56
Globa Terra Acquisition Corp - Class A (a)	22	229
Gores Holdings X, Inc. - Class A (a)	8	88
GSR IV Acquisition Corp. - Class A (a)	10	107
GSR V Acquisition Corp. (a)	5	54
Harvard Ave Acquisition Corp. - Class A (a)	10	98
HCM III Acquisition Corp. (a)	—	4
Highview Merger Corp. - Class A (a)	3	28
Idea Acquisition Corp. (a)	2	24
Illumination Acquisition Corp. I (a)	2	24
Indigo Acquisition Corp. (a)	4	41
Infinite Eagle Acquisition Corp. (a)	1	8
Inflection Point Acquisition Corp. V - Class A (a)	1	12
InterPrivate Investment Partners V Inc. (a)	4	39
Iron Dome Acquisition I Corp. (a)	3	31
Iron Horse Acquisitions Corp. II (a)	3	26
ITHAX Acquisition Corp III - Class A (a)	4	40
Jab Acquisition Corp. I (a)	2	24
Janus Henderson Group PLC	5	237
Jena Acquisition Corporation II - Class A (a)	15	154
K&F Growth Acquisition Corp. II - Class A (a)	3	37
K2 Capital Acquisition Corp. - Class A (a)	4	39
Kochav Defense Acquisition Corp. - Class A (a)	5	50
KRAKacquisition Corp. (a)	1	8
LaFayette Acquisition Corp. (a)	3	33
Lafayette Digital Acquisition Corp. I (a)	2	15
Lafayette Digital Acquisition Corp. I - Class A (a)	2	23
Lake Superior Acquisition Corp. - Class A (a)	7	74
Lakeshore Acquisition III Corp. (a)	3	34
Launchpad Cadenza Acquisition Corp. I - Class A (a)	6	57
Leapfrog Acquisition Corp (a)	2	20
Legato Merger Corp. IV (a)	2	24
LightWave Acquisition Corp. - Class A (a)	12	124
M Evo Global Acquisition Corp. II (a)	5	47
M3-Brigade Acquisition VI Corp. (a)	1	8
Maywood Acquisition Corp. 2 - Class A (a)	7	69
McKinley Acquisition Corporation (a)	2	17
McKinley Acquisition Corporation - Class A (a)	12	121
Meshflow Acquisition Corp (a)	6	56
Miluna Acquisition Corp - Class A (a)	7	73
Mountain Lake Acquisition Corp. II - Class A (a)	14	135
Mozayyx Acquisition Corp. (a)	3	32
Muzero Acquisition Corp. (a)	3	32
New Providence Acquisition Corp. III - Class A (a)	18	185
Newbury Street Acquisition Corporation - Class A (a)	13	142
NewHold Investment Corp IV (a)	1	8
NewHold Investment Corp. III - Class A (a)	4	41
NMP Acquisition Corp. - Class A (a)	8	83
Origin Investment Corp I (a)	4	41
OTG Acquisition Corp. I (a)	2	21
OTG Acquisition Corp. I - Class A (a)	3	30
Oxley Bridge Acquisition Ltd. - Class A (a)	17	174
Oyster Enterprises II Acquisition Corp - Class A (a)	11	113
Peace Acquisition Corp. (a)	2	20
Perimeter Acquisition Corp. I - Class A (a)	2	26
Pioneer Acquisition I Corp - Class A (a)	18	182
Pono Capital Four Inc. - Class A (a)	6	55
Praetorian Acquisition Corp. (a)	2	24
ProCap Acquisition Corp - Class A (a)	5	53
Proem Acquisition Corp. I (a)	2	19
Pyrophyte Acquisition Corp. II - Class A (a)	4	41
Quantum Leap Acquisition Corp. - Class A (a)	15	148
Quantumsphere Acquisition Corporation (a)	6	58
Quartzsea Acquisition Corporation (a)	12	124
Quasaredge Acquisition Corp. (a)	8	79
Republic Digital Acquisition Company - Class A (a)	13	136
Ribbon Acquisition Corp. - Class A (a)	1	16
Roman DBDR Acquisition Corp. II (a)	3	34
SC II Acquisition Corp. - Class A (a)	8	81
Siddhi Acquisition Corp. - Class A (a)	23	235

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Silver Pegasus Acquisition Corp. (a)	2	22
Silver Pegasus Acquisition Corp. - Class A (a)	6	58
SilverBox Corp IV - Class A (a)	5	50
SilverBox Corp V (a)	2	16
Sizzle Acquisition Corp. - Class A (a)	10	105
Social Commerce Partners Corp. (a)	2	21
Solarius Capital Acquisition Corp. - Class A (a)	10	106
Soren Acquisition Corp. (a)	3	32
Soulpower Acquisition Corp. - Class A (a)	9	92
Space Asset Acquisition Corp. (a)	1	11
Spacsphere Acquisition Corp - Class A (a)	8	80
Starlink AI Acquisition Corp. (a)	4	39
Starry Sea Acquisition Corp. (a)	6	62
Stellar V Capital Corp. - Class A (a)	4	38
Texas Ventures Acquisition III Corp (a)	1	8
Thayer Ventures Acquisition Corporation II - Class A (a)	9	91
Titan Acquisition Corp. - Class A (a)	6	60
Translational Development Acquisition Corp. (a)	2	17
Tribeca Strategic Acquisition Corp. (a)	4	40
Vendome Acquisition Corporation I - Class A (a)	8	85
Vernal Capital Acquisition Corp. (a)	2	24
Viking Acquisition Corp. I (a)	1	13
Webster Financial Corporation	1	113
Wen Acquisition Corp. - Class A (a)	11	112
West Enclave Merger Corp. (a)	4	40
Westin Acquisition Corp. - Class A (a)	4	37
White Pearl Acquisition Corp - Class A (a)	6	63
Wilco 63 Corp. (a)	4	39
Wintergreen Acquisition Corp. (a)	—	1
Wintergreen Acquisition Corp. (a)	4	42
XFLH Capital Corp. (a)	5	48
Yorkville Acquisition Corp. - Class A (a)	9	90
		11,327
Communication Services 11.3%
Comcast Corporation - Class A (c)	23	560
Electronic Arts Inc. (b)	4	786
Endeavor Group Holdings, Inc. - Class A (a) (d) (e)	110	3,017
Liberty Broadband Corporation - Series A (a)	1	45
Roku, Inc. - Class A (a) (c)	5	740
Warner Bros. Discovery, Inc. - Series A (a)	8	223
		5,371
Industrials 6.8%
Chart Industries, Inc. (a)	2	434
FedEx Corporation (c)	2	626
Fedex Freight Holding Company, Inc. (a)	1	151
L3Harris Technologies, Inc. (c)	1	426
Unifirst Corporation (b)	6	1,603
		3,240
Consumer Discretionary 4.5%
Aptiv PLC (a) (b) (c)	20	1,234
TopBuild Corp. (a) (c) (d)	2	875
		2,109
Health Care 4.0%
Apogee Therapeutics, Inc. (a)	2	237
Bio-Techne Corporation	1	52
Organon & Co.	36	483
Penumbra, Inc. (a) (b)	3	874
Select Medical Holdings Corporation	16	267
		1,913
Energy 3.8%
ARC Resources Ltd.	78	1,642
ARC Resources Ltd.	1	23
Valaris Limited (a)	2	133
		1,798
Materials 2.6%
Barrick Mining Corporation (b) (c)	32	1,168
Huntsman Corporation	6	62
		1,230
Utilities 1.3%
AES Corporation, The (c)	19	275
Boralex Inc. - Class A	11	276
TXNM Energy, Inc.	1	81
		632
Consumer Staples 0.6%
Kenvue Inc. (b)	16	297
Information Technology 0.5%
Qorvo, Inc. (a)	2	224
Total Common Stocks (cost $28,410)		28,141
CORPORATE BONDS AND NOTES 9.6%
Communication Services 3.5%
DISH Network Corporation
11.75%, 11/15/27 (f)	221	227
EchoStar Corporation
10.75%, 11/30/29	393	425
Getty Images, Inc.
14.00%, 03/01/28 (f)	629	528
11.25%, 02/21/30 (f)	600	491
		1,671
Industrials 2.7%
Mauser Packaging Solutions Holding Company
9.25%, 04/15/30 (f)	1,304	1,288
Health Care 2.0%
Organon & Co.
5.13%, 04/30/31 (f)	969	957
Financials 0.7%
MoneyGram International, Inc.
9.00%, 06/01/30 (f)	188	126
SBL Holdings, Inc.
6.50%, (100, 11/13/26) (f) (g)	227	204
		330
Information Technology 0.5%
Conduent Business Services, LLC
6.00%, 11/01/29 (f)	267	224
Materials 0.2%
Illuminate Buyer LLC
9.00%, 07/01/28 (f)	112	112
Total Corporate Bonds And Notes (cost $4,806)		4,582
INVESTMENT COMPANIES 2.8%
BlackRock MuniHoldings Fund Inc.	58	690
BlackRock MuniYield Quality Fund	15	171
BlackRock MuniYield Quality Fund III, Inc.	13	143
Eaton Vance Floating-Rate Income Trust	5	52
Franklin Universal Trust	34	275
Total Investment Companies (cost $1,311)		1,331
OTHER EQUITY INTERESTS 2.2%
Altaba Inc. (a) (h) (i)	839	1,032
Pershing Square Tontine Holdings, Ltd. (a) (h) (i)	16	—
Total Other Equity Interests (cost $1,124)		1,032
SENIOR FLOATING RATE INSTRUMENTS 1.9%
Communication Services 1.9%
Syniverse Holdings, Inc.
2022 Term Loan, 10.73%, (3 Month Term SOFR + 7.00%), 05/06/27 (j)	1,059	904
Total Senior Floating Rate Instruments (cost $1,050)		904
RIGHTS 0.8%
Akouos, Inc. (a) (h)	11	5
Apellis Pharmaceuticals, Inc. (a) (h)	10	—
Aperture AC (a)	4	1
BEST SPAC I Acquisition Corp. (a)	1	—
Breeze Acquisition Corp. II (a)	3	1
Bristol-Myers Squibb Company (a) (h)	92	92
Cal Redwood Acquisition Corp. (a)	2	1
Championsgate Acquisition Corporation (a)	1	—
Emmis Acquisition Corp. (a)	3	—
GSR IV Acquisition Corp. (a)	1	3
Harvard Ave Acquisition Corp. (a)	10	1
Hologic, Inc. (a) (h)	9	—
Inhibrx, Inc. (a) (h)	4	3
Jena Acquisition Corporation II (a)	7	1
K&F Growth Acquisition Corp. II (a)	4	1
Lake Superior Acquisition Corp. (a)	1	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Lakeshore Acquisition III Corp. (a)	7	1
Oyster Enterprises II Acquisition Corp (a)	4	—
Pan American Silver Corp. (a)	446	246
Pershing Square SPARC Holdings, Ltd. (a) (h)	4	1
Quantumsphere Acquisition Corporation (a)	2	—
Sizzle Acquisition Corp. (a)	1	—
Soulpower Acquisition Corp. (a)	5	1
Spacsphere Acquisition Corp (a)	8	1
Thayer Ventures Acquisition Corporation II (a)	5	1
Treehouse Foods, Inc. (a) (h)	11	19
UY Scuti Acquisition Corp. (a)	2	—
White Pearl Acquisition Corp (a)	2	1
Total Rights (cost $627)		381
PREFERRED STOCKS 0.7%
Financials 0.7%
Federal Home Loan Mortgage Corporation (a) (g)	21	213
Federal National Mortgage Association, Inc. (a) (f) (g)	12	101
Federal National Mortgage Association, Inc., 8.25% (a) (g)	2	20
Total Preferred Stocks (cost $477)		334
WARRANTS 0.0%
AA Mission Acquisition Corp. II (a)	4	1
Activate Energy Acquisition Corp. (a)	3	1
Alchemy Investments Acquisition Corp 1 (a)	6	1
Aldel Financial II Inc. (a)	3	1
Altenergy Acquisition Corp. (a)	2	—
Armada Acquisition Corp. II (a)	1	1
Berto Acquisition Corp. (a)	1	—
Blue Water Acquisition Corp. III (a)	3	1
Cartesian Growth Corporation II (a)	2	—
Chenghe Acquisition III Co. (a)	2	—
Dune Acquisition Corporation II (a)	4	2
EQV Ventures Acquisition Corp. (a)	4	2
Galata Acquisition Corp. II (a)	1	—
Gesher Acquisition Corp. II (a)	2	1
Goal Acquisitions Corp. (a) (h)	119	—
Gores Holdings X, Inc. (a)	2	2
iLearningEngines, Inc. (a) (h)	16	—
ITHAX Acquisition Corp III (a)	2	—
Jaws Mustang Acquisition Corp. (a)	8	—
LaFayette Acquisition Corp. (a)	3	—
Launchpad Cadenza Acquisition Corp. I (a)	2	1
LightWave Acquisition Corp. (a)	4	1
Mountain Lake Acquisition Corp. II (a)	5	1
New Providence Acquisition Corp. III (a)	6	2
Newbury Street Acquisition Corporation (a)	4	1
NewHold Investment Corp. III (a)	—	1
Oxley Bridge Acquisition Ltd. (a)	2	—
Perimeter Acquisition Corp. I (a)	1	1
Pioneer Acquisition I Corp (a)	6	1
ProCap Acquisition Corp (a)	—	—
Quantum Leap Acquisition Corp. (a)	15	2
Republic Digital Acquisition Company (a)	1	—
Roman DBDR Acquisition Corp. II (a)	3	1
Spacsphere Acquisition Corp (a)	4	—
Stellar V Capital Corp. (a)	2	1
Teamshares Inc. (a)	1	2
Tevogen Bio Holdings Inc. (a)	3	—
Titan Acquisition Corp. (a)	1	—
Veraxa Biotech AG (a)	4	—
Wen Acquisition Corp. (a)	3	1
Total Warrants (cost $100)		29
SHORT TERM INVESTMENTS 15.1%
Investment Companies 15.1%
JNL Government Money Market Fund - Class I, 3.53% (k) (l)	7,184	7,184
Total Short Term Investments (cost $7,184)		7,184
Total Investments 92.3% (cost $45,089)		43,918
Total Securities Sold Short (2.5)% (proceeds $1,256)		(1,196)
Total Purchased Options 0.4% (cost $181)		210
Other Derivative Instruments (1.4)%		(672)
Other Assets and Liabilities, Net 11.2%		5,297
Total Net Assets 100.0%		47,557

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Shares subject to merger appraisal rights.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $4,258 and 9.0% of the Fund.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(i) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (2.5%)
COMMON STOCKS (2.5%)
Energy (1.5%)
Shell PLC - Class A-ADR	(9)	(696)
Transocean Ltd. (a)	—	(1)
		(697)
Information Technology (0.4%)
LiveRamp Holdings, Inc.	(4)	(143)
Skyworks Solutions, Inc.	(1)	(54)
		(197)
Communication Services (0.3%)
Former Charter Communications Parent, Inc. - Class A	—	(3)
Fox Corporation - Class A	(3)	(151)
		(154)
Materials (0.1%)
Olin Corporation	(3)	(63)
Industrials (0.1%)
Cintas Corporation	—	(47)
Financials (0.1%)
Banco Santander, S.A. - ADR	(3)	(36)
Health Care (0.0%)
Boston Scientific Corporation	—	(2)
Total Common Stocks (proceeds $1,256)		(1,196)
Total Securities Sold Short (2.5%) (proceeds $1,256)		(1,196)

(a) Security is restricted to resale to institutional investors or subject to trading

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

JNL/Westchester Capital Event Driven Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	2,227	34,551	29,594	55	—	—	7,184	15.1

JNL/Westchester Capital Event Driven Fund — Restricted Securities
	Initial Acquisition	Cost/ (Proceeds) ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	06/29/26	(1)	(1)	—

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Aptiv PLC	Put	50.00	08/21/26	201	1,005	18
Barrick Mining Corporation	Put	37.00	07/17/26	52	192	8
Barrick Mining Corporation	Put	38.00	07/17/26	52	198	11
Barrick Mining Corporation	Put	35.00	09/18/26	119	417	25
Barrick Mining Corporation	Put	32.00	09/18/26	39	125	4
Comcast Corporation	Put	20.00	08/21/26	228	456	5
FedEx Corporation	Put	320.00	07/17/26	20	640	1
Honeywell International Inc.	Put	200.00	09/18/26	80	1,600	45
L3Harris Technologies, Inc.	Put	290.00	07/17/26	28	812	20
Qxo, Inc.	Call	22.00	07/17/26	404	889	2
TopBuild Corp.	Put	400.00	07/17/26	12	480	53
TopBuild Corp.	Put	350.00	07/17/26	8	280	13
						205

JNL/Westchester Capital Event Driven Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Options on Securities
Siemens Aktiengesellschaft	GSC	Put	EUR	220.00	09/18/26	27	EUR	594	5

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
AES Corporation, The	Call	15.00	08/21/26	6	9	—
Aptiv PLC	Call	55.00	08/21/26	201	1,106	(178)
Barrick Mining Corporation	Call	42.00	07/17/26	52	218	(1)
Barrick Mining Corporation	Call	43.00	07/17/26	52	224	—
Barrick Mining Corporation	Call	39.00	09/18/26	61	238	(13)
Barrick Mining Corporation	Call	37.00	09/18/26	39	144	(12)
Barrick Mining Corporation	Call	40.00	09/18/26	58	232	(11)
Caesars Entertainment, Inc.	Call	30.00	07/17/26	113	339	(11)
Caesars Entertainment, Inc.	Call	30.00	09/18/26	128	384	(15)
Comcast Corporation	Call	24.00	08/21/26	228	547	(39)
FedEx Corporation	Call	350.00	07/17/26	20	700	(81)
Honeywell International Inc.	Call	230.00	09/18/26	80	1,840	(74)
L3Harris Technologies, Inc.	Call	320.00	07/17/26	28	896	(1)
Roku, Inc.	Call	140.00	09/18/26	10	140	(5)
Roku, Inc.	Call	135.00	09/18/26	10	135	(8)
TopBuild Corp.	Call	440.00	07/17/26	20	880	—
						(449)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/Westchester Capital Event Driven Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Options on Securities
Siemens Aktiengesellschaft	GSC	Call	EUR	260.00	09/18/26	27	EUR	702	(94)

JNL/Westchester Capital Event Driven Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	GSC	11/18/26	GBP	37	49	—
USD/CAD	JPM	08/28/26	CAD	(395)	(278)	7
USD/CAD	JPM	10/07/26	CAD	(651)	(461)	12
USD/CAD	GSC	10/15/26	CAD	(7)	(6)	—
USD/EUR	GSC	09/15/26	EUR	(246)	(282)	5
USD/EUR	JPM	09/15/26	EUR	(16)	(18)	—
USD/EUR	GSC	09/23/26	EUR	(104)	(119)	(1)
USD/EUR	GSC	09/23/26	EUR	(598)	(686)	3
USD/EUR	GSC	11/18/26	EUR	(114)	(131)	3
USD/GBP	GSC	08/12/26	GBP	(659)	(875)	20
USD/GBP	JPM	08/17/26	GBP	(75)	(100)	2
USD/GBP	GSC	11/18/26	GBP	(584)	(775)	16
USD/GBP	GSC	12/15/26	GBP	(1,008)	(1,336)	18
USD/GBP	JPM	08/17/27	GBP	(2)	(3)	—
					(5,021)	85

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
Equity
ABIOMED, Inc.‡ (MT)	OBFR +0.00% (M)	BOA	01/03/27 ††	—	—	2
Bristol-Myers Squibb Company‡ (MT)	1M LIBOR +0.00% (Q)	BOA	12/27/26 ††	—	—	39
Beazley Ireland Holdings PLC (MT)	OBFR +0.85% (Q)	GSC	01/26/27 ††	824	—	21
Caesars Entertainment, Inc. (MT)	OBFR +0.61% (Q)	GSC	05/06/27 ††	659	—	65
Chart Industries, Inc. (MT)	OBFR +0.61% (Q)	GSC	08/11/26 ††	1,309	—	66
Electronic Arts Inc. (MT)	OBFR +0.61% (Q)	GSC	01/30/27 ††	474	—	2
Honeywell Aerospace Inc. (MT)	OBFR +0.61% (M)	GSC	06/30/27 ††	—	—	888
Honeywell International Inc. (MT)	OBFR +0.61% (M)	GSC	06/30/27 ††	1,820	—	(921)
Intertek Group PLC (MT)	OBFR +0.61% (Q)	GSC	05/01/27 ††	1,270	—	28
Kraft Heinz Company, The (MT)	OBFR +0.61% (Q)	GSC	09/12/26 ††	197	—	(19)
L3Harris Technologies, Inc. (MT)	OBFR +0.61% (Q)	GSC	01/21/27 ††	481	—	(71)
Norfolk Southern Corporation (MT)	OBFR +0.61% (Q)	GSC	05/29/27 ††	99	—	1
Qorvo, Inc. (MT)	OBFR +0.61% (Q)	GSC	04/22/27 ††	636	—	77
Schroders PLC (MT)	OBFR +1.00% (Q)	GSC	02/17/27 ††	706	—	(11)
SECURE Waste Infrastructure Corp. (MT)	OBFR +0.55% (Q)	GSC	04/15/27 ††	27	—	(2)
Siemens Aktiengesellschaft (MT)	OBFR +0.55% (Q)	GSC	05/12/27 ††	837	—	30
Telecom Italia S.p.A. (MT)	OBFR +0.61% (M)	GSC	06/15/27 ††	534	—	89
Two Harbors Investment Corp. (MT)	OBFR +0.61% (Q)	GSC	01/20/27 ††	38	—	—
Vivendi SE (MT)	OBFR +0.61% (Q)	GSC	06/23/27 ††	541	—	(155)
Warner Bros. Discovery, Inc. (MT)	OBFR +0.61% (Q)	GSC	01/22/27 ††	4,028	—	(178)
Webster Financial Corporation (MT)	OBFR +0.61% (Q)	GSC	02/12/27 ††	2,773	—	156
Chart Industries, Inc. (MT)	OBFR +0.38% (Q)	JPM	09/17/26 ††	530	—	24
Electronic Arts Inc. (MT)	OBFR +0.38% (Q)	JPM	11/11/26 ††	2,053	—	35
Norfolk Southern Corporation (MT)	OBFR +0.38% (Q)	JPM	05/06/27 ††	3,129	—	24
Tate & Lyle Public Limited Company (MT)	OBFR +0.75% (Q)	JPM	06/10/27 ††	98	—	—
Two Harbors Investment Corp. (MT)	OBFR +0.38% (Q)	JPM	05/22/27 ††	54	—	—
Vivendi SE (MT)	OBFR +0.55% (Q)	JPM	12/30/26 ††	13	—	—
Webster Financial Corporation (MT)	OBFR +0.38% (Q)	JPM	02/24/27 ††	236	—	12
					—	202
Total return swap agreements - paying return
Equity
Banco Santander, S.A. (MT)	OBFR -0.35% (Q)	GSC	02/12/27 ††	(821)	—	(131)
Boston Scientific Corporation (MT)	OBFR -0.35% (Q)	GSC	03/12/27 ††	(181)	—	62
Cintas Corporation (MT)	OBFR -0.35% (Q)	GSC	03/12/27 ††	(849)	—	99
Former Charter Communications Parent, Inc. (MT)	OBFR -0.35% (Q)	GSC	01/29/27 ††	(72)	—	30
GFL Environmental Inc. (MT)	OBFR -0.35% (Q)	GSC	04/15/27 ††	(21)	—	2
Kimberly-Clark Corporation (MT)	OBFR -0.35% (Q)	GSC	03/26/27 ††	(227)	—	(25)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Poste Italiane - Societa' Per Azioni (MT)	OBFR -0.27% (Q)	GSC	04/20/27 ††	(392)	—	(96)
Shell PLC (MT)	OBFR -0.35% (Q)	GSC	05/13/27 ††	(603)	—	58
Skyworks Solutions, Inc. (MT)	OBFR -0.35% (Q)	GSC	02/18/27 ††	(495)	—	(41)
Transocean Ltd. (MT)	OBFR -0.35% (M)	GSC	03/12/27 ††	(168)	—	33
Union Pacific Corporation (MT)	OBFR -0.35% (Q)	GSC	12/01/26 ††	(1,591)	—	(250)
Universal Music Group N.V. (MT)	OBFR -0.27% (Q)	GSC	08/01/26 ††	(288)	—	67
Banco Santander, S.A. (MT)	OBFR -0.50% (Q)	JPM	02/24/27 ††	(207)	—	(26)
Pan American Silver Corp. (MT)	OBFR -0.25% (Q)	JPM	10/29/26 ††	(212)	—	(61)
Skyworks Solutions, Inc. (MT)	OBFR -0.50% (Q)	JPM	02/26/27 ††	(56)	—	(8)
Union Pacific Corporation (MT)	OBFR -0.25% (Q)	JPM	08/25/26 ††	(858)	—	(129)
					—	(416)

‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Financial Statements.

††For this swap agreement, the expiration date represents the termination date, which is generally 13 months from the effective date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	24,249	3,892	—	28,141
Corporate Bonds And Notes	—	4,582	—	4,582
Investment Companies	1,331	—	—	1,331
Other Equity Interests	—	—	1,032	1,032
Senior Floating Rate Instruments	—	904	—	904
Rights	261	—	120	381
Preferred Stocks	334	—	—	334
Warrants	29	—	—	29
Short Term Investments	7,184	—	—	7,184
	33,388	9,378	1,152	43,918
Liabilities - Securities
Common Stocks	(1,196)	—	—	(1,196)
	(1,196)	—	—	(1,196)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	205	—	—	205
OTC Purchased Options	—	5	—	5
Open Forward Foreign Currency Contracts	—	86	—	86
OTC Total Return Swap Agreements	—	1,869	41	1,910
	205	1,960	41	2,206
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(449)	—	—	(449)
OTC Written Options	—	(94)	—	(94)
Open Forward Foreign Currency Contracts	—	(1)	—	(1)
OTC Total Return Swap Agreements	—	(2,124)	—	(2,124)
	(449)	(2,219)	—	(2,668)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 66.7%
Information Technology 24.9%
Advanced Micro Devices, Inc. (a)	205	118,917
Amphenol Corporation - Class A	433	76,429
Apple Inc.	1,278	369,934
Applied Materials, Inc.	34	24,763
ASML Holding N.V. - ADR	23	44,798
Broadcom Inc.	545	205,843
Cadence Design Systems, Inc. (a)	148	55,587
Corning Incorporated	272	69,536
Flex Ltd. (a)	153	24,856
Infineon Technologies AG - Class N	282	26,427
Intel Corporation (a)	824	115,021
International Business Machines Corporation	217	60,969
Jabil Inc.	136	52,554
Micron Technology, Inc.	106	121,868
Microsoft Corporation	772	287,825
NVIDIA Corporation	2,104	420,917
SanDisk LLC (a)	7	15,534
Seagate Technology Holdings Public Limited Company	55	52,758
Snowflake Inc. - Class A (a)	178	45,214
Taiwan Semiconductor Manufacturing Company Limited - ADR	118	56,534
Texas Instruments Incorporated	248	74,070
Via Transportation, Inc. - Class A (a) (b)	135	2,454
		2,322,808
Financials 7.6%
American International Group, Inc.	569	42,399
Berkshire Hathaway Inc. - Class B (a)	135	67,696
BlackRock, Inc.	122	117,077
Fifth Third Bancorp	756	42,620
Goldman Sachs Group, Inc., The	70	71,189
JPMorgan Chase & Co.	61	20,108
MasterCard Incorporated - Class A	184	94,677
Morgan Stanley	91	19,041
Nasdaq, Inc.	724	57,046
The Bank Of New York Mellon Corporation	248	35,903
UBS Group AG	1,994	99,002
Wells Fargo & Company	532	43,927
		710,685
Consumer Discretionary 6.6%
Amazon.com, Inc. (a)	1,079	257,287
Darden Restaurants, Inc.	208	42,762
Home Depot, Inc., The	182	64,337
Marriott International, Inc. - Class A	162	60,017
Ross Stores, Inc.	187	39,788
Tesla Inc. (a)	170	71,421
TJX Companies, Inc., The	216	32,663
Yum! Brands, Inc.	289	46,262
		614,537
Communication Services 6.4%
Alphabet Inc. - Class A	1,251	447,191
Meta Platforms, Inc. - Class A	78	43,681
Netflix, Inc. (a)	443	31,644
Space Exploration Technologies Corp. - Class A (a) (b)	157	26,869
Walt Disney Company, The	533	51,308
		600,693
Health Care 5.8%
AstraZeneca PLC	142	26,547
Cardinal Health, Inc.	170	40,429
Centene Corporation (a)	330	21,200
CVS Health Corporation	442	45,749
Elevance Health, Inc.	114	44,112
Eli Lilly and Company	64	76,650
GSK PLC - ADR (b)	704	36,894
HCA Healthcare, Inc.	97	37,655
Merck & Co., Inc.	721	92,665
Mettler-Toledo International Inc. (a)	17	22,308
Stryker Corporation	166	52,306
UnitedHealth Group Incorporated	117	48,561
		545,076
Industrials 5.7%
Deere & Company	102	64,890
Eaton Corporation Public Limited Company	180	76,717
General Electric Company	232	86,602
Honeywell Aerospace Inc. (a)	127	28,060
Honeywell International Inc. (a)	127	28,418
Johnson Controls International Public Limited Company	404	59,037
Northrop Grumman Corporation	101	51,402
PACCAR Inc.	308	37,006
Uber Technologies, Inc. (a)	492	35,509
W.W. Grainger, Inc.	44	60,516
		528,157
Consumer Staples 2.7%
Archer-Daniels-Midland Company	201	15,387
British American Tobacco P.L.C.	742	45,883
Coca-Cola Company, The	859	69,786
Philip Morris International Inc.	315	56,997
US Foods Holding Corp. (a)	626	64,004
		252,057
Energy 2.1%
Cheniere Energy, Inc.	90	21,621
Devon Energy Corporation	1,906	78,743
Marathon Petroleum Corporation	64	16,479
Targa Resources Corp.	298	79,804
		196,647
Materials 1.8%
Anglo American PLC	847	41,603
Corteva, Inc.	450	38,083
Freeport-McMoRan Inc.	373	23,461
Linde Public Limited Company	76	39,493
Sherwin-Williams Company, The	82	28,219
		170,859
Real Estate 1.7%
Simon Property Group, Inc.	370	82,842
Welltower Inc.	277	62,865
Weyerhaeuser Company	387	9,255
		154,962
Utilities 1.4%
Dominion Energy, Inc.	874	59,695
Sempra	771	71,464
		131,159
Total Common Stocks (cost $4,760,693)		6,227,640
GOVERNMENT AND AGENCY OBLIGATIONS 25.6%
U.S. Treasury Note 12.8%
Treasury, United States Department of
3.75%, 08/15/27 - 11/30/32	144,761	143,213
3.63%, 08/31/27 - 09/30/31	137,601	135,358
3.50%, 10/31/27 - 02/28/31	182,441	179,261
3.38%, 11/30/27 - 12/31/27	43,105	42,619
4.25%, 01/15/28 - 08/15/35	113,170	112,916
3.38%, 02/29/28 (b)	38,847	38,363
4.00%, 02/29/28 - 11/15/35	115,401	113,967
3.88%, 03/31/28 - 12/31/32	147,023	145,516
1.25%, 06/30/28	1,670	1,577
4.13%, 06/30/28 - 05/31/32	101,688	101,423
2.88%, 08/15/28	625	609
4.50%, 05/31/29	10,436	10,531
4.38%, 12/31/29 - 05/15/36	21,245	21,137
3.88%, 04/30/31 (b)	100,241	98,816
4.63%, 04/30/31 - 02/15/35	23,986	24,376
4.13%, 02/15/36 (c)	23,518	22,951
		1,192,633
Mortgage-Backed Securities 7.4%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26 - 07/01/49	1,095	1,050
7.00%, 11/01/30	5	5
2.50%, 12/01/31 - 10/01/51	46,894	40,271
4.50%, 01/01/38 - 08/01/52	4,622	4,542

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
6.00%, 12/01/39	196	203
5.50%, 06/01/40 - 09/01/53	40,589	41,100
3.00%, 11/01/46 - 12/01/46	8,514	7,628
2.00%, 02/01/51 - 04/01/52	58,630	47,467
5.00%, 08/01/52 - 11/01/53	21,063	20,886
3.50%, 09/01/52	3,870	3,533
6.50%, 11/01/53	8,775	9,080
Federal National Mortgage Association, Inc.
4.00%, 09/01/26 - 10/01/52	13,150	12,430
4.50%, 01/01/27 - 11/01/52	19,935	19,574
3.00%, 05/01/27 - 05/01/52	30,147	26,831
7.50%, 09/01/29	1	1
4.60%, 04/01/30	15,263	15,336
2.50%, 05/01/30 - 07/01/52	49,730	42,447
4.47%, 05/01/30	12,759	12,780
4.22%, 08/01/30 - 09/01/30	26,226	26,006
4.34%, 08/01/30	12,538	12,489
4.24%, 09/01/30	14,759	14,644
4.20%, 10/01/30	14,655	14,517
4.83%, 10/01/30	14,900	15,106
7.00%, 10/01/33	7	7
5.50%, 03/01/38 - 08/01/53	20,657	21,007
6.50%, 10/01/38 - 10/01/39	32	34
5.00%, 07/01/40 - 04/01/55	8,974	8,900
2.00%, 04/01/41 - 09/01/51	54,640	45,078
TBA, 4.00%, 07/15/41 (d)	20,177	19,600
1.50%, 11/01/41	6,225	5,214
3.50%, 08/01/43 - 05/01/52	12,114	11,152
6.00%, 09/01/53 - 12/01/54	28,378	29,098
TBA, 5.50%, 07/15/56 - 08/15/56 (d)	15,785	15,830
Government National Mortgage Association
6.00%, 01/15/33 - 04/15/40	1,034	1,066
7.00%, 01/15/33 - 05/15/33	1	1
5.50%, 05/20/33	5	5
5.00%, 06/20/33 - 06/15/39	597	601
4.50%, 06/15/40 - 05/15/42	162	159
4.00%, 01/15/41 - 12/20/44	277	265
2.00%, 12/20/50 - 02/20/51	29,843	24,490
TBA, 3.00%, 07/15/56 (d)	7,982	7,082
TBA, 5.50%, 07/15/56 (d)	10,704	10,756
Government National Mortgage Association II
2.50%, 03/20/51 - 12/20/52	54,143	46,293
3.00%, 07/20/51 - 03/20/52	13,097	11,636
3.50%, 01/20/52 - 03/20/52	25,679	23,440
4.00%, 04/20/52 - 08/20/52	19,523	18,388
4.50%, 06/20/52	5,540	5,355
		693,383
U.S. Treasury Bond 4.4%
Treasury, United States Department of
1.75%, 08/15/41	2,495	1,672
3.25%, 05/15/42	1,826	1,504
3.38%, 08/15/42	18,040	15,057
4.00%, 11/15/42 - 11/15/52	29,387	25,728
3.88%, 02/15/43 - 05/15/43	23,408	20,728
4.38%, 08/15/43	12,287	11,559
4.75%, 11/15/43 - 02/15/56	90,922	88,547
4.50%, 02/15/44 - 11/15/54	15,200	14,245
4.63%, 05/15/44 - 11/15/55	96,443	92,351
2.50%, 02/15/45 - 05/15/46	37,391	25,827
5.00%, 05/15/45 - 05/15/56	27,184	27,437
2.88%, 08/15/45 - 05/15/52	29,354	20,849
4.88%, 08/15/45	6,080	6,034
3.00%, 05/15/47	5,470	4,061
2.75%, 08/15/47 - 11/15/47	21,494	15,168
2.38%, 05/15/51	9,921	6,205
3.63%, 02/15/53 - 05/15/53	28,786	23,011
4.13%, 08/15/53	7,940	6,934
4.25%, 02/15/54	6,464	5,766
		412,683
Municipal 0.4%
Chicago Transit Authority
6.90%, 12/01/40	593	653
City of Philadelphia
6.55%, 10/15/28	5,225	5,447
Dallas-Fort Worth International Airport Facility Improvement Corporation
4.09%, 11/01/51	300	249
Golden State Tobacco Securitization Corporation
3.00%, 06/01/46	505	461
Grand Parkway Transportation Corporation
5.18%, 10/01/42	220	221
Illinois Municipal Electric Agency
6.83%, 02/01/35	1,070	1,124
Metropolitan Transportation Authority
6.81%, 11/15/40	1,835	2,020
5.18%, 11/15/49	100	92
Municipal Electric Authority of Georgia
6.64%, 04/01/57	4,709	5,028
Oregon School Boards Association
4.76%, 06/30/28	108	108
State of Illinois
5.10%, 06/01/33	21,868	22,092
Texas Natural Gas Securitization Finance Corporation
5.17%, 04/01/41	1,250	1,260
		38,755
Collateralized Mortgage Obligations 0.2%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1M2-R01, REMIC, 5.18%, (SOFR 30-Day Average + 1.55%), 10/25/41 (e)	525	526
Federal Home Loan Mortgage Corporation
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	1,130	1,080
Series JM-4165, REMIC, 3.50%, 09/15/41	213	211
Series AH-4143, REMIC, 1.75%, 09/15/42	1,915	1,811
Series DJ-4322, REMIC, 3.00%, 05/15/43	161	159
Series 2021-MTU-1, REMIC, 2.50%, 09/25/60	9,410	7,729
Federal National Mortgage Association, Inc.
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	398	392
Series 2020-HC-27, REMIC, 1.50%, 10/25/49	3,374	2,691
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	1	1
Series 2021-KA-215, REMIC, 2.50%, 10/20/49	8,680	7,743
		22,343
Commercial Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corporation
Series A2-K758, REMIC, 4.68%, 10/25/31 (e)	4,300	4,329
Series A2-K142, REMIC, 2.40%, 03/25/32	8,300	7,436
Series A2-K157, REMIC, 3.99%, 05/25/33 (e)	4,775	4,682
		16,447
U.S. Treasury Inflation Indexed Securities 0.2%
Treasury, United States Department of
1.25%, 04/15/31 (f)	15,979	15,484
Total Government And Agency Obligations (cost $2,462,377)		2,391,728
CORPORATE BONDS AND NOTES 6.1%
Financials 1.7%
American National Global Funding
5.00%, 06/22/29 (g)	2,520	2,512
Athene Global Funding
5.38%, 01/07/30 (g)	15,711	15,766
Bank of Montreal
4.88%, 06/02/32 (b)	4,970	4,968
Commonwealth Bank of Australia
5.07%, 09/14/28 (g)	13,220	13,421
Equitable Financial Life Global Funding
3.95%, 09/15/27 (g)	2,225	2,205
Fortitude Global Funding
4.63%, 10/06/28 (g)	5,565	5,504
Goldman Sachs Group, Inc., The
4.15%, 01/21/29	11,046	10,950
4.52%, 01/21/32	18,239	17,892
5.07%, 01/21/37	8,169	7,981
Intesa Sanpaolo SPA
5.00%, 06/29/30 (g)	4,310	4,316
5.20%, 06/29/32 (g)	2,960	2,965
JPMorgan Chase & Co.
5.14%, 01/24/31	5,180	5,239
5.10%, 04/22/31	7,381	7,466

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
4.91%, 07/25/33	13,380	13,367
5.57%, 04/22/36	20,317	20,879
Liberty Mutual Insurance Company
7.88%, 10/15/26 (g)	475	479
Morgan Stanley
5.07%, 01/30/37	2,000	1,957
Morgan Stanley Bank, N.A.
4.79%, 05/10/30	1,375	1,375
Sammons Financial Group, Inc.
4.95%, 06/12/30 (g)	18,890	18,804
5.10%, 06/22/31 (g)	775	772
		158,818
Utilities 1.3%
AEP Texas Inc.
5.20%, 04/15/36	14,375	14,176
5.85%, 10/15/55	3,557	3,486
CenterPoint Energy Houston Electric, LLC
4.85%, 04/01/36	7,678	7,518
CHPE LLC
5.10%, 06/30/33 (g)	4,690	4,676
5.35%, 06/30/36 (g)	7,168	7,148
Duke Energy Corporation
4.95%, 09/15/35	1,890	1,849
5.15%, 06/15/36	9,620	9,631
5.70%, 09/15/55	1,200	1,153
Duke Energy Florida, LLC
4.20%, 12/01/30	1,880	1,846
4.85%, 12/01/35	2,380	2,331
Duke Energy Indiana, LLC
4.95%, 03/15/36	510	502
Georgia Power Company
4.75%, 09/01/40	1,085	1,018
Metropolitan Edison Company
5.20%, 04/01/28 (g)	390	394
Ohio Edison Company
4.95%, 12/15/29 (g)	885	891
Pacific Gas and Electric Company
5.20%, 05/01/36	350	340
4.75%, 02/15/44	2,565	2,174
4.95%, 07/01/50	18,910	15,771
6.00%, 05/01/56	410	392
Public Service Company of Colorado
4.15%, 03/13/29	4,990	4,941
Public Service Company of Oklahoma
5.45%, 01/15/36	7,605	7,673
Sempra
4.13%, 04/01/52	6,298	6,239
Southern California Edison Company
4.00%, 04/01/47	6,103	4,545
Southern Company Gas Capital Corporation
5.10%, 09/15/35	2,505	2,483
Southwestern Electric Power Company
5.20%, 04/01/36	2,460	2,427
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/34 (g)	6,069	5,963
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (g)	9,400	9,202
XCEL Energy Inc.
5.30%, 08/15/36	6,745	6,722
		125,491
Consumer Staples 1.1%
B.A.T Capital Corporation
5.35%, 08/15/32	1,705	1,745
5.63%, 08/15/35 (b)	12,876	13,266
7.08%, 08/02/43	790	880
4.54%, 08/15/47	866	714
ERAC USA Finance LLC
4.70%, 04/30/31 (g)	2,580	2,571
5.25%, 04/30/36 (g)	7,135	7,115
Imperial Brands Finance PLC
4.88%, 02/07/32 (g)	7,670	7,615
5.50%, 07/07/36 (g)	6,570	6,517
JBS USA Food Company
3.00%, 05/15/32	1,885	1,674
5.75%, 04/01/33	7,394	7,577
5.63%, 03/10/37 (g)	6,575	6,539
6.40%, 05/10/57 (g)	3,589	3,571
JBS USA Holding Lux S.a r.l.
6.25%, 03/01/56	2,960	2,895
6.38%, 04/15/66	2,525	2,473
Keurig Dr Pepper Inc.
5.15%, 05/15/35 (b)	6,903	6,822
Philip Morris International Inc.
4.25%, 10/29/32	4,820	4,674
5.38%, 02/15/33	2,360	2,422
5.25%, 02/13/34	11,070	11,246
4.63%, 10/29/35	6,205	5,979
4.88%, 04/29/36	5,640	5,519
Reynolds American Inc.
5.85%, 08/15/45	2,860	2,819
		104,633
Energy 0.7%
Columbia Pipelines Holding Company LLC
6.04%, 08/15/28 (g)	7,084	7,265
5.10%, 10/01/31 (g)	3,375	3,380
5.00%, 11/17/32 (g)	1,905	1,886
Columbia Pipelines Operating Company LLC
5.93%, 08/15/30 (g)	1,975	2,051
6.50%, 08/15/43 (g)	1,694	1,802
Diamondback Energy, Inc.
3.50%, 12/01/29	3,169	3,054
5.75%, 04/18/54	8,375	8,147
Gray Oak Pipeline, LLC
3.45%, 10/15/27 (g)	465	457
ONEOK, Inc.
5.05%, 11/01/34	11,176	10,938
5.05%, 04/01/45 (b)	9,387	8,272
Whistler Pipeline LLC
5.40%, 09/30/29 (g)	7,826	7,943
5.70%, 09/30/31 (g)	5,415	5,556
		60,751
Health Care 0.5%
HCA Inc.
5.60%, 04/01/34	9,231	9,423
4.90%, 11/15/35	8,373	8,108
5.50%, 06/15/47	400	372
6.00%, 04/01/54	1,239	1,224
5.95%, 09/15/54	1,395	1,367
6.20%, 03/01/55	595	605
Mars, Incorporated
5.20%, 03/01/35 (g)	8,352	8,381
5.65%, 05/01/45 (g)	4,679	4,648
5.70%, 05/01/55 (g)	4,017	3,959
Providence St. Joseph Health
5.40%, 10/01/33	4,785	4,896
Sutter Health
2.29%, 08/15/30	820	747
Toledo Hospital, The
5.75%, 11/15/38	710	710
		44,440
Information Technology 0.4%
Foundry JV Holdco LLC
6.15%, 01/25/32 (g)	1,161	1,219
5.90%, 01/25/33 (g)	7,973	8,317
6.25%, 01/25/35 (g)	1,701	1,806
6.20%, 01/25/37 (g)	3,684	3,902
Intel Corporation
4.60%, 03/25/40	7,403	6,668
Oracle Corporation
4.55%, 02/04/29	2,930	2,888
4.13%, 05/15/45	655	456
5.88%, 09/26/45	1,203	1,052
6.55%, 02/04/46	5,215	4,922
4.00%, 07/15/46 - 11/15/47	650	435
3.60%, 04/01/50	8,100	4,918
3.95%, 03/25/51	1,575	1,005
		37,588

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Communication Services 0.2%
AT&T Inc.
5.55%, 11/01/45	7,285	6,834
5.85%, 04/30/46	7,704	7,414
4.75%, 05/15/46	6,501	5,473
6.30%, 10/30/66	1,910	1,893
		21,614
Real Estate 0.2%
Kilroy Realty, L.P.
2.65%, 11/15/33	4,197	3,412
5.88%, 10/15/35	8,893	8,796
VICI Properties L.P.
5.13%, 11/15/31 (b)	5,845	5,817
		18,025
Consumer Discretionary 0.0%
Hyundai Capital America
4.75%, 06/18/29 (g)	2,930	2,921
Total Corporate Bonds And Notes (cost $577,667)		574,281
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.5%
American Tower Trust #1
Series 2023-A-1, 5.49%, 03/15/28	12,460	12,539
Angel Oak Mortgage Trust 2019-6
Series 2019-A1-6, REMIC, 2.62%, 11/25/59 (e)	39	39
BRAVO Residential Funding Trust 2026-NQMR1
Series 2026-A1-NQMR1, REMIC, 5.39%, 08/25/62 (e) (h)	10,025	9,976
BX Trust
Series 2025-A-ARIA, REMIC, 5.03%, 12/13/30 (e)	2,190	2,193
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/39 (h)	310	303
CFMT 2021-AL1 Trust
Series 2021-B-AL1, REMIC, 1.39%, 09/22/31	633	626
Enterprise Fleet Financing 2023-3, LLC
Series 2023-A2-3, 6.40%, 02/22/27	2,340	2,355
Flagstar Mortgage Trust 2018-3
Series 2018-A3-3INV, REMIC, 4.00%, 05/25/38 (e)	1,061	980
Flagstar Mortgage Trust 2021-9INV
Series 2021-A2-9INV, REMIC, 2.00%, 01/25/36 (e)	2,243	1,970
GS Mortgage-Backed Securities Trust 2026-DSC1
Series 2026-A1-DSC1, REMIC, 4.73%, 02/25/30 (h)	11,471	11,271
Home Partners of America 2021-2 Trust
Series 2021-B-2, 2.30%, 12/17/26	6,504	6,423
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/38 (h)	68	68
Horizon Aircraft Finance II Limited
Series 2019-A-1, 3.72%, 07/15/26 (h)	189	185
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (g) (h)	442	429
Kubota Credit Owner Trust 2023-2
Series 2023-A3-2A, 5.28%, 05/17/27	2,486	2,494
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (g) (h)	117	115
Metlife Securitization Trust 2017-1
Series 2017-A-1A, REMIC, 3.00%, 04/25/55 (e)	346	331
Navient Private Education Refi Loan Trust 2023-A
Series 2023-A-A, 5.51%, 09/15/71	4,827	4,901
PRET 2025-RPL2 Trust
Series 2025-A1-RPL2, REMIC, 4.00%, 08/25/64 (h)	9,697	9,371
PRET 2025-RPL6 Trust
Series 2025-A1-RPL6, REMIC, 3.85%, 09/25/69 (h)	15,190	14,534
PRET 2026-RPL1 Trust
Series 2026-A1-RPL1, REMIC, 4.15%, 01/27/70 (h)	8,124	7,823
PRPM 2026-RCF1, LLC
Series 2026-A1-RCF1, 4.84%, 01/25/56 (e) (h)	2,459	2,425
RFR Trust 2025-SGRM
Series 2025-A-SGRM, REMIC, 5.38%, 03/13/29 (e)	8,435	8,484
SBA Towers, LLC
Series 2021-C-211, 1.63%, 05/15/51	2,570	2,536
SCE Recovery Funding LLC
Series 2021-A-1-A, 0.86%, 11/15/31	1,305	1,181
Series 2021-A-2-A, 1.94%, 05/15/38	1,050	809
Series 2021-A-3-A, 2.51%, 11/15/43	605	411
Start II Ltd
Series 2019-A-1, 4.09%, 03/15/44	377	374
Towd Point Mortgage Trust 2017-4
Series 2017-A1-4, REMIC, 2.75%, 06/25/57 (e)	291	286
Towd Point Mortgage Trust 2018-1
Series 2018-A1-1, REMIC, 3.00%, 01/25/58 (e)	1	1
Verus Securitization Trust 2025-R2
Series 2025-A1-R2, REMIC, 5.09%, 07/25/67 (e) (h)	12,546	12,473
Verus Securitization Trust 2026-R1
Series 2026-A1-R1, REMIC, 4.83%, 10/25/67 (e) (h)	6,501	6,417
Verus Securitization Trust 2026-R2
Series 2026-A1-R2, REMIC, 5.39%, 10/25/67 (e) (h)	6,561	6,556
Wheels Fleet Lease Funding 1 LLC
Series 2023-A-2A, 6.46%, 01/19/27	1,549	1,560
Series 2024-A1-2A, 4.87%, 02/18/28	4,149	4,166
Total Non-U.S. Government Agency Asset-Backed Securities (cost $138,098)		136,605
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 3.53% (i) (j)	91,165	91,165
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 3.63% (i) (j)	16,737	16,737
Total Short Term Investments (cost $107,902)		107,902
Total Investments 101.0% (cost $8,046,737)		9,438,156
Total Forward Sales Commitments (0.3)% (proceeds $25,923)		(25,947)
Other Derivative Instruments (0.0)%		(44)
Other Assets and Liabilities, Net (0.7)%		(69,623)
Total Net Assets 100.0%		9,342,542

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2026, the total payable for investments purchased on a delayed delivery basis was $53,169.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Treasury inflation indexed note, par amount is adjusted for inflation.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $194,983 and 2.1% of the Fund.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.3%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.3%)
Mortgage-Backed Securities (0.3%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 07/15/41 (a)	(12,759)	(12,609)
Government National Mortgage Association
TBA, 4.00%, 07/15/56 (a)	(14,356)	(13,338)
Total Government And Agency Obligations (proceeds $25,923)		(25,947)
Total Forward Sales Commitments (0.3%) (proceeds $25,923)		(25,947)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2026, the total proceeds for investments sold on a delayed delivery basis was $25,923.

JNL/WMC Balanced Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	54,218	1,245,811	1,208,864	1,916	—	—	91,165	1.0
JNL Government Money Market Fund, 3.63% - Class SL	17,349	203,594	204,206	289	—	—	16,737	0.2
	71,567	1,449,405	1,413,070	2,205	—	—	107,902	1.2

JNL/WMC Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	149	September 2026	16,238	(44)	136

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	5,988,178	239,462	—	6,227,640
Government And Agency Obligations	—	2,391,728	—	2,391,728
Corporate Bonds And Notes	—	574,281	—	574,281
Non-U.S. Government Agency Asset-Backed Securities	—	136,605	—	136,605
Short Term Investments	107,902	—	—	107,902
	6,096,080	3,342,076	—	9,438,156
Liabilities - Securities
Government And Agency Obligations	—	(25,947)	—	(25,947)
	—	(25,947)	—	(25,947)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	136	—	—	136
	136	—	—	136

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/WMC Equity Income Fund
COMMON STOCKS 99.5%
Financials 20.0%
American International Group, Inc.	165	12,291
Ares Management Corporation - Class A	88	9,772
Bank of America Corporation	363	20,690
Capital One Financial Corporation	56	11,190
Charles Schwab Corporation, The	100	9,251
Huntington Bancshares Incorporated	1,091	19,336
Intercontinental Exchange, Inc.	83	10,215
M&T Bank Corporation	67	15,903
Marsh & Mclennan Companies, Inc.	74	12,289
Nasdaq, Inc.	136	10,743
Progressive Corporation, The	54	11,877
Raymond James Financial, Inc.	73	11,042
Regions Financial Corporation	306	9,236
S&P Global Inc.	23	9,375
Visa Inc. - Class A	31	10,640
		183,850
Health Care 17.6%
AstraZeneca PLC	60	11,348
Becton, Dickinson and Company	62	9,360
Cardinal Health, Inc.	40	9,565
CVS Health Corporation	137	14,185
Danaher Corporation	37	7,023
Elevance Health, Inc.	41	15,696
Eli Lilly and Company	8	10,010
Gilead Sciences, Inc.	89	11,197
Johnson & Johnson	84	21,290
Merck & Co., Inc.	223	28,697
Pfizer Inc.	267	6,424
Roche Holding AG	25	10,143
Zoetis Inc. - Class A	93	6,706
		161,644
Information Technology 17.4%
Broadcom Inc.	202	76,390
Cisco Systems, Inc.	100	11,783
Microsoft Corporation	40	14,759
NetApp, Inc.	71	10,969
NVIDIA Corporation	48	9,589
NXP Semiconductors N.V.	42	11,723
Roper Technologies, Inc.	23	7,788
TE Connectivity Public Limited Company	85	17,179
		160,180
Industrials 9.3%
Automatic Data Processing, Inc.	54	12,173
Eaton Corporation Public Limited Company	24	10,370
Emerson Electric Co.	67	9,571
Ferguson Enterprises Inc.	56	13,361
Honeywell Aerospace Inc. (a)	34	7,466
Honeywell International Inc. (a)	10	2,255
L3Harris Technologies, Inc.	39	11,424
PACCAR Inc.	75	8,981
Sunbelt Rental Holdings Inc.	138	10,019
		85,620
Consumer Staples 8.2%
Archer-Daniels-Midland Company	131	9,976
Constellation Brands, Inc. - Class A	31	4,376
Keurig Dr Pepper Inc.	522	17,094
Kimberly-Clark Corporation (b)	71	7,837
Pernod Ricard	89	6,461
Philip Morris International Inc.	60	10,939
Unilever PLC - ADR	304	18,275
		74,958
Energy 7.7%
ConocoPhillips	94	9,765
Diamondback Energy, Inc.	151	26,578
EQT Corporation	187	9,916
Targa Resources Corp.	42	11,251
Williams Companies, Inc., The	176	13,081
		70,591
Utilities 7.2%
American Electric Power Company, Inc.	110	15,116
American Water Works Company, Inc.	92	12,081
Atmos Energy Corporation	50	8,629
Dominion Energy, Inc.	147	10,042
PPL Corporation	256	9,315
Sempra	116	10,772
		65,955
Materials 3.4%
Anglo American PLC	275	13,509
Avery Dennison Corporation	59	9,595
PPG Industries, Inc.	69	8,389
		31,493
Real Estate 3.4%
Crown Castle Inc.	178	13,508
Sun Communities, Inc.	79	9,523
Weyerhaeuser Company	338	8,090
		31,121
Communication Services 2.9%
T-Mobile US, Inc.	80	13,350
Walt Disney Company, The	134	12,903
		26,253
Consumer Discretionary 2.4%
Dick's Sporting Goods, Inc.	54	12,200
Industria de Diseno Textil, S.A.	161	10,158
		22,358
Total Common Stocks (cost $825,126)		914,023
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	6,230	6,230
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	2,369	2,369
Total Short Term Investments (cost $8,599)		8,599
Total Investments 100.5% (cost $833,725)		922,622
Other Assets and Liabilities, Net (0.5)%		(4,189)
Total Net Assets 100.0%		918,433

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/WMC Equity Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	2,395	115,292	115,318	81	—	—	2,369	0.2
JNL Government Money Market Fund, 3.63% - Class SL	3,455	25,316	22,541	35	—	—	6,230	0.7
	5,850	140,608	137,859	116	—	—	8,599	0.9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/WMC Equity Income Fund
Assets - Securities
Common Stocks	863,733	50,290	—	914,023
Short Term Investments	8,599	—	—	8,599
	872,332	50,290	—	922,622

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 99.9%
Financials 22.3%
Affiliated Managers Group, Inc.	12	4,032
AFLAC Incorporated	54	6,391
Allstate Corporation, The	7	1,603
American International Group, Inc.	39	2,897
AON Public Limited Company - Class A	11	3,569
Arthur J. Gallagher & Co.	18	4,154
Assurant, Inc.	16	4,356
Assured Guaranty Ltd.	20	1,582
Bank of America Corporation	148	8,409
Berkshire Hathaway Inc. - Class B (a)	64	31,793
BlackRock, Inc.	6	6,225
Bullish (a) (b)	42	977
Charles Schwab Corporation, The	33	3,084
Credit Acceptance Corporation (a)	2	1,060
Cullen/Frost Bankers, Inc.	8	1,195
East West Bancorp, Inc.	35	4,479
Fidelity National Information Services, Inc.	25	964
Franklin Resources, Inc.	35	1,149
Global Payments Inc.	51	3,684
Globe Life Inc.	19	3,476
Goldman Sachs Group, Inc., The	6	5,590
Invesco Ltd.	338	8,929
Janus Henderson Group PLC	34	1,792
JPMorgan Chase & Co.	97	31,757
MGIC Investment Corporation	100	2,823
Moody's Corporation	4	1,922
Morgan Stanley	19	3,948
Northern Trust Corporation	28	4,829
Pinnacle Financial Partners, Inc.	15	1,465
S&P Global Inc.	26	10,617
State Street Corporation	36	6,039
Synchrony Financial	42	3,205
T. Rowe Price Group, Inc.	84	9,544
The Bank Of New York Mellon Corporation	51	7,379
Travelers Companies, Inc., The	3	981
Virtu Financial, Inc. - Class A	66	3,949
Wells Fargo & Company	94	7,743
Western Union Company, The (b)	321	2,471
Willis Towers Watson Public Limited Company	6	1,588
		211,650
Information Technology 19.9%
Accenture Public Limited Company - Class A	35	4,319
Adobe Inc. (a)	30	6,236
Amdocs Limited	38	1,902
Analog Devices, Inc.	36	14,447
Apple Inc.	174	50,451
Cisco Systems, Inc.	124	14,533
Cognizant Technology Solutions Corporation - Class A	74	2,856
Dell Technologies Inc. - Class C	17	7,452
Flex Ltd. (a)	11	1,765
Gen Digital Inc.	170	4,230
Hewlett Packard Enterprise Company	106	4,804
Intel Corporation (a)	103	14,406
International Business Machines Corporation	28	7,758
Intuit Inc.	10	2,665
Microsoft Corporation	101	37,535
MKS Inc.	6	2,731
Qualcomm Incorporated	10	1,914
Roper Technologies, Inc.	21	7,234
TD SYNNEX Corporation	7	1,837
		189,075
Health Care 12.6%
AbbVie Inc.	55	13,842
Amgen Inc.	27	9,689
Boston Scientific Corporation (a)	115	4,908
Cardinal Health, Inc.	24	5,609
Cooper Companies, Inc., The (a)	26	1,862
Davita Inc. (a)	4	983
Exelixis, Inc. (a)	53	2,863
Gilead Sciences, Inc.	27	3,463
Incyte Corporation (a)	16	1,855
Jazz Pharmaceuticals Public Limited Company (a)	13	3,064
Johnson & Johnson	97	24,704
McKesson Corporation	10	7,277
Medtronic, Inc.	73	5,740
Merck & Co., Inc.	55	7,084
Moderna, Inc. (a)	41	2,871
Neurocrine Biosciences, Inc. (a)	6	941
Regeneron Pharmaceuticals, Inc.	7	4,392
ResMed Inc.	27	5,344
Stryker Corporation	10	3,217
UnitedHealth Group Incorporated	25	10,221
		119,929
Industrials 10.6%
Acuity Inc.	10	3,802
AECOM	36	2,515
Allegion Public Limited Company	45	6,314
C.H. Robinson Worldwide, Inc.	29	5,518
Core & Main, Inc. - Class A (a)	148	7,156
Cummins Inc.	4	2,612
Curtiss-Wright Corporation	1	1,054
Dover Corporation	33	7,450
Eaton Corporation Public Limited Company	8	3,342
General Dynamics Corporation	19	6,840
Genpact Limited	34	922
Johnson Controls International Public Limited Company	36	5,203
Leidos Holdings, Inc.	14	1,456
Loar Holdings Inc. (a)	33	2,641
Masco Corporation	17	1,401
Mueller Industries, Inc.	9	1,130
Northrop Grumman Corporation	11	5,458
Nvent Electric Public Limited Company	48	8,122
Paycom Software, Inc.	16	2,063
Pentair Public Limited Company	26	1,984
RTX Corporation	18	3,405
Snap-on Incorporated	13	5,182
SS&C Technologies Holdings, Inc.	128	7,935
StandardAero, Inc. (a)	43	1,285
Westinghouse Air Brake Technologies Corporation	23	6,093
		100,883
Consumer Discretionary 9.4%
Amazon.com, Inc. (a)	238	56,785
BorgWarner Inc.	14	919
Crocs, Inc. (a)	28	3,330
Dillard's, Inc. - Class A	2	1,017
Five Below, Inc. (a)	7	1,340
Garmin Ltd.	14	3,400
General Motors Company	49	3,791
Gentex Corporation	39	984
Grand Canyon Education, Inc. (a)	7	938
Hasbro, Inc.	39	3,228
McDonald's Corporation	30	8,046
Tractor Supply Company	80	2,517
Wayfair Inc. - Class A (a) (b)	10	935
Yum! Brands, Inc.	14	2,163
		89,393
Consumer Staples 7.7%
Altria Group, Inc.	91	6,551
Costco Wholesale Corporation	5	4,927
Hershey Company, The	21	3,740
J. M. Smucker Company, The	9	986
Keurig Dr Pepper Inc.	179	5,871
Kimberly-Clark Corporation	32	3,478
PepsiCo, Inc.	63	8,547
Philip Morris International Inc.	82	14,776
Post Holdings, Inc. (a)	36	3,175
Procter & Gamble Company, The	50	7,307
Walmart Inc.	116	13,161
		72,519
Energy 5.2%
Antero Midstream Corporation	52	1,192

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Apa Corp.	29	941
Chevron Corporation	47	7,773
Chord Energy Corporation	15	1,671
ConocoPhillips	17	1,808
EOG Resources, Inc.	26	3,349
Exxon Mobil Corporation	93	12,726
Marathon Petroleum Corporation	17	4,428
ONEOK, Inc.	23	1,984
Ovintiv Canada ULC	64	3,368
Phillips 66	5	925
Valero Energy Corporation	36	9,315
		49,480
Real Estate 4.2%
Agree Realty Corporation (b)	109	8,235
American Tower Corporation	14	2,370
Brixmor Property Group Inc.	86	2,700
Jones Lang LaSalle Incorporated (a)	6	1,903
Kimco Realty OP, LLC	215	5,454
Realty Income Corporation	175	10,837
STAG Industrial, Inc.	209	7,947
		39,446
Communication Services 3.9%
Comcast Corporation - Class A	94	2,310
Fox Corporation - Class A	34	1,771
Meta Platforms, Inc. - Class A	11	6,425
Omnicom Group Inc.	118	8,614
Verizon Communications Inc.	227	9,607
Walt Disney Company, The	87	8,359
		37,086
Materials 3.1%
Albemarle Corporation	15	2,079
Alcoa Corporation	17	910
AngloGold Ashanti PLC	30	2,429
CF Industries Holdings, Inc.	27	2,954
Newmont Corporation	65	6,052
Nucor Corporation	12	2,686
PPG Industries, Inc.	68	8,266
Royal Gold, Inc.	5	905
RPM International Inc.	17	1,851
Southern Copper Corporation	8	1,456
		29,588
Utilities 1.0%
National Fuel Gas Company	12	939
Talen Energy Corporation (a)	22	8,635
		9,574
Total Common Stocks (cost $897,404)		948,623
SHORT TERM INVESTMENTS 1.1%
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	9,707	9,707
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	467	467
Total Short Term Investments (cost $10,174)		10,174
Total Investments 101.0% (cost $907,578)		958,797
Other Assets and Liabilities, Net (1.0)%		(9,627)
Total Net Assets 100.0%		949,170

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

JNL/WMC Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	7,119	84,699	91,351	123	—	—	467	0.1
JNL Government Money Market Fund, 3.63% - Class SL	1,622	44,388	36,303	32	—	—	9,707	1.0
	8,741	129,087	127,654	155	—	—	10,174	1.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/WMC Value Fund
Assets - Securities
Common Stocks	948,623	—	—	948,623
Short Term Investments	10,174	—	—	10,174
	958,797	—	—	958,797

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 581.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2026

Currency Abbreviations:

ARS - Argentine Peso	CZK - Czech Republic Korunas	JPY - Japanese Yen	THB – Thai Baht
AUD - Australian Dollar	DKK - Danish Krone	KRW - South Korean Won	TWD - New Taiwan Dollar
BRL - Brazilian Real	EUR - European Currency Unit (Euro)	MXN - Mexican Peso	USD - United States Dollar
CAD - Canadian Dollar	GBP - British Pound	NOK - Norwegian Krone	ZAR - South African Rand
CHF - Swiss Franc	HKD - Hong Kong Dollar	NZD - New Zealand Dollar
CLP - Chilean Peso	HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol
CNH - Chinese Offshore Yuan	IDR - Indonesian Rupiah	PLN - Polish Zloty
CNY - Chinese Yuan	ILS - Israeli New Shekel	SEK - Swedish Krona
COP - Colombian Peso	INR - Indian Rupee	SGD - Singapore Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	LIBOR - London Interbank Offered Rate
ADR - American Depositary Receipt	LLC/L.L.C - Limited Liability Companies
ASX - Australian Securities Exchange	MBS - Mortgage-Backed Security
BRAZIBOR - Brazil Interbank Offred Rate	MEXIBOR - Mexico Interbank Offered Rate
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	MIBOR - Mumbai Interbank Offered Rate
CAPE - Cyclically Adjusted Price Earnings	MICEX - Moscow Interbank Offered Rate
CDX.EM - Credit Default Swap Index - Emerging Markets	MSCI - Morgan Stanley Capital International
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	MUTAN - Bank of Japan Overnight Call Rate
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	NASDAQ - National Association of Securities Dealers Automated Quotations
CLO - Collateralized Loan Obligation	NVDR - Non-Voting Depository Receipt
CMBX.NA - Commercial Mortgage-backed Securities Index North America	OAT - Obligations Assimilables du Tresor
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	OBFR - Overnight Bank Funding Rate
DIP - Debtor-in-possession	PJSC - Private Joint Stock Co.
DUTCHCERT - Dutch Certificate	PLC/P.L.C. - Public Limited Company
EAFE - Europe, Asia and Far East	PRIBOR- Prague Interbank Offered Rate
ESTR - Euro Short-Term Rate	RBOB - Reformulated Blendstock for Oxygenate Blending
ETF - Exchange Traded Fund	REIT - Real Estate Investment Trust
EURIBOR - Europe Interbank Offered Rate	REMIC - Real Estate Mortgage Investment Conduit
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	RTS - Russian Trading System
term of 4.5 to 5.5 years	S&P - Standard & Poor's
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	SDR - Sweedish Depositary Receipt
term of 8.5 to 10.5 years	SARON - The Swiss Average Rate Overnight
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	SOFR - Secured Overnight Financing Rates
term of 24 to 35 years	SONIA - Sterling Overnight Index Average
Euro OAT - debt instrument issued by the Republic of Italy with a	SPDR - Standard & Poor's Depositary Receipt
term of 8.5 to 10.5 years	TBA - To be Announced (Securities purchased on a delayed delivery basis)
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	TBD - To Be Determined
term of 1.75 to 2.25 years	TIPS - Treasury Inflation Protected Securities
FTSE - Financial Times ad the London Stock Exchange	TONAR - Tokyo Overnight Average Rate
GDR - Global Depositary Receipt	TSY - US 3 Month Bill Bond Yield
HICP - Harmonized Index of Consumer Prices	ULC - Unlimited Liability Companies
HONIA - Hong Kong Dollar Overnight Index Average	ULSD - Ultra-Low Sulfur Diesel
IBOR - Interbank Offered Rate	US/U.S. - United States
ITRAXX - Group of international credit derivative indices monitored by the	WTI - West Texas Intermediate
International Index Company

Counterparty Abbreviations:

ANZ - ANZ Banking Group LTD.	CIT - Citibank, Inc	NSI - Nomura Securities International, Inc.
BCL - Barclays Capital Inc.	CSI - Credit Suisse Securities, LLC	RBC - Royal Bank of Canada
BMO - BMO Capital Markets Corp.	DUB - Deutsche Bank AG.	RBS - Royal Bank of Scotland
BNP - BNP Paribas Securities	GSC - Goldman Sachs & Co.	SCB - Standard Chartered Bank
BNS - The Bank of Nova Scotia, Toronto	HSB - HSBC Securities Inc.	SGS - Societe Generale S.A.
BNY – Bank of New York	JPM - J.P. Morgan Securities Inc.	SSB - State Street Brokerage Services, Inc
BOA - Bancamerica Securities/Bank of America NA	MLP - Merrill Lynch Professional Clearing Corp.	TDB - Toronto-Dominion Bank
CBA – Commonwealth Bank of Australia	MSC - Morgan Stanley & Co. Inc.	UBS - UBS Securities, LLC
CGM - Citigroup Global Markets	MZS - Mizuho Securities	WFI - Wells Fargo Investments, LLC
CIB - Canadian Imperial Bank of Commerce	NBA - Nordea Bank Abp

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2 The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (MT) – Maturity; (Q) - Quarterly; (S) - Semi-Annually.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2026

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Bond Fund of America Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Growth Fund(a)	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)
Assets
Investments - unaffiliated, at value	$—	$519,520	$—	$—	$—	$—	$—
Investments - affiliated, at value	3,946,230	—	611,521	1,463,649	9,193,704	13,241,459	1,577,152
Receivable from:
Investment securities sold	—	—	—	73	2,732	4,955	1,271
Fund shares sold	8,231	1,067	664	2,881	11,981	13,903	957
Dividends and interest	17	—	—	—	—	—	—
Adviser	959	85	124	464	3,194	3,232	647
Other assets	16	2	3	5	39	56	7
Total assets	3,955,453	520,674	612,312	1,467,072	9,211,650	13,263,605	1,580,034
Liabilities
Payable for:
Investment securities purchased	4,274	549	30	—	—	—	—
Fund shares redeemed	3,957	518	634	2,953	14,713	18,857	2,228
Advisory fees	1,611	170	260	738	4,415	5,816	947
Administrative fees	305	42	50	116	644	911	129
12b-1 fees (Class A)	189	25	29	69	434	633	76
Board of trustee fees	89	4	7	22	102	350	78
Chief compliance officer fees	5	1	1	1	11	16	2
Other expenses	4	—	1	1	10	15	3
Total liabilities	10,434	1,309	1,012	3,900	20,329	26,598	3,463
Net assets	$3,945,019	$519,365	$611,300	$1,463,172	$9,191,321	$13,237,007	$1,576,571
Net assets consist of:
Paid-in capital(b)	$3,691,411	$523,360	$484,551	$1,274,617	$7,115,289	$10,305,202	$1,353,209
Total distributable earnings (loss)(b)	253,608	(3,995)	126,749	188,555	2,076,032	2,931,805	223,362
Net assets	$3,945,019	$519,365	$611,300	$1,463,172	$9,191,321	$13,237,007	$1,576,571
Net assets - Class A	$3,882,227	$499,398	$595,902	$1,419,726	$9,021,114	$13,043,514	$1,549,652
Shares outstanding - Class A	170,909	50,179	31,842	35,181	108,807	202,801	66,253
Net asset value per share - Class A	$22.72	$9.95	$18.71	$40.35	$82.91	$64.32	$23.39
Net assets - Class I	$62,792	$19,967	$15,398	$43,446	$170,207	$193,493	$26,919
Shares outstanding - Class I	2,610	1,975	803	1,049	1,999	2,901	1,112
Net asset value per share - Class I	$24.06	$10.11	$19.18	$41.40	$85.17	$66.69	$24.20
Investments - unaffiliated, at cost	$—	$523,515	$—	$—	$—	$—	$—
Investments - affiliated, at cost	3,692,624	—	484,772	1,275,094	7,117,672	10,309,654	1,353,790

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency. See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2026

	JNL/American Funds New World Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)	JNL/Mellon Bond Index Fund(a)	JNL/Mellon Emerging Markets Index Fund(a)	JNL/Mellon International Index Fund(a)	JNL/Mellon S&P 400 MidCap Index Fund(a)	JNL/Mellon Small Cap Index Fund(a)
Assets
Investments - affiliated, at value	$1,636,425	$4,328,512	$1,011,898	$1,361,668	$3,083,285	$3,641,837	$2,805,119
Receivable from:
Investment securities sold	2,145	585	—	—	1,009	1,688	2,290
Fund shares sold	1,047	5,507	1,468	3,411	2,820	3,214	2,475
Dividends and interest	—	—	—	—	185	—	—
Adviser	869	1,055	58	159	240	235	177
Administrator	—	—	—	1	—	—	—
Other assets	7	19	—	—	3	2	—
Total assets	1,640,493	4,335,678	1,013,424	1,365,239	3,087,542	3,646,976	2,810,061
Liabilities
Payable for:
Investment securities purchased	—	—	533	1,710	—	—	—
Fund shares redeemed	3,191	6,092	935	1,701	3,829	4,903	4,764
Advisory fees	1,244	1,965	135	271	380	403	315
Administrative fees	134	331	83	164	380	290	222
12b-1 fees (Class A)	78	208	49	65	146	173	133
Board of trustee fees	68	164	—	—	—	—	—
Chief compliance officer fees	2	5	—	—	—	—	—
Other expenses	2	5	—	—	—	—	—
Total liabilities	4,719	8,770	1,735	3,911	4,735	5,769	5,434
Net assets	$1,635,774	$4,326,908	$1,011,689	$1,361,328	$3,082,807	$3,641,207	$2,804,627
Net assets consist of:
Paid-in capital(b)	$1,232,035	$3,480,272	$994,104	$1,002,065	$2,342,116	$2,427,010	$1,942,512
Total distributable earnings (loss)(b)	403,739	846,636	17,585	359,263	740,691	1,214,197	862,115
Net assets	$1,635,774	$4,326,908	$1,011,689	$1,361,328	$3,082,807	$3,641,207	$2,804,627
Net assets - Class A	$1,594,143	$4,258,814	$987,345	$1,333,560	$3,001,160	$3,546,073	$2,731,666
Shares outstanding - Class A	61,035	80,205	79,936	70,364	131,945	79,216	73,775
Net asset value per share - Class A	$26.12	$53.10	$12.35	$18.95	$22.75	$44.76	$37.03
Net assets - Class I	$41,631	$68,094	$24,344	$27,768	$81,647	$95,134	$72,961
Shares outstanding - Class I	1,542	1,237	1,860	1,428	3,373	2,036	1,888
Net asset value per share - Class I	$26.99	$55.06	$13.09	$19.44	$24.20	$46.73	$38.65
Investments - affiliated, at cost	$1,232,686	$3,481,876	$994,313	$1,002,404	$2,342,592	$2,427,640	$1,943,005

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency. See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2026

	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund	JNL Multi-Manager Global Small Cap Fund	JNL/JPMorgan Managed Aggressive Growth Fund
Assets
Investments - affiliated, at value	$1,499,670	$546,099	$2,788,569	$1,814,650	$3,301,105	$642,678	$2,107,664
Receivable from:
Investment securities sold	541	—	2,541	554	966	336	163
Fund shares sold	284	354	1,688	305	246	684	809
Dividends and interest	—	6	23	—	—	—	—
Adviser	—	—	—	—	—	—	8
Other assets	7	2	13	8	15	3	9
Total assets	1,500,502	546,461	2,792,834	1,815,517	3,302,332	643,701	2,108,653
Liabilities
Payable to affiliates	—	—	12	—	—	—	—
Payable for:
Investment securities purchased	—	124	—	—	—	—	—
Fund shares redeemed	825	231	4,229	860	1,212	1,020	972
Advisory fees	118	56	203	140	236	—	158
Administrative fees	61	22	114	74	134	26	86
12b-1 fees (Class A)	72	26	135	89	161	31	102
Board of trustee fees	75	31	233	245	326	34	138
Chief compliance officer fees	2	1	4	2	4	1	2
Other expenses	2	1	3	2	4	1	2
Total liabilities	1,155	492	4,933	1,412	2,077	1,113	1,460
Net assets	$1,499,347	$545,969	$2,787,901	$1,814,105	$3,300,255	$642,588	$2,107,193
Net assets consist of:
Paid-in capital(a)	$1,131,971	$484,006	$2,190,388	$1,510,160	$2,679,258	$611,823	$1,461,929
Total distributable earnings (loss)(a)	367,376	61,963	597,513	303,945	620,997	30,765	645,264
Net assets	$1,499,347	$545,969	$2,787,901	$1,814,105	$3,300,255	$642,588	$2,107,193
Net assets - Class A	$1,482,695	$537,332	$2,762,852	$1,803,862	$3,286,342	$629,845	$2,090,751
Shares outstanding - Class A	56,123	33,171	106,864	87,925	138,699	25,563	41,875
Net asset value per share - Class A	$26.42	$16.20	$25.85	$20.52	$23.69	$24.64	$49.93
Net assets - Class I	$16,652	$8,637	$25,049	$10,243	$13,913	$12,743	$16,442
Shares outstanding - Class I	614	519	944	486	572	499	321
Net asset value per share - Class I	$27.12	$16.63	$26.55	$21.06	$24.33	$25.56	$51.26
Investments - affiliated, at cost	$1,132,294	$484,136	$2,191,056	$1,510,705	$2,680,108	$611,913	$1,462,400

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency. See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2026

	JNL/JPMorgan Managed Conservative Fund	JNL/JPMorgan Managed Growth Fund	JNL/JPMorgan Managed Moderate Fund	JNL/JPMorgan Managed Moderate Growth Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund
Assets
Investments - unaffiliated, at value	$—	$—	$—	$—	$4,551,713	$89,848	$2,511,924
Investments - affiliated, at value	611,735	3,889,905	1,540,335	3,510,492	—	—	—
Receivable from:
Investment securities sold	293	1,674	404	2,159	811	1	750
Fund shares sold	153	384	232	264	3,562	44	1,036
Adviser	8	8	8	8	—	—	—
Other assets	3	18	7	16	19	—	11
Total assets	612,192	3,891,989	1,540,986	3,512,939	4,556,105	89,893	2,513,721
Liabilities
Payable for:
Investment securities purchased	—	—	—	—	—	34	—
Fund shares redeemed	446	2,058	636	2,423	4,373	10	1,786
Advisory fees	61	272	122	248	657	15	380
Administrative fees	25	156	63	142	531	11	308
12b-1 fees (Class A)	30	189	75	172	219	5	121
Board of trustee fees	104	338	209	391	123	—	106
Chief compliance officer fees	1	5	2	4	5	—	3
Other expenses	1	4	2	3	5	—	3
Total liabilities	668	3,022	1,109	3,383	5,913	75	2,707
Net assets	$611,524	$3,888,967	$1,539,877	$3,509,556	$4,550,192	$89,818	$2,511,014
Net assets consist of:
Paid-in capital(a)	$530,284	$2,752,845	$1,229,094	$2,617,182	$3,815,939	$87,281	$2,254,895
Total distributable earnings (loss)(a)	81,240	1,136,122	310,783	892,374	734,253	2,537	256,119
Net assets	$611,524	$3,888,967	$1,539,877	$3,509,556	$4,550,192	$89,818	$2,511,014
Net assets - Class A	$608,978	$3,864,079	$1,535,399	$3,502,633	$4,489,004	$89,312	$2,480,798
Shares outstanding - Class A	34,023	97,728	64,116	111,368	124,755	7,633	88,487
Net asset value per share - Class A	$17.90	$39.54	$23.95	$31.45	$35.98	$11.70	$28.04
Net assets - Class I	$2,546	$24,888	$4,478	$6,923	$61,188	$506	$30,216
Shares outstanding - Class I	139	613	182	214	1,656	43	1,050
Net asset value per share - Class I	$18.33	$40.59	$24.58	$32.30	$36.96	$11.76	$28.79
Investments - unaffiliated, at cost	$—	$—	$—	$—	$3,817,460	$87,311	$2,255,805
Investments - affiliated, at cost	530,495	2,753,783	1,229,552	2,618,118	—	—	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency. See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2026

	JNL Growth ETF Allocation Fund	JNL Moderate ETF Allocation Fund	JNL Moderate Growth ETF Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Bond Index Fund
Assets
Investments - unaffiliated, at value	$473,240	$249,339	$384,900	$2,169,620	$578,419	$1,017,220		$1,028,447
Investments - affiliated, at value	21,566	11,177	20,327	99,757	26,373	54,318		58,684
Cash	—	—	—	—	529	—		15
Receivable from:
Investment securities sold	—	129	211	2,815	—	2,927		11,623
Fund shares sold	20	98	523	700	908	257		1,468
Dividends and interest	92	21	52	1,037	1	361		8,346
Securities lending income	74	26	51	68	23	36		4
Adviser	—	—	—	—	—	—		110
Administrator	—	—	—	7	3	4		—
Securities lending agent	4,150	469	—	30	—	—		1
Other assets	2	1	1	9	2	5		5
Total assets	499,144	261,260	406,065	2,274,043	606,258	1,075,128		1,108,703
Liabilities
Cash overdraft	—	5	29	2,699	—	2,743		—
Forward sales commitments, at value	—	—	—	—	—	—		384
Payable for:
Investment securities purchased	—	—	—	—	—	—		63,573
Return of securities loaned	25,502	11,646	20,327	99,787	26,153	54,318		5,825
Fund shares redeemed	55	151	328	947	801	212		935
Advisory fees	76	41	63	332	95	167		170
Administrative fees	56	30	47	267	71	125		—
12b-1 fees (Class A)	22	12	18	103	27	48		—
Board of trustee fees	12	7	13	111	12	23		101
Chief compliance officer fees	1	—	1	3	1	1		1
Other expenses	—	—	—	2	1	1		16
Total liabilities	25,724	11,892	20,826	104,251	27,161	57,638		71,005
Net assets	$473,420	$249,368	$385,239	$2,169,792	$579,097	$1,017,490		$1,037,698
Net assets consist of:
Paid-in capital(a)	$332,059	$211,412	$288,077	$1,707,223	$508,565	$845,859		$1,107,553
Total distributable earnings (loss)(a)	141,361	37,956	97,162	462,569	70,532	171,631		(69,855)
Net assets	$473,420	$249,368	$385,239	$2,169,792	$579,097	$1,017,490		$1,037,698
Net assets - Class A	$462,306	$239,212	$374,362	$2,099,520	$554,874	$973,927	$	N/A
Shares outstanding - Class A	24,235	17,360	23,403	100,949	35,366	53,585		N/A
Net asset value per share - Class A	$19.08	$13.78	$16.00	$20.80	$15.69	$18.18	$	N/A
Net assets - Class I	$11,114	$10,156	$10,877	$70,272	$24,223	$43,563		$1,037,698
Shares outstanding - Class I	578	731	676	3,255	1,487	2,309		103,000
Net asset value per share - Class I	$19.23	$13.90	$16.08	$21.59	$16.29	$18.86		$10.07
Investments - unaffiliated, at cost	$391,062	$228,624	$332,672	$1,707,051	$507,887	$845,589		$1,098,302
Investments - affiliated, at cost	21,566	11,177	20,327	99,757	26,373	54,318		58,684
Proceeds from forward sales commitments	—	—	—	—	—	—		384
Securities on loan included in
Investments - unaffiliated, at value	73,833	28,045	46,053	97,967	45,241	57,423		8,957

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency. See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2026

	JNL Emerging Markets Index Fund		JNL International Index Fund		JNL Mid Cap Index Fund		JNL Small Cap Index Fund		JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager Floating Rate Income Fund
Assets
Investments - unaffiliated, at value		$1,367,794		$3,072,434		$3,695,872		$2,868,608	$948,635	$1,504,691	$890,154
Investments - affiliated, at value		33,831		16,291		54,813		66,450	296,550	76,960	141,988
Purchased options, at value		—		—		—		—	41	—	—
Forward foreign currency contracts		—		23		—		—	201	—	—
Variation margin on futures/futures options contracts		525		142		240		82	20	—	—
OTC swap agreements		—		—		—		—	1,642	—	—
Cash		—		123		640		15	20,875	—	7,341
Cash collateral segregated for short sales		—		—		—		—	4,286	—	—
Foreign currency		2,678		691		—		—	—	4,535	158
Receivable from:
Investment securities sold		—		—		4,942		2,888	7,857	6,140	29,023
Fund shares sold		3,411		3,224		3,214		2,474	100	655	932
Dividends and interest		3,307		14,326		3,099		2,295	3,126	4,121	4,198
Securities lending income		41		30		11		22	2	41	—
Adviser		62		267		358		274	243	25	—
Securities lending agent		75		—		11		9,942	—	—	—
Deposits with brokers and counterparties		2,339		1,449		1,601		1,214	1,211	—	—
Other assets		14		14		15		11	63	126	10
Total assets		1,414,077		3,109,014		3,764,816		2,954,275	1,284,852	1,597,294	1,073,804
Liabilities
Cash overdraft		—		—		—		—	—	65	—
Foreign currency overdraft		—		—		—		—	1,026	—	—
Securities sold short, at value		—		—		—		—	296,809	—	—
Written options, at value		—		—		—		—	119	—	—
Forward foreign currency contracts		—		453		—		—	—	3	—
Variation margin on futures/futures options contracts		—		18		—		—	30	—	—
OTC swap agreements		—		—		—		—	2,613	—	—
Deferred foreign capital gains tax liability		7,111		—		—		—	—	4,310	—
Payable to affiliates		—		—		—		—	17	—	—
Payable for:
Investment securities purchased		1		—		19,472		3,858	18,869	3,902	147,009
Return of securities loaned		5,510		488		27,968		51,060	4,700	9,853	—
Dividends/interest on securities sold short		—		—		—		—	415	—	—
Interest expense and brokerage charges		—		—		—		—	237	—	—
Fund shares redeemed		1,705		3,829		4,916		4,766	114	1,959	683
Advisory fees		226		508		597		457	939	985	358
Administrative fees		—		—		—		—	158	195	113
12b-1 fees (Class A)		—		—		—		—	10	34	41
Board of trustee fees		56		154		183		156	76	133	80
Chief compliance officer fees		1		4		4		3	1	2	1
Other expenses		42		45		169		128	1	36	6
Total liabilities		14,652		5,499		53,309		60,428	326,134	21,477	148,291
Net assets		$1,399,425		$3,103,515		$3,711,507		$2,893,847	$958,718	$1,575,817	$925,513
Net assets consist of:
Paid-in capital(a)		$1,037,384		$1,850,691		$2,897,769		$2,347,687	$858,660	$1,137,926	$950,058
Total distributable earnings (loss)(a)		362,041		1,252,824		813,738		546,160	100,058	437,891	(24,545)
Net assets		$1,399,425		$3,103,515		$3,711,507		$2,893,847	$958,718	$1,575,817	$925,513
Net assets - Class A	$	N/A	$	N/A	$	N/A	$	N/A	$192,098	$688,760	$837,879
Shares outstanding - Class A		N/A		N/A		N/A		N/A	13,550	53,931	59,777
Net asset value per share - Class A	$	N/A	$	N/A	$	N/A	$	N/A	$14.18	$12.77	$14.02
Net assets - Class I		$1,399,425		$3,103,515		$3,711,507		$2,893,847	$766,620	$887,057	$87,634
Shares outstanding - Class I		96,894		229,195		245,284		199,393	52,744	69,224	6,105
Net asset value per share - Class I		$14.44		$13.54		$15.13		$14.51	$14.53	$12.81	$14.35
Investments - unaffiliated, at cost		$998,620		$2,089,594		$2,885,219		$2,334,907	$799,450	$1,182,309	$914,697
Investments - affiliated, at cost		33,831		16,291		54,813		60,659	296,550	76,473	141,988
Purchased options, at cost		—		—		—		—	21	—	—
Foreign currency cost		2,677		694		—		—	—	4,547	162
Proceeds from securities sold short		—		—		—		—	248,317	—	—
Premiums from written options		—		—		—		—	102	—	—
Securities on loan included in
Investments - unaffiliated, at value		12,601		50,266		53,796		73,516	7,981	32,033	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency. See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2026

	JNL Multi-Manager International Equity Fund	JNL Multi-Manager International Small Cap Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Select Equity Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund
Assets
Investments - unaffiliated, at value	$1,421,372	$991,830	$1,036,731	$1,507,226	$2,490,303	$1,900,609		$625,807
Investments - affiliated, at value	64,601	8,609	85,021	15,193	118,658	118,523		2,321
Variation margin on futures/futures options contracts	—	—	—	—	—	—		12
Cash	208	43	299	1,726	4,530	120		486
Foreign currency	149	2,467	—	—	—	—		—
Receivable from:
Investment securities sold	—	14,071	8,224	59,139	20,082	4,104		21
Fund shares sold	464	844	1,300	562	1,505	1,544		1,281
Dividends and interest	3,588	2,818	530	1,584	534	1,665		285
Securities lending income	25	36	8	4	131	15		—
Adviser	—	—	22	147	—	5		87
Administrator	—	—	—	—	—	—		31
Securities lending agent	—	—	—	—	6,029	4,548		447
Deposits with brokers and counterparties	—	—	—	—	—	—		153
WCM Partners Fund	—	—	—	15,000	—	—		—
Other assets	7	196	5	6	10	8		2
Total assets	1,490,414	1,020,914	1,132,140	1,600,587	2,641,782	2,031,141		630,933
Liabilities
Deferred foreign capital gains tax liability	—	1,179	—	—	—	—		—
Payable to affiliates	—	—	3	26	—	—		—
Payable for:
Investment securities purchased	9,476	9,954	8,089	39,135	20,507	711		—
Return of securities loaned	36,213	1,360	4,811	12,808	72,954	15,933		808
Fund shares redeemed	2,045	1,384	1,727	1,383	4,669	2,891		276
Advisory fees	600	622	533	652	1,121	1,065		102
Administrative fees	177	126	131	188	200	161		51
12b-1 fees (Class A)	35	20	17	8	90	66		—
Board of trustee fees	95	42	49	10	127	103		7
Chief compliance officer fees	2	1	1	2	3	2		1
Other expenses	17	19	1	2	3	3		31
Total liabilities	48,660	14,707	15,362	54,214	99,674	20,935		1,276
Net assets	$1,441,754	$1,006,207	$1,116,778	$1,546,373	$2,542,108	$2,010,206		$629,657
Net assets consist of:
Paid-in capital(a)	$1,060,549	$877,721	$1,029,827	$1,303,741	$2,066,298	$1,679,331		$342,630
Total distributable earnings (loss)(a)	381,205	128,486	86,951	242,632	475,810	330,875		287,027
Net assets	$1,441,754	$1,006,207	$1,116,778	$1,546,373	$2,542,108	$2,010,206		$629,657
Net assets - Class A	$709,339	$398,205	$419,497	$155,068	$1,862,954	$1,348,410	$	N/A
Shares outstanding - Class A	45,972	26,104	19,568	7,417	36,154	53,277		N/A
Net asset value per share - Class A	$15.43	$15.25	$21.44	$20.91	$51.53	$25.31	$	N/A
Net assets - Class I	$732,415	$608,002	$697,281	$1,391,305	$679,154	$661,796		$629,657
Shares outstanding - Class I	43,931	39,369	31,774	65,747	12,243	25,536		18,436
Net asset value per share - Class I	$16.67	$15.44	$21.95	$21.16	$55.47	$25.92		$34.15
Investments - unaffiliated, at cost	$1,294,018	$918,949	$952,302	$1,264,594	$2,014,493	$1,577,019		$339,535
Investments - affiliated, at cost	64,601	8,609	82,536	15,193	118,658	112,221		1,672
Foreign currency cost	148	2,471	—	—	—	—		—
Securities on loan included in
Investments - unaffiliated, at value	66,035	41,342	5,494	12,868	111,055	29,612		839

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency. See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2026

	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/Cohen & Steers U.S. Realty Fund	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund
Assets
Investments - unaffiliated, at value	$3,127,641	$689,788	$4,442,909	$2,665,760	$606,361	$689,473	$1,756,351
Investments - affiliated, at value	298,948	26,114	8,573	9,251	6,243	6,466	6,205
Purchased options, at value	9,459	—	—	—	—	—	—
Forward foreign currency contracts	4,075	—	—	—	—	—	—
Variation margin on futures/futures options contracts	3,659	—	—	—	—	—	—
Variation margin on swap agreements	1,115	—	—	—	—	—	—
OTC swap agreements	4,777	—	—	—	—	—	—
OTC swap premiums paid	615	—	—	—	—	—	—
Cash	36,751	—	380	—	1,725	17	299
Cash collateral segregated for short sales	13	—	—	—	—	—	—
Foreign currency	32,510	614	—	—	4	935	—
Receivable from:
Investment securities sold	43,794	—	—	9,611	1,664	138	1,807
Fund shares sold	1,577	530	3,609	2,105	424	801	652
Dividends and interest	13,333	1,300	207	5,309	2,573	1,694	816
Securities lending income	42	9	—	4	—	13	4
Adviser	—	—	117	—	—	—	—
Administrator	—	—	—	—	—	2	2
Securities lending agent	1,077	—	—	—	—	—	—
Deposits with brokers and counterparties	58,300	—	—	—	—	—	—
Other assets	56	3	20	12	2	2	8
Total assets	3,637,742	718,358	4,455,815	2,692,052	618,996	699,541	1,766,144
Liabilities
Foreign currency overdraft	—	—	—	4	—	—	—
Written options, at value	26,550	—	—	—	—	—	—
Forward foreign currency contracts	9,498	—	—	—	—	—	—
Variation margin on futures/futures options contracts	5,304	—	—	—	—	—	—
Variation margin on swap agreements	2,682	—	—	—	—	—	—
OTC swap agreements	7,940	—	—	—	—	—	—
OTC swap premiums received	53	—	—	—	—	—	—
Deferred foreign capital gains tax liability	21	—	—	—	—	—	—
Payable to affiliates	843	34	7	—	54	—	—
Payable for:
Investment securities purchased	107,773	458	—	11,004	1,642	—	—
Deposits from counterparties	2,080	—	—	—	—	—	—
Return of securities loaned	43,459	13,392	—	—	6,243	4,027	3,408
Fund shares redeemed	3,419	664	7,553	3,933	787	1,690	1,733
Advisory fees	1,593	331	1,680	1,102	284	256	561
Administrative fees	415	92	352	330	76	85	144
12b-1 fees (Class A)	166	34	188	63	30	32	83
Board of trustee fees	325	76	235	91	100	6	87
Chief compliance officer fees	4	1	5	3	1	1	2
Other expenses	357	1	5	3	4	1	6
Total liabilities	212,482	15,083	10,025	16,533	9,221	6,098	6,024
Net assets	$3,425,260	$703,275	$4,445,790	$2,675,519	$609,775	$693,443	$1,760,120
Net assets consist of:
Paid-in capital(a)	$3,190,273	$642,468	$2,706,046	$1,612,900	$574,660	$495,346	$1,016,941
Total distributable earnings (loss)(a)	234,987	60,807	1,739,744	1,062,619	35,115	198,097	743,179
Net assets	$3,425,260	$703,275	$4,445,790	$2,675,519	$609,775	$693,443	$1,760,120
Net assets - Class A	$3,399,801	$694,951	$3,936,483	$1,275,780	$601,545	$657,874	$1,706,142
Shares outstanding - Class A	149,152	40,059	34,669	49,466	56,177	39,759	45,492
Net asset value per share - Class A	$22.79	$17.35	$113.54	$25.79	$10.71	$16.55	$37.50
Net assets - Class I	$25,459	$8,324	$509,307	$1,399,739	$8,230	$35,569	$53,978
Shares outstanding - Class I	1,083	465	4,202	52,102	760	2,127	1,321
Net asset value per share - Class I	$23.52	$17.89	$121.21	$26.87	$10.83	$16.72	$40.85
Investments - unaffiliated, at cost	$2,878,358	$629,008	$2,703,165	$2,223,979	$559,325	$529,031	$1,013,171
Investments - affiliated, at cost	301,383	26,114	8,573	9,251	6,243	6,466	6,205
Purchased options, at cost	12,215	—	—	—	—	—	—
Foreign currency cost	32,933	613	—	—	—	940	—
Premiums from written options	11,864	—	—	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	111,335	14,427	1,973	17,656	5,985	23,465	8,355

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency. See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2026

	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund	JNL/Dreyfus Government Money Market Fund	JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund
Assets
Investments - unaffiliated, at value	$858,406	$2,344,033	$321,033	$1,237,410	$1,629,130	$1,332,339	$1,319,912
Investments - affiliated, at value	11,452	26,152	7,374	14,333	24,890	—	36,696
Repurchase agreements, at value	—	—	—	—	—	1,155,000	—
Variation margin on futures/futures options contracts	—	1,319	—	—	347	—	—
OTC swap agreements	—	—	—	7,478	—	—	—
Cash	—	474	—	—	40	1,675	95
Foreign currency	—	1,026	—	—	—	—	—
Receivable from:
Investment securities sold	3,662	4,590	—	1,600	—	—	3,422
Fund shares sold	1,122	1,925	168	979	2,169	19,688	642
Dividends and interest	374	17,099	4,734	7,784	8,204	4,233	357
Securities lending income	17	4	1	—	—	—	—
Administrator	1	—	—	—	—	—	—
Deposits with brokers and counterparties	—	11,724	—	6,461	12,648	—	—
Other assets	3	11	1	6	8	9	6
Total assets	875,037	2,408,357	333,311	1,276,051	1,677,436	2,512,944	1,361,130
Liabilities
Cash overdraft	1,990	—	—	2,634	—	—	—
Forward foreign currency contracts	—	10	—	—	—	—	—
Variation margin on futures/futures options contracts	—	2,433	—	—	2,115	—	—
OTC swap agreements	—	—	—	16,316	—	—	—
Deferred foreign capital gains tax liability	—	5	—	—	—	—	—
Payable for:
Investment securities purchased	—	12,135	1,700	10,603	15,529	—	20,286
Deposits from counterparties	—	—	—	5,041	—	—	—
Return of securities loaned	11,452	6,940	821	—	—	—	9
Fund shares redeemed	543	1,351	158	1,797	1,067	9,948	3,418
Advisory fees	362	732	170	560	587	321	534
Administrative fees	102	196	41	155	137	206	164
12b-1 fees (Class A)	40	75	6	60	33	118	37
Dividends	—	—	—	—	—	6,461	—
Board of trustee fees	12	315	51	68	111	152	38
Chief compliance officer fees	1	3	1	2	2	3	2
Other expenses	1	3	—	1	2	3	1
Total liabilities	14,503	24,198	2,948	37,237	19,583	17,212	24,489
Net assets	$860,534	$2,384,159	$330,363	$1,238,814	$1,657,853	$2,495,732	$1,336,641
Net assets consist of:
Paid-in capital(a)	$702,089	$2,491,050	$339,579	$1,285,384	$1,798,941	$2,495,582	$914,351
Total distributable earnings (loss)(a)	158,445	(106,891)	(9,216)	(46,570)	(141,088)	150	422,290
Net assets	$860,534	$2,384,159	$330,363	$1,238,814	$1,657,853	$2,495,732	$1,336,641
Net assets - Class A	$825,786	$1,513,358	$126,116	$1,216,046	$673,337	$2,410,690	$763,340
Shares outstanding - Class A	49,497	108,896	9,363	43,033	57,694	2,410,538	23,478
Net asset value per share - Class A	$16.68	$13.90	$13.47	$28.26	$11.67	$1.00	$32.51
Net assets - Class I	$34,748	$870,801	$204,247	$22,768	$984,516	$85,042	$573,301
Shares outstanding - Class I	2,035	56,855	15,089	786	82,567	85,046	17,186
Net asset value per share - Class I	$17.08	$15.32	$13.54	$28.95	$11.92	$1.00	$33.36
Investments - unaffiliated, at cost	$699,960	$2,449,769	$330,249	$1,275,141	$1,775,495	$1,332,339	$897,622
Investments - affiliated, at cost	11,452	26,152	7,374	14,333	24,890	—	36,696
Repurchase agreements, at cost	—	—	—	—	—	1,155,000	—
Foreign currency cost	—	1,031	—	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	20,977	8,614	806	—	—	—	390

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency. See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2026

	JNL/Fidelity Institutional AM Total Bond Fund	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Hedged Equity Fund
Assets
Investments - unaffiliated, at value	$1,456,125	$453,820	$1,380,503	$5,348,364	$724,102	$1,991,047	$777,700
Investments - affiliated, at value	46,909	7,816	58,583	54,015	30,455	86,171	79,369
Purchased options, at value	563	—	—	—	—	—	9,832
Forward foreign currency contracts	1	—	—	—	—	—	—
Variation margin on futures/futures options contracts	4	—	—	163	—	—	1,009
Variation margin on swap agreements	44	—	—	—	—	—	—
OTC swap agreements	75	—	—	—	—	—	—
OTC swap premiums paid	90	—	—	—	—	—	—
Cash	—	563	4,865	425	413	284	3,568
Foreign currency	43	400	—	—	713	—	—
Receivable from:
Investment securities sold	30,690	1,721	1,041	—	4,654	20,454	12,776
Fund shares sold	1,392	238	590	3,981	749	2,423	524
Dividends and interest	13,183	1,757	13,268	6,267	2,663	260	457
Securities lending income	8	55	39	8	69	7	—
Securities lending agent	—	—	—	317	—	—	—
Deposits with brokers and counterparties	924	—	—	1,874	—	—	5,924
Other assets	7	2	7	22	214	8	4
Total assets	1,550,058	466,372	1,458,896	5,415,436	764,032	2,100,654	891,163
Liabilities
Cash overdraft	76	—	—	—	—	—	—
Forward sales commitments, at value	1,966	—	—	—	—	—	—
Written options, at value	172	—	—	—	—	—	10,101
Variation margin on futures/futures options contracts	308	—	—	—	—	—	476
Variation margin on swap agreements	26	—	—	—	—	—	—
OTC swap agreements	16	—	—	—	—	—	—
OTC swap premiums received	76	—	—	—	—	—	—
Deferred foreign capital gains tax liability	—	—	—	—	7,759	—	—
Payable to affiliates	—	52	11	—	180	—	—
Payable for:
Investment securities purchased	105,603	2,859	1,500	—	10,354	51,268	86,803
Deposits from counterparties	171	—	—	—	—	—	—
Return of securities loaned	10,278	7,816	43,242	22,635	16,079	14,237	—
Fund shares redeemed	1,018	345	991	5,632	429	3,488	1,809
Advisory fees	424	263	596	1,089	529	984	329
Administrative fees	118	56	116	616	91	159	99
12b-1 fees (Class A)	32	22	69	259	21	96	38
Board of trustee fees	97	51	147	369	23	93	21
Chief compliance officer fees	2	1	2	6	1	2	1
Other expenses	2	1	2	6	22	2	1
Total liabilities	120,385	11,466	46,676	30,612	35,488	70,329	99,678
Net assets	$1,429,673	$454,906	$1,412,220	$5,384,824	$728,544	$2,030,325	$791,485
Net assets consist of:
Paid-in capital(a)	$1,490,512	$414,825	$1,307,207	$4,175,405	$696,861	$1,493,487	$537,928
Total distributable earnings (loss)(a)	(60,839)	40,081	105,013	1,209,419	31,683	536,838	253,557
Net assets	$1,429,673	$454,906	$1,412,220	$5,384,824	$728,544	$2,030,325	$791,485
Net assets - Class A	$767,338	$451,200	$1,401,878	$5,336,561	$418,191	$1,996,534	$759,618
Shares outstanding - Class A	58,319	19,363	72,636	94,438	24,567	38,424	43,216
Net asset value per share - Class A	$13.16	$23.30	$19.30	$56.51	$17.02	$51.96	$17.58
Net assets - Class I	$662,335	$3,706	$10,342	$48,263	$310,353	$33,791	$31,867
Shares outstanding - Class I	48,471	155	548	832	17,763	611	1,779
Net asset value per share - Class I	$13.66	$23.95	$18.86	$58.01	$17.47	$55.34	$17.91
Investments - unaffiliated, at cost	$1,517,413	$413,733	$1,275,486	$4,139,029	$684,966	$1,454,209	$523,938
Investments - affiliated, at cost	46,909	7,816	58,583	54,015	30,455	86,171	79,369
Purchased options, at cost	624	—	—	—	—	—	10,052
Foreign currency cost	42	400	—	—	713	—	—
Proceeds from forward sales commitments	1,969	—	—	—	—	—	—
Premiums from written options	208	—	—	—	—	—	9,939
Securities on loan included in
Investments - unaffiliated, at value	10,834	24,016	42,345	36,760	28,436	39,401	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency. See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2026

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan Nasdaq Hedged Equity Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/JPMorgan U.S. Value Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund
Assets
Investments - unaffiliated, at value	$3,551,751	$54,527	$1,140,240	$1,400,964	$1,952,429	$617,358	$905,656
Investments - affiliated, at value	11,855	9,399	32,144	11,160	50,649	2,267	1,160
Purchased options, at value	—	1,516	—	—	—	—	—
Variation margin on futures/futures options contracts	—	349	9	—	—	126	—
Cash	381	1,750	—	345	1,275	2,817	—
Foreign currency	—	—	—	40	—	—	—
Receivable from:
Investment securities sold	9,714	1,468	2,021	2,880	354	1,798	70,440
Fund shares sold	4,088	95	1,047	473	1,302	640	1,553
Dividends and interest	824	18	7,061	1,584	5,087	6,550	232
Securities lending income	3	—	—	—	10	—	1
Adviser	—	—	—	—	408	—	—
Administrator	—	—	—	—	—	—	1
Deposits with brokers and counterparties	—	745	—	—	—	1,527	223
Other assets	15	—	6	6	10	3	5
Total assets	3,578,631	69,867	1,182,528	1,417,452	2,011,524	633,086	979,271
Liabilities
Written options, at value	—	1,464	—	—	—	—	—
Variation margin on futures/futures options contracts	—	175	41	—	—	160	16
Payable to affiliates	—	—	—	—	457	—	—
Payable for:
Investment securities purchased	—	12,677	5,562	278	1,313	8,086	66,524
Return of securities loaned	—	—	—	—	—	2,267	963
Fund shares redeemed	6,108	396	1,096	1,206	2,814	481	4,464
Advisory fees	1,364	22	281	558	867	184	143
Administrative fees	277	7	97	115	253	79	118
12b-1 fees (Class A)	154	3	43	53	79	24	43
Board of trustee fees	134	—	116	96	211	14	15
Chief compliance officer fees	4	—	2	2	3	1	1
Other expenses	3	5	1	1	10	1	14
Total liabilities	8,044	14,749	7,239	2,309	6,007	11,297	72,301
Net assets	$3,570,587	$55,118	$1,175,289	$1,415,143	$2,005,517	$621,789	$906,970
Net assets consist of:
Paid-in capital(a)	$3,018,845	$39,563	$1,245,589	$1,101,017	$1,755,076	$627,125	$765,085
Total distributable earnings (loss)(a)	551,742	15,555	(70,300)	314,126	250,441	(5,336)	141,885
Net assets	$3,570,587	$55,118	$1,175,289	$1,415,143	$2,005,517	$621,789	$906,970
Net assets - Class A	$3,234,594	$52,102	$859,169	$1,071,451	$1,626,278	$484,047	$892,434
Shares outstanding - Class A	38,749	4,566	60,886	45,266	85,156	47,623	25,850
Net asset value per share - Class A	$83.47	$11.41	$14.11	$23.67	$19.10	$10.16	$34.52
Net assets - Class I	$335,993	$3,016	$316,120	$343,692	$379,239	$137,742	$14,536
Shares outstanding - Class I	3,821	263	20,823	14,054	19,451	13,436	441
Net asset value per share - Class I	$87.92	$11.46	$15.18	$24.46	$19.50	$10.25	$32.97
Investments - unaffiliated, at cost	$3,000,095	$38,996	$1,210,607	$1,086,921	$1,794,818	$617,556	$763,746
Investments - affiliated, at cost	11,855	9,399	32,144	11,160	50,649	2,267	1,160
Purchased options, at cost	—	1,509	—	—	—	—	—
Foreign currency cost	—	—	—	37	—	—	—
Premiums from written options	—	1,468	—	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	6,907	—	—	—	27,069	2,223	1,385

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency. See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2026

	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund
Assets
Investments - unaffiliated, at value	$1,188,672	$382,074	$1,344,177	$1,775,515	$1,351,474	$2,667,949	$737,031
Investments - affiliated, at value	5,499	4,115	2,950	7,186	26,110	11,819	9,372
Variation margin on futures/futures options contracts	6	1	11	14	2	—	42
Cash	95	—	17,486	418	83	98	169
Receivable from:
Investment securities sold	—	—	—	—	—	—	7,538
Fund shares sold	1,255	783	1,199	5,557	1,775	2,733	6,549
Dividends and interest	296	963	481	648	628	1,735	249
Securities lending income	2	2	—	1	2	2	2
Administrator	1	—	1	1	1	1	1
Securities lending agent	3,360	734	—	103	3	814	4
Deposits with brokers and counterparties	415	160	380	744	541	750	192
Other assets	6	1	6	7	7	13	2
Total assets	1,199,607	388,833	1,366,691	1,790,194	1,380,626	2,685,914	761,151
Liabilities
Variation margin on futures/futures options contracts	6	47	10	73	19	164	—
Payable for:
Investment securities purchased	—	—	17,309	—	201	—	12,282
Return of securities loaned	6,273	3,117	—	2,177	1,668	2,879	2,345
Fund shares redeemed	2,385	1,466	1,701	2,725	1,610	3,904	1,349
Advisory fees	176	62	195	274	200	369	105
Administrative fees	147	49	164	233	168	317	85
12b-1 fees (Class A)	57	19	65	88	67	130	35
Board of trustee fees	65	8	64	105	66	168	5
Chief compliance officer fees	2	—	2	2	2	3	1
Other expenses	16	4	62	27	23	35	9
Total liabilities	9,127	4,772	19,572	5,704	4,024	7,969	16,216
Net assets	$1,190,480	$384,061	$1,347,119	$1,784,490	$1,376,602	$2,677,945	$744,935
Net assets consist of:
Paid-in capital(a)	$904,350	$367,591	$689,261	$1,511,013	$999,577	$1,509,837	$587,445
Total distributable earnings (loss)(a)	286,130	16,470	657,858	273,477	377,025	1,168,108	157,490
Net assets	$1,190,480	$384,061	$1,347,119	$1,784,490	$1,376,602	$2,677,945	$744,935
Net assets - Class A	$1,176,414	$375,072	$1,321,663	$1,758,909	$1,352,567	$2,640,740	$727,406
Shares outstanding - Class A	22,331	19,889	20,017	36,363	47,212	50,578	23,980
Net asset value per share - Class A	$52.68	$18.86	$66.03	$48.37	$28.65	$52.21	$30.33
Net assets - Class I	$14,066	$8,989	$25,456	$25,581	$24,035	$37,205	$17,529
Shares outstanding - Class I	255	463	374	506	815	690	561
Net asset value per share - Class I	$55.15	$19.43	$68.09	$50.52	$29.51	$53.89	$31.26
Investments - unaffiliated, at cost	$902,510	$365,544	$686,354	$1,501,799	$984,071	$1,500,284	$579,632
Investments - affiliated, at cost	5,499	4,115	2,950	7,186	16,468	11,819	9,372
Securities on loan included in
Investments - unaffiliated, at value	8,790	3,080	—	3,319	4,500	10,098	2,818

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency. See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2026

	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund
Assets
Investments - unaffiliated, at value	$8,577,148	$346,667	$11,160,044	$212,561	$18,909,421	$4,879,256	$746,311
Investments - affiliated, at value	30,550	573	64,200	5,067	112,578	22,566	3,828
Variation margin on futures/futures options contracts	1,035	4	989	—	682	104	—
Cash	2,310	11	2,096	169	5,518	1,100	406
Receivable from:
Investment securities sold	—	175	—	—	—	29,568	—
Fund shares sold	9,048	1,708	13,944	326	22,865	2,332	1,689
Dividends and interest	1,093	189	1,537	852	8,469	2,365	805
Securities lending income	10	—	5	—	197	6	1
Administrator	6	—	21	—	—	—	1
Securities lending agent	—	—	2,535	19	1,806	1,327	—
Deposits with brokers and counterparties	2,968	142	4,134	189	7,168	1,143	239
Other assets	34	1	44	1	76	22	3
Total assets	8,624,202	349,470	11,249,549	219,184	19,068,780	4,939,789	753,283
Liabilities
Variation margin on futures/futures options contracts	209	1	183	48	18	40	45
Payable for:
Investment securities purchased	—	—	—	551	—	—	—
Return of securities loaned	9,105	—	21,413	3,495	701,806	10,265	1,897
Fund shares redeemed	17,551	586	22,076	334	27,382	5,827	1,453
Advisory fees	1,133	58	1,435	35	1,478	626	114
Administrative fees	966	45	1,228	26	1,373	574	92
12b-1 fees (Class A)	403	17	510	10	879	235	37
Board of trustee fees	175	4	190	6	509	615	13
Chief compliance officer fees	9	—	12	—	21	6	1
Other expenses	110	5	868	3	905	67	11
Total liabilities	29,661	716	47,915	4,508	734,371	18,255	3,663
Net assets	$8,594,541	$348,754	$11,201,634	$214,676	$18,334,409	$4,921,534	$749,620
Net assets consist of:
Paid-in capital(a)	$4,079,148	$340,010	$5,631,772	$207,737	$6,529,472	$2,823,319	$654,456
Total distributable earnings (loss)(a)	4,515,393	8,744	5,569,862	6,939	11,804,937	2,098,215	95,164
Net assets	$8,594,541	$348,754	$11,201,634	$214,676	$18,334,409	$4,921,534	$749,620
Net assets - Class A	$8,446,685	$341,108	$10,676,316	$204,766	$18,133,175	$4,842,469	$735,159
Shares outstanding - Class A	93,705	16,699	97,658	12,822	302,697	153,049	26,536
Net asset value per share - Class A	$90.14	$20.43	$109.32	$15.97	$59.91	$31.64	$27.70
Net assets - Class I	$147,856	$7,646	$525,318	$9,910	$201,234	$79,065	$14,461
Shares outstanding - Class I	1,565	363	7,127	604	3,207	2,431	507
Net asset value per share - Class I	$94.50	$21.05	$73.71	$16.40	$62.76	$32.52	$28.50
Investments - unaffiliated, at cost	$4,062,137	$337,909	$5,590,699	$206,886	$7,128,253	$2,786,831	$651,198
Investments - affiliated, at cost	30,550	573	64,200	5,067	92,862	18,010	3,828
Securities on loan included in
Investments - unaffiliated, at value	24,020	1,617	21,489	5,090	689,786	17,714	3,232

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency. See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2026

	JNL/Mellon World Index Fund	JNL/MFS Equity Income Fund	JNL/MFS Mid Cap Value Fund	JNL/Morningstar SMID Moat Focus Index Fund	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund
Assets
Investments - unaffiliated, at value	$906,800	$824,272	$1,958,571	$18,016	$401,192	$567,438	$57,911
Investments - affiliated, at value	6,553	9,604	53,571	—	173	340	3,706
Variation margin on futures/futures options contracts	28	—	—	—	7	17	1,024
Cash	194	1,855	1,014	24	353	1,453	1
Foreign currency	624	74	—	—	—	—	—
Receivable from:
Investment securities sold	6,213	329	25,950	—	275	—	250
Fund shares sold	582	259	1,341	91	369	457	351
Dividends and interest	3,213	1,677	2,679	14	229	703	309
Securities lending income	6	5	90	—	—	—	—
Administrator	1	—	—	—	1	—	—
Securities lending agent	—	1,689	1,284	1,223	183	—	—
Deposits with brokers and counterparties	349	—	—	4	113	201	6,286
Other assets	4	4	8	—	2	3	—
Total assets	924,567	839,768	2,044,508	19,372	402,897	570,612	69,838
Liabilities
Forward foreign currency contracts	11	—	—	—	—	—	—
Variation margin on futures/futures options contracts	1	—	—	—	—	—	1,220
Payable to affiliates	244	21	77	—	—	—	—
Payable for:
Investment securities purchased	—	—	45,304	—	—	—	718
Return of securities loaned	2,858	8,352	7,993	1,223	183	—	—
Fund shares redeemed	955	547	2,149	4	526	598	87
Advisory fees	138	314	881	3	82	94	26
Administrative fees	113	102	161	2	49	70	9
12b-1 fees (Class A)	44	20	89	1	19	27	3
Board of trustee fees	96	29	136	—	6	29	5
Chief compliance officer fees	1	1	2	—	1	1	—
Other expenses	12	1	2	15	5	183	—
Total liabilities	4,473	9,387	56,794	1,248	871	1,002	2,068
Net assets	$920,094	$830,381	$1,987,714	$18,124	$402,026	$569,610	$67,770
Net assets consist of:
Paid-in capital(a)	$559,928	$769,946	$1,607,132	$17,140	$325,403	$440,408	$69,602
Total distributable earnings (loss)(a)	360,166	60,435	380,582	984	76,623	129,202	(1,832)
Net assets	$920,094	$830,381	$1,987,714	$18,124	$402,026	$569,610	$67,770
Net assets - Class A	$896,355	$412,421	$1,802,957	$16,990	$381,191	$555,971	$67,769
Shares outstanding - Class A	15,385	19,847	72,492	1,386	11,877	53,055	2,923
Net asset value per share - Class A	$58.26	$20.78	$24.87	$12.26	$32.09	$10.48	$23.18
Net assets - Class I	$23,739	$417,960	$184,757	$1,134	$20,835	$13,639	$1
Shares outstanding - Class I	399	19,596	7,213	92	631	1,273	—
Net asset value per share - Class I	$59.50	$21.33	$25.61	$12.34	$33.00	$10.72	$23.70
Investments - unaffiliated, at cost	$547,265	$763,871	$1,578,706	$17,037	$324,642	$549,962	$57,926
Investments - affiliated, at cost	6,038	9,604	53,571	—	173	340	3,706
Foreign currency cost	625	74	—	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	5,868	8,084	11,956	1,199	355	—	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency. See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2026

	JNL/Neuberger Berman Gold Plus Strategy Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Newton Equity Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Emerging Markets Debt Fund
Assets
Investments - unaffiliated, at value	$92,461	$1,449,479	$4,377,793	$2,797,550	$814,579	$1,616,260	$48,999
Investments - affiliated, at value	3,464	34,572	45,262	3,479	11,531	—	1,308
Purchased options, at value	—	—	—	—	—	—	93
Forward foreign currency contracts	—	3,374	—	4,185	2,985	5,143	—
Variation margin on futures/futures options contracts	52	510	—	836	18	833	13
Variation margin on swap agreements	—	80	—	4,143	705	1,197	—
OTC swap agreements	—	35	—	2,257	4	224	—
OTC swap premiums paid	—	—	—	1,512	1,163	—	—
Cash	—	—	—	1,311	2,387	2,778	24
Foreign currency	—	17,598	—	7,613	1,909	4,653	—
Receivable from:
Investment securities sold	60	7,891	3,289	980,608	11,757	171,541	—
Fund shares sold	77	1,378	10,492	6,384	811	635	—
Treasury roll transactions	—	—	—	—	9,241	705,447	—
Dividends and interest	613	13,558	5,917	13,732	9,458	5,791	896
Securities lending income	—	14	3	1	2	—	—
Adviser	—	—	—	—	—	—	6
Securities lending agent	—	—	—	905	2,320	—	—
Deposits with brokers and counterparties	5,597	7,648	—	38,837	16,731	6,682	94
Other assets	—	6	18	8	3	67	—
Total assets	102,324	1,536,143	4,442,774	3,863,361	885,604	2,521,251	51,433
Liabilities
Cash overdraft	—	410	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	221	209,158	—
Forward sales commitments, at value	—	—	—	9,473	—	56,170	—
Written options, at value	—	—	—	119	27	544	31
Forward foreign currency contracts	—	836	—	11,639	850	1,510	—
Variation margin on futures/futures options contracts	69	661	—	2,736	971	661	3
Variation margin on swap agreements	—	13	—	1,826	109	472	—
OTC swap agreements	—	84	—	142	40	—	—
OTC swap premiums received	—	—	—	1,732	—	—	—
Deferred foreign capital gains tax liability	—	5	—	85	—	—	—
Payable for:
Investment securities purchased	50	179,223	—	1,938,304	77,877	303,841	—
Treasury roll transactions	—	—	—	—	39,406	884,650	—
Deposits from counterparties	—	1,310	—	3,993	4,089	4,612	—
Return of securities loaned	—	21,507	—	2,438	11,023	—	251
Interest expense and brokerage charges	—	—	—	—	—	483	—
Fund shares redeemed	77	964	7,650	1,403	851	629	—
Advisory fees	59	499	1,435	736	216	340	26
Administrative fees	14	164	518	232	62	87	6
12b-1 fees (Class A)	5	61	171	65	22	44	2
Board of trustee fees	1	151	38	76	36	153	—
Chief compliance officer fees	—	2	5	2	1	1	—
Other expenses	—	6	5	307	33	34	—
Total liabilities	275	205,896	9,822	1,975,308	135,834	1,463,389	319
Net assets	$102,049	$1,330,247	$4,432,952	$1,888,053	$749,770	$1,057,862	$51,114
Net assets consist of:
Paid-in capital(a)	$104,365	$1,330,093	$3,899,338	$1,917,477	$767,681	$1,067,928	$50,418
Total distributable earnings (loss)(a)	(2,316)	154	533,614	(29,424)	(17,911)	(10,066)	696
Net assets	$102,049	$1,330,247	$4,432,952	$1,888,053	$749,770	$1,057,862	$51,114
Net assets - Class A	$102,047	$1,237,233	$3,466,066	$1,322,635	$453,482	$881,060	$50,928
Shares outstanding - Class A	5,284	87,666	76,462	100,185	33,734	70,206	5,023
Net asset value per share - Class A	$19.31	$14.11	$45.33	$13.20	$13.44	$12.55	$10.14
Net assets - Class I	$2	$93,014	$966,886	$565,418	$296,288	$176,802	$186
Shares outstanding - Class I	—	6,410	20,801	41,748	21,563	13,628	18
Net asset value per share - Class I	$19.57	$14.51	$46.48	$13.54	$13.74	$12.97	$10.15
Investments - unaffiliated, at cost	$93,101	$1,450,049	$3,844,179	$2,856,714	$841,353	$1,644,104	$48,728
Investments - affiliated, at cost	3,464	34,572	45,262	3,479	11,531	—	1,308
Purchased options, at cost	—	—	—	—	—	—	200
Foreign currency cost	—	17,863	—	7,019	1,910	4,678	—
Proceeds from forward sales commitments	—	—	—	9,481	—	56,256	—
Premiums from written options	—	—	—	208	67	1,036	81
Securities on loan included in
Investments - unaffiliated, at value	—	25,318	—	2,387	10,784	—	328

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency. See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2026

	JNL/PPM America High Yield Bond Fund	JNL/PPM America Investment Grade Credit Fund	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Capital Appreciation Equity Fund	JNL/T. Rowe Price Capital Appreciation Fund
Assets
Investments - unaffiliated, at value	$1,424,801	$173,507	$1,262,138	$410,240	$2,257,287	$1,047,098	$14,544,949
Investments - affiliated, at value	156,803	4,455	48,911	14,061	27,120	14,590	702,735
Variation margin on futures/futures options contracts	4	19	266	9	73	—	—
Cash	1,642	3	1,867	144	723	327	14,240
Foreign currency	—	—	—	—	—	—	5,353
Receivable from:
Investment securities sold	5,853	485	40,521	214	377	—	212,680
Fund shares sold	1,479	71	1,086	54	368	1,328	22,353
Dividends and interest	24,609	2,089	8,880	420	1,611	630	50,025
Securities lending income	31	—	—	5	6	1	4
Securities lending agent	—	—	—	—	1,179	—	—
Deposits with brokers and counterparties	143	82	1,154	109	436	—	—
Other assets	18	1	13	1	9	5	69
Total assets	1,615,383	180,712	1,364,836	425,257	2,289,189	1,063,979	15,552,408
Liabilities
Written options, at value	—	—	—	—	—	—	83,145
Variation margin on futures/futures options contracts	—	25	182	—	—	—	—
Payable to affiliates	—	—	—	—	—	—	179
Payable for:
Investment securities purchased	28,035	3,806	96,441	4,928	268	268	120,300
Return of securities loaned	67,646	1,084	1,822	7,840	10,573	11,537	13,757
Fund shares redeemed	1,191	126	1,156	654	2,576	1,065	23,531
Advisory fees	421	54	406	59	318	440	6,297
Administrative fees	125	22	104	49	275	127	1,671
12b-1 fees (Class A)	63	1	25	20	109	22	726
Board of trustee fees	182	1	74	35	390	3	321
Chief compliance officer fees	2	—	2	1	3	1	19
Other expenses	5	—	1	34	217	1	22
Total liabilities	97,670	5,119	100,213	13,620	14,729	13,464	249,968
Net assets	$1,517,713	$175,593	$1,264,623	$411,637	$2,274,460	$1,050,515	$15,302,440
Net assets consist of:
Paid-in capital(a)	$1,514,947	$175,769	$1,301,697	$329,549	$1,707,953	$921,723	$14,531,089
Total distributable earnings (loss)(a)	2,766	(176)	(37,074)	82,088	566,507	128,792	771,351
Net assets	$1,517,713	$175,593	$1,264,623	$411,637	$2,274,460	$1,050,515	$15,302,440
Net assets - Class A	$1,278,966	$19,815	$513,459	$405,044	$2,241,800	$462,331	$14,865,875
Shares outstanding - Class A	69,601	1,764	37,042	33,618	67,066	37,932	454,186
Net asset value per share - Class A	$18.38	$11.23	$13.86	$12.05	$33.43	$12.19	$32.73
Net assets - Class I	$238,747	$155,778	$751,164	$6,593	$32,660	$588,184	$436,565
Shares outstanding - Class I	10,840	13,767	53,118	549	956	47,990	13,012
Net asset value per share - Class I	$22.02	$11.32	$14.14	$12.01	$34.16	$12.26	$33.55
Investments - unaffiliated, at cost	$1,422,197	$173,741	$1,299,030	$329,198	$1,696,704	$918,306	$13,755,381
Investments - affiliated, at cost	156,803	4,455	48,911	13,621	21,517	14,590	702,735
Foreign currency cost	—	—	—	—	—	—	5,159
Premiums from written options	—	—	—	—	—	—	64,742
Securities on loan included in
Investments - unaffiliated, at value	75,827	1,061	1,789	9,797	15,318	11,209	27,807

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency. See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2026

	JNL/T. Rowe Price Growth Stock Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund
Assets
Investments - unaffiliated, at value	$8,826,980	$4,362,653	$1,027,614	$4,361,092	$2,368,307	$36,734	$9,330,254
Investments - affiliated, at value	20,752	29,401	18,948	30	14,243	7,184	107,902
Purchased options, at value	—	—	—	—	—	210	—
Forward foreign currency contracts	—	—	—	—	—	86	—
Variation margin on futures/futures options contracts	—	—	213	—	—	—	—
OTC swap agreements	—	—	—	—	—	1,910	—
Cash	4,624	—	4,085	—	—	81	8,863
Cash collateral segregated for short sales	—	—	—	—	—	1,207	—
Foreign currency	—	—	1	13	—	7	977
Receivable from:
Investment securities sold	27,605	21,201	1,556	24,829	14,931	117	78,666
Fund shares sold	4,813	2,291	1,171	3,327	2,000	81	4,482
Dividends and interest	1,284	845	7,610	3,692	5,608	136	31,658
Securities lending income	2	62	—	1	7	—	44
Adviser	63	8	—	—	—	—	—
Deposits with brokers and counterparties	—	3,719	—	—	—	3,950	—
Other assets	42	20	5	19	10	—	42
Total assets	8,886,165	4,420,200	1,061,203	4,393,003	2,405,106	51,703	9,562,888
Liabilities
Cash overdraft	—	4,458	—	1,942	—	—	—
Securities sold short, at value	—	—	—	—	—	1,196	—
Forward sales commitments, at value	—	—	—	—	—	—	25,947
Written options, at value	—	—	—	—	—	543	—
Forward foreign currency contracts	—	—	—	—	—	1	—
Variation margin on futures/futures options contracts	—	—	172	—	—	—	44
OTC swap agreements	—	—	—	—	—	2,124	—
Payable to affiliates	113	—	—	184	—	—	1
Payable for:
Investment securities purchased	16,850	10,433	22,586	6,883	8,580	190	166,280
Return of securities loaned	—	29,399	1,159	—	—	—	16,737
Fund shares redeemed	11,610	5,252	4,865	4,153	2,357	35	7,293
Advisory fees	3,130	1,918	266	1,594	1,219	41	2,424
Administrative fees	679	338	85	346	285	4	714
12b-1 fees (Class A)	377	207	50	158	58	2	451
Board of trustee fees	504	303	117	265	68	10	432
Chief compliance officer fees	11	5	1	5	3	—	12
Other expenses	11	5	1	5	2	—	11
Total liabilities	33,285	52,318	29,302	15,535	12,572	4,146	220,346
Net assets	$8,852,880	$4,367,882	$1,031,901	$4,377,468	$2,392,534	$47,557	$9,342,542
Net assets consist of:
Paid-in capital(a)	$6,438,860	$3,992,122	$1,036,354	$3,677,119	$1,408,932	$48,674	$7,950,648
Total distributable earnings (loss)(a)	2,414,020	375,760	(4,453)	700,349	983,602	(1,117)	1,391,894
Net assets	$8,852,880	$4,367,882	$1,031,901	$4,377,468	$2,392,534	$47,557	$9,342,542
Net assets - Class A	$7,892,683	$4,313,073	$1,001,233	$3,212,714	$1,201,782	$45,816	$9,247,716
Shares outstanding - Class A	72,437	48,215	85,451	88,831	63,524	3,203	197,915
Net asset value per share - Class A	$108.96	$89.46	$11.72	$36.17	$18.92	$14.30	$46.73
Net assets - Class I	$960,197	$54,809	$30,668	$1,164,754	$1,190,752	$1,741	$94,826
Shares outstanding - Class I	8,328	571	2,533	30,068	61,575	120	1,921
Net asset value per share - Class I	$115.29	$96.02	$12.11	$38.74	$19.34	$14.52	$49.37
Investments - unaffiliated, at cost	$6,412,960	$3,986,892	$1,031,415	$3,660,775	$1,591,078	$37,905	$7,938,835
Investments - affiliated, at cost	20,752	29,401	18,948	30	14,243	7,184	107,902
Purchased options, at cost	—	—	—	—	—	181	—
Foreign currency cost	—	—	1	13	—	8	978
Proceeds from securities sold short	—	—	—	—	—	1,256	—
Proceeds from forward sales commitments	—	—	—	—	—	—	25,923
Premiums from written options	—	—	—	—	—	630	—
Securities on loan included in
Investments - unaffiliated, at value	3,612	24,642	1,079	—	24,720	—	161,934

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency. See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2026

	JNL/WMC Equity Income Fund	JNL/WMC Value Fund
Assets
Investments - unaffiliated, at value	$914,023	$948,623
Investments - affiliated, at value	8,599	10,174
Cash	1,974	71
Receivable from:
Investment securities sold	1,907	—
Fund shares sold	598	503
Dividends and interest	1,558	1,046
Securities lending income	1	1
Securities lending agent	—	1,011
Other assets	4	5
Total assets	928,664	961,434
Liabilities
Payable to affiliates	82	—
Payable for:
Investment securities purchased	2,295	—
Return of securities loaned	6,230	10,718
Fund shares redeemed	1,116	1,006
Advisory fees	334	305
Administrative fees	115	78
12b-1 fees (Class A)	35	37
Board of trustee fees	20	118
Chief compliance officer fees	1	1
Other expenses	3	1
Total liabilities	10,231	12,264
Net assets	$918,433	$949,170
Net assets consist of:
Paid-in capital(a)	$829,189	$897,472
Total distributable earnings (loss)(a)	89,244	51,698
Net assets	$918,433	$949,170
Net assets - Class A	$703,378	$741,821
Shares outstanding - Class A	29,294	16,313
Net asset value per share - Class A	$24.01	$45.48
Net assets - Class I	$215,055	$207,349
Shares outstanding - Class I	8,716	4,329
Net asset value per share - Class I	$24.67	$47.90
Investments - unaffiliated, at cost	$825,126	$897,404
Investments - affiliated, at cost	8,599	10,174
Securities on loan included in
Investments - unaffiliated, at value	6,100	11,018

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency. See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2026

	JNL/American Funds Balanced Fund(b)	JNL/American Funds Bond Fund of America Fund(b)	JNL/American Funds Capital Income Builder Fund(b)	JNL/American Funds Global Growth Fund(b)	JNL/American Funds Growth Fund(b)	JNL/American Funds Growth-Income Fund(b)	JNL/American Funds International Fund(b)
Investment income
Dividends received from master fund (a)	$16,060	$3,881	$6,450	$8,001	$8,791	$49,461	$34,375
Total investment income	16,060	3,881	6,450	8,001	8,791	49,461	34,375

Expenses
Advisory fees	9,398	1,006	1,528	3,964	25,683	33,925	5,533
Administrative fees	1,787	251	291	619	3,751	5,321	755
12b-1 fees (Class A)	5,497	726	853	1,808	12,709	18,566	2,227
Legal fees	13	2	2	4	31	44	5
Board of trustee fees	29	4	5	9	68	98	11
Chief compliance officer fees	9	1	1	3	21	31	4
Other expenses	18	2	2	6	42	62	7
Total expenses	16,751	1,992	2,682	6,413	42,305	58,047	8,542
Advisory fees waiver	(5,587)	(503)	(727)	(2,477)	(18,563)	(18,838)	(3,775)
Net expenses	11,164	1,489	1,955	3,936	23,742	39,209	4,767
Net investment income (loss)	4,896	2,392	4,495	4,065	(14,951)	10,252	29,608

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	—	(407)	—	—	—	—	—
Investments - affiliated	13,357	—	6,764	7,479	154,252	264,003	19,707
Distributions from affiliated investment
companies	402,097	—	20,214	158,479	765,441	893,594	109,915
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	(674)	—	—	—	—	—
Investments - affiliated	(130,164)	—	11,504	83,861	(328,754)	118,942	48,465
Net realized and unrealized gain (loss)	285,290	(1,081)	38,482	249,819	590,939	1,276,539	178,087
Change in net assets from operations	$290,186	$1,311	$42,977	$253,884	$575,988	$1,286,791	$207,695
(a) Affiliated income	$16,051	$—	$6,450	$8,001	$8,791	$49,461	$34,375

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2026

	JNL/American Funds New World Fund(b)	JNL/American Funds Washington Mutual Investors Fund(b)	JNL/Mellon Bond Index Fund(b)	JNL/Mellon Emerging Markets Index Fund(b)	JNL/Mellon International Index Fund(b)	JNL/Mellon S&P 400 MidCap Index Fund(b)	JNL/Mellon Small Cap Index Fund(b)
Investment income
Dividends received from master fund (a)	$8,723	$14,601	$—	$—	$—	$—	$—
Total investment income	8,723	14,601	—	—	—	—	—

Expenses
Advisory fees	7,255	11,799	818	1,430	2,303	2,353	1,797
Administrative fees	779	1,987	504	840	2,288	1,680	1,258
12b-1 fees (Class A)	2,279	6,237	1,477	1,643	4,481	4,976	3,676
Legal fees	5	15	—	—	—	—	—
Board of trustee fees	12	34	—	—	—	—	—
Chief compliance officer fees	4	10	—	—	—	—	—
Other expenses	8	21	—	—	—	—	—
Total expenses	10,342	20,103	2,799	3,913	9,072	9,009	6,731
Administrative fees waiver	—	—	—	(6)	—	—	—
Advisory fees waiver	(5,061)	(6,335)	(353)	(812)	(1,456)	(1,362)	(1,007)
Net expenses	5,281	13,768	2,446	3,095	7,616	7,647	5,724
Net investment income (loss)	3,442	833	(2,446)	(3,095)	(7,616)	(7,647)	(5,724)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - affiliated	51,471	75,020	142	20,768	69,606	61,618	35,900
Distributions from affiliated investment
companies	108,220	369,204	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - affiliated	72,563	(151,455)	5,939	224,628	209,506	487,769	511,351
Foreign currency	—	—	—	—	(5)	—	—
Net realized and unrealized gain (loss)	232,254	292,769	6,081	245,396	279,107	549,387	547,251
Change in net assets from operations	$235,696	$293,602	$3,635	$242,301	$271,491	$541,740	$541,527
(a) Affiliated income	$8,723	$14,601	$—	$—	$—	$—	$—

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2026

	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund	JNL Multi-Manager Global Small Cap Fund	JNL/JPMorgan Managed Aggressive Growth Fund
Investment income
Dividends (a)	$—	$—	$—	$—	$—	$—	$—
Total investment income	—	—	—	—	—	—	—

Expenses
Advisory fees	706	345	1,226	850	1,438	1,270	945
Administrative fees	363	138	689	454	818	252	513
12b-1 fees (Class A)	2,157	817	4,096	2,710	4,937	907	3,054
Legal fees	5	2	10	6	12	2	7
Board of trustee fees	11	5	22	16	27	5	17
Chief compliance officer fees	4	1	7	4	8	2	5
Other expenses	8	3	13	10	17	2	11
Total expenses	3,254	1,311	6,063	4,050	7,257	2,440	4,552
Advisory fees waiver	—	—	—	—	—	(918)	(50)
Net expenses	3,254	1,311	6,063	4,050	7,257	1,522	4,502
Net investment income (loss)	(3,254)	(1,311)	(6,063)	(4,050)	(7,257)	(1,522)	(4,502)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	—	—	10	—	—	—	—
Investments - affiliated	31,521	8,420	59,893	25,676	77,823	27,920	58,543
Net change in unrealized appreciation
(depreciation) on:
Investments - affiliated	100,772	8,219	157,973	55,014	115,358	54,410	138,242
Foreign currency	—	—	(1)	—	—	—	—
Net realized and unrealized gain (loss)	132,293	16,639	217,875	80,690	193,181	82,330	196,785
Change in net assets from operations	$129,039	$15,328	$211,812	$76,640	$185,924	$80,808	$192,283
(a) Affiliated income	$—	$—	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2026

	JNL/JPMorgan Managed Conservative Fund	JNL/JPMorgan Managed Growth Fund	JNL/JPMorgan Managed Moderate Fund	JNL/JPMorgan Managed Moderate Growth Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund
Investment income
Dividends (a)	$—	$—	$—	$—	$29,886	$905	$21,557
Total investment income	—	—	—	—	29,886	905	21,557

Expenses
Advisory fees	369	1,641	742	1,506	3,865	79	2,274
Administrative fees	153	940	387	859	3,128	59	1,842
12b-1 fees (Class A)	917	5,735	2,313	5,220	6,443	117	3,642
Legal fees	2	14	5	12	15	—	9
Board of trustee fees	5	31	13	28	34	1	19
Chief compliance officer fees	2	10	4	9	10	—	6
Other expenses	3	19	8	18	21	—	12
Total expenses	1,451	8,390	3,472	7,652	13,516	256	7,804
Advisory fees waiver	(49)	(50)	(50)	(50)	—	—	—
Net expenses	1,402	8,340	3,422	7,602	13,516	256	7,804
Net investment income (loss)	(1,402)	(8,340)	(3,422)	(7,602)	16,370	649	13,753

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	—	—	—	—	41,361	242	15,659
Investments - affiliated	7,510	115,667	25,291	79,926	(3,871)	—	(3,568)
Distributions from unaffiliated
investment companies	—	—	—	—	135,177	1,480	58,747
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	—	—	—	206,142	1,813	86,720
Investments - affiliated	10,641	219,019	52,799	154,877	3,306	—	3,094
Net realized and unrealized gain (loss)	18,151	334,686	78,090	234,803	382,115	3,535	160,652
Change in net assets from operations	$16,749	$326,346	$74,668	$227,201	$398,485	$4,184	$174,405
(a) Affiliated income	$—	$—	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2026

	JNL Growth ETF Allocation Fund	JNL Moderate ETF Allocation Fund	JNL Moderate Growth ETF Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Bond Index Fund
Investment income
Dividends (a)	$3,533	$3,309	$4,165	$18,317	$7,168	$10,418	$836
Interest	—	—	—	—	—	—	19,436
Securities lending (a)	305	118	306	311	151	213	28
Total investment income	3,838	3,427	4,471	18,628	7,319	10,631	20,300

Expenses
Advisory fees	427	234	367	1,978	570	990	1,032
Administrative fees	320	176	275	1,589	427	743	—
12b-1 fees (Class A)	625	337	535	3,077	820	1,423	—
Licensing fees paid to third parties	—	—	—	—	—	—	21
Legal fees	1	1	1	8	2	4	4
Board of trustee fees	4	1	3	16	5	8	8
Chief compliance officer fees	1	1	1	5	1	2	3
Other expenses	3	2	2	19	6	8	5
Total expenses	1,381	752	1,184	6,692	1,831	3,178	1,073
Administrative fees waiver	—	—	—	(40)	(15)	(25)	—
Advisory fees waiver	—	—	—	—	—	—	(671)
Net expenses	1,381	752	1,184	6,652	1,816	3,153	402
Net investment income (loss)	2,457	2,675	3,287	11,976	5,503	7,478	19,898

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	16,016	5,626	13,298	100,045	3,439	30,963	(3,388)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	24,593	5,228	12,504	72,925	19,803	31,497	(9,499)
Net realized and unrealized gain (loss)	40,609	10,854	25,802	172,970	23,242	62,460	(12,887)
Change in net assets from operations	$43,066	$13,529	$29,089	$184,946	$28,745	$69,938	$7,011
(a) Affiliated income	$322	$289	$408	$1,443	$730	$1,016	$1,002

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2026

	JNL Emerging Markets Index Fund	JNL International Index Fund	JNL Mid Cap Index Fund	JNL Small Cap Index Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager Floating Rate Income Fund
Investment income
Dividends (a)	$13,295	$58,494	$24,003	$20,473	$6,104	$20,060	$1,273
Foreign taxes withheld	(1,440)	(4,688)	—	(22)	(96)	(1,913)	(2)
Net Interest (amortization)	15	37	39	22	(10,186)	—	33,539
Securities lending (a)	172	257	122	106	7	205	—
Total investment income	12,042	54,100	24,164	20,579	(4,171)	18,352	34,810

Expenses
Advisory fees	1,133	3,085	3,434	2,553	5,617	5,666	2,114
Administrative fees	—	—	—	—	945	1,121	663
12b-1 fees (Class A)	—	—	—	—	288	963	1,289
Licensing fees paid to third parties	28	77	319	237	—	—	—
Legal fees	4	11	12	9	10	10	3
Board of trustee fees	8	24	26	20	8	12	8
Chief compliance officer fees	2	8	8	6	2	4	2
Dividends/interest on securities sold short	—	—	—	—	1,320	—	—
Net short holdings borrowing fees	—	—	—	—	1,232	—	—
Other expenses	47	21	17	14	15	62	46
Total expenses	1,222	3,226	3,816	2,839	9,437	7,838	4,125
Advisory fees waiver	(312)	(1,620)	(2,060)	(1,532)	(505)	(27)	—
Net expenses	910	1,606	1,756	1,307	8,932	7,811	4,125
Net investment income (loss)	11,132	52,494	22,408	19,272	(13,103)	10,541	30,685

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	18,864	101,325	179,998	107,509	153,915	127,374	(18,076)
Investments - affiliated	—	—	—	460	—	—	—
Securities sold short	—	—	—	—	(123,115)	—	—
Brokerage commissions recaptured	—	—	—	—	9	16	1
Purchased options	—	—	—	—	(258)	—	—
Written options	—	—	—	—	318	—	—
Foreign currency	(233)	134	(1)	—	(3)	(2,180)	—
Forward foreign currency contracts	(24)	(698)	—	—	(14)	206	—
Futures/futures options contracts	3,411	1,987	3,881	2,706	(175)	—	—
Swap agreements	—	—	—	—	1,116	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	214,415	127,647	347,729	427,497	(6,253)	117,672	272
Investments - affiliated	—	—	—	(933)	—	487	—
Investment securities sold short	—	—	—	—	(7,905)	—	—
Purchased options	—	—	—	—	189	—	—
Written options	—	—	—	—	351	—	—
Foreign currency	(134)	(370)	—	—	2	(105)	(4)
Forward foreign currency contracts	—	(442)	—	—	217	(2)	—
Futures/futures options contracts	(479)	(433)	715	790	(33)	—	—
Swap agreements	—	—	—	—	(1,623)	—	—
Net realized and unrealized gain (loss)	235,820	229,150	532,322	538,029	16,738	243,468	(17,807)
Change in net assets from operations	$246,952	$281,644	$554,730	$557,301	$3,635	$254,009	$12,878
(a) Affiliated income	$519	$555	$808	$1,009	$4,378	$1,235	$1,106

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2026

	JNL Multi-Manager International Equity Fund	JNL Multi-Manager International Small Cap Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Select Equity Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund
Investment income
Dividends (a)	$12,174	$13,953	$6,590	$13,509	$5,144	$13,101	$3,557
Foreign taxes withheld	(1,279)	(1,415)	(46)	(249)	(24)	(27)	(2)
Interest	—	—	—	—	—	—	3
Securities lending (a)	56	246	42	57	714	86	—
Total investment income	10,951	12,784	6,586	13,317	5,834	13,160	3,558

Expenses
Advisory fees	2,967	3,088	3,439	3,771	6,304	6,032	586
Administrative fees	872	621	825	1,087	1,119	908	293
12b-1 fees (Class A)	902	618	609	171	2,574	1,924	—
Licensing fees paid to third parties	—	—	—	—	—	—	59
Legal fees	10	3	4	5	8	7	2
Board of trustee fees	24	6	9	11	18	19	5
Chief compliance officer fees	3	2	3	3	5	4	1
Other expenses	36	46	6	7	13	10	3
Total expenses	4,814	4,384	4,895	5,055	10,041	8,904	949
Administrative fees waiver	—	—	—	—	—	—	(176)
Advisory fees waiver	—	—	(112)	(147)	—	(10)	(498)
Net expenses	4,814	4,384	4,783	4,908	10,041	8,894	275
Net investment income (loss)	6,137	8,400	1,803	8,409	(4,207)	4,266	3,283

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	215,939	84,729	34,551	165,257	144,303	81,550	6,917
Investments - affiliated	—	—	—	—	—	—	22
Brokerage commissions recaptured	—	7	28	35	88	45	—
Foreign currency	(795)	(1,564)	7	(1)	9	—	—
Forward foreign currency contracts	11	1,355	(8)	—	—	—	—
Futures/futures options contracts	—	—	—	—	—	—	152
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(49,523)	(10,184)	3,911	(13,663)	236,004	158,358	47,681
Investments - affiliated	—	—	2,485	—	—	6,302	167
Foreign currency	(211)	(32)	—	—	—	—	—
Forward foreign currency contracts	(4)	4	—	—	—	—	—
Futures/futures options contracts	—	—	—	—	—	—	11
Net realized and unrealized gain (loss)	165,417	74,315	40,974	151,628	380,404	246,255	54,950
Change in net assets from operations	$171,554	$82,715	$42,777	$160,037	$376,197	$250,521	$58,233
(a) Affiliated income	$278	$310	$635	$539	$2,000	$1,136	$44

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2026

	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/Cohen & Steers U.S. Realty Fund	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund
Investment income
Dividends (a)	$20,605	$9,973	$9,685	$52,915	$6,229	$13,127	$9,517
Foreign taxes withheld	(775)	(309)	—	(4,075)	—	(1,013)	(4)
Interest	21,911	—	—	—	—	1	2
Securities lending (a)	183	30	6	61	—	86	12
Total investment income	41,924	9,694	9,691	48,901	6,229	12,201	9,527

Expenses
Advisory fees	8,188	2,132	9,727	6,793	766	1,500	2,834
Administrative fees	2,128	595	2,037	2,034	204	500	723
12b-1 fees (Class A)	4,254	1,176	5,568	1,989	400	949	2,100
Legal fees	16	3	15	10	7	2	11
Board of trustee fees	151	6	34	21	93	5	35
Chief compliance officer fees	8	2	11	7	1	2	4
Other expenses	60	4	34	18	—	21	5
Total expenses	14,805	3,918	17,426	10,872	1,471	2,979	5,712
Administrative fees waiver	—	—	—	—	—	(8)	(11)
Advisory fees waiver	—	—	(679)	—	—	—	—
Net expenses	14,805	3,918	16,747	10,872	1,471	2,971	5,701
Net investment income (loss)	27,119	5,776	(7,056)	38,029	4,758	9,230	3,826

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	138,252	95,598	322,280	298,040	3,187	22,567	70,215
Investments - affiliated	(35)	—	—	—	—	—	—
Brokerage commissions recaptured	1	—	—	18	2	—	—
Purchased options	4,787	—	—	—	—	—	—
Written options	19,174	—	—	—	—	—	—
Foreign currency	(1,670)	9	—	(946)	(9)	(54)	—
Forward foreign currency contracts	(6,955)	—	—	(116)	—	—	—
Futures/futures options contracts	17,024	—	—	—	—	(36)	—
Swap agreements	(4,465)	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	49,528	(36,352)	137,563	(119,223)	13,113	21,572	91,939
Investments - affiliated	(2)	—	—	—	—	—	—
Purchased options	759	—	—	—	—	—	—
Written options	(15,649)	—	—	—	—	—	—
Foreign currency	(553)	(15)	—	(128)	(7)	(34)	—
Forward foreign currency contracts	(5,409)	—	—	—	—	—	—
Futures/futures options contracts	3,152	—	—	—	—	35	—
Swap agreements	(25,820)	—	—	—	—	—	—
Net realized and unrealized gain (loss)	172,119	59,240	459,843	177,645	16,286	44,050	162,154
Change in net assets from operations	$199,238	$65,016	$452,787	$215,674	$21,044	$53,280	$165,980
(a) Affiliated income	$5,064	$338	$481	$517	$44	$247	$99

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2026

	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund	JNL/Dreyfus Government Money Market Fund	JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund
Investment income
Dividends (a)	$5,399	$371	$111	$904	$355	$—	$4,367
Foreign taxes withheld	(5)	(35)	—	—	—	—	(125)
Interest	—	64,935	10,189	31,082	42,591	44,918	—
Securities lending (a)	53	41	14	—	—	—	49
Total investment income	5,447	65,312	10,314	31,986	42,946	44,918	4,291

Expenses
Advisory fees	2,046	4,553	1,045	3,555	3,672	1,890	3,151
Administrative fees	579	1,223	251	988	856	1,210	968
12b-1 fees (Class A)	1,111	2,309	188	1,940	1,023	3,504	1,109
Legal fees	3	9	1	5	6	9	5
Board of trustee fees	6	21	3	11	14	19	9
Chief compliance officer fees	2	6	1	3	4	6	3
Other expenses	4	15	1	7	9	9	7
Total expenses	3,751	8,136	1,490	6,509	5,584	6,647	5,252
Administrative fees waiver	(8)	—	—	—	—	—	—
Net expenses	3,743	8,136	1,490	6,509	5,584	6,647	5,252
Net investment income (loss)	1,704	57,176	8,824	25,477	37,362	38,271	(961)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	40,991	(2,349)	(1,868)	49	(10,297)	—	266,677
Brokerage commissions recaptured	—	—	—	—	—	—	1
Foreign currency	—	5	—	—	—	—	—
Forward foreign currency contracts	—	132	—	—	—	—	—
Futures/futures options contracts	—	(18,293)	—	—	(21,976)	—	—
Swap agreements	—	—	—	(18,230)	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	92,943	(32,422)	(1,178)	(10,568)	(1,313)	—	(187,644)
Foreign currency	—	(49)	—	—	—	—	—
Forward foreign currency contracts	—	(13)	—	—	—	—	—
Futures/futures options contracts	—	(2,484)	—	—	4,791	—	—
Swap agreements	—	—	—	(2,846)	—	—	—
Net realized and unrealized gain (loss)	133,934	(55,473)	(3,046)	(31,595)	(28,795)	—	79,034
Change in net assets from operations	$135,638	$1,703	$5,778	$(6,118)	$8,567	$38,271	$78,073
(a) Affiliated income	$197	$610	$137	$903	$355	$—	$308

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2026

	JNL/Fidelity Institutional AM Total Bond Fund	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Hedged Equity Fund
Investment income
Dividends (a)	$628	$8,131	$8,324	$50,828	$12,130	$4,170	$4,930
Foreign taxes withheld	(2)	(86)	(67)	(69)	(1,218)	(11)	(6)
Interest	33,947	—	31,965	29	—	—	9
Securities lending (a)	50	100	264	43	192	274	—
Total investment income	34,623	8,145	40,486	50,831	11,104	4,433	4,933

Expenses
Advisory fees	2,703	1,657	3,681	6,294	3,283	5,430	2,069
Administrative fees	729	355	708	3,562	566	869	621
12b-1 fees (Class A)	1,154	704	2,109	7,469	642	2,567	1,192
Legal fees	5	2	5	18	2	6	3
Board of trustee fees	11	4	12	40	6	13	7
Chief compliance officer fees	4	1	3	12	2	4	2
Net short holdings borrowing fees	—	—	—	—	—	—	5
Other expenses	7	2	8	27	41	8	2
Total expenses	4,613	2,725	6,526	17,422	4,542	8,897	3,901
Advisory fees waiver	(86)	—	(56)	—	—	—	—
Net expenses	4,527	2,725	6,470	17,422	4,542	8,897	3,901
Net investment income (loss)	30,096	5,420	34,016	33,409	6,562	(4,464)	1,032

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(3,161)	27,199	52,696	239,720	44,599	252,712	85,312
Brokerage commissions recaptured	—	—	11	—	1	105	6
Purchased options	(219)	—	—	—	—	—	(28,720)
Written options	(37)	—	—	—	—	—	(48,869)
Foreign currency	—	12	—	—	(645)	(1)	—
Forward foreign currency contracts	—	4	—	—	10	—	—
Futures/futures options contracts	(3,575)	—	—	2,347	—	—	1,480
Swap agreements	578	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(12,452)	9,333	4,286	556,392	(18,487)	192,543	(27,177)
Purchased options	313	—	—	—	—	—	(251)
Written options	36	—	—	—	—	—	(134)
Foreign currency	(2)	(12)	(12)	—	(167)	—	—
Forward foreign currency contracts	1	—	—	—	—	—	—
Futures/futures options contracts	592	—	—	(30)	—	—	112
Swap agreements	153	—	—	—	—	—	—
Net realized and unrealized gain (loss)	(17,773)	36,536	56,981	798,429	25,311	445,359	(18,241)
Change in net assets from operations	$12,323	$41,956	$90,997	$831,838	$31,873	$440,895	$(17,209)
(a) Affiliated income	$782	$86	$1,072	$813	$560	$740	$97

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2026

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan Nasdaq Hedged Equity Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/JPMorgan U.S. Value Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund
Investment income
Dividends (a)	$7,376	$197	$510	$13,566	$6,288	$74	$3,499
Foreign taxes withheld	—	(1)	—	(20)	(466)	—	—
Interest	—	1	22,257	—	—	17,125	6
Securities lending (a)	26	—	4	—	62	2	5
Total investment income	7,402	197	22,771	13,546	5,884	17,201	3,510

Expenses
Advisory fees	8,058	126	1,731	3,300	3,429	1,188	917
Administrative fees	1,640	38	598	678	972	509	757
12b-1 fees (Class A)	4,496	72	1,304	1,533	1,361	725	1,489
Licensing fees paid to third parties	—	10	—	—	—	—	25
Legal fees	12	—	4	5	17	3	4
Board of trustee fees	26	—	10	11	153	5	9
Chief compliance officer fees	8	—	3	3	4	2	3
Other expenses	21	—	6	7	4	4	10
Total expenses	14,261	246	3,656	5,537	5,940	2,436	3,214
Administrative fees waiver	—	—	—	—	—	—	(4)
Advisory fees waiver	—	—	—	—	(826)	—	—
Net expenses	14,261	246	3,656	5,537	5,114	2,436	3,210
Net investment income (loss)	(6,859)	(49)	19,115	8,009	770	14,765	300

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	321,641	2,373	(19,633)	132,498	74,734	845	181,512
Brokerage commissions recaptured	42	—	—	7	19	—	—
Purchased options	—	(1,861)	(315)	—	—	—	—
Written options	—	(8,313)	176	—	—	—	—
Foreign currency	—	—	—	—	13	—	—
Forward foreign currency contracts	—	—	—	—	(18)	—	—
Futures/futures options contracts	—	242	(629)	—	—	(1,866)	(136)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	37,943	8,559	7,841	22,021	(176,048)	(6,708)	(188,559)
Purchased options	—	4	—	—	—	—	—
Written options	—	7	—	—	—	—	—
Foreign currency	—	—	—	(3)	(89)	—	—
Futures/futures options contracts	—	21	64	—	—	(827)	(63)
Net realized and unrealized gain (loss)	359,626	1,032	(12,496)	154,523	(101,389)	(8,556)	(7,246)
Change in net assets from operations	$352,767	$983	$6,619	$162,532	$(100,619)	$6,209	$(6,946)
(a) Affiliated income	$506	$23	$532	$142	$155	$101	$91

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2026

	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund
Investment income
Dividends (a)	$4,499	$5,053	$10,794	$25,964	$13,069	$20,981	$3,228
Foreign taxes withheld	—	—	—	—	(3)	—	—
Interest	9	3	10	17	10	15	3
Securities lending (a)	23	3	—	7	11	12	6
Total investment income	4,531	5,059	10,804	25,988	13,087	21,008	3,237

Expenses
Advisory fees	1,100	398	1,155	1,656	1,251	2,280	556
Administrative fees	918	313	966	1,409	1,051	1,959	445
12b-1 fees (Class A)	1,815	612	1,895	2,777	2,065	3,866	870
Licensing fees paid to third parties	31	11	120	47	38	65	15
Legal fees	5	1	5	6	11	9	2
Board of trustee fees	10	3	10	14	11	22	4
Chief compliance officer fees	3	1	3	4	4	7	1
Other expenses	6	2	6	9	8	14	2
Total expenses	3,888	1,341	4,160	5,922	4,439	8,222	1,895
Administrative fees waiver	(3)	(2)	(6)	(7)	(6)	(9)	(3)
Net expenses	3,885	1,339	4,154	5,915	4,433	8,213	1,892
Net investment income (loss)	646	3,720	6,650	20,073	8,654	12,795	1,345

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	49,298	20,382	71,492	126,782	89,799	134,166	38,203
Investments - affiliated	—	—	—	—	1,946	—	—
Foreign currency	—	—	—	—	1	—	—
Futures/futures options contracts	(332)	109	119	1,886	(470)	(364)	266
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(66,941)	(3,614)	41,619	133,123	(122,140)	(53,683)	80,612
Investments - affiliated	—	—	—	—	1,430	—	—
Foreign currency	—	—	—	—	(1)	—	—
Futures/futures options contracts	51	(26)	109	(409)	81	476	106
Net realized and unrealized gain (loss)	(17,924)	16,851	113,339	261,382	(29,354)	80,595	119,187
Change in net assets from operations	$(17,278)	$20,571	$119,989	$281,455	$(20,700)	$93,390	$120,532
(a) Affiliated income	$117	$52	$101	$175	$273	$170	$103

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2026

	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund
Investment income
Dividends (a)	$21,754	$2,359	$33,838	$3,939	$104,469	$28,791	$10,902
Foreign taxes withheld	(25)	—	(87)	—	(23)	(7)	—
Interest	45	2	69	2	—	37	6
Securities lending (a)	69	2	70	2	1,123	43	3
Total investment income	21,843	2,363	33,890	3,943	105,569	28,864	10,911

Expenses
Advisory fees	6,113	327	7,848	208	8,500	3,711	726
Administrative fees	5,200	254	6,703	154	7,867	3,406	588
12b-1 fees (Class A)	11,115	494	14,097	294	25,651	7,062	1,153
Licensing fees paid to third parties	100	8	1,627	5	1,715	120	20
Legal fees	26	1	34	1	60	17	3
Board of trustee fees	58	2	75	1	134	39	6
Chief compliance officer fees	19	1	24	1	42	12	2
Other expenses	40	1	47	1	83	25	6
Total expenses	22,671	1,088	30,455	665	44,052	14,392	2,504
Administrative fees waiver	(33)	(2)	(114)	(2)	—	—	(4)
Net expenses	22,638	1,086	30,341	663	44,052	14,392	2,500
Net investment income (loss)	(795)	1,277	3,549	3,280	61,517	14,472	8,411

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	430,102	26,269	560,176	(1,476)	513,495	181,979	27,923
Investments - affiliated	—	—	—	—	988	556	—
Futures/futures options contracts	6,609	95	8,045	103	5,437	1,971	4
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	986,742	(11,486)	1,290,136	19,057	1,072,031	277,039	12,137
Investments - affiliated	—	—	—	—	4,613	837	—
Futures/futures options contracts	754	(19)	505	(44)	517	(192)	50
Net realized and unrealized gain (loss)	1,424,207	14,859	1,858,862	17,640	1,597,081	462,190	40,114
Change in net assets from operations	$1,423,412	$16,136	$1,862,411	$20,920	$1,658,598	$476,662	$48,525
(a) Affiliated income	$628	$58	$1,081	$31	$2,916	$605	$151

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2026

	JNL/Mellon World Index Fund	JNL/MFS Equity Income Fund	JNL/MFS Mid Cap Value Fund	JNL/Morningstar SMID Moat Focus Index Fund	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund
Investment income
Dividends (a)	$8,269	$9,151	$18,976	$453	$2,843	$5,804	$158
Foreign taxes withheld	(258)	(44)	(19)	(1)	—	(18)	—
Interest	13	9	—	1	2	5	1,046
Securities lending (a)	57	21	111	—	—	6	—
Total investment income	8,081	9,137	19,068	453	2,845	5,797	1,204

Expenses
Advisory fees	818	2,051	5,267	63	498	717	139
Administrative fees	670	613	962	47	299	538	46
12b-1 fees (Class A)	1,305	605	2,617	24	568	868	93
Licensing fees paid to third parties	22	—	—	35	10	399	—
Legal fees	3	3	7	—	1	3	—
Board of trustee fees	8	6	15	1	4	6	1
Chief compliance officer fees	2	2	5	—	1	2	—
Other expenses	4	4	10	—	5	4	—
Total expenses	2,832	3,284	8,883	170	1,386	2,537	279
Administrative fees waiver	(6)	—	—	—	(5)	—	—
Net expenses	2,826	3,284	8,883	170	1,381	2,537	279
Net investment income (loss)	5,255	5,853	10,185	283	1,464	3,260	925

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	37,050	166,526	171,168	4,770	22,450	(1,089)	4
Investments - affiliated	55	—	—	—	903	—	—
Brokerage commissions recaptured	—	10	21	—	—	—	—
Foreign currency	(2)	12	4	—	—	—	(3)
Forward foreign currency contracts	(21)	—	—	—	—	—	—
Futures/futures options contracts	563	—	—	22	39	174	8,936
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	38,092	(96,881)	52,376	(2,017)	3,834	(4,358)	(68)
Investments - affiliated	152	—	—	—	(638)	—	—
Foreign currency	(72)	(23)	—	—	—	—	—
Forward foreign currency contracts	(17)	—	—	—	—	—	—
Futures/futures options contracts	25	—	—	6	7	25	(2,587)
Net realized and unrealized gain (loss)	75,825	69,644	223,569	2,781	26,595	(5,248)	6,282
Change in net assets from operations	$81,080	$75,497	$233,754	$3,064	$28,059	$(1,988)	$7,207
(a) Affiliated income	$151	$291	$550	$4	$27	$73	$158

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2026

	JNL/Neuberger Berman Gold Plus Strategy Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Newton Equity Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Emerging Markets Debt Fund(b)
Investment income
Dividends (a)	$236	$1,397	$46,401	$5	$73	$34	$13
Foreign taxes withheld	—	—	(25)	(119)	—	—	—
Interest	2,234	30,985	—	54,041	18,222	38,572	560
Securities lending (a)	—	83	12	13	11	—	—
Total investment income	2,470	32,465	46,388	53,940	18,306	38,606	573

Expenses
Advisory fees	462	2,677	8,183	4,448	1,332	2,088	56
Administrative fees	97	864	2,961	1,400	381	537	13
12b-1 fees (Class A)	193	1,590	4,740	1,929	684	1,338	27
Legal fees	—	10	14	13	9	4	—
Board of trustee fees	1	38	31	15	6	9	—
Chief compliance officer fees	—	3	10	5	2	3	—
Interest expense	—	—	—	9	501	6,527	—
Other expenses	2	—	19	—	4	7	—
Total expenses	755	5,182	15,958	7,819	2,919	10,513	96
Advisory fees waiver	(43)	—	—	—	—	—	(13)
Net expenses	712	5,182	15,958	7,819	2,919	10,513	83
Net investment income (loss)	1,758	27,283	30,430	46,121	15,387	28,093	490

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(1,025)	(568)	432,657	3,000	(427)	(11,570)	2
Brokerage commissions recaptured	—	—	199	—	—	—	—
Purchased options	—	—	—	—	(27)	—	—
Written options	—	—	—	115	346	4	—
Foreign currency	—	(58)	—	(715)	(637)	(49)	—
Forward foreign currency contracts	—	1,906	—	(1,771)	(241)	534	—
Futures/futures options contracts	(3,064)	(5,729)	—	(19,885)	(8,398)	2,807	38
Swap agreements	—	(109)	—	14,921	1,174	2,589	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(360)	(13,106)	67,600	(12,166)	(9,958)	(11,628)	271
Investment securities sold short	—	—	—	—	—	71	—
Purchased options	—	—	—	—	14	—	(107)
Written options	—	—	—	89	—	67	50
Foreign currency	—	(397)	—	101	24	(425)	(1)
Forward foreign currency contracts	—	2,418	—	(5,914)	3,382	4,376	—
Futures/futures options contracts	(9,794)	(935)	—	6,138	4,007	334	(47)
Swap agreements	—	(277)	—	(6,838)	1,706	(3,080)	—
Net realized and unrealized gain (loss)	(14,243)	(16,855)	500,456	(22,925)	(9,035)	(15,970)	206
Change in net assets from operations	$(12,485)	$10,428	$530,886	$23,196	$6,352	$12,123	$696
(a) Affiliated income	$236	$1,390	$1,301	$131	$168	$16	$13

(b)	Period from commencement of operations April 27, 2026.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2026

	JNL/PPM America High Yield Bond Fund	JNL/PPM America Investment Grade Credit Fund	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Capital Appreciation Equity Fund	JNL/T. Rowe Price Capital Appreciation Fund
Investment income
Dividends (a)	$1,373	$42	$516	$3,241	$19,523	$4,959	$54,010
Foreign taxes withheld	—	—	—	(1)	—	(100)	(495)
Interest	50,104	4,553	31,248	3	15	—	123,039
Securities lending (a)	236	2	6	35	26	9	125
Total investment income	51,713	4,597	31,770	3,278	19,564	4,868	176,679

Expenses
Advisory fees	2,322	336	2,527	349	1,845	2,615	37,357
Administrative fees	684	135	651	291	1,595	729	9,802
12b-1 fees (Class A)	1,741	27	786	573	3,146	600	21,297
Licensing fees paid to third parties	—	—	—	68	422	—	—
Legal fees	10	1	5	1	7	3	58
Board of trustee fees	44	1	10	3	18	8	145
Chief compliance officer fees	4	—	3	1	5	2	37
Other expenses	5	1	7	1	11	5	68
Total expenses	4,810	501	3,989	1,287	7,049	3,962	68,764
Administrative fees waiver	—	—	—	(1)	—	—	—
Advisory fees waiver	—	—	—	—	—	(91)	(427)
Net expenses	4,810	501	3,989	1,286	7,049	3,871	68,337
Net investment income (loss)	46,903	4,096	27,781	1,992	12,515	997	108,342

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(3,875)	509	(11,124)	25,611	144,937	17,657	686,279
Investments - affiliated	—	—	—	123	471	—	—
Written options	—	—	—	—	—	—	22,639
Foreign currency	(23)	—	—	—	—	(2)	(555)
Forward foreign currency contracts	—	—	—	—	—	1	—
Futures/futures options contracts	—	5	(1,140)	234	380	—	—
Swap agreements	—	5	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(16,126)	(3,375)	(4,909)	30,578	208,380	53,839	(69,285)
Investments - affiliated	—	—	—	(155)	1,148	—	—
Written options	—	—	—	—	—	—	(7,049)
Foreign currency	—	—	—	—	—	—	(177)
Futures/futures options contracts	149	87	(111)	39	76	—	—
Net realized and unrealized gain (loss)	(19,875)	(2,769)	(17,284)	56,430	355,392	71,495	631,852
Change in net assets from operations	$27,028	$1,327	$10,497	$58,422	$367,907	$72,492	$740,194
(a) Affiliated income	$2,270	$66	$575	$106	$324	$111	$10,523

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2026

	JNL/T. Rowe Price Growth Stock Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund
Investment income
Dividends (a)	$20,615	$13,867	$164	$34,780	$18,940	$178	$39,689
Foreign taxes withheld	(111)	(30)	—	(21)	(1,140)	(4)	(400)
Interest	—	10	23,736	—	—	305	67,949
Net prime broker interest income	—	—	—	—	—	7	—
Securities lending (a)	35	87	5	9	13	—	143
Total investment income	20,539	13,934	23,905	34,768	17,813	486	107,381

Expenses
Advisory fees	18,856	11,992	1,625	9,730	7,250	246	14,456
Administrative fees	4,094	2,045	521	2,049	1,697	23	4,259
12b-1 fees (Class A)	11,729	6,241	1,518	4,626	1,693	68	13,563
Legal fees	32	15	4	15	8	3	32
Board of trustee fees	72	34	9	33	17	—	73
Chief compliance officer fees	22	11	3	10	5	—	23
Dividends/interest on securities sold short	—	—	—	—	—	9	—
Other expenses	57	22	6	22	11	—	45
Total expenses	34,862	20,360	3,686	16,485	10,681	349	32,451
Advisory fees waiver	(63)	(375)	—	(301)	—	—	—
Net expenses	34,799	19,985	3,686	16,184	10,681	349	32,451
Net investment income (loss)	(14,260)	(6,051)	20,219	18,584	7,132	137	74,930

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	1,559,114	750,328	(1,011)	488,930	87,161	1,404	561,568
Securities sold short	—	—	—	—	—	(448)	—
Brokerage commissions recaptured	—	—	—	—	15	—	14
Purchased options	—	—	424	—	—	(411)	—
Written options	—	—	(153)	—	—	551	—
Foreign currency	6	—	—	—	(153)	(4)	105
Forward foreign currency contracts	—	—	—	—	(144)	25	(85)
Futures/futures options contracts	—	876	(1,785)	—	—	—	253
Swap agreements	—	—	—	—	—	1,286	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(1,322,086)	(394,523)	(7,317)	71,508	235,700	(1,574)	(88,983)
Investment securities sold short	—	—	—	—	—	106	—
Purchased options	—	—	—	—	—	158	—
Written options	—	—	—	—	—	325	—
Foreign currency	(1)	—	—	(3)	(63)	—	(10)
Forward foreign currency contracts	—	—	—	—	—	89	(1)
Futures/futures options contracts	—	—	(1,168)	—	—	—	136
Swap agreements	—	—	—	—	—	(907)	—
Net realized and unrealized gain (loss)	237,033	356,681	(11,010)	560,435	322,516	600	472,997
Change in net assets from operations	$222,773	$350,630	$9,209	$579,019	$329,648	$737	$547,927
(a) Affiliated income	$316	$1,849	$244	$468	$1,218	$55	$2,205

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2026

	JNL/WMC Equity Income Fund	JNL/WMC Value Fund
Investment income
Dividends (a)	$11,847	$10,625
Foreign taxes withheld	(136)	(55)
Securities lending (a)	2	4
Total investment income	11,713	10,574

Expenses
Advisory fees	2,008	1,845
Administrative fees	692	471
12b-1 fees (Class A)	1,059	1,070
Legal fees	3	3
Board of trustee fees	7	8
Chief compliance officer fees	2	2
Other expenses	6	5
Total expenses	3,777	3,404
Net investment income (loss)	7,936	7,170

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	61,274	223,408
Brokerage commissions recaptured	5	1
Foreign currency	(6)	4
Forward foreign currency contracts	6	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(4,603)	(122,269)
Foreign currency	(4)	(3)
Net realized and unrealized gain (loss)	56,672	101,141
Change in net assets from operations	$64,608	$108,311
(a) Affiliated income	$116	$155

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statement of Cash Flows (in thousands)

For the Period Ended June 30, 2026

JNL/PIMCO Real Return Fund
Cash flows provided by operating activities
Net increase (decrease) in net assets from operations	$12,123
Adjustments to reconcile net assets from operations to net cash flow provided by (used in) operating activities:
Purchase of long-term investments	(259,826)
Proceeds from sales and maturities of long-term investments	179,425
Net (purchases) sales of short-term investments	29,532
Purchases to cover securities sold short/forward sales commitments	(202,099)
Proceeds from securities sold short/forward sales commitments	227,410
Net proceeds from mortgage dollar roll transactions	3,721
(Increase) decrease in receivable from investment securities sold	(5,329)
Increase (decrease) in payable for investment securities purchased	(5,723)
(Increase) decrease in receivable from dividends and interest	471
Increase (decrease) in payable for dividends on securities sold short	—
Increase (decrease) in payable for interest expense and brokerage charges	483
(Increase) decrease in receivable from deposits with brokers and counterparties	(1,448)
Increase (decrease) in payable for deposits from counterparties	4,015
(Increase) decrease in other assets	(67)
Increase (decrease) in payable for expenses	(45)
Net amortization	(1,736)
Net inflation compensation	(24,653)
Loss (proceeds) from currency transactions	60
Net proceeds from (payments for) variation margin on futures/futures option contracts and swap agreements	2,942
Net proceeds from (payments for) OTC swap agreements	(1,691)
Net realized (gain) loss on investments, purchased options, written options, foreign currency, forward foreign
currency contracts, futures/futures options contracts and swap agreements	5,685
Change in unrealized (appreciation) depreciation on investments, purchased options, written options, foreign
currency, forward foreign currency contracts, futures/futures options contracts and swap agreements	10,285
Net cash flow provided by (used in) operating activities	(26,465)
Cash flows provided by (used in) financing activities
Net subscriptions (redemptions) from capital share transactions	(65,807)
Increase (decrease) in payable for reverse repurchase agreements	209,158
Net borrowing from secured financing transactions	(2,564)
Net fees from secured borrowing transactions	2,620
(Increase) decrease in receivable from treasury roll transactions	(82,186)
Increase (decrease) in payable for treasury roll transactions	(31,915)
Net cash flow provided by (used in) financing activities	29,306
Net increase (decrease) in cash and cash equivalents	2,841
Cash and cash equivalents at beginning of period	4,590
Cash and cash equivalents at end of period	$7,431

Supplemental disclosure of operating activities:
Interest expense during the period	6,527

The following table provides a reconciliation of cash and cash equivalents reported within the Statement of Assets and Liabilities and Statements of Cash Flows:

Cash	$2,778
Foreign currency	4,653
Cash collateral segregated for short sales	—
Total cash and cash equivalents presented in the statements of cash flows	$7,431

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2026

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Bond Fund of America Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Growth Fund(a)	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)
Operations
Net investment income (loss)	$4,896	$2,392	$4,495	$4,065	$(14,951)	$10,252	$29,608
Net realized gain (loss)	415,454	(407)	26,978	165,958	919,693	1,157,597	129,622
Net change in unrealized appreciation
(depreciation)	(130,164)	(674)	11,504	83,861	(328,754)	118,942	48,465
Change in net assets from operations	290,186	1,311	42,977	253,884	575,988	1,286,791	207,695
Share transactions[1]
Proceeds from the sale of shares
Class A	367,864	78,143	77,494	218,042	976,248	907,544	144,757
Class I	7,366	4,274	3,505	14,565	18,325	15,175	4,406
Cost of shares redeemed
Class A	(365,962)	(63,755)	(70,915)	(149,525)	(1,135,265)	(1,502,960)	(226,727)
Class I	(8,903)	(2,476)	(1,908)	(5,612)	(27,588)	(21,550)	(4,971)
Change in net assets from
share transactions	365	16,186	8,176	77,470	(168,280)	(601,791)	(82,535)
Change in net assets	290,551	17,497	51,153	331,354	407,708	685,000	125,160
Net assets beginning of period	3,654,468	501,868	560,147	1,131,818	8,783,613	12,552,007	1,451,411
Net assets end of period	$3,945,019	$519,365	$611,300	$1,463,172	$9,191,321	$13,237,007	$1,576,571

[1]Share transactions
Shares sold
Class A	16,904	7,861	4,253	5,950	12,565	15,021	6,589
Class I	318	423	186	385	228	240	194
Shares redeemed
Class A	(16,866)	(6,412)	(3,908)	(4,131)	(14,537)	(24,912)	(10,334)
Class I	(389)	(245)	(102)	(151)	(344)	(347)	(218)
Change in shares
Class A	38	1,449	345	1,819	(1,972)	(9,891)	(3,745)
Class I	(71)	178	84	234	(116)	(107)	(24)
Purchases and sales of long term
investments
Purchase of securities	$497,039	$35,350	$55,708	$267,892	$908,673	$952,088	$170,352
Proceeds from sales of securities	$89,696	$16,777	$22,820	$27,820	$326,581	$650,172	$113,359

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2026

	JNL/American Funds New World Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)	JNL/Mellon Bond Index Fund(a)	JNL/Mellon Emerging Markets Index Fund(a)	JNL/Mellon International Index Fund(a)	JNL/Mellon S&P 400 MidCap Index Fund(a)	JNL/Mellon Small Cap Index Fund(a)
Operations
Net investment income (loss)	$3,442	$833	$(2,446)	$(3,095)	$(7,616)	$(7,647)	$(5,724)
Net realized gain (loss)	159,691	444,224	142	20,768	69,606	61,618	35,900
Net change in unrealized appreciation
(depreciation)	72,563	(151,455)	5,939	224,628	209,501	487,769	511,351
Change in net assets from operations	235,696	293,602	3,635	242,301	271,491	541,740	541,527
Share transactions[1]
Proceeds from the sale of shares
Class A	138,456	278,949	92,324	447,448	231,313	325,940	264,370
Class I	8,633	7,220	3,973	9,413	10,520	10,047	11,800
Cost of shares redeemed
Class A	(239,535)	(510,886)	(110,553)	(256,674)	(490,080)	(466,582)	(350,069)
Class I	(7,492)	(9,154)	(5,351)	(7,998)	(13,331)	(11,574)	(12,804)
Change in net assets from
share transactions	(99,938)	(233,871)	(19,607)	192,189	(261,578)	(142,169)	(86,703)
Change in net assets	135,758	59,731	(15,972)	434,490	9,913	399,571	454,824
Net assets beginning of period	1,500,016	4,267,177	1,027,661	926,838	3,072,894	3,241,636	2,349,803
Net assets end of period	$1,635,774	$4,326,908	$1,011,689	$1,361,328	$3,082,807	$3,641,207	$2,804,627

[1]Share transactions
Shares sold
Class A	5,720	5,497	7,482	25,667	10,434	7,884	7,949
Class I	342	137	305	527	446	234	341
Shares redeemed
Class A	(9,896)	(10,058)	(8,962)	(15,048)	(22,281)	(11,254)	(10,572)
Class I	(298)	(174)	(410)	(457)	(572)	(269)	(368)
Change in shares
Class A	(4,176)	(4,561)	(1,480)	10,619	(11,847)	(3,370)	(2,623)
Class I	44	(37)	(105)	70	(126)	(35)	(27)
Purchases and sales of long term
investments
Purchase of securities	$136,889	$400,107	$16,971	$289,912	$30,536	$68,042	$67,714
Proceeds from sales of securities	$125,157	$264,048	$39,041	$100,742	$299,769	$217,854	$160,118

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2026

	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund	JNL Multi-Manager Global Small Cap Fund	JNL/JPMorgan Managed Aggressive Growth Fund
Operations
Net investment income (loss)	$(3,254)	$(1,311)	$(6,063)	$(4,050)	$(7,257)	$(1,522)	$(4,502)
Net realized gain (loss)	31,521	8,420	59,903	25,676	77,823	27,920	58,543
Net change in unrealized appreciation
(depreciation)	100,772	8,219	157,972	55,014	115,358	54,410	138,242
Change in net assets from operations	129,039	15,328	211,812	76,640	185,924	80,808	192,283
Share transactions[1]
Proceeds from the sale of shares
Class A	80,556	43,260	87,417	68,552	55,809	42,193	67,626
Class I	2,288	919	1,909	1,177	859	1,484	1,913
Cost of shares redeemed
Class A	(165,928)	(87,399)	(315,139)	(187,743)	(340,242)	(81,784)	(234,002)
Class I	(3,107)	(959)	(2,744)	(911)	(1,705)	(1,836)	(2,477)
Change in net assets from
share transactions	(86,191)	(44,179)	(228,557)	(118,925)	(285,279)	(39,943)	(166,940)
Change in net assets	42,848	(28,851)	(16,745)	(42,285)	(99,355)	40,865	25,343
Net assets beginning of period	1,456,499	574,820	2,804,646	1,856,390	3,399,610	601,723	2,081,850
Net assets end of period	$1,499,347	$545,969	$2,787,901	$1,814,105	$3,300,255	$642,588	$2,107,193

[1]Share transactions
Shares sold
Class A	3,201	2,713	3,521	3,422	2,435	1,831	1,428
Class I	88	56	75	56	36	62	40
Shares redeemed
Class A	(6,600)	(5,486)	(12,714)	(9,365)	(14,852)	(3,541)	(4,958)
Class I	(121)	(59)	(108)	(44)	(72)	(77)	(51)
Change in shares
Class A	(3,399)	(2,773)	(9,193)	(5,943)	(12,417)	(1,710)	(3,530)
Class I	(33)	(3)	(33)	12	(36)	(15)	(11)
Purchases and sales of long term
investments
Purchase of securities	$65,174	$25,089	$84,648	$77,400	$111,369	$631,282	$79,021
Proceeds from sales of securities	$154,643	$70,594	$319,325	$200,427	$403,998	$672,873	$250,506

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2026

	JNL/JPMorgan Managed Conservative Fund	JNL/JPMorgan Managed Growth Fund	JNL/JPMorgan Managed Moderate Fund	JNL/JPMorgan Managed Moderate Growth Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund
Operations
Net investment income (loss)	$(1,402)	$(8,340)	$(3,422)	$(7,602)	$16,370	$649	$13,753
Net realized gain (loss)	7,510	115,667	25,291	79,926	172,667	1,722	70,838
Net change in unrealized appreciation
(depreciation)	10,641	219,019	52,799	154,877	209,448	1,813	89,814
Change in net assets from operations	16,749	326,346	74,668	227,201	398,485	4,184	174,405
Share transactions[1]
Proceeds from the sale of shares
Class A	38,435	80,631	27,707	59,469	345,872	32,140	119,829
Class I	196	1,418	456	757	5,563	70	2,336
Cost of shares redeemed
Class A	(83,155)	(456,780)	(161,059)	(360,033)	(511,916)	(10,862)	(264,053)
Class I	(200)	(1,194)	(293)	(942)	(7,896)	(21)	(2,261)
Change in net assets from
share transactions	(44,724)	(375,925)	(133,189)	(300,749)	(168,377)	21,327	(144,149)
Change in net assets	(27,975)	(49,579)	(58,521)	(73,548)	230,108	25,511	30,256
Net assets beginning of period	639,499	3,938,546	1,598,398	3,583,104	4,320,084	64,307	2,480,758
Net assets end of period	$611,524	$3,888,967	$1,539,877	$3,509,556	$4,550,192	$89,818	$2,511,014

[1]Share transactions
Shares sold
Class A	2,182	2,141	1,191	1,966	10,113	2,831	4,452
Class I	11	36	19	25	161	6	85
Shares redeemed
Class A	(4,723)	(12,157)	(6,938)	(11,928)	(14,975)	(948)	(9,827)
Class I	(11)	(31)	(12)	(31)	(225)	(2)	(81)
Change in shares
Class A	(2,541)	(10,016)	(5,747)	(9,962)	(4,862)	1,883	(5,375)
Class I	—	5	7	(6)	(64)	4	4
Purchases and sales of long term
investments
Purchase of securities	$18,052	$110,961	$11,230	$82,607	$436,570	$36,075	$257,272
Proceeds from sales of securities	$64,199	$495,322	$147,890	$391,055	$454,047	$12,654	$329,511

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2026

	JNL Growth ETF Allocation Fund	JNL Moderate ETF Allocation Fund	JNL Moderate Growth ETF Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Bond Index Fund
Operations
Net investment income (loss)	$2,457	$2,675	$3,287	$11,976	$5,503	$7,478	$19,898
Net realized gain (loss)	16,016	5,626	13,298	100,045	3,439	30,963	(3,388)
Net change in unrealized appreciation
(depreciation)	24,593	5,228	12,504	72,925	19,803	31,497	(9,499)
Change in net assets from operations	43,066	13,529	29,089	184,946	28,745	69,938	7,011
Share transactions[1]
Proceeds from the sale of shares
Class A	62,260	33,794	32,595	100,352	44,211	55,010	—
Class I	684	36	1,194	8,448	1,701	5,109	101,506
Cost of shares redeemed
Class A	(39,294)	(24,964)	(35,122)	(235,344)	(67,900)	(94,918)	—
Class I	(641)	(145)	(474)	(10,449)	(1,838)	(5,348)	(120,053)
Change in net assets from
share transactions	23,009	8,721	(1,807)	(136,993)	(23,826)	(40,147)	(18,547)
Change in net assets	66,075	22,250	27,282	47,953	4,919	29,791	(11,536)
Net assets beginning of period	407,345	227,118	357,957	2,121,839	574,178	987,699	1,049,234
Net assets end of period	$473,420	$249,368	$385,239	$2,169,792	$579,097	$1,017,490	$1,037,698

[1]Share transactions
Shares sold
Class A	3,385	2,523	2,124	5,036	2,896	3,148	—
Class I	39	3	77	409	108	283	10,104
Shares redeemed
Class A	(2,157)	(1,868)	(2,291)	(11,835)	(4,443)	(5,418)	—
Class I	(35)	(11)	(31)	(508)	(116)	(298)	(11,952)
Change in shares
Class A	1,228	655	(167)	(6,799)	(1,547)	(2,270)	—
Class I	4	(8)	46	(99)	(8)	(15)	(1,848)
Purchases and sales of long term
investments
Purchase of securities	$92,803	$57,182	$65,429	$382,485	$154,314	$225,105	$47,015
Purchase of U.S. Government securities	—	—	—	—	—	—	280,403 (a)
Total purchases	$92,803	$57,182	$65,429	$382,485	$154,314	$225,105	$327,418
Proceeds from sales of securities	$67,443	$45,970	$64,251	$507,214	$173,236	$258,150	$55,189
Proceeds from sales of U.S. Government
securities	—	—	—	—	—	—	273,575 (a)
Total proceeds from sales	$67,443	$45,970	$64,251	$507,214	$173,236	$258,150	$328,764
Securities sold short covers	$—	$—	$—	$—	$—	$—	$11,713
Securities sold short proceeds	$—	$—	$—	$—	$—	$—	$10,271

(a)	Amounts exclude $271,294 and $271,526 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2026

	JNL Emerging Markets Index Fund	JNL International Index Fund	JNL Mid Cap Index Fund	JNL Small Cap Index Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager Floating Rate Income Fund
Operations
Net investment income (loss)	$11,132	$52,494	$22,408	$19,272	$(13,103)	$10,541	$30,685
Net realized gain (loss)	22,018	102,748	183,878	110,675	31,793	125,416	(18,075)
Net change in unrealized appreciation
(depreciation)	213,802	126,402	348,444	427,354	(15,055)	118,052	268
Change in net assets from operations	246,952	281,644	554,730	557,301	3,635	254,009	12,878
Share transactions[1]
Proceeds from the sale of shares
Class A	—	—	—	—	14,082	93,583	55,953
Class I	490,098	245,749	389,040	346,895	512	28,776	73,703
Proceeds in connection with acquisition
Class A	—	—	—	—	—	5,248	—
Cost of shares redeemed
Class A	—	—	—	—	(21,084)	(109,754)	(138,829)
Class I	(268,228)	(511,976)	(486,418)	(369,289)	(973)	(100,210)	(5,203)
Change in net assets from
share transactions	221,870	(266,227)	(97,378)	(22,394)	(7,463)	(82,357)	(14,376)
Change in net assets	468,822	15,417	457,352	534,907	(3,828)	171,652	(1,498)
Net assets beginning of period	930,603	3,088,098	3,254,155	2,358,940	962,546	1,404,165	927,011
Net assets end of period	$1,399,425	$3,103,515	$3,711,507	$2,893,847	$958,718	$1,575,817	$925,513

[1]Share transactions
Shares sold
Class A	—	—	—	—	1,001	7,790	4,029
Class I	36,795	18,646	27,748	26,527	35	2,400	5,129
Shares issued in connection with acquisition
Class A	—	—	—	—	—	432	—
Shares redeemed
Class A	—	—	—	—	(1,500)	(9,187)	(10,011)
Class I	(20,665)	(39,156)	(34,750)	(28,478)	(67)	(8,393)	(367)
Change in shares
Class A	—	—	—	—	(499)	(965)	(5,982)
Class I	16,130	(20,510)	(7,002)	(1,951)	(32)	(5,993)	4,762
Purchases and sales of long term
investments
Purchase of securities	$295,608	$82,759	$377,856	$626,848	$614,787	$788,900	$386,903
Proceeds from sales of securities	$86,251	$279,773	$442,063	$626,726	$815,805	$851,000	$485,623
Proceeds from sales of U.S. Government
securities	—	—	—	—	3,568	—	—
Total proceeds from sales	$86,251	$279,773	$442,063	$626,726	$819,373	$851,000	$485,623
Securities sold short covers	$—	$—	$—	$—	$433,461	$—	$—
Securities sold short proceeds	$—	$—	$—	$—	$428,152	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2026

	JNL Multi-Manager International Equity Fund	JNL Multi-Manager International Small Cap Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Select Equity Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund
Operations
Net investment income (loss)	$6,137	$8,400	$1,803	$8,409	$(4,207)	$4,266	$3,283
Net realized gain (loss)	215,155	84,527	34,578	165,291	144,400	81,595	7,091
Net change in unrealized appreciation
(depreciation)	(49,738)	(10,212)	6,396	(13,663)	236,004	164,660	47,859
Change in net assets from operations	171,554	82,715	42,777	160,037	376,197	250,521	58,233
Share transactions[1]
Proceeds from the sale of shares
Class A	56,328	19,126	34,380	98,198	131,178	115,434	—
Class I	248,561	335,019	24,343	99,199	178,509	177,319	78,616
Proceeds in connection with acquisition
Class A	132,018	—	—	—	—	—	—
Class I	4,974	—	—	—	—	—	—
Cost of shares redeemed
Class A	(101,281)	(72,226)	(49,962)	(39,871)	(280,776)	(185,787)	—
Class I	(67,860)	(53,906)	(89,191)	(165,281)	(68,955)	(67,265)	(79,084)
Change in net assets from
share transactions	272,740	228,013	(80,430)	(7,755)	(40,044)	39,701	(468)
Change in net assets	444,294	310,728	(37,653)	152,282	336,153	290,222	57,765
Net assets beginning of period	997,460	695,479	1,154,431	1,394,091	2,205,955	1,719,984	571,892
Net assets end of period	$1,441,754	$1,006,207	$1,116,778	$1,546,373	$2,542,108	$2,010,206	$629,657

[1]Share transactions
Shares sold
Class A	3,870	1,282	1,664	4,984	2,869	4,909	—
Class I	15,832	21,730	1,150	5,132	3,632	7,311	2,451
Shares issued in connection with acquisition
Class A	9,088	—	—	—	—	—	—
Class I	317	—	—	—	—	—	—
Shares redeemed
Class A	(6,990)	(4,877)	(2,412)	(2,012)	(6,144)	(7,928)	—
Class I	(4,308)	(3,522)	(4,217)	(8,252)	(1,398)	(2,792)	(2,466)
Change in shares
Class A	5,968	(3,595)	(748)	2,972	(3,275)	(3,019)	—
Class I	11,841	18,208	(3,067)	(3,120)	2,234	4,519	(15)
Purchases and sales of long term
investments
Purchase of securities	$1,252,702 (a)	$851,258	$887,672	$779,790	$1,079,505	$1,100,297	$53,098
Proceeds from sales of securities	$986,155	$620,333	$962,106	$788,072	$1,134,987	$1,053,090	$51,360

(a)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2026

	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/Cohen & Steers U.S. Realty Fund	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund
Operations
Net investment income (loss)	$27,119	$5,776	$(7,056)	$38,029	$4,758	$9,230	$3,826
Net realized gain (loss)	166,113	95,607	322,280	296,996	3,180	22,477	70,215
Net change in unrealized appreciation
(depreciation)	6,006	(36,367)	137,563	(119,351)	13,106	21,573	91,939
Change in net assets from operations	199,238	65,016	452,787	215,674	21,044	53,280	165,980
Share transactions[1]
Proceeds from the sale of shares
Class A	93,638	36,928	248,738	260,476	12,419	186,442	105,272
Class I	1,455	650	16,974	50,666	320	7,741	4,588
Proceeds in connection with acquisition
Class A	853,262	—	—	—	531,216	—	389,551
Class I	3,311	—	—	—	5,031	—	10,033
Cost of shares redeemed
Class A	(332,234)	(142,328)	(614,756)	(469,494)	(38,911)	(178,224)	(198,385)
Class I	(1,888)	(2,183)	(70,870)	(172,525)	(1,080)	(6,577)	(7,715)
Change in net assets from
share transactions	617,544	(106,933)	(419,914)	(330,877)	508,995	9,382	303,344
Change in net assets	816,782	(41,917)	32,873	(115,203)	530,039	62,662	469,324
Net assets beginning of period	2,608,478	745,192	4,412,917	2,790,722	79,736	630,781	1,290,796
Net assets end of period	$3,425,260	$703,275	$4,445,790	$2,675,519	$609,775	$693,443	$1,760,120

[1]Share transactions
Shares sold
Class A	4,245	1,994	2,366	10,525	1,170	11,434	2,982
Class I	65	33	152	1,973	30	473	117
Shares issued in connection with acquisition
Class A	38,679	—	—	—	50,592	—	10,884
Class I	145	—	—	—	474	—	258
Shares redeemed
Class A	(15,096)	(7,705)	(5,906)	(19,094)	(3,701)	(11,050)	(5,600)
Class I	(83)	(115)	(641)	(6,732)	(105)	(403)	(198)
Change in shares
Class A	27,828	(5,711)	(3,540)	(8,569)	48,061	384	8,266
Class I	127	(82)	(489)	(4,759)	399	70	177
Purchases and sales of long term
investments
Purchase of securities	$2,645,620	$294,484	$2,148,780	$807,604	$535,080 (a)	$100,061	$397,940 (a)
Purchase of U.S. Government securities	157,905	—	—	—	—	—	—
Total purchases	$2,803,525 (a)	$294,484	$2,148,780	$807,604	$535,080	$100,061	$397,940
Proceeds from sales of securities	$2,096,618	$383,026	$2,493,528	$1,056,011	$62,093	$78,894	$117,489
Proceeds from sales of U.S. Government
securities	119,950	—	—	—	—	—	—
Total proceeds from sales	$2,216,568	$383,026	$2,493,528	$1,056,011	$62,093	$78,894	$117,489
Securities sold short covers	$21,738	$—	$—	$—	$—	$—	$—
Securities sold short proceeds	$43,401	$—	$—	$—	$—	$—	$—

(a)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2026

	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund	JNL/Dreyfus Government Money Market Fund	JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund
Operations
Net investment income (loss)	$1,704	$57,176	$8,824	$25,477	$37,362	$38,271	$(961)
Net realized gain (loss)	40,991	(20,505)	(1,868)	(18,181)	(32,273)	—	266,678
Net change in unrealized appreciation
(depreciation)	92,943	(34,968)	(1,178)	(13,414)	3,478	—	(187,644)
Change in net assets from operations	135,638	1,703	5,778	(6,118)	8,567	38,271	78,073
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	(36,806)	—
Class I	—	—	—	—	—	(1,465)	—
Total distributions to shareholders	—	—	—	—	—	(38,271)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	128,070	92,983	12,445	65,240	50,129	1,371,463	56,867
Class I	4,500	35,899	8,901	1,559	35,440	63,349	29,013
Reinvestment of distributions
Class A	—	—	—	—	—	36,806	—
Class I	—	—	—	—	—	1,465	—
Cost of shares redeemed
Class A	(110,849)	(173,700)	(15,167)	(235,789)	(83,773)	(1,321,355)	(131,267)
Class I	(4,731)	(122,370)	(27,710)	(5,262)	(141,333)	(58,914)	(72,223)
Change in net assets from
share transactions	16,990	(167,188)	(21,531)	(174,252)	(139,537)	92,814	(117,610)
Change in net assets	152,628	(165,485)	(15,753)	(180,370)	(130,970)	92,814	(39,537)
Net assets beginning of period	707,906	2,549,644	346,116	1,419,184	1,788,823	2,402,918	1,376,178
Net assets end of period	$860,534	$2,384,159	$330,363	$1,238,814	$1,657,853	$2,495,732	$1,336,641

[1]Share transactions
Shares sold
Class A	8,455	6,690	932	2,306	4,301	1,371,463	1,874
Class I	290	2,345	665	54	2,978	63,349	907
Reinvestment of distributions
Class A	—	—	—	—	—	36,806	—
Class I	—	—	—	—	—	1,465	—
Shares redeemed
Class A	(7,270)	(12,504)	(1,138)	(8,310)	(7,186)	(1,321,355)	(4,323)
Class I	(306)	(7,999)	(2,071)	(181)	(11,879)	(58,914)	(2,315)
Change in shares
Class A	1,185	(5,814)	(206)	(6,004)	(2,885)	86,914	(2,449)
Class I	(16)	(5,654)	(1,406)	(127)	(8,901)	5,900	(1,408)
Purchases and sales of long term
investments
Purchase of securities	$118,329	$544,377	$142,968	$409,163	$330,283	$246,201	$901,402
Purchase of U.S. Government securities	—	46,093	—	80,335	6,211	158,851	—
Total purchases	$118,329	$590,470	$142,968	$489,498	$336,494	$405,052	$901,402
Proceeds from sales of securities	$99,227	$557,735	$142,779	$370,798	$424,094	$197,900	$1,023,441
Proceeds from sales of U.S. Government
securities	—	190,704	2,300	170,255	—	45,400	—
Total proceeds from sales	$99,227	$748,439	$145,079	$541,053	$424,094	$243,300	$1,023,441

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2026

	JNL/Fidelity Institutional AM Total Bond Fund	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Hedged Equity Fund
Operations
Net investment income (loss)	$30,096	$5,420	$34,016	$33,409	$6,562	$(4,464)	$1,032
Net realized gain (loss)	(6,414)	27,215	52,707	242,067	43,965	252,816	9,209
Net change in unrealized appreciation
(depreciation)	(11,359)	9,321	4,274	556,362	(18,654)	192,543	(27,450)
Change in net assets from operations	12,323	41,956	90,997	831,838	31,873	440,895	(17,209)
Share transactions[1]
Proceeds from the sale of shares
Class A	74,357	17,125	72,794	262,610	51,764	338,186	62,534
Class I	26,236	321	1,724	7,553	11,243	9,767	3,206
Cost of shares redeemed
Class A	(102,222)	(74,742)	(155,747)	(665,767)	(70,171)	(341,414)	(133,955)
Class I	(88,537)	(1,143)	(997)	(7,204)	(40,189)	(5,792)	(5,702)
Change in net assets from
share transactions	(90,166)	(58,439)	(82,226)	(402,808)	(47,353)	747	(73,917)
Change in net assets	(77,843)	(16,483)	8,771	429,030	(15,480)	441,642	(91,126)
Net assets beginning of period	1,507,516	471,389	1,403,449	4,955,794	744,024	1,588,683	882,611
Net assets end of period	$1,429,673	$454,906	$1,412,220	$5,384,824	$728,544	$2,030,325	$791,485

[1]Share transactions
Shares sold
Class A	5,667	747	3,813	5,048	2,992	7,357	3,537
Class I	1,929	13	91	143	633	197	178
Shares redeemed
Class A	(7,794)	(3,247)	(8,187)	(12,957)	(4,057)	(7,634)	(7,567)
Class I	(6,507)	(48)	(53)	(136)	(2,263)	(121)	(316)
Change in shares
Class A	(2,127)	(2,500)	(4,374)	(7,909)	(1,065)	(277)	(4,030)
Class I	(4,578)	(35)	38	7	(1,630)	76	(138)
Purchases and sales of long term
investments
Purchase of securities	$175,234	$134,704	$246,987	$813,267	$330,138	$1,108,409	$143,487
Purchase of U.S. Government securities	27,274 (a)	—	19,863	—	—	—	—
Total purchases	$202,508	$134,704	$266,850	$813,267	$330,138	$1,108,409	$143,487
Proceeds from sales of securities	$188,256	$182,743	$376,940	$1,196,067	$366,217	$1,142,644	$275,782
Proceeds from sales of U.S. Government
securities	67,590 (a)	—	—	—	—	—	—
Total proceeds from sales	$255,846	$182,743	$376,940	$1,196,067	$366,217	$1,142,644	$275,782
Securities sold short covers	$54,530	$—	$—	$—	$—	$—	$78,419
Securities sold short proceeds	$56,088	$—	$—	$—	$—	$—	$28,679

(a)	Amounts exclude $922,274 and $927,991 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2026

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan Nasdaq Hedged Equity Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/JPMorgan U.S. Value Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund
Operations
Net investment income (loss)	$(6,859)	$(49)	$19,115	$8,009	$770	$14,765	$300
Net realized gain (loss)	321,683	(7,559)	(20,401)	132,505	74,748	(1,021)	181,376
Net change in unrealized appreciation
(depreciation)	37,943	8,591	7,905	22,018	(176,137)	(7,535)	(188,622)
Change in net assets from operations	352,767	983	6,619	162,532	(100,619)	6,209	(6,946)
Share transactions[1]
Proceeds from the sale of shares
Class A	243,647	15,256	102,291	81,519	212,250	104,540	187,118
Class I	15,182	991	12,752	10,024	52,341	10,014	5,274
Proceeds in connection with acquisition
Class A	—	—	—	—	1,271,131	—	—
Class I	—	—	—	—	20,383	—	—
Cost of shares redeemed
Class A	(401,903)	(8,728)	(140,449)	(133,899)	(313,064)	(124,074)	(399,794)
Class I	(41,748)	(281)	(41,970)	(40,550)	(89,955)	(86,720)	(8,701)
Change in net assets from
share transactions	(184,822)	7,238	(67,376)	(82,906)	1,153,086	(96,240)	(216,103)
Change in net assets	167,945	8,221	(60,757)	79,626	1,052,467	(90,031)	(223,049)
Net assets beginning of period	3,402,642	46,897	1,236,046	1,335,517	953,050	711,820	1,130,019
Net assets end of period	$3,570,587	$55,118	$1,175,289	$1,415,143	$2,005,517	$621,789	$906,970

[1]Share transactions
Shares sold
Class A	3,193	1,362	7,262	3,658	2,948	10,334	5,326
Class I	189	88	843	435	831	981	155
Shares issued in connection with acquisition
Class A	—	—	—	—	64,854	—	—
Class I	—	—	—	—	1,019	—	—
Shares redeemed
Class A	(5,264)	(780)	(9,976)	(6,017)	(8,112)	(12,265)	(11,506)
Class I	(522)	(25)	(2,773)	(1,765)	(2,730)	(8,497)	(257)
Change in shares
Class A	(2,071)	582	(2,714)	(2,359)	59,690	(1,931)	(6,180)
Class I	(333)	63	(1,930)	(1,330)	(880)	(7,516)	(102)
Purchases and sales of long term
investments
Purchase of securities	$1,859,027	$12,134	$204,536	$302,544	$1,332,812	$289,840	$237,505
Purchase of U.S. Government securities	—	—	361,984	—	—	76,313	—
Total purchases	$1,859,027	$12,134	$566,520	$302,544	$1,332,812	$366,153	$237,505
Proceeds from sales of securities	$2,071,501	$11,235	$276,411	$380,865	$228,644	$361,027	$440,577
Proceeds from sales of U.S. Government
securities	—	—	359,926	—	—	83,066	—
Total proceeds from sales	$2,071,501	$11,235	$636,337	$380,865	$228,644	$444,093	$440,577
Securities sold short covers	$—	$11,182	$—	$—	$—	$—	$—
Securities sold short proceeds	$—	$3,507	$176	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2026

	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund
Operations
Net investment income (loss)	$646	$3,720	$6,650	$20,073	$8,654	$12,795	$1,345
Net realized gain (loss)	48,966	20,491	71,611	128,668	91,276	133,802	38,469
Net change in unrealized appreciation
(depreciation)	(66,890)	(3,640)	41,728	132,714	(120,630)	(53,207)	80,718
Change in net assets from operations	(17,278)	20,571	119,989	281,455	(20,700)	93,390	120,532
Share transactions[1]
Proceeds from the sale of shares
Class A	97,515	167,639	95,759	608,815	171,935	172,266	399,287
Class I	2,919	3,466	2,992	9,844	3,639	4,522	11,559
Proceeds in connection with acquisition
Class A	—	—	—	—	9,771	—	—
Cost of shares redeemed
Class A	(210,840)	(153,626)	(175,025)	(569,109)	(324,135)	(392,960)	(165,356)
Class I	(3,643)	(4,389)	(5,029)	(9,365)	(6,301)	(5,089)	(6,822)
Change in net assets from
share transactions	(114,049)	13,090	(81,303)	40,185	(145,091)	(221,261)	238,668
Change in net assets	(131,327)	33,661	38,686	321,640	(165,791)	(127,871)	359,200
Net assets beginning of period	1,321,807	350,400	1,308,433	1,462,850	1,542,393	2,805,816	385,735
Net assets end of period	$1,190,480	$384,061	$1,347,119	$1,784,490	$1,376,602	$2,677,945	$744,935

[1]Share transactions
Shares sold
Class A	1,855	8,572	1,549	11,890	6,246	3,488	14,577
Class I	51	173	47	190	127	88	404
Shares issued in connection with acquisition
Class A	—	—	—	—	357	—	—
Shares redeemed
Class A	(4,039)	(8,127)	(2,825)	(11,164)	(11,776)	(7,965)	(5,985)
Class I	(66)	(229)	(78)	(177)	(222)	(99)	(242)
Change in shares
Class A	(2,184)	445	(1,276)	726	(5,173)	(4,477)	8,592
Class I	(15)	(56)	(31)	13	(95)	(11)	162
Purchases and sales of long term
investments
Purchase of securities	$30,616	$120,618	$69,213	$418,514	$75,058 (a)	$65,949	$332,494
Proceeds from sales of securities	$143,115	$102,883	$139,759	$360,491	$212,298	$267,713	$97,989

(a)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2026

	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund
Operations
Net investment income (loss)	$(795)	$1,277	$3,549	$3,280	$61,517	$14,472	$8,411
Net realized gain (loss)	436,711	26,364	568,221	(1,373)	519,920	184,506	27,927
Net change in unrealized appreciation
(depreciation)	987,496	(11,505)	1,290,641	19,013	1,077,161	277,684	12,187
Change in net assets from operations	1,423,412	16,136	1,862,411	20,920	1,658,598	476,662	48,525
Share transactions[1]
Proceeds from the sale of shares
Class A	852,181	329,208	1,140,880	32,974	1,495,511	170,004	185,144
Class I	20,181	7,787	61,434	1,744	196,181	6,646	3,690
Cost of shares redeemed
Class A	(1,302,510)	(160,573)	(1,507,533)	(32,414)	(2,104,727)	(624,598)	(233,655)
Class I	(32,044)	(6,010)	(69,650)	(1,858)	(8,513)	(10,113)	(5,513)
Change in net assets from
share transactions	(462,192)	170,412	(374,869)	446	(421,548)	(458,061)	(50,334)
Change in net assets	961,220	186,548	1,487,542	21,366	1,237,050	18,601	(1,809)
Net assets beginning of period	7,633,321	162,206	9,714,092	193,310	17,097,359	4,902,933	751,429
Net assets end of period	$8,594,541	$348,754	$11,201,634	$214,676	$18,334,409	$4,921,534	$749,620

[1]Share transactions
Shares sold
Class A	10,554	15,925	11,601	2,148	26,509	5,703	6,668
Class I	247	369	908	111	3,153	215	130
Shares redeemed
Class A	(16,580)	(7,798)	(15,616)	(2,113)	(37,374)	(21,057)	(8,562)
Class I	(383)	(285)	(1,067)	(118)	(140)	(331)	(197)
Change in shares
Class A	(6,026)	8,127	(4,015)	35	(10,865)	(15,354)	(1,894)
Class I	(136)	84	(159)	(7)	3,013	(116)	(67)
Purchases and sales of long term
investments
Purchase of securities	$200,020	$274,462	$746,351	$23,581	$432,014	$63,160	$109,531
Proceeds from sales of securities	$648,522	$104,108	$1,104,648	$19,898	$799,664	$503,703	$152,015

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2026

	JNL/Mellon World Index Fund	JNL/MFS Equity Income Fund	JNL/MFS Mid Cap Value Fund	JNL/Morningstar SMID Moat Focus Index Fund	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund
Operations
Net investment income (loss)	$5,255	$5,853	$10,185	$283	$1,464	$3,260	$925
Net realized gain (loss)	37,645	166,548	171,193	4,792	23,392	(915)	8,937
Net change in unrealized appreciation
(depreciation)	38,180	(96,904)	52,376	(2,011)	3,203	(4,333)	(2,655)
Change in net assets from operations	81,080	75,497	233,754	3,064	28,059	(1,988)	7,207
Share transactions[1]
Proceeds from the sale of shares
Class A	60,011	32,278	114,795	6,056	29,547	43,384	29,447
Class I	2,431	10,796	8,013	2,423	2,888	5,946	—
Cost of shares redeemed
Class A	(118,226)	(56,088)	(254,021)	(5,549)	(80,033)	(123,883)	(14,070)
Class I	(3,364)	(51,096)	(22,262)	(64,464)	(3,097)	(172,628)	—
Change in net assets from
share transactions	(59,148)	(64,110)	(153,475)	(61,534)	(50,695)	(247,181)	15,377
Change in net assets	21,932	11,387	80,279	(58,470)	(22,636)	(249,169)	22,584
Net assets beginning of period	898,162	818,994	1,907,435	76,594	424,662	818,779	45,186
Net assets end of period	$920,094	$830,381	$1,987,714	$18,124	$402,026	$569,610	$67,770

[1]Share transactions
Shares sold
Class A	1,080	1,628	4,901	519	968	4,213	1,220
Class I	43	529	332	208	92	563	—
Shares redeemed
Class A	(2,132)	(2,823)	(10,890)	(474)	(2,653)	(11,933)	(587)
Class I	(59)	(2,511)	(925)	(5,449)	(100)	(16,522)	—
Change in shares
Class A	(1,052)	(1,195)	(5,989)	45	(1,685)	(7,720)	633
Class I	(16)	(1,982)	(593)	(5,241)	(8)	(15,959)	—
Purchases and sales of long term
investments
Purchase of securities	$18,063	$897,058	$314,819	$29,801	$39,664	$226,011	$32,247
Proceeds from sales of securities	$75,081	$950,261	$459,471	$90,865	$88,907	$466,429	$14,034

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2026

	JNL/Neuberger Berman Gold Plus Strategy Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Newton Equity Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Emerging Markets Debt Fund(a)
Operations
Net investment income (loss)	$1,758	$27,283	$30,430	$46,121	$15,387	$28,093	$490
Net realized gain (loss)	(4,089)	(4,558)	432,856	(4,335)	(8,210)	(5,685)	40
Net change in unrealized appreciation
(depreciation)	(10,154)	(12,297)	67,600	(18,590)	(825)	(10,285)	166
Change in net assets from operations	(12,485)	10,428	530,886	23,196	6,352	12,123	696
Share transactions[1]
Proceeds from the sale of shares
Class A	42,728	78,511	569,272	213,813	42,867	79,492	50,252
Class I	—	4,958	43,663	25,177	10,078	8,803	187
Proceeds in connection with acquisition
Class A	—	295,450	—	—	—	—	—
Class I	—	5,786	—	—	—	—	—
Cost of shares redeemed
Class A	(45,849)	(128,427)	(419,173)	(184,654)	(61,056)	(129,583)	(20)
Class I	—	(12,129)	(117,735)	(76,805)	(38,410)	(24,456)	(1)
Change in net assets from
share transactions	(3,121)	244,149	76,027	(22,469)	(46,521)	(65,744)	50,418
Change in net assets	(15,606)	254,577	606,913	727	(40,169)	(53,621)	51,114
Net assets beginning of period	117,655	1,075,670	3,826,039	1,887,326	789,939	1,111,483	—
Net assets end of period	$102,049	$1,330,247	$4,432,952	$1,888,053	$749,770	$1,057,862	$51,114

[1]Share transactions
Shares sold
Class A	1,779	5,586	13,355	16,323	3,206	6,358	5,025
Class I	—	342	1,002	1,876	739	680	18
Shares issued in connection with acquisition
Class A	—	20,969	—	—	—	—	—
Class I	—	400	—	—	—	—	—
Shares redeemed
Class A	(2,014)	(9,146)	(9,808)	(14,118)	(4,571)	(10,369)	(2)
Class I	—	(840)	(2,692)	(5,727)	(2,815)	(1,893)	—
Change in shares
Class A	(235)	17,409	3,547	2,205	(1,365)	(4,011)	5,023
Class I	—	(98)	(1,690)	(3,851)	(2,076)	(1,213)	18
Purchases and sales of long term
investments
Purchase of securities	$61,173	$623,858	$2,147,317	$410,408	$91,719	$135,614	$50,201
Purchase of U.S. Government securities	—	13,198 (b)	—	21,678 (c)	22,081 (d)	124,212 (e)	1,236
Total purchases	$61,173	$637,056	$2,147,317	$432,086	$113,800	$259,826	$51,437
Proceeds from sales of securities	$29,594	$367,579	$1,985,722	$309,486	$105,821	$80,906	$2,535
Proceeds from sales of U.S. Government
securities	—	5,816 (b)	—	26,980 (c)	18,734 (d)	98,519 (e)	—
Total proceeds from sales	$29,594	$373,395	$1,985,722	$336,466	$124,555	$179,425	$2,535
Securities sold short covers	$—	$—	$—	$—	$7,820	$202,099	$—
Securities sold short proceeds	$—	$—	$—	$308	$8,049	$227,410	$81

(a)	Period from commencement of operations April 27, 2026.
(b)	Amounts exclude $1,164,753 and $1,096,201 of purchases and sales, respectively, of dollar roll transaction securities.
(c)	Amounts exclude $7,927,924 and $7,928,762 of purchases and sales, respectively, of dollar roll transaction securities.
(d)	Amounts exclude $501,231 and $481,062 of purchases and sales, respectively, of dollar roll transaction securities.
(e)	Amounts exclude $1,150,240 and $1,153,961 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2026

	JNL/PPM America High Yield Bond Fund	JNL/PPM America Investment Grade Credit Fund	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Capital Appreciation Equity Fund	JNL/T. Rowe Price Capital Appreciation Fund
Operations
Net investment income (loss)	$46,903	$4,096	$27,781	$1,992	$12,515	$997	$108,342
Net realized gain (loss)	(3,898)	519	(12,264)	25,968	145,788	17,656	708,363
Net change in unrealized appreciation
(depreciation)	(15,977)	(3,288)	(5,020)	30,462	209,604	53,839	(76,511)
Change in net assets from operations	27,028	1,327	10,497	58,422	367,907	72,492	740,194
Share transactions[1]
Proceeds from the sale of shares
Class A	87,647	9,804	40,333	37,609	91,825	129,693	918,271
Class I	59,763	4,745	27,646	1,500	2,303	20,904	27,817
Proceeds in connection with acquisition
Class A	188,551	—	—	—	—	—	596,203
Class I	5,589	—	—	—	—	—	7,462
Cost of shares redeemed
Class A	(146,829)	(6,098)	(76,879)	(61,079)	(261,486)	(61,309)	(1,750,502)
Class I	(26,094)	(20,663)	(100,965)	(1,453)	(3,205)	(73,836)	(54,483)
Change in net assets from
share transactions	168,627	(12,212)	(109,865)	(23,423)	(170,563)	15,452	(255,232)
Change in net assets	195,655	(10,885)	(99,368)	34,999	197,344	87,944	484,962
Net assets beginning of period	1,322,058	186,478	1,363,991	376,638	2,077,116	962,571	14,817,478
Net assets end of period	$1,517,713	$175,593	$1,264,623	$411,637	$2,274,460	$1,050,515	$15,302,440

[1]Share transactions
Shares sold
Class A	4,814	876	2,920	3,330	2,943	11,349	29,163
Class I	2,731	420	1,962	135	73	1,820	861
Shares issued in connection with acquisition
Class A	10,315	—	—	—	—	—	18,608
Class I	255	—	—	—	—	—	227
Shares redeemed
Class A	(8,083)	(545)	(5,566)	(5,493)	(8,573)	(5,361)	(55,616)
Class I	(1,199)	(1,833)	(7,167)	(131)	(103)	(6,438)	(1,689)
Change in shares
Class A	7,046	331	(2,646)	(2,163)	(5,630)	5,988	(7,845)
Class I	1,787	(1,413)	(5,205)	4	(30)	(4,618)	(601)
Purchases and sales of long term
investments
Purchase of securities	$705,031 (a)	$66,550	$608,751	$50,961	$414,801	$398,555	$6,704,094
Purchase of U.S. Government securities	—	10,230	6,503 (b)	—	—	—	2,088,069
Total purchases	$705,031	$76,780	$615,254	$50,961	$414,801	$398,555	$8,792,163 (a)
Proceeds from sales of securities	$514,559	$71,024	$566,198	$70,519	$565,208	$382,055	$7,433,690
Proceeds from sales of U.S. Government
securities	—	10,875	140,373 (b)	—	—	—	2,095,779
Total proceeds from sales	$514,559	$81,899	$706,571	$70,519	$565,208	$382,055	$9,529,469
Securities sold short covers	$—	$—	$—	$—	$—	$—	$30,344
Securities sold short proceeds	$—	$—	$—	$—	$—	$—	$88,497

(a)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.
(b)	Amounts exclude $108,153 and $77,219 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2026

	JNL/T. Rowe Price Growth Stock Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund
Operations
Net investment income (loss)	$(14,260)	$(6,051)	$20,219	$18,584	$7,132	$137	$74,930
Net realized gain (loss)	1,559,120	751,204	(2,525)	488,930	86,879	2,403	561,855
Net change in unrealized appreciation
(depreciation)	(1,322,087)	(394,523)	(8,485)	71,505	235,637	(1,803)	(88,858)
Change in net assets from operations	222,773	350,630	9,209	579,019	329,648	737	547,927
Share transactions[1]
Proceeds from the sale of shares
Class A	391,397	197,112	118,062	254,222	212,056	7,391	412,900
Class I	34,035	3,441	4,467	39,234	38,283	121	6,886
Cost of shares redeemed
Class A	(1,185,506)	(570,602)	(180,580)	(417,128)	(233,205)	(7,940)	(947,278)
Class I	(125,850)	(8,810)	(4,179)	(137,817)	(137,459)	(204)	(9,402)
Change in net assets from
share transactions	(885,924)	(378,859)	(62,230)	(261,489)	(120,325)	(632)	(536,894)
Change in net assets	(663,151)	(28,229)	(53,021)	317,530	209,323	105	11,033
Net assets beginning of period	9,516,031	4,396,111	1,084,922	4,059,938	2,183,211	47,452	9,331,509
Net assets end of period	$8,852,880	$4,367,882	$1,031,901	$4,377,468	$2,392,534	$47,557	$9,342,542

[1]Share transactions
Shares sold
Class A	3,805	2,361	10,116	7,383	12,158	521	9,202
Class I	312	37	371	1,068	2,144	8	146
Shares redeemed
Class A	(11,429)	(6,839)	(15,477)	(12,184)	(13,358)	(559)	(21,150)
Class I	(1,153)	(97)	(347)	(3,759)	(7,722)	(14)	(198)
Change in shares
Class A	(7,624)	(4,478)	(5,361)	(4,801)	(1,200)	(38)	(11,948)
Class I	(841)	(60)	24	(2,691)	(5,578)	(6)	(52)
Purchases and sales of long term
investments
Purchase of securities	$3,738,731	$5,058,245	$267,076	$1,617,583	$624,270	$44,534	$3,536,985
Purchase of U.S. Government securities	—	—	370,382	—	—	—	1,154,679 (a)
Total purchases	$3,738,731	$5,058,245	$637,458	$1,617,583	$624,270	$44,534	$4,691,664
Proceeds from sales of securities	$4,657,400	$5,310,773	$307,436	$1,874,398	$685,539	$50,481	$4,146,335
Proceeds from sales of U.S. Government
securities	—	—	358,848	—	—	—	1,015,868 (a)
Total proceeds from sales	$4,657,400	$5,310,773	$666,284	$1,874,398	$685,539	$50,481	$5,162,203
Securities sold short covers	$—	$—	$—	$—	$—	$11,273	$461,566
Securities sold short proceeds	$—	$—	$—	$—	$—	$12,325	$379,610

(a)	Amounts exclude $772,199 and $772,349 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2026

	JNL/WMC Equity Income Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$7,936	$7,170
Net realized gain (loss)	61,279	223,413
Net change in unrealized appreciation
(depreciation)	(4,607)	(122,272)
Change in net assets from operations	64,608	108,311
Share transactions[1]
Proceeds from the sale of shares
Class A	55,572	34,166
Class I	8,782	5,724
Cost of shares redeemed
Class A	(104,701)	(92,286)
Class I	(27,631)	(78,983)
Change in net assets from
share transactions	(67,978)	(131,379)
Change in net assets	(3,370)	(23,068)
Net assets beginning of period	921,803	972,238
Net assets end of period	$918,433	$949,170

[1]Share transactions
Shares sold
Class A	2,375	803
Class I	366	129
Shares redeemed
Class A	(4,461)	(2,174)
Class I	(1,149)	(1,856)
Change in shares
Class A	(2,086)	(1,371)
Class I	(783)	(1,727)
Purchases and sales of long term
investments
Purchase of securities	$382,447	$1,262,261
Proceeds from sales of securities	$444,698	$1,379,379

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Bond Fund of America Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL Multi-Manager Global Small Cap Fund (a) (b)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$57,163	$18,906	$13,099	$10,197	$(420)	$(23,939)
Net realized gain (loss)	262,316	(4,955)	7,003	157,842	(8,400)	704,785
Net change in unrealized appreciation
(depreciation)	174,076	16,784	70,505	35,996	87,567	715,550
Change in net assets from operations	493,555	30,735	90,607	204,035	78,747	1,396,396
Share transactions[1]
Proceeds from the sale of shares
Class A	608,960	169,975	142,264	181,245	77,658	2,331,331
Class I	11,766	5,446	3,043	6,460	2,289	55,531
Cost of shares redeemed
Class A	(707,954)	(163,373)	(109,046)	(278,379)	(168,332)	(1,808,383)
Class I	(21,517)	(7,543)	(1,494)	(10,857)	(3,148)	(57,929)
Change in net assets from
share transactions	(108,745)	4,505	34,767	(101,531)	(91,533)	520,550
Change in net assets	384,810	35,240	125,374	102,504	(12,786)	1,916,946
Net assets beginning of year	3,269,658	466,628	434,773	1,029,314	614,509	6,866,667
Net assets end of year	$3,654,468	$501,868	$560,147	$1,131,818	$601,723	$8,783,613

[1]Share transactions
Shares sold
Class A	31,373	17,614	8,939	6,049	3,925	33,121
Class I	571	558	188	213	113	787
Shares redeemed
Class A	(36,630)	(17,029)	(6,799)	(9,392)	(8,516)	(26,006)
Class I	(1,034)	(773)	(93)	(364)	(153)	(803)
Change in shares
Class A	(5,257)	585	2,140	(3,343)	(4,591)	7,115
Class I	(463)	(215)	95	(151)	(40)	(16)

(a) (b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

Effective April 27, 2026, the name of JNL/American Funds Global Small Capitalization Fund was changed to JNL Multi-Manager Global Small Cap Fund and the Fund became a Fund of Funds.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)	JNL/Mellon Bond Index Fund(a)	JNL/Mellon Emerging Markets Index Fund(a)	JNL/Mellon International Index Fund(a)
Operations
Net investment income (loss)	$61,441	$12,442	$9,237	$39,874	$(4,928)	$(4,762)	$53,076
Net realized gain (loss)	2,348,254	22,213	125,871	395,576	(3,898)	324	107,746
Net change in unrealized appreciation
(depreciation)	(452,711)	285,763	206,607	204,013	73,897	226,266	565,712
Change in net assets from operations	1,956,984	320,418	341,715	639,463	65,071	221,828	726,534
Share transactions[1]
Proceeds from the sale of shares
Class A	1,780,854	171,970	208,571	619,814	203,339	202,536	450,534
Class I	38,070	7,411	7,986	15,764	6,869	5,551	13,326
Proceeds in connection with acquisition
Class A	—	—	—	—	—	—	603,876
Class I	—	—	—	—	—	—	16,818
Cost of shares redeemed
Class A	(2,868,572)	(347,666)	(369,037)	(984,055)	(258,820)	(272,750)	(779,272)
Class I	(53,449)	(6,444)	(10,471)	(22,977)	(7,165)	(8,552)	(28,157)
Change in net assets from
share transactions	(1,103,097)	(174,729)	(162,951)	(371,454)	(55,777)	(73,215)	277,125
Change in net assets	853,887	145,689	178,764	268,009	9,294	148,613	1,003,659
Net assets beginning of year	11,698,120	1,305,722	1,321,252	3,999,168	1,018,367	778,225	2,069,235
Net assets end of year	$12,552,007	$1,451,411	$1,500,016	$4,267,177	$1,027,661	$926,838	$3,072,894

[1]Share transactions
Shares sold
Class A	33,656	9,576	10,363	13,549	16,905	14,627	24,187
Class I	708	402	383	333	544	390	674
Shares issued in connection with acquisition
Class A	—	—	—	—	—	—	34,389
Class I	—	—	—	—	—	—	903
Shares redeemed
Class A	(54,165)	(19,290)	(18,584)	(21,498)	(21,632)	(20,455)	(41,766)
Class I	(984)	(353)	(515)	(480)	(569)	(624)	(1,491)
Change in shares
Class A	(20,509)	(9,714)	(8,221)	(7,949)	(4,727)	(5,828)	16,810
Class I	(276)	49	(132)	(147)	(25)	(234)	86

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/Mellon S&P 400 MidCap Index Fund(a)	JNL/Mellon Small Cap Index Fund(a)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Operations
Net investment income (loss)	$(14,766)	$(10,643)	$(501)	$(322)	$1,688	$710	$2,805
Net realized gain (loss)	81,397	29,597	187,560	22,786	294,514	140,963	401,884
Net change in unrealized appreciation
(depreciation)	150,451	104,103	24,849	27,152	93,188	52,131	9,167
Change in net assets from operations	217,082	123,057	211,908	49,616	389,390	193,804	413,856
Share transactions[1]
Proceeds from the sale of shares
Class A	446,131	328,322	176,092	125,485	193,187	135,696	138,023
Class I	26,313	13,529	1,043	4,095	1,411	1,409	628
Cost of shares redeemed
Class A	(849,269)	(611,508)	(365,090)	(157,261)	(681,924)	(421,229)	(721,183)
Class I	(32,113)	(27,825)	(3,854)	(4,272)	(2,510)	(2,303)	(2,266)
Change in net assets from
share transactions	(408,938)	(297,482)	(191,809)	(31,953)	(489,836)	(286,427)	(584,798)
Change in net assets	(191,856)	(174,425)	20,099	17,663	(100,446)	(92,623)	(170,942)
Net assets beginning of year	3,433,492	2,524,228	1,436,400	557,157	2,905,092	1,949,013	3,570,552
Net assets end of year	$3,241,636	$2,349,803	$1,456,499	$574,820	$2,804,646	$1,856,390	$3,399,610

[1]Share transactions
Shares sold
Class A	12,444	11,889	7,957	8,295	8,609	7,274	6,504
Class I	703	473	44	264	61	74	29
Shares redeemed
Class A	(23,522)	(21,907)	(16,262)	(10,438)	(30,721)	(22,595)	(34,221)
Class I	(854)	(956)	(167)	(271)	(109)	(123)	(110)
Change in shares
Class A	(11,078)	(10,018)	(8,305)	(2,143)	(22,112)	(15,321)	(27,717)
Class I	(151)	(483)	(123)	(7)	(48)	(49)	(81)

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/JPMorgan Managed Aggressive Growth Fund	JNL/JPMorgan Managed Conservative Fund	JNL/JPMorgan Managed Growth Fund	JNL/JPMorgan Managed Moderate Fund	JNL/JPMorgan Managed Moderate Growth Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Allocation Fund
Operations
Net investment income (loss)	$(2,151)	$(2,200)	$(5,274)	$(4,184)	$(7,005)	$65,067	$1,314
Net realized gain (loss)	189,520	20,629	377,678	91,307	251,980	241,805	1,361
Net change in unrealized appreciation
(depreciation)	103,856	41,409	152,043	83,527	181,823	384,496	835
Change in net assets from operations	291,225	59,838	524,447	170,650	426,798	691,368	3,510
Share transactions[1]
Proceeds from the sale of shares
Class A	146,961	68,512	212,321	68,362	114,927	659,881	67,263
Class I	3,560	501	1,820	894	1,880	17,543	424
Cost of shares redeemed
Class A	(478,359)	(174,351)	(915,691)	(361,897)	(766,124)	(909,946)	(10,772)
Class I	(3,965)	(786)	(5,697)	(254)	(2,555)	(19,335)	(1)
Change in net assets from
share transactions	(331,803)	(106,124)	(707,247)	(292,895)	(651,872)	(251,857)	56,914
Change in net assets	(40,578)	(46,286)	(182,800)	(122,245)	(225,074)	439,511	60,424
Net assets beginning of year	2,122,428	685,785	4,121,346	1,720,643	3,808,178	3,880,573	3,883
Net assets end of year	$2,081,850	$639,499	$3,938,546	$1,598,398	$3,583,104	$4,320,084	$64,307

[1]Share transactions
Shares sold
Class A	3,497	4,137	6,259	3,165	4,138	21,832	6,379
Class I	84	30	53	41	65	570	39
Shares redeemed
Class A	(11,250)	(10,433)	(26,955)	(16,708)	(27,585)	(30,259)	(1,025)
Class I	(91)	(46)	(165)	(11)	(89)	(624)	—
Change in shares
Class A	(7,753)	(6,296)	(20,696)	(13,543)	(23,447)	(8,427)	5,354
Class I	(7)	(16)	(112)	30	(24)	(54)	39

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/American Funds Moderate Growth Allocation Fund	JNL Growth ETF Allocation Fund	JNL Moderate ETF Allocation Fund	JNL Moderate Growth ETF Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
Operations
Net investment income (loss)	$52,239	$5,694	$5,672	$7,228	$35,861	$14,763	$20,772
Net realized gain (loss)	94,575	36,584	6,050	23,500	83,663	10,257	32,330
Net change in unrealized appreciation
(depreciation)	221,468	15,926	12,258	15,598	190,692	37,045	73,664
Change in net assets from operations	368,282	58,204	23,980	46,326	310,216	62,065	126,766
Distributions to shareholders
From distributable earnings
Class A	—	(34,290)	(12,089)	(29,932)	—	—	—
Class I	—	(881)	(553)	(861)	—	—	—
Total distributions to shareholders	—	(35,171)	(12,642)	(30,793)	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	198,654	92,503	48,745	53,319	191,534	75,018	107,551
Class I	2,203	1,981	2,653	887	8,758	3,954	5,359
Reinvestment of distributions
Class A	—	34,290	12,089	29,932	—	—	—
Class I	—	881	553	861	—	—	—
Cost of shares redeemed
Class A	(505,364)	(88,949)	(44,068)	(60,772)	(418,508)	(112,123)	(182,012)
Class I	(4,591)	(3,270)	(1,510)	(1,823)	(12,296)	(6,208)	(8,290)
Change in net assets from
share transactions	(309,098)	37,436	18,462	22,404	(230,512)	(39,359)	(77,392)
Change in net assets	59,184	60,469	29,800	37,937	79,704	22,706	49,374
Net assets beginning of year	2,421,574	346,876	197,318	320,020	2,042,135	551,472	938,325
Net assets end of year	$2,480,758	$407,345	$227,118	$357,957	$2,121,839	$574,178	$987,699

[1]Share transactions
Shares sold
Class A	8,130	5,336	3,757	3,587	10,942	5,335	6,779
Class I	87	114	202	58	472	278	327
Reinvestment of distributions
Class A	—	2,005	933	2,040	—	—	—
Class I	—	51	43	58	—	—	—
Shares redeemed
Class A	(20,871)	(5,123)	(3,413)	(4,075)	(23,770)	(7,975)	(11,524)
Class I	(179)	(184)	(116)	(121)	(666)	(446)	(507)
Change in shares
Class A	(12,741)	2,218	1,277	1,552	(12,828)	(2,640)	(4,745)
Class I	(92)	(19)	129	(5)	(194)	(168)	(180)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL Bond Index Fund	JNL Emerging Markets Index Fund	JNL International Index Fund	JNL Mid Cap Index Fund	JNL Small Cap Index Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund
Operations
Net investment income (loss)	$38,884	$19,796	$73,715	$46,110	$34,832	$(2,626)	$20,759
Net realized gain (loss)	(11,726)	(4,149)	119,996	112,913	131,876	28,897	65,831
Net change in unrealized appreciation
(depreciation)	43,663	211,873	550,015	73,914	(34,200)	55,286	179,796
Change in net assets from operations	70,821	227,520	743,726	232,937	132,508	81,557	266,386
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	—	(4,429)
Class I	—	—	(116,416)	—	—	—	(7,163)
Total distributions to shareholders	—	—	(116,416)	—	—	—	(11,592)
Share transactions[1]
Proceeds from the sale of shares
Class A	—	—	—	—	—	32,564	66,369
Class I	218,228	209,174	1,088,216	474,800	343,867	116,566	305,817
Reinvestment of distributions
Class A	—	—	—	—	—	—	4,429
Class I	—	—	116,416	—	—	—	7,163
Cost of shares redeemed
Class A	—	—	—	—	—	(47,599)	(158,997)
Class I	(274,462)	(286,948)	(823,737)	(897,825)	(651,557)	(21,699)	(196,201)
Change in net assets from
share transactions	(56,234)	(77,774)	380,895	(423,025)	(307,690)	79,832	28,580
Change in net assets	14,587	149,746	1,008,205	(190,088)	(175,182)	161,389	283,374
Net assets beginning of year	1,034,647	780,857	2,079,893	3,444,243	2,534,122	801,157	1,120,791
Net assets end of year	$1,049,234	$930,603	$3,088,098	$3,254,155	$2,358,940	$962,546	$1,404,165

[1]Share transactions
Shares sold
Class A	—	—	—	—	—	2,407	6,763
Class I	22,361	19,925	98,340	39,358	31,925	8,441	30,521
Reinvestment of distributions
Class A	—	—	—	—	—	—	414
Class I	—	—	9,685	—	—	—	669
Shares redeemed
Class A	—	—	—	—	—	(3,528)	(16,272)
Class I	(28,274)	(28,399)	(71,937)	(73,904)	(59,829)	(1,595)	(20,033)
Change in shares
Class A	—	—	—	—	—	(1,121)	(9,095)
Class I	(5,913)	(8,474)	36,088	(34,546)	(27,904)	6,846	11,157

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL Multi-Manager Floating Rate Income Fund	JNL Multi-Manager International Small Cap Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL Multi-Manager Select Equity Fund (a)	JNL S&P 500 Index Fund
Operations
Net investment income (loss)	$76,950	$9,965	$4,804	$(8,724)	$8,070	$10,755	$6,227
Net realized gain (loss)	(40,079)	74,310	71,685	149,116	96,364	52,096	16,396
Net change in unrealized appreciation
(depreciation)	169	67,106	(53,149)	(58,994)	(57,983)	124,602	66,312
Change in net assets from operations	37,040	151,381	23,340	81,398	46,451	187,453	88,935
Distributions to shareholders
From distributable earnings
Class A	—	(7,784)	—	—	—	—	—
Class I	—	(6,173)	—	—	—	—	—
Total distributions to shareholders	—	(13,957)	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	116,198	44,977	76,208	266,031	194,861	214,997	—
Class I	9,754	87,033	139,569	64,967	65,486	362,920	156,338
Reinvestment of distributions
Class A	—	7,784	—	—	—	—	—
Class I	—	6,173	—	—	—	—	—
Cost of shares redeemed
Class A	(327,641)	(136,827)	(123,229)	(486,587)	(326,656)	(150,641)	—
Class I	(7,705)	(105,200)	(173,819)	(121,122)	(149,364)	(338,410)	(172,492)
Change in net assets from
share transactions	(209,394)	(96,060)	(81,271)	(276,711)	(215,673)	88,866	(16,154)
Change in net assets	(172,354)	41,364	(57,931)	(195,313)	(169,222)	276,319	72,781
Net assets beginning of year	1,099,365	654,115	1,212,362	2,401,268	1,889,206	1,117,772	499,111
Net assets end of year	$927,011	$695,479	$1,154,431	$2,205,955	$1,719,984	$1,394,091	$571,892

[1]Share transactions
Shares sold
Class A	8,609	3,605	3,782	6,349	9,229	12,601	—
Class I	716	6,400	6,623	1,403	2,968	20,020	5,635
Reinvestment of distributions
Class A	—	585	—	—	—	—	—
Class I	—	459	—	—	—	—	—
Shares redeemed
Class A	(24,301)	(10,793)	(6,084)	(11,486)	(15,401)	(8,866)	—
Class I	(564)	(8,288)	(8,265)	(2,599)	(6,741)	(18,797)	(6,152)
Change in shares
Class A	(15,692)	(6,603)	(2,302)	(5,137)	(6,172)	3,735	—
Class I	152	(1,429)	(1,642)	(1,196)	(3,773)	1,223	(517)

(a) Effective April 27, 2026, the name of JNL Multi-Manager U.S. Select Equity Fund was changed to JNL Multi-Manager Select Equity Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (a)
Operations
Net investment income (loss)	$51,754	$14,980	$(18,599)	$42,983	$(3,714)
Net realized gain (loss)	310,938	25,714	1,128,792	274,111	216,281
Net change in unrealized appreciation
(depreciation)	84,806	147,187	(615,957)	516,412	(81,081)
Change in net assets from operations	447,498	187,881	494,236	833,506	131,486
Distributions to shareholders
From distributable earnings
Class A	—	—	—	(108,780)	—
Class I	—	—	—	(116,647)	—
Total distributions to shareholders	—	—	—	(225,427)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	160,875	101,990	552,878	747,979	184,323
Class I	1,608	3,193	46,422	224,970	35,573
Reinvestment of distributions
Class A	—	—	—	108,780	—
Class I	—	—	—	116,647	—
Cost of shares redeemed
Class A	(613,118)	(253,990)	(1,366,023)	(370,908)	(351,603)
Class I	(4,499)	(6,026)	(147,866)	(575,226)	(241,260)
Change in net assets from
share transactions	(455,134)	(154,833)	(914,589)	252,242	(372,967)
Change in net assets	(7,636)	33,048	(420,353)	860,321	(241,481)
Net assets beginning of year	2,616,114	712,144	4,833,270	1,930,401	1,617,659
Net assets end of year	$2,608,478	$745,192	$4,412,917	$2,790,722	$1,376,178

[1]Share transactions
Shares sold
Class A	8,205	7,649	5,925	34,027	6,508
Class I	84	240	461	9,890	1,191
Reinvestment of distributions
Class A	—	—	—	4,792	—
Class I	—	—	—	4,943	—
Shares redeemed
Class A	(31,388)	(18,586)	(14,427)	(16,900)	(12,348)
Class I	(233)	(432)	(1,426)	(25,567)	(7,943)
Change in shares
Class A	(23,183)	(10,937)	(8,502)	21,919	(5,840)
Class I	(149)	(192)	(965)	(10,734)	(6,752)

(a) Effective April 27, 2026, the name of JNL/ClearBridge Large Cap Growth Fund was changed to JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/Cohen & Steers U.S. Realty Fund	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund
Operations
Net investment income (loss)	$1,696	$9,763	$7,648	$2,997	$124,578	$17,767	$63,900
Net realized gain (loss)	(995)	8,651	141,015	32,911	(19,579)	(12,378)	79,112
Net change in unrealized appreciation
(depreciation)	1,724	117,253	32,534	8,249	83,911	21,663	(6,028)
Change in net assets from operations	2,425	135,667	181,197	44,157	188,910	27,052	136,984
Distributions to shareholders
From distributable earnings
Class A	(2,890)	(7,683)	—	—	—	—	—
Class I	(140)	(476)	—	—	—	—	—
Total distributions to shareholders	(3,030)	(8,159)	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	22,162	341,054	141,642	186,696	185,898	23,157	177,772
Class I	777	23,573	9,212	15,258	125,840	57,665	6,992
Reinvestment of distributions
Class A	2,890	7,683	—	—	—	—	—
Class I	140	476	—	—	—	—	—
Cost of shares redeemed
Class A	(41,587)	(171,557)	(373,574)	(181,943)	(409,182)	(34,755)	(473,472)
Class I	(1,115)	(23,445)	(14,117)	(17,716)	(335,490)	(65,209)	(128,062)
Change in net assets from
share transactions	(16,733)	177,784	(236,837)	2,295	(432,934)	(19,142)	(416,770)
Change in net assets	(17,338)	305,292	(55,640)	46,452	(244,024)	7,910	(279,786)
Net assets beginning of year	97,074	325,489	1,346,436	661,454	2,793,668	338,206	1,698,970
Net assets end of year	$79,736	$630,781	$1,290,796	$707,906	$2,549,644	$346,116	$1,419,184

[1]Share transactions
Shares sold
Class A	2,272	25,024	4,706	14,201	13,798	1,807	6,521
Class I	79	1,833	280	1,140	8,493	4,431	252
Reinvestment of distributions
Class A	304	521	—	—	—	—	—
Class I	15	32	—	—	—	—	—
Shares redeemed
Class A	(4,293)	(12,785)	(12,272)	(14,028)	(30,474)	(2,725)	(17,337)
Class I	(113)	(1,712)	(429)	(1,333)	(22,739)	(5,136)	(4,569)
Change in shares
Class A	(1,717)	12,760	(7,566)	173	(16,676)	(918)	(10,816)
Class I	(19)	153	(149)	(193)	(14,246)	(705)	(4,317)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/DoubleLine Total Return Fund	JNL/Dreyfus Government Money Market Fund	JNL/Fidelity Institutional AM Total Bond Fund (a)	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund
Operations
Net investment income (loss)	$84,144	$94,613	$64,079	$10,646	$71,813	$62,504	$16,292
Net realized gain (loss)	(17,089)	6	(19,840)	30,882	13,398	607,249	51,978
Net change in unrealized appreciation
(depreciation)	73,910	—	62,389	41,296	73,470	95,570	12,644
Change in net assets from operations	140,965	94,619	106,628	82,824	158,681	765,323	80,914
Distributions to shareholders
From distributable earnings
Class A	—	(91,778)	—	—	—	—	—
Class I	—	(2,835)	—	—	—	—	—
Total distributions to shareholders	—	(94,613)	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	133,980	2,524,871	152,972	87,800	127,873	414,557	100,481
Class I	133,772	114,937	151,818	1,712	2,896	10,113	35,959
Reinvestment of distributions
Class A	—	91,778	—	—	—	—	—
Class I	—	2,835	—	—	—	—	—
Cost of shares redeemed
Class A	(199,477)	(2,836,874)	(208,947)	(198,111)	(319,055)	(1,288,203)	(170,509)
Class I	(377,159)	(109,003)	(206,021)	(3,054)	(2,064)	(11,397)	(184,744)
Change in net assets from
share transactions	(308,884)	(211,456)	(110,178)	(111,653)	(190,350)	(874,930)	(218,813)
Change in net assets	(167,919)	(211,450)	(3,550)	(28,829)	(31,669)	(109,607)	(137,899)
Net assets beginning of year	1,956,742	2,614,368	1,511,066	500,218	1,435,118	5,065,401	881,923
Net assets end of year	$1,788,823	$2,402,918	$1,507,516	$471,389	$1,403,449	$4,955,794	$744,024

[1]Share transactions
Shares sold
Class A	11,925	2,524,870	12,106	4,456	7,549	9,478	6,591
Class I	11,684	114,937	11,356	87	176	227	2,315
Reinvestment of distributions
Class A	—	91,778	—	—	—	—	—
Class I	—	2,835	—	—	—	—	—
Shares redeemed
Class A	(17,770)	(2,836,874)	(16,552)	(9,857)	(18,816)	(29,353)	(11,129)
Class I	(33,036)	(109,003)	(15,792)	(148)	(126)	(255)	(11,590)
Change in shares
Class A	(5,845)	(220,226)	(4,446)	(5,401)	(11,267)	(19,875)	(4,538)
Class I	(21,352)	8,769	(4,436)	(61)	50	(28)	(9,275)

(a)	Effective April 27, 2026, the name of JNL/Fidelity Institutional Asset Management Total Bond Fund was changed to JNL/Fidelity Institutional AM Total Bond Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/MFS Equity Income Fund (a)	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan Nasdaq Hedged Equity Fund
Operations
Net investment income (loss)	$11,161	$(9,860)	$2,559	$(11,899)	$(51)
Net realized gain (loss)	80,067	142,307	16,175	338,699	(1,622)
Net change in unrealized appreciation
(depreciation)	26,849	(44,452)	41,809	(82,379)	6,633
Change in net assets from operations	118,077	87,995	60,543	244,421	4,960
Share transactions[1]
Proceeds from the sale of shares
Class A	70,033	228,215	186,467	675,025	48,465
Class I	20,208	5,766	9,081	179,235	4,743
Cost of shares redeemed
Class A	(99,711)	(516,046)	(269,651)	(937,801)	(22,801)
Class I	(104,296)	(9,431)	(12,281)	(63,855)	(28,726)
Change in net assets from
share transactions	(113,766)	(291,496)	(86,384)	(147,396)	1,681
Change in net assets	4,311	(203,501)	(25,841)	97,025	6,641
Net assets beginning of year	814,683	1,792,184	908,452	3,305,617	40,256
Net assets end of year	$818,994	$1,588,683	$882,611	$3,402,642	$46,897

[1]Share transactions
Shares sold
Class A	4,030	6,144	11,115	9,294	4,701
Class I	1,123	146	529	2,253	455
Shares redeemed
Class A	(5,712)	(13,810)	(15,951)	(13,072)	(2,190)
Class I	(5,743)	(236)	(714)	(817)	(2,689)
Change in shares
Class A	(1,682)	(7,666)	(4,836)	(3,778)	2,511
Class I	(4,620)	(90)	(185)	1,436	(2,234)

(a) Effective April 27, 2026, the name of JNL/Invesco Diversified Dividend Fund was changed to JNL/MFS Equity Income Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/JPMorgan U.S. Value Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund
Operations
Net investment income (loss)	$37,222	$18,797	$(1,068)	$33,488	$1,916	$3,073
Net realized gain (loss)	(29,099)	265,953	44,693	2,171	160,402	234,618
Net change in unrealized appreciation
(depreciation)	72,608	(82,129)	88,706	5,660	89,555	(178,605)
Change in net assets from operations	80,731	202,621	132,331	41,319	251,873	59,086
Distributions to shareholders
From distributable earnings
Class A	—	—	(32,081)	(22,226)	—	—
Class I	—	—	(25,341)	(10,619)	—	—
Total distributions to shareholders	—	—	(57,422)	(32,845)	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	300,922	155,890	183,137	287,344	516,478	207,539
Class I	35,803	29,511	181,555	43,774	13,044	6,689
Reinvestment of distributions
Class A	—	—	32,081	22,226	—	—
Class I	—	—	25,341	10,619	—	—
Cost of shares redeemed
Class A	(361,136)	(254,004)	(181,260)	(255,359)	(509,166)	(501,873)
Class I	(105,080)	(444,841)	(108,197)	(76,803)	(13,322)	(10,038)
Change in net assets from
share transactions	(129,491)	(513,444)	132,657	31,801	7,034	(297,683)
Change in net assets	(48,760)	(310,823)	207,566	40,275	258,907	(238,597)
Net assets beginning of year	1,284,806	1,646,340	745,484	671,545	871,112	1,560,404
Net assets end of year	$1,236,046	$1,335,517	$953,050	$711,820	$1,130,019	$1,321,807

[1]Share transactions
Shares sold
Class A	22,052	8,089	8,984	28,172	17,549	4,253
Class I	2,438	1,472	8,384	4,236	460	129
Reinvestment of distributions
Class A	—	—	1,550	2,216	—	—
Class I	—	—	1,202	1,051	—	—
Shares redeemed
Class A	(26,564)	(13,062)	(8,868)	(24,992)	(18,345)	(10,143)
Class I	(7,190)	(21,605)	(5,103)	(7,486)	(486)	(192)
Change in shares
Class A	(4,512)	(4,973)	1,666	5,396	(796)	(5,890)
Class I	(4,752)	(20,133)	4,483	(2,199)	(26)	(63)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund
Operations
Net investment income (loss)	$7,179	$13,825	$42,988	$14,959	$28,716	$2,183	$(176)
Net realized gain (loss)	(796)	79,274	82,608	158,558	235,192	15,738	1,282,005
Net change in unrealized appreciation
(depreciation)	(4,228)	77,336	(26,157)	56,152	106,005	33,937	82,150
Change in net assets from operations	2,155	170,435	99,439	229,669	369,913	51,858	1,363,979
Share transactions[1]
Proceeds from the sale of shares
Class A	137,718	199,669	338,593	449,222	420,679	189,001	1,449,885
Class I	5,641	7,695	10,573	12,650	10,439	6,947	40,231
Cost of shares redeemed
Class A	(177,315)	(358,441)	(647,306)	(668,688)	(904,464)	(139,454)	(2,330,929)
Class I	(4,724)	(11,341)	(16,517)	(15,010)	(13,167)	(6,940)	(55,905)
Change in net assets from
share transactions	(38,680)	(162,418)	(314,657)	(221,826)	(486,513)	49,554	(896,718)
Change in net assets	(36,525)	8,017	(215,218)	7,843	(116,600)	101,412	467,261
Net assets beginning of year	386,925	1,300,416	1,678,068	1,534,550	2,922,416	284,323	7,166,060
Net assets end of year	$350,400	$1,308,433	$1,462,850	$1,542,393	$2,805,816	$385,735	$7,633,321

[1]Share transactions
Shares sold
Class A	7,653	3,652	8,664	16,932	9,292	8,410	22,188
Class I	311	136	260	459	219	299	588
Shares redeemed
Class A	(9,889)	(6,514)	(16,670)	(25,144)	(19,955)	(6,356)	(35,496)
Class I	(254)	(199)	(412)	(551)	(284)	(302)	(809)
Change in shares
Class A	(2,236)	(2,862)	(8,006)	(8,212)	(10,663)	2,054	(13,308)
Class I	57	(63)	(152)	(92)	(65)	(3)	(221)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/Mellon Materials Sector Fund	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund
Operations
Net investment income (loss)	$1,539	$9,775	$5,062	$124,459	$32,221	$15,031	$7,470
Net realized gain (loss)	2,451	770,984	(3,248)	711,734	295,862	45,591	53,316
Net change in unrealized appreciation
(depreciation)	16,757	854,667	4,727	1,743,639	425,723	46,149	109,162
Change in net assets from operations	20,747	1,635,426	6,541	2,579,832	753,806	106,771	169,948
Share transactions[1]
Proceeds from the sale of shares
Class A	69,130	1,964,375	56,328	3,040,326	395,936	375,998	114,128
Class I	2,786	322,578	3,782	2,173	13,548	8,351	4,991
Proceeds in connection with acquisition
Class A	—	—	—	—	—	—	376,153
Class I	—	—	—	—	—	—	7,959
Cost of shares redeemed
Class A	(67,618)	(2,494,998)	(70,243)	(3,925,646)	(1,371,353)	(296,061)	(220,044)
Class I	(2,074)	(67,997)	(6,679)	(2,385)	(23,380)	(8,900)	(6,307)
Change in net assets from
share transactions	2,224	(276,042)	(16,812)	(885,532)	(985,249)	79,388	276,880
Change in net assets	22,971	1,359,384	(10,271)	1,694,300	(231,443)	186,159	446,828
Net assets beginning of year	139,235	8,354,708	203,581	15,403,059	5,134,376	565,270	451,334
Net assets end of year	$162,206	$9,714,092	$193,310	$17,097,359	$4,902,933	$751,429	$898,162

[1]Share transactions
Shares sold
Class A	4,089	24,296	3,931	61,918	15,363	15,464	2,123
Class I	159	5,498	256	41	518	333	105
Shares issued in connection with acquisition
Class A	—	—	—	—	—	—	8,679
Class I	—	—	—	—	—	—	171
Shares redeemed
Class A	(3,976)	(30,842)	(4,924)	(79,687)	(52,872)	(12,325)	(4,333)
Class I	(119)	(1,237)	(457)	(45)	(884)	(357)	(122)
Change in shares
Class A	113	(6,546)	(993)	(17,769)	(37,509)	3,139	6,469
Class I	40	4,261	(201)	(4)	(366)	(24)	154

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/MFS Mid Cap Value Fund	JNL/Morningstar SMID Moat Focus Index Fund	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Gold Plus Strategy Fund
Operations
Net investment income (loss)	$21,812	$1,182	$3,239	$10,751	$1,519	$2,598
Net realized gain (loss)	167,034	6,955	48,644	112,764	4,141	25,932
Net change in unrealized appreciation
(depreciation)	(79,410)	(885)	3,273	(15,637)	1,056	10,274
Change in net assets from operations	109,436	7,252	55,156	107,878	6,716	38,804
Distributions to shareholders
From distributable earnings
Class A	—	—	—	(172,892)	—	—
Class I	—	—	—	(45,667)	—	—
Total distributions to shareholders	—	—	—	(218,559)	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	201,970	18,423	90,541	92,152	13,053	67,524
Class I	61,045	11,008	5,451	44,486	—	—
Reinvestment of distributions
Class A	—	—	—	172,892	—	—
Class I	—	—	—	45,667	—	—
Cost of shares redeemed
Class A	(449,194)	(5,531)	(192,273)	(299,982)	(12,686)	(41,538)
Class I	(47,461)	(81,162)	(5,403)	(433,792)	—	—
Change in net assets from
share transactions	(233,640)	(57,262)	(101,684)	(378,577)	367	25,986
Change in net assets	(124,204)	(50,010)	(46,528)	(489,258)	7,083	64,790
Net assets beginning of year	2,031,639	126,604	471,190	1,308,037	38,103	52,865
Net assets end of year	$1,907,435	$76,594	$424,662	$818,779	$45,186	$117,655

[1]Share transactions
Shares sold
Class A	9,649	1,677	3,216	7,372	719	3,910
Class I	2,709	1,009	189	3,696	—	—
Reinvestment of distributions
Class A	—	—	—	16,802	—	—
Class I	—	—	—	4,345	—	—
Shares redeemed
Class A	(21,418)	(502)	(6,897)	(23,785)	(699)	(2,424)
Class I	(2,153)	(7,256)	(185)	(32,744)	—	—
Change in shares
Class A	(11,769)	1,175	(3,681)	389	20	1,486
Class I	556	(6,247)	4	(24,703)	—	—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/Neuberger Berman Strategic Income Fund	JNL/Newton Equity Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Investment Grade Credit Fund
Operations
Net investment income (loss)	$46,444	$44,092	$79,763	$36,131	$39,014	$98,683	$12,044
Net realized gain (loss)	11,768	316,868	33,182	(10,058)	20,717	(5,231)	3,151
Net change in unrealized appreciation
(depreciation)	27,078	211,630	55,797	42,553	23,346	19,112	3,572
Change in net assets from operations	85,290	572,590	168,742	68,626	83,077	112,564	18,767
Share transactions[1]
Proceeds from the sale of shares
Class A	165,040	918,391	426,602	125,786	240,833	150,848	19,369
Class I	28,014	457,610	214,382	26,576	72,686	83,408	21,760
Proceeds in connection with acquisition
Class A	340,221	—	—	—	—	—	—
Class I	4,405	—	—	—	—	—	—
Cost of shares redeemed
Class A	(232,248)	(621,273)	(307,079)	(173,217)	(311,379)	(319,427)	(4,895)
Class I	(20,194)	(219,280)	(129,160)	(126,836)	(55,490)	(135,123)	(164,114)
Change in net assets from
share transactions	285,238	535,448	204,745	(147,691)	(53,350)	(220,294)	(127,880)
Change in net assets	370,528	1,108,038	373,487	(79,065)	29,727	(107,730)	(109,113)
Net assets beginning of year	705,142	2,718,001	1,513,839	869,004	1,081,756	1,429,788	295,591
Net assets end of year	$1,075,670	$3,826,039	$1,887,326	$789,939	$1,111,483	$1,322,058	$186,478

[1]Share transactions
Shares sold
Class A	(5,469)	25,574	34,209	9,777	20,012	8,728	1,789
Class I	1,756	12,002	16,370	2,027	5,774	3,982	2,013
Shares issued in connection with acquisition
Class A	43,691	—	—	—	—	—	—
Class I	553	—	—	—	—	—	—
Shares redeemed
Class A	(17,275)	(17,098)	(24,875)	(13,522)	(25,849)	(18,529)	(452)
Class I	(1,468)	(5,816)	(10,207)	(9,602)	(4,450)	(6,418)	(15,043)
Change in shares
Class A	20,947	8,476	9,334	(3,745)	(5,837)	(9,801)	1,337
Class I	841	6,186	6,163	(7,575)	1,324	(2,436)	(13,030)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Capital Appreciation Equity Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Growth Stock Fund
Operations
Net investment income (loss)	$61,449	$3,811	$27,640	$2,107	$240,395	$(37,028)
Net realized gain (loss)	(4,014)	30,164	304,071	33,397	1,815,128	2,318,535
Net change in unrealized appreciation
(depreciation)	40,024	(9,757)	(14,648)	79,831	(479,033)	(904,556)
Change in net assets from operations	97,459	24,218	317,063	115,335	1,576,490	1,376,951
Share transactions[1]
Proceeds from the sale of shares
Class A	86,733	66,383	125,089	353,733	2,036,371	861,370
Class I	69,802	1,885	4,291	265,583	71,377	129,031
Cost of shares redeemed
Class A	(156,656)	(120,918)	(504,296)	(96,215)	(2,957,450)	(2,531,742)
Class I	(237,845)	(2,952)	(6,605)	(204,138)	(239,009)	(529,193)
Change in net assets from
share transactions	(237,966)	(55,602)	(381,521)	318,963	(1,088,711)	(2,070,534)
Change in net assets	(140,507)	(31,384)	(64,458)	434,298	487,779	(693,583)
Net assets beginning of year	1,504,498	408,022	2,141,574	528,273	14,329,699	10,209,614
Net assets end of year	$1,363,991	$376,638	$2,077,116	$962,571	$14,817,478	$9,516,031

[1]Share transactions
Shares sold
Class A	6,487	6,829	4,849	33,736	69,012	9,058
Class I	5,128	195	162	25,521	2,362	1,254
Shares redeemed
Class A	(11,736)	(12,420)	(19,361)	(9,098)	(100,357)	(26,333)
Class I	(17,519)	(305)	(248)	(18,893)	(8,046)	(5,047)
Change in shares
Class A	(5,249)	(5,591)	(14,512)	24,638	(31,345)	(17,275)
Class I	(12,391)	(110)	(86)	6,628	(5,684)	(3,793)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund
Operations
Net investment income (loss)	$(12,770)	$43,907	$44,963	$2,577	$932
Net realized gain (loss)	551,329	(683)	354,814	118,923	1,220
Net change in unrealized appreciation
(depreciation)	(400,484)	14,514	106,829	252,279	1,210
Change in net assets from operations	138,075	57,738	506,606	373,779	3,362
Distributions to shareholders
From distributable earnings
Class A	—	—	—	(67,810)	—
Class I	—	—	—	(67,391)	—
Total distributions to shareholders	—	—	—	(135,201)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	466,508	326,932	409,368	558,794	10,276
Class I	16,456	8,299	100,884	284,584	684
Reinvestment of distributions
Class A	—	—	—	67,810	—
Class I	—	—	—	67,391	—
Cost of shares redeemed
Class A	(1,180,471)	(405,910)	(844,807)	(392,073)	(16,190)
Class I	(183,161)	(18,739)	(586,443)	(406,418)	(652)
Change in net assets from
share transactions	(880,668)	(89,418)	(920,998)	180,088	(5,882)
Change in net assets	(742,593)	(31,680)	(414,392)	418,666	(2,520)
Net assets beginning of year	5,138,704	1,116,602	4,474,330	1,764,545	49,972
Net assets end of year	$4,396,111	$1,084,922	$4,059,938	$2,183,211	$47,452

[1]Share transactions
Shares sold
Class A	5,906	28,871	13,799	32,975	757
Class I	194	715	3,156	16,631	49
Reinvestment of distributions
Class A	—	—	—	4,186	—
Class I	—	—	—	4,077	—
Shares redeemed
Class A	(14,846)	(35,863)	(28,292)	(23,261)	(1,199)
Class I	(2,100)	(1,619)	(17,954)	(23,816)	(47)
Change in shares
Class A	(8,940)	(6,992)	(14,493)	13,900	(442)
Class I	(1,906)	(904)	(14,798)	(3,108)	2

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL Multi-Manager International Equity Fund (a)	JNL/WMC Balanced Fund	JNL/WMC Equity Income Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$7,349	$149,052	$17,169	$16,548
Net realized gain (loss)	60,387	1,311,769	133,428	111,677
Net change in unrealized appreciation
(depreciation)	142,294	(131,482)	(127)	13,328
Change in net assets from operations	210,030	1,329,339	150,470	141,553
Distributions to shareholders
From distributable earnings
Class A	(3,117)	—	—	—
Class I	(3,827)	—	—	—
Total distributions to shareholders	(6,944)	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	55,270	819,346	90,018	71,359
Class I	40,346	13,124	79,157	16,390
Reinvestment of distributions
Class A	3,117	—	—	—
Class I	3,827	—	—	—
Cost of shares redeemed
Class A	(145,794)	(1,983,076)	(187,687)	(182,617)
Class I	(138,126)	(17,575)	(243,991)	(137,947)
Change in net assets from
share transactions	(181,360)	(1,168,181)	(262,503)	(232,815)
Change in net assets	21,726	161,158	(112,033)	(91,262)
Net assets beginning of year	975,734	9,170,351	1,033,836	1,063,500
Net assets end of year	$997,460	$9,331,509	$921,803	$972,238

[1]Share transactions
Shares sold
Class A	4,548	20,277	4,389	1,919
Class I	3,028	308	3,689	422
Reinvestment of distributions
Class A	239	—	—	—
Class I	272	—	—	—
Shares redeemed
Class A	(11,976)	(49,169)	(9,111)	(4,915)
Class I	(10,505)	(420)	(11,536)	(3,413)
Change in shares
Class A	(7,189)	(28,892)	(4,722)	(2,996)
Class I	(7,205)	(112)	(7,847)	(2,991)

(a)	Effective April 27, 2026, the name of JNL/William Blair International Leaders Fund was changed to JNL Multi-Manager International Equity Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

Net Investment Income (Loss). The net investment income (loss) per share is calculated using the average shares method.

Total Return. Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

Portfolio Turnover. Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation. Portfolio turnover for the Funds of Funds is based on the Funds of Funds' purchases and sales of the Underlying Funds. Portfolio turnover for the Feeder Funds reflects each Master Fund’s portfolio purchases and sales. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

Income and Expense Ratios. Ratios are annualized for periods less than one year. Ratios of net investment income and expenses to average net assets do not include the impact of underlying funds' expenses. The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Balanced Fund(a)(b)
Class A
06/30/26		21.04	0.03	1.65	1.68	—	—	22.72	7.98	3,882,227	42	(c)	0.60	0.90	0.26
12/31/25		18.22	0.32	2.50	2.82	—	—	21.04	15.48	3,594,822	72	(c)	0.61	0.91	1.67
12/31/24		15.70	0.31	2.21	2.52	—	—	18.22	16.05	3,209,254	43	(c)	0.61	0.91	1.81
12/31/23		13.79	0.27	1.64	1.91	—	—	15.70	13.85	2,796,135	54	(c)	0.61	0.91	1.88
12/31/22		15.99	0.22	(2.42)	(2.20)	—	—	13.79	(13.76)	2,476,333	42	(c)	0.61	0.91	1.56
12/31/21		13.94	0.19	1.86	2.05	—	—	15.99	14.71	2,787,863	45	(c)	0.61	0.91	1.26

Class I
06/30/26		22.25	0.06	1.75	1.81	—	—	24.06	8.13	62,792	42	(c)	0.30	0.60	0.55
12/31/25		19.21	0.38	2.66	3.04	—	—	22.25	15.83	59,646	72	(c)	0.31	0.61	1.86
12/31/24		16.51	0.39	2.31	2.70	—	—	19.21	16.35	60,404	43	(c)	0.31	0.61	2.13
12/31/23		14.46	0.32	1.73	2.05	—	—	16.51	14.18	50,185	54	(c)	0.31	0.61	2.14
12/31/22		16.71	0.28	(2.53)	(2.25)	—	—	14.46	(13.46)	45,346	42	(c)	0.31	0.61	1.86
12/31/21		14.52	0.25	1.94	2.19	—	—	16.71	15.08	50,294	45	(c)	0.31	0.61	1.59

JNL/American Funds Bond Fund of America Fund(a)(d)
Class A
06/30/26		9.93	0.05	(0.03)	0.02	—	—	9.95	0.20	499,398	112	(e)	0.60	0.80	0.94
12/31/25		9.30	0.38	0.25	0.63	—	—	9.93	6.77	483,776	159	(e)	0.60	0.80	3.99
12/31/24		9.22	0.39	(0.31)	0.08	—	—	9.30	0.87	447,706	102	(e)	0.60	0.80	4.17
12/31/23		8.81	0.35	0.06	0.41	—	—	9.22	4.65	348,671	129	(e)	0.60	0.80	3.97
12/31/22		10.11	0.32	(1.62)	(1.30)	—	—	8.81	(12.86)	162,367	77	(e)	0.61	0.81	3.50
12/31/21	(f)	10.00	0.24	(0.13)	0.11	—	—	10.11	1.10	62,772	87	(e)	0.61	0.81	3.47

Class I
06/30/26		10.07	0.06	(0.02)	0.04	—	—	10.11	0.40	19,967	112	(e)	0.30	0.50	1.29
12/31/25		9.40	0.40	0.27	0.67	—	—	10.07	7.13	18,092	159	(e)	0.30	0.50	4.07
12/31/24		9.29	0.42	(0.31)	0.11	—	—	9.40	1.18	18,922	102	(e)	0.30	0.50	4.54
12/31/23		8.86	0.36	0.07	0.43	—	—	9.29	4.85	13,335	129	(e)	0.30	0.50	4.01
12/31/22		10.13	0.51	(1.78)	(1.27)	—	—	8.86	(12.54)	6,567	77	(e)	0.31	0.51	5.55
12/31/21	(f)	10.00	0.16	(0.03)	0.13	—	—	10.13	1.30	1,711	87	(e)	0.31	0.51	2.32

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Balanced Fund - Class A: June 30, 2026: 0.90%, 1.20%, (0.04%); December 31, 2025: 0.91%, 1.21%, 1.37%; December 31, 2024: 0.91%, 1.21%, 1.51%; December 31, 2023: 0.91%, 1.21%, 1.58%; December 31, 2022: 0.91%, 1.21%, 1.26%; December 31, 2021: 0.91%, 1.21%, 0.96%. JNL/American Funds Balanced Fund - Class I: June 30, 2026: 0.60%, 0.90%, 0.25%; December 31, 2025: 0.61%, 0.91%, 1.56%; December 31, 2024: 0.61%, 0.91%, 1.83%; December 31, 2023: 0.61%, 0.91%, 1.84%; December 31, 2022: 0.61%, 0.91%, 1.56%; December 31, 2021: 0.61%, 0.91%, 1.29%.

(c)

Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund was as follows: June 30, 2026: 51%; December 31, 2025: 115%; December 31, 2024: 129%; December 31, 2023: 159%; December 31, 2022: 118%; December 31, 2021: 124%

(d)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Bond Fund of America Fund - Class A: June 30, 2026: 0.83%, 1.03%, 0.71%; December 31, 2025: 0.84%, 1.04%, 3.75%; December 31, 2024: 0.84%, 1.04%, 3.93%; December 31, 2023: 0.80%, 1.00%, 3.77%; December 31, 2022: 0.81%, 1.01%, 3.30%; December 31, 2021: 0.87%, 1.07%, 3.21%. JNL/American Funds Bond Fund of America Fund - Class I: June 30, 2026: 0.53%, 0.73%, 1.06%; December 31, 2025: 0.54%, 0.74%, 3.83%; December 31, 2024: 0.54%, 0.74%, 4.30%; December 31, 2023: 0.50%, 0.70%, 3.81%; December 31, 2022: 0.51%, 0.71%, 5.35%; December 31, 2021: 0.57%, 0.77%, 2.06%.

(e)

Portfolio turnover including dollar roll transactions for JNL/American Funds Bond Fund of America Fund was as follows: June 30, 2026: 155%; December 31, 2025: 247%; December 31, 2024: 398%; December 31, 2023: 545%; December 31, 2022: 415%; December 31, 2021: 456%

(f)	The Fund commenced operations on April 26, 2021.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Capital Income Builder Fund(a)(b)
Class A
06/30/26	17.38	0.14	1.19	1.33	—	—	18.71	7.65	595,902	51	(c)	0.68	0.93	1.54
12/31/25	14.50	0.42	2.46	2.88	—	—	17.38	19.86	547,357	72	(c)	0.68	0.93	2.59
12/31/24	13.21	0.42	0.87	1.29	—	—	14.50	9.77	425,545	49	(c)	0.68	0.93	2.99
12/31/23	12.17	0.31	0.73	1.04	—	—	13.21	8.55	382,448	59	(c)	0.68	0.93	2.53
12/31/22	13.16	0.31	(1.30)	(0.99)	—	—	12.17	(7.52)	343,933	48	(c)	0.68	0.93	2.51
12/31/21	11.49	0.30	1.37	1.67	—	—	13.16	14.53	275,274	60	(c)	0.68	0.93	2.44

Class I
06/30/26	17.78	0.17	1.23	1.40	—	—	19.18	7.87	15,398	51	(c)	0.38	0.63	1.85
12/31/25	14.79	0.48	2.51	2.99	—	—	17.78	20.22	12,790	72	(c)	0.38	0.63	2.92
12/31/24	13.44	0.47	0.88	1.35	—	—	14.79	10.04	9,228	49	(c)	0.38	0.63	3.29
12/31/23	12.34	0.36	0.74	1.10	—	—	13.44	8.91	8,082	59	(c)	0.38	0.63	2.87
12/31/22	13.31	0.34	(1.31)	(0.97)	—	—	12.34	(7.29)	7,276	48	(c)	0.38	0.63	2.71
12/31/21	11.58	0.35	1.38	1.73	—	—	13.31	14.94	7,313	60	(c)	0.38	0.63	2.77

JNL/American Funds Global Growth Fund(a)(d)
Class A
06/30/26	33.10	0.11	7.14	7.25	—	—	40.35	21.90	1,419,726	32		0.64	1.04	0.64
12/31/25	27.31	0.29	5.50	5.79	—	—	33.10	21.20	1,104,171	45		0.65	1.05	0.96
12/31/24	24.12	0.30	2.89	3.19	—	—	27.31	13.23	1,002,366	41		0.65	1.05	1.13
12/31/23	19.75	0.12	4.25	4.37	—	—	24.12	22.13	899,358	29		0.65	1.05	0.52
12/31/22	26.35	0.06	(6.66)	(6.60)	—	—	19.75	(25.05)	703,263	29		0.62	1.05	0.30
12/31/21	22.70	0.01	3.64	3.65	—	—	26.35	16.08	985,836	18		0.55	1.05	0.05

Class I
06/30/26	33.90	0.20	7.30	7.50	—	—	41.40	22.12	43,446	32		0.34	0.74	1.10
12/31/25	27.89	0.39	5.62	6.01	—	—	33.90	21.55	27,647	45		0.35	0.75	1.27
12/31/24	24.56	0.39	2.94	3.33	—	—	27.89	13.56	26,948	41		0.35	0.75	1.42
12/31/23	20.05	0.19	4.32	4.51	—	—	24.56	22.49	24,350	29		0.35	0.75	0.84
12/31/22	26.67	0.13	(6.75)	(6.62)	—	—	20.05	(24.82)	18,835	29		0.32	0.75	0.61
12/31/21	22.90	0.09	3.68	3.77	—	—	26.67	16.46	26,529	18		0.25	0.75	0.37

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Capital Income Builder Fund - Class A: June 30, 2026: 0.95%, 1.20%, 1.27%; December 31, 2025: 0.95%, 1.20%, 2.32%; December 31, 2024: 0.95%, 1.20%, 2.72%; December 31, 2023: 0.94%, 1.19%, 2.27%; December 31, 2022: 0.94%, 1.19%, 2.25%; December 31, 2021: 0.95%, 1.20%, 2.17%. JNL/American Funds Capital Income Builder Fund - Class I: June 30, 2026: 0.65%, 0.90%, 1.58%; December 31, 2025: 0.65%, 0.90%, 2.65%; December 31, 2024: 0.65%, 0.90%, 3.02%; December 31, 2023: 0.64%, 0.89%, 2.61%; December 31, 2022: 0.64%, 0.89%, 2.45%; December 31, 2021: 0.65%, 0.90%, 2.50%.

(c)

Portfolio turnover including dollar roll transactions for JNL/American Funds Capital Income Builder Fund was as follows: June 30, 2026: 58%; December 31, 2025: 87%; December 31, 2024: 107%; December 31, 2023: 149%; December 31, 2022: 126%; December 31, 2021: 93%

(d)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Global Growth Fund - Class A: June 30, 2026: 1.06%, 1.46%, 0.22%; December 31, 2025: 1.07%, 1.47%, 0.54%; December 31, 2024: 1.06%, 1.46%, 0.72%; December 31, 2023: 1.06%, 1.46%, 0.11%; December 31, 2022: 1.08%, 1.51%, (0.16)%; December 31, 2021: 1.09%, 1.59%, (0.49)%. JNL/American Funds Global Growth Fund - Class I: June 30, 2026: 0.76%, 1.16%, 0.68%; December 31, 2025: 0.77%, 1.17%, 0.85%; December 31, 2024: 0.76%, 1.16%, 1.01%; December 31, 2023: 0.76%, 1.16%, 0.43%; December 31, 2022: 0.78%, 1.21%, 0.15%; December 31, 2021: 0.79%, 1.29%, (0.17)%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Growth Fund(a)(b)
Class A
06/30/26	77.77	(0.14)	5.28	5.14	—	—	82.91	6.61	9,021,114	19	0.56	0.99	(0.35)
12/31/25	64.88	(0.22)	13.11	12.89	—	—	77.77	19.87	8,614,889	27	0.56	0.99	(0.32)
12/31/24	49.43	0.02	15.43	15.45	—	—	64.88	31.26	6,725,296	23	0.56	1.00	0.03
12/31/23	35.81	0.03	13.59	13.62	—	—	49.43	38.03	4,989,869	23	0.55	1.00	0.07
12/31/22	51.27	0.02	(15.48)	(15.46)	—	—	35.81	(30.15)	3,304,086	29	0.56	1.01	0.04
12/31/21	42.16	(0.03)	9.14	9.11	—	—	51.27	21.61	4,479,365	25	0.56	1.01	(0.05)

Class I
06/30/26	79.76	(0.02)	5.43	5.41	—	—	85.17	6.78	170,207	19	0.26	0.69	(0.05)
12/31/25	66.34	(0.01)	13.43	13.42	—	—	79.76	20.23	168,724	27	0.26	0.69	(0.02)
12/31/24	50.40	0.20	15.74	15.94	—	—	66.34	31.63	141,371	23	0.26	0.70	0.34
12/31/23	36.40	0.16	13.84	14.00	—	—	50.40	38.46	100,563	23	0.25	0.70	0.37
12/31/22	51.96	0.15	(15.71)	(15.56)	—	—	36.40	(29.95)	66,531	29	0.26	0.71	0.36
12/31/21	42.60	(0.16)	9.52	9.36	—	—	51.96	21.97	83,443	25	0.26	0.71	(0.33)

JNL/American Funds Growth-Income Fund(a)(c)
Class A
06/30/26	58.16	0.05	6.11	6.16	—	—	64.32	10.59	13,043,514	24	0.63	0.93	0.16
12/31/25	49.44	0.27	8.45	8.72	—	—	58.16	17.64	12,370,881	27	0.63	0.93	0.51
12/31/24	39.95	0.31	9.18	9.49	—	—	49.44	23.75	11,530,490	45	0.63	0.93	0.69
12/31/23	31.79	0.35	7.81	8.16	—	—	39.95	25.67	10,182,250	26	0.63	0.93	0.98
12/31/22	38.22	0.30	(6.73)	(6.43)	—	—	31.79	(16.82)	8,441,976	25	0.63	0.93	0.90
12/31/21	30.91	0.26	7.05	7.31	—	—	38.22	23.65	10,486,513	24	0.63	0.93	0.74

Class I
06/30/26	60.22	0.14	6.33	6.47	—	—	66.69	10.74	193,493	24	0.33	0.63	0.46
12/31/25	51.04	0.44	8.74	9.18	—	—	60.22	17.99	181,126	27	0.33	0.63	0.80
12/31/24	41.11	0.47	9.46	9.93	—	—	51.04	24.15	167,630	45	0.33	0.63	1.00
12/31/23	32.62	0.48	8.01	8.49	—	—	41.11	26.03	140,610	26	0.33	0.63	1.32
12/31/22	39.10	0.41	(6.89)	(6.48)	—	—	32.62	(16.57)	107,171	25	0.33	0.63	1.21
12/31/21	31.53	0.40	7.17	7.57	—	—	39.10	24.01	127,876	24	0.33	0.63	1.13

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Growth Fund - Class A: June 30, 2026: 0.90%, 1.33%, (0.69%); December 31, 2025: 0.90%, 1.33%, (0.66)%; December 31, 2024: 0.90%, 1.34%, (0.31)%; December 31, 2023: 0.90%, 1.35%, (0.28)%; December 31, 2022: 0.91%, 1.36%, (0.31)%; December 31, 2021: 0.90%, 1.35%, (0.39)%. JNL/American Funds Growth Fund - Class I: June 30, 2026: 0.60%, 1.03%, (0.39%); December 31, 2025: 0.60%, 1.03%, (0.36)%; December 31, 2024: 0.60%, 1.04%, 0.00%; December 31, 2023: 0.60%, 1.05%, 0.02%; December 31, 2022: 0.61%, 1.06%, 0.01%; December 31, 2021: 0.60%, 1.05%, (0.67)%.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Growth-Income Fund - Class A: June 30, 2026: 0.91%, 1.21%, (0.12%); December 31, 2025: 0.91%, 1.21%, 0.23%; December 31, 2024: 0.91%, 1.21%, 0.41%; December 31, 2023: 0.92%, 1.22%, 0.69%; December 31, 2022: 0.92%, 1.22%, 0.61%; December 31, 2021: 0.92%, 1.22%, 0.45%. JNL/American Funds Growth-Income Fund - Class I: June 30, 2026: 0.61%, 0.91%, 0.18%; December 31, 2025: 0.61%, 0.91%, 0.52%; December 31, 2024: 0.61%, 0.91%, 0.72%; December 31, 2023: 0.62%, 0.92%, 1.03%; December 31, 2022: 0.62%, 0.92%, 0.92%; December 31, 2021: 0.62%, 0.92%, 0.84%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds International Fund(a)(b)
Class A
06/30/26	20.39	0.42	2.58	3.00	—	—	23.39	14.71	1,549,652	69	0.64	1.14	3.92
12/31/25	16.15	0.16	4.08	4.24	—	—	20.39	26.25	1,427,477	63	0.64	1.14	0.91
12/31/24	15.72	0.12	0.31	0.43	—	—	16.15	2.74	1,287,633	35	0.64	1.14	0.73
12/31/23	13.63	0.13	1.96	2.09	—	—	15.72	15.33	1,435,176	28	0.64	1.14	0.89
12/31/22	17.27	0.19	(3.83)	(3.64)	—	—	13.63	(21.08)	1,354,785	42	0.64	1.14	1.32
12/31/21	17.59	0.36	(0.68)	(0.32)	—	—	17.27	(1.82)	1,828,116	44	0.63	1.13	2.02

Class I
06/30/26	21.07	0.48	2.65	3.13	—	—	24.20	14.86	26,919	69	0.34	0.84	4.30
12/31/25	16.64	0.25	4.18	4.43	—	—	21.07	26.62	23,934	63	0.34	0.84	1.33
12/31/24	16.15	0.19	0.30	0.49	—	—	16.64	3.03	18,089	35	0.34	0.84	1.09
12/31/23	13.95	0.19	2.01	2.20	—	—	16.15	15.77	17,619	28	0.34	0.84	1.25
12/31/22	17.63	0.25	(3.93)	(3.68)	—	—	13.95	(20.87)	14,865	42	0.34	0.84	1.69
12/31/21	17.91	0.48	(0.76)	(0.28)	—	—	17.63	(1.56)	17,376	44	0.33	0.83	2.61

JNL/American Funds New World Fund(a)(c)
Class A
06/30/26	22.47	0.05	3.60	3.65	—	—	26.12	16.24	1,594,143	33	0.69	1.34	0.43
12/31/25	17.59	0.13	4.75	4.88	—	—	22.47	27.74	1,465,290	49	0.69	1.34	0.65
12/31/24	16.58	0.16	0.85	1.01	—	—	17.59	6.09	1,291,750	55	0.69	1.34	0.88
12/31/23	14.36	0.15	2.07	2.22	—	—	16.58	15.46	1,398,840	36	0.69	1.34	0.98
12/31/22	18.51	0.13	(4.28)	(4.15)	—	—	14.36	(22.42)	1,285,794	40	0.69	1.34	0.87
12/31/21	17.72	0.08	0.71	0.79	—	—	18.51	4.46	1,742,316	43	0.68	1.33	0.42

Class I
06/30/26	23.19	0.10	3.70	3.80	—	—	26.99	16.39	41,631	33	0.39	1.04	0.78
12/31/25	18.10	0.20	4.89	5.09	—	—	23.19	28.12	34,726	49	0.39	1.04	0.99
12/31/24	17.00	0.22	0.88	1.10	—	—	18.10	6.47	29,502	55	0.39	1.04	1.20
12/31/23	14.68	0.21	2.11	2.32	—	—	17.00	15.80	31,324	36	0.39	1.04	1.34
12/31/22	18.87	0.19	(4.38)	(4.19)	—	—	14.68	(22.20)	24,971	40	0.39	1.04	1.24
12/31/21	18.01	0.15	0.71	0.86	—	—	18.87	4.78	30,047	43	0.38	1.03	0.80

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds International Fund - Class A: June 30, 2026: 1.15%, 1.65%, 3.41%; December 31, 2025: 1.17%, 1.67%, 0.38%; December 31, 2024: 1.16%, 1.66%, 0.21%; December 31, 2023: 1.17%, 1.67%, 0.36%; December 31, 2022: 1.18%, 1.68%, 0.78%; December 31, 2021: 1.18%, 1.68%, 1.47%. JNL/American Funds International Fund - Class I: June 30, 2026: 0.85%, 1.35%, 3.79%; December 31, 2025: 0.87%, 1.37%, 0.80%; December 31, 2024: 0.86%, 1.36%, 0.57%; December 31, 2023: 0.87%, 1.37%, 0.72%; December 31, 2022: 0.88%, 1.38%, 1.15%; December 31, 2021: 0.88%, 1.38%, 2.06%.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds New World Fund - Class A: June 30, 2026: 1.27%, 1.92%, (0.15%); December 31, 2025: 1.27%, 1.92%, 0.07%; December 31, 2024: 1.26%, 1.91%, 0.31%; December 31, 2023: 1.26%, 1.91%, 0.41%; December 31, 2022: 1.26%, 1.91%, 0.30%; December 31, 2021: 1.24%, 1.89%, (0.14)%. JNL/American Funds New World Fund - Class I: June 30, 2026: 0.97%, 1.62%, 0.20%; December 31, 2025: 0.97%, 1.62%, 0.41%; December 31, 2024: 0.96%, 1.61%, 0.63%; December 31, 2023: 0.96%, 1.61%, 0.77%; December 31, 2022: 0.96%, 1.61%, 0.67%; December 31, 2021: 0.94%, 1.59%, 0.24%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Washington Mutual Investors Fund(a)(b)
Class A
06/30/26	49.57	0.01		3.52	3.53	—	—	53.10	7.12	4,258,814	15		0.66	0.96	0.03
12/31/25	42.46	0.44		6.67	7.11	—	—	49.57	16.75	4,201,801	37		0.66	0.96	0.96
12/31/24	35.79	0.45		6.22	6.67	—	—	42.46	18.64	3,936,890	31		0.66	0.96	1.12
12/31/23	30.62	0.46		4.71	5.17	—	—	35.79	16.88	3,711,485	29		0.66	0.96	1.42
12/31/22	33.61	0.45		(3.44)	(2.99)	—	—	30.62	(8.90)	3,451,516	30		0.66	0.96	1.47
12/31/21	26.40	0.31		6.90	7.21	—	—	33.61	27.31	3,975,111	90		0.64	0.96	1.04

Class I
06/30/26	51.32	0.09		3.65	3.74	—	—	55.06	7.29	68,094	15		0.36	0.66	0.34
12/31/25	43.83	0.57		6.92	7.49	—	—	51.32	17.09	65,376	37		0.36	0.66	1.21
12/31/24	36.84	0.63		6.36	6.99	—	—	43.83	18.97	62,278	31		0.36	0.66	1.52
12/31/23	31.42	0.60		4.82	5.42	—	—	36.84	17.25	48,235	29		0.36	0.66	1.80
12/31/22	34.39	0.60		(3.57)	(2.97)	—	—	31.42	(8.64)	41,226	30		0.36	0.66	1.90
12/31/21	26.93	0.44		7.02	7.46	—	—	34.39	27.70	39,478	90		0.34	0.66	1.43

JNL/Mellon Bond Index Fund(c)(d)(e)
Class A
06/30/26	12.31	(0.03)		0.07	0.04	—	—	12.35	0.32	987,345	33	(f)	0.49	0.56	(0.49)
12/31/25	11.54	(0.06)		0.83	0.77	—	—	12.31	6.67	1,002,074	88	(f)	0.49	0.56	(0.49)
12/31/24	11.46	(0.06)		0.14	0.08	—	—	11.54	0.70	994,145	76	(f)	0.49	0.56	(0.49)
12/31/23	10.92	(0.05)		0.59	0.54	—	—	11.46	4.95	1,009,660	75	(f)	0.49	0.56	(0.49)
12/31/22	12.63	(0.06)		(1.65)	(1.71)	—	—	10.92	(13.54)	995,894	104	(f)	0.49	0.56	(0.49)
12/31/21	12.91	(0.00)	(g)	(0.28)	(0.28)	—	—	12.63	(2.17)	1,294,812	33	(f)	0.51	0.56	(0.03)

Class I
06/30/26	13.02	(0.01)		0.08	0.07	—	—	13.09	0.54	24,344	33	(f)	0.19	0.26	(0.19)
12/31/25	12.17	(0.02)		0.87	0.85	—	—	13.02	6.98	25,587	88	(f)	0.19	0.26	(0.19)
12/31/24	12.05	(0.02)		0.14	0.12	—	—	12.17	1.00	24,222	76	(f)	0.19	0.26	(0.19)
12/31/23	11.45	(0.02)		0.62	0.60	—	—	12.05	5.24	20,960	75	(f)	0.19	0.26	(0.19)
12/31/22	13.20	(0.02)		(1.73)	(1.75)	—	—	11.45	(13.26)	20,567	104	(f)	0.19	0.26	(0.19)
12/31/21	13.44	0.18		(0.42)	(0.24)	—	—	13.20	(1.79)	25,144	33	(f)	0.25	0.26	1.35

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Washington Mutual Investors Fund - Class A: June 30, 2026: 0.92%, 1.22%, (0.23%); December 31, 2025: 0.92%, 1.22%, 0.70%; December 31, 2024: 0.92%, 1.22%, 0.86%; December 31, 2023: 0.93%, 1.23%, 1.15%; December 31, 2022: 0.92%, 1.22%, 1.21%; December 31, 2021: 0.95%, 1.27%, 0.73%. JNL/American Funds Washington Mutual Investors Fund - Class I: June 30, 2026: 0.62%, 0.92%, 0.08%; December 31, 2025: 0.62%, 0.92%, 0.95%; December 31, 2024: 0.62%, 0.92%, 1.26%; December 31, 2023: 0.63%, 0.93%, 1.53%; December 31, 2022: 0.62%, 0.92%, 1.64%; December 31, 2021: 0.65%, 0.97%, 1.12%.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Bond Index Fund - Class A: June 30, 2026: 0.57%, 0.64%, (0.57%); December 31, 2025: 0.57%, 0.64%, (0.57)%; December 31, 2024: 0.56%, 0.63%, (0.56)%; December 31, 2023: 0.57%, 0.64%, (0.57)%; December 31, 2022: 0.56%, 0.63%, (0.56)%; December 31, 2021: 0.56%, 0.61%, (0.08)%. JNL/Mellon Bond Index Fund - Class I: June 30, 2026: 0.27%, 0.34%, (0.27%); December 31, 2025: 0.27%, 0.34%, (0.27)%; December 31, 2024: 0.26%, 0.33%, (0.26)%; December 31, 2023: 0.27%, 0.34%, (0.27)%; December 31, 2022: 0.26%, 0.33%, (0.26)%; December 31, 2021: 0.30%, 0.31%, 1.30%.

(d)	Effective April 26, 2021, the Fund became a feeder fund. Prior to April 26, 2021, the Fund was a Sub-Advised Fund.
(e)

The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Series Trust Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(f)

Portfolio turnover including dollar roll transactions for JNL/Mellon Bond Index Fund was as follows: June 30, 2026: 59%; December 31, 2025: 148%; December 31, 2024: 136%; December 31, 2023: 123%; December 31, 2022: 204%; December 31, 2021: 105%

(g)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Emerging Markets Index Fund(a)(b)(c)
Class A
06/30/26	15.16	(0.05)	3.84	3.79	—	—	18.95	25.00	1,333,560	8	0.56	0.71	(0.56)
12/31/25	11.58	(0.08)	3.66	3.58	—	—	15.16	30.92	905,751	11	0.58	0.73	(0.58)
12/31/24	10.97	(0.07)	0.68	0.61	—	—	11.58	5.56	759,410	5	0.58	0.73	(0.58)
12/31/23	10.04	(0.06)	0.99	0.93	—	—	10.97	9.26	823,901	12	0.58	0.72	(0.58)
12/31/22	12.39	(0.06)	(2.29)	(2.35)	—	—	10.04	(18.97)	801,260	7	0.57	0.72	(0.57)
12/31/21	12.84	(0.01)	(0.44)	(0.45)	—	—	12.39	(3.50)	1,049,682	19	0.62	0.72	(0.09)

Class I
06/30/26	15.53	(0.02)	3.93	3.91	—	—	19.44	25.18	27,768	8	0.21	0.41	(0.21)
12/31/25	11.82	(0.03)	3.74	3.71	—	—	15.53	31.39	21,087	11	0.23	0.43	(0.23)
12/31/24	11.16	(0.03)	0.69	0.66	—	—	11.82	5.91	18,815	5	0.23	0.43	(0.23)
12/31/23	10.18	(0.02)	1.00	0.98	—	—	11.16	9.63	18,475	12	0.23	0.42	(0.23)
12/31/22	12.51	(0.02)	(2.31)	(2.33)	—	—	10.18	(18.63)	16,022	7	0.22	0.42	(0.22)
12/31/21	12.92	0.03	(0.44)	(0.41)	—	—	12.51	(3.17)	19,232	19	0.26	0.42	0.23

JNL/Mellon International Index Fund(b)(c)(d)
Class A
06/30/26	20.83	(0.06)	1.98	1.92	—	—	22.75	9.22	3,001,160	3	0.50	0.60	(0.50)
12/31/25	15.84	0.36	4.63	4.99	—	—	20.83	31.50	2,995,440	15	0.51	0.60	1.94
12/31/24	15.39	0.48	(0.03)	0.45	—	—	15.84	2.92	2,011,954	4	0.51	0.60	2.99
12/31/23	13.13	0.33	1.93	2.26	—	—	15.39	17.21	2,241,068	7	0.51	0.60	2.34
12/31/22	15.72	0.30	(2.53)	(2.23)	(0.03)	(0.33)	13.13	(14.20)	2,075,890	2	0.51	0.61	2.21
12/31/21	14.23	0.02	1.47	1.49	—	—	15.72	10.47	2,590,032	6	0.53	0.61	0.10

Class I
06/30/26	22.14	(0.02)	2.08	2.06	—	—	24.20	9.30	81,647	3	0.20	0.30	(0.20)
12/31/25	16.79	0.46	4.89	5.35	—	—	22.14	31.86	77,454	15	0.21	0.30	2.30
12/31/24	16.26	0.58	(0.05)	0.53	—	—	16.79	3.26	57,281	4	0.21	0.30	3.40
12/31/23	13.83	0.41	2.02	2.43	—	—	16.26	17.57	57,687	7	0.21	0.30	2.73
12/31/22	16.53	0.37	(2.66)	(2.29)	(0.08)	(0.33)	13.83	(13.91)	50,505	2	0.21	0.31	2.64
12/31/21	14.92	0.31	1.30	1.61	—	—	16.53	10.79	55,074	6	0.30	0.32	1.95

(a)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Emerging Markets Index Fund - Class A: June 30, 2026: 0.72%, 0.87%, (0.72%); December 31, 2025: 0.74%, 0.89%, (0.74)%; December 31, 2024: 0.77%, 0.92%, (0.77)%; December 31, 2023: 0.74%, 0.88%, (0.74)%; December 31, 2022: 0.73%, 0.88%, (0.73)%; December 31, 2021: 0.74%, 0.84%, (0.23)%. JNL/Mellon Emerging Markets Index Fund - Class I: June 30, 2026: 0.37%, 0.57%, (0.37%); December 31, 2025: 0.39%, 0.59%, (0.39)%; December 31, 2024: 0.42%, 0.62%, (0.42)%; December 31, 2023: 0.39%, 0.58%, (0.39)%; December 31, 2022: 0.38%, 0.58%, (0.38)%; December 31, 2021: 0.38%, 0.53%, 0.08%.

(b)	Effective April 26, 2021, the Fund became a feeder fund. Prior to April 26, 2021, the Fund was a Sub-Advised Fund.
(c)

The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Series Trust Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(d)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon International Index Fund - Class A: June 30, 2026: 0.60%, 0.70%, (0.60%); December 31, 2025: 0.61%, 0.70%, 1.84%; December 31, 2024: 0.61%, 0.70%, 2.89%; December 31, 2023: 0.61%, 0.70%, 2.24%; December 31, 2022: 0.61%, 0.71%, 2.11%; December 31, 2021: 0.61%, 0.69%, 0.02%. JNL/Mellon International Index Fund - Class I: June 30, 2026: 0.30%, 0.40%, (0.30%); December 31, 2025: 0.31%, 0.40%, 2.20%; December 31, 2024: 0.31%, 0.40%, 3.30%; December 31, 2023: 0.31%, 0.40%, 2.63%; December 31, 2022: 0.31%, 0.41%, 2.54%; December 31, 2021: 0.38%, 0.41%, 1.87%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon S&P 400 MidCap Index Fund(a)(b)(c)
Class A
06/30/26	38.25	(0.09)	6.60	6.51	—	—	44.76	17.02	3,546,073	11	0.46	0.54	(0.46)
12/31/25	35.78	(0.17)	2.64	2.47	—	—	38.25	6.90	3,159,065	15	0.46	0.54	(0.46)
12/31/24	31.57	(0.16)	4.37	4.21	—	—	35.78	13.34	3,350,878	16	0.46	0.54	(0.46)
12/31/23	27.26	(0.13)	4.44	4.31	—	—	31.57	15.81	3,290,675	19	0.46	0.54	(0.46)
12/31/22	31.53	(0.13)	(4.14)	(4.27)	—	—	27.26	(13.54)	2,999,247	12	0.46	0.54	(0.46)
12/31/21	25.40	(0.05)	6.18	6.13	—	—	31.53	24.13	3,778,288	13	0.49	0.54	(0.18)

Class I
06/30/26	39.88	(0.03)	6.88	6.85	—	—	46.73	17.18	95,134	11	0.16	0.24	(0.16)
12/31/25	37.18	(0.06)	2.76	2.70	—	—	39.88	7.26	82,571	15	0.16	0.24	(0.16)
12/31/24	32.71	(0.06)	4.53	4.47	—	—	37.18	13.67	82,614	16	0.16	0.24	(0.16)
12/31/23	28.17	(0.05)	4.59	4.54	—	—	32.71	16.12	73,919	19	0.16	0.24	(0.16)
12/31/22	32.48	(0.05)	(4.26)	(4.31)	—	—	28.17	(13.27)	66,791	12	0.16	0.24	(0.16)
12/31/21	26.08	0.16	6.24	6.40	—	—	32.48	24.54	71,747	13	0.23	0.25	0.53

JNL/Mellon Small Cap Index Fund(b)(c)(d)
Class A
06/30/26	29.97	(0.08)	7.14	7.06	—	—	37.03	23.56	2,731,666	24	0.46	0.54	(0.46)
12/31/25	28.39	(0.13)	1.71	1.58	—	—	29.97	5.57	2,289,970	36	0.46	0.54	(0.46)
12/31/24	26.28	(0.13)	2.24	2.11	—	—	28.39	8.03	2,453,475	32	0.46	0.54	(0.46)
12/31/23	22.74	(0.11)	3.65	3.54	—	—	26.28	15.57	2,541,868	36	0.46	0.54	(0.46)
12/31/22	27.28	(0.11)	(4.43)	(4.54)	—	—	22.74	(16.64)	2,277,127	23	0.46	0.54	(0.46)
12/31/21	21.63	(0.04)	5.69	5.65	—	—	27.28	26.12	2,916,059	20	0.49	0.55	(0.17)

Class I
06/30/26	31.24	(0.03)	7.44	7.41	—	—	38.65	23.72	72,961	24	0.16	0.24	(0.16)
12/31/25	29.50	(0.05)	1.79	1.74	—	—	31.24	5.90	59,833	36	0.16	0.24	(0.16)
12/31/24	27.23	(0.05)	2.32	2.27	—	—	29.50	8.34	70,753	32	0.16	0.24	(0.16)
12/31/23	23.49	(0.04)	3.78	3.74	—	—	27.23	15.92	64,165	36	0.16	0.24	(0.16)
12/31/22	28.09	(0.04)	(4.56)	(4.60)	—	—	23.49	(16.38)	53,909	23	0.16	0.24	(0.16)
12/31/21	22.21	0.15	5.73	5.88	—	—	28.09	26.47	64,789	20	0.23	0.25	0.59

(a)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon S&P 400 MidCap Index Fund - Class A: June 30, 2026: 0.56%, 0.64%, (0.56%); December 31, 2025: 0.56%, 0.64%, (0.56)%; December 31, 2024: 0.56%, 0.64%, (0.56)%; December 31, 2023: 0.56%, 0.64%, (0.56)%; December 31, 2022: 0.56%, 0.64%, (0.56)%; December 31, 2021: 0.57%, 0.62%, (0.23)%. JNL/Mellon S&P 400 MidCap Index Fund - Class I: June 30, 2026: 0.26%, 0.34%, (0.26%); December 31, 2025: 0.26%, 0.34%, (0.26)%; December 31, 2024: 0.26%, 0.34%, (0.26)%; December 31, 2023: 0.26%, 0.34%, (0.26)%; December 31, 2022: 0.26%, 0.34%, (0.26)%; December 31, 2021: 0.31%, 0.34%, 0.49%.

(b)	Effective April 26, 2021, the Fund became a feeder fund. Prior to April 26, 2021, the Fund was a Sub-Advised Fund.
(c)

The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Series Trust Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(d)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Small Cap Index Fund - Class A: June 30, 2026: 0.56%, 0.64%, (0.56%); December 31, 2025: 0.56%, 0.64%, (0.56)%; December 31, 2024: 0.56%, 0.64%, (0.56)%; December 31, 2023: 0.56%, 0.64%, (0.56)%; December 31, 2022: 0.56%, 0.64%, (0.56)%; December 31, 2021: 0.57%, 0.63%, (0.21)%. JNL/Mellon Small Cap Index Fund - Class I: June 30, 2026: 0.26%, 0.34%, (0.26%); December 31, 2025: 0.26%, 0.34%, (0.26)%; December 31, 2024: 0.26%, 0.34%, (0.26)%; December 31, 2023: 0.26%, 0.34%, (0.26)%; December 31, 2022: 0.26%, 0.34%, (0.26)%; December 31, 2021: 0.32%, 0.34%, 0.54%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Aggressive Growth Allocation Fund
Class A
06/30/26	24.20	(0.06)	2.28	2.22	—	—	26.42	9.17	1,482,695	4	0.45	0.45	(0.45)
12/31/25	20.93	(0.01)	3.28	3.27	—	—	24.20	15.62	1,440,462	31	0.45	0.45	(0.04)
12/31/24	18.70	0.02	2.21	2.23	—	—	20.93	11.93	1,419,924	24	0.45	0.45	0.10
12/31/23	15.79	0.01	2.90	2.91	—	—	18.70	18.43	1,443,953	17	0.45	0.45	0.05
12/31/22	19.69	(0.02)	(3.88)	(3.90)	—	—	15.79	(19.81)	1,338,935	24	0.45	0.45	(0.11)
12/31/21	17.06	(0.02)	2.65	2.63	—	—	19.69	15.42	1,811,184	12	0.45	0.45	(0.09)

Class I
06/30/26	24.80	(0.02)	2.34	2.32	—	—	27.12	9.35	16,652	4	0.15	0.15	(0.15)
12/31/25	21.39	0.06	3.35	3.41	—	—	24.80	15.94	16,037	31	0.15	0.15	0.26
12/31/24	19.05	0.09	2.25	2.34	—	—	21.39	12.28	16,476	24	0.15	0.15	0.42
12/31/23	16.03	0.06	2.96	3.02	—	—	19.05	18.84	14,778	17	0.15	0.15	0.36
12/31/22	19.94	0.03	(3.94)	(3.91)	—	—	16.03	(19.61)	13,056	24	0.15	0.15	0.20
12/31/21	17.23	0.05	2.66	2.71	—	—	19.94	15.73	16,062	12	0.15	0.15	0.24

JNL Conservative Allocation Fund
Class A
06/30/26	15.76	(0.04)	0.48	0.44	—	—	16.20	2.79	537,332	4	0.48	0.48	(0.48)
12/31/25	14.42	(0.01)	1.35	1.34	—	—	15.76	9.29	566,390	27	0.48	0.48	(0.06)
12/31/24	13.66	0.02	0.74	0.76	—	—	14.42	5.56	549,352	18	0.48	0.48	0.17
12/31/23	12.50	(0.04)	1.20	1.16	—	—	13.66	9.28	583,918	24	0.48	0.48	(0.30)
12/31/22	14.40	(0.05)	(1.85)	(1.90)	—	—	12.50	(13.19)	586,691	21	0.47	0.47	(0.39)
12/31/21	13.88	(0.06)	0.58	0.52	—	—	14.40	3.75	772,404	25	0.47	0.47	(0.40)

Class I
06/30/26	16.15	(0.01)	0.49	0.48	—	—	16.63	2.97	8,637	4	0.18	0.18	(0.18)
12/31/25	14.74	0.04	1.37	1.41	—	—	16.15	9.57	8,430	27	0.18	0.18	0.23
12/31/24	13.92	0.07	0.75	0.82	—	—	14.74	5.89	7,805	18	0.18	0.18	0.49
12/31/23	12.70	0.00	1.22	1.22	—	—	13.92	9.61	7,166	24	0.18	0.18	0.00
12/31/22	14.58	(0.01)	(1.87)	(1.88)	—	—	12.70	(12.89)	6,091	21	0.17	0.17	(0.09)
12/31/21	14.01	(0.01)	0.58	0.57	—	—	14.58	4.07	7,338	25	0.17	0.17	(0.10)

JNL Growth Allocation Fund
Class A
06/30/26	23.96	(0.05)	1.94	1.89	—	—	25.85	7.89	2,762,852	3	0.44	0.44	(0.44)
12/31/25	20.87	0.01	3.08	3.09	—	—	23.96	14.81	2,780,651	24	0.44	0.44	0.06
12/31/24	18.87	0.05	1.95	2.00	—	—	20.87	10.60	2,883,231	25	0.44	0.44	0.24
12/31/23	16.19	0.00	2.68	2.68	—	—	18.87	16.55	3,006,573	12	0.44	0.44	0.01
12/31/22	19.90	(0.02)	(3.69)	(3.71)	—	—	16.19	(18.64)	2,872,055	24	0.44	0.44	(0.10)
12/31/21	17.59	(0.03)	2.34	2.31	—	—	19.90	13.13	2,690,208	12	0.44	0.44	(0.14)

Class I
06/30/26	24.57	(0.02)	2.00	1.98	—	—	26.55	8.06	25,049	3	0.14	0.14	(0.14)
12/31/25	21.33	0.09	3.15	3.24	—	—	24.57	15.19	23,995	24	0.14	0.14	0.37
12/31/24	19.23	0.12	1.98	2.10	—	—	21.33	10.92	21,861	25	0.14	0.14	0.59
12/31/23	16.45	0.05	2.73	2.78	—	—	19.23	16.90	18,997	12	0.14	0.14	0.30
12/31/22	20.16	0.03	(3.74)	(3.71)	—	—	16.45	(18.40)	17,924	24	0.14	0.14	0.19
12/31/21	17.76	0.03	2.37	2.40	—	—	20.16	13.51	18,538	12	0.14	0.14	0.17

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Moderate Allocation Fund
Class A
06/30/26	19.67	(0.04)	0.89	0.85	—	—	20.52	4.32		1,803,862	4	0.45	0.45	(0.45)
12/31/25	17.76	0.01	1.90	1.91	—	—	19.67	10.75		1,846,833	21	0.45	0.45	0.04
12/31/24	16.50	0.04	1.22	1.26	—	—	17.76	7.64		1,939,523	18	0.45	0.45	0.24
12/31/23	14.74	(0.03)	1.79	1.76	—	—	16.50	11.94		2,107,115	15	0.45	0.45	(0.17)
12/31/22	17.28	(0.04)	(2.50)	(2.54)	—	—	14.74	(14.70)		2,111,337	18	0.44	0.44	(0.29)
12/31/21	16.09	(0.05)	1.24	1.19	—	—	17.28	7.40		2,742,062	10	0.44	0.44	(0.28)

Class I
06/30/26	20.17	(0.02)	0.91	0.89	—	—	21.06	4.41		10,243	4	0.15	0.15	(0.15)
12/31/25	18.16	0.07	1.94	2.01	—	—	20.17	11.07		9,557	21	0.15	0.15	0.34
12/31/24	16.82	0.09	1.25	1.34	—	—	18.16	7.97		9,490	18	0.15	0.15	0.52
12/31/23	14.98	0.02	1.82	1.84	—	—	16.82	12.28		11,964	15	0.15	0.15	0.15
12/31/22	17.51	0.00	(2.53)	(2.53)	—	—	14.98	(14.45)		9,955	18	0.14	0.14	0.01
12/31/21	16.25	0.00	1.26	1.26	—	—	17.51	7.75		16,802	10	0.14	0.14	0.03

JNL Moderate Growth Allocation Fund
Class A
06/30/26	22.40	(0.05)	1.34	1.29	—	—	23.69	5.76		3,286,342	3	0.44	0.44	(0.44)
12/31/25	19.89	0.02	2.49	2.51	—	—	22.40	12.62		3,385,653	22	0.44	0.44	0.08
12/31/24	18.22	0.05	1.62	1.67	—	—	19.89	9.17		3,556,552	23	0.44	0.44	0.28
12/31/23	16.02	(0.01)	2.21	2.20	—	—	18.22	13.73		3,795,039	10	0.44	0.44	(0.08)
12/31/22	19.02	(0.04)	(2.96)	(3.00)	—	—	16.02	(15.77)	(a)	3,773,388	20	0.44	0.44	(0.22)
12/31/21	17.25	(0.04)	1.81	1.77	—	—	19.02	10.26		5,043,334	10	0.43	0.43	(0.21)

Class I
06/30/26	22.97	(0.02)	1.38	1.36	—	—	24.33	5.92		13,913	3	0.14	0.14	(0.14)
12/31/25	20.33	0.08	2.56	2.64	—	—	22.97	12.99		13,957	22	0.14	0.14	0.39
12/31/24	18.57	0.12	1.64	1.76	—	—	20.33	9.48		14,000	23	0.14	0.14	0.60
12/31/23	16.28	0.04	2.25	2.29	—	—	18.57	14.07		13,101	10	0.14	0.14	0.24
12/31/22	19.27	0.02	(3.01)	(2.99)	—	—	16.28	(15.52)	(a)	11,397	20	0.14	0.14	0.11
12/31/21	17.43	0.02	1.82	1.84	—	—	19.27	10.56		11,257	10	0.13	0.13	0.12

JNL Multi-Manager Global Small Cap Fund(b)
Class A
06/30/26	21.64	(0.06)	3.06	3.00	—	—	24.64	13.86		629,845	101	0.50	0.80	(0.50)
12/31/25	18.95	(0.02)	2.71	2.69	—	—	21.64	14.20		590,212	51	0.58	1.05	(0.08)
12/31/24	18.57	0.12	0.26	0.38	—	—	18.95	2.05		603,674	47	0.59	1.05	0.63
12/31/23	16.04	(0.02)	2.55	2.53	—	—	18.57	15.77		663,233	36	0.59	1.05	(0.12)
12/31/22	22.85	(0.10)	(6.71)	(6.81)	—	—	16.04	(29.80)		606,245	40	0.58	1.05	(0.58)
12/31/21	21.48	(0.13)	1.50	1.37	—	—	22.85	6.38		915,287	29	0.55	1.05	(0.55)

Class I
06/30/26	22.41	(0.02)	3.17	3.15	—	—	25.56	14.06		12,743	101	0.20	0.50	(0.20)
12/31/25	19.56	0.05	2.80	2.85	—	—	22.41	14.57		11,511	51	0.28	0.75	0.23
12/31/24	19.12	0.18	0.26	0.44	—	—	19.56	2.30		10,835	47	0.29	0.75	0.92
12/31/23	16.47	0.03	2.62	2.65	—	—	19.12	16.09		11,446	36	0.29	0.75	0.20
12/31/22	23.39	(0.05)	(6.87)	(6.92)	—	—	16.47	(29.59)		9,653	40	0.28	0.75	(0.28)
12/31/21	21.92	(0.06)	1.53	1.47	—	—	23.39	6.71		13,636	29	0.25	0.75	(0.25)

(a)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL Moderate Growth Allocation Fund: (15.83)% and (15.57)%.

(b)

Effective April 27, 2026, JNL/American Funds Global Small Capitalization Fund's name was changed to JNL Multi-Manager Global Small Cap Fund and became a fund of funds. Prior to April 27, 2026 the Fund was a feeder fund. Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL Multi-Manager Global Small Cap Fund - Class A: June 30, 2026: 0.92%, 1.22%, (0.92%); December 31, 2025: 1.23%, 1.70%, (0.73%); December 31, 2024: 1.26%, 1.72%, (0.04)%; December 31, 2023: 1.24%, 1.70%, (0.77)%; December 31, 2022: 1.27%, 1.74%, (1.27)%; December 31, 2021: 1.29%, 1.79%, (1.29)%. JNL Multi-Manager Global Small Cap Fund - Class I: June 30, 2026: 0.62%, 0.92%, (0.62%); December 31, 2025: 0.93%, 1.40%, (0.42%); December 31, 2024: 0.96%, 1.42%, 0.25%; December 31, 2023: 0.94%, 1.40%, (0.45)%; December 31, 2022: 0.97%, 1.44%, (0.97)%; December 31, 2021: 0.99%, 1.49%, (0.99)%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/JPMorgan Managed Aggressive Growth Fund
Class A
06/30/26	45.51	(0.10)		4.52	4.42	—	—	49.93	9.71	2,090,751	4	0.44	0.45	(0.44)
12/31/25	39.67	(0.04)		5.88	5.84	—	—	45.51	14.72	2,066,341	9	0.44	0.45	(0.10)
12/31/24	34.91	(0.00)	(a)	4.76	4.76	—	—	39.67	13.64	2,108,698	32	0.44	0.45	(0.01)
12/31/23	28.57	(0.06)		6.40	6.34	—	—	34.91	22.19	2,177,912	7	0.44	0.45	(0.19)
12/31/22	36.70	(0.07)		(8.06)	(8.13)	—	—	28.57	(22.15)	1,972,728	24	0.44	0.44	(0.22)
12/31/21	31.55	(0.12)		5.27	5.15	—	—	36.70	16.32	2,764,501	7	0.44	0.44	(0.33)

Class I
06/30/26	46.66	(0.03)		4.63	4.60	—	—	51.26	9.86	16,442	4	0.14	0.15	(0.14)
12/31/25	40.55	0.09		6.02	6.11	—	—	46.66	15.07	15,509	9	0.14	0.15	0.21
12/31/24	35.57	0.12		4.86	4.98	—	—	40.55	14.00	13,730	32	0.14	0.15	0.32
12/31/23	29.02	0.04		6.51	6.55	—	—	35.57	22.57	12,908	7	0.14	0.15	0.11
12/31/22	37.18	0.02		(8.18)	(8.16)	—	—	29.02	(21.95)	10,745	24	0.14	0.14	0.08
12/31/21	31.86	(0.01)		5.33	5.32	—	—	37.18	16.70	17,774	7	0.14	0.14	(0.02)

JNL/JPMorgan Managed Conservative Fund
Class A
06/30/26	17.42	(0.04)		0.52	0.48	—	—	17.90	2.76	608,978	3	0.46	0.47	(0.46)
12/31/25	15.94	(0.05)		1.53	1.48	—	—	17.42	9.28	637,020	12	0.46	0.47	(0.33)
12/31/24	15.23	(0.05)		0.76	0.71	—	—	15.94	4.66	683,269	34	0.45	0.47	(0.30)
12/31/23	14.03	(0.05)		1.25	1.20	—	—	15.23	8.55	785,291	21	0.46	0.47	(0.34)
12/31/22	16.43	(0.05)		(2.35)	(2.40)	—	—	14.03	(14.61)	848,466	26	0.46	0.46	(0.37)
12/31/21	15.84	(0.07)		0.66	0.59	—	—	16.43	3.72	1,153,647	9	0.45	0.45	(0.41)

Class I
06/30/26	17.82	(0.01)		0.52	0.51	—	—	18.33	2.86	2,546	3	0.16	0.17	(0.16)
12/31/25	16.26	(0.00)	(a)	1.56	1.56	—	—	17.82	9.59	2,479	12	0.16	0.17	(0.03)
12/31/24	15.48	0.00		0.78	0.78	—	—	16.26	5.04	2,516	34	0.15	0.17	0.00
12/31/23	14.22	(0.01)		1.27	1.26	—	—	15.48	8.86	2,270	21	0.16	0.17	(0.05)
12/31/22	16.61	(0.01)		(2.38)	(2.39)	—	—	14.22	(14.39)	2,925	26	0.16	0.16	(0.07)
12/31/21	15.95	(0.02)		0.68	0.66	—	—	16.61	4.14	2,270	9	0.15	0.15	(0.10)

JNL/JPMorgan Managed Growth Fund
Class A
06/30/26	36.34	(0.08)		3.28	3.20	—	—	39.54	8.81	3,864,079	3	0.44	0.44	(0.44)
12/31/25	31.90	(0.05)		4.49	4.44	—	—	36.34	13.92	3,915,888	11	0.44	0.44	(0.13)
12/31/24	28.39	(0.02)		3.53	3.51	—	—	31.90	12.36	4,097,877	32	0.43	0.44	(0.06)
12/31/23	23.65	(0.06)		4.80	4.74	—	—	28.39	20.04	4,333,280	7	0.44	0.44	(0.22)
12/31/22	29.99	(0.06)		(6.28)	(6.34)	—	—	23.65	(21.14)	4,086,945	23	0.43	0.43	(0.24)
12/31/21	26.20	(0.10)		3.89	3.79	—	—	29.99	14.47	5,774,474	8	0.43	0.43	(0.34)

Class I
06/30/26	37.25	(0.03)		3.37	3.34	—	—	40.59	8.97	24,888	3	0.14	0.14	(0.14)
12/31/25	32.60	0.06		4.59	4.65	—	—	37.25	14.26	22,658	11	0.14	0.14	0.16
12/31/24	28.93	0.08		3.59	3.67	—	—	32.60	12.69	23,469	32	0.13	0.14	0.26
12/31/23	24.02	0.02		4.89	4.91	—	—	28.93	20.44	23,162	7	0.14	0.14	0.09
12/31/22	30.37	0.02		(6.37)	(6.35)	—	—	24.02	(20.91)	18,862	23	0.13	0.13	0.07
12/31/21	26.45	(0.00)	(a)	3.92	3.92	—	—	30.37	14.82	23,033	8	0.13	0.13	(0.01)

(a)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/JPMorgan Managed Moderate Fund
Class A
06/30/26		22.82	(0.05)	1.18	1.13	—	—	23.95	4.95	1,535,399	1	0.44	0.45	(0.44)
12/31/25		20.59	(0.05)	2.28	2.23	—	—	22.82	10.83	1,594,300	11	0.44	0.45	(0.25)
12/31/24		19.23	(0.04)	1.40	1.36	—	—	20.59	7.07	1,717,593	25	0.44	0.45	(0.21)
12/31/23		17.14	(0.05)	2.14	2.09	—	—	19.23	12.19	1,905,275	14	0.45	0.45	(0.28)
12/31/22		20.53	(0.05)	(3.34)	(3.39)	—	—	17.14	(16.51)	1,982,926	19	0.44	0.44	(0.28)
12/31/21		19.23	(0.07)	1.37	1.30	—	—	20.53	6.76	2,736,669	9	0.44	0.44	(0.36)

Class I
06/30/26		23.39	(0.02)	1.21	1.19	—	—	24.58	5.09	4,478	1	0.14	0.15	(0.14)
12/31/25		21.04	0.01	2.34	2.35	—	—	23.39	11.17	4,098	11	0.14	0.15	0.06
12/31/24		19.59	0.02	1.43	1.45	—	—	21.04	7.40	3,050	25	0.14	0.15	0.10
12/31/23		17.41	0.00	2.18	2.18	—	—	19.59	12.52	3,191	14	0.15	0.15	0.02
12/31/22		20.79	0.00	(3.38)	(3.38)	—	—	17.41	(16.26)	2,727	19	0.14	0.14	0.01
12/31/21		19.42	(0.01)	1.38	1.37	—	—	20.79	7.05	4,091	9	0.14	0.14	(0.07)

JNL/JPMorgan Managed Moderate Growth Fund
Class A
06/30/26		29.48	(0.07)	2.04	1.97	—	—	31.45	6.68	3,502,633	2	0.44	0.44	(0.44)
12/31/25		26.26	(0.05)	3.27	3.22	—	—	29.48	12.26	3,576,440	9	0.44	0.44	(0.19)
12/31/24		23.93	(0.03)	2.36	2.33	—	—	26.26	9.74	3,801,630	28	0.43	0.44	(0.13)
12/31/23		20.63	(0.06)	3.36	3.30	—	—	23.93	16.00	4,085,479	9	0.44	0.44	(0.25)
12/31/22		25.45	(0.06)	(4.76)	(4.82)	—	—	20.63	(18.94)	4,042,965	22	0.43	0.43	(0.28)
12/31/21		22.96	(0.09)	2.58	2.49	—	—	25.45	10.84	5,651,746	7	0.43	0.43	(0.35)

Class I
06/30/26		30.22	(0.02)	2.10	2.08	—	—	32.30	6.88	6,923	2	0.14	0.14	(0.14)
12/31/25		26.84	0.03	3.35	3.38	—	—	30.22	12.59	6,664	9	0.14	0.14	0.11
12/31/24		24.39	0.04	2.41	2.45	—	—	26.84	10.05	6,548	28	0.13	0.14	0.17
12/31/23		20.96	0.01	3.42	3.43	—	—	24.39	16.36	7,425	9	0.14	0.14	0.05
12/31/22		25.78	0.01	(4.83)	(4.82)	—	—	20.96	(18.70)	6,673	22	0.13	0.13	0.03
12/31/21		23.19	(0.01)	2.60	2.59	—	—	25.78	11.17	9,286	7	0.13	0.13	(0.03)

JNL/American Funds Growth Allocation Fund
Class A
06/30/26		32.88	0.13	2.97	3.10	—	—	35.98	9.43	4,489,004	10	0.62	0.62	0.75
12/31/25		27.75	0.48	4.65	5.13	—	—	32.88	18.49	4,262,072	16	0.63	0.63	1.60
12/31/24		24.60	0.38	2.77	3.15	—	—	27.75	12.80	3,830,258	18	0.63	0.63	1.42
12/31/23		20.98	0.36	3.26	3.62	—	—	24.60	17.25	3,639,848	25	0.63	0.63	1.57
12/31/22		26.00	0.29	(5.31)	(5.02)	—	—	20.98	(19.31)	3,228,401	13	0.63	0.63	1.30
12/31/21		22.88	0.17	2.95	3.12	—	—	26.00	13.64	4,149,730	47	0.63	0.63	0.68

Class I
06/30/26		33.72	0.18	3.06	3.24	—	—	36.96	9.61	61,188	10	0.32	0.32	1.05
12/31/25		28.37	0.59	4.76	5.35	—	—	33.72	18.86	58,012	16	0.33	0.33	1.92
12/31/24		25.08	0.46	2.83	3.29	—	—	28.37	13.12	50,315	18	0.33	0.33	1.69
12/31/23		21.33	0.44	3.31	3.75	—	—	25.08	17.58	51,197	25	0.33	0.33	1.92
12/31/22		26.35	0.37	(5.39)	(5.02)	—	—	21.33	(19.05)	41,700	13	0.33	0.33	1.66
12/31/21		23.12	0.26	2.97	3.23	—	—	26.35	13.97	48,924	47	0.33	0.33	1.05

JNL/American Funds Moderate Allocation Fund
Class A
06/30/26		11.11	0.09	0.50	0.59	—	—	11.70	5.31	89,312	16	0.65	0.65	1.66
12/31/25		9.82	0.48	0.81	1.29	—	—	11.11	13.14	63,875	14	0.65	0.65	4.51
12/31/24	(a)	10.00	0.29	(0.47)	(0.18)	—	—	9.82	(1.80)	3,882	0	0.65	0.65	14.68

Class I
06/30/26		11.15	0.11	0.50	0.61	—	—	11.76	5.47	506	16	0.35	0.35	1.87
12/31/25		9.82	0.87	0.46	1.33	—	—	11.15	13.54	432	14	0.35	0.35	7.91
12/31/24	(a)	10.00	0.17	(0.35)	(0.18)	—	—	9.82	(1.80)	1	0	0.37	0.37	8.63

(a)	The Fund commenced operations on October 21, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Moderate Growth Allocation Fund
Class A
06/30/26	26.13	0.15	1.76	1.91	—	—	28.04	7.31	2,480,798	10	0.64	0.64	1.12
12/31/25	22.47	0.52	3.14	3.66	—	—	26.13	16.29	2,452,719	16	0.64	0.64	2.14
12/31/24	20.49	0.43	1.55	1.98	—	—	22.47	9.66	2,395,427	16	0.64	0.64	1.96
12/31/23	18.00	0.38	2.11	2.49	—	—	20.49	13.83	2,471,923	24	0.64	0.64	1.97
12/31/22	21.75	0.35	(4.10)	(3.75)	—	—	18.00	(17.24)	2,374,820	16	0.64	0.64	1.84
12/31/21	19.78	0.20	1.77	1.97	—	—	21.75	9.96	3,083,919	66	0.64	0.64	0.95

Class I
06/30/26	26.79	0.20	1.80	2.00	—	—	28.79	7.47	30,216	10	0.34	0.34	1.43
12/31/25	22.97	0.60	3.22	3.82	—	—	26.79	16.63	28,039	16	0.34	0.34	2.43
12/31/24	20.89	0.52	1.56	2.08	—	—	22.97	9.96	26,147	16	0.34	0.34	2.36
12/31/23	18.29	0.45	2.15	2.60	—	—	20.89	14.22	23,383	24	0.34	0.34	2.33
12/31/22	22.03	0.40	(4.14)	(3.74)	—	—	18.29	(16.98)	20,245	16	0.34	0.34	2.12
12/31/21	19.98	0.28	1.77	2.05	—	—	22.03	10.26	26,606	66	0.34	0.34	1.32

JNL Growth ETF Allocation Fund
Class A
06/30/26	17.27	0.10	1.71	1.81	—	—	19.08	10.48	462,306	16	0.65	0.65	1.14
12/31/25	16.22	0.26	2.42	2.68	(0.27)	(1.36)	17.27	16.64	397,364	70	0.65	0.65	1.52
12/31/24	14.93	0.27	1.42	1.69	(0.27)	(0.13)	16.22	11.26	337,199	40	0.65	0.65	1.69
12/31/23	13.54	0.26	1.62	1.88	(0.27)	(0.22)	14.93	14.01	325,645	18	0.65	0.65	1.84
12/31/22	17.37	0.29	(2.94)	(2.65)	(0.21)	(0.97)	13.54	(15.35)	291,303	41	0.65	0.65	1.90
12/31/21	15.59	0.22	2.12	2.34	(0.17)	(0.39)	17.37	15.04	344,505	27	0.65	0.65	1.30

Class I
06/30/26	17.38	0.13	1.72	1.85	—	—	19.23	10.64	11,114	16	0.35	0.35	1.43
12/31/25	16.31	0.31	2.44	2.75	(0.32)	(1.36)	17.38	16.97	9,981	70	0.35	0.35	1.76
12/31/24	15.00	0.32	1.44	1.76	(0.32)	(0.13)	16.31	11.63	9,677	40	0.35	0.35	2.01
12/31/23	13.60	0.30	1.63	1.93	(0.31)	(0.22)	15.00	14.35	8,368	18	0.35	0.35	2.11
12/31/22	17.45	0.34	(2.96)	(2.62)	(0.26)	(0.97)	13.60	(15.12)	7,243	41	0.35	0.35	2.25
12/31/21	15.64	0.28	2.12	2.40	(0.20)	(0.39)	17.45	15.43	7,350	27	0.35	0.35	1.63

JNL Moderate ETF Allocation Fund
Class A
06/30/26	13.02	0.15	0.61	0.76	—	—	13.78	5.84	239,212	19	0.65	0.65	2.27
12/31/25	12.30	0.35	1.14	1.49	(0.32)	(0.45)	13.02	12.18	217,431	55	0.65	0.65	2.71
12/31/24	11.81	0.32	0.49	0.81	(0.32)	—	12.30	6.79	189,772	33	0.65	0.65	2.59
12/31/23	11.03	0.29	0.76	1.05	(0.27)	—	11.81	9.61	194,974	21	0.65	0.65	2.52
12/31/22	13.61	0.28	(2.06)	(1.78)	(0.18)	(0.62)	11.03	(13.15)	184,798	39	0.65	0.65	2.31
12/31/21	13.00	0.20	0.79	0.99	(0.16)	(0.22)	13.61	7.64	214,552	34	0.65	0.65	1.47

Class I
06/30/26	13.11	0.17	0.62	0.79	—	—	13.90	6.03	10,156	19	0.35	0.35	2.56
12/31/25	12.38	0.39	1.15	1.54	(0.36)	(0.45)	13.11	12.48	9,687	55	0.35	0.35	3.03
12/31/24	11.88	0.35	0.51	0.86	(0.36)	—	12.38	7.14	7,546	33	0.35	0.35	2.87
12/31/23	11.10	0.33	0.76	1.09	(0.31)	—	11.88	9.87	8,291	21	0.35	0.35	2.84
12/31/22	13.69	0.33	(2.08)	(1.75)	(0.22)	(0.62)	11.10	(12.88)	7,392	39	0.35	0.35	2.66
12/31/21	13.06	0.25	0.80	1.05	(0.20)	(0.22)	13.69	8.01	8,027	34	0.35	0.35	1.84

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Moderate Growth ETF Allocation Fund
Class A
06/30/26	14.79	0.14	1.07	1.21	—	—	16.00	8.18	374,362	17	0.65	0.65	1.78
12/31/25	14.13	0.32	1.73	2.05	(0.30)	(1.09)	14.79	14.60	348,605	60	0.65	0.65	2.14
12/31/24	13.32	0.29	0.94	1.23	(0.31)	(0.11)	14.13	9.10	311,025	36	0.65	0.65	2.07
12/31/23	12.42	0.28	1.17	1.45	(0.29)	(0.26)	13.32	11.77	316,029	17	0.65	0.65	2.18
12/31/22	15.54	0.28	(2.49)	(2.21)	(0.20)	(0.71)	12.42	(14.36)	295,150	38	0.65	0.65	2.06
12/31/21	14.39	0.20	1.43	1.63	(0.18)	(0.30)	15.54	11.32	361,487	24	0.65	0.65	1.29

Class I
06/30/26	14.85	0.16	1.07	1.23	—	—	16.08	8.28	10,877	17	0.35	0.35	2.11
12/31/25	14.17	0.36	1.76	2.12	(0.35)	(1.09)	14.85	15.01	9,352	60	0.35	0.35	2.41
12/31/24	13.36	0.34	0.93	1.27	(0.35)	(0.11)	14.17	9.37	8,995	36	0.35	0.35	2.39
12/31/23	12.46	0.32	1.17	1.49	(0.33)	(0.26)	13.36	12.08	8,784	17	0.35	0.35	2.46
12/31/22	15.59	0.33	(2.51)	(2.18)	(0.24)	(0.71)	12.46	(14.09)	8,551	38	0.35	0.35	2.41
12/31/21	14.43	0.25	1.42	1.67	(0.21)	(0.30)	15.59	11.63	8,968	24	0.35	0.35	1.62

JNL/Vanguard Growth ETF Allocation Fund
Class A
06/30/26	19.08	0.11	1.61	1.72	—	—	20.80	9.01	2,099,520	18	0.64	0.64	1.12
12/31/25	16.44	0.30	2.34	2.64	—	—	19.08	16.06	2,055,560	16	0.64	0.64	1.72
12/31/24	14.70	0.26	1.48	1.74	—	—	16.44	11.84	1,981,984	28	0.64	0.64	1.65
12/31/23	12.86	0.28	1.56	1.84	—	—	14.70	14.31	2,002,590	15	0.64	0.64	2.05
12/31/22	15.42	0.23	(2.79)	(2.56)	—	—	12.86	(16.60)	1,888,306	10	0.64	0.64	1.70
12/31/21	13.49	0.24	1.69	1.93	—	—	15.42	14.31	2,391,290	5	0.64	0.64	1.60

Class I
06/30/26	19.76	0.16	1.67	1.83	—	—	21.59	9.26	70,272	18	0.22	0.34	1.54
12/31/25	16.95	0.39	2.42	2.81	—	—	19.76	16.58	66,279	16	0.22	0.34	2.16
12/31/24	15.10	0.34	1.51	1.85	—	—	16.95	12.25	60,151	28	0.22	0.34	2.08
12/31/23	13.16	0.35	1.59	1.94	—	—	15.10	14.74	58,622	15	0.22	0.34	2.50
12/31/22	15.71	0.30	(2.85)	(2.55)	—	—	13.16	(16.23)	53,213	10	0.22	0.34	2.16
12/31/21	13.68	0.29	1.74	2.03	—	—	15.71	14.84	61,141	5	0.22	0.34	1.94

JNL/Vanguard Moderate ETF Allocation Fund
Class A
06/30/26	14.93	0.14	0.62	0.76	—	—	15.69	5.09	554,874	27	0.66	0.66	1.91
12/31/25	13.36	0.37	1.20	1.57	—	—	14.93	11.75	551,053	13	0.65	0.65	2.62
12/31/24	12.47	0.32	0.57	0.89	—	—	13.36	7.14	528,552	23	0.66	0.66	2.44
12/31/23	11.33	0.28	0.86	1.14	—	—	12.47	10.06	537,570	22	0.65	0.65	2.37
12/31/22	13.18	0.22	(2.07)	(1.85)	—	—	11.33	(14.04)	490,545	17	0.65	0.65	1.90
12/31/21	12.39	0.18	0.61	0.79	—	—	13.18	6.38	577,561	20	0.65	0.65	1.43

Class I
06/30/26	15.47	0.18	0.64	0.82	—	—	16.29	5.30	24,223	27	0.23	0.36	2.35
12/31/25	13.79	0.44	1.24	1.68	—	—	15.47	12.18	23,125	13	0.22	0.35	3.05
12/31/24	12.81	0.39	0.59	0.98	—	—	13.79	7.65	22,920	23	0.23	0.36	2.91
12/31/23	11.59	0.33	0.89	1.22	—	—	12.81	10.53	18,921	22	0.22	0.35	2.78
12/31/22	13.43	0.28	(2.12)	(1.84)	—	—	11.59	(13.70)	18,485	17	0.22	0.35	2.37
12/31/21	12.56	0.25	0.62	0.87	—	—	13.43	6.93	19,256	20	0.22	0.35	1.88

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Vanguard Moderate Growth ETF Allocation Fund
Class A
06/30/26		16.95	0.13	1.10	1.23	—	—	18.18	7.26	973,927	23		0.65	0.65	1.49
12/31/25		14.85	0.34	1.76	2.10	—	—	16.95	14.14	946,889	11		0.65	0.65	2.16
12/31/24		13.55	0.29	1.01	1.30	—	—	14.85	9.59	899,970	24		0.65	0.65	2.05
12/31/23		12.07	0.28	1.20	1.48	—	—	13.55	12.26	894,812	20		0.65	0.65	2.22
12/31/22		14.27	0.23	(2.43)	(2.20)	—	—	12.07	(15.42)	827,236	12		0.65	0.65	1.79
12/31/21		12.93	0.21	1.13	1.34	—	—	14.27	10.36	991,724	7		0.65	0.65	1.49

Class I
06/30/26		17.56	0.17	1.13	1.30	—	—	18.86	7.40	43,563	23		0.23	0.35	1.92
12/31/25		15.32	0.42	1.82	2.24	—	—	17.56	14.62	40,810	11		0.23	0.35	2.58
12/31/24		13.91	0.36	1.05	1.41	—	—	15.32	10.14	38,355	24		0.23	0.35	2.46
12/31/23		12.34	0.34	1.23	1.57	—	—	13.91	12.72	38,285	20		0.23	0.35	2.59
12/31/22		14.54	0.29	(2.49)	(2.20)	—	—	12.34	(15.13)	39,355	12		0.23	0.35	2.25
12/31/21		13.11	0.27	1.16	1.43	—	—	14.54	10.91	42,431	7		0.23	0.35	1.93

JNL Bond Index Fund(a)

Class I
06/30/26		10.01	0.19	(0.13)	0.06	—	—	10.07	0.60	1,037,698	33	(c)	0.08	0.21	3.86
12/31/25		9.34	0.36	0.31	0.67	—	—	10.01	7.17	1,049,234	88	(c)	0.08	0.21	3.76
12/31/24		9.23	0.33	(0.22)	0.11	—	—	9.34	1.19	1,034,647	76	(c)	0.07	0.20	3.54
12/31/23		8.75	0.27	0.21	0.48	—	—	9.23	5.49	1,039,960	75	(c)	0.08	0.21	2.99
12/31/22		10.07	0.17	(1.49)	(1.32)	—	—	8.75	(13.11)	1,021,370	104	(c)	0.07	0.20	1.82
12/31/21	(b)	10.00	0.07	0.00	0.07	—	—	10.07	0.70	1,321,262	41	(c)	0.08	0.21	0.99

JNL Emerging Markets Index Fund(a)

Class I
06/30/26		11.52	0.13	2.79	2.92	—	—	14.44	25.35	1,399,425	8		0.16	0.22	1.96
12/31/25		8.75	0.24	2.53	2.77	—	—	11.52	31.66	930,603	11		0.16	0.22	2.37
12/31/24		8.24	0.21	0.30	0.51	—	—	8.75	6.19	780,857	5		0.19	0.24	2.40
12/31/23		7.50	0.22	0.52	0.74	—	—	8.24	9.87	844,712	12		0.16	0.22	2.83
12/31/22		9.20	0.24	(1.94)	(1.70)	—	—	7.50	(18.48)	818,930	7		0.16	0.22	3.03
12/31/21	(b)	10.00	0.16	(0.96)	(0.80)	—	—	9.20	(8.00)	1,069,080	20		0.17	0.23	2.40

JNL International Index Fund(a)

Class I
06/30/26		12.37	0.22	0.95	1.17	—	—	13.54	9.46	3,103,515	3		0.10	0.21	3.40
12/31/25		9.74	0.31	2.81	3.12	(0.28)	(0.21)	12.37	32.13	3,088,098	15		0.10	0.21	2.70
12/31/24		9.81	0.30	0.05	0.35	(0.38)	(0.04)	9.74	3.46	2,079,893	4		0.10	0.21	2.86
12/31/23		8.57	0.28	1.24	1.52	(0.28)	—	9.81	17.83	2,305,357	7		0.10	0.21	2.96
12/31/22		10.29	0.26	(1.67)	(1.41)	(0.25)	(0.06)	8.57	(13.75)	2,129,382	2		0.10	0.21	2.97
12/31/21	(b)	10.00	0.16	0.13	0.29	—	—	10.29	2.90	2,647,040	5		0.11	0.22	2.26

(a)

Effective April 26,2021, the Fund received investments from its Feeder Fund in exchange for shares of the Fund. For information on the performance of these investments prior to April 26, 2021, please see the Financial Highlights of the Feeder Fund.

(b)	The Fund commenced operations on April 26, 2021.
(c)

Portfolio turnover including dollar roll transactions for JNL Bond Index Fund was as follows: June 30, 2026: 59%; December 31, 2025: 148%; December 31, 2024: 136%; December 31, 2023: 123%; December 31, 2022: 204%; December 31, 2021: 129%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL Mid Cap Index Fund(a)

Class I
06/30/26		12.90	0.09	2.14	2.23	—	—	15.13	17.29		3,711,507	11	0.10		0.22		1.31
12/31/25		12.01	0.17	0.72	0.89	—	—	12.90	7.41		3,254,155	15	0.10		0.22		1.40
12/31/24		10.55	0.16	1.30	1.46	—	—	12.01	13.84		3,444,243	16	0.10		0.22		1.41
12/31/23		9.07	0.15	1.33	1.48	—	—	10.55	16.32		3,371,284	19	0.10		0.22		1.59
12/31/22		10.44	0.14	(1.51)	(1.37)	—	—	9.07	(13.12)		3,069,360	12	0.10		0.22		1.48
12/31/21	(b)	10.00	0.09	0.35	0.44	—	—	10.44	4.40		3,851,884	12	0.11		0.23		1.26

JNL Small Cap Index Fund(a)

Class I
06/30/26		11.72	0.10	2.69	2.79	—	—	14.51	23.81		2,893,847	24	0.10		0.22		1.51
12/31/25		11.05	0.16	0.51	0.67	—	—	11.72	6.06		2,358,940	36	0.10		0.22		1.49
12/31/24		10.18	0.17	0.70	0.87	—	—	11.05	8.55		2,534,122	32	0.10		0.22		1.58
12/31/23		8.77	0.15	1.26	1.41	—	—	10.18	16.08		2,610,779	36	0.10		0.22		1.66
12/31/22		10.47	0.13	(1.83)	(1.70)	—	—	8.77	(16.24)		2,335,017	23	0.10		0.22		1.42
12/31/21	(b)	10.00	0.08	0.39	0.47	—	—	10.47	4.70		2,982,389	17	0.11		0.23		1.22

JNL Multi-Manager Alternative Fund
Class A
06/30/26		14.14	(0.21)	0.25	0.04	—	—	14.18	0.35	(c)	192,098	78	2.13	(d)	2.24	(d)	(3.01)
12/31/25		12.91	(0.07)	1.30	1.23	—	—	14.14	9.53		198,642	165	2.18	(d)	2.26	(d)	(0.49)
12/31/24		11.78	0.04	1.09	1.13	—	—	12.91	9.59		195,868	139	2.19	(d)	2.19	(d)	0.32
12/31/23		10.59	0.06	1.13	1.19	—	—	11.78	11.24		202,880	127	2.41	(d)	2.41	(d)	0.51
12/31/22		11.82	0.06	(1.29)	(1.23)	—	—	10.59	(10.41)		205,495	117	2.16	(d)	2.16	(d)	0.59
12/31/21		11.50	0.07	0.25	0.32	—	—	11.82	2.78		248,560	127	2.01	(d)	2.01	(d)	0.59

Class I
06/30/26		14.47	(0.19)	0.25	0.06	—	—	14.53	0.55	(c)	766,620	78	1.83	(d)	1.94	(d)	(2.71)
12/31/25		13.18	(0.03)	1.32	1.29	—	—	14.47	9.79		763,904	165	1.88	(d)	1.96	(d)	(0.24)
12/31/24		11.98	0.08	1.12	1.20	—	—	13.18	10.02		605,289	139	1.89	(d)	1.89	(d)	0.63
12/31/23		10.74	0.09	1.15	1.24	—	—	11.98	11.55		791,361	127	2.11	(d)	2.11	(d)	0.81
12/31/22		11.96	0.10	(1.32)	(1.22)	—	—	10.74	(10.20)		874,517	117	1.86	(d)	1.86	(d)	0.89
12/31/21		11.60	0.11	0.25	0.36	—	—	11.96	3.10		1,113,115	127	1.71	(d)	1.71	(d)	0.90

(a)

Effective April 26,2021, the Fund received investments from its Feeder Fund in exchange for shares of the Fund. For information on the performance of these investments prior to April 26, 2021, please see the Financial Highlights of the Feeder Fund.

(b)	The Fund commenced operations on April 26, 2021.
(c)

Total return is calculated using the traded net asset value, which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have transacted at. The total return calculated using the reported net asset value was as follows: Class A - June 30, 2026: 0.28%; Class I - June 30, 2026: 0.41%;

(d)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL Multi-Manager Alternative Fund were as follows: Class A: June 30, 2026: 1.70%, 1.59% December 31, 2025: 1.70%, 1.62% December 31, 2024: 1.71%, 1.71% December 31, 2023: 1.69%, 1.69% December 31, 2022: 1.67%, 1.67% December 31, 2021: 1.68%, 1.68% Class I: June 30, 2026: 1.40%, 1.29% December 31, 2025: 1.40%, 1.32% December 31, 2024: 1.41%, 1.41% December 31, 2023: 1.39%, 1.39% December 31, 2022: 1.37%, 1.37% December 31, 2021: 1.38%, 1.38%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Multi-Manager Emerging Markets Equity Fund
Class A
06/30/26	10.78	0.07	1.92	1.99	—	—	12.77	18.46	688,760	54	1.22	1.22	1.25
12/31/25	8.74	0.15	1.97	2.12	(0.08)	—	10.78	24.27	591,779	60	1.22	1.22	1.52
12/31/24	8.45	0.12	0.27	0.39	(0.10)	—	8.74	4.58	559,532	81	1.22	1.22	1.36
12/31/23	7.79	0.11	0.67	0.78	(0.12)	—	8.45	10.11	626,215	42	1.23	1.23	1.34
12/31/22	11.28	0.11	(2.83)	(2.72)	(0.08)	(0.69)	7.79	(24.13)	627,647	41	1.21	1.21	1.22
12/31/21	11.42	0.08	(0.07)	0.01	(0.15)	—	11.28	0.08	909,805	54	1.22	1.22	0.64

Class I
06/30/26	10.80	0.09	1.92	2.01	—	—	12.81	18.61	887,057	54	0.92	0.92	1.53
12/31/25	8.76	0.18	1.97	2.15	(0.11)	—	10.80	24.59	812,386	60	0.92	0.92	1.84
12/31/24	8.47	0.15	0.27	0.42	(0.13)	—	8.76	4.90	561,259	81	0.92	0.92	1.66
12/31/23	7.81	0.13	0.68	0.81	(0.15)	—	8.47	10.47	306,613	42	0.93	0.93	1.64
12/31/22	11.33	0.14	(2.85)	(2.71)	(0.12)	(0.69)	7.81	(23.93)	302,526	41	0.91	0.91	1.48
12/31/21	11.46	0.11	(0.06)	0.05	(0.18)	—	11.33	0.40	697,136	54	0.92	0.92	0.95

JNL Multi-Manager Floating Rate Income Fund
Class A
06/30/26	13.81	0.48	(0.27)	0.21	—	—	14.02	1.52	837,879	45	0.94	0.94	6.93
12/31/25	13.30	1.03	(0.52)	0.51	—	—	13.81	3.83	908,046	52	0.94	0.94	7.64
12/31/24	12.30	1.16	(0.16)	1.00	—	—	13.30	8.13	1,083,216	47	0.93	0.93	9.02
12/31/23	10.87	1.05	0.38	1.43	—	—	12.30	13.16	1,196,582	53	0.86	0.93	9.09
12/31/22	11.40	0.58	(1.11)	(0.53)	—	—	10.87	(4.65)	1,196,910	68	0.89	0.93	5.27
12/31/21	10.99	0.39	0.02	0.41	—	—	11.40	3.73	1,197,306	106	0.93	0.93	3.51

Class I
06/30/26	14.12	0.51	(0.28)	0.23	—	—	14.35	1.63	87,634	45	0.64	0.64	7.16
12/31/25	13.56	1.09	(0.53)	0.56	—	—	14.12	4.13	18,965	52	0.64	0.64	7.93
12/31/24	12.51	1.22	(0.17)	1.05	—	—	13.56	8.39	16,149	47	0.63	0.63	9.32
12/31/23	11.02	1.10	0.39	1.49	—	—	12.51	13.52	17,181	53	0.56	0.63	9.37
12/31/22	11.52	0.62	(1.12)	(0.50)	—	—	11.02	(4.34)	19,194	68	0.59	0.63	5.54
12/31/21	11.07	0.44	0.01	0.45	—	—	11.52	4.06	10,903	106	0.63	0.63	3.86

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Multi-Manager International Equity Fund
Class A
06/30/26	13.37	0.06	2.00	2.06	—	—	15.43	15.41	709,339	83	0.97	0.97	0.85
12/31/25	10.89	0.07	2.49	2.56	(0.08)	—	13.37	23.50	534,692	86	0.97	0.97	0.60
12/31/24	11.03	0.06	(0.16)	(0.10)	(0.04)	—	10.89	(0.95)	514,060	73	0.97	0.97	0.48
12/31/23	9.77	0.05	1.21	1.26	—	—	11.03	12.90	619,343	44	0.97	0.97	0.51
12/31/22	15.69	0.07	(3.95)	(3.88)	(0.22)	(1.82)	9.77	(25.10)	612,250	144	0.97	0.97	0.53
12/31/21	15.25	0.08	0.86	0.94	(0.19)	(0.31)	15.69	6.20	893,543	38	0.98	0.98	0.53

Class I
06/30/26	14.42	0.10	2.15	2.25	—	—	16.67	15.60	732,415	83	0.67	0.67	1.27
12/31/25	11.75	0.12	2.67	2.79	(0.12)	—	14.42	23.78	462,768	86	0.67	0.67	0.91
12/31/24	11.90	0.10	(0.17)	(0.07)	(0.08)	—	11.75	(0.65)	461,674	73	0.67	0.67	0.77
12/31/23	10.52	0.09	1.30	1.39	(0.01)	—	11.90	13.26	205,086	44	0.67	0.67	0.80
12/31/22	16.70	0.11	(4.20)	(4.09)	(0.27)	(1.82)	10.52	(24.82)	194,427	144	0.67	0.67	0.82
12/31/21	16.20	0.14	0.90	1.04	(0.23)	(0.31)	16.70	6.48	269,901	38	0.68	0.68	0.81

JNL Multi-Manager International Small Cap Fund
Class A
06/30/26	13.61	0.13	1.51	1.64	—	—	15.25	12.05	398,205	74	1.21	1.21	1.79
12/31/25	11.06	0.17	2.64	2.81	(0.26)	—	13.61	25.49	404,265	116	1.20	1.21	1.38
12/31/24	10.94	0.16	0.40	0.56	(0.44)	—	11.06	4.98	401,528	78	1.22	1.22	1.41
12/31/23	9.19	0.19	1.86	2.05	(0.30)	—	10.94	22.47	430,765	70	1.21	1.21	1.88
12/31/22	15.74	0.24	(5.03)	(4.79)	(0.14)	(1.62)	9.19	(30.44)	372,710	65	1.21	1.21	2.09
12/31/21	13.76	0.13	2.01	2.14	(0.05)	(0.11)	15.74	15.62	560,879	93	1.23	1.23	0.83

Class I
06/30/26	13.76	0.17	1.51	1.68	—	—	15.44	12.21	608,002	74	0.91	0.91	2.27
12/31/25	11.18	0.21	2.68	2.89	(0.31)	—	13.76	25.88	291,214	116	0.90	0.91	1.63
12/31/24	11.05	0.20	0.40	0.60	(0.47)	—	11.18	5.32	252,587	78	0.92	0.92	1.71
12/31/23	9.28	0.22	1.88	2.10	(0.33)	—	11.05	22.84	253,262	70	0.91	0.91	2.18
12/31/22	15.88	0.28	(5.09)	(4.81)	(0.17)	(1.62)	9.28	(30.27)	218,213	65	0.91	0.91	2.39
12/31/21	13.84	0.17	2.03	2.20	(0.05)	(0.11)	15.88	15.96	332,027	93	0.91	0.91	1.10

JNL Multi-Manager Mid Cap Fund
Class A
06/30/26	20.64	0.01	0.79	0.80	—	—	21.44	3.88	419,497	82	1.05	1.07	0.14
12/31/25	20.27	0.04	0.33	0.37	—	—	20.64	1.83	419,344	85	1.07	1.08	0.21
12/31/24	18.95	0.07	1.25	1.32	—	—	20.27	6.97	458,580	45	1.08	1.08	0.35
12/31/23	16.87	0.10	1.98	2.08	—	—	18.95	12.33	479,354	44	1.08	1.08	0.59
12/31/22	20.19	0.07	(3.39)	(3.32)	—	—	16.87	(16.44)	424,102	45	1.07	1.07	0.39
12/31/21	16.25	0.05	3.89	3.94	—	—	20.19	24.25	476,106	40	1.08	1.08	0.26

Class I
06/30/26	21.10	0.05	0.80	0.85	—	—	21.95	4.03	697,281	82	0.75	0.77	0.44
12/31/25	20.66	0.10	0.34	0.44	—	—	21.10	2.13	735,087	85	0.77	0.78	0.50
12/31/24	19.25	0.13	1.28	1.41	—	—	20.66	7.32	753,782	45	0.78	0.78	0.65
12/31/23	17.09	0.16	2.00	2.16	—	—	19.25	12.64	1,055,576	44	0.78	0.78	0.88
12/31/22	20.39	0.12	(3.42)	(3.30)	—	—	17.09	(16.18)	1,005,250	45	0.77	0.77	0.68
12/31/21	16.37	0.10	3.92	4.02	—	—	20.39	24.56	1,376,087	40	0.78	0.78	0.54

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Multi-Manager Select Equity Fund
Class A
06/30/26		18.83	0.08		2.00	2.08	—	—	20.91	11.05	155,068	54	0.95	0.97	0.80
12/31/25		16.23	0.10		2.50	2.60	—	—	18.83	16.02	83,689	107	0.98	0.98	0.57
12/31/24		12.00	0.02		4.21	4.23	—	—	16.23	35.25	11,526	139	0.98	0.98	0.12
12/31/23		9.77	(0.00)	(a)	2.23	2.23	—	—	12.00	22.82	1	117	1.03	1.03	(0.02)
12/31/22	(b)	10.00	0.02		(0.25)	(0.23)	—	—	9.77	(2.30)	1	9	1.11	1.11	1.61

Class I
06/30/26		19.03	0.12		2.01	2.13	—	—	21.16	11.19	1,391,305	54	0.65	0.67	1.19
12/31/25		16.35	0.16		2.52	2.68	—	—	19.03	16.39	1,310,402	107	0.68	0.68	0.89
12/31/24		12.05	0.05		4.25	4.30	—	—	16.35	35.68	1,106,246	139	0.68	0.68	0.35
12/31/23		9.78	0.04		2.23	2.27	—	—	12.05	23.21	434,673	117	0.68	0.68	0.37
12/31/22	(b)	10.00	0.03		(0.25)	(0.22)	—	—	9.78	(2.20)	333,167	9	0.71	0.71	2.01

JNL Multi-Manager Small Cap Growth Fund
Class A
06/30/26		43.95	(0.10)		7.68	7.58	—	—	51.53	17.25	1,862,954	48	0.97	0.97	(0.45)
12/31/25		42.44	(0.19)		1.70	1.51	—	—	43.95	3.56	1,733,057	78	0.97	0.97	(0.45)
12/31/24		38.70	(0.18)		3.92	3.74	—	—	42.44	9.66	1,891,564	70	0.97	0.97	(0.44)
12/31/23		33.27	(0.15)		5.58	5.43	—	—	38.70	16.32	1,975,439	54	0.97	0.97	(0.43)
12/31/22		48.27	(0.20)		(14.80)	(15.00)	—	—	33.27	(31.08)	1,761,597	74	0.96	0.96	(0.56)
12/31/21		46.90	(0.34)		1.71	1.37	—	—	48.27	2.92	2,838,668	72	0.96	0.96	(0.69)

Class I
06/30/26		47.25	(0.03)		8.25	8.22	—	—	55.47	17.40	679,154	48	0.67	0.67	(0.13)
12/31/25		45.49	(0.07)		1.83	1.76	—	—	47.25	3.87	472,898	78	0.67	0.67	(0.15)
12/31/24		41.35	(0.06)		4.20	4.14	—	—	45.49	10.01	509,704	70	0.67	0.67	(0.14)
12/31/23		35.44	(0.05)		5.96	5.91	—	—	41.35	16.68	354,911	54	0.67	0.67	(0.13)
12/31/22		51.27	(0.10)		(15.73)	(15.83)	—	—	35.44	(30.88)	321,096	74	0.66	0.66	(0.26)
12/31/21		49.67	(0.20)		1.80	1.60	—	—	51.27	3.22	473,249	72	0.66	0.66	(0.39)

JNL Multi-Manager Small Cap Value Fund
Class A
06/30/26		22.11	0.04		3.16	3.20	—	—	25.31	14.47	1,348,410	59	1.07	1.07	0.37
12/31/25		21.53	0.08		0.50	0.58	—	—	22.11	2.69	1,244,825	34	1.07	1.07	0.37
12/31/24		19.67	0.06		1.80	1.86	—	—	21.53	9.46	1,345,079	30	1.07	1.07	0.30
12/31/23		16.26	0.06		3.35	3.41	—	—	19.67	20.97	1,293,833	24	1.07	1.07	0.36
12/31/22		18.51	0.02		(2.27)	(2.25)	—	—	16.26	(12.16)	1,143,636	27	1.06	1.06	0.14
12/31/21		15.05	0.02		3.44	3.46	—	—	18.51	22.99	1,381,521	40	1.07	1.07	0.12

Class I
06/30/26		22.61	0.08		3.23	3.31	—	—	25.92	14.64	661,796	59	0.77	0.77	0.70
12/31/25		21.95	0.15		0.51	0.66	—	—	22.61	3.01	475,159	34	0.77	0.77	0.67
12/31/24		19.99	0.13		1.83	1.96	—	—	21.95	9.80	544,127	30	0.77	0.77	0.60
12/31/23		16.47	0.12		3.40	3.52	—	—	19.99	21.37	499,915	24	0.77	0.77	0.66
12/31/22		18.70	0.07		(2.30)	(2.23)	—	—	16.47	(11.93)	461,308	27	0.76	0.76	0.43
12/31/21		15.16	0.07		3.47	3.54	—	—	18.70	23.35	614,326	40	0.77	0.77	0.41

(a)	Amount represents less than $0.005.
(b)	The Fund commenced operations on November 15, 2022.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL S&P 500 Index Fund

Class I
06/30/26	30.99	0.18	2.98	3.16	—	—	34.15	10.20	629,657	9	0.09		0.32		1.12
12/31/25	26.31	0.33	4.35	4.68	—	—	30.99	17.79	571,892	19	0.09		0.32		1.17
12/31/24	21.07	0.31	4.93	5.24	—	—	26.31	24.87	499,111	19	0.09		0.32		1.29
12/31/23	16.70	0.30	4.07	4.37	—	—	21.07	26.17	376,254	9	0.09		0.32		1.60
12/31/22	20.41	0.27	(3.98)	(3.71)	—	—	16.70	(18.18)	278,987	11	0.09		0.32		1.54
12/31/21	15.88	0.24	4.29	4.53	—	—	20.41	28.53	304,384	7	0.09		0.32		1.29

JNL/BlackRock Global Allocation Fund
Class A
06/30/26	21.33	0.21	1.25	1.46	—	—	22.79	6.84	3,399,801	82	1.04		1.04		1.89
12/31/25	17.96	0.39	2.98	3.37	—	—	21.33	18.76	2,587,479	135	1.03		1.03		1.98
12/31/24	16.42	0.39	1.15	1.54	—	—	17.96	9.38	2,595,734	156	1.03	(a)	1.03	(a)	2.25
12/31/23	14.41	0.35	1.66	2.01	—	—	16.42	13.95	2,793,033	221	1.03	(a)	1.03	(a)	2.28
12/31/22	17.05	0.16	(2.80)	(2.64)	—	—	14.41	(15.48)	2,780,861	126	1.03	(a)	1.03	(a)	1.04
12/31/21	15.89	0.12	1.04	1.16	—	—	17.05	7.30	3,684,164	137	1.03	(a)	1.03	(a)	0.69

Class I
06/30/26	21.97	0.25	1.30	1.55	—	—	23.52	7.06	25,459	82	0.74		0.74		2.19
12/31/25	18.45	0.46	3.06	3.52	—	—	21.97	19.08	20,999	135	0.73		0.73		2.28
12/31/24	16.81	0.46	1.18	1.64	—	—	18.45	9.76	20,380	156	0.73	(a)	0.73	(a)	2.54
12/31/23	14.70	0.40	1.71	2.11	—	—	16.81	14.35	20,626	221	0.73	(a)	0.73	(a)	2.57
12/31/22	17.35	0.19	(2.84)	(2.65)	—	—	14.70	(15.27)	107,533	126	0.73	(a)	0.73	(a)	1.27
12/31/21	16.12	0.17	1.06	1.23	—	—	17.35	7.63	349,665	137	0.73	(a)	0.73	(a)	0.99

JNL/BlackRock Global Natural Resources Fund
Class A
06/30/26	16.08	0.13	1.14	1.27	—	—	17.35	7.90	694,951	38	0.99		0.99		1.45
12/31/25	12.39	0.28	3.41	3.69	—	—	16.08	29.78	736,135	94	1.00		1.00		2.05
12/31/24	12.85	0.28	(0.74)	(0.46)	—	—	12.39	(3.58)	702,739	65	0.99		0.99		2.14
12/31/23	13.06	0.35	(0.56)	(0.21)	—	—	12.85	(1.61)	901,458	44	0.97		0.97		2.74
12/31/22	11.10	0.33	1.63	1.96	—	—	13.06	17.66	1,324,729	90	0.97		0.97		2.71
12/31/21	8.50	0.33	2.27	2.60	—	—	11.10	30.59	852,549	68	0.99		0.99		3.22

Class I
06/30/26	16.56	0.16	1.17	1.33	—	—	17.89	8.03	8,324	38	0.69		0.69		1.75
12/31/25	12.72	0.34	3.50	3.84	—	—	16.56	30.19	9,057	94	0.70		0.70		2.38
12/31/24	13.15	0.26	(0.69)	(0.43)	—	—	12.72	(3.27)	9,405	65	0.69		0.69		2.06
12/31/23	13.33	0.39	(0.57)	(0.18)	—	—	13.15	(1.35)	122,479	44	0.67		0.67		2.97
12/31/22	11.28	0.37	1.68	2.05	—	—	13.33	18.17	277,084	90	0.67		0.67		2.96
12/31/21	8.62	0.36	2.30	2.66	—	—	11.28	30.86	9,884	68	0.69		0.69		3.50

(a)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/BlackRock Global Allocation Fund were as follows: Class A: December 31, 2024: 1.03%, 1.03% December 31, 2023: 1.03%, 1.03% December 31, 2022: 1.03%, 1.03% December 31, 2021: 1.02%, 1.02% Class I: December 31, 2024: 0.73%, 0.73% December 31, 2023: 0.73%, 0.73% December 31, 2022: 0.72%, 0.72% December 31, 2021: 0.72%, 0.72%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/BlackRock Large Cap Select Growth Fund
Class A
06/30/26	102.13	(0.19)	11.60	11.41	—	—	113.54	11.17	3,936,483	51	0.83	0.87	(0.37)
12/31/25	91.67	(0.42)	10.88	10.46	—	—	102.13	11.41	3,902,269	63	0.83	0.86	(0.45)
12/31/24	69.72	(0.23)	22.18	21.95	—	—	91.67	31.48	4,282,248	26	0.83	0.86	(0.28)
12/31/23	46.58	(0.08)	23.22	23.14	—	—	69.72	49.68	3,573,764	22	0.84	0.87	(0.13)
12/31/22	74.98	(0.08)	(28.32)	(28.40)	—	—	46.58	(37.88)	2,484,178	65	0.87	0.87	(0.15)
12/31/21	62.25	(0.28)	13.01	12.73	—	—	74.98	20.45	4,483,180	40	0.86	0.86	(0.41)

Class I
06/30/26	108.86	(0.04)	12.39	12.35	—	—	121.21	11.34	509,307	51	0.53	0.57	(0.07)
12/31/25	97.42	(0.15)	11.59	11.44	—	—	108.86	11.74	510,648	63	0.53	0.56	(0.15)
12/31/24	73.87	0.02	23.53	23.55	—	—	97.42	31.88	551,022	26	0.53	0.56	0.02
12/31/23	49.21	0.10	24.56	24.66	—	—	73.87	50.11	803,780	22	0.54	0.57	0.16
12/31/22	78.97	0.09	(29.85)	(29.76)	—	—	49.21	(37.69)	721,712	65	0.57	0.57	0.16
12/31/21	65.37	(0.08)	13.68	13.60	—	—	78.97	20.80	876,320	40	0.56	0.56	(0.11)

JNL/Causeway International Value Select Fund
Class A
06/30/26	23.82	0.32	1.65	1.97	—	—	25.79	8.27	1,275,780	30	0.96	0.96	2.65
12/31/25	18.19	0.35	7.39	7.74	(0.41)	(1.70)	23.82	43.10	1,382,195	45	0.96	0.96	1.60
12/31/24	19.18	0.44	0.46	0.90	(0.37)	(1.52)	18.19	4.49	657,123	55	0.97	0.97	2.18
12/31/23	15.17	0.35	3.94	4.29	(0.28)	—	19.18	28.35	789,894	48	0.97	0.97	1.96
12/31/22	16.54	0.27	(1.44)	(1.17)	(0.20)	—	15.17	(7.05)	508,639	63	0.97	0.97	1.83
12/31/21	15.45	0.22	1.09	1.31	(0.22)	—	16.54	8.50	533,301	50	0.97	0.97	1.32

Class I
06/30/26	24.77	0.38	1.72	2.10	—	—	26.87	8.48	1,399,739	30	0.66	0.66	2.96
12/31/25	18.84	0.45	7.63	8.08	(0.45)	(1.70)	24.77	43.44	1,408,527	45	0.66	0.66	2.00
12/31/24	19.80	0.51	0.49	1.00	(0.44)	(1.52)	18.84	4.82	1,273,278	55	0.67	0.67	2.48
12/31/23	15.63	0.41	4.08	4.49	(0.32)	—	19.80	28.79	1,099,837	48	0.67	0.67	2.27
12/31/22	17.03	0.33	(1.48)	(1.15)	(0.25)	—	15.63	(6.74)	852,923	63	0.67	0.67	2.14
12/31/21	15.90	0.28	1.11	1.39	(0.26)	—	17.03	8.76	899,230	50	0.67	0.67	1.63

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Cohen & Steers U.S. Realty Fund
Class A
06/30/26	9.40	0.18	1.13	1.31	—	—	10.71	13.94	601,545	20	1.07	1.07	3.43
12/31/25	9.50	0.18	0.09	0.27	(0.37)	—	9.40	2.79	76,310	40	1.06	1.06	1.89
12/31/24	9.55	0.20	0.26	0.46	(0.51)	—	9.50	4.46	93,425	255	1.09	1.09	2.08
12/31/23	8.90	0.21	0.64	0.85	(0.20)	—	9.55	9.66	105,420	160	1.11	1.11	2.37
12/31/22	14.28	0.18	(3.81)	(3.63)	(0.13)	(1.62)	8.90	(25.74)	107,426	157	1.10	1.10	1.46
12/31/21	9.99	0.12	4.28	4.40	(0.11)	—	14.28	44.13	187,237	136	1.11	1.11	0.98

Class I
06/30/26	9.49	0.17	1.17	1.34	—	—	10.83	14.12	8,230	20	0.77	0.77	3.35
12/31/25	9.60	0.22	0.08	0.30	(0.41)	—	9.49	3.06	3,426	40	0.76	0.76	2.18
12/31/24	9.64	0.20	0.30	0.50	(0.54)	—	9.60	4.83	3,649	255	0.80	0.80	2.13
12/31/23	9.00	0.25	0.63	0.88	(0.24)	—	9.64	9.89	104,548	160	0.81	0.81	2.69
12/31/22	14.41	0.22	(3.86)	(3.64)	(0.15)	(1.62)	9.00	(25.55)	118,882	157	0.80	0.80	1.79
12/31/21	10.05	0.15	4.33	4.48	(0.12)	—	14.41	44.65	187,501	136	0.81	0.81	1.21

JNL/DFA International Core Equity Fund
Class A
06/30/26	15.22	0.22	1.11	1.33	—	—	16.55	8.74	657,874	12	0.91	0.91	2.75
12/31/25	11.41	0.28	3.74	4.02	(0.21)	—	15.22	35.29	599,205	16	0.91	0.91	2.04
12/31/24	11.23	0.27	0.18	0.45	(0.27)	—	11.41	3.94	303,611	20	0.90	0.90	2.26
12/31/23	9.89	0.25	1.28	1.53	(0.19)	—	11.23	15.59	288,098	26	0.90	0.90	2.33
12/31/22	12.53	0.26	(1.77)	(1.51)	(0.13)	(1.00)	9.89	(12.05)	203,994	21	0.90	0.90	2.38
12/31/21	11.50	0.19	1.10	1.29	(0.18)	(0.08)	12.53	11.33	120,033	125	0.91	0.91	1.52

Class I
06/30/26	15.35	0.25	1.12	1.37	—	—	16.72	8.93	35,569	12	0.56	0.61	3.10
12/31/25	11.49	0.36	3.74	4.10	(0.24)	—	15.35	35.75	31,576	16	0.56	0.61	2.64
12/31/24	11.30	0.30	0.20	0.50	(0.31)	—	11.49	4.29	21,878	20	0.55	0.60	2.57
12/31/23	9.94	0.28	1.30	1.58	(0.22)	—	11.30	15.96	18,374	26	0.55	0.60	2.65
12/31/22	12.56	0.29	(1.75)	(1.46)	(0.16)	(1.00)	9.94	(11.66)	13,953	21	0.55	0.60	2.71
12/31/21	11.56	0.29	1.04	1.33	(0.25)	(0.08)	12.56	11.63	6,821	125	0.56	0.61	2.37

JNL/DFA U.S. Core Equity Fund
Class A
06/30/26	33.55	0.09	3.86	3.95	—	—	37.50	11.77	1,706,142	8	0.80	0.80	0.52
12/31/25	29.15	0.18	4.22	4.40	—	—	33.55	15.09	1,249,053	2	0.80	0.80	0.58
12/31/24	24.21	0.18	4.76	4.94	—	—	29.15	20.40	1,305,601	4	0.80	0.80	0.68
12/31/23	19.80	0.20	4.21	4.41	—	—	24.21	22.27	1,254,827	6	0.80	0.80	0.94
12/31/22	23.46	0.19	(3.85)	(3.66)	—	—	19.80	(15.60)	1,147,448	10	0.80	0.80	0.90
12/31/21	18.49	0.14	4.83	4.97	—	—	23.46	26.88	1,454,789	9	0.80	0.80	0.64

Class I
06/30/26	36.49	0.16	4.20	4.36	—	—	40.85	11.95	53,978	8	0.45	0.50	0.86
12/31/25	31.58	0.31	4.60	4.91	—	—	36.49	15.55	41,743	2	0.45	0.50	0.93
12/31/24	26.15	0.30	5.13	5.43	—	—	31.58	20.76	40,835	4	0.45	0.50	1.02
12/31/23	21.31	0.30	4.54	4.84	—	—	26.15	22.71	100,784	6	0.45	0.50	1.29
12/31/22	25.16	0.28	(4.13)	(3.85)	—	—	21.31	(15.30)	96,892	10	0.45	0.50	1.26
12/31/21	19.76	0.23	5.17	5.40	—	—	25.16	27.33	111,159	9	0.45	0.50	0.99

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/DFA U.S. Small Cap Fund
Class A
06/30/26	14.04	0.03	2.61	2.64	—	—	16.68	18.80	825,786	13	0.98	0.98	0.43
12/31/25	13.12	0.06	0.86	0.92	—	—	14.04	7.01	678,470	20	0.99	0.99	0.44
12/31/24	12.01	0.05	1.06	1.11	—	—	13.12	9.24	631,477	19	0.98	0.98	0.43
12/31/23	10.29	0.05	1.67	1.72	—	—	12.01	16.72	574,349	24	0.99	0.99	0.51
12/31/22	11.93	0.05	(1.69)	(1.64)	—	—	10.29	(13.75)	471,784	28	0.99	0.99	0.48
12/31/21	9.36	0.02	2.55	2.57	—	—	11.93	27.46	543,705	35	1.01	1.01	0.18

Class I
06/30/26	14.35	0.06	2.67	2.73	—	—	17.08	19.02	34,748	13	0.63	0.68	0.78
12/31/25	13.36	0.11	0.88	0.99	—	—	14.35	7.41	29,436	20	0.64	0.69	0.79
12/31/24	12.18	0.10	1.08	1.18	—	—	13.36	9.69	29,977	19	0.63	0.68	0.79
12/31/23	10.40	0.09	1.69	1.78	—	—	12.18	17.12	23,427	24	0.64	0.69	0.86
12/31/22	12.02	0.09	(1.71)	(1.62)	—	—	10.40	(13.48)	18,004	28	0.64	0.69	0.84
12/31/21	9.39	0.06	2.57	2.63	—	—	12.02	28.01	19,329	35	0.66	0.71	0.54

JNL/DoubleLine Core Fixed Income Fund
Class A
06/30/26	13.89	0.31	(0.30)	0.01	—	—	13.90	0.07	1,513,358	24	0.78	0.78	4.56
12/31/25	12.96	0.62	0.31	0.93	—	—	13.89	7.18	1,593,856	41	0.78	0.78	4.58
12/31/24	12.67	0.59	(0.30)	0.29	—	—	12.96	2.29	1,702,459	100	0.77	0.77	4.58
12/31/23	11.95	0.50	0.22	0.72	—	—	12.67	6.03	1,837,085	144	0.78	0.78	4.14
12/31/22	13.78	0.38	(2.21)	(1.83)	—	—	11.95	(13.28)	1,868,458	140	0.77	0.77	3.02
12/31/21	13.84	0.30	(0.36)	(0.06)	—	—	13.78	(0.43)	2,483,947	167	0.77	0.77	2.15

Class I
06/30/26	15.29	0.37	(0.34)	0.03	—	—	15.32	0.20	870,801	24	0.48	0.48	4.86
12/31/25	14.22	0.72	0.35	1.07	—	—	15.29	7.52	955,788	41	0.48	0.48	4.88
12/31/24	13.86	0.68	(0.32)	0.36	—	—	14.22	2.60	1,091,209	100	0.47	0.47	4.88
12/31/23	13.03	0.59	0.24	0.83	—	—	13.86	6.37	1,186,035	144	0.48	0.48	4.46
12/31/22	14.98	0.46	(2.41)	(1.95)	—	—	13.03	(13.02)	866,413	140	0.47	0.47	3.32
12/31/21	15.00	0.37	(0.39)	(0.02)	—	—	14.98	(0.13)	1,081,224	167	0.47	0.47	2.45

JNL/DoubleLine Emerging Markets Fixed Income Fund
Class A
06/30/26	13.25	0.34	(0.12)	0.22	—	—	13.47	1.66	126,116	43	1.08	1.08	5.09
12/31/25	12.21	0.68	0.36	1.04	—	—	13.25	8.52	126,794	49	1.08	1.08	5.31
12/31/24	11.43	0.68	0.10	0.78	—	—	12.21	6.82	128,070	44	1.08	1.08	5.72
12/31/23	10.44	0.56	0.43	0.99	—	—	11.43	9.48	127,281	42	1.08	1.08	5.19
12/31/22	12.29	0.43	(2.28)	(1.85)	—	—	10.44	(15.05)	126,011	29	1.07	1.07	3.93
12/31/21	12.20	0.37	(0.28)	0.09	—	—	12.29	0.74	163,020	50	1.07	1.07	2.98

Class I
06/30/26	13.30	0.36	(0.12)	0.24	—	—	13.54	1.80	204,247	43	0.78	0.78	5.39
12/31/25	12.22	0.72	0.36	1.08	—	—	13.30	8.84	219,322	49	0.78	0.78	5.61
12/31/24	11.40	0.71	0.11	0.82	—	—	12.22	7.19	210,136	44	0.78	0.78	5.99
12/31/23	10.38	0.59	0.43	1.02	—	—	11.40	9.83	429,726	42	0.78	0.78	5.49
12/31/22	12.18	0.45	(2.25)	(1.80)	—	—	10.38	(14.78)	445,603	29	0.77	0.77	4.19
12/31/21	12.06	0.40	(0.28)	0.12	—	—	12.18	0.99	735,249	50	0.77	0.77	3.29

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/DoubleLine Shiller Enhanced CAPE Fund
Class A
06/30/26	28.40	0.54	(0.68)	(0.14)	—		—	28.26	(0.49)	1,216,046	36	0.99		0.99	3.86
12/31/25	26.06	1.14	1.20	2.34	—		—	28.40	8.98	1,392,645	47	0.98		1.00	4.16
12/31/24	23.05	1.06	1.95	3.01	—		—	26.06	13.06	1,559,920	97	1.00		1.01	4.33
12/31/23	18.09	0.81	4.15	4.96	—		—	23.05	27.42	1,763,845	83	1.01		1.01	3.99
12/31/22	23.71	0.43	(6.05)	(5.62)	—		—	18.09	(23.70)	1,487,301	79	1.00		1.00	2.11
12/31/21	19.12	0.17	4.42	4.59	—		—	23.71	24.01	2,216,351	113	1.00		1.00	0.77

Class I
06/30/26	29.06	0.60	(0.71)	(0.11)	—		—	28.95	(0.38)	22,768	36	0.69		0.69	4.16
12/31/25	26.59	1.24	1.23	2.47	—		—	29.06	9.29	26,539	47	0.68		0.70	4.49
12/31/24	23.44	1.14	2.01	3.15	—		—	26.59	13.44	139,050	97	0.70		0.71	4.64
12/31/23	18.34	0.89	4.21	5.10	—		—	23.44	27.81	281,767	83	0.71		0.71	4.29
12/31/22	23.97	0.47	(6.10)	(5.63)	—		—	18.34	(23.49)	256,288	79	0.70		0.70	2.28
12/31/21	19.27	0.24	4.46	4.70	—		—	23.97	24.39	628,818	113	0.70		0.70	1.08

JNL/DoubleLine Total Return Fund
Class A
06/30/26	11.62	0.24	(0.19)	0.05	—		—	11.67	0.43	673,337	20	0.83		0.83	4.18
12/31/25	10.80	0.49	0.33	0.82	—		—	11.62	7.59	704,169	29	0.83		0.83	4.34
12/31/24	10.53	0.44	(0.17)	0.27	—		—	10.80	2.56	717,406	75	0.83		0.83	4.15
12/31/23	10.02	0.38	0.13	0.51	—		—	10.53	5.09	747,890	63	0.83		0.83	3.71
12/31/22	11.52	0.34	(1.84)	(1.50)	—		—	10.02	(13.02)	750,065	59	0.82		0.82	3.16
12/31/21	11.57	0.29	(0.34)	(0.05)	—		—	11.52	(0.43)	981,663	103	0.82		0.82	2.50

Class I
06/30/26	11.86	0.26	(0.20)	0.06	—		—	11.92	0.51	984,516	20	0.53		0.53	4.48
12/31/25	10.99	0.53	0.34	0.87	—		—	11.86	7.92	1,084,654	29	0.53		0.53	4.65
12/31/24	10.68	0.48	(0.17)	0.31	—		—	10.99	2.90	1,239,336	75	0.53		0.53	4.45
12/31/23	10.13	0.41	0.14	0.55	—		—	10.68	5.43	1,403,455	63	0.53		0.53	4.02
12/31/22	11.61	0.37	(1.85)	(1.48)	—		—	10.13	(12.75)	1,288,954	59	0.52		0.52	3.48
12/31/21	11.63	0.33	(0.35)	(0.02)	—		—	11.61	(0.17)	1,571,543	103	0.52		0.52	2.80

JNL/Dreyfus Government Money Market Fund
Class A
06/30/26	1.00	0.02	0.00	0.02	(0.02)		—	1.00	1.57	2,410,690	N/A	0.56		0.56	3.15
12/31/25	1.00	0.04	0.00	0.04	(0.04)		—	1.00	3.78	2,323,775	N/A	0.56		0.56	3.72
12/31/24	1.00	0.05	0.00	0.05	(0.05)		—	1.00	4.77	2,543,995	N/A	0.56		0.56	4.67
12/31/23	1.00	0.04	0.00	0.04	(0.04)		—	1.00	4.39	2,719,319	N/A	0.72	(a)	0.56	4.29	(b)
12/31/22	1.00	0.01	(0.01)	0.00	—		—	1.00	0.92	3,038,903	N/A	0.77	(a)	0.56	1.00	(b)
12/31/21	1.00	0.00	0.00	0.00	—		—	1.00	0.00	2,061,601	N/A	0.07		0.56	0.00	(b)

Class I
06/30/26	1.00	0.02	0.00	0.02	(0.02)		—	1.00	1.72	85,042	N/A	0.26		0.26	3.45
12/31/25	1.00	0.04	0.00	0.04	(0.04)		—	1.00	4.09	79,143	N/A	0.26		0.26	4.01
12/31/24	1.00	0.05	0.00	0.05	(0.05)		—	1.00	5.07	70,373	N/A	0.26		0.26	5.02
12/31/23	1.00	0.05	0.00	0.05	(0.05)		—	1.00	4.86	190,232	N/A	0.26		0.26	4.68	(b)
12/31/22	1.00	0.02	(0.02)	0.00	—		—	1.00	1.27	327,084	N/A	0.37	(a)	0.26	2.35	(b)
12/31/21	1.00	0.00	0.00	0.00	(0.00)	(c)	—	1.00	0.04	35,773	N/A	0.07		0.26	0.00	(b)

(a)	Includes payments by the Fund for the Adviser's recapture of previously waived/reimbursed fees.
(b)

The ratios for net investment income (loss) to average net assets without expense waivers or recovery of contractual expense waivers for JNL/Dreyfus Government Money Market Fund for 2021, 2022, and 2023 was (0.49%), 1.21%, and 4.45% respectively, for Class A and (0.19%), 2.46%, and 4.68% respectively, for Class I shares.

(c)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund
Class A
06/30/26	30.60	(0.05)	1.96	1.91	—	—	32.51	6.24	763,340	70		0.94	0.94	(0.32)
12/31/25	28.06	(0.11)	2.65	2.54	—	—	30.60	9.05	793,318	22		0.94	0.94	(0.38)
12/31/24	22.00	(0.06)	6.12	6.06	—	—	28.06	27.55	891,299	16		0.93	0.93	(0.22)
12/31/23	15.22	(0.04)	6.82	6.78	—	—	22.00	44.55	659,013	12		0.94	0.94	(0.19)
12/31/22	22.55	(0.04)	(7.29)	(7.33)	—	—	15.22	(32.51)	376,862	22		0.94	0.94	(0.25)
12/31/21	18.61	(0.07)	4.01	3.94	—	—	22.55	21.17	585,047	17		0.94	0.94	(0.35)

Class I
06/30/26	31.35	0.01	2.00	2.01	—	—	33.36	6.41	573,301	70		0.64	0.64	0.08
12/31/25	28.66	(0.02)	2.71	2.69	—	—	31.35	9.39	582,860	22		0.64	0.64	(0.08)
12/31/24	22.41	0.02	6.23	6.25	—	—	28.66	27.89	726,360	16		0.63	0.63	0.08
12/31/23	15.45	0.02	6.94	6.96	—	—	22.41	45.05	956,680	12		0.64	0.64	0.11
12/31/22	22.83	0.01	(7.39)	(7.38)	—	—	15.45	(32.33)	891,265	22		0.64	0.64	0.07
12/31/21	18.78	(0.01)	4.06	4.05	—	—	22.83	21.57	952,252	17		0.64	0.64	(0.05)

JNL/Fidelity Institutional AM Total Bond Fund
Class A
06/30/26	13.06	0.26	(0.16)	0.10	—	—	13.16	0.77	767,338	17	(a)	0.76	0.77	3.99
12/31/25	12.15	0.54	0.37	0.91	—	—	13.06	7.49	789,232	51	(a)	0.77	0.78	4.25
12/31/24	11.94	0.51	(0.30)	0.21	—	—	12.15	1.76	788,701	52	(a)	0.78	0.78	4.24
12/31/23	11.19	0.47	0.28	0.75	—	—	11.94	6.70	792,977	59	(a)	0.78	0.78	4.10
12/31/22	12.93	0.32	(2.06)	(1.74)	—	—	11.19	(13.46)	760,550	44	(a)	0.79	0.79	2.73
12/31/21	13.02	0.24	(0.33)	(0.09)	—	—	12.93	(0.69)	1,016,621	85	(a)	0.78	0.78	1.84

Class I
06/30/26	13.54	0.29	(0.17)	0.12	—	—	13.66	0.89	662,335	17	(a)	0.46	0.47	4.29
12/31/25	12.57	0.59	0.38	0.97	—	—	13.54	7.72	718,284	51	(a)	0.47	0.48	4.55
12/31/24	12.31	0.56	(0.30)	0.26	—	—	12.57	2.11	722,365	52	(a)	0.48	0.48	4.54
12/31/23	11.50	0.52	0.29	0.81	—	—	12.31	7.04	775,610	59	(a)	0.48	0.48	4.41
12/31/22	13.25	0.38	(2.13)	(1.75)	—	—	11.50	(13.21)	528,377	44	(a)	0.49	0.49	3.19
12/31/21	13.30	0.28	(0.33)	(0.05)	—	—	13.25	(0.38)	269,043	85	(a)	0.48	0.48	2.13

JNL/First Sentier Global Infrastructure Fund
Class A
06/30/26	21.37	0.26	1.67	1.93	—	—	23.30	9.03	451,200	28		1.15	1.15	2.29
12/31/25	18.18	0.43	2.76	3.19	—	—	21.37	17.55	467,230	59		1.16	1.16	2.12
12/31/24	17.21	0.44	0.53	0.97	—	—	18.18	5.64	495,545	47		1.15	1.15	2.48
12/31/23	16.74	0.42	0.05	0.47	—	—	17.21	2.81	564,121	41		1.15	1.15	2.52
12/31/22	17.44	0.31	(1.01)	(0.70)	—	—	16.74	(4.01)	637,347	53		1.15	1.15	1.85
12/31/21	15.44	0.25	1.75	2.00	—	—	17.44	12.95	711,195	48		1.15	1.15	1.52

Class I
06/30/26	21.93	0.30	1.72	2.02	—	—	23.95	9.21	3,706	28		0.85	0.85	2.56
12/31/25	18.59	0.51	2.83	3.34	—	—	21.93	17.97	4,159	59		0.86	0.86	2.46
12/31/24	17.55	0.40	0.64	1.04	—	—	18.59	5.93	4,673	47		0.84	0.85	2.32
12/31/23	17.03	0.48	0.04	0.52	—	—	17.55	3.05	192,430	41		0.85	0.85	2.81
12/31/22	17.69	0.38	(1.04)	(0.66)	—	—	17.03	(3.73)	279,433	53		0.85	0.85	2.17
12/31/21	15.61	0.30	1.78	2.08	—	—	17.69	13.32	318,613	48		0.85	0.85	1.81

(a)

Portfolio turnover including dollar roll transactions for JNL/Fidelity Institutional AM Total Bond Fund was as follows: June 30, 2026: 79%; December 31, 2025: 211%; December 31, 2024: 264%; December 31, 2023: 239%; December 31, 2022: 210%; December 31, 2021: 211%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Franklin Templeton Income Fund
Class A
06/30/26	18.11	0.45	0.74	1.19	—	—	19.30	6.57	1,401,878	19	0.92	0.92	4.80
12/31/25	16.17	0.87	1.07	1.94	—	—	18.11	12.00	1,394,441	37	0.93	0.93	5.10
12/31/24	15.20	0.76	0.21	0.97	—	—	16.17	6.38	1,427,879	40	0.93	0.93	4.82
12/31/23	14.05	0.74	0.41	1.15	—	—	15.20	8.19	1,537,339	34	0.94	0.94	5.15
12/31/22	14.70	0.64	(1.29)	(0.65)	—	—	14.05	(4.42)	1,596,450	69	0.93	0.93	4.52
12/31/21	12.81	0.51	1.38	1.89	—	—	14.70	14.75	1,706,537	37	0.93	0.93	3.65

Class I
06/30/26	17.67	0.47	0.72	1.19	—	—	18.86	6.73	10,342	19	0.62	0.62	5.10
12/31/25	15.74	0.89	1.04	1.93	—	—	17.67	12.26	9,008	37	0.63	0.63	5.40
12/31/24	14.74	0.79	0.21	1.00	—	—	15.74	6.78	7,239	40	0.63	0.63	5.13
12/31/23	13.58	0.76	0.40	1.16	—	—	14.74	8.54	8,320	34	0.64	0.64	5.45
12/31/22	14.18	0.66	(1.26)	(0.60)	—	—	13.58	(4.23)	8,844	69	0.63	0.63	4.86
12/31/21	12.31	0.53	1.34	1.87	—	—	14.18	15.19	7,541	37	0.63	0.63	3.96

JNL/Goldman Sachs 4 Fund(a)
Class A
06/30/26	48.02	0.34	8.15	8.49	—	—	56.51	17.68	5,336,561	16	0.70	0.70	1.33
12/31/25	41.15	0.55	6.32	6.87	—	—	48.02	16.69	4,915,162	47	0.70	0.70	1.26
12/31/24	34.52	0.51	6.12	6.63	—	—	41.15	19.21	5,029,526	52	0.70	0.70	1.31
12/31/23	30.17	0.58	3.77	4.35	—	—	34.52	14.42	5,050,741	59	0.70	0.70	1.84
12/31/22	33.87	0.55	(4.25)	(3.70)	—	—	30.17	(10.92)	5,104,922	52	0.69	0.69	1.79
12/31/21	25.00	0.26	8.61	8.87	—	—	33.87	35.48	6,547,195	88	0.59	0.59	0.87

Class I
06/30/26	49.23	0.42	8.36	8.78	—	—	58.01	17.83	48,263	16	0.40	0.40	1.62
12/31/25	42.06	0.70	6.47	7.17	—	—	49.23	17.05	40,632	47	0.40	0.40	1.56
12/31/24	35.17	0.64	6.25	6.89	—	—	42.06	19.59	35,875	52	0.40	0.40	1.61
12/31/23	30.64	0.69	3.84	4.53	—	—	35.17	14.78	31,267	59	0.40	0.40	2.14
12/31/22	34.31	0.65	(4.32)	(3.67)	—	—	30.64	(10.70)	29,127	52	0.39	0.39	2.10
12/31/21	25.25	0.39	8.67	9.06	—	—	34.31	35.88	33,113	88	0.31	0.31	1.29

(a)	On April 26, 2021, JNL/Goldman Sachs 4 Fund became a Sub-Advised Fund. Prior to April 26, 2021, the fund held affiliated funds selected by the Adviser and was considered a “Fund of Funds.”

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/GQG Emerging Markets Equity Fund
Class A
06/30/26	16.35	0.14	0.53	0.67	—	—	17.02	4.10	418,191	44	1.33	1.33	1.61
12/31/25	14.83	0.28	1.24	1.52	—	—	16.35	10.25	419,071	70	1.33	1.33	1.82
12/31/24	14.12	0.29	0.42	0.71	—	—	14.83	5.03	447,465	92	1.33	1.34	1.87
12/31/23	10.95	0.37	2.80	3.17	—	—	14.12	28.95	365,328	68	1.36	1.37	3.00
12/31/22	14.02	0.63	(3.70)	(3.07)	—	—	10.95	(21.90)	261,237	118	1.36	1.36	5.25
12/31/21	14.35	0.26	(0.59)	(0.33)	—	—	14.02	(2.30)	314,404	115	1.36	1.36	1.79

Class I
06/30/26	16.76	0.17	0.54	0.71	—	—	17.47	4.24	310,353	44	1.03	1.03	1.90
12/31/25	15.15	0.33	1.28	1.61	—	—	16.76	10.63	324,953	70	1.03	1.03	2.11
12/31/24	14.39	0.34	0.42	0.76	—	—	15.15	5.28	434,458	92	1.03	1.04	2.16
12/31/23	11.12	0.41	2.86	3.27	—	—	14.39	29.41	468,337	68	1.06	1.07	3.33
12/31/22	14.20	0.65	(3.73)	(3.08)	—	—	11.12	(21.69)	386,322	118	1.06	1.06	5.37
12/31/21	14.49	0.30	(0.59)	(0.29)	—	—	14.20	(2.00)	625,838	115	1.06	1.06	2.06

JNL/Invesco Small Cap Growth Fund
Class A
06/30/26	40.46	(0.12)	11.62	11.50	—	—	51.96	28.42	1,996,534	64	1.03	1.03	(0.52)
12/31/25	38.11	(0.23)	2.58	2.35	—	—	40.46	6.17	1,565,686	86	1.03	1.03	(0.61)
12/31/24	32.65	(0.19)	5.65	5.46	—	—	38.11	16.72	1,766,933	60	1.03	1.04	(0.54)
12/31/23	29.12	(0.12)	3.65	3.53	—	—	32.65	12.12	1,682,094	64	1.05	1.06	(0.39)
12/31/22	45.01	(0.15)	(15.74)	(15.89)	—	—	29.12	(35.30)	1,563,204	50	1.05	1.06	(0.47)
12/31/21	41.96	(0.33)	3.38	3.05	—	—	45.01	7.27	2,518,255	39	1.05	1.05	(0.73)

Class I
06/30/26	43.03	(0.05)	12.36	12.31	—	—	55.34	28.61	33,791	64	0.73	0.73	(0.22)
12/31/25	40.41	(0.13)	2.75	2.62	—	—	43.03	6.48	22,997	86	0.73	0.73	(0.31)
12/31/24	34.52	(0.09)	5.98	5.89	—	—	40.41	17.06	25,251	60	0.73	0.74	(0.24)
12/31/23	30.69	(0.03)	3.86	3.83	—	—	34.52	12.48	22,082	64	0.75	0.76	(0.08)
12/31/22	47.30	(0.06)	(16.55)	(16.61)	—	—	30.69	(35.12)	16,466	50	0.75	0.76	(0.18)
12/31/21	43.97	(0.19)	3.52	3.33	—	—	47.30	7.57	26,500	39	0.75	0.75	(0.41)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/JPMorgan Hedged Equity Fund
Class A
06/30/26	17.94	0.02	(0.38)	(0.36)	—	—	17.58	(2.01)	759,618	15	0.95	(a)	0.95	(a)	0.24
12/31/25	16.76	0.05	1.13	1.18	—	—	17.94	7.04	847,607	30	0.96	(a)	0.96	(a)	0.28
12/31/24	14.22	0.06	2.48	2.54	—	—	16.76	17.86	872,711	30	0.96	(a)	0.96	(a)	0.41
12/31/23	12.29	0.09	1.84	1.93	—	—	14.22	15.70	766,593	34	0.96	(a)	0.96	(a)	0.64
12/31/22	13.47	0.07	(1.21)	(1.14)	(0.04)	—	12.29	(8.44)	619,218	32	0.96	(a)	0.96	(a)	0.59
12/31/21	12.00	0.05	1.50	1.55	(0.08)	—	13.47	12.94	534,969	42	0.97	(a)	0.97	(a)	0.40

Class I
06/30/26	18.26	0.05	(0.40)	(0.35)	—	—	17.91	(1.92)	31,867	15	0.65	(a)	0.65	(a)	0.54
12/31/25	17.00	0.10	1.16	1.26	—	—	18.26	7.41	35,004	30	0.66	(a)	0.66	(a)	0.58
12/31/24	14.38	0.11	2.51	2.62	—	—	17.00	18.22	35,741	30	0.66	(a)	0.66	(a)	0.70
12/31/23	12.40	0.13	1.85	1.98	—	—	14.38	15.97	117,752	34	0.66	(a)	0.66	(a)	0.94
12/31/22	13.57	0.11	(1.21)	(1.10)	(0.07)	—	12.40	(8.12)	115,941	32	0.66	(a)	0.66	(a)	0.85
12/31/21	12.07	0.09	1.51	1.60	(0.10)	—	13.57	13.26	151,324	42	0.67	(a)	0.67	(a)	0.69

JNL/JPMorgan MidCap Growth Fund
Class A
06/30/26	75.30	(0.17)	8.34	8.17	—	—	83.47	10.85	3,234,594	55	0.89		0.89		(0.44)
12/31/25	69.67	(0.27)	5.90	5.63	—	—	75.30	8.08	3,073,696	69	0.89		0.89		(0.37)
12/31/24	61.05	(0.25)	8.87	8.62	—	—	69.67	14.12	3,107,074	56	0.89		0.89		(0.38)
12/31/23	49.55	(0.16)	11.66	11.50	—	—	61.05	23.21	2,921,347	50	0.90		0.90		(0.29)
12/31/22	67.95	(0.21)	(18.19)	(18.40)	—	—	49.55	(27.08)	2,372,487	38	0.89		0.89		(0.39)
12/31/21	61.20	(0.33)	7.08	6.75	—	—	67.95	11.03	3,526,344	44	0.88		0.88		(0.50)

Class I
06/30/26	79.19	(0.06)	8.79	8.73	—	—	87.92	11.02	335,993	55	0.59		0.59		(0.14)
12/31/25	73.05	(0.06)	6.20	6.14	—	—	79.19	8.41	328,946	69	0.59		0.59		(0.08)
12/31/24	63.82	(0.06)	9.29	9.23	—	—	73.05	14.46	198,543	56	0.59		0.59		(0.09)
12/31/23	51.64	0.00	12.18	12.18	—	—	63.82	23.59	321,948	50	0.60		0.60		0.00
12/31/22	70.61	(0.05)	(18.92)	(18.97)	—	—	51.64	(26.87)	292,605	38	0.59		0.59		(0.09)
12/31/21	63.41	(0.14)	7.34	7.20	—	—	70.61	11.35	456,403	44	0.58		0.58		(0.21)

(a)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/JPMorgan Hedged Equity Fund were as follows: Class A: June 30, 2026: 0.95%, 0.95% December 31, 2025: 0.95%, 0.95% December 31, 2024: 0.95%, 0.95% December 31, 2023: 0.95%, 0.95% December 31, 2022: 0.95%, 0.95% December 31, 2021: 0.96%, 0.96% Class I: June 30, 2026: 0.65%, 0.65% December 31, 2025: 0.65%, 0.65% December 31, 2024: 0.65%, 0.65% December 31, 2023: 0.65%, 0.65% December 31, 2022: 0.65%, 0.65% December 31, 2021: 0.66%, 0.66%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/JPMorgan Nasdaq Hedged Equity Fund
Class A
06/30/26		11.21	(0.01)		0.21	0.20	—	—	11.41	1.78	52,102	20	0.99	0.99	(0.21)
12/31/25		10.30	(0.02)		0.93	0.91	—	—	11.21	8.83	44,650	78	0.99	0.99	(0.22)
12/31/24	(a)	10.00	(0.00)	(b)	0.30	0.30	—	—	10.30	3.00	15,170	5	0.99	0.99	(0.06)

Class I
06/30/26		11.24	0.01		0.21	0.22	—	—	11.46	1.96	3,016	20	0.69	0.69	0.10
12/31/25		10.31	0.01		0.92	0.93	—	—	11.24	9.02	2,247	78	0.69	0.69	0.13
12/31/24	(a)	10.00	0.01		0.30	0.31	—	—	10.31	3.10	25,086	5	0.69	0.69	0.25

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A
06/30/26		14.04	0.22		(0.15)	0.07	—	—	14.11	0.50	859,169	48	0.69	0.69	3.11
12/31/25		13.17	0.39		0.48	0.87	—	—	14.04	6.61	892,892	31	0.69	0.69	2.84
12/31/24		13.02	0.35		(0.20)	0.15	—	—	13.17	1.15	896,891	4	0.69	0.69	2.69
12/31/23		12.50	0.32		0.20	0.52	—	—	13.02	4.16	923,496	13	0.68	0.68	2.52
12/31/22		14.15	0.21		(1.86)	(1.65)	—	—	12.50	(11.66)	931,244	19	0.69	0.69	1.62
12/31/21		14.46	0.17		(0.48)	(0.31)	—	—	14.15	(2.14)	1,250,857	10	0.68	0.68	1.21

Class I
06/30/26		15.08	0.26		(0.16)	0.10	—	—	15.18	0.66	316,120	48	0.39	0.39	3.41
12/31/25		14.10	0.46		0.52	0.98	—	—	15.08	6.95	343,154	31	0.39	0.39	3.14
12/31/24		13.91	0.42		(0.23)	0.19	—	—	14.10	1.37	387,915	4	0.39	0.39	2.97
12/31/23		13.31	0.38		0.22	0.60	—	—	13.91	4.51	663,594	13	0.38	0.38	2.82
12/31/22		15.02	0.27		(1.98)	(1.71)	—	—	13.31	(11.38)	672,941	19	0.39	0.39	1.99
12/31/21		15.30	0.23		(0.51)	(0.28)	—	—	15.02	(1.83)	292,136	10	0.38	0.38	1.51

JNL/JPMorgan U.S. Value Fund
Class A
06/30/26		21.03	0.12		2.52	2.64	—	—	23.67	12.55	1,071,451	22	0.89	0.89	1.11
12/31/25		18.47	0.22		2.34	2.56	—	—	21.03	13.86	1,001,711	21	0.89	0.89	1.12
12/31/24		16.10	0.21		2.16	2.37	—	—	18.47	14.72	971,572	21	0.88	0.88	1.19
12/31/23		14.77	0.21		1.12	1.33	—	—	16.10	9.00	951,432	13	0.88	0.88	1.42
12/31/22		15.22	0.20		(0.65)	(0.45)	—	—	14.77	(2.96)	980,669	14	0.89	0.89	1.36
12/31/21		11.95	0.15		3.12	3.27	—	—	15.22	27.36	942,693	21	0.89	0.89	1.09

Class I
06/30/26		21.70	0.16		2.60	2.76	—	—	24.46	12.72	343,692	22	0.59	0.59	1.41
12/31/25		19.00	0.28		2.42	2.70	—	—	21.70	14.21	333,806	21	0.59	0.59	1.43
12/31/24		16.51	0.27		2.22	2.49	—	—	19.00	15.08	674,768	21	0.58	0.58	1.49
12/31/23		15.10	0.27		1.14	1.41	—	—	16.51	9.34	676,106	13	0.58	0.58	1.73
12/31/22		15.51	0.24		(0.65)	(0.41)	—	—	15.10	(2.64)	642,669	14	0.59	0.59	1.65
12/31/21		12.14	0.20		3.17	3.37	—	—	15.51	27.76	676,257	21	0.59	0.59	1.38

(a)	The Fund commenced operations on October 21, 2024.
(b)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Loomis Sayles Global Growth Fund
Class A
06/30/26	20.63	0.00	(1.53)	(1.53)	—		—	19.10	(7.42)	1,626,278	16	0.85	0.99	0.02
12/31/25	18.69	(0.05)	3.32	3.27	—		(1.33)	20.63	17.45	525,460	14	1.01	1.01	(0.25)
12/31/24	15.57	(0.03)	3.54	3.51	(0.01)		(0.38)	18.69	22.45	444,819	10	1.00	1.00	(0.20)
12/31/23	11.80	(0.01)	4.29	4.28	(0.01)		(0.50)	15.57	36.41	429,939	16	1.01	1.01	(0.05)
12/31/22	16.00	0.01	(4.21)	(4.20)	(0.00)	(a)	—	11.80	(26.25)	303,107	21	1.00	1.00	0.05
12/31/21	15.47	(0.03)	0.90	0.87	—		(0.34)	16.00	5.61	438,686	10	1.01	1.01	(0.20)

Class I
06/30/26	21.03	0.03	(1.56)	(1.53)	—		—	19.50	(7.28)	379,239	16	0.62	0.70	0.34
12/31/25	18.97	0.01	3.38	3.39	—		(1.33)	21.03	17.83	427,590	14	0.71	0.71	0.05
12/31/24	15.79	0.02	3.60	3.62	(0.06)		(0.38)	18.97	22.82	300,665	10	0.70	0.70	0.10
12/31/23	11.96	0.04	4.33	4.37	(0.04)		(0.50)	15.79	36.76	278,343	16	0.71	0.71	0.28
12/31/22	16.16	0.05	(4.24)	(4.19)	(0.01)		—	11.96	(25.97)	224,270	21	0.70	0.70	0.39
12/31/21	15.59	0.02	0.89	0.91	—		(0.34)	16.16	5.82	464,891	10	0.71	0.71	0.10

JNL/Lord Abbett Short Duration Income Fund
Class A
06/30/26	10.07	0.21	(0.12)	0.09	—		—	10.16	0.89	484,047	54	0.80	0.80	4.26
12/31/25	9.96	0.48	0.10	0.58	(0.47)		—	10.07	5.84	499,248	96	0.80	0.80	4.65
12/31/24	10.10	0.48	0.03	0.51	(0.65)		—	9.96	5.10	439,621	79	0.80	0.80	4.71
12/31/23	9.87	0.43	0.10	0.53	(0.30)		—	10.10	5.38	415,444	60	0.80	0.80	4.26
12/31/22	10.45	0.22	(0.74)	(0.52)	(0.05)		(0.01)	9.87	(4.95)	366,580	99	0.80	0.80	2.21
12/31/21	10.45	0.10	(0.06)	0.04	(0.03)		(0.01)	10.45	0.33	264,463	108	0.81	0.81	0.93

Class I
06/30/26	10.15	0.23	(0.13)	0.10	—		—	10.25	0.99	137,742	54	0.50	0.50	4.56
12/31/25	10.02	0.51	0.12	0.63	(0.50)		—	10.15	6.28	212,572	96	0.50	0.50	4.95
12/31/24	10.16	0.52	0.02	0.54	(0.68)		—	10.02	5.35	231,924	79	0.50	0.50	4.99
12/31/23	9.92	0.46	0.10	0.56	(0.32)		—	10.16	5.70	327,473	60	0.50	0.50	4.50
12/31/22	10.50	0.26	(0.76)	(0.50)	(0.07)		(0.01)	9.92	(4.73)	763,146	99	0.50	0.50	2.55
12/31/21	10.47	0.13	(0.06)	0.07	(0.03)		(0.01)	10.50	0.68	502,495	108	0.51	0.51	1.21

(a)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Communication Services Sector Fund
Class A
06/30/26	34.72	0.01	(0.21)	(0.20)	—	—	34.52	(0.58)	892,434	23	0.64	0.64	0.05
12/31/25	26.11	0.06	8.55	8.61	—	—	34.72	32.98	1,112,033	37	0.64	0.64	0.21
12/31/24	18.86	0.08	7.17	7.25	—	—	26.11	38.44	857,012	33	0.65	0.65	0.34
12/31/23	12.28	0.05	6.53	6.58	—	—	18.86	53.58	526,757	12	0.65	0.65	0.29
12/31/22	20.93	0.04	(8.69)	(8.65)	—	—	12.28	(41.33)	163,074	9	0.66	0.66	0.28
12/31/21	18.10	0.02	2.81	2.83	—	—	20.93	15.64	351,276	23	0.65	0.65	0.11

Class I
06/30/26	33.10	0.07	(0.20)	(0.13)	—	—	32.97	(0.39)	14,536	23	0.29	0.34	0.41
12/31/25	24.80	0.16	8.14	8.30	—	—	33.10	33.47	17,986	37	0.29	0.34	0.56
12/31/24	17.86	0.15	6.79	6.94	—	—	24.80	38.86	14,100	33	0.30	0.35	0.69
12/31/23	11.58	0.11	6.17	6.28	—	—	17.86	54.23	9,210	12	0.30	0.35	0.71
12/31/22	19.67	0.09	(8.18)	(8.09)	—	—	11.58	(41.13)	3,249	9	0.31	0.36	0.61
12/31/21	16.96	0.10	2.61	2.71	—	—	19.67	15.98	5,855	23	0.30	0.35	0.50

JNL/Mellon Consumer Discretionary Sector Fund
Class A
06/30/26	53.31	0.03	(0.66)	(0.63)	—	—	52.68	(1.18)	1,176,414	2	0.64	0.64	0.10
12/31/25	50.74	0.11	2.46	2.57	—	—	53.31	5.06	1,306,785	18	0.64	0.64	0.22
12/31/24	40.69	0.15	9.90	10.05	—	—	50.74	24.70	1,542,796	8	0.64	0.64	0.34
12/31/23	29.36	0.15	11.18	11.33	—	—	40.69	38.59	1,552,851	15	0.64	0.64	0.43
12/31/22	45.83	0.12	(16.59)	(16.47)	—	—	29.36	(35.94)	1,091,635	13	0.64	0.64	0.34
12/31/21	37.40	0.03	8.40	8.43	—	—	45.83	22.54	2,073,525	25	0.64	0.64	0.06

Class I
06/30/26	55.71	0.12	(0.68)	(0.56)	—	—	55.15	(1.01)	14,066	2	0.29	0.34	0.45
12/31/25	52.84	0.29	2.58	2.87	—	—	55.71	5.43	15,022	18	0.29	0.34	0.56
12/31/24	42.22	0.31	10.31	10.62	—	—	52.84	25.15	17,608	8	0.29	0.34	0.70
12/31/23	30.36	0.27	11.59	11.86	—	—	42.22	39.06	17,283	15	0.29	0.34	0.74
12/31/22	47.23	0.26	(17.13)	(16.87)	—	—	30.36	(35.72)	14,734	13	0.29	0.34	0.72
12/31/21	38.41	0.18	8.64	8.82	—	—	47.23	22.96	18,550	25	0.29	0.34	0.42

JNL/Mellon Consumer Staples Sector Fund
Class A
06/30/26	17.54	0.17	1.15	1.32	—	—	18.86	7.53	375,072	25	0.65	0.65	1.78
12/31/25	17.47	0.33	(0.26)	0.07	—	—	17.54	0.40	341,036	37	0.65	0.65	1.84
12/31/24	15.39	0.29	1.79	2.08	—	—	17.47	13.52	378,664	32	0.65	0.65	1.74
12/31/23	15.14	0.29	(0.04)	0.25	—	—	15.39	1.65	383,259	12	0.65	0.65	1.95
12/31/22	15.64	0.27	(0.77)	(0.50)	—	—	15.14	(3.20)	558,649	15	0.65	0.65	1.79
12/31/21	13.45	0.24	1.95	2.19	—	—	15.64	16.28	263,522	29	0.66	0.66	1.71

Class I
06/30/26	18.04	0.21	1.18	1.39	—	—	19.43	7.71	8,989	25	0.30	0.35	2.13
12/31/25	17.90	0.40	(0.26)	0.14	—	—	18.04	0.78	9,364	37	0.30	0.35	2.20
12/31/24	15.72	0.36	1.82	2.18	—	—	17.90	13.87	8,261	32	0.30	0.35	2.08
12/31/23	15.41	0.35	(0.04)	0.31	—	—	15.72	2.01	9,128	12	0.30	0.35	2.29
12/31/22	15.86	0.33	(0.78)	(0.45)	—	—	15.41	(2.84)	13,764	15	0.30	0.35	2.18
12/31/21	13.59	0.30	1.97	2.27	—	—	15.86	16.70	4,259	29	0.31	0.36	2.07

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Dow Index Fund
Class A
06/30/26	60.27	0.31	5.45	5.76	—	—	66.03	9.56	1,321,663	5	0.65	0.65	1.03
12/31/25	52.79	0.59	6.89	7.48	—	—	60.27	14.17	1,283,294	0	0.65	0.65	1.07
12/31/24	46.22	0.61	5.96	6.57	—	—	52.79	14.21	1,275,080	11	0.65	0.65	1.22
12/31/23	40.04	0.63	5.55	6.18	—	—	46.22	15.43	1,260,234	0	0.65	0.65	1.52
12/31/22	43.27	0.57	(3.80)	(3.23)	—	—	40.04	(7.46)	1,226,966	1	0.65	0.65	1.43
12/31/21	36.01	0.47	6.79	7.26	—	—	43.27	20.16	1,421,801	0	0.65	0.65	1.16

Class I
06/30/26	62.05	0.43	5.61	6.04	—	—	68.09	9.73	25,456	5	0.30	0.35	1.38
12/31/25	54.16	0.81	7.08	7.89	—	—	62.05	14.57	25,139	0	0.30	0.35	1.42
12/31/24	47.25	0.80	6.11	6.91	—	—	54.16	14.62	25,336	11	0.30	0.35	1.57
12/31/23	40.79	0.79	5.67	6.46	—	—	47.25	15.84	26,071	0	0.30	0.35	1.87
12/31/22	43.93	0.72	(3.86)	(3.14)	—	—	40.79	(7.15)	23,124	1	0.30	0.35	1.79
12/31/21	36.43	0.62	6.88	7.50	—	—	43.93	20.59	24,182	0	0.30	0.35	1.51

JNL/Mellon Energy Sector Fund
Class A
06/30/26	40.46	0.53	7.38	7.91	—	—	48.37	19.55	1,758,909	19	0.63	0.63	2.13
12/31/25	37.87	1.05	1.54	2.59	—	—	40.46	6.84	1,442,032	9	0.64	0.64	2.70
12/31/24	35.74	0.97	1.16	2.13	—	—	37.87	5.96	1,652,675	11	0.64	0.64	2.52
12/31/23	36.19	0.99	(1.44)	(0.45)	—	—	35.74	(1.24)	1,938,729	4	0.63	0.63	2.78
12/31/22	22.43	1.07	12.69	13.76	—	—	36.19	61.35	2,893,112	27	0.64	0.64	3.35
12/31/21	14.50	0.74	7.19	7.93	—	—	22.43	54.69	1,380,863	30	0.64	0.64	3.69

Class I
06/30/26	42.19	0.65	7.68	8.33	—	—	50.52	19.74	25,581	19	0.28	0.33	2.51
12/31/25	39.34	1.23	1.62	2.85	—	—	42.19	7.24	20,818	9	0.29	0.34	3.03
12/31/24	37.00	1.15	1.19	2.34	—	—	39.34	6.32	25,393	11	0.29	0.34	2.87
12/31/23	37.33	1.15	(1.48)	(0.33)	—	—	37.00	(0.88)	26,510	4	0.28	0.33	3.13
12/31/22	23.06	1.22	13.05	14.27	—	—	37.33	61.88	32,566	27	0.29	0.34	3.71
12/31/21	14.86	0.84	7.36	8.20	—	—	23.06	55.18	14,211	30	0.29	0.34	4.03

JNL/Mellon Financial Sector Fund
Class A
06/30/26	28.93	0.17	(0.45)	(0.28)	—	—	28.65	(0.97)	1,352,567	5	0.64	0.64	1.23
12/31/25	24.90	0.25	3.78	4.03	—	—	28.93	16.18	1,515,337	10	0.64	0.64	0.95
12/31/24	19.10	0.25	5.55	5.80	—	—	24.90	30.37	1,508,985	14	0.64	0.64	1.13
12/31/23	16.55	0.24	2.31	2.55	—	—	19.10	15.41	1,260,130	3	0.64	0.64	1.45
12/31/22	19.00	0.22	(2.67)	(2.45)	—	—	16.55	(12.89)	1,352,012	16	0.64	0.64	1.30
12/31/21	14.69	0.21	4.10	4.31	—	—	19.00	29.34	1,628,528	28	0.64	0.64	1.14

Class I
06/30/26	29.74	0.22	(0.45)	(0.23)	—	—	29.51	(0.77)	24,035	5	0.29	0.34	1.58
12/31/25	25.51	0.36	3.87	4.23	—	—	29.74	16.58	27,056	10	0.29	0.34	1.30
12/31/24	19.50	0.33	5.68	6.01	—	—	25.51	30.82	25,565	14	0.29	0.34	1.48
12/31/23	16.84	0.31	2.35	2.66	—	—	19.50	15.80	20,475	3	0.29	0.34	1.80
12/31/22	19.26	0.28	(2.70)	(2.42)	—	—	16.84	(12.56)	20,436	16	0.29	0.34	1.64
12/31/21	14.84	0.27	4.15	4.42	—	—	19.26	29.78	23,731	28	0.29	0.34	1.46

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Healthcare Sector Fund
Class A
06/30/26	50.30	0.24	1.67	1.91	—	—	52.21	3.80	2,640,740	2	0.63	0.63	0.97
12/31/25	43.94	0.47	5.89	6.36	—	—	50.30	14.47	2,769,463	4	0.63	0.63	1.03
12/31/24	43.07	0.42	0.45	0.87	—	—	43.94	2.02	2,887,872	3	0.63	0.63	0.91
12/31/23	42.39	0.41	0.27	0.68	—	—	43.07	1.60	3,291,512	4	0.63	0.63	0.99
12/31/22	44.99	0.36	(2.96)	(2.60)	—	—	42.39	(5.78)	3,665,432	3	0.63	0.63	0.87
12/31/21	37.43	0.29	7.27	7.56	—	—	44.99	20.20	4,262,922	10	0.63	0.63	0.71

Class I
06/30/26	51.83	0.33	1.73	2.06	—	—	53.89	3.97	37,205	2	0.28	0.33	1.33
12/31/25	45.12	0.64	6.07	6.71	—	—	51.83	14.87	36,353	4	0.28	0.33	1.38
12/31/24	44.07	0.60	0.45	1.05	—	—	45.12	2.38	34,544	3	0.28	0.33	1.26
12/31/23	43.23	0.56	0.28	0.84	—	—	44.07	1.94	35,552	4	0.28	0.33	1.34
12/31/22	45.71	0.51	(2.99)	(2.48)	—	—	43.23	(5.43)	36,655	3	0.28	0.33	1.22
12/31/21	37.90	0.44	7.37	7.81	—	—	45.71	20.61	37,075	10	0.28	0.33	1.06

JNL/Mellon Industrials Sector Fund
Class A
06/30/26	24.42	0.06	5.85	5.91	—	—	30.33	24.20	727,406	17	0.65	0.65	0.45
12/31/25	20.68	0.15	3.59	3.74	—	—	24.42	18.09	375,718	21	0.65	0.65	0.65
12/31/24	17.87	0.17	2.64	2.81	—	—	20.68	15.72	275,792	30	0.66	0.66	0.88
12/31/23	14.88	0.17	2.82	2.99	—	—	17.87	20.09	219,737	32	0.66	0.66	1.09
12/31/22	16.30	0.14	(1.56)	(1.42)	—	—	14.88	(8.71)	183,611	24	0.66	0.66	0.97
12/31/21	13.48	0.10	2.72	2.82	—	—	16.30	20.92	241,085	37	0.66	0.66	0.68

Class I
06/30/26	25.12	0.11	6.03	6.14	—	—	31.26	24.44	17,529	17	0.30	0.35	0.77
12/31/25	21.20	0.23	3.69	3.92	—	—	25.12	18.49	10,017	21	0.30	0.35	0.99
12/31/24	18.26	0.25	2.69	2.94	—	—	21.20	16.10	8,531	30	0.31	0.36	1.24
12/31/23	15.15	0.23	2.88	3.11	—	—	18.26	20.53	5,429	32	0.31	0.36	1.44
12/31/22	16.53	0.20	(1.58)	(1.38)	—	—	15.15	(8.35)	5,193	24	0.31	0.36	1.34
12/31/21	13.62	0.16	2.75	2.91	—	—	16.53	21.37	4,772	37	0.31	0.36	1.02

JNL/Mellon Information Technology Sector Fund
Class A
06/30/26	75.20	(0.01)	14.95	14.94	—	—	90.14	19.87	8,446,685	3	0.61	0.61	(0.03)
12/31/25	62.29	(0.01)	12.92	12.91	—	—	75.20	20.73	7,499,440	25	0.61	0.61	(0.01)
12/31/24	46.05	0.02	16.22	16.24	—	—	62.29	35.27	7,041,180	19	0.61	0.61	0.03
12/31/23	29.11	0.10	16.84	16.94	—	—	46.05	58.19	5,572,091	8	0.62	0.62	0.25
12/31/22	42.80	0.10	(13.79)	(13.69)	—	—	29.11	(31.99)	3,475,561	9	0.62	0.62	0.31
12/31/21	32.13	0.07	10.60	10.67	—	—	42.80	33.21	5,983,103	22	0.62	0.62	0.19

Class I
06/30/26	78.70	0.13	15.67	15.80	—	—	94.50	20.08	147,856	3	0.26	0.31	0.32
12/31/25	64.96	0.24	13.50	13.74	—	—	78.70	21.15	133,881	25	0.26	0.31	0.34
12/31/24	47.86	0.22	16.88	17.10	—	—	64.96	35.73	124,880	19	0.26	0.31	0.38
12/31/23	30.14	0.24	17.48	17.72	—	—	47.86	58.79	87,895	8	0.27	0.32	0.60
12/31/22	44.17	0.23	(14.26)	(14.03)	—	—	30.14	(31.76)	53,514	9	0.27	0.32	0.67
12/31/21	33.04	0.20	10.93	11.13	—	—	44.17	33.69	84,968	22	0.27	0.32	0.54

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Materials Sector Fund
Class A
06/30/26	18.31	0.08	2.04	2.12	—	—	20.43	11.58	341,108	32	0.65	0.65	0.75
12/31/25	16.00	0.17	2.14	2.31	—	—	18.31	14.44	156,949	35	0.67	0.67	1.01
12/31/24	16.38	0.16	(0.54)	(0.38)	—	—	16.00	(2.32)	135,311	24	0.67	0.67	0.94
12/31/23	14.34	0.18	1.86	2.04	—	—	16.38	14.23	173,262	33	0.67	0.67	1.19
12/31/22	16.28	0.19	(2.13)	(1.94)	—	—	14.34	(11.92)	187,042	46	0.66	0.66	1.34
12/31/21	12.68	0.16	3.44	3.60	—	—	16.28	28.39	193,535	70	0.67	0.67	1.07

Class I
06/30/26	18.83	0.11	2.11	2.22	—	—	21.05	11.79	7,646	32	0.30	0.35	1.07
12/31/25	16.39	0.24	2.20	2.44	—	—	18.83	14.89	5,257	35	0.32	0.37	1.37
12/31/24	16.73	0.23	(0.57)	(0.34)	—	—	16.39	(2.03)	3,924	24	0.32	0.37	1.30
12/31/23	14.60	0.24	1.89	2.13	—	—	16.73	14.59	4,591	33	0.32	0.37	1.53
12/31/22	16.51	0.24	(2.15)	(1.91)	—	—	14.60	(11.57)	4,829	46	0.31	0.36	1.61
12/31/21	12.82	0.21	3.48	3.69	—	—	16.51	28.78	6,415	70	0.32	0.37	1.41

JNL/Mellon Nasdaq 100 Index Fund
Class A
06/30/26	91.15	0.03	18.14	18.17	—	—	109.32	19.93	10,676,316	7	0.63	0.63	0.06
12/31/25	75.78	0.09	15.28	15.37	—	—	91.15	20.28	9,267,094	11	0.63	0.63	0.11
12/31/24	60.58	0.15	15.05	15.20	—	—	75.78	25.09	8,200,926	9	0.64	0.64	0.22
12/31/23	39.28	0.19	21.11	21.30	—	—	60.58	54.23	7,130,051	22	0.64	0.64	0.37
12/31/22	58.47	0.12	(19.31)	(19.19)	—	—	39.28	(32.82)	4,276,647	8	0.65	0.65	0.27
12/31/21	46.15	0.02	12.30	12.32	—	—	58.47	26.70	6,826,247	10	0.64	0.64	0.04

Class I
06/30/26	61.35	0.13	12.23	12.36	—	—	73.71	20.15	525,318	7	0.28	0.33	0.41
12/31/25	50.83	0.24	10.28	10.52	—	—	61.35	20.70	446,998	11	0.28	0.33	0.44
12/31/24	40.49	0.26	10.08	10.34	—	—	50.83	25.54	153,782	9	0.29	0.34	0.57
12/31/23	26.17	0.25	14.07	14.32	—	—	40.49	54.72	129,498	22	0.29	0.34	0.72
12/31/22	38.81	0.19	(12.83)	(12.64)	—	—	26.17	(32.57)	77,284	8	0.30	0.35	0.62
12/31/21	30.52	0.14	8.15	8.29	—	—	38.81	27.16	124,040	10	0.29	0.34	0.39

JNL/Mellon Real Estate Sector Fund
Class A
06/30/26	14.41	0.24	1.32	1.56	—	—	15.97	10.83	204,766	10	0.66	0.66	3.17
12/31/25	13.94	0.37	0.10	0.47	—	—	14.41	3.37	184,279	12	0.66	0.66	2.60
12/31/24	13.36	0.34	0.24	0.58	—	—	13.94	4.34	192,026	18	0.66	0.66	2.49
12/31/23	12.04	0.34	0.98	1.32	—	—	13.36	10.96	177,753	15	0.67	0.67	2.81
12/31/22	16.29	0.28	(4.53)	(4.25)	—	—	12.04	(26.09)	174,079	32	0.66	0.66	2.05
12/31/21	11.74	0.20	4.35	4.55	—	—	16.29	38.76	249,641	36	0.66	0.66	1.41

Class I
06/30/26	14.77	0.27	1.36	1.63	—	—	16.40	11.04	9,910	10	0.31	0.36	3.51
12/31/25	14.24	0.43	0.10	0.53	—	—	14.77	3.72	9,031	12	0.31	0.36	2.95
12/31/24	13.60	0.39	0.25	0.64	—	—	14.24	4.71	11,555	18	0.31	0.36	2.84
12/31/23	12.21	0.39	1.00	1.39	—	—	13.60	11.38	11,728	15	0.32	0.37	3.16
12/31/22	16.46	0.34	(4.59)	(4.25)	—	—	12.21	(25.82)	11,384	32	0.31	0.36	2.45
12/31/21	11.82	0.26	4.38	4.64	—	—	16.46	39.26	15,651	36	0.31	0.36	1.81

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon S&P 500 Index Fund
Class A
06/30/26	54.49	0.20	5.22	5.42	—	—	59.91	9.95	18,133,175	2	0.51	0.51	0.72
12/31/25	46.46	0.39	7.64	8.03	—	—	54.49	17.28	17,086,314	3	0.52	0.52	0.78
12/31/24	37.35	0.38	8.73	9.11	—	—	46.46	24.39	15,393,471	2	0.52	0.52	0.89
12/31/23	29.72	0.40	7.23	7.63	—	—	37.35	25.67	13,151,310	3	0.52	0.52	1.19
12/31/22	36.48	0.36	(7.12)	(6.76)	—	—	29.72	(18.53)	10,650,597	3	0.52	0.52	1.13
12/31/21	28.48	0.29	7.71	8.00	—	—	36.48	28.09	13,175,436	3	0.52	0.52	0.90

Class I
06/30/26	57.00	0.32	5.44	5.76	—	—	62.76	10.11	201,234	2	0.21	0.21	1.03
12/31/25	48.46	0.56	7.98	8.54	—	—	57.00	17.62	11,045	3	0.22	0.22	1.08
12/31/24	38.84	0.53	9.09	9.62	—	—	48.46	24.77	9,588	2	0.22	0.22	1.19
12/31/23	30.81	0.51	7.52	8.03	—	—	38.84	26.06	8,985	3	0.22	0.22	1.49
12/31/22	37.70	0.47	(7.36)	(6.89)	—	—	30.81	(18.28)	7,886	3	0.22	0.22	1.43
12/31/21	29.35	0.38	7.97	8.35	—	—	37.70	28.45	9,552	3	0.22	0.22	1.24

JNL/Mellon U.S. Stock Market Index Fund
Class A
06/30/26	28.67	0.09	2.88	2.97	—	—	31.64	10.36	4,842,469	1	0.61	0.61	0.60
12/31/25	24.58	0.17	3.92	4.09	—	—	28.67	16.64	4,828,013	2	0.61	0.61	0.65
12/31/24	19.92	0.17	4.49	4.66	—	—	24.58	23.39	5,061,129	2	0.61	0.61	0.77
12/31/23	15.84	0.18	3.90	4.08	—	—	19.92	25.76	4,934,182	2	0.61	0.61	1.02
12/31/22	19.78	0.17	(4.11)	(3.94)	—	—	15.84	(19.92)	4,521,043	2	0.60	0.60	0.98
12/31/21	15.78	0.13	3.87	4.00	—	—	19.78	25.35	6,594,525	52	0.61	0.61	0.72

Class I
06/30/26	29.42	0.14	2.96	3.10	—	—	32.52	10.54	79,065	1	0.31	0.31	0.90
12/31/25	25.15	0.25	4.02	4.27	—	—	29.42	16.98	74,920	2	0.31	0.31	0.95
12/31/24	20.32	0.25	4.58	4.83	—	—	25.15	23.77	73,247	2	0.31	0.31	1.07
12/31/23	16.11	0.24	3.97	4.21	—	—	20.32	26.13	70,032	2	0.31	0.31	1.33
12/31/22	20.05	0.22	(4.16)	(3.94)	—	—	16.11	(19.65)	59,858	2	0.30	0.30	1.28
12/31/21	15.96	0.19	3.90	4.09	—	—	20.05	25.63	84,430	52	0.30	0.31	1.00

JNL/Mellon Utilities Sector Fund
Class A
06/30/26	25.89	0.29	1.52	1.81	—	—	27.70	6.99	735,159	14	0.64	0.64	2.14
12/31/25	21.82	0.55	3.52	4.07	—	—	25.89	18.65	736,156	28	0.65	0.65	2.22
12/31/24	17.36	0.49	3.97	4.46	—	—	21.82	25.69	551,911	31	0.65	0.65	2.47
12/31/23	18.81	0.48	(1.93)	(1.45)	—	—	17.36	(7.71)	390,888	5	0.65	0.65	2.71
12/31/22	18.66	0.44	(0.29)	0.15	—	—	18.81	0.80	650,159	16	0.65	0.65	2.35
12/31/21	15.98	0.41	2.27	2.68	—	—	18.66	16.77	319,659	16	0.66	0.66	2.44

Class I
06/30/26	26.59	0.34	1.57	1.91	—	—	28.50	7.18	14,461	14	0.29	0.34	2.45
12/31/25	22.34	0.64	3.61	4.25	—	—	26.59	19.02	15,273	28	0.30	0.35	2.56
12/31/24	17.71	0.58	4.05	4.63	—	—	22.34	26.14	13,359	31	0.30	0.35	2.84
12/31/23	19.12	0.55	(1.96)	(1.41)	—	—	17.71	(7.37)	8,497	5	0.30	0.35	3.06
12/31/22	18.89	0.51	(0.28)	0.23	—	—	19.12	1.22	11,735	16	0.30	0.35	2.69
12/31/21	16.13	0.48	2.28	2.76	—	—	18.89	17.11	5,113	16	0.31	0.36	2.79

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon World Index Fund
Class A
06/30/26	53.27	0.32	4.67	4.99	—	—	58.26	9.37	896,355	2	0.64	0.64	1.17
12/31/25	44.10	0.49	8.68	9.17	—	—	53.27	20.79	875,639	16	0.65	0.65	1.00
12/31/24	37.36	0.49	6.25	6.74	—	—	44.10	18.04	439,625	3	0.65	0.65	1.17
12/31/23	30.29	0.49	6.58	7.07	—	—	37.36	23.34	392,947	3	0.65	0.65	1.46
12/31/22	36.96	0.45	(7.12)	(6.67)	—	—	30.29	(18.05)	345,897	2	0.65	0.65	1.41
12/31/21	31.02	0.38	6.17	6.55	(0.43)	(0.18)	36.96	21.17	416,249	8	0.66	0.66	1.11

Class I
06/30/26	54.31	0.43	4.76	5.19	—	—	59.50	9.56	23,739	2	0.29	0.34	1.53
12/31/25	44.81	0.67	8.83	9.50	—	—	54.31	21.20	22,523	16	0.30	0.35	1.35
12/31/24	37.82	0.64	6.35	6.99	—	—	44.81	18.48	11,709	3	0.30	0.35	1.52
12/31/23	30.56	0.61	6.65	7.26	—	—	37.82	23.76	10,354	3	0.30	0.35	1.80
12/31/22	37.16	0.56	(7.16)	(6.60)	—	—	30.56	(17.76)	8,408	2	0.30	0.35	1.76
12/31/21	31.16	0.50	6.21	6.71	(0.53)	(0.18)	37.16	21.59	8,601	8	0.31	0.36	1.43

JNL/MFS Equity Income Fund
Class A
06/30/26	18.98	0.13	1.67	1.80	—	—	20.78	9.48	412,421	111	0.96	0.96	1.28
12/31/25	16.46	0.21	2.31	2.52	—	—	18.98	15.31	399,313	59	0.98	0.98	1.21
12/31/24	14.62	0.21	1.63	1.84	—	—	16.46	12.59	374,044	45	0.98	0.98	1.34
12/31/23	13.47	0.22	0.93	1.15	—	—	14.62	8.54	377,660	45	0.98	0.98	1.61
12/31/22	13.74	0.22	(0.49)	(0.27)	—	—	13.47	(1.97)	421,229	43	0.98	0.98	1.62
12/31/21	11.58	0.20	1.96	2.16	—	—	13.74	18.65	176,180	44	0.98	0.98	1.58

Class I
06/30/26	19.45	0.16	1.72	1.88	—	—	21.33	9.67	417,960	111	0.66	0.66	1.58
12/31/25	16.82	0.27	2.36	2.63	—	—	19.45	15.64	419,681	59	0.68	0.68	1.51
12/31/24	14.90	0.26	1.66	1.92	—	—	16.82	12.89	440,639	45	0.68	0.68	1.65
12/31/23	13.68	0.26	0.96	1.22	—	—	14.90	8.92	657,849	45	0.68	0.68	1.91
12/31/22	13.92	0.26	(0.50)	(0.24)	—	—	13.68	(1.72)	635,461	43	0.68	0.68	1.87
12/31/21	11.69	0.25	1.98	2.23	—	—	13.92	19.08	869,610	44	0.68	0.68	1.92

JNL/MFS Mid Cap Value Fund
Class A
06/30/26	22.05	0.12	2.70	2.82	—	—	24.87	12.79	1,802,957	16	0.95	0.95	1.03
12/31/25	20.80	0.23	1.02	1.25	—	—	22.05	6.01	1,730,442	23	0.95	0.95	1.11
12/31/24	18.26	0.20	2.34	2.54	—	—	20.80	13.91	1,877,044	28	0.95	0.95	0.99
12/31/23	16.26	0.21	1.79	2.00	—	—	18.26	12.30	1,895,682	19	0.95	0.95	1.25
12/31/22	17.87	0.22	(1.83)	(1.61)	—	—	16.26	(9.01)	1,973,870	19	0.95	0.95	1.31
12/31/21	13.69	0.13	4.05	4.18	—	—	17.87	30.53	2,162,629	27	0.95	0.95	0.79

Class I
06/30/26	22.67	0.16	2.78	2.94	—	—	25.61	12.97	184,757	16	0.65	0.65	1.33
12/31/25	21.32	0.31	1.04	1.35	—	—	22.67	6.33	176,993	23	0.65	0.65	1.42
12/31/24	18.67	0.29	2.36	2.65	—	—	21.32	14.19	154,595	28	0.65	0.65	1.37
12/31/23	16.57	0.27	1.83	2.10	—	—	18.67	12.67	48,996	19	0.65	0.65	1.56
12/31/22	18.16	0.27	(1.86)	(1.59)	—	—	16.57	(8.76)	45,649	19	0.65	0.65	1.62
12/31/21	13.87	0.18	4.11	4.29	—	—	18.16	30.93	47,902	27	0.65	0.65	1.11

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Morningstar SMID Moat Focus Index Fund
Class A
06/30/26		11.43	0.05	0.78	0.83	—	—	12.26	7.26	16,990	50	0.77	0.77	0.83
12/31/25		10.76	0.10	0.57	0.67	—	—	11.43	6.23	15,325	108	0.76	0.76	0.90
12/31/24	(a)	10.00	0.12	0.64	0.76	—	—	10.76	7.60	1,785	82	0.76	0.76	1.61

Class I
06/30/26		11.49	0.05	0.80	0.85	—	—	12.34	7.40	1,134	50	0.47	0.47	0.93
12/31/25		10.78	0.12	0.59	0.71	—	—	11.49	6.59	61,269	108	0.46	0.46	1.15
12/31/24	(a)	10.00	0.11	0.67	0.78	—	—	10.78	7.80	124,819	82	0.46	0.46	1.56

JNL/Morningstar U.S. Sustainability Index Fund
Class A
06/30/26		29.87	0.11	2.11	2.22	—	—	32.09	7.43	381,191	10	0.71	0.71	0.72
12/31/25		26.34	0.20	3.33	3.53	—	—	29.87	13.40	405,073	28	0.71	0.71	0.72
12/31/24		21.87	0.19	4.28	4.47	—	—	26.34	20.44	454,087	23	0.71	0.71	0.75
12/31/23		17.37	0.18	4.32	4.50	—	—	21.87	25.91	301,052	28	0.71	0.71	0.94
12/31/22		21.71	0.15	(4.49)	(4.34)	—	—	17.37	(19.99)	218,915	68	0.73	0.73	0.84
12/31/21		16.62	0.12	4.97	5.09	—	—	21.71	30.63	320,580	24	0.76	0.76	0.61

Class I
06/30/26		30.66	0.17	2.17	2.34	—	—	33.00	7.63	20,835	10	0.36	0.41	1.07
12/31/25		26.94	0.31	3.41	3.72	—	—	30.66	13.81	19,589	28	0.36	0.41	1.07
12/31/24		22.30	0.28	4.36	4.64	—	—	26.94	20.81	17,103	23	0.36	0.41	1.10
12/31/23		17.64	0.26	4.40	4.66	—	—	22.30	26.42	14,363	28	0.36	0.41	1.29
12/31/22		21.97	0.22	(4.55)	(4.33)	—	—	17.64	(19.71)	9,841	68	0.38	0.43	1.21
12/31/21		16.76	0.19	5.02	5.21	—	—	21.97	31.09	11,279	24	0.41	0.46	0.97

JNL/Morningstar Wide Moat Index Fund
Class A
06/30/26		10.45	0.04	(0.01)	0.03	—	—	10.48	0.29	555,971	32	0.77	0.77	0.86
12/31/25		12.70	0.13	1.45	1.58	(0.28)	(3.55)	10.45	12.95	634,932	73	0.76	0.76	1.01
12/31/24		12.49	0.14	1.23	1.37	(0.11)	(1.05)	12.70	10.51	766,853	76	0.75	0.75	1.09
12/31/23		9.96	0.11	2.99	3.10	(0.08)	(0.49)	12.49	31.48	881,798	71	0.76	0.76	0.93
12/31/22		14.70	0.11	(2.09)	(1.98)	(0.17)	(2.59)	9.96	(13.80)	380,653	71	0.76	0.76	0.87
12/31/21		13.18	0.15	2.96	3.11	(0.19)	(1.40)	14.70	23.89	392,339	61	0.76	0.76	0.96

Class I
06/30/26		10.67	0.06	(0.01)	0.05	—	—	10.72	0.47	13,639	32	0.47	0.47	1.13
12/31/25		12.91	0.17	1.48	1.65	(0.34)	(3.55)	10.67	13.23	183,847	73	0.46	0.46	1.29
12/31/24		12.66	0.19	1.25	1.44	(0.14)	(1.05)	12.91	10.95	541,184	76	0.45	0.45	1.39
12/31/23		10.08	0.14	3.03	3.17	(0.10)	(0.49)	12.66	31.78	510,357	71	0.46	0.46	1.16
12/31/22		14.83	0.15	(2.11)	(1.96)	(0.20)	(2.59)	10.08	(13.52)	408,289	71	0.46	0.46	1.15
12/31/21		13.26	0.19	2.99	3.18	(0.21)	(1.40)	14.83	24.31	639,557	61	0.46	0.46	1.24

(a)	The Fund commenced operations on April 29, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Neuberger Berman Commodity Strategy Fund
Class A
06/30/26		19.73	0.35	3.10	3.45	—	—	23.18	17.49	67,769	30		0.90	0.90	3.00
12/31/25		16.78	0.67	2.28	2.95	—	—	19.73	17.58	45,185	73		0.90	0.90	3.67
12/31/24		15.79	0.77	0.22	0.99	—	—	16.78	6.27	38,102	103		0.91	0.91	4.69
12/31/23		16.75	0.74	(1.70)	(0.96)	—	—	15.79	(5.73)	41,146	33		0.91	0.91	4.59
12/31/22		13.78	0.20	2.77	2.97	—	—	16.75	21.55	65,072	19		0.91	0.91	1.19
12/31/21		10.62	(0.11)	3.27	3.16	—	—	13.78	29.76	25,559	36		0.90	0.90	(0.86)

Class I
06/30/26		20.14	0.39	3.17	3.56	—	—	23.70	17.68	1	30		0.66	0.66	3.28
12/31/25		17.06	0.76	2.32	3.08	—	—	20.14	18.05	1	73		0.48	0.48	4.06
12/31/24		15.99	0.86	0.21	1.07	—	—	17.06	6.69	1	103		0.61	0.61	5.29
12/31/23		16.92	0.78	(1.71)	(0.93)	—	—	15.99	(5.50)	79,418	33		0.61	0.61	4.77
12/31/22		13.87	0.36	2.69	3.05	—	—	16.92	21.99	317,695	19		0.61	0.61	2.16
12/31/21		10.65	(0.06)	3.28	3.22	—	—	13.87	30.23	1	36		0.60	0.60	(0.46)

JNL/Neuberger Berman Gold Plus Strategy Fund
Class A
06/30/26		21.32	0.31	(2.32)	(2.01)	—	—	19.31	(9.43)	102,047	35		1.11	1.17	2.73
12/31/25		13.11	0.54	7.67	8.21	—	—	21.32	62.62	117,653	66		1.16	1.20	3.18
12/31/24		10.50	0.50	2.11	2.61	—	—	13.11	24.86	52,864	140		1.20	1.20	4.11
12/31/23		9.29	0.38	0.83	1.21	—	—	10.50	13.02	30,926	62		1.20	1.20	3.85
12/31/22	(a)	10.00	0.08	(0.79)	(0.71)	—	—	9.29	(7.10)	16,599	5		1.19	1.19	1.25

Class I
06/30/26		21.57	0.35	(2.35)	(2.00)	—	—	19.57	(9.27)	2	35		0.81	0.91	3.03
12/31/25		13.22	0.60	7.75	8.35	—	—	21.57	63.16	2	66		0.86	0.92	3.49
12/31/24		10.56	0.53	2.13	2.66	—	—	13.22	25.19	1	140		0.91	0.91	4.42
12/31/23		9.32	0.42	0.82	1.24	—	—	10.56	13.30	1	62		0.83	0.83	4.20
12/31/22	(a)	10.00	0.10	(0.78)	(0.68)	—	—	9.32	(6.80)	1	5		0.79	0.79	1.52

JNL/Neuberger Berman Strategic Income Fund
Class A
06/30/26		13.98	0.33	(0.20)	0.13	—	—	14.11	0.93	1,237,233	30	(b)	0.92	0.92	4.70
12/31/25		12.79	0.66	0.53	1.19	—	—	13.98	9.30	982,266	89	(b)	0.94	0.94	4.88
12/31/24		12.12	0.61	0.06	0.67	—	—	12.79	5.53	630,923	67	(b)	0.94	0.94	4.94
12/31/23		11.04	0.54	0.54	1.08	—	—	12.12	9.78	618,751	68	(b)	0.94	0.94	4.76
12/31/22		12.38	0.39	(1.73)	(1.34)	—	—	11.04	(10.82)	562,041	55	(b)	0.94	0.94	3.42
12/31/21		12.06	0.31	0.01	0.32	—	—	12.38	2.65	705,176	68	(b)	0.93	0.93	2.53

Class I
06/30/26		14.35	0.36	(0.20)	0.16	—	—	14.51	1.11	93,014	30	(b)	0.62	0.62	5.00
12/31/25		13.10	0.71	0.54	1.25	—	—	14.35	9.54	93,404	89	(b)	0.64	0.64	5.20
12/31/24		12.37	0.67	0.06	0.73	—	—	13.10	5.90	74,219	67	(b)	0.64	0.64	5.24
12/31/23		11.23	0.59	0.55	1.14	—	—	12.37	10.15	79,998	68	(b)	0.64	0.64	5.06
12/31/22		12.56	0.43	(1.76)	(1.33)	—	—	11.23	(10.59)	83,256	55	(b)	0.64	0.64	3.69
12/31/21		12.19	0.35	0.02	0.37	—	—	12.56	3.04	166,937	68	(b)	0.63	0.63	2.84

(a)	The Fund commenced operations on April 25, 2022.
(b)

Portfolio turnover including dollar roll transactions for JNL/Neuberger Berman Strategic Income Fund was as follows: June 30, 2026: 117%; December 31, 2025: 262%; December 31, 2024: 199%; December 31, 2023: 289%; December 31, 2022: 309%; December 31, 2021: 305%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Newton Equity Income Fund
Class A
06/30/26	39.88	0.30	5.15	5.45	—	—	45.33	13.67	3,466,066	49		0.85		0.85		1.42
12/31/25	33.52	0.46	5.90	6.36	—	—	39.88	18.97	2,907,714	77		0.86		0.86		1.27
12/31/24	28.64	0.49	4.39	4.88	—	—	33.52	17.04	2,160,071	70		0.86		0.87		1.53
12/31/23	25.95	0.40	2.29	2.69	—	—	28.64	10.37	1,738,567	84		0.88		0.88		1.50
12/31/22	25.00	0.37	0.58	0.95	—	—	25.95	3.80	1,715,044	76		0.90		0.90		1.48
12/31/21	18.83	0.28	5.89	6.17	—	—	25.00	32.77	547,497	96		0.91		0.91		1.21

Class I
06/30/26	40.83	0.37	5.28	5.65	—	—	46.48	13.84	966,886	49		0.55		0.55		1.72
12/31/25	34.22	0.58	6.03	6.61	—	—	40.83	19.32	918,325	77		0.56		0.56		1.58
12/31/24	29.14	0.60	4.48	5.08	—	—	34.22	17.43	557,930	70		0.56		0.57		1.84
12/31/23	26.33	0.49	2.32	2.81	—	—	29.14	10.67	162,330	84		0.58		0.58		1.80
12/31/22	25.29	0.53	0.51	1.04	—	—	26.33	4.11	157,541	76		0.60		0.60		2.08
12/31/21	18.99	0.36	5.94	6.30	—	—	25.29	33.18	10,008	96		0.61		0.61		1.53

JNL/PIMCO Income Fund
Class A
06/30/26	13.04	0.31	(0.15)	0.16	—	—	13.20	1.23	1,322,635	14	(a)	0.93	(b)	0.93	(b)	4.85
12/31/25	11.74	0.61	0.69	1.30	—	—	13.04	11.07	1,278,040	19	(a)	0.99	(b)	0.99	(b)	4.90
12/31/24	11.22	0.61	(0.09)	0.52	—	—	11.74	4.63	1,040,912	25	(a)	1.15	(b)	1.15	(b)	5.27
12/31/23	10.34	0.53	0.35	0.88	—	—	11.22	8.51	904,665	532		1.04	(b)	1.04	(b)	4.95
12/31/22	11.25	0.38	(1.29)	(0.91)	—	—	10.34	(8.09)	733,830	407		0.94	(b)	0.94	(b)	3.66
12/31/21	11.03	0.28	(0.06)	0.22	—	—	11.25	1.99	913,625	464		0.93		0.93		2.48

Class I
06/30/26	13.36	0.34	(0.16)	0.18	—	—	13.54	1.35	565,418	14	(a)	0.63	(b)	0.63	(b)	5.14
12/31/25	11.99	0.66	0.71	1.37	—	—	13.36	11.43	609,286	19	(a)	0.69	(b)	0.69	(b)	5.20
12/31/24	11.42	0.65	(0.08)	0.57	—	—	11.99	4.99	472,927	25	(a)	0.85	(b)	0.85	(b)	5.56
12/31/23	10.50	0.57	0.35	0.92	—	—	11.42	8.76	599,169	532		0.74	(b)	0.74	(b)	5.25
12/31/22	11.39	0.42	(1.31)	(0.89)	—	—	10.50	(7.81)	512,658	407		0.64	(b)	0.64	(b)	3.95
12/31/21	11.13	0.31	(0.05)	0.26	—	—	11.39	2.34	787,820	464		0.63		0.63		2.77

JNL/PIMCO Investment Grade Credit Bond Fund
Class A
06/30/26	13.34	0.26	(0.16)	0.10	—	—	13.44	0.75	453,482	15	(c)	0.89	(d)	0.89	(d)	3.92
12/31/25	12.31	0.54	0.49	1.03	—	—	13.34	8.37	468,148	27	(c)	0.85	(d)	0.85	(d)	4.18
12/31/24	11.98	0.47	(0.14)	0.33	—	—	12.31	2.75	478,081	45	(c)	1.16	(d)	1.16	(d)	3.86
12/31/23	11.12	0.41	0.45	0.86	—	—	11.98	7.73	485,483	126		0.84	(d)	0.84	(d)	3.60
12/31/22	13.33	0.36	(2.57)	(2.21)	—	—	11.12	(16.58)	452,278	74		0.81	(d)	0.81	(d)	3.08
12/31/21	13.55	0.35	(0.57)	(0.22)	—	—	13.33	(1.62)	635,066	105		0.73	(d)	0.73	(d)	2.61

Class I
06/30/26	13.61	0.29	(0.16)	0.13	—	—	13.74	0.96	296,288	15	(c)	0.59	(d)	0.59	(d)	4.22
12/31/25	12.52	0.58	0.51	1.09	—	—	13.61	8.71	321,791	27	(c)	0.55	(d)	0.55	(d)	4.47
12/31/24	12.15	0.51	(0.14)	0.37	—	—	12.52	3.05	390,923	45	(c)	0.86	(d)	0.86	(d)	4.17
12/31/23	11.25	0.45	0.45	0.90	—	—	12.15	8.00	398,825	126		0.54	(d)	0.54	(d)	3.89
12/31/22	13.43	0.40	(2.58)	(2.18)	—	—	11.25	(16.23)	479,106	74		0.51	(d)	0.51	(d)	3.37
12/31/21	13.62	0.39	(0.58)	(0.19)	—	—	13.43	(1.40)	1,001,193	105		0.43	(d)	0.43	(d)	2.91

(a)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Income Fund was as follows: June 30, 2026: 333%; December 31, 2025: 657%; December 31, 2024: 642%;
(b)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Income Fund were as follows: Class A: June 30, 2026: 0.93%, 0.93% December 31, 2025: 0.94%, 0.94% December 31, 2024: 0.94%, 0.94% December 31, 2023: 0.95%, 0.95% December 31, 2022: 0.94%, 0.94% Class I: June 30, 2026: 0.63%, 0.63% December 31, 2025: 0.64%, 0.64% December 31, 2024: 0.64%, 0.64% December 31, 2023: 0.65%, 0.65% December 31, 2022: 0.64%, 0.64%

(c)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Investment Grade Credit Bond Fund was as follows: June 30, 2026: 75%; December 31, 2025: 176%; December 31, 2024: 212%;
(d)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Investment Grade Credit Bond Fund were as follows: Class A: June 30, 2026: 0.76%, 0.76% December 31, 2025: 0.75%, 0.75% December 31, 2024: 0.75%, 0.75% December 31, 2023: 0.76%, 0.76% December 31, 2022: 0.74%, 0.74% December 31, 2021: 0.73%, 0.73% Class I: June 30, 2026: 0.46%, 0.46% December 31, 2025: 0.45%, 0.45% December 31, 2024: 0.45%, 0.45% December 31, 2023: 0.46%, 0.46% December 31, 2022: 0.44%, 0.44% December 31, 2021: 0.43%, 0.43%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/PIMCO Real Return Fund
Class A
06/30/26		12.41	0.32	(0.18)	0.14	—	—	12.55	1.13	881,060	7	(a)	2.01	(b)	2.01	(b)	5.19
12/31/25		11.51	0.42	0.48	0.90	—	—	12.41	7.82	921,318	50	(a)	1.68	(b)	1.68	(b)	3.46
12/31/24		11.28	0.38	(0.15)	0.23	—	—	11.51	2.04	921,609	13	(a)	1.34	(b)	1.34	(b)	3.33
12/31/23		10.85	0.41	0.02	0.43	—	—	11.28	3.96	1,043,415	141		1.06	(b)	1.06	(b)	3.69
12/31/22		12.30	0.65	(2.10)	(1.45)	—	—	10.85	(11.79)	1,172,015	39		0.95	(b)	0.95	(b)	5.68
12/31/21		11.67	0.37	0.26	0.63	—	—	12.30	5.40	1,449,465	49		0.81	(b)	0.81	(b)	3.09

Class I
06/30/26		12.81	0.35	(0.19)	0.16	—	—	12.97	1.25	176,802	7	(a)	1.71	(b)	1.71	(b)	5.44
12/31/25		11.85	0.47	0.49	0.96	—	—	12.81	8.10	190,165	50	(a)	1.38	(b)	1.38	(b)	3.75
12/31/24		11.57	0.43	(0.15)	0.28	—	—	11.85	2.42	160,147	13	(a)	1.04	(b)	1.04	(b)	3.68
12/31/23		11.10	0.45	0.02	0.47	—	—	11.57	4.23	360,623	141		0.76	(b)	0.76	(b)	4.00
12/31/22		12.55	0.70	(2.15)	(1.45)	—	—	11.10	(11.55)	364,464	39		0.65	(b)	0.65	(b)	5.99
12/31/21		11.86	0.43	0.26	0.69	—	—	12.55	5.82	467,665	49		0.51	(b)	0.51	(b)	3.56

JNL/PPM America Emerging Markets Debt Fund
Class A
06/30/26	(c)	10.00	0.10	0.04	0.14	—	—	10.14	1.40	50,928	5		0.93		1.08		5.46

Class I
06/30/26	(c)	10.00	0.10	0.05	0.15	—	—	10.15	1.50	186	5		0.62		0.76		5.79

JNL/PPM America High Yield Bond Fund
Class A
06/30/26		18.01	0.61	(0.24)	0.37	—	—	18.38	2.05	1,278,966	39		0.75		0.75		6.80
12/31/25		16.61	1.21	0.19	1.40	—	—	18.01	8.43	1,126,872	70		0.75		0.75		7.04
12/31/24		15.39	1.16	0.06	1.22	—	—	16.61	7.93	1,202,046	79		0.74		0.74		7.25
12/31/23		13.64	0.98	0.77	1.75	—	—	15.39	12.83	1,203,837	58		0.75		0.75		6.84
12/31/22		15.45	0.80	(2.61)	(1.81)	—	—	13.64	(11.72)	1,155,672	49		0.74		0.74		5.65
12/31/21		14.61	0.75	0.09	0.84	—	—	15.45	5.75	1,537,895	62		0.74		0.74		4.95

Class I
06/30/26		21.56	0.77	(0.31)	0.46	—	—	22.02	2.13	238,747	39		0.45		0.45		7.11
12/31/25		19.82	1.51	0.23	1.74	—	—	21.56	8.78	195,186	70		0.45		0.45		7.33
12/31/24		18.31	1.44	0.07	1.51	—	—	19.82	8.25	227,742	79		0.44		0.44		7.54
12/31/23		16.18	1.21	0.92	2.13	—	—	18.31	13.16	206,168	58		0.45		0.45		7.12
12/31/22		18.27	0.99	(3.08)	(2.09)	—	—	16.18	(11.44)	231,880	49		0.44		0.44		5.89
12/31/21		17.22	0.93	0.12	1.05	—	—	18.27	6.10	411,167	62		0.44		0.44		5.26

(a)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was as follows: June 30, 2026: 82%; December 31, 2025: 215%; December 31, 2024: 206%;
(b)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Real Return Fund were as follows: Class A: June 30, 2026: 0.79%, 0.79% December 31, 2025: 0.79%, 0.79% December 31, 2024: 0.79%, 0.79% December 31, 2023: 0.79%, 0.79% December 31, 2022: 0.79%, 0.79% December 31, 2021: 0.79%, 0.79% Class I: June 30, 2026: 0.49%, 0.49% December 31, 2025: 0.49%, 0.49% December 31, 2024: 0.49%, 0.49% December 31, 2023: 0.49%, 0.49% December 31, 2022: 0.49%, 0.49% December 31, 2021: 0.49%, 0.49%

(c)	The Fund commenced operations on April 27, 2026.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/PPM America Investment Grade Credit Fund
Class A
06/30/26		11.16	0.24	(0.17)	0.07	—	—	11.23	0.63	19,815	42		0.83	0.83	4.30
12/31/25		10.41	0.47	0.28	0.75	—	—	11.16	7.20	16,000	70		0.83	0.83	4.32
12/31/24	(a)	10.00	0.31	0.10	0.41	—	—	10.41	4.10	995	47		0.83	0.83	4.39

Class I
06/30/26		11.23	0.26	(0.17)	0.09	—	—	11.32	0.80	155,778	42		0.53	0.53	4.60
12/31/25		10.44	0.51	0.28	0.79	—	—	11.23	7.57	170,478	70		0.53	0.53	4.69
12/31/24	(a)	10.00	0.34	0.10	0.44	—	—	10.44	4.40	294,596	47		0.53	0.53	4.76

JNL/PPM America Total Return Fund
Class A
06/30/26		13.76	0.28	(0.18)	0.10	—	—	13.86	0.73	513,459	48	(b)	0.79	0.79	4.09
12/31/25		12.89	0.55	0.32	0.87	—	—	13.76	6.75	546,258	106	(b)	0.79	0.79	4.11
12/31/24		12.63	0.53	(0.27)	0.26	—	—	12.89	2.06	579,058	88	(b)	0.79	0.79	4.16
12/31/23		11.84	0.43	0.36	0.79	—	—	12.63	6.67	588,245	93	(b)	0.79	0.79	3.59
12/31/22		13.78	0.28	(2.22)	(1.94)	—	—	11.84	(14.08)	544,995	75	(b)	0.78	0.78	2.28
12/31/21		13.94	0.21	(0.37)	(0.16)	—	—	13.78	(1.15)	784,767	105	(b)	0.78	0.78	1.55

Class I
06/30/26		14.02	0.31	(0.19)	0.12	—	—	14.14	0.86	751,164	48	(b)	0.49	0.49	4.39
12/31/25		13.09	0.60	0.33	0.93	—	—	14.02	7.10	817,733	106	(b)	0.49	0.49	4.41
12/31/24		12.79	0.58	(0.28)	0.30	—	—	13.09	2.35	925,440	88	(b)	0.49	0.49	4.46
12/31/23		11.96	0.48	0.35	0.83	—	—	12.79	6.94	1,081,782	93	(b)	0.49	0.49	3.92
12/31/22		13.87	0.32	(2.23)	(1.91)	—	—	11.96	(13.77)	768,233	75	(b)	0.48	0.48	2.58
12/31/21		13.99	0.26	(0.38)	(0.12)	—	—	13.87	(0.86)	1,177,823	105	(b)	0.48	0.48	1.85

JNL/RAFI Fundamental U.S. Small Cap Fund
Class A
06/30/26		10.37	0.06	1.62	1.68	—	—	12.05	16.20	405,044	13		0.67	0.67	1.02
12/31/25		9.71	0.10	0.56	0.66	—	—	10.37	6.80	371,013	26		0.67	0.67	0.99
12/31/24		8.77	0.08	0.86	0.94	—	—	9.71	10.72	401,718	20		0.67	0.67	0.92
12/31/23		7.48	0.09	1.20	1.29	—	—	8.77	17.25	422,736	21		0.67	0.67	1.12
12/31/22		8.70	0.09	(1.31)	(1.22)	—	—	7.48	(14.02)	404,209	21		0.67	0.67	1.10
12/31/21		6.68	0.06	1.96	2.02	—	—	8.70	30.24	534,346	40		0.67	0.67	0.75

Class I
06/30/26		10.32	0.08	1.61	1.69	—	—	12.01	16.38	6,593	13		0.32	0.37	1.37
12/31/25		9.63	0.13	0.56	0.69	—	—	10.32	7.17	5,625	26		0.32	0.37	1.34
12/31/24		8.67	0.12	0.84	0.96	—	—	9.63	11.07	6,304	20		0.32	0.37	1.27
12/31/23		7.37	0.11	1.19	1.30	—	—	8.67	17.64	5,389	21		0.32	0.37	1.47
12/31/22		8.54	0.11	(1.28)	(1.17)	—	—	7.37	(13.70)	5,188	21		0.32	0.37	1.45
12/31/21		6.53	0.09	1.92	2.01	—	—	8.54	30.78	7,080	40		0.32	0.37	1.11

(a)	The Fund commenced operations on April 29, 2024.
(b)

Portfolio turnover including dollar roll transactions for JNL/PPM America Total Return Fund was as follows: June 30, 2026: 56%; December 31, 2025: 108%; December 31, 2024: 95%; December 31, 2023: 122%; December 31, 2022: 97%; December 31, 2021: 146%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/RAFI Multi-Factor U.S. Equity Fund
Class A
06/30/26		28.18	0.18	5.07	5.25	—	—	33.43	18.63	2,241,800	19	0.67	0.67	1.17
12/31/25		24.25	0.34	3.59	3.93	—	—	28.18	16.21	2,048,760	40	0.67	0.67	1.31
12/31/24		20.44	0.29	3.52	3.81	—	—	24.25	18.64	2,115,129	37	0.67	0.67	1.28
12/31/23		18.24	0.32	1.88	2.20	—	—	20.44	12.06	2,118,805	33	0.67	0.67	1.72
12/31/22		19.83	0.30	(1.89)	(1.59)	—	—	18.24	(8.02)	2,174,350	33	0.67	0.67	1.63
12/31/21		15.69	0.21	3.93	4.14	—	—	19.83	26.39	2,725,657	36	0.67	0.67	1.18

Class I
06/30/26		28.76	0.23	5.17	5.40	—	—	34.16	18.78	32,660	19	0.37	0.37	1.47
12/31/25		24.68	0.43	3.65	4.08	—	—	28.76	16.53	28,356	40	0.37	0.37	1.61
12/31/24		20.73	0.37	3.58	3.95	—	—	24.68	19.05	26,445	37	0.37	0.37	1.58
12/31/23		18.44	0.38	1.91	2.29	—	—	20.73	12.42	22,517	33	0.37	0.37	2.02
12/31/22		19.99	0.36	(1.91)	(1.55)	—	—	18.44	(7.75)	21,945	33	0.37	0.37	1.94
12/31/21		15.77	0.27	3.95	4.22	—	—	19.99	26.76	25,867	36	0.37	0.37	1.49

JNL/T. Rowe Price Capital Appreciation Equity Fund
Class A
06/30/26		11.36	0.00	0.83	0.83	—	—	12.19	7.31	462,331	39	0.97	0.99	0.04
12/31/25		9.91	0.01	1.44	1.45	—	—	11.36	14.63	362,737	82	0.99	1.00	0.05
12/31/24	(a)	10.00	0.01	(0.10)	(0.09)	—	—	9.91	(0.90)	72,368	11	1.00	1.00	0.32

Class I
06/30/26		11.40	0.02	0.84	0.86	—	—	12.26	7.54	588,184	39	0.67	0.69	0.32
12/31/25		9.92	0.03	1.45	1.48	—	—	11.40	14.92	599,834	82	0.69	0.70	0.33
12/31/24	(a)	10.00	0.01	(0.09)	(0.08)	—	—	9.92	(0.80)	455,905	11	0.70	0.70	0.45

(a)	The Fund commenced operations on October 21, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/T. Rowe Price Capital Appreciation Fund
Class A
06/30/26	31.13	0.23	1.37	1.60	—	—	32.73	5.14	14,865,875	62	0.94	0.95	1.47
12/31/25	27.93	0.49	2.71	3.20	—	—	31.13	11.46	14,383,701	124	0.95	0.95	1.65
12/31/24	24.87	0.54	2.52	3.06	—	—	27.93	12.30	13,779,730	84	0.95	0.95	2.02
12/31/23	21.00	0.49	3.38	3.87	—	—	24.87	18.43	12,688,769	69	0.95	0.96	2.14
12/31/22	23.85	0.25	(3.10)	(2.85)	—	—	21.00	(11.95)	10,288,548	85	0.96	0.96	1.18
12/31/21	20.23	0.13	3.49	3.62	—	—	23.85	17.89	11,340,946	51	0.96	0.96	0.56

Class I
06/30/26	31.86	0.28	1.41	1.69	—	—	33.55	5.30	436,565	62	0.64	0.65	1.77
12/31/25	28.50	0.58	2.78	3.36	—	—	31.86	11.79	433,777	124	0.65	0.65	1.94
12/31/24	25.30	0.63	2.57	3.20	—	—	28.50	12.65	549,969	84	0.65	0.65	2.33
12/31/23	21.30	0.57	3.43	4.00	—	—	25.30	18.78	665,335	69	0.65	0.66	2.44
12/31/22	24.11	0.32	(3.13)	(2.81)	—	—	21.30	(11.65)	595,286	85	0.66	0.66	1.47
12/31/21	20.40	0.19	3.52	3.71	—	—	24.11	18.19	682,938	51	0.66	0.66	0.87

JNL/T. Rowe Price Growth Stock Fund
Class A
06/30/26	106.03	(0.18)	3.11	2.93	—	—	108.96	2.76	7,892,683	42	0.83	0.83	(0.36)
12/31/25	91.99	(0.40)	14.44	14.04	—	—	106.03	15.26	8,488,899	34	0.83	0.83	(0.42)
12/31/24	70.79	(0.31)	21.51	21.20	—	—	91.99	29.95	8,953,590	34	0.83	0.83	(0.37)
12/31/23	47.82	(0.18)	23.15	22.97	—	—	70.79	48.03	8,171,284	32	0.83	0.83	(0.30)
12/31/22	78.17	(0.23)	(30.12)	(30.35)	—	—	47.82	(38.83)	5,962,625	28	0.83	0.83	(0.40)
12/31/21	68.31	(0.37)	10.23	9.86	—	—	78.17	14.43	10,597,738	29	0.83	0.83	(0.49)

Class I
06/30/26	112.03	(0.03)	3.29	3.26	—	—	115.29	2.91	960,197	42	0.53	0.53	(0.06)
12/31/25	96.90	(0.12)	15.25	15.13	—	—	112.03	15.61	1,027,132	34	0.53	0.53	(0.12)
12/31/24	74.35	(0.06)	22.61	22.55	—	—	96.90	30.33	1,256,024	34	0.53	0.53	(0.07)
12/31/23	50.08	0.00	24.27	24.27	—	—	74.35	48.46	1,310,492	32	0.53	0.53	0.01
12/31/22	81.61	(0.07)	(31.46)	(31.53)	—	—	50.08	(38.63)	1,259,656	28	0.53	0.53	(0.11)
12/31/21	71.10	(0.15)	10.66	10.51	—	—	81.61	14.78	2,717,304	29	0.53	0.53	(0.19)

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A
06/30/26	82.37	(0.12)	7.21	7.09	—	—	89.46	8.61	4,313,073	120	0.95	0.97	(0.29)
12/31/25	79.86	(0.22)	2.73	2.51	—	—	82.37	3.14	4,340,445	33	0.97	0.98	(0.28)
12/31/24	73.15	(0.19)	6.90	6.71	—	—	79.86	9.17	4,922,240	22	0.97	0.97	(0.24)
12/31/23	60.98	(0.09)	12.26	12.17	—	—	73.15	19.96	5,154,807	22	0.98	0.98	(0.13)
12/31/22	78.25	(0.20)	(17.07)	(17.27)	—	—	60.98	(22.07)	4,655,799	22	0.97	0.98	(0.31)
12/31/21	69.30	(0.37)	9.32	8.95	—	—	78.25	12.91	6,664,276	19	0.98	0.98	(0.49)

Class I
06/30/26	88.29	0.00	7.73	7.73	—	—	96.02	8.76	54,809	120	0.65	0.67	0.01
12/31/25	85.34	0.02	2.93	2.95	—	—	88.29	3.46	55,666	33	0.67	0.68	0.03
12/31/24	77.93	0.05	7.36	7.41	—	—	85.34	9.51	216,464	22	0.67	0.67	0.06
12/31/23	64.77	0.12	13.04	13.16	—	—	77.93	20.32	261,383	22	0.68	0.68	0.17
12/31/22	82.86	(0.01)	(18.08)	(18.09)	—	—	64.77	(21.83)	235,328	22	0.67	0.68	(0.01)
12/31/21	73.17	(0.15)	9.84	9.69	—	—	82.86	13.24	329,433	19	0.68	0.68	(0.19)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/T. Rowe Price Short-Term Bond Fund
Class A
06/30/26	11.62	0.22	(0.12)	0.10	—	—	11.72	0.86	1,001,233	63	0.72	0.72	3.87
12/31/25	11.02	0.45	0.15	0.60	—	—	11.62	5.44	1,054,856	103	0.72	0.72	3.99
12/31/24	10.53	0.42	0.07	0.49	—	—	11.02	4.65	1,077,914	109	0.72	0.72	3.94
12/31/23	10.04	0.32	0.17	0.49	—	—	10.53	4.88	1,162,682	70	0.71	0.71	3.15
12/31/22	10.53	0.17	(0.66)	(0.49)	—	—	10.04	(4.65)	1,292,391	94	0.71	0.71	1.72
12/31/21	10.57	0.11	(0.15)	(0.04)	—	—	10.53	(0.38)	1,369,640	77	0.71	0.71	1.00

Class I
06/30/26	11.98	0.25	(0.12)	0.13	—	—	12.11	1.09	30,668	63	0.42	0.42	4.17
12/31/25	11.34	0.50	0.14	0.64	—	—	11.98	5.64	30,066	103	0.42	0.42	4.29
12/31/24	10.79	0.47	0.08	0.55	—	—	11.34	5.10	38,688	109	0.42	0.42	4.24
12/31/23	10.27	0.34	0.18	0.52	—	—	10.79	5.06	35,545	70	0.41	0.41	3.30
12/31/22	10.73	0.22	(0.68)	(0.46)	—	—	10.27	(4.29)	468,649	94	0.41	0.41	2.16
12/31/21	10.74	0.14	(0.15)	(0.01)	—	—	10.73	(0.09)	300,785	77	0.41	0.41	1.30

JNL/T. Rowe Price Value Fund
Class A
06/30/26	31.55	0.14	4.48	4.62	—	—	36.17	14.64	3,212,714	38	0.85	0.86	0.80
12/31/25	28.17	0.28	3.10	3.38	—	—	31.55	12.00	2,954,451	55	0.86	0.87	0.92
12/31/24	24.53	0.27	3.37	3.64	—	—	28.17	14.84	3,045,873	58	0.87	0.87	0.97
12/31/23	21.92	0.29	2.32	2.61	—	—	24.53	11.91	2,985,641	60	0.87	0.87	1.28
12/31/22	24.77	0.25	(3.10)	(2.85)	—	—	21.92	(11.51)	3,003,508	190	0.86	0.86	1.11
12/31/21	19.12	0.13	5.52	5.65	—	—	24.77	29.55	3,453,316	104	0.86	0.86	0.56

Class I
06/30/26	33.75	0.20	4.79	4.99	—	—	38.74	14.79	1,164,754	38	0.55	0.56	1.10
12/31/25	30.04	0.39	3.32	3.71	—	—	33.75	12.35	1,105,487	55	0.56	0.57	1.22
12/31/24	26.08	0.37	3.59	3.96	—	—	30.04	15.18	1,428,457	58	0.57	0.57	1.27
12/31/23	23.23	0.38	2.47	2.85	—	—	26.08	12.27	1,536,298	60	0.57	0.57	1.58
12/31/22	26.18	0.33	(3.28)	(2.95)	—	—	23.23	(11.27)	1,469,019	190	0.56	0.56	1.37
12/31/21	20.15	0.20	5.83	6.03	—	—	26.18	29.93	2,391,289	104	0.56	0.56	0.86

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/WCM Focused International Equity Fund
Class A
06/30/26	16.38	0.04	2.50	2.54	—	—	18.92	15.51		1,201,782	28	1.09		1.09		0.48
12/31/25	14.42	(0.01)	3.08	3.07	(0.06)	(1.05)	16.38	21.41		1,060,329	31	1.10		1.10		(0.04)
12/31/24	13.77	0.01	0.99	1.00	—	(0.35)	14.42	7.10		732,771	38	1.11		1.12		0.04
12/31/23	13.77	0.00	2.16	2.16	—	(2.16)	13.77	16.46		688,564	32	1.12		1.12		0.00
12/31/22	23.45	(0.04)	(6.60)	(6.64)	—	(3.04)	13.77	(28.69)		536,968	28	1.12		1.12		(0.21)
12/31/21	21.69	(0.12)	3.80	3.68	—	(1.92)	23.45	17.08		659,219	22	1.11		1.11		(0.52)

Class I
06/30/26	16.72	0.07	2.55	2.62	—	—	19.34	15.67		1,190,752	28	0.79		0.79		0.78
12/31/25	14.68	0.05	3.14	3.19	(0.10)	(1.05)	16.72	21.85		1,122,882	31	0.80		0.80		0.27
12/31/24	14.01	0.05	1.01	1.06	(0.04)	(0.35)	14.68	7.36		1,031,774	38	0.81		0.82		0.34
12/31/23	13.93	0.05	2.19	2.24	—	(2.16)	14.01	16.85		841,113	32	0.82		0.82		0.31
12/31/22	23.61	0.02	(6.66)	(6.64)	—	(3.04)	13.93	(28.50)		801,996	28	0.82		0.82		0.10
12/31/21	21.76	(0.05)	3.82	3.77	—	(1.92)	23.61	17.44		1,770,361	22	0.81		0.81		(0.21)

JNL/Westchester Capital Event Driven Fund
Class A
06/30/26	14.09	0.04	0.17	0.21	—	—	14.30	1.49		45,816	133	1.50	(a)	1.50	(a)	0.57
12/31/25	13.12	0.26	0.71	0.97	—	—	14.09	7.39	(b)	45,657	291	1.52	(a)	1.52	(a)	1.94
12/31/24	12.52	0.32	0.28	0.60	—	—	13.12	4.79		48,331	250	1.66	(a)	1.66	(a)	2.49
12/31/23	11.76	0.17	0.59	0.76	—	—	12.52	6.46		58,792	297	1.84	(a)	1.84	(a)	1.45
12/31/22	12.16	0.13	(0.53)	(0.40)	—	—	11.76	(3.29)		61,635	213	1.57	(a)	1.57	(a)	1.09
12/31/21	11.81	(0.02)	0.37	0.35	—	—	12.16	2.96		55,020	315	1.64	(a)	1.64	(a)	(0.19)

Class I
06/30/26	14.28	0.06	0.18	0.24	—	—	14.52	1.68		1,741	133	1.20	(a)	1.20	(a)	0.88
12/31/25	13.26	0.31	0.71	1.02	—	—	14.28	7.69	(b)	1,795	291	1.22	(a)	1.22	(a)	2.26
12/31/24	12.62	0.32	0.32	0.64	—	—	13.26	5.07		1,641	250	1.48	(a)	1.48	(a)	2.53
12/31/23	11.82	0.21	0.59	0.80	—	—	12.62	6.77		21,067	297	1.54	(a)	1.54	(a)	1.74
12/31/22	12.19	0.16	(0.53)	(0.37)	—	—	11.82	(3.04)		70,025	213	1.27	(a)	1.27	(a)	1.34
12/31/21	11.80	0.01	0.38	0.39	—	—	12.19	3.31		75,117	315	1.34	(a)	1.34	(a)	0.10

(a)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/Westchester Capital Event Driven Fund were as follows: Class A: June 30, 2026: 1.46%, 1.46% December 31, 2025: 1.46%, 1.46% December 31, 2024: 1.46%, 1.46% December 31, 2023: 1.46%, 1.46% December 31, 2022: 1.46%, 1.46% December 31, 2021: 1.46%, 1.46% Class I: June 30, 2026: 1.16%, 1.16% December 31, 2025: 1.16%, 1.16% December 31, 2024: 1.16%, 1.16% December 31, 2023: 1.16%, 1.16% December 31, 2022: 1.16%, 1.16% December 31, 2021: 1.16%, 1.16%

(b)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/Westchester Capital Event Driven Fund: 6.55% and 6.94%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/WMC Balanced Fund
Class A
06/30/26	44.03	0.36	2.34	2.70	—	—	46.73	6.13	9,247,716	56	(a)	0.71	0.71	1.64
12/31/25	38.06	0.66	5.31	5.97	—	—	44.03	15.69	9,239,849	99	(a)	0.71	0.71	1.63
12/31/24	33.20	0.63	4.23	4.86	—	—	38.06	14.64	9,086,876	99		0.71	0.71	1.75
12/31/23	29.36	0.58	3.26	3.84	—	—	33.20	13.08	8,893,103	96		0.71	0.71	1.88
12/31/22	34.12	0.38	(5.14)	(4.76)	—	—	29.36	(13.95)	8,491,226	144		0.71	0.71	1.27
12/31/21	28.75	0.30	5.07	5.37	—	—	34.12	18.68	10,525,994	69	(a)	0.71	0.71	0.94

Class I
06/30/26	46.45	0.45	2.47	2.92	—	—	49.37	6.29	94,826	56	(a)	0.41	0.41	1.94
12/31/25	40.03	0.82	5.60	6.42	—	—	46.45	16.04	91,660	99	(a)	0.41	0.41	1.93
12/31/24	34.82	0.77	4.44	5.21	—	—	40.03	14.96	83,475	99		0.41	0.41	2.05
12/31/23	30.70	0.70	3.42	4.12	—	—	34.82	13.42	80,652	96		0.41	0.41	2.18
12/31/22	35.57	0.50	(5.37)	(4.87)	—	—	30.70	(13.69)	71,144	144		0.41	0.41	1.57
12/31/21	29.88	0.40	5.29	5.69	—	—	35.57	19.04	81,138	69	(a)	0.41	0.41	1.22

JNL/WMC Equity Income Fund(b)
Class A
06/30/26	22.41	0.19	1.41	1.60	—	—	24.01	7.14	703,378	41		0.89	0.89	1.65
12/31/25	19.20	0.36	2.85	3.21	—	—	22.41	16.72	703,334	67		0.89	0.89	1.73
12/31/24	17.06	0.37	1.77	2.14	—	—	19.20	12.54	693,121	46		0.89	0.89	2.01
12/31/23	16.00	0.36	0.70	1.06	—	—	17.06	6.63	720,550	47		0.88	0.88	2.24
12/31/22	15.92	0.33	(0.25)	0.08	—	—	16.00	0.50	825,844	40		0.89	0.89	2.14
12/31/21	12.67	0.44	2.81	3.25	—	—	15.92	25.65	660,717	50		0.80	0.90	3.01

Class I
06/30/26	23.00	0.23	1.44	1.67	—	—	24.67	7.26	215,055	41		0.59	0.59	1.95
12/31/25	19.64	0.42	2.94	3.36	—	—	23.00	17.11	218,469	67		0.59	0.59	2.01
12/31/24	17.41	0.43	1.80	2.23	—	—	19.64	12.81	340,715	46		0.59	0.59	2.32
12/31/23	16.27	0.41	0.73	1.14	—	—	17.41	7.01	475,258	47		0.58	0.58	2.54
12/31/22	16.14	0.40	(0.27)	0.13	—	—	16.27	0.81	450,875	40		0.59	0.59	2.55
12/31/21	12.81	0.48	2.85	3.33	—	—	16.14	26.00	20,846	50		0.50	0.60	3.25

JNL/WMC Value Fund
Class A
06/30/26	40.42	0.30	4.76	5.06	—	—	45.48	12.52	741,821	134		0.80	0.80	1.44
12/31/25	35.25	0.56	4.61	5.17	—	—	40.42	14.67	714,790	42		0.79	0.79	1.51
12/31/24	31.79	0.53	2.93	3.46	—	—	35.25	10.88	729,049	31		0.79	0.79	1.56
12/31/23	29.11	0.52	2.16	2.68	—	—	31.79	9.21	752,412	27		0.78	0.78	1.75
12/31/22	30.59	0.44	(1.92)	(1.48)	—	—	29.11	(4.84)	837,010	36		0.78	0.78	1.50
12/31/21	24.09	0.37	6.13	6.50	—	—	30.59	26.98	874,473	29		0.78	0.78	1.32

Class I
06/30/26	42.51	0.39	5.00	5.39	—	—	47.90	12.68	207,349	134		0.50	0.50	1.79
12/31/25	36.97	0.71	4.83	5.54	—	—	42.51	14.99	257,448	42		0.49	0.49	1.82
12/31/24	33.24	0.65	3.08	3.73	—	—	36.97	11.22	334,451	31		0.49	0.49	1.85
12/31/23	30.34	0.63	2.27	2.90	—	—	33.24	9.56	647,008	27		0.48	0.48	2.06
12/31/22	31.79	0.54	(1.99)	(1.45)	—	—	30.34	(4.56)	621,313	36		0.48	0.48	1.78
12/31/21	24.96	0.47	6.36	6.83	—	—	31.79	27.36	804,602	29		0.48	0.48	1.63

(a)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was as follows: June 30, 2026: 64%; December 31, 2025: 125%; December 31, 2021: 137%
(b)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/WMC Equity Income Fund - Class A: December 31, 2021: 0.89%, 0.99%, 2.92%. JNL/WMC Equity Income Fund - Class I: December 31, 2021: 0.59%, 0.69%, 3.16%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

NOTE 1. ORGANIZATION

JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994 as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust and at June 30, 2026 consisted of one hundred and twenty-one (121) separate funds (each a “Fund”, and collectively, “Funds”). Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), serves as investment adviser and administrator to each of the Funds.

Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund’s Adviser/Sub-Advisers/Sub-Sub-Advisers are:

Fund:	Adviser(s)/Sub-Adviser(s)/Sub-Sub-Adviser(s):
The following funds operate under a Master Feeder structure and seek to achieve their respective investment objectives by investing all of their assets in a separate mutual fund (“Master Fund”):

JNL/American Funds Balanced Fund, JNL/American Funds Bond Fund of America Fund, JNL/American Funds Capital Income Builder Fund, JNL/American Funds Global Growth Fund, JNL/American Funds Growth Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund and JNL/American Funds Washington Mutual Investors Fund. These Funds are collectively known as "JNL/American Funds Feeder Funds".

JNAM (Adviser to each Feeder Fund) Capital Research and Management Company (Investment Adviser to each Master Fund)

JNL/Mellon Bond Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon International Index Fund, JNL/Mellon S&P 400 MidCap Index Fund and JNL/Mellon Small Cap Index Fund. These Funds are collectively known as "JNL/Mellon Feeder Funds".

JNAM (Adviser to each Feeder Fund) Mellon Investments Corporation (Sub-Adviser to each Master Fund)

The following funds operate under a “Fund of Funds” structure, investing all of their assets in other affiliated or unaffiliated funds (each, an “underlying fund”, and collectively, the “underlying funds”):

JNL/American Funds Growth Allocation Fund, JNL/American Funds Moderate Allocation Fund and JNL/American Funds Moderate Growth Allocation Fund. These Funds are collectively known as "JNL/American Funds Funds of Funds".

JNL Aggressive Growth Allocation Fund, JNL Conservative Allocation Fund, JNL Growth Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund. These Funds are collectively known as "JNL Allocation Funds”. JNL Multi-Manager Global Small Cap Fund.

JNAM (Adviser to each Fund)

JNL/JPMorgan Managed Aggressive Growth Fund, JNL/JPMorgan Managed Conservative Fund, JNL/JPMorgan Managed Growth Fund, JNL/JPMorgan Managed Moderate Fund and JNL/JPMorgan Managed Moderate Growth Fund. These Funds are collectively known as "JNL/JPMorgan Funds of Funds".

JNAM (Adviser to each Fund) J.P. Morgan Investment Management Inc. (Sub-Adviser to each Fund)

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

Fund:	Sub-Adviser(s)/Sub-Sub-Adviser(s):
The following funds are advised by JNAM and sub-advised by each Fund's respective Sub-Adviser(s):

JNL Growth ETF Allocation Fund, JNL Moderate ETF Allocation Fund and JNL Moderate Growth ETF Allocation Fund. These Funds are collectively known as "JNL ETF Allocation Funds".

JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund and JNL S&P 500 Index Fund. These Funds are collectively known as "JNL Mellon Master Funds".

JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Mellon World Index Fund, JNL/Morningstar SMID Moat Focus Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund. These Funds are collectively known as "JNL/Mellon Index Funds”. JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund. These Funds are collectively known as "JNL/Vanguard ETF Allocation Funds".

Mellon Investments Corporation
JNL Multi-Manager Alternative Fund

Boston Partners Global Investors, Inc.
DoubleLine Capital LP
First Pacific Advisors, LP

Kayne Anderson Rudnick Investment Management, LLC
Lazard Asset Management LLC
Loomis, Sayles & Company, L.P.
Westchester Capital Management, LLC

JNL Multi-Manager Emerging Markets Equity Fund	GQG Partners LLC Lazard Asset Management LLC T. Rowe Price Associates, Inc. T. Rowe Price Hong Kong Limited (Sub-Sub-Adviser) WCM Investment Management, LLC
JNL Multi-Manager Floating Rate Income Fund	Artisan Partners Limited Partnership FIAM LLC Neuberger Berman Investment Advisers LLC PPM America, Inc.*
JNL Multi-Manager International Equity Fund	Causeway Capital Management, LLC Lazard Asset Management LLC WCM Investment Management, LLC William Blair Investment Management, LLC
JNL Multi-Manager International Small Cap Fund	Causeway Capital Management, LLC FIAM LLC FMR Investment Management (UK) Limited (Sub-Sub-Adviser) WCM Investment Management, LLC
JNL Multi-Manager Mid Cap Fund	FIAM LLC Invesco Advisers, Inc. River Road Asset Management, LLC Victory Capital Management Inc.
JNL Multi-Manager Select Equity Fund	GQG Partners LLC River Road Asset Management, LLC WCM Investment Management, LLC
JNL Multi-Manager Small Cap Growth Fund	BAMCO, Inc. Driehaus Capital Management LLC Granahan Investment Management, LLC Kayne Anderson Rudnick Investment Management, LLC Segall Bryant & Hamill, LLC WCM Investment Management, LLC

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

Fund:	Sub-Adviser(s)/Sub-Sub-Adviser(s):
JNL Multi-Manager Small Cap Value Fund	Congress Asset Management Company, LLP FIAM LLC Pacific Investment Management Company LLC Research Affiliates, LLC (Sub-Sub-Adviser) Reinhart Partners, LLC River Road Asset Management, LLC
JNL/BlackRock Global Allocation Fund	BlackRock Investment Management, LLC BlackRock International Limited (Sub-Sub-Adviser) BlackRock (Singapore) Limited (Sub-Sub-Adviser)
JNL/BlackRock Global Natural Resources Fund	BlackRock International Limited
JNL/BlackRock Large Cap Select Growth Fund	BlackRock Investment Management, LLC
JNL/Causeway International Value Select Fund	Causeway Capital Management, LLC
JNL/Cohen & Steers U.S. Realty Fund	Cohen & Steers Capital Management, Inc.
JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund and JNL/DFA U.S. Small Cap Fund	Dimensional Fund Advisors LP
JNL/DoubleLine® Core Fixed Income Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/DoubleLine® Shiller Enhanced CAPE® Fund and JNL/DoubleLine® Total Return Fund	DoubleLine Capital LP
JNL/Dreyfus Government Money Market Fund	Mellon Investments Corporation
JNL/Fidelity Institutional AM® & JPMorgan Large Cap Growth Fund	FIAM LLC J.P. Morgan Investment Management Inc.
JNL/Fidelity Institutional AM® Total Bond Fund	FIAM LLC
JNL/First Sentier Global Infrastructure Fund	First Sentier Investors (Australia) IM LTD
JNL/Franklin Templeton Income Fund	Franklin Advisers, Inc.
JNL/Goldman Sachs 4 Fund	Goldman Sachs Asset Management, L.P.
JNL/GQG Emerging Markets Equity Fund	GQG Partners LLC
JNL/Invesco Small Cap Growth Fund	Invesco Advisers, Inc.
JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan Nasdaq® Hedged Equity Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund and JNL/JPMorgan U.S. Value Fund	J.P. Morgan Investment Management Inc.
JNL/Loomis Sayles Global Growth Fund	Loomis, Sayles & Company, L.P.
JNL/Lord Abbett Short Duration Income Fund	Lord, Abbett & Co. LLC
JNL/MFS Equity Income Fund and JNL/MFS Mid Cap Value Fund	Massachusetts Financial Services Company (d/b/a MFS Investment Management)
JNL/Neuberger Berman Commodity Strategy Fund, JNL/Neuberger Berman Gold Plus Strategy Fund and JNL/Neuberger Berman Strategic Income Fund	Neuberger Berman Investment Advisers LLC
JNL/Newton Equity Income Fund	Newton Investment Management North America, LLC
JNL/PIMCO Income Fund, JNL/PIMCO Investment Grade Credit Bond Fund and JNL/PIMCO Real Return Fund	Pacific Investment Management Company LLC
JNL/PPM America Emerging Markets Debt Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Investment Grade Credit Fund and JNL/PPM America Total Return Fund	PPM America, Inc.*
JNL/T. Rowe Price Capital Appreciation Equity Fund, JNL/T. Rowe Price Capital Appreciation Fund and JNL/T. Rowe Price Mid-Cap Growth Fund	T. Rowe Price Associates, Inc. T. Rowe Price Investment Management, Inc. (Sub-Sub-Adviser)
JNL/T. Rowe Price Growth Stock Fund, JNL/T. Rowe Price Short-Term Bond Fund and JNL/T. Rowe Price Value Fund	T. Rowe Price Associates, Inc.
JNL/WCM Focused International Equity Fund	WCM Investment Management, LLC
JNL/Westchester Capital Event Driven Fund	Westchester Capital Management, LLC
JNL/WMC Balanced Fund, JNL/WMC Equity Income Fund and JNL/WMC Value Fund	Wellington Management Company LLP

* PPM America, Inc. is an affiliate of JNAM.

Each Master Fund is a series of the American Funds Insurance Series® or JNL Mellon Master Funds, respectively, each a registered open-end management investment company that has the same investment objective as its corresponding Feeder Fund. The American Funds Insurance Series® Master Funds are series of an open-end investment company organized as a Massachusetts business trust. Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities. As of June 30, 2026, the JNL/American Funds Feeder Funds and JNL/Mellon Feeder Funds owned the following percentage of its corresponding Master Fund: JNL/American Funds Balanced Fund 13.8%, JNL/American Funds Bond Fund of America Fund 4.6%, JNL/American Funds Capital Income Builder Fund 34.5%, JNL/American Funds Global Growth Fund 13.8%, JNL/American Funds Growth Fund 16.0%, JNL/American Funds Growth-Income Fund 28.9%, JNL/American Funds International Fund 20.9%, JNL/American Funds New World Fund 36.6%, JNL/American Funds Washington Mutual Investors Fund 34.8%, JNL/Mellon Bond Index

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

Fund 97.6%, JNL/Mellon Emerging Markets Index Fund 97.3%, JNL/Mellon International Index Fund 99.4%, JNL/Mellon S&P 400 MidCap Index Fund 98.1% and JNL/Mellon Small Cap Index Fund 97.0%. All Feeder Funds’ financial statements should be read in conjunction with their respective Master Fund’s financial statements. The Master Funds’ Schedules of Investments, financial statements and accounting policies are outlined in each Master Fund’s financial statements. For the JNL/Mellon Feeder Funds, the JNL Mellon Master Funds’ financial statements are included here in this report as series of the Trust. For the JNL/American Funds Feeder Funds, the American Funds Insurance Series Master Funds’ financial statements are available on the SEC’s website at www.sec.gov or at www.jackson.com/fund-literature.html.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL Multi-Manager Select Equity Fund, JNL/BlackRock Global Natural Resources Fund, JNL/Cohen & Steers U.S. Realty Fund, JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund, JNL/GQG Emerging Markets Equity Fund, JNL/JPMorgan Nasdaq Hedged Equity Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/T. Rowe Price Capital Appreciation Equity Fund and JNL/T. Rowe Price Growth Stock Fund.

Each Fund offers Class A shares and Class I shares with the exception of JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund and JNL S&P 500 Index Fund, which only offer Class I shares. Class A shares and Class I shares differ primarily due to 12b-1 fees attributable to Class A shares. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Fund Changes. Effective April 27, 2026, FIAM LLC was added as a Sub-Adviser, with FMR Investment Management (UK) Limited as a Sub-Sub-Adviser, to JNL Multi-Manager International Small Cap Fund. Effective June 8, 2026, Kayne Anderson Rudnick Investment Management, LLC was removed as a Sub-Adviser and Lazard Asset Management LLC was added as a Sub-Adviser to JNL Multi-Manager Emerging Markets Equity Fund. Effective June 8, 2026, Artisan Partners Limited Partnership and Neuberger Berman Investment Advisers LLC were added as Sub-Advisers to the JNL Multi-Manager Floating Rate Income Fund. Effective June 8, 2026 Kayne Anderson Rudnick Investment Management, LLC and Champlain Investment Partners, LLC were removed as Sub-Advisers and FIAM LLC and Invesco Advisers, Inc. were added as Sub-Advisers to JNL Multi-Manager Mid Cap Fund. Effective June 8, 2026, Cooke & Bieler, L.P. and WCM Investment Management, LLC were removed as Sub-Advisers and Pacific Investment Management Company LLC and FIAM LLC were added as Sub-Advisers, with Research Affiliates, LLC as a Sub-Sub-Adviser, to JNL Multi-Manager Small Cap Value Fund.

The following mergers were effective after close of business on April 24, 2026:

Acquired Fund	Acquiring Fund
JNL/AB Sustainable Global Thematic Fund	JNL/Loomis Sayles Global Growth Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/DFA U.S. Core Equity Fund
JNL/American Funds Capital World Bond Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Invesco Global Growth Fund	JNL/Loomis Sayles Global Growth Fund
JNL/JPMorgan Global Allocation Fund	JNL/BlackRock Global Allocation Fund
JNL/Lazard International Quality Growth Fund	JNL/William Blair International Leaders Fund
JNL/Morningstar PitchBook Listed Private Equity Index Fund	JNL/Mellon Financial Sector Fund
JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund
JNL/T. Rowe Price U.S. High Yield Bond Fund	JNL/PPM America High Yield Bond Fund
JNL/WCM China Quality Growth Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/WMC Global Real Estate Fund	JNL/Cohen & Steers U.S. Realty Fund

The following name changes were effective on April 27, 2026:

Prior Fund Name	New Fund Name
JNL Multi-Manager U.S. Select Equity Fund	JNL Multi-Manager Select Equity Fund
JNL/American Funds Global Small Capitalization Fund[1]	JNL Multi-Manager Global Small Cap Fund
JNL/ClearBridge Large Cap Growth Fund[2]	JNL/Fidelity Institutional AM® & JPMorgan Large Cap Growth Fund
JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/Fidelity Institutional AM® Total Bond Fund
JNL/Invesco Diversified Dividend Fund[3]	JNL/MFS Equity Income Fund
JNL/William Blair International Leaders Fund[4]	JNL Multi-Manager International Equity Fund
[1] Effective April 27, 2026, the Fund operates as a Fund of Funds. Prior to April 27, 2026, the Fund operated as a Feeder Fund.
[2] Effective April 27, 2026, the Sub-Adviser for the Fund changed from ClearBridge Investments, LLC to FIAM LLC and J.P. Morgan Investment Management Inc.
[3] Effective April 27, 2026, the Sub-Adviser for the Fund changed from Invesco Advisers, Inc. to MFS Investment Management.

[4] Effective April 27, 2026, Causeway Capital Management, LLC, Lazard Asset Management LLC, and WCM Investment Management, LLC were added as Sub-Advisers to the Fund. William Blair Investment Management, LLC remained a Sub-Adviser to the Fund.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust's valuation policy and procedures (“Valuation Policies and Procedures”), the Trust's Board of Trustees (“Board” or “Trustees”) has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of each Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures approved by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of a Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund’s Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ financial statements, which are filed with the SEC and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s financial statements, which are available on the SEC's website at www.sec.gov.

Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. All securities in the JNL/Dreyfus Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate fair value. If a valuation from a third party pricing service is unavailable or it is determined that such valuation does not approximate fair value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair value. Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: trading characteristics; broker quotes; credit ratings; call features; yield; credit quality; coupon rate; maturity; type of issue; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Private Investment Funds ("Private Funds") are generally valued using the latest NAV reported by the third-party fund manager or General Partner ("GP") as a practical expedient to estimate the fair value of such interests. The NAV and other information provided by a GP is reviewed for reasonableness based on knowledge of current market conditions and the individual characteristics of each Private Fund. If market information indicates that the NAV is not as of the measurement date, not calculated in a manner consistent with FASB ASC Topic 946 (“Topic 946”), or otherwise not reflective of the current value, best efforts shall be used to adjust the relevant Private Fund’s NAV in a manner consistent with the measurement principals of Topic 946, which could include adjusting the Private Fund’s NAV based on a proxy or investment model which is correlated to the underlying investment return. Private debt is generally fair valued according to procedures approved by the Board, which take into account factors such as yield; credit quality; interest rates; coupon rate; maturity; type of issue; call features, among others. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Swap agreements that clear on exchanges are valued at the most recent bid quotation or evaluated price, as applicable, obtained from pricing models or by the clearing exchange using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board, which take into account factors such as the size of the holding, the nature and duration of the securities and the volume and depth of trading, among others. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. A market-based approach may be utilized whereby related or comparable assets or liabilities, recent transactions, market multiples, book values and other inputs may be considered in determining fair value. An income-based valuation approach may also be used in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Inputs considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions for the regulated investment company (“RIC”) Funds (as discussed in Note 11) are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the RIC Funds but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. The JNL/Dreyfus Government Money Market Fund declares dividends from net investment income daily and pays dividends monthly. No distributions of net investment income or realized capital gains are required for Funds that are not RICs, therefore, undistributed net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis. Capital gains distributions received from the Master Funds and underlying funds are recorded as Net realized gain on Distributions from Affiliated or Unaffiliated investment companies, as applicable, in the Statements of Operations.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in Dividends in the Statements of Operations. Interest income, including effective-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income, and value, by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become uncollectible. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Following Russia's invasion of Ukraine on February 24, 2022, economic sanctions and other restrictive measures have limited the ability of the Funds to receive and record dividend, interest and maturity payments from certain Russian securities or to repatriate Russian currency. Distributions from Private Funds are recorded when communicated by the GP. Distributions from Private Funds that represent returns of capital in excess of cumulative profits and losses are credited to cost of investments rather than investment income. Portfolio investment fees that are paid outside of a Private Fund’s investment are expensed as incurred.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class and any other expenses are allocated to the classes on a pro rata basis using the daily net assets of each class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund. As it relates to expenses in Master Funds, the Feeder Fund’s shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests because each Feeder Fund invests all of its assets in its respective Master Fund. Such expenses are not included in the Statements of Operations but are incurred indirectly in the calculation of the NAV of the respective Master Fund. As a result, the Feeder Funds’ actual expenses may be higher than those of other mutual funds that invest directly in securities. A similar situation exists for the Funds of Funds as it relates to the expenses associated with the investments in underlying funds.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date. The estimated liability is recorded as Deferred foreign capital gains tax liability in the Statements of Assets and Liabilities. Foreign capital gains tax paid and the current period's change in deferred foreign capital gains tax liability are recorded in Net realized gain (loss) on Investments - unaffiliated and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated, respectively, in the Statements of Operations.

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the fair values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in Net realized gain (loss) on Investments - unaffiliated and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated, respectively, in the Statements of Operations.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Statement of Cash Flows. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions including that the investment company had little or no debt, based on the average debt outstanding during the period, in relation to average total assets and that substantially all the investment company’s investments were carried at Level 1 or Level 2 measurements in accordance with FASB ASC Topic 820. Funds with certain degrees of borrowing activity, typically through the use of securities sold short, transactions characterized as secured borrowing transactions or reverse repurchase agreements, have been determined to require a statement of cash flows.

NOTE 3. FAIR VALUE MEASUREMENT

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under this guidance. The inputs are summarized into three broad categories:

Level 1 includes quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date.

Level 2 includes other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs, to the extent observable inputs are not available, including the Adviser’s own assumptions in determining the fair value of investments.

Inputs used in the determination of the fair value level of Level 3 securities, which were deemed to be material, are disclosed within the notes below. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

The following table is a rollforward of asset types with significant Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended June 30, 2026:

Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[1]	Transfers out of Level 3 During the Period[1]	Realized Gain/(Loss)	Amortization/Accretion	Purchases	(Sales)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Deprecia-tion) on Investments Held at End of Period[2] ($)

JNL/PIMCO Income Fund

Senior Floating Rate Instruments	26,852	1,415	17	495	6	3,619	(19,870)	12,206	(294)
Preferred Stocks	827	—	—	—	—	—	—	928	101
Credit Default Swap Agreements	(4)	—	—	—	—	—	—	1	5
Common Stocks	5,949	—	879	670	—	4	(4,471)	166	(1,107)
Warrants	171	—	171	—	—	—	—	—	—
Corporate Bonds And Notes	—	1,084	—	—	—	—	—	—	(1,084)
Government And Agency Obligations	—	—	—	—	—	—	—	—	—
	33,795	2,499	1,067	1,165	6	3,623	(24,341)	13,682	(2,379)

JNL/PIMCO Real Return Fund

Non-U.S. Government Agency Asset-Backed Securities	11,478	—	—	—	—	—	—	11,869	391
Open Futures Contracts	—	—	—	—	—	—	—	628	628
	11,478	—	—	—	—	—	—	12,497	1,019

JNL/PPM America High Yield Bond Fund

Corporate Bonds And Notes	—	—	—	—	—	13,750	—	13,750	—
Common Stocks	2,096	—	—	—	—	16	(15)	2,327	230
Senior Floating Rate Instruments	191	—	—	—	—	15	(21)	183	(2)
Rights	107	—	—	—	—	—	—	99	(8)
	2,394	—	—	—	—	13,781	(36)	16,359	220

JNL/Westchester Capital Event Driven Fund

Other Equity Interests	1,070	—	—	—	—	—	—	1,032	(38)
Rights	101	—	—	—	—	—	—	120	19
Warrants	1	—	—	—	—	—	—	—	(1)
Total Return Swap Agreements	41	—	—	—	—	—	—	41	—
	1,213	—	—	—	—	—	—	1,152	(20)

[1]	There were no significant transfers between Level 3 and Level 2 during the Period except for those noted.
[2]	Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held June 30, 2026.

The following table summarizes the significant unobservable inputs used to determine Level 3 fair value measurements:

Asset Class	Fair Value (In Thousands $)	Valuation Technique	Unobservable Input	Range (Weighted Average†)
JNL/PIMCO Income Fund
Senior Floating Rate Instruments	7,382	Income Approach	Discount Rate	1.65% - 7.05% (3.66%)
Senior Floating Rate Instruments	3,428	Market Approach	Proxy Price	99.05 – 99.74 (99.28)
Senior Floating Rate Instruments	1,396	Market Approach	Bid price	53.00 – 101.00 (100.62)
	12,206
Preferred Stocks	928	Income Approach	Discount Rate	11.39% - 11.63% (11.51%)
Credit Default Swap Agreements	1	Market Approach	Broker Quote	0.05 - 0.56 (0.30)
Common Stocks	164	Market Approach	Current Trade Price	1.50 - 5.75 (2.00)
Common Stocks	2	Market Approach	Broker Quote	0.38 - 17.75 (0.46)
	166
JNL/PIMCO Real Return Fund
Non-U.S. Government Agency Asset-Backed Securities	11,869	Income Approach	Discount Rate	1.15% (N/A)
Open Futures Contracts	628	Market Approach	Current Settlement Price	28.85 - 33.39 (30.02)
JNL/PPM America High Yield Bond Fund
Corporate Bonds And Notes	13,750	Purchase Price	NA‡	100.00 (N/A)
Common Stocks	2,327	Market Approach	Broker Quote	0.18 - 17.75 (16.08)
Senior Floating Rate Instruments	177	Market Approach	Bid price	99.00 (N/A)
Senior Floating Rate Instruments	6	Market Approach	Proxy Price	97.56 – 100.92 (98.93)
	183
Rights	99	Market Approach	Broker Quote	12.00 - 13.63 (13.13)
JNL/Westchester Capital Event Driven Fund
Other Equity Interests	1,032	Market Approach	Broker Quote	1.23 - 1.28 (1.25)
Rights	120	Market Approach	Broker Quote	0.01 - 1.93 (1.09)
Total Return Swap Agreements	41	Market Approach	Broker Quote	1.00 - 1.60 (1.03)

† Unobservable inputs were weighted by the relative fair value of the instruments.

‡ The valuations within this category are based on recent transactions. There were no quantitative unobservable inputs significant to the valuation technique.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

The following table summarizes Funds with significant exposure to Russian securities with Level 3 valuations (in thousands) at June 30, 2026. These securities were fair valued at or near zero due to economic sanctions that prohibit the Funds from transacting in these securities or to repatriate Russian currency.

Unrealized Gain/(Loss) ($)
JNL Emerging Markets Index Fund
Common Stocks	(24,725)
JNL Multi-Manager Emerging Markets Equity Fund
Common Stocks	(19,273)
JNL/BlackRock Global Natural Resources Fund
Common Stocks	(40,428)
JNL/GQG Emerging Markets Equity Fund
Common Stocks	(57,255)
JNL/PIMCO Investment Grade Credit Bond Fund
Corporate Bonds and Notes	(6,680)

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds, except JNL/Dreyfus Government Money Market Fund, JNL Multi-Manager Floating Rate Income Fund, the Funds of Funds and the Feeder Funds, participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Fund bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. Government securities; U.S. Government agencies’ debt securities; and U.S. Government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. The Fund also bears the market risk with respect to the collateral received and securities loaned. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Except as described below, cash collateral received is invested in the JNL Government Money Market Fund – Class SL, a registered government money market fund under the 1940 Act and series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The JNL Government Money Market Fund is offered to the Funds and their affiliates and is not available for direct purchase by members of the public. The JNL Government Money Market Fund pays JNAM annual fees, accrued daily and payable monthly, for investment advisory and administrative services. In addition to investing cash collateral in the JNL Government Money Market Fund – Class SL, JNL/Mellon S&P 500 Index Fund may invest cash collateral in repurchase agreements collateralized by equity and U.S. Government or agency securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity and U.S. Government or agency securities. Reinvestments in repurchase agreements will not exceed 10% of a Fund’s net assets, shall be collateralized by equity and U.S. Government or agency securities equal to not less than 110% of the cash collateral reinvested in such transactions, and shall be marked-to-market daily.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as Investments - affiliated, at value or Investments - unaffiliated, at value, as applicable, on the Statements of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in Investments – unaffiliated, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any shortfall in collateral received compared to the value of securities on loan. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities. The value of securities on loan and collateral received (in thousands) at June 30, 2026 was as follows:

Fund	Securities on Loan ($)	NonCash Collateral ($)	Cash Collateral ($)	Total Collateral ($)
JNL Growth ETF Allocation Fund	73,833	50,368	25,502	75,870
JNL Moderate ETF Allocation Fund	28,045	17,181	11,646	28,827
JNL Moderate Growth ETF Allocation Fund	46,053	26,814	20,327	47,141
JNL/Vanguard Growth ETF Allocation Fund	97,967	341	99,787	100,128
JNL/Vanguard Moderate ETF Allocation Fund	45,241	20,384	26,153	46,537
JNL/Vanguard Moderate Growth ETF Allocation Fund	57,423	4,371	54,318	58,689
JNL Bond Index Fund	8,957	3,325	5,825	9,150
JNL Emerging Markets Index Fund	12,601	7,742	5,510	13,252

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

Fund	Securities on Loan ($)	NonCash Collateral ($)	Cash Collateral ($)	Total Collateral ($)
JNL International Index Fund	50,266	53,685	488	54,173
JNL Mid Cap Index Fund	53,796	27,748	27,968	55,716
JNL Small Cap Index Fund	73,516	24,634	51,060	75,694
JNL Multi-Manager Alternative Fund	7,981	3,496	4,700	8,196
JNL Multi-Manager Emerging Markets Equity Fund	32,033	24,135	9,853	33,988
JNL Multi-Manager International Equity Fund	66,035	40,692	36,213	76,905
JNL Multi-Manager International Small Cap Fund	41,342	42,048	1,360	43,408
JNL Multi-Manager Mid Cap Fund	5,494	983	4,811	5,794
JNL Multi-Manager Select Equity Fund	12,868	699	12,808	13,507
JNL Multi-Manager Small Cap Growth Fund	111,055	41,493	72,954	114,447
JNL Multi-Manager Small Cap Value Fund	29,612	14,517	15,933	30,450
JNL S&P 500 Index Fund	839	48	808	856
JNL/BlackRock Global Allocation Fund	111,335	71,083	43,459	114,542
JNL/BlackRock Global Natural Resources Fund	14,427	1,349	13,392	14,741
JNL/BlackRock Large Cap Select Growth Fund	1,973	2,014	—	2,014
JNL/Causeway International Value Select Fund	17,656	18,234	—	18,234
JNL/Cohen & Steers U.S. Realty Fund	5,985	—	6,243	6,243
JNL/DFA International Core Equity Fund	23,465	20,740	4,027	24,767
JNL/DFA U.S. Core Equity Fund	8,355	5,148	3,408	8,556
JNL/DFA U.S. Small Cap Fund	20,977	10,106	11,452	21,558
JNL/DoubleLine Core Fixed Income Fund	8,614	1,881	6,940	8,821
JNL/DoubleLine Emerging Markets Fixed Income Fund	806	—	821	821
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund	390	376	9	385
JNL/Fidelity Institutional AM Total Bond Fund	10,834	858	10,278	11,136
JNL/First Sentier Global Infrastructure Fund	24,016	17,037	7,816	24,853
JNL/Franklin Templeton Income Fund	42,345	—	43,242	43,242
JNL/Goldman Sachs 4 Fund	36,760	15,617	22,635	38,252
JNL/GQG Emerging Markets Equity Fund	28,436	14,129	16,079	30,208
JNL/Invesco Small Cap Growth Fund	39,401	25,841	14,237	40,078
JNL/JPMorgan MidCap Growth Fund	6,907	7,104	—	7,104
JNL/Loomis Sayles Global Growth Fund	27,069	27,518	—	27,518
JNL/Lord Abbett Short Duration Income Fund	2,223	—	2,267	2,267
JNL/Mellon Communication Services Sector Fund	1,385	593	963	1,556
JNL/Mellon Consumer Discretionary Sector Fund	8,790	2,730	6,273	9,003
JNL/Mellon Consumer Staples Sector Fund	3,080	27	3,117	3,144
JNL/Mellon Energy Sector Fund	3,319	1,213	2,177	3,390
JNL/Mellon Financial Sector Fund	4,500	2,963	1,668	4,631
JNL/Mellon Healthcare Sector Fund	10,098	7,536	2,879	10,415
JNL/Mellon Industrials Sector Fund	2,818	568	2,345	2,913
JNL/Mellon Information Technology Sector Fund	24,020	15,631	9,105	24,736
JNL/Mellon Materials Sector Fund	1,617	1,689	—	1,689
JNL/Mellon Nasdaq 100 Index Fund	21,489	—	21,413	21,413
JNL/Mellon Real Estate Sector Fund	5,090	1,781	3,495	5,276
JNL/Mellon S&P 500 Index Fund	689,786	2,809	701,806	704,615
JNL/Mellon U.S. Stock Market Index Fund	17,714	7,978	10,265	18,243
JNL/Mellon Utilities Sector Fund	3,232	1,422	1,897	3,319
JNL/Mellon World Index Fund	5,868	4,414	2,858	7,272
JNL/MFS Equity Income Fund	8,084	28	8,352	8,380
JNL/MFS Mid Cap Value Fund	11,956	4,502	7,993	12,495
JNL/Morningstar SMID Moat Focus Index Fund	1,199	—	1,223	1,223
JNL/Morningstar U.S. Sustainability Index Fund	355	179	183	362
JNL/Neuberger Berman Strategic Income Fund	25,318	4,400	21,507	25,907
JNL/PIMCO Income Fund	2,387	—	2,438	2,438
JNL/PIMCO Investment Grade Credit Bond Fund	10,784	—	11,023	11,023
JNL/PPM America Emerging Markets Debt Fund	328	84	251	335
JNL/PPM America High Yield Bond Fund	75,827	9,776	67,646	77,422
JNL/PPM America Investment Grade Credit Fund	1,061	—	1,084	1,084
JNL/PPM America Total Return Fund	1,789	—	1,822	1,822
JNL/RAFI Fundamental U.S. Small Cap Fund	9,797	2,321	7,840	10,161
JNL/RAFI Multi-Factor U.S. Equity Fund	15,318	5,222	10,573	15,795
JNL/T. Rowe Price Capital Appreciation Equity Fund	11,209	—	11,537	11,537
JNL/T. Rowe Price Capital Appreciation Fund	27,807	15,314	13,757	29,071
JNL/T. Rowe Price Growth Stock Fund	3,612	3,646	—	3,646
JNL/T. Rowe Price Mid-Cap Growth Fund	24,642	3,794	29,399	33,193
JNL/T. Rowe Price Short-Term Bond Fund	1,079	—	1,159	1,159
JNL/WCM Focused International Equity Fund	24,720	26,013	—	26,013
JNL/WMC Balanced Fund	161,934	149,116	16,737	165,853
JNL/WMC Equity Income Fund	6,100	—	6,230	6,230
JNL/WMC Value Fund	11,018	588	10,718	11,306

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

U.S. Government Agencies or Government Sponsored Enterprises. Certain Funds may invest in U.S. Government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks ("FHLBanks"), are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Although many types of U.S. Government securities may be purchased by the Funds, such as those issued by Fannie Mae, the Federal Home Loan Mortgage Corporation, the FHLBanks, and other entities chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the holder of the securities of such issuer might not be able to recover its investment from the U.S. Government.

Unregistered Securities. Certain Funds may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities. Private placements and other restricted securities are subject to legal and/or contractual restrictions on their sales. These securities may not be listed on an exchange and may have no active trading market. As a result of the absence of a public trading market, the prices of these securities may be more volatile and more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what a Fund regards as their fair market value. Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase a Fund’s level of illiquidity.

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement, a Fund receives debt securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income to the Fund. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. Cash received in exchange for securities delivered plus accrued interest to be paid by the Fund are reflected as Payable for Reverse repurchase agreements on the Statements of Assets and Liabilities. Interest paid is recorded as interest expense to the Fund. The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security.

The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the period ended June 30, 2026, were as follows:

Fund	Weighted Average Interest Rate (%)	Days Outstanding	Average Daily Balance ($)
JNL/PIMCO Income Fund	3.81%	35	2,596
JNL/PIMCO Investment Grade Credit Bond Fund	1.54%	181	280
JNL/PIMCO Real Return Fund	3.79%	142	165,474

The value of reverse repurchase agreements and collateral pledged (in thousands) at June 30, 2026, was as follows:

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

Fund	Counter-party	Collateral	Interest Rate Expense/ Income(%)	Maturity Date	Collateral Amount ($)	Payable for Reverse Repurchase Agreement Including Interest Payable ($)
JNL/PIMCO Investment Grade Credit Bond Fund
	BCL	Synthos Spolka Akcyjna, 2.50% due 06/07/28	1.75	06/16/28	220	221
JNL/PIMCO Real Return Fund
	JPM	Treasury, United States Department of, 0.50%-2.38%, due 01/15/28-01/15/36	3.72	07/07/26	199,385	200,493
		Treasury, United States Department of, 1.13%, due 01/15/33	3.80	07/01/26	2,116	2,130

	NBA	Treasury, United States Department of, 1.63%, due 01/15/33	3.72	07/09/26	6,511	6,536
					208,012	209,532

Forward Sales Commitments. Certain Funds may purchase or sell forward sales commitments. A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date. A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may close these positions before they are delivered, which may result in realized gain or loss.

Delayed-Delivery Securities. Certain Funds may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and the Fund may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss.

Mortgage-Backed Dollar and Treasury Roll Transactions. Certain Funds may purchase or sell mortgage-backed or Treasury securities and simultaneously contract to sell or repurchase securities at a future date at an agreed upon price. The Funds may only enter into covered rolls. A “covered roll” is a type of dollar or Treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward sale or repurchase settlement date of the dollar or Treasury roll transaction. During the period between the purchase or sale and subsequent sale or repurchase, a Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities. A Fund is compensated by the interest earned on the cash proceeds of the sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or Treasury roll transactions involve the risk that the fair value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale, and any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing and any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

The average daily balance (in thousands), the weighted average interest rate, and the amount of deferred income (in thousands) for Treasury roll transactions accounted for as secured borrowing transactions, for the period ended June 30, 2026, were as follows:

Fund	Average Daily Balance ($)	Weighted Average Interest Rate (%)	Days Outstanding	Deferred Income ($)
JNL/PIMCO Investment Grade Credit Bond Fund	26,983	3.73%	181	140
JNL/PIMCO Real Return Fund	309,984	2.62%	181	196

The following table details Treasury roll transactions (in thousands) outstanding accounted for as secured borrowings as of June 30, 2026:

	Counterparty	Borrowing Rate/(Fee Income)(%)	Maturity Date	Payable for Treasury Roll Transactions Including Interest Payable($)
JNL/PIMCO Investment Grade Credit Bond Fund
Treasury, United States Department of	BCL	3.71	7/1/2026	5,161
Treasury, United States Department of	BCL	3.74	7/8/2026	522

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

	Counterparty	Borrowing Rate/(Fee Income)(%)	Maturity Date	Payable for Treasury Roll Transactions Including Interest Payable($)
JNL/PIMCO Investment Grade Credit Bond Fund (continued)
Treasury, United States Department of	BCL	3.73	7/16/2026	4,472
Treasury, United States Department of	BNP	3.72	7/2/2026	1,495
Treasury, United States Department of	BNP	3.75	7/8/2026	966
Treasury, United States Department of	GSC	3.76	7/1/2026	1,902
Treasury, United States Department of	GSC	3.75	7/8/2026	2,912
Treasury, United States Department of	UBS	3.75	7/22/2026	12,840
Treasury, United States Department of	UBS	3.71	7/24/2026	8,190
Treasury, United States Department of	UBS	3.72	8/5/2026	946
				39,406
JNL/PIMCO Real Return Fund
Treasury, United States Department of	BCL	3.71	7/1/2026	30,649
Treasury, United States Department of	BCL	3.75	7/2/2026	705,520
Treasury, United States Department of	BCL	3.74	7/16/2026	148,481
				884,650

For Funds that had more than one form of borrowing during the period ended June 30, 2026, the average borrowing and weighted average interest rate is as follows:

Fund	Average Daily Balance ($)	Weighted Average Interest Rate (%)
JNL/PIMCO Investment Grade Credit Bond Fund	27,265	3.71%
JNL/PIMCO Real Return Fund	439,803	3.06%

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics. The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Securities Sold Short. Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security or to engage in arbitrage transactions. When a Fund engages in a short sale, the Fund borrows the security sold short to make delivery to the buyer. The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan. Until the Fund closes its short position, the lending broker or lending agent requires assets in the form of securities or cash to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements or cover the short sale obligation. A Fund is obligated to deliver securities at the market price at the time the short position is closed. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Convertible Securities. Certain Funds may invest in fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Typically, convertible securities pay dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities. A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Equity-Linked Structured Notes. Certain Funds may invest in equity-linked notes. Equity-linked notes are financial instruments that combine debt and equity characteristics. These notes typically pay interest that is linked to the performance of the underlying equity. Equity-linked notes may be more volatile and less liquid than the underlying equity. In addition to fluctuating price movements in the underlying equity, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

Master Limited Partnerships. Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation. Holders of MLPs have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

Real Estate Investment Trusts. Certain Funds may invest in Real Estate Investment Trusts (“REITs”). REITs are traded as a stock on major stock exchanges and invests in real estate directly, either through properties or mortgages. REITs typically concentrate on a specific geographic region or property type, receive special tax considerations and are a liquid method of investing in real estate. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the 1940 Act or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in Other assets and Payable for Investment securities purchased in the Statements of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on Investments – unaffiliated in the Statements of Operations.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in Receivable from Deposits with brokers and counterparties and Payable for Deposits from counterparties in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Advisers believe to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase or reverse repurchase agreement.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”). Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and Treasury roll transactions between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives, the Sub-Advisers are parties to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or DCOs, variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by a Fund’s Sub-Advisers and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Prime Brokerage Arrangements and Other Securities Borrowing Agreements. Certain Funds may enter into Prime Brokerage Arrangements or Securities Borrowing Agreements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties. The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement. These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Cash margin and securities delivered as collateral are typically in the possession of the prime broker or lending agent and offset any obligations due to the prime broker or lending agent. Cash collateral held at the prime broker is reflected in Cash collateral segregated for short sales in the Statements of Assets and Liabilities. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6. DERIVATIVE FINANCIAL INSTRUMENTS

Options Transactions. Certain Funds may buy and sell (“write”) call and put options on securities, futures, indices, currencies, swap agreements (“swaptions”) and inflation caps and floors. An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset. When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability. All types of options are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current fair value. There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option. Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Exchange traded futures options involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms. An inflation cap can be used to protect the buyer from inflation erosion above a certain rate. An inflation floor can be used to provide downside protection to investments in inflation-linked products. The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts. Certain Funds may buy and sell futures on equities, indices, interest rates, commodities and currencies. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO.

All types of swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap. For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded. The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund. Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities. Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements that certain Funds have entered into may include: fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; floating-for-floating rate swaps, under which a party agrees to pay a floating rate in exchange for another floating rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Cross-Currency Swap Agreements. Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate. A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. As a buyer of protection, a Fund will generally pay the seller of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall. As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap. If a Fund is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either (i) pay or receive an amount equal to the notional amount of the referenced obligation agreement and take delivery or deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Total Return Swap Agreements. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index, basket of securities or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. Additionally, long total return swap agreements on equity securities entitle a Fund to receive from the counterparty dividends paid on an individual security and short total return equity swap agreements obligate a Fund to pay the counterparty dividends paid on an individual security. Total return swap agreements where the reference entity is a futures contract do not pay/receive periodic interest payments. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index, basket of securities or other financial instrument along with any dividends or interest receivable.

Non-Deliverable Bond Forward Contracts. A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date. Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. Upfront premiums paid or received are recorded as an asset or liability by the Fund and represent payments paid or received upon entering into the contract that correlate to the stated price of the underlying security. These upfront premiums are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the contract. The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform. Changes in contract value may not directly correlate with changes in the value of the underlying security. The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

Contracts for Difference. Contracts for differences (“CFDs”) are privately negotiated contracts between a buyer and seller stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The Fund can take either a short or long position on the underlying instrument. In exchange for exposure to the underlying asset, the buyer pays a financing fee, which depending on market factors, can result in either expense or income for the buyer. The financing fee disclosed reflects the cost of each CFD from the perspective of the Fund and is dependent upon whether the position is long or short. For long positions, the Fund pays the financing fee. For short positions, the financing fee can be positive or negative depending on whether the spread is greater or less than the floating rate. To the extent the floating rate plus or minus the spread is negative, that is the financing fee paid by the Fund. If the rate is positive, the financing fee generates income for the Fund. CFDs are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. There is no expiration date to the contract, but a CFD is typically terminated by the buyer. A Fund’s maximum risk of loss from counterparty credit risk for a CFD agreement is the ability for the counterparty to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty is unable to make payments, the value of the contract may be reduced.

Derivatives and Hedging and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the period; (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2026. Funds which held only one type of derivative during the year are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations can be referenced directly on each Fund’s respective statements; (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2026. For Funds which held only one type of derivative during the year, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table; and (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the period ended June 30, 2026. The derivative instruments outstanding as of June 30, 2026, as disclosed in the Schedules of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2026, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL Emerging Markets Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL Emerging Markets Index Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2026
Derivative instruments assets:
[7] Variation margin on futures/futures options contracts	—	—	525	—	—	525
Total derivative instruments assets	—	—	525	—	—	525
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2026
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(24)	—	(24)
Futures/futures options contracts	—	—	3,411	—	—	3,411
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	(479)	—	—	(479)

JNL Emerging Markets Index Fund — Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	525
525
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	—
—

JNL Emerging Markets Index Fund — Average Derivative Volume
	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	28,216	1,020

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL International Index Fund Derivatives Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL International Index Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2026
Derivative instruments assets:
Forward foreign currency contracts†	—	—	—	23	—	23
[7] Variation margin on futures/futures options contracts	—	—	142	—	—	142
Total derivative instruments assets	—	—	142	23	—	165
Derivative instruments liabilities:
Forward foreign currency contracts†	—	—	—	453	—	453
[7] Variation margin on futures/futures options contracts	—	—	18	—	—	18
Total derivative instruments liabilities	—	—	18	453	—	471
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2026
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(698)	—	(698)
Futures/futures options contracts	—	—	1,987	—	—	1,987
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(442)	—	(442)
Futures/futures options contracts	—	—	(433)	—	—	(433)

† The JNL International Index Fund's forward foreign currency contracts are not subject to an enforceable master netting agreement. These amounts are presented gross on the Fund's Statement of Assets and Liabilities.

JNL International Index Fund — Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
RBC	23	(23)	—	—
Derivatives eligible for offset	23	(23)	—	—
Derivatives not eligible for offset	142
	165
Derivative Liabilities by Counterparty*
BCL	19	—	—	19
BMO	25	—	—	25
BOA	55	—	—	55
HSB	247	—	—	247
JPM	23	—	—	23
RBC	84	(23)	—	61
Derivatives eligible for offset	453	(23)	—	430
Derivatives not eligible for offset	18
	471

JNL International Index Fund — Average Derivative Volume
	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	35,295	75,854

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL Multi-Manager Alternative Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging, to reduce foreign currency exposure on investment securities denominated in foreign currencies, to create foreign currency exposure in U.S. dollar cash balances and to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales. The Fund entered into total return swap agreements as a substitute for investment in physical securities. The Fund entered into contracts for difference as a substitute for investment in physical securities and to obtain short exposure.

JNL Multi-Manager Alternative Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2026
Derivative instruments assets:
Purchased options, at value	—	—	41	—	—	41
Forward foreign currency contracts	—	—	—	201	—	201
[7] Variation margin on futures/futures options contracts	—	—	—	—	20	20
OTC swap agreements	—	—	1,642	—	—	1,642
Total derivative instruments assets	—	—	1,683	201	20	1,904
Derivative instruments liabilities:
Written options, at value	—	—	119	—	—	119
[7] Variation margin on futures/futures options contracts	—	—	—	—	30	30
OTC swap agreements	—	—	2,613	—	—	2,613
Total derivative instruments liabilities	—	—	2,732	—	30	2,762
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2026
Net realized gain (loss) on:
Purchased option contracts	—	—	(258)	—	—	(258)
Written option contracts	—	—	318	—	—	318
Forward foreign currency contracts	—	—	—	(14)	—	(14)
Futures/futures options contracts	—	—	—	—	(175)	(175)
Swap agreements	—	—	1,116	—	—	1,116
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	189	—	—	189
Written options	—	—	351	—	—	351
Forward foreign currency contracts	—	—	—	217	—	217
Futures/futures options contracts	—	—	—	—	(33)	(33)
Swap agreements	—	—	(1,623)	—	—	(1,623)

JNL Multi-Manager Alternative Fund — Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BOA	23	—	—	23
GSC	1,709	(1,709)	—	—
JPM	98	(98)	—	—
MSC	13	(13)	—	—
Derivatives eligible for offset	1,843	(1,820)	—	23
Derivatives not eligible for offset	61
	1,904
Derivative Liabilities by Counterparty*
GSC	1,909	(1,709)	(200)	—
JPM	481	(98)	(383)	—
MSC	223	(13)	—	210
Derivatives eligible for offset	2,613	(1,820)	(583)	210
Derivatives not eligible for offset	149
	2,762

JNL Multi-Manager Alternative Fund — Average Derivative Volume
	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	303	20,717	8,225	32,554	490

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL/BlackRock Global Allocation Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management and/or hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, interest rate swap valuations, credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management and/or hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management and/or hedging, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative values trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to maintain its ability to generate income at prevailing market rates and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers and to speculate on changes in credit quality. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. The Fund entered into contracts for difference as a substitute for investment in physical securities, to obtain exposure to or hedge changes in securities prices, to obtain short exposure and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/BlackRock Global Allocation Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2026
Derivative instruments assets:
Purchased options, at value	4	—	8,619	664	172	9,459
Forward foreign currency contracts	—	—	—	4,075	—	4,075
[7] Variation margin on futures/futures options contracts	—	—	1,799	—	1,860	3,659
[7] Variation margin on swap agreements	—	46	—	—	1,069	1,115
OTC swap agreements	—	142	4,619	—	16	4,777
OTC swap premiums paid	—	615	—	—	—	615
Total derivative instruments assets	4	803	15,037	4,739	3,117	23,700
Derivative instruments liabilities:
Written options, at value	5,271	—	18,469	367	2,443	26,550
Forward foreign currency contracts	—	—	—	9,498	—	9,498
[7] Variation margin on futures/futures options contracts	—	—	4,135	—	1,169	5,304
[7] Variation margin on swap agreements	—	21	—	—	2,661	2,682
OTC swap agreements	—	200	5,441	—	2,299	7,940
OTC swap premiums received	—	53	—	—	—	53
Total derivative instruments liabilities	5,271	274	28,045	9,865	8,572	52,027
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2026
Net realized gain (loss) on:
Purchased option contracts	3,321	(48)	2,591	(207)	(870)	4,787
Written option contracts	(880)	226	16,886	1,559	1,383	19,174
Forward foreign currency contracts	—	—	—	(6,955)	—	(6,955)
Futures/futures options contracts	—	—	10,660	—	6,364	17,024
Swap agreements	—	(210)	(8,282)	—	4,027	(4,465)
Net change in unrealized appreciation (depreciation) on:
Purchased options	(551)	1	775	245	289	759
Written options	(4,122)	(38)	(10,428)	(71)	(990)	(15,649)
Forward foreign currency contracts	—	—	—	(5,409)	—	(5,409)
Futures/futures options contracts	—	—	1,365	—	1,787	3,152
Swap agreements	—	(379)	(747)	—	(24,694)	(25,820)

JNL/BlackRock Global Allocation Fund — Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BCL	2,584	(2,402)	(182)	—
BNP	327	(327)	—	—
BNY	8	—	—	8
BOA	4,480	(4,480)	—	—
CIB	267	(109)	—	158
CIT	385	(385)	—	—
DUB	86	(86)	—	—
GSC	332	(332)	—	—
HSB	231	(231)	—	—
JPM	1,249	(1,249)	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL/BlackRock Global Allocation Fund — Derivative and Financial Instruments Eligible for Offset (continued)
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty* (continued)
MSC	329	(329)	—	—
RBC	3	(1)	(2)	—
RBS	82	(82)	—	—
SGS	3	(3)	—	—
TDB	34	—	—	34
UBS	179	(48)	—	131
WFI	174	(174)	—	—
Derivatives eligible for offset	10,753	(10,238)	(184)	331
Derivatives not eligible for offset	12,947
	23,700
Derivative Liabilities by Counterparty*
BCL	2,402	(2,402)	—	—
BNP	903	(327)	(576)	—
BOA	5,125	(4,480)	(645)	—
CBA	115	—	—	115
CIB	109	(109)	—	—
CIT	1,130	(385)	(370)	375
DUB	381	(86)	(295)	—
GSC	2,076	(332)	(750)	994
HSB	255	(231)	—	24
JPM	4,341	(1,249)	—	3,092
MSC	1,455	(329)	(730)	396
NSI	314	—	(300)	14
RBC	1	(1)	—	—
RBS	135	(82)	—	53
SCB	1	—	—	1
SGS	235	(3)	—	232
UBS	48	(48)	—	—
WFI	1,316	(174)	—	1,142
Derivatives eligible for offset	20,342	(10,238)	(3,666)	6,438
Derivatives not eligible for offset	31,685
	52,027

JNL/BlackRock Global Allocation Fund — Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and Liabilities[1,6]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)
Master Forward Transaction Agreement Assets by Counterparty*
CIT	53,113	(53,071)	(42)	—
JPM	3,449	(3,410)	—	39
	56,562	(56,481)	(42)	39
Master Forward Transaction Agreement Liabilities by Counterparty*
CIT	53,071	(53,071)	—	—
JPM	3,410	(3,410)	—	—
	56,481	(56,481)	—	—

JNL/BlackRock Global Allocation Fund — Average Derivative Volume
	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	29,580	1,762,628	1,380,907	2,095,778	74,977	36,271	144,774

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL/DoubleLine Core Fixed Income Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies.

JNL/DoubleLine Core Fixed Income Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2026
Derivative instruments assets:
[7] Variation margin on futures/futures options contracts	—	—	—	—	1,319	1,319
Total derivative instruments assets	—	—	—	—	1,319	1,319
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	10	—	10
[7] Variation margin on futures/futures options contracts	—	—	—	—	2,433	2,433
Total derivative instruments liabilities	—	—	—	10	2,433	2,443
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2026
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	132	—	132
Futures/futures options contracts	—	—	—	—	(18,293)	(18,293)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(13)	—	(13)
Futures/futures options contracts	—	—	—	—	(2,484)	(2,484)

JNL/DoubleLine Core Fixed Income Fund — Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	1,319
	1,319
Derivative Liabilities by Counterparty*
GSC	10	—	—	10
Derivatives eligible for offset	10	—	—	10
Derivatives not eligible for offset	2,433
	2,443

JNL/DoubleLine Core Fixed Income Fund — Average Derivative Volume
	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	2,050,913	2,254

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL/Fidelity Institutional AM Total Bond Fund Derivative Strategies – The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as a part of its investment strategy and to obtain exposure to or hedge changes in interest rates, inflation and in interest rate swap valuations. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to provide a measure of protection against defaults of issuers, to speculate on changes in credit quality, on asset-backed securities to provide a measure of protection against defaults of the referenced obligation and on asset-backed securities to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default used in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds.

JNL/Fidelity Institutional AM Total Bond Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2026
Derivative instruments assets:
Purchased options, at value	—	—	—	—	563	563
Forward foreign currency contracts	—	—	—	1	—	1
[7] Variation margin on futures/futures options contracts	—	—	—	—	4	4
[7] Variation margin on swap agreements	—	—	—	—	44	44
OTC swap agreements	—	75	—	—	—	75
OTC swap premiums paid	—	90	—	—	—	90
Total derivative instruments assets	—	165	—	1	611	777
Derivative instruments liabilities:
Written options, at value	—	—	—	—	172	172
[7] Variation margin on futures/futures options contracts	—	—	—	—	308	308
[7] Variation margin on swap agreements	—	—	—	—	26	26
OTC swap agreements	—	16	—	—	—	16
OTC swap premiums received	—	76	—	—	—	76
Total derivative instruments liabilities	—	92	—	—	506	598
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2026
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	(219)	(219)
Written option contracts	—	—	—	—	(37)	(37)
Futures/futures options contracts	—	—	—	—	(3,575)	(3,575)
Swap agreements	—	(56)	—	—	634	578
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	313	313
Written options	—	—	—	—	36	36
Forward foreign currency contracts	—	—	—	1	—	1
Futures/futures options contracts	—	—	—	—	592	592
Swap agreements	—	46	—	—	107	153

JNL/Fidelity Institutional AM Total Bond Fund — Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BOA	14	(14)	—	—
CIT	127	(1)	—	126
GSC	333	(2)	(67)	264
JPM	80	(12)	—	68
MSC	85	(1)	—	84
Derivatives eligible for offset	639	(30)	(67)	542
Derivatives not eligible for offset	138
	777
Derivative Liabilities by Counterparty*
BOA	172	(14)	—	158
CIT	1	(1)	—	—
GSC	2	(2)	—	—
JPM	12	(12)	—	—
MSC	1	(1)	—	—
Derivatives eligible for offset	188	(30)	—	158
Derivatives not eligible for offset	410
	598

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL/Fidelity Institutional AM Total Bond Fund — Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and Liabilities[1,6]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)
Master Forward Transaction Agreement Assets by Counterparty*
BCL	7,776	(7,753)	—	23
BOA	5,221	(5,215)	—	6
CIT	4,919	(4,919)	—	—
GSC	14,967	(14,966)	—	1
JPM	3,352	(3,335)	—	17
MSC	18,000	(18,000)	—	—
WFI	5,795	(5,795)	—	—
	60,030	(59,983)	—	47
Master Forward Transaction Agreement Liabilities by Counterparty*
BCL	7,753	(7,753)	—	—
BOA	5,215	(5,215)	—	—
CIT	4,920	(4,919)	—	1
GSC	14,966	(14,966)	—	—
JPM	3,335	(3,335)	—	—
MSC	18,004	(18,000)	—	4
WFI	5,795	(5,795)	—	—
	59,988	(59,983)	—	5

JNL/Fidelity Institutional AM Total Bond Fund — Average Derivative Volume
	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	755	171,364	18	49,751	6,787

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL/JPMorgan Hedged Equity Fund Derivative Strategies - The Fund entered into options contracts as a means of risk management/hedging. The Fund entered into futures contracts as a means of risk management/hedging and to manage cash flows.

JNL/JPMorgan Hedged Equity Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2026
Derivative instruments assets:
Purchased options, at value	—	—	9,832	—	—	9,832
[7] Variation margin on futures/futures options contracts	—	—	1,009	—	—	1,009
Total derivative instruments assets	—	—	10,841	—	—	10,841
Derivative instruments liabilities:
Written options, at value	—	—	10,101	—	—	10,101
[7] Variation margin on futures/futures options contracts	—	—	476	—	—	476
Total derivative instruments liabilities	—	—	10,577	—	—	10,577
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2026
Net realized gain (loss) on:
Purchased option contracts	—	—	(28,720)	—	—	(28,720)
Written option contracts	—	—	(48,869)	—	—	(48,869)
Futures/futures options contracts	—	—	1,480	—	—	1,480
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	(251)	—	—	(251)
Written options	—	—	(134)	—	—	(134)
Futures/futures options contracts	—	—	112	—	—	112

JNL/JPMorgan Hedged Equity Fund — Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	10,841
	10,841
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	10,577
	10,577

JNL/JPMorgan Hedged Equity Fund — Average Derivative Volume
	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)
Average monthly volume	27,387	7,770

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL/JPMorgan Nasdaq Hedged Equity Fund Derivative Strategies - The Fund entered into options contracts as a means of risk management/hedging. The Fund entered into futures contracts as a means of risk management/hedging and to manage cash flows.

JNL/JPMorgan Nasdaq Hedged Equity Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2026
Derivative instruments assets:
Purchased options, at value	—	—	1,516	—	—	1,516
[7] Variation margin on futures/futures options contracts	—	—	349	—	—	349
Total derivative instruments assets	—	—	1,865	—	—	1,865
Derivative instruments liabilities:
Written options, at value	—	—	1,464	—	—	1,464
[7] Variation margin on futures/futures options contracts	—	—	175	—	—	175
Total derivative instruments liabilities	—	—	1,639	—	—	1,639
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2026
Net realized gain (loss) on:
Purchased option contracts	—	—	(1,861)	—	—	(1,861)
Written option contracts	—	—	(8,313)	—	—	(8,313)
Futures/futures options contracts	—	—	242	—	—	242
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	4	—	—	4
Written options	—	—	7	—	—	7
Futures/futures options contracts	—	—	21	—	—	21

JNL/JPMorgan Nasdaq Hedged Equity Fund — Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	1,865
	1,865
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	1,639
	1,639

JNL/JPMorgan Nasdaq Hedged Equity Fund — Average Derivative Volume
	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)
Average monthly volume	2,400	731

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL/Mellon World Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/Mellon World Index Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2026
Derivative instruments assets:
[7] Variation margin on futures/futures options contracts	—	—	28	—	—	28
Total derivative instruments assets	—	—	28	—	—	28
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	11	—	11
[7] Variation margin on futures/futures options contracts	—	—	1	—	—	1
Total derivative instruments liabilities	—	—	1	11	—	12
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2026
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(21)	—	(21)
Futures/futures options contracts	—	—	563	—	—	563
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(17)	—	(17)
Futures/futures options contracts	—	—	25	—	—	25

JNL/Mellon World Index Fund — Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	28
	28
Derivative Liabilities by Counterparty*
CBA	2	—	—	2
HSB	9	—	—	9
Derivatives eligible for offset	11	—	—	11
Derivatives not eligible for offset	1
	12

JNL/Mellon World Index Fund — Average Derivative Volume
	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	6,714	1,414

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL/Neuberger Berman Strategic Income Fund Derivative Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates, to hedge accrued dividends and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management/hedging, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to maintain its ability to generate income at prevailing market rates and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers, to speculate on changes in credit quality, to manage duration at the cross-sector level, on asset-backed securities to provide a measure of protection against defaults of the referenced obligation and on asset-backed securities to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default used in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/Neuberger Berman Strategic Income Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2026
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	3,374	—	3,374
[7] Variation margin on futures/futures options contracts	—	—	—	—	510	510
[7] Variation margin on swap agreements	—	24	—	—	56	80
OTC swap agreements	—	35	—	—	—	35
Total derivative instruments assets	—	59	—	3,374	566	3,999
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	836	—	836
[7] Variation margin on futures/futures options contracts	—	—	—	—	661	661
[7] Variation margin on swap agreements	—	13	—	—	—	13
OTC swap agreements	—	26	—	—	58	84
Total derivative instruments liabilities	—	39	—	836	719	1,594
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2026
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	1,906	—	1,906
Futures/futures options contracts	—	—	—	—	(5,729)	(5,729)
Swap agreements	—	(510)	—	—	401	(109)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	2,418	—	2,418
Futures/futures options contracts	—	—	—	—	(935)	(935)
Swap agreements	—	160	—	—	(437)	(277)

JNL/Neuberger Berman Strategic Income Fund — Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BCL	424	(1)	—	423
CIT	1,237	(440)	—	797
GSC	645	(256)	—	389
JPM	844	(155)	(689)	—
SCB	139	(54)	—	85
SSB	120	(14)	—	106
Derivatives eligible for offset	3,409	(920)	(689)	1,800
Derivatives not eligible for offset	590
	3,999
Derivative Liabilities by Counterparty*
BCL	1	(1)	—	—
CIT	440	(440)	—	—
GSC	256	(256)	—	—
JPM	155	(155)	—	—
SCB	54	(54)	—	—
SSB	14	(14)	—	—
Derivatives eligible for offset	920	(920)	—	—
Derivatives not eligible for offset	674
	1,594

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL/Neuberger Berman Strategic Income Fund — Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and Liabilities[1,6]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)
Master Forward Transaction Agreement Assets by Counterparty*
BNP	21,892	(21,819)	—	73
BOA	2,491	(2,484)	—	7
CIT	46,596	(46,478)	—	118
JPM	4,498	(4,465)	—	33
MSC	45,406	(45,278)	(128)	—
MZS	10,971	(10,941)	—	30
WFI	31,721	(31,593)	—	128
	163,575	(163,058)	(128)	389
Master Forward Transaction Agreement Liabilities by Counterparty*
BNP	21,819	(21,819)	—	—
BOA	2,484	(2,484)	—	—
CIT	46,478	(46,478)	—	—
JPM	4,465	(4,465)	—	—
MSC	45,278	(45,278)	—	—
MZS	10,941	(10,941)	—	—
WFI	31,593	(31,593)	—	—
	163,058	(163,058)	—	—

JNL/Neuberger Berman Strategic Income Fund — Average Derivative Volume
	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	370,217	190,662	5,235	11,178	30,930

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL/PIMCO Income Fund Derivative Strategies – The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, inflation, interest rate swap valuations and credit default swap valuations and to take position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to obtain credit exposure and to provide a measure of protection against defaults of issuers.

JNL/PIMCO Income Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2026
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	4,185	—	4,185
[7] Variation margin on futures/futures options contracts	—	—	—	—	836	836
[7] Variation margin on swap agreements	—	6	—	—	4,137	4,143
OTC swap agreements	—	2,257	—	—	—	2,257
OTC swap premiums paid	—	1,512	—	—	—	1,512
Total derivative instruments assets	—	3,775	—	4,185	4,973	12,933
Derivative instruments liabilities:
Written options, at value	—	—	—	—	119	119
Forward foreign currency contracts	—	—	—	11,639	—	11,639
[7] Variation margin on futures/futures options contracts	—	—	—	—	2,736	2,736
[7] Variation margin on swap agreements	—	47	—	—	1,779	1,826
OTC swap agreements	—	142	—	—	—	142
OTC swap premiums received	—	1,732	—	—	—	1,732
Total derivative instruments liabilities	—	1,921	—	11,639	4,634	18,194
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2026
Net realized gain (loss) on:
Written option contracts	—	—	—	—	115	115
Forward foreign currency contracts	—	—	—	(1,771)	—	(1,771)
Futures/futures options contracts	—	—	—	—	(19,885)	(19,885)
Swap agreements	—	880	—	—	14,041	14,921
Net change in unrealized appreciation (depreciation) on:
Written options	—	—	—	—	89	89
Forward foreign currency contracts	—	—	—	(5,914)	—	(5,914)
Futures/futures options contracts	—	—	—	—	6,138	6,138
Swap agreements	—	522	—	—	(7,360)	(6,838)

JNL/PIMCO Income Fund — Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BCL	418	(302)	—	116
BOA	1,293	(934)	(359)	—
CIT	179	(179)	—	—
DUB	72	(16)	—	56
GSC	3,152	(3,152)	—	—
HSB	577	(577)	—	—
JPM	751	(751)	—	—
Derivatives eligible for offset	6,442	(5,911)	(359)	172
Derivatives not eligible for offset	6,491
	12,933
Derivative Liabilities by Counterparty*
BCL	302	(302)	—	—
BOA	934	(934)	—	—
CIT	2,128	(179)	(1,949)	—
DUB	16	(16)	—	—
GSC	4,193	(3,152)	(1,041)	—
HSB	1,559	(577)	(556)	426
JPM	2,660	(751)	(1,096)	813
Derivatives eligible for offset	11,792	(5,911)	(4,642)	1,239
Derivatives not eligible for offset	6,402
	18,194

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL/PIMCO Income Fund — Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and Liabilities[1,6]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)
Master Forward Transaction Agreement Assets by Counterparty*
BCL	114,581	(113,955)	(320)	306
BOA	140,359	(140,028)	(331)	—
CIT	64,897	(64,897)	—	—
GSC	4,864	(4,864)	—	—
JPM	181,482	(181,411)	(71)	—
MSC	433,933	(433,288)	(437)	208
MZS	37,266	(37,072)	—	194
	977,382	(975,515)	(1,159)	708
Master Forward Transaction Agreement Liabilities by Counterparty*
BCL	113,955	(113,955)	—	—
BOA	140,028	(140,028)	—	—
CIT	64,947	(64,897)	—	50
GSC	4,864	(4,864)	—	—
JPM	181,411	(181,411)	—	—
MSC	433,288	(433,288)	—	—
MZS	37,072	(37,072)	—	—
	975,565	(975,515)	—	50

JNL/PIMCO Income Fund — Average Derivative Volume
	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	43	1,055,017	561,498	2,510,361	332,394

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL/PIMCO Investment Grade Credit Bond Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, as a means of risk management, to generate income, to obtain exposure to or hedge changes in interest rates, securities prices, inflation, interest rate swap valuations and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure and to provide a measure of protection against defaults of issuers.

JNL/PIMCO Investment Grade Credit Bond Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2026
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	2,985	—	2,985
[7] Variation margin on futures/futures options contracts	—	—	—	—	18	18
[7] Variation margin on swap agreements	—	2	—	—	703	705
OTC swap agreements	—	4	—	—	—	4
OTC swap premiums paid	—	1,163	—	—	—	1,163
Total derivative instruments assets	—	1,169	—	2,985	721	4,875
Derivative instruments liabilities:
Written options, at value	—	—	—	—	27	27
Forward foreign currency contracts	—	—	—	850	—	850
[7] Variation margin on futures/futures options contracts	—	—	—	—	971	971
[7] Variation margin on swap agreements	—	32	—	—	77	109
OTC swap agreements	—	40	—	—	—	40
Total derivative instruments liabilities	—	72	—	850	1,075	1,997
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2026
Net realized gain (loss) on:
Purchased option contracts	—	—	—	(27)	—	(27)
Written option contracts	—	9	—	27	310	346
Forward foreign currency contracts	—	—	—	(241)	—	(241)
Futures/futures options contracts	—	—	—	—	(8,398)	(8,398)
Swap agreements	—	630	—	—	544	1,174
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	14	—	14
Written options	—	—	—	6	(6)	—
Forward foreign currency contracts	—	—	—	3,382	—	3,382
Futures/futures options contracts	—	—	—	—	4,007	4,007
Swap agreements	—	527	—	—	1,179	1,706

JNL/PIMCO Investment Grade Credit Bond Fund — Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
ANZ	122	(12)	—	110
BCL	173	(19)	(154)	—
BNP	1,107	(68)	(1,039)	—
BOA	103	(54)	(49)	—
CIT	78	(78)	—	—
DUB	51	(17)	—	34
GSC	631	(67)	(564)	—
HSB	448	(254)	—	194
JPM	228	(228)	—	—
SCB	47	(47)	—	—
UBS	1	—	—	1
Derivatives eligible for offset	2,989	(844)	(1,806)	339
Derivatives not eligible for offset	1,886
	4,875
Derivative Liabilities by Counterparty*
ANZ	12	(12)	—	—
BCL	19	(19)	—	—
BNP	68	(68)	—	—
BOA	54	(54)	—	—
BPC	3	—	—	3
CIT	78	(78)	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL/PIMCO Investment Grade Credit Bond Fund — Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Liabilities by Counterparty*(continued)
DUB	17	(17)	—	—
GSC	67	(67)	—	—
HSB	254	(254)	—	—
JPM	273	(228)	—	45
MSC	3	—	(2)	1
SCB	47	(47)	—	—
Derivatives eligible for offset	895	(844)	(2)	49
Derivatives not eligible for offset	1,102
	1,997

JNL/PIMCO Investment Grade Credit Bond Fund — Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and Liabilities[1,6]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)
Master Forward Transaction Agreement Assets by Counterparty*
BCL	10,037	(10,037)	—	—
BNP	2,441	(2,441)	—	—
BOA	4,485	(4,454)	—	31
GSC	18,755	(18,755)	—	—
JPM	10,847	(10,847)	—	—
UBS	21,865	(21,865)	—	—
WFI	35,672	(35,537)	(135)	—
	104,102	(103,936)	(135)	31
Master Forward Transaction Agreement Liabilities by Counterparty*
BCL	10,155	(10,037)	—	118
BNP	2,461	(2,441)	—	20
BOA	4,454	(4,454)	—	—
GSC	18,766	(18,755)	—	11
JPM	10,874	(10,847)	—	27
UBS	21,976	(21,865)	—	111
WFI	35,537	(35,537)	—	—
	104,223	(103,936)	—	287

JNL/PIMCO Investment Grade Credit Bond Fund — Average Derivative Volume
	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	122	501,452	292,835	203,574	211,455

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL/PIMCO Real Return Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, and to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, inflation, interest rate swap valuations and credit default swap valuations. The Fund entered into futures contracts as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in interest rates, securities prices and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales, to create foreign currency exposure in U.S. dollar cash balances, and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to maintain its ability to generate income at prevailing market rates and to obtain interest rate and yield curve exposure. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in interest rates and securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/PIMCO Real Return Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2026
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	5,143	—	5,143
[7] Variation margin on futures/futures options contracts	215	—	—	—	618	833
[7] Variation margin on swap agreements	—	—	—	—	1,197	1,197
OTC swap agreements	—	—	—	—	224	224
Total derivative instruments assets	215	—	—	5,143	2,039	7,397
Derivative instruments liabilities:
Written options, at value	—	—	—	—	544	544
Forward foreign currency contracts	—	—	—	1,510	—	1,510
[7] Variation margin on futures/futures options contracts	238	—	—	—	423	661
[7] Variation margin on swap agreements	—	—	—	—	472	472
Total derivative instruments liabilities	238	—	—	1,510	1,439	3,187
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2026
Net realized gain (loss) on:
Written option contracts	—	4	—	—	—	4
Forward foreign currency contracts	—	—	—	534	—	534
Futures/futures options contracts	764	—	—	—	2,043	2,807
Swap agreements	—	—	—	—	2,589	2,589
Net change in unrealized appreciation (depreciation) on:
Written options	—	—	—	—	67	67
Forward foreign currency contracts	—	—	—	4,376	—	4,376
Futures/futures options contracts	670	—	—	—	(336)	334
Swap agreements	—	—	—	—	(3,080)	(3,080)

JNL/PIMCO Real Return Fund — Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
ANZ	174	(15)	—	159
BCL	217	(217)	—	—
BNP	344	(55)	(289)	—
BOA	186	(81)	—	105
CIT	346	(65)	(281)	—
DUB	33	(29)	—	4
GSC	763	(78)	(685)	—
HSB	418	(42)	(320)	56
JPM	184	(184)	—	—
MSC	224	—	(224)	—
SCB	210	(174)	—	36
SGS	2,268	(381)	—	1,887
Derivatives eligible for offset	5,367	(1,321)	(1,799)	2,247
Derivatives not eligible for offset	2,030
	7,397
Derivative Liabilities by Counterparty*
ANZ	15	(15)	—	—
BCL	494	(217)	(277)	—
BNP	55	(55)	—	—
BOA	81	(81)	—	—
CIT	65	(65)	—	—
DUB	29	(29)	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL/PIMCO Real Return Fund — Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Liabilities by Counterparty*(continued)
GSC	78	(78)	—	—
HSB	42	(42)	—	—
JPM	409	(184)	(225)	—
SCB	174	(174)	—	—
SGS	381	(381)	—	—
UBS	231	—	(231)	—
Derivatives eligible for offset	2,054	(1,321)	(733)	—
Derivatives not eligible for offset	1,133
	3,187

JNL/PIMCO Real Return Fund — Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and Liabilities[1,6]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)
Master Forward Transaction Agreement Assets by Counterparty*
BCL	879,510	(879,510)	—	—
BOA	18,549	(18,549)	—	—
CIT	6,283	(6,283)	—	—
GSC	13,025	(12,983)	—	42
JPM	20,230	(20,185)	(45)	—
MSC	65,045	(64,870)	(175)	—
	1,002,642	(1,002,380)	(220)	42
Master Forward Transaction Agreement Liabilities by Counterparty*
BCL	884,650	(879,510)	—	5,140
BOA	18,599	(18,549)	—	50
CIT	6,293	(6,283)	—	10
GSC	12,983	(12,983)	—	—
JPM	20,185	(20,185)	—	—
MSC	64,870	(64,870)	—	—
	1,007,580	(1,002,380)	—	5,200

JNL/PIMCO Real Return Fund — Average Derivative Volume
	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	957	469,830	546,118	657,711	80,103

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL/PPM America Emerging Markets Debt Fund Derivative Strategies – The Fund entered into option contracts as a means of risk management/hedging. The Fund entered into futures contracts as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, and to obtain exposure to or hedge changes in interest rates.

JNL/PPM America Emerging Markets Debt Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2026
Derivative instruments assets:
Purchased options, at value	—	—	93	—	—	93
[7] Variation margin on futures/futures options contracts	—	—	—	—	13	13
Total derivative instruments assets	—	—	93	—	13	106
Derivative instruments liabilities:
Written options, at value	—	—	31	—	—	31
[7] Variation margin on futures/futures options contracts	—	—	—	—	3	3
Total derivative instruments liabilities	—	—	31	—	3	34
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2026
Net realized gain (loss) on:
Futures/futures options contracts	—	—	—	—	38	38
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	(107)	—	—	(107)
Written options	—	—	50	—	—	50
Futures/futures options contracts	—	—	—	11	(58)	(47)

JNL/PPM America Emerging Markets Debt Fund — Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	106
	106
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	34
	34

JNL/PPM America Emerging Markets Debt Fund — Average Derivative Volume
	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)
Average monthly volume	93	5,114

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL/PPM America Investment Grade Credit Fund Derivative Strategies – The Fund entered into futures contracts as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, and to obtain exposure to or hedge changes in interest rates. The Fund entered into credit default swap agreements to hedge a portfolio of credit default swap agreements or bonds.

JNL/PPM America Investment Grade Credit Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2026
Derivative instruments assets:
[7] Variation margin on futures/futures options contracts	—	—	—	—	19	19
Total derivative instruments assets	—	—	—	—	19	19
Derivative instruments liabilities:
[7] Variation margin on futures/futures options contracts	—	—	—	—	25	25
Total derivative instruments liabilities	—	—	—	—	25	25
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2026
Net realized gain (loss) on:
Futures/futures options contracts	—	—	—	—	5	5
Swap agreements	—	5	—	—	—	5
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	87	87

JNL/PPM America Investment Grade Credit Fund — Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	19
	19
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	25
	25

JNL/PPM America Investment Grade Credit Fund — Average Derivative Volume
	Notional Value at Purchase of Futures Contracts ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	10,795	857

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL/T. Rowe Price Capital Appreciation Fund Derivative Strategies - The Fund entered into options contracts as a directional investment to generate income and to obtain exposure to or hedge changes in security prices.

JNL/T. Rowe Price Capital Appreciation Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2026
Derivative instruments liabilities:
Written options, at value	—	—	83,145	—	—	83,145
Total derivative instruments liabilities	—	—	83,145	—	—	83,145
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2026
Net realized gain (loss) on:
Written option contracts	—	—	22,639	—	—	22,639
Net change in unrealized appreciation (depreciation) on:
Written options	—	—	(7,049)	—	—	(7,049)

JNL/T. Rowe Price Capital Appreciation Fund — Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	—
	—
Derivative Liabilities by Counterparty*
BCL	3,439	—	—	3,439
BOA	11,283	—	(11,283)	—
CIT	4,957	—	(4,957)	—
GSC	9,946	—	(9,946)	—
JPM	28,814	—	—	28,814
NSI	597	—	—	597
UBS	13,249	—	—	13,249
WFI	10,860	—	—	10,860
Derivatives eligible for offset	83,145	—	(26,186)	56,959
Derivatives not eligible for offset	—
	83,145

JNL/T. Rowe Price Capital Appreciation Fund — Average Derivative Volume
Cost of Options Purchased and Written ($)
Average monthly volume	45,800

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL/T. Rowe Price Short-Term Bond Fund Derivative Strategies – The Fund entered into options contracts as a means of risk management/hedging and to obtain exposure to or hedge changes in interest rates. The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates.

JNL/T. Rowe Price Short-Term Bond Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2026
Derivative instruments assets:
[7] Variation margin on futures/futures options contracts	—	—	—	—	213	213
Total derivative instruments assets	—	—	—	—	213	213
Derivative instruments liabilities:
[7] Variation margin on futures/futures options contracts	—	—	—	—	172	172
Total derivative instruments liabilities	—	—	—	—	172	172
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2026
Net realized gain (loss) on:
Purchased option contracts	—	424	—	—	—	424
Written option contracts	—	(153)	—	—	—	(153)
Futures/futures options contracts	—	—	—	—	(1,785)	(1,785)
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	(1,168)	(1,168)

JNL/T. Rowe Price Short-Term Bond Fund — Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	213
	213
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	172
	172

JNL/T. Rowe Price Short-Term Bond Fund — Average Derivative Volume
	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)
Average monthly volume	63	423,470

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL/Westchester Capital Event Driven Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income and to obtain exposure to or hedge changes in securities prices. The Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into total return swap agreements as a substitute for investment in physical securities.

JNL/Westchester Capital Event Driven Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2026
Derivative instruments assets:
Purchased options, at value	—	—	210	—	—	210
Forward foreign currency contracts	—	—	—	86	—	86
OTC swap agreements	—	—	1,910	—	—	1,910
Total derivative instruments assets	—	—	2,120	86	—	2,206
Derivative instruments liabilities:
Written options, at value	—	—	543	—	—	543
Forward foreign currency contracts	—	—	—	1	—	1
OTC swap agreements	—	—	2,124	—	—	2,124
Total derivative instruments liabilities	—	—	2,667	1	—	2,668
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2026
Net realized gain (loss) on:
Purchased option contracts	—	—	(411)	—	—	(411)
Written option contracts	—	—	551	—	—	551
Forward foreign currency contracts	—	—	—	25	—	25
Swap agreements	—	—	1,286	—	—	1,286
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	158	—	—	158
Written options	—	—	325	—	—	325
Forward foreign currency contracts	—	—	—	89	—	89
Swap agreements	—	—	(907)	—	—	(907)

JNL/Westchester Capital Event Driven Fund — Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BOA	41	—	—	41
GSC	1,844	(1,844)	—	—
JPM	116	(116)	—	—
Derivatives eligible for offset	2,001	(1,960)	—	41
Derivatives not eligible for offset	205
	2,206
Derivative Liabilities by Counterparty*
GSC	1,995	(1,844)	(151)	—
JPM	224	(116)	(108)	—
Derivatives eligible for offset	2,219	(1,960)	(259)	—
Derivatives not eligible for offset	449
	2,668

JNL/Westchester Capital Event Driven Fund — Average Derivative Volume
	Cost of Options Purchased and Written ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	902	4,296	27,957

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL/WMC Balanced Fund Derivative Strategies – The Fund entered into futures contracts as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in securities prices and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/WMC Balanced Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2026
Derivative instruments liabilities:
[7] Variation margin on futures/futures options contracts	—	—	—	—	44	44
Total derivative instruments liabilities	—	—	—	—	44	44
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2026
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(85)	—	(85)
Futures/futures options contracts	—	—	—	—	253	253
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(1)	—	(1)
Futures/futures options contracts	—	—	—	—	136	136

JNL/WMC Balanced Fund — Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	—
—
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	44
44

JNL/WMC Balanced Fund — Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and Liabilities[1,6]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)
Master Forward Transaction Agreement Assets by Counterparty*
GSC	3,527	(3,527)	—	—
JPM	30,037	(29,948)	—	89
MSC	8,948	(8,944)	—	4
WFI	10,756	(10,739)	—	17
	53,268	(53,158)	—	110
Master Forward Transaction Agreement Liabilities by Counterparty*
GSC	3,538	(3,527)	—	11
JPM	29,948	(29,948)	—	—
MSC	8,944	(8,944)	—	—
WFI	10,739	(10,739)	—	—
	53,169	(53,158)	—	11

JNL/WMC Balanced Fund — Average Derivative Volume
	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	17,050	1,746

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

The financial instruments eligible for offset table is presented for the following Funds, which held derivatives instruments with significant exposure to counterparties which were eligible for offset.

JNL Bond Index Fund — Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and Liabilities[1,6]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)
Master Forward Transaction Agreement Assets by Counterparty*
BCL	1,429	(1,429)	—	—
BOA	6,132	(6,121)	—	11
GSC	2,542	(2,538)	—	4
JPM	19,189	(19,162)	—	27
MSC	15,431	(15,431)	—	—
NSI	3,439	(3,433)	—	6
	48,162	(48,114)	—	48
Master Forward Transaction Agreement Liabilities by Counterparty*
BCL	1,433	(1,429)	—	4
BOA	6,121	(6,121)	—	—
GSC	2,538	(2,538)	—	—
JPM	19,162	(19,162)	—	—
MSC	15,470	(15,431)	—	39
NSI	3,433	(3,433)	—	—
	48,157	(48,114)	—	43

JNL/JPMorgan U.S. Government & Quality Bond Fund — Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and Liabilities[1,6]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)
Master Forward Transaction Agreement Assets by Counterparty*
WFI	2,586	(2,577)	—	9
	2,586	(2,577)	—	9
Master Forward Transaction Agreement Liabilities by Counterparty*
WFI	2,577	(2,577)	—	—
	2,577	(2,577)	—	—

JNL/PPM America Total Return Fund — Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and Liabilities[1,6]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)
Master Forward Transaction Agreement Assets by Counterparty*
MSC	7,688	(7,688)	—	—
MZS	12,828	(12,763)	—	65
NSI	6,274	(6,274)	—	—
	26,790	(26,725)	—	65
Master Forward Transaction Agreement Liabilities by Counterparty*
MSC	7,704	(7,688)	—	16
MZS	12,763	(12,763)	—	—
NSI	6,298	(6,274)	—	24
	26,765	(26,725)	—	40

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL/DoubleLine Shiller Enhanced CAPE Fund — Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BCL	497	(497)	—	—
BNP	3,281	(3,281)	—	—
BOA	829	(829)	—	—
CIB	2,871	(2,871)	—	—
Derivatives eligible for offset	7,478	(7,478)	—	—
Derivatives not eligible for offset	—
	7,478
Derivative Liabilities by Counterparty*
BCL	719	(497)	(222)	—
BNP	4,286	(3,281)	—	1,005
BOA	4,388	(829)	(587)	2,972
CIB	6,923	(2,871)	—	4,052
Derivatives eligible for offset	16,316	(7,478)	(809)	8,029
Derivatives not eligible for offset	—
	16,316

1 Amounts eligible for offset are presented on a gross basis in the Statements of Assets and Liabilities.

2 Financial instruments eligible for offset, but not offset in the Statements of Assets and Liabilities.

3 Cash and security collateral not offset in the Statements of Assets and Liabilities. For derivative assets and liabilities, amounts do not reflect over-collateralization.

4 For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default. For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

5 Cash and security collateral pledged or segregated for derivative investments. For assets, amount reflects collateral received from or segregated by the counterparty. For liabilities, amount reflects collateral pledged or segregated by the Fund.

6 Investment liabilities and assets include delayed delivery securities and secured borrowings. Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investments. The net amount reflects net unrealized gain or loss offset by any collateral with the counterparty. The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

7 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

* Counterparties are defined on page 581 in the Schedules of Investments.

The derivative strategy for Funds which had significant derivative exposure during the period is as follows: JNL Mid Cap Index Fund, JNL S&P 500 Index Fund, JNL Small Cap Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar SMID Moat Focus Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. JNL/Goldman Sachs 4 Fund entered into futures contracts to manage cash flows. JNL/DFA International Core Equity Fund entered into futures contracts as a means of short-term cash deployment and to manage cash flows. JNL/DoubleLine Total Return Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. JNL/JPMorgan U.S. Government & Quality Bond Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. JNL/DoubleLine Shiller Enhanced CAPE Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. JNL/Lord Abbett Short Duration Income Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. JNL/Neuberger Berman Commodity Strategy Fund and JNL/Neuberger Berman Gold Plus Strategy Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy. JNL/PPM America Total Return Fund entered into futures contracts as a means of risk management/hedging and to obtain exposure to or hedge changes in interest rates. JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/Causeway International Value Select Fund, JNL/DFA International Core Equity Fund, JNL/First Sentier Global Infrastructure Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco Small Cap Growth Fund, JNL/Loomis Sayles Global Growth Fund, JNL/T. Rowe Price Growth Stock Fund, JNL/WCM Focused International Equity Fund, JNL/WMC Value Fund, JNL/WMC Equity Income Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

The derivative instruments outstanding as of June 30, 2026, as disclosed in the Schedules of Investments, and the amounts of realized gains and losses and change in unrealized gains and losses on derivative instruments during the period ended June 30, 2026, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which did not have significant exposure to more than one type of derivative during the period, the average monthly derivative volume (in thousands) is as follows:

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)
JNL Mid Cap Index Fund	—	30,251	—	—
JNL Small Cap Index Fund	—	14,863	—	—
JNL Multi-Manager Emerging Markets Equity Fund	—	—	5,222	—
JNL Multi-Manager International Equity Fund	—	—	2,204	—
JNL Multi-Manager International Small Cap Fund	—	—	22,168	—
JNL Multi-Manager Small Cap Growth Fund	—	—	7	—
JNL S&P 500 Index Fund	—	2,076	—	—
JNL/BlackRock Global Natural Resources Fund	—	—	670	—
JNL/Causeway International Value Select Fund	—	—	5,781	—
JNL/DFA International Core Equity Fund	—	1,037	170	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	—	—	—	1,345,286
JNL/DoubleLine Total Return Fund	—	1,314,719	—	—
JNL/First Sentier Global Infrastructure Fund	—	—	358	—
JNL/Goldman Sachs 4 Fund	—	27,026	—	—
JNL/GQG Emerging Markets Equity Fund	—	—	2,687	—
JNL/Invesco Small Cap Growth Fund	—	—	18	—
JNL/JPMorgan U.S. Government & Quality Bond Fund	210	26,233	—	—
JNL/Loomis Sayles Global Growth Fund	—	—	398	—
JNL/Lord Abbett Short Duration Income Fund	—	376,225	—	—
JNL/Mellon Communication Services Sector Fund	—	5,108	—	—
JNL/Mellon Consumer Discretionary Sector Fund	—	4,430	—	—
JNL/Mellon Consumer Staples Sector Fund	—	2,506	—	—
JNL/Mellon Dow Index Fund	—	6,206	—	—
JNL/Mellon Energy Sector Fund	—	11,704	—	—
JNL/Mellon Financial Sector Fund	—	8,101	—	—
JNL/Mellon Healthcare Sector Fund	—	15,820	—	—
JNL/Mellon Industrials Sector Fund	—	3,096	—	—
JNL/Mellon Information Technology Sector Fund	—	34,485	—	—
JNL/Mellon Materials Sector Fund	—	1,321	—	—
JNL/Mellon Nasdaq 100 Index Fund	—	46,829	—	—
JNL/Mellon Real Estate Sector Fund	—	1,417	—	—
JNL/Mellon S&P 500 Index Fund	—	89,577	—	—
JNL/Mellon U.S. Stock Market Index Fund	—	37,550	—	—
JNL/Mellon Utilities Sector Fund	—	3,401	—	—
JNL/MFS Equity Income Fund	—	—	422	—
JNL/MFS Mid Cap Value Fund	—	—	32	—
JNL/Morningstar SMID Moat Focus Index Fund	—	254	—	—
JNL/Morningstar U.S. Sustainability Index Fund	—	1,169	—	—
JNL/Morningstar Wide Moat Index Fund	—	3,707	—	—
JNL/Neuberger Berman Commodity Strategy Fund	—	67,621	—	—
JNL/Neuberger Berman Gold Plus Strategy Fund	—	122,936	—	—
JNL/PPM America High Yield Bond Fund	—	1,105	1,087	—
JNL/PPM America Total Return Fund	—	188,927	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund	—	1,832	—	—
JNL/RAFI Multi-Factor U.S. Equity Fund	—	12,137	—	—
JNL/T. Rowe Price Growth Stock Fund	—	—	23	—
JNL/WCM Focused International Equity Fund	—	—	11,881	—
JNL/WMC Equity Income Fund	—	—	609	—
JNL/WMC Value Fund	—	—	79	—

Pledged or Segregated Collateral. The following tables summarize cash and securities collateral pledged (in thousands) at June 30, 2026 for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

		Futures Contracts		Options Contracts
	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Securities($)
JNL Mid Cap Index Fund	GSC	1,601	—	—
JNL Small Cap Index Fund	GSC	1,214	—	—
JNL S&P 500 Index Fund	GSC	153	—	—
JNL/DoubleLine Total Return Fund	JPM	12,648	—	—
JNL/Goldman Sachs 4 Fund	BOA	1,874	—	—
JNL/JPMorgan Nasdaq Hedged Equity Fund	BOA	745	—	30,341
JNL/JPMorgan U.S. Government & Quality Bond Fund	BOA	—	439	—
JNL/Lord Abbett Short Duration Income Fund	BOA	1,527	—	—
JNL/Mellon Communication Services Sector Fund	GSC	223	—	—
JNL/Mellon Consumer Discretionary Sector Fund	GSC	415	—	—
JNL/Mellon Consumer Staples Sector Fund	GSC	160	—	—
JNL/Mellon Dow Index Fund	GSC	380	—	—
JNL/Mellon Energy Sector Fund	GSC	744	—	—
JNL/Mellon Financial Sector Fund	GSC	541	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

		Futures Contracts		Options Contracts
	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Securities($)
JNL/Mellon Healthcare Sector Fund	GSC	750	—	—
JNL/Mellon Industrials Sector Fund	GSC	192	—	—
JNL/Mellon Information Technology Sector Fund	GSC	2,968	—	—
JNL/Mellon Materials Sector Fund	GSC	142	—	—
JNL/Mellon Nasdaq 100 Index Fund	GSC	4,134	—	—
JNL/Mellon Real Estate Sector Fund	GSC	189	—	—
JNL/Mellon S&P 500 Index Fund	GSC	7,168	—	—
JNL/Mellon U.S. Stock Market Index Fund	GSC	1,143	—	—
JNL/Mellon Utilities Sector Fund	GSC	239	—	—
JNL/Morningstar SMID Moat Focus Index Fund	GSC	4	—	—
JNL/Morningstar U.S. Sustainability Index Fund	GSC	113	—	—
JNL/Morningstar Wide Moat Index Fund	GSC	201	—	—
JNL/Neuberger Berman Commodity Strategy Fund	GSC	6,286	—	—
JNL/Neuberger Berman Gold Plus Strategy Fund	GSC	5,597	—	—
JNL/PPM America Total Return Fund	MLP	1,154	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund	GSC	109	—	—
JNL/RAFI Multi-Factor U.S. Equity Fund	GSC	436	—	—

		Securities Sold Short
	Lending Agent/Prime Broker	Pledged Cash($)	Segregated Securities($)
JNL Multi-Manager Alternative Fund	JPM	4,286	377,693
JNL/BlackRock Global Allocation Fund	UBS	13	—
JNL/Westchester Capital Event Driven Fund	JPM	1,207	—

NOTE 7. PRINCIPAL RISKS

Market and Volatility Risk. In the normal course of business, certain Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s NAV per share to experience significant appreciation or depreciation in value over short periods of time.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because certain Funds may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, including (if applicable) as a result of its investment objective to track the performance of an index, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Feeder Funds, Funds of Funds, and Underlying Fund Investment Risks. The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments. The value of an investment in a Fund of Funds changes with the values of the corresponding underlying funds and their investments. The Master Fund’s and underlying fund’s shares may be purchased by other investment companies and shareholders. In some cases, the Master Fund or underlying fund may experience large subscriptions or redemptions due to allocation changes or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance. As it relates to Funds of Funds and Master Feeder Funds, each Fund’s prospectus includes a discussion of the principal investment risks of the Master Fund or underlying fund in which it invests, if applicable. Additional risks associated with a Master Fund’s or underlying fund’s investments are described within the respective Master Fund’s or underlying fund’s annual financial statements. The American Funds Insurance Series Master Funds’ shareholder reports and financial statements are also available on the SEC’s website at www.sec.gov.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Like credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled, or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds' exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds' Statements of Assets and Liabilities. For certain derivative contracts (including futures, options on futures and certain swaps), the potential loss could exceed the value of the financial assets recorded in the financial statements for each Fund (or Master Fund or underlying fund, as applicable).

A Master Fund or underlying fund manages credit and counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. A Master Fund’s or underlying fund’s Adviser(s) and sub-advisers attempt to mitigate credit and counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Master Fund and underlying fund restrict their exposure to credit and counterparty losses by entering into master netting agreements with counterparties with whom they undertake a significant volume of transactions. In the event of default, the total fair value exposure would be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Securities Risk. Investing in securities of foreign companies or issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. Government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Leverage Risk. Certain Funds may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions may involve leverage of a Fund’s assets. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Emerging Market Securities Risk. Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

Sanction Risk. When sanctions are placed on a country, a Fund may experience limitations on its investments including the inability to dispose of securities in that country, the inability to settle securities transactions in that country and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities. Investments in sanctioned countries are subject to several risks, including, but not limited to, liquidity risk, foreign securities risk and currency risk. Russia launched a large-scale invasion of Ukraine in February 2022, which resulted in the U.S. Government imposing sanctions on Russia. The current and any future sanctions or other government actions against Russia may result in the decline in the value and liquidity of Russian securities, devaluation of Russian currency, a downgrade in Russia’s credit rating, the inability to freely trade sanctioned companies (either due to the sanctions imposed or related operational issues) and/or other adverse consequences to the Russian economy, any of which could negatively impact the Fund’s investments in Russian securities. In addition, the U.S. Government has imposed restrictions on U.S. investor participation in publicly traded securities of certain companies with ties to China’s military or surveillance industry (each a “CMIC Company”). If the Fund holds securities in a company later deemed to be a CMIC Company, the Fund may be forced to sell such securities and incur a loss. Such restrictions could also adversely affect China’s economy.

Real Estate Investment Risk. Certain Funds may concentrate their assets in the real estate industry and investments in these Funds will be closely linked to the performance of the real estate markets. Risks of investing in real estate securities include falling property values due to increasing vacancies in rental properties, declining rents resulting from economic, legal, tax, cultural, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and other market conditions.

Artificial Intelligence Risk. Recent technological developments in, and the increasingly widespread use of, Artificial Intelligence ("AI") Technologies may pose risks to the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

Technologies. As AI Technologies are used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Funds. The legal and regulatory frameworks within which AI Technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund, a Sub-Adviser or a service provider could cause business failures or delays in daily processing and a Fund may need to delay transactions, consistent with regulatory requirements, as a result and could impact the performance of a Fund. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence, could exacerbate these risks or result in cybersecurity incidents that implicate personal data.

Market Disruption and Geopolitical Risk. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries. Political disruptions, terrorism, armed conflicts, tariffs or the threat of tariffs, other restrictions on trade or economic sanctions, global health crises and pandemics, and geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the prolonged armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, and potential conflict between China and Taiwan (including if China were to attempt unification of Taiwan by force) may adversely affect the value of the Funds’ investments. In addition, the Iranian conflict that commenced in February 2026 may result in market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations in currency. Escalation of hostilities in the Middle East could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of this conflict is impossible to predict. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments and the Funds. Any of these occurrences could disrupt the operations of the Funds and of the Funds’ service providers.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. Under an investment advisory and management agreement with JNAM, which applies to all Funds except the JNL Mellon Master Funds, JNAM provides investment management services. Each Fund, except the JNL Mellon Master Funds, pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

The advisory fee JNAM charges to the JNL Mellon Master Funds is a unitary fee and is shown in the schedule below. Under the unitary fee agreement for the JNL Mellon Master Funds, JNAM pays all of these Funds' expenses, except the advisory fees and expenses payable under the agreement, anti-money laundering service fees, borrowing expenses, brokerage commissions, licensing costs, registration fees, Rule 12b-1 fees, short sales costs, taxes, expenses related to these Funds' Chief Compliance Officer, Trustee insurance premiums and other Trustee insurance expenses, fees and expenses of the Independent Trustees and of independent legal counsel to the Independent Trustees, and nonrecurring and extraordinary expenses.

JNAM also serves as the Administrator to the Funds. The Funds, except the JNL Mellon Master Funds and the JNL Mellon Feeder Funds, pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. The JNL Mellon Feeder Funds pay JNAM an administrative fee, as shown in the schedule below, equal to a certain percentage of the average daily net assets of each such Fund's respective JNL Mellon Master Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer. The JNL Mellon Master Funds have a unitary fee structure, as described above, and therefore do not pay JNAM an administrative fee.

The following schedules indicate the range of the advisory fee or the unitary fee, as applicable, at various net asset levels and the administrative fee each Fund, except for the JNL Mellon Master Funds, was obligated to pay JNAM.

Advisory Fees

	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2026
JNL/American Funds Balanced Fund	$0 to $500 million	.550%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.50%
JNL/American Funds Bond Fund of America Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.375%
	$3 billion to $5 billion	.350%
	Over $5 billion	.340%	.40%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2026
JNL/American Funds Capital Income Builder Fund	$0 to $1 billion	.525%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.52%
JNL/American Funds Global Growth Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.64%
JNL/American Funds Growth Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.59%
JNL/American Funds Growth-Income Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.54%
JNL/American Funds International Fund	$0 to $1 billion	.750%
	$1 billion to $3 billion	.700%
	$3 billion to $5 billion	.690%
	Over $5 billion	.680%	.73%
JNL/American Funds New World Fund	$0 to $1 billion	.950%
	$1 billion to $3 billion	.900%
	$3 billion to $5 billion	.890%
	Over $5 billion	.880%	.93%
JNL/American Funds Washington Mutual Investors Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.56%
JNL/Mellon Bond Index Fund	$0 to $500 million	.180%
	$500 million to $750 million	.150%
	$750 million to $3 billion	.140%
	$3 billion to $5 billion	.130%
	Over $5 billion	.120%	.16%
JNL/Mellon Emerging Markets Index Fund	$0 to $500 million	.300%
	$500 million to $750 million	.250%
	$750 million to $3 billion	.200%
	$3 billion to $5 billion	.190%
	Over $5 billion	.180%	.26%
JNL/Mellon International Index Fund	$0 to $500 million	.200%
	$500 million to $750 million	.150%
	$750 million to $3 billion	.140%
	$3 billion to $5 billion	.130%
	Over $5 billion	.120%	.15%
JNL/Mellon S&P 400 MidCap Index Fund	$0 to $500 million	.190%
	$500 million to $750 million	.140%
	$750 million to $3 billion	.130%
	$3 billion to $5 billion	.120%
	Over $5 billion	.110%	.14%
JNL/Mellon Small Cap Index Fund	$0 to $500 million	.190%
	$500 million to $750 million	.140%
	$750 million to $3 billion	.130%
	$3 billion to $5 billion	.120%
	Over $5 billion	.110%	.14%
JNL Aggressive Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.10%
JNL Conservative Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.12%
JNL Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL Moderate Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2026
JNL Moderate Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL Multi-Manager Global Small Cap Fund[1]	All Assets	.000%	.41%
JNL/JPMorgan Managed Aggressive Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL/JPMorgan Managed Conservative Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.12%
JNL/JPMorgan Managed Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL/JPMorgan Managed Moderate Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.10%
JNL/JPMorgan Managed Moderate Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL/American Funds Growth Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.18%
JNL/American Funds Moderate Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/American Funds Moderate Growth Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.19%
JNL Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL Moderate ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL Moderate Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL/Vanguard Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.19%
JNL/Vanguard Moderate ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Vanguard Moderate Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL Bond Index Fund	All Assets	.200%	.20%
JNL Emerging Markets Index Fund	All Assets	.200%	.20%
JNL International Index Fund	All Assets	.200%	.20%
JNL Mid Cap Index Fund	All Assets	.200%	.20%
JNL Small Cap Index Fund	All Assets	.200%	.20%
JNL Multi-Manager Alternative Fund	$0 to $850 million	1.200%
	$850 million to $3 billion	1.100%
	$3 billion to $5 billion	1.090%
	Over $5 billion	1.080%	1.19%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2026
JNL Multi-Manager Emerging Markets Equity Fund[2]	$0 to $250 million	.800%
	$250 million to $3 billion	.750%
	$3 billion to $5 billion	.740%
	Over $5 billion	.730%	.76%
JNL Multi-Manager Floating Rate Income Fund	$0 to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.425%
	$3 billion to $5 billion	.415%
	Over $5 billion	.405%	.48%
JNL Multi-Manager International Equity Fund	$0 to $500 million	.525%
	$500 million to $2 billion	.500%
	$2 billion to $3 billion	.480%
	$3 billion to $5 billion	.470%
	Over $5 billion	.460%	.51%
JNL Multi-Manager International Small Cap Fund[3]	$0 to $1 billion	.740%
	$1 billion to $3 billion	.725%
	$3 billion to $5 billion	.715%
	Over $5 billion	.705%	.75%
JNL Multi-Manager Mid Cap Fund[4,5]	$0 to $500 million	.625%
	$500 million to $1 billion	.600%
	$1 billion to $3 billion	.580%
	$3 billion to $5 billion	.570%
	Over $5 billion	.560%	.62%
JNL Multi-Manager Select Equity Fund	$0 to $1 billion	.530%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.480%
	Over $5 billion	.460%	.52%
JNL Multi-Manager Small Cap Growth Fund	$0 to $100 million	.650%
	$100 million to $500 million	.600%
	$500 million to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.56%
JNL Multi-Manager Small Cap Value Fund	$0 to $200 million	.750%
	$200 million to $500 million	.670%
	$500 million to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.66%
JNL S&P 500 Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/BlackRock Global Allocation Fund[6]	$0 to $1 billion	.600%
	$1 billion to $3 billion	.560%
	$3 billion to $5 billion	.510%
	Over $5 billion	.500%	.57%
JNL/BlackRock Global Natural Resources Fund	$0 to $300 million	.600%
	$300 million to $1 billion	.500%
	$1 billion to $3 billion	.490%
	$3 billion to $5 billion	.480%
	Over $5 billion	.470%	.54%
JNL/BlackRock Large Cap Select Growth Fund	$0 to $150 million	.600%
	$150 million to $500 million	.550%
	$500 million to $750 million	.500%
	$750 million to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.46%
JNL/Causeway International Value Select Fund	$0 to $500 million	.550%
	$500 million to $2 billion	.500%
	$2 billion to $5 billion	.470%
	Over $5 billion	.460%	.50%
JNL/Cohen & Steers U.S. Realty Fund[7]	$0 to $1 billion	.560%
	$1 billion to $3 billion	.530%
	$3 billion to $5 billion	.520%
	Over $5 billion	.510%	.55%
JNL/DFA International Core Equity Fund	$0 to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.45%
JNL/DFA U.S. Core Equity Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.375%
	$3 billion to $5 billion	.360%
	Over $5 billion	.350%	.39%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2026
JNL/DFA U.S. Small Cap Fund	$0 to $3 billion	.530%
	$3 billion to $5 billion	.520%
	Over $5 billion	.510%	.53%
JNL/DoubleLine Core Fixed Income Fund	$0 to $1 billion	.390%
	$1 billion to $3 billion	.360%
	$3 billion to $5 billion	.350%
	Over $5 billion	.340%	.37%
JNL/DoubleLine Emerging Markets Fixed Income Fund	$0 to $500 million	.625%
	$500 million to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.63%
JNL/DoubleLine Shiller Enhanced CAPE Fund	$0 to $500 million	.575%
	$500 million to $1 billion	.550%
	$1 billion to $3 billion	.470%
	$3 billion to $5 billion	.460%
	Over $5 billion	.450%	.54%
JNL/DoubleLine Total Return Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.43%
JNL/Dreyfus Government Money Market Fund	$0 to $500 million	.180%
	$500 million to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.16%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund	$0 to $1 billion	.500%
	$1 billion to $1.5 billion	.450%
	$1.5 billion to $3 billion	.440%
	$3 billion to $5 billion	.430%
	Over $5 billion	.420%	.48%
JNL/Fidelity Institutional AM Total Bond Fund[8]	$0 to $500 million	.390%
	$500 million to $1 billion	.365%
	$1 billion to $3 billion	.320%
	$3 billion to $5 billion	.310%
	Over $5 billion	.300%	.37%
JNL/First Sentier Global Infrastructure Fund	$0 to $500 million	.700%
	$500 million to $1 billion	.650%
	$1 billion to $3 billion	.610%
	$3 billion to $5 billion	.600%
	Over $5 billion	.590%	.70%
JNL/Franklin Templeton Income Fund[9]	$0 to $200 million	.550%
	$200 million to $500 million	.525%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.52%
JNL/Goldman Sachs 4 Fund	$0 to $500 million	.300%
	$500 million to $3 billion	.250%
	$3 billion to $5 billion	.240%
	Over $5 billion	.230%	.25%
JNL/GQG Emerging Markets Equity Fund	$0 to $1 billion	.870%
	$1 billion to $3 billion	.850%
	$3 billion to $5 billion	.825%
	Over $5 billion	.815%	.87%
JNL/Invesco Small Cap Growth Fund[10]	$0 to $1 billion	.630%
	$1 billion to $3 billion	.610%
	$3 billion to $5 billion	.600%
	Over $5 billion	.590%	.63%
JNL/JPMorgan Hedged Equity Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.50%
JNL/JPMorgan MidCap Growth Fund	$0 to $250 million	.600%
	$250 million to $750 million	.550%
	$750 million to $1.5 billion	.500%
	$1.5 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.49%
JNL/JPMorgan Nasdaq Hedged Equity Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.50%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2026
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $150 million	.400%
	$150 million to $300 million	.350%
	$300 million to $500 million	.300%
	$500 million to $3 billion	.250%
	$3 billion to $5 billion	.240%
	Over $5 billion	.230%	.29%
JNL/JPMorgan U.S. Value Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.49%
JNL/Loomis Sayles Global Growth Fund[11]	$0 to $1 billion	.530%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.52%
JNL/Lord Abbett Short Duration Income Fund	$0 to $1 billion	.350%
	$1 billion to $3 billion	.300%
	$3 billion to $5 billion	.290%
	Over $5 billion	.280%	.35%
JNL/Mellon Communication Services Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Consumer Discretionary Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Consumer Staples Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%
JNL/Mellon Dow Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Energy Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Financial Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Healthcare Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/Mellon Industrials Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2026
JNL/Mellon Information Technology Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.16%
JNL/Mellon Materials Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%
JNL/Mellon Nasdaq 100 Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.16%
JNL/Mellon Real Estate Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.20%
JNL/Mellon S&P 500 Index Fund	$0 to $500 million	.170%
	$500 million to $750 million	.130%
	$750 million to $3 billion	.120%
	$3 billion to $5 billion	.110%
	Over $5 billion	.090%	.10%
JNL/Mellon U.S. Stock Market Index Fund	$0 to $1 billion	.175%
	$1 billion to $5 billion	.150%
	Over $5 billion	.140%	.16%
JNL/Mellon Utilities Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%
JNL/Mellon World Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/MFS Equity Income Fund[12]	$0 to $1 billion	.460%
	$1 billion to $3 billion	.420%
	$3 billion to $5 billion	.410%
	Over $5 billion	.400%	.50%
JNL/MFS Mid Cap Value Fund	$0 to $100 million	.600%
	$100 million to $1 billion	.550%
	$1 billion to $3 billion	.540%
	$3 billion to $5 billion	.530%
	Over $5 billion	.520%	.55%
JNL/Morningstar SMID Moat Focus Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Morningstar U.S. Sustainability Index Fund	$0 to $1 billion	.250%
	$1 billion to $3 billion	.200%
	$3 billion to $5 billion	.190%
	Over $5 billion	.180%	.25%
JNL/Morningstar Wide Moat Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Neuberger Berman Commodity Strategy Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.45%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2026
JNL/Neuberger Berman Gold Plus Strategy Fund[13]	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.550%
	Over $5 billion	.540%	.72%
JNL/Neuberger Berman Strategic Income Fund	$0 to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.46%
JNL/Newton Equity Income Fund	$0 to $1 billion	.440%
	$1 billion to $3 billion	.390%
	$3 billion to $5 billion	.380%
	Over $5 billion	.370%	.40%
JNL/PIMCO Income Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.48%
JNL/PIMCO Investment Grade Credit Bond Fund	$0 to $1 billion	.350%
	$1 billion to $3 billion	.300%
	$3 billion to $5 billion	.290%
	Over $5 billion	.280%	.35%
JNL/PIMCO Real Return Fund	$0 to $1 billion	.390%
	$1 billion to $2 billion	.375%
	$2 billion to $3 billion	.365%
	$3 billion to $5 billion	.355%
	Over $5 billion	.345%	.39%
JNL/PPM America Emerging Markets Debt Fund	$0 to $500 million	.625%
	$500 million to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.63%
JNL/PPM America High Yield Bond Fund	$0 to $150 million	.400%
	$150 million to $500 million	.350%
	$500 million to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	.34%
JNL/PPM America Investment Grade Credit Fund	$0 to $1 billion	.375%
	$1 billion to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	.37%
JNL/PPM America Total Return Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.39%
JNL/RAFI Fundamental U.S. Small Cap Fund	$0 to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/RAFI Multi-Factor U.S. Equity Fund	$0 to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/T. Rowe Price Capital Appreciation Equity Fund[14]	$0 to $1 billion	.520%
	$1 billion to $3 billion	.470%
	$3 billion to $5 billion	.460%
	Over $5 billion	.450%	.54%
JNL/T. Rowe Price Capital Appreciation Fund[15]	$0 to $500 million	.575%
	$500 million to $1 billion	.550%
	$1 billion to $3 billion	.520%
	$3 billion to $5 billion	.510%
	$5 billion to $10 billion	.500%
	Over $10 billion	.490%	.51%
JNL/T. Rowe Price Growth Stock Fund[16,17]	$0 to $1 billion	.450%
	$1 billion to $3 billion	.440%
	$3 billion to $5 billion	.430%
	$5 billion to $10 billion	.420%
	Over $10 billion	.410%	.43%
JNL/T. Rowe Price Mid-Cap Growth Fund[18,19]	$0 to $1 billion	.570%
	$1 billion to $3 billion	.550%
	Over $3 billion	.540%	.57%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2026
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $250 million	.350%
	$250 million to $1.5 billion	.300%
	$1.5 billion to $3 billion	.275%
	$3 billion to $5 billion	.265%
	Over $5 billion	.255%	.31%
JNL/T. Rowe Price Value Fund[20]	$0 to $1 billion	.480%
	$1 billion to $3 billion	.440%
	$3 billion to $5 billion	.430%
	Over $5 billion	.420%	.46%
JNL/WCM Focused International Equity Fund	$0 to $500 million	.680%
	$500 million to $3 billion	.630%
	$3 billion to $5 billion	.620%
	Over $5 billion	.610%	.64%
JNL/Westchester Capital Event Driven Fund	$0 to $1 billion	1.050%
	$1 billion to $3 billion	.900%
	$3 billion to $5 billion	.890%
	Over $5 billion	.880%	1.05%
JNL/WMC Balanced Fund	$0 to $50 million	.450%
	$50 million to $150 million	.400%
	$150 million to $300 million	.375%
	$300 million to $500 million	.350%
	$500 million to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	.32%
JNL/WMC Equity Income Fund	$0 to $500 million	.440%
	$500 million to $1 billion	.430%
	Over $1 billion	.420%	.44%
JNL/WMC Value Fund	$0 to $300 million	.450%
	$300 million to $500 million	.400%
	$500 million to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.39%

[1]

Prior to April 27, 2026, for advisory fees, the range for $0 - $1 billion was 0.650%, the range for $1 billion - $3 billion was 0.600%, the range for $3 billion - $5 billion was 0.590% and for over $5 billion was 0.580%.

[2]

On May 29, 2026, the Board approved that, effective April 26, 2027, for advisory fees, the range for $0 - $1 billion will be 0.740%, the range for $1 billion - $3 billion will be 0.730%, the range for $3 billion - $5 billion will be 0.720% and for over $5 billion will be 0.710%.

[3]

Prior to April 27, 2026, for advisory fees, the range for $0 - $1 billion was 0.750%, the range for $1 billion - $3 billion was 0.725%, the range for $3 billion - $5 billion was 0.715% and for over $5 billion was 0.705%.

[4]

Prior to April 27, 2026, for advisory fees, the range for $0 - $500 million was 0.650%, the range for $500 million - $1 billion was 0.625%, the range for $1 billion - $3 billion was 0.600%, the range for $3 billion - $5 billion was 0.590% and for over $5 billion was 0.580%.

[5]

On May 29, 2026, the Board approved that, effective April 26, 2027, for advisory fees, the range for $0 - $500 million will be 0.600%, the range for $500 million - $1 billion will be 0.570%, the range for $1 billion - $3 billion will be 0.550%, the range for $3 billion - $5 billion will be 0.540% and for over $5 billion will be 0.530%.

[6]

Prior to April 27, 2026, for advisory fees, the range for $0 - $1 billion was 0.600%, the range for $1 billion - $3 billion was 0.565%, the range for $3 billion - $5 billion was 0.550% and for over $5 billion was 0.540%.

[7]

Prior to April 27, 2026, for advisory fees, the range for $0 - $1 billion was 0.580%, the range for $1 billion - $3 billion was 0.550%, the range for $3 billion - $5 billion was 0.540% and for over $5 billion was 0.530%.

[8]

Prior to April 27, 2026, for advisory fees, the range for $0 - $500 million was 0.400%, the range for $500 million - $1 billion was 0.380%, the range for $1 billion - $3 billion was 0.350%, the range for $3 billion - $5 billion was 0.340% and for over $5 billion was 0.330%.

[9]

Prior to April 27, 2026, for advisory fees, the range for $0 - $200 million was 0.600%, the range for $200 million - $500 million was 0.550%, the range for $500 million - $3 billion was 0.500%, the range for $3 billion - $5 billion was 0.490% and for over $5 billion was 0.480%.

[10]

Prior to April 27, 2026, for advisory fees, the range for $0 - $500 million was 0.650%, the range for $500 million - $1 billion was 0.630%, the range for $1 billion - $3 billion was 0.610%, the range for $3 billion - $5 billion was 0.600% and for over $5 billion was 0.590%.

[11]

Prior to April 27, 2026, for advisory fees, the range for $0 - $1 billion was 0.550%, the range for $1 billion - $3 billion was 0.500%, the range for $3 billion - $5 billion was 0.490% and for over $5 billion was 0.480%.

[12]

Prior to April 27, 2026, for advisory fees, the range for $0 - $1 billion was 0.525%, the range for $1 billion - $3 billion was 0.470%, the range for $3 billion - $5 billion was 0.460% and for over $5 billion was 0.450%.

[13]

Prior to April 27, 2026, for advisory fees, the range for $0 - $500 million was 0.750%, the range for $500 - $1 billion was 0.700%, the range for $1 billion - $3 billion was 0.650%, the range for $3 billion - $5 billion was 0.600%, and for over $5 billion was 0.590%.

[14]

Prior to April 27, 2026, for advisory fees, the range for $0 - $1 billion was 0.550%, the range for $1 billion - $3 billion was 0.500%, the range for $3 billion - $5 billion was 0.490%, and for over $5 billion was 0.480%.

[15]

Prior to April 27, 2026, for advisory fees, the range for $0 - $500 million was 0.575%, the range for $500 million - $1 billion was 0.550%, the range for $1 billion - $3 billion was 0.530%, the range for $3 billion - $5 billion was 0.520%, the range for $5 billion - $10 billion was 0.510% and for over $10 billion was 0.500%.

[16]

Prior to April 27, 2026, for advisory fees, the range for $0 - $1 billion was 0.450%, the range for $1 billion - $3 billion was 0.440%, the range for $3 billion - $5 billion was 0.430% and for over $5 billion was 0.420%.

[17]

On May 29, 2026, the Board approved that, effective April 26, 2027, for advisory fees, the range for $0 - $1 billion will be 0.450%, the range for $1 billion - $3 billion will be 0.440%, the range for $3 billion - $5 billion will be 0.430%, the range for $5 billion - $10 billion will be 0.400% and for over $10 billion will be 0.390%.

[18]	Prior to April 27, 2026, for advisory fees, the range for $0 - $1 billion was 0.600%, the range for $1 billion - $3 billion was 0.580% and for over $3 billion was 0.560%.
[19]

On May 29, 2026, the Board approved that, effective April 26, 2027, for advisory fees, the range for $0 - $1 billion will be 0.560%, the range for $1 billion - $3 billion will be 0.550%, the range for $3 billion - $5 billion will be 0.540% and for over $5 billion will be 0.530%.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

[20]

Prior to April 27, 2026, for advisory fees, the range for $0 - $150 million was 0.550%, the range for $150 million - $1 billion was 0.480%, the range for $1 billion - $3 billion was 0.470%, the range for $3 billion - $5 billion was 0.450% and for over $5 billion was 0.440%.

Advisory Fee Waivers and Expense Reimbursements. Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive 100% of advisory fees attributable to JNL Multi-Manager Emerging Markets Equity Fund, JNL/T. Rowe Price Capital Appreciation Equity Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Growth Stock Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund and JNL/T. Rowe Price Value Fund’s investment in T. Rowe Price Institutional Floating Rate Fund, an affiliate of the Funds’ Sub-Adviser. None of the waived advisory fees can be recaptured by JNAM.

Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive a varying portion of its advisory fee for the JNL Multi-Manager Alternative Fund and JNL Multi-Manager Select Equity Fund, respectively, in an amount equivalent to the management fee paid indirectly by each Fund attributable to its investment in WCM Partners L.P. Pursuant to this agreement, 0.11% and 0.02% of advisory fees were waived during the period for each of JNL Multi-Manager Alternative Fund and JNL Multi-Manager Select Equity Fund, respectively. None of the waived advisory fees can be recaptured by JNAM.

Pursuant to a voluntary fee waiver agreement, JNAM has agreed to waive a portion of its advisory fees for the JNL/Loomis Sayles Global Growth Fund. This voluntary advisory fee waiver is effective May 1, 2026 and will continue until the fees waived total the amount of $1,660,500. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for the Fund is recorded as Expense waiver in the Fund’s Statement of Operations.

Pursuant to contractual and voluntary fee waiver agreements, JNAM has agreed to waive a portion of its advisory fees for each of the following Funds. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as Expense waiver in each Fund’s Statement of Operations.

Fund	Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/American Funds Balanced Fund	0.300
JNL/American Funds Bond Fund of America Fund	0.200
JNL/American Funds Capital Income Builder Fund	0.250
JNL/American Funds Global Growth Fund	0.400
JNL/American Funds Growth Fund	0.430
JNL/American Funds Growth-Income Fund	0.300
JNL/American Funds International Fund	0.500
JNL/American Funds New World Fund	0.650
JNL/American Funds Washington Mutual Investors Fund	0.300
JNL/Mellon Bond Index Fund	0.070
JNL/Mellon Emerging Markets Index Fund	0.145
JNL/Mellon International Index Fund	0.095
JNL/Mellon S&P 400 MidCap Index Fund	0.080
JNL/Mellon Small Cap Index Fund	0.080
JNL Bond Index Fund	0.130
JNL Emerging Markets Index Fund	0.055
JNL International Index Fund	0.105
JNL Mid Cap Index Fund	0.120
JNL Small Cap Index Fund	0.120
JNL S&P 500 Index Fund	0.170
JNL/BlackRock Large Cap Select Growth Fund	0.050 on net assets $0 - $500 million and 0.030 on net assets over $500 million
JNL/PPM America Emerging Markets Debt Fund	0.150

Fund	Voluntary Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/JPMorgan Funds of Funds	0.020 on net assets $0 - $500 million
JNL Multi-Manager Emerging Markets Equity Fund[1]	0.060 on net assets $0 - $250 million, 0.010 on net assets $250 million - $1 billion and 0.020 on net assets over $1 billion
JNL Multi-Manager Emerging Markets Equity Fund[2]	0.140 of the Fund’s net assets invested in the JNL Emerging Markets Index Fund
JNL Multi-Manager Mid Cap Fund[3]	0.025 on net assets $0 - $500 million and 0.030 on net assets over $500 million
JNL Multi-Manager Mid Cap Fund[4]	0.080 of the Fund’s net assets invested in the JNL Mid Cap Index Fund
JNL Multi-Manager Small Cap Value Fund[5]	0.080 of the Fund’s net assets invested in the JNL Small Cap Index Fund
JNL/T. Rowe Price Growth Stock Fund[6]	0.020 on net assets over $5 billion
JNL/T. Rowe Price Mid-Cap Growth Fund[7]	0.010 on net assets $0 - $1 billion, 0.00 on net assets $1 billion - $5 billion and 0.010 on net assets over $5 billion

1 This voluntary advisory fee waiver is effective June 8, 2026 to April 25, 2027.

2 This voluntary advisory fee waiver is effective May 13, 2026 to April 25, 2027 so long as the Fund continues to invest in the JNL Emerging Markets Index Fund.

3 This voluntary advisory fee waiver is effective June 8, 2026 to April 25, 2027. Prior to April 27, 2026 a voluntary advisory fee waiver of 0.025% on net assets $0 - $1 billion and 0.020% on net assets over $1 billion was effective.

4 This voluntary advisory fee waiver is effective May 13, 2026 to April 25, 2027 so long as the Fund continues to invest in the JNL Mid Cap Index Fund.

5 This voluntary advisory fee waiver is effective April 27, 2026 to April 25, 2027 so long as the Fund continues to invest in the JNL Small Cap Index Fund.

6 This voluntary advisory fee waiver is effective June 1, 2026 to April 25, 2027. Prior to April 27, 2026 a voluntary advisory fee waiver of 0.010% on net assets over $10 billion was effective.

7 This voluntary advisory fee waiver is effective June 1, 2026 to April 25, 2027. Prior to April 27, 2026 a voluntary advisory fee waiver of 0.030% on net assets $0 - $3 billion and 0.020% on net assets over $3 billion was effective.

Effective April 27, 2026, the following contractual advisory fee waiver was terminated:

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

Fund	Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL Multi-Manager Global Small Cap Fund	0.470

Effective April 27, 2026, the following voluntary advisory fee waivers were terminated and converted to contractual fee reductions:

Fund	Voluntary Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/Fidelity Institutional AM Total Bond Fund	0.010 on net assets $0 - $500 million, 0.015 on net assets $500 million - $1 billion and 0.030 on net assets over $1 billion
JNL/Franklin Templeton Income Fund	0.050 on net assets $0 - $200 million and 0.025 on net assets $200 - $500 million
JNL/Neuberger Berman Gold Plus Strategy Fund	0.100 on net assets $0 - $500 million, 0.050 on net assets over $500 million
JNL/T. Rowe Price Capital Appreciation Equity Fund	0.030 on all net assets
JNL/T. Rowe Price Capital Appreciation Fund	0.010 on net assets over $1 billion
JNL/T. Rowe Price Value Fund	0.070 on net assets $0 - $150 million, 0.030 on net assets $1 billion - $3 billion and 0.020 on net assets over $3 billion

Administrative Fees

Fund	Assets	Administrative Fee
JNL/American Funds Balanced Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Bond Fund of America Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Capital Income Builder Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Global Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Growth-Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds International Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds New World Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Washington Mutual Investors Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Mellon Bond Index Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon Emerging Markets Index Fund[1]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon International Index Fund[1]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon S&P 400 MidCap Index Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon Small Cap Index Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL Aggressive Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Conservative Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Moderate Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Moderate Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/JPMorgan Managed Aggressive Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/JPMorgan Managed Conservative Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/JPMorgan Managed Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/JPMorgan Managed Moderate Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/JPMorgan Managed Moderate Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/American Funds Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/American Funds Moderate Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/American Funds Moderate Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

Fund	Assets	Administrative Fee
JNL Moderate ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Moderate Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Moderate ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Moderate Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Bond Index Fund	All Assets	None
JNL Emerging Markets Index Fund	All Assets	None
JNL International Index Fund	All Assets	None
JNL Mid Cap Index Fund	All Assets	None
JNL Small Cap Index Fund	All Assets	None
JNL Multi-Manager Alternative Fund	$0 to $3 billion	.200%
	Assets over $3 billion	.180%
JNL Multi-Manager Emerging Markets Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Floating Rate Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Global Small Cap Fund[2]	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Multi-Manager International Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager International Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Mid Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Select Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Small Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL Multi-Manager Small Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL S&P 500 Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/BlackRock Global Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Global Natural Resources Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Large Cap Select Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Causeway International Value Select Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Cohen & Steers U.S. Realty Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DFA International Core Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DFA U.S. Core Equity Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/DFA U.S. Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Core Fixed Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/DoubleLine Emerging Markets Fixed Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Shiller Enhanced CAPE Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Total Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Dreyfus Government Money Market Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Fidelity Institutional AM Total Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/First Sentier Global Infrastructure Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Franklin Templeton Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

Fund	Assets	Administrative Fee
JNL/Goldman Sachs 4 Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/GQG Emerging Markets Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Small Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan Hedged Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/JPMorgan MidCap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan Nasdaq Hedged Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan U.S. Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Loomis Sayles Global Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Lord Abbett Short Duration Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Communication Services Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Consumer Discretionary Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Consumer Staples Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Dow Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Energy Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Financial Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Healthcare Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Industrials Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Information Technology Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Materials Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Nasdaq 100 Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Real Estate Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon S&P 500 Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon U.S. Stock Market Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Utilities Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon World Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/MFS Equity Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/MFS Mid Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Morningstar SMID Moat Focus Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Morningstar U.S. Sustainability Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Morningstar Wide Moat Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Commodity Strategy Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Gold Plus Strategy Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Strategic Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Newton Equity Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PIMCO Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

Fund	Assets	Administrative Fee
JNL/PIMCO Investment Grade Credit Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/PIMCO Real Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/PPM America Emerging Markets Debt Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PPM America High Yield Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/PPM America Investment Grade Credit Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PPM America Total Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/RAFI Fundamental U.S. Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/RAFI Multi-Factor U.S. Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Capital Appreciation Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Capital Appreciation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Growth Stock Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/WCM Focused International Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Westchester Capital Event Driven Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/WMC Balanced Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/WMC Equity Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WMC Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
[1]	The effective fee rate for these Funds is based on total net assets of the associated master fund.
[2]	Prior to April 27, 2026, for administrative fees, the range for $0 - $3 billion was 0.100%, and for over $3 billion was 0.080%.

Administrative Fee Waivers. Pursuant to contractual waiver agreements, JNAM has agreed to waive 0.05% of the administrative fees of the Class I shares of JNL/DFA U.S. Core Equity Fund, JNL/DFA U.S. Small Cap Fund, JNL/DFA International Core Equity Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund, JNL/Mellon World Index Fund, JNL/RAFI Fundamental U.S. Small Cap Fund, and JNL/Morningstar U.S. Sustainability Index Fund, 0.06% of the administrative fees of the Class I shares of JNL S&P 500 Index Fund, 0.12% of the administrative fee of Class I shares of JNL/Vanguard Growth ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund and 0.13% of the administrative fees of the Class I shares of JNL/Vanguard Moderate ETF Allocation Fund. None of the waived administrative fees can be recaptured by JNAM. The amount of waived expenses for the Funds is recorded as Expense waiver in each Fund’s Statement of Operations.

Distribution Fees. The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A Shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds’ Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by the Class A shares of the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Affiliated Brokerage Commissions. During the period ended June 30, 2026, the following Funds paid brokerage fees to affiliates for the execution of purchases and sales of portfolio investments (in thousands): JNL Multi-Manager Mid Cap Fund $1, JNL/Invesco Small Cap Growth Fund $112 and JNL/MFS Equity Income Fund $3.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of one or more investment options at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of trustee fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of trustee fees set forth in the Statements of Operations.

Directed Brokerage Commissions. A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as Brokerage commissions recaptured in the Statements of Operations.

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are portfolios or accounts for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”), and are reviewed by the Chief Compliance Officer and reported quarterly to the Board. Rule 17a-7 transactions are executed at current market price at the time of the transaction. Realized gain/(loss) (in thousands) on Rule 17a-7 transactions is included in Net realized gain (loss) on Investments - unaffiliated on the Statements of Operations. The following Funds have Rule 17a-7 transactions (in thousands) during the period ended June 30, 2026:

Fund	Purchase of Securities($)	Proceeds from Sales of Securities($)	Realized Gain/Loss($)
JNL Multi-Manager International Small Cap Fund	92,696	8,850	6
JNL Multi-Manager Mid Cap Fund	22,133	13,188	2,138
JNL Multi-Manager Small Cap Value Fund	8,222	3,711	308
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund	6,768	680	462
JNL/WMC Balanced Fund	34,802	1,180	683
JNL/WMC Equity Income Fund	783	5,971	1,016
JNL/WMC Value Fund	—	6,809	1,319

Other Transactions with Affiliates. Funds with partnership status for federal income tax purposes may not be eligible for beneficial withholding rates, available to RICs, in certain foreign jurisdictions. JNAM has agreed to reimburse these Funds for an amount equal to the additional tax withheld. These amounts are included in Foreign taxes withheld on the Statements of Operations. The Funds could also experience delays in receipt of tax reclaim payments due to their partnership status, as compared to the timing experienced by funds with RIC status for federal income tax purposes. JNAM has agreed to contribute to these Funds an amount equal to the outstanding tax reclaims, within the timeframe the Funds would have received payment under RIC status. The Funds will then reimburse JNAM once the reclaim payments are received from the foreign tax authorities. Amounts paid to the Funds by JNAM due to delayed tax reclaim receipts are included in Payable to affiliates on the Statements of Assets and Liabilities.

For the period ended June 30, 2026, transactions between the Funds and JNAM, related to foreign tax reclaims, due to the Funds' partnership status for federal income tax purposes, are as follows (in thousands):

Fund	Gross Payments From JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholdings Tax Reimbursed from JNAM ($)
JNL Growth Allocation Fund	12	—	12	—
JNL Multi-Manager Alternative Fund	79	3	17	59
JNL Multi-Manager Mid Cap Fund	3	—	3	—
JNL Multi-Manager Select Equity Fund	156	—	26	130
JNL/BlackRock Global Allocation Fund	1,021	142	843	36
JNL/BlackRock Global Natural Resources Fund	105	43	34	28
JNL/BlackRock Large Cap Select Growth Fund	7	—	7	—
JNL/Cohen & Steers U.S. Realty Fund (a)	82	26	54	2
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund	71	—	—	71
JNL/First Sentier Global Infrastructure Fund	228	176	52	—
JNL/Franklin Templeton Income Fund	15	4	11	—
JNL/GQG Emerging Markets Equity Fund	351	93	180	78
JNL/Loomis Sayles Global Growth Fund (a)	635	172	457	6
JNL/Mellon World Index Fund	361	39	244	78
JNL/MFS Equity Income Fund	68	35	21	12
JNL/MFS Mid Cap Value Fund	77	—	77	—
JNL/T. Rowe Price Capital Appreciation Fund	220	13	179	28
JNL/T. Rowe Price Growth Stock Fund	141	—	113	28
JNL/T. Rowe Price Value Fund	184	—	184	—
JNL/WMC Balanced Fund	1	—	1	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

Fund	Gross Payments From JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholdings Tax Reimbursed from JNAM ($)
JNL/WMC Equity Income Fund	110	28	82	—

(a) The Fund is treated as a RIC for federal income tax purposes. Amount includes reclaims acquired as a part of a fund acquisition.

NOTE 9. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with lender banks. The Funds, with the exception of JNL/Dreyfus Government Money Market Fund, participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. The Participating Funds may borrow up to $180,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. JNL Multi-Manager Floating Rate Income Fund has priority to utilize $100,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated pro-rata based on the allocated commitment as well as the Participating Funds’ total net assets. During the period, the Participating Funds, with the exception of the JNL/Mellon Feeder Funds, paid an annual administration fee to JPM Chase which is allocated based on the weighted average of net assets. The fees related to the SCA are included in Other expenses in each Fund’s Statement of Operations. No amounts were borrowed by the Funds under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds, with the exception of JNL/Dreyfus Government Money Market Fund, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are included in Receivable for Interfund lending or Payable for Interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 10. FUND ACQUISITIONS AND REORGANIZATIONS

Tax-Free Exchange. The following tables include information (in thousands) relating to the acquisitions completed after the close of business on April 24, 2026. The acquisitions were completed by a tax-free exchange of Class A and Class I shares for the acquired and acquiring Funds indicated below pursuant to plans of reorganization approved by the Board and approved by the acquired Funds' shareholders. The purpose of the acquisitions was to combine Funds with similar investment objectives and strategies. Costs and expenses associated with the reorganizations relating to the solicitation of any proxies, including preparing, filing, printing, and mailing of any proxy statement, prospectus, and/or related disclosure documents, the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended, of the tax treatment of these transactions, as well as the costs associated with the preparation of the tax opinions, and obtaining consents of an independent registered public accounting firm were borne by JNAM. Shares were issued at NAV based on the fair value of the assets received by the acquiring Funds. The cost basis of the investments received from the acquired Funds was carried forward to align ongoing reporting of the acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/WCM China Quality Growth Fund	JNL Multi-Manager Emerging Markets Equity Fund
Class A	Class A	5,248	482	656,524	54,086	432
Class I	Class I	—	—	868,850	71,375	—
JNL/Lazard International Quality Growth Fund	JNL Multi-Manager International Equity Fund
Class A	Class A	132,044	9,232	556,333	38,293	9,088
Class I	Class I	4,974	342	476,226	30,353	317
JNL/JPMorgan Global Allocation Fund	JNL/BlackRock Global Allocation Fund
Class A	Class A	853,262	48,633	2,542,784	115,238	38,679
Class I	Class I	3,312	184	21,715	954	145
JNL/WMC Global Real Estate Fund	JNL/Cohen & Steers U.S. Realty Fund
Class A	Class A	531,216	44,406	78,569	7,480	50,592
Class I	Class I	5,031	405	3,191	301	474
JNL/AQR Large Cap Defensive Style Fund	JNL/DFA U.S. Core Equity Fund
Class A	Class A	389,551	19,411	1,286,135	35,939	10,884
Class I	Class I	10,033	490	43,097	1,106	258
JNL/Morningstar PitchBook Listed Private Equity Index Fund	JNL/Mellon Financial Sector Fund
Class A	Class A	9,771	787	1,371,034	50,074	357
Class I	Class I	—	—	24,924	884	—
JNL/American Funds Capital World Bond Fund	JNL/Neuberger Berman Strategic Income Fund
Class A	Class A	295,450	27,667	962,875	68,322	20,969
Class I	Class I	5,786	525	89,079	6,151	400
JNL/T. Rowe Price U.S. High Yield Fund	JNL/PPM America High Yield Bond Fund
Class A	Class A	188,551	13,857	1,096,728	59,988	10,315
Class I	Class I	5,589	406	187,650	8,568	255
JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund
Class A	Class A	596,203	26,719	14,272,302	445,512	18,608
Class I	Class I	7,462	326	431,596	13,150	227

Immediately prior to the reorganizations, the cost, fair value and unrealized appreciation (depreciation) of investments (in thousands) for the acquired Funds were as follows. Cost of Investments is included in Purchases of securities on the Statements of Changes in Net Assets.

Acquired Fund	Cost of Investments($)	Value of Investments($)	Net Unrealized Appreciation/ (Depreciation)($)
JNL/WCM China Quality Growth Fund	—	—	—
JNL/Lazard International Quality Growth Fund	365,884	358,810	(7,073)
JNL/JPMorgan Global Allocation Fund	178,466	166,316	(12,151)
JNL/WMC Global Real Estate Fund	491,133	529,355	38,222
JNL/AQR Large Cap Defensive Style Fund	371,228	397,750	26,522
JNL/Morningstar PitchBook Listed Private Equity Index Fund	8,951	8,877	(74)
JNL/American Funds Capital World Bond Fund	—	—	—
JNL/T. Rowe Price U.S. High Yield Fund	85,498	87,172	1,674
JNL/T. Rowe Price Balanced Fund	473,132	517,903	44,772

Assuming the acquisitions had been completed on January 1, 2026, the acquiring Funds’ unaudited pro forma results of operations (in thousands) for the period ended June 30, 2026, would have been:

Acquiring Fund	Net Investment Income (Loss)($)	Net Realized Gain (Loss)($)	Net Change in Unrealized Appreciation/ (Depreciation)($)	Net Change in Net Assets from Operations($)
JNL Multi-Manager Emerging Markets Equity Fund	10,524	126,109	117,847	254,480
JNL Multi-Manager International Equity Fund	7,284	224,763	(72,277)	159,770
JNL/BlackRock Global Allocation Fund	33,361	216,047	(28,069)	221,339
JNL/Cohen & Steers U.S. Realty Fund	8,831	64,260	(10,073)	63,018
JNL/DFA U.S. Core Equity Fund	5,263	144,191	34,387	183,841
JNL/Mellon Financial Sector Fund	8,716	89,977	(121,479)	(22,786)
JNL/Neuberger Berman Strategic Income Fund	26,866	(46,992)	29,183	9,057

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

Acquiring Fund	Net Investment Income (Loss)($)	Net Realized Gain (Loss)($)	Net Change in Unrealized Appreciation/ (Depreciation)($)	Net Change in Net Assets from Operations($)
JNL/PPM America High Yield Bond Fund	51,725	(6,269)	(15,243)	30,213
JNL/T. Rowe Price Capital Appreciation Fund	119,252	784,875	(132,203)	771,924

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed after the close of business on April 24, 2026, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Funds in the acquiring Funds’ Statement of Operations.

Taxable Exchange. The following tables include information (in thousands) relating to acquisitions completed after the close of business on April 24, 2026. The acquisitions were completed by a taxable exchange of Class A and Class I shares for the acquired and acquiring Funds indicated below pursuant to a plan of reorganization approved by the Board and approved by the acquired Funds' shareholders. The purpose of the acquisitions were to combine Funds with similar investment objectives and strategies. Costs and expenses associated with the reorganizations relating to the solicitation of any proxies, including preparing, filing, printing, and mailing of any proxy statement, prospectus, and/or related disclosure documents, the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended, of the tax treatment of these transactions, as well as the costs associated with the preparation of the tax opinions, and obtaining consents of an independent registered public accounting firm were borne by JNAM. Shares were issued at NAV based on the fair value of the assets received by the acquiring Funds. The acquiring Funds recorded the cost basis for investments in the acquired Funds at their fair value on the date of the acquisitions.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/Invesco Global Growth Fund	JNL/Loomis Sayles Global Growth Fund
Class A	Class A	1,253,440	36,609	462,265	23,580	63,951
Class I	Class I	19,448	547	382,433	19,121	972
JNL/AB Sustainable Global Thematic Fund	JNL/Loomis Sayles Global Growth Fund
Class A	Class A	17,690	1,463	462,265	23,580	903
Class I	Class I	935	76	382,433	19,121	47

Assuming the acquisitions had been completed on January 1, 2026, the acquiring Fund’s unaudited pro forma results of operations (in thousands) for the period ended June 30, 2026, would have been:

Acquiring Fund	Net Investment Income (Loss)($)	Net Realized Gain (Loss)($)	Net Change in Unrealized Appreciation/ (Depreciation)($)	Net Change in Net Assets from Operations($)
JNL/Loomis Sayles Global Growth Fund	(677)	494,716	(582,586)	(88,547)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed after the close of business on April 24, 2026, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Funds in the acquiring Fund’s Statement of Operations. The reorganizations do not result in recognition of taxable income, gain or loss to the Contract Owners for U.S. federal income tax purposes.

NOTE 11. INCOME TAX MATTERS

The Funds listed below are treated as partnerships for federal income tax purposes. These Funds are generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. Each Fund is treated as a separate entity for federal income tax purposes.

JNL/American Funds Balanced Fund	JNL/Franklin Templeton Income Fund
JNL/American Funds Bond Fund of America Fund	JNL/Goldman Sachs 4 Fund
JNL/American Funds Capital Income Builder Fund	JNL/GQG Emerging Markets Equity Fund
JNL/American Funds Global Growth Fund	JNL/Invesco Small Cap Growth Fund
JNL/American Funds Growth Fund	JNL/JPMorgan Hedged Equity Fund
JNL/American Funds Growth-Income Fund	JNL/JPMorgan MidCap Growth Fund
JNL/American Funds International Fund	JNL/JPMorgan Nasdaq Hedged Equity Fund
JNL/American Funds New World Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/American Funds Washington Mutual Investors Fund	JNL/JPMorgan U.S. Value Fund
JNL/Mellon Bond Index Fund	JNL/Mellon Communication Services Sector Fund
JNL/Mellon International Index Fund	JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Small Cap Index Fund	JNL/Mellon Dow Index Fund
JNL Aggressive Growth Allocation Fund	JNL/Mellon Emerging Markets Index Fund
JNL Conservative Allocation Fund	JNL/Mellon Energy Sector Fund
JNL Emerging Markets Index Fund	JNL/Mellon Financial Sector Fund

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

JNL Growth Allocation Fund	JNL/Mellon Healthcare Sector Fund
JNL Moderate Allocation Fund	JNL/Mellon Industrials Sector Fund
JNL Moderate Growth Allocation Fund	JNL/Mellon Information Technology Sector Fund
JNL/JPMorgan Managed Aggressive Growth Fund	JNL/Mellon Materials Sector Fund
JNL/JPMorgan Managed Conservative Fund	JNL/Mellon Nasdaq 100 Index Fund
JNL/JPMorgan Managed Growth Fund	JNL/Mellon Real Estate Sector Fund
JNL/JPMorgan Managed Moderate Fund	JNL/Mellon S&P 500 Index Fund
JNL/JPMorgan Managed Moderate Growth Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/American Funds Growth Allocation Fund	JNL/Mellon Utilities Sector Fund
JNL/American Funds Moderate Allocation Fund	JNL/Mellon World Index Fund
JNL/American Funds Moderate Growth Allocation Fund	JNL/MFS Equity Income Fund
JNL/Vanguard Growth ETF Allocation Fund	JNL/MFS Mid Cap Value Fund
JNL/Vanguard Moderate ETF Allocation Fund	JNL/Morningstar SMID Moat Focus Index Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL/Morningstar U.S. Sustainability Index Fund
JNL Bond Index Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL Mid Cap Index Fund	JNL/Neuberger Berman Gold Plus Strategy Fund
JNL Multi-Manager Alternative Fund	JNL/Neuberger Berman Strategic Income Fund
JNL Multi-Manager Floating Rate Income Fund	JNL/Newton Equity Income Fund
JNL Multi-Manager Global Small Cap Fund	JNL/PIMCO Income Fund
JNL Multi-Manager Mid Cap Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL Multi-Manager Select Equity Fund	JNL/PIMCO Real Return Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/PPM America Investment Grade Credit Fund
JNL Multi-Manager Small Cap Value Fund	JNL/PPM America High Yield Bond Fund
JNL S&P 500 Index Fund	JNL/PPM America Total Return Fund
JNL Small Cap Index Fund	JNL/RAFI Fundamental U.S. Small Cap Fund
JNL/BlackRock Global Allocation Fund	JNL/RAFI Multi-Factor U.S. Equity Fund
JNL/BlackRock Global Natural Resources Fund	JNL/T. Rowe Price Capital Appreciation Equity Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/T. Rowe Price Capital Appreciation Fund
JNL/DFA U.S. Core Equity Fund	JNL/T. Rowe Price Growth Stock Fund
JNL/DFA U.S. Small Cap Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/DoubleLine Core Fixed Income Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/T. Rowe Price Value Fund
JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/Westchester Capital Event Driven Fund
JNL/DoubleLine Total Return Fund	JNL/WMC Balanced Fund
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund	JNL/WMC Equity Income Fund
JNL/Fidelity Institutional AM Total Bond Fund	JNL/WMC Value Fund
JNL/First Sentier Global Infrastructure Fund

Each Fund, except those that are treated as a partnership for federal income tax purposes, is treated as a separate tax payer for federal income tax purposes. Each of these Funds intends to continue to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. Each of these Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information for Funds treated as RICs is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization, consent dividends and other distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2025, the following Funds treated as RICs had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. The amount and character of the capital loss carryforwards are listed in the table below.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)
JNL Multi-Manager Emerging Markets Equity Fund	26,911	—	26,911
JNL Multi-Manager International Small Cap Fund	4,692	35,089	39,781
JNL/Cohen & Steers U.S. Realty Fund	2,000	18,648	20,648
JNL/DFA International Core Equity Fund	3,477	—	3,477
JNL/Loomis Sayles Global Growth Fund	2,344	—	2,344
JNL/Lord Abbett Short Duration Income Fund	15,993	35,503	51,496

As of June 30, 2026, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RICs for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL Growth ETF Allocation Fund	414,233	81,042	(469)	80,573
JNL Moderate ETF Allocation Fund	243,257	19,580	(2,321)	17,259
JNL Moderate Growth ETF Allocation Fund	355,738	51,617	(2,128)	49,489
JNL International Index Fund	2,197,275	1,056,006	(164,556)	891,450
JNL Multi-Manager Emerging Markets Equity Fund	1,282,581	407,952	(108,882)	299,070
JNL Multi-Manager International Equity Fund	1,362,061	231,485	(107,573)	123,912
JNL Multi-Manager International Small Cap Fund	938,766	125,651	(63,978)	61,673
JNL/Causeway International Value Select Fund	2,261,808	556,043	(142,840)	413,203
JNL/Cohen & Steers U.S. Realty Fund	567,176	65,903	(20,475)	45,428
JNL/DFA International Core Equity Fund	539,851	189,477	(33,389)	156,088
JNL/Dreyfus Government Money Market Fund	2,487,339	41	(41)	—
JNL/Loomis Sayles Global Growth Fund	1,870,976	275,935	(143,833)	132,102
JNL/Lord Abbett Short Duration Income Fund	619,802	2,166	(2,343)	(177)
JNL/Morningstar Wide Moat Index Fund	576,202	45,926	(54,350)	(8,424)
JNL/PPM America Emerging Markets Debt Fund	50,036	578	(307)	271
JNL/WCM Focused International Equity Fund	1,611,415	841,064	(69,929)	771,135

As of June 30, 2026, the components of net unrealized appreciation (depreciation) (in thousands) for derivatives held in Funds treated as RICs were as follows:

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL International Index Fund
Futures/Futures Options Contracts	135	22	(34)	(12)
Forward Foreign Currency Contracts	(430)	—	—	—
JNL Multi-Manager Emerging Markets Equity Fund
Forward Foreign Currency Contracts	(3)	—	—	—
JNL/Lord Abbett Short Duration Income Fund
Futures/Futures Options Contracts	(511)	—	—	—
JNL/Morningstar Wide Moat Index Fund
Futures/Futures Options Contracts	17	—	—	—
JNL/PPM America Emerging Markets Debt Fund
Futures/Futures Options Contracts	(47)	—	—	—
Purchased Options	93	—	—	—
Written Options	(31)	—	—	—

The tax character of distributions paid by the Funds treated as RICs (in thousands) during the Funds’ fiscal year ended December 31, 2025 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL Growth ETF Allocation Fund	8,048	27,123	—
JNL Moderate ETF Allocation Fund	5,230	7,412	—
JNL Moderate Growth ETF Allocation Fund	8,516	22,277	—
JNL International Index Fund	69,197	47,219	—
JNL Multi-Manager Emerging Markets Equity Fund	11,592	—	—
JNL Multi-Manager International Equity Fund	6,944	—	—
JNL Multi-Manager International Small Cap Fund	13,957	—	—
JNL/Causeway International Value Select Fund	71,890	153,537	—
JNL/Cohen & Steers U.S. Realty Fund	3,030	—	—
JNL/DFA International Core Equity Fund	8,159	—	—
JNL/Dreyfus Government Money Market Fund	96,951	—	—
JNL/Loomis Sayles Global Growth Fund	—	57,422	—
JNL/Lord Abbett Short Duration Income Fund	32,845	—	—
JNL/Morningstar Wide Moat Index Fund	90,817	127,742	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2026

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL/WCM Focused International Equity Fund	24,369	110,832	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The Funds file U.S. federal and various state and local tax returns. A Fund’s federal tax returns are generally subject to examination for a period of three fiscal years after the date they are filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management completed an evaluation of the Funds’ tax positions taken for all open tax years and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2026.

NOTE 12. SEGMENT REPORTING

The Funds’ President and Chief Executive Officer is the Funds’ Chief Operating Decision Maker (“CODM”). Each Fund operates as a single reportable segment, which reflects how the CODM monitors and manages the operating results of each Fund. The CODM manages the allocation of resources in accordance with each Funds’ objective and the terms of their prospectus and evaluates total return of the Funds versus their comparative benchmarks. The Adviser or Sub-Adviser implements the investment objective and program by selecting securities and determining asset allocation ranges. The financial information used by the CODM to assess the segment’s performance and to allocate resources, including total return, expense ratios, changes in net assets from operations and portfolio composition is consistent with that presented within each Funds’ financial statements and financial highlights. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as Total Assets and significant segment expenses are listed on the accompanying Statement of Operations.

NOTE 13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there were no events that require adjustments to the financial statements or disclosure in the Notes to Financial Statements.

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2026

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Advisers) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2026, are available without charge (1) by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

Form N-CSR Item 8: Changes in and Disagreements with Accountants:

Not Applicable

Form N-CSR Item 9: Matters Submitted for Shareholder Vote:

On March 25, 2026, a special meeting of shareholders of the JNL/Invesco Global Growth Fund and the JNL/AB Sustainable Global Thematic Fund of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposals:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/Invesco Global Growth Fund into the JNL/Loomis Sayles Global Growth Fund, both a series of the Trust.	35,569,312.590	761,537.961	2,722,767.152	39,053,617.703

2. To approve Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/JNL/AB Sustainable Global Thematic Fund into the JNL/Loomis Sayles Global Growth Fund, both a series of the Trust.	1,695,709.790	151,608.276	291,373.934	2,138,692.000

On March 25, 2026, a special meeting of shareholders of the JNL/American Funds Capital World Bond Fund of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/American Funds Capital World Bond Fund into the JNL/Neuberger Berman Strategic Income Fund, both a series of the Trust.	25,533,853.399	841,226.981	2,261,877.834	28,636,958.214

On March 25, 2026, a special meeting of shareholders of the JNL/Morningstar Pitchbook Listed Private Equity Index Fund of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/JNL/Morningstar Pitchbook Listed Private Equity Index Fund into the JNL/Mellon Financial Sector Fund, both a series of the Trust.	1,056,765.134	186,822.714	91,242.289	1,334,830.137

On March 25, 2026, a special meeting of shareholders of the JNL/T. Rowe Price U.S. High Yield Fund of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/T. Rowe Price U.S. High Yield Fund into the JNL/PPM America High Yield Bond Fund, both a series of the Trust.	16,940,921.119	397,545.178	1,445,009.267	18,783,475.564

On March 25, 2026, a special meeting of shareholders of the JNL/T. Rowe Price Balanced Fund of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/T. Rowe Price Balanced Fund into the JNL/T. Rowe Price Capital Appreciation Fund, both a series of the Trust.	25,605,192.445	408,043.352	1,249,527.268	27,262,763.065

On March 25, 2026, a special meeting of shareholders of the JNL/WCM China Quality Growth Fund of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/WCM China Quality Growth Fund into the JNL Multi-Manager Emerging Markets Equity Fund, both a series of the Trust.	1,007,473.910	47,100.043	0.000	1,054,573.953

On March 25, 2026, a special meeting of shareholders of the JNL/WMC Global Real Estate Fund of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/WMC Global Real Estate Fund into the JNL/Cohen & Steers U.S. Realty Fund, both a series of the Trust.	42,771,558.499	1,211,884.759	3,652,345.896	47,635,789.154

On March 25, 2026, a special meeting of shareholders of the JNL/AQR Large Cap Defensive Style Fund of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/AQR Large Cap Defensive Style Fund into the JNL/DFA U.S. Core Equity Fund, both a series of the Trust.	19,508,624.591	292,207.602	1,388,515.782	21,189,347.975

On March 25, 2026, a special meeting of shareholders of the JNL/Clearbridge Large Cap Growth Fund of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve the elimination of a fundamental policy regarding diversification.	36,401,897.957	4,187,759.428	2,987,549.669	43,577,207.054

On March 25, 2026, a special meeting of shareholders of the JNL/American Funds Global Small Cap Fund of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve the elimination of a fundamental policy regarding diversification.	24,480,755.843	847,914.546	2,307,832.824	27,636,503.213
2. To approve an amended fundamental policy regarding industry concentration.	24,418,340.312	1,022,056.584	2,196,106.317	27,636,503.213
3. To approve an amended fundamental policy regarding investment in real estate and commodities.	24,111,790.254	1,114,115.998	2,410,596.961	27,636,503.213
4. To approve an amended fundamental policy regarding lending.	24,031,873.298	1,201,692.219	2,402,937.696	27,636,503.213
5. To approve an amended fundamental policy regarding underwriting.	24,177,663.475	986,972.212	2,471,867.526	27,636,503.213
6. To approve an amended fundamental policy regarding borrowings.	24,097,256.205	1,147,472.913	2,391,774.095	27,636,503.213
7. To approve an amended fundamental policy regarding senior securities.	24,448,498.709	816,209.935	2,371,794.569	27,636,503.213
8. To approve an amended fundamental policy regarding investment in illiquid securities.	23,814,783.713	1,150,705.511	2,671,013.989	27,636,503.213
9. To approve an amended fundamental policy regarding investing for the purpose of exercising control of management.	23,695,675.606	1,573,220.462	2,367,607.145	27,636,503.213

Form N-CSR Item 10: Remuneration Paid to Directors, Officers and Others

Included within the Statements of Operations of the financial statements.

Form N-CSR Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract:

JNL Series Trust

(the “Trust”)

APPROVAL OF INVESTMENT ADVISORY, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”) oversees the management of the Trust and its separate series (each, a “Fund” and collectively, the “Funds”) and, as required by law, determines whether to approve the Trust’s advisory agreements (“Advisory Agreements”) with Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) and each Fund’s Sub-Adviser(s) (“Sub-Advisory Agreement” or “Sub-Advisory Agreements,” as applicable) and Sub-Sub-Adviser(s) (“Sub-Sub-Advisory Agreement” or “Sub-Sub-Advisory Agreements,” as applicable, and, collectively with the Advisory Agreement and Sub-Advisory Agreements, the “Agreements”).

At a meeting on May 27-29, 2026, the Board, including all of the independent trustees, who are not interested persons of the Trust (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to Sub-Adviser and Sub-Sub-Adviser replacements and additions for the following existing Funds:

1. JNL Multi-Manager Emerging Markets Equity Fund

a. An amendment to the Trust’s existing Sub-Advisory Agreement with Lazard Asset Management LLC (“Lazard”) whereby Lazard would replace Kayne Anderson Rudnick Investment Management, LLC (“KAR”) as Sub-Adviser.

2. JNL Multi-Manager Floating Rate Income Fund

a. A new Sub-Advisory Agreement between JNAM and Artisan Partners Limited Partnership (“Artisan”) whereby Artisan is added as a Sub-Adviser.

b. An amendment to the Trust’s existing Sub-Advisory Agreement with Neuberger Berman Investment Advisers LLC (“Neuberger”), whereby Neuberger is added as a Sub-Adviser.

3. JNL Multi-Manager Mid Cap Fund

a. An amendment to the Trust’s existing Sub-Advisory Agreement with FIAM LLC (“FIAM”), whereby FIAM would replace KAR as Sub-Adviser.

b. An amendment to the Trust’s existing Sub-Advisory Agreement with Invesco Advisers, Inc. (“Invesco”), whereby Invesco would replace Champlain Investment Partners, LLC as Sub-Adviser.

4. JNL Multi-Manager Small Cap Value Fund

a. An amendment to the Trust’s existing Sub-Advisory Agreement with FIAM, whereby FIAM would replace WCM Investment Management, LLC as Sub-Adviser.

b. An amendment to the Trust’s existing Sub-Advisory Agreement with Pacific Investment Management Company LLC (“PIMCO”) to replace Cooke & Bieler, L.P., whereby PIMCO is appointed as a Sub-Adviser, and a new Sub-Sub-Advisory Agreement between PIMCO and Research Affiliates, LLC (“RALLC”), whereby RALLC is appointed as a Sub-Sub-Adviser.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Agreements. With respect to its approval of an amendment to the Sub-Advisory Agreement with each of FIAM, Invesco, Lazard, Neuberger, and PIMCO, the Board noted that these Sub-Advisory Agreements were with Sub-Advisers that already provide services to one or more existing Funds in the Trust. Thus, with respect to these Sub-Advisers, the Board also considered relevant information provided at previous Board meetings. At the conclusion of the Board’s discussions, the Board approved the Agreements.

In reviewing the Agreements and considering the information, the Board was advised by independent legal counsel.  The Board considered the factors it deemed relevant and the information provided by the Adviser, Sub-Advisers and Sub-Sub-Adviser for this meeting and for previous meetings, as applicable, including: (1) the nature, quality and extent of the services to be provided; (2) the investment performance of the Funds; (3) cost of services of the Funds; (4) profitability data; (5) whether economies of scale may be realized and shared, in some measure, with investors as the Funds grow; and (6) other benefits that may accrue to the Sub-Advisers and the Sub-Sub-Advisers through their relationships with the Trust.  In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements. Certain of the factors considered in the Board's deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM, the Sub-Advisers and the Sub-Sub-Advisers and to consider the terms of the Agreements.  Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and

Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of each Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided and to be provided by JNAM, the Sub-Advisers and the Sub-Sub-Advisers.

The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser and Sub-Sub-Adviser.  The Board noted JNAM’s evaluation of each Sub-Adviser and Sub-Sub-Adviser, as well as JNAM’s recommendations, based on its review of each Sub-Adviser and Sub-Sub-Adviser, in connection with its approval of the Sub-Advisory Agreements and Sub-Sub-Advisory Agreements. The Board also considered the various business-related risks JNAM faces as a result of managing the series of the Trust, including entrepreneurial, legal and litigation risks, some of which may be significant.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of each Sub-Adviser and Sub-Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ and Sub-Sub-Advisers’ portfolio managers who are and would be responsible for the day-to-day management of each relevant sleeve of a Fund, as applicable. The Board reviewed information pertaining to each Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to each Sub-Adviser and Sub-Sub-Adviser. The Board considered compliance reports about JNAM, the Sub-Advisers and the Sub-Sub-Advisers from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded for each Fund that the Fund is likely to benefit from the nature, extent and quality of the services provided and to be provided, as applicable, by JNAM under the Advisory Agreement and each Sub-Adviser and Sub-Sub-Adviser under the applicable Sub-Advisory Agreement and Sub-Sub-Advisory Agreement.

Investment Performance of the Funds

JNL Multi-Manager Emerging Markets Equity Fund. The Board reviewed the performance of the Fund’s proposed Sub-Adviser’s investment mandates with similar investment strategies as compared to the Fund, the Fund’s benchmark index and the Fund’s peer group returns.

JNL Multi-Manager Floating Rate Income Fund. The Board reviewed the performance of the Fund’s proposed Sub-Advisers’ investment mandates with similar investment strategies as compared to the Fund, the Fund’s benchmark index and the Fund’s peer group returns.

JNL Multi-Manager Mid Cap Fund. The Board reviewed the performance of the Fund’s proposed Sub-Advisers’ investment mandates with similar investment strategies as compared to the Fund, the Fund’s benchmark index and the Fund’s peer group returns.

JNL Multi-Manager Small Cap Value Fund. The Board reviewed the performance of the Fund’s proposed Sub-Advisers’ and Sub-Sub-Adviser’s investment mandates with similar investment strategies as compared to the Fund, the Fund’s benchmark index and the Fund’s peer group returns.

Costs of Services

The Board reviewed the fees to be paid to the Adviser, each Sub-Adviser and Sub-Sub-Adviser, as applicable.  The Board noted that the Funds’ sub-advisory fees would be paid by JNAM (not the Fund) and that for JNL Multi-Manager Small Cap Value Fund, sub-sub-advisory fees would be paid by the Fund’s Sub-Adviser, and, therefore, would be neither a direct shareholder expense nor a direct influence on the Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund, as applicable, is set forth below:

JNL Multi-Manager Emerging Markets Equity Fund. The Board considered that the proposed sub-advisory fee is lower than the current sub-advisory fee and the peer group average. The Board noted that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages. The Board also noted that in conjunction with the proposed Sub-Adviser replacement, JNAM would implement a voluntary advisory fee waiver to be effective June 8, 2026, lowering the Fund’s advisory fee and total expense ratio further. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL Multi-Manager Floating Rate Income Fund. The Board considered that the Fund's advisory fee and the proposed sub-advisory fees are lower than their respective peer group averages, while the Fund’s total expense ratio is within three basis points of its peer group average. The Board further noted that in conjunction with the Sub-Adviser additions, the Fund’s advisory fee and total expense ratio are not proposed to change. The Board concluded that the sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL Multi-Manager Mid Cap Fund. The Board considered that the proposed sub-advisory fees are lower than the current sub-advisory fees and the peer group average. The Board noted that the Fund’s advisory fee is lower than the peer group average and the Fund’s total expense ratio is equal to the peer group average. The Board considered that in conjunction with the proposed Sub-Adviser changes, JNAM would implement a voluntary advisory fee waiver to be effective June 8, 2026, lowering the Fund’s advisory fee and total expense ratio further. In this regard, the Board noted that the proposed advisory fee will be lower than the current advisory fee and the peer group average. The Board also noted that the Fund’s total expense ratio, after taking account of the proposed advisory and sub-advisory fee changes, will be lower than the current total expense ratio and the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL Multi-Manager Small Cap Value Fund. The Board considered that the proposed sub-advisory fees are lower than the Fund’s current sub-advisory fees and the peer group average. The Board noted that the Fund’s advisory fee is lower than the peer group average and is not proposed to change. The Board also noted that the Fund’s total expense ratio is lower than the peer group average and is not proposed to change. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

Profitability

The Board considered information concerning the costs to be incurred and profits expected to be realized by JNAM and each Sub-Adviser. The Board determined that profits expected to be realized by JNAM and each Sub-Adviser were not unreasonable.

Economies of Scale

The Board considered whether each Fund’s proposed fees reflect the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM and the Sub-Advisers, the Board noted that the advisory fee arrangements for each Fund contain breakpoints that decrease the fee rate as assets increase. The Board also noted that each Sub-Adviser has agreed to breakpoints in the sub-advisory fee rates. The

Board also noted that the sub-advisory fee for each Fund will be paid by JNAM (not the Fund) and that, for JNL Multi-Manager Small Cap Value Fund, the sub-sub-advisory fees will be paid by the Fund’s Sub-Adviser (not the Fund).

The Board concluded that the Funds’ fee schedules in some measure share economies of scale with shareholders.

Other Benefits to the Adviser, the Sub-Advisers and the Sub-Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent, and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  In its periodic evaluation of the benefits to the Sub-Advisers, the Board also noted that certain Sub-Advisers may from time to time pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage.  The Board considered JNAM’s assertion that those meetings do not yield a profit to the distributor that a sub-adviser is not required to participate in the meetings and that recommendations to hire or fire sub-advisers are not influenced by the sub-adviser’s willingness to participate in the meetings. Lastly, the Board noted that certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers and Sub-Sub-Advisers through their relationships with the Funds, the Board noted that the Sub-Advisers and Sub-Sub-Advisers may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Trust or other clients of the Sub-Advisers or Sub-Sub-Advisers as a result of their relationship with the Funds.

Supplement Dated May 29, 2026

To The Prospectus Dated April 27, 2026

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective April 15, 2026, for the JNL/MFS Equity Income Fund, please delete all references to and information for Jim Fallon.

Effective April 27, 2026, for the JNL/T. Rowe Price Mid-Cap Growth Fund, please delete all references to and information for Ashley R. Woodruff, CFA and Donald J. Easley, CFA.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/BlackRock Global Allocation Fund, after the last paragraph please add the following:

Jackson National Asset Management, LLC (“JNAM”) manages one private investment held by the Fund. As of the date of this prospectus, it is contemplated that the duration of JNAM’s involvement in managing the private investment will be for however long it takes the Fund to sell it.
This Supplement is dated May 29, 2026.

Supplement Dated June 8, 2026

To The Prospectus Dated April 27, 2026

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

All changes in this supplement are for the JNL Multi-Manager Emerging Markets Equity Fund and are effective immediately.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” please delete the “Kayne Anderson Rudnick Strategy” in the entirety.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” please delete the “GQG Strategy,” in the entirety and replace with the following:

GQG Strategy

GQG Partners LLC (“GQG”) constructs the GQG Strategy by investing in equity securities of emerging market companies. The equity securities in which the GQG Strategy invests are primarily publicly traded common stocks but may also include warrants and preferred stocks. Equity securities also include depositary receipts (including unsponsored depositary receipts and American, European, and Global Depositary Receipts (“ADRs,” “EDRs” and “GDRs,” respectively)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies, and P-Notes, which are derivative instruments designed to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The GQG Strategy may invest in initial public offerings (“IPOs”) and securities of companies with any market capitalization. Certain instruments in which the GQG Strategy invests may be illiquid or thinly traded securities. The GQG Strategy may invest in exchange traded funds (“ETFs”), including commodity ETFs that provide exposure to or invest in gold.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” after the “GQG Strategy,” please add the following:

Lazard Strategy

Lazard Asset Management LLC (“Lazard”) constructs the Lazard Strategy by investing primarily in equity securities, principally common stocks, of emerging markets companies. Using a quantitative process, the Lazard Strategy selects investments from a broad investment universe of emerging market stocks and depositary receipts, including ADRs, EDRs, GDRs, real estate investment trusts (“REITs”), warrants and rights. The Lazard Strategy may invest across the market capitalization spectrum. The Lazard Strategy may invest in ETFs, generally those that pursue a passive index-based strategy.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” please move the “T. Rowe Price Strategy” and the “WCM Strategy” to end of the section.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” please delete the “WCM Strategy,” in the entirety and replace with the following:

WCM Strategy

WCM Investment Management, LLC (“WCM”) constructs the WCM Strategy by investing in equity securities of non-U.S. domiciled companies or depositary receipts of non-U.S. domiciled companies located in emerging market countries. WCM’s investments in equity securities may include common stocks, common stock that is offered in IPOs, and depositary receipts. The WCM Strategy’s investments in depositary receipts may include ADRs, EDRs, GRDs, and Canadian Depositary Receipts ( “CDRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. CDRs, EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

In the section, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” after the last bulleted paragraph please add the following:

• Model risk - At least one of the Sub-Advisers relies heavily on quantitative models and information and data supplied or made available by third parties ("Models and Data"). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investments. The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, which may cause the Fund to underperform its benchmark or other funds with a similar investment objective. When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Sub-Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend on the accuracy and reliability of the supplied historical data. All models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect. However, even if data is inputted correctly, "model prices" will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments. The Fund is unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated, and major losses may result. The Sub-Adviser, in its sole discretion, will continue to test, evaluate and add new models, which may result in the modification of existing models from time to time. There can be no assurance that model modifications will enable the Fund to achieve its investment objective.

• REIT investment risk - The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

In the section, “Summary Overview of Each Fund,” under “Portfolio Management,” please delete the sub-section, “Sub-Advisers,” in the entirety and replace with the following:

Sub-Advisers:
GQG Partners LLC ("GQG")

Lazard Asset Management LLC (“Lazard”)

T. Rowe Price Associates, Inc. ("T. Rowe Price")

WCM Investment Management, LLC (“WCM”)

In the section, “Summary Overview of Each Fund,” under “Portfolio Management,” please delete “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2020	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2020	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2020	Vice President and Portfolio Manager, JNAM
Kyle Ottwell, CFA, CAIA	April 2026	Director and Portfolio Manager, JNAM
Rajiv Jain	April 2024	Chairman and Chief Investment Officer, GQG
Brian Kersmanc	April 2024	Portfolio Manager, GQG
Sudarshan Murthy, CFA	April 2024	Portfolio Manager, GQG
Siddharth Jain	April 2024	Deputy Portfolio Manager, GQG
Paul Moghtader, CFA	June 2026	Portfolio Manager and Analyst, Lazard
Taras Ivanenko, CFA	June 2026	Portfolio Manager and Analyst, Lazard
Peter Kashanek	June 2026	Portfolio Manager and Analyst, Lazard
Alex Lai, CFA	June 2026	Portfolio Manager and Analyst, Lazard
Kurt Livermore, CFA	June 2026	Portfolio Manager and Analyst, Lazard
Ernest Yeung, CFA, IMC	April 2020	Portfolio Manager and Vice President, T. Rowe Price
Sanjay Ayer, CFA	April 2020	Portfolio Manager, WCM
Gregory S. Ise, CFA	April 2020	Portfolio Manager and Business Analyst, WCM
Mike Tian, CFA	April 2020	Portfolio Manager and Business Analyst, WCM
Michael B. Trigg	April 2020	Portfolio Manager and co-CEO, WCM
This Supplement is dated June 8, 2026.

Supplement Dated June 8, 2026

To The Prospectus Dated April 27, 2026

JNL® Series Trust

Please note that the changes below may impact your variable annuity product(s).

All changes in this supplement are for the JNL Multi-Manager Floating Rate Income Fund and are effective immediately.

In the sections, “Summary Overview of Each Fund” and “Additional Information About Each Fund,” under “Investment Objective,” please delete the paragraph in the entirety and replace with the following:

Investment Objective. The investment objective of the Fund is to seek to provide total return through a combination of current income and long-term capital appreciation.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” please delete the third paragraph in the entirety and replace with the following:

The Fund consists of four strategies, sometimes referred to as “sleeves.” Three sleeves are managed by unaffiliated investment managers, Artisan Partners Limited Partnership (“Artisan Partners”), FIAM LLC (“FIAM”), and Neuberger Berman Investment Advisers LLC (“NBIA”), and the other sleeve is managed by an affiliated investment manager, PPM America, Inc. (“PPM”, and together with Artisan Partners, FIAM, and NBIA, the “Sub-Advisers”). Each Sub-Adviser generally provides day-to-day management for a portion of the Fund’s assets.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” after the fifth paragraph please add the following:

Artisan Partners Strategy

Artisan Partners constructs the Artisan Partners Strategy by primarily investing in floating rate debt instruments that are attractively valued, such as floating rate leveraged loans, which could include, among other types of loans, senior secured loans, unsecured loans, second lien loans, bridge loans, and junior loans. The Artisan Partners Strategy seeks to invest in issuers with high quality business models that have compelling risk-adjusted return characteristics.

The Artisan Partners Strategy will invest primarily in instruments that are rated, at the time of purchase, below investment grade (below BBB- by Standard & Poor's Rating Services (“S&P”) or Fitch, Inc. (“Fitch”) or below Baa3 by Moody's Investors Service, Inc. (“Moody’s”)), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or unrated but determined by Artisan Partners to be of comparable quality, commonly known as “junk bonds.” Although the Artisan Partners Strategy expects to primarily invest in instruments that are rated below investment grade (or unrated but determined by Artisan Partners to be of comparable quality), the Artisan Partners Strategy may invest without limit in instruments of any credit quality, including investment grade instruments and securities of stressed or distressed issuers. The Artisan Partners Strategy may invest in debt securities of any maturity.

The Artisan Partners Strategy may invest without limit in securities and other instruments of U.S. and non-U.S. issuers, including issuers economically tied to “emerging market” countries, securities traded principally outside of the U.S., and securities denominated in currencies other than the U.S. dollar. The Artisan Partners Strategy usually seeks (but is not required) to hedge against the risk of loss resulting from currency fluctuation.

The Artisan Partners Strategy also may invest in other corporate fixed income instruments of varying maturities, including fixed-rate instruments, debentures, notes, commercial paper and other types of corporate debt instruments across the credit quality spectrum, such as stressed and distressed debt securities. The Artisan Partners Strategy may invest in private placements and other restricted securities (i.e., securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws).

The Artisan Partners Strategy may use derivatives for investment, duration management, or hedging purposes, or with the purpose or effect of creating investment leverage. The Artisan Partners Strategy may also use derivatives to manage liquidity risk. The Artisan Partners Strategy’s investments in derivative instruments may include investments in, among other instruments, futures contracts, swap contracts, and certain currency instruments such as currency forward contracts and currency swap contracts.

In the sections, “Summary Overview of Each Fund” and “Additional Information About Each Fund,” under “Principal Investment Strategies,” please change all references to the “FIAM Floating Rate Strategy” to the “FIAM Strategy” and move the strategy to below the “Artisan Partners Strategy.”

n the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” after the “FIAM Strategy,” please add the following:

NBIA Strategy

NBIA constructs the NBIA Strategy by investing mainly in floating rate senior secured loans issued in U.S. dollars by U.S. and foreign corporations, partnerships and other business entities (borrowers). These loans are often at the time of investment below investment grade securities (commonly known as “junk bonds”). The NBIA Strategy considers debt securities to be below investment grade if, at the time of investment, they are rated below the four highest categories by at least one independent credit rating agency or, if unrated, are determined to be of comparable quality. Floating interest rates vary with and adjust to reflect changes in a generally recognized base interest rate or the prime rate. The NBIA Strategy generally seeks to focus on loans of companies that are believed to have the ability to generate cash flow through a full business cycle, maintain adequate liquidity, and have access to both debt and equity capital, but may invest in loans of distressed companies.

The NBIA Strategy may also purchase fixed-rate loans, second lien loans, unsecured loans, investment grade and below investment grade fixed income securities, including investment grade short term debt obligations, convertible securities, money market instruments, repurchase agreements, and restricted securities.

In the sections, “Summary Overview of Each Fund” and “Additional Information About Each Fund,” under “Principal Investment Strategies,” please change all references to the “PPM America Floating Rate Income Strategy” to the “PPM America Strategy” and move the strategy to the end of the section.

In the section, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Floating Rate Income Fund, after the last bulleted paragraph please add the following:

• Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

• Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

• Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

• Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

• Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions, and other transaction costs.

• Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

• Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

• Private placement and other restricted securities risk – Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

• Currency risk - Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Swaps risk - Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd-Frank Act mandated a new regulatory framework for trading swaps in the United States. For example, certain standardized swaps are now, and others may in the future be, required to be executed on or subject to the rules of specified trading platforms such as designated contract markets or swap execution facilities and cleared by a central counterparty such as a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions. There are also risks introduced of a possible default by the central counterparty or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The process of implementing regulations under the Dodd-Frank Act is ongoing and there may be further changes to the system.

In the section, “Summary Overview of Each Fund,” under “Portfolio Management,” please delete the sub-section, “Sub-Advisers,” in the entirety and replace with the following:

Sub-Advisers:

Artisan Partners Limited Partnership (“Artisan Partners”)

FIAM LLC ("FIAM")

Neuberger Berman Investment Advisers LLC (“NBIA”)

PPM America, Inc. ("PPM")

In the section, “Summary Overview of Each Fund,” under “Portfolio Management,” please delete “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2022	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2022	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2022	Vice President and Portfolio Manager, JNAM
Kyle Ottwell, CFA, CAIA	April 2026	Director and Portfolio Manager, JNAM
Bryan C. Krug, CFA	June 2026	Managing Director and Lead Portfolio Manager, Artisan Partners
Seth B. Yeager, CFA	June 2026	Portfolio Manager, Artisan Partners
Eric Mollenhauer	September 2022	Portfolio Manager, FIAM
Kevin Nielsen	September 2022	Portfolio Manager, FIAM
Chandler Perine	October 2022	Portfolio Manager, FIAM
Joseph P. Lynch	June 2026	Managing Director, NBIA
Stephen J. Casey	June 2026	Managing Director, NBIA
Adam Spielman	June 2018	Portfolio Manager, PPM
John Broz	February 2023	Portfolio Manager, PPM
This Supplement is dated June 8, 2026.

Supplement Dated June 8, 2026

To The Prospectus Dated April 27, 2026

JNL® Series Trust

Please note that the changes below may impact your variable annuity product(s).

All changes in this supplement are for the JNL Multi-Manager Mid Cap Fund and are effective immediately.

In the sections, “Summary Overview of Each Fund” and “Additional Information About Each Fund,” under “Investment Objective,” please delete the paragraph in the entirety and replace with the following:

Investment Objective. The investment objective of the Fund is capital appreciation and long-term total return.

n the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” please delete the second paragraph in the entirety and replace with the following:

The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. The Fund also maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, the Fund may have significant investments in particular sectors, including but not limited to industrials. JNAM’s allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy’s expected returns, volatility, correlation, and contribution to the Fund’s overall risk profile.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” please delete the “Champlain Strategy” and the “Kayne Anderson Rudnick Strategy” in the entirety and replace with the following:

FIAM Strategy

FIAM LLC (“FIAM”) constructs the FIAM Strategy by investing primarily in common stocks of medium-sized companies that FIAM believes have above average growth potential. The FIAM Strategy may also invest in larger or smaller companies, in securities of domestic and foreign issuers, and in derivative instruments that provide investment exposure to these investments or exposure to one or more market risk factors associated with such investments.

Invesco Strategy

Invesco Advisers, Inc. (“Invesco”) constructs the Invesco Strategy by investing primarily in equity securities of mid-capitalization issuers and in derivatives and other instruments that have economic characteristics similar to such securities. The Invesco Strategy mainly invests in common stocks of U.S. companies that Invesco expects to have above-average growth rates. The Invesco Strategy seeks to invest in newer companies or in more established companies that are in the early growth phase of their business cycle, which is typically marked by above average growth rates. The Invesco Strategy may also invest in companies in other market capitalization ranges and in securities of issuers in any country, including developed countries and emerging market countries (i.e., those that are generally in the early stages of their industrial cycles).

In the section, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” please delete “Financial services risk” in the entirety and replace with the following:

• Industrial companies risk – The stock prices of companies in the industrials sector are affected by supply and demand both for their specific products or services and for industrials sector products in general. Companies in the industrial sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage and product liability claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of export or import controls, increased competition, depletion of resources, technological developments and labor relations.

In the section, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” after the last bulleted paragraph please add the following:

• Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

• Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

• Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

• Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

In the section, “Summary Overview of Each Fund,” under “Portfolio Management,” please delete the sub-section, “Sub-Advisers,” in the entirety and replace with the following:

Sub-Advisers:

FIAM LLC (“FIAM”)

Invesco Advisers, Inc. ("Invesco")

River Road Asset Management, LLC ("River Road")
Victory Capital Management Inc. ("Victory Capital")

In the section, “Summary Overview of Each Fund,” under “Portfolio Management,” please delete “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2016	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2016	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2016	Vice President and Portfolio Manager, JNAM
Kyle Ottwell, CFA, CAIA	April 2026	Director and Portfolio Manager, JNAM
Shilpa Mehra	June 2026	Portfolio Manager, FIAM
Ronald J. Zibelli, Jr., CFA	June 2026	Lead Portfolio Manager, Invesco
Justin Livengood, CFA	June 2026	Portfolio Manager, Invesco
Matthew W. Moran, CFA	June 2025	Portfolio Manager, River Road
Daniel R. Johnson, CFA, CPA	June 2025	Portfolio Manager, River Road
Gary H. Miller	September 2016	Chief Investment Officer and Lead Manager, Victory Capital/Sycamore Capital
Gregory M. Conners	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
James M. Albers, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
Michael F. Rodarte, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
This Supplement is dated June 8, 2026.

Supplement Dated June 8, 2026

To The Prospectus Dated April 27, 2026

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

All changes in this supplement are for the JNL Multi-Manager Small Cap Value Fund and are effective immediately.

In the sections, “Summary Overview of Each Fund” and “Additional Information About Each Fund,” under “Investment Objective” please delete the paragraph in the entirety and replace with the following:

Investment Objective. The investment objective of the Fund is long-term total return and capital appreciation.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” please delete the “Cooke & Bieler Strategy” and the “WCM Strategy” in the entirety.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” after the “Congress Strategy,” please add the following:

FIAM Strategy

FIAM LLC (“FIAM”) constructs the FIAM Strategy by investing primarily in common stocks of small capitalization companies that FIAM believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry.

FIAM uses fundamental analysis of factors such as each company’s financial condition and industry position, as well as market and economic conditions, to select investments. FIAM may invest the assets of the FIAM Strategy in securities of foreign issuers in addition to securities of domestic issuers, as well as derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments.

PIMCO/Research Affiliates Strategy

Pacific Investment Management Company LLC (“PIMCO”) constructs the PIMCO/Research Affiliates Strategy by investing in securities of small companies economically tied to the United States. The PIMCO/Research Affiliates Strategy will obtain exposure to a portfolio of stocks of small U.S. companies through investment in the securities that comprise the RAE US Small Portfolio. The PIMCO/Research Affiliates Strategy may also invest in companies of other market capitalizations. The stocks are selected by the PIMCO/Research Affiliates Strategy’s sub-sub-adviser, Research Affiliates, LLC from a broad universe of companies which satisfy certain liquidity and capacity requirements.

The PIMCO/Research Affiliates Strategy may invest, without limitation, in equity and equity-related securities, including common and preferred securities. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital) and equity derivatives. The PIMCO/Research Affiliates Strategy may also invest in derivative instruments, such as options, forwards, futures contracts, options on futures and swap agreements. The PIMCO/Research Affiliates Strategy may also invest in real estate investment trusts. The PIMCO/Research Affiliates Strategy may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The PIMCO/Research Affiliates Strategy may also enter into reverse repurchase agreements.

In the section, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” after the last bulleted paragraph please add the following:

• Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

• Distressed securities risk – Distressed securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Because the issuer of such securities is likely to be in a distressed financial condition, repayment of distressed or defaulted securities (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in foreign jurisdictions are different than those in the U.S. and the effect of these laws and practices may be less favorable and predictable than in the U.S. Investments in defaulted securities and obligations of distressed issuers are considered highly speculative.

• Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

• Leverage risk – Certain derivative transactions involve the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

• Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

• Model risk – At least one of the Sub-Advisers relies heavily on quantitative models and information and data supplied or made available by third parties ("Models and Data"). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investments. The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, which may cause the Fund to underperform its benchmark or other funds with a similar investment objective. When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Sub-Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend on the accuracy and reliability of the supplied historical data. All models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect. However, even if data is inputted correctly, "model prices" will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments. The Fund is unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated, and major losses may result. The Sub-Adviser, in its sole discretion, will continue to test, evaluate and add new models, which may result in the modification of existing models from time to time. There can be no assurance that model modifications will enable the Fund to achieve its investment objective.

• Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.

• Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

• Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandated a new regulatory framework for trading swaps in the United States. For example, certain standardized swaps are now, and others may in the future be, required to be executed on or subject to the rules of specified trading platforms such as designated contract markets or swap execution facilities and cleared by a central counterparty such as a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions. There are also risks introduced of a possible default by the central counterparty or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The process of implementing regulations under the Dodd-Frank Act is ongoing and there may be further changes to the system.

• Reverse repurchase agreements risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if the value of collateral held by the Fund, including the value of the investments made with the cash received from the sale of securities, is less than the value of the securities sold by the Fund. These events could also trigger adverse tax consequences to the Fund.

In the section, “Summary Overview of Each Fund,” under “Portfolio Management,” please delete the sub-section, “Sub-Advisers,” in the entirety and replace with the following:

Sub-Advisers:

Congress Asset Management Company, LLP ("Congress")

FIAM LLC (“FIAM”)

Pacific Investment Management Company LLC (“PIMCO”)

Reinhart Partners, LLC ("Reinhart")

River Road Asset Management, LLC ("River Road")

Sub-Sub-Adviser:

Research Affiliates, LLC (“RALLC”)

In the section, “Summary Overview of Each Fund,” under “Portfolio Management,” please delete “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2015	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2015	Vice President and Portfolio Manager, JNAM
Kyle Ottwell, CFA, CAIA	April 2026	Director and Portfolio Manager, JNAM
Jeff Kerrigan, CFA	September 2015	Portfolio Manager, Congress
Gabriela Kelleher	June 2026	Portfolio Manager, FIAM
Matthew Martinek, CFA	October 2019	Principal and Lead Portfolio Manager, Reinhart
Josh Wheeler, CFA	September 2024	Principal and Portfolio Manager, Reinhart
J. Justin Akin	April 2021	Senior Portfolio Manager, River Road
Todd Mayberry, CFA	August 2025	Portfolio Manager, River Road
R. Andrew Beck	April 2021	Chief Executive Officer & Senior Portfolio Manager, River Road
Rob Arnott	June 2026	Chairman and Founder, RALLC
Jim Masturzo	June 2026	Chief Investment Officer, RALLC
This Supplement is dated June 8, 2026.

Supplement Dated June 8, 2026

To The Prospectus Dated April 27, 2026

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/First Sentier Global Infrastructure Fund, please add the following after the second paragraph:

Effective June 8, 2026, for consistency with the Fund’s principal investment strategies, the Fund will add the FTSE Global Core Infrastructure 50/50 Index as the Fund’s tertiary benchmark.

In the section, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Franklin Templeton Income Fund, please delete “Industrial companies risk” in the entirety and replace with the following:

• Industrial companies risk – The stock prices of companies in the industrials sector are affected by supply and demand both for their specific products or services and for industrials sector products in general. Companies in the industrial sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage and product liability claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of export or import controls, increased competition, depletion of resources, technological developments and labor relations.

This Supplement is dated June 8, 2026.

Supplement Dated July 24, 2026

To The Prospectus Dated April 27, 2026

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective July 15, 2026, for the JNL/Fidelity Institutional AM® & JPMorgan Large Cap Growth Fund, please delete all references to and information for Adam Benjamin.

Effective June 23, 2026, for the JNL/Lord Abbett Short Duration Income Fund, please delete all references to and information for Harris Trifton.

Effective July 1, 2026, for the JNL/Mellon Bond Index Fund and JNL Bond Index Fund, please delete all references to and information for Gregg A. Lee, CFA.

In the sections, “Summary Overview of Each Fund” and “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/BlackRock Global Allocation Fund, please delete the last paragraph in the entirety.

Effective June 8, 2026, in the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/First

Sentier Global Infrastructure Fund, please delete the “Average Annual Total Returns Tables” in the entirety and replace with the following:

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/First Sentier Global Infrastructure Fund (Class A)	17.55%	6.72%	6.96%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
S&P Global Infrastructure Index (Net) (reflects no deduction for fees, expenses, or taxes)	21.54%	10.02%	8.47%
FTSE Global Core Infrastructure 50/50 Index (Net) (reflects no deduction for fees, expenses, or taxes)	14.36%	6.95%	7.79%

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/First Sentier Global Infrastructure Fund (Class I)	17.97%	7.04%	7.25%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
S&P Global Infrastructure Index (Net) (reflects no deduction for fees, expenses, or taxes)	21.54%	10.02%	8.47%
FTSE Global Core Infrastructure 50/50 Index (Net) (reflects no deduction for fees, expenses, or taxes)	14.36%	6.95%	7.79%

Effective July 1, 2026, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Mellon Bond Index Fund, please delete the “Portfolio Managers” table and corresponding endnote in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Marlene Walker Smith	June 2025	Senior Director and Chief Investment Officer, Mellon
Bryan Steele	July 2026	Senior Vice President, Senior Portfolio Manager – Fixed Income, Mellon

Effective July 1, 2026, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Bond Index Fund, please delete the “Portfolio Managers” table and corresponding endnote in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Marlene Walker Smith	June 2025	Senior Director and Chief Investment Officer, Mellon
Bryan Steele	July 2026*	Senior Vice President, Senior Portfolio Manager – Fixed Income, Mellon

* The Fund serves as the Master Fund for the JNL/Mellon Bond Index Fund (“Feeder Fund”). Marlene Walker Smith and Bryan Steele joined the Feeder Fund’s management team in 2025 and 2026, respectively.

This Supplement is dated July 24, 2026.

JNL Series Trust
225 W. Wacker Drive
Suite 1000
Chicago, IL 60606

Please note that recent changes to your delivery preferences may not be reflected with this mailing.

Please also note that if you own more than one contract with Jackson, your delivery preferences must be set up separately for each contract.

For legal mailings of this nature, it can take up to 60 days for your delivery preferences to take effect.

VADV6413 08/26

JACKSON®

SEMI-ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Asset Allocation Fund Class 1 for the six months ended June 30, 2026

This semi-annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$15	0.30%*
*Annualized

Key fund statistics
Fund net assets (in millions)	$28,335
Total number of portfolio holdings	2,165
Portfolio turnover rate including mortgage dollar roll transactions	51%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%
Portfolio holdings by asset type (percent of net assets)

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-070-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – The Bond Fund of America Class 1 for the six months ended June 30, 2026

This semi-annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$11	0.23%*
*Annualized

Key fund statistics
Fund net assets (in millions)	$11,198
Total number of portfolio holdings	2,015
Portfolio turnover rate including mortgage dollar roll transactions	155%
Portfolio turnover rate excluding mortgage dollar roll transactions	112%
Portfolio holdings by asset type (percent of net assets)

Bonds, notes & other debt instruments:
Corporate bonds and notes	33.12%
U.S. Treasury bonds & notes	28.70
Mortgage-backed obligations	27.80
Asset-backed obligations	3.78
Bonds & notes of governments & government agencies outside the U.S.	1.70
Municipals	1.41
Loans	0.08
Equities:
Common stocks	0.00*
TBA sale commitments:
Mortgage-backed obligations	(1.73)
Short term securities & other assets less liabilities	5.14†%
Total	100.00%

*Less than 0.01%.
†Includes derivatives.

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-078-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Capital Income Builder Class 1 for the six months ended June 30, 2026

This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital Income Builder (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$14	0.27%*
*Annualized

Key fund statistics
Fund net assets (in millions)	$1,770
Total number of portfolio holdings	1,241
Portfolio turnover rate including mortgage dollar roll transactions	58%
Portfolio turnover rate excluding mortgage dollar roll transactions	51%
Portfolio holdings by sector (percent of net assets)

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-101-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Global Growth Fund Class 1 for the six months ended June 30, 2026

This semi-annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$23	0.42%*
*Annualized

Key fund statistics
Fund net assets (in millions)	$10,706
Total number of portfolio holdings	171
Portfolio turnover rate	32%
Portfolio holdings by sector (percent of net assets)

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-077-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Growth Fund Class 1 for the six months ended June 30, 2026

This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$17	0.34%*
*Annualized

Key fund statistics
Fund net assets (in millions)	$57,225
Total number of portfolio holdings	238
Portfolio turnover rate	19%
Portfolio holdings by sector (percent of net assets)

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-027-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Growth-Income Fund Class 1 for the six months ended June 30, 2026

This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$15	0.28%*
*Annualized

Key fund statistics
Fund net assets (in millions)	$45,944
Total number of portfolio holdings	127
Portfolio turnover rate	24%
Portfolio holdings by sector (percent of net assets)

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-026-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – EUPAC FUND (formerly International Fund) Class 1 for the six months ended June 30, 2026

This semi-annual shareholder report contains important information about American Funds Insurance Series - EUPAC Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$27	0.51%*
*Annualized

Key fund statistics
Fund net assets (in millions)	$7,589
Total number of portfolio holdings	384
Portfolio turnover rate	69%
Portfolio holdings by sector (percent of net assets)

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-071-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – New World Fund Class 1 for the six months ended June 30, 2026

This semi-annual shareholder report contains important information about American Funds Insurance Series - New World Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$31	0.58%*
*Annualized

Key fund statistics
Fund net assets (in millions)	$4,505
Total number of portfolio holdings	614
Portfolio turnover rate	33%
Portfolio holdings by sector (percent of net assets)

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-076-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Washington Mutual Investors Fund Class 1 for the six months ended June 30, 2026

This semi-annual shareholder report contains important information about American Funds Insurance Series - Washington Mutual Investors Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$13	0.26%*
*Annualized

Key fund statistics
Fund net assets (in millions)	$12,360
Total number of portfolio holdings	197
Portfolio turnover rate	15%

Portfolio holdings by sector (percent of net assets)

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-072-0826 © 2026 Capital Group. All rights reserved.

American Funds Insurance Series®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2026
Lit. No. INGEFP2-998-0826 © 2026 Capital Group. All rights reserved.

Global Growth Fund
Investment portfolio June 30, 2026unaudited

Common stocks 98.01%	Shares	Value (000)
Information technology 40.68%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,597,200	$736,956
Micron Technology, Inc.	536,549	619,333
SK hynix, Inc.	338,900	597,927
Broadcom, Inc.	908,061	343,020
Western Digital Corp.	507,603	324,216
ASML Holding NV	80,916	160,476
ASML Holding NV (ADR)	61,703	122,754
Samsung Electronics Co., Ltd.	1,133,760	247,859
Microsoft Corp.	390,702	145,740
Intel Corp. (a)	902,119	125,963
NVIDIA Corp.	617,918	123,639
AppLovin Corp., Class A (a)	217,473	112,049
Corning, Inc.	427,692	109,245
KLA Corp.	226,000	68,186
Cloudflare, Inc., Class A (a)	275,652	67,612
Apple, Inc.	233,537	67,576
Seagate Technology Holdings PLC	67,878	65,502
Ciena Corp. (a)	130,589	64,062
Shopify, Inc., Class A, subordinate voting shares (a)	278,761	31,829
Shopify, Inc., Class A, subordinate voting shares (CAD denominated) (a)	214,108	24,496
Dassault Systemes SE	2,183,729	44,477
EPAM Systems, Inc. (a)	487,827	38,709
Hewlett Packard Enterprise Co.	846,904	38,204
Ubiquiti, Inc.	51,991	27,765
Capgemini SE	176,911	17,793
Advanced Micro Devices, Inc. (a)	30,546	17,745
Delta Electronics, Inc.	198,000	12,255
		4,355,388

Industrials 15.53%
Siemens AG	339,350	109,043
ATI, Inc. (a)	476,446	93,908
Boeing Co. (The) (a)	422,785	91,520
GE Vernova, Inc.	74,566	87,605
Comfort Systems USA, Inc.	40,449	80,168
Ryanair Holdings PLC (ADR)	1,180,370	76,429
General Electric Co.	198,717	74,266
Safran SA	165,069	65,262
Carpenter Technology Corp.	104,276	64,322
Techtronic Industries Co., Ltd.	3,617,500	60,393
Rocket Lab Corp. (a)	565,667	57,500
Airbus SE, non-registered shares	247,505	55,089
FTAI Aviation, Ltd.	200,740	54,306
Saab AB, Class B	1,018,474	52,835
Bombardier, Inc., Class B (a)	217,849	50,158
Bloom Energy Corp., Class A (a)	157,491	47,673
Hanwha Aerospace Co., Ltd.	69,749	44,927
Core & Main, Inc., Class A (a)	916,776	44,234
GT Capital Holdings, Inc.	5,411,899	42,884
RS Group PLC	5,414,909	41,777
ASSA ABLOY AB, Class B	1,034,590	36,546
Toro Co. (The)	373,724	36,408
DSV A/S	153,094	36,342
TransDigm Group, Inc.	26,946	35,893
PACCAR, Inc.	286,995	34,474
Leonardo SpA	558,655	29,958
Caterpillar, Inc.	28,043	29,863
Deere & Co.	39,278	24,915
Mitsubishi Electric Corp.	640,000	23,470
Alliance Global Group, Inc.	156,400,700	20,400

1	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Mitsui & Co., Ltd.	676,500	$18,841
Copart, Inc. (a)	629,962	17,759
Crane Co.	54,220	12,095
Daikin Industries, Ltd.	76,900	11,681
		1,662,944

Financials 10.94%
3i Group PLC	3,977,134	131,261
Citigroup, Inc.	834,955	116,860
Aon PLC, Class A	331,084	109,817
Societe Generale	743,809	65,862
Adyen NV (a)	64,009	59,778
Banco Bilbao Vizcaya Argentaria SA	2,350,067	58,954
Prudential PLC	4,310,838	57,406
Fiserv, Inc. (a)	1,031,889	50,614
Ameriprise Financial, Inc.	104,697	48,031
Allianz SE	89,408	42,312
MS&AD Insurance Group Holdings, Inc.	1,579,600	41,255
Visa, Inc., Class A	118,186	40,549
Kinsale Capital Group, Inc.	122,877	40,526
Aviva PLC	4,545,916	39,223
Halyk Savings Bank of Kazakhstan OJSC (GDR)	1,192,557	35,725
UniCredit SpA	338,294	30,266
HSBC Holdings PLC (GBP denominated)	1,163,368	22,099
Apollo Asset Management, Inc.	173,851	20,568
Brookfield Corp., Class A	467,490	19,910
CaixaBank SA, non-registered shares	1,357,890	19,273
VZ Holding AG	100,688	18,872
Arthur J. Gallagher & Co.	74,138	17,020
KB Financial Group, Inc.	138,539	14,247
Shinhan Financial Group Co., Ltd.	224,722	13,924
CME Group, Inc., Class A	58,444	12,906
Standard Chartered PLC (GBP denominated)	460,153	12,472
Eurobank SA	2,512,864	12,008
HDFC Bank, Ltd.	1,328,758	11,240
CVC Capital Partners PLC	542,527	7,884
		1,170,862

Consumer discretionary 8.25%
Starbucks Corp.	1,415,740	144,674
Prosus NV, Class N	1,846,586	80,261
Inchcape PLC	6,234,573	63,781
Amazon.com, Inc. (a)	267,557	63,770
LKQ Corp.	2,005,096	52,794
Restaurant Brands International, Inc. (CAD denominated)	718,077	52,084
Renault SA	1,688,781	48,447
General Motors Co.	519,771	40,064
MGM China Holdings, Ltd.	28,793,200	37,339
LVMH Moet Hennessy-Louis Vuitton SE	64,729	35,845
Industria de Diseno Textil SA	501,952	31,635
Trip.com Group, Ltd. (ADR) (a)	788,983	31,433
Entain PLC	4,066,641	30,189
Toll Brothers, Inc.	167,692	27,627
Booking Holdings, Inc.	150,625	26,847
Hermes International	12,384	22,661
Chipotle Mexican Grill, Inc. (a)	663,804	22,569
Compagnie Financiere Richemont SA, Class A	73,617	17,082
Ryohin Keikaku Co., Ltd.	721,500	15,763

American Funds Insurance Series	2

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Wynn Macau, Ltd.	21,430,000	$13,822
O’Reilly Automotive, Inc. (a)	134,120	12,351
MercadoLibre, Inc. (a)	6,858	11,641
		882,679

Health care 8.16%
Vertex Pharmaceuticals, Inc. (a)	250,579	124,470
UnitedHealth Group, Inc.	260,134	108,120
Eli Lilly and Co.	81,047	97,210
Argenx SE (ADR) (a)	76,588	71,056
Regeneron Pharmaceuticals, Inc.	83,600	52,128
Thermo Fisher Scientific, Inc.	103,186	51,733
Novo Nordisk AS, Class B	871,431	41,807
Centene Corp. (a)	589,208	37,821
Cigna Group (The)	132,736	36,593
AstraZeneca PLC (GBP denominated)	194,247	36,340
Pfizer, Inc.	1,418,993	34,169
Sanofi	378,504	32,344
Ionis Pharmaceuticals, Inc. (a)	388,000	30,765
Bayer AG	537,074	29,692
BeOne Medicines, Ltd. (ADR) (a)	101,482	28,919
EssilorLuxottica SA	147,809	27,731
bioMerieux SA	226,573	17,792
Alnylam Pharmaceuticals, Inc. (a)	50,179	15,105
		873,795

Communication services 5.96%
Alphabet, Inc., Class A	928,534	331,830
Meta Platforms, Inc., Class A	207,460	116,860
Publicis Groupe SA	947,647	93,664
Bharti Airtel, Ltd.	2,029,589	39,775
Space Exploration Technologies Corp., Class A (a)(b)	209,100	35,727
Tencent Holdings, Ltd.	213,900	11,788
Netflix, Inc. (a)	124,540	8,892
		638,536

Materials 2.86%
Lynas Rare Earths, Ltd. (a)	6,227,600	78,034
Vale SA, ordinary nominative shares	2,622,149	39,559
Linde PLC	63,907	33,164
Amcor PLC (CDI)	713,400	30,858
Sherwin-Williams Co.	81,338	28,006
Resonac Holdings Co., Ltd.	193,300	21,554
First Quantum Minerals, Ltd. (a)	648,097	17,703
Syensqo SA	238,713	17,628
Agnico Eagle Mines, Ltd. (CAD denominated)	103,645	16,104
LyondellBasell Industries NV	250,227	13,174
Glencore PLC	1,475,257	10,062
		305,846

Consumer staples 2.74%
Nestle SA	783,948	80,507
Costco Wholesale Corp.	44,829	41,936
Carrefour SA, non-registered shares	2,201,230	40,890
Coca-Cola HBC AG (CDI)	519,634	33,919
Pernod Ricard SA	384,768	28,096
Philip Morris International, Inc.	121,081	21,905

3	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Ajinomoto Co., Inc.	451,200	$16,413
General Mills, Inc.	456,426	15,883
Monster Beverage Corp. (a)	140,587	13,513
		293,062

Real estate 1.15%
Simon Property Group, Inc. REIT	168,674	37,724
Mirvac Group REIT	27,613,163	32,970
Goodman Logistics (HK), Ltd. REIT	1,236,037	26,795
Dexus REIT	6,948,146	26,037
		123,526

Energy 1.14%
TotalEnergies SE (EUR denominated)	585,477	45,480
Canadian Natural Resources, Ltd. (CAD denominated)	1,066,948	42,219
Tourmaline Oil Corp.	612,792	25,622
NAC Kazatomprom JSC (GDR)	124,090	8,535
		121,856

Utilities 0.60%
Veolia Environnement SA	429,985	17,909
SSE PLC	533,888	17,255
Redeia Corporacion, SA	889,210	15,131
FirstEnergy Corp.	286,296	13,610
		63,905
Total common stocks (cost: $6,283,983,000)		10,492,399
Short-term securities 2.07%
Money market investments 2.07%
Capital Group Central Cash Fund 3.70% (c)(d)	2,222,490	222,227
Total short-term securities (cost: $222,232,000)		222,227
Total investment securities 100.08% (cost: $6,506,215,000)		10,714,626
Other assets less liabilities (0.08)%		(8,757)
Net assets 100.00%		$10,705,869
Investments in affiliates (d)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.07%
Money market investments 2.07%
Capital Group Central Cash Fund 3.70% (c)	$288,884	$1,102,143	$1,168,724	$(33)	$(43)	$222,227	$4,426

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 6/30/2026.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

American Funds Insurance Series	4

Global Growth Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest

EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts

REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

5	American Funds Insurance Series

SMALLCAP World Fund (formerly Global Small Capitalization Fund)
Investment portfolio June 30, 2026unaudited

Common stocks 97.34%	Shares	Value (000)
Industrials 29.48%
Diploma PLC	282,657	$26,748
Comfort Systems USA, Inc.	11,907	23,599
ATI, Inc. (a)	115,018	22,670
Crane Co.	84,382	18,823
Bombardier, Inc., Class B (a)	74,818	17,226
Modine Manufacturing Co. (a)	57,036	15,230
SPX Technologies, Inc. (a)	61,850	15,164
International Container Terminal Services, Inc.	922,820	13,473
Bloom Energy Corp., Class A (a)	44,113	13,353
Enpro, Inc.	33,887	12,773
FTAI Aviation, Ltd.	40,475	10,950
Arxis, Inc., Class A (a)	221,226	10,207
IMI PLC	257,456	10,129
BELIMO Holding AG	8,830	9,956
VSE Corp.	42,648	9,745
Everus Construction Group, Inc. (a)	56,908	9,444
Saia, Inc. (a)	21,037	8,860
Federal Signal Corp.	64,231	8,253
NICHIAS Corp.	331,600	8,144
Oshkosh Corp.	52,790	8,102
Casella Waste Systems, Inc., Class A (a)	83,185	8,066
Moog, Inc., Class A	18,907	8,014
AZZ, Inc.	50,977	7,904
Arcosa, Inc.	51,592	7,496
CSW Industrials, Inc.	25,436	7,079
Applied Industrial Technologies, Inc.	20,597	6,965
Watts Water Technologies, Inc., Class A	17,618	6,897
Acter Group Corp., Ltd.	167,000	6,809
Carel Industries SpA	186,944	6,783
SPIE SA	116,479	6,718
NKT AS (a)	43,533	6,519
Sterling Infrastructure, Inc. (a)	7,726	6,485
Howden Joinery Group PLC	579,374	6,440
Alliance Laundry Holdings, Inc. (a)	241,625	6,408
ESCO Technologies, Inc.	17,916	6,271
UL Solutions, Inc., Class A	59,217	6,032
Kadant, Inc.	19,124	6,009
XPO, Inc. (a)	29,165	5,987
MDA Space, Ltd. (CAD denominated) (a)	129,076	5,333
MDA Space, Ltd. (a)	10,628	439
BayCurrent, Inc.	149,500	5,570
Core & Main, Inc., Class A (a)	114,127	5,507
SWCC Corp.	65,000	5,502
Standex International Corp.	15,206	5,439
Addtech AB, Class B	152,096	5,361
First Advantage Corp. (a)	291,644	5,264
Babcock International Group PLC	416,403	5,259
Simpson Manufacturing Co., Inc.	25,031	5,240
Perini Corp.	61,369	5,092
VAT Group AG	5,811	5,084
Hammond Power Solutions, Inc., Class A	20,292	4,968
Astronics Corp. (a)	51,411	4,178
Astronics Corp., Class B (a)	10,282	781
ESAB Corp.	49,134	4,846
Cenergy Holdings SA	181,770	4,797
Alaska Air Group, Inc. (a)	91,648	4,784
Hub Group, Inc., Class A	108,746	4,762
Nexans SA	28,636	4,758
Cleanaway Waste Management, Ltd.	2,827,159	4,613
Sinfonia Technology Co., Ltd.	45,600	4,552

American Funds Insurance Series	6

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Copa Holdings SA, Class A	29,143	$4,534
AAR Corp. (a)	30,724	4,391
Takasago Thermal Engineering Co., Ltd.	137,648	4,355
Sanki Engineering Co., Ltd.	234,600	4,316
Badger Infrastructure Solutions, Ltd.	64,028	4,199
IES Holdings, Inc. (a)	5,682	4,174
Japan Elevator Service Holdings Co., Ltd.	387,000	4,153
SiteOne Landscape Supply, Inc. (a)	36,275	4,150
Sulzer AG	24,835	4,121
Loar Holdings, Inc. (a)	50,939	4,106
Meidensha Corp.	66,900	4,083
Advanced Drainage Systems, Inc.	25,143	3,946
Rumo SA	1,416,680	3,686
AQ Group AB	160,402	3,638
AAON, Inc.	28,633	3,632
Masco Corp.	43,946	3,576
Weir Group PLC (The)	111,236	3,550
PFISTERER Holding SE	32,776	3,536
Matson, Inc.	17,957	3,452
Armstrong World Industries, Inc.	21,434	3,438
Qantas Airways, Ltd.	459,874	3,405
Robert Half, Inc.	109,056	3,348
Kumagai Gumi Co., Ltd.	377,500	3,345
Volution Group PLC	409,830	3,325
Shaily Engineering Plastics, Ltd. (a)	103,374	3,186
Interpump Group SpA	81,980	3,168
KEI Industries, Ltd.	53,756	3,107
Rosebank Industries PLC (a)	701,710	3,082
Construction Partners, Inc., Class A (a)	25,733	3,056
DPC Holdings, Ltd. (a)	62,300	3,056
Visional, Inc. (a)	61,538	2,952
IMCD NV	32,481	2,933
Karman Holdings, Inc. (a)	58,330	2,912
Bravida Holding AB	227,811	2,905
Hensoldt AG	36,858	2,854
Tetra Tech, Inc.	97,835	2,826
Chemring Group PLC	406,685	2,763
CECO Environmental Corp. (a)	30,425	2,761
Cadre Holdings, Inc.	95,627	2,726
Builders FirstSource, Inc. (a)	30,147	2,698
Kandenko Co., Ltd.	64,300	2,689
Flowserve Corp.	35,801	2,655
Allison Transmission Holdings, Inc.	22,744	2,564
MSA Safety, Inc.	14,615	2,552
Takuma Co., Ltd.	113,500	2,544
Rotork PLC	644,541	2,527
Trinity Industries, Inc.	71,001	2,455
Beijer Ref AB, Class B	161,478	2,366
Arteche Lantegi Elkartea SA	61,425	2,366
WESCO International, Inc.	6,796	2,348
Powell Industries, Inc.	7,684	2,200
MYR Group, Inc. (a)	4,333	2,168
McGrath RentCorp	17,298	2,094
EquipmentShare.com, Inc., Class A (a)	105,242	2,069
Lifco AB, Class B	62,026	2,032
Instalco AB	473,453	1,869
Inox Wind, Ltd. (a)	1,939,830	1,859
INVISIO Communications AB	85,817	1,815
QinetiQ Group PLC	323,098	1,811
Grafton Group PLC	150,075	1,794

7	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
LISI SA	23,283	$1,752
Huber + Suhner AG	6,220	1,718
Neway Valve (Suzhou) Co., Ltd., Class A	227,550	1,697
Sankyu, Inc.	31,400	1,675
Generac Holdings, Inc. (a)	5,694	1,667
Union Tool Co.	11,643	1,650
R&S Group Holding AG	48,800	1,643
Engcon AB, Class B	259,170	1,639
Enerpac Tool Group Corp., Class A	45,450	1,630
APi Group Corp. (a)	38,189	1,617
Ceres Power Holdings PLC (a)	234,369	1,590
Mader Group, Ltd.	286,369	1,573
Montana Aerospace AG (a)	58,528	1,536
Terex Corp.	20,410	1,477
Sany Heavy Equipment International Holdings Co., Ltd.	1,667,000	1,421
HD Hyundai Marine Solution Co., Ltd.	9,671	1,410
FTI Consulting, Inc. (a)	9,141	1,362
AFRY AB, Class B	126,329	1,361
BWX Technologies, Inc.	6,882	1,340
Leonardo DRS, Inc.	30,940	1,320
EnerSys	5,531	1,293
Ventia Services Group Pty, Ltd.	299,198	1,286
Morgan Sindall Group PLC	19,659	1,283
GATX Corp.	7,202	1,276
SATS, Ltd.	354,900	1,247
FUJI Corp.	23,300	1,225
Beijer Alma AB, Class B	39,561	1,212
Cadeler A / S (a)	217,341	1,191
FLSmidth & Co. A/S, non-registered shares	16,229	1,188
Kaori Heat Treatment Co., Ltd.	24,000	1,180
Porr AG	23,237	1,176
Upwork, Inc. (a)	134,054	1,121
Worthington Enterprises, Inc.	20,208	1,086
Localiza Rent a Car SA, ordinary nominative shares	127,409	1,025
Localiza Rent a Car SA	5,572	43
Kajaria Ceramics, Ltd.	81,293	1,043
Aequs, Ltd. (a)	405,488	1,012
Richelieu Hardware, Ltd.	34,759	999
Firefly Aerospace, Inc. (a)(b)	33,801	994
AirTAC International Group	23,000	970
Kingspan Group PLC	10,571	967
dormakaba Holding AG	14,903	963
GEK TERNA Holdings SA	18,590	936
Grupa Pracuj SA	78,872	934
Karnell Group AB (a)	106,670	900
Kardex Holding AG	3,100	870
MTAR Technologies, Ltd. (a)	10,411	847
Mega Union Technology, Inc. (a)	26,852	829
RENK Group AG	16,984	819
HawkEye 360, Inc. (a)	39,847	806
Voyager Technologies, Inc., Class A (a)	23,553	760
Arcadis NV, non-registered shares	19,474	749
Tkms AG & Co. KGaA (a)	8,569	731
JBT Marel Corp.	5,014	727
Mitsubishi Kakoki Kaisha, Ltd.	31,300	712
Amada Co., Ltd.	36,900	681
Xometry, Inc., Class A (a)	6,939	670
Storskogen Group AB, Class B	744,855	656
Applied Aerospace & Defense, Inc. (a)	26,600	606
SNT Dynamics Co., Ltd.	25,424	578

American Funds Insurance Series	8

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Bufab AB	43,870	$574
MonotaRO Co., Ltd.	42,400	484
ICF International, Inc.	6,537	476
Downer EDI, Ltd.	80,636	450
Zehnder Group AG	5,694	441
LIG Defense&Aerospace Co., Ltd.	899	415
Electro Optic Systems Holdings Ltd. (a)	36,588	262
EXEO Group, Inc.	12,700	217
COMSYS Holdings Corp.	6,100	206
Zedcor, Inc. (a)	39,364	160
Impro Precision Industries, Ltd.	139,000	144
Voltronic Power Technology Corp.	2,000	68
		754,647

Information technology 20.35%
Kokusai Electric Corp.	516,778	35,285
MKS, Inc.	67,632	30,083
Global Unichip Corp.	127,000	19,777
Lumentum Holdings, Inc. (a)	22,216	19,063
ASMPT, Ltd.	587,700	18,134
Semtech Corp. (a)	93,283	15,098
Taiwan Union Technology Corp.	250,000	13,348
Fabrinet, non-registered shares (a)	21,338	11,994
Viavi Solutions, Inc. (a)	242,692	11,589
Skyworks Solutions, Inc.	163,129	11,060
MACOM Technology Solutions Holdings, Inc. (a)	28,886	10,987
Lattice Semiconductor Corp. (a)	70,886	10,843
Dexerials Corp.	396,800	10,562
Allegro MicroSystems, Inc. (a)	149,958	10,440
ACM Research, Inc., Class A (a)	80,125	10,167
eMemory Technology, Inc.	105,430	9,768
Impinj, Inc. (a)	67,130	9,615
Ultra Clean Holdings, Inc. (a)	65,078	9,279
Maruwa Co., Ltd.	18,754	8,326
Nova, Ltd. (a)	14,869	8,073
Jentech Precision Industrial Co., Ltd.	73,000	7,932
Astera Labs, Inc. (a)	16,374	7,909
Cohu, Inc. (a)	102,265	7,558
Co-Tech Copper Foil Corp.	394,000	7,503
Cipher Digital, Inc. (a)(b)	254,712	6,240
GPGI, Inc., Class A (c)	227,438	3,605
GPGI, Inc., Class A	163,575	2,593
Ichor Holdings, Ltd. (a)	54,858	6,159
Credo Technology Group Holding, Ltd. (a)	22,342	6,076
King Slide Works Co., Ltd.	25,158	5,880
Celestica, Inc. (a)	14,953	5,455
Arrow Electronics, Inc. (a)	25,420	5,425
Rorze Corp.	173,375	5,271
FIT Hon Teng, Ltd. (a)	5,740,000	5,270
Aixtron SE	85,767	5,159
Eugene Technology Co., Ltd.	39,988	4,866
Rogers Corp. (a)	29,301	4,797
Soitec (a)	35,392	4,754
Unity Software, Inc. (a)	165,168	4,721
Kitron ASA	429,970	4,638
RingCentral, Inc., Class A	118,663	4,625
Shibaura Mechatronics Corp.	150,800	4,366
Fastly, Inc., Class A (a)	221,187	4,061
TTM Technologies, Inc. (a)	20,184	3,775

9	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Ralliant Corp.	51,105	$3,763
OSI Systems, Inc. (a)	16,194	3,542
AT & S Austria Technologie & Systemtechnik AG (a)	13,458	3,250
Disco Corp.	6,300	3,202
ULVAC, Inc.	47,000	3,043
Azbil Corp.	281,400	3,003
HPSP Co., Ltd.	81,349	2,886
Lagercrantz Group AB, Class B	109,456	2,880
Maxlinear, Inc. (a)	22,224	2,845
Kulicke and Soffa Industries, Inc.	21,050	2,816
ELMOS Semiconductor SE, non-registered shares	13,512	2,786
Silicon Laboratories, Inc. (a)	12,629	2,760
Power Integrations, Inc.	32,598	2,730
Cognex Corp.	34,009	2,463
Sanmina Corp. (a)	9,636	2,439
Kinsus Interconnect Technology Corp.	85,000	2,408
INFICON Holding AG	10,574	2,387
TeraWulf, Inc. (a)(b)	94,990	2,346
Otsuka Corp.	135,100	2,313
Lotes Co., Ltd.	32,000	2,138
Softcat PLC	86,165	2,093
Sterlite Technologies, Ltd. (a)	312,689	2,072
Silex Microsystems AB (a)(b)	96,561	2,003
Hut 8 Corp. (a)	17,133	1,978
Riken Keiki Co., Ltd.	83,400	1,918
Q2 Holdings, Inc. (a)	38,460	1,850
FormFactor, Inc. (a)	10,926	1,747
Accton Technology Corp.	22,000	1,740
Cellebrite DI, Ltd. (a)	115,927	1,693
Rubrik, Inc., Class A (a)	20,935	1,681
Lumine Group, Inc., subordinate voting shares (a)	102,232	1,550
Premier Energies, Ltd.	138,047	1,541
Elite Material Co., Ltd.	9,000	1,540
MongoDB, Inc., Class A (a)	4,448	1,494
Klaviyo, Inc., Class A (a)	94,526	1,427
ServiceTitan, Inc., Class A (a)	18,773	1,327
Agilysys, Inc. (a)	12,641	1,321
BlackBuck, Ltd. (a)	221,526	1,252
Ingram Micro Holding Corp.	45,358	1,244
Nayax, Ltd. (a)	19,026	1,239
Clear Secure, Inc., Class A	22,121	1,233
Rigaku Holdings Corp.	75,500	1,181
Presight AI Holding PLC (a)	1,153,492	1,104
Codan, Ltd.	35,241	1,082
EPAM Systems, Inc. (a)	13,406	1,064
Riskified, Ltd., Class A (a)	202,211	1,019
Nippon Electric Glass Co., Ltd.	23,700	967
Reply SpA	8,865	927
Kinaxis, Inc. (a)	7,943	853
Procore Technologies, Inc. (a)	20,684	840
AAC Technologies Holdings, Inc.	150,500	830
Aurora Innovation, Inc., Class A (a)	121,613	829
Money Forward, Inc. (a)(b)	30,500	824
Adeia, Inc.	24,741	815
Itron, Inc. (a)	8,970	776
WhiteFiber, Inc. (a)	19,004	738
Dynavox Group AB	119,389	720
Enphase Energy, Inc. (a)	14,065	693
AXT, Inc. (a)	9,101	656
Monday.com, Ltd. (a)	7,514	544

American Funds Insurance Series	10

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Bechtle AG, non-registered shares	14,953	$529
PAR Technology Corp. (a)	27,788	484
VNET Group, Inc., Class A (ADR) (a)	41,932	337
Park Systems Corp.	2,037	330
Topicus.com, Inc., subordinate voting shares (a)	4,828	308
Yotpo, Ltd. (a)(c)(d)	678,736	217
PVA TePla AG non-registered shares (a)	2,518	130
		520,869

Financials 12.43%
Affirm Holdings, Inc., Class A (a)	163,965	13,371
National Bank of Greece SA	625,564	10,818
Essent Group, Ltd.	135,120	8,686
RenaissanceRe Holdings, Ltd.	26,341	8,347
Gunma Bank, Ltd. (The)	574,100	8,322
360 ONE WAM, Ltd.	675,095	7,701
Paymentus Holdings, Inc., Class A (a)	311,710	7,531
Glacier Bancorp, Inc.	139,571	7,199
Porto Seguro SA	674,732	6,917
FirstCash Holdings, Inc.	30,822	6,667
Plus500, Ltd.	97,458	6,188
Wintrust Financial Corp.	37,916	6,094
JB Financial Group Co., Ltd.	361,708	5,807
VZ Holding AG	29,676	5,562
Max Financial Services, Ltd. (a)	324,147	5,451
IG Group Holdings PLC	226,519	5,436
Marex Group PLC	87,685	5,344
Storebrand ASA	281,287	5,283
Manappuram Finance, Ltd.	1,502,526	5,169
Nuvama Wealth Management, Ltd.	262,081	5,034
SouthState Bank Corp.	47,198	4,715
Stifel Financial Corp.	63,219	4,411
Banca Generali SpA	58,294	4,343
EZCORP, Inc., Class A, nonvoting shares (a)	122,871	4,248
Vontobel Holding AG	44,888	4,080
Eurobank SA	846,947	4,047
BNK Financial Group, Inc.	365,708	4,032
Nova Ljubljanska Banka dd (GDR)	77,608	3,853
Home BancShares, Inc.	134,720	3,846
First Interstate BancSystem, Inc., Class A	96,508	3,721
AUB Group, Ltd.	183,744	3,640
Fifth Third Bancorp	64,356	3,628
WisdomTree, Inc.	205,609	3,483
HDFC Asset Management Co., Ltd.	122,852	3,465
StepStone Group, Inc., Class A	83,236	3,443
Houlihan Lokey, Inc., Class A	25,456	3,414
Victory Capital Holdings, Inc., Class A	40,329	3,390
SiriusPoint, Ltd. (a)	140,286	3,367
Cholamandalam Investment and Finance Co., Ltd.	170,903	3,252
SLM Corp.	123,305	3,199
First American Financial Corp.	45,676	3,133
Discovery, Ltd.	186,491	3,013
Alpha Bank SA	664,242	3,010
Hokuhoku Financial Group, Inc.	68,500	2,831
Nordnet AB	74,047	2,815
Goosehead Insurance, Inc., Class A (a)	55,315	2,683
Euronext NV	16,480	2,637
BSE, Ltd.	61,180	2,522
Lazard, Inc., Class A	59,767	2,507

11	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
East West Bancorp, Inc.	19,216	$2,481
RBL Bank, Ltd. (a)	628,233	2,466
Slide Insurance Holdings, Inc. (a)	126,068	2,442
Kinsale Capital Group, Inc.	7,225	2,383
Baldwin Insurance Group, Inc. (The), Class A (a)	82,301	2,188
GQG Partners, Inc. (CDI)	2,166,998	2,172
flatexDEGIRO SE	50,478	2,163
FactSet Research Systems, Inc.	9,260	2,131
L&T Finance, Ltd.	625,940	2,067
Optima bank SA	170,578	1,954
Remitly Global, Inc. (a)	82,897	1,858
Neptune Insurance Holdings, Inc. (a)	57,215	1,802
Norion Bank AB (a)	278,014	1,741
Stewart Information Services Corp.	25,483	1,682
Antin Infrastructure Partners SA	161,283	1,629
ASX, Ltd.	43,101	1,592
Federal Agricultural Mortgage Corp., Class C, nonvoting shares	7,734	1,541
Evercore, Inc., Class A	4,431	1,513
EFG International AG	74,378	1,492
Trupanion, Inc. (a)	58,630	1,452
Accelerant Holdings, Class A (a)	123,330	1,445
Bolsa Mexicana de Valores, SAB de CV, Series A	719,937	1,435
Tikehau Capital SCA, non-registered shares (b)	73,858	1,398
Rasan Information Technology Co. (a)	31,794	1,309
Lincoln International, Inc., Class A (a)	53,400	1,275
Definity Financial Corp.	23,983	1,272
Asia Commercial Joint Stock Bank	1,465,471	1,266
Banco del Bajio, SA	374,190	1,209
Perella Weinberg Partners, Class A	72,993	1,165
Capitec Bank Holdings, Ltd.	3,986	1,155
Skyward Specialty Insurance Group, Inc. (a)	19,786	1,154
Kyoto Financial Group, Inc.	41,500	1,153
Aptus Value Housing Finance India, Ltd.	387,062	1,146
Towne Bank	31,367	1,137
iM Financial Group Co., Ltd.	101,764	1,109
Roko AB, Class B (a)	5,864	1,101
Capri Global Capital, Ltd. (a)	449,340	1,087
OneMain Holdings, Inc.	17,440	1,063
Patria Investments, Ltd., Class A	94,602	1,039
Marqeta, Inc., Class A (a)	244,047	991
Qualitas Controladora, SAB de CV	98,161	984
Sprott, Inc.	8,314	937
Netwealth Group, Ltd.	62,593	890
Bank of Hawaii Corp.	10,887	887
Qualitas, Ltd.	409,669	868
Regional, SAB de CV, Class A	112,967	866
Valiant Holding AG	4,280	851
Funding Circle Holdings PLC (a)	412,645	809
Ridgepost Capital, Inc., Class A	102,220	804
XP, Inc., Class A	44,032	716
PROG Holdings, Inc.	13,082	610
Warsaw Stock Exchange, Class B, non-registered shares	24,775	585
TMBThanachart Bank PCL, foreign registered shares	7,785,400	578
PB Fintech, Ltd. (a)	28,542	492
Linc AB (a)	66,637	489
Pine Labs, Ltd. (a)	269,872	448
TMX Group, Ltd.	12,260	401
AGI, Inc., Class A (a)	54,363	385
Central Depository Services (India), Ltd.	20,857	290
UP Fintech Holding, Ltd. (ADR) (a)	61,793	272

American Funds Insurance Series	12

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Generation Development Group, Ltd.	88,955	$221
WEX, Inc. (a)	1,400	198
Haci A–mer Sabanci Holding AS	55,667	117
Root, Inc., Class A (a)	2,011	112
		318,123

Consumer discretionary 10.30%
TopBuild Corp. (a)	39,790	14,107
Dollarama, Inc.	94,627	12,518
Wayfair, Inc., Class A (a)	110,427	10,206
Cavco Industries, Inc. (a)	15,237	9,361
Lottomatica Group SPA	321,962	8,939
Toll Brothers, Inc.	52,474	8,645
Ollies Bargain Outlet Holdings, Inc. (a)	105,925	8,143
CAVA Group, Inc. (a)	102,785	8,067
Games Workshop Group PLC	26,823	7,689
Tube Investments of India, Ltd.	229,561	7,414
Global-E Online, Ltd. (a)	196,337	6,819
Patrick Industries, Inc.	72,828	6,538
Wyndham Hotels & Resorts, Inc.	69,874	5,884
Brinker International, Inc. (a)	30,991	5,206
KB Home	80,583	5,044
Meritage Homes Corp.	54,251	4,549
B&M European Value Retail PLC	1,711,469	4,429
Wingstop, Inc.	23,678	4,106
Cairn Homes PLC (GBP denominated)	1,047,947	2,987
Cairn Homes PLC (EUR denominated)	312,690	883
Floor & Decor Holdings, Inc., Class A (a)	65,114	3,865
Inchcape PLC	374,539	3,832
Norwegian Cruise Line Holdings, Ltd. (a)	178,088	3,759
BRP, Inc.	61,078	3,731
Wynn Resorts, Ltd.	37,895	3,679
AUTO1 Group SE (a)	132,256	3,501
Century Communities, Inc.	42,406	3,039
Watches of Switzerland Group PLC (a)	321,445	3,026
Polaris, Inc.	43,001	2,943
Kontoor Brands, Inc.	34,397	2,867
Covista, Inc. (a)	22,634	2,822
Thor Industries, Inc.	37,079	2,787
Moncler SpA	47,317	2,745
Lennar Corp., Class A	28,518	2,581
tonies SE, Class A (a)	176,858	2,554
Light & Wonder, Inc. CHESS Depositary Interest (a)	32,340	2,487
Coats Group PLC	2,307,997	2,388
Dominos Pizza Enterprises, Ltd.	213,083	2,313
Nissan Motor Co., Ltd. (a)	1,245,500	2,312
Navan, Inc. (a)	99,066	2,266
Aditya Vision, Ltd.	324,384	2,257
Vibra Energia SA	381,036	2,206
Metaplanet, Inc. (a)(b)	1,759,900	2,163
Puuilo OYJ	102,947	2,114
Installed Building Products, Inc.	9,129	2,098
Brunello Cucinelli SpA	21,571	2,038
Pepkor Holdings, Ltd.	1,470,915	1,982
Champion Homes, Inc. (a)	21,719	1,914
Zensho Holdings Co., Ltd.	37,400	1,855
Liberty Live Holdings, Inc., Class C (a)	15,823	1,671
Texas Roadhouse, Inc.	8,484	1,639
ThredUp, Inc., Class A (a)	232,370	1,592

13	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Atour Lifestyle Holdings, Ltd., Class A (ADR)	49,666	$1,579
Darden Restaurants, Inc.	7,610	1,568
Versigent PLC (a)	36,803	1,546
Rusta AB	180,078	1,492
OneSpaWorld Holdings, Ltd.	51,127	1,444
Gap, Inc.	76,600	1,431
Zalando SE, non-registered shares (a)	48,722	1,412
Beazer Homes USA, Inc. (a)	46,551	1,306
Pattern Group, Inc., Class A (a)	49,081	1,236
Cartrade Tech, Ltd. (a)	41,868	1,198
Warby Parker, Inc., Class A (a)	38,262	1,161
Belrise Industries, Ltd.	454,491	1,149
Five Below, Inc. (a)	6,288	1,130
Valeo SA, non-registered shares	74,027	1,087
Guzman y Gomez, Ltd.	71,002	1,041
RH (a)	5,809	957
TCL Electronics Holdings, Ltd.	576,000	952
YETI Holdings, Inc. (a)	19,042	944
Evolution AB (a)	13,410	924
Savers Value Village, Inc. (a)	90,734	915
Entain PLC	123,114	914
Jumbo SA	34,595	888
AcadeMedia AB (publ)	84,773	881
Maruchiyo Yamaokaya Corp. (b)	41,900	876
Domino’s Pizza Group PLC	357,448	859
Groupe Dynamite, Inc.	22,492	849
Smartfit Escola de Ginastica e Danca SA	218,357	833
Grand Canyon Education, Inc. (a)	5,643	808
Musashi Seimitsu Industry Co., Ltd.	32,600	799
Amber Enterprises India, Ltd. (a)	9,425	756
Winnebago Industries, Inc.	23,862	745
Minth Group, Ltd.	206,700	701
Food & Life Cos., Ltd.	23,200	695
Zhejiang Weixing Industrial Development Co., Ltd., Class A	518,642	644
Bath & Body Works, Inc.	27,337	632
Physicswallah, Ltd. (a)	425,196	562
MIPS AB	15,232	406
Nien Made Enterprise Co., Ltd.	32,000	349
Yonex Co., Ltd.	24,400	348
JVCKENWOOD Corp.	45,100	315
MRF, Ltd.	204	277
Bright Horizons Family Solutions, Inc. (a)	3,608	256
DPC Dash, Ltd. (a)	60,200	226
		263,651

Health care 9.97%
Ionis Pharmaceuticals, Inc. (a)	143,357	11,367
Definium Therapeutics, Inc. (a)	209,315	9,846
NewAmsterdam Pharma Co. NV (a)	257,315	8,720
Ensign Group, Inc. (The)	53,743	8,615
Molina Healthcare, Inc. (a)	37,013	8,465
Krystal Biotech, Inc. (a)	20,497	7,618
Laurus Labs, Ltd.	443,980	7,161
Bio-Rad Laboratories, Inc., Class A (a)	24,221	7,112
Cytokinetics, Inc. (a)	82,241	7,006
Spyre Therapeutics, Inc. (a)	69,891	6,205
Xenon Pharmaceuticals, Inc. (a)	87,517	5,283
IDEAYA Biosciences, Inc. (a)	141,751	5,283
Rhythm Pharmaceuticals, Inc. (a)	46,405	5,152

American Funds Insurance Series	14

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Bio-Techne Corp.	69,627	$4,919
Alignment Healthcare, Inc. (a)	202,744	4,827
Max Healthcare Institute, Ltd.	398,488	4,782
Asker Healthcare Group AB	569,200	4,626
Kymera Therapeutics, Inc. (a)	36,633	4,201
Ascendis Pharma AS (a)	15,585	4,157
Oruka Therapeutics, Inc. (a)	42,375	4,033
Rapport Therapeutics, Inc. (a)	94,007	3,917
Glaukos Corp. (a)	26,883	3,757
Sonida Senior Living, Inc. (a)	91,380	3,728
Addus HomeCare Corp. (a)	37,008	3,718
Hemab Therapeutics Holdings, Inc. (a)	97,333	3,575
Mirum Pharmaceuticals, Inc. (a)	30,410	3,560
Penumbra, Inc. (a)	11,231	3,546
Jazz Pharmaceuticals PLC (a)	13,607	3,279
InSilico Medicine Cayman TopCo (a)(b)	575,000	2,926
Natera, Inc. (a)	10,740	2,915
AbCellera Biologics, Inc. (a)(b)	359,753	2,824
CRISPR Therapeutics AG (a)(b)	48,103	2,624
BrightSpring Health Services, Inc. (a)	37,408	2,609
Guardant Health, Inc. (a)	17,066	2,560
Encompass Health Corp.	23,389	2,364
Classys, Inc.	77,772	2,353
Aster DM Healthcare, Ltd.	272,521	2,279
Kardigan, Inc. (a)	95,100	2,268
SAI Life Sciences, Ltd. (a)	166,806	2,178
Vimian Group AB (publ) (a)	710,509	2,140
BONESUPPORT Holding AB (a)	97,870	2,135
Insmed, Inc. (a)	19,656	2,096
Cosmo NV	25,334	2,088
Nanobiotix SA (a)	55,824	2,049
Innovent Biologics, Inc. (a)	195,500	1,992
Siegfried Holding AG	22,680	1,989
Vitrolife AB	218,643	1,979
ADMA Biologics, Inc. (a)	231,984	1,942
Ottobock SE & Co. KGaA	32,678	1,897
Denali Therapeutics, Inc. (a)	68,927	1,773
Generate Biomedicines, Inc. (a)(b)	103,973	1,754
Zenas Biopharma, Inc. (a)	68,912	1,749
Scholar Rock Holding Corp. (a)	31,657	1,741
Asahi Intecc Co., Ltd.	69,600	1,633
Camurus AB (a)	27,812	1,624
Teleflex, Inc.	12,790	1,621
10x Genomics, Inc., Class A (a)	40,731	1,562
Fisher & Paykel Healthcare Corp., Ltd.	70,396	1,557
Dr. Lal PathLabs, Ltd.	89,491	1,557
AddLife AB, Class B	91,037	1,535
J. B. Chemicals & Pharmaceuticals, Ltd.	62,989	1,530
Elanco Animal Health, Inc. (a)	58,305	1,435
Mineralys Therapeutics, Inc. (a)	53,147	1,434
BridgeBio Pharma, Inc. (a)	18,817	1,402
Zealand Pharma AS (a)	31,130	1,380
Genus PLC	47,875	1,365
Vaxcyte, Inc. (a)	22,073	1,283
Globus Medical, Inc., Class A (a)	16,112	1,273
Nurix Therapeutics, Inc. (a)	48,581	1,179
Gubra AS (a)	23,531	1,160
Legend Biotech Corp. (ADR) (a)	37,804	1,092
Alnylam Pharmaceuticals, Inc. (a)	3,608	1,086
IRhythm Holdings, Inc. (a)	9,037	1,075

15	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Granules India, Ltd.	108,587	$937
Inhibrx Biosciences, Inc. (a)	9,758	925
Strive, Inc. (a)	83,242	908
Waystar Holding Corp. (a)	39,246	806
Glenmark Pharmaceuticals, Ltd.	31,261	732
CONMED Corp.	22,341	731
Shanghai Conant Optical Co., Ltd., Class H	179,300	720
Insulet Corp. (a)	4,712	717
TransMedics Group, Inc. (a)	10,494	697
Duality Biotherapeutics, Inc. (a)	27,700	643
Vicore Pharma Holding AB (a)	468,214	609
Caris Life Sciences, Inc., Class A (a)	33,099	590
ARS Pharmaceuticals, Inc. (a)	72,743	583
Amplifon SpA	51,829	561
Indegene, Ltd. (a)	96,398	536
Asymchem Laboratories (Tianjin) Co., Ltd., Class H	36,900	514
Biohaven, Ltd. (a)	31,370	467
Establishment Labs Holdings, Inc. (a)	4,979	427
Eikon Therapeutics, Inc. (a)	32,307	422
MapLight Therapeutics, Inc. (a)	11,341	406
Align Technology, Inc. (a)	2,025	342
Erasca, Inc. (a)	18,600	341
Nykode Therapeutics ASA (a)	489,237	159
		255,238

Materials 5.93%
Resonac Holdings Co., Ltd.	126,756	14,134
Lundin Mining Corp.	497,180	12,115
Knife River Corp. (a)	120,121	10,048
Celanese Corp.	173,946	8,002
Materion Corp.	26,457	7,868
Mitsui Kinzoku Co., Ltd.	25,500	6,828
SOL SpA	98,036	6,520
Sumitomo Bakelite Co., Ltd.	137,859	6,405
APL Apollo Tubes, Ltd.	333,693	6,351
Montage Gold Corp. (a)	486,185	5,530
Element Solutions, Inc.	106,350	5,078
SigmaRoc PLC (a)	2,472,077	4,197
Louisiana-Pacific Corp.	46,606	3,666
Dyno Nobel, Ltd.	1,132,309	3,081
Vicat SACA	41,204	2,996
Royal Gold, Inc.	14,863	2,967
Yamato Kogyo Co., Ltd.	39,000	2,931
Titan SA	49,142	2,923
Kansai Paint Co., Ltd.	173,000	2,831
Eldorado Gold Corp.	60,263	1,874
Eldorado Gold Corp. (CAD denominated)	27,439	854
Chugoku Marine Paints, Ltd.	114,900	2,366
James Hardie Industries PLC (a)	82,955	2,172
Warrior Met Coal, Inc.	24,408	1,981
Welspun Gujarat Stahl Rohren, Ltd.	118,620	1,913
Ramkrishna Forgings, Ltd.	307,696	1,845
Myers Industries, Inc.	48,918	1,727
Novagold Resources, Inc. (a)	281,810	1,682
Lundin Gold, Inc.	27,360	1,476
Aura Minerals, Inc.	22,975	1,446
Talon Metals Corp. (a)	334,640	1,331
Aperam SA	25,507	1,243
Hawkins, Inc.	7,852	1,116

American Funds Insurance Series	16

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Perpetua Resources Corp. (a)	50,343	$1,045
Cabot Corp.	11,367	1,032
G Mining Ventures Corp. (a)	32,645	956
Lumina Metals Corp. (a)	130,514	941
Hycroft Mining Holding Corp., Class A (a)	39,687	929
Iluka Resources, Ltd.	187,808	926
Acerinox, SA	50,230	881
USA Rare Earth, Inc., Class A (a)	39,250	847
Hill & Smith PLC	21,413	780
Umicore SA	33,216	775
Osaka Soda Co., Ltd.	64,600	756
Mosaic Co.	34,553	732
Mayr-Melnhof Karton AG, non-registered shares	7,040	613
thyssenkrupp AG	51,002	607
Century Aluminum Co. (a)	10,678	491
Syensqo SA	6,135	453
Arkema SA	6,883	434
OR Royalties, Inc.	13,077	414
Southern Cross Gold Consolidated, Ltd. (a)	60,372	374
Sibanye Stillwater, Ltd.	168,350	357
LunR Royalties Corp. (a)	5,713	76
		151,916

Consumer staples 2.35%
BBB Foods, Inc., Class A (a)	233,919	9,747
Raia Drogasil SA, ordinary nominative shares	1,907,743	6,212
Yamazaki Baking Co., Ltd.	264,600	5,213
Freshpet, Inc. (a)	81,334	4,808
Kotobuki Spirits Co., Ltd.	287,700	4,406
e.l.f. Beauty, Inc. (a)	54,551	4,037
Nissin Foods Holdings Co., Ltd.	159,209	2,731
Universal Robina Corp.	2,660,475	2,697
BJ’s Wholesale Club Holdings, Inc. (a)	29,652	2,586
Fever-Tree Drinks PLC	213,170	2,299
Emmi AG	1,586	1,729
Performance Food Group Co. (a)	15,000	1,677
Chefs Warehouse, Inc. (The) (a)	15,274	1,468
Barry Callebaut AG	924	1,281
Sprouts Farmers Market, Inc. (a)	13,994	1,184
Century Pacific Food, Inc.	2,243,300	1,136
Tilaknager Industries, Ltd. (a)	229,033	1,112
Shiseido Co., Ltd.	60,400	977
Celsius Holdings, Inc. (a)	30,896	905
Lion Corp.	82,100	866
Redcare Pharmacy NV, non-registered shares (a)(b)	10,755	810
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates	321,601	712
United Spirits, Ltd.	43,106	617
AAK AB	23,168	547
PT Cisarua Mountain Dairy Tbk	1,460,800	365
		60,122

Energy 2.24%
Cactus, Inc., Class A	132,072	6,766
Weatherford International	73,414	5,983
Secure Waste Infrastructure Corp.	364,323	5,692
Viper Energy, Inc., Class A	91,732	3,889
CNX Resources Corp. (a)	113,380	3,847
Topaz Energy Corp.	173,011	3,633

17	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Vista Energy, SAB de CV, Class A (ADR) (a)	52,165	$3,328
Transocean, Ltd. (a)	637,568	3,118
Vallourec SA	130,988	3,058
Aegis Logistics, Ltd.	237,055	2,962
Ovintiv, Inc.	52,841	2,782
Strathcona Resources, Ltd.	58,546	1,555
DT Midstream, Inc.	9,832	1,443
WaterBridge Infrastructure, LLC, Class A	40,247	1,379
Headwater Exploration, Inc.	159,721	1,332
Noble Corp. PLC, Class A	29,364	1,095
TerraVest Industries, Inc.	12,264	1,004
Athabasca Oil Corp. (a)	124,549	898
Pason Systems, Inc.	94,663	823
Rockpoint Gas Storage, Inc.	37,704	781
Sable Offshore Corp. (a)	234,405	722
Great Eastern Shipping Co., Ltd. (The)	41,545	652
Friedrich Vorwerk Group SE	7,477	576
		57,318

Real estate 1.76%
Charter Hall Group REIT	522,549	8,309
Compass, Inc., Class A (a)	317,926	3,920
American Healthcare REIT, Inc.	74,903	3,906
Altus Group, Ltd.	87,250	2,772
Zillow Group, Inc., Class A (a)	70,845	2,222
Zillow Group, Inc., Class C, nonvoting shares (a)	7,379	233
Tritax Big Box REIT PLC REIT	1,107,941	2,373
Katitas Co., Ltd.	112,400	2,304
Four Corners Property Trust, Inc. REIT	93,439	2,294
Kasumigaseki Capital Co., Ltd. (b)	55,300	2,289
Phoenix Mills, Ltd. (The) (a)	86,067	1,778
International Workplace Group PLC	668,140	1,641
Godrej Properties, Ltd.	68,878	1,367
Mindspace Business Parks REIT	246,324	1,233
UMH Properties, Inc. REIT	78,742	1,192
Swedish Logistic Property AB, Class B (a)	244,120	945
Corp. Inmobiliaria Vesta, SAB de CV	262,657	902
Lodha Developers, Ltd.	88,073	894
Embassy Office Parks REIT	163,492	756
Fastighets AB Balder, Class B (a)	141,288	754
Prisma Properties AB (a)	276,411	661
Millrose Properties, Inc., Class A, REIT	15,140	455
StorageVault Canada, Inc.	133,172	437
RE / MAX Holdings, Inc., Class A (a)	42,069	415
Poly Property Services Co., Ltd., Class H	126,400	415
Colliers International Group, Inc.	3,078	289
Genova Property Group AB	61,100	227
		44,983

Communication services 1.33%
Nippon Television Holdings, Inc.	371,500	6,383
Stubhub Holdings, Inc., Class A (a)	311,357	4,007
New York Times Co., Class A	49,828	3,487
HFCL, Ltd. (a)	1,407,269	3,188
Trustpilot Group PLC (a)	605,861	2,088
Magnite, Inc. (a)	103,646	1,967
Kadokawa Corp.	89,900	1,914
Helios Towers PLC (a)	692,318	1,840

American Funds Insurance Series	18

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
LG Uplus Corp.	165,809	$1,502
Indosat Tbk PT	11,537,886	1,124
Hacksaw AB	128,625	1,035
Zegona Communications PLC	47,543	1,004
Lionsgate Studios Corp. (a)	65,510	1,003
Telephone and Data Systems, Inc.	19,885	736
Snap, Inc., Class A, nonvoting shares (a)	146,103	649
MTN Group, Ltd.	41,202	573
Bharti Hexacom, Ltd.	23,799	373
Hemnet Group AB	46,717	355
Ovzon AB (a)	73,661	334
TIM SA	67,756	287
Baltic Classifieds Group PLC	64,844	162
		34,011

Utilities 1.20%
IDACORP, Inc.	65,538	9,916
Fervo Energy Co. (a)	185,339	5,417
Black Hills Corp.	48,140	3,582
Talen Energy Corp. (a)	9,318	3,581
Holding Co. ADMIE IPTO SA (a)	554,014	2,947
SembCorp Industries, Ltd.	448,400	2,208
Tokyo Electric Power Co. Holdings, Inc. (a)	346,600	983
Nippon Gas Co., Ltd.	53,610	946
Pennon Group PLC	148,736	918
Companhia de Saneamento de Minas Gerais COPASA MG	21,600	251
		30,749
Total common stocks (cost: $1,992,215,000)		2,491,627
Preferred securities 0.13%
Information technology 0.06%
Yotpo, Ltd., Series F, preferred shares (a)(c)(d)	2,158,609	691
Yotpo, Ltd., Series B, preferred shares (a)(c)(d)	287,894	92
Yotpo, Ltd., Series C, preferred shares (a)(c)(d)	274,070	88
Yotpo, Ltd., Series A-1, preferred shares (a)(c)(d)	183,819	59
Yotpo, Ltd., Series A, preferred shares (a)(c)(d)	89,605	29
Yotpo, Ltd., Series C-1, preferred shares (a)(c)(d)	75,980	24
Yotpo, Ltd., Series D, preferred shares (a)(c)(d)	42,368	13
Yotpo, Ltd., Series B-1, preferred shares (a)(c)(d)	33,838	11
Outreach Corp., Series G, preferred shares (a)(c)(d)	154,354	450
		1,457

Financials 0.05%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)	114,332	1,155

Health care 0.02%
ClearNote Health, Inc., Series D, 5.00% noncumulative preferred shares (a)(c)(d)	80,000	634
Total preferred securities (cost: $12,429,000)		3,246

19	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Rights & warrants 0.00%	Shares	Value (000)
Health care 0.00%
Centessa Pharmaceuticals PLC (CVR) (a)(d)	22,778	$57
ClearNote Health, Inc., Class D, warrants, expire 5/20/2036 (a)(c)(d)	5,441	22
Total rights & warrants (cost: $57,000)		79
Convertible bonds & notes 0.10%	Principal amount (000)
Information technology 0.10%
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031	USD169	665
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031 (e)	63	247
Wolfspeed, Inc., convertible notes, 3.50% 3/15/2031 (e)	614	1,556
Total convertible bonds & notes (cost: $818,000)		2,468
Bonds, notes & other debt instruments 0.01%
Corporate bonds and notes 0.01%
Information technology 0.01%
Wolfspeed, Inc. 7.00% Cash 6/15/2031 (f)(g)	263	242
Total bonds, notes & other debt instruments (cost: $247,000)		242
Short-term securities 2.37%	Shares
Money market investments 2.37%
Capital Group Central Cash Fund 3.70% (h)(i)	606,249	60,619
Total short-term securities (cost: $60,619,000)		60,619
Total investment securities 99.95% (cost: $2,066,385,000)		2,558,281
Other assets less liabilities 0.05%		1,281
Net assets 100.00%		$2,559,562
Investments in affiliates (i)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.37%
Money market investments 2.37%
Capital Group Central Cash Fund 3.70% (h)	$85,690	$649,260	$674,329	$6	$(8)	$60,619	$2,505
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.70% (h)	13,810	(j )	13,810 (j)				— (k)
Total 2.37%				$6	$(8)	$60,619	$2,505

American Funds Insurance Series	20

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
GPGI, Inc., Class A	1/30/2026	$4,207	$3,605	0.14%
Yotpo, Ltd., Series F, preferred shares (a)(d)	2/25/2021	4,748	691	0.03
Yotpo, Ltd. (a)(d)	3/16/2021	1,418	217	0.01
Yotpo, Ltd., Series B, preferred shares (a)(d)	3/16/2021	602	92	0.01
Yotpo, Ltd., Series C, preferred shares (a)(d)	3/16/2021	573	88	— (l)
Yotpo, Ltd., Series A-1, preferred shares (a)(d)	3/16/2021	384	59	— (l)
Yotpo, Ltd., Series A, preferred shares (a)(d)	3/16/2021	187	29	— (l)
Yotpo, Ltd., Series C-1, preferred shares (a)(d)	3/16/2021	159	24	— (l)
Yotpo, Ltd., Series D, preferred shares (a)(d)	3/16/2021	88	13	— (l)
Yotpo, Ltd., Series B-1, preferred shares (a)(d)	3/16/2021	71	11	— (l)
ClearNote Health, Inc., Series D, 5.00% noncumulative preferred shares (a)(d)	5/21/2026	648	634	0.02
ClearNote Health, Inc., Class D, warrants, expire 5/20/2036 (a)(d)	5/21/2026	—	22	— (l)
Outreach Corp., Series G, preferred shares (a)(d)	5/27/2021	4,517	450	0.02
Total		$17,602	$5,935	0.23%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Value determined using significant unobservable inputs.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,803,000, which represented 0.07% of the net assets of the fund.

(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(g)	Step bond; coupon rate may change at a later date.
(h)	Rate represents the seven-day yield at 6/30/2026.
(i)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(j)	Represents net activity. Refer to Note 5 for more information on securities lending.
(k)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(l)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
CVR = Contingent Value Rights
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

21	American Funds Insurance Series

Growth Fund
Investment portfolio June 30, 2026unaudited

Common stocks 95.89%	Shares	Value (000)
Information technology 36.97%
Micron Technology, Inc.	2,415,300	$2,787,957
Broadcom, Inc.	6,912,918	2,611,355
NVIDIA Corp.	12,786,431	2,558,437
Microsoft Corp.	4,554,725	1,699,004
SK hynix, Inc.	608,772	1,074,066
Cloudflare, Inc., Class A (a)	3,603,033	883,752
Intel Corp. (a)	6,002,562	838,138
KLA Corp.	2,696,410	813,534
Shopify, Inc., Class A, subordinate voting shares (a)	7,012,767	800,718
Apple, Inc.	2,740,563	793,009
Taiwan Semiconductor Manufacturing Co., Ltd.	9,097,699	698,600
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	178,139	85,074
ASML Holding NV (ADR)	241,645	480,738
ASML Holding NV	20,370	40,399
Amphenol Corp., Class A	2,928,539	516,360
Cerebras Systems, Inc., Class A (a)(b)	2,241,975	495,476
Fair Isaac Corp. (a)	317,644	379,515
Strategy, Inc., Class A (a)	4,082,954	354,931
AppLovin Corp., Class A (a)	522,970	269,450
Constellation Software, Inc.	107,529	202,434
Cisco Systems, Inc.	1,682,760	197,657
First Solar, Inc. (a)	825,000	194,667
Cadence Design Systems, Inc. (a)	495,849	186,102
Akamai Technologies, Inc. (a)	1,565,005	184,999
Salesforce, Inc.	1,170,116	183,310
Coherent Corp. (a)	429,478	169,416
Applied Materials, Inc.	209,493	151,463
Western Digital Corp.	221,202	141,286
Fortinet, Inc. (a)	840,566	129,128
ARM Holdings PLC (ADR) (a)(b)	342,084	121,293
Aurora Innovation, Inc., Class A (a)	16,573,341	113,030
Tower Semiconductor, Ltd. (a)	354,244	92,330
MediaTek, Inc.	527,000	71,962
DocuSign, Inc. (a)	1,607,111	71,388
Anthropic, PBC (a)(c)(d)	117,063	68,951
Twilio, Inc., Class A (a)	296,164	61,108
MKS, Inc.	132,399	58,891
RingCentral, Inc., Class A	1,465,500	57,125
Klaviyo, Inc., Class A (a)	3,758,673	56,756
Hewlett Packard Enterprise Co.	1,234,850	55,704
Arista Networks, Inc. (a)	284,686	48,362
TTM Technologies, Inc. (a)	257,839	48,221
Seagate Technology Holdings PLC	48,130	46,445
SAP SE (ADR) (b)	299,926	46,222
Monday.com, Ltd. (a)	475,427	34,416
Intuit, Inc.	122,384	31,942
HubSpot, Inc. (a)	154,329	28,167
OpenAI Group PBC, Class A (a)(c)(d)	35,568	26,196
Quantinuum, Inc., Class A (a)	296,933	24,271
Palo Alto Networks, Inc. (a)	58,779	20,045
Oracle Corp.	136,572	20,015
Adobe, Inc. (a)	65,283	13,384
Stripe, LLC, Class B (a)(c)(d)	168,598	10,622
Keysight Technologies, Inc. (a)	26,800	9,382
		21,157,203

Communication services 14.48%
Meta Platforms, Inc., Class A	6,311,770	3,555,356
Alphabet, Inc., Class A	4,960,856	1,772,861
Alphabet, Inc., Class C	4,599,887	1,625,278

American Funds Insurance Series	22

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Netflix, Inc. (a)	9,387,225	$670,248
Live Nation Entertainment, Inc. (a)	1,743,785	319,304
Nintendo Co., Ltd.	2,700,000	113,385
ROBLOX Corp., Class A (a)	2,069,913	112,562
Space Exploration Technologies Corp., Class A (a)(b)	280,800	47,978
SoftBank Group Corp.	697,900	26,184
Walt Disney Co. (The)	232,680	22,395
Spotify Technology SA (a)	36,511	16,763
Stubhub Holdings, Inc., Class A (a)	289,405	3,725
		8,286,039

Consumer discretionary 13.21%
Tesla, Inc. (a)	7,508,443	3,158,051
Amazon.com, Inc. (a)	4,722,324	1,125,519
Royal Caribbean Cruises, Ltd.	1,656,650	526,036
D.R. Horton, Inc.	2,048,040	333,585
Chipotle Mexican Grill, Inc. (a)	8,477,527	288,236
DoorDash, Inc., Class A (a)	1,409,058	260,013
Carvana Co., Class A (a)	3,360,322	221,176
Burlington Stores, Inc. (a)	511,613	162,079
Aramark	2,630,003	149,647
NIKE, Inc., Class B	3,258,989	133,782
Wayfair, Inc., Class A (a)	1,406,061	129,948
Starbucks Corp.	1,268,058	129,583
Texas Roadhouse, Inc.	569,220	109,990
Rivian Automotive, Inc., Class A (a)	6,203,234	107,626
Norwegian Cruise Line Holdings, Ltd. (a)	3,869,261	81,680
LVMH Moet Hennessy-Louis Vuitton SE	146,734	81,257
Amadeus IT Group SA, Class A, non-registered shares	1,176,512	67,568
Service Corp. International	848,647	64,463
Booking Holdings, Inc.	329,257	58,687
DraftKings, Inc., Class A (a)	2,092,335	52,852
CAVA Group, Inc. (a)	642,641	50,434
Five Below, Inc. (a)	252,000	45,307
TopBuild Corp. (a)	126,175	44,733
O’Reilly Automotive, Inc. (a)	456,591	42,047
Floor & Decor Holdings, Inc., Class A (a)	690,678	40,999
Yum! Brands, Inc.	246,744	39,445
AutoZone, Inc. (a)	7,911	25,283
Duolingo, Inc., Class A (a)	149,640	17,212
Marriott International, Inc., Class A	31,730	11,759
		7,558,997

Health care 9.19%
Eli Lilly and Co.	808,558	969,809
Vertex Pharmaceuticals, Inc. (a)	1,640,858	815,063
Intuitive Surgical, Inc. (a)	1,637,533	651,214
UnitedHealth Group, Inc.	895,392	372,152
Alnylam Pharmaceuticals, Inc. (a)	1,197,876	360,597
Moderna, Inc. (a)	4,620,700	323,588
Amgen, Inc.	731,698	264,962
Thermo Fisher Scientific, Inc.	358,747	179,861
HCA Healthcare, Inc.	401,243	156,441
Mettler-Toledo International, Inc. (a)	116,139	148,369
Guardant Health, Inc. (a)	968,653	145,327
Revolution Medicines, Inc. (a)	715,338	133,969
Ionis Pharmaceuticals, Inc. (a)	1,674,900	132,803
Ascendis Pharma AS (a)	465,007	124,027
Insmed, Inc. (a)	1,033,909	110,235

23	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Royalty Pharma PLC, Class A	1,658,815	$93,010
Align Technology, Inc. (a)	448,957	75,721
Danaher Corp.	375,705	71,564
EssilorLuxottica SA	234,235	43,945
Illumina, Inc. (a)	132,789	23,348
CRISPR Therapeutics AG (a)(b)	334,619	18,250
Boston Scientific Corp. (a)	315,326	13,458
Regeneron Pharmaceuticals, Inc.	21,203	13,221
IQVIA Holdings, Inc. (a)	54,130	10,459
Molina Healthcare, Inc. (a)	39,600	9,057
		5,260,450

Industrials 8.00%
TransDigm Group, Inc.	631,711	841,464
General Electric Co.	1,033,757	386,346
FTAI Aviation, Ltd.	1,396,830	377,884
Deere & Co.	405,077	256,953
GE Vernova, Inc.	217,520	255,556
Quanta Services, Inc.	351,407	253,027
Uber Technologies, Inc. (a)	3,250,000	234,520
Rolls-Royce Holdings PLC	11,056,675	212,290
United Airlines Holdings, Inc. (a)	1,500,557	204,061
HEICO Corp.	459,138	163,540
Ingersoll-Rand, Inc.	1,819,754	149,202
Bombardier, Inc., Class B (a)	518,058	119,278
Willscot Holdings Corp., Class A	3,295,427	95,106
Airbus SE, non-registered shares	426,445	94,917
Casella Waste Systems, Inc., Class A (a)	962,515	93,335
Northrop Grumman Corp.	180,262	91,809
SPX Technologies, Inc. (a)	341,576	83,744
Boeing Co. (The) (a)	350,428	75,857
Loar Holdings, Inc. (a)	881,215	71,035
ITT, Inc.	343,000	67,832
Tetra Tech, Inc.	2,192,104	63,330
Innio NV (a)	1,560,063	61,700
Equifax, Inc.	381,825	60,603
XPO, Inc. (a)	235,096	48,263
Enerpac Tool Group Corp., Class A	924,087	33,138
Karman Holdings, Inc. (a)	640,000	31,949
Caterpillar, Inc.	27,009	28,762
Carrier Global Corp.	383,874	28,157
Trane Technologies PLC	46,472	22,825
Ryanair Holdings PLC (ADR)	327,479	21,204
ATI, Inc. (a)	101,401	19,986
Einride AB (a)(d)	891,139	7,708
Einride AB (ADR) (a)(d)(e)	706,403	6,111
Einride AB (EUR denominated) (a)(d)	247,783	2,143
Builders FirstSource, Inc. (a)	160,656	14,376
		4,578,011

Financials 6.00%
Visa, Inc., Class A	3,497,024	1,199,794
Affirm Holdings, Inc., Class A (a)	3,595,701	293,229
Rocket Companies, Inc., Class A (a)	15,420,633	242,875
Block, Inc., Class A (a)	2,701,637	205,324
KKR & Co., Inc.	1,923,398	176,530
Mastercard, Inc., Class A	306,365	157,349
Brookfield Corp., Class A	3,149,563	134,140
Toast, Inc., Class A (a)	4,355,512	121,170

American Funds Insurance Series	24

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
UBS Group AG	2,174,000	$107,697
Robinhood Markets, Inc., Class A (a)	904,392	90,693
Ares Management Corp., Class A (b)	724,614	80,657
Bank of America Corp.	1,333,972	76,010
Marsh & McLennan Cos., Inc.	407,044	67,842
Truist Financial Corp.	1,350,366	67,275
LPL Financial Holdings, Inc.	200,152	56,379
Coinbase Global, Inc., Class A (a)	300,000	43,857
Blackstone, Inc.	372,497	43,832
Blue Owl Capital, Inc., Class A	4,832,647	42,286
Brown & Brown, Inc.	554,083	35,544
Adyen NV (a)	36,700	34,274
Intercontinental Exchange, Inc.	208,719	25,695
Progressive Corp.	116,098	25,362
Kinsale Capital Group, Inc.	66,398	21,899
Capital One Financial Corp.	95,254	19,110
Aon PLC, Class A	57,337	19,018
East West Bancorp, Inc.	127,023	16,397
Tradeweb Markets, Inc., Class A	162,821	16,227
Apollo Asset Management, Inc.	84,584	10,007
		3,430,472

Consumer staples 2.08%
Performance Food Group Co. (a)	3,559,500	397,916
Costco Wholesale Corp.	303,405	283,826
Philip Morris International, Inc.	1,376,564	249,034
Bunge Global SA	679,809	72,556
Walmart, Inc.	608,641	68,935
Church & Dwight Co., Inc.	600,863	58,212
Dollar Tree Stores, Inc. (a)	326,400	39,478
Estee Lauder Cos., Inc. (The), Class A	223,659	17,658
JUUL Labs, Inc., Class A (a)(c)(d)(e)	2,496,349	4,743
		1,192,358

Energy 2.05%
EOG Resources, Inc.	1,799,859	233,496
Baker Hughes Co., Class A	3,223,100	178,882
Diamondback Energy, Inc.	776,564	136,504
TechnipFMC PLC	2,000,000	132,600
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	6,155,014	99,465
Viper Energy, Inc., Class A	2,161,945	91,666
ConocoPhillips	535,729	55,694
Cenovus Energy, Inc. (CAD denominated)	2,109,895	52,351
Canadian Natural Resources, Ltd. (CAD denominated)	1,087,226	43,021
EQT Corp.	775,751	41,247
TotalEnergies SE (EUR denominated)	529,855	41,160
Tourmaline Oil Corp.	596,759	24,952
SLB, Ltd.	470,914	21,893
Permian Resources Corp., Class A	1,076,571	19,820
		1,172,751

Materials 2.01%
Grupo Mexico, SAB de CV, Series B	19,156,155	217,156
Wheaton Precious Metals Corp.	1,342,716	150,814
Glencore PLC	20,275,000	138,289
Albemarle Corp.	1,016,415	137,247
Royal Gold, Inc.	551,247	110,034
Barrick Mining Corp.	2,164,485	79,502

25	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Franco-Nevada Corp. (CAD denominated)	323,280	$67,455
Vale SA (ADR), ordinary nominative shares	4,088,829	61,496
CF Industries Holdings, Inc.	493,512	53,428
Southern Copper Corp.	265,019	46,182
First Quantum Minerals, Ltd. (a)	1,292,568	35,307
Linde PLC	61,350	31,837
Corteva, Inc.	275,599	23,340
		1,152,087

Real estate 1.32%
Welltower, Inc. REIT	2,385,661	541,474
CoStar Group, Inc. (a)	2,858,168	80,943
Zillow Group, Inc., Class C, nonvoting shares (a)	2,085,448	65,733
American Tower Corp. REIT	400,000	65,428
		753,578

Utilities 0.58%
Constellation Energy Corp.	904,943	224,760
Vistra Corp.	455,512	72,258
Southern Co. (The)	357,034	34,172
		331,190
Total common stocks (cost: $23,260,483,000)		54,873,136
Preferred securities 1.84%
Information technology 1.84%
Anthropic, PBC, Class G-1, preferred shares (a)(c)(d)	752,374	443,156
Anthropic, PBC, Class F, preferred shares (a)(c)(d)	613,792	361,529
Stripe, LLC, Series I, 6.00% noncumulative preferred shares (a)(c)(d)	2,763,342	174,091
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(c)(d)	52,656	3,317
PsiQuantum Corp., Series D, preferred shares (a)(c)(d)	906,761	43,470
PsiQuantum Corp., Series E, preferred shares (a)(c)(d)	56,040	2,761
Strategy, Inc., Class A, 11.50% perpetual cumulative preferred shares	301,845	25,615
Tipalti Solutions, Ltd., Series F, preferred shares (a)(c)(d)	406,310	1,690
Total preferred securities (cost: $397,219,000)		1,055,629
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	53,352	— (f)
Total rights & warrants (cost: $0)		— (f)
Convertible stocks 0.14%
Information technology 0.14%
OpenAI Group PBC, Class A-2, convertible preferred shares (c)(d)	73,144	53,871
OpenAI Group PBC, Class C, convertible preferred shares (c)(d)	34,884	25,692
Total convertible stocks (cost: $37,730,000)		79,563

American Funds Insurance Series	26

Growth Fund (continued)
Short-term securities 2.17%	Shares	Value (000)
Money market investments 2.17%
Capital Group Central Cash Fund 3.70% (g)(h)	12,411,333	$1,241,009
Total short-term securities (cost: $1,241,013,000)		1,241,009
Total investment securities 100.04% (cost: $24,936,445,000)		57,249,337
Other assets less liabilities (0.04)%		(24,537)
Net assets 100.00%		$57,224,800
Investments in affiliates (h)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.17%
Money market investments 2.17%
Capital Group Central Cash Fund 3.70% (g)	$1,303,602	$4,172,172	$4,234,527	$20	$(258)	$1,241,009	$32,011
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Anthropic, PBC, Class G-1, preferred shares (a)(c)	1/27/2026-2/12/2026	$194,967	$443,156	0.78%
Anthropic, PBC, Class F, preferred shares (a)(c)	8/29/2025	86,525	361,529	0.63
Anthropic, PBC (a)(c)	3/26/2026	30,335	68,951	0.12
Stripe, LLC, Series I, 6.00% noncumulative preferred shares (a)(c)	3/15/2023	55,637	174,091	0.30
Stripe, LLC, Class B (a)(c)	5/6/2021	6,766	10,622	0.02
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(c)	3/15/2021	2,113	3,317	0.01
OpenAI Group PBC, Class A-2, convertible preferred shares (c)	10/28/2025	13,741	53,871	0.09
OpenAI Group PBC, Class A (a)(c)	10/28/2025	15,294	26,196	0.05
OpenAI Group PBC, Class C, convertible preferred shares (c)	3/31/2026	23,989	25,692	0.04
PsiQuantum Corp., Series D, preferred shares (a)(c)	5/28/2021	23,781	43,470	0.08
PsiQuantum Corp., Series E, preferred shares (a)(c)	5/23/2025-6/3/2025	2,305	2,761	— (i)
Einride AB (a)	7/14/2025	9,617	7,708	0.01
Einride AB (ADR) (a)(e)	6/9/2026	6,554	6,111	0.01
Einride AB (EUR denominated) (a)	2/1/2023	2,674	2,143	0.01
JUUL Labs, Inc., Class A (a)(c)(e)	7/29/2024	19,001	4,743	0.01
Tipalti Solutions, Ltd., Series F, preferred shares (a)(c)	12/1/2021	6,956	1,690	— (i)
Total		$500,255	$1,236,051	2.16%

27	American Funds Insurance Series

Growth Fund (continued)
(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $10,854,000, which represented less than 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(f)	Amount less than one thousand.
(g)	Rate represents the seven-day yield at 6/30/2026.
(h)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(i)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	28

EUPAC Fund (formerly International Fund)
Investment portfolio June 30, 2026unaudited

Common stocks 95.86%	Shares	Value (000)
Information technology 23.50%
Taiwan Semiconductor Manufacturing Co., Ltd.	7,354,618	$564,751
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	85,713	40,934
SK hynix, Inc.	220,040	388,220
ASML Holding NV	92,146	182,748
Samsung Electronics Co., Ltd.	432,999	94,661
Tokyo Electron, Ltd.	154,929	74,923
SAP SE	393,630	60,282
ARM Holdings PLC (ADR) (a)(b)	105,673	37,468
Kioxia Holdings Corp. (a)	61,300	34,803
Shopify, Inc., Class A, subordinate voting shares (a)	255,469	29,169
NEC Corp.	1,065,200	25,859
Keyence Corp.	50,500	25,443
Murata Manufacturing Co., Ltd.	314,900	22,695
Fujitsu, Ltd.	1,126,600	22,483
Delta Electronics, Inc.	349,000	21,601
Halma PLC	386,784	20,207
MediaTek, Inc.	143,000	19,527
Disco Corp.	33,900	17,229
Baidu, Inc., Class A (a)	1,044,850	14,879
Zhongji Innolight Co., Ltd., Class A	49,500	9,361
Kokusai Electric Corp.	125,200	8,548
Elite Material Co., Ltd.	49,000	8,385
Infineon Technologies AG	89,716	8,376
TDK Corp.	366,200	8,180
Canva Australia Holdings Pty, Ltd. (a)(c)(d)	4,819	7,933
Telefonaktiebolaget LM Ericsson, Class B	690,989	7,713
Advantest Corp.	37,700	7,663
eMemory Technology, Inc.	63,000	5,837
Accton Technology Corp.	56,000	4,428
LITE-ON Technology Corp.	395,000	2,777
Xiaomi Corp., Class B (a)	676,000	1,875
Nokia Corp.	116,485	1,542
OBIC Co., Ltd.	53,200	1,247
Lenovo Group, Ltd.	344,000	1,028
Nemetschek SE	8,239	498
		1,783,273

Industrials 17.46%
Airbus SE, non-registered shares	428,775	95,435
Rolls-Royce Holdings PLC	3,669,620	70,457
Safran SA	171,200	67,686
Vestas Wind Systems AS	2,091,272	59,086
Bombardier, Inc., Class B (a)	254,083	58,500
Recruit Holdings Co., Ltd.	817,305	56,892
Siemens AG	168,203	54,049
International Consolidated Airlines Group SA (CDI)	8,511,812	54,010
Hitachi, Ltd.	1,640,906	45,600
Prysmian SpA	248,871	41,807
Kingspan Group PLC	392,015	35,857
Deutsche Post AG	546,451	33,158
Schneider Electric SE	92,115	30,221
Techtronic Industries Co., Ltd.	1,755,050	29,300
Deutsche Lufthansa AG	2,547,925	29,153
MTU Aero Engines AG	66,580	27,692
BAE Systems PLC	1,054,616	25,800
ABB, Ltd.	232,009	25,173
DSV A/S	102,769	24,396
Ryanair Holdings PLC (ADR)	222,067	14,379
Ryanair Holdings PLC	303,855	9,513

29	American Funds Insurance Series

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Taisei Corp.	258,500	$22,910
Trane Technologies PLC	40,463	19,874
Sunbelt Rentals Holdings, Inc. (CDI)	256,005	18,684
Mitsui & Co., Ltd.	649,900	18,101
Adani Ports & Special Economic Zone, Ltd.	926,379	17,822
Rentokil Initial PLC	3,010,851	17,046
Contemporary Amperex Technology Co., Ltd., Class A	285,100	16,576
Hanwha Aerospace Co., Ltd.	25,341	16,323
Marubeni Corp.	531,100	15,466
Leonardo SpA	254,930	13,671
Kubota Corp.	717,100	12,005
Innio NV (a)	303,400	11,999
Larsen & Toubro, Ltd.	252,037	11,102
Volvo AB, Class B	315,253	10,718
Fujikura, Ltd.	259,800	10,085
Rheinmetall AG, non-registered shares	8,751	9,905
WEG SA	968,554	8,801
Compagnie de Saint-Gobain SA, non-registered shares	97,195	8,800
Melrose Industries PLC	1,393,906	8,790
Vinci SA	59,771	8,742
Daikin Industries, Ltd.	56,600	8,597
Siemens Energy AG	43,727	8,287
Mitsubishi Heavy Industries, Ltd.	360,900	8,217
Nordex SE, non-registered shares (a)	153,324	8,095
RELX PLC	254,412	8,013
Bouygues SA	141,551	7,898
Weichai Power Co., Ltd., Class A	1,819,200	7,379
Legrand SA	39,984	6,749
Saab AB, Class B	129,170	6,701
Mitsubishi Electric Corp.	174,700	6,406
Babcock International Group PLC	497,559	6,284
IHI Corp.	362,887	6,132
Diploma PLC	62,396	5,905
Thales SA	18,953	4,869
Komatsu, Ltd.	121,200	4,744
Weir Group PLC (The)	147,028	4,692
ITOCHU Corp.	396,800	4,563
Kandenko Co., Ltd.	108,000	4,516
Sungrow Power Supply Co., Ltd., Class A	192,300	4,507
Shenzhen Inovance Technology Co., Ltd., Class A	453,900	4,457
Singapore Technologies Engineering, Ltd.	537,502	4,337
Mitsubishi Corp.	141,700	3,812
Epiroc AB, Class A	113,652	3,118
AtkinsRealis Group, Inc.	39,865	2,476
Rumo SA	950,518	2,473
Aselsan Elektronik Sanayi ve Ticaret AS	321,199	2,375
SECOM Co., Ltd.	56,600	2,249
SGH, Ltd.	66,014	2,142
Kawasaki Heavy Industries, Ltd.	101,500	1,849
Localiza Rent a Car SA, ordinary nominative shares	219,789	1,769
ASSA ABLOY AB, Class B	44,409	1,569
Bureau Veritas SA	50,807	1,556
Ebara Corp.	37,700	1,478
Didi Global, Inc. (ADR) (a)	315,205	1,056
Randstad NV, non-registered shares (b)	15,826	456
		1,325,310

Financials 16.05%
UniCredit SpA	1,194,449	106,864

American Funds Insurance Series	30

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Mizuho Financial Group, Inc.	1,081,900	$51,952
KB Financial Group, Inc.	474,225	48,766
AIA Group, Ltd.	5,087,146	46,659
Banco Bilbao Vizcaya Argentaria SA	1,798,832	45,126
3i Group PLC	1,252,006	41,321
BNP Paribas SA	307,126	35,896
Erste Group Bank AG	259,294	34,738
Japan Post Bank Co., Ltd.	1,820,100	34,671
Skandinaviska Enskilda Banken AB, Class A	1,701,731	33,869
Banco Santander SA	2,139,198	29,594
Brookfield Corp., Class A	563,387	23,995
Brookfield Corp., Class A (CAD denominated)	129,002	5,504
Resona Holdings, Inc.	2,216,300	28,907
NatWest Group PLC	3,256,223	28,700
BAWAG Group AG	142,874	28,646
Standard Chartered PLC (GBP denominated)	1,055,156	28,600
Shinhan Financial Group Co., Ltd.	431,736	26,752
HSBC Holdings PLC (GBP denominated)	1,126,003	21,389
HSBC Holdings PLC (HKD denominated)	212,400	4,037
ING Groep NV	780,379	24,689
FinecoBank SpA	911,677	22,872
Hana Financial Group, Inc.	273,712	20,287
Aviva PLC	2,311,081	19,940
Munchener Ruckversicherungs-Gesellschaft AG	35,614	19,881
Nu Holdings, Ltd., Class A (a)	1,459,985	19,505
ICICI Bank, Ltd.	1,288,165	18,761
Axis Bank, Ltd.	1,286,269	18,409
Aon PLC, Class A	54,695	18,142
Kotak Mahindra Bank, Ltd.	4,031,346	16,752
State Bank of India	1,447,442	15,835
Adyen NV (a)	16,916	15,798
MS&AD Insurance Group Holdings, Inc.	562,200	14,683
Tokio Marine Holdings, Inc.	322,900	14,298
Deutsche Boerse AG	52,273	14,264
ICG PLC	600,000	13,451
Abu Dhabi Commercial Bank PJSC	3,348,382	13,240
Banco Comercial Portugues, SA	9,487,326	11,231
T&D Holdings, Inc.	361,000	10,694
OTP Bank PLC	67,861	10,028
Great-West Lifeco, Inc.	143,004	9,112
BPER Banca SpA	563,044	8,838
CVC Capital Partners PLC	573,148	8,329
CaixaBank SA, non-registered shares	584,772	8,300
Wise Group PLC, Class A (CDI) (a)	633,063	7,597
Wise Group PLC, Class A (a)	33,100	394
Abu Dhabi Islamic Bank PJSC	1,413,440	7,946
Bank Central Asia Tbk PT	25,394,300	7,909
PICC Property and Casualty Co., Ltd., Class H	4,184,000	7,677
KBC Groep NV	54,938	7,494
Banco BPM SpA	403,856	6,975
DBS Group Holdings, Ltd.	137,500	6,947
AXA SA	133,294	6,680
Danske Bank AS	114,617	6,149
ABN AMRO Bank NV (FDR)	138,972	5,911
UBS Group AG	117,618	5,827
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	9,564,000	5,739
Banco BTG Pactual SA, units	527,172	5,524
Grupo Financiero Banorte, SAB de CV, Series O	515,963	5,446
Eurobank SA	1,130,621	5,403
Bajaj Finance, Ltd.	424,012	4,528

31	American Funds Insurance Series

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Euronext NV	27,506	$4,400
Capitec Bank Holdings, Ltd.	14,612	4,234
London Stock Exchange Group PLC	36,741	3,978
Hiscox, Ltd.	141,292	3,462
Credicorp, Ltd.	8,068	3,143
Canadian Imperial Bank of Commerce (CAD denominated)	26,414	3,042
Allianz SE	6,368	3,014
Hong Kong Exchanges and Clearing, Ltd.	49,300	2,291
Cholamandalam Investment and Finance Co., Ltd.	119,261	2,269
Deutsche Bank AG	63,905	2,164
Saudi National Bank (The)	191,307	1,970
Samsung Fire & Marine Insurance Co., Ltd.	4,431	1,774
Intact Financial Corp.	6,663	1,375
Sampo Oyj, Class A	113,892	1,197
Poste Italiane SpA	34,067	1,114
Shriram Finance, Ltd.	97,780	1,089
		1,217,987

Materials 9.65%
First Quantum Minerals, Ltd. (a)	2,850,045	77,850
Vale SA (ADR), ordinary nominative shares	2,504,582	37,669
Vale SA, ordinary nominative shares	2,359,721	35,599
Grupo Mexico, SAB de CV, Series B	5,161,497	58,511
Lundin Mining Corp.	2,365,643	57,646
Barrick Mining Corp. (CAD denominated)	901,928	33,164
Barrick Mining Corp.	335,740	12,332
BASF SE	797,654	42,639
Agnico Eagle Mines, Ltd. (CAD denominated)	231,044	35,898
Heidelberg Materials AG, non-registered shares	177,460	33,852
Ivanhoe Mines, Ltd., Class A (a)(d)	3,675,281	28,791
Ivanhoe Mines, Ltd., Class A (a)	16,355	128
Glencore PLC	4,174,287	28,471
Anglo American PLC	527,744	25,848
Resonac Holdings Co., Ltd.	185,100	20,640
ArcelorMittal SA	309,069	18,584
Nutrien, Ltd. (CAD denominated)	171,043	10,776
Nutrien, Ltd.	90,410	5,691
Shin-Etsu Chemical Co., Ltd.	339,264	14,794
Syensqo SA	173,301	12,797
Valterra Platinum, Ltd. (GBP denominated)	172,845	11,638
Valterra Platinum, Ltd. (ZAR denominated)	8,518	571
Antofagasta PLC	227,774	11,569
Mitsui Kinzoku Co., Ltd.	41,800	11,193
CRH PLC	93,559	10,011
Amcor PLC	202,474	8,777
JX Advanced Metals Corp.	286,500	7,925
Mitsubishi Chemical Group Corp.	1,126,800	7,829
Pan American Silver Corp.	151,512	6,786
Air Liquide SA	33,198	6,574
Saudi Basic Industries Corp., non-registered shares	417,710	5,732
Anhui Conch Cement Co., Ltd., Class H	2,578,000	5,524
Buzzi SpA	103,547	5,301
LG Chem, Ltd.	28,043	5,094
Baoshan Iron & Steel Co., Ltd., Class A	5,726,000	4,591
Wheaton Precious Metals Corp.	39,785	4,469
KGHM Polska Miedz SA	49,661	4,384
Smurfit Westrock PLC	85,624	3,961
Sumitomo Metal Mining Co., Ltd.	79,700	3,725
Nippon Sanso Holdings Corp.	96,775	3,571

American Funds Insurance Series	32

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Southern Copper Corp.	18,033	$3,142
Impala Platinum Holdings, Ltd.	176,284	1,844
Zijin Mining Group Co., Ltd., Class A	470,400	1,747
Akzo Nobel NV	23,969	1,626
Linde PLC	3,131	1,625
MMG, Ltd. (a)	1,652,000	1,475
		732,364

Consumer discretionary 6.87%
MercadoLibre, Inc. (a)	31,538	53,532
Compagnie Financiere Richemont SA, Class A	181,497	42,116
Amadeus IT Group SA, Class A, non-registered shares	561,934	32,272
Alibaba Group Holding, Ltd.	1,955,800	23,366
Alibaba Group Holding, Ltd. (ADR)	26,002	2,495
Industria de Diseno Textil SA	409,413	25,803
Midea Group Co., Ltd., Class A	1,979,788	22,027
Ryohin Keikaku Co., Ltd.	922,283	20,149
InterContinental Hotels Group PLC	111,867	19,295
Compagnie Generale des Etablissements Michelin	490,532	18,947
LVMH Moet Hennessy-Louis Vuitton SE	33,399	18,495
Flutter Entertainment PLC (a)	179,377	18,327
Fast Retailing Co., Ltd.	34,500	17,644
Nitori Holdings Co., Ltd.	1,096,900	16,303
Moncler SpA	232,721	13,503
H World Group, Ltd. (ADR)	256,221	10,690
Sea, Ltd., Class A (ADR) (a)	109,330	10,477
Kering SA	36,198	10,293
Sony Group Corp.	507,800	10,183
Zensho Holdings Co., Ltd.	168,202	8,345
Barratt Redrow PLC	2,231,760	8,328
Maruti Suzuki India, Ltd.	54,441	8,144
Trip.com Group, Ltd. (ADR) (a)	190,135	7,575
Trip.com Group, Ltd. (a)	5,800	230
Mercedes-Benz Group AG	153,906	7,725
Hyundai Motor Co.	23,814	7,668
Compass Group PLC	236,853	7,653
Dollarama, Inc.	51,921	6,869
Panasonic Holdings Corp.	200,050	5,617
PDD Holdings, Inc. (ADR) (a)	72,655	5,542
Ferrari NV (EUR denominated)	14,859	5,507
BYD Co., Ltd., Class H	588,400	5,449
Toyota Motor Corp.	307,000	5,148
Honda Motor Co., Ltd.	523,500	4,742
Li Ning Co., Ltd.	2,511,000	4,734
Aristocrat Leisure, Ltd.	110,291	4,699
Sumitomo Electric Industries, Ltd.	239,600	4,423
Booking Holdings, Inc.	23,480	4,185
Shenzhou International Group Holdings, Ltd.	703,700	3,544
Prosus NV, Class N	72,806	3,164
NEXT PLC	13,587	2,622
Gildan Activewear, Inc.	46,952	2,421
Shimano, Inc.	20,600	2,200
Hyundai Mobis Co., Ltd.	4,744	1,543
Stellantis NV (a)	241,504	1,374
Galaxy Entertainment Group, Ltd.	331,922	1,250
ASICS Corp.	45,700	1,243
Coupang, Inc., Class A (a)	60,335	1,048
Fuyao Glass Industry Group Co., Ltd., Class A	127,100	947

33	American Funds Insurance Series

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Meituan, Class B (a)	92,800	$818
Laopu Gold Co., Ltd., Class H (b)	9,500	423
Metaplanet, Inc. (a)	208,800	257
		521,354

Health care 5.92%
AstraZeneca PLC (GBP denominated)	531,746	99,478
Novo Nordisk AS, Class B	1,946,503	93,383
Argenx SE (ADR) (a)	55,114	51,133
Argenx SE, non-registered shares (a)	27,232	25,261
EssilorLuxottica SA	165,782	31,103
Fresenius SE & Co. KGaA	669,349	30,567
Roche Holding AG, nonvoting shares	48,761	20,071
Chugai Pharmaceutical Co., Ltd.	330,400	15,297
Siemens Healthineers AG	289,667	11,320
Innovent Biologics, Inc. (a)	1,089,500	11,104
BeOne Medicines, Ltd. (ADR) (a)	37,991	10,826
Sandoz Group AG	92,417	8,352
Takeda Pharmaceutical Co., Ltd.	254,500	8,035
Haleon PLC	1,436,068	6,627
Bayer AG	102,203	5,650
WuXi AppTec Co., Ltd., Class H	240,500	4,729
Zealand Pharma AS (a)	99,698	4,420
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H	452,800	3,350
Eurofins Scientific SE, non-registered shares	26,291	2,061
Koninklijke Philips NV	56,632	1,539
Asahi Intecc Co., Ltd.	59,800	1,403
Daiichi Sankyo Co., Ltd.	75,989	1,219
Rede D’Or Sao Luiz SA	167,660	1,127
Max Healthcare Institute, Ltd.	89,005	1,068
		449,123

Communication services 4.66%
SoftBank Group Corp.	3,750,036	140,693
Tencent Holdings, Ltd.	949,533	52,328
NetEase, Inc.	1,185,116	30,504
Orange	1,371,514	25,870
Bharti Airtel, Ltd.	1,012,993	19,852
BT Group PLC	7,121,426	17,959
Spotify Technology SA (a)	34,876	16,013
Nintendo Co., Ltd.	368,548	15,477
Singapore Telecommunications, Ltd.	3,396,000	11,637
MTN Group, Ltd.	620,681	8,639
Publicis Groupe SA	72,805	7,196
Millicom International Cellular SA	33,204	3,014
Advanced Info Service PCL, foreign registered shares	145,900	1,620
Swisscom AG	1,787	1,379
Deutsche Telekom AG	45,877	1,250
		353,431

Consumer staples 3.85%
Nestle SA	490,329	50,354
British American Tobacco PLC	799,957	49,340
Ajinomoto Co., Inc.	993,116	36,127
Philip Morris International, Inc.	191,086	34,569
L’Oreal SA, non-registered shares	46,617	20,452

American Funds Insurance Series	34

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Imperial Brands PLC	531,913	$19,667
Anheuser-Busch InBev SA/NV	231,248	19,066
Danone SA	221,065	18,130
KT&G Corp.	111,293	12,206
Diageo PLC	446,169	8,968
Avenue Supermarts, Ltd. (a)	158,990	7,397
Carlsberg A/S, Class B	40,827	5,357
Shiseido Co., Ltd.	246,200	3,981
Marks and Spencer Group PLC	657,129	3,244
JBS NV (BDR)	161,514	1,904
Kweichow Moutai Co., Ltd., Class A	7,711	1,346
		292,108

Utilities 3.74%
SSE PLC	1,966,995	63,572
Engie SA	1,785,895	56,312
RWE AG	426,058	27,603
Iberdrola SA, non-registered shares	972,716	24,277
E.ON SE	986,134	20,346
Public Power Corp. SA (a)	599,261	15,775
Kansai Electric Power Co., Inc.	1,089,188	15,308
Gulf Development PCL, foreign registered shares	6,946,415	12,972
Adani Green Energy, Ltd. (a)	703,969	11,194
Enel SpA	728,931	8,375
Veolia Environnement SA	195,836	8,157
Orsted AS (a)	354,308	7,966
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	961,169	5,519
Snam SpA	708,252	5,098
National Grid PLC	101,928	1,687
		284,161

Energy 3.72%
Cenovus Energy, Inc. (CAD denominated)	3,913,106	97,093
Cenovus Energy, Inc.	153,638	3,812
Shell PLC (GBP denominated)	695,896	26,955
Shell PLC (EUR denominated)	447,510	17,290
Canadian Natural Resources, Ltd. (CAD denominated)	911,298	36,060
Canadian Natural Resources, Ltd.	631	25
TotalEnergies SE (EUR denominated)	427,519	33,210
Tourmaline Oil Corp.	340,397	14,233
Reliance Industries, Ltd.	842,563	11,597
SLB, Ltd.	231,150	10,746
Equinor ASA	322,996	10,149
Santos, Ltd.	1,692,175	8,401
Neste OYJ	199,187	6,475
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	381,670	6,168
Subsea 7 SA (a)	8,458	289
		282,503

Real estate 0.44%
China Resources Land, Ltd.	2,481,500	9,528
Mitsubishi Estate Co., Ltd.	276,900	7,048

35	American Funds Insurance Series

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Real estate (continued)
Henderson Land Development Co., Ltd.	2,113,000	$6,705
Sun Hung Kai Properties, Ltd.	426,000	6,139
Goodman Logistics (HK), Ltd. REIT	175,916	3,814
		33,234
Total common stocks (cost: $5,421,426,000)		7,274,848
Preferred securities 0.24%
Consumer discretionary 0.12%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (b)	180,864	8,994

Financials 0.11%
Itau Unibanco Holding SA, preferred nominative shares	1,077,587	8,805

Information technology 0.01%
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)(d)	422	695
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)(d)	18	29
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)(d)	1	2
		726
Total preferred securities (cost: $15,881,000)		18,525
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	7,730	— (e)
Total rights & warrants (cost: $0)		— (e)
Short-term securities 3.55%
Money market investments 3.55%
Capital Group Central Cash Fund 3.70% (f)(g)	2,695,668	269,540
Total short-term securities (cost: $269,550,000)		269,540
Total investment securities 99.65% (cost: $5,706,857,000)		7,562,913
Other assets less liabilities 0.35%		26,478
Net assets 100.00%		$7,589,391
Investments in affiliates (g)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 3.55%
Money market investments 3.55%
Capital Group Central Cash Fund 3.70% (f)	$122,775	$1,246,660	$1,099,860	$(6)	$(29)	$269,540	$4,562

American Funds Insurance Series	36

EUPAC Fund (continued) (formerly International Fund)
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A (a)	12/18/2023	$32,962	$28,791	0.38%
Canva Australia Holdings Pty, Ltd. (a)(c)	8/26/2021-11/4/2021	8,215	7,933	0.10
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)	11/4/2021	719	695	0.01
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)	11/4/2021	31	29	— (h)
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)	11/4/2021	2	2	— (h)
Total		$41,929	$37,450	0.49%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Amount less than one thousand.
(f)	Rate represents the seven-day yield at 6/30/2026.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
FDR = Fiduciary Depositary Receipts
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
ZAR = South African rand
Refer to the notes to financial statements.

37	American Funds Insurance Series

New World Fund
Investment portfolio June 30, 2026unaudited

Common stocks 94.15%	Shares	Value (000)
Information technology 34.65%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,889,269	$452,229
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	44,990	21,486
SK hynix, Inc.	177,703	313,524
Samsung Electronics Co., Ltd.	550,762	120,406
Broadcom, Inc.	187,359	70,775
NVIDIA Corp.	328,112	65,652
ASML Holding NV	21,859	43,352
ASML Holding NV (ADR)	4,935	9,818
MediaTek, Inc.	371,934	50,788
Microsoft Corp.	101,665	37,923
Tokyo Electron, Ltd.	78,300	37,865
KLA Corp.	112,273	33,874
Delta Electronics, Inc.	435,000	26,924
Corning, Inc.	101,167	25,841
Baidu, Inc., Class A (a)	1,578,650	22,480
Elite Material Co., Ltd.	125,800	21,528
Accton Technology Corp.	230,000	18,187
Zhongji Innolight Co., Ltd., Class A	91,059	17,220
NAURA Technology Group Co., Ltd., Class A	125,200	16,424
Murata Manufacturing Co., Ltd.	192,300	13,859
Micron Technology, Inc.	10,766	12,427
Cloudflare, Inc., Class A (a)	47,709	11,702
Apple, Inc.	32,803	9,492
eMemory Technology, Inc.	100,000	9,265
ASE Technology Holding Co., Ltd.	370,000	7,990
Lenovo Group, Ltd.	2,664,000	7,959
Applied Materials, Inc.	10,571	7,643
Kokusai Electric Corp.	108,200	7,388
Seagate Technology Holdings PLC	7,646	7,378
Intel Corp. (a)	46,643	6,513
Keyence Corp.	11,100	5,592
Xiaomi Corp., Class B (a)	1,869,200	5,183
Jentech Precision Industrial Co., Ltd.	46,000	4,998
Synopsys, Inc. (a)	10,151	4,528
TDK Corp.	187,000	4,177
Capgemini SE	38,943	3,917
Credo Technology Group Holding, Ltd. (a)	13,641	3,710
Western Digital Corp.	5,308	3,390
Coherent Corp. (a)	7,914	3,122
Oracle Corp.	19,168	2,809
Tata Consultancy Services, Ltd.	95,579	2,061
LITE-ON Technology Corp.	287,000	2,018
SAP SE	6,870	1,052
SAP SE (ADR) (b)	4,188	646
International Business Machines Corp.	5,925	1,666
Teradyne, Inc.	2,759	1,335
Disco Corp.	2,100	1,067
Chroma ATE, Inc.	12,000	823
Canva Australia Holdings Pty, Ltd. (a)(c)(d)	385	634
Globant SA (a)	7,718	223
		1,560,863

Financials 14.01%
Banco Bilbao Vizcaya Argentaria SA	1,700,344	42,655
Samsung Life Insurance Co., Ltd.	108,886	28,425
Nu Holdings, Ltd., Class A (a)	2,045,122	27,323
Capitec Bank Holdings, Ltd.	72,370	20,969
Abu Dhabi Islamic Bank PJSC	3,624,127	20,373
Hana Financial Group, Inc.	220,863	16,370
AIA Group, Ltd.	1,767,800	16,214

American Funds Insurance Series	38

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Shriram Finance, Ltd.	1,420,743	$15,829
Emirates NBD Bank PJSC	1,826,809	14,771
Standard Chartered PLC (GBP denominated)	544,246	14,752
PICC Property and Casualty Co., Ltd., Class H	8,038,947	14,750
Mastercard, Inc., Class A	28,710	14,745
ICICI Bank, Ltd.	1,010,331	14,714
Bajaj Finance, Ltd.	1,377,203	14,706
Eurobank SA	3,015,859	14,412
KB Financial Group, Inc.	132,515	13,627
Abu Dhabi Commercial Bank PJSC	3,434,540	13,581
UniCredit SpA	149,212	13,350
Shinhan Financial Group Co., Ltd.	199,898	12,386
3i Group PLC	373,135	12,315
XP, Inc., Class A	707,765	11,508
PKO Bank Polski SA, Class C	416,767	11,437
Discovery, Ltd.	694,650	11,222
Saudi National Bank (The)	1,081,238	11,134
Banco Santander SA	755,691	10,454
Axis Bank, Ltd.	728,189	10,422
HSBC Holdings PLC (GBP denominated)	330,431	6,277
HSBC Holdings PLC (HKD denominated)	200,400	3,809
Banco BTG Pactual SA, units	956,876	10,026
Aon PLC, Class A	29,648	9,834
Credicorp, Ltd.	24,926	9,711
BSE, Ltd.	220,810	9,101
OTP Bank PLC	58,589	8,658
National Bank of Greece SA	490,673	8,485
FirstRand, Ltd.	1,318,313	7,819
Cholamandalam Investment and Finance Co., Ltd.	402,351	7,655
Yapi ve Kredi Bankasi AS (a)	8,225,269	7,101
AU Small Finance Bank, Ltd.	628,420	6,941
Saudi Awwal Bank SJSC, non-registered shares	785,402	6,765
Ping An Insurance (Group) Co. of China, Ltd., Class H	948,544	6,203
Akbank TAS	3,441,111	5,698
Multi Commodity Exchange of India, Ltd. (a)	172,823	5,210
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	8,129,000	4,878
Erste Group Bank AG	34,273	4,592
Public Bank Bhd.	3,774,100	4,460
Commercial International Bank - Egypt (CIB) SAE (GDR)	1,727,425	4,407
Kaspi.kz JSC (ADR)	49,369	4,277
Hong Kong Exchanges and Clearing, Ltd.	90,100	4,188
Bank of the Philippine Islands	2,453,688	3,850
DBS Group Holdings, Ltd.	75,000	3,790
Vietnam Technological and Commercial JSCB (The)	2,923,900	3,742
Futu Holdings, Ltd. (ADR)	39,041	3,660
Samsung Fire & Marine Insurance Co., Ltd.	8,817	3,531
Banco Santander (Brasil) SA, units	611,271	3,173
Brookfield Corp., Class A	72,254	3,077
SinoPac Financial Holdings Co., Ltd.	2,417,000	3,048
Al Rajhi Banking and Investment Corp., non-registered shares	168,632	2,960
Qatar National Bank QPSC	585,490	2,774
Visa, Inc., Class A	7,963	2,732
B3 SA - Brasil, Bolsa, Balcao	948,996	2,671
Kasikornbank PCL, foreign registered shares	402,600	2,653
BDO Unibank, Inc.	1,364,300	2,644
Max Financial Services, Ltd. (a)	137,808	2,318
S&P Global, Inc.	5,193	2,115
360 ONE WAM, Ltd.	162,421	1,853
State Bank of India	139,728	1,529
Wise Group PLC, Class A (CDI) (a)	93,874	1,126
Wise Group PLC, Class A (a)	31,900	380

39	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Bank Central Asia Tbk PT	4,793,500	$1,493
Prudential PLC	111,403	1,484
Bank of China, Ltd., Class H	1,858,000	1,184
Kotak Mahindra Bank, Ltd.	279,371	1,161
Haci A–mer Sabanci Holding AS	474,722	995
DB Insurance Co., Ltd.	10,677	925
Central Depository Services (India), Ltd.	65,656	913
China Merchants Bank Co., Ltd., Class H	94,000	540
Woori Financial Group, Inc.	22,426	421
Sberbank of Russia PJSC (c)	2,662,164	— (e)
		631,281

Industrials 11.18%
International Container Terminal Services, Inc.	4,120,150	60,152
Contemporary Amperex Technology Co., Ltd., Class A	726,140	42,218
Contemporary Amperex Technology Co., Ltd., Class H	23,000	2,070
Rolls-Royce Holdings PLC	1,845,473	35,433
Airbus SE, non-registered shares	134,543	29,946
Weichai Power Co., Ltd., Class A	4,390,696	17,811
Weichai Power Co., Ltd., Class H	1,462,600	6,425
Hitachi, Ltd.	860,900	23,924
Adani Ports & Special Economic Zone, Ltd.	940,550	18,095
GE Vernova, Inc.	15,275	17,946
Larsen & Toubro, Ltd.	368,211	16,219
Copa Holdings SA, Class A	103,445	16,093
General Electric Co.	39,557	14,784
Rumo SA	5,439,913	14,152
Techtronic Industries Co., Ltd.	808,500	13,498
Aselsan Elektronik Sanayi ve Ticaret AS	1,762,782	13,034
Localiza Rent a Car SA, ordinary nominative shares	1,410,829	11,352
Localiza Rent a Car SA	6,050	47
BAE Systems PLC	442,306	10,821
WEG SA	1,133,558	10,301
Hanwha Aerospace Co., Ltd.	15,196	9,788
AGCO Corp.	80,777	9,669
Kanzhun, Ltd., Class A (ADR)	603,896	7,772
TransDigm Group, Inc.	5,797	7,722
HD Hyundai Marine Solution Co., Ltd.	49,485	7,214
Shenzhen Inovance Technology Co., Ltd., Class A	665,919	6,539
IHI Corp.	385,379	6,512
Uber Technologies, Inc. (a)	89,781	6,479
Mitsui & Co., Ltd.	223,100	6,214
LG Corp.	85,206	5,372
Grab Holdings, Ltd., Class A (a)	1,207,414	4,552
Weir Group PLC (The)	140,247	4,475
Daikin Industries, Ltd.	28,400	4,314
Mitsubishi Heavy Industries, Ltd.	149,100	3,395
HD Hyundai Electric Co., Ltd.	5,059	3,207
Hyosung Heavy Industries Corp.	1,411	3,166
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A.S.	533,391	3,165
SM Investments Corp.	279,010	2,690
Ayala Corp.	364,800	2,495
Didi Global, Inc. (ADR) (a)	707,394	2,370
Komatsu, Ltd.	60,400	2,364
Turk Hava Yollari Anonim Ortakligi, non-registered shares (a)	317,343	2,223
GT Capital Holdings, Inc.	273,190	2,165
Embraer SA	117,683	1,866
Jiangsu Hengli Hydraulic Co., Ltd., Class A	115,464	1,842
Siemens AG	5,419	1,741
Acter Group Corp., Ltd.	37,000	1,508

American Funds Insurance Series	40

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Schneider Electric SE	4,593	$1,507
International Consolidated Airlines Group SA (CDI)	216,565	1,374
JSW Infrastructure, Ltd.	373,701	1,284
Andritz AG	13,330	1,152
Bureau Veritas SA	35,617	1,091
Carrier Global Corp.	12,949	950
Leonardo SpA	12,167	652
Siemens Energy AG	2,805	532
		503,682

Consumer discretionary 7.72%
MercadoLibre, Inc. (a)	33,373	56,647
Alibaba Group Holding, Ltd.	1,720,972	20,560
Alibaba Group Holding, Ltd. (ADR)	106,195	10,193
Midea Group Co., Ltd., Class A	2,729,233	30,365
Trip.com Group, Ltd. (ADR) (a)	380,346	15,153
Trip.com Group, Ltd. (a)	20,050	796
Compagnie Financiere Richemont SA, Class A	68,472	15,889
H World Group, Ltd. (ADR)	286,441	11,950
H World Group, Ltd.	9,400	40
Ryohin Keikaku Co., Ltd.	534,200	11,671
Eicher Motors, Ltd.	135,254	10,159
Hyundai Mobis Co., Ltd.	27,054	8,800
LVMH Moet Hennessy-Louis Vuitton SE	15,094	8,359
Eternal, Ltd. (a)	2,811,913	7,934
Vibra Energia SA	1,231,502	7,130
BYD Co., Ltd., Class A	587,423	6,899
Fuyao Glass Industry Group Co., Ltd., Class A	902,075	6,721
Jumbo SA	257,221	6,604
Sea, Ltd., Class A (ADR) (a)	65,943	6,319
Maruti Suzuki India, Ltd.	36,657	5,483
TVS Motor Co., Ltd.	141,532	5,216
Royal Caribbean Cruises, Ltd.	15,727	4,994
Galaxy Entertainment Group, Ltd.	1,254,000	4,722
Panasonic Holdings Corp.	163,300	4,585
PDD Holdings, Inc. (ADR) (a)	58,721	4,479
Lenskart Solutions, Ltd. (a)	778,752	4,242
Naspers, Ltd., Class N	83,887	4,208
Tesla, Inc. (a)	9,884	4,157
Wynn Resorts, Ltd.	40,473	3,929
Li Ning Co., Ltd.	2,067,655	3,898
Inchcape PLC	375,782	3,844
Shenzhou International Group Holdings, Ltd.	687,100	3,461
Geely Automobile Holdings, Ltd.	1,537,000	3,313
Fast Retailing Co., Ltd.	6,300	3,222
Starbucks Corp.	30,575	3,124
Yum! Brands, Inc.	17,045	2,725
MakeMyTrip, Ltd. (a)	48,163	2,567
Pop Mart International Group, Ltd. (b)	126,200	2,505
Hermes International	1,336	2,445
Aptiv Holdings, Ltd. (a)	38,490	2,362
Cyrela Brazil Realty SA, ordinary nominative shares	502,572	2,241
Marriott International, Inc., Class A	5,923	2,195
Mahindra & Mahindra, Ltd.	58,684	1,920
ANTA Sports Products, Ltd.	207,800	1,888
Hyundai Motor Co.	5,760	1,855
Industria de Diseno Textil SA	27,145	1,711
Moncler SpA	28,833	1,673
Booking Holdings, Inc.	8,005	1,427
Meituan, Class B (a)	145,200	1,281

41	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Accor SA	21,007	$1,221
Kering SA	4,170	1,186
Coupang, Inc., Class A (a)	67,745	1,177
Laopu Gold Co., Ltd., Class H (b)	25,400	1,131
Tube Investments of India, Ltd.	33,272	1,075
Hilton Worldwide Holdings, Inc.	2,905	960
Ferrari NV (EUR denominated)	2,554	946
Shangri-La Asia, Ltd.	1,564,000	800
Sands China, Ltd.	377,200	630
Versigent PLC (a)	13,510	568
New Oriental Education & Technology Group, Inc. (ADR)	6,500	298
Evolution AB (a)	1,477	102
		347,955

Communication services 7.65%
Tencent Holdings, Ltd.	1,511,901	83,320
Alphabet, Inc., Class A	124,660	44,550
Alphabet, Inc., Class C	76,900	27,171
Bharti Airtel, Ltd.	2,004,593	39,286
MTN Group, Ltd.	2,479,923	34,518
NetEase, Inc.	1,176,800	30,290
NetEase, Inc. (ADR)	25,098	3,216
Meta Platforms, Inc., Class A	59,352	33,432
KT Corp. (ADR)	666,427	11,516
Baidu, Inc., Class A (ADR) (a)	52,556	6,007
Orange	282,855	5,335
True Corp. PCL, foreign registered shares	13,284,586	5,195
Advanced Info Service PCL, foreign registered shares	408,900	4,540
Telkom Indonesia (Persero) Tbk PT, Class B	33,657,800	4,464
America Movil, SAB de CV, Class B (ADR)	151,105	3,927
ROBLOX Corp., Class A (a)	65,078	3,539
Netflix, Inc. (a)	32,175	2,297
Singapore Telecommunications, Ltd.	652,400	2,236
		344,839

Materials 7.64%
First Quantum Minerals, Ltd. (a)	1,592,283	43,494
Grupo Mexico, SAB de CV, Series B	3,220,083	36,503
Vale SA, ordinary nominative shares	1,354,044	20,427
Vale SA (ADR), ordinary nominative shares	722,997	10,874
Mitsui Kinzoku Co., Ltd.	89,200	23,885
Barrick Mining Corp.	399,319	14,667
APL Apollo Tubes, Ltd.	670,200	12,755
Glencore PLC	1,674,532	11,422
Amcor PLC (CDI)	232,072	10,038
Aura Minerals, Inc.	143,406	9,027
BASF SE	166,817	8,917
Southern Copper Corp.	50,055	8,723
Lundin Mining Corp.	353,038	8,603
Valterra Platinum, Ltd. (ZAR denominated)	97,010	6,504
Valterra Platinum, Ltd. (ADR)	41,308	460
Siam Cement PCL, foreign registered shares	912,200	6,765
Zijin Mining Group Co., Ltd., Class H	1,552,000	5,459
Zijin Mining Group Co., Ltd., Class A	259,300	963
Corteva, Inc.	74,722	6,328
Baoshan Iron & Steel Co., Ltd., Class A	7,505,364	6,018
Suzano SA	777,010	5,983
Freeport-McMoRan, Inc.	88,218	5,548
Gold Fields, Ltd.	149,626	5,019

American Funds Insurance Series	42

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Gold Fields, Ltd. (ADR)	10,047	$337
Resonac Holdings Co., Ltd.	47,200	5,263
LG Chem, Ltd.	28,397	5,159
Nutrien, Ltd. (CAD denominated)	74,372	4,686
Zijin Gold International Co., Ltd.	404,100	4,582
Saudi Basic Industries Corp., non-registered shares	321,333	4,410
Ivanhoe Mines, Ltd., Class A (a)	477,196	3,738
Anhui Conch Cement Co., Ltd., Class H	1,664,500	3,567
Linde PLC	6,747	3,501
Pan American Silver Corp.	77,269	3,461
Wheaton Precious Metals Corp. (CAD denominated)	30,398	3,420
Impala Platinum Holdings, Ltd.	312,195	3,265
Dow, Inc.	118,533	3,243
Anglo American PLC	63,564	3,113
Sasol, Ltd. (a)	221,151	2,187
Sasol, Ltd. (ADR) (a)	75,345	740
Shin-Etsu Chemical Co., Ltd.	64,500	2,813
Loma Negra Compania Industrial Argentina SA (ADR) (a)	201,255	2,304
Antofagasta PLC	43,697	2,219
ArcelorMittal SA	36,422	2,190
MMG, Ltd. (a)	2,152,000	1,921
Syensqo SA	24,392	1,801
Anglogold Ashanti PLC (ZAR denominated)	19,840	1,604
Heidelberg Materials AG, non-registered shares	7,997	1,526
Air Liquide SA	6,996	1,385
Eldorado Gold Corp. (CAD denominated)	30,919	962
JX Advanced Metals Corp.	24,800	686
Welspun Gujarat Stahl Rohren, Ltd.	34,481	556
CEMEX, SAB de CV (ADR)	46,117	553
China Hongqiao Group, Ltd., Class H	190,500	489
Alrosa PJSC (a)(c)	1,123,215	— (e)
		344,063

Health care 3.48%
Max Healthcare Institute, Ltd.	1,594,531	19,135
Laurus Labs, Ltd.	1,150,255	18,552
Novo Nordisk AS, Class B	320,332	15,368
Eli Lilly and Co.	11,908	14,283
AstraZeneca PLC (GBP denominated)	68,503	12,815
BeOne Medicines, Ltd. (ADR) (a)	33,658	9,591
BeOne Medicines, Ltd. (a)	134,800	2,941
WuXi AppTec Co., Ltd., Class A	330,000	6,075
WuXi AppTec Co., Ltd., Class H	200,300	3,938
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	214,648	7,272
Innovent Biologics, Inc. (a)	641,373	6,537
Thermo Fisher Scientific, Inc.	12,939	6,487
Rede D’Or Sao Luiz SA	928,545	6,243
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	518,888	3,989
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H	164,400	1,216
Takeda Pharmaceutical Co., Ltd.	161,700	5,105
Align Technology, Inc. (a)	24,318	4,102
EssilorLuxottica SA	17,683	3,318
Dr. Sulaiman Al Habib Medical Services Group Co.	48,679	2,748
Mettler-Toledo International, Inc. (a)	1,733	2,214
Bayer AG	29,887	1,652
Lupin, Ltd.	53,156	1,362

43	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Abbott Laboratories	9,087	$825
Danaher Corp.	3,966	755
CanSino Biologics, Inc., Class H (a)	35,921	102
		156,625

Consumer staples 3.12%
Nestle SA	199,067	20,443
Arca Continental, SAB de CV	1,037,443	12,433
Avenue Supermarts, Ltd. (a)	252,746	11,758
KT&G Corp.	96,428	10,576
Kweichow Moutai Co., Ltd., Class A	44,770	7,814
BBB Foods, Inc., Class A (a)	186,840	7,786
Philip Morris International, Inc.	38,212	6,913
Zabka Group	869,662	6,291
JBS NV (BDR)	518,778	6,115
Raia Drogasil SA, ordinary nominative shares	1,492,774	4,861
Anheuser-Busch InBev SA/NV	55,481	4,574
Carlsberg A/S, Class B	33,526	4,399
Wal-Mart de Mexico, SAB de CV, Series V	1,334,031	3,919
Danone SA	46,545	3,817
Dino Polska SA, non-registered shares (a)	494,888	3,741
British American Tobacco PLC	54,748	3,377
Mondelez International, Inc., Class A	53,409	3,089
L’Oreal SA, non-registered shares	6,571	2,883
Varun Beverages, Ltd.	500,013	2,701
United Spirits, Ltd.	177,281	2,536
PepsiCo, Inc.	15,783	2,137
Tsingtao Brewery Co., Ltd., Class H	374,634	2,059
Monster Beverage Corp. (a)	20,282	1,950
Bunge Global SA	18,154	1,938
Coca-Cola Co.	17,543	1,426
JD Health International, Inc. (a)	124,850	526
Almarai Co.	26,852	325
		140,387

Energy 1.93%
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	1,465,892	23,689
Vista Energy, SAB de CV, Class A (ADR) (a)	190,437	12,150
ADNOC Drilling Co. PJSC	7,381,530	11,534
Reliance Industries, Ltd.	807,469	11,114
SLB, Ltd.	120,023	5,580
Shell PLC (GBP denominated)	122,375	4,740
Adnoc Gas PLC	4,759,293	4,459
BP PLC (ADR)	116,055	4,288
TotalEnergies SE (EUR denominated)	54,905	4,265
HD Hyundai Co., Ltd.	24,974	3,227
Exxon Mobil Corp.	9,240	1,263
Borr Drilling, Ltd. (a)	132,459	547
Rosneft Oil Co. PJSC (c)	588,661	— (e)
		86,856

Utilities 1.76%
Public Power Corp. SA (a)	510,016	13,426
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	2,300,791	13,210
Gulf Development PCL, foreign registered shares	6,904,093	12,893
Power Grid Corp. of India, Ltd.	3,457,599	10,517
Adani Green Energy, Ltd. (a)	398,450	6,336
Adani Power, Ltd. (a)	2,605,404	6,203

American Funds Insurance Series	44

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Equatorial SA	705,619	$5,323
NHPC, Ltd. (a)	5,947,642	5,138
CPFL Energia SA	206,069	1,788
NTPC, Ltd. (a)	468,166	1,773
SembCorp Industries, Ltd.	286,200	1,410
Engie SA	41,991	1,324
		79,341

Real estate 1.01%
Lodha Developers, Ltd.	1,914,139	19,423
China Resources Land, Ltd.	3,255,834	12,501
China Resources Mixc Lifestyle Services, Ltd.	851,400	3,994
CK Asset Holdings, Ltd.	697,000	3,945
SM Prime Holdings, Inc.	7,479,300	2,211
Longfor Group Holdings, Ltd. (b)	2,759,346	2,116
ALLOS SA, ordinary nominative shares	133,019	723
Emaar Properties PJSC	192,505	631
		45,544
Total common stocks (cost: $2,369,558,000)		4,241,436
Preferred securities 0.90%
Financials 0.49%
Itau Unibanco Holding SA (ADR), preferred nominative shares	2,064,891	16,870
Itau Unibanco Holding SA, preferred nominative shares	657,288	5,371
		22,241

Information technology 0.15%
Samsung Electronics Co., Ltd., nonvoting preferred shares	48,780	6,830
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)(d)	34	56
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)(d)	1	2
		6,888

Real estate 0.15%
QuintoAndar, Ltd., Series E, preference shares (a)(c)(d)	32,657	5,240
QuintoAndar, Ltd., Series E-1, preference shares (a)(c)(d)	8,400	1,348
		6,588

Energy 0.07%
Petroleo Brasileiro SA PETROBRAS, preferred nominative shares	405,215	2,967

Consumer discretionary 0.04%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (b)	32,989	1,641
Cyrela Brazil Realty SA, preferred shares (a)	33,966	141
TVS Motor Co., Ltd., 6.00% cumulative preferred shares (a)	605,414	66
Getir BV, Series D, preferred shares (a)(c)(d)	7,768	— (e)
		1,848
Total preferred securities (cost: $35,920,000)		40,532

45	American Funds Insurance Series

New World Fund (continued)
Bonds, notes & other debt instruments 2.16%	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 1.87%
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (f)	USD200	$176
Angola (Republic of) 8.25% 5/9/2028	600	619
Angola (Republic of) 8.00% 11/26/2029 (f)	445	453
Angola (Republic of) 8.75% 4/14/2032 (f)	280	283
Angola (Republic of) 9.375% 3/31/2033 (f)	540	553
Asian Development Bank 5.25% 4/29/2035	PHP25,800	405
Benin (Republic of) 7.96% 2/13/2038 (f)	USD690	734
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL21	4
Brazil (Federative Republic of) 0% 1/1/2030	3,000	366
Brazil (Federative Republic of) 10.00% 1/1/2031	21,116	3,559
Brazil (Federative Republic of) 6.00% 8/15/2032 (g)	3,442	597
Brazil (Federative Republic of) 10.00% 1/1/2033	6,793	1,093
Brazil (Federative Republic of) 10.00% 1/1/2035	7,600	1,183
Brazil (Federative Republic of) 6.00% 8/15/2050 (g)	5,485	879
Chile (Republic of) 4.70% 9/1/2030	CLP810,000	867
Chile (Republic of) 5.30% 11/1/2037	300,000	320
Chile (Republic of) 4.34% 3/7/2042	USD350	310
China (People’s Republic of), Series INBK, 1.63% 10/25/2030	CNY11,870	1,767
China (People’s Republic of), Series INBK, 1.61% 2/15/2035	6,720	987
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	1,250	216
Colombia (Republic of) 3.25% 4/22/2032	USD700	608
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP4,320,700	1,041
Colombia (Republic of), Series B, 13.25% 2/9/2033	7,344,800	2,267
Colombia (Republic of), Series B, 7.25% 10/18/2034	2,054,300	457
Colombia (Republic of), Series B, 11.75% 1/24/2035	877,300	253
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (g)	6,870	668
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	170
Czech Republic, Series 121, 2.50% 3/13/2031	CZK27,360	1,135
Czech Republic, Series 145, 3.50% 5/30/2035	15,840	692
Czech Republic, Series 142, 1.95% 7/30/2037	17,900	649
Dominican Republic (Government of) 8.625% 4/20/2027 (f)	USD192	197
Dominican Republic (Government of) 5.875% 1/30/2060	335	297
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	960	965
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP33,072	673
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR100	117
Egypt (Arab Republic of) 7.625% 5/29/2032	USD1,165	1,196
Egypt (Arab Republic of) 8.50% 1/31/2047	400	392
Egypt (Arab Republic of) 8.875% 5/29/2050	386	386
Gabonese (Republic of) 6.625% 2/6/2031	720	621
Gabonese (Republic of) 7.00% 11/24/2031	300	257
Gaci First Investment Co. 5.375% 1/29/2054	360	323
Honduras (Republic of) 6.25% 1/19/2027	875	882
Honduras (Republic of) 5.625% 6/24/2030 (f)	281	283
Hungary (Republic of) 6.75% 7/23/2031	HUF287,020	991
Hungary (Republic of) 6.25% 9/22/2032 (f)	USD330	349
Hungary (Republic of) 4.75% 11/24/2032	HUF180,830	572
Hungary (Republic of) 3.00% 4/25/2041	401,390	1,008
India (Republic of) 7.32% 11/13/2030	INR3,480	38
India (Republic of) 7.18% 8/14/2033	95,020	1,032
India (Republic of) 7.18% 7/24/2037	132,100	1,434
India (Republic of) 8.13% 6/22/2045	92,570	1,071
India (Republic of) 7.06% 10/10/2046	53,020	548
India (Republic of) 7.09% 8/5/2054	77,070	789
Indonesia (Republic of) 6.625% 2/17/2037	USD300	327
Indonesia (Republic of), Series FR82, 7.00% 9/15/2030	IDR2,341,000	130
Indonesia (Republic of), Series 109, 5.875% 3/15/2031	12,228,000	652
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	16,818,000	926
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	15,314,000	822
Indonesia (Republic of), Series FR80, 7.50% 6/15/2035	7,953,000	450
Indonesia (Republic of), Series FR98, 7.125% 6/15/2038	7,242,000	399
Indonesia (Republic of), Series FR83, 7.50% 4/15/2040	8,852,000	502

American Funds Insurance Series	46

New World Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Indonesia (Republic of), Series FR106, 7.125% 8/15/2040	IDR13,148,000	$729
Kazakhstan (Republic of) 5.50% 7/1/2037 (f)	USD945	968
Kazakhstan (Republic of), Series 16Y, 5.30% 10/19/2027	KZT48,750	90
Kazakhstan (Republic of), Series 180, 6.50% 10/24/2027	63,737	120
Kazakhstan (Republic of), Series 5Y, 15.35% 11/18/2027	133,877	281
Kenya (Republic of) 6.30% 1/23/2034	USD645	594
Kenya (Republic of) 9.50% 3/5/2036 (f)	555	591
Kenya (Republic of) 9.50% 3/5/2036	330	351
Malaysia (Federation of), Series 0310, 4.498% 4/15/2030	MYR2,880	735
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	9,821	2,447
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	616	166
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	535
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,202	543
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	292
Malaysia (Federation of), Series 0124, 4.28% 3/23/2054	1,255	318
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD490	505
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR340	400
Mic Capital Management (RSC) Seven, Ltd. 5.875% 5/1/2034	USD455	479
Morocco (Kingdom of) 5.95% 3/8/2028 (f)	255	259
Morocco (Kingdom of) 3.875% 4/2/2029	EUR465	535
Morocco (Kingdom of) 4.75% 4/2/2035	200	233
Mozambique (Republic of) 9.00% 9/15/2031	USD540	478
Nigeria (Republic of) 18.50% 2/21/2031	NGN730,360	541
Nigeria (Republic of) 7.875% 2/16/2032	USD280	292
Nigeria (Republic of) 8.631% 1/13/2036 (f)	390	424
Oman (Sultanate of) 6.00% 8/1/2029	445	460
Oman (Sultanate of) 6.75% 1/17/2048	285	313
Panama (Republic of) 6.70% 1/26/2036	473	510
Panama (Republic of) 6.875% 1/31/2036	856	936
Panama (Republic of) 8.00% 3/1/2038	483	568
Paraguay (Republic of) 4.95% 4/28/2031	167	168
Peru (Republic of) 3.00% 1/15/2034	225	195
Peru (Republic of) 6.55% 3/14/2037	190	208
Peru (Republic of) 7.60% 8/12/2039	PEN3,228	1,013
Peru (Republic of) 3.55% 3/10/2051	USD490	345
Peru (Republic of) 2.78% 12/1/2060	100	55
Philippines (Republic of) 6.375% 7/27/2030	PHP12,110	196
Philippines (Republic of) 6.00% 8/20/2030	14,790	235
Philippines (Republic of) 6.75% 9/15/2032	41,240	670
Philippines (Republic of) 6.375% 10/23/2034	USD145	156
Philippines (Republic of) 5.00% 1/27/2036	552	542
Philippines (Republic of) 3.95% 1/20/2040	500	428
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	370	369
Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN8,434	2,382
Poland (Republic of), Series 1034, 5.00% 10/25/2034	4,295	1,136
Romania (Republic of) 5.25% 5/30/2032	EUR450	526
Romania (Republic of) 5.25% 5/30/2032	230	269
Romania (Republic of) 2.00% 4/14/2033	300	283
Romania (Republic of) 5.625% 5/30/2037	390	441
Saudi Arabia (Kingdom of) 4.875% 7/18/2033	USD480	478
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	2,300	2,220
South Africa (Republic of) 7.10% 11/19/2036 (f)	200	215
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	ZAR482	28
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	1,395	86
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	8,388	531
South Africa (Republic of), Series R-209, 6.25% 3/31/2036	18,605	974
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	137	9
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	12,241	733
Thailand (Kingdom of) 3.45% 6/17/2043	THB25,768	834
Turkey (Republic of), Series 30Y, 11.875% 1/15/2030	USD500	593
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	1,510	1,149

47	American Funds Insurance Series

New World Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Mexican States 6.875% 5/13/2037	USD610	$641
United Mexican States 5.125% 3/19/2038	EUR420	478
United Mexican States 4.75% 3/8/2044	USD800	645
United Mexican States 3.75% 4/19/2071	860	496
United Mexican States, Series M, 7.75% 5/29/2031	MXN56,500	3,141
United Mexican States, Series M, 7.75% 11/23/2034	12,548	668
United Mexican States, Series M30, 8.50% 11/18/2038	21,600	1,162
United Mexican States, Series M, 7.75% 11/13/2042	20,000	978
United Mexican States, Series M, 8.00% 7/31/2053	19,887	966
		84,275
Corporate bonds and notes 0.29%
Energy 0.07%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (f)	USD410	419
Oleoducto Central SA 4.00% 7/14/2027 (f)	255	252
Petroleos Mexicanos 5.95% 1/28/2031	610	603
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (f)	400	350
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	189
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051 (f)	430	314
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (f)	250	266
Transportadora de Gas del Sur SA 7.75% 11/20/2035 (f)	220	226
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (f)	390	404
YPF SA 8.25% 1/17/2034 (f)	335	351
		3,374

Financials 0.05%
Banco Internacional del Peru SAA 4.80% 7/15/2031 (f)	475	467
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (h)	400	381
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (f)(h)	340	367
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (h)	330	356
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	280
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (h)	400	428
		2,279

Consumer discretionary 0.04%
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	275
Meituan 3.05% 10/28/2030 (f)	400	370
Meituan 3.05% 10/28/2030	200	185
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (f)	345	354
MercadoLibre, Inc. 3.125% 1/14/2031	200	184
Sands China, Ltd. 4.375% 6/18/2030	220	213
Wynn Macau, Ltd. 5.625% 8/26/2028	260	258
		1,839

Communication services 0.04%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,710	817
America Movil, SAB de CV, 10.30% 1/30/2034	2,820	169
PLDT, Inc. 2.50% 1/23/2031	USD210	191
Telecommunications Co. Telekom Srbija Akcionarsko drustvo, Belgrade 7.25% 5/18/2031 (f)	200	200
Tencent Holdings, Ltd. 3.24% 6/3/2050 (f)	380	261
		1,638

American Funds Insurance Series	48

New World Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Materials 0.03%
Braskem Netherlands Finance BV 8.50% 1/12/2031 (f)		USD355	$223
CSN Resources SA 8.875% 12/5/2030 (f)		400	299
PT Krakatau Posco 6.375% 6/11/2027		345	347
Sasol Financing USA, LLC 8.75% 4/10/2033 (f)		280	290
			1,159

Industrials 0.02%
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (f)		335	339
LATAM Airlines Group SA 7.875% 4/15/2030 (f)		355	370
Mexico City Airport Trust 4.25% 10/31/2026		200	200
			909

Utilities 0.02%
Aegea Finance SARL 9.00% 1/20/2031 (f)		275	265
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (f)		259	245
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (h)		350	348
			858

Consumer staples 0.01%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028		200	210
NBM US Holdings, Inc. 6.625% 8/6/2029 (d)		420	420
			630

Health care 0.01%
Rede D’Or Finance SARL 4.50% 1/22/2030		280	266
Total corporate bonds and notes			12,952
Total bonds, notes & other debt instruments (cost: $95,737,000)			97,227
Short-term securities 2.94%		Shares
Money market investments 2.92%
Capital Group Central Cash Fund 3.70% (i)(j)		1,316,194	131,606
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.02%
Egypt (Arab Republic of) 12/22/2026	21.112%	EGP1,575	29
Egypt (Arab Republic of) 6/22/2027	19.011	1,775	29
Kazakhstan (Republic of) 2/5/2027	13.591	KZT269,133	514
Nigeria (Republic of) 1/19/2027	15.840	NGN632,880	416
			988
Total short-term securities (cost: $132,579,000)			132,594
Total investment securities 100.15% (cost: $2,633,794,000)			4,511,789
Other assets less liabilities (0.15)%			(6,749)
Net assets 100.00%			$4,505,040

49	American Funds Insurance Series

New World Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Short	2	10/5/2026	USD(412)	$1
5 Year Euro-Bobl Futures	Short	12	9/10/2026	(1,582)	(6)
5 Year U.S. Treasury Note Futures	Long	6	10/5/2026	642	2
10 Year Euro-Bund Futures	Short	11	9/10/2026	(1,600)	(16)
10 Year Ultra U.S. Treasury Note Futures	Long	7	9/30/2026	787	11
					$(8)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	267	PLN	970	Goldman Sachs	7/8/2026	$9
USD	796	BRL	4,046	Morgan Stanley	7/10/2026	14
PHP	6,160	USD	100	Citibank	7/10/2026	— (e)
USD	146	IDR	2,643,945	Goldman Sachs	7/10/2026	(1)
USD	391	ZAR	6,470	Goldman Sachs	7/10/2026	(3)
PLN	767	USD	209	Citibank	7/10/2026	(5)
USD	1,529	PHP	94,305	Bank of America	7/10/2026	(8)
USD	530	COP	1,910,290	Morgan Stanley	7/10/2026	(28)
USD	843	COP	3,027,600	Citibank	7/10/2026	(41)
INR	12,512	USD	130	Citibank	7/13/2026	2
USD	1,480	BRL	7,702	Goldman Sachs	7/13/2026	(7)
USD	1,759	EUR	1,510	Morgan Stanley	7/14/2026	33
CNH	6,280	USD	928	Citibank	7/14/2026	(3)
CZK	9,270	USD	442	HSBC Bank	7/14/2026	(5)
MYR	199	USD	49	JPMorgan Chase	7/22/2026	— (e)
USD	1,506	MXN	26,165	UBS AG	7/23/2026	12
USD	97	ZAR	1,600	Goldman Sachs	7/23/2026	— (e)
THB	26,500	USD	794	Citibank	7/24/2026	5
						$(26)
Investments in affiliates (j)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.92%
Money market investments 2.92%
Capital Group Central Cash Fund 3.70% (i)	$60,900	$460,995	$390,289	$9	$(9)	$131,606	$2,004

American Funds Insurance Series	50

New World Fund (continued)
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares (a)(c)	5/26/2021	$5,258	$5,240	0.12%
QuintoAndar, Ltd., Series E-1, preference shares (a)(c)	12/20/2021	1,716	1,348	0.03
Canva Australia Holdings Pty, Ltd. (a)(c)	8/26/2021-11/4/2021	656	634	0.01
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)	11/4/2021	58	56	— (k)
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)	11/4/2021	1	2	— (k)
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	412	420	0.01
Getir BV, Series D, preferred shares (a)(c)	5/27/2021	3,500	— (e)	— (k)
Total		$11,601	$7,700	0.17%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Amount less than one thousand.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,082,000, which represented 0.29% of the net assets of the fund.

(g)	Index-linked bond whose principal amount moves with a government price index.
(h)	Step bond; coupon rate may change at a later date.
(i)	Rate represents the seven-day yield at 6/30/2026.
(j)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(k)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds

EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
HUF = Hungarian forints
IDR = Indonesian rupiah
INR = Indian rupees
KZT = Kazakhstani tenge
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira

PEN = Peruvian nuevos soles
PHP = Philippine pesos
PLN = Polish zloty
RSC = Restricted Scope Company
SOFR = Secured Overnight Financing Rate
THB = Thai baht
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

51	American Funds Insurance Series

Washington Mutual Investors Fund
Investment portfolio June 30, 2026unaudited

Common stocks 95.90%	Shares	Value (000)
Information technology 22.56%
Broadcom, Inc.	2,094,644	$791,251
Microsoft Corp.	1,300,570	485,139
Apple, Inc.	1,331,784	385,365
KLA Corp.	1,036,483	312,717
ASML Holding NV (ADR)	96,504	191,989
NVIDIA Corp.	770,736	154,216
International Business Machines Corp.	252,956	71,134
Amphenol Corp., Class A	364,961	64,350
Intel Corp. (a)	422,604	59,008
Applied Materials, Inc.	68,257	49,350
Western Digital Corp.	77,173	49,292
SAP SE (ADR) (b)	206,055	31,755
Cisco Systems, Inc.	204,497	24,020
Texas Instruments, Inc.	75,365	22,464
Corning, Inc.	84,335	21,542
Hewlett Packard Enterprise Co.	446,249	20,130
Salesforce, Inc.	104,582	16,384
TE Connectivity PLC	59,462	11,988
Fair Isaac Corp. (a)	9,532	11,389
ASM International NV (ADR)	3,970	4,561
Motorola Solutions, Inc.	9,895	4,109
Teradyne, Inc.	6,500	3,145
Accenture PLC, Class A	24,678	3,071
		2,788,369

Financials 14.34%
Bank of America Corp.	3,607,509	205,556
Marsh & McLennan Cos., Inc.	1,144,286	190,718
JPMorgan Chase & Co.	525,749	172,094
Visa, Inc., Class A	473,875	162,582
Truist Financial Corp.	2,280,823	113,631
Mastercard, Inc., Class A	219,317	112,641
BlackRock, Inc.	87,971	84,589
Morgan Stanley	328,231	68,613
Arthur J. Gallagher & Co.	298,757	68,586
Wells Fargo & Co.	672,634	55,587
KKR & Co., Inc.	565,233	51,877
Apollo Asset Management, Inc.	372,893	44,117
Blackstone, Inc.	373,920	43,999
Chubb, Ltd.	120,446	41,041
Capital One Financial Corp.	191,332	38,385
S&P Global, Inc.	90,108	36,697
Citizens Financial Group, Inc.	513,743	35,998
Progressive Corp.	152,304	33,271
Aon PLC, Class A	97,622	32,380
CME Group, Inc., Class A	133,359	29,450
Citigroup, Inc.	207,496	29,041
Berkshire Hathaway, Inc., Class B (a)	47,715	23,876
Goldman Sachs Group, Inc.	15,469	15,645
Brookfield Asset Management, Ltd., Class A	345,786	15,509
KeyCorp	548,704	12,648
Equitable Holdings, Inc.	245,406	10,768
Huntington Bancshares, Inc.	598,500	10,611
American Express Co.	28,600	9,674
Fifth Third Bancorp	166,060	9,361
Intercontinental Exchange, Inc.	48,480	5,968
Charles Schwab Corp. (The)	57,745	5,328
PNC Financial Services Group, Inc.	8,347	2,055
		1,772,296

American Funds Insurance Series	52

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)

Industrials 13.01%
General Electric Co.	505,177	$188,800
RTX Corp.	934,191	177,244
Deere & Co.	234,696	148,875
Caterpillar, Inc.	126,599	134,815
Northrop Grumman Corp.	256,520	130,648
Union Pacific Corp.	326,946	88,929
Boeing Co. (The) (a)	362,949	78,568
Paychex, Inc.	762,352	74,962
Delta Air Lines, Inc.	791,172	74,101
GE Vernova, Inc.	43,340	50,918
Lennox International, Inc.	83,949	48,099
3M Co.	257,825	41,744
ITT, Inc.	203,321	40,209
Watsco, Inc.	95,381	39,748
L3Harris Technologies, Inc.	134,562	39,102
Parker-Hannifin Corp.	39,311	38,451
Verisk Analytics, Inc.	189,123	33,953
Siemens AG (ADR)	191,551	30,823
Johnson Controls International PLC	157,835	23,061
Waste Connections, Inc.	127,090	21,185
Ingersoll-Rand, Inc.	240,430	19,713
HEICO Corp.	42,664	15,197
BAE Systems PLC (ADR)	136,409	13,361
CSX Corp.	277,000	13,166
RELX PLC (ADR)	307,269	9,731
Equifax, Inc.	60,828	9,655
Trane Technologies PLC	14,265	7,006
Applied Industrial Technologies, Inc.	16,977	5,741
Waste Management, Inc.	23,162	5,162
FedEx Corp.	14,386	4,505
		1,607,472

Health care 12.28%
Eli Lilly and Co.	210,724	252,749
UnitedHealth Group, Inc.	498,846	207,335
CVS Health Corp.	1,786,330	184,796
AbbVie, Inc.	543,316	136,720
Amgen, Inc.	353,816	128,124
Abbott Laboratories	1,012,033	91,832
Gilead Sciences, Inc.	669,228	84,550
Danaher Corp.	384,526	73,244
Johnson & Johnson	259,728	65,963
Vertex Pharmaceuticals, Inc. (a)	127,427	63,297
Merck & Co., Inc.	462,923	59,486
Thermo Fisher Scientific, Inc.	67,471	33,827
AstraZeneca PLC	163,340	30,972
Zimmer Biomet Holdings, Inc.	280,713	24,167
Humana, Inc.	48,957	19,447
Illumina, Inc. (a)	105,914	18,623
Elevance Health, Inc.	39,244	15,177
Novo Nordisk AS, Class B (ADR)	303,343	14,542
Bristol-Myers Squibb Co.	96,148	5,540
McKesson Corp.	4,752	3,591
Align Technology, Inc. (a)	18,449	3,112
Cardinal Health, Inc.	3,778	897
		1,517,991

Consumer staples 9.02%
Philip Morris International, Inc.	2,502,823	452,786

53	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
British American Tobacco PLC (ADR)	2,788,863	$172,240
Keurig Dr Pepper, Inc.	3,413,637	111,728
Coca-Cola Co.	945,125	76,810
Mondelez International, Inc., Class A	1,221,313	70,641
Costco Wholesale Corp.	53,230	49,795
Altria Group, Inc.	570,892	41,076
Procter & Gamble Co.	245,949	36,066
Constellation Brands, Inc., Class A	201,045	27,963
Church & Dwight Co., Inc.	221,466	21,456
Nestle SA (ADR)	200,456	20,585
Walmart, Inc.	150,834	17,084
Kraft Heinz Co. (The)	390,366	9,220
Bunge Global SA	74,092	7,908
		1,115,358

Consumer discretionary 6.85%
Royal Caribbean Cruises, Ltd.	544,854	173,007
Starbucks Corp.	860,339	87,918
Yum! Brands, Inc.	497,195	79,482
D.R. Horton, Inc.	483,334	78,725
Amazon.com, Inc. (a)	303,338	72,298
Home Depot, Inc.	200,677	70,775
Darden Restaurants, Inc.	311,428	64,157
TJX Cos., Inc. (The)	216,594	32,814
NIKE, Inc., Class B	758,337	31,130
General Motors Co.	340,020	26,209
Tractor Supply Co.	761,180	24,061
Booking Holdings, Inc.	124,588	22,207
Texas Roadhouse, Inc.	107,719	20,815
Vail Resorts, Inc.	136,352	18,564
Marriott International, Inc., Class A	49,140	18,211
Toll Brothers, Inc.	76,979	12,682
Chipotle Mexican Grill, Inc. (a)	211,532	7,192
Sony Group Corp. (ADR)	268,839	5,393
Genuine Parts Co.	6,209	732
		846,372

Communication services 5.04%
Alphabet, Inc., Class A	601,553	214,977
Alphabet, Inc., Class C	421,764	149,022
Meta Platforms, Inc., Class A	247,376	139,344
Comcast Corp., Class A	2,585,879	63,483
Walt Disney Co. (The)	243,999	23,485
AT&T, Inc.	929,750	19,246
Netflix, Inc. (a)	177,872	12,700
Versant Media Group, Inc., Class A	— (c)	— (c)
		622,257

Energy 3.56%
Exxon Mobil Corp.	837,050	114,441
ConocoPhillips	759,729	78,981
EOG Resources, Inc.	516,284	66,978
Chevron Corp.	322,579	53,471
Canadian Natural Resources, Ltd.	1,223,962	48,346
TC Energy Corp.	360,429	23,893
ONEOK, Inc.	185,119	16,094
Halliburton Co.	384,170	13,043

American Funds Insurance Series	54

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
SLB, Ltd.	216,823	$10,080
EQT Corp.	189,374	10,069
TotalEnergies SE	65,622	5,103
		440,499

Utilities 3.42%
Constellation Energy Corp.	415,733	103,256
FirstEnergy Corp.	1,286,743	61,172
Southern Co. (The)	614,643	58,827
Sempra	623,528	57,807
CenterPoint Energy, Inc.	831,534	36,621
DTE Energy Co.	216,979	33,061
Exelon Corp.	614,315	28,639
Entergy Corp.	162,119	18,621
CMS Energy Corp.	176,218	13,481
Atmos Energy Corp.	67,234	11,582
		423,067

Real estate 3.38%
Welltower, Inc. REIT	954,791	216,709
Public Storage REIT	290,754	92,550
Simon Property Group, Inc. REIT	155,587	34,797
Prologis, Inc. REIT	196,540	26,625
Ventas, Inc. REIT	211,559	18,786
American Tower Corp. REIT	92,640	15,153
Extra Space Storage, Inc. REIT	42,274	6,142
Rexford Industrial Realty, Inc. REIT	156,135	5,231
CoStar Group, Inc. (a)	56,201	1,592
		417,585

Materials 2.44%
Air Products and Chemicals, Inc.	308,800	90,534
Wheaton Precious Metals Corp.	548,764	61,637
Corteva, Inc.	640,224	54,220
Linde PLC	62,534	32,451
International Paper Co.	562,301	21,424
Royal Gold, Inc.	102,974	20,555
BHP Group Ltd. (ADR)	109,964	9,161
LyondellBasell Industries NV	85,405	4,497
International Flavors & Fragrances, Inc.	40,800	3,232
Mosaic Co.	85,334	1,808
BASF SE (ADR)	98,075	1,305
H.B. Fuller Co.	9,600	560
		301,384
Total common stocks (cost: $6,902,662,000)		11,852,650
Convertible stocks 1.19%
Communication services 0.70%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	955,588	48,630
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	749,785	37,714
		86,344

55	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Convertible stocks (continued)	Shares	Value (000)

Financials 0.30%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	769,148	$30,651
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	116,666	7,107
		37,758

Industrials 0.10%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	182,329	12,271

Utilities 0.09%
Southern Co. (The), Class A, convertible preferred shares, 7.125% 12/15/2028	225,653	11,224
Total convertible stocks (cost: $151,904,000)		147,597
Short-term securities 2.64%
Money market investments 2.64%
Capital Group Central Cash Fund 3.70% (d)(e)	3,256,296	325,597
Total short-term securities (cost: $325,581,000)		325,597
Total investment securities 99.73% (cost: $7,380,147,000)		12,325,844
Other assets less liabilities 0.27%		33,975
Net assets 100.00%		$12,359,819
Investments in affiliates (e)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.64%
Money market investments 2.64%
Capital Group Central Cash Fund 3.70% (d)	$272,530	$792,377	$739,228	$(41)	$(41)	$325,597	$6,864

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Amount less than one thousand.
(d)	Rate represents the seven-day yield at 6/30/2026.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	56

U.S. Small and Mid Cap Equity Fund
Investment portfolio June 30, 2026unaudited

Common stocks 95.88%	Shares	Value (000)
Financials 19.71%
WEX, Inc. (a)	12,767	$1,801
RenaissanceRe Holdings, Ltd.	5,482	1,737
Brown & Brown, Inc.	22,934	1,471
Citizens Financial Group, Inc.	20,695	1,450
GQG Partners, Inc. (CDI)	1,174,454	1,177
Arthur J. Gallagher & Co.	4,777	1,097
Block, Inc., Class A (a)	12,983	987
Capital One Financial Corp.	4,670	937
Fifth Third Bancorp	15,747	888
KeyCorp	37,575	866
Affirm Holdings, Inc., Class A (a)	10,524	858
Tradeweb Markets, Inc., Class A	8,379	835
Aon PLC, Class A	2,412	800
Victory Capital Holdings, Inc., Class A	8,299	698
LPL Financial Holdings, Inc.	2,419	681
StepStone Group, Inc., Class A	14,672	607
Essent Group, Ltd.	9,122	586
American International Group, Inc.	7,660	571
Principal Financial Group, Inc.	5,234	564
Fiserv, Inc. (a)	10,086	495
TPG, Inc., Class A	10,648	432
Ameriprise Financial, Inc.	889	408
Ally Financial, Inc.	8,296	381
Wesbanco, Inc.	8,897	347
Artisan Partners Asset Management, Inc., Class A	9,806	339
Glacier Bancorp, Inc.	5,938	306
FirstCash Holdings, Inc.	867	188
Kinsale Capital Group, Inc.	476	157
Accelerant Holdings, Class A (a)	10,021	118
		21,782

Industrials 18.08%
Bloom Energy Corp., Class A (a)	9,325	2,823
Comfort Systems USA, Inc.	964	1,911
Crane Co.	4,431	988
Copart, Inc. (a)	33,228	937
XPO, Inc. (a)	4,539	932
ATI, Inc. (a)	4,569	901
AGCO Corp.	6,669	798
United Rentals, Inc.	683	774
FTAI Aviation, Ltd.	2,817	762
United Parcel Service, Inc., Class B	7,009	753
Alaska Air Group, Inc. (a)	12,523	654
APi Group Corp. (a)	14,756	625
Generac Holdings, Inc. (a)	1,989	582
CSX Corp.	11,549	549
Applied Industrial Technologies, Inc.	1,507	510
Builders FirstSource, Inc. (a)	5,572	499
VSE Corp.	2,181	498
Karman Holdings, Inc. (a)	9,449	472
Ingersoll-Rand, Inc.	4,510	370
Carrier Global Corp.	4,856	356
Arxis, Inc., Class A (a)	7,415	342
HEICO Corp.	910	324
CSW Industrials, Inc.	1,086	302
PACCAR, Inc.	2,440	293
Loar Holdings, Inc. (a)	3,586	289
C.H. Robinson Worldwide, Inc.	1,525	287
Toro Co. (The)	2,884	281
SPX Technologies, Inc. (a)	1,070	262

57	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Fluor Corp. (a)	4,674	$245
Core & Main, Inc., Class A (a)	4,351	210
SiteOne Landscape Supply, Inc. (a)	1,670	191
EquipmentShare.com, Inc., Class A (a)	6,880	135
DPC Holdings, Ltd. (a)	2,700	132
		19,987

Information technology 16.02%
Cerebras Systems, Inc., Class A (a)(b)	8,022	1,773
Flex, Ltd. (a)	9,792	1,587
Ingram Micro Holding Corp.	49,953	1,370
Keysight Technologies, Inc. (a)	3,847	1,347
Ciena Corp. (a)	2,048	1,005
Fabrinet, non-registered shares (a)	1,729	972
TTM Technologies, Inc. (a)	5,169	967
Akamai Technologies, Inc. (a)	7,739	915
Cloudflare, Inc., Class A (a)	3,449	846
Semtech Corp. (a)	4,369	707
Ultra Clean Holdings, Inc. (a)	4,162	593
Quantinuum, Inc., Class A (a)	6,970	570
Datadog, Inc., Class A (a)	2,174	566
Skyworks Solutions, Inc.	8,337	565
Hewlett Packard Enterprise Co.	10,534	475
MongoDB, Inc., Class A (a)	1,138	382
GPGI, Inc., Class A (c)	20,637	327
CoreWeave, Inc., Class A (a)	3,180	316
Snowflake, Inc. (a)	1,174	299
Lumentum Holdings, Inc. (a)	339	291
Impinj, Inc. (a)	1,898	272
Fair Isaac Corp. (a)	194	232
ACM Research, Inc., Class A (a)	1,804	229
Twilio, Inc., Class A (a)	972	201
Sanmina Corp. (a)	788	199
Enphase Energy, Inc. (a)	3,945	194
Unity Software, Inc. (a)	6,662	190
Via Transportation, Inc., Class A (a)	9,050	164
Procore Technologies, Inc. (a)	3,861	157
		17,711

Consumer discretionary 13.29%
DoorDash, Inc., Class A (a)	10,514	1,940
NIKE, Inc., Class B	41,485	1,703
LKQ Corp.	37,209	980
Vail Resorts, Inc. (b)	6,812	928
Yum! Brands, Inc.	5,256	840
Hilton Worldwide Holdings, Inc.	2,003	662
Five Below, Inc. (a)	3,388	609
Covista, Inc. (a)	4,598	573
General Motors Co.	6,544	504
Chipotle Mexican Grill, Inc. (a)	14,246	484
Aptiv Holdings, Ltd. (a)	7,195	442
D.R. Horton, Inc.	2,318	378
TopBuild Corp. (a)	1,042	370
SharkNinja, Inc. (a)	2,432	370
Texas Roadhouse, Inc.	1,888	365
Century Communities, Inc.	4,923	353
Rivian Automotive, Inc., Class A (a)	18,663	324
Polaris, Inc.	4,371	299
Brinker International, Inc. (a)	1,669	280

American Funds Insurance Series	58

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Royal Caribbean Cruises, Ltd.	870	$276
O’Reilly Automotive, Inc. (a)	2,936	270
Darden Restaurants, Inc.	1,301	268
Carnival Corp., Ltd.	9,124	261
Cavco Industries, Inc. (a)	404	248
Warby Parker, Inc., Class A (a)	8,087	245
AutoZone, Inc. (a)	68	217
Toll Brothers, Inc.	1,309	216
CAVA Group, Inc. (a)	2,311	181
Versigent PLC (a)	2,515	106
		14,692

Health care 11.20%
Revolution Medicines, Inc. (a)	6,298	1,180
Align Technology, Inc. (a)	5,893	994
Humana, Inc.	2,126	845
Illumina, Inc. (a)	4,586	806
Bio-Techne Corp.	10,570	747
Ionis Pharmaceuticals, Inc. (a)	8,511	675
Oruka Therapeutics, Inc. (a)	6,925	659
Medline, Inc., Class A (a)	16,057	633
Definium Therapeutics, Inc. (a)	12,914	608
NewAmsterdam Pharma Co. NV (a)	17,671	599
Generate Biomedicines, Inc. (a)	26,200	442
Charles River Laboratories International, Inc. (a)	1,836	416
Veeva Systems, Inc., Class A (a)	2,340	415
Natera, Inc. (a)	1,469	399
Spyre Therapeutics, Inc. (a)	4,263	378
Penumbra, Inc. (a)	1,171	370
Alignment Healthcare, Inc. (a)	14,548	346
Tenet Healthcare Corp. (a)	1,502	281
Elanco Animal Health, Inc. (a)	10,744	264
Alnylam Pharmaceuticals, Inc. (a)	854	257
Boston Scientific Corp. (a)	5,931	253
Krystal Biotech, Inc. (a)	675	251
Regeneron Pharmaceuticals, Inc.	372	232
Zimmer Biomet Holdings, Inc.	1,983	171
IQVIA Holdings, Inc. (a)	833	161
		12,382

Consumer staples 4.80%
US Foods Holding Corp. (a)	16,337	1,671
e.l.f. Beauty, Inc. (a)	15,607	1,155
Monster Beverage Corp. (a)	11,445	1,100
Caseys General Stores, Inc.	871	692
Keurig Dr Pepper, Inc.	7,046	231
Constellation Brands, Inc., Class A	1,329	185
Estee Lauder Cos., Inc. (The), Class A	2,258	178
Campbell’s Co. (The)	4,190	93
		5,305

Materials 3.35%
Corteva, Inc.	13,738	1,163
Element Solutions, Inc.	12,375	591
Louisiana-Pacific Corp.	7,007	551
Royal Gold, Inc.	2,384	476
Perpetua Resources Corp. (a)	21,310	442

59	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Alcoa Corp.	3,811	$199
USA Rare Earth, Inc., Class A (a)(c)	7,553	163
Westlake Corp.	1,654	121
		3,706

Utilities 3.14%
Exelon Corp.	36,267	1,691
PG&E Corp.	31,926	537
IDACORP, Inc.	3,541	536
American Electric Power Co., Inc.	2,122	290
NRG Energy, Inc.	1,318	192
Vistra Corp.	1,038	165
FirstEnergy Corp.	1,139	54
		3,465

Energy 2.70%
Diamondback Energy, Inc.	5,764	1,013
Expand Energy Corp.	7,254	662
SLB, Ltd.	11,344	527
Baker Hughes Co., Class A	4,929	274
Viper Energy, Inc., Class A	6,048	256
Permian Resources Corp., Class A	13,530	249
		2,981

Real estate 1.80%
Simon Property Group, Inc. REIT	4,533	1,014
American Healthcare REIT, Inc.	6,725	351
Essex Property Trust, Inc. REIT	1,166	340
Crown Castle, Inc. REIT	3,726	282
		1,987

Communication services 1.79%
ROBLOX Corp., Class A (a)	17,368	945
New York Times Co., Class A	7,592	531
Live Nation Entertainment, Inc. (a)	2,759	505
		1,981
Total common stocks (cost: $90,462,000)		105,979
Short-term securities 2.27%
Money market investments 2.27%
Capital Group Central Cash Fund 3.70% (d)(e)	25,132	2,513
Total short-term securities (cost: $2,513,000)		2,513
Total investment securities 98.15% (cost: $92,975,000)		108,492
Other assets less liabilities 1.85%		2,047
Net assets 100.00%		$110,539

American Funds Insurance Series	60

U.S. Small and Mid Cap Equity Fund (continued)
Investments in affiliates (e)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.27%
Money market investments 2.27%
Capital Group Central Cash Fund 3.70% (d)	$2,963	$31,394	$31,844	$— (f)	$— (f)	$2,513	$63
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
GPGI, Inc., Class A	1/30/2026	$382	$327	0.29%
USA Rare Earth, Inc., Class A (a)	1/26/2026	162	163	0.15
Total		$544	$490	0.44%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Rate represents the seven-day yield at 6/30/2026.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)	Amount less than one thousand.

Key to abbreviation(s)
CDI = CREST Depository Interest
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

61	American Funds Insurance Series

Capital World Growth and Income Fund
Investment portfolio June 30, 2026unaudited

Common stocks 95.25%	Shares	Value (000)
Information technology 28.71%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,708,772	$131,214
Broadcom, Inc.	225,041	85,009
Micron Technology, Inc.	51,976	59,995
NVIDIA Corp.	254,595	50,942
Apple, Inc.	139,478	40,359
ASML Holding NV	20,198	40,058
Microsoft Corp.	106,727	39,811
Intel Corp. (a)	207,191	28,930
Applied Materials, Inc.	27,673	20,008
SK hynix, Inc.	10,088	17,798
MediaTek, Inc.	121,094	16,535
Lenovo Group, Ltd.	3,814,000	11,394
Tokyo Electron, Ltd.	22,475	10,869
Western Digital Corp.	14,324	9,149
Oracle Corp.	55,120	8,078
Corning, Inc.	31,165	7,961
Samsung Electronics Co., Ltd.	35,730	7,811
Seagate Technology Holdings PLC	7,366	7,108
Amphenol Corp., Class A	36,260	6,393
Allegro MicroSystems, Inc. (a)	83,948	5,845
International Business Machines Corp.	13,376	3,762
Cloudflare, Inc., Class A (a)	14,770	3,623
Jentech Precision Industrial Co., Ltd.	32,000	3,477
Cisco Systems, Inc.	26,825	3,151
Marvell Technology, Inc.	8,149	2,428
ARM Holdings PLC (ADR) (a)	4,555	1,615
Accenture PLC, Class A	12,592	1,567
AppLovin Corp., Class A (a)	2,540	1,309
Fujitsu, Ltd.	52,000	1,038
Zhongji Innolight Co., Ltd., Class A	5,300	1,002
Nokia Corp.	65,423	866
EPAM Systems, Inc. (a)	10,574	839
ASE Technology Holding Co., Ltd.	36,000	777
Quantinuum, Inc., Class A (a)	9,486	775
Halma PLC	14,703	768
Disco Corp.	1,000	508
Strategy, Inc., Class A (a)	4,619	402
		633,174

Industrials 13.85%
BAE Systems PLC	843,669	20,640
Airbus SE, non-registered shares	82,994	18,473
Deere & Co.	28,610	18,148
RTX Corp.	87,411	16,585
General Electric Co.	42,294	15,807
Union Pacific Corp.	56,093	15,257
Siemens AG	37,404	12,019
Volvo AB, Class B	347,416	11,811
TransDigm Group, Inc.	8,716	11,610
Carrier Global Corp.	142,669	10,465
United Rentals, Inc.	7,832	8,873
Rolls-Royce Holdings PLC	423,127	8,124
Siemens Energy AG	38,892	7,371
Marubeni Corp.	247,419	7,205
Safran SA	18,163	7,181
Techtronic Industries Co., Ltd.	407,000	6,795
Leonardo SpA	124,276	6,664
Prysmian SpA	36,680	6,162
Ryanair Holdings PLC (ADR)	93,811	6,074
Ingersoll-Rand, Inc.	70,555	5,785

American Funds Insurance Series	62

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Recruit Holdings Co., Ltd.	75,321	$5,243
Lockheed Martin Corp.	9,764	4,974
Deutsche Post AG	80,630	4,893
Hitachi, Ltd.	162,900	4,527
Mitsui & Co., Ltd.	147,800	4,116
Compagnie de Saint-Gobain SA, non-registered shares	44,821	4,058
Adani Ports & Special Economic Zone, Ltd.	188,693	3,630
Parker-Hannifin Corp.	3,275	3,203
Comfort Systems USA, Inc.	1,616	3,203
Bouygues SA	57,089	3,185
L3Harris Technologies, Inc.	9,996	2,905
Weir Group PLC (The)	89,475	2,855
International Consolidated Airlines Group SA (CDI)	446,853	2,835
Sieyuan Electric Co., Ltd., Class A	109,600	2,809
RELX PLC	88,624	2,791
Melrose Industries PLC	432,809	2,729
Hanwha Aerospace Co., Ltd.	3,961	2,551
Bureau Veritas SA	80,457	2,465
Vestas Wind Systems AS	86,267	2,437
Weichai Power Co., Ltd., Class A	320,700	1,301
Weichai Power Co., Ltd., Class H	236,000	1,037
MTU Aero Engines AG	5,375	2,236
Saab AB, Class B	37,205	1,930
CK Hutchison Holdings, Ltd.	216,500	1,840
Rocket Lab Corp. (a)	14,827	1,507
Crane Co.	5,519	1,231
Core & Main, Inc., Class A (a)	24,461	1,180
ITOCHU Corp.	101,700	1,169
Boeing Co. (The) (a)	5,301	1,148
Legrand SA	6,222	1,050
Diploma PLC	10,450	989
PACCAR, Inc.	6,356	764
ATI, Inc. (a)	3,092	609
Rheinmetall AG, non-registered shares	452	512
FedEx Corp.	1,469	460
FedEx Freight Holding Co., Inc. (a)	734	111
GE Vernova, Inc.	— (b)	— (b)
		305,532

Financials 10.39%
UniCredit SpA	132,086	11,817
Citigroup, Inc.	76,101	10,651
JPMorgan Chase & Co.	28,246	9,246
BPER Banca SpA	582,293	9,140
Aviva PLC	1,009,895	8,714
HSBC Holdings PLC (HKD denominated)	449,600	8,547
Bank of America Corp.	145,103	8,268
Progressive Corp.	34,534	7,544
ING Groep NV	227,810	7,207
Mizuho Financial Group, Inc.	137,900	6,622
Nu Holdings, Ltd., Class A (a)	479,299	6,403
Galaxy Digital, Inc., Class A (a)(c)	153,894	4,208
Galaxy Digital, Inc., Class A (a)	62,958	1,721
Zurich Insurance Group AG	7,430	5,487
BlackRock, Inc.	5,516	5,304
Visa, Inc., Class A	14,955	5,131
NatWest Group PLC	579,979	5,112
Arthur J. Gallagher & Co.	21,487	4,933
Chubb, Ltd.	14,455	4,925
Munchener Ruckversicherungs-Gesellschaft AG	8,781	4,902

63	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
AIA Group, Ltd.	530,669	$4,867
Banco Bilbao Vizcaya Argentaria SA	190,272	4,773
BNP Paribas SA	37,347	4,365
Erste Group Bank AG	32,330	4,331
Apollo Asset Management, Inc.	35,489	4,199
Mastercard, Inc., Class A	7,676	3,942
KB Financial Group, Inc.	38,145	3,923
Blackstone, Inc.	32,628	3,839
Svenska Handelsbanken AB, Class A	229,766	3,381
Japan Post Bank Co., Ltd.	177,500	3,381
FinecoBank SpA	131,783	3,306
Saudi National Bank (The)	317,582	3,270
DBS Group Holdings, Ltd.	62,400	3,153
IG Group Holdings PLC	120,849	2,900
Wells Fargo & Co.	33,615	2,778
Danske Bank AS	50,603	2,715
Credicorp, Ltd.	6,761	2,634
MS&AD Insurance Group Holdings, Inc.	98,600	2,575
Marsh & McLennan Cos., Inc.	15,109	2,518
Shinhan Financial Group Co., Ltd.	32,882	2,038
Aon PLC, Class A	6,115	2,028
B3 SA - Brasil, Bolsa, Balcao	698,114	1,965
Banco Comercial Portugues, SA	1,616,523	1,914
American Express Co.	5,240	1,772
3i Group PLC	50,140	1,655
Intact Financial Corp.	7,877	1,626
National Bank of Canada	9,589	1,514
Allianz SE	3,044	1,441
American International Group, Inc.	18,281	1,363
Brown & Brown, Inc.	21,145	1,356
Partners Group Holding AG	1,457	1,193
Tokio Marine Holdings, Inc.	25,700	1,138
Ping An Insurance (Group) Co. of China, Ltd., Class H	166,500	1,089
HDFC Bank, Ltd.	62,692	530
HDFC Bank, Ltd. (ADR)	17,258	446
Banco Santander SA	58,211	805
Israel Discount Bank, Ltd., Class A	68,760	682
LPL Financial Holdings, Inc.	2,038	574
Abu Dhabi Commercial Bank PJSC	132,339	523
Sumitomo Mitsui Financial Group, Inc.	8,100	317
Banco BPM SpA	16,674	288
Samsung Life Insurance Co., Ltd.	306	80
Sberbank of Russia PJSC (d)	3,196,952	— (b)
		229,069

Communication services 8.74%
Alphabet, Inc., Class A	130,741	46,723
Alphabet, Inc., Class C	124,870	44,120
Meta Platforms, Inc., Class A	49,806	28,055
SoftBank Group Corp.	668,168	25,068
Singapore Telecommunications, Ltd.	2,722,163	9,328
Netflix, Inc. (a)	97,053	6,930
Orange	307,527	5,801
NetEase, Inc.	205,400	5,287
Tencent Holdings, Ltd.	85,600	4,717
Space Exploration Technologies Corp., Class A (a)(e)	23,900	4,083
Publicis Groupe SA	33,084	3,270
Omnicom Group, Inc.	38,481	2,803
Comcast Corp., Class A	101,412	2,490
Bharti Airtel, Ltd.	91,322	1,790

American Funds Insurance Series	64

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
AT&T, Inc.	84,101	$1,741
Advanced Info Service PCL, foreign registered shares	43,100	478
Versant Media Group, Inc., Class A	— (b)	— (b)
		192,684

Health care 7.05%
Eli Lilly and Co.	32,088	38,487
Novo Nordisk AS, Class B	365,063	17,514
Vertex Pharmaceuticals, Inc. (a)	32,682	16,234
Johnson & Johnson	40,443	10,271
Abbott Laboratories	77,668	7,048
Gilead Sciences, Inc.	55,344	6,992
UnitedHealth Group, Inc.	15,517	6,449
AstraZeneca PLC (GBP denominated)	33,655	6,296
Takeda Pharmaceutical Co., Ltd.	184,300	5,819
Stryker Corp.	17,968	5,657
AbbVie, Inc.	20,563	5,175
Sanofi	51,831	4,429
Amgen, Inc.	12,096	4,380
Thermo Fisher Scientific, Inc.	8,453	4,238
Molina Healthcare, Inc. (a)	10,980	2,511
EssilorLuxottica SA	11,261	2,113
BioMarin Pharmaceutical, Inc. (a)	35,619	2,038
Medtronic PLC	24,360	1,906
Medline, Inc., Class A (a)	48,036	1,895
Argenx SE, non-registered shares (a)	1,864	1,729
WuXi AppTec Co., Ltd., Class H	68,500	1,347
Danaher Corp.	6,996	1,333
Fresenius SE & Co. KGaA	11,068	505
Boston Scientific Corp. (a)	9,698	414
Insulet Corp. (a)	2,281	347
Alnylam Pharmaceuticals, Inc. (a)	1,101	331
GE HealthCare Technologies, Inc.	— (b)	— (b)
		155,458

Materials 6.86%
Vale SA, ordinary nominative shares	1,754,722	26,472
Vale SA (ADR), ordinary nominative shares	258,934	3,895
Freeport-McMoRan, Inc.	341,509	21,478
First Quantum Minerals, Ltd. (a)	346,898	9,476
Linde PLC	18,197	9,443
Anglo American PLC	162,264	7,947
Air Products and Chemicals, Inc.	26,611	7,802
Glencore PLC	952,397	6,496
Southern Copper Corp.	34,802	6,065
Eldorado Gold Corp. (CAD denominated)	148,010	4,607
Eldorado Gold Corp.	35,737	1,111
Ivanhoe Mines, Ltd., Class A (a)	598,704	4,690
Smurfit Westrock PLC	87,666	4,055
Heidelberg Materials AG, non-registered shares	20,896	3,986
Anglogold Ashanti PLC	46,315	3,746
Rio Tinto PLC	38,975	3,686
Grupo Mexico, SAB de CV, Series B	238,517	2,704
Corteva, Inc.	30,855	2,613
Agnico Eagle Mines, Ltd. (CAD denominated)	16,033	2,491
Lundin Mining Corp.	92,188	2,246
Franco-Nevada Corp.	9,405	1,960
Antofagasta PLC	37,890	1,924
CRH PLC	15,651	1,675

65	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Shin-Etsu Chemical Co., Ltd.	37,400	$1,631
BASF SE	29,634	1,584
Akzo Nobel NV	21,899	1,485
Lynas Rare Earths, Ltd. (a)	116,397	1,459
Air Liquide SA	7,358	1,457
LyondellBasell Industries NV	21,524	1,133
Zijin Mining Group Co., Ltd., Class A	197,100	732
China Hongqiao Group, Ltd., Class H	190,000	488
OR Royalties, Inc.	13,125	416
Mitsui Kinzoku Co., Ltd.	1,200	321
		151,274

Consumer discretionary 6.83%
Amazon.com, Inc. (a)	182,367	43,465
Tesla, Inc. (a)	41,312	17,376
Compagnie Financiere Richemont SA, Class A	53,733	12,469
Carvana Co., Class A (a)	140,714	9,262
Industria de Diseno Textil SA	140,957	8,884
MercadoLibre, Inc. (a)	4,276	7,258
Royal Caribbean Cruises, Ltd.	21,957	6,972
Home Depot, Inc.	13,245	4,671
Starbucks Corp.	45,070	4,606
Compagnie Generale des Etablissements Michelin	110,102	4,253
Trip.com Group, Ltd. (ADR) (a)	74,423	2,965
Trip.com Group, Ltd. (a)	32,436	1,288
LVMH Moet Hennessy-Louis Vuitton SE	7,188	3,980
Moncler SpA	47,676	2,766
D.R. Horton, Inc.	15,946	2,597
Midea Group Co., Ltd., Class A	169,400	1,885
Compass Group PLC	56,048	1,811
Booking Holdings, Inc.	8,950	1,595
Flutter Entertainment PLC (a)	14,827	1,515
Fast Retailing Co., Ltd.	2,900	1,483
McDonald’s Corp.	5,089	1,376
Aristocrat Leisure, Ltd.	31,803	1,355
Suzuki Motor Corp.	105,800	1,274
Accor SA	18,196	1,058
Shimano, Inc.	8,600	919
Kering SA	2,654	755
Zensho Holdings Co., Ltd.	15,000	744
Dollarama, Inc.	4,772	631
NEXT PLC	2,981	575
NIKE, Inc., Class B	11,120	456
Vinted, Ltd. (a)(c)(d)	4,978	447
		150,691

Consumer staples 4.69%
Philip Morris International, Inc.	265,345	48,004
British American Tobacco PLC	248,083	15,301
Nestle SA	129,218	13,270
Imperial Brands PLC	249,748	9,234
Sysco Corp.	34,046	2,846
JBS NV (BDR)	219,305	2,585
Bunge Global SA	21,333	2,277
Ocado Group PLC (a)	765,124	1,819
Danone SA	20,047	1,644
Coca-Cola Co.	16,932	1,376
US Foods Holding Corp. (a)	13,454	1,376
Constellation Brands, Inc., Class A	9,701	1,349

American Funds Insurance Series	66

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
WH Group, Ltd.	833,500	$884
Kweichow Moutai Co., Ltd., Class A	3,600	628
Mondelez International, Inc., Class A	8,433	488
Altria Group, Inc.	3,771	271
Coca-Cola HBC AG (CDI)	2,596	169
		103,521

Energy 3.85%
Canadian Natural Resources, Ltd. (CAD denominated)	458,124	18,128
Cameco Corp. (CAD denominated)	114,153	11,635
Cameco Corp.	43,885	4,470
EOG Resources, Inc.	111,166	14,422
Shell PLC (GBP denominated)	342,364	13,261
Shell PLC (EUR denominated)	12,196	471
Neste OYJ	156,889	5,100
Baker Hughes Co., Class A	76,191	4,229
BP PLC	609,439	3,751
TC Energy Corp. (CAD denominated)	56,272	3,726
Exxon Mobil Corp.	20,819	2,846
Expand Energy Corp.	23,665	2,158
ADNOC Drilling Co. PJSC	325,508	509
Ovintiv, Inc.	6,127	323
		85,029

Utilities 3.50%
Engie SA	670,207	21,133
Engie SA, bonus shares	41,586	1,311
Dominion Energy, Inc.	122,232	8,347
Xcel Energy, Inc.	102,861	8,260
Pinnacle West Capital Corp.	71,494	7,650
Southern Co. (The)	75,149	7,193
Iberdrola SA, non-registered shares	220,701	5,508
National Grid PLC	295,859	4,898
E.ON SE	138,373	2,855
Duke Energy Corp.	20,553	2,602
DTE Energy Co.	12,016	1,831
NextEra Energy, Inc.	20,722	1,819
Constellation Energy Corp.	6,806	1,690
Exelon Corp.	31,044	1,447
SSE PLC	21,466	694
		77,238

Real estate 0.78%
Prologis, Inc. REIT	49,010	6,639
China Resources Mixc Lifestyle Services, Ltd.	819,600	3,845
Ventas, Inc. REIT	21,168	1,880
Mitsubishi Estate Co., Ltd.	70,700	1,800
UDR, Inc. REIT	34,173	1,364
Goodman Logistics (HK), Ltd. REIT	61,586	1,335
China Resources Land, Ltd.	36,000	138
Simon Property Group, Inc. REIT	587	131
		17,132
Total common stocks (cost: $1,126,263,000)		2,100,802

67	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Preferred securities 0.63%	Shares	Value (000)
Financials 0.52%
Itau Unibanco Holding SA, preferred nominative shares	821,772	$6,715
Itau Unibanco Holding SA (ADR), preferred nominative shares	258,264	2,110
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)	178,379	1,946
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)	69,041	697
		11,468

Information technology 0.08%
Samsung Electronics Co., Ltd., nonvoting preferred shares	7,713	1,080
Anthropic, PBC, Class H, preferred shares (a)(c)(d)	1,121	660
		1,740

Consumer discretionary 0.03%
Vinted, Ltd., Class A-1, preferred shares (a)(c)(d)	3,992	359
Vinted, Ltd., Class C, preferred shares (a)(c)(d)	2,174	195
Vinted, Ltd., Class E, preferred shares (a)(c)(d)	1,201	108
Vinted, Ltd., Class B, preferred shares (a)(c)(d)	455	41
Vinted, Ltd., Class F, preferred shares (a)(c)(d)	373	34
		737
Total preferred securities (cost: $13,400,000)		13,945
Convertible stocks 0.78%
Communication services 0.47%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	107,566	5,474
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	96,334	4,846

Information technology 0.31%
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	151,009	6,788
Total convertible stocks (cost: $18,059,000)		17,108
Bonds, notes & other debt instruments 0.20%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.20%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL3,300	628
Brazil (Federative Republic of) 10.00% 1/1/2031	23,000	3,876
		4,504
Total bonds, notes & other debt instruments (cost: $4,619,000)		4,504
Short-term securities 3.32%	Shares
Money market investments 3.32%
Capital Group Central Cash Fund 3.70% (f)(g)	732,595	73,252
Total short-term securities (cost: $73,253,000)		73,252
Total investment securities 100.18% (cost: $1,235,594,000)		2,209,611
Other assets less liabilities (0.18)%		(3,939)
Net assets 100.00%		$2,205,672

American Funds Insurance Series	68

Capital World Growth and Income Fund (continued)
Investments in affiliates (g)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 3.32%
Money market investments 3.32%
Capital Group Central Cash Fund 3.70% (f)	$26,204	$187,736	$140,684	$1	$(5)	$73,252	$884
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Galaxy Digital, Inc., Class A (a)	10/10/2025	$5,540	$4,208	0.19%
Vinted, Ltd. (a)(d)	4/20/2026	417	447	0.02
Vinted, Ltd., Class A-1, preferred shares (a)(d)	4/20/2026	335	359	0.02
Vinted, Ltd., Class C, preferred shares (a)(d)	4/20/2026	182	195	0.01
Vinted, Ltd., Class E, preferred shares (a)(d)	4/20/2026	101	108	— (h)
Vinted, Ltd., Class B, preferred shares (a)(d)	4/20/2026	38	41	— (h)
Vinted, Ltd., Class F, preferred shares (a)(d)	4/20/2026	31	34	— (h)
Anthropic, PBC, Class H, preferred shares (a)(d)	5/28/2026	660	660	0.03
Total		$7,304	$6,052	0.27%

(a)	Non-income producing.
(b)	Amount less than one thousand.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Value determined using significant unobservable inputs.
(e)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(f)	Rate represents the seven-day yield at 6/30/2026.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

69	American Funds Insurance Series

Growth-Income Fund
Investment portfolio June 30, 2026unaudited

Common stocks 97.15%	Shares	Value (000)
Information technology 36.02%
NVIDIA Corp.	15,317,913	$3,064,961
Broadcom, Inc.	6,650,461	2,512,212
Microsoft Corp.	6,394,077	2,385,118
Applied Materials, Inc.	2,105,485	1,522,266
Taiwan Semiconductor Manufacturing Co., Ltd.	15,220,580	1,168,768
Apple, Inc.	3,525,181	1,020,046
Cisco Systems, Inc.	7,417,765	871,291
Seagate Technology Holdings PLC	872,636	842,094
Entegris, Inc.	3,114,310	560,140
Amphenol Corp., Class A	3,011,067	530,911
Corning, Inc.	1,609,163	411,028
KLA Corp.	1,044,990	315,284
Arista Networks, Inc. (a)	1,536,701	261,055
Intel Corp. (a)	1,800,601	251,418
ASML Holding NV	68,333	135,521
Salesforce, Inc.	808,792	126,705
Accenture PLC, Class A	888,876	110,612
Cognizant Technology Solutions Corp., Class A	2,562,701	99,253
Oracle Corp.	612,712	89,793
Fair Isaac Corp. (a)	69,861	83,468
Marvell Technology, Inc.	252,747	75,291
AppLovin Corp., Class A (a)	100,786	51,928
Micron Technology, Inc.	43,211	49,878
Lattice Semiconductor Corp. (a)	64,331	9,840
		16,548,881

Industrials 11.03%
RTX Corp.	3,891,439	738,323
Carrier Global Corp.	8,352,699	612,670
General Electric Co.	1,446,580	540,630
Uber Technologies, Inc. (a)	6,932,508	500,250
Automatic Data Processing, Inc.	1,559,898	349,339
XPO, Inc. (a)	1,695,007	347,968
GFL Environmental, Inc., subordinate voting shares	9,288,588	341,727
Ingersoll-Rand, Inc.	2,950,214	241,888
TransDigm Group, Inc.	149,304	198,879
Airbus SE, non-registered shares	884,404	196,848
Union Pacific Corp.	722,668	196,566
Rolls-Royce Holdings PLC	7,997,595	153,555
Caterpillar, Inc.	120,273	128,079
Watsco, Inc.	236,084	98,383
CSX Corp.	1,750,500	83,201
United Rentals, Inc.	54,661	61,925
APi Group Corp. (a)	1,376,246	58,284
Honeywell International, Inc.	249,683	55,904
Honeywell Aerospace Inc. (a)	249,683	55,200
Builders FirstSource, Inc. (a)	516,495	46,216
Northrop Grumman Corp.	75,363	38,383
Boeing Co. (The) (a)	114,449	24,775
		5,068,993

Communication services 9.74%
Alphabet, Inc., Class A	4,867,081	1,739,349
Alphabet, Inc., Class C	1,754,057	619,761
Meta Platforms, Inc., Class A	2,613,642	1,472,238

American Funds Insurance Series	70

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Netflix, Inc. (a)	6,939,023	$495,446
Comcast Corp., Class A	5,858,114	143,817
Space Exploration Technologies Corp., Class A (a)(b)	20,400	3,486
		4,474,097

Consumer discretionary 9.66%
Amazon.com, Inc. (a)	8,844,436	2,107,983
Starbucks Corp.	7,547,089	771,237
Royal Caribbean Cruises, Ltd.	1,998,925	634,719
Viking Holdings, Ltd. (a)	2,765,779	289,494
Home Depot, Inc.	673,891	237,668
Tesla, Inc. (a)	286,215	120,382
DoorDash, Inc., Class A (a)	639,814	118,065
Booking Holdings, Inc.	466,761	83,195
Carvana Co., Class A (a)	1,175,535	77,374
		4,440,117

Health care 9.43%
Eli Lilly and Co.	1,480,151	1,775,337
Vertex Pharmaceuticals, Inc. (a)	1,464,610	727,516
UnitedHealth Group, Inc.	1,116,199	463,926
CVS Health Corp.	4,034,173	417,335
Abbott Laboratories	1,797,011	163,061
AbbVie, Inc.	642,011	161,556
Thermo Fisher Scientific, Inc.	250,288	125,484
Alnylam Pharmaceuticals, Inc. (a)	341,194	102,710
Cigna Group (The)	320,014	88,221
Amgen, Inc.	197,586	71,550
Medline, Inc., Class A (a)	1,397,222	55,106
Gilead Sciences, Inc.	430,961	54,448
Cencora, Inc.	182,294	51,586
Danaher Corp.	229,459	43,707
Intuitive Surgical, Inc. (a)	78,535	31,232
		4,332,775

Financials 8.55%
JPMorgan Chase & Co.	1,860,226	608,908
Mastercard, Inc., Class A	1,096,149	562,982
BlackRock, Inc.	564,702	542,995
Wells Fargo & Co.	6,367,183	526,184
Progressive Corp.	1,708,526	373,227
Goldman Sachs Group, Inc.	198,824	201,085
U.S. Bancorp	3,254,463	196,570
Marsh & McLennan Cos., Inc.	953,815	158,972
Apollo Asset Management, Inc.	1,174,388	138,942
Morgan Stanley	661,928	138,369
Visa, Inc., Class A	382,043	131,075
Fidelity National Information Services, Inc.	3,309,862	128,687
CME Group, Inc., Class A	316,985	70,000
Chubb, Ltd.	163,091	55,572
Blackstone, Inc.	388,677	45,736
Arthur J. Gallagher & Co.	180,193	41,367
KKR & Co., Inc.	95,560	8,770
		3,929,441

Consumer staples 3.30%
British American Tobacco PLC	11,860,957	731,562

71	American Funds Insurance Series

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Philip Morris International, Inc.	1,773,400	$320,826
Imperial Brands PLC	5,632,889	208,270
Mondelez International, Inc., Class A	2,484,083	143,679
Coca-Cola Co.	747,312	60,734
Procter & Gamble Co.	229,991	33,726
Altria Group, Inc.	210,350	15,135
		1,513,932

Energy 3.05%
Baker Hughes Co., Class A	6,812,486	378,093
Canadian Natural Resources, Ltd. (CAD denominated)	9,294,057	367,765
Canadian Natural Resources, Ltd.	169,835	6,708
TC Energy Corp. (b)	4,229,755	280,390
ONEOK, Inc.	1,218,522	105,938
Exxon Mobil Corp.	757,201	103,525
Expand Energy Corp.	935,202	85,281
Ovintiv, Inc.	785,825	41,374
EOG Resources, Inc.	256,200	33,237
		1,402,311

Utilities 2.88%
CenterPoint Energy, Inc.	7,028,737	309,546
Dominion Energy, Inc.	3,842,641	262,414
Xcel Energy, Inc.	2,980,851	239,362
Entergy Corp.	1,411,202	162,091
NextEra Energy, Inc.	1,680,867	147,530
Constellation Energy Corp.	438,495	108,909
Pinnacle West Capital Corp.	439,510	47,027
PG&E Corp.	2,706,532	45,524
		1,322,403

Materials 2.80%
Linde PLC	1,269,674	658,884
Air Products and Chemicals, Inc.	933,136	273,577
International Paper Co.	6,403,770	243,984
Royal Gold, Inc.	288,172	57,522
Freeport-McMoRan, Inc.	819,796	51,557
		1,285,524

Real estate 0.69%
Welltower, Inc. REIT	786,922	178,608
Prologis, Inc. REIT	1,018,724	138,006
		316,614
Total common stocks (cost: $22,770,035,000)		44,635,088
Convertible stocks 0.02%
Industrials 0.02%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	136,770	9,205
Total convertible stocks (cost: $9,872,000)		9,205

American Funds Insurance Series	72

Growth-Income Fund (continued)
Short-term securities 2.98%	Shares	Value (000)
Money market investments 2.98%
Capital Group Central Cash Fund 3.70% (c)(d)	13,711,643	$1,371,027
Total short-term securities (cost: $1,371,017,000)		1,371,027
Total investment securities 100.15% (cost: $24,150,924,000)		46,015,320
Other assets less liabilities (0.15)%		(71,123)
Net assets 100.00%		$45,944,197
Investments in affiliates (d)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Common stocks 0.00%
Consumer discretionary 0.00%
Wyndham Hotels & Resorts, Inc. (e)	$371,066	$—	$383,384	$70,753	$(58,435)	$—	$—
Short-term securities 2.98%
Money market investments 2.98%
Capital Group Central Cash Fund 3.70% (c)	1,122,736	3,751,648	3,503,184	(12)	(161)	1,371,027	20,267
Total 2.98%				$70,741	$(58,596)	$1,371,027	$20,267

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 6/30/2026.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Affiliated issuer during the reporting period but no longer held at 6/30/2026.

Key to abbreviation(s)
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

73	American Funds Insurance Series

International Growth and Income Fund
Investment portfolio June 30, 2026unaudited

Common stocks 94.57%	Shares	Value (000)
Information technology 20.72%
Taiwan Semiconductor Manufacturing Co., Ltd.	344,000	$26,415
ASML Holding NV	7,495	14,864
SK hynix, Inc.	6,440	11,362
MediaTek, Inc.	82,000	11,197
Samsung Electronics Co., Ltd.	49,811	10,890
ASMPT, Ltd.	92,200	2,845
Tokyo Electron, Ltd.	5,800	2,805
Kioxia Holdings Corp. (a)	4,800	2,725
Broadcom, Inc.	6,791	2,565
SAP SE	13,446	2,059
Lenovo Group, Ltd.	374,000	1,117
Dassault Systemes SE	38,893	792
Shopify, Inc., Class A, subordinate voting shares (CAD denominated) (a)	6,166	706
Baidu, Inc., Class A (a)	48,000	684
Nokia Corp.	41,920	555
Fujitsu, Ltd.	26,500	529
OBIC Co., Ltd.	19,200	450
Jentech Precision Industrial Co., Ltd.	4,000	435
Bechtle AG, non-registered shares	11,647	412
eMemory Technology, Inc.	3,000	278
Delta Electronics, Inc.	4,000	248
		93,933

Financials 18.63%
UniCredit SpA	65,516	5,862
DBS Group Holdings, Ltd.	83,524	4,220
CaixaBank SA, non-registered shares	271,700	3,856
HSBC Holdings PLC (GBP denominated)	145,723	2,768
HSBC Holdings PLC (HKD denominated)	52,400	996
BNP Paribas SA	28,494	3,330
Skandinaviska Enskilda Banken AB, Class A	145,688	2,900
Banco Bilbao Vizcaya Argentaria SA	105,984	2,659
KB Financial Group, Inc.	23,627	2,430
Societe Generale	25,833	2,287
Japan Post Bank Co., Ltd.	119,847	2,283
Prudential PLC	145,804	1,942
Aviva PLC	211,333	1,823
PICC Property and Casualty Co., Ltd., Class H	980,000	1,798
NatWest Group PLC	196,601	1,733
AIA Group, Ltd.	181,800	1,667
Resona Holdings, Inc.	126,300	1,647
Euronext NV	10,069	1,611
Credicorp, Ltd.	4,057	1,581
Deutsche Boerse AG	5,612	1,531
MS&AD Insurance Group Holdings, Inc.	58,100	1,517
Axis Bank, Ltd.	104,403	1,494
Banco Santander SA	103,374	1,430
Saudi National Bank (The)	136,150	1,402
Bank Hapoalim BM	60,056	1,385
Canadian Imperial Bank of Commerce (CAD denominated)	9,573	1,102
Canadian Imperial Bank of Commerce	2,320	267
AXA SA	27,048	1,356
Standard Chartered PLC (HKD denominated)	24,600	669
Standard Chartered PLC (GBP denominated)	24,626	667
Bank Leumi le-Israel BM	56,359	1,261
T&D Holdings, Inc.	40,500	1,200
Tokio Marine Holdings, Inc.	24,300	1,076
Abu Dhabi Commercial Bank PJSC	270,188	1,068
Abu Dhabi Islamic Bank PJSC	182,646	1,027
Erste Group Bank AG	6,995	937

American Funds Insurance Series	74

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Hiscox, Ltd.	36,968	$906
Mizuho Financial Group, Inc.	18,700	898
Poste Italiane SpA	26,523	868
Hana Financial Group, Inc.	11,529	854
Plus500, Ltd.	12,896	819
Munchener Ruckversicherungs-Gesellschaft AG	1,366	763
Kotak Mahindra Bank, Ltd.	177,448	737
Allianz SE	1,517	718
Tryg A/S	29,266	666
Zurich Insurance Group AG	863	637
London Stock Exchange Group PLC	5,827	631
ING Groep NV	19,440	615
Grupo Financiero Banorte, SAB de CV, Series O	55,732	588
XP, Inc., Class A	33,859	551
Etoro Group, Ltd., Class A (a)	13,573	536
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	853,000	512
Great-West Lifeco, Inc.	7,967	508
Bank Mandiri (Persero) Tbk PT	2,290,600	495
Brookfield Corp., Class A (CAD denominated)	11,472	489
Banca Generali SpA	5,950	443
Macquarie Group, Ltd.	2,432	423
Shinhan Financial Group Co., Ltd.	6,552	406
BAWAG Group AG	2,019	405
ICICI Bank, Ltd.	26,557	387
FirstRand, Ltd.	62,574	371
3i Group PLC	10,779	356
Royal Bank of Canada	1,529	317
Grupo Financiero Inbursa, SAB de CV	131,638	313
HDFC Bank, Ltd.	35,169	297
Hong Kong Exchanges and Clearing, Ltd.	6,300	293
Banco BTG Pactual SA, units	27,500	288
PKO Bank Polski SA, Class C	7,859	216
Shriram Finance, Ltd.	15,764	176
Medibank Private, Ltd.	34,548	119
CVC Capital Partners PLC	6,563	95
Sberbank of Russia PJSC (b)	476,388	— (c)
		84,478

Industrials 13.98%
BAE Systems PLC	266,987	6,532
Airbus SE, non-registered shares	21,480	4,781
Ryanair Holdings PLC (ADR)	71,018	4,598
Siemens AG	10,774	3,462
Deutsche Post AG	42,788	2,596
Recruit Holdings Co., Ltd.	34,700	2,415
Safran SA	5,790	2,289
Hitachi, Ltd.	71,500	1,987
Bombardier, Inc., Class B (a)	7,825	1,802
Singapore Technologies Engineering, Ltd.	211,600	1,707
Rolls-Royce Holdings PLC	86,922	1,669
Diploma PLC	16,718	1,582
VAT Group AG	1,802	1,576
Mitsubishi Electric Corp.	41,500	1,522
DSV A/S	5,782	1,373
International Consolidated Airlines Group SA (CDI)	213,452	1,354
ITOCHU Corp.	110,300	1,268
Techtronic Industries Co., Ltd.	74,500	1,244
Copa Holdings SA, Class A	7,251	1,128
ABB, Ltd.	10,383	1,127
Schneider Electric SE	3,407	1,118

75	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Komatsu, Ltd.	26,900	$1,053
SPIE SA	16,098	928
Alliance Global Group, Inc.	6,712,500	876
Deutsche Lufthansa AG	75,650	866
RELX PLC	26,426	832
Mitsui & Co., Ltd.	27,900	777
SMC Corp.	1,700	756
Contemporary Amperex Technology Co., Ltd., Class A	12,600	733
Compagnie de Saint-Gobain SA, non-registered shares	7,979	722
Hanwha Aerospace Co., Ltd.	1,114	718
Kingspan Group PLC	6,915	633
Fujikura, Ltd.	15,600	606
Adani Ports & Special Economic Zone, Ltd.	31,037	597
Daikin Industries, Ltd.	3,800	577
Caterpillar, Inc.	524	558
Kubota Corp.	33,200	556
International Container Terminal Services, Inc.	26,360	385
Weir Group PLC (The)	11,772	376
Taisei Corp.	4,000	355
Sunbelt Rentals Holdings, Inc. (CDI)	4,377	319
ASSA ABLOY AB, Class B	8,938	316
Full Truck Alliance Co., Ltd., Class A (ADR)	36,623	297
Leonardo SpA	5,420	291
LG Corp.	4,314	272
Vinci SA	1,848	270
Ebara Corp.	6,200	243
Metso Corp.	13,180	229
SGH, Ltd.	6,284	204
IHI Corp.	10,000	169
Volvo AB, Class B	4,824	164
Larsen & Toubro, Ltd.	3,684	162
Amada Co., Ltd.	6,900	127
Ayala Corp.	15,560	106
Babcock International Group PLC	7,840	99
Wolters Kluwer NV	1,344	87
		63,389

Materials 7.30%
Glencore PLC	587,690	4,008
Vale SA (ADR), ordinary nominative shares	153,008	2,301
Vale SA, ordinary nominative shares	65,758	992
Barrick Mining Corp.	84,448	3,102
BASF SE	57,573	3,078
Heidelberg Materials AG, non-registered shares	8,400	1,602
Amcor PLC	23,987	1,040
Amcor PLC (CDI)	12,681	548
Valterra Platinum, Ltd. (ZAR denominated)	20,803	1,395
Valterra Platinum, Ltd. (GBP denominated)	2,492	168
Nutrien, Ltd. (CAD denominated)	17,484	1,102
Nutrien, Ltd.	6,805	428
Grupo Mexico, SAB de CV, Series B	96,749	1,097
Mitsubishi Chemical Group Corp.	147,200	1,023
Mitsui Kinzoku Co., Ltd.	3,800	1,018
Linde PLC	1,849	959
Agnico Eagle Mines, Ltd. (CAD denominated)	6,105	949
Norsk Hydro ASA	104,911	946
Southern Copper Corp.	4,107	716
Freeport-McMoRan, Inc.	10,722	674
Pan American Silver Corp.	14,714	659
Holcim, Ltd.	6,636	601

American Funds Insurance Series	76

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Anhui Conch Cement Co., Ltd., Class H	257,500	$552
KGHM Polska Miedz SA	5,827	514
Antofagasta PLC	9,183	466
Aura Minerals, Inc.	7,166	451
ArcelorMittal SA	7,425	446
Saudi Basic Industries Corp., non-registered shares	30,469	418
Baoshan Iron & Steel Co., Ltd., Class A	517,500	415
LG Chem, Ltd.	2,192	398
Fortescue, Ltd.	23,214	309
Air Liquide SA	1,237	245
Impala Platinum Holdings, Ltd.	21,274	222
Shin-Etsu Chemical Co., Ltd.	4,600	201
CEMEX, SAB de CV (ADR)	6,400	77
Alrosa PJSC (a)(b)	53,607	— (c)
		33,120

Consumer discretionary 7.06%
Industria de Diseno Textil SA	79,935	5,038
Trip.com Group, Ltd. (ADR) (a)	52,918	2,109
Trip.com Group, Ltd. (a)	9,800	389
Prosus NV, Class N	46,160	2,006
Compagnie Financiere Richemont SA, Class A	8,275	1,920
Renault SA	64,163	1,841
Compagnie Generale des Etablissements Michelin	46,735	1,805
H World Group, Ltd. (ADR)	39,855	1,663
Panasonic Holdings Corp.	56,773	1,594
LVMH Moet Hennessy-Louis Vuitton SE	2,696	1,493
MGM China Holdings, Ltd.	1,128,000	1,463
Nitori Holdings Co., Ltd.	88,400	1,314
Moncler SpA	18,902	1,097
Fuyao Glass Industry Group Co., Ltd., Class A	140,700	1,048
ANTA Sports Products, Ltd.	95,800	870
Entain PLC	109,687	814
Li Ning Co., Ltd.	293,000	552
Paltac Corp.	12,300	504
InterContinental Hotels Group PLC	2,880	497
Amadeus IT Group SA, Class A, non-registered shares	8,383	481
Games Workshop Group PLC	1,453	417
Shenzhou International Group Holdings, Ltd.	79,800	402
Dixon Technologies (India), Ltd.	3,139	398
Hyundai Motor Co.	1,220	393
Amber Enterprises India, Ltd. (a)	4,290	344
Ryohin Keikaku Co., Ltd.	14,800	323
Galaxy Entertainment Group, Ltd.	75,361	284
Aristocrat Leisure, Ltd.	5,024	214
B&M European Value Retail PLC	70,883	183
Vinted, Ltd. (a)(b)(d)	1,936	174
ASICS Corp.	4,300	117
Meituan, Class B (a)	12,900	114
Berkeley Group Holdings PLC (a)	2,134	99
Sumitomo Electric Industries, Ltd.	3,600	66
		32,026

Consumer staples 6.69%
British American Tobacco PLC	81,441	5,023
Philip Morris International, Inc.	22,235	4,023
KT&G Corp.	35,028	3,842
Nestle SA	29,110	2,989
Carlsberg A/S, Class B	15,661	2,055

77	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
L’Oreal SA, non-registered shares	4,483	$1,967
Carrefour SA, non-registered shares	87,136	1,619
Imperial Brands PLC	42,665	1,577
Arca Continental, SAB de CV	122,582	1,469
Danone SA	14,247	1,168
Diageo PLC	57,781	1,161
Anheuser-Busch InBev SA/NV	13,483	1,112
Ajinomoto Co., Inc.	29,100	1,059
Yamazaki Baking Co., Ltd.	23,800	469
United Spirits, Ltd.	27,919	399
Shiseido Co., Ltd.	23,500	380
		30,312

Health care 5.49%
AstraZeneca PLC (GBP denominated)	43,176	8,077
Novo Nordisk AS, Class B	79,513	3,815
Roche Holding AG, nonvoting shares	7,914	3,258
Sanofi	37,202	3,179
EssilorLuxottica SA	6,491	1,218
Takeda Pharmaceutical Co., Ltd.	30,500	963
Siemens Healthineers AG	21,369	835
Grifols SA, Class B (ADR)	111,869	792
Chugai Pharmaceutical Co., Ltd.	14,300	662
Haleon PLC	108,528	501
Max Healthcare Institute, Ltd.	40,315	484
Genus PLC	12,043	343
Fresenius SE & Co. KGaA	7,126	325
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H	36,800	272
Rede D’Or Sao Luiz SA	21,041	142
Euroapi SA (a)	1,412	2
		24,868

Communication services 5.11%
Orange	168,511	3,178
Singapore Telecommunications, Ltd.	914,200	3,133
Koninklijke KPN NV	626,643	3,109
BT Group PLC	1,012,239	2,553
NetEase, Inc.	42,600	1,097
NetEase, Inc. (ADR)	7,565	969
Tencent Holdings, Ltd.	34,000	1,874
Bharti Airtel, Ltd.	61,894	1,213
MTN Group, Ltd.	86,352	1,202
Advanced Info Service PCL, foreign registered shares	75,600	839
Nippon Television Holdings, Inc.	40,500	696
America Movil, SAB de CV, Class B (ADR)	26,622	692
Swisscom AG	770	594
Bezeq - The Israel Telecommunication Corp., Ltd.	181,336	429
Publicis Groupe SA	4,169	412
KT Corp. (ADR)	19,450	336
HYBE Co., Ltd.	2,516	314
Millicom International Cellular SA	3,345	303
Nintendo Co., Ltd.	5,500	231
		23,174

Energy 4.51%
TotalEnergies SE (EUR denominated)	98,304	7,636
Cameco Corp. (CAD denominated)	23,672	2,413
Cenovus Energy, Inc. (CAD denominated)	84,696	2,101

American Funds Insurance Series	78

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Cenovus Energy, Inc.	12,315	$306
Canadian Natural Resources, Ltd. (CAD denominated)	57,831	2,288
Shell PLC (GBP denominated)	35,189	1,363
Tourmaline Oil Corp.	29,093	1,217
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	43,469	703
Gaztransport & Technigaz SA	2,914	617
SLB, Ltd.	12,631	587
BP PLC	74,995	462
Adnoc Gas PLC	387,754	363
TC Energy Corp. (CAD denominated)	4,877	323
South Bow Corp.	2,101	74
Sovcomflot PAO (a)(b)	356,717	— (c)
		20,453

Utilities 3.77%
Iberdrola SA, non-registered shares	158,898	3,966
Engie SA	108,879	3,433
RWE AG	45,941	2,976
SSE PLC	62,541	2,021
Veolia Environnement SA	26,678	1,111
Adani Power, Ltd. (a)	376,518	896
Kansai Electric Power Co., Inc.	53,500	752
Brookfield Infrastructure Partners, LP (CAD denominated)	18,115	662
Snam SpA	81,216	585
Public Power Corp. SA (a)	13,359	352
CPFL Energia SA	33,791	293
Companhia de Saneamento de Minas Gerais COPASA MG	2,400	28
		17,075

Real estate 1.31%
Mitsubishi Estate Co., Ltd.	62,200	1,583
China Resources Land, Ltd.	219,000	841
Link REIT	176,868	825
Prologis Property Mexico, SA de CV, REIT	168,725	731
CK Asset Holdings, Ltd.	104,500	591
Henderson Land Development Co., Ltd.	165,000	524
Sun Hung Kai Properties, Ltd.	33,500	483
Goodman Logistics (HK), Ltd. REIT	10,467	227
Longfor Group Holdings, Ltd. (e)	196,242	151
		5,956
Total common stocks (cost: $272,642,000)		428,784
Preferred securities 0.12%
Consumer discretionary 0.06%
Vinted, Ltd., Class A-1, preferred shares (a)(b)(d)	1,553	140
Vinted, Ltd., Class C, preferred shares (a)(b)(d)	846	76
Vinted, Ltd., Class E, preferred shares (a)(b)(d)	467	42
Vinted, Ltd., Class B, preferred shares (a)(b)(d)	177	16
Vinted, Ltd., Class F, preferred shares (a)(b)(d)	145	13
		287

Information technology 0.06%
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,880	263
Total preferred securities (cost: $450,000)		550

79	American Funds Insurance Series

International Growth and Income Fund (continued)
Short-term securities 4.30%	Shares	Value (000)
Money market investments 4.30%
Capital Group Central Cash Fund 3.70% (f)(g)	194,848	$19,483
Total short-term securities (cost: $19,483,000)		19,483
Total investment securities 98.99% (cost: $292,575,000)		448,817
Other assets less liabilities 1.01%		4,602
Net assets 100.00%		$453,419
Investments in affiliates (g)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 4.30%
Money market investments 4.30%
Capital Group Central Cash Fund 3.70% (f)	$5,441	$65,496	$51,452	$(2)	$— (c)	$19,483	$262
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Vinted, Ltd. (a)(b)	4/20/2026	$162	$174	0.04%
Vinted, Ltd., Class A-1, preferred shares (a)(b)	4/20/2026	130	140	0.03
Vinted, Ltd., Class C, preferred shares (a)(b)	4/20/2026	71	76	0.02
Vinted, Ltd., Class E, preferred shares (a)(b)	4/20/2026	39	42	0.01
Vinted, Ltd., Class B, preferred shares (a)(b)	4/20/2026	15	16	— (h)
Vinted, Ltd., Class F, preferred shares (a)(b)	4/20/2026	12	13	— (h)
Total		$429	$461	0.10%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(f)	Rate represents the seven-day yield at 6/30/2026.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Amount less than 0.01%.

American Funds Insurance Series	80

International Growth and Income Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
ZAR = South African rand
Refer to the notes to financial statements.

81	American Funds Insurance Series

Capital Income Builder
Investment portfolio June 30, 2026unaudited

Common stocks 75.84%	Shares	Value (000)
Financials 15.11%
JPMorgan Chase & Co.	64,577	$21,138
NatWest Group PLC	1,289,020	11,361
DBS Group Holdings, Ltd.	207,616	10,490
Wells Fargo & Co.	124,862	10,319
PNC Financial Services Group, Inc.	40,785	10,042
UniCredit SpA	107,438	9,612
Progressive Corp.	43,489	9,500
Morgan Stanley	41,099	8,591
Zurich Insurance Group AG	11,434	8,445
BNP Paribas SA	63,765	7,453
ING Groep NV	222,075	7,026
BlackRock, Inc.	7,251	6,972
Banco Bilbao Vizcaya Argentaria SA	274,692	6,891
Samsung Life Insurance Co., Ltd.	25,423	6,637
KB Financial Group, Inc.	62,721	6,450
Truist Financial Corp.	122,533	6,105
Intact Financial Corp.	28,888	5,962
Banco Santander SA	405,636	5,612
Munchener Ruckversicherungs-Gesellschaft AG	9,351	5,220
Tokio Marine Holdings, Inc.	113,800	5,039
Toronto-Dominion Bank (The)	39,762	4,835
Banco BPM SpA	273,056	4,716
Japan Post Bank Co., Ltd.	222,100	4,231
Euronext NV	22,395	3,583
Sumitomo Mitsui Financial Group, Inc.	88,300	3,452
Bank of America Corp.	58,426	3,329
CME Group, Inc., Class A	14,332	3,165
Marsh & McLennan Cos., Inc.	18,983	3,164
Mizuho Financial Group, Inc.	65,400	3,140
T&D Holdings, Inc.	103,000	3,051
Samsung Fire & Marine Insurance Co., Ltd.	7,051	2,824
Apollo Asset Management, Inc.	22,958	2,716
TPG, Inc., Class A	66,157	2,683
Resona Holdings, Inc.	198,900	2,594
Skandinaviska Enskilda Banken AB, Class A	129,430	2,576
3i Group PLC	74,909	2,472
Hana Financial Group, Inc.	31,289	2,319
Blue Owl Capital, Inc., Class A	262,516	2,297
Canadian Imperial Bank of Commerce (CAD denominated)	19,320	2,225
AIA Group, Ltd.	219,400	2,012
State Street Corp.	11,802	2,002
EFG International AG	98,549	1,977
PICC Property and Casualty Co., Ltd., Class H	1,000,000	1,835
East West Bancorp, Inc.	14,036	1,812
National Bank of Canada	11,434	1,805
BPER Banca SpA	113,889	1,788
Citizens Financial Group, Inc.	23,662	1,658
Mitsubishi UFJ Financial Group, Inc.	78,600	1,559
Sampo Oyj, Class A	147,070	1,546
Western Union Co.	198,474	1,528
Allianz SE	3,113	1,473
Nordnet AB	37,806	1,437
Shinhan Financial Group Co., Ltd.	22,966	1,423
Power Corp. of Canada, subordinate voting shares	21,489	1,340
HSBC Holdings PLC (HKD denominated)	63,600	1,209
American International Group, Inc.	15,329	1,142
Citigroup, Inc.	7,792	1,091
Saudi National Bank (The)	103,167	1,062
Hong Kong Exchanges and Clearing, Ltd.	22,700	1,055
Bank of Hawaii Corp.	12,474	1,016
Abu Dhabi Commercial Bank PJSC	257,012	1,016

American Funds Insurance Series	82

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Equitable Holdings, Inc.	19,938	$875
Vontobel Holding AG	9,531	866
Blackstone, Inc.	7,179	845
360 ONE WAM, Ltd.	70,271	802
Poste Italiane SpA	23,644	773
Patria Investments, Ltd., Class A	57,153	628
London Stock Exchange Group PLC	4,415	478
Medibank Private, Ltd.	134,820	464
Capital One Financial Corp.	1,796	360
Bank of China, Ltd., Class H	397,000	253
Banco BTG Pactual SA, units	18,613	195
Sberbank of Russia PJSC (a)	204,176	— (b)
		267,562

Information technology 11.65%
Broadcom, Inc.	187,818	70,948
Taiwan Semiconductor Manufacturing Co., Ltd.	916,800	70,400
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	499	238
Microsoft Corp.	32,829	12,246
Seagate Technology Holdings PLC	12,011	11,591
KLA Corp.	26,500	7,995
Tokyo Electron, Ltd.	13,200	6,383
Samsung Electronics Co., Ltd.	23,304	5,095
MediaTek, Inc.	36,000	4,916
Lenovo Group, Ltd.	954,179	2,850
TE Connectivity PLC	11,279	2,274
Accenture PLC, Class A	17,925	2,230
Texas Instruments, Inc.	7,354	2,192
Analog Devices, Inc.	4,844	1,924
TDK Corp.	72,200	1,613
SAP SE	8,376	1,283
Skyworks Solutions, Inc.	11,558	784
LITE-ON Technology Corp.	93,000	654
Otsuka Corp.	35,300	604
		206,220

Industrials 8.85%
RTX Corp.	134,083	25,440
BAE Systems PLC	464,696	11,368
Union Pacific Corp.	32,034	8,713
Volvo AB, Class B	255,637	8,691
Marubeni Corp.	286,700	8,349
Siemens AG	25,896	8,321
Mitsubishi Corp.	260,281	7,001
Deere & Co.	8,116	5,148
RELX PLC	146,784	4,623
Deutsche Post AG	73,761	4,476
Paychex, Inc.	45,214	4,446
Schneider Electric SE	13,522	4,436
Bouygues SA	74,321	4,147
Waste Management, Inc.	17,901	3,990
Watsco, Inc.	8,562	3,568
Northrop Grumman Corp.	6,788	3,457
ITOCHU Corp.	285,700	3,285
Singapore Technologies Engineering, Ltd.	405,200	3,270
CK Hutchison Holdings, Ltd.	377,000	3,204
Ryanair Holdings PLC (ADR)	45,467	2,944
Automatic Data Processing, Inc.	12,517	2,803
Localiza Rent a Car SA, ordinary nominative shares	316,578	2,547

83	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Localiza Rent a Car SA	10,670	$83
Honeywell International, Inc.	11,594	2,596
Honeywell Aerospace Inc. (c)	11,594	2,563
Airbus SE, non-registered shares	11,214	2,496
Weichai Power Co., Ltd., Class A	443,300	1,798
SPIE SA	29,106	1,679
Lockheed Martin Corp.	2,878	1,466
Trinity Industries, Inc.	35,854	1,240
Komatsu, Ltd.	29,500	1,155
CSX Corp.	22,778	1,083
Transurban Group	102,220	1,020
Hikari Tsushin, Inc.	4,000	875
AirTAC International Group	19,000	802
Experian PLC	17,821	599
Sulzer AG	3,498	581
Brambles, Ltd.	40,982	553
Robert Half, Inc.	16,144	496
UL Solutions, Inc., Class A	4,397	448
Safran SA	1,001	396
Valmet OYJ	12,760	308
LG Corp.	4,374	276
		156,740

Health care 8.37%
AbbVie, Inc.	135,457	34,086
AstraZeneca PLC (GBP denominated)	106,910	20,001
Amgen, Inc.	32,679	11,834
Gilead Sciences, Inc.	89,748	11,339
Johnson & Johnson	38,974	9,898
Merck & Co., Inc.	61,381	7,888
UnitedHealth Group, Inc.	18,812	7,819
Abbott Laboratories	80,920	7,343
Sanofi	82,078	7,014
Novo Nordisk AS, Class B	142,037	6,814
Royalty Pharma PLC, Class A	118,559	6,648
CVS Health Corp.	52,425	5,423
Roche Holding AG, nonvoting shares	11,679	4,807
Takeda Pharmaceutical Co., Ltd.	82,825	2,615
Medtronic PLC	20,379	1,594
Sandoz Group AG	16,835	1,521
GSK PLC	43,796	1,149
EssilorLuxottica SA	1,524	286
		148,079

Consumer staples 8.28%
Philip Morris International, Inc.	278,767	50,432
British American Tobacco PLC	507,485	31,301
British American Tobacco PLC (ADR)	41,671	2,573
Mondelez International, Inc., Class A	255,702	14,790
Altria Group, Inc.	142,754	10,271
Imperial Brands PLC	191,638	7,086
Nestle SA	65,172	6,693
Coca-Cola Co.	51,043	4,148
Danone SA	30,047	2,464
Kimberly-Clark Corp.	21,580	2,369
Sysco Corp.	26,965	2,254
KT&G Corp.	18,359	2,013
L’Oreal SA, non-registered shares	3,865	1,696
Procter & Gamble Co.	9,792	1,436

American Funds Insurance Series	84

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Marks and Spencer Group PLC	288,143	$1,422
PepsiCo, Inc.	9,978	1,351
WH Group, Ltd.	1,026,000	1,088
Anheuser-Busch InBev SA/NV	12,119	999
Carlsberg A/S, Class B	6,774	889
Constellation Brands, Inc., Class A	4,938	687
Molson Coors Beverage Co., Class B, restricted voting shares	15,116	589
		146,551

Utilities 6.18%
Dominion Energy, Inc.	201,344	13,750
Engie SA	280,326	8,839
Engie SA, bonus shares	36,900	1,163
National Grid PLC	552,603	9,149
Iberdrola SA, non-registered shares	343,090	8,563
CenterPoint Energy, Inc.	154,358	6,798
DTE Energy Co.	43,955	6,697
Pinnacle West Capital Corp.	60,748	6,500
E.ON SE	276,699	5,709
SSE PLC	164,544	5,318
Xcel Energy, Inc.	57,487	4,616
Veolia Environnement SA	102,676	4,276
Atmos Energy Corp.	22,858	3,938
Duke Energy Corp.	26,763	3,388
Sempra	33,296	3,087
RWE AG	43,954	2,848
Brookfield Infrastructure Partners, LP (CAD denominated)	64,971	2,373
Brookfield Infrastructure Partners, LP	5,100	186
Power Grid Corp. of India, Ltd.	800,295	2,434
Entergy Corp.	17,392	1,998
CMS Energy Corp.	25,091	1,919
SembCorp Industries, Ltd.	285,000	1,404
Southern Co. (The)	14,049	1,345
NextEra Energy, Inc.	10,546	926
AES Corp.	48,667	713
Exelon Corp.	13,935	650
Kansai Electric Power Co., Inc.	41,300	580
Power Assets Holdings, Ltd.	43,000	314
		109,481

Consumer discretionary 5.22%
Royal Caribbean Cruises, Ltd.	42,420	13,470
Starbucks Corp.	126,417	12,919
Compagnie Generale des Etablissements Michelin	301,369	11,641
McDonald’s Corp.	35,117	9,492
Industria de Diseno Textil SA	136,411	8,597
Home Depot, Inc.	24,301	8,570
Compagnie Financiere Richemont SA, Class A	25,832	5,994
Yum! Brands, Inc.	35,844	5,730
Midea Group Co., Ltd., Class A	452,266	5,032
Restaurant Brands International, Inc.	33,410	2,423
LVMH Moet Hennessy-Louis Vuitton SE	3,832	2,122
Darden Restaurants, Inc.	7,386	1,522
NEXT PLC	6,500	1,254
Vail Resorts, Inc.	8,836	1,203
Evolution AB (c)	11,035	760
Aristocrat Leisure, Ltd.	11,598	494
Genuine Parts Co.	3,350	395

85	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Amadeus IT Group SA, Class A, non-registered shares	5,975	$343
Tractor Supply Co.	9,423	298
H World Group, Ltd.	34,300	144
		92,403

Energy 4.44%
Canadian Natural Resources, Ltd. (CAD denominated)	406,740	16,094
Canadian Natural Resources, Ltd.	58,224	2,300
Exxon Mobil Corp.	121,898	16,666
ONEOK, Inc.	91,932	7,993
TotalEnergies SE (EUR denominated)	99,639	7,740
Shell PLC (GBP denominated)	140,310	5,435
Shell PLC (ADR)	9,558	741
EOG Resources, Inc.	42,854	5,559
ConocoPhillips	50,047	5,203
Chevron Corp.	18,233	3,022
TC Energy Corp. (CAD denominated)	35,873	2,376
Cenovus Energy, Inc.	62,265	1,545
Cenovus Energy, Inc. (CAD denominated)	15,681	389
DT Midstream, Inc.	10,692	1,569
EQT Corp.	22,813	1,213
Adnoc Gas PLC	656,312	615
SLB, Ltd.	3,802	177
		78,637

Materials 3.26%
Air Products and Chemicals, Inc.	35,242	10,332
Rio Tinto PLC	61,136	5,782
Smurfit Westrock PLC	123,543	5,715
Vale SA, ordinary nominative shares	227,775	3,436
Vale SA (ADR), ordinary nominative shares	81,961	1,233
Linde PLC	8,956	4,648
Barrick Mining Corp.	67,346	2,474
Barrick Mining Corp. (CAD denominated)	47,317	1,740
BASF SE	71,482	3,821
Anglo American PLC	68,905	3,375
Antofagasta PLC	57,008	2,896
Nitto Denko Corp.	118,447	2,333
Shin-Etsu Chemical Co., Ltd.	50,862	2,218
Amcor PLC	34,450	1,494
BHP Group, Ltd.	31,316	1,307
Akzo Nobel NV	12,431	843
International Paper Co.	20,107	766
Glencore PLC	110,555	754
International Flavors & Fragrances, Inc.	8,803	697
Air Liquide SA	3,051	604
LyondellBasell Industries NV	9,604	506
Nutrien, Ltd.	3,705	233
CF Industries Holdings, Inc.	1,794	194
Dow, Inc.	5,938	163
Valterra Platinum, Ltd. (ZAR denominated)	2,091	140
		57,704

Communication services 2.35%
Singapore Telecommunications, Ltd.	3,929,500	13,465
Publicis Groupe SA	63,700	6,296
Comcast Corp., Class A	133,308	3,273
AT&T, Inc.	152,509	3,157

American Funds Insurance Series	86

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Nintendo Co., Ltd.	71,500	$3,003
Verizon Communications, Inc.	67,668	2,865
Omnicom Group, Inc.	39,012	2,841
Koninklijke KPN NV	408,230	2,025
T-Mobile US, Inc.	11,581	1,942
NetEase, Inc.	44,900	1,156
Deutsche Telekom AG	31,259	852
Swisscom AG	566	437
BT Group PLC	74,759	189
Versant Media Group, Inc., Class A	2,735	98
		41,599

Real estate 2.13%
Welltower, Inc. REIT	44,685	10,142
Public Storage REIT	19,203	6,112
VICI Properties, Inc. REIT	118,103	3,136
Prologis, Inc. REIT	21,233	2,876
Extra Space Storage, Inc. REIT	19,031	2,765
Mindspace Business Parks REIT	413,863	2,071
AB Sagax, Class B	116,645	1,856
Equinix, Inc. REIT	1,767	1,842
CTP NV	86,744	1,584
Rexford Industrial Realty, Inc. REIT	43,604	1,461
Simon Property Group, Inc. REIT	5,962	1,333
UDR, Inc. REIT	30,557	1,220
American Tower Corp. REIT	6,615	1,082
Kimco Realty Corp. REIT	5,095	129
		37,609
Total common stocks (cost: $861,213,000)		1,342,585
Preferred securities 0.14%
Financials 0.14%
Itau Unibanco Holding SA (ADR), preferred nominative shares	315,823	2,580
Total preferred securities (cost: $2,844,000)		2,580
Convertible stocks 1.28%
Communication services 0.85%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	147,554	7,509
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	147,554	7,422
		14,931

Information technology 0.25%
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	68,962	3,100
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	17,514	1,343
		4,443

Financials 0.09%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	41,100	1,638

87	American Funds Insurance Series

Capital Income Builder (continued)
Convertible stocks (continued)	Shares	Value (000)

Utilities 0.09%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	31,400	$1,561
Total convertible stocks (cost: $22,853,000)		22,573
Bonds, notes & other debt instruments 16.58%	Principal amount (000)
U.S. Treasury bonds & notes 6.73%
U.S. Treasury 6.73%
U.S. Treasury 1.125% 10/31/2026	USD995	986
U.S. Treasury 2.00% 11/15/2026	2,800	2,780
U.S. Treasury 4.625% 11/15/2026	1,200	1,203
U.S. Treasury 4.00% 1/15/2027	6,541	6,543
U.S. Treasury 0.50% 4/30/2027	2,375	2,307
U.S. Treasury 2.625% 5/31/2027	80	79
U.S. Treasury 3.50% 9/30/2027	1,811	1,797
U.S. Treasury 3.375% 11/30/2027	9	9
U.S. Treasury 4.00% 2/29/2028	745	743
U.S. Treasury 1.25% 3/31/2028	1,350	1,284
U.S. Treasury 3.625% 3/31/2028	3	3
U.S. Treasury 4.125% 6/30/2028	23,127	23,115
U.S. Treasury 3.50% 12/15/2028	624	614
U.S. Treasury 3.50% 2/15/2029	62	61
U.S. Treasury 4.125% 6/15/2029	10,870	10,861
U.S. Treasury 4.00% 7/31/2029	25	25
U.S. Treasury 6.25% 5/15/2030	345	370
U.S. Treasury 3.625% 9/30/2030	809	791
U.S. Treasury 4.125% 6/30/2031	17,054	16,995
U.S. Treasury 3.75% 8/31/2031	1,257	1,230
U.S. Treasury 4.125% 11/15/2032	9	9
U.S. Treasury 4.25% 6/30/2033	8,972	8,937
U.S. Treasury 4.375% 5/15/2034	18	18
U.S. Treasury 4.375% 5/15/2036	13,748	13,676
U.S. Treasury 4.375% 11/15/2039	1,011	982
U.S. Treasury 4.75% 2/15/2041	1,730	1,731
U.S. Treasury 2.00% 11/15/2041	300	208
U.S. Treasury 5.00% 5/15/2046	2,330	2,347
U.S. Treasury 2.375% 5/15/2051	196	123
U.S. Treasury 4.00% 11/15/2052	152	130
U.S. Treasury 4.75% 5/15/2055	422	409
U.S. Treasury 4.75% 2/15/2056	18,029	17,514
U.S. Treasury 5.00% 5/15/2056	1,260	1,273
		119,153

U.S. Treasury inflation-protected securities 0.00%
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (d)	41	38
Total U.S. Treasury bonds & notes		119,191
Mortgage-backed obligations 4.96%
Federal agency mortgage-backed obligations 3.95%
Fannie Mae Pool #695412 5.00% 6/1/2033 (e)	— (b)	— (b)
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (e)	663	623
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (e)	1	1
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (e)	230	216
Fannie Mae Pool #931768 5.00% 8/1/2039 (e)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (e)	3	3
Fannie Mae Pool #932606 5.00% 2/1/2040 (e)	1	1
Fannie Mae Pool #AE0311 3.50% 8/1/2040 (e)	5	5
Fannie Mae Pool #MA5860 5.00% 10/1/2040 (e)	170	171

American Funds Insurance Series	88

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (e)	USD7	$7
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (e)	4	4
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (e)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (e)	3	3
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (e)	1	1
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (e)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (e)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (e)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (e)	2	1
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (e)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (e)	23	22
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (e)	14	13
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (e)	19	18
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (e)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (e)	3	3
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (e)	27	25
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (e)	147	136
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (e)	1,682	1,544
Fannie Mae Pool #CA5540 3.00% 4/1/2050 (e)	2,347	2,088
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (e)	267	239
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (e)	107	94
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (e)	70	61
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (e)	38	34
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (e)	11	9
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (e)	111	98
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (e)	76	66
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (e)	40	32
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (e)	113	100
Fannie Mae Pool #FA4891 3.00% 1/1/2051 (e)	88	77
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (e)	171	137
Fannie Mae Pool #MA4255 2.00% 2/1/2051 (e)	48	39
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (e)	20	16
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (e)	145	127
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (e)	17	15
Fannie Mae Pool #BT1267 3.00% 6/1/2051 (e)	149	130
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (e)	13	12
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (e)	100	89
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (e)	134	107
Fannie Mae Pool #FM9482 3.00% 11/1/2051 (e)	60	53
Fannie Mae Pool #CB2527 2.00% 12/1/2051 (e)	162	130
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (e)	18	16
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (e)	4	3
Fannie Mae Pool #BV0790 3.50% 1/1/2052 (e)	70	63
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (e)	734	657
Fannie Mae Pool #BU8803 3.00% 2/1/2052 (e)	98	86
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (e)	418	368
Fannie Mae Pool #CB3179 3.50% 3/1/2052 (e)	232	212
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (e)	208	175
Fannie Mae Pool #FS8677 2.50% 4/1/2052 (e)	124	104
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (e)	4	4
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (e)	96	90
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (e)	8	7
Fannie Mae Pool #FA5844 2.50% 7/1/2052 (e)	769	643
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (e)	167	140
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (e)	606	530
Fannie Mae Pool #BW7294 3.50% 8/1/2052 (e)	80	72
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (e)	46	45
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (e)	140	112
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (e)	97	98
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (e)	89	91

89	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (e)	USD127	$129
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (e)	77	78
Fannie Mae Pool #MA5036 3.00% 4/1/2053 (e)	170	149
Fannie Mae Pool #BX9827 5.00% 5/1/2053 (e)	208	206
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (e)	53	52
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (e)	207	210
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (e)	1,029	1,056
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (e)	256	259
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (e)	285	294
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (e)	190	196
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (e)	138	142
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (e)	90	87
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (e)	109	108
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (e)	679	685
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (e)	294	301
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (e)	32	33
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (e)	490	501
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (e)	48	50
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (e)	18	19
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (e)	17	18
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (e)	361	381
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (e)	703	709
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (e)	91	93
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (e)	43	44
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (e)	845	856
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (e)	78	80
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (e)	56	56
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (e)	317	329
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (e)	81	83
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (e)	22	23
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (e)	16	16
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (e)	130	132
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (e)	538	551
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (e)	134	138
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (e)	127	131
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (e)	80	82
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (e)	53	55
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (e)	15	15
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (e)	2,246	2,311
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (e)	233	239
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (e)	9	9
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (e)	8	8
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (e)	8	8
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (e)	7	7
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (e)	5	5
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (e)	12	13
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (e)	187	188
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (e)	31	32
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (e)	1	2
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (e)	2	2
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (e)	210	213
Fannie Mae Pool #DC9197 4.50% 12/1/2054 (e)	520	504
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (e)	182	179
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (e)	410	393
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (e)	405	414
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (e)	299	287
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (e)	317	304
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (e)	52	53
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (e)	1	2
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (e)	1	1

American Funds Insurance Series	90

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (e)	USD18	$18
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (e)	13	13
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (e)	764	782
Fannie Mae Pool #DE6037 6.00% 8/1/2055 (e)	297	304
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (e)	2	2
Fannie Mae Pool #FA4425 7.00% 8/1/2055 (e)	137	145
Fannie Mae Pool #MA5910 5.50% 12/1/2055 (e)	1,204	1,209
Fannie Mae Pool #MA5932 7.00% 12/1/2055 (e)	95	100
Fannie Mae Pool #MA6027 4.00% 4/1/2056 (e)	334	313
Fannie Mae Pool #MA6029 5.00% 4/1/2056 (e)	638	628
Fannie Mae Pool #MA6053 5.00% 5/1/2056 (e)	8	8
Fannie Mae Pool #MA6117 4.50% 7/1/2056 (e)	303	290
Fannie Mae Pool #BF0142 5.50% 8/1/2056 (e)	294	302
Fannie Mae Pool #BF0342 5.50% 1/1/2059 (e)	201	206
Fannie Mae Pool #BM6737 4.50% 11/1/2059 (e)	484	466
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (e)	341	293
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (e)	347	325
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (e)	97	91
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (e)	56	49
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (e)	98	86
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (e)	1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048 (e)	162	153
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (e)	11	11
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (e)	9	9
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (e)	6	6
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (e)	20	19
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (e)	9	9
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (e)	38	38
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (e)	18	17
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (e)	12	12
Freddie Mac Pool #ZT1704 4.50% 1/1/2049 (e)	844	826
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (e)	10	9
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (e)	123	108
Freddie Mac Pool #QB6480 2.00% 12/1/2050 (e)	63	51
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (e)	58	51
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (e)	114	101
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (e)	45	37
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (e)	228	183
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (e)	103	90
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (e)	705	617
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (e)	427	388
Freddie Mac Pool #SD8214 3.50% 5/1/2052 (e)	207	188
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (e)	422	369
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (e)	281	264
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (e)	657	635
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (e)	351	296
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (e)	135	118
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (e)	41	33
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (e)	103	90
Freddie Mac Pool #SL3329 3.50% 9/1/2052 (e)	347	316
Freddie Mac Pool #SD1584 4.50% 9/1/2052 (e)	149	144
Freddie Mac Pool #QE9222 5.00% 9/1/2052 (e)	516	512
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (e)	251	253
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (e)	63	59
Freddie Mac Pool #QF2223 4.00% 10/1/2052 (e)	25	23
Freddie Mac Pool #SD5845 3.50% 11/1/2052 (e)	2,233	2,028
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (e)	93	94
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (e)	21	18
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (e)	400	386
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (e)	82	81

91	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (e)	USD431	$435
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (e)	28	28
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (e)	59	60
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (e)	11	12
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (e)	9	10
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (e)	10	10
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (e)	10	10
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (e)	7	7
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (e)	5	5
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (e)	4	4
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (e)	3	3
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (e)	27	27
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (e)	16	17
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (e)	14	15
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (e)	175	177
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (e)	553	547
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (e)	38	38
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (e)	7	7
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (e)	5	5
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (e)	13	14
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (e)	793	811
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (e)	15	15
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (e)	7	7
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (e)	374	385
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (e)	8	8
Freddie Mac Pool #SD8426 7.00% 4/1/2054 (e)	316	335
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (e)	244	247
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (e)	35	36
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (e)	15	15
Freddie Mac Pool #QI7522 5.50% 6/1/2054 (e)	73	73
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (e)	21	22
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (e)	1	1
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (e)	66	67
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (e)	51	51
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (e)	242	252
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (e)	209	216
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (e)	61	62
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (e)	57	59
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (e)	14	14
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (e)	12	13
Freddie Mac Pool #SI2131 6.50% 7/1/2054 (e)	53	55
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (e)	113	115
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (e)	13	13
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (e)	8	8
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (e)	4	4
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (e)	1	1
Freddie Mac Pool #QJ5645 7.00% 8/1/2054 (e)	261	277
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (e)	32	32
Freddie Mac Pool #QJ3725 6.00% 9/1/2054 (e)	20	21
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (e)	16	17
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (e)	15	15
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (e)	14	15
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (e)	7	7
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (e)	81	83
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (e)	76	73
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (e)	48	48
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (e)	57	57
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (e)	14	14
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (e)	269	270
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (e)	249	226

American Funds Insurance Series	92

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (e)	USD36	$34
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (e)	146	150
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (e)	66	68
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (e)	6	6
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (e)	11	11
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (e)	315	323
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (e)	224	229
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (e)	18	18
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (e)	14	14
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (e)	340	360
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (e)	343	337
Freddie Mac Pool #RQ0094 5.00% 2/1/2056 (e)	523	515
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (e)(f)	160	159
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (e)	80	76
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (e)	169	158
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (e)(f)	160	151
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (e)(f)	76	68
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (e)	63	57
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (e)(f)	12	11
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (e)	786	705
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (e)	251	241
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (e)	401	383
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (e)	11	10
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (e)	8	7
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (e)	605	591
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (e)	864	822
Government National Mortgage Assn. 4.50% 7/1/2056 (e)(g)	48	46
Government National Mortgage Assn. 5.50% 7/1/2056 (e)(g)	137	138
Government National Mortgage Assn. 6.00% 7/1/2056 (e)(g)	137	140
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049 (e)	143	140
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (e)	2,516	2,367
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (e)	53	50
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (e)	189	178
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (e)	335	332
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (e)	902	894
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (e)	24	22
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (e)	363	365
Government National Mortgage Assn. Pool #MB0259 5.50% 3/20/2055 (e)	77	77
Government National Mortgage Assn. Pool #694836 5.685% 9/20/2059 (e)	— (b)	— (b)
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064 (e)	— (b)	— (b)
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (e)(g)	489	391
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (e)(g)	323	270
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (e)(g)	1,575	1,373
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (e)(g)	96	87
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (e)(g)	3,082	2,881
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (e)(g)	718	688
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (e)(g)	792	778
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (e)(g)	498	499
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (e)(g)	29	30
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (e)(g)	3,134	3,242
Uniform Mortgage-Backed Security 7.00% 7/1/2056 (e)(g)	200	212
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (e)(g)	943	753
Uniform Mortgage-Backed Security 2.50% 8/1/2056 (e)(g)	1,012	845
Uniform Mortgage-Backed Security 3.50% 8/1/2056 (e)(g)	193	175
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (e)(g)	347	341
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (e)(g)	345	346
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (e)(g)	1,314	1,339
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (e)(g)	2,046	2,151
		70,003

93	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) 0.57%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (e)(f)(h)	USD65	$59
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (e)(h)(i)	467	454
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (e)(f)(h)	53	50
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (e)(f)(h)	121	121
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (e)(f)(h)	341	334
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (e)(f)(h)	124	117
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (e)(f)(h)	4	4
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (e)(f)(h)	136	137
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (e)(f)(h)	37	37
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.228% 9/25/2044 (e)(f)(h)	52	52
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class B1, (30-day Average USD-SOFR + 3.65%) 7.278% 11/25/2041 (e)(f)(h)	375	379
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.778% 9/25/2042 (e)(f)(h)	3	3
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.328% 9/25/2042 (e)(f)(h)	2,064	2,130
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2044 (e)(f)(h)	104	104
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.078% 10/25/2044 (e)(f)(h)	11	11
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class B2, (30-day Average USD-SOFR + 8.264%) 11.892% 7/25/2049 (e)(f)(h)	1,500	1,641
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.342% 3/25/2050 (e)(f)(h)	610	728
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (e)(h)(i)	62	62
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (e)(h)	37	37
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (e)(h)(i)	559	561
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (e)(h)	41	41
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (e)(h)	78	79
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (e)(h)(i)	261	260
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (e)(h)(i)	81	81
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.671% 3/25/2053 (e)(f)(h)	125	125
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (e)(h)(i)	110	110
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (e)(h)(i)	246	247
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (e)(h)(i)	641	645
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (e)(h)	95	94
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/17/2041 (e)(h)	554	522
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.375% 10/17/2041 (e)(f)(h)	140	140
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (e)(f)(h)	8	8
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (e)(f)(h)	6	6
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (e)(f)(h)	3	3
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (e)(h)	277	252
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(h)(j)	100	95
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (e)(h)	166	165
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (e)(h)(i)	54	54
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (e)(f)(h)	71	71
		10,019

Commercial mortgage-backed securities 0.44%
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029 (e)(f)(h)	296	298
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (e)(f)	41	42
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (e)(f)	122	126

American Funds Insurance Series	94

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.24% 11/15/2038 (e)(f)(h)	USD73	$73
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.116% 4/15/2037 (e)(f)(h)	47	47
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (e)(f)(h)	590	586
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 8/15/2041 (e)(f)(h)	157	158
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (e)(f)(h)	732	734
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.503% 7/15/2041 (e)(f)(h)	100	100
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (e)(f)(h)	237	241
CONE Trust, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.267% 8/15/2041 (e)(f)(h)	120	120
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (e)(f)(h)	574	581
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (e)(f)(h)	965	964
ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039 (e)(f)(h)	213	213
ELM Trust 2024, Series 2024-ELM, Class B15, 6.195% 6/10/2039 (e)(f)(h)	191	191
ELM Trust 2024, Series 2024-ELM, Class C15, 6.396% 6/10/2039 (e)(f)(h)	133	133
ELM Trust 2024, Series 2024-ELM, Class C10, 6.396% 6/10/2039 (e)(f)(h)	120	120
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (e)(f)(h)	100	100
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (e)(f)(h)	100	100
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (e)(f)	73	74
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (e)(f)(h)	592	591
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (e)(f)(h)	329	337
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (e)(f)(h)	100	100
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774% 5/10/2039 (e)(f)(h)	243	244
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (e)(f)(h)	541	550
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.378% 7/25/2054 (e)(f)(h)	104	105
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (e)(f)(h)	312	310
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.267% 2/15/2042 (e)(f)(h)	597	592
		7,830
Total mortgage-backed obligations		87,852
Corporate bonds and notes 4.11%
Financials 0.99%
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (i)	50	51
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (i)	28	29
American International Group, Inc. 4.85% 5/7/2030	685	689
American International Group, Inc. 5.125% 3/27/2033	17	17
Aon Corp. 5.35% 2/28/2033	15	15
Aon North America, Inc. 5.45% 3/1/2034	6	6
Arch Capital Group, Ltd. 5.25% 6/15/2036	89	89
Arthur J. Gallagher & Co. 4.85% 12/15/2029	125	126
Arthur J. Gallagher & Co. 5.00% 2/15/2032	50	50
Athene Global Funding 5.133% 6/1/2029 (h)	166	166
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (i)	22	19
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (i)	238	210
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (i)	118	120
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (i)	75	74
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (h)(i)	595	587
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (h)(i)	400	409
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (h)(i)	200	209
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (i)	45	48
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (i)	95	99
Charles Schwab Corp. (The) 4.744% 5/21/2030 (USD-SOFR + 0.78% on 5/21/2029) (i)	110	110
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (i)	190	193
Chubb INA Holdings, LLC 5.00% 3/15/2034	35	35

95	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Chubb INA Holdings, LLC 5.30% 5/20/2036	USD151	$153
Citibank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (i)	660	660
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (i)	86	81
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (i)	35	32
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (i)	44	45
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (i)	55	55
Coinbase Global, Inc. 3.625% 10/1/2031 (h)	200	174
Corebridge Financial, Inc. 3.85% 4/5/2029	180	176
Corebridge Financial, Inc. 3.90% 4/5/2032	32	30
Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (h)(i)	200	200
Danske Bank AS 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 3/27/2028) (h)(i)	651	651
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (i)	300	314
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (i)	150	151
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (i)	150	150
Equitable America Global Funding 5.125% 6/15/2031 (h)	385	387
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (i)	5	5
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (i)	45	45
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (i)	1,210	1,211
Goldman Sachs Group, Inc. 4.594% 4/20/2030 (USD-SOFR + 0.99% on 4/20/2029) (i)	60	60
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (i)	40	39
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (i)	660	660
Goldman Sachs Group, Inc. 5.425% 6/3/2037 (USD-SOFR + 1.31% on 6/3/2036) (i)	415	417
Guardian Life Global Funding 4.809% 6/1/2031 (h)	317	317
ION Platform Finance US, Inc. 4.625% 5/1/2028 (h)	377	343
ION Platform Finance US, Inc. 5.00% 5/1/2028 (h)	200	184
ION Platform Finance US, Inc. 8.75% 5/1/2029 (h)	113	101
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (i)	65	65
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (i)	50	51
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (i)	198	199
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (i)	18	18
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (i)	52	46
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (i)	328	332
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (i)	412	424
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	25	25
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	25	24
Mastercard, Inc. 4.875% 3/9/2028	31	31
Mitsubishi UFJ Financial Group, Inc. 4.505% 1/14/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.80% on 1/14/2031) (i)	590	580
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (i)	25	25
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (i)	147	146
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (i)	488	485
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (i)	35	36
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (i)	129	125
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (i)	51	50
Morgan Stanley Bank, NA 4.788% 5/10/2030 (USD-SOFR Index + 0.974% on 5/10/2029) (i)	1,550	1,552
Navient Corp. 5.00% 3/15/2027	150	149
Navient Corp. 5.625% 8/1/2033	360	298
New York Life Global Funding 3.00% 1/10/2028 (h)	150	147
OneMain Finance Corp. 6.625% 5/15/2029	540	551
Osaic Holdings, Inc. 6.75% 8/1/2032 (h)	25	25
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (i)	50	51
Ryan Specialty, LLC 5.875% 8/1/2032 (h)	100	98
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (h)	600	598
Sumitomo Mitsui Financial Group, Inc. 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (i)	216	212
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (i)	11	11
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (i)	50	50
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (i)	10	10

American Funds Insurance Series	96

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (i)	USD40	$41
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (i)	97	94
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (i)	70	71
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (i)	85	86
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (h)(i)	200	205
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (h)(i)	374	365
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (i)	98	99
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (i)	55	56
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (i)	104	112
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (i)	80	82
		17,623

Communication services 0.55%
Alphabet, Inc. 4.375% 11/15/2032	22	22
Alphabet, Inc. 4.40% 2/15/2033	12	12
Alphabet, Inc. 4.70% 11/15/2035	28	27
Alphabet, Inc. 4.80% 2/15/2036	153	150
Alphabet, Inc. 5.65% 2/15/2056	14	14
America Movil, SAB de CV, 8.46% 12/18/2036	MXN1,300	68
AT&T, Inc. 4.75% 4/30/2033	USD869	851
AT&T, Inc. 5.40% 2/15/2034	107	109
AT&T, Inc. 3.50% 6/1/2041	75	58
CCO Holdings, LLC 4.75% 2/1/2032 (h)	25	22
CCO Holdings, LLC 7.00% 2/1/2033 (h)	440	432
CCO Holdings, LLC 4.25% 1/15/2034 (h)	1,195	1,013
CCO Holdings, LLC 7.375% 2/1/2036 (h)	470	461
Charter Communications Operating, LLC 6.10% 6/1/2029	41	42
Charter Communications Operating, LLC 6.55% 6/1/2034	37	38
Charter Communications Operating, LLC 5.85% 12/1/2035	297	288
Charter Communications Operating, LLC 4.80% 3/1/2050	56	42
Charter Communications Operating, LLC 5.25% 4/1/2053	67	52
Charter Communications Operating, LLC 6.70% 12/1/2055	59	56
Discovery Communications, LLC 3.625% 5/15/2030	117	100
Discovery Global Holdings, Inc. 4.054% 3/15/2029	300	280
Discovery Global Holdings, Inc. 5.05% 3/15/2042	286	210
EchoStar Corp. 10.75% 11/30/2029	64	69
EchoStar Corp. 6.75% Cash 11/30/2030 (k)	313	319
Lindblad Expeditions, LLC 7.00% 9/15/2030 (h)	195	202
Meta Platforms, Inc. 4.30% 8/15/2029	40	40
Meta Platforms, Inc. 4.75% 8/15/2034	53	52
Meta Platforms, Inc. 4.875% 11/15/2035	325	316
Meta Platforms, Inc. 5.50% 11/15/2045	134	124
Meta Platforms, Inc. 5.40% 8/15/2054	29	26
Meta Platforms, Inc. 5.625% 11/15/2055	287	260
Meta Platforms, Inc. 5.55% 8/15/2064	40	35
Meta Platforms, Inc. 5.75% 11/15/2065	138	124
Nexstar Media, Inc. 6.50% 9/15/2033 (h)	287	287
Nexstar Media, Inc. 7.25% 4/15/2034 (h)	100	100
SBA Tower Trust 1.631% 11/15/2026 (h)	253	250
Sirius XM Radio, LLC 4.00% 7/15/2028 (h)	780	760
Snap, Inc. 6.875% 3/1/2033 (h)	200	195
Space Exploration Technologies Corp. 5.35% 7/15/2031 (h)	442	441
Space Exploration Technologies Corp. 5.875% 7/15/2036 (h)	455	449
T-Mobile USA, Inc. 3.875% 4/15/2030	625	606
T-Mobile USA, Inc. 2.55% 2/15/2031	203	184

97	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
T-Mobile USA, Inc. 6.00% 6/15/2054	USD69	$68
Univision Communications, Inc. 7.375% 6/30/2030 (h)	340	341
Verizon Communications, Inc. 1.75% 1/20/2031	142	125
		9,720

Consumer discretionary 0.43%
Advance Auto Parts, Inc. 3.90% 4/15/2030	8	8
Advance Auto Parts, Inc. 3.50% 3/15/2032	7	6
Amazon.com, Inc. 4.65% 11/20/2035	34	33
Amazon.com, Inc. 4.875% 3/13/2036	41	40
Amazon.com, Inc. 5.45% 11/20/2055	155	147
Amazon.com, Inc. 5.55% 11/20/2065	70	65
BMW US Capital, LLC 4.15% 4/9/2030 (h)	290	284
BMW US Capital, LLC 3.70% 4/1/2032 (h)	25	23
Carnival Corp., Ltd. 5.75% 3/15/2030 (h)	465	471
Carnival Corp., Ltd. 5.75% 8/1/2032 (h)	175	177
Carnival Corp., Ltd. 6.125% 2/15/2033 (h)	175	177
Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	305
Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	604
Ford Motor Credit Co., LLC 5.918% 3/20/2028	622	630
Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	207
Ford Motor Credit Co., LLC 4.97% 4/6/2029	723	716
Ford Motor Credit Co., LLC 4.00% 11/13/2030	970	912
Ford Motor Credit Co., LLC 6.467% 5/22/2036	700	712
General Motors Financial Co., Inc. 5.45% 9/6/2034	11	11
General Motors Financial Co., Inc. 6.15% 7/15/2035	16	17
General Motors Financial Co., Inc. 5.45% 1/8/2036	405	404
Hyundai Capital America 5.275% 6/24/2027 (h)	55	55
Hyundai Capital America 4.60% 4/6/2028 (h)	501	500
McDonald’s Corp. 5.15% 9/9/2052	10	9
Mobility Global, Inc. 5.05% 6/15/2029 (h)	31	31
Mobility Global, Inc. 5.45% 6/15/2031 (h)	67	68
Mobility Global, Inc. 6.05% 6/15/2036 (h)	131	133
Newell Brands, Inc. 6.375% 5/15/2030	160	162
Newell Brands, Inc. 6.625% 5/15/2032	180	182
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (h)	150	148
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	177	172
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	178	173
Whirlpool Corp. 7.50% 7/1/2031 (h)	30	30
		7,612

Health care 0.41%
AbbVie, Inc. 4.125% 3/15/2031	14	14
AbbVie, Inc. 4.40% 3/15/2033	28	27
AbbVie, Inc. 5.05% 3/15/2034	175	177
AbbVie, Inc. 4.75% 3/15/2036	98	96
AbbVie, Inc. 5.35% 3/15/2044	25	24
AbbVie, Inc. 5.40% 3/15/2054	240	231
AbbVie, Inc. 5.55% 3/15/2056	26	26
AbbVie, Inc. 5.50% 3/15/2064	25	24
Accendra Health, Inc. 9.00% 6/15/2032 (h)	300	279
Accendra Health, Inc. 9.75% 6/15/2033 (h)	118	81
Accendra Health, Inc. 9.75% 6/15/2033 (h)	91	62
Amgen, Inc. 5.15% 3/2/2028	55	56
Amgen, Inc. 4.05% 8/18/2029	100	98
Amgen, Inc. 5.25% 3/2/2030	124	126
Amgen, Inc. 4.20% 2/19/2031	334	328

American Funds Insurance Series	98

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Amgen, Inc. 4.20% 3/1/2033	USD133	$128
Amgen, Inc. 5.25% 3/2/2033	71	72
Amgen, Inc. 4.85% 2/19/2036	187	183
Amgen, Inc. 5.60% 3/2/2043	105	104
Amgen, Inc. 4.20% 2/22/2052	19	15
Amgen, Inc. 4.875% 3/1/2053	25	22
Amgen, Inc. 5.65% 3/2/2053	37	36
Amgen, Inc. 5.75% 3/2/2063	85	82
AstraZeneca Finance, LLC 5.00% 2/26/2034	50	51
Baxter International, Inc. 4.45% 2/15/2029	271	268
Baxter International, Inc. 4.90% 12/15/2030	338	336
Baxter International, Inc. 3.132% 12/1/2051	25	15
Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	265
Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	301
Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	25
Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	318
Cencora, Inc. 4.60% 2/13/2033	50	49
Cencora, Inc. 4.90% 2/13/2036	31	30
Centene Corp. 4.625% 12/15/2029	530	514
Centene Corp. 2.625% 8/1/2031	40	35
CVS Health Corp. 5.125% 2/21/2030	50	51
CVS Health Corp. 5.25% 2/21/2033	23	23
CVS Health Corp. 5.70% 6/1/2034	97	100
CVS Health Corp. 6.00% 6/1/2044	50	51
CVS Health Corp. 6.05% 6/1/2054	50	50
CVS Health Corp. 6.20% 9/15/2055	50	51
Elevance Health, Inc. 4.95% 11/1/2031	30	30
Elevance Health, Inc. 5.20% 2/15/2035	13	13
Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
HCA, Inc. 2.375% 7/15/2031	18	16
Humana, Inc. 3.70% 3/23/2029	12	12
Humana, Inc. 5.375% 4/15/2031	35	35
Medline Borrower, LP 6.25% 4/1/2029 (h)	253	259
Merck & Co., Inc. 1.70% 6/10/2027	118	115
Merck & Co., Inc. 3.40% 3/7/2029	110	107
Merck & Co., Inc. 4.50% 5/17/2033	35	35
Merck & Co., Inc. 4.90% 5/17/2044	35	32
Molina Healthcare, Inc. 4.375% 6/15/2028 (h)	290	285
Molina Healthcare, Inc. 3.875% 5/15/2032 (h)	230	208
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	23
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	16
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (h)	119	121
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	362	362
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	600	644
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	89	69
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033	8	8
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	14	14
		7,245

Utilities 0.38%
AEP Transmission Co., LLC 2.75% 8/15/2051	50	30
AES Corp. 5.20% 7/15/2029	500	503
AES Corp. 3.95% 7/15/2030 (h)	425	407
DTE Electric Co. 4.85% 3/1/2036	275	269
DTE Energy Co. 3.00% 3/1/2032	42	39
Duke Energy Florida, LLC 5.95% 11/15/2052	25	26
Edison International 5.45% 6/15/2029	100	101

99	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Edison International 6.95% 11/15/2029	USD132	$138
Edison International 4.80% 3/15/2031	100	97
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (h)(i)	200	232
FirstEnergy Corp. 2.65% 3/1/2030	393	364
FirstEnergy Corp. 2.25% 9/1/2030	107	96
Florida Power & Light Co. 5.10% 4/1/2033	35	35
NiSource, Inc. 4.75% 5/18/2031	100	100
NiSource, Inc. 5.40% 6/30/2033	25	26
Pacific Gas and Electric Co. 2.10% 8/1/2027	284	277
Pacific Gas and Electric Co. 3.75% 7/1/2028	105	103
Pacific Gas and Electric Co. 4.55% 7/1/2030	359	354
Pacific Gas and Electric Co. 2.50% 2/1/2031	41	37
Pacific Gas and Electric Co. 5.05% 10/15/2032	84	84
Pacific Gas and Electric Co. 6.40% 6/15/2033	50	53
Pacific Gas and Electric Co. 5.60% 8/15/2036	332	332
PacifiCorp 5.30% 2/15/2031	25	25
PacifiCorp 5.10% 4/15/2031	525	530
PacifiCorp 5.45% 4/15/2033	550	558
PacifiCorp 5.80% 4/15/2036	297	305
PacifiCorp 6.10% 8/1/2036	33	34
PacifiCorp 5.50% 5/15/2054	95	87
PacifiCorp 5.80% 1/15/2055	25	24
Rio Grande LNG, LLC 5.25% 6/30/2031 (h)	410	410
Southern California Edison Co. 5.15% 6/1/2029	105	106
Southern California Edison Co. 2.50% 6/1/2031	206	184
Southern California Edison Co. 4.80% 3/15/2033	489	480
Southern California Edison Co. 5.20% 6/1/2034	40	40
Southern California Edison Co. 3.60% 2/1/2045	206	149
Union Electric Co. 3.90% 4/1/2052	25	19
WEC Energy Group, Inc. 5.15% 10/1/2027	25	25
		6,679

Information technology 0.30%
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (h)	190	191
Black Pearl Compute, LLC 6.125% 2/15/2031 (h)	145	147
Broadcom, Inc. 4.00% 4/15/2029 (h)	3	3
Broadcom, Inc. 5.15% 11/15/2031	104	106
Broadcom, Inc. 4.15% 4/15/2032 (h)	11	11
Broadcom, Inc. 4.80% 10/15/2034	12	12
Broadcom, Inc. 3.137% 11/15/2035 (h)	2	2
Cloud Software Group, Inc. 8.25% 6/30/2032 (h)	200	188
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (h)	250	261
Fair Isaac Corp. 6.00% 5/15/2033 (h)	100	98
Hughes Satellite Systems Corp. 5.25% 8/1/2026	832	704
Hughes Satellite Systems Corp. 6.625% 8/1/2026	58	36
HUT 8 DC, LLC 6.192% 11/15/2042 (h)	179	181
Intel Corp. 3.05% 8/12/2051	10	6
Intel Corp. 5.60% 2/21/2054	42	39
Intel Corp. 3.10% 2/15/2060	110	63
Oracle Corp. 4.55% 2/4/2029	125	123
Oracle Corp. 4.95% 2/4/2031	80	78
Oracle Corp. 4.80% 9/26/2032	55	52
Oracle Corp. 5.35% 5/4/2033	62	60
Oracle Corp. 5.50% 8/3/2035	18	17
Oracle Corp. 5.20% 9/26/2035	465	436
Oracle Corp. 5.70% 2/4/2036	168	163
Oracle Corp. 5.875% 9/26/2045	40	35

American Funds Insurance Series	100

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Oracle Corp. 6.55% 2/4/2046	USD76	$72
Oracle Corp. 6.00% 8/3/2055	110	94
Oracle Corp. 5.95% 9/26/2055	95	81
Oracle Corp. 6.70% 2/4/2056	132	124
Oracle Corp. 6.10% 9/26/2065	40	33
Oracle Corp. 6.85% 2/4/2066	70	65
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (h)	520	519
Synopsys, Inc. 4.65% 4/1/2028	40	40
Synopsys, Inc. 4.85% 4/1/2030	40	40
Synopsys, Inc. 5.00% 4/1/2032	40	40
Synopsys, Inc. 5.15% 4/1/2035	780	776
Synopsys, Inc. 5.70% 4/1/2055	380	369
WULF Compute, LLC 7.75% 10/15/2030 (h)	75	79
		5,344

Industrials 0.29%
BAE Systems PLC 5.30% 3/26/2034 (h)	200	204
Boeing Co. (The) 6.259% 5/1/2027	376	381
Boeing Co. (The) 6.298% 5/1/2029	12	13
Boeing Co. (The) 3.625% 2/1/2031	178	169
Boeing Co. (The) 6.388% 5/1/2031	92	98
Boeing Co. (The) 6.528% 5/1/2034	1,291	1,405
Canadian Pacific Railway Co. 3.00% 12/2/2041	25	19
Canadian Pacific Railway Co. 3.10% 12/2/2051	80	52
CSX Corp. 4.75% 11/15/2048	50	44
CSX Corp. 4.50% 11/15/2052	35	29
Eaton Corp. 4.20% 3/6/2031	400	392
EquipmentShare.com, Inc. 8.625% 5/15/2032 (h)	430	448
EquipmentShare.com, Inc. 7.125% 7/1/2034 (h)	120	118
Herc Holdings, Inc. 7.25% 6/15/2033 (h)	90	94
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (h)	150	148
Icahn Enterprises, LP 5.25% 5/15/2027	440	435
L3Harris Technologies, Inc. 5.60% 7/31/2053	13	13
L3Harris Technologies, Inc. 5.40% 7/31/2033	15	15
LG Energy Solution, Ltd. 5.00% 4/2/2029 (h)	350	351
Norfolk Southern Corp. 5.35% 8/1/2054	51	48
Northrop Grumman Corp. 4.95% 3/15/2053	21	19
QXO Building Products, Inc. 6.75% 4/30/2032 (h)	190	196
QXO Building Products, Inc. 6.875% 7/15/2034 (h)	70	72
Republic Services, Inc. 5.00% 4/1/2034	13	13
Sumisho Air Lease Corp. 4.40% 3/24/2028 (h)	15	15
Sumisho Air Lease Corp. 4.50% 3/24/2029 (h)	15	15
Sumisho Air Lease Corp. 4.85% 3/24/2031 (h)	55	54
Sumisho Air Lease Corp. 5.50% 3/24/2036 (h)	5	5
TransDigm, Inc. 6.125% 7/31/2034 (h)	67	67
Union Pacific Corp. 2.80% 2/14/2032	17	16
Union Pacific Corp. 3.50% 2/14/2053	20	14
Waste Management, Inc. 4.625% 2/15/2030	60	60
Waste Management, Inc. 4.95% 3/15/2035	16	16
Waste Management, Inc. 5.35% 10/15/2054	25	24
		5,062

Energy 0.25%
APA Corp. 4.25% 1/15/2030	385	379
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (h)	300	300
Borr IHC, Ltd. 8.75% 1/15/2032 (h)	200	196
Cenovus Energy, Inc. 5.40% 6/15/2047	44	41

101	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (h)	USD9	$9
ConocoPhillips Co. 5.50% 1/15/2055	50	48
Crescent Energy Finance, LLC 7.375% 1/15/2033 (h)	270	269
Energy Transfer, LP 6.10% 12/1/2028	41	42
Energy Transfer, LP 5.25% 7/1/2029	23	23
Energy Transfer, LP 6.40% 12/1/2030	34	36
Enterprise Products Operating, LLC 4.95% 2/15/2035	6	6
EOG Resources, Inc. 5.95% 7/15/2055	110	112
Equinor ASA 2.375% 5/22/2030	365	337
Exxon Mobil Corp. 3.452% 4/15/2051	210	150
Hess Midstream Operations, LP 5.875% 3/1/2028 (h)	35	35
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (h)(k)	55	50
NFE Financing, LLC 12.00% 11/15/2029 (h)(j)	148	53
Noble Finance II, LLC 6.25% 6/15/2034 (h)	89	87
Occidental Petroleum Corp. 5.55% 10/1/2034	124	127
Petroleos Mexicanos 6.50% 1/23/2029	20	20
Petroleos Mexicanos 8.75% 6/2/2029	177	189
Petroleos Mexicanos 6.84% 1/23/2030	808	830
Sunoco, LP 5.625% 3/15/2031 (h)	20	20
Sunoco, LP 5.875% 3/15/2034 (h)	20	20
TotalEnergies Capital SA 4.724% 9/10/2034	17	17
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (h)	595	559
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (h)	195	203
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (h)	100	104
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (h)	75	84
		4,346

Real estate 0.19%
American Tower Corp. 4.05% 3/15/2032	11	10
Boston Properties, LP 2.45% 10/1/2033	7	6
Boston Properties, LP 6.50% 1/15/2034	38	40
Boston Properties, LP 5.75% 1/15/2035	95	96
Crown Castle, Inc. 5.00% 1/11/2028	54	54
Howard Hughes Corp. (The) 5.875% 3/1/2032 (h)	70	69
Howard Hughes Corp. (The) 6.125% 3/1/2034 (h)	75	74
Iron Mountain, Inc. 4.50% 2/15/2031 (h)	530	507
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (h)	265	271
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (h)	20	21
MPT Operating Partnership, LP 5.00% 10/15/2027	475	461
MPT Operating Partnership, LP 8.50% 2/15/2032 (h)	410	420
Piedmont Operating Partnership, LP 5.625% 1/15/2033	99	99
Prologis, LP 5.00% 3/15/2034	40	40
Service Properties Trust 0% 9/30/2027 (h)	45	42
Service Properties Trust 3.95% 1/15/2028	480	468
Service Properties Trust 8.625% 11/15/2031 (h)	700	738
		3,416

Consumer staples 0.18%
Altria Group, Inc. 4.875% 2/4/2028	13	13
Altria Group, Inc. 5.25% 8/6/2035	48	48
B&G Foods, Inc. 8.00% 9/15/2028 (h)	260	261
BAT Capital Corp. 6.343% 8/2/2030	9	9
BAT Capital Corp. 5.35% 8/15/2032	413	423
BAT Capital Corp. 6.421% 8/2/2033	38	41
BAT Capital Corp. 7.079% 8/2/2043	31	35
BAT Capital Corp. 4.54% 8/15/2047	55	45
BAT Capital Corp. 4.758% 9/6/2049	121	102

American Funds Insurance Series	102

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
BAT Capital Corp. 7.081% 8/2/2053	USD69	$78
BAT International Finance PLC 4.448% 3/16/2028	150	150
Coty, Inc. 5.60% 1/15/2031 (h)	119	116
H.J. Heinz Co. 4.875% 10/1/2049	235	197
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (h)	105	107
Mars, Inc. 4.80% 3/1/2030 (h)	25	25
Mars, Inc. 5.20% 3/1/2035 (h)	165	166
Mars, Inc. 5.65% 5/1/2045 (h)	71	71
Mars, Inc. 5.70% 5/1/2055 (h)	145	143
Mars, Inc. 5.80% 5/1/2065 (h)	24	24
McCormick & Co., Inc. 4.15% 2/15/2029	145	143
Mondelez International, Inc. 4.75% 8/28/2034	127	125
Performance Food Group, Inc. 5.625% 3/1/2034 (h)	115	113
Philip Morris International, Inc. 5.125% 11/17/2027	43	43
Philip Morris International, Inc. 5.625% 11/17/2029	23	24
Philip Morris International, Inc. 5.125% 2/15/2030	56	57
Philip Morris International, Inc. 5.50% 9/7/2030	70	72
Philip Morris International, Inc. 5.75% 11/17/2032	16	17
Philip Morris International, Inc. 5.375% 2/15/2033	55	56
Philip Morris International, Inc. 5.625% 9/7/2033	30	31
Philip Morris International, Inc. 4.90% 11/1/2034	90	89
Post Holdings, Inc. 6.375% 3/1/2033 (h)	330	328
Prestige Brands, Inc. 6.25% 7/15/2034 (h)	45	45
		3,197

Materials 0.14%
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	35
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	60	61
Celanese US Holdings, LLC 7.35% 11/15/2028	36	38
Celanese US Holdings, LLC 7.55% 11/15/2030	27	29
Celanese US Holdings, LLC 7.379% 7/15/2032	10	11
Celanese US Holdings, LLC 7.45% 11/15/2033	23	25
Celanese US Holdings, LLC 7.375% 2/15/2034	310	320
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (h)	545	552
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (h)	40	40
Consolidated Energy Finance SA 5.625% 10/15/2028 (h)	750	721
Dow Chemical Co. (The) 5.35% 3/15/2035	7	7
Dow Chemical Co. (The) 5.65% 3/15/2036	4	4
Dow Chemical Co. (The) 5.55% 11/30/2048	15	13
Dow Chemical Co. (The) 3.60% 11/15/2050	75	50
Dow Chemical Co. (The) 6.90% 5/15/2053	6	6
Dow Chemical Co. (The) 5.60% 2/15/2054	63	56
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (h)	75	74
LYB International Finance III, LLC 5.125% 1/15/2031	2	2
LYB International Finance III, LLC 5.50% 3/1/2034	5	5
LYB International Finance III, LLC 6.15% 5/15/2035	6	6
LYB International Finance III, LLC 5.875% 1/15/2036	38	38
LYB International Finance III, LLC 3.625% 4/1/2051	102	67
NOVA Chemicals Corp. 8.50% 11/15/2028 (h)	10	10
NOVA Chemicals Corp. 4.25% 5/15/2029 (h)	325	316
		2,509
Total corporate bonds and notes		72,753

103	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 0.53%
Other asset-backed securities 0.28%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (e)(h)	USD28	$28
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (e)(h)	210	212
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (e)(h)	20	20
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (e)(h)	395	399
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (e)(h)	342	285
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (e)(h)	85	70
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (e)(h)	90	55
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (e)(h)	90	57
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (e)(h)	307	244
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (e)(h)	476	477
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (e)(h)	101	101
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (e)(h)	120	121
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (e)(h)	298	283
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (e)(h)	55	51
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (e)(h)	63	62
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (e)(h)	242	232
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (e)(h)	345	342
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (e)(h)	105	105
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (e)(h)	935	773
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (e)(h)	191	192
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (e)(h)	158	157
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (e)(h)	100	101
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (e)(h)	127	127
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (e)(h)	9	9
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (e)(h)	27	27
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (e)(h)	67	67
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (e)(h)	156	156
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (e)(h)	8	8
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (e)(h)	8	8
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (e)(h)	57	56
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (e)(h)	131	131
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (e)(h)	54	55
		5,011

Auto loan 0.18%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (e)(h)	339	347
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (e)(h)	149	149
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (e)(h)	37	38
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (e)(h)	81	81
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (e)(h)	163	164
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (e)(h)	176	177
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (e)(h)	181	184
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (e)(h)	45	45
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (e)(h)	285	288
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (e)(h)	184	188
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028 (e)	4	4
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028 (e)	48	48
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (e)(h)	268	266
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (e)(h)	100	99
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (e)(h)	100	99
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (e)(h)	187	189
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028 (e)	15	15
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (e)(h)	75	74
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (e)(h)	35	35
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (e)(h)	35	35
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (e)(h)	483	485
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (e)(h)	150	151
		3,161

American Funds Insurance Series	104

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)

Credit card 0.05%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (e)(h)	USD400	$400
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (e)(h)	246	246
Mission Lane Credit Card Master Trust, Series 2026-A, Class C, 5.69% 7/15/2032 (e)(h)	117	117
Mission Lane Credit Card Master Trust, Series 2026-A, Class D, 6.27% 7/15/2032 (e)(h)	100	101
		864

Student loan 0.02%
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (e)(h)	77	73
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (e)(h)	155	147
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.494% 4/20/2062 (e)(f)(h)	81	81
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (e)(h)	35	32
		333
Total asset-backed obligations		9,369
Bonds & notes of governments & government agencies outside the U.S. 0.19%
Mexico 0.09%
United Mexican States 3.25% 4/16/2030	200	187
United Mexican States 6.25% 8/27/2037	1,125	1,126
United Mexican States 7.375% 5/13/2055	245	260
		1,573

Brazil 0.08%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL7,514	1,343

Saudi Arabia 0.01%
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	USD200	197

Peru 0.01%
Peru (Republic of) 2.783% 1/23/2031	190	175
Total bonds & notes of governments & government agencies outside the U.S.		3,288
Loans 0.04%
Industrials 0.03%
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (f)(l)	583	528

Financials 0.01%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (a)(f)(h)(l)	183	184
Total loans		712
Municipals 0.02%
Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	179	181

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	135	141
Total municipals		322
Total bonds, notes & other debt instruments (cost: $295,141,000)		293,487

105	American Funds Insurance Series

Capital Income Builder (continued)
Investment funds 2.17%	Shares	Value (000)
Capital Group Central Corporate Bond Fund (m)	4,588,065	$38,448
Total investment funds (cost: $41,746,000)		38,448
Short-term securities 4.99%
Money market investments 4.99%
Capital Group Central Cash Fund 3.70% (m)(n)	883,991	88,390
Total short-term securities (cost: $88,383,000)		88,390
Total investment securities 101.00% (cost: $1,312,180,000)		1,788,063
Other assets less liabilities (1.00)%		(17,678)
Net assets 100.00%		$1,770,385
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month SOFR Futures	Long	340	3/17/2027	USD81,566	$(252)
2 Year U.S. Treasury Note Futures	Long	402	10/5/2026	82,865	(56)
5 Year U.S. Treasury Note Futures	Long	226	10/5/2026	24,193	75
10 Year U.S. Treasury Note Futures	Long	3	9/30/2026	330	2
10 Year Ultra U.S. Treasury Note Futures	Short	37	9/30/2026	(4,161)	8
20 Year U.S. Treasury Bond Futures	Long	42	9/30/2026	4,767	127
30 Year Ultra U.S. Treasury Bond Futures	Long	86	9/30/2026	9,989	352
					$256
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	761	BRL	3,958	Goldman Sachs	7/13/2026	$(3)
USD	618	BRL	3,135	HSBC Bank	7/17/2026	14
EUR	60	USD	69	UBS AG	7/20/2026	— (b)
EUR	135	USD	156	HSBC Bank	7/20/2026	(2)
						$9

American Funds Insurance Series	106

Capital Income Builder (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.055%	Annual	4/6/2031	USD6,700	$244	$—	$244
SOFR	Annual	4.1275%	Annual	7/27/2050	USD310	4	—	4
SOFR	Annual	2.91%	Annual	9/18/2050	USD592	117	—	117
						$365	$—	$365
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
14.45%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL2,180	$4	$—	$4
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD416	$(34)	$(33)	$(1)
CDX.EM.45	1.00%	Quarterly	6/20/2031	140	2	4	(2)
					$(32)	$(29)	$(3)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (o) (000)	Value at 6/30/2026 (p) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD1,148	$25	$24	$1
Investments in affiliates (m)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Investment funds 2.17%
Capital Group Central Corporate Bond Fund	$38,098	$893	$—	$—	$(543)	$38,448	$893

107	American Funds Insurance Series

Capital Income Builder (continued)
Investments in affiliates (m) (continued)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 4.99%
Money market investments 4.99%
Capital Group Central Cash Fund 3.70% (n)	$81,415	$166,841	$159,852	$1	$(15)	$88,390	$1,439
Total 7.16%				$1	$(558)	$126,838	$2,332

(a)	Value determined using significant unobservable inputs.
(b)	Amount less than one thousand.
(c)	Non-income producing.
(d)	Index-linked bond whose principal amount moves with a government price index.
(e)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)	Represents securities transacted on a TBA basis.
(h)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $52,363,000, which represented 2.96% of the net assets of the fund.

(i)	Step bond; coupon rate may change at a later date.
(j)	Scheduled interest and/or principal payment was not received.
(k)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(l)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(m)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(n)	Rate represents the seven-day yield at 6/30/2026.
(o)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(p)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CME = CME Group
EUR = Euros
Fncg. = Financing
GBP = British pounds
GO = General Obligation

HKD = Hong Kong dollars
ICE = Intercontinental Exchange, Inc.
MXN = Mexican pesos
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	108

Asset Allocation Fund
Investment portfolio June 30, 2026unaudited

Common stocks 61.48%	Shares	Value (000)
Information technology 20.03%
Broadcom, Inc.	3,426,106	$1,294,211
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,632,974	779,859
Taiwan Semiconductor Manufacturing Co., Ltd.	2,250,000	172,775
Micron Technology, Inc.	608,625	702,530
Apple, Inc.	1,899,315	549,586
Microsoft Corp.	1,314,273	490,250
KLA Corp.	931,314	280,987
NVIDIA Corp.	1,389,978	278,121
Intel Corp. (a)	1,796,261	250,812
Quantinuum, Inc., Class A (a)	1,912,196	156,303
ASML Holding NV (ADR)	71,326	141,899
International Business Machines Corp.	327,781	92,175
Applied Materials, Inc.	121,247	87,662
Hewlett Packard Enterprise Co.	1,726,567	77,885
Amphenol Corp., Class A	440,568	77,681
Diebold Nixdorf, Inc. (a)	532,940	45,310
Shopify, Inc., Class A, subordinate voting shares (a)	310,000	35,396
Western Digital Corp.	54,638	34,898
Strategy, Inc., Class A (a)	400,651	34,829
ARM Holdings PLC (ADR) (a)	82,275	29,172
SK hynix, Inc.	13,239	23,358
Salesforce, Inc.	126,621	19,836
AppLovin Corp., Class A (a)	20,196	10,406
MACOM Technology Solutions Holdings, Inc. (a)	11,985	4,559
Cerebras Systems, Inc., Class A (a)	17,500	3,867
		5,674,367

Industrials 8.21%
ATI, Inc. (a)	1,712,904	337,613
GE Vernova, Inc.	282,751	332,193
Boeing Co. (The) (a)	1,376,035	297,870
Deere & Co.	356,705	226,269
TransDigm Group, Inc.	141,713	188,767
Union Pacific Corp.	640,146	174,120
General Electric Co.	351,868	131,504
Caterpillar, Inc.	117,500	125,126
Quanta Services, Inc.	142,302	102,463
United Rentals, Inc.	76,747	86,946
Safran SA	170,187	67,285
FTAI Aviation, Ltd.	238,568	64,540
Trane Technologies PLC	128,383	63,057
L3Harris Technologies, Inc.	200,000	58,118
BWX Technologies, Inc.	98,283	19,131
Carrier Global Corp.	259,830	19,058
Airbus SE, non-registered shares	76,452	17,016
Ingersoll-Rand, Inc.	197,716	16,211
		2,327,287

Financials 7.42%
Aon PLC, Class A	589,049	195,382
Bank of America Corp.	3,313,688	188,814
Visa, Inc., Class A	549,488	188,524
Fiserv, Inc. (a)	3,136,983	153,869
Apollo Asset Management, Inc.	1,191,529	140,970
Arthur J. Gallagher & Co.	609,691	139,967
Synchrony Financial	1,549,077	117,807
Ares Management Corp., Class A (b)	949,769	105,719
Berkshire Hathaway, Inc., Class A (a)	81	60,657
Berkshire Hathaway, Inc., Class B (a)	75,000	37,529

109	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Capital One Financial Corp.	440,000	$88,273
Mastercard, Inc., Class A	150,930	77,518
Brookfield Corp., Class A	1,805,226	76,884
Wells Fargo & Co.	886,590	73,268
Citigroup, Inc.	475,000	66,481
Brown & Brown, Inc.	964,468	61,871
Progressive Corp.	280,641	61,306
Morgan Stanley	219,557	45,896
JPMorgan Chase & Co.	138,465	45,324
American Express Co.	104,981	35,510
Blackstone, Inc.	300,000	35,301
Kinsale Capital Group, Inc.	76,390	25,194
Goldman Sachs Group, Inc.	24,707	24,988
Blue Owl Capital, Inc., Class A	2,744,400	24,013
Fidelity National Information Services, Inc.	459,035	17,847
Intercontinental Exchange, Inc.	110,132	13,558
Sberbank of Russia PJSC (c)	8,880,000	— (d)
		2,102,470

Health care 6.09%
Vertex Pharmaceuticals, Inc. (a)	653,520	324,623
Gilead Sciences, Inc.	1,575,564	199,057
Eli Lilly and Co.	162,065	194,386
UnitedHealth Group, Inc.	421,617	175,237
CVS Health Corp.	1,451,353	150,142
Alnylam Pharmaceuticals, Inc. (a)	460,972	138,766
Amgen, Inc.	380,186	137,673
Illumina, Inc. (a)	599,527	105,415
Johnson & Johnson	337,126	85,620
Thermo Fisher Scientific, Inc.	104,973	52,629
Cooper Cos., Inc. (a)	591,128	42,390
Boston Scientific Corp. (a)	823,445	35,145
Align Technology, Inc. (a)	203,074	34,250
AbbVie, Inc.	129,914	32,691
Rotech Healthcare, Inc. (a)(c)(e)	184,138	12,982
Keenova Therapeutics PLC (a)	36,079	3,548
Par Health, Inc. (a)(f)	36,079	249
		1,724,803

Consumer discretionary 5.00%
Booking Holdings, Inc.	1,595,087	284,308
Amazon.com, Inc. (a)	884,061	210,707
Royal Caribbean Cruises, Ltd.	402,201	127,711
D.R. Horton, Inc.	610,377	99,418
Carnival Corp., Ltd.	2,758,206	78,802
Darden Restaurants, Inc.	372,905	76,822
Home Depot, Inc.	217,702	76,779
Compagnie Financiere Richemont SA, Class A	321,887	74,693
Tesla, Inc. (a)	172,900	72,722
Starbucks Corp.	705,248	72,069
Texas Roadhouse, Inc.	360,436	69,647
NIKE, Inc., Class B	972,604	39,926
Toll Brothers, Inc.	230,594	37,990
Hilton Worldwide Holdings, Inc.	113,729	37,583
Restaurant Brands International, Inc.	416,079	30,170

American Funds Insurance Series	110

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
AutoZone, Inc. (a)	6,554	$20,946
DraftKings, Inc., Class A (a)	237,954	6,011
Aimbridge Topco, LLC (a)(c)	10,722	721
		1,417,025

Communication services 4.75%
Alphabet, Inc., Class A	1,136,596	406,185
Alphabet, Inc., Class C	1,050,585	371,203
Meta Platforms, Inc., Class A	525,416	295,961
Comcast Corp., Class A	5,734,446	140,781
Netflix, Inc. (a)	737,587	52,664
Space Exploration Technologies Corp., Class A (a)(b)	167,808	28,672
Charter Communications, Inc., Class A (a)	191,600	27,247
Walt Disney Co. (The)	156,965	15,108
AT&T, Inc.	416,628	8,624
		1,346,445

Materials 4.22%
Wheaton Precious Metals Corp.	2,238,944	251,478
Royal Gold, Inc.	1,217,374	243,000
Franco-Nevada Corp. (CAD denominated)	1,035,799	216,128
Lundin Mining Corp.	7,198,939	175,424
First Quantum Minerals, Ltd. (a)	3,889,750	106,250
Glencore PLC	10,884,680	74,241
Southern Copper Corp.	324,220	56,499
Corteva, Inc.	630,610	53,407
Agnico Eagle Mines, Ltd. (CAD denominated)	71,601	11,125
Air Products and Chemicals, Inc.	27,922	8,186
Venator Materials PLC (a)(c)	4,096	— (d)
		1,195,738

Consumer staples 3.11%
Philip Morris International, Inc.	3,041,889	550,308
Keurig Dr Pepper, Inc.	2,750,000	90,008
Constellation Brands, Inc., Class A	549,955	76,493
Costco Wholesale Corp.	65,318	61,103
Nestle SA	356,883	36,650
US Foods Holding Corp. (a)	221,900	22,689
Estee Lauder Cos., Inc. (The), Class A	264,310	20,867
Coca-Cola Co.	160,431	13,038
Procter & Gamble Co.	75,358	11,051
		882,207

Utilities 1.33%
Southern Co. (The)	2,250,990	215,442
DTE Energy Co.	828,774	126,280
Vistra Corp.	135,433	21,484
FirstEnergy Corp.	284,842	13,542
		376,748

Energy 1.23%
ConocoPhillips	824,000	85,663
Canadian Natural Resources, Ltd. (CAD denominated)	2,124,209	84,055
EOG Resources, Inc.	593,674	77,017
Exxon Mobil Corp.	443,633	60,653

111	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Diamondback Energy, Inc.	153,044	$26,902
SLB, Ltd.	286,500	13,319
Altera Infrastructure, LP (a)(c)	16,130	697
Expand Energy Corp.	2,101	192
New Fortress Energy, Inc., Class A (a)	150,315	55
		348,553

Real estate 0.09%
Simon Property Group, Inc. REIT	92,472	20,682
Service Properties Trust REIT	1,180,000	1,994
Ventas, Inc. REIT	12,423	1,103
		23,779
Total common stocks (cost: $8,837,905,000)		17,419,422
Preferred securities 0.23%
Information technology 0.23%
Anthropic, PBC, Class H, preferred shares (a)(c)(e)	108,679	64,013

Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(c)(f)	450	837
Total preferred securities (cost: $64,479,000)		64,850
Rights & warrants 0.00%
Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (a)(c)	4	— (d)
Total rights & warrants (cost: $0)		— (d)
Convertible stocks 0.14%
Information technology 0.07%
Strategy, Inc. 8.00% perpetual convertible preferred shares	289,834	17,048
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	39,600	1,780
		18,828

Industrials 0.06%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	262,145	17,642

Utilities 0.01%
NextEra Energy, Inc., convertible preferred shares, 7.299% 6/1/2027	31,700	1,685

Communication services 0.00%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	13,200	672
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	13,200	664
		1,336
Total convertible stocks (cost: $41,264,000)		39,491

American Funds Insurance Series	112

Asset Allocation Fund (continued)
Convertible bonds & notes 0.13%	Principal amount (000)	Value (000)
Information technology 0.06%
Corweave, Inc., convertible notes, 1.75% 10/1/2032 (f)	USD1,421	$1,568
Lumentum Holdings, Inc., convertible notes, 0.375% 3/15/2032 (f)	314	1,450
Seagate HDD Cayman, convertible notes, 3.50% 6/1/2028	150	1,751
Terawulf, Inc., convertible notes, 1.00% 9/1/2031 (f)	1,739	3,727
Viavi Solutions, Inc., convertible notes, 0.625% 3/1/2031 (f)	421	1,499
Western Digital Corp., convertible notes, 3.00% 11/15/2028	416	7,009
		17,004

Communication services 0.02%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (g)	1,290	4,032
Live Nation Entertainment, Inc., convertible notes, 2.875% 1/15/2030	1,578	1,887
		5,919

Real estate 0.02%
Digital Realty Trust, LP, convertible notes, 1.875% 11/15/2029 (f)	1,715	1,842
Welltower OP, LLC, convertible notes, 2.75% 5/15/2028 (f)	1,422	3,366
		5,208

Health care 0.01%
Alnylam Pharmaceuticals, Inc., convertible notes, 1.00% 9/15/2027	1,190	1,434
Halozyme Therapeutics, Inc., convertible notes, 1.00% 8/15/2028	1,818	2,658
		4,092

Utilities 0.01%
CenterPoint Energy, Inc., convertible notes, 3.00% 8/1/2028 (f)	2,785	2,963

Industrials 0.01%
Uber Technologies, Inc., convertible notes, 0.875% 12/1/2028	1,572	1,883

Financials 0.00%
Jazz Investments, convertible notes, 3.125% 9/15/2030	881	1,503
Total convertible bonds & notes (cost: $28,349,000)		38,572
Bonds, notes & other debt instruments 30.95%
U.S. Treasury bonds & notes 11.82%
U.S. Treasury 11.66%
U.S. Treasury 4.125% 2/15/2027	1,258	1,259
U.S. Treasury 2.625% 5/31/2027	96,250	94,985
U.S. Treasury 0.50% 6/30/2027	28,098	27,118
U.S. Treasury 3.75% 6/30/2027	18,100	18,037
U.S. Treasury 4.125% 9/30/2027	90,000	89,978
U.S. Treasury 3.375% 11/30/2027	118	116
U.S. Treasury 3.375% 2/29/2028	143,000	141,227
U.S. Treasury 4.00% 2/29/2028	46,200	46,081
U.S. Treasury 3.625% 3/31/2028	9	9
U.S. Treasury 3.875% 3/31/2028	177,790	176,924
U.S. Treasury 3.50% 4/30/2028	5,600	5,535
U.S. Treasury 4.00% 5/31/2028	16,000	15,954
U.S. Treasury 4.125% 6/30/2028	416,557	416,338
U.S. Treasury 4.00% 1/31/2029	8,844	8,808
U.S. Treasury 2.875% 4/30/2029	50,000	48,292
U.S. Treasury 4.125% 6/15/2029	1,556	1,555

113	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.25% 6/30/2029	USD36,885	$36,974
U.S. Treasury 4.00% 3/31/2030	83,865	83,341
U.S. Treasury 0.625% 5/15/2030	9,358	8,178
U.S. Treasury 3.875% 6/30/2030	21,920	21,667
U.S. Treasury 4.00% 7/31/2030	8,160	8,102
U.S. Treasury 4.875% 10/31/2030	10,491	10,768
U.S. Treasury 3.50% 11/30/2030	7,890	7,669
U.S. Treasury 3.50% 2/28/2031	141,000	136,875
U.S. Treasury 3.875% 3/31/2031	251,942	248,399
U.S. Treasury 4.125% 5/31/2031	16,000	15,944
U.S. Treasury 4.125% 6/30/2031	288,579	287,576
U.S. Treasury 4.25% 6/30/2031	17,165	17,193
U.S. Treasury 2.875% 5/15/2032	50,000	46,428
U.S. Treasury 4.00% 6/30/2032	17,325	17,085
U.S. Treasury 4.125% 11/15/2032	648	642
U.S. Treasury 3.50% 2/15/2033	27,034	25,797
U.S. Treasury 4.25% 3/31/2033	12,207	12,171
U.S. Treasury 4.25% 6/30/2033	132,186	131,675
U.S. Treasury 3.875% 8/15/2033 (h)	138,911	135,096
U.S. Treasury 4.375% 5/15/2034	14,285	14,292
U.S. Treasury 4.25% 11/15/2034	2,075	2,055
U.S. Treasury 4.00% 11/15/2035	75,230	72,779
U.S. Treasury 4.375% 5/15/2036	140,739	140,002
U.S. Treasury 1.375% 11/15/2040	59,338	38,385
U.S. Treasury 1.75% 8/15/2041	24,960	16,739
U.S. Treasury 2.00% 11/15/2041	1,058	733
U.S. Treasury 4.625% 5/15/2044	14,927	14,422
U.S. Treasury 5.00% 5/15/2045	3,325	3,354
U.S. Treasury 2.50% 2/15/2046	3,365	2,321
U.S. Treasury 4.625% 2/15/2046	6,986	6,707
U.S. Treasury 5.00% 5/15/2046	207,042	208,595
U.S. Treasury 3.00% 5/15/2047	8,383	6,224
U.S. Treasury 3.00% 2/15/2048	301	222
U.S. Treasury 2.25% 2/15/2052	72,025	43,378
U.S. Treasury 4.00% 11/15/2052	5,700	4,877
U.S. Treasury 3.625% 2/15/2053 (h)	145,025	116,031
U.S. Treasury 3.625% 5/15/2053	18,989	15,178
U.S. Treasury 4.25% 2/15/2054	23,191	20,694
U.S. Treasury 4.25% 8/15/2054	37,315	33,318
U.S. Treasury 4.625% 2/15/2055	6,175	5,869
U.S. Treasury 4.625% 11/15/2055	37,200	35,393
U.S. Treasury 4.75% 2/15/2056	163,827	159,142
		3,304,506

U.S. Treasury inflation-protected securities 0.16%
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (i)	32,188	31,680
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (i)	12,940	12,158
		43,838
Total U.S. Treasury bonds & notes		3,348,344
Corporate bonds and notes 9.19%
Financials 2.35%
AerCap Ireland Capital DAC 2.45% 10/29/2026	4,890	4,860
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (f)	2,295	2,248
Ally Financial, Inc. 8.00% 11/1/2031	2,688	2,984
American Express Co. 4.444% 5/3/2030 (USD-SOFR + 0.811% on 5/3/2029) (j)	900	895
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (j)	2,407	2,569

American Funds Insurance Series	114

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (j)	USD411	$405
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (j)	2,885	2,945
American International Group, Inc. 5.125% 3/27/2033	1,882	1,896
Aon North America, Inc. 5.45% 3/1/2034	230	235
Apollo Debt Solutions BDC 6.90% 4/13/2029	133	137
Apollo Debt Solutions BDC 5.875% 8/30/2030	111	110
Apollo Debt Solutions BDC 5.70% 1/23/2031 (f)	2,987	2,925
Apollo Debt Solutions BDC 6.70% 7/29/2031	1,000	1,020
Apollo Debt Solutions BDC 6.55% 3/15/2032 (f)	5,376	5,423
Apollo Debt Solutions BDC 6.55% 3/15/2032	534	539
Arch Capital Group, Ltd. 5.25% 6/15/2036	2,433	2,430
Arch Capital Group, Ltd. 5.95% 6/15/2056	133	134
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (f)	830	840
Ares Capital Corp. 5.55% 1/15/2030	8,554	8,508
Aretec Group, Inc. 7.50% 4/1/2029 (f)	1,250	1,246
Asurion, LLC 8.00% 12/31/2032 (f)	2,075	2,092
Asurion, LLC 8.375% 2/1/2034 (f)	940	871
Athene Holding, Ltd. 6.625% 5/19/2055	290	282
Banco Bilbao Vizcaya Argentaria SA 4.968% 5/8/2031	5,000	4,993
Banco Nacional de Comercio Exterior, Sociedad Nacional de Credito, 6.00% 5/14/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.956% on 5/14/2031) (f)(j)	430	427
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (f)(j)	12,850	12,672
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (j)	2,176	2,070
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (j)	485	462
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (j)	4,863	4,977
Bank of America Corp. 4.477% 4/23/2030 (USD-SOFR + 0.87% on 4/23/2029) (j)	90	89
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (j)	1,243	1,173
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (j)	4,206	3,752
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (j)	896	795
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (j)	6,500	6,387
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031) (j)	5,025	4,558
Bank of America Corp. 4.695% 4/23/2032 (USD-SOFR + 1.04% on 4/23/2031) (j)	2,418	2,398
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (j)	621	549
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (j)	1,800	1,603
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (j)	947	855
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (j)	4,064	4,119
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (j)	9,000	8,867
Bank of Ireland Group PLC 4.997% 11/12/2032 (USD-SOFR Index + 1.16% on 11/12/2031) (f)(j)	5,375	5,373
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (j)	2,000	1,998
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (f)(j)	2,220	2,294
Blackstone Private Credit Fund 4.00% 1/15/2029	257	246
Blackstone Private Credit Fund 5.95% 7/16/2029	8,721	8,727
Blackstone Private Credit Fund 5.25% 4/1/2030	259	252
Blackstone Private Credit Fund 6.25% 1/25/2031	839	840
Blackstone Private Credit Fund 5.35% 3/12/2031	2,288	2,201
Blackstone Private Credit Fund 5.95% 5/15/2031	837	824
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (f)	2,998	2,985
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (f)(j)	2,535	2,396
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (f)(j)	8,155	8,041
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (f)(j)	9,079	8,897
Brown & Brown, Inc. 4.60% 12/23/2026	1,250	1,251
Brown & Brown, Inc. 4.90% 6/23/2030	10,750	10,737
Brown & Brown, Inc. 5.25% 6/23/2032	358	359
Brown & Brown, Inc. 5.55% 6/23/2035	4,915	4,907
Brown & Brown, Inc. 6.25% 6/23/2055	1,888	1,906
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (f)(j)	1,734	1,720
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (j)	341	346

115	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Chubb INA Holdings, LLC 5.00% 3/15/2034	USD4,623	$4,638
Chubb INA Holdings, LLC 4.90% 8/15/2035	600	592
Chubb INA Holdings, LLC 4.35% 11/3/2045	400	343
Cipher Compute, LLC 7.125% 11/15/2030 (f)	695	723
Citibank, NA 4.554% 6/18/2029 (USD-SOFR + 0.595% on 6/18/2028) (j)	2,500	2,498
Citibank, NA 4.914% 5/29/2030	4,825	4,885
Citibank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (j)	1,150	1,149
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (j)	6,497	6,514
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (j)	2,242	2,266
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (j)	4,257	4,228
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (j)	48	47
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (j)	2,506	2,222
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (j)	1,164	1,199
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (j)	1,551	1,563
CME Group, Inc. 3.75% 6/15/2028	3,069	3,040
Coinbase Global, Inc. 3.375% 10/1/2028 (f)	6,514	6,188
Coinbase Global, Inc. 3.625% 10/1/2031 (f)	8,066	7,032
Corebridge Financial, Inc. 3.65% 4/5/2027	914	908
Corebridge Financial, Inc. 3.85% 4/5/2029	556	544
Corebridge Financial, Inc. 3.90% 4/5/2032	315	296
Corebridge Financial, Inc. 4.35% 4/5/2042	182	154
Corebridge Financial, Inc. 4.40% 4/5/2052	438	353
Corebridge Global Funding 4.80% 5/29/2029 (f)	660	659
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (j)	5,959	5,900
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (j)	1,109	1,117
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (j)	2,016	2,077
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (j)	750	785
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (j)	300	283
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (j)	7,410	7,305
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (j)	9,407	9,386
FS KKR Capital Corp. 7.50% 8/1/2031	10,762	10,723
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (j)	1,970	1,955
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (j)	13,157	13,046
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (j)	2,325	2,327
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (j)	2,184	2,174
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (j)	4,077	3,988
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031) (j)	250	225
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (j)	10,339	10,335
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (j)	4,994	4,851
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (j)	3,929	3,838
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (j)	1,792	1,355
Goldman Sachs Group, Inc. 5.541% 1/21/2047 (USD-SOFR + 1.32% on 1/21/2046) (j)	9,000	8,710
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028	2,741	2,727
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029	650	645
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030	650	659
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	650	642
Guardian Life Global Funding 4.809% 6/1/2031 (f)	823	823
HPS Corporate Lending Fund 6.25% 9/30/2029	1,916	1,930
HPS Corporate Lending Fund 5.85% 6/5/2030	1,916	1,890
HPS Corporate Lending Fund 6.30% 8/19/2031 (f)	5,360	5,348
HSBC Holdings PLC 4.398% 3/10/2030 (USD-SOFR + 0.99% on 3/10/2029) (j)	8,825	8,733
HSBC Holdings PLC 4.675% 3/10/2032 (USD-SOFR + 1.21% on 3/10/2031) (j)	8,695	8,578
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (j)	937	847
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (j)	873	784
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (j)	15,084	15,185
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (j)	809	835
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (j)	480	473
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (j)	537	575
Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,020	2,064

American Funds Insurance Series	116

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (f)(j)	USD11,122	$12,859
ION Platform Finance US, Inc. 4.625% 5/1/2028 (f)	125	114
ION Platform Finance US, Inc. 8.75% 5/1/2029 (f)	474	423
ION Platform Finance US, Inc. 9.50% 5/30/2029 (f)	560	512
ION Platform Finance US, Inc. 9.00% 8/1/2029 (f)	230	205
ION Platform Finance US, Inc. 7.875% 9/30/2032 (f)	835	606
Jane Street Group, LLC 6.75% 5/1/2033 (f)	4,700	4,836
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (j)	1,066	1,069
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (j)	1,550	1,547
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (j)	3,351	3,361
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (j)	3,630	3,630
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028) (j)	794	757
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (j)	4,250	4,380
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (j)	927	947
JPMorgan Chase & Co. 4.408% 4/23/2030 (USD-SOFR + 0.82% on 4/23/2029) (j)	750	744
JPMorgan Chase & Co. 2.739% 10/15/2030 (3-month USD CME Term SOFR + 1.51% on 10/15/2029) (j)	707	664
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (j)	4,261	4,243
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (j)	4,045	3,561
JPMorgan Chase & Co. 2.58% 4/22/2032 (3-month USD CME Term SOFR + 1.25% on 4/22/2031) (j)	525	473
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (j)	1,187	1,174
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (j)	1,081	1,093
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (j)	2,931	3,014
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (j)	840	817
JPMorgan Chase & Co. 5.148% 4/23/2037 (USD-SOFR + 1.26% on 4/23/2036) (j)	9,814	9,747
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (j)	1,222	1,217
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	1,705	1,699
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	7,000	7,015
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,250	2,229
Marsh & McLennan Cos., Inc. 4.90% 3/15/2049	719	640
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	920	581
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	1,792	1,695
Mastercard, Inc. 4.35% 1/15/2032	551	543
Mastercard, Inc. 4.85% 3/9/2033	258	260
Metropolitan Life Global Funding I 5.15% 3/28/2033 (f)	1,600	1,619
Mizuho Financial Group, Inc. 4.782% 7/13/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.68% on 7/13/2029) (j)	10,708	10,693
Mizuho Financial Group, Inc. 4.965% 7/13/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/13/2031) (j)	13,443	13,408
Morgan Stanley 3.125% 7/27/2026	325	325
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (j)	2,525	2,545
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (j)	1,547	1,568
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (j)	3,775	3,724
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (j)	5,750	5,676
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (j)	1,541	1,555
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (j)	8,175	8,069
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (j)	5,278	5,245
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (j)	4,246	4,276
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (j)	1,465	1,457
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (j)	675	683
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (j)	5,192	5,078
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (j)	3,952	3,439
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (j)	3,433	3,391
Morgan Stanley 4.809% 4/16/2032 (USD-SOFR + 1.18% on 4/16/2031) (j)	9,456	9,384
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (j)	6,735	6,525
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (j)	11,813	11,557
Morgan Stanley 5.296% 4/10/2037 (USD-SOFR + 1.41% on 4/16/2036) (j)	600	597
Morgan Stanley Bank, NA 4.788% 5/10/2030 (USD-SOFR Index + 0.974% on 5/10/2029) (j)	311	311
Navient Corp. 7.875% 6/15/2032	20	19

117	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
New York Life Global Funding 2.35% 7/14/2026 (f)	USD529	$529
New York Life Global Funding 4.55% 1/28/2033 (f)	1,132	1,111
Northwestern Mutual Global Funding 1.75% 1/11/2027 (f)	2,240	2,211
Osaic Holdings, Inc. 8.00% 8/1/2033 (f)	3,750	3,767
PayPal Holdings, Inc. 2.65% 10/1/2026	593	591
PayPal Holdings, Inc. 2.30% 6/1/2030	552	505
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (j)	442	446
PNC Financial Services Group, Inc. 4.075% 1/26/2029 (USD-SOFR + 0.61% on 1/26/2028) (j)	855	848
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (j)	596	611
Power Finance Corp., Ltd. 5.25% 8/10/2028	383	385
Power Finance Corp., Ltd. 6.15% 12/6/2028	350	360
Power Finance Corp., Ltd. 4.50% 6/18/2029	554	546
Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,165
Progressive Corp. 4.60% 3/26/2031	845	843
Progressive Corp. 5.15% 3/26/2036	5,557	5,557
Prudential Financial, Inc. 4.35% 2/25/2050	1,976	1,601
Prudential Financial, Inc. 3.70% 3/13/2051	677	491
Royal Bank of Canada, 4.612% 5/3/2032 (USD-SOFR + 1.01% on 5/3/2031) (j)	898	888
Starwood Property Trust, Inc. 4.375% 1/15/2027 (f)	3,580	3,581
Starwood Property Trust, Inc. 5.25% 10/15/2028 (f)	4,650	4,632
Starwood Property Trust, Inc. 5.875% 8/15/2029 (f)	1,755	1,761
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (f)	6,611	6,589
Stonebriar ABF Issuer, LLC 7.00% 8/15/2031 (f)	4,240	4,243
Sumitomo Mitsui Financial Group, Inc. 4.934% 7/7/2032 (USD-SOFR + 1.05% on 7/7/2031) (j)	3,119	3,109
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (f)(j)	1,000	998
Travelers Cos., Inc. 4.00% 5/30/2047	771	616
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (j)	1,677	1,767
U.S. Bancorp 2.375% 7/22/2026	3,584	3,580
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (j)	3,808	3,878
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (f)(j)	800	791
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (f)(j)	3,204	3,250
UniCredit SpA 4.625% 4/12/2027 (f)	625	626
Visa, Inc. 4.10% 2/12/2031	9,000	8,910
Voyager Parent, LLC 9.25% 7/1/2032 (f)	5,628	5,955
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (j)	6,295	6,352
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (j)	358	351
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (j)	6,474	6,698
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (j)	3,975	3,923
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (j)	4,616	4,346
Wells Fargo & Co. 4.844% 5/20/2032 (USD-SOFR + 0.97% on 5/20/2031) (j)	14,260	14,215
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (j)	3,360	3,628
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (j)	810	791
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (j)	2,980	2,685
Westpac Banking Corp. 2.963% 11/16/2040	1,344	998
		666,326

Consumer discretionary 1.18%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	452
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	748
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	181
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (f)	1,925	1,979
Amazon.com, Inc. 4.10% 11/20/2030	8,200	8,062
Amazon.com, Inc. 4.55% 3/13/2033	5,654	5,564
Amazon.com, Inc. 4.35% 3/20/2033	6,500	6,329
Amazon.com, Inc. 4.65% 11/20/2035	10,460	10,176

American Funds Insurance Series	118

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Amazon.com, Inc. 4.875% 3/13/2036	USD3,270	$3,220
Amazon.com, Inc. 5.45% 11/20/2055	9,382	8,877
Brightstar Lottery PLC 5.75% 1/15/2033 (f)	3,785	3,713
Caesars Entertainment, Inc. 6.50% 2/15/2032 (f)	1,610	1,572
Caesars Entertainment, Inc. 6.00% 10/15/2032 (f)	3,100	2,812
Carnival Corp., Ltd. 4.00% 8/1/2028 (f)	2,375	2,332
Carnival Corp., Ltd. 5.125% 5/1/2029 (f)	1,500	1,498
Carnival Corp., Ltd. 5.75% 8/1/2032 (f)	1,570	1,587
Carnival Corp., Ltd. 6.125% 2/15/2033 (f)	1,270	1,286
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (f)	6,570	6,604
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (f)	604	609
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (f)	1,350	1,279
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (f)	3,281	3,314
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (f)	8,140	8,244
Flutter Treasury DAC 5.875% 6/4/2031 (f)	3,562	3,551
Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,111	2,180
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,385	3,415
Ford Motor Credit Co., LLC 4.97% 4/6/2029	715	708
Ford Motor Credit Co., LLC 5.875% 11/7/2029	6,830	6,914
Ford Motor Credit Co., LLC 5.73% 9/5/2030	6,275	6,312
Ford Motor Credit Co., LLC 5.42% 4/9/2031	2,207	2,189
Ford Motor Credit Co., LLC 6.532% 3/19/2032	4,600	4,756
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,517
Ford Motor Credit Co., LLC 6.125% 3/8/2034	7,130	7,180
Ford Motor Credit Co., LLC 6.50% 2/7/2035	4,370	4,477
Ford Motor Credit Co., LLC 5.869% 10/31/2035	16,021	15,695
Ford Motor Credit Co., LLC 6.467% 5/22/2036	9,250	9,402
Gaia Purchaser, Inc. 7.625% 7/15/2033 (f)	5,000	5,060
General Motors Financial Co., Inc. 5.35% 1/7/2030	10,202	10,367
General Motors Financial Co., Inc. 5.90% 1/7/2035	5,417	5,571
General Motors Financial Co., Inc. 5.45% 1/8/2036	11,250	11,213
Goodyear Tire & Rubber Co. 8.875% 7/15/2032	2,205	2,226
Great Canadian Gaming Corp. 8.75% 11/15/2029 (f)	5,090	5,096
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (f)	1,885	1,782
Hilton Domestic Operating Co., Inc. 5.50% 9/15/2031 (f)	7,150	7,172
Home Depot, Inc. 1.50% 9/15/2028	3,000	2,828
Home Depot, Inc. 3.90% 12/6/2028	825	818
Home Depot, Inc. 2.95% 6/15/2029	1,174	1,128
Home Depot, Inc. 1.875% 9/15/2031	3,000	2,629
Home Depot, Inc. 4.50% 12/6/2048	428	365
Home Depot, Inc. 5.30% 6/25/2054	3,000	2,842
Hyatt Hotels Corp. 5.05% 3/30/2028	3,726	3,750
Hyatt Hotels Corp. 5.75% 3/30/2032	3,520	3,631
Hyundai Capital America 4.875% 6/23/2027 (f)	1,334	1,339
Hyundai Capital America 5.275% 6/24/2027 (f)	6,273	6,315
Hyundai Capital America 2.375% 10/15/2027 (f)	2,311	2,247
Hyundai Capital America 4.60% 4/6/2028 (f)	4,830	4,823
Hyundai Capital America 4.90% 6/23/2028 (f)	4,992	5,006
Hyundai Capital America 2.10% 9/15/2028 (f)	2,756	2,602
Hyundai Capital America 4.25% 1/8/2029 (f)	2,780	2,743
Hyundai Capital America 4.75% 6/18/2029 (f)	1,715	1,709
Hyundai Capital America 5.30% 1/8/2030 (f)	10,081	10,213
Hyundai Capital America 5.10% 6/24/2030 (f)	4,980	5,011
Hyundai Capital America 5.40% 1/8/2031 (f)	991	1,008
Hyundai Capital America 5.00% 6/18/2031 (f)	1,262	1,260
International Game Technology PLC 5.25% 1/15/2029 (f)	2,445	2,438
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (f)	440	429
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (f)	1,025	1,069
Marriott International, Inc. 4.90% 4/15/2029	1,082	1,091
Marriott International, Inc. 4.50% 5/1/2033	1,700	1,646

119	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Marriott International, Inc. 2.75% 10/15/2033	USD2,240	$1,947
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (f)	528	510
McDonald’s Corp. 4.60% 9/9/2032	642	642
Mobility Global, Inc. 6.05% 6/15/2036 (f)	475	481
Newell Brands, Inc. 8.50% 6/1/2028 (f)	715	747
Newell Brands, Inc. 6.625% 9/15/2029	1,850	1,882
Newell Brands, Inc. 6.375% 5/15/2030	535	543
Newell Brands, Inc. 6.625% 5/15/2032	385	390
Newell Brands, Inc. 7.375% 4/1/2036	1,025	1,041
Newell Brands, Inc. 7.50% 4/1/2046	475	444
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (f)	320	317
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (f)	1,940	2,001
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (f)	1,600	1,659
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (f)	1,220	1,293
Party City Holdings, Inc. 0% 8/27/2030 (c)	1,355	27
RHP Hotel Properties, LP 5.75% 3/15/2034 (f)	2,080	2,062
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (f)	1,030	1,045
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	979	953
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	12,767	12,679
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	11,542	11,184
Sally Holdings, LLC 6.75% 4/1/2032	920	941
Sands China, Ltd. 2.30% 3/8/2027	1,859	1,830
Scientific Games Holdings, LP 6.625% 3/1/2030 (f)	1,795	1,536
Six Flags Entertainment Corp. 8.625% 1/15/2032 (f)	2,045	2,107
Starbucks Corp. 5.00% 2/15/2034	332	333
Toyota Motor Credit Corp. 1.90% 1/13/2027	2,240	2,214
Toyota Motor Credit Corp. 4.05% 3/13/2029	5,754	5,689
Toyota Motor Credit Corp. 4.60% 3/11/2033	4,173	4,094
Travel + Leisure Co. 4.50% 12/1/2029 (f)	2,100	2,033
Travel + Leisure Co. 6.25% 6/1/2031 (f)	3,775	3,801
Universal Entertainment Corp. 9.875% 8/1/2029 (f)	1,475	1,427
Whirlpool Corp. 7.50% 7/1/2031 (f)	400	406
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (f)	1,915	1,891
		336,310

Communication services 0.96%
Alphabet, Inc. 4.10% 2/15/2031	2,319	2,279
Alphabet, Inc. 4.375% 11/15/2032	177	174
Alphabet, Inc. 4.40% 2/15/2033	1,548	1,515
Alphabet, Inc. 4.70% 11/15/2035	4,275	4,190
Alphabet, Inc. 4.80% 2/15/2036	2,109	2,074
Altice France 6.50% 4/15/2032 (f)	3,404	3,293
AT&T, Inc. 4.75% 4/30/2033	11,075	10,841
AT&T, Inc. 5.40% 2/15/2034	1,369	1,388
AT&T, Inc. 3.50% 9/15/2053	5,140	3,339
Beignet Investor, LLC 6.581% 5/30/2049 (f)	2,225	2,271
CCO Holdings, LLC 5.125% 5/1/2027 (f)	985	983
CCO Holdings, LLC 4.75% 3/1/2030 (f)	1,350	1,281
CCO Holdings, LLC 4.50% 6/1/2033 (f)	2,085	1,811
CCO Holdings, LLC 4.25% 1/15/2034 (f)	3,260	2,763
Charter Communications Operating, LLC 4.40% 4/1/2033	1,000	921
Charter Communications Operating, LLC 3.50% 3/1/2042	6,200	4,288
Charter Communications Operating, LLC 4.80% 3/1/2050	6,740	5,032
Charter Communications Operating, LLC 3.70% 4/1/2051	5,493	3,411
Charter Communications Operating, LLC 3.90% 6/1/2052	14,963	9,547
Charter Communications Operating, LLC 5.25% 4/1/2053	6,027	4,703
Charter Communications Operating, LLC 6.70% 12/1/2055	775	739
Connect Finco SARL 9.00% 9/15/2029 (f)	8,125	8,560

American Funds Insurance Series	120

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Connect Holding II, LLC 10.50% 4/3/2031 (f)	USD1,060	$1,063
DIRECTV Financing, LLC 5.875% 8/15/2027 (f)	357	357
DIRECTV Financing, LLC 8.875% 2/1/2030 (f)	2,825	2,879
DIRECTV Financing, LLC 10.00% 2/15/2031 (f)	4,050	4,205
Discovery Global Holdings, Inc. 3.755% 3/15/2027	288	287
Discovery Global Holdings, Inc. 4.279% 3/15/2032	6,050	5,433
Discovery Global Holdings, Inc. 5.05% 3/15/2042	6,190	4,542
Discovery Global Holdings, Inc. 5.141% 3/15/2052	664	447
DISH Network Corp. 11.75% 11/15/2027 (f)	10,154	10,441
EchoStar Corp. 10.75% 11/30/2029	6,925	7,487
EchoStar Corp. 6.75% Cash 11/30/2030 (g)	3,759	3,826
Embarq, LLC 7.995% 6/1/2036	8,084	2,344
Gray Media, Inc. 10.50% 7/15/2029 (f)	6,574	6,943
Gray Media, Inc. 4.75% 10/15/2030 (f)	1,656	1,191
Gray Media, Inc. 5.375% 11/15/2031 (f)	4,790	3,217
Gray Media, Inc. 9.625% 7/15/2032 (f)	495	478
Ligado Networks, LLC 17.50% PIK 11/1/2023 (f)(g)(k)	7,723	3,439
Lindblad Expeditions, LLC 7.00% 9/15/2030 (f)	815	843
Meta Platforms, Inc. 4.60% 11/15/2032	9,741	9,581
Meta Platforms, Inc. 4.875% 11/15/2035	10,997	10,706
Meta Platforms, Inc. 5.25% 5/15/2036	512	509
Meta Platforms, Inc. 5.50% 11/15/2045	3,092	2,871
Meta Platforms, Inc. 5.40% 8/15/2054	7,084	6,255
Meta Platforms, Inc. 5.625% 11/15/2055	4,890	4,434
Meta Platforms, Inc. 6.30% 5/15/2056	156	155
Meta Platforms, Inc. 5.75% 11/15/2065	3,180	2,859
Nexstar Media, Inc. 6.50% 9/15/2033 (f)	3,260	3,262
Nexstar Media, Inc. 7.25% 4/15/2034 (f)	4,083	4,077
Orange 4.75% 1/13/2033 (f)	5,923	5,812
Orange 5.00% 1/13/2036 (f)	798	780
Orange 5.75% 1/13/2056 (f)	325	325
SBA Tower Trust 1.631% 11/15/2026 (f)	7,802	7,722
Sirius XM Radio, LLC 4.00% 7/15/2028 (f)	6,650	6,479
Sirius XM Radio, LLC 4.125% 7/1/2030 (f)	10,357	9,755
Sirius XM Radio, LLC 5.875% 4/15/2032 (f)	825	816
Space Exploration Technologies Corp. 5.35% 7/15/2031 (f)	5,147	5,135
Space Exploration Technologies Corp. 5.65% 7/15/2033 (f)	7,234	7,193
Space Exploration Technologies Corp. 5.875% 7/15/2036 (f)	5,250	5,183
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,185	2,084
T-Mobile USA, Inc. 2.05% 2/15/2028	34	33
T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,930
T-Mobile USA, Inc. 4.80% 7/15/2028	416	418
T-Mobile USA, Inc. 5.30% 5/15/2035	3,347	3,364
T-Mobile USA, Inc. 4.95% 11/15/2035	833	815
Univision Communications, Inc. 4.50% 5/1/2029 (f)	4,659	4,452
Univision Communications, Inc. 7.375% 6/30/2030 (f)	16	16
Verizon Communications, Inc. 2.55% 3/21/2031	410	372
Verizon Communications, Inc. 2.355% 3/15/2032	4,078	3,565
Verizon Communications, Inc. 4.75% 1/15/2033	3,196	3,147
Verizon Communications, Inc. 5.05% 5/9/2033	1,946	1,961
Verizon Communications, Inc. 5.25% 4/2/2035	5,810	5,810
Verizon Communications, Inc. 5.00% 1/15/2036	6,873	6,706
Verizon Communications, Inc. 5.401% 7/2/2037	181	181
Verizon Communications, Inc. 2.85% 9/3/2041	238	169
Verizon Communications, Inc. 5.75% 11/30/2045	1,493	1,452
Verizon Communications, Inc. 5.875% 11/30/2055	2,781	2,700

121	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Verizon Communications, Inc. 2.987% 10/30/2056	USD1,537	$906
Verizon Communications, Inc. 6.00% 11/30/2065	1,681	1,631
Versant Media Group, Inc. 7.25% 1/30/2031 (f)	1,445	1,496
		271,942

Health care 0.92%
1261229 B.C., Ltd. 10.00% 4/15/2032 (f)	5,606	5,682
Abbott Laboratories 4.30% 3/15/2033	6,750	6,549
Abbott Laboratories 4.65% 3/15/2036	10,226	9,933
AbbVie, Inc. 4.125% 3/15/2031	1,537	1,505
AbbVie, Inc. 4.95% 3/15/2031	10,500	10,652
AbbVie, Inc. 4.40% 3/15/2033	3,068	3,003
AbbVie, Inc. 5.20% 3/15/2035	3,056	3,107
AbbVie, Inc. 4.75% 3/15/2036	966	945
AbbVie, Inc. 5.40% 3/15/2054	4,085	3,928
AbbVie, Inc. 5.60% 3/15/2055	2,261	2,243
AbbVie, Inc. 5.55% 3/15/2056	707	696
Accendra Health, Inc. 9.00% 6/15/2032 (f)	6,307	5,876
Accendra Health, Inc. 9.75% 6/15/2033 (f)	2,473	1,691
Accendra Health, Inc. 9.75% 6/15/2033 (f)	1,990	1,360
Amgen, Inc. 4.20% 2/19/2031	4,389	4,305
Amgen, Inc. 5.25% 3/2/2033	9,300	9,467
Amgen, Inc. 4.85% 2/19/2036	5,467	5,358
Amgen, Inc. 5.60% 3/2/2043	1,500	1,492
Amgen, Inc. 5.50% 2/19/2046	6,029	5,851
Amgen, Inc. 5.65% 3/2/2053	253	246
Amgen, Inc. 5.65% 2/19/2056	5,222	5,102
Amgen, Inc. 4.40% 2/22/2062	1,521	1,194
AstraZeneca Finance, LLC 1.75% 5/28/2028	1,677	1,599
AstraZeneca Finance, LLC 4.90% 2/26/2031	1,658	1,681
AstraZeneca Finance, LLC 2.25% 5/28/2031	665	597
AstraZeneca Finance, LLC 5.00% 2/26/2034	3,181	3,214
Bausch Health Americas, Inc. 8.50% 1/31/2027 (f)	5,525	5,519
Bausch Health Cos., Inc. 4.875% 6/1/2028 (f)	4,311	3,990
Bausch Health Cos., Inc. 11.00% 9/30/2028 (f)	620	632
Bausch Health Cos., Inc. 5.25% 2/15/2031 (f)	3,000	1,774
Baxter International, Inc. 1.915% 2/1/2027	2,061	2,027
Baxter International, Inc. 2.272% 12/1/2028	3,180	2,995
Baxter International, Inc. 4.45% 2/15/2029	259	256
Baxter International, Inc. 4.90% 12/15/2030	941	934
Baxter International, Inc. 5.65% 12/15/2035	682	677
Bayer US Finance, LLC 6.125% 11/21/2026 (f)	5,419	5,447
Bayer US Finance, LLC 6.25% 1/21/2029 (f)	3,092	3,193
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (f)	1,015	998
Bristol-Myers Squibb Co. 5.10% 2/22/2031	187	191
Bristol-Myers Squibb Co. 5.20% 2/22/2034	4,075	4,157
Centene Corp. 2.45% 7/15/2028	3,025	2,876
Centene Corp. 4.625% 12/15/2029	2,350	2,281
Cigna Group (The) 5.25% 1/15/2036	7,000	7,020
CVS Health Corp. 5.00% 1/30/2029	3,831	3,866
CVS Health Corp. 5.40% 6/1/2029	4,144	4,235
CVS Health Corp. 5.55% 6/1/2031	3,039	3,131
CVS Health Corp. 5.70% 6/1/2034	4,053	4,185
CVS Health Corp. 6.20% 9/15/2055	380	389
DaVita, Inc. 6.875% 9/1/2032 (f)	10	10
Elevance Health, Inc. 5.20% 2/15/2035	610	611
Elevance Health, Inc. 5.125% 2/15/2053	308	276
Elevance Health, Inc. 5.70% 9/15/2055	7,000	6,824

American Funds Insurance Series	122

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Eli Lilly and Co. 5.10% 2/12/2035	USD8,075	$8,205
Encompass Health Corp. 5.875% 6/1/2034 (f)	535	534
Endo Finance Holdings, LP 8.50% 4/15/2031 (f)	2,200	2,314
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	1,522	1,530
Gilead Sciences, Inc. 5.25% 10/15/2033	2,642	2,719
Gilead Sciences, Inc. 5.10% 6/15/2035	500	504
Humana, Inc. 5.375% 4/15/2031	2,862	2,902
Humana, Inc. 5.55% 5/1/2035	6,289	6,301
Humana, Inc. 5.75% 4/15/2054	1,359	1,276
Humana, Inc. 6.00% 5/1/2055	370	359
Medline Borrower, LP 5.00% 6/15/2031 (f)	442	440
Medline Borrower, LP 5.25% 6/15/2033 (f)	325	323
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	1,983	1,979
Novant Health, Inc. 3.168% 11/1/2051	3,360	2,222
Novartis Capital Corp. 2.00% 2/14/2027	570	563
Novartis Capital Corp. 4.90% 3/18/2036	1,279	1,272
Novartis Capital Corp. 5.60% 3/18/2046	14	14
Novartis Capital Corp. 5.70% 3/18/2056	54	55
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,000	943
Pfizer, Inc. 4.50% 11/15/2032	8,750	8,634
Radiology Partners, Inc. 8.50% 7/15/2032 (f)	4,445	4,644
Roche Holdings, Inc. 4.203% 9/9/2029 (f)	3,450	3,428
Roche Holdings, Inc. 4.592% 9/9/2034 (f)	2,244	2,202
Summa Health 3.511% 11/15/2051	1,483	1,086
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	8,987	8,971
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	656	663
Tenet Healthcare Corp. 4.625% 6/15/2028	645	640
Tenet Healthcare Corp. 4.25% 6/1/2029	1,975	1,921
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	5,360	5,336
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,000	2,256
Thermo Fisher Scientific, Inc. (The) 4.215% 2/12/2031	297	292
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033	112	110
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	1,368	1,352
UnitedHealth Group, Inc. 5.15% 7/15/2034	3,271	3,302
UnitedHealth Group, Inc. 5.30% 6/15/2035	5,051	5,146
UnitedHealth Group, Inc. 5.625% 7/15/2054	5,400	5,284
UnitedHealth Group, Inc. 5.95% 6/15/2055	4,549	4,691
		260,183

Energy 0.77%
Antero Midstream Partners, LP 5.375% 6/15/2029 (f)	2,390	2,384
Antero Midstream Partners, LP 6.625% 2/1/2032 (f)	175	179
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (f)	1,270	1,270
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (f)	510	517
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (f)	430	435
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (f)	3,850	3,780
Borr IHC, Ltd. 8.75% 1/15/2032 (f)	1,007	984
Bristow Group, Inc. 6.75% 2/1/2033 (f)	1,895	1,902
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,397	1,241
Caturus Energy, LLC 8.50% 2/15/2030 (f)	735	766
Caturus Energy, LLC 7.125% 5/15/2031 (f)	2,965	2,937
Cheniere Energy Partners, LP 5.35% 11/30/2036 (f)	1,455	1,448
Cheniere Energy Partners, LP 6.05% 11/30/2056 (f)	1,124	1,136
Chord Energy Corp. 6.75% 3/15/2033 (f)	1,325	1,345
CNX Midstream Partners, LP 4.75% 4/15/2030 (f)	1,055	1,006
CNX Resources Corp. 5.875% 3/1/2034 (f)	870	847
Constellation Oil Services Holding SA 9.375% 11/7/2029 (f)	2,320	2,444
Crescent Energy Finance, LLC 7.625% 4/1/2032 (f)	1,510	1,523

123	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Crescent Energy Finance, LLC 7.375% 1/15/2033 (f)	USD1,210	$1,203
Devon Energy Corp. 5.20% 9/15/2034	1,933	1,936
Diamondback Energy, Inc. 5.75% 4/18/2054	2,481	2,414
Enbridge, Inc. 3.70% 7/15/2027	56	56
Enterprise Products Operating, LLC 5.20% 1/15/2036	987	990
Enterprise Products Operating, LLC 4.90% 5/15/2046	448	404
EOG Resources, Inc. 4.40% 7/15/2028	410	409
EOG Resources, Inc. 5.65% 12/1/2054	3,079	3,015
EQT Corp. 7.50% 6/1/2030	642	693
EQT Corp. 4.75% 1/15/2031	1,635	1,620
Equinor ASA 4.25% 11/23/2041	1,792	1,573
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (f)	970	968
Expand Energy Corp. 5.375% 3/15/2030	1,645	1,651
Expand Energy Corp. 4.75% 2/1/2032	810	790
Exxon Mobil Corp. 2.44% 8/16/2029	213	201
Exxon Mobil Corp. 3.452% 4/15/2051	555	396
Genesis Energy, LP 8.25% 1/15/2029	670	692
Genesis Energy, LP 8.875% 4/15/2030	884	925
Genesis Energy, LP 7.875% 5/15/2032	1,120	1,156
Genesis Energy, LP 6.75% 3/15/2034	3,665	3,639
Global Partners, LP 7.125% 7/1/2033 (f)	1,550	1,569
Green Palm Bidco SARL 5.957% 6/30/2041 (f)	3,461	3,500
Hess Midstream Operations, LP 5.875% 3/1/2028 (f)	750	756
Hess Midstream Operations, LP 5.125% 6/15/2028 (f)	1,655	1,653
Hess Midstream Operations, LP 5.50% 10/15/2030 (f)	400	399
Infinity Natural Resources, LLC 7.625% 4/1/2031 (f)	2,190	2,177
Kodiak Gas Services, LLC 5.875% 4/1/2031 (f)	555	557
Kraken Oil & Gas Partners, LLC 7.125% 5/15/2031 (f)	2,310	2,260
Matador Resources Co. 6.50% 4/15/2032 (f)	1,325	1,333
Matador Resources Co. 6.00% 4/15/2034 (f)	945	922
MPLX, LP 4.125% 3/1/2027	448	447
MPLX, LP 5.40% 9/15/2035	1,329	1,326
Nabors Industries, Inc. 9.125% 1/31/2030 (f)	1,745	1,825
New Fortress Energy, Inc. 6.50% 9/30/2026 (f)(k)	1,375	236
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (f)(g)	7,616	6,924
NFE Financing, LLC 12.00% 11/15/2029 (f)(k)	20,422	7,230
Noble Finance II, LLC 6.25% 6/15/2034 (f)	1,590	1,559
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (f)	300	309
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (f)	725	721
Occidental Petroleum Corp. 6.60% 3/15/2046	4,568	4,878
Occidental Petroleum Corp. 6.05% 10/1/2054	6,482	6,587
Oceaneering International, Inc. 6.875% 7/15/2034 (f)	3,100	3,151
Par Petroleum, LLC 7.375% 6/1/2034 (f)	2,825	2,860
Parex Resources, Inc. 8.50% 5/11/2031 (f)	1,030	1,047
Permian Resources Operating, LLC 9.875% 7/15/2031 (f)	586	616
Permian Resources Operating, LLC 7.00% 1/15/2032 (f)	1,020	1,056
Permian Resources Operating, LLC 6.25% 2/1/2033 (f)	800	817
Petrobras Global Finance BV 5.125% 9/10/2030	7,100	6,984
Petroleos Mexicanos 6.84% 1/23/2030	4,225	4,342
Petroleos Mexicanos 5.95% 1/28/2031	1,925	1,904
Petroleos Mexicanos 6.50% 6/2/2041	41	37
Petroleos Mexicanos 6.375% 1/23/2045	16	14
Petroleos Mexicanos 6.75% 9/21/2047	139	119
Petroleos Mexicanos 6.35% 2/12/2048	23	19
Petroleos Mexicanos 7.69% 1/23/2050	2,548	2,378
Petroleos Mexicanos 6.95% 1/28/2060	163	137
Plains All American Pipeline, LP 3.80% 9/15/2030	101	97
Saudi Arabian Oil Co. 4.375% 2/2/2031 (f)	11,000	10,761
Schlumberger Investment SA 4.55% 5/7/2031	2,242	2,230
Schlumberger Investment SA 4.80% 5/7/2033	3,217	3,200

American Funds Insurance Series	124

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Schlumberger Investment SA 5.15% 5/7/2036	USD4,446	$4,428
Seadrill Finance, Ltd. 8.375% 8/1/2030 (f)	625	656
Seadrill Finance, Ltd. 6.75% 7/15/2034 (f)	2,070	2,000
SM Energy Co. 8.375% 7/1/2028 (f)	2,780	2,846
SM Energy Co. 8.625% 11/1/2030 (f)	525	552
SM Energy Co. 8.75% 7/1/2031 (f)	735	768
Solaris Oilfield Infrastructure, LLC 6.375% 5/15/2031 (f)	2,850	2,883
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029	1,668	1,674
Sunoco, LP 5.875% 7/15/2027 (f)	1,550	1,550
Sunoco, LP 7.00% 9/15/2028 (f)	1,475	1,505
Sunoco, LP 4.50% 5/15/2029	925	905
Sunoco, LP 4.50% 4/30/2030	1,105	1,074
Sunoco, LP 4.625% 5/1/2030 (f)	510	493
Sunoco, LP 5.625% 3/15/2031 (f)	550	546
Sunoco, LP 5.375% 7/15/2031 (f)	1,355	1,337
Sunoco, LP 6.25% 7/1/2033 (f)	530	535
Sunoco, LP 5.875% 3/15/2034 (f)	580	572
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (f)(j)	1,470	1,530
Talos Production, Inc. 9.00% 2/1/2029 (f)	500	521
Talos Production, Inc. 9.375% 2/1/2031 (f)	85	89
TGS ASA 8.50% 1/15/2030 (f)	1,235	1,299
TotalEnergies Capital SA 5.275% 9/10/2054	3,750	3,535
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	11,989	11,790
TransCanada Pipelines, Ltd. 4.25% 5/15/2028	977	971
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	536	524
Transocean International, Ltd. 8.50% 5/15/2031 (f)	2,000	2,078
Transocean International, Ltd. 7.875% 10/15/2032 (f)	1,125	1,175
Valero Energy Corp. 4.00% 4/1/2029	3,584	3,530
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (f)	4,445	4,496
Venture Global LNG, Inc. 8.375% 6/1/2031 (f)	5,205	5,420
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (f)(j)	2,000	1,954
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (f)	925	947
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (f)	5,730	5,973
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (f)	2,035	2,159
Weatherford International, Ltd. 8.625% 4/30/2030 (f)	3,298	3,352
Weatherford International, Ltd. 6.75% 10/15/2033 (f)	3,030	3,093
		218,572

Industrials 0.74%
ADT Security Corp. 5.875% 10/15/2033 (f)	2,310	2,271
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (f)	2,400	2,351
Albion Financing 1 SARL 7.00% 5/21/2030 (f)	3,525	3,652
Axon Enterprise, Inc. 6.125% 3/15/2030 (f)	5,175	5,291
Axon Enterprise, Inc. 6.25% 3/15/2033 (f)	5,835	5,984
BAE Systems PLC 5.125% 3/26/2029 (f)	3,403	3,450
BAE Systems PLC 5.25% 3/26/2031 (f)	2,663	2,718
BAE Systems PLC 5.30% 3/26/2034 (f)	2,772	2,823
BAE Systems PLC 5.50% 3/26/2054 (f)	599	593
Boeing Co. (The) 3.25% 2/1/2028	2,000	1,958
Boeing Co. (The) 5.15% 5/1/2030	945	957
Boeing Co. (The) 3.625% 2/1/2031	178	169
Boeing Co. (The) 6.388% 5/1/2031	227	241
Boeing Co. (The) 3.60% 5/1/2034	2,500	2,251
Boeing Co. (The) 6.528% 5/1/2034	7,380	8,031
Boeing Co. (The) 5.805% 5/1/2050	2,507	2,478
Boeing Co. (The) 6.858% 5/1/2054	2,093	2,354

125	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Boeing Co. (The) 7.008% 5/1/2064	USD1,149	$1,308
Brink’s Co. (The) 4.625% 10/15/2027 (f)	2,385	2,373
CACI International, Inc. 6.375% 6/15/2033 (f)	1,550	1,573
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,371
Canadian Pacific Railway Co. 4.00% 3/15/2029	1,090	1,074
Canadian Pacific Railway Co. 5.20% 3/30/2035	2,705	2,736
Canadian Pacific Railway Co. 3.00% 12/2/2041	209	155
Canadian Pacific Railway Co. 3.10% 12/2/2051	653	427
Carpenter Technology Corp. 5.625% 3/1/2034 (f)	1,795	1,796
Caterpillar Financial Services Corp. 4.50% 5/15/2031	962	958
Columbus McKinnon Corp. 7.125% 2/1/2033 (f)	1,685	1,690
CSX Corp. 4.25% 3/15/2029	1,062	1,054
CSX Corp. 4.10% 11/15/2032	5,808	5,624
CSX Corp. 5.05% 6/15/2035	6,111	6,126
Eaton Corp. 4.50% 3/6/2033	3,095	3,031
Eaton Corp. 4.80% 3/6/2036	5,031	4,938
EquipmentShare.com, Inc. 9.00% 5/15/2028 (f)	1,550	1,583
EquipmentShare.com, Inc. 7.125% 7/1/2034 (f)	2,000	1,968
ESAB Corp. 5.625% 4/1/2031 (f)	1,055	1,059
GE Vernova, Inc. 4.25% 2/4/2031	201	198
GE Vernova, Inc. 4.875% 2/4/2036	374	368
HD Supply Waterworks, Ltd. 6.00% 7/1/2034 (f)	3,970	3,993
Herc Holdings, Inc. 7.00% 6/15/2030 (f)	1,510	1,565
Herc Holdings, Inc. 7.25% 6/15/2033 (f)	505	527
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (f)	10,033	9,863
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (f)	8,498	8,345
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (f)	785	773
L3Harris Technologies, Inc. 5.40% 7/31/2033	4,059	4,151
Lockheed Martin Corp. 5.70% 11/15/2054	1,657	1,667
Moog, Inc. 5.50% 10/15/2034 (f)	5,325	5,257
Norfolk Southern Corp. 4.45% 3/1/2033	1,515	1,486
Norfolk Southern Corp. 5.10% 5/1/2035	2,842	2,862
Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,794
Norfolk Southern Corp. 4.55% 6/1/2053	380	318
Norfolk Southern Corp. 5.35% 8/1/2054	4,136	3,907
Northrop Grumman Corp. 3.25% 1/15/2028	3,132	3,079
Otis Worldwide Corp. 2.293% 4/5/2027	1,913	1,885
Paychex, Inc. 5.60% 4/15/2035	427	432
Pitney Bowes, Inc. 7.25% 3/15/2029 (f)	2,600	2,638
RTX Corp. 5.15% 2/27/2033	2,669	2,719
RTX Corp. 5.375% 2/27/2053	3,950	3,785
Science Applications International Corp. 5.875% 11/1/2033 (f)	1,160	1,144
Siemens Funding BV 4.90% 5/28/2032 (f)	8,500	8,611
Siemens Funding BV 5.80% 5/28/2055 (f)	6,288	6,512
Sumisho Air Lease Corp. 4.40% 3/24/2028 (f)	3,840	3,821
Sumisho Air Lease Corp. 4.50% 3/24/2029 (f)	2,950	2,926
Sumisho Air Lease Corp. 4.85% 3/24/2031 (f)	3,465	3,430
Texas Combined Tirz I, LLC 0% 12/7/2062 (c)(f)	382	382
TransDigm, Inc. 6.625% 3/1/2032 (f)	1,485	1,525
TransDigm, Inc. 6.25% 1/31/2034 (f)	4,100	4,187
TransDigm, Inc. 6.75% 1/31/2034 (f)	2,625	2,694
TransDigm, Inc. 6.125% 7/31/2034 (f)	6,716	6,716
Union Pacific Corp. 2.40% 2/5/2030	2,163	2,012
Union Pacific Corp. 2.80% 2/14/2032	5,442	4,957
Union Pacific Corp. 5.10% 2/20/2035	2,865	2,907
Union Pacific Corp. 2.95% 3/10/2052	436	279
Union Pacific Corp. 3.50% 2/14/2053	42	30
Union Pacific Corp. 5.60% 12/1/2054	2,307	2,290
Union Pacific Corp. 3.839% 3/20/2060	546	394
Union Pacific Corp. 3.799% 4/6/2071	545	375

American Funds Insurance Series	126

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Waste Connections, Inc. 4.80% 7/15/2036	USD592	$576
WESCO Distribution, Inc. 5.25% 4/15/2031 (f)	1,190	1,181
WESCO Distribution, Inc. 5.50% 4/15/2034 (f)	1,875	1,859
		208,836

Information technology 0.58%
Accenture Capital, Inc. 4.25% 10/4/2031	4,734	4,621
Accenture Capital, Inc. 4.50% 10/4/2034	4,453	4,272
Amphenol Corp. 4.40% 2/15/2033	743	723
Amphenol Corp. 4.625% 2/15/2036	7,296	7,047
Amphenol Corp. 5.30% 11/15/2055	3,508	3,331
Analog Devices, Inc. 5.05% 4/1/2034	1,148	1,162
Analog Devices, Inc. 5.30% 4/1/2054	1,579	1,505
APLD ComputeCo, LLC 9.25% 12/15/2030 (f)	775	837
Black Pearl Compute, LLC 6.125% 2/15/2031 (f)	1,060	1,075
Cisco Systems, Inc. 5.10% 2/24/2035	8,669	8,761
Cloud Software Group, Inc. 9.00% 9/30/2029 (f)	1,450	1,409
Cloud Software Group, Inc. 8.25% 6/30/2032 (f)	2,975	2,790
CoreWeave, Inc. 9.75% 10/1/2031 (f)	1,685	1,682
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (f)	7,575	7,908
Fair Isaac Corp. 4.00% 6/15/2028 (f)	1,050	1,028
Fair Isaac Corp. 6.00% 5/15/2033 (f)	3,925	3,867
Flash Compute, LLC 7.25% 12/31/2030 (f)	1,325	1,364
Hughes Satellite Systems Corp. 5.25% 8/1/2026	12,971	10,976
Hughes Satellite Systems Corp. 6.625% 8/1/2026	9,228	5,752
HUT 8 DC, LLC 6.192% 11/15/2042 (f)	1,215	1,231
Intel Corp. 3.05% 8/12/2051	3,212	2,011
Intel Corp. 5.60% 2/21/2054	6,309	5,904
Meridian Arc Holdco, LLC 6.25% 4/30/2031 (f)	370	371
Microchip Technology, Inc. 5.05% 3/15/2029	2,688	2,709
NCR Atleos Corp. 9.50% 4/1/2029 (f)	4,144	4,421
NVIDIA Corp. 4.95% 6/15/2036	500	496
Oracle Corp. 4.95% 2/4/2031	1,869	1,830
Oracle Corp. 5.50% 8/3/2035	647	619
Oracle Corp. 5.20% 9/26/2035	8,356	7,826
Oracle Corp. 5.70% 2/4/2036	12,110	11,732
Oracle Corp. 5.875% 9/26/2045	280	245
Oracle Corp. 6.00% 8/3/2055	4,451	3,793
Oracle Corp. 5.95% 9/26/2055	4,112	3,497
Oracle Corp. 6.70% 2/4/2056	14,207	13,380
Oracle Corp. 6.10% 9/26/2065	3,733	3,126
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (f)	11,217	11,186
SE Cosmos, LLC 8.875% 5/1/2031 (f)	3,860	3,972
Synopsys, Inc. 4.85% 4/1/2030	3,889	3,897
Synopsys, Inc. 5.15% 4/1/2035	4,181	4,159
Synopsys, Inc. 5.70% 4/1/2055	2,171	2,107
Unisys Corp. 10.625% 1/15/2031 (f)	778	733
Viasat, Inc. 6.50% 7/15/2028 (f)	3,075	3,070
Viasat, Inc. 7.50% 5/30/2031 (f)	1,575	1,593
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (e)(g)	549	608
WULF Compute, LLC 7.75% 10/15/2030 (f)	295	310
		164,936

Utilities 0.58%
AES Corp. 5.20% 7/15/2029	950	956
AES Corp. 3.95% 7/15/2030 (f)	2,275	2,180
AES Corp. 5.75% 7/15/2033	1,350	1,359

127	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	USD386	$386
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (j)	1,375	1,409
Commonwealth Edison Co. 4.35% 11/15/2045	972	821
Commonwealth Edison Co. 3.85% 3/15/2052	2,330	1,727
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	1,837	1,831
Consumers Energy Co. 4.50% 1/15/2031	4,050	4,023
Consumers Energy Co. 5.05% 5/15/2035	525	526
Consumers Energy Co. 5.125% 5/1/2036	7,450	7,448
COX Asset Mexico, SA de CV, 7.125% 1/8/2032 (f)	2,703	2,745
Dominion Energy, Inc., junior subordinated, 6.15% 12/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.869% on 12/15/2031) (j)	2,825	2,834
Duke Energy Carolinas, LLC 4.65% 6/15/2031	1,864	1,864
Duke Energy Carolinas, LLC 5.15% 6/15/2036	9,785	9,799
Duke Energy Florida, LLC 4.85% 12/1/2035	2,725	2,674
Duke Energy Indiana, LLC 3.25% 10/1/2049	850	579
Duke Energy Progress, LLC 3.70% 10/15/2046	457	348
Duke Energy Progress, LLC 2.50% 8/15/2050	202	118
Duke Energy Progress, LLC 2.90% 8/15/2051	91	57
Edison International 6.95% 11/15/2029	2,275	2,378
Edison International 6.25% 3/15/2030	3,492	3,589
Edison International 5.25% 3/15/2032	6,672	6,591
Electricite de France SA 6.25% 5/23/2033 (f)	1,075	1,151
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (f)(j)	1,475	1,713
Enel Finance International NV 5.00% 9/30/2035 (f)	1,280	1,244
Evergy Missouri West, Inc. 4.70% 5/21/2029 (f)	425	425
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (j)	1,000	1,027
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (f)	605	582
Florida Power & Light Co. 4.70% 2/15/2036	1,700	1,649
Generadora de Gatun SA 6.874% 9/30/2044 (f)	1,110	1,147
MidAmerican Energy Co. 5.30% 2/1/2055	650	612
MidAmerican Energy Co. 5.50% 11/15/2056	225	217
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	700	702
NiSource, Inc. 5.30% 5/18/2036	50	50
Northern States Power Co. 5.05% 5/15/2035	50	50
Northern States Power Co. 4.85% 5/15/2036	600	590
Northern States Power Co. 5.40% 3/15/2054	175	168
NRG Energy, Inc. 5.875% 5/15/2034 (f)	3,900	3,881
NRG Energy, Inc. 6.125% 5/15/2036 (f)	2,375	2,377
Pacific Gas and Electric Co. 6.40% 6/15/2033	192	203
Pacific Gas and Electric Co. 6.95% 3/15/2034	4,646	5,068
Pacific Gas and Electric Co. 6.00% 8/15/2035	5,589	5,764
Pacific Gas and Electric Co. 5.60% 8/15/2036	50	50
Pacific Gas and Electric Co. 4.95% 7/1/2050	2,500	2,089
PacifiCorp 2.70% 9/15/2030	1,600	1,471
PacifiCorp 5.30% 2/15/2031	1,613	1,638
PacifiCorp 5.10% 4/15/2031	9,052	9,137
PacifiCorp 5.45% 4/15/2033	10,613	10,777
PacifiCorp 5.45% 2/15/2034	813	823
PacifiCorp 5.80% 4/15/2036	4,166	4,278
PacifiCorp 6.25% 10/15/2037	138	145
PacifiCorp 4.15% 2/15/2050	1,475	1,121
PacifiCorp 5.35% 12/1/2053	2,999	2,692
PacifiCorp 5.50% 5/15/2054	2,867	2,631
Public Service Electric and Gas Co. 4.20% 1/1/2031	4,030	3,964
Public Service Electric and Gas Co. 1.90% 8/15/2031	875	766
Public Service Electric and Gas Co. 3.60% 12/1/2047	548	409
Public Service Electric and Gas Co. 5.625% 1/1/2056	3,725	3,685

American Funds Insurance Series	128

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Rio Grande LNG, LLC 5.25% 6/30/2031 (f)	USD249	$249
Rio Grande LNG, LLC 5.50% 1/30/2034 (f)	2,821	2,807
Rio Grande LNG, LLC 5.75% 6/30/2036 (f)	451	450
Rio Grande LNG, LLC 6.15% 6/30/2041 (f)	177	177
Rockies Express Pipeline, LLC 4.95% 7/15/2029 (f)	2,689	2,655
Southern California Edison Co. 2.85% 8/1/2029	3,988	3,766
Southern California Edison Co. 5.20% 6/1/2034	2,260	2,241
Southern California Edison Co. 5.75% 4/1/2035	605	613
Southern California Edison Co. 5.35% 7/15/2035	2,688	2,654
Southern California Edison Co. 4.50% 9/1/2040	452	389
Southern California Edison Co. 3.65% 2/1/2050	234	162
Talen Energy Supply, LLC 6.125% 5/1/2031 (e)	5,725	5,727
Talen Energy Supply, LLC 6.375% 5/1/2033 (e)	6,675	6,669
Union Electric Co. 5.75% 9/15/2056	200	200
Virginia Electric & Power 2.40% 3/30/2032	2,307	2,038
Wisconsin Electric Power Co. 4.15% 10/15/2030	2,000	1,962
Xcel Energy, Inc. 5.60% 4/15/2035	23	23
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (f)	1,150	1,227
		164,547

Consumer staples 0.47%
Albertsons Cos., Inc. 4.875% 2/15/2030 (f)	1,750	1,694
Albertsons Cos., Inc. 5.50% 3/31/2031 (f)	3,735	3,654
Albertsons Cos., Inc. 5.625% 3/31/2032 (f)	1,455	1,407
Albertsons Cos., Inc. 5.75% 3/31/2034 (f)	9,810	9,355
B&G Foods, Inc. 5.25% 9/15/2027	2,090	2,099
BAT Capital Corp. 6.343% 8/2/2030	124	131
BAT Capital Corp. 5.35% 8/15/2032	10,500	10,750
BAT Capital Corp. 4.625% 3/22/2033	2,026	1,983
BAT Capital Corp. 6.421% 8/2/2033	134	145
BAT Capital Corp. 5.625% 8/15/2035	631	650
BAT Capital Corp. 4.54% 8/15/2047	627	517
Campbell’s Co. (The) 4.75% 3/23/2035	952	889
Clorox Co. 4.70% 5/15/2031	1,032	1,026
Clorox Co. 4.95% 5/15/2033	817	809
Clorox Co. 5.25% 5/15/2036	1,352	1,347
Coca-Cola Co. 1.00% 3/15/2028	842	798
Constellation Brands, Inc. 3.60% 2/15/2028	560	552
Constellation Brands, Inc. 4.85% 5/6/2031	1,587	1,587
Constellation Brands, Inc. 2.25% 8/1/2031	1,333	1,177
Coty, Inc. 5.60% 1/15/2031 (f)	507	494
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (f)	445	449
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (f)	1,175	1,154
Imperial Brands Finance PLC 4.50% 6/30/2028 (f)	1,400	1,397
Imperial Brands Finance PLC 4.875% 2/7/2032 (f)	12,181	12,107
Imperial Brands Finance PLC 5.625% 7/1/2035 (f)	2,250	2,271
Imperial Brands Finance PLC 6.375% 7/1/2055 (f)	2,101	2,146
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (f)	3,065	3,126
J. M. Smucker Co. (The) 5.90% 11/15/2028	2,385	2,456
J. M. Smucker Co. (The) 6.20% 11/15/2033	1,554	1,658
J. M. Smucker Co. (The) 6.50% 11/15/2043	229	247
J. M. Smucker Co. (The) 6.50% 11/15/2053	806	881
KeHE Distributors, LLC 7.125% 4/30/2033 (f)	1,810	1,845
Mars, Inc. 4.80% 3/1/2030 (f)	3,408	3,419
Mars, Inc. 5.00% 3/1/2032 (f)	1,855	1,869
Mars, Inc. 5.20% 3/1/2035 (f)	385	387
Mars, Inc. 5.70% 5/1/2055 (f)	6,678	6,584
Mondelez International, Inc. 5.125% 5/6/2035	2,176	2,183

129	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Philip Morris International, Inc. 5.125% 11/17/2027	USD319	$322
Philip Morris International, Inc. 4.875% 2/15/2028	623	627
Philip Morris International, Inc. 4.625% 11/1/2029	703	704
Philip Morris International, Inc. 5.625% 11/17/2029	154	159
Philip Morris International, Inc. 5.125% 2/15/2030	433	440
Philip Morris International, Inc. 5.125% 2/13/2031	2,275	2,317
Philip Morris International, Inc. 4.75% 11/1/2031	6,194	6,216
Philip Morris International, Inc. 4.25% 10/29/2032	770	747
Philip Morris International, Inc. 4.90% 11/1/2034	6,755	6,716
Philip Morris International, Inc. 4.875% 4/30/2035	6,407	6,316
Post Holdings, Inc. 4.625% 4/15/2030 (f)	5,186	5,013
Post Holdings, Inc. 6.25% 2/15/2032 (f)	13,279	13,496
Post Holdings, Inc. 6.25% 10/15/2034 (f)	890	875
Prestige Brands, Inc. 3.75% 4/1/2031 (f)	1,115	1,025
Prestige Brands, Inc. 6.25% 7/15/2034 (f)	695	695
Reynolds American, Inc. 5.85% 8/15/2045	2,030	2,001
		132,912

Materials 0.33%
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	2,648	2,690
Celanese US Holdings, LLC 7.165% 7/15/2027	1,996	2,045
Celanese US Holdings, LLC 7.55% 11/15/2030	2,501	2,653
Celanese US Holdings, LLC 7.45% 11/15/2033	1,618	1,730
Century Aluminum Co. 6.875% 8/1/2032 (f)	1,300	1,338
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (f)	3,625	3,501
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (f)	1,650	1,666
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (f)	2,275	2,279
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (f)	775	709
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (f)	2,000	2,026
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (f)	2,695	2,677
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (f)	2,450	2,449
Consolidated Energy Finance SA 12.00% 2/15/2031 (f)	1,480	1,533
Dow Chemical Co. (The) 4.80% 1/15/2031	1,040	1,025
Dow Chemical Co. (The) 5.35% 3/15/2035	1,745	1,718
Dow Chemical Co. (The) 5.65% 3/15/2036	196	195
Dow Chemical Co. (The) 4.375% 11/15/2042	138	111
Dow Chemical Co. (The) 4.625% 10/1/2044	66	54
Dow Chemical Co. (The) 4.80% 5/15/2049	435	348
Dow Chemical Co. (The) 3.60% 11/15/2050	1,057	701
Ecolab, Inc. 4.80% 6/15/2031	9,250	9,294
Ecolab, Inc. 5.15% 6/15/2033	9,250	9,381
Ecolab, Inc. 5.35% 6/15/2036	4,500	4,579
FMC Corp. 8.00% 6/1/2031 (f)	2,800	2,916
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (f)(g)(j)	2,865	766
FXI Holdings, Inc. 11.00% 11/15/2030 (f)	4,548	3,843
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (f)	1,406	1,358
Linde, Inc. 1.10% 8/10/2030	2,633	2,305
LYB International Finance III, LLC 5.50% 3/1/2034	778	772
LYB International Finance III, LLC 6.15% 5/15/2035	1,467	1,504
LYB International Finance III, LLC 5.875% 1/15/2036	5,140	5,156
LYB International Finance III, LLC 3.375% 10/1/2040	1,785	1,308
Mineral Resources, Ltd. 9.25% 10/1/2028 (f)	644	665
Mineral Resources, Ltd. 8.50% 5/1/2030 (f)	1,525	1,576
Mineral Resources, Ltd. 6.00% 5/1/2032 (f)	1,195	1,183
Mineral Resources, Ltd. 6.25% 5/1/2034 (f)	1,205	1,186
Mosaic Co. 4.05% 11/15/2027	941	935
NOVA Chemicals Corp. 9.00% 2/15/2030 (f)	3,775	3,956
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,339	1,360

American Funds Insurance Series	130

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	USD3,244	$3,284
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (f)	1,290	1,283
Synergy Infrastructure Holdings, LLC 7.00% 7/15/2034 (f)	3,125	3,172
Westlake Corp. 4.375% 11/15/2047	448	348
		93,578

Real estate 0.31%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,093	1,082
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,738	1,623
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,183	1,090
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	3,670	2,997
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	367	313
American Tower Corp. 1.45% 9/15/2026	246	245
American Tower Corp. 3.55% 7/15/2027	1,277	1,266
American Tower Corp. 3.60% 1/15/2028	896	883
American Tower Corp. 1.50% 1/31/2028	2,240	2,136
American Tower Corp. 2.30% 9/15/2031	1,344	1,186
American Tower Corp. 2.95% 1/15/2051	1,792	1,125
Boston Properties, LP 6.50% 1/15/2034	2,223	2,360
Boston Properties, LP 5.75% 1/15/2035	2,324	2,347
Extra Space Storage, LP 2.35% 3/15/2032	1,241	1,082
FibraSOMA 7.125% 5/28/2036 (f)	1,485	1,480
Howard Hughes Corp. (The) 4.125% 2/1/2029 (f)	2,855	2,760
Howard Hughes Corp. (The) 4.375% 2/1/2031 (f)	3,900	3,691
Howard Hughes Corp. (The) 5.875% 3/1/2032 (f)	825	819
Howard Hughes Corp. (The) 6.125% 3/1/2034 (f)	1,100	1,087
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,152	1,860
Iron Mountain, Inc. 5.25% 7/15/2030 (f)	3,785	3,731
Iron Mountain, Inc. 4.50% 2/15/2031 (f)	2,650	2,536
Iron Mountain, Inc. 6.25% 1/15/2035 (f)	995	1,000
Kennedy-Wilson, Inc. 7.00% 6/1/2031 (f)	2,655	2,716
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (f)	2,920	2,984
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,646	1,663
MPT Operating Partnership, LP 5.00% 10/15/2027	2,137	2,074
MPT Operating Partnership, LP 8.50% 2/15/2032 (f)	3,968	4,065
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (f)	4,550	4,452
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (f)	1,000	1,025
Prologis, LP 4.875% 6/15/2028	1,357	1,369
Prologis, LP 4.75% 6/15/2033	2,359	2,338
Prologis, LP 5.00% 3/15/2034	1,850	1,847
Prologis, LP 5.00% 1/31/2035	1,033	1,028
Public Storage Operating Co. 1.85% 5/1/2028	2,231	2,131
Public Storage Operating Co. 1.95% 11/9/2028	1,816	1,715
Public Storage Operating Co. 2.30% 5/1/2031	644	579
Scentre Group Trust 1 3.75% 3/23/2027 (f)	2,178	2,165
Service Properties Trust 0% 9/30/2027 (f)	1,000	928
Service Properties Trust 3.95% 1/15/2028	1,290	1,258
Service Properties Trust 4.95% 10/1/2029	1,610	1,518
Service Properties Trust 4.375% 2/15/2030	339	308
Service Properties Trust 8.625% 11/15/2031 (f)	6,775	7,140
Service Properties Trust 8.875% 6/15/2032	2,153	2,218
Sun Communities Operating, LP 2.30% 11/1/2028	1,653	1,568
Sun Communities Operating, LP 2.70% 7/15/2031	785	707
UDR, Inc. 2.95% 9/1/2026	681	679
		87,174
Total corporate bonds and notes		2,605,316

131	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 7.69%
Federal agency mortgage-backed obligations 6.77%
Fannie Mae Pool #MA1109 4.00% 5/1/2027 (l)	USD— (d)	$— (d)
Fannie Mae Pool #MA3653 3.00% 3/1/2029 (l)	4	4
Fannie Mae Pool #AL8347 4.00% 3/1/2029 (l)	1	1
Fannie Mae Pool #254767 5.50% 6/1/2033 (l)	107	109
Fannie Mae Pool #555956 5.50% 12/1/2033 (l)	67	68
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (l)	193	191
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (l)	201	189
Fannie Mae Pool #929185 5.50% 1/1/2036 (l)	190	191
Fannie Mae Pool #893641 6.00% 9/1/2036 (l)	452	474
Fannie Mae Pool #893688 6.00% 10/1/2036 (l)	109	114
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (l)	3,517	3,308
Fannie Mae Pool #907239 6.00% 12/1/2036 (l)	11	11
Fannie Mae Pool #928031 6.00% 1/1/2037 (l)	38	40
Fannie Mae Pool #888292 6.00% 3/1/2037 (l)	307	322
Fannie Mae Pool #AD0249 5.50% 4/1/2037 (l)	55	56
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (l)	105	98
Fannie Mae Pool #190379 5.50% 5/1/2037 (l)	34	35
Fannie Mae Pool #924952 6.00% 8/1/2037 (l)	546	573
Fannie Mae Pool #888637 6.00% 9/1/2037 (l)	6	6
Fannie Mae Pool #995674 6.00% 5/1/2038 (l)	200	211
Fannie Mae Pool #AD0119 6.00% 7/1/2038 (l)	597	630
Fannie Mae Pool #995224 6.00% 9/1/2038 (l)	5	5
Fannie Mae Pool #AE0021 6.00% 10/1/2038 (l)	185	196
Fannie Mae Pool #AL7164 6.00% 10/1/2038 (l)	128	134
Fannie Mae Pool #889983 6.00% 10/1/2038 (l)	11	12
Fannie Mae Pool #AD0095 6.00% 11/1/2038 (l)	434	455
Fannie Mae Pool #AB0538 6.00% 11/1/2038 (l)	60	62
Fannie Mae Pool #995391 6.00% 11/1/2038 (l)	5	5
Fannie Mae Pool #AD0833 6.00% 1/1/2039 (l)	— (d)	— (d)
Fannie Mae Pool #AL0309 6.00% 1/1/2040 (l)	41	43
Fannie Mae Pool #AL0013 6.00% 4/1/2040 (l)	120	126
Fannie Mae Pool #AL7228 6.00% 4/1/2041 (l)	144	150
Fannie Mae Pool #AB4536 6.00% 6/1/2041 (l)	298	310
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (l)	5,014	4,355
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (l)	15,264	12,772
Fannie Mae Pool #AP2131 3.50% 8/1/2042 (l)	2,176	2,034
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (l)	1,228	1,183
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (l)	666	642
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (l)	620	597
Fannie Mae Pool #AL8773 3.50% 2/1/2045 (l)	3,886	3,629
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (l)	6,320	5,879
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (l)	869	809
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (l)	1,974	1,836
Fannie Mae Pool #BC7611 4.00% 5/1/2046 (l)	78	74
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (l)	258	234
Fannie Mae Pool #BD9307 4.00% 11/1/2046 (l)	937	889
Fannie Mae Pool #BD9699 3.50% 12/1/2046 (l)	1,030	951
Fannie Mae Pool #BE1290 3.50% 2/1/2047 (l)	1,590	1,472
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (l)	335	303
Fannie Mae Pool #256975 7.00% 10/1/2047 (l)	2	2
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (l)	114	105
Fannie Mae Pool #BK5255 4.00% 5/1/2048 (l)	7	7
Fannie Mae Pool #FM3278 3.50% 11/1/2048 (l)	1,255	1,156
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (l)	1,634	1,518
Fannie Mae Pool #CA4756 3.00% 12/1/2049 (l)	1,278	1,142
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (l)	4,101	3,507
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (l)	406	341
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (l)	293	245
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (l)	9,245	7,899
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (l)	501	402

American Funds Insurance Series	132

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (l)	USD273	$240
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (l)	1,092	914
Fannie Mae Pool #BQ7589 2.00% 11/1/2050 (l)	2,250	1,801
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (l)	7,479	6,352
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (l)	1,192	1,021
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (l)	665	557
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (l)	37	31
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (l)	10,262	9,159
Fannie Mae Pool #FM5218 2.00% 12/1/2050 (l)	3,628	2,912
Fannie Mae Pool #BQ7646 2.00% 12/1/2050 (l)	1,891	1,514
Fannie Mae Pool #BQ8497 2.00% 12/1/2050 (l)	1,536	1,233
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (l)	848	829
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (l)	4,798	3,870
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (l)	192	154
Fannie Mae Pool #CA8513 2.50% 1/1/2051 (l)	1,047	879
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (l)	727	609
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (l)	66	56
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (l)	27	22
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (l)	5,699	4,576
Fannie Mae Pool #BR2689 2.00% 2/1/2051 (l)	1,830	1,464
Fannie Mae Pool #FM5963 2.00% 2/1/2051 (l)	1,777	1,427
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (l)	314	251
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (l)	2,943	2,507
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (l)	360	301
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (l)	57	48
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (l)	3,869	3,114
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (l)	1,656	1,325
Fannie Mae Pool #CA9494 2.50% 4/1/2051 (l)	89	75
Fannie Mae Pool #FM7407 2.50% 4/1/2051 (l)	38	32
Fannie Mae Pool #FM6810 3.00% 4/1/2051 (l)	5,206	4,546
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (l)	4,185	3,683
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (l)	500	443
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (l)	1,892	1,513
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (l)	1,874	1,499
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (l)	4,578	3,832
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (l)	1,301	1,089
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (l)	352	294
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (l)	133	112
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (l)	2,033	1,626
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (l)	32,777	27,433
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (l)	8,780	7,348
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (l)	376	331
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (l)	144	116
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (l)	1,929	1,614
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (l)	1,188	995
Fannie Mae Pool #FM8203 2.50% 7/1/2051 (l)	915	766
Fannie Mae Pool #FM8453 3.00% 8/1/2051 (l)	3,608	3,224
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (l)	64	56
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (l)	1,770	1,416
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (l)	3,842	3,216
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (l)	1,453	1,216
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (l)	637	535
Fannie Mae Pool #BT4725 2.50% 9/1/2051 (l)	296	248
Fannie Mae Pool #BT9289 2.50% 9/1/2051 (l)	33	28
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (l)	981	785
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (l)	1,424	1,192
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (l)	499	418
Fannie Mae Pool #BU2530 2.50% 10/1/2051 (l)	127	106
Fannie Mae Pool #FM9335 2.50% 10/1/2051 (l)	83	69
Fannie Mae Pool #BU0968 2.00% 11/1/2051 (l)	10,864	8,690

133	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (l)	USD7,198	$5,785
Fannie Mae Pool #BU1027 2.00% 11/1/2051 (l)	4,405	3,524
Fannie Mae Pool #CB2078 3.00% 11/1/2051 (l)	7,321	6,445
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (l)	2,278	1,830
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (l)	167	134
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (l)	13,150	11,233
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (l)	6,116	5,229
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (l)	148	126
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (l)	71	61
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (l)	71	61
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (l)	70	60
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (l)	2,788	2,236
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (l)	1,148	922
Fannie Mae Pool #FP0038 2.50% 1/1/2052 (l)	691	583
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (l)	389	327
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (l)	114	96
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (l)	60	51
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (l)	21	17
Fannie Mae Pool #FS0182 3.00% 1/1/2052 (l)	8,788	7,739
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (l)	6,112	4,896
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (l)	4,382	3,517
Fannie Mae Pool #BT1968 2.00% 2/1/2052 (l)	1,641	1,315
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (l)	922	739
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (l)	7,757	6,492
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (l)	1,850	1,549
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (l)	636	532
Fannie Mae Pool #BV3674 2.50% 2/1/2052 (l)	624	525
Fannie Mae Pool #FS6380 2.50% 2/1/2052 (l)	528	442
Fannie Mae Pool #BV2784 2.50% 2/1/2052 (l)	134	113
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (l)	49,012	43,869
Fannie Mae Pool #CB2913 3.50% 2/1/2052 (l)	44	40
Fannie Mae Pool #CB2912 3.50% 2/1/2052 (l)	36	32
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (l)	2,753	2,206
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (l)	2,516	2,020
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (l)	2,303	1,849
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (l)	1,529	1,227
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (l)	1,240	993
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (l)	1,238	992
Fannie Mae Pool #BV4173 2.50% 3/1/2052 (l)	756	636
Fannie Mae Pool #CB3063 2.50% 3/1/2052 (l)	741	623
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (l)	581	490
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (l)	151	127
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (l)	23	19
Fannie Mae Pool #BV3799 3.50% 3/1/2052 (l)	39	36
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (l)	5,541	4,444
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (l)	2,812	2,259
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (l)	2,038	1,630
Fannie Mae Pool #BV4182 2.50% 4/1/2052 (l)	834	702
Fannie Mae Pool #BV5332 2.50% 4/1/2052 (l)	827	696
Fannie Mae Pool #FS1749 2.50% 4/1/2052 (l)	825	694
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (l)	155	130
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (l)	130	110
Fannie Mae Pool #FS1189 3.50% 4/1/2052 (l)	2,182	1,982
Fannie Mae Pool #FS2051 3.50% 4/1/2052 (l)	1,739	1,580
Fannie Mae Pool #BV9195 3.50% 4/1/2052 (l)	868	788
Fannie Mae Pool #BV5392 3.50% 4/1/2052 (l)	35	32
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (l)	595	559
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (l)	9,055	7,293
Fannie Mae Pool #BT2353 2.00% 5/1/2052 (l)	943	754
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (l)	885	744

American Funds Insurance Series	134

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (l)	USD808	$679
Fannie Mae Pool #BW2204 2.50% 5/1/2052 (l)	149	125
Fannie Mae Pool #BW0462 2.50% 5/1/2052 (l)	149	125
Fannie Mae Pool #BV8592 2.50% 5/1/2052 (l)	109	91
Fannie Mae Pool #FS5033 2.50% 5/1/2052 (l)	38	32
Fannie Mae Pool #CB3597 3.50% 5/1/2052 (l)	43	39
Fannie Mae Pool #BU8818 3.50% 5/1/2052 (l)	41	37
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (l)	2,260	1,813
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (l)	1,884	1,508
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (l)	717	574
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (l)	1,355	1,138
Fannie Mae Pool #FS3546 3.50% 6/1/2052 (l)	37	34
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (l)	1,221	1,145
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (l)	4,148	3,326
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (l)	58,163	48,679
Fannie Mae Pool #CB4315 3.00% 7/1/2052 (l)	98	86
Fannie Mae Pool #FS2482 3.50% 7/1/2052 (l)	447	406
Fannie Mae Pool #CB4123 4.00% 7/1/2052 (l)	21	20
Fannie Mae Pool #BV7912 2.50% 8/1/2052 (l)	148	124
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (l)	82	69
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (l)	2,217	1,936
Fannie Mae Pool #BT8311 3.50% 8/1/2052 (l)	3,980	3,615
Fannie Mae Pool #BW7294 3.50% 8/1/2052 (l)	32	29
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (l)	15,459	12,365
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (l)	825	795
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (l)	7	7
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (l)	5,805	5,603
Fannie Mae Pool #CB5764 2.50% 12/1/2052 (l)	862	722
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (l)	2,035	2,063
Fannie Mae Pool #BW5062 4.00% 1/1/2053 (l)	21	20
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (l)	2,450	2,368
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (l)	811	820
Fannie Mae Pool #FS8509 3.50% 3/1/2053 (l)	271	246
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (l)	1,795	1,818
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (l)	612	608
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (l)	812	821
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (l)	140	141
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (l)	178	184
Fannie Mae Pool #MA5063 2.50% 6/1/2053 (l)	261	219
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (l)	529	522
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (l)	503	508
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (l)	902	939
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (l)	326	339
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (l)	291	303
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (l)	10,788	8,659
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (l)	777	653
Fannie Mae Pool #FS6632 2.50% 7/1/2053 (l)	727	610
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (l)	1,923	1,939
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (l)	84	84
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (l)	4,780	4,839
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (l)	14,394	14,754
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (l)	1,428	1,439
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (l)	3,258	3,336
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (l)	3,440	3,477
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (l)	5,109	5,230
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (l)	21	21
Fannie Mae Pool #MA5262 3.50% 12/1/2053 (l)	33	30
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (l)	241	244
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (l)	115	117
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (l)	4,856	5,028

135	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (l)	USD1,377	$1,442
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (l)	1,820	1,703
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (l)	508	511
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (l)	452	456
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (l)	2,544	2,622
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (l)	1,318	1,370
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (l)	4,054	4,086
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (l)	3,935	3,968
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (l)	699	720
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (l)	617	631
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (l)	7	7
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (l)	6,210	6,256
Fannie Mae Pool #DB2762 6.00% 4/1/2054 (l)	504	519
Fannie Mae Pool #MA5329 6.50% 4/1/2054 (l)	14	14
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (l)	884	890
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (l)	1,416	1,450
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (l)	818	849
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (l)	800	824
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (l)	732	751
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (l)	667	685
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (l)	745	777
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (l)	40	42
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (l)	4,158	4,187
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (l)	2,181	2,210
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (l)	1,275	1,291
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (l)	7,979	8,168
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (l)	907	928
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (l)	521	536
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (l)	87	89
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (l)	12	12
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (l)	3,421	3,574
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (l)	2,659	2,770
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (l)	1,172	1,222
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (l)	313	325
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (l)	176	184
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (l)	7	7
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (l)	1,254	1,264
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (l)	6,163	6,309
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (l)	2,354	2,422
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (l)	1,211	1,241
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (l)	1,014	1,040
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (l)	997	1,026
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (l)	868	892
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (l)	536	549
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (l)	271	279
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (l)	258	267
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (l)	222	230
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (l)	1,143	1,190
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (l)	1,092	1,138
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (l)	3,365	3,388
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (l)	2,153	2,182
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (l)	1,896	1,910
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (l)	870	876
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (l)	2,377	2,448
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (l)	74	76
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (l)	35	36
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (l)	447	457
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (l)	93	95
Fannie Mae Pool #FS9439 3.50% 11/1/2054 (l)	868	789
Fannie Mae Pool #DC5642 4.00% 11/1/2054 (l)	1,637	1,532

American Funds Insurance Series	136

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (l)	USD1,686	$1,704
Fannie Mae Pool #DC6894 5.50% 11/1/2054 (l)	478	481
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (l)	254	255
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (l)	79	78
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (l)	25	24
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (l)	1,370	1,383
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (l)	18,185	18,615
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (l)	2,320	2,375
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (l)	202	207
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (l)	12,234	11,761
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (l)	43	43
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (l)	2,238	2,291
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (l)	208	200
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (l)	1,460	1,467
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (l)	292	299
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (l)	9,634	9,239
Fannie Mae Pool #MA5693 3.50% 4/1/2055 (l)	155	141
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (l)	10,236	9,816
Fannie Mae Pool #DD6453 5.50% 4/1/2055 (l)	189	190
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (l)	6,535	6,690
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (l)	237	243
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (l)	230	236
Fannie Mae Pool #DD6390 6.00% 4/1/2055 (l)	142	145
Fannie Mae Pool #DD8500 6.00% 5/1/2055 (l)	134	137
Fannie Mae Pool #DE0111 3.50% 6/1/2055 (l)	1,804	1,638
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (l)	802	821
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (l)	1,104	1,138
Fannie Mae Pool #BV6044 3.50% 9/1/2055 (l)	2,012	1,827
Fannie Mae Pool #MA5968 3.50% 2/1/2056 (l)	161	146
Fannie Mae Pool #MA5971 5.00% 2/1/2056 (l)	27	27
Fannie Mae Pool #MA6029 5.00% 4/1/2056 (l)	386	380
Fannie Mae Pool #MA6050 3.50% 5/1/2056 (l)	263	239
Fannie Mae Pool #DH0530 3.50% 5/1/2056 (l)	120	109
Fannie Mae Pool #MA6076 3.50% 6/1/2056 (l)	2,474	2,246
Fannie Mae Pool #MA6115 3.50% 7/1/2056 (l)	112	101
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (l)	5,013	4,705
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (l)	8,629	8,361
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (l)	3,078	2,645
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (l)	8,572	7,016
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (l)	704	603
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (l)	2,946	2,645
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (l)	3,092	2,859
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (l)	18	19
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (l)	46	46
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036 (l)	21	18
Freddie Mac Pool #C91912 3.00% 2/1/2037 (l)	6,298	5,930
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (l)	158	148
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (l)	44	41
Freddie Mac Pool #G03978 5.00% 3/1/2038 (l)	269	272
Freddie Mac Pool #ZS2234 6.50% 9/1/2038 (l)	30	32
Freddie Mac Pool #G08347 4.50% 6/1/2039 (l)	39	38
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (l)	16,518	14,423
Freddie Mac Pool #C03518 5.00% 9/1/2040 (l)	360	364
Freddie Mac Pool #Q05807 4.00% 1/1/2042 (l)	1,093	1,058
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (l)	714	689
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (l)	478	460
Freddie Mac Pool #760014 4.634% 8/1/2045 (l)(m)	125	125
Freddie Mac Pool #Q37988 4.00% 12/1/2045 (l)	3,305	3,164
Freddie Mac Pool #G60344 4.00% 12/1/2045 (l)	3,045	2,922
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (l)	2,937	2,676

137	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q41090 4.50% 6/1/2046 (l)	USD166	$163
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (l)	145	142
Freddie Mac Pool #760015 4.24% 1/1/2047 (l)(m)	299	291
Freddie Mac Pool #Q46021 3.50% 2/1/2047 (l)	1,016	942
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (l)	1,671	1,586
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (l)	1,419	1,388
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (l)	710	594
Freddie Mac Pool #SI2046 2.50% 8/1/2050 (l)	2,398	2,008
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (l)	259	229
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (l)	23,599	19,072
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (l)	13,430	10,993
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (l)	1,900	1,520
Freddie Mac Pool #QB7306 2.00% 1/1/2051 (l)	1,620	1,296
Freddie Mac Pool #QB8422 2.00% 2/1/2051 (l)	2,077	1,662
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (l)	53	44
Freddie Mac Pool #RA4542 2.50% 2/1/2051 (l)	22	19
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (l)	24,407	19,755
Freddie Mac Pool #SD3984 2.00% 5/1/2051 (l)	1,903	1,522
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (l)	49	40
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (l)	381	320
Freddie Mac Pool #SD0862 2.50% 6/1/2051 (l)	50	42
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (l)	628	526
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (l)	304	270
Freddie Mac Pool #RA5548 3.50% 7/1/2051 (l)	2,988	2,714
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (l)	738	593
Freddie Mac Pool #QC5527 2.50% 8/1/2051 (l)	826	691
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (l)	316	276
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (l)	7,628	6,530
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (l)	5,193	4,455
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (l)	1,062	889
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (l)	44	37
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (l)	5,085	4,528
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (l)	91	79
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (l)	6,302	5,275
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (l)	285	239
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (l)	137	122
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (l)	3,417	2,740
Freddie Mac Pool #QD2256 3.00% 11/1/2051 (l)	772	675
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (l)	1,513	1,215
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (l)	5,094	4,353
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (l)	2,803	2,352
Freddie Mac Pool #QD6009 2.00% 1/1/2052 (l)	193	154
Freddie Mac Pool #SD0838 2.00% 1/1/2052 (l)	71	57
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (l)	2,454	2,060
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (l)	1,806	1,538
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (l)	851	717
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (l)	260	231
Freddie Mac Pool #QD5877 3.50% 1/1/2052 (l)	2,988	2,715
Freddie Mac Pool #QD4876 3.50% 1/1/2052 (l)	1,991	1,808
Freddie Mac Pool #QD7325 3.50% 1/1/2052 (l)	80	73
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (l)	4,153	3,322
Freddie Mac Pool #QD7414 2.00% 2/1/2052 (l)	1,560	1,251
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (l)	1,483	1,188
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (l)	805	647
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (l)	774	621
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (l)	483	407
Freddie Mac Pool #QD6848 2.50% 2/1/2052 (l)	63	53
Freddie Mac Pool #QD7995 3.50% 2/1/2052 (l)	898	821
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (l)	79	73
Freddie Mac Pool #SD4526 2.00% 3/1/2052 (l)	7,071	5,656

American Funds Insurance Series	138

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (l)	USD3,519	$2,823
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (l)	2,716	2,184
Freddie Mac Pool #QD7772 2.00% 3/1/2052 (l)	1,655	1,326
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (l)	1,034	830
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (l)	805	645
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (l)	236	189
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (l)	53	42
Freddie Mac Pool #QD9460 2.50% 3/1/2052 (l)	766	644
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (l)	27	23
Freddie Mac Pool #SD2494 3.50% 3/1/2052 (l)	4,631	4,207
Freddie Mac Pool #SD1164 3.50% 3/1/2052 (l)	33	30
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (l)	2,762	2,216
Freddie Mac Pool #QD9950 2.00% 4/1/2052 (l)	1,650	1,324
Freddie Mac Pool #QD9791 2.00% 4/1/2052 (l)	1,482	1,187
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (l)	987	790
Freddie Mac Pool #QD9907 2.50% 4/1/2052 (l)	726	611
Freddie Mac Pool #QE0812 2.50% 4/1/2052 (l)	551	463
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (l)	330	277
Freddie Mac Pool #RA7177 2.50% 4/1/2052 (l)	126	106
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (l)	104	87
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (l)	69	59
Freddie Mac Pool #QD9765 2.50% 4/1/2052 (l)	26	22
Freddie Mac Pool #RA7192 3.50% 4/1/2052 (l)	1,862	1,692
Freddie Mac Pool #QD9838 3.50% 4/1/2052 (l)	154	140
Freddie Mac Pool #QE1578 2.50% 5/1/2052 (l)	792	666
Freddie Mac Pool #QE2020 2.50% 5/1/2052 (l)	144	121
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (l)	9,884	8,645
Freddie Mac Pool #QE1489 3.50% 5/1/2052 (l)	87	79
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (l)	3,324	2,674
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (l)	4,967	4,343
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (l)	274	239
Freddie Mac Pool #SD1124 3.50% 6/1/2052 (l)	57	52
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (l)	1,731	1,625
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (l)	4,922	4,143
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (l)	9,037	7,891
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (l)	1,062	938
Freddie Mac Pool #QE7126 3.50% 8/1/2052 (l)	903	820
Freddie Mac Pool #QE7976 4.50% 8/1/2052 (l)	33,081	32,059
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (l)	152	147
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (l)	820	689
Freddie Mac Pool #RA8252 2.50% 9/1/2052 (l)	697	587
Freddie Mac Pool #SD1581 2.50% 9/1/2052 (l)	93	78
Freddie Mac Pool #QF0925 3.00% 9/1/2052 (l)	1,780	1,555
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (l)	150	145
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (l)	60	58
Freddie Mac Pool #QF5938 2.50% 1/1/2053 (l)	218	183
Freddie Mac Pool #SD8303 2.50% 1/1/2053 (l)	65	55
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (l)	9,656	9,327
Freddie Mac Pool #RA8625 2.50% 2/1/2053 (l)	905	759
Freddie Mac Pool #RA8676 2.50% 3/1/2053 (l)	646	542
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (l)	942	936
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (l)	215	212
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (l)	2,269	2,294
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (l)	445	463
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (l)	400	417
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (l)	384	404
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (l)	362	381
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (l)	263	277
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (l)	201	212
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (l)	146	152

139	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (l)	USD112	$119
Freddie Mac Pool #SD3417 2.50% 7/1/2053 (l)	816	686
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (l)	3,640	3,679
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (l)	608	632
Freddie Mac Pool #QH1153 4.00% 9/1/2053 (l)	329	311
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (l)	5,096	5,151
Freddie Mac Pool #SD4550 2.50% 10/1/2053 (l)	789	662
Freddie Mac Pool #SD4077 2.50% 10/1/2053 (l)	95	80
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (l)	3,645	3,751
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (l)	46,213	45,740
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (l)	19,469	19,657
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (l)	522	542
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (l)	26	27
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (l)	34	35
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (l)	389	403
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (l)	229	237
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (l)	352	355
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (l)	8,602	8,806
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (l)	9,282	9,353
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (l)	72	75
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (l)	1,282	1,299
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (l)	930	937
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (l)	326	337
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (l)	13,402	13,575
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (l)	6,956	7,005
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (l)	2,702	2,721
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (l)	443	458
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (l)	390	396
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (l)	1,336	1,376
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (l)	980	1,018
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (l)	427	447
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (l)	809	815
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (l)	647	655
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (l)	584	592
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (l)	4,416	4,521
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (l)	2,306	2,368
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (l)	547	561
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (l)	9	9
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (l)	3,425	3,564
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (l)	1,782	1,856
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (l)	207	204
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (l)	8	8
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (l)	5,426	5,469
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (l)	3,142	3,161
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (l)	3,067	3,101
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (l)	1,025	1,039
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (l)	547	553
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (l)	4,130	4,227
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (l)	2,280	2,358
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (l)	2,084	2,136
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (l)	1,470	1,513
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (l)	725	742
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (l)	171	176
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (l)	1,348	1,400
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (l)	944	982
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (l)	548	568
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (l)	3,268	3,293
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (l)	2,462	2,491
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (l)	2,100	2,113
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (l)	1,814	1,822

American Funds Insurance Series	140

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (l)	USD1,393	$1,414
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (l)	1,241	1,255
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (l)	923	929
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (l)	2,979	3,066
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (l)	2,618	2,696
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (l)	2,554	2,642
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (l)	2,540	2,639
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (l)	1,396	1,432
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (l)	1,257	1,287
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (l)	855	886
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (l)	491	513
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (l)	172	179
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (l)	66	68
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (l)	1,274	1,281
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (l)	1,936	1,864
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (l)	111	106
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (l)	4,737	4,665
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (l)	4,853	4,879
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (l)	2,624	2,639
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (l)	82	82
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (l)	18	18
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (l)	3	3
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (l)	2,710	2,724
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (l)	1,137	1,150
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (l)	233	234
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (l)	63	58
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (l)	3,543	3,561
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (l)	1,393	1,426
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (l)	144	144
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (l)	92	94
Freddie Mac Pool #QX7596 3.50% 3/1/2055 (l)	44	40
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (l)	867	871
Freddie Mac Pool #QY3684 3.50% 4/1/2055 (l)	29	27
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (l)	4,169	4,268
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (l)	1,469	1,504
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (l)	69	70
Freddie Mac Pool #SD8537 3.50% 5/1/2055 (l)	2,008	1,824
Freddie Mac Pool #QY3774 6.00% 5/1/2055 (l)	3,771	3,860
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (l)	532	545
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (l)	171	175
Freddie Mac Pool #RQ0032 3.50% 7/1/2055 (l)	5,344	4,854
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (l)	832	862
Freddie Mac Pool #RQ0068 3.50% 10/1/2055 (l)	5,131	4,660
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (l)	2,825	2,709
Freddie Mac Pool #TA5881 3.50% 2/1/2056 (l)	114	104
Freddie Mac Pool #RQ0099 3.50% 3/1/2056 (l)	100	91
Freddie Mac Pool #RQ0107 3.50% 4/1/2056 (l)	3,973	3,608
Freddie Mac Pool #RQ0110 5.00% 4/1/2056 (l)	143	140
Freddie Mac Pool #RQ0124 3.50% 6/1/2056 (l)	2,296	2,085
Freddie Mac, Series T041, Class 3A, 4.435% 7/25/2032 (l)(m)	134	122
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (l)	10,192	10,480
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (l)	1,843	1,747
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (l)(m)	784	748
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (l)	3,668	3,447
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (l)(m)	3,480	3,294
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (l)(m)	711	644
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (l)	592	538
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (l)(m)	1,072	1,035
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (l)	1,532	1,378
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (l)	6,055	5,777

141	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (l)	USD3,548	$3,328
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (l)	1,413	1,380
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (l)	2,718	2,644
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029 (l)	2,455	2,384
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (l)	1,709	1,626
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048 (l)	265	248
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (l)	229	225
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050 (l)	135	131
Government National Mortgage Assn. Pool #MA6864 2.00% 9/20/2050 (l)	125	103
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (l)	6,094	5,004
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (l)	60,910	50,019
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (l)	248	203
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (l)	1,200	1,176
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051 (l)	321	315
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (l)	126	108
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (l)	779	640
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (l)	17,869	15,289
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (l)	4,332	3,707
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (l)	16,244	14,444
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (l)	698	597
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (l)	12,329	10,963
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (l)	116	106
Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052 (l)	738	634
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (l)	573	519
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (l)	8,637	8,148
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (l)	3,764	3,412
Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052 (l)	1,939	1,661
Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053 (l)	1,673	1,435
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (l)	2,659	2,569
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (l)	22,672	21,895
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (l)	4,876	4,558
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (l)	1,940	1,464
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (l)(n)	50,694	40,491
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (l)(n)	125,416	104,810
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (l)(n)	2,457	2,143
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (l)(n)	55	50
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (l)(n)	48,884	45,695
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (l)(n)	10,735	10,286
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (l)(n)	727	714
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (l)(n)	19,559	19,625
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (l)(n)	592	605
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (l)(n)	146,673	151,737
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (l)(n)	23,781	18,988
Uniform Mortgage-Backed Security 2.50% 8/1/2056 (l)(n)	44,300	37,008
Uniform Mortgage-Backed Security 3.00% 8/1/2056 (l)(n)	1,600	1,394
Uniform Mortgage-Backed Security 4.50% 8/1/2056 (l)(n)	10,693	10,235
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (l)(n)	319	313
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (l)(n)	13,567	13,592
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (l)(n)	72,150	73,527
		1,918,543

Commercial mortgage-backed securities 0.68%
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (l)	1,400	1,356
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (l)	645	649
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (l)	5,368	5,527
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (l)(m)	857	893
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (l)	4,615	4,712
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (l)	1,380	1,419

American Funds Insurance Series	142

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (l)(m)	USD4,062	$4,186
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (l)(m)	1,914	1,963
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (l)	2,909	2,661
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (l)(m)	490	477
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (l)	3,006	3,069
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (l)(m)	1,792	1,891
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (l)(m)	1,828	1,858
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (l)	1,000	985
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (l)	2,960	2,663
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (l)(m)	750	743
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (l)	2,112	2,151
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (l)(m)	590	602
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (l)	618	625
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (l)(m)	1,750	1,750
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (l)	1,117	1,153
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (l)(m)	6,990	7,141
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (l)(m)	1,450	1,481
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (l)(m)	3,334	3,423
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.225% 12/15/2042 (f)(l)(m)	3,083	3,093
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.59% 11/15/2038 (f)(l)(m)	3,841	3,841
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.615% 1/17/2039 (f)(l)(m)	1,187	1,187
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.067% 4/15/2041 (f)(l)(m)	3,848	3,857
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (f)(l)(m)	11,410	11,325
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 8/15/2041 (f)(l)(m)	6,850	6,884
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.503% 7/15/2041 (f)(l)(m)	1,153	1,157
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 5.952% 7/15/2041 (f)(l)(m)	1,414	1,421
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (f)(l)(m)	3,606	3,660
CONE Trust, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.267% 8/15/2041 (f)(l)(m)	5,162	5,148
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (f)(l)	3,677	3,737
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (f)(l)(m)	5,942	5,975
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (f)(l)(m)	1,205	1,204
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (f)(l)(m)	2,748	2,755
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (f)(l)	3,795	3,387
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 5/15/2041 (f)(l)(m)	8,302	8,332
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (l)	2,489	2,281
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (f)(l)(m)	2,059	2,065
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (f)(l)(m)	5,246	5,370
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (f)(l)(m)	10,151	10,319
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (f)(l)	1,522	1,316
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (f)(l)	578	487
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039 (f)(l)(m)	100	81
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.218% 11/15/2039 (f)(l)(m)	1,960	1,965
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (f)(l)	13,772	13,333
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.791% 4/15/2055 (l)(m)	370	345
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.028% 5/25/2055 (f)(l)(m)	576	585
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (f)(l)(m)	627	622
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, (1-month USD CME Term SOFR + 1.50%) 5.125% 9/15/2042 (f)(l)(m)	1,543	1,550
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.017% 5/15/2039 (f)(l)(m)	3,964	3,974
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (f)(l)	2,194	1,956

143	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.625% 1/15/2039 (f)(l)(m)	USD10,709	$10,707
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (f)(l)(m)	9,322	9,276
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (f)(l)(m)	345	341
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (l)(m)	1,620	1,536
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (l)	430	444
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.414% 11/15/2027 (f)(l)(m)	5,000	5,014
		193,908

Collateralized mortgage-backed obligations (privately originated) 0.24%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (f)(j)(l)	4,510	4,523
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (f)(l)(m)	504	461
Aspire Mortgage Trust, Series 2026-2, Class A1A, 5.325% 4/26/2066 (6.325% on 4/1/2030) (f)(j)(l)	1,059	1,056
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (f)(j)(l)	359	360
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (f)(l)(m)	4,866	4,763
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (f)(j)(l)	1,408	1,395
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (f)(j)(l)	2,216	2,218
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (l)	100	101
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (f)(l)	5,786	5,599
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.778% 9/25/2042 (f)(l)(m)	71	71
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.878% 5/25/2044 (f)(l)(m)	3,087	3,099
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.478% 2/25/2046 (f)(l)(m)	3,358	3,358
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (f)(l)(m)	6,890	6,954
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034 (l)	165	164
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (f)(j)(l)	1,777	1,770
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (f)(j)(l)	1,666	1,676
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (f)(j)(l)	460	461
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 5.70% 7/25/2062 (f)(l)	3,902	3,968
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (f)(j)(l)	1,489	1,484
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (f)(l)	2,435	2,431
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (f)(l)	2,635	2,484
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (f)(l)	1,484	1,433
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.375% 10/17/2041 (f)(l)(m)	4,921	4,927
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.076% 2/17/2042 (f)(l)(m)	674	675
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (f)(l)	2,172	2,068
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (f)(j)(l)	944	943
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (f)(l)(m)	1,567	1,565
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (f)(j)(l)	921	924
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (f)(j)(l)	426	424
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (f)(j)(l)	2,231	2,213
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (f)(l)(m)	1,439	1,420
Verus Securitization Trust, Series 2026-4, Class A1, 4.998% 4/25/2071 (f)(l)(m)	2,392	2,377
		67,365
Total mortgage-backed obligations		2,179,816

American Funds Insurance Series	144

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 1.64%
Other asset-backed securities 0.79%
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (f)(l)	USD10,457	$10,468
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (f)(l)	1,923	1,909
Affirm Master Trust, Series 2026-2A, Class A, 4.67% 4/16/2035 (f)(l)	4,352	4,340
ALLO Issuer, LLC, Series 2026-1A, Class A2, 5.607% 6/20/2056 (f)(l)	2,576	2,607
Altde Trust, Series 2026-1A, Class A, 5.521% 4/15/2051 (f)(l)	5,727	5,679
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (f)(l)	2,471	2,456
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (f)(l)	1,375	1,366
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (f)(l)	6,656	6,556
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (f)(l)	3,627	3,597
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (f)(l)	11	11
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (f)(l)	760	729
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (f)(l)	3,856	3,636
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (f)(l)	4,183	4,200
Castlelake Aircraft Securitization Trust, Series 2026-2A, Class A, 5.333% 4/15/2051 (f)(l)	6,897	6,844
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (f)(l)	5,004	4,175
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (f)(l)	1,661	1,371
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (f)(l)	5,874	4,669
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (f)(l)	1,197	1,195
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (f)(l)	777	729
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (f)(l)	2,969	2,784
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (f)(l)	593	556
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (f)(l)	829	766
Consolidated Communications, LLC, Series 2026-1A, Class A2, 5.079% 3/20/2056 (f)(l)	1,091	1,080
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (l)	1,327	1,333
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (f)(l)	283	283
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (f)(l)	164	154
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (f)(l)	2,105	2,112
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (f)(l)	795	790
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (f)(l)	360	341
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (f)(l)	162	154
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (f)(l)	3,834	3,817
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (f)(l)	6,159	6,161
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (f)(l)	1,161	1,132
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (f)(l)	5,001	4,804
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (f)(l)	6,489	6,237
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (f)(l)	2,265	2,111
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (f)(l)	3,322	3,116
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (f)(l)	263	244
GreatAmerica Leasing Receivables Funding, LLC, Series 2026-1, Class A3, 4.76% 9/16/2030 (f)(l)	1,000	1,006
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (f)(l)	2,388	2,370
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (l)	1,918	1,925
Kinetic ABS Issuer, LLC, Series 2026-2A, Class A2, 5.834% 6/25/2058 (f)(l)	4,645	4,701
Kinetic ABS Issuer, LLC, Series 2026-2A, Class B, 6.224% 6/25/2058 (f)(l)	520	527
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (f)(l)	4,531	4,469
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (f)(l)	79	79
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (f)(l)	4,075	3,865
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (f)(l)	26,263	21,710
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (f)(l)	509	509
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (f)(l)	322	321
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (f)(l)	693	695
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2038 (l)	2,442	2,347
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (f)(l)	393	391
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (f)(l)	506	499
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.325% 9/15/2039 (f)(l)(m)	438	443
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (f)(l)	603	611
SLAM, Ltd., Series 2026-1A, Class A, 5.547% 7/15/2051 (f)(l)	6,396	6,393
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (f)(l)	2,454	2,332
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (f)(l)	798	782
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (f)(l)	421	420

145	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (f)(l)	USD676	$664
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (f)(l)	560	548
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (f)(l)	5,200	5,112
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (f)(l)	6,139	6,021
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (f)(l)	729	712
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (l)	2,840	2,842
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (l)	4,155	4,178
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (l)	5,377	5,326
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (f)(l)	944	906
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (f)(l)	445	419
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (f)(l)	621	585
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (f)(l)	1,801	1,697
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (f)(l)	1,842	1,832
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (f)(l)	6,539	6,154
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (f)(l)	1,186	1,094
U.S. Bank NA, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (f)(l)	1,240	1,236
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (f)(l)	124	124
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (f)(l)	114	113
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (f)(l)	418	419
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (f)(l)	736	745
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (l)	9,409	9,492
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (j)(l)	1,462	1,456
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (f)(l)	8,048	8,083
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (l)	2,052	2,033
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (f)(l)	959	960
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (f)(l)	243	244
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (f)(l)	137	137
		224,039

Auto loan 0.63%
Ally Auto Receivables Trust, Series 2026-1, Class A2, 3.91% 11/15/2028 (l)	2,289	2,285
Ally Auto Receivables Trust, Series 2026-1, Class A3, 3.92% 10/15/2030 (l)	1,751	1,738
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (f)(l)	232	232
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (f)(l)	2,813	2,827
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (f)(l)	1,005	1,006
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (f)(l)	3,470	3,461
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (f)(l)	29,013	29,242
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (f)(l)	4,960	5,075
Bank of America Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (f)(l)	1,211	1,216
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (l)	545	545
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (l)	296	297
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (l)	479	477
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (l)	1,679	1,682
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class B, 4.56% 2/17/2032 (l)	305	304
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (l)	7,626	7,662
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (f)(l)	3,768	3,783
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (f)(l)	2,933	2,949
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (f)(l)	8	8
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (f)(l)	354	354
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (l)	144	144
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (l)	883	883
Exeter Automobile Receivables Trust, Series 2026-1A, Class A3, 4.03% 3/15/2030 (l)	1,118	1,114
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (f)(l)	5,998	6,100
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (f)(l)(m)	13,442	13,586
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (f)(l)	3,235	3,235
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (l)	7,319	7,258
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (f)(l)	67	67
GLS Auto Receivables Trust, Series 2026-2A, Class A2, 4.25% 4/16/2029 (f)(l)	2,901	2,899

American Funds Insurance Series	146

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Receivables Trust, Series 2026-2A, Class A3, 4.33% 11/15/2029 (f)(l)	USD1,174	$1,171
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (f)(l)	462	462
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (f)(l)	446	447
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (f)(l)	8,654	8,904
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (l)	1,058	1,061
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (f)(l)	4,391	4,312
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (f)(l)	4,445	4,413
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (f)(l)	4,585	4,719
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (f)(l)	9,236	9,167
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (f)(l)	685	680
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (f)(l)	429	426
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (f)(l)	4,771	4,817
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (f)(l)	1,448	1,449
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (f)(l)	1,610	1,595
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (f)(l)	993	983
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (l)	2,042	2,050
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (f)(l)	3,632	3,591
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (f)(l)	677	678
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (f)(l)	504	505
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (l)	17	17
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (l)	3,321	3,337
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (l)	1,355	1,357
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (f)(l)	349	349
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (f)(l)	736	738
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (f)(l)	173	173
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (f)(l)	2,447	2,451
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (l)	1,546	1,551
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (l)	1,822	1,835
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (f)(l)	654	652
Truist Bank Auto Credit-Linked Notes, Series 2026-1, Class B, 5.067% 6/26/2034 (f)(l)	850	851
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (f)(l)	731	731
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (f)(l)	142	142
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (f)(l)	1,552	1,554
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (f)(l)	543	543
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (f)(l)	6,520	6,532
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (f)(l)	1,973	1,988
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (l)	2,618	2,624
		179,284

Credit card 0.11%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (f)(l)	8,500	8,508
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (f)(l)	4,100	4,105
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (f)(l)	2,715	2,721
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (l)	4,171	4,131
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (l)	4,558	4,589
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (l)	3,970	4,004
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (f)(l)	2,043	2,034
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (f)(l)	404	403
Mission Lane Credit Card Master Trust, Series 2026-A, Class A, 4.95% 7/15/2032 (f)(l)	640	637
		31,132

Student loan 0.07%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (f)(l)	2,105	2,111
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (f)(l)	2,179	1,978
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (f)(l)	2,928	2,629
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (f)(l)	3,499	3,295

147	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Student loan (continued)
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (f)(l)	USD1,929	$1,838
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (f)(l)	3,674	3,489
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 4.470% 1/15/2053 (f)(l)(m)	3,102	3,078
		18,418

Collateralized loan obligations 0.04%
Flatiron CLO 28, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.753% 7/15/2036 (f)(l)(m)	3,240	3,240
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A1R, (3-month USD CME Term SOFR + 0.82%) 4.493% 1/15/2033 (f)(l)(m)	2,983	2,984
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.723% 4/15/2034 (f)(l)(m)	3,229	3,231
Trinitas CLO XII, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.718% 4/25/2033 (f)(l)(m)	1,000	1,001
		10,456
Total asset-backed obligations		463,329
Bonds & notes of governments & government agencies outside the U.S. 0.41%
Mexico 0.22%
Eagle Funding LuxCo SARL 5.50% 8/17/2030	18,285	18,382
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	10,645	10,701
United Mexican States 4.75% 4/27/2032	2,305	2,212
United Mexican States 5.375% 3/22/2033	1,295	1,270
United Mexican States 3.50% 2/12/2034	1,790	1,529
United Mexican States 6.875% 5/13/2037	2,720	2,857
United Mexican States 6.25% 8/27/2037	17,535	17,558
United Mexican States 6.625% 1/29/2038	200	205
United Mexican States 6.125% 2/9/2038	937	920
United Mexican States 7.375% 5/13/2055	4,235	4,499
United Mexican States 3.771% 5/24/2061	1,528	920
		61,053

Canada 0.08%
CPPIB Capital, Inc. 2.75% 11/2/2027 (f)	5,914	5,801
OMERS Finance Trust 3.50% 4/19/2032 (f)	3,867	3,669
OMERS Finance Trust 4.00% 4/19/2052 (f)	3,867	3,052
Ontario (Province of) 3.90% 9/4/2030	8,228	8,110
		20,632

Kuwait 0.04%
Kuwait (State of) 4.652% 10/9/2035 (f)	11,750	11,489

United Arab Emirates 0.03%
Abu Dhabi (Emirate of) 3.125% 9/30/2049	4,468	3,020
Abu Dhabi (Emirate of) 3.875% 4/16/2050	7,782	6,009
		9,029

American Funds Insurance Series	148

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Peru 0.02%
Peru (Republic of) 1.862% 12/1/2032	USD2,525	$2,099
Peru (Republic of) 5.875% 8/8/2054	2,310	2,306
Peru (Republic of) 2.78% 12/1/2060	3,383	1,855
		6,260

Panama 0.02%
Panama (Republic of) 7.50% 3/1/2031	1,765	1,943
Panama (Republic of) 2.252% 9/29/2032	4,306	3,619
		5,562

Chile 0.00%
Chile (Republic of) 4.35% 4/13/2031	735	723
Total bonds & notes of governments & government agencies outside the U.S.		114,748
Loans 0.12%
Communication services 0.03%
Connect Finco SARL, Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.144% 9/27/2029 (m)(o)	2,332	2,341
Connect Holding II, LLC, Delayed Draw Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.903% 4/3/2031 (m)(o)	1,215	1,143
Ligado Networks, LLC, DIP Term Loan, First Lien, 17.50% PIK 12/31/2027 (c)(g)(o)	2,107	2,107
Peraton Corp., Term Loan B1, Second Lien, (3-month USD CME Term SOFR + 7.85%) 11.516% 2/1/2029 (m)(o)	1,650	1,129
Versant Media Group, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.50%) 7.232% 1/30/2031 (m)(o)	1,280	1,286
		8,006

Information technology 0.03%
Coreweave Financing DDTL V, LLC, Delayed Draw Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.12% 11/15/2031 (m)(o)	220	225
Kaseya, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.00%) 8.663% 3/21/2033 (m)(o)	900	552
Polaris Newco, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.262%) 7.925% 6/2/2028 (m)(o)	3,076	2,683
Viasat, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.614%) 8.258% 3/2/2029 (m)(o)	4,010	4,036
Viasat, Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 4.614%) 8.258% 5/30/2030 (m)(o)	104	104
		7,600

Financials 0.02%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (c)(f)(m)(o)	3,785	3,807
CRC Insurance Group, LLC, Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 5/6/2032 (m)(o)	1,374	1,347
Denali Intermediate Holdings, Inc., Revolver, First Lien, (3-month CME Term SOFR + 5.50%) 9.121% 8/26/2032 (m)(o)	41	38
Denali Intermediate Holdings, Inc., Term Loan, First Lien, (1-month CME Term SOFR + 5.50%) 9.153% 8/26/2032 (m)(o)	2,031	1,894
		7,086

149	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)

Health care 0.01%
Accendra Health, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.494% 3/29/2029 (m)(o)	USD505	$478
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.394% 4/23/2031 (m)(o)	2,530	2,536
		3,014

Consumer staples 0.01%
TreeHouse Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.894% 2/11/2033 (m)(o)	2,810	2,822

Consumer discretionary 0.01%
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 5.614%) 9.254% 3/11/2030 (c)(m)(o)	127	127
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 7.614%) 11.217% Cash 3/11/2030 (c)(g)(m)(o)	122	122
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (m)(o)	2,353	2,356
		2,605

Industrials 0.01%
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (m)(o)	2,798	2,534

Materials 0.00%
Consolidated Energy Finance SA, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.413% 11/15/2030 (m)(o)	559	543
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(g)(m)(o)	640	551
Venator Material, LLC, Term Loan B, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(g)(m)(o)	648	558
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 10/12/2028 (c)(g)(k)(m)(o)	1,372	— (d)
		1,652
Total loans		35,319
Municipals 0.08%
Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	4,781	4,665
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	4,808	4,408
		9,073

Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	2,592	2,626

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,900	4,433

American Funds Insurance Series	150

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)

Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	USD5,710	$5,617
Total municipals		21,749
Total bonds, notes & other debt instruments (cost: $8,927,852,000)		8,768,621
Investment funds 2.64%	Shares
Capital Group Central Corporate Bond Fund (p)	89,196,808	747,469
Total investment funds (cost: $742,941,000)		747,469
Short-term securities 6.40%
Money market investments 6.40%
Capital Group Central Cash Fund 3.70% (p)(q)	18,153,356	1,815,154
Total short-term securities (cost: $1,815,118,000)		1,815,154
Total investment securities 101.97% (cost: $20,457,908,000)		28,893,579
Other assets less liabilities (1.97)%		(558,858)
Net assets 100.00%		$28,334,721
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Long	5,215	10/5/2026	USD1,074,983	$(766)
5 Year U.S. Treasury Note Futures	Long	8,154	10/5/2026	872,860	2,297
10 Year U.S. Treasury Note Futures	Long	1,326	9/30/2026	145,715	591
10 Year Ultra U.S. Treasury Note Futures	Short	1,214	9/30/2026	(136,537)	(1,645)
20 Year U.S. Treasury Bond Futures	Long	2,892	9/30/2026	328,242	8,465
30 Year Ultra U.S. Treasury Bond Futures	Short	705	9/30/2026	(81,890)	(2,226)
					$6,716
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.50061%	Annual	11/3/2032	USD74,795	$1,712	$—	$1,712
SOFR	Annual	3.639%	Annual	1/14/2033	USD144,154	2,277	—	2,277
SOFR	Annual	3.6775%	Annual	10/8/2035	USD55,754	1,306	—	1,306
						$5,295	$—	$5,295

151	American Funds Insurance Series

Asset Allocation Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR22,330	$(573)	$(376)	$(197)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD74,027	(5,969)	(5,733)	(236)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	112,022	(2,458)	(1,813)	(645)
					$(9,000)	$(7,922)	$(1,078)
Investments in affiliates (p)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Investment funds 2.64%
Capital Group Central Corporate Bond Fund	$846,762	$92,169	$178,000	$(35,998)	$22,536	$747,469	$19,771
Short-term securities 6.40%
Money market investments 6.40%
Capital Group Central Cash Fund 3.70% (q)	1,004,810	4,401,221	3,590,717	9	(169)	1,815,154	22,997
Total 9.04%				$(35,989)	$22,367	$2,562,623	$42,768
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Anthropic, PBC, Class H, preferred shares (a)(c)	5/28/2026	$64,013	$64,013	0.23%
Rotech Healthcare, Inc. (a)(c)	8/22/2014	6,949	12,982	0.05
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026-4/20/2026	6,703	6,669	0.02
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026-4/20/2026	5,759	5,727	0.02
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (g)	9/29/2025-3/23/2026	541	608	— (r)
Total		$83,965	$89,999	0.32%

American Funds Insurance Series	152

Asset Allocation Fund (continued)
(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,564,279,000, which represented 5.52% of the net assets of the fund.

(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(h)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $39,040,000, which represented 0.14% of the net assets of the fund.
(i)	Index-linked bond whose principal amount moves with a government price index.
(j)	Step bond; coupon rate may change at a later date.
(k)	Scheduled interest and/or principal payment was not received.
(l)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(m)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(n)	Represents securities transacted on a TBA basis.
(o)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(p)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(q)	Rate represents the seven-day yield at 6/30/2026.
(r)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group

DAC = Designated Activity Company
Fin. = Finance
Fncg. = Financing
GO = General Obligation
PIK = Payment In Kind
REIT = Real Estate Investment Trust

Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

153	American Funds Insurance Series

American Funds Global Balanced Fund
Investment portfolio June 30, 2026unaudited

Common stocks 59.96%	Shares	Value (000)
Information technology 14.16%
Taiwan Semiconductor Manufacturing Co., Ltd.	206,000	$15,819
Broadcom, Inc.	37,752	14,261
NVIDIA Corp.	52,476	10,500
Corning, Inc.	30,396	7,764
Microsoft Corp.	20,145	7,515
Apple, Inc.	12,498	3,616
ASML Holding NV	1,370	2,717
ARM Holdings PLC (ADR) (a)	3,585	1,271
Applied Materials, Inc.	1,691	1,223
Quantinuum, Inc., Class A (a)	10,598	866
Cisco Systems, Inc.	7,341	862
Accenture PLC, Class A	2,486	309
		66,723

Industrials 8.37%
RTX Corp.	35,141	6,667
Union Pacific Corp.	16,981	4,619
Hitachi, Ltd.	147,300	4,093
Volvo AB, Class B	67,610	2,299
BAE Systems PLC	82,086	2,008
TransDigm Group, Inc.	1,505	2,005
Airbus SE, non-registered shares	6,777	1,508
ITOCHU Corp.	125,800	1,447
Rheinmetall AG, non-registered shares	1,262	1,429
Deutsche Post AG	22,170	1,345
General Dynamics Corp.	3,637	1,288
L3Harris Technologies, Inc.	3,462	1,006
United Rentals, Inc.	784	888
Caterpillar, Inc.	818	871
Rolls-Royce Holdings PLC	43,590	837
Bouygues SA	13,919	777
Komatsu, Ltd.	19,300	755
Ryanair Holdings PLC	23,897	748
Bombardier, Inc., Class B (a)	3,171	730
Qantas Airways, Ltd.	93,586	693
Automatic Data Processing, Inc.	2,769	620
Waste Management, Inc.	2,611	582
Safran SA	1,295	512
PACCAR, Inc.	4,096	492
Uber Technologies, Inc. (a)	6,400	462
GFL Environmental, Inc., subordinate voting shares	10,769	396
Northrop Grumman Corp.	736	375
		39,452

Financials 7.97%
B3 SA - Brasil, Bolsa, Balcao	1,532,521	4,313
Banco Bilbao Vizcaya Argentaria SA	144,911	3,635
JPMorgan Chase & Co.	9,054	2,964
Samsung Life Insurance Co., Ltd.	10,377	2,709
Mizuho Financial Group, Inc.	51,200	2,459
ING Groep NV	68,015	2,152
Morgan Stanley	10,213	2,135
Chubb, Ltd.	5,704	1,944
Banco BPM SpA	91,406	1,579
Standard Chartered PLC (GBP denominated)	52,696	1,428
Zurich Insurance Group AG	1,911	1,411
Munchener Ruckversicherungs-Gesellschaft AG	2,388	1,333
BNP Paribas SA	10,447	1,221
Aviva PLC	140,965	1,216

American Funds Insurance Series	154

American Funds Global Balanced Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Bajaj Finance, Ltd.	105,957	$1,131
UniCredit SpA	8,454	756
Samsung Fire & Marine Insurance Co., Ltd.	1,816	727
BlackRock, Inc.	731	703
Mastercard, Inc., Class A	1,285	660
AIA Group, Ltd.	71,400	655
Wells Fargo & Co.	7,639	631
U.S. Bancorp	8,575	518
Japan Post Bank Co., Ltd.	25,600	488
Hannover Rück SE	1,599	443
HDFC Bank, Ltd.	43,707	370
		37,581

Health care 6.60%
Eli Lilly and Co.	6,393	7,668
Vertex Pharmaceuticals, Inc. (a)	11,056	5,492
Gilead Sciences, Inc.	18,176	2,297
UnitedHealth Group, Inc.	5,003	2,080
EssilorLuxottica SA	10,607	1,990
Daiichi Sankyo Co., Ltd.	106,500	1,709
Abbott Laboratories	15,807	1,434
Alnylam Pharmaceuticals, Inc. (a)	3,819	1,150
Sanofi	13,216	1,129
Argenx SE, non-registered shares (a)	1,119	1,038
Stryker Corp.	3,282	1,033
Medtronic PLC	12,876	1,007
CVS Health Corp.	8,877	918
Molina Healthcare, Inc. (a)	3,415	781
BioMarin Pharmaceutical, Inc. (a)	10,659	610
AstraZeneca PLC (GBP denominated)	2,554	478
GE HealthCare Technologies, Inc.	4,863	311
		31,125

Materials 4.92%
Grupo Mexico, SAB de CV, Series B	282,948	3,208
Franco-Nevada Corp.	9,049	1,886
Franco-Nevada Corp. (CAD denominated)	2,941	614
Linde PLC	4,496	2,333
Vale SA, ordinary nominative shares	71,480	1,078
Vale SA (ADR), ordinary nominative shares	51,629	777
Smurfit Westrock PLC	38,239	1,769
Anglo American PLC	35,432	1,735
Newmont Corp.	18,443	1,723
Lundin Gold, Inc.	31,853	1,718
Freeport-McMoRan, Inc.	25,659	1,614
Lundin Mining Corp.	57,294	1,396
Air Products and Chemicals, Inc.	4,491	1,317
Southern Copper Corp.	3,900	680
Agnico Eagle Mines, Ltd. (CAD denominated)	3,410	530
Air Liquide SA	2,542	503
Celanese Corp.	4,289	197
LunR Royalties Corp. (a)	6,768	90
		23,168

Utilities 4.71%
Dominion Energy, Inc.	77,410	5,287
DTE Energy Co.	18,456	2,812
National Grid PLC	120,974	2,003

155	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Constellation Energy Corp.	7,776	$1,931
Power Grid Corp. of India, Ltd.	569,441	1,732
Duke Energy Corp.	13,590	1,720
Pinnacle West Capital Corp.	15,099	1,616
Xcel Energy, Inc.	17,982	1,444
E.ON SE	64,471	1,330
CenterPoint Energy, Inc.	28,279	1,246
NextEra Energy, Inc.	6,537	574
Engie SA	16,259	513
		22,208

Consumer discretionary 3.85%
Amazon.com, Inc. (a)	24,278	5,786
Compagnie Generale des Etablissements Michelin	80,981	3,128
Starbucks Corp.	21,639	2,211
Midea Group Co., Ltd., Class A	161,550	1,797
Compagnie Financiere Richemont SA, Class A	6,287	1,459
Maruti Suzuki India, Ltd.	9,082	1,359
Royal Caribbean Cruises, Ltd.	3,432	1,090
Viking Holdings, Ltd. (a)	6,825	714
Accor SA	9,987	581
		18,125

Communication services 3.66%
Alphabet, Inc., Class A	20,814	7,438
Alphabet, Inc., Class C	7,139	2,523
Meta Platforms, Inc., Class A	4,326	2,437
AT&T, Inc.	113,059	2,340
Comcast Corp., Class A	39,509	970
Omnicom Group, Inc.	11,620	846
Netflix, Inc. (a)	8,833	631
Versant Media Group, Inc., Class A	1,665	60
		17,245

Consumer staples 3.18%
Philip Morris International, Inc.	27,768	5,024
Imperial Brands PLC	104,123	3,850
British American Tobacco PLC	47,640	2,938
Altria Group, Inc.	19,061	1,371
Nestle SA	9,372	962
Sysco Corp.	9,796	819
		14,964

Energy 2.53%
Canadian Natural Resources, Ltd. (CAD denominated)	140,306	5,552
EOG Resources, Inc.	14,180	1,839
Shell PLC (GBP denominated)	44,383	1,719
Chevron Corp.	6,600	1,094
Expand Energy Corp.	6,745	615
Cameco Corp. (CAD denominated)	5,638	575
Baker Hughes Co., Class A	9,492	527
		11,921

American Funds Insurance Series	156

American Funds Global Balanced Fund (continued)
Common stocks (continued)	Shares	Value (000)

Real estate 0.01%
CTP NV	2,867	$52
Total common stocks (cost: $185,222,000)		282,564
Preferred securities 0.28%
Financials 0.28%
Itau Unibanco Holding SA (ADR), preferred nominative shares	163,650	1,337
Total preferred securities (cost: $1,497,000)		1,337
Convertible stocks 0.89%
Communication services 0.33%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	15,500	789
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	15,500	779
		1,568

Utilities 0.29%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	27,600	1,372

Financials 0.27%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	20,865	1,271
Total convertible stocks (cost: $4,444,000)		4,211
Bonds, notes & other debt instruments 30.88%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 12.04%
Japan 1.91%
Japan, Series 150, 0.005% 12/20/2026	JPY84,950	520
Japan, Series 346, 0.10% 3/20/2027	134,150	819
Japan, Series 474, 0.70% 7/1/2027	53,050	325
Japan, Series 352, 0.10% 9/20/2028	78,500	469
Japan, Series 358, 0.10% 3/20/2030	37,400	217
Japan, Series 363, 0.10% 6/20/2031	132,850	747
Japan, Series 373, 0.60% 12/20/2033	55,750	303
Japan, Series 152, 1.20% 3/20/2035	284,700	1,572
Japan, Series 176, 0.50% 3/20/2041	92,050	385
Japan, Series 179, 0.50% 12/20/2041	96,300	392
Japan, Series 42, 1.70% 3/20/2044	86,550	408
Japan, Series 192, 2.40% 3/20/2045	165,550	860
Japan, Series 74, 1.00% 3/20/2052	63,400	208
Japan, Series 76, 1.40% 9/20/2052	41,100	150
Japan, Series 77, 1.60% 12/20/2052	76,750	294
Japan, Series 90, 3.70% 3/20/2056	226,900	1,350
		9,019

Germany 1.33%
Germany (Federal Republic of) 0% 8/15/2030	EUR2,459	2,535
Germany (Federal Republic of) 0% 2/15/2032	540	533
Germany (Federal Republic of) 1.70% 8/15/2032	674	730
Germany (Federal Republic of) 2.30% 2/15/2033	300	335
Germany (Federal Republic of) 1.00% 5/15/2038	180	164

157	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (continued)
Germany (Federal Republic of) 0% 8/15/2050	EUR300	$152
Germany (Federal Republic of) 0% 8/15/2052	290	138
Germany (Federal Republic of), Series TWIN, 2.50% 2/15/2035	1,500	1,674
		6,261

Supra National 0.94%
European Bank for Reconstruction and Development 6.75% 1/13/2032	INR43,800	451
European Investment Bank 0.375% 9/15/2027	EUR110	123
European Investment Bank 6.95% 3/1/2029	INR5,700	59
European Investment Bank 0.25% 1/20/2032	EUR860	855
European Investment Bank 7.40% 10/23/2033	INR19,300	205
European Investment Bank 2.875% 1/15/2035	EUR45	51
European Union 2.50% 10/14/2030	40	45
European Union 2.75% 12/13/2032	70	79
European Union 3.375% 10/4/2039	40	45
European Union 3.625% 12/12/2040	1,475	1,682
European Union 4.00% 10/12/2055	300	342
Inter-American Development Bank 7.00% 1/25/2029	INR22,000	230
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	169
International Finance Corp. 0% 4/26/2052	MXN18,660	105
		4,441

United Kingdom 0.85%
United Kingdom 1.25% 7/22/2027	GBP410	528
United Kingdom 1.00% 1/31/2032	750	830
United Kingdom 4.25% 6/7/2032	515	680
United Kingdom 3.25% 1/31/2033	330	407
United Kingdom 4.75% 10/22/2035	270	358
United Kingdom 3.25% 1/22/2044	504	510
United Kingdom 1.25% 7/31/2051	413	233
United Kingdom 4.375% 7/31/2054	205	228
United Kingdom 2.50% 7/22/2065	340	239
		4,013

Italy 0.82%
Italy (Republic of) 1.35% 4/1/2030	EUR250	271
Italy (Republic of) 4.40% 5/1/2033	10	12
Italy (Republic of) 4.35% 11/1/2033	740	903
Italy (Republic of) 4.20% 3/1/2034	900	1,088
Italy (Republic of) 3.65% 8/1/2035	795	918
Italy (Republic of) 4.50% 10/1/2053	210	246
Italy (Republic of) 4.30% 10/1/2054	220	249
Italy (Republic of) 4.65% 10/1/2055	160	190
		3,877

China 0.67%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	86
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	4,300	665
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	2,410	373
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	360	61
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	1,520	209
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	158
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,290
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	317
		3,159

American Funds Insurance Series	158

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Peru 0.63%
Peru (Republic of) 7.60% 8/12/2039	PEN9,509	$2,983

France 0.60%
French Republic O.A.T. 0.75% 2/25/2028	EUR410	454
French Republic O.A.T. 0% 11/25/2030	1,320	1,330
French Republic O.A.T. 2.00% 11/25/2032	430	458
French Republic O.A.T. 3.80% 6/25/2037	150	173
French Republic O.A.T. 3.25% 5/25/2045	160	162
French Republic O.A.T. 3.75% 5/25/2056	225	228
		2,805

Spain 0.52%
Spain (Kingdom of) 0% 1/31/2027	335	377
Spain (Kingdom of) 0.80% 7/30/2027	490	550
Spain (Kingdom of) 0.50% 10/31/2031	165	167
Spain (Kingdom of) 3.15% 4/30/2033	227	262
Spain (Kingdom of) 3.55% 10/31/2033	370	436
Spain (Kingdom of) 3.25% 4/30/2034	75	87
Spain (Kingdom of) 3.45% 10/31/2034	145	169
Spain (Kingdom of) 3.30% 4/30/2036	90	103
Spain (Kingdom of) 3.40% 10/31/2036	245	281
		2,432

Brazil 0.51%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL2,230	399
Brazil (Federative Republic of) 10.00% 1/1/2031	4,118	694
Brazil (Federative Republic of) 10.00% 1/1/2035	6,188	963
Brazil (Federative Republic of) 6.00% 8/15/2040 (b)	237	39
Brazil (Federative Republic of) 6.00% 8/15/2050 (b)	1,712	274
Brazil (Federative Republic of) 6.00% 8/15/2060 (b)	237	38
		2,407

Australia 0.48%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD465	281
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	725	453
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	905	591
Australia (Commonwealth of), Series 144, 3.75% 4/21/2037	129	81
New South Wales Treasury Corp. 5.25% 10/17/2034	582	407
New South Wales Treasury Corp. 4.25% 2/20/2036	340	217
Treasury Corp. of Victoria 3.625% 9/29/2040	EUR200	228
		2,258

Hungary 0.46%
Hungary (Republic of) 3.00% 8/21/2030	HUF598,580	1,782
Hungary (Republic of) 3.00% 4/25/2041	101,720	255
Magyar Export-Import Bank 6.00% 5/16/2029	EUR100	122
		2,159

South Korea 0.42%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	221

159	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
South Korea (continued)
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	KRW1,830,410	$1,197
South Korea (Republic of), Series 3312, 4.125% 12/10/2033	258,730	168
South Korea (Republic of), Series 3512, 3.25% 12/10/2035	691,550	417
		2,003

Colombia 0.36%
Colombia (Republic of) 8.00% 4/20/2033	USD1,330	1,459
Colombia (Republic of), Series B, 12.00% 3/13/2058	COP785,300	228
		1,687

Canada 0.32%
Canada (Government of) 3.50% 3/1/2028	CAD1,119	799
Canada (Government of) 1.50% 12/1/2031	60	39
Nova Scotia (Province of) 3.15% 12/1/2051	170	94
Ontario (Province of) 4.05% 4/16/2031	USD150	148
Quebec Canada (Province of) 4.375% 7/2/2031	GBP328	433
		1,513

Greece 0.29%
Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR65	76
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	98
Greece (Hellenic Republic of) 3.375% 6/16/2036	540	609
Greece (Hellenic Republic of) 4.125% 6/15/2054	500	561
		1,344

Belgium 0.11%
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	270	307
Belgium (Kingdom of), Series 106, 3.40% 6/22/2036	185	211
		518

Czech Republic 0.10%
Czech Republic, Series 154, 4.50% 11/11/2032	CZK9,930	474

Indonesia 0.09%
Indonesia (Republic of), Series FR87, 6.50% 2/15/2031	IDR1,253,000	68
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	2,543,000	140
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	1,026,000	55
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	2,889,000	157
		420

Finland 0.09%
Finland (Republic of), Series 10Y, 3.375% 9/15/2036	EUR348	402

Austria 0.08%
Austria (Republic of) 0% 2/20/2031	370	373

American Funds Insurance Series	160

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Portugal 0.07%
Portugal (Republic of), Series 11Y, 0.475% 10/18/2030	EUR50	$52
Portugal (Republic of), Series 10Y, 3.25% 6/13/2036	175	200
Portugal (Republic of), Series 30Y, 3.625% 6/12/2054	70	76
		328

South Africa 0.06%
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	ZAR4,515	279

Mexico 0.05%
United Mexican States 6.125% 2/9/2038	USD200	196
United Mexican States, Series M, 8.00% 7/31/2053	MXN881	43
		239

Panama 0.04%
Panama (Republic of) 6.40% 2/14/2035	USD200	212

Ireland 0.04%
Ireland (Republic of) 2.60% 10/18/2034	EUR100	112
Ireland (Republic of) 3.00% 10/18/2043	80	87
		199

Saudi Arabia 0.04%
Saudi Arabia (Kingdom of) 4.875% 1/12/2036 (c)	USD200	197

Estonia 0.04%
Estonia (Republic of) 3.25% 1/17/2034	EUR160	183

Bulgaria 0.03%
Bulgaria (Republic of) 4.50% 1/27/2033	120	147

Philippines 0.03%
Philippines (Republic of) 0.875% 5/17/2027	110	123

Netherlands 0.03%
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	119

Poland 0.02%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	104

Chile 0.01%
Chile (Republic of) 4.70% 9/1/2030	CLP55,000	59
Total bonds & notes of governments & government agencies outside the U.S.		56,737
Corporate bonds and notes 6.87%
Financials 2.14%
200 Park Funding Trust 5.74% 2/15/2055 (c)	USD100	98
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (d)	EUR230	250

161	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028) (d)	EUR100	$119
Banco de Credito del Peru SA 6.45% 7/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.486% on 7/30/2030) (d)	USD211	218
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (d)	EUR100	118
Banco de Sabadell SA 5.125% 6/27/2034 (5-year EUR Mid-Swap + 2.40% on 6/7/2029) (d)	100	119
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (c)(d)	USD200	197
Barclays PLC 7.09% 11/6/2029 (1-year GBP-OIS SONIO/N + 2.553% on 11/6/2028) (d)	GBP100	139
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (d)	EUR235	276
BBVA Bancomer SA 5.125% 1/18/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 1/17/2028) (d)	USD200	196
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (d)	200	216
BNP Paribas SA 1.625% 7/2/2031	EUR200	208
BPCE SA 4.50% 1/13/2033	100	119
BPCE SA 3.625% 10/1/2033 (3-month EUR-EURIBOR + 1.20% on 10/1/2032) (d)	200	227
BPCE SA 5.125% 1/25/2035 (5-year EUR Mid-Swap + 2.50% on 1/25/2030) (d)	100	119
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (c)(d)	USD250	245
Brown & Brown, Inc. 5.55% 6/23/2035	7	7
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (c)(d)	200	205
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (d)	EUR300	351
CaixaBank SA 3.875% 1/20/2037 (3-month EUR-EURIBOR + 1.08% on 1/20/2036) (d)	100	115
Chubb INA Holdings, LLC 4.35% 11/3/2045	USD20	17
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (d)	70	70
Commerzbank Aktiengesellschaft 4.00% 7/16/2032 (3-month EUR-EURIBOR + 1.25% on 7/16/2031) (d)	EUR100	117
Corebridge Financial, Inc. 3.90% 4/5/2032	USD59	55
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (d)	160	159
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (d)	EUR200	216
Deutsche Bank AG 1.375% 2/17/2032 (3-month EUR-EURIBOR + 1.50% on 2/17/2031) (d)	100	104
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (d)	USD150	150
Deutsche Bank AG 4.45% 5/15/2041 (5-year EUR-ICE Swap EURIBOR + 1.55% on 5/15/2036) (d)	EUR100	114
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026) (d)	GBP100	133
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (d)	EUR100	120
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (d)	USD135	138
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (d)	190	190
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (d)	160	156
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (d)	360	373
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (d)	200	197
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (d)	290	323
HSBC Holdings PLC 4.599% 3/22/2035 (5-year EUR-ICE Swap EURIBOR + 1.85% on 3/22/2030) (d)	EUR170	200
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (d)	100	125
Intesa Sanpaolo SpA 4.271% 11/14/2036 (5-year EUR Mid-Swap + 1.95% on 11/14/2031) (d)	400	465
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (d)	USD85	85
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (d)	280	247
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (d)	220	226
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (d)	110	107
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (d)	25	24
KBC Groep NV 4.75% 4/17/2035 (5-year EUR Mid-Swap + 2.25% on 4/17/2030) (d)	EUR100	118
KfW 2.375% 6/29/2029	40	45
Lloyds Banking Group PLC 4.00% 5/9/2035 (5-year EUR-ICE Swap EURIBOR + 1.90% on 5/9/2030) (d)	170	196
Mastercard, Inc. 2.00% 11/18/2031	USD102	90
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (d)	294	300
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (d)	150	153
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (d)	185	181
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (d)	25	25
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (d)	EUR175	188
New York Life Insurance Co. 3.75% 5/15/2050 (c)	USD23	17
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (d)	65	72
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (d)	25	26

American Funds Insurance Series	162

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	USD280	$282
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (c)(d)	330	334
Toronto-Dominion Bank (The) 4.808% 6/3/2030	75	75
UniCredit SpA 3.776% 4/16/2032 (3-month EUR-EURIBOR + 0.95% on 4/16/2031) (d)	EUR150	173
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (d)(e)	150	175
		10,103

Utilities 1.00%
Alfa Transmisora De Energia SA 4.55% 9/27/2051	USD196	157
Amprion Gmbh 3.971% 9/22/2032	EUR300	352
Consumers Energy Co. 5.125% 5/1/2036	USD125	125
Duke Energy Corp. 3.75% 4/1/2031	EUR100	116
Electricite de France SA 4.25% 1/25/2032	100	119
Electricite de France SA 4.00% 5/7/2037	100	115
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (d)	200	225
Electricite de France SA 3.375% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.97% on 9/15/2030) (d)	200	221
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (d)	200	246
Enel Finance International NV 2.125% 7/12/2028 (c)	USD200	190
Enel SpA, 4.125% perpetual bonds, (5-year EUR Mid-Swap + 1.658% on 1/14/2032) (d)	EUR150	170
Enfragen Energia Sur SA 5.375% 12/30/2030	USD196	185
Engie SA 7.00% 10/30/2028	GBP50	70
Generadora de Gatun SA 6.874% 9/30/2044 (c)	USD600	620
Interstate Power and Light Co. 2.30% 6/1/2030	50	46
NextEra Energy Capital Holdings, Inc. 3.624% 2/10/2034	EUR100	114
NGG Finance PLC, junior subordinated, 2.125% 9/5/2082 (5-year EUR Mid-Swap + 2.532% on 9/5/2027) (d)	220	248
Pacific Gas and Electric Co. 6.15% 1/15/2033	USD3	3
Pacific Gas and Electric Co. 6.00% 8/15/2035	60	62
Pacific Gas and Electric Co. 4.95% 7/1/2050	120	100
Pacific Gas and Electric Co. 3.50% 8/1/2050	137	91
PacifiCorp 5.80% 4/15/2036	55	57
PacifiCorp 5.80% 1/15/2055	145	138
Public Service Co. of Colorado 2.70% 1/15/2051	125	75
Severn Trent Utilities Finance PLC 3.875% 8/4/2035	EUR100	114
Southern California Edison Co. 5.45% 3/1/2035	USD90	90
SP Transmission PLC 2.00% 11/13/2031	GBP100	115
TenneT Netherlands BV 3.25% 4/1/2036	EUR100	115
Veolia Environnement SA, 2.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.081% on 2/15/2028) (d)	200	223
Xcel Energy, Inc. 3.35% 12/1/2026	USD200	199
		4,701

Energy 0.81%
Ecopetrol SA 8.625% 1/19/2029	325	345
Empresa Nacional del Petroleo 5.95% 7/30/2034 (c)	200	204
Enterprise Products Operating, LLC 4.95% 2/15/2035	25	25
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (c)	200	200
Esentia Energy Development, SAB de CV, 6.50% 7/30/2038 (c)	200	197
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (c)	225	230
Petroleos Mexicanos 7.47% 11/12/2026	MXN2,587	147
Petroleos Mexicanos 6.84% 1/23/2030	USD2,125	2,184

163	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Petroleos Mexicanos 6.95% 1/28/2060	USD80	$67
Raizen Fuels Finance SA 6.45% 3/5/2034	200	111
TotalEnergies Capital SA 5.488% 4/5/2054	85	82
		3,792

Communication services 0.76%
Alphabet, Inc. 3.45% 5/11/2032	EUR100	115
America Movil, SAB de CV, 10.125% 1/22/2029	MXN9,100	542
America Movil, SAB de CV, 9.50% 1/27/2031	2,000	117
America Movil, SAB de CV, 10.30% 1/30/2034	2,000	120
AT&T, Inc. 2.75% 6/1/2031	USD165	150
AT&T, Inc. 5.20% 11/18/2033	GBP100	131
AT&T, Inc. 2.55% 12/1/2033	USD64	54
CCO Holdings, LLC 4.25% 1/15/2034 (c)	400	339
CCO Holdings, LLC 7.375% 2/1/2036 (c)	340	334
Charter Communications Operating, LLC 6.55% 6/1/2034	28	29
Charter Communications Operating, LLC 5.85% 12/1/2035	219	212
Charter Communications Operating, LLC 4.80% 3/1/2050	53	40
Charter Communications Operating, LLC 5.25% 4/1/2053	64	50
Charter Communications Operating, LLC 6.70% 12/1/2055	47	45
Comcast Corp. 0.25% 9/14/2029	EUR250	263
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	55
Orange 3.625% 11/16/2031	EUR100	116
Orange 5.625% 1/23/2034	GBP90	122
T-Mobile USA, Inc. 2.05% 2/15/2028	USD200	192
T-Mobile USA, Inc. 3.15% 2/11/2032	EUR100	113
T-Mobile USA, Inc. 5.15% 4/15/2034	USD115	115
Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	149
Verizon Communications, Inc. 2.355% 3/15/2032	USD100	87
Verizon Communications, Inc. 0.75% 3/22/2032	EUR100	98
		3,588

Industrials 0.51%
Boeing Co. (The) 6.298% 5/1/2029	USD95	99
Boeing Co. (The) 6.528% 5/1/2034	604	657
Canadian Pacific Railway Co. 3.00% 12/2/2041	42	31
Canadian Pacific Railway Co. 3.10% 12/2/2051	129	84
Carrier Global Corp. 2.493% 2/15/2027	7	7
Eaton Capital Unlimited Co. 3.802% 5/21/2036	EUR100	115
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	USD200	191
Holding Dinfrastructures de Transport Sas 3.375% 4/21/2029	EUR200	229
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (c)	USD73	74
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (c)	200	199
RTX Corp. 4.125% 11/16/2028	100	99
RTX Corp. 6.10% 3/15/2034	55	59
RTX Corp. 4.50% 6/1/2042	70	63
Sumisho Air Lease Corp. 4.50% 3/24/2029 (c)	95	94
Sumisho Air Lease Corp. 4.85% 3/24/2031 (c)	45	45
Tyco Electronics Group SA 4.875% 2/9/2036	210	206
Veralto Corp. 4.15% 9/19/2031	EUR100	118
Veralto Corp. 5.45% 9/18/2033	USD40	41
		2,411

Consumer staples 0.46%
Altria Group, Inc. 2.20% 6/15/2027	EUR170	193
BAT Capital Corp. 3.215% 9/6/2026	USD62	62

American Funds Insurance Series	164

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
BAT Capital Corp. 3.557% 8/15/2027	USD105	$104
BAT Capital Corp. 3.462% 9/6/2029	75	72
BAT Capital Corp. 5.625% 8/15/2035	588	606
Campbell’s Co. (The) 4.75% 3/23/2035	47	44
Coca-Cola Co. 4.65% 8/14/2034	61	61
Coca-Cola Co. 3.75% 8/15/2053	EUR125	132
Mars, Inc. 5.20% 3/1/2035 (c)	USD105	106
Minerva Luxembourg SA 8.875% 9/13/2033	200	207
Philip Morris International, Inc. 4.00% 10/29/2030	60	59
Philip Morris International, Inc. 5.75% 11/17/2032	510	534
		2,180

Consumer discretionary 0.40%
Amazon.com, Inc. 4.55% 3/13/2033	77	76
BMW International Investment BV 4.75% 9/4/2030	GBP100	133
Ford Motor Credit Co., LLC 3.622% 7/27/2028	EUR200	229
Ford Motor Credit Co., LLC 5.42% 4/9/2031	USD200	198
Ford Motor Credit Co., LLC 6.50% 2/7/2035	200	205
General Motors Financial Co., Inc. 3.70% 7/14/2031 (e)	EUR285	327
General Motors Financial Co., Inc. 5.90% 1/7/2035	USD140	144
Hyundai Capital America 2.875% 6/26/2028	EUR100	114
Hyundai Capital America 5.10% 6/24/2030 (c)	USD72	72
Hyundai Capital America 4.50% 9/18/2030 (c)	100	98
McDonalds Corp. 1.60% 3/15/2031 (e)	EUR100	106
Sands China, Ltd. 4.375% 6/18/2030	USD200	194
		1,896

Health care 0.32%
AbbVie, Inc. 5.05% 3/15/2034	25	25
AbbVie, Inc. 4.75% 3/15/2036	18	18
AbbVie, Inc. 5.35% 3/15/2044	25	24
AbbVie, Inc. 5.40% 3/15/2054	25	24
AbbVie, Inc. 5.50% 3/15/2064	25	24
Amgen, Inc. 2.20% 2/21/2027	200	197
Amgen, Inc. 4.20% 3/1/2033	200	192
Amgen, Inc. 5.65% 3/2/2053	165	161
Baxter International, Inc. 5.65% 12/15/2035	30	30
Bristol-Myers Squibb Co. 5.55% 2/22/2054	60	59
CVS Health Corp. 5.40% 6/1/2029	125	128
Danaher Corp. 3.625% 4/29/2034	EUR100	115
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	USD33	33
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	107	106
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	20
Stryker Corp. 5.20% 2/10/2035	10	10
Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	EUR100	114
UnitedHealth Group, Inc. 4.00% 5/15/2029	USD150	148
UnitedHealth Group, Inc. 5.625% 7/15/2054	65	64
		1,492

Materials 0.26%
Braskem Netherlands Finance BV 4.50% 1/31/2030	220	127
Braskem Netherlands Finance BV 8.50% 1/12/2031	400	251
Nickel Industries, Ltd. 9.00% 9/30/2030 (c)	200	205
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (d)(f)	285	287

165	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (c)(d)(f)	USD48	$48
Vale Overseas, Ltd. 3.75% 7/8/2030	94	90
Verallia SAS 3.875% 11/4/2032	EUR200	222
		1,230

Information technology 0.12%
Amphenol Corp. 3.125% 6/16/2032	100	113
Broadcom, Inc. 4.00% 4/15/2029 (c)	USD21	21
Broadcom, Inc. 4.15% 11/15/2030	30	29
Broadcom, Inc. 3.469% 4/15/2034	123	110
Oracle Corp. 2.65% 7/15/2026	216	216
Oracle Corp. 5.20% 9/26/2035	57	53
		542

Real estate 0.09%
American Tower Corp. 0.875% 5/21/2029	EUR130	139
FibraSOMA 7.125% 5/28/2036 (c)	USD305	304
		443
Total corporate bonds and notes		32,378
U.S. Treasury bonds & notes 6.65%
U.S. Treasury 5.95%
U.S. Treasury 4.50% 4/15/2027	1,106	1,110
U.S. Treasury 3.75% 4/30/2027	950	948
U.S. Treasury 3.75% 6/30/2027	1,510	1,505
U.S. Treasury 4.00% 6/30/2028 (g)	4,237	4,224
U.S. Treasury 4.625% 9/30/2028	1,789	1,806
U.S. Treasury 4.125% 3/31/2029	778	777
U.S. Treasury 3.50% 9/30/2029	714	700
U.S. Treasury 4.00% 2/28/2030	1,038	1,032
U.S. Treasury 4.00% 5/31/2030	1,090	1,083
U.S. Treasury 3.875% 6/30/2030	2,117	2,093
U.S. Treasury 3.50% 11/30/2030	700	680
U.S. Treasury 3.875% 3/31/2031	865	853
U.S. Treasury 2.875% 5/15/2032	1,176	1,092
U.S. Treasury 4.25% 3/31/2033	400	399
U.S. Treasury 4.625% 2/15/2035 (g)	1,544	1,569
U.S. Treasury 4.25% 5/15/2035	326	322
U.S. Treasury 4.25% 8/15/2035	900	889
U.S. Treasury 4.00% 11/15/2035	2,540	2,457
U.S. Treasury 4.125% 2/15/2036	710	693
U.S. Treasury 1.875% 2/15/2041	285	198
U.S. Treasury 2.25% 5/15/2041	1,273	928
U.S. Treasury 2.875% 11/15/2046	200	146
U.S. Treasury 1.25% 5/15/2050	1,675	797
U.S. Treasury 1.375% 8/15/2050	950	466
U.S. Treasury 2.375% 5/15/2051	510	319
U.S. Treasury 2.00% 8/15/2051	560	319
U.S. Treasury 4.00% 11/15/2052	270	231
U.S. Treasury 3.625% 2/15/2053	149	119
U.S. Treasury 4.25% 8/15/2054	320	286
		28,041

American Funds Insurance Series	166

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)

U.S. Treasury inflation-protected securities 0.70%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (b)	USD359	$353
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (b)	713	721
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (b)	278	195
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (b)	1,303	1,201
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (b)	904	834
		3,304
Total U.S. Treasury bonds & notes		31,345
Mortgage-backed obligations 4.64%
Federal agency mortgage-backed obligations 3.08%
Fannie Mae Pool #CB1373 2.00% 8/1/2051 (h)	468	374
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (h)	187	190
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (h)	296	300
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (h)	323	331
Fannie Mae Pool #MA5217 6.50% 12/1/2053 (h)	9	9
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (h)	17	17
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (h)	12	12
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (h)	542	555
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (h)	83	84
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (h)	60	62
Fannie Mae Pool #DB8491 5.50% 7/1/2054 (h)	436	440
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (h)	168	170
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (h)	125	127
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (h)	25	25
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (h)	20	21
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (h)	78	78
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (h)	65	67
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (h)	59	60
Fannie Mae Pool #DC0495 5.50% 9/1/2054 (h)	251	252
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (h)	2	2
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (h)	419	429
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (h)	74	76
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (h)	9	9
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (h)	256	246
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (h)	12	12
Fannie Mae Pool #DD0782 5.50% 3/1/2055 (h)	26	26
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (h)	92	91
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (h)	48	47
Fannie Mae Pool #DF7614 6.50% 12/1/2055 (h)	81	85
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (h)	315	252
Freddie Mac Pool #QC5000 2.00% 7/1/2051 (h)	340	272
Freddie Mac Pool #SL1880 6.50% 11/1/2053 (h)	10	11
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (h)	396	399
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (h)	169	170
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (h)	38	39
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (h)	70	73
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (h)	33	33
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (h)	91	94
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (h)	54	56
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (h)	46	48
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (h)	18	18
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (h)	4	4
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (h)	94	97
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (h)	65	68
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (h)	65	67
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (h)	43	45
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (h)	28	28
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (h)	57	57

167	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (h)	USD194	$192
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (h)	51	51
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (h)	1	1
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (h)	133	141
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (h)	122	122
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (h)	41	41
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (h)	85	84
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (h)	226	222
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (h)	312	330
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (h)	576	567
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (h)	745	714
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (h)(i)	206	164
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (h)(i)	1,047	950
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (h)(i)	1,587	1,521
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (h)(i)	1,502	1,476
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (h)(i)	125	125
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (h)(i)	89	92
Uniform Mortgage-Backed Security 7.00% 7/1/2056 (h)(i)	299	315
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (h)(i)	658	646
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (h)(i)	86	87
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (h)(i)	603	634
		14,503

Collateralized mortgage-backed obligations (privately originated) 0.77%
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (c)(h)(j)	56	56
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.928% 5/25/2043 (c)(h)(j)	104	105
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (c)(h)(j)	40	40
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (c)(h)(j)	22	22
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 1/25/2044 (c)(h)(j)	55	55
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.278% 5/25/2044 (c)(h)(j)	117	117
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2045 (c)(h)(j)	16	16
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.778% 2/25/2045 (c)(h)(j)	13	13
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 2/25/2046 (c)(h)(j)	370	370
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 2/25/2046 (c)(h)(j)	230	230
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.578% 1/25/2045 (c)(h)(j)	19	19
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.478% 2/25/2046 (c)(h)(j)	206	206
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2046 (c)(h)(j)	129	129
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (c)(d)(h)	145	145
JP Morgan Mortgage Trust, Series 2026-NQX2, Class A1A, 5.628% 10/25/2066 (6.628% on 6/1/2030) (c)(d)(h)	320	321
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (c)(d)(h)	85	85
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (c)(d)(h)	88	88
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (c)(h)(j)	78	72
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (c)(h)(j)	225	223
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (c)(d)(h)	56	57
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (c)(d)(h)	105	106

American Funds Insurance Series	168

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (c)(d)(h)	USD147	$148
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (c)(d)(h)	160	161
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.076% 2/17/2042 (c)(h)(j)	100	100
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (c)(d)(h)	93	92
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (c)(d)(h)	164	165
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (c)(d)(h)	82	83
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (c)(h)(j)	70	70
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (c)(d)(h)	104	103
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (c)(h)(j)	241	238
		3,635

Commercial mortgage-backed securities 0.59%
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (h)(j)	55	56
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (c)(h)	140	141
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (c)(h)(j)	335	336
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (c)(h)(j)	298	299
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (c)(h)(j)	100	102
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (c)(h)(j)	135	137
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (c)(h)(j)	189	187
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (c)(h)(j)	24	24
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (c)(h)(j)	100	100
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (c)(h)(j)	157	161
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (c)(h)(j)	100	101
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (c)(h)(j)	131	133
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 4.975% 3/15/2042 (c)(h)(j)	295	295
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.378% 7/25/2054 (c)(h)(j)	49	49
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (c)(h)(j)	128	127
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (c)(h)(j)	555	552
		2,800

Other mortgage-backed securities 0.20%
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037 (h)	DKK379	54
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (h)	1,016	142
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (h)	4,768	604
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050 (h)	429	48
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (h)	520	63
Realkredit Danmark AS 1.00% 10/1/2053 (h)	173	20
		931
Total mortgage-backed obligations		21,869
Asset-backed obligations 0.61%
Other asset-backed securities 0.34%
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (c)(h)	USD312	307
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (c)(h)	86	87
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (c)(h)	52	52
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (c)(h)	208	209
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (c)(h)	100	101
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (c)(h)	191	190
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (c)(h)	56	56

169	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (c)(h)	USD250	$247
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (c)(h)	231	233
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (c)(h)	112	112
		1,594

Auto loan 0.12%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (c)(h)	83	84
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (c)(h)	148	151
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (c)(h)	100	100
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (c)(h)	220	218
		553

Collateralized loan obligations 0.08%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (c)(h)(j)	250	250
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.673% 7/15/2032 (c)(h)(j)	115	115
		365

Credit card 0.06%
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (c)(h)	100	99
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (c)(h)	100	100
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (c)(h)	100	100
		299

Student loan 0.01%
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.143% 11/15/2052 (c)(h)(j)	54	54
Total asset-backed obligations		2,865
Federal agency bonds & notes 0.04%
Export-Import Bank of Thailand 5.354% 5/16/2029	200	204
Municipals 0.03%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	100	73

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	80	56
Total municipals		129
Total bonds, notes & other debt instruments (cost: $149,495,000)		145,527
Investment funds 0.91%	Shares
Capital Group Central Corporate Bond Fund (k)	511,772	4,289
Total investment funds (cost: $4,066,000)		4,289

American Funds Insurance Series	170

American Funds Global Balanced Fund (continued)
Short-term securities 7.46%	Shares	Value (000)
Money market investments 7.46%
Capital Group Central Cash Fund 3.70% (k)(l)	351,527	$35,149
Total short-term securities (cost: $35,149,000)		35,149
Total investment securities 100.38% (cost: $379,873,000)		473,077
Other assets less liabilities (0.38)%		(1,812)
Net assets 100.00%		$471,265
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month CORRA Futures	Short	4	9/16/2026	USD(689)	$1
3 Month SONIA Futures	Long	1	3/17/2027	318	2
2 Year Italy Government Bond Futures	Long	74	9/10/2026	9,051	9
2 Year Euro-Schatz Futures	Short	4	9/10/2026	(484)	(1)
2 Year Canadian Government Bond Futures	Long	10	9/29/2026	743	1
2 Year U.S. Treasury Note Futures	Long	136	10/5/2026	28,034	(31)
3 Year Australian Treasury Bond Futures	Short	101	9/16/2026	(7,314)	(32)
5 Year Euro-Bobl Futures	Long	11	9/10/2026	1,450	9
5 Year Canadian Government Bond Futures	Long	13	9/29/2026	1,037	5
5 Year U.S. Treasury Note Futures	Long	173	10/5/2026	18,519	45
10 Year Italy Government Bond Futures	Long	18	9/10/2026	2,455	20
10 Year French Government Bond Futures	Short	3	9/10/2026	(411)	(2)
10 Year Euro-Bund Futures	Short	28	9/10/2026	(4,074)	(41)
10 Year Australian Treasury Bond Futures	Long	52	9/15/2026	3,954	55
10 Year Japanese Government Bond Futures	Short	1	9/24/2026	(786)	(2)
10 Year Canadian Government Bond Futures	Long	3	9/29/2026	256	3
10 Year U.S. Treasury Note Futures	Long	14	9/30/2026	1,538	— (m)
10 Year UK Gilt Futures	Long	8	9/30/2026	947	16
10 Year Ultra U.S. Treasury Note Futures	Short	24	9/30/2026	(2,699)	(9)
20 Year U.S. Treasury Bond Futures	Long	17	9/30/2026	1,929	33
30 Year Euro-Buxl Futures	Short	1	9/10/2026	(127)	(3)
30 Year Ultra U.S. Treasury Bond Futures	Long	25	9/30/2026	2,904	88
					$166
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	324	THB	10,525	Standard Chartered Bank	7/6/2026	$7
THB	10,525	USD	324	Citibank	7/6/2026	(7)
AUD	525	USD	364	RBC Capital Markets	7/7/2026	(1)
ZAR	5,630	USD	343	JPMorgan Chase	7/8/2026	— (m)
USD	2,188	KRW	3,282,315	Citibank	7/10/2026	66
USD	5,473	GBP	4,076	Morgan Stanley	7/10/2026	66
USD	1,582	AUD	2,244	JPMorgan Chase	7/10/2026	29
USD	4,548	CNH	30,747	RBC Capital Markets	7/10/2026	18
USD	1,138	EUR	980	Citibank	7/10/2026	17

171	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	851	CAD	1,185	Standard Chartered Bank	7/10/2026	$15
COP	1,047,070	USD	291	Citibank	7/10/2026	14
USD	417	SEK	3,900	RBC Capital Markets	7/10/2026	14
USD	692	CHF	550	Goldman Sachs	7/10/2026	11
USD	1,466	MXN	25,470	RBC Capital Markets	7/10/2026	11
USD	1,017	HUF	313,860	Citibank	7/10/2026	9
USD	488	HUF	149,760	Standard Chartered Bank	7/10/2026	7
USD	326	JPY	52,000	Citibank	7/10/2026	6
USD	70	NOK	651	Bank of New York Mellon	7/10/2026	4
USD	106	PLN	390	Citibank	7/10/2026	3
ZAR	4,470	USD	270	Goldman Sachs	7/10/2026	2
EUR	186	CAD	300	Goldman Sachs	7/10/2026	1
USD	82	ILS	240	HSBC Bank	7/10/2026	1
USD	68	RON	310	HSBC Bank	7/10/2026	1
USD	125	SGD	160	HSBC Bank	7/10/2026	1
USD	1,524	PEN	5,212	Citibank	7/10/2026	— (m)
CAD	241	EUR	150	Morgan Stanley	7/10/2026	(1)
USD	429	IDR	7,740,641	Goldman Sachs	7/10/2026	(3)
AUD	310	USD	219	Citibank	7/10/2026	(4)
NOK	1,661	EUR	150	RBC Capital Markets	7/10/2026	(4)
BRL	1,850	USD	364	Morgan Stanley	7/10/2026	(6)
EUR	1,242	GBP	1,075	HSBC Bank	7/10/2026	(6)
JPY	317,490	EUR	1,720	Citibank	7/10/2026	(12)
CLP	905,350	USD	1,021	Citibank	7/10/2026	(39)
USD	709	GBP	530	Morgan Stanley	7/13/2026	6
USD	255	CAD	355	Morgan Stanley	7/13/2026	5
USD	755	BRL	3,931	Goldman Sachs	7/13/2026	(4)
USD	1,064	INR	102,200	Citibank	7/13/2026	(15)
USD	1,117	CZK	23,440	HSBC Bank	7/14/2026	13
USD	231	EUR	200	Bank of New York Mellon	7/14/2026	3
USD	142	EUR	125	RBC Capital Markets	7/14/2026	(1)
CZK	13,595	EUR	562	Citibank	7/14/2026	(2)
CNH	15,720	USD	2,324	Citibank	7/14/2026	(7)
EUR	325	USD	379	Morgan Stanley	7/14/2026	(7)
USD	8,630	JPY	1,380,040	Goldman Sachs	7/15/2026	132
USD	738	EUR	640	Morgan Stanley	7/15/2026	7
NZD	47	USD	28	Standard Chartered Bank	7/15/2026	(1)
USD	163	EUR	140	Goldman Sachs	7/17/2026	2
USD	968	EUR	835	HSBC Bank	7/20/2026	13
GBP	285	USD	378	HSBC Bank	7/23/2026	— (m)
USD	699	JPY	110,480	Standard Chartered Bank	7/24/2026	18
GBP	458	EUR	530	Bank of America	7/24/2026	1
JPY	72,940	USD	454	Barclays Bank PLC	7/24/2026	(5)
AUD	1,470	USD	1,052	Standard Chartered Bank	7/24/2026	(35)
USD	1,428	EUR	1,215	Barclays Bank PLC	7/27/2026	38
USD	869	EUR	765	JPMorgan Chase	7/27/2026	(6)
USD	24,607	EUR	21,471	Citibank	8/5/2026	36
EUR	395	DKK	2,950	Morgan Stanley	8/6/2026	— (m)
GBP	505	USD	688	Goldman Sachs	8/11/2026	(18)
USD	699	JPY	108,480	Barclays Bank PLC	8/12/2026	29
USD	1,008	EUR	885	HSBC Bank	9/28/2026	(7)
						$415

American Funds Insurance Series	172

American Funds Global Balanced Fund (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
4.254%	Annual	SONIA	Annual	5/9/2027	GBP70	$— (m)	$—	$— (m)
3.5175%	Annual	SOFR	Annual	8/15/2027	USD210	(1)	—	(1)
SOFR	Annual	3.4925%	Annual	8/19/2027	USD8,340	49	—	49
SOFR	Annual	3.3395%	Annual	9/23/2027	USD8,510	71	—	71
3.73%	Annual	SONIA	Annual	3/10/2028	GBP1,960	(12)	—	(12)
3.85%	Annual	SONIA	Annual	3/11/2028	GBP1,960	(7)	—	(7)
4.04718%	Annual	SONIA	Annual	4/9/2028	GBP2,640	2	—	2
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP267	6	—	6
SOFR	Annual	3.29015%	Annual	1/13/2030	USD1,930	40	—	40
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR310	5	—	5
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR310	5	—	5
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR310	5	—	5
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR280	6	—	6
2.5293%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	EUR3,260	(28)	—	(28)
2.518%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	EUR6,730	(62)	—	(62)
SOFR	Annual	3.507%	Annual	1/14/2031	USD3,720	60	—	60
3-month SEK-STIBOR	Quarterly	2.397%	Annual	2/10/2031	SEK5,800	2	—	2
3-month SEK-STIBOR	Quarterly	2.417%	Annual	2/10/2031	SEK5,900	1	—	1
2.4908%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	EUR500	(6)	—	(6)
2.4968%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	EUR500	(6)	—	(6)
3-month SEK-STIBOR	Quarterly	2.432%	Annual	2/11/2031	SEK5,800	1	—	1
3-month SEK-STIBOR	Quarterly	2.408%	Annual	2/11/2031	SEK5,800	1	—	1
2.5083%	Annual	6-month EURIBOR	Semi-annual	2/11/2031	EUR600	(6)	—	(6)
2.4908%	Annual	6-month EURIBOR	Semi-annual	2/11/2031	EUR500	(6)	—	(6)
3-month SEK-STIBOR	Quarterly	2.337%	Annual	2/17/2031	SEK5,900	3	—	3
3-month SEK-STIBOR	Quarterly	2.335%	Annual	2/17/2031	SEK2,900	2	—	2
2.4333%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	EUR300	(4)	—	(4)
2.4363%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	EUR610	(9)	—	(9)
4.0591%	Annual	SONIA	Annual	4/9/2031	GBP2,240	(1)	—	(1)
6-month EURIBOR	Semi-annual	2.66127%	Annual	4/16/2031	EUR4,740	15	—	15
6-month EURIBOR	Semi-annual	2.66317%	Annual	4/16/2031	EUR2,370	7	—	7
6-month EURIBOR	Semi-annual	2.71986%	Annual	4/16/2031	EUR2,380	1	—	1
4.131%	Annual	SONIA	Annual	4/22/2031	GBP1,360	5	—	5
4.3313%	Annual	SONIA	Annual	4/30/2031	GBP570	9	—	9
SONIA	Annual	4.4045%	Annual	5/12/2031	GBP1,070	(21)	—	(21)
SONIA	Annual	4.4215%	Annual	5/12/2031	GBP1,100	(22)	—	(22)
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP63	(1)	—	(1)
SOFR	Annual	3.9365%	Annual	6/24/2033	USD327	— (m)	—	— (m)
SOFR	Annual	3.928%	Annual	6/24/2033	USD239	— (m)	—	— (m)
SOFR	Annual	4.0015%	Annual	6/24/2033	USD214	(1)	—	(1)
SOFR	Annual	3.995%	Annual	6/24/2033	USD126	(1)	—	(1)
SOFR	Annual	4.031%	Annual	6/24/2033	USD353	(2)	—	(2)
2.8878%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR320	— (m)	—	— (m)
2.8698%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR320	(1)	—	(1)
2.8803%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR320	(1)	—	(1)
SOFR	Annual	3.825%	Annual	1/14/2036	USD2,050	27	—	27
2.8663%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR340	(1)	—	(1)
2.8563%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR400	(2)	—	(2)
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR180	7	—	7
SOFR	Annual	3.9305%	Annual	9/23/2055	USD940	38	—	38
SONIA	Annual	4.71171%	Annual	4/9/2056	GBP630	8	—	8
SOFR	Annual	4.1445%	Annual	4/14/2056	USD260	1	—	1

173	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.15%	Annual	4/14/2056	USD260	$1	$—	$1
5.0538%	Annual	SONIA	Annual	5/12/2056	GBP310	18	—	18
5.0393%	Annual	SONIA	Annual	5/12/2056	GBP300	17	—	17
SOFR	Annual	4.29%	Annual	5/15/2056	USD430	(9)	—	(9)
						$203	$—	$203
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL2,940	$(28)	$—	$(28)
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL740	(1)	—	(1)
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,660	(2)	—	(2)
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL1,210	(2)	—	(2)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL6,010	(11)	—	(11)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL1,530	(34)	—	(34)
13.72%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	BRL4,930	(11)	—	(11)
							$(89)	$—	$(89)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (n) (000)	Value at 6/30/2026 (o) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR1,300	$34	$32	$2
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD2,567	56	56	— (m)
					$90	$88	$2

American Funds Insurance Series	174

American Funds Global Balanced Fund (continued)
Investments in affiliates (k)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Investment funds 0.91%
Capital Group Central Corporate Bond Fund	$4,250	$100	$—	$—	$(61)	$4,289	$100
Short-term securities 7.46%
Money market investments 7.46%
Capital Group Central Cash Fund 3.70% (l)	27,757	61,104	53,705	(2)	(5)	35,149	560
Total 8.37%				$(2)	$(66)	$39,438	$660
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
General Motors Financial Co., Inc. 3.70% 7/14/2031	1/28/2026-4/21/2026	$343	$327	0.07%
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (d)	12/4/2024	163	175	0.04
McDonalds Corp. 1.60% 3/15/2031	9/30/2024	104	106	0.02
Total		$610	$608	0.13%

(a)	Non-income producing.
(b)	Index-linked bond whose principal amount moves with a government price index.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,117,000, which represented 3.00% of the net assets of the fund.

(d)	Step bond; coupon rate may change at a later date.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(g)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $1,283,000, which represented 0.27% of the net assets of the fund.
(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)	Represents securities transacted on a TBA basis.
(j)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(k)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(l)	Rate represents the seven-day yield at 6/30/2026.
(m)	Amount less than one thousand.
(n)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(o)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

175	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Average
CZK = Czech korunas
DKK = Danish kroner
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees

JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
NOK = Norwegian kroner
NZD = New Zealand dollars
OIS = Overnight Index Swap
PEN = Peruvian nuevos soles
PIK = Payment In Kind
PLN = Polish zloty
Ref. = Refunding
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
SONIO/N = Sonio O/N Deposit Rates Swap
STIBOR = Stockholm Interbank Offered Rate
TBA = To be announced
THB = Thai baht
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	176

The Bond Fund of America®
Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 96.59%	Principal amount (000)	Value (000)
Corporate bonds and notes 33.12%
Financials 9.57%
AerCap Ireland Capital DAC 2.45% 10/29/2026	USD10,289	$10,227
AerCap Ireland Capital DAC 6.45% 4/15/2027	3,994	4,046
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(b)	1,597	1,657
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(b)	1,995	2,067
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (b)	EUR2,840	3,467
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (b)	4,065	4,855
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (b)	USD359	383
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (b)	1,618	1,621
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (b)	4,927	5,030
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (b)	2,464	2,553
American International Group, Inc. 4.85% 5/7/2030	24,445	24,587
American International Group, Inc. 5.125% 3/27/2033	2,749	2,770
Aon Corp. 5.35% 2/28/2033	767	785
Aon North America, Inc. 5.15% 3/1/2029	3,015	3,058
Aon North America, Inc. 5.30% 3/1/2031	1,005	1,023
Aon North America, Inc. 5.45% 3/1/2034	2,866	2,925
Aon North America, Inc. 5.75% 3/1/2054	1,163	1,142
Apollo Debt Solutions BDC 6.90% 4/13/2029	1,228	1,261
Apollo Debt Solutions BDC 5.875% 8/30/2030	1,023	1,013
Apollo Debt Solutions BDC 5.70% 1/23/2031 (a)	1,023	1,002
Apollo Debt Solutions BDC 6.55% 3/15/2032	818	825
Arthur J. Gallagher & Co. 4.85% 12/15/2029	3,140	3,164
Arthur J. Gallagher & Co. 5.15% 2/15/2035	1,845	1,833
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,845	1,750
Athene Global Funding 5.133% 6/1/2029 (a)	3,832	3,840
Banco Bilbao Vizcaya Argentaria SA 4.968% 5/8/2031	12,600	12,583
Banco Santander SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (b)	1,400	1,392
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027) (b)	4,295	4,247
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (b)	2,635	2,633
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (b)	3,202	3,050
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (b)	339	347
Bank of America Corp. 4.477% 4/23/2030 (USD-SOFR + 0.87% on 4/23/2029) (b)	29,890	29,705
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (b)	24,072	21,364
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (b)	41,179	36,385
Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,391
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY300,000	1,842
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027) (b)	USD2,585	2,590
Blackstone Private Credit Fund 4.00% 1/15/2029	543	519
Blackstone Private Credit Fund 5.25% 4/1/2030	543	528
Blackstone Private Credit Fund 6.25% 1/25/2031	1,765	1,767
Blackstone Private Credit Fund 5.35% 3/12/2031	543	522
Blackstone Private Credit Fund 5.95% 5/15/2031	1,765	1,738
Blackstone Secured Lending Fund 5.90% 5/21/2031	11,060	10,900
Block, Inc. 5.625% 8/15/2030 (a)	1,735	1,740
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (a)(b)	13,134	12,996
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (a)(b)	3,594	3,398
BPCE SA 0.895% 12/14/2026	JPY100,000	613
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (a)(b)	USD5,000	5,197
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (a)(b)	1,285	1,311
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (a)(b)	1,845	1,896
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (a)(b)	3,814	3,858
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (a)(b)	21,520	21,218
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (a)(b)	4,503	4,622
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	10,948	11,196
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (a)(b)	1,292	1,282
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (a)(b)	1,900	2,074
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (b)	515	522
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (b)	1,204	1,274

177	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (b)	USD2,920	$3,035
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (b)	2,445	2,492
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	479
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,400	4,414
Chubb INA Holdings, LLC 4.35% 11/3/2045	2,015	1,729
Citibank, NA 5.803% 9/29/2028	4,100	4,219
Citibank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (b)	2,282	2,281
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (b)	2,243	2,267
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (b)	5,557	5,248
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (b)	20,610	20,683
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (b)	938	862
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (b)	1,762	1,739
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (b)	990	897
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (b)	3,090	2,904
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (b)	123	127
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	1,874	1,888
Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,888
Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,455
Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,722
Corebridge Financial, Inc. 4.35% 4/5/2042	361	306
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026) (a)(b)	2,990	2,973
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (a)(b)	2,975	2,972
Danske Bank AS 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 3/27/2028) (a)(b)	12,237	12,240
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (b)	17,595	17,422
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (b)	1,590	1,501
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (b)	10,365	10,218
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (b)	1,824	1,820
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027) (b)	EUR4,230	4,811
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (b)	3,855	4,660
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (b)	12,035	14,539
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (b)	390	467
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (b)	USD205	212
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (b)	1,968	1,971
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031) (b)	11,396	11,728
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (b)	13,275	13,201
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (b)	12,997	12,896
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (b)	5,534	5,498
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (b)	4,895	4,909
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (b)	1,970	1,953
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (b)	19,275	19,290
Goldman Sachs Group, Inc. 4.594% 4/20/2030 (USD-SOFR + 0.99% on 4/20/2029) (b)	1,025	1,019
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (b)	12,107	11,844
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (b)	3,160	2,287
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029	1,678	1,664
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030	1,678	1,701
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	1,680	1,660
HPS Corporate Lending Fund 6.25% 9/30/2029	2,630	2,649
HPS Corporate Lending Fund 5.85% 6/5/2030	2,630	2,594
HPS Corporate Lending Fund 6.30% 8/19/2031 (a)	2,630	2,624
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (b)	14,232	13,497
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (b)	9,437	8,474
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (b)	2,000	2,013
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (b)	1,680	1,685
Intesa Sanpaolo SpA 3.875% 7/14/2027 (a)	6,250	6,209
Intesa Sanpaolo SpA 3.875% 1/12/2028 (a)	1,986	1,961
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	5,100	6,011

American Funds Insurance Series	178

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	USD705	$678
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (b)	1,400	1,407
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (b)	20,000	20,064
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (b)	2,678	2,701
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (b)	8,670	8,709
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (b)	11,980	11,879
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (b)	6,549	6,521
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (b)	710	702
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (b)	6,013	5,349
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (b)	19,889	20,104
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	51,163	52,620
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (b)	2,415	2,405
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (a)(b)	1,375	1,399
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (b)	1,625	1,628
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (b)	200	201
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (b)	1,979	2,034
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,285	2,263
Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	250	239
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,060	1,949
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD CME Term SOFR + 4.222% on 12/15/2037) (a)(b)	1,405	1,542
MetLife, Inc. 5.375% 7/15/2033	1,279	1,320
Metropolitan Life Global Funding I 5.40% 9/12/2028 (a)	840	855
Metropolitan Life Global Funding I 4.85% 1/8/2029 (a)	2,050	2,061
Metropolitan Life Global Funding I 5.15% 3/28/2033 (a)	619	626
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026) (b)	6,200	6,190
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026) (b)	2,225	2,208
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028) (b)	1,430	1,447
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032) (b)	763	767
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026) (b)	1,367	1,366
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (b)	1,701	1,738
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (b)	2,020	2,058
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (b)	13,336	13,314
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (b)	14,090	14,169
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (b)	41,055	40,800
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	378	376
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (b)	4,286	4,192
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (b)	3,031	2,637
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (b)	2,685	2,652
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (b)	11,313	11,493
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (b)	2,755	2,695
Morgan Stanley Bank, NA 5.882% 10/30/2026	2,775	2,787
MSCI, Inc. 3.25% 8/15/2033 (a)	695	613
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (b)	2,170	2,186
Navient Corp. 5.625% 8/1/2033	7,250	6,000
Northwestern Mutual Global Funding 4.90% 6/12/2028 (a)	2,090	2,105
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (b)	EUR565	673

179	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (b)	EUR165	$193
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (b)	1,345	1,658
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (b)	USD4,594	4,678
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (b)	12,265	13,546
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (b)	635	655
Royal Bank of Canada 4.95% 2/1/2029	1,360	1,379
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028) (b)	5,100	5,233
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029) (b)	3,706	3,742
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (a)(b)	546	562
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (a)	7,734	7,708
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,430
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,088
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,069
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	388
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (a)	1,400	1,429
Swedbank AB 6.136% 9/12/2026 (a)	2,100	2,107
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028) (b)	2,605	2,617
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (b)	2,396	2,524
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (b)	1,741	1,770
Truist Financial Corp. 4.68% 4/23/2032 (USD-SOFR + 1.087% on 4/23/2031) (b)	21,150	20,882
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (b)	4,707	4,743
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (b)	1,586	1,651
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (b)	2,440	2,513
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (b)	2,115	2,117
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (b)	7,300	7,425
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (b)	2,839	2,802
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (b)	1,712	1,787
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (a)(b)	6,623	6,600
UBS Group AG 0% 3/16/2029 (USD-SOFR + 0.81% on 3/16/2028) (b)	2,685	2,675
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (a)(b)	17,490	17,741
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(b)	14,459	14,801
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (a)(b)	9,636	9,409
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (a)(b)	1,392	1,228
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (a)(b)	20,425	18,749
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (a)(b)	4,038	3,585
UniCredit SpA 4.625% 4/12/2027 (a)	1,395	1,398
Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	457
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (b)	6,615	6,567
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (b)	11,151	11,253
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (b)	1,003	983
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (b)	8,357	8,381
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (b)	2,545	2,588
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (b)	7,187	7,264
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (b)	6,025	6,119
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (b)	4,062	4,386
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (b)	5,719	4,809
		1,071,803

Consumer discretionary 4.49%
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	3,110	3,225
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	335	330
Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,678
Amazon.com, Inc. 3.45% 4/13/2029	600	586

American Funds Insurance Series	180

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Amazon.com, Inc. 4.25% 3/13/2031	USD1,960	$1,931
Amazon.com, Inc. 4.55% 3/13/2033	2,799	2,754
Amazon.com, Inc. 4.65% 11/20/2035	4,048	3,938
Amazon.com, Inc. 4.875% 3/13/2036	3,750	3,693
Amazon.com, Inc. 5.45% 11/20/2055	10,475	9,911
Amazon.com, Inc. 5.80% 3/13/2056	1,593	1,584
Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,522
Amazon.com, Inc. 4.10% 4/13/2062	470	348
Amazon.com, Inc. 5.55% 11/20/2065	4,765	4,456
BMW US Capital, LLC 3.45% 4/1/2027 (a)	1,075	1,066
BMW US Capital, LLC 3.70% 4/1/2032 (a)	1,350	1,262
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	3,425	3,344
Carnival Corp., Ltd. 5.125% 5/1/2029 (a)	4,220	4,215
Carnival Corp., Ltd. 5.75% 3/15/2030 (a)	605	613
Carnival Corp., Ltd. 5.75% 8/1/2032 (a)	5,880	5,945
Carnival Corp., Ltd. 6.125% 2/15/2033 (a)	4,115	4,167
Ford Motor Co. 3.25% 2/12/2032	620	547
Ford Motor Credit Co., LLC 5.125% 11/5/2026	4,795	4,801
Ford Motor Credit Co., LLC 4.271% 1/9/2027	13,882	13,843
Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,162
Ford Motor Credit Co., LLC 5.85% 5/17/2027	1,940	1,955
Ford Motor Credit Co., LLC 4.125% 8/17/2027	37,170	36,851
Ford Motor Credit Co., LLC 3.815% 11/2/2027	3,990	3,932
Ford Motor Credit Co., LLC 7.35% 11/4/2027	1,674	1,721
Ford Motor Credit Co., LLC 5.918% 3/20/2028	24,035	24,340
Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,089
Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	787
Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	1,003
Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,801
Ford Motor Credit Co., LLC 4.97% 4/6/2029	26,080	25,819
Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,787
Ford Motor Credit Co., LLC 5.303% 9/6/2029	5,407	5,389
Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,286
Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,070
Ford Motor Credit Co., LLC 4.00% 11/13/2030	18,420	17,317
Ford Motor Credit Co., LLC 6.05% 3/5/2031	12,074	12,260
Ford Motor Credit Co., LLC 5.42% 4/9/2031	998	990
Ford Motor Credit Co., LLC 3.625% 6/17/2031	3,037	2,771
Ford Motor Credit Co., LLC 6.054% 11/5/2031	19,460	19,707
Ford Motor Credit Co., LLC 7.122% 11/7/2033	3,167	3,370
Ford Motor Credit Co., LLC 6.125% 3/8/2034	12,096	12,180
Ford Motor Credit Co., LLC 6.467% 5/22/2036	12,200	12,401
General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,641
General Motors Financial Co., Inc. 5.45% 7/15/2030	8,013	8,179
General Motors Financial Co., Inc. 5.10% 9/15/2031	11,800	11,825
General Motors Financial Co., Inc. 5.625% 4/4/2032	1,201	1,231
General Motors Financial Co., Inc. 5.90% 1/7/2035	2,888	2,970
Home Depot, Inc. 2.95% 6/15/2029	1,966	1,888
Home Depot, Inc. 4.85% 6/25/2031	2,559	2,591
Home Depot, Inc. 4.95% 6/25/2034	4,749	4,766
Home Depot, Inc. 4.50% 12/6/2048	1,915	1,635
Home Depot, Inc. 5.30% 6/25/2054	2,234	2,116
Hyatt Hotels Corp. 5.05% 3/30/2028	8,567	8,623
Hyundai Capital America 1.65% 9/17/2026 (a)	7,275	7,235
Hyundai Capital America 3.00% 2/10/2027 (a)	9,000	8,920
Hyundai Capital America 5.275% 6/24/2027 (a)	1,650	1,661
Hyundai Capital America 2.375% 10/15/2027 (a)	7,543	7,333
Hyundai Capital America 5.60% 3/30/2028 (a)	1,385	1,404
Hyundai Capital America 4.60% 4/6/2028 (a)	4,795	4,788
Hyundai Capital America 4.75% 4/6/2029 (a)	4,629	4,616

181	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Hyundai Capital America 5.30% 6/24/2029 (a)	USD1,523	$1,541
Hyundai Capital America 5.15% 3/27/2030 (a)	25,720	25,922
Hyundai Capital America 5.00% 4/7/2031 (a)	3,972	3,967
Hyundai Capital America 5.40% 6/24/2031 (a)	3,365	3,415
Marriott International, Inc. 5.00% 10/15/2027	4,470	4,500
Marriott International, Inc. 4.90% 4/15/2029	653	659
Marriott International, Inc. 5.35% 3/15/2035	1,365	1,375
McDonald’s Corp. 5.00% 5/17/2029	1,305	1,323
McDonald’s Corp. 4.95% 3/3/2035	786	783
McDonald’s Corp. 4.45% 3/1/2047	3,535	2,987
McDonald’s Corp. 3.625% 9/1/2049	2,938	2,145
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (a)	267	249
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	6,350	6,584
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	8,860	9,387
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	12,864	12,526
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	10,252	10,182
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	6,440	6,240
Sands China, Ltd. 2.30% 3/8/2027	2,368	2,331
Toyota Motor Credit Corp. 4.05% 3/13/2029	2,162	2,138
Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,743
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,624
Toyota Motor Credit Corp. 5.55% 11/20/2030	690	714
Toyota Motor Credit Corp. 4.60% 3/11/2033	1,591	1,561
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (a)	1,635	1,635
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (a)	5,190	5,465
Whirlpool Corp. 7.50% 7/1/2031 (a)	605	614
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	410	407
		502,186

Health care 4.33%
Abbott Laboratories 4.00% 3/15/2031	3,495	3,407
Abbott Laboratories 4.30% 3/15/2033	4,265	4,138
Abbott Laboratories 4.65% 3/15/2036	7,571	7,354
Abbott Laboratories 5.50% 3/15/2056	4,798	4,702
AbbVie, Inc. 4.125% 3/15/2031	2,020	1,978
AbbVie, Inc. 4.40% 3/15/2033	2,542	2,488
AbbVie, Inc. 5.05% 3/15/2034	18,501	18,706
AbbVie, Inc. 4.75% 3/15/2036	1,336	1,308
AbbVie, Inc. 5.35% 3/15/2044	800	782
AbbVie, Inc. 5.40% 3/15/2054	15,770	15,165
AbbVie, Inc. 5.55% 3/15/2056	733	722
AbbVie, Inc. 5.50% 3/15/2064	550	529
Amgen, Inc. 5.15% 3/2/2028	5,326	5,378
Amgen, Inc. 4.05% 8/18/2029	7,429	7,317
Amgen, Inc. 2.45% 2/21/2030	5,131	4,760
Amgen, Inc. 5.25% 3/2/2030	2,854	2,908
Amgen, Inc. 4.20% 2/19/2031	6,663	6,535
Amgen, Inc. 4.20% 3/1/2033	8,502	8,172
Amgen, Inc. 5.25% 3/2/2033	20,793	21,166
Amgen, Inc. 4.85% 2/19/2036	3,676	3,603
Amgen, Inc. 4.875% 3/1/2053	3,360	2,926
Amgen, Inc. 4.40% 2/22/2062	196	154
AstraZeneca Finance, LLC 5.00% 2/26/2034	6,925	6,996
Baxter International, Inc. 4.45% 2/15/2029	9,503	9,396
Baxter International, Inc. 5.65% 12/15/2035	3,906	3,876
Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,069
Bristol-Myers Squibb Co. 5.20% 2/22/2034	22,685	23,141
Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	424

American Funds Insurance Series	182

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Bristol-Myers Squibb Co. 2.55% 11/13/2050	USD2,113	$1,246
Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,611
Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	12,548
Cencora, Inc. 4.90% 2/13/2036	857	836
Cencora, Inc. 5.65% 2/13/2056	288	284
Centene Corp. 4.25% 12/15/2027	8,064	8,026
Centene Corp. 2.45% 7/15/2028	12,410	11,799
Centene Corp. 4.625% 12/15/2029	14,945	14,505
Centene Corp. 3.375% 2/15/2030	15,718	14,658
Cigna Group (The) 5.125% 5/15/2031	2,095	2,131
Cigna Group (The) 5.25% 2/15/2034	3,745	3,786
Cigna Group (The) 6.00% 1/15/2056	1,600	1,631
CVS Health Corp. 5.125% 2/21/2030	1,720	1,740
CVS Health Corp. 5.25% 1/30/2031	960	977
CVS Health Corp. 5.55% 6/1/2031	3,707	3,819
CVS Health Corp. 5.00% 9/15/2032	5,853	5,868
CVS Health Corp. 5.25% 2/21/2033	2,122	2,158
CVS Health Corp. 5.70% 6/1/2034	7,706	7,957
CVS Health Corp. 5.45% 9/15/2035	4,471	4,531
CVS Health Corp. 6.05% 6/1/2054	1,995	1,998
CVS Health Corp. 6.20% 9/15/2055	6,535	6,691
CVS Health Corp. 6.00% 6/1/2063	1,076	1,052
Elevance Health, Inc. 4.95% 11/1/2031	2,322	2,331
Elevance Health, Inc. 5.20% 2/15/2035	7,577	7,596
Elevance Health, Inc. 4.55% 5/15/2052	271	224
Elevance Health, Inc. 5.125% 2/15/2053	784	702
Elevance Health, Inc. 5.70% 2/15/2055	995	968
Eli Lilly and Co. 5.10% 2/12/2035	23,057	23,427
Eli Lilly and Co. 5.50% 2/12/2055	7,907	7,864
Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,437
HCA, Inc. 5.20% 6/1/2028	4,165	4,207
HCA, Inc. 2.375% 7/15/2031	2,233	1,983
HCA, Inc. 3.625% 3/15/2032	2,400	2,235
HCA, Inc. 4.625% 3/15/2052	226	184
Humana, Inc. 5.375% 4/15/2031	5,530	5,607
Humana, Inc. 5.55% 5/1/2035	1,735	1,738
Humana, Inc. 5.75% 4/15/2054	954	896
Johnson & Johnson 4.80% 6/1/2029	3,970	4,040
Johnson & Johnson 4.90% 6/1/2031	4,175	4,269
Merck & Co., Inc. 1.70% 6/10/2027	3,093	3,023
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	4,600	4,161
Novartis Capital Corp. 4.60% 3/18/2033	6,923	6,861
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,377
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,942	7,868
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,622	5,300
Roche Holdings, Inc. 1.93% 12/13/2028 (a)	7,545	7,120
Roche Holdings, Inc. 4.592% 9/9/2034 (a)	765	751
Roche Holdings, Inc. 2.607% 12/13/2051 (a)	645	393
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	306	305
Stryker Corp. 4.85% 2/10/2030	1,235	1,245
Stryker Corp. 5.20% 2/10/2035	1,110	1,122
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	12,074	12,052
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	28,059	28,729
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	4,431	4,432
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	3,720	3,994
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	3,135	3,537
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	1,705	1,770
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	1,480	1,517
Thermo Fisher Scientific, Inc. (The) 4.215% 2/12/2031	1,472	1,446
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033	269	264

183	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	USD966	$955
UnitedHealth Group, Inc. 4.80% 1/15/2030	395	398
UnitedHealth Group, Inc. 2.00% 5/15/2030	466	424
UnitedHealth Group, Inc. 4.95% 1/15/2032	1,910	1,924
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,609
UnitedHealth Group, Inc. 5.15% 7/15/2034	15,956	16,106
UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	981
UnitedHealth Group, Inc. 4.25% 6/15/2048	960	780
UnitedHealth Group, Inc. 3.25% 5/15/2051	572	385
UnitedHealth Group, Inc. 5.625% 7/15/2054	10,472	10,247
UnitedHealth Group, Inc. 4.95% 5/15/2062	69	59
		484,795

Utilities 3.26%
AEP Texas, Inc. 3.45% 5/15/2051	1,380	934
AEP Transmission Co., LLC 5.375% 6/15/2035	1,075	1,093
Alabama Power Co. 3.00% 3/15/2052	3,219	2,056
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (a)	408	326
Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	437
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,050
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	850
CenterPoint Energy Houston Electric, LLC 4.85% 4/1/2036	2,625	2,572
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (a)	2,400	2,350
Comision Federal de Electricidad 4.688% 5/15/2029 (a)	636	625
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,569
DTE Electric Co. 4.85% 3/1/2036	10,150	9,924
DTE Energy Co. 5.10% 3/1/2029	7,900	7,991
DTE Energy Co. 3.00% 3/1/2032	259	238
Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	314
Duke Energy Florida, LLC 5.875% 11/15/2033	370	390
Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,102
Duke Energy Florida, LLC 3.00% 12/15/2051	293	189
Duke Energy Florida, LLC 5.95% 11/15/2052	575	591
Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,694
Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,568
Duke Energy Progress, LLC 2.50% 8/15/2050	644	376
Edison International 5.45% 6/15/2029	1,317	1,330
Edison International 6.95% 11/15/2029	7,026	7,345
Edison International 4.80% 3/15/2031	3,125	3,041
Electricite de France SA 5.65% 4/22/2029 (a)	1,420	1,460
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (b)	EUR2,800	3,143
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	USD1,575	1,829
Emera US Finance, LP 2.639% 6/15/2031	4,400	3,955
Eversource Energy 5.00% 1/1/2027	3,415	3,425
FirstEnergy Corp. 2.25% 9/1/2030	12,602	11,354
Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,657
Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,531
Florida Power & Light Co. 4.80% 5/15/2033	2,929	2,919
Florida Power & Light Co. 5.75% 6/1/2056	1,255	1,262
Georgia Power Co. 4.95% 5/17/2033	1,845	1,857
Georgia Power Co. 5.25% 3/15/2034	3,200	3,251
Georgia Power Co. 3.70% 1/30/2050	190	142
Jersey Central Power & Light Co. 2.75% 3/1/2032 (a)	525	470
NiSource, Inc. 5.40% 6/30/2033	650	668
Pacific Gas and Electric Co. 2.10% 8/1/2027	4,547	4,428
Pacific Gas and Electric Co. 3.30% 12/1/2027	7,105	6,974

American Funds Insurance Series	184

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Pacific Gas and Electric Co. 5.00% 6/4/2028	USD464	$467
Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,461
Pacific Gas and Electric Co. 3.75% 7/1/2028	13,319	13,086
Pacific Gas and Electric Co. 4.65% 8/1/2028	5,379	5,366
Pacific Gas and Electric Co. 4.55% 7/1/2030	41,211	40,594
Pacific Gas and Electric Co. 2.50% 2/1/2031	20,101	18,042
Pacific Gas and Electric Co. 5.05% 11/15/2031	15	15
Pacific Gas and Electric Co. 5.05% 10/15/2032	4,611	4,585
Pacific Gas and Electric Co. 6.40% 6/15/2033	11,619	12,299
Pacific Gas and Electric Co. 6.00% 8/15/2035	4,019	4,145
Pacific Gas and Electric Co. 5.60% 8/15/2036	11,890	11,898
Pacific Gas and Electric Co. 3.50% 8/1/2050	14,500	9,681
PacifiCorp 5.30% 2/15/2031	700	711
PacifiCorp 5.45% 2/15/2034	1,549	1,567
PacifiCorp 5.25% 6/15/2035	2,925	2,901
PacifiCorp 5.80% 4/15/2036	979	1,005
PacifiCorp 6.10% 8/1/2036	80	84
PacifiCorp 3.30% 3/15/2051	325	213
PacifiCorp 5.50% 5/15/2054	439	403
PacifiCorp 5.80% 1/15/2055	7,735	7,382
PECO Energy Co. 5.25% 9/15/2054	1,775	1,655
Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,813
Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,224
Public Service Electric and Gas Co. 5.625% 1/1/2056	1,503	1,487
Rio Grande LNG, LLC 5.25% 6/30/2031 (a)	6,584	6,585
Southern California Edison Co. 3.65% 3/1/2028	334	329
Southern California Edison Co. 5.65% 10/1/2028	2,578	2,627
Southern California Edison Co. 4.20% 3/1/2029	7,336	7,226
Southern California Edison Co. 5.15% 6/1/2029	4,155	4,200
Southern California Edison Co. 2.85% 8/1/2029	7,833	7,396
Southern California Edison Co. 5.25% 3/15/2030	19,378	19,599
Southern California Edison Co. 2.50% 6/1/2031	8,543	7,630
Southern California Edison Co. 5.45% 6/1/2031	9,145	9,321
Southern California Edison Co. 4.80% 3/15/2033	3,525	3,457
Southern California Edison Co. 5.20% 6/1/2034	5,496	5,449
Southern California Edison Co. 5.75% 4/1/2035	4,549	4,610
Southern California Edison Co. 5.35% 7/15/2035	6,450	6,369
Southern California Edison Co. 5.625% 2/1/2036	4,845	4,857
Southern California Edison Co. 3.60% 2/1/2045	2,415	1,742
Southern California Edison Co. 2.95% 2/1/2051	738	446
Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,365
Union Electric Co. 4.80% 3/15/2036	6,730	6,550
WEC Energy Group, Inc. 4.75% 1/15/2028	1,690	1,695
Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	779
Wisconsin Public Service Corp. 2.85% 12/1/2051	375	233
		364,829

Communication services 3.07%
Alphabet, Inc. 3.70% 2/15/2029	2,830	2,784
Alphabet, Inc. 4.10% 2/15/2031	861	846
Alphabet, Inc. 4.40% 2/15/2033	3,042	2,978
Alphabet, Inc. 4.70% 11/15/2035	2,576	2,525
Alphabet, Inc. 4.80% 2/15/2036	4,215	4,145
Alphabet, Inc. 5.35% 11/15/2045	2,455	2,383
Alphabet, Inc. 5.45% 11/15/2055	5,534	5,309
Alphabet, Inc. 5.65% 2/15/2056	783	773
Alphabet, Inc. 5.70% 11/15/2075	6,080	5,841
AT&T, Inc. 1.65% 2/1/2028	4,700	4,493

185	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
AT&T, Inc. 4.30% 2/15/2030	USD15,940	$15,734
AT&T, Inc. 4.75% 4/30/2033	15,802	15,468
AT&T, Inc. 2.55% 12/1/2033	12,748	10,711
AT&T, Inc. 5.40% 2/15/2034	2,395	2,429
AT&T, Inc. 4.50% 5/15/2035	174	164
CCO Holdings, LLC 5.125% 5/1/2027 (a)	2,925	2,921
CCO Holdings, LLC 4.75% 2/1/2032 (a)	1,265	1,129
CCO Holdings, LLC 4.25% 1/15/2034 (a)	3,875	3,284
CCO Holdings, LLC 7.375% 2/1/2036 (a)	3,650	3,584
Charter Communications Operating, LLC 6.10% 6/1/2029	1,360	1,393
Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	5,398
Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	1,006
Charter Communications Operating, LLC 6.55% 6/1/2034	1,347	1,376
Charter Communications Operating, LLC 5.85% 12/1/2035	11,606	11,239
Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,212
Charter Communications Operating, LLC 4.80% 3/1/2050	8,272	6,176
Charter Communications Operating, LLC 3.70% 4/1/2051	2,519	1,564
Charter Communications Operating, LLC 3.90% 6/1/2052	35,898	22,905
Charter Communications Operating, LLC 5.25% 4/1/2053	4,903	3,826
Charter Communications Operating, LLC 6.70% 12/1/2055	3,857	3,679
Charter Communications Operating, LLC 3.95% 6/30/2062	3,750	2,219
Comcast Corp. 4.80% 5/15/2033	1,841	1,813
Comcast Corp. 2.887% 11/1/2051	18	10
Comcast Corp. 5.65% 6/1/2054	3,313	2,972
Comcast Corp. 5.50% 5/15/2064	250	214
Discovery Communications, LLC 3.625% 5/15/2030	3,325	2,836
Discovery Global Holdings, Inc. 3.755% 3/15/2027	356	354
Discovery Global Holdings, Inc. 4.054% 3/15/2029	1,450	1,352
Discovery Global Holdings, Inc. 5.05% 3/15/2042	7,855	5,764
Discovery Global Holdings, Inc. 5.141% 3/15/2052	240	161
Meta Platforms, Inc. 4.20% 11/15/2030	152	150
Meta Platforms, Inc. 4.55% 5/15/2031	7,335	7,298
Meta Platforms, Inc. 4.60% 11/15/2032	11,473	11,285
Meta Platforms, Inc. 4.875% 5/15/2033	5,555	5,506
Meta Platforms, Inc. 4.875% 11/15/2035	22,869	22,264
Meta Platforms, Inc. 5.25% 5/15/2036	4,265	4,236
Meta Platforms, Inc. 5.50% 11/15/2045	4,233	3,930
Meta Platforms, Inc. 5.625% 11/15/2055	14,495	13,144
Meta Platforms, Inc. 5.75% 11/15/2065	4,352	3,912
News Corp. 5.125% 2/15/2032 (a)	1,300	1,274
Nexstar Media, Inc. 7.25% 4/15/2034 (a)	4,500	4,493
SBA Tower Trust 1.631% 11/15/2026 (a)	6,741	6,672
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	675	658
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	12,000	10,905
Space Exploration Technologies Corp. 5.35% 7/15/2031 (a)	14,258	14,225
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,975
T-Mobile USA, Inc. 4.95% 3/15/2028	705	710
T-Mobile USA, Inc. 4.80% 7/15/2028	175	176
T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,742
T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,361
T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	13,505
T-Mobile USA, Inc. 5.125% 5/15/2032	4,970	5,023
T-Mobile USA, Inc. 5.05% 7/15/2033	832	831
T-Mobile USA, Inc. 5.75% 1/15/2034	730	756
T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,551
T-Mobile USA, Inc. 6.00% 6/15/2054	920	910
T-Mobile USA, Inc. 5.50% 1/15/2055	406	373
Verizon Communications, Inc. 1.75% 1/20/2031	9,144	8,035
Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,583
Verizon Communications, Inc. 2.355% 3/15/2032	4,786	4,184

American Funds Insurance Series	186

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Verizon Communications, Inc. 4.75% 1/15/2033	USD7,614	$7,498
Verizon Communications, Inc. 4.78% 2/15/2035	1,552	1,502
Verizon Communications, Inc. 3.55% 3/22/2051	625	434
Verizon Communications, Inc. 3.875% 3/1/2052	4,006	2,941
ZipRecruiter, Inc. 5.00% 1/15/2030 (a)	490	381
		343,393

Energy 1.87%
Antero Resources Corp. 5.375% 3/1/2030 (a)	280	282
APA Corp. 4.25% 1/15/2030	2,465	2,424
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	395	400
Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,125
Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,652
Cenovus Energy, Inc. 5.25% 6/15/2037	289	280
Cenovus Energy, Inc. 3.75% 2/15/2052	19	14
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (a)	268	279
Ecopetrol SA 8.875% 1/13/2033	15,325	16,793
Energy Transfer, LP 5.25% 7/1/2029	979	993
Energy Transfer, LP 6.40% 12/1/2030	479	507
Enterprise Products Operating, LLC 4.60% 1/15/2031	5,332	5,317
Enterprise Products Operating, LLC 4.95% 2/15/2035	1,465	1,454
EOG Resources, Inc. 5.95% 7/15/2055	5,080	5,185
Equinor ASA 3.625% 9/10/2028	4,928	4,860
Equinor ASA 3.125% 4/6/2030	20,000	19,050
Equinor ASA 3.25% 11/18/2049	5,687	3,940
Exxon Mobil Corp. 3.452% 4/15/2051	6,510	4,639
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (a)	1,540	1,573
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	1,470	1,481
Noble Finance II, LLC 6.25% 6/15/2034 (a)	2,565	2,515
Occidental Petroleum Corp. 6.625% 9/1/2030	2,636	2,790
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (a)	6	6
Oleoducto Central SA 4.00% 7/14/2027 (a)	1,715	1,694
Oleoducto Central SA 4.00% 7/14/2027	350	346
Petroleos Mexicanos 6.50% 1/23/2029	22,614	23,083
Petroleos Mexicanos 8.75% 6/2/2029	14,185	15,176
Petroleos Mexicanos 6.84% 1/23/2030	11,164	11,473
Petroleos Mexicanos 6.70% 2/16/2032	22,808	23,024
Saudi Arabian Oil Co. 4.00% 2/2/2029 (a)	2,987	2,937
Saudi Arabian Oil Co. 4.375% 2/2/2031 (a)	6,352	6,214
Shell Finance US, Inc. 2.75% 4/6/2030	377	354
SM Energy Co. 8.75% 7/1/2031 (a)	22,400	23,407
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027	809	811
Sunoco, LP 5.625% 3/15/2031 (a)	595	591
TotalEnergies Capital International SA 3.455% 2/19/2029	885	864
TotalEnergies Capital SA 5.275% 9/10/2054	6,805	6,415
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	4,000	3,568
Venture Global LNG, Inc. 6.375% 12/15/2034 (a)	3,090	3,039
Venture Global LNG, Inc. 6.625% 6/15/2036 (a)	2,715	2,678
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	4,185	4,362
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	1,075	1,140
		209,735

Information technology 1.79%
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	1,025	1,039
Broadcom, Inc. 4.00% 4/15/2029 (a)	609	600
Broadcom, Inc. 5.15% 11/15/2031	5,186	5,278
Broadcom, Inc. 4.15% 4/15/2032 (a)	630	606

187	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Broadcom, Inc. 4.80% 10/15/2034	USD1,063	$1,041
Broadcom, Inc. 3.137% 11/15/2035 (a)	847	720
CoreWeave, Inc. 9.75% 10/1/2031 (a)	4,715	4,708
Fair Isaac Corp. 6.00% 5/15/2033 (a)	1,300	1,281
HUT 8 DC, LLC 6.192% 11/15/2042 (a)	565	573
Intel Corp. 3.05% 8/12/2051	1,530	958
Intel Corp. 5.60% 2/21/2054	7,880	7,375
Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,385
Oracle Corp. 4.80% 8/3/2028	615	614
Oracle Corp. 4.55% 2/4/2029	4,370	4,309
Oracle Corp. 4.45% 9/26/2030	2,610	2,520
Oracle Corp. 4.95% 2/4/2031	13,700	13,415
Oracle Corp. 5.25% 2/3/2032	1,340	1,321
Oracle Corp. 4.80% 9/26/2032	7,605	7,239
Oracle Corp. 6.25% 11/9/2032	7,366	7,574
Oracle Corp. 5.35% 5/4/2033	10,120	9,833
Oracle Corp. 5.50% 8/3/2035	2,374	2,273
Oracle Corp. 5.20% 9/26/2035	19,391	18,162
Oracle Corp. 5.70% 2/4/2036	18,632	18,051
Oracle Corp. 5.875% 9/26/2045	10,640	9,320
Oracle Corp. 6.55% 2/4/2046	3,658	3,450
Oracle Corp. 6.00% 8/3/2055	5,970	5,087
Oracle Corp. 5.95% 9/26/2055	11,380	9,677
Oracle Corp. 6.70% 2/4/2056	12,248	11,535
Oracle Corp. 6.10% 9/26/2065	2,295	1,922
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (a)	16,481	16,436
Synopsys, Inc. 5.15% 4/1/2035	21,470	21,357
Synopsys, Inc. 5.70% 4/1/2055	8,055	7,818
		200,477

Industrials 1.77%
ADT Security Corp. 4.125% 8/1/2029 (a)	510	489
Aeropuerto Internacional de Tocumen SA 4.00% 8/11/2041 (a)	730	634
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (a)	565	480
BAE Systems PLC 5.00% 3/26/2027 (a)	1,200	1,205
BAE Systems PLC 5.125% 3/26/2029 (a)	3,482	3,530
BAE Systems PLC 5.25% 3/26/2031 (a)	2,156	2,201
BAE Systems PLC 5.30% 3/26/2034 (a)	570	581
Boeing Co. (The) 2.70% 2/1/2027	6,473	6,403
Boeing Co. (The) 5.04% 5/1/2027	13,539	13,579
Boeing Co. (The) 6.259% 5/1/2027	4,214	4,271
Boeing Co. (The) 3.25% 2/1/2028	11,810	11,564
Boeing Co. (The) 3.25% 3/1/2028	1,925	1,887
Boeing Co. (The) 6.298% 5/1/2029	1,507	1,569
Boeing Co. (The) 5.15% 5/1/2030	25,342	25,656
Boeing Co. (The) 3.625% 2/1/2031	751	715
Boeing Co. (The) 6.388% 5/1/2031	5,632	5,986
Boeing Co. (The) 6.528% 5/1/2034	1,381	1,503
Canadian Pacific Railway Co. 3.00% 12/2/2041	578	429
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,801	1,177
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (a)	1,260	1,267
CSX Corp. 4.10% 11/15/2032	1,886	1,826
CSX Corp. 5.20% 11/15/2033	1,333	1,362
CSX Corp. 4.50% 11/15/2052	4,470	3,764
Eaton Corp. 4.20% 3/6/2031	13,761	13,491
General Dynamics Corp. 3.75% 5/15/2028	479	475
General Dynamics Corp. 3.625% 4/1/2030	387	374
Honeywell Aerospace, Inc. 4.00% 3/16/2029 (a)	110	109

American Funds Insurance Series	188

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (a)	USD6,056	$5,953
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (a)	3,400	3,339
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (a)	2,820	2,778
Honeywell Aerospace, Inc. 5.622% 3/16/2046 (a)	225	224
Honeywell Aerospace, Inc. 5.732% 3/16/2056 (a)	1,345	1,346
L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,152
LG Energy Solution, Ltd. 5.25% 4/2/2028 (a)	13,205	13,290
LG Energy Solution, Ltd. 5.00% 4/2/2029 (a)	6,580	6,592
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (a)	2,690	2,670
Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,762
Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,377
Northrop Grumman Corp. 4.70% 3/15/2033	2,909	2,890
Northrop Grumman Corp. 4.95% 3/15/2053	1,124	1,007
QXO Building Products, Inc. 6.50% 7/15/2031 (a)	945	964
QXO Building Products, Inc. 6.875% 7/15/2034 (a)	780	801
Republic Services, Inc. 2.375% 3/15/2033	1,635	1,417
Republic Services, Inc. 5.00% 4/1/2034	15	15
Sumisho Air Lease Corp. 2.20% 1/15/2027	4,341	4,286
Sumisho Air Lease Corp. 4.40% 3/24/2028 (a)	3,020	3,005
Sumisho Air Lease Corp. 4.50% 3/24/2029 (a)	2,875	2,851
Sumisho Air Lease Corp. 4.85% 3/24/2031 (a)	2,135	2,113
Sumisho Air Lease Corp. 5.20% 7/15/2031	3,650	3,670
Sumisho Air Lease Corp. 5.50% 3/24/2036 (a)	235	234
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (a)	2,550	2,293
TransDigm, Inc. 6.25% 1/31/2034 (a)	2,405	2,456
Triton Container International, Ltd. 3.15% 6/15/2031 (a)	2,482	2,249
Union Pacific Corp. 2.15% 2/5/2027	2,213	2,185
Union Pacific Corp. 2.40% 2/5/2030	4,454	4,143
Union Pacific Corp. 2.375% 5/20/2031	2,298	2,076
Union Pacific Corp. 2.80% 2/14/2032	5,244	4,777
Union Pacific Corp. 5.10% 2/20/2035	2,104	2,135
Union Pacific Corp. 2.95% 3/10/2052	1,483	949
Union Pacific Corp. 5.60% 12/1/2054	415	412
Waste Management, Inc. 1.50% 3/15/2031	419	364
Waste Management, Inc. 4.80% 3/15/2032	4,135	4,164
		198,466

Consumer staples 1.59%
Altria Group, Inc. 4.875% 2/4/2028	1,330	1,337
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,635
BAT Capital Corp. 3.557% 8/15/2027	9,271	9,182
BAT Capital Corp. 2.259% 3/25/2028	2,353	2,265
BAT Capital Corp. 6.343% 8/2/2030	2,210	2,337
BAT Capital Corp. 4.742% 3/16/2032	2,675	2,664
BAT Capital Corp. 5.35% 8/15/2032	18,664	19,109
BAT Capital Corp. 6.421% 8/2/2033	4,665	5,045
BAT Capital Corp. 5.625% 8/15/2035	12,170	12,547
BAT Capital Corp. 7.079% 8/2/2043	1,323	1,474
BAT Capital Corp. 5.65% 3/16/2052	120	113
BAT International Finance PLC 4.448% 3/16/2028	2,925	2,918
Clorox Co. 4.70% 5/15/2031	1,237	1,230
Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,445
Constellation Brands, Inc. 4.35% 5/9/2027	890	890
Constellation Brands, Inc. 4.80% 5/1/2030	1,618	1,623
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,313
Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,958
Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,776
Coty, Inc. 6.625% 7/15/2030 (a)	695	696

189	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Coty, Inc. 5.60% 1/15/2031 (a)	USD5,421	$5,277
H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,286
Imperial Brands Finance PLC 4.50% 6/30/2028 (a)	24,345	24,291
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,847
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	554
Mars, Inc. 4.80% 3/1/2030 (a)	4,670	4,685
Mars, Inc. 5.00% 3/1/2032 (a)	3,640	3,667
Mars, Inc. 5.20% 3/1/2035 (a)	15,670	15,738
Mars, Inc. 5.65% 5/1/2045 (a)	2,371	2,357
Mars, Inc. 5.70% 5/1/2055 (a)	13,235	13,048
McCormick & Co., Inc. 4.15% 2/15/2029	2,763	2,733
Mondelez International, Inc. 4.75% 8/28/2034	5,520	5,422
Philip Morris International, Inc. 5.25% 9/7/2028	2,800	2,843
Philip Morris International, Inc. 5.125% 2/15/2030	982	997
Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,710
Philip Morris International, Inc. 4.75% 11/1/2031	830	833
Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,688
Prestige Brands, Inc. 6.25% 7/15/2034 (a)	535	535
Walmart, Inc. 4.90% 4/28/2035	1,013	1,022
Walmart, Inc. 4.50% 4/15/2053	1,416	1,231
		178,321

Materials 0.74%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,155
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	141
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	4,050	4,114
Braskem Netherlands Finance BV 7.25% 2/13/2033 (a)	700	416
Celanese US Holdings, LLC 7.165% 7/15/2027	6,297	6,453
Celanese US Holdings, LLC 7.35% 11/15/2028	3,575	3,726
Celanese US Holdings, LLC 7.33% 7/15/2029	13,862	14,500
Celanese US Holdings, LLC 7.55% 11/15/2030	4,530	4,805
Celanese US Holdings, LLC 7.379% 7/15/2032	800	842
Celanese US Holdings, LLC 7.45% 11/15/2033	1,031	1,102
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (a)	834	831
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	7,250	7,343
Dow Chemical Co. (The) 5.35% 3/15/2035	129	127
Dow Chemical Co. (The) 5.65% 3/15/2036	54	54
Dow Chemical Co. (The) 4.375% 11/15/2042	10	8
Dow Chemical Co. (The) 5.55% 11/30/2048	142	126
Dow Chemical Co. (The) 6.90% 5/15/2053	62	65
Dow Chemical Co. (The) 5.60% 2/15/2054	764	678
LYB International Finance III, LLC 5.125% 1/15/2031	469	468
LYB International Finance III, LLC 5.50% 3/1/2034	745	739
LYB International Finance III, LLC 6.15% 5/15/2035	972	997
LYB International Finance III, LLC 5.875% 1/15/2036	5,715	5,733
LYB International Finance III, LLC 3.375% 10/1/2040	460	337
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)	205	212
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)	300	292
POSCO 5.75% 1/17/2028 (a)	745	757
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	25,776	26,026
		83,047

Real estate 0.64%
American Tower Corp. 3.65% 3/15/2027	1,375	1,368
Boston Properties, LP 2.90% 3/15/2030	4,630	4,315
Boston Properties, LP 3.25% 1/30/2031	463	430
Boston Properties, LP 2.55% 4/1/2032	1,674	1,458

American Funds Insurance Series	190

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Boston Properties, LP 2.45% 10/1/2033	USD1,335	$1,099
Boston Properties, LP 6.50% 1/15/2034	10,849	11,518
Boston Properties, LP 5.75% 1/15/2035	11,874	11,992
COPT Defense Properties, LP 2.00% 1/15/2029	1,139	1,065
COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,404
COPT Defense Properties, LP 2.90% 12/1/2033	564	482
Crown Castle, Inc. 5.00% 1/11/2028	4,874	4,901
FibraSOMA 4.375% 7/22/2031 (a)	1,475	1,345
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	2,755	2,664
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	3,135	2,967
Iron Mountain, Inc. 5.25% 3/15/2028 (a)	3,020	3,018
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	675	665
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	2,097	2,118
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	4,683	4,859
Prologis, LP 4.875% 6/15/2028	1,040	1,049
Prologis, LP 4.75% 6/15/2033	1,409	1,397
Prologis, LP 5.125% 1/15/2034	6,175	6,220
Prologis, LP 5.00% 3/15/2034	360	359
Prologis, LP 5.25% 6/15/2053	117	111
Service Properties Trust 3.95% 1/15/2028	1,710	1,667
Service Properties Trust 8.625% 11/15/2031 (a)	3,040	3,204
		71,675
Total corporate bonds and notes		3,708,727
U.S. Treasury bonds & notes 28.70%
U.S. Treasury 28.12%
U.S. Treasury 4.375% 7/31/2026	271	271
U.S. Treasury 4.625% 11/15/2026	3,589	3,599
U.S. Treasury 4.00% 1/15/2027	3,741	3,742
U.S. Treasury 1.875% 2/28/2027	4,000	3,945
U.S. Treasury 2.625% 5/31/2027	43,530	42,958
U.S. Treasury 6.125% 11/15/2027 (c)	24,000	24,638
U.S. Treasury 3.375% 11/30/2027	241	238
U.S. Treasury 1.125% 2/29/2028	9,895	9,416
U.S. Treasury 4.00% 2/29/2028	4,750	4,738
U.S. Treasury 3.625% 3/31/2028	13	13
U.S. Treasury 4.00% 6/30/2028	16,646	16,596
U.S. Treasury 4.125% 6/30/2028	474,435	474,184
U.S. Treasury 1.00% 7/31/2028	5,630	5,279
U.S. Treasury 5.25% 11/15/2028	5,700	5,842
U.S. Treasury 2.625% 2/15/2029	21,260	20,452
U.S. Treasury 4.25% 2/28/2029	27,540	27,600
U.S. Treasury 2.375% 5/15/2029	4,070	3,876
U.S. Treasury 4.125% 6/15/2029	225,656	225,471
U.S. Treasury 4.00% 7/31/2029	334	332
U.S. Treasury 3.625% 8/31/2029	27,540	27,104
U.S. Treasury 3.875% 12/31/2029	44,049	43,618
U.S. Treasury 3.75% 5/31/2030	13,300	13,091
U.S. Treasury 4.125% 8/31/2030	11,215	11,184
U.S. Treasury 3.625% 9/30/2030	90,415	88,421
U.S. Treasury 4.875% 10/31/2030	92,133	94,566
U.S. Treasury 3.875% 4/30/2031	66,375	65,429
U.S. Treasury 4.125% 6/30/2031	372,891	371,595
U.S. Treasury 4.125% 10/31/2031	1,408	1,401
U.S. Treasury 4.125% 11/30/2031	985	980
U.S. Treasury 4.125% 11/15/2032	114	113
U.S. Treasury 4.25% 6/30/2033	93,783	93,420
U.S. Treasury 4.375% 5/15/2034	100	100

191	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.25% 8/15/2035	USD44,038	$43,483
U.S. Treasury 4.375% 5/15/2036 (c)	421,907	419,699
U.S. Treasury 4.25% 5/15/2039 (c)	125,497	121,281
U.S. Treasury 1.375% 11/15/2040	24,540	15,875
U.S. Treasury 1.875% 2/15/2041	24,272	16,846
U.S. Treasury 4.75% 2/15/2041	75,066	75,107
U.S. Treasury 2.00% 11/15/2041	57	40
U.S. Treasury 2.375% 2/15/2042	2,701	1,971
U.S. Treasury 3.25% 5/15/2042	10,848	8,936
U.S. Treasury 4.875% 8/15/2045	13,819	13,716
U.S. Treasury 5.00% 5/15/2046	171,280	172,565
U.S. Treasury 3.00% 2/15/2049	124,633	90,885
U.S. Treasury 2.875% 5/15/2049	19,228	13,656
U.S. Treasury 2.875% 5/15/2052	990	685
U.S. Treasury 4.00% 11/15/2052	7,328	6,270
U.S. Treasury 4.125% 8/15/2053	213	186
U.S. Treasury 4.75% 2/15/2056 (c)	463,815	450,553
U.S. Treasury 5.00% 5/15/2056	12,672	12,807
		3,148,773

U.S. Treasury inflation-protected securities 0.58%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (d)	6,274	6,244
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (d)	3,628	3,571
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (d)	7,939	7,459
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2031 (d)	21,990	21,316
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (d)	1,209	1,183
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (d)	— (e)	— (e)
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (d)	2,381	2,082
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (d)	24,789	22,842
		64,697
Total U.S. Treasury bonds & notes		3,213,470
Mortgage-backed obligations 27.80%
Federal agency mortgage-backed obligations 21.12%
Fannie Mae Pool #AS8018 3.00% 9/1/2031 (f)	20	19
Fannie Mae Pool #BM4741 3.00% 4/1/2032 (f)	6	6
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (f)	1,724	1,619
Fannie Mae Pool #CB2248 2.50% 11/1/2036 (f)	88	82
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (f)	1,491	1,396
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (f)	629	589
Fannie Mae Pool #945680 6.00% 9/1/2037 (f)	299	309
Fannie Mae Pool #924866 5.39% 10/1/2037 (f)(g)	122	124
Fannie Mae Pool #988588 5.50% 8/1/2038 (f)	121	124
Fannie Mae Pool #889982 5.50% 11/1/2038 (f)	547	561
Fannie Mae Pool #AB1297 5.00% 8/1/2040 (f)	127	128
Fannie Mae Pool #AH9479 5.00% 4/1/2041 (f)	650	656
Fannie Mae Pool #AH8144 5.00% 4/1/2041 (f)	481	483
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (c)(f)	97,371	84,680
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (f)	605	610
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (f)	277	280
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (f)	275	277
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (f)	152	153
Fannie Mae Pool #AZ3904 4.00% 5/1/2045 (f)	30	29
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (f)	1,469	1,367
Fannie Mae Pool #MA5841 7.00% 7/1/2045 (f)	248	262
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (f)	630	586
Fannie Mae Pool #BD1968 4.00% 7/1/2046 (f)	571	542

American Funds Insurance Series	192

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BD5477 4.00% 7/1/2046 (f)	USD112	$107
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (f)	3,868	3,697
Fannie Mae Pool #BE0592 4.00% 11/1/2046 (f)	222	209
Fannie Mae Pool #BE8885 4.00% 3/1/2047 (f)	684	653
Fannie Mae Pool #MA3058 4.00% 7/1/2047 (f)	30	28
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (f)	3,390	3,124
Fannie Mae Pool #BJ1515 4.00% 11/1/2047 (f)	1,662	1,581
Fannie Mae Pool #CA0706 4.00% 11/1/2047 (f)	61	58
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (f)	1,870	1,827
Fannie Mae Pool #CA1189 3.50% 2/1/2048 (f)	992	914
Fannie Mae Pool #BJ5749 4.00% 5/1/2048 (f)	12	11
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (f)	5,000	4,470
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (f)	3,609	3,336
Fannie Mae Pool #BM5349 4.00% 9/1/2048 (f)	15,828	15,054
Fannie Mae Pool #FM4891 3.50% 10/1/2048 (f)	14,712	13,647
Fannie Mae Pool #BM4676 4.00% 10/1/2048 (f)	8	8
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (f)	381	354
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (f)	962	862
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (f)	672	604
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (f)	1,983	1,827
Fannie Mae Pool #FM1262 4.00% 7/1/2049 (f)	16,152	15,329
Fannie Mae Pool #FM0007 3.50% 9/1/2049 (f)	11,252	10,345
Fannie Mae Pool #FM1589 3.50% 9/1/2049 (f)	3,114	2,859
Fannie Mae Pool #FM1954 3.50% 11/1/2049 (f)	4,961	4,552
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (f)	22,687	20,834
Fannie Mae Pool #CA5504 2.50% 4/1/2050 (f)	10	9
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (f)	236	198
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (f)	4,466	3,819
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (f)	511	428
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (f)	39	32
Fannie Mae Pool #FM5507 3.00% 7/1/2050 (f)	14,047	12,527
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (f)	4,734	4,247
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (f)	1,576	1,383
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (f)	895	751
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (f)	574	482
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (f)	875	768
Fannie Mae Pool #BQ1226 2.00% 9/1/2050 (f)	1,508	1,220
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (f)	1	1
Fannie Mae Pool #CA7040 2.50% 9/1/2050 (f)	16,046	13,430
Fannie Mae Pool #FM4256 2.50% 9/1/2050 (f)	2,366	2,025
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (f)	813	696
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (f)	397	333
Fannie Mae Pool #BQ2400 2.50% 9/1/2050 (f)	55	46
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (f)	275	242
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (f)	839	702
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (f)	230	196
Fannie Mae Pool #FM4684 2.50% 10/1/2050 (f)	181	152
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (f)	169	142
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (f)	1,299	1,140
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (f)	1,703	1,362
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (f)	5,534	4,740
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (f)	1,032	867
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (f)	611	513
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (f)	24	20
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (f)	13,349	11,914
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (f)	974	786
Fannie Mae Pool #CA8025 2.50% 12/1/2050 (f)	879	736
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (f)	947	831
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (f)	6,105	4,925
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (f)	4,672	3,774

193	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (f)	USD40	$32
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (f)	19,729	16,684
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (f)	1,448	1,214
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (f)	855	717
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (f)	59	51
Fannie Mae Pool #BR3283 2.00% 2/1/2051 (f)	3,177	2,541
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (f)	663	531
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (f)	350	286
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (f)	4,613	3,930
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (f)	3,303	2,764
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (f)	329	263
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (f)	7,024	5,879
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (f)	1,611	1,349
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (f)	911	762
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (f)	8,199	6,559
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (f)	1,774	1,419
Fannie Mae Pool #BR7719 2.00% 4/1/2051 (f)	539	431
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (f)	26	21
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (f)	4,684	3,920
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (f)	4,395	3,679
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (f)	2,276	1,921
Fannie Mae Pool #CB0006 2.50% 4/1/2051 (f)	403	338
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (f)	304	255
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (f)	162	136
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (f)	2,802	2,466
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (f)	335	297
Fannie Mae Pool #BT0519 2.00% 5/1/2051 (f)	10,296	8,236
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (f)	1,662	1,329
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (f)	16	13
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (f)	1,788	1,503
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (f)	1,695	1,419
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (f)	556	466
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (f)	452	378
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (f)	153	128
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (f)	31	26
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (f)	25	21
Fannie Mae Pool #BT0136 2.00% 6/1/2051 (f)	1,736	1,389
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (f)	462	378
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (f)	1,325	1,109
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (f)	731	612
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (f)	251	221
Fannie Mae Pool #FM7510 3.00% 6/1/2051 (f)	177	157
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (f)	72	58
Fannie Mae Pool #CB0988 2.50% 7/1/2051 (f)	8,015	6,811
Fannie Mae Pool #BT0849 2.50% 7/1/2051 (f)	4,430	3,717
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (f)	4,171	3,491
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (f)	2,224	1,861
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (f)	880	740
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (f)	527	442
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (f)	393	336
Fannie Mae Pool #CB1066 2.50% 7/1/2051 (f)	194	164
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (f)	1,850	1,615
Fannie Mae Pool #FM8442 2.50% 8/1/2051 (f)	185	155
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (f)	1,220	1,069
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (f)	2,938	2,459
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (f)	1,865	1,565
Fannie Mae Pool #FM8658 2.50% 9/1/2051 (f)	1,297	1,088
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (f)	950	805
Fannie Mae Pool #CB1552 2.50% 9/1/2051 (f)	447	376
Fannie Mae Pool #FS4711 2.50% 9/1/2051 (f)	412	345

American Funds Insurance Series	194

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (f)	USD293	$247
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (f)	281	236
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (f)	51	43
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (f)	7,017	5,613
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (f)	301	252
Fannie Mae Pool #BT9147 2.50% 10/1/2051 (f)	20	17
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (f)	2,745	2,422
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (f)	4,139	3,326
Fannie Mae Pool #BQ6895 2.00% 11/1/2051 (f)	145	116
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (f)	119	96
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (f)	91	76
Fannie Mae Pool #FM9810 3.00% 11/1/2051 (f)	783	691
Fannie Mae Pool #FS1069 2.00% 12/1/2051 (f)	6,804	5,442
Fannie Mae Pool #FM9930 2.00% 12/1/2051 (f)	5,709	4,567
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (f)	759	610
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (f)	1,802	1,512
Fannie Mae Pool #CB2404 2.50% 12/1/2051 (f)	289	242
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (f)	21	19
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (f)	1,748	1,402
Fannie Mae Pool #BU7233 2.00% 1/1/2052 (f)	44	36
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (f)	5,693	4,765
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (f)	4,141	3,471
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (f)	1,840	1,543
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (f)	1,053	882
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (f)	316	265
Fannie Mae Pool #FS0454 3.00% 1/1/2052 (f)	854	752
Fannie Mae Pool #BU1410 3.00% 1/1/2052 (f)	533	466
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (f)	13,831	11,079
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (f)	2,343	1,881
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (f)	753	603
Fannie Mae Pool #BT1967 2.50% 2/1/2052 (f)	1,599	1,347
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (f)	816	687
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (f)	694	581
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (f)	475	397
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (f)	457	383
Fannie Mae Pool #BV2784 2.50% 2/1/2052 (f)	29	24
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (f)	29,741	26,620
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (f)	1,461	1,171
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (f)	1,174	942
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (f)	1,004	806
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (f)	827	662
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (f)	2,551	2,140
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (f)	1,600	1,347
Fannie Mae Pool #BV5800 2.50% 3/1/2052 (f)	780	655
Fannie Mae Pool #FS4433 2.50% 3/1/2052 (f)	608	513
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (f)	360	303
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (f)	33	27
Fannie Mae Pool #BV4199 3.00% 3/1/2052 (f)	4,745	4,145
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (f)	941	822
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (f)	5,350	4,279
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (f)	1,548	1,243
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (f)	701	562
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (f)	29,916	25,047
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (f)	1,407	1,183
Fannie Mae Pool #BV8126 2.50% 4/1/2052 (f)	154	130
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (f)	1,317	1,239
Fannie Mae Pool #FS1655 4.00% 4/1/2052 (f)	223	210
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (f)	3,474	2,798
Fannie Mae Pool #FS8650 2.50% 5/1/2052 (f)	19,531	16,397
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (f)	2,058	1,730

195	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS5033 2.50% 5/1/2052 (f)	USD945	$796
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (f)	900	757
Fannie Mae Pool #FS7060 3.00% 5/1/2052 (f)	6,050	5,284
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (f)	29	23
Fannie Mae Pool #FS7953 2.50% 6/1/2052 (f)	915	767
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (f)	138	116
Fannie Mae Pool #FS7062 3.00% 6/1/2052 (f)	124	108
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (f)	2,704	2,536
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (f)	2,783	2,329
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (f)	404	339
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (f)	128	107
Fannie Mae Pool #BW0959 5.00% 7/1/2052 (f)	2,664	2,641
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (f)	3,947	3,447
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (f)	483	480
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (f)	419	352
Fannie Mae Pool #FA1404 3.00% 9/1/2052 (f)	93	82
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (f)	233	225
Fannie Mae Pool #BW8497 4.50% 9/1/2052 (f)	56	54
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (f)	7,244	7,204
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (f)	8,499	6,798
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (f)	8,855	8,556
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (f)	2,474	2,384
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (f)	2,141	2,122
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (f)	2,522	2,551
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (f)	2,327	2,354
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (f)	184	191
Fannie Mae Pool #BX1132 4.50% 11/1/2052 (f)	698	674
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (f)	131	129
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (f)	25	26
Fannie Mae Pool #MA4932 3.00% 1/1/2053 (f)	555	485
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (f)	18,688	18,555
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (f)	642	540
Fannie Mae Pool #BW5268 4.00% 3/1/2053 (f)	288	270
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (f)	140	139
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (f)	3,340	3,370
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (f)	302	306
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (f)	619	639
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (f)	600	579
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (f)	13,590	13,446
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (f)	75	75
Fannie Mae Pool #BY0130 5.50% 4/1/2053 (f)	730	739
Fannie Mae Pool #CB6033 6.00% 4/1/2053 (f)	5,021	5,182
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (f)	2,589	2,572
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (f)	2,033	2,010
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (f)	4,837	4,889
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (f)	5,273	5,412
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (f)	588	513
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (f)	2,670	2,575
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (f)	5,205	5,261
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (f)	4,058	4,091
Fannie Mae Pool #BY3612 5.50% 6/1/2053 (f)	304	308
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (f)	2,959	3,050
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (f)	1,976	2,034
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (f)	1,431	1,476
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (f)	5,699	4,574
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (f)	3,371	2,830
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (f)	141	118
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (f)	18,114	17,451
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (f)	86	86
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (f)	2,833	2,856

American Funds Insurance Series	196

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (f)	USD5,152	$5,374
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (f)	15,166	15,291
Fannie Mae Pool #FS6666 5.50% 8/1/2053 (f)	10,509	10,631
Fannie Mae Pool #CB7108 5.50% 9/1/2053 (f)	5,349	5,411
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (f)	464	469
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (f)	3,474	3,561
Fannie Mae Pool #FS5749 6.50% 9/1/2053 (f)	10,269	10,634
Fannie Mae Pool #CB7332 5.50% 10/1/2053 (f)	10,817	10,936
Fannie Mae Pool #CB7331 5.50% 10/1/2053 (f)	5,704	5,756
Fannie Mae Pool #DA1557 6.00% 10/1/2053 (f)	101	103
Fannie Mae Pool #BY1399 3.50% 11/1/2053 (f)	946	859
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (f)	51,904	51,360
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (f)	1,485	1,544
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (f)	20	20
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (f)	1,695	1,714
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (f)	569	595
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (f)	3,309	3,465
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (f)	834	864
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (f)	2,701	2,606
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (f)	2,086	2,100
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (f)	1,482	1,494
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (f)	5,390	5,562
Fannie Mae Pool #DA7831 6.00% 2/1/2054 (f)	1,317	1,352
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (f)	3,741	3,953
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (f)	13,161	12,691
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (f)	15,494	15,626
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (f)	1,286	1,296
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (f)	3,883	4,007
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (f)	2,645	2,713
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (f)	1,199	1,228
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (f)	2,818	2,955
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (f)	4,448	4,505
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (f)	3,710	3,829
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (f)	482	486
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (f)	261	268
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (f)	111	113
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (f)	2,131	2,147
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (f)	1,686	1,708
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (f)	15,150	15,736
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (f)	1,017	1,047
Fannie Mae Pool #DB5030 6.00% 6/1/2054 (f)	863	887
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (f)	7,947	8,283
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (f)	6,299	6,383
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (f)	1,341	1,357
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (f)	17,284	17,693
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (f)	4,178	4,322
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (f)	1,910	1,969
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (f)	1,562	1,598
Fannie Mae Pool #DB7685 6.00% 7/1/2054 (f)	1,110	1,141
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (f)	1,017	1,049
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (f)	775	793
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (f)	269	276
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (f)	12,504	13,031
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (f)	3,302	3,432
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (f)	1,828	1,910
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (f)	121	122
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (f)	28,938	29,623
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (f)	959	985
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (f)	526	539
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (f)	185	190

197	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (f)	USD83	$85
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (f)	81	83
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (f)	1,893	1,972
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (f)	1,399	1,457
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (f)	2,825	2,842
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (f)	1,577	1,597
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (f)	1,128	1,143
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (f)	318	326
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (f)	181	186
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (f)	151	155
Fannie Mae Pool #DC2270 6.00% 9/1/2054 (f)	81	84
Fannie Mae Pool #FS9204 6.50% 9/1/2054 (f)	1,140	1,180
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (f)	623	638
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (f)	3,714	3,734
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (f)	2,477	2,535
Fannie Mae Pool #MA5547 7.00% 11/1/2054 (f)	1,839	1,943
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (f)	239	230
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (f)	88	84
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (f)	30	29
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (f)	3,482	3,592
Fannie Mae Pool #BU5233 6.00% 12/1/2054 (f)	1,290	1,328
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (f)	359	368
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (f)	236	242
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (f)	210	216
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (f)	1,540	1,548
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (f)	858	883
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (f)	346	354
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (f)	1,395	1,447
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (f)	1,005	1,046
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (f)	2,230	2,139
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (f)	2,348	2,359
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (f)	9,001	9,214
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (f)	395	397
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (f)	3,563	3,648
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (f)	230	235
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (f)	225	230
Fannie Mae Pool #DD6277 7.00% 4/1/2055 (f)	891	943
Fannie Mae Pool #FA4426 7.00% 4/1/2055 (f)	80	84
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (f)	256	252
Fannie Mae Pool #DD8411 7.00% 5/1/2055 (f)	623	658
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (f)	397	399
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (f)	3,743	3,786
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (f)	1,989	2,052
Fannie Mae Pool #FA4425 7.00% 8/1/2055 (f)	1,705	1,804
Fannie Mae Pool #MA5795 7.00% 8/1/2055 (f)	285	301
Fannie Mae Pool #DF4985 3.50% 11/1/2055 (f)	116	105
Fannie Mae Pool #BW2544 7.00% 2/1/2056 (f)	370	392
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (f)	8,988	8,107
Fannie Mae Pool #BF0264 3.50% 5/1/2058 (f)	6,564	5,912
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (f)	14,079	12,165
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (f)	16,729	14,372
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (f)	925	888
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (f)	4,291	3,853
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (f)	3	3
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (f)	13	13
Fannie Mae, Series 2002-W1, Class 2A, 4.30% 2/25/2042 (f)(g)	14	13
Freddie Mac Pool #ZS8507 3.00% 11/1/2028 (f)	28	28
Freddie Mac Pool #ZK7590 3.00% 1/1/2029 (f)	438	433
Freddie Mac Pool #A15120 5.50% 10/1/2033 (f)	31	31
Freddie Mac Pool #QN1073 3.00% 12/1/2034 (f)	28	26

American Funds Insurance Series	198

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (f)	USD2,162	$2,026
Freddie Mac Pool #G05196 5.50% 10/1/2038 (f)	33	34
Freddie Mac Pool #G05267 5.50% 12/1/2038 (f)	25	26
Freddie Mac Pool #G06020 5.50% 12/1/2039 (f)	46	47
Freddie Mac Pool #G05860 5.50% 2/1/2040 (f)	156	160
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (f)	1,641	1,433
Freddie Mac Pool #A93948 4.50% 9/1/2040 (f)	120	118
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (f)	4,865	4,246
Freddie Mac Pool #G06868 4.50% 4/1/2041 (f)	113	112
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (f)	8,469	7,414
Freddie Mac Pool #G06841 5.50% 6/1/2041 (f)	258	265
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (f)	13,704	12,487
Freddie Mac Pool #RA6996 2.50% 3/1/2047 (f)	51	43
Freddie Mac Pool #ZT2100 3.00% 4/1/2047 (f)	82	73
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (f)	725	686
Freddie Mac Pool #G08789 4.00% 11/1/2047 (f)	448	427
Freddie Mac Pool #G61733 3.00% 12/1/2047 (f)	3,588	3,231
Freddie Mac Pool #G67709 3.50% 3/1/2048 (f)	9,399	8,713
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (f)	687	652
Freddie Mac Pool #G61628 3.50% 9/1/2048 (f)	218	202
Freddie Mac Pool #Q58494 4.00% 9/1/2048 (f)	906	863
Freddie Mac Pool #ZN4842 3.50% 4/1/2049 (f)	482	443
Freddie Mac Pool #RA1369 3.50% 9/1/2049 (f)	1,378	1,265
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (f)	7,573	6,971
Freddie Mac Pool #QA4673 3.00% 11/1/2049 (f)	20,458	18,312
Freddie Mac Pool #QB1368 2.50% 7/1/2050 (f)	4,158	3,559
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (f)	26	21
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (f)	261	230
Freddie Mac Pool #RA3515 2.50% 9/1/2050 (f)	1,690	1,418
Freddie Mac Pool #RA3528 2.50% 9/1/2050 (f)	60	50
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (f)	1,596	1,408
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (f)	4,978	4,265
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (f)	1,133	950
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (f)	53	45
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (f)	23	20
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (f)	1,789	1,498
Freddie Mac Pool #RA4242 2.50% 1/1/2051 (f)	901	762
Freddie Mac Pool #QB7973 3.00% 1/1/2051 (f)	618	541
Freddie Mac Pool #SD0776 2.00% 2/1/2051 (f)	1,648	1,323
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (f)	387	316
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (f)	91	74
Freddie Mac Pool #SI2114 2.50% 2/1/2051 (f)	105	88
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (f)	58,594	47,261
Freddie Mac Pool #SD0537 2.00% 3/1/2051 (f)	1,682	1,348
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (f)	2,167	1,814
Freddie Mac Pool #SD0934 2.00% 4/1/2051 (f)	2,079	1,674
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (f)	212	177
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (f)	1,744	1,395
Freddie Mac Pool #RA5204 2.00% 5/1/2051 (f)	1,698	1,359
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (f)	1,525	1,220
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (f)	1,178	953
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (f)	990	873
Freddie Mac Pool #QC3423 2.00% 6/1/2051 (f)	1,854	1,483
Freddie Mac Pool #QC2817 2.50% 6/1/2051 (f)	2,141	1,830
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (f)	65	54
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (f)	55	46
Freddie Mac Pool #QC5000 2.00% 7/1/2051 (f)	268	214
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (f)	1,834	1,536
Freddie Mac Pool #SD0926 2.50% 7/1/2051 (f)	527	443
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (f)	5,230	4,651

199	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (f)	USD726	$584
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (f)	9,191	7,804
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (f)	7,164	5,996
Freddie Mac Pool #QC7739 2.50% 9/1/2051 (f)	2,008	1,680
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (f)	1,726	1,445
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (f)	1,777	1,552
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (f)	932	823
Freddie Mac Pool #QC8499 2.00% 10/1/2051 (f)	346	277
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (f)	1,780	1,494
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (f)	5,879	5,186
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (f)	1,638	1,458
Freddie Mac Pool #SD0740 3.50% 10/1/2051 (f)	1,966	1,798
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (f)	2,138	1,714
Freddie Mac Pool #QC9944 2.50% 11/1/2051 (f)	2,524	2,112
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (f)	1,231	1,054
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (f)	1,028	907
Freddie Mac Pool #QD0981 3.00% 11/1/2051 (f)	512	447
Freddie Mac Pool #SL1735 2.00% 12/1/2051 (f)	1,580	1,270
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (f)	756	608
Freddie Mac Pool #RA6499 2.00% 12/1/2051 (f)	396	317
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (f)	4,785	4,014
Freddie Mac Pool #SD3729 2.50% 12/1/2051 (f)	1,033	867
Freddie Mac Pool #QD2659 2.50% 12/1/2051 (f)	964	808
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (f)	30	26
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (f)	17	15
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (f)	3,839	3,224
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (f)	2,445	2,060
Freddie Mac Pool #QD4840 2.50% 1/1/2052 (f)	630	527
Freddie Mac Pool #RA6634 2.50% 1/1/2052 (f)	475	399
Freddie Mac Pool #QD5254 2.50% 1/1/2052 (f)	450	379
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (f)	3,624	3,220
Freddie Mac Pool #SD2269 3.00% 1/1/2052 (f)	602	526
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (f)	1,516	1,215
Freddie Mac Pool #QD6781 2.00% 2/1/2052 (f)	973	778
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (f)	774	621
Freddie Mac Pool #QD7187 2.50% 2/1/2052 (f)	947	794
Freddie Mac Pool #SD0847 2.50% 2/1/2052 (f)	662	555
Freddie Mac Pool #SI2095 2.50% 2/1/2052 (f)	372	312
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (f)	213	179
Freddie Mac Pool #QD7360 2.50% 2/1/2052 (f)	157	132
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (f)	56	47
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (f)	556	508
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (f)	2,127	1,706
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (f)	1,692	1,361
Freddie Mac Pool #SD4071 2.00% 3/1/2052 (f)	1,172	938
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (f)	868	696
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (f)	805	645
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (f)	463	371
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (f)	158	126
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (f)	980	822
Freddie Mac Pool #SD8200 2.50% 3/1/2052 (f)	746	627
Freddie Mac Pool #QE0888 2.50% 3/1/2052 (f)	671	565
Freddie Mac Pool #QE0957 2.50% 3/1/2052 (f)	66	55
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (f)	1,184	950
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (f)	1,600	1,339
Freddie Mac Pool #QE0521 2.50% 4/1/2052 (f)	518	434
Freddie Mac Pool #QE0292 2.50% 4/1/2052 (f)	246	207
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (f)	208	175
Freddie Mac Pool #QE1585 2.50% 4/1/2052 (f)	186	157
Freddie Mac Pool #QE0322 2.50% 4/1/2052 (f)	116	97

American Funds Insurance Series	200

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD1658 2.50% 4/1/2052 (f)	USD112	$94
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (f)	1,569	1,319
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (f)	340	286
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (f)	39,245	34,328
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (f)	3,361	2,938
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (f)	44	39
Freddie Mac Pool #RA7258 3.50% 6/1/2052 (f)	733	666
Freddie Mac Pool #QE4084 6.50% 6/1/2052 (f)	86	90
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (f)	29,215	24,594
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (f)	453	379
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (f)	177	148
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (f)	3,986	3,480
Freddie Mac Pool #SL0643 3.00% 7/1/2052 (f)	801	701
Freddie Mac Pool #QE5698 5.00% 7/1/2052 (f)	1,513	1,501
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (f)	83	67
Freddie Mac Pool #SD1408 2.50% 8/1/2052 (f)	177	149
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (f)	511	451
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (f)	69	66
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (f)	3,720	3,249
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (f)	299	289
Freddie Mac Pool #QF1205 4.50% 9/1/2052 (f)	280	270
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (f)	68	65
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (f)	44	43
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (f)	27	26
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (f)	5,296	5,388
Freddie Mac Pool #SD1896 4.00% 11/1/2052 (f)	14,479	13,678
Freddie Mac Pool #SD1894 4.00% 11/1/2052 (f)	5,028	4,759
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (f)	14,896	14,375
Freddie Mac Pool #QF2692 5.00% 11/1/2052 (f)	3,071	3,047
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (f)	1,848	1,869
Freddie Mac Pool #QF2862 6.50% 11/1/2052 (f)	60	62
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (f)	33	34
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (f)	975	852
Freddie Mac Pool #SD2065 4.00% 12/1/2052 (f)	942	884
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (f)	970	1,003
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (f)	14,054	13,575
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (f)	175	173
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (f)	1,962	1,943
Freddie Mac Pool #SD2462 5.50% 2/1/2053 (f)	33,728	34,158
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (f)	20,147	20,394
Freddie Mac Pool #QF8083 6.00% 2/1/2053 (f)	9,651	9,965
Freddie Mac Pool #SD8314 4.50% 4/1/2053 (f)	177	171
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (f)	3,987	3,962
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (f)	487	482
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (f)	30	29
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (f)	7,342	7,264
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (f)	6,663	6,722
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (f)	2,635	2,667
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (f)	1,873	1,887
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (f)	10,614	10,928
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (f)	4,898	4,843
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (f)	11,071	11,190
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (f)	2,436	2,506
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (f)	1,223	1,258
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (f)	506	527
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (f)	454	474
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (f)	436	459
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (f)	411	433
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (f)	299	315
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (f)	229	241

201	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (f)	USD166	$172
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (f)	128	136
Freddie Mac Pool #QG7958 4.00% 7/1/2053 (f)	65	61
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (f)	229	227
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (f)	6,338	6,411
Freddie Mac Pool #QG7411 5.50% 7/1/2053 (f)	452	457
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (f)	6,478	6,689
Freddie Mac Pool #QG9084 5.50% 8/1/2053 (f)	1,981	2,000
Freddie Mac Pool #QG9008 5.50% 8/1/2053 (f)	1,972	1,994
Freddie Mac Pool #QG9628 5.50% 8/1/2053 (f)	1,711	1,728
Freddie Mac Pool #QG9141 5.50% 8/1/2053 (f)	1,317	1,333
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (f)	1,164	1,200
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (f)	910	945
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (f)	35,510	36,783
Freddie Mac Pool #SD4997 5.00% 10/1/2053 (f)	735	728
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (f)	10,413	10,660
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (f)	2,313	2,395
Freddie Mac Pool #SD4571 5.50% 11/1/2053 (f)	15,490	15,672
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (f)	8,925	9,316
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (f)	1,255	1,303
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (f)	25	26
Freddie Mac Pool #RJ0440 6.00% 12/1/2053 (f)	3,949	4,072
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (f)	2,527	2,614
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (f)	427	442
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (f)	620	625
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (f)	3,944	4,051
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (f)	2,645	2,724
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (f)	3,564	3,715
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (f)	325	328
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (f)	2,063	2,090
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (f)	1,489	1,500
Freddie Mac Pool #RJ1435 6.00% 4/1/2054 (f)	6,132	6,323
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (f)	3,866	3,995
Freddie Mac Pool #RJ1346 6.00% 4/1/2054 (f)	1,620	1,676
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (f)	1,401	1,441
Freddie Mac Pool #SD8421 6.00% 4/1/2054 (f)	115	117
Freddie Mac Pool #SD5316 6.00% 4/1/2054 (f)	18	18
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (f)	4,411	4,626
Freddie Mac Pool #SD8430 5.00% 5/1/2054 (f)	1,749	1,725
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (f)	32,352	32,771
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (f)	4,241	4,306
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (f)	2,073	2,122
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (f)	4,375	4,554
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (f)	2,500	2,530
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (f)	873	886
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (f)	19,765	20,414
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (f)	81	83
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (f)	4,500	4,702
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (f)	1,688	1,709
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (f)	16,136	16,518
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (f)	10,970	11,415
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (f)	2,164	2,218
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (f)	626	646
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (f)	146	150
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (f)	1,861	1,944
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (f)	1,799	1,781
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (f)	1,264	1,246
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (f)	1,226	1,216
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (f)	2	2
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (f)	6,077	6,221

American Funds Insurance Series	202

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (f)	USD1,788	$1,833
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (f)	428	441
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (f)	114	117
Freddie Mac Pool #QJ1440 6.00% 8/1/2054 (f)	36	37
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (f)	9,812	10,189
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (f)	7,953	8,288
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (f)	3,134	3,283
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (f)	2,248	2,342
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (f)	1,299	1,352
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (f)	716	743
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (f)	6	6
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (f)	3,783	3,912
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (f)	331	340
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (f)	196	203
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (f)	194	202
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (f)	166	171
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (f)	116	119
Freddie Mac Pool #QJ3982 6.00% 9/1/2054 (f)	28	28
Freddie Mac Pool #QJ3945 6.00% 9/1/2054 (f)	14	15
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (f)	3,212	3,336
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (f)	1,892	1,963
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (f)	1,347	1,399
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (f)	850	888
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (f)	835	840
Freddie Mac Pool #QJ5971 6.00% 10/1/2054 (f)	143	146
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (f)	45	46
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (f)	17	18
Freddie Mac Pool #QJ7714 6.50% 10/1/2054 (f)	111	115
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (f)	4,462	4,281
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (f)	2,437	2,400
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (f)	9,971	10,035
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (f)	9,088	9,140
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (f)	2,519	2,579
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (f)	3,245	3,198
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (f)	226	228
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (f)	12	12
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (f)	184	189
Freddie Mac Pool #QX0548 6.50% 12/1/2054 (f)	608	629
Freddie Mac Pool #SD8498 7.00% 12/1/2054 (f)	1,618	1,710
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (f)	1,139	1,145
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (f)	1,845	1,909
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (f)	990	1,021
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (f)	431	441
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (f)	4,440	4,258
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (f)	2,104	2,154
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (f)	1,498	1,539
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (f)	5,234	5,358
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (f)	648	664
Freddie Mac Pool #QY1898 7.00% 4/1/2055 (f)	497	527
Freddie Mac Pool #QY0611 7.00% 4/1/2055 (f)	348	368
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (f)	181	178
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (f)	818	805
Freddie Mac Pool #RQ0016 7.00% 6/1/2055 (f)	693	733
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (f)	29	31
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (f)	3,762	3,705
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (f)	514	528
Freddie Mac Pool #SL4068 7.00% 9/1/2055 (f)	1,739	1,841
Freddie Mac Pool #RQ0081 3.50% 1/1/2056 (f)	928	843
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035 (f)	30	31
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (f)	80	82

203	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (f)(g)	USD3,461	$3,432
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036 (f)	72	64
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (f)	64	56
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (f)(g)	4,919	4,749
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (f)	1,230	1,174
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (f)	6,783	6,522
Government National Mortgage Assn. 2.50% 7/1/2056 (f)(h)	4,300	3,672
Government National Mortgage Assn. 5.00% 7/1/2056 (f)(h)	135	133
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049 (f)	8,394	7,956
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (f)	22	22
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049 (f)	3,441	3,386
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050 (f)	7,752	7,094
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (f)	1,769	1,452
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (f)	3,529	2,898
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (f)	2,746	2,255
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (f)	6,241	5,125
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (f)	6,960	5,925
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (f)	2,607	2,211
Government National Mortgage Assn. Pool #MA7648 2.00% 10/20/2051 (f)	26	21
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (f)	2,498	2,127
Government National Mortgage Assn. Pool #MA7766 2.00% 12/20/2051 (f)	927	761
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (f)	8,963	7,358
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (f)	3,677	3,146
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (f)	3,163	2,698
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (f)	204	182
Government National Mortgage Assn. Pool #MA7986 2.00% 4/20/2052 (f)	26	21
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (f)	157	140
Government National Mortgage Assn. Pool #MA8041 2.00% 5/20/2052 (f)	31	26
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (f)	4,216	3,850
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (f)	4,347	3,871
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (f)	3,598	3,263
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (f)	19,422	17,571
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (f)	6,861	6,454
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (f)	4,794	4,522
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (f)	3,073	2,974
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (f)	10,907	10,541
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (f)	2,763	2,739
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (f)	7,077	6,835
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (f)	11,820	11,408
Government National Mortgage Assn. Pool #MA9844 2.00% 7/20/2054 (f)	75	62
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (f)	1,653	1,545
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (f)	1,530	1,475
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (f)	2,891	2,912
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (f)	1,713	1,724
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (f)	6,495	6,536
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (f)	8,288	8,341
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (f)	2,471	2,486
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (f)	1,411	1,065
Uniform Mortgage-Backed Security 2.00% 7/1/2041 (f)(h)	3,253	2,964
Uniform Mortgage-Backed Security 2.00% 8/1/2041 (f)(h)	2,592	2,362
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (f)(h)	19,829	15,838
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (f)(h)	15,886	13,276
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (f)(h)	2,686	2,639
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (f)(h)	2,388	2,441
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (f)(h)	23,501	24,313
Uniform Mortgage-Backed Security 7.00% 7/1/2056 (f)(h)	432	456
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (f)(h)	47,248	37,724
Uniform Mortgage-Backed Security 2.50% 8/1/2056 (f)(h)	49,740	41,553
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (f)(h)	4,063	3,988

American Funds Insurance Series	204

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (f)(h)	USD1,110	$1,112
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (f)(h)	67,514	68,803
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (f)(h)	15,015	15,780
		2,364,843

Commercial mortgage-backed securities 3.44%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.368% 6/15/2040 (a)(f)(g)	11,443	11,510
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(f)	11,892	11,350
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.317% 7/15/2041 (a)(f)(g)	1,251	1,255
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (f)	770	754
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (f)	100	97
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (f)(g)	684	715
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (f)(g)	500	521
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (f)	3,537	3,619
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (f)	123	121
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (f)	1,018	963
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (f)	295	270
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (f)	2,541	2,493
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (f)(g)	781	773
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (f)(g)	3,361	3,454
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (f)(g)	2,174	2,220
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (f)(g)	2,774	2,860
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (f)(g)	7,780	7,987
BX Commercial Mortgage Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 4.99% 11/15/2038 (a)(f)(g)	248	248
BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.24% 11/15/2038 (a)(f)(g)	73	73
BX Commercial Mortgage Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 5.59% 11/15/2038 (a)(f)(g)	110	110
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.116% 4/15/2037 (a)(f)(g)	1,651	1,653
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.59% 11/15/2038 (a)(f)(g)	7,294	7,295
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.615% 1/17/2039 (a)(f)(g)	1,611	1,612
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (a)(f)(g)	26,909	26,709
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 8/15/2041 (a)(f)(g)	7,147	7,182
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (a)(f)(g)	28,535	28,612
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (a)(f)(g)	25,957	26,024
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.503% 7/15/2041 (a)(f)(g)	1,514	1,519
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(f)(g)	19,044	19,328
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (f)	94	93
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class A, 5.565% 5/15/2043 (a)(f)(g)	27,080	27,021
CONE Trust, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.267% 8/15/2041 (a)(f)(g)	5,461	5,446
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (a)(f)(g)	8,924	9,030
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (a)(f)	966	982
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (a)(f)	1,121	1,133
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/12/2040 (a)(f)(g)	862	871
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (f)	87	86
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(f)(g)	7,301	7,342
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.925% 10/15/2042 (a)(f)(g)	9,136	9,167
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (f)(g)	2,432	2,460
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (a)(f)(g)	1,508	1,512
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(f)(g)	10,443	10,430
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (f)	400	395

205	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (f)	USD100	$98
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (f)	1,536	1,408
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (a)(f)(g)	8,260	8,285
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(f)(g)	15,120	15,479
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (a)(f)(g)	1,478	1,485
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (a)(f)(g)	24,720	25,128
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 4.975% 3/15/2042 (a)(f)(g)	28,416	28,448
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (f)	640	634
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (f)	240	236
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(f)	6,854	5,924
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (f)(g)	2,040	2,029
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (f)	53	52
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (f)	245	244
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (a)(f)(g)	4,409	4,376
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.017% 5/15/2039 (a)(f)(g)	3,848	3,857
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(f)	4,065	3,624
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (a)(f)(g)	26,882	26,750
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (f)	2,550	2,541
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (f)	1,019	963
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (f)(g)	5,667	5,831
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (f)	205	204
		384,891

Collateralized mortgage-backed obligations (privately originated) 3.24%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (a)(f)(g)	1,311	1,199
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (a)(f)	28	28
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 3.495% 12/25/2056 (a)(f)	3,181	3,092
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(b)(f)	10,719	10,426
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(f)(g)	484	454
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (a)(f)(g)	89	88
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(f)(g)	586	533
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A1, 5.613% 2/25/2065 (a)(b)(f)	5,987	6,002
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(f)(g)	1,594	1,590
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(f)(g)	11,853	11,602
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(f)(g)	4,632	4,361
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (a)(f)(g)	82	78
COLT Funding, LLC, Series 2025-1, Class A1, 5.699% 1/25/2070 (6.699% on 1/1/2029) (a)(b)(f)	3,911	3,927
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(f)(g)	898	814
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.928% 5/25/2043 (a)(f)(g)	1,723	1,748
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (a)(f)(g)	789	793
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (a)(f)(g)	329	329
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 1/25/2044 (a)(f)(g)	1,287	1,286
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 1/25/2044 (a)(f)(g)	507	511
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.728% 2/25/2044 (a)(f)(g)	72	72
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 2/25/2044 (a)(f)(g)	1,053	1,062

American Funds Insurance Series	206

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.228% 9/25/2044 (a)(f)(g)	USD948	$950
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2045 (a)(f)(g)	1,565	1,568
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.778% 2/25/2045 (a)(f)(g)	1,284	1,285
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2045 (a)(f)(g)	3,006	3,009
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 2/25/2046 (a)(f)(g)	15,042	15,063
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 2/25/2046 (a)(f)(g)	9,348	9,354
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (a)(f)(g)	1,565	1,297
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (a)(f)(g)	1,716	1,422
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.578% 6/25/2042 (a)(f)(g)	4,954	5,014
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.778% 9/25/2042 (a)(f)(g)	49	49
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.328% 9/25/2042 (a)(f)(g)	1,519	1,568
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 4.978% 2/25/2044 (a)(f)(g)	1,180	1,181
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2044 (a)(f)(g)	6,657	6,664
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.078% 10/25/2044 (a)(f)(g)	199	199
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.728% 5/25/2045 (a)(f)(g)	1,655	1,661
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2045 (a)(f)(g)	2,216	2,217
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(b)(f)	2,826	2,839
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (a)(f)(g)	1,380	1,263
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(b)(f)	619	604
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (a)(b)(f)	11,241	11,291
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(f)(g)	429	436
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1, 5.50% 7/25/2066 (a)(f)(g)	2,726	2,718
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(f)	448	448
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (a)(f)	1,571	1,573
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060 (a)(f)(g)	1,638	1,504
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (a)(b)(f)	11,945	11,921
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(b)(f)	2,833	2,821
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A1, 5.044% 7/25/2069 (a)(f)(g)	2,951	2,945
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.671% 3/25/2053 (a)(f)(g)	2,016	2,026
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.699% 4/25/2053 (a)(f)(g)	1,551	1,556
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (a)(f)(g)	9,331	9,229
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(b)(f)	4,328	4,342
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(b)(f)	2,297	2,307
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(b)(f)	4,588	4,612
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(b)(f)	4,377	4,417
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(b)(f)	11,270	11,336
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(b)(f)	3,530	3,527
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(b)(f)	12,912	12,976
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (a)(f)(g)	6,316	6,265
Onslow Bay Financial, LLC, Series 2026-NQM5, Class A1, 5.321% 1/25/2066 (a)(f)(g)	11,450	11,434
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(f)(g)	1,194	1,051
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(f)	1,074	1,060
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (a)(f)(g)	1,044	993
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (a)(f)	14,242	13,428
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(f)	4,038	3,807

207	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (a)(f)	USD6,571	$6,346
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(b)(f)	2,748	2,660
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.375% 10/17/2041 (a)(f)(g)	6,364	6,372
Towd Point Mortgage Trust, Series 2018-2, Class M1, 3.50% 3/25/2058 (a)(f)(g)	10,125	9,581
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (a)(f)	6,299	5,736
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 4.972% 7/25/2065 (a)(f)(g)	2,687	2,689
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(i)(j)	1,368	1,299
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(f)	8,553	8,492
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (a)(f)	7,389	7,281
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (a)(f)	3,300	3,225
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (a)(b)(f)	3,929	3,881
Verus Securitization Trust, Series 2026-R5, Class A1, 5.457% 3/25/2068 (a)(f)(g)	3,987	3,992
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(b)(f)	9,663	9,719
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(b)(f)	4,560	4,586
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (a)(b)(f)	9,503	9,538
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (a)(f)(g)	4,036	4,026
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(f)(g)	3,205	3,207
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(b)(f)	16,477	16,534
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(b)(f)	3,814	3,799
Verus Securitization Trust, Series 2026-4, Class A1, 4.998% 4/25/2071 (a)(f)(g)	13,229	13,148
		363,336
Total mortgage-backed obligations		3,113,070
Asset-backed obligations 3.78%
Other asset-backed securities 2.38%
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(f)	9,848	9,858
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (a)(f)	2,068	2,069
Aligned Data Centers Issuer, LLC, Series 2026-1A, Class A2I, 5.909% 6/15/2056 (a)(f)	6,680	6,712
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (a)(f)	6,619	6,519
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(f)	4,565	4,527
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (a)(f)	3,384	3,409
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(f)	26	26
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (a)(f)	2,772	2,632
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(f)	319	306
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(f)	303	304
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(f)	5,326	5,335
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(f)	7,948	8,036
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(f)	12,797	12,065
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (a)(f)	5,006	4,721
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (a)(f)	564	551
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(f)	18,008	15,024
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(f)	1,856	1,532
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(f)	3,362	2,071
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (a)(f)	364	229
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(f)	5,836	4,638
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (a)(f)	1,898	1,125
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(f)	14,588	14,640
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(f)	6,398	6,421
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(f)	2,312	2,315
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (a)(f)	6,642	6,630
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (a)(f)	1,234	1,158
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(f)	2,434	2,280
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (a)(f)	225	207
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(f)	200	187
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (a)(f)	1,218	1,154

American Funds Insurance Series	208

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(f)	USD922	$852
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(f)	103	93
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(f)	1,450	1,394
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(f)	5,519	5,143
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (a)(f)	1,518	1,425
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(f)	1,279	1,188
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(f)	8,650	8,585
MAPS Trust, Series 2026-2A, Class A, 5.523% 6/15/2051 (a)(f)	5,575	5,579
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (a)(f)	197	197
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(f)	4,273	4,293
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(f)	2,824	2,679
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(f)	50,765	41,964
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(f)	2,268	2,276
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (a)(f)	4,324	4,328
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(f)	2,314	2,313
OWN Equipment Fund II, LLC, Series 2025-1M, Class C, 9.02% 9/26/2033 (a)(f)	4,100	4,239
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (a)(f)	1,588	1,629
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(f)	493	493
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(f)	1,095	1,099
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/15/2028 (a)(f)	909	912
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (a)(f)	1,920	1,893
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(f)	3,835	3,832
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (a)(f)	121	121
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (a)(f)	1,991	1,893
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (a)(f)	367	352
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(f)	1,700	1,616
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(f)	535	525
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(f)	40	40
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(f)	339	333
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (a)(f)	394	385
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(f)	510	498
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(f)	1,541	1,479
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(f)	551	532
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(f)	1,235	1,163
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(f)	4,159	3,916
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (a)(f)	232	218
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(f)	3,520	3,316
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (a)(f)	2,867	2,749
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (a)(f)	86	78
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(f)	6,585	6,198
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (a)(f)	2,318	2,140
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(f)	225	208
U.S. Bank NA, Series 2026-SUP1, Class B1, 5.50% 6/27/2033 (a)(f)	7,988	8,010
U.S. Bank NA, Series 2026-RVM1, Class C, 5.595% 12/25/2046 (a)(f)	513	509
U.S. Bank NA, Series 2026-RVM1, Class C, 7.056% 12/25/2046 (a)(f)	2,112	2,106
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (a)(f)	5,380	5,403
		266,875

Auto loan 0.96%
Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028 (f)	143	144
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (a)(f)	1,148	1,145
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (a)(f)	177	177
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(f)	64	64
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(f)	6,724	6,777
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(f)	1,348	1,349
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(f)	5,059	5,176
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(f)	4,665	4,742
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028 (f)	36	37

209	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (a)(f)	USD239	$240
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (a)(f)	309	310
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (a)(f)	799	805
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(f)	301	302
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(f)	3,661	3,666
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (a)(f)	397	397
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (a)(f)	4,378	4,395
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (f)	7	7
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (f)	103	103
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (f)	758	767
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (f)	283	286
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(f)	1,014	1,091
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028 (f)	219	220
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029 (f)	597	600
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (a)(f)	4,218	4,247
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(f)	293	294
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(f)	507	515
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(f)	1,229	1,229
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (a)(f)	673	677
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028 (f)	140	141
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028 (f)	320	323
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (a)(f)	4,815	4,868
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (a)(f)	2,703	2,758
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (a)(f)	3,984	4,099
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/15/2030 (a)(f)	948	964
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(f)	1,174	1,159
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(f)	17,770	17,637
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(f)	1,264	1,255
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(f)	859	853
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(f)	3,007	3,036
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029 (f)	174	174
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028 (f)	39	39
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029 (f)	160	161
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (a)(f)	473	474
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(f)	846	848
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (a)(f)	3,223	3,242
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(f)	714	720
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030 (a)(f)	316	317
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(f)	483	490
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(f)	123	124
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028 (f)	414	417
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (f)	150	150
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (f)	459	461
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (a)(f)	143	144
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029 (a)(f)	361	364
Truist Bank Auto Credit-Linked Notes, Series 2026-1, Class B, 5.067% 6/26/2034 (a)(f)	5,525	5,533
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(f)	1,572	1,578
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(f)	1,236	1,251
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(f)	7,297	7,330
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(f)	6,769	6,800
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028 (f)	90	91
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029 (f)	232	233
		107,796

Credit card 0.24%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(f)	13,550	13,563

American Funds Insurance Series	210

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Credit card (continued)
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (a)(f)	USD2,456	$2,444
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(f)	2,416	2,411
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(f)	8,461	8,451
		26,869

Student loan 0.20%
Nelnet Student Loan Trust, Series 2025-AA, Class A1B, (30-day Average USD-SOFR + 1.10%) 4.693% 3/15/2057 (a)(f)(g)	13,238	13,196
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(f)	117	110
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(f)	1,965	1,873
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(f)	4,520	4,293
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.494% 4/20/2062 (a)(f)(g)	1,505	1,499
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.013% 7/25/2051 (a)(f)(g)	123	123
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.143% 11/15/2052 (a)(f)(g)	546	550
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (a)(f)	495	499
		22,143
Total asset-backed obligations		423,683
Bonds & notes of governments & government agencies outside the U.S. 1.70%
Mexico 1.31%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	75,226	75,625
Eagle Funding LuxCo SARL 5.50% 8/17/2030	8,029	8,071
United Mexican States 6.00% 5/13/2030	2,960	3,039
United Mexican States 6.00% 5/7/2036	32,486	32,458
United Mexican States 6.875% 5/13/2037	3,200	3,361
United Mexican States 6.25% 8/27/2037	9,050	9,062
United Mexican States 7.375% 5/13/2055	14,311	15,202
		146,818

Greece 0.29%
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	11,778
Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	9,885
Greece (Hellenic Republic of) 4.125% 6/15/2054	9,650	10,832
		32,495

Dominican Republic 0.08%
Dominican Republic (Government of) 5.95% 1/25/2027 (a)	USD8,100	8,160
Dominican Republic (Government of) 7.05% 2/3/2031 (a)	680	716
		8,876

Poland 0.01%
Poland (Republic of), Series 10Y, 5.75% 11/16/2032	555	583
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	830	827
		1,410

Chile 0.01%
Chile (Republic of) 4.00% 1/31/2052	580	458
Total bonds & notes of governments & government agencies outside the U.S.		190,057

211	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 1.41%
California 0.02%
GO Bonds, Series 2009, 7.50% 4/1/2034	USD2,100	$2,390

Illinois 1.23%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	64
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	28,738
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,278
City of Chicago, GO Bonds, Series 2026-A, 5.879% 1/1/2031	2,025	2,042
City of Chicago, GO Bonds, Series 2026-B, 6.226% 1/1/2032	2,640	2,674
City of Chicago, GO Bonds, Series 2026-A, 6.326% 1/1/2033	1,005	1,010
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	93,944	94,957
		137,763

Massachusetts 0.07%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,500	7,837

New York 0.03%
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.559% 10/1/2045	1,640	1,635
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.372% 10/1/2051	1,175	1,128
New York City GO Bonds, Fiscal 2026, Series 2026-E-2, 5.392% 10/1/2055	460	443
		3,206

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	2,830

Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,470	4,397
Total municipals		158,423
Loans 0.08%
Financials 0.05%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (a)(g)(j)(k)	5,311	5,342

Communication services 0.03%
Discovery Global Holdings, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.144% 6/03/2033 (g)(k)	3,599	3,605
Total loans		8,947
Total bonds, notes & other debt instruments (cost: $10,964,108,000)		10,816,377
Common stocks 0.00%	Shares
Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares (a)	555	12
FORESEA Holding SA, Class B (a)	61	2
Total common stocks (cost: $8,000)		14

American Funds Insurance Series	212

The Bond Fund of America® (continued)
Short-term securities 4.35%	Shares	Value (000)
Money market investments 4.35%
Capital Group Central Cash Fund 3.70% (l)(m)	4,873,118	$487,263
Total short-term securities (cost: $487,266,000)		487,263
Total investment securities 100.94% (cost: $11,451,382,000)		11,303,654
TBA sale commitments (1.74)%	Principal amount (000)
Mortgage-backed obligations (1.74)%
Federal agency mortgage-backed obligations (1.74)%
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (f)(h)	USD(34,093)	(29,730)
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (f)(h)	(54,683)	(49,621)
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (f)(h)	(18,700)	(17,480)
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (f)(h)	(56,351)	(53,991)
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (f)(h)	(43,565)	(43,711)
Total TBA sale commitments (proceeds: $193,891,000)		(194,533)
Other assets less liabilities 0.80%		88,843
Net assets 100.00%		$11,197,964
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month SOFR Futures	Long	103	9/16/2026	USD24,797	$(126)
3 Month SOFR Futures	Long	5,019	3/17/2027	1,204,058	(3,727)
2 Year U.S. Treasury Note Futures	Long	4,893	10/5/2026	1,008,608	(813)
5 Year U.S. Treasury Note Futures	Long	6,726	10/5/2026	719,997	1,645
10 Year Italy Government Bond Futures	Long	287	9/10/2026	39,138	544
10 Year Euro-Bund Futures	Short	522	9/10/2026	(75,950)	(766)
10 Year U.S. Treasury Note Futures	Long	3,915	9/30/2026	430,222	1,736
10 Year Ultra U.S. Treasury Note Futures	Long	558	9/30/2026	62,757	618
20 Year U.S. Treasury Bond Futures	Long	621	9/30/2026	70,483	1,877
30 Year Ultra U.S. Treasury Bond Futures	Long	2,796	9/30/2026	324,773	10,907
					$11,895
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
BRL	11,355	USD	2,234	Morgan Stanley	7/10/2026	$(40)
JPY	3,901,364	EUR	21,055	Goldman Sachs	7/10/2026	(53)
BRL	24,015	USD	4,615	Goldman Sachs	7/13/2026	22
BRL	11,589	USD	2,244	Citibank	7/13/2026	(7)
BRL	39,480	USD	7,746	RBC Capital Markets	7/13/2026	(123)
USD	26,454	JPY	4,230,230	Goldman Sachs	7/15/2026	406

213	American Funds Insurance Series

The Bond Fund of America® (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	68,807	EUR	60,039	Citibank	8/5/2026	$99
EUR	17,714	USD	20,270	Citibank	8/5/2026	1
						$305
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. Urban CPI	At maturity	2.99%	At maturity	5/29/2027	USD12,943	$(29)	$—	$(29)
U.S. Urban CPI	At maturity	2.379%	At maturity	6/23/2027	USD14,701	(10)	—	(10)
3.998%	Annual	SOFR	Annual	12/4/2028	USD40,040	25	—	25
SOFR	Annual	3.5935%	Annual	4/28/2029	USD97,070	907	—	907
SOFR	Annual	3.945%	Annual	5/31/2029	USD20,090	(4)	—	(4)
SOFR	Annual	3.3125%	Annual	10/7/2029	USD11,993	224	—	224
SOFR	Annual	3.455%	Annual	10/7/2029	USD12,103	173	—	173
SOFR	Annual	3.551%	Annual	10/7/2029	USD12,103	138	—	138
SOFR	Annual	3.4445%	Annual	10/7/2029	USD6,052	89	—	89
SOFR	Annual	3.4805%	Annual	10/7/2029	USD6,052	82	—	82
SOFR	Annual	3.543%	Annual	10/7/2029	USD6,052	70	—	70
SOFR	Annual	3.552%	Annual	10/7/2029	USD4,000	45	—	45
SOFR	Annual	3.9195%	Annual	11/15/2029	USD8,240	— (e)	—	— (e)
SOFR	Annual	3.763%	Annual	12/12/2029	USD11,790	59	—	59
SOFR	Annual	3.4415%	Annual	2/28/2030	USD18,470	294	—	294
SOFR	Annual	3.7815%	Annual	3/31/2030	USD10,484	46	—	46
SOFR	Annual	3.794%	Annual	3/31/2030	USD5,301	21	—	21
SOFR	Annual	3.796%	Annual	3/31/2030	USD5,301	21	—	21
SOFR	Annual	3.797%	Annual	3/31/2030	USD2,774	11	—	11
SOFR	Annual	3.6065%	Annual	5/12/2030	USD9,910	105	—	105
SOFR	Annual	3.2175%	Annual	9/18/2030	USD15,786	415	—	415
SOFR	Annual	3.2385%	Annual	9/18/2030	USD8,168	208	—	208
SOFR	Annual	3.2145%	Annual	9/18/2030	USD3,938	104	—	104
SOFR	Annual	3.2155%	Annual	9/18/2030	USD3,938	104	—	104
SOFR	Annual	3.237%	Annual	10/24/2030	USD26,480	691	—	691
SOFR	Annual	3.878%	Annual	11/30/2030	USD24,110	17	—	17
SOFR	Annual	3.91177%	Annual	11/30/2030	USD50,000	(27)	—	(27)
SOFR	Annual	3.563%	Annual	2/2/2031	USD11,110	155	—	155
3.403%	Annual	SOFR	Annual	6/17/2031	USD19,345	(425)	—	(425)
SOFR	Annual	3.482%	Annual	10/2/2032	USD5,002	118	—	118
SOFR	Annual	3.34%	Annual	10/24/2032	USD19,580	621	—	621
SOFR	Annual	3.628%	Annual	1/14/2033	USD58,690	964	—	964
SOFR	Annual	3.6715%	Annual	3/23/2033	USD38,600	558	—	558
SOFR	Annual	3.821%	Annual	3/31/2033	USD38,440	219	—	219
SOFR	Annual	3.717%	Annual	4/20/2033	USD26,280	314	—	314
SOFR	Annual	3.6525%	Annual	4/21/2033	USD74,340	1,175	—	1,175
SOFR	Annual	4.037%	Annual	5/31/2033	USD17,330	(116)	—	(116)
SOFR	Annual	3.6025%	Annual	1/8/2034	USD16,295	351	—	351
SOFR	Annual	3.6775%	Annual	10/8/2035	USD20,240	474	—	474
SOFR	Annual	3.663%	Annual	10/9/2035	USD14,500	356	—	356

American Funds Insurance Series	214

The Bond Fund of America® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.504%	Annual	10/24/2035	USD14,510	$538	$—	$538
SOFR	Annual	3.66593%	Annual	11/3/2035	USD20,280	500	—	500
SOFR	Annual	3.8035%	Annual	1/16/2036	USD29,280	429	—	429
SOFR	Annual	4.0655%	Annual	2/15/2036	USD13,320	(75)	—	(75)
SOFR	Annual	3.73632%	Annual	6/17/2036	USD21,081	454	—	454
SOFR	Annual	3.883%	Annual	7/28/2045	USD33,965	1,438	—	1,438
4.17859%	Annual	SOFR	Annual	11/15/2052	USD11,980	(41)	—	(41)
4.07464%	Annual	SOFR	Annual	6/17/2056	USD5,086	(78)	—	(78)
						$11,708	$—	$11,708
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL160,970	$448	$—	$448
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL88,380	86	—	86
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL19,180	52	—	52
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL36,820	(350)	—	(350)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(374)	—	(374)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL25,300	(382)	—	(382)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(392)	—	(392)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL56,000	(443)	—	(443)
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL76,120	(523)	—	(523)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,509	(566)	—	(566)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL38,753	(571)	—	(571)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,500	(586)	—	(586)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL77,000	(691)	—	(691)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL77,020	(1,135)	—	(1,135)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL76,900	(1,141)	—	(1,141)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL75,919	(1,157)	—	(1,157)
13.115%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	BRL19,400	(199)	—	(199)
13.105%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	BRL19,625	(203)	—	(203)
13.03%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	BRL41,625	(462)	—	(462)
13.135%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2031	BRL80,500	(810)	—	(810)
							$(9,399)	$—	$(9,399)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR15,070	$(386)	$(253)	$(133)

215	American Funds Insurance Series

The Bond Fund of America® (continued)
Swap contracts (continued)

Credit default swaps  (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (n) (000)	Value at 6/30/2026 (o) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD89,408	$1,962	$1,881	$81
Investments in affiliates (m)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 4.35%
Money market investments 4.35%
Capital Group Central Cash Fund 3.70% (l)	$624,236	$1,860,965	$1,997,893	$69	$(114)	$487,263	$6,709

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,862,385,000, which represented 16.63% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $85,789,000, which represented 0.77% of the net assets of the fund.
(d)	Index-linked bond whose principal amount moves with a government price index.
(e)	Amount less than one thousand.
(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(h)	Represents securities transacted on a TBA basis.
(i)	Scheduled interest and/or principal payment was not received.
(j)	Value determined using significant unobservable inputs.
(k)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(l)	Rate represents the seven-day yield at 6/30/2026.
(m)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(n)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(o)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

American Funds Insurance Series	216

The Bond Fund of America® (continued)

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CME = CME Group
CPI = Consumer Price Index
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance

Fncg. = Financing
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

217	American Funds Insurance Series

Capital World Bond Fund®
Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 89.27%	Principal amount (000)	Value (000)
Euros 18.39%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (a)	EUR2,800	$3,046
Air France-KLM 3.75% 9/4/2030	600	677
Albania (Republic of) 4.75% 2/14/2035	1,570	1,819
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (a)	500	610
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (a)	100	119
Alphabet, Inc. 3.45% 5/11/2032	504	582
Altria Group, Inc. 3.125% 6/15/2031	800	904
Amprion Gmbh 3.971% 9/22/2032	500	586
Amprion Gmbh 4.125% 9/7/2034	1,000	1,176
Amprion Gmbh 3.875% 6/5/2036	1,800	2,062
Banco de Credito Social Cooperativo SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (a)	1,000	1,168
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (a)	900	1,061
Banco de Sabadell SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (a)	1,500	1,797
Bank Gospodarstwa Krajowego 3.75% 6/10/2034	638	736
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	290	326
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)(b)	500	577
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (a)	1,025	1,204
Becton Dickinson Euro Finance SARL 3.855% 5/20/2033	362	418
Belgium (Kingdom of), Series 106, 3.40% 6/22/2036	1,450	1,653
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	848
BMS Ireland Capital Funding DAC 4.581% 11/10/2055	500	567
BMS Ireland Capital Funding Designated Activity Co. 3.857% 11/10/2038	290	331
BMS Ireland Capital Funding Designated Activity Co. 4.289% 11/10/2045	220	249
BPCE SA 4.50% 1/13/2033	1,400	1,670
BPCE SA 4.875% 2/26/2036 (5-year EUR-ICE Swap EURIBOR + 2.30% on 2/26/2031) (a)	900	1,071
Bulgaria (Republic of), Series 10Y, 3.375% 7/18/2035	915	1,021
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (a)	1,000	1,171
Coca-Cola Co. 3.375% 8/15/2037	155	173
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030) (a)	1,900	2,261
Croatia (Republic of) 3.25% 2/11/2037	1,005	1,131
Danaher Corp. 3.625% 4/29/2034	1,320	1,520
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (a)	4,000	4,328
Deutsche Telekom AG 3.25% 6/4/2035	1,990	2,233
Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	283
Dow Chemical Co. (The) 1.125% 3/15/2032	827	818
Eaton Capital Unlimited Co. 3.802% 5/21/2036	640	737
Eaton Capital Unlimited Co. 4.00% 3/10/2038	205	237
Egypt (Arab Republic of) 5.625% 4/16/2030	300	342
Electricite de France SA 4.25% 1/25/2032	500	596
Electricite de France SA 4.00% 5/7/2037	500	574
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (a)	2,400	2,694
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (a)	1,200	1,475
ENEL Finance International NV 4.00% 2/20/2031	465	546
Enel SpA, 4.125% perpetual bonds, (5-year EUR Mid-Swap + 1.658% on 1/14/2032) (a)	865	978
Engie SA 3.875% 1/6/2031	1,000	1,171
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (a)	240	290
Eurobank SA 4.00% 2/7/2036 (1-year EUR-ICE Swap EURIBOR + 1.70% on 2/7/2035) (a)	1,375	1,564
European Investment Bank 0.25% 1/20/2032	2,075	2,064
European Investment Bank 1.50% 6/15/2032	1,000	1,061
European Investment Bank 2.875% 1/15/2035	395	447
European Union 2.875% 12/6/2027	340	390
European Union 2.50% 10/14/2030	985	1,114
European Union 0% 7/4/2031	705	702
European Union 2.75% 12/13/2032	2,010	2,271
European Union 3.25% 12/12/2036	390	443
European Union 3.625% 12/12/2040	500	570
European Union 0.70% 7/6/2051	3,000	1,691
European Union 4.00% 10/12/2055	3,000	3,417

American Funds Insurance Series	218

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Finland (Republic of), Series 10Y, 3.375% 9/15/2036	EUR2,438	$2,818
Ford Motor Credit Co., LLC 3.622% 7/27/2028	960	1,100
Ford Motor Credit Co., LLC 3.305% 5/17/2029	1,370	1,548
Ford Motor Credit Co., LLC 4.087% 2/17/2033	805	902
French Republic O.A.T. 0.75% 2/25/2028	980	1,085
French Republic O.A.T. 2.75% 2/25/2029	1,790	2,046
French Republic O.A.T. 0% 11/25/2030	9,000	9,066
French Republic O.A.T. 0% 5/25/2032	2,120	2,022
French Republic O.A.T. 2.00% 11/25/2032	1,270	1,354
French Republic O.A.T. 3.00% 5/25/2033	770	867
French Republic O.A.T. 3.80% 6/25/2037	1,880	2,169
French Republic O.A.T. 0.50% 5/25/2040	600	435
French Republic O.A.T. 0.75% 5/25/2052	130	66
French Republic O.A.T. 3.75% 5/25/2056	300	304
General Motors Financial Co., Inc. 3.70% 7/14/2031 (b)	1,055	1,211
Germany (Federal Republic of) 0% 10/9/2026	2,305	2,617
Germany (Federal Republic of) 0% 11/15/2027	1,400	1,547
Germany (Federal Republic of) 1.70% 8/15/2032	930	1,007
Germany (Federal Republic of), Series TWIN, 2.50% 2/15/2035	15,800	17,635
Germany (Federal Republic of) 1.00% 5/15/2038	1,300	1,186
Germany (Federal Republic of) 3.40% 5/15/2047	2,620	3,017
Greece (Hellenic Republic of) 3.875% 6/15/2028	615	720
Greece (Hellenic Republic of) 1.50% 6/18/2030	690	750
Greece (Hellenic Republic of) 1.75% 6/18/2032	945	1,005
Greece (Hellenic Republic of) 3.625% 6/15/2035	1,411	1,636
Greece (Hellenic Republic of) 4.125% 6/15/2054	1,935	2,172
Hungary (Republic of) 4.875% 3/22/2040	305	367
Hyundai Capital America 2.875% 6/26/2028	650	739
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (a)	1,200	1,503
Intesa Sanpaolo SpA 4.271% 11/14/2036 (5-year EUR Mid-Swap + 1.95% on 11/14/2031) (a)	855	993
Ireland (Republic of) 2.60% 10/18/2034	1,000	1,117
Ireland (Republic of) 3.15% 10/18/2055	755	792
Italy (Republic of) 3.10% 8/28/2026	3,425	3,918
Italy (Republic of) 3.25% 11/15/2032	2,595	2,975
Italy (Republic of) 4.20% 3/1/2034	1,430	1,728
Italy (Republic of) 3.65% 8/1/2035	5,500	6,355
Italy (Republic of), Series 16Y, 1.45% 3/1/2036	3,940	3,734
Italy (Republic of) 4.45% 9/1/2043	1,580	1,888
Italy (Republic of) 4.30% 10/1/2054	2,605	2,946
Italy (Republic of) 4.65% 10/1/2055	1,845	2,196
Johnson & Johnson 3.35% 2/26/2037	360	405
KfW 2.375% 6/29/2029	715	811
Latvia (Republic of) 3.50% 1/17/2028	1,320	1,523
Lithuania (Republic of) 3.50% 7/3/2031	1,170	1,368
Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,862
Lithuania (Republic of) 4.125% 1/22/2041	1,140	1,307
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (a)	100	117
Magyar Export-Import Bank 6.00% 5/16/2029	500	608
MPT Finance Corp. 7.00% 2/15/2032	100	115
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (a)	1,000	1,073
NextEra Energy Capital Holdings, Inc. 2.989% 2/10/2030	240	272
NextEra Energy Capital Holdings, Inc. 3.624% 2/10/2034	2,190	2,497
NGG Finance PLC, junior subordinated, 2.125% 9/5/2082 (5-year EUR Mid-Swap + 2.532% on 9/5/2027) (a)	445	502
North Macedonia (Republic of) 4.75% 1/21/2034	232	264
Orange 3.50% 5/19/2035	1,100	1,241
PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,908
Philip Morris International, Inc. 2.75% 6/6/2029	770	871
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (a)	320	395
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (a)	730	871
Portugal (Republic of), Series 11Y, 0.475% 10/18/2030	350	364
Portugal (Republic of), Series 10Y, 3.00% 6/15/2035	500	565

219	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Portugal (Republic of), Series 10Y, 3.25% 6/13/2036	EUR1,320	$1,509
Portugal (Republic of), Series 15Y, 3.375% 6/15/2040	430	481
Portugal (Republic of), Series 30Y, 3.625% 6/12/2054	685	746
Portugal (Republic of) 3.875% 6/15/2046	530	613
Prysmian SpA 3.875% 11/28/2031	435	508
Republika Srpska 6.25% 4/2/2031	460	533
Romania (Republic of) 2.125% 3/7/2028	500	561
Severn Trent Utilities Finance PLC 4.00% 3/5/2034	475	550
Severn Trent Utilities Finance PLC 3.875% 8/4/2037	1,030	1,156
Shell International Finance BV 1.50% 4/7/2028	1,000	1,118
Slovak Republic, Series 250, 3.75% 3/6/2034	640	755
Spain (Kingdom of) 0% 1/31/2028	900	988
Spain (Kingdom of) 1.45% 4/30/2029	1,890	2,092
Spain (Kingdom of) 3.55% 10/31/2033	4,635	5,465
Spain (Kingdom of) 3.25% 4/30/2034	1,980	2,283
Spain (Kingdom of) 3.30% 4/30/2036	1,775	2,029
Spain (Kingdom of) 3.40% 10/31/2036	1,012	1,162
Spain (Kingdom of) 1.90% 10/31/2052	1,010	767
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	222
Stryker Corp. 1.00% 12/3/2031	450	456
TenneT Netherlands BV 3.25% 4/1/2036	1,400	1,613
T-Mobile USA, Inc. 3.15% 2/11/2032	1,000	1,127
Treasury Corp. of Victoria 3.625% 9/29/2040	1,000	1,138
Verallia SAS 3.875% 11/4/2032	3,300	3,657
Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,850
Verizon Communications, Inc., junior subordinated, 4.246% 8/15/2056 (5-year EUR-ICE Swap EURIBOR + 1.716% on 8/15/2032) (a)	645	733
		210,157

Japanese yen 5.15%
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY400,000	2,444
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	300,000	1,795
Japan, Series 381, 2.10% 12/20/2035	1,072,900	6,314
Japan, Series 21, 2.30% 12/20/2035	1,097,250	6,570
Japan, Series 162, 0.60% 9/20/2037	1,966,150	9,496
Japan, Series 173, 0.40% 6/20/2040	270,900	1,147
Japan, Series 179, 0.50% 12/20/2041	196,950	802
Japan, Series 182, 1.10% 9/20/2042	619,850	2,739
Japan, Series 186, 1.50% 9/20/2043	1,182,150	5,449
Japan, Series 188, 1.60% 3/20/2044	69,000	319
Japan, Series 192, 2.40% 3/20/2045	282,950	1,469
Japan, Series 53, 0.60% 12/20/2046	946,350	3,282
Japan, Series 37, 0.60% 6/20/2050	694,500	2,130
Japan, Series 73, 0.70% 12/20/2051	1,372,750	4,115
Japan, Series 74, 1.00% 3/20/2052	246,100	807
Japan, Series 79, 1.20% 6/20/2053	612,200	2,081
Japan, Series 81, 1.60% 12/20/2053	168,700	637
Japan, Series 84, 2.10% 9/20/2054	146,750	626
Japan, Series 89, 3.40% 12/20/2055	3,950	22
Japan, Series 90, 3.70% 3/20/2056	1,119,200	6,660
		58,904

British pounds 3.25%
Credit Agricole SA 5.375% 1/15/2029 (1-year GBP-GILT + 1.65% on 1/15/2028) (a)	GBP800	1,071
Electricite de France SA 5.50% 3/27/2037	900	1,141
Lloyds Banking Group PLC 2.707% 12/3/2035 (5-year GBP-GILT + 2.40% on 12/3/2030) (a)	900	1,065
Morgan Stanley 5.432% 9/10/2032 (GBP-SONIA / N + 1.147% on 9/10/2031) (a)	385	519
Quebec Canada (Province of) 4.375% 7/2/2031	1,417	1,870
United Kingdom 4.125% 7/22/2029	2,015	2,667

American Funds Insurance Series	220

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
British pounds (continued)
United Kingdom 1.00% 1/31/2032	GBP5,750	$6,366
United Kingdom 3.25% 1/31/2033	1,090	1,346
United Kingdom 0.625% 7/31/2035	7,000	6,506
United Kingdom 0.875% 1/31/2046	4,917	2,973
United Kingdom 3.75% 10/22/2053	1,870	1,869
United Kingdom 4.375% 7/31/2054	7,090	7,899
United Kingdom 2.50% 7/22/2065	2,643	1,856
		37,148

Brazilian reais 1.94%
Brazil (Federative Republic of) 0% 1/1/2030	BRL34,274	4,181
Brazil (Federative Republic of) 10.00% 1/1/2031	31,008	5,226
Brazil (Federative Republic of) 10.00% 1/1/2035	59,847	9,317
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	2,228	368
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	19,102	3,060
		22,152

Canadian dollars 1.58%
Canada (Government of) 3.50% 3/1/2028	CAD15,013	10,721
Canada (Government of) 2.75% 12/1/2048	3,500	2,108
Canada (Government) 3.25% 12/1/2033	7,330	5,186
		18,015

South Korean won 1.54%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW5,158,930	3,277
South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	2,564
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	12,741,610	8,330
South Korea (Republic of), Series 3512, 3.25% 12/10/2035	5,764,520	3,476
		17,647

Peruvian nuevos soles 1.53%
Peru (Republic of) 7.60% 8/12/2039	PEN55,930	17,544

Australian dollars 1.52%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	2,198
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	4,415	2,884
Australia (Commonwealth of), Series 168, 3.50% 12/21/2034	3,440	2,191
Australia (Commonwealth of), Series 144, 3.75% 4/21/2037	4,980	3,152
New South Wales Treasury Corp. 5.25% 10/17/2034	6,052	4,227
New South Wales Treasury Corp. 5.25% 2/24/2038	3,956	2,682
		17,334

Hungarian forints 1.22%
Hungary (Republic of) 3.00% 8/21/2030	HUF2,824,560	8,410
Hungary (Republic of) 3.00% 4/25/2041	2,186,960	5,495
		13,905

Malaysian ringgits 1.03%
Malaysia (Federation of), Series 0316, 4.07% 9/30/2026	MYR15,640	3,846
Malaysia (Federation of), Series 0316, 3.90% 11/30/2026	15,961	3,928

221	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Malaysian ringgits (continued)
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR5,412	$1,348
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	8,458	2,055
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	2,484	644
		11,821

Chinese yuan renminbi 0.92%
China (People’s Republic of), Series INBK, 1.49% 12/25/2031	CNY28,730	4,239
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	28,730	4,449
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	4,720	828
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	881
China (Peoples Republic of), Series INBK, 3.53% 10/18/2051	800	147
		10,544

Colombian pesos 0.74%
Colombia (Republic of), Series B, 12.50% 2/27/2030	COP10,873,400	3,205
Colombia (Republic of), Series B, 12.00% 3/13/2058	18,150,500	5,264
		8,469

Indian rupees 0.74%
European Bank for Reconstruction and Development 6.875% 7/30/2031	INR25,000	259
European Bank for Reconstruction and Development 6.75% 1/13/2032	428,900	4,421
European Investment Bank 6.95% 3/1/2029	46,200	479
European Investment Bank 7.40% 10/23/2033	205,700	2,182
International Bank for Reconstruction and Development 6.50% 4/17/2030	107,000	1,100
		8,441

Mexican pesos 0.60%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,920	829
America Movil, SAB de CV, 9.50% 1/27/2031	41,870	2,448
International Finance Corp. 0% 4/26/2052	188,620	1,065
Petroleos Mexicanos 7.47% 11/12/2026	25,040	1,427
United Mexican States, Series M, 8.00% 7/31/2053	21,739	1,056
		6,825

Danish kroner 0.53%
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (d)	DKK45,137	5,715
Realkredit Danmark AS 1.00% 10/1/2053 (d)	2,418	287
		6,002

South African rand 0.52%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR8,400	517
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	18,560	1,146
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	68,630	4,238
		5,901

Indonesian rupiah 0.46%
Indonesia (Republic of), Series FR71, 9.00% 3/15/2029	IDR26,010,000	1,523
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	29,412,000	1,579
Indonesia (Republic of), Series FR68, 8.375% 3/15/2034	6,937,000	415
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	32,954,000	1,787
		5,304

American Funds Insurance Series	222

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Czech korunas 0.39%
Czech Republic, Series 78, 2.50% 8/25/2028	CZK26,120	$1,196
Czech Republic, Series 138, 1.75% 6/23/2032	26,120	1,075
Czech Republic, Series 154, 4.50% 11/11/2032	46,040	2,196
		4,467

Polish zloty 0.34%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,244
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,280	2,621
		3,865

New Zealand dollars 0.31%
New Zealand (Government of), Series 0536, 4.25% 5/15/2036	NZD3,432	1,932
New Zealand (Government of), Series 0950, 3.25% 9/20/2050 (c)	2,596	1,556
		3,488

Kazakhstani tenge 0.17%
Kazakhstan (Republic of), Series 16Y, 5.30% 10/19/2027	KZT130,571	242
Kazakhstan (Republic of), Series 5Y, 15.35% 11/18/2027	139,440	293
Kazakhstan (Republic of), Series 16Y, 5.00% 4/18/2028	494,589	873
Kazakhstan (Republic of), Series 8Y, 10.47% 10/27/2028	293,400	559
		1,967

Chilean pesos 0.17%
Chile (Republic of) 6.00% 4/1/2033	CLP1,720,000	1,935

Turkish lira 0.15%
Turkey (Republic of), Series 2Y, 36.00% 8/12/2026	TRY70,000	1,498
Turkey (Republic of), Series 10Y, 17.80% 7/13/2033	12,175	161
		1,659

Philippine pesos 0.10%
Asian Development Bank 5.25% 4/29/2035	PHP45,900	720
Philippines (Republic of) 6.75% 9/15/2032	27,600	449
		1,169

U.S. dollars 45.98%
1261229 B.C., Ltd. 10.00% 4/15/2032 (e)	USD200	203
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (d)(e)(f)	1,182	1,182
Abbott Laboratories 4.65% 3/15/2036	1,300	1,263
AbbVie, Inc. 5.05% 3/15/2034	1,500	1,517
Accendra Health, Inc. 9.00% 6/15/2032 (e)	14	13
Accendra Health, Inc. 9.75% 6/15/2033 (e)	35	24
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (d)(e)	38	38
ADT Security Corp. 5.875% 10/15/2033 (e)	65	64
Advance Auto Parts, Inc. 5.95% 3/9/2028	45	46
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (e)	20	20
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (e)(f)(g)(h)	366	368
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (e)	660	561
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(e)	1,000	1,036
Albertsons Cos., Inc. 3.50% 3/15/2029 (e)	140	133
Albertsons Cos., Inc. 5.75% 3/31/2034 (e)	60	57

223	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Albion Financing 1 SARL 7.00% 5/21/2030 (e)	USD200	$207
Alera Group Intermediate Holdings, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.50%) 9.144% 5/30/2033 (f)(h)	65	62
Alfa Transmisora De Energia SA 4.55% 9/27/2051	1,290	1,030
Allegro CLO X, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.13%) 4.805% 4/20/2032 (d)(e)(f)	160	161
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (e)	50	52
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (e)	120	118
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (e)	180	183
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (e)	70	70
Allied Universal Holdco, LLC 6.00% 6/1/2029 (e)	300	299
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (e)	200	206
Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,825
Amazon.com, Inc. 5.45% 11/20/2055	578	547
Amentum Holdings, Inc. 7.25% 8/1/2032 (e)	98	101
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (a)	1,030	1,053
Amgen, Inc. 5.25% 3/2/2030	981	1,000
Amgen, Inc. 5.25% 3/2/2033	1,500	1,527
Amgen, Inc. 4.85% 2/19/2036	903	885
Amgen, Inc. 5.65% 3/2/2053	132	129
Amphenol Corp. 5.00% 1/15/2035	1,000	1,000
AmWINS Group, Inc. 4.875% 6/30/2029 (e)	110	106
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (e)	110	110
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (e)	115	111
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (d)(e)	3,427	3,376
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(e)	921	914
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (d)(e)	515	517
Apple Bidco, LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 2.50%) 6.144% 9/23/2031 (f)(h)	143	144
Aretec Group, Inc. 7.50% 4/1/2029 (e)	245	244
Aretec Group, Inc. 10.00% 8/15/2030 (e)	45	47
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (e)	110	107
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (e)	55	55
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (e)	25	25
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	15	15
Asurion, LLC 8.375% 2/1/2034 (e)	55	51
AT&T, Inc. 5.25% 10/30/2036	1,040	1,022
AT&T, Inc. 3.50% 9/15/2053	1,000	650
ATI, Inc. 7.25% 8/15/2030	60	62
Avantor Funding, Inc. 3.875% 11/1/2029 (e)	600	573
Azule Energy Finance PLC 8.25% 1/22/2031	860	861
B&G Foods, Inc. 5.25% 9/15/2027	210	211
B&G Foods, Inc. 8.00% 9/15/2028 (e)	25	25
BAE Systems PLC 5.30% 3/26/2034 (e)	865	881
Banco de Credito del Peru SA 6.45% 7/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.486% on 7/30/2030) (a)	229	237
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (a)(e)	1,380	1,361
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (d)(f)	219	228
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (e)	950	988
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (e)	425	436
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (a)	1,000	884
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (a)	1,535	1,512
BAT Capital Corp. 4.625% 3/22/2033	188	184
BAT Capital Corp. 5.625% 8/15/2035	7,471	7,702
Bath & Body Works, Inc. 6.625% 10/1/2030 (e)	120	123
Bath & Body Works, Inc. 6.875% 11/1/2035	75	77
Baxter International, Inc. 5.65% 12/15/2035	300	298
BBVA Bancomer SA 5.125% 1/18/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 1/17/2028) (a)	730	716
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)	3,342	3,608

American Funds Insurance Series	224

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (e)	USD400	$393
Block, Inc. 6.50% 5/15/2032	240	245
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (e)	180	179
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(f)	1,070	1,093
Boeing Co. (The) 6.259% 5/1/2027	45	46
Boeing Co. (The) 5.15% 5/1/2030	2,451	2,481
Boeing Co. (The) 3.625% 2/1/2031	718	684
Boeing Co. (The) 6.388% 5/1/2031	723	768
Boeing Co. (The) 6.528% 5/1/2034	457	497
Boeing Co. (The) 5.805% 5/1/2050	50	49
Boeing Co. (The) 6.858% 5/1/2054	526	592
Boyd Gaming Corp. 4.75% 6/15/2031 (e)	45	43
Boyne USA, Inc. 4.75% 5/15/2029 (e)	107	105
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (a)(e)	1,250	1,232
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (a)(e)	1,500	1,470
Braskem Netherlands Finance BV 4.50% 1/31/2030	4,202	2,419
Braskem Netherlands Finance BV 8.50% 1/12/2031	3,135	1,965
Braskem Netherlands Finance BV 8.50% 1/12/2031 (e)	525	329
Braskem Netherlands Finance BV 7.25% 2/13/2033	793	471
Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	1,964
Bristol-Myers Squibb Co. 5.55% 2/22/2054	1,200	1,173
Broadcom, Inc. 4.00% 4/15/2029 (e)	500	492
Broadcom, Inc. 3.469% 4/15/2034	746	670
Broadcom, Inc. 3.137% 11/15/2035 (e)	500	425
Brown & Brown, Inc. 5.25% 6/23/2032	100	100
Brown & Brown, Inc. 5.55% 6/23/2035	1,000	998
Brown & Brown, Inc. 6.25% 6/23/2055	70	71
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	232	225
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(e)	1,724	1,732
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (d)(e)(f)	3,685	3,695
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (d)(e)(f)	3,368	3,377
Caesars Entertainment, Inc. 7.00% 2/15/2030 (e)	64	64
Caesars Entertainment, Inc. 6.50% 2/15/2032 (e)	45	44
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(e)	1,000	1,023
Canadian Pacific Railway Co. 3.00% 12/2/2041	349	259
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,085	709
CAN-PACK SA 3.875% 11/15/2029 (e)	90	85
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(d)(e)	149	150
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (d)(e)(f)	614	604
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(e)(f)	77	76
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(e)	740	743
Caturus Energy, LLC 8.50% 2/15/2030 (e)	100	104
CCO Holdings, LLC 5.125% 5/1/2027 (e)	38	38
CCO Holdings, LLC 4.75% 3/1/2030 (e)	135	128
CCO Holdings, LLC 4.50% 8/15/2030 (e)	240	223
CCO Holdings, LLC 4.25% 2/1/2031 (e)	155	140
CCO Holdings, LLC 4.50% 6/1/2033 (e)	147	128
CCO Holdings, LLC 4.25% 1/15/2034 (e)	55	47
Centene Corp. 2.45% 7/15/2028	75	71
Centene Corp. 4.625% 12/15/2029	35	34
Centene Corp. 2.50% 3/1/2031	65	57
Central Garden & Pet Co. 4.125% 10/15/2030	74	71
Central Garden & Pet Co. 4.125% 4/30/2031 (e)	110	104
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (a)	653	662
Charter Communications Operating, LLC 6.55% 6/1/2034	216	221
Charter Communications Operating, LLC 5.85% 12/1/2035	1,500	1,453
Charter Communications Operating, LLC 4.80% 3/1/2050	699	522
Charter Communications Operating, LLC 3.70% 4/1/2051	188	117
Charter Communications Operating, LLC 3.90% 6/1/2052	458	292

225	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Charter Communications Operating, LLC 5.25% 4/1/2053	USD402	$314
Charter Communications Operating, LLC 6.70% 12/1/2055	2,000	1,907
Cheniere Energy Partners, LP 3.25% 1/31/2032	26	24
Cheniere Energy Partners, LP 5.35% 11/30/2036 (e)	430	428
Chile (Republic of) 4.35% 4/13/2031	400	394
Chubb INA Holdings, LLC 4.35% 11/3/2045	425	365
Cipher Compute, LLC 7.125% 11/15/2030 (e)	85	88
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(e)(f)	805	823
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(e)(f)	1,240	1,259
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (a)	421	432
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (e)	45	43
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (e)	5	4
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (e)	100	101
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (e)	75	69
Cloud Software Group, Inc. 6.50% 3/31/2029 (e)	160	155
Cloud Software Group, Inc. 9.00% 9/30/2029 (e)	125	121
CNX Resources Corp. 7.25% 3/1/2032 (e)	400	412
Coca-Cola Co. 4.65% 8/14/2034	336	336
Coinbase Global, Inc. 3.375% 10/1/2028 (e)	55	52
Coinbase Global, Inc. 3.625% 10/1/2031 (e)	85	74
Colombia (Republic of) 7.375% 4/25/2030	1,218	1,286
Colombia (Republic of) 3.125% 4/15/2031	1,500	1,329
Colombia (Republic of) 8.00% 4/20/2033	3,550	3,894
Comcast Corp. 4.80% 5/15/2033	750	739
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (e)	198	188
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (e)	67	61
Comstock Resources, Inc. 5.875% 1/15/2030 (e)	65	61
Connect Finco SARL 9.00% 9/15/2029 (e)	200	211
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.928% 5/25/2043 (d)(e)(f)	877	890
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.178% 5/25/2043 (d)(e)(f)	804	837
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (d)(e)(f)	367	369
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 6.728% 6/25/2043 (d)(e)(f)	305	315
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (d)(e)(f)	207	208
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 1/25/2044 (d)(e)(f)	206	208
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.278% 5/25/2044 (d)(e)(f)	1,107	1,111
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2045 (d)(e)(f)	202	202
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.778% 2/25/2045 (d)(e)(f)	166	166
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 2/25/2046 (d)(e)(f)	4,076	4,082
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 2/25/2046 (d)(e)(f)	2,534	2,535
Constellation Oil Services Holding SA 9.375% 11/7/2029 (e)	200	211
Consumers Energy Co. 5.125% 5/1/2036	2,235	2,234
COPT Defense Properties, LP 2.75% 4/15/2031	1,212	1,100
Corebridge Financial, Inc. 3.90% 4/5/2032	748	702
CoreLogic, Inc. 4.50% 5/1/2028 (e)	384	375
CoreLogic, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 6.614%) 10.258% 6/4/2029 (f)(h)	65	64
CoreWeave, Inc. 9.75% 10/1/2031 (e)	200	200
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (e)	65	68
CRC Insurance Group, LLC, Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 5/6/2032 (f)(h)	124	121
Crescent Energy Finance, LLC 7.625% 4/1/2032 (e)	165	166

American Funds Insurance Series	226

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
CSN Inova Ventures 6.75% 1/28/2028 (b)	USD5,878	$4,888
CVS Health Corp. 5.55% 6/1/2031	1,000	1,030
CVS Health Corp. 5.70% 6/1/2034	500	516
CVS Health Corp. 6.20% 9/15/2055	500	512
Darling Ingredients, Inc. 6.00% 6/15/2030 (e)	10	10
DaVita, Inc. 6.75% 7/15/2033 (e)	300	310
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (a)	1,160	1,150
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (a)	563	562
Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,133
Diamond Sports Net, LLC, Term Loan, First Lien, 12.00% Cash 1/2/2028 (h)(i)	7	1
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (e)	125	131
DIRECTV Financing, LLC 5.875% 8/15/2027 (e)	4	4
DIRECTV Financing, LLC 8.875% 2/1/2030 (e)	300	306
DISH Network Corp. 11.75% 11/15/2027 (e)	296	304
Duke Energy Florida, LLC 4.85% 12/1/2035	175	172
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (d)(e)(f)	1,597	1,606
EchoStar Corp. 10.75% 11/30/2029	105	114
Ecolab, Inc. 4.80% 6/15/2031	1,120	1,125
Ecolab, Inc. 5.35% 6/15/2036	1,120	1,140
Ecopetrol SA 8.625% 1/19/2029	4,565	4,846
Ecopetrol SA 8.875% 1/13/2033	900	986
Edison International 6.95% 11/15/2029	350	366
Edison International 5.25% 3/15/2032	705	697
Egypt (Arab Republic of) 9.45% 2/4/2033 (e)	460	511
Electricite de France SA 5.65% 4/22/2029 (e)	800	822
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)	435	505
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(e)	300	348
Ellucian Holdings, Inc. 6.50% 12/1/2029 (e)	25	24
Ellucian Holdings, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.394% 11/22/2032 (f)(h)	25	24
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.394% 4/23/2031 (f)(h)	83	84
Endo Finance Holdings, LP 8.50% 4/15/2031 (e)	190	200
Enfragen Energia Sur SA 5.375% 12/30/2030	3,127	2,961
Enfragen Energia Sur SA 8.499% 6/30/2032	236	247
EquipmentShare.com, Inc. 9.00% 5/15/2028 (e)	90	92
EquipmentShare.com, Inc. 8.625% 5/15/2032 (e)	15	16
ESAB Corp. 5.625% 4/1/2031 (e)	45	45
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (e)	650	649
Esentia Energy Development, SAB de CV, 6.50% 7/30/2038 (e)	295	290
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (d)(e)	148	149
Export-Import Bank of Thailand 5.354% 5/16/2029	1,420	1,448
Fair Isaac Corp. 4.00% 6/15/2028 (e)	15	15
Fair Isaac Corp. 6.00% 5/15/2033 (e)	125	123
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (d)	29	30
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (d)	6	5
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (d)	1	1
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (d)	232	194
Fannie Mae Pool #FS9324 3.50% 9/1/2052 (d)	1,441	1,309
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)	77	78
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	145	147
Fannie Mae Pool #BY0943 4.00% 4/1/2053 (d)	17	16
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)	449	453
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)	13	13
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)	48	48
Fannie Mae Pool #BW9648 3.50% 7/1/2053 (d)	27	24
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)	182	183
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)	1,341	1,357
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (d)	675	680

227	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)	USD363	$367
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)	508	511
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)	183	185
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)	366	368
Fannie Mae Pool #MA5401 3.50% 4/1/2054 (d)	148	134
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (d)	273	276
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (d)	163	167
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	607	631
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (d)	521	536
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)	300	307
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)	187	191
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)	163	167
Fannie Mae Pool #MA5389 6.00% 6/1/2054 (d)	18	18
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)	886	897
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	609	627
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (d)	431	442
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (d)	392	402
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (d)	343	355
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)	166	171
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)	132	136
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (d)	4	4
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)	352	354
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	405	416
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	255	262
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)	183	188
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)	170	175
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (d)	161	165
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)	94	97
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)	69	71
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)	54	56
Fannie Mae Pool #DC0503 6.00% 9/1/2054 (d)	644	659
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	371	382
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (d)	633	648
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (d)	1,633	1,612
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)	102	102
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)	44	43
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (d)	20	20
Fannie Mae Pool #DC9957 6.00% 1/1/2055 (d)	491	503
Fannie Mae Pool #DD6324 5.00% 4/1/2055 (d)	347	342
Fannie Mae Pool #MA5725 3.50% 5/1/2055 (d)	68	62
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	318	313
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (d)	609	624
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.591% 8/1/2054 (d)(e)(f)	284	254
FibraSOMA 7.125% 5/28/2036 (e)	3,090	3,080
Fiesta Purchaser, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.75%) 6.394% 2/12/2031 (f)(h)	15	14
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (e)	150	151
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (e)	30	29
First Student Bidco, Inc. 4.00% 7/31/2029 (e)	45	43
FirstEnergy Corp., Series B, 3.90% 7/15/2027	1,763	1,753
Flutter Treasury DAC 5.875% 6/4/2031 (e)	200	199
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (d)(e)(f)	483	484
Ford Motor Co. 6.10% 8/19/2032	30	31
Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	300
Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	197
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	206
Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	193
Ford Motor Credit Co., LLC 5.80% 3/8/2029	2,000	2,018
Ford Motor Credit Co., LLC 5.73% 9/5/2030	245	246
Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	118

American Funds Insurance Series	228

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Ford Motor Credit Co., LLC 5.753% 4/6/2033	USD200	$198
Ford Motor Credit Co., LLC 6.50% 2/7/2035	1,245	1,276
Ford Otomotiv Sanayi AS 7.125% 4/25/2029 (e)	255	258
Freddie Mac Pool #RB5111 2.00% 5/1/2041 (d)	1,902	1,639
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (d)	562	450
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (d)	441	400
Freddie Mac Pool #QE6084 5.00% 7/1/2052 (d)	804	796
Freddie Mac Pool #SD8327 3.50% 4/1/2053 (d)	23	21
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)	214	217
Freddie Mac Pool #QG6918 3.50% 7/1/2053 (d)	90	82
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)	20	19
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)	583	590
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)	152	158
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (d)	46	47
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (d)	515	527
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	156	157
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)	83	86
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)	109	113
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)	729	740
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (d)	32	33
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)	974	987
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)	449	455
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)	979	1,002
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)	427	444
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	400	411
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)	271	280
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)	261	268
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (d)	165	170
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)	142	146
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)	2,978	3,011
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)	531	536
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)	250	257
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)	18	19
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (d)	584	588
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	898	924
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	454	468
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	444	459
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	437	454
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)	252	258
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	355	357
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (d)	18	19
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	953	958
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (d)	476	469
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)	270	271
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)	11	11
Freddie Mac Pool #SD8498 7.00% 12/1/2054 (d)	831	878
Freddie Mac Pool #QX6724 6.00% 2/1/2055 (d)	50	51
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)	38	39
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)	143	141
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)	402	411
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)	296	292
Freddie Mac Pool #QY4408 7.00% 5/1/2055 (d)	231	245
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)	416	410
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (d)	162	159
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (d)	614	631
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (d)	3,073	2,946
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.528% 4/25/2042 (d)(e)(f)	441	448
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.578% 1/25/2045 (d)(e)(f)	167	168

229	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.478% 2/25/2046 (d)(e)(f)	USD2,273	$2,273
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2046 (d)(e)(f)	1,426	1,426
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(e)(i)	213	57
FXI Holdings, Inc. 11.00% 11/15/2030 (e)	337	285
Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	866	720
Garda World Security Corp. 8.375% 11/15/2032 (e)	65	67
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(d)(e)	730	733
Generadora de Gatun SA 6.874% 9/30/2044 (e)	4,465	4,615
Genesis Energy, LP 8.25% 1/15/2029	25	26
Genesis Energy, LP 8.875% 4/15/2030	38	40
Genesis Energy, LP 7.875% 5/15/2032	60	62
Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,381
Glatfelter Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.894% 11/4/2031 (f)(h)	49	49
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (a)	1,080	1,074
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (a)	938	938
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (a)	1,290	1,260
Government National Mortgage Assn. 6.50% 7/1/2056 (d)(j)	1,708	1,770
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (d)	723	546
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	965	670
Gray Media, Inc. 5.375% 11/15/2031 (e)	19	13
Gray Media, Inc. 9.625% 7/15/2032 (e)	200	193
Green Palm Bidco SARL 5.957% 6/30/2041 (e)	384	388
Green Palm Bidco SARL 6.462% 6/30/2046 (e)	438	444
Greenko Wind Projects (Mauritius), Ltd. 7.25% 9/27/2028	3,664	3,695
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)	1,645	1,680
Group 1 Automotive, Inc. 4.00% 8/15/2028 (e)	115	112
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (e)	660	647
Harvest Midstream I, LP 7.50% 5/15/2032 (e)	25	26
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (d)(e)(f)	1,066	1,069
Herc Holdings, Inc. 7.00% 6/15/2030 (e)	65	67
Herc Holdings, Inc. 7.25% 6/15/2033 (e)	30	31
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(e)	249	251
Hess Midstream Operations, LP 5.50% 10/15/2030 (e)	14	14
Hightower Holding, LLC 6.75% 4/15/2029 (e)	235	235
Hilcorp Energy I, LP 6.00% 4/15/2030 (e)	105	103
Hilcorp Energy I, LP 6.00% 2/1/2031 (e)	25	24
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (e)	115	109
Hilton Domestic Operating Co., Inc. 5.50% 9/15/2031 (e)	125	125
Honduras (Republic of) 6.25% 1/19/2027	653	658
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(e)(f)	1,949	1,995
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	195	189
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)	120	114
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (e)	200	179
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)	1,000	1,001
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (a)	1,020	1,006
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (a)	2,000	2,225
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (a)	1,200	1,285
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (d)(e)(f)	396	398
HUB International, Ltd., Term Loan, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.922% 6/20/2030 (f)(h)	3	3
HUB International, Ltd. 7.375% 1/31/2032 (e)	130	132
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(e)(f)	2,712	2,757
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (d)(e)	1,637	1,622
Hyundai Capital America 2.00% 6/15/2028 (e)	600	570
Hyundai Capital America 6.50% 1/16/2029 (e)	132	137
Icahn Enterprises, LP 9.75% 1/15/2029	65	64
IHS Holding, Ltd. 7.875% 5/29/2030	1,660	1,709

American Funds Insurance Series	230

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (d)(e)	USD480	$478
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (e)	500	504
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (e)	25	26
Infinity Natural Resources, LLC 7.625% 4/1/2031 (e)	25	25
Ingles Markets, Inc. 4.00% 6/15/2031 (e)	130	123
Intel Corp. 3.05% 8/12/2051	740	463
Intel Corp. 5.60% 2/21/2054	168	157
Intercontinental Exchange, Inc. 4.20% 3/15/2031	588	577
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(e)	1,500	1,768
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 4.975% 3/15/2042 (d)(e)(f)	3,679	3,683
ION Platform Finance US, Inc. 8.75% 5/1/2029 (e)	200	179
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)	55	53
Iron Mountain, Inc. 5.25% 7/15/2030 (e)	235	232
Iron Mountain, Inc. 6.25% 1/15/2035 (e)	40	40
Ithaca Energy (North sea) PLC 8.125% 10/15/2029 (e)	200	207
Jane Street Group, LLC 6.75% 5/1/2033 (e)	80	82
JP Morgan Mortgage Trust, Series 2026-NQX2, Class A1A, 5.628% 10/25/2066 (6.628% on 6/1/2030) (a)(d)(e)	2,490	2,497
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)	3,441	3,539
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (a)	1,945	1,892
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (a)	125	122
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (a)	730	724
Kaseya, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.00%) 8.663% 3/21/2033 (f)(h)	50	31
KB Home 6.875% 6/15/2027	50	50
KeHE Distributors, LLC 7.125% 4/30/2033 (e)	10	10
Korea Electric Power Corp. 4.75% 2/13/2028 (e)	2,250	2,261
Korea Gas Corp. 5.00% 7/8/2029 (e)	225	229
Kuaishou Technology 4.75% 1/22/2036 (e)	1,030	990
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (d)(e)	194	195
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(e)	155	156
Lamar Media Corp. 3.75% 2/15/2028	10	10
Lamar Media Corp. 3.625% 1/15/2031	120	112
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (e)	30	29
LATAM Airlines Group SA 7.875% 4/15/2030 (e)	25	26
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (e)	110	107
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (e)	40	42
Levi Strauss & Co. 3.50% 3/1/2031 (e)	115	107
Limak Cimento Sanayi ve Ticaret A.S. 9.75% 7/25/2029	200	202
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (e)	130	130
Live Nation Entertainment, Inc. 3.75% 1/15/2028 (e)	75	74
Lockheed Martin Corp. 5.20% 2/15/2064	309	284
LPL Holdings, Inc. 4.375% 5/15/2031 (e)	10	10
Magnetite XXII, Ltd., CLO, Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 4.923% 7/15/2036 (d)(e)(f)	563	563
Marriott International, Inc. 2.75% 10/15/2033	5	4
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (e)	45	43
Mars, Inc. 4.80% 3/1/2030 (e)	2,925	2,934
Mars, Inc. 5.20% 3/1/2035 (e)	1,475	1,481
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	1,000	991
Marsh & McLennan Cos., Inc. 5.70% 9/15/2053	282	280
Mastercard, Inc. 2.00% 11/18/2031	600	530
Matador Resources Co. 6.50% 4/15/2032 (e)	50	50
Matador Resources Co. 6.25% 4/15/2033 (e)	45	45
Medline Borrower, LP 5.25% 6/15/2033 (e)	204	203
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (e)	393	392
Meta Platforms, Inc. 5.50% 11/15/2045	269	250
Meta Platforms, Inc. 5.625% 11/15/2055	576	522
Meta Platforms, Inc. 5.75% 11/15/2065	276	248
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(d)(e)	1,038	1,041

231	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
MGM Resorts International 5.50% 4/15/2027	USD90	$90
Microchip Technology, Inc. 5.05% 2/15/2030	709	712
Mineral Resources, Ltd. 9.25% 10/1/2028 (e)	58	60
Mineral Resources, Ltd. 6.00% 5/1/2032 (e)	35	35
Minerva Luxembourg SA 8.875% 9/13/2033	2,161	2,238
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (d)(e)	472	471
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (d)(e)	1,136	1,135
Molina Healthcare, Inc. 4.375% 6/15/2028 (e)	80	79
Molina Healthcare, Inc. 3.875% 11/15/2030 (e)	75	70
Molina Healthcare, Inc. 6.25% 1/15/2033 (e)	115	115
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (a)	1,480	1,447
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (a)	1,060	1,040
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (a)	1,433	1,247
Motherson Global Investments BV 5.625% 7/11/2029 (e)	595	599
MPT Operating Partnership, LP 8.50% 2/15/2032 (e)	35	36
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.378% 7/25/2054 (d)(e)(f)	466	472
Murphy Oil Corp. 6.00% 10/1/2032	25	25
Murphy Oil USA, Inc. 4.75% 9/15/2029	48	47
Nabors Industries, Inc. 9.125% 1/31/2030 (e)	160	167
Navient Corp. 5.00% 3/15/2027	45	45
Navient Corp. 4.875% 3/15/2028	145	142
Navient Corp. 7.875% 6/15/2032	55	52
New York Life Global Funding 1.20% 8/7/2030 (e)	2,725	2,385
New York Life Global Funding 5.00% 1/9/2034 (e)	1,500	1,501
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(e)(f)	488	452
Newell Brands, Inc. 8.50% 6/1/2028 (e)	30	31
Nexstar Media, Inc. 4.75% 11/1/2028 (e)	165	162
Nexstar Media, Inc. 7.25% 4/15/2034 (e)	90	90
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	500	501
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (e)(i)	265	241
NFE Financing, LLC 12.00% 11/15/2029 (e)(k)	709	251
Nickel Industries, Ltd. 9.00% 9/30/2030	3,260	3,347
Nickel Industries, Ltd. 9.00% 9/30/2030 (e)	900	924
NiSource, Inc. 5.30% 5/18/2036	25	25
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (e)	200	207
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (e)	200	212
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(e)	342	343
Norfolk Southern Corp. 5.35% 8/1/2054	496	469
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (e)	50	50
NRG Energy, Inc. 5.875% 5/15/2034 (e)	55	55
NRG Energy, Inc. 6.125% 5/15/2036 (e)	55	55
NuStar Logistics, LP 5.625% 4/28/2027	80	80
OCP SA 3.75% 6/23/2031	500	462
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(e)	269	271
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(e)	120	121
OneMain Finance Corp. 7.125% 9/15/2032	25	25
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (d)(e)(f)	2,435	2,408
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(d)(e)	511	513
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(d)(e)	949	954
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(d)(e)	1,955	1,959
Oracle Corp. 4.45% 9/26/2030	4,475	4,321
Oracle Corp. 3.95% 3/25/2051	22	14
Oracle Corp. 6.00% 8/3/2055	1,500	1,278
Osaic Holdings, Inc. 8.00% 8/1/2033 (e)	115	116
Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,588
Pacific Gas and Electric Co. 3.30% 8/1/2040	1,675	1,257
PacifiCorp 5.45% 4/15/2033	50	51
PacifiCorp 5.80% 4/15/2036	400	411
PacifiCorp 5.50% 5/15/2054	980	899
PacifiCorp 5.80% 1/15/2055	500	477

American Funds Insurance Series	232

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (d)(e)	USD2,078	$2,070
Par Petroleum, LLC 7.375% 6/1/2034 (e)	125	127
Parex Resources, Inc. 8.50% 5/11/2031 (e)	2,865	2,912
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (e)	65	65
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (e)	65	64
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (e)	55	56
Party City Holdings, Inc. 0% 8/27/2030 (g)	2	— (l)
Permian Resources Operating, LLC 9.875% 7/15/2031 (e)	3	3
Permian Resources Operating, LLC 7.00% 1/15/2032 (e)	25	26
Permian Resources Operating, LLC 6.25% 2/1/2033 (e)	106	108
Petroleos Mexicanos 6.84% 1/23/2030	19,324	19,859
Petroleos Mexicanos 5.95% 1/28/2031	65	64
Petroleos Mexicanos 6.70% 2/16/2032	779	786
Petroleos Mexicanos 6.95% 1/28/2060	55	46
PETRONAS Capital, Ltd. 5.34% 4/3/2035	1,090	1,118
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	1,300	1,288
PG&E Corp. 5.00% 7/1/2028	235	234
PG&E Corp. 5.25% 7/1/2030	175	172
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (a)	145	148
Philip Morris International, Inc. 2.10% 5/1/2030	634	578
Philip Morris International, Inc. 5.75% 11/17/2032	3,640	3,814
Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,419
Philip Morris International, Inc. 4.875% 4/29/2036	910	891
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (d)(e)	1,249	1,232
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (a)	375	387
POSCO 4.875% 1/23/2027 (e)	510	511
Post Holdings, Inc. 4.625% 4/15/2030 (e)	444	429
Post Holdings, Inc. 6.25% 2/15/2032 (e)	108	110
Prestige Brands, Inc. 3.75% 4/1/2031 (e)	120	110
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (d)(e)	902	850
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(d)(e)	371	359
PT Freeport Indonesia 5.315% 4/14/2032	449	446
Quikrete Holdings, Inc. 6.375% 3/1/2032 (e)	40	41
Quikrete Holdings, Inc. 6.75% 3/1/2033 (e)	10	10
Radiology Partners, Inc. 9.78% PIK 2/15/2030 (e)(i)	310	308
Raizen Fuels Finance SA 6.45% 3/5/2034	910	503
Range Resources Corp. 4.75% 2/15/2030 (e)	145	142
RHP Hotel Properties, LP 7.25% 7/15/2028 (e)	80	82
RHP Hotel Properties, LP 4.50% 2/15/2029 (e)	90	88
RHP Hotel Properties, LP 6.50% 6/15/2033 (e)	30	31
RHP Hotel Properties, LP 5.75% 3/15/2034 (e)	20	20
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	100	102
RLJ Lodging Trust, LP 4.00% 9/15/2029 (e)	25	24
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)	820	830
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (e)	75	76
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (e)	90	91
Ryan Specialty, LLC 5.875% 8/1/2032 (e)	150	148
Saavi Energia SARL 8.875% 2/10/2035	953	1,044
Sally Holdings, LLC 6.75% 4/1/2032	107	109
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(i)	4,564	4,591
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(e)(i)	480	483
San Miguel Global Power Holdings Corp. 5.45% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.155% on 12/9/2026) (a)	3,370	3,357
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (a)	1,705	1,729
Sands China, Ltd. 5.40% 8/8/2028	2,710	2,731
Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,740
Sasol Financing USA, LLC 4.375% 9/18/2026	1,840	1,837

233	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	USD350	$352
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (e)	58	61
Saudi Arabia (Kingdom of) 4.875% 1/12/2036 (e)	1,261	1,241
Saudi Arabian Oil Co. 4.00% 2/2/2029 (e)	718	706
Saudi Arabian Oil Co. 4.375% 2/2/2031 (e)	1,759	1,721
Schlumberger Investment SA 4.55% 5/7/2031	180	179
Schlumberger Investment SA 5.15% 5/7/2036	382	380
Science Applications International Corp. 5.875% 11/1/2033 (e)	10	10
Scientific Games Holdings, LP 6.625% 3/1/2030 (e)	46	39
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (e)	115	114
Serbia (Republic of) 6.25% 5/26/2028 (e)	740	755
Service Corp. International 5.75% 10/15/2032	35	35
Service Properties Trust 0% 9/30/2027 (e)	30	28
Service Properties Trust 8.625% 11/15/2031 (e)	60	63
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	195	190
Sirius XM Radio, LLC 4.125% 7/1/2030 (e)	150	141
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	111	101
Sirius XM Radio, LLC 5.875% 4/15/2032 (e)	40	40
Six Flags Entertainment Corp. 8.625% 1/15/2032 (e)	25	26
SM Energy Co. 6.50% 7/15/2028	45	45
SM Energy Co. 8.75% 7/1/2031 (e)	90	94
SM Energy Co. 9.625% 6/15/2033 (e)	15	16
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.143% 11/15/2052 (d)(e)(f)	419	422
Sonic Automotive, Inc. 4.625% 11/15/2029 (e)	45	44
Sonic Automotive, Inc. 4.875% 11/15/2031 (e)	20	19
Southern California Edison Co. 2.85% 8/1/2029	200	189
Southern California Edison Co. 3.65% 2/1/2050	1,615	1,118
Space Exploration Technologies Corp. 5.875% 7/15/2036 (e)	1,135	1,121
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (a)(e)	1,500	1,517
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.076% 2/17/2042 (d)(e)(f)	216	216
Starwood Property Trust, Inc. 5.25% 10/15/2028 (e)	100	100
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (a)	1,450	1,453
Station Casinos, LLC 6.625% 3/15/2032 (e)	35	36
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.673% 7/15/2032 (d)(e)(f)	917	917
Stryker Corp. 5.20% 2/10/2035	600	607
Sumisho Air Lease Corp. 4.50% 3/24/2029 (e)	685	679
Sumisho Air Lease Corp. 4.85% 3/24/2031 (e)	805	797
Sumisho Air Lease Corp. 5.50% 3/24/2036 (e)	145	145
Sumitomo Mitsui Financial Group, Inc. 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (a)	274	269
Sumitomo Mitsui Financial Group, Inc., 5.138% 7/7/2034 (USD-SOFR + 1.05% on 7/7/2033) (a)	1,140	1,136
Sunoco, LP 7.00% 5/1/2029 (e)	30	31
Sunoco, LP 4.50% 5/15/2029	390	382
Sunoco, LP 4.50% 4/30/2030	35	34
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (e)	45	46
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (d)(e)(f)	6,917	6,883
Synopsys, Inc. 4.85% 4/1/2030	1,000	1,002
Synopsys, Inc. 5.15% 4/1/2035	1,410	1,403
Talen Energy Supply, LLC, Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.50%) 5.387% 11/25/2032 (f)(h)	44	44
Talen Energy Supply, LLC 6.125% 5/1/2031 (b)	125	125
Talen Energy Supply, LLC 6.375% 5/1/2033 (b)	150	150
Talos Production, Inc. 9.00% 2/1/2029 (e)	15	16
Talos Production, Inc. 9.375% 2/1/2031 (e)	55	58
Tenet Healthcare Corp. 6.125% 10/1/2028	17	17
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	455	455
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	200	208

American Funds Insurance Series	234

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
TGS ASA 8.50% 1/15/2030 (e)	USD200	$210
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	835	803
TotalEnergies Capital SA 5.488% 4/5/2054	1,500	1,450
TransDigm, Inc. 4.875% 5/1/2029	80	79
TransDigm, Inc. 6.875% 12/15/2030 (e)	85	87
TransDigm, Inc. 6.625% 3/1/2032 (e)	45	46
TransDigm, Inc. 6.375% 5/31/2033 (e)	75	76
TransDigm, Inc. 6.75% 1/31/2034 (e)	140	144
TransDigm, Inc. 6.125% 7/31/2034 (e)	75	75
Transocean International, Ltd. 8.75% 2/15/2030 (e)	28	29
Transocean International, Ltd. 6.80% 3/15/2038	35	33
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(g)(k)	100	95
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (d)(e)	251	248
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (d)(e)	100	99
Turkcell Iletisim Hizmetleri AS 7.45% 1/24/2030	840	863
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(e)	384	385
U.S. Treasury 3.625% 8/31/2027 (m)	8,649	8,599
U.S. Treasury 3.875% 6/30/2030	5,238	5,178
U.S. Treasury 3.875% 4/30/2031	9,600	9,463
U.S. Treasury 4.00% 11/15/2035 (m)	3,001	2,903
U.S. Treasury 4.375% 5/15/2036	2,740	2,726
U.S. Treasury 4.75% 11/15/2043	260	256
U.S. Treasury 4.625% 2/15/2046	3,500	3,360
U.S. Treasury 3.00% 8/15/2048	155	114
U.S. Treasury 4.75% 11/15/2053	289	280
U.S. Treasury 4.625% 5/15/2054	176	167
U.S. Treasury 4.625% 11/15/2055	1	1
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026 (c)	869	871
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)(m)	10,969	11,091
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)	3,619	1,916
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (c)	190	145
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)	2,956	2,585
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)(m)	8,251	7,603
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (c)(m)	9,543	8,805
Uber Technologies, Inc. 4.50% 8/15/2029 (e)	100	99
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (d)(j)	4,704	3,757
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (d)(j)	2,234	2,027
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (d)(j)	8,575	8,216
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (d)(j)	8,392	8,248
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (d)(j)	1,852	1,858
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (d)(j)	114	117
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (d)(j)	3,076	2,456
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (d)(j)	3,677	3,610
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (d)(j)	1,285	1,287
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (d)(j)	897	914
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (d)(j)	713	749
Union Pacific Corp. 5.10% 2/20/2035	500	507
United Mexican States 5.375% 3/22/2033	765	750
United Mexican States 6.00% 5/7/2036	970	969
United Mexican States 6.25% 8/27/2037	750	751
United Mexican States 6.125% 2/9/2038	1,788	1,756
United Mexican States 6.338% 5/4/2053	425	399
United Natural Foods, Inc. 6.75% 10/15/2028 (e)	65	65
United Rentals (North America), Inc. 3.875% 2/15/2031	130	123
UnitedHealth Group, Inc. 5.30% 6/15/2035	1,450	1,477
UnitedHealth Group, Inc. 5.95% 6/15/2055	1,450	1,495
Univision Communications, Inc. 4.50% 5/1/2029 (e)	250	239
US Foods, Inc. 4.625% 6/1/2030 (e)	35	34
Vail Resorts, Inc. 5.625% 7/15/2030 (e)	35	35
Vail Resorts, Inc. 6.50% 5/15/2032 (e)	20	20
Valvoline, Inc. 3.625% 6/15/2031 (e)	85	78

235	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (f)(g)(h)(i)	USD27	$23
Venator Material, LLC, Term Loan B, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (f)(g)(h)(i)	27	24
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 10/12/2028 (f)(g)(h)(i)(k)	58	— (l)
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (e)	35	33
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (e)	31	32
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (e)	110	103
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (e)	85	86
Venture Global LNG, Inc. 9.875% 2/1/2032 (e)	82	88
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (e)	50	51
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (e)	55	60
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (e)	115	120
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (e)	25	28
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (e)	85	90
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(d)(e)	438	440
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(e)(f)	632	633
Viasat, Inc. 7.50% 5/30/2031 (e)	500	506
Visa, Inc. 4.70% 2/12/2036	1,050	1,040
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (f)(h)	5	5
Voyager Parent, LLC 9.25% 7/1/2032 (e)	142	150
Warrior Met Coal, Inc. 7.875% 12/1/2028 (e)	71	72
Weatherford International, Ltd. 8.625% 4/30/2030 (e)	34	35
Weatherford International, Ltd. 6.75% 10/15/2033 (e)	115	117
WESCO Distribution, Inc. 5.25% 4/15/2031 (e)	25	25
WESCO Distribution, Inc. 6.625% 3/15/2032 (e)	150	155
WESCO Distribution, Inc. 5.50% 4/15/2034 (e)	40	40
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(e)	62	62
WMG Acquisition Corp. 3.75% 12/1/2029 (e)	110	105
WMG Acquisition Corp. 3.00% 2/15/2031 (e)	80	74
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (b)(i)	43	48
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (e)	35	35
Wynn Macau, Ltd. 6.75% 2/15/2034 (e)	875	870
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (e)	43	45
Yinson Boronia Production BV 8.947% 7/31/2042	1,763	1,941
		525,504
Total bonds, notes & other debt instruments (cost: $1,060,930,000)		1,020,167
Preferred securities 0.01%	Shares
U.S. dollars 0.01%
ACR III LSC Holdings, LLC, Series B, preferred shares (e)(g)(n)	47	89
Total preferred securities (cost: $50,000)		89
Common stocks 0.00%
U.S. dollars 0.00%
Altera Infrastructure, LP (g)(n)	1,441	62
Expand Energy Corp.	148	14
Venator Materials PLC (g)(n)	232	— (l)
Total common stocks (cost: $1,095,000)		76

American Funds Insurance Series	236

Capital World Bond Fund® (continued)
Investment funds 2.01%		Shares	Value (000)
Capital Group Central Corporate Bond Fund (o)		2,737,755	$22,942
Total investment funds (cost: $21,520,000)			22,942
Short-term securities 10.70%
Money market investments 10.51%
Capital Group Central Cash Fund 3.70% (o)(p)		1,201,957	120,184
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.19%
Egypt (Arab Republic of) 11/17/2026	21.315%	EGP57,500	1,079
Egypt (Arab Republic of) 5/11/2027	18.894	47,225	799
Egypt (Arab Republic of) 5/18/2027	18.981	16,625	280
			2,158
Total short-term securities (cost: $122,215,000)			122,342
Total investment securities 101.99% (cost: $1,205,810,000)			1,165,616
Other assets less liabilities (1.99)%			(22,785)
Net assets 100.00%			$1,142,831
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month Euro EURIBOR Futures	Short	72	12/14/2026	USD(20,036)	$(53)
3 Month SONIA Futures	Short	5	3/17/2027	(1,592)	(1)
2 Year Italy Government Bond Futures	Long	406	9/10/2026	49,660	47
2 Year Euro-Schatz Futures	Short	4	9/10/2026	(484)	(1)
2 Year Canadian Government Bond Futures	Long	230	9/29/2026	17,078	36
2 Year U.S. Treasury Note Futures	Long	1,583	10/5/2026	326,308	(298)
3 Year Australian Treasury Bond Futures	Short	828	9/16/2026	(59,960)	(241)
5 Year Euro-Bobl Futures	Long	479	9/10/2026	63,148	394
5 Year Canadian Government Bond Futures	Long	189	9/29/2026	15,072	76
5 Year U.S. Treasury Note Futures	Long	1,048	10/5/2026	112,185	253
10 Year Italy Government Bond Futures	Long	115	9/10/2026	15,682	140
10 Year French Government Bond Futures	Short	1	9/10/2026	(137)	(1)
10 Year Euro-Bund Futures	Short	471	9/10/2026	(68,530)	(702)
10 Year Australian Treasury Bond Futures	Long	293	9/15/2026	22,277	310
10 Year Japanese Government Bond Futures	Short	9	9/24/2026	(7,072)	(19)
10 Year Canadian Government Bond Futures	Short	136	9/29/2026	(11,614)	(110)
10 Year Ultra U.S. Treasury Note Futures	Long	56	9/30/2026	6,298	71
10 Year UK Gilt Futures	Long	23	9/30/2026	2,722	36
10 Year U.S. Treasury Note Futures	Long	2	9/30/2026	220	1
20 Year U.S. Treasury Bond Futures	Long	153	9/30/2026	17,366	394
30 Year Euro-Buxl Futures	Long	6	9/10/2026	763	13
30 Year Ultra U.S. Treasury Bond Futures	Long	252	9/30/2026	29,271	971
					$1,316

237	American Funds Insurance Series

Capital World Bond Fund® (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	5,688	THB	184,910	Standard Chartered Bank	7/6/2026	$120
THB	190,865	USD	5,871	Citibank	7/6/2026	(124)
USD	2,759	AUD	3,820	UBS AG	7/7/2026	115
AUD	3,820	USD	2,649	RBC Capital Markets	7/7/2026	(5)
USD	3,887	BRL	19,720	Morgan Stanley	7/9/2026	76
USD	9,786	CZK	204,370	Morgan Stanley	7/10/2026	164
USD	11,329	DKK	73,090	Bank of America	7/10/2026	150
COP	6,493,550	USD	1,800	Morgan Stanley	7/10/2026	95
USD	7,902	HUF	2,433,245	Bank of America	7/10/2026	90
USD	3,906	PLN	14,355	Citibank	7/10/2026	90
COP	6,550,985	USD	1,826	Citibank	7/10/2026	86
USD	8,234	KRW	12,617,630	Citibank	7/10/2026	76
USD	3,886	JPY	619,910	Citibank	7/10/2026	71
USD	3,155	HUF	968,405	Standard Chartered Bank	7/10/2026	46
USD	2,280	CAD	3,174	Morgan Stanley	7/10/2026	41
COP	2,367,390	USD	659	Citibank	7/10/2026	32
USD	4,312	MXN	74,900	RBC Capital Markets	7/10/2026	32
USD	4,679	BRL	24,060	HSBC Bank	7/10/2026	30
USD	2,026	GBP	1,510	Bank of New York Mellon	7/10/2026	23
EUR	1,821	SEK	20,010	HSBC Bank	7/10/2026	17
USD	1,954	RON	8,895	HSBC Bank	7/10/2026	15
USD	1,785	SGD	2,290	HSBC Bank	7/10/2026	14
ZAR	53,365	USD	3,241	Morgan Stanley	7/10/2026	14
USD	1,252	CZK	26,400	Morgan Stanley	7/10/2026	9
USD	225	PLN	825	Bank of America	7/10/2026	6
USD	1,166	MXN	20,350	Bank of America	7/10/2026	4
HUF	1,284,310	EUR	3,604	Bank of America	7/10/2026	3
USD	1,080	PEN	3,695	Citibank	7/10/2026	— (l)
DKK	46,980	EUR	6,287	HSBC Bank	7/10/2026	(1)
USD	3,284	PEN	11,230	Citibank	7/10/2026	(1)
USD	103	ZAR	1,705	Goldman Sachs	7/10/2026	(1)
USD	442	IDR	7,990,080	Goldman Sachs	7/10/2026	(3)
EUR	1,727	RON	9,075	JPMorgan Chase	7/10/2026	(4)
USD	1,428	GBP	1,080	Bank of New York Mellon	7/10/2026	(5)
CNH	8,150	USD	1,207	RBC Capital Markets	7/10/2026	(6)
USD	959	PHP	59,200	Morgan Stanley	7/10/2026	(6)
ILS	1,860	USD	633	Bank of America	7/10/2026	(8)
USD	1,203	TRY	57,000	JPMorgan Chase	7/10/2026	(10)
CHF	1,007	USD	1,269	Citibank	7/10/2026	(22)
PLN	6,680	EUR	1,574	Bank of America	7/10/2026	(24)
CZK	156,440	EUR	6,467	Citibank	7/10/2026	(27)
NOK	7,070	USD	745	Bank of America	7/10/2026	(31)
CZK	40,970	USD	1,969	UBS AG	7/10/2026	(40)
EUR	11,494	GBP	9,935	Standard Chartered Bank	7/10/2026	(40)
AUD	2,760	USD	1,953	Citibank	7/10/2026	(43)
NOK	19,435	EUR	1,769	HSBC Bank	7/10/2026	(58)
KRW	2,992,925	USD	1,996	Citibank	7/10/2026	(61)
BRL	19,800	USD	3,895	Morgan Stanley	7/10/2026	(69)
GBP	5,215	USD	6,988	Standard Chartered Bank	7/10/2026	(71)
SEK	22,545	USD	2,398	Goldman Sachs	7/10/2026	(71)
USD	6,603	INR	633,950	Standard Chartered Bank	7/10/2026	(91)
AUD	8,382	USD	5,908	BNP Paribas	7/10/2026	(106)
USD	4,133	COP	14,823,010	Morgan Stanley	7/10/2026	(193)
CLP	6,693,240	USD	7,491	Citibank	7/10/2026	(230)
CNH	738,590	USD	109,297	Goldman Sachs	7/10/2026	(459)
USD	9,818	THB	322,005	Goldman Sachs	7/13/2026	118

American Funds Insurance Series	238

Capital World Bond Fund® (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	7,851	GBP	5,870	Morgan Stanley	7/13/2026	$65
USD	5,990	MYR	24,270	BNP Paribas	7/13/2026	49
BRL	9,930	USD	1,908	Goldman Sachs	7/13/2026	9
CNH	17,045	USD	2,526	Bank of America	7/13/2026	(14)
USD	1,631	MYR	6,750	JPMorgan Chase	7/13/2026	(21)
MYR	41,643	USD	10,265	JPMorgan Chase	7/13/2026	(71)
CAD	28,480	USD	20,463	Morgan Stanley	7/13/2026	(370)
USD	1,709	JPY	273,490	Citibank	7/14/2026	25
EUR	2,910	CAD	4,691	UBS AG	7/14/2026	17
GBP	3,994	EUR	4,620	HSBC Bank	7/14/2026	16
EUR	1,010	USD	1,146	UBS AG	7/14/2026	9
CNH	29,820	USD	4,408	Citibank	7/14/2026	(12)
EUR	1,040	USD	1,209	JPMorgan Chase	7/14/2026	(20)
EUR	1,640	USD	1,905	Citibank	7/14/2026	(30)
JPY	2,459,772	EUR	13,290	HSBC Bank	7/14/2026	(49)
NOK	24,174	EUR	2,200	Bank of America	7/14/2026	(73)
JPY	5,484,950	USD	34,326	Bank of America	7/14/2026	(554)
EUR	53,185	USD	61,619	RBC Capital Markets	7/14/2026	(814)
USD	2,744	JPY	438,835	Goldman Sachs	7/15/2026	42
USD	809	NZD	1,390	RBC Capital Markets	7/15/2026	19
NZD	1,312	USD	766	Bank of America	7/15/2026	(20)
USD	5,751	MYR	23,305	JPMorgan Chase	7/22/2026	41
GBP	5,730	USD	7,592	HSBC Bank	7/23/2026	8
USD	1,848	CAD	2,615	Bank of America	7/23/2026	2
USD	7,719	AUD	10,690	UBS AG	7/24/2026	322
USD	7,643	JPY	1,208,530	Standard Chartered Bank	7/24/2026	196
THB	331,490	USD	9,932	Citibank	7/24/2026	57
USD	1,141	PLN	4,310	Goldman Sachs	7/24/2026	(5)
AUD	10,690	USD	7,651	Standard Chartered Bank	7/24/2026	(253)
JPY	1,208,530	USD	7,777	Morgan Stanley	7/24/2026	(329)
USD	14,662	EUR	12,480	Barclays Bank PLC	7/27/2026	386
EUR	12,480	USD	14,720	UBS AG	7/27/2026	(444)
EUR	555	USD	635	Bank of America	7/28/2026	— (l)
USD	631	EUR	555	HSBC Bank	7/28/2026	(4)
EUR	1,790	USD	2,048	Bank of America	8/5/2026	— (l)
EUR	18,315	USD	20,990	Citibank	8/5/2026	(30)
GBP	3,230	USD	4,399	Goldman Sachs	8/11/2026	(115)
USD	3,862	JPY	599,380	Barclays Bank PLC	8/12/2026	162
USD	1,465	NZD	2,530	Goldman Sachs	9/16/2026	24
USD	1,587	EUR	1,365	RBC Capital Markets	9/16/2026	22
USD	1,325	EUR	1,140	RBC Capital Markets	9/16/2026	18
GBP	1,185	USD	1,590	Standard Chartered Bank	9/16/2026	(18)
AUD	2,110	USD	1,481	Goldman Sachs	9/16/2026	(22)
KRW	1,710,000	USD	1,132	RBC Capital Markets	9/16/2026	(25)
THB	42,710	USD	1,319	Standard Chartered Bank	9/16/2026	(29)
CZK	88,320	USD	4,199	RBC Capital Markets	9/16/2026	(38)
USD	3,981	EUR	3,495	HSBC Bank	9/28/2026	(27)
						$(2,171)

239	American Funds Insurance Series

Capital World Bond Fund® (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	EUR9,730	$27	$—	$27
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	EUR9,720	27	—	27
4.254%	Annual	SONIA	Annual	5/9/2027	GBP4,083	13	—	13
3.5175%	Annual	SOFR	Annual	8/15/2027	USD24,180	(135)	—	(135)
SOFR	Annual	3.4925%	Annual	8/19/2027	USD67,090	396	—	396
6-month PLN-WIBOR	Semi-annual	4.14%	Annual	9/2/2027	PLN70,510	(55)	—	(55)
3.515%	Annual	6-month CZK-PRIBOR	Semi-annual	9/2/2027	CZK396,600	(102)	—	(102)
SOFR	Annual	3.2685%	Annual	9/9/2027	USD88,350	780	—	780
SOFR	Annual	3.3395%	Annual	9/23/2027	USD67,500	560	—	560
SOFR	Annual	3.28%	Annual	12/1/2027	USD4,480	46	—	46
3.73%	Annual	SONIA	Annual	3/10/2028	GBP14,930	(93)	—	(93)
3.85%	Annual	SONIA	Annual	3/11/2028	GBP14,920	(55)	—	(55)
4.04718%	Annual	SONIA	Annual	4/9/2028	GBP19,360	12	—	12
2.465%	Annual	3-month SEK-STIBOR	Quarterly	4/17/2028	SEK218,200	80	—	80
2.4335%	Annual	3-month SEK-STIBOR	Quarterly	4/20/2028	SEK174,640	55	—	55
SOFR	Annual	3.885%	Annual	5/29/2028	USD51,250	109	—	109
3-month SEK-STIBOR	Quarterly	2.4405%	Annual	6/3/2028	SEK93,620	(30)	—	(30)
3-month SEK-STIBOR	Quarterly	2.4006%	Annual	6/4/2028	SEK173,860	(42)	—	(42)
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR5,930	(22)	—	(22)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD10,000	148	—	148
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR2,690	46	—	46
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR2,690	46	—	46
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR2,690	46	—	46
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR2,500	50	—	50
3-month SEK-STIBOR	Quarterly	2.3527%	Annual	4/22/2030	SEK67,510	13	—	13
3-month SEK-STIBOR	Quarterly	2.3532%	Annual	4/22/2030	SEK67,510	13	—	13
2.518%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	EUR50,910	(469)	—	(469)
SOFR	Annual	3.507%	Annual	1/14/2031	USD28,100	453	—	453
3-month SEK-STIBOR	Quarterly	2.397%	Annual	2/10/2031	SEK45,000	13	—	13
3-month SEK-STIBOR	Quarterly	2.417%	Annual	2/10/2031	SEK45,000	9	—	9
2.4968%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	EUR4,200	(47)	—	(47)
3-month SEK-STIBOR	Quarterly	2.408%	Annual	2/11/2031	SEK45,000	11	—	11
3-month SEK-STIBOR	Quarterly	2.432%	Annual	2/11/2031	SEK45,000	6	—	6
3-month SEK-STIBOR	Quarterly	2.337%	Annual	2/17/2031	SEK45,600	26	—	26
3-month SEK-STIBOR	Quarterly	2.335%	Annual	2/17/2031	SEK22,400	13	—	13
2.4333%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	EUR2,100	(30)	—	(30)
4.0591%	Annual	SONIA	Annual	4/9/2031	GBP13,170	(4)	—	(4)
6-month EURIBOR	Semi-annual	2.66127%	Annual	4/16/2031	EUR24,580	79	—	79
6-month EURIBOR	Semi-annual	2.66317%	Annual	4/16/2031	EUR12,290	38	—	38
6-month EURIBOR	Semi-annual	2.71986%	Annual	4/16/2031	EUR12,290	2	—	2
4.131%	Annual	SONIA	Annual	4/22/2031	GBP7,430	28	—	28
4.3313%	Annual	SONIA	Annual	4/30/2031	GBP3,240	49	—	49
2.9348%	Annual	6-month EURIBOR	Semi-annual	5/7/2031	EUR2,170	23	—	23
2.8273%	Annual	6-month EURIBOR	Semi-annual	5/8/2031	EUR4,260	21	—	21
2.8283%	Annual	6-month EURIBOR	Semi-annual	5/8/2031	EUR1,820	9	—	9
2.8278%	Annual	6-month EURIBOR	Semi-annual	5/8/2031	EUR1,830	9	—	9
SONIA	Annual	4.4045%	Annual	5/12/2031	GBP6,240	(121)	—	(121)
SONIA	Annual	4.4215%	Annual	5/12/2031	GBP6,300	(128)	—	(128)
2.7178%	Annual	3-month SEK-STIBOR	Quarterly	5/18/2031	SEK44,500	51	—	51
2.5956%	Annual	3-month SEK-STIBOR	Quarterly	6/4/2031	SEK71,500	40	—	40
3.488%	Annual	SOFR	Annual	6/17/2031	USD941	(17)	—	(17)
3.2285%	Annual	SOFR	Annual	6/17/2031	USD650	(19)	—	(19)

American Funds Insurance Series	240

Capital World Bond Fund® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3.43574%	Annual	SOFR	Annual	6/17/2031	USD1,098	$(23)	$—	$(23)
3.403%	Annual	SOFR	Annual	6/17/2031	USD1,080	(24)	—	(24)
SOFR	Annual	3.928%	Annual	6/24/2033	USD642	— (l)	—	— (l)
SOFR	Annual	3.9365%	Annual	6/24/2033	USD879	(1)	—	(1)
SOFR	Annual	3.995%	Annual	6/24/2033	USD338	(2)	—	(2)
SOFR	Annual	4.0015%	Annual	6/24/2033	USD575	(3)	—	(3)
SOFR	Annual	4.031%	Annual	6/24/2033	USD946	(6)	—	(6)
2.8878%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR2,440	(2)	—	(2)
2.8803%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR2,450	(4)	—	(4)
2.8698%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR2,440	(7)	—	(7)
SOFR	Annual	3.825%	Annual	1/14/2036	USD15,510	201	—	201
2.8663%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR2,710	(8)	—	(8)
2.8563%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR2,800	(11)	—	(11)
SOFR	Annual	3.554%	Annual	6/17/2036	USD740	27	—	27
SOFR	Annual	3.73632%	Annual	6/17/2036	USD1,179	25	—	25
SOFR	Annual	3.79168%	Annual	6/17/2036	USD1,202	20	—	20
SOFR	Annual	3.801%	Annual	6/17/2036	USD1,040	17	—	17
2.9698%	Annual	6-month EURIBOR	Semi-annual	6/19/2036	EUR2,530	13	—	13
3-month SEK-STIBOR	Quarterly	2.8552%	Annual	6/22/2036	SEK26,470	(25)	—	(25)
SOFR	Annual	3.944%	Annual	9/9/2055	USD3,010	116	—	116
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR1,740	72	—	72
SOFR	Annual	3.9305%	Annual	9/23/2055	USD7,440	303	—	303
SONIA	Annual	4.71171%	Annual	4/9/2056	GBP4,620	61	—	61
SOFR	Annual	4.1445%	Annual	4/14/2056	USD2,611	10	—	10
SOFR	Annual	4.15%	Annual	4/14/2056	USD2,609	7	—	7
5.0393%	Annual	SONIA	Annual	5/12/2056	GBP1,800	101	—	101
5.0538%	Annual	SONIA	Annual	5/12/2056	GBP1,710	101	—	101
SOFR	Annual	4.29%	Annual	5/15/2056	USD2,380	(50)	—	(50)
SOFR	Annual	4.283%	Annual	5/29/2056	USD2,350	(47)	—	(47)
4.13862%	Annual	SOFR	Annual	6/17/2056	USD291	(1)	—	(1)
4.097%	Annual	SOFR	Annual	6/17/2056	USD253	(3)	—	(3)
4.07464%	Annual	SOFR	Annual	6/17/2056	USD284	(4)	—	(4)
3.909%	Annual	SOFR	Annual	6/17/2056	USD182	(8)	—	(8)
						$2,823	$—	$2,823
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL30,865	$(422)	$—	$(422)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL100,270	(1,185)	—	(1,185)
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL6,440	(9)	—	(9)
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL14,440	(14)	—	(14)
13.72%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	BRL37,150	(85)	—	(85)
13.43%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	BRL59,400	(260)	—	(260)
12.65%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2030	BRL37,870	(377)	—	(377)
13.03%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	BRL29,650	(277)	—	(277)
							$(2,629)	$—	$(2,629)

241	American Funds Insurance Series

Capital World Bond Fund® (continued)
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.EM.45	1.00%	Quarterly	6/20/2031	USD430	$8	$18	$(10)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	14,573	(320)	(249)	(71)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	12,326	(994)	(753)	(241)
					$(1,306)	$(984)	$(322)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 6/30/2026 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
ITRAXX.EUR.XO.45	5.00%	Quarterly	6/20/2031	EUR6,110	$766	$468	$297
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	19,190	492	472	21
					$1,258	$940	$318
Investments in affiliates (o)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Investment funds 2.01%
Capital Group Central Corporate Bond Fund	$22,734	$532	$—	$—	$(324)	$22,942	$533
Short-term securities 10.51%
Money market investments 10.51%
Capital Group Central Cash Fund 3.70% (p)	114,160	336,494	330,462	10	(18)	120,184	1,586
Total 12.52%				$10	$(342)	$143,126	$2,119
Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CSN Inova Ventures 6.75% 1/28/2028	12/5/2025-3/16/2026	$5,472	$4,888	0.43%
General Motors Financial Co., Inc. 3.70% 7/14/2031	1/28/2026-1/29/2026	1,288	1,211	0.11
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)	5/19/2020	565	577	0.05
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026-4/20/2026	151	150	0.01
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026-4/20/2026	126	125	0.01
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (i)	12/23/2025-3/23/2026	43	48	— (s)
Total		$7,645	$6,999	0.61%

American Funds Insurance Series	242

Capital World Bond Fund® (continued)
(a)	Step bond; coupon rate may change at a later date.
(b)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $155,631,000, which represented 13.62% of the net assets of the fund.

(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)	Value determined using significant unobservable inputs.
(h)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Represents securities transacted on a TBA basis.
(k)	Scheduled interest and/or principal payment was not received.
(l)	Amount less than one thousand.
(m)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $17,708,000, which represented 1.55% of the net assets of the fund.
(n)	Non-income producing.
(o)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(p)	Rate represents the seven-day yield at 6/30/2026.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(s)	Amount less than 0.01%.

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros

EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
KZT = Kazakhstani tenge
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
NZD = New Zealand dollars
PEN = Peruvian nuevos soles
PHP = Philippine pesos
PIK = Payment In Kind
PLN = Polish zloty

PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
STIBOR = Stockholm Interbank Offered Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

243	American Funds Insurance Series

American High-Income Trust
Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 87.33%	Principal amount (000)	Value (000)
Corporate bonds and notes 83.33%
Communication services 13.03%
Altice France 6.50% 4/15/2032 (a)	USD3,098	$2,997
Altice France 6.875% 7/15/2032 (a)	1,632	1,584
Altice France SA 10.00% 1/15/2033 (a)	130	128
Beignet Investor, LLC 6.581% 5/30/2049 (a)	365	373
CCO Holdings, LLC 5.00% 2/1/2028 (a)	866	856
CCO Holdings, LLC 5.375% 6/1/2029 (a)	535	524
CCO Holdings, LLC 6.375% 9/1/2029 (a)	370	370
CCO Holdings, LLC 4.75% 3/1/2030 (a)	1,066	1,011
CCO Holdings, LLC 4.50% 8/15/2030 (a)	2,194	2,041
CCO Holdings, LLC 4.25% 2/1/2031 (a)	2,879	2,595
CCO Holdings, LLC 7.375% 3/1/2031 (a)	60	60
CCO Holdings, LLC 4.75% 2/1/2032 (a)	1,908	1,703
CCO Holdings, LLC 4.50% 5/1/2032	1,269	1,121
CCO Holdings, LLC 7.00% 2/1/2033 (a)	825	810
CCO Holdings, LLC 4.50% 6/1/2033 (a)	2,017	1,752
CCO Holdings, LLC 4.25% 1/15/2034 (a)	4,042	3,426
CCO Holdings, LLC 7.375% 2/1/2036 (a)	930	913
Charter Communications Operating, LLC 3.50% 3/1/2042	3,245	2,244
Charter Communications Operating, LLC 5.75% 4/1/2048	875	737
Charter Communications Operating, LLC 4.80% 3/1/2050	602	449
Charter Communications Operating, LLC 3.70% 4/1/2051	393	244
Charter Communications Operating, LLC 3.90% 6/1/2052	1,580	1,008
Charter Communications Operating, LLC 5.25% 4/1/2053	773	603
Charter Communications Operating, LLC 6.70% 12/1/2055	211	201
Charter Communications Operating, LLC 3.85% 4/1/2061	145	85
Charter Communications Operating, LLC 4.40% 12/1/2061	265	171
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	485	487
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	245	245
Connect Finco SARL 9.00% 9/15/2029 (a)	6,760	7,122
Connect Holding II, LLC 10.50% 4/3/2031 (a)	945	947
Cumulus Media New Holdings, Inc. 8.00% 7/1/2029 (a)(b)	285	45
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	266	266
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	2,460	2,507
DIRECTV Financing, LLC 10.00% 2/15/2031 (a)	1,229	1,276
Discovery Communications, LLC 5.00% 9/20/2037	60	47
Discovery Communications, LLC 6.35% 6/1/2040	130	108
Discovery Global Holdings, Inc. 4.054% 3/15/2029	386	382
Discovery Global Holdings, Inc. 4.279% 3/15/2032	1,494	1,342
Discovery Global Holdings, Inc. 5.05% 3/15/2042	4,365	3,203
Discovery Global Holdings, Inc. 5.141% 3/15/2052	161	108
DISH Network Corp. 11.75% 11/15/2027 (a)	11,088	11,401
E. W. Scripps Co. 9.875% 8/15/2030 (a)	60	53
EchoStar Corp. 10.75% 11/30/2029	5,123	5,539
EchoStar Corp. 6.75% Cash 11/30/2030 (c)	5,450	5,548
Embarq, LLC 7.995% 6/1/2036	3,714	1,077
Gray Media, Inc. 10.50% 7/15/2029 (a)	2,981	3,148
Gray Media, Inc. 4.75% 10/15/2030 (a)	656	472
Gray Media, Inc. 5.375% 11/15/2031 (a)	2,108	1,416
Gray Media, Inc. 9.625% 7/15/2032 (a)	2,568	2,481
Grupo Televisa, SAB 8.50% 3/11/2032	66	71
Lamar Media Corp. 3.625% 1/15/2031	300	280
Lamar Media Corp. 5.375% 11/1/2033 (a)	430	422
Ligado Networks, LLC 17.50% PIK 11/1/2023 (a)(b)(c)	2,777	1,236
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	618	639
Live Nation Entertainment, Inc. 3.75% 1/15/2028 (a)	210	206
News Corp. 3.875% 5/15/2029 (a)	255	247
Nexstar Media, Inc. 6.50% 9/15/2033 (a)	4,460	4,463
Nexstar Media, Inc. 7.25% 4/15/2034 (a)	6,955	6,944
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (a)	385	403
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (a)	445	473

American Funds Insurance Series	244

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Paramount Global 7.875% 7/30/2030	USD110	$116
Paramount Global 6.875% 4/30/2036	345	324
Scripps Escrow II, Inc. 3.875% 1/15/2029 (a)	235	215
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)	930	956
Sirius XM Radio, LLC 5.00% 8/1/2027 (a)	420	420
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	2,894	2,820
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	245	245
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	3,055	2,877
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	3,746	3,404
Sirius XM Radio, LLC 5.875% 4/15/2032 (a)	1,230	1,216
Snap, Inc. 6.875% 3/1/2033 (a)	80	78
Space Exploration Technologies Corp. 5.35% 7/15/2031 (a)	126	126
Space Exploration Technologies Corp. 5.65% 7/15/2033 (a)	128	127
Space Exploration Technologies Corp. 5.875% 7/15/2036 (a)	125	123
Space Exploration Technologies Corp. 6.60% 7/15/2046 (a)	95	92
Space Exploration Technologies Corp. 6.65% 7/15/2056 (a)	65	63
Stagwell Global, LLC 5.625% 8/15/2029 (a)	840	811
Univision Communications, Inc. 4.50% 5/1/2029 (a)	1,895	1,811
Univision Communications, Inc. 7.375% 6/30/2030 (a)	1,532	1,537
Univision Communications, Inc. 8.50% 7/31/2031 (a)	395	397
Univision Communications, Inc. 9.375% 8/1/2032 (a)	2,955	3,005
Univision Communications, Inc. 8.875% 4/15/2033 (a)	1,030	1,015
Verizon Communications, Inc. 2.355% 3/15/2032	16	14
Verizon Communications, Inc. 4.75% 1/15/2033	64	63
Verizon Communications, Inc. 5.75% 11/30/2045	14	14
Verizon Communications, Inc. 5.875% 11/30/2055	38	37
Verizon Communications, Inc. 6.00% 11/30/2065	17	16
Versant Media Group, Inc. 7.25% 1/30/2031 (a)	1,365	1,413
VMED 02 UK Financing I PLC 4.25% 1/31/2031 (a)	455	375
Ziggo BV 4.875% 1/15/2030 (a)	215	202
		116,522

Energy 12.28%
Aker BP ASA 5.25% 10/30/2035 (a)	160	156
Antero Midstream Partners, LP 5.75% 7/1/2034 (a)	480	474
Archrock Partners, LP 6.625% 9/1/2032 (a)	525	536
Archrock Services, LP 6.00% 2/1/2034 (a)	455	453
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	1,080	1,080
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	975	988
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	795	804
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	1,655	1,625
BKV Upstream Midstream, LLC 7.50% 10/15/2030 (a)	483	485
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	105	108
Blue Racer Midstream, LLC 7.25% 7/15/2032 (a)	35	36
Borr IHC, Ltd. 8.75% 1/15/2032 (a)	787	769
Borr IHC, Ltd. 9.00% 1/15/2034 (a)	389	376
Bristow Group, Inc. 6.75% 2/1/2033 (a)	700	702
Caturus Energy, LLC 8.50% 2/15/2030 (a)	1,020	1,063
Caturus Energy, LLC 7.125% 5/15/2031 (a)	733	726
Chord Energy Corp. 6.75% 3/15/2033 (a)	820	833
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	795	818
CNX Midstream Partners, LP 4.75% 4/15/2030 (a)	235	224
CNX Resources Corp. 7.375% 1/15/2031 (a)	576	590
CNX Resources Corp. 7.25% 3/1/2032 (a)	1,795	1,850
CNX Resources Corp. 5.875% 3/1/2034 (a)	690	672
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	295	291
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	635	599
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	1,825	1,922

245	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	USD1,460	$1,473
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	1,151	1,145
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	487	502
Energean Israel Finance, Ltd. 5.375% 3/30/2028 (a)	515	510
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	865	831
Energy Transfer, LP 6.00% 2/1/2029 (a)	45	45
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (a)	200	200
Ferrellgas, LP 5.875% 4/1/2029 (a)	60	58
FORESEA Holding SA 7.50% 6/15/2030	24	24
Genesis Energy, LP 8.875% 4/15/2030	1,020	1,068
Genesis Energy, LP 7.875% 5/15/2032	2,315	2,388
Genesis Energy, LP 6.75% 3/15/2034	1,820	1,807
Global Partners, LP 6.875% 1/15/2029	110	111
Global Partners, LP 8.25% 1/15/2032 (a)	480	503
Global Partners, LP 7.125% 7/1/2033 (a)	320	324
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (a)	330	337
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	135	140
Harvest Midstream I, LP 6.75% 5/15/2034 (a)	540	548
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	645	650
Hess Midstream Operations, LP 6.50% 6/1/2029 (a)	575	587
Hess Midstream Operations, LP 4.25% 2/15/2030 (a)	1,000	965
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)	290	289
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	527	519
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	558	541
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	395	383
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	223	232
Infinity Natural Resources, LLC 7.625% 4/1/2031 (a)	1,390	1,382
Kodiak Gas Services, LLC 5.875% 4/1/2031 (a)	515	517
Kodiak Gas Services, LLC 6.50% 10/1/2033 (a)	260	264
Kodiak Gas Services, LLC 6.75% 10/1/2035 (a)	215	221
Kraken Oil & Gas Partners, LLC 7.125% 5/15/2031 (a)	565	553
Matador Resources Co. 6.50% 4/15/2032 (a)	600	604
Matador Resources Co. 6.25% 4/15/2033 (a)	1,035	1,032
Matador Resources Co. 6.00% 4/15/2034 (a)	625	610
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(b)(d)	739	— (e)
Murphy Oil Corp. 6.00% 10/1/2032	340	339
Murphy Oil USA, Inc. 3.75% 2/15/2031 (a)	680	636
Murphy Oil USA, Inc. 5.875% 6/1/2034 (a)	365	366
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	1,020	1,067
Nabors Industries, Inc. 7.625% 11/15/2032 (a)	1,285	1,316
New Fortress Energy, Inc. 6.50% 9/30/2026 (a)(b)	745	128
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (a)(c)	6,811	6,191
NFE Financing, LLC 12.00% 11/15/2029 (a)(b)	18,263	6,465
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	85	88
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	405	422
Noble Finance II, LLC 8.00% 4/15/2030 (a)	1,108	1,149
Noble Finance II, LLC 6.25% 6/15/2034 (a)	1,030	1,010
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	300	309
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	1,050	1,044
Occidental Petroleum Corp. 6.60% 3/15/2046	872	931
Occidental Petroleum Corp. 6.05% 10/1/2054	995	1,011
Oceaneering International, Inc. 6.875% 7/15/2034 (a)	465	473
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (a)	356	352
Par Petroleum, LLC 7.375% 6/1/2034 (a)	465	471
Parex Resources, Inc. 8.50% 5/11/2031 (a)	385	391
Petrobras Global Finance BV 5.125% 9/10/2030	1,145	1,126
Petroleos Mexicanos 8.75% 6/2/2029	730	781
Petroleos Mexicanos 6.84% 1/23/2030	750	771
Petroleos Mexicanos 5.95% 1/28/2031	1,460	1,444
Petroleos Mexicanos 7.69% 1/23/2050	155	145

American Funds Insurance Series	246

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Petroleos Mexicanos 6.95% 1/28/2060	USD265	$223
Raizen Fuels Finance SA 6.25% 7/8/2032	635	349
Range Resources Corp. 4.75% 2/15/2030 (a)	235	230
Schlumberger Investment SA 4.80% 5/7/2033	32	32
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	200	210
Seadrill Finance, Ltd. 6.75% 7/15/2034 (a)	505	488
SM Energy Co. 8.375% 7/1/2028 (a)	615	630
SM Energy Co. 8.625% 11/1/2030 (a)	485	510
SM Energy Co. 8.75% 7/1/2031 (a)	1,832	1,914
SM Energy Co. 9.625% 6/15/2033 (a)	240	263
SM Energy Co. 6.625% 4/15/2034 (a)	470	463
Solaris Oilfield Infrastructure, LLC 6.375% 5/15/2031 (a)	540	546
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)	280	266
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	1,485	1,548
Sunoco, LP 5.875% 7/15/2027 (a)	445	445
Sunoco, LP 5.875% 3/15/2028	240	240
Sunoco, LP 7.00% 5/1/2029 (a)	250	257
Sunoco, LP 4.50% 5/15/2029	1,790	1,751
Sunoco, LP 4.50% 10/1/2029 (a)	130	126
Sunoco, LP 4.625% 5/1/2030 (a)	365	353
Sunoco, LP 5.625% 3/15/2031 (a)	895	889
Sunoco, LP 5.375% 7/15/2031 (a)	245	242
Sunoco, LP 7.25% 5/1/2032 (a)	1,110	1,152
Sunoco, LP 6.625% 8/15/2032 (a)	215	219
Sunoco, LP 6.25% 7/1/2033 (a)	675	681
Sunoco, LP 5.875% 3/15/2034 (a)	675	666
Sunoco, LP 5.625% 7/15/2034 (a)	395	386
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(f)	1,475	1,535
Talos Production, Inc. 9.00% 2/1/2029 (a)	820	855
Talos Production, Inc. 9.375% 2/1/2031 (a)	1,125	1,182
Targa Resources Partners, LP 5.50% 3/1/2030	272	274
Targa Resources Partners, LP 4.875% 2/1/2031	150	149
TGS ASA 8.50% 1/15/2030 (a)	590	620
Tidewater, Inc. 9.125% 7/15/2030 (a)	120	128
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	274	281
Transocean International, Ltd. 8.75% 2/15/2030 (a)	290	301
Transocean International, Ltd. 8.50% 5/15/2031 (a)	650	675
Transocean International, Ltd. 7.875% 10/15/2032 (a)	240	251
Transocean International, Ltd. 6.80% 3/15/2038	355	329
USA Compression Partners, LP 7.125% 3/15/2029 (a)	355	364
USA Compression Partners, LP 6.25% 10/1/2033 (a)	870	863
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)	890	849
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	270	277
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	1,605	1,507
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	1,355	1,209
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (a)	1,115	1,128
Venture Global LNG, Inc. 9.50% 2/1/2029 (a)	335	361
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	545	556
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	2,435	2,536
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	735	785
Venture Global LNG, Inc. 6.625% 6/15/2036 (a)	360	355
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (a)(f)	343	335
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	1,179	1,207
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	695	763
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	1,405	1,465
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	455	474
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	805	903
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	1,220	1,294

247	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Vista Energy Argentina S.A.U 7.875% 4/8/2038 (a)	USD124	$128
Weatherford International, Ltd. 8.625% 4/30/2030 (a)	1,140	1,159
Weatherford International, Ltd. 6.75% 10/15/2033 (a)	1,150	1,174
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	330	339
YPF SA 8.75% 9/11/2031	160	170
		109,829

Consumer discretionary 10.90%
Acushnet Co. 5.625% 12/1/2033 (a)	400	399
Advance Auto Parts, Inc. 5.95% 3/9/2028	598	605
Advance Auto Parts, Inc. 3.90% 4/15/2030	615	579
Advance Auto Parts, Inc. 3.50% 3/15/2032	534	471
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	460	454
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	455	453
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	1,350	1,388
Allied Universal Holdco, LLC 7.875% 2/15/2031 (a)	355	371
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	575	591
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	1,060	1,033
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)	405	388
Bath & Body Works, Inc. 6.875% 11/1/2035	546	559
Bath & Body Works, Inc. 6.75% 7/1/2036	140	140
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	1,025	990
Brightstar Lottery PLC 5.75% 1/15/2033 (a)	1,625	1,594
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	1,159	1,115
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	1,600	1,610
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	1,835	1,791
Caesars Entertainment, Inc. 6.00% 10/15/2032 (a)	1,305	1,184
Carnival Corp., Ltd. 4.00% 8/1/2028 (a)	1,080	1,061
Carnival Corp., Ltd. 5.125% 5/1/2029 (a)	725	724
Carnival Corp., Ltd. 7.00% 8/15/2029 (a)	110	114
Carnival Corp., Ltd. 5.75% 3/15/2030 (a)	105	106
Carnival Corp., Ltd. 5.75% 8/1/2032 (a)	3,021	3,054
Carnival Corp., Ltd. 6.125% 2/15/2033 (a)	3,420	3,463
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	480	503
Cyprium Corp. 6.125% 4/15/2031 (a)	545	546
Cyprium Corp. 6.375% 4/15/2034 (a)	857	857
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	850	827
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	760	746
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	1,170	1,121
Ford Motor Co. 3.25% 2/12/2032	2,315	2,041
Ford Motor Credit Co., LLC 4.271% 1/9/2027	495	494
Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	113
Ford Motor Credit Co., LLC 5.918% 3/20/2028	200	203
Ford Motor Credit Co., LLC 6.798% 11/7/2028	280	289
Ford Motor Credit Co., LLC 5.113% 5/3/2029	290	288
Ford Motor Credit Co., LLC 5.875% 11/7/2029	225	228
Ford Motor Credit Co., LLC 7.20% 6/10/2030	305	322
Ford Motor Credit Co., LLC 5.73% 9/5/2030	1,503	1,512
Ford Motor Credit Co., LLC 4.00% 11/13/2030	455	428
Ford Motor Credit Co., LLC 6.05% 3/5/2031	475	482
Ford Motor Credit Co., LLC 3.625% 6/17/2031	365	333
Ford Motor Credit Co., LLC 6.532% 3/19/2032	1,815	1,877
Ford Motor Credit Co., LLC 5.753% 4/6/2033	1,754	1,740
Ford Motor Credit Co., LLC 7.122% 11/7/2033	335	357
Ford Motor Credit Co., LLC 6.125% 3/8/2034	1,275	1,284
Ford Motor Credit Co., LLC 6.50% 2/7/2035	2,290	2,346
Ford Motor Credit Co., LLC 5.869% 10/31/2035	3,325	3,257
Ford Motor Credit Co., LLC 6.467% 5/22/2036	1,895	1,926

American Funds Insurance Series	248

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Gaia Purchaser, Inc. 7.625% 7/15/2033 (a)	USD385	$390
Gap, Inc. 3.625% 10/1/2029 (a)	140	132
Gap, Inc. 3.875% 10/1/2031 (a)	88	80
General Motors Financial Co., Inc. 5.90% 1/7/2035	440	452
Genting New York, LLC 7.25% 10/1/2029 (a)	394	405
Goodyear Tire & Rubber Co. 8.875% 7/15/2032	615	621
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	1,414	1,416
Hilton Domestic Operating Co., Inc. 5.50% 9/15/2031 (a)	1,160	1,164
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	491	480
International Game Technology PLC 5.25% 1/15/2029 (a)	885	883
KB Home 6.875% 6/15/2027	185	186
KB Home 7.25% 7/15/2030	275	281
Kontoor Brands, Inc. 4.125% 11/15/2029 (a)	305	292
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	2,830	2,757
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	1,135	1,183
Levi Strauss & Co. 3.50% 3/1/2031 (a)	1,090	1,010
Light and Wonder International, Inc. 6.25% 10/1/2033 (a)	330	328
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	905	867
Lithia Motors, Inc. 5.50% 10/1/2030 (a)	520	514
Lithia Motors, Inc. 4.375% 1/15/2031 (a)	485	460
Macy’s Retail Holdings, LLC 7.375% 8/1/2033 (a)	375	394
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (a)	380	367
MGM Resorts International 5.50% 4/15/2027	165	165
Newell Brands, Inc. 8.50% 6/1/2028 (a)	655	685
Newell Brands, Inc. 6.625% 9/15/2029	750	763
Newell Brands, Inc. 6.375% 5/15/2030	955	969
Newell Brands, Inc. 6.625% 5/15/2032	1,655	1,677
Newell Brands, Inc. 7.375% 4/1/2036	525	533
Newell Brands, Inc. 7.50% 4/1/2046	235	219
Nissan Motor Acceptance Co., LLC 5.30% 9/13/2027 (a)	300	299
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (a)	1,315	1,294
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (a)	290	287
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (a)	295	290
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (a)	1,410	1,454
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	1,385	1,436
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	3,645	3,862
Party City Holdings, Inc. 0% 10/12/2028 (d)	500	— (e)
Party City Holdings, Inc. 0% 8/27/2030 (d)	2,510	50
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	407	416
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	550	540
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	485	498
RHP Hotel Properties, LP 5.75% 3/15/2034 (a)	575	570
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	431	420
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	141	140
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	610	591
Sally Holdings, LLC 6.75% 4/1/2032	1,727	1,765
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	1,510	1,292
Sekisui House U.S., Inc. 6.00% 1/15/2043	343	315
Service Corp. International 3.375% 8/15/2030	160	149
Service Corp. International 4.00% 5/15/2031	430	406
Service Corp. International 5.75% 10/15/2032	165	166
Six Flags Entertainment Corp. 8.625% 1/15/2032 (a)	625	644
Somnigroup International, Inc. 4.00% 4/15/2029 (a)	80	77
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	1,964	1,891
Station Casinos, LLC 4.625% 12/1/2031 (a)	625	594
Station Casinos, LLC 6.625% 3/15/2032 (a)	265	269
TopBuild Corp. 5.625% 1/31/2034 (a)	735	745
Travel + Leisure Co. 4.50% 12/1/2029 (a)	825	799
Travel + Leisure Co. 4.625% 3/1/2030 (a)	165	160
Travel + Leisure Co. 6.25% 6/1/2031 (a)	620	624

249	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	USD2,260	$2,187
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	260	260
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	735	749
Valvoline, Inc. 3.625% 6/15/2031 (a)	525	485
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)	10	10
Wayfair, Inc. 6.75% 11/15/2032 (a)	100	103
Whirlpool Corp. 7.50% 7/1/2031 (a)	315	320
Whirlpool Corp. 7.875% 7/1/2034 (a)	405	408
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	460	454
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (a)	759	750
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	292	290
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	782	827
Wynn Resorts Finance, LLC 6.25% 3/15/2033 (a)	600	603
		97,519

Financials 8.88%
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028 (a)	255	257
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	1,450	1,420
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	1,113	1,111
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	2,940	2,922
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	1,370	1,321
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	1,375	1,391
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	1,430	1,390
Aretec Group, Inc. 7.50% 4/1/2029 (a)	2,653	2,645
Aretec Group, Inc. 10.00% 8/15/2030 (a)	565	596
Asurion, LLC 8.00% 12/31/2032 (a)	335	338
Asurion, LLC 8.375% 2/1/2034 (a)	975	903
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (a)(f)	760	749
Blackstone Private Credit Fund 5.95% 7/16/2029	676	676
Blackstone Private Credit Fund 5.35% 3/12/2031	424	408
Blackstone Private Credit Fund 5.95% 5/15/2031	50	49
Blackstone Private Credit Fund 6.00% 11/22/2034	660	636
Block, Inc. 5.625% 8/15/2030 (a)	930	933
Block, Inc. 3.50% 6/1/2031	396	365
Block, Inc. 6.50% 5/15/2032	765	781
Block, Inc. 6.00% 8/15/2033 (a)	195	196
Blue Owl Credit Income Corp. 6.65% 3/15/2031	315	315
Cipher Compute, LLC 7.125% 11/15/2030 (a)	650	676
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	3,421	3,250
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	2,439	2,126
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	3,840	3,661
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	660	600
CRC Insurance Group, LLC 7.125% 6/1/2031 (a)	300	299
FS KKR Capital Corp. 6.875% 8/15/2029	272	273
FS KKR Capital Corp. 6.125% 1/15/2031	320	308
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029	52	52
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030	52	53
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	50	49
Hightower Holding, LLC 6.75% 4/15/2029 (a)	945	946
Hightower Holding, LLC 9.125% 1/31/2030 (a)	179	187
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	635	616
HUB International, Ltd. 7.25% 6/15/2030 (a)	712	731
HUB International, Ltd. 7.375% 1/31/2032 (a)	866	882
ION Platform Finance US, Inc. 4.625% 5/1/2028 (a)	255	232
ION Platform Finance US, Inc. 5.00% 5/1/2028 (a)	85	78
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	4,035	3,604
ION Platform Finance US, Inc. 9.50% 5/30/2029 (a)	2,455	2,243

American Funds Insurance Series	250

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
ION Platform Finance US, Inc. 9.00% 8/1/2029 (a)	USD1,711	$1,524
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	1,820	1,321
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	1,265	1,216
Jane Street Group, LLC 7.125% 4/30/2031 (a)	111	115
Jane Street Group, LLC 6.75% 5/1/2033 (a)	1,545	1,590
MSCI, Inc. 3.875% 2/15/2031 (a)	425	403
MSCI, Inc. 3.625% 11/1/2031 (a)	211	196
Navient Corp. 5.00% 3/15/2027	1,873	1,859
Navient Corp. 5.50% 3/15/2029	3,520	3,381
Navient Corp. 9.375% 7/25/2030	1,347	1,370
Navient Corp. 11.50% 3/15/2031	950	1,003
Navient Corp. 9.375% 10/15/2031	715	713
Navient Corp. 7.875% 6/15/2032	1,373	1,287
Navient Corp. 5.625% 8/1/2033	1,807	1,495
OneMain Finance Corp. 3.875% 9/15/2028	135	131
OneMain Finance Corp. 5.375% 11/15/2029	960	944
OneMain Finance Corp. 7.875% 3/15/2030	760	792
OneMain Finance Corp. 6.125% 5/15/2030	1,520	1,521
OneMain Finance Corp. 4.00% 9/15/2030	205	190
OneMain Finance Corp. 7.50% 5/15/2031	105	109
OneMain Finance Corp. 7.125% 11/15/2031	1,110	1,133
OneMain Finance Corp. 7.125% 9/15/2032	1,580	1,609
OneMain Finance Corp. 6.50% 3/15/2033	800	788
OneMain Finance Corp. 6.75% 9/15/2033	525	520
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)	1,210	1,213
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	2,720	2,732
Oxford Finance, LLC 7.75% 5/15/2031 (a)	760	754
PennyMac Financial Services, Inc. 4.25% 2/15/2029 (a)	106	101
PennyMac Financial Services, Inc. 7.875% 12/15/2029 (a)	134	139
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	365	358
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (a)	430	420
Rocket Cos., Inc. 6.125% 8/1/2031 (a)	420	429
Rocket Cos., Inc. 7.125% 2/1/2032 (a)	315	327
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	600	579
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	750	738
SLM Corp. 6.50% 1/31/2030	147	149
Starwood Property Trust, Inc. 4.375% 1/15/2027 (a)	545	545
Starwood Property Trust, Inc. 5.25% 10/15/2028 (a)	845	842
Starwood Property Trust, Inc. 7.25% 4/1/2029 (a)	500	517
Starwood Property Trust, Inc. 5.875% 8/15/2029 (a)	520	522
Starwood Property Trust, Inc. 6.50% 7/1/2030 (a)	340	348
Starwood Property Trust, Inc. 6.50% 10/15/2030 (a)	320	328
Starwood Property Trust, Inc. 6.125% 6/1/2031 (a)	35	35
Stonebriar ABF Issuer, LLC 7.00% 8/15/2031 (a)	460	460
Voyager Parent, LLC 9.25% 7/1/2032 (a)	2,275	2,407
		79,421

Health care 7.32%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	4,198	4,255
Accendra Health, Inc. 9.00% 6/15/2032 (a)	4,272	3,980
Accendra Health, Inc. 9.75% 6/15/2033 (a)	5,430	3,712
Accendra Health, Inc. 9.75% 6/15/2033 (a)	938	641
Adapthealth, LLC 6.125% 8/1/2028 (a)	150	150
Adapthealth, LLC 4.625% 8/1/2029 (a)	481	465
Adapthealth, LLC 5.125% 3/1/2030 (a)	5	5
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (a)	410	426
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)	190	182
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	1,695	1,678

251	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Bausch + Lomb Corp. 8.375% 10/1/2028 (a)	USD170	$175
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	1,766	1,764
Bausch Health Cos., Inc. 5.00% 1/30/2028 (a)	507	450
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)	895	828
Bausch Health Cos., Inc. 11.00% 9/30/2028 (a)	181	185
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)	797	511
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	922	545
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (a)	1,590	1,563
Centene Corp. 2.45% 7/15/2028	480	456
Centene Corp. 4.625% 12/15/2029	1,475	1,432
Centene Corp. 3.375% 2/15/2030	147	137
Centene Corp. 3.00% 10/15/2030	610	552
Centene Corp. 2.50% 3/1/2031	1,735	1,517
Centene Corp. 2.625% 8/1/2031	400	349
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)	156	153
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (a)	420	416
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	1,960	1,851
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (a)	579	533
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	86	93
DaVita, Inc. 4.625% 6/1/2030 (a)	1,135	1,100
DaVita, Inc. 6.875% 9/1/2032 (a)	1,125	1,161
DaVita, Inc. 6.75% 7/15/2033 (a)	1,435	1,482
Encompass Health Corp. 5.875% 6/1/2034 (a)	405	405
Endo Finance Holdings, LP 8.50% 4/15/2031 (a)	2,130	2,240
Grifols SA 4.75% 10/15/2028 (a)	465	456
HCA, Inc. 7.50% 11/15/2095	175	189
Insulet Corp. 6.50% 4/1/2033 (a)	47	48
IQVIA, Inc. 6.25% 6/1/2032 (a)	1,225	1,247
Jazz Securities DAC 4.375% 1/15/2029 (a)	421	413
Medline Borrower, LP 3.875% 4/1/2029 (a)	1,680	1,632
Medline Borrower, LP 6.25% 4/1/2029 (a)	63	64
Medline Borrower, LP 5.00% 6/15/2031 (a)	104	104
Medline Borrower, LP 5.25% 6/15/2033 (a)	33	33
Molina Healthcare, Inc. 4.375% 6/15/2028 (a)	510	501
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	1,794	1,674
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	1,430	1,457
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	3,715	3,361
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	1,250	1,253
Organon & Co. 4.125% 4/30/2028 (a)	325	321
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	175	167
Radiology Partners, Inc. 9.78% PIK 2/15/2030 (a)(c)	1,985	1,972
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	2,445	2,555
Sotera Health Holdings, LLC 7.375% 6/1/2031 (a)	525	545
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	1,125	1,140
Team Health Holdings, Inc. 8.375% 6/30/2028 (a)	215	216
Tenet Healthcare Corp. 5.125% 11/1/2027	370	370
Tenet Healthcare Corp. 4.25% 6/1/2029	1,485	1,444
Tenet Healthcare Corp. 4.375% 1/15/2030	745	722
Tenet Healthcare Corp. 6.75% 5/15/2031	890	912
Tenet Healthcare Corp. 6.875% 11/15/2031	85	91
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	377	377
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	345	353
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	3,445	3,446
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	330	354
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	1,240	1,287
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	1,142	882
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	505	518
		65,496

American Funds Insurance Series	252

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Materials 6.76%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)	USD810	$848
ArcelorMittal SA 7.00% 10/15/2039	403	446
ArcelorMittal SA 6.75% 3/1/2041	685	739
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029 (a)	745	709
Avient Corp. 6.25% 11/1/2031 (a)	185	188
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	200	208
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	380	379
Canpack Group, Inc. 6.00% 5/15/2031 (a)	310	312
CAN-PACK SA 3.875% 11/15/2029 (a)	1,555	1,476
Capstone Copper Corp. 6.75% 3/31/2033 (a)	205	208
Celanese US Holdings, LLC 7.165% 7/15/2027	35	36
Celanese US Holdings, LLC 6.50% 4/15/2030	430	439
Celanese US Holdings, LLC 7.55% 11/15/2030	220	233
Celanese US Holdings, LLC 7.00% 2/15/2031	390	402
Celanese US Holdings, LLC 6.75% 4/15/2033	1,428	1,455
Celanese US Holdings, LLC 7.45% 11/15/2033	60	64
Celanese US Holdings, LLC 7.375% 2/15/2034	592	612
Century Aluminum Co. 6.875% 8/1/2032 (a)	330	340
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	1,581	1,527
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	1,999	2,018
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)	1,785	1,633
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	1,665	1,686
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	2,030	2,017
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	240	240
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	1,235	1,234
Commercial Metals Co. 5.75% 11/15/2033 (a)	465	463
Commercial Metals Co. 6.00% 12/15/2035 (a)	1,285	1,282
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)	545	524
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	3,045	3,155
CVR Partners, LP 6.125% 6/15/2028 (a)	405	405
First Quantum Minerals, Ltd. 7.25% 2/15/2034 (a)	205	210
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (a)	845	830
FMC Corp. 3.45% 10/1/2029	280	259
FMC Corp. 8.00% 6/1/2031 (a)	615	641
Freeport-McMoRan, Inc. 4.25% 3/1/2030	357	351
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(c)(f)	5,455	1,459
FXI Holdings, Inc. 11.00% 11/15/2030 (a)	8,806	7,441
Graphic Packaging International, LLC 3.75% 2/1/2030 (a)	405	381
Graphic Packaging International, LLC 6.375% 7/15/2032 (a)	810	818
INEOS Finance PLC 6.75% 5/15/2028 (a)	415	413
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	175	176
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	435	439
LYB International Finance III, LLC 5.125% 1/15/2031	160	160
Magnera Corp. 4.75% 11/15/2029 (a)	670	626
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (a)	855	875
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2030 (a)	595	586
Methanex Corp. 5.125% 10/15/2027	2,005	2,004
Methanex Corp. 5.65% 12/1/2044	385	347
Methanex US Operations, Inc. 6.25% 3/15/2032 (a)	1,135	1,150
Minera Mexico, SA de CV, 5.625% 2/12/2032 (a)	200	202
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	1,118	1,155
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	845	873
Mineral Resources, Ltd. 6.00% 5/1/2032 (a)	1,060	1,049
Mineral Resources, Ltd. 6.25% 5/1/2034 (a)	785	772
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)	205	212
NOVA Chemicals Corp. 9.00% 2/15/2030 (a)	1,745	1,829
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)	550	578
Novelis Corp. 3.875% 8/15/2031 (a)	412	376
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	465	475
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	550	561

253	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(c)(f)	USD1,492	$1,501
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (c)(f)	616	619
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	1,090	1,076
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)	655	651
Stonepeak Motion Holdco, Ltd. 6.125% 7/15/2033 (a)	715	716
Synergy Infrastructure Holdings, LLC 7.00% 7/15/2034 (a)	460	467
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	386	408
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	845	935
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(f)	200	200
Veritiv Operating Co. 10.50% 11/30/2030 (a)	435	445
W. R. Grace Holdings, LLC 7.00% 8/1/2033 (a)	300	292
Warrior Met Coal, Inc. 7.875% 12/1/2028 (a)	498	506
Westlake Corp. 5.55% 11/15/2035	100	99
Westlake Corp. 6.375% 11/15/2055	35	35
		60,476

Information technology 6.33%
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (a)	935	939
APLD ComputeCo, LLC 9.25% 12/15/2030 (a)	125	135
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	2,325	2,358
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)	50	49
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	2,570	2,496
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	5,575	5,415
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	615	577
Cloud Software Group, Inc. 6.625% 8/15/2033 (a)	835	725
CoreWeave, Inc. 9.25% 6/1/2030 (a)	440	443
CoreWeave, Inc. 9.75% 10/1/2031 (a)	1,190	1,188
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	4,390	4,583
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	160	155
Fair Isaac Corp. 4.00% 6/15/2028 (a)	975	954
Fair Isaac Corp. 6.00% 5/15/2033 (a)	2,090	2,059
Flash Compute, LLC 7.25% 12/31/2030 (a)	265	273
Hughes Satellite Systems Corp. 5.25% 8/1/2026	5,511	4,663
Hughes Satellite Systems Corp. 6.625% 8/1/2026	6,484	4,042
HUT 8 DC, LLC 6.192% 11/15/2042 (a)	197	200
Ingram Micro, Inc. 4.75% 5/15/2029 (a)	250	246
Intel Corp. 3.05% 8/12/2051	125	78
Intel Corp. 5.60% 2/21/2054	208	195
Meridian Arc Holdco, LLC 6.25% 4/30/2031 (a)	1,465	1,469
NCR Atleos Corp. 9.50% 4/1/2029 (a)	1,485	1,584
NCR Voyix Corp. 5.125% 4/15/2029 (a)	283	276
Oracle Corp. 4.95% 2/4/2031	452	443
Oracle Corp. 6.25% 11/9/2032	65	67
Oracle Corp. 5.35% 5/4/2033	111	108
Oracle Corp. 5.50% 8/3/2035	65	62
Oracle Corp. 5.20% 9/26/2035	310	290
Oracle Corp. 5.70% 2/4/2036	1,090	1,056
Oracle Corp. 6.55% 2/4/2046	23	22
Oracle Corp. 6.90% 11/9/2052	35	34
Oracle Corp. 6.70% 2/4/2056	1,133	1,067
Oracle Corp. 6.85% 2/4/2066	60	56
Qnity Electronics, Inc. 5.75% 8/15/2032 (a)	100	101
Qnity Electronics, Inc. 6.25% 8/15/2033 (a)	100	102
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (a)	555	553
SE Cosmos, LLC 8.875% 5/1/2031 (a)	3,270	3,364

American Funds Insurance Series	254

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Synaptics, Inc. 4.00% 6/15/2029 (a)	USD310	$306
UKG, Inc. 6.875% 2/1/2031 (a)	760	739
Unisys Corp. 10.625% 1/15/2031 (a)	1,205	1,135
Viasat, Inc. 5.625% 4/15/2027 (a)	4,600	4,604
Viasat, Inc. 6.50% 7/15/2028 (a)	1,495	1,492
Viasat, Inc. 7.50% 5/30/2031 (a)	1,969	1,991
Viavi Solutions, Inc. 3.75% 10/1/2029 (a)	190	181
VoltaGrid, LLC 7.375% 11/1/2030 (a)	340	353
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)(g)	1,242	1,377
WULF Compute, LLC 7.75% 10/15/2030 (a)	1,895	1,992
		56,597

Industrials 6.30%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	216	221
ADT Security Corp. 4.125% 8/1/2029 (a)	165	158
ADT Security Corp. 5.875% 10/15/2033 (a)	395	388
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (a)	885	867
AECOM 6.00% 8/1/2033 (a)	35	35
Albion Financing 1 SARL 7.00% 5/21/2030 (a)	535	554
Allison Transmission, Inc. 3.75% 1/30/2031 (a)	870	814
Allison Transmission, Inc. 5.875% 12/1/2033 (a)	260	259
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	1,050	1,082
Aramark Services, Inc. 5.00% 2/1/2028 (a)	240	240
ATI, Inc. 4.875% 10/1/2029	575	569
ATI, Inc. 5.125% 10/1/2031	615	611
ATI, Inc. 5.875% 6/15/2033	230	233
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (a)	343	345
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	45	44
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	1,181	1,159
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	1,060	1,093
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)	510	515
Avis Budget Group, Inc. 5.75% 7/15/2027 (a)	27	27
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	905	925
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	955	979
Bombardier, Inc. 5.875% 1/15/2035 (a)	325	327
BWX Technologies, Inc. 4.125% 6/30/2028 (a)	135	133
BWX Technologies, Inc. 4.125% 4/15/2029 (a)	280	272
CACI International, Inc. 6.375% 6/15/2033 (a)	390	396
Carpenter Technology Corp. 5.625% 3/1/2034 (a)	435	435
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	1,250	1,203
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)	980	878
Clean Harbors, Inc. 5.125% 7/15/2029 (a)	135	134
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	1,510	1,521
Columbus McKinnon Corp. 7.125% 2/1/2033 (a)	635	637
CoreLogic, Inc. 4.50% 5/1/2028 (a)	2,199	2,150
Eaton Corp. 4.20% 3/6/2031	200	196
Eaton Corp. 4.50% 3/6/2033	200	196
Eaton Corp. 4.80% 3/6/2036	200	196
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	2,515	2,569
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	709	738
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	166	170
EquipmentShare.com, Inc. 7.125% 7/1/2034 (a)	1,250	1,230
ESAB Corp. 5.625% 4/1/2031 (a)	505	507
FedEx Freight Holding Co., Inc. 4.30% 3/15/2029 (a)	60	59
FedEx Freight Holding Co., Inc. 4.95% 3/15/2033 (a)	60	59
FedEx Freight Holding Co., Inc. 5.25% 3/15/2036 (a)	60	59
FTAI Aviation Investors, LLC 7.875% 12/1/2030 (a)	35	37
Garda World Security Corp. 6.50% 1/15/2031 (a)	720	731

255	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Garda World Security Corp. 8.375% 11/15/2032 (a)	USD1,388	$1,421
HD Supply Waterworks, Ltd. 6.00% 7/1/2034 (a)	595	598
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	380	388
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	740	767
Herc Holdings, Inc. 5.75% 3/15/2031 (a)	25	25
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	1,315	1,372
Herc Holdings, Inc. 6.00% 3/15/2034 (a)	170	169
Hertz Corp. (The) 4.625% 12/1/2026 (a)	768	697
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	456	454
Icahn Enterprises, LP 5.25% 5/15/2027	3,024	2,991
Icahn Enterprises, LP 9.75% 1/15/2029	610	599
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	250	247
Lsf12 Helix Parent, LLC 7.125% 2/1/2033 (a)	130	126
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	259	257
Moog, Inc. 5.50% 10/15/2034 (a)	980	968
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	1,115	1,110
Pitney Bowes, Inc. 7.25% 3/15/2029 (a)	435	441
QXO Building Products, Inc. 6.50% 7/15/2031 (a)	665	678
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	525	542
QXO Building Products, Inc. 6.875% 7/15/2034 (a)	935	960
Reworld Holding Corp. 4.875% 12/1/2029 (a)	790	754
Science Applications International Corp. 5.875% 11/1/2033 (a)	535	527
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	660	618
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	304	304
Standard Building Solutions, Inc. 6.50% 8/15/2032 (a)	360	362
Standard Building Solutions, Inc. 6.25% 8/1/2033 (a)	750	745
Standard Building Solutions, Inc. 5.875% 3/15/2034 (a)	100	97
Team Services Holding, Inc. 9.00% 2/15/2033 (a)	685	694
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(d)	95	95
TKC Holdings, Inc. 8.50% 8/15/2030 (a)	160	165
TransDigm, Inc. 6.375% 5/31/2033 (a)	2,410	2,435
TransDigm, Inc. 6.25% 1/31/2034 (a)	990	1,011
TransDigm, Inc. 6.75% 1/31/2034 (a)	3,080	3,161
TransDigm, Inc. 6.125% 7/31/2034 (a)	1,599	1,599
United Rentals (North America), Inc. 6.00% 12/15/2029 (a)	95	97
United Rentals (North America), Inc. 3.875% 2/15/2031	620	586
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	355	364
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	185	190
WESCO Distribution, Inc. 5.25% 4/15/2031 (a)	455	452
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	355	366
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	265	272
WESCO Distribution, Inc. 5.50% 4/15/2034 (a)	710	704
		56,359

Real estate 5.70%
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	637	615
FibraSOMA 7.125% 5/28/2036 (a)	245	244
Forestar Group, Inc. 5.00% 3/1/2028 (a)	77	77
Forestar Group, Inc. 6.50% 3/15/2033 (a)	1,580	1,606
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	1,013	979
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	3,403	3,220
Howard Hughes Corp. (The) 5.875% 3/1/2032 (a)	1,265	1,255
Howard Hughes Corp. (The) 6.125% 3/1/2034 (a)	1,065	1,053
Hudson Pacific Properties, LP 3.25% 1/15/2030	455	398
Iron Mountain, Inc. 5.00% 7/15/2028 (a)	307	306
Iron Mountain, Inc. 7.00% 2/15/2029 (a)	175	178
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	2,995	2,952
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	1,425	1,364

American Funds Insurance Series	256

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Iron Mountain, Inc. 5.625% 7/15/2032 (a)	USD185	$183
Iron Mountain, Inc. 6.25% 1/15/2035 (a)	1,170	1,176
Kennedy-Wilson, Inc. 7.00% 6/1/2031 (a)	2,405	2,460
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (a)	2,380	2,432
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)	470	460
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	33	33
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	180	187
MPT Operating Partnership, LP 5.00% 10/15/2027	6,648	6,453
MPT Operating Partnership, LP 4.625% 8/1/2029	1,290	1,038
MPT Operating Partnership, LP 3.50% 3/15/2031	1,072	738
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	4,445	4,554
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	1,045	1,023
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (a)	615	630
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	545	555
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	35	35
RLJ Lodging Trust, LP 4.00% 9/15/2029 (a)	380	362
SBA Communications Corp. 3.125% 2/1/2029	111	106
Service Properties Trust 0% 9/30/2027 (a)	1,175	1,091
Service Properties Trust 3.95% 1/15/2028	2,527	2,464
Service Properties Trust 4.95% 10/1/2029	2,668	2,515
Service Properties Trust 4.375% 2/15/2030	2,331	2,115
Service Properties Trust 8.625% 11/15/2031 (a)	4,850	5,111
Service Properties Trust 8.875% 6/15/2032	985	1,015
		50,983

Consumer staples 3.93%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	1,428	1,357
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)	1,755	1,699
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	695	680
Albertsons Cos., Inc. 5.625% 3/31/2032 (a)	990	958
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)	2,090	1,993
B&G Foods, Inc. 5.25% 9/15/2027	1,748	1,756
B&G Foods, Inc. 8.00% 9/15/2028 (a)	4,106	4,115
B&G Foods, Inc. 11.00% 6/15/2031 (a)	2,060	1,903
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	1,785	1,686
Coty, Inc. 4.75% 1/15/2029 (a)	985	958
Coty, Inc. 6.625% 7/15/2030 (a)	641	642
Coty, Inc. 5.60% 1/15/2031 (a)	517	503
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	405	408
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	990	999
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)	580	570
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (a)	2,010	2,050
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	590	557
KeHE Distributors, LLC 7.125% 4/30/2033 (a)	685	698
Lamb Weston Holdings, Inc. 4.875% 5/15/2028 (a)	60	60
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	950	911
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	710	668
Opal Bidco SAS 6.50% 3/31/2032 (a)	380	388
Performance Food Group, Inc. 5.625% 3/1/2034 (a)	795	781
Post Holdings, Inc. 4.625% 4/15/2030 (a)	1,895	1,832
Post Holdings, Inc. 4.50% 9/15/2031 (a)	950	892
Post Holdings, Inc. 6.25% 2/15/2032 (a)	765	777
Post Holdings, Inc. 6.375% 3/1/2033 (a)	345	342
Post Holdings, Inc. 6.25% 10/15/2034 (a)	750	737
Post Holdings, Inc. 6.50% 3/15/2036 (a)	920	910
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	283	284
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	1,060	975
Prestige Brands, Inc. 6.25% 7/15/2034 (a)	610	610

257	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
United Natural Foods, Inc. 6.75% 10/15/2028 (a)	USD617	$617
US Foods, Inc. 4.625% 6/1/2030 (a)	425	415
US Foods, Inc. 5.75% 4/15/2033 (a)	390	391
		35,122

Utilities 1.85%
AES Corp. 5.20% 7/15/2029	600	604
AES Corp. 3.95% 7/15/2030 (a)	500	479
AES Corp. 5.75% 7/15/2033	610	614
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (f)	390	400
COX Asset Mexico, SA de CV, 7.125% 1/8/2032 (a)	412	418
Dominion Energy, Inc., junior subordinated, 6.15% 12/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.869% on 12/15/2031) (f)	460	461
Edison International 4.80% 3/15/2031	125	122
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (f)	290	298
FirstEnergy Corp. 2.25% 9/1/2030	680	613
Generadora de Gatun SA 6.874% 9/30/2044 (a)	200	207
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)	845	892
NRG Energy, Inc. 5.875% 5/15/2034 (a)	630	627
NRG Energy, Inc. 6.125% 5/15/2036 (a)	380	380
Pacific Gas and Electric Co. 5.05% 10/15/2032	196	195
Pacific Gas and Electric Co. 5.70% 3/1/2035	60	61
Pacific Gas and Electric Co. 6.00% 8/15/2035	85	88
Pacific Gas and Electric Co. 5.20% 5/1/2036	428	416
Pacific Gas and Electric Co. 3.30% 8/1/2040	235	176
Pacific Gas and Electric Co. 4.95% 7/1/2050	550	459
Pacific Gas and Electric Co. 3.50% 8/1/2050	1,400	935
Pacific Gas and Electric Co. 6.10% 10/15/2055	165	160
PG&E Corp. 5.00% 7/1/2028	325	323
PG&E Corp. 5.25% 7/1/2030	1,215	1,197
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (f)	1,705	1,738
Talen Energy Supply, LLC 6.125% 5/1/2031 (g)	1,455	1,456
Talen Energy Supply, LLC 6.375% 5/1/2033 (g)	2,695	2,693
Vistra Operations Co., LLC 4.375% 5/1/2029 (a)	145	142
Vistra Operations Co., LLC 5.00% 4/30/2031 (a)	60	60
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (a)	330	352
		16,566

Municipals 0.05%
A&K Travel Group Holdings, Ltd. 7.50% 5/15/2033 (a)	420	424
Total corporate bonds and notes		745,314
Loans 3.93%
Information technology 0.76%
Coreweave Financing DDTL V, LLC, Delayed Draw Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.12% 11/15/2031 (h)(i)	183	187
Finastra USA, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.00%) 7.746% 9/15/2032 (h)(i)	1,736	1,604
Finastra USA, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 7.00%) 10.751% 9/15/2033 (h)(i)	65	57
Kaseya, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.00%) 8.663% 3/21/2033 (h)(i)	725	445

American Funds Insurance Series	258

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)
Information technology (continued)
Polaris Newco, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.262%) 7.925% 6/2/2028 (h)(i)	USD2,069	$1,804
Viasat, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.614%) 8.258% 3/2/2029 (h)(i)	1,723	1,734
Viasat, Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 4.614%) 8.258% 5/30/2030 (h)(i)	949	955
		6,786

Industrials 0.65%
CoreLogic, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 6.614%) 10.258% 6/4/2029 (h)(i)	255	252
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (h)(i)	5,962	5,401
QXO Building Products, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.00%) 5.62% 4/30/2032 (h)(i)	155	155
		5,808

Financials 0.52%
Alera Group Intermediate Holdings, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.50%) 9.144% 5/30/2033 (h)(i)	1,050	1,003
CRC Insurance Group, LLC, Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 5/6/2032 (h)(i)	2,276	2,230
Denali Intermediate Holdings, Inc., Revolver, First Lien, (3-month CME Term SOFR + 5.50%) 9.121% 8/26/2032 (h)(i)	19	18
Denali Intermediate Holdings, Inc., Term Loan, First Lien, (1-month CME Term SOFR + 5.50%) 9.153% 8/26/2032 (h)(i)	778	725
HUB International, Ltd., Term Loan, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.922% 6/20/2030 (h)(i)	119	119
Osaic Holdings, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 2.50%) 6.232% 7/30/2032 (h)(i)	579	572
		4,667

Consumer staples 0.49%
B&G Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 3.50%) 7.144% 10/10/2029 (h)(i)	160	158
Fiesta Purchaser, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.75%) 6.394% 2/12/2031 (h)(i)	256	251
TreeHouse Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.894% 2/11/2033 (h)(i)	1,490	1,497
United Natural Foods, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.644% 5/1/2031 (h)(i)	2,430	2,454
		4,360

Communication services 0.45%
Connect Finco SARL, Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.144% 9/27/2029 (h)(i)	1,184	1,188
Connect Holding II, LLC, Delayed Draw Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.903% 4/3/2031 (h)(i)	680	640
Diamond Sports Net, LLC, Term Loan, First Lien, 12.00% Cash 1/2/2028 (c)(h)	27	5
Gray Television, Inc., Term Loan D, First Lien, (3-month USD CME Term SOFR + 3.114%) 6.735% 12/1/2028 (h)(i)	2	2
Ligado Networks, LLC, DIP Term Loan, First Lien, 17.50% PIK 12/31/2027 (c)(d)(h)	797	797
Peraton Corp., Term Loan B1, Second Lien, (3-month USD CME Term SOFR + 7.85%) 11.516% 2/1/2029 (h)(i)	280	192
Versant Media Group, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.50%) 7.232% 1/30/2031 (h)(i)	1,220	1,225
		4,049

259	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)

Consumer discretionary 0.42%
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 5.614%) 9.254% 3/11/2030 (d)(h)(i)	USD461	$461
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 7.614%) 11.217% Cash 3/11/2030 (c)(d)(h)(i)	443	443
Belron Finance 2019, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 2.00%) 5.657% 10/16/2031 (h)(i)	485	485
First Student Bidco, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.982% 8/15/2030 (h)(i)	308	309
Hertz Corp. (The), Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.762%) 7.425% 6/30/2028 (h)(i)	— (e)	— (e)
Scientific Games Holdings, LP, Term Loan, First Lien, (3-month USD CME Term SOFR + 3.00%) 6.674% 4/4/2029 (h)(i)	1,333	1,316
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (h)(i)	735	736
		3,750

Health care 0.39%
Accendra Health, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.494% 3/29/2029 (h)(i)	1,109	1,051
Bausch + Lomb Corp., Term Loan B, First Lien, (1-month USD CME Term SOFR + 3.75%) 7.394% 1/15/2031 (h)(i)	354	356
BioMarin Pharmaceutical, Inc., Term Loan B, First Lien, (6-month USD CME Term SOFR + 1.75%) 5.428% 4/27/2033 (h)(i)	460	461
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.394% 4/23/2031 (h)(i)	1,446	1,449
Team Health Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.00%) 7.663% 6/30/2028 (h)(i)	213	213
		3,530

Materials 0.16%
Consolidated Energy Finance SA, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.413% 11/15/2030 (h)(i)	688	669
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(d)(h)(i)	452	389
Venator Material, LLC, Term Loan B, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(d)(h)(i)	457	394
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 10/12/2028 (b)(c)(d)(h)(i)	968	— (e)
		1,452

Utilities 0.05%
MI Windows and Doors, LLC, Term Loan B3, First Lien, (3-month USD CME Term SOFR + 2.75%) 6.394% 3/28/2031 (h)(i)	227	225
Talen Energy Supply, LLC, Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.50%) 5.387% 11/25/2032 (h)(i)	232	231
		456

Energy 0.02%
New Fortress Energy, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 5.50%) 9.57% 10/30/2028 (b)(h)(i)	266	159

Real estate 0.02%
MPT Operating Partnership, LP, Term Loan A, First Lien, (1-month USD CME Term SOFR + 2.35%) 6.387% 6/30/2027 (h)(i)	160	152
Total loans		35,169

American Funds Insurance Series	260

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 0.05%
Collateralized mortgage-backed obligations 0.05%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(b)(d)	USD480	$456
Municipals 0.02%
Puerto Rico 0.02%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (i)	198	143
Total municipals		143
Total bonds, notes & other debt instruments (cost: $798,191,000)		781,082
Convertible bonds & notes 0.13%
Communication services 0.13%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (c)	379	1,183
Total convertible bonds & notes (cost: $403,000)		1,183
Common stocks 5.03%	Shares
Information technology 1.75%
Diebold Nixdorf, Inc. (j)	183,613	15,611

Health care 1.67%
Rotech Healthcare, Inc. (d)(g)(j)	167,613	11,817
Keenova Therapeutics PLC (j)	28,965	2,848
Par Health, Inc. (a)(j)	28,965	200
Endo, LP, Class A1 (a)(j)	158,799	114
		14,979

Energy 0.63%
Ascent CNR Corp., Class A (d)(g)	62,978	2,781
Constellation Oil Services Holding SA (NDR)	136,085	1,801
Weatherford International	8,019	653
Altera Infrastructure, LP (d)(j)	7,578	328
Expand Energy Corp.	416	38
Mesquite Energy, Inc. (d)(j)	17,787	— (e)
		5,601

Utilities 0.62%
Talen Energy Corp. (j)	14,458	5,555

Consumer discretionary 0.35%
Aimbridge Topco, LLC (d)(j)	46,955	3,158

Communication services 0.01%
iHeartMedia, Inc., Class A (j)	18,621	80

Materials 0.00%
Venator Materials PLC (d)(j)	3,232	— (e)
Total common stocks (cost: $25,258,000)		44,984

261	American Funds Insurance Series

American High-Income Trust (continued)
Rights & warrants 0.01%	Shares	Value (000)
Communication services 0.01%
SES SA (CVR), rights, expire 1/17/2033 (j)	6,792	$102
Total rights & warrants (cost: $80,000)		102
Short-term securities 6.18%
Money market investments 6.18%
Capital Group Central Cash Fund 3.70% (k)(l)	552,741	55,268
Total short-term securities (cost: $55,267,000)		55,268
Total investment securities 98.68% (cost: $879,199,000)		882,619
Other assets less liabilities 1.32%		11,817
Net assets 100.00%		$894,436
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Long	55	10/5/2026	USD11,337	$(9)
5 Year U.S. Treasury Note Futures	Long	77	10/5/2026	8,243	25
10 Year Ultra U.S. Treasury Note Futures	Short	4	9/30/2026	(450)	(6)
10 Year U.S. Treasury Note Futures	Short	11	9/30/2026	(1,209)	(5)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	9/30/2026	(116)	(3)
					$2
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD29,964	$(2,416)	$(1,647)	$(769)
Investments in affiliates (l)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 6.18%
Money market investments 6.18%
Capital Group Central Cash Fund 3.70% (k)	$35,092	$145,479	$125,294	$(3)	$(6)	$55,268	$792

American Funds Insurance Series	262

American High-Income Trust (continued)
Restricted securities (g)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (d)(j)	8/22/2014	$3,474	$11,817	1.32%
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026-6/2/2026	2,694	2,693	0.30
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026-4/20/2026	1,459	1,456	0.16
Ascent CNR Corp., Class A (d)	11/15/2016	302	2,781	0.31
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)	9/29/2025-3/23/2026	1,230	1,377	0.16
Total		$9,159	$20,124	2.25%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $581,063,000, which represented 64.96% of the net assets of the fund.

(b)	Scheduled interest and/or principal payment was not received.
(c)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(d)	Value determined using significant unobservable inputs.
(e)	Amount less than one thousand.
(f)	Step bond; coupon rate may change at a later date.
(g)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(h)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(i)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(j)	Non-income producing.
(k)	Rate represents the seven-day yield at 6/30/2026.
(l)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
CME = CME Group
CVR = Contingent Value Rights
DAC = Designated Activity Company
GO = General Obligation
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

263	American Funds Insurance Series

American Funds Mortgage Fund
Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 76.31%	Principal amount (000)	Value (000)
Mortgage-backed obligations 65.82%
Federal agency mortgage-backed obligations 64.36%
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	USD— (b)	$— (b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	1	1
Fannie Mae Pool #256583 5.00% 12/1/2036 (a)	26	25
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	82	77
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	3	3
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	1	1
Fannie Mae Pool #MA4232 2.00% 1/1/2041 (a)	115	100
Fannie Mae Pool #BQ7816 1.50% 4/1/2041 (a)	195	164
Fannie Mae Pool #BR0986 1.50% 5/1/2041 (a)	260	219
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	7	7
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	14	12
Fannie Mae Pool #MA4388 2.50% 7/1/2041 (a)	63	56
Fannie Mae Pool #MA4447 2.50% 10/1/2041 (a)	133	119
Fannie Mae Pool #FM9117 2.50% 10/1/2041 (a)	78	69
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	4	4
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (a)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	3	3
Fannie Mae Pool #MA4502 2.50% 12/1/2041 (a)	152	135
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	1	1
Fannie Mae Pool #MA4521 2.50% 1/1/2042 (a)	191	170
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	2	2
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (a)	14	15
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (a)	23	19
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	23	22
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	13	12
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	18	17
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	3	3
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (a)	381	319
Fannie Mae Pool #CA6409 2.50% 7/1/2050 (a)	86	72
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (a)	16	13
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (a)	658	528
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	4	3
Fannie Mae Pool #BN7466 2.00% 10/1/2050 (a)	91	74
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)	58	49
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (a)	33	27
Fannie Mae Pool #BQ5687 2.50% 11/1/2050 (a)	446	374
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)	117	95
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	10	8
Fannie Mae Pool #FM5940 2.00% 2/1/2051 (a)	1,393	1,131
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)	317	258
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	154	123
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	1	1
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	158	141
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (a)	253	212
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	21	18
Fannie Mae Pool #FM8038 3.00% 7/1/2051 (a)	28	25
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	338	287
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	21	18
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	2	2
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	351	301
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	165	142
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	29	26
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	181	156
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	72	64

American Funds Insurance Series	264

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	USD209	$185
Fannie Mae Pool #BV9613 3.00% 4/1/2052 (a)	39	34
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	855	747
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (a)	659	528
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)	831	695
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (a)	30	26
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)	153	139
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	180	179
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	32	32
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	29	30
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	52	53
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	80	83
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	60	62
Fannie Mae Pool #CB6131 6.50% 4/1/2053 (a)	174	183
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	50	52
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	43	43
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	40	41
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	191	196
Fannie Mae Pool #MA5062 3.00% 6/1/2053 (a)	394	344
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	253	260
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	166	168
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	291	299
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	390	393
Fannie Mae Pool #FA2383 6.50% 10/1/2053 (a)	48	49
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	31	32
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	8	8
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	210	219
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	64	64
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (a)	18	18
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	289	299
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	134	140
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	717	722
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	124	125
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	111	112
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	25	26
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	89	91
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	12	13
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	191	199
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	176	180
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	37	38
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	31	32
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	17	17
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	206	215
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	403	415
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	113	115
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	101	104
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	76	77
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	49	51
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	29	30
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (a)	14	14
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	5	5
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	515	539
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	324	338
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	98	103
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	88	91
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	51	53
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	148	151
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	144	148
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	81	83
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	45	46

265	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	USD39	$40
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	24	25
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	21	22
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	19	19
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	17	18
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	14	15
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	8	8
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	111	116
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (a)	82	85
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	450	457
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)	230	233
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	166	167
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	371	382
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (a)	141	144
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	2	2
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	1	1
Fannie Mae Pool #MA5497 5.50% 10/1/2054 (a)	87	87
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	302	309
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	22	23
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	48	48
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	44	44
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	36	38
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)	168	162
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	430	440
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	464	466
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	82	84
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	1	2
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	1	1
Fannie Mae Pool #MA5731 3.50% 6/1/2055 (a)	46	42
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (a)	265	271
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	10	10
Fannie Mae Pool #MA5846 7.00% 8/1/2055 (a)	18	18
Fannie Mae Pool #FA4420 7.00% 9/1/2055 (a)	86	91
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	103	93
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	114	102
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	40	34
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	39	37
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	639	574
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (a)(c)(d)	70	70
Freddie Mac Pool #ZS8950 5.00% 10/1/2029 (a)	— (b)	— (b)
Freddie Mac Pool #A18781 5.00% 3/1/2034 (a)	394	393
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	124	116
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (a)	34	32
Freddie Mac Pool #RB5113 1.50% 6/1/2041 (a)	1,339	1,127
Freddie Mac Pool #RB5115 2.50% 6/1/2041 (a)	247	220
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	70	61
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	1	1
Freddie Mac Pool #760014 4.634% 8/1/2045 (a)(d)	222	221
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	14	13
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	20	19
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	10	10
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	8	8
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	6	6
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	19	18
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	38	38
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	18	17
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	12	12
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	32	31
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	13	12
Freddie Mac Pool #SD7512 3.00% 2/1/2050 (a)	117	104

American Funds Insurance Series	266

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	USD3	$3
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)	641	515
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (a)	154	125
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	165	140
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (a)	89	71
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)	274	223
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	2	1
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	3	2
Freddie Mac Pool #RA5054 2.00% 4/1/2051 (a)	1,049	847
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	260	211
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)	194	171
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	61	49
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	50	43
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)	657	551
Freddie Mac Pool #RA6598 3.50% 1/1/2052 (a)	116	106
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (a)	16	13
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	575	526
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	6	6
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	604	484
Freddie Mac Pool #QD9585 3.50% 4/1/2052 (a)	52	47
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	721	630
Freddie Mac Pool #QE4001 3.00% 5/1/2052 (a)	41	36
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (a)	278	253
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (a)	265	222
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	617	539
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)	81	68
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	853	744
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	24	19
Freddie Mac Pool #SL0761 3.50% 9/1/2052 (a)	268	245
Freddie Mac Pool #SL3329 3.50% 9/1/2052 (a)	226	205
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	84	83
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (a)	188	190
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	89	90
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	285	278
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)	570	593
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	28	24
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	68	67
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	72	72
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	40	41
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	228	230
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	47	49
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	43	44
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	29	30
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	26	27
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	2	2
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	673	680
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	42	43
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	30	31
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)	1,592	1,635
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	722	742
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	95	99
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	304	311
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	253	261
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	51	52
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)	356	359
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (a)	1,229	1,266
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (a)	1,027	1,055
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	5	5
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	34	35
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	8	8

267	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	USD42	$43
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	52	52
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	10	11
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	92	95
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	15	16
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	38	40
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	57	57
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	22	23
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	6	6
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	314	327
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	45	47
Freddie Mac Pool #SD5706 6.50% 6/1/2054 (a)	502	524
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	154	160
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	38	39
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	13	14
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	173	178
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	166	171
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	149	155
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	47	49
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	46	47
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	25	25
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	125	130
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	61	63
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	254	258
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	190	194
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	110	113
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	103	105
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	30	31
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	1	1
Freddie Mac Pool #SD6323 6.50% 8/1/2054 (a)	1,033	1,072
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	187	194
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	75	78
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	67	69
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	38	39
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	28	29
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	19	20
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	166	167
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	102	105
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	51	53
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	50	52
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	49	50
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	27	28
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)	11	11
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (a)	65	68
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	28	29
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	12	12
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	7	7
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	386	389
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	470	466
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (a)	300	301
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	6	6
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (a)	215	196
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	19	20
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (a)	155	164
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	63	61
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	573	587
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	55	56
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (a)	235	245
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	122	120
Freddie Mac Pool #QY0266 6.00% 4/1/2055 (a)	382	391

American Funds Insurance Series	268

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	USD67	$69
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (a)	11	11
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)	10	11
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)	10	11
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (a)	1,680	1,720
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (a)	1,113	1,144
Freddie Mac Pool #SL2781 6.50% 9/1/2055 (a)	158	165
Freddie Mac Pool #SL2647 6.50% 9/1/2055 (a)	94	98
Freddie Mac Pool #RQ0057 6.00% 10/1/2055 (a)	473	484
Freddie Mac Pool #RQ0094 5.00% 2/1/2056 (a)	764	751
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	300	299
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)	71	67
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	75	67
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	137	129
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(d)	94	89
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	19	17
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(d)	70	68
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (a)	24	21
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	14	13
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	593	520
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	165	162
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	9	9
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-2, Class AC, 2.00% 9/25/2030 (a)	280	255
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-3, Class AC, 2.00% 11/25/2030 (a)	268	243
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-1, Class AC, 2.25% 5/26/2031 (a)	267	244
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-2, Class AD, 2.00% 7/25/2031 (a)	229	206
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	219	211
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034 (a)	480	463
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	57	61
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041 (a)	148	148
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041 (a)	10	10
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041 (a)	75	76
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042 (a)	73	65
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042 (a)	173	157
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043 (a)	37	33
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044 (a)	364	346
Government National Mortgage Assn. Pool #MA6930 2.00% 10/20/2050 (a)	87	71
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	76	63
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	31	27
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	316	259
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (a)	857	704
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (a)	190	156
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	291	247
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	69	59
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	456	386
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (a)	21	17
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	280	239
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	61	52
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	146	125
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	120	102
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)	38	33
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	45	40
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	197	169
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	53	47
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	4	4
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	137	130
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	12	12
Government National Mortgage Assn. Pool #MA9844 2.00% 7/20/2054 (a)	93	76
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	75	70
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	163	164

269	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	USD32	$32
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (a)	10	10
Government National Mortgage Assn. Pool #AN1825 4.624% 6/20/2065 (a)	10	10
Government National Mortgage Assn. Pool #AO0461 4.618% 8/20/2065 (a)	3	3
Government National Mortgage Assn. Pool #AO0409 4.595% 12/20/2065 (a)	4	4
Government National Mortgage Assn. Pool #AO0385 4.416% 1/20/2066 (a)	24	23
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066 (a)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	195	147
Uniform Mortgage-Backed Security 4.00% 8/1/2041 (a)(e)	125	121
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (a)(e)	394	315
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (a)(e)	2,810	2,348
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (a)(e)	1,836	1,717
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (a)(e)	304	291
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (a)(e)	60	59
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (a)(e)	2,335	2,416
Uniform Mortgage-Backed Security 4.50% 8/1/2056 (a)(e)	586	561
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (a)(e)	106	104
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (a)(e)	30	30
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (a)(e)	2,019	2,058
		68,215

Commercial mortgage-backed securities 0.99%
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.116% 4/15/2037 (a)(c)(d)	47	47
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.225% 7/15/2042 (a)(c)(d)	200	201
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(c)(d)	379	384
Extended Stay America Trust, Series 2026-ESH2, Class A, (1-month USD CME Term SOFR + 1.20%) 4.825% 2/15/2043 (a)(c)(d)	141	141
FS Commercial Mortgage Trust, Series 2026-PALM, Class A, (1-month USD CME Term SOFR + 1.40%) 5.05% 7/15/2041 (a)(c)(d)	100	100
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.625% 1/15/2039 (a)(c)(d)	179	179
		1,052

Collateralized mortgage-backed obligations (privately originated) 0.47%
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(c)(d)	121	114
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(c)(d)	47	43
FARM Mortgage Trust, Series 2024-1, Class A, 4.676% 10/1/2053 (a)(c)(d)	167	160
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(c)(d)	103	104
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(c)(d)	75	76
		497
Total mortgage-backed obligations		69,764
U.S. Treasury bonds & notes 8.71%
U.S. Treasury 8.71%
U.S. Treasury 4.375% 7/31/2026	535	535
U.S. Treasury 3.50% 10/31/2027	1,130	1,120
U.S. Treasury 4.25% 2/15/2028	460	461
U.S. Treasury 3.875% 3/15/2028	550	547
U.S. Treasury 4.125% 7/31/2028	450	450
U.S. Treasury 4.50% 5/31/2029 (f)	1,025	1,034
U.S. Treasury 4.00% 3/31/2030	100	99
U.S. Treasury 3.50% 2/28/2031	605	587
U.S. Treasury 4.00% 6/30/2032	300	296
U.S. Treasury 3.875% 12/31/2032	510	498
U.S. Treasury 1.875% 2/15/2041	240	167
U.S. Treasury 3.25% 5/15/2042	106	87

American Funds Insurance Series	270

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.75% 2/15/2045		USD190	$186
U.S. Treasury 1.875% 11/15/2051		65	36
U.S. Treasury 4.625% 2/15/2055		345	328
U.S. Treasury 4.75% 8/15/2055		345	335
U.S. Treasury 4.625% 11/15/2055		600	571
U.S. Treasury 4.75% 2/15/2056		1,775	1,724
U.S. Treasury 5.00% 5/15/2056		165	167
Total U.S. Treasury bonds & notes			9,228
Asset-backed obligations 1.78%
Auto loan 0.82%
AutoNation Finance Trust, Series 2026-1A, Class A2, 3.95% 1/11/2029 (a)(c)		91	91
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (a)		36	36
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (a)		31	31
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)		3	3
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (a)		54	54
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(c)		257	261
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (a)(c)		100	101
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(c)		292	294
			871

Collateralized loan obligations 0.57%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (a)(c)(d)		250	250
Bain Capital Credit CLO, Ltd., Series 2019-1A, Class AR3, (3-month USD CME Term SOFR + 098%) 4.655% 4/19/2034 (a)(c)(d)		100	100
Ballyrock CLO 20, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.723% 10/15/2036 (a)(c)(d)		250	250
			600

Other asset-backed securities 0.27%
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (a)(c)		123	122
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(c)		88	73
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(c)		100	83
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)		12	12
			290

Student loan 0.12%
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(c)		71	68
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.494% 4/20/2062 (a)(c)(d)		60	59
			127
Total asset-backed obligations			1,888
Total bonds, notes & other debt instruments (cost: $81,532,000)			80,880
Short-term securities 31.58%	Weighted average yield at acquisition
Commercial paper 12.05%
Apple, Inc. 7/27/2026 (c)	3.630%	2,000	1,995
Cisco Systems, Inc. 9/1/2026 (c)	3.700	500	497
Eli Lilly and Co. 8/5/2026 (c)	3.760	1,600	1,594

271	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
LMA-Americas, LLC 7/1/2026 (c)	3.630%	USD1,000	$1,000
Paccar Financial Corp. 7/1/2026	3.700	1,000	1,000
Paccar Financial Corp. 7/10/2026	3.690	1,300	1,299
PepsiCo, Inc. 7/8/2026 (c)	3.620	1,200	1,199
Prudential Funding, LLC 7/13/2026	3.670	2,000	1,997
Wal-Mart Stores, Inc. 7/15/2026 (c)	3.690	1,200	1,198
Wal-Mart Stores, Inc. 7/20/2026 (c)	3.660	1,000	998
			12,777

Federal agency bills & notes 19.53%
Federal Farm Credit Banks 7/27/2026	3.620	1,100	1,097
Federal Farm Credit Banks 8/21/2026	3.630	2,300	2,288
Federal Farm Credit Banks 8/24/2026	3.640	1,400	1,392
Federal Home Loan Bank 7/7/2026	3.620	1,200	1,199
Federal Home Loan Bank 7/10/2026	3.600	2,000	1,998
Federal Home Loan Bank 7/15/2026	3.605	1,500	1,498
Federal Home Loan Bank 7/17/2026	3.620	1,300	1,298
Federal Home Loan Bank 8/3/2026	3.605	2,400	2,392
Federal Home Loan Bank 8/4/2026	3.610	900	897
Federal Home Loan Bank 8/28/2026	3.635	2,100	2,088
Federal Home Loan Bank 9/9/2026	3.628	2,600	2,582
Federal Home Loan Bank 11/12/2026	3.630	2,000	1,972
Total short-term securities (cost: $33,481,000)			33,478
Total investment securities 107.89% (cost: $115,013,000)			114,358
Other assets less liabilities (7.89)%			(8,366)
Net assets 100.00%			$105,992
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month SOFR Futures	Long	123	3/17/2027	USD29,508	$(86)
2 Year U.S. Treasury Note Futures	Long	215	10/5/2026	44,319	(32)
5 Year U.S. Treasury Note Futures	Long	154	10/5/2026	16,485	50
10 Year Ultra U.S. Treasury Note Futures	Long	43	9/30/2026	4,836	61
10 Year U.S. Treasury Note Futures	Long	33	9/30/2026	3,626	15
20 Year U.S. Treasury Bond Futures	Long	8	9/30/2026	908	24
30 Year Ultra U.S. Treasury Bond Futures	Long	31	9/30/2026	3,601	123
					$155

American Funds Insurance Series	272

American Funds Mortgage Fund (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.7315%	Annual	3/25/2033	USD627	$7	$—	$7
SOFR	Annual	3.739%	Annual	3/25/2033	USD602	6	—	6
SOFR	Annual	3.7655%	Annual	3/26/2033	USD754	7	—	7
SOFR	Annual	3.788%	Annual	3/26/2033	USD454	3	—	3
SOFR	Annual	3.793%	Annual	3/26/2033	USD226	2	—	2
SOFR	Annual	3.8105%	Annual	3/30/2033	USD314	2	—	2
SOFR	Annual	3.8175%	Annual	3/31/2033	USD303	2	—	2
SOFR	Annual	3.703%	Annual	4/14/2033	USD670	8	—	8
SOFR	Annual	3.6025%	Annual	1/8/2034	USD495	11	—	11
SOFR	Annual	3.41%	Annual	7/28/2045	USD982	103	—	103
						$151	$—	$151

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,852,000, which represented 11.18% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Represents securities transacted on a TBA basis.
(f)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $238,000, which represented 0.22% of the net assets of the fund.

Key to abbreviation(s)
Assn. = Association
CLO = Collateralized Loan Obligations
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

273	American Funds Insurance Series

Ultra-Short Bond Fund
Investment portfolio June 30, 2026unaudited

Short-term securities 100.57%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 71.30%
ANZ (Delaware), Inc. 11/24/2026 (a)	1.367%	USD10,000	$9,840
Apple, Inc. 7/9/2026 (a)	0.342	10,000	9,991
Bank of Montreal 7/23/2026 (a)	0.237	8,000	7,981
Cabot Trail Funding, LLC. 7/1/2026 (a)	0.943	9,000	8,999
CAFCO, LLC 7/17/2026 (a)	1.380	9,225	9,209
Cisco Systems, Inc. 7/15/2026 (a)	0.974	9,500	9,486
DBS Bank, Ltd. 9/4/2026 (a)	0.840	7,000	6,951
Eli Lilly and Co. 8/5/2026 (a)	0.400	8,900	8,867
Exxon Asset Management Co. 7/7/2026	0.119	6,300	6,295
Henkel of America, Inc. 8/6/2026 (a)	1.204	11,000	10,959
L’Oreal USA, Inc. 7/21/2026 (a)	0.603	10,000	9,979
LVMH Moet Hennessy Louis Vuitton, Inc. 9/23/2026 (a)	0.809	4,500	4,460
National Bank of Canada 7/6/2026 (a)	0.430	10,000	9,994
Nestle Finance International, Ltd. 8/20/2026 (a)	0.585	10,000	9,947
Old Line Funding, LLC 7/7/2026 (a)	0.288	10,000	9,993
OMERS Finance Trust 7/6/2026	0.327	10,000	9,994
Paccar Financial Corp. 7/1/2026	0.311	9,900	9,899
Prudential Funding, LLC 7/13/2026	0.314	10,000	9,987
Roche Holdings, Inc. 7/16/2026 (a)	0.313	10,000	9,984
Sanofi 7/8/2026 (a)	1.129	10,000	9,992
Toyota Motor Credit Corp. 7/10/2026	1.224	10,000	9,990
Victory Receivables Corp. 7/24/2026 (a)	0.806	10,000	9,975
Wal-Mart Stores, Inc. 7/20/2026 (a)	0.372	9,000	8,981
			211,753
Federal agency bills & notes 17.78%
Federal Farm Credit Banks 7/20/2026	0.595	3,650	3,643
Federal Farm Credit Banks 7/27/2026	0.247	3,600	3,590
Federal Farm Credit Banks 8/24/2026	0.777	9,600	9,547
Federal Home Loan Bank 7/22/2026	1.122	4,400	4,391
Federal Home Loan Bank 8/7/2026	0.815	1,500	1,495
Federal Home Loan Bank 8/26/2026	0.774	10,000	9,943
Federal Home Loan Bank 9/4/2026	0.768	8,950	8,891
Federal Home Loan Bank 9/9/2026	0.760	6,400	6,354
Freddie Mac 8/31/2026	0.639	5,000	4,969
			52,823
Bonds & notes of governments & government agencies outside the U.S. 6.22%
Hydro-Quebec 7/15/2026 (a)	0.211	8,000	7,988
Ontario (Province of) 7/14/2026	0.269	10,500	10,485
			18,473
U.S. Treasury bills 5.27%
U.S. Treasury 8/4/2026	1.102	5,750	5,731
U.S. Treasury 9/17/2026	0.758	10,000	9,921
			15,652
Total short-term securities (cost: $298,723,000)			298,701
Total investment securities 100.57% (cost: $298,723,000)			298,701
Other assets less liabilities (0.57)%			(1,706)
Net assets 100.00%			$296,995

American Funds Insurance Series	274

Ultra-Short Bond Fund (continued)
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $173,576,000, which represented 58.44% of the net assets of the fund.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

275	American Funds Insurance Series

U.S. Government Securities Fund
Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 83.65%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 48.01%
U.S. Treasury 42.36%
U.S. Treasury 4.50% 7/15/2026	USD10,366	$10,369
U.S. Treasury 4.375% 7/31/2026	25,795	25,809
U.S. Treasury 4.625% 9/15/2026	10,209	10,228
U.S. Treasury 3.50% 9/30/2026	11,100	11,091
U.S. Treasury 3.875% 3/31/2027	23,000	22,978
U.S. Treasury 4.50% 4/15/2027	30,000	30,113
U.S. Treasury 0.50% 4/30/2027	1,250	1,214
U.S. Treasury 2.625% 5/31/2027	2,290	2,260
U.S. Treasury 3.75% 6/30/2027	33,220	33,104
U.S. Treasury 3.875% 7/31/2027	10,000	9,972
U.S. Treasury 3.75% 8/15/2027	5,043	5,021
U.S. Treasury 3.625% 8/31/2027	2,945	2,928
U.S. Treasury 3.375% 11/30/2027	600	594
U.S. Treasury 3.375% 12/31/2027	10,000	9,886
U.S. Treasury 4.25% 2/15/2028 (a)	48,655	48,714
U.S. Treasury 3.625% 5/31/2028	14,850	14,705
U.S. Treasury 1.25% 6/30/2028	3,325	3,141
U.S. Treasury 4.00% 6/30/2028	6,907	6,886
U.S. Treasury 4.125% 6/30/2028	9,870	9,865
U.S. Treasury 1.00% 7/31/2028	970	910
U.S. Treasury 4.125% 7/31/2028	17,685	17,673
U.S. Treasury 3.50% 11/15/2028	410	404
U.S. Treasury 2.625% 2/15/2029	3,270	3,146
U.S. Treasury 4.25% 2/28/2029	11,435	11,460
U.S. Treasury 4.50% 5/31/2029	825	833
U.S. Treasury 2.625% 7/31/2029	9,309	8,898
U.S. Treasury 4.00% 7/31/2029	15,070	15,001
U.S. Treasury 3.625% 8/31/2029	11,435	11,254
U.S. Treasury 4.125% 10/31/2029	4,800	4,793
U.S. Treasury 4.125% 11/30/2029	10,200	10,185
U.S. Treasury 4.375% 12/31/2029	23,475	23,627
U.S. Treasury 4.00% 2/28/2030	11,270	11,204
U.S. Treasury 4.00% 3/31/2030	15,000	14,906
U.S. Treasury 3.75% 6/30/2030	17,030	16,755
U.S. Treasury 3.875% 6/30/2030	6,000	5,931
U.S. Treasury 4.00% 7/31/2030	1,185	1,177
U.S. Treasury 4.625% 9/30/2030	1,290	1,311
U.S. Treasury 4.875% 10/31/2030	625	642
U.S. Treasury 3.50% 11/30/2030	505	491
U.S. Treasury 3.625% 12/31/2030	850	830
U.S. Treasury 3.75% 1/31/2031	18,700	18,349
U.S. Treasury 3.875% 4/30/2031	18,965	18,695
U.S. Treasury 4.125% 5/31/2031	21,145	21,071
U.S. Treasury 4.25% 6/30/2031	9,625	9,641
U.S. Treasury 4.125% 11/30/2031	3,240	3,223
U.S. Treasury 4.125% 2/29/2032	9,305	9,250
U.S. Treasury 4.125% 3/31/2032	3,000	2,981
U.S. Treasury 4.125% 5/31/2032	10,295	10,223
U.S. Treasury 4.00% 6/30/2032	16,910	16,676
U.S. Treasury 2.75% 8/15/2032	8,095	7,435
U.S. Treasury 3.75% 11/30/2032	4,075	3,953
U.S. Treasury 3.875% 12/31/2032	4,095	3,999
U.S. Treasury 4.25% 3/31/2033	7,658	7,635
U.S. Treasury 3.875% 8/15/2033	3,180	3,093
U.S. Treasury 4.375% 5/15/2034	1,687	1,688
U.S. Treasury 3.875% 8/15/2034	1,970	1,903
U.S. Treasury 4.25% 11/15/2034	1,790	1,773
U.S. Treasury 4.625% 2/15/2035	5,000	5,080
U.S. Treasury 4.25% 5/15/2035	1,800	1,779
U.S. Treasury 4.00% 11/15/2035	850	822

American Funds Insurance Series	276

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.125% 2/15/2036	USD1,130	$1,103
U.S. Treasury 4.50% 8/15/2039	13,655	13,474
U.S. Treasury 4.625% 2/15/2040	90	90
U.S. Treasury, interest only, 0% 11/15/2040	1,110	550
U.S. Treasury 1.375% 11/15/2040	1,945	1,258
U.S. Treasury 3.875% 5/15/2043	820	725
U.S. Treasury 4.375% 8/15/2043	40	38
U.S. Treasury 4.50% 2/15/2044	3,780	3,601
U.S. Treasury 4.125% 8/15/2044	11,760	10,638
U.S. Treasury 2.50% 2/15/2045	4,850	3,402
U.S. Treasury 5.00% 5/15/2045	8,955	9,033
U.S. Treasury 4.625% 11/15/2045	180	173
U.S. Treasury 2.50% 2/15/2046	3,900	2,690
U.S. Treasury 4.625% 2/15/2046	2,490	2,390
U.S. Treasury 2.50% 5/15/2046	1,585	1,089
U.S. Treasury 2.875% 11/15/2046	2,700	1,973
U.S. Treasury 3.00% 8/15/2048	750	549
U.S. Treasury 2.375% 11/15/2049	1,435	914
U.S. Treasury 1.25% 5/15/2050	14,825	7,056
U.S. Treasury 1.375% 8/15/2050	4,330	2,124
U.S. Treasury 1.625% 11/15/2050	35,205	18,408
U.S. Treasury 1.875% 2/15/2051	5,892	3,275
U.S. Treasury 2.375% 5/15/2051	6,280	3,928
U.S. Treasury 2.00% 8/15/2051	5,226	2,977
U.S. Treasury 1.875% 11/15/2051	3,164	1,739
U.S. Treasury 3.00% 8/15/2052	895	635
U.S. Treasury 4.00% 11/15/2052	1,849	1,582
U.S. Treasury 4.75% 11/15/2053	205	198
U.S. Treasury 4.25% 2/15/2054	11,130	9,932
U.S. Treasury 4.625% 5/15/2054	3,165	3,006
U.S. Treasury 4.25% 8/15/2054	50	45
U.S. Treasury 4.625% 2/15/2055	7,370	7,004
U.S. Treasury 4.75% 8/15/2055	20,850	20,233
U.S. Treasury 4.625% 11/15/2055 (a)	42,030	39,988
U.S. Treasury 4.75% 2/15/2056 (a)	43,300	42,062
U.S. Treasury 5.00% 5/15/2056	9,395	9,495
		796,955

U.S. Treasury inflation-protected securities 5.65%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (b)	9,837	9,789
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (b)	3,027	2,969
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027 (b)	21,416	21,321
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (b)	19,151	19,028
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2031 (b)	6,828	6,619
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031 (b)	1,118	1,027
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (b)	3,476	3,148
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (b)	7,544	7,440
U.S. Treasury Inflation-Protected Security 1.875% 1/15/2036 (b)	15,031	14,611
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041 (b)	144	138
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (b)	1,540	1,176
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (b)	1,796	1,311
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (b)	331	233
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (b)	376	212
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (b)	147	78

277	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (b)	USD466	$408
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (b)	7,825	7,211
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (b)	10,337	9,537
		106,256
Total U.S. Treasury bonds & notes		903,211
Mortgage-backed obligations 33.09%
Federal agency mortgage-backed obligations 33.04%
Fannie Mae Pool #AL9870 6.50% 2/1/2028 (c)	2	2
Fannie Mae Pool #257431 6.50% 10/1/2028 (c)	— (d)	— (d)
Fannie Mae Pool #695412 5.00% 6/1/2033 (c)	— (d)	— (d)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (c)	2	2
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (c)	389	380
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (c)	918	894
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (c)	654	612
Fannie Mae Pool #940890 6.50% 6/1/2037 (c)	— (d)	— (d)
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (c)	276	258
Fannie Mae Pool #256828 7.00% 7/1/2037 (c)	2	2
Fannie Mae Pool #256860 6.50% 8/1/2037 (c)	8	8
Fannie Mae Pool #888698 7.00% 10/1/2037 (c)	9	9
Fannie Mae Pool #970343 6.00% 2/1/2038 (c)	11	11
Fannie Mae Pool #931768 5.00% 8/1/2039 (c)	3	3
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (c)	13	13
Fannie Mae Pool #932606 5.00% 2/1/2040 (c)	6	6
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (c)	21,881	19,029
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (c)	236	238
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (c)	108	109
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (c)	27	27
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (c)	107	108
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (c)	14	13
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (c)	59	60
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (c)	11	11
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (c)	5	5
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (c)	16	16
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (c)	4	4
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (c)	5	5
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (c)	28	26
Fannie Mae Pool #MA5235 6.50% 12/1/2043 (c)	584	607
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (c)	6	6
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (c)	47	44
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (c)	3,205	2,982
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (c)	39	36
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (c)	11	10
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (c)	6	6
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (c)	5	5
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (c)	2	1
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (c)	5	4
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (c)	72	68
Fannie Mae Pool #BM3788 3.50% 3/1/2048 (c)	2,302	2,129
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (c)	29	26
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (c)	43	41
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (c)	60	57
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (c)	18	17
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (c)	12	12
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (c)	827	768
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (c)	307	284
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (c)	79	73
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (c)	402	372

American Funds Insurance Series	278

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (c)	USD225	$208
Fannie Mae Pool #FM2179 3.00% 1/1/2050 (c)	2,685	2,399
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (c)	670	573
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (c)	23	20
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (c)	425	359
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (c)	143	122
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (c)	1,457	1,241
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (c)	181	146
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (c)	1,280	1,024
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (c)	63	51
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (c)	834	683
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (c)	542	436
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (c)	9	7
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (c)	324	271
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (c)	5	4
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (c)	1,305	1,044
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (c)	799	669
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (c)	4,056	3,619
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (c)	1,228	1,039
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (c)	249	209
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (c)	144	123
Fannie Mae Pool #FM8422 2.50% 8/1/2051 (c)	468	392
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (c)	1,171	980
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (c)	527	447
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (c)	353	296
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (c)	5,885	4,708
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (c)	38	31
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (c)	1,885	1,578
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (c)	959	819
Fannie Mae Pool #FA1935 2.50% 12/1/2051 (c)	5	4
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (c)	605	543
Fannie Mae Pool #BV0894 2.00% 1/1/2052 (c)	446	357
Fannie Mae Pool #CB2668 3.00% 1/1/2052 (c)	2,205	1,927
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (c)	1,762	1,559
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (c)	915	800
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (c)	154	132
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (c)	2,801	2,507
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (c)	1,881	1,644
Fannie Mae Pool #CB3140 4.00% 3/1/2052 (c)	406	381
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (c)	6,786	5,681
Fannie Mae Pool #BV9262 3.00% 5/1/2052 (c)	775	676
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (c)	161	141
Fannie Mae Pool #CB3528 4.00% 5/1/2052 (c)	527	493
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (c)	2,938	2,350
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (c)	95	76
Fannie Mae Pool #CB3774 4.00% 6/1/2052 (c)	2,444	2,296
Fannie Mae Pool #FS2159 5.00% 6/1/2052 (c)	48	48
Fannie Mae Pool #BV2558 5.00% 6/1/2052 (c)	41	41
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (c)	195	157
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (c)	3,073	2,572
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (c)	2,117	1,927
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (c)	264	263
Fannie Mae Pool #FS2489 5.00% 8/1/2052 (c)	44	44
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (c)	594	575
Fannie Mae Pool #FS4611 5.00% 9/1/2052 (c)	7,621	7,551
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (c)	3,081	2,464
Fannie Mae Pool #BW9458 4.50% 10/1/2052 (c)	891	863
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (c)	825	795
Fannie Mae Pool #FS5994 5.00% 10/1/2052 (c)	7,411	7,349
Fannie Mae Pool #BX1004 5.00% 10/1/2052 (c)	4,237	4,189

279	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (c)	USD543	$549
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (c)	501	507
Fannie Mae Pool #CB4917 5.50% 10/1/2052 (c)	72	73
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (c)	187	195
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (c)	7	7
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (c)	2,367	2,287
Fannie Mae Pool #BX6121 6.00% 1/1/2053 (c)	1,657	1,699
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (c)	7	8
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (c)	602	628
Fannie Mae Pool #CB5919 6.00% 3/1/2053 (c)	645	663
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (c)	457	471
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (c)	1,744	1,763
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (c)	291	307
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (c)	257	260
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (c)	2,351	2,376
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (c)	2,202	2,269
Fannie Mae Pool #FS4933 6.00% 6/1/2053 (c)	1,496	1,539
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (c)	1,470	1,513
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (c)	1,065	1,099
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (c)	1,035	1,063
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (c)	315	303
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (c)	1,518	1,531
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (c)	1,246	1,277
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (c)	196	201
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (c)	423	407
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (c)	167	169
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (c)	10,218	10,294
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (c)	366	375
Fannie Mae Pool #FA2383 6.50% 10/1/2053 (c)	1,821	1,887
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (c)	517	537
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (c)	136	141
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (c)	18	19
Fannie Mae Pool #FS8361 3.50% 12/1/2053 (c)	244	221
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (c)	458	463
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (c)	120	121
Fannie Mae Pool #CB7624 6.50% 12/1/2053 (c)	7,006	7,298
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (c)	2,221	2,300
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (c)	399	402
Fannie Mae Pool #FS7809 7.00% 2/1/2054 (c)	3,938	4,162
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (c)	362	364
Fannie Mae Pool #DB0754 5.50% 3/1/2054 (c)	39	39
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (c)	1,117	1,132
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (c)	435	449
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (c)	890	928
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (c)	1,288	1,347
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (c)	2,478	2,551
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (c)	531	543
Fannie Mae Pool #DB6813 6.00% 6/1/2054 (c)	84	86
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (c)	3,229	3,365
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (c)	5,461	5,624
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (c)	3,332	3,435
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (c)	676	692
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (c)	116	119
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (c)	5,080	5,294
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (c)	1,338	1,391
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (c)	738	771
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (c)	190	196
Fannie Mae Pool #DC1075 6.00% 8/1/2054 (c)	187	191
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (c)	92	95
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (c)	85	87

American Funds Insurance Series	280

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (c)	USD81	$83
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (c)	57	58
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (c)	1,287	1,344
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (c)	1,665	1,686
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (c)	1,153	1,181
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (c)	82	84
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (c)	39	40
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (c)	1,263	1,300
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (c)	185	187
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (c)	20	20
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (c)	2,147	2,198
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (c)	340	351
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (c)	23	24
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (c)	761	783
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (c)	23	23
Fannie Mae Pool #FA1000 7.00% 2/1/2055 (c)	1,263	1,334
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (c)	6,327	6,358
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (c)	150	153
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (c)	58	60
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (c)	56	57
Fannie Mae Pool #FA1672 6.50% 4/1/2055 (c)	194	201
Fannie Mae Pool #DD8411 7.00% 5/1/2055 (c)	858	907
Fannie Mae Pool #MA5731 3.50% 6/1/2055 (c)	178	162
Fannie Mae Pool #BV6163 3.50% 8/1/2055 (c)	85	77
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (c)	438	452
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (c)	— (d)	— (d)
Fannie Mae Pool #MA5795 7.00% 8/1/2055 (c)	44	46
Fannie Mae Pool #MA5906 3.50% 12/1/2055 (c)	1,000	908
Fannie Mae Pool #MA5990 7.00% 2/1/2056 (c)	1,017	1,075
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (c)	1,065	915
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (c)	320	307
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (c)	392	352
Freddie Mac Pool #ZS8907 6.50% 10/1/2026 (c)	— (d)	— (d)
Freddie Mac Pool #ZA2024 6.50% 9/1/2027 (c)	— (d)	— (d)
Freddie Mac Pool #1H1354 6.343% 11/1/2036 (c)(e)	18	18
Freddie Mac Pool #QO0557 2.50% 7/1/2037 (c)	978	916
Freddie Mac Pool #C03518 5.00% 9/1/2040 (c)	196	198
Freddie Mac Pool #G06459 5.00% 5/1/2041 (c)	403	408
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (c)	575	496
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (c)	2	2
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (c)	19	18
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (c)	21	20
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (c)	102	98
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (c)	152	142
Freddie Mac Pool #760014 4.634% 8/1/2045 (c)(e)	188	187
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (c)	38	35
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (c)	56	52
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (c)	37	34
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (c)	35	33
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (c)	30	28
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (c)	21	19
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (c)	17	16
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (c)	16	15
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (c)	11	10
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (c)	10	9
Freddie Mac Pool #G67711 4.00% 3/1/2048 (c)	649	616
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (c)	34	32
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (c)	29	27
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (c)	20	19
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (c)	12	11

281	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (c)	USD62	$59
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (c)	4,872	4,625
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (c)	154	150
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (c)	71	70
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (c)	48	47
Freddie Mac Pool #ZT0522 4.50% 9/1/2048 (c)	15	15
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (c)	121	112
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (c)	36	33
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (c)	276	255
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (c)	144	133
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (c)	21	19
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (c)	1,293	1,038
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (c)	27	23
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (c)	1,099	888
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (c)	1,646	1,394
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (c)	30	24
Freddie Mac Pool #RA4528 2.50% 2/1/2051 (c)	690	577
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (c)	49	40
Freddie Mac Pool #RA5054 2.00% 4/1/2051 (c)	3,898	3,147
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (c)	1,907	1,543
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (c)	871	697
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (c)	122	108
Freddie Mac Pool #QC5569 2.00% 8/1/2051 (c)	2,775	2,219
Freddie Mac Pool #SD0726 2.50% 10/1/2051 (c)	7,615	6,509
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (c)	376	303
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (c)	391	335
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (c)	99	83
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (c)	248	211
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (c)	117	104
Freddie Mac Pool #QD7325 3.50% 1/1/2052 (c)	200	181
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (c)	4,334	3,467
Freddie Mac Pool #QD7087 2.00% 2/1/2052 (c)	857	686
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (c)	289	232
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (c)	7,054	6,457
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (c)	138	127
Freddie Mac Pool #QD8711 2.00% 3/1/2052 (c)	28	22
Freddie Mac Pool #QD9477 4.00% 4/1/2052 (c)	306	287
Freddie Mac Pool #8D0226 2.513% 5/1/2052 (c)(e)	376	344
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (c)	7,205	6,303
Freddie Mac Pool #QE3999 3.50% 5/1/2052 (c)	371	337
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (c)	254	222
Freddie Mac Pool #RA7510 3.50% 6/1/2052 (c)	69	63
Freddie Mac Pool #RA7258 3.50% 6/1/2052 (c)	36	33
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (c)	618	520
Freddie Mac Pool #RA7572 3.00% 8/1/2052 (c)	47	41
Freddie Mac Pool #SD4554 4.00% 8/1/2052 (c)	130	122
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (c)	174	168
Freddie Mac Pool #QE7647 5.00% 8/1/2052 (c)	42	42
Freddie Mac Pool #SD1496 5.00% 8/1/2052 (c)	35	35
Freddie Mac Pool #SL3329 3.50% 9/1/2052 (c)	143	129
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (c)	763	738
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (c)	173	167
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (c)	112	109
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (c)	8,387	8,310
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (c)	70	68
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (c)	890	869
Freddie Mac Pool #QF2560 4.50% 11/1/2052 (c)	692	666
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (c)	1,727	1,746
Freddie Mac Pool #SD8281 6.50% 12/1/2052 (c)	3,274	3,403
Freddie Mac Pool #SD8320 3.00% 2/1/2053 (c)	648	566

American Funds Insurance Series	282

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (c)	USD719	$725
Freddie Mac Pool #QG1653 6.00% 4/1/2053 (c)	644	663
Freddie Mac Pool #QG0259 6.00% 4/1/2053 (c)	341	351
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (c)	76	73
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (c)	632	638
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (c)	395	398
Freddie Mac Pool #QG3763 6.00% 5/1/2053 (c)	1,192	1,227
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (c)	179	188
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (c)	1,204	1,217
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (c)	10,904	11,175
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (c)	2,814	2,894
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (c)	1,594	1,640
Freddie Mac Pool #QG5227 6.00% 6/1/2053 (c)	625	642
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (c)	332	344
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (c)	299	308
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (c)	204	210
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (c)	181	189
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (c)	1,503	1,567
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (c)	1,351	1,409
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (c)	1,297	1,365
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (c)	1,222	1,287
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (c)	887	935
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (c)	681	716
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (c)	492	512
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (c)	380	404
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (c)	522	528
Freddie Mac Pool #SD8343 6.00% 7/1/2053 (c)	11,483	11,783
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (c)	14,670	15,071
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (c)	604	610
Freddie Mac Pool #SD3857 6.00% 9/1/2053 (c)	29,804	30,726
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (c)	1,645	1,691
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (c)	57	59
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (c)	3,773	3,883
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (c)	659	634
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (c)	2,657	2,682
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (c)	7,340	7,661
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (c)	24	25
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (c)	1,619	1,633
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (c)	43	45
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (c)	760	766
Freddie Mac Pool #SD4894 6.00% 2/1/2054 (c)	3,309	3,414
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (c)	137	141
Freddie Mac Pool #SL2362 6.50% 2/1/2054 (c)	3,905	4,086
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (c)	398	401
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (c)	464	470
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (c)	80	81
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (c)	454	469
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (c)	442	446
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (c)	52	53
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (c)	1,756	1,830
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (c)	822	860
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (c)	9,963	10,350
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (c)	1	1
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (c)	2,088	2,188
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (c)	762	794
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (c)	547	573
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (c)	5,835	5,981
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (c)	2,338	2,407
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (c)	183	188
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (c)	4,410	4,589

283	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (c)	USD3,659	$3,706
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (c)	777	782
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (c)	2,445	2,503
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (c)	1,094	1,121
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (c)	121	125
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (c)	58	60
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (c)	42	43
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (c)	3,011	3,127
Freddie Mac Pool #QJ4811 5.50% 9/1/2054 (c)	668	672
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (c)	417	429
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (c)	209	215
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (c)	204	211
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (c)	202	210
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (c)	116	119
Freddie Mac Pool #SD6288 6.50% 9/1/2054 (c)	3,696	3,865
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (c)	1,025	1,066
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (c)	3	3
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (c)	336	338
Freddie Mac Pool #SD8499 3.50% 12/1/2054 (c)	557	506
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (c)	2	2
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (c)	829	753
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (c)	3,098	3,201
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (c)	1,232	1,274
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (c)	880	908
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (c)	386	395
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (c)	5	5
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (c)	3,705	3,872
Freddie Mac Pool #SD8524 5.50% 4/1/2055 (c)	182	183
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (c)	112	114
Freddie Mac Pool #QY1898 7.00% 4/1/2055 (c)	310	328
Freddie Mac Pool #QZ5542 3.50% 10/1/2055 (c)	522	474
Freddie Mac Pool #RQ0068 3.50% 10/1/2055 (c)	170	154
Freddie Mac Pool #SL3368 6.00% 12/1/2055 (c)	1,024	1,048
Freddie Mac Pool #RQ0079 7.00% 12/1/2055 (c)	190	201
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (c)	3,875	3,867
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (c)	3,153	2,987
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (c)	687	603
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (c)	275	247
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (c)	3,241	3,045
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (c)(e)	2,836	2,684
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (c)	739	635
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (c)(e)	1,024	927
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (c)(e)	300	289
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (c)	3,271	2,942
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (c)	362	347
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (c)	573	508
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (c)	1,369	1,306
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (c)	306	275
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (c)	1,185	1,111
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (c)	12,129	11,839
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (c)	3,049	2,901
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (c)	876	810
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (c)	435	395
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (c)	2,953	2,840
Government National Mortgage Assn. 3.50% 7/1/2056 (c)(f)	481	432
Government National Mortgage Assn. 5.00% 7/1/2056 (c)(f)	5	5
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038 (c)	51	54
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038 (c)	10	10
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038 (c)	105	112
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038 (c)	24	25

American Funds Insurance Series	284

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039 (c)	USD109	$111
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (c)	57	61
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (c)	1,521	1,569
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (c)	566	572
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (c)	367	358
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042 (c)	13	12
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (c)	704	578
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (c)	956	785
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (c)	2,879	2,365
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (c)	1,384	1,137
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (c)	4,137	3,509
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (c)	1,782	1,525
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (c)	565	481
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (c)	3,237	2,745
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (c)	74	64
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (c)	2,706	2,315
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (c)	1,398	1,198
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (c)	850	727
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (c)	676	577
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (c)	214	190
Government National Mortgage Assn. Pool #MA7986 2.00% 4/20/2052 (c)	174	143
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (c)	788	674
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (c)	167	149
Government National Mortgage Assn. Pool #MA8041 2.00% 5/20/2052 (c)	345	283
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (c)	1,910	1,744
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (c)	591	536
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (c)	3,641	3,294
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (c)	275	260
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (c)	384	361
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (c)	189	178
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (c)	47	46
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (c)	3,886	3,756
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (c)	2,520	2,434
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (c)	1,072	1,034
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (c)	4,191	3,917
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (c)	407	409
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (c)	812	817
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (c)	221	223
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (c)	66	66
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (c)	407	307
Uniform Mortgage-Backed Security 5.00% 7/1/2041 (c)(f)	780	783
Uniform Mortgage-Backed Security 2.00% 7/1/2041 (c)(f)	621	566
Uniform Mortgage-Backed Security 2.00% 8/1/2041 (c)(f)	495	451
Uniform Mortgage-Backed Security 4.00% 8/1/2041 (c)(f)	920	893
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (c)(f)	5,557	4,644
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (c)(f)	4,191	3,655
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (c)(f)	1,943	1,816
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (c)(f)	11,559	11,075
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (c)(f)	584	574
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (c)(f)	36,675	37,941
Uniform Mortgage-Backed Security 3.00% 8/1/2056 (c)(f)	2,546	2,219
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (c)(f)	1,106	1,085
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (c)(f)	310	311
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (c)(f)	21,027	21,428
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (c)(f)	371	390
		621,537

285	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations 0.05%
FARM Mortgage Trust, Series 2024-1, Class A, 4.676% 10/1/2053 (c)(e)(g)		USD897	$859
Total mortgage-backed obligations			622,396
Federal agency bonds & notes 2.55%
Federal Home Loan Bank 3.25% 11/16/2028		6,500	6,378
Federal Home Loan Bank 5.50% 7/15/2036		300	324
Federal National Mortgage Association 7.125% 1/15/2030		2,000	2,190
Private Export Funding Corp. 1.40% 7/15/2028		3,000	2,830
Tennessee Valley Authority 2.875% 2/1/2027		5,000	4,967
Tennessee Valley Authority 4.875% 5/15/2035		2,445	2,503
Tennessee Valley Authority 4.65% 6/15/2035		1,780	1,800
Tennessee Valley Authority 5.88% 4/1/2036		875	963
Tennessee Valley Authority, Series A, 4.625% 9/15/2060		250	222
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		624	596
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026		384	385
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		2,200	2,198
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		10,250	10,097
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		3,064	3,003
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		2,020	1,965
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		1,773	1,702
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		2,074	1,970
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		2,167	2,028
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		1,639	1,524
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034		330	304
			47,949
Total bonds, notes & other debt instruments (cost: $1,615,318,000)			1,573,556
Short-term securities 19.74%	Weighted average yield at acquisition
Commercial paper 13.04%
Apple, Inc. 7/6/2026 (g)	3.620%	10,000	9,994
Apple, Inc. 7/27/2026 (g)	3.630	10,000	9,973
Apple, Inc. 8/3/2026 (g)	3.630	10,000	9,965
CHARTA, LLC 10/6/2026 (g)	3.850	17,705	17,517
Cisco Systems, Inc. 7/15/2026 (g)	3.750	20,000	19,970
Eli Lilly and Co. 8/5/2026 (g)	3.760	25,300	25,207
Exxon Asset Management Co. 7/7/2026	3.690	20,000	19,986
Johnson & Johnson 8/12/2026 (g)	3.660	20,700	20,609
Komatsu Finance America, Inc. 9/2/2026 (g)	3.800	10,000	9,934
LMA-Americas, LLC 7/1/2026 (g)	3.630	5,450	5,449
Old Line Funding, LLC 7/7/2026 (g)	3.740	4,500	4,497
Paccar Financial Corp. 7/1/2026	3.700	8,600	8,599
Paccar Financial Corp. 7/10/2026	3.690	10,500	10,489
Paccar Financial Corp. 7/13/2026	3.700	11,500	11,485
PepsiCo, Inc. 7/8/2026 (g)	3.620	8,800	8,793
Prudential Funding, LLC 7/13/2026	3.670	18,000	17,976
Wal-Mart Stores, Inc. 7/20/2026 (g)	3.660	20,000	19,959
Wal-Mart Stores, Inc. 7/24/2026 (g)	3.639	15,000	14,963
			245,365

American Funds Insurance Series	286

U.S. Government Securities Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes 6.70%
Federal Farm Credit Banks 7/20/2026	3.590%	USD16,350	$16,320
Federal Farm Credit Banks 8/24/2026	3.640	15,200	15,117
Federal Home Loan Bank 7/1/2026	3.430	16,800	16,800
Federal Home Loan Bank 7/17/2026	3.600	15,000	14,977
Federal Home Loan Bank 7/24/2026	3.632	5,350	5,338
Federal Home Loan Bank 8/10/2026	3.556	10,000	9,959
Federal Home Loan Bank 8/19/2026	3.611	13,000	12,935
Federal Home Loan Bank 9/9/2026	3.630	15,000	14,893
Federal Home Loan Bank 11/12/2026	3.630	20,000	19,722
Total short-term securities (cost: $371,456,000)			371,426
Options purchased (equity style) 0.10%
Options purchased (equity style)*			1,870
Total options purchased (equity style) (cost: $1,228,000)			1,870
Total investment securities 103.49% (cost: $1,988,002,000)			1,946,852
Total options written (equity style)† (0.14)% (premium received: $1,611,000)			(2,614)
Other assets less liabilities (3.49)%			(63,051)
Net assets 100.00%			$1,881,187
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2026 (000)
Put
3 Month SOFR Futures Option	709	12/11/2026	USD97.00	USD177,250	$1,870
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2026 (000)
Put
3 Month SOFR Futures Option	238	12/11/2026	USD96.06	USD(59,500)	$(147)
3 Month SOFR Futures Option	1,420	12/11/2026	96.63	(355,000)	(2,467)
					$(2,614)

287	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month SOFR Futures	Long	26	9/16/2026	USD6,259	$(32)
3 Month SOFR Futures	Long	555	12/16/2026	133,318	(358)
3 Month SOFR Futures	Long	1,544	3/17/2027	370,405	(1,125)
2 Year U.S. Treasury Note Futures	Long	4,366	10/5/2026	899,976	(685)
5 Year U.S. Treasury Note Futures	Long	2,852	10/5/2026	305,298	798
10 Year Ultra U.S. Treasury Note Futures	Long	524	9/30/2026	58,934	633
10 Year U.S. Treasury Note Futures	Short	27	9/30/2026	(2,967)	(14)
20 Year U.S. Treasury Bond Futures	Long	180	9/30/2026	20,430	545
30 Year Ultra U.S. Treasury Bond Futures	Long	118	9/30/2026	13,706	319
					$81
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3.53%	Annual	SOFR	Annual	1/23/2027	USD7,300	$(17)	$—	$(17)
3.5405%	Annual	SOFR	Annual	1/23/2027	USD12,100	(28)	—	(28)
3.535%	Annual	SOFR	Annual	1/23/2027	USD13,000	(30)	—	(30)
2.594%	At maturity	U.S. Urban CPI	At maturity	2/6/2027	USD7,893	(68)	—	(68)
2.59%	At maturity	U.S. Urban CPI	At maturity	2/6/2027	USD8,416	(72)	—	(72)
2.529%	At maturity	U.S. Urban CPI	At maturity	2/12/2027	USD8,275	(76)	—	(76)
2.53%	At maturity	U.S. Urban CPI	At maturity	2/13/2027	USD8,200	(76)	—	(76)
2.524%	At maturity	U.S. Urban CPI	At maturity	2/13/2027	USD16,400	(152)	—	(152)
SOFR	Annual	4.186%	Annual	2/18/2027	USD54,150	(73)	—	(73)
3.761%	Annual	SOFR	Annual	2/20/2027	USD11,800	(16)	—	(16)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD23,600	(31)	—	(31)
U.S. Urban CPI	At maturity	2.47%	At maturity	2/23/2027	USD55,910	552	—	552
4.5895%	Annual	SOFR	Annual	5/6/2027	USD22,710	110	—	110
U.S. Urban CPI	At maturity	2.99%	At maturity	5/29/2027	USD3,983	(9)	—	(9)
U.S. Urban CPI	At maturity	3.125%	At maturity	6/4/2027	USD20,792	(96)	—	(96)
U.S. Urban CPI	At maturity	3.195%	At maturity	6/5/2027	USD4,173	(23)	—	(23)
U.S. Urban CPI	At maturity	3.07%	At maturity	6/9/2027	USD2,700	(13)	—	(13)
U.S. Urban CPI	At maturity	3.07%	At maturity	6/10/2027	USD1,210	(6)	—	(6)
U.S. Urban CPI	At maturity	3.0475%	At maturity	6/11/2027	USD9,700	(49)	—	(49)
U.S. Urban CPI	At maturity	2.925%	At maturity	6/15/2027	USD1,200	(6)	—	(6)
U.S. Urban CPI	At maturity	2.935%	At maturity	6/15/2027	USD9,700	(45)	—	(45)
U.S. Urban CPI	At maturity	2.78%	At maturity	6/16/2027	USD9,700	(33)	—	(33)
U.S. Urban CPI	At maturity	2.60%	At maturity	6/18/2027	USD4,800	(10)	—	(10)
U.S. Urban CPI	At maturity	2.379%	At maturity	6/23/2027	USD4,567	(3)	—	(3)
U.S. Urban CPI	At maturity	2.216%	At maturity	6/26/2027	USD6,048	2	—	2
U.S. Urban CPI	At maturity	2.1575%	At maturity	7/1/2027	USD4,838	— (d)	—	— (d)
U.S. Urban CPI	At maturity	2.1625%	At maturity	7/2/2027	USD4,838	— (d)	—	— (d)
3.45%	Annual	SOFR	Annual	2/1/2028	USD12,500	(111)	—	(111)
3.47%	Annual	SOFR	Annual	2/2/2028	USD11,600	(100)	—	(100)
3.6475%	Annual	SOFR	Annual	2/27/2028	USD19,700	(119)	—	(119)
SOFR	Annual	3.5485%	Annual	1/29/2030	USD5,200	63	—	63

American Funds Insurance Series	288

U.S. Government Securities Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.529%	Annual	1/29/2030	USD4,800	$61	$—	$61
SOFR	Annual	3.528%	Annual	1/29/2030	USD4,000	51	—	51
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD49,000	5,625	—	5,625
3.18%	Annual	SOFR	Annual	4/17/2030	USD2,600	(66)	—	(66)
3.275%	Annual	SOFR	Annual	4/18/2030	USD2,600	(58)	—	(58)
3.353%	Annual	SOFR	Annual	4/19/2030	USD2,600	(50)	—	(50)
3.342%	Annual	SOFR	Annual	4/19/2030	USD2,600	(51)	—	(51)
3.344%	Annual	SOFR	Annual	4/20/2030	USD2,600	(51)	—	(51)
3.128%	Annual	SOFR	Annual	4/28/2030	USD2,600	(71)	—	(71)
3.285%	Annual	SOFR	Annual	5/1/2030	USD2,500	(55)	—	(55)
3.259%	Annual	SOFR	Annual	5/1/2030	USD2,600	(59)	—	(59)
3.186%	Annual	SOFR	Annual	5/9/2030	USD2,600	(66)	—	(66)
3.215%	Annual	SOFR	Annual	5/10/2030	USD2,500	(61)	—	(61)
3.29%	Annual	SOFR	Annual	5/19/2030	USD3,100	(68)	—	(68)
3.31%	Annual	SOFR	Annual	6/9/2030	USD26,800	(575)	—	(575)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD15,500	1,978	—	1,978
SOFR	Annual	3.91177%	Annual	11/30/2030	USD15,531	(8)	—	(8)
2.6131%	At maturity	U.S. Urban CPI	At maturity	6/4/2031	USD12,500	73	—	73
2.6225%	At maturity	U.S. Urban CPI	At maturity	6/4/2031	USD8,337	52	—	52
2.6075%	At maturity	U.S. Urban CPI	At maturity	6/5/2031	USD4,173	24	—	24
3.43574%	Annual	SOFR	Annual	6/17/2031	USD6,104	(125)	—	(125)
3.403%	Annual	SOFR	Annual	6/17/2031	USD7,249	(159)	—	(159)
U.S. Urban CPI	At maturity	2.412%	At maturity	6/23/2031	USD11,268	5	—	5
U.S. Urban CPI	At maturity	2.39%	At maturity	6/25/2031	USD14,092	16	—	16
SOFR	Annual	3.326%	Annual	9/19/2032	USD10,880	348	—	348
SOFR	Annual	3.4225%	Annual	9/22/2032	USD10,938	292	—	292
SOFR	Annual	3.703%	Annual	4/14/2033	USD19,140	244	—	244
SOFR	Annual	4.1615%	Annual	5/15/2033	USD330	(5)	—	(5)
SOFR	Annual	4.15%	Annual	5/15/2033	USD880	(12)	—	(12)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD1,185	6	—	6
SOFR	Annual	3.6025%	Annual	1/8/2034	USD4,655	100	—	100
SOFR	Annual	3.8045%	Annual	2/9/2036	USD5,450	81	—	81
SOFR	Annual	3.846%	Annual	2/9/2036	USD5,500	63	—	63
SOFR	Annual	3.817%	Annual	2/10/2036	USD8,170	113	—	113
SOFR	Annual	3.73632%	Annual	6/17/2036	USD6,802	146	—	146
SOFR	Annual	3.175%	Annual	2/1/2038	USD16,000	1,085	—	1,085
3.065%	Annual	SOFR	Annual	4/7/2040	USD12,300	(1,358)	—	(1,358)
3.616%	Annual	SOFR	Annual	8/5/2044	USD5,600	(413)	—	(413)
3.561%	Annual	SOFR	Annual	8/9/2044	USD4,800	(388)	—	(388)
SOFR	Annual	3.9815%	Annual	11/6/2044	USD10,330	288	—	288
SOFR	Annual	3.045%	Annual	7/27/2050	USD3,600	635	—	635
4.17859%	Annual	SOFR	Annual	11/15/2052	USD3,720	(13)	—	(13)
SOFR	Annual	2.85282%	Annual	12/6/2052	USD540	116	—	116
SOFR	Annual	2.93542%	Annual	12/6/2052	USD550	111	—	111
SOFR	Annual	3.01413%	Annual	1/12/2053	USD1,401	265	—	265
SOFR	Annual	3.02%	Annual	1/12/2053	USD1,400	263	—	263
SOFR	Annual	2.974%	Annual	4/17/2053	USD800	157	—	157
SOFR	Annual	3.044%	Annual	4/18/2053	USD800	148	—	148
SOFR	Annual	3.0875%	Annual	4/19/2053	USD800	142	—	142
SOFR	Annual	3.1035%	Annual	4/19/2053	USD800	140	—	140
SOFR	Annual	3.0895%	Annual	4/20/2053	USD800	142	—	142
SOFR	Annual	2.9405%	Annual	4/28/2053	USD800	161	—	161
SOFR	Annual	3.0535%	Annual	5/1/2053	USD1,600	294	—	294

289	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.085%	Annual	5/9/2053	USD900	$161	$—	$161
SOFR	Annual	3.1135%	Annual	5/10/2053	USD800	139	—	139
SOFR	Annual	3.6815%	Annual	2/20/2054	USD1,510	125	—	125
SOFR	Annual	3.7205%	Annual	2/21/2054	USD520	40	—	40
SOFR	Annual	3.47875%	Annual	8/5/2054	USD4,200	488	—	488
SOFR	Annual	3.415%	Annual	8/9/2054	USD3,700	469	—	469
4.275%	Annual	SOFR	Annual	6/9/2056	USD4,120	77	—	77
4.07464%	Annual	SOFR	Annual	6/17/2056	USD1,708	(26)	—	(26)
						$10,451	$—	$10,451

(a)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $18,199,000, which represented 0.97% of the net assets of the fund.
(b)	Index-linked bond whose principal amount moves with a government price index.
(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)	Amount less than one thousand.
(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	Represents securities transacted on a TBA basis.
(g)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $177,689,000, which represented 9.45% of the net assets of the fund.

Key to abbreviation(s)
Assn. = Association
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	290

Managed Risk Growth Fund
Investment portfolio June 30, 2026unaudited

Growth funds 85.07%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,027,461	$418,546
Total growth funds (cost: $315,443,000)		418,546
Fixed income funds 11.70%
American Funds Insurance Series – The Bond Fund of America, Class 1	6,057,105	57,543
Total fixed income funds (cost: $57,800,000)		57,543
Short-term securities 2.69%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	13,244,222	13,244
Total short-term securities (cost: $13,244,000)		13,244
Options purchased (equity style) 0.34%
Options purchased (equity style)*		1,668
Total options purchased (cost: $4,338,000)		1,668
Total investment securities 99.80% (cost: $390,825,000)		491,001
Other assets less liabilities 0.20%		973
Net assets 100.00%		$491,974
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)
Put
S&P 500 Index	405	USD303,724	USD4,750.00	9/18/2026	$210
S&P 500 Index	30	22,498	4,775.00	9/18/2026	16
S&P 500 Index	10	7,499	4,800.00	9/18/2026	6
S&P 500 Index	25	18,748	4,875.00	9/18/2026	15
S&P 500 Index	30	22,498	4,850.00	12/18/2026	61
S&P 500 Index	25	18,748	4,900.00	12/18/2026	53
S&P 500 Index	20	14,999	5,000.00	12/18/2026	46
S&P 500 Index	50	37,497	5,100.00	12/18/2026	126
S&P 500 Index	25	18,748	5,125.00	12/18/2026	67
S&P 500 Index	15	11,249	5,175.00	12/18/2026	41
S&P 500 Index	350	262,478	5,225.00	12/18/2026	962
S&P 500 Index	10	7,499	5,400.00	12/18/2026	32
S&P 500 Index	10	7,499	5,450.00	12/18/2026	33
					$1,668

291	American Funds Insurance Series

Managed Risk Growth Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
S&P 500 E-mini Index Futures	Long	51	9/18/2026	USD19,248	$219
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 85.07%
American Funds Insurance Series – Growth Fund, Class 1	$429,678	$44,752	$48,234	$21,700	$(29,350)	$418,546	$407	$35,433
Fixed income funds 11.70%
American Funds Insurance Series – The Bond Fund of America, Class 1	50,687	21,593	14,589	25	(173)	57,543	384	—
Total 96.77%				$21,725	$(29,523)	$476,089	$791	$35,433

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	292

Managed Risk EUPAC Fund (formerly Managed Risk International Fund)
Investment portfolio June 30, 2026unaudited

Growth funds 84.87%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	4,048,325	$94,690
Total growth funds (cost: $69,084,000)		94,690
Fixed income funds 11.82%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,387,405	13,180
Total fixed income funds (cost: $13,218,000)		13,180
Short-term securities 2.88%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	3,218,107	3,218
Total short-term securities (cost: $3,218,000)		3,218
Options purchased (equity style) 0.39%
Options purchased (equity style)*		438
Total options purchased (cost: $777,000)		438
Total investment securities 99.96% (cost: $86,297,000)		111,526
Other assets less liabilities 0.04%		42
Net assets 100.00%		$111,568
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)
Put
iShares MSCI EAFE ETF	675	USD7,012	USD70.00	9/18/2026	$26
iShares MSCI EAFE ETF	8,975	93,232	75.00	9/18/2026	198
iShares MSCI EAFE ETF	75	779	81.00	9/18/2026	3
iShares MSCI EAFE ETF	1,200	12,466	80.00	12/18/2026	184
iShares MSCI EAFE ETF	250	2,597	85.00	12/18/2026	27
					$438
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
MSCI EAFE Index Futures	Long	23	9/18/2026	USD3,617	$12

293	American Funds Insurance Series

Managed Risk EUPAC Fund (continued) (formerly Managed Risk International Fund)
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.87%
American Funds Insurance Series – International Fund, Class 1	$96,391	$9,852	$16,338	$6,580	$(1,795)	$94,690	$2,092	$6,690
Fixed income funds 11.82%
American Funds Insurance Series – The Bond Fund of America, Class 1	11,335	5,498	3,629	(30)	6	13,180	87	—
Total 96.69%				$6,550	$(1,789)	$107,870	$2,179	$6,690

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	294

Managed Risk Washington Mutual Investors Fund
Investment portfolio June 30, 2026unaudited

Growth-and-income funds 85.04%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	14,520,113	$258,458
Total growth-and-income funds (cost: $203,867,000)		258,458
Fixed income funds 11.84%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,662,923	35,970
Total fixed income funds (cost: $36,326,000)		35,970
Short-term securities 2.72%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	8,262,581	8,263
Total short-term securities (cost: $8,263,000)		8,263
Options purchased (equity style) 0.25%
Options purchased (equity style)*		760
Total options purchased (cost: $2,738,000)		760
Total investment securities 99.85% (cost: $251,194,000)		303,451
Other assets less liabilities 0.15%		461
Net assets 100.00%		$303,912
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)
Put
S&P 500 Index	420	USD314,973	USD4,750.00	9/18/2026	$218
S&P 500 Index	10	7,499	4,775.00	9/18/2026	5
S&P 500 Index	10	7,499	4,875.00	9/18/2026	6
S&P 500 Index	10	7,499	5,000.00	12/18/2026	23
S&P 500 Index	20	14,999	5,100.00	12/18/2026	50
S&P 500 Index	10	7,499	5,125.00	12/18/2026	27
S&P 500 Index	10	7,499	5,175.00	12/18/2026	27
S&P 500 Index	135	101,241	5,225.00	12/18/2026	371
S&P 500 Index	10	7,499	5,450.00	12/18/2026	33
					$760
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
S&P 500 E-mini Index Futures	Long	26	9/18/2026	USD9,813	$116

295	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 85.04%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$268,079	$24,728	$30,045	$10,252	$(14,556)	$258,458	$880	$22,249
Fixed income funds 11.84%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	31,551	11,072	6,403	94	(344)	35,970	238	—
Total 96.88%				$10,346	$(14,900)	$294,428	$1,118	$22,249

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	296

Managed Risk Growth-Income Fund
Investment portfolio June 30, 2026unaudited

Growth-and-income funds 80.03%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	23,923,852	$1,670,363
Total growth-and-income funds (cost: $1,360,038,000)		1,670,363
Fixed income funds 16.64%
American Funds Insurance Series – The Bond Fund of America, Class 1	36,551,353	347,238
Total fixed income funds (cost: $348,901,000)		347,238
Short-term securities 2.55%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	53,310,831	53,311
Total short-term securities (cost: $53,311,000)		53,311
Options purchased (equity style) 0.44%
Options purchased (equity style)*		9,165
Total options purchased (cost: $30,973,000)		9,165
Total investment securities 99.66% (cost: $1,793,223,000)		2,080,077
Other assets less liabilities 0.34%		7,118
Net assets 100.00%		$2,087,195
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)
Put
S&P 500 Index	4,230	USD3,172,229	USD4,750.00	9/18/2026	$2,200
S&P 500 Index	75	56,245	4,775.00	9/18/2026	40
S&P 500 Index	30	22,498	4,800.00	9/18/2026	18
S&P 500 Index	80	59,995	4,850.00	9/18/2026	47
S&P 500 Index	145	108,741	4,875.00	9/18/2026	85
S&P 500 Index	30	22,498	4,825.00	12/18/2026	59
S&P 500 Index	180	134,988	4,850.00	12/18/2026	365
S&P 500 Index	95	71,244	4,875.00	12/18/2026	198
S&P 500 Index	85	63,745	4,900.00	12/18/2026	180
S&P 500 Index	90	67,494	5,000.00	12/18/2026	206
S&P 500 Index	270	202,483	5,100.00	12/18/2026	680
S&P 500 Index	160	119,990	5,125.00	12/18/2026	430
S&P 500 Index	90	67,494	5,175.00	12/18/2026	244
S&P 500 Index	1,540	1,154,901	5,225.00	12/18/2026	4,233
S&P 500 Index	55	41,246	5,450.00	12/18/2026	180
					$9,165

297	American Funds Insurance Series

Managed Risk Growth-Income Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
S&P 500 E-mini Index Futures	Long	278	9/18/2026	USD104,921	$1,180
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 80.03%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,666,731	$166,124	$215,592	$60,619	$(7,519)	$1,670,363	$6,237	$112,689
Fixed income funds 16.64%
American Funds Insurance Series – The Bond Fund of America, Class 1	313,631	101,201	66,871	942	(1,665)	347,238	2,384	—
Total 96.67%				$61,561	$(9,184)	$2,017,601	$8,621	$112,689

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	298

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2026unaudited

Asset allocation funds 97.01%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	52,969,022	$1,410,035
Total asset allocation funds (cost: $1,250,630,000)		1,410,035
Short-term securities 2.89%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	41,930,444	41,930
Total short-term securities (cost: $41,930,000)		41,930
Options purchased (equity style) 0.09%
Options purchased (equity style)*		1,341
Total options purchased (cost: $2,936,000)		1,341
Total investment securities 99.99% (cost: $1,295,496,000)		1,453,306
Other assets less liabilities 0.01%		166
Net assets 100.00%		$1,453,472
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)
Put
S&P 500 Index	205	USD153,737	USD4,750.00	9/18/2026	$107
S&P 500 Index	10	7,499	4,850.00	9/18/2026	6
S&P 500 Index	25	18,748	5,000.00	12/18/2026	57
S&P 500 Index	40	29,997	5,100.00	12/18/2026	101
S&P 500 Index	25	18,748	5,125.00	12/18/2026	67
S&P 500 Index	15	11,249	5,175.00	12/18/2026	41
S&P 500 Index	350	262,478	5,225.00	12/18/2026	962
					$1,341
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
S&P 500 E-mini Index Futures	Long	39	9/18/2026	USD14,719	$174

299	American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 97.01%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,404,783	$186,551	$143,252	$29,533	$(67,580)	$1,410,035	$5,709	$143,023

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	300

Financial statements unaudited
Statements of assets and liabilities at June 30, 2026
(dollars in thousands)

	Global Growth Fund	SMALLCAP World Fund[1]	Growth Fund	EUPAC Fund[2]	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$10,492,399	$2,497,662	$56,008,328	$7,293,373	$4,380,183
Affiliated issuers	222,227	60,619	1,241,009	269,540	131,606
Cash	1,556	2,396	1,196	156	354
Cash collateral pledged for futures contracts	—	—	—	—	134
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	462	9,058	801	4,085	1,505
Unrealized appreciation on open forward currency contracts	—	—	—	—	75
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments[3]	—	—	—	—	—
Receivables for:
Sales of investments	22,295	7,860	155,000	42,118	12,380
Sales of fund’s shares	2,480	475	18,998	4,247	3,327
Dividends and interest	14,948	3,436	21,466	17,140	10,369
Variation margin on futures contracts	—	—	—	—	3
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Securities lending income	— [4]	33	38	5	13
Other	145	82	60	324	108
	10,756,512	2,581,621	57,446,896	7,630,988	4,540,057
Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—	101
Bilateral swaps, at value	—	—	—	—	—
TBA sale commitments, at value	—	—	—	—	—
Unrealized depreciation on unfunded commitments[3]	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	14,889	8,410	100,772	19,504	13,463
Repurchases of fund’s shares	28,017	7,092	93,249	14,883	9,644
Investment advisory services	3,145	1,224	13,875	2,605	1,826
Insurance administrative fees	932	280	5,037	413	693
Services provided by related parties	1,396	534	7,390	1,084	541
Trustees’ deferred compensation	127	61	707	174	58
Variation margin on futures contracts	—	—	—	—	4
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Non-U.S. taxes	1,012	188	831	2,163	8,498
Other	1,125	4,270	235	771	189
	50,643	22,059	222,096	41,597	35,017
Commitments and contingencies[3]
Net assets at June 30, 2026	$10,705,869	$2,559,562	$57,224,800	$7,589,391	$4,505,040
Net assets consist of:
Capital paid in on shares of beneficial interest	$5,526,144	$1,481,424	$22,108,453	$4,260,647	$2,352,874
Total distributable earnings (accumulated loss)	5,179,725	1,078,138	35,116,347	3,328,744	2,152,166
Net assets at June 30, 2026	$10,705,869	$2,559,562	$57,224,800	$7,589,391	$4,505,040
Investment securities on loan, at value	$34,316	$26,272	$322,896	$44,873	$6,403
Investment securities, at cost
Unaffiliated issuers	6,283,983	2,005,766	23,695,432	5,437,307	2,502,188
Affiliated issuers	222,232	60,619	1,241,013	269,550	131,606
Cash denominated in currencies other than U.S. dollars, at cost	463	9,058	801	4,084	1,504
Premiums received on options written	—	—	—	—	—
Proceeds received on TBA sale commitments	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

301	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$12,000,247	$105,979	$2,136,359	$44,644,293	$429,334
Affiliated issuers	325,597	2,513	73,252	1,371,027	19,483
Cash	3,834	85	328	46	150
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	4	— [4]	430	3,117	151
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments[3]	—	—	—	—	—
Receivables for:
Sales of investments	32,710	2,024	3,474	143,504	4,018
Sales of fund’s shares	4,804	160	55	11,543	749
Dividends and interest	14,690	72	4,043	32,255	1,177
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Securities lending income	6	— [4]	—	7	1
Other	—	—	157	255	56
	12,381,892	110,833	2,218,098	46,206,047	455,119
Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
TBA sale commitments, at value	—	—	—	—	—
Unrealized depreciation on unfunded commitments[3]	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	6,871	235	5,945	173,250	671
Repurchases of fund’s shares	9,645	1	4,679	69,651	402
Investment advisory services	2,248	40	678	9,218	178
Insurance administrative fees	1,566	11	254	2,259	145
Services provided by related parties	1,457	7	373	4,879	95
Trustees’ deferred compensation	158	— [4]	33	688	12
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Non-U.S. taxes	124	—	436	1,807	185
Other	4	— [4]	28	98	12
	22,073	294	12,426	261,850	1,700
Commitments and contingencies[3]
Net assets at June 30, 2026	$12,359,819	$110,539	$2,205,672	$45,944,197	$453,419
Net assets consist of:
Capital paid in on shares of beneficial interest	$6,959,746	$94,282	$1,038,660	$20,586,498	$283,067
Total distributable earnings (accumulated loss)	5,400,073	16,257	1,167,012	25,357,699	170,352
Net assets at June 30, 2026	$12,359,819	$110,539	$2,205,672	$45,944,197	$453,419
Investment securities on loan, at value	$372	$1,452	$3,908	$21,780	$82
Investment securities, at cost
Unaffiliated issuers	7,054,567	90,462	1,162,341	22,779,907	273,092
Affiliated issuers	325,580	2,513	73,253	1,371,017	19,483
Cash denominated in currencies other than U.S. dollars, at cost	4	— [4]	430	3,117	151
Premiums received on options written	—	—	—	—	—
Proceeds received on TBA sale commitments	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	302

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,661,225	$26,330,956	$433,639	$10,816,391	$1,022,490
Affiliated issuers	126,838	2,562,623	39,438	487,263	143,126
Cash	270	13,291	228	2,031	1,558
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	666	5	168	226	144
Unrealized appreciation on open forward currency contracts	14	—	606	528	3,026
Bilateral swaps, at value	4	—	—	586	—
Unrealized appreciation on unfunded commitments[3]	—	4	—	—	—
Receivables for:
Sales of investments	28,506	527,993	3,680	870,894	31,922
Sales of fund’s shares	5,530	8,876	523	30,298	3,234
Dividends and interest	5,864	93,502	2,385	89,390	13,205
Variation margin on futures contracts	4	1,003	35	78	196
Variation margin on centrally cleared swap contracts	18	818	77	1,951	756
Securities lending income	1	25	—	—	—
Other	84	907	13	—	—
	1,829,024	29,540,003	480,792	12,299,636	1,219,657
Liabilities:
Unrealized depreciation on open forward currency contracts	5	—	191	223	5,197
Bilateral swaps, at value	—	—	89	9,985	2,627
TBA sale commitments, at value	—	—	—	194,533	—
Unrealized depreciation on unfunded commitments[3]	—	11	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	56,157	1,164,017	8,504	879,190	66,182
Repurchases of fund’s shares	938	21,913	71	6,913	707
Investment advisory services	314	6,082	165	1,754	402
Insurance administrative fees	519	4,580	136	1,112	72
Services provided by related parties	215	3,110	86	1,114	197
Trustees’ deferred compensation	17	424	6	174	29
Variation margin on futures contracts	209	4,432	100	6,106	870
Variation margin on centrally cleared swap contracts	1	47	46	281	407
Non-U.S. taxes	112	636	39	—	—
Other	152	30	94	287	136
	58,639	1,205,282	9,527	1,101,672	76,826
Commitments and contingencies[3]
Net assets at June 30, 2026	$1,770,385	$28,334,721	$471,265	$11,197,964	$1,142,831
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,223,370	$18,261,234	$363,215	$12,727,187	$1,392,499
Total distributable earnings (accumulated loss)	547,015	10,073,487	108,050	(1,529,223)	(249,668)
Net assets at June 30, 2026	$1,770,385	$28,334,721	$471,265	$11,197,964	$1,142,831
Investment securities on loan, at value	$—	$72,410	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	1,182,051	17,899,849	340,658	10,964,116	1,064,107
Affiliated issuers	130,129	2,558,059	39,215	487,266	141,703
Cash denominated in currencies other than U.S. dollars, at cost	666	5	168	223	144
Premiums received on options written	—	—	—	—	—
Proceeds received on TBA sale commitments	—	—	—	193,891	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

303	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$827,351	$114,358	$298,701	$1,946,852	$14,912
Affiliated issuers	55,268	—	—	—	476,089
Cash	1,890	102	73	2,626	—
Cash collateral pledged for futures contracts	189	913	—	—	1,278
Cash collateral pledged for swap contracts	1,482	—	—	—	—
Cash denominated in currencies other than U.S. dollars	32	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments[3]	3	—	—	—	—
Receivables for:
Sales of investments	787	6,871	—	61,794	1,395
Sales of fund’s shares	1,802	367	20	15,061	40
Dividends and interest	13,587	366	—	11,188	61
Variation margin on futures contracts	6	—	—	11	122
Variation margin on centrally cleared swap contracts	23	17	—	647	—
Securities lending income	—	—	—	—	—
Other	2	—	—	—	—
	902,422	122,994	298,794	2,038,179	493,897
Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
TBA sale commitments, at value	—	—	—	—	—
Unrealized depreciation on unfunded commitments[3]	5	—	—	—	—
Options written, at value	—	—	—	2,615	—
Payables for:
Purchases of investments	7,240	16,741	—	150,548	—
Repurchases of fund’s shares	92	57	1,627	830	1,478
Investment advisory services	237	19	64	313	40
Insurance administrative fees	171	41	36	354	302
Services provided by related parties	186	23	62	311	96
Trustees’ deferred compensation	28	3	10	43	7
Variation margin on futures contracts	21	118	—	1,609	—
Variation margin on centrally cleared swap contracts	4	— [4]	—	368	—
Non-U.S. taxes	—	—	—	—	—
Other	2	— [4]	—	1	—
	7,986	17,002	1,799	156,992	1,923
Commitments and contingencies[3]
Net assets at June 30, 2026	$894,436	$105,992	$296,995	$1,881,187	$491,974
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,183,737	$117,887	$292,153	$2,153,140	$386,780
Total distributable earnings (accumulated loss)	(289,301)	(11,895)	4,842	(271,953)	105,194
Net assets at June 30, 2026	$894,436	$105,992	$296,995	$1,881,187	$491,974
Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	823,932	115,013	298,723	1,988,002	17,582
Affiliated issuers	55,267	—	—	—	373,243
Cash denominated in currencies other than U.S. dollars, at cost	34	—	—	—	—
Premiums received on options written	—	—	—	1,611	—
Proceeds received on TBA sale commitments	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	304

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars in thousands)

	Managed Risk EUPAC Fund[5]	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$3,656	$9,023	$62,476	$43,271
Affiliated issuers	107,870	294,428	2,017,601	1,410,035
Cash	—	—	—	—
Cash collateral pledged for futures contracts	130	652	7,744	1,278
Cash collateral pledged for swap contracts	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Unrealized appreciation on unfunded commitments[3]	—	—	—	—
Receivables for:
Sales of investments	355	448	2,387	1,969
Sales of fund’s shares	21	61	25	8
Dividends and interest	14	38	249	188
Variation margin on futures contracts	12	62	725	116
Variation margin on centrally cleared swap contracts	—	—	—	—
Securities lending income	—	—	—	—
Other	—	—	—	—
	112,058	304,712	2,091,207	1,456,865
Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
TBA sale commitments, at value	—	—	—	—
Unrealized depreciation on unfunded commitments[3]	—	—	—	—
Options written, at value	—	—	—	—
Payables for:
Purchases of investments	—	—	—	—
Repurchases of fund’s shares	387	522	2,486	2,038
Investment advisory services	9	25	171	119
Insurance administrative fees	69	188	1,328	906
Services provided by related parties	23	60	—	295
Trustees’ deferred compensation	2	5	27	35
Variation margin on futures contracts	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—
Non-U.S. taxes	—	—	—	—
Other	—	—	—	—
	490	800	4,012	3,393
Commitments and contingencies[3]
Net assets at June 30, 2026	$111,568	$303,912	$2,087,195	$1,453,472
Net assets consist of:
Capital paid in on shares of beneficial interest	$113,190	$246,295	$1,691,383	$1,164,559
Total distributable earnings (accumulated loss)	(1,622)	57,617	395,812	288,913
Net assets at June 30, 2026	$111,568	$303,912	$2,087,195	$1,453,472
Investment securities on loan, at value	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	3,995	11,001	84,284	44,866
Affiliated issuers	82,302	240,193	1,708,939	1,250,630
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—
Premiums received on options written	—	—	—	—
Proceeds received on TBA sale commitments	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

305	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	SMALLCAP World Fund[1]	Growth Fund	EUPAC Fund[2]	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$4,882,013	$193,384	$26,420,294	$3,169,447	$2,304,649
	Shares outstanding	116,554	9,553	191,099	135,507	65,430
	Net asset value per share	$41.89	$20.24	$138.25	$23.39	$35.22
Class 1A:	Net assets	$105,250	$7,353	$537,970	$21,040	$48,600
	Shares outstanding	2,539	371	3,952	906	1,391
	Net asset value per share	$41.46	$19.84	$136.12	$23.22	$34.93
Class 2:	Net assets	$4,188,417	$1,885,299	$21,860,402	$3,704,877	$1,027,797
	Shares outstanding	102,096	100,624	161,074	159,464	29,641
	Net asset value per share	$41.02	$18.74	$135.72	$23.23	$34.68
Class 3:	Net assets			$289,168	$18,160
	Shares outstanding	Not applicable	Not applicable	2,068	774	Not applicable
	Net asset value per share			$139.82	$23.46
Class 4:	Net assets	$1,530,189	$473,526	$8,116,966	$675,867	$1,123,994
	Shares outstanding	37,977	25,404	62,018	29,686	32,795
	Net asset value per share	$40.29	$18.64	$130.88	$22.77	$34.27

		Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$6,508,613	$89,764	$632,337	$27,023,112	$33,932
	Shares outstanding	365,624	7,037	32,559	387,072	2,252
	Net asset value per share	$17.80	$12.76	$19.42	$69.81	$15.07
Class 1A:	Net assets	$41,386	$13	$13,007	$204,503	$8,620
	Shares outstanding	2,340	1	676	2,962	590
	Net asset value per share	$17.68	$12.76	$19.25	$69.05	$14.61
Class 2:	Net assets	$3,202,272	$13	$1,143,446	$14,874,938	$176,611
	Shares outstanding	184,405	1	59,143	218,257	12,083
	Net asset value per share	$17.37	$12.76	$19.33	$68.15	$14.62
Class 3:	Net assets				$164,689
	Shares outstanding	Not applicable	Not applicable	Not applicable	2,354	Not applicable
	Net asset value per share				$69.98
Class 4:	Net assets	$2,607,548	$20,749	$416,882	$3,676,955	$234,256
	Shares outstanding	152,581	1,630	22,283	55,367	16,330
	Net asset value per share	$17.09	$12.73	$18.71	$66.41	$14.34

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	306

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars and shares in thousands, except per-share amounts)

		Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$890,179	$16,215,508	$97,595	$6,729,230	$297,922
	Shares outstanding	59,477	609,244	6,789	708,217	29,713
	Net asset value per share	$14.97	$26.62	$14.38	$9.50	$10.03
Class 1A:	Net assets	$16,471	$62,576	$4,628	$336,781	$33,082
	Shares outstanding	1,102	2,372	325	35,758	3,334
	Net asset value per share	$14.95	$26.38	$14.25	$9.42	$9.92
Class 2:	Net assets	$24,802	$4,443,276	$147,687	$2,614,799	$727,820
	Shares outstanding	1,659	170,284	10,344	280,026	73,505
	Net asset value per share	$14.95	$26.09	$14.28	$9.34	$9.90
Class 3:	Net assets		$36,915
	Shares outstanding	Not applicable	1,386	Not applicable	Not applicable	Not applicable
	Net asset value per share		$26.64
Class 4:	Net assets	$838,933	$7,576,446	$221,355	$1,517,154	$84,007
	Shares outstanding	56,207	293,997	15,842	163,722	8,642
	Net asset value per share	$14.93	$25.77	$13.97	$9.27	$9.72

		American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$75,098	$1,450	$38,071	$268,279
	Shares outstanding	7,986	154	3,341	27,323	Not applicable
	Net asset value per share	$9.40	$9.40	$11.39	$9.82
Class 1A:	Net assets	$12,756	$3,252	$12	$313,620
	Shares outstanding	1,367	352	1	32,162	Not applicable
	Net asset value per share	$9.33	$9.25	$11.44	$9.75
Class 2:	Net assets	$517,184	$39,384	$204,177	$1,024,462
	Shares outstanding	56,601	4,244	18,598	105,929	Not applicable
	Net asset value per share	$9.14	$9.28	$10.98	$9.67
Class 3:	Net assets	$7,617		$3,553	$4,651
	Shares outstanding	805	Not applicable	319	472	Not applicable
	Net asset value per share	$9.46		$11.14	$9.85
Class 4:	Net assets	$281,781	$61,906	$51,182	$270,175
	Shares outstanding	27,231	6,777	4,632	28,017	Not applicable
	Net asset value per share	$10.35	$9.13	$11.05	$9.64
Class P1:	Net assets					$13,766
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	987
	Net asset value per share					$13.95
Class P2:	Net assets					$478,208
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	34,690
	Net asset value per share					$13.79

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

307	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars and shares in thousands, except per-share amounts)

		Managed Risk EUPAC Fund[5]	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$2,070	$2,979	$1,836,954	$13,206
	Shares outstanding	201	225	133,748	1,005
	Net asset value per share	$10.32	$13.23	$13.73	$13.15
Class P2:	Net assets	$109,498	$300,933	$250,240	$1,440,266
	Shares outstanding	10,652	22,923	18,392	113,875
	Net asset value per share	$10.28	$13.13	$13.61	$12.65
1
Formerly Global Small Capitalization Fund.
2
Formerly International Fund.
3
Refer to Note 5 for further information on unfunded commitments and refer to Note 7 for further information on expense recoupment.
4
Amount less than one thousand.
5
Formerly Managed Risk International Fund.

Refer to the notes to financial statements.

American Funds Insurance Series	308

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2026
(dollars in thousands)

	Global Growth Fund	SMALLCAP World Fund[1]	Growth Fund	EUPAC Fund[2]	New World Fund
Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$75,977	$20,492	$146,125	$83,530	$38,144
Affiliated issuers	4,426	2,505	32,011	4,562	2,004
	80,403	22,997	178,136	88,092	40,148
Interest from unaffiliated issuers	81	182	495	42	3,755
Securities lending income (net of fees)	36	468	191	138	33
	80,520	23,647	178,822	88,272	43,936
Fees and expenses[3]:
Investment advisory services	22,785	9,003	80,738	17,971	12,213
Distribution services	6,461	2,762	35,472	5,247	2,511
Insurance administrative services	1,769	543	9,745	799	1,342
Transfer agent services	1	— [4]	6	1	— [4]
Administrative services	1,439	417	8,067	1,128	635
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	45	48	197	58	27
Registration statement and prospectus	71	25	425	59	32
Trustees’ compensation	27	7	156	21	12
Auditing and legal	31	62	64	34	69
Custodian	478	133	415	525	730
Other	5	20	50	5	29
Total fees and expenses before waivers and/or reimbursements	33,112	13,020	135,335	25,848	17,600
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	4,969	696	1	757	1,556
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	4,969	696	1	757	1,556
Total fees and expenses after waivers and/or reimbursements	28,143	12,324	135,334	25,091	16,044
Net investment income	52,377	11,323	43,488	63,181	27,892
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	1,002,681	629,855	2,854,051	1,564,728	282,005
Affiliated issuers	(33)	6	20	(6)	9
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(36)
Forward currency contracts	—	—	—	—	(134)
Swap contracts	—	—	—	—	—
In-kind redemptions	—	—	—	—	—
Currency transactions	(1,793)	(890)	(21)	(4,191)	213
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	1,000,855	628,971	2,854,050	1,560,531	282,057
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	926,034	(218,142)	809,034	(565,241)	344,938
Affiliated issuers	(43)	(8)	(258)	(29)	(9)
Options written	—	—	—	—	—
TBA sale commitments	—	—	—	—	—
Futures contracts	—	—	—	—	(15)
Forward currency contracts	—	—	—	—	(28)
Swap contracts	—	—	—	—	—
Currency translations	(332)	(788)	(191)	(1,645)	(928)
	925,659	(218,938)	808,585	(566,915)	343,958
Net realized gain (loss) and unrealized appreciation (depreciation)	1,926,514	410,033	3,662,635	993,616	626,015
Net increase (decrease) in net assets resulting from operations	$1,978,891	$421,356	$3,706,123	$1,056,797	$653,907

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

309	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2026  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$107,548	$602	$20,627	$268,920	$7,046
Affiliated issuers	6,864	63	884	20,267	262
	114,412	665	21,511	289,187	7,308
Interest from unaffiliated issuers	4	2	149	30	26
Securities lending income (net of fees)	25	4	16	86	2
	114,441	671	21,676	289,303	7,336
Fees and expenses[3]:
Investment advisory services	22,314	231	5,025	53,978	1,047
Distribution services	6,915	20	1,858	22,208	490
Insurance administrative services	3,079	22	494	4,340	282
Transfer agent services	1	—	— [4]	5	— [4]
Administrative services	1,790	16	317	6,550	66
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	43	7	20	155	11
Registration statement and prospectus	96	13	17	349	3
Trustees’ compensation	34	— [4]	6	126	1
Auditing and legal	28	10	26	67	21
Custodian	102	— [4]	102	271	44
Other	9	— [4]	2	23	1
Total fees and expenses before waivers and/or reimbursements	34,411	319	7,867	88,072	1,966
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	8,949	—	1,058	—	—
Miscellaneous fee reimbursement	—	— [4]	—	—	—
Total waivers and/or reimbursements of fees and expenses	8,949	— [4]	1,058	—	—
Total fees and expenses after waivers and/or reimbursements	25,462	319	6,809	88,072	1,966
Net investment income	88,979	352	14,867	201,231	5,370
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	387,917	1,330	193,609	3,231,715	17,495
Affiliated issuers	(41)	— [4]	1	70,741	(2)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
In-kind redemptions	—	—	—	—	—
Currency transactions	(2)	— [4]	170	2,594	(57)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	387,874	1,330	193,780	3,305,050	17,436
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	384,352	11,857	94,305	1,133,330	26,789
Affiliated issuers	(41)	— [4]	(5)	(58,596)	— [4]
Options written	—	—	—	—	—
TBA sale commitments	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Currency translations	(1)	—	(61)	(29)	6
	384,310	11,857	94,239	1,074,705	26,795
Net realized gain (loss) and unrealized appreciation (depreciation)	772,184	13,187	288,019	4,379,755	44,231
Net increase (decrease) in net assets resulting from operations	$861,163	$13,539	$302,886	$4,580,986	$49,601

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	310

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2026  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$22,166	$95,012	$3,545	$4	$14
Affiliated issuers	2,332	42,768	660	6,709	2,119
	24,498	137,780	4,205	6,713	2,133
Interest from unaffiliated issuers	5,981	189,138	2,894	254,514	29,129
Securities lending income (net of fees)	18	371	2	—	—
	30,497	327,289	7,101	261,227	31,262
Fees and expenses[3]:
Investment advisory services	3,045	36,299	1,021	19,563	2,868
Distribution services	1,040	14,580	446	5,101	1,018
Insurance administrative services	1,030	9,178	267	2,207	142
Transfer agent services	— [4]	3	— [4]	1	— [4]
Administrative services	256	4,127	69	1,667	200
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	14	104	10	54	18
Registration statement and prospectus	21	224	4	92	13
Trustees’ compensation	5	79	1	32	4
Auditing and legal	43	42	21	18	20
Custodian	62	103	51	73	143
Other	1	15	— [4]	6	2
Total fees and expenses before waivers and/or reimbursements	5,517	64,754	1,890	28,814	4,428
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	1,138	—	46	8,522	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	1,138	—	46	8,522	—
Total fees and expenses after waivers and/or reimbursements	4,379	64,754	1,844	20,292	4,428
Net investment income	26,118	262,535	5,257	240,935	26,834
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	52,307	1,484,104	10,396	(59,420)	(17,729)
Affiliated issuers	1	(35,989)	(2)	69	10
Options purchased (futures style)	—	—	(37)	—	(278)
Options written	—	—	7	—	52
Futures contracts	(2,419)	(49,271)	(958)	(80,796)	(9,139)
Forward currency contracts	(17)	—	909	3,469	(2,972)
Swap contracts	96	12,431	9	5,505	(3,147)
In-kind redemptions	—	—	—	—	—
Currency transactions	(80)	708	139	(29)	536
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	49,888	1,411,983	10,463	(131,202)	(32,667)
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	53,227	481,166	9,842	(77,480)	(7,739)
Affiliated issuers	(558)	22,367	(66)	(114)	(342)
Options written	—	—	(4)	—	(28)
TBA sale commitments	—	—	—	(642)	—
Futures contracts	535	10,860	180	20,477	1,332
Forward currency contracts	9	—	468	339	(3,141)
Swap contracts	109	1,109	57	(433)	2,578
Currency translations	(54)	(100)	(23)	(36)	(153)
	53,268	515,402	10,454	(57,889)	(7,493)
Net realized gain (loss) and unrealized appreciation (depreciation)	103,156	1,927,385	20,917	(189,091)	(40,160)
Net increase (decrease) in net assets resulting from operations	$129,274	$2,189,920	$26,174	$51,844	$(13,326)

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

311	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2026  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$515	$—	$—	$—	$391
Affiliated issuers	792	—	—	—	791
	1,307	—	—	—	1,182
Interest from unaffiliated issuers	32,657	2,723	5,745	41,651	—
Securities lending income (net of fees)	—	—	—	—	—
	33,964	2,723	5,745	41,651	1,182
Fees and expenses[3]:
Investment advisory services	1,918	170	391	2,725	243
Distribution services	973	128	337	1,603	590
Insurance administrative services	329	83	73	706	607
Transfer agent services	— [4]	— [4]	— [4]	— [4]	— [4]
Administrative services	142	18	46	277	—
Accounting and administrative services	—	—	—	—	35
Reports to shareholders	20	8	9	21	—
Registration statement and prospectus	9	1	3	15	12
Trustees’ compensation	3	— [4]	1	5	1
Auditing and legal	11	6	6	8	13
Custodian	9	7	— [4]	12	3
Other	6	— [4]	— [4]	1	— [4]
Total fees and expenses before waivers and/or reimbursements	3,420	421	866	5,373	1,504
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	510	42	—	770	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	510	42	—	770	—
Total fees and expenses after waivers and/or reimbursements	2,910	379	866	4,603	1,504
Net investment income	31,054	2,344	4,879	37,048	(322)
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	11,621	(11)	—	23	(4,165)
Affiliated issuers	(3)	—	—	—	21,725
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	204	—
Futures contracts	(335)	(1,716)	—	(22,324)	(2,219)
Forward currency contracts	—	—	—	—	—
Swap contracts	19	34	—	2,403	—
In-kind redemptions	(2,095)	—	—	—	—
Currency transactions	19	—	—	—	25
Capital gain distributions received from affiliated issuers	—	—	—	—	35,433
	9,226	(1,693)	—	(19,694)	50,799
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	(22,960)	(1,085)	(43)	(18,650)	350
Affiliated issuers	(6)	—	—	—	(29,523)
Options written	—	—	—	(1,024)	—
TBA sale commitments	—	—	—	—	—
Futures contracts	16	287	—	1,295	211
Forward currency contracts	—	—	—	—	—
Swap contracts	(606)	25	—	(1,480)	—
Currency translations	(2)	—	—	—	—
	(23,558)	(773)	(43)	(19,859)	(28,962)
Net realized gain (loss) and unrealized appreciation (depreciation)	(14,332)	(2,466)	(43)	(39,553)	21,837
Net increase (decrease) in net assets resulting from operations	$16,722	$(122)	$4,836	$(2,505)	$21,515

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	312

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2026  (continued)
(dollars in thousands)

	Managed Risk EUPAC Fund[5]	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$92	$248	$1,621	$1,217
Affiliated issuers	2,179	1,118	8,621	5,709
	2,271	1,366	10,242	6,926
Interest from unaffiliated issuers	—	—	—	—
Securities lending income (net of fees)	—	—	—	—
	2,271	1,366	10,242	6,926
Fees and expenses[3]:
Investment advisory services	56	152	1,024	722
Distribution services	137	377	314	1,790
Insurance administrative services	139	381	2,561	1,806
Transfer agent services	— [4]	— [4]	— [4]	— [4]
Administrative services	—	—	—	—
Accounting and administrative services	31	33	53	47
Reports to shareholders	—	—	—	—
Registration statement and prospectus	8	10	26	28
Trustees’ compensation	— [4]	1	6	4
Auditing and legal	13	13	15	15
Custodian	3	3	2	3
Other	— [4]	— [4]	1	1
Total fees and expenses before waivers and/or reimbursements	387	970	4,002	4,416
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—
Miscellaneous fee reimbursement	21	—	—	—
Total waivers and/or reimbursements of fees and expenses	21	—	—	—
Total fees and expenses after waivers and/or reimbursements	366	970	4,002	4,416
Net investment income	1,905	396	6,240	2,510
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	(754)	(2,320)	(25,807)	(3,565)
Affiliated issuers	6,550	10,346	61,561	29,533
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	115	(901)	702	(3,125)
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
In-kind redemptions	—	—	—	—
Currency transactions	2	14	139	20
Capital gain distributions received from affiliated issuers	6,690	22,249	112,689	143,023
	12,603	29,388	149,284	165,886
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	168	(154)	(1,611)	862
Affiliated issuers	(1,789)	(14,900)	(9,184)	(67,580)
Options written	—	—	—	—
TBA sale commitments	—	—	—	—
Futures contracts	(1)	115	1,134	166
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency translations	—	—	—	—
	(1,622)	(14,939)	(9,661)	(66,552)
Net realized gain (loss) and unrealized appreciation (depreciation)	10,981	14,449	139,623	99,334
Net increase (decrease) in net assets resulting from operations	$12,886	$14,845	$145,863	$101,844
1
Formerly Global Small Capitalization Fund.
2
Formerly International Fund.
3
Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
4
Amount less than one thousand.
5
Formerly Managed Risk International Fund.

Refer to the notes to financial statements.

313	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	Global Growth Fund		SMALLCAP World Fund[1]		Growth Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$52,377	$85,110	$11,323	$18,431	$43,488	$54,006
Net realized gain (loss)	1,000,855	1,234,283	628,971	355,751	2,854,050	4,846,029
Net unrealized appreciation (depreciation)	925,659	366,091	(218,938)	36,353	808,585	4,566,446
Net increase (decrease) in net assets resulting from operations	1,978,891	1,685,484	421,356	410,535	3,706,123	9,466,481
Distributions paid to shareholders	(1,260,549)	(1,167,286)	(382,971)	(76,359)	(4,891,006)	(4,046,623)
Net capital share transactions	856,181	554,825	(432,626)	(370,832)	3,730,901	1,555,981
Total increase (decrease) in net assets	1,574,523	1,073,023	(394,241)	(36,656)	2,546,018	6,975,839
Net assets:
Beginning of period	9,131,346	8,058,323	2,953,803	2,990,459	54,678,782	47,702,943
End of period	$10,705,869	$9,131,346	$2,559,562	$2,953,803	$57,224,800	$54,678,782

	EUPAC Fund[3]		New World Fund		Washington Mutual Investors Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$63,181	$116,468	$27,892	$54,382	$88,979	$173,488
Net realized gain (loss)	1,560,531	751,298	282,057	300,188	387,874	1,056,404
Net unrealized appreciation (depreciation)	(566,915)	843,988	343,958	563,384	384,310	614,843
Net increase (decrease) in net assets resulting from operations	1,056,797	1,711,754	653,907	917,954	861,163	1,844,735
Distributions paid to shareholders	(697,447)	(99,689)	(322,565)	(192,985)	(1,105,239)	(947,281)
Net capital share transactions	(221,939)	(946,603)	126,330	(89,200)	629,839	10,588
Total increase (decrease) in net assets	137,411	665,462	457,672	635,769	385,763	908,042
Net assets:
Beginning of period	7,451,980	6,786,518	4,047,368	3,411,599	11,974,056	11,066,014
End of period	$7,589,391	$7,451,980	$4,505,040	$4,047,368	$12,359,819	$11,974,056

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	314

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Small and Mid Cap Equity Fund		Capital World Growth and Income Fund		Growth-Income Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$352	$378	$14,867	$29,211	$201,231	$440,468
Net realized gain (loss)	1,330	(942)	193,780	183,807	3,305,050	3,163,906
Net unrealized appreciation (depreciation)	11,857	4,098	94,239	227,115	1,074,705	3,496,858
Net increase (decrease) in net assets resulting from operations	13,539	3,534	302,886	440,133	4,580,986	7,101,232
Distributions paid to shareholders	—	(397)	(195,424)	(99,132)	(3,307,031)	(7,414,912)
Net capital share transactions	(2,626)	81,910	11,501	(142,611)	1,042,931	2,685,997
Total increase (decrease) in net assets	10,913	85,047	118,963	198,390	2,316,886	2,372,317
Net assets:
Beginning of period	99,626	14,579	2,086,709	1,888,319	43,627,311	41,254,994
End of period	$110,539	$99,626	$2,205,672	$2,086,709	$45,944,197	$43,627,311

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$5,370	$8,831	$26,118	$46,685	$262,535	$563,801
Net realized gain (loss)	17,436	21,065	49,888	64,110	1,411,983	2,918,103
Net unrealized appreciation (depreciation)	26,795	82,880	53,268	170,743	515,402	552,999
Net increase (decrease) in net assets resulting from operations	49,601	112,776	129,274	281,538	2,189,920	4,034,903
Distributions paid to shareholders	(2,912)	(9,200)	(75,568)	(46,016)	(3,054,502)	(2,469,833)
Net capital share transactions	2,115	(21,614)	56,303	56,186	1,524,263	(975,710)
Total increase (decrease) in net assets	48,804	81,962	110,009	291,708	659,681	589,360
Net assets:
Beginning of period	404,615	322,653	1,660,376	1,368,668	27,675,040	27,085,680
End of period	$453,419	$404,615	$1,770,385	$1,660,376	$28,334,721	$27,675,040

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

315	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	American Funds Global Balanced Fund		The Bond Fund of America		Capital World Bond Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$5,257	$9,741	$240,935	$494,217	$26,834	$57,420
Net realized gain (loss)	10,463	23,483	(131,202)	30,281	(32,667)	(8,965)
Net unrealized appreciation (depreciation)	10,454	32,703	(57,889)	271,022	(7,493)	82,688
Net increase (decrease) in net assets resulting from operations	26,174	65,927	51,844	795,520	(13,326)	131,143
Distributions paid to shareholders	(28,875)	(21,425)	(81,973)	(486,650)	(10,853)	(44,306)
Net capital share transactions	23,499	13,683	(127,933)	(119,742)	(312,760)	(55,304)
Total increase (decrease) in net assets	20,798	58,185	(158,062)	189,128	(336,939)	31,533
Net assets:
Beginning of period	450,467	392,282	11,356,026	11,166,898	1,479,770	1,448,237
End of period	$471,265	$450,467	$11,197,964	$11,356,026	$1,142,831	$1,479,770

	American High-Income Trust		American Funds Mortgage Fund		Ultra-Short Bond Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$31,054	$65,115	$2,344	$5,336	$4,879	$12,329
Net realized gain (loss)	9,226	(1,450)	(1,693)	1,506	— [4]	— [4]
Net unrealized appreciation (depreciation)	(23,558)	15,637	(773)	2,675	(43)	(2)
Net increase (decrease) in net assets resulting from operations	16,722	79,302	(122)	9,517	4,836	12,327
Distributions paid to shareholders	(12,193)	(64,338)	(954)	(5,115)	(1,945)	(12,940)
Net capital share transactions	(148,702)	91,682	(18,499)	10,334	(13,473)	(30,488)
Total increase (decrease) in net assets	(144,173)	106,646	(19,575)	14,736	(10,582)	(31,101)
Net assets:
Beginning of period	1,038,609	931,963	125,567	110,831	307,577	338,678
End of period	$894,436	$1,038,609	$105,992	$125,567	$296,995	$307,577

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	316

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Government Securities Fund		Managed Risk Growth Fund		Managed Risk EUPAC Fund[5]
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$37,048	$75,521	$(322)	$1,086	$1,905	$1,410
Net realized gain (loss)	(19,694)	24,581	50,799	87,123	12,603	(315)
Net unrealized appreciation (depreciation)	(19,859)	36,802	(28,962)	(22,937)	(1,622)	15,064
Net increase (decrease) in net assets resulting from operations	(2,505)	136,904	21,515	65,272	12,886	16,159
Distributions paid to shareholders	(13,862)	(79,096)	(32,891)	(28,627)	(1,429)	(1,480)
Net capital share transactions	20,206	(487)	(2,229)	(57,328)	(13,293)	(15,583)
Total increase (decrease) in net assets	3,839	57,321	(13,605)	(20,683)	(1,836)	(904)
Net assets:
Beginning of period	1,877,348	1,820,027	505,579	526,262	113,404	114,308
End of period	$1,881,187	$1,877,348	$491,974	$505,579	$111,568	$113,404

	Managed Risk Washington Mutual Investors Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$396	$4,249	$6,240	$27,973	$2,510	$24,722
Net realized gain (loss)	29,388	23,538	149,284	316,725	165,886	115,851
Net unrealized appreciation (depreciation)	(14,939)	4,272	(9,661)	(116,759)	(66,552)	62,522
Net increase (decrease) in net assets resulting from operations	14,845	32,059	145,863	227,939	101,844	203,095
Distributions paid to shareholders	(4,282)	(5,960)	(310,037)	(128,115)	(135,831)	(168,266)
Net capital share transactions	(21,823)	(33,133)	159,229	(184,550)	11,757	(584,977)
Total increase (decrease) in net assets	(11,260)	(7,034)	(4,945)	(84,726)	(22,230)	(550,148)
Net assets:
Beginning of period	315,172	322,206	2,092,140	2,176,866	1,475,702	2,025,850
End of period	$303,912	$315,172	$2,087,195	$2,092,140	$1,453,472	$1,475,702
1
Formerly Global Small Capitalization Fund.
2
Unaudited.
3
Formerly International Fund.
4
Amount less than one thousand.
5
Formerly Managed Risk International Fund.
Refer to the notes to financial statements.

317	American Funds Insurance Series

Notes to financial statementsunaudited
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 42 different funds ("the funds"), including 24 funds in the series covered in this report. The other 18 funds in the series are covered in separate reports. Thirteen funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.
The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk EUPAC Fund (formerly Managed Risk International Fund), Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.
Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.
The investment objective(s) for each fund covered in this report are as follows:
Global Growth Fund — To provide long-term growth of capital.
SMALLCAP World Fund (formerly Global Small Capitalization Fund) — To provide long-term growth of capital.
Growth Fund — To provide growth of capital.
EUPAC Fund (formerly International Fund) — To provide long-term growth of capital.
New World Fund — To provide long-term capital appreciation.
Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
U.S. Small and Mid Cap Equity Fund — To provide capital appreciation.
Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.
Growth-Income Fund — To achieve long-term growth of capital and income.
International Growth and Income Fund — To provide long-term growth of capital while providing current income.
Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.
Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.
Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

American Funds Insurance Series	318

American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.
American Funds Mortgage Fund — To provide current income and preservation of capital.
Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
U.S. Government Securities Fund— To provide a high level of current income consistent with prudent investment risk and preservation of capital.
Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk EUPAC Fund (formerly Managed Risk International Fund) — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.
Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.
Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

319	American Funds Insurance Series

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends are declared daily after and determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions are a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — Each fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. During the six months ended June 30, 2026, the American High Income Trust fund delivered $149,168,000 of investment securities in connection with in-kind redemptions. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

American Funds Insurance Series	320

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

321	American Funds Insurance Series

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.
The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of June 30, 2026, were as follows (dollars in thousands):
Global Growth Fund
As of June 30, 2026, all of the fund’s investment securities were classified as Level 2.
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,537,645	$1,817,743	$—	$4,355,388
Industrials	1,013,496	649,448	—	1,662,944
Financials	476,801	694,061	—	1,170,862
Consumer discretionary	485,854	396,825	—	882,679
Health care	688,089	185,706	—	873,795
Communication services	493,309	145,227	—	638,536
Materials	147,710	158,136	—	305,846
Consumer staples	93,237	199,825	—	293,062
Real estate	37,724	85,802	—	123,526
Energy	67,841	54,015	—	121,856
Utilities	13,610	50,295	—	63,905
Short-term securities	222,227	—	—	222,227
Total	$6,277,543	$4,437,083	$—	$10,714,626

American Funds Insurance Series	322

SMALLCAP World Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$464,872	$289,775	$—	$754,647
Information technology	295,495	225,157	217	520,869
Financials	165,174	152,949	—	318,123
Consumer discretionary	173,992	89,659	—	263,651
Health care	193,912	61,326	—	255,238
Materials	78,770	73,146	—	151,916
Consumer staples	33,336	26,786	—	60,122
Energy	50,070	7,248	—	57,318
Real estate	19,037	25,946	—	44,983
Communication services	12,136	21,875	—	34,011
Utilities	22,747	8,002	—	30,749
Preferred securities	1,155	—	2,091	3,246
Rights & warrants	—	—	79	79
Convertible bonds & notes	—	2,468	—	2,468
Bonds, notes & other debt instruments	—	242	—	242
Short-term securities	60,619	—	—	60,619
Total	$1,571,315	$984,579	$2,387	$2,558,281
Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$19,166,407	$1,885,027	$105,769	$21,157,203
Communication services	8,146,470	139,569	—	8,286,039
Consumer discretionary	7,410,172	148,825	—	7,558,997
Health care	5,216,505	43,945	—	5,260,450
Industrials	4,270,804	307,207	—	4,578,011
Financials	3,288,501	141,971	—	3,430,472
Consumer staples	1,187,615	—	4,743	1,192,358
Energy	1,131,591	41,160	—	1,172,751
Materials	1,013,798	138,289	—	1,152,087
Real estate	753,578	—	—	753,578
Utilities	331,190	—	—	331,190
Preferred securities	25,615	—	1,030,014	1,055,629
Rights & warrants	—	—	— [1]	— [1]
Convertible stocks	—	—	79,563	79,563
Short-term securities	1,241,009	—	—	1,241,009
Total	$53,183,255	$2,845,993	$1,220,089	$57,249,337

323	American Funds Insurance Series

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2026 (dollars in thousands):
	Common stocks	Preferred securities	Convertible stocks	Rights & warrants	Total
Beginning value at 1/1/2026	$ 41,973	$ 315,115	$ 36,076	—[1]	$ 393,164
Transfers into level 3	—	—	—	—	—
Purchases	35,598	194,967	23,990	—	254,555
Sales	(3)	(5,262)	—	—	(5,265)
Net realized gain (loss)	(36,997)	—	(11,834)	—	(48,831)
Unrealized appreciation (depreciation)	69,941	525,194	31,331	—	626,466
Transfers out of level 3	—	—	—	—	—
Ending value at 6/30/2026	$ 110,512	$ 1,030,014	$ 79,563	— [1]	$1,220,089
Net unrealized appreciation during the period on level 3 investment securities held at 6/30/2026	$ 51,222	$ 523,099	$ 20,144	—	$ 594,464
1
Amount less than one thousand.
2
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
3
Net realized gain (loss) and unrealized appreciation (depreciation) are included in the related amounts on investments in the fund’s statement of operations.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2026	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Common stocks	$110,512	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Market comparables	EV/Sales multiple	30.2x	30.2x	Increase
Preferred securities	$1,030,014	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Market comparables	EV/Gross Profit multiple	6.0x	6.0x	Increase
			Transaction price	Not applicable	Not applicable	Not applicable
			Premium to transaction price	20%	20%	Increase
Convertible stocks	$79,563	Market comparables	EV/Sales multiple	30.2x	30.2x	Increase
Rights & warrants	$— [3]	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
	$1,220,089
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.
Key to abbreviations and symbols
EV = Enterprise value

American Funds Insurance Series	324

EUPAC Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$107,571	$1,667,769	$7,933	$1,783,273
Industrials	121,327	1,203,983	—	1,325,310
Financials	95,182	1,122,805	—	1,217,987
Materials	432,826	299,538	—	732,364
Consumer discretionary	123,161	398,193	—	521,354
Health care	63,086	386,037	—	449,123
Communication services	19,027	334,404	—	353,431
Consumer staples	36,473	255,635	—	292,108
Utilities	5,519	278,642	—	284,161
Energy	168,137	114,366	—	282,503
Real estate	—	33,234	—	33,234
Preferred securities	8,805	8,994	726	18,525
Rights & warrants	—	—	— *	— *
Short-term securities	269,540	—	—	269,540
Total	$1,450,654	$6,103,600	$8,659	$7,562,913
*
Amount less than one thousand.
New World Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$341,953	$1,218,276	$634	$1,560,863
Financials	105,232	526,049	— *	631,281
Industrials	126,055	377,627	—	503,682
Consumer discretionary	144,595	203,360	—	347,955
Communication services	135,655	209,184	—	344,839
Materials	197,582	146,481	— *	344,063
Health care	51,772	104,853	—	156,625
Consumer staples	52,567	87,820	—	140,387
Energy	47,517	39,339	— *	86,856
Utilities	20,321	59,020	—	79,341
Real estate	723	44,821	—	45,544
Preferred securities	25,415	8,471	6,646	40,532
Bonds, notes & other debt instruments	—	97,227	—	97,227
Short-term securities	131,606	988	—	132,594
Total	$1,380,993	$3,123,516	$7,280	$4,511,789

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$14	$—	$—	$14
Unrealized appreciation on open forward currency contracts	—	75	—	75
Liabilities:
Unrealized depreciation on futures contracts	(22)	—	—	(22)
Unrealized depreciation on open forward currency contracts	—	(101)	—	(101)
Total	$(8)	$(26)	$—	$(34)
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
Washington Mutual Investors Fund
As of June 30, 2026, all of the fund’s investment securities were classified as Level 2.

325	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$20,605	$1,177	$—	$21,782
Industrials	19,987	—	—	19,987
Information technology	17,711	—	—	17,711
Consumer discretionary	14,692	—	—	14,692
Health care	12,382	—	—	12,382
Consumer staples	5,305	—	—	5,305
Materials	3,706	—	—	3,706
Utilities	3,465	—	—	3,465
Energy	2,981	—	—	2,981
Real estate	1,987	—	—	1,987
Communication services	1,981	—	—	1,981
Short-term securities	2,513	—	—	2,513
Total	$107,315	$1,177	$—	$108,492
Capital World Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$389,059	$244,115	$—	$633,174
Industrials	129,899	175,633	—	305,532
Financials	100,888	128,181	— *	229,069
Communication services	136,945	55,739	—	192,684
Health care	115,706	39,752	—	155,458
Materials	118,078	33,196	—	151,274
Consumer discretionary	104,745	45,499	447	150,691
Consumer staples	60,572	42,949	—	103,521
Energy	61,937	23,092	—	85,029
Utilities	40,839	36,399	—	77,238
Real estate	10,014	7,118	—	17,132
Preferred securities	11,468	1,080	1,397	13,945
Convertible stocks	17,108	—	—	17,108
Bonds, notes & other debt instruments	—	4,504	—	4,504
Short-term securities	73,252	—	—	73,252
Total	$1,370,510	$837,257	$1,844	$2,209,611
*
Amount less than one thousand.
Growth-Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$15,244,592	$1,304,289	$—	$16,548,881
Industrials	4,718,590	350,403	—	5,068,993
Communication services	4,474,097	—	—	4,474,097
Consumer discretionary	4,440,117	—	—	4,440,117
Health care	4,332,775	—	—	4,332,775
Financials	3,929,441	—	—	3,929,441
Consumer staples	574,100	939,832	—	1,513,932
Energy	1,402,311	—	—	1,402,311
Utilities	1,322,403	—	—	1,322,403
Materials	1,285,524	—	—	1,285,524
Real estate	316,614	—	—	316,614
Convertible stocks	9,205	—	—	9,205
Short-term securities	1,371,027	—	—	1,371,027
Total	$43,420,796	$2,594,524	$—	$46,015,320

American Funds Insurance Series	326

International Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$3,271	$90,662	$—	$93,933
Financials	6,540	77,938	— *	84,478
Industrials	8,383	55,006	—	63,389
Materials	14,547	18,573	— *	33,120
Consumer discretionary	3,772	28,080	174	32,026
Consumer staples	5,492	24,820	—	30,312
Health care	934	23,934	—	24,868
Communication services	2,300	20,874	—	23,174
Energy	10,012	10,441	— *	20,453
Utilities	983	16,092	—	17,075
Real estate	731	5,225	—	5,956
Preferred securities	—	263	287	550
Short-term securities	19,483	—	—	19,483
Total	$76,448	$371,908	$461	$448,817
*
Amount less than one thousand.
Capital Income Builder
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$119,340	$148,222	$— *	$267,562
Information technology	112,422	93,798	—	206,220
Industrials	73,031	83,709	—	156,740
Health care	103,872	44,207	—	148,079
Consumer staples	90,900	55,651	—	146,551
Utilities	58,884	50,597	—	109,481
Consumer discretionary	56,022	36,381	—	92,403
Energy	64,847	13,790	—	78,637
Materials	33,631	24,073	—	57,704
Communication services	14,176	27,423	—	41,599
Real estate	32,098	5,511	—	37,609
Preferred securities	2,580	—	—	2,580
Convertible stocks	22,573	—	—	22,573
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	119,191	—	119,191
Mortgage-backed obligations	—	87,757	95	87,852
Corporate bonds and notes	—	72,753	—	72,753
Other bonds & notes	—	13,507	184	13,691
Investment funds	38,448	—	—	38,448
Short-term securities	88,390	—	—	88,390
Total	$911,214	$876,570	$279	$1,788,063
Refer to the next page for footnote(s).

327	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$564	$—	$—	$564
Unrealized appreciation on open forward currency contracts	—	14	—	14
Unrealized appreciation on centrally cleared interest rate swaps	—	365	—	365
Unrealized appreciation on bilateral interest rate swaps	—	4	—	4
Unrealized appreciation on centrally cleared credit default swaps	—	1	—	1
Liabilities:
Unrealized depreciation on futures contracts	(308)	—	—	(308)
Unrealized depreciation on open forward currency contracts	—	(5)	—	(5)
Unrealized depreciation on centrally cleared credit default swaps	—	(3)	—	(3)
Total	$256	$376	$—	$632
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Asset Allocation Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,478,234	$196,133	$—	$5,674,367
Industrials	2,242,986	84,301	—	2,327,287
Financials	2,102,470	—	— *	2,102,470
Health care	1,708,024	3,797	12,982	1,724,803
Consumer discretionary	1,341,611	74,693	721	1,417,025
Communication services	1,346,445	—	—	1,346,445
Materials	1,121,497	74,241	— *	1,195,738
Consumer staples	845,557	36,650	—	882,207
Utilities	376,748	—	—	376,748
Energy	347,856	—	697	348,553
Real estate	23,779	—	—	23,779
Preferred securities	—	—	64,850	64,850
Rights & warrants	—	—	— *	— *
Convertible stocks	39,491	—	—	39,491
Convertible bonds & notes	—	38,572	—	38,572
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	3,348,344	—	3,348,344
Corporate bonds and notes	—	2,604,907	409	2,605,316
Mortgage-backed obligations	—	2,179,816	—	2,179,816
Asset-backed obligations	—	463,329	—	463,329
Bonds & notes of governments & government agencies outside the U.S.	—	114,748	—	114,748
Loans	—	28,047	7,272	35,319
Municipals	—	21,749	—	21,749
Investment funds	747,469	—	—	747,469
Short-term securities	1,815,154	—	—	1,815,154
Total	$19,537,321	$9,269,327	$86,931	$28,893,579

American Funds Insurance Series	328

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$11,353	$—	$—	$11,353
Unrealized appreciation on centrally cleared interest rate swaps	—	5,295	—	5,295
Liabilities:
Unrealized depreciation on futures contracts	(4,637)	—	—	(4,637)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,078)	—	(1,078)
Total	$6,716	$4,217	$—	$10,933
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Global Balanced Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$48,187	$18,536	$—	$66,723
Industrials	21,001	18,451	—	39,452
Financials	13,868	23,713	—	37,581
Health care	24,781	6,344	—	31,125
Materials	20,930	2,238	—	23,168
Utilities	16,630	5,578	—	22,208
Consumer discretionary	9,801	8,324	—	18,125
Communication services	17,245	—	—	17,245
Consumer staples	7,214	7,750	—	14,964
Energy	10,202	1,719	—	11,921
Real estate	—	52	—	52
Preferred securities	1,337	—	—	1,337
Convertible stocks	4,211	—	—	4,211
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	56,737	—	56,737
Corporate bonds and notes	—	32,378	—	32,378
U.S. Treasury bonds & notes	—	31,345	—	31,345
Mortgage-backed obligations	—	21,869	—	21,869
Asset-backed obligations	—	2,865	—	2,865
Federal agency bonds & notes	—	204	—	204
Municipals	—	129	—	129
Investment funds	4,289	—	—	4,289
Short-term securities	35,149	—	—	35,149
Total	$234,845	$238,232	$—	$473,077

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$287	$—	$—	$287
Unrealized appreciation on open forward currency contracts	—	606	—	606
Unrealized appreciation on centrally cleared interest rate swaps	—	413	—	413
Unrealized appreciation on centrally cleared credit default swaps	—	2	—	2
Liabilities:
Unrealized depreciation on futures contracts	(121)	—	—	(121)
Unrealized depreciation on open forward currency contracts	—	(191)	—	(191)
Unrealized depreciation on centrally cleared interest rate swaps	—	(210)	—	(210)
Unrealized depreciation on bilateral interest rate swaps	—	(89)	—	(89)
Total	$166	$531	$—	$697
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

329	American Funds Insurance Series

The Bond Fund of America
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$3,708,727	$—	$3,708,727
U.S. Treasury bonds & notes	—	3,213,470	—	3,213,470
Mortgage-backed obligations	—	3,111,771	1,299	3,113,070
Asset-backed obligations	—	423,683	—	423,683
Bonds & notes of governments & government agencies outside the U.S.	—	190,057	—	190,057
Municipals	—	158,423	—	158,423
Loans	—	3,605	5,342	8,947
Common stocks	—	14	—	14
Short-term securities	487,263	—	—	487,263
Total	$487,263	$10,809,750	$6,641	$11,303,654
Liabilities:
TBA sale commitments:
Mortgage-backed obligations	—	(194,533)	—	(194,533)

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$17,327	$—	$—	$17,327
Unrealized appreciation on open forward currency contracts	—	528	—	528
Unrealized appreciation on centrally cleared interest rate swaps	—	12,513	—	12,513
Unrealized appreciation on bilateral interest rate swaps	—	586	—	586
Unrealized appreciation on centrally cleared credit default swaps	—	81	—	81
Liabilities:
Unrealized depreciation on futures contracts	(5,432)	—	—	(5,432)
Unrealized depreciation on open forward currency contracts	—	(223)	—	(223)
Unrealized depreciation on centrally cleared interest rate swaps	—	(805)	—	(805)
Unrealized depreciation on bilateral interest rate swaps	—	(9,985)	—	(9,985)
Unrealized depreciation on centrally cleared credit default swaps	—	(133)	—	(133)
Total	$11,895	$2,562	$—	$14,457
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	330

Capital World Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$210,157	$—	$210,157
Japanese yen	—	58,904	—	58,904
British pounds	—	37,148	—	37,148
Brazilian reais	—	22,152	—	22,152
Canadian dollars	—	18,015	—	18,015
South Korean won	—	17,647	—	17,647
Peruvian nuevos soles	—	17,544	—	17,544
Australian dollars	—	17,334	—	17,334
Hungarian forints	—	13,905	—	13,905
Malaysian ringgits	—	11,821	—	11,821
Chinese yuan renminbi	—	10,544	—	10,544
Colombian pesos	—	8,469	—	8,469
Indian rupees	—	8,441	—	8,441
Mexican pesos	—	6,825	—	6,825
Danish kroner	—	6,002	—	6,002
South African rand	—	5,901	—	5,901
Indonesian rupiah	—	5,304	—	5,304
Czech korunas	—	4,467	—	4,467
Polish zloty	—	3,865	—	3,865
New Zealand dollars	—	3,488	—	3,488
Kazakhstani tenge	—	1,967	—	1,967
Chilean pesos	—	1,935	—	1,935
Turkish lira	—	1,659	—	1,659
Philippine pesos	—	1,169	—	1,169
U.S. dollars	—	524,994	510	525,504
Preferred securities	—	—	89	89
Common stocks	14	—	62	76
Investment funds	22,942	—	—	22,942
Short-term securities	120,184	2,158	—	122,342
Total	$143,140	$1,021,815	$661	$1,165,616

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,742	$—	$—	$2,742
Unrealized appreciation on open forward currency contracts	—	3,026	—	3,026
Unrealized appreciation on centrally cleared interest rate swaps	—	4,421	—	4,421
Unrealized appreciation on centrally cleared credit default swaps	—	318	—	318
Liabilities:
Unrealized depreciation on futures contracts	(1,426)	—	—	(1,426)
Unrealized depreciation on open forward currency contracts	—	(5,197)	—	(5,197)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,598)	—	(1,598)
Unrealized depreciation on bilateral interest rate swaps	—	(2,629)	—	(2,629)
Unrealized depreciation on centrally cleared credit default swaps	—	(322)	—	(322)
Total	$1,316	$(1,981)	$—	$(665)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

331	American Funds Insurance Series

American High-Income Trust
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$745,169	$145	$745,314
Loans	—	32,685	2,484	35,169
Mortgage-backed obligations	—	—	456	456
Municipals	—	143	—	143
Convertible bonds & notes	—	1,183	—	1,183
Common stocks	21,937	4,963	18,084	44,984
Preferred securities	—	—	—	—
Rights & warrants	—	102	—	102
Short-term securities	55,268	—	—	55,268
Total	$77,205	$784,245	$21,169	$882,619

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$25	$—	$—	$25
Liabilities:
Unrealized depreciation on futures contracts	(23)	—	—	(23)
Unrealized depreciation on centrally cleared credit default swaps	—	(769)	—	(769)
Total	$2	$(769)	$—	$(767)
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2026 (dollars in thousands):
	Corporate bonds and notes	Loans	Mortgage-backed obligations	Common stocks	Preferred securities	Total
Beginning value at 1/1/2026	$148	$2,698	$580	$20,680	$1,713	$25,819
Transfers into level 3*	4	—	—	—	—	4
Purchases	—	187	—	891	—	1,078
Sales	(3)	(799)	(96)	(2,464)	(796)	(4,158)
Net realized gain (loss)	—	(309)	(3)	1,081	(261)	508
Unrealized appreciation (depreciation)	(4)	707	(25)	(2,104)	(656)	(2,082)
Transfers out of level 3*	—	—	—	—	—	—
Ending value at 6/30/2026	$145	$2,484	$456	$18,084	—	$21,169
Net unrealized appreciation (depreciation) during the period on level 3 investment securities held at 6/30/2026	$(390)	$304	$(26)	$(2,104)	$(656)	$(2,872)
*
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in theavailability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

American Funds Insurance Series	332

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2026	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Corporate bonds & notes	$145	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Loans	2,484	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	10.8x	10.8x	Increase
Mortgage-backed obligations	456	Yield analysis	Yield	12%	12%	Decrease
Common stocks	18,084	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	15%	15%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	4.8x - 10.8x	8.0x	Increase
			EV/EBITDA-CAPEX multiple	10.5x	10.5x	Increase
	$21,169
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviations and symbols
CAPEX = Capital expenditures
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
American Funds Mortgage Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$69,764	$—	$69,764
U.S. Treasury bonds & notes	—	9,228	—	9,228
Asset-backed obligations	—	1,888	—	1,888
Short-term securities	—	33,478	—	33,478
Total	$—	$114,358	$—	$114,358

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$273	$—	$—	$273
Unrealized appreciation on centrally cleared interest rate swaps	—	151	—	151
Liabilities:
Unrealized depreciation on futures contracts	(118)	—	—	(118)
Total	$155	$151	$—	$306
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund
As of June 30, 2026, all of the fund’s investment securities were classified as Level 2.

333	American Funds Insurance Series

U.S. Government Securities Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$903,211	$—	$903,211
Mortgage-backed obligations	—	622,396	—	622,396
Federal agency bonds & notes	—	47,949	—	47,949
Short-term securities	—	371,426	—	371,426
Options purchased on futures (equity style)	1,870	—	—	1,870
Total	$1,870	$1,944,982	$—	$1,946,852

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,295	$—	$—	$2,295
Unrealized appreciation on centrally cleared interest rate swaps	—	15,451	—	15,451
Liabilities:
Value of options written (equity style)	(2,614)	—	—	(2,614)
Unrealized depreciation on futures contracts	(2,214)	—	—	(2,214)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5,000)	—	(5,000)
Total	$(2,533)	$10,451	$—	$7,918
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund
As of June 30, 2026, all of the fund’s investments were classified as Level 1.
Managed Risk EUPAC Fund
As of June 30, 2026, all of the fund’s investments were classified as Level 1.
Managed Risk Washington Mutual Investors Fund
As of June 30, 2026, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund
As of June 30, 2026, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund
As of June 30, 2026, all of the fund’s investments were classified as Level 1.
4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below. Not all of the risks listed below necessarily apply to each fund.
Market conditions — The prices of, and the income generated by, the securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

American Funds Insurance Series	334

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which a fund invests.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in small and mid-capitalization companies — Investing in small and mid-capitalization companies may pose additional risks. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements than those in the U.S. As a result, a fund’s investments outside the U.S. may be subject to limited available information and, may be more difficult to value than investments in the U.S.; a fund may be unable to pursue legal remedies or obtain and enforce judgments in local courts; and repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

335	American Funds Insurance Series

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

American Funds Insurance Series	336

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as "junk bonds"), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to a fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, a fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, a fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.
Investments in future delivery contracts — A fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When a fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), a fund may or may not hold the types of mortgage-backed securities required to be delivered. A fund may choose to roll these transactions in lieu of settling them.
When a fund rolls the purchase of these types of future delivery transactions, a fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When a fund rolls the sale of these transactions rather than settling them, a fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of a fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for a fund.

337	American Funds Insurance Series

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.
Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.
Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.
Leverage risk — Certain transactions of a fund may give rise to leverage. These transactions may include, among others, derivatives, future delivery contracts and when-issued, delayed delivery or forward commitment transactions. As a result, increases and decreases in the value of a fund’s portfolio may be magnified, and a fund may be exposed to a heightened risk of loss and increased costs.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and a fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

American Funds Insurance Series	338

Nondiversification — A nondiversified fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if a fund were invested in a larger number of issuers. The value of a nondiversified fund’s shares can be expected to fluctuate more than might be the case if a fund were more broadly diversified.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.
Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.
Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Underlying fund risks — Because the managed risk fund’s investments consist of investments in underlying funds, the managed risk fund’s risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.
Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, a fund would remain subject to the risk of adverse price movements until a fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

339	American Funds Insurance Series

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.
Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.
5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which a fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by each fund under a securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between a fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks to market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of each fund according to agreed parameters. The lending agent provides indemnification to each fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in each fund’s investment portfolio. The same amount is recorded as a liability in each fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from a fund.

American Funds Insurance Series	340

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):
		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$34,316	$—	$35,547	$—
SMALLCAP World Fund	26,272	—	27,220	—
Growth Fund	322,896	—	330,785	—
EUPAC Fund	44,873	—	46,736	—
New World Fund	6,403	—	6,785	—
Washington Mutual Investors Fund	372	—	379	—
U.S. Small and Mid Cap Equity Fund	1,452	—	1,492	—
Capital World Growth and Income Fund	3,908	—	4,048	—
Growth-Income Fund	21,780	—	22,272	—
International Growth and Income Fund	82	—	87	—
Asset Allocation Fund	72,410	—	73,858	—
Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.
Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.
Unfunded commitments — Asset Allocation Fund, American High-Income Trust, Capital World Bond Fund, and Capital Income Builder have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2026, the unfunded bond commitments for Asset Allocation Fund, American High-Income Trust, Capital World Bond Fund, and Capital Income Builder was $1,440,000, $1,192,000, $31,000 and $6,000, respectively, which would represents 0.01% for Asset Allocation Fund, 0.13% for American High-Income Trust, less than 0.01% for Capital Income Builder, and less than 0.01% Capital World Bond Fund, respectively, of the net assets of each fund should such commitments become due. Net unrealized appreciation on these unfunded commitments was $4,000 for Asset Allocation Fund and $3,000 for American High-Income Trust, and is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Net unrealized depreciation on these unfunded commitments was $11,000 for Asset Allocation Fund and $5,000 American High-Income Trust, and is disclosed as unrealized depreciation on unfunded commitments in each fund’s statement of assets and liabilities. Both are included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.

341	American Funds Insurance Series

Option contracts — Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.
For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.
Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:
Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.
Options on futures — The funds may enter into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.

American Funds Insurance Series	342

Options on foreign currencies — The funds may enter into options on foreign currencies to seek to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. An option on a foreign currency gives the holder of the option the right to buy or sell a foreign currency from or to the writer of the option, at a specified price on or before the specified expiration date.
Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.
Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.
Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

343	American Funds Insurance Series

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.
Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:
Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.
Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

American Funds Insurance Series	344

The following table presents the average month-end notional amounts of options on futures, options on foreign currencies, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):
	Options on futures	Options on foreign currencies	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	Not applicable	$6,406	$18,425	Not applicable	Not applicable
Capital Income Builder	Not applicable	Not applicable	161,157	759	$8,268	$5,569
Asset Allocation Fund	Not applicable	Not applicable	2,854,231	Not applicable	598,713	89,748
Global Balanced Fund	$14,132*	$3,733*	87,271	90,024	50,442	4,323
The Bond Fund of America	Not applicable	Not applicable	5,246,520	167,456	1,139,260	171,216
Capital World Bond Fund	108,179*	22,030*	940,026	667,589	690,669	69,400
American High-Income Trust	Not applicable	Not applicable	25,782	Not applicable	Not applicable	22,349
American Funds Mortgage Fund	Not applicable	Not applicable	98,794	Not applicable	3,202	Not applicable
U.S. Government Securities Fund	1,069,504	Not applicable	1,930,591	Not applicable	748,494	Not applicable
Managed Risk Growth Fund	748,943	Not applicable	129	Not applicable	Not applicable	Not applicable
Managed Risk EUPAC Fund	122,877	Not applicable	2	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	444,998	Not applicable	64	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	4,934,274	Not applicable	3,721	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation	599,239	Not applicable	133	Not applicable	Not applicable	Not applicable
*
No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options contracts, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended, June 30, 2026 (dollars in thousands):
New World Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$14	Unrealized depreciation[1]	$22
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	75	Unrealized depreciation on open forward currency contracts	101
			$89		$123

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(36)	Net unrealized appreciation (depreciation) on futures contracts	$(15)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(134)	Net unrealized appreciation (depreciation) on forward currency contracts	(28)
			$(170)		$(43)
Refer to the end of the table(s) for footnote(s).

345	American Funds Insurance Series

Capital Income Builder
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$564	Unrealized depreciation[1]	$308
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	14	Unrealized depreciation on open forward currency contracts	5
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	365	Unrealized depreciation[1]	—
Swap (bilateral)	Interest	Bilateral swaps, at value	4	Bilateral swaps, at value	—
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	1	Unrealized depreciation[1]	3
			$948		$316

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(2,419)	Net unrealized appreciation (depreciation) on futures contracts	$535
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(17)	Net unrealized appreciation (depreciation) on forward currency contracts	9
Swap	Interest	Net realized gain (loss) on swap contracts	24	Net unrealized appreciation (depreciation) on swap contracts	109
Swap	Credit	Net realized gain (loss) on swap contracts	72	Net unrealized appreciation (depreciation) on swap contracts	—
			$(2,340)		$653
Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$11,353	Unrealized depreciation[1]	$4,637
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	5,295	Unrealized depreciation[1]	—
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	1,078
			$16,648		$5,715

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(49,271)	Net unrealized appreciation (depreciation) on futures contracts	$10,860
Swap	Interest	Net realized gain (loss) on swap contracts	13,199	Net unrealized appreciation (depreciation) on swap contracts	1,752
Swap	Credit	Net realized gain (loss) on swap contracts	(768)	Net unrealized appreciation (depreciation) on swap contracts	(643)
			$(36,840)		$11,969
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	346

American Funds Global Balanced Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$287	Unrealized depreciation[1]	$121
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	606	Unrealized depreciation on open forward currency contracts	191
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	413	Unrealized depreciation[1]	210
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	89
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	2	Unrealized depreciation[1]	—
			$1,308		$611

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	$(27)	Net unrealized appreciation (depreciation) on investments	$8
Options written (equity style)	Currency	Net realized gain (loss) on options written	7	Net unrealized appreciation (depreciation) on options written	—
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(37)	Net unrealized appreciation (depreciation) on options purchased (futures style)	—
Options written (futures style)	Interest	Net realized gain (loss) on options written	— [2]	Net unrealized appreciation (depreciation) on options written	(4)
Futures	Interest	Net realized gain (loss) on futures contracts	(958)	Net unrealized appreciation (depreciation) on futures contracts	180
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	909	Net unrealized appreciation (depreciation) on forward currency contracts	468
Swap	Interest	Net realized gain (loss) on swap contracts	49	Net unrealized appreciation (depreciation) on swap contracts	52
Swap	Credit	Net realized gain (loss) on swap contracts	(40)	Net unrealized appreciation (depreciation) on swap contracts	5
			$(97)		$709
The Bond Fund of America
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$17,327	Unrealized depreciation[1]	$5,432
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	528	Unrealized depreciation on open forward currency contracts	223
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	12,513	Unrealized depreciation[1]	805
Swap (bilateral)	Interest	Bilateral swaps, at value	586	Bilateral swaps, at value	9,985
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	81	Unrealized depreciation[1]	133
			$31,035		$16,578

Refer to the end of the table(s) for footnote(s).

347	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(80,796)	Net unrealized appreciation (depreciation) on futures contracts	$20,477
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	3,469	Net unrealized appreciation (depreciation) on forward currency contracts	339
Swap	Interest	Net realized gain (loss) on swap contracts	5,297	Net unrealized appreciation (depreciation) on swap contracts	(563)
Swap	Credit	Net realized gain (loss) on swap contracts	208	Net unrealized appreciation (depreciation) on swap contracts	130
			$(71,822)		$20,383
Capital World Bond Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$2,742	Unrealized depreciation[1]	$1,426
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	3,026	Unrealized depreciation on open forward currency contracts	5,197
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	4,421	Unrealized depreciation[1]	1,598
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	2,629
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	318	Unrealized depreciation[1]	322
			$10,507		$11,172

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	$(211)	Net unrealized appreciation (depreciation) on investments	$65
Options written (equity style)	Currency	Net realized gain (loss) on options written	54	Net unrealized appreciation (depreciation) on options written	—
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(278)	Net unrealized appreciation (depreciation) on options purchased (futures style)	—
Options written (futures style)	Interest	Net realized gain (loss) on options written	(3)	Net unrealized appreciation (depreciation) on options written	(28)
Futures	Interest	Net realized gain (loss) on futures contracts	(9,139)	Net unrealized appreciation (depreciation) on futures contracts	1,332
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(2,972)	Net unrealized appreciation (depreciation) on forward currency contracts	(3,141)
Swap	Interest	Net realized gain (loss) on swap contracts	(2,638)	Net unrealized appreciation (depreciation) on swap contracts	2,405
Swap	Credit	Net realized gain (loss) on swap contracts	(509)	Net unrealized appreciation (depreciation) on swap contracts	173
			$(15,696)		$806
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	348

American High-Income Trust
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$25	Unrealized depreciation[1]	$23
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	769
			$25		$792

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(335)	Net unrealized appreciation (depreciation) on futures contracts	$16
Swap	Credit	Net realized gain (loss) on swap contracts	19	Net unrealized appreciation (depreciation) on swap contracts	(606)
			$(316)		$(590)
American Funds Mortgage Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$273	Unrealized depreciation[1]	$118
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	151	Unrealized depreciation[1]	—
			$424		$118

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(1,716)	Net unrealized appreciation (depreciation) on futures contracts	$287
Swap	Interest	Net realized gain (loss) on swap contracts	34	Net unrealized appreciation (depreciation) on swap contracts	25
			$(1,682)		$312
Refer to the end of the table(s) for footnote(s).

349	American Funds Insurance Series

U.S. Government Securities Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$1,870	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	2,614
Futures	Interest	Unrealized appreciation[1]	2,295	Unrealized depreciation[1]	2,214
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	15,451	Unrealized depreciation[1]	5,000
			$19,616		$9,828

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(350)	Net unrealized appreciation (depreciation) on investments	$730
Options written (equity style)	Interest	Net realized gain (loss) on options written	204	Net unrealized appreciation (depreciation) on options written	(1,024)
Futures	Interest	Net realized gain (loss) on futures contracts	(22,324)	Net unrealized appreciation (depreciation) on futures contracts	1,295
Swap	Interest	Net realized gain (loss) on swap contracts	2,403	Net unrealized appreciation (depreciation) on swap contracts	(1,480)
			$(20,067)		$(479)
Managed Risk Growth Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,668	Unrealized depreciation[3]	$—
Futures	Interest	Unrealized appreciation[1]	219	Unrealized depreciation[1]	—
			$1,887		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(4,165)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$350
Futures	Currency	Net realized gain (loss) on futures contracts	(31)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(2,188)	Net unrealized appreciation (depreciation) on futures contracts	211
			$ (6,384)		$561
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	350

Managed Risk EUPAC Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$438	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	12	Unrealized depreciation[1]	—
			$450		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(754)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$168
Futures	Equity	Net realized gain (loss) on futures contracts	115	Net unrealized appreciation (depreciation) on futures contracts	(1)
			$ (639)		$167
Managed Risk Washington Mutual Investors Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$760	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	116	Unrealized depreciation[1]	—
			$876		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,320)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$($154 )
Futures	Currency	Net realized gain (loss) on futures contracts	(17)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(884)	Net unrealized appreciation (depreciation) on futures contracts	115
			$ (3,221)		$ (39)
Managed Risk Growth-Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$9,165	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	1,180	Unrealized depreciation[1]	—
			$10,345		$ —

Refer to the end of the table(s) for footnote(s).

351	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(25,807)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$($1,611 )
Futures	Currency	Net realized gain (loss) on futures contracts	(117)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	819	Net unrealized appreciation (depreciation) on futures contracts	1,134
			$ (25,105)		$ (477)
Managed Risk Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,341	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	174	Unrealized depreciation[1]	—
			$1,515		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(3,565)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$862
Futures	Currency	Net realized gain (loss) on futures contracts	(29)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(3,096)	Net unrealized appreciation (depreciation) on futures contracts	166
			$ (6,690)		$1,028
1
Includes cumulative appreciation/depreciation on futures style options, futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
2
Amount less than one thousand.
3
Includes options purchased as reported in each fund’s investment portfolio.
Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

American Funds Insurance Series	352

Rights of offset — Funds that hold forward currency contracts and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.
The following tables present each fund’s forward currency contracts and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2026, if close-out netting was exercised (dollars in thousands):
New World Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Citibank	$7	$ (7)	$ —	$ —	$ —
Goldman Sachs	9	(9)	—	—	—
Morgan Stanley	47	(28)	—	—	19
UBS AG	12	—	—	—	12
Total	$75	$ (44)	$ —	$ —	$31
Liabilities:
Bank of America	$8	$ —	$ —	$ —	$8
Citibank	49	(7)	—	—	42
Goldman Sachs	11	(9)	—	—	2
HSBC Bank	5	—	—	—	5
JPMorgan Chase	— †	—	—	—	— †
Morgan Stanley	28	(28)	—	—	—
Total	$101	$ (44)	$ —	$ —	$57
Capital Income Builder
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Barclays Bank PLC	$4	$ —	$ —	$ —	$4
HSBC Bank	14	(2)	—	—	12
UBS AG	— †	—	—	—	— †
Total	$18	$ (2)	$ —	$ —	$16
Liabilities:
Goldman Sachs	$3	$ —	$ —	$ —	$3
HSBC Bank	2	(2)	—	—	—
Total	$5	$ (2)	$ —	$ —	$3
Refer to the end of the table(s) for footnote(s).

353	American Funds Insurance Series

American Funds Global Balanced Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$1	$ (1)	$ —	$ —	$ —
Bank of New York Mellon	7	—	—	—	7
Barclays Bank PLC	67	(46)	—	—	21
Citibank	151	(86)	(65)	—	—
Goldman Sachs	148	(39)	—	—	109
HSBC Bank	29	(13)	—	—	16
JPMorgan Chase	29	(6)	—	—	23
Morgan Stanley	84	(14)	—	(70)	—
RBC Capital Markets	43	(6)	—	—	37
Standard Chartered Bank	47	(36)	—	—	11
Total	$606	$ (247)	$ (65)	$ (70)	$224
Liabilities:
Bank of America	$34	$ (1)	$ (19)	$ —	$14
Barclays Bank PLC	46	(46)	—	—	—
Citibank	86	(86)	—	—	—
Goldman Sachs	39	(39)	—	—	—
HSBC Bank	13	(13)	—	—	—
JPMorgan Chase	6	(6)	—	—	—
Morgan Stanley	14	(14)	—	—	—
RBC Capital Markets	6	(6)	—	—	—
Standard Chartered Bank	36	(36)	—	—	—
Total	$280	$ (247)	$ (19)	$ —	$14
The Bond Fund of America
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$52	$ (52)	$ —	$ —	$ —
Barclays Bank PLC	86	(86)	—	—	—
Citibank	100	(7)	(93)	—	—
Goldman Sachs	876	(876)	—	—	—
Total	$1,114	$ (1,021)	$ (93)	$ —	$ —
Liabilities:
Bank of America	$812	$ (52)	$ (760)	$ —	$ —
Barclays Bank PLC	2,846	(86)	(2,760)	—	—
BNP Paribas	3,217	—	(3,217)	—	—
Citibank	7	(7)	—	—	—
Goldman Sachs	3,163	(876)	(2,287)	—	—
Morgan Stanley	40	—	—	—	40
RBC Capital Markets	123	—	—	—	123
Total	$10,208	$ (1,021)	$ (9,024)	$ —	$163
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	354

Capital World Bond Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$255	$ (255)	$ —	$ —	$ —
Bank of New York Mellon	23	(5)	—	—	18
Barclays Bank PLC	549	(85)	—	—	464
BNP Paribas	116	(106)	—	—	10
Citibank	437	(437)	—	—	—
Goldman Sachs	251	(251)	—	—	—
HSBC Bank	100	(100)	—	—	—
JPMorgan Chase	41	(41)	—	—	—
Morgan Stanley	465	(465)	—	—	—
Standard Chartered Bank	361	(361)	—	—	—
UBS AG	462	(462)	—	—	—
Total	$3,151	$ (2,659)	$ —	$ —	$492
Liabilities:
Bank of America	$723	$ (255)	$ (268)	$ —	$200
Bank of New York Mellon	5	(5)	—	—	—
Barclays Bank PLC	85	(85)	—	—	—
BNP Paribas	106	(106)	—	—	—
Citibank	579	(437)	(142)	—	—
Goldman Sachs	905	(251)	(654)	—	—
HSBC Bank	140	(100)	—	—	40
JPMorgan Chase	125	(41)	—	—	84
Morgan Stanley	967	(465)	(261)	—	241
Standard Chartered Bank	503	(361)	(142)	—	—
UBS AG	484	(462)	—	—	22
Total	$5,510	$ (2,659)	$ (2,264)	$ —	$587
*
Collateral is shown on a settlement basis.
†
Amount less than one thousand.
6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2026, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statement of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

355	American Funds Insurance Series

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2026, some of the funds recognized EU reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):
Fund	Reclaims	Fees	Interest
Global Growth Fund	$467	$40	$26
Capital Income Builder	265	—	12
EUPAC Fund	391	92	— *
SMALLCAP World Fund	647	1	39
Growth Fund	551	12	26
New World Fund	35	11	1
Capital World Growth and Income Fund	47	15	5
International Growth and Income Fund	245	21	16
Asset Allocation Fund	130	6	—
*
Amount less than one thousand.
The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	SMALLCAP World Fund	Growth Fund	EUPAC Fund	New World Fund	Washington Mutual Investors Fund
As of December 31, 2025:
Undistributed ordinary income	$58,118	$52,615	$328,671	$164,687	$41,259	$40,991
Undistributed long-term capital gains	1,202,418	330,342	4,562,299	532,733	281,284	1,064,187
Capital loss carryforward utilized	—	—	—	206,867	—	—
As of June 30, 2026:
Gross unrealized appreciation on investments	4,594,900	569,231	33,325,893	2,095,721	1,966,057	5,081,469
Gross unrealized depreciation on investments	(466,886)	(92,631)	(1,111,042)	(311,526)	(121,078)	(149,784)
Net unrealized appreciation (depreciation) on investments	4,128,014	476,600	32,214,851	1,784,195	1,844,979	4,931,685
Cost of investments	6,586,612	2,081,681	25,034,486	5,778,718	2,666,776	7,394,159

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	356

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
As of December 31, 2025:
Undistributed ordinary income	$—	$16,020	$702,034	$2,910	$15,728	$217,220
Undistributed long-term capital gains	—	179,378	2,604,901	—	58,769	2,837,208
Capital loss carryforward*	(592)	—	—	(4,662)	—	—
Capital loss carryforward utilized	—	—	—	21,009	6,862	—
As of June 30, 2026:
Gross unrealized appreciation on investments	20,851	1,013,367	22,380,343	163,637	505,443	9,095,796
Gross unrealized depreciation on investments	(5,986)	(54,061)	(496,449)	(10,622)	(32,587)	(698,933)
Net unrealized appreciation (depreciation) on investments	14,865	959,306	21,883,894	153,015	472,856	8,396,863
Cost of investments	93,627	1,250,305	24,131,426	295,802	1,315,844	20,515,571

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
As of December 31, 2025:
Undistributed ordinary income	$3,091	$81,931	$10,845	$12,190	$953	$1,944
Undistributed long-term capital gains	25,777	—	—	—	—	—
Capital loss carryforward*	—	(1,511,983)	(198,979)	(329,593)	(12,321)	(1)
Capital loss carryforward utilized	—	72,789	1,003	—	1,889	—
As of June 30, 2026:
Gross unrealized appreciation on investments	106,411	117,071	31,713	43,653	1,001	2
Gross unrealized depreciation on investments	(13,382)	(253,531)	(70,394)	(42,884)	(1,360)	(24)
Net unrealized appreciation (depreciation) on investments	93,029	(136,460)	(38,681)	769	(359)	(22)
Cost of investments	380,520	11,258,411	1,208,557	882,730	115,023	298,723

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk EUPAC Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2025:
Undistributed ordinary income	$13,856	$1,773	$1,429	$4,281	$24,464	$23,428
Undistributed long-term capital gains	—	31,113	—	—	284,557	112,392
Capital loss carryforward*	(257,785)	—	(21,682)	(1,893)	—	—
Capital loss carryforward utilized	27,799	—	—	20,459	—	—
As of June 30, 2026:
Gross unrealized appreciation on investments	22,459	103,322	25,674	54,708	311,505	159,580
Gross unrealized depreciation on investments	(58,877)	(38,459)	(17,547)	(25,653)	(89,113)	(39,775)
Net unrealized appreciation (depreciation) on investments	(36,418)	64,863	8,127	29,055	222,392	119,805
Cost of investments	1,982,408	426,357	103,411	274,512	1,858,865	1,333,675
*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

357	American Funds Insurance Series

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Global Growth Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$27,191	$538,597	$565,788	$66,139	$455,982	$522,121
Class 1A	553	11,411	11,964	749	2,766	3,515
Class 2	22,557	477,652	500,209	53,132	443,236	496,368
Class 4	7,824	174,764	182,588	14,879	130,403	145,282
Total	$58,125	$1,202,424	$1,260,549	$134,899	$1,032,387	$1,167,286
SMALLCAP World Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$3,823	$23,695	$27,518	$3,919	$19,199	$23,118
Class 1A	144	898	1,042	20	126	146
Class 2	39,109	244,964	284,073	5,919	39,094	45,013
Class 4	9,552	60,786	70,338	766	7,316	8,082
Total	$52,628	$330,343	$382,971	$10,624	$65,735	$76,359
Growth Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$156,515	$2,077,012	$2,233,527	$283,031	$1,543,000	$1,826,031
Class 1A	3,013	42,419	45,432	4,439	26,100	30,539
Class 2	123,471	1,758,281	1,881,752	243,730	1,433,339	1,677,069
Class 3	1,616	22,629	24,245	3,240	18,878	22,118
Class 4	44,070	661,980	706,050	69,855	421,011	490,866
Total	$328,685	$4,562,321	$4,891,006	$604,295	$3,442,328	$4,046,623
EUPAC Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$69,277	$221,517	$290,794	$49,061	$—	$49,061
Class 1A	448	1,454	1,902	205	—	205
Class 2	80,139	260,868	341,007	44,060	—	44,060
Class 3	388	1,255	1,643	210	—	210
Class 4	14,444	47,657	62,101	6,153	—	6,153
Total	$164,696	$532,751	$697,447	$99,689	$—	$99,689

American Funds Insurance Series	358

New World Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$21,568	$142,893	$164,461	$32,320	$71,532	$103,852
Class 1A	432	2,940	3,372	369	453	822
Class 2	9,379	64,628	74,007	11,967	31,619	43,586
Class 4	9,891	70,834	80,725	11,031	33,694	44,725
Total	$41,270	$281,295	$322,565	$55,687	$137,298	$192,985
Washington Mutual Investors Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$23,095	$555,600	$578,695	$131,443	$397,175	$528,618
Class 1A	130	3,499	3,629	661	2,103	2,764
Class 2	10,272	278,445	288,717	57,467	193,815	251,282
Class 4	7,522	226,676	234,198	36,815	127,802	164,617
Total	$41,019	$1,064,220	$1,105,239	$226,386	$720,895	$947,281
U.S. Small and Mid Cap Equity Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$—	$—	$364	$— †	$364
Class 1A	—	—	—	— †	— †	— †
Class 2	—	—	—	— †	— †	— †
Class 4	—	—	—	33	— †	33
Total	$—	$—	$—	$397	$— †	$397
Capital World Growth and Income Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$4,750	$50,757	$55,507	$9,542	$21,740	$31,282
Class 1A	93	1,050	1,143	157	363	520
Class 2	8,271	93,230	101,501	14,202	37,773	51,975
Class 4	2,921	34,352	37,273	4,099	11,256	15,355
Total	$16,035	$179,389	$195,424	$28,000	$71,132	$99,132
Refer to the end of the table(s) for footnote(s).

359	American Funds Insurance Series

Growth-Income Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$413,355	$1,514,751	$1,928,106	$512,210	$3,878,399	$4,390,609
Class 1A	3,104	11,429	14,533	901	7,252	8,153
Class 2	227,632	856,200	1,083,832	257,694	2,211,126	2,468,820
Class 3	2,475	9,252	11,727	2,899	23,742	26,641
Class 4	55,525	213,308	268,833	50,309	470,380	520,689
Total	$702,091	$2,604,940	$3,307,031	$824,013	$6,590,899	$7,414,912
International Growth and Income Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$247	$—	$247	$835	$—	$835
Class 1A	55	—	55	211	—	211
Class 2	1,150	—	1,150	4,052	—	4,052
Class 4	1,460	—	1,460	4,102	—	4,102
Total	$2,912	$—	$2,912	$9,200	$—	$9,200
Capital Income Builder
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$9,466	$29,627	$39,093	$25,206	$—	$25,206
Class 1A	154	546	700	416	—	416
Class 2	233	820	1,053	618	—	618
Class 4	6,934	27,788	34,722	19,776	—	19,776
Total	$16,787	$58,781	$75,568	$46,016	$—	$46,016
Asset Allocation Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$127,517	$1,607,048	$1,734,565	$438,651	$1,019,238	$1,457,889
Class 1A	469	6,200	6,669	1,307	2,795	4,102
Class 2	33,914	450,464	484,378	111,878	280,960	392,838
Class 3	281	3,666	3,947	884	2,081	2,965
Class 4	55,096	769,847	824,943	166,513	445,526	612,039
Total	$217,277	$2,837,225	$3,054,502	$719,233	$1,750,600	$2,469,833
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	360

American Funds Global Balanced Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$680	$5,274	$5,954	$1,498	$3,585	$5,083
Class 1A	30	245	275	60	152	212
Class 2	978	8,060	9,038	1,941	5,617	7,558
Class 4	1,409	12,199	13,608	2,293	6,279	8,572
Total	$3,097	$25,778	$28,875	$5,792	$15,633	$21,425
The Bond Fund of America
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$50,387	$—	$50,387	$302,949	$—	$302,949
Class 1A	2,415	—	2,415	12,103	—	12,103
Class 2	18,814	—	18,814	115,204	—	115,204
Class 4	10,357	—	10,357	56,394	—	56,394
Total	$81,973	$—	$81,973	$486,650	$—	$486,650
Capital World Bond Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,856	$—	$2,856	$19,172	$—	$19,172
Class 1A	315	—	315	837	—	837
Class 2	6,894	—	6,894	22,086	—	22,086
Class 4	788	—	788	2,211	—	2,211
Total	$10,853	$—	$10,853	$44,306	$—	$44,306
American High-Income Trust
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,079	$—	$1,079	$16,430	$—	$16,430
Class 1A	179	—	179	438	—	438
Class 2	7,473	—	7,473	34,271	—	34,271
Class 3	107	—	107	495	—	495
Class 4	3,355	—	3,355	12,704	—	12,704
Total	$12,193	$—	$12,193	$64,338	$—	$64,338
Refer to the end of the table(s) for footnote(s).

361	American Funds Insurance Series

American Funds Mortgage Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$13	$—	$13	$803	$—	$803
Class 1A	30	—	30	136	—	136
Class 2	360	—	360	1,703	—	1,703
Class 4	551	—	551	2,473	—	2,473
Total	$954	$—	$954	$5,115	$—	$5,115
Ultra-Short Bond Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$235	$—	$235	$1,510	$—	$1,510
Class 1A	— †	— †	— †	5	—	5
Class 2	1,351	—	1,351	9,131	—	9,131
Class 3	23	—	23	156	—	156
Class 4	336	—	336	2,138	—	2,138
Total	$1,945	$—	$1,945	$12,940	$—	$12,940
U.S. Government Securities Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,039	$—	$2,039	$11,629	$—	$11,629
Class 1A	2,327	—	2,327	12,377	—	12,377
Class 2	7,553	—	7,553	44,749	—	44,749
Class 3	35	—	35	212	—	212
Class 4	1,908	—	1,908	10,129	—	10,129
Total	$13,862	$—	$13,862	$79,096	$—	$79,096
Managed Risk Growth Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$54	$848	$902	$248	$558	$806
Class P2	1,721	30,268	31,989	6,657	21,164	27,821
Total	$1,775	$31,116	$32,891	$6,905	$21,722	$28,627
Managed Risk EUPAC Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$31	$—	$31	$30	$—	$30
Class P2	1,398	—	1,398	1,450	—	1,450
Total	$1,429	$—	$1,429	$1,480	$—	$1,480
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	362

Managed Risk Washington Mutual Investors Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$42	$—	$42	$58	$—	$58
Class P2	4,240	—	4,240	5,902	—	5,902
Total	$4,282	$—	$4,282	$5,960	$—	$5,960
Managed Risk Growth-Income Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$22,465	$249,850	$272,315	$42,231	$70,237	$112,468
Class P2	3,009	34,713	37,722	5,433	10,214	15,647
Total	$25,474	$284,563	$310,037	$47,664	$80,451	$128,115
Managed Risk Asset Allocation Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$209	$973	$1,182	$348	$722	$1,070
Class P2	23,223	111,426	134,649	46,064	121,132	167,196
Total	$23,432	$112,399	$135,831	$46,412	$121,854	$168,266
†
Amount less than one thousand.
7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.
Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the six months ended June 30, 2026, total investment advisory services fees waived by CRMC were $29,014,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

363	American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:
Fund	Rates		Net asset level (in billions)		For the six months ended June 30, 2026, before waiver	For the six months ended June 30, 2026, after waiver
	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.371%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.597
Growth Fund*	.500	.272	.6	55.0	.300	.300
International Fund	.478	.430	15.0	21.0	.478	.458
New World Fund	.577	.510	15.0	15.0	.577	.503
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.224
U.S. Small and Mid Cap Equity Fund	.450		all		.450	.450
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.375
Growth-Income Fund	.500	.217	.6	44.0	.247	.247
International Growth and Income Fund	.478	.450	15.0	15.0	.478	.478
Capital Income Builder	.357	.330	15.0	15.0	.357	.224
Asset Allocation Fund	.500	.236	.6	34.0	.264	.264
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.426
The Bond Fund of America	.352	.320	15.0	15.0	.352	.199
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.296
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.222
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.212
Managed Risk Growth Fund	.100		all		.100	.100
Managed Risk EUPAC Fund	.100		all		.100	.100
Managed Risk Washington Mutual Investors Fund	.100		all		.100	.100
Managed Risk Growth-Income Fund	.100		all		.100	.100
Managed Risk Asset Allocation Fund	.100		all		.100	.100
*
At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.500% on the first $0.6 billion of daily net assets and decreasing to 0.275% on such assets in excess of $44.0 billion. On March 5, 2026 the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2026, decreasing the annual rate to 0.272% on daily net assets in excess of $55 billion. CRMC waived investment advisory services fees of less than $1,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.
Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50
Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

American Funds Insurance Series	364

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.
Accounting and administrative services — The managed risk funds have a subadministration agreement with The Bank of New York Mellon (“BNY“) under which the fund compensates BNY for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY is not a related party to the managed risk funds.
Class-specific expenses under the agreements described above were as follows (dollars in thousands):
Global Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$651
Class 1A	$—	$105	13
Class 2	4,797	Not applicable	575
Class 4	1,664	1,664	200
Total class-specific expenses	$6,461	$1,769	$1,439
SMALLCAP World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$85
Class 1A	$—	$9	1
Class 2	2,228	Not applicable	267
Class 4	534	534	64
Total class-specific expenses	$2,762	$543	$417

Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,727
Class 1A	$—	$604	72
Class 2	26,080	Not applicable	3,129
Class 3	251	Not applicable	42
Class 4	9,141	9,141	1,097
Total class-specific expenses	$35,472	$9,745	$8,067
EUPAC Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$495
Class 1A	$—	$23	3
Class 2	4,455	Not applicable	535
Class 3	16	Not applicable	2
Class 4	776	776	93
Total class-specific expenses	$5,247	$799	$1,128

365	American Funds Insurance Series

New World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$328
Class 1A	$—	$49	6
Class 2	1,218	Not applicable	146
Class 4	1,293	1,293	155
Total class-specific expenses	$2,511	$1,342	$635
Washington Mutual Investors Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$954
Class 1A	$—	$48	6
Class 2	3,885	Not applicable	466
Class 4	3,030	3,031	364
Total class-specific expenses	$6,915	$3,079	$1,790

U.S. Small and Mid Cap Equity Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$13
Class 1A	$—	$—	— *
Class 2	—	Not applicable	— *
Class 4	20	22	3
Total class-specific expenses	$20	$22	$16
Capital World Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$93
Class 1A	$—	$15	2
Class 2	1,379	Not applicable	165
Class 4	479	479	57
Total class-specific expenses	$1,858	$494	$317

Growth-Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,864
Class 1A	$—	$118	14
Class 2	17,842	Not applicable	2,141
Class 3	144	Not applicable	24
Class 4	4,222	4,222	507
Total class-specific expenses	$22,208	$4,340	$6,550
International Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$6
Class 1A	$—	$12	1
Class 2	220	Not applicable	26
Class 4	270	270	33
Total class-specific expenses	$490	$282	$66

Capital Income Builder
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$129
Class 1A	$—	$20	2
Class 2	30	Not applicable	4
Class 4	1,010	1,010	121
Total class-specific expenses	$1,040	$1,030	$256
Refer to the end of the table(s) for footnote(s).
Asset Allocation Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,367
Class 1A	$—	$73	9
Class 2	5,443	Not applicable	653
Class 3	32	Not applicable	5
Class 4	9,105	9,105	1,093
Total class-specific expenses	$14,580	$9,178	$4,127

American Funds Insurance Series	366

American Funds Global Balanced Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$15
Class 1A	$—	$5	1
Class 2	185	Not applicable	22
Class 4	261	262	31
Total class-specific expenses	$446	$267	$69
The Bond Fund of America
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,008
Class 1A	$—	$390	47
Class 2	3,284	Not applicable	394
Class 4	1,817	1,817	218
Total class-specific expenses	$5,101	$2,207	$1,667

Capital World Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$73
Class 1A	$—	$39	5
Class 2	915	Not applicable	110
Class 4	103	103	12
Total class-specific expenses	$1,018	$142	$200
American High-Income Trust
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$24
Class 1A	$—	$13	1
Class 2	650	Not applicable	78
Class 3	7	Not applicable	1
Class 4	316	316	38
Total class-specific expenses	$973	$329	$142

American Funds Mortgage Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1
Class 1A	$—	$4	1
Class 2	49	Not applicable	6
Class 4	79	79	10
Total class-specific expenses	$128	$83	$18
Ultra-Short Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5
Class 1A	$—	$— *	— *
Class 2	261	Not applicable	31
Class 3	3	Not applicable	1
Class 4	73	73	9
Total class-specific expenses	$337	$73	$46

U.S. Government Securities Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$39
Class 1A	$—	$381	46
Class 2	1,274	Not applicable	153
Class 3	4	Not applicable	— *
Class 4	325	325	39
Total class-specific expenses	$1,603	$706	$277
Managed Risk Growth Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$17
Class P2	$590	590
Total class-specific expenses	$590	$607

Refer to the end of the table(s) for footnote(s).

367	American Funds Insurance Series

Managed Risk EUPAC Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2
Class P2	$137	137
Total class-specific expenses	$137	$139
Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4
Class P2	$377	377
Total class-specific expenses	$377	$381

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,247
Class P2	$314	314
Total class-specific expenses	$314	$2,561
Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$16
Class P2	$1,790	1,790
Total class-specific expenses	$1,790	$1,806
*
Amount less than one thousand.
Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for U.S. Small and Mid Cap Equity Fund and Managed Risk EUPAC Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2026, total fees and expenses reimbursed by CRMC were $21,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

American Funds Insurance Series	368

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):
Fund	Current fees	Increase (decrease) in value of deferred amounts	Total trustees’ compensation
Global Growth Fund	$16	$11	$27
SMALLCAP World Fund	5	2	7
Growth Fund	93	63	156
EUPAC Fund	13	8	21
New World Fund	7	5	12
Washington Mutual Investors Fund	21	13	34
U.S. Small and Mid Cap Equity Fund	— *	— *	— *
Capital World Growth and Income Fund	4	2	6
Growth-Income Fund	76	50	126
International Growth and Income Fund	1	— *	1
Capital Income Builder	3	2	5
Asset Allocation Fund	48	31	79
American Funds Global Balanced Fund	1	— *	1
The Bond Fund of America	20	12	32
Capital World Bond Fund	3	1	4
American High-Income Trust	2	1	3
American Funds Mortgage Fund	— *	— *	— *
Ultra-Short Bond Fund	1	— *	1
U.S. Government Securities Fund	3	2	5
Managed Risk Growth Fund	— *	1	1
Managed Risk EUPAC Fund	— *	— *	— *
Managed Risk Washington Mutual Investors Fund	1	— *	1
Managed Risk Growth-Income Fund	4	2	6
Managed Risk Asset Allocation Fund	2	2	4
*
Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.
Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both  managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The funds may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

369	American Funds Insurance Series

The following table presents purchase and sale transactions between each fund and related funds, and the net realized gain or loss from such sales, if any, during the six months ended June 30, 2026 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$200,266	$27,685	$4,127
SMALLCAP World Fund	39,353	105,473	62,345
Growth Fund	587,360	486,255	36,753
EUPAC Fund	629,264	302,496	78,474
New World Fund	26,646	28,372	9,049
Washington Mutual Investors Fund	113,881	101,246	28,073
U.S. Small and Mid Cap Equity Fund	241	1	—*
Capital World Growth and Income Fund	15,762	36,224	6,482
Growth-Income Fund	2,939,350	2,250,742	523,270
International Growth and Income Fund	3,218	4,753	483
Capital Income Builder	26,596	23,776	3,843
Asset Allocation Fund	65,877	282,569	93,535
American Funds Global Balanced Fund	5,041	1,876	535
American High-Income Trust	—	203	9
*
Amount less than one thousand.
Interfund lending — Pursuant to an exemptive order issued by the SEC, each fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. Each fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2026.
8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
9. Committed line of credit

SMALLCAP World Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations.  None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2026.

American Funds Insurance Series	370

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
Global Growth Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$191,728	4,638	$565,787	13,689	$(323,147)	(7,858)	$434,368	10,469
Class 1A	25,867	636	11,963	292	(4,327)	(102)	33,503	826
Class 2	25,079	623	500,209	12,354	(348,948)	(8,617)	176,340	4,360
Class 4	103,033	2,594	182,589	4,590	(73,652)	(1,844)	211,970	5,340
Total net increase (decrease)	$345,707	8,491	$1,260,548	30,925	$(750,074)	(18,421)	$856,181	20,995
Year ended December 31, 2025
Class 1	$304,055	8,321	$522,119	15,107	$(541,519)	(14,564)	$284,655	8,864
Class 1A	42,972	1,157	3,516	101	(3,744)	(102)	42,744	1,156
Class 2	35,075	964	496,369	14,649	(528,583)	(14,441)	2,861	1,172
Class 4	180,514	5,009	145,282	4,354	(101,231)	(2,811)	224,565	6,552
Total net increase (decrease)	$562,616	15,451	$1,167,286	34,211	$(1,175,077)	(31,918)	$554,825	17,744
SMALLCAP World Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$23,986	1,139	$27,145	1,396	$(694,141)	(31,586)	$(643,010)	(29,051)
Class 1A	813	40	1,042	55	(915)	(45)	940	50
Class 2	14,744	752	284,073	15,791	(160,757)	(8,182)	138,060	8,361
Class 4	35,122	1,796	70,338	3,927	(34,076)	(1,747)	71,384	3,976
Total net increase (decrease)	$74,665	3,727	$382,598	21,169	$(889,889)	(41,560)	$(432,626)	(16,664)
Year ended December 31, 2025
Class 1	$66,285	3,641	$22,933	1,232	$(343,352)	(18,170)	$(254,134)	(13,297)
Class 1A	532	29	146	8	(424)	(23)	254	14
Class 2	30,784	1,809	45,015	2,592	(247,355)	(13,805)	(171,556)	(9,404)
Class 4	91,459	5,277	8,081	469	(44,936)	(2,531)	54,604	3,215
Total net increase (decrease)	$189,060	10,756	$76,175	4,301	$(636,067)	(34,529)	$(370,832)	(19,472)
Refer to the end of the table(s) for footnote(s).

371	American Funds Insurance Series

Growth Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$792,126	5,801	$2,231,914	15,989	$(1,282,412)	(9,115)	$1,741,628	12,675
Class 1A	61,450	445	45,432	331	(16,334)	(116)	90,548	660
Class 2	265,156	1,959	1,881,752	13,731	(1,380,385)	(10,062)	766,523	5,628
Class 3	1,414	10	24,244	172	(23,861)	(169)	1,797	13
Class 4	645,083	4,895	706,051	5,340	(220,729)	(1,675)	1,130,405	8,560
Total net increase (decrease)	$1,765,229	13,110	$4,889,393	35,563	$(2,923,721)	(21,137)	$3,730,901	27,536
Year ended December 31, 2025
Class 1	$2,221,332	17,180	$1,824,411	14,872	$(2,853,744)	(22,053)	$1,191,999	9,999
Class 1A	118,725	930	30,539	252	(115,193)	(884)	34,071	298
Class 2	504,023	3,932	1,677,068	13,892	(3,177,573)	(24,443)	(996,482)	(6,619)
Class 3	1,511	12	22,118	178	(36,889)	(277)	(13,260)	(87)
Class 4	1,221,571	9,782	490,866	4,193	(372,784)	(2,965)	1,339,653	11,010
Total net increase (decrease)	$4,067,162	31,836	$4,045,002	33,387	$(6,556,183)	(50,622)	$1,555,981	14,601
EUPAC Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$72,561	3,074	$290,795	12,317	$(733,491)	(30,529)	$(370,135)	(15,138)
Class 1A	3,427	148	1,903	81	(1,669)	(71)	3,661	158
Class 2	77,211	3,295	341,006	14,536	(352,596)	(15,045)	65,621	2,786
Class 3	408	17	1,642	69	(1,044)	(43)	1,006	43
Class 4	57,202	2,488	62,101	2,701	(41,395)	(1,787)	77,908	3,402
Total net increase (decrease)	$210,809	9,022	$697,447	29,704	$(1,130,195)	(47,475)	$(221,939)	(8,749)
Year ended December 31, 2025
Class 1	$123,286	6,300	$49,061	2,250	$(619,084)	(30,505)	$(446,737)	(21,955)
Class 1A	1,909	93	205	10	(1,577)	(80)	537	23
Class 2	158,584	8,280	44,060	2,025	(720,522)	(36,038)	(517,878)	(25,733)
Class 3	143	7	210	10	(1,989)	(100)	(1,636)	(83)
Class 4	72,454	3,758	6,153	287	(59,496)	(3,027)	19,111	1,018
Total net increase (decrease)	$356,376	18,438	$99,689	4,582	$(1,402,668)	(69,750)	$(946,603)	(46,730)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	372

New World Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$87,282	2,527	$164,460	4,630	$(225,834)	(6,518)	$25,908	639
Class 1A	12,371	360	3,372	96	(1,658)	(49)	14,085	407
Class 2	49,618	1,456	74,007	2,116	(112,279)	(3,306)	11,346	266
Class 4	80,352	2,383	80,725	2,335	(86,086)	(2,549)	74,991	2,169
Total net increase (decrease)	$229,623	6,726	$322,564	9,177	$(425,857)	(12,422)	$126,330	3,481
Year ended December 31, 2025
Class 1	$158,509	5,359	$103,852	3,572	$(340,861)	(11,604)	$(78,500)	(2,673)
Class 1A	18,473	602	822	28	(2,946)	(103)	16,349	527
Class 2	114,042	3,791	43,585	1,527	(173,334)	(5,988)	(15,707)	(670)
Class 4	92,171	3,197	44,726	1,588	(148,239)	(5,158)	(11,342)	(373)
Total net increase (decrease)	$383,195	12,949	$192,985	6,715	$(665,380)	(22,853)	$(89,200)	(3,189)
Washington Mutual Investors Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$62,379	3,400	$577,037	32,861	$(449,552)	(24,539)	$189,864	11,722
Class 1A	1,821	99	3,629	208	(947)	(52)	4,503	255
Class 2	42,532	2,364	288,717	16,844	(210,712)	(11,750)	120,537	7,458
Class 4	164,793	9,366	234,198	13,883	(84,056)	(4,758)	314,935	18,491
Total net increase (decrease)	$271,525	15,229	$1,103,581	63,796	$(745,267)	(41,099)	$629,839	37,926
Year ended December 31, 2025
Class 1	$140,928	8,311	$526,965	31,376	$(1,006,677)	(57,564)	$(338,784)	(17,877)
Class 1A	6,301	363	2,764	166	(2,905)	(165)	6,160	364
Class 2	90,385	5,278	251,281	15,319	(430,673)	(25,241)	(89,007)	(4,644)
Class 4	377,965	22,441	164,617	10,176	(110,363)	(6,612)	432,219	26,005
Total net increase (decrease)	$615,579	36,393	$945,627	57,037	$(1,550,618)	(89,582)	$10,588	3,848
U.S. Small and Mid Cap Equity Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$8,453	715	$—	—	$(18,376)	(1,539)	$(9,923)	(824)
Class 1A	—	—	—	—	—	—	—	—
Class 2	—	—	—	—	—	—	—	—
Class 4	8,788	733	—	—	(1,491)	(125)	7,297	608
Total net increase (decrease)	$17,241	1,448	$—	—	$(19,867)	(1,664)	$(2,626)	(216)
Year ended December 31, 2025
Class 1	$94,466	8,554	$364	32	$(8,030)	(726)	$86,800	7,860
Class 1A	—	—	— †	— †	—	—	— †	— †
Class 2	—	—	— †	— †	—	—	— †	— †
Class 4	14,686	1,364	33	3	(19,609)	(1,843)	(4,890)	(476)
Total net increase (decrease)	$109,152	9,918	$397	35	$(27,639)	(2,569)	$81,910	7,384
Refer to the end of the table(s) for footnote(s).

373	American Funds Insurance Series

Capital World Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$28,398	1,501	$54,353	2,766	$(105,904)	(5,418)	$(23,153)	(1,151)
Class 1A	265	14	1,143	59	(983)	(51)	425	22
Class 2	10,273	529	101,501	5,189	(114,476)	(5,915)	(2,702)	(197)
Class 4	30,376	1,616	37,274	1,969	(30,719)	(1,631)	36,931	1,954
Total net increase (decrease)	$69,312	3,660	$194,271	9,983	$(252,082)	(13,015)	$11,501	628
Year ended December 31, 2025
Class 1	$61,144	3,871	$30,791	1,846	$(173,302)	(10,431)	$(81,367)	(4,714)
Class 1A	1,669	101	519	31	(625)	(37)	1,563	95
Class 2	28,763	1,702	51,975	3,135	(185,399)	(11,041)	(104,661)	(6,204)
Class 4	58,603	3,584	15,355	952	(32,104)	(1,961)	41,854	2,575
Total net increase (decrease)	$150,179	9,258	$98,640	5,964	$(391,430)	(23,470)	$(142,611)	(8,248)
Growth-Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$189,305	2,775	$1,926,726	27,576	$(1,662,977)	(23,932)	$453,054	6,419
Class 1A	145,729	2,010	14,532	210	(4,729)	(68)	155,532	2,152
Class 2	70,385	1,045	1,083,832	15,887	(1,038,402)	(15,285)	115,815	1,647
Class 3	172	3	11,728	167	(14,802)	(210)	(2,902)	(40)
Class 4	203,069	3,071	268,832	4,044	(150,469)	(2,283)	321,432	4,832
Total net increase (decrease)	$608,660	8,904	$3,305,650	47,884	$(2,871,379)	(41,778)	$1,042,931	15,010
Year ended December 31, 2025
Class 1	$684,973	10,461	$4,387,256	72,937	$(3,619,605)	(54,457)	$1,452,624	28,941
Class 1A	6,675	102	8,152	137	(4,519)	(68)	10,308	171
Class 2	125,378	1,919	2,468,820	42,004	(1,981,266)	(30,316)	612,932	13,607
Class 3	1,554	24	26,641	442	(19,918)	(294)	8,277	172
Class 4	408,921	6,393	520,690	9,074	(327,755)	(5,109)	601,856	10,358
Total net increase (decrease)	$1,227,501	18,899	$7,411,559	124,594	$(5,953,063)	(90,244)	$2,685,997	53,249
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	374

International Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$5,989	413	$247	16	$(11,367)	(764)	$(5,131)	(335)
Class 1A	299	21	55	4	(1,859)	(131)	(1,505)	(106)
Class 2	3,748	267	1,150	78	(19,285)	(1,372)	(14,387)	(1,027)
Class 4	43,846	3,170	1,460	100	(22,168)	(1,618)	23,138	1,652
Total net increase (decrease)	$53,882	3,871	$2,912	198	$(54,679)	(3,885)	$2,115	184
Year ended December 31, 2025
Class 1	$21,760	1,847	$836	64	$(11,542)	(986)	$11,054	925
Class 1A	1,735	146	211	17	(982)	(83)	964	80
Class 2	6,438	538	4,052	319	(32,846)	(2,832)	(22,356)	(1,975)
Class 4	40,773	3,574	4,102	330	(56,151)	(4,650)	(11,276)	(746)
Total net increase (decrease)	$70,706	6,105	$9,201	730	$(101,521)	(8,551)	$(21,614)	(1,716)
Capital Income Builder
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$42,633	2,824	$39,093	2,618	$(59,601)	(3,989)	$22,125	1,453
Class 1A	653	44	700	47	(678)	(45)	675	46
Class 2	1,232	82	1,053	71	(953)	(64)	1,332	89
Class 4	53,694	3,579	34,722	2,329	(56,245)	(3,754)	32,171	2,154
Total net increase (decrease)	$98,212	6,529	$75,568	5,065	$(117,477)	(7,852)	$56,303	3,742
Year ended December 31, 2025
Class 1	$85,393	6,373	$25,206	1,809	$(99,423)	(7,387)	$11,176	795
Class 1A	2,260	165	416	30	(1,912)	(141)	764	54
Class 2	2,677	195	618	44	(1,985)	(147)	1,310	92
Class 4	124,148	9,183	19,776	1,420	(100,988)	(7,397)	42,936	3,206
Total net increase (decrease)	$214,478	15,916	$46,016	3,303	$(204,308)	(15,072)	$56,186	4,147
Refer to the end of the table(s) for footnote(s).

375	American Funds Insurance Series

Asset Allocation Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$147,158	5,357	$1,734,565	65,332	$(1,119,129)	(40,143)	$762,594	30,546
Class 1A	4,162	150	6,670	253	(2,089)	(76)	8,743	327
Class 2	37,916	1,384	484,378	18,601	(340,717)	(12,435)	181,577	7,550
Class 3	415	15	3,946	149	(1,758)	(63)	2,603	101
Class 4	160,635	5,949	824,943	32,074	(416,832)	(15,356)	568,746	22,667
Total net increase (decrease)	$350,286	12,855	$3,054,502	116,409	$(1,880,525)	(68,073)	$1,524,263	61,191
Year ended December 31, 2025
Class 1	$294,441	11,354	$1,457,889	56,910	$(2,784,021)	(104,912)	$(1,031,691)	(36,648)
Class 1A	12,382	473	4,101	161	(5,261)	(199)	11,222	435
Class 2	79,938	3,065	392,837	15,618	(657,596)	(25,193)	(184,821)	(6,510)
Class 3	598	23	2,965	116	(2,207)	(84)	1,356	55
Class 4	385,083	14,916	612,040	24,612	(768,899)	(29,799)	228,224	9,729
Total net increase (decrease)	$772,442	29,831	$2,469,832	97,417	$(4,217,984)	(160,187)	$(975,710)	(32,939)
American Funds Global Balanced Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$5,202	350	$5,955	410	$(9,988)	(683)	$1,169	77
Class 1A	487	34	275	19	(688)	(46)	74	7
Class 2	3,192	217	9,038	627	(11,480)	(787)	750	57
Class 4	26,021	1,797	13,606	964	(18,121)	(1,268)	21,506	1,493
Total net increase (decrease)	$34,902	2,398	$28,874	2,020	$(40,277)	(2,784)	$23,499	1,634
Year ended December 31, 2025
Class 1	$6,531	484	$5,082	376	$(20,431)	(1,505)	$(8,818)	(645)
Class 1A	829	60	212	16	(593)	(44)	448	32
Class 2	4,258	313	7,557	564	(29,048)	(2,132)	(17,233)	(1,255)
Class 4	52,129	3,887	8,574	652	(21,417)	(1,605)	39,286	2,934
Total net increase (decrease)	$63,747	4,744	$21,425	1,608	$(71,489)	(5,286)	$13,683	1,066
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	376

The Bond Fund of America
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$412,980	43,340	$50,159	5,291	$(628,324)	(65,917)	$(165,185)	(17,286)
Class 1A	43,650	4,615	2,415	257	(4,728)	(497)	41,337	4,375
Class 2	48,055	5,134	18,814	2,021	(167,896)	(17,904)	(101,027)	(10,749)
Class 4	142,192	15,275	10,357	1,120	(55,607)	(5,976)	96,942	10,419
Total net increase (decrease)	$646,877	68,364	$81,745	8,689	$(856,555)	(90,294)	$(127,933)	(13,241)
Year ended December 31, 2025
Class 1	$967,884	101,560	$301,425	31,796	$(1,549,531)	(162,304)	$(280,222)	(28,948)
Class 1A	78,228	8,287	12,103	1,287	(20,799)	(2,206)	69,532	7,368
Class 2	95,476	10,155	115,204	12,362	(327,900)	(34,938)	(117,220)	(12,421)
Class 4	277,694	29,681	56,394	6,089	(125,920)	(13,500)	208,168	22,270
Total net increase (decrease)	$1,419,282	149,683	$485,126	51,534	$(2,024,150)	(212,948)	$(119,742)	(11,731)
Capital World Bond Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$30,955	3,042	$2,856	283	$(339,858)	(33,361)	$(306,047)	(30,036)
Class 1A	5,055	502	315	32	(1,349)	(135)	4,021	399
Class 2	57,194	5,698	6,894	692	(79,794)	(7,936)	(15,706)	(1,546)
Class 4	11,607	1,174	788	80	(7,423)	(756)	4,972	498
Total net increase (decrease)	$104,811	10,416	$10,853	1,087	$(428,424)	(42,188)	$(312,760)	(30,685)
Year ended December 31, 2025
Class 1	$81,146	7,964	$19,172	1,887	$(113,554)	(11,168)	$(13,236)	(1,317)
Class 1A	6,629	658	837	83	(19,119)	(1,921)	(11,653)	(1,180)
Class 2	78,645	7,818	22,086	2,199	(148,416)	(14,851)	(47,685)	(4,834)
Class 4	24,427	2,456	2,211	224	(9,368)	(946)	17,270	1,734
Total net increase (decrease)	$190,847	18,896	$44,306	4,393	$(290,457)	(28,886)	$(55,304)	(5,597)
Refer to the end of the table(s) for footnote(s).

377	American Funds Insurance Series

American High-Income Trust
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$3,291	348	$1,025	109	$(183,464)	(19,753)	$(179,148)	(19,296)
Class 1A	5,617	599	179	20	(817)	(87)	4,979	532
Class 2	10,616	1,157	7,473	816	(37,365)	(4,075)	(19,276)	(2,102)
Class 3	168	18	107	11	(613)	(65)	(338)	(36)
Class 4	70,601	6,792	3,355	323	(28,875)	(2,790)	45,081	4,325
Total net increase (decrease)	$90,293	8,914	$12,139	1,279	$(251,134)	(26,770)	$(148,702)	(16,577)
Year ended December 31, 2025
Class 1	$34,287	3,728	$16,202	1,746	$(29,101)	(3,085)	$21,388	2,389
Class 1A	5,913	617	438	47	(1,640)	(174)	4,711	490
Class 2	34,261	3,735	34,272	3,796	(79,188)	(8,621)	(10,655)	(1,090)
Class 3	292	31	495	53	(1,072)	(113)	(285)	(29)
Class 4	121,429	11,743	12,704	1,244	(57,610)	(5,614)	76,523	7,373
Total net increase (decrease)	$196,182	19,854	$64,111	6,886	$(168,611)	(17,607)	$91,682	9,133
American Funds Mortgage Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$133	14	$13	2	$(17,146)	(1,830)	$(17,000)	(1,814)
Class 1A	337	36	30	3	(394)	(42)	(27)	(3)
Class 2	1,229	132	360	39	(2,678)	(287)	(1,089)	(116)
Class 4	7,731	840	551	60	(8,665)	(947)	(383)	(47)
Total net increase (decrease)	$9,430	1,022	$954	104	$(28,883)	(3,106)	$(18,499)	(1,980)
Year ended December 31, 2025
Class 1	$422	45	$803	85	$(161)	(17)	$1,064	113
Class 1A	765	83	136	15	(381)	(41)	520	57
Class 2	2,443	262	1,703	184	(6,870)	(736)	(2,724)	(290)
Class 4	17,888	1,929	2,473	270	(8,887)	(963)	11,474	1,236
Total net increase (decrease)	$21,518	2,319	$5,115	554	$(16,299)	(1,757)	$10,334	1,116
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	378

Ultra-Short Bond Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$9,598	843	$235	20	$(7,857)	(692)	$1,976	171
Class 1A	—	—	— †	— †	(118)	(10)	(118)	(10)
Class 2	35,089	3,203	1,351	124	(49,096)	(4,481)	(12,656)	(1,154)
Class 3	171	16	23	2	(209)	(19)	(15)	(1)
Class 4	41,607	3,774	336	31	(44,603)	(4,039)	(2,660)	(234)
Total net increase (decrease)	$86,465	7,836	$1,945	177	$(101,883)	(9,241)	$(13,473)	(1,228)
Year ended December 31, 2025
Class 1	$12,058	1,051	$1,510	134	$(16,422)	(1,436)	$(2,854)	(251)
Class 1A	—	—	5	— †	—	—	5	— †
Class 2	56,142	5,069	9,131	838	(94,607)	(8,552)	(29,334)	(2,645)
Class 3	305	27	156	14	(904)	(81)	(443)	(40)
Class 4	54,897	4,953	2,138	195	(54,897)	(4,931)	2,138	217
Total net increase (decrease)	$123,402	11,100	$12,940	1,181	$(166,830)	(15,000)	$(30,488)	(2,719)
U.S. Government Securities Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$43,690	4,425	$1,960	200	$(36,784)	(3,717)	$8,866	908
Class 1A	19,285	1,961	2,327	239	(4,937)	(499)	16,675	1,701
Class 2	60,464	6,218	7,553	782	(90,957)	(9,326)	(22,940)	(2,326)
Class 3	36	3	36	4	(324)	(33)	(252)	(26)
Class 4	45,855	4,717	1,908	198	(29,906)	(3,079)	17,857	1,836
Total net increase (decrease)	$169,330	17,324	$13,784	1,423	$(162,908)	(16,654)	$20,206	2,093
Year ended December 31, 2025
Class 1	$69,757	7,044	$11,280	1,145	$(96,647)	(9,743)	$(15,610)	(1,554)
Class 1A	34,073	3,475	12,377	1,264	(41,345)	(4,222)	5,105	517
Class 2	118,543	12,052	44,750	4,609	(191,505)	(19,527)	(28,212)	(2,866)
Class 3	420	42	212	22	(877)	(88)	(245)	(24)
Class 4	114,384	11,659	10,129	1,045	(86,038)	(8,789)	38,475	3,915
Total net increase (decrease)	$337,177	34,272	$78,748	8,085	$(416,412)	(42,369)	$(487)	(12)
Managed Risk Growth Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P1	$329	23	$902	65	$(1,437)	(102)	$(206)	(14)
Class P2	3,634	265	31,989	2,314	(37,646)	(2,695)	(2,023)	(116)
Total net increase (decrease)	$3,963	288	$32,891	2,379	$(39,083)	(2,797)	$(2,229)	(130)
Year ended December 31, 2025
Class P1	$906	67	$806	62	$(2,055)	(151)	$(343)	(22)
Class P2	11,175	851	27,821	2,164	(95,981)	(7,085)	(56,985)	(4,070)
Total net increase (decrease)	$12,081	918	$28,627	2,226	$(98,036)	(7,236)	$(57,328)	(4,092)
Refer to the end of the table(s) for footnote(s).

379	American Funds Insurance Series

Managed Risk EUPAC Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P1	$21	2	$31	3	$(235)	(23)	$(183)	(18)
Class P2	538	54	1,398	135	(15,046)	(1,526)	(13,110)	(1,337)
Total net increase (decrease)	$559	56	$1,429	138	$(15,281)	(1,549)	$(13,293)	(1,355)
Year ended December 31, 2025
Class P1	$128	15	$30	4	$(215)	(25)	$(57)	(6)
Class P2	3,091	371	1,450	178	(20,067)	(2,311)	(15,526)	(1,762)
Total net increase (decrease)	$3,219	386	$1,480	182	$(20,282)	(2,336)	$(15,583)	(1,768)
Managed Risk Washington Mutual Investors Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P1	$135	10	$42	3	$(139)	(10)	$38	3
Class P2	816	63	4,240	327	(26,917)	(2,088)	(21,861)	(1,698)
Total net increase (decrease)	$951	73	$4,282	330	$(27,056)	(2,098)	$(21,823)	(1,695)
Year ended December 31, 2025
Class P1	$169	14	$58	5	$(347)	(29)	$(120)	(10)
Class P2	6,854	561	5,902	497	(45,769)	(3,770)	(33,013)	(2,712)
Total net increase (decrease)	$7,023	575	$5,960	502	$(46,116)	(3,799)	$(33,133)	(2,722)
Managed Risk Growth-Income Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P1	$24,969	1,722	$272,315	19,834	$(150,614)	(10,035)	$146,670	11,521
Class P2	1,887	127	37,722	2,772	(27,050)	(1,829)	12,559	1,070
Total net increase (decrease)	$26,856	1,849	$310,037	22,606	$(177,664)	(11,864)	$159,229	12,591
Year ended December 31, 2025
Class P1	$28,162	1,984	$112,468	8,142	$(296,821)	(20,511)	$(156,191)	(10,385)
Class P2	3,550	249	15,647	1,145	(47,556)	(3,301)	(28,359)	(1,907)
Total net increase (decrease)	$31,712	2,233	$128,115	9,287	$(344,377)	(23,812)	$(184,550)	(12,292)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	380

Managed Risk Asset Allocation Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P1	$95	7	$1,182	91	$(367)	(27)	$910	71
Class P2	6,026	454	134,649	10,720	(129,828)	(9,830)	10,847	1,344
Total net increase (decrease)	$6,121	461	$135,831	10,811	$(130,195)	(9,857)	$11,757	1,415
Year ended December 31, 2025
Class P1	$26	2	$1,070	86	$(494)	(38)	$602	50
Class P2	18,388	1,464	167,196	13,947	(771,163)	(60,543)	(585,579)	(45,132)
Total net increase (decrease)	$18,414	1,466	$168,266	14,033	$(771,657)	(60,581)	$(584,977)	(45,082)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2026 (dollars in thousands):

	Global Growth Fund	SMALLCAP World Fund	Growth Fund	EUPAC Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$3,011,018	$2,161,926	$10,064,037	$5,048,132	$1,355,894	$1,784,090
Sales of investment securities*	3,297,006	2,934,629	11,133,923	6,093,110	1,601,583	2,237,263
Non-U.S. taxes paid on dividend income	4,335	1,972	3,829	9,028	4,222	749
Non-U.S. taxes paid on interest income	12	—	—	—	44	—
Non-U.S. taxes paid on realized gains	717	9,713	—	14,332	6,769	—
Non-U.S. taxes provided on unrealized appreciation	1,012	5,270	—	2,163	7,782	—

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Purchases of investment securities*	$67,317	$524,287	$10,327,906	$152,310	$559,960	$6,447,677
Sales of investment securities*	71,469	730,621	12,545,110	164,844	565,418	9,151,855
Non-U.S. taxes paid on dividend income	—	1,375	3,507	505	1,406	2,089
Non-U.S. taxes paid on interest income	—	—	—	1	1	—
Non-U.S. taxes paid on realized gains	—	178	—	45	172	—
Non-U.S. taxes provided on unrealized appreciation	—	293	—	148	136	—

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Purchases of investment securities*	$152,594	$5,889,277	$749,966	$225,331	$156,084	$—
Sales of investment securities*	163,325	6,358,877	1,010,793	231,810	184,572	—
Non-U.S. taxes paid on dividend income	256	— †	—	6	—	—
Non-U.S. taxes paid on interest income	2	—	55	—	—	—
Non-U.S. taxes paid on realized gains	21	—	86	—	—	—
Non-U.S. taxes provided on unrealized appreciation	88	—	131	—	—	—

Refer to the end of the table(s) for footnote(s).

381	American Funds Insurance Series

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk EUPAC Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$925,917	$66,345	$15,350	$35,800	$267,325	$186,551
Sales of investment securities*	1,114,335	62,823	19,967	36,448	282,463	143,252
*
Excludes in-kind transactions, short-term securities and U.S. government obligations, if any.
†
Amount less than one thousand.
12. Ownership concentration

As of June 30, 2026, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 15% and 11% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. Furthermore, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 15% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.
In addition, American Funds Insurance Series - Managed Risk Growth Portfolio held aggregate ownership of 81% of the outstanding shares of American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund. The ownership percentage represents the seed money invested in the fund when it began operations. American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund began operations on November 15, 2024.

American Funds Insurance Series	382

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Growth Fund
Class 1:
6/30/2026[4,5]	$38.79	$.26	$8.32	$8.58	$(.26 )	$(5.22)	$(5.48)	$41.89	22.31%[6]	$4,882	.52%[7]	.42%[7]	1.26%[7]
12/31/2025	36.91	.44	6.92	7.36	(.60 )	(4.88)	(5.48)	38.79	21.98	4,115.52		.42	1.18
12/31/2024	33.92	.44	4.29	4.73	(.67 )	(1.07)	(1.74)	36.91	13.94	3,589.52		.41	1.20
12/31/2023	30.18	.36	6.30	6.66	(.37 )	(2.55)	(2.92)	33.92	22.91	3,418.52		.41	1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31 )	(3.97)	(4.28)	30.18	(24.54)	3,104.53		.46	1.01
12/31/2021	41.16	.25	6.48	6.73	(.26 )	(2.17)	(2.43)	45.46	16.72	4,270.55		.54	.56
Class 1A:
6/30/2026[4,5]	38.47	.22	8.24	8.46	(.25 )	(5.22)	(5.47)	41.46	22.17 [6]	105	.77 [7]	.66 [7]	1.08 [7]
12/31/2025	36.70	.30	6.90	7.20	(.55 )	(4.88)	(5.43)	38.47	21.63	66.77		.67	.81
12/31/2024	33.74	.35	4.26	4.61	(.58 )	(1.07)	(1.65)	36.70	13.67	20.77		.66	.95
12/31/2023	30.04	.28	6.26	6.54	(.29 )	(2.55)	(2.84)	33.74	22.60	18.77		.66	.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22 )	(3.97)	(4.19)	30.04	(24.73)	14.78		.71	.78
12/31/2021	41.02	.14	6.46	6.60	(.17 )	(2.17)	(2.34)	45.28	16.45	18.80		.79	.33
Class 2:
6/30/2026[4,5]	38.11	.20	8.18	8.38	(.25 )	(5.22)	(5.47)	41.02	22.16 [6]	4,189	.77 [7]	.67 [7]	1.01 [7]
12/31/2025	36.37	.34	6.79	7.13	(.51 )	(4.88)	(5.39)	38.11	21.62	3,725.77		.67	.93
12/31/2024	33.44	.35	4.22	4.57	(.57 )	(1.07)	(1.64)	36.37	13.68	3,512.77		.66	.95
12/31/2023	29.79	.28	6.21	6.49	(.29 )	(2.55)	(2.84)	33.44	22.60	3,522.77		.66	.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22 )	(3.97)	(4.19)	29.79	(24.74)	3,234.78		.71	.76
12/31/2021	40.72	.13	6.41	6.54	(.15 )	(2.17)	(2.32)	44.94	16.42	4,559.80		.80	.30
Class 4:
6/30/2026[4,5]	37.55	.15	8.04	8.19	(.23 )	(5.22)	(5.45)	40.29	21.99 [6]	1,530	1.02 [7]	.92 [7]	.78 [7]
12/31/2025	35.93	.24	6.70	6.94	(.44 )	(4.88)	(5.32)	37.55	21.34	1,225	1.02	.92	.67
12/31/2024	33.08	.25	4.18	4.43	(.51 )	(1.07)	(1.58)	35.93	13.39	937	1.02	.91	.69
12/31/2023	29.51	.20	6.14	6.34	(.22 )	(2.55)	(2.77)	33.08	22.29	732	1.02	.91	.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14 )	(3.97)	(4.11)	29.51	(24.92)	584	1.03	.96	.52
12/31/2021	40.45	.03	6.35	6.38	(.09 )	(2.17)	(2.26)	44.57	16.14	744	1.05	1.04	.07
Refer to the end of the table(s) for footnote(s).

383	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
SMALLCAP World Fund
Class 1:
6/30/2026[4,5]	$20.31	$.11	$3.11	$3.22	$(.27 )	$(3.02)	$(3.29)	$20.24	16.52%[6]	$194	.70%[7]	.65%[7]	1.02%[7]
12/31/2025	18.15	.16	2.50	2.66	(.10 )	(.40 )	(.50 )	20.31	14.89	784.70		.65	.84
12/31/2024	18.57	.12	.34	.46	(.23 )	(.65 )	(.88 )	18.15	2.59	942.70		.67	.66
12/31/2023	16.22	.11	2.53	2.64	(.08 )	(.21 )	(.29 )	18.57	16.45	1,001.70		.65	.63
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916.72		.69	.24
12/31/2021	32.64	(.02 )	2.32	2.30	—	(.77 )	(.77 )	34.17	6.98	1,707.74		.74	(.07 )
Class 1A:
6/30/2026[4,5]	19.99	.08	3.06	3.14	(.27 )	(3.02)	(3.29)	19.84	16.35 [6]	7	.95 [7]	.90 [7]	.82 [7]
12/31/2025	17.88	.11	2.46	2.57	(.06 )	(.40 )	(.46 )	19.99	14.63	6.95		.90	.58
12/31/2024	18.31	.07	.34	.41	(.19 )	(.65 )	(.84 )	17.88	2.34	5.95		.92	.40
12/31/2023	16.00	.06	2.50	2.56	(.04 )	(.21 )	(.25 )	18.31	16.15	5.95		.90	.38
12/31/2022	33.93	— [8]	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4.97		.94	— [9]
12/31/2021	32.49	(.07 )	2.28	2.21	—	(.77 )	(.77 )	33.93	6.73	5.99		.99	(.21 )
Class 2:
6/30/2026[4,5]	19.04	.08	2.91	2.99	(.27 )	(3.02)	(3.29)	18.74	16.39 [6]	1,885	.95 [7]	.90 [7]	.81 [7]
12/31/2025	17.05	.10	2.35	2.45	(.06 )	(.40 )	(.46 )	19.04	14.64	1,757.95		.90	.58
12/31/2024	17.50	.07	.32	.39	(.19 )	(.65 )	(.84 )	17.05	2.33	1,733.95		.92	.41
12/31/2023	15.30	.06	2.39	2.45	(.04 )	(.21 )	(.25 )	17.50	16.17	1,879.95		.90	.38
12/31/2022	32.94	— [8]	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762.97		.94	— [9]
12/31/2021	31.56	(.10 )	2.25	2.15	—	(.77 )	(.77 )	32.94	6.74	2,521.99		.99	(.30 )
Class 4:
6/30/2026[4,5]	18.97	.05	2.90	2.95	(.26 )	(3.02)	(3.28)	18.64	16.24 [6]	474	1.20 [7]	1.15 [7]	.56 [7]
12/31/2025	17.01	.05	2.35	2.40	(.04 )	(.40 )	(.44 )	18.97	14.33	407	1.20	1.15	.31
12/31/2024	17.46	.03	.32	.35	(.15 )	(.65 )	(.80 )	17.01	2.12	310	1.20	1.17	.15
12/31/2023	15.28	.02	2.37	2.39	— [8]	(.21 )	(.21 )	17.46	15.79	300	1.20	1.15	.13
12/31/2022	32.96	(.05 )	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22	1.19	(.25 )
12/31/2021	31.67	(.18 )	2.24	2.06	—	(.77 )	(.77 )	32.96	6.43	344	1.24	1.24	(.53 )
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	384

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth Fund
Class 1:
6/30/2026[4,5]	$141.06	$.23	$9.63	$9.86	$(.14 )	$(12.53)	$(12.67)	$138.25	6.89%[6]	$26,420	.34%[7]	.33%[7]
12/31/2025	127.47	.36	24.17	24.53	(.33 )	(10.61)	(10.94)	141.06	20.54	25,168.34		.27
12/31/2024	99.44	.51	30.78	31.29	(.67 )	(2.59)	(3.26)	127.47	31.96	21,469.34		.45
12/31/2023	76.29	.57	28.16	28.73	(.54 )	(5.04)	(5.58)	99.44	38.81	17,382.35		.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53 )	(14.31)	(14.84)	76.29	(29.75)	13,660.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58 )	(16.81)	(17.39)	127.58	22.30	19,783.34		.37
Class 1A:
6/30/2026[4,5]	139.18	.06	9.50	9.56	(.09 )	(12.53)	(12.62)	136.12	6.78 [6]	538	.59 [7]	.08 [7]
12/31/2025	126.11	.03	23.86	23.89	(.21 )	(10.61)	(10.82)	139.18	20.24	458.59		.02
12/31/2024	98.46	.22	30.43	30.65	(.41 )	(2.59)	(3.00)	126.11	31.61	377.59		.20
12/31/2023	75.61	.35	27.88	28.23	(.34 )	(5.04)	(5.38)	98.46	38.47	280.60		.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38 )	(14.31)	(14.69)	75.61	(29.93)	187.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35 )	(16.81)	(17.16)	126.70	21.97	121.59		.13
Class 2:
6/30/2026[4,5]	138.80	.05	9.48	9.53	(.08 )	(12.53)	(12.61)	135.72	6.78 [6]	21,861	.59 [7]	.08 [7]
12/31/2025	125.79	.03	23.80	23.83	(.21 )	(10.61)	(10.82)	138.80	20.24	21,576.59		.02
12/31/2024	98.20	.22	30.34	30.56	(.38 )	(2.59)	(2.97)	125.79	31.61	20,386.59		.20
12/31/2023	75.41	.35	27.80	28.15	(.32 )	(5.04)	(5.36)	98.20	38.49	17,879.60		.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29 )	(14.31)	(14.60)	75.41	(29.94)	14,452.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27 )	(16.81)	(17.08)	126.28	21.97	21,986.59		.12
Class 3:
6/30/2026[4,5]	142.60	.10	9.75	9.85	(.10 )	(12.53)	(12.63)	139.82	6.81 [6]	289	.52 [7]	.15 [7]
12/31/2025	128.88	.13	24.42	24.55	(.22 )	(10.61)	(10.83)	142.60	20.32	293.52		.09
12/31/2024	100.54	.30	31.09	31.39	(.46 )	(2.59)	(3.05)	128.88	31.70	276.52		.27
12/31/2023	77.09	.42	28.45	28.87	(.38 )	(5.04)	(5.42)	100.54	38.56	236.53		.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35 )	(14.31)	(14.66)	77.09	(29.89)	188.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35 )	(16.81)	(17.16)	128.68	22.07	302.52		.19
Class 4:
6/30/2026[4,5]	134.39	(.11 )	9.17	9.06	(.04 )	(12.53)	(12.57)	130.88	6.63 [6]	8,117	.84 [7]	(.17 )[7]
12/31/2025	122.38	(.29 )	23.08	22.79	(.17 )	(10.61)	(10.78)	134.39	19.93	7,184.84		(.23 )
12/31/2024	95.70	(.06 )	29.52	29.46	(.19 )	(2.59)	(2.78)	122.38	31.29	5,195.84		(.06 )
12/31/2023	73.64	.13	27.12	27.25	(.15 )	(5.04)	(5.19)	95.70	38.13	3,522.85		.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09 )	(14.31)	(14.40)	73.64	(30.11)	2,409.85		.14
12/31/2021	117.24	(.15 )	23.59	23.44	(.08 )	(16.81)	(16.89)	123.79	21.69	3,214.84		(.13 )
Refer to the end of the table(s) for footnote(s).

385	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
EUPAC Fund
Class 1:
6/30/2026[4,5]	$22.33	$.21	$3.17	$3.38	$(.55 )	$(1.77)	$(2.32)	$23.39	15.05%[6]	$3,169	.53%[7]	.51%[7]	1.83%[7]
12/31/2025	17.84	.35	4.47	4.82	(.33 )	—	(.33 )	22.33	27.04	3,364.53		.53	1.79
12/31/2024	17.50	.23	.38	.61	(.27 )	—	(.27 )	17.84	3.40	3,080.52		.52	1.26
12/31/2023	15.31	.25	2.20	2.45	(.26 )	—	(.26 )	17.50	16.12	3,353.53		.53	1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34 )	(2.60)	(2.94)	15.31	(20.57)	3,157.54		.54	1.95
12/31/2021	23.64	.38	(.67 )	(.29 )	(.65 )	—	(.65 )	22.70	(1.23)	4,747.55		.55	1.57
Class 1A:
6/30/2026[4,5]	22.20	.19	3.15	3.34	(.55 )	(1.77)	(2.32)	23.22	14.92 [6]	21	.78 [7]	.75 [7]	1.65 [7]
12/31/2025	17.75	.30	4.43	4.73	(.28 )	—	(.28 )	22.20	26.68	17.78		.78	1.50
12/31/2024	17.41	.18	.38	.56	(.22 )	—	(.22 )	17.75	3.17	13.77		.77	.99
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.85	12.78		.78	1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30 )	(2.60)	(2.90)	15.23	(20.80)	10.79		.79	1.73
12/31/2021	23.55	.33	(.67 )	(.34 )	(.60 )	—	(.60 )	22.61	(1.47)	12.80		.80	1.39
Class 2:
6/30/2026[4,5]	22.22	.19	3.13	3.32	(.54 )	(1.77)	(2.31)	23.23	14.90 [6]	3,705	.78 [7]	.76 [7]	1.60 [7]
12/31/2025	17.75	.30	4.44	4.74	(.27 )	—	(.27 )	22.22	26.77	3,481.78		.78	1.54
12/31/2024	17.41	.19	.37	.56	(.22 )	—	(.22 )	17.75	3.16	3,238.77		.77	1.00
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.84	3,382.78		.78	1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30 )	(2.60)	(2.90)	15.23	(20.79)	3,164.79		.79	1.71
12/31/2021	23.54	.33	(.68 )	(.35 )	(.59 )	—	(.59 )	22.60	(1.49)	4,190.80		.80	1.35
Class 3:
6/30/2026[4,5]	22.41	.20	3.17	3.37	(.55 )	(1.77)	(2.32)	23.46	14.92 [6]	18	.71 [7]	.69 [7]	1.67 [7]
12/31/2025	17.90	.32	4.48	4.80	(.29 )	—	(.29 )	22.41	26.85	16.71		.71	1.61
12/31/2024	17.56	.20	.37	.57	(.23 )	—	(.23 )	17.90	3.19	15.70		.70	1.08
12/31/2023	15.35	.22	2.22	2.44	(.23 )	—	(.23 )	17.56	15.99	17.71		.71	1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31 )	(2.60)	(2.91)	15.35	(20.76)	16.72		.72	1.78
12/31/2021	23.69	.34	(.67 )	(.33 )	(.60 )	—	(.60 )	22.76	(1.39)	21.73		.73	1.41
Class 4:
6/30/2026[4,5]	21.83	.16	3.09	3.25	(.54 )	(1.77)	(2.31)	22.77	14.77 [6]	676	1.03 [7]	1.01 [7]	1.38 [7]
12/31/2025	17.46	.25	4.36	4.61	(.24 )	—	(.24 )	21.83	26.41	574	1.03	1.03	1.26
12/31/2024	17.13	.14	.37	.51	(.18 )	—	(.18 )	17.46	2.93	441	1.02	1.02	.74
12/31/2023	14.99	.16	2.16	2.32	(.18 )	—	(.18 )	17.13	15.56	415	1.03	1.03	.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26 )	(2.60)	(2.86)	14.99	(21.02)	373	1.04	1.04	1.47
12/31/2021	23.25	.27	(.67 )	(.40 )	(.54 )	—	(.54 )	22.31	(1.71)	459	1.05	1.05	1.13
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	386

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
New World Fund
Class 1:
6/30/2026[4,5]	$32.47	$.26	$5.16	$5.42	$(.20 )	$(2.47)	$(2.67)	$35.22	16.63%[6]	$2,305	.65%[7]	.58%[7]	1.50%[7]
12/31/2025	26.67	.49	6.93	7.42	(.41 )	(1.21)	(1.62)	32.47	28.60	2,103.65		.58	1.66
12/31/2024	25.48	.43	1.32	1.75	(.44 )	(.12 )	(.56 )	26.67	6.86	1,800.64		.57	1.60
12/31/2023	22.30	.40	3.19	3.59	(.41 )	—	(.41 )	25.48	16.22	1,778.64		.57	1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39 )	(2.34)	(2.73)	22.30	(21.86)	1,610.68		.57	1.48
12/31/2021	31.59	.29	1.38	1.67	(.36 )	(1.07)	(1.43)	31.83	5.16	2,443.74		.56	.88
Class 1A:
6/30/2026[4,5]	32.25	.22	5.12	5.34	(.19 )	(2.47)	(2.66)	34.93	16.49 [6]	48	.90 [7]	.83 [7]	1.32 [7]
12/31/2025	26.53	.37	6.93	7.30	(.37 )	(1.21)	(1.58)	32.25	28.27	32.90		.83	1.25
12/31/2024	25.36	.36	1.31	1.67	(.38 )	(.12 )	(.50 )	26.53	6.58	12.89		.82	1.33
12/31/2023	22.19	.33	3.20	3.53	(.36 )	—	(.36 )	25.36	15.98	10.89		.82	1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32 )	(2.34)	(2.66)	22.19	(22.09)	9.93		.82	1.24
12/31/2021	31.43	.17	1.41	1.58	(.24 )	(1.07)	(1.31)	31.70	4.90	12.99		.81	.54
Class 2:
6/30/2026[4,5]	32.03	.21	5.10	5.31	(.19 )	(2.47)	(2.66)	34.68	16.47 [6]	1,028	.90 [7]	.83 [7]	1.25 [7]
12/31/2025	26.33	.41	6.84	7.25	(.34 )	(1.21)	(1.55)	32.03	28.29	941.90		.83	1.41
12/31/2024	25.17	.36	1.30	1.66	(.38 )	(.12 )	(.50 )	26.33	6.55	791.89		.82	1.36
12/31/2023	22.02	.33	3.17	3.50	(.35 )	—	(.35 )	25.17	15.99	803.89		.82	1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32 )	(2.34)	(2.66)	22.02	(22.10)	764.93		.82	1.24
12/31/2021	31.25	.20	1.38	1.58	(.28 )	(1.07)	(1.35)	31.48	4.92	1,086.99		.81	.63
Class 4:
6/30/2026[4,5]	31.71	.17	5.03	5.20	(.17 )	(2.47)	(2.64)	34.27	16.34 [6]	1,124	1.15 [7]	1.08 [7]	1.01 [7]
12/31/2025	26.09	.33	6.77	7.10	(.27 )	(1.21)	(1.48)	31.71	27.92	971	1.15	1.08	1.16
12/31/2024	24.95	.29	1.28	1.57	(.31 )	(.12 )	(.43 )	26.09	6.33	809	1.14	1.07	1.10
12/31/2023	21.84	.27	3.14	3.41	(.30 )	—	(.30 )	24.95	15.67	787	1.14	1.07	1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27 )	(2.34)	(2.61)	21.84	(22.25)	701	1.18	1.07	.99
12/31/2021	31.04	.12	1.36	1.48	(.21 )	(1.07)	(1.28)	31.24	4.63	906	1.24	1.06	.38
Refer to the end of the table(s) for footnote(s).

387	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Washington Mutual Investors Fund
Class 1:
6/30/2026[4,5]	$18.18	$.15	$1.19	$1.34	$(.07 )	$(1.65)	$(1.72)	$17.80	7.47%[6]	$6,509	.41%[7]	.26%[7]	1.66%[7]
12/31/2025	16.86	.29	2.52	2.81	(.29 )	(1.20)	(1.49)	18.18	17.50	6,435.41		.26	1.66
12/31/2024	14.49	.29	2.51	2.80	(.30 )	(.13 )	(.43 )	16.86	19.40	6,269.41		.26	1.78
12/31/2023	12.69	.28	1.92	2.20	(.28 )	(.12 )	(.40 )	14.49	17.66	6,020.41		.27	2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30 )	(3.72)	(4.02)	12.69	(8.28)	5,507.41		.26	2.13
12/31/2021	14.35	.29	3.73	4.02	(.28 )	—	(.28 )	18.09	28.12	6,766.42		.31	1.79
Class 1A:
6/30/2026[4,5]	18.09	.13	1.17	1.30	(.06 )	(1.65)	(1.71)	17.68	7.29 [6]	41	.66 [7]	.51 [7]	1.41 [7]
12/31/2025	16.79	.24	2.51	2.75	(.25 )	(1.20)	(1.45)	18.09	17.21	38.66		.51	1.41
12/31/2024	14.43	.25	2.50	2.75	(.26 )	(.13 )	(.39 )	16.79	19.15	29.66		.51	1.53
12/31/2023	12.61	.23	1.92	2.15	(.21 )	(.12 )	(.33 )	14.43	17.29	23.66		.52	1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23 )	(3.72)	(3.95)	12.61	(8.45)	64.66		.51	1.76
12/31/2021	14.28	.27	3.67	3.94	(.26 )	—	(.26 )	17.96	27.70	169.67		.53	1.62
Class 2:
6/30/2026[4,5]	17.79	.13	1.16	1.29	(.06 )	(1.65)	(1.71)	17.37	7.36 [6]	3,202	.66 [7]	.51 [7]	1.41 [7]
12/31/2025	16.53	.24	2.46	2.70	(.24 )	(1.20)	(1.44)	17.79	17.21	3,148.66		.51	1.41
12/31/2024	14.21	.24	2.47	2.71	(.26 )	(.13 )	(.39 )	16.53	19.14	3,002.66		.51	1.53
12/31/2023	12.46	.24	1.88	2.12	(.25 )	(.12 )	(.37 )	14.21	17.29	2,899.66		.52	1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26 )	(3.72)	(3.98)	12.46	(8.45)	2,775.66		.51	1.88
12/31/2021	14.15	.25	3.67	3.92	(.24 )	—	(.24 )	17.83	27.78	3,426.67		.56	1.54
Class 4:
6/30/2026[4,5]	17.55	.10	1.14	1.24	(.05 )	(1.65)	(1.70)	17.09	7.19 [6]	2,608	.91 [7]	.76 [7]	1.16 [7]
12/31/2025	16.34	.20	2.42	2.62	(.21 )	(1.20)	(1.41)	17.55	16.90	2,353.91		.76	1.16
12/31/2024	14.06	.20	2.44	2.64	(.23 )	(.13 )	(.36 )	16.34	18.85	1,766.91		.76	1.28
12/31/2023	12.34	.20	1.86	2.06	(.22 )	(.12 )	(.34 )	14.06	16.97	1,344.91		.77	1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24 )	(3.72)	(3.96)	12.34	(8.69)	1,098.91		.77	1.64
12/31/2021	14.06	.21	3.65	3.86	(.21 )	—	(.21 )	17.71	27.51	1,104.92		.81	1.30
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	388

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Small and Mid Cap Equity Fund
Class 1:
6/30/2026[4,5]	$11.21	$.04	$1.51	$1.55	$—	$—	$—	$12.76	13.83%[6]	$90	.54%[7]	.54%[7]	.76%[7]
12/31/2025	9.71	.10	1.45	1.55	(.05 )	— [8]	(.05 )	11.21	15.95	88.59		.54	.87
12/31/2024[4,10]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[6]	— [11]	.59 [7]	.54 [7]	.72 [7]
Class 1A:
6/30/2026[4,5]	11.21	.04	1.51	1.55	—	—	—	12.76	13.83 [6,12]	— [11]	.54 [7,12]	.54 [7,12]	.76 [7,12]
12/31/2025	9.71	.08	1.46	1.54	(.04 )	— [8]	(.04 )	11.21	15.93 [12]	— [11]	.68 [12]	.54 [12]	.74 [12]
12/31/2024[4,10]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[6,12]	— [11]	.59 [7,12]	.54 [7,12]	.72 [7,12]
Class 2:
6/30/2026[4,5]	11.21	.04	1.51	1.55	—	—	—	12.76	13.83 [6,12]	— [11]	.54 [7,12]	.54 [7,12]	.76 [7,12]
12/31/2025	9.71	.08	1.46	1.54	(.04 )	— [8]	(.04 )	11.21	15.93 [12]	— [11]	.68 [12]	.54 [12]	.74 [12]
12/31/2024[4,10]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[6,12]	— [11]	.59 [7,12]	.54 [7,12]	.72 [7,12]
Class 4:
6/30/2026[4,5]	11.22	.02	1.49	1.51	—	—	—	12.73	13.46 [6]	21	1.08 [7]	1.08 [7]	.27 [7]
12/31/2025	9.71	.07	1.47	1.54	(.03 )	— [8]	(.03 )	11.22	15.88	12.77		.63	.64
12/31/2024[4,10]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.82)[6,12]	15	.59 [7,12]	.55 [7,12]	.71 [7,12]
Refer to the end of the table(s) for footnote(s).

389	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Growth and Income Fund
Class 1:
6/30/2026[4,5]	$18.44	$.16	$2.67	$2.83	$(.13 )	$(1.72)	$(1.85)	$19.42	15.22%[6]	$632	.52%[7]	.42%[7]	1.63%[7]
12/31/2025	15.53	.29	3.51	3.80	(.28 )	(.61 )	(.89 )	18.44	25.16	622.52		.42	1.70
12/31/2024	13.85	.27	1.71	1.98	(.30 )	—	(.30 )	15.53	14.24	597.52		.42	1.75
12/31/2023	11.67	.27	2.19	2.46	(.28 )	—	(.28 )	13.85	21.22	579.52		.41	2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34 )	(3.45)	(3.79)	11.67	(17.13)	548.57		.41	2.36
12/31/2021	16.67	.38	2.10	2.48	(.33 )	(.40 )	(.73 )	18.42	15.03	812.63		.47	2.14
Class 1A:
6/30/2026[4,5]	18.31	.13	2.65	2.78	(.12 )	(1.72)	(1.84)	19.25	15.07 [6]	13	.77 [7]	.67 [7]	1.38 [7]
12/31/2025	15.44	.24	3.48	3.72	(.24 )	(.61 )	(.85 )	18.31	24.79	12.77		.67	1.43
12/31/2024	13.77	.23	1.70	1.93	(.26 )	—	(.26 )	15.44	14.00	8.77		.67	1.50
12/31/2023	11.61	.23	2.18	2.41	(.25 )	—	(.25 )	13.77	20.87	7.77		.66	1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31 )	(3.45)	(3.76)	11.61	(17.29)	6.82		.66	2.13
12/31/2021	16.62	.37	2.06	2.43	(.31 )	(.40 )	(.71 )	18.34	14.71	7.88		.70	2.08
Class 2:
6/30/2026[4,5]	18.38	.13	2.66	2.79	(.12 )	(1.72)	(1.84)	19.33	15.07 [6]	1,144	.77 [7]	.67 [7]	1.38 [7]
12/31/2025	15.49	.24	3.50	3.74	(.24 )	(.61 )	(.85 )	18.38	24.80	1,090.77		.67	1.45
12/31/2024	13.81	.23	1.71	1.94	(.26 )	—	(.26 )	15.49	14.00	1,015.77		.67	1.51
12/31/2023	11.64	.23	2.18	2.41	(.24 )	—	(.24 )	13.81	20.88	1,040.77		.66	1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31 )	(3.45)	(3.76)	11.64	(17.33)	983.82		.66	2.11
12/31/2021	16.63	.33	2.11	2.44	(.29 )	(.40 )	(.69 )	18.38	14.78	1,340.88		.73	1.85
Class 4:
6/30/2026[4,5]	17.85	.11	2.58	2.69	(.11 )	(1.72)	(1.83)	18.71	14.97 [6]	417	1.02 [7]	.92 [7]	1.14 [7]
12/31/2025	15.08	.19	3.40	3.59	(.21 )	(.61 )	(.82 )	17.85	24.46	363	1.02	.92	1.18
12/31/2024	13.46	.18	1.67	1.85	(.23 )	—	(.23 )	15.08	13.70	268	1.02	.92	1.25
12/31/2023	11.35	.19	2.14	2.33	(.22 )	—	(.22 )	13.46	20.65	235	1.02	.91	1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28 )	(3.45)	(3.73)	11.35	(17.57)	188	1.07	.91	1.86
12/31/2021	16.35	.29	2.06	2.35	(.26 )	(.40 )	(.66 )	18.04	14.46	225	1.13	.97	1.65
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	390

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth-Income Fund
Class 1:
6/30/2026[4,5]	$67.73	$.36	$7.03	$7.39	$(.28 )	$(5.03)	$(5.31)	$69.81	10.92%[6]	$27,023	.28%[7]	1.04%[7]
12/31/2025	69.59	.78	10.25	11.03	(.76 )	(12.13)	(12.89)	67.73	18.37	25,780.28		1.17
12/31/2024	59.26	.84	13.33	14.17	(.89 )	(2.95)	(3.84)	69.59	24.55	24,476.28		1.28
12/31/2023	50.21	.86	11.96	12.82	(.88 )	(2.89)	(3.77)	59.26	26.47	22,319.29		1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83 )	(5.66)	(6.49)	50.21	(16.28)	19,692.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86 )	(.60 )	(1.46)	67.35	24.42	25,507.29		1.28
Class 1A:
6/30/2026[4,5]	67.11	.30	6.94	7.24	(.27 )	(5.03)	(5.30)	69.05	10.79 [6]	204	.53 [7]	.87 [7]
12/31/2025	69.10	.61	10.14	10.75	(.61 )	(12.13)	(12.74)	67.11	18.06	54.53		.92
12/31/2024	58.88	.67	13.24	13.91	(.74 )	(2.95)	(3.69)	69.10	24.25	44.53		1.02
12/31/2023	49.93	.72	11.87	12.59	(.75 )	(2.89)	(3.64)	58.88	26.12	35.54		1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70 )	(5.66)	(6.36)	49.93	(16.48)	28.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74 )	(.60 )	(1.34)	67.02	24.08	32.53		1.04
Class 2:
6/30/2026[4,5]	66.28	.27	6.88	7.15	(.25 )	(5.03)	(5.28)	68.15	10.78 [6]	14,875	.53 [7]	.79 [7]
12/31/2025	68.38	.60	10.03	10.63	(.60 )	(12.13)	(12.73)	66.28	18.06	14,357.53		.92
12/31/2024	58.30	.66	13.10	13.76	(.73 )	(2.95)	(3.68)	68.38	24.23	13,882.53		1.03
12/31/2023	49.46	.72	11.75	12.47	(.74 )	(2.89)	(3.63)	58.30	26.14	12,894.54		1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69 )	(5.66)	(6.35)	49.46	(16.50)	11,508.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70 )	(.60 )	(1.30)	66.44	24.10	15,319.54		1.03
Class 3:
6/30/2026[4,5]	67.91	.30	7.06	7.36	(.26 )	(5.03)	(5.29)	69.98	10.83 [6]	165	.46 [7]	.86 [7]
12/31/2025	69.76	.66	10.26	10.92	(.64 )	(12.13)	(12.77)	67.91	18.13	163.46		.99
12/31/2024	59.40	.72	13.36	14.08	(.77 )	(2.95)	(3.72)	69.76	24.32	155.46		1.10
12/31/2023	50.33	.77	11.97	12.74	(.78 )	(2.89)	(3.67)	59.40	26.23	142.47		1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73 )	(5.66)	(6.39)	50.33	(16.43)	125.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74 )	(.60 )	(1.34)	67.48	24.18	166.47		1.10
Class 4:
6/30/2026[4,5]	64.77	.18	6.72	6.90	(.23 )	(5.03)	(5.26)	66.41	10.63 [6]	3,677	.78 [7]	.54 [7]
12/31/2025	67.14	.43	9.80	10.23	(.47 )	(12.13)	(12.60)	64.77	17.77	3,273.78		.67
12/31/2024	57.34	.49	12.86	13.35	(.60 )	(2.95)	(3.55)	67.14	23.93	2,698.78		.78
12/31/2023	48.72	.57	11.57	12.14	(.63 )	(2.89)	(3.52)	57.34	25.82	2,062.79		1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57 )	(5.66)	(6.23)	48.72	(16.70)	1,630.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58 )	(.60 )	(1.18)	65.57	23.80	1,928.79		.79
Refer to the end of the table(s) for footnote(s).

391	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Growth and Income Fund
Class 1:
6/30/2026[4,5]	$13.49	$.20	$1.48	$1.68	$(.10 )	$—	$(.10 )	$15.07	12.45%[6]	$34	.55%[7]	.55%[7]	2.84%[7]
12/31/2025	10.19	.33	3.31	3.64	(.34 )	—	(.34 )	13.49	35.83	35.57		.57	2.68
12/31/2024	10.10	.28	.10	.38	(.29 )	—	(.29 )	10.19	3.64	17.57		.57	2.62
12/31/2023	8.94	.27	1.15	1.42	(.26 )	—	(.26 )	10.10	16.08	15.56		.55	2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28 )	(7.70)	(7.98)	8.94	(15.00)	13.64		.54	3.29
12/31/2021	19.01	.54	.53	1.07	(.46 )	—	(.46 )	19.62	5.64	30.67		.67	2.70
Class 1A:
6/30/2026[4,5]	13.09	.18	1.43	1.61	(.09 )	—	(.09 )	14.61	12.32 [6]	9	.79 [7]	.79 [7]	2.54 [7]
12/31/2025	9.91	.28	3.21	3.49	(.31 )	—	(.31 )	13.09	35.35	9.81		.81	2.40
12/31/2024	9.83	.24	.10	.34	(.26 )	—	(.26 )	9.91	3.39	6.82		.82	2.34
12/31/2023	8.70	.24	1.13	1.37	(.24 )	—	(.24 )	9.83	15.92	6.81		.80	2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29 )	(7.70)	(7.99)	8.70	(15.31)	5.88		.79	3.15
12/31/2021	18.97	.50	.52	1.02	(.60 )	—	(.60 )	19.39	5.39	6.94		.92	2.50
Class 2:
6/30/2026[4,5]	13.10	.18	1.43	1.61	(.09 )	—	(.09 )	14.62	12.32 [6]	176	.80 [7]	.80 [7]	2.51 [7]
12/31/2025	9.91	.28	3.22	3.50	(.31 )	—	(.31 )	13.10	35.41	172.81		.81	2.44
12/31/2024	9.82	.25	.10	.35	(.26 )	—	(.26 )	9.91	3.48	150.82		.82	2.40
12/31/2023	8.70	.24	1.12	1.36	(.24 )	—	(.24 )	9.82	15.76	165.81		.80	2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29 )	(7.70)	(7.99)	8.70	(15.25)	162.88		.78	3.24
12/31/2021	18.95	.48	.53	1.01	(.58 )	—	(.58 )	19.38	5.37	211.93		.92	2.44
Class 4:
6/30/2026[4,5]	12.87	.16	1.40	1.56	(.09 )	—	(.09 )	14.34	12.12 [6]	234	1.05 [7]	1.05 [7]	2.33 [7]
12/31/2025	9.74	.25	3.16	3.41	(.28 )	—	(.28 )	12.87	35.09	189	1.06	1.06	2.18
12/31/2024	9.67	.22	.09	.31	(.24 )	—	(.24 )	9.74	3.11	150	1.07	1.07	2.13
12/31/2023	8.56	.21	1.12	1.33	(.22 )	—	(.22 )	9.67	15.66	143	1.06	1.05	2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26 )	(7.70)	(7.96)	8.56	(15.52)	121	1.13	1.04	3.01
12/31/2021	18.82	.44	.51	.95	(.54 )	—	(.54 )	19.23	5.09	132	1.18	1.17	2.21
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	392

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital Income Builder
Class 1:
6/30/2026[4,5]	$14.49	$.25	$.92	$1.17	$(.17 )	$(.52 )	$(.69 )	$14.97	8.05%[6]	$890	.40%[7]	.27%[7]	3.30%[7]
12/31/2025	12.39	.45	2.09	2.54	(.44 )	—	(.44 )	14.49	20.69	841.40		.27	3.29
12/31/2024	11.63	.42	.79	1.21	(.45 )	—	(.45 )	12.39	10.45	709.40		.27	3.44
12/31/2023	10.99	.41	.59	1.00	(.36 )	—	(.36 )	11.63	9.28	660.40		.26	3.68
12/31/2022	12.17	.37	(1.21)	(.84 )	(.34 )	—	(.34 )	10.99	(6.90)	586.44		.26	3.31
12/31/2021	10.87	.37	1.28	1.65	(.35 )	—	(.35 )	12.17	15.31	563.53		.27	3.19
Class 1A:
6/30/2026[4,5]	14.48	.23	.91	1.14	(.15 )	(.52 )	(.67 )	14.95	7.85 [6]	16	.65 [7]	.52 [7]	3.06 [7]
12/31/2025	12.38	.41	2.10	2.51	(.41 )	—	(.41 )	14.48	20.42	15.65		.52	3.04
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	13.65		.52	3.17
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	10.65		.51	3.42
12/31/2022	12.15	.34	(1.19)	(.85 )	(.32 )	—	(.32 )	10.98	(7.06)	10.69		.52	3.06
12/31/2021	10.86	.34	1.27	1.61	(.32 )	—	(.32 )	12.15	14.95	10.78		.52	2.94
Class 2:
6/30/2026[4,5]	14.48	.23	.91	1.14	(.15 )	(.52 )	(.67 )	14.95	7.85 [6]	25	.65 [7]	.52 [7]	3.06 [7]
12/31/2025	12.38	.41	2.10	2.51	(.41 )	—	(.41 )	14.48	20.41	23.65		.52	3.04
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	18.65		.52	3.18
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	15.65		.51	3.43
12/31/2022	12.16	.34	(1.20)	(.86 )	(.32 )	—	(.32 )	10.98	(7.13)	13.69		.51	3.06
12/31/2021	10.87	.34	1.27	1.61	(.32 )	—	(.32 )	12.16	14.94	13.78		.52	2.93
Class 4:
6/30/2026[4,5]	14.46	.21	.91	1.12	(.13 )	(.52 )	(.65 )	14.93	7.73 [6]	839	.90 [7]	.77 [7]	2.81 [7]
12/31/2025	12.36	.38	2.09	2.47	(.37 )	—	(.37 )	14.46	20.16	781.90		.77	2.79
12/31/2024	11.60	.36	.79	1.15	(.39 )	—	(.39 )	12.36	9.93	629.90		.77	2.93
12/31/2023	10.96	.35	.59	.94	(.30 )	—	(.30 )	11.60	8.75	566.90		.76	3.18
12/31/2022	12.14	.31	(1.20)	(.89 )	(.29 )	—	(.29 )	10.96	(7.37)	530.94		.76	2.81
12/31/2021	10.85	.31	1.27	1.58	(.29 )	—	(.29 )	12.14	14.68	559	1.03	.77	2.69
Refer to the end of the table(s) for footnote(s).

393	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Asset Allocation Fund
Class 1:
6/30/2026[4,5]	$27.51	$.29	$1.98	$2.27	$(.12 )	$(3.04)	$(3.16)	$26.62	8.29%[6]	$16,216	.30%[7]	2.08%[7]
12/31/2025	26.04	.59	3.39	3.98	(.60 )	(1.91)	(2.51)	27.51	16.16	15,919.30		2.24
12/31/2024	23.86	.60	3.29	3.89	(.61 )	(1.10)	(1.71)	26.04	16.73	16,023.30		2.36
12/31/2023	22.20	.57	2.54	3.11	(.56 )	(.89 )	(1.45)	23.86	14.55	15,555.30		2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51 )	(2.65)	(3.16)	22.20	(13.19)	15,138.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50 )	(.94 )	(1.44)	29.08	15.40	18,836.30		1.71
Class 1A:
6/30/2026[4,5]	27.31	.25	1.97	2.22	(.11 )	(3.04)	(3.15)	26.38	8.16 [6]	63	.55 [7]	1.84 [7]
12/31/2025	25.88	.52	3.36	3.88	(.54 )	(1.91)	(2.45)	27.31	15.86	56.55		1.98
12/31/2024	23.74	.54	3.26	3.80	(.56 )	(1.10)	(1.66)	25.88	16.41	42.55		2.12
12/31/2023	22.10	.51	2.53	3.04	(.51 )	(.89 )	(1.40)	23.74	14.32	32.55		2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46 )	(2.65)	(3.11)	22.10	(13.43)	27.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45 )	(.94 )	(1.39)	28.97	15.13	24.55		1.49
Class 2:
6/30/2026[4,5]	27.05	.25	1.94	2.19	(.11 )	(3.04)	(3.15)	26.09	8.12 [6]	4,443	.55 [7]	1.83 [7]
12/31/2025	25.65	.52	3.32	3.84	(.53 )	(1.91)	(2.44)	27.05	15.85	4,401.55		1.99
12/31/2024	23.53	.53	3.24	3.77	(.55 )	(1.10)	(1.65)	25.65	16.44	4,340.55		2.11
12/31/2023	21.91	.50	2.52	3.02	(.51 )	(.89 )	(1.40)	23.53	14.27	4,261.55		2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45 )	(2.65)	(3.10)	21.91	(13.41)	4,228.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43 )	(.94 )	(1.37)	28.74	15.10	5,473.55		1.46
Class 3:
6/30/2026[4,5]	27.55	.26	1.98	2.24	(.11 )	(3.04)	(3.15)	26.64	8.17 [6]	37	.48 [7]	1.90 [7]
12/31/2025	26.08	.55	3.38	3.93	(.55 )	(1.91)	(2.46)	27.55	15.94	35.48		2.06
12/31/2024	23.90	.56	3.29	3.85	(.57 )	(1.10)	(1.67)	26.08	16.52	32.48		2.18
12/31/2023	22.23	.53	2.55	3.08	(.52 )	(.89 )	(1.41)	23.90	14.37	30.48		2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47 )	(2.65)	(3.12)	22.23	(13.37)	28.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45 )	(.94 )	(1.39)	29.12	15.22	36.48		1.53
Class 4:
6/30/2026[4,5]	26.77	.21	1.93	2.14	(.10 )	(3.04)	(3.14)	25.77	8.01 [6]	7,576	.80 [7]	1.58 [7]
12/31/2025	25.41	.45	3.29	3.74	(.47 )	(1.91)	(2.38)	26.77	15.59	7,264.80		1.74
12/31/2024	23.34	.46	3.20	3.66	(.49 )	(1.10)	(1.59)	25.41	16.11	6,649.80		1.87
12/31/2023	21.75	.44	2.49	2.93	(.45 )	(.89 )	(1.34)	23.34	14.02	5,807.80		1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39 )	(2.65)	(3.04)	21.75	(13.66)	5,380.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37 )	(.94 )	(1.31)	28.56	14.84	6,337.80		1.22
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	394

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Global Balanced Fund
Class 1:
6/30/2026[4,5]	$14.41	$.19	$.70	$.89	$(.05 )	$(.87 )	$(.92 )	$14.38	6.12%[6]	$97	.51%[7]	.49%[7]	2.60%[7]
12/31/2025	12.96	.36	1.84	2.20	(.22 )	(.53 )	(.75 )	14.41	17.42	97.52		.51	2.63
12/31/2024	12.37	.34	.52	.86	(.27 )	—	(.27 )	12.96	6.90	95.52		.51	2.63
12/31/2023	12.55	.33	1.29	1.62	(.23 )	(1.57)	(1.80)	12.37	14.05	98.53		.52	2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07 )	(.07 )	12.55	(14.33)	96.59		.58	1.99
12/31/2021	14.19	.18	1.37	1.55	(.19 )	(.82 )	(1.01)	14.73	11.05	120.73		.73	1.24
Class 1A:
6/30/2026[4,5]	14.31	.17	.69	.86	(.05 )	(.87 )	(.92 )	14.25	5.91 [6]	5	.76 [7]	.74 [7]	2.35 [7]
12/31/2025	12.87	.32	1.84	2.16	(.19 )	(.53 )	(.72 )	14.31	17.21	4.78		.76	2.36
12/31/2024	12.30	.30	.51	.81	(.24 )	—	(.24 )	12.87	6.57	4.78		.77	2.35
12/31/2023	12.49	.29	1.30	1.59	(.21 )	(1.57)	(1.78)	12.30	13.77	3.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	3.84		.84	1.71
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.83	4.98		.98	1.02
Class 2:
6/30/2026[4,5]	14.33	.17	.70	.87	(.05 )	(.87 )	(.92 )	14.28	5.97 [6]	148	.76 [7]	.74 [7]	2.35 [7]
12/31/2025	12.89	.32	1.84	2.16	(.19 )	(.53 )	(.72 )	14.33	17.14	147.77		.76	2.38
12/31/2024	12.31	.31	.50	.81	(.23 )	—	(.23 )	12.89	6.58	149.77		.76	2.38
12/31/2023	12.49	.30	1.29	1.59	(.20 )	(1.57)	(1.77)	12.31	13.83	160.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	158.84		.83	1.73
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.79	208.98		.98	1.01
Class 4:
6/30/2026[4,5]	14.06	.15	.67	.82	(.04 )	(.87 )	(.91 )	13.97	5.77 [6]	221	1.01 [7]	.99 [7]	2.12 [7]
12/31/2025	12.66	.28	1.82	2.10	(.17 )	(.53 )	(.70 )	14.06	16.96	202	1.03	1.01	2.10
12/31/2024	12.10	.27	.50	.77	(.21 )	—	(.21 )	12.66	6.32	144	1.02	1.01	2.12
12/31/2023	12.32	.26	1.27	1.53	(.18 )	(1.57)	(1.75)	12.10	13.45	128	1.03	1.02	2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07 )	(.07 )	12.32	(14.73)	111	1.09	1.08	1.49
12/31/2021	14.02	.11	1.34	1.45	(.12 )	(.82 )	(.94 )	14.53	10.46	135	1.23	1.23	.77
Refer to the end of the table(s) for footnote(s).

395	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
The Bond Fund of America
Class 1:
6/30/2026[4,5]	$9.52	$.21	$(.16 )	$.05	$(.07 )	$—	$(.07 )	$9.50	.55%[6]	$6,729	.39%[7]	.23%[7]	4.47%[7]
12/31/2025	9.27	.43	.25	.68	(.43 )	—	(.43 )	9.52	7.40	6,909.39		.24	4.54
12/31/2024	9.54	.44	(.29 )	.15	(.42 )	—	(.42 )	9.27	1.50	6,992.39		.24	4.60
12/31/2023	9.41	.39	.09	.48	(.35 )	—	(.35 )	9.54	5.21	6,908.39		.20	4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32 )	(.12 )	(.44 )	9.41	(12.26)	6,370.39		.20	3.09
12/31/2021	11.89	.21	(.23 )	(.02 )	(.19 )	(.47 )	(.66 )	11.21	(.14 )	8,555.39		.26	1.84
Class 1A:
6/30/2026[4,5]	9.45	.20	(.16 )	.04	(.07 )	—	(.07 )	9.42	.41 [6]	337	.64 [7]	.48 [7]	4.22 [7]
12/31/2025	9.20	.41	.25	.66	(.41 )	—	(.41 )	9.45	7.24	297.64		.49	4.28
12/31/2024	9.47	.41	(.29 )	.12	(.39 )	—	(.39 )	9.20	1.23	221.64		.49	4.35
12/31/2023	9.35	.37	.08	.45	(.33 )	—	(.33 )	9.47	4.89	258.64		.45	3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31 )	(.12 )	(.43 )	9.35	(12.49)	220.64		.45	3.15
12/31/2021	11.84	.18	(.23 )	(.05 )	(.16 )	(.47 )	(.63 )	11.16	(.36 )	12.64		.51	1.59
Class 2:
6/30/2026[4,5]	9.37	.20	(.16 )	.04	(.07 )	—	(.07 )	9.34	.41 [6]	2,615	.64 [7]	.48 [7]	4.22 [7]
12/31/2025	9.12	.40	.26	.66	(.41 )	—	(.41 )	9.37	7.26	2,724.64		.49	4.29
12/31/2024	9.40	.41	(.30 )	.11	(.39 )	—	(.39 )	9.12	1.16	2,766.64		.49	4.35
12/31/2023	9.27	.36	.10	.46	(.33 )	—	(.33 )	9.40	5.02	2,879.64		.45	3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29 )	(.12 )	(.41 )	9.27	(12.58)	2,844.64		.45	2.84
12/31/2021	11.73	.18	(.22 )	(.04 )	(.16 )	(.47 )	(.63 )	11.06	(.31 )	3,729.64		.52	1.57
Class 4:
6/30/2026[4,5]	9.31	.18	(.16 )	.02	(.06 )	—	(.06 )	9.27	.27 [6]	1,517	.89 [7]	.73 [7]	3.97 [7]
12/31/2025	9.07	.38	.25	.63	(.39 )	—	(.39 )	9.31	6.98	1,426.89		.74	4.04
12/31/2024	9.35	.38	(.29 )	.09	(.37 )	—	(.37 )	9.07	.98	1,188.89		.74	4.10
12/31/2023	9.23	.34	.09	.43	(.31 )	—	(.31 )	9.35	4.72	963.89		.70	3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27 )	(.12 )	(.39 )	9.23	(12.75)	787.89		.70	2.61
12/31/2021	11.69	.15	(.22 )	(.07 )	(.14 )	(.47 )	(.61 )	11.01	(.59 )	891.89		.76	1.34
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	396

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Bond Fund
Class 1:
6/30/2026[4,5]	$10.22	$.21	$(.30 )	$(.09 )	$(.10 )	$—	$(.10 )	$10.03	(.89 )%[6]	$298	.49%[7]	.49%[7]	4.14%[7]
12/31/2025	9.63	.41	.51	.92	(.33 )	—	(.33 )	10.22	9.55	611.48		.48	4.07
12/31/2024	10.16	.42	(.70 )	(.28 )	(.25 )	—	(.25 )	9.63	(2.76)	588.48		.48	4.20
12/31/2023	9.55	.32	.29	.61	—	—	—	10.16	6.39	665.48		.48	3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03 )	(.16 )	(.19 )	9.55	(17.43)	663.51		.48	2.43
12/31/2021	12.94	.25	(.85 )	(.60 )	(.24 )	(.31 )	(.55 )	11.79	(4.73)	988.60		.50	2.06
Class 1A:
6/30/2026[4,5]	10.13	.20	(.31 )	(.11 )	(.10 )	—	(.10 )	9.92	(1.13)[6]	33	.74 [7]	.74 [7]	4.01 [7]
12/31/2025	9.54	.39	.50	.89	(.30 )	—	(.30 )	10.13	9.31	30.73		.73	3.84
12/31/2024	10.08	.40	(.69 )	(.29 )	(.25 )	—	(.25 )	9.54	(2.97)	39.74		.74	4.05
12/31/2023	9.50	.30	.28	.58	—	—	—	10.08	6.11	1.73		.73	3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02 )	(.16 )	(.18 )	9.50	(17.69)	1.76		.73	2.19
12/31/2021	12.91	.23	(.85 )	(.62 )	(.22 )	(.31 )	(.53 )	11.76	(4.88)	1.85		.75	1.85
Class 2:
6/30/2026[4,5]	10.10	.20	(.30 )	(.10 )	(.10 )	—	(.10 )	9.90	(1.14)[6]	728	.74 [7]	.74 [7]	3.99 [7]
12/31/2025	9.52	.38	.50	.88	(.30 )	—	(.30 )	10.10	9.39	758.73		.73	3.82
12/31/2024	10.03	.39	(.69 )	(.30 )	(.21 )	—	(.21 )	9.52	(3.04)	761.73		.73	3.95
12/31/2023	9.45	.29	.29	.58	—	—	—	10.03	6.14	817.73		.73	3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02 )	(.16 )	(.18 )	9.45	(17.70)	765.76		.73	2.18
12/31/2021	12.84	.22	(.84 )	(.62 )	(.21 )	(.31 )	(.52 )	11.70	(4.92)	1,030.85		.75	1.82
Class 4:
6/30/2026[4,5]	9.93	.18	(.30 )	(.12 )	(.09 )	—	(.09 )	9.72	(1.19)[6]	84	.99 [7]	.99 [7]	3.75 [7]
12/31/2025	9.37	.35	.49	.84	(.28 )	—	(.28 )	9.93	9.03	81.98		.98	3.56
12/31/2024	9.88	.36	(.68 )	(.32 )	(.19 )	—	(.19 )	9.37	(3.32)	60.98		.98	3.70
12/31/2023	9.33	.27	.28	.55	—	—	—	9.88	5.89	57.98		.98	2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02 )	(.16 )	(.18 )	9.33	(17.84)	53	1.01	.98	1.94
12/31/2021	12.71	.19	(.84 )	(.65 )	(.18 )	(.31 )	(.49 )	11.57	(5.18)	66	1.10	1.00	1.57
Refer to the end of the table(s) for footnote(s).

397	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American High-Income Trust
Class 1:
6/30/2026[4,5]	$9.33	$.32	$(.11 )	$.21	$(.14 )	$—	$(.14 )	$9.40	2.32%[6]	$75	.46%[7]	.35%[7]	6.77%[7]
12/31/2025	9.19	.64	.13	.77	(.63 )	—	(.63 )	9.33	8.52	255.45		.33	6.81
12/31/2024	8.94	.65	.24	.89	(.64 )	—	(.64 )	9.19	9.92	229.45		.32	6.96
12/31/2023	8.53	.63	.43	1.06	(.65 )	—	(.65 )	8.94	12.69	223.45		.31	7.10
12/31/2022	10.19	.56	(1.47)	(.91 )	(.75 )	—	(.75 )	8.53	(9.01)	224.47		.32	5.95
12/31/2021	9.80	.51	.34	.85	(.46 )	—	(.46 )	10.19	8.74	278.53		.37	4.95
Class 1A:
6/30/2026[4,5]	9.27	.31	(.11 )	.20	(.14 )	—	(.14 )	9.33	2.33 [6]	13	.69 [7]	.59 [7]	6.58 [7]
12/31/2025	9.15	.61	.13	.74	(.62 )	—	(.62 )	9.27	8.19	8.70		.58	6.50
12/31/2024	8.90	.62	.25	.87	(.62 )	—	(.62 )	9.15	9.73	3.70		.57	6.71
12/31/2023	8.51	.61	.41	1.02	(.63 )	—	(.63 )	8.90	12.40	3.70		.56	6.90
12/31/2022	10.16	.53	(1.46)	(.93 )	(.72 )	—	(.72 )	8.51	(9.29)	1.72		.57	5.70
12/31/2021	9.78	.49	.33	.82	(.44 )	—	(.44 )	10.16	8.42	1.78		.64	4.75
Class 2:
6/30/2026[4,5]	9.08	.30	(.11 )	.19	(.13 )	—	(.13 )	9.14	2.24 [6]	517	.69 [7]	.59 [7]	6.58 [7]
12/31/2025	8.96	.60	.13	.73	(.61 )	—	(.61 )	9.08	8.24	533.70		.58	6.57
12/31/2024	8.73	.61	.23	.84	(.61 )	—	(.61 )	8.96	9.67	536.70		.57	6.70
12/31/2023	8.35	.59	.41	1.00	(.62 )	—	(.62 )	8.73	12.45	533.70		.56	6.85
12/31/2022	9.98	.52	(1.43)	(.91 )	(.72 )	—	(.72 )	8.35	(9.26)	521.72		.57	5.68
12/31/2021	9.61	.48	.33	.81	(.44 )	—	(.44 )	9.98	8.42	673.78		.65	4.80
Class 3:
6/30/2026[4,5]	9.39	.31	(.11 )	.20	(.13 )	—	(.13 )	9.46	2.28 [6]	7	.62 [7]	.52 [7]	6.64 [7]
12/31/2025	9.25	.63	.13	.76	(.62 )	—	(.62 )	9.39	8.26	8.63		.51	6.64
12/31/2024	8.99	.63	.25	.88	(.62 )	—	(.62 )	9.25	9.79	8.63		.50	6.77
12/31/2023	8.58	.61	.43	1.04	(.63 )	—	(.63 )	8.99	12.54	8.63		.49	6.91
12/31/2022	10.24	.54	(1.47)	(.93 )	(.73 )	—	(.73 )	8.58	(9.25)	9.65		.50	5.76
12/31/2021	9.84	.50	.34	.84	(.44 )	—	(.44 )	10.24	8.60	10.71		.58	4.86
Class 4:
6/30/2026[4,5]	10.27	.33	(.12 )	.21	(.13 )	—	(.13 )	10.35	2.14 [6]	282	.94 [7]	.84 [7]	6.33 [7]
12/31/2025	10.07	.65	.14	.79	(.59 )	—	(.59 )	10.27	7.93	235.95		.83	6.29
12/31/2024	9.75	.65	.27	.92	(.60 )	—	(.60 )	10.07	9.39	156.95		.82	6.45
12/31/2023	9.26	.63	.46	1.09	(.60 )	—	(.60 )	9.75	12.18	107.95		.81	6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70 )	—	(.70 )	9.26	(9.53)	77.97		.82	5.44
12/31/2021	10.54	.50	.36	.86	(.41 )	—	(.41 )	10.99	8.18	90	1.03	.89	4.52
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	398

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Mortgage Fund
Class 1:
6/30/2026[4,5]	$9.46	$.21	$(.19 )	$.02	$(.08 )	$—	$(.08 )	$9.40	.27%[6]	$2	.36%[7]	.29%[7]	4.45%[7]
12/31/2025	9.08	.46	.34	.80	(.42 )	—	(.42 )	9.46	8.92	19.39		.32	4.84
12/31/2024	9.44	.47	(.38 )	.09	(.45 )	—	(.45 )	9.08	.93	17.39		.31	5.04
12/31/2023	9.45	.45	(.08 )	.37	(.38 )	—	(.38 )	9.44	4.03	17.41		.29	4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15 )	—	(.15 )	9.45	(9.76)	1.45		.25	.70
12/31/2021	11.11	.06	(.09 )	(.03 )	(.08 )	(.37 )	(.45 )	10.63	(.32 )	231.49		.29	.58
Class 1A:
6/30/2026[4,5]	9.32	.19	(.17 )	.02	(.09 )	—	(.09 )	9.25	.18 [6]	3	.62 [7]	.54 [7]	4.18 [7]
12/31/2025	8.96	.43	.33	.76	(.40 )	—	(.40 )	9.32	8.57	3.64		.57	4.59
12/31/2024	9.32	.44	(.37 )	.07	(.43 )	—	(.43 )	8.96	.74	3.64		.56	4.78
12/31/2023	9.34	.41	(.07 )	.34	(.36 )	—	(.36 )	9.32	3.72	2.65		.53	4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20 )	—	(.20 )	9.34	(10.03)	2.69		.54	1.91
12/31/2021	11.08	.04	(.10 )	(.06 )	(.06 )	(.37 )	(.43 )	10.59	(.47 )	2.74		.54	.33
Class 2:
6/30/2026[4,5]	9.35	.19	(.17 )	.02	(.09 )	—	(.09 )	9.28	.18 [6]	39	.62 [7]	.54 [7]	4.18 [7]
12/31/2025	8.98	.43	.34	.77	(.40 )	—	(.40 )	9.35	8.63	41.64		.56	4.60
12/31/2024	9.34	.45	(.38 )	.07	(.43 )	—	(.43 )	8.98	.68	42.64		.56	4.79
12/31/2023	9.36	.41	(.07 )	.34	(.36 )	—	(.36 )	9.34	3.68	44.64		.52	4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20 )	—	(.20 )	9.36	(9.94)	46.69		.54	1.87
12/31/2021	11.09	.04	(.10 )	(.06 )	(.05 )	(.37 )	(.42 )	10.61	(.57 )	58.74		.54	.33
Class 4:
6/30/2026[4,5]	9.21	.18	(.18 )	— [8]	(.08 )	—	(.08 )	9.13	.14 [6]	62	.87 [7]	.79 [7]	3.93 [7]
12/31/2025	8.86	.40	.33	.73	(.38 )	—	(.38 )	9.21	8.32	63.89		.82	4.33
12/31/2024	9.23	.42	(.38 )	.04	(.41 )	—	(.41 )	8.86	.35	49.89		.82	4.53
12/31/2023	9.25	.38	(.06 )	.32	(.34 )	—	(.34 )	9.23	3.51	45.90		.78	4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18 )	—	(.18 )	9.25	(10.16)	40.94		.79	1.66
12/31/2021	10.97	.01	(.09 )	(.08 )	(.03 )	(.37 )	(.40 )	10.49	(.78 )	43.99		.79	.08
Refer to the end of the table(s) for footnote(s).

399	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Ultra-Short Bond Fund
Class 1:
6/30/2026[4,5]	$11.28	$.20	$(.01 )	$.19	$(.08 )	$—	$(.08 )	$11.39	1.66%[6]	$38	.30%[7]	3.48%[7]
12/31/2025	11.31	.46	.01	.47	(.50 )	—	(.50 )	11.28	4.15	36.31		4.01
12/31/2024	11.35	.58	(.01 )	.57	(.61 )	—	(.61 )	11.31	5.08	39.30		4.98
12/31/2023	11.35	.55	.01	.56	(.56 )	—	(.56 )	11.35	4.94	40.30		4.81
12/31/2022	11.27	.17	(.01 )	.16	(.08 )	—	(.08 )	11.35	1.42	51.32		1.48
12/31/2021	11.31	(.03 )	(.01 )	(.04 )	—	—	—	11.27	(.35 )	37.37		(.28 )
Class 1A:
6/30/2026[4,5]	11.28	.18	.01	.19	(.03 )	—	(.03 )	11.44	1.65 [6,12]	— [11]	.50 [7,12]	3.29 [7,12]
12/31/2025	11.31	.43	.01	.44	(.47 )	—	(.47 )	11.28	3.92	— [11]	.53	3.78
12/31/2024	11.35	.55	— [8]	.55	(.59 )	—	(.59 )	11.31	4.86	— [11]	.53	4.74
12/31/2023	11.35	.54	—	.54	(.54 )	—	(.54 )	11.35	4.79	— [11]	.53	4.69
12/31/2022	11.28	.16	(.01 )	.15	(.08 )	—	(.08 )	11.35	1.32	— [11]	.31	1.40
12/31/2021	11.31	(.03 )	— [8]	(.03 )	—	—	—	11.28	(.27 )	— [11]	.36	(.28 )
Class 2:
6/30/2026[4,5]	10.88	.18	(.01 )	.17	(.07 )	—	(.07 )	10.98	1.59 [6]	204	.55 [7]	3.22 [7]
12/31/2025	10.93	.42	— [8]	.42	(.47 )	—	(.47 )	10.88	3.83	215.56		3.77
12/31/2024	10.98	.53	— [8]	.53	(.58 )	—	(.58 )	10.93	4.89	245.55		4.73
12/31/2023	11.00	.51	— [8]	.51	(.53 )	—	(.53 )	10.98	4.64	273.55		4.56
12/31/2022	10.93	.13	— [8]	.13	(.06 )	—	(.06 )	11.00	1.17	297.57		1.23
12/31/2021	10.99	(.06 )	— [8]	(.06 )	—	—	—	10.93	(.55 )	245.62		(.53 )
Class 3:
6/30/2026[4,5]	11.03	.18	— [8]	.18	(.07 )	—	(.07 )	11.14	1.67 [6]	4	.48 [7]	3.29 [7]
12/31/2025	11.08	.43	— [8]	.43	(.48 )	—	(.48 )	11.03	3.86	4.49		3.84
12/31/2024	11.13	.54	— [8]	.54	(.59 )	—	(.59 )	11.08	4.91	4.48		4.79
12/31/2023	11.14	.52	.01	.53	(.54 )	—	(.54 )	11.13	4.75	4.48		4.64
12/31/2022	11.07	.13	— [8]	.13	(.06 )	—	(.06 )	11.14	1.19	4.50		1.19
12/31/2021	11.12	(.05 )	— [8]	(.05 )	—	—	—	11.07	(.45 )	5.55		(.46 )
Class 4:
6/30/2026[4,5]	10.96	.16	— [8]	.16	(.07 )	—	(.07 )	11.05	1.45 [6]	51	.80 [7]	2.97 [7]
12/31/2025	11.00	.39	— [8]	.39	(.43 )	—	(.43 )	10.96	3.59	53.81		3.52
12/31/2024	11.05	.50	.01	.51	(.56 )	—	(.56 )	11.00	4.62	51.80		4.47
12/31/2023	11.05	.48	.01	.49	(.49 )	—	(.49 )	11.05	4.44	56.80		4.28
12/31/2022	11.00	.12	(.03 )	.09	(.04 )	—	(.04 )	11.05	.83	80.82		1.05
12/31/2021	11.08	(.09 )	.01	(.08 )	—	—	—	11.00	(.72 )	46.87		(.79 )
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	400

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Government Securities Fund
Class 1:
6/30/2026[4,5]	$9.90	$.21	$(.21 )	$— [8]	$(.08 )	$—	$(.08 )	$9.82	(.03 )%[6]	$268	.33%[7]	.25%[7]	4.26%[7]
12/31/2025	9.59	.43	.33	.76	(.45 )	—	(.45 )	9.90	8.01	261.33		.26	4.35
12/31/2024	9.91	.45	(.35 )	.10	(.42 )	—	(.42 )	9.59	.99	268.33		.27	4.53
12/31/2023	9.99	.40	(.09 )	.31	(.39 )	—	(.39 )	9.91	3.21	257.33		.21	4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44 )	—	(.44 )	9.99	(10.75)	242.36		.22	2.90
12/31/2021	13.04	.18	(.26 )	(.08 )	(.18 )	(1.11)	(1.29)	11.67	(.44 )	522.39		.29	1.50
Class 1A:
6/30/2026[4,5]	9.84	.20	(.22 )	(.02 )	(.07 )	—	(.07 )	9.75	(.17 )[6]	314	.58 [7]	.50 [7]	4.02 [7]
12/31/2025	9.53	.41	.33	.74	(.43 )	—	(.43 )	9.84	7.80	300.58		.51	4.10
12/31/2024	9.87	.42	(.35 )	.07	(.41 )	—	(.41 )	9.53	.70	286.58		.51	4.23
12/31/2023	9.96	.38	(.10 )	.28	(.37 )	—	(.37 )	9.87	2.88	5.58		.46	3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41 )	—	(.41 )	9.96	(10.93)	4.60		.47	2.70
12/31/2021	13.00	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.63	(.65 )	5.64		.53	1.28
Class 2:
6/30/2026[4,5]	9.76	.19	(.21 )	(.02 )	(.07 )	—	(.07 )	9.67	(.18 )[6]	1,024	.58 [7]	.50 [7]	4.01 [7]
12/31/2025	9.46	.40	.33	.73	(.43 )	—	(.43 )	9.76	7.75	1,056.58		.51	4.10
12/31/2024	9.78	.42	(.34 )	.08	(.40 )	—	(.40 )	9.46	.75	1,051.58		.52	4.28
12/31/2023	9.87	.37	(.09 )	.28	(.37 )	—	(.37 )	9.78	2.89	1,073.58		.46	3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41 )	—	(.41 )	9.87	(10.95)	1,059.61		.47	2.69
12/31/2021	12.89	.15	(.25 )	(.10 )	(.15 )	(1.11)	(1.26)	11.53	(.62 )	1,391.64		.54	1.24
Class 3:
6/30/2026[4,5]	9.93	.20	(.21 )	(.01 )	(.07 )	—	(.07 )	9.85	(.06 )[6]	5	.51 [7]	.43 [7]	4.08 [7]
12/31/2025	9.62	.42	.32	.74	(.43 )	—	(.43 )	9.93	7.78	5.51		.44	4.17
12/31/2024	9.94	.43	(.35 )	.08	(.40 )	—	(.40 )	9.62	.79	5.51		.44	4.35
12/31/2023	10.02	.39	(.10 )	.29	(.37 )	—	(.37 )	9.94	3.00	6.51		.39	3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41 )	—	(.41 )	10.02	(10.90)	6.54		.40	2.76
12/31/2021	13.07	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.70	(.62 )	9.57		.47	1.31
Class 4:
6/30/2026[4,5]	9.74	.18	(.21 )	(.03 )	(.07 )	—	(.07 )	9.64	(.31 )[6]	270	.83 [7]	.75 [7]	3.77 [7]
12/31/2025	9.44	.38	.33	.71	(.41 )	—	(.41 )	9.74	7.54	255.83		.76	3.85
12/31/2024	9.77	.39	(.34 )	.05	(.38 )	—	(.38 )	9.44	.44	210.83		.77	4.02
12/31/2023	9.86	.35	(.10 )	.25	(.34 )	—	(.34 )	9.77	2.62	183.83		.71	3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38 )	—	(.38 )	9.86	(11.19)	190.85		.72	2.45
12/31/2021	12.88	.12	(.25 )	(.13 )	(.12 )	(1.11)	(1.23)	11.52	(.88 )	238.89		.79	.98
Refer to the end of the table(s) for footnote(s).

401	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[13]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,13]	Net effective expense ratio[2,5,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth Fund
Class P1:
6/30/2026[4,5]	$14.26	$.01	$.65	$.66	$(.06 )	$(.91 )	$(.97 )	$13.95	4.62%[6]	$14	.37%[7]	.37%[7]	.69%[7]	.11%[7]
12/31/2025	13.35	.06	1.67	1.73	(.25 )	(.57 )	(.82 )	14.26	13.63	14.38		.36	.67	.47
12/31/2024	10.86	.10	2.48	2.58	(.09 )	—	(.09 )	13.35	23.82	14.42		.37	.69	.81
12/31/2023	11.37	.08	2.28	2.36	(.08 )	(2.79)	(2.87)	10.86	23.77	13.42		.37	.70	.77
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22 )	(2.54)	(2.76)	11.37	(24.62)	9.41		.36	.68	.47
12/31/2021	17.25	.04	2.16	2.20	(.18 )	(.74 )	(.92 )	18.53	13.08	13.41		.36	.69	.19
Class P2:
6/30/2026[4,5]	14.12	(.01 )	.64	.63	(.05 )	(.91 )	(.96 )	13.79	4.48 [6]	478	.63 [7]	.63 [7]	.95 [7]	(.14 )[7]
12/31/2025	13.19	.03	1.66	1.69	(.19 )	(.57 )	(.76 )	14.12	13.41	491.63		.62	.93	.21
12/31/2024	10.73	.06	2.46	2.52	(.06 )	—	(.06 )	13.19	23.50	513.67		.62	.94	.52
12/31/2023	11.28	.05	2.26	2.31	(.07 )	(2.79)	(2.86)	10.73	23.50	495.67		.62	.95	.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18 )	(2.54)	(2.72)	11.28	(24.88)	445.67		.62	.94	.20
12/31/2021	17.11	(.01 )	2.16	2.15	(.10 )	(.74 )	(.84 )	18.42	12.89	584.67		.62	.95	(.07 )
Managed Risk EUPAC Fund
Class P1:
6/30/2026[4,5]	$9.34	$.18	$.96	$1.14	$(.16 )	$—	$(.16 )	$10.32	12.18%[6]	$2	.43%[7]	.39%[7]	.87%[7]	3.68%[7]
12/31/2025	8.23	.14	1.10	1.24	(.13 )	—	(.13 )	9.34	15.33	2.41		.36	.83	1.58
12/31/2024	8.36	.13	(.12 )	.01	(.14 )	—	(.14 )	8.23	(.05 )	2.46		.37	.84	1.50
12/31/2023	8.61	.13	.41	.54	(.15 )	(.64 )	(.79 )	8.36	6.36	2.46		.36	.84	1.60
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34 )	—	(.34 )	8.61	(15.27)	2.44		.37	.85	1.70
12/31/2021	11.07	.24	(.67 )	(.43 )	(.09 )	—	(.09 )	10.55	(3.92)	2.44		.36	.86	2.12
Class P2:
6/30/2026[4,5]	9.29	.17	.95	1.12	(.13 )	—	(.13 )	10.28	12.04 [6]	109	.70 [7]	.66 [7]	1.14 [7]	3.41 [7]
12/31/2025	8.18	.10	1.12	1.22	(.11 )	—	(.11 )	9.29	15.09	111.68		.63	1.10	1.23
12/31/2024	8.32	.10	(.13 )	(.03 )	(.11 )	—	(.11 )	8.18	(.45 )	112.72		.63	1.10	1.19
12/31/2023	8.58	.10	.42	.52	(.14 )	(.64 )	(.78 )	8.32	6.22	122.73		.63	1.11	1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28 )	—	(.28 )	8.58	(15.54)	124.70		.63	1.11	1.36
12/31/2021	10.99	.20	(.65 )	(.45 )	(.06 )	—	(.06 )	10.48	(4.13)	160.71		.63	1.13	1.79
Managed Risk Washington Mutual Investors Fund
Class P1:
6/30/2026[4,5]	$12.77	$.03	$.62	$.65	$(.19 )	$—	$(.19 )	$13.23	5.11%[6]	$3	.37%[7]	.37%[7]	.63%[7]	.54%[7]
12/31/2025	11.76	.20	1.07	1.27	(.26 )	—	(.26 )	12.77	10.95	3.37		.36	.61	1.64
12/31/2024	10.50	.20	1.28	1.48	(.22 )	—	(.22 )	11.76	14.20	3.41		.36	.61	1.80
12/31/2023	11.24	.20	.79	.99	(.24 )	(1.49)	(1.73)	10.50	10.04	3.42		.37	.63	1.91
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56 )	—	(.56 )	11.24	(8.92)	3.41		.36	.60	1.96
12/31/2021	11.24	.16	1.79	1.95	(.24 )	—	(.24 )	12.95	17.46	2.41		.36	.66	1.33
Class P2:
6/30/2026[4,5]	12.69	.02	.60	.62	(.18 )	—	(.18 )	13.13	4.94 [6]	301	.64 [7]	.64 [7]	.90 [7]	.26 [7]
12/31/2025	11.69	.16	1.07	1.23	(.23 )	—	(.23 )	12.69	10.65	312.64		.63	.88	1.34
12/31/2024	10.43	.17	1.28	1.45	(.19 )	—	(.19 )	11.69	13.99	319.68		.63	.88	1.51
12/31/2023	11.18	.18	.77	.95	(.21 )	(1.49)	(1.70)	10.43	9.73	322.68		.63	.89	1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52 )	—	(.52 )	11.18	(9.16)	321.67		.62	.86	1.62
12/31/2021	11.18	.11	1.79	1.90	(.20 )	—	(.20 )	12.88	17.11	371.68		.62	.92	.91
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	402

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[13]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,13]	Net effective expense ratio[2,5,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth-Income Fund
Class P1:
6/30/2026[4]	$15.01	$.05	$1.03	$1.08	$(.19 )	$(2.17)	$(2.36)	$13.73	7.21%[6]	$1,837	.36%[7]	.36%[7]	.63%[7]	.64%[7]
12/31/2025	14.35	.20	1.36	1.56	(.34 )	(.56 )	(.90 )	15.01	11.45	1,834.37		.36	.63	1.35
12/31/2024	12.53	.21	2.02	2.23	(.23 )	(.18 )	(.41 )	14.35	18.03	1,903.41		.36	.63	1.55
12/31/2023	12.51	.20	1.65	1.85	(.21 )	(1.62)	(1.83)	12.53	16.17	1,910.41		.36	.63	1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30 )	(.31 )	(.61 )	12.51	(16.74)	1,833.41		.36	.62	1.33
12/31/2021	14.01	.14	1.99	2.13	(.21 )	(.20 )	(.41 )	15.73	15.32	2,328.41		.36	.64	.96
Class P2:
6/30/2026[4]	14.90	.03	1.04	1.07	(.19 )	(2.17)	(2.36)	13.61	7.15 [6]	250	.61 [7]	.61 [7]	.88 [7]	.38 [7]
12/31/2025	14.25	.16	1.35	1.51	(.30 )	(.56 )	(.86 )	14.90	11.17	258.62		.61	.88	1.10
12/31/2024	12.45	.17	2.01	2.18	(.20 )	(.18 )	(.38 )	14.25	17.69	274.66		.61	.88	1.29
12/31/2023	12.44	.17	1.64	1.81	(.18 )	(1.62)	(1.80)	12.45	15.90	277.66		.61	.88	1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26 )	(.31 )	(.57 )	12.44	(16.93)	268.66		.61	.87	1.10
12/31/2021	13.93	.10	1.98	2.08	(.17 )	(.20 )	(.37 )	15.64	15.05	340.66		.61	.89	.70
Managed Risk Asset Allocation Fund
Class P1:
6/30/2026[4,5]	$13.46	$.04	$.95	$.99	$(.23 )	$(1.07)	$(1.30)	$13.15	7.38%[6]	$13	.36%[7]	.36%[7]	.69%[7]	.61%[7]
12/31/2025	13.20	.26	1.22	1.48	(.39 )	(.83 )	(1.22)	13.46	12.01	13.38		.36	.65	1.96
12/31/2024	11.90	.29	1.45	1.74	(.27 )	(.17 )	(.44 )	13.20	14.90	12.41		.36	.65	2.28
12/31/2023	12.43	.31	.87	1.18	(.26 )	(1.45)	(1.71)	11.90	10.51	10.41		.36	.66	2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32 )	(.48 )	(.80 )	12.43	(13.75)	7.41		.36	.65	1.80
12/31/2021	13.84	.21	1.55	1.76	(.27 )	—	(.27 )	15.33	12.82	7.41		.36	.66	1.43
Class P2:
6/30/2026[4,5]	13.00	.02	.92	.94	(.22 )	(1.07)	(1.29)	12.65	7.28 [6]	1,440	.61 [7]	.61 [7]	.94 [7]	.35 [7]
12/31/2025	12.78	.17	1.22	1.39	(.34 )	(.83 )	(1.17)	13.00	11.67	1,463.63		.61	.90	1.30
12/31/2024	11.53	.22	1.44	1.66	(.24 )	(.17 )	(.41 )	12.78	14.63	2,014.66		.61	.90	1.81
12/31/2023	12.09	.21	.90	1.11	(.22 )	(1.45)	(1.67)	11.53	10.23	2,093.66		.61	.91	1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29 )	(.48 )	(.77 )	12.09	(13.97)	2,182.66		.61	.90	1.40
12/31/2021	13.45	.15	1.53	1.68	(.20 )	—	(.20 )	14.93	12.50	2,812.66		.61	.91	1.03
Refer to the end of the table(s) for footnote(s).

403	American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[15,16]	Six months ended June 30, 2026[4,5,6,17]	Year ended December 31,
		2025[17]	2024	2023	2022	2021
Capital Income Builder	51%	72%	49%	59%	48%	60%
Asset Allocation Fund	42	72	43	54	42	45
American Funds Global Balanced Fund	27	57	55	43	111	36
The Bond Fund of America	112	159	102	129	77	87
Capital World Bond Fund	36	59	54	110	114	64
American Funds Mortgage Fund	21	65	52	85	56	38
U.S. Government Securities Fund	21	44	43	113	77	126
Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if any[15,16]	Six months ended June 30, 2026[4,5,6,17]	Year ended December 31,
		2025[17]	2024	2023	2022	2021
Global Growth Fund	32%	45%	41%	29%	29%	18%
SMALLCAP World Fund	82	51	47	36	40	29
Growth Fund	19	27	23	23	29	25
EUPAC Fund	69	63	35	28	42	44
New World Fund	33	49	55	36	40	43
Washington Mutual Investors Fund	15	37	31	29	30	90
U.S. Small and Mid Cap Equity Fund	67	82	4 [4,6,10]
Capital World Growth and Income Fund	25	45	34	29	42	85
Growth-Income Fund	24	27	45	26	25	24
International Growth and Income Fund	36	48	39	38	48	41
Capital Income Builder	58	87	107	149	126	93
Asset Allocation Fund	51	115	129	159	118	124
American Funds Global Balanced Fund	37	86	141	103	126	39
The Bond Fund of America	155	247	398	545	415	456
Capital World Bond Fund	64	106	269	286	188	91
American High-Income Trust	25	39	45	40	34	56
American Funds Mortgage Fund	173	421	644	1053	1141	975
Ultra-Short Bond Fund	— [18]	— [18]	— [18]	— [18]	— [18]	— [18]
U.S. Government Securities Fund	74	253	398	744	695	433
Managed Risk Growth Fund	13	32	14	39	97	32
Managed Risk EUPAC Fund	14	17	11	27	82	24
Managed Risk Washington Mutual Investors Fund	12	22	8	19	70	16
Managed Risk Growth-Income Fund	14	29	13	21	67	13
Managed Risk Asset Allocation Fund	10	15	7	13	48	5

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $0.01.
[9]	Amount less than 0.01%.
[10]	For the period 11/15/2024, commencement of operations, through 12/31/2024.
[11]	Amount less than $1 million.
[12]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services and/or insur-
ance administrative services, as applicable, are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[13]	This column does not include expenses of the underlying funds in which each fund invests.
[14]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Rates exclude in-kind transactions, if any.
[18]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

American Funds Insurance Series	404

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP (“D&T”) was appointed as the independent registered public accounting firm for the funds constituting the American Funds Insurance Series (hereafter referred to as the “series”) for the fiscal year ending December 31, 2026 audit. The change in the series’ independent registered public accounting firm was approved by the series’ board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.
PwC’s reports on the series’ financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, (i) were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the series’ financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The series requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the series’ Form N-CSR for the period ended December 31, 2025.
During the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, neither the series, nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the series’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

405	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2027. The agreement was amended to add an additional advisory fee breakpoint for Growth Fund when its net assets exceed $55 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase.
In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

American Funds Insurance Series	406

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

407	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2027. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2024. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series	408

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds (continued)

3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted that CRMC agreed to continue to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses were generally competitive with, and in many cases compared favorably to. those of other similar funds included in the comparable Lipper category.
The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

409	American Funds Insurance Series

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the financial statements filed under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the financial statements filed under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the financial statements filed under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the financial statements filed under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 16. Controls and Procedures.

(a) The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Not applicable to the semi-annual filing.
(2) Not applicable.
(3) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(4) Not applicable.
(5) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2026

By:	/s/ Garett J. Childs
Garett J. Childs
Principal Financial Officer

Date:	September 2, 2026

EXHIBIT LIST

Exhibit 19(a)(3)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 19(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.